UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

ANNUAL REPORT

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
REIT	Real Estate Investment Trust
CDOR	Canadian Dollar Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollar
AUD	Australian Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
(r)	The adjustable rate shown is effective as of October 31, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
~	Security pledged as collateral for Swap Agreements.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Enhanced U.S. Large Company Portfolio vs.

S&P 500® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

U.S. Large Cap Equity Portfolio vs.

Russell 1000® Index

June 25, 2013-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Portfolio vs.

Russell 1000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Targeted Value Portfolio — Institutional Class vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Targeted Value Portfolio — Class R1 vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Targeted Value Portfolio — Class R2 vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Value Portfolio vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Core Equity 1 Portfolio vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Vector Equity Portfolio vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Portfolio vs.

Russell 2000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Micro Cap Portfolio vs.

Russell 2000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. High Relative Profitability Portfolio vs.

Russell 1000® Index

May 16, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DFA Real Estate Securities Portfolio vs.

S&P 500® Index, Dow Jones U.S. Select REIT Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

© 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

9

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021
Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500® Index. This strategy uses S&P 500® Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2021, 100% of the equity exposure consisted of S&P 500® Index futures contracts. The behavior of S&P 500® Index futures contracts is determined principally by the performance of the S&P 500® Index.

For the 12 months ended October 31, 2021, total returns were 41.82% for the Portfolio and 42.91% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio’s underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. Realized term premiums were generally negative for government securities during the period. As such, the fixed income component’s allocation to government securities with maturities longer than two-years detracted from performance. Realized credit premiums were positive for the period, resulting in the fixed income component’s allocation to corporate securities contributing positively to performance. However, in combination, the fixed income component underperformed the financing cost of the S&P 500® Index futures contracts that the Portfolio purchased throughout the year.

10

U.S. Large Cap Equity Portfolio

The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 700 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 42.42% for the Portfolio and 43.51% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on large-cap stocks with higher profitability detracted from performance relative to the benchmark, as these stocks generally underperformed.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2021, the Master Fund held approximately 370 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 48.68% for the Portfolio and 43.76% for the Russell 1000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Master Fund’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Master Fund’s emphasis on stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts for the period. Additionally, the Master Fund’s exclusion of highly regulated utilities contributed positively to relative performance, as utilities generally underperformed.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,390 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 72.74% for the Portfolio’s Class R1 shares, 72.45% for the Portfolio’s Class R2 shares, 72.95% for the Portfolio’s Institutional Class shares, and 64.30% for the Russell 2000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Portfolio’s exclusion of highly regulated utilities also contributed positively to relative performance, as utilities generally underperformed.

11

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,030 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 73.01% for the Portfolio and 64.30% for the Russell 2000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Portfolio’s exclusion of highly regulated utilities also contributed positively to relative performance, as utilities generally underperformed.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,510 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 45.50% for the Portfolio and 43.90% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks also contributed positively to relative performance.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,560 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 47.35% for the Portfolio and 43.90% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks also contributed positively to relative performance.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and

12

higher-profitability stocks relative to the market. The Portfolio’s increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,400 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 54.98% for the Portfolio and 43.90% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks also contributed positively to relative performance.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,010 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 58.30% for the Portfolio and 50.80% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as those stocks underperformed.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price.

Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,600 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 64.00% for the Portfolio and 50.80% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on micro-cap stocks contributed positively to performance relative to the benchmark, as micro-caps outperformed other small-caps. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those stocks underperformed. Additionally, the Portfolio’s exclusion of stocks with high asset growth contributed positively to relative performance, as those stocks underperformed.

U.S. High Relative Profitability Portfolio

The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification

13

with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2021, the Portfolio held approximately 180 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 35.42% for the Portfolio and 43.51% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s focus on stocks with high profitability detracted from performance relative to the benchmark, as stocks with high profitability generally underperformed stocks with low profitability for the period.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2021, the Portfolio held approximately 160 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 47.01% for the Portfolio, 42.91% for the S&P 500® Index, and 56.10 % for the Dow Jones U.S. Select REIT IndexSM, the Portfolio’s benchmarks. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT IndexSM detracted from the Portfolio’s performance relative to the benchmark, most notably among tower and data center REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, as well as data center REITs, which are held by the benchmark at a lower weight, and these securities generally underperformed.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,099.70	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,092.90	0.14%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,040.00	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,050.60	0.43%	$2.22
Class R2 Shares	$1,000.00	$1,049.70	0.58%	$3.00
Institutional Class Shares	$1,000.00	$1,051.10	0.33%	$1.71
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,023.04	0.43%	$2.19
Class R2 Shares	$1,000.00	$1,022.28	0.58%	$2.96
Institutional Class Shares	$1,000.00	$1,023.54	0.33%	$1.68

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,047.80	0.42%	$2.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,080.70	0.15%	$0.79
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,076.50	0.19%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,050.70	0.29%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,047.30	0.33%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.54	0.33%	$1.68

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,053.70	0.46%	$2.38
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,081.40	0.24%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,119.30	0.18%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021 (September 27, 2021 with respect to the U.S. Micro Cap Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	0.7%
Communications	1.1%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	3.9%
Energy	2.9%
Financial	25.7%
Foreign Government	24.0%
Industrial	1.4%
Supranational	8.3%
Technology	3.5%
U.S. Government	22.9%
Utilities	0.7%

100.0%

18

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	10.3%
Consumer Discretionary	12.1%
Consumer Staples	5.9%
Energy	3.0%
Financials	12.3%
Health Care	13.3%
Industrials	11.0%
Information Technology	26.3%
Materials	3.7%
Real Estate	0.2%
Utilities	1.9%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.4%
Consumer Discretionary	12.7%
Consumer Staples	5.8%
Energy	3.3%
Financials	14.3%
Health Care	11.9%
Industrials	12.4%
Information Technology	24.5%
Materials	4.1%
Real Estate	0.3%
Utilities	2.3%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.6%
Consumer Discretionary	14.2%
Consumer Staples	3.8%
Energy	3.6%
Financials	20.4%
Health Care	12.1%
Industrials	20.7%
Information Technology	13.2%
Materials	6.1%
Real Estate	0.5%
Utilities	2.8%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.8%
Consumer Discretionary	13.8%
Consumer Staples	4.7%
Energy	8.0%
Financials	28.2%
Health Care	4.5%
Industrials	19.2%
Information Technology	8.4%
Materials	8.9%
Real Estate	1.0%
Utilities	0.5%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.2%
Consumer Discretionary	12.9%
Consumer Staples	5.6%
Energy	3.2%
Financials	14.9%
Health Care	11.8%
Industrials	14.0%
Information Technology	23.8%
Materials	4.5%
Real Estate	0.4%
Utilities	1.7%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	12.5%
Consumer Staples	4.1%
Energy	6.2%
Financials	23.5%
Health Care	10.9%
Industrials	18.9%
Information Technology	12.0%
Materials	5.9%
Real Estate	1.0%
Utilities	2.1%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.6%
Consumer Discretionary	13.5%
Consumer Staples	4.5%
Energy	8.9%
Financials	28.5%
Health Care	3.8%
Industrials	20.9%
Information Technology	7.4%
Materials	8.7%
Real Estate	0.6%
Utilities	0.6%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.3%
Consumer Discretionary	12.1%
Consumer Staples	4.8%
Energy	6.1%
Financials	22.9%
Health Care	10.5%
Industrials	17.6%
Information Technology	11.6%
Materials	6.3%
Real Estate	0.7%
Utilities	1.1%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	3.4%
Consumer Discretionary	17.1%
Consumer Staples	11.6%
Energy	0.3%
Financials	3.4%
Health Care	15.1%
Industrials	12.6%
Information Technology	34.7%
Materials	1.7%
Utilities	0.1%

100.0%

19

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face Amount^	Value†
			(000)
BONDS — (76.4%)
AUSTRALIA — (0.3%)
Glencore Funding LLC
#Ω	4.625%, 04/29/24		1,150	$1,241,178

CANADA — (20.1%)
Bank of Montreal
	2.270%, 07/11/22	CAD	5,000	4,085,852
Canadian Government Bond
	0.250%, 04/01/24	CAD	14,000	11,071,154
National Bank of Canada
	2.100%, 02/01/23		3,500	3,563,865
Province of Alberta Canada
#	3.350%, 11/01/23		3,000	3,161,823
	3.100%, 06/01/24	CAD	6,000	5,060,197
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	2,500	3,423,149
	3.300%, 06/02/24	CAD	8,000	6,779,703
Province of Ontario Canada
	3.500%, 06/02/24	CAD	13,000	11,070,798
Province of Quebec Canada
	2.250%, 02/22/24	CAD	13,500	11,162,153
PSP Capital, Inc.
	2.090%, 11/22/23	CAD	2,500	2,056,238
Royal Bank of Canada
	2.949%, 05/01/23	CAD	2,750	2,281,260
	2.333%, 12/05/23	CAD	7,000	5,770,645
Suncor Energy, Inc.
	2.800%, 05/15/23		2,000	2,059,844
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	14,500	12,052,246

TOTAL CANADA				83,598,927

FRANCE — (4.1%)
BNP Paribas SA
Ω	2.950%, 05/23/22		500	506,995
BPCE SA
Ω	3.000%, 05/22/22		4,000	4,056,934
Caisse d’Amortissement de la Dette Sociale
	3.375%, 03/20/24		11,000	11,688,710
Credit Agricole SA
Ω	3.375%, 01/10/22		405	407,336
Societe Generale SA
Ω	3.875%, 03/28/24		500	530,898

TOTAL FRANCE				17,190,873

GERMANY — (4.4%)
Daimler Finance North America LLC
Ω	2.550%, 08/15/22		1,750	1,779,182

			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Ω	3.250%, 08/01/24		1,750	$1,852,640
Deutsche Bank AG
#	3.950%, 02/27/23		2,350	2,441,815
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	104,000	12,297,407

TOTAL GERMANY				18,371,044

JAPAN — (3.2%)
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		1,000	1,012,347
Mitsubishi UFJ Financial Group, Inc.
	2.998%, 02/22/22		500	504,086
	2.665%, 07/25/22		1,000	1,016,270
	3.455%, 03/02/23		1,000	1,037,431
Mizuho Financial Group, Inc.
	2.601%, 09/11/22		3,000	3,055,277
Nissan Motor Acceptance Corp.
Ω	2.600%, 09/28/22		320	325,274
Ω	3.450%, 03/15/23		2,350	2,425,058
Sumitomo Mitsui Financial Group, Inc.
	3.102%, 01/17/23		500	514,906
	3.748%, 07/19/23		2,000	2,104,697
	2.696%, 07/16/24		1,100	1,146,397
Toyota Motor Credit Corp.
	0.750%, 07/21/22	EUR	210	244,838

TOTAL JAPAN				13,386,581

NETHERLANDS — (1.4%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,648,812
Shell International Finance BV
	1.250%, 03/15/22	EUR	2,000	2,326,519

TOTAL NETHERLANDS				5,975,331

NEW ZEALAND — (2.9%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	17,600	12,128,859

NORWAY — (2.9%)
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	99,000	12,157,995

SINGAPORE — (2.9%)
Singapore Government Bond
	2.000%, 02/01/24	SGD	15,200	11,552,338

20

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	SINGAPORE — (Continued)
	Temasek Financial I Ltd.
	0.500%, 03/01/22	EUR	500	$579,444

	TOTAL SINGAPORE			12,131,782

	SPAIN — (0.7%)
	Banco Santander SA
	2.706%, 06/27/24		1,200	1,251,342
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,543,689

	TOTAL SPAIN			2,795,031

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.2%)
	European Investment Bank
	1.500%, 01/26/24	NOK	104,720	12,412,145
	Inter-American Development Bank
	3.000%, 02/21/24		7,000	7,375,060
	International Bank for Reconstruction & Development
	2.500%, 01/24/24	NZD	16,000	11,494,851
	Nordic Investment Bank
	1.875%, 04/10/24	NOK	25,000	2,982,013

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			34,264,069

	SWEDEN — (0.4%)
	Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23		1,585	1,581,782

	SWITZERLAND — (0.9%)
	UBS AG
Ω	0.700%, 08/09/24		3,750	3,726,124

	UNITED KINGDOM — (2.5%)
	CNH Industrial Capital LLC
	4.375%, 04/05/22		940	954,229
	1.950%, 07/02/23		1,094	1,114,065
	HSBC Holdings PLC
	3.600%, 05/25/23		2,450	2,560,825
	HSBC USA, Inc.
	3.500%, 06/23/24		1,100	1,172,699
	Lloyds Banking Group PLC
	3.000%, 01/11/22		1,000	1,005,114
	NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,000	2,051,652
Ω	0.800%, 08/12/24		1,650	1,633,948

	TOTAL UNITED KINGDOM			10,492,532

			Face Amount^	Value†
			(000)

	UNITED STATES — (21.5%)
	AbbVie, Inc.
#	2.900%, 11/06/22		2,000	$2,045,457
	Aetna, Inc.
	2.750%, 11/15/22		221	224,810
	Air Lease Corp.
	2.250%, 01/15/23		1,610	1,638,338
	Allstate Corp.
#	3.150%, 06/15/23		852	888,366
	American Express Co.
	2.500%, 08/01/22		2,231	2,261,129
	American Honda Finance Corp.
	2.150%, 09/10/24		2,250	2,323,832
	Aon Corp.
#	2.200%, 11/15/22		3,000	3,050,290
	Apple, Inc.
	1.000%, 11/10/22	EUR	4,000	4,691,260
	Booking Holdings, Inc.
	2.750%, 03/15/23		2,000	2,055,598
	Boston Scientific Corp.
	3.375%, 05/15/22		733	744,454
	Bunge Ltd. Finance Corp.
	3.000%, 09/25/22		200	204,070
	Capital One Financial Corp.
	3.200%, 01/30/23		2,000	2,060,955
	Cardinal Health, Inc.
	3.079%, 06/15/24		2,750	2,885,703
	Cigna Corp.
	3.750%, 07/15/23		1,082	1,135,485
	Constellation Brands, Inc.
	3.200%, 02/15/23		1,500	1,544,490
	Dollar Tree, Inc.
	3.700%, 05/15/23		2,689	2,802,977
	Eastman Chemical Co.
	3.500%, 12/01/21		200	200,484
	eBay, Inc.
	2.750%, 01/30/23		2,400	2,459,562
	General Motors Financial Co., Inc.
	3.550%, 07/08/22		837	854,142
	Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	1,049,480
	4.125%, 05/30/23		500	524,740
	Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,039,170
	4.000%, 06/01/23		1,500	1,572,655
	Goldman Sachs Group, Inc.
	3.625%, 01/22/23		2,000	2,073,148
	3.200%, 02/23/23		1,500	1,545,299
	Intercontinental Exchange, Inc.
	0.700%, 06/15/23		3,500	3,503,500

21

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	International Business Machines Corp.
	3.000%, 05/15/24	1,500	$1,578,243
	Kinder Morgan Energy Partners LP
#	3.950%, 09/01/22	707	721,288
	Kroger Co.
	2.800%, 08/01/22	1,500	1,524,167
	Marathon Petroleum Corp.
	4.500%, 05/01/23	1,200	1,260,539
	Micron Technology, Inc.
	2.497%, 04/24/23	2,650	2,723,005
	Morgan Stanley
	3.125%, 01/23/23	3,100	3,196,486
	Mylan, Inc.
Ω	3.125%, 01/15/23	2,650	2,725,455
	NextEra Energy Capital Holdings, Inc.
	0.650%, 03/01/23	3,000	3,003,374
	Oracle Corp.
#	2.500%, 10/15/22	2,500	2,545,645
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	608,214
	Ryder System, Inc.
	2.875%, 06/01/22	1,984	2,007,516
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,000	1,055,883
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,745,494
	Southwest Airlines Co.
	4.750%, 05/04/23	3,000	3,174,587
	Stellantis NV
	5.250%, 04/15/23	1,000	1,062,760
	Sysco Corp.
	2.600%, 06/12/22	500	506,336

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Valero Energy Corp.
2.700%, 04/15/23	2,500	$2,571,005
VF Corp.
# 2.050%, 04/23/22	3,500	3,526,452
VMware, Inc.
2.950%, 08/21/22	2,764	2,810,338
Waste Management, Inc.
2.400%, 05/15/23	900	922,523
Williams Cos., Inc.
3.700%, 01/15/23	3,000	3,084,866

TOTAL UNITED STATES		89,733,570

TOTAL BONDS		318,775,678

U.S. TREASURY OBLIGATIONS — (22.7%)
U.S. Treasury Notes
1.875%, 02/28/22	24,500	24,645,240
« 2.125%, 03/31/24	15,000	15,531,445
« 0.375%, 04/15/24	22,000	21,849,609
0.250%, 05/15/24	2,000	1,978,984
0.250%, 06/15/24	22,000	21,744,766
0.375%, 09/15/24	9,100	9,007,578

TOTAL U.S. TREASURY OBLIGATIONS		94,757,622

TOTAL INVESTMENT SECURITIES (Cost $415,605,639)		413,533,300

	Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	316,714	3,664,384

TOTAL INVESTMENTS — (100.0%) (Cost $419,269,947)		$417,197,684

As of October 31, 2021, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 7,931,118	EUR	6,819,393	Morgan Stanley and Co. International	01/10/22	$33,379
USD 3,458,458	GBP	2,521,850	Royal Bank of Canada	01/13/22	6,113
NZD 340,041	USD	242,939	Goldman Sachs International	01/19/22	408

Total Appreciation					$39,900

22

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 11,707,358	SGD	15,819,603	Citibank NA	11/05/21	$(23,744)
USD 39,852,948	NOK	343,192,267	Bank of America Corp.	11/08/21	(770,793)
CAD 1,038,810	USD	841,633	Citibank NA	12/29/21	(2,130)
USD 70,809,177	CAD	89,883,782	State Street Bank and Trust	12/29/21	(1,829,433)
USD 207,923	NZD	290,907	Goldman Sachs International	01/19/22	(262)
USD 23,682,114	NZD	33,154,853	Morgan Stanley and Co. International	01/19/22	(44,817)

Total (Depreciation)					$(2,671,179)

Total Appreciation (Depreciation)					$(2,631,279)

As of October 31, 2021, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,867	12/17/21	$416,444,699	$429,129,950	$12,685,251

Total Futures Contracts			$416,444,699	$429,129,950	$12,685,251

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,241,178	—	$1,241,178
Canada	—	83,598,927	—	83,598,927
France	—	17,190,873	—	17,190,873
Germany	—	18,371,044	—	18,371,044
Japan	—	13,386,581	—	13,386,581
Netherlands	—	5,975,331	—	5,975,331
New Zealand	—	12,128,859	—	12,128,859
Norway	—	12,157,995	—	12,157,995
Singapore	—	12,131,782	—	12,131,782
Spain	—	2,795,031	—	2,795,031
Supranational Organization Obligations	—	34,264,069	—	34,264,069
Sweden	—	1,581,782	—	1,581,782
Switzerland	—	3,726,124	—	3,726,124
United Kingdom	—	10,492,532	—	10,492,532
United States	—	89,733,570	—	89,733,570
U.S. Treasury Obligations	—	94,757,622	—	94,757,622
Securities Lending Collateral	—	3,664,384	—	3,664,384

23

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$(2,631,279)	—	$(2,631,279)
Futures Contracts**	$12,685,251	—	—	12,685,251

TOTAL	$12,685,251	$414,566,405	—	$427,251,656

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (10.3%)
* Alphabet, Inc., Class A	13,686	$40,523,151	1.8%
* Alphabet, Inc., Class C	13,609	40,356,265	1.8%
AT&T, Inc.	356,591	9,007,489	0.4%
Comcast Corp., Class A	232,036	11,933,612	0.5%
* Facebook, Inc., Class A.	116,865	37,814,008	1.7%
* Netflix, Inc.	17,536	12,105,276	0.6%
Verizon Communications, Inc.	280,470	14,862,105	0.7%
* Walt Disney Co.	67,564	11,423,045	0.5%
Other Securities		48,476,506	2.3%

TOTAL COMMUNICATION SERVICES		226,501,457	10.3%

CONSUMER DISCRETIONARY — (12.0%)
* Amazon.com, Inc.	19,656	66,288,484	3.0%
Home Depot, Inc.	48,117	17,887,014	0.8%
NIKE, Inc., Class B	51,869	8,677,165	0.4%
Target Corp.	31,433	8,160,635	0.4%
* Tesla, Inc.	24,262	27,027,868	1.2%
Other Securities		136,485,750	6.2%

TOTAL CONSUMER DISCRETIONARY		264,526,916	12.0%

CONSUMER STAPLES — (5.8%)
Coca-Cola Co.	204,227	11,512,276	0.5%
Costco Wholesale Corp.	22,343	10,982,478	0.5%
PepsiCo, Inc.	75,897	12,264,955	0.5%
Procter & Gamble Co.	124,570	17,812,264	0.8%
Walmart, Inc.	79,532	11,883,671	0.5%
Other Securities		64,790,431	3.1%

TOTAL CONSUMER STAPLES		129,246,075	5.9%

ENERGY — (2.9%)
Chevron Corp.	72,140	8,259,309	0.4%
Exxon Mobil Corp.	157,133	10,130,365	0.5%
Other Securities		46,245,031	2.0%

TOTAL ENERGY		64,634,705	2.9%

FINANCIALS — (12.2%)
Bank of America Corp.	290,428	13,876,650	0.6%
* Berkshire Hathaway, Inc., Class B	68,126	19,552,843	0.9%
JPMorgan Chase & Co.	148,739	25,269,269	1.1%
Other Securities		210,471,953	9.6%

TOTAL FINANCIALS		269,170,715	12.2%

HEALTH CARE — (13.2%)
Abbott Laboratories	78,086	10,064,505	0.5%
AbbVie, Inc.	93,295	10,698,138	0.5%
Danaher Corp.	25,874	8,066,737	0.4%
Eli Lilly & Co.	42,293	10,774,565	0.5%
Johnson & Johnson	167,752	27,323,446	1.2%
Merck & Co., Inc.	144,699	12,740,747	0.6%
Pfizer, Inc.	281,677	12,320,552	0.6%

25

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	19,512	$12,352,462	0.6%
UnitedHealth Group, Inc.	47,149	21,710,700	1.0%
Other Securities		166,240,963	7.4%

TOTAL HEALTH CARE		292,292,815	13.3%

INDUSTRIALS — (11.0%)
Honeywell International, Inc.	35,355	7,729,310	0.3%
Union Pacific Corp.	42,772	10,325,161	0.5%
United Parcel Service, Inc., Class B	38,913	8,306,758	0.4%
Other Securities		215,955,849	9.8%

TOTAL INDUSTRIALS		242,317,078	11.0%

INFORMATION TECHNOLOGY — (26.2%)
Accenture PLC, Class A	39,301	14,100,806	0.6%
* Adobe, Inc.	19,845	12,906,394	0.6%
Apple, Inc.	740,559	110,935,738	5.0%
Broadcom, Inc.	21,823	11,602,634	0.5%
Cisco Systems, Inc.	228,736	12,802,354	0.6%
Intel Corp.	250,129	12,256,321	0.6%
International Business Machines Corp.	63,143	7,899,189	0.4%
Mastercard, Inc., Class A	46,367	15,557,056	0.7%
Microsoft Corp.	318,006	105,457,150	4.8%
NVIDIA Corp.	97,236	24,860,328	1.1%
* PayPal Holdings, Inc.	37,226	8,658,395	0.4%
QUALCOMM, Inc.	60,153	8,002,755	0.4%
* salesforce.com, Inc.	32,878	9,853,208	0.5%
Texas Instruments, Inc.	49,493	9,278,948	0.4%
# Visa, Inc., Class A	80,464	17,039,861	0.8%
Other Securities		196,605,719	8.9%

TOTAL INFORMATION TECHNOLOGY		577,816,856	26.3%

MATERIALS — (3.6%)
Other Securities		80,609,594	3.7%

REAL ESTATE — (0.2%)
Other Securities		4,819,869	0.2%

UTILITIES — (1.9%)
Other Securities		41,947,856	1.9%

TOTAL COMMON STOCKS (Cost $1,072,934,262)		2,193,883,936	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	4,874,754	4,874,754	0.2%

SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	921,067	10,656,745	0.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,088,463,646)		$2,209,415,435	100.4%

26

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$226,501,457	—	—	$226,501,457
Consumer Discretionary	264,526,916	—	—	264,526,916
Consumer Staples	129,246,075	—	—	129,246,075
Energy	64,634,705	—	—	64,634,705
Financials	269,170,715	—	—	269,170,715
Health Care	292,292,815	—	—	292,292,815
Industrials	242,317,078	—	—	242,317,078
Information Technology	577,816,856	—	—	577,816,856
Materials	80,609,594	—	—	80,609,594
Real Estate	4,819,869	—	—	4,819,869
Utilities	41,947,856	—	—	41,947,856
Temporary Cash Investments	4,874,754	—	—	4,874,754
Securities Lending Collateral	—	$10,656,745	—	10,656,745

TOTAL.	$2,198,758,690	$10,656,745	—	$2,209,415,435

See accompanying Notes to Financial Statements.

27

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$25,309,881,337

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$25,309,881,337

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

28

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (2.6%)
	Nexstar Media Group, Inc., Class A	313,260	$46,967,072	0.4%
	Other Securities		301,424,945	2.3%

TOTAL COMMUNICATION SERVICES			348,392,017	2.7%

CONSUMER DISCRETIONARY — (13.1%)
*	AutoNation, Inc.	757,968	91,805,084	0.7%
	BorgWarner, Inc.	1,614,338	72,758,214	0.6%
#	Dick’s Sporting Goods, Inc.	484,847	60,222,846	0.5%
#	Dillard’s, Inc., Class A	213,144	49,266,104	0.4%
	Kohl’s Corp.	1,109,248	53,831,805	0.4%
	Lithia Motors, Inc., Class A	161,520	51,560,414	0.4%
*	Mohawk Industries, Inc.	259,151	45,924,149	0.4%
#	Penske Automotive Group, Inc.	522,178	55,376,977	0.4%
*	PVH Corp.	494,505	54,064,232	0.4%
	Toll Brothers, Inc.	1,120,873	67,442,928	0.5%
	Other Securities		1,135,943,036	8.9%

TOTAL CONSUMER DISCRETIONARY			1,738,195,789	13.6%

CONSUMER STAPLES — (4.4%)
	Bunge Ltd.	722,917	66,971,031	0.5%
*	Darling Ingredients, Inc.	657,499	55,571,816	0.4%
	Ingredion, Inc.	543,108	51,720,175	0.4%
*	Post Holdings, Inc.	473,580	48,058,898	0.4%
	Other Securities		366,071,572	2.9%

TOTAL CONSUMER STAPLES			588,393,492	4.6%

ENERGY — (7.6%)
	Devon Energy Corp.	1,789,879	71,738,350	0.6%
	HollyFrontier Corp.	1,419,822	47,989,984	0.4%
	Marathon Oil Corp.	4,527,090	73,882,109	0.6%
#*	Range Resources Corp.	2,641,906	61,609,248	0.5%
	Other Securities		749,412,154	5.8%

TOTAL ENERGY			1,004,631,845	7.9%

FINANCIALS — (26.9%)
*	Athene Holding Ltd., Class A	1,566,693	136,317,958	1.1%
	Bank OZK	1,161,169	51,869,419	0.4%
	First Horizon Corp.	3,729,332	63,286,764	0.5%
	Invesco Ltd.	3,566,791	90,632,159	0.7%
#	New York Community Bancorp, Inc.	3,696,866	45,952,044	0.4%
	Old Republic International Corp.	1,708,884	44,140,474	0.4%
	People’s United Financial, Inc.	3,909,142	67,002,694	0.5%
	Popular, Inc.	818,200	66,634,208	0.5%
	Santander Consumer USA Holdings, Inc.	1,542,892	64,338,596	0.5%
	Unum Group	1,974,174	50,282,212	0.4%
	Valley National Bancorp	3,350,955	44,433,663	0.4%
#	Voya Financial, Inc	911,052	63,564,098	0.5%
	Zions Bancorp NA	1,187,216	74,782,736	0.6%
	Other Securities		2,701,882,455	21.1%

TOTAL FINANCIALS			3,565,119,480	28.0%

29

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.3%)
* Acadia Healthcare Co., Inc.	775,477	$48,079,574	0.4%
Other Securities		515,208,345	4.0%

TOTAL HEALTH CARE		563,287,919	4.4%

INDUSTRIALS — (18.2%)
AGCO Corp.	409,961	50,101,334	0.4%
AMERCO	96,508	71,125,431	0.6%
* Colfax Corp.	993,777	51,298,769	0.4%
Knight-Swift Transportation Holdings, Inc.	1,205,722	68,352,380	0.5%
#* MasTec, Inc.	524,418	46,741,376	0.4%
Other Securities		2,129,187,742	16.7%

TOTAL INDUSTRIALS		2,416,807,032	19.0%

INFORMATION TECHNOLOGY — (8.0%)
Amkor Technology, Inc.	2,212,058	48,488,311	0.4%
* Arrow Electronics, Inc.	701,840	81,237,980	0.6%
Concentrix Corp.	309,665	55,021,277	0.4%
Jabil, Inc.	738,365	44,272,365	0.4%
Other Securities		837,044,506	6.6%

TOTAL INFORMATION TECHNOLOGY		1,066,064,439	8.4%

MATERIALS — (8.5%)
Alcoa Corp.	1,140,009	52,383,414	0.4%
Huntsman Corp.	1,826,892	59,520,141	0.5%
Olin Corp.	1,108,576	63,166,661	0.5%
Reliance Steel & Aluminum Co.	524,723	76,693,514	0.6%
Steel Dynamics, Inc.	1,220,419	80,645,288	0.6%
Westlake Chemical Corp.	623,486	60,690,127	0.5%
Other Securities		734,398,501	5.8%

TOTAL MATERIALS		1,127,497,646	8.9%

REAL ESTATE — (1.0%)
* Jones Lang LaSalle, Inc.	234,352	60,516,717	0.5%
Other Securities		69,121,324	0.5%

TOTAL REAL ESTATE		129,638,041	1.0%

UTILITIES — (0.5%)
Other Securities		61,075,692	0.5%

TOTAL COMMON STOCKS		12,609,103,392	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		507,622	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,119,968	0.0%

30

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$5,624,902	0.1%

TOTAL PREFERRED STOCKS		7,252,492	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,041,395,767)		12,616,355,884

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	109,624,530	109,624,530	0.9%

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	46,562,632	538,729,655	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $8,689,719,810)		$13,264,710,069	104.2%

As of October 31, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	469	12/17/21	$105,037,419	$107,799,650	$2,762,231

Total Futures Contracts			$105,037,419	$107,799,650	$2,762,231

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$348,325,706	—	$66,311	$348,392,017
Consumer Discretionary	1,738,172,126	—	23,663	1,738,195,789
Consumer Staples	588,383,796	$9,696	—	588,393,492
Energy	1,004,631,845	—	—	1,004,631,845
Financials	3,564,989,584	129,896	—	3,565,119,480
Health Care	558,211,442	320	5,076,157	563,287,919
Industrials	2,416,807,032	—	—	2,416,807,032
Information Technology	1,066,064,439	—	—	1,066,064,439
Materials	1,127,497,646	—	—	1,127,497,646
Real Estate	129,638,041	—	—	129,638,041
Utilities	61,075,692	—	—	61,075,692
Preferred Stocks
Communication Services	507,622	—	—	507,622
Consumer Discretionary	1,119,968	—	—	1,119,968
Industrials	5,624,902	—	—	5,624,902
Temporary Cash Investments	109,624,530	—	—	109,624,530

31

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$538,729,655	—	$538,729,655
Futures Contracts**	$2,762,231	—	—	2,762,231

TOTAL	$12,723,436,602	$538,869,567	$5,166,131^	$13,267,472,300

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (2.5%)
	Other Securities		$384,497,288	2.6%

CONSUMER DISCRETIONARY — (13.0%)
#*	AutoNation, Inc.	703,798	85,244,014	0.6%
#	Dillard’s, Inc., Class A	441,605	102,072,580	0.7%
*	Goodyear Tire & Rubber Co.	4,181,911	79,958,138	0.5%
#	Group 1 Automotive, Inc.	398,390	71,630,522	0.5%
	MDC Holdings, Inc.	1,556,552	76,239,917	0.5%
	Penske Automotive Group, Inc.	1,018,528	108,014,894	0.7%
*	Taylor Morrison Home Corp.	3,020,167	92,205,699	0.6%
*	Tri Pointe Homes, Inc.	2,694,133	65,171,077	0.4%
	Other Securities		1,344,828,129	8.9%

TOTAL CONSUMER DISCRETIONARY			2,025,364,970	13.4%

CONSUMER STAPLES — (4.4%)
*	Darling Ingredients, Inc.	764,174	64,587,986	0.4%
	Seaboard Corp.	16,795	64,661,086	0.4%
	Other Securities		555,424,965	3.7%

TOTAL CONSUMER STAPLES			684,674,037	4.5%

ENERGY — (8.6%)
*	Antero Resources Corp.	4,567,877	90,763,716	0.6%
#*	CNX Resources Corp.	5,047,811	73,748,519	0.5%
	Matador Resources Co.	2,409,586	100,841,174	0.7%
#	Murphy Oil Corp.	3,053,226	84,971,280	0.6%
	PDC Energy, Inc.	2,193,557	114,744,967	0.8%
	Other Securities		872,798,154	5.6%

TOTAL ENERGY			1,337,867,810	8.8%

FINANCIALS — (27.6%)
	American Equity Investment Life Holding Co.	2,519,259	80,288,784	0.5%
	Associated Banc-Corp.	3,382,534	75,362,857	0.5%
	Bank OZK	2,184,460	97,579,828	0.7%
	First BanCorp	5,960,073	81,354,996	0.5%
	FNB Corp.	6,925,845	80,686,094	0.5%
	Hancock Whitney Corp.	1,363,391	67,460,587	0.5%
	Navient Corp.	4,388,793	86,459,222	0.6%
	Nelnet, Inc., Class A	809,963	66,927,243	0.5%
	New York Community Bancorp, Inc.	6,143,979	76,369,659	0.5%
#	Old National Bancorp	3,932,674	67,170,072	0.5%
	Popular, Inc.	1,349,473	109,901,081	0.7%
	Simmons First National Corp., Class A	2,173,998	64,980,800	0.4%
	Sterling Bancorp	4,201,566	106,929,855	0.7%
#	United Bankshares, Inc.	1,812,211	67,033,685	0.5%
	Valley National Bancorp	7,999,311	106,070,864	0.7%
	Washington Federal, Inc.	2,068,461	73,140,781	0.5%
	Wintrust Financial Corp.	753,451	66,680,413	0.4%
	Other Securities		2,916,581,408	19.1%

TOTAL FINANCIALS			4,290,978,229	28.3%

33

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (3.7%)
#* Acadia Healthcare Co., Inc.	1,885,658	$116,910,796	0.8%
Other Securities		460,633,313	3.0%

TOTAL HEALTH CARE		577,544,109	3.8%

INDUSTRIALS — (20.1%)
Air Lease Corp.	2,099,726	84,094,026	0.6%
* Beacon Roofing Supply, Inc.	1,544,185	81,641,061	0.5%
* Colfax Corp.	1,821,986	94,050,917	0.6%
Encore Wire Corp.	479,744	64,314,481	0.4%
# GATX Corp.	813,726	77,181,911	0.5%
Korn Ferry	857,296	66,191,824	0.4%
Regal Beloit Corp.	719,179	109,552,537	0.7%
Triton International Ltd.	1,513,495	94,124,254	0.6%
* WESCO International, Inc.	828,286	107,312,734	0.7%
Other Securities		2,352,342,155	15.7%

TOTAL INDUSTRIALS		3,130,805,900	20.7%

INFORMATION TECHNOLOGY — (7.1%)
Amkor Technology, Inc.	5,543,932	121,522,989	0.8%
* Insight Enterprises, Inc.	776,776	73,560,687	0.5%
Other Securities		912,343,573	6.0%

TOTAL INFORMATION TECHNOLOGY		1,107,427,249	7.3%

MATERIALS — (8.5%)
Alcoa Corp.	2,046,661	94,044,073	0.6%
Commercial Metals Co.	2,751,164	88,532,458	0.6%
#* Domtar Corp.	1,314,136	71,738,684	0.5%
Element Solutions, Inc.	5,898,922	133,964,519	0.9%
Olin Corp.	2,025,876	115,434,414	0.8%
Other Securities		813,103,467	5.3%

TOTAL MATERIALS		1,316,817,615	8.7%

REAL ESTATE — (0.5%)
Other Securities		85,001,924	0.6%

UTILITIES — (0.6%)
Other Securities		94,796,999	0.6%

TOTAL COMMON STOCKS		15,035,776,130	99.3%

PREFERRED STOCKS — (0.2%)

COMMUNICATION SERVICES — (0.0%)
Other Security		385,785	0.0%

CONSUMER DISCRETIONARY — (0.1%)
Other Security		13,208,815	0.1%

34

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$10,370,164	0.0%

TOTAL PREFERRED STOCKS		23,964,764	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,275,017,958)		15,059,740,894

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	89,706,022	89,706,022	0.6%

SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	35,299,658	408,417,041	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $9,773,072,564)		$15,557,863,957	102.7%

As of October 31, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	358	12/17/21	$79,051,466	$82,286,300	$3,234,834

Total Futures Contracts			$79,051,466	$82,286,300	$3,234,834

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$384,397,696	—	$99,592	$384,497,288
Consumer Discretionary	2,024,719,089	$625,485	20,396	2,025,364,970
Consumer Staples	683,441,811	1,232,226	—	684,674,037
Energy	1,337,867,810	—	—	1,337,867,810
Financials	4,289,801,120	1,177,109	—	4,290,978,229
Health Care	574,367,855	—	3,176,254	577,544,109
Industrials	3,130,805,900	—	—	3,130,805,900
Information Technology	1,107,427,249	—	—	1,107,427,249
Materials	1,315,757,535	1,060,080	—	1,316,817,615
Real Estate	85,001,924	—	—	85,001,924
Utilities	94,796,999	—	—	94,796,999
Preferred Stocks
Communication Services	385,785	—	—	385,785
Consumer Discretionary	13,208,815	—	—	13,208,815
Industrials	10,370,164	—	—	10,370,164
Temporary Cash Investments	89,706,022	—	—	89,706,022

35

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$408,417,041	—	$408,417,041
Futures Contracts**	$3,234,834	—	—	3,234,834

TOTAL	$15,145,290,608	$412,511,941	$3,296,242^	$15,561,098,791

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

36

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (8.3%)
* Alphabet, Inc., Class A	150,300	$445,026,276	1.3%
* Alphabet, Inc., Class C	144,137	427,425,301	1.3%
AT&T, Inc.	6,036,116	152,472,290	0.5%
Comcast Corp., Class A	3,223,768	165,798,388	0.5%
* Facebook, Inc., Class A	1,282,808	415,078,185	1.3%
* Netflix, Inc.	160,326	110,674,641	0.3%
Verizon Communications, Inc.	4,556,038	241,424,454	0.7%
* Walt Disney Co.	665,008	112,432,903	0.3%
Other Securities		721,806,440	2.2%

TOTAL COMMUNICATION SERVICES.		2,792,138,878	8.4%

CONSUMER DISCRETIONARY — (12.5%)
* Amazon.com, Inc.	251,013	846,523,772	2.6%
Home Depot, Inc.	609,996	226,759,913	0.7%
NIKE, Inc., Class B	832,505	139,269,761	0.4%
* Tesla, Inc.	209,330	233,193,620	0.7%
Other Securities		2,767,920,837	8.2%

TOTAL CONSUMER DISCRETIONARY		4,213,667,903	12.6%

CONSUMER STAPLES — (5.7%)
Coca-Cola Co.	2,614,699	147,390,583	0.5%
Costco Wholesale Corp.	266,821	131,153,194	0.4%
PepsiCo, Inc.	1,155,131	186,669,170	0.6%
Procter & Gamble Co.	1,579,025	225,784,785	0.7%
Walmart, Inc.	985,735	147,288,524	0.4%
Other Securities		1,078,503,734	3.1%

TOTAL CONSUMER STAPLES.		1,916,789,990	5.7%

ENERGY — (3.2%)
Chevron Corp.	958,805	109,773,584	0.3%
Exxon Mobil Corp.	2,154,818	138,921,116	0.4%
Other Securities		840,747,076	2.6%

TOTAL ENERGY		1,089,441,776	3.3%

FINANCIALS — (14.0%)
Bank of America Corp.	3,912,477	186,938,151	0.6%
* Berkshire Hathaway, Inc., Class B	954,456	273,938,417	0.8%
Goldman Sachs Group, Inc.	266,036	109,965,981	0.3%
JPMorgan Chase & Co.	2,201,688	374,044,774	1.1%
Morgan Stanley	1,155,589	118,771,437	0.4%
Wells Fargo & Co.	2,169,645	110,999,038	0.3%
Other Securities		3,543,101,428	10.6%

TOTAL FINANCIALS		4,717,759,226	14.1%

HEALTH CARE — (11.7%)
Abbott Laboratories	825,558	106,406,171	0.3%
AbbVie, Inc.	1,217,399	139,599,143	0.4%
Amgen, Inc.	530,972	109,895,275	0.3%
Eli Lilly & Co.	520,601	132,628,311	0.4%
Johnson & Johnson	1,663,495	270,950,066	0.8%

37

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	1,553,125	$136,752,656	0.4%
Pfizer, Inc.	3,028,207	132,453,774	0.4%
Thermo Fisher Scientific, Inc.	201,713	127,698,449	0.4%
UnitedHealth Group, Inc.	579,613	266,894,398	0.8%
Other Securities		2,514,170,967	7.6%

TOTAL HEALTH CARE		3,937,449,210	11.8%

INDUSTRIALS — (12.1%)
Union Pacific Corp.	458,821	110,759,389	0.3%
United Parcel Service, Inc., Class B	506,541	108,131,307	0.3%
Other Securities		3,885,903,895	11.7%

TOTAL INDUSTRIALS		4,104,794,591	12.3%

INFORMATION TECHNOLOGY — (24.0%)
Accenture PLC, Class A	449,468	161,264,624	0.5%
* Adobe, Inc.	257,391	167,396,811	0.5%
Apple, Inc.	10,292,298	1,541,786,240	4.6%
Broadcom, Inc.	319,994	170,131,210	0.5%
Cisco Systems, Inc.	2,696,369	150,915,773	0.5%
Intel Corp.	4,067,165	199,291,085	0.6%
Mastercard, Inc., Class A	615,761	206,600,131	0.6%
Microsoft Corp.	4,150,122	1,376,263,458	4.1%
NVIDIA Corp.	1,138,596	291,104,839	0.9%
Oracle Corp.	1,136,589	109,044,349	0.3%
QUALCOMM, Inc.	829,776	110,393,399	0.3%
Texas Instruments, Inc.	750,861	140,771,420	0.4%
# Visa, Inc., Class A	999,910	211,750,941	0.6%
Other Securities		3,253,145,932	9.8%

TOTAL INFORMATION TECHNOLOGY		8,089,860,212	24.2%

MATERIALS — (4.0%)
Other Securities		1,360,669,424	4.1%

REAL ESTATE — (0.3%)
Other Securities		95,773,508	0.3%

UTILITIES — (2.2%)
Other Securities		750,136,985	2.3%

TOTAL COMMON STOCKS		33,068,481,703	99.1%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		441,109	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		2,079,224	0.0%

38

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Security		$1,698,583	0.0%

TOTAL PREFERRED STOCKS		4,218,916	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,429,210,983)		33,072,700,619

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	286,439,888	286,439,888	0.8%

SECURITIES LENDING COLLATERAL — (1.2%)

@§ The DFA Short Term Investment Fund	34,747,780	402,031,816	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $14,117,662,876)		$33,761,172,323	101.1%

As of October 31, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,253	12/17/21	$281,299,858	$288,002,050	$6,702,192

Total Futures Contracts			$281,299,858	$288,002,050	$6,702,192

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,792,120,563	$9,064	$9,251	$2,792,138,878
Consumer Discretionary	4,213,662,692	—	5,211	4,213,667,903
Consumer Staples	1,916,713,399	76,591	—	1,916,789,990
Energy	1,089,441,776	—	—	1,089,441,776
Financials	4,717,753,076	6,150	—	4,717,759,226
Health Care	3,936,136,606	73,776	1,238,828	3,937,449,210
Industrials	4,104,138,198	656,393	—	4,104,794,591
Information Technology	8,089,860,212	—	—	8,089,860,212
Materials	1,360,669,424	—	—	1,360,669,424
Real Estate	95,742,098	31,410	—	95,773,508
Utilities	750,136,985	—	—	750,136,985
Preferred Stocks
Communication Services	441,109	—	—	441,109
Consumer Discretionary	2,079,224	—	—	2,079,224
Industrials	1,698,583	—	—	1,698,583
Temporary Cash Investments	286,439,888	—	—	286,439,888

39

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$402,031,816	—	$402,031,816
Futures Contracts**	$6,702,192	—	—	6,702,192

TOTAL	$33,363,736,025	$402,885,200	$1,253,290^	$33,767,874,515

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

40

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (7.1%)
* Alphabet, Inc., Class A	120,299	$356,195,715	1.0%
* Alphabet, Inc., Class C	118,065	350,111,132	1.0%
AT&T, Inc.	4,477,834	113,110,087	0.3%
Comcast Corp., Class A	3,514,912	180,771,924	0.5%
* Facebook, Inc., Class A	1,046,938	338,757,729	1.0%
* Netflix, Inc.	170,094	117,417,589	0.3%
Verizon Communications, Inc.	3,894,696	206,379,941	0.6%
Other Securities		860,350,460	2.5%

TOTAL COMMUNICATION SERVICES		2,523,094,577	7.2%

CONSUMER DISCRETIONARY — (12.6%)
* Amazon.com, Inc.	260,802	879,536,489	2.5%
Home Depot, Inc.	482,263	179,276,448	0.5%
Lowe’s Cos., Inc.	446,794	104,469,373	0.3%
NIKE, Inc., Class B	783,135	131,010,654	0.4%
Target Corp.	551,687	143,228,979	0.4%
Other Securities		3,065,156,657	8.7%

TOTAL CONSUMER DISCRETIONARY		4,502,678,600	12.8%

CONSUMER STAPLES — (5.5%)
Coca-Cola Co.	2,326,598	131,150,329	0.4%
Costco Wholesale Corp.	257,234	126,440,800	0.4%
PepsiCo, Inc.	1,083,200	175,045,120	0.5%
Procter & Gamble Co.	1,497,405	214,113,941	0.6%
Walmart, Inc.	1,082,813	161,793,918	0.5%
Other Securities		1,145,748,398	3.2%

TOTAL CONSUMER STAPLES		1,954,292,506	5.6%

ENERGY — (3.1%)
Chevron Corp.	861,133	98,591,117	0.3%
Exxon Mobil Corp.	1,858,548	119,820,590	0.4%
Other Securities		900,852,015	2.5%

TOTAL ENERGY		1,119,263,722	3.2%

FINANCIALS — (14.6%)
American Express Co.	623,197	108,299,175	0.3%
Bank of America Corp.	3,352,939	160,203,425	0.5%
* Berkshire Hathaway, Inc., Class B	840,748	241,303,083	0.7%
JPMorgan Chase & Co.	2,014,663	342,271,097	1.0%
Morgan Stanley	1,184,937	121,787,825	0.4%
Other Securities		4,229,560,896	11.9%

TOTAL FINANCIALS		5,203,425,501	14.8%

HEALTH CARE — (11.6%)
AbbVie, Inc.	1,165,578	133,656,829	0.4%
Amgen, Inc.	480,932	99,538,496	0.3%
Eli Lilly & Co.	538,596	137,212,717	0.4%
Johnson & Johnson	2,037,810	331,918,493	1.0%
Merck & Co., Inc.	1,746,611	153,789,099	0.4%
Pfizer, Inc.	3,366,832	147,265,232	0.4%

41

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	217,248	$137,533,191	0.4%
UnitedHealth Group, Inc.	596,227	274,544,647	0.8%
Other Securities		2,710,298,170	7.6%

TOTAL HEALTH CARE		4,125,756,874	11.7%

INDUSTRIALS — (13.7%)
Caterpillar, Inc.	494,834	100,951,084	0.3%
Union Pacific Corp.	618,468	149,298,175	0.4%
United Parcel Service, Inc., Class B	446,131	95,235,585	0.3%
Other Securities		4,532,538,951	12.9%

TOTAL INDUSTRIALS		4,878,023,795	13.9%

INFORMATION TECHNOLOGY — (23.2%)
Accenture PLC, Class A	449,831	161,394,864	0.5%
* Adobe, Inc.	221,893	144,310,331	0.4%
Apple, Inc.	10,417,834	1,560,591,533	4.5%
Applied Materials, Inc.	808,235	110,445,313	0.3%
Broadcom, Inc.	284,762	151,399,413	0.4%
Cisco Systems, Inc.	2,612,626	146,228,677	0.4%
Intel Corp.	3,296,761	161,541,289	0.5%
Mastercard, Inc., Class A	597,806	200,575,869	0.6%
Microsoft Corp.	4,567,509	1,514,677,335	4.3%
NVIDIA Corp.	542,376	138,669,272	0.4%
Oracle Corp.	1,479,893	141,980,934	0.4%
QUALCOMM, Inc.	817,724	108,790,001	0.3%
Texas Instruments, Inc.	676,325	126,797,411	0.4%
# Visa, Inc., Class A	1,052,889	222,970,304	0.6%
Other Securities		3,387,999,061	9.6%

TOTAL INFORMATION TECHNOLOGY		8,278,371,607	23.6%

MATERIALS — (4.4%)
Other Securities		1,571,183,383	4.5%

REAL ESTATE — (0.3%)
Other Securities		122,629,545	0.3%

UTILITIES — (1.6%)
Other Securities		575,106,777	1.6%

TOTAL COMMON STOCKS		34,853,826,887	99.2%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		683,787	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		2,257,733	0.0%

42

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,318,073	0.0%

TOTAL PREFERRED STOCKS		5,259,593	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,506,967,742)		34,859,086,480

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	283,629,515	283,629,515	0.8%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	46,732,695	540,697,276	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $15,331,254,279)		$35,683,413,271	101.5%

As of October 31, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,246	12/17/21	$279,677,121	$286,393,100	$6,715,979

Total Futures Contracts			$279,677,121	$286,393,100	$6,715,979

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,522,837,205	$239,675	$17,697	$2,523,094,577
Consumer Discretionary	4,502,671,276	—	7,324	4,502,678,600
Consumer Staples	1,954,189,957	102,549	—	1,954,292,506
Energy	1,119,263,722	—	—	1,119,263,722
Financials	5,203,311,805	113,696	—	5,203,425,501
Health Care	4,123,743,402	95,074	1,918,398	4,125,756,874
Industrials	4,876,588,875	1,434,920	—	4,878,023,795
Information Technology	8,278,370,975	632	—	8,278,371,607
Materials	1,571,183,383	—	—	1,571,183,383
Real Estate	122,534,861	94,684	—	122,629,545
Utilities	575,106,777	—	—	575,106,777
Preferred Stocks
Communication Services	683,787	—	—	683,787
Consumer Discretionary	2,257,733	—	—	2,257,733
Industrials	2,318,073	—	—	2,318,073
Temporary Cash Investments	283,629,515	—	—	283,629,515

43

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$540,697,276	—	$540,697,276
Futures Contracts**	$6,715,979	—	—	6,715,979

TOTAL.	$35,145,407,325	$542,778,506	$1,943,419^	$35,690,129,250

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

44

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
COMMUNICATION SERVICES — (6.1%)
* Alphabet, Inc., Class A	10,216	$30,248,759	0.6%
* Alphabet, Inc., Class C	8,994	26,670,897	0.5%
AT&T, Inc.	728,166	18,393,473	0.4%
Comcast Corp., Class A	379,292	19,506,988	0.4%
* Facebook, Inc., Class A	76,954	24,900,006	0.5%
Verizon Communications, Inc.	422,159	22,370,205	0.4%
* Walt Disney Co.	80,115	13,545,043	0.3%
Other Securities		166,616,671	3.1%

TOTAL COMMUNICATION SERVICES		322,252,042	6.2%

CONSUMER DISCRETIONARY — (11.7%)
* General Motors Co.	210,867	11,477,491	0.2%
Lear Corp.	58,782	10,101,687	0.2%
* LKQ Corp.	194,919	10,736,139	0.2%
# Penske Automotive Group, Inc.	101,131	10,724,943	0.2%
Other Securities		580,476,852	11.2%

TOTAL CONSUMER DISCRETIONARY		623,517,112	12.0%

CONSUMER STAPLES — (4.6%)
Bunge Ltd.	114,831	10,637,944	0.2%
* Darling Ingredients, Inc.	210,274	17,772,358	0.4%
Procter & Gamble Co.	90,151	12,890,691	0.3%
Walgreens Boots Alliance, Inc.	225,398	10,598,214	0.2%
Walmart, Inc.	84,456	12,619,416	0.3%
Other Securities		180,428,118	3.3%

TOTAL CONSUMER STAPLES.		244,946,741	4.7%

ENERGY — (5.9%)
Chevron Corp.	120,596	13,807,036	0.3%
ConocoPhillips	199,230	14,840,643	0.3%
Devon Energy Corp.	333,906	13,382,952	0.3%
EOG Resources, Inc.	138,765	12,830,212	0.3%
Exxon Mobil Corp.	246,853	15,914,613	0.3%
Pioneer Natural Resources Co.	89,114	16,662,536	0.3%
Other Securities		228,168,125	4.3%

TOTAL ENERGY.		315,606,117	6.1%

FINANCIALS — (22.1%)
Allstate Corp.	129,570	16,023,922	0.3%
Bank of America Corp.	491,054	23,462,560	0.5%
* Berkshire Hathaway, Inc., Class B	110,049	31,585,163	0.6%
Hartford Financial Services Group, Inc.	169,500	12,361,635	0.2%
JPMorgan Chase & Co.	273,311	46,432,806	0.9%
Morgan Stanley	152,000	15,622,560	0.3%
Northern Trust Corp.	85,297	10,494,943	0.2%
Travelers Cos., Inc.	80,043	12,877,318	0.3%
Wells Fargo & Co.	236,230	12,085,527	0.2%
Western Alliance Bancorp	99,645	11,567,788	0.2%
Other Securities		985,144,630	19.0%

TOTAL FINANCIALS		1,177,658,852	22.7%

45

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (10.1%)
CVS Health Corp.	118,113	$10,545,129	0.2%
Danaher Corp.	32,906	10,259,104	0.2%
Johnson & Johnson	103,374	16,837,557	0.3%
* Laboratory Corp. of America Holdings	44,897	12,886,337	0.3%
Pfizer, Inc.	341,124	14,920,764	0.3%
Thermo Fisher Scientific, Inc.	17,196	10,886,272	0.2%
UnitedHealth Group, Inc.	56,229	25,891,768	0.5%
Other Securities		437,322,280	8.4%

TOTAL HEALTH CARE		539,549,211	10.4%

INDUSTRIALS — (17.1%)
AMERCO	16,957	12,497,139	0.2%
* Builders FirstSource, Inc.	198,153	11,546,375	0.2%
PACCAR, Inc.	120,890	10,834,162	0.2%
Raytheon Technologies Corp.	115,471	10,260,753	0.2%
Regal Beloit Corp.	72,377	11,025,188	0.2%
Other Securities		851,171,787	16.5%

TOTAL INDUSTRIALS		907,335,404	17.5%

INFORMATION TECHNOLOGY — (11.3%)
Cisco Systems, Inc.	233,276	13,056,458	0.3%
Intel Corp.	498,460	24,424,540	0.5%
Other Securities		560,806,499	10.7%

TOTAL INFORMATION TECHNOLOGY		598,287,497	11.5%

MATERIALS — (6.1%)
Nucor Corp.	120,380	13,440,427	0.3%
Reliance Steel & Aluminum Co.	69,203	10,114,711	0.2%
Steel Dynamics, Inc.	198,011	13,084,567	0.3%
Other Securities		287,591,233	5.5%

TOTAL MATERIALS		324,230,938	6.3%

REAL ESTATE — (0.6%)
Other Securities		33,705,490	0.7%

UTILITIES — (1.1%)
Other Securities		55,618,923	1.1%

TOTAL COMMON STOCKS		5,142,708,327	99.2%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		425,432	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		541,533	0.0%

46

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Security		$927,179	0.1%

TOTAL PREFERRED STOCKS.		1,894,144	0.1%

TOTAL INVESTMENT SECURITIES (Cost $2,406,526,960)		5,144,602,471

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	39,328,337	39,328,337	0.7%

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	11,581,360	133,996,337	2.6%

TOTAL INVESTMENTS—(100.0%) (Cost $2,579,834,866)		$5,317,927,145	102.6%

As of October 31, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	156	12/17/21	$35,003,658	$35,856,600	$852,942

Total Futures Contracts			$35,003,658	$35,856,600	$852,942

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$322,203,490	$41,394	$7,158	$322,252,042
Consumer Discretionary	623,478,608	36,225	2,279	623,517,112
Consumer Staples	244,882,565	64,176	—	244,946,741
Energy	315,606,117	—	—	315,606,117
Financials	1,177,586,892	71,960	—	1,177,658,852
Health Care	538,163,921	14,266	1,371,024	539,549,211
Industrials	906,986,659	348,745	—	907,335,404
Information Technology	598,287,497	—	—	598,287,497
Materials	324,230,938	—	—	324,230,938
Real Estate	33,705,490	—	—	33,705,490
Utilities	55,618,923	—	—	55,618,923
Preferred Stocks
Communication Services	425,432	—	—	425,432
Consumer Discretionary	541,533	—	—	541,533
Industrials	927,179	—	—	927,179
Temporary Cash Investments	39,328,337	—	—	39,328,337

47

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$133,996,337	—	$133,996,337
Futures Contracts**	$852,942	—	—	852,942

TOTAL	$5,182,826,523	$134,573,103	$1,380,461^	$5,318,780,087

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

48

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
BONDS — (0.0%)
FINANCIALS — (0.0%)
	Other Security		$13,962	0.0%

TOTAL BONDS			13,962	0.0%

COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.5%)
#	Nexstar Media Group, Inc., Class A	310,883	46,610,688	0.3%
	Other Securities		382,257,580	2.3%

TOTAL COMMUNICATION SERVICES.			428,868,268	2.6%

CONSUMER DISCRETIONARY — (13.5%)
*	Crocs, Inc.	604,686	97,626,555	0.6%
#	Dick’s Sporting Goods, Inc.	326,192	40,516,308	0.2%
*	Fox Factory Holding Corp.	302,333	48,660,496	0.3%
#*	Helen of Troy Ltd.	200,524	45,107,874	0.3%
	Penske Automotive Group, Inc.	504,093	53,459,063	0.3%
*	TopBuild Corp.	211,705	54,401,834	0.3%
	Wingstop, Inc.	247,605	42,704,434	0.3%
	Other Securities		1,974,596,190	11.8%

TOTAL CONSUMER DISCRETIONARY			2,357,072,754	14.1%

CONSUMER STAPLES — (3.7%)
*	Darling Ingredients, Inc.	810,631	68,514,532	0.4%
	Other Securities		567,681,247	3.4%

TOTAL CONSUMER STAPLES			636,195,779	3.8%

ENERGY — (3.4%)
#*	Range Resources Corp.	2,056,952	47,968,121	0.3%
	Other Securities		549,391,537	3.3%

TOTAL ENERGY			597,359,658	3.6%

FINANCIALS — (19.4%)
	Evercore, Inc., Class A	311,153	47,245,472	0.3%
	Glacier Bancorp, Inc.	835,726	46,207,291	0.3%
	UMB Financial Corp.	402,166	39,742,044	0.2%
	Other Securities		3,246,959,576	19.4%

TOTAL FINANCIALS			3,380,154,383	20.2%

HEALTH CARE — (11.5%)
*	Acadia Healthcare Co., Inc.	785,278	48,687,236	0.3%
*	AMN Healthcare Services, Inc.	438,406	43,270,672	0.3%
*	Intellia Therapeutics, Inc.	413,739	55,019,012	0.3%
*	Medpace Holdings, Inc.	239,411	54,238,562	0.3%
#*	Omnicell, Inc.	379,052	67,528,114	0.4%
	Select Medical Holdings Corp.	1,278,142	42,459,877	0.3%
*	Tenet Healthcare Corp.	957,236	68,595,532	0.4%
	Other Securities		1,623,861,044	9.7%

TOTAL HEALTH CARE			2,003,660,049	12.0%

49

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (19.6%)
	Armstrong World Industries, Inc.	396,005	$41,837,928	0.3%
*	ASGN, Inc.	440,303	52,686,657	0.3%
#*	Avis Budget Group, Inc.	412,990	71,575,297	0.4%
#*	Chart Industries, Inc.	309,632	54,965,873	0.3%
*	Clean Harbors, Inc.	380,304	42,799,412	0.3%
	Exponent, Inc.	454,397	52,164,776	0.3%
*	FTI Consulting, Inc.	283,299	40,772,392	0.3%
	MSA Safety, Inc.	266,139	40,727,251	0.3%
#*	RBC Bearings, Inc.	205,928	48,172,737	0.3%
	Regal Beloit Corp.	420,070	63,989,263	0.4%
*	Saia, Inc.	227,823	71,226,583	0.4%
	Simpson Manufacturing Co., Inc.	377,883	40,089,607	0.2%
	Tetra Tech, Inc.	308,862	54,254,699	0.3%
*	TriNet Group, Inc.	393,921	39,884,501	0.2%
	UFP Industries, Inc.	512,208	41,913,981	0.3%
	Valmont Industries, Inc.	174,784	41,766,385	0.3%
	Watts Water Technologies, Inc., Class A	222,969	42,368,569	0.3%
*	WESCO International, Inc.	492,996	63,872,562	0.4%
	Other Securities		2,519,869,928	14.8%

TOTAL INDUSTRIALS			3,424,938,401	20.4%

INFORMATION TECHNOLOGY — (12.5%)
	Amkor Technology, Inc.	2,137,705	46,858,494	0.3%
	Brooks Automation, Inc.	432,511	50,365,906	0.3%
*	Diodes, Inc.	413,440	39,727,450	0.2%
*	Lattice Semiconductor Corp.	871,528	60,518,904	0.4%
*	Novanta, Inc.	297,644	51,361,449	0.3%
	Power Integrations, Inc.	507,029	52,330,463	0.3%
*	Semtech Corp.	513,643	43,675,064	0.3%
*	Synaptics, Inc.	290,370	56,497,291	0.3%
	Other Securities		1,782,328,068	10.6%

TOTAL INFORMATION TECHNOLOGY			2,183,663,089	13.0%

MATERIALS — (5.8%)
	Element Solutions, Inc.	1,855,729	42,143,606	0.3%
	Louisiana-Pacific Corp.	883,385	52,057,878	0.3%
	Olin Corp.	1,031,119	58,753,161	0.4%
	Other Securities		850,337,892	5.0%

TOTAL MATERIALS			1,003,292,537	6.0%

REAL ESTATE — (0.5%)
	Other Securities		85,509,801	0.5%

UTILITIES — (2.6%)
	Other Securities		456,738,242	2.7%

TOTAL COMMON STOCKS			16,557,452,961	98.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		1,453,114	0.0%

50

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

CONSUMER DISCRETIONARY — (0.0%)
Other Security		$1,324,353	0.0%

INDUSTRIALS — (0.0%)
Other Security		6,333,443	0.0%

TOTAL PREFERRED STOCKS		9,110,910	0.0%

RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
Other Security		341	0.0%

TOTAL RIGHTS/WARRANTS		341	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,282,786,309)		16,566,578,174

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	139,951,297	139,951,297	0.8%

SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	63,048,434	729,470,381	4.4%

TOTAL INVESTMENTS—(100.0%) (Cost $9,152,146,910)		$17,435,999,852	104.1%

As of October 31, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	750	12/17/21	$166,698,473	$172,387,500	$5,689,027

Total Futures Contracts			$166,698,473	$172,387,500	$5,689,027

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$13,962	—	$13,962
Common Stocks
Communication Services	$428,739,652	83,899	$44,717	428,868,268
Consumer Discretionary	2,357,040,513	—	32,241	2,357,072,754
Consumer Staples	636,020,007	175,772	—	636,195,779
Energy	597,359,658	—	—	597,359,658
Financials	3,379,934,315	220,068	—	3,380,154,383
Health Care	1,996,805,425	113,413	6,741,211	2,003,660,049
Industrials	3,424,938,401	—	—	3,424,938,401
Information Technology	2,183,650,371	12,718	—	2,183,663,089
Materials	1,003,292,537	—	—	1,003,292,537

51

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$85,502,821	$6,980	—	$85,509,801
Utilities	456,738,242	—	—	456,738,242
Preferred Stocks
Communication Services	1,453,114	—	—	1,453,114
Consumer Discretionary	1,324,353	—	—	1,324,353
Industrials	6,333,443	—	—	6,333,443
Rights/Warrants
Information Technology	—	341	—	341
Temporary Cash Investments	139,951,297	—	—	139,951,297
Securities Lending Collateral	—	729,470,381	—	729,470,381
Futures Contracts**	5,689,027	—	—	5,689,027

TOTAL	$16,704,773,176	$730,097,534	$6,818,169^	$17,441,688,879

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
BONDS — (0.0%)
FINANCIALS — (0.0%)
Other Security		$36,900	0.0%

TOTAL BONDS		36,900	0.0%

COMMON STOCKS — (93.4%)
COMMUNICATION SERVICES — (2.7%)
#* TechTarget, Inc.	203,907	19,230,469	0.3%
Other Securities		194,916,016	2.6%

TOTAL COMMUNICATION SERVICES		214,146,485	2.9%

CONSUMER DISCRETIONARY — (11.7%)
* Boot Barn Holdings, Inc.	216,916	22,665,553	0.3%
Group 1 Automotive, Inc.	130,500	23,463,900	0.3%
Signet Jewelers Ltd.	388,140	34,614,325	0.5%
#* Sleep Number Corp.	232,280	20,519,615	0.3%
* Vista Outdoor, Inc.	565,899	23,677,214	0.3%
Other Securities		790,031,497	10.6%

TOTAL CONSUMER DISCRETIONARY		914,972,104	12.3%

CONSUMER STAPLES — (3.9%)
# Coca-Cola Consolidated, Inc.	53,501	21,475,301	0.3%
Inter Parfums, Inc.	239,734	22,146,627	0.3%
Other Securities		258,229,245	3.4%

TOTAL CONSUMER STAPLES		301,851,173	4.0%

ENERGY — (5.8%)
* CNX Resources Corp.	1,518,176	22,180,551	0.3%
Matador Resources Co.	738,902	30,923,049	0.4%
PDC Energy, Inc.	535,831	28,029,320	0.4%
* Range Resources Corp.	1,547,124	36,078,932	0.5%
SM Energy Co.	667,265	22,900,535	0.3%
Other Securities		313,324,571	4.2%

TOTAL ENERGY.		453,436,958	6.1%

FINANCIALS — (22.0%)
First BanCorp	1,576,127	21,514,134	0.3%
* LendingClub Corp.	482,672	22,183,605	0.3%
# Pacific Premier Bancorp, Inc.	512,630	21,525,334	0.3%
Piper Sandler Cos	134,207	22,102,551	0.3%
* Triumph Bancorp, Inc.	200,880	23,563,224	0.3%
# Virtus Investment Partners, Inc.	64,475	20,632,000	0.3%
Walker & Dunlop, Inc.	244,175	31,759,842	0.4%
WSFS Financial Corp.	364,709	18,895,573	0.3%
Other Securities		1,540,213,631	20.6%

TOTAL FINANCIALS		1,722,389,894	23.1%

HEALTH CARE — (10.2%)
* CorVel Corp.	185,259	33,943,154	0.5%
* ModivCare, Inc.	115,462	18,793,750	0.3%

53

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Owens & Minor, Inc.	532,916	$19,121,026	0.3%
	Other Securities		723,942,296	9.6%

TOTAL HEALTH CARE			795,800,226	10.7%

INDUSTRIALS — (17.6%)
*	Atkore, Inc.	236,178	22,325,906	0.3%
*	Casella Waste Systems, Inc., Class A	343,191	29,761,524	0.4%
	Comfort Systems USA, Inc.	272,598	24,934,539	0.3%
	Encore Wire Corp.	157,161	21,069,004	0.3%
	Federal Signal Corp.	439,096	18,797,700	0.3%
	Forward Air Corp.	201,154	20,228,046	0.3%
	Helios Technologies, Inc.	244,713	22,281,119	0.3%
	Herc Holdings, Inc.	238,075	43,339,173	0.6%
*	Hub Group, Inc., Class A	243,075	19,098,403	0.3%
	Kadant, Inc.	88,459	19,648,513	0.3%
	Matson, Inc.	289,207	24,085,159	0.3%
	Other Securities		1,112,868,996	14.8%

TOTAL INDUSTRIALS			1,378,438,082	18.5%

INFORMATION TECHNOLOGY — (11.2%)
*	Ambarella, Inc.	164,870	30,637,792	0.4%
#	Badger Meter, Inc.	203,591	20,817,180	0.3%
*	Calix, Inc.	445,312	27,872,078	0.4%
*	ExlService Holdings, Inc.	229,875	28,189,571	0.4%
*	Fabrinet	249,146	23,918,016	0.3%
*	FormFactor, Inc.	477,470	18,993,757	0.3%
*	Insight Enterprises, Inc.	237,629	22,503,466	0.3%
#	Kulicke & Soffa Industries, Inc.	431,017	24,567,969	0.3%
*	MaxLinear, Inc.	312,597	19,693,611	0.3%
#*	Perficient, Inc.	249,085	30,786,906	0.4%
*	Plexus Corp.	215,393	18,808,117	0.3%
	Other Securities		610,156,619	8.1%

TOTAL INFORMATION TECHNOLOGY			876,945,082	11.8%

MATERIALS — (5.5%)
	Stepan Co.	166,116	19,937,242	0.3%
	Other Securities		409,671,045	5.4%

TOTAL MATERIALS			429,608,287	5.7%

REAL ESTATE — (0.9%)
	St. Joe Co.	439,233	20,652,736	0.3%
	Other Securities		51,849,773	0.7%

TOTAL REAL ESTATE			72,502,509	1.0%

UTILITIES — (1.9%)
	California Water Service Group	337,112	20,523,379	0.3%
	Other Securities		130,150,007	1.7%

TOTAL UTILITIES			150,673,386	2.0%

TOTAL COMMON STOCKS			7,310,764,186	98.1%

54

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		$536,817	0.0%

ENERGY — (0.0%)
Other Security		23,138	0.0%

INDUSTRIALS — (0.0%)
Other Security		1,749,294	0.0%

TOTAL PREFERRED STOCKS.		2,309,249	0.0%

RIGHTS/WARRANTS — (0.0%)

INFORMATION TECHNOLOGY — (0.0%)
Other Security		508	0.0%

TOTAL RIGHTS/WARRANTS		508	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,708,729,501)		7,313,110,843

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	96,239,760	96,239,760	1.3%

SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	36,464,531	421,894,629	5.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,226,830,875)		$7,831,245,232	105.1%

As of October 31, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini Russell 2000 Futures	265	12/17/21	$30,423,591	$30,412,725	$(10,866)
S&P 500® Emini Index	460	12/17/21	103,861,239	105,731,000	1,869,761

Total Futures Contracts			$134,284,830	$136,143,725	$1,858,895

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$36,900	—	$36,900
Common Stocks
Communication Services	$213,785,506	338,789	$22,190	214,146,485
Consumer Discretionary	914,742,190	204,470	25,444	914,972,104
Consumer Staples.	301,279,455	571,718	—	301,851,173
Energy	453,436,958	—	—	453,436,958

55

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$1,721,712,219	$677,675	—	$1,722,389,894
Health Care	792,826,053	43,157	$2,931,016	795,800,226
Industrials	1,378,437,799	—	283	1,378,438,082
Information Technology	876,939,818	5,264	—	876,945,082
Materials	429,608,287	—	—	429,608,287
Real Estate	72,408,279	94,230	—	72,502,509
Utilities	150,673,386	—	—	150,673,386
Preferred Stocks
Communication Services	536,817	—	—	536,817
Energy	—	23,138	—	23,138
Industrials	1,749,294	—	—	1,749,294
Rights/Warrants
Information Technology	—	508	—	508
Temporary Cash Investments	96,239,760	—	—	96,239,760
Securities Lending Collateral	—	421,894,629	—	421,894,629
Futures Contracts**	1,858,895	—	—	1,858,895

TOTAL	$7,406,234,716	$423,890,478	$2,978,933^	$7,833,104,127

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

56

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.3%)
* Charter Communications, Inc., Class A	59,976	$40,477,203	0.7%
Verizon Communications, Inc.	2,503,435	132,657,021	2.3%
Other Securities		20,265,384	0.3%

TOTAL COMMUNICATION SERVICES		193,399,608	3.3%

CONSUMER DISCRETIONARY — (17.0%)
* Amazon.com, Inc.	77,931	262,816,842	4.5%
Best Buy Co., Inc.	272,637	33,327,147	0.6%
eBay, Inc.	702,771	53,916,591	0.9%
Home Depot, Inc.	390,804	145,277,479	2.5%
Lowe’s Cos., Inc.	318,826	74,547,895	1.3%
* Marriott International, Inc., Class A	211,117	33,782,942	0.6%
NIKE, Inc., Class B	511,510	85,570,508	1.5%
Target Corp.	303,381	78,763,775	1.3%
Other Securities		220,107,350	3.7%

TOTAL CONSUMER DISCRETIONARY		988,110,529	16.9%

CONSUMER STAPLES — (11.5%)
Altria Group, Inc.	940,393	41,480,735	0.7%
Coca-Cola Co.	2,178,510	122,802,609	2.1%
Costco Wholesale Corp.	235,203	115,611,683	2.0%
PepsiCo, Inc.	721,706	116,627,690	2.0%
Procter & Gamble Co.	569,500	81,432,805	1.4%
Sysco Corp.	440,209	33,852,072	0.6%
Other Securities		160,725,730	2.7%

TOTAL CONSUMER STAPLES		672,533,324	11.5%

ENERGY — (0.3%)
Other Securities		16,105,089	0.3%

FINANCIALS — (3.4%)
Aon PLC, Class A	167,784	53,677,457	0.9%
S&P Global, Inc.	77,507	36,750,719	0.6%
Other Securities		105,577,936	1.9%

TOTAL FINANCIALS		196,006,112	3.4%

HEALTH CARE — (15.0%)
AbbVie, Inc.	1,081,847	124,055,395	2.1%
Amgen, Inc.	324,244	67,108,781	1.1%
Eli Lilly & Co.	400,116	101,933,552	1.7%
* IDEXX Laboratories, Inc.	58,292	38,830,633	0.7%
Johnson & Johnson	1,162,274	189,311,189	3.2%
Merck & Co., Inc.	1,532,728	134,956,700	2.3%
Zoetis, Inc.	181,044	39,141,713	0.7%
Other Securities		179,738,210	3.2%

TOTAL HEALTH CARE		875,076,173	15.0%

INDUSTRIALS — (12.5%)
3M Co	332,301	59,375,543	1.0%
Caterpillar, Inc.	295,017	60,186,418	1.0%

57

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	169,441	$58,001,349	1.0%
Illinois Tool Works, Inc.	135,400	30,853,598	0.5%
Lockheed Martin Corp.	99,755	33,150,582	0.6%
Union Pacific Corp.	408,543	98,622,280	1.7%
United Parcel Service, Inc., Class B	305,366	65,186,480	1.1%
Other Securities		321,546,950	5.6%

TOTAL INDUSTRIALS		726,923,200	12.5%

INFORMATION TECHNOLOGY — (34.5%)
Accenture PLC, Class A	344,307	123,533,909	2.1%
Apple, Inc.	1,825,774	273,500,945	4.7%
Applied Materials, Inc.	440,327	60,170,685	1.0%
Automatic Data Processing, Inc.	232,781	52,257,007	0.9%
Broadcom, Inc.	218,854	116,358,106	2.0%
Intel Corp.	2,139,206	104,821,094	1.8%
International Business Machines Corp.	516,074	64,560,857	1.1%
KLA Corp.	140,050	52,205,038	0.9%
Lam Research Corp.	72,492	40,854,316	0.7%
Mastercard, Inc., Class A	370,415	124,281,641	2.1%
Microsoft Corp.	908,010	301,114,276	5.2%
Oracle Corp.	1,054,524	101,171,033	1.7%
Paychex, Inc.	364,844	44,977,968	0.8%
QUALCOMM, Inc.	511,799	68,089,739	1.2%
Texas Instruments, Inc.	456,136	85,516,377	1.5%
# Visa, Inc., Class A	643,898	136,358,279	2.3%
Other Securities		258,295,399	4.4%

TOTAL INFORMATION TECHNOLOGY		2,008,066,669	34.4%

MATERIALS — (1.7%)
Sherwin-Williams Co.	103,032	32,620,962	0.6%
Other Securities		64,283,162	1.1%

TOTAL MATERIALS		96,904,124	1.7%

UTILITIES — (0.1%)
Other Security		6,598,444	0.1%

TOTAL COMMON STOCKS (Cost $4,178,648,003)		5,779,723,272	99.1%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money
Market Fund, 0.025%	42,574,164	42,574,164	0.7%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,221,222,179)		$5,822,297,448	99.8%

58

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	176	12/17/21	$39,512,071	$40,453,600	$941,529

Total Futures Contracts			$39,512,071	$40,453,600	$941,529

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$193,399,608	—	—	$193,399,608
Consumer Discretionary	988,110,529	—	—	988,110,529
Consumer Staples	672,533,324	—	—	672,533,324
Energy	16,105,089	—	—	16,105,089
Financials	196,006,112	—	—	196,006,112
Health Care	875,076,173	—	—	875,076,173
Industrials	726,923,200	—	—	726,923,200
Information Technology	2,008,066,669	—	—	2,008,066,669
Materials	96,904,124	—	—	96,904,124
Utilities	6,598,444	—	—	6,598,444
Temporary Cash Investments	42,574,164	—	—	42,574,164
Securities Lending Collateral	—	$12	—	12
Futures Contracts**	941,529	—	—	941,529

TOTAL	$5,823,238,965	$12	—	$5,823,238,977

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

59

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
REAL ESTATE — (97.5%)
	Alexandria Real Estate Equities, Inc.	1,108,684	$226,326,752	2.0%
	American Campus Communities, Inc.	1,093,462	58,740,779	0.5%
#	American Homes 4 Rent, Class A	2,254,586	91,536,192	0.8%
	American Tower Corp.	3,453,579	973,805,671	8.7%
	Apartment Income REIT Corp.	1,187,700	63,672,597	0.6%
	AvalonBay Communities, Inc.	1,071,990	253,718,593	2.3%
	Boston Properties, Inc.	1,141,171	129,682,672	1.2%
	Camden Property Trust	769,071	125,435,480	1.1%
	Crown Castle International Corp.	3,283,222	591,964,927	5.3%
	CubeSmart	1,566,930	86,196,819	0.8%
	CyrusOne, Inc.	955,796	78,394,388	0.7%
	Digital Realty Trust, Inc.	2,193,393	346,139,349	3.1%
	Duke Realty Corp.	2,901,130	163,159,551	1.5%
	EastGroup Properties, Inc.	315,650	62,429,257	0.6%
	Equinix, Inc.	608,235	509,135,271	4.5%
	Equity LifeStyle Properties, Inc.	1,344,562	113,628,935	1.0%
	Equity Residential	2,724,927	235,433,693	2.1%
	Essex Property Trust, Inc.	499,942	169,945,284	1.5%
	Extra Space Storage, Inc.	1,028,050	202,906,228	1.8%
	Federal Realty Investment Trust	543,421	65,400,717	0.6%
	First Industrial Realty Trust, Inc.	1,007,243	58,651,760	0.5%
	Gaming & Leisure Properties, Inc.	1,730,779	83,925,474	0.8%
	Healthcare Trust of America, Inc., Class A	1,712,698	57,186,986	0.5%
	Healthpeak Properties, Inc.	4,150,041	147,367,956	1.3%
*	Host Hotels & Resorts, Inc.	5,535,321	93,159,452	0.8%
	Invitation Homes, Inc.	4,501,909	185,703,746	1.7%
#	Iron Mountain, Inc.	2,239,435	102,207,813	0.9%
	Kilroy Realty Corp.	824,527	55,556,629	0.5%
	Kimco Realty Corp.	4,518,312	102,113,851	0.9%
	Lamar Advertising Co., Class A	676,219	76,547,991	0.7%
	Life Storage, Inc.	621,197	83,122,371	0.7%
	Medical Properties Trust, Inc.	4,588,011	97,862,275	0.9%
	Mid-America Apartment Communities, Inc.	886,181	180,967,022	1.6%
	National Retail Properties, Inc.	1,368,562	62,077,972	0.6%
	Prologis, Inc.	5,611,647	813,464,349	7.3%
	Public Storage	1,209,812	401,875,350	3.6%
#	Realty Income Corp.	2,982,256	213,022,546	1.9%
	Regency Centers Corp.	1,187,510	83,612,579	0.7%
	Rexford Industrial Realty, Inc.	1,137,905	76,467,216	0.7%
	SBA Communications Corp.	837,114	289,080,578	2.6%
	Simon Property Group, Inc.	2,520,983	369,525,688	3.3%
	STORE Capital Corp.	1,915,714	65,766,462	0.6%
	Sun Communities, Inc.	890,472	174,514,703	1.6%
	UDR, Inc.	2,291,144	127,227,226	1.1%
	Ventas, Inc.	3,023,982	161,389,919	1.4%
	VEREIT, Inc.	1,773,669	89,215,551	0.8%
#	VICI Properties, Inc.	3,664,748	107,560,354	1.0%
	Welltower, Inc.	3,228,187	259,546,235	2.3%
#	WP Carey, Inc.	1,413,878	109,024,133	1.0%
	Other Securities		1,830,624,613	16.0%

TOTAL COMMON STOCKS			11,106,021,955	99.0%

60

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
PREFERRED STOCKS — (0.0%)
REAL ESTATE — (0.0%)
Other Security		$398,149	0.0%

TOTAL PREFERRED STOCKS		398,149	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,907,017,758)		11,106,420,104

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	103,237,741	103,237,741	0.9%

SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	16,092,450	186,189,641	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $6,196,419,583)		$11,395,847,486	101.6%

As of October 31, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	440	12/17/21	$98,735,284	$101,134,000	$2,398,716

Total Futures Contracts.			$98,735,284	$101,134,000	$2,398,716

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$11,105,905,939	$116,016	—	$11,106,021,955
Preferred Stocks
Real Estate	398,149	—	—	398,149
Temporary Cash Investments	103,237,741	—	—	103,237,741
Securities Lending Collateral	—	186,189,641	—	186,189,641
Futures Contracts**	2,398,716	—	—	2,398,716

TOTAL	$11,211,940,545	$186,305,657	—	$11,398,246,202

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$25,309,881	—
Investment Securities at Value (including $3,577, $38,647, $0 and $725,965 of securities on loan, respectively)	$413,533	$2,193,884	—	$12,616,356
Temporary Cash Investments at Value & Cost	—	4,875	—	109,625
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,664, $10,655, $0 and $538,700, respectively)	3,664	10,657	—	538,730
Segregated Cash for Futures Contracts	—	—	—	5,394
Foreign Currencies at Value	2	—	—	—
Cash	13,023	—	—	—
Receivables:
Investment Securities Sold	—	927	—	9,933
Dividends and Interest	2,592	1,727	—	4,873
Securities Lending Income	—	8	—	60
Fund Shares Sold	73	1,628	13,943	9,795
Futures Margin Variation	884	—	—	223
Unrealized Gain on Forward Currency Contracts	40	—	—	—
Prepaid Expenses and Other Assets	12	15	106	87

Total Assets.	433,823	2,213,721	25,323,930	13,295,076

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,664	10,666	—	538,941
Investment Securities Purchased	—	991	—	8,466
Fund Shares Redeemed	464	766	10,762	7,298
Due to Advisor	42	182	1,917	3,224
Unrealized Loss on Forward Currency Contracts	2,671	—	—	—
Accrued Expenses and Other Liabilities	115	302	1,548	1,809

Total Liabilities	6,956	12,907	14,227	559,738

NET ASSETS.	$426,867	$2,200,814	$25,309,703	$12,735,338

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $70,291 and shares outstanding of 0, 0, 0 and 2,224,451, respectively	N/A	N/A	N/A	$31.60

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $73,279 and shares outstanding of 0, 0, 0 and 2,330,955, respectively	N/A	N/A	N/A	$31.44

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $426,867; $2,200,814; $25,309,703 and $12,591,768 and shares outstanding of 23,038,890, 78,303,050, 551,269,404 and 398,377,031, respectively	$18.53	$28.11	$45.91	$31.61

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$415,606	$1,072,934	N/A	$8,041,396

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$296,103	$1,016,979	$13,901,560	$7,348,384
Total Distributable Earnings (Loss)	130,764	1,183,835	11,408,143	5,386,954

NET ASSETS	$426,867	$2,200,814	$25,309,703	$12,735,338

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $677,868,
$950,640, $1,191,616 and $252,782 of securities on loan, respectively)	$15,059,741	$33,072,701	$34,859,086	$5,144,602
Temporary Cash Investments at Value & Cost	89,706	286,440	283,630	39,328
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $408,349, $402,012, $540,657 and $133,980, respectively)	408,417	402,032	540,697	133,996
Segregated Cash for Futures Contracts	4,117	14,410	14,329	1,794
Receivables:
Investment Securities Sold	19,358	14,832	178	170
Dividends and Interest	6,979	24,943	24,066	3,155
Securities Lending Income	76	129	171	31
Fund Shares Sold	6,203	9,207	9,788	1,993
Futures Margin Variation	1,221	595	1,534	74
Prepaid Expenses and Other Assets	86	143	184	49

Total Assets	15,595,904	33,825,432	35,733,663	5,325,192

LIABILITIES:
Payables:
Upon Return of Securities Loaned	408,339	402,328	540,968	134,041
Investment Securities Purchased	3,109	13,691	9,289	4,709
Fund Shares Redeemed	32,081	17,384	25,791	1,873
Due to Advisor	4,658	3,321	4,670	1,087
Accrued Expenses and Other Liabilities	2,370	3,667	4,048	707

Total Liabilities	450,557	440,391	584,766	142,417

NET ASSETS	$15,145,347	$33,385,041	$35,148,897	$5,182,775

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $15,145,347; $33,385,041; $35,148,897 and $5,182,775 and shares outstanding of 326,879,278, 921,003,240, 1,059,911,216 and 199,183,385,respectively	$46.33	$36.25	$33.16	$26.02

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,275,018	$13,429,211	$14,506,968	$2,406,527

NET ASSETS CONSIST OF:
Paid-In Capital	$8,088,258	$12,863,156	$13,509,190	$2,119,379
Total Distributable Earnings (Loss)	7,057,089	20,521,885	21,639,707	3,063,396

NET ASSETS	$15,145,347	$33,385,041	$35,148,897	$5,182,775

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,206,104,
$613,208, $136,958 and $326,039 of securities on loan, respectively)	$16,566,578	$7,313,111	$5,779,723	$11,106,420
Temporary Cash Investments at Value & Cost	139,951	96,240	42,574	103,238
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $729,409, $421,862, $0 and $186,164, respectively)	729,470	421,895	—	186,190
Segregated Cash for Futures Contracts	9,488	7,013	2,024	5,060
Cash	—	—	—	3,073
Receivables:
Investment Securities Sold	16,061	41,126	10,119	—
Dividends and Interest	4,118	2,078	6,348	3,111
Securities Lending Income	149	95	17	29
Fund Shares Sold	35,633	1,982	3,444	4,864
Futures Margin Variation	—	—	84	209
Prepaid Expenses and Other Assets	68	44	79	55

Total Assets	17,501,516	7,883,584	5,844,412	11,412,249

LIABILITIES:
Payables:
Upon Return of Securities Loaned	729,816	421,892	6	186,319
Investment Securities Purchased	5,965	101	3,517	1,981
Fund Shares Redeemed	10,177	2,578	3,652	6,103
Due to Advisor	4,209	2,566	962	1,334
Futures Margin Variation	1,491	1,515	—	—
Accrued Expenses and Other Liabilities	2,453	1,067	638	1,414

Total Liabilities	754,111	429,719	8,775	197,151

NET ASSETS	$16,747,405	$7,453,865	$5,835,637	$11,215,098

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $16,747,405; $7,453,865; $5,835,637 and $11,215,098 and shares outstanding of 345,295,892, 252,217,420, 299,149,473 and 229,348,294, respectively	$48.50	$29.55	$19.51	$48.90

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$8,282,786	$3,708,730	$4,178,648	$5,907,018

NET ASSETS CONSIST OF:
Paid-In Capital	$7,626,342	$3,177,542	$4,118,252	$5,906,858
Total Distributable Earnings (Loss)	9,121,063	4,276,323	1,717,385	5,308,240

NET ASSETS	$16,747,405	$7,453,865	$5,835,637	$11,215,098

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$483,921	—
Income from Securities Lending	—	—	598	—
Expenses Allocated from Affiliated Investment Companies	—	—	(26,257)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	458,262	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $237, respectively)	—	$29,804	—	$236,941
Interest	$3,079	—	—	—
Income from Securities Lending	3	81	—	2,278

Total Fund Investment Income	3,082	29,885	—	239,219

Fund Expenses
Investment Management Fees	503	2,172	48,199	37,277
Accounting & Transfer Agent Fees	74	403	3,248	1,589
S&P 500® Fees	7	—	—	—
Custodian Fees	17	29	—	142
Shareholder Servicing Fees
Class R1 Shares	—	—	—	61
Class R2 Shares	—	—	—	172
Filing Fees	41	68	330	315
Shareholders’ Reports	21	59	395	361
Directors’/Trustees’ Fees & Expenses	4	23	252	130
Professional Fees	5	26	70	153
Previously Waived Fees Recovered by Advisor (Note C)	40	—	—	—
Other	10	50	121	289

Total Fund Expenses	722	2,830	52,615	40,489

Fees Waived, Expenses Reimbursed by Advisor (Note C)	94	—	23,870	—
Fees Paid Indirectly (Note C)	11	—	—	—

Net Expenses	617	2,830	28,745	40,489

Net Investment Income (Loss)	2,465	27,055	429,517	198,730

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	8,383	77,747	—	1,091,327
Affiliated Investment Companies Shares Sold	—	(3)	—	(19)
Transactions Allocated from Affiliated Investment Company**	—	—	1,197,847	—
Futures	121,329	—	—	31,099
Foreign Currency Transactions	(56)	—	—	—
Forward Currency Contracts	(2,075)	—	—	—
In-Kind Redemptions	—	11,793	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,769)	578,484	—	4,695,607
Affiliated Investment Companies Shares	—	(2)	—	(24)
Transactions Allocated from Affiliated Investment Company	—	—	7,131,104	—
Futures	29,567	—	—	5,644
Translation of Foreign Currency-Denominated Amounts	(4)	—	—	—
Forward Currency Contracts	(3,235)	—	—	—

Net Realized and Unrealized Gain (Loss)	147,140	668,019	8,328,951	5,823,634

Net Increase (Decrease) in Net Assets Resulting from Operations	$149,605	$695,074	$8,758,468	$6,022,364

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $678, $60, $93 and $31, respectively)	$340,163	$456,051	$475,357	$76,349
Income from Securities Lending	3,526	1,839	2,475	609

Total Investment Income	343,689	457,890	477,832	76,958

Expenses
Investment Management Fees	57,459	38,636	52,582	12,436
Accounting & Transfer Agent Fees	2,508	5,971	5,920	979
Custodian Fees	152	300	317	60
Filing Fees	251	471	602	105
Shareholders’ Reports	371	333	340	106
Directors’/Trustees’ Fees & Expenses	156	334	351	52
Professional Fees	214	403	426	61
Other	315	684	718	104

Total Expenses	61,426	47,132	61,256	13,903

Net Expenses	61,426	47,132	61,256	13,903

Net Investment Income (Loss)	282,263	410,758	416,576	63,055

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,961,127	975,666	1,429,312	359,202
Affiliated Investment Companies Shares Sold	(6)	6	5	(10)
Futures	35,883	74,671	77,878	10,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,964,267	9,374,964	9,830,032	1,496,357
Affiliated Investment Companies Shares	(18)	(42)	(46)	(6)
Futures	6,558	12,449	10,410	1,490

Net Realized and Unrealized Gain (Loss)	6,967,811	10,437,714	11,347,591	1,867,655

Net Increase (Decrease) in Net Assets Resulting from Operations.	$7,250,074	$10,848,472	$11,764,167	$1,930,710

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $157, $79, $0 and $0, respectively)	$238,972	$92,232	$85,621	$227,927
Income from Securities Lending	3,327	2,130	178	953

Total Investment Income	242,299	94,362	85,799	228,880

Fund Expenses
Investment Management Fees	51,231	30,017	10,113	16,888
Accounting & Transfer Agent Fees	2,381	1,173	1,149	1,703
Custodian Fees	189	90	53	98
Filing Fees	281	121	309	154
Shareholders’ Reports	339	159	150	335
Directors’/Trustees’ Fees & Expenses	183	76	57	107
Professional Fees	221	92	64	131
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	21
Other	376	153	122	188

Total Fund Expenses	55,201	31,881	12,017	19,625

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1,743

Net Expenses	55,201	31,881	12,017	17,882

Net Investment Income (Loss)	187,098	62,481	73,782	210,998

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,236,222	742,238	131,919	148,206
Affiliated Investment Companies Shares Sold	(15)	(21)	—	(14)
Futures	29,482	16,057	10,476	21,701
In-Kind Redemptions	—	7,153	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,738,332	2,315,847	1,189,688	3,314,181
Affiliated Investment Companies Shares	(46)	(10)	(1)	(7)
Futures	7,732	3,108	1,528	3,785

Net Realized and Unrealized Gain (Loss)	7,011,707	3,084,372	1,333,610	3,487,852

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,198,805	$3,146,853	$1,407,392	$3,698,850

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,465	$3,570	$27,055	$28,514	$429,517	$517,935
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	8,383	(5,357)	77,747	(7,109)	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	1,197,847	(475,431)
Futures	121,329	62,220	—	728	—	—
Foreign Currency Transactions	(56)	7	—	—	—	—
Forward Currency Contracts	(2,075)	(458)	—	—	—	—
In-Kind Redemptions	—	—	11,793	93,249	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(6,769)	4,838	578,484	71,706	—	—
Affiliated Investment Companies Shares	—	—	(2)	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	7,131,104	(3,030,639)
Futures	29,567	(29,969)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4)	3	—	—	—	—
Forward Currency Contracts	(3,235)	3,144	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	149,605	37,998	695,074	187,086	8,758,468	(2,988,135)

Distributions:
Institutional Class Shares	(30,328)	(34,948)	(27,774)	(30,188)	(401,298)	(1,034,667)
Capital Share Transactions (1):
Shares Issued	57,957	127,765	291,004	694,531	4,217,940	5,311,976
Shares Issued in Lieu of Cash Distributions	30,299	34,917	24,838	26,468	375,792	972,937
Shares Redeemed	(213,988)	(119,160)	(475,766)	(795,988)	(6,356,276)	(9,203,611)

Net Increase (Decrease) from Capital Share Transactions	(125,732)	43,522	(159,924)	(74,989)	(1,762,544)	(2,918,698)

Total Increase (Decrease) in Net Assets	(6,455)	46,572	507,376	81,909	6,594,626	(6,941,500)
Net Assets
Beginning of Year	433,322	386,750	1,693,438	1,611,529	18,715,077	25,656,577

End of Year	$426,867	$433,322	$2,200,814	$1,693,438	$25,309,703	$18,715,077

(1) Shares Issued and Redeemed:
Shares Issued	3,614	9,759	11,836	38,705	99,361	169,503
Shares Issued in Lieu of Cash Distributions	2,042	2,584	994	1,435	8,865	28,269
Shares Redeemed	(13,433)	(9,117)	(19,169)	(42,089)	(152,905)	(292,814)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,777)	3,226	(6,339)	(1,949)	(44,679)	(95,042)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$198,730	$154,249	$282,263	$181,490	$410,758	$428,436
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,091,327	(208,930)	1,961,127	(549,806)	975,666	(205,702)
Affiliated Investment Companies Shares Sold	(19)	(87)	(6)	96	6	(198)
Futures	31,099	30,041	35,883	37,980	74,671	62,649
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,695,607	(1,239,691)	4,964,267	(1,439,781)	9,374,964	888,856
Affiliated Investment Companies Shares	(24)	(49)	(18)	(46)	(42)	(77)
Futures	5,644	(6,182)	6,558	(3,779)	12,449	(7,658)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,022,364	(1,270,649)	7,250,074	(1,773,846)	10,848,472	1,166,306

Distributions:
Class R1 Shares	(889)	(1,803)	—	—	—	—
Class R2 Shares	(922)	(2,386)	—	—	—	—
Institutional Class Shares	(186,950)	(413,733)	(282,350)	(386,451)	(396,374)	(844,109)

Total Distributions	(188,761)	(417,922)	(282,350)	(386,451)	(396,374)	(844,109)

Capital Share Transactions (1):
Shares Issued	2,413,093	2,950,839	2,353,153	3,909,907	3,731,277	5,109,364
Shares Issued in Lieu of Cash Distributions	181,306	397,269	257,340	350,431	385,732	826,332
Shares Redeemed	(4,489,318)	(3,647,254)	(4,913,927)	(5,385,497)	(5,612,000)	(8,422,017)

Net Increase (Decrease) from Capital Share Transactions	(1,894,919)	(299,146)	(2,303,434)	(1,125,159)	(1,494,991)	(2,486,321)

Total Increase (Decrease) in Net Assets	3,938,684	(1,987,717)	4,664,290	(3,285,456)	8,957,107	(2,164,124)
Net Assets
Beginning of Year	8,796,654	10,784,371	10,481,057	13,766,513	24,427,934	26,592,058

End of Year	$12,735,338	$8,796,654	$15,145,347	$10,481,057	$33,385,041	$24,427,934

(1) Shares Issued and Redeemed:
Shares Issued	85,084	176,340	56,798	157,707	115,212	224,581
Shares Issued in Lieu of Cash Distributions	6,639	19,124	6,840	11,192	11,903	33,942
Shares Redeemed	(162,459)	(205,273)	(120,183)	(205,274)	(173,808)	(366,844)

Net Increase (Decrease) from Shares Issued and Redeemed	(70,736)	(9,809)	(56,545)	(36,375)	(46,693)	(108,321)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$416,576	$431,749	$63,055	$62,792	$187,098	$168,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,429,312	(219,209)	359,202	(33,632)	1,236,222	(308,827)
Affiliated Investment Companies Shares Sold	5	(245)	(10)	—	(15)	(41)
Futures	77,878	70,979	10,622	10,976	29,482	46,362
In-Kind Redemptions	—	—	—	—	—	(35,598)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	9,830,032	884,643	1,496,357	(329,953)	5,738,332	(811,821)
Affiliated Investment Companies Shares	(46)	(60)	(6)	(10)	(46)	(100)
Futures	10,410	(5,919)	1,490	(835)	7,732	(7,408)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,764,167	1,161,938	1,930,710	(290,662)	7,198,805	(948,610)

Distributions:
Institutional Class Shares	(403,127)	(1,009,996)	(59,880)	(138,844)	(191,245)	(566,104)
Capital Share Transactions (1):
Shares Issued	4,280,791	5,050,810	622,066	986,322	1,966,837	2,924,772
Shares Issued in Lieu of Cash Distributions	396,434	987,748	59,202	131,363	180,123	535,844
Shares Redeemed	(6,559,673)	(8,349,350)	(982,039)	(1,659,075)	(5,596,845)	(6,148,667)

Net Increase (Decrease) from Capital Share Transactions	(1,882,448)	(2,310,792)	(300,771)	(541,390)	(3,449,885)	(2,688,051)

Total Increase (Decrease) in Net Assets	9,478,592	(2,158,850)	1,570,059	(970,896)	3,557,675	(4,202,765)
Net Assets
Beginning of Year	25,670,305	27,829,155	3,612,716	4,583,612	13,189,730	17,392,495

End of Year	$35,148,897	$25,670,305	$5,182,775	$3,612,716	$16,747,405	$13,189,730

(1) Shares Issued and Redeemed:
Shares Issued	144,078	251,003	26,612	65,693	44,774	104,186
Shares Issued in Lieu of Cash Distributions	13,361	44,273	2,515	7,398	4,260	16,348
Shares Redeemed	(224,097)	(396,679)	(42,433)	(105,588)	(129,256)	(209,613)

Net Increase (Decrease) from Shares Issued and Redeemed	(66,658)	(101,403)	(13,306)	(32,497)	(80,222)	(89,079)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,481	$55,347	$73,782	$44,407	$210,998	$254,435
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	742,238	(40,080)	131,919	(15,559)	148,206	(22,481)
Affiliated Investment Companies Shares Sold	(21)	43	—	(7)	(14)	(25)
Futures	16,057	18,436	10,476	2,286	21,701	23,323
In-Kind Redemptions	7,153	—	—	27,518	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,315,847	(682,708)	1,189,688	227,487	3,314,181	(2,026,772)
Affiliated Investment Companies Shares	(10)	(28)	(1)	—	(7)	8
Futures	3,108	(2,304)	1,528	(586)	3,785	(2,293)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,146,853	(651,294)	1,407,392	285,546	3,698,850	(1,773,805)

Distributions:
Institutional Class Shares	(65,321)	(181,299)	(70,633)	(40,426)	(250,605)	(234,099)
Capital Share Transactions (1):
Shares Issued	707,002	1,188,177	1,659,760	2,358,261	1,673,718	2,195,792
Shares Issued in Lieu of Cash Distributions	60,120	167,021	70,349	39,951	221,041	201,446
Shares Redeemed	(1,515,047)	(1,753,646)	(860,356)	(717,509)	(2,265,461)	(2,923,216)

Net Increase (Decrease) from Capital Share Transactions	(747,925)	(398,448)	869,753	1,680,703	(370,702)	(525,978)

Total Increase (Decrease) in Net Assets	2,333,607	(1,231,041)	2,206,512	1,925,823	3,077,543	(2,533,882)
Net Assets
Beginning of Year	5,120,258	6,351,299	3,629,125	1,703,302	8,137,555	10,671,437

End of Year	$7,453,865	$5,120,258	$5,835,637	$3,629,125	$11,215,098	$8,137,555

(1) Shares Issued and Redeemed:
Shares Issued	26,537	71,569	95,038	171,069	40,000	61,450
Shares Issued in Lieu of Cash Distributions	2,311	8,253	3,936	2,876	5,800	5,475
Shares Redeemed	(58,103)	(103,964)	(48,305)	(51,527)	(54,340)	(83,732)

Net Increase (Decrease) from Shares Issued and Redeemed	(29,255)	(24,142)	50,669	122,418	(8,540)	(16,807)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio					U.S. Large Cap Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year.	$14.06	$14.02	$13.03	$14.54	$12.22	$20.01	$18.61	$16.75	$15.93	$13.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.12	0.26	0.26	0.18	0.33	0.32	0.31	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	5.49	1.17	1.60	0.52	2.63	8.11	1.42	1.86	0.81	2.87

Total from Investment Operations	5.59	1.29	1.86	0.78	2.81	8.44	1.74	2.17	1.09	3.13

Less Distributions:
Net Investment Income	(0.13)	(0.11)	(0.30)	(0.25)	(0.13)	(0.34)	(0.31)	(0.31)	(0.27)	(0.26)
Net Realized Gains	(0.99)	(1.14)	(0.57)	(2.04)	(0.36)	—	(0.03)	—	—	—

Total Distributions	(1.12)	(1.25)	(0.87)	(2.29)	(0.49)	(0.34)	(0.34)	(0.31)	(0.27)	(0.26)

Net Asset Value, End of Year.	$18.53	$14.06	$14.02	$13.03	$14.54	$28.11	$20.01	$18.61	$16.75	$15.93

Total Return	41.82%	9.55%	15.67%	5.62%	23.53%	42.42%	9.52%	13.13%	6.82%	24.16%

Net Assets, End of Year (thousands)	$426,867	$433,322	$386,750	$327,063	$322,347	$2,200,814	$1,693,438	$1,611,529	$1,457,218	$1,212,883
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.18%	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.22%	0.25%	0.23%	0.24%	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.59%	0.89%	1.98%	1.94%	1.36%	1.32%	1.68%	1.77%	1.64%	1.74%
Portfolio Turnover Rate	70%	90%	109%	91%	122%	7%	20%	22%	7%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$31.40	$37.13	$37.41	$38.84	$32.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.76	0.79	0.83	0.78	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	14.46	(4.98)	1.45	0.35	6.99

Total from Investment Operations	15.22	(4.19)	2.28	1.13	7.73

Less Distributions:
Net Investment Income	(0.71)	(0.73)	(0.76)	(0.73)	(0.70)
Net Realized Gains	—	(0.81)	(1.80)	(1.83)	(0.82)

Total Distributions	(0.71)	(1.54)	(2.56)	(2.56)	(1.52)

Net Asset Value, End of Year	$45.91	$31.40	$37.13	$37.41	$38.84

Total Return	48.68%	(11.56%)	6.97%	2.79%	24.11%

Net Assets, End of Year (thousands)	$25,309,703	$18,715,077	$25,656,577	$25,268,336	$23,732,871
Ratio of Expenses to Average Net Assets (B)	0.23%	0.27%	0.28%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.38%	2.33%	1.98%	2.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$18.57	$22.30	$23.45	$25.15	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.30	0.30	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	13.00	(3.19)	(0.24)	(0.63)	4.66

Total from Investment Operations	13.44	(2.89)	0.06	(0.35)	4.91

Less Distributions:
Net Investment Income	(0.41)	(0.27)	(0.27)	(0.26)	(0.24)
Net Realized Gains	—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(0.41)	(0.84)	(1.21)	(1.35)	(1.02)

Net Asset Value, End of Year	$31.60	$18.57	$22.30	$23.45	$25.15

Total Return	72.74%	(13.34%)	0.78%	(1.61%)	23.32%

Net Assets, End of Year (thousands)	$70,291	$31,832	$56,378	$47,848	$54,960
Ratio of Expenses to Average Net Assets	0.43%	0.47%	0.48%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.56%	1.34%	1.10%	1.03%
Portfolio Turnover Rate	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$18.48	$22.18	$23.32	$25.03	$21.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.27	0.27	0.24	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	12.94	(3.16)	(0.23)	(0.63)	4.65

Total from Investment Operations	13.33	(2.89)	0.04	(0.39)	4.86

Less Distributions:
Net Investment Income	(0.37)	(0.24)	(0.24)	(0.23)	(0.21)
Net Realized Gains	—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(0.37)	(0.81)	(1.18)	(1.32)	(0.99)

Net Asset Value, End of Year	$31.44	$18.48	$22.18	$23.32	$25.03

Total Return	72.45%	(13.42%)	0.64%	(1.79%)	23.17%

Net Assets, End of Year (thousands)	$73,279	$52,931	$72,669	$108,168	$156,809
Ratio of Expenses to Average Net Assets	0.58%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.39%	1.21%	0.95%	0.90%
Portfolio Turnover Rate	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$18.57	$22.31	$23.46	$25.16	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.46	0.31	0.32	0.30	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	13.02	(3.19)	(0.23)	(0.63)	4.67

Total from Investment Operations	13.48	(2.88)	0.09	(0.33)	4.94

Less Distributions:
Net Investment Income	(0.44)	(0.29)	(0.30)	(0.28)	(0.26)
Net Realized Gains	—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(0.44)	(0.86)	(1.24)	(1.37)	(1.04)

Net Asset Value, End of Year	$31.61	$18.57	$22.31	$23.46	$25.16

Total Return	72.95%	(13.27%)	0.88%	(1.52%)	23.46%

Net Assets, End of Year (thousands)	$12,591,768	$8,711,891	$10,655,324	$10,307,146	$10,528,662
Ratio of Expenses to Average Net Assets	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.65%	1.45%	1.20%	1.13%
Portfolio Turnover Rate	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio					U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$27.34	$32.79	$36.39	$39.07$	32.75	$25.24	$24.71	$22.77	$22.01	$18.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.80	0.44	0.42	0.39	0.31	0.44	0.41	0.40	0.36	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	18.98	(4.95)	(1.69)	(0.90)	7.71	10.99	0.93	2.08	0.88	4.12

Total from Investment Operations	19.78	(4.51)	(1.27)	(0.51)	8.02	11.43	1.34	2.48	1.24	4.45

Less Distributions:
Net Investment Income	(0.79)	(0.38)	(0.38)	(0.37)	(0.30)	(0.42)	(0.39)	(0.40)	(0.35)	(0.35)
Net Realized Gains	—	(0.56)	(1.95)	(1.80)	(1.40)	—	(0.42)	(0.14)	(0.13)	(0.09)

Total Distributions	(0.79)	(0.94)	(2.33)	(2.17)	(1.70)	(0.42)	(0.81)	(0.54)	(0.48)	(0.44)

Net Asset Value, End of Year	$46.33	$27.34	$32.79	$36.39$	39.07	$36.25	$25.24	$24.71	$22.77	$22.01

Total Return	73.01%	(14.11%)	(3.04%)	(1.48%)	24.67%	45.50%	5.55%	11.18%	5.59%	24.93%

Net Assets, End of Year (thousands)	$15,145,347	$10,481,057	$13,766,513	$14,732,615	$15,165,867	$33,385,041	$24,427,934	$26,592,058	$23,629,726	$20,762,742
Ratio of Expenses to Average Net Assets	0.42%	0.52%	0.53%	0.52%	0.52%	0.15%	0.18%	0.20%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.42%	0.52%	0.53%	0.52%	0.52%	0.15%	0.18%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.56%	1.26%	1.00%	0.83%	1.34%	1.69%	1.72%	1.55%	1.64%
Portfolio Turnover Rate	22%	18%	19%	27%	24%	4%	3%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio					U.S. Vector Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$22.79	$22.66	$21.25	$20.90	$17.19	$17.00	$18.71	$18.40	$19.16	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.36	0.36	0.34	0.31	0.31	0.27	0.28	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	10.35	0.60	1.65	0.53	3.83	9.00	(1.40)	0.72	(0.10)	3.65

Total from Investment Operations	10.74	0.96	2.01	0.87	4.14	9.31	(1.13)	1.00	0.16	3.89

Less Distributions:
Net Investment Income	(0.37)	(0.33)	(0.37)	(0.32)	(0.31)	(0.29)	(0.25)	(0.27)	(0.25)	(0.23)
Net Realized Gains	—	(0.50)	(0.23)	(0.20)	(0.12)	—	(0.33)	(0.42)	(0.67)	(0.43)

Total Distributions	(0.37)	(0.83)	(0.60)	(0.52)	(0.43)	(0.29)	(0.58)	(0.69)	(0.92)	(0.66)

Net Asset Value, End of Year	$33.16	$22.79	$22.66	$21.25	$20.90	$26.02	$17.00	$18.71	$18.40	$19.16

Total Return	47.35%	4.37%	9.78%	4.16%	24.36%	54.98%	(6.12%)	5.92%	0.69%	24.73%

Net Assets, End of Year (thousands)	$35,148,897	$25,670,305	$27,829,155	$24,677,650	$22,515,418	$5,182,775	$3,612,716	$4,583,612	$4,610,769	$4,724,003
Ratio of Expenses to Average Net Assets	0.19%	0.21%	0.22%	0.22%	0.22%	0.29%	0.32%	0.33%	0.32%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.19%	0.21%	0.22%	0.22%	0.22%	0.29%	0.32%	0.33%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.63%	1.69%	1.53%	1.59%	1.31%	1.59%	1.53%	1.35%	1.36%
Portfolio Turnover Rate	5%	3%	6%	5%	5%	10%	13%	6%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio					U.S. Micro Cap Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$31.00	$33.80	$35.02	$36.48	$30.14	$18.19	$20.78	$21.88	$22.76	$18.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.50	0.35	0.38	0.39	0.35	0.24	0.18	0.20	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	17.50	(2.02)	(0.05)	(0.08)	7.17	11.37	(2.18)	(0.26)	0.12	5.12

Total from Investment Operations	18.00	(1.67)	0.33	0.31	7.52	11.61	(2.00)	(0.06)	0.29	5.28

Less Distributions:
Net Investment Income	(0.50)	(0.32)	(0.35)	(0.37)	(0.35)	(0.25)	(0.16)	(0.18)	(0.16)	(0.16)
Net Realized Gains	—	(0.81)	(1.20)	(1.40)	(0.83)	—	(0.43)	(0.86)	(1.01)	(0.94)

Total Distributions	(0.50)	(1.13)	(1.55)	(1.77)	(1.18)	(0.25)	(0.59)	(1.04)	(1.17)	(1.10)

Net Asset Value, End of Year	$48.50	$31.00	$33.80	$35.02	$36.48	$29.55	$18.19	$20.78	$21.88	$22.76

Total Return	58.30%	(5.08%)	1.41%	0.77%	25.21%	64.00%	(9.87%)	0.24%	1.29%	28.91%

Net Assets, End of Year (thousands)	$16,747,405	$13,189,730	$17,392,495	$17,303,451	$16,931,787	$7,453,865	$5,120,258	$6,351,299	$6,478,316	$6,306,730
Ratio of Expenses to Average Net Assets	0.33%	0.36%	0.37%	0.37%	0.37%	0.46%	0.52%	0.53%	0.52%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.33%	0.36%	0.37%	0.37%	0.37%	0.46%	0.52%	0.53%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.15%	1.13%	1.06%	1.04%	0.90%	1.00%	0.98%	0.74%	0.75%
Portfolio Turnover Rate	12%	3%	8%	13%	14%	20%	11%	15%	19%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio						DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 u to Oct 31, 2017		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period.	$14.61	$13.51	$11.85	$10.93	$10.00		$34.21	$41.90	$34.14	$34.99	$34.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.25	0.22	0.19	0.07		0.90	1.01	0.52 **	1.60	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	4.89	1.07	1.64	0.89	0.91		14.86	(7.77)	8.09 **	(0.69)	1.12

Total from Investment Operations	5.15	1.32	1.86	1.08	0.98		15.76	(6.76)	8.61	0.91	1.96

Less Distributions:
Net Investment Income	(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(0.95)	(0.87)	(0.85)	(1.65)	(0.98)
Net Realized Gains	—	—	—	—	—		(0.12)	(0.06)	—	(0.11)	(0.31)

Total Distributions	(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(1.07)	(0.93)	(0.85)	(1.76)	(1.29)

Net Asset Value, End of Period	$19.51	$14.61	$13.51	$11.85	$10.93		$48.90	$34.21	$41.90	$34.14	$34.99

Total Return	35.42%	9.90%	15.88%	9.88%	9.84	%(C)	47.01%	(16.27%)	25.64%	2.63%	5.86%

Net Assets, End of Period (thousands)	$5,835,637	$3,629,125	$1,703,302	$722,728	$141,073		$11,215,098	$8,137,555	$10,671,437	$8,577,658	$8,281,176
Ratio of Expenses to Average Net Assets	0.24%	0.25%	0.25%	0.25%	0.23	%(D)(E)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.25%	0.25%	0.27%	0.35	%(D)(E)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.76%	1.73%	1.58%	1.45	%(D)(E)	2.12%	2.73%	1.38%**	4.66%	2.43%
Portfolio Turnover Rate	12%	0%	4%	7%	0	%(C)	5%	5%	3%	3%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of October 31, 2021, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 10/31/21
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted

81

bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

82

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.11	%*
U.S. Large Cap Value Portfolio	0.20	%*
U.S. Targeted Value Portfolio	0.31	%*
U.S. Small Cap Value Portfolio	0.40	%*
U.S. Core Equity 1 Portfolio	0.13	%*
U.S. Core Equity 2 Portfolio	0.16	%*
U.S. Vector Equity Portfolio	0.26	%*
U.S. Small Cap Portfolio	0.31	%*
U.S. Micro Cap Portfolio	0.43	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
U.S. Large Cap Equity Portfolio	0.12%	0.10%
U.S. Large Cap Value Portfolio	0.23%	0.19%
U.S. Targeted Value Portfolio	0.33%	0.30%
U.S. Small Cap Value Portfolio	0.48%	0.36%
U.S. Core Equity 1 Portfolio	0.14%	0.12%
U.S. Core Equity 2 Portfolio	0.17%	0.16%
U.S. Vector Equity Portfolio	0.28%	0.25%
U.S. Small Cap Portfolio	0.33%	0.30%
U.S. Micro Cap Portfolio	0.48%	0.41%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2021, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$40	$94	$688
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	23,870	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	21	1,743	5,064
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$11

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$11
U.S. Large Cap Equity Portfolio	26
U.S. Large Cap Value Portfolio	577
U.S. Targeted Value Portfolio	235
U.S. Small Cap Value Portfolio	435
U.S. Core Equity 1 Portfolio	484
U.S. Core Equity 2 Portfolio	571
U.S. Vector Equity Portfolio	120
U.S. Small Cap Portfolio	365
U.S. Micro Cap Portfolio	203
U.S. High Relative Profitability Portfolio	38
DFA Real Estate Securities Portfolio	225

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$93,703	$64,130	$237,596	$186,554
U.S. Large Cap Equity Portfolio	—	—	140,781	281,223
U.S. Targeted Value Portfolio	—	—	1,466,700	3,145,311
U.S. Small Cap Value Portfolio	—	—	3,068,731	5,036,721
U.S. Core Equity 1 Portfolio	—	—	1,105,266	2,371,137
U.S. Core Equity 2 Portfolio	—	—	1,672,033	3,317,059
U.S. Vector Equity Portfolio	—	—	477,324	707,993

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$1,858,885	$4,939,075
U.S. Micro Cap Portfolio	—	—	1,354,005	1,998,754
U.S. High Relative Profitability Portfolio	—	—	1,483,630	606,007
DFA Real Estate Securities Portfolio	—	—	521,909	827,228

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$10,071	$119,408	$125,815	—	—	$3,664	317	$2	—

Total	$10,071	$119,408	$125,815	—	—	$3,664	317	$2	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,230	$282,356	$278,924	$(3)	$(2)	$10,657	921	$13	—

Total	$7,230	$282,356	$278,924	$(3)	$(2)	$10,657	921	$13	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$264,862	$3,630,126	$3,356,215	$(19)	$(24)	$538,730	46,563	$229	—

Total	$264,862	$3,630,126	$3,356,215	$(19)	$(24)	$538,730	46,563	$229	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$361,122	$2,554,466	$2,507,147	$(6)	$(18)	$408,417	35,300	$236	—

Total	$361,122	$2,554,466	$2,507,147	$(6)	$(18)	$408,417	35,300	$236	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$343,800	$2,733,827	$2,675,559	$6	$(42)	$402,032	34,748	$217	—

Total	$343,800	$2,733,827	$2,675,559	$6	$(42)	$402,032	34,748	$217	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$424,201	$2,868,803	$2,752,266	$5	$(46)	$540,697	46,733	$283	—

Total	$424,201	$2,868,803	$2,752,266	$5	$(46)	$540,697	46,733	$283	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,157	$978,931	$987,076	$(10)	$(6)	$133,996	11,581	$84	—

Total	$142,157	$978,931	$987,076	$(10)	$(6)	$133,996	11,581	$84	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$693,347	$4,048,132	$4,011,948	$(15)	$(46)	$729,470	63,048	$475	—

Total	$693,347	$4,048,132	$4,011,948	$(15)	$(46)	$729,470	63,048	$475	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$306,205	$2,093,046	$1,977,325	$(21)	$(10)	$421,895	36,465	$237	—

Total	$306,205	$2,093,046	$1,977,325	$(21)	$(10)	$421,895	36,465	$237	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$19,518	$151,729	$171,246	—	$(1)	—	—	—	—

Total	$19,518	$151,729	$171,246	—	$(1)	—	—	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$211,145	$2,452,384	$2,477,318	$(14)	$(7)	$186,190	16,092	$147	—

Total	$211,145	$2,452,384	$2,477,318	$(14)	$(7)	$186,190	16,092	$147	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated

88

earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2020	$16,363	$18,585	—	$34,948
2021	13,853	16,475	—	30,328
U.S. Large Cap Equity Portfolio
2020	27,356	2,832	—	30,188
2021	27,774	—	—	27,774
U.S. Large Cap Value Portfolio
2020	481,285	553,382	—	1,034,667
2021	401,298	—	—	401,298
U.S. Targeted Value Portfolio
2020	144,747	273,175	—	417,922
2021	188,761	—	—	188,761
U.S. Small Cap Value Portfolio
2020	154,869	231,582	—	386,451
2021	282,350	—	—	282,350
U.S. Core Equity 1 Portfolio
2020	396,684	447,425	—	844,109
2021	396,375	—	—	396,375
U.S. Core Equity 2 Portfolio
2020	404,026	605,970	—	1,009,996
2021	403,126	—	—	403,126
U.S. Vector Equity Portfolio
2020	58,715	80,129	—	138,844
2021	59,880	—	—	59,880
U.S. Small Cap Portfolio
2020	160,316	405,787	—	566,103
2021	191,244	—	—	191,244
U.S. Micro Cap Portfolio
2020	49,023	132,276	—	181,299
2021	65,320	—	—	65,320
U.S. High Relative Profitability Portfolio
2020	40,427	—	—	40,427
2021	70,633	—	—	70,633
DFA Real Estate Securities Portfolio
2020	219,888	14,211	—	234,099
2021	222,133	28,472	—	250,605

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As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(6,335)	$(14,587)	$(20,922)
U.S. Large Cap Equity Portfolio	(1,828)	(5,298)	(7,126)
U.S. Large Cap Value Portfolio	(42,941)	(41,781)	(84,722)
U.S. Targeted Value Portfolio	(26,996)	(109,097)	(136,093)
U.S. Small Cap Value Portfolio	(32,234)	(168,043)	(200,277)
U.S. Core Equity 1 Portfolio	(30,464)	(45,998)	(76,462)
U.S. Core Equity 2 Portfolio	(46,009)	(72,093)	(118,102)
U.S. Vector Equity Portfolio	(8,005)	(21,668)	(29,673)
U.S. Small Cap Portfolio	(7,371)	(121,832)	(129,203)
U.S. Micro Cap Portfolio	(1,852)	(60,415)	(62,267)
U.S. High Relative Profitability Portfolio	(8,260)	(2,281)	(10,541)
DFA Real Estate Securities Portfolio	(12,982)	—	(12,982)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$56,547	$76,606	$(2,366)	$130,787
U.S. Large Cap Equity Portfolio	—	65,510	1,118,349	1,183,859
U.S. Large Cap Value Portfolio	3,129	665,495	10,740,566	11,409,190
U.S. Targeted Value Portfolio	83,374	726,719	4,577,095	5,387,188
U.S. Small Cap Value Portfolio	123,325	1,148,146	5,786,050	7,057,521
U.S. Core Equity 1 Portfolio	—	865,683	19,656,685	20,522,368
U.S. Core Equity 2 Portfolio	25,049	1,246,047	20,369,182	21,640,278
U.S. Vector Equity Portfolio	14,515	309,253	2,739,749	3,063,517
U.S. Small Cap Portfolio	—	848,751	8,272,675	9,121,426
U.S. Micro Cap Portfolio	—	674,878	3,601,647	4,276,525
U.S. High Relative Profitability Portfolio	7,160	110,029	1,600,233	1,717,422
DFA Real Estate Securities Portfolio	93,898	96,126	5,118,441	5,308,465

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Equity Portfolio	$6,619
U.S. Large Cap Value Portfolio	505,285
U.S. Targeted Value Portfolio	195,289
U.S. Small Cap Value Portfolio	572,029

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U.S. Core Equity 1 Portfolio	$151,063
U.S. Core Equity 2 Portfolio	152,348
U.S. Vector Equity Portfolio	23,852
U.S. Small Cap Portfolio	295,476
U.S. Micro Cap Portfolio	27,303
U.S. High Relative Profitability Portfolio	22,636

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$419,555	$14,122	$(16,501)	$(2,379)
U.S. Large Cap Equity Portfolio	1,091,066	1,134,207	(15,858)	1,118,349
U.S. Large Cap Value Portfolio	14,569,577	10,740,566	—	10,740,566
U.S. Targeted Value Portfolio	8,687,604	4,970,953	(393,846)	4,577,107
U.S. Small Cap Value Portfolio	9,771,814	6,050,165	(264,116)	5,786,049
U.S. Core Equity 1 Portfolio	14,104,486	20,141,898	(485,210)	19,656,688
U.S. Core Equity 2 Portfolio	15,314,231	20,821,078	(451,896)	20,369,182
U.S. Vector Equity Portfolio	2,578,178	2,825,551	(85,801)	2,739,750
U.S. Small Cap Portfolio	9,163,326	8,444,123	(171,449)	8,272,674
U.S. Micro Cap Portfolio	4,229,600	3,654,205	(52,560)	3,601,645
U.S. High Relative Profitability Portfolio	4,222,065	1,676,751	(76,518)	1,600,233
DFA Real Estate Securities Portfolio	6,277,406	5,380,112	(261,671)	5,118,441

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2021		Year Ended October 31, 2020
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$40,799	1,490	$10,059	547
Shares Issued in Lieu of Cash Distributions	889	32	1,803	86
Shares Redeemed	(28,559)	(1,012)	(29,000)	(1,447)

Net Increase (Decrease) — Class R1 Shares	$13,129	510	$(17,138)	(814)

Class R2 Shares
Shares Issued	$17,230	605	$20,468	1,154
Shares Issued in Lieu of Cash Distributions	922	34	2,386	112
Shares Redeemed	(31,502)	(1,173)	(34,297)	(1,677)

Net Increase (Decrease) — Class R2 Shares	$(13,350)	(534)	$(11,443)	(411)

Institutional Class Shares
Shares Issued	$2,355,064	82,989	$2,920,310	174,640
Shares Issued in Lieu of Cash Distributions	179,495	6,573	393,081	18,926
Shares Redeemed	(4,429,257)	(160,274)	(3,583,956)	(202,150)

Net Increase (Decrease) — Institutional Class Shares	$(1,894,698)	(70,712)	$(270,565)	(8,584)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$187,675	$407,284
U.S. Targeted Value Portfolio	—	101,890
U.S. Small Cap Value Portfolio	—	137,605
U.S. Core Equity 1 Portfolio	—	247,927
U.S. Core Equity 2 Portfolio	—	256,640
U.S. Vector Equity Portfolio	—	34,863
U.S. Small Cap Portfolio	—	114,308
U.S. Micro Cap Portfolio	—	64,981
U.S. High Relative Profitability Portfolio	—	33,519
DFA Real Estate Securities Portfolio	—	73,443

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Enhanced U.S. Large Company Portfolio	$12,725	$40	$12,685
U.S. Targeted Value Portfolio	2,762	—	2,762
U.S. Small Cap Value Portfolio	3,235	—	3,235
U.S. Core Equity 1 Portfolio	6,702	—	6,702
U.S. Core Equity 2 Portfolio	6,716	—	6,716

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	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Equity Contracts *,(2)
U.S. Vector Equity Portfolio	$853	—	$853
U.S. Small Cap Portfolio	5,689	—	5,689
U.S. Micro Cap Portfolio	1,870	—	1,870
U.S. High Relative Profitability Portfolio	942	—	942
DFA Real Estate Securities Portfolio	2,399	—	2,399

	Liability Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(2,671)	$(2,671)	—
U.S. Micro Cap Portfolio	11	—	$11

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$119,254	$(2,075)	$121,329
U.S. Targeted Value Portfolio	31,099	—	31,099
U.S. Small Cap Value Portfolio	35,883	—	35,883
U.S. Core Equity 1 Portfolio	74,671	—	74,671
U.S. Core Equity 2 Portfolio	77,878	—	77,878
U.S. Vector Equity Portfolio	10,622	—	10,622
U.S. Small Cap Portfolio	29,482	—	29,482
U.S. Micro Cap Portfolio	16,057	—	16,057
U.S. High Relative Profitability Portfolio	10,476	—	10,476
DFA Real Estate Securities Portfolio	21,701	—	21,701

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$26,332	$(3,235)	$29,567
U.S. Targeted Value Portfolio	5,644	—	5,644
U.S. Small Cap Value Portfolio	6,558	—	6,558
U.S. Core Equity 1 Portfolio	12,449	—	12,449
U.S. Core Equity 2 Portfolio	10,410	—	10,410
U.S. Vector Equity Portfolio	1,490	—	1,490
U.S. Small Cap Portfolio	7,732	—	7,732
U.S. Micro Cap Portfolio	3,108	—	3,108
U.S. High Relative Profitability Portfolio	1,528	—	1,528
DFA Real Estate Securities Portfolio	3,785	—	3,785

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2021 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities Financial (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
Citibank NA	—	—	—	—	—	$26	$26	—	—	$26
Bank of America Corp	—	—	—	—	—	771	771	—	—	771
State Street Bank and Trust	—	—	—	—	—	1,829	1,829	—	—	1,829
Royal Bank of Canada	$6	$6	—	—	$6	—	—	—	—	—
Morgan Stanley and Co. International	34	34	$(34)	—	—	45	45	$(34)	—	11
Goldman Sachs International	—	—	—	—	—	—	—	—	—	—

Total	$40	$40	$(34)	—	$6	$2,671	$2,671	$(34)	—	$2,637

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

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For the year ended October 31, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
U.S. Large Cap Equity Portfolio	0.82%	$8,145	14	$3	$18,842	—
U.S. Small Cap Portfolio	0.84%	21,715	14	7	56,443	—
U.S. Micro Cap Portfolio	0.84%	6,721	5	1	9,158	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$32,774	$70,299	$16,929
U.S. Targeted Value Portfolio	427,187	292,384	22,417
U.S. Small Cap Value Portfolio	663,930	486,790	78,097
U.S. Core Equity 1 Portfolio	202,522	189,754	15,708
U.S. Core Equity 2 Portfolio	144,009	279,867	36,659
U.S. Vector Equity Portfolio	62,804	177,207	56,941
U.S. Small Cap Portfolio	156,014	553,472	(59,535)
U.S. Micro Cap Portfolio	260,590	300,711	(52,055)
U.S. High Relative Profitability Portfolio	145,730	79,153	11,364
DFA Real Estate Securities Portfolio	2,251	74,469	7,254

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K. Securities Lending:

As of October 31, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$28,797
U.S. Targeted Value Portfolio	209,063
U.S. Small Cap Value Portfolio	289,975
U.S. Core Equity 1 Portfolio	570,046
U.S. Core Equity 2 Portfolio	676,048
U.S. Vector Equity Portfolio	124,725
U.S. Small Cap Portfolio	504,899
U.S. Micro Cap Portfolio	209,192
U.S. High Relative Profitability Portfolio	139,708
DFA Real Estate Securities Portfolio	152,334

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$3,664	—	—	—	$3,664
U.S. Large Cap Equity Portfolio
Common Stocks	10,666	—	—	—	10,666
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	538,941	—	—	—	538,941
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	408,339	—	—	—	408,339
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	402,328	—	—	—	402,328
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	540,968	—	—	—	540,968
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	134,041	—	—	—	134,041
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	729,816	—	—	—	729,816
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	421,892	—	—	—	421,892
U.S. High Relative Profitability Portfolio
Common Stocks	6	—	—	—	6
DFA Real Estate Securities Portfolio
Common Stocks	186,319	—	—	—	186,319

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U. S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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N. In-Kind Redemptions:

During the year ended October 31, 2021, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Large Cap Equity Portfolio	$11,793
U.S. Micro Cap Portfolio	$7,153

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

P. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

Q. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	86%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	2	80%
U.S. Targeted Value Portfolio-Class R2	6	91%
U.S. Targeted Value Portfolio-Institutional Class	3	57%
U.S. Small Cap Value Portfolio-Institutional Class	4	74%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	83%
U.S. Vector Equity Portfolio-Institutional Class	4	81%
U.S. Small Cap Portfolio-Institutional Class	3	55%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	3	86%
DFA Real Estate Securities Portfolio-Institutional Class	4	69%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

R. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Enhanced U.S. Large Company Portfolio and U.S. Large Cap Value Portfolio and summary schedules of portfolio holdings of U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Commodity Strategy Portfolio vs.

Bloomberg Commodity Total Return Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Ten Years
	45.67%	5.87%	-1.86%

103

MANAGEMENT’S DISCUSSION AND ANALYSIS

Commodity Market Review	12 Months Ended October 31, 2021

For the 12 months ended October 31, 2021, the Bloomberg Commodity Index Total Return returned 43.94%. Energy, agriculture, industrial metals, and livestock returned 83.49%, 43.29%, 39.07%, and 8.64%, respectively. Precious metals was the only sector with negative returns for the period, with a return of -4.60%.

DFA Commodity Strategy Portfolio

The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio’s investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these aforementioned standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. The weighted average duration of the Portfolio’s fixed income securities was 1.89 years as of October 31, 2021, compared to 0.63 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 45.67% for the Portfolio and 43.94% for the Bloomberg Commodity Index Total Return. The late rebalance, pre-roll, and varying the commodity weights relative to the benchmark contributed positively to relative performance. The collateral component and varying the expirations of the individual commodity contracts detracted from performance relative to the benchmark. The collateral component of the Portfolio had a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contracts. As such, the Portfolio’s longer duration detracted from performance relative to the benchmark as longer duration securities generally underperformed shorter duration securities during the period.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,154.20	0.32%	$1.74

105

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.8%
Communications	1.0%
Consumer, Cyclical	2.7%
Consumer, Non-cyclical	2.9%
Energy	4.0%
Financial	22.6%
Foreign Government	11.4%
Industrial	2.3%
Supranational	2.3%
Technology	1.8%
U.S. Government	46.8%
Utilities	1.4%

100.0%

107

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount^		Value†
	(000)
BONDS — (53.1%)
AUSTRALIA — (1.3%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω 1.001%, 11/23/21		2,000	$2,000,926
Glencore Funding LLC
Ω 4.125%, 03/12/24		2,225	2,363,767
Ω 4.625%, 04/29/24		5,600	6,043,997
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	13,500	11,173,473

TOTAL AUSTRALIA			21,582,163

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		1,500	1,485,405

CANADA — (13.9%)
Bank of Montreal, Floating Rate Note
(r) SOFR + 0.350%, FRN,
0.399%, 12/08/23		7,525	7,542,533
(r) SOFR + 0.320%, FRN,
0.369%, 07/09/24		2,000	2,004,890
Bank of Nova Scotia
1.900%, 12/02/21	CAD	2,500	2,022,624
1.830%, 04/27/22	CAD	17,000	13,827,885
Bank of Nova Scotia, Floating Rate Note, SOFR +
0.380%, FRN
(r) 0.430%, 07/31/24		1,000	1,001,370
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.100%, FRN
(r)Ω 0.550%, 09/15/22	CAD	10,000	8,105,608
Canadian Government Bond
2.250%, 03/01/24	CAD	24,000	19,891,338
Canadian Imperial Bank of Commerce
2.040%, 03/21/22	CAD	25,000	20,328,256
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.400%, FRN
(r) 0.449%, 12/14/23		3,000	3,008,060

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
2.950%, 01/15/23		750	$768,065
Enbridge, Inc.
4.000%, 10/01/23		7,000	7,361,943
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r) 0.658%, 04/14/23	CAD	480	390,271
ITC Holdings Corp.
3.650%, 06/15/24		9,000	9,522,521
National Bank of Canada
2.100%, 02/01/23		2,500	2,545,618
# 0.750%, 08/06/24		9,350	9,279,362
Nutrien Ltd.
3.625%, 03/15/24		3,300	3,485,512
Province of Ontario Canada
3.500%, 06/02/24	CAD	35,000	29,805,995
Province of Quebec Canada
2.250%, 02/22/24	CAD	9,000	7,441,435
Royal Bank of Canada
2.333%, 12/05/23	CAD	30,000	24,731,335
Royal Bank of Canada, Floating Rate Note
(r) SOFR + 0.300%, FRN,
0.349%, 01/19/24		1,950	1,952,184
(r) SOFR + 0.360%, FRN,
0.410%, 07/29/24		7,750	7,767,205
Suncor Energy, Inc.
# 2.800%, 05/15/23		6,900	7,106,463
Thomson Reuters Corp.
3.850%, 09/29/24		3,000	3,208,730
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	35,000	29,091,629
0.700%, 09/10/24		4,500	4,465,543
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.289%, 01/06/23		3,296	3,299,070

TOTAL CANADA			229,955,445

DENMARK — (0.6%)
Danske Bank AS
Ω 5.000%, 01/12/22		784	790,621
Ω 2.700%, 03/02/22		1,000	1,007,507
Ω 5.375%, 01/12/24		6,132	6,677,034
5.375%, 01/12/24		1,000	1,088,883

TOTAL DENMARK			9,564,045

108

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FRANCE — (1.3%)
BNP Paribas SA
Ω 2.950%, 05/23/22		2,000	$2,027,983
Credit Agricole SA
Ω 3.375%, 01/10/22		1,620	1,629,344
3.250%, 10/04/24		5,000	5,287,878
Societe Generale SA
Ω 3.250%, 01/12/22		1,000	1,005,696
Ω 3.875%, 03/28/24		10,500	11,148,857

TOTAL FRANCE			21,099,758

GERMANY — (2.5%)
Bayer U.S. Finance II LLC
Ω 3.875%, 12/15/23		3,500	3,695,049
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω 0.579%, 04/01/24		8,000	8,068,032
Daimler Finance North America LLC
Ω 2.550%, 08/15/22		1,100	1,118,343
Deutsche Bank AG
# 3.950%, 02/27/23		1,695	1,761,224
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	45,000	5,320,993
1.625%, 04/03/24	NOK	66,860	7,937,345
1.500%, 07/24/24	AUD	8,800	6,633,161
NRW Bank
1.600%, 07/31/24	AUD	4,000	3,007,971
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		850	850,862
Ω 2.700%, 09/26/22		4,000	4,078,435

TOTAL GERMANY			42,471,415

IRELAND — (0.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
# 4.875%, 01/16/24		7,500	8,072,099

ITALY — (0.5%)
Republic of Italy Government International Bond
0.875%, 05/06/24		8,000	7,922,704

JAPAN — (1.0%)
American Honda Finance Corp.
1.950%, 05/20/22		1,500	1,513,241
Mizuho Financial Group, Inc.
2.953%, 02/28/22		500	504,143
2.601%, 09/11/22		2,173	2,213,039

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
Nissan Motor Co. Ltd.
# 3.043%, 09/15/23		3,801	$3,930,762
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		8,500	8,858,521

TOTAL JAPAN			17,019,706

NETHERLANDS — (1.5%)
Cooperatieve Rabobank UA
Ω 2.625%, 07/22/24		6,940	7,235,074
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.349%, 01/12/24		6,700	6,719,089
ING Groep NV
3.550%, 04/09/24		5,000	5,309,855
ING Groep NV, Floating Rate Note, 3M USD LIBOR + 1.150%, FRN
(r) 1.282%, 03/29/22		400	401,942
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.186%, 12/15/21		5,000	5,000,531

TOTAL NETHERLANDS			24,666,491

NEW ZEALAND — (2.5%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	57,900	39,901,190
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	1,500	1,069,351

TOTAL NEW ZEALAND			40,970,541

NORWAY — (2.0%)
Norway Government Bond
Ω 3.000%, 03/14/24	NOK	270,000	33,158,169

SPAIN — (0.1%)
Santander Holdings USA, Inc.
3.400%, 01/18/23		2,000	2,058,252

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.2%)
Asian Development Bank
1.100%, 08/15/24	AUD	6,200	4,625,800

109

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.309%, 08/19/22		1,500	$1,502,430
European Investment Bank
1.500%, 01/26/24	NOK	119,170	14,124,859
Inter-American Development Bank
4.750%, 08/27/24	AUD	1,000	820,615
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.179%, 01/13/23		8,700	8,706,351
NordicInvestment Bank
0.375%, 09/20/24		7,550	7,455,103

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			37,235,158

SWEDEN — (3.4%)
Skandinaviska Enskilda Banken AB
Ω 0.650%, 09/09/24		26,136	25,866,276
Svensk Exportkredit AB
0.625%, 10/07/24		10,600	10,521,170
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 1.049%, 05/25/23		19,115	19,378,748

TOTAL SWEDEN			55,766,194

SWITZERLAND — (1.1%)
Credit Suisse AG
3.625%, 09/09/24		6,560	7,012,849
UBS AG, Floating Rate Note, SOFR + 0.360%, FRN
(r)Ω 0.409%, 02/09/24		11,000	11,027,720

TOTAL SWITZERLAND			18,040,569

UNITED KINGDOM — (1.4%)
CNH Industrial Capital LLC
4.375%, 04/05/22		1,360	1,380,587
1.950%, 07/02/23		4,000	4,073,365
HSBC Holdings PLC
3.600%, 05/25/23		3,200	3,344,751

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
Lloyds Banking Group PLC
3.000%, 01/11/22	5,400	$5,427,617
NatWest Markets PLC
Ω 2.375%, 05/21/23	2,900	2,974,895
Ω 0.800%, 08/12/24	5,500	5,446,492

TOTAL UNITED KINGDOM		22,647,707

UNITED STATES — (17.2%)
AbbVie, Inc.
2.900%, 11/06/22	6,500	6,647,736
Aetna, Inc.
2.750%, 11/15/22	886	901,273
Air Lease Corp.
2.250%, 01/15/23	2,414	2,456,489
Ally Financial, Inc.
5.125%, 09/30/24	5,000	5,554,132
American Express Co.
2.500%, 08/01/22	3,569	3,617,198
Ares Capital Corp.
4.200%, 06/10/24	7,000	7,451,894
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22	6,000	6,134,509
Bank of America Corp.
3.300%, 01/11/23	5,000	5,166,476
Boeing Co.
2.200%, 10/30/22	3,500	3,540,094
2.800%, 03/01/23	4,000	4,093,170
Boston Scientific Corp.
# 3.450%, 03/01/24	2,000	2,109,213
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24	8,000	8,423,166
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	2,000	2,040,704
4.350%, 03/15/24	5,000	5,372,654
Cardinal Health, Inc.
3.079%, 06/15/24	9,750	10,231,130
CenterPoint Energy, Inc.
3.850%, 02/01/24	2,000	2,114,520
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.549%, 03/18/24	3,073	3,084,610
CignaCorp.
3.750%, 07/15/23	1,163	1,220,489
Citigroup, Inc.
4.500%, 01/14/22	195	196,560
Discovery Communications LLC
3.800%, 03/13/24	8,000	8,484,484

110

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Dollar Tree, Inc.
3.700%, 05/15/23	7,278	$7,586,489
Eastman Chemical Co.
3.500%, 12/01/21	400	400,967
eBay, Inc.
2.750%, 01/30/23	3,800	3,894,307
Edison International
2.400%, 09/15/22	2,400	2,429,652
2.950%, 03/15/23	1,522	1,553,317
Energy Transfer LP/Regency Energy Finance Corp.
4.500%, 11/01/23	9,000	9,521,397
General Motors Financial Co., Inc.
3.550%, 07/08/22	1,088	1,110,282
3.250%, 01/05/23	4,350	4,467,910
5.100%, 01/17/24	2,000	2,160,076
Global Payments, Inc.
3.750%, 06/01/23	4,000	4,156,681
Goldman Sachs Group, Inc.
5.750%, 01/24/22	1,000	1,012,414
3.625%, 01/22/23	1,503	1,557,971
# 3.200%, 02/23/23	4,500	4,635,896
Harley-Davidson Financial Services, Inc.
Ω 3.350%, 02/15/23	1,200	1,233,969
Hewlett Packard Enterprise Co.
#* 1.450%, 04/01/24	10,000	10,105,522
JPMorgan Chase & Co.
3.250%, 09/23/22	4,112	4,218,469
Kinder Morgan Energy Partners LP
# 3.950%, 09/01/22	2,120	2,162,843
Kinder Morgan, Inc.
Ω 5.625%, 11/15/23	4,336	4,688,464
Kroger Co.
2.950%, 11/01/21	1,771	1,771,000
LyondellBasell Industries NV
5.750%, 04/15/24	1,200	1,322,957
Marathon Petroleum Corp.
4.500%, 05/01/23	5,670	5,956,048
3.625%, 09/15/24	5,000	5,323,651
Micron Technology, Inc.
2.497%, 04/24/23	7,100	7,295,598
Morgan Stanley
3.125%, 01/23/23	7,700	7,939,658
3.875%, 04/29/24	2,832	3,024,228
Mylan, Inc.
Ω 3.125%, 01/15/23	5,000	5,142,368

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
(r) 0.589%, 03/01/23	7,000	$7,027,300
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.250%, 01/17/23	4,000	4,166,374
Ω 4.125%, 08/01/23	2,022	2,127,695
Philip Morris International, Inc.
2.900%, 11/15/21	5,159	5,164,005
Raytheon Technologies Corp.
# 3.200%, 03/15/24	4,040	4,246,324
Ryder System, Inc.
# 3.650%, 03/18/24	8,033	8,531,241
Santander Holdings USA, Inc.
3.500%, 06/07/24	4,000	4,223,530
Simon Property Group LP
2.000%, 09/13/24	7,937	8,144,654
Southwest Airlines Co.
4.750%, 05/04/23	4,750	5,026,429
Stellantis NV
5.250%, 04/15/23	7,040	7,481,830
Unum Group
4.000%, 03/15/24	1,119	1,191,002
Valero Energy Corp.
2.700%, 04/15/23	6,000	6,170,412
1.200%, 03/15/24	2,000	2,000,555
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.549%, 03/22/24	811	814,909
VMware, Inc.
2.950%, 08/21/22	4,000	4,067,060
Waste Management, Inc.
2.400%, 05/15/23	2,207	2,262,232
Wells Fargo & Co.
# 3.300%, 09/09/24	10,000	10,640,960
Williams Cos., Inc.
3.350%, 08/15/22	995	1,009,253
3.700%, 01/15/23	7,000	7,198,021

TOTAL UNITED STATES		285,006,421

TOTAL BONDS		878,722,242

U.S. TREASURY OBLIGATIONS — (46.6%)
U.S. Treasury Notes
0.250%, 03/15/24	17,000	16,850,586
2.125%, 03/31/24	110,000	113,897,266
~ 0.375%, 04/15/24	226,000	224,455,078
« 0.250%, 05/15/24	32,000	31,663,750

111

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
~	0.250%, 06/15/24	48,000	$47,443,125
~	0.375%, 08/15/24	158,000	156,518,750
	0.375%, 09/15/24	42,000	41,573,437
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.034%, FRN, 0.089%, 04/30/23	44,000	44,002,697
(r)	3M USTMMR + 0.029%, FRN, 0.084%, 07/31/23	95,000	94,998,314

TOTAL U.S. TREASURY OBLIGATIONS			771,403,003

TOTAL INVESTMENT SECURITIES (Cost $1,658,796,532)			1,650,125,245

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term
Investment Fund	366,180	$4,236,703

TOTAL INVESTMENTS — (100.0%)
(Cost $1,663,033,196)		$1,654,361,948

As of October 31, 2021, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,979,624	NZD	9,691,244	Bank of America Corp.	11/10/21	$35,559
NZD	563,698	USD	403,078	Goldman Sachs International	11/10/21	829
AUD	487,818	USD	366,575	Bank of America Corp.	01/19/22	474
USD	64,523,840	CAD	79,620,954	HSBC Bank	01/20/22	180,132

	Total Appreciation					$216,994

USD	2,428,602	NZD	3,399,565	Australia & New Zealand Banking Group Ltd.	11/10/21	$(7,288)
USD	6,322,231	NZD	8,827,750	Citibank NA	11/10/21	(3,114)
USD	4,526,374	NZD	6,335,559	JP Morgan	11/10/21	(13,243)
USD	20,616,993	NZD	29,491,447	State Street Bank and Trust	11/10/21	(514,507)
USD	61,218,571	NOK	523,581,075	Bank of America Corp.	01/07/22	(724,126)
USD	95,045,504	CAD	117,626,690	HSBC Bank	01/13/22	(13,849)
CAD	3,341,053	USD	2,707,486	Morgan Stanley and Co. International	01/13/22	(7,433)
USD	6,795,842	AUD	9,042,636	Bank of America Corp.	01/19/22	(8,109)
USD	8,520,447	AUD	11,386,892	BNY Mellon	01/19/22	(47,393)
USD	11,505,195	AUD	15,449,869	State Street Bank and Trust	01/19/22	(119,750)

	Total (Depreciation)					$(1,458,812)

	Total Appreciation (Depreciation)					$(1,241,818)

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As of October 31, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	200	03/14/22	$5,686,161	$5,762,500	$76,339
CBOT Soybean Futures	76	01/14/22	4,916,879	4,748,100	(168,779)
CBOT Soybean Meal Futures	74	01/14/22	2,531,028	2,444,960	(86,068)
CBOT Soybean Oil Futures	108	01/14/22	3,763,141	3,956,040	192,899
CBOT Wheat Futures	80	03/14/22	3,090,138	3,140,000	49,862
CME Lean Hogs Futures	55	02/14/22	1,639,110	1,730,850	91,740
CME Live Cattle Futures	74	02/28/22	4,023,009	3,973,060	(49,949)
COMEX Copper Futures	52	03/29/22	5,685,839	5,642,000	(43,839)
COMEX Gold 100 Troy Oz. Futures	68	12/29/21	12,303,515	12,130,520	(172,995)
COMEX Silver Futures	28	03/29/22	3,358,548	3,358,880	332
Gasoline RBOB Futures	31	12/31/21	2,735,338	3,018,296	282,958
ICE Brent Crude Oil Futures	112	01/31/22	9,228,100	9,120,160	(107,940)
ICE Gasoil Futures	53	01/12/22	3,475,603	3,735,175	259,572
KCBT Hard Red Winter Wheat Future	46	03/14/22	1,800,452	1,814,700	14,248
LME Nickel Futures	27	01/17/22	2,908,508	3,152,682	244,174
LME Nickel Futures	28	11/15/21	3,307,332	3,280,368	(26,964)
LME Primary Aluminium Futures	91	11/15/21	6,017,523	6,170,369	152,846
LME Primary Aluminum Futures	88	01/17/22	6,292,947	5,979,600	(313,347)
LME Zinc Futures	50	11/15/21	3,738,201	4,302,813	564,612
LME Zinc Futures	48	01/17/22	3,605,916	4,062,300	456,384
NYBOT CSC ’C’ Coffee Futures	53	03/21/22	4,058,990	4,107,168	48,178
Nybot Csc No. 11 World Sugar Futures	151	02/28/22	3,323,757	3,258,942	(64,815)
NYBOT CTN No. 2 Cotton Futures	34	03/09/22	1,844,877	1,890,740	45,863
NYMEX Henry Hub Natural Gas Futures	266	12/29/21	16,244,450	14,707,140	(1,537,310)
NYMEX Light Sweet Crude Oil Future	142	12/20/21	10,550,577	11,612,760	1,062,183
NYMEX NY Harbor ULSD Futures	29	12/31/21	2,785,653	2,998,838	213,185

Total			$128,915,592	$130,098,961	$1,183,369
Short Position contracts:
Lme Nickel Future Nov21 Xlme 20211115	(28)	11/15/21	(3,025,821)	(3,280,368)	(254,547)
LME Nickel Futures	(5)	01/17/22	(586,627)	(583,830)	2,797
Lme Pri Alum Futr Nov21 Xlme 20211115	(91)	11/15/21	(6,504,940)	(6,170,369)	334,571
LME Primary Aluminum Futures.	(15)	01/17/22	(1,028,557)	(1,019,250)	9,307
Lme Zinc Future Nov21 Xlme 20211115	(50)	11/15/21	(3,750,174)	(4,302,812)	(552,638)
LME Zinc Futures	(8)	01/17/22	(673,364)	(677,050)	(3,686)

Total.			$(15,569,483)	$(16,033,679)	$(464,196)

Total Futures Contracts			$113,346,109	$114,065,282	$719,173

As of October 31, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	202,469,022	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/22/21	—	—	$(4,766,246)	$(4,766,246)

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Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	223,257,314	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	12/22/21	—	—	$(5,877,426)	$(5,877,426)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank NA	USD	266,325,750	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	12/19/21	—	—	(1,356,470)	(1,356,470)
Citi Custom CIVICS H Total Return Index (4)	Citibank NA	USD	123,867,221	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/19/21	—	—	(485,097)	(485,097)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	228,499,431	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/21/21	—	—	(5,564,219)	(5,564,219)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	193,538,687	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/21/21	—	—	(4,265,692)	(4,265,692)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	442,441,240	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/29/22	—	—	(7,297,688)	(7,297,688)

Total						—	—	$(29,612,838)	$(29,612,838)

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$8,115,132
CBOT Corn Futures	6.70%	13,571,077
NYMEX Light Sweet Crude Oil Futures	8.95%	18,116,355
ICE Brent Crude Oil Futures	7.30%	14,784,897
NYBOT CTN No. 2 Cotton Futures	1.47%	2,974,393
COMEX Gold 100 Troy Oz. Futures	11.92%	24,143,724
COMEX Copper Futures	5.74%	11,622,163
NYMEX NY Harbor ULSD Futures	2.29%	4,639,479
NYBOT CSC ‘C’ Coffee Futures	2.81%	5,697,531
KCBT Hard Red Winter Wheat Futures	1.63%	3,292,281
LME Primary Aluminum Futures	4.37%	8,842,403
CME Live Cattle Futures	3.49%	7,073,610
CME Lean Hogs Futures	2.40%	4,863,400
LME Nickel Futures	2.33%	4,724,117

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Futures Contract	% of Index	Notional Amount
LME Zinc Futures	2.90%	5,872,124
NYMEX Henry Hub Natural Gas Futures	7.86%	15,922,307
ICE Gasoil Futures	2.82%	5,705,862
CBOT Soybean Futures	5.80%	11,738,695
NYBOT CSC No. 11 World Sugar Futures	2.86%	5,795,277
COMEX Silver Futures	3.64%	7,365,434
CBOT Soybean Meal Futures	3.12%	6,324,026
CBOT Wheat Futures	2.91%	5,882,956
NYMEX Reformulated Gasoline Blend Futures	2.67%	5,401,779

Total Notional Amount		$202,469,022

(2) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$10,901,478
CBOT Corn Futures	7.89%	17,618,225
NYMEX Light Sweet Crude Oil Futures	9.03%	20,158,106
ICE Brent Crude Oil Futures	7.52%	16,784,684
NYBOT CTN No. 2 Cotton Futures	1.81%	4,034,509
COMEX Gold 100 Troy Oz. Futures	9.67%	21,596,026
COMEX Copper Futures	5.83%	13,005,310
NYMEX NY Harbor ULSD Futures	1.86%	4,144,921
NYBOT CSC ‘C’ Coffee Futures	2.28%	5,101,141
KCBT Hard Red Winter Wheat Futures	1.31%	2,931,194
LME Primary Aluminum Futures	4.43%	9,890,074
CME Live Cattle Futures	2.81%	6,273,949
CME Lean Hogs Futures	2.92%	6,528,589
LME Nickel Futures	1.89%	4,220,849
LME Zinc Futures	2.35%	5,256,179
NYMEX Henry Hub Natural Gas Futures	7.93%	17,696,545
ICE Gasoil Futures	2.86%	6,375,161
CBOT Soybean Futures	6.97%	15,561,397
NYBOT CSC No. 11 World Sugar Futures	2.90%	6,472,448
COMEX Silver Futures	2.96%	6,599,478
CBOT Soybean Meal Futures	3.74%	8,341,770
CBOT Wheat Futures	2.94%	6,558,763
NYMEX Reformulated Gasoline Blend Futures	3.23%	7,206,518

Total Notional Amount		$223,257,314

(3) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$13,004,477
CBOT Corn Futures	7.89%	21,016,947
NYMEX Light Sweet Crude Oil Futures	9.03%	24,046,794
ICE Brent Crude Oil Futures	7.52%	20,022,607
NYBOT CTN No. 2 Cotton Futures	1.81%	4,812,804
COMEX Gold 100 Troy Oz. Futures	9.67%	25,762,102

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Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	5.83%	15,514,156
NYMEX NY Harbor ULSD Futures	1.86%	4,944,515
NYBOT CSC ‘C’ Coffee Futures	2.28%	6,085,199
KCBT Hard Red Winter Wheat Futures	1.31%	3,496,649
LME Primary Aluminum Futures	4.43%	11,797,963
CME Live Cattle Futures	2.81%	7,484,252
CME Lean Hogs Futures	2.92%	7,788,015
LME Nickel Futures	1.89%	5,035,091
LME Zinc Futures	2.35%	6,270,146
NYMEX Henry Hub Natural Gas Futures	7.93%	21,110,375
ICE Gasoil Futures	2.86%	7,604,989
CBOT Soybean Futures	6.97%	18,563,337
NYBOT CSC No. 11 World Sugar Futures	2.90%	7,721,044
COMEX Silver Futures	2.96%	7,872,579
CBOT Soybean Meal Futures	3.74%	9,950,976
CBOT Wheat Futures	2.94%	7,824,010
NYMEX Reformulated Gasoline Blend Futures	3.23%	8,596,723

Total Notional Amount		$266,325,750

(4) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$4,964,703
CBOT Corn Futures	6.70%	8,302,562
NYMEX Light Sweet Crude Oil Futures	8.95%	11,083,288
ICE Brent Crude Oil Futures	7.30%	9,045,157
NYBOT CTN No. 2 Cotton Futures	1.47%	1,819,685
COMEX Gold 100 Troy Oz. Futures	11.92%	14,770,734
COMEX Copper Futures	5.74%	7,110,249
NYMEX NY Harbor ULSD Futures	2.29%	2,838,357
NYBOT CSC ‘C’ Coffee Futures	2.81%	3,485,656
KCBT Hard Red Winter Wheat Futures	1.63%	2,014,163
LME Primary Aluminum Futures	4.37%	5,409,637
CME Live Cattle Futures	3.49%	4,327,518
CME Lean Hogs Futures	2.40%	2,975,348
LME Nickel Futures	2.33%	2,890,137
LME Zinc Futures	2.90%	3,592,469
NYMEX Henry Hub Natural Gas Futures	7.86%	9,741,006
ICE Gasoil Futures	2.82%	3,490,753
CBOT Soybean Futures	5.80%	7,181,541
NYBOT CSC No. 11 World Sugar Futures	2.86%	3,545,455
COMEX Silver Futures	3.64%	4,506,052
CBOT Soybean Meal Futures	3.12%	3,868,935
CBOT Wheat Futures	2.91%	3,599,096
NYMEX Reformulated Gasoline Blend Futures	2.67%	3,304,720

Total Notional Amount		$123,867,221

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(5) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.87%	$11,157,449
CBOT Corn Futures	7.89%	18,031,904
NYMEX Light Sweet Crude Oil Futures	9.03%	20,631,421
ICE Brent Crude Oil Futures	7.52%	17,178,791
NYBOT CTN No. 2 Cotton Futures	1.81%	4,129,240
COMEX Gold 100 Troy Oz. Futures	9.67%	22,103,104
COMEX Copper Futures	5.83%	13,310,676
NYMEX NY Harbor ULSD Futures	1.86%	4,242,244
NYBOT CSC ‘C’ Coffee Futures	2.28%	5,220,916
KCBT Hard Red Winter Wheat Futures	1.31%	3,000,019
LME Primary Aluminum Futures	4.43%	10,122,295
CME Live Cattle Futures	2.81%	6,421,262
CME Lean Hogs Futures	2.92%	6,681,882
LME Nickel Futures	1.89%	4,319,955
LME Zinc Futures	2.35%	5,379,595
NYMEX Henry Hub Natural Gas Futures	7.93%	18,112,063
ICE Gasoil Futures	2.86%	6,524,850
CBOT Soybean Futures	6.97%	15,926,781
NYBOT CSC No. 11 World Sugar Futures	2.90%	6,624,422
COMEX Silver Futures	2.96%	6,754,435
CBOT Soybean Meal Futures	3.74%	8,537,636
CBOT Wheat Futures	2.94%	6,712,763
NYMEX Reformulated Gasoline Blend Futures	3.23%	7,375,728

Total Notional Amount		$228,499,431

(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$7,757,194
CBOT Corn Futures	6.70%	12,972,495
NYMEX Light Sweet Crude Oil Futures	8.95%	17,317,294
ICE Brent Crude Oil Futures	7.30%	14,132,777
NYBOT CTN No. 2 Cotton Futures	1.47%	2,843,201
COMEX Gold 100 Troy Oz. Futures	11.92%	23,078,813
COMEX Copper Futures	5.74%	11,109,543
NYMEX NY Harbor ULSD Futures	2.29%	4,434,845
NYBOT CSC ‘C’ Coffee Futures	2.81%	5,446,229
KCBT Hard Red Winter Wheat Futures	1.63%	3,147,068
LME Primary Aluminum Futures	4.37%	8,452,389
CME Live Cattle Futures	3.49%	6,761,613
CME Lean Hogs Futures	2.40%	4,648,889
LME Nickel Futures	2.33%	4,515,750
LME Zinc Futures	2.90%	5,613,122
NYMEX Henry Hub Natural Gas Futures	7.86%	15,220,019
ICE Gasoil Futures	2.82%	5,454,193
CBOT Soybean Futures	5.80%	11,220,935
NYBOT CSC No. 11 World Sugar Futures	2.86%	5,539,664
COMEX Silver Futures	3.64%	7,040,566
CBOT Soybean Meal Futures	3.12%	6,045,091

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Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	2.91%	5,623,475
NYMEX Reformulated Gasoline Blend Futures	2.67%	5,163,522

Total Notional Amount		$193,538,687

(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2021:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.02%	$17,733,421
CBOT Corn Futures	6.70%	29,655,915
NYMEX Light Sweet Crude Oil Futures	8.95%	39,588,390
ICE Brent Crude Oil Futures	7.30%	32,308,391
NYBOT CTN No. 2 Cotton Futures	1.47%	6,499,730
COMEX Gold 100 Troy Oz. Futures	11.92%	52,759,574
COMEX Copper Futures	5.74%	25,397,092
NYMEX NY Harbor ULSD Futures	2.29%	10,138,326
NYBOT CSC ‘C’ Coffee Futures	2.81%	12,450,411
KCBT Hard Red Winter Wheat Futures	1.63%	7,194,389
LME Primary Aluminum Futures	4.37%	19,322,678
CME Live Cattle Futures	3.49%	15,457,460
CME Lean Hogs Futures	2.40%	10,627,644
LME Nickel Futures	2.33%	10,323,280
LME Zinc Futures	2.90%	12,831,938
NYMEX Henry Hub Natural Gas Futures	7.86%	34,793,891
ICE Gasoil Futures	2.82%	12,468,617
CBOT Soybean Futures	5.80%	25,651,741
NYBOT CSC No. 11 World Sugar Futures	2.86%	12,664,009
COMEX Silver Futures	3.64%	16,095,163
CBOT Soybean Meal Futures	3.12%	13,819,447
CBOT Wheat Futures	2.91%	12,855,607
NYMEX Reformulated Gasoline Blend Futures	2.67%	11,804,126

Total Notional Amount		$442,441,240

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$21,582,163	—	$21,582,163
Austria	—	1,485,405	—	1,485,405
Canada	—	229,955,445	—	229,955,445
Denmark	—	9,564,045	—	9,564,045
France	—	21,099,758	—	21,099,758
Germany	—	42,471,415	—	42,471,415
Ireland	—	8,072,099	—	8,072,099
Italy	—	7,922,704	—	7,922,704
Japan	—	17,019,706	—	17,019,706
Netherlands	—	24,666,491	—	24,666,491
New Zealand	—	40,970,541	—	40,970,541

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	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$33,158,169	—	$33,158,169
Spain	—	2,058,252	—	2,058,252
Supranational Organization Obligations	—	37,235,158	—	37,235,158
Sweden	—	55,766,194	—	55,766,194
Switzerland	—	18,040,569	—	18,040,569
United Kingdom	—	22,647,707	—	22,647,707
United States	—	285,006,421	—	285,006,421
U.S. Treasury Obligations	—	771,403,003	—	771,403,003
Securities Lending Collateral	—	4,236,703	—	4,236,703
Forward Currency Contracts**	—	(1,241,818)	—	(1,241,818)
Futures Contracts**	$719,173	—	—	719,173
Swap Agreements**	—	(29,612,838)	—	(29,612,838)

TOTAL	$719,173	$1,623,507,292	—	$1,624,226,465

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

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CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $4,152 of securities on loan)	$1,650,125
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,237)	4,237
Foreign Currencies at Value	2,165
Segregated Cash for Swaps Contracts	43,598
Cash	125,114
Receivables:
Investment Securities Sold	1,437
Dividends and Interest	6,240
Securities Lending Income	4
Fund Shares Sold	1,420
Unrealized Gain on Forward Currency Contracts	217
Unrealized Gain on Foreign Currency Contracts	6
Prepaid Expenses and Other Assets	35

Total Assets	1,834,598

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,256
Fund Shares Redeemed	2,375
Due to Advisor	426
Due to Broker	29,869
Futures Margin Variation	420
Unrealized Loss on Swap Contracts	29,613
Unrealized Loss on Forward Currency Contracts	1,459
Accrued Expenses and Other Liabilities	394

Total Liabilities	68,812

NET ASSETS	$1,765,786

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	243,130,805

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.26

Investment Securities at Cost	$1,658,797

Foreign Currencies at Cost	$2,170

NET ASSETS CONSIST OF:
Paid-In Capital	$1,863,362
Total Distributable Earnings (Loss)	(97,576)

NET ASSETS	$1,765,786

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$7,931
Income from Securities Lending	10

Total Investment Income	7,941

Expenses
Investment Management Fees	5,108
Accounting & Transfer Agent Fees	235
Custodian Fees	65
Filing Fees	95
Shareholders’ Reports	75
Directors’/Trustees’ Fees & Expenses	14
Professional Fees	25
Other	62

Total Expenses	5,679

Fees Waived, Expenses Reimbursed by Advisor (Note D)	1,101
Fees Paid Indirectly (Note D)	15

Net Expenses	4,563

Net Investment Income (Loss)	3,378

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	4,785
Futures	40,432
Swap Contracts	505,196
Foreign Currency Transactions	34
Forward Currency Contracts	(571)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,473)
Futures	599
Swap Contracts	(13,549)
Translation of Foreign Currency-Denominated Amounts	26
Forward Currency Contracts	(1,611)

Net Realized and Unrealized Gain (Loss)	520,868

Net Increase (Decrease) in Net Assets Resulting from Operations	$524,246

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,378	$14,236
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	4,785	(8,646)
Affiliated Investment Companies Shares Sold	—	8
Futures	40,432	(1,240)
Swap Contracts	505,196	(130,322)
Foreign Currency Transactions	34	20
Forward Currency Contracts	(571)	950
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,473)	6,480
Affiliated Investment Companies Shares	—	(1)
Futures	599	(563)
Swap Contracts	(13,549)	(7,261)
Translation of Foreign Currency-Denominated Amounts	26	(6)
Forward Currency Contracts	(1,611)	2,997

Net Increase (Decrease) in Net Assets Resulting from Operations	524,246	(123,348)

Distributions:
Institutional Class Shares	(3,525)	(16,600)
Capital Share Transactions (1):
Shares Issued	597,773	438,853
Shares Issued in Lieu of Cash Distributions	3,293	15,097
Shares Redeemed	(452,428)	(796,619)

Net Increase (Decrease) from Capital Share Transactions	148,638	(342,669)

Total Increase (Decrease) in Net Assets	669,359	(482,617)
Net Assets
Beginning of Year	1,096,427	1,579,044

End of Year	$1,765,786	$1,096,427

(1) Shares Issued and Redeemed:
Shares Issued	96,905	92,161
Shares Issued in Lieu of Cash Distributions	622	2,780
Shares Redeemed	(73,709)	(165,027)

Net Increase (Decrease) from Shares Issued and Redeemed	23,818	(70,086)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$5.00	$5.46	$5.68	$5.98	$5.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01	0.06	0.11	0.10	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	2.27	(0.46)	(0.22)	(0.25)	0.11

Total from Investment Operations	2.28	(0.40)	(0.11)	(0.15)	0.18

Less Distributions:
Net Investment Income	(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Total Distributions	(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Net Asset Value, End of Year	$7.26	$5.00	$5.46	$5.68	$5.98

Total Return	45.67%	(7.41%)	(1.99%)	(2.43%)	3.15%

Net Assets, End of Year (thousands)	$1,765,786	$1,096,427	$1,579,044	$1,995,988	$1,728,321
Ratio of Expenses to Average Net Assets	0.31%	0.33%	0.33%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40%	0.41%	0.41%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.24%	1.15%	1.99%	1.61%	1.17%
Portfolio Turnover Rate	114%	71%	38%	78%	102%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is

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not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

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C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of October 31, 2021, the Portfolio held a $404,639,979 investment in the Subsidiary, representing 22.90% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of October 31, 2021, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the year ended October 31, 2021, approximately $1,101 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$15

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$31

F. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$1,357,897	$937,899	$725,314	$340,687

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$3,285	$359,038	$358,086	—	—	$4,237	366	$3	—

Total	$3,285	$359,038	$358,086	—	—	$4,237	366	$3	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2020	$16,600	—	—	$16,600
2021	3,525	—	—	3,525

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(54,996)	—	$(54,996)

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As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$494,389	—	$(6,346)	$(585,536)	$(97,493)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,346	$6,346

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Commodity Strategy Portfolio	$351

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$2,211,215	$2,480	$(588,046)	$(585,566)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$231,791	$122,321	$1,321,433

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Commodity Futures Contracts*,(2)
DFA Commodity Strategy Portfolio	$4,319	$217	$4,102

	Liability Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (3)	Commodity Futures Contracts (4)	Swap Contracts (5)
DFA Commodity Strategy Portfolio	$(34,455)	$(1,459)	$(3,383)	$(29,613)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$545,057	$(571)	$40,432	$505,196

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(14,561)	$(1,611)	$599	$(13,549)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2021 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities				Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Credit Suisse	—	—	—	—	—	$9,830	$9,830	—	—	—	$9,830
Bank of America Corp.	$36	$36	$(36)	—	—	11,376	11,376	$(36)	$(11,340)	—	—
Citibank NA	—	—	—	—	—	1,845	1,845	—	(1,845)	—	—
State Street Bank and Trust	—	—	—	—	—	634	634	—	—	—	634
HSBC Bank	180	180	(14)	—	$166	14	14	(14)	—	—	—
BNY Mellon	—	—	—	—	—	47	47	—	—	—	47
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	7	7	—	—	—	7
JP Morgan	—	—	—	—	—	13	13	—	—	—	13
Morgan Stanley and Co. International	—	—	—	—	—	8	8	—	—	—	8
Goldman Sachs International	1	1	—	—	1	—	—	—	—	—	—
UBS AG	—	—	—	—	—	7,298	7,298	—	(7,298)	—	—

Total	$217	$217	$(50)	—	$167	$31,072	$31,072	$(50)	$(20,483)	—	$10,539

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

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I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

J. Securities Lending:

As of October 31, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds	$4,256	—	—	—	$4,256

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

N. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related consolidated statement of operations for the year ended October 31, 2021, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Company Portfolio vs.

S&P 500TM Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	42.87%	18.86%	16.14%

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90% . As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500® Index by investing in S&P 500® Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2021, the Portfolio held approximately 510 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, the total return was 42.87% for the Portfolio and 42.91% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,108.50	0.08%	$0.43
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.08%	$0.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

141

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	10.8%
Consumer Discretionary	12.8%
Consumer Staples	5.6%
Energy	2.9%
Financials	11.4%
Health Care	13.0%
Industrials	8.0%
Information Technology	28.0%
Materials	2.5%
Real Estate	2.6%
Utilities	2.4%

100.0%

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U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (10.8%)
* Alphabet, Inc., Class A	94,635	$280,206,664	2.3%
* Alphabet, Inc., Class C	88,558	262,610,779	2.1%
AT&T, Inc.	2,244,203	56,688,568	0.5%
Comcast Corp., Class A	1,439,651	74,041,251	0.6%
* Facebook, Inc., Class A	749,266	242,440,000	2.0%
* Netflix, Inc.	139,114	96,031,785	0.8%
Verizon Communications, Inc.	1,301,297	68,955,728	0.6%
* Walt Disney Co.	571,149	96,564,161	0.8%
Other Securities		152,901,101	1.1%

TOTAL COMMUNICATION SERVICES		1,330,440,037	10.8%

CONSUMER DISCRETIONARY — (12.8%)
* Amazon.com, Inc.	136,896	461,672,177	3.8%
Home Depot, Inc.	334,197	124,234,393	1.0%
Lowe’s Cos., Inc.	222,186	51,951,530	0.4%
McDonald’s Corp.	234,729	57,637,706	0.5%
NIKE, Inc., Class B	401,721	67,203,906	0.5%
* Tesla, Inc.	255,044	284,119,016	2.3%
Other Securities		527,513,226	4.3%

TOTAL CONSUMER DISCRETIONARY		1,574,331,954	12.8%

CONSUMER STAPLES — (5.6%)
Coca-Cola Co.	1,221,097	68,833,238	0.6%
Costco Wholesale Corp.	138,949	68,298,991	0.6%
PepsiCo, Inc.	434,418	70,201,949	0.6%
Procter & Gamble Co.	762,974	109,097,652	0.9%
Walmart, Inc.	449,185	67,117,223	0.5%
Other Securities		303,841,469	2.4%

TOTAL CONSUMER STAPLES		687,390,522	5.6%

ENERGY — (2.8%)
Chevron Corp.	607,856	69,593,434	0.6%
Exxon Mobil Corp.	1,330,669	85,788,230	0.7%
Other Securities		195,376,423	1.5%

TOTAL ENERGY		350,758,087	2.8%

FINANCIALS — (11.4%)
Bank of America Corp.	2,327,533	111,209,527	0.9%
* Berkshire Hathaway, Inc., Class B	582,634	167,221,784	1.4%
JPMorgan Chase & Co.	939,219	159,563,916	1.3%
Wells Fargo & Co.	1,290,703	66,032,366	0.5%
Other Securities		896,790,091	7.3%

TOTAL FINANCIALS		1,400,817,684	11.4%

HEALTH CARE — (13.0%)
Abbott Laboratories	557,221	71,820,215	0.6%
AbbVie, Inc.	555,448	63,693,222	0.5%
Danaher Corp.	199,706	62,262,340	0.5%
Eli Lilly & Co.	249,554	63,576,377	0.5%
Johnson & Johnson	827,426	134,771,147	1.1%

143

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	795,647	$70,056,718	0.6%
Pfizer, Inc.	1,762,262	77,081,340	0.6%
Thermo Fisher Scientific, Inc.	123,657	78,283,537	0.6%
UnitedHealth Group, Inc.	296,372	136,470,415	1.1%
Other Securities		841,348,060	6.9%

TOTAL HEALTH CARE		1,599,363,371	13.0%

INDUSTRIALS — (8.0%)
Other Securities		986,088,749	8.0%

INFORMATION TECHNOLOGY — (27.9%)
Accenture PLC, Class A	199,318	71,513,305	0.6%
* Adobe, Inc.	149,739	97,384,256	0.8%
Apple, Inc.	4,935,882	739,395,124	6.0%
Broadcom, Inc.	128,951	68,559,378	0.6%
Cisco Systems, Inc.	1,324,584	74,136,967	0.6%
Intel Corp.	1,275,173	62,483,477	0.5%
Intuit, Inc.	85,889	53,765,655	0.4%
Mastercard, Inc., Class A	273,817	91,871,080	0.7%
Microsoft Corp.	2,362,037	783,298,710	6.4%
NVIDIA Corp.	783,271	200,258,897	1.6%
* PayPal Holdings, Inc.	369,329	85,902,232	0.7%
* salesforce.com, Inc.	305,365	91,514,837	0.7%
Texas Instruments, Inc.	290,178	54,402,571	0.4%
# Visa, Inc., Class A	530,450	112,333,397	0.9%
Other Securities		844,324,122	7.0%

TOTAL INFORMATION TECHNOLOGY		3,431,144,008	27.9%

MATERIALS — (2.5%)
Linde PLC	162,315	51,810,948	0.4%
Other Securities		254,087,746	2.1%

TOTAL MATERIALS		305,898,694	2.5%

REAL ESTATE — (2.6%)
Other Securities		318,987,587	2.6%

UTILITIES — (2.4%)
NextEra Energy, Inc.	616,608	52,615,161	0.4%
Other Securities		242,942,846	2.0%

TOTAL UTILITIES.		295,558,007	2.4%

TOTAL COMMON STOCKS (Cost $3,112,316,311)		12,280,778,700	99.8%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	21,651,185	21,651,185	0.2%

144

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	476,329	$5,511,126	0.0%

TOTAL INVESTMENTS — (100.0%) (Cost $3,139,477,611)		$12,307,941,011	100.0%

As of October 31, 2021, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	116	12/17/21	$26,310,734	$26,662,600	$351,866

Total Futures Contracts			$26,310,734	$26,662,600	$351,866

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,330,440,037	—	—	$1,330,440,037
Consumer Discretionary	1,574,331,954	—	—	1,574,331,954
Consumer Staples	687,390,522	—	—	687,390,522
Energy	350,758,087	—	—	350,758,087
Financials	1,400,817,684	—	—	1,400,817,684
Health Care	1,599,363,371	—	—	1,599,363,371
Industrials	986,088,749	—	—	986,088,749
Information Technology.	3,431,144,008	—	—	3,431,144,008
Materials	305,898,694	—	—	305,898,694
Real Estate	318,987,587	—	—	318,987,587
Utilities	295,558,007	—	—	295,558,007
Temporary Cash Investments	21,651,185	—	—	21,651,185
Securities Lending Collateral	—	$5,511,126	—	5,511,126
Futures Contracts**	351,866	—	—	351,866

TOTAL	$12,302,781,751	$5,511,126	—	$12,308,292,877

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

145

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $104,055 of securities on loan)	$12,280,779
Temporary Cash Investments at Value & Cost	21,651
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,510)	5,511
Segregated Cash for Futures Contracts	1,334
Receivables:
Dividends and Interest	9,269
Securities Lending Income	14
Fund Shares Sold	3,404
Futures Margin Variation	79
Prepaid Expenses and Other Assets	65

Total Assets	12,322,106

LIABILITIES:
Payables:
Upon Return of Securities Loaned	5,592
Fund Shares Redeemed	6,120
Due to Advisor	474
Accrued Expenses and Other Liabilities	2,060

Total Liabilities	14,246

NET ASSETS	$12,307,860

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,307,860 and shares outstanding of 356,155,739	$34.56

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,112,316

NET ASSETS CONSIST OF:
Paid-In Capital	$2,539,964
Total Distributable Earnings (Loss)	9,767,896

NET ASSETS	$12,307,860

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

146

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $15)	$165,923
Income from Securities Lending	222

Total Investment Income	166,145

Fund Expenses
Investment Management Fees	6,798
Accounting & Transfer Agent Fees	2,136
S&P 500® Fees	100
Custodian Fees	121
Filing Fees	164
Shareholders’ Reports	182
Directors’/Trustees’ Fees & Expenses	126
Professional Fees	108
Previously Waived Fees Recovered by Advisor (Note C)	25
Other	205

Total Fund Expenses	9,965

Fees Waived, Expenses Reimbursed by Advisor (Note C)	901

Net Expenses	9,064

Net Investment Income (Loss)	157,081

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	726,997
Affiliated Investment Companies Shares Sold	1
Futures	6,547
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,024,256
Affiliated Investment Companies Shares	(6)
Futures.	758

Net Realized and Unrealized Gain (Loss)	3,758,553

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,915,634

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

147

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$157,081	$176,322
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	726,997	293,769
Affiliated Investment Companies Shares Sold	1	(79)
Futures	6,547	5,519
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,024,256	437,733
Affiliated Investment Companies Shares	(6)	(2)
Futures	758	(629)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,915,634	912,633

Distributions:
Institutional Class Shares	(395,160)	(239,888)
Capital Share Transactions (1):
Shares Issued	1,206,555	1,829,642
Shares Issued in Lieu of Cash Distributions	367,657	221,900
Shares Redeemed.	(2,349,587)	(2,947,917)

Net Increase (Decrease) from Capital Share Transactions	(775,375)	(896,375)

Total Increase (Decrease) in Net Assets	2,745,099	(223,630)
Net Assets
Beginning of Year	9,562,761	9,786,391

End of Year	$12,307,860	$9,562,761

(1) Shares Issued and Redeemed:
Shares Issued	39,616	80,394
Shares Issued in Lieu of Cash Distributions	12,970	9,448
Shares Redeemed	(77,430)	(125,721)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,844)	(35,879)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

148

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$25.10	$23.48	$21.06	$20.05	$16.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.44	0.44	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	10.09	1.77	2.50	1.05	3.50

Total from Investment Operations	10.52	2.21	2.94	1.46	3.87

Less Distributions:
Net Investment Income	(0.43)	(0.47)	(0.39)	(0.39)	(0.39)
Net Realized Gains	(0.63)	(0.12)	(0.13)	(0.06)	(0.10)

Total Distributions	(1.06)	(0.59)	(0.52)	(0.45)	(0.49)

Net Asset Value, End of Year	$34.56	$25.10	$23.48	$21.06	$20.05

Total Return	42.87%	9.63%	14.29%	7.25%	23.55%

Net Assets, End of Year (thousands)	$12,307,860	$9,562,761	$9,786,391	$8,517,069	$7,996,178
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%	0.09%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.83%	2.02%	1.90%	1.99%
Portfolio Turnover Rate	4%	3%	3%	5%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

149

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

150

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2021, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than

151

the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$25	$901	$2,575

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$336

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$417,684	$1,433,041

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$19,251	$485,840	$499,575	$1	$(6)	$5,511	476	$12	—

Total	$19,251	$485,840	$499,575	$1	$(6)	$5,511	476	$12	—

152

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2020	$190,450	$49,437	—	$239,887
2021	159,251	235,909	—	395,160

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(16,326)	$(46,249)	$(62,575)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$3,342	$644,573	$9,120,317	$9,768,232

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

153

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,187,624	$9,184,546	$(64,229)	$9,120,317

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$22,368

*	Average Notional Value of futures contracts

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Equity Contracts*,(1)
U.S. Large Company Portfolio	$352	$352

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$6,547	$6,547

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$758	$758

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.
The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the

155

line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
U.S. Large Company Portfolio	0.83%	$6,154	66	$9	$21,830	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

I. Securities Lending:

As of October 31, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$100,650

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

156

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks	$5,592	—	—	—	$5,592

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

157

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

M. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	4	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

158

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, broker and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

159

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The U.S. Large Cap Value Series vs.

Russell 1000™ Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
	48.85%	12.58%	13.55%

160

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90% . As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Cap Value Series

The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2021, the Series held approximately 370 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 48.85% for the Series and 43.76% for the Russell 1000® Value Index, the Series’ benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Series’ greater emphasis on value stocks as compared to the benchmark contributed positively to the Series’ relative performance. The Series’ emphasis on stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts for the period. Additionally, the Series’ exclusion of highly regulated utilities contributed positively to relative performance, as utilities generally underperformed.

161

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,040.60	0.11%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	9.7%
Consumer Discretionary	7.1%
Consumer Staples	6.0%
Energy.	8.0%
Financials	22.0%
Health Care.	15.9%
Industrials.	13.8%
Information Technology	9.3%
Materials.	7.5%
Real Estate.	0.5%
Utilities.	0.2%

100.0%

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THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (9.6%)
AT&T, Inc.	22,876,258	$577,854,277	1.9%
#* Charter Communications, Inc., Class A	391,280	264,070,959	0.9%
Comcast Corp., Class A	14,284,552	734,654,509	2.5%
* T-Mobile U.S., Inc.	1,375,885	158,268,052	0.5%
Verizon Communications, Inc.	5,468,340	289,767,337	1.0%
* Walt Disney Co.	2,075,362	350,881,453	1.2%
Other Securities		489,852,730	1.6%

TOTAL COMMUNICATION SERVICES		2,865,349,317	9.6%

CONSUMER DISCRETIONARY — (7.0%)
DR Horton, Inc.	2,991,530	267,053,883	0.9%
* General Motors Co.	5,294,855	288,198,958	1.0%
Other Securities		1,548,523,355	5.2%

TOTAL CONSUMER DISCRETIONARY		2,103,776,196	7.1%

CONSUMER STAPLES — (5.9%)
Mondelez International, Inc., Class A	3,446,636	209,348,671	0.7%
Walmart, Inc.	3,574,592	534,115,537	1.8%
Other Securities		1,025,555,734	3.4%

TOTAL CONSUMER STAPLES		1,769,019,942	5.9%

ENERGY — (7.8%)
Chevron Corp.	2,479,971	283,931,880	1.0%
ConocoPhillips	5,239,620	390,299,294	1.3%
Exxon Mobil Corp.	6,882,535	443,717,031	1.5%
Marathon Petroleum Corp.	2,499,258	164,776,080	0.6%
Other Securities		1,060,936,802	3.5%

TOTAL ENERGY		2,343,661,087	7.9%

FINANCIALS — (21.7%)
Bank of America Corp.	9,081,247	433,901,934	1.5%
* Berkshire Hathaway, Inc., Class B	1,932,050	554,517,671	1.9%
Capital One Financial Corp.	1,585,334	239,432,994	0.8%
Citigroup, Inc.	5,054,796	349,589,691	1.2%
Fifth Third Bancorp.	4,368,319	190,152,926	0.6%
Goldman Sachs Group, Inc.	1,096,257	453,137,831	1.5%
Hartford Financial Services Group, Inc.	2,301,121	167,820,755	0.6%
JPMorgan Chase & Co.	5,030,448	854,622,811	2.9%
Morgan Stanley	4,295,101	441,450,481	1.5%
PNC Financial Services Group, Inc.	1,142,434	241,087,847	0.8%
Travelers Cos., Inc.	1,136,535	182,845,751	0.6%
Truist Financial Corp.	2,893,413	183,644,923	0.6%
Wells Fargo & Co.	5,521,821	282,496,362	0.9%
Other Securities		1,927,065,509	6.4%

TOTAL FINANCIALS		6,501,767,486	21.8%

HEALTH CARE — (15.7%)
Anthem, Inc.	803,952	349,823,634	1.2%
Bristol-Myers Squibb Co.	4,416,689	257,934,638	0.9%
Cigna Corp.	1,075,436	229,723,884	0.8%

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THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
CVS Health Corp.	4,791,977	$427,827,707	1.4%
Danaher Corp.	975,010	303,978,868	1.0%
Humana, Inc.	517,327	239,605,173	0.8%
* Laboratory Corp. of America Holdings	758,731	217,770,972	0.7%
Medtronic PLC	1,794,733	215,116,697	0.7%
Pfizer, Inc.	17,597,787	769,727,203	2.6%
Thermo Fisher Scientific, Inc.	758,947	480,466,577	1.6%
Other Securities		1,191,420,489	4.0%

TOTAL HEALTH CARE		4,683,395,842	15.7%

INDUSTRIALS — (13.6%)
Eaton Corp. PLC	1,110,312	182,935,005	0.6%
FedEx Corp.	1,020,334	240,319,267	0.8%
Kansas City Southern	679,296	210,751,584	0.7%
Norfolk Southern Corp.	802,832	235,269,918	0.8%
Raytheon Technologies Corp.	2,028,378	180,241,669	0.6%
Republic Services, Inc.	1,835,706	247,086,028	0.8%
Other Securities		2,774,436,817	9.4%

TOTAL INDUSTRIALS		4,071,040,288	13.7%

INFORMATION TECHNOLOGY — (9.2%)
HP, Inc.	9,358,742	283,850,645	0.9%
Intel Corp.	12,800,223	627,210,927	2.1%
Micron Technology, Inc.	4,258,919	294,291,303	1.0%
Other Securities		1,547,720,558	5.2%

TOTAL INFORMATION TECHNOLOGY		2,753,073,433	9.2%

MATERIALS — (7.4%)
Freeport-McMoRan, Inc.	5,290,412	199,554,341	0.7%
* Linde PLC	736,764	235,175,069	0.8%
Nucor Corp.	2,025,072	226,099,289	0.8%

Other Securities		1,558,777,935	5.1%

TOTAL MATERIALS		2,219,606,634	7.4%

REAL ESTATE — (0.5%)
Other Securities		147,125,781	0.5%

UTILITIES — (0.2%)
Other Securities		68,513,936	0.2%

TOTAL COMMON STOCKS (Cost $16,670,232,267)		29,526,329,942	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	252,244,635	252,244,635	0.9%

SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	13,464,092	155,779,548	0.5%

TOTAL INVESTMENTS—(100.0%) (Cost $17,078,248,214)		$29,934,354,125	100.4%

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THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	938	12/17/21	$206,938,892	$215,599,300	$8,660,408

Total Futures Contracts			$206,938,892	$215,599,300	$8,660,408

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,865,349,317	—	—	$2,865,349,317
Consumer Discretionary	2,103,776,196	—	—	2,103,776,196
Consumer Staples	1,769,019,942	—	—	1,769,019,942
Energy	2,343,661,087	—	—	2,343,661,087
Financials	6,501,767,486	—	—	6,501,767,486
Health Care	4,683,395,842	—	—	4,683,395,842
Industrials	4,071,040,288	—	—	4,071,040,288
Information Technology	2,753,073,433	—	—	2,753,073,433
Materials	2,219,606,634	—	—	2,219,606,634
Real Estate	147,125,781	—	—	147,125,781
Utilities	68,513,936	—	—	68,513,936
Temporary Cash Investments	252,244,635	—	—	252,244,635
Securities Lending Collateral	—	$155,779,548	—	155,779,548
Futures Contracts**	8,660,408	—	—	8,660,408

TOTAL	$29,787,234,985	$155,779,548	—	$29,943,014,533

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $399,832 of securities on loan)	$29,526,330
Temporary Cash Investments at Value & Cost	252,245
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $155,771)	155,780
Segregated Cash for Futures Contracts	10,787
Foreign Currencies at Value	94
Receivables:
Investment Securities Sold	43,437
Dividends and Interest	43,402
Securities Lending Income	50
Futures Margin Variation	445

Total Assets	30,032,570

LIABILITIES:
Payables:
Upon Return of Securities Loaned	156,095
Investment Securities Purchased	50,194
Due to Advisor	2,512
Accrued Expenses and Other Liabilities	3,126

Total Liabilities	211,927

NET ASSETS	$29,820,643

Investment Securities at Cost	$16,670,232

Foreign Currencies at Cost	$96

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$572,024
Income from Securities Lending	708

Total Investment Income	572,732

Expenses
Investment Management Fees	28,214
Accounting & Transfer Agent Fees	1,255
Custodian Fees	234
Shareholders’ Reports	57
Directors’/Trustees’ Fees & Expenses	299
Professional Fees	357
Other	618

Total Expenses	31,034

Net Expenses	31,034

Net Investment Income (Loss)	541,698

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,388,344
Affiliated Investment Companies Shares Sold	16
Futures	49,910
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,413,121
Affiliated Investment Companies Shares	(20)
Futures	12,740

Net Realized and Unrealized Gain (Loss)	9,864,111

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,405,809

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$541,698	$647,521
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,388,344	(556,816)
Affiliated Investment Companies Shares Sold	16	(345)
Futures	49,910	70,664
Foreign Currency Transactions	—	(1)
In-Kind Redemptions	—	32,114
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,413,121	(3,555,408)
Affiliated Investment Companies Shares	(20)	(15)
Futures	12,740	(5,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,405,809	(3,367,751)

Transactions in Interest:
Contributions	808,201	715,292
Withdrawals	(3,547,772)	(5,122,814)

Net Increase (Decrease) from Transactions in Interest	(2,739,571)	(4,407,522)

Total Increase (Decrease) in Net Assets	7,666,238	(7,775,273)
Net Assets
Beginning of Year	22,154,405	29,929,678

End of Year	$29,820,643	$22,154,405

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	48.85%	(11.42%)	7.15%	2.95%	24.31%

Net Assets, End of Year (thousands)	$29,820,643	$22,154,405	$29,929,678	$29,242,795	$27,676,546
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.53%	2.50%	2.14%	2.19%
Portfolio Turnover Rate	10%	4%	10%	13%	15%

See	page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

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A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2021, the total related amounts paid by the Trust to the CCO were $26 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$701

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$2,648,516	$4,843,447

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$121,296	$1,507,041	$1,472,553	$16	$(20)	$155,780	13,464	$56	—

Total	$121,296	$1,507,041	$1,472,553	$16	$(20)	$155,780	13,464	$56	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$17,058,593	$13,569,941	$(694,178)	$12,875,763

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

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financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
The U.S. Large Cap Value Series	$31	$183,042

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Equity Contracts*,(1)
The U.S. Large Cap Value Series	$8,660	$8,660

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

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*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$49,910	$49,910

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$12,740	$12,740

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Series under the lines of credit during the year ended October 31, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

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agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2021.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$527,151	$624,348	$150,238

J. Securities Lending:

As of October 31, 2021, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$252,972

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$156,095	—	—	—	$156,095

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

181

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust – Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None

182

2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).
1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

183

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

184

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Hong Kong Limited

Vice President (since 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

185

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 – 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Vice President (since 2020) of

•  ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities

Assistant Treasurer (since 2017) of

•  the DFA Fund Complex

Vice President and Assistant Treasurer (since 2020) of

•  ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001

President of

•  the DFA Fund Complex (since 2017)

•  ETF Trust (since 2020)

General Counsel (since 2001) of

•  all the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

186

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•  DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•  Dimensional Ireland Limited

187

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary (since 2020) of

•  ETF Trust

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since 2020)

•  all the DFA Funds

•  ETF Trust

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  ETF Trust (since 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Funds II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•  Dimensional Fund Advisors Pte. Ltd.

188

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since 2016)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

•  Dimensional Fund Advisors LP

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

189

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

190

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Enhanced U.S. Large Company Portfolio	12%	34%	54%	—	—	100%	—	—	—	—	—	—	100%
U.S. Large Cap Equity Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Large Cap Value Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	100%	71%	—	—	—	—	—
U.S. Small Cap Value Portfolio	100%	—	—	—	—	100%	100%	64%	—	—	—	—	—
U.S. Core Equity 1 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Core Equity 2 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Vector Equity Portfolio	100%	—	—	—	—	100%	100%	97%	—	—	—	—	—
U.S. Small Cap Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Micro Cap Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. High Relative Profitability Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
DFA Real Estate Securities Portfolio	89%	—	11%	—	—	100%	—	—	—	—	—	—	—
DFA Commodity Strategy Portfolio.	100%	—	—	—	—	100%	—	—	—	—	—	—	—
Dimensional Investment Group Inc.
U.S. Large Company Portfolio	40%	—	60%	—	—	100%	96%	100%	—	—	—	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

See accompanying Notes to Financial Statements.

191

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

See accompanying Notes to Financial Statements.

192

Recycled Recyclable	DFA103121-001AD 00267813

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

ANNUAL REPORT

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

World Ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

April 9, 2013-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

March 7, 2012-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

November 14, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Class R2 vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

14

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

15

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2021, the Portfolio held approximately 1,380 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

16

For the 12 months ended October 31, 2021, total returns were 35.55% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability stocks detracted from performance relative to the benchmark, as these stocks generally underperformed lower-profitability stocks. Conversely, the Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex US markets. These two drivers offset each other, and the portfolio performed in line with the benchmark.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 5,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 38.56% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex US markets. With small-cap stocks outperforming large-cap stocks for the period, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The Underlying Funds also generally exclude certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held approximately 11,420 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 49.81% for the Portfolio and 45.22% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Underlying Funds’ exclusion of stocks with high asset growth, as those stocks underperformed.

17

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Funds collectively held approximately 4,460 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 40.83% for the Portfolio and 37.19% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Master Funds’ exclusion of stocks with high asset growth, as those stocks underperformed. The Master Funds’ greater emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, as these stocks outperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 1,820 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 12.66% for the Portfolio and 13.18% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed. The Master Fund’s exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed. Conversely, the Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Master Fund’s exclusion of stocks with high asset growth, as those stocks underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 830 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

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For the 12 months ended October 31, 2021, total returns were 37.81% for the Portfolio and 34.27% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s emphasis on stocks with smaller market capitalizations, particularly in Australia, contributed positively to performance relative to the benchmark, as larger stocks held by the index underperformed. The Master Fund’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 51.31% for the Portfolio and 45.72% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the period.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 1,160 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 50.70% for the Portfolio and 49.80% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

Global Real Estate Market Review	12 Months Ended October 31, 2021

Publicly traded global real estate investment trusts (REITs) had positive returns for the period. Global REITs outperformed U.S., developed non-U.S., and emerging markets equities. The U.S. REIT market, the world’s largest, had positive performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, South Africa, the Netherlands, and Canada were among the strongest performers, while Malaysia, New Zealand, and Singapore lagged. At the REIT industry level, retail REITs and hotel and resort REITs generally outperformed, while specialized and health care REITs generally underperformed.

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12 Months Ended October 31, 2021

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	56.10%
S&P Global ex U.S. REIT Index	32.85%
S&P Global REIT Index	44.12%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2021. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences did not have material overall impact on the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2021, the Portfolio held approximately 300 securities in 22 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 33.69% for the Portfolio and 32.85% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark. Additionally, Thailand is not an eligible market for the Portfolio but the benchmark holds Thai securities, which contributed positively to relative performance as those securities underperformed.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2021, the Portfolio held, either directly or through the underlying portfolios, approximately 460 securities in 23 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

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For the 12 months ended October 31, 2021, total returns were 42.08% for the Portfolio and 44.12% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from the Portfolio’s performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, and these securities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

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Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

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DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,980 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 44.61% for the Portfolio and 37.19% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 5,000 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 42.24% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the style-neutral benchmark. The Portfolio’s inclusion of and emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks, as small caps outperformed large caps.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2021, the Portfolio held approximately 550 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 31.85% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on stocks with high profitability detracted from performance relative to the benchmark, as high-profitability stocks generally underperformed low profitability stocks for the period.

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World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio, directly and through the Underlying Funds, held approximately 5,690 securities in 44 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2021, total returns were 45.23% for the Portfolio and 29.66% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks globally. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 9,790 securities in 46 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 35.87% for the Portfolio and 29.66% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets. With small-caps outperforming large-caps in developed ex U.S. and emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held more than 14,130 equity securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 40.75% for the Portfolio and 37.28% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

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Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held approximately 14,180 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 40.81% for the Portfolio and 37.28% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-caps outperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio’s strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies to which the Portfolio had hedged its exposure.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2021, the Master Fund held approximately 1,720 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 21.91% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. The Master Fund’s greater allocation to stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts in emerging markets. The Master Fund’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Master Fund generally excludes certain companies that with high asset growth. The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Master Fund held approximately 4,960 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

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For the 12 months ended October 31, 2021, total returns were 35.51% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2021, the Master Fund held approximately 3,260 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2021, total returns were 34.91% for the Portfolio’s Class R2 shares, 35.24% for the Portfolio’s Institutional Class shares, and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks outperforming large-cap stocks, the Master Fund’s inclusion of small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 6,340 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 26.19% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

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Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. Additionally, the Portfolio generally excludes certain companies with high asset growth. As of October 31, 2021, the Portfolio held approximately 2,710 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 38.29% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap and mid-cap stocks outperforming large-cap stocks, the Portfolio’s focus on small- and mid-cap stocks also contributed positively to relative performance, which is composed primarily of large- and mid-cap stocks.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,045.30	0.19%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,042.30	0.25%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

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DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,041.60	0.47%	$2.42
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,045.20	0.46%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,015.30	0.47%	$2.39
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,041.00	0.48%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.48%	$2.45
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,015.30	0.59%	$3.00
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,057.00	0.47%	$2.44
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.47%	$2.40
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,037.00	0.27%	$1.39
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,089.30	0.24%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,040.70	0.53%	$2.73
Hypothetical 5% Annual Return	$1,000.00	$1,022.53	0.53%	$2.70
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,043.00	0.42%	$2.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,051.40	0.30%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

29

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,037.20	0.44%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,023.90	0.32%	$1.63
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,055.60	0.28%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,054.70	0.32%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$963.10	0.39%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,006.80	0.63%	$3.19
Hypothetical 5% Annual Return	$1,000.00	$1,022.03	0.63%	$3.21
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$998.50	0.74%	$3.73
Institutional Class Shares	$1,000.00	$999.50	0.49%	$2.47
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.48	0.74%	$3.77
Institutional Class Shares	$1,000.00	$1,022.74	0.49%	$2.50
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$975.10	0.42%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$991.70	0.72%	$3.61
Hypothetical 5% Annual Return	$1,000.00	$1,021.58	0.72%	$3.67

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

30

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

31

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

32

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.4%
Consumer Discretionary	12.8%
Consumer Staples	9.7%
Energy	4.7%
Financials	16.5%
Health Care	10.8%
Industrials	16.9%
Information Technology	8.6%
Materials	9.6%
Real Estate	1.6%
Utilities	3.4%

100.0%

International Core Equity Portfolio
Communication Services	5.4%
Consumer Discretionary	14.0%
Consumer Staples	7.7%
Energy	5.1%
Financials	15.6%
Health Care	7.7%
Industrials	19.3%
Information Technology	7.7%
Materials	11.9%
Real Estate	2.4%
Utilities	3.2%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	42.8%
Real Estate	57.2%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	3.0%
Consumer Discretionary	13.5%
Consumer Staples	4.6%
Energy	6.9%
Financials	21.8%
Health Care	2.5%
Industrials	22.9%
Information Technology	3.9%
Materials	16.0%
Real Estate	3.4%
Utilities	1.5%

100.0%

International Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	13.1%
Consumer Staples	6.5%
Energy	5.9%
Financials	18.8%
Health Care	5.6%
Industrials	20.4%
Information Technology	7.0%
Materials	12.6%
Real Estate	2.6%
Utilities	2.4%

100.0%

International High Relative Profitability Portfolio
Communication Services	8.4%
Consumer Discretionary	16.6%
Consumer Staples	11.2%
Energy	2.2%
Financials	6.1%
Health Care	13.1%
Industrials	19.6%
Information Technology	10.9%
Materials	8.9%
Real Estate	0.6%
Utilities	2.4%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	13.4%
Consumer Staples	7.4%
Energy	5.0%
Financials	15.7%
Health Care	6.4%
Industrials	16.6%
Information Technology	11.4%
Materials	12.0%
Real Estate	3.2%
Utilities	3.2%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	8.2%
Consumer Discretionary	12.5%
Consumer Staples	6.1%
Energy	5.0%
Financials	16.5%
Health Care	4.0%
Industrials	8.4%
Information Technology	20.8%
Materials	11.6%
Real Estate	3.7%
Utilities	3.2%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.7%
Consumer Discretionary	10.2%
Consumer Staples	5.1%
Energy	3.2%
Financials	17.4%
Health Care	4.5%
Industrials	16.1%
Information Technology	12.9%
Materials	16.8%
Real Estate	6.9%
Utilities	3.2%

100.0%

33

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (5.9%)
# BHP Group Ltd.	697,375	$19,154,786	0.3%
Commonwealth Bank of Australia	310,658	24,623,436	0.4%
CSL Ltd.	124,326	28,289,174	0.5%
National Australia Bank Ltd.	811,247	17,638,112	0.3%
Other Securities		278,968,879	4.6%

TOTAL AUSTRALIA		368,674,387	6.1%

AUSTRIA — (0.2%)
Other Securities		13,795,690	0.2%

BELGIUM — (0.8%)
Other Securities		53,333,536	0.9%

CANADA — (10.2%)
Bank of Montreal	161,778	17,554,531	0.3%
Canadian National Railway Co.	142,360	18,919,984	0.3%
Royal Bank of Canada	310,579	32,327,720	0.5%
Royal Bank of Canada	206,240	21,451,022	0.4%
* Shopify, Inc., Class A	12,023	17,634,495	0.3%
# Toronto-Dominion Bank	286,785	20,794,780	0.3%
Other Securities		506,410,874	8.4%

TOTAL CANADA		635,093,406	10.5%

DENMARK — (2.3%)
Novo Nordisk AS, Class B	461,515	50,607,362	0.8%
Other Securities		92,833,766	1.6%

TOTAL DENMARK		143,441,128	2.4%

FINLAND — (1.2%)
Other Securities		78,570,294	1.3%

FRANCE — (9.2%)
Air Liquide SA	137,694	22,989,071	0.4%
* Airbus SE	172,375	22,112,614	0.4%
# BNP Paribas SA	263,532	17,640,097	0.3%
# Cie Generale des Etablissements Michelin SCA	108,150	17,003,063	0.3%
L’Oreal SA	51,173	23,409,331	0.4%
LVMH Moet Hennessy Louis Vuitton SE	80,391	63,036,311	1.0%
Sanofi	213,213	21,415,989	0.4%
Schneider Electric SE	116,541	20,093,775	0.3%
TotalEnergies SE	551,438	27,613,230	0.5%
Other Securities		338,616,033	5.5%

TOTAL FRANCE		573,929,514	9.5%

GERMANY — (6.8%)
Bayer AG	332,314	18,728,437	0.3%
Daimler AG	320,152	31,779,061	0.5%
Deutsche Post AG	337,563	20,897,505	0.3%
Deutsche Telekom AG	1,271,712	23,650,219	0.4%
SAP SE	212,517	30,774,818	0.5%

34

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Siemens AG	146,649	$23,842,470	0.4%
Other Securities		275,187,107	4.6%

TOTAL GERMANY		424,859,617	7.0%

HONG KONG — (2.2%)
AIA Group Ltd.	3,249,000	36,411,572	0.6%
Hong Kong Exchanges & Clearing Ltd.	349,451	21,051,524	0.4%
Other Securities		79,524,888	1.3%

TOTAL HONG KONG		136,987,984	2.3%

IRELAND — (0.6%)
Other Securities		38,275,588	0.6%

ISRAEL — (0.6%)
Other Securities		37,231,801	0.6%

ITALY — (2.0%)
Enel SpA	2,271,536	19,016,805	0.3%
Other Securities		105,047,911	1.8%

TOTAL ITALY		124,064,716	2.1%

JAPAN — (21.0%)
Hitachi Ltd.	297,615	17,149,927	0.3%
KDDI Corp.	742,300	22,699,521	0.4%
Keyence Corp.	32,004	19,318,086	0.3%
Recruit Holdings Co. Ltd.	356,200	23,694,067	0.4%
SoftBank Group Corp.	428,176	23,180,319	0.4%
Sony Group Corp.	367,700	42,578,294	0.7%
Tokyo Electron Ltd.	43,700	20,365,638	0.4%
Toyota Motor Corp.	2,420,615	42,709,706	0.7%
Other Securities		1,100,287,924	18.2%

TOTAL JAPAN		1,311,983,482	21.8%

NETHERLANDS — (4.4%)
ASML Holding NV	30,871	25,094,815	0.4%
ASML Holding NV	74,552	60,601,830	1.0%
Koninklijke Ahold Delhaize NV	678,021	22,057,687	0.4%
Stellantis NV	850,830	16,988,474	0.3%
Other Securities		150,780,777	2.5%

TOTAL NETHERLANDS		275,523,583	4.6%

NEW ZEALAND — (0.4%)
Other Securities		22,492,321	0.4%

NORWAY — (0.7%)
Other Securities		46,171,001	0.8%

PORTUGAL — (0.2%)
Other Securities		12,070,216	0.2%

SINGAPORE — (0.8%)
Other Securities		48,200,489	0.8%

35

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
Iberdrola SA	2,078,325	$24,564,084	0.4%
Other Securities		100,642,846	1.7%

TOTAL SPAIN		125,206,930	2.1%

SWEDEN — (3.4%)
Other Securities		213,759,707	3.5%

SWITZERLAND — (7.6%)
Nestle SA	835,482	110,206,070	1.8%
Novartis AG	422,743	34,966,216	0.6%
Roche Holding AG	8,668	3,728,306	0.1%
Roche Holding AG	205,381	79,563,359	1.3%
Other Securities		244,093,241	4.0%

TOTAL SWITZERLAND		472,557,192	7.8%

UNITED KINGDOM — (12.2%)
AstraZeneca PLC, Sponsored ADR	505,883	31,556,982	0.5%
BP PLC, Sponsored ADR	637,244	18,346,269	0.3%
Diageo PLC, Sponsored ADR	105,239	21,013,071	0.4%
Royal Dutch Shell PLC, Sponsored ADR, Class B	918,709	42,113,621	0.7%
Unilever PLC, Sponsored ADR	450,191	24,121,234	0.4%
Other Securities		623,554,407	10.3%

TOTAL UNITED KINGDOM		760,705,584	12.6%

UNITED STATES — (0.0%)
Other Securities		292,740	0.0%

TOTAL COMMON STOCKS		5,917,220,906	98.1%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		32,731,659	0.5%

TOTAL INVESTMENT SECURITIES (Cost $3,905,702,782)		5,949,952,565

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	26,026,332	301,124,657	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,206,796,383)		$6,251,077,222	103.6%

As of October 31, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	229	12/17/21	$51,002,305	$52,635,650	$1,633,345

Total Futures Contracts			$51,002,305	$52,635,650	$1,633,345

36

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,641,424	$365,032,963	—	$368,674,387
Austria	—	13,795,690	—	13,795,690
Belgium	—	53,333,536	—	53,333,536
Canada	632,493,032	2,600,374	—	635,093,406
Denmark	5,020,496	138,420,632	—	143,441,128
Finland	79,111	78,491,183	—	78,570,294
France	3,422,750	570,506,764	—	573,929,514
Germany	14,497,008	410,362,609	—	424,859,617
Hong Kong	369,693	136,618,291	—	136,987,984
Ireland	11,995,930	26,279,658	—	38,275,588
Israel	6,778,941	30,452,860	—	37,231,801
Italy	2,313,854	121,750,862	—	124,064,716
Japan	19,253,418	1,292,730,064	—	1,311,983,482
Netherlands	79,527,665	195,995,918	—	275,523,583
New Zealand	—	22,492,321	—	22,492,321
Norway	89,985	46,081,016	—	46,171,001
Portugal	—	12,070,216	—	12,070,216
Singapore	1,156,488	47,044,001	—	48,200,489
Spain	5,033,888	120,173,042	—	125,206,930
Sweden	—	213,759,707	—	213,759,707
Switzerland	37,734,810	434,822,382	—	472,557,192
United Kingdom	226,190,003	534,515,581	—	760,705,584
United States	292,740	—	—	292,740
Preferred Stocks
Germany	—	32,731,659	—	32,731,659
Securities Lending Collateral	—	301,124,657	—	301,124,657
Futures Contracts**	1,633,345	—	—	1,633,345

TOTAL	$1,051,524,581	$5,201,185,986	—	$6,252,710,567

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

37

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.9%)
AUSTRALIA — (6.0%)
# BHP Group Ltd.	4,074,214	$111,906,362	0.3%
Commonwealth Bank of Australia	931,529	73,835,033	0.2%
CSL Ltd.	345,823	78,688,665	0.2%
Other Securities		1,896,076,660	5.5%

TOTAL AUSTRALIA		2,160,506,720	6.2%

AUSTRIA — (0.5%)
Other Securities		194,447,574	0.6%

BELGIUM — (1.1%)
Other Securities		386,927,579	1.1%

CANADA — (10.3%)
Bank of Montreal	931,374	101,063,393	0.3%
Canadian Natural Resources Ltd.	3,046,549	129,508,798	0.4%
National Bank of Canada	950,404	78,683,253	0.2%
# Royal Bank of Canada	886,501	92,274,611	0.3%
Royal Bank of Canada	1,145,629	119,156,872	0.4%
Other Securities		3,146,620,950	9.0%

TOTAL CANADA		3,667,307,877	10.6%

CHINA — (0.0%)
Other Securities		2,457,607	0.0%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	891,477	97,754,784	0.3%
Novo Nordisk AS, Sponsored ADR	595,283	65,558,517	0.2%
Other Securities		642,917,309	1.8%

TOTAL DENMARK		806,230,610	2.3%

FINLAND — (1.6%)
Other Securities		578,977,510	1.7%

FRANCE — (7.6%)
Air Liquide SA	519,420	86,721,161	0.3%
Cie de Saint-Gobain	974,295	67,238,565	0.2%
# Cie Generale des Etablissements Michelin SCA	571,661	89,875,074	0.3%
LVMH Moet Hennessy Louis Vuitton SE	248,440	194,807,144	0.6%
# Orange SA	7,330,798	79,941,979	0.2%
Teleperformance	179,034	74,784,588	0.2%
TotalEnergies SE	1,973,714	98,833,628	0.3%
Other Securities		2,022,503,162	5.7%

TOTAL FRANCE		2,714,705,301	7.8%

GERMANY — (6.4%)
Allianz SE	276,267	64,152,055	0.2%
Bayer AG	1,277,637	72,004,622	0.2%
Bayerische Motoren Werke AG	951,135	96,098,876	0.3%
Daimler AG	1,688,994	167,653,626	0.5%
Deutsche Telekom AG	5,639,652	104,881,456	0.3%

38

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
Other Securities		$1,774,833,658	5.1%

TOTAL GERMANY		2,279,624,293	6.6%

HONG KONG — (2.2%)
AIA Group Ltd.	10,843,200	121,519,838	0.4%
Other Securities		677,631,236	1.9%

TOTAL HONG KONG		799,151,074	2.3%

IRELAND — (0.8%)
Kingspan Group PLC	602,633	69,378,104	0.2%
Other Securities		213,112,214	0.6%

TOTAL IRELAND		282,490,318	0.8%

ISRAEL — (0.9%)
Other Securities		309,186,961	0.9%

ITALY — (2.5%)
Other Securities		882,981,445	2.6%

JAPAN — (21.5%)
Hitachi Ltd.	1,314,685	75,758,117	0.2%
KDDI Corp.	2,741,900	83,847,255	0.3%
Recruit Holdings Co. Ltd.	1,002,100	66,658,688	0.2%
SoftBank Group Corp.	2,487,563	134,670,077	0.4%
Sony Group Corp.	1,141,000	132,123,562	0.4%
Takeda Pharmaceutical Co. Ltd.	2,631,263	73,848,531	0.2%
Toyota Motor Corp.	12,059,470	212,779,157	0.6%
Other Securities		6,889,456,635	19.9%

TOTAL JAPAN		7,669,142,022	22.2%

NETHERLANDS — (4.0%)
ASM International NV	168,914	76,447,873	0.2%
ASML Holding NV	127,591	103,718,671	0.3%
ASML Holding NV	182,526	148,371,735	0.4%
Koninklijke Ahold Delhaize NV	3,630,618	118,112,911	0.4%
Stellantis NV	5,527,990	110,377,040	0.3%
Other Securities		861,900,774	2.5%

TOTAL NETHERLANDS		1,418,929,004	4.1%

NEW ZEALAND — (0.5%)
Other Securities		171,395,575	0.5%

NORWAY — (0.9%)
Other Securities		339,507,956	1.0%

PORTUGAL — (0.2%)
Other Securities		83,459,275	0.3%

SINGAPORE — (0.8%)
Other Securities		286,151,766	0.8%

39

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SPAIN — (1.9%)
Iberdrola SA	8,431,582	$99,654,363	0.3%
Other Securities		569,227,515	1.6%

TOTAL SPAIN		668,881,878	1.9%

SWEDEN — (3.5%)
Volvo AB, Class B	2,990,796	69,742,821	0.2%
Other Securities		1,171,765,002	3.4%

TOTAL SWEDEN		1,241,507,823	3.6%

SWITZERLAND — (6.9%)
Nestle SA	2,748,677	362,570,217	1.1%
Novartis AG, Sponsored ADR	953,193	78,886,253	0.2%
Roche Holding AG	634,350	245,743,359	0.7%
Sika AG	223,952	75,870,373	0.2%
Other Securities		1,701,728,084	4.9%

TOTAL SWITZERLAND		2,464,798,286	7.1%

UNITED KINGDOM — (12.6%)
Ashtead Group PLC	958,609	80,341,144	0.2%
AstraZeneca PLC, Sponsored ADR	1,444,584	90,113,150	0.3%
BP PLC, Sponsored ADR	3,664,680	105,506,137	0.3%
HSBC Holdings PLC, Sponsored ADR	3,036,261	91,300,368	0.3%
Rio Tinto PLC, Sponsored ADR	1,793,636	113,483,350	0.3%
Royal Dutch Shell PLC, Sponsored ADR, Class B	3,096,174	141,928,616	0.4%
Vodafone Group PLC	49,455,687	72,890,318	0.2%
Other Securities		3,816,782,436	11.0%

TOTAL UNITED KINGDOM		4,512,345,519	13.0%

UNITED STATES — (0.0%)
Other Securities		6,492,442	0.0%

TOTAL COMMON STOCKS		33,927,606,415	98.0%

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
Other Security		28,885	0.0%

GERMANY — (0.6%)
Volkswagen AG	363,964	81,684,955	0.3%
Other Securities		132,503,943	0.3%

TOTAL GERMANY		214,188,898	0.6%

TOTAL PREFERRED STOCKS		214,217,783	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		7,891	0.0%

CANADA — (0.0%)
Other Securities		757,963	0.0%

40

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (0.0%)
Other Security		$566	0.0%

NEW ZEALAND — (0.0%)
Other Security		3,862	0.0%

SPAIN — (0.0%)
Other Security		613,459	0.0%

TOTAL RIGHTS/WARRANTS		1,383,741	0.0%

TOTAL INVESTMENT SECURITIES (Cost $24,808,815,099)		34,143,207,939

		Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	137,857,195	1,595,007,746	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $26,403,662,509)		$35,738,215,685	103.2%

As of October 31, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	1,302	12/17/21	$290,261,986	$299,264,700	$9,002,714

Total Futures Contracts			$290,261,986	$299,264,700	$9,002,714

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$46,638,769	$2,113,867,699	$252	$2,160,506,720
Austria	73,164	194,374,410	—	194,447,574
Belgium	9,610,059	377,317,520	—	386,927,579
Canada	3,658,586,313	8,721,564	—	3,667,307,877
China	—	2,457,607	—	2,457,607
Denmark	65,558,517	740,672,093	—	806,230,610
Finland	5,717,227	573,260,283	—	578,977,510
France	40,903,587	2,673,775,577	26,137	2,714,705,301
Germany	58,770,155	2,220,854,138	—	2,279,624,293
Hong Kong	515,573	798,067,272	568,229	799,151,074
Ireland	50,884,763	231,605,555	—	282,490,318
Israel	35,296,542	273,890,419	—	309,186,961
Italy	20,609,882	862,371,563	—	882,981,445
Japan	155,933,205	7,513,208,817	—	7,669,142,022
Netherlands	227,661,850	1,191,267,154	—	1,418,929,004
New Zealand	239,560	171,156,015	—	171,395,575
Norway	14,691,274	324,816,682	—	339,507,956

41

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	$409,650	$83,049,625	—	$83,459,275
Singapore	4,041,299	281,571,751	$538,716	286,151,766
Spain	8,871,267	660,010,611	—	668,881,878
Sweden	2,091,261	1,239,416,562	—	1,241,507,823
Switzerland	137,578,979	2,327,219,307	—	2,464,798,286
United Kingdom	860,422,845	3,651,922,648	26	4,512,345,519
United States	5,590,831	901,611	—	6,492,442
Preferred Stocks
Australia	—	28,885	—	28,885
Germany	—	214,188,898	—	214,188,898
Rights/Warrants
Austria	—	7,891	—	7,891
Canada	—	757,963	—	757,963
Hong Kong	—	566	—	566
New Zealand	—	3,862	—	3,862
Spain	—	613,459	—	613,459
Securities Lending Collateral	—	1,595,007,746	—	1,595,007,746
Futures Contracts**	9,002,714	—	—	9,002,714

TOTAL	$5,419,699,286	$30,326,385,753	$1,133,360^	$35,747,218,399

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

42

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,204,052	$58,396,527
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		12,011,785
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,897,087
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,406,413
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		4,054,102
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		3,177,403
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,127,151

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $78,885,692)		$99,070,468

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$99,070,468	—	—	$99,070,468

TOTAL	$99,070,468	—	—	$99,070,468

See accompanying Notes to Financial Statements.

43

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,658,750,566
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	3,029,775,727
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,849,071,649
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,438,166,259
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,405,629,159

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,381,393,360

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $89,678,174)	89,678,174	89,678,174

TOTAL INVESTMENTS — (100.0%) (Cost $10,315,829,273)		$13,471,071,534

As of October 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	376	12/17/21	$84,282,399	$86,423,600	$2,141,201

Total Futures Contracts			$84,282,399	$86,423,600	$2,141,201

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,381,393,360	—	—	$13,381,393,360
Temporary Cash Investments	89,678,174	—	—	89,678,174
Futures Contracts**	2,141,201	—	—	2,141,201

TOTAL	$13,473,212,735	—	—	$13,473,212,735

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$379,961,001

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$379,961,001

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

45

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$381,648,225

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$381,648,225

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

46

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$44,159,149

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$44,159,149

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

47

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$868,047,933

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$868,047,933

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

48

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.0%)
AUSTRALIA — (19.6%)
Charter Hall Group	5,103,518	$66,957,724	1.1%
Dexus	11,937,669	97,922,093	1.6%
Goodman Group	18,809,830	311,432,106	5.2%
GPT Group	21,254,256	82,977,593	1.4%
†† GPT Group	38,018,670	134,418	0.0%
Mirvac Group	43,745,807	93,360,751	1.6%
Scentre Group	57,493,866	131,136,895	2.2%
Stockland	26,479,587	91,273,558	1.5%
Vicinity Centres	42,897,822	56,023,859	0.9%
Other Securities		287,438,324	4.8%

TOTAL AUSTRALIA		1,218,657,321	20.3%

BELGIUM — (3.9%)
Aedifica SA	389,502	51,940,122	0.9%
Cofinimmo SA	314,243	50,698,042	0.8%
Warehouses De Pauw CVA	1,524,898	69,438,532	1.2%
Other Securities		71,261,415	1.2%

TOTAL BELGIUM		243,338,111	4.1%

CANADA — (5.8%)
# Canadian Apartment Properties REIT	923,055	45,071,278	0.8%
Other Securities		311,548,139	5.1%

TOTAL CANADA		356,619,417	5.9%

CHINA — (0.2%)
Other Securities		10,098,158	0.2%

FRANCE — (3.7%)
Covivio	557,125	48,254,803	0.8%
Gecina SA	491,633	68,798,473	1.2%
Klepierre SA	2,234,429	53,193,397	0.9%
Other Securities		59,983,959	0.9%

TOTAL FRANCE		230,230,632	3.8%

GERMANY — (0.7%)
Other Securities		44,088,240	0.7%

HONG KONG — (4.1%)
Link REIT	23,247,323	205,958,230	3.5%
Other Securities		46,113,463	0.7%

TOTAL HONG KONG		252,071,693	4.2%

IRELAND — (0.4%)
Other Securities		23,157,845	0.4%

ITALY — (0.1%)
Other Securities		5,351,126	0.1%

JAPAN — (24.0%)
Activia Properties, Inc.	7,779	31,891,349	0.5%

49

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Advance Residence Investment Corp.	14,540	$47,788,683	0.8%
# Daiwa House REIT Investment Corp.	23,517	67,485,151	1.1%
GLP J-Reit	47,682	77,776,065	1.3%
Industrial & Infrastructure Fund Investment Corp.	21,064	38,621,832	0.6%
Japan Hotel REIT Investment Corp.	52,128	31,480,545	0.5%
Japan Metropolitan Fund Invest	78,535	72,135,891	1.2%
Japan Prime Realty Investment Corp.	9,165	33,616,379	0.6%
Japan Real Estate Investment Corp.	14,050	86,115,725	1.4%
Nippon Building Fund, Inc.	16,723	108,648,387	1.8%
Nippon Prologis REIT, Inc.	23,171	77,391,924	1.3%
Nomura Real Estate Master Fund, Inc.	47,837	71,634,291	1.2%
Orix JREIT, Inc.	29,058	48,210,264	0.8%
# Sekisui House Reit, Inc.	46,502	35,155,170	0.6%
United Urban Investment Corp.	33,229	41,421,902	0.7%
Other Securities		617,628,524	10.4%

TOTAL JAPAN		1,487,002,082	24.8%

MALAYSIA — (0.4%)
Other Securities		27,388,672	0.5%

MEXICO — (1.3%)
Fibra Uno Administracion SA de CV	33,788,024	33,610,780	0.6%
Other Securities		49,038,844	0.8%

TOTAL MEXICO		82,649,624	1.4%

NETHERLANDS — (2.4%)
* Unibail-Rodamco-Westfield (BFYM460)	1,117,588	79,801,027	1.3%
Other Securities		68,911,523	1.2%

TOTAL NETHERLANDS		148,712,550	2.5%

NEW ZEALAND — (1.4%)
Other Securities		85,320,715	1.4%

SINGAPORE — (9.4%)
Ascendas Real Estate Investment Trust	36,985,780	84,713,371	1.4%
CapitaLand Integrated Commercial Trust	52,713,611	83,944,071	1.4%
Frasers Logistics & Commercial Trust	28,518,533	32,112,798	0.5%
# Mapletree Commercial Trust	23,802,806	38,501,573	0.7%
# Mapletree Industrial Trust	21,528,890	43,948,391	0.7%
Mapletree Logistics Trust	33,641,897	50,447,153	0.9%
Other Securities		252,147,248	4.2%

TOTAL SINGAPORE		585,814,605	9.8%

SOUTH AFRICA — (1.6%)
Other Securities		99,204,219	1.7%

SPAIN — (1.3%)
Inmobiliaria Colonial Socimi SA	3,238,453	31,490,561	0.5%
Merlin Properties Socimi SA	4,130,353	44,730,390	0.8%
Other Security		6,047,686	0.1%

TOTAL SPAIN		82,268,637	1.4%

50

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.3%)
Other Securities		$16,362,370	0.3%

TURKEY — (0.2%)
Other Securities		14,687,885	0.2%

UNITED KINGDOM — (14.2%)
Big Yellow Group PLC	1,977,824	39,989,352	0.7%
British Land Co. PLC	9,943,872	67,140,760	1.1%
Derwent London PLC	1,186,768	54,894,880	0.9%
Land Securities Group PLC	7,899,894	74,215,378	1.2%
LondonMetric Property PLC	10,440,495	37,340,880	0.6%
Safestore Holdings PLC	2,716,328	44,652,930	0.7%
Segro PLC	13,385,069	236,574,996	4.0%
Tritax Big Box REIT PLC	20,179,674	62,101,613	1.0%
UNITE Group PLC	3,594,188	53,664,055	0.9%
Other Securities		213,644,130	3.7%

TOTAL UNITED KINGDOM		884,218,974	14.8%
TOTAL COMMON STOCKS		5,897,242,876	98.5%

RIGHTS/WARRANTS — (0.0%)
UNITED KINGDOM — (0.0%)
Other Security		79	0.0%

TOTAL INVESTMENT SECURITIES (Cost $5,055,209,691)		5,897,242,955

		Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	26,840,639	310,546,189	5.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,365,727,338)		$6,207,789,144	103.7%

As of October 31, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	181	12/17/21	$40,192,987	$41,602,850	$1,409,863

Total Futures Contracts			$40,192,987	$41,602,850	$1,409,863

51

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$545,228	$1,217,977,675	$134,418	$1,218,657,321
Belgium	—	243,338,111	—	243,338,111
Canada	356,619,417	—	—	356,619,417
China	—	10,098,158	—	10,098,158
France	—	230,230,632	—	230,230,632
Germany	—	44,088,240	—	44,088,240
Hong Kong	—	252,071,693	—	252,071,693
Ireland	—	23,157,845	—	23,157,845
Italy	—	5,351,126	—	5,351,126
Japan	—	1,487,002,082	—	1,487,002,082
Malaysia	—	27,388,672	—	27,388,672
Mexico	82,649,624	—	—	82,649,624
Netherlands	15,109,381	133,603,169	—	148,712,550
New Zealand	—	85,320,715	—	85,320,715
Singapore	—	585,814,605	—	585,814,605
South Africa	—	99,204,219	—	99,204,219
Spain	—	82,268,637	—	82,268,637
Taiwan	—	16,362,370	—	16,362,370
Turkey	—	14,687,885	—	14,687,885
United Kingdom	—	884,218,974	—	884,218,974
Rights/Warrants
United Kingdom	—	79	—	79
Securities Lending Collateral	—	310,546,189	—	310,546,189
Futures Contracts**	1,409,863	—	—	1,409,863

TOTAL	$456,333,513	$5,752,731,076	$134,418^	$6,209,199,007

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (56.0%)
UNITED STATES — (56.0%)
Alexandria Real Estate Equities, Inc.	588,622	$120,161,295	1.1%
American Campus Communities, Inc.	578,584	31,081,533	0.3%
American Homes 4 Rent, Class A	1,198,179	48,646,084	0.5%
American Tower Corp.	1,814,073	511,514,164	4.9%
Apartment Income REIT Corp.	646,305	34,648,414	0.3%
# AvalonBay Communities, Inc.	595,358	140,909,331	1.3%
# Boston Properties, Inc.	631,669	71,782,865	0.7%
Camden Property Trust	416,002	67,849,926	0.6%
Crown Castle International Corp.	1,756,044	316,614,733	3.0%
CubeSmart	842,810	46,362,978	0.4%
CyrusOne, Inc.	516,104	42,330,850	0.4%
Digital Realty Trust, Inc.	1,067,765	168,503,963	1.6%
Duke Realty Corp.	1,595,075	89,707,018	0.9%
EastGroup Properties, Inc.	168,150	33,256,707	0.3%
Equinix, Inc.	362,611	303,530,790	2.9%
Equity LifeStyle Properties, Inc.	725,843	61,340,992	0.6%
Equity Residential	1,590,294	137,401,402	1.3%
# Essex Property Trust, Inc.	277,372	94,287,064	0.9%
Extra Space Storage, Inc.	562,241	110,969,506	1.1%
Federal Realty Investment Trust	306,103	36,839,496	0.4%
# First Industrial Realty Trust, Inc.	541,190	31,513,494	0.3%
Gaming & Leisure Properties, Inc.	925,101	44,858,148	0.4%
Healthcare Trust of America, Inc., Class A	916,797	30,611,852	0.3%
Healthpeak Properties, Inc.	2,298,884	81,633,371	0.8%
* Host Hotels & Resorts, Inc.	2,961,527	49,842,499	0.5%
Invitation Homes, Inc.	2,420,656	99,852,054	0.9%
# Iron Mountain, Inc.	1,203,218	54,914,870	0.5%
Kimco Realty Corp.	2,552,009	57,675,411	0.5%
Lamar Advertising Co., Class A	362,565	41,042,358	0.4%
Life Storage, Inc.	325,915	43,610,619	0.4%
Medical Properties Trust, Inc.	2,423,399	51,691,101	0.5%
Mid-America Apartment Communities, Inc.	488,169	99,688,894	0.9%
National Retail Properties, Inc.	734,753	33,328,396	0.3%
Prologis, Inc.	3,087,440	447,555,242	4.2%
Public Storage	665,891	221,195,672	2.1%
# Realty Income Corp.	1,593,474	113,821,848	1.1%
Regency Centers Corp.	710,556	50,030,220	0.5%
Rexford Industrial Realty, Inc.	594,593	39,956,650	0.4%
SBA Communications Corp.	465,813	160,859,203	1.5%
Simon Property Group, Inc.	1,393,026	204,189,751	1.9%
# STORE Capital Corp.	1,063,612	36,513,800	0.3%
Sun Communities, Inc.	469,155	91,944,997	0.9%
UDR, Inc.	1,265,344	70,264,552	0.7%
Ventas, Inc.	1,657,835	88,478,673	0.8%
VEREIT, Inc.	967,276	48,653,993	0.5%
# VICI Properties, Inc.	1,061,807	31,164,036	0.3%
# Welltower, Inc.	1,786,156	143,606,942	1.4%
WP Carey, Inc.	761,497	58,719,034	0.6%
Other Securities		1,025,814,639	9.7%

TOTAL UNITED STATES		6,020,771,430	57.1%

TOTAL COMMON STOCKS		6,020,771,430	57.1%

53

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.0%)
UNITED STATES — (0.0%)
Other Security		$1,327,734	0.0%

		Value†
AFFILIATED INVESTMENT COMPANIES — (42.0%)
* DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc	727,520,729	3,666,704,472	34.8%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	17,169,966	839,611,357	8.0%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		4,506,315,829	42.8%

TOTAL INVESTMENT SECURITIES (Cost $7,986,961,434)		10,528,414,993

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	18,759,320	217,045,336	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,203,997,508)		$10,745,460,329	102.0%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$6,020,722,361	$49,069	—	$6,020,771,430
Preferred Stocks
United States	1,327,734	—	—	1,327,734
Affiliated Investment Companies	4,506,315,829	—	—	4,506,315,829
Securities Lending Collateral	—	217,045,336	—	217,045,336

TOTAL	$10,528,365,924	$217,094,405	—	$10,745,460,329

See accompanying Notes to Financial Statements.

54

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
AUSTRALIA — (7.8%)
# Bank of Queensland Ltd.	8,692,277	$57,872,526	0.5%
Downer EDI Ltd.	10,150,069	48,529,011	0.4%
# IGO Ltd.	11,106,754	81,332,717	0.6%
OZ Minerals Ltd.	3,084,453	58,672,023	0.5%
Other Securities		759,692,150	5.9%

TOTAL AUSTRALIA		1,006,098,427	7.9%

AUSTRIA — (1.0%)
Other Securities		127,262,202	1.0%

BELGIUM — (1.8%)
Ackermans & van Haaren NV	331,435	56,995,531	0.4%
D’ieteren Group	304,704	52,538,365	0.4%
Other Securities		129,199,361	1.1%

TOTAL BELGIUM		238,733,257	1.9%

CANADA — (10.9%)
# Alamos Gold, Inc., Class A	7,320,411	54,299,752	0.4%
ARC Resources Ltd.	5,961,374	57,176,393	0.5%
# Canadian Western Bank	1,903,542	60,893,041	0.5%
* Home Capital Group, Inc., Class B	1,308,749	42,468,778	0.3%
Linamar Corp.	947,126	52,093,461	0.4%
#* MEG Energy Corp.	5,060,206	45,343,960	0.4%
Tourmaline Oil Corp.	1,682,234	60,800,199	0.5%
TransAlta Corp.	4,562,378	51,168,234	0.4%
# Whitecap Resources, Inc.	6,857,444	41,169,043	0.3%
# Yamana Gold, Inc.	12,036,191	47,265,585	0.4%
Other Securities		902,483,007	7.0%

TOTAL CANADA		1,415,161,453	11.1%

CHINA — (0.0%)
Other Securities		806,719	0.0%

DENMARK — (2.5%)
* Jyske Bank AS	1,162,241	56,702,266	0.4%
Sydbank AS	1,555,575	53,457,498	0.4%
Other Securities		211,307,402	1.7%

TOTAL DENMARK		321,467,166	2.5%

FINLAND — (2.2%)
Cargotec Oyj, Class B	846,300	43,825,174	0.4%
Konecranes Oyj, Class A	1,038,552	43,198,178	0.3%
Other Securities		202,439,039	1.6%

TOTAL FINLAND		289,462,391	2.3%

FRANCE — (4.1%)
* Elis SA	3,022,710	57,393,983	0.5%
Rexel SA	2,914,413	57,927,440	0.5%

55

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$412,053,956	3.1%

TOTAL FRANCE		527,375,379	4.1%

GERMANY — (6.6%)
Aurubis AG	1,029,677	88,727,111	0.7%
* Commerzbank AG	10,806,353	78,917,487	0.6%
Freenet AG	1,864,258	48,014,410	0.4%
* K+S AG	3,414,677	58,842,642	0.5%
Lanxess AG	1,151,558	77,594,697	0.6%
Other Securities		509,049,380	3.9%

TOTAL GERMANY		861,145,727	6.7%

GREECE — (0.0%)
Other Securities		1,986	0.0%

HONG KONG — (2.3%)
Other Securities		298,086,830	2.3%

IRELAND — (0.3%)
Other Securities		34,253,029	0.3%

ISRAEL — (1.1%)
Other Securities		144,772,065	1.1%

ITALY — (3.7%)
# Banco BPM SpA	22,089,452	68,693,581	0.5%
Unipol Gruppo SpA	10,135,870	58,214,242	0.5%
Other Securities		347,407,845	2.7%

TOTAL ITALY		474,315,668	3.7%

JAPAN — (21.9%)
Other Securities		2,846,865,637	22.3%

NETHERLANDS — (2.7%)
APERAM SA	1,047,061	62,429,558	0.5%
ASR Nederland NV	2,645,910	123,680,962	1.0%
SBM Offshore NV	4,276,666	67,521,170	0.5%
Other Securities		102,713,495	0.8%

TOTAL NETHERLANDS		356,345,185	2.8%

NEW ZEALAND — (0.4%)
Other Securities		46,628,416	0.4%

NORWAY — (0.7%)
Other Securities		96,207,378	0.7%

PORTUGAL — (0.3%)
Other Securities		34,955,180	0.3%

SINGAPORE — (0.9%)
Other Securities		116,403,677	0.9%

56

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.1%)
# Bankinter SA	10,292,835	$56,672,453	0.4%
Other Securities		218,447,235	1.7%

TOTAL SPAIN		275,119,688	2.1%

SWEDEN — (3.4%)
Lindab International AB	1,604,743	52,575,849	0.4%
Other Securities		392,270,937	3.1%

TOTAL SWEDEN		444,846,786	3.5%

SWITZERLAND — (5.3%)
Allreal Holding AG	283,546	59,968,770	0.5%
Helvetia Holding AG	529,875	63,050,268	0.5%
Siegfried Holding AG	64,976	62,496,657	0.5%
Other Securities		503,233,754	3.9%

TOTAL SWITZERLAND		688,749,449	5.4%

UNITED KINGDOM — (14.8%)
Bellway PLC	2,165,422	98,253,559	0.8%
Close Brothers Group PLC	3,165,895	62,363,565	0.5%
Drax Group PLC	6,150,470	44,731,273	0.4%
Grafton Group PLC	5,481,699	100,685,089	0.8%
Man Group PLC	19,186,374	60,940,067	0.5%
* Meggitt PLC	8,865,721	91,022,660	0.7%
Paragon Banking Group PLC	6,577,529	49,308,900	0.4%
* Playtech PLC	4,272,115	40,644,360	0.3%
Redrow PLC	6,678,500	58,802,405	0.5%
Royal Mail PLC	10,200,913	58,806,428	0.5%
Travis Perkins PLC	4,636,653	98,022,794	0.8%
Vesuvius PLC	6,801,719	43,855,831	0.4%
Vistry Group PLC	5,262,888	88,130,772	0.7%
Other Securities		1,029,460,043	7.7%

TOTAL UNITED KINGDOM		1,925,027,746	15.0%

UNITED STATES — (0.0%)
Other Security		1,846,620	0.0%

TOTAL COMMON STOCKS		12,571,938,061	98.3%

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Other Securities		30,269,615	0.3%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Security		503	0.0%

CANADA — (0.0%)
Other Security		39,007	0.0%

NEW ZEALAND — (0.0%)
Other Security		30,165	0.0%

57

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$17,360	0.0%

SPAIN — (0.0%)
Other Security		10,407	0.0%

TOTAL RIGHTS/WARRANTS		97,442	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,248,353,766)		12,602,305,118

		Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,153,941	383,591,098	3.0%

TOTAL INVESTMENTS—(100.0%) (Cost $10,631,897,697)		$12,985,896,216	101.6%

As of October 31, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	510	12/17/21	$112,721,849	$117,223,500	$4,501,651
Total Futures Contracts			$112,721,849	$117,223,500	$4,501,651

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,006,098,427	—	$1,006,098,427
Austria	—	127,262,202	—	127,262,202
Belgium	$825,516	237,907,741	—	238,733,257
Canada	1,412,654,957	2,506,496	—	1,415,161,453
China	—	806,719	—	806,719
Denmark	—	321,467,166	—	321,467,166
Finland	—	289,462,391	—	289,462,391
France	—	527,375,379	—	527,375,379
Germany	15,404,577	845,741,150	—	861,145,727
Greece	—	—	$1,986	1,986
Hong Kong	—	297,553,804	533,026	298,086,830
Ireland	—	34,253,029	—	34,253,029
Israel	1,517,258	143,254,807	—	144,772,065
Italy	—	474,315,668	—	474,315,668
Japan	18,249,171	2,828,616,466	—	2,846,865,637
Netherlands	—	356,345,185	—	356,345,185
New Zealand	—	46,628,416	—	46,628,416
Norway	—	96,207,378	—	96,207,378
Portugal	—	34,955,180	—	34,955,180

58

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$115,028,770	$1,374,907	$116,403,677
Spain	—	275,119,688	—	275,119,688
Sweden	$4,722,188	440,124,598	—	444,846,786
Switzerland	1,311,051	687,438,398	—	688,749,449
United Kingdom	—	1,925,027,746	—	1,925,027,746
United States	1,846,620	—	—	1,846,620
Preferred Stocks
Germany	—	30,269,615	—	30,269,615
Rights/Warrants
Austria	—	503	—	503
Canada	—	39,007	—	39,007
New Zealand	—	30,165	—	30,165
Singapore	—	17,360	—	17,360
Spain	—	10,407	—	10,407
Securities Lending Collateral	—	383,591,098	—	383,591,098
Futures Contracts**	4,501,651	—	—	4,501,651

TOTAL	$1,461,032,989	$11,527,454,959	$1,909,919^	$12,990,397,867

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

59

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.8%)
AUSTRALIA — (6.0%)
National Australia Bank Ltd.	308,973	$6,717,683	0.2%
Westpac Banking Corp.	357,485	6,954,916	0.2%
Other Securities		215,373,029	5.8%

TOTAL AUSTRALIA		229,045,628	6.2%

AUSTRIA — (0.7%)
Other Securities		28,127,457	0.8%

BELGIUM — (1.2%)
Other Securities		43,782,692	1.2%

CANADA — (9.9%)
Bank of Nova Scotia	102,743	6,735,831	0.2%
Canadian Natural Resources Ltd.	218,739	9,298,595	0.3%
Royal Bank of Canada	73,948	7,697,141	0.2%
Suncor Energy, Inc.	242,441	6,376,198	0.2%
Tourmaline Oil Corp.	211,983	7,661,603	0.2%
Other Securities		341,427,029	9.1%

TOTAL CANADA		379,196,397	10.2%

CHINA — (0.0%)
Other Securities		248,576	0.0%

DENMARK — (2.4%)
Novo Nordisk AS, Class B	58,933	6,462,290	0.2%
# Pandora AS	42,629	5,965,313	0.2%
Other Securities		78,578,314	2.0%

TOTAL DENMARK		91,005,917	2.4%

FINLAND — (1.7%)
Other Securities		64,132,489	1.7%

FRANCE — (7.2%)
Arkema SA	56,478	7,725,851	0.2%
# BNP Paribas SA	106,510	7,129,482	0.2%
Carrefour SA	467,430	8,462,285	0.2%
Cie de Saint-Gobain	85,238	5,882,490	0.2%
Cie Generale des Etablissements Michelin SCA	51,511	8,098,427	0.2%
Engie SA	450,025	6,401,672	0.2%
# Orange SA	1,316,569	14,357,118	0.4%
TotalEnergies SE	308,861	15,466,199	0.4%
Other Securities		201,686,521	5.4%

TOTAL FRANCE		275,210,045	7.4%

GERMANY — (6.1%)
Allianz SE	36,861	8,559,505	0.2%
Bayerische Motoren Werke AG	59,479	6,009,520	0.2%
* Commerzbank AG	883,755	6,453,954	0.2%
Daimler AG	163,910	16,270,103	0.5%
KION Group AG	61,526	6,720,408	0.2%

60

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	Other Securities		$190,211,492	5.0%

	TOTAL GERMANY		234,224,982	6.3%

	HONG KONG — (2.2%)
	Other Securities		83,786,185	2.3%

	IRELAND — (0.8%)
#	CRH PLC, Sponsored ADR	242,922	11,645,681	0.3%
	Other Securities		18,814,777	0.5%

	TOTAL IRELAND		30,460,458	0.8%

	ISRAEL — (1.1%)
	Other Securities		40,476,578	1.1%

	ITALY — (2.6%)
	UniCredit SpA	476,352	6,297,103	0.2%
	Other Securities		92,977,039	2.5%

	TOTAL ITALY		99,274,142	2.7%

	JAPAN — (22.8%)
	ENEOS Holdings, Inc.	1,499,070	6,044,624	0.2%
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,125,063	0.2%
	SoftBank Group Corp.	189,600	10,264,444	0.3%
	Sony Group Corp., Sponsored ADR	54,920	6,359,187	0.2%
	Toyota Motor Corp.	430,090	7,588,575	0.2%
#	Toyota Motor Corp., Sponsored ADR	34,806	6,145,695	0.2%
	Other Securities		825,746,654	22.1%

	TOTAL JAPAN		868,274,242	23.4%

	NETHERLANDS — (4.0%)
#	Aegon NV	1,281,817	6,501,745	0.2%
	ASML Holding NV	9,650	7,844,024	0.2%
	ASR Nederland NV	149,446	6,985,735	0.2%
	Koninklijke Ahold Delhaize NV	417,882	13,594,727	0.4%
	Randstad NV	97,050	6,972,790	0.2%
Ω	Signify NV	139,981	6,782,973	0.2%
	Stellantis NV	684,296	13,663,295	0.4%
	Other Securities		92,009,344	2.4%

	TOTAL NETHERLANDS		154,354,633	4.2%

	NEW ZEALAND — (0.5%)
	Other Securities		18,848,422	0.5%

	NORWAY — (0.9%)
	Other Securities		34,154,176	0.9%

	PORTUGAL — (0.3%)
	Other Securities		9,398,212	0.3%

	SINGAPORE — (0.8%)
	Other Securities		31,551,712	0.8%

61

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
# Banco Santander SA	1,654,793	$6,276,767	0.2%
Other Securities		68,632,226	1.8%

TOTAL SPAIN		74,908,993	2.0%

SWEDEN — (3.5%)
Other Securities		134,529,860	3.6%

SWITZERLAND — (7.2%)
Georg Fischer AG	4,182	6,327,583	0.2%
Julius Baer Group Ltd.	127,245	9,203,895	0.3%
Nestle SA	126,847	16,732,029	0.5%
Swiss Life Holding AG	11,301	6,199,347	0.2%
Swisscom AG	15,415	8,393,842	0.2%
Zurich Insurance Group AG	14,535	6,442,211	0.2%
Other Securities		222,040,181	5.8%

TOTAL SWITZERLAND		275,339,088	7.4%

UNITED KINGDOM — (11.9%)
BP PLC	2,030,060	9,725,815	0.3%
* BT Group PLC	3,604,399	6,847,741	0.2%
HSBC Holdings PLC, Sponsored ADR	320,826	9,647,238	0.3%
Kingfisher PLC	1,314,662	6,033,761	0.2%
Royal Dutch Shell PLC, Sponsored ADR, Class B	311,988	14,301,530	0.4%
Other Securities		407,199,866	10.8%

TOTAL UNITED KINGDOM		453,755,951	12.2%

UNITED STATES — (0.0%)
Other Securities		772,717	0.0%

TOTAL COMMON STOCKS		3,654,859,552	98.4%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Volkswagen AG	30,000	6,732,942	0.2%
Other Securities		12,861,997	0.3%

TOTAL GERMANY		19,594,939	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		1,803	0.0%

CANADA — (0.0%)
Other Securities		149,605	0.0%

HONG KONG — (0.0%)
Other Security		362	0.0%

NEW ZEALAND — (0.0%)
Other Security		4,499	0.0%

PORTUGAL — (0.0%)
Other Security		1,564	0.0%

62

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Security		$82,748	0.0%

TOTAL RIGHTS/WARRANTS		240,581	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,695,410,139)		3,674,695,072

		Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	12,358,512	142,987,985	3.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,838,377,627)		$3,817,683,057	102.7%

As of October 31, 2021, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	78	12/17/21	$17,102,224	$17,928,300	$826,076

Total Futures Contracts			$17,102,224	$17,928,300	$826,076

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$235,357	$228,810,221	$50	$229,045,628
Austria	—	28,127,457	—	28,127,457
Belgium	1,989,595	41,793,097	—	43,782,692
Canada	377,787,675	1,408,722	—	379,196,397
China	—	248,576	—	248,576
Denmark	—	91,005,917	—	91,005,917
Finland	—	64,132,489	—	64,132,489
France	351,761	274,856,393	1,891	275,210,045
Germany	8,560,250	225,664,732	—	234,224,982
Hong Kong	117,300	83,579,229	89,656	83,786,185
Ireland	11,645,681	18,814,777	—	30,460,458
Israel	3,121,274	37,355,304	—	40,476,578
Italy	1,153,965	98,120,177	—	99,274,142
Japan	17,470,956	850,803,286	—	868,274,242
Netherlands	17,090,712	137,263,921	—	154,354,633
New Zealand	10,554	18,837,868	—	18,848,422
Norway	45,021	34,109,155	—	34,154,176
Portugal	—	9,398,212	—	9,398,212
Singapore	334,947	31,154,416	62,349	31,551,712
Spain	3,623,676	71,285,317	—	74,908,993
Sweden	372,233	134,157,627	—	134,529,860
Switzerland	16,241,831	259,097,257	—	275,339,088

63

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$57,737,822	$396,018,129	—	$453,755,951
United States	575,239	197,478	—	772,717
Preferred Stocks
Germany	—	19,594,939	—	19,594,939
Rights/Warrants
Austria	—	1,803	—	1,803
Canada	—	149,605	—	149,605
Hong Kong	—	362	—	362
New Zealand	—	4,499	—	4,499
Portugal	—	1,564	—	1,564
Spain	—	82,748	—	82,748
Securities Lending Collateral	—	142,987,985	—	142,987,985
Futures Contracts**	826,076	—	—	826,076

TOTAL	$519,291,925	$3,299,063,262	$153,946^	$3,818,509,133

**	Valued at the unrealized appreciation/(depreciation) on the investment
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

64

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.0%)
# BHP Group Ltd., Sponsored ADR	261,477	$14,339,399	0.7%
CSL Ltd.	93,279	21,224,731	1.0%
Wesfarmers Ltd.	252,587	10,928,358	0.5%
Other Securities		89,562,204	4.0%

TOTAL AUSTRALIA		136,054,692	6.2%

AUSTRIA — (0.1%)
Other Securities		3,304,905	0.2%

BELGIUM — (0.7%)
Other Securities		15,930,310	0.7%

CANADA — (9.6%)
Canadian National Railway Co.	103,129	13,706,091	0.6%
Constellation Software, Inc.	6,141	10,792,351	0.5%
National Bank of Canada	138,986	11,506,549	0.5%
Royal Bank of Canada	185,318	19,289,484	0.9%
Royal Bank of Canada	64,164	6,673,698	0.3%
TC Energy Corp.	200,669	10,855,518	0.5%
Other Securities		144,179,424	6.6%

TOTAL CANADA		217,003,115	9.9%

DENMARK — (2.7%)
Novo Nordisk AS, Class B	490,008	53,731,758	2.4%
Other Securities		7,642,730	0.4%

TOTAL DENMARK		61,374,488	2.8%

FINLAND — (0.9%)
Other Securities		20,021,880	0.9%

FRANCE — (9.1%)
Air Liquide SA	66,793	11,151,605	0.5%
* Airbus SE	114,996	14,751,919	0.7%
Capgemini SE	55,952	13,045,927	0.6%
Kering SA	17,329	13,006,013	0.6%
Legrand SA	107,350	11,710,814	0.5%
LVMH Moet Hennessy Louis Vuitton SE	59,150	46,380,786	2.1%
Other Securities		96,011,168	4.4%

TOTAL FRANCE		206,058,232	9.4%

GERMANY — (7.1%)
Bayer AG	204,634	11,532,692	0.5%
Daimler AG	196,327	19,487,892	0.9%
Deutsche Post AG	218,448	13,523,455	0.6%
Deutsche Telekom AG	837,113	15,567,916	0.7%
E.ON SE	886,740	11,243,686	0.5%
Other Securities		88,913,803	4.1%

TOTAL GERMANY		160,269,444	7.3%

65

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CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.3%)
Hong Kong Exchanges & Clearing Ltd.	293,437	$17,677,145	0.8%
Techtronic Industries Co. Ltd.	571,500	11,741,611	0.5%
Other Securities		22,099,748	1.1%

TOTAL HONG KONG		51,518,504	2.4%

IRELAND — (0.6%)
Other Securities		13,209,635	0.6%

ISRAEL — (0.4%)
Other Securities		9,746,523	0.4%

ITALY — (1.7%)
Other Securities		39,537,219	1.8%

JAPAN — (20.7%)
Daikin Industries Ltd.	49,600	10,863,132	0.5%
Hitachi Ltd.	263,500	15,184,066	0.7%
Hoya Corp.	78,800	11,600,027	0.5%
KDDI Corp.	456,200	13,950,588	0.6%
Nintendo Co. Ltd.	25,600	11,306,418	0.5%
Recruit Holdings Co. Ltd.	234,200	15,578,749	0.7%
SoftBank Group Corp.	427,500	23,143,722	1.1%
Sony Group Corp.	328,700	38,062,239	1.7%
Tokyo Electron Ltd.	33,900	15,798,515	0.7%
Other Securities		314,033,352	14.5%

TOTAL JAPAN		469,520,808	21.5%

NETHERLANDS — (4.5%)
ASML Holding NV	14,189	11,534,233	0.5%
ASML Holding NV	52,224	42,451,845	2.0%
Koninklijke Ahold Delhaize NV	441,808	14,373,098	0.7%
Wolters Kluwer NV	135,723	14,212,699	0.7%
Other Securities		19,962,958	0.8%

TOTAL NETHERLANDS		102,534,833	4.7%

NEW ZEALAND — (0.2%)
Other Securities		5,796,298	0.3%

NORWAY — (0.7%)
Other Securities		16,637,032	0.8%

PORTUGAL — (0.1%)
Other Security		1,495,116	0.1%

SINGAPORE — (0.8%)
Other Securities		17,435,745	0.8%

SPAIN — (1.8%)
Iberdrola SA	961,878	11,368,609	0.5%
Other Securities		29,892,893	1.4%

TOTAL SPAIN		41,261,502	1.9%

66

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (2.8%)
Other Securities		$63,574,460	2.9%

SWITZERLAND — (8.9%)
Geberit AG	14,079	10,995,031	0.5%
# Givaudan SA	2,412	11,365,189	0.5%
Nestle SA	290,751	38,352,143	1.7%
Partners Group Holding AG	7,501	13,103,903	0.6%
Roche Holding AG	8,192	3,523,567	0.2%
Roche Holding AG	183,630	71,137,153	3.3%
Sika AG	36,778	12,459,637	0.6%
Other Securities		41,007,174	1.9%

TOTAL SWITZERLAND		201,943,797	9.3%

UNITED KINGDOM — (13.4%)
Ashtead Group PLC	224,550	18,819,564	0.9%
AstraZeneca PLC	67,346	8,425,072	0.4%
AstraZeneca PLC, Sponsored ADR	411,126	25,646,040	1.2%
BAE Systems PLC	1,647,985	12,426,073	0.6%
Diageo PLC	80,730	4,016,454	0.2%
Diageo PLC, Sponsored ADR	106,135	21,191,975	1.0%
Ferguson PLC	94,077	14,155,179	0.6%
# Rio Tinto PLC, Sponsored ADR	251,488	15,911,646	0.7%
SSE PLC	501,447	11,292,383	0.5%
Unilever PLC	48,760	2,610,702	0.1%
Unilever PLC	62,170	3,328,181	0.2%
Unilever PLC, Sponsored ADR	508,666	27,254,324	1.2%
Other Securities		138,375,077	6.3%

TOTAL UNITED KINGDOM		303,452,670	13.9%

TOTAL COMMON STOCKS		2,157,681,208	98.8%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		16,278,674	0.8%

TOTAL INVESTMENT SECURITIES (Cost $1,682,823,541)		2,173,959,882

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	8,322,937	96,296,385	4.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,779,114,946)		$2,270,256,267	104.0%

67

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$14,339,399	$121,715,293	—	$136,054,692
Austria	—	3,304,905	—	3,304,905
Belgium	—	15,930,310	—	15,930,310
Canada	217,003,115	—	—	217,003,115
Denmark	—	61,374,488	—	61,374,488
Finland	744,131	19,277,749	—	20,021,880
France	2,455,556	203,602,676	—	206,058,232
Germany	436,098	159,833,346	—	160,269,444
Hong Kong	—	51,518,504	—	51,518,504
Ireland	4,037,123	9,172,512	—	13,209,635
Israel	3,274,027	6,472,496	—	9,746,523
Italy	4,326,692	35,210,527	—	39,537,219
Japan	—	469,520,808	—	469,520,808
Netherlands	42,451,845	60,082,988	—	102,534,833
New Zealand	—	5,796,298	—	5,796,298
Norway	—	16,637,032	—	16,637,032
Portugal	—	1,495,116	—	1,495,116
Singapore	—	17,435,745	—	17,435,745
Spain	—	41,261,502	—	41,261,502
Sweden	—	63,574,460	—	63,574,460
Switzerland	5,763,361	196,180,436	—	201,943,797
United Kingdom	105,766,135	197,686,535	—	303,452,670
Preferred Stocks
Germany	—	16,278,674	—	16,278,674
Securities Lending Collateral	—	96,296,385	—	96,296,385

TOTAL	$400,597,482	$1,869,658,785	—	$2,270,256,267

See accompanying Notes to Financial Statements.

68

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$186,926,657
Investment in Dimensional Emerging Markets Value Fund		94,194,508
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,238,231	27,414,434

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $259,828,811)		$308,535,599

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$308,535,599	—	—	$308,535,599

TOTAL	$308,535,599	—	—	$308,535,599

See accompanying Notes to Financial Statements.

69

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.2%)
# BHP Group Ltd.	352,621	$9,685,435	0.3%
Commonwealth Bank of Australia	87,813	6,960,251	0.2%
CSL Ltd.	28,867	6,568,405	0.2%
Other Securities		151,335,210	3.6%

TOTAL AUSTRALIA		174,549,301	4.3%

AUSTRIA — (0.4%)
Other Securities		16,069,401	0.4%

BELGIUM — (0.7%)
Other Securities		30,014,556	0.7%

BRAZIL — (1.0%)
Vale SA	628,010	7,968,353	0.2%
Other Securities		34,429,696	0.8%

TOTAL BRAZIL		42,398,049	1.0%

CANADA — (7.2%)
Bank of Montreal	65,266	7,082,014	0.2%
Canadian Natural Resources Ltd.	164,318	6,983,781	0.2%
Canadian Natural Resources Ltd.	155,586	6,613,961	0.2%
Magna International, Inc.	87,254	7,093,750	0.2%
National Bank of Canada	93,086	7,706,522	0.2%
# Royal Bank of Canada	120,786	12,572,441	0.3%
Royal Bank of Canada	97,598	10,151,168	0.3%
# Toronto-Dominion Bank	89,325	6,476,956	0.2%
Other Securities		236,312,112	5.6%

TOTAL CANADA		300,992,705	7.4%

CHILE — (0.1%)
Other Securities		4,449,703	0.1%

CHINA — (9.1%)
* Alibaba Group Holding Ltd., Sponsored ADR	44,024	7,261,319	0.2%
China Construction Bank Corp., Class H	10,898,000	7,416,968	0.2%
Ping An Insurance Group Co. of China Ltd., Class H	908,000	6,503,758	0.2%
Tencent Holdings Ltd.	442,200	26,898,934	0.7%
Other Securities		331,912,367	8.0%

TOTAL CHINA		379,993,346	9.3%

COLOMBIA — (0.1%)
Other Securities		2,328,978	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		1,213,913	0.0%

DENMARK — (1.6%)
Novo Nordisk AS, Class B	144,089	15,800,059	0.4%
Other Securities		51,971,890	1.3%

TOTAL DENMARK		67,771,949	1.7%

70

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CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$260,407	0.0%

FINLAND — (1.1%)
Other Securities		46,026,912	1.1%

FRANCE — (5.3%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	17,101,690	0.4%
TotalEnergies SE	176,070	8,816,696	0.2%
Vinci SA	66,251	7,082,907	0.2%
Other Securities		188,380,663	4.6%

TOTAL FRANCE		221,381,956	5.4%

GERMANY — (4.4%)
Bayerische Motoren Werke AG	72,976	7,373,203	0.2%
Daimler AG	116,609	11,574,891	0.3%
Deutsche Telekom AG	371,759	6,913,658	0.2%
Other Securities		156,515,437	3.8%

TOTAL GERMANY		182,377,189	4.5%

GREECE — (0.1%)
Other Securities		2,353,597	0.1%

HONG KONG — (1.5%)
AIA Group Ltd.	608,200	6,816,103	0.2%
Other Securities		56,280,980	1.3%

TOTAL HONG KONG		63,097,083	1.5%

HUNGARY — (0.1%)
Other Securities		3,161,564	0.1%

INDIA — (4.3%)
Infosys Ltd.	347,300	7,787,308	0.2%
Reliance Industries Ltd.	235,961	8,019,213	0.2%
Other Securities		166,007,354	4.0%

TOTAL INDIA		181,813,875	4.4%

INDONESIA — (0.5%)
Other Securities		19,227,175	0.5%

IRELAND — (0.6%)
CRH PLC, Sponsored ADR	218,452	10,472,589	0.3%
Other Securities		15,784,034	0.3%

TOTAL IRELAND		26,256,623	0.6%

ISRAEL — (0.6%)
Other Securities		25,711,150	0.6%

ITALY — (1.8%)
Other Securities		74,742,658	1.8%

JAPAN — (14.5%)
SoftBank Group Corp.	157,844	8,545,258	0.2%

71

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CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Group Corp.	104,000	$12,042,814	0.3%
Toyota Motor Corp.	1,130,315	19,943,453	0.5%
Other Securities		564,955,502	13.8%

TOTAL JAPAN		605,487,027	14.8%

MALAYSIA — (0.5%)
Other Securities		22,509,416	0.5%

MEXICO — (0.6%)
Other Securities		27,022,855	0.7%

NETHERLANDS — (2.6%)
ASML Holding NV	20,610	16,753,457	0.4%
Koninklijke Ahold Delhaize NV	261,210	8,497,794	0.2%
Stellantis NV	444,798	8,881,266	0.2%
Other Securities		75,007,080	1.9%

TOTAL NETHERLANDS		109,139,597	2.7%

NEW ZEALAND — (0.3%)
Other Securities		14,483,709	0.3%

NORWAY — (0.7%)
Other Securities		27,941,992	0.7%

PERU — (0.0%)
Other Securities		282,164	0.0%

PHILIPPINES — (0.2%)
Other Securities		10,411,825	0.2%

POLAND — (0.3%)
Other Securities		12,195,746	0.3%

PORTUGAL — (0.1%)
Other Securities		5,437,389	0.1%

QATAR — (0.1%)
Other Securities		6,173,656	0.1%

RUSSIA — (0.3%)
Other Securities		10,829,184	0.3%

SAUDI ARABIA — (0.8%)
Other Securities		35,528,203	0.9%

SINGAPORE — (0.6%)
Other Securities		24,238,196	0.6%

SOUTH AFRICA — (1.6%)
Other Securities		65,849,684	1.6%

SOUTH KOREA — (4.3%)
Samsung Electronics Co. Ltd.	661,530	39,607,861	1.0%
SK Hynix, Inc.	79,671	7,023,044	0.2%

72

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$132,948,484	3.2%

TOTAL SOUTH KOREA		179,579,389	4.4%

SPAIN — (1.3%)
Iberdrola SA	581,973	6,878,441	0.2%
Other Securities		45,927,278	1.1%

TOTAL SPAIN		52,805,719	1.3%

SWEDEN — (2.3%)
Volvo AB, Class B	272,897	6,363,726	0.2%
Other Securities		91,247,321	2.2%

TOTAL SWEDEN		97,611,047	2.4%

SWITZERLAND — (5.0%)
Nestle SA	285,492	37,658,443	0.9%
Novartis AG	100,236	8,290,790	0.2%
Roche Holding AG	58,789	22,774,504	0.6%
Sika AG	19,260	6,524,895	0.2%
Other Securities		131,916,854	3.2%

TOTAL SWITZERLAND		207,165,486	5.1%

TAIWAN — (5.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	24,827,739	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	14,709,255	0.4%
Other Securities		186,023,734	4.5%

TOTAL TAIWAN		225,560,728	5.5%

THAILAND — (0.6%)
Other Securities		27,137,999	0.7%

TURKEY — (0.2%)
Other Securities		7,084,237	0.2%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		6,426,386	0.2%

UNITED KINGDOM — (8.7%)
Ashtead Group PLC	76,598	6,419,688	0.2%
AstraZeneca PLC, Sponsored ADR	149,455	9,323,003	0.2%
BP PLC, Sponsored ADR	305,930	8,807,725	0.2%
HSBC Holdings PLC, Sponsored ADR	230,666	6,936,127	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	10,940,269	0.3%
Royal Dutch Shell PLC, Sponsored ADR, Class B	341,272	15,643,908	0.4%
Unilever PLC, Sponsored ADR	123,174	6,599,663	0.2%
Other Securities		298,729,185	7.2%

TOTAL UNITED KINGDOM		363,399,568	8.9%

UNITED STATES — (0.0%)
Other Securities		908,535	0.0%

TOTAL COMMON STOCKS		4,011,401,827	98.1%

73

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.2%)
Other Securities		$10,076,015	0.3%

CHILE — (0.0%)
Other Securities		196,528	0.0%

COLOMBIA — (0.0%)
Other Securities		309,579	0.0%

GERMANY — (0.4%)
Other Securities		17,118,576	0.4%

PHILIPPINES — (0.0%)
Other Security		48,159	0.0%

SOUTH KOREA — (0.0%)
Other Securities		40,073	0.0%

THAILAND — (0.0%)
Other Security		146,079	0.0%

TOTAL PREFERRED STOCKS		27,935,009	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		348	0.0%

CANADA — (0.0%)
Other Security		52,504	0.0%

HONG KONG — (0.0%)
Other Security		304	0.0%

NEW ZEALAND — (0.0%)
Other Security		1,054	0.0%

SOUTH KOREA — (0.0%)
Other Security		403	0.0%

SPAIN — (0.0%)
Other Security		65,085	0.0%

TAIWAN — (0.0%)
Other Securities		2,200	0.0%

THAILAND — (0.0%)
Other Securities		112,544	0.0%

TOTAL RIGHTS/WARRANTS		234,442	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,030,242,478)		4,039,571,278

74

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	12,493,822	$144,553,518	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,174,772,909)		$4,184,124,796	102.3%

As of October 31, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	12/17/21	$35,282,412	$36,316,300	$1,033,888

Total Futures Contracts			$35,282,412	$36,316,300	$1,033,888

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$932,297	$173,617,004	—	$174,549,301
Austria	—	16,069,401	—	16,069,401
Belgium	305,632	29,708,924	—	30,014,556
Brazil	42,398,049	—	—	42,398,049
Canada	300,295,695	697,010	—	300,992,705
Chile	949,520	3,500,183	—	4,449,703
China	35,900,636	342,341,550	$1,751,160	379,993,346
Colombia	2,328,978	—	—	2,328,978
Czech Republic	—	1,213,913	—	1,213,913
Denmark	—	67,771,949	—	67,771,949
Egypt	121,360	139,047	—	260,407
Finland	—	46,026,912	—	46,026,912
France	552,196	220,827,504	2,256	221,381,956
Germany	1,589,887	180,787,302	—	182,377,189
Greece	—	2,352,157	1,440	2,353,597
Hong Kong	623,146	62,411,909	62,028	63,097,083
Hungary	—	3,161,564	—	3,161,564
India	3,431,397	178,382,005	473	181,813,875
Indonesia	166,221	18,948,801	112,153	19,227,175
Ireland	10,472,589	15,784,034	—	26,256,623
Israel	2,125,667	23,585,483	—	25,711,150
Italy	659,759	74,082,899	—	74,742,658
Japan	4,432,921	601,054,106	—	605,487,027
Malaysia	—	22,509,237	179	22,509,416
Mexico	26,892,787	129,870	198	27,022,855
Netherlands	18,193,004	90,946,593	—	109,139,597
New Zealand	—	14,483,709	—	14,483,709
Norway	188,284	27,753,708	—	27,941,992
Peru	281,575	589	—	282,164
Philippines	27,536	10,384,289	—	10,411,825
Poland	—	12,195,746	—	12,195,746

75

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$5,437,389	—	$5,437,389
Qatar	—	6,173,656	—	6,173,656
Russia	$4,840,114	5,989,070	—	10,829,184
Saudi Arabia	52,343	35,475,860	—	35,528,203
Singapore	412,749	23,782,381	$43,066	24,238,196
South Africa	8,360,502	57,489,182	—	65,849,684
South Korea	778,135	178,742,201	59,053	179,579,389
Spain	642,129	52,163,590	—	52,805,719
Sweden	138,422	97,472,625	—	97,611,047
Switzerland	9,164,251	198,001,235	—	207,165,486
Taiwan	14,904,075	210,647,008	9,645	225,560,728
Thailand	27,137,999	—	—	27,137,999
Turkey	—	7,084,237	—	7,084,237
United Arab Emirates	—	6,424,573	1,813	6,426,386
United Kingdom	84,487,086	278,912,482	—	363,399,568
United States	812,227	96,308	—	908,535
Preferred Stocks
Brazil	10,076,015	—	—	10,076,015
Chile	—	196,528	—	196,528
Colombia	309,579	—	—	309,579
Germany	—	17,118,576	—	17,118,576
Philippines	—	48,159	—	48,159
South Korea	—	40,073	—	40,073
Thailand	146,079	—	—	146,079
Rights/Warrants
Austria	—	348	—	348
Canada .	—	52,504	—	52,504
Hong Kong	—	304	—	304
New Zealand	—	1,054	—	1,054
South Korea	—	403	—	403
Spain	—	65,085	—	65,085
Taiwan	—	2,200	—	2,200
Thailand	—	112,544	—	112,544
Securities Lending Collateral	—	144,553,518	—	144,553,518
Futures Contracts**	1,033,888	—	—	1,033,888

TOTAL	$616,164,729	$3,566,950,491	$2,043,464^	$4,185,158,684

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

76

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	17,742,691	$643,172,559
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,309,539	315,517,875
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,209,080	131,060,446

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $682,661,848)		$1,089,750,880

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,089,750,880	—	—	$1,089,750,880

TOTAL	$1,089,750,880	—	—	$1,089,750,880

See accompanying Notes to Financial Statements.

77

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,644,718	$187,178,852
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,747,864	93,920,091
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,498,237	62,855,657

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $190,773,800)		$343,954,600

As of October 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

					Settlement	Unrealized Foreign Exchange Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
ILS	2,265,832	USD	713,918	Morgan Stanley and Co. International	11/01/21	$2,132
USD	19,857,625	JPY	2,202,126,242	Bank of America Corp.	11/10/21	535,437
NOK	6,629,263	USD	769,251	Goldman Sachs International	11/16/21	15,412
USD	14,963,512	HKD	116,386,099	JP Morgan	11/29/21	3,661
USD	22,817,692	EUR	19,565,224	State Street Bank and Trust	12/28/21	166,590
USD	1,964,512	DKK	12,529,657	JP Morgan	01/21/22	13,141

Total Appreciation						$736,373
USD	35,127	ILS	113,357	Citibank NA	11/01/21	$(696)
USD	37,935	ILS	121,724	State Street Bank and Trust	11/01/21	(532)
USD	630,307	ILS	2,030,751	UBS AG	11/01/21	(11,453)
JPY	106,015,644	USD	953,413	Barclays Capital	11/10/21	(23,197)
USD	757,141	NOK	6,629,263	Citibank NA	11/16/21	(27,522)
USD	157,223	SEK	1,351,755	Citibank NA	12/29/21	(331)
USD	2,811,009	SEK	24,612,841	HSBC Bank	12/29/21	(57,748)
USD	10,576,368	GBP	7,766,559	Australia & New Zealand Banking Group Ltd.	01/04/22	(56,290)
USD	5,096,818	AUD	6,974,500	HSBC Bank	01/06/22	(151,024)
USD	5,805,964	CHF	5,357,395	HSBC Bank	01/10/22	(58,029)
USD	720,747	ILS	2,285,364	Morgan Stanley and Co. International	01/27/22	(2,174)

Total (Depreciation)						$(388,996)

Total Appreciation (Depreciation)						$347,377

As of October 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	19	12/17/21	$4,265,025	$4,367,150	$102,125

Total Futures Contracts			$4,265,025	$4,367,150	$102,125

78

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$343,954,600	—	—	$343,954,600
Forward Currency Contracts**	—	$347,377	—	347,377
Futures Contracts**	102,125	—	—	102,125

TOTAL	$344,056,725	$347,377	—	$344,404,102

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

79

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$6,228,860,498

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$6,228,860,498

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

80

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$5,116,706,982

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,116,706,982

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

81

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$13,194,407,897

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,194,407,897

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

82

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.3%)
	BRAZIL — (3.2%)
	Petroleo Brasileiro SA	16,003,488	$78,460,703	0.3%
	Vale SA	15,469,805	196,284,906	0.7%
	Other Securities		672,451,903	2.2%

	TOTAL BRAZIL		947,197,512	3.2%

	CHILE — (0.4%)
	Other Securities		127,309,381	0.4%

	CHINA — (30.7%)
*	Alibaba Group Holding Ltd.	7,662,500	157,561,366	0.6%
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	417,121,714	1.5%
	ANTA Sports Products Ltd.	4,074,000	63,121,416	0.2%
*	Baidu, Inc., Sponsored ADR	559,862	90,832,011	0.3%
	Bank of China Ltd., Class H	204,333,702	72,314,014	0.3%
	BYD Co. Ltd., Class H	3,071,300	117,469,796	0.4%
	China Construction Bank Corp., Class H	375,913,302	255,839,332	0.9%
	China Merchants Bank Co. Ltd., Class H	19,175,646	160,694,568	0.6%
	China Petroleum & Chemical Corp., Class H	144,228,400	70,272,792	0.3%
	Geely Automobile Holdings Ltd.	29,475,000	102,297,101	0.4%
#	Great Wall Motor Co. Ltd., Class H	15,115,250	68,011,736	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	265,967,725	145,793,419	0.5%
*	JD.com, Inc., ADR	933,460	73,071,249	0.3%
#	Lenovo Group Ltd.	63,424,000	68,876,434	0.3%
	Li Ning Co. Ltd.	7,957,583	87,812,377	0.3%
*Ω	Meituan, Class B	2,761,100	93,956,395	0.3%
	NetEase, Inc., ADR	1,143,858	111,629,102	0.4%
*	NIO, Inc., ADR	1,820,873	71,760,605	0.3%
	PetroChina Co. Ltd., Class H	142,684,000	68,794,722	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	30,207,000	216,364,567	0.8%
	Sunny Optical Technology Group Co. Ltd.	2,316,400	62,156,979	0.2%
	Tencent Holdings Ltd.	16,149,900	982,395,071	3.4%
*Ω	Xiaomi Corp., Class B	25,612,600	70,013,439	0.3%
	Yum China Holdings, Inc.	1,340,150	76,495,762	0.3%
	Other Securities		5,378,529,482	17.7%

	TOTAL CHINA		9,083,185,449	31.2%

	COLOMBIA — (0.2%)
	Other Securities		47,310,651	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		32,595,311	0.1%

	EGYPT — (0.0%)
	Other Securities		15,832,090	0.1%

	GREECE — (0.2%)
	Other Securities		63,285,471	0.2%

	HONG KONG — (0.2%)
	Other Securities		47,921,347	0.2%

83

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$73,889,087	0.2%

INDIA — (13.6%)
HCL Technologies Ltd.	4,015,915	61,559,527	0.2%
HDFC Bank Ltd.	5,989,118	127,277,274	0.5%
Housing Development Finance Corp. Ltd.	2,600,724	99,045,387	0.4%
ICICI Bank Ltd., Sponsored ADR	3,949,896	83,540,300	0.3%
Infosys Ltd.	7,880,895	176,708,768	0.6%
Infosys Ltd., Sponsored ADR	4,067,156	90,616,236	0.3%
Reliance Industries Ltd.	8,205,897	278,880,128	1.0%
Tata Consultancy Services Ltd.	2,369,939	107,922,513	0.4%
Other Securities		2,980,329,039	10.0%

TOTAL INDIA		4,005,879,172	13.7%

INDONESIA — (1.7%)
Bank Central Asia Tbk PT	112,444,000	59,457,835	0.2%
Other Securities		438,804,458	1.5%

TOTAL INDONESIA		498,262,293	1.7%

MALAYSIA — (1.6%)
Other Securities		473,866,456	1.6%

MEXICO — (2.2%)
America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	66,911,954	0.2%
# Grupo Mexico SAB de CV, Class B	14,035,878	61,507,524	0.2%
Other Securities		512,945,325	1.8%

TOTAL MEXICO		641,364,803	2.2%

NETHERLANDS — (0.1%)
Other Security		17,726,005	0.1%

PERU — (0.1%)
Other Securities		22,712,384	0.1%

PHILIPPINES — (0.8%)
Other Securities		239,469,348	0.8%

POLAND — (0.9%)
Other Securities		262,412,729	0.9%

QATAR — (0.4%)
Other Securities		116,866,510	0.4%

RUSSIA — (1.1%)
Lukoil PJSC, Sponsored ADR	635,884	64,816,193	0.2%
Sberbank of Russia PJSC, Sponsored ADR	3,020,548	60,577,132	0.2%
Other Securities		197,113,128	0.7%

TOTAL RUSSIA		322,506,453	1.1%

SAUDI ARABIA — (3.0%)
Al Rajhi Bank	2,676,919	99,028,345	0.4%

84

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (Continued)
Other Securities		$796,982,344	2.7%

TOTAL SAUDI ARABIA		896,010,689	3.1%

SOUTH AFRICA — (3.9%)
* MTN Group Ltd.	12,072,408	108,254,825	0.4%
Other Securities		1,049,667,231	3.6%

TOTAL SOUTH AFRICA		1,157,922,056	4.0%

SOUTH KOREA — (13.7%)
LG Chem Ltd.	114,526	82,178,689	0.3%
LG Electronics, Inc.	633,563	65,544,546	0.2%
Samsung Electronics Co. Ltd.	17,111,392	1,024,512,331	3.5%
SK Hynix, Inc.	1,965,870	173,292,552	0.6%
Other Securities		2,695,542,105	9.3%

TOTAL SOUTH KOREA		4,041,070,223	13.9%

TAIWAN — (16.0%)
Hon Hai Precision Industry Co. Ltd.	22,635,403	87,380,306	0.3%
MediaTek, Inc.	2,798,823	92,116,776	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	879,361,426	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,788,624	430,766,549	1.5%
Other Securities		3,227,131,145	11.1%

TOTAL TAIWAN		4,716,756,202	16.2%

THAILAND — (2.0%)
Other Securities		603,577,687	2.1%

TURKEY — (0.4%)
Other Securities		132,234,912	0.4%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		166,250,278	0.6%

UNITED KINGDOM — (0.0%)
Other Security		1,063,633	0.0%

UNITED STATES — (0.0%)
Other Security		6,426,925	0.0%

TOTAL COMMON STOCKS		28,760,905,057	98.7%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Petroleo Brasileiro SA	22,001,222	106,228,658	0.4%
Other Securities		140,970,851	0.5%

TOTAL BRAZIL		247,199,509	0.9%

CHILE — (0.0%)
Other Securities		2,680,141	0.0%

85

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
COLOMBIA — (0.0%)
Other Securities		$10,245,894	0.0%

PHILIPPINES — (0.0%)
Other Security		1,037,601	0.0%

SOUTH KOREA — (0.0%)
Other Securities		631,698	0.0%

THAILAND — (0.0%)
Other Security		990,448	0.0%

TOTAL PREFERRED STOCKS		262,785,291	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Securities		6,071	0.0%

INDONESIA — (0.0%)
Other Security		12,246	0.0%

SOUTH KOREA — (0.0%)
Other Securities		31,054	0.0%

TAIWAN — (0.0%)
Other Securities		48,707	0.0%

THAILAND — (0.0%)
Other Securities		1,519,834	0.0%

TOTAL RIGHTS/WARRANTS		1,617,912	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,747,315,249)		29,025,308,260

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	45,348,297	524,679,798	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $20,271,918,513)		$29,549,988,058	101.4%

As of October 31, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	954	12/17/21	$211,221,711	$219,276,900	$8,055,189

Total Futures Contracts			$211,221,711	$219,276,900	$8,055,189

86

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$947,197,512	—	—		$947,197,512
Chile	36,082,220	$91,227,161	—		127,309,381
China	1,184,682,150	7,858,395,835	$40,107,464		9,083,185,449
Colombia	47,310,651	—	—		47,310,651
Czech Republic	—	32,595,311	—		32,595,311
Egypt	145,411	15,686,679	—		15,832,090
Greece	—	63,122,281	163,190		63,285,471
Hong Kong	8,975,910	38,713,664	231,773		47,921,347
Hungary	—	73,889,087	—		73,889,087
India	191,856,639	3,814,001,078	21,455		4,005,879,172
Indonesia	17,328,641	479,259,643	1,674,009		498,262,293
Malaysia	—	473,866,285	171		473,866,456
Mexico	638,275,178	3,067,747	21,878		641,364,803
Netherlands	—	17,726,005	—		17,726,005
Peru	22,702,879	9,505	—		22,712,384
Philippines	4,858,542	234,610,013	793		239,469,348
Poland	—	262,412,729	—		262,412,729
Qatar	—	116,866,510	—		116,866,510
Russia	26,384,415	296,122,038	—		322,506,453
Saudi Arabia	1,705,833	894,304,856	—		896,010,689
South Africa	146,449,939	1,011,472,117	—		1,157,922,056
South Korea	66,853,722	3,973,125,838	1,090,663		4,041,070,223
Taiwan	443,781,892	4,272,626,468	347,842		4,716,756,202
Thailand	603,577,687	—	—		603,577,687
Turkey	476,082	131,758,830	—		132,234,912
United Arab Emirates	—	166,201,301	48,977		166,250,278
United Kingdom	—	1,063,633	—		1,063,633
United States	6,426,925	—	—		6,426,925
Preferred Stocks
Brazil	247,134,443	65,066	—		247,199,509
Chile	—	2,680,141	—		2,680,141
Colombia	10,245,894	—	—		10,245,894
Philippines	—	1,037,601	—		1,037,601
South Korea	—	631,698	—		631,698
Thailand	990,448	—	—		990,448
Rights/Warrants
India	—	6,071	—		6,071
Indonesia	—	12,246	—		12,246
South Korea	—	31,054	—		31,054
Taiwan	—	48,707	—		48,707
Thailand	—	1,519,834	—		1,519,834
Securities Lending Collateral	—	524,679,798	—		524,679,798
Futures Contracts**	8,055,189	—	—		8,055,189

TOTAL	$4,661,498,202	$24,852,836,830	$43,708,215	^	$29,558,043,247

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

87

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
BRAZIL — (2.4%)
Other Securities		$5,693,992	2.4%

CHILE — (0.3%)
Other Securities		680,494	0.3%

CHINA — (25.2%)
China Conch Venture Holdings Ltd.	201,500	979,158	0.4%
China Gas Holdings Ltd.	390,000	973,448	0.4%
China National Building Material Co. Ltd., Class H	900,000	1,127,964	0.5%
China Resources Gas Group Ltd.	130,000	697,754	0.3%
Fosun International Ltd.	530,500	621,543	0.3%
Kingboard Holdings Ltd.	150,500	655,850	0.3%
Kunlun Energy Co. Ltd.	730,000	664,869	0.3%
PICC Property & Casualty Co. Ltd., Class H	1,102,000	1,025,902	0.5%
Sunac China Holdings Ltd.	398,000	851,133	0.4%
* Tencent Music Entertainment Group, ADR	87,413	687,066	0.3%
* Trip.com Group Ltd., ADR	35,214	1,005,712	0.4%
* Vipshop Holdings Ltd., ADR	58,456	652,369	0.3%
Wharf Holdings Ltd.	231,000	803,134	0.4%
Other Securities		48,925,303	20.6%

TOTAL CHINA		59,671,205	25.4%

COLOMBIA — (0.1%)
Other Securities		270,047	0.1%

GREECE — (0.3%)
Other Securities		765,948	0.3%

HONG KONG — (0.3%)
Other Securities		693,395	0.3%

INDIA — (15.1%)
Adani Enterprises Ltd.	31,994	609,262	0.3%
* Adani Transmission Ltd.	32,300	770,635	0.3%
Cipla Ltd.	50,763	617,870	0.3%
IndusInd Bank Ltd.	50,201	769,331	0.3%
Tata Consumer Products Ltd.	82,391	895,635	0.4%
* Tata Motors Ltd.	152,580	983,071	0.4%
Tata Steel Ltd.	85,210	1,504,263	0.7%
UPL Ltd.	75,705	755,897	0.3%
Other Securities		28,693,377	12.1%

TOTAL INDIA		35,599,341	15.1%

INDONESIA — (1.9%)
Other Securities		4,393,850	1.9%

MALAYSIA — (1.8%)
Other Securities		4,248,060	1.8%

MEXICO — (2.0%)
Grupo Televisa SAB	384,935	778,919	0.3%

88

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MEXICO — (Continued)
Other Securities		$3,840,109	1.7%

TOTAL MEXICO		4,619,028	2.0%

PHILIPPINES — (0.6%)
Other Securities		1,443,052	0.6%

POLAND — (1.3%)
Other Securities		3,074,860	1.3%

QATAR — (0.8%)
Other Securities		1,892,996	0.8%

RUSSIA — (0.8%)
Tatneft PJSC, Sponsored ADR	13,583	619,589	0.3%
Other Securities		1,199,307	0.5%

TOTAL RUSSIA		1,818,896	0.8%

SAUDI ARABIA — (3.3%)
* Bank AlBilad	57,250	644,845	0.3%
Sahara International Petrochemical Co.	64,085	752,557	0.3%
* Saudi Kayan Petrochemical Co.	131,174	714,071	0.3%
Other Securities		5,805,131	2.5%

TOTAL SAUDI ARABIA		7,916,604	3.4%

SOUTH AFRICA — (3.7%)
Aspen Pharmacare Holdings Ltd.	54,209	861,200	0.4%
Nedbank Group Ltd.	54,959	626,260	0.3%
Old Mutual Ltd.	654,522	668,597	0.3%
Other Securities		6,654,516	2.7%

TOTAL SOUTH AFRICA		8,810,573	3.7%

SOUTH KOREA — (16.7%)
E-MART, Inc.	4,144	596,537	0.3%
Hankook Tire & Technology Co. Ltd.	16,838	596,593	0.3%
* Hanwha Solutions Corp.	20,018	702,287	0.3%
* Korean Air Lines Co. Ltd.	23,980	625,217	0.3%
Samsung Fire & Marine Insurance Co. Ltd.	3,347	663,451	0.3%
* Samsung Heavy Industries Co. Ltd.	122,648	670,248	0.3%
Woori Financial Group, Inc.	94,919	1,079,053	0.5%
Other Securities		34,609,901	14.5%

TOTAL SOUTH KOREA		39,543,287	16.8%

TAIWAN — (17.8%)
# AU Optronics Corp.	1,126,000	773,813	0.3%
China Development Financial Holding Corp.	1,938,000	990,567	0.4%
Compal Electronics, Inc.	862,000	758,611	0.3%
# Innolux Corp.	1,286,000	773,569	0.3%
Lite-On Technology Corp.	399,000	880,505	0.4%
Pegatron Corp.	253,000	619,354	0.3%
Pou Chen Corp.	489,000	599,718	0.3%
Shanghai Commercial & Savings Bank Ltd.	389,000	616,045	0.3%
# Shin Kong Financial Holding Co. Ltd.	1,923,698	677,981	0.3%

89

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
SinoPac Financial Holdings Co. Ltd.	1,542,000	$785,321	0.3%
Taishin Financial Holding Co. Ltd.	1,583,166	1,039,341	0.5%
Wistron Corp.	567,000	595,889	0.3%
Other Securities		33,098,981	14.0%

TOTAL TAIWAN		42,209,695	18.0%

THAILAND — (2.1%)
Other Securities		4,901,616	2.1%

TURKEY — (0.6%)
Other Se curities		1,351,815	0.6%

UNITED ARAB EMIRATES — (0.9%)
Emaar Properties PJSC	564,538	618,017	0.3%
Other Securities		1,418,721	0.6%

TOTAL UNITED ARAB EMIRATES		2,036,738	0.9%

TOTAL COMMON STOCKS		231,635,492	98.6%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Gerdau SA	158,000	753,074	0.3%
Other Securities		686,500	0.3%

TOTAL BRAZIL		1,439,574	0.6%

COLOMBIA — (0.0%)
Other Security		73,569	0.0%

PHILIPPINES — (0.0%)
Other Security		18,457	0.0%

SOUTH KOREA — (0.0%)
Other Security		31,128	0.0%

THAILAND — (0.1%)
Other Security		108,296	0.1%

TOTAL PREFERRED STOCKS		1,671,024	0.7%

RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
Other Security		343	0.0%

TAIWAN — (0.0%)
Other Securities		589	0.0%

THAILAND — (0.0%)
Other Securities		52,590	0.0%

TOTAL RIGHTS/WARRANTS		53,522	0.0%

TOTAL INVESTMENT SECURITIES (Cost $185,842,031)		233,360,038

90

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	265,309	$3,069,622	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $188,911,449)		$236,429,660	100.6%

As of October 31, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	12/17/21	$1,555,098	$1,608,950	$53,852

Total Futures Contracts			$1,555,098	$1,608,950	$53,852

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,693,992	—	—	$5,693,992
Chile	—	$680,494	—	680,494
China	4,693,278	54,051,577	$926,350	59,671,205
Colombia	270,047	—	—	270,047
Greece	—	765,948	—	765,948
Hong Kong	152,642	540,753	—	693,395
India	66,956	35,532,385	—	35,599,341
Indonesia	—	4,376,392	17,458	4,393,850
Malaysia	—	4,248,060	—	4,248,060
Mexico	4,399,671	219,357	—	4,619,028
Philippines	—	1,443,052	—	1,443,052
Poland	—	3,074,860	—	3,074,860
Qatar	—	1,892,996	—	1,892,996
Russia	1,592,248	226,648	—	1,818,896
Saudi Arabia	12,592	7,904,012	—	7,916,604
South Africa	171,056	8,639,517	—	8,810,573
South Korea	—	39,535,609	7,678	39,543,287
Taiwan	—	42,205,746	3,949	42,209,695
Thailand	4,901,616	—	—	4,901,616
Turkey	—	1,351,815	—	1,351,815
United Arab Emirates	17,497	2,019,241	—	2,036,738
Preferred Stocks
Brazil	1,439,574	—	—	1,439,574
Colombia	73,569	—	—	73,569
Philippines	—	18,457	—	18,457
South Korea	—	31,128	—	31,128
Thailand	108,296	—	—	108,296
Rights/Warrants
South Korea	—	343	—	343
Taiwan	—	589	—	589
Thailand	—	52,590	—	52,590

91

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$3,069,622	—	$3,069,622
Futures Contracts**	$53,852	—	—	53,852

TOTAL	$23,646,886	$211,881,191	$955,435^	$236,483,512

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio*	Portfolio*	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$99,070	$13,381,393
Investment Securities at Value (including $342,264, $1,784,215, $0 and $0 of securities on loan, respectively)	$5,949,952	$34,143,208	—	—
Temporary Cash Investments at Value & Cost	—	—	—	89,678
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $301,094, $1,594,847, $0 and $0, respectively)	301,125	1,595,008	—	—
Segregated Cash for Futures Contracts	2,634	14,973	—	4,324
Foreign Currencies at Value	35,275	283,418	—	—
Cash	18,300	74,182	70	—
Receivables:
Investment Securities Sold	6,947	30,873	—	—
Dividends, Interest and Tax Reclaims	20,875	116,268	—	2
Securities Lending Income	130	1,198	—	—
Fund Shares Sold	2,476	21,616	559	7,286
Futures Margin Variation	109	618	—	179
Unrealized Gain on Foreign Currency Contracts	8	—	—	—
Prepaid Expenses and Other Assets	30	184	11	436

Total Assets	6,337,861	36,281,546	99,710	13,483,298

LIABILITIES:
Payables:
Upon Return of Securities Loaned	301,155	1,595,091	—	—
Investment Securities Purchased	513	27,701	2	—
Fund Shares Redeemed	2,325	18,560	47	13,113
Due to Advisor	707	5,802	18	3,405
Unrealized Loss on Foreign Currency Contracts	1	22	—	—
Accrued Expenses and Other Liabilities	979	4,787	12	927

Total Liabilities	305,680	1,651,963	79	17,445

NET ASSETS	$6,032,181	$34,629,583	$99,631	$13,465,853

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $6,032,181; $34,629,583; $99,631 and $13,465,853 and shares outstanding of 218,311,626, 2,118,648,313, 6,419,115 and 578,162,359, respectively	$27.63	$16.35	$15.52	$23.29

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$78,886	N/A

Investment Securities at Cost	$3,905,702	$24,808,816	N/A	N/A

Foreign Currencies at Cost	$34,595	$279,476	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,366,527	$26,524,050	$76,801	$9,852,598
Total Distributable Earnings (Loss)	1,665,654	8,105,533	22,830	3,613,255

NET ASSETS	$6,032,181	$34,629,583	$99,631	$13,465,853

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$379,961	$381,648	$44,159	$868,048
Receivables:
Fund Shares Sold	11	16	—	6
Prepaid Expenses and Other Assets	8	8	8	8

Total Assets	379,980	381,672	44,167	868,062

LIABILITIES:
Payables:
Fund Shares Redeemed	—	40	—	1
Due to Advisor	96	95	22	217
Accrued Expenses and Other Liabilities	47	47	12	85

Total Liabilities	143	182	34	303

NET ASSETS	$379,837	$381,490	$44,133	$867,759

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $379,837; $381,490; $44,133 and $867,759 and shares outstanding of 14,721,628, 14,162,754, 1,391,361 and 24,600,910, respectively	$25.80	$26.94	$31.72	$35.27

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$290,278	$294,720	$38,037	$613,892
Total Distributable Earnings (Loss)	89,559	86,770	6,096	253,867

NET ASSETS	$379,837	$381,490	$44,133	$867,759

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA
	International	DFA Global	DFA
	Real Estate	Real Estate	International	International
	Securities	Securities	Small Cap	Vector Equity
	Portfolio*	Portfolio*	Value Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$4,506,316	—	—
Investment Securities at Value (including $310,687, $211,568, $437,113 and $181,628 of securities on loan, respectively)	$5,897,243	6,022,099	$12,602,305	$3,674,695
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $310,518, $217,036, $383,544 and $142,967, respectively)	310,546	217,045	383,591	142,988
Segregated Cash for Futures Contracts	2,081	—	6,452	897
Foreign Currencies at Value	17,182	—	136,909	16,369
Cash	44,548	4,792	4,539	10,358
Receivables:
Investment Securities Sold	10,245	—	12,985	6,881
Dividends, Interest and Tax Reclaims	22,704	1,721	57,301	13,318
Securities Lending Income	265	8	347	183
Fund Shares Sold	884	7,352	4,118	1,111
Futures Margin Variation	86	—	812	37
Unrealized Gain on Foreign Currency Contracts	—	—	10	—
Prepaid Expenses and Other Assets	11	63	59	24

Total Assets	6,305,795	10,759,396	13,209,428	3,866,861

LIABILITIES:
Payables:
Upon Return of Securities Loaned	310,621	217,101	383,569	142,982
Investment Securities Purchased	4,511	—	30,876	4,505
Fund Shares Redeemed	1,173	3,450	3,217	853
Due to Advisor	1,201	513	4,849	1,094
Unrealized Loss on Foreign Currency Contracts	4	—	34	—
Accrued Expenses and Other Liabilities	821	746	2,172	637

Total Liabilities	318,331	221,810	424,717	150,071

NET ASSETS	$5,987,464	$10,537,586	$12,784,711	$3,716,790

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,987,464; $10,537,586; $12,784,711 and $3,716,790 and shares outstanding of 1,187,541,223, 792,605,237, 577,420,362 and 256,206,800, respectively	$5.04	$13.29	$22.14	$14.51

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,743,815	$—	$—

Investment Securities at Cost	$5,055,210	$4,243,147	$10,248,354	$2,695,410

Foreign Currencies at Cost	$17,485	$—	$135,649	$16,345

NET ASSETS CONSIST OF:
Paid-In Capital	$6,063,665	$7,974,123	$10,333,896	$2,665,068
Total Distributable Earnings (Loss)	(76,201)	2,563,463	2,450,815	1,051,722

NET ASSETS	$5,987,464	$10,537,586	$12,784,711	$3,716,790

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	International
	High Relative		World ex U.S.
	Profitability	World ex U.S.	Core Equity
	Portfolio*	Value Portfolio	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$308,536	—
Investment Securities at Value (including $102,860, $0 and $199,817 of securities on loan, respectively)	$2,173,960	—	$4,039,571
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $96,291, $0 and $144,530, respectively)	96,296	—	144,554
Segregated Cash for Futures Contracts	—	—	1,817
Foreign Currencies at Value	2,016	—	39,827
Cash	8,287	213	3,684
Receivables:
Investment Securities Sold	—	—	2,665
Dividends, Interest and Tax Reclaims	5,172	—	11,097
Securities Lending Income	29	—	259
Fund Shares Sold	2,938	35	1,607
Futures Margin Variation	288	—	75
Prepaid Expenses and Other Assets	21	17	20

Total Assets	2,289,007	308,801	4,245,176

LIABILITIES:
Payables:
Upon Return of Securities Loaned	96,300	—	144,566
Investment Securities Purchased	7,603	—	135
Fund Shares Redeemed	615	51	2,409
Due to Advisor	453	47	863
Unrealized Loss on Foreign Currency Contracts	8	—	—
Deferred Taxes Payable	—	—	7,065
Accrued Expenses and Other Liabilities	304	37	972

Total Liabilities	105,283	135	156,010

NET ASSETS	$2,183,724	$308,666	$4,089,166

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,183,724; $308,666 and $4,089,166 and shares outstanding of 159,050,400, 24,367,707 and 295,469,031, respectively	$13.73	$12.67	$13.84

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$259,829	$—

Investment Securities at Cost	$1,682,824	N/A	$3,030,242

Foreign Currencies at Cost	$2,017	$—	$39,385

NET ASSETS CONSIST OF:
Paid-In Capital	$1,672,659	$269,354	$3,187,770
Total Distributable Earnings (Loss)	511,065	39,312	901,396

NET ASSETS	$2,183,724	$308,666	$4,089,166

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Selectively
	World Core	Hedged Global	Emerging	Emerging
	Equity	Equity	Markets	Markets Small
	Portfolio	Portfolio	Portfolio	Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,089,751	$343,955	$6,228,860	$5,116,707
Segregated Cash for Futures Contracts	—	218	—	—
Cash	—	4,196	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	368	—	—	—
Fund Shares Sold	157	55	2,023	3,291
Futures Margin Variation	—	9	—	—
Unrealized Gain on Forward Currency Contracts	—	736	—	—
Prepaid Expenses and Other Assets	7	16	41	27

Total Assets	1,090,283	349,185	6,230,924	5,120,025

LIABILITIES:
Payables:
Fund Shares Redeemed	1,334	36	4,275	2,148
Due to Advisor	28	12	1,017	1,419
Line of Credit	142	—	—	—
Unrealized Loss on Forward Currency Contracts	—	389	—	—
Accrued Expenses and Other Liabilities	65	41	445	534

Total Liabilities	1,569	478	5,737	4,101

NET ASSETS	$1,088,714	$348,707	$6,225,187	$5,115,924

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,088,714; $348,707; $6,225,187 and $5,115,924 and shares outstanding of 48,268,788, 15,601,153, 188,337,679 and 196,539,681, respectively	$22.56	$22.35	$33.05	$26.03

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$682,662	$190,774	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$695,365	$180,810	$3,544,746	$3,846,582
Total Distributable Earnings (Loss)	393,349	167,897	2,680,441	1,269,342

NET ASSETS	$1,088,714	$348,707	$6,225,187	$5,115,924

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		Emerging
	Emerging	Markets Core	Emerging
	Markets Value	Equity	Markets Targeted
	Portfolio	Portfolio*	Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$13,194,408	—	—
Investment Securities at Value (including $0, $1,647,460 and $9,396 of securities on loan, respectively)	—	$29,025,308	$233,360
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $524,603 and $3,069, respectively)	—	524,680	3,070
Segregated Cash for Futures Contracts	—	10,971	81
Foreign Currencies at Value	—	183,033	1,076
Cash	—	95,121	1,955
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	11,615	537
Dividends and Interest	—	31,502	202
Securities Lending Income	—	4,030	33
Fund Shares Sold	84,657	15,300	140
Futures Margin Variation	—	453	—
Unrealized Gain on Foreign Currency Contracts	—	2	1
Prepaid Expenses and Other Assets	107	128	21

Total Assets	13,279,172	29,902,143	240,476

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	524,700	3,070
Investment Securities/Affiliated Investment Companies Purchased	—	15,765	593
Fund Shares Redeemed	2,706	21,531	78
Due to Advisor	3,540	8,230	104
Futures Margin Variation	—	—	13
Deferred Taxes Payable	—	169,435	1,566
Accrued Expenses and Other Liabilities	1,216	7,113	131

Total Liabilities	7,462	746,774	5,555

NET ASSETS	$13,271,710	$29,155,369	$234,921

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $13,709; $0 and $0 and shares outstanding of 438,273, 0 and 0, respectively	$31.28	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $13,258,001; $29,155,369 and $234,921 and shares outstanding of 421,137,868, 1,158,977,701 and 17,895,390, respectively	$31.48	$25.16	$13.13

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$19,747,315	$185,842

Foreign Currencies at Cost	$—	$178,854	$1,000

NET ASSETS CONSIST OF:
Paid-In Capital	$12,155,659	$22,212,258	$170,520
Total Distributable Earnings (Loss)	1,116,051	6,943,111	64,401

NET ASSETS	$13,271,710	$29,155,369	$234,921

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

				International
	Large Cap	International	Global Small	Small
	International	Core Equity	Company	Company
	Portfolio#	Portfolio#	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $90 and $29,819, respectively)	—	—	$826	$284,123
Income from Securities Lending	—	—	61	13,194
Expenses Allocated from Affiliated Investment Companies	—	—	(55)	(15,068)

Income Distributions Received from Affiliated Investment Companies	—	—	505	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,337	282,249

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,631, $80,927, $0 and $0, respectively)	$161,747	$889,766	—	—
Income from Securities Lending	1,923	18,444	—	—

Total Fund Investment Income	163,670	908,210	—	—

Fund Expenses
Investment Management Fees	8,782	68,526	320	40,800
Accounting & Transfer Agent Fees	1,031	6,043	8	1,690
Custodian Fees	402	2,378	—	2
Filing Fees	144	762	18	212
Shareholders’ Reports	167	534	9	354
Directors’/Trustees’ Fees & Expenses	63	347	—	137
Professional Fees	103	573	—	38
Previously Waived Fees Recovered by Advisor (Note C)	—	183	31	—
Other	189	1,031	—	101

Total Fund Expenses	10,881	80,377	386	43,334

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	221	—
Fees Paid Indirectly (Note C)	15	245	—	—

Net Expenses	10,866	80,132	165	43,334

Net Investment Income (Loss)	152,804	828,078	1,172	238,915

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	88,328	210,041	—	—
Affiliated Investment Companies Shares Sold	(10)	(21)	336	—
Transactions Allocated from Affiliated Investment Company**	—	—	2,035	837,220
Futures	14,606	79,338	35	26,350
Foreign Currency Transactions	515	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,375,966	8,427,366	—	—
Affiliated Investment Companies Shares	(9)	(71)	14,525	—
Transactions Allocated from Affiliated Investment Company	—	—	5,844	2,927,439
Futures	2,380	10,863	—	3,416
Translation of Foreign Currency-Denominated Amounts	(315)	(1,813)	—	—

Net Realized and Unrealized Gain (Loss)	1,481,461	8,726,472	22,775	3,794,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,634,265	$9,554,550	$23,947	$4,033,340

**	Net of foreign capital gain taxes withheld of $0, $0, $5 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

		Asia Pacific	United	Continental
	Japanese Small	Small	Kingdom Small	Small
	Company	Company	Company	Company
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $1,105, $166, $10 and $2,693, respectively)	$9,959	$14,311	$856	$16,238
Income from Securities Lending	294	858	7	890
Expenses Allocated from Affiliated Investment Companies	(583)	(533)	(40)	(941)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	9,670	14,636	823	16,187

Fund Expenses
Investment Management Fees	2,007	1,843	145	3,230
Accounting & Transfer Agent Fees	81	83	1	152
Filing Fees	27	28	12	40
Shareholders’ Reports	9	8	3	9
Directors’/Trustees’ Fees & Expenses	5	6	—	8
Professional Fees	1	2	—	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—	57	—
Other	3	2	1	9

Total Fund Expenses	2,133	1,972	219	3,450

Fees Waived, Expenses Reimbursed by Advisor (Note C)	473	436	54	769

Net Expenses	1,660	1,536	165	2,681

Net Investment Income (Loss)	8,010	13,100	658	13,506

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	17,921	49,285	1,117	44,052
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	31,604	75,175	7,530	216,160

Net Realized and Unrealized Gain (Loss)	49,525	124,460	8,647	260,212

Net Increase (Decrease) in Net Assets Resulting from Operations	$57,535	$137,560	$9,305	$273,718

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$21,150	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	21,150	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $24,220, $8, $30,819 and $9,168, respectively)	$195,427	113,826	$320,122	$94,876
Income from Securities Lending	4,635	1,499	7,328	2,437

Total Fund Investment Income	200,062	115,325	327,450	97,313

Fund Expenses
Investment Management Fees	13,522	18,667	60,881	13,086
Accounting & Transfer Agent Fees	682	1,647	2,185	753
Custodian Fees	449	31	1,300	344
Filing Fees	57	201	223	137
Shareholders’ Reports	96	351	296	98
Directors’/Trustees’ Fees & Expenses	60	99	132	38
Professional Fees	89	32	193	63
Previously Waived Fees Recovered by Advisor (Note C)	—	26	—	—
Other	124	97	397	120

Total Fund Expenses	15,079	21,151	65,607	14,639

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	9,038	—	—
Fees Paid Indirectly (Note C)	219	3	46	5

Net Expenses	14,860	12,110	65,561	14,634

Net Investment Income (Loss)	185,202	124,365	261,889	82,679

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	1,045	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(56,022)	43,747	541,397	191,536
Affiliated Investment Companies Shares Sold	(43)	60,992	(1)	(7)
Futures	13,260	1,671	26,234	(437)
Foreign Currency Transactions	(485)	—	1,071	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,378,475	1,755,986	3,392,048	860,557
Affiliated Investment Companies Shares	(2)	1,097,358	(25)	(8)
Futures	3,086	—	9,695	826
Translation of Foreign Currency-Denominated Amounts	(414)	—	(1,012)	(279)

Net Realized and Unrealized Gain (Loss)	1,337,855	2,960,799	3,969,407	1,052,237

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,523,057	$3,085,164	$4,231,296	$1,134,916

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $1,009 and $0, respectively)	—	$9,505	—
Income from Securities Lending	—	155	—
Expenses Allocated from Affiliated Investment Companies	—	(505)	—

Income Distributions Received from Affiliated Investment Companies	—	549	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	9,704	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,074, $0 and $11,197, respectively)	$50,756	—	$108,246
Income from Securities Lending	524	—	2,908

Total Fund Investment Income	51,280	—	111,154

Fund Expenses
Investment Management Fees	4,939	1,121	10,401
Accounting & Transfer Agent Fees	460	18	768
Custodian Fees	159	—	809
Filing Fees	130	29	157
Shareholders’ Reports	92	5	117
Directors’/Trustees’ Fees & Expenses	22	3	43
Professional Fees	29	4	148
Other	68	4	154

Total Fund Expenses	5,899	1,184	12,597

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	564	—
Fees Paid Indirectly (Note C)	11	—	9

Net Expenses	5,888	620	12,588

Net Investment Income (Loss)	45,392	9,084	98,566

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	43,197	—	21,498
Affiliated Investment Companies Shares Sold	(6)	252	(2)
Transactions Allocated from Affiliated Investment Company**	—	8,125	—
Futures	2,062	—	8,882
Foreign Currency Transactions	(81)	—	(357)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	399,054	—	991,909
Affiliated Investment Companies Shares	(2)	7,908	(6)
Transactions Allocated from Affiliated Investment Company	—	68,735	—
Futures	145	—	1,632
Translation of Foreign Currency-Denominated Amounts	(61)	—	(210)

Net Realized and Unrealized Gain (Loss)	444,308	85,020	1,023,346

Net Increase (Decrease) in Net Assets Resulting from Operations	$489,700	$94,104	$1,121,912

**	Net of foreign capital gain taxes withheld of $0, $84 and $16, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,835 and $14,911, respectively)	—	$2	$159,499	$129,476
Interest	—	—	477	79
Income from Securities Lending	—	—	4,669	18,767
Expenses Allocated from Affiliated Investment Companies	—	—	(9,503)	(14,427)

Income Distributions Received from Affiliated Investment Companies	$16,932	5,639	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	16,932	5,641	155,142	133,895

Fund Expenses
Investment Management Fees	2,333	854	20,224	29,660
Accounting & Transfer Agent Fees	143	65	752	654
Custodian Fees	1	3	—	—
Filing Fees	66	27	154	127
Shareholders’ Reports	13	12	191	107
Directors’/Trustees’ Fees & Expenses	11	4	73	61
Professional Fees	3	1	21	17
Previously Waived Fees Recovered by Advisor (Note C)	129	—	—	—
Other	7	3	36	30

Total Fund Expenses	2,706	969	21,451	30,656

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,035	722	6,401	10,859
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	671	246	15,050	19,797

Net Investment Income (Loss)	16,261	5,395	140,092	114,098

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	10,552	15,611	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	398,700	592,687
Futures	(18)	1,247	—	—
Forward Currency Contracts	—	694	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(19)	—	—
Affiliated Investment Companies Shares	283,947	88,688	—	—
Transactions Allocated from Affiliated Investment Company	—	—	691,616	923,652
Futures	—	196	—	—
Forward Currency Contracts	—	121	—	—

Net Realized and Unrealized Gain (Loss)	294,481	106,538	1,090,316	1,516,339

Net Increase (Decrease) in Net Assets Resulting from Operations	$310,742	$111,933	$1,230,408	$1,630,437

**	Net of foreign capital gain taxes withheld of $0, $0, $49 and $2,304, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $60,043, $0 and $0, respectively)	$475,745	—	—
Interest	49	—	—
Income from Securities Lending	14,264	—	—
Expenses Allocated from Affiliated Investment Companies	(20,912)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	469,146	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $94,860 and $840, respectively)	—	$758,089	$6,549
Income from Securities Lending	—	36,836	227

Total Fund Investment Income	—	794,925	6,776

Fund Expenses
Investment Management Fees	60,987	106,295	1,293
Accounting & Transfer Agent Fees	1,274	5,232	41
Custodian Fees	—	9,238	128
Shareholder Servicing Fees Class R2 Shares	36	—	—
Filing Fees	179	458	47
Shareholders’ Reports	362	721	2
Directors’/Trustees’ Fees & Expenses	163	333	3
Professional Fees	16	710	17
Previously Waived Fees Recovered by Advisor (Note C)	—	—	135
Other	79	1,092	28

Total Fund Expenses	63,096	124,079	1,694

Class R2 Shares	15	—	—
Institutional Class Shares	14,397	—	—
Fees Paid Indirectly (Note C)	—	148	2

Net Expenses	48,684	123,931	1,692

Net Investment Income (Loss)	420,462	670,994	5,084

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	544,729	17,753
Affiliated Investment Companies Shares Sold	—	(14)	—
Transactions Allocated from Affiliated Investment Company**	675,824	—	—
Futures	—	67,395	348
Foreign Currency Transactions	—	(15,240)	(82)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	5,134,175	42,862
Affiliated Investment Companies Shares	—	(32)	—
Transactions Allocated from Affiliated Investment Company	3,251,339	—	—
Futures	—	15,950	67
Translation of Foreign Currency-Denominated Amounts	—	100	2

Net Realized and Unrealized Gain (Loss)	3,927,163	5,747,063	60,950

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,347,625	$6,418,057	$66,034

**	Net of foreign capital gain taxes withheld of $11,984, $257 and $239, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$152,804	$117,936	$828,078	$608,730	$1,172	$616
Capital Gain Distributions Received from Investment Securities	—	—	—	—	—	535
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	88,328	(380,110)	210,041	(1,030,907)	—	—
Affiliated Investment Companies Shares Sold	(10)	(71)	(21)	(170)	336	(712)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	2,035	(193)
Futures	14,606	16,935	79,338	86,315	35	18
Foreign Currency Transactions	515	4,070	769	5,368	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,375,966	(141,807)	8,427,366	(1,938,314)	—	9
Affiliated Investment Companies Shares	(9)	27	(71)	97	14,525	(202)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	5,844	(79)
Futures	2,380	(1,346)	10,863	(6,655)	—	—
Translation of Foreign Currency-Denominated Amounts	(315)	207	(1,813)	640	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,634,265	(384,159)	9,554,550	(2,274,896)	23,947	(8)

Distributions:
Institutional Class Shares	(144,492)	(119,035)	(761,635)	(616,813)	(727)	(627)
Capital Share Transactions (1):
Shares Issued	711,780	1,926,246	5,674,163	8,116,550	44,864	15,132
Shares Issued in Lieu of Cash Distributions	134,111	109,607	732,468	589,210	727	627
Shares Redeemed	(1,003,971)	(2,188,646)	(5,535,524)	(11,407,917)	(12,748)	(12,842)

Net Increase (Decrease) from Capital Share Transactions	(158,080)	(152,793)	871,107	(2,702,157)	32,843	2,917

Total Increase (Decrease) in Net Assets	1,331,693	(655,987)	9,664,022	(5,593,866)	56,063	2,282
Net Assets
Beginning of Year	4,700,488	5,356,475	24,965,561	30,559,427	43,568	41,286

End of Year	$6,032,181	$4,700,488	$34,629,583	$24,965,561	$99,631	$43,568

(1) Shares Issued and Redeemed:
Shares Issued	26,957	94,221	365,542	716,205	3,098	1,667
Shares Issued in Lieu of Cash Distributions	5,054	5,201	47,003	47,443	58	54
Shares Redeemed	(38,575)	(109,723)	(359,922)	(1,014,855)	(886)	(1,300)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,564)	(10,301)	52,623	(251,207)	2,270	421

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$238,915	$219,740	$8,010	$8,936	$13,100	$12,909
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	837,220	(279,498)	17,921	(2,944)	49,285	(3,570)
Futures	26,350	13,320	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,927,439	(573,955)	31,604	(15,236)	75,175	1,830
Futures	3,416	(2,575)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	4,033,340	(622,968)	57,535	(9,244)	137,560	11,169

Distributions:
Institutional Class Shares	(220,133)	(529,962)	(10,581)	(23,243)	(12,808)	(14,178)
Capital Share Transactions (1):
Shares Issued	2,604,837	2,566,857	19,129	67,280	13,533	71,668
Shares Issued in Lieu of Cash Distributions	214,868	511,580	10,580	23,242	12,805	14,174
Shares Redeemed	(3,315,191)	(4,527,485)	(163,522)	(231,407)	(148,282)	(44,800)

Net Increase (Decrease) from Capital Share Transactions	(495,486)	(1,449,048)	(133,813)	(140,885)	(121,944)	41,042

Total Increase (Decrease) in Net Assets	3,317,721	(2,601,978)	(86,859)	(173,372)	2,808	38,033
Net Assets
Beginning of Year	10,148,132	12,750,110	466,696	640,068	378,682	340,649

End of Year	$13,465,853	$10,148,132	$379,837	$466,696	$381,490	$378,682

(1) Shares Issued and Redeemed:
Shares Issued	116,406	166,813	736	3,412	520	4,296
Shares Issued in Lieu of Cash Distributions	10,453	27,715	418	928	559	681
Shares Redeemed	(151,391)	(292,110)	(6,381)	(10,105)	(5,727)	(2,301)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,532)	(97,582)	(5,227)	(5,765)	(4,648)	2,676

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$658	$377	$13,506	$9,756	$185,202	$190,031
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(56,022)	(107,519)
Affiliated Investment Companies Shares Sold	—	—	—	—	(43)	(33)
Transactions Allocated from Affiliated Investment Company*,**	1,117	78	44,052	(23,161)	—	—
Futures	—	—	—	—	13,260	21,374
Foreign Currency Transactions	—	—	—	—	(485)	1,329
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	1,378,475	(1,553,230)
Affiliated Investment Companies Shares	—	—	—	—	(2)	14
Transactions Allocated from Affiliated Investment Company	7,530	(3,815)	216,160	(31,479)	—	—
Futures	—	—	—	—	3,086	(2,070)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(414)	310

Net Increase (Decrease) in Net Assets Resulting from Operations	9,305	(3,360)	273,718	(44,884)	1,523,057	(1,449,794)

Distributions:
Institutional Class Shares	(589)	(2,447)	(13,461)	(8,902)	—	(717,271)
Capital Share Transactions (1):
Shares Issued	26,424	3,517	76,760	73,968	714,047	1,196,937
Shares Issued in Lieu of Cash Distributions	588	2,447	13,460	8,888	—	707,587
Shares Redeemed	(8,462)	(9,830)	(20,462)	(148,431)	(896,488)	(1,388,574)

Net Increase (Decrease) from Capital Share Transactions	18,550	(3,866)	69,758	(65,575)	(182,441)	515,950

Total Increase (Decrease) in Net Assets	27,266	(9,673)	330,015	(119,361)	1,340,616	(1,651,115)
Net Assets
Beginning of Year	16,867	26,540	537,744	657,105	4,646,848	6,297,963

End of Year	$44,133	$16,867	$867,759	$537,744	$5,987,464	$4,646,848

(1) Shares Issued and Redeemed:
Shares Issued	855	153	2,229	2,953	148,690	304,948
Shares Issued in Lieu of Cash Distributions	20	88	418	361	—	144,701
Shares Redeemed	(274)	(404)	(622)	(7,187)	(192,731)	(341,397)

Net Increase (Decrease) from Shares Issued and Redeemed	601	(163)	2,025	(3,873)	(44,041)	108,252

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$124,365	$513,699	$261,889	$228,060	$82,679	$59,466
Capital Gain Distributions Received from Investment Securities	1,045	1,750	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	43,747	(42,440)	541,397	(411,850)	191,536	(76,225)
Affiliated Investment Companies Shares Sold	60,992	22,534	(1)	(2)	(7)	(7)
Futures	1,671	(362)	26,234	35,047	(437)	(8,170)
Foreign Currency Transactions	—	—	1,071	6,447	49	296
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,755,986	(868,809)	3,392,048	(1,526,362)	860,557	(125,231)
Affiliated Investment Companies Shares	1,097,358	(1,432,797)	(25)	(8)	(8)	15
Futures	—	—	9,695	(7,947)	826	—
Translation of Foreign Currency-Denominated Amounts	—	—	(1,012)	(289)	(279)	132

Net Increase (Decrease) in Net Assets Resulting from Operations	3,085,164	(1,806,425)	4,231,296	(1,676,904)	1,134,916	(149,724)

Distributions:
Institutional Class Shares	(186,953)	(599,021)	(258,254)	(430,950)	(74,200)	(57,640)
Capital Share Transactions (1):
Shares Issued	2,211,113	2,435,290	1,538,249	2,667,860	397,948	1,704,392
Shares Issued in Lieu of Cash Distributions	179,038	567,176	226,985	385,828	73,824	56,357
Shares Redeemed	(1,976,601)	(2,640,206)	(2,841,493)	(4,485,990)	(538,557)	(1,408,660)

Net Increase (Decrease) from Capital Share Transactions	413,550	362,260	(1,076,259)	(1,432,302)	(66,785)	352,089

Total Increase (Decrease) in Net Assets	3,311,761	(2,043,186)	2,896,783	(3,540,156)	993,931	144,725
Net Assets
Beginning of Year	7,225,825	9,269,011	9,887,928	13,428,084	2,722,859	2,578,134

End of Year	$10,537,586	$7,225,825	$12,784,711	$9,887,928	$3,716,790	$2,722,859

(1) Shares Issued and Redeemed:
Shares Issued	189,077	243,141	74,227	181,563	29,258	184,973
Shares Issued in Lieu of Cash Distributions	16,811	49,884	11,757	20,438	5,458	5,172
Shares Redeemed	(168,470)	(267,327)	(140,273)	(292,999)	(39,764)	(150,794)

Net Increase (Decrease) from Shares Issued and Redeemed	37,418	25,698	(54,289)	(90,998)	(5,048)	39,351

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,392	$19,772	$9,084	$6,168
Capital Gain Distributions Received from Investment Securities	—	—	—	440
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	43,197	(18,047)	—	—
Affiliated Investment Companies Shares Sold	(6)	(1)	252	(1,457)
Transactions Allocated from Affiliated Investment Company*,**	—	—	8,125	(14,842)
Futures	2,062	3,996	—	100
Foreign Currency Transactions	(81)	(53)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	399,054	56,853	—	(42)
Affiliated Investment Companies Shares	(2)	5	7,908	(3,499)
Transactions Allocated from Affiliated Investment Company	—	—	68,735	(36,036)
Futures	145	(145)	—	—
Translation of Foreign Currency-Denominated Amounts	(61)	60	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	489,700	62,440	94,104	(49,168)

Distributions:
Institutional Class Shares	(43,180)	(18,018)	(8,755)	(6,579)
Capital Share Transactions (1):
Shares Issued	559,296	1,014,049	60,323	54,277
Shares Issued in Lieu of Cash Distributions	42,393	17,687	8,749	6,573
Shares Redeemed	(339,830)	(259,261)	(52,670)	(100,557)

Net Increase (Decrease) from Capital Share Transactions	261,859	772,475	16,402	(39,707)

Total Increase (Decrease) in Net Assets	708,379	816,897	101,751	(95,454)
Net Assets
Beginning of Year	1,475,345	658,448	206,915	302,369

End of Year	$2,183,724	$1,475,345	$308,666	$206,915

(1) Shares Issued and Redeemed:
Shares Issued	42,975	101,501	4,967	6,299
Shares Issued in Lieu of Cash Distributions	3,204	1,705	723	672
Shares Redeemed	(25,822)	(25,836)	(4,335)	(11,524)

Net Increase (Decrease) from Shares Issued and Redeemed	20,357	77,370	1,355	(4,553)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $84, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $2, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity		World Core Equity		Selectively Hedged
	Portfolio		Portfolio		Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$98,566	$77,826	$16,261	$14,907	$5,395	$5,790
Capital Gain Distributions Received from Investment Securities	—	—	—	8,146	—	4,097
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	21,498	(110,980)	—	—	—	—
Affiliated Investment Companies Shares Sold	(2)	(23)	10,552	(19,813)	15,611	(689)
Futures	8,882	13,484	(18)	(122)	1,247	460
Foreign Currency Transactions	(357)	1,255	—	—	—	—
Forward Currency Contracts	—	—	—	—	694	(1,961)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	991,909	(169,554)	—	—	(19)	—
Affiliated Investment Companies Shares	(6)	17	283,947	3,079	88,688	(13,537)
Futures	1,632	(598)	—	—	196	(146)
Translation of Foreign Currency-Denominated Amounts	(210)	101	—	—	—	—
Forward Currency Contracts	—	—	—	—	121	710

Net Increase (Decrease) in Net Assets Resulting from Operations	1,121,912	(188,472)	310,742	6,197	111,933	(5,276)

Distributions:
Institutional Class Shares	(98,429)	(75,535)	(16,210)	(16,437)	(6,934)	(9,635)
Capital Share Transactions (1):
Shares Issued	608,060	1,273,174	205,873	198,881	40,778	64,436
Shares Issued in Lieu of Cash Distributions	97,865	74,685	15,000	15,264	6,900	9,598
Shares Redeemed	(850,479)	(1,592,928)	(196,293)	(313,856)	(92,479)	(146,446)

Net Increase (Decrease) from Capital Share Transactions	(144,554)	(245,069)	24,580	(99,711)	(44,801)	(72,412)

Total Increase (Decrease) in Net Assets	878,929	(509,076)	319,112	(109,951)	60,198	(87,323)
Net Assets
Beginning of Year	3,210,237	3,719,313	769,602	879,553	288,509	375,832

End of Year	$4,089,166	$3,210,237	$1,088,714	$769,602	$348,707	$288,509

(1) Shares Issued and Redeemed:
Shares Issued	45,421	135,315	9,724	13,724	2,016	4,300
Shares Issued in Lieu of Cash Distributions	7,267	7,310	711	969	372	564
Shares Redeemed	(64,633)	(168,321)	(9,418)	(20,996)	(4,584)	(9,787)

Net Increase (Decrease) from Shares Issued and Redeemed	(11,945)	(25,696)	1,017	(6,303)	(2,196)	(4,923)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $16, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $2, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

110

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets		Emerging Markets		Emerging Markets Value
	Portfolio***		Small Cap Portfolio***		Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$140,092	$118,848	$114,098	$120,972	$420,462	$419,152
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	398,700	62,124	592,687	(377,221)	675,824	(1,030,841)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	691,616	28,554	923,652	126,768	3,251,339	(1,128,949)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,230,408	209,526	1,630,437	(129,481)	4,347,625	(1,740,638)

Distributions:
Class R2 Shares	—	—	—	—	(349)	(569)
Institutional Class Shares	(122,695)	(118,156)	(128,503)	(170,927)	(381,943)	(441,483)

Total Distributions	(122,695)	(118,156)	(128,503)	(170,927)	(382,292)	(442,052)

Capital Share Transactions (1):
Shares Issued	1,466,367	1,949,203	453,465	767,311	1,803,325	3,023,264
Shares Issued in Lieu of Cash Distributions	118,246	110,017	120,830	161,476	368,413	425,730
Shares Redeemed	(2,119,497)	(2,466,550)	(1,840,038)	(2,172,505)	(5,474,850)	(5,847,897)

Net Increase (Decrease) from Capital Share Transactions	(534,884)	(407,330)	(1,265,743)	(1,243,718)	(3,303,112)	(2,398,903)

Total Increase (Decrease) in Net Assets	572,829	(315,960)	236,191	(1,544,126)	662,221	(4,581,593)
Net Assets
Beginning of Year	5,652,358	5,968,318	4,879,733	6,423,859	12,609,489	17,191,082

End of Year	$6,225,187	$5,652,358	$5,115,924	$4,879,733	$13,271,710	$12,609,489

(1) Shares Issued and Redeemed:
Shares Issued	43,254	81,083	18,380	43,649	58,117	131,688
Shares Issued in Lieu of Cash Distributions	3,525	4,148	5,119	8,071	12,138	16,867
Shares Redeemed	(62,966)	(97,296)	(75,078)	(123,692)	(175,638)	(250,369)

Net Increase (Decrease) from Shares Issued and Redeemed	(16,187)	(12,065)	(51,579)	(71,972)	(105,383)	(101,814)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $162 and $365, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

111

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core		Emerging Markets Targeted
	Equity Portfolio		Value Portfolio
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$670,994	$561,952	$5,084	$3,141
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	544,729	(1,673,803)	17,753	1,473
Affiliated Investment Companies Shares Sold	(14)	(9)	—	—
Futures	67,395	69,434	348	(609)
Foreign Currency Transactions	(15,240)	(17,720)	(82)	36
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,134,175	760,317	42,862	3,387
Affiliated Investment Companies Shares	(32)	17	—	—
Futures	15,950	(12,657)	67	(13)
Translation of Foreign Currency-Denominated Amounts	100	(579)	2	(4)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,418,057	(313,048)	66,034	7,411

Distributions:
Institutional Class Shares	(590,306)	(585,760)	(4,500)	(3,875)
Capital Share Transactions (1):
Shares Issued	4,891,169	6,136,399	53,547	116,272
Shares Issued in Lieu of Cash Distributions	560,095	555,504	4,385	3,875
Shares Redeemed	(6,904,346)	(9,635,005)	(54,708)	(67,880)

Net Increase (Decrease) from Capital Share Transactions	(1,453,082)	(2,943,102)	3,224	52,267

Total Increase (Decrease) in Net Assets	4,374,669	(3,841,910)	64,758	55,803
Net Assets
Beginning of Year	24,780,700	28,622,610	170,163	114,360

End of Year	$29,155,369	$24,780,700	$234,921	$170,163

(1) Shares Issued and Redeemed:
Shares Issued	191,908	329,136	4,233	14,050
Shares Issued in Lieu of Cash Distributions	22,111	28,643	389	366
Shares Redeemed	(273,309)	(529,560)	(4,246)	(7,864)

Net Increase (Decrease) from Shares Issued and Redeemed	(59,290)	(171,781)	376	6,552

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257 and $239, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $72 and $0, respectively.

See accompanying Notes to Financial Statements.

112

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$20.90	$22.78	$21.29	$23.52	$19.52	$12.08	$13.19	$12.65	$14.23	$11.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.70	0.49	0.70	0.66	0.58	0.40	0.28	0.41	0.38	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	6.70	(1.87)	1.47	(2.25)	4.00	4.24	(1.11)	0.53	(1.60)	2.63

Total from Investment Operations	7.40	(1.38)	2.17	(1.59)	4.58	4.64	(0.83)	0.94	(1.22)	2.97

Less Distributions:
Net Investment Income	(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Total Distributions	(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Net Asset Value, End of Year	$27.63	$20.90	$22.78	$21.29	$23.52	$16.35	$12.08	$13.19	$12.65	$14.23

Total Return	35.55%	(6.05%)	10.38%	(6.97%)	23.79%	38.56%	(6.32%)	7.67%	(8.79%)	26.02%

Net Assets, End of Year (thousands)	$6,032,181	$4,700,488	$5,356,475	$4,587,406	$4,723,090	$34,629,583	$24,965,561	$30,559,427	$27,174,589	$25,443,968
Ratio of Expenses to Average Net Assets	0.19%	0.22%	0.23%	0.23%	0.25%	0.25%	0.30%	0.29%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%	0.23%	0.24%	0.23%	0.25%	0.25%	0.30%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.31%	3.22%	2.78%	2.72%	2.56%	2.24%	3.21%	2.67%	2.62%
Portfolio Turnover Rate	14%	19%	7%	8%	10%	8%	4%	6%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

113

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio						International Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 ʊ to Oct 31, 2017		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period	$10.50	$11.07	$10.73	$11.53	$10.00		$16.84	$18.21	$18.46	$21.52	$17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.15	0.18	0.19	0.14		0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	4.97	(0.55)	0.27	(0.75)	1.39		6.42	(0.93)	0.58	(2.41)	4.13

Total from Investment Operations	5.19	(0.40)	0.45	(0.56)	1.53		6.83	(0.60)	1.01	(1.95)	4.54

Less Distributions:
Net Investment Income	(0.17)	(0.17)	(0.11)	(0.17)	—		(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	—	—	—	(0.07)	—		—	(0.40)	(0.82)	(0.67)	(0.46)

Total Distributions	(0.17)	(0.17)	(0.11)	(0.24)	—		(0.38)	(0.77)	(1.26)	(1.11)	(0.80)

Net Asset Value, End of Period	$15.52	$10.50	$11.07	$10.73	$11.53		$23.29	$16.84	$18.21	$18.46	$21.52

Total Return	49.81%	(3.75%)	4.29%	(5.02%)	15.30	%(B)	40.83%	(3.64%)	6.44%	(9.54%)	26.54%

Net Assets, End of Period (thousands)	$99,631	$43,568	$41,286	$31,380	$15,021		$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average Net Assets *(C)	0.47%	0.47%	0.49%	0.49%	0.42	%(D)(E)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.71%	0.85%	0.93%	0.90%	1.14	%(D)(E)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.50%	1.69%	1.58%	1.74	%(D)(E)	1.90%	1.96%	2.44%	2.18%	2.14%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.24%	0.27%	0.27%	0.26%	0.27%		0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

114

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$23.39	$24.89	$25.70	$28.56	$23.01	$20.13	$21.11	$20.83	$23.71	$21.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.40	0.45	0.43	0.37	0.75	0.75	0.77	0.84	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	2.51	(0.91)	0.37	(2.59)	5.61	6.74	(0.77)	0.19	(2.76)	2.45

Total from Investment Operations	2.95	(0.51)	0.82	(2.16)	5.98	7.49	(0.02)	0.96	(1.92)	3.19

Less Distributions:
Net Investment Income	(0.54)	(0.61)	(0.28)	(0.70)	(0.43)	(0.68)	(0.96)	(0.68)	(0.96)	(0.75)
Net Realized Gains	—	(0.38)	(1.35)	—	—	—	—	—	—	—

Total Distributions	(0.54)	(0.99)	(1.63)	(0.70)	(0.43)	(0.68)	(0.96)	(0.68)	(0.96)	(0.75)

Net Asset Value, End of Year	$25.80	$23.39	$24.89	$25.70	$28.56	$26.94	$20.13	$21.11	$20.83	$23.71

Total Return	12.66%	(2.32%)	4.01%	(7.82%)	26.56%	37.81%	(0.23%)	4.81%	(8.51%)	15.70%

Net Assets, End of Year (thousands)	$379,837	$466,696	$640,068	$622,650	$647,978	$381,490	$378,682	$340,649	$346,335	$332,153
Ratio of Expenses to Average Net Assets (F)	0.47%	0.54%	0.55%	0.53%	0.54%	0.48%	0.54%	0.57%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.57%	0.64%	0.65%	0.63%	0.64%	0.58%	0.64%	0.67%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.74%	1.91%	1.49%	1.50%	3.01%	3.92%	3.65%	3.57%	3.41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

115

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$21.35	$27.85	$26.95	$32.67	$27.21	$23.82	$24.84	$24.37	$28.24	$21.48

Income from Investment Operations (A)
Net Investment Income (Loss)	0.58	0.43	0.76	0.85	0.87	0.57	0.40	0.55	0.61	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	10.31	(4.00)	1.68	(3.65)	6.67	11.45	(1.04)	1.23	(3.68)	6.73

Total from Investment Operations	10.89	(3.57)	2.44	(2.80)	7.54	12.02	(0.64)	1.78	(3.07)	7.18

Less Distributions:
Net Investment Income	(0.52)	(0.68)	(0.47)	(0.79)	(0.93)	(0.57)	(0.38)	(0.51)	(0.59)	(0.42)
Net Realized Gains	—	(2.25)	(1.07)	(2.13)	(1.15)	—	—	(0.80)	(0.21)	—

Total Distributions	(0.52)	(2.93)	(1.54)	(2.92)	(2.08)	(0.57)	(0.38)	(1.31)	(0.80)	(0.42)

Net Asset Value, End of Year	$31.72	$21.35	$27.85	$26.95	$32.67	$35.27	$23.82	$24.84	$24.37	$28.24

Total Return	51.31%	(15.27%)	10.14%	(9.34%)	29.28%	50.70%	(2.63%)	7.94%	(11.14%)	33.68%

Net Assets, End of Year (thousands)	$44,133	$16,867	$26,540	$36,351	$45,177	$867,759	$537,744	$657,105	$645,651	$592,347
Ratio of Expenses to Average Net Assets (F)	0.59%	0.59%	0.59%	0.58%	0.59%	0.47%	0.54%	0.56%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.74%	0.86%	0.82%	0.68%	0.71%	0.57%	0.64%	0.66%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.89%	2.92%	2.75%	2.93%	1.76%	1.68%	2.30%	2.16%	1.78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

116

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year		Year		Year		Year		Year
	Ended	Ended	Ended	Ended	Ended	Ended		Ended		Ended		Ended		Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2021	2020	2019	2018	2017	2021		2020		2019		2018		2017
Net Asset Value, Beginning of Year	$3.77	$5.61	$4.85	$5.07	$5.23	$9.57		$12.71		$10.71		$10.90		$10.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.15	0.20	0.22	0.21	0.16		0.68		0.34	**	0.48		0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	1.11	(1.35)	0.83	(0.22)	0.04	3.80		(3.00)		2.16	**	(0.26)		0.15

Total from Investment Operations	1.27	(1.20)	1.03	—	0.25	3.96		(2.32)		2.50		0.22		0.58

Less Distributions:
Net Investment Income	—	(0.64)	(0.27)	(0.22)	(0.41)	(0.20)		(0.70)		(0.50)		(0.34)		(0.49)
Net Realized Gains	—	—	—	—	—	(0.04)		(0.12)		(—)		(0.07)		(0.03)

Total Distributions	—	(0.64)	(0.27)	(0.22)	(0.41)	(0.24)		(0.82)		(0.50)		(0.41)		(0.52)

Net Asset Value, End of Year	$5.04	$3.77	$5.61	$4.85	$5.07	$13.29		$9.57		$12.71		$10.71		$10.90

Total Return	33.69%	(23.98%)	22.54%	(0.24%)	5.46%	42.08%		(19.28%)		24.55%		1.91%		5.82%

Net Assets, End of Year (thousands)	$5,987,464	$4,646,848	$6,297,963	$5,442,507	$5,497,753	$10,537,586		$7,225,825		$9,269,011		$7,475,924		$6,753,782
Ratio of Expenses to Average Net Assets *	0.27%	0.26%	0.27%	0.28%	0.28%	0.24	%(C)	0.24	%(C)	0.24	%(C)	0.24	%(C)	0.24	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.28%	0.28%	0.28%	0.34	%(C)	0.34	%(C)	0.35	%(C)	0.35	%(C)	0.37	%(C)
Ratio of Net Investment Income to Average Net Assets	3.29%	3.61%	4.01%	4.27%	4.19%	1.33%		6.44%		2.95	%**	4.42%		4.03%
Portfolio Turnover Rate	8%	12%	8%	5%	1%	1%		0%		0%		3%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.11%		0.12%		0.13%		0.13%		0.15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

117

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$15.65	$18.58	$19.24	$23.51	$19.31	$10.42	$11.62	$11.74	$13.33	$10.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.33	0.45	0.47	0.39	0.32	0.23	0.33	0.32	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	6.48	(2.65)	(0.01)	(3.44)	4.72	4.06	(1.20)	0.24	(1.56)	2.57

Total from Investment Operation	6.92	(2.32)	0.44	(2.97)	5.11	4.38	(0.97)	0.57	(1.24)	2.85

Less Distributions:
Net Investment Income	(0.43)	(0.32)	(0.48)	(0.56)	(0.29)	(0.29)	(0.23)	(0.34)	(0.30)	(0.28)
Net Realized Gains	—	(0.29)	(0.62)	(0.74)	(0.62)	—	—	(0.35)	(0.05)	(0.02)

Total Distributions	(0.43)	(0.61)	(1.10)	(1.30)	(0.91)	(0.29)	(0.23)	(0.69)	(0.35)	(0.30)

Net Asset Value, End of Year	$22.14	$15.65	$18.58	$19.24	$23.51	$14.51	$10.42	$11.62	$11.74	$13.33

Total Return	44.61%	(13.03%)	2.94%	(13.37%)	27.49%	42.24%	(8.41%)	5.49%	(9.52%)	26.83%

Net Assets, End of Year (thousands)	$12,784,711	$9,887,928	$13,428,084	$13,787,695	$16,162,471	$3,716,790	$2,722,859	$2,578,134	$2,441,217	$2,529,852
Ratio of Expenses to Average Net Assets	0.53%	0.65%	0.68%	0.68%	0.68%	0.42%	0.47%	0.50%	0.48%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.53%	0.66%	0.69%	0.68%	0.68%	0.42%	0.48%	0.50%	0.48%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.02%	2.48%	2.10%	1.85%	2.35%	2.20%	2.94%	2.40%	2.36%
Portfolio Turnover Rate	15%	14%	18%	23%	21%	15%	18%	17%	12%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

118

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio						World Ex U.S. Value Portfolio
	Year	Year	Year	Year	Period May 16,		Year		Year		Year		Year		Year
	Ended	Ended	Ended	Ended	2017 ʊ to		Ended		Ended		Ended		Ended		Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,
	2021	2020	2019	2018	2017		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$10.64	$10.74	$9.71	$10.68	$10.00		$8.99		$10.97		$11.16		$12.71		$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.21	0.27	0.26	0.08		0.38		0.25		0.35		0.34		0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	3.08	(0.13)	1.00	(1.01)	0.66		3.66		(1.96)		0.04		(1.48)		2.33

Total from Investment Operations	3.38	0.08	1.27	(0.75)	0.74		4.04		(1.71)		0.39		(1.14)		2.64

Less Distributions:
Net Investment Income	(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.36)		(0.27)		(0.35)		(0.41)		(0.24)
Net Realized Gains	—	—	—	—	—		—		—		(0.23)		—		—

Total Distributions	(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.36)		(0.27)		(0.58)		(0.41)		(0.24)

Net Asset Value, End of Period	$13.73	$10.64	$10.74	$9.71	$10.68		$12.67		$8.99		$10.97		$11.16		$12.71

Total Return	31.85%	0.80%	13.19%	(7.20%)	7.38	%(B)	45.23%		(15.76%)		3.75%		(9.22%)		25.97%

Net Assets, End of Period (thousands)	$2,183,724	$1,475,345	$658,448	$266,868	$67,793		$308,666		$206,915		$302,369		$240,668		$246,551
Ratio of Expenses to Average Net Assets *	0.30%	0.30%	0.33%	0.35%	0.31	%(D)(E)	0.44	%(C)	0.50	%(C)	0.54	%(C)	0.52	%(C)	0.52	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30%	0.31%	0.34%	0.35%	0.65	%(D)(E)	0.64	%(C)	0.71	%(C)	0.76	%(C)	0.74	%(C)	0.75	%(C)
Ratio of Net Investment Income to Average Net Assets	2.30%	1.97%	2.69%	2.41%	1.76	%(D)(E)	3.14%		2.56%		3.25%		2.72%		2.69%
Portfolio Turnover Rate	15%	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A		0.20%		0.23%		0.24%		0.24%		0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

119

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.44	$11.17	$10.65	$12.15	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.24	0.33	0.31	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.40	(0.74)	0.56	(1.52)	2.21

Total from Investment Operations	3.73	(0.50)	0.89	(1.21)	2.48

Less Distributions:
Net Investment Income	(0.33)	(0.23)	(0.32)	(0.29)	(0.26)
Net Realized Gains	—	—	(0.05)	—	—

Total Distributions	(0.33)	(0.23)	(0.37)	(0.29)	(0.26)

Net Asset Value, End of Period	$13.84	$10.44	$11.17	$10.65	$12.15

Total Return	35.87%	(4.42%)	8.64%	(10.22%)	25.33%

Net Assets, End of Period (thousands)	$4,089,166	$3,210,237	$3,719,313	$3,129,791	$2,805,367
Ratio of Expenses to Average Net Assets	0.32%	0.35%	0.37%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.32%	0.36%	0.38%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.26%	3.02%	2.56%	2.48%
Portfolio Turnover Rate	6%	13%	8%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

120

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$16.29	$16.42	$15.40	$16.06	$13.14	$16.21	$16.54	$15.71	$16.52	$13.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.29	0.35	0.31	0.29	0.33	0.28	0.35	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	6.27	(0.10)	1.13	(0.64)	2.98	6.21	(0.18)	1.12	(0.66)	2.98

Total from Investment Operations	6.61	0.19	1.48	(0.33)	3.27	6.54	0.10	1.47	(0.35)	3.27

Less Distributions:
Net Investment Income	(0.34)	(0.29)	(0.35)	(0.30)	(0.30)	(0.20)	(0.43)	(0.44)	(0.27)	(0.30)
Net Realized Gains	—	(0.03)	(0.11)	(0.03)	(0.05)	(0.20)	—	(0.20)	(0.19)	(0.12)

Total Distributions	(0.34)	(0.32)	(0.46)	(0.33)	(0.35)	(0.40)	(0.43)	(0.64)	(0.46)	(0.42)

Net Asset Value, End of Year	$22.56	$16.29	$16.42	$15.40	$16.06	$22.35	$16.21	$16.54	$15.71	$16.52

Total Return	40.75%	1.25%	9.94%	(2.16%)	25.14%	40.81%	0.47%	10.10%	(2.28%)	24.54%

Net Assets, End of Year (thousands)	$1,088,714	$769,602	$879,553	$741,512	$546,891	$348,707	$288,509	$375,832	$403,195	$402,204
Ratio of Expenses to Average Net Assets *(C)	0.28%	0.32%	0.33%	0.35%	0.35%	0.32%	0.36%	0.37%	0.34%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.46%	0.56%	0.60%	0.59%	0.60%	0.53%	0.61%	0.63%	0.60%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.81%	2.23%	1.89%	1.95%	1.60%	1.78%	2.25%	1.87%	1.90%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.25%	0.27%	0.27%	0.28%	0.25%	0.28%	0.30%	0.29%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

121

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$27.64	$27.56	$25.46	$29.55	$24.12	$19.67	$20.07	$18.72	$23.49	$20.39

Income from Investment Operations (A)
Net Investment Income (Loss)	0.74	0.55	0.73	0.61	0.49	0.52	0.41	0.48	0.53	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	5.32	0.07	2.05	(4.14)	5.43	6.41	(0.24)	1.87	(4.22)	3.58

Total from Investment Operations	6.06	0.62	2.78	(3.53)	5.92	6.93	0.17	2.35	(3.69)	4.07

Less Distributions:
Net Investment Income	(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.57)	(0.44)	(0.46)	(0.53)	(0.51)
Net Realized Gains	—	—	—	—	—	—	(0.13)	(0.54)	(0.55)	(0.46)

Total Distributions	(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.57)	(0.57)	(1.00)	(1.08)	(0.97)

Net Asset Value, End of Year	$33.05	$27.64	$27.56	$25.46	$29.55	$26.03	$19.67	$20.07	$18.72	$23.49

Total Return	21.91%	2.36%	11.06%	(12.14%)	24.83%	35.51%	0.81%	12.96%	(16.45%)	21.00%

Net Assets, End of Year (thousands)	$6,225,187	$5,652,358	$5,968,318	$5,394,188	$6,632,914	$5,115,924	$4,879,733	$6,423,859	$6,304,406	$7,249,717
Ratio of Expenses to Average Net Assets (F)	0.39%	0.44%	0.48%	0.47%	0.50%	0.63%	0.69%	0.72%	0.70%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.49%	0.54%	0.58%	0.57%	0.60%	0.83%	0.89%	0.92%	0.90%	0.93%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.07%	2.70%	2.08%	1.88%	2.10%	2.20%	2.44%	2.31%	2.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$23.78	$27.16	$26.64	$30.13	$24.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.59	0.63	0.63	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	7.45	(3.27)	0.56	(3.48)	5.60

Total from Investment Operations	8.27	(2.68)	1.19	(2.85)	5.91

Less Distributions:
Net Investment Income	(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Total Distributions	(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Net Asset Value, End of Year	$31.28	$23.78	$27.16	$26.64	$30.13

Total Return	34.91%	(9.98%)	4.57%	(9.66%)	24.11%

Net Assets, End of Year (thousands)	$13,709	$12,587	$29,146	$25,150	$31,198
Ratio of Expenses to Average Net Assets (F)	0.74%	0.77%	0.81%	0.80%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.84%	0.87%	0.91%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.41%	2.29%	2.07%	1.19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

123

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$23.93	$27.34	$26.81	$30.32	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.90	0.71	0.70	0.73	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	7.50	(3.35)	0.57	(3.53)	5.40

Total from Investment Operations	8.40	(2.64)	1.27	(2.80)	6.01

Less Distributions:
Net Investment Income	(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Total Distributions	(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Net Asset Value, End of Year	$31.48	$23.93	$27.34	$26.81	$30.32

Total Return	35.24%	(9.75%)	4.83%	(9.45%)	24.41%

Net Assets, End of Year (thousands)	$13,258,001	$12,596,902	$17,161,936	$16,431,410	$19,383,230
Ratio of Expenses to Average Net Assets (F)	0.49%	0.52%	0.56%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.59%	0.62%	0.66%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.92%	2.87%	2.54%	2.37%	2.23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

124

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio					Emerging Markets Targeted Value Portfolio
								Period
	Year	Year	Year	Year	Year	Year	Year	Nov 14,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2018 ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019
Net Asset Value, Beginning of Year	$20.34	$20.59	$18.95	$22.38	$18.40	$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.57	0.43	0.53	0.50	0.42	0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	4.76	(0.22)	1.64	(3.47)	3.95	3.39	(0.59)	0.20

Total from Investment Operations	5.33	0.21	2.17	(2.97)	4.37	3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.23)	(0.23)	(0.01)
Net Realized Gains	—	—	—	—	—	(0.02)	(0.11)	—

Total Distributions	(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.25)	(0.34)	(0.01)

Net Asset Value, End of Year	$25.16	$20.34	$20.59	$18.95	$22.38	$13.13	$9.71	$10.43

Total Return	26.19%	1.13%	11.61%	(13.48%)	24.02%	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Year (thousands)	$29,155,369	$24,780,700	$28,622,610	$25,372,759	$27,085,722	$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.42%	0.49%	0.52%	0.52%	0.55%	0.72%	0.84%	0.85	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.42%	0.50%	0.53%	0.52%	0.56%	0.72%	0.87%	0.95	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.26%	2.19%	2.62%	2.25%	2.08%	2.19%	2.26%	2.30	%(D)(E)
Portfolio Turnover Rate	10%	15%	4%	4%	4%	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2021, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

		Percentage
		Ownership
Feeder Funds	Master/Underlying Funds	at 10/31/21
Japanese Small Company Portfolio	The Japanese Small Company Series	11%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	21%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%
Continental Small Company Portfolio	The Continental Small Company Series	13%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 10/31/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	79%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

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		Percentage
		Ownership
Funds of Funds	Underlying Funds	at 10/31/21
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	7%
	DFA International Real Estate Securities Portfolio	61%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	2%

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

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Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

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4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.15	%*
International Core Equity Portfolio	0.21	%*
Global Small Company Portfolio	0.41	%*
International Small Company Portfolio	0.32	%*
Japanese Small Company Portfolio	0.42	%*
Asia Pacific Small Company Portfolio	0.42	%*
United Kingdom Small Company Portfolio	0.42	%*
Continental Small Company Portfolio	0.42	%*
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%

130

DFA International Small Cap Value Portfolio	0.50	%*
International Vector Equity Portfolio	0.37	%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.39	%*
World ex U.S. Core Equity Portfolio	0.26	%*
World Core Equity Portfolio	0.23	%*
Selectively Hedged Global Equity Portfolio	0.25	%*
Emerging Markets Portfolio	0.32	%*
Emerging Markets Small Cap Portfolio	0.55	%*
Emerging Markets Value Portfolio	0.42	%*
Emerging Markets Core Equity Portfolio	0.36	%*
Emerging Markets Targeted Value Portfolio	0.56	%*

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to	Management Fee Effective
Portfolio	February 28, 2021	February 28, 2021
Large Cap International Portfolio	0.18%	0.14%
International Core Equity Portfolio	0.24%	0.20%
Global Small Company Portfolio	0.43%	0.40%
International Small Company Portfolio	0.38%	0.30%
Japanese Small Company Portfolio	0.47%	0.40%
Asia Pacific Small Company Portfolio	0.47%	0.40%
United Kingdom Small Company Portfolio	0.47%	0.40%
Continental Small Company Portfolio	0.47%	0.40%
DFA International Small Cap Value Portfolio	0.60%	0.45%
International Vector Equity Portfolio	0.42%	0.35%
World ex U.S. Value Portfolio	0.43%	0.37%
World ex U.S. Core Equity Portfolio	0.29%	0.25%
World Core Equity Portfolio	0.27%	0.22%
Selectively Hedged Global Equity Portfolio	0.28%	0.24%
Emerging Markets Portfolio	0.37%	0.29%
Emerging Markets Small Cap Portfolio	0.60%	0.52%
Emerging Markets Value Portfolio	0.45%	0.41%
Emerging Markets Core Equity Portfolio	0.42%	0.33%
Emerging Markets Targeted Value Portfolio	0.65%	0.52%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee

131

Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$183	—	—
Global Small Company Portfolio (2)	0.47%	—	31	$221	$530
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.40%	—	473	—
Asia Pacific Small Company Portfolio (4)	0.47%	0.40%	—	436	—
United Kingdom Small Company Portfolio (4)	0.47%	0.40%	57	54	42
Continental Small Company Portfolio (4)	0.47%	0.40%	—	769	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	26	9,038	26,057
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.37%	—	564	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	129	2,035	595
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	722	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	6,401	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	10,859	—
Emerging Markets Value Portfolio (11)	—	0.41%	—	14,397	—

132

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$135	—	—
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.41%	—	$15	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.40% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.37% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the Total Management Fee Limit ). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series

133

(including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.
(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.41% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
Large Cap International Portfolio	$15
International Core Equity Portfolio	245
Global Small Company Portfolio	—
DFA International Real Estate Securities Portfolio	219
DFA Global Real Estate Securities Portfolio	3
DFA International Small Cap Value Portfolio	46

134

Fees Paid Indirectly
International Vector Equity Portfolio	$5
International High Relative Profitability Portfolio	11
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	9
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Core Equity Portfolio	148
Emerging Markets Targeted Value Portfolio	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$131
International Core Equity Portfolio	560
Global Small Company Portfolio	1
International Small Company Portfolio	349
Japanese Small Company Portfolio	15
Asia Pacific Small Company Portfolio	11
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	12
DFA International Real Estate Securities Portfolio	113
DFA Global Real Estate Securities Portfolio	140
DFA International Small Cap Value Portfolio	443
International Vector Equity Portfolio	58
International High Relative Profitability Portfolio	15
World ex U.S. Value Portfolio	5
World ex U.S. Core Equity Portfolio	49
World Core Equity Portfolio	11
Selectively Hedged Global Equity Portfolio	6
Emerging Markets Portfolio	171
Emerging Markets Small Cap Portfolio	149
Emerging Markets Value Portfolio	575
Emerging Markets Core Equity Portfolio	562
Emerging Markets Targeted Value Portfolio	2

135

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$760,745	$920,316
International Core Equity Portfolio	$3,297,695	$2,389,163
DFA International Real Estate Securities Portfolio	$479,799	$465,185
DFA Global Real Estate Securities Portfolio	$444,129	$44,271
DFA International Small Cap Value Portfolio	$1,790,234	$2,589,583
International Vector Equity Portfolio	$504,971	$561,230
International High Relative Profitability Portfolio	$557,166	$286,057
World ex U.S. Core Equity Portfolio	$224,877	$367,855
Emerging Markets Core Equity Portfolio	$2,983,183	$4,376,483
Emerging Markets Targeted Value Portfolio	$68,912	$65,297

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$174,366	$1,590,749	$1,463,971	$(10)	$(9)	$301,125	26,026	$147	—

Total	$174,366	$1,590,749	$1,463,971	$(10)	$(9)	$301,125	26,026	$147	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,094,988	$6,232,681	$5,732,569	$(21)	$(71)	$1,595,008	137,857	$901	—

Total	$1,094,988	$6,232,681	$5,732,569	$(21)	$(71)	$1,595,008	137,857	$901	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$24,896	$23,482	$4,842	$336	$14,525	$58,397	1,204	$505	—

Total	$24,896	$23,482	$4,842	$336	$14,525	$58,397	1,204	$505	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$379,347	$3,575,577	$3,644,333	$(43)	$(2)	$310,546	26,841	$197	—

Total	$379,347	$3,575,577	$3,644,333	$(43)	$(2)	$310,546	26,841	$197	—

136

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,587,797	$364,344	$151,100	$(26,491)	$892,154	$3,666,704	727,521	—	—
DFA Real Estate Securities Portfolio	720,976	—	174,066	87,490	205,211	839,611	17,170	$21,150	$1,045
The DFA Short Term Investment Fund	72,156	789,441	644,538	(7)	(7)	217,045	18,759	64	—

Total	$3,380,929	$1,153,785	$969,704	$60,992	$1,097,358	$4,723,360	763,450	$21,214	$1,045

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$419,762	$1,651,783	$1,687,928	$(1)	$(25)	$383,591	33,154	$241	—

Total	$419,762	$1,651,783	$1,687,928	$(1)	$(25)	$383,591	33,154	$241	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$123,777	$653,553	$634,327	$(7)	$(8)	$142,988	12,359	$94	—

Total	$123,777	$653,553	$634,327	$(7)	$(8)	$142,988	12,359	$94	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$48,097	$751,910	$703,703	$(6)	$(2)	$96,296	8,323	—	—

Total	$48,097	$751,910	$703,703	$(6)	$(2)	$96,296	8,323	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$18,901	$7,152	$6,799	$252	$7,908	$27,414	1,238	$549	—

Total	$18,901	$7,152	$6,799	$252	$7,908	$27,414	1,238	$549	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$119,096	$626,628	$601,163	$(2)	$(5)	$144,554	12,494	$87	—

Total	$119,096	$626,628	$601,163	$(2)	$(5)	$144,554	12,494	$87	—

137

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$436,142	$78,579	$60,974	$8,638	$180,788	$643,173	17,743	$7,321	—
International Core Equity Portfolio	230,682	45,577	41,748	1,241	79,766	315,518	19,310	7,024	—
Emerging Markets Core Equity Portfolio	102,184	20,360	15,550	673	23,393	131,060	5,209	2,586	—

Total	$769,008	$144,516	$118,272	$10,552	$283,947	$1,089,751	42,262	$16,931	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$147,786	$14,404	$37,969	$9,881	$53,077	$187,179	5,645	$2,172	—
International Core Equity Portfolio	79,764	9,174	22,426	3,250	24,158	93,920	5,748	2,181	—
Emerging Markets Core Equity Portfolio	57,734	10,596	19,407	2,480	11,453	62,856	2,498	1,285	—

Total	$285,284	$34,174	$79,802	$15,611	$88,688	$343,955	13,891	$5,638	—

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$447,352	$2,246,309	$2,168,935	$(14)	$(32)	$524,680	45,348	$353	—

Total	$447,352	$2,246,309	$2,168,935	$(14)	$(32)	$524,680	45,348	$353	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,037	$23,447	$22,414	—	—	$3,070	265	—	—

Total	$2,037	$23,447	$22,414	—	—	$3,070	265	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

138

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2020	$119,035	—	—	$119,035
2021	144,492	—	—	144,492
International Core Equity Portfolio
2020	616,813	—	—	616,813
2021	761,635	—	—	761,635
Global Small Company Portfolio
2020	627	—	—	627
2021	727	—	—	727
International Small Company Portfolio
2020	251,539	$278,423	—	529,962
2021	220,133	—	—	220,133
Japanese Small Company Portfolio
2020	14,224	9,019	—	23,243
2021	10,581	—	—	10,581
Asia Pacific Small Company Portfolio
2020	14,178	—	—	14,178
2021	12,808	—	—	12,808
United Kingdom Small Company Portfolio
2020	969	1,478	—	2,447
2021	588	—	—	588
Continental Small Company Portfolio
2020	8,902	—	—	8,902
2021	13,462	—	—	13,462
DFA International Real Estate Securities Portfolio
2020	717,271	—	—	717,271
2021	—	—	—	—
DFA Global Real Estate Securities Portfolio
2020	509,001	90,019	—	599,020
2021	153,865	33,088	—	186,953
DFA International Small Cap Value Portfolio
2020	224,481	206,468	—	430,949
2021	258,254	—	—	258,254
International Vector Equity Portfolio
2020	57,641	—	—	57,641
2021	74,200	—	—	74,200
International High Relative Profitability Portfolio
2020	18,018	—	—	18,018
2021	43,180	—	—	43,180

139

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Value Portfolio
2020	$6,579	—	—	$6,579
2021	8,755	—	—	8,755
World ex U.S. Core Equity Portfolio
2020	75,535	—	—	75,535
2021	98,429	—	—	98,429
World Core Equity Portfolio
2020	14,888	$1,549	—	16,437
2021	16,210	—	—	16,210
Selectively Hedged Global Equity Portfolio
2020	9,635	—	—	9,635
2021	3,648	3,286	—	6,934
Emerging Markets Portfolio
2020	118,156	—	—	118,156
2021	122,695	—	—	122,695
Emerging Markets Small Cap Portfolio
2020	129,179	41,749	—	170,928
2021	128,503	—	—	128,503
Emerging Markets Value Portfolio
2020	442,052	—	—	442,052
2021	382,292	—	—	382,292
Emerging Markets Core Equity Portfolio
2020	585,760	—	—	585,760
2021	590,306	—	—	590,306
Emerging Markets Targeted Value Portfolio
2020	3,854	21	—	3,875
2021	4,500	—	—	4,500

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(6,059)	—	$(6,059)
International Core Equity Portfolio	(40,609)	—	(40,609)
Global Small Company Portfolio	(165)	$(59)	(224)
International Small Company Portfolio	(43,307)	(45,638)	(88,945)
Japanese Small Company Portfolio	(1,060)	(1,545)	(2,605)
Asia Pacific Small Company Portfolio	(1,655)	(2,324)	(3,979)
United Kingdom Small Company Portfolio	(111)	(88)	(199)
Continental Small Company Portfolio	(356)	—	(356)
DFA International Real Estate Securities Portfolio	(6,036)	—	(6,036)

140

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Global Real Estate Securities Portfolio	$(8,798)	—	$(8,798)
DFA International Small Cap Value Portfolio	(32,335)	—	(32,335)
International Vector Equity Portfolio	(8,670)	—	(8,670)
International High Relative Profitability Portfolio	(2,917)	—	(2,917)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(4,928)	—	(4,928)
World Core Equity Portfolio	(300)	$(797)	(1,097)
Selectively Hedged Global Equity Portfolio	(740)	(1,080)	(1,820)
Emerging Markets Portfolio	(14,565)	(31,396)	(45,961)
Emerging Markets Small Cap Portfolio	(23,056)	(15,794)	(38,850)
Emerging Markets Value Portfolio	(51,755)	—	(51,755)
Emerging Markets Core Equity Portfolio	(47,544)	—	(47,544)
Emerging Markets Targeted Value Portfolio	(1,223)	(2,056)	(3,279)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$40,692	—	$(384,020)	$2,009,082	$1,665,754
International Core Equity Portfolio	306,366	—	(1,265,730)	9,065,458	8,106,094
Global Small Company Portfolio	1,302	$1,952	—	19,576	22,830
International Small Company Portfolio	306,340	367,879	—	2,939,662	3,613,881
Japanese Small Company Portfolio	8,625	9,423	—	71,540	89,588
Asia Pacific Small Company Portfolio	13,486	26,996	—	46,304	86,786
United Kingdom Small Company Portfolio	609	742	—	4,745	6,096
Continental Small Company Portfolio	10,051	13,197	—	230,638	253,886
DFA International Real Estate Securities Portfolio	448,351	—	(537,282)	12,844	(76,087)
DFA Global Real Estate Securities Portfolio	50,047	96,158	—	2,417,397	2,563,602
DFA International Small Cap Value Portfolio	284,171	38,835	—	2,128,251	2,451,257
International Vector Equity Portfolio	39,502	68,984	—	943,294	1,051,780
International High Relative Profitability Portfolio	10,940	10,953	—	489,184	511,077
World ex U.S. Value Portfolio	3,321	—	(9,885)	45,894	39,330
World ex U.S. Core Equity Portfolio	23,587	—	(100,475)	978,330	901,442
World Core Equity Portfolio	—	8,329	—	385,030	393,359
Selectively Hedged Global Equity Portfolio	5,390	13,787	—	148,706	167,883
Emerging Markets Portfolio	21,567	214,849	—	2,444,325	2,680,741
Emerging Markets Small Cap Portfolio	155,079	93,645	—	1,020,899	1,269,623

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Value Portfolio	$181,485	—	$(1,710,597)	$2,636,910	$1,107,798
Emerging Markets Core Equity Portfolio	182,437	—	(2,148,189)	8,909,426	6,943,674
Emerging Markets Targeted Value Portfolio	10,796	$10,941	—	42,666	64,403

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$384,020	$384,020
International Core Equity Portfolio	1,265,730	1,265,730
Global Small Company Portfolio	—	—
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	—	—
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	—	—
DFA International Real Estate Securities Portfolio	537,282	537,282
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	—	—
International High Relative Profitability Portfolio	—	—
World ex U.S. Value Portfolio	9,885	9,885
World ex U.S. Core Equity Portfolio	100,475	100,475
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,710,597	1,710,597
Emerging Markets Core Equity Portfolio	2,148,189	2,148,189
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$101,782
International Core Equity Portfolio	272,686
Global Small Company Portfolio	254
International Small Company Portfolio	311,522
Japanese Small Company Portfolio	4,708
Asia Pacific Small Company Portfolio	17,670
United Kingdom Small Company Portfolio	55

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Continental Small Company Portfolio	$27,023
DFA International Small Cap Value Portfolio	427,289
International Vector Equity Portfolio	117,093
International High Relative Profitability Portfolio	26,305
World ex U.S. Value Portfolio	7,883
World ex U.S. Core Equity Portfolio	29,244
World Core Equity Portfolio	1,459
Emerging Markets Portfolio	149,571
Emerging Markets Small Cap Portfolio	395,108
Emerging Markets Value Portfolio	637,239
Emerging Markets Core Equity Portfolio	591,832

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,242,557	$2,159,880	$(150,672)	$2,009,208
International Core Equity Portfolio	26,675,979	11,314,807	(2,252,592)	9,062,215
Global Small Company Portfolio	80,911	18,156	—	18,156
International Small Company Portfolio	10,531,261	2,939,914	—	2,939,914
Japanese Small Company Portfolio	308,348	71,613	—	71,613
Asia Pacific Small Company Portfolio	335,341	46,308	—	46,308
United Kingdom Small Company Portfolio	39,419	8,087	(3,346)	4,741
Continental Small Company Portfolio	532,505	230,638	—	230,638
DFA International Real Estate Securities Portfolio	6,194,326	713,130	(699,671)	13,459
DFA Global Real Estate Securities Portfolio	8,328,063	2,648,735	(231,337)	2,417,398
DFA International Small Cap Value Portfolio	10,858,361	3,179,833	(1,052,322)	2,127,511
International Vector Equity Portfolio	2,874,292	1,143,997	(200,605)	943,392
International High Relative Profitability Portfolio	1,781,068	535,677	(46,497)	489,180
World ex U.S. Value Portfolio	262,198	46,383	—	46,383
World ex U.S. Core Equity Portfolio	3,203,619	1,289,404	(308,898)	980,506
World Core Equity Portfolio	704,721	385,030	—	385,030
Selectively Hedged Global Equity Portfolio	195,268	148,706	—	148,706
Emerging Markets Portfolio	3,739,638	2,490,152	—	2,490,152
Emerging Markets Small Cap Portfolio	4,058,588	1,058,119	—	1,058,119
Emerging Markets Value Portfolio	10,486,707	2,707,721	—	2,707,721
Emerging Markets Core Equity Portfolio	20,475,039	11,573,568	(2,498,617)	9,074,951
Emerging Markets Targeted Value Portfolio	192,272	55,915	(11,757)	44,158

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$1,397	45	$3,669	151
Shares Issued in Lieu of Cash Distributions	349	12	570	22
Shares Redeemed	(4,468)	(148)	(16,724)	(717)

Net Increase (Decrease) — Class R2 Shares	$(2,722)	(91)	$(12,485)	(544)

Institutional Class Shares
Shares Issued	$1,801,928	58,072	$3,019,595	131,537
Shares Issued in Lieu of Cash Distributions	368,063	12,127	425,160	16,845
Shares Redeemed	(5,470,382)	(175,490)	(5,831,173)	(249,652)

Net Increase (Decrease) — Institutional Class Shares	$(3,300,391)	(105,291)	$(2,386,418)	(101,270)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

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2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$48,340
International Core Equity Portfolio	—	266,565
Global Small Company Portfolio	—	146
International Small Company Portfolio	—	86,184
DFA International Real Estate Securities Portfolio	—	39,583
DFA International Small Cap Value Portfolio	—	115,129
International Vector Equity Portfolio	—	1,640
International High Relative Profitability Portfolio	—	4,911
World ex U.S. Core Equity Portfolio	—	28,420
Selectively Hedged Global Equity Portfolio	107,658	4,064
Emerging Markets Core Equity Portfolio	—	226,591

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	Forward Currency Contracts*	Futures**
Emerging Markets Targeted Value Portfolio	$—	$1,700

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Equity Contracts*,(2)
Large Cap International Portfolio	$1,633	—	$1,633
International Core Equity Portfolio	9,003	—	9,003
International Small Company Portfolio	2,141	—	2,141
DFA International Real Estate Securities Portfolio	1,410	—	1,410
DFA International Small Cap Value Portfolio	4,502	—	4,502
International Vector Equity Portfolio	826	—	826
World ex U.S. Core Equity Portfolio	1,034	—	1,034
Selectively Hedged Global Equity Portfolio	838	$736	102
Emerging Markets Core Equity Portfolio	8,055	—	8,055
Emerging Markets Targeted Value Portfolio	54	—	54

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	October 31, 2021	Contracts (3)
Selectively Hedged Global Equity Portfolio	$(389)	$(389)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
Large Cap International Portfolio	$14,606	—	$14,606
International Core Equity Portfolio	79,338	—	79,338

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	Realized Gain (Loss) on
	Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Global Small Company Portfolio	$35	—	$35	*
International Small Company Portfolio	26,350	—	26,350
DFA International Real Estate Securities Portfolio	13,260	—	13,260
DFA Global Real Estate Securities Portfolio	1,671	—	1,671	*
DFA International Small Cap Value Portfolio	26,234	—	26,234
International Vector Equity Portfolio	(437)	—	(437)
International High Relative Profitability Portfolio	2,062	—	2,062
World ex U.S. Core Equity Portfolio	8,882	—	8,882
World Core Equity Portfolio	(18)	—	(18	)*
Selectively Hedged Global Equity Portfolio	1,941	$694	1,247
Emerging Markets Core Equity Portfolio	67,395	—	67,395
Emerging Markets Targeted Value Portfolio	348	—	348

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$2,380	—	$2,380
International Core Equity Portfolio	10,863	—	10,863
International Small Company Portfolio	3,416	—	3,416
DFA International Real Estate Securities Portfolio	3,086	—	3,086
DFA International Small Cap Value Portfolio	9,695	—	9,695
International Vector Equity Portfolio	826	—	826
International High Relative Profitability Portfolio	145	—	145
World ex U.S. Core Equity Portfolio	1,632	—	1,632
Selectively Hedged Global Equity Portfolio	317	$121	196
Emerging Markets Core Equity Portfolio	15,950	—	15,950
Emerging Markets Targeted Value Portfolio	67	—	67

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and

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typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2021 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
Description			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
UBSAG	—	—	—	—	—	$11	$11	—	—	$11
Citibank NA	—	—	—	—	—	29	29	—	—	29
Bank of America Corp.	$535	$535	—	—	$535	—	—	—	—	—
State Street Bank and Trust	167	167	$(1)	—	166	1	1	$(1)	—	—
HSBC Bank	—	—	—	—	—	267	267	—	—	267
Goldman Sachs International	15	15	—	—	15	—	—	—	—	—
Barclays Capital	—	—	—	—	—	23	23	—	—	23
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	56	56	—	—	56
JP Morgan	17	17	—	—	17	—	—	—	—	—
Morgan Stanley and Co. International	2	2	(2)	—	—	2	2	(2)	—	—

Total	$736	$736	$(3)	—	$733	$389	$389	$(3)	—	$386

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Large Cap International Portfolio	0.83%	$2,206	10	$1	$16,289	—
Global Small Company Portfolio	0.83%	258	35	—	2,031	—
International Small Company Portfolio	0.83%	4,651	5	1	15,443	—
DFA International Real Estate Securities Portfolio	0.84%	2,495	14	1	14,265	—
DFA Global Real Estate Securities Portfolio	0.83%	4,695	9	1	11,900	—
DFA International Small Cap Value Portfolio	0.83%	5,235	9	1	11,048	—
International Vector Equity Portfolio	0.83%	1,137	13	—	7,344	—
International High Relative Profitability Portfolio	0.81%	19,903	1	—	19,903	—
World ex U.S. Value Portfolio	0.83%	638	41	1	9,903	—
World ex U.S. Core Equity Portfolio	0.83%	2,422	14	1	7,282	—
World Core Equity Portfolio	0.83%	897	55	1	6,573	$142
Selectively Hedged Global Equity Portfolio	0.83%	4,360	2	—	4,401	—
Emerging Markets Core Equity Portfolio	0.84%	11,679	2	1	22,991	—
Emerging Markets Targeted Value Portfolio	0.84%	4,266	16	2	7,233	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2021
Emerging Markets Core Equity Portfolio	Borrower	0.44%	$10	1	—	$10	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$180,663	$60,935	$(8,996)
International Core Equity Portfolio	167,844	149,445	(11,095)
DFA Global Real Estate Securities Portfolio	36,687	137	11
DFA International Small Cap Value Portfolio	81,551	233,303	55,507
International Vector Equity Portfolio	24,237	45,657	10,045
International High Relative Profitability Portfolio	80,493	33,215	873
World ex U.S. Core Equity Portfolio	9,977	19,866	(2,408)
Emerging Markets Core Equity Portfolio	5,509	3,612	299
Emerging Markets Targeted Value Portfolio	292	1,418	100

150

K. Securities Lending:

As of October 31, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$55,186
International Core Equity Portfolio	314,556
DFA International Real Estate Securities Portfolio	16,995
DFA International Small Cap Value Portfolio	86,568
International Vector Equity Portfolio	49,380
International High Relative Profitability Portfolio	10,536
World ex U.S. Core Equity Portfolio	67,744
Emerging Markets Core Equity Portfolio	1,231,666
Emerging Markets Targeted Value Portfolio	7,426

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

151

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Large Cap International Portfolio
Common Stocks	$301,155	—	—	—	$301,155
International Core Equity Portfolio
Common Stocks, Rights/Warrants	1,595,091	—	—	—	1,595,091
DFA International Real Estate Securities Portfolio
Common Stocks	310,621	—	—	—	310,621
DFA Global Real Estate Securities Portfolio
Common Stocks	217,101	—	—	—	217,101
DFA International Small Cap Value Portfolio
Common Stocks	383,569	—	—	—	383,569
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	142,982	—	—	—	142,982
International High Relative Profitability Portfolio
Common Stocks	96,300	—	—	—	96,300
World ex U.S. Core Equity Portfolio
Common Stocks	144,566	—	—	—	144,566
Emerging Markets Core Equity Portfolio
Common Stocks	524,700	—	—	—	524,700
Emerging Markets Targeted Value Portfolio
Common Stocks	3,070	—	—	—	3,070

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

152

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

P. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	72%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	76%
Japanese Small Company Portfolio-Institutional Class	3	87%
Asia Pacific Small Company Portfolio-Institutional Class	2	92%
United Kingdom Small Company Portfolio-Institutional Class	4	94%
Continental Small Company Portfolio-Institutional Class	2	91%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	68%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	84%

153

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International High Relative Profitability Portfolio-Institutional Class	3	90%
World ex U.S. Value Portfolio-Institutional Class	6	90%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World Core Equity Portfolio-Institutional Class	5	85%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	91%
Emerging Markets Portfolio-Institutional Class	3	63%
Emerging Markets Small Cap Portfolio-Institutional Class	4	65%
Emerging Markets Value Portfolio-Class R2	1	96%
Emerging Markets Value Portfolio-Institutional Class	2	40%
Emerging Markets Core Equity Portfolio-Institutional Class	3	65%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

154

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of Large Cap International Portfolio, International Core Equity Portfolio, Global Small Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings of Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio and schedules of investments of Global Small Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, World ex U.S. Value Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio (twenty-two of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

155

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

156

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Class R2 vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

157

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

158

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2021, the Master Fund held approximately 510 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

159

For the 12 months ended October 31, 2021, total returns were 50.55% for the Portfolio’s Class R2 shares, 50.90% for the Portfolio’s Institutional Class shares, and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

160

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

161

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,056.00	0.60%	$3.11
Institutional Class Shares	$1,000.00	$1,057.20	0.36%	$1.87
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.18	0.60%	$3.06
Institutional Class Shares	$1,000.00	$1,023.39	0.36%	$1.84

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,316,979,479

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,316,979,479

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

164

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

DFA
International
Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,316,979
Receivables:
Fund Shares Sold	2,639
Prepaid Expenses and Other Assets	56

Total Assets	8,319,674

LIABILITIES:
Payables:
Fund Shares Redeemed	3,955
Due to Advisor	705
Accrued Expenses and Other Liabilities	781

Total Liabilities	5,441

NET ASSETS	$8,314,233

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,753 and shares outstanding of 88,780	$19.74

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,312,480 and shares outstanding of 419,860,628	$19.80

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,198,087
Total Distributable Earnings (Loss)	1,116,146

NET ASSETS	$8,314,233

See accompanying Notes to Financial Statements.

165

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

DFA
International
Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $28,683)	$301,702
Income from Securities Lending	2,931
Expenses Allocated from Affiliated Investment Companies	(17,844)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	286,789

Fund Expenses
Investment Management Fees	25,884
Accounting & Transfer Agent Fees	1,157
Shareholder Servicing Fees Class R2 Shares	3
Filing Fees	187
Shareholders’ Reports	172
Directors’/Trustees’ Fees & Expenses	89
Professional Fees	33
Other	45

Total Fund Expenses	27,570

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	3
Institutional Class Shares	16,403

Net Expenses	11,164

Net Investment Income (Loss)	275,625

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,522,431

Net Realized and Unrealized Gain (Loss)	2,900,411

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,176,036

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

166

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$275,625	$198,052
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	377,980	(316,959)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,522,431	(1,563,162)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,176,036	(1,682,069)

Distributions:
Class R2 Shares	(43)	(29)
Institutional Class Shares	(258,413)	(226,414)

Total Distributions	(258,456)	(226,443)

Capital Share Transactions (1):
Shares Issued	1,043,206	2,636,246
Shares Issued in Lieu of Cash Distributions	254,720	222,167
Shares Redeemed	(2,459,596)	(3,566,247)

Net Increase (Decrease) from Capital Share Transactions	(1,161,670)	(707,834)

Total Increase (Decrease) in Net Assets	1,755,910	(2,616,346)
Net Assets
Beginning of Year	6,558,323	9,174,669

End of Year	$8,314,233	$6,558,323

(1) Shares Issued and Redeemed:
Shares Issued	56,340	194,702
Shares Issued in Lieu of Cash Distributions	13,672	14,542
Shares Redeemed	(134,474)	(258,909)

Net Increase (Decrease) from Shares Issued and Redeemed	(64,462)	(49,665)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$13.50	$17.13	$17.68	$19.89	$16.27
Income from Investment Operations (A)
Net Investment Income (Loss)	0.62	0.38	0.58	0.54	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	6.17	(3.61)	(0.10)	(2.21)	3.61

Total from Investment Operations	6.79	(3.23)	0.48	(1.67)	4.16

Less Distributions:
Net Investment Income	(0.55)	(0.40)	(0.51)	(0.54)	(0.54)
Net Realized Gains	—	—	(0.52)	—	—

Total Distributions	(0.55)	(0.40)	(1.03)	(0.54)	(0.54)

Net Asset Value, End of Year	$19.74	$13.50	$17.13	$17.68	$19.89

Total Return	50.55%	(19.08%)	3.13%	(8.59%)	25.99%

Net Assets, End of Year (thousands)	$1,753	$835	$1,191	$1,477	$3,508
Ratio of Expenses to Average Net Assets (F)	0.60%	0.65%	0.69%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.80%	0.85%	0.89%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.31%	2.56%	3.43%	2.72%	3.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

168

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$13.54	$17.18	$17.74	$19.94	$16.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.62	0.38	0.63	0.60	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	6.23	(3.58)	(0.11)	(2.21)	3.66

Total from Investment Operations	6.85	(3.20)	0.52	(1.61)	4.22

Less Distributions:
Net Investment Income	(0.59)	(0.44)	(0.56)	(0.59)	(0.58)
Net Realized Gains	—	—	(0.52)	—	—

Total Distributions	(0.59)	(0.44)	(1.08)	(0.59)	(0.58)

Net Asset Value, End of Year	$19.80	$13.54	$17.18	$17.74	$19.94

Total Return	50.90%	(18.87%)	3.37%	(8.32%)	26.36%

Net Assets, End of Year (thousands)	$8,312,480	$6,557,488	$9,173,478	$9,421,965	$9,837,631
Ratio of Expenses to Average Net Assets (F)	0.36%	0.40%	0.44%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.56%	0.60%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.36%	2.57%	3.70%	3.01%	3.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

169

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2021, the Portfolio owned 68% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

170

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.32	%*

*	Effective as of February 28, 2021, the management fee payable by the Portfolio was reduced from 0.35% to 0.30%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2021, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the

171

Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

					Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
DFA International Value Portfolio (1)	—	0.30%	—	$16,403	—
Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.30%	—	3	—

(1)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.30% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$282

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E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2020	$226,443	—	—	$226,443
2021	258,456	—	—	258,456

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
DFA International Value Portfolio	$(2,374)	—	$(2,374)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed			Total Net
	Net Investment			Distributable
	Income and	Undistributed	Unrealized	Earnings
	Short-Term	Long-Term	Appreciation	(Accumulated
	Capital Gains	Capital Gains	(Depreciation)	Losses)
DFA International Value Portfolio	$109,693	—	$1,006,924	$1,116,617

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$349,633

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As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
DFA International Value Portfolio	$7,309,852	$1,128,895	$(121,757)	$1,007,138

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$1,954	104	$354	23
Shares Issued in Lieu of Cash Distributions	43	2	29	2
Shares Redeemed	(1,495)	(80)	(473)	(32)

Net Increase (Decrease) — Class R2 Shares	$502	26	$(90)	(7)

Institutional Class Shares
Shares Issued	$1,041,251	56,236	$2,635,892	194,679
Shares Issued in Lieu of Cash Distributions	254,677	13,670	222,138	14,540
Shares Redeemed	(2,458,101)	(134,394)	(3,565,774)	(258,877)

Net Increase (Decrease) — Institutional Class Shares	$(1,162,173)	(64,488)	$(707,744)	(49,658)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

174

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA International Value Portfolio-Class R2	5	94%
DFA International Value Portfolio-Institutional Class	3	65%

175

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

176

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2021 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

177

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

178

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The United Kingdom Small Company Series vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

179

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

180

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

181

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

182

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2021, the Series held approximately 510 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

183

For the 12 months ended October 31, 2021, total returns were 51.09% for the Series and 35.59% for the MSCI World ex USA Index (net dividends), the Series’ benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series’ focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 1,820 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 13.08% for the Series and 13.18% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed. The Series’ exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed. Conversely, the Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those stocks underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 830 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 38.31% for the Series and 34.27% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ emphasis on stocks with smaller market capitalizations, particularly in Australia, contributed positively to relative performance, as larger stocks held by the index underperformed. The Series’ exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITs generally underperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

184

For the 12 months ended October 31, 2021, total returns were 51.93% for the Series and 45.72% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed for the period.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 1,160 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 51.24% for the Series and 49.80% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. The Series also generally excludes certain companies with high asset growth. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 59.72% for the Series and 53.21% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the period. The Series’ greater emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, as these stocks outperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher- profitability within the large-cap segment of emerging markets. As of October 31, 2021, the Series held approximately 1,720 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

185

For the 12 months ended October 31, 2021, total returns were 22.22% for the Series and 16.96% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. The Series’ greater allocation to stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counterparts in emerging markets. The Portfolio’s emphasis on stocks with higher profitability also contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Series generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Series held approximately 4,960 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2021, total returns were 36.03% for the Series and 16.96% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

186

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,058.40	0.22%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,017.20	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

187

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,042.30	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,017.60	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,058.70	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,098.50	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
The Emerging Markets Series
Actual Fund Return	$1,000.00	$964.10	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,008.40	0.27%	$1.37
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

188

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 24, 2021 (September 27, 2021 with respect to The United Kingdom Small Company Series). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.8%
Consumer Discretionary	14.7%
Consumer Staples	4.5%
Energy	12.6%
Financials	30.7%
Health Care	4.9%
Industrials	11.3%
Information Technology	0.9%
Materials	11.8%
Real Estate	2.3%
Utilities	1.5%

100.0%

The Japanese Small Company Series
Communication Services	3.1%
Consumer Discretionary	14.4%
Consumer Staples	7.3%
Energy	1.0%
Financials	8.4%
Health Care	4.5%
Industrials	30.5%
Information Technology	15.5%
Materials	12.1%
Real Estate	1.7%
Utilities	1.5%

100.0%

The Asia Pacific Small Company Series
Communication Services	6.4%
Consumer Discretionary	17.9%
Consumer Staples	8.0%
Energy	3.4%
Financials	12.4%
Health Care	6.0%
Industrials	12.0%
Information Technology	9.2%
Materials	14.3%
Real Estate	6.4%
Utilities	4.0%

100.0%

189

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.8%
Consumer Discretionary	20.0%
Consumer Staples	6.8%
Energy	2.3%
Financials	16.7%
Health Care	3.2%
Industrials	25.8%
Information Technology	8.6%
Materials	6.6%
Real Estate	3.7%
Utilities	2.5%

100.0%

The Continental Small Company Series
Communication Services	4.3%
Consumer Discretionary	10.3%
Consumer Staples	4.0%
Energy	2.4%
Financials	13.9%
Health Care	6.8%
Industrials	27.9%
Information Technology	11.2%
Materials	8.4%
Real Estate	6.5%
Utilities	4.3%

100.0%

The Canadian Small Company Series
Communication Services	1.4%
Consumer Discretionary	6.3%
Consumer Staples	5.2%
Energy	20.3%
Financials	11.5%
Health Care	1.5%
Industrials	12.3%
Information Technology	3.2%
Materials	24.6%
Real Estate	4.2%
Utilities	9.5%

100.0%

The Emerging Markets Series
Communication Services	9.5%
Consumer Discretionary	12.1%
Consumer Staples	6.7%
Energy	4.7%
Financials	19.4%
Health Care	4.0%
Industrials	6.7%
Information Technology	20.7%
Materials	11.0%
Real Estate	2.6%
Utilities	2.6%

100.0%

The Emerging Markets Small Cap Series
Communication Services	4.4%
Consumer Discretionary	13.1%
Consumer Staples	6.7%
Energy	2.0%
Financials	8.6%
Health Care	7.5%
Industrials	15.5%
Information Technology	16.5%
Materials	13.8%
Real Estate	6.9%
Utilities	5.0%

100.0%

190

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.0%)
Australia & New Zealand Banking Group Ltd.	6,888,410	$146,588,595	1.2%
National Australia Bank Ltd.	4,975,285	108,172,523	0.9%
Westpac Banking Corp.	8,060,284	156,813,850	1.3%
Other Securities		342,062,377	2.7%

TOTAL AUSTRALIA		753,637,345	6.1%

AUSTRIA — (0.0%)
Other Securities		1,511,840	0.0%

BELGIUM — (0.7%)
Other Securities		84,789,324	0.7%

CANADA — (9.4%)
# Bank of Montreal	180,174	19,562,040	0.2%
Bank of Montreal	1,448,818	157,211,241	1.3%
Bank of Nova Scotia	495,702	32,499,402	0.3%
Bank of Nova Scotia	1,698,160	111,331,370	0.9%
# Canadian Imperial Bank of Commerce	907,318	110,093,685	0.9%
Canadian Imperial Bank of Commerce	248,491	30,132,019	0.3%
Canadian Natural Resources Ltd.	489,228	20,792,981	0.2%
Canadian Natural Resources Ltd.	3,476,035	147,766,248	1.2%
Other Securities		557,468,956	4.3%

TOTAL CANADA		1,186,857,942	9.6%

DENMARK — (2.2%)
DSV AS	309,306	71,888,035	0.6%
# Vestas Wind Systems AS	1,973,579	85,317,056	0.7%
Other Securities		116,222,387	0.9%

TOTAL DENMARK		273,427,478	2.2%

FINLAND — (0.9%)
Other Securities		117,103,920	1.0%

FRANCE — (9.8%)
AXA SA	1,974,356	57,439,907	0.5%
# BNP Paribas SA	1,824,346	122,116,632	1.0%
Cie de Saint-Gobain	1,844,395	127,286,369	1.0%
Cie Generale des Etablissements Michelin SCA	622,212	97,822,573	0.8%
Orange SA	5,978,647	65,196,841	0.5%
TotalEnergies SE	6,840,726	342,549,007	2.8%
Other Securities		425,218,764	3.5%

TOTAL FRANCE		1,237,630,093	10.1%

GERMANY — (6.5%)
Allianz SE	559,039	129,814,638	1.1%
Bayerische Motoren Werke AG	1,003,964	101,436,507	0.8%
Daimler AG	2,568,275	254,933,183	2.1%
Volkswagen AG	111,321	36,190,216	0.3%
Other Securities		297,572,604	2.4%

TOTAL GERMANY		819,947,148	6.7%

191

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (1.9%)
Other Securities		$241,189,297	2.0%

IRELAND — (0.4%)
Other Securities		46,959,387	0.4%

ISRAEL — (0.4%)
Other Securities		50,389,622	0.4%

ITALY — (1.9%)
Intesa Sanpaolo SpA	21,991,838	62,504,673	0.5%
Other Securities		172,510,027	1.4%

TOTAL ITALY		235,014,700	1.9%

JAPAN — (20.4%)
Hitachi Ltd.	997,700	57,492,003	0.5%
Honda Motor Co. Ltd.	3,522,000	104,173,232	0.8%
Mitsubishi Corp.	1,817,600	57,795,971	0.5%
ORIX Corp.	3,324,900	66,086,674	0.5%
SoftBank Group Corp.	1,571,580	85,081,195	0.7%
Takeda Pharmaceutical Co. Ltd.	2,595,871	72,855,226	0.6%
Toyota Motor Corp.	16,646,950	293,721,364	2.4%
# Toyota Motor Corp., Sponsored ADR	49,541	8,747,454	0.1%
Other Securities		1,825,296,083	14.8%

TOTAL JAPAN		2,571,249,202	20.9%

NETHERLANDS — (5.0%)
ING Groep NV	4,722,058	71,628,435	0.6%
Koninklijke Ahold Delhaize NV	4,840,597	157,476,505	1.3%
Koninklijke DSM NV	340,858	74,470,035	0.6%
Stellantis NV	3,600,675	71,894,458	0.6%
Other Securities		248,451,361	2.0%

TOTAL NETHERLANDS		623,920,794	5.1%

NEW ZEALAND — (0.2%)
Other Securities		30,228,390	0.2%

NORWAY — (1.1%)
Other Securities		132,380,863	1.1%

PORTUGAL — (0.1%)
Other Securities		9,221,253	0.1%

SINGAPORE — (0.7%)
Other Securities		88,513,432	0.7%

SPAIN — (2.2%)
Banco Bilbao Vizcaya Argentaria SA	9,200,845	64,388,674	0.5%
# Banco Santander SA	42,993,563	163,078,151	1.4%
Other Securities		50,876,176	0.4%

TOTAL SPAIN		278,343,001	2.3%

SWEDEN — (2.7%)
Other Securities		337,295,776	2.7%

192

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWITZERLAND — (8.3%)
ABB Ltd.	1,805,001	$59,715,251	0.5%
Cie Financiere Richemont SA	797,506	98,691,665	0.8%
Novartis AG	1,706,093	141,115,564	1.2%
Novartis AG, Sponsored ADR	794,280	65,734,613	0.5%
UBS Group AG	6,030,163	109,765,116	0.9%
# UBS Group AG	1,233,581	22,389,495	0.2%
Zurich Insurance Group AG	344,357	152,626,097	1.2%
Other Securities		392,342,286	3.2%

TOTAL SWITZERLAND		1,042,380,087	8.5%

UNITED KINGDOM — (13.9%)
Aviva PLC	13,916,649	75,093,073	0.6%
# Barclays PLC, Sponsored ADR	7,035,082	78,722,568	0.6%
BP PLC	7,690,578	36,844,794	0.3%
BP PLC, Sponsored ADR	5,912,515	170,221,307	1.4%
British American Tobacco PLC	3,024,009	105,188,388	0.9%
# British American Tobacco PLC, Sponsored ADR	838,885	29,293,864	0.2%
Glencore PLC	23,897,614	119,501,940	1.0%
HSBC Holdings PLC	13,535,003	81,550,718	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	69,889,024	0.6%
Lloyds Banking Group PLC	164,752,825	112,753,659	0.9%
Royal Dutch Shell PLC, Class B	283,225	6,499,652	0.0%
Royal Dutch Shell PLC, Sponsored ADR, Class B	8,519,230	390,521,503	3.2%
Vodafone Group PLC	58,351,986	86,002,139	0.7%
# Vodafone Group PLC, Sponsored ADR	4,011,201	59,967,459	0.5%
Other Securities		326,711,444	2.6%

TOTAL UNITED KINGDOM		1,748,761,532	14.2%

UNITED STATES — (0.0%)
Other Security		1,789,521	0.0%

TOTAL COMMON STOCKS		11,912,541,947	96.9%

PREFERRED STOCKS — (1.4%)
GERMANY — (1.4%)
Volkswagen AG	601,156	134,918,290	1.1%
Other Securities		44,965,817	0.4%

TOTAL GERMANY		179,884,107	1.5%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		275,183	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,175,872,330)		12,092,701,237

		Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§ The DFA Short Term Investment Fund	42,813,604	495,353,403	4.0%

TOTAL INVESTMENTS—(100.0%) (Cost $10,671,138,666)		$12,588,054,640	102.4%

193

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2021, The DFA International Value Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	384	12/17/21	$85,247,563	$88,262,400	$3,014,837

Total Futures Contracts			$85,247,563	$88,262,400	$3,014,837

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$753,637,345	—	$753,637,345
Austria	—	1,511,840	—	1,511,840
Belgium	—	84,789,324	—	84,789,324
Canada	$1,186,857,942	—	—	1,186,857,942
Denmark	—	273,427,478	—	273,427,478
Finland	—	117,103,920	—	117,103,920
France	—	1,237,630,093	—	1,237,630,093
Germany	20,713,362	799,233,786	—	819,947,148
Hong Kong	—	241,189,297	—	241,189,297
Ireland	25,356,712	21,602,675	—	46,959,387
Israel	6,959,330	43,430,292	—	50,389,622
Italy	6,135,895	228,878,805	—	235,014,700
Japan	26,448,456	2,544,800,746	—	2,571,249,202
Netherlands	31,160,475	592,760,319	—	623,920,794
New Zealand	—	30,228,390	—	30,228,390
Norway	—	132,380,863	—	132,380,863
Portugal	—	9,221,253	—	9,221,253
Singapore	12,626,088	75,887,344	—	88,513,432
Spain	8,226,977	270,116,024	—	278,343,001
Sweden	—	337,295,776	—	337,295,776
Switzerland	105,717,225	936,662,862	—	1,042,380,087
United Kingdom	822,729,229	926,032,303	—	1,748,761,532
United States	1,789,521	—	—	1,789,521
Preferred Stocks
Germany	—	179,884,107	—	179,884,107
Rights/Warrants
Canada	—	275,183	—	275,183
Securities Lending Collateral	—	495,353,403	—	495,353,403
Futures Contracts**	3,014,837	—	—	3,014,837

TOTAL	$2,257,736,049	$10,333,333,428	—	$12,591,069,477

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

194

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
Other Securities		$105,693,477	3.1%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	9,276,381	0.3%
Takashimaya Co. Ltd.	914,300	8,465,774	0.3%
Other Securities		471,009,353	13.7%

TOTAL CONSUMER DISCRETIONARY		488,751,508	14.3%

CONSUMER STAPLES — (7.2%)
Milbon Co. Ltd.	159,852	9,570,980	0.3%
Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179	0.3%
Sapporo Holdings Ltd.	392,620	8,518,732	0.3%
Other Securities		219,656,754	6.4%

TOTAL CONSUMER STAPLES		248,614,645	7.3%

ENERGY — (0.9%)
Other Securities		32,702,071	1.0%

FINANCIALS — (8.2%)
Credit Saison Co. Ltd.	735,700	9,019,474	0.3%
Hirogin Holdings, Inc.	1,512,200	8,331,078	0.3%
Jafco Group Co. Ltd.	204,100	12,931,197	0.4%
Other Securities		253,393,996	7.3%

TOTAL FINANCIALS		283,675,745	8.3%

HEALTH CARE — (4.4%)
H.U. Group Holdings, Inc.	362,400	8,937,241	0.3%
Nipro Corp.	809,400	8,224,859	0.2%
Other Securities		134,032,273	3.9%

TOTAL HEALTH CARE		151,194,373	4.4%

INDUSTRIALS — (29.9%)
Daiseki Co. Ltd.	292,755	13,664,852	0.4%
DMG Mori Co. Ltd.	728,000	12,536,750	0.4%
* Fujikura Ltd.	1,714,800	9,249,370	0.3%
Furukawa Electric Co. Ltd.	424,300	9,284,144	0.3%
GS Yuasa Corp.	375,183	8,167,598	0.2%
Hazama Ando Corp.	1,294,000	8,762,584	0.3%
Hitachi Zosen Corp.	1,034,779	8,113,625	0.2%
Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534	0.2%
INFRONEER Holdings, Inc.	1,192,388	9,875,975	0.3%
Japan Steel Works Ltd.	348,100	10,226,224	0.3%
Meitec Corp.	166,200	9,996,518	0.3%
Mirait Holdings Corp.	583,135	11,215,268	0.3%
Nagase & Co. Ltd.	578,600	9,793,254	0.3%
Nichias Corp.	391,000	9,573,627	0.3%
Nishimatsu Construction Co. Ltd.	345,000	9,951,583	0.3%
# OSG Corp.	511,900	8,516,449	0.3%
Outsourcing, Inc.	768,100	14,734,721	0.4%
Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498	0.3%

195

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDUSTRIALS — (Continued)
Ushio, Inc.	651,100	$11,648,428	0.4%
Other Securities		838,064,288	24.4%

TOTAL INDUSTRIALS		1,032,367,290	30.2%

INFORMATION TECHNOLOGY — (15.2%)
Alps Alpine Co. Ltd.	1,039,300	10,155,061	0.3%
# Anritsu Corp.	636,100	10,548,092	0.3%
Daiwabo Holdings Co. Ltd.	582,700	10,258,415	0.3%
Ferrotec Holdings Corp.	232,000	7,782,329	0.2%
Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827	0.2%
Nippon Electric Glass Co. Ltd.	515,736	13,168,257	0.4%
NSD Co. Ltd.	508,160	9,682,738	0.3%
Tokyo Seimitsu Co. Ltd.	253,800	10,333,728	0.3%
Topcon Corp.	684,300	12,200,386	0.4%
Ulvac, Inc.	162,300	9,105,840	0.3%
Other Securities		423,947,927	12.4%

TOTAL INFORMATION TECHNOLOGY		525,226,600	15.4%

MATERIALS — (11.9%)
ADEKA Corp.	602,400	13,400,601	0.4%
# Asahi Holdings, Inc.	464,800	8,295,809	0.3%
Dowa Holdings Co. Ltd.	208,205	8,695,455	0.3%
Kobe Steel Ltd.	1,495,100	8,784,296	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693	0.3%
Sumitomo Bakelite Co. Ltd.	192,800	8,664,946	0.3%
Toagosei Co. Ltd.	740,500	8,275,887	0.2%
Ube Industries Ltd.	430,100	8,013,345	0.2%
Yamato Kogyo Co. Ltd.	253,200	8,489,870	0.3%
Other Securities		326,086,787	9.4%

TOTAL MATERIALS		409,401,689	12.0%

REAL ESTATE — (1.7%)
Other Securities		57,897,941	1.7%

UTILITIES — (1.5%)
Nippon Gas Co. Ltd.	684,000	8,484,055	0.3%
West Holdings Corp.	143,603	8,026,221	0.2%
Other Securities		35,924,861	1.0%

TOTAL UTILITIES		52,435,137	1.5%

TOTAL COMMON STOCKS (Cost $2,886,201,109)		3,387,960,476	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	5,314,587	61,489,772	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,947,678,139)		$3,449,450,248	101.0%

196

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772

TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

See accompanying Notes to Financial Statements.

197

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

				Percentage
		Shares	Value»	of Net Assets‡
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
*	AMP Ltd.	12,893,152	$10,548,526	0.6%
	ARB Corp. Ltd.	521,174	19,195,274	1.1%
	Bapcor Ltd.	2,189,248	13,204,770	0.7%
#	Breville Group Ltd.	681,670	15,172,506	0.8%
	Brickworks Ltd.	486,532	8,731,553	0.5%
	Carsales.com Ltd.	553,743	10,362,825	0.6%
	Challenger Ltd.	2,321,555	12,194,726	0.7%
*	Corporate Travel Management Ltd.	650,080	12,044,252	0.7%
	Credit Corp. Group Ltd.	442,571	10,527,755	0.6%
	CSR Ltd.	3,109,441	13,958,892	0.8%
	Downer EDI Ltd.	2,071,013	9,901,826	0.6%
	Eagers Automotive Ltd.	775,292	8,710,647	0.5%
	Elders Ltd.	1,009,369	9,169,814	0.5%
	Healius Ltd.	3,973,423	14,549,415	0.8%
	Iluka Resources Ltd.	1,999,707	14,266,701	0.8%
	IOOF Holdings Ltd.	3,815,495	11,809,268	0.7%
	IRESS Ltd.	1,225,060	11,168,044	0.6%
*	Lynas Rare Earths Ltd.	1,615,350	9,011,232	0.5%
#	Metcash Ltd.	6,296,220	19,404,717	1.1%
	nib holdings Ltd.	2,951,426	14,861,717	0.8%
*	Orocobre Ltd.	2,264,756	15,294,789	0.8%
	Orora Ltd.	5,931,076	14,837,472	0.8%
	Pendal Group Ltd.	2,058,779	10,413,306	0.6%
	Perpetual Ltd.	376,124	10,750,588	0.6%
*	Perseus Mining Ltd.	8,114,950	9,622,883	0.5%
	Premier Investments Ltd.	458,786	10,647,565	0.6%
	Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122	0.9%
	Sandfire Resources Ltd.	2,725,681	11,481,645	0.6%
	Sims Ltd.	1,175,465	12,796,166	0.7%
	Spark Infrastructure Group	10,978,157	23,274,771	1.3%
*	Star Entertainment Grp Ltd.	3,941,041	10,951,914	0.6%
	Steadfast Group Ltd.	3,596,653	12,654,068	0.7%
	Super Retail Group Ltd.	1,085,264	10,646,830	0.6%
	Technology One Ltd.	1,674,190	15,547,005	0.9%
*	Webjet Ltd.	2,061,672	9,866,315	0.5%
*	Whitehaven Coal Ltd.	5,382,983	10,652,888	0.6%
#*	Zip Co. Ltd.	1,986,170	9,816,301	0.5%
	Other Securities		645,675,521	35.1%

TOTAL AUSTRALIA			1,109,683,609	60.9%

CHINA — (0.0%)
	Other Securities		138,963	0.0%

HONG KONG — (21.0%)
	ASM Pacific Technology Ltd.	1,406,800	15,222,149	0.8%
#	Kerry Logistics Network Ltd.	4,063,500	9,853,152	0.5%
	Luk Fook Holdings International Ltd.	3,577,000	9,748,695	0.5%
	Pacific Basin Shipping Ltd.	32,170,000	14,846,663	0.8%
	VTech Holdings Ltd.	1,345,100	10,357,891	0.6%
	Other Securities		331,012,861	18.2%

TOTAL HONG KONG			391,041,411	21.4%

198

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
NEW ZEALAND — (6.5%)
Chorus Ltd.	2,826,320	$12,906,707	0.7%
# Freightways Ltd.	976,177	9,063,774	0.5%
Infratil Ltd.	3,435,660	20,385,406	1.1%
Mainfreight Ltd.	156,515	10,085,924	0.6%
SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406	0.6%
Summerset Group Holdings Ltd.	985,298	10,250,669	0.6%
Other Securities		46,763,116	2.5%

TOTAL NEW ZEALAND		120,778,002	6.6%

SINGAPORE — (10.5%)
Sembcorp Industries Ltd.	6,027,400	8,995,759	0.5%
Singapore Press Holdings Ltd.	7,439,300	10,978,277	0.6%
Other Securities		176,291,309	9.7%

TOTAL SINGAPORE		196,265,345	10.8%

UNITED STATES — (0.1%)
Other Securities		1,189,681	0.1%

TOTAL COMMON STOCKS		1,819,097,011	99.8%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		68,066	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		138	0.0%

HONG KONG — (0.0%)
Other Security		7,842	0.0%

NEW ZEALAND — (0.0%)
Other Security		15,450	0.0%

SINGAPORE — (0.0%)
Other Securities		16,264	0.0%

TOTAL RIGHTS/WARRANTS		39,694	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,603,374,310)		1,819,204,771

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	3,509,676	40,606,949	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,643,976,673)		$1,859,811,720	102.0%

199

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767		$1,109,683,609
China	—	138,963	—		138,963
Hong Kong	—	390,169,707	871,704		391,041,411
New Zealand	—	120,778,002	—		120,778,002
Singapore	—	195,145,698	1,119,647		196,265,345
United States	—	1,189,681	—		1,189,681
Preferred Stocks
Australia	—	68,066	—		68,066
Rights/Warrants
Australia	—	138	—		138
Hong Kong	—	7,842	—		7,842
New Zealand	—	15,450	—		15,450
Singapore	—	16,264	—		16,264
Securities Lending Collateral	—	40,606,949	—		40,606,949

TOTAL	$12,676	$1,857,784,926	$2,014,118	^	$1,859,811,720

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

200

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
Daily Mail & General Trust PLC, Class A	1,003,074	$14,237,131	0.7%
Other Securities		57,764,428	3.1%

TOTAL COMMUNICATION SERVICES		72,001,559	3.8%

CONSUMER DISCRETIONARY — (19.8%)
Bellway PLC	417,887	18,961,147	1.0%
* Countryside Properties PLC	2,922,469	18,812,341	1.0%
Domino’s Pizza Group PLC	3,262,553	17,283,266	0.9%
* Frasers Group PLC	1,628,144	14,351,413	0.8%
Games Workshop Group PLC	157,764	20,837,762	1.1%
Greggs PLC	636,335	26,596,851	1.4%
Inchcape PLC	2,550,326	28,784,465	1.5%
* Marks & Spencer Group PLC	7,572,745	19,035,955	1.0%
Pets at Home Group PLC	3,262,961	21,532,073	1.1%
* Playtech PLC	1,947,421	18,527,516	1.0%
Redrow PLC	1,602,850	14,112,668	0.8%
Vistry Group PLC	898,922	15,053,083	0.8%
Other Securities		142,754,262	7.5%

TOTAL CONSUMER DISCRETIONARY		376,642,802	19.9%

CONSUMER STAPLES — (6.7%)
Britvic PLC	1,748,990	21,232,260	1.1%
Cranswick PLC	374,680	17,707,906	0.9%
Fevertree Drinks PLC	655,368	20,392,946	1.1%
Tate & Lyle PLC	2,419,131	21,435,384	1.1%
Other Securities		46,754,593	2.5%

TOTAL CONSUMER STAPLES		127,523,089	6.7%

ENERGY — (2.3%)
Other Securities		44,336,800	2.3%

FINANCIALS — (16.6%)
* Beazley PLC	3,279,338	17,442,492	0.9%
Close Brothers Group PLC	970,236	19,112,250	1.0%
Hiscox Ltd.	1,621,850	18,452,426	1.0%
IG Group Holdings PLC	2,149,742	23,326,151	1.2%
Man Group PLC	9,599,081	30,488,754	1.6%
Paragon Banking Group PLC	1,977,656	14,825,635	0.8%
Quilter PLC	10,641,392	22,656,903	1.2%
* Virgin Money UK PLC	5,337,722	14,829,830	0.8%
Other Securities		154,697,225	8.1%

TOTAL FINANCIALS		315,831,666	16.6%

HEALTH CARE — (3.2%)
* CVS Group PLC	436,875	14,888,932	0.8%
Other Securities		46,277,391	2.4%

TOTAL HEALTH CARE		61,166,323	3.2%

INDUSTRIALS — (25.6%)
Bodycote PLC	1,252,104	13,714,783	0.7%

201

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Diploma PLC	628,300	$25,821,321	1.4%
Genuit Group PLC	1,416,533	12,853,080	0.7%
Grafton Group PLC	1,582,491	29,066,399	1.5%
Hays PLC	8,705,616	19,729,104	1.0%
IMI PLC	1,193,944	26,662,992	1.4%
* Meggitt PLC	2,411,365	24,757,023	1.3%
Pagegroup PLC	2,014,945	18,283,115	1.0%
Rotork PLC	5,214,504	25,207,456	1.3%
Travis Perkins PLC	1,046,773	22,129,674	1.2%
Ultra Electronics Holdings PLC	566,936	25,121,854	1.3%
Other Securities		243,351,972	12.9%

TOTAL INDUSTRIALS		486,698,773	25.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	514,578	18,918,353	1.0%
Softcat PLC	738,845	19,636,602	1.0%
Spectris PLC	433,873	22,323,692	1.2%
Spirent Communications PLC	4,206,131	16,515,848	0.9%
Other Securities		84,212,380	4.4%

TOTAL INFORMATION TECHNOLOGY		161,606,875	8.5%

MATERIALS — (6.5%)
Hill & Smith Holdings PLC	545,011	13,677,859	0.7%
Marshalls PLC	1,408,571	13,643,131	0.7%
Synthomer PLC	2,263,160	15,684,931	0.8%
Victrex PLC	576,646	18,032,016	1.0%
Other Securities		63,589,179	3.4%

TOTAL MATERIALS		124,627,116	6.6%

REAL ESTATE — (3.7%)
Grainger PLC	4,411,972	18,556,053	1.0%
* IWG PLC	3,858,261	16,364,344	0.9%
Savills PLC	986,247	19,181,608	1.0%
Other Securities		16,005,096	0.8%

TOTAL REAL ESTATE		70,107,101	3.7%

UTILITIES — (2.5%)
* Centrica PLC	19,338,945	15,964,039	0.8%
Drax Group PLC	2,521,289	18,336,886	1.0%
Other Securities		13,045,684	0.7%

TOTAL UTILITIES		47,346,609	2.5%

TOTAL COMMON STOCKS (Cost $1,462,298,964)		1,887,888,713	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,351,028	15,631,396	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,477,926,404)		$1,903,520,109	100.3%

202

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396

TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.

203

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
ANDRITZ AG	473,948	$26,919,532	0.4%
Other Securities		187,051,424	2.9%

TOTALAUSTRIA		213,970,956	3.3%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	177,966	30,604,090	0.5%
D’ieteren Group	194,540	33,543,417	0.5%
Other Securities		197,897,761	3.0%

TOTAL BELGIUM		262,045,268	4.0%

CANADA — (0.0%)
Other Security		709,749	0.0%

DENMARK — (5.3%)
Ringkjoebing Landbobank AS	195,777	24,871,398	0.4%
Royal Unibrew AS	331,556	41,187,654	0.6%
# SimCorp AS	271,754	32,907,854	0.5%
Other Securities		260,732,463	4.0%

TOTAL DENMARK		359,699,369	5.5%

FINLAND — (5.8%)
Huhtamaki Oyj	673,038	29,346,505	0.4%
# Nokian Renkaat Oyj	768,570	28,861,457	0.4%
# Orion Oyj, Class B	636,552	27,564,996	0.4%
Valmet Oyj	924,559	37,533,401	0.6%
Other Securities		271,277,867	4.2%

TOTAL FINLAND		394,584,226	6.0%

FRANCE — (10.4%)
Faurecia SE	649,627	33,928,710	0.5%
Rexel SA	2,125,412	42,245,103	0.7%
* SOITEC	135,169	35,988,721	0.6%
Other Securities		598,104,390	9.1%

TOTAL FRANCE		710,266,924	10.9%

GERMANY — (15.1%)
Aurubis AG	287,587	24,781,328	0.4%
Freenet AG	1,000,321	25,763,506	0.4%
GEA Group AG	742,082	36,548,405	0.6%
# Gerresheimer AG	261,448	23,988,547	0.4%
Hugo Boss AG	459,212	28,754,576	0.4%
* K+S AG	1,479,794	25,500,212	0.4%
Lanxess AG	599,001	40,362,102	0.6%
# ProSiebenSat.1 Media SE	1,393,286	23,338,566	0.4%
Rheinmetall AG	309,902	30,068,830	0.5%
TAG Immobilien AG	1,033,296	31,392,640	0.5%
Other Securities		735,033,666	11.1%

TOTAL GERMANY		1,025,532,378	15.7%

204

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (1.0%)
*	Bank of Ireland Group PLC	6,006,044	$35,779,124	0.6%
	Other Securities		30,504,504	0.4%

	TOTAL IRELAND		66,283,628	1.0%

	ISRAEL — (3.3%)
	Other Securities		225,995,115	3.4%

	ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846	0.4%
	Azimut Holding SpA	906,940	26,118,330	0.4%
#	Banco BPM SpA	12,107,842	37,652,859	0.6%
	Hera SpA	5,824,869	23,830,941	0.4%
	Italgas SpA	3,792,959	24,098,500	0.4%
	Reply SpA	148,015	28,730,201	0.4%
	Other Securities		396,359,830	6.0%

	TOTAL ITALY		562,534,507	8.6%

	NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206	0.6%
	Arcadis NV	543,636	26,497,175	0.4%
	ASR Nederland NV	931,393	43,537,226	0.7%
	BE Semiconductor Industries NV	464,004	42,394,069	0.7%
	IMCD NV	226,957	50,394,583	0.8%
Ω	Signify NV	673,043	32,613,232	0.5%
	Other Securities		220,230,807	3.3%

	TOTAL NETHERLANDS		455,552,298	7.0%

	NORWAY — (2.0%)
	Other Securities		138,643,309	2.1%

	PORTUGAL — (0.7%)
	Other Securities		50,448,984	0.8%

	SPAIN — (5.2%)
*	Banco de Sabadell SA	36,662,284	29,505,685	0.5%
	Bankinter SA	4,259,580	23,453,290	0.4%
#	Enagas SA	1,045,470	23,459,790	0.4%
	Other Securities		275,109,321	4.1%

	TOTAL SPAIN		351,528,086	5.4%

	SWEDEN — (8.8%)
	Other Securities		598,208,203	9.1%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	118,457	25,053,150	0.4%
*	ams AG	1,241,971	24,588,933	0.4%
	Belimo Holding AG	62,238	36,184,269	0.6%
	Bucher Industries AG	55,557	28,039,159	0.4%
*	Flughafen Zurich AG	133,405	24,091,216	0.4%
	Georg Fischer AG	32,352	48,950,258	0.8%
	Helvetia Holding AG	249,056	29,635,381	0.5%
	Interroll Holding AG	4,928	23,908,178	0.4%
	PSP Swiss Property AG	341,202	42,652,293	0.7%

205

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
	Siegfried Holding AG	33,622	$32,339,058	0.5%
Ω	VAT Group AG	148,293	70,888,598	1.1%
	Other Securities		641,701,155	9.5%

	TOTAL SWITZERLAND		1,028,031,648	15.7%

	UNITED KINGDOM — (0.1%)
	Other Securities		4,660,893	0.1%

	UNITED STATES — (0.0%)
	Other Security		1,294,368	0.0%

	TOTAL COMMON STOCKS		6,449,989,909	98.6%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		61,732,488	1.0%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
	Other Securities		12,299	0.0%

	PORTUGAL — (0.0%)
	Other Security		13,912	0.0%

	SPAIN — (0.0%)
	Other Security		715,382	0.0%

	TOTAL RIGHTS/WARRANTS		741,593	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,543,679,052)		6,512,463,990

			Value†
	SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	25,693,219	297,270,547	4.5%

	TOTAL INVESTMENTS—(100.0%) (Cost $4,840,922,007)		$6,809,734,537	104.1%

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,970,956	—	$213,970,956
Belgium	$7,688,844	254,356,424	—	262,045,268
Canada	—	709,749	—	709,749
Denmark	—	359,699,369	—	359,699,369
Finland	—	394,584,226	—	394,584,226
France	—	710,226,064	$40,860	710,266,924
Germany	14,482,505	1,011,049,873	—	1,025,532,378

206

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Ireland	—	$66,283,628	—		$66,283,628
Israel	$1,561,556	224,433,559	—		225,995,115
Italy	—	562,534,507	—		562,534,507
Netherlands	—	455,552,298	—		455,552,298
Norway	—	138,643,309	—		138,643,309
Portugal	—	50,448,984	—		50,448,984
Spain	—	351,528,086	—		351,528,086
Sweden	—	598,208,203	—		598,208,203
Switzerland	6,841,780	1,021,189,868	—		1,028,031,648
United Kingdom	—	4,660,893	—		4,660,893
United States	—	1,294,368	—		1,294,368
Preferred Stocks
Germany	—	61,732,488	—		61,732,488
Rights/Warrants
Austria	—	12,299	—		12,299
Portugal	—	13,912	—		13,912
Spain	—	715,382	—		715,382
Securities Lending Collateral	—	297,270,547	—		297,270,547

TOTAL	$30,574,685	$6,779,118,992	$40,860	^	$6,809,734,537

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

207

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (84.0%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,392,287	1.4%

CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	463,368	18,248,672	1.3%
	Linamar Corp.	249,534	13,724,773	1.0%
	Other Securities		59,378,275	4.0%

TOTAL CONSUMER DISCRETIONARY			91,351,720	6.3%

CONSUMER STAPLES — (4.4%)
#	Maple Leaf Foods, Inc.	417,087	9,092,604	0.6%
#	Premium Brands Holdings Corp., Class A	197,300	21,322,620	1.5%
	Primo Water Corp.	813,424	12,948,006	0.9%
	Other Securities		32,050,901	2.2%

TOTAL CONSUMER STAPLES			75,414,131	5.2%

ENERGY — (17.1%)
	ARC Resources Ltd.	2,991,363	28,690,593	2.0%
	Crescent Point Energy Corp.	2,888,800	14,518,694	1.0%
#	Crescent Point Energy Corp.	192,400	967,772	0.1%
#	Enerplus Corp.	1,287,055	12,188,336	0.8%
#	Gibson Energy, Inc.	940,791	18,958,733	1.3%
#	Keyera Corp.	445,938	11,429,503	0.8%
*	MEG Energy Corp.	2,470,617	22,138,932	1.5%
#	Parex Resources, Inc.	786,291	15,267,108	1.1%
#	Parkland Corp.	763,190	22,206,264	1.5%
#	PrairieSky Royalty Ltd.	1,064,207	13,096,212	0.9%
#	Whitecap Resources, Inc.	3,150,760	18,915,763	1.3%
	Other Securities		115,895,851	8.0%

TOTAL ENERGY			294,273,761	20.3%

FINANCIALS — (9.6%)
#	Canadian Western Bank	475,702	15,217,390	1.0%
	CI Financial Corp.	967,840	22,068,879	1.5%
#	ECN Capital Corp.	2,488,693	21,637,311	1.5%
#	Element Fleet Management Corp.	1,811,383	19,685,764	1.4%
#*	Home Capital Group, Inc., Class B	303,217	9,839,362	0.7%
#	Laurentian Bank of Canada	412,090	13,875,073	1.0%
	Other Securities		63,879,527	4.3%

TOTAL FINANCIALS			166,203,306	11.4%

HEALTH CARE — (1.2%)
	Other Securities		21,366,735	1.5%

INDUSTRIALS — (10.3%)
#*	ATS Automation Tooling Systems, Inc.	441,354	15,017,305	1.0%
#*	Bombardier, Inc., Class B	6,140,801	9,874,106	0.7%
	Finning International, Inc.	890,113	26,352,408	1.8%
	LifeWorks, Inc.	401,948	10,389,719	0.7%
	Richelieu Hardware Ltd.	361,973	12,778,442	0.9%
#	SNC-Lavalin Group, Inc.	655,742	17,638,697	1.2%

208

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Stantec, Inc.	287,574	$15,893,715	1.1%
	Other Securities		69,576,440	4.8%

TOTAL INDUSTRIALS			177,520,832	12.2%

INFORMATION TECHNOLOGY — (2.7%)
	Enghouse Systems Ltd.	263,395	11,422,438	0.8%
#*	Kinaxis, Inc.	99,954	15,513,223	1.1%
	Other Securities		19,131,094	1.3%

TOTAL INFORMATION TECHNOLOGY			46,066,755	3.2%

MATERIALS — (20.7%)
	Alamos Gold, Inc., Class A	2,157,397	16,002,666	1.1%
	Alamos Gold, Inc., Class A	2,642	19,656	0.0%
#	B2Gold Corp.	2,045,993	8,447,822	0.6%
	B2Gold Corp.	1,728,490	7,155,949	0.5%
#*	Capstone Mining Corp.	2,456,528	10,301,697	0.7%
#	Centerra Gold, Inc.	1,270,606	9,527,493	0.7%
#	Endeavour Mining PLC	421,513	10,708,128	0.7%
#	Methanex Corp.	208,917	9,358,725	0.6%
	Methanex Corp.	127,282	5,699,688	0.4%
	SSR Mining, Inc.	988,019	15,583,490	1.1%
#	SSR Mining, Inc.	184,815	2,916,381	0.2%
	Stella-Jones, Inc.	301,231	10,814,232	0.7%
#	Yamana Gold, Inc.	4,784,888	18,790,042	1.3%
	Yamana Gold, Inc.	588,814	2,325,815	0.2%
	Other Securities		229,187,240	15.8%

TOTAL MATERIALS			356,839,024	24.6%

REAL ESTATE — (3.5%)
#	Altus Group Ltd.	261,893	13,735,839	1.0%
	Colliers International Group, Inc.	134,012	19,441,269	1.3%
	Colliers International Group, Inc.	4,163	605,175	0.0%
#	Tricon Residential, Inc.	706,476	10,280,893	0.7%
	Other Securities		16,340,781	1.2%

TOTAL REAL ESTATE			60,403,957	4.2%

UTILITIES — (8.0%)
#	AltaGas Ltd.	508,361	10,523,763	0.7%
	Atco Ltd., Class I	392,922	13,334,457	0.9%
#	Boralex, Inc., Class A	549,954	17,019,423	1.2%
#	Brookfield Infrastructure Corp., Class A	337,306	20,446,587	1.4%
#	Capital Power Corp.	771,649	25,345,452	1.8%
#	Innergex Renewable Energy, Inc.	652,084	10,854,015	0.8%
#	Superior Plus Corp.	829,579	9,230,206	0.6%
	TransAlta Corp.	1,784,708	20,015,956	1.4%
#	TransAlta Renewables, Inc.	614,934	9,102,772	0.6%
	Other Securities		2,067,716	0.1%

TOTAL UTILITIES			137,940,347	9.5%

TOTAL COMMON STOCKS			1,447,772,855	99.8%

209

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		$308,498	0.0%

TOTAL RIGHTS/WARRANTS		308,498	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,069,056,866)		1,448,081,353

		Value†
SECURITIES LENDING COLLATERAL — (16.0%)
@§ The DFA Short Term Investment Fund	23,890,671	276,415,069	19.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,345,455,217)		$1,724,496,422	118.8%

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,392,287	—	—	$20,392,287
Consumer Discretionary	91,314,123	$37,597	—	91,351,720
Consumer Staples	75,414,131	—	—	75,414,131
Energy	294,213,404	60,357	—	294,273,761
Financials	166,203,306	—	—	166,203,306
Health Care	19,490,590	1,876,145	—	21,366,735
Industrials	177,520,832	—	—	177,520,832
Information Technology	46,066,755	—	—	46,066,755
Materials	356,051,981	787,043	—	356,839,024
Real Estate	60,403,957	—	—	60,403,957
Utilities	137,940,347	—	—	137,940,347
Rights/Warrants
Energy	—	308,498	—	308,498
Securities Lending Collateral	—	276,415,069	—	276,415,069

TOTAL	$1,445,011,713	$279,484,709	—	$1,724,496,422

See accompanying Notes to Financial Statements.

210

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (3.0%)
	Vale SA	2,960,013	$37,557,408	0.6%
	Other Securities		153,559,145	2.4%

TOTAL BRAZIL			191,116,553	3.0%

CHILE — (0.4%)
	Other Securities		26,696,504	0.4%

CHINA — (31.5%)
*	Alibaba Group Holding Ltd.	714,100	14,683,794	0.3%
*	Alibaba Group Holding Ltd., Sponsored ADR	929,746	153,352,305	2.4%
*	Baidu, Inc., Class A	766,950	15,671,958	0.3%
*	Baidu, Inc., Sponsored ADR	137,226	22,263,546	0.4%
	BYD Co. Ltd., Class H	514,386	19,674,020	0.3%
	China Construction Bank Corp., Class H	79,728,590	54,261,738	0.9%
	China Gas Holdings Ltd.	6,299,200	15,722,928	0.3%
	China Merchants Bank Co. Ltd., Class H	3,434,554	28,782,038	0.5%
	China Overseas Land & Investment Ltd.	7,665,500	16,906,687	0.3%
#	China Resources Land Ltd.	5,690,666	22,110,902	0.4%
	CSPC Pharmaceutical Group Ltd.	17,069,200	17,811,704	0.3%
	Geely Automobile Holdings Ltd.	8,400,000	29,153,372	0.5%
	Industrial & Commercial Bank of China Ltd., Class H	53,639,185	29,402,967	0.5%
*	JD.com, Inc., ADR	248,488	19,451,641	0.3%
	Kweichow Moutai Co. Ltd., Class A	65,693	18,746,074	0.3%
	Lenovo Group Ltd.	18,933,278	20,560,934	0.3%
	Li Ning Co. Ltd.	1,623,500	17,915,414	0.3%
*Ω	Meituan, Class B	1,192,700	40,585,923	0.7%
	NetEase, Inc., ADR	271,103	26,456,942	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	5,400,000	38,678,739	0.6%
	Tencent Holdings Ltd.	3,951,600	240,375,009	3.8%
*Ω	Wuxi Biologics Cayman, Inc.	1,151,000	17,434,142	0.3%
*Ω	Xiaomi Corp., Class B	7,645,200	20,898,571	0.4%
	Yum China Holdings, Inc.	543,135	31,002,146	0.5%
	Other Securities		1,080,031,787	16.6%

TOTAL CHINA			2,011,935,281	31.9%

COLOMBIA — (0.2%)
	Other Securities		12,316,697	0.2%

CZECH REPUBLIC — (0.1%)
	Other Securities		9,027,755	0.1%

EGYPT — (0.1%)
	Other Securities		3,891,591	0.1%

GREECE — (0.3%)
	Other Securities		16,700,764	0.3%

HONG KONG — (0.1%)
	Other Securities		5,532,184	0.1%

HUNGARY — (0.3%)
	Other Securities		21,255,120	0.3%

211

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (13.3%)
HDFC Bank Ltd.	2,163,503	$45,977,515	0.7%
Hindustan Unilever Ltd.	531,688	16,988,292	0.3%
Housing Development Finance Corp. Ltd.	698,168	26,588,873	0.4%
Infosys Ltd.	1,828,393	40,997,003	0.7%
Infosys Ltd., Sponsored ADR	859,642	19,152,824	0.3%
Reliance Industries Ltd.	1,571,323	53,401,933	0.9%
Tata Consultancy Services Ltd.	680,063	30,968,780	0.5%
Tata Steel Ltd.	955,424	16,866,667	0.3%
Other Securities		598,311,580	9.4%

TOTAL INDIA		849,253,467	13.5%

INDONESIA — (1.7%)
Bank Central Asia Tbk PT	32,282,500	17,070,253	0.3%
Other Securities		94,597,970	1.5%

TOTAL INDONESIA		111,668,223	1.8%

MALAYSIA — (1.5%)
Other Securities		98,689,277	1.6%

MEXICO — (2.1%)
# America Movil SAB de CV	23,862,904	21,245,727	0.4%
Other Securities		109,965,104	1.7%

TOTAL MEXICO		131,210,831	2.1%

NETHERLANDS — (0.1%)
Other Security		3,847,242	0.1%

PERU — (0.1%)
Other Securities		6,418,615	0.1%

PHILIPPINES — (0.7%)
Other Securities		47,693,384	0.8%

POLAND — (0.9%)
Other Securities		54,588,905	0.9%

QATAR — (0.6%)
Other Securities		37,606,118	0.6%

RUSSIA — (1.3%)
Sberbank of Russia PJSC, Sponsored ADR	998,144	20,017,792	0.3%
Other Securities		65,279,760	1.0%

TOTAL RUSSIA		85,297,552	1.3%

SAUDI ARABIA — (3.3%)
Al Rajhi Bank	758,186	28,047,881	0.5%
Saudi Basic Industries Corp.	442,004	15,234,307	0.2%
Saudi National Bank	1,236,879	21,713,030	0.4%
Other Securities		144,192,509	2.2%

TOTAL SAUDI ARABIA		209,187,727	3.3%

212

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value »	Percentage of Net Assets‡
SOUTH AFRICA — (3.6%)
* MTN Group Ltd.	2,885,932	$25,878,521	0.4%
Other Securities		201,110,643	3.2%

TOTAL SOUTH AFRICA		226,989,164	3.6%

SOUTH KOREA — (13.1%)
KB Financial Group, Inc.	376,407	18,219,547	0.3%
LG Chem Ltd.	28,624	20,539,289	0.3%
LG Electronics, Inc.	199,804	20,670,498	0.3%
POSCO	75,709	19,202,198	0.3%
Samsung Electronics Co. Ltd.	3,831,702	229,415,933	3.6%
Samsung Electronics Co. Ltd., GDR	105	157,220	0.0%
SK Hynix, Inc.	475,556	41,920,530	0.7%
Other Securities		489,256,441	7.8%

TOTAL SOUTH KOREA		839,381,656	13.3%

TAIWAN — (16.5%)
Evergreen Marine Corp. Taiwan Ltd.	4,324,222	15,561,495	0.3%
Hon Hai Precision Industry Co. Ltd.	5,794,322	22,368,040	0.4%
MediaTek, Inc.	776,995	25,572,990	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,380,808	326,385,203	5.2%
United Microelectronics Corp.	8,584,000	17,820,160	0.3%
Other Securities		649,615,769	10.2%

TOTAL TAIWAN		1,057,323,657	16.8%

THAILAND — (1.8%)
Other Securities		115,888,768	1.8%

TURKEY — (0.4%)
Other Securities		28,003,484	0.4%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		40,760,055	0.6%

UNITED STATES — (0.0%)
Other Security		1,379,532	0.0%

TOTAL COMMON STOCKS		6,243,660,106	99.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		42,291,948	0.7%

CHILE — (0.0%)
Other Security		975,429	0.0%

COLOMBIA — (0.0%)
Other Securities		2,163,748	0.0%

SOUTH KOREA — (0.0%)
Other Securities		220,593	0.0%

TOTAL PREFERRED STOCKS		45,651,718	0.7%

213

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value »	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
THAILAND — (0.0%)
Other Securities		$372,849	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,711,438,631)		6,289,684,673

		Value†
SECURITIES LENDING COLLATERAL — (1.7%) @§ The DFA Short Term Investment Fund	9,324,531	107,884,825	1.7%

TOTAL INVESTMENTS— (100.0%) (Cost $3,819,309,985)		$6,397,569,498	101.4%

As of October 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index.	650	12/17/21	$42,358,988	$41,015,000	$(1,343,988)
S&P 500® Emini Index.	26	12/17/21	5,584,545	5,976,100	391,555

Total Futures Contracts.			$47,943,533	$46,991,100	$(952,433)

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$191,116,553	—	—	$191,116,553
Chile	13,782,759	$12,913,745	—	26,696,504
China	354,617,905	1,652,811,475	$4,505,901	2,011,935,281
Colombia	12,316,697	—	—	12,316,697
Czech Republic	—	9,027,755	—	9,027,755
Egypt	3,183	3,888,408	—	3,891,591
Greece	—	16,687,636	13,128	16,700,764
Hong Kong	930,840	4,601,344	—	5,532,184
Hungary	—	21,255,120	—	21,255,120
India	39,363,772	809,889,695	—	849,253,467
Indonesia	—	111,668,223	—	111,668,223
Malaysia	—	98,689,277	—	98,689,277
Mexico	131,210,831	—	—	131,210,831
Netherlands	—	3,847,242	—	3,847,242
Peru	6,418,615	—	—	6,418,615
Philippines	1,560,460	46,132,924	—	47,693,384
Poland	—	54,588,905	—	54,588,905
Qatar	—	37,606,118	—	37,606,118
Russia	15,912,841	69,384,711	—	85,297,552
Saudi Arabia	—	209,187,727	—	209,187,727
South Africa	40,943,383	186,045,781	—	226,989,164
South Korea	8,895,927	830,485,729	—	839,381,656

214

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Taiwan	$5,760,517	$1,051,555,679	$7,461		$1,057,323,657
Thailand	115,888,768	—	—		115,888,768
Turkey	—	28,003,484	—		28,003,484
United Arab Emirates	—	40,760,055	—		40,760,055
United States	1,379,532	—	—		1,379,532
Preferred Stocks
Brazil	42,291,948	—	—		42,291,948
Chile	—	975,429	—		975,429
Colombia	2,163,748	—	—		2,163,748
South Korea	—	220,593	—		220,593
Rights/Warrants
Thailand	—	372,849	—		372,849
Securities Lending Collateral	—	107,884,825	—		107,884,825
Futures Contracts**	(952,433)	—	—		(952,433)

TOTAL	$983,605,846	$5,408,484,729	$4,526,490	^	$6,396,617,065

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

215

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.7%)
BRAZIL — (3.6%)
*	Petro Rio SA	3,259,660	$13,555,445	0.3%
	TOTVS SA	1,646,258	9,555,870	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,415,423	9,194,055	0.2%
	Other Securities		157,659,109	3.0%

TOTAL BRAZIL			189,964,479	3.7%

CHILE — (0.5%)
	Other Securities		28,698,405	0.6%

CHINA — (26.3%)
*	51job, Inc., ADR	134,562	8,014,513	0.2%
	AAC Technologies Holdings, Inc.	2,265,000	9,789,819	0.2%
#	Bosideng International Holdings Ltd.	13,134,000	10,176,925	0.2%
	China Conch Venture Holdings Ltd.	2,567,000	12,473,940	0.3%
	China Everbright Environment Group Ltd.	15,300,000	10,510,411	0.2%
	China Medical System Holdings Ltd.	6,331,500	10,720,614	0.2%
	China Meidong Auto Holdings Ltd.	2,280,000	11,778,083	0.2%
#	China Power International Development Ltd.	17,284,333	8,683,460	0.2%
#	China Resources Cement Holdings Ltd.	10,766,000	9,053,174	0.2%
	China Resources Power Holdings Co. Ltd.	5,582,000	14,447,459	0.3%
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	9,792,382	0.2%
	Chinasoft International Ltd.	9,800,000	16,363,347	0.3%
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	7,940,750	0.2%
#	Dongyue Group Ltd.	5,073,000	11,802,904	0.3%
#*††	GCL-Poly Energy Holdings Ltd.	71,015,000	13,554,049	0.3%
	Haitian International Holdings Ltd.	2,659,000	7,749,639	0.2%
	Hengan International Group Co. Ltd.	2,283,500	11,933,416	0.3%
	Hopson Development Holdings Ltd.	2,891,350	7,845,867	0.2%
*Ω	Hua Hong Semiconductor Ltd.	2,037,000	10,222,196	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	168,450	10,076,679	0.2%
	Kingboard Holdings Ltd.	2,738,421	11,933,504	0.3%
	Kingsoft Corp. Ltd.	3,235,800	13,807,297	0.3%
	Kunlun Energy Co. Ltd.	13,120,000	11,949,431	0.3%
	Minth Group Ltd.	3,117,000	12,388,331	0.3%
	Nine Dragons Paper Holdings Ltd.	7,447,000	9,364,604	0.2%
#	Shandong Weigao Group Medical Polymer Co. Ltd.,
	Class H	4,728,000	8,053,345	0.2%
	Sinopharm Group Co. Ltd., Class H	3,858,800	9,162,773	0.2%
	Wharf Holdings Ltd.	2,285,000	7,944,418	0.2%
Ω	Yadea Group Holdings Ltd.	4,848,000	8,329,692	0.2%
#	Yihai International Holding Ltd.	1,546,000	9,055,867	0.2%
*	Zhuzhou CRRC Times Electric Co., Class H	1,775,000	8,481,861	0.2%
	Other Securities		1,062,128,452	19.8%

TOTAL CHINA			1,385,529,202	27.0%

COLOMBIA — (0.2%)
	Other Securities		8,479,068	0.2%

GREECE — (0.3%)
	Other Securities		16,354,784	0.3%

216

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.2%)
Other Securities		$10,277,210	0.2%

HUNGARY — (0.1%)
Other Securities		4,328,456	0.1%

INDIA — (14.8%)
Adani Enterprises Ltd.	453,788	8,641,485	0.2%
Crompton Greaves Consumer Electricals Ltd.	1,658,783	10,335,675	0.2%
Mphasis Ltd.	249,485	10,818,021	0.2%
Persistent Systems Ltd.	231,687	12,169,563	0.2%
Tata Power Co. Ltd.	4,179,112	12,094,135	0.2%
Tube Investments of India Ltd.	445,137	8,319,447	0.2%
Zee Entertainment Enterprises Ltd.	2,031,434	8,203,858	0.2%
Other Securities		711,338,472	13.9%

TOTAL INDIA		781,920,656	15.3%

INDONESIA — (1.7%)
Other Securities		90,677,432	1.8%

MALAYSIA — (1.6%)
Other Securities		86,798,444	1.7%

MEXICO — (2.4%)
#* Grupo Simec SAB de CV, Class B	959,651	7,924,532	0.2%
* Industrias CH SAB de CV, Class B	1,830,376	15,869,541	0.3%
Other Securities		101,377,483	1.9%

TOTAL MEXICO		125,171,556	2.4%

PHILIPPINES — (1.0%)
Other Securities		54,455,930	1.1%

POLAND — (1.2%)
Grupa Kety SA	58,412	9,172,305	0.2%
Other Securities		51,404,701	1.0%

TOTAL POLAND		60,577,006	1.2%

QATAR — (0.5%)
Other Securities		27,109,917	0.5%

RUSSIA — (0.3%)
Other Securities		15,459,484	0.3%

SAUDI ARABIA — (2.7%)
Other Securities		139,726,858	2.7%

SOUTH AFRICA — (3.7%)
Barloworld Ltd.	1,009,065	8,474,223	0.2%
* Foschini Group Ltd.	934,267	7,922,967	0.2%
SPAR Group Ltd.	617,202	7,880,596	0.2%
# Woolworths Holdings Ltd.	3,014,039	10,609,503	0.2%
Other Securities		162,316,269	3.0%

TOTAL SOUTH AFRICA		197,203,558	3.8%

217

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (15.5%)
# Wemade Co. Ltd.	85,510	$13,380,561	0.3%
Other Securities		801,898,275	15.6%

TOTAL SOUTH KOREA		815,278,836	15.9%

TAIWAN — (16.4%)
# TA Chen Stainless Pipe	6,855,946	10,848,523	0.2%
Other Securities		855,859,869	16.7%

TOTAL TAIWAN		866,708,392	16.9%

THAILAND — (2.5%)
Other Securities		129,555,886	2.5%

TURKEY — (0.7%)
Other Securities		37,538,108	0.7%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		24,862,263	0.5%

UNITED KINGDOM — (0.0%)
Other Security		881,800	0.0%

TOTAL COMMON STOCKS.		5,097,557,730	99.4%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		29,697,009	0.6%

CHILE — (0.0%)
Other Security		653,901	0.0%

PHILIPPINES — (0.0%)
Other Security		569,875	0.0%

THAILAND — (0.0%)
Other Security		1,701,800	0.0%

TOTAL PREFERRED STOCKS		32,622,585	0.6%

RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
Other Securities		287	0.0%

INDONESIA — (0.0%)
Other Security		6,211	0.0%

SOUTH KOREA — (0.0%)
Other Securities		25,734	0.0%

TAIWAN — (0.0%)
Other Securities		39,291	0.0%

218

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities.		$192,848	0.0%

TOTAL RIGHTS/WARRANTS		264,371	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,960,382,989).		5,130,444,686

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	12,375,122	143,180,163	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $4,103,547,624).		$5,273,624,849	102.8%

As of October 31, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index.	400	12/17/21	$25,186,156	$25,240,000	$53,844

Total Futures Contracts.			$25,186,156	$25,240,000	$53,844

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$189,964,479	—	—	$189,964,479
Chile	53,743	$28,644,662	—	28,698,405
China	88,808,409	1,273,676,800	$23,043,993	1,385,529,202
Colombia	8,479,068	—	—	8,479,068
Greece	—	16,354,784	—	16,354,784
Hong Kong	1,120,518	8,861,567	295,125	10,277,210
Hungary	—	4,328,456	—	4,328,456
India	1,286,534	780,623,279	10,843	781,920,656
Indonesia	232,661	89,424,388	1,020,383	90,677,432
Malaysia	—	86,797,023	1,421	86,798,444
Mexico	118,747,907	6,406,078	17,571	125,171,556
Philippines	—	54,449,567	6,363	54,455,930
Poland	—	60,577,006	—	60,577,006
Qatar	—	27,109,917	—	27,109,917
Russia	15,459,484	—	—	15,459,484
Saudi Arabia	764,967	138,961,891	—	139,726,858
South Africa	7,373,876	189,829,682	—	197,203,558
South Korea	390,687	813,492,034	1,396,115	815,278,836
Taiwan	—	866,392,584	315,808	866,708,392
Thailand	129,543,804	—	12,082	129,555,886
Turkey	—	37,538,108	—	37,538,108
United Arab Emirates	—	24,786,935	75,328	24,862,263
United Kingdom	—	881,800	—	881,800

219

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$29,618,432	$78,577	—	$29,697,009
Chile	—	653,901	—	653,901
Philippines	—	569,875	—	569,875
Thailand	1,701,800	—	—	1,701,800
Rights/Warrants
Chile	—	287	—	287
Indonesia	—	6,211	—	6,211
South Korea	—	25,734	—	25,734
Taiwan	—	39,291	—	39,291
Thailand	—	192,848	—	192,848
Securities Lending Collateral	—	143,180,163	—	143,180,163
Futures Contracts**	53,844	—	—	53,844

TOTAL	$593,600,213	$4,653,883,448	$26,195,032^	$5,273,678,693

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

220

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $499,686, $126,139, $139,195 and $13,650 of securities on loan, respectively)	$12,092,701	$3,387,960	$1,819,205	$1,887,889
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $495,266, $61,477, $40,602 and $15,627, respectively)	495,353	61,490	40,607	15,631
Segregated Cash for Futures Contracts	4,416	—	—	—
Foreign Currencies at Value	76,624	1,399	4,461	5,028
Cash	111	1,080	71	500
Receivables:
Investment Securities Sold	60,993	3,578	5,517	1,844
Dividends, Interest and Tax Reclaims	79,542	24,682	216	5,823
Securities Lending Income	333	124	337	7
Futures Margin Variation	183	—	—	—
Unrealized Gain on Foreign Currency Contracts	48	5	1	—
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	12,810,305	3,480,318	1,870,415	1,916,722

LIABILITIES:
Payables:
Upon Return of Securities Loaned	495,235	61,522	40,608	15,631
Investment Securities Purchased	2,440	1,796	6,388	3,386
Due to Advisor	2,085	291	152	161
Line of Credit	11,495	—	—	—
Accrued Expenses and Other Liabilities	1,557	565	300	268

Total Liabilities	512,812	64,174	47,448	19,446

NET ASSETS	$12,297,493	$3,416,144	$1,822,967	$1,897,276

Investment Securities at Cost	$10,175,872	$2,886,201	$1,603,374	$1,462,299

Foreign Currencies at Cost	$75,248	$1,398	$4,419	$5,057

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

221

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $279,785, $271,498, $255,568 and $646,636 of securities on loan, respectively)	$6,512,464	$1,448,081	$6,289,685	$5,130,445
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $297,243, $276,398, $107,871 and $143,165, respectively)	297,271	276,415	107,885	143,180
Segregated Cash for Futures Contracts	—	—	2,671	1,459
Foreign Currencies at Value	3,116	1,148	35,516	13,480
Cash	5	2	21,819	—
Receivables:
Investment Securities Sold	1,462	1,655	8,411	44,515
Dividends, Interest and Tax Reclaims	23,213	643	5,014	5,242
Securities Lending Income	348	189	527	1,977
Unrealized Gain on Foreign Currency Contracts	—	—	—	3
Prepaid Expenses and Other Assets	—	—	—	1

Total Assets	6,837,879	1,728,133	6,471,528	5,340,302

LIABILITIES:
Payables:
Due to Custodian	—	—	—	78
Upon Return of Securities Loaned	297,321	276,415	107,898	143,144
Investment Securities Purchased	—	—	5,251	279
Due to Advisor	544	122	543	890
Line of Credit	—	—	—	26,819
Futures Margin Variation	—	—	576	1,406
Unrealized Loss on Foreign Currency Contracts	—	—	1	16
Deferred Taxes Payable	—	—	46,353	37,109
Accrued Expenses and Other Liabilities	909	188	1,576	1,842

Total Liabilities	298,774	276,725	162,198	211,583

NET ASSETS	$6,539,105	$1,451,408	$6,309,330	$5,128,719

Investment Securities at Cost	$4,543,679	$1,069,057	$3,711,439	$3,960,383

Foreign Currencies at Cost	$3,111	$1,147	$32,760	$11,272

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

222

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $42,113, $7,717, $667 and $525, respectively)	$442,829	$69,576	$61,273	$45,323
Income from Securities Lending	4,302	1,944	3,634	478

Total Investment Income	447,131	71,520	64,907	45,801

Expenses
Investment Management Fees	24,048	3,206	1,834	1,924
Accounting & Transfer Agent Fees	541	144	78	81
Custodian Fees	879	385	200	81
Shareholders’ Reports	38	26	23	23
Directors’/Trustees’ Fees & Expenses	131	36	22	21
Professional Fees	191	38	22	24
Other	410	108	68	60

Total Expenses	26,238	3,943	2,247	2,214

Fees Paid Indirectly (Note C)	70	3	1	1

Net Expenses	26,168	3,940	2,246	2,213

Net Investment Income (Loss)	420,963	67,580	62,661	43,588

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	468,390	106,212	188,465	99,258
Affiliated Investment Companies Shares Sold	(27)	4	(3)	1
Futures	29,155	—	—	(120)
Foreign Currency Transactions	4,495	(32)	(238)	291
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,710,810	204,124	322,334	602,698
Affiliated Investment Companies Shares	(30)	(6)	(1)	(3)
Futures	5,251	—	—	—
Translation of Foreign Currency-Denominated Amounts	(1,694)	(657)	8	25

Net Realized and Unrealized Gain (Loss)	4,216,350	309,645	510,565	702,150

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,637,313	$377,225	$573,226	$745,738

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21,096, $3,954, $20,102 and $14,942, respectively)	$126,316	$24,196	$162,117	$129,818
Income from Securities Lending	7,004	2,268	4,732	18,805

Total Investment Income	133,320	26,464	166,849	148,623

Expenses
Investment Management Fees	5,961	1,308	6,486	10,881
Accounting & Transfer Agent Fees	270	52	296	252
Custodian Fees.	698	75	2,262	2,743
Shareholders’ Reports.	28	15	30	30
Directors’/Trustees’ Fees & Expenses	64	15	74	61
Professional Fees	87	47	296	269
Other	229	40	234	245

Total Expenses	7,337	1,552	9,678	14,481

Fees Paid Indirectly (Note C)	8	2	49	26

Net Expenses.	7,329	1,550	9,629	14,455

Net Investment Income (Loss)	125,991	24,914	157,220	134,168

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	392,015	167,819	399,802	591,471
Affiliated Investment Companies Shares Sold	2	(11)	—	(4)
Futures.	—	42	13,167	5,812
Foreign Currency Transactions	(1,344)	445	(3,699)	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,753,296	390,372	694,801	925,173
Affiliated Investment Companies Shares	(21)	(6)	(10)	(6)
Futures.	—	—	(990)	(191)
Translation of Foreign Currency-Denominated Amounts	(445)	3	(9)	(6)

Net Realized and Unrealized Gain (Loss)	2,143,503	558,664	1,103,062	1,518,455

Net Increase (Decrease) in Net Assets Resulting from Operations.	$2,269,494	$583,578	$1,260,282	$1,652,623

**	Net of foreign capital gain taxes withheld of $0, $0, $50 and $2,309, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$420,963	$297,585	$67,580	$69,080	$62,661	$62,699
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	468,390	(566,996)	106,212	(64,936)	188,465	(77,003)
Affiliated Investment Companies Shares Sold	(27)	72	4	(9)	(3)	(11)
Futures	29,155	40,717	—	—	—	608
Foreign Currency Transactions	4,495	3,123	(32)	228	(238)	(267)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	3,710,810	(2,004,930)	204,124	(116,647)	322,334	(1,299)
Affiliated Investment Companies Shares	(30)	85	(6)	9	(1)	1
Futures	5,251	(3,281)	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	(1,694)	1,379	(657)	182	8	1

Net Increase (Decrease) in Net Assets Resulting from Operations	4,637,313	(2,232,246)	377,225	(112,093)	573,226	(15,271)

Transactions in Interest:
Contributions	152,792	1,038,679	441,236	71,736	105,831	82,954
Withdrawals	(1,974,162)	(1,745,733)	(345,470)	(764,667)	(383,104)	(182,512)

Net Increase (Decrease) from Transactions in Interest	(1,821,370)	(707,054)	95,766	(692,931)	(277,273)	(99,558)

Total Increase (Decrease) in Net Assets	2,815,943	(2,939,300)	472,991	(805,024)	295,953	(114,829)
Net Assets
Beginning of Year	9,481,550	12,420,850	2,943,153	3,748,177	1,527,014	1,641,843

End of Year	$12,297,493	$9,481,550	$3,416,144	$2,943,153	$1,822,967	$1,527,014

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

225

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,588	$42,407	$125,991	$109,276	$24,914	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	99,258	(34,350)	392,015	92,887	167,819	(221,703)
Affiliated Investment Companies Shares Sold	1	(1)	2	(26)	(11)	(8)
Futures	(120)	(394)	—	(260)	42	—
Foreign Currency Transactions	291	(444)	(1,344)	1,299	445	(151)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	602,698	(329,338)	1,753,296	(384,869)	390,372	206,814
Affiliated Investment Companies Shares	(3)	4	(21)	(9)	(6)	3
Translation of Foreign Currency-Denominated Amounts	25	(381)	(445)	825	3	(2)

Net Increase (Decrease) in Net Assets Resulting from Operations	745,738	(322,497)	2,269,494	(180,877)	583,578	5,835

Transactions in Interest:
Contributions	46,399	5,810	513,046	135,156	164,451	6,817
Withdrawals	(370,643)	(484,982)	(845,380)	(959,829)	(267,504)	(190,384)

Net Increase (Decrease) from Transactions in Interest	(324,244)	(479,172)	(332,334)	(824,673)	(103,053)	(183,567)

Total Increase (Decrease) in Net Assets	421,494	(801,669)	1,937,160	(1,005,550)	480,525	(177,732)
Net Assets
Beginning of Year	1,475,782	2,277,451	4,601,945	5,607,495	970,883	1,148,615

End of Year	$1,897,276	$1,475,782	$6,539,105	$4,601,945	$1,451,408	$970,883

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

226

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$157,220	$137,835	$134,168	$145,155
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	399,802	52,822	591,471	(389,082)
Affiliated Investment Companies Shares Sold	—	(9)	(4)	(5)
Futures	13,167	20,410	5,812	16,698
Foreign Currency Transactions	(3,699)	(3,976)	(3,794)	(4,808)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	694,801	21,823	925,173	127,570
Affiliated Investment Companies Shares	(10)	3	(6)	(2)
Futures	(990)	(366)	(191)	(512)
Translation of Foreign Currency-Denominated Amounts	(9)	(16)	(6)	(103)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,260,282	228,526	1,652,623	(105,089)

Transactions in Interest:
Contributions	553,796	607,207	95,865	184,927
Withdrawals	(1,229,073)	(1,145,570)	(1,526,723)	(1,603,251)
Net Increase (Decrease) from Transactions in Interest	(675,277)	(538,363)	(1,430,858)	(1,418,324)

Total Increase (Decrease) in Net Assets	585,005	(309,837)	221,765	(1,523,413)
Net Assets
Beginning of Year	5,724,325	6,034,162	4,906,954	6,430,367

End of Year	$6,309,330	$5,724,325	$5,128,719	$4,906,954

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163 and $163, respectively.

See accompanying Notes to Financial Statements.

227

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	51.09%	(18.68%)	3.60%	(8.10%)	26.53%	13.08%	(1.93%)	4.47%	(7.46%)	27.10%

Net Assets, End of Year (thousands)	$12,297,493	$9,481,550	$12,420,850	$12,153,340	$12,732,150	$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049
Ratio of Expenses to Average Net Assets	0.22%	0.21%	0.21%	0.22%	0.22%	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.50%	2.77%	3.92%	3.21%	3.33%	2.11%	2.13%	2.32%	1.90%	1.90%
Portfolio Turnover Rate	9%	12%	16%	20%	17%	11%	5%	12%	17%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

228

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	38.31%	0.14%	5.27%	(8.14%)	16.21%	51.93%	(14.87%)	10.67%	(8.90%)	29.87%

Net Assets, End of Year (thousands)	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.13%	0.13%	0.13%	0.12%	0.12%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.13%	0.13%	0.13%	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.42%	4.21%	4.11%	3.96%	3.82%	2.27%	2.38%	3.43%	3.23%	3.40%
Portfolio Turnover Rate	19%	18%	18%	18%	14%	12%	9%	18%	14%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

229

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	51.24%	(2.23%)	8.43%	(10.78%)	34.27%	59.72%	6.02%	1.00%	(10.44%)	12.10%

Net Assets, End of Year (thousands)	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.12%	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.15%	2.74%	2.51%	2.33%	1.90%	2.08%	2.37%	2.11%	2.14%
Portfolio Turnover Rate	17%	8%	17%	15%	13%	27%	18%	12%	14%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

230

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Total Return	22.22%	2.67%	11.40%	(11.83%)	25.26%	36.03%	1.25%	13.47%	(16.06%)	21.55%

Net Assets, End of Year (thousands)	$6,309,330	$5,724,325	$6,034,162	$5,469,649	$6,723,207	$5,128,719	$4,906,954	$6,430,367	$6,306,302	$7,253,457
Ratio of Expenses to Average Net Assets	0.15%	0.13%	0.14%	0.14%	0.15%	0.27%	0.25%	0.24%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.14%	0.15%	0.14%	0.15%	0.27%	0.26%	0.25%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.38%	3.04%	2.40%	2.23%	2.47%	2.64%	2.90%	2.77%	2.78%
Portfolio Turnover Rate	19%	22%	9%	12%	8%	16%	18%	12%	12%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

231

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

232

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

233

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2021, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

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Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The DFA International Value Series	$70
The Japanese Small Company Series	3
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	1
The Continental Small Company Series	8
The Canadian Small Company Series	2
The Emerging Markets Series	49
The Emerging Markets Small Cap Series	26

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2021, the total related amounts paid by the Trust to the CCO were $26 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$389
The Japanese Small Company Series	101
The Asia Pacific Small Company Series	52
The United Kingdom Small Company Series	62
The Continental Small Company Series	141
The Canadian Small Company Series	32
The Emerging Markets Series	176
The Emerging Markets Small Cap Series	150

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,057,912	$2,455,633
The Japanese Small Company Series	$508,748	$350,428
The Asia Pacific Small Company Series	$343,076	$514,881
The United Kingdom Small Company Series	$217,918	$364,730
The Continental Small Company Series	$966,589	$1,164,474
The Canadian Small Company Series	$347,529	$402,802
The Emerging Markets Series	$1,231,500	$1,751,073
The Emerging Markets Small Cap Series	$846,765	$2,091,552

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There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$264,011	$5,234,731	$5,003,332	$(27)	$(30)	$495,353	42,814	$372	—

Total	$264,011	$5,234,731	$5,003,332	$(27)	$(30)	$495,353	42,814	$372	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—

Total	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—

Total	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$31,246	$119,684	$135,297	$1	$(3)	$15,631	1,351	$17	—

Total	$31,246	$119,684	$135,297	$1	$(3)	$15,631	1,351	$17	—

The Continental Small
Company Series
The DFA Short Term Investment Fund	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—

Total	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$146,332	$1,107,263	$977,163	$(11)	$(6)	$276,415	23,891	$126	—

Total	$146,332	$1,107,263	$977,163	$(11)	$(6)	$276,415	23,891	$126	—

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					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$86,837	$576,356	$555,298	—	$(10)	$107,885	9,325	$57	—

Total	$86,837	$576,356	$555,298	—	$(10)	$107,885	9,325	$57	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$122,611	$544,541	$523,962	$(4)	$(6)	$143,180	12,375	$90	—

Total	$122,611	$544,541	$523,962	$(4)	$(6)	$143,180	12,375	$90	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The DFA International Value Series	$10,742,970	$2,741,089	$(895,956)	$1,845,133
The Japanese Small Company Series	3,036,953	763,330	(350,827)	412,503
The Asia Pacific Small Company Series	1,685,638	452,057	(277,883)	174,174
The United Kingdom Small Company Series	1,501,097	609,599	(207,176)	402,423
The Continental Small Company Series	4,892,350	2,378,869	(461,485)	1,917,384
The Canadian Small Company Series	1,375,270	436,055	(86,829)	349,226
The Emerging Markets Series	3,848,753	2,821,339	(269,763)	2,551,576
The Emerging Markets Small Cap Series	4,224,484	1,705,745	(656,617)	1,049,128

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$94,192
The Canadian Small Company Series	143
The Emerging Markets Series	66,202
The Emerging Markets Small Cap Series	$36,430

*	Average Notional Value of futures contracts

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The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts*,(1)
The DFA International Value Series	$3,015	$3,015
The Emerging Markets Series	392	392
The Emerging Markets Small Cap Series	54	54

	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts (2)
The Emerging Markets Series	$(1,344)	$(1,344)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives
		Equity
	Total	Contracts (1)
The DFA International Value Series	$29,155	$29,155
The United Kingdom Small Company Series	(120)	(120	)*
The Canadian Small Company Series	42	42	*
The Emerging Markets Series	13,167	13,167
The Emerging Markets Small Cap Series	5,812	5,812

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The DFA International Value Series	$5,251	$5,251
The Emerging Markets Series	(990)	(990)
The Emerging Markets Small Cap Series	(191)	(191)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Series had limited activity in futures contracts.

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H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2021
The DFA International Value Series	0.84%	$9,260	30	$7	$24,333	$11,495
The Japanese Small Company Series	0.84%	6,222	15	2	13,135	—
The Asia Pacific Small Company Series	0.83%	2,110	53	3	30,520	—
The United Kingdom Small Company Series	0.84%	168	8	—	578	—
The Continental Small Company Series	0.83%	44	1	—	44	—
The Canadian Small Company Series	0.83%	1,329	4	—	4,792	—
The Emerging Markets Series	0.84%	7,027	13	2	16,724	—
The Emerging Markets Small Cap Series	0.83%	11,697	24	6	38,728	26,817

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2021, that each Series’ available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 10/31/2021
The DFA International Value Series	Borrower	0.44%	$58,886	1	$1	$58,886	—
The Asia Pacific Small Company Series	Borrower	0.41%	49,458	2	1	53,238	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Series’ utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$139,462	$107,328	$1,830
The Japanese Small Company Series	34,237	17,480	3,830
The Asia Pacific Small Company Series	6,846	57,762	28,154
The United Kingdom Small Company Series	30,321	22,619	5,186
The Continental Small Company Series	32,712	81,693	28,056
The Canadian Small Company Series	24,127	76,420	23,603
The Emerging Markets Series	15,292	3,269	413
The Emerging Markets Small Cap Series	1,244	21,122	7,251

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J. Securities Lending:

As of October 31, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
The DFA International Value Series	$30,754
The Japanese Small Company Series	74,105
The Asia Pacific Small Company Series	113,646
The Continental Small Company Series	14,824
The Canadian Small Company Series	8,455
The Emerging Markets Series	176,351
The Emerging Markets Small Cap Series	554,856

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$495,235	—	—	—	$495,235
The Japanese Small Company Series
Common Stocks	61,522	—	—	—	61,522
The Asia Pacific Small Company Series
Common Stocks	40,608	—	—	—	40,608
The United Kingdom Small Company Series
Common Stocks	15,631	—	—	—	15,631
The Continental Small Company Series
Common Stocks, Rights/Warrants	297,321	—	—	—	297,321
The Canadian Small Company Series
Common Stocks, Rights/Warrants	276,415	—	—	—	276,415
The Emerging Markets Series
Common Stocks	107,898	—	—	—	107,898
The Emerging Markets Small Cap Series
Common Stocks	143,144	—	—	—	143,144

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.

investment company group since 1981.

245

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.
MSCI Emerging Markets Index (net dividends)
October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

246

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

247

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2021, the Fund held approximately 3,260 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

248

For the 12 months ended October 31, 2021, total returns were 35.69% for the Fund and 16.96% for the MSCI Emerging Markets Index (net dividends), the Fund’s benchmark. The Fund’s focus on low relative price (value) stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks outperforming large-cap stocks, the Fund’s inclusion of small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large-and mid-cap stocks.

249

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 =7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

250

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/21	10/31/21	Ratio (1)	Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,001.30	0.14%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.50	0.14%	$0.71

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

251

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.2%
Consumer Discretionary	9.5%
Consumer Staples	3.0%
Energy	10.9%
Financials	27.4%
Health Care	2.5%
Industrials	8.9%
Information Technology	12.8%
Materials	14.8%
Real Estate	5.2%
Utilities	1.8%

100.0%

252

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (3.4%)
Petroleo Brasileiro SA	9,916,353	$48,617,153	0.4%
Petroleo Brasileiro SA, Sponsored ADR	10,919,479	104,936,193	0.8%
Petroleo Brasileiro SA, Sponsored ADR	5,515,017	54,157,467	0.4%
Vale SA	10,579,377	134,233,887	1.0%
Other Securities		120,799,198	0.8%

TOTAL BRAZIL		462,743,898	3.4%

CHILE — (0.5%)
Other Securities		70,623,150	0.5%

CHINA — (30.6%)
* Alibaba Group Holding Ltd.	7,316,900	150,454,912	1.1%
* Baidu, Inc., Sponsored ADR	883,875	143,399,880	1.1%
Bank of China Ltd., Class H	301,203,817	106,596,497	0.8%
China Construction Bank Corp., Class H	434,536,101	295,736,876	2.2%
China Merchants Bank Co. Ltd., Class H	14,808,500	124,097,280	0.9%
China Overseas Land & Investment Ltd.	22,666,000	49,991,125	0.4%
China Resources Land Ltd.	20,648,000	80,227,147	0.6%
Geely Automobile Holdings Ltd.	26,250,000	91,104,288	0.7%
Industrial & Commercial Bank of China Ltd., Class H	297,483,996	163,069,444	1.2%
PetroChina Co. Ltd., Class H	130,158,000	62,755,344	0.5%
Ping An Insurance Group Co. of China Ltd., Class H	20,578,500	147,398,227	1.1%
* Trip.com Group Ltd., ADR	1,765,245	50,415,397	0.4%
Other Securities		2,708,705,626	20.0%

TOTAL CHINA		4,173,952,043	31.0%

COLOMBIA — (0.1%)
Other Securities		11,699,835	0.1%

CZECH REPUBLIC — (0.2%)
Other Securities		20,436,623	0.1%

GREECE — (0.2%)
Other Securities		33,803,657	0.2%

HONG KONG — (0.2%)
Other Securities		22,760,338	0.2%

HUNGARY — (0.3%)
Other Securities		33,993,976	0.2%

INDIA — (13.7%)
* Axis Bank Ltd.	6,005,724	60,004,333	0.5%
Hindalco Industries Ltd.	9,969,863	61,983,738	0.5%
ICICI Bank Ltd., Sponsored ADR	4,454,789	94,218,784	0.7%
Larsen & Toubro Ltd.	2,297,590	54,714,019	0.4%
Mahindra & Mahindra Ltd.	3,949,734	46,836,219	0.4%
Reliance Industries Ltd.	12,484,013	424,273,319	3.2%
* Tata Motors Ltd.	10,754,335	69,290,039	0.5%
Wipro Ltd.	6,193,725	53,697,022	0.4%

253

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Other Securities		$1,007,058,880	7.3%

TOTAL INDIA		1,872,076,353	13.9%

INDONESIA — (1.5%)
Other Securities		209,741,386	1.6%

MALAYSIA — (1.8%)
Other Securities		250,499,529	1.9%

MEXICO — (2.2%)
Grupo Financiero Banorte SAB de CV, Class O	7,711,601	48,746,251	0.4%
# Grupo Mexico SAB de CV, Class B	10,518,496	46,093,778	0.3%
Other Securities		211,683,812	1.6%

TOTAL MEXICO		306,523,841	2.3%

PHILIPPINES — (0.9%)
Other Securities		127,693,242	0.9%

POLAND — (0.8%)
Other Securities		115,707,174	0.9%

QATAR — (0.3%)
Other Securities		40,558,271	0.3%

RUSSIA — (1.8%)
Gazprom PJSC, Sponsored ADR	10,367,186	101,731,786	0.8%
Lukoil PJSC, Sponsored ADR	1,075,422	109,618,672	0.8%
Other Securities		29,314,846	0.2%

TOTAL RUSSIA		240,665,304	1.8%

SAUDI ARABIA — (2.9%)
Saudi Basic Industries Corp.	2,016,628	69,505,998	0.5%
Other Securities		322,547,739	2.4%

TOTAL SAUDI ARABIA		392,053,737	2.9%

SOUTH AFRICA — (3.9%)
# Impala Platinum Holdings Ltd.	3,660,330	47,373,273	0.4%
* MTN Group Ltd.	10,241,812	91,839,637	0.7%
Standard Bank Group Ltd.	5,188,666	45,978,959	0.4%
Other Securities		351,087,730	2.5%

TOTAL SOUTH AFRICA		536,279,599	4.0%

SOUTH KOREA — (13.3%)
Hana Financial Group, Inc.	1,405,990	54,214,720	0.4%
Hyundai Mobis Co. Ltd.	210,611	45,527,571	0.4%
Hyundai Motor Co.	370,785	66,316,913	0.5%
# KB Financial Group, Inc., ADR	2,468,636	118,667,332	0.9%
Kia Corp.	939,529	68,559,621	0.5%
LG Electronics, Inc.	571,652	59,139,613	0.5%
POSCO, Sponsored ADR	903,713	57,168,884	0.4%
Samsung Electronics Co. Ltd.	1,978,003	118,429,200	0.9%
SK Hynix, Inc.	1,675,156	147,665,948	1.1%

254

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$1,076,561,111	7.9%

TOTAL SOUTH KOREA		1,812,250,913	13.5%

TAIWAN — (16.4%)
# Asustek Computer, Inc.	3,854,000	48,999,039	0.4%
Cathay Financial Holding Co. Ltd.	40,739,459	84,921,085	0.6%
China Steel Corp.	56,678,320	68,334,569	0.5%
CTBC Financial Holding Co. Ltd.	97,262,073	81,219,569	0.6%
# Fubon Financial Holding Co. Ltd.	33,386,173	88,253,766	0.7%
Hon Hai Precision Industry Co. Ltd.	41,463,192	160,061,938	1.2%
# United Microelectronics Corp.	51,490,681	106,893,309	0.8%
Yuanta Financial Holding Co. Ltd.	52,178,994	46,381,015	0.4%
Other Securities		1,550,689,307	11.4%

TOTAL TAIWAN		2,235,753,597	16.6%

THAILAND — (1.9%)
PTT PCL	54,395,500	63,112,386	0.5%
Other Securities		189,042,273	1.4%

TOTAL THAILAND		252,154,659	1.9%

TURKEY — (0.5%)
Other Securities		68,937,335	0.5%

UNITED ARAB EMIRATES — (0.4%)
Other Securities		51,284,572	0.4%

UNITED KINGDOM — (0.0%)
Other Security		365,499	0.0%

TOTAL COMMON STOCKS		13,342,558,531	99.1%

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
Petroleo Brasileiro SA	3,992,173	19,275,437	0.2%
Other Securities		41,769,061	0.3%

TOTAL BRAZIL		61,044,498	0.5%

COLOMBIA — (0.0%)
Other Securities		5,176,859	0.0%

PHILIPPINES — (0.0%)
Other Security		763,348	0.0%

SOUTH KOREA — (0.0%)
Other Security		622,023	0.0%

TOTAL PREFERRED STOCKS		67,606,728	0.5%

RIGHTS/WARRANTS — (0.0%)
TAIWAN — (0.0%)
Other Securities		13,477	0.0%

255

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,659,369	0.0%

TOTAL RIGHTS/WARRANTS		1,672,846	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,418,045,683)		13,411,838,105

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	19,568,415	226,406,566	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $10,644,400,920)		$13,638,244,671	101.3%

As of October 31, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/17/21	$41,972,669	$41,015,000	$(957,669)
S&P 500® Emini Index	441	12/17/21	99,955,617	101,363,850	1,408,233

Total Futures Contracts			$141,928,286	$142,378,850	$450,564

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$462,743,898	—	—	$462,743,898
Chile	6,785,587	$63,837,563	—	70,623,150
China	342,832,593	3,793,625,614	$37,493,836	4,173,952,043
Colombia	11,699,835	—	—	11,699,835
Czech Republic	—	20,436,623	—	20,436,623
Greece	—	33,803,657	—	33,803,657
Hong Kong	5,675,428	17,004,977	79,933	22,760,338
Hungary	—	33,993,976	—	33,993,976
India	106,915,810	1,765,125,436	35,107	1,872,076,353
Indonesia	—	208,895,122	846,264	209,741,386
Malaysia	—	250,498,909	620	250,499,529
Mexico	298,694,923	7,828,918	—	306,523,841
Philippines	—	127,678,949	14,293	127,693,242
Poland	—	115,707,174	—	115,707,174
Qatar	—	40,558,271	—	40,558,271
Russia	23,870,525	216,794,779	—	240,665,304
Saudi Arabia	—	392,053,737	—	392,053,737
South Africa	57,637,480	478,642,119	—	536,279,599
South Korea	241,252,129	1,570,035,853	962,931	1,812,250,913
Taiwan	27,564,991	2,207,844,782	343,824	2,235,753,597
Thailand	252,154,659	—	—	252,154,659
Turkey	—	68,937,335	—	68,937,335

256

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United Arab Emirates	—	$51,284,572	—		$51,284,572
United Kingdom	—	365,499	—		365,499
Preferred Stocks
Brazil	$61,025,151	19,347	—		61,044,498
Colombia	5,176,859	—	—		5,176,859
Philippines	—	763,348	—		763,348
South Korea	—	622,023	—		622,023
Rights/Warrants
Taiwan	—	13,477	—		13,477
Thailand	—	1,659,369	—		1,659,369
Securities Lending Collateral	—	226,406,566	—		226,406,566
Futures Contracts**	450,564	—	—		450,564

TOTAL	$1,904,480,432	$11,694,437,995	$39,776,808	^	$13,638,695,235

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

257

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $662,761 of securities on loan)*	$13,411,838
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $226,355)	226,407
Segregated Cash for Futures Contracts	7,443
Foreign Currencies at Value	46,301
Cash	75,386
Receivables:
Investment Securities Sold	27,645
Dividends, Interest and Tax Reclaims	10,195
Securities Lending Income	1,505
Unrealized Gain on Foreign Currency Contracts	3

Total Assets	13,806,723

LIABILITIES:
Payables:
Upon Return of Securities Loaned	226,403
Investment Securities Purchased	10,710
Due to Advisor	1,166
Futures Margin Variation	2,819
Deferred Taxes Payable	76,748
Accrued Expenses and Other Liabilities	19,172

Total Liabilities	337,018

NET ASSETS	$13,469,705

Investment Securities at Cost	$10,418,046

Foreign Currencies at Cost	$45,724

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

258

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $61,245)	$485,227
Income from Securities Lending	14,542

Total Investment Income	499,769

Expenses
Investment Management Fees	14,688
Accounting & Transfer Agent Fees	674
Custodian Fees	4,569
Shareholders’ Reports	37
Directors’/Trustees’ Fees & Expenses	165
Professional Fees	493
Other	752

Total Expenses	21,378

Fees Paid Indirectly (Note C)	65

Net Expenses	21,313

Net Investment Income (Loss)	478,456

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	651,370
Affiliated Investment Companies Shares Sold	(2)
Futures	40,443
Foreign Currency Transactions	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,305,387
Affiliated Investment Companies Shares	(21)
Futures	840
Translation of Foreign Currency-Denominated Amounts	12

Net Realized and Unrealized Gain (Loss)	3,993,420

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,471,876

**	Net of foreign capital gain taxes withheld of $12,230.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$478,456	$482,213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	651,370	(1,060,455)
Affiliated Investment Companies Shares Sold	(2)	—
Futures	40,443	32,312
Foreign Currency Transactions	(4,609)	(13,373)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,305,387	(1,145,339)
Affiliated Investment Companies Shares	(21)	14
Futures	840	(3,697)
Translation of Foreign Currency-Denominated Amounts	12	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,471,876	(1,708,365)

Transactions in Interest:
Contributions	568,216	916,139
Withdrawals	(4,440,642)	(3,763,616)

Net Increase (Decrease) from Transactions in Interest	(3,872,426)	(2,847,477)

Total Increase (Decrease) in Net Assets	599,450	(4,555,842)
Net Assets
Beginning of Year	12,870,255	17,426,097

End of Year	$13,469,705	$12,870,255

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $370.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	35.69%	(9.41%)	5.24%	(9.06%)	24.89%

Net Assets, End of Year (thousands)	$13,469,705	$12,870,255	$17,426,097	$16,684,907	$19,612,211
Ratio of Expenses to Average Net Assets	0.14%	0.14%	0.13%	0.14%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%	0.14%	0.15%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.26%	3.25%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	14%	20%	14%	13%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign

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investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $591 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

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4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2021, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2021, expenses reduced were the following (amount in thousands):

Fees Paid
Indirectly
Dimensional Emerging Markets Value Fund	$65

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

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D. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$2,003,796	$5,334,734

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2020	at Cost	from Sales	on Sales	Depreciation	October 31, 2021	October 31, 2021	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$229,226	$1,309,995	$1,312,791	$(2)	$(21)	$226,407	19,568	$160	—

Total	$229,226	$1,309,995	$1,312,791	$(2)	$(21)	$226,407	19,568	$160	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Dimensional Emerging Markets Value Fund	$10,816,386	$4,113,515	$(1,291,651)	$2,821,864

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$92,928

*	Average Notional Value of futures contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts*,(1)
Dimensional Emerging Markets Value Fund	$1,408	$1,408

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	Liability Derivatives Value
	Total Value
	at	Equity
	October 31, 2021	Contracts (2)
Dimensional Emerging Markets Value Fund	$(958)	$(958)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Equity
	Total	Contracts (1)
Dimensional Emerging Markets Value Fund	$40,443	$40,443

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
Dimensional Emerging Markets Value Fund	$840	$840

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the year ended October 31, 2021, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional Emerging Markets Value Fund	0.83%	$13,109	23	$10	$36,558	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2021, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional Emerging Markets Value Fund	Borrower	0.43%	$77,031	4	$4	$93,288	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2021, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$2,162	$1,166	$(355)

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I. Securities Lending:

As of October 31, 2021, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$603,359

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund
Common Stocks	$226,403	—	—	—	$226,403

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J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

270

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Fund have divested of all publicly traded securities identified as CMIC’s listed in the Order.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

271

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P.

investment company group since 1981.

272

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

273

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

274

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

275

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust—Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None
2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

276

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown	Vice President and	Since	Vice President and Assistant Secretary of
1967	Assistant Secretary	2001	• all the DFA Entities (since 2001)
• DFA Australia Limited (since 2002)
• Dimensional Fund Advisors Ltd. (since 2002)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• ETF Trust (since 2020)
Director, Vice President and Assistant Secretary (since 2003) of
• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner	Vice President and	Since	Vice President and Assistant Secretary of
1982	Assistant Secretary	September	• DFAIDG, DIG, DFAITC and DEM (since 2019)
		2019	• ETF Trust (since 2020)
Vice President (since January 2018) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

David P. Butler	Co-Chief	Since	Co-Chief Executive Officer of
1964	Executive Officer	2017	• all the DFA Entities (since 2017)
• ETF Trust (since 2020)
Director (since 2017) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors Canada ULC
• Dimensional Japan Ltd.
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Ltd.
• DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
• Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of
• all the DFA Entities

Stephen A. Clark	Executive Vice	Since	Executive Vice President of
1972	President	2017	• all the DFA Entities (since 2017)
• ETF Trust (since 2020)
Director and Vice President (since 2016) of
• Dimensional Japan Ltd.
President and Director (since 2016) of
• Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
• DFA Australia Limited
Director (since 2016) of
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited

277

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
			Vice President (since 2019) of
			• Dimensional Fund Advisors Pte. Ltd.

			Formerly, Vice President (2004 – 2017) of
			• all the DFA Entities
			Formerly, Vice President (2010 – 2016) of
			• Dimensional Fund Advisors Canada ULC
			Formerly, Vice President (2016-2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Interim Chief Executive Officer (2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
			• Dimensional Fund Advisors LP

Lisa M. Dallmer	Chief Operating	Since June	Chief Operating Officer (since June 2021) of
1972	Officer	2021	• the DFA Fund Complex
			• ETF Trust
			Executive Vice President (since January 2020)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC
			Chief Operating Officer (since December 2019)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC

			Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of
			• the DFA Fund Complex
			• ETF Trust
			Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at
			• Delphix Inc.
			Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of
			• BlackRock Inc.

Bernard J. Grzelak	Vice President	Since June	Vice President (since June 2021) of
1971		2021	• the DFA Fund Complex
			• ETF Trust
			Vice President, Chief Financial Officer and Treasurer (since September 2020) of
			• DFA Australia Limited
			• Dimensional Fund Advisors Canada ULC
			• DFA Securities LLC
			• Dimensional Advisors Ltd.
			• Dimensional Fund Advisors LP
			• Dimensional Fund Advisors Ltd.
			• Dimensional Fund Advisors Pte. Ltd.
			• Dimensional Holdings Inc.
			• Dimensional Hong Kong Limited
			• Dimensional Investment LLC

278

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President (since March 2021) of
• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017—2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall	Vice President and	Since June	Vice President and Assistant Treasurer (since June 2021) of
1978	Assistant Treasurer	2021	• the DFA Fund Complex
• ETF Trust
Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
• Clearwater Analytics
Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of • all the DFA Entities
Vice President (since 2020) of
• ETF Trust
Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez	Vice President and	Vice	Vice President (since 2015) of
1971	Assistant Treasurer	President	• all the DFA Entities
		since 2015	Assistant Treasurer (since 2017) of
		and	• the DFA Fund Complex
		Assistant	Vice President and Assistant Treasurer (since 2020) of
		Treasurer	• ETF Trust
since 2017
Formerly, Senior Tax Manager (2013 – 2015) for
• Dimensional Fund Advisors LP

Kenneth M. Manell	Vice President	Since	Vice President of
1972		2010	• all the DFA Entities (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of • the DFA Fund Complex • ETF Trust

Formerly, Director (May 2019 – January 2021) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
• OppenheimerFunds, Inc.

Catherine L. Newell	President and	President since 2017 and General Counsel sincec 2001	President of
1964	General Counsel		• the DFA Fund Complex (since 2017)
• ETF Trust (since 2020)
General Counsel (since 2001) of
• all the DFA Entities
Executive Vice President (since 2017) and Secretary (since 2000) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

279

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• the DFA Fund Complex
Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz	Vice President	Since	Vice President (since September 2021) of
1961		September	• the DFA Fund Complex
		2021	• ETF Trust
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of:
• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President (2013-2020) of:
• DFA Fund Complex
Formerly, Director (2019-2021) of:
• Dimensional Ireland Limited

280

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O	Vice President and	Vice President since 2010 and Secretary since 2017	Vice President (since 2010) and Secretary (since 2017) of
1974	Secretary		• the DFA Fund Complex
Vice President and Secretary (since 2020) of
• ETF Trust
Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson	Chief Compliance	Since	Chief Compliance Officer (since 2020)
1980	Officer	August	• all the DFA Funds
		2020	• ETF Trust
Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer
• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan
• Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly	Co-Chief	Co-Chief	Co-Chief Executive Officer and Chief Investment Officer of
1976	Executive Officer and Chief Investment Officer	Executive Officer and Chief Investment Officer since 2017	• all the DFA Entities (since 2017) • Dimensional Fund Advisors Canada ULC (since 2017) • ETF Trust (since 2020)
Director, Chief Investment Officer and Vice President (since 2017) of
• DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
• Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Director of
• Dimensional Funds plc (since 2014)
• Dimensional Funds II plc (since 2014)
• Dimensional Holdings Inc. (since 2017)
• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of
• Dimensional Japan Ltd. (2016 – 2017)
• DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
• all the DFA Entities
Formerly, Vice President (2007 – 2017) of
• all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
• Dimensional Fund Advisors Canada ULC
Formerly, Director (2017-2018) of
• Dimensional Fund Advisors Pte. Ltd.

281

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

James J. Taylor	Vice President and	Since	Vice President and Assistant Treasurer (since 2020) of
1983	Assistant Treasurer	March	• the DFA Fund Complex
		2020	• ETF Trust
Vice President (since 2016)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)
• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

282

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

283

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	87%	—	6%	88%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	82%	—	7%	85%	—	—
Global Small Company Portfolio	100%	—	—	—	—	100%	—	70%	—	5%	26%	—	—
International Small Company Portfolio	100%	—	—	—	—	100%	—	53%	—	8%	49%	—	—
Japanese Small Company Portfolio	100%	—	—	—	—	100%	—	92%	—	9%	88%	—	—
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%	—	50%	—	1%	75%	—	—
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	—	55%	—	2%	61%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	71%	—	16%	77%	—	—
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	15%	—	—	41%	—	—
DFA Global Real Estate Securities Portfolio	82%	—	18%	—	—	100%	—	1%	—	—	—	—	—
DFA International Small Cap Value Portfolio	100%	—	—	—	—	100%	—	74%	—	10%	69%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	78%	—	9%	83%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	92%	—	7%	86%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	72%	—	7%	81%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	74%	—	7%	88%	—	—
World Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	5%	51%	—	—
Selectively Hedged Global Equity Portfolio	50%	3%	47%	—	—	100%	—	100%	—	7%	40%	—	100%
Emerging Markets Portfolio	100%	—	—	—	—	100%	—	71%	—	9%	95%	—	—

See accompanying Notes to Financial Statements.

284

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Small Cap
Portfolio	100%	—	—	—	—	100%	—	22%	—	7%	44%	—	—
Emerging Markets Portfolio Value	100%	—	—	—	—	100%	—	59%	—	11%	88%	—	—
Emerging Markets Core Equity
Portfolio	100%	—	—	—	—	100%	—	61%	—	9%	90%	—	—
Emerging Markets Targeted Value
Portfolio	90%	10%	—	—	—	100%	—	21%	—	14%	51%	—	100%
Dimensional Investment Group Inc.
DFA International Value Portfolio	100%	—	—	—	—	100%	—	84%	—	6%	82%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

See accompanying Notes to Financial Statements.

285

DFA103121-001AI 00267814

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio

DFA Global Core Plus Fixed Income Portfolio

DFA Investment Grade Portfolio

DFA Diversified Fixed Income Portfolio

DFA LTIP Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Duration Real Return Portfolio

DFA Global Core Plus Real Return Portfolio

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

ANNUAL REPORT

i

CONTINUED

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
SA	Special Assessment
SONIO/N	Sterling Overnight Index Average
FEDL01	One Day Overnight Fed Funds Effective Rate
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
NATL-IBC	National Public Finance Guarantee Corporation Insurance Bond Certificate
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
Q-SBLF	School Bond Qualification and Loan Program
ST HGR ED INTER	Higher Education Revenue Bond Intercept Program
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
NPFGC	National Public Finance Guarantee Corp.
FGIC	Federal Guaranty Insurance Corporation
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
JPY	Japanese Yen

Investment Footnotes
†	See Note B to Financial Statements.
(r)	The adjustable rate shown is effective as of October 31, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
¥	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights
*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

2

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
ʊ	Commencement of Operations

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA One-Year Fixed Income Portfolio vs.

ICE BofA US 6-Month Treasury Bill Index,

ICE BofA 1-Year US Treasury Note Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2021 ICE Data Indices, LLC

DFA Two-Year Global Fixed Income Portfolio vs.

FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD Terms

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Selectively Hedged Global Fixed Income Portfolio vs.

FTSE World Government Bond Index,

1-3 Years, in USD Terms (Unhedged)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

DFA Five-Year Global Fixed Income Portfolio vs.

FTSE World Government Bond Index,

1-5 Years, Currency-Hedged in USD Terms

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA World ex U.S. Government Fixed Income Portfolio vs.

FTSE Non-USD World Government Bond Index, Currency-Hedged in USD Terms

December 6, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

DFA Short-Term Government Portfolio vs.

ICE BofA 1-5 Year US Treasury & Agency Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2021 ICE Data Indices, LLC

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate Government Fixed Income Portfolio vs.

Bloomberg U.S. Government Bond Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

DFA Short-Term Extended Quality Portfolio vs.

ICE BofA 1-5 Year US Corporate & Government Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2021 ICE Data Indices, LLC

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate-Term Extended Quality Portfolio vs.

Bloomberg U.S. Credit Bond Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

DFA Targeted Credit Portfolio vs.

Bloomberg Global Aggregate Credit Bond Index 1-5 years (Hedged to USD)

May 20, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Global Core Plus Fixed Income Portfolio vs.

Bloomberg Global Aggregate Bond Index (hedged to USD)

January 11, 2018-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

DFA Investment Grade Portfolio vs.

Bloomberg U.S. Aggregate Bond Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Diversified Fixed Income Portfolio vs.

Bloomberg U.S. Government Bond Index Intermediate

August 10, 2016-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

DFA LTIP Portfolio vs.

FTSE U.S. Inflation-Linked Securities Index, 20+ Years

March 7, 2012-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Inflation-Protected Securities Portfolio vs.

Bloomberg U.S. TIPS Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

DFA Short Duration Real Return Portfolio vs.

Bloomberg U.S. TIPS 1-5 Years Index

November 5, 2013-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Global Core Plus Real Return Portfolio vs.

Bloomberg Global Aggregate Bond Index (hedged to USD)

April 26, 2021-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

DFA Municipal Real Return Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

November 4, 2014-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA California Municipal Real Return Portfolio vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

November 1, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

March 10, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Short-Term Municipal Bond Portfolio vs.

ICE BofA 1-3 Year US Municipal Securities Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2021 ICE Data Indices, LLC

DFA Intermediate-Term Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

March 1, 2012-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Selective State Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

September 30, 2020-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA California Short-Term Municipal Bond Portfolio vs.

ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2021 ICE Data Indices, LLC

15

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA California Intermediate-Term Municipal Bond Portfolio vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

November 29, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA NY Municipal Bond Portfolio vs.

S&P Intermediate Term New York AMT-Free Municipal Bond Index

June 16, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA MN Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

July 25, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA Oregon Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

September 10, 2019-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

17

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2021

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2021. Longer-term government bonds generally underperformed short-term government bonds for the period. Bond yields also increased in Japan, Germany, Italy, Spain, and the U.K., resulting in the general underperformance of longer-term government bonds in these markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2021. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -0.21%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -4.90%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -0.26%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -5.40%

	October 31, 2020	October 31, 2021	Change
One-Month Treasury Bill (yield)	0.08%	0.06%	-0.02%
Ten-Year U.S. Treasury Notes (yield)	0.88%	1.55%	0.67%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the shorter end of their eligible duration range, reflecting the relatively flat ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach generally extended durations towards the longer end of their eligible range, reflecting a steepening of the curve in the shorter end of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach continued to focus on the longer end of their eligible duration ranges, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves. Realized term premiums were generally negative for government securities but positive for credit securities during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were, however, generally positive for municipal securities for the period.

18

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums.

Credit spreads began the period relatively wide and then narrowed throughout the period, resulting in smaller expected credit premiums. As a result, the variable credit Portfolios began the period focused on single-A, BBB, and where allowable, BB rated bonds. As credit spreads narrowed during the period, the variable credit Portfolios generally decreased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive, as corporate bonds outperformed their duration-matched government bond counterparts. Corporate bonds also generally outperformed securitized bonds for the period.

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.63 year as of October 31, 2021, compared to 0.19 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 0.02% for the Portfolio, 0.11% for the ICE BofA U.S. 6-Month Treasury Bill Index, and 0.13% for the ICE BofA 1-Year U.S. Treasury Note Index, the Portfolio’s benchmarks. The U.S. Treasury yield curve was flat along the Portfolio’s eligible range, indicating smaller expected term premiums during the period. As a result, the Portfolio was focused at the shorter end of its eligible maturity range for most of the period. Within the zero- to one-year maturity range, longer maturity securities generally outperformed shorter maturity securities. As a result, the Portfolio’s allocation to securities with maturities shorter than one-month detracted from performance relative to both the ICE BofA U.S. 6-Month Treasury Bill Index, and the ICE BofA 1-Year U.S. Treasury Note Index.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The Portfolio also maintains an average portfolio maturity of two years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The weighted average duration of the Portfolio increased to 1.09 years as of October 31, 2021, from 0.33 year as of October 31, 2020.

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For the 12 months ended October 31, 2021, total returns were -0.33% for the Portfolio and -0.02% for the FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets generally steepened along the Portfolio’s eligible maturity range, indicating larger expected term premiums. As a result, the Portfolio’s weighted average duration was increased later in the period. Realized term premiums, however, were generally negative in global developed markets. As such, the Portfolio’s allocation to securities in the two- to three-year maturity range detracted from performance relative to the benchmark. The Portfolio’s underweight to securities denominated in Japanese yen also detracted from relative performance.

DFA Selectively Hedged Global Fixed Income Portfolio

The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves for each country. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable expected returns. Maturity targets and country allocations are shifted as expected return premiums change. The Portfolio may emphasize investment grade obligations rated in the lower half of the investment grade spectrum or may deemphasize these securities when Dimensional believes the expected credit premium for holding such securities is relatively low. The weighted average duration of the Portfolio increased to 2.74 years as of October 31, 2021, from 1.58 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 0.03% for the Portfolio and -1.03% for the FTSE World Government Bond Index 1-3 Years (unhedged) in USD terms, the Portfolio’s benchmark. The Portfolio was approximately 98% hedged to the U.S. dollar during the period. The U.S. dollar generally appreciated relative to other developed market currencies such as the euro and Japanese yen. As a result, the Portfolio’s hedge to the U.S. dollar was the primary contributor to performance relative to the unhedged benchmark. During the period, yield curves in global developed markets generally steepened, indicating larger expected term premiums. As a result, the Portfolio’s weighted average duration was increased. Credit spreads narrowed over the period, indicating smaller expected credit premiums. As such, the Portfolio’s allocation to single-A and BBB rated credit securities was decreased. However, the Portfolio remained overweight to single-A and BBB rated credit securities relative to the government bond benchmark. Realized term premiums were generally negative for government securities but positive for credit securities during the period and realized credit premiums were positive. As such, the Portfolio’s allocation to longer maturity credit securities and underweight to government securities also contributed positively to relative performance.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The Portfolio also maintains an average portfolio maturity of five years or less. The currency exposure associated with non-U.S. dollar denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The

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investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio increased to 4.20 years as of October 31, 2021, from 1.00 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.98% for the Portfolio and -0.65% for the FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets generally steepened along the Portfolio’s eligible maturity range, indicating larger expected term premiums. As a result, the Portfolio’s weighted average duration was increased with a focus on securities denominated in the Australian dollar, Canadian dollar, and U.S. dollar in the four- to five-year maturity range. Realized term premiums, however, were generally negative in global developed markets for the period as longer maturity securities underperformed shorter maturity securities. As such, the Portfolio’s overweight to Australian dollar-, Canadian dollar-, and U.S. dollar-denominated securities in the four- to five-year maturity range, and underweight to securities in the one- to three-year maturity range, detracted from relative performance.

DFA World ex U.S. Government Fixed Income Portfolio

The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio was relatively unchanged at 9.93 years as of October 31, 2021, compared to 9.84 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -5.34% for the Portfolio and -2.20% for the FTSE Non-USD World Government Bond Index, Currency-Hedged in USD terms, the Portfolio’s benchmark. Global developed yield curves were generally upwardly sloped, indicating positive expected term premiums. As such, the Portfolio maintained a duration similar to the benchmark during the period. Realized term premiums were, however, generally negative during the period with longer maturity securities underperforming shorter maturity securities. As a result, the Portfolio’s underweight to securities in the one- to six-year maturity range and overweight to intermediate-term securities denominated in the Australian dollar, British pound, Canadian dollar, euro, New Zealand dollar, and Singapore dollar detracted from performance relative to the benchmark. The Portfolio’s underweight to securities denominated in Japanese yen also detracted from relative performance.

DFA Short-Term Government Portfolio

The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less and maintains a weighted average portfolio maturity and duration of three years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The

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strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio increased to 2.77 years as of October 31, 2021, from 0.10 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -1.15% for the Portfolio and -0.72% for the ICE BofA 1-5 Year U.S. Treasury and Agency Index, the Portfolio’s benchmark. The eligible portion of the U.S. Treasury yield curve began the period flat, but steepened throughout the year, indicating larger expected term premiums. As a result, the Portfolio’s duration was increased towards the longer end of the eligible range during the period. However, interest rates generally increased during the period, resulting in negative realized term premiums for government securities. As such, the Portfolio’s underweight to securities in the one- to three-year maturity range and overweight to securities in the four- to five-year maturity range detracted from relative performance.

DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The weighted average duration of the Portfolio decreased to 6.94 years as of October 31, 2021, from 7.08 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -3.20% for the Portfolio and -2.38% for the Bloomberg U.S. Government Bond Index, the Portfolio’s benchmark. Interest rates generally increased during the period and the combination of short- and long-term government securities generally outperformed intermediate-term government securities. As a result, the Portfolio’s underweight to securities in the one- to five-year maturity range, overweight to securities in the five- to 15-year maturity range, and exclusion of securities with maturities longer than 15-years detracted from relative performance.

DFA Short-Term Extended Quality Portfolio

The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses both variable maturity and variable credit approaches and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 2.78 years as of October 31, 2021, from 1.45 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.05% for the Portfolio and -0.25% for the ICE BofA 1-5 Year U.S. Corporate & Government Index, the Portfolio’s benchmark. Credit spreads narrowed over the period, indicating smaller expected credit premiums. As such, the Portfolio’s allocation to single-A and BBB rated corporate securities was decreased. However, the Portfolio remained overweight to single-A and BBB rated corporate securities relative to the benchmark. Realized credit premiums were positive for the period. As such, the Portfolio’s overweight to BBB rated corporate securities contributed positively to relative performance. Yield curves in global developed markets generally steepened along the Portfolio’s eligible maturity range, indicating larger expected term

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premiums. As a result, the Portfolio’s duration was increased to the longer end of its eligible duration range. Realized term premiums were, however, generally negative for government securities but positive for credit securities during the period. As such, the Portfolio’s overweight to longer maturity credit securities and underweight to longer maturity government securities also contributed positively to relative performance.

DFA Intermediate-Term Extended Quality Portfolio

The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 20 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 8.15 years as of October 31, 2021, compared to 7.80 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 0.52% for the Portfolio and 1.90% for the Bloomberg U.S. Credit Bond Index, the Portfolio’s benchmark. The U.S. yield curve was upwardly sloped, indicating positive expected term premiums. As such, the Portfolio maintained a duration similar to the benchmark. During the period, corporate securities outperformed government securities and longer maturity corporate securities were the best performers. As a result, the Portfolio’s exclusion of corporate securities with maturities longer than 20-years, and overweight to intermediate-term government and corporate securities detracted from relative performance.

DFA Targeted Credit Portfolio

The DFA Targeted Credit Portfolio seeks to maximize total returns by investing in U.S. and foreign corporate debt securities rated in the lower half of the investment grade spectrum as well as BB rated securities that mature within five years. The Portfolio also maintains a weighted average maturity and duration of five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. While the Portfolio targets debt securities rated single-A, BBB, and BB, it may vary its exposure to credit within this range. The weighted average duration of the Portfolio increased to 3.43 years as of October 31, 2021, from 2.09 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 0.85% for the Portfolio and 0.69% for the Bloomberg Global Aggregate Credit Index 1-5 Years (hedged to USD), the Portfolio’s benchmark. Credit spreads narrowed over the period, indicating smaller expected credit premiums. As such, the Portfolio’s allocation to BBB and BB rated credit securities was decreased during the period. However, the Portfolio remained overweight to these securities relative to the benchmark. Realized credit premiums were positive for the period. As a result, the Portfolio’s overweight to BBB and BB rated

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credit securities contributed positively to relative performance. During the period, yield curves in global developed markets generally steepened along the Portfolio’s eligible maturity range, indicating larger expected term premiums. As a result, the Portfolio’s weighted average duration was increased but was on average shorter than the benchmark’s duration over the period. Longer duration credit securities generally outperformed shorter duration credit securities during the period. As such, the Portfolio’s shorter weighted average duration detracted from performance relative to the benchmark.

DFA Global Core Plus Fixed Income Portfolio

The DFA Global Core Plus Fixed Income Portfolio is designed to maximize total returns by investing in a universe of U.S. and foreign fixed income securities using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, as well as BB-rated securities, except when Dimensional believes the expected credit premium is relatively low. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 7.73 years as of October 31, 2021, from 7.27 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.22% for the Portfolio and -0.83% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. Credit spreads narrowed over the period, indicating smaller expected credit premiums. As such, the Portfolio’s allocation to single-A, BBB, and BB rated credit securities was decreased. However, the Portfolio was overweight intermediate-term single-A, BBB, and BB rated credit securities relative the benchmark. Realized credit premiums were positive for the period. As a result, the Portfolio’s overweight to intermediate-term BBB and BB rated credit securities contributed positively to relative performance. Global developed yield curves were generally upwardly sloped, indicating positive expected term premiums. As such, the Portfolio maintained a duration similar to that of the benchmark. Realized term premiums were generally negative for government securities but positive for credit securities during the period. As a result, the Portfolio’s underweight to long-term government securities and overweight to intermediate-term credit securities contributed positively to relative performance.

DFA Investment Grade Portfolio

The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 20 years and follows a variable maturity strategy within a range of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 6.63 years as of October 31, 2021, from 6.02 years as of October 31, 2020.

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For the 12 months ended October 31, 2021, total returns were -1.01% for the Portfolio and -0.48% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark. The U.S. yield curve was upwardly sloped, indicating positive expected term premiums for intermediate-term strategies. As such, the Portfolio maintained a duration similar to the benchmark with a focus on intermediate-term securities. During the period, corporate securities outperformed government securities and longer maturity corporate securities were the best performers. As a result, the Portfolios exclusion of corporate securities with maturities longer than 20-years, and overweight to intermediate-term government securities detracted from relative performance. Credit spreads narrowed over the period, indicating smaller expected credit premiums. As such, the Portfolio’s allocation to single-A, and BBB rated corporate securities was decreased during the period. However, the Portfolio was overweight intermediate-term single-A and BBB rated corporate securities relative the benchmark. Realized credit premiums were positive for the period. As a result, the Portfolio’s overweight to intermediate-term single-A and BBB rated corporate securities contributed positively to relative performance.

DFA Diversified Fixed Income Portfolio

The DFA Diversified Fixed Income Portfolio is designed to provide a market rate of return for a fixed income portfolio with low relative volatility by investing directly or through other funds managed by Dimensional (“Underlying Funds”) in a universe of U.S. and foreign debt securities, including inflation-protected securities. During the period covered by this report, the Portfolio’s investments in Underlying Funds included the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio. Generally, the Portfolio or the Underlying Funds will purchase debt securities that mature within 20 years. The average duration of the Portfolio increased to 4.49 years as of October 31, 2021, from 4.35 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.54% for the Portfolio and -1.53% for the Bloomberg U.S. Intermediate Government Bond Index, the Portfolio’s benchmark. Realized inflation was higher than expected inflation during the period. As a result, the Portfolio’s allocation to inflation-protected securities relative to the nominal benchmark was the primary contributor to relative performance. Realized term premiums were generally negative within short- to intermediate-term nominal government securities. As a result, the Portfolio’s inclusion of government securities with maturities shorter than one-year also contributed positively to relative performance.

DFA LTIP Portfolio

The DFA LTIP Portfolio seeks to provide total return composed of income and capital appreciation consistent with inflation-protected long-term instruments. The Portfolio generally invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities longer than 10 years. The weighted average duration of the Portfolio increased to 26.61 years as of October 31, 2021, from 25.80 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 8.30% for the Portfolio and 6.86% for the FTSE U.S. Inflation-Linked Securities Index, 20+ Years, the Portfolio’s benchmark. The Portfolio’s longer duration contributed positively to performance relative to the benchmark, as realized term premiums were positive in the U.S. Treasury Inflation-Protected Securities market.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio was relatively unchanged at 7.84 years as of October 31, 2021, compared to 7.81 years as of October 31, 2020.

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For the 12 months ended October 31, 2021, total returns were 6.91% for the Portfolio and 7.07% for the Bloomberg U.S. TIPS Index, the Portfolio’s benchmark. Real interest rates decreased during the period and the combination of short- and long-term TIPS generally outperformed intermediate-term TIPS. As a result, the Portfolio’s underweight to TIPS in the one- to six-year maturity range, overweight to TIPS in the 15- to 20-year maturity range, and exclusion of TIPS with maturities longer than 20-years, detracted from relative performance.

DFA Short-Duration Real Return Portfolio

The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities and inflation-protected securities that mature within five years, and derivative instruments such as inflation swaps. The Portfolio maintains a weighted average portfolio duration of three years or less. The weighted average duration of the Portfolio increased to 2.88 years as of October 31, 2021, from 1.37 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 6.13% for the Portfolio and 6.87% for the Bloomberg U.S. TIPS 1-5 Years Index, the Portfolio’s benchmark. The eligible segment of the U.S. real yield curve was relatively flat until the end of the period, indicating smaller expected real term premiums for most of the year. As such, the Portfolio’s duration was maintained toward the shorter end of the eligible range until the end of the period. Longer duration securities generally outperformed shorter duration securities for the year. As a result, the Portfolio’s shorter weighted average duration relative to the benchmark detracted from relative performance.

DFA Global Core Plus Real Return Portfolio

The DFA Global Core Plus Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities, BB rated securities, inflation-protected securities, and derivative instruments such as inflation swaps. The portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio was 7.64 years as of October 31, 2021.

Since the Portfolio’s inception on April 26, 2021 through October 31, 2021, total returns were 4.78% for the Portfolio and 0.31% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, was the primary contributor to relative performance as breakeven inflation rates increased over the period, benefiting the Portfolio’s inflation swaps. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component. Credit spreads were narrow since the Portfolio’s inception, indicating smaller expected credit premiums. As such, the Portfolio’s allocation to single-A, BBB, and BB rated credit securities were below its maximum allowable weight. However, the Portfolio was overweight intermediate-term single-A, BBB, and BB rated credit securities relative the benchmark. Realized credit premiums were positive since the Portfolio’s inception date. As a result, the Portfolio’s overweight to intermediate-term BBB and BB rated credit securities contributed positively to relative performance. Global developed yield curves were generally upwardly sloped, indicating positive expected term premiums. As such, the Portfolio maintained a duration similar

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to that of the benchmark. Realized term premiums were generally positive since the Portfolio’s inception date. As a result, the Portfolio’s overweight to intermediate-term securities and underweight to short-term securities contributed positively to relative performance. Conversely, the Portfolio’s underweight to long-term securities detracted from relative performance.

DFA Municipal Real Return Portfolio

The DFA Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from federal personal income taxes by investing in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio decreased to 2.90 years as of October 31, 2021, from 3.30 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 8.00% for the Portfolio and 2.06% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, was the primary contributor to relative performance as breakeven inflation rates increased over the period, benefiting the Portfolio’s inflation swaps. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component. During the period, municipal yield curves and the real yield curve were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio’s duration was maintained shorter than the allowable limit with an overweight to short-term municipal securities and an underweight to long-term municipal securities relative to the benchmark. Longer-term municipal securities generally outperformed shorter-term municipal securities during the period. As such, the Portfolio’s underweight to long-term municipal securities and overweight to short-term municipal securities detracted from relative performance. The Portfolio’s focus on higher-quality municipal securities also detracted from relative performance as higher-quality municipal securities generally underperformed lower-quality municipal securities.

DFA California Municipal Real Return Portfolio

The DFA California Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio also invests in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio modestly decreased to 2.69 years as of October 31, 2021, from 2.79 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 7.41% for the Portfolio and 1.12% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s benchmark. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, was the primary contributor to relative performance as breakeven inflation rates increased over the period, benefiting the Portfolio’s inflation swaps. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component. During the period, the California municipal yield curve and the real yield curve were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio’s duration was maintained shorter than the allowable limit with an

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overweight to short-term California municipal securities and an underweight to long-term California municipal securities relative to the benchmark. Longer-term California municipal securities generally outperformed shorter-term California municipal securities during the period. As such, the Portfolio’s underweight to long-term California municipal securities and overweight to short-term California municipal securities detracted from relative performance.

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DFA Municipal Bond Portfolio

The DFA Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The investment strategy uses a variable maturity approach. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio was relatively unchanged at 3.08 years as of October 31, 2021, compared to 3.14 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.23% for the Portfolio and 2.06% for S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10 years detracted from performance relative to the benchmark. The Portfolio’s focus on higher-quality municipal securities also detracted from relative performance as higher-quality municipal securities generally underperformed lower-quality municipal securities.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was relatively unchanged at 0.71 year as of October 31, 2021, compared to 0.73 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.03% for the Portfolio and 0.61% for the ICE BofA 1-3 Year U.S. Municipal Securities Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to shorter-term municipal securities detracted from performance relative to the benchmark.

DFA Intermediate-Term Municipal Bond Portfolio

The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio decreased to 2.93 years as of October 31, 2021, compared to 3.48 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.11% for the Portfolio and 2.06% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio maintained a shorter weighted average duration than its benchmark. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to short-term municipal securities, and underweight to municipal securities with maturities longer than eight years, detracted from performance relative to the benchmark. The Portfolio’s focus on higher-quality municipal securities also detracted from relative performance as higher-quality municipal securities generally underperformed lower-quality municipal securities.

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DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was relatively unchanged at 1.05 years as of October 31, 2021, compared to 1.10 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 0.05% for the Portfolio and 0.29% for the ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio’s benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period with longer-term California municipal securities generally outperforming shorter-term California municipal securities. As such, the Portfolio’s allocation to California municipal securities with maturities shorter than one year and underweight to California municipal securities in the two- to three-year maturity range detracted from performance relative to the benchmark.

DFA California Intermediate-Term Municipal Bond Portfolio

The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio decreased to 3.02 years as of October 31, 2021, from 3.43 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.07% for the Portfolio and 1.12% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio maintained a shorter weighted average duration than its benchmark. Realized term premiums were, however, positive during the period with longer-term California municipal securities generally outperforming shorter-term California municipal securities. As such, the Portfolio’s overweight to California municipal securities in the zero- to six-year maturity range and underweight to California municipal securities with maturities longer than seven years detracted from performance relative to the benchmark.

DFA NY Municipal Bond Portfolio

The DFA NY Municipal Bond Portfolio seeks to provide current income that is exempt from both federal personal income taxes and New York state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The Portfolio maintains an average portfolio duration of five years or less. The average duration of the Portfolio was relatively unchanged at 1.18 years as of October 31, 2021, compared to 1.14 years as of October 31, 2020.

30

For the 12 months ended October 31, 2021, total returns were 0.10% for the Portfolio and 2.67% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the New York municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period with longer-term New York municipal securities generally outperforming shorter-term New York municipal securities. As such, the Portfolio’s overweight to shorter-term New York municipal securities and lack of exposure to New York municipal securities with maturities longer than five years detracted from performance relative to the benchmark. The Portfolio’s focus on higher-quality New York municipal securities also detracted from relative performance as higher-quality New York municipal securities generally underperformed lower-quality New York municipal securities.

DFA MN Municipal Bond Portfolio

The DFA MN Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Minnesota state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Minnesota state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The average duration of the Portfolio decreased to 1.59 years as of October 31, 2021, from 2.11 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.18% for the Portfolio and 2.06% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. During the period, the Minnesota municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period as longer maturity Minnesota municipal securities generally outperformed shorter maturity Minnesota municipal securities. As such, the Portfolio’s overweight to shorter-term Minnesota municipal securities and lack of exposure to Minnesota municipal securities with maturities longer than six years detracted from performance relative to the benchmark. The Portfolio’s focus on Minnesota municipal securities also detracted from performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index as the broad national municipal bond market outperformed the Minnesota municipal bond market.

DFA Oregon Municipal Bond Portfolio

The DFA Oregon Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Oregon state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Oregon state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average duration of the Portfolio decreased to 3.07 years as of October 31, 2021, from 3.38 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.25% for the Portfolio and 2.06% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. During the period, the Oregon municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums

31

were, however, positive during the period as longer-term Oregon municipal securities generally outperformed shorter-term Oregon municipal securities. As such, the Portfolio’s overweight to shorter-term Oregon municipal securities and lack of exposure to Oregon municipal securities with maturities longer than nine years detracted from performance relative to the benchmark. The Portfolio’s focus on Oregon municipal securities also detracted from performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index as the broad national municipal bond market outperformed the Oregon municipal bond market.

DFA Selective State Municipal Bond Portfolio

The DFA Selective State Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in investment grade municipal securities. The Portfolio is expected to emphasize investments in municipal securities issued on behalf of: (i) states with no personal income tax; (ii) states that generally tax income earned from both in-state and out-of-state municipal securities; and (iii) states that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio decreased to 4.40 years as of October 31, 2021, from 4.51 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 0.66% for the Portfolio and 2.06% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves indicated positive expected term premiums for full investment grade rated municipal securities. As a result, the Portfolio was focused on the longer end of its eligible duration range but was underweight municipal securities with maturities longer than 10 years relative to the benchmark. Realized term premiums were positive during the period as longer-maturity municipal securities generally outperformed shorter-maturity municipal securities. As such, the Portfolio’s underweight to municipal securities with maturities longer than 10 years detracted from relative performance. The Portfolio’s overweight to municipal issuers in the emphasized states and underweight to New York and New Jersey issuers also detracted from relative performance.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,000.00	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$996.00	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

33

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$995.90	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$988.10	0.26%	$1.30
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$991.20	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$993.20	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,003.20	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$995.00	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,019.00	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$997.80	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,004.20	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$1,006.60	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$1,007.10	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77

34

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$1,134.30	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,044.70	0.11%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,031.20	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$1,050.90	0.30%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,037.10	0.24%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,036.40	0.26%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$996.70	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$999.70	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$996.70	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$997.80	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$998.50	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

35

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$997.50	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$998.50	0.25%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$997.70	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$997.10	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

36

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021 (September 27, 2021 with respect to DFA Selective State Municipal Bond Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Financial	24.0%
Foreign Government	6.0%
Supranational	16.7%
U.S. Government	53.3%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Consumer, Cyclical	0.8%
Consumer, Non-cyclical	2.1%
Energy	0.8%
Financial	26.0%
Foreign Government	20.7%
Industrial	1.0%
Multi-National	0.6%
Supranational	12.9%
U.S. Government	35.1%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Basic Materials	0.8%
Communications	5.7%
Consumer, Cyclical	4.7%
Consumer, Non-cyclical	7.6%
Energy	2.9%
Financial	37.9%
Foreign Government	18.2%
Industrial	3.4%
Supranational	12.8%
Technology	3.6%
U.S. Government	0.6%
Utilities	1.8%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Communications	1.4%
Consumer, Cyclical	0.9%
Consumer, Non-cyclical	1.3%
Energy	0.5%
Financial	26.1%
Foreign Government	27.7%
Supranational	17.3%
Technology	1.9%
U.S. Government	22.9%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Energy	2.2%
Financial	8.7%
Foreign Government	68.3%
Industrial	7.0%
Supranational	13.5%
U.S. Government	0.3%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

37

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Intermediate Government Fixed Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Basic Materials	1.3%
Communications	3.8%
Consumer, Cyclical	4.3%
Consumer, Non-cyclical	7.9%
Energy	3.4%
Financial	32.2%
Foreign Government	18.3%
Industrial	2.2%
Supranational	18.5%
Technology	3.5%
U.S. Government	2.5%
Utilities	2.1%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Basic Materials	3.6%
Communications	9.5%
Consumer, Cyclical	7.4%
Consumer, Non-cyclical	19.7%
Energy	9.1%
Financial	26.9%
Foreign Government	0.5%
Industrial	8.4%
Technology	6.9%
U.S. Government	5.1%
Utilities	2.9%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	3.0%
Communications	6.9%
Consumer, Cyclical	10.6%
Consumer, Non-cyclical	14.8%
Diversified	0.1%
Energy	5.9%
Financial	35.7%
Foreign Government	1.0%
Industrial	6.9%
Technology	6.8%
U.S. Government	5.1%
Utilities	3.2%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Basic Materials	2.9%
Communications	7.6%
Consumer, Cyclical	9.5%
Consumer, Non-cyclical	9.8%
Energy	9.3%
Financial	19.6%
Foreign Government	17.6%
Industrial	4.7%
Mortgage Securities	8.6%
Supranational	2.9%
Technology	4.8%
U.S. Government	1.1%
Utilities	1.6%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.2%
Communications	4.2%
Consumer, Cyclical	5.1%
Consumer, Non-cyclical	10.8%
Energy	3.6%
Financial	16.1%
Foreign Government	0.3%
Industrial	3.1%
Supranational	0.0%
Technology	4.8%
U.S. Government	49.0%
Utilities	1.8%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.1%
U.S. Government	19.9%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	1.5%
Communications	3.2%
Consumer, Cyclical	5.4%
Consumer, Non-cyclical	8.7%
Energy	4.7%
Financial	32.6%
Foreign Government	15.7%
Industrial	2.2%
Supranational	10.1%
Technology	3.5%
U.S. Government	10.7%
Utilities	1.7%

100.0%

DFA Global Core Plus Real Return Portfolio
Basic Materials	1.8%
Communications	5.6%
Consumer, Cyclical	7.9%
Consumer, Non-cyclical	7.6%
Energy	7.1%
Financial	24.5%
Foreign Government	17.6%
Industrial	7.2%
Mortgage Securities	8.7%
Supranational	3.0%
Technology	3.7%
U.S. Government	2.6%
Utilities	2.7%

100.0%

DFA Municipal Real Return Portfolio
Education	0.5%
General Obligation	66.3%
Higher Education	3.6%
Medical	0.2%
Power	0.3%
School District	16.3%
Tobacco Settlement	0.2%
Transportation	0.8%
Utilities	3.6%
Water	8.2%

100.0%

38

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA California Municipal Real Return Portfolio
Education	0.7%
General Obligation	44.9%
Higher Education	8.4%
Medical	0.4%
Power	3.8%
School District	22.9%
Transportation	2.1%
Utilities	1.2%
Water	15.6%

100.0%

DFA Municipal Bond Portfolio
General Obligation	66.5%
Higher Education	1.3%
Medical	0.4%
Nursing Homes	0.3%
Power	0.5%
School District	19.8%
Transportation	1.9%
Utilities	2.5%
Water	6.8%

100.0%

DFA Short-Term Municipal Bond Portfolio
Airport	0.3%
Education	4.4%
General Obligation	61.4%
Higher Education	1.7%
Medical	2.1%
Power	0.8%
School District	19.8%
Tobacco Settlement	0.8%
Transportation	2.1%
Utilities	2.0%
Water	3.4%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Education	0.1%
General Obligation	71.0%
Higher Education	3.0%
Medical	0.3%
Nursing Homes	0.7%
Power	1.2%
School District	14.9%
Transportation	2.4%
Utilities	0.9%
Water	5.5%

100.0%

DFA Selective State Municipal Bond Portfolio
Airport	3.1%
Bond Bank	0.5%
Development	0.9%
Education	3.6%
Facilities	0.3%
General Obligation	38.0%
Higher Education	5.2%
Housing	0.7%
Medical	9.6%
Pollution	0.1%
Power	3.6%
School District	13.5%
Transportation	6.7%
Utilities	7.5%
Water	6.7%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Education	4.9%
General Obligation	42.1%
Higher Education	7.8%
Power	5.1%
School District	26.7%
Tobacco Settlement	0.4%
Transportation	2.8%
Utilities	0.2%
Water	10.0%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Airport	0.1%
Bond Bank	0.6%
Development	0.2%
Education	0.4%
General Obligation	38.3%
Higher Education	6.0%
Medical	2.2%
Pollution	0.2%
Power	7.0%
School District	24.0%
Transportation	5.9%
Utilities	1.6%
Water	13.5%

100.0%

DFA NY Municipal Bond Portfolio
General Obligation	70.0%
Higher Education	6.2%
School District	18.4%
Transportation	4.8%
Utilities	0.3%
Water	0.3%

100.0%

DFA MN Municipal Bond Portfolio
General Obligation	69.6%
Higher Education	0.8%
Multifamily Housing	3.1%
Power	1.9%
School District	22.9%
Water	1.7%

100.0%

DFA Oregon Municipal Bond Portfolio
General Obligation	58.2%
School District	19.4%
Transportation	3.3%
Utilities	1.1%
Water	18.0%

100.0%

39

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face Amount	Value†
		(000)
BONDS — (19.4%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.126%, 12/15/21	97,850	$97,859,944
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.126%, 12/15/21	136,500	136,505,468
Bank of Montreal, Floating Rate Note, SOFR + 0.190%, FRN
(r)	0.240%, 05/06/22	25,000	25,009,043
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.215%, 11/15/21	50,700	50,701,318
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.309%, 08/19/22	54,852	54,940,860
(r)	0.309%, 03/13/23	15,555	15,591,554
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)	0.339%, 06/10/22	38,750	38,797,275
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.309%, 09/16/22	69,670	69,793,316
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.179%, 01/13/23	133,937	134,034,774
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	0.139%, 06/30/23	25,000	25,000,000
Kommunalbanken AS, Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.208%, 02/24/22	83,500	83,520,334
(r)	0.208%, 02/24/22	14,000	14,003,409

		Face Amount	Value†
		(000)
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.399%, 03/15/22	99,600	$99,669,521
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.186%, 12/15/21	42,200	42,204,483
(r)	0.186%, 12/15/21	115,000	115,012,222
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.141%, 11/22/21	20,000	20,000,713
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.234%, 12/13/21	19,600	19,603,104
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.049%, 12/19/22	75,000	75,770,250
(r)	1.049%, 05/25/23	4,310	4,369,469
Swedbank AB
Ω	0.600%, 09/25/23	6,000	5,984,277
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r)	0.269%, 06/02/23	80,000	80,141,174
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.289%, 01/06/23	14,867	14,880,849

TOTAL BONDS			1,223,393,357

CERTIFICATES OF DEPOSIT — (8.1%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 09/02/22	68,250	68,250,364
(r)	0.200%, 09/27/22	28,000	27,997,827

40

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	35,000	$35,014,831
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	66,000	66,014,385
(r)	0.200%, 08/19/22	41,500	41,502,587
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/08/22	50,000	50,012,907
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/15/22	61,500	61,512,526
National Australia Bank Ltd, Floating Rate Note, SOFR + 0.100%, FRN
(r)Ω	0.150%, 05/06/22	21,000	21,000,000
Royal Bank of Canada
	0.200%, 10/11/22	40,000	39,996,651
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.135%, 02/07/22	20,000	20,000,059
Westpac Banking Corp., Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 09/22/22	60,000	59,985,691
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.220%, 04/19/22	22,000	22,008,207

TOTAL CERTIFICATES OF DEPOSIT			513,296,035

U.S. TREASURY OBLIGATIONS — (31.4%)
U.S. Treasury Notes
	0.125%, 08/31/23	76,000	75,563,594
#	0.125%, 09/15/23	566,000	562,396,170
#	0.250%, 09/30/23	567,000	564,696,562
#	0.125%, 10/15/23	569,000	564,976,994
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
#(r)	0.084%, 07/31/23	38,000	37,999,326

		Face Amount	Value†
		(000)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
#(r)	0.089%, 04/30/23	178,000	$178,010,911

TOTAL U.S. TREASURY OBLIGATIONS			1,983,643,557

TOTAL INVESTMENT SECURITIES (Cost $3,721,396,353)			3,720,332,949

COMMERCIAL PAPER — (33.7%)
Banque Et Caisse d’Epargne de l’Etat
	0.070%, 12/01/21	17,000	16,998,753
	0.071%, 12/02/21	80,000	79,993,955
BNG Bank NV
Ω	0.076%, 11/16/21	81,000	80,997,084
Ω	0.061%, 11/05/21	38,000	37,999,520
Caisse des Depots et Consignations
Ω	0.140%, 01/04/22	41,250	41,240,788
CDP Financial, Inc.
Ω	0.140%, 11/01/21	30,000	29,999,845
Ω	0.130%, 11/08/21	10,000	9,999,814
Ω	0.091%, 11/05/21	90,000	89,998,862
Ω	0.101%, 11/09/21	45,000	44,999,079
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.180%, 09/29/22	34,000	33,994,730
DNB Bank ASA
Ω	0.162%, 11/23/21	40,000	39,998,667
Ω	0.122%, 12/01/21	50,000	49,997,663
Ω	0.112%, 12/06/21	30,000	29,998,322
Ω	0.117%, 11/18/21	27,000	26,999,310
Ω	0.096%, 12/09/21	23,250	23,248,570
Erste Abwicklungsanstalt
Ω	0.070%, 11/08/21	53,000	52,998,719
Ω	0.070%, 11/17/21	15,000	14,999,264
Ω	0.081%, 12/13/21	53,000	52,994,038
Export Development Canada
	0.061%, 11/04/21	28,500	28,499,715
FMS Wertmanagement
Ω	0.100%, 11/17/21	80,000	79,996,495
Ω	0.101%, 11/24/21	66,000	65,995,853
Ω	0.095%, 01/12/22	24,000	23,994,000
Kingdom of Denmark
	0.051%, 11/04/21	40,000	39,999,600
	0.050%, 11/04/21	40,000	39,999,600

41

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Kreditanstalt fuer Wiederaufbau
Ω	0.081%, 11/01/21	19,750	$19,749,901
Ω	0.091%, 11/02/21	70,000	69,999,533
Nederlandse Waterschapsbank NV
Ω	0.081%, 12/06/21	12,000	11,998,733
Nordea Bank Abp
Ω	0.105%, 12/01/21	20,000	19,998,533
Ω	0.127%, 12/20/21	53,000	52,993,875
Ω	0.075%, 12/20/21	35,000	34,995,955
NRW Bank
Ω	0.095%, 12/03/21	50,000	49,995,966
Oesterreichische Kontrollbank AG
	0.051%, 11/03/21	25,800	25,799,771
Province of Alberta Canada
Ω	0.200%, 01/12/22	10,600	10,598,344
Ω	0.140%, 12/07/21	48,500	48,495,271
Ω	0.085%, 12/01/21	22,000	21,998,185
PSP Capital, Inc.
Ω	0.152%, 11/10/21	50,000	49,998,867
Ω	0.090%, 11/29/21	42,500	42,497,072
Ω	0.091%, 12/02/21	35,000	34,997,355
Queensland Treasury Corp.
	0.090%, 01/04/22	6,000	5,999,196
	0.090%, 01/28/22	45,250	45,240,850
	0.101%, 01/31/22	93,250	93,230,521
Sanofi
Ω	0.070%, 12/28/21	82,000	81,989,067
Ω	0.060%, 12/30/21	11,000	10,998,466

		Face Amount	Value†
		(000)
Skandinaviska Enskilda Banken AB
Ω	0.193%, 12/16/21	65,000	$64,993,414
Ω	0.095%, 12/16/21	57,000	56,994,224
Ω	0.095%, 12/22/21	50,000	49,994,150
Svenska Handelsbanken AB
Ω	0.100%, 01/28/22	32,750	32,743,294
Swedbank AB
	0.120%, 12/22/21	61,250	61,244,671
	0.140%, 12/20/21	20,000	19,998,353
	0.100%, 11/30/21	20,000	19,999,093
	0.090%, 12/16/21	40,000	39,997,013
	0.085%, 12/20/21	12,000	11,999,012

TOTAL COMMERCIAL PAPER (Cost $2,125,450,908)			2,125,480,931

		Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	3,737,401	3,737,401

SECURITIES LENDING COLLATERAL — (7.3%)
@§	The DFA Short Term Investment Fund	40,147,800	464,510,048

TOTAL INVESTMENTS — (100.0%) (Cost $6,315,087,151)			$6,314,061,329

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$1,223,393,357	—	$1,223,393,357
Certificates of Deposit	—	513,296,035	—	513,296,035
U.S. Treasury Obligations	—	1,983,643,557	—	1,983,643,557
Commercial Paper	—	2,125,480,931	—	2,125,480,931
Temporary Cash Investments	$3,737,401	—	—	3,737,401
Securities Lending Collateral	—	464,510,048	—	464,510,048

TOTAL	$3,737,401	$6,310,323,928	—	$6,314,061,329

See accompanying Notes to Financial Statements.

42

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face Amount^	Value†
		(000)
BONDS — (55.2%)
AUSTRALIA — (3.4%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.900%, FRN
(r) 0.915%, 05/09/23	AUD	29,000	$22,050,176
Commonwealth Bank of Australia, Floating Rate Note
(r) 3M Swap + 0.880%, FRN, 0.922%, 07/25/22	AUD	17,500	13,235,667
(r) 3M Swap + 0.930%, FRN, 0.946%, 08/16/23	AUD	35,640	27,140,254
National Australia Bank Ltd.
0.875%, 01/20/22	EUR	700	811,626
National Australia Bank Ltd., Floating Rate Note
(r) 3M USD LIBOR + 0.710%, FRN, 0.834%, 11/04/21		2,507	2,507,100
(r) 3M Swap + 0.800%, FRN, 0.813%, 02/10/23	AUD	47,626	36,100,046
(r) 3M Swap + 0.900%, FRN, 0.916%, 05/16/23	AUD	22,000	16,719,768
(r) 3M Swap + 0.930%, FRN, 0.947%, 09/26/23	AUD	67,500	51,400,099
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	11,000	9,104,311
Westpac Banking Corp.
2.625%, 12/14/22	GBP	10,000	13,952,730
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.810%, FRN
(r) 0.851%, 10/27/22	AUD	5,000	3,785,057

TOTAL AUSTRALIA			196,806,834

AUSTRIA — (0.3%)
Oesterreichische Kontrollbank	AG
0.500%, 09/16/24		18,200	18,022,914

BELGIUM — (0.0%)
Dexia Credit Local SA
1.125%, 06/15/22	GBP	400	549,527

		Face Amount^	Value†
		(000)
CANADA — (19.4%)
Bank of Montreal
2.890%, 06/20/23	CAD	179,000	$148,561,611
Bank of Nova Scotia
2.980%, 04/17/23	CAD	89,000	73,821,243
2.290%, 06/28/24	CAD	10,000	8,247,253
Canadian Government Bond
0.250%, 08/01/23	CAD	10,000	7,972,689
2.250%, 03/01/24	CAD	25,000	20,720,144
0.250%, 04/01/24	CAD	23,000	18,188,324
Canadian Imperial Bank of Commerce
2.970%, 07/11/23	CAD	153,000	127,231,319
Province of Alberta Canada
2.650%, 09/01/23	CAD	65,000	53,954,832
3.100%, 06/01/24	CAD	25,000	21,084,155
Province of British Columbia Canada
3.300%, 12/18/23	CAD	15,000	12,657,523
Province of Manitoba Canada
2.550%, 06/02/23	CAD	115,000	95,081,286
Province of Ontario Canada
2.850%, 06/02/23	CAD	100,000	83,065,611
2.600%, 09/08/23	CAD	25,000	20,733,072
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.150%, FRN
(r) 0.600%, 06/27/22	CAD	66,300	53,700,000
Province of Quebec Canada
3.000%, 09/01/23	CAD	25,000	20,889,019
2.250%, 02/22/24	CAD	56,500	46,715,676
PSP Capital, Inc.
2.090%, 11/22/23	CAD	13,000	10,692,437
Royal Bank of Canada
2.949%, 05/01/23	CAD	105,000	87,102,658
2.333%, 12/05/23	CAD	76,000	62,652,715
Toronto-Dominion Bank
3.005%, 05/30/23	CAD	71,500	59,412,710
2.850%, 03/08/24	CAD	119,000	98,911,538

TOTAL CANADA			1,131,395,815

FINLAND — (0.7%)
Nordea Bank Abp, Floating Rate Note, 3M EURIBOR + 0.500%, FRN
(r) 0.000%, 02/07/22	EUR	25,445	29,455,303

43

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FINLAND — (Continued)
OP Corporate Bank PLC, Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r) 0.207%, 06/13/22	EUR	11,900	$13,818,054

TOTAL FINLAND			43,273,357

FRANCE — (1.9%)
Bpifrance SACA
0.750%, 07/22/22	GBP	20,400	27,945,515
Dexia Credit Local SA
0.500%, 07/22/23	GBP	500	678,852
Sanofi
1.125%, 03/10/22	EUR	1,000	1,157,942
0.000%, 03/21/22	EUR	4,400	5,092,402
0.000%, 09/13/22	EUR	9,800	11,360,225
SNCF Reseau
5.500%, 12/01/21	GBP	32,992	45,338,964
TotalEnergies Capital Canada Ltd
1.125%, 03/18/22	EUR	2,500	2,907,033
TotalEnergies Capital International SA
2.125%, 11/19/21	EUR	16,800	19,443,714

TOTAL FRANCE			113,924,647

GERMANY — (4.2%)
Allianz Finance II BV
3.500%, 02/14/22	EUR	3,600	4,209,175
FMS Wertmanagement
1.125%, 09/07/23	GBP	2,200	3,022,644
FMS Wertmanagement, Floating Rate Note, SONIO/N + 0.280%, FRN
(r) 0.329%, 01/14/22	GBP	20,000	27,383,155
Kreditanstalt fuer Wiederaufbau
0.125%, 06/03/22	SEK	126,000	14,682,345
1.250%, 08/28/23	NOK	910,370	107,646,061
1.625%, 04/03/24	NOK	252,900	30,023,249
1.500%, 07/24/24	AUD	15,200	11,457,278
Land Baden-Wuerttemberg, Floating Rate Note, 6M EURIBOR + 0.700%, FRN
(r) 0.182%, 01/23/23	EUR	5,000	5,834,100
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r) 0.399%, 03/15/22		28,200	28,219,683

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	Landwirtschaftliche Rentenbank
	5.375%, 04/23/24	NZD	1,650	$1,264,379
	NRW Bank
	0.000%, 02/01/22	EUR	2,000	2,314,728
	1.600%, 07/31/24	AUD	4,000	3,007,971
	State of Brandenburg, Floating Rate Note, 3M EURIBOR + 0.400%, FRN
(r)	0.000%, 11/28/22	EUR	4,000	4,652,160

	TOTAL GERMANY			243,716,928

	JAPAN — (0.7%)
	Toyota Motor Credit Corp.
	0.750%, 07/21/22	EUR	17,419	20,308,769
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	15,692	18,164,439

	TOTAL JAPAN			38,473,208

	NETHERLANDS — (1.4%)
	Cooperatieve Rabobank UA
	2.250%, 03/23/22	GBP	1,445	1,991,003
	Nederlandse Waterschapsbank NV, Floating Rate Note
(r)Ω	3M USD LIBOR + 0.070%, FRN, 0.186%, 12/15/21		50,000	50,005,312
(r)	3M USD LIBOR + 0.070%, FRN, 0.186%, 12/15/21		23,000	23,002,444
	Shell International Finance BV
	1.250%, 03/15/22	EUR	2,882	3,352,514
	1.000%, 04/06/22	EUR	2,836	3,298,480

	TOTAL NETHERLANDS			81,649,753

	NEW ZEALAND — (1.8%)
	New Zealand Government Bond
	5.500%, 04/15/23	NZD	96,000	72,663,909
	0.500%, 05/15/24	NZD	38,000	26,187,309
	New Zealand Local Government Funding Agency Bond
	5.500%, 04/15/23	NZD	9,680	7,281,366
	2.250%, 04/15/24	NZD	3,200	2,281,283

	TOTAL NEW ZEALAND			108,413,867

44

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	NORWAY — (4.9%)
	DNB Bank ASA, Floating Rate Note, 3M EURIBOR + 0.750%, FRN
(r)	0.202%, 07/25/22	EUR	9,100	$10,574,827
	Equinor ASA
	0.875%, 02/17/23	EUR	4,758	5,566,471
	Kommunalbanken AS
	1.500%, 04/19/22	NOK	100,000	11,867,683
	Kommunalbanken AS, Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.208%, 02/24/22		85,000	85,020,699
	Norway Government Bond
Ω	2.000%, 05/24/23	NOK	88,000	10,556,479
Ω	3.000%, 03/14/24	NOK	1,312,000	161,124,142

	TOTAL NORWAY			284,710,301

	SINGAPORE — (0.1%)
	DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.642%, 09/13/22	AUD	2,000	1,511,101
	Temasek Financial I Ltd.
	0.500%, 03/01/22	EUR	2,000	2,317,775

	TOTAL SINGAPORE			3,828,876

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.1%)
	African Development Bank
	5.250%, 03/23/22	AUD	13,000	9,972,723
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.126%, 12/15/21		50,000	50,005,081
	Asian Development Bank
	3.500%, 05/30/24	NZD	91,000	66,852,430
	Asian Development Bank, Floating Rate Note
(r)	3M USD LIBOR + 0.010%, FRN, 0.126%, 12/15/21		84,000	84,003,365
(r)	SONIO/N + 0.260%, FRN, 0.308%, 02/01/22	GBP	5,000	6,846,284
	EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.215%, 11/15/21		27,500	27,500,715

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, Floating Rate Note
(r) SOFR + 0.260%, FRN, 0.309%, 08/19/22		33,957	$34,012,010
(r) SONIO/N + 0.250%, FRN, 0.300%, 02/27/23	GBP	6,000	8,228,714
(r) SOFR + 0.260%, FRN, 0.309%, 03/13/23		28,900	28,967,915
European Investment Bank
4.250%, 12/07/21	GBP	1,674	2,299,701
1.500%, 05/12/22	NOK	225,000	26,722,955
2.375%, 07/06/23	CAD	36,762	30,380,038
0.750%, 07/14/23	GBP	9,500	12,968,887
1.500%, 01/26/24	NOK	139,830	16,573,626
1.750%, 07/30/24	CAD	35,000	28,589,305
European Investment Bank, Floating Rate Note, SONIO/N + 0.280%, FRN
(r) 0.329%, 01/10/22	GBP	13,947	19,095,537
Inter-American Development Bank
4.750%, 08/27/24	AUD	2,500	2,051,537
International Bank for Reconstruction & Development
2.200%, 01/18/22	CAD	15,000	12,166,290
2.500%, 08/03/23	CAD	43,500	36,002,085
2.500%, 01/24/24	NZD	60,357	43,362,170
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r) 0.179%, 01/13/23		15,000	15,010,950
International Finance Corp.
2.625%, 09/07/23	NZD	15,184	10,960,715
International Finance Corp., Floating Rate Note
(r) 3M USD LIBOR + 0.180%, FRN, 0.296%, 12/15/21		15,000	15,003,449
(r) SONIO/N + 0.250%, FRN, 0.299%, 01/18/22	GBP	15,000	20,536,695
Nordic Investment Bank
1.875%, 04/10/24	NOK	100,000	11,928,053

45

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.375%, 09/20/24		26,750	$26,413,774

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			646,455,004

	SWEDEN — (3.5%)
	Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		33,603	33,256,217
	Svensk Exportkredit AB
	0.625%, 10/07/24		36,400	36,129,300
	Svensk Exportkredit AB, Floating Rate Note
(r)	3M USD LIBOR + 0.120%, FRN, 0.234%, 12/13/21		26,050	26,054,125
(r)	SOFR + 1.000%, FRN, 1.049%, 12/19/22		44,000	44,451,880
(r)	SOFR + 1.000%, FRN, 1.049%, 05/25/23		40,000	40,551,918
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	7,000	8,111,582
	Swedbank AB
	1.625%, 12/28/22	GBP	5,748	7,935,119
Ω	0.600%, 09/25/23		7,000	6,981,657

	TOTAL SWEDEN			203,471,798

	SWITZERLAND — (0.2%)
	Nestle Finance International Ltd.
	0.750%, 11/08/21	EUR	4,249	4,912,826
	Novartis Finance SA
	0.750%, 11/09/21	EUR	5,700	6,590,649

	TOTAL SWITZERLAND			11,503,475

	UNITED KINGDOM — (0.2%)
	Network Rail Infrastructure Finance PLC
	3.000%, 09/07/23	GBP	2,192	3,116,300
	United Kingdom Gilt
	2.250%, 09/07/23	GBP	5,800	8,168,543

	TOTAL UNITED KINGDOM			11,284,843

	UNITED STATES — (1.4%)
	3M Co.
	1.875%, 11/15/21	EUR	1,400	1,619,743
	0.375%, 02/15/22	EUR	2,000	2,313,188

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.530%, FRN
(r)	0.655%, 11/15/21		6,000	$6,001,081
	Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	35,133,460
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,190	15,276,884
	Procter & Gamble Co.
	2.000%, 11/05/21	EUR	20,124	23,267,994
	Walmart, Inc.
	1.900%, 04/08/22	EUR	500	580,536

	TOTAL UNITED STATES			84,192,886

	TOTAL BONDS			3,221,674,033

CERTIFICATES OF DEPOSIT — (0.4%)
	AUSTRALIA — (0.4%)
	Westpac Banking Corp., Floating Rate Note
(r)Ω	3M USD LIBOR + 0.010%, FRN, 0.135%, 02/07/22		25,000	25,000,073

	U.S. TREASURY OBLIGATIONS — (30.1%)
	U.S. Treasury Notes
#	0.250%, 09/30/23		205,000	204,167,187
	0.125%, 10/15/23		560,850	556,884,617
	0.375%, 07/15/24		125,000	123,881,836
	0.375%, 08/15/24		100,000	99,062,500
	0.375%, 09/15/24		10,000	9,898,438
	U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.034%, FRN, 0.089%, 04/30/23		548,500	548,533,623
#(r)	3M USTMMR + 0.029%, FRN, 0.084%, 07/31/23		214,500	214,496,193

	TOTAL U.S. TREASURY OBLIGATIONS			1,756,924,394

	TOTAL INVESTMENT SECURITIES (Cost $4,976,759,202)			5,003,598,500

COMMERCIAL PAPER — (11.0%)
	BNG Bank NV
	0.076%, 11/16/21		50,000	49,998,200

46

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Caisse des Depots et Consignations
0.140%, 01/04/22	8,000	$7,998,213
Cooperatieve Rabobank UA
0.110%, 12/08/21	25,000	24,998,056
DNB Bank ASA
0.090%, 11/04/21	34,500	34,499,770
Erste Abwicklungsanstalt
0.080%, 11/01/21	47,250	47,249,677
FMS Wertmanagement
0.100%, 12/15/21	44,750	44,744,683
Kingdom of Denmark
0.050%, 11/04/21	40,000	39,999,600
Nederlandse Waterschapsbank NV
0.090%, 11/23/21	50,000	49,996,632
0.091%, 12/29/21	20,000	19,996,577
Nordea Bank Abp
0.110%, 11/24/21	22,000	21,998,761
0.070%, 12/13/21	4,000	3,999,600
NRW Bank
0.071%, 11/16/21	40,000	39,998,600
Queensland Treasury Corp.
0.081%, 11/17/21	75,000	74,997,625

	Face Amount^	Value†
	(000)
0.090%, 01/04/22	20,000	$19,997,320
0.090%, 01/28/22	50,000	49,989,889
Skandinaviska Enskilda Banken AB
0.080%, 11/08/21	6,000	5,999,883
0.095%, 12/22/21	15,000	14,998,245
Skandinaviska Enskilda Banken AG
0.193%, 11/01/21	55,000	54,999,679
Swedbank AB
0.110%, 12/01/21	35,000	34,998,364

TOTAL COMMERCIAL PAPER (Cost $641,456,849)		641,459,374

	Shares
SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	16,551,914	191,505,647

TOTAL INVESTMENTS — (100.0%) (Cost $5,809,713,957)		$5,836,563,521

As of October 31, 2021, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	82,030,090	GBP	59,826,885	HSBC Bank	11/08/21	$153,400
USD	115,165,718	CAD	142,181,281	State Street Bank and Trust	12/30/21	262,742
USD	53,195,106	EUR	45,635,491	Bank of America Corp.	01/04/22	349,739
USD	52,118,043	GBP	37,997,519	HSBC Bank	01/13/22	100,466
USD	69,967,541	EUR	60,172,225	Morgan Stanley and Co. International	01/13/22	276,084
USD	147,979,869	EUR	126,654,755	State Street Bank and Trust	01/19/22	1,270,504
USD	114,640,407	NOK	961,335,075	Goldman Sachs International	01/20/22	932,611
USD	101,448,749	CAD	125,163,185	HSBC Bank	01/20/22	301,212
USD	104,103,556	CAD	128,603,224	HSBC Bank	01/24/22	177,439
USD	114,824,093	CAD	141,926,161	State Street Bank and Trust	01/25/22	131,907
USD	102,713,288	NOK	863,451,708	HSBC Bank	01/26/22	593,092

Total Appreciation						$4,549,196
USD	15,519,538	CAD	19,353,640	BNY Mellon	11/02/21	$(118,491)
USD	100,103,461	CAD	126,516,890	Morgan Stanley and Co. International	11/02/21	(2,124,067)
CAD	145,870,530	USD	118,159,618	State Street Bank and Trust	11/02/21	(294,062)
USD	59,502,821	AUD	82,275,789	Bank of America Corp.	11/04/21	(2,389,742)
USD	82,396,082	NOK	709,446,330	Bank of America Corp.	11/08/21	(1,581,230)
USD	32,081,327	CAD	39,922,805	BNY Mellon	11/08/21	(176,737)
USD	100,436,081	CAD	127,193,760	UBS AG	11/08/21	(2,337,869)
USD	108,851,162	CAD	137,709,009	Barclays Capital	11/15/21	(2,418,787)

47

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	48,779,418	USD	66,804,311	HSBC Bank	12/22/21	$(32,535)
USD	7,696,803	GBP	5,724,212	Morgan Stanley and Co. International	12/22/21	(138,792)
USD	58,634,928	GBP	43,055,206	State Street Bank and Trust	12/22/21	(301,252)
USD	60,261,206	AUD	80,353,460	Bank of America Corp.	12/31/21	(198,477)
USD	7,403,032	AUD	9,921,366	State Street Bank and Trust	12/31/21	(62,019)
EUR	45,635,491	USD	53,006,855	HSBC Bank	01/04/22	(161,488)
USD	102,099,795	CAD	128,716,139	Morgan Stanley and Co. International	01/04/22	(1,924,595)
USD	99,455,854	CAD	125,195,208	Bank of America Corp.	01/05/22	(1,722,687)
USD	73,836,580	EUR	63,841,487	Bank of America Corp.	01/05/22	(92,618)
EUR	2,002,446	USD	2,325,811	HSBC Bank	01/05/22	(6,954)
USD	29,399,417	CAD	37,018,099	State Street Bank and Trust	01/05/22	(517,361)
USD	546,529	AUD	747,579	Australia & New Zealand Banking Group Ltd.	01/06/22	(15,974)
USD	11,631,020	AUD	15,476,994	Bank of America Corp.	01/06/22	(14,377)
USD	57,717,167	AUD	78,986,978	HSBC Bank	01/06/22	(1,715,222)
USD	106,033,918	CAD	133,941,314	Morgan Stanley and Co. International	01/06/22	(2,212,565)
USD	7,127,091	AUD	9,543,541	State Street Bank and Trust	01/06/22	(53,782)
USD	81,604,633	NOK	698,153,261	Bank of America Corp.	01/07/22	(990,973)
GBP	35,822,116	USD	49,058,395	Bank of America Corp.	01/07/22	(17,508)
USD	48,826,268	GBP	35,822,116	HSBC Bank	01/07/22	(214,620)
USD	14,444,033	SEK	126,177,227	Morgan Stanley and Co. International	01/07/22	(265,088)
USD	115,849,393	CAD	145,230,826	State Street Bank and Trust	01/07/22	(1,520,466)
USD	82,533,002	GBP	60,578,282	HSBC Bank	01/12/22	(397,417)
GBP	2,575,989	USD	3,527,435	HSBC Bank	01/12/22	(960)
USD	110,243,336	NZD	157,040,000	Morgan Stanley and Co. International	01/13/22	(2,156,009)
EUR	7,304,740	USD	8,498,722	BNY Mellon	01/19/22	(37,344)
EUR	12,767,433	USD	14,857,625	JP Morgan	01/19/22	(68,587)
USD	121,654,551	NZD	170,309,627	Morgan Stanley and Co. International	01/19/22	(225,788)
USD	105,318,804	CAD	130,742,458	State Street Bank and Trust	01/26/22	(335,344)

Total (Depreciation)						$(26,841,787)

Total Appreciation (Depreciation)						$(22,292,591)

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$196,806,834	—	$196,806,834
Austria	—	18,022,914	—	18,022,914
Belgium	—	549,527	—	549,527
Canada	—	1,131,395,815	—	1,131,395,815
Finland	—	43,273,357	—	43,273,357
France	—	113,924,647	—	113,924,647
Germany	—	243,716,928	—	243,716,928
Japan	—	38,473,208	—	38,473,208
Netherlands	—	81,649,753	—	81,649,753
New Zealand	—	108,413,867	—	108,413,867
Norway	—	284,710,301	—	284,710,301
Singapore	—	3,828,876	—	3,828,876
Supranational Organization Obligations	—	646,455,004	—	646,455,004

48

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$203,471,798	—	$203,471,798
Switzerland	—	11,503,475	—	11,503,475
United Kingdom	—	11,284,843	—	11,284,843
United States	—	84,192,886	—	84,192,886
Certificates of Deposit Australia	—	25,000,073	—	25,000,073
U.S. Treasury Obligations	—	1,756,924,394	—	1,756,924,394
Commercial Paper	—	641,459,374	—	641,459,374
Securities Lending Collateral	—	191,505,647	—	191,505,647
Forward Currency Contracts**	—	(22,292,591)	—	(22,292,591)

TOTAL	—	$5,814,270,930	—	$5,814,270,930

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face Amount^	Value†
			(000)
BONDS — (98.5%)
AUSTRALIA — (7.5%)
ANZ New Zealand International Ltd.
Ω	1.250%, 06/22/26		2,500	$2,459,701
Australia & New Zealand Banking Group Ltd., Floating Rate Note
(r)	3M Swap + 1.030%, FRN, 1.042%, 12/06/23	AUD	500	381,930
(r)	3M Swap + 0.760%, FRN, 0.794%, 01/16/25	AUD	9,700	7,363,640
Australia Government Bond
	0.250%, 11/21/25	AUD	23,600	16,898,050
	4.250%, 04/21/26	AUD	2,000	1,681,967
Commonwealth Bank of Australia
	0.500%, 07/11/22	EUR	3,000	3,491,443
Ω	1.125%, 06/15/26		3,000	2,952,531
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.946%, 08/16/23	AUD	2,000	1,523,022
Glencore Funding LLC
#Ω	4.125%, 03/12/24		825	876,453
Ω	4.625%, 04/29/24		1,200	1,295,142
Ω	1.625%, 04/27/26		5,000	4,944,656
National Australia Bank Ltd., Floating Rate Note
(r)	3M Swap + 1.040%, FRN, 1.053%, 02/26/24	AUD	4,000	3,056,173
(r)	3M Swap + 0.920%, FRN, 0.933%, 06/19/24	AUD	2,000	1,525,335
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	7,760	5,893,031
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	3,900	3,226,444
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	2,874,121
Westpac Banking Corp.
	0.250%, 01/17/22	EUR	3,000	3,473,549
	2.850%, 05/13/26		2,790	2,962,646
	1.150%, 06/03/26		12,970	12,808,913

			Face Amount^	Value†
			(000)
	AUSTRALIA — (Continued)
	Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.880%, FRN
(r)	0.896%, 08/16/24	AUD	17,200	$13,110,785

	TOTAL AUSTRALIA			92,799,532

	AUSTRIA — (0.0%)
	Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		300	291,807

	BELGIUM — (0.6%)
	Dexia Credit Local SA
	0.250%, 06/02/22	EUR	2,000	2,322,126
	1.125%, 06/15/22	GBP	2,000	2,747,634
Ω	1.125%, 04/09/26		300	297,504
	Euroclear Bank SA
	0.250%, 09/07/22	EUR	1,404	1,632,165

	TOTAL BELGIUM			6,999,429

	CANADA — (20.8%)
	Bank of Montreal
	2.890%, 06/20/23	CAD	2,100	1,742,902
	2.280%, 07/29/24	CAD	5,500	4,510,702
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	1.002%, 09/07/23	AUD	4,250	3,241,206
	Bank of Nova Scotia
	1.900%, 12/02/21	CAD	4,000	3,236,199
	2.290%, 06/28/24	CAD	21,000	17,319,231
	1.050%, 03/02/26		6,600	6,464,856
	Canada Government International Bond
	0.750%, 05/19/26		8,000	7,854,640
	Canada Housing Trust No 1, Floating Rate Note
(r)Ω	3M CDOR - 0.050%, FRN, 0.400%, 03/15/24	CAD	4,000	3,247,182
(r)Ω	3M CDOR - 0.040%, FRN, 0.410%, 03/15/25	CAD	30,500	24,816,516
	Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	28,500	23,699,952
	1.250%, 06/22/26		573	561,551
	Canadian Natural Resources Ltd.
	2.950%, 01/15/23		2,000	2,048,173
	3.900%, 02/01/25		1,110	1,187,374

50

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	Enbridge, Inc.
	4.000%, 10/01/23		3,000	$3,155,118
	Export Development Canada, Floating Rate Note
(r)	3M GBP LIBOR + 0.080%, FRN, 0.151%, 11/15/21	GBP	4,000	5,474,192
(r)	SONIO/N + 0.310%, FRN, 0.360%, 05/29/24	GBP	1,000	1,374,299
	Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	5,000	4,103,790
	2.537%, 03/01/23	CAD	3,500	2,875,820
	HSBC Bank Canada
	2.542%, 01/31/23	CAD	5,000	4,113,647
	National Bank of Canada
	1.534%, 06/15/26	CAD	2,000	1,572,818
	Province of Alberta Canada
	2.650%, 09/01/23	CAD	3,500	2,905,260
	2.200%, 06/01/26	CAD	9,700	7,986,825
	Province of Manitoba Canada
	2.550%, 06/02/26	CAD	2,400	2,005,598
	Province of Ontario Canada
	0.625%, 01/21/26		15,500	15,139,780
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.490%, 08/21/23	CAD	25,700	20,858,615
	Province of Quebec Canada
	3.000%, 09/01/23	CAD	8,500	7,102,266
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.863%, 10/13/24	CAD	21,400	17,607,794
	PSP Capital, Inc.
Ω	1.000%, 06/29/26		7,821	7,727,162
	Royal Bank of Canada
	1.968%, 03/02/22	CAD	8,000	6,497,996
	2.949%, 05/01/23	CAD	9,500	7,880,717
	2.352%, 07/02/24	CAD	2,500	2,054,965
#	1.200%, 04/27/26		4,000	3,942,357
	Suncor Energy, Inc.
#	3.100%, 05/15/25		2,400	2,532,853
	Toronto-Dominion Bank
	0.750%, 01/06/26		4,740	4,621,170
	1.200%, 06/03/26		8,560	8,454,154
	Toronto-Dominion Bank, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	1.025%, 07/10/24	AUD	20,640	15,774,682

	TOTAL CANADA			255,692,362

			Face Amount^	Value†
			(000)
DENMARK — (0.0%)
Kommunekredit
	0.500%, 01/28/26		380	$369,219

FINLAND — (0.5%)
Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	5,810,287
OP Corporate Bank PLC
	0.750%, 03/03/22	EUR	725	841,553

TOTAL FINLAND				6,651,840

FRANCE — (2.2%)
BPCE SA
Ω	1.000%, 01/20/26		2,000	1,947,872
Caisse d’Amortissement de la Dette Sociale
	0.625%, 02/18/26		10,400	10,161,595
Dexia Credit Local SA
	1.125%, 04/09/26		6,080	6,029,412
SFIL SA
	0.625%, 02/09/26		7,800	7,591,992
Societe Generale SA
Ω	1.375%, 07/08/25		1,000	992,965

TOTAL FRANCE				26,723,836

GERMANY — (5.7%)
Daimler Finance North America LLC
Ω	3.300%, 05/19/25		500	532,209
Ω	1.450%, 03/02/26		11,000	10,947,910
Deutsche Bank AG
#	3.700%, 05/30/24		748	791,117
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	70,000	8,277,101
	1.625%, 04/03/24	NOK	10,000	1,187,159
	0.625%, 01/22/26		27,000	26,428,073
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	6,140,671
Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	9,900	8,375,958
NRW Bank
	1.050%, 03/31/26	AUD	2,800	2,024,838
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		1,500	1,484,796
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,046,992
#Ω	4.625%, 11/13/25		1,000	1,112,938

51

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	$351,161
VW Credit Canada, Inc.
	1.200%, 09/25/23	CAD	2,000	1,601,955

TOTAL GERMANY				70,302,878

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	2.875%, 08/14/24		5,000	5,181,344
	1.750%, 01/30/26		2,700	2,656,431
	4.450%, 04/03/26		150	163,481

TOTAL IRELAND				8,001,256

ITALY — (0.9%)
Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,420,303
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	407,083
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,777,647
	2.375%, 10/17/24		4,562	4,693,831
UniCredit SpA
Ω	7.830%, 12/04/23		500	564,501

TOTAL ITALY				10,863,365

JAPAN — (2.5%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		1,000	972,572
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		700	708,643
Nissan Motor Acceptance Corp.
#Ω	2.000%, 03/09/26		7,495	7,429,658
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		500	526,027
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,828	5,737,463
NTT Finance Corp.
Ω	1.162%, 04/03/26		4,000	3,940,041
	1.162%, 04/03/26		1,500	1,477,516
Sumitomo Mitsui Financial Group, Inc.
	0.948%, 01/12/26		600	584,876
	2.632%, 07/14/26		1,000	1,038,254
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	4,000	3,248,319

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	3.040%, 07/12/23	CAD	6,000	$4,978,895
Toyota Motor Corp.
	1.339%, 03/25/26		163	162,892

TOTAL JAPAN				30,805,156

NETHERLANDS — (3.4%)
BNG Bank NV
	3.250%, 07/15/25	AUD	7,000	5,547,015
Ω	0.875%, 05/18/26		15,500	15,273,163
Cooperatieve Rabobank UA
	4.000%, 01/11/22	EUR	980	1,142,725
	4.750%, 06/06/22	EUR	1,367	1,629,461
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,040,819
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.186%, 12/15/21		14,000	14,001,487
Shell International Finance BV
	1.250%, 03/15/22	EUR	647	752,629
	1.000%, 04/06/22	EUR	929	1,080,496
#	2.875%, 05/10/26		1,000	1,066,161

TOTAL NETHERLANDS				41,533,956

NEW ZEALAND — (0.3%)
New Zealand Government Bond
	5.500%, 04/15/23	NZD	5,500	4,163,037

NORWAY — (3.6%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,300	1,356,689
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	73,726
	0.500%, 01/13/26		7,000	6,818,980
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	270,000	33,158,170
Ω	1.750%, 03/13/25	NOK	20,000	2,386,250

TOTAL NORWAY				43,793,815

SINGAPORE — (0.3%)
DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.642%, 09/13/22	AUD	3,200	2,417,762
Temasek Financial I Ltd.
	0.500%, 03/01/22	EUR	320	370,844

52

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SINGAPORE — (Continued)
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r) 0.572%, 07/25/22	AUD	1,000	$754,403

TOTAL SINGAPORE			3,543,009

SPAIN — (1.2%)
Banco Santander SA
3.848%, 04/12/23		2,000	2,089,303
Santander Holdings USA, Inc.
3.400%, 01/18/23		9,525	9,802,427
Telefonica Emisiones SA
0.750%, 04/13/22	EUR	2,200	2,556,241

TOTAL SPAIN			14,447,971

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.6%)
African Development Bank
# 0.875%, 03/23/26		15,000	14,810,100
Asian Development Bank
0.500%, 02/04/26		13,000	12,659,599
0.500%, 05/05/26	AUD	5,400	3,822,536
Asian Development Bank, Floating Rate Note
(r) SONIO/N + 0.290%, FRN, 0.339%, 03/19/24	GBP	4,280	5,880,346
(r) FEDL01 + 0.250%, FRN, 0.330%, 05/28/24		10,000	10,031,844
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	200	144,734
European Bank for Reconstruction & Development
0.500%, 01/28/26		15,000	14,608,777
European Bank for Reconstruction & Development, Floating Rate Note
(r) SONIO/N + 0.300%, FRN, 0.350%, 02/28/24	GBP	1,800	2,473,970
(r) SOFR + 0.280%, FRN,
0.329%, 10/15/24		6,000	6,030,540
European Investment Bank
# 0.375%, 03/26/26		25,800	24,946,101
European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r) 0.399%, 06/29/23	GBP	7,686	10,565,699

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Inter-American Development Bank
	2.750%, 10/30/25	AUD	10,000	$7,810,777
	0.875%, 04/20/26		28,388	28,010,580
	International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,800	1,273,572
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.349%, 08/06/24		2,500	2,512,600
	Nordic Investment Bank
	1.500%, 01/24/22	NOK	20,000	2,372,045
	1.875%, 04/10/24	NOK	47,890	5,712,345
#	0.500%, 01/21/26		2,000	1,942,046

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			155,608,211

	SWEDEN — (1.5%)
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	57,430	6,697,156
	0.750%, 02/22/23	SEK	17,500	2,056,993
	Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	1,250	1,448,410
	1.250%, 08/05/22	GBP	2,000	2,748,236
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	4,600	5,330,468

	TOTAL SWEDEN			18,281,263

	SWITZERLAND — (1.3%)
	Credit Suisse Group AG
	3.750%, 03/26/25		5,207	5,573,257
	4.550%, 04/17/26		1,000	1,111,049
	Credit Suisse Group Funding Guernsey Ltd.
	1.250%, 04/14/22	EUR	1,000	1,163,962
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,200	1,387,505
	Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,550	2,500,522
	UBS Group AG
Ω	4.125%, 09/24/25		3,000	3,277,769
Ω	4.125%, 04/15/26		1,000	1,100,654

	TOTAL SWITZERLAND			16,114,718

53

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (3.0%)
	AstraZeneca PLC
	0.700%, 04/08/26		9,900	$9,615,845
	Barclays PLC
	4.375%, 01/12/26		3,000	3,304,102
	BAT Capital Corp.
#	3.222%, 08/15/24		2,500	2,628,947
	BAT International Finance PLC
	0.875%, 10/13/23	EUR	3,000	3,515,109
#	1.668%, 03/25/26		1,000	988,923
	British Telecommunications PLC
	0.500%, 06/23/22	EUR	400	463,870
	1.125%, 03/10/23	EUR	2,550	2,995,436
	CNH Industrial Capital LLC
	4.375%, 04/05/22		3,700	3,756,008
	4.200%, 01/15/24		380	405,376
	HSBC Holdings PLC
	3.196%, 12/05/23	CAD	4,000	3,332,805
	4.300%, 03/08/26		1,000	1,101,297
	Natwest Group PLC
	4.800%, 04/05/26		4,000	4,484,780

	TOTAL UNITED KINGDOM			36,592,498

	UNITED STATES — (29.9%)
	Aircastle Ltd.
Ω	5.250%, 08/11/25		7,500	8,288,235
	Amazon.com, Inc.
#	1.000%, 05/12/26		29,310	29,057,780
	American International Group, Inc.
	4.125%, 02/15/24		307	328,705
	Ameriprise Financial, Inc.
#	2.875%, 09/15/26		1,000	1,060,048
	Amgen, Inc.
	2.600%, 08/19/26		2,000	2,089,405
	Anthem, Inc.
#	1.500%, 03/15/26		3,000	3,000,991
	Apple, Inc.
#	0.700%, 02/08/26		180	176,442
	3.250%, 02/23/26		3,000	3,234,941
	Ares Capital Corp.
	3.250%, 07/15/25		6,314	6,566,970
	2.150%, 07/15/26		500	495,156
	Assurant, Inc.
	4.200%, 09/27/23		1,500	1,587,431
	AT&T, Inc.
	2.500%, 03/15/23	EUR	5,000	5,954,729
	4.125%, 02/17/26		1,100	1,213,191
	Autodesk, Inc.
	3.600%, 12/15/22		2,239	2,293,933
	Avnet, Inc.
	4.625%, 04/15/26		2,000	2,208,812

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22	420	$429,416
	Boeing Co.
	2.600%, 10/30/25	5,194	5,318,737
	3.100%, 05/01/26	1,100	1,146,747
	Booking Holdings, Inc.
	3.650%, 03/15/25	1,000	1,075,733
	Bristol-Myers Squibb Co.
#	3.200%, 06/15/26	2,000	2,162,114
	Broadcom, Inc.
	4.700%, 04/15/25	5,050	5,575,603
#	4.250%, 04/15/26	1,000	1,099,743
	Brown & Brown, Inc.
	4.200%, 09/15/24	1,429	1,542,579
	Bunge Ltd. Finance Corp.
	4.350%, 03/15/24	6,000	6,447,185
	1.630%, 08/17/25	500	501,793
	Campbell Soup Co.
	3.650%, 03/15/23	286	296,874
	Capital One Financial Corp.
	3.750%, 04/24/24	700	744,319
	3.200%, 02/05/25	1,000	1,057,889
	Cargill, Inc.
Ω	0.750%, 02/02/26	1,300	1,267,252
	Carrier Global Corp.
	2.242%, 02/15/25	3,129	3,212,255
	Charles Schwab Corp.
#	0.900%, 03/11/26	2,000	1,962,994
	1.150%, 05/13/26	2,500	2,479,034
	Chevron Corp.
	3.326%, 11/17/25	3,000	3,234,263
	2.954%, 05/16/26	2,000	2,131,298
	Church & Dwight Co., Inc.
	2.875%, 10/01/22	2,000	2,045,153
	Cigna Corp.
	1.250%, 03/15/26	7,000	6,921,012
	Citigroup, Inc.
	3.700%, 01/12/26	1,000	1,084,664
	3.400%, 05/01/26	5,000	5,380,800
	3.200%, 10/21/26	1,000	1,063,130
	Citrix Systems, Inc.
	1.250%, 03/01/26	1,000	973,530
	CNA Financial Corp.
	3.950%, 05/15/24	7,000	7,453,660
	Comcast Corp.
#	3.150%, 03/01/26	2,000	2,143,498
	Conagra Brands, Inc.
	4.300%, 05/01/24	1,409	1,517,376
	Crown Castle International Corp.
	1.050%, 07/15/26	2,500	2,420,415

54

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Discover Financial Services
#	4.500%, 01/30/26		2,017	$2,235,891
	Discovery Communications LLC
	3.450%, 03/15/25		200	212,322
	Edison International
	2.400%, 09/15/22		1,300	1,316,061
	4.950%, 04/15/25		6,000	6,581,724
	Enterprise Products Operating LLC
	3.350%, 03/15/23		1,200	1,237,389
	Equifax, Inc.
	3.300%, 12/15/22		1,000	1,023,151
	Equinix, Inc.
#	1.450%, 05/15/26		600	592,865
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	4,283,222
	Exelon Corp.
	3.950%, 06/15/25		1,700	1,836,011
	Exelon Generation Co. LLC
	3.400%, 03/15/22		815	821,911
	3.250%, 06/01/25		2,000	2,113,864
	Expedia Group, Inc.
	5.000%, 02/15/26		3,000	3,369,422
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		721	812,098
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26		7,300	7,153,918
	Fiserv, Inc.
	3.200%, 07/01/26		3,750	3,986,339
	Flex Ltd.
#	3.750%, 02/01/26		2,250	2,418,192
	GATX Corp.
	4.750%, 06/15/22		5,000	5,123,942
	GE Capital Funding LLC
	3.450%, 05/15/25		3,280	3,508,187
	General Electric Co.
	0.375%, 05/17/22	EUR	1,000	1,159,838
	General Motors Co.
	6.125%, 10/01/25		500	580,305
	General Motors Financial Co., Inc.
	3.450%, 01/14/22		3,705	3,718,191
	3.250%, 01/05/23		900	924,395
	2.750%, 06/20/25		2,000	2,076,554
	Gilead Sciences, Inc.
	3.650%, 03/01/26		4,279	4,639,677
	Glencore Funding LLC
Ω	1.625%, 09/01/25		975	968,875
	Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,039,170
	1.200%, 03/01/26		300	292,877

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Goldman Sachs Group, Inc.
	3.750%, 02/25/26		6,700	$7,261,360
	Harley-Davidson Financial
	Services, Inc.
Ω	2.550%, 06/09/22		1,924	1,942,370
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		3,400	3,616,476
	Humana, Inc.
	3.850%, 10/01/24		6,850	7,356,084
	Hyatt Hotels Corp.
	4.850%, 03/15/26		1,000	1,101,474
	International Business Machines Corp.
	3.300%, 05/15/26		2,200	2,373,348
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,002	1,073,522
	J M Smucker Co.
	3.500%, 03/15/25		1,000	1,070,790
	Jabil, Inc.
	1.700%, 04/15/26		4,000	3,965,869
	JPMorgan Chase & Co.
	3.300%, 04/01/26		2,400	2,566,759
	Juniper Networks, Inc.
	1.200%, 12/10/25		1,000	986,162
	Kellogg Co.
	3.250%, 04/01/26		1,122	1,199,813
	Kinder Morgan, Inc.
	4.300%, 06/01/25		2,000	2,186,159
	Lazard Group LLC
	3.750%, 02/13/25		2,460	2,636,723
	LyondellBasell Industries NV
	5.750%, 04/15/24		200	220,493
	Marathon Petroleum Corp.
	4.500%, 05/01/23		200	210,090
#	4.700%, 05/01/25		3,900	4,308,925
	McDonald’s Corp.
	3.700%, 01/30/26		1,287	1,399,508
	McKesson Corp.
#	0.900%, 12/03/25		1,600	1,561,316
	Micron Technology, Inc.
	2.497%, 04/24/23		300	308,265
	Morgan Stanley
	3.000%, 02/07/24	CAD	11,500	9,562,488
	MPLX LP
	4.875%, 12/01/24		165	180,877
	1.750%, 03/01/26		3,000	2,988,309
	Mylan, Inc.
Ω	3.125%, 01/15/23		3,550	3,651,081
	4.200%, 11/29/23		331	350,425

55

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26		2,600	$2,555,807
	NetApp, Inc.
	3.250%, 12/15/22		500	508,330
	Oracle Corp.
	1.650%, 03/25/26		7,450	7,473,788
	Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	820,548
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		1,715	1,892,970
	Philip Morris International, Inc.
#	0.875%, 05/01/26		1,009	980,148
	Phillips 66 Partners LP
	2.450%, 12/15/24		851	877,358
	Public Storage
	0.875%, 02/15/26		4,000	3,920,533
	PulteGroup, Inc.
	5.500%, 03/01/26		1,000	1,146,950
	Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,476,003
	Ross Stores, Inc.
	4.600%, 04/15/25		2,000	2,210,913
	Royalty Pharma PLC
	1.200%, 09/02/25		6,000	5,911,841
	Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,405,752
	2.500%, 09/01/24		2,000	2,076,800
	Sempra Energy
	4.050%, 12/01/23		1,000	1,058,962
	Simon Property Group LP
	3.500%, 09/01/25		3,500	3,770,867
	Southwest Airlines Co.
	4.750%, 05/04/23		1,000	1,058,196
	Southwestern Electric Power Co.
	1.650%, 03/15/26		3,345	3,344,916
	Steel Dynamics, Inc.
#	2.400%, 06/15/25		2,100	2,163,780
	Sysco Corp.
	3.550%, 03/15/25		7,667	8,202,394
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	5,000	4,090,094
	UnitedHealth Group, Inc.
	1.150%, 05/15/26		1,250	1,237,836
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,000	2,175,262

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Valero Energy Corp.
2.850%, 04/15/25		2,100	$2,195,040
Ventas Realty LP
3.500%, 04/15/24		1,000	1,058,489
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,068,388
1.450%, 03/20/26		7,100	7,081,937
ViacomCBS, Inc.
4.750%, 05/15/25		4,500	4,992,778
VMware, Inc.
1.400%, 08/15/26		3,725	3,669,227
Walgreens Boots Alliance, Inc.
# 3.450%, 06/01/26		677	725,685
Wells Fargo & Co.
1.500%, 09/12/22	EUR	300	352,461
3.184%, 02/08/24	CAD	4,250	3,541,484
# 3.550%, 09/29/25		2,500	2,691,937
3.000%, 04/22/26		4,000	4,233,609
2.975%, 05/19/26	CAD	1,000	829,864
Western Union Co.
1.350%, 03/15/26		3,062	2,998,281
Whirlpool Corp.
3.700%, 03/01/23		1,000	1,039,642
Williams Cos., Inc.
3.700%, 01/15/23		1,670	1,717,242
WRKCo, Inc.
4.650%, 03/15/26		500	562,355

TOTAL UNITED STATES			368,469,379

TOTAL BONDS			1,212,048,537

U.S. TREASURY OBLIGATIONS — (0.6%)
U.S. Treasury Notes
0.750%, 05/31/26		7,500	7,367,871

TOTAL INVESTMENT SECURITIES (Cost $1,222,050,775)			1,219,416,408

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	986,147	11,409,722

TOTAL INVESTMENTS — (100.0%) (Cost $1,233,460,352)			$1,230,826,130

56

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of October 31, 2021, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NOK	85,898,757	USD	9,959,931	Goldman Sachs International	11/01/21	$208,129
USD	2,973,623	NOK	24,805,469	Goldman Sachs International	11/01/21	37,335
USD	7,332,403	NOK	61,093,288	HSBC Bank	11/01/21	100,631
AUD	1,596,710	USD	1,184,275	Goldman Sachs International	11/03/21	16,856
AUD	1,890,836	USD	1,419,668	HSBC Bank	11/03/21	2,721
NZD	33,750,000	USD	24,107,523	Goldman Sachs International	11/22/21	71,290
USD	1,777,246	CAD	2,198,121	Goldman Sachs International	01/05/22	799
USD	25,753,001	EUR	22,085,358	State Street Bank and Trust	01/19/22	170,630
USD	26,762,710	EUR	22,979,463	Royal Bank of Scotland	01/25/22	141,421
USD	121,136,578	CAD	149,592,021	State Street Bank and Trust	01/25/22	249,521

Total Appreciation						$999,333
USD	114,597,501	AUD	157,149,499	Royal Bank of Scotland	11/03/21	$(3,618,798)
GBP	5,011,605	USD	6,864,370	Goldman Sachs International	11/15/21	(5,661)
USD	37,768,299	GBP	27,884,643	UBS AG	11/15/21	(393,657)
NZD	46,671,707	USD	33,496,712	Goldman Sachs International	11/22/21	(60,670)
NOK	66,315,760	USD	7,957,775	HSBC Bank	11/30/21	(109,249)
USD	75,384,172	CAD	95,084,159	Bank of America Corp.	01/05/22	(1,459,636)
USD	8,735,318	SEK	75,464,148	Royal Bank of Scotland	01/14/22	(62,415)

Total (Depreciation)						$(5,710,086)

Total Appreciation (Depreciation)						$(4,710,753)

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$92,799,532	—	$92,799,532
Austria	—	291,807	—	291,807
Belgium	—	6,999,429	—	6,999,429
Canada	—	255,692,362	—	255,692,362
Denmark	—	369,219	—	369,219
Finland	—	6,651,840	—	6,651,840
France	—	26,723,836	—	26,723,836
Germany	—	70,302,878	—	70,302,878
Ireland	—	8,001,256	—	8,001,256
Italy	—	10,863,365	—	10,863,365
Japan	—	30,805,156	—	30,805,156
Netherlands	—	41,533,956	—	41,533,956
New Zealand	—	4,163,037	—	4,163,037
Norway	—	43,793,815	—	43,793,815
Singapore	—	3,543,009	—	3,543,009
Spain	—	14,447,971	—	14,447,971
Supranational Organization Obligations	—	155,608,211	—	155,608,211
Sweden	—	18,281,263	—	18,281,263

57

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$16,114,718	—	$16,114,718
United Kingdom	—	36,592,498	—	36,592,498
United States	—	368,469,379	—	368,469,379
U.S. Treasury Obligations	—	7,367,871	—	7,367,871
Securities Lending Collateral	—	11,409,722	—	11,409,722
Forward Currency Contracts**	—	(4,710,753)	—	(4,710,753)

TOTAL	—	$1,226,115,377	—	$1,226,115,377

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

58

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.1%)
Federal National Mortgage Association
	2.125%, 04/24/26		8,750	$9,138,128

BONDS — (75.9%)
AUSTRALIA — (9.8%)
Australia & New Zealand Banking Group Ltd.
	3.700%, 11/16/25		5,000	5,475,953
Australia & New Zealand Banking Group Ltd., Floating Rate Note
(r)	3M Swap + 1.030%, FRN, 1.042%, 12/06/23	AUD	13,393	10,230,383
(r)	3M Swap + 1.100%, FRN, 1.115%, 02/08/24	AUD	24,800	18,984,215
(r)	3M Swap + 0.770%, FRN, 0.782%, 08/29/24	AUD	60,400	45,907,552
(r)	3M Swap + 0.760%, FRN, 0.794%, 01/16/25	AUD	121,850	92,500,981
Australia Government Bond
	0.250%, 11/21/25	AUD	260,740	186,694,812
	4.250%, 04/21/26	AUD	37,550	31,578,937
Bank of New Zealand
Ω	1.000%, 03/03/26		6,717	6,548,202
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		154,303	151,861,467
National Australia Bank Ltd.
	3.375%, 01/14/26		39,854	43,121,497
National Australia Bank Ltd., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 0.947%, 09/26/23	AUD	35,332	26,904,715
(r)	3M Swap + 0.920%, FRN, 0.933%, 06/19/24	AUD	37,050	28,256,838
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	103,327	78,467,682
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	193,900	160,412,187
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	106,700	85,658,634

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	49,500	$39,317,790
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	69,620	50,024,076
Westpac Banking Corp.
	2.850%, 05/13/26		57,130	60,665,216
	1.150%, 06/03/26		113,167	111,761,466
	4.125%, 06/04/26	AUD	15,300	12,492,898
Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 1.140%, FRN, 1.182%, 04/24/24	AUD	72,100	55,276,884
(r)	3M Swap + 0.880%, FRN, 0.896%, 08/16/24	AUD	73,000	55,644,612

TOTAL AUSTRALIA				1,357,786,997

AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		35,300	34,335,957

BELGIUM — (0.1%)
Dexia Credit Local SA
Ω	1.125%, 04/09/26		17,400	17,255,224

CANADA — (19.8%)
Canada Government International Bond
	0.750%, 05/19/26		344,250	337,994,977
Canada Housing Trust No. 1
Ω	1.250%, 06/15/26	CAD	89,000	70,475,113
CDP Financial, Inc.
	1.000%, 05/26/26		45,550	45,062,064
CPPIB Capital, Inc.
#Ω	0.875%, 09/09/26		415,950	408,314,551
Ontario Teachers’ Finance Trust
#Ω	0.875%, 09/21/26		194,400	189,944,123
Province of Alberta Canada
	2.200%, 06/01/26	CAD	224,300	184,685,024
Province of British Columbia Canada
	2.300%, 06/18/26	CAD	46,900	38,894,864
#	0.900%, 07/20/26		216,400	212,992,739
Province of Manitoba Canada
	2.550%, 06/02/26	CAD	153,900	128,608,967
Province of Ontario Canada
#	0.625%, 01/21/26		145,200	141,825,552

59

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
	1.050%, 04/14/26		174,500	$173,210,904
	2.500%, 04/27/26		15,100	15,895,581
	2.400%, 06/02/26	CAD	79,500	66,042,942
	1.350%, 09/08/26	CAD	13,000	10,291,071
Province of Quebec Canada
	2.500%, 04/20/26		9,480	9,997,814
	2.500%, 09/01/26	CAD	317,000	264,995,709
PSP Capital, Inc.
	0.900%, 06/15/26	CAD	45,200	35,180,107
Ω	1.000%, 06/29/26		92,492	91,382,259
Toronto-Dominion Bank
#	0.750%, 09/11/25		12,650	12,376,593
	1.128%, 12/09/25	CAD	77,600	60,472,948
#	0.750%, 01/06/26		91,570	89,274,379
	1.200%, 06/03/26		151,863	149,985,187

TOTAL CANADA				2,737,903,468

DENMARK — (1.3%)
Kommunekredit
	0.500%, 01/28/26		179,735	174,635,918

FINLAND — (2.4%)
Finnvera Oyj
Ω	1.125%, 10/27/26		102,500	101,476,722
Kuntarahoitus Oyj
	0.625%, 03/20/26		214,451	209,057,444
Nordea Bank Abp
Ω	0.750%, 08/28/25		23,548	23,066,045

TOTAL FINLAND				333,600,211

FRANCE — (5.6%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		184,800	180,242,832
Caisse d’Amortissement de la Dette Sociale
	0.625%, 02/18/26		266,733	260,618,530
#Ω	0.625%, 02/18/26		20,300	19,831,882
Dexia Credit Local SA
	1.125%, 04/09/26		184,130	182,597,956
SFIL SA
	0.625%, 02/09/26		129,200	125,754,543

TOTAL FRANCE				769,045,743

GERMANY — (5.6%)
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	44,000	5,223,499
	0.625%, 01/22/26		309,910	303,345,334
	0.750%, 02/19/26	CAD	48,500	37,695,661
	3.200%, 09/11/26	AUD	4,700	3,748,897
Landwirtschaftliche Rentenbank
	0.875%, 03/30/26		231,300	228,216,586

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	4.750%, 05/06/26	AUD	24,410	$20,652,236
	NRW Bank
	0.875%, 03/09/26		10,506	10,348,341
	1.050%, 03/31/26	AUD	2,500	1,807,891
	State of North Rhine-Westphalia Germany
	1.000%, 04/21/26		167,100	165,381,291

	TOTAL GERMANY			776,419,736

	NETHERLANDS — (2.4%)
	BNG Bank NV
	2.375%, 03/16/26		66,500	69,792,415
Ω	0.875%, 05/18/26		183,980	181,287,515
	0.875%, 05/18/26		36,388	35,860,742
	Nederlandse Waterschapsbank NV
	0.500%, 12/02/25		10,250	9,988,707
	Shell International Finance BV
#	3.250%, 05/11/25		8,435	9,021,007
#	2.875%, 05/10/26		26,274	28,012,322

	TOTAL NETHERLANDS			333,962,708

	NEW ZEALAND — (1.0%)
	New Zealand Government Bond
	0.500%, 05/15/24	NZD	33,400	23,017,267
	0.500%, 05/15/26	NZD	83,900	55,440,968
	New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	86,399	61,593,925

	TOTAL NEW ZEALAND			140,052,160

	NORWAY — (2.7%)
	Equinor ASA
	1.750%, 01/22/26		18,950	19,218,470
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	750	614,385
	0.500%, 01/13/26		124,000	120,793,360
Ω	0.500%, 01/13/26		8,400	8,181,656
Ω	1.125%, 10/26/26		220,000	218,085,857

	TOTAL NORWAY			366,893,728

	SINGAPORE — (0.1%)
	Singapore Government Bond
	2.125%, 06/01/26	SGD	18,000	13,781,980

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (17.1%)
	African Development Bank
	0.875%, 03/23/26		236,650	233,654,011
	4.500%, 06/02/26	AUD	24,000	20,102,753
	0.875%, 07/22/26		156,000	153,301,200

60

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Asian Development Bank
	0.500%, 02/04/26		57,950	$56,432,597
	1.000%, 04/14/26		334,500	331,682,078
	0.500%, 05/05/26	AUD	19,880	14,072,596
	Asian Infrastructure Investment Bank
#	0.500%, 01/27/26		317,538	308,560,118
	1.000%, 05/06/26	AUD	12,400	8,973,493
	European Bank for Reconstruction & Development
	0.500%, 01/28/26		413,035	402,262,407
	European Investment Bank
	0.750%, 09/09/24	NOK	265,000	30,684,590
#	0.375%, 12/15/25		38,002	36,934,947
#	0.375%, 03/26/26		170,129	164,498,268
	Inter-American Development Bank
	4.750%, 08/27/24	AUD	20,500	16,822,603
	2.750%, 10/30/25	AUD	21,735	16,976,723
	4.400%, 01/26/26	CAD	1,664	1,495,395
#	0.875%, 04/20/26		323,428	319,128,005
	4.250%, 06/11/26	AUD	54,000	44,839,316
	1.000%, 06/29/26	CAD	6,000	4,691,112
	Inter-American Investment Corp.
	0.625%, 02/10/26		8,938	8,704,933
	International Bank for Reconstruction & Development
	1.750%, 11/06/24	NOK	64,000	7,602,287
	0.625%, 01/14/26	CAD	89,576	69,347,284
	0.500%, 05/18/26	AUD	21,331	15,092,538
	1.200%, 07/22/26	CAD	32,000	25,242,405
	International Finance Corp.
	3.200%, 07/22/26	AUD	30,700	24,465,254
	Nordic Investment Bank
	1.875%, 04/10/24	NOK	15,000	1,789,208
	1.500%, 03/13/25	NOK	112,000	13,189,058
#	0.500%, 01/21/26		28,100	27,285,750

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,357,830,929

	SWEDEN — (1.4%)
	Skandinaviska Enskilda Banken AB
Ω	0.850%, 09/02/25		20,005	19,640,509
#Ω	1.200%, 09/09/26		182,950	179,975,233

	TOTAL SWEDEN			199,615,742

		Face Amount^	Value†
		(000)
SWITZERLAND — (0.5%)
Nestle Holdings, Inc.
#Ω	0.625%, 01/15/26	28,481	$27,671,330
Roche Holdings, Inc.
Ω	0.991%, 03/05/26	36,750	36,036,931
Ω	2.625%, 05/15/26	6,253	6,595,748

TOTAL SWITZERLAND			70,304,009

UNITED STATES — (5.8%)
Amazon.com, Inc.
#	1.000%, 05/12/26	191,905	190,253,611
Apple, Inc.
#	0.550%, 08/20/25	50,000	48,996,909
#	0.700%, 02/08/26	190,673	186,904,207
	3.250%, 02/23/26	8,458	9,120,378
	2.450%, 08/04/26	7,715	8,080,805
Berkshire Hathaway, Inc.
#	3.125%, 03/15/26	25,396	27,332,606
Chevron Corp.
	3.326%, 11/17/25	2,000	2,156,175
	2.954%, 05/16/26	4,000	4,262,597
Exxon Mobil Corp.
#	2.275%, 08/16/26	10,000	10,405,415
Johnson & Johnson
	2.450%, 03/01/26	15,000	15,757,824
Merck & Co., Inc.
#	0.750%, 02/24/26	32,367	31,724,985
National Securities Clearing Corp.
Ω	0.750%, 12/07/25	49,413	48,250,560
	0.750%, 12/07/25	11,975	11,693,288
Novartis Capital Corp.
#	3.000%, 11/20/25	2,500	2,669,500
Procter & Gamble Co.
#	0.550%, 10/29/25	23,000	22,494,556
	1.000%, 04/23/26	32,107	31,822,383
Visa, Inc.
	3.150%, 12/14/25	21,434	23,030,633
Walmart, Inc.
#	1.050%, 09/17/26	122,100	120,999,558

TOTAL UNITED STATES			795,955,990

TOTAL BONDS			10,479,380,500

U.S. TREASURY OBLIGATIONS — (22.5%)
U.S. Treasury Notes
	0.750%, 03/31/26	688,000	676,820,000
	0.750%, 04/30/26	684,000	672,430,783
	2.375%, 04/30/26	150,000	158,203,125
	1.625%, 05/15/26	660,000	674,257,030
	0.750%, 05/31/26	795,000	780,994,334

61

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
2.125%, 05/31/26	136,000	$142,003,124

TOTAL U.S. TREASURY OBLIGATIONS		3,104,708,396

TOTAL INVESTMENT SECURITIES (Cost $13,747,239,710)		13,593,227,024

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	18,189,314	$210,450,368

TOTAL INVESTMENTS — (100.0%) (Cost $13,957,688,621)			$13,803,677,392

As of October 31, 2021, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	2,740,804	USD	1,961,022	Goldman Sachs International	11/01/21	$3,039
AUD	11,407,069	USD	8,563,834	Australia & New Zealand Banking Group Ltd.	11/09/21	17,420
AUD	938,910	USD	686,751	Bank of America Corp.	11/09/21	19,568
NOK	180,267,512	USD	20,580,022	Bank of America Corp.	11/10/21	758,047
NOK	32,643,107	USD	3,812,323	Citibank NA	11/10/21	51,606
USD	140,888,220	NZD	196,332,252	Australia & New Zealand Banking Group Ltd.	11/29/21	247,783
USD	111,169,187	AUD	147,497,574	State Street Bank and Trust	11/30/21	201,940
USD	141,780,679	CAD	174,797,273	Bank of America Corp.	12/31/21	518,412
USD	128,225,258	CAD	158,225,121	State Street Bank and Trust	01/19/22	359,101
USD	103,522,169	CAD	127,696,977	HSBC Bank	01/21/22	327,359
USD	118,044,112	CAD	145,832,841	HSBC Bank	01/24/22	194,494
USD	3,276,409	GBP	2,378,843	Morgan Stanley and Co. International	01/24/22	20,006

Total Appreciation						$2,718,775
USD	3,973,784	NZD	5,617,982	Australia & New Zealand Banking Group Ltd.	11/01/21	$(52,061)
NZD	198,078,947	USD	142,194,934	Australia & New Zealand Banking Group Ltd.	11/01/21	(251,596)
USD	3,623,704	NZD	5,214,506	Bank of America Corp.	11/01/21	(113,010)
USD	16,951,359	NZD	24,590,230	Barclays Capital	11/01/21	(669,996)
USD	116,921,058	NZD	165,397,033	Citibank NA	11/01/21	(1,602,427)
USD	107,928,149	AUD	147,497,574	Barclays Capital	11/02/21	(3,026,926)
AUD	147,497,574	USD	111,158,597	State Street Bank and Trust	11/02/21	(203,522)
AUD	7,100,000	USD	5,357,972	Australia & New Zealand Banking Group Ltd.	11/04/21	(16,946)
USD	106,691,339	AUD	147,524,701	Bank of America Corp.	11/04/21	(4,285,196)
USD	108,076,899	AUD	149,065,108	Citibank NA	11/09/21	(4,061,080)
USD	103,835,458	CAD	131,460,892	Bank of America Corp.	11/10/21	(2,386,262)
USD	102,591,082	AUD	141,461,643	Citibank NA	11/10/21	(3,827,387)
USD	88,446,309	NOK	760,699,908	Citibank NA	11/10/21	(1,596,908)
NOK	2,356,970	USD	279,704	Citibank NA	11/10/21	(712)
NOK	48,966,415	USD	5,860,734	HSBC Bank	11/10/21	(64,633)
USD	10,425,816	CAD	13,000,000	JP Morgan	11/10/21	(78,314)
USD	10,006,028	CAD	12,476,392	Morgan Stanley and Co. International	11/10/21	(75,022)
USD	110,142,773	CAD	139,547,842	HSBC Bank	11/17/21	(2,612,840)
SGD	211,849	USD	157,505	Royal Bank of Canada	11/17/21	(416)
USD	14,124,498	SGD	19,155,612	State Street Bank and Trust	11/17/21	(79,690)
USD	28,824,460	CAD	35,683,056	State Street Bank and Trust	12/22/21	(11,180)
USD	109,626,881	AUD	146,204,380	Bank of America Corp.	12/31/21	(380,461)
USD	112,830,574	CAD	142,509,844	Morgan Stanley and Co. International	01/05/22	(2,341,071)
AUD	7,082,112	USD	5,345,840	Goldman Sachs International	01/06/22	(17,027)
USD	108,007,763	AUD	147,806,616	HSBC Bank	01/06/22	(3,206,776)

62

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	109,466,284	AUD	147,496,522	State Street Bank and Trust	01/10/22	$(1,514,808)
USD	104,003,921	AUD	140,705,368	Morgan Stanley and Co. International	01/18/22	(1,867,058)
USD	126,937,991	CAD	157,332,658	State Street Bank and Trust	01/18/22	(207,371)
USD	104,956,892	AUD	140,458,248	Bank of America Corp.	01/19/22	(728,117)
USD	101,047,574	AUD	134,734,536	State Street Bank and Trust	01/21/22	(330,686)
USD	4,732,555	CAD	5,860,047	State Street Bank and Trust	01/21/22	(3,081)
GBP	2,378,843	USD	3,276,186	Bank of America Corp.	01/24/22	(19,782)
USD	108,538,327	AUD	144,769,269	Morgan Stanley and Co. International	01/24/22	(390,273)

Total (Depreciation)						$(36,022,635)

Total Appreciation (Depreciation)						$(33,303,860)

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$9,138,128	—	$9,138,128
Bonds
Australia	—	1,357,786,997	—	1,357,786,997
Austria	—	34,335,957	—	34,335,957
Belgium	—	17,255,224	—	17,255,224
Canada	—	2,737,903,468	—	2,737,903,468
Denmark	—	174,635,918	—	174,635,918
Finland	—	333,600,211	—	333,600,211
France	—	769,045,743	—	769,045,743
Germany	—	776,419,736	—	776,419,736
Netherlands	—	333,962,708	—	333,962,708
New Zealand	—	140,052,160	—	140,052,160
Norway	—	366,893,728	—	366,893,728
Singapore	—	13,781,980	—	13,781,980
Supranational Organization Obligations	—	2,357,830,929	—	2,357,830,929
Sweden	—	199,615,742	—	199,615,742
Switzerland	—	70,304,009	—	70,304,009
United States	—	795,955,990	—	795,955,990
U.S. Treasury Obligations	—	3,104,708,396	—	3,104,708,396
Securities Lending Collateral	—	210,450,368	—	210,450,368
Forward Currency Contracts**	—	(33,303,860)	—	(33,303,860)

TOTAL	—	$13,770,373,532	—	$13,770,373,532

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

63

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face Amount^
		(000)	Value†
BONDS — (99.7%)
AUSTRALIA — (7.4%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	20,000	$14,639,816
Queensland Treasury Corp.
Ω 3.500%, 08/21/30	AUD	53,500	44,214,095
Ω 1.750%, 08/21/31	AUD	7,000	4,972,751
Ω 1.750%, 07/20/34	AUD	7,000	4,746,283
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	6,000	4,213,036
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	10,000	8,829,701
2.250%, 11/20/34	AUD	51,500	36,792,876
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	10,000	6,961,058

TOTAL AUSTRALIA			125,369,616

BELGIUM — (0.7%)
Kingdom of Belgium Government Bond
Ω 1.250%, 04/22/33	EUR	9,000	11,544,277

CANADA — (12.9%)
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	1,000	1,348,608
1.500%, 03/04/33	EUR	31,520	40,437,911
Province of Alberta Canada
2.050%, 06/01/30	CAD	9,000	7,158,549
3.500%, 06/01/31	CAD	28,000	24,917,421
3.900%, 12/01/33	CAD	36,000	33,162,702
Province of Manitoba Canada
6.300%, 03/05/31	CAD	5,000	5,387,726
Province of Ontario Canada
5.850%, 03/08/33	CAD	45,000	48,476,446
5.600%, 06/02/35	CAD	13,000	14,154,622
Province of Quebec Canada
0.000%, 10/15/29	EUR	10,000	11,246,376
Province of Saskatchewan Canada
6.400%, 09/05/31	CAD	29,200	31,925,821

TOTAL CANADA			218,216,182

FINLAND — (5.7%)
Finland Government Bond
Ω 1.125%, 04/15/34	EUR	45,000	57,702,242

		Face Amount^
		(000)	Value†
FINLAND — (Continued)
Kuntarahoitus Oyj
1.250%, 02/23/33	EUR	30,511	$38,973,220

TOTAL FINLAND			96,675,462

FRANCE — (24.9%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	28,412,821
Agence Francaise de Developpement
1.375%, 07/05/32	EUR	13,000	16,467,530
Agence Francaise de Developpement EPIC
0.875%, 05/25/31	EUR	5,500	6,657,207
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	82,000	104,460,393
4.750%, 04/25/35	EUR	46,000	83,632,438
Ω 1.250%, 05/25/36	EUR	65,000	83,189,889
SNCF Reseau
5.250%, 12/07/28	GBP	16,713	28,907,749
1.125%, 05/25/30	EUR	4,000	4,918,086
5.000%, 10/10/33	EUR	11,000	19,121,416
Societe Nationale SNCF SA
0.625%, 04/17/30	EUR	26,000	30,609,327
Unedic Asseo
1.500%, 04/20/32	EUR	9,000	11,606,332
1.250%, 05/25/33	EUR	3,400	4,292,995

TOTAL FRANCE			422,276,183

GERMANY — (5.8%)
Bundesrepublik Deutschland Bundesanleihe
0.000%, 05/15/35	EUR	10,000	11,583,535
Deutsche Bahn Finance GMBH
1.625%, 08/16/33	EUR	4,773	6,082,467
Kreditanstalt fuer Wiederaufbau
5.750%, 06/07/32	GBP	22,000	43,262,351
0.050%, 09/29/34	EUR	10,000	11,212,135
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	9,000	12,810,839
1.100%, 03/13/34	EUR	10,000	12,567,337

TOTAL GERMANY			97,518,664

NETHERLANDS — (1.6%)
BNG Bank NV
3.300%, 04/26/29	AUD	25,000	19,922,100

64

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^
		(000)	Value†
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
0.500%, 04/29/30	EUR	6,500	$7,710,866

TOTAL NETHERLANDS			27,632,966

NEW ZEALAND — (3.8%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	82,000	63,641,889

NORWAY — (6.0%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	37,638,293
Norway Government Bond
Ω 1.750%, 09/06/29	NOK	419,224	49,864,824
Ω 1.375%, 08/19/30	NOK	128,000	14,760,023

TOTAL NORWAY			102,263,140

SINGAPORE — (3.5%)
Singapore Government Bond
2.875%, 09/01/30	SGD	9,000	7,208,009
3.375%, 09/01/33	SGD	62,000	52,367,816

TOTAL SINGAPORE			59,575,825

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.5%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	18,303,801
EUROFIMA
3.350%, 05/21/29	AUD	15,000	11,926,475
0.150%, 10/10/34	EUR	30,000	33,036,442
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	38,597,657
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	21,844,227
2.150%, 01/18/27	JPY	517,100	5,068,769
1.375%, 05/12/28	SEK	110,000	13,153,377
5.625%, 06/07/32	GBP	5,800	11,301,324
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	49,167,197

		Face Amount^
		(000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	10,000	$12,850,557
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	12,786,399

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			228,036,225

SWEDEN — (1.3%)
Sweden Government Bond
2.250%, 06/01/32	SEK	165,000	22,864,066

UNITED KINGDOM — (12.6%)
Network Rail Infrastructure Finance PLC
4.375%, 12/09/30	GBP	16,700	28,984,545
United Kingdom Gilt
0.250%, 07/31/31	GBP	3,000	3,802,619
4.250%, 06/07/32	GBP	18,650	33,634,830
4.500%, 09/07/34	GBP	17,000	32,654,238
0.625%, 07/31/35	GBP	90,000	114,627,466

TOTAL UNITED KINGDOM			213,703,698

TOTAL BONDS			1,689,318,193

U.S. TREASURY OBLIGATIONS — (0.3%)
U.S. Treasury Notes
0.375%, 07/31/27		6,000	5,691,328

TOTAL INVESTMENT SECURITIES (Cost $1,682,791,153)			1,695,009,521

TOTAL INVESTMENTS — (100.0%) (Cost $1,682,791,153)			$1,695,009,521

65

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

As of October 31, 2021, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
NZD	1,274,493	USD	883,076	Bank of America Corp.	11/03/21	$30,214
NZD	1,040,343	USD	719,042	JP Morgan	11/03/21	26,458
NZD	1,726,972	USD	1,235,027	Royal Bank of Canada	11/03/21	2,506
USD	132,789,290	EUR	114,057,413	Royal Bank of Canada	12/30/21	733,236
SGD	1,016,115	USD	751,001	UBS AG	01/04/22	2,302
AUD	2,351,978	USD	1,756,500	JP Morgan	01/05/22	13,206
USD	65,693,458	NOK	553,137,405	Bank of America Corp.	01/10/22	257,229
USD	116,438,756	EUR	100,131,621	State Street Bank and Trust	01/10/22	473,393
USD	43,870,413	CAD	54,155,875	UBS AG	01/10/22	104,202
USD	18,690,288	EUR	16,061,078	Bank of America Corp.	01/12/22	88,728
USD	80,603,917	EUR	69,568,700	HSBC Bank	01/12/22	31,099
USD	135,767,442	EUR	116,773,055	HSBC Bank	01/14/22	518,172
USD	110,540,740	EUR	94,829,250	HSBC Bank	01/20/22	693,926
USD	119,408,212	EUR	102,351,551	Barclays Capital	01/21/22	845,427
USD	3,171,898	GBP	2,300,000	HSBC Bank	01/21/22	23,378
USD	3,134,753	GBP	2,273,082	Royal Bank of Canada	01/21/22	23,082
USD	85,942,871	GBP	62,229,197	State Street Bank and Trust	01/21/22	755,975
USD	60,037,170	EUR	51,539,506	Barclays Capital	01/24/22	330,802

Total Appreciation						$4,953,335
NZD	1,591,800	USD	1,146,371	Barclays Capital	11/03/21	$(5,701)
USD	66,601,876	NZD	94,830,943	HSBC Bank	11/03/21	(1,353,147)
USD	51,391,111	CAD	65,011,153	Barclays Capital	11/12/21	(1,138,494)
USD	36,035,244	SEK	314,401,716	HSBC Bank	11/12/21	(577,014)
GBP	1,980,956	USD	2,711,912	Bank of America Corp.	12/29/21	(86)
USD	126,379,865	GBP	94,018,612	State Street Bank and Trust	12/29/21	(2,326,721)
CAD	2,665,825	USD	2,155,371	Barclays Capital	01/04/22	(934)
USD	61,574,069	SGD	83,511,463	JP Morgan	01/04/22	(337,652)
USD	71,633,301	CAD	90,314,471	State Street Bank and Trust	01/04/22	(1,356,052)
SGD	861,452	USD	639,319	UBS AG	01/04/22	(676)
USD	79,820,869	AUD	109,601,926	Bank of America Corp.	01/05/22	(2,647,233)
USD	61,868,336	GBP	45,557,079	Australia & New Zealand Banking Group Ltd.	01/06/22	(500,120)
USD	61,871,277	GBP	45,557,078	State Street Bank and Trust	01/06/22	(497,177)
USD	45,440,176	JPY	5,189,382,599	Bank of America Corp.	01/14/22	(134,692)
USD	80,886,954	AUD	109,062,159	State Street Bank and Trust	01/14/22	(1,174,807)

Total (Depreciation)						$(12,050,506)

Total Appreciation (Depreciation)						$(7,097,171)

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$125,369,616	—	$125,369,616
Belgium	—	11,544,277	—	11,544,277
Canada	—	218,216,182	—	218,216,182
Finland	—	96,675,462	—	96,675,462

66

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	—	$422,276,183	—	$422,276,183
Germany	—	97,518,664	—	97,518,664
Netherlands	—	27,632,966	—	27,632,966
New Zealand	—	63,641,889	—	63,641,889
Norway	—	102,263,140	—	102,263,140
Singapore	—	59,575,825	—	59,575,825
Supranational Organization Obligations	—	228,036,225	—	228,036,225
Sweden	—	22,864,066	—	22,864,066
United Kingdom	—	213,703,698	—	213,703,698
U.S. Treasury Obligations	—	5,691,328	—	5,691,328
Forward Currency Contracts**	—	(7,097,171)	—	(7,097,171)

TOTAL	—	$1,687,912,350	—	$1,687,912,350

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

67

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount
	(000)	Value†
U.S. TREASURY OBLIGATIONS — (99.8%)
U.S. Treasury Notes
¥ 0.250%, 09/30/25	80,000	$77,643,750
¥ 0.375%, 12/31/25	123,000	119,454,141
¥ 0.375%, 01/31/26	200,000	193,960,938
¥ 1.625%, 02/15/26	190,000	194,223,047
¥ 0.500%, 02/28/26	201,000	195,817,969
¥ 2.500%, 02/28/26	172,000	182,192,343
¥ 0.750%, 05/31/26	178,000	174,864,140
¥ 0.875%, 06/30/26	8,500	8,388,438
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.110%, 10/31/22	167,750	167,829,700
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.169%, 04/30/22	237,750	237,874,797
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.209%, 01/31/22	167,500	167,561,387

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 1,740,965,518)		1,719,810,650

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	3,067,176	3,067,176

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,744,032,694)		$1,722,877,826

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,719,810,650	—	$1,719,810,650
Temporary Cash Investments	$3,067,176	—	—	3,067,176

TOTAL	$3,067,176	$1,719,810,650	—	$1,722,877,826

See accompanying Notes to Financial Statements.

68

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (20.6%)
Federal Home Loan Bank
4.375%, 03/13/26	14,080	$16,034,862
5.750%, 06/12/26	16,080	19,354,464
1.875%, 09/11/26	2,500	2,579,094
3.000%, 09/11/26	62,930	68,252,359
2.125%, 12/11/26	30,250	31,594,873
2.500%, 12/10/27	97,640	103,761,421
3.000%, 03/10/28	51,070	55,796,940
3.250%, 06/09/28	202,360	225,065,794
3.250%, 11/16/28	265,180	296,655,954
2.125%, 09/14/29	11,305	11,760,200
2.125%, 12/14/29	28,270	29,454,848
5.500%, 07/15/36	12,165	17,716,079
Tennessee Valley Authority
2.875%, 02/01/27	170,019	182,754,826
7.125%, 05/01/30	120,440	173,501,334
1.500%, 09/15/31	30,000	29,530,121
4.650%, 06/15/35	2,635	3,384,540

TOTAL AGENCY OBLIGATIONS		1,267,197,709

U.S. TREASURY OBLIGATIONS — (79.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	10,309,049
6.500%, 11/15/26	15,000	18,895,898
6.625%, 02/15/27	5,000	6,383,984
6.125%, 11/15/27	20,000	25,589,062
5.500%, 08/15/28	5,000	6,318,750
5.250%, 11/15/28	69,132	86,822,897
5.250%, 02/15/29	10,000	12,621,094
6.125%, 08/15/29	6,278	8,440,477
6.250%, 05/15/30	87,039	120,328,571
5.375%, 02/15/31	182,250	243,609,873
4.500%, 02/15/36	141,500	194,457,480
U.S. Treasury Notes
2.250%, 11/15/25	8,500	8,909,395
1.625%, 02/15/26	9,000	9,200,039
2.250%, 03/31/26	8,000	8,392,812
2.375%, 04/30/26	13,000	13,710,937
1.625%, 05/15/26	83,000	84,792,929
2.125%, 05/31/26	25,000	26,103,515
1.875%, 06/30/26	40,000	41,326,562
1.875%, 07/31/26	45,000	46,492,383
1.500%, 08/15/26	100,000	101,515,625
1.375%, 08/31/26	11,000	11,106,563
1.625%, 09/30/26	19,000	19,406,719
1.625%, 10/31/26	31,000	31,663,594
2.000%, 11/15/26	122,550	127,327,536

	Face Amount	Value†
	(000)
1.500%, 01/31/27	5,000	$5,069,336
2.250%, 02/15/27	91,500	96,200,098
1.125%, 02/28/27	5,000	4,969,531
0.625%, 03/31/27	5,000	4,833,984
0.500%, 04/30/27	5,000	4,790,820
2.375%, 05/15/27	121,000	128,070,937
0.500%, 05/31/27	5,000	4,784,766
0.500%, 06/30/27	25,000	23,907,226
0.375%, 07/31/27	75,000	71,141,602
2.250%, 08/15/27	160,400	168,708,220
0.500%, 08/31/27	5,000	4,766,602
0.375%, 09/30/27	5,000	4,725,781
0.500%, 10/31/27	7,000	6,656,563
2.250%, 11/15/27	32,000	33,671,250
0.625%, 11/30/27	5,000	4,784,375
2.750%, 02/15/28	86,750	93,900,098
1.125%, 02/29/28	5,000	4,920,898
1.250%, 03/31/28	5,000	4,950,977
1.250%, 04/30/28	67,000	66,303,828
2.875%, 05/15/28	136,000	148,447,188
2.875%, 08/15/28	10,750	11,756,553
3.125%, 11/15/28	21,000	23,353,477
2.625%, 02/15/29	130,000	140,415,235
2.375%, 05/15/29	286,000	304,288,359
1.625%, 08/15/29	217,500	219,997,853
1.500%, 02/15/30	389,000	389,395,076
0.625%, 05/15/30	461,500	428,780,370
0.625%, 08/15/30	364,750	338,006,417
0.875%, 11/15/30	320,000	302,337,501
1.125%, 02/15/31	287,000	276,820,469
1.625%, 05/15/31	137,000	137,963,281
1.250%, 08/15/31	163,000	158,390,156

TOTAL U.S. TREASURY OBLIGATIONS		4,880,834,571

TOTAL INVESTMENT SECURITIES (Cost $6,126,816,763)		6,148,032,280

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	10,427,368	10,427,368

TOTAL INVESTMENTS — (100.0%) (Cost $6,137,244,131)		$6,158,459,648

69

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,267,197,709	—	$1,267,197,709
U.S. Treasury Obligations	—	4,880,834,571	—	4,880,834,571
Temporary Cash Investments	$10,427,368	—	—	10,427,368

TOTAL	$10,427,368	$6,148,032,280	—	$6,158,459,648

See accompanying Notes to Financial Statements.

70

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face Amount^	Value†
			(000)
	BONDS — (96.3%)
	3M Co.
	1.875%, 11/15/21	EUR	2,730	$3,158,499
	0.375%, 02/15/22	EUR	2,200	2,544,507
	7-Eleven, Inc.
Ω	0.950%, 02/10/26		9,000	8,753,148
	AbbVie, Inc.
	3.200%, 05/14/26		1,500	1,599,065
	Activision Blizzard, Inc.
	3.400%, 09/15/26		5,000	5,384,894
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	2.875%, 08/14/24		4,000	4,145,075
	1.750%, 01/30/26		9,200	9,051,543
	4.450%, 04/03/26		410	446,847
	Aetna, Inc.
	2.750%, 11/15/22		2,000	2,034,477
	3.500%, 11/15/24		1,236	1,318,675
	African Development Bank
	0.875%, 03/23/26		85,000	83,923,900
	0.875%, 07/22/26		126,800	124,606,360
	Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		15,200	14,825,168
	Aircastle Ltd.
Ω	5.250%, 08/11/25		5,000	5,525,490
	Aker BP ASA
Ω	2.875%, 01/15/26		5,700	5,948,561
	Albemarle Corp.
	4.150%, 12/01/24		3,455	3,738,266
	Altria Group, Inc.
	1.000%, 02/15/23	EUR	15,875	18,568,706
	Amazon.com, Inc.
#	1.000%, 05/12/26		74,137	73,499,033
	American Campus Communities Operating Partnership LP
	3.300%, 07/15/26		2,196	2,329,073
	American Electric Power Co., Inc.
#	1.000%, 11/01/25		1,582	1,553,844
	American Express Co.
	2.500%, 08/01/22		1,220	1,236,476
#	2.650%, 12/02/22		12,256	12,528,675
	American International Group, Inc.
	4.125%, 02/15/24		12,338	13,210,305
	3.750%, 07/10/25		7,821	8,433,541
	Ameriprise Financial, Inc.
	2.875%, 09/15/26		3,000	3,180,144

		Face Amount^	Value†
		(000)
AmerisourceBergen Corp.
3.400%, 05/15/24		4,200	$4,446,145
Amgen, Inc.
2.600%, 08/19/26		13,000	13,581,132
Anthem, Inc.
# 1.500%, 03/15/26		40,400	40,413,346
ANZ New Zealand Int’l Ltd.
0.400%, 03/01/22	EUR	9,750	11,303,527
Apple, Inc.
1.125%, 05/11/25		5,000	4,997,868
# 0.700%, 02/08/26		27,000	26,466,325
Ares Capital Corp.
3.250%, 07/15/25		14,376	14,951,974
3.875%, 01/15/26		10,000	10,607,212
2.150%, 07/15/26		1,000	990,312
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	1,050,590
Asian Development Bank
0.500%, 02/04/26		17,703	17,239,452
1.000%, 04/14/26		55,700	55,230,768
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.126%, 12/15/21		50,000	50,002,003
Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r) 0.330%, 05/28/24		59,250	59,438,676
Asian Development Bank, Floating Rate Note, SONIO/N + 0.260%, FRN
(r) 0.308%, 02/01/22	GBP	7,000	9,584,798
Asian Development Bank, Floating Rate Note, SONIO/N + 0.290%, FRN
(r) 0.339%, 03/19/24	GBP	9,250	12,708,692
Asian Infrastructure Investment Bank
# 0.500%, 01/27/26		38,000	36,925,610
1.000%, 05/06/26	AUD	800	578,935
Assurant, Inc.
4.200%, 09/27/23		6,000	6,349,723
AstraZeneca PLC
# 3.375%, 11/16/25		10,000	10,823,261
# 0.700%, 04/08/26		20,063	19,487,141
AT&T, Inc.
4.125%, 02/17/26		8,000	8,823,206
Australia & New Zealand Banking Group Ltd.
3.300%, 03/07/22	AUD	22,166	16,851,080

71

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.760%, FRN
(r)	0.794%, 01/16/25	AUD	28,500	$21,635,437
	Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)	0.804%, 01/18/23	AUD	3,000	2,272,421
(r)	0.782%, 08/29/24	AUD	10,000	7,600,588
	Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.820%, FRN
(r)	0.832%, 12/06/21	AUD	3,000	2,258,262
	Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω	1.001%, 11/23/21		2,050	2,050,950
	Australia Government Bond
	0.250%, 11/21/25	AUD	37,100	26,564,307
	4.250%, 04/21/26	AUD	17,300	14,549,018
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,024,535
	AutoZone, Inc.
	2.875%, 01/15/23		22,501	22,974,455
	Avnet, Inc.
#	4.875%, 12/01/22		4,291	4,473,800
	Banco Santander SA
	3.848%, 04/12/23		25,400	26,534,150
	Bank of America Corp.
	3.228%, 06/22/22	CAD	7,130	5,853,099
	3.300%, 01/11/23		563	581,745
#	3.500%, 04/19/26		19,335	20,878,636
	Bank of Montreal
	2.270%, 07/11/22	CAD	50,000	40,858,516
	2.890%, 06/20/23	CAD	12,900	10,706,395
	2.280%, 07/29/24	CAD	8,750	7,176,117
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	0.935%, 10/06/22	AUD	8,500	6,438,191
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	1.002%, 09/07/23	AUD	9,000	6,863,730
	Bank of New Zealand
Ω	1.000%, 03/03/26		3,000	2,924,610
	Bank of Nova Scotia
	1.900%, 12/02/21	CAD	59,500	48,138,462

			Face Amount^	Value†
			(000)
#	2.700%, 03/07/22		3,305	$3,331,840
	3.400%, 02/11/24		2,801	2,956,135
Barclays PLC
	1.500%, 04/01/22	EUR	1,764	2,055,261
	3.650%, 03/16/25		11,000	11,720,632
	4.375%, 01/12/26		3,680	4,053,032
BAT International Finance PLC
	3.625%, 11/09/21	EUR	1,078	1,247,115
	2.375%, 01/19/23	EUR	12,041	14,324,894
	7.250%, 03/12/24	GBP	2,443	3,775,379
Ω	3.950%, 06/15/25		1,900	2,049,423
	1.668%, 03/25/26		15,948	15,771,344
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		5,000	5,481,668
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,056,673
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,331,328
BMW U.S. Capital LLC
	0.625%, 04/20/22	EUR	2,000	2,323,809
Ω	2.800%, 04/11/26		2,026	2,137,185
BNG Bank NV
Ω	0.875%, 05/18/26		102,312	100,814,699
	0.875%, 05/18/26		8,000	7,884,081
Boeing Co.
	2.200%, 10/30/22		3,900	3,944,677
	2.800%, 03/01/23		4,000	4,093,170
	2.600%, 10/30/25		8,861	9,073,801
#	3.100%, 05/01/26		1,400	1,459,497
Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	9,122,648
	3.650%, 03/15/25		5,000	5,378,666
BP Capital Markets PLC
	2.500%, 11/06/22		2,000	2,037,717
BPCE SA
	1.125%, 01/18/23	EUR	1,600	1,880,107
Ω	2.375%, 01/14/25		14,627	14,995,165
Ω	1.000%, 01/20/26		17,000	16,556,916
	1.000%, 01/20/26		3,000	2,921,809
Bristol-Myers Squibb Co.
#	3.200%, 06/15/26		9,858	10,657,058
British Telecommunications
	PLC
	0.500%, 06/23/22	EUR	1,600	1,855,482
	1.125%, 03/10/23	EUR	8,776	10,308,999
Broadcom, Inc.
	4.700%, 04/15/25		32,760	36,169,655
	4.250%, 04/15/26		7,000	7,698,199
Brown & Brown, Inc.
#	4.200%, 09/15/24		4,094	4,419,398
Bunge Ltd. Finance Corp.
	3.000%, 09/25/22		600	612,211
	4.350%, 03/15/24		36,460	39,177,392
	1.630%, 08/17/25		800	802,868

72

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Caisse d’Amortissement de la Dette Sociale
#Ω	0.625%, 02/18/26		29,000	$28,331,260
	0.625%, 02/18/26		50,100	48,951,530
Campbell Soup Co.
	3.950%, 03/15/25		7,000	7,572,790
Canada Government International Bond
	0.750%, 05/19/26		145,300	142,659,899
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.035%, FRN
(r)Ω	0.415%, 09/15/25	CAD	10,000	8,141,944
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.040%, FRN
(r)Ω	0.410%, 03/15/25	CAD	53,000	43,123,782
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω	0.400%, 03/15/24	CAD	25,000	20,294,885
Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	5,000	4,065,651
	2.300%, 07/11/22	CAD	60,000	49,038,946
	0.750%, 03/22/23	EUR	2,000	2,346,192
	2.970%, 07/11/23	CAD	21,500	17,878,911
	3.290%, 01/15/24	CAD	20,000	16,750,323
	1.250%, 06/22/26		6,718	6,583,772
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		5,215	5,340,612
	3.900%, 02/01/25		3,389	3,625,235
	2.050%, 07/15/25		9,609	9,755,046
Capital One Financial Corp.
	3.750%, 04/24/24		1,959	2,083,029
#	3.200%, 02/05/25		17,612	18,631,547
Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	6,296,080
Cargill, Inc.
Ω	0.750%, 02/02/26		3,200	3,119,391
Carrier Global Corp.
	2.242%, 02/15/25		4,000	4,106,430
Celanese U.S. Holdings LLC
	1.400%, 08/05/26		3,019	2,968,450
Charles Schwab Corp.
#	0.900%, 03/11/26		11,064	10,859,285
	1.150%, 05/13/26		4,500	4,462,261
Chevron Corp.
	2.498%, 03/03/22		540	543,063
#	3.326%, 11/17/25		4,000	4,312,351
	2.954%, 05/16/26		4,000	4,262,597
Church & Dwight Co., Inc.
	2.875%, 10/01/22		7,000	7,158,035

			Face Amount^	Value†
			(000)
	Cigna Corp.
	3.250%, 04/15/25		1,260	$1,337,536
	1.250%, 03/15/26		29,445	29,112,744
	Citigroup, Inc.
	3.400%, 05/01/26		26,000	27,980,162
	3.200%, 10/21/26		3,000	3,189,390
	Citizens Bank NA
	2.650%, 05/26/22		8,635	8,730,795
	Citrix Systems, Inc.
	1.250%, 03/01/26		2,000	1,947,060
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	11,712,893
	CNH Industrial Capital LLC
	4.375%, 04/05/22		200	203,027
	1.950%, 07/02/23		4,000	4,073,365
	4.200%, 01/15/24		2,570	2,741,621
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		6,000	6,566,092
	Comcast Corp.
#	3.150%, 03/01/26		5,000	5,358,745
	Comerica, Inc.
	3.700%, 07/31/23		3,000	3,145,831
	Commonwealth Bank of
	Australia
	3.250%, 01/17/22	AUD	18,780	14,217,131
Ω	2.750%, 03/10/22		11,500	11,600,069
	3.250%, 03/31/22	AUD	3,200	2,436,704
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.946%, 08/16/23	AUD	13,000	9,899,644
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,517,376
	Constellation Brands, Inc.
#	3.200%, 02/15/23		5,191	5,344,966
	Cooperatieve Rabobank UA
	2.750%, 01/10/22		4,928	4,949,091
	4.000%, 01/11/22	EUR	2,500	2,915,114
	4.750%, 06/06/22	EUR	3,000	3,575,993
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR
	+ 0.300%, FRN
(r)	0.349%, 01/12/24		3,925	3,936,183
	Corporate Office Properties LP
	2.250%, 03/15/26		8,645	8,790,587
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	2,144,229
	Credit Suisse Group AG
	3.750%, 03/26/25		7,157	7,660,419
	4.550%, 04/17/26		25,143	27,935,115

73

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

JH			Face Amount^	Value†
			(000)
Credit Suisse Group Funding Guernsey Ltd.
	1.250%, 04/14/22	EUR	10,220	$11,895,696
Crown Castle International Corp.
#	1.050%, 07/15/26		8,500	8,229,410
CVS Health Corp.
	3.875%, 07/20/25		1,000	1,085,463
Daimler Finance North America LLC
Ω	2.700%, 06/14/24		3,000	3,127,692
Ω	3.300%, 05/19/25		200	212,884
Ω	1.450%, 03/02/26		43,727	43,519,932
Daimler International Finance BV
	2.000%, 09/04/23	GBP	2,000	2,772,202
Danske Bank AS
	0.875%, 05/22/23	EUR	1,500	1,759,392
Ω	5.375%, 01/12/24		2,000	2,177,767
Dexia Credit Local SA
	0.625%, 01/21/22	EUR	750	869,100
	0.250%, 06/02/22	EUR	8,000	9,288,505
	1.125%, 04/09/26		23,700	23,502,805
Discover Financial Services
#	4.500%, 01/30/26		403	446,735
Discovery Communications LLC
	3.450%, 03/15/25		1,200	1,273,933
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,258,464
Dollar Tree, Inc.
	3.700%, 05/15/23		6,702	6,986,074
Duke Energy Corp.
	2.650%, 09/01/26		5,800	6,057,308
E*TRADE Financial Corp.
	2.950%, 08/24/22		4,060	4,136,560
Eaton Corp.
	2.750%, 11/02/22		1,285	1,313,432
Edison International
	2.400%, 09/15/22		2,600	2,632,123
	2.950%, 03/15/23		2,000	2,041,152
	4.950%, 04/15/25		39,815	43,675,225
Enbridge, Inc.
	3.190%, 12/05/22	CAD	5,000	4,126,737
#	2.500%, 01/15/25		6,000	6,207,327
Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,420,303
Enterprise Products Operating LLC
	3.350%, 03/15/23		3,960	4,083,383
#	3.700%, 02/15/26		1,071	1,161,104
Equifax, Inc.
	3.950%, 06/15/23		10,000	10,489,610

			Face Amount^	Value†
			(000)
	Equinor ASA
	1.750%, 01/22/26		10,100	$10,243,089
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		15,000	16,062,082
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	0.239%, 04/14/26		142,000	142,191,714
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.309%, 03/13/23		1,450	1,453,408
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.280%, FRN
#(r)	0.329%, 10/15/24		52,556	52,823,510
	European Investment Bank
	0.500%, 07/19/22	SEK	40,000	4,672,660
#	0.375%, 03/26/26		104,489	101,030,744
	European Investment Bank, Floating Rate Note, SOFR
	+ 0.280%, FRN
(r)	0.329%, 03/05/24		93,500	93,888,025
	European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r)	0.399%, 06/29/23	GBP	1,653	2,272,326
	European Investment Bank, Floating Rate Note, SONIO/N + 1.000%, FRN
(r)	1.049%, 09/08/25	GBP	5,000	7,078,889
	Exelon Corp.
	3.950%, 06/15/25		3,300	3,564,022
	Exelon Generation Co. LLC
	3.250%, 06/01/25		14,000	14,797,048
	Expedia Group, Inc.
	5.000%, 02/15/26		19,000	21,339,673
	Fidelity & Guaranty Life
	Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	30,706,527
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26		32,700	32,045,634
	Fiserv, Inc.
	3.200%, 07/01/26		11,250	11,959,018
	Flex Ltd.
	4.750%, 06/15/25		2,050	2,252,286

74

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	3.750%, 02/01/26		8,500	$9,135,391
GATX Corp.
	4.750%, 06/15/22		12,125	12,425,559
GE Capital Funding LLC
	3.450%, 05/15/25		21,523	23,020,339
GE Capital International Funding Co. Unlimited Co.
	3.373%, 11/15/25		9,800	10,572,752
General Electric Co.
	0.375%, 05/17/22	EUR	1,500	1,739,757
	3.375%, 03/11/24		731	771,769
General Motors Co.
	6.125%, 10/01/25		3,000	3,481,831
General Motors Financial Co., Inc.
	3.550%, 07/08/22		1,150	1,173,552
#	3.250%, 01/05/23		1,300	1,335,237
	2.750%, 06/20/25		24,253	25,181,327
	5.250%, 03/01/26		11,892	13,448,876
Georgia Power Co.
	3.250%, 04/01/26		3,300	3,522,619
Gilead Sciences, Inc.
	3.650%, 03/01/26		7,918	8,585,408
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	5,880,006
Glencore Funding LLC
#Ω	4.125%, 03/12/24		2,145	2,278,777
Ω	4.625%, 04/29/24		16,455	17,759,637
#Ω	1.625%, 09/01/25		6,626	6,584,378
#Ω	1.625%, 04/27/26		16,100	15,921,793
Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,039,170
	2.650%, 02/15/25		10,500	10,879,445
	1.200%, 03/01/26		15,348	14,983,592
Goldman Sachs Group, Inc.
	3.250%, 02/01/23	EUR	12,360	14,905,731
	3.500%, 01/23/25		10,000	10,627,338
Halliburton Co.
	3.500%, 08/01/23		2,800	2,917,930
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		11,012	11,117,140
Ω	3.350%, 02/15/23		500	514,154
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		19,100	20,316,085
	4.900%, 10/15/25		500	560,215
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	20,000	16,334,195
HP, Inc.
#	2.200%, 06/17/25		19,000	19,489,396
HSBC Holdings PLC
	3.196%, 12/05/23	CAD	16,000	13,331,222
	4.300%, 03/08/26		9,000	9,911,672

			Face Amount^	Value†
			(000)
	Humana, Inc.
	3.850%, 10/01/24		17,000	$18,255,975
	Hyatt Hotels Corp.
	4.850%, 03/15/26		2,000	2,202,948
	Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r)	0.658%, 04/14/23	CAD	1,920	1,561,086
	ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r)	0.000%, 11/26/21	EUR	15,400	17,808,629
	ING Groep NV
Ω	4.625%, 01/06/26		7,000	7,842,742
	Inter-American Development Bank
	0.875%, 04/20/26		168,323	166,085,136
	4.250%, 06/11/26	AUD	41,200	34,210,737
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)	0.299%, 02/04/25		5,000	5,019,750
	International Bank for Reconstruction & Development
	2.600%, 09/20/22	AUD	6,000	4,600,131
	0.500%, 05/18/26	AUD	7,540	5,334,853
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.349%, 08/06/24		69,900	70,252,296
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	0.359%, 09/18/25		119,400	119,959,986
	International Bank for Reconstruction & Development, Floating Rate Note, SONIO/N + 0.270%, FRN
(r)	0.320%, 05/15/24	GBP	4,182	5,746,458
	International Business Machines Corp.
	3.300%, 05/15/26		13,000	14,024,329
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,000	1,071,379
	Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	3,000	3,496,403

75

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Ω	3.125%, 07/14/22		1,025	$1,043,150
	J M Smucker Co.
	3.500%, 03/15/25		1,000	1,070,790
	Jabil, Inc.
	1.700%, 04/15/26		15,609	15,475,813
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	1,023,694
	JPMorgan Chase & Co.
#	3.300%, 04/01/26		13,990	14,962,065
	Juniper Networks, Inc.
#	1.200%, 12/10/25		12,000	11,833,949
	Kellogg Co.
	0.800%, 11/17/22	EUR	6,000	7,015,292
	3.250%, 04/01/26		3,888	4,157,641
	Kinder Morgan, Inc.
#	4.300%, 06/01/25		9,000	9,837,714
	Kinross Gold Corp.
	5.950%, 03/15/24		3,715	4,077,767
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	190	155,644
	0.500%, 01/13/26		29,000	28,250,060
	Kommuninvest I Sverige AB
	0.250%, 06/01/22	SEK	839,890	97,943,131
	0.750%, 02/22/23	SEK	97,500	11,460,390
	Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	755,000	89,274,445
	1.625%, 04/03/24	NOK	122,000	14,483,339
	0.625%, 01/22/26		40,800	39,935,754
	Kuntarahoitus Oyj
	0.625%, 03/20/26		3,000	2,924,548
	Laboratory Corp. of America Holdings
#	1.550%, 06/01/26		6,000	5,959,954
	Landwirtschaftliche Rentenbank
	0.875%, 03/30/26		10,000	9,866,692
	4.750%, 05/06/26	AUD	14,100	11,929,395
	Lazard Group LLC
	3.750%, 02/13/25		2,000	2,143,677
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	15,716,363
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		1,200	1,224,816
	Lloyds Banking Group PLC
	3.000%, 01/11/22		9,804	9,854,140
	4.450%, 05/08/25		3,600	3,961,195
	Lowe’s Cos., Inc.
#	2.500%, 04/15/26		4,600	4,808,599
	LSEGA Financing PLC
Ω	1.375%, 04/06/26		2,500	2,469,901
	LyondellBasell Industries NV
	5.750%, 04/15/24		4,255	4,690,984

			Face Amount^	Value†
			(000)
	Marathon Petroleum Corp.
	4.500%, 05/01/23		20,388	$21,416,562
	4.700%, 05/01/25		12,646	13,971,966
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		2,165	2,298,252
	McDonald’s Corp.
	3.700%, 01/30/26		22,822	24,817,068
	McKesson Corp.
	0.900%, 12/03/25		15,057	14,692,955
	Merck & Co., Inc.
#	0.750%, 02/24/26		8,100	7,939,333
	Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,082,647
	Mitsubishi UFJ Financial Group, Inc.
	2.998%, 02/22/22		2,500	2,520,429
	0.680%, 01/26/23	EUR	15,142	17,696,871
	2.193%, 02/25/25		3,000	3,080,944
	Morgan Stanley
	1.000%, 12/02/22	EUR	600	703,588
	3.000%, 02/07/24	CAD	8,500	7,067,926
	3.875%, 01/27/26		12,375	13,508,656
	3.125%, 07/27/26		21,000	22,309,757
	MPLX LP
	4.875%, 12/01/24		6,290	6,895,262
	4.000%, 02/15/25		1,000	1,073,930
	1.750%, 03/01/26		2,000	1,992,206
	Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,270,927
	4.200%, 11/29/23		663	701,908
	National Australia Bank Ltd.
	2.800%, 01/10/22		17,631	17,714,037
	2.500%, 05/22/22		35,800	36,247,688
	3.375%, 01/14/26		7,400	8,006,701
	National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)	0.810%, 01/21/25	AUD	3,000	2,278,234
	National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	0.933%, 06/19/24	AUD	13,000	9,914,680
	National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.947%, 09/26/23	AUD	16,000	12,183,727
	National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)	1.053%, 02/26/24	AUD	11,000	8,404,476
	National Bank of Canada
	2.100%, 02/01/23		1,120	1,140,437

76

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26		6,000	$5,898,016
National Securities Clearing Corp.
	0.750%, 12/07/25		4,000	3,905,900
Nationwide Building Society
Ω	3.900%, 07/21/25		6,918	7,535,502
Natwest Group PLC
#	4.800%, 04/05/26		8,500	9,530,157
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	205,738
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.186%, 12/15/21		104,000	104,011,048
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		1,399	1,359,229
NetApp, Inc.
	1.875%, 06/22/25		5,000	5,085,277
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	24,000	19,855,041
New Zealand Government Bond
	5.500%, 04/15/23	NZD	9,500	7,190,699
	0.500%, 05/15/26	NZD	6,500	4,295,188
Nissan Motor Acceptance Corp.
#Ω	2.000%, 03/09/26		24,209	23,997,945
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		2,790	2,935,230
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,621,429
	1.851%, 07/16/25		13,000	13,072,401
#	1.653%, 07/14/26		17,657	17,382,702
Nordic Investment Bank
	1.875%, 04/10/24	NOK	489,000	58,328,180
#	0.500%, 01/21/26		3,000	2,913,069
Norway Government Bond
Ω	2.000%, 05/24/23	NOK	720,000	86,371,193
Ω	3.000%, 03/14/24	NOK 1,088,000		133,615,142
NRW Bank
	1.050%, 03/31/26	AUD	5,600	4,049,675
NTT Finance Corp.
Ω	1.162%, 04/03/26		21,500	21,177,721
	1.162%, 04/03/26		5,000	4,925,051
Nutrien Ltd.
	3.625%, 03/15/24		4,350	4,594,539
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		3,600	3,501,684

			Face Amount^	Value†
			(000)
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		4,000	$4,271,120
Oracle Corp.
#	2.500%, 05/15/22		1,329	1,339,612
	3.400%, 07/08/24		5,000	5,285,424
#	1.650%, 03/25/26		36,500	36,616,547
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,641,096
Penske Truck Leasing Co.
	LP/PTL Finance Corp.
Ω	4.250%, 01/17/23		9,025	9,400,381
Ω	4.125%, 08/01/23		2,707	2,848,502
Ω	4.450%, 01/29/26		3,072	3,390,790
Ω	1.700%, 06/15/26		25,000	24,890,714
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		9,632	10,186,378
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	17,025,791
Phillips 66
	3.850%, 04/09/25		5,000	5,387,655
Phillips 66 Partners LP
	2.450%, 12/15/24		11,084	11,427,299
	3.605%, 02/15/25		4,667	4,950,715
PPG Industries, Inc.
	1.200%, 03/15/26		33,526	32,943,814
Procter & Gamble Co.
	2.000%, 11/05/21	EUR	550	635,927
	2.700%, 02/02/26		900	954,256
Province of Alberta Canada
	2.650%, 09/01/23	CAD	21,500	17,846,598
Province of British Columbia Canada
#	0.900%, 07/20/26		146,800	144,488,605
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	6,970	9,543,740
Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	12,552,898
	0.625%, 01/21/26		118,667	115,909,179
	1.050%, 04/14/26		70,000	69,482,884
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.490%, 08/21/23	CAD	20,000	16,232,385
Province of Quebec Canada
	3.000%, 09/01/23	CAD	40,000	33,422,431
	2.500%, 04/20/26		6,695	7,060,693
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.863%, 10/13/24	CAD	30,000	24,683,824

77

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	1.003%, 10/19/23	CAD	15,000	$12,307,854
PSP Capital, Inc.
Ω	1.000%, 06/29/26		44,693	44,156,763
Public Storage
#	0.875%, 02/15/26		22,500	22,052,996
PulteGroup, Inc.
	5.500%, 03/01/26		3,000	3,440,850
Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	16,054,802
	2.375%, 10/17/24		23,379	24,054,595
	1.250%, 02/17/26		3,000	2,924,123
Reynolds American, Inc.
	4.450%, 06/12/25		8,000	8,727,953
Roche Holdings, Inc.
#Ω	0.991%, 03/05/26		44,350	43,489,466
Roper Technologies, Inc.
	1.000%, 09/15/25		3,000	2,952,007
Ross Stores, Inc.
	4.600%, 04/15/25		7,200	7,959,287
#	0.875%, 04/15/26		3,000	2,921,863
Royal Bank of Canada
	1.968%, 03/02/22	CAD	35,000	28,428,733
	2.352%, 07/02/24	CAD	10,000	8,219,861
#	0.875%, 01/20/26		56,400	55,013,734
Royalty Pharma PLC
	1.200%, 09/02/25		8,700	8,572,169
Ryder System, Inc.
	3.400%, 03/01/23		18,180	18,811,426
	3.875%, 12/01/23		290	307,541
	2.500%, 09/01/24		6,000	6,230,399
Sanofi
	0.000%, 03/21/22	EUR	1,500	1,736,046
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	19,100,582
	3.450%, 06/02/25		2,625	2,785,521
Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25		5,340	5,814,842
SFIL SA
	0.625%, 02/09/26		40,400	39,322,628
Shell International Finance BV
	1.000%, 04/06/22	EUR	1,000	1,163,075
#	3.250%, 05/11/25		2,000	2,138,946
	2.875%, 05/10/26		4,200	4,477,878
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		6,000	5,939,183
Ω	2.350%, 10/15/26		1,500	1,552,949

			Face Amount^	Value†
			(000)
	Simon Property Group LP
	3.500%, 09/01/25		18,500	$19,931,726
	Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,748,236
	SNCF Reseau
	5.500%, 12/01/21	GBP	708	972,963
	Societe Generale SA
Ω	4.250%, 09/14/23		500	530,876
Ω	2.625%, 10/16/24		2,000	2,068,709
Ω	1.375%, 07/08/25		1,600	1,588,744
	Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	20,184,448
#	0.900%, 01/15/26		6,682	6,486,740
	Southwest Airlines Co.
	4.750%, 05/04/23		5,185	5,486,744
	Southwestern Electric Power
	Co.
	1.650%, 03/15/26		34,229	34,228,140
	Spectra Energy Partners LP
	3.500%, 03/15/25		5,000	5,314,013
	State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)	0.429%, 10/15/24	GBP	4,000	5,504,037
	Sumitomo Mitsui Financial Group, Inc.
	2.784%, 07/12/22		1,150	1,169,443
#	0.948%, 01/12/26		24,971	24,341,568
	2.632%, 07/14/26		4,000	4,153,017
	Suncor Energy, Inc.
#	3.100%, 05/15/25		18,000	18,996,397
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	13,000	15,064,366
	Sysco Corp.
	3.550%, 03/15/25		16,102	17,226,418
	5.650%, 04/01/25		10,000	11,379,681
	Temasek Financial I Ltd.
	0.500%, 03/01/22	EUR	3,180	3,685,262
	Toronto-Dominion Bank
	0.750%, 01/06/26		32,440	31,626,743
	1.200%, 06/03/26		169,033	166,942,877
	Toronto-Dominion Bank, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	1.025%, 07/10/24	AUD	7,200	5,502,796
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	10,000	8,120,798
	2.350%, 07/18/22	CAD	10,000	8,174,855
	Toyota Motor Corp.
	1.339%, 03/25/26		12,018	12,010,054

78

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Toyota Motor Credit Corp.
	2.375%, 02/01/23	EUR	2,000	$2,389,799
#	1.125%, 06/18/26		5,000	4,928,967
Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	3,000	3,472,681
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	27,400	19,687,729
UBS Group AG
	1.750%, 11/16/22	EUR	9,052	10,692,187
Ω	4.125%, 09/24/25		7,000	7,648,127
#	4.125%, 09/24/25		21,000	22,944,381
	4.125%, 04/15/26		4,000	4,402,614
Ω	4.125%, 04/15/26		2,700	2,971,765
UniCredit SpA
Ω	7.830%, 12/04/23		6,920	7,812,694
UnitedHealth Group, Inc.
	1.250%, 01/15/26		8,000	7,995,840
	3.100%, 03/15/26		1,000	1,074,862
#	1.150%, 05/15/26		1,500	1,485,404
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		3,000	3,262,893
Valero Energy Corp.
	2.700%, 04/15/23		2,000	2,056,804
#	3.650%, 03/15/25		2,000	2,146,392
	2.850%, 04/15/25		27,750	29,005,881
#	3.400%, 09/15/26		8,000	8,552,622
Ventas Realty LP
	3.500%, 04/15/24		1,000	1,058,489
	2.650%, 01/15/25		2,000	2,075,296
VEREIT Operating Partnership LP
	4.625%, 11/01/25		400	446,396
Verizon Communications, Inc.
	3.376%, 02/15/25		5,000	5,341,941
#	0.850%, 11/20/25		4,900	4,800,248
	1.450%, 03/20/26		29,100	29,025,966
VF Corp.
	2.050%, 04/23/22		2,700	2,720,406
ViacomCBS, Inc.
	4.750%, 05/15/25		33,200	36,835,606
	4.000%, 01/15/26		1,400	1,528,044
VMware, Inc.
	2.950%, 08/21/22		2,000	2,033,530
#	1.400%, 08/15/26		12,609	12,420,210
Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	5,000	5,932,476
Volkswagen Group of America Finance LLC
#Ω	2.850%, 09/26/24		1,000	1,046,992
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	4,916,258

		Face Amount^	Value†
		(000)
Volkswagen Leasing GmbH
2.125%, 04/04/22	EUR	2,496	$2,915,764
Vornado Realty LP
2.150%, 06/01/26		16,200	16,315,276
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		2,031	2,177,054
Walt Disney Co.
1.750%, 01/13/26		3,600	3,652,234
Wells Fargo & Co.
1.500%, 09/12/22	EUR	2,700	3,172,150
3.184%, 02/08/24	CAD	35,750	29,790,126
3.000%, 02/19/25		2,800	2,947,837
3.550%, 09/29/25		2,300	2,476,582
3.000%, 04/22/26		4,000	4,233,609
2.975%, 05/19/26	CAD	1,000	829,864
Western Australian Treasury Corp.
2.750%, 10/20/22	AUD	27,000	20,778,591
Western Union Co.
# 1.350%, 03/15/26		52,086	51,002,118
Westpac Banking Corp.
2.800%, 01/11/22		15,512	15,589,459
2.500%, 06/28/22		3,140	3,185,933
2.850%, 05/13/26		8,100	8,601,230
1.150%, 06/03/26		85,650	84,586,227
4.125%, 06/04/26	AUD	1,500	1,224,794
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.880%, FRN
(r) 0.896%, 08/16/24	AUD	8,000	6,098,040
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.140%, FRN
(r) 1.182%, 04/24/24	AUD	8,000	6,133,357
Whirlpool Corp.
3.700%, 03/01/23		1,525	1,585,454
Williams Cos., Inc.
3.350%, 08/15/22		4,600	4,665,893
3.700%, 01/15/23		6,726	6,916,270
4.300%, 03/04/24		5,100	5,455,285
3.900%, 01/15/25		5,442	5,848,638
WRKCo, Inc.
# 4.650%, 03/15/26		1,000	1,124,710
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25		14,145	15,053,935
3.050%, 01/15/26		3,000	3,168,946
Zoetis, Inc.
3.250%, 02/01/23		3,015	3,094,976

TOTAL BONDS			7,022,563,346

U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Notes
0.750%, 03/31/26		145,000	142,643,750

79

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.750%, 04/30/26	20,000	$19,661,719
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
(r) 0.084%, 07/31/23	15,000	14,999,733

TOTAL U.S. TREASURY OBLIGATIONS		177,305,202

TOTAL INVESTMENT SECURITIES (Cost $7,211,801,838)		7,199,868,548

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	7,796,342	$90,203,672

TOTAL INVESTMENTS — (100.0%) (Cost $7,302,004,649)		$7,290,072,220

As of October 31, 2021, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	69,114,310	EUR	59,427,691	Morgan Stanley and Co. International	01/10/22	$289,360
USD	70,247,136	EUR	60,621,926	HSBC Bank	01/12/22	36,259
USD	105,478,806	NOK	888,155,384	Bank of America Corp.	01/18/22	423,411
USD	69,903,429	EUR	60,139,949	BNY Mellon	01/18/22	242,288
USD	128,957,804	CAD	159,122,840	State Street Bank and Trust	01/19/22	366,176
USD	143,711,371	NOK	1,204,969,017	Goldman Sachs International	01/20/22	1,186,278
USD	64,907,559	EUR	55,681,072	HSBC Bank	01/20/22	408,595
USD	35,363,916	CAD	43,631,006	HSBC Bank	01/21/22	104,715
USD	123,141,610	CAD	152,199,249	Bank of America Corp.	01/25/22	147,621

Total Appreciation						$3,204,703
USD	39,152,038	SEK	339,522,874	Bank of America Corp.	11/03/21	$(382,836)
USD	63,113,133	GBP	46,139,699	Bank of America Corp.	11/05/21	(31,602)
USD	136,607,410	NOK	1,184,087,485	UBS AG	11/05/21	(3,554,698)
USD	119,967,838	CAD	151,925,158	HSBC Bank	11/17/21	(2,788,731)
USD	60,337,597	AUD	80,471,417	Bank of America Corp.	12/31/21	(210,839)
USD	11,615,250	NZD	16,255,861	State Street Bank and Trust	12/31/21	(22,838)
USD	35,382,998	SEK	305,001,725	Bank of America Corp.	01/07/22	(172,604)
USD	120,697,745	CAD	151,267,864	State Street Bank and Trust	01/07/22	(1,551,011)
USD	38,657,349	SEK	337,772,649	UBS AG	01/07/22	(718,526)
USD	120,322,209	AUD	161,007,910	Bank of America Corp.	01/19/22	(824,983)
CAD	13,665,807	USD	11,074,454	Morgan Stanley and Co. International	01/19/22	(30,732)
USD	126,686,218	AUD	168,931,783	State Street Bank and Trust	01/21/22	(423,064)

Total (Depreciation)						$(10,712,464)

Total Appreciation (Depreciation)						$(7,507,761)

80

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$7,022,563,346	—	$7,022,563,346
U.S. Treasury Obligations	—	177,305,202	—	177,305,202
Securities Lending Collateral	—	90,203,672	—	90,203,672
Forward Currency Contracts**	—	(7,507,761)	—	(7,507,761)

TOTAL	—	$7,282,564,459	—	$7,282,564,459

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

81

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (3.0%)
Federal Home Loan Bank
	2.125%, 09/14/29	5,000	$5,201,327
	2.125%, 12/14/29	5,000	5,209,559
Federal Home Loan
Mortgage Corp.
	6.750%, 03/15/31	6,000	8,649,548
	6.250%, 07/15/32	16,000	23,053,614
Federal National Mortgage Association
	0.875%, 08/05/30	15,000	14,085,704
	6.625%, 11/15/30	5,000	7,078,971

TOTAL AGENCY OBLIGATIONS			63,278,723

BONDS — (92.6%)
3M Co.
#	3.375%, 03/01/29	2,500	2,746,817
	2.375%, 08/26/29	9,500	9,780,697
7-Eleven, Inc.
#Ω	2.500%, 02/10/41	2,000	1,859,723
Abbott Laboratories
#	5.300%, 05/27/40	2,000	2,763,599
AbbVie, Inc.
	4.250%, 11/14/28	4,000	4,543,558
Activision Blizzard, Inc.
	1.350%, 09/15/30	2,000	1,843,857
Aetna, Inc.
	6.750%, 12/15/37	1,000	1,464,964
Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	5,541,503
Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,455,372
Ahold Finance USA LLC
	6.875%, 05/01/29	388	509,981
Allstate Corp.
	5.350%, 06/01/33	1,900	2,403,598
Alphabet, Inc.
	1.100%, 08/15/30	34,400	32,261,305
	1.900%, 08/15/40	6,000	5,434,807
Altria Group, Inc.
	4.800%, 02/14/29	736	838,408
	3.400%, 05/06/30	2,500	2,617,538
	2.450%, 02/04/32	6,000	5,693,810
Amazon.com, Inc.
#	1.500%, 06/03/30	3,000	2,903,167
	2.100%, 05/12/31	21,000	21,171,800
	4.800%, 12/05/34	11,900	15,122,149
	3.875%, 08/22/37	1,000	1,176,259

		Face Amount	Value†
		(000)
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	375	$380,234
American International Group, Inc.
	4.700%, 07/10/35	5,000	6,011,353
AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	8,638,523
	2.800%, 05/15/30	3,800	3,921,854
Amgen, Inc.
	2.300%, 02/25/31	7,100	7,062,577
	2.800%, 08/15/41	2,000	1,942,211
Amphenol Corp.
	2.800%, 02/15/30	6,000	6,220,971
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	3,000	3,373,901
	4.900%, 01/23/31	7,000	8,492,297
Anthem, Inc.
	3.650%, 12/01/27	555	609,212
	4.101%, 03/01/28	5,000	5,628,329
	2.250%, 05/15/30	8,100	8,076,172
ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27	7,000	7,626,170
Aon Corp.
	3.750%, 05/02/29	10,175	11,286,567
	2.800%, 05/15/30	500	518,148
Appalachian Power Co.
	7.000%, 04/01/38	1,600	2,356,819
Apple, Inc.
#	3.200%, 05/11/27	6,405	6,949,398
	3.000%, 11/13/27	9,500	10,215,635
	2.200%, 09/11/29	5,000	5,113,101
	1.250%, 08/20/30	5,500	5,192,794
	1.650%, 02/08/31	6,500	6,295,726
	4.500%, 02/23/36	1,000	1,249,796
ArcelorMittal SA
#	4.250%, 07/16/29	2,447	2,687,205
Ares Capital Corp.
	3.200%, 11/15/31	5,000	4,982,741
Arizona Public Service Co.
#	2.200%, 12/15/31	5,000	4,895,700
Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,758,846
Assurant, Inc.
	2.650%, 01/15/32	3,000	2,949,419
AstraZeneca PLC
	4.000%, 01/17/29	3,000	3,413,120
AT&T, Inc.
#	2.750%, 06/01/31	6,634	6,748,305

82

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Automatic Data Processing, Inc.
	1.250%, 09/01/30	7,405	$6,990,546
AvalonBay Communities, Inc.
	2.450%, 01/15/31	3,000	3,068,094
	2.050%, 01/15/32	3,200	3,135,023
Avnet, Inc.
	3.000%, 05/15/31	400	398,265
AXIS Specialty Finance PLC
	4.000%, 12/06/27	4,780	5,280,897
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
#	3.337%, 12/15/27	10,970	11,833,454
	3.138%, 11/07/29	2,000	2,122,485
Banco Santander SA
	3.800%, 02/23/28	5,800	6,343,082
	3.490%, 05/28/30	600	637,100
BAT Capital Corp.
#	4.906%, 04/02/30	9,000	10,197,875
	4.390%, 08/15/37	2,000	2,138,095
Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28	7,000	7,879,819
Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30	5,000	4,945,397
	1.450%, 10/15/30	30,631	29,317,523
Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,709,415
Biogen, Inc.
	2.250%, 05/01/30	12,000	11,840,813
Black Hills Corp.
	4.350%, 05/01/33	8,837	10,111,318
BlackRock, Inc.
#	3.200%, 03/15/27	5,545	6,013,053
	3.250%, 04/30/29	1,365	1,494,567
	1.900%, 01/28/31	26,000	25,714,879
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30	4,000	4,592,044
BNP Paribas SA
#Ω	3.500%, 11/16/27	8,631	9,251,098
Boeing Co.
	2.950%, 02/01/30	3,000	3,034,176
	6.125%, 02/15/33	3,335	4,223,619
	3.600%, 05/01/34	3,000	3,132,915
	3.250%, 02/01/35	700	701,448
Booking Holdings, Inc.
	4.625%, 04/13/30	4,900	5,778,069
BP Capital Markets America, Inc.
	3.017%, 01/16/27	1,600	1,698,754
#	1.749%, 08/10/30	1,800	1,742,036
	3.060%, 06/17/41	5,000	5,048,442

		Face Amount	Value†
		(000)
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	3,400	$4,061,623
Brixmor Operating Partnership LP
	2.500%, 08/16/31	1,983	1,940,920
Broadcom, Inc.
#	4.300%, 11/15/32	4,000	4,453,883
Ω	3.419%, 04/15/33	1,000	1,032,515
#Ω	3.137%, 11/15/35	7,900	7,764,248
Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	2,281,190
Bunge Ltd Finance Corp.
#	3.750%, 09/25/27	6,075	6,640,598
Camden Property Trust
	2.800%, 05/15/30	2,000	2,098,220
Campbell Soup Co.
	4.150%, 03/15/28	905	1,014,025
Canadian Natural Resources Ltd.
	2.950%, 07/15/30	4,980	5,132,321
	5.850%, 02/01/35	2,000	2,515,689
Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,479,477
Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,552,119
	3.377%, 04/05/40	1,000	1,046,341
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,331,776
CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	2,074,020
Charles Schwab Corp.
	2.750%, 10/01/29	3,000	3,154,707
	4.625%, 03/22/30	5,000	5,946,655
Chevron Corp.
	2.236%, 05/11/30	11,500	11,749,375
Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,683,332
Chubb Corp.
#	6.500%, 05/15/38	500	751,953
CI Financial Corp.
	3.200%, 12/17/30	1,000	1,024,558
Cigna Corp.
	4.375%, 10/15/28	5,000	5,731,766
	2.400%, 03/15/30	4,000	4,040,541
	3.200%, 03/15/40	1,870	1,927,322
Cincinnati Financial Corp.
	6.920%, 05/15/28	358	462,381
Citigroup, Inc.
	8.125%, 07/15/39	5,000	8,490,575
Clorox Co.
#	3.900%, 05/15/28	1,000	1,125,523

83

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
CME Group, Inc.
	3.750%, 06/15/28	813	$909,821
CNO Financial Group, Inc.
#	5.250%, 05/30/29	2,750	3,206,913
Coca-Cola Co.
	2.500%, 06/01/40	3,000	2,956,870
Comcast Corp.
	4.250%, 10/15/30	1,000	1,153,637
	4.250%, 01/15/33	4,000	4,682,708
	7.050%, 03/15/33	3,837	5,517,723
Comerica, Inc.
	4.000%, 02/01/29	1,000	1,135,733
Commonwealth Bank of Australia
Ω	1.875%, 09/15/31	3,500	3,407,625
Conagra Brands, Inc.
	5.300%, 11/01/38	5,000	6,341,020
ConocoPhillips
	5.900%, 10/15/32	7,000	9,194,875
	6.500%, 02/01/39	1,500	2,214,325
Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38	1,300	1,895,827
#	5.500%, 12/01/39	1,400	1,847,154
	5.700%, 06/15/40	294	397,320
Costco Wholesale Corp.
	1.750%, 04/20/32	37,598	36,644,271
Cox Communications, Inc.
Ω	4.800%, 02/01/35	1,797	2,132,893
Credit Agricole SA
	3.875%, 04/15/24	78	83,444
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,538,361
Crown Castle International Corp.
#	2.250%, 01/15/31	2,000	1,945,500
CSX Corp.
#	2.400%, 02/15/30	2,000	2,038,605
CVS Health Corp.
	3.250%, 08/15/29	6,151	6,574,641
	2.700%, 08/21/40	1,000	958,784
Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	13,846,483
Danske Bank AS
Ω	4.375%, 06/12/28	6,000	6,668,866
Deere & Co.
	5.375%, 10/16/29	650	813,485
Dentsply Sirona, Inc.
#	3.250%, 06/01/30	3,833	4,062,249
Diageo Capital PLC
	2.375%, 10/24/29	7,400	7,579,474
	2.125%, 04/29/32	2,600	2,578,444

		Face Amount	Value†
		(000)
Discovery Communications LLC
#	3.625%, 05/15/30	7,000	$7,530,971
Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,892,328
Dow Chemical Co.
	7.375%, 11/01/29	458	617,897
	4.250%, 10/01/34	1,402	1,616,664
DuPont de Nemours, Inc.
	5.319%, 11/15/38	8,000	10,322,005
E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,846,106
Eagle Materials, Inc.
	2.500%, 07/01/31	1,000	989,666
Eaton Corp.
	4.000%, 11/02/32	12,465	14,379,503
EI du Pont de Nemours & Co.
	2.300%, 07/15/30	1,225	1,241,047
Enel Finance International NV
Ω	3.500%, 04/06/28	4,000	4,338,760
Enterprise Products Operating LLC
	6.875%, 03/01/33	2,035	2,805,919
	6.650%, 10/15/34	1,500	2,068,418
EOG Resources, Inc.
	4.375%, 04/15/30	8,000	9,305,824
Equinor ASA
Ω	6.500%, 12/01/28	5,000	6,461,871
#	2.375%, 05/22/30	2,000	2,048,799
ERP Operating LP
#	1.850%, 08/01/31	2,000	1,931,580
Estee Lauder Cos., Inc.
	2.600%, 04/15/30	2,400	2,506,448
Expedia Group, Inc.
	3.250%, 02/15/30	853	876,970
Exxon Mobil Corp.
	2.440%, 08/16/29	6,050	6,247,989
	3.482%, 03/19/30	5,750	6,366,460
FedEx Corp.
	3.100%, 08/05/29	1,500	1,599,699
	4.900%, 01/15/34	6,488	7,917,280
	3.900%, 02/01/35	2,000	2,231,699
Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	9,478,128
	2.450%, 03/15/31	1,000	991,479
Flex Ltd.
	4.875%, 06/15/29	2,789	3,170,911
	4.875%, 05/12/30	2,500	2,866,178
Flowserve Corp.
	2.800%, 01/15/32	1,000	978,117

84

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
FMR LLC
Ω	4.950%, 02/01/33	9,555	$11,838,574
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,700	5,051,341
Fox Corp.
	5.476%, 01/25/39	4,000	5,172,743
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31	3,600	3,474,246
General Dynamics Corp.
#	4.250%, 04/01/40	3,952	4,826,879
General Electric Co.
	6.750%, 03/15/32	8,273	11,370,827
General Mills, Inc.
	4.200%, 04/17/28	1,250	1,415,974
Georgia Power Co.
	2.650%, 09/15/29	5,000	5,169,330
Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	7,008,285
Ω	2.300%, 04/30/30	7,000	7,106,968
Gilead Sciences, Inc.
	2.600%, 10/01/40	5,000	4,798,455
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	2,800	3,163,208
	5.375%, 04/15/34	7,000	9,187,443
Glencore Funding LLC
Ω	2.850%, 04/27/31	3,000	3,003,896
Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,204,718
Goldman Sachs Group, Inc.
	6.125%, 02/15/33	7,000	9,275,068
Halliburton Co.
#	2.920%, 03/01/30	3,000	3,099,791
	6.700%, 09/15/38	5,400	7,504,127
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	3,500	3,481,240
Home Depot, Inc.
	3.300%, 04/15/40	4,000	4,346,240
HP, Inc.
	3.400%, 06/17/30	9,000	9,506,320
HSBC Holdings PLC
	4.950%, 03/31/30	3,556	4,186,486
ING Groep NV
	3.950%, 03/29/27	6,550	7,205,100
	4.550%, 10/02/28	206	238,244
Intel Corp.
	4.000%, 12/15/32	1,200	1,396,395
Intercontinental Exchange, Inc.
	2.100%, 06/15/30	5,581	5,506,159
	2.650%, 09/15/40	5,000	4,812,500

		Face Amount	Value†
		(000)
International Business Machines Corp.
	3.300%, 01/27/27	1,726	$1,871,425
#	3.500%, 05/15/29	29	31,776
	1.950%, 05/15/30	2,800	2,741,033
	5.875%, 11/29/32	66	87,567
	4.150%, 05/15/39	2,300	2,696,051
Interstate Power & Light Co.
	2.300%, 06/01/30	2,228	2,231,310
ITC Holdings Corp.
Ω	2.950%, 05/14/30	1,500	1,561,833
Jabil, Inc.
	3.600%, 01/15/30	3,995	4,340,360
	3.000%, 01/15/31	6,567	6,721,818
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	2.625%, 10/15/31	1,900	1,864,095
Johnson & Johnson
	6.950%, 09/01/29	1,000	1,378,582
#	1.300%, 09/01/30	12,825	12,287,045
	4.950%, 05/15/33	3,800	4,892,134
	4.375%, 12/05/33	4,334	5,320,697
#	3.550%, 03/01/36	1,500	1,720,826
#	2.100%, 09/01/40	14,000	13,320,876
Juniper Networks, Inc.
	3.750%, 08/15/29	7,000	7,622,947
Kellogg Co.
	4.300%, 05/15/28	2,500	2,843,377
	7.450%, 04/01/31	1,100	1,562,788
Kemper Corp.
#	2.400%, 09/30/30	5,500	5,425,642
KeyCorp
	2.550%, 10/01/29	9,783	10,108,960
Kilroy Realty LP
	2.500%, 11/15/32	3,000	2,939,489
Kinder Morgan Energy
Partners LP
	6.500%, 09/01/39	1,565	2,144,358
Kroger Co.
	7.500%, 04/01/31	6,725	9,453,752
Lam Research Corp.
#	4.000%, 03/15/29	2,000	2,281,436
Lazard Group LLC
	4.500%, 09/19/28	7,000	8,032,483
Lear Corp.
	3.800%, 09/15/27	639	697,913
	3.500%, 05/30/30	3,995	4,265,744
Leggett & Platt, Inc.
#	4.400%, 03/15/29	11,000	12,507,953
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	4,000	4,615,192
Lincoln National Corp.
	3.050%, 01/15/30	11,900	12,565,831
#	3.400%, 01/15/31	60	64,734

85

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Lloyds Banking Group PLC
	4.375%, 03/22/28	4,000	$4,511,227
Loews Corp.
	6.000%, 02/01/35	1,900	2,536,468
LSEGA Financing PLC
Ω	2.500%, 04/06/31	5,000	5,047,174
Markel Corp.
	3.350%, 09/17/29	8,000	8,638,573
Mars, Inc.
Ω	3.600%, 04/01/34	9,159	10,267,939
Marsh & McLennan Cos., Inc.
	4.375%, 03/15/29	1,762	2,035,199
	2.250%, 11/15/30	8,300	8,295,419
	5.875%, 08/01/33	2,500	3,320,328
McDonald’s Corp.
	4.875%, 07/15/40	7,200	9,126,865
Merck & Co., Inc.
	1.450%, 06/24/30	11,000	10,571,324
	2.350%, 06/24/40	5,100	4,878,663
Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	1,591	2,018,019
MetLife, Inc.
	6.500%, 12/15/32	300	418,155
#	5.700%, 06/15/35	6,900	9,318,281
Micron Technology, Inc.
#	4.663%, 02/15/30	4,334	4,946,828
Microsoft Corp.
	3.500%, 02/12/35	19,000	21,824,177
	4.200%, 11/03/35	5,750	7,081,203
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29	1,002	1,061,743
	2.048%, 07/17/30	4,000	3,895,213
	3.751%, 07/18/39	3,200	3,601,284
Mizuho Financial Group, Inc.
	2.839%, 09/13/26	2,000	2,101,021
Morgan Stanley
#	7.250%, 04/01/32	3,000	4,325,738
Mosaic Co.
	4.050%, 11/15/27	4,000	4,440,029
Motorola Solutions, Inc.
	4.600%, 05/23/29	9,894	11,388,118
MPLX LP
	4.125%, 03/01/27	2,000	2,205,460
National Australia Bank Ltd.
Ω	3.500%, 01/10/27	5,790	6,313,955
Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	22,000	20,847,766
NetApp, Inc.
	2.700%, 06/22/30	8,000	8,155,062
NextEra Energy Capital Holdings, Inc.
	2.750%, 11/01/29	2,000	2,075,178
NIKE, Inc.
	2.850%, 03/27/30	13,300	14,247,243

		Face Amount	Value†
		(000)
	3.250%, 03/27/40	5,000	$5,499,278
Nomura Holdings, Inc.
	3.103%, 01/16/30	7,625	7,884,208
	2.679%, 07/16/30	2,000	2,007,028
Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,513,272
Northern Trust Corp.
	1.950%, 05/01/30	9,100	9,075,481
Northrop Grumman Corp.
#	5.150%, 05/01/40	2,000	2,611,204
Novartis Capital Corp.
	3.100%, 05/17/27	3,678	3,968,369
	2.200%, 08/14/30	5,000	5,104,684
Nucor Corp.
	3.950%, 05/01/28	6,000	6,701,292
	2.700%, 06/01/30	3,700	3,817,473
Nutrien Ltd.
	2.950%, 05/13/30	2,000	2,098,667
NVIDIA Corp.
	3.500%, 04/01/40	2,000	2,237,148
Omnicom Group, Inc.
	4.200%, 06/01/30	1,270	1,441,206
Ontario Teachers’ Finance Trust
Ω	2.000%, 04/16/31	12,800	12,881,592
Oracle Corp.
	3.250%, 11/15/27	5,650	6,038,215
#	3.250%, 05/15/30	7,966	8,453,042
ORIX Corp.
#	2.250%, 03/09/31	1,500	1,495,016
Owens Corning
	3.875%, 06/01/30	5,300	5,812,860
Parker-Hannifin Corp.
	3.250%, 06/14/29	2,850	3,054,044
PerkinElmer, Inc.
	3.300%, 09/15/29	2,700	2,893,510
Pfizer, Inc.
	3.900%, 03/15/39	2,400	2,827,076
Philip Morris International, Inc.
	3.375%, 08/15/29	7,000	7,663,352
	2.100%, 05/01/30	5,000	4,942,497
Phillips 66
#	2.150%, 12/15/30	3,000	2,899,059
Phillips 66 Partners LP
	3.550%, 10/01/26	3,550	3,802,115
	3.150%, 12/15/29	5,500	5,748,733
PNC Financial Services Group, Inc.
	3.450%, 04/23/29	1,000	1,099,991
PPG Industries, Inc.
	2.800%, 08/15/29	5,500	5,707,885
	2.550%, 06/15/30	4,000	4,093,416
Procter & Gamble Co.
	2.850%, 08/11/27	5,000	5,367,845

86

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	1.200%, 10/29/30	29,000	$27,421,962
#	1.950%, 04/23/31	2,500	2,519,122
Progress Energy, Inc.
	6.000%, 12/01/39	4,010	5,506,604
Progressive Corp.
	6.250%, 12/01/32	900	1,227,389
Province of Ontario Canada
	1.600%, 02/25/31	10,000	9,818,395
Prudential Financial, Inc.
#	3.878%, 03/27/28	2,856	3,204,059
	5.750%, 07/15/33	3,625	4,749,142
	3.000%, 03/10/40	1,000	1,028,220
Prudential PLC
	3.125%, 04/14/30	3,000	3,214,381
QUALCOMM, Inc.
#	2.150%, 05/20/30	13,250	13,404,718
Quest Diagnostics, Inc.
#	2.800%, 06/30/31	5,600	5,796,559
Rayonier LP
	2.750%, 05/17/31	3,500	3,474,387
Raytheon Technologies Corp.
	7.500%, 09/15/29	5,114	7,023,020
	4.450%, 11/16/38	1,000	1,206,138
	5.700%, 04/15/40	1,080	1,499,067
Realty Income Corp.
	1.800%, 03/15/33	5,000	4,715,373
Reinsurance Group of America, Inc.
#	3.950%, 09/15/26	4,857	5,331,210
	3.150%, 06/15/30	1,600	1,688,329
RELX Capital, Inc.
	3.000%, 05/22/30	900	950,060
Republic Services, Inc.
	6.200%, 03/01/40	230	330,052
Rio Tinto Finance USA Ltd.
	7.125%, 07/15/28	2,120	2,808,888
Royalty Pharma PLC
	2.200%, 09/02/30	4,000	3,871,014
#	3.300%, 09/02/40	4,500	4,495,912
Schlumberger Investment SA
#	2.650%, 06/26/30	550	564,091
Sempra Energy
	3.800%, 02/01/38	2,000	2,215,176
Shell International Finance BV
	2.500%, 09/12/26	3,700	3,889,550
	2.375%, 11/07/29	10,000	10,262,442
	2.750%, 04/06/30	5,000	5,268,503
Sherwin-Williams Co.
	2.950%, 08/15/29	1,230	1,302,543
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	80	96,890

		Face Amount	Value†
		(000)
Simon Property Group LP
	2.650%, 07/15/30	4,000	$4,082,757
	2.250%, 01/15/32	1,100	1,067,992
Societe Generale SA
Ω	3.000%, 01/22/30	5,400	5,566,873
Southwest Gas Corp.
	2.200%, 06/15/30	5,700	5,575,602
Steel Dynamics, Inc.
	3.250%, 01/15/31	7,626	8,093,061
STORE Capital Corp.
	2.750%, 11/18/30	4,000	4,001,525
Sumitomo Mitsui Financial Group, Inc.
	3.544%, 01/17/28	3,500	3,814,151
	3.040%, 07/16/29	3,000	3,145,735
Suncor Energy, Inc.
	5.950%, 12/01/34	7,000	9,078,707
Takeda Pharmaceutical Co. Ltd.
	3.025%, 07/09/40	9,961	10,126,320
Telefonica Europe BV
#	8.250%, 09/15/30	9,275	13,137,239
Textron, Inc.
#	2.450%, 03/15/31	6,750	6,715,981
TotalEnergies Capital International SA
	2.829%, 01/10/30	9,400	9,991,127
TotalEnergies Capital SA
#	3.883%, 10/11/28	4,928	5,577,319
Toyota Motor Credit Corp.
	3.050%, 01/11/28	7,000	7,539,581
TransCanada PipeLines Ltd.
	4.625%, 03/01/34	9,545	11,200,795
Travelers Cos., Inc.
	6.250%, 06/15/37	670	972,657
Travelers Property Casualty Corp.
	6.375%, 03/15/33	4,744	6,614,680
Union Pacific Corp.
#	2.375%, 05/20/31	3,000	3,062,384
	2.891%, 04/06/36	2,930	3,053,725
United Parcel Service, Inc.
	6.200%, 01/15/38	2,000	2,928,973
	5.200%, 04/01/40	5,260	7,084,584
UnitedHealth Group, Inc.
	3.875%, 12/15/28	3,000	3,391,831
	4.625%, 07/15/35	6,050	7,481,183
	2.750%, 05/15/40	2,000	2,011,230
Unum Group
	3.875%, 11/05/25	6,000	6,403,333
	4.000%, 06/15/29	3,775	4,180,153
Valero Energy Corp.
	7.500%, 04/15/32	4,400	6,116,763
	6.625%, 06/15/37	1,300	1,776,286

87

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Ventas Realty LP
	3.000%, 01/15/30	3,800	$3,941,093
Verizon Communications, Inc.
#	4.016%, 12/03/29	4,307	4,826,800
#	4.500%, 08/10/33	4,500	5,312,541
ViacomCBS, Inc.
	4.200%, 05/19/32	4,800	5,463,257
Viatris, Inc.
	3.850%, 06/22/40	5,750	6,158,123
Virginia Electric & Power Co.
	8.875%, 11/15/38	670	1,183,330
Visa, Inc.
	2.050%, 04/15/30	2,000	2,028,750
	1.100%, 02/15/31	14,750	13,784,980
	4.150%, 12/14/35	16,000	19,235,137
	2.700%, 04/15/40	2,000	2,050,310
Vodafone Group PLC
#	7.875%, 02/15/30	8,125	11,430,658
Vornado Realty LP
	3.400%, 06/01/31	5,250	5,386,592
Walgreens Boots Alliance, Inc.
#	3.200%, 04/15/30	4,604	4,896,207
Walmart, Inc.
	2.375%, 09/24/29	1,881	1,962,503
	1.800%, 09/22/31	15,000	14,781,876
Walt Disney Co.
#	2.650%, 01/13/31	5,535	5,751,806
	6.200%, 12/15/34	6,200	8,678,856
Wells Fargo & Co.
	4.150%, 01/24/29	7,042	7,928,178
Welltower, Inc.
	3.100%, 01/15/30	2,000	2,102,566
	2.750%, 01/15/31	7,500	7,703,733
Westlake Chemical Corp.
	3.375%, 06/15/30	1,416	1,514,080
Westpac Banking Corp.
	2.700%, 08/19/26	7,595	8,028,945
	3.350%, 03/08/27	7,000	7,581,399

		Face Amount	Value†
		(000)
#	2.150%, 06/03/31	21,300	$21,246,765
WestRock MWV LLC
	8.200%, 01/15/30	3,885	5,382,734
	7.950%, 02/15/31	3,112	4,380,947
Whirlpool Corp.
	4.750%, 02/26/29	2,000	2,323,983
Williams Cos., Inc.
	8.750%, 03/15/32	5,000	7,595,344
Wisconsin Power & Light Co.
	1.950%, 09/16/31	3,250	3,174,023
WP Carey, Inc.
	2.450%, 02/01/32	2,300	2,273,154
WRKCo, Inc.
	4.200%, 06/01/32	2,000	2,285,824

TOTAL BONDS			1,952,421,788

U.S. TREASURY OBLIGATIONS — (2.0%)
U.S. Treasury Bonds
	1.750%, 08/15/41	7,000	6,738,594
U.S. Treasury Notes
	1.125%, 02/15/31	33,000	31,829,531
	1.625%, 05/15/31	3,500	3,524,609

TOTAL U.S. TREASURY OBLIGATIONS			42,092,734

TOTAL INVESTMENT SECURITIES (Cost $2,008,230,375)			2,057,793,245

		Shares
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	4,464,654	51,656,042

TOTAL INVESTMENTS — (100.0%) (Cost $2,059,883,922)			$2,109,449,287

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$63,278,723	—	$63,278,723
Bonds	—	1,952,421,788	—	1,952,421,788
U.S. Treasury Obligations	—	42,092,734	—	42,092,734
Securities Lending Collateral	—	51,656,042	—	51,656,042

TOTAL	—	$2,109,449,287	—	$2,109,449,287

See accompanying Notes to Financial Statements.

88

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face
			Amount^	Value†
			(000)
BONDS — (93.8%)
AUSTRALIA — (1.9%)
ANZ New Zealand International Ltd.
Ω	1.250%, 06/22/26		3,583	$3,525,243
Australia & New Zealand Banking Group Ltd.
	2.550%, 11/23/21		886	887,205
Bank of New Zealand
Ω	1.000%, 03/03/26		300	292,461
BHP Billiton Finance USA Ltd.
	2.875%, 02/24/22		704	709,751
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		991	999,623
FMG Resources August 2006 Pty Ltd.
Ω	5.125%, 05/15/24		1,500	1,598,925
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	1,975	2,306,638
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,669,570
Telstra Corp. Ltd.
Ω	3.125%, 04/07/25		2,953	3,119,916

TOTAL AUSTRALIA				17,109,332

CANADA — (5.8%)
Bank of Montreal
	1.250%, 09/15/26		5,000	4,906,730
Bank of Nova Scotia
	2.700%, 03/07/22		950	957,715
	1.050%, 03/02/26		5,900	5,779,190
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,631	7,478,530
Canadian National Railway Co.
#	2.750%, 03/01/26		2,000	2,108,310
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,000	1,024,087
	3.900%, 02/01/25		200	213,941
	2.050%, 07/15/25		250	253,800
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	2,000	1,670,750
Enbridge, Inc.
	3.190%, 12/05/22	CAD	1,000	825,347
	2.500%, 01/15/25		2,200	2,276,020
Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	1,000	820,758

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
National Bank of Canada
	1.534%, 06/15/26	CAD	7,500	$5,898,069
Nutrien Ltd.
	3.625%, 03/15/24		1,250	1,320,270
Royal Bank of Canada
	0.875%, 01/20/26		8,000	7,803,366
Spectra Energy Partners LP
	4.750%, 03/15/24		500	538,635
Toronto-Dominion Bank
	1.200%, 06/03/26		7,500	7,407,261
TransCanada PipeLines Ltd.
	2.500%, 08/01/22		600	608,916

TOTAL CANADA				51,891,695

DENMARK — (0.4%)
Danske Bank AS
	0.875%, 05/22/23	EUR	1,000	1,172,928
Ω	5.375%, 01/12/24		2,000	2,177,767

TOTAL DENMARK				3,350,695

FINLAND — (0.3%)
Nokia Oyj
	3.375%, 06/12/22		2,228	2,258,635

FRANCE — (1.4%)
BNP Paribas SA
Ω	3.375%, 01/09/25		2,000	2,115,206
BPCE SA
	2.750%, 12/02/21		1,000	1,002,108
	0.625%, 09/26/24	EUR	2,000	2,347,322
Ω	1.000%, 01/20/26		3,000	2,921,809
Societe Generale SA
Ω	2.625%, 10/16/24		800	827,484
Ω	1.375%, 07/08/25		3,600	3,574,673

TOTAL FRANCE				12,788,602

GERMANY — (3.5%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,000	2,192,667
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,056,672
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		4,500	4,746,956
Daimler Canada Finance, Inc.
	3.300%, 08/16/22	CAD	1,000	822,851
Daimler Finance North
	America LLC
	3.350%, 02/22/23		333	344,522
Ω	3.300%, 05/19/25		300	319,325

89

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
Ω	1.450%, 03/02/26		6,000	$5,971,587
Deutsche Bank AG
	3.700%, 05/30/24		1,800	1,905,558
	1.686%, 03/19/26		2,200	2,194,366
Siemens Financieringsmaatschappij NV

	1.200%, 03/11/26		7,500	7,423,979
Ω	1.200%, 03/11/26		1,500	1,484,796
Volkswagen Bank GmbH
	1.250%, 06/10/24	EUR	500	594,501
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		2,299	2,333,485

TOTAL GERMANY				31,391,265

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,200	6,025,468
	1.750%, 01/30/26		500	491,932

TOTAL IRELAND				6,517,400

ITALY — (1.0%)
Intesa Sanpaolo SpA
	1.000%, 07/04/24	EUR	2,000	2,364,413
Ω	3.250%, 09/23/24		800	838,854
Republic of Italy Government International Bond
	6.875%, 09/27/23		750	833,294
	2.375%, 10/17/24		1,161	1,194,550
#	1.250%, 02/17/26		3,500	3,411,477

TOTAL ITALY				8,642,588

JAPAN — (6.6%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		8,176	7,951,749
Aircastle Ltd.
	4.125%, 05/01/24		2,000	2,108,777
	4.250%, 06/15/26		3,500	3,795,983
Japan Bank for International Cooperation
	2.750%, 01/21/26		3,000	3,183,090
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26		4,000	4,363,985
Mizuho Financial Group, Inc.
	3.477%, 04/12/26		3,300	3,541,879
Nissan Motor Acceptance Corp.
Ω	2.650%, 07/13/22		1,000	1,013,067
Ω	3.450%, 03/15/23		1,000	1,031,940

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Ω	2.000%, 03/09/26		1,000	$991,282
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	3,156,161
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,692,720
	1.653%, 07/14/26		700	689,126
NTT Finance Corp.
Ω	0.583%, 03/01/24		2,750	2,730,166
Ω	1.162%, 04/03/26		2,886	2,842,740
	1.162%, 04/03/26		1,600	1,576,016
Sumitomo Mitsui Financial Group, Inc.
	2.348%, 01/15/25		270	278,318
	0.948%, 01/12/26		5,200	5,068,926
	2.632%, 07/14/26		1,500	1,557,382
Sumitomo Mitsui Trust Bank Ltd.
	1.550%, 03/25/26		800	798,508
Toyota Motor Corp.
	1.339%, 03/25/26		6,163	6,158,925
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	779,630

TOTAL JAPAN				59,310,370

LUXEMBOURG — (0.4%)
ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,500,321

NETHERLANDS — (1.3%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,450	1,511,651
ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,834,390
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	3,122,456

TOTAL NETHERLANDS				11,468,497

NORWAY — (0.6%)
Aker BP ASA
Ω	2.875%, 01/15/26		5,400	5,635,479

SPAIN — (0.4%)
Banco Santander SA
	1.849%, 03/25/26		2,000	2,002,572
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,000	1,029,126
Telefonica Emisiones SA
	2.242%, 05/27/22	EUR	400	469,330
	3.987%, 01/23/23	EUR	300	365,063

TOTAL SPAIN				3,866,091

90

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
SWITZERLAND — (1.3%)
Credit Suisse Group AG
	3.750%, 03/26/25		1,500	$1,605,509
	4.550%, 04/17/26		3,500	3,888,673
UBS Group AG
Ω	4.125%, 09/24/25		3,000	3,277,769
	4.125%, 09/24/25		2,000	2,185,179
	4.125%, 04/15/26		1,000	1,100,654

TOTAL SWITZERLAND				12,057,784

UNITED KINGDOM — (5.4%)
AstraZeneca PLC
Ω	3.375%, 11/16/25		2,500	2,705,815
	0.700%, 04/08/26		5,820	5,652,951
Barclays PLC
	3.125%, 01/17/24	GBP	2,000	2,825,931
	3.650%, 03/16/25		1,650	1,758,095
	4.375%, 01/12/26		460	506,629
BAT International Finance PLC
	2.375%, 01/19/23	EUR	500	594,838
#	1.668%, 03/25/26		3,000	2,966,769
British Telecommunications PLC
	0.875%, 09/26/23	EUR	1,500	1,758,900
CNH Industrial Capital LLC
	4.375%, 04/05/22		150	152,271
	1.950%, 07/02/23		800	814,673
	4.200%, 01/15/24		1,567	1,671,642
HSBC Holdings PLC
	4.300%, 03/08/26		2,500	2,753,242
	3.900%, 05/25/26		1,500	1,629,771
LSEGA Financing PLC
Ω	1.375%, 04/06/26		5,700	5,631,374
Nationwide Building Society
Ω	3.900%, 07/21/25		1,800	1,960,668
Ω	1.000%, 08/28/25		2,600	2,560,428
Natwest Group PLC
	4.800%, 04/05/26		5,500	6,166,572
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	205,738
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,636,491
Standard Chartered PLC
Ω	3.200%, 04/17/25		2,000	2,096,700
Ω	4.050%, 04/12/26		2,400	2,603,698

TOTAL UNITED KINGDOM				48,653,196

UNITED STATES — (62.8%)
AbbVie, Inc.
	3.200%, 05/14/26		1,200	1,279,252
AES Corp.
Ω	3.300%, 07/15/25		1,500	1,576,650
Aetna, Inc.
	2.750%, 11/15/22		221	224,810

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.500%, 11/15/24		412	$439,558
Ally Financial, Inc.
5.125%, 09/30/24		3,000	3,332,479
Altria Group, Inc.
1.000%, 02/15/23	EUR	2,000	2,339,365
Amcor Finance USA, Inc.
3.625%, 04/28/26		1,000	1,080,042
American Electric Power Co., Inc.
1.000%, 11/01/25		678	665,933
American International Group, Inc.
1.500%, 06/08/23	EUR	900	1,062,346
4.125%, 02/15/24		3,300	3,533,312
American Tower Corp.
4.400%, 02/15/26		1,300	1,437,725
# 1.600%, 04/15/26		4,500	4,475,417
Ameriprise Financial, Inc.
2.875%, 09/15/26		2,500	2,650,120
Anthem, Inc.
1.500%, 03/15/26		6,201	6,203,049
Archer-Daniels-Midland Co.
# 2.500%, 08/11/26		476	501,083
Ares Capital Corp.
4.200%, 06/10/24		3,000	3,193,669
3.250%, 07/15/25		2,500	2,600,162
Arrow Electronics, Inc.
3.500%, 04/01/22		700	705,226
3.250%, 09/08/24		1,400	1,470,826
AvalonBay Communities, Inc.
2.950%, 05/11/26		4,000	4,246,113
Avient Corp.
5.250%, 03/15/23		1,400	1,466,500
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		245	250,492
Bank of America Corp.
3.500%, 04/19/26		4,690	5,064,432
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	4,316,527
5.950%, 06/01/26		726	842,378
Boeing Co.
3.100%, 05/01/26		2,500	2,606,244
Booking Holdings, Inc.
3.600%, 06/01/26		2,000	2,175,905
Boston Scientific Corp.
3.850%, 05/15/25		318	344,712
BP Capital Markets America, Inc.
3.119%, 05/04/26		1,500	1,604,369
Bristol-Myers Squibb Co.
3.200%, 06/15/26		2,500	2,702,642

91

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Broadcom, Inc.
	4.700%, 04/15/25	5,150	$5,686,011
	Brown & Brown, Inc.
	4.200%, 09/15/24	1,840	1,986,246
	Bunge Ltd. Finance Corp.
	4.350%, 03/15/24	4,319	4,640,898
	Campbell Soup Co.
	2.500%, 08/02/22	886	899,395
	3.950%, 03/15/25	1,000	1,081,827
	3.300%, 03/19/25	1,223	1,296,575
	Capital One Financial Corp.
	3.200%, 02/05/25	1,000	1,057,889
	Cargill, Inc.
Ω	0.750%, 02/02/26	6,390	6,229,033
	Carrier Global Corp.
	2.242%, 02/15/25	564	579,007
	CenterPoint Energy, Inc.
	1.450%, 06/01/26	500	494,480
	CF Industries, Inc.
	3.450%, 06/01/23	160	165,910
	Charles Schwab Corp.
	0.900%, 03/11/26	3,375	3,312,553
	1.150%, 05/13/26	3,000	2,974,841
	Cigna Corp.
#	1.250%, 03/15/26	7,000	6,921,012
	CIT Group, Inc.
	5.000%, 08/01/23	2,335	2,478,019
	Citigroup, Inc.
	3.700%, 01/12/26	1,700	1,843,929
	3.400%, 05/01/26	6,000	6,456,960
	Citrix Systems, Inc.
	1.250%, 03/01/26	1,000	973,530
	CK Hutchison International 16 Ltd.
Ω	2.750%, 10/03/26	1,200	1,255,188
	CNO Financial Group, Inc.
	5.250%, 05/30/25	5,500	6,140,457
	Comcast Corp.
	3.950%, 10/15/25	3,900	4,285,308
	3.150%, 03/01/26	900	964,574
	Conagra Brands, Inc.
	4.300%, 05/01/24	704	758,149
	Constellation Brands, Inc.
	3.200%, 02/15/23	1,000	1,029,660
	Corporate Office Properties LP
	2.250%, 03/15/26	1,200	1,220,209
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	380	407,403
	Crown Castle International Corp.
	1.050%, 07/15/26	6,000	5,808,995
	DCP Midstream Operating LP
	4.950%, 04/01/22	450	452,250

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	5.375%, 07/15/25		2,000	$2,210,000
	Discover Financial Services
	3.750%, 03/04/25		1,200	1,282,669
	4.500%, 01/30/26		2,500	2,771,308
	Dollar Tree, Inc.
	3.700%, 05/15/23		4,544	4,736,604
	DPL, Inc.
	4.125%, 07/01/25		2,000	2,115,260
	DTE Energy Co.
#	1.050%, 06/01/25		2,300	2,271,248
	DXC Technology Co.
	1.800%, 09/15/26		2,500	2,462,543
	Eastman Chemical Co.
	3.800%, 03/15/25		1,000	1,074,111
	eBay, Inc.
#	2.750%, 01/30/23		816	836,251
	1.400%, 05/10/26		5,335	5,293,159
	Edison International
	4.950%, 04/15/25		3,000	3,290,862
	Energy Transfer LP
	4.650%, 02/15/22		2,750	2,782,236
	3.450%, 01/15/23		500	511,660
	3.600%, 02/01/23		2,500	2,567,838
	Equinix, Inc.
	1.450%, 05/15/26		4,000	3,952,435
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,394	4,705,119
	Exelon Generation Co. LLC
	3.250%, 06/01/25		2,500	2,642,330
	Expedia Group, Inc.
#	4.500%, 08/15/24		3,467	3,746,132
	5.000%, 02/15/26		1,000	1,123,141
	Exxon Mobil Corp.
#	2.275%, 08/16/26		1,000	1,040,541
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	5,519,110
	Fidelity National Information Services, Inc.
#	1.150%, 03/01/26		6,100	5,977,932
	Fiserv, Inc.
	3.200%, 07/01/26		1,500	1,594,536
	Flex Ltd.
	5.000%, 02/15/23		1,700	1,789,881
	4.750%, 06/15/25		650	714,139
	Ford Credit Canada Co.
	2.766%, 06/22/22	CAD	2,500	2,027,836
	Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	2,112,500
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	2,162,540
	GE Capital Funding LLC
	3.450%, 05/15/25		800	855,655

92

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	General Electric Co.
	2.700%, 10/09/22		1,500	$1,530,117
	3.375%, 03/11/24		183	193,206
General Motors Financial Co., Inc.
	3.450%, 01/14/22		800	802,848
	3.250%, 01/05/23		500	513,553
	2.750%, 06/20/25		3,500	3,633,969
	5.250%, 03/01/26		473	534,924
	Gilead Sciences, Inc.
	3.700%, 04/01/24		2,651	2,809,384
	3.650%, 03/01/26		3,986	4,321,980
	Global Payments, Inc.
	1.200%, 03/01/26		1,500	1,464,385
	4.800%, 04/01/26		4,250	4,758,039
GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,292,563
	Goldman Sachs Group, Inc.
	3.750%, 05/22/25		2,000	2,146,615
	3.750%, 02/25/26		3,500	3,793,248
Graphic Packaging International LLC
	4.875%, 11/15/22		700	718,375
	4.125%, 08/15/24		824	869,320
	Halliburton Co.
	3.500%, 08/01/23		800	833,694
	Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		1,500	1,603,478
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,500	1,763,673
	HCA, Inc.
	5.375%, 02/01/25		3,250	3,615,625
	Healthcare Trust of America Holdings LP
	3.500%, 08/01/26		5,000	5,357,521
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,500	2,659,173
	1.750%, 04/01/26		2,000	2,012,920
	Howmet Aerospace, Inc.
#	6.875%, 05/01/25		112	129,778
	HP, Inc.
#	2.200%, 06/17/25		2,000	2,051,515
#Ω	1.450%, 06/17/26		1,175	1,157,464
	Humana, Inc.
	3.850%, 10/01/24		3,000	3,221,643
	Huntington Bancshares, Inc.
	2.300%, 01/14/22		183	183,438
	Hyatt Hotels Corp.
	3.375%, 07/15/23		714	738,376
	4.850%, 03/15/26		1,796	1,978,248

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		4,000	$4,354,320
	International Business Machines Corp.
	3.300%, 05/15/26		5,680	6,127,553
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		500	535,690
	Jabil, Inc.
	1.700%, 04/15/26		6,200	6,147,097
	John Deere Capital Corp.
#	1.050%, 06/17/26		4,500	4,433,046
	John Deere Financial, Inc.
	1.630%, 04/09/26	CAD	3,500	2,773,190
	JPMorgan Chase & Co.
	3.900%, 07/15/25		2,000	2,173,264
	3.300%, 04/01/26		1,762	1,884,429
	3.200%, 06/15/26		1,000	1,067,199
	Kinder Morgan Energy Partners LP
	3.950%, 09/01/22		706	720,267
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		6,502	6,458,604
	Lazard Group LLC
	3.750%, 02/13/25		1,000	1,071,838
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		615	627,718
	Lincoln National Corp.
	3.350%, 03/09/25		1,000	1,066,360
	Marathon Petroleum Corp.
	4.500%, 05/01/23		300	315,135
	3.625%, 09/15/24		100	106,473
	4.700%, 05/01/25		1,900	2,099,220
	Marriott International, Inc.
	3.750%, 03/15/25		5,000	5,314,174
	McDonald’s Corp.
	3.700%, 01/30/26		1,000	1,087,419
	McKesson Corp.
	0.900%, 12/03/25		2,600	2,537,138
	MGM Resorts International
	7.750%, 03/15/22		1,500	1,533,750
	Micron Technology, Inc.
	2.497%, 04/24/23		2,577	2,647,994
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,372,371
	3.000%, 07/15/26		2,500	2,648,186
	Morgan Stanley
	3.875%, 04/29/24		900	961,089
	3.875%, 01/27/26		6,000	6,549,651
	Mosaic Co.
	3.250%, 11/15/22		1,750	1,793,487

93

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	MPLX LP
	4.875%, 12/01/24		1,165	$1,277,103
	1.750%, 03/01/26		500	498,052
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26		7,400	7,274,219
	NetApp, Inc.
	3.250%, 12/15/22		935	950,577
	1.875%, 06/22/25		100	101,706
	Netflix, Inc.
	5.875%, 02/15/25		3,000	3,401,250
	Newell Brands, Inc.
	4.875%, 06/01/25		2,000	2,190,680
	NortonLifeLock, Inc.
	3.950%, 06/15/22		1,200	1,209,000
	Nucor Corp.
	2.000%, 06/01/25		2,000	2,041,596
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,500	2,720,142
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		500	533,890
	OneMain Finance Corp.
	6.875%, 03/15/25		3,585	4,001,756
	Oracle Corp.
	2.950%, 05/15/25		5,000	5,263,147
	1.650%, 03/25/26		2,700	2,708,621
	Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	820,548
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	631,358
Ω	1.700%, 06/15/26		2,500	2,489,071
	Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		4,500	4,759,002
	Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	1,800	2,109,119
	2.750%, 02/25/26		2,000	2,102,624
	0.875%, 05/01/26		3,000	2,914,218
	Phillips 66
	1.300%, 02/15/26		1,500	1,475,519
	Phillips 66 Partners LP
	2.450%, 12/15/24		1,000	1,030,973
#	3.605%, 02/15/25		1,000	1,060,792
	3.550%, 10/01/26		193	206,707
	Plains All American Pipeline LP/PAA Finance Corp.
	2.850%, 01/31/23		1,500	1,526,139
	3.600%, 11/01/24		1,500	1,587,421

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	PNC Financial Services
	Group, Inc.
#	1.150%, 08/13/26		372	$368,498
	PPG Industries, Inc.
	1.200%, 03/15/26		6,000	5,895,809
	Public Storage
	0.875%, 02/15/26		6,500	6,370,866
	PulteGroup, Inc.
	5.500%, 03/01/26		3,186	3,654,183
	Qwest Corp.
	7.250%, 09/15/25		2,000	2,387,160
	Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,710,000
	Realty Income Corp.
	0.750%, 03/15/26		2,000	1,936,687
	Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,476,003
	Ross Stores, Inc.
	0.875%, 04/15/26		2,024	1,971,284
	Royalty Pharma PLC
	1.200%, 09/02/25		1,000	985,307
	Ryder System, Inc.
	3.400%, 03/01/23		2,000	2,069,464
	Schlumberger Finance BV
	0.000%, 10/15/24	EUR	2,832	3,272,001
	Seagate HDD Cayman
	4.750%, 06/01/23		2,000	2,092,500
	4.750%, 01/01/25		1,500	1,620,000
	Sealed Air Corp.
Ω	5.500%, 09/15/25		1,500	1,657,500
	Sempra Energy
	2.875%, 10/01/22		600	608,948
	3.750%, 11/15/25		2,000	2,166,060
	Sensata Technologies BV
Ω	5.625%, 11/01/24		2,000	2,205,000
	Sherwin-Williams Co.
	2.750%, 06/01/22		98	99,042
	Simon Property Group LP
	3.500%, 09/01/25		2,000	2,154,781
	Southern Power Co.
	2.500%, 12/15/21		898	898,711
	Southwest Airlines Co.
	4.750%, 05/04/23		1,000	1,058,196
	5.250%, 05/04/25		3,500	3,923,874
	Southwestern Electric Power Co.
	1.650%, 03/15/26		4,600	4,599,884
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	103,037
	Stellantis NV
	5.250%, 04/15/23		3,000	3,188,280
	Stryker Corp.
#	3.500%, 03/15/26		3,000	3,240,697

94

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Sysco Corp.
	1.250%, 06/23/23	EUR	225	$265,176
	3.550%, 03/15/25		300	320,949
	5.650%, 04/01/25		3,000	3,413,904
Tapestry, Inc.
	4.250%, 04/01/25		3,400	3,676,466
T-Mobile USA, Inc.
	4.000%, 04/15/22		1,239	1,254,488
Travel + Leisure Co.
	4.250%, 03/01/22		2,400	2,405,280
TRI Pointe Group, Inc./TRI
	Pointe Homes, Inc.
	5.875%, 06/15/24		250	276,938
Trinity Industries, Inc.
	4.550%, 10/01/24		1,000	1,059,850
Truist Financial Corp.
	3.700%, 06/05/25		1,500	1,625,404
UnitedHealth Group, Inc.
	2.875%, 12/15/21		500	501,583
#	1.250%, 01/15/26		1,000	999,480
	3.100%, 03/15/26		500	537,431
#	1.150%, 05/15/26		4,750	4,703,778
Unum Group
	4.000%, 03/15/24		2,800	2,980,166
Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	1,642	2,007,231
	3.950%, 06/15/26		4,000	4,350,525
Valero Energy Corp.
	2.700%, 04/15/23		2,000	2,056,804
	2.850%, 04/15/25		900	940,731
	3.400%, 09/15/26		2,000	2,138,155
Ventas Realty LP
	3.500%, 04/15/24		1,000	1,058,489
	2.650%, 01/15/25		500	518,824
Verizon Communications, Inc.
	1.450%, 03/20/26		5,200	5,186,771
ViacomCBS, Inc.
	4.750%, 05/15/25		4,900	5,436,580
VMware, Inc.
	1.400%, 08/15/26		6,107	6,015,562
Vontier Corp.
Ω	1.800%, 04/01/26		3,500	3,444,700
Vornado Realty LP
	2.150%, 06/01/26		6,100	6,143,407
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		5,000	5,359,562

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Walt Disney Co.
	1.750%, 01/13/26		7,000	$7,101,567
Waste Management, Inc.
	0.750%, 11/15/25		2,000	1,954,553
Wells Fargo & Co.
	3.550%, 09/29/25		1,000	1,076,775
	2.975%, 05/19/26	CAD	2,500	2,074,661
Western Digital Corp.
	4.750%, 02/15/26		3,000	3,296,250
Western Union Co.
#	1.350%, 03/15/26		6,000	5,875,143
Williams Cos., Inc.
	4.300%, 03/04/24		1,000	1,069,664
	3.900%, 01/15/25		596	640,534
WRKCo, Inc.
	4.650%, 03/15/26		5,500	6,185,904
Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,635,625
Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25		4,250	4,523,098

TOTAL UNITED STATES				564,767,966

TOTAL BONDS				843,209,916

U.S. TREASURY OBLIGATIONS — (5.0%)
U.S. Treasury Notes
	0.375%, 01/31/26		24,000	23,275,313
	0.750%, 05/31/26		9,000	8,841,445
	0.875%, 06/30/26		8,500	8,388,437
	0.625%, 07/31/26		5,000	4,873,240

TOTAL U.S. TREASURY OBLIGATIONS				45,378,435

TOTAL INVESTMENT SECURITIES (Cost $888,364,596)				888,588,351

			Shares
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund		920,042	10,644,884

TOTAL INVESTMENTS — (100.0%) (Cost $899,008,877)				$899,233,235

95

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

As of October 31, 2021, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
CAD	12,784,467	USD	10,155,599	Royal Bank of Canada	11/15/21	$174,350
USD	2,933,043	GBP	2,127,543	Royal Bank of Canada	12/30/21	20,519
USD	7,323,173	EUR	6,296,091	State Street Bank and Trust	01/10/22	31,486
EUR	2,070,401	USD	2,397,565	HSBC Bank	01/18/22	616
USD	48,812,153	EUR	41,832,633	Morgan Stanley and Co. International	01/18/22	356,692

Total Appreciation						$583,663
USD	26,189,141	CAD	33,132,744	Citibank NA	11/15/21	$(582,373)
CAD	249,752	USD	202,331	Citibank NA	11/15/21	(530)
USD	1,662,484	CAD	2,058,692	Citibank NA	01/07/22	(1,270)
EUR	7,289,145	USD	8,480,184	BNY Mellon	01/18/22	(37,042)
EUR	6,584,330	USD	7,648,947	Citibank NA	01/18/22	(22,204)
EUR	5,482,735	USD	6,419,594	State Street Bank and Trust	01/18/22	(68,847)

Total (Depreciation)						$(712,266)

Total Appreciation (Depreciation)						$(128,603)

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$17,109,332	—	$17,109,332
Canada	—	51,891,695	—	51,891,695
Denmark	—	3,350,695	—	3,350,695
Finland	—	2,258,635	—	2,258,635
France	—	12,788,602	—	12,788,602
Germany	—	31,391,265	—	31,391,265
Ireland	—	6,517,400	—	6,517,400
Italy	—	8,642,588	—	8,642,588
Japan	—	59,310,370	—	59,310,370
Luxembourg	—	3,500,321	—	3,500,321
Netherlands	—	11,468,497	—	11,468,497
Norway	—	5,635,479	—	5,635,479
Spain	—	3,866,091	—	3,866,091
Switzerland	—	12,057,784	—	12,057,784
United Kingdom	—	48,653,196	—	48,653,196
United States	—	564,767,966	—	564,767,966
U.S. Treasury Obligations	—	45,378,435	—	45,378,435
Securities Lending Collateral	—	10,644,884	—	10,644,884
Forward Currency Contracts**	—	(128,603)	—	(128,603)

TOTAL	—	$899,104,632	—	$899,104,632

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

96

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.1%)
Federal Farm Credit Banks
Funding Corp.
	2.630%, 08/03/26		67	$71,541
Federal Home Loan Bank
	4.750%, 03/10/23		170	180,215
Federal National Mortgage Association
	0.750%, 10/08/27		14,000	13,499,011
	7.125%, 01/15/30		75	107,069
	0.875%, 08/05/30		9,200	8,639,232
	2.500%, 11/01/36		22,400	23,275,875
	2.000%, 11/01/51		72,300	72,298,588
	2.500%, 11/01/51		70,600	72,507,027
	3.000%, 11/01/51		67,500	70,416,211
Government National Mortgage Association
	3.000%, 11/01/51		49,000	50,879,610
Tenessee Valley Authority
	5.625%, 06/07/32	GBP	1,850	3,501,835

TOTAL AGENCY OBLIGATIONS				315,376,214

BONDS — (88.1%)
AUSTRALIA — (6.5%)
Australia Government Bond
	1.000%, 12/21/30	AUD	8,700	5,978,305
BHP Billiton Finance USA Ltd.
	2.875%, 02/24/22		13	13,106
Commonwealth Bank of Australia
#Ω	3.150%, 09/19/27		2,010	2,170,544
Ω	1.875%, 09/15/31		13,300	12,948,975
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		4,000	4,180,000
Glencore Funding LLC
Ω	2.500%, 09/01/30		11,110	10,867,190
National Australia Bank Ltd.
Ω	3.500%, 01/10/27		351	382,763
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	5,855,926
	1.500%, 02/20/32	AUD	14,820	10,184,559
	2.000%, 03/08/33	AUD	8,000	5,689,553
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	2,841,572
Ω	1.500%, 08/20/32	AUD	9,700	6,615,760
Ω	1.750%, 07/20/34	AUD	34,000	23,053,372
Rio Tinto Finance PLC
	4.000%, 12/11/29	GBP	3,500	5,621,861

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	$20,714,092
	Telstra Corp. Ltd.
	1.375%, 03/26/29	EUR	3,000	3,672,716
	Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	3,467,304
	2.250%, 11/20/34	AUD	55,600	39,722,017
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	10,789,641
	Westpac Banking Corp.
	2.850%, 05/13/26		104	110,436
	2.700%, 08/19/26		23	24,314
#	3.350%, 03/08/27		5,000	5,415,285
	1.125%, 09/05/27	EUR	2,000	2,419,531
	2.650%, 01/16/30		4,200	4,428,845
#	2.150%, 06/03/31		37,612	37,517,996

	TOTAL AUSTRALIA			224,685,663

	BELGIUM — (0.3%)
	Anheuser-Busch InBev SA/NV
	2.000%, 03/17/28	EUR	1,000	1,267,607
	2.250%, 05/24/29	GBP	600	845,524
	1.650%, 03/28/31	EUR	1,500	1,859,455
	Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,000	2,249,267
#	4.900%, 01/23/31		2,925	3,548,567

	TOTAL BELGIUM			9,770,420

	CANADA — (12.5%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	854,782
Ω	3.550%, 07/26/27		1,620	1,754,715
	Bank of Nova Scotia
	2.150%, 08/01/31		1,000	988,063
	Canadian Natural Resources Ltd.
	3.420%, 12/01/26	CAD	1,000	841,791
	3.850%, 06/01/27		3,865	4,189,991
	6.250%, 03/15/38		3,000	4,011,683
	Canadian Pacific Railway Co.
	3.700%, 02/01/26		45	48,531
	Cenovus Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	3,376,664
#	4.400%, 04/15/29		3,038	3,397,316
	CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	28,050	37,828,460
	Enbridge, Inc.
	4.000%, 10/01/23		34	35,758

97

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	3.500%, 06/10/24		15	$15,850
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		1,000	1,133,321
	ITC Holdings Corp.
	3.650%, 06/15/24		113	119,560
	Masonite International Corp.
Ω	3.500%, 02/15/30		6,000	5,855,640
	Methanex Corp.
	5.250%, 12/15/29		7,600	8,056,000
	Nutrien Ltd.
	3.000%, 04/01/25		40	41,997
	Ontario Teachers’ Finance Trust
	0.100%, 05/19/28	EUR	5,000	5,696,550
	Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	1,986,509
	2.050%, 06/01/30	CAD	19,000	15,112,492
	3.500%, 06/01/31	CAD	4,000	3,559,631
	3.900%, 12/01/33	CAD	49,600	45,690,834
	Province of British Columbia Canada
#	6.500%, 01/15/26		93	111,840
	2.950%, 12/18/28	CAD	5,000	4,284,341
	2.200%, 06/18/30	CAD	19,500	15,805,462
	1.550%, 06/18/31	CAD	9,000	6,832,902
	5.400%, 06/18/35	CAD	27,000	29,121,429
	Province of Manitoba Canada
	2.050%, 06/02/30	CAD	20,000	15,925,178
	2.050%, 06/02/31	CAD	32,400	25,554,008
	Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	8,000	6,333,290
	Province of Ontario Canada
#	1.050%, 05/21/27		5,000	4,886,750
	2.050%, 06/02/30	CAD	2,000	1,594,602
	1.350%, 12/02/30	CAD	6,000	4,485,504
	5.850%, 03/08/33	CAD	16,600	17,882,422
	5.600%, 06/02/35	CAD	44,000	47,907,951
	Province of Quebec Canada
	0.875%, 05/04/27	EUR	190	228,539
	2.300%, 09/01/29	CAD	5,000	4,097,851
	6.000%, 10/01/29	CAD	4,000	4,134,712
	1.900%, 09/01/30	CAD	32,200	25,403,032
	1.500%, 09/01/31	CAD	7,000	5,268,495
	6.250%, 06/01/32	CAD	15,000	16,485,577
	Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	10,000	8,060,924
	2.150%, 06/02/31	CAD	5,000	3,979,436
	6.400%, 09/05/31	CAD	23,000	25,147,051
	Spectra Energy Partners LP
	4.750%, 03/15/24		22	23,700

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Suncor Energy, Inc.
	5.950%, 12/01/34		1,700	$2,204,829
TC PipeLines LP
	3.900%, 05/25/27		2,000	2,202,135
Thomson Reuters Corp.
	4.300%, 11/23/23		60	63,822
TransCanada PipeLines Ltd.
#	4.625%, 03/01/34		6,200	7,275,529
	5.600%, 03/31/34		1,000	1,260,101

TOTAL CANADA				431,157,550

DENMARK — (0.2%)
AP Moller—Maersk AS
	1.750%, 03/16/26	EUR	4,500	5,517,521

FINLAND — (0.5%)
Nokia Oyj
#	4.375%, 06/12/27		7,350	7,901,250
Nordea Bank Abp
	0.500%, 05/14/27	EUR	360	421,970
OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	8,350	9,505,358

TOTAL FINLAND				17,828,578

FRANCE — (2.8%)
BNP Paribas SA
	1.500%, 11/17/25	EUR	1,200	1,453,192
BPCE SA
Ω	3.500%, 10/23/27		5,000	5,304,100
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,443,714
Dexia Credit Local SA
	0.000%, 01/21/28	EUR	3,800	4,334,533
Electricite de France SA
Ω	3.625%, 10/13/25		40	43,175
	6.250%, 05/30/28	GBP	1,000	1,736,349
	5.875%, 07/18/31	GBP	3,200	5,826,128
	6.125%, 06/02/34	GBP	1,500	2,906,605
Orange SA
	8.125%, 11/20/28	GBP	1,964	3,816,202
	2.000%, 01/15/29	EUR	1,200	1,538,238
	3.250%, 01/15/32	GBP	600	909,793
Pernod Ricard SA
Ω	3.250%, 06/08/26		173	185,806
Sanofi
	1.375%, 03/21/30	EUR	9,200	11,482,399
SNCF Reseau
	5.250%, 12/07/28	GBP	280	484,304
	5.250%, 01/31/35	GBP	5,050	9,858,316
Societe Generale SA
Ω	4.750%, 09/14/28		1,000	1,145,589
	2.125%, 09/27/28	EUR	2,000	2,503,466
#Ω	3.000%, 01/22/30		1,400	1,443,263

98

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Societe Nationale SNCF SA
	0.625%, 04/17/30	EUR	3,000	$3,531,845
Total Capital Canada Ltd.
	2.125%, 09/18/29	EUR	8,400	10,863,237
TotalEnergies Capital International SA
	0.696%, 05/31/28	EUR	7,300	8,613,837
	0.750%, 07/12/28	EUR	8,600	10,150,551
	1.405%, 09/03/31	GBP	3,500	4,625,355
TotalEnergies Capital SA
	3.883%, 10/11/28		2,200	2,489,875

TOTAL FRANCE				97,689,872

GERMANY — (1.7%)
Allianz Finance II BV
	1.500%, 01/15/30	EUR	2,900	3,659,333
Bayer Capital Corp. BV
	1.500%, 06/26/26	EUR	5,700	6,906,799
	2.125%, 12/15/29	EUR	900	1,144,912
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	28,871
BMW Finance NV
	1.500%, 02/06/29	EUR	2,600	3,258,526
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		194	204,646
	3.300%, 04/06/27		500	540,235
Ω	3.300%, 04/06/27		58	62,667
Daimler AG
	1.000%, 11/15/27	EUR	4,300	5,164,412
	2.000%, 02/27/31	EUR	1,000	1,298,197
	1.125%, 08/08/34	EUR	1,900	2,273,981
Daimler Finance North America LLC
	8.500%, 01/18/31		1,304	1,965,152
Deutsche Bank AG
	3.700%, 05/30/24		113	119,514
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	4,562,472
	1.375%, 07/05/34	EUR	3,000	3,629,990
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	500	610,904
Ω	2.250%, 04/13/29	GBP	1,600	2,251,978
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,497,108
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		7,100	6,851,986
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	623,000	5,972,561

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	$6,706,609

	TOTAL GERMANY			58,710,853

	ITALY — (0.8%)
	Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,222,583
	1.125%, 09/19/28	EUR	1,700	2,038,502
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,619,190
	1.750%, 07/04/29	EUR	3,800	4,642,873
Ω	4.000%, 09/23/29		2,000	2,163,572
	2.500%, 01/15/30	GBP	3,850	5,315,687
	Italy Buoni Poliennali Del Tesoro
	1.250%, 12/01/26	EUR	2,100	2,520,868
	Telecom Italia Capital SA
	6.375%, 11/15/33		1,500	1,720,815
	6.000%, 09/30/34		6,000	6,675,000

	TOTAL ITALY			27,919,090

	JAPAN — (1.5%)
	Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,795,983
	American Honda Finance Corp.
	2.300%, 09/09/26		130	134,845
	Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	680,000	6,962,938
	1.500%, 03/20/34	JPY	550,000	5,592,266
	1.200%, 09/20/35	JPY	550,000	5,445,905
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	38,174
	3.195%, 07/18/29		2,551	2,703,100
	Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	10,513,656
	Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26		800	851,360
	StanCorp Financial Group, Inc.
	5.000%, 08/15/22		37	38,248
	Sumitomo Mitsui Financial Group, Inc.
#	3.944%, 07/19/28		700	779,569
	3.040%, 07/16/29		9,750	10,223,637
	2.750%, 01/15/30		790	812,678
	2.130%, 07/08/30		1,000	981,286

99

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	JAPAN — (Continued)
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	58	$47,101
	Toyota Motor Corp.
	3.669%, 07/20/28		2,615	2,904,881
	Toyota Motor Credit Corp.
	2.625%, 01/10/23		75	76,915

	TOTAL JAPAN			51,902,542

	NETHERLANDS — (3.2%)
	Ahold Finance USA LLC
	6.875%, 05/01/29		8	10,515
	BNG Bank NV
	3.300%, 04/26/29	AUD	5,000	3,984,420
	1.000%, 06/03/30		6,000	5,703,255
	Cooperatieve Rabobank UA
	3.875%, 02/08/22		83	83,781
	1.375%, 02/03/27	EUR	1,000	1,229,938
	4.550%, 08/30/29	GBP	415	696,913
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	4,098,600
	Heineken NV
Ω	2.750%, 04/01/23		26	26,718
	ING Groep NV
	1.375%, 01/11/28	EUR	3,100	3,753,419
	4.050%, 04/09/29		300	338,367
	Koninklijke Ahold Delhaize NV
	1.125%, 03/19/26	EUR	520	623,890
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,492,020
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	2,453,365
	Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	4,500	3,583,576
	Shell International Finance B.V.
	0.125%, 11/08/27	EUR	5,000	5,712,316
	Shell International Finance BV
	1.625%, 01/20/27	EUR	1,408	1,747,185
	1.250%, 05/12/28	EUR	5,600	6,817,425
	0.750%, 08/15/28	EUR	2,000	2,353,315
	3.875%, 11/13/28		7,950	8,975,422
	2.375%, 11/07/29		14,282	14,656,820
	1.000%, 12/10/30	GBP	32,953	42,043,554

	TOTAL NETHERLANDS			111,384,814

	NEW ZEALAND — (0.9%)
	New Zealand Government Bond
	3.500%, 04/14/33	NZD	24,500	19,014,955

			Face Amount^	Value†
			(000)
NEW ZEALAND — (Continued)
	Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	9,600	$10,818,050

	TOTAL NEW ZEALAND			29,833,005

	NORWAY — (1.5%)
	Aker BP ASA
Ω	2.875%, 01/15/26		4,000	4,174,429
Ω	3.750%, 01/15/30		4,000	4,273,305
	Equinor ASA
	2.650%, 01/15/24		81	84,232
	6.125%, 11/27/28	GBP	1,250	2,222,263
	6.875%, 03/11/31	GBP	18,350	36,114,970
	Kommunalbanken AS
	3.400%, 07/24/28	AUD	3,500	2,801,569
	1.125%, 06/14/30		2,500	2,390,450

	TOTAL NORWAY			52,061,218

	SINGAPORE — (0.6%)
	Singapore Government Bond
	2.875%, 09/01/30	SGD	25,700	20,582,870

	SPAIN — (0.5%)
	Banco Santander SA
	3.490%, 05/28/30		4,000	4,247,331
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	225,532
	4.400%, 07/13/27		2,000	2,225,058
	Santander UK PLC
	4.000%, 03/13/24		103	110,451
	3.875%, 10/15/29	GBP	1,478	2,364,314
	Telefonica Emisiones SA
	1.715%, 01/12/28	EUR	4,300	5,344,603
	5.445%, 10/08/29	GBP	650	1,110,871
	Telefonica Europe BV
	8.250%, 09/15/30		500	708,207

	TOTAL SPAIN			16,336,367

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.8%)
	African Development Bank
	3.350%, 08/08/28	AUD	6,000	4,779,947
	Asian Development Bank
	2.350%, 06/21/27	JPY	2,970,000	29,706,169
	EUROFIMA
	3.350%, 05/21/29	AUD	8,000	6,360,787
	European Investment Bank
	2.150%, 01/18/27	JPY	1,489,600	14,601,505
	5.625%, 06/07/32	GBP	500	974,252
	Inter-American Development Bank
	2.250%, 06/18/29		8,000	8,395,194
	1.125%, 01/13/31		9,900	9,486,200

100

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	0.750%, 11/24/27		14,000	$13,461,656
	3.300%, 08/14/28	AUD	6,500	5,212,008
	1.000%, 12/21/29	GBP	2,600	3,507,934
International Finance Corp.
	1.250%, 02/06/31	AUD	3,000	2,010,064

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			98,495,716

SWEDEN — (0.0%)
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	110	127,468

	SWITZERLAND — (0.4%)
	ABB Finance USA, Inc.
	2.875%, 05/08/22		45	45,578
	Novartis Capital Corp.
	2.200%, 08/14/30		6,200	6,329,808
	Novartis Finance SA
	1.375%, 08/14/30	EUR	4,000	4,971,927
	UBS Group AG
	1.250%, 09/01/26	EUR	1,800	2,159,862

	TOTAL SWITZERLAND			13,507,175

UNITED KINGDOM — (4.8%)
	AstraZeneca PLC
	1.250%, 05/12/28	EUR	1,200	1,461,618
	5.750%, 11/13/31	GBP	450	846,984
Barclays PLC
	4.375%, 01/12/26		2,000	2,202,735
	3.250%, 02/12/27	GBP	1,657	2,398,058
	3.250%, 01/17/33	GBP	6,500	9,641,349
	BAT Capital Corp.
#	2.726%, 03/25/31		3,200	3,124,172
	BAT International Finance PLC
	4.000%, 09/04/26	GBP	1,220	1,809,587
	1.250%, 03/13/27	EUR	1,000	1,173,784
	3.125%, 03/06/29	EUR	3,200	4,107,872
	BP Capital Markets America, Inc.
	3.017%, 01/16/27		127	134,839
	3.633%, 04/06/30		800	885,892
	BP Capital Markets PLC
	3.535%, 11/04/24		15	16,075
	1.231%, 05/08/31	EUR	2,500	2,975,862
	British Telecommunications PLC
	1.500%, 06/23/27	EUR	2,500	2,972,648
	5.125%, 12/04/28		1,000	1,150,500
	5.750%, 12/07/28	GBP	1,000	1,658,859
Ω	3.250%, 11/08/29		4,000	4,141,049

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	3.125%, 11/21/31	GBP	1,500	$2,112,354
	Centrica PLC
	4.375%, 03/13/29	GBP	1,000	1,581,708
	CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	2,000	2,440,306
	1.625%, 07/03/29	EUR	2,550	3,091,086
	Coca-Cola European Partners PLC
	1.750%, 05/26/28	EUR	1,400	1,739,531
	Diageo Finance PLC
	1.500%, 10/22/27	EUR	1,000	1,236,150
	GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	1,388	2,595,783
	HSBC Holdings PLC
	2.625%, 08/16/28	GBP	5,164	7,270,024
	4.950%, 03/31/30		2,000	2,354,604
	Janus Capital Group, Inc.
	4.875%, 08/01/25		106	117,288
	Lloyds Banking Group PLC
	3.750%, 01/11/27		3,500	3,800,400
	1.500%, 09/12/27	EUR	2,100	2,587,151
	4.550%, 08/16/28		2,300	2,624,912
	LSEGA Financing PLC
Ω	2.500%, 04/06/31		1,500	1,514,152
	Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	2,270,738
	Natwest Group PLC
	4.800%, 04/05/26		3,000	3,363,585
	Prudential PLC
	3.125%, 04/14/30		100	107,146
	Rolls-Royce PLC
Ω	3.625%, 10/14/25		5,720	5,841,150
	3.375%, 06/18/26	GBP	800	1,099,636
	Royalty Pharma PLC
	2.200%, 09/02/30		1,000	967,753
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	5,242,148
	Transport for London
	4.000%, 09/12/33	GBP	5,900	9,788,332
	Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	867,838
	United Kingdom Gilt
	0.250%, 07/31/31	GBP	15,200	19,266,602
	0.625%, 07/31/35	GBP	21,500	27,383,228
	Vodafone Group PLC
	1.500%, 07/24/27	EUR	1,750	2,148,810
	4.200%, 12/13/27	AUD	1,800	1,444,333
	7.875%, 02/15/30		77	108,327
	1.625%, 11/24/30	EUR	2,500	3,093,144
	5.900%, 11/26/32	GBP	3,250	6,138,750

	TOTAL UNITED KINGDOM			164,898,852

101

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (46.6%)
7-Eleven, Inc.
1.300%, 02/10/28		300	$285,815
AbbVie, Inc.
3.250%, 10/01/22		88	89,535
2.900%, 11/06/22		33	33,750
3.800%, 03/15/25		29	31,255
4.250%, 11/14/28		2,400	2,726,135
2.625%, 11/15/28	EUR	3,416	4,478,719
2.125%, 06/01/29	EUR	1,500	1,916,190
Activision Blizzard, Inc.
# 1.350%, 09/15/30		500	460,964
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		7,100	7,830,911
AECOM
5.125%, 03/15/27		5,660	6,247,225
Aetna, Inc.
2.750%, 11/15/22		97	98,672
6.750%, 12/15/37		700	1,025,474
Affiliated Managers Group, Inc.
3.300%, 06/15/30		2,600	2,770,751
Aflac, Inc.
3.250%, 03/17/25		129	137,804
3.600%, 04/01/30		4,025	4,469,344
Alabama Power Co.
2.800%, 04/01/25		30	31,351
Albemarle Corp.
4.150%, 12/01/24		86	93,051
Ally Financial, Inc.
8.000%, 11/01/31		2,800	4,009,106
Alphabet, Inc.
1.998%, 08/15/26		86	88,748
# 0.800%, 08/15/27		6,800	6,518,681
1.100%, 08/15/30		20,900	19,600,618
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	5,778,968
4.800%, 02/14/29		598	681,206
# 3.400%, 05/06/30		400	418,806
2.450%, 02/04/32		1,500	1,423,453
Amazon.com, Inc.
# 1.200%, 06/03/27		7,871	7,741,813
# 1.650%, 05/12/28		18,000	17,941,134
# 1.500%, 06/03/30		13,300	12,870,707
# 2.100%, 05/12/31		9,483	9,560,580
American Express Credit Corp.
3.300%, 05/03/27		131	142,753
American International Group, Inc.
4.125%, 02/15/24		118	126,343
3.900%, 04/01/26		46	50,509
1.875%, 06/21/27	EUR	4,075	5,010,112
American Tower Corp.
2.300%, 09/15/31		500	488,651

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Water Capital Corp.
3.850%, 03/01/24		25	$26,529
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	45,795
2.875%, 09/15/26		65	68,903
AmerisourceBergen Corp.
3.400%, 05/15/24		433	458,376
2.800%, 05/15/30		6,900	7,121,262
Amgen, Inc.
3.125%, 05/01/25		37	39,105
2.600%, 08/19/26		28	29,252
4.000%, 09/13/29	GBP	1,836	2,917,039
2.450%, 02/21/30		350	355,678
2.300%, 02/25/31		2,413	2,400,282
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	5,100,618
Analog Devices, Inc.
3.500%, 12/05/26		23	25,171
Anthem, Inc.
3.125%, 05/15/22		25	25,364
3.500%, 08/15/24		58	61,644
2.250%, 05/15/30		1,550	1,545,440
Aon Corp.
4.500%, 12/15/28		960	1,110,272
3.750%, 05/02/29		5,000	5,546,225
2.800%, 05/15/30		2,550	2,642,556
Aon PLC
4.000%, 11/27/23		47	49,681
3.500%, 06/14/24		107	113,425
2.875%, 05/14/26	EUR	1,400	1,801,331
Apple, Inc.
2.500%, 02/09/25		53	55,361
2.450%, 08/04/26		200	209,483
1.625%, 11/10/26	EUR	500	622,450
3.000%, 06/20/27		64	69,063
2.000%, 09/17/27	EUR	150	191,572
3.000%, 11/13/27		3,081	3,313,092
1.200%, 02/08/28		7,000	6,782,113
3.050%, 07/31/29	GBP	2,156	3,315,419
2.200%, 09/11/29		19,100	19,532,045
1.650%, 05/11/30		14,400	13,990,990
1.250%, 08/20/30		25,800	24,358,924
# 1.650%, 02/08/31		3,000	2,905,720
Applied Materials, Inc.
3.300%, 04/01/27		59	64,014
ArcelorMittal SA
# 4.250%, 07/16/29		1,000	1,098,163
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	61,056
Ares Capital Corp.
4.200%, 06/10/24		6,000	6,387,338
3.875%, 01/15/26		4,000	4,242,885
3.200%, 11/15/31		3,000	2,989,644

102

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	$2,380,251
	Ashland LLC
Ω	3.375%, 09/01/31		5,000	4,937,500
	Assurant, Inc.
#	2.650%, 01/15/32		1,750	1,720,494
	AT&T, Inc.
	1.800%, 09/05/26	EUR	800	983,913
	4.375%, 09/14/29	GBP	500	798,775
	2.600%, 12/17/29	EUR	1,463	1,919,138
#	2.750%, 06/01/31		3,500	3,560,305
	3.550%, 12/17/32	EUR	1,500	2,143,772
	2.550%, 12/01/33		746	724,491
	4.850%, 03/01/39		1,700	2,042,870
	5.550%, 08/15/41		2,000	2,631,365
	Autodesk, Inc.
	4.375%, 06/15/25		35	38,370
	3.500%, 06/15/27		3,236	3,511,968
	Automatic Data Processing, Inc.
	3.375%, 09/15/25		114	122,925
	1.700%, 05/15/28		400	397,883
	1.250%, 09/01/30		10,558	9,967,074
	AutoNation, Inc.
	2.400%, 08/01/31		3,800	3,684,198
	AutoZone, Inc.
	2.875%, 01/15/23		140	142,946
	3.250%, 04/15/25		72	76,280
	AvalonBay Communities, Inc.
	2.050%, 01/15/32		1,500	1,469,542
	Avnet, Inc.
	4.625%, 04/15/26		65	71,786
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		2,000	2,157,421
	Ball Corp.
	4.875%, 03/15/26		4,000	4,385,000
	2.875%, 08/15/30		6,100	5,863,625
	Baltimore Gas & Electric Co.
	2.400%, 08/15/26		8	8,311
	Bank of America Corp.
	3.300%, 01/11/23		52	53,731
	4.000%, 04/01/24		72	77,255
	7.000%, 07/31/28	GBP	1,500	2,730,305
	Bank of New York Mellon Corp.
	2.800%, 05/04/26		64	67,698
#	1.800%, 07/28/31		2,000	1,952,280
	Bath & Body Works, Inc.
	5.250%, 02/01/28		2,000	2,156,000
	Baxter International, Inc.
	2.600%, 08/15/26		49	51,204
	1.300%, 05/15/29	EUR	1,300	1,566,101
	Belo Corp.
	7.250%, 09/15/27		1,000	1,160,000

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30		2,005	$1,983,104
	1.450%, 10/15/30		11,500	11,006,873
Berkshire Hathaway, Inc.
	3.400%, 01/31/22		37	37,288
	1.125%, 03/16/27	EUR	3,800	4,576,383
	0.440%, 09/13/29	JPY	1,920,000	16,450,417
	0.437%, 04/15/31	JPY	1,700,000	14,862,760
Best Buy Co., Inc.
	4.450%, 10/01/28		5,000	5,709,415
Biogen, Inc.
	2.250%, 05/01/30		3,000	2,960,203
Black Hills Corp.
	4.350%, 05/01/33		2,250	2,574,456
BlackRock, Inc.
#	3.250%, 04/30/29		15,544	17,019,445
	2.400%, 04/30/30		9,500	9,805,310
	1.900%, 01/28/31		13,800	13,648,666
Boeing Co.
	2.500%, 03/01/25		75	76,374
	2.600%, 10/30/25		42	43,009
	2.950%, 02/01/30		2,000	2,022,784
#	3.550%, 03/01/38		2,000	2,034,554
Booking Holdings, Inc.
	3.600%, 06/01/26		108	117,499
	1.800%, 03/03/27	EUR	800	989,941
	4.625%, 04/13/30		5,182	6,110,603
Boston Properties LP
	3.400%, 06/21/29		200	214,442
	3.250%, 01/30/31		600	629,453
BP Capital Markets America, Inc.
	4.234%, 11/06/28		230	262,322
Bristol-Myers Squibb Co.
	2.000%, 08/01/22		79	79,981
Brixmor Operating Partnership LP
	2.500%, 08/16/31		550	538,329
Broadcom, Inc.
	4.300%, 11/15/32		2,700	3,006,371
Ω	3.419%, 04/15/33		1,000	1,032,515
Ω	3.137%, 11/15/35		205	201,477
Ω	3.500%, 02/15/41		3,000	2,975,999
Brown & Brown, Inc.
	4.200%, 09/15/24		54	58,292
	4.500%, 03/15/29		1,500	1,703,064
Brown-Forman Corp.
	1.200%, 07/07/26	EUR	2,000	2,411,601
	2.600%, 07/07/28	GBP	1,100	1,601,162
Buckeye Partners LP
	4.150%, 07/01/23		22	22,762
	3.950%, 12/01/26		87	89,190
Bunge Ltd Finance Corp.
#	3.750%, 09/25/27		2,900	3,169,997

103

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Burlington Northern Santa Fe LLC
	7.000%, 12/15/25		10	$12,212
	Camden Property Trust
	2.800%, 05/15/30		6,188	6,491,894
	Campbell Soup Co.
	3.300%, 03/19/25		47	49,827
	4.150%, 03/15/28		2,883	3,230,315
#	2.375%, 04/24/30		1,460	1,459,825
	Capital One Financial Corp.
	3.750%, 04/24/24		54	57,419
	3.750%, 03/09/27		1,800	1,963,009
	3.800%, 01/31/28		4,400	4,853,573
	1.650%, 06/12/29	EUR	2,800	3,375,380
	Cardinal Health, Inc.
#	3.410%, 06/15/27		4,067	4,387,276
	Cargill, Inc.
Ω	2.125%, 04/23/30		2,000	2,005,462
	CF Industries, Inc.
	3.450%, 06/01/23		1,364	1,414,386
	5.150%, 03/15/34		4,000	4,858,140
	Charles Schwab Corp.
	2.750%, 10/01/29		2,000	2,103,138
	Chemours Co.
#	5.375%, 05/15/27		1,600	1,688,000
	Chevron Corp.
	2.954%, 05/16/26		133	141,731
	1.995%, 05/11/27		5,200	5,299,198
	2.236%, 05/11/30		18,429	18,828,629
	Chevron USA, Inc.
	1.018%, 08/12/27		14,400	13,930,005
	3.850%, 01/15/28		5,937	6,653,108
	3.250%, 10/15/29		200	218,771
	Choice Hotels International, Inc.
#	3.700%, 12/01/29		1,500	1,598,100
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24		60	63,781
	1.550%, 03/15/28	EUR	4,900	6,012,669
	CI Financial Corp.
	3.200%, 12/17/30		672	688,503
	Cigna Corp.
	3.400%, 03/01/27		174	187,228
	4.375%, 10/15/28		3,750	4,298,824
	Cisco Systems, Inc.
#	5.500%, 01/15/40		4,000	5,618,058
	CIT Group, Inc.
	5.250%, 03/07/25		1,465	1,607,837
	Citigroup, Inc.
	4.500%, 01/14/22		17	17,136
	3.875%, 10/25/23		33	35,066
	1.500%, 10/26/28	EUR	1,900	2,325,574
	CME Group, Inc.
	3.000%, 03/15/25		33	34,819

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.750%, 06/15/28		3,200	$3,581,091
	CMS Energy Corp.
	3.600%, 11/15/25		37	39,673
	3.000%, 05/15/26		58	61,314
	CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,478,512
	5.250%, 05/30/29		2,000	2,332,301
	Coca-Cola Co.
	2.900%, 05/25/27		275	294,992
	Comcast Corp.
	3.375%, 08/15/25		49	52,581
	4.250%, 01/15/33		3,150	3,687,633
	Comerica, Inc.
	4.000%, 02/01/29		3,500	3,975,064
	Conagra Brands, Inc.
	5.300%, 11/01/38		2,000	2,536,408
	ConocoPhillips Co.
	4.950%, 03/15/26		173	196,727
	6.950%, 04/15/29		800	1,060,093
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	15,895
	Constellation Brands, Inc.
	3.500%, 05/09/27		3,000	3,258,369
	Costco Wholesale Corp.
#	1.375%, 06/20/27		5,000	4,964,070
	1.600%, 04/20/30		7,325	7,133,313
	1.750%, 04/20/32		9,800	9,551,408
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	84,697
Ω	3.500%, 08/15/27		800	865,838
Ω	4.800%, 02/01/35		5,000	5,934,593
	Crown Castle International Corp.
#	2.250%, 01/15/31		1,500	1,459,125
	Cummins, Inc.
	1.500%, 09/01/30		500	476,564
	CVS Health Corp.
	3.375%, 08/12/24		174	184,122
	3.250%, 08/15/29		1,000	1,068,874
	CyrusOne LP/CyrusOne Finance Corp.
#	2.150%, 11/01/30		4,800	4,529,155
	Darden Restaurants, Inc.
#	3.850%, 05/01/27		4,000	4,348,306
	DCP Midstream Operating LP
	5.375%, 07/15/25		6,100	6,740,500
	Deere & Co.
	5.375%, 10/16/29		5	6,258
	DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	1,300	1,563,795
	Discover Bank
	4.650%, 09/13/28		2,600	2,993,129

104

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Discovery Communications LLC
	3.900%, 11/15/24		63	$67,537
	3.450%, 03/15/25		66	70,066
	1.900%, 03/19/27	EUR	5,700	6,947,467
	3.625%, 05/15/30		3,000	3,227,559
	Dollar General Corp.
	3.250%, 04/15/23		79	81,461
	4.150%, 11/01/25		13	14,309
	4.125%, 05/01/28		2,000	2,262,047
	Dollar Tree, Inc.
	4.200%, 05/15/28		3,600	4,052,805
	Dominion Energy, Inc.
#	3.900%, 10/01/25		117	127,247
	Dover Corp.
	1.250%, 11/09/26	EUR	3,100	3,726,263
	DPL, Inc.
	4.125%, 07/01/25		940	994,172
	DTE Energy Co.
	2.850%, 10/01/26		500	524,064
	DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	2,846,339
	E*TRADE Financial Corp.
	4.500%, 06/20/28		3,297	3,753,444
	Eagle Materials, Inc.
	2.500%, 07/01/31		3,000	2,968,998
	Eastman Chemical Co.
	3.800%, 03/15/25		51	54,780
	1.875%, 11/23/26	EUR	5,000	6,172,924
	Eaton Corp.
	4.000%, 11/02/32		500	576,795
	eBay, Inc.
	3.600%, 06/05/27		2,215	2,417,946
	Ecolab, Inc.
	2.700%, 11/01/26		52	54,962
	Edison International
#	4.125%, 03/15/28		995	1,065,439
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30		1,000	1,013,100
	Emerson Electric Co.
	3.150%, 06/01/25		62	65,935
	Energy Transfer LP
	4.750%, 01/15/26		2,366	2,619,534
#	3.750%, 05/15/30		5,000	5,329,157
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,885,000
	Enterprise Products Operating LLC
	3.900%, 02/15/24		24	25,482
	3.700%, 02/15/26		62	67,216
	Equifax, Inc.
	3.250%, 06/01/26		900	952,906
	3.100%, 05/15/30		4,000	4,208,496
	Equitable Holdings, Inc.
	4.350%, 04/20/28		800	905,526

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Exelon Corp.
	3.950%, 06/15/25		27	$29,160
	Expedia Group, Inc.
	3.800%, 02/15/28		4,426	4,777,335
	3.250%, 02/15/30		2,500	2,570,253
	Extra Space Storage LP
	2.350%, 03/15/32		1,000	973,305
	Exxon Mobil Corp.
#	2.440%, 08/16/29		7,900	8,158,530
	FedEx Corp.
	1.625%, 01/11/27	EUR	2,000	2,449,037
	3.400%, 02/15/28		1,000	1,094,017
	3.100%, 08/05/29		910	970,484
	4.900%, 01/15/34		1,300	1,586,385
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	9,010,792
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	3,095,833
	2.450%, 03/15/31		2,350	2,329,975
	Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,765,776
	3.360%, 05/21/31	GBP	3,143	4,750,494
	FirstEnergy Corp.
	7.375%, 11/15/31		750	1,021,732
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	8,800	10,748,071
	3.000%, 07/01/31	GBP	2,000	2,944,212
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,552,837
	Flex Ltd.
	4.875%, 06/15/29		1,794	2,039,661
	4.875%, 05/12/30		9,200	10,547,536
	Flowserve Corp.
	3.500%, 10/01/30		300	314,021
	2.800%, 01/15/32		5,700	5,575,268
	Ford Motor Credit Co. LLC
	4.134%, 08/04/25		4,000	4,225,000
	5.113%, 05/03/29		4,000	4,445,000
	Fox Corp.
	4.709%, 01/25/29		79	91,274
	GATX Corp.
	3.250%, 03/30/25		60	62,899
	3.250%, 09/15/26		32	33,931
	3.500%, 03/15/28		500	537,611
	GE Capital Funding LLC
	4.550%, 05/15/32		4,000	4,787,615
	General Electric Co.
	0.375%, 05/17/22	EUR	135	156,578
	3.375%, 03/11/24		37	39,064
	0.875%, 05/17/25	EUR	500	589,329
	6.750%, 03/15/32		221	303,753

105

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
General Mills, Inc.
	3.200%, 02/10/27		1,007	$1,079,738
	1.500%, 04/27/27	EUR	2,000	2,455,145
General Motors Co.
	6.125%, 10/01/25		2,000	2,321,221
	4.200%, 10/01/27		1,400	1,530,239
	6.800%, 10/01/27		1,035	1,275,811
General Motors Financial Co., Inc.
	5.250%, 03/01/26		178	201,303
	4.350%, 01/17/27		1,058	1,168,101
Georgia Power Co.
	3.250%, 03/30/27		154	163,692
Global Payments, Inc.
	4.800%, 04/01/26		69	77,248
#	3.200%, 08/15/29		150	156,829
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		5,000	5,720,300
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		250	266,927
	1.625%, 07/27/26	EUR	1,175	1,432,219
	2.000%, 03/22/28	EUR	2,000	2,489,793
	3.800%, 03/15/30		950	1,051,912
	6.125%, 02/15/33		2,484	3,291,324
Goodyear Tire & Rubber Co.
#	4.875%, 03/15/27		2,739	2,912,926
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		1,151	1,238,764
Ω	3.500%, 03/15/28		3,000	3,022,500
Halliburton Co.
	3.500%, 08/01/23		4	4,168
#	3.800%, 11/15/25		124	135,092
#	2.920%, 03/01/30		500	516,632
Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		7,800	8,338,083
Harley-Davidson, Inc.
#	3.500%, 07/28/25		42	44,364
Hasbro, Inc.
	3.500%, 09/15/27		3,912	4,211,047
HCA, Inc.
	5.375%, 02/01/25		6,805	7,570,562
	3.500%, 09/01/30		725	762,446
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,800	2,784,992
Healthcare Trust of America Holdings LP
	2.000%, 03/15/31		1,600	1,511,296
Hess Corp.
	4.300%, 04/01/27		2,000	2,193,532
Honeywell International, Inc.
#	2.500%, 11/01/26		102	107,378

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.250%, 02/22/28	EUR	3,905	$5,008,148
	Howmet Aerospace, Inc.
#	6.875%, 05/01/25		32	37,079
	5.900%, 02/01/27		2,700	3,091,527
	6.750%, 01/15/28		700	851,375
	HP, Inc.
	3.400%, 06/17/30		3,300	3,485,651
	Humana, Inc.
	3.850%, 10/01/24		91	97,723
	Huntington Bancshares, Inc.
	2.300%, 01/14/22		18	18,043
	Huntsman International LLC
	4.500%, 05/01/29		5,550	6,234,773
	Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,809,641
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		3,380	3,334,674
	1.850%, 09/15/32		500	469,820
	International Business Machines Corp.
	1.750%, 03/07/28	EUR	1,000	1,251,442
#	3.500%, 05/15/29		800	876,578
	International Flavors & Fragrances, Inc.
#Ω	3.268%, 11/15/40		1,500	1,545,509
	International Paper Co.
	5.000%, 09/15/35		2,210	2,712,231
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		274	293,558
	4.650%, 10/01/28		500	581,340
	J M Smucker Co.
	3.500%, 03/15/25		58	62,106
	Jabil, Inc.
	3.600%, 01/15/30		3,283	3,566,809
	3.000%, 01/15/31		3,475	3,556,924
	Japan Government Twenty Year Bond
	0.400%, 03/20/36	JPY	330,000	2,945,896
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		57	65,205
	2.625%, 10/15/31		5,500	5,396,064
	Johnson & Johnson
	2.450%, 03/01/26		38	39,920
	2.950%, 03/03/27		500	538,944
#	0.950%, 09/01/27		1,000	968,506
	2.900%, 01/15/28		5,016	5,392,313
#	1.300%, 09/01/30		4,400	4,215,438
	JPMorgan Chase & Co.
	3.900%, 07/15/25		129	140,175
	Juniper Networks, Inc.
	3.750%, 08/15/29		4,000	4,355,970
	2.000%, 12/10/30		750	710,320

106

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	KB Home
	4.000%, 06/15/31		2,500	$2,534,375
	Kellogg Co.
	3.250%, 04/01/26		661	706,842
	7.450%, 04/01/31		61	86,664
	Kemper Corp.
#	2.400%, 09/30/30		4,400	4,340,514
	Kilroy Realty LP
	2.500%, 11/15/32		10,500	10,288,210
	Kimco Realty Corp.
	1.900%, 03/01/28		400	394,055
	2.250%, 12/01/31		1,000	974,370
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		3,300	4,654,297
	Kraft Heinz Foods Co.
	2.250%, 05/25/28	EUR	200	248,066
	Kroger Co.
	3.700%, 08/01/27		3,394	3,734,822
	7.500%, 04/01/31		90	126,519
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	47,475
	Lazard Group LLC
	4.500%, 09/19/28		1,800	2,065,496
	Lear Corp.
	3.800%, 09/15/27		5,100	5,570,198
	4.250%, 05/15/29		1,000	1,115,689
	Legg Mason, Inc.
	3.950%, 07/15/24		55	59,229
	4.750%, 03/15/26		23	26,066
	Leggett & Platt, Inc.
	4.400%, 03/15/29		9,326	10,604,470
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	6,594,189
Ω	4.569%, 02/01/29		78	89,996
	Lincoln National Corp.
	3.050%, 01/15/30		4,900	5,174,166
#	3.400%, 01/15/31		127	137,020
	Lockheed Martin Corp.
	3.550%, 01/15/26		56	61,001
	Loews Corp.
	2.625%, 05/15/23		44	45,158
	Lowe’s Cos., Inc.
	3.120%, 04/15/22		3	3,017
	3.375%, 09/15/25		61	65,545
	LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	7,971,151
	Marathon Petroleum Corp.
	3.625%, 09/15/24		96	102,214
	Markel Corp.
	3.350%, 09/17/29		4,300	4,643,233

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Marriott International, Inc.
	3.750%, 03/15/25		1,500	$1,594,252
	4.000%, 04/15/28		5,901	6,461,275
	4.650%, 12/01/28		650	737,610
	2.750%, 10/15/33		500	487,963
	Mars, Inc.
Ω	3.600%, 04/01/34		595	667,040
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	102,970
	1.349%, 09/21/26	EUR	6,000	7,245,775
	4.375%, 03/15/29		800	924,040
	2.250%, 11/15/30		1,650	1,649,089
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		69	74,863
	McDonald’s Corp.
	1.500%, 11/28/29	EUR	1,000	1,228,206
	5.875%, 04/23/32	GBP	750	1,400,840
	McKesson Corp.
	3.125%, 02/17/29	GBP	4,420	6,485,951
	Medtronic, Inc.
	3.500%, 03/15/25		7	7,545
Merck & Co., Inc.
#	2.750%, 02/10/25		136	142,748
	3.400%, 03/07/29		2,200	2,416,265
	Meritage Homes Corp.
	6.000%, 06/01/25		3,008	3,377,082
	MetLife, Inc.
	3.600%, 04/10/24		189	201,510
	6.500%, 12/15/32		281	391,672
	MGM Resorts International
	5.750%, 06/15/25		2,928	3,162,240
	4.625%, 09/01/26		2,693	2,814,185
	Micron Technology, Inc.
	5.327%, 02/06/29		550	648,752
	Microsoft Corp.
	4.200%, 11/03/35		900	1,108,362
	Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		5,000	5,156,250
	Molson Coors Beverage Co.
	3.500%, 05/01/22		33	33,497
	1.250%, 07/15/24	EUR	1,200	1,423,423
	3.000%, 07/15/26		687	727,722
	Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	3,070,422
	Morgan Stanley
	1.375%, 10/27/26	EUR	2,550	3,092,063
	1.875%, 04/27/27	EUR	1,856	2,302,108
#	7.250%, 04/01/32		1,500	2,162,869
	Mosaic Co.
	4.050%, 11/15/27		5,000	5,550,037
	Motorola Solutions, Inc.
#	4.600%, 02/23/28		500	572,564
	4.600%, 05/23/29		4,260	4,903,314

107

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
MPLX LP
	4.125%, 03/01/27		2,876	$3,171,451
#	4.000%, 03/15/28		1,500	1,649,838
Mylan, Inc.
	4.200%, 11/29/23		52	55,052
Nasdaq, Inc.
	4.250%, 06/01/24		33	35,434
	1.750%, 03/28/29	EUR	5,924	7,328,883
National Australia Bank Ltd.
	1.250%, 05/18/26	EUR	1,000	1,209,134
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,814,860
Nestle Holdings, Inc.
Ω	1.000%, 09/15/27		8,249	7,949,117
#Ω	1.500%, 09/14/28		11,000	10,764,157
Ω	1.875%, 09/14/31		9,600	9,456,240
	1.375%, 06/23/33	GBP	12,600	16,763,294
NetApp, Inc.
	3.250%, 12/15/22		13	13,217
Netflix, Inc.
	4.875%, 04/15/28		3,040	3,482,685
	5.875%, 11/15/28		2,800	3,408,160
Ω	5.375%, 11/15/29		1,000	1,206,180
Newell Brands, Inc.
	4.875%, 06/01/25		6,500	7,119,710
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		1,184	1,284,409
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		2,980	3,169,975
#Ω	4.500%, 09/15/27		4,700	5,028,060
NIKE, Inc.
	2.850%, 03/27/30		16,000	17,139,540
	3.250%, 03/27/40		3,000	3,299,567
Nordstrom, Inc.
#	4.000%, 03/15/27		1,500	1,541,250
#	4.375%, 04/01/30		2,300	2,340,158
Norfolk Southern Corp.
	2.900%, 06/15/26		526	556,690
NOV, Inc.
	3.600%, 12/01/29		5,000	5,259,075
Nucor Corp.
#	2.700%, 06/01/30		400	412,700
NuStar Logistics LP
	5.625%, 04/28/27		432	453,060
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	34,818
Omnicom Group, Inc.
	4.200%, 06/01/30		900	1,021,327
OneMain Finance Corp.
	6.875%, 03/15/25		3,500	3,906,875
	7.125%, 03/15/26		5,000	5,675,000

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	ONEOK, Inc.
	4.000%, 07/13/27		77	$84,267
	4.550%, 07/15/28		1,766	1,988,654
	4.350%, 03/15/29		3,073	3,427,071
	6.350%, 01/15/31		2,000	2,541,212
	Oracle Corp.
	2.500%, 10/15/22		22	22,402
	3.250%, 11/15/27		5,956	6,365,241
	3.800%, 11/15/37		2,000	2,145,867
	5.375%, 07/15/40		1,100	1,392,755
	O’Reilly Automotive, Inc.
	3.600%, 09/01/27		2,200	2,415,308
	Owens Corning
	3.875%, 06/01/30		583	639,415
	Parker-Hannifin Corp.
	3.300%, 11/21/24		71	75,229
	3.250%, 06/14/29		2,750	2,946,884
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		1,589	1,704,630
	PepsiCo, Inc.
	2.750%, 03/05/22		33	33,281
	0.875%, 07/18/28	EUR	1,500	1,791,686
	PerkinElmer, Inc.
	3.300%, 09/15/29		1,100	1,178,838
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,668,966
	Pfizer, Inc.
#	1.700%, 05/28/30		6,200	6,080,453
	3.900%, 03/15/39		400	471,179
	Philip Morris International, Inc.
	3.250%, 11/10/24		68	72,325
	2.875%, 05/14/29	EUR	2,650	3,518,008
	3.375%, 08/15/29		2,000	2,189,529
	2.100%, 05/01/30		6,400	6,326,397
	0.800%, 08/01/31	EUR	3,200	3,569,765
	Phillips 66 Partners LP
	3.550%, 10/01/26		752	805,406
	3.750%, 03/01/28		700	764,643
	3.150%, 12/15/29		2,000	2,090,449
	Plains All American Pipeline LP/PAA Finance Corp.
	4.650%, 10/15/25		800	878,257
	3.800%, 09/15/30		5,000	5,282,485
	PNC Financial Services Group, Inc.
	3.300%, 03/08/22		9	9,070
	PPG Industries, Inc.
	1.400%, 03/13/27	EUR	1,800	2,200,724
	2.800%, 08/15/29		947	982,794
	2.550%, 06/15/30		6,000	6,140,123

108

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Principal Financial Group, Inc.
	3.125%, 05/15/23		52	$53,875
	3.100%, 11/15/26		53	56,442
Procter & Gamble Co.
	2.450%, 11/03/26		13	13,703
	4.875%, 05/11/27	EUR	1,000	1,455,536
	6.250%, 01/31/30	GBP	563	1,053,076
	3.000%, 03/25/30		2,300	2,500,327
	1.200%, 10/29/30		10,000	9,455,849
Progress Energy, Inc.
	7.750%, 03/01/31		1,130	1,577,389
	7.000%, 10/30/31		630	857,257
Prologis LP
	2.250%, 04/15/30		104	104,977
Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	838,943
PulteGroup, Inc.
	5.500%, 03/01/26		759	870,535
#	5.000%, 01/15/27		2,763	3,171,565
QUALCOMM, Inc.
	1.650%, 05/20/32		1,848	1,747,659
Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	4,265
	4.200%, 06/30/29		925	1,050,223
Radian Group, Inc.
	4.500%, 10/01/24		6,000	6,360,000
Ralph Lauren Corp.
	2.950%, 06/15/30		3,872	4,053,068
Rayonier LP
	2.750%, 05/17/31		1,530	1,518,804
Raytheon Technologies Corp.
#	2.250%, 07/01/30		800	803,010
Reinsurance Group of America, Inc.
	4.700%, 09/15/23		45	48,090
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	70,569
Royalty Pharma PLC
	3.300%, 09/02/40		3,300	3,297,002
Seagate HDD Cayman
	4.125%, 01/15/31		4,000	4,061,920
Sealed Air Corp.
Ω	5.125%, 12/01/24		1,817	1,957,817
Ω	5.500%, 09/15/25		2,600	2,873,000
Ω	4.000%, 12/01/27		2,000	2,090,000
Sempra Energy
	4.050%, 12/01/23		49	51,889
	3.550%, 06/15/24		76	80,295
#	3.800%, 02/01/38		2,000	2,215,176
Sensata Technologies BV
Ω	5.000%, 10/01/25		5,859	6,418,066
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		2,000	2,110,769

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Sherwin-Williams Co.
	2.950%, 08/15/29		4,670	$4,945,428
Simon Property Group LP
#	2.650%, 07/15/30		7,264	7,414,287
Southern Power Co.
	1.850%, 06/20/26	EUR	1,200	1,482,634
Southwest Airlines Co.
	4.750%, 05/04/23		5,500	5,820,076
#	3.000%, 11/15/26		1,107	1,163,354
Southwest Gas Corp.
	2.200%, 06/15/30		900	880,358
Square, Inc.
#Ω	3.500%, 06/01/31		9,652	9,893,300
Steel Dynamics, Inc.
	3.250%, 01/15/31		1,100	1,167,370
Steelcase, Inc.
	5.125%, 01/18/29		4,342	4,942,907
Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31		5,500	5,417,519
STORE Capital Corp.
#	4.625%, 03/15/29		1,000	1,126,504
#	2.750%, 11/18/30		1,300	1,300,496
Stryker Corp.
	3.375%, 05/15/24		6	6,336
	2.125%, 11/30/27	EUR	4,709	5,949,292
Tapestry, Inc.
#	4.250%, 04/01/25		1,000	1,081,313
Target Corp.
	2.500%, 04/15/26		31	32,742
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	111,875
Ω	5.750%, 01/15/28		5,000	5,504,600
Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	2,008,882
Textron, Inc.
	2.450%, 03/15/31		1,000	994,960
Thermo Fisher Scientific, Inc.
	1.450%, 03/16/27	EUR	1,000	1,218,764
	1.375%, 09/12/28	EUR	1,315	1,593,231
Toll Brothers Finance Corp.
#	4.875%, 03/15/27		1,800	2,000,250
	4.350%, 02/15/28		3,800	4,146,750
#	3.800%, 11/01/29		2,000	2,142,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		3,700	4,098,675
Trimble, Inc.
	4.900%, 06/15/28		500	573,158
Trinity Industries, Inc.
	4.550%, 10/01/24		1,190	1,261,221
Twitter, Inc.
Ω	3.875%, 12/15/27		7,000	7,361,620
Under Armour, Inc.
	3.250%, 06/15/26		7,250	7,431,250

109

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	UnitedHealth Group, Inc.
	2.750%, 02/15/23		101	$103,398
	Unum Group
	3.875%, 11/05/25		23	24,546
	4.000%, 06/15/29		5,100	5,647,359
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,173	2,363,422
	3.125%, 11/22/28	EUR	3,400	4,470,869
	Valero Energy Corp.
	3.400%, 09/15/26		1,046	1,118,255
	VeriSign, Inc.
	2.700%, 06/15/31		1,000	1,010,010
	Verizon Communications, Inc.
	1.375%, 10/27/26	EUR	1,500	1,822,243
#	4.329%, 09/21/28		200	228,301
	1.375%, 11/02/28	EUR	2,000	2,440,547
	4.016%, 12/03/29		183	205,086
	2.625%, 12/01/31	EUR	2,500	3,347,891
Ω	2.355%, 03/15/32		53	52,209
	VF Corp.
	2.950%, 04/23/30		701	734,222
	ViacomCBS, Inc.
	3.875%, 04/01/24		57	60,442
	7.875%, 07/30/30		2,013	2,818,196
	4.950%, 01/15/31		1,200	1,424,782
	4.200%, 05/19/32		2,000	2,276,357
	5.500%, 05/15/33		400	504,153
	Viatris, Inc.
	3.850%, 06/22/40		4,250	4,551,656
	Visa, Inc.
	2.050%, 04/15/30		5,500	5,579,062
	1.100%, 02/15/31		23,000	21,495,223
	4.150%, 12/14/35		4,700	5,650,322
	VMware, Inc.
	4.650%, 05/15/27		1,000	1,133,180
	3.900%, 08/21/27		5,021	5,506,689
	Vontier Corp.
Ω	2.950%, 04/01/31		1,100	1,086,360
	Vornado Realty LP
	3.400%, 06/01/31		4,650	4,770,981
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		1,064	1,140,515
	2.125%, 11/20/26	EUR	2,700	3,340,926
#	3.200%, 04/15/30		730	776,332
	Walmart, Inc.
	1.500%, 09/22/28		5,000	4,945,777
	4.875%, 09/21/29	EUR	1,166	1,805,010
	2.375%, 09/24/29		1,015	1,058,980
	5.750%, 12/19/30	GBP	3,919	7,282,014
	5.625%, 03/27/34	GBP	12,213	24,072,029
	5.250%, 09/28/35	GBP	10,972	21,522,658
	Walt Disney Co.
	3.800%, 03/22/30		1,896	2,136,008
#	2.650%, 01/13/31		1,000	1,039,170

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	WEC Energy Group, Inc.
	3.550%, 06/15/25		44	$47,140
	Wells Fargo & Co.
	3.500%, 03/08/22		18	18,201
	3.000%, 02/19/25		190	200,032
	3.000%, 04/22/26		32	33,869
	2.000%, 04/27/26	EUR	800	986,429
	1.375%, 10/26/26	EUR	500	601,313
	1.000%, 02/02/27	EUR	800	942,329
#	4.150%, 01/24/29		1,000	1,125,842
	2.500%, 05/02/29	GBP	750	1,059,464
	Welltower, Inc.
	3.100%, 01/15/30		1,000	1,051,283
	Western Digital Corp.
#	4.750%, 02/15/26		7,980	8,768,025
	Western Power Distribution South West PLC
	5.875%, 03/25/27	GBP	900	1,491,933
	2.375%, 05/16/29	GBP	1,300	1,839,428
	Westlake Chemical Corp.
	1.625%, 07/17/29	EUR	6,000	7,176,775
	3.375%, 06/15/30		1,100	1,176,192
	WestRock MWV LLC
	8.200%, 01/15/30		180	249,393
	Weyerhaeuser Co.
	7.375%, 03/15/32		900	1,276,982
	Whirlpool Corp.
	3.700%, 05/01/25		145	155,741
	4.750%, 02/26/29		1,000	1,161,992
	Whirlpool Finance Luxembourg Sarl
	1.250%, 11/02/26	EUR	1,200	1,443,786
	1.100%, 11/09/27	EUR	500	595,600
	Williams Cos., Inc.
	3.700%, 01/15/23		100	102,829
	4.000%, 09/15/25		136	147,816
	3.750%, 06/15/27		16	17,412
	Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	39,094
	Wisconsin Power & Light Co.
	1.950%, 09/16/31		750	732,467
	WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,877,823
	WRKCo, Inc.
	4.200%, 06/01/32		2,600	2,971,571
#	3.000%, 06/15/33		3,100	3,218,144
	Xerox Corp.
	4.070%, 03/17/22		13	13,137
#	3.800%, 05/15/24		2,050	2,129,437
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		5,000	5,193,750
#Ω	5.500%, 08/15/28		1,000	1,011,257
	Yum! Brands, Inc.
Ω	4.750%, 01/15/30		1,000	1,067,500

110

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25	3,010	$3,239,512
Zoetis, Inc.
	3.000%, 09/12/27	62	66,189

TOTAL UNITED STATES			1,610,570,950

TOTAL BONDS			3,042,980,524

TOTAL INVESTMENT SECURITIES (Cost $3,316,744,957)			3,358,356,738

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	8,240,177	$95,338,852

TOTAL INVESTMENTS — (100.0%) (Cost $3,412,082,362)			$3,453,695,590

As of October 31, 2021, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
SGD	292,685	USD	214,811	Citibank NA	11/02/21	$2,234
USD	21,648,825	SGD	29,085,391	HSBC Bank	11/02/21	80,126
SGD	350,703	USD	259,112	State Street Bank and Trust	11/02/21	957
USD	4,562,448	GBP	3,308,630	Goldman Sachs International	11/03/21	34,414
AUD	2,895,369	USD	2,161,193	Goldman Sachs International	11/04/21	16,869
NOK	1,902,444	USD	219,382	Citibank NA	11/08/21	5,810
NZD	519,169	USD	371,478	Goldman Sachs International	11/17/21	485
USD	20,866,371	SGD	28,091,081	HSBC Bank	11/30/21	37,570
USD	127,893,730	GBP	92,755,525	Royal Bank of Canada	12/31/21	913,685
USD	9,678,289	GBP	7,020,283	State Street Bank and Trust	12/31/21	67,693
USD	37,419,768	EUR	32,299,051	State Street Bank and Trust	01/06/22	16,326
USD	2,227,158	GBP	1,618,113	Goldman Sachs International	01/07/22	11,943
USD	5,547,004	EUR	4,738,057	BNY Mellon	01/12/22	59,499
USD	69,454,780	EUR	59,939,690	HSBC Bank	01/12/22	34,053
USD	75,419,319	EUR	64,872,927	State Street Bank and Trust	01/13/22	283,509
USD	103,876,832	JPY	11,768,046,307	State Street Bank and Trust	01/13/22	526,910
USD	3,633,585	CAD	4,484,180	Goldman Sachs International	01/18/22	9,781
USD	1,026,803	CAD	1,268,101	Royal Bank of Canada	01/18/22	2,012
USD	75,505,819	EUR	64,625,906	State Street Bank and Trust	01/19/22	646,998
USD	74,687,790	EUR	64,072,117	HSBC Bank	01/20/22	468,940
USD	1,555,442	GBP	1,130,927	State Street Bank and Trust	01/27/22	7,335

Total Appreciation						$3,227,149
SGD	286,599	USD	212,746	Citibank NA	11/02/21	$(214)
SGD	28,155,404	USD	20,916,746	HSBC Bank	11/02/21	(37,692)
GBP	3,253,426	USD	4,458,740	Societe Generale	11/03/21	(6,256)
USD	128,220,054	GBP	93,995,819	State Street Bank and Trust	11/03/21	(418,138)
USD	83,026,132	AUD	114,789,802	Societe Generale	11/04/21	(3,325,336)
USD	8,383,817	NOK	72,198,033	HSBC Bank	11/08/21	(162,280)
NOK	70,295,589	USD	8,418,556	State Street Bank and Trust	11/08/21	(97,653)
USD	109,538,304	CAD	138,690,959	State Street Bank and Trust	11/10/21	(2,525,383)
USD	2,000,282	NZD	2,833,433	Australia & New Zealand Banking Group Ltd.	11/17/21	(29,758)
USD	1,690,539	AUD	2,323,053	Goldman Sachs International	12/23/21	(57,323)

111

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,252,619	AUD	1,667,113	State Street Bank and Trust	12/23/21	$(1,715)
USD	115,422,929	CAD	145,333,511	Royal Bank of Canada	01/04/22	(2,031,106)
USD	79,079,647	EUR	68,363,900	State Street Bank and Trust	01/06/22	(88,164)
USD	126,398,006	GBP	92,746,069	HSBC Bank	01/07/22	(572,425)
NZD	475,797	USD	342,201	Goldman Sachs International	01/12/22	(1,648)
USD	17,318,679	NZD	24,965,049	Morgan Stanley and Co. International	01/12/22	(550,136)
USD	107,807,260	CAD	133,618,291	HSBC Bank	01/18/22	(173,792)
USD	83,111,773	AUD	112,444,950	Morgan Stanley and Co. International	01/18/22	(1,495,210)

Total (Depreciation)						$(11,574,229)

Total Appreciation (Depreciation)						$(8,347,080)

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$315,376,214	—	$315,376,214
Bonds
Australia	—	224,685,663	—	224,685,663
Belgium	—	9,770,420	—	9,770,420
Canada	—	431,157,550	—	431,157,550
Denmark	—	5,517,521	—	5,517,521
Finland	—	17,828,578	—	17,828,578
France	—	97,689,872	—	97,689,872
Germany	—	58,710,853	—	58,710,853
Italy	—	27,919,090	—	27,919,090
Japan	—	51,902,542	—	51,902,542
Netherlands	—	111,384,814	—	111,384,814
New Zealand	—	29,833,005	—	29,833,005
Norway	—	52,061,218	—	52,061,218
Singapore	—	20,582,870	—	20,582,870
Spain	—	16,336,367	—	16,336,367
Supranational Organization Obligations	—	98,495,716	—	98,495,716
Sweden	—	127,468	—	127,468
Switzerland	—	13,507,175	—	13,507,175
United Kingdom	—	164,898,852	—	164,898,852
United States	—	1,610,570,950	—	1,610,570,950
Securities Lending Collateral	—	95,338,852	—	95,338,852
Forward Currency Contracts**	—	(8,347,080)	—	(8,347,080)

TOTAL	—	$3,445,348,510	—	$3,445,348,510

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

112

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SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount^
	(000)	Value†
AGENCY OBLIGATIONS — (14.4%)
Federal Farm Credit Banks Funding Corp.
2.630%, 08/03/26	5,760	$6,150,412
Federal Home Loan Bank
2.750%, 12/13/24	47,645	50,473,231
3.125%, 09/12/25	10,000	10,786,695
5.750%, 06/12/26	11,775	14,172,812
2.500%, 12/10/27	4,000	4,250,775
3.000%, 03/10/28	30,815	33,667,177
3.250%, 06/09/28	109,035	121,269,267
# 3.250%, 11/16/28	91,250	102,081,061
2.125%, 09/14/29	10,000	10,402,654
2.125%, 12/14/29	23,735	24,729,778
5.500%, 07/15/36	22,355	32,555,935
Federal Home Loan Mortgage Corp.
# 6.750%, 09/15/29	76,476	105,615,295
6.750%, 03/15/31	100,575	144,988,046
# 6.250%, 07/15/32	105,446	151,931,962
Federal National Mortgage Association
# 2.125%, 04/24/26	86,970	90,827,769
# 1.875%, 09/24/26	168,929	174,481,522
# 0.750%, 10/08/27	73,250	70,628,756
6.250%, 05/15/29	102,508	136,885,754
7.125%, 01/15/30	72,196	103,065,867
# 7.250%, 05/15/30	72,729	105,272,161
# 0.875%, 08/05/30	239,600	224,995,640
6.625%, 11/15/30	103,212	146,126,946
Tennessee Valley Authority
2.875%, 02/01/27	31,804	34,186,382
# 7.125%, 05/01/30	70,383	101,391,103
# 1.500%, 09/15/31	10,000	9,843,374
4.650%, 06/15/35	5,000	6,422,277

TOTAL AGENCY OBLIGATIONS		2,017,202,651

BONDS — (49.2%)
AUSTRALIA — (2.1%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	6,110	6,691,615
Commonwealth Bank of Australia
#Ω 3.150%, 09/19/27	890	961,087
#Ω 1.875%, 09/15/31	18,000	17,524,928
Glencore Funding LLC
Ω 2.500%, 09/01/30	5,000	4,890,724
Ω 2.850%, 04/27/31	8,000	8,010,389
Macquarie Bank Ltd.
Ω 3.900%, 01/15/26	24,711	27,056,102

	Face Amount^
	(000)	Value†
AUSTRALIA — (Continued)
National Australia Bank Ltd.
2.500%, 05/22/22	1,000	$1,012,505
3.375%, 01/14/26	3,000	3,245,960
Ω 3.500%, 01/10/27	15,999	17,446,798
Westpac Banking Corp.
# 2.500%, 06/28/22	3,538	3,589,755
3.350%, 03/08/27	37,267	40,362,283
# 2.650%, 01/16/30	8,160	8,604,614
# 2.150%, 06/03/31	148,847	148,474,985

TOTAL AUSTRALIA		287,871,745

BELGIUM — (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
# 4.000%, 04/13/28	14,000	15,744,871
# 4.900%, 01/23/31	2,000	2,426,371
Solvay Finance America LLC
Ω 4.450%, 12/03/25	865	950,215

TOTAL BELGIUM		19,121,457

CANADA — (1.4%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27	2,780	3,011,177
Ω 3.439%, 05/13/41	6,400	6,605,738
Brookfield Finance, Inc.
4.350%, 04/15/30	5,500	6,273,272
Canadian Natural Resources Ltd.
3.850%, 06/01/27	3,898	4,225,766
2.950%, 07/15/30	12,722	13,111,122
5.850%, 02/01/35	3,000	3,773,534
6.250%, 03/15/38	6,000	8,023,366
Canadian Pacific Railway Co.
# 3.700%, 02/01/26	4,880	5,262,918
Emera US Finance LP
#Ω 2.639%, 06/15/31	3,000	2,983,980
Enbridge, Inc.
3.500%, 06/10/24	1,280	1,352,519
3.700%, 07/15/27	275	300,185
ITC Holdings Corp.
3.650%, 06/15/24	9,714	10,277,974
Nutrien Ltd.
3.625%, 03/15/24	3,460	3,654,507
3.000%, 04/01/25	3,460	3,632,744
Ontario Teachers’ Finance Trust
Ω 2.000%, 04/16/31	44,200	44,481,747
Province of Alberta Canada
1.300%, 07/22/30	10,000	9,532,307
Province of Ontario Canada
1.125%, 10/07/30	21,000	19,827,761

113

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CONTINUED

	Face Amount^
	(000)	Value†
CANADA — (Continued)
1.600%, 02/25/31	10,000	$9,818,395
Spectra Energy Partners LP
4.750%, 03/15/24	1,915	2,062,971
Thomson Reuters Corp.
4.300%, 11/23/23	5,120	5,446,148
Toronto-Dominion Bank
# 2.000%, 09/10/31	7,000	6,893,453
TransCanada PipeLines Ltd.
# 4.875%, 01/15/26	4,060	4,597,808
4.250%, 05/15/28	1,300	1,467,014
4.625%, 03/01/34	17,266	20,261,175

TOTAL CANADA		196,877,581

DENMARK — (0.0%)
Danske Bank AS
Ω 4.375%, 06/12/28	2,000	2,222,955

FRANCE — (0.7%)
Airbus SE
Ω 3.150%, 04/10/27	7,500	8,019,589
BNP Paribas SA
Ω 3.500%, 11/16/27	500	535,923
Ω 4.400%, 08/14/28	2,600	2,943,308
BPCE SA
4.000%, 04/15/24	10,414	11,174,146
Credit Agricole SA
# 3.875%, 04/15/24	8,591	9,190,606
Electricite de France SA
#Ω 3.625%, 10/13/25	6,638	7,164,872
Pernod Ricard SA
Ω 3.250%, 06/08/26	14,827	15,924,553
Sanofi
3.625%, 06/19/28	20,000	22,601,707
Societe Generale SA
Ω 3.000%, 01/22/30	5,000	5,154,512
Total Capital International SA
3.750%, 04/10/24	9,600	10,282,712
TotalEnergies Capital International SA
2.829%, 01/10/30	5,000	5,314,429

TOTAL FRANCE		98,306,357

GERMANY — (0.9%)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25	2,240	2,487,385
Ω 4.375%, 12/15/28	14,000	15,759,637
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24	9,544	10,084,884
BMW U.S. Capital LLC
Ω 2.800%, 04/11/26	21,530	22,711,548
Ω 3.300%, 04/06/27	6,742	7,284,525
Ω 4.150%, 04/09/30	1,330	1,526,855

	Face Amount^
	(000)	Value†
GERMANY — (Continued)
Daimler Finance North America LLC
8.500%, 01/18/31	28,596	$43,094,691
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31	16,000	15,441,095

TOTAL GERMANY		118,390,620

IRELAND — (0.0%)
CRH America Finance, Inc.
Ω 3.950%, 04/04/28	1,520	1,692,240

ITALY — (0.1%)
Enel Finance International NV
Ω 3.500%, 04/06/28	2,800	3,037,132
Intesa Sanpaolo SpA
Ω 4.000%, 09/23/29	15,800	17,092,222

TOTAL ITALY		20,129,354

JAPAN — (1.4%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31	8,000	7,590,301
American Honda Finance Corp.
2.300%, 09/09/26	16,110	16,710,390
Beam Suntory, Inc.
3.250%, 06/15/23	764	789,313
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26	1,195	1,303,741
3.677%, 02/22/27	4,465	4,869,958
3.741%, 03/07/29	3,500	3,868,674
3.195%, 07/18/29	2,777	2,942,574
Mizuho Financial Group, Inc.
2.839%, 09/13/26	11,800	12,396,025
MUFG Bank Ltd.
3.250%, 09/08/24	3,237	3,431,126
Nomura Holdings, Inc.
3.103%, 01/16/30	10,062	10,404,053
2.679%, 07/16/30	3,600	3,612,651
2.608%, 07/14/31	10,000	9,877,402
ORIX Corp.
# 2.250%, 03/09/31	10,000	9,966,772
StanCorp Financial Group, Inc.
5.000%, 08/15/22	3,200	3,307,911
Sumitomo Mitsui Banking Corp.
# 3.950%, 07/19/23	5,931	6,278,786

114

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CONTINUED

	Face Amount^
	(000)	Value†
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.
# 3.784%, 03/09/26	5,242	$5,709,127
3.040%, 07/16/29	18,167	19,049,520
2.130%, 07/08/30	12,200	11,971,690
2.296%, 01/12/41	7,700	7,098,256
Toyota Motor Credit Corp.
2.625%, 01/10/23	2,999	3,075,574
# 3.200%, 01/11/27	24,036	26,012,667
3.050%, 01/11/28	11,550	12,440,309
# 3.650%, 01/08/29	11,108	12,452,104

TOTAL JAPAN		195,158,924

NETHERLANDS — (1.1%)
Ahold Finance USA LLC
6.875%, 05/01/29	704	925,327
Cooperatieve Rabobank UA
3.875%, 02/08/22	4,090	4,128,498
3.375%, 05/21/25	17,522	18,851,230
Heineken NV
Ω 2.750%, 04/01/23	2,219	2,280,320
ING Groep NV
3.950%, 03/29/27	4,000	4,400,061
4.050%, 04/09/29	4,000	4,511,557
Shell International Finance BV
3.250%, 05/11/25	31,117	33,278,798
2.875%, 05/10/26	29,810	31,782,269
# 2.500%, 09/12/26	11,039	11,604,525
3.875%, 11/13/28	4,000	4,515,936
2.750%, 04/06/30	25,000	26,342,514
# 4.125%, 05/11/35	9,350	11,043,595

TOTAL NETHERLANDS		153,664,630

NORWAY — (0.1%)
Equinor ASA
2.450%, 01/17/23	3,586	3,668,295
2.650%, 01/15/24	6,950	7,227,311
1.750%, 01/22/26	3,000	3,042,502

TOTAL NORWAY		13,938,108

SPAIN — (0.5%)
Banco Santander SA
3.800%, 02/23/28	7,000	7,655,444
3.490%, 05/28/30	4,000	4,247,331
Santander Holdings USA, Inc.
# 4.500%, 07/17/25	17,590	19,257,791
4.400%, 07/13/27	2,000	2,225,058
Santander UK PLC
4.000%, 03/13/24	8,788	9,423,704

	Face Amount^
	(000)	Value†
SPAIN — (Continued)
Telefonica Europe BV
8.250%, 09/15/30	16,567	$23,465,729

TOTAL SPAIN		66,275,057

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
6.750%, 07/15/27	1,942	2,460,178

SWITZERLAND — (1.1%)
ABB Finance USA, Inc.
2.875%, 05/08/22	3,884	3,933,889
Credit Suisse AG
3.625%, 09/09/24	11,475	12,267,141
Nestle Holdings, Inc.
#Ω 1.250%, 09/15/30	62,780	59,491,943
Novartis Capital Corp.
# 3.100%, 05/17/27	7,083	7,642,186
2.200%, 08/14/30	44,400	45,329,593
Roche Holdings, Inc.
Ω 2.625%, 05/15/26	1,000	1,054,813
UBS Group AG
Ω 4.125%, 09/24/25	20,990	22,933,456

TOTAL SWITZERLAND		152,653,021

UNITED KINGDOM — (1.7%)
AstraZeneca PLC
3.375%, 11/16/25	8,259	8,938,931
Barclays PLC
3.650%, 03/16/25	14,330	15,268,787
4.375%, 01/12/26	9,970	10,980,632
BAT Capital Corp.
4.906%, 04/02/30	21,000	23,795,043
BP Capital Markets America, Inc.
3.017%, 01/16/27	3,773	4,005,873
BP Capital Markets PLC
# 3.535%, 11/04/24	1,340	1,436,048
3.017%, 01/16/27	1,700	1,799,339
3.279%, 09/19/27	11,000	11,898,161
British Telecommunications PLC
# 5.125%, 12/04/28	7,200	8,283,600
Ω 3.250%, 11/08/29	3,000	3,105,787
Diageo Capital PLC
2.375%, 10/24/29	1,350	1,382,742
2.125%, 04/29/32	14,300	14,181,443
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28	2,700	3,050,236
HSBC Holdings PLC
4.300%, 03/08/26	13,770	15,164,859
3.900%, 05/25/26	12,666	13,761,784
4.950%, 03/31/30	13,500	15,893,579
HSBC USA, Inc.
3.500%, 06/23/24	7,593	8,094,821

115

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CONTINUED

	Face Amount^
	(000)	Value†
UNITED KINGDOM — (Continued)
Janus Capital Group, Inc.
4.875%, 08/01/25	9,046	$10,009,292
Lloyds Banking Group PLC
3.750%, 01/11/27	10,250	11,129,744
4.375%, 03/22/28	9,000	10,150,261
Mead Johnson Nutrition Co.
# 4.125%, 11/15/25	5,931	6,530,800
Nationwide Building Society
Ω 3.900%, 07/21/25	4,600	5,010,597
Natwest Group PLC
4.800%, 04/05/26	4,800	5,381,736
Prudential PLC
3.125%, 04/14/30	1,500	1,607,190
RELX Capital, Inc.
3.000%, 05/22/30	900	950,060
Royalty Pharma PLC
2.200%, 09/02/30	5,000	4,838,767
Standard Chartered PLC
Ω 4.050%, 04/12/26	4,380	4,751,748
Vodafone Group PLC
7.875%, 02/15/30	7,107	9,998,484
5.000%, 05/30/38	1,400	1,738,838

TOTAL UNITED KINGDOM		233,139,182

UNITED STATES — (38.0%)
3M Co.
2.875%, 10/15/27	13,290	14,191,058
7-Eleven, Inc.
#Ω 2.500%, 02/10/41	9,300	8,647,710
Abbott Laboratories
# 2.950%, 03/15/25	7,469	7,901,292
AbbVie, Inc.
# 3.250%, 10/01/22	3,562	3,624,152
3.600%, 05/14/25	5,200	5,575,279
4.250%, 11/14/28	25,500	28,965,184
Activision Blizzard, Inc.
3.400%, 06/15/27	6,308	6,832,712
1.350%, 09/15/30	8,000	7,375,430
Aetna, Inc.
2.750%, 11/15/22	3,570	3,631,542
3.500%, 11/15/24	5,359	5,717,458
6.750%, 12/15/37	1,900	2,783,431
Affiliated Managers Group, Inc.
3.500%, 08/01/25	3,410	3,652,614
3.300%, 06/15/30	20,900	22,272,579
Aflac, Inc.
3.600%, 04/01/30	2,000	2,220,792
Alabama Power Co.
# 2.800%, 04/01/25	2,560	2,675,255
Albemarle Corp.
4.150%, 12/01/24	7,365	7,968,837
Allegion PLC
3.500%, 10/01/29	10,000	10,767,990

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
Allstate Corp.
5.350%, 06/01/33	7,500	$9,487,886
Ally Financial, Inc.
8.000%, 11/01/31	3,200	4,581,836
Alphabet, Inc.
# 1.998%, 08/15/26	12,785	13,193,540
# 1.100%, 08/15/30	29,629	27,786,924
Altria Group, Inc.
4.800%, 02/14/29	460	524,005
# 3.400%, 05/06/30	10,500	10,993,658
2.450%, 02/04/32	5,300	5,029,533
3.400%, 02/04/41	5,000	4,668,551
Amazon.com, Inc.
1.200%, 06/03/27	5,000	4,917,935
3.150%, 08/22/27	9,200	9,963,642
# 1.500%, 06/03/30	50,080	48,463,534
2.100%, 05/12/31	79,900	80,553,659
4.800%, 12/05/34	5,500	6,989,228
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	2,534,892
Ameren Corp.
3.650%, 02/15/26	10,631	11,456,094
American Express Credit Corp.
3.300%, 05/03/27	16,929	18,447,862
American International Group, Inc.
4.125%, 02/15/24	10,069	10,780,885
3.750%, 07/10/25	3,247	3,501,305
4.200%, 04/01/28	2,100	2,374,697
4.700%, 07/10/35	5,000	6,011,353
American Tower Corp.
2.300%, 09/15/31	3,500	3,420,558
American Water Capital Corp.
3.850%, 03/01/24	2,115	2,244,389
# 2.950%, 09/01/27	584	620,372
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	1,294,675
3.450%, 12/15/27	3,000	3,239,446
2.800%, 05/15/30	29,884	30,842,288
Amgen, Inc.
# 3.625%, 05/22/24	6,399	6,796,945
# 2.600%, 08/19/26	10,375	10,838,788
2.300%, 02/25/31	5,000	4,973,646
2.000%, 01/15/32	10,000	9,602,259
2.800%, 08/15/41	9,750	9,468,279
Analog Devices, Inc.
3.500%, 12/05/26	11,977	13,107,547
Anheuser-Busch InBev Worldwide, Inc.
5.875%, 06/15/35	2,846	3,718,670
Anthem, Inc.
3.125%, 05/15/22	1,277	1,295,574
# 3.500%, 08/15/24	4,986	5,299,283

116

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CONTINUED

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
4.101%, 03/01/28	16,600	$18,686,053
5.950%, 12/15/34	1,300	1,767,398
Aon Corp.
4.500%, 12/15/28	2,300	2,660,026
3.750%, 05/02/29	1,500	1,663,867
2.800%, 05/15/30	5,000	5,181,481
Aon PLC
4.000%, 11/27/23	4,000	4,228,140
3.500%, 06/14/24	9,147	9,696,266
Apple, Inc.
2.450%, 08/04/26	17,090	17,900,318
# 3.350%, 02/09/27	33,607	36,601,804
3.000%, 06/20/27	11,436	12,340,758
2.900%, 09/12/27	4,400	4,702,056
3.000%, 11/13/27	26,919	28,946,809
2.200%, 09/11/29	2,000	2,045,240
1.650%, 05/11/30	18,500	17,974,535
# 1.250%, 08/20/30	5,000	4,720,722
# 1.650%, 02/08/31	103,000	99,763,045
# 1.700%, 08/05/31	9,500	9,215,228
4.500%, 02/23/36	2,000	2,499,592
Applied Materials, Inc.
3.300%, 04/01/27	16,750	18,173,348
Ares Capital Corp.
3.200%, 11/15/31	13,500	13,453,400
Arizona Public Service Co.
3.150%, 05/15/25	9,580	10,129,667
2.200%, 12/15/31	4,000	3,916,560
Arrow Electronics, Inc.
3.875%, 01/12/28	12,338	13,330,702
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31	5,000	5,305,419
AT&T, Inc.
2.750%, 06/01/31	1,000	1,017,230
2.550%, 12/01/33	10,034	9,744,701
3.500%, 06/01/41	2,000	2,063,180
Atmos Energy Corp.
# 1.500%, 01/15/31	750	703,331
Autodesk, Inc.
4.375%, 06/15/25	3,015	3,305,317
# 3.500%, 06/15/27	12,009	13,033,133
Automatic Data Processing, Inc.
3.375%, 09/15/25	9,764	10,528,379
# 1.250%, 09/01/30	20,957	19,784,047
AutoNation, Inc.
2.400%, 08/01/31	7,150	6,932,109
AutoZone, Inc.
2.875%, 01/15/23	11,113	11,346,834
3.250%, 04/15/25	5,203	5,512,301
3.125%, 04/21/26	988	1,051,655
Avnet, Inc.
4.625%, 04/15/26	5,560	6,140,498
3.000%, 05/15/31	7,500	7,467,476

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
AXIS Specialty Finance PLC
4.000%, 12/06/27	20,320	$22,449,336
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	1,900	2,049,550
Bank of America Corp.
4.000%, 04/01/24	3,120	3,347,702
Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r) 3.419%, 12/20/28	3,285	3,512,451
Bank of New York Mellon Corp.
3.650%, 02/04/24	5,524	5,860,933
1.600%, 04/24/25	15,050	15,267,533
2.800%, 05/04/26	2,088	2,208,640
Barrick North America Finance LLC
5.700%, 05/30/41	4,500	6,147,295
Baxter International, Inc.
# 2.600%, 08/15/26	3,951	4,128,708
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	41,000	40,552,257
1.450%, 10/15/30	95,147	91,067,036
Berkshire Hathaway, Inc.
3.125%, 03/15/26	24,128	25,967,913
Best Buy Co., Inc.
4.450%, 10/01/28	19,493	22,258,725
Biogen, Inc.
4.050%, 09/15/25	6,950	7,604,402
# 2.250%, 05/01/30	20,320	20,050,443
Black Hills Corp.
2.500%, 06/15/30	2,850	2,860,158
4.350%, 05/01/33	1,750	2,002,355
BlackRock, Inc.
# 3.200%, 03/15/27	14,563	15,792,263
3.250%, 04/30/29	6,942	7,600,938
2.400%, 04/30/30	36,500	37,673,034
1.900%, 01/28/31	81,317	80,425,261
Boeing Co.
2.500%, 03/01/25	6,399	6,516,269
2.600%, 10/30/25	2,568	2,629,672
3.200%, 03/01/29	5,000	5,178,054
2.950%, 02/01/30	5,000	5,056,960
3.250%, 02/01/35	2,463	2,468,094
# 3.550%, 03/01/38	2,150	2,187,145
Booking Holdings, Inc.
# 3.600%, 06/01/26	4,494	4,889,259
4.625%, 04/13/30	7,210	8,502,015
Boston Properties LP
3.250%, 01/30/31	2,300	2,412,902

117

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
Boston Scientific Corp.
4.550%, 03/01/39	400	$484,226
BP Capital Markets America, Inc.
3.119%, 05/04/26	8,415	9,000,509
4.234%, 11/06/28	1,267	1,445,050
3.060%, 06/17/41	8,000	8,077,507
Broadcom, Inc.
# 4.300%, 11/15/32	31,000	34,517,592
Ω 3.469%, 04/15/34	5,000	5,158,399
#Ω 3.137%, 11/15/35	17,502	17,201,249
Ω 3.500%, 02/15/41	3,150	3,124,799
Brown & Brown, Inc.
4.200%, 09/15/24	4,660	5,030,385
2.375%, 03/15/31	3,000	2,962,477
Bunge Ltd Finance Corp.
# 3.750%, 09/25/27	15,000	16,396,539
Burlington Northern Santa Fe LLC
7.000%, 12/15/25	858	1,047,768
Camden Property Trust
2.800%, 05/15/30	1,500	1,573,665
Campbell Soup Co.
3.300%, 03/19/25	3,045	3,228,184
4.150%, 03/15/28	5,628	6,306,005
Capital One Financial Corp.
3.750%, 04/24/24	4,607	4,898,680
3.200%, 02/05/25	2,700	2,856,301
# 3.750%, 03/09/27	14,165	15,447,791
# 3.800%, 01/31/28	5,600	6,177,275
Cardinal Health, Inc.
# 3.410%, 06/15/27	17,718	19,113,292
Cargill, Inc.
Ω 2.125%, 04/23/30	6,060	6,076,550
Carrier Global Corp.
# 2.700%, 02/15/31	2,500	2,552,119
CenterPoint Energy Resources Corp.
4.000%, 04/01/28	4,800	5,330,842
Charles Schwab Corp.
3.000%, 03/10/25	12,777	13,460,493
3.625%, 04/01/25	7,358	7,892,066
Chevron Corp.
1.554%, 05/11/25	10,000	10,148,076
1.995%, 05/11/27	2,300	2,343,876
2.236%, 05/11/30	38,971	39,816,078
Chevron USA, Inc.
3.250%, 10/15/29	17,685	19,344,803
Choice Hotels International, Inc.
3.700%, 12/01/29	2,750	2,929,850
Chubb INA Holdings, Inc.
# 3.350%, 05/15/24	5,120	5,442,649
Cigna Corp.
3.500%, 06/15/24	1,792	1,898,082

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
3.400%, 03/01/27	14,920	$16,054,239
# 4.375%, 10/15/28	2,500	2,865,883
# 2.400%, 03/15/30	2,700	2,727,365
3.200%, 03/15/40	1,600	1,649,046
Cincinnati Financial Corp.
6.920%, 05/15/28	4,000	5,166,264
Clorox Co.
3.100%, 10/01/27	5,077	5,414,963
3.900%, 05/15/28	16,112	18,134,427
CME Group, Inc.
3.000%, 03/15/25	2,833	2,989,155
CMS Energy Corp.
3.600%, 11/15/25	3,163	3,391,482
3.000%, 05/15/26	4,942	5,224,396
CNA Financial Corp.
# 4.500%, 03/01/26	21,057	23,521,699
3.900%, 05/01/29	2,450	2,712,382
Coca-Cola Co.
2.900%, 05/25/27	8,535	9,155,479
Comcast Corp.
3.150%, 03/01/26	9,198	9,857,947
3.150%, 02/15/28	5,000	5,387,177
4.250%, 10/15/30	10,000	11,536,372
4.250%, 01/15/33	22,000	25,754,896
7.050%, 03/15/33	2,200	3,163,667
Comerica, Inc.
# 4.000%, 02/01/29	6,000	6,814,395
Conagra Brands, Inc.
4.850%, 11/01/28	970	1,131,139
ConocoPhillips Co.
# 4.950%, 03/15/26	7,112	8,087,402
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24	1,280	1,356,345
5.300%, 03/01/35	400	500,218
Constellation Brands, Inc.
# 3.600%, 02/15/28	10,825	11,856,955
3.150%, 08/01/29	7,000	7,436,015
Costco Wholesale Corp.
# 3.000%, 05/18/27	19,300	20,910,658
1.375%, 06/20/27	1,700	1,687,784
1.600%, 04/20/30	87,012	84,734,991
1.750%, 04/20/32	93,900	91,518,087
Cox Communications, Inc.
Ω 3.850%, 02/01/25	6,790	7,279,656
Ω 3.500%, 08/15/27	1,200	1,298,757
CVS Health Corp.
# 3.375%, 08/12/24	11,857	12,546,757
3.875%, 07/20/25	13,408	14,553,882
3.250%, 08/15/29	4,000	4,275,494
Danaher Corp.
# 3.350%, 09/15/25	1,483	1,597,301
Dentsply Sirona, Inc.
3.250%, 06/01/30	5,500	5,828,950

118

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
Discover Bank
4.650%, 09/13/28	2,800	$3,223,369
Discovery Communications LLC
# 3.900%, 11/15/24	5,376	5,763,168
3.450%, 03/15/25	5,671	6,020,395
# 3.625%, 05/15/30	5,000	5,379,265
Dollar General Corp.
3.250%, 04/15/23	4,983	5,138,210
Dollar Tree, Inc.
4.200%, 05/15/28	21,641	24,362,986
Dominion Energy, Inc.
# 3.900%, 10/01/25	10,013	10,889,939
DTE Energy Co.
2.850%, 10/01/26	1,000	1,048,127
Duke Energy Corp.
3.750%, 04/15/24	5,205	5,515,384
3.300%, 06/15/41	6,000	6,137,641
E*TRADE Financial Corp.
4.500%, 06/20/28	8,496	9,672,205
Eagle Materials, Inc.
2.500%, 07/01/31	3,000	2,968,998
Eastman Chemical Co.
3.800%, 03/15/25	9,527	10,233,056
Eaton Corp.
4.000%, 11/02/32	13,775	15,890,706
Eaton Vance Corp.
3.500%, 04/06/27	10,462	11,305,761
eBay, Inc.
3.600%, 06/05/27	13,375	14,600,461
Ecolab, Inc.
2.700%, 11/01/26	2,959	3,127,568
EI du Pont de Nemours & Co.
2.300%, 07/15/30	4,000	4,052,399
Electronic Arts, Inc.
4.800%, 03/01/26	9,836	11,095,186
Emerson Electric Co.
3.150%, 06/01/25	5,312	5,649,182
Enterprise Products Operating LLC
3.900%, 02/15/24	1,680	1,783,744
6.875%, 03/01/33	1,800	2,481,894
EOG Resources, Inc.
4.375%, 04/15/30	6,000	6,979,368
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	6,590	7,056,608
ERP Operating LP
# 2.500%, 02/15/30	2,800	2,871,120
Eversource Energy
4.250%, 04/01/29	1,000	1,133,348
Exelon Corp.
3.950%, 06/15/25	417	450,363
3.400%, 04/15/26	20,540	22,011,909
Extra Space Storage LP
# 2.350%, 03/15/32	9,600	9,343,725

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
Exxon Mobil Corp.
# 2.275%, 08/16/26	2,000	$2,081,083
2.440%, 08/16/29	1,500	1,549,088
3.482%, 03/19/30	10,000	11,072,105
FedEx Corp.
# 3.400%, 02/15/28	5,250	5,743,589
4.900%, 01/15/34	2,075	2,532,114
3.900%, 02/01/35	2,800	3,124,378
Fidelity National Financial, Inc.
# 3.400%, 06/15/30	18,654	19,865,730
Fifth Third Bancorp
3.950%, 03/14/28	26,032	29,284,664
First American Financial Corp.
2.400%, 08/15/31	10,094	9,797,856
Flex Ltd.
4.875%, 06/15/29	1,700	1,932,789
4.875%, 05/12/30	4,000	4,585,885
Flowserve Corp.
2.800%, 01/15/32	3,200	3,129,975
FMR LLC
Ω 4.950%, 02/01/33	2,400	2,973,582
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,300	4,621,439
Fresenius Medical Care U.S. Finance III, Inc.
Ω 3.000%, 12/01/31	8,409	8,511,877
GATX Corp.
3.250%, 03/30/25	3,170	3,323,161
3.250%, 09/15/26	7,749	8,216,612
GE Capital Funding LLC
4.550%, 05/15/32	4,000	4,787,615
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	500	608,297
General Electric Co.
6.750%, 03/15/32	29,038	39,911,286
General Mills, Inc.
# 4.200%, 04/17/28	8,600	9,741,902
General Motors Financial Co., Inc.
5.250%, 03/01/26	14,136	15,986,656
4.350%, 01/17/27	1,863	2,056,874
Georgia Power Co.
3.250%, 04/01/26	3,000	3,202,381
3.250%, 03/30/27	15,966	16,970,822
Georgia-Pacific LLC
7.750%, 11/15/29	1,000	1,412,961
Gilead Sciences, Inc.
3.700%, 04/01/24	10,612	11,246,012
Global Payments, Inc.
4.800%, 04/01/26	7,031	7,871,477

119

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
# 4.450%, 06/01/28	8,020	$9,021,325
Goldman Sachs Group, Inc.
4.000%, 03/03/24	26,404	28,191,776
3.750%, 05/22/25	6,213	6,668,459
3.750%, 02/25/26	10,350	11,217,175
2.600%, 02/07/30	5,000	5,090,937
3.800%, 03/15/30	12,000	13,287,303
6.125%, 02/15/33	967	1,281,284
Halliburton Co.
# 2.920%, 03/01/30	1,000	1,033,264
Harley-Davidson, Inc.
# 3.500%, 07/28/25	5,593	5,907,794
Hasbro, Inc.
3.500%, 09/15/27	3,300	3,552,263
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	27,600	27,452,064
Healthcare Trust of America Holdings LP
2.000%, 03/15/31	1,800	1,700,208
Honeywell International, Inc.
# 2.500%, 11/01/26	18	18,949
HP, Inc.
3.400%, 06/17/30	50,835	53,694,865
Humana, Inc.
3.850%, 10/01/24	5,825	6,255,356
Intel Corp.
# 3.150%, 05/11/27	2,500	2,705,353
4.000%, 12/15/32	3,200	3,723,721
Intercontinental Exchange, Inc.
3.750%, 12/01/25	11,500	12,518,670
2.650%, 09/15/40	5,000	4,812,500
International Business Machines Corp.
3.375%, 08/01/23	4,409	4,620,962
3.625%, 02/12/24	4,600	4,883,796
3.300%, 01/27/27	26,154	28,365,293
# 1.950%, 05/15/30	22,940	22,456,895
2.850%, 05/15/40	3,000	2,979,690
Interpublic Group of Cos., Inc.
4.200%, 04/15/24	1,953	2,092,404
4.750%, 03/30/30	1,175	1,380,700
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,983,909
J M Smucker Co.
3.500%, 03/15/25	6,042	6,469,714
4.250%, 03/15/35	2,000	2,335,593
Jabil, Inc.
3.600%, 01/15/30	23,550	25,585,854
3.000%, 01/15/31	15,033	15,387,405
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	6,594	7,543,178

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
2.625%, 10/15/31	6,900	$6,769,608
Johnson & Johnson
2.450%, 03/01/26	3,212	3,374,275
# 1.300%, 09/01/30	40,000	38,322,166
4.950%, 05/15/33	4,000	5,149,614
4.375%, 12/05/33	10,000	12,276,642
3.550%, 03/01/36	9,000	10,324,956
Johnson Controls International PLC
# 3.625%, 07/02/24	915	970,034
JPMorgan Chase & Co.
3.625%, 05/13/24	12,131	12,961,542
3.900%, 07/15/25	22,416	24,357,937
3.200%, 06/15/26	676	721,427
5.500%, 10/15/40	4,000	5,439,983
Juniper Networks, Inc.
# 3.750%, 08/15/29	4,000	4,355,970
2.000%, 12/10/30	5,000	4,735,464
Kellogg Co.
3.250%, 04/01/26	8,739	9,345,068
3.400%, 11/15/27	14,600	15,768,158
7.450%, 04/01/31	6,959	9,886,763
Kemper Corp.
# 2.400%, 09/30/30	6,265	6,180,300
Keurig Dr Pepper, Inc.
3.400%, 11/15/25	5,885	6,307,735
Kilroy Realty LP
3.050%, 02/15/30	8,000	8,330,797
2.500%, 11/15/32	17,100	16,755,086
Kimco Realty Corp.
2.250%, 12/01/31	10,200	9,938,570
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	5,000	7,051,965
Kroger Co.
# 3.850%, 08/01/23	2,330	2,443,214
7.500%, 04/01/31	16,177	22,741,018
L3Harris Technologies, Inc.
3.950%, 05/28/24	2,469	2,636,257
Laboratory Corp. of America Holdings
4.000%, 11/01/23	3,840	4,051,193
# 3.600%, 09/01/27	2,500	2,713,587
Lazard Group LLC
4.500%, 09/19/28	18,426	21,143,790
Lear Corp.
3.800%, 09/15/27	3,495	3,817,224
Legg Mason, Inc.
3.950%, 07/15/24	4,736	5,100,159
4.750%, 03/15/26	9,317	10,559,118
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	10,665	12,305,256
Lincoln National Corp.
# 3.400%, 01/15/31	10,680	11,522,630

120

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
Lockheed Martin Corp.
# 3.550%, 01/15/26	4,800	$5,228,665
Loews Corp.
2.625%, 05/15/23	3,761	3,860,010
3.750%, 04/01/26	11,870	12,956,384
Lowe’s Cos., Inc.
3.120%, 04/15/22	292	293,698
LYB International Finance II BV
3.500%, 03/02/27	4,166	4,500,523
LYB International Finance III LLC
# 3.375%, 05/01/30	8,800	9,514,479
LyondellBasell Industries NV
5.750%, 04/15/24	2,827	3,116,666
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	8,028	8,446,612
Marathon Petroleum Corp.
3.625%, 09/15/24	7,691	8,188,840
Marriott International, Inc.
2.750%, 10/15/33	2,700	2,635,000
Mars, Inc.
Ω 1.625%, 07/16/32	8,550	8,073,787
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24	8,320	8,832,080
# 3.750%, 03/14/26	3,300	3,597,722
Maxim Integrated Products, Inc.
3.450%, 06/15/27	5,931	6,434,925
Medtronic, Inc.
3.500%, 03/15/25	616	663,925
4.375%, 03/15/35	4,465	5,475,180
Merck & Co., Inc.
2.750%, 02/10/25	11,609	12,185,015
3.400%, 03/07/29	13,884	15,248,828
1.450%, 06/24/30	57,700	55,451,398
MetLife, Inc.
# 3.600%, 04/10/24	4,140	4,414,039
5.700%, 06/15/35	7,400	9,993,518
Micron Technology, Inc.
# 4.663%, 02/15/30	330	376,662
Microsoft Corp.
# 3.300%, 02/06/27	14,692	16,045,597
Molson Coors Beverage Co.
3.500%, 05/01/22	787	798,865
3.000%, 07/15/26	18,416	19,507,598
Morgan Stanley
3.875%, 04/29/24	8,982	9,591,672
3.875%, 01/27/26	18,683	20,394,522
3.625%, 01/20/27	15,726	17,091,633
7.250%, 04/01/32	7,000	10,093,388

	Face Amount^
	(000)	Value†
UNITED STATES — (Continued)
Mosaic Co.
# 4.250%, 11/15/23	1,336	$1,416,002
# 4.050%, 11/15/27	6,000	6,660,044
Motorola Solutions, Inc.
4.600%, 05/23/29	4,700	5,409,759
2.300%, 11/15/30	22,000	21,477,512
MPLX LP
4.125%, 03/01/27	12,020	13,254,815
Mylan, Inc.
4.200%, 11/29/23	3,480	3,684,225
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	2,708	3,989,157
Nestle Holdings, Inc.
#Ω 1.875%, 09/14/31	60,500	59,594,013
NetApp, Inc.
3.250%, 12/15/22	1,088	1,106,126
3.300%, 09/29/24	3,451	3,636,847
2.700%, 06/22/30	5,000	5,096,914
NewMarket Corp.
2.700%, 03/18/31	4,000	3,972,237
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	25,641	27,815,485
NIKE, Inc.
# 2.375%, 11/01/26	13,083	13,721,817
2.850%, 03/27/30	52,300	56,024,873
3.250%, 03/27/40	5,000	5,499,278
Northern Trust Corp.
1.950%, 05/01/30	23,270	23,207,302
Nucor Corp.
3.950%, 05/01/28	6,245	6,974,928
2.700%, 06/01/30	9,000	9,285,745
Nuveen Finance LLC
Ω 4.125%, 11/01/24	2,748	2,989,980
Omnicom Group, Inc.
4.200%, 06/01/30	13,055	14,814,921
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24	6,057	6,467,543
Oracle Corp.
2.650%, 07/15/26	39,785	41,351,470
3.250%, 11/15/27	36,794	39,322,141
O’Reilly Automotive, Inc.
3.600%, 09/01/27	21,580	23,691,975
Owens Corning
3.875%, 06/01/30	8,826	9,680,058
Parker-Hannifin Corp.
3.300%, 11/21/24	3,093	3,277,244
# 3.250%, 06/14/29	6,200	6,643,884
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 3.400%, 11/15/26	1,000	1,072,769

121

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
PepsiCo, Inc.
3.500%, 07/17/25	9,309	$10,062,520
PerkinElmer, Inc.
3.300%, 09/15/29	1,700	1,821,840
Pfizer, Inc.
3.000%, 12/15/26	42,108	45,491,419
# 1.700%, 05/28/30	5,000	4,903,591
3.900%, 03/15/39	5,000	5,889,741
Philip Morris International, Inc.
# 3.250%, 11/10/24	7,098	7,549,483
3.125%, 08/17/27	2,000	2,146,019
3.375%, 08/15/29	6,000	6,568,588
2.100%, 05/01/30	10,750	10,626,369
6.375%, 05/16/38	5,000	7,055,632
Phillips 66 Partners LP
# 3.550%, 10/01/26	23,603	25,279,243
3.750%, 03/01/28	3,265	3,566,513
3.150%, 12/15/29	18,000	18,814,037
PNC Bank NA
2.950%, 02/23/25	1,093	1,154,296
3.250%, 06/01/25	7,000	7,500,820
PPG Industries, Inc.
# 2.800%, 08/15/29	2,603	2,701,386
2.550%, 06/15/30	9,250	9,466,024
PPL Capital Funding, Inc.
3.100%, 05/15/26	11,200	11,822,163
Precision Castparts Corp.
3.250%, 06/15/25	28,987	31,035,481
Principal Financial Group, Inc.
3.125%, 05/15/23	4,444	4,604,239
3.400%, 05/15/25	2,700	2,875,685
3.100%, 11/15/26	5,472	5,827,420
Procter & Gamble Co.
2.450%, 11/03/26	1,077	1,135,276
2.850%, 08/11/27	12,850	13,795,361
3.000%, 03/25/30	2,000	2,174,197
1.200%, 10/29/30	43,500	41,132,942
# 1.950%, 04/23/31	10,000	10,076,489
5.500%, 02/01/34	11,999	16,120,141
Progress Energy, Inc.
7.750%, 03/01/31	2,500	3,489,798
6.000%, 12/01/39	600	823,931
Prudential Financial, Inc.
3.878%, 03/27/28	789	885,155
Public Service Enterprise Group, Inc.
8.625%, 04/15/31	1,000	1,459,031
QUALCOMM, Inc.
2.150%, 05/20/30	5,000	5,058,384
1.650%, 05/20/32	17,843	16,874,178
Raytheon Technologies Corp.
7.500%, 09/15/29	615	844,575
6.125%, 07/15/38	2,200	3,114,553

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Realty Income Corp.
	1.800%, 03/15/33	3,000	$2,829,224
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23	3,840	4,103,701
#	3.950%, 09/15/26	16,189	17,769,602
	3.900%, 05/15/29	4,725	5,237,256
	3.150%, 06/15/30	15,855	16,730,285
	salesforce.com, Inc.
	3.700%, 04/11/28	12,800	14,310,776
	Schlumberger Investment SA
#	2.650%, 06/26/30	9,852	10,104,409
	Sempra Energy
	4.050%, 12/01/23	2,205	2,335,010
	3.550%, 06/15/24	6,400	6,761,656
	Sherwin-Williams Co.
	3.450%, 08/01/25	6,794	7,293,815
	3.450%, 06/01/27	1,035	1,122,919
#	2.950%, 08/15/29	6,000	6,353,869
	Simon Property Group LP
#	2.650%, 07/15/30	20,000	20,413,785
	Southern Power Co.
	4.150%, 12/01/25	5,433	5,964,509
	Southwest Gas Corp.
	3.700%, 04/01/28	2,900	3,160,039
	2.200%, 06/15/30	13,700	13,401,008
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	3,000	3,071,348
	State Street Corp.
#	3.300%, 12/16/24	13,947	14,965,728
#	3.550%, 08/18/25	2,254	2,446,207
	Steel Dynamics, Inc.
	3.250%, 01/15/31	18,125	19,235,081
	Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31	4,500	4,432,516
	Stryker Corp.
	3.375%, 11/01/25	11,427	12,278,165
	3.650%, 03/07/28	25,656	28,296,039
	Sysco Corp.
	3.750%, 10/01/25	685	742,842
#	3.300%, 07/15/26	18,844	20,190,402
	3.250%, 07/15/27	4,934	5,290,210
	Target Corp.
#	2.500%, 04/15/26	2,521	2,662,632
	TCI Communications, Inc.
	7.875%, 02/15/26	1,520	1,919,251
	Texas Instruments, Inc.
#	2.900%, 11/03/27	3,500	3,771,087
	Textron, Inc.
	2.450%, 03/15/31	15,590	15,511,430
	TJX Cos., Inc.
	2.250%, 09/15/26	14,681	15,272,548

122

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Travelers Property Casualty Corp.
	6.375%, 03/15/33	800	$1,115,460
	Truist Financial Corp.
	3.700%, 06/05/25	8,345	9,042,665
	TWDC Enterprises 18 Corp.
	7.000%, 03/01/32	1,340	1,901,200
	U.S. Bank NA
	2.800%, 01/27/25	4,950	5,215,774
	Union Pacific Corp.
	3.250%, 01/15/25	9,515	10,095,989
	2.891%, 04/06/36	22,950	23,919,109
	UnitedHealth Group, Inc.
	2.750%, 02/15/23	8,672	8,877,911
	3.100%, 03/15/26	1,290	1,386,572
#	2.750%, 05/15/40	10,000	10,056,150
	Unum Group
	4.000%, 03/15/24	5,051	5,376,007
	3.875%, 11/05/25	1,977	2,109,898
	4.000%, 06/15/29	10,963	12,139,607
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	18,167	19,758,995
	Valero Energy Corp.
	3.400%, 09/15/26	8,918	9,534,035
	7.500%, 04/15/32	580	806,301
	Ventas Realty LP
	3.000%, 01/15/30	1,100	1,140,843
	Verizon Communications, Inc.
	4.125%, 03/16/27	3,000	3,352,764
#	4.329%, 09/21/28	2,000	2,283,014
	4.016%, 12/03/29	17,153	19,223,149
Ω	2.355%, 03/15/32	2,733	2,692,231
	VF Corp.
#	2.800%, 04/23/27	1,000	1,053,266
	2.950%, 04/23/30	516	540,454
	ViacomCBS, Inc.
	3.875%, 04/01/24	4,899	5,194,814
	3.500%, 01/15/25	2,364	2,512,042
#	2.900%, 01/15/27	21,061	22,136,443
	7.875%, 07/30/30	1,137	1,591,797
	4.950%, 01/15/31	3,993	4,740,963
	4.200%, 05/19/32	12,600	14,341,049
	Viatris, Inc.
	3.850%, 06/22/40	10,000	10,709,780
	Visa, Inc.
	3.150%, 12/14/25	4,555	4,894,305
	2.050%, 04/15/30	96,059	97,439,838
#	1.100%, 02/15/31	60,100	56,167,953
	4.150%, 12/14/35	15,600	18,754,259
	2.700%, 04/15/40	5,000	5,125,775
	VMware, Inc.
	3.900%, 08/21/27	1,024	1,123,053
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26	514	550,963

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
# 3.200%, 04/15/30	23,552	$25,046,800
Walmart, Inc.
2.375%, 09/24/29	2,246	2,343,318
# 1.800%, 09/22/31	41,000	40,403,795
Walt Disney Co.
3.700%, 09/15/24	13,864	14,829,436
1.750%, 01/13/26	5,000	5,072,548
# 2.650%, 01/13/31	24,750	25,719,456
6.200%, 12/15/34	1,700	2,379,686
Waste Management, Inc.
1.500%, 03/15/31	10,000	9,396,788
WEC Energy Group, Inc.
3.550%, 06/15/25	5,268	5,643,949
Wells Fargo & Co.
3.000%, 02/19/25	6,264	6,594,732
3.000%, 04/22/26	9,473	10,026,245
3.000%, 10/23/26	1,490	1,573,792
# 4.150%, 01/24/29	1,200	1,351,010
Welltower, Inc.
4.125%, 03/15/29	1,550	1,736,349
2.750%, 01/15/31	11,393	11,702,483
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	12,601,291
WestRock MWV LLC
8.200%, 01/15/30	19,367	26,833,310
Weyerhaeuser Co.
# 7.375%, 03/15/32	4,300	6,101,136
Whirlpool Corp.
3.700%, 05/01/25	15,463	16,608,392
4.750%, 02/26/29	1,300	1,510,589
Williams Cos., Inc.
4.000%, 09/15/25	12,364	13,438,175
3.750%, 06/15/27	7,863	8,556,726
3.500%, 11/15/30	15,200	16,326,736
Wisconsin Electric Power Co.
3.100%, 06/01/25	2,200	2,324,510
WP Carey, Inc.
# 2.400%, 02/01/31	2,300	2,269,275
2.450%, 02/01/32	9,800	9,685,613
WRKCo, Inc.
4.200%, 06/01/32	1,800	2,057,241
3.000%, 06/15/33	19,705	20,455,980
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	1,915	2,038,055
Zoetis, Inc.
3.000%, 09/12/27	26,275	28,050,164

TOTAL UNITED STATES		5,317,792,415

TOTAL BONDS		6,879,693,824

U.S. TREASURY OBLIGATIONS — (32.9%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	48,961,434
6.625%, 02/15/27	34,651	44,242,033

123

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	6.125%, 11/15/27	29,407	$37,624,110
	5.250%, 11/15/28	10,442	13,114,217
	5.250%, 02/15/29	60,685	76,591,108
	6.125%, 08/15/29	35,585	47,841,961
	6.250%, 05/15/30	45,710	63,192,566
	5.375%, 02/15/31	64,500	86,215,840
#	4.500%, 02/15/36	295,000	405,406,054
	1.750%, 08/15/41	20,000	19,253,125
U.S. Treasury Notes
	2.250%, 11/15/25	98,895	103,658,185
	1.625%, 02/15/26	60,499	61,843,991
	1.625%, 05/15/26	115,000	117,484,179
	1.500%, 08/15/26	78,787	79,981,420
	1.625%, 09/30/26	50,000	51,070,313
	2.000%, 11/15/26	70,000	72,728,907
	1.625%, 11/30/26	39,750	40,579,160
	1.500%, 01/31/27	59,500	60,325,098
	2.250%, 02/15/27	60,000	63,082,031
	2.375%, 05/15/27	91,200	96,529,500
	0.500%, 06/30/27	45,000	43,033,008
	2.250%, 08/15/27	100,000	105,179,688
	0.500%, 10/31/27	65,000	61,810,938
	2.250%, 11/15/27	79,018	83,145,154
	0.625%, 11/30/27	35,000	33,490,625
	0.625%, 12/31/27	125,000	119,404,297
	2.750%, 02/15/28	88,300	95,577,852
	1.125%, 02/29/28	115,000	113,180,664
	1.250%, 03/31/28	135,000	133,676,367
	1.250%, 04/30/28	80,000	79,168,750

		Face
		Amount^	Value†
		(000)
	2.875%, 05/15/28	99,000	$108,060,821
	2.875%, 08/15/28	113,000	123,580,508
	3.125%, 11/15/28	75,000	83,405,273
	2.625%, 02/15/29	110,000	118,812,891
	2.375%, 05/15/29	83,000	88,307,461
	1.625%, 08/15/29	148,000	149,699,688
	1.750%, 11/15/29	92,500	94,501,757
	1.500%, 02/15/30	189,700	189,892,663
	0.625%, 05/15/30	220,000	204,402,343
	0.625%, 08/15/30	224,000	207,576,251
	0.875%, 11/15/30	249,000	235,256,368
	1.125%, 02/15/31	233,000	224,735,781
	1.625%, 05/15/31	96,000	96,675,000
#	1.250%, 08/15/31	215,000	208,919,531

TOTAL U.S. TREASURY OBLIGATIONS			4,591,218,911

TOTAL INVESTMENT SECURITIES (Cost $13,151,473,615)			13,488,115,386

		Shares
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund		42,357,913	490,081,050

TOTAL INVESTMENTS — (100.0%) (Cost $13,641,530,737)			$13,978,196,436

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$2,017,202,651	—	$2,017,202,651
Bonds
Australia	—	287,871,745	—	287,871,745
Belgium	—	19,121,457	—	19,121,457
Canada	—	196,877,581	—	196,877,581
Denmark	—	2,222,955	—	2,222,955
France	—	98,306,357	—	98,306,357
Germany	—	118,390,620	—	118,390,620
Ireland	—	1,692,240	—	1,692,240
Italy	—	20,129,354	—	20,129,354
Japan	—	195,158,924	—	195,158,924
Netherlands	—	153,664,630	—	153,664,630
Norway	—	13,938,108	—	13,938,108
Spain	—	66,275,057	—	66,275,057
Supranational Organization Obligations	—	2,460,178	—	2,460,178
Switzerland	—	152,653,021	—	152,653,021

124

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$233,139,182	—	$233,139,182
United States	—	5,317,792,415	—	5,317,792,415
U.S. Treasury Obligations	—	4,591,218,911	—	4,591,218,911
Securities Lending Collateral	—	490,081,050	—	490,081,050

TOTAL	—	$13,978,196,436	—	$13,978,196,436

See accompanying Notes to Financial Statements.

125

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.9%)
Treasury Inflation Protected Security
0.125%, 01/15/22	43,510	$43,898,807
0.125%, 04/15/22	43,755	44,586,627
0.125%, 07/15/22	37,173	38,216,846
0.125%, 01/15/23	43,138	44,793,594
0.625%, 01/15/24	41,561	44,491,399
2.375%, 01/15/25	38,636	44,454,037
0.125%, 04/15/25	22,769	24,535,532
0.625%, 01/15/26	40,927	45,336,709
1.750%, 01/15/28	20,631	24,902,158
3.625%, 04/15/28	27,906	37,343,188
2.500%, 01/15/29	3,185	4,093,046
3.875%, 04/15/29	23,046	32,253,513
0.125%, 07/15/30	5,121	5,698,020
# 0.125%, 01/15/31	30,894	34,263,018

TOTAL U.S. TREASURY OBLIGATIONS		468,866,494

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.7%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc	92,126,668	1,178,300,083
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc	70,967,792	703,290,821

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,881,590,904

TOTAL INVESTMENT SECURITIES (Cost $2,346,873,630)		2,350,457,398

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.025%	10,286,265	10,286,265

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	9,822	113,640

TOTAL INVESTMENTS — (100.0%) (Cost $2,357,273,525)		$2,360,857,303

126

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$468,866,494	—	$468,866,494
Affiliated Investment Companies	$1,881,590,904	—	—	1,881,590,904
Temporary Cash Investments	$10,286,265	—	—	$10,286,265
Securities Lending Collateral	—	$113,640	—	113,640

TOTAL	$1,891,877,169	$468,980,134	—	$2,360,857,303

See accompanying Notes to Financial Statements.

127

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/48.	29,297	$39,854,073
1.000%, 02/15/49.	83,732	115,258,435
0.250%, 02/15/50.	99,431	115,750,138
0.125%, 02/15/51.	102,179	115,999,128

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 339,720,973)		386,861,774

TOTAL INVESTMENTS — (100.0%) (Cost $ 339,720,973)		$386,861,774

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations.	—	$386,861,774	—	$386,861,774

TOTAL	—	$386,861,774	—	$386,861,774

See accompanying Notes to Financial Statements.

128

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.0%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$130
0.625%, 01/15/26	238,309	263,985,898
0.125%, 07/15/26	453,003	496,315,853
0.375%, 01/15/27	523,183	580,187,769
2.375%, 01/15/27	247,552	301,778,289
0.375%, 07/15/27	448,985	501,834,727
0.500%, 01/15/28	225,790	253,890,679
1.750%, 01/15/28	315,597	380,939,983
3.625%, 04/15/28	384,768	514,883,345
0.750%, 07/15/28	99,168	114,025,307
0.875%, 01/15/29	495,633	575,340,417
2.500%, 01/15/29	408,349	524,728,529
3.875%, 04/15/29	437,205	611,873,595
0.250%, 07/15/29	170,571	191,037,182
0.125%, 01/15/30	172,242	190,692,578
0.125%, 07/15/30	10,669	11,870,874
0.125%, 01/15/31	26,271	29,135,220
3.375%, 04/15/32	334,423	493,567,912
2.125%, 02/15/40	387,277	584,510,408
2.125%, 02/15/41	332,269	508,042,121

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 6,477,617,685)		7,128,640,816

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.025%	74,952,752	74,952,752

TOTAL INVESTMENTS — (100.0%) (Cost $ 6,552,570,437)		$7,203,593,568

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations.	—	$7,128,640,816	—	$7,128,640,816
Temporary Cash Investments	$74,952,752	—	—	74,952,752

TOTAL.	$74,952,752	$7,128,640,816	—	$7,203,593,568

See accompanying Notes to Financial Statements.

129

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face
			Amount^	Value†
			(000)
BONDS — (88.4%)
AUSTRALIA — (10.0%)
Australia & New Zealand Banking Group Ltd.
	2.550%, 11/23/21		2,700	$2,703,671
	3.300%, 03/07/22	AUD	1,000	760,222
	2.625%, 05/19/22		250	253,167
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.760%, FRN
(r)	0.794%, 01/16/25	AUD	12,000	9,109,658
Australia Government Bond
	0.250%, 11/21/25	AUD	33,650	24,094,042
	4.250%, 04/21/26	AUD	8,000	6,727,869
Bank of New Zealand
Ω	1.000%, 03/03/26		750	731,152
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,017,282
	2.750%, 03/10/22		200	201,740
Ω	1.125%, 06/15/26		14,375	14,147,545
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	10,019,004
National Australia Bank Ltd.
	2.800%, 01/10/22		3,000	3,014,129
	2.500%, 05/22/22		1,635	1,655,446
	3.375%, 01/14/26		3,697	4,000,105
National Australia Bank Ltd., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 0.947%, 09/26/23	AUD	6,000	4,568,898
(r)	3M Swap + 1.040%, FRN, 1.053%, 02/26/24	AUD	2,500	1,910,108
(r)	3M Swap + 0.920%, FRN, 0.933%, 06/19/24	AUD	6,000	4,576,006
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	22,600	17,162,693
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	14,700	12,161,213
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	1,000	802,799
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	2,000	1,588,598
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	15,950	11,460,557

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	Westpac Banking Corp.
	2.800%, 01/11/22		11,749	$11,807,668
	2.850%, 05/13/26		8,700	9,238,358
	1.150%, 06/03/26		9,800	9,678,284
	4.125%, 06/04/26	AUD	500	408,265
	Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 1.140%, FRN, 1.182%, 04/24/24	AUD	500	383,335
(r)	3M Swap + 0.880%, FRN, 0.896%, 08/16/24	AUD	3,500	2,667,892

	TOTAL AUSTRALIA			170,849,706

AUSTRIA — (0.1%)
	Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		1,000	972,690

BELGIUM — (0.0%)
	Dexia Credit Local SA
	0.250%, 06/02/22	EUR	350	406,372

CANADA — (15.1%)
	Bank of Montreal
	2.280%, 07/29/24	CAD	5,750	4,715,734
	Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)	1.002%, 09/07/23	AUD	10,070	7,679,752
	Bank of Nova Scotia
	1.900%, 12/02/21	CAD	15,300	12,378,461
	1.830%, 04/27/22	CAD	6,000	4,880,430
	1.750%, 12/23/22	GBP	3,500	4,836,380
	Canada Government International Bond
	0.750%, 05/19/26		4,000	3,927,320
	Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		11,000	10,780,217
	Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,568	1,605,768
	3.900%, 02/01/25		559	597,966
	2.050%, 07/15/25		555	563,435
	CPPIB Capital, Inc.
Ω	0.875%, 09/09/26		25,000	24,541,084
	Enbridge, Inc.
#	2.900%, 07/15/22		6,010	6,098,938
	National Bank of Canada
	1.534%, 06/15/26	CAD	3,880	3,051,268

130

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
	Province of Alberta Canada
	1.000%, 11/15/21	GBP	3,000	$4,106,777
	Province of British Columbia Canada
#	0.900%, 07/20/26		17,100	16,830,757
	Province of Ontario Canada
	1.350%, 03/08/22	CAD	13,000	10,545,483
	0.625%, 01/21/26		3,800	3,711,688
	1.050%, 04/14/26		12,000	11,911,352
	1.350%, 09/08/26	CAD	16,000	12,665,934
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.490%, 08/21/23	CAD	11,600	9,414,783
	Province of Quebec Canada
	2.500%, 09/01/26	CAD	10,000	8,359,486
	Province of Quebec Canada, Floating Rate Note
(r)	3M CDOR + 0.545%, FRN, 1.003%, 10/19/23	CAD	11,250	9,230,890
(r)	3M CDOR + 0.405%, FRN, 0.863%, 10/13/24	CAD	30,275	24,910,092
	PSP Capital, Inc.
	0.900%, 06/15/26	CAD	2,000	1,556,642
Ω	1.000%, 06/29/26		4,469	4,415,380
	Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,160,458
	Royal Bank of Canada
	1.968%, 03/02/22	CAD	2,300	1,868,174
	2.000%, 03/21/22	CAD	15,000	12,194,651
	2.352%, 07/02/24	CAD	6,500	5,342,910
	Suncor Energy, Inc.
	3.100%, 05/15/25		2,000	2,110,711
	Toronto-Dominion Bank
	3.005%, 05/30/23	CAD	5,000	4,154,735
	0.625%, 07/20/23	EUR	7,300	8,572,554
	0.750%, 01/06/26		7,500	7,311,978
	1.200%, 06/03/26		6,300	6,222,099
	Toronto-Dominion Bank, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	1.025%, 07/10/24	AUD	4,000	3,057,109

	TOTAL CANADA			257,311,396

DENMARK — (0.1%)
	Kommunekredit
	0.500%, 01/28/26		1,425	1,384,573

			Face
			Amount^	Value†
			(000)
FRANCE — (1.3%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		4,400	$4,291,496
BNP Paribas SA
Ω	2.950%, 05/23/22		2,500	2,534,979
BPCE SA
Ω	2.375%, 01/14/25		2,200	2,255,374
Caisse d’Amortissement de la Dette Sociale
#Ω	0.625%, 02/18/26		1,000	976,940
Credit Agricole SA
Ω	3.375%, 01/10/22		2,000	2,011,535
Societe Generale SA
Ω	3.250%, 01/12/22		2,000	2,011,393
Ω	4.250%, 09/14/23		5,000	5,308,756
Ω	2.625%, 10/16/24		1,700	1,758,403
TotalEnergies Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,749,255

TOTAL FRANCE				22,898,131

GERMANY — (3.3%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,000	5,241,955
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,582,792
BMW U.S. Capital LLC
Ω	3.450%, 04/12/23		2,000	2,081,035
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		3,000	3,013,051
Ω	3.300%, 05/19/25		2,231	2,374,715
Ω	1.450%, 03/02/26		5,333	5,307,746
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	86,330	10,248,743
	0.625%, 01/22/26		7,700	7,536,895
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	3,438,776
Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	2,000	1,692,113
NRW Bank
	1.050%, 03/31/26	AUD	580	419,431
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		500	494,932
State of North Rhine-Westphalia Germany
	1.000%, 04/21/26		8,300	8,214,630

131

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	$3,003,042
Ω	2.850%, 09/26/24		500	523,496

TOTAL GERMANY				56,173,352

IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		10,800	10,625,725
	4.450%, 04/03/26		150	163,480

TOTAL IRELAND				10,789,205

ITALY — (0.9%)
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	407,083
Ω	3.250%, 09/23/24		4,200	4,403,986
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	6,110,824
	2.375%, 10/17/24		3,961	4,075,463

TOTAL ITALY				14,997,356

JAPAN — (4.5%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		6,000	5,835,432
Aircastle Ltd.
	4.250%, 06/15/26		1,500	1,626,850
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	3,000	3,503,505
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		1,770	1,791,854
Mitsubishi UFJ Financial Group, Inc.
#	3.407%, 03/07/24		1,000	1,055,109
#	2.193%, 02/25/25		8,500	8,729,340
	2.757%, 09/13/26		786	819,945
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		5,000	5,041,428
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		8,350	8,277,204
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		2,500	2,630,134
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	621,024
	1.653%, 07/14/26		1,528	1,504,263
NTT Finance Corp.
Ω	1.162%, 04/03/26		10,607	10,448,004

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	$5,181,330
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		6,500	6,774,163
#	0.948%, 01/12/26		500	487,397
	2.632%, 07/14/26		3,000	3,114,763
Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	1,500	1,218,120
	2.350%, 07/18/22	CAD	3,000	2,452,456
	2.700%, 01/25/23	CAD	4,000	3,295,928
Toyota Motor Credit Corp.
#	1.125%, 06/18/26		360	354,886
Toyota Motor Finance Netherlands BV
	0.625%, 09/26/23	EUR	1,500	1,760,461

TOTAL JAPAN				76,523,596

NETHERLANDS — (1.8%)
Cooperatieve Rabobank UA
	2.750%, 01/10/22		5,000	5,021,399
	4.875%, 01/10/23	GBP	350	500,989
Ω	2.625%, 07/22/24		1,000	1,042,518
ING Groep NV
Ω	4.625%, 01/06/26		7,969	8,928,402
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,040,819
Shell International Finance BV
	1.000%, 04/06/22	EUR	6,000	6,978,447
#	3.250%, 05/11/25		4,000	4,277,893
Siemens Financieringsmaatschappij NV
Ω	2.350%, 10/15/26		3,500	3,623,547

TOTAL NETHERLANDS				31,414,014

NEW ZEALAND — (1.3%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	21,363,331

NORWAY — (3.0%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,000	1,043,607
Equinor ASA
	1.750%, 01/22/26		1,500	1,521,251
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	73,726
	0.500%, 01/13/26		2,500	2,435,350
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	374,700	46,016,171

TOTAL NORWAY				51,090,105

132

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
SPAIN — (0.3%)
Banco Santander SA
3.848%, 04/12/23		2,000	$2,089,303
Santander Holdings USA, Inc.
3.400%, 01/18/23		3,650	3,756,311

TOTAL SPAIN			5,845,614

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.0%)
African Development Bank
0.875%, 03/23/26		10,500	10,367,070
0.875%, 07/22/26		22,400	22,012,480
Asian Development Bank
0.800%, 11/06/25	AUD	15,650	11,338,621
0.500%, 02/04/26		9,102	8,863,667
1.000%, 04/14/26		2,000	1,983,151
0.500%, 05/05/26	AUD	10,700	7,574,284
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	17,500	12,664,204
European Bank for Reconstruction & Development
0.500%, 01/28/26		20,000	19,478,369
European Investment Bank
1.500%, 01/26/24	NOK	50,000	5,926,349
# 0.375%, 03/26/26		3,000	2,900,709
Inter-American Development Bank
2.750%, 10/30/25	AUD	1,000	781,078
0.875%, 04/20/26		8,650	8,534,998
4.250%, 06/11/26	AUD	21,500	17,852,691
1.000%, 06/29/26	CAD	25,000	19,546,299
International Bank for Reconstruction & Development
0.500%, 05/18/26	AUD	1,572	1,112,253
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r) 0.359%, 09/18/25		9,000	9,042,210
Nordic Investment Bank
1.875%, 04/10/24	NOK	75,000	8,946,040
# 0.500%, 01/21/26		2,000	1,942,046

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			170,866,519

SWEDEN — (1.5%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	10,000	1,183,013

			Face
			Amount^	Value†
			(000)
SWEDEN — (Continued)
Skandinaviska Enskilda Banken AB
#Ω	1.200%, 09/09/26		5,250	$5,164,635
Svenska Handelsbanken AB
	2.750%, 12/05/22	GBP	2,000	2,793,174
Svenska Handelsbanken AB, Floating Rate Note, 3M Swap + 0.450%, FRN
(r)	0.462%, 03/04/26	AUD	5,000	3,747,543
Swedbank AB
	0.250%, 11/07/22	EUR	4,400	5,120,658
	1.625%, 12/28/22	GBP	5,000	6,902,505
	0.400%, 08/29/23	EUR	250	292,558

TOTAL SWEDEN				25,204,086

SWITZERLAND — (1.5%)
Credit Suisse Group AG
	4.550%, 04/17/26		4,750	5,277,485
Nestle Finance International Ltd.
	0.750%, 11/08/21	EUR	1,500	1,734,346
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		2,000	1,943,143
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		7,209	7,069,122
UBS Group AG
	4.125%, 09/24/25		3,000	3,277,769
#	4.125%, 04/15/26		5,000	5,503,268

TOTAL SWITZERLAND				24,805,133

UNITED KINGDOM — (1.8%)
AstraZeneca PLC
	0.700%, 04/08/26		3,000	2,913,892
BAT International Finance PLC
Ω	3.950%, 06/15/25		2,000	2,157,288
#	1.668%, 03/25/26		4,500	4,450,153
BP Capital Markets PLC
	3.814%, 02/10/24		709	754,956
CNH Industrial Capital LLC
	4.375%, 04/05/22		3,000	3,045,412
	4.200%, 01/15/24		210	224,023
HSBC Holdings PLC
	3.600%, 05/25/23		775	810,057
Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	7,903,372
Lloyds Banking Group PLC
	3.000%, 01/11/22		2,500	2,512,786
LSEGA Financing PLC
Ω	1.375%, 04/06/26		4,064	4,015,071
Natwest Group PLC
	4.800%, 04/05/26		1,000	1,121,195

133

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
	Reynolds American, Inc.
	4.450%, 06/12/25	1,500	$1,636,491

	TOTAL UNITED KINGDOM		31,544,696

	UNITED STATES — (31.3%)
	AbbVie, Inc.
	3.450%, 03/15/22	7,800	7,848,013
	3.250%, 10/01/22	2,300	2,340,132
	2.900%, 11/06/22	1,000	1,022,729
	Aetna, Inc.
	2.750%, 11/15/22	825	839,222
	Aircastle Ltd.
Ω	5.250%, 08/11/25	3,000	3,315,294
	Albemarle Corp.
	4.150%, 12/01/24	600	649,192
	Amazon.com, Inc.
	1.000%, 05/12/26	1,500	1,487,092
	American Express Co.
	2.500%, 08/01/22	7,383	7,482,705
	American Tower Corp.
	1.600%, 04/15/26	3,500	3,480,880
	Ameriprise Financial, Inc.
#	2.875%, 09/15/26	1,000	1,060,048
	AmerisourceBergen Corp.
#	3.400%, 05/15/24	4,000	4,234,424
	Amgen, Inc.
	2.600%, 08/19/26	3,480	3,635,565
	Anthem, Inc.
	3.125%, 05/15/22	1,907	1,934,737
#	1.500%, 03/15/26	2,000	2,000,661
	Aon PLC
	3.500%, 06/14/24	200	212,010
	Apple, Inc.
	0.700%, 02/08/26	3,120	3,058,331
	Ares Capital Corp.
	3.250%, 07/15/25	4,860	5,054,716
#	3.875%, 01/15/26	6,000	6,364,327
	2.150%, 07/15/26	500	495,156
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,400	1,470,826
	AT&T, Inc.
#	3.000%, 06/30/22	620	627,323
	Autodesk, Inc.
	3.600%, 12/15/22	1,000	1,024,534
	Avnet, Inc.
	4.625%, 04/15/26	5,000	5,522,031
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22	3,000	3,067,254
	Baltimore Gas & Electric Co.
	3.350%, 07/01/23	610	633,375

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Bank of America Corp.
	3.300%, 01/11/23		500	$516,648
	3.500%, 04/19/26		3,000	3,239,509
	Berkshire Hathaway, Inc.
	0.750%, 03/16/23	EUR	600	701,339
	Boeing Co.
#	2.800%, 03/01/23		3,300	3,376,865
	2.600%, 10/30/25		2,765	2,831,403
	Booking Holdings, Inc.
	2.750%, 03/15/23		4,500	4,625,096
	3.650%, 03/15/25		1,697	1,825,519
	BP Capital Markets America, Inc.
#	3.119%, 05/04/26		1,244	1,330,557
	Bristol-Myers Squibb Co.
	2.750%, 02/15/23		5,500	5,650,549
	Broadcom, Inc.
	4.700%, 04/15/25		4,350	4,802,747
	4.250%, 04/15/26		4,000	4,398,971
	Brown & Brown, Inc.
	4.200%, 09/15/24		10,428	11,256,835
	Bunge Ltd. Finance Corp.
	3.000%, 09/25/22		3,000	3,061,055
	4.350%, 03/15/24		5,034	5,409,188
	1.630%, 08/17/25		400	401,434
	Campbell Soup Co.
#	2.500%, 08/02/22		1,000	1,015,119
#	3.650%, 03/15/23		3,143	3,262,499
	Capital One Financial Corp.
#	3.200%, 01/30/23		6,000	6,182,866
	3.200%, 02/05/25		1,900	2,009,990
	Cargill, Inc.
Ω	0.750%, 02/02/26		900	877,329
	Caterpillar Financial Services Corp.
#	2.625%, 03/01/23		500	514,135
	Chevron Corp.
	2.498%, 03/03/22		4,680	4,706,543
	2.954%, 05/16/26		4,100	4,369,162
	Chevron USA, Inc.
	0.687%, 08/12/25		1,000	982,821
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		1,000	1,022,576
	Cigna Corp.
	3.750%, 07/15/23		1,084	1,137,584
#	1.250%, 03/15/26		10,000	9,887,161
	Citigroup, Inc.
	4.500%, 01/14/22		115	115,920
	3.875%, 10/25/23		530	563,186
	3.700%, 01/12/26		2,000	2,169,328
	3.400%, 05/01/26		6,000	6,456,960
	3.200%, 10/21/26		1,000	1,063,130
	Citizens Bank NA
	3.700%, 03/29/23		8,178	8,509,218

134

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	CNA Financial Corp.
	3.950%, 05/15/24	3,000	$3,194,425
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	1,159	1,268,350
	Conagra Brands, Inc.
	3.200%, 01/25/23	1,083	1,109,891
	Constellation Brands, Inc.
	3.200%, 02/15/23	1,706	1,756,600
	Crown Castle International Corp.
#	1.050%, 07/15/26	4,000	3,872,664
	CVS Health Corp.
	3.500%, 07/20/22	2,500	2,540,047
	2.750%, 12/01/22	2,500	2,545,298
	Discover Financial Services
	3.750%, 03/04/25	250	267,223
	Discovery Communications LLC
	3.450%, 03/15/25	200	212,322
	4.900%, 03/11/26	2,000	2,254,531
	Dollar General Corp.
	3.250%, 04/15/23	2,320	2,392,263
	Dollar Tree, Inc.
	3.700%, 05/15/23	8,393	8,748,750
	Duke Energy Corp.
	2.400%, 08/15/22	1,357	1,375,895
	2.650%, 09/01/26	2,900	3,028,654
	E*TRADE Financial Corp.
	2.950%, 08/24/22	8,280	8,436,138
	eBay, Inc.
	2.750%, 01/30/23	417	427,349
	Edison International
	2.400%, 09/15/22	300	303,706
	2.950%, 03/15/23	2,998	3,059,687
	4.950%, 04/15/25	5,257	5,766,687
	Energy Transfer LP
	3.450%, 01/15/23	53	54,236
	4.750%, 01/15/26	1,000	1,107,157
	Enterprise Products Operating LLC
#	3.350%, 03/15/23	1,200	1,237,389
	3.700%, 02/15/26	357	387,035
	Equifax, Inc.
	3.950%, 06/15/23	5,000	5,244,805
	Equinix, Inc.
	1.450%, 05/15/26	400	395,244
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,000	1,070,805
	Exelon Generation Co. LLC
	3.250%, 06/01/25	4,000	4,227,728
	Exxon Mobil Corp.
	2.397%, 03/06/22	6,161	6,184,514
	3.043%, 03/01/26	3,000	3,200,772

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	4,000	$4,505,396
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26	1,600	1,567,982
	Fifth Third Bancorp
	3.500%, 03/15/22	2,000	2,018,237
	Flex Ltd.
	5.000%, 02/15/23	8,000	8,422,968
	3.750%, 02/01/26	250	268,688
	Franklin Resources, Inc.
	2.850%, 03/30/25	1,700	1,788,680
	GE Capital Funding LLC
	3.450%, 05/15/25	3,125	3,342,404
	General Mills, Inc.
	2.600%, 10/12/22	4,385	4,463,828
	General Motors Financial Co., Inc.
	3.250%, 01/05/23	500	513,553
#	2.750%, 06/20/25	6,300	6,541,144
#	1.250%, 01/08/26	1,640	1,608,692
	Gilead Sciences, Inc.
#	3.650%, 03/01/26	1,000	1,084,290
	Global Payments, Inc.
	3.750%, 06/01/23	4,480	4,655,483
	2.650%, 02/15/25	2,500	2,590,344
	1.200%, 03/01/26	500	488,128
	Goldman Sachs Group, Inc.
	5.750%, 01/24/22	5,500	5,568,276
	3.625%, 01/22/23	205	212,498
	3.750%, 05/22/25	1,500	1,609,961
	3.750%, 02/25/26	1,800	1,950,813
	Halliburton Co.
	3.500%, 08/01/23	500	521,059
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22	2,924	2,951,918
#Ω	3.350%, 02/15/23	500	514,154
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23	1,000	1,063,669
	1.750%, 04/01/26	1,000	1,006,460
	HP, Inc.
	2.200%, 06/17/25	5,500	5,641,667
	International Business Machines Corp.
	3.300%, 05/15/26	6,000	6,472,767
	J M Smucker Co.
	3.500%, 03/15/25	1,000	1,070,790
	JPMorgan Chase & Co.
	3.250%, 09/23/22	2,422	2,484,711
	3.200%, 06/15/26	9,500	10,138,392
	Kellogg Co.
	3.250%, 04/01/26	545	582,797

135

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CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Kroger Co.
3.400%, 04/15/22	1,000	$1,006,287
2.800%, 08/01/22	500	508,056
Laboratory Corp. of America Holdings
4.000%, 11/01/23	5,000	5,274,991
Lazard Group LLC
3.750%, 02/13/25	1,000	1,071,838
LyondellBasell Industries NV
5.750%, 04/15/24	240	264,591
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	1,500	1,578,216
Marathon Petroleum Corp.
4.500%, 05/01/23	4,410	4,632,482
4.700%, 05/01/25	3,200	3,535,528
Marsh & McLennan Cos., Inc.
2.750%, 01/30/22	1,500	1,505,689
McKesson Corp.
2.700%, 12/15/22	2,451	2,495,493
2.850%, 03/15/23	1,220	1,248,203
Merck & Co., Inc.
# 0.750%, 02/24/26	4,000	3,920,658
Micron Technology, Inc.
2.497%, 04/24/23	550	565,152
Microsoft Corp.
2.375%, 02/12/22	14,000	14,049,408
Morgan Stanley
3.125%, 01/23/23	5,400	5,568,072
Mosaic Co.
3.250%, 11/15/22	1,000	1,024,849
MPLX LP
4.875%, 12/01/24	1,330	1,457,981
Mylan, Inc.
4.200%, 11/29/23	200	211,737
National Rural Utilities Cooperative Finance Corp.
1.000%, 06/15/26	1,800	1,769,405
National Securities Clearing Corp.
0.750%, 12/07/25	500	488,237
NetApp, Inc.
3.250%, 12/15/22	2,000	2,033,320
Nucor Corp.
# 2.000%, 06/01/25	2,000	2,041,596
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600%, 04/15/26	2,250	2,430,229
Oracle Corp.
2.500%, 10/15/22	2,000	2,036,516
1.650%, 03/25/26	4,000	4,012,772
PACCAR Financial Corp.
# 2.650%, 05/10/22	4,750	4,810,587

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.375%, 02/01/22	1,605	$1,608,839
Ω	4.250%, 01/17/23	822	856,190
Ω	4.125%, 08/01/23	700	736,591
Ω	4.450%, 01/29/26	1,572	1,735,131
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24	500	528,778
Philip Morris International, Inc.
#	2.375%, 08/17/22	200	202,861
	2.750%, 02/25/26	1,189	1,250,010
Phillips 66 Partners LP
	2.450%, 12/15/24	3,393	3,498,090
	3.605%, 02/15/25	3,333	3,535,619
PPG Industries, Inc.
	1.200%, 03/15/26	3,500	3,439,222
Principal Financial Group, Inc.
	3.300%, 09/15/22	1,516	1,553,400
	3.125%, 05/15/23	890	922,091
Public Storage
	0.875%, 02/15/26	1,000	980,133
PulteGroup, Inc.
	5.500%, 03/01/26	1,000	1,146,950
Reinsurance Group of America, Inc.
	4.700%, 09/15/23	4,600	4,915,892
Ross Stores, Inc.
	4.600%, 04/15/25	1,000	1,105,457
Ryder System, Inc.
	2.875%, 06/01/22	383	387,540
	3.400%, 03/01/23	1,200	1,241,678
Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,550	1,636,618
Sempra Energy
	4.050%, 12/01/23	735	778,337
Sherwin-Williams Co.
	2.750%, 06/01/22	207	209,202
Southern Power Co.
	2.500%, 12/15/21	539	539,426
Southwest Airlines Co.
	4.750%, 05/04/23	1,000	1,058,196
	5.250%, 05/04/25	3,000	3,363,321
Southwestern Electric Power Co.
#	1.650%, 03/15/26	7,381	7,380,815
Steel Dynamics, Inc.
	2.400%, 06/15/25	100	103,037
Sysco Corp.
	3.550%, 03/15/25	5,567	5,955,749
United Parcel Service, Inc.
	2.450%, 10/01/22	300	305,810

136

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CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
UnitedHealth Group, Inc.
1.150%, 05/15/26		500	$495,135
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		700	761,342
Valero Energy Corp.
2.850%, 04/15/25		2,200	2,299,565
Ventas Realty LP
2.650%, 01/15/25		800	830,119
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,068,388
1.450%, 03/20/26		5,800	5,785,244
VF Corp.
2.400%, 04/23/25		5,700	5,899,266
ViacomCBS, Inc.
3.500%, 01/15/25		100	106,262
4.750%, 05/15/25		6,900	7,655,593
Visa, Inc.
3.150%, 12/14/25		571	613,534
VMware, Inc.
1.400%, 08/15/26		6,725	6,624,309
Vornado Realty LP
2.150%, 06/01/26		1,500	1,510,674
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	725,685
Walt Disney Co.
1.750%, 01/13/26		2,638	2,676,276
Waste Management, Inc.
2.400%, 05/15/23		200	205,005
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	814,003
3.000%, 04/22/26		9,000	9,525,621
2.975%, 05/19/26	CAD	1,000	829,864
Western Union Co.
1.350%, 03/15/26		11,347	11,110,875
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,256,023
Williams Cos., Inc.
3.700%, 01/15/23		3,190	3,280,241

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.900%, 01/15/25	2,161	$2,322,475
Zimmer Biomet Holdings, Inc.
# 3.150%, 04/01/22	950	956,272
3.550%, 04/01/25	800	851,407
3.050%, 01/15/26	2,000	2,112,631
Zoetis, Inc.
3.250%, 02/01/23	2,476	2,541,678

TOTAL UNITED STATES		532,828,096

TOTAL BONDS		1,507,267,971

U.S. TREASURY OBLIGATIONS — (10.6%)
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/26	2,816	3,065,861
U.S. Treasury Notes
0.500%, 02/28/26	11,000	10,716,406
0.750%, 03/31/26	19,000	18,691,250
0.750%, 04/30/26	4,000	3,932,344
0.750%, 05/31/26	110,000	108,062,109
0.875%, 06/30/26	25,000	24,671,875
United States Treasury Inflation Indexed Bonds
0.125%, 10/15/25	10,016	10,882,173

TOTAL U.S. TREASURY OBLIGATIONS		180,022,018

TOTAL INVESTMENT SECURITIES (Cost $1,685,080,432)		1,687,289,989

	Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	1,473,660	17,050,247

TOTAL INVESTMENTS — (100.0%) (Cost $1,702,130,318)		$1,704,340,236

As of October 31, 2021, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	2,489,275	USD	1,869,816	State Street Bank and Trust	01/06/22	$3,196
USD	73,182,493	NOK	615,904,399	Morgan Stanley and Co. International	01/10/22	320,921
USD	4,039,150	GBP	2,944,561	HSBC Bank	01/14/22	8,144
USD	7,345,012	EUR	6,296,266	Morgan Stanley and Co. International	01/14/22	52,530

137

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	17,243,763	EUR	14,834,600	State Street Bank and Trust	01/14/22	$61,984
USD	17,274,313	EUR	14,831,912	State Street Bank and Trust	01/25/22	91,813
USD	1,570,602	CAD	1,940,509	State Street Bank and Trust	01/26/22	2,459

Total Appreciation						$541,047
USD	16,451,190	CAD	20,637,142	Barclays Capital	11/10/21	$(223,828)
CAD	6,390,808	USD	5,177,777	Citibank NA	11/10/21	(13,940)
USD	56,067,653	CAD	71,006,072	HSBC Bank	11/10/21	(1,305,966)
USD	1,170,230	SEK	10,209,548	HSBC Bank	11/15/21	(18,705)
USD	58,213,308	CAD	73,772,695	HSBC Bank	11/17/21	(1,395,535)
USD	8,583,200	AUD	11,948,758	HSBC Bank	12/22/21	(406,994)
USD	10,409,732	GBP	7,678,352	HSBC Bank	12/22/21	(100,791)
USD	4,751,815	GBP	3,525,390	Morgan Stanley and Co. International	12/22/21	(73,920)
USD	16,727,304	AUD	22,305,749	Citibank NA	12/31/21	(56,025)
USD	21,005,690	NZD	30,478,941	Australia & New Zealand Banking Group Ltd.	01/05/22	(813,173)
NZD	404,741	USD	291,234	Australia & New Zealand Banking Group Ltd.	01/05/22	(1,493)
USD	142,584,384	AUD	195,121,435	HSBC Bank	01/06/22	(4,231,375)
USD	24,217,278	CAD	29,992,249	State Street Bank and Trust	01/26/22	(19,726)

Total (Depreciation)						$(8,661,471)

Total Appreciation (Depreciation)						$(8,120,424)

As of October 31, 2021, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.933% Fixed	CPI	Maturity	USD 48,000,000	08/17/23	—	—	$856,816	$856,816
Bank of America Corp	2.905% Fixed	CPI	Maturity	USD 21,000,000	10/08/24	—	—	256,281	256,281
Bank of America Corp	2.889% Fixed	CPI	Maturity	USD 20,000,000	08/04/24	—	—	463,911	463,911
Bank of America Corp	2.820% Fixed	CPI	Maturity	USD 44,000,000	09/03/24	—	—	798,291	798,291
Bank of America Corp	2.736% Fixed	CPI	Maturity	USD 54,000,000	07/29/26	—	—	1,629,198	1,629,198
Bank of America Corp	2.712% Fixed	CPI	Maturity	USD 25,000,000	06/07/26	—	—	1,023,574	1,023,574
Bank of America Corp	2.699% Fixed	CPI	Maturity	USD 24,000,000	07/27/26	—	—	780,558	780,558
Bank of America Corp	2.608% Fixed	CPI	Maturity	USD 44,000,000	06/17/26	—	—	1,959,492	1,959,492
Bank of America Corp	2.602% Fixed	CPI	Maturity	USD 60,000,000	07/09/26	—	—	2,452,626	2,452,626
Bank of America Corp	2.581% Fixed	CPI	Maturity	USD 31,000,000	04/16/26	—	—	1,614,381	1,614,381
Bank of America Corp	2.580% Fixed	CPI	Maturity	USD 29,000,000	06/15/26	—	—	1,344,827	1,344,827
Bank of America Corp	2.495% Fixed	CPI	Maturity	USD 43,000,000	03/16/26	—	—	2,476,281	2,476,281

138

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CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.340% Fixed	CPI	Maturity	USD 21,000,000	09/26/23	—	—	$766,285	$766,285
Bank of America Corp	2.213% Fixed	CPI	Maturity	USD 23,000,000	01/21/22	—	—	917,331	917,331
Bank of America Corp	2.208% Fixed	CPI	Maturity	USD 26,000,000	02/01/23	—	—	1,018,457	1,018,457
Bank of America Corp	1.598% Fixed	CPI	Maturity	USD 42,000,000	07/23/23	—	—	3,569,635	3,569,635
Bank of America Corp	1.310% Fixed	CPI	Maturity	USD 38,000,000	06/24/24	—	—	4,079,872	4,079,872
Citibank, N.A	3.255% Fixed	CPI	Maturity	USD 57,000,000	10/19/23	—	—	259,437	259,437
Citibank, N.A	2.965% Fixed	CPI	Maturity	USD 20,000,000	09/01/23	—	—	272,322	272,322
Citibank, N.A	2.539% Fixed	CPI	Maturity	USD 30,000,000	04/07/26	—	—	1,641,373	1,641,373
Citibank, N.A	2.255% Fixed	CPI	Maturity	USD 29,000,000	02/19/22	—	—	1,182,847	1,182,847
Citibank, N.A	2.220% Fixed	CPI	Maturity	USD 38,000,000	01/27/22	—	—	1,546,908	1,546,908
Citibank, N.A	2.196% Fixed	CPI	Maturity	USD 24,000,000	05/31/23	—	—	1,016,446	1,016,446
Citibank, N.A	2.182% Fixed	CPI	Maturity	USD 23,000,000	01/19/23	—	—	934,954	934,954
Citibank, N.A	2.041% Fixed	CPI	Maturity	USD 24,000,000	10/17/22	—	—	1,218,211	1,218,211
Citibank, N.A	1.998% Fixed	CPI	Maturity	USD 23,000,000	12/10/23	—	—	1,332,907	1,332,907
Citibank, N.A	1.485% Fixed	CPI	Maturity	USD 25,000,000	11/24/21	—	—	968,179	968,179
Citibank, N.A	1.303% Fixed	CPI	Maturity	USD 25,000,000	06/22/25	—	—	3,092,578	3,092,578
Citibank, N.A	1.213% Fixed	CPI	Maturity	USD 30,000,000	11/03/21	—	—	1,214,404	1,214,404
Citibank, N.A	0.530% Fixed	CPI	Maturity	USD 35,000,000	03/11/22	—	—	2,365,239	2,365,239
Deutsche Bank AG	2.860% Fixed	CPI	Maturity	USD 30,000,000	09/24/23	—	—	397,632	397,632
Deutsche Bank AG	2.778% Fixed	CPI	Maturity	USD 36,000,000	05/07/26	—	—	1,460,388	1,460,388
Deutsche Bank AG	2.748% Fixed	CPI	Maturity	USD 25,000,000	05/17/26	—	—	1,038,942	1,038,942
Deutsche Bank AG	2.735% Fixed	CPI	Maturity	USD 31,000,000	05/27/26	—	—	1,279,026	1,279,026
Deutsche Bank AG	2.710% Fixed	CPI	Maturity	USD 27,000,000	05/25/26	—	—	1,158,980	1,158,980
Deutsche Bank AG	2.698% Fixed	CPI	Maturity	USD 32,000,000	06/08/26	—	—	1,324,918	1,324,918
Deutsche Bank AG	2.695% Fixed	CPI	Maturity	USD 32,000,000	09/24/25	—	—	657,364	657,364
Deutsche Bank AG	2.623% Fixed	CPI	Maturity	USD 40,000,000	07/14/26	—	—	1,555,813	1,555,813
Deutsche Bank AG	2.588% Fixed	CPI	Maturity	USD 40,000,000	06/24/26	—	—	1,774,694	1,774,694
Deutsche Bank AG	2.508% Fixed	CPI	Maturity	USD 40,000,000	04/12/26	—	—	2,252,086	2,252,086
Deutsche Bank AG	2.423% Fixed	CPI	Maturity	USD 45,000,000	03/08/26	—	—	2,778,397	2,778,397
Deutsche Bank AG	2.420% Fixed	CPI	Maturity	USD 20,000,000	03/05/26	—	—	1,236,287	1,236,287
Deutsche Bank AG	2.325% Fixed	CPI	Maturity	USD 42,000,000	03/02/26	—	—	2,809,357	2,809,357
Deutsche Bank AG	2.210% Fixed	CPI	Maturity	USD 45,000,000	02/17/22	—	—	1,851,364	1,851,364
Deutsche Bank AG	2.193% Fixed	CPI	Maturity	USD 48,000,000	01/13/22	—	—	1,866,497	1,866,497
Deutsche Bank AG	2.186% Fixed	CPI	Maturity	USD 28,000,000	01/15/23	—	—	1,395,752	1,395,752
Deutsche Bank AG	1.938% Fixed	CPI	Maturity	USD 25,000,000	09/08/22	—	—	1,364,658	1,364,658
Deutsche Bank AG	1.540% Fixed	CPI	Maturity	USD 20,000,000	07/15/25	—	—	2,330,790	2,330,790

139

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CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.518% Fixed	CPI	Maturity	USD 34,000,000	07/20/24	—	—	$3,531,431	$3,531,431

Total Appreciation								$75,117,997	$75,117,997
Citibank, N.A.	3.590% Fixed	CPI	Maturity	USD 28,000,000	10/29/23	—	—	(60,228)	(60,228)
Citibank, N.A.	3.546% Fixed	CPI	Maturity	USD 30,000,000	11/01/23	—	—	(39,070)	(39,070)
Deutsche Bank AG	3.345% Fixed	CPI	Maturity	USD 30,000,000	11/01/24	—	—	(42,517)	(42,517)

Total (Depreciation)								$(141,815)	$(141,815)

Total Appreciation (Depreciation)								$74,976,182	$74,976,182

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$170,849,706	—	$170,849,706
Austria	—	972,690	—	972,690
Belgium	—	406,372	—	406,372
Canada	—	257,311,396	—	257,311,396
Denmark	—	1,384,573	—	1,384,573
France	—	22,898,131	—	22,898,131
Germany	—	56,173,352	—	56,173,352
Ireland	—	10,789,205	—	10,789,205
Italy	—	14,997,356	—	14,997,356
Japan	—	76,523,596	—	76,523,596
Netherlands	—	31,414,014	—	31,414,014
New Zealand	—	21,363,331	—	21,363,331
Norway	—	51,090,105	—	51,090,105
Spain	—	5,845,614	—	5,845,614
Supranational Organization Obligations	—	170,866,519	—	170,866,519
Sweden	—	25,204,086	—	25,204,086
Switzerland	—	24,805,133	—	24,805,133
United Kingdom	—	31,544,696	—	31,544,696
United States	—	532,828,096	—	532,828,096
U.S. Treasury Obligations	—	180,022,018	—	180,022,018
Securities Lending Collateral	—	17,050,247	—	17,050,247
Forward Currency Contracts**	—	(8,120,424)	—	(8,120,424)
Swap Agreements**	—	74,976,182	—	74,976,182

TOTAL	—	$1,771,195,994	—	$1,771,195,994

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

140

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount^		Value†
	(000)
AGENCY OBLIGATIONS — (8.7%)
Federal National Mortgage Association
2.500%, 11/01/36		1,950	$2,026,248
2.000%, 11/01/51		6,290	6,289,877
2.500%, 11/01/51		6,140	6,305,852
3.000%, 11/01/51		5,920	6,175,763
Government National Mortgage Association
3.000%, 11/01/51		4,230	4,392,260

TOTAL AGENCY OBLIGATIONS			25,190,000

BONDS — (88.7%)
AUSTRALIA — (5.7%)
Australia Government Bond
1.000%, 11/21/31	AUD	650	440,472
Commonwealth Bank of Australia
Ω 1.875%, 09/15/31		200	194,721
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		750	783,750
Glencore Funding LLC
Ω 2.500%, 09/01/30		600	586,887
Macquarie Group Ltd.
0.350%, 03/03/28	EUR	500	566,038
National Australia Bank Ltd.
1.375%, 08/30/28	EUR	200	245,790
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	3,100	2,269,171
1.500%, 02/20/32	AUD	4,660	3,202,432
Queensland Treasury Corp.
Ω 1.500%, 08/20/32	AUD	1,700	1,159,463
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	1,200	842,607
Treasury Corp. of Victoria
2.250%, 11/20/34	AUD	4,090	2,921,997
Westpac Banking Corp.
1.125%, 09/05/27	EUR	730	883,129
2.150%, 06/03/31		2,600	2,593,502

TOTAL AUSTRALIA			16,689,959

BELGIUM — (0.6%)
Anheuser-Busch InBev SA/NV
2.000%, 03/17/28	EUR	470	595,775

	Face Amount^		Value†
	(000)
BELGIUM — (Continued)
Euroclear Investments SA
1.125%, 12/07/26	EUR	900	$1,089,489

TOTAL BELGIUM			1,685,264

CANADA — (12.7%)
Brookfield Finance, Inc.
4.850%, 03/29/29		600	699,911
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	515,293
Cenovus Energy, Inc.
4.400%, 04/15/29		400	447,310
CPPIB Capital, Inc.
1.125%, 12/14/29	GBP	2,350	3,169,229
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	560,691
Masonite International Corp.
Ω 3.500%, 02/15/30		1,000	975,940
Province of Alberta Canada
2.050%, 06/01/30	CAD	3,000	2,386,183
1.650%, 06/01/31	CAD	2,500	1,900,311
Province of British Columbia Canada
1.550%, 06/18/31	CAD	3,300	2,505,398
5.400%, 06/18/35	CAD	800	862,857
Province of Manitoba Canada
2.050%, 06/02/30	CAD	1,200	955,511
2.050%, 06/02/31	CAD	4,990	3,935,633
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	2,750	2,177,069
5.800%, 06/01/33	CAD	500	537,480
Province of Ontario Canada
2.150%, 06/02/31	CAD	1,300	1,035,777
5.600%, 06/02/35	CAD	3,500	3,810,860
4.600%, 06/02/39	CAD	600	612,910
Province of Quebec Canada
1.900%, 09/01/30	CAD	3,200	2,524,525
1.500%, 09/01/31	CAD	1,500	1,128,963
5.000%, 12/01/38	CAD	400	427,363
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	3,000	2,418,277
2.150%, 06/02/31	CAD	2,500	1,989,718
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,000	1,173,472

TOTAL CANADA			36,750,681

FINLAND — (1.8%)
Nokia Oyj
4.375%, 06/12/27		900	967,500

141

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CONTINUED

	Face Amount^		Value†
	(000)
FINLAND — (Continued)
Nordea Bank Abp
0.500%, 05/14/27	EUR	1,300	$1,523,779
OP Corporate Bank PLC
0.100%, 11/16/27	EUR	2,450	2,788,997

TOTAL FINLAND			5,280,276

FRANCE — (3.5%)
Banque Federative du Credit Mutuel SA
1.250%, 06/03/30	EUR	500	596,797
BNP Paribas SA
1.375%, 05/28/29	EUR	500	603,914
1.250%, 07/13/31	GBP	200	252,972
BPCE SA
0.250%, 01/14/31	EUR	500	552,805
Dexia Credit Local SA
0.000%, 01/21/28	EUR	800	912,533
Electricite de France SA
6.125%, 06/02/34	GBP	300	581,321
SNCF Reseau
5.250%, 12/07/28	GBP	750	1,297,242
5.250%, 01/31/35	GBP	650	1,268,892
Societe Generale SA
0.750%, 01/25/27	EUR	500	580,880
Societe Nationale SNCF SA
1.500%, 02/02/29	EUR	900	1,122,298
TotalEnergies Capital International SA
1.405%, 09/03/31	GBP	1,000	1,321,530
Vinci SA
2.750%, 09/15/34	GBP	700	1,054,849

TOTAL FRANCE			10,146,033

GERMANY — (1.4%)
Allianz Finance II BV
1.500%, 01/15/30	EUR	900	1,135,655
Bayer Capital Corp. BV
2.125%, 12/15/29	EUR	500	636,062
Daimler International Finance BV
0.625%, 05/06/27	EUR	500	588,612
Deutsche Bank AG
1.750%, 01/17/28	EUR	400	483,710
Deutsche Telekom AG
3.125%, 02/06/34	GBP	320	486,664
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		750	723,801

TOTAL GERMANY			4,054,504

	Face Amount^		Value†
	(000)
ITALY — (0.2%)
Intesa Sanpaolo SpA
2.500%, 01/15/30	GBP	400	$552,279

JAPAN — (2.4%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		1,300	1,233,424
Aircastle Ltd.
Ω 2.850%, 01/26/28		400	402,759
Japan Government Twenty Year Bond
2.100%, 09/20/28	JPY	106,000	1,067,022
1.500%, 03/20/34	JPY	70,000	711,743
1.200%, 09/20/35	JPY	40,000	396,066
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		1,000	1,059,624
Nomura Holdings, Inc.
2.172%, 07/14/28		1,000	980,332
Sumitomo Mitsui Financial Group, Inc.
2.724%, 09/27/29		1,000	1,025,372

TOTAL JAPAN			6,876,342

LUXEMBOURG — (0.6%)
Grand City Properties
0.125%, 01/11/28	EUR	900	990,879
Nestle Finance International Ltd.
0.125%, 11/12/27	EUR	600	690,513

TOTAL LUXEMBOURG			1,681,392

NETHERLANDS — (2.9%)
BAT Netherlands Finance BV
3.125%, 04/07/28	EUR	100	128,792
Cooperatieve Rabobank UA
4.550%, 08/30/29	GBP	700	1,175,515
E.ON International Finance BV
6.375%, 06/07/32	GBP	250	476,582
ING Groep NV
2.000%, 09/20/28	EUR	500	630,363
JAB Holdings BV
2.000%, 05/18/28	EUR	500	618,067
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	500	398,175
Shell International Finance B.V.
0.125%, 11/08/27	EUR	850	971,094
Shell International Finance BV
1.250%, 05/12/28	EUR	1,050	1,278,267
1.000%, 12/10/30	GBP	1,000	1,275,864

142

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CONTINUED

	Face Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Stellantis NV
4.500%, 07/07/28	EUR	600	$848,606
WPC Eurobond BV
1.350%, 04/15/28	EUR	600	707,346

TOTAL NETHERLANDS			8,508,671

NEW ZEALAND — (1.2%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	1,750	1,358,211
Westpac Securities NZ Ltd.
0.100%, 07/13/27	EUR	1,880	2,118,535

TOTAL NEW ZEALAND			3,476,746

NORWAY — (0.4%)
Kommunalbanken AS
1.125%, 06/14/30		1,300	1,243,034

SINGAPORE — (0.5%)
Singapore Government Bond
2.875%, 09/01/30	SGD	1,900	1,521,691

SPAIN — (0.2%)
Banco Santander SA
1.849%, 03/25/26		600	600,772

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
Asian Development Bank
2.350%, 06/21/27	JPY	420,000	4,200,872
Inter-American Development Bank
1.000%, 08/04/28	AUD	2,000	1,380,360
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	600	1,177,587
International Finance Corp.
3.150%, 06/26/29	AUD	300	238,064
1.500%, 04/15/35	AUD	2,500	1,616,257

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			8,613,140

SWITZERLAND — (1.2%)
Credit Suisse Group AG
4.550%, 04/17/26		700	777,735
Novartis Capital Corp.
2.200%, 08/14/30		600	612,562
Roche Holdings, Inc.
Ω 2.375%, 01/28/27		2,000	2,073,738

TOTAL SWITZERLAND			3,464,035

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (5.2%)
AstraZeneca PLC
4.000%, 01/17/29		600	$682,624
Barclays PLC
3.250%, 01/17/33	GBP	600	889,971
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	535,585
British Telecommunications PLC
3.125%, 11/21/31	GBP	560	788,612
Centrica PLC
4.375%, 03/13/29	GBP	400	632,683
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	500	610,077
HSBC Holdings PLC
2.625%, 08/16/28	GBP	400	563,131
Lloyds Banking Group PLC
4.550%, 08/16/28		1,000	1,141,266
Network Rail Infrastructure Finance PLC
4.375%, 12/09/30	GBP	600	1,041,361
Royalty Pharma PLC
2.200%, 09/02/30		750	725,815
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	500	624,065
SP Transmission PLC
2.000%, 11/13/31	GBP	435	600,822
Standard Chartered PLC
Ω 4.050%, 04/12/26		600	650,924
United Kingdom Gilt
0.375%, 10/22/30	GBP	600	777,404
0.250%, 07/31/31	GBP	1,600	2,028,064
0.625%, 07/31/35	GBP	1,450	1,846,776
Vodafone Group PLC
1.625%, 11/24/30	EUR	470	581,511
6.150%, 02/27/37		200	274,197

TOTAL UNITED KINGDOM			14,994,888

UNITED STATES — (45.2%)
AbbVie, Inc.
2.625%, 11/15/28	EUR	450	589,995
Activision Blizzard, Inc.
1.350%, 09/15/30		750	691,447
Advance Auto Parts, Inc.
3.900%, 04/15/30		650	716,914
AECOM
5.125%, 03/15/27		750	827,812
Ally Financial, Inc.
8.000%, 11/01/31		300	429,547
Alphabet, Inc.
1.100%, 08/15/30		2,000	1,875,657

143

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Altria Group, Inc.
3.400%, 05/06/30		900	$942,314
Amazon.com, Inc.
1.200%, 06/03/27		2,000	1,967,174
2.100%, 05/12/31		600	604,909
American Campus Communities Operating Partnership LP
3.875%, 01/30/31		650	721,792
American International Group, Inc.
6.250%, 05/01/36		500	688,525
American Water Capital Corp.
3.450%, 06/01/29		600	650,159
Amgen, Inc.
4.000%, 09/13/29	GBP	356	565,613
Anthem, Inc.
2.875%, 09/15/29		650	681,776
Apple, Inc.
3.200%, 05/11/27		1,500	1,627,494
2.200%, 09/11/29		1,000	1,022,620
1.650%, 05/11/30		845	820,999
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	1,080,459
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		1,000	1,061,084
AT&T, Inc.
4.350%, 03/01/29		600	681,237
Atmos Energy Corp.
1.500%, 01/15/31		750	703,331
Automatic Data Processing, Inc.
1.250%, 09/01/30		500	472,015
Avnet, Inc.
4.625%, 04/15/26		700	773,084
Ball Corp.
5.250%, 07/01/25		500	557,415
2.875%, 08/15/30		400	384,500
Bath & Body Works, Inc.
5.250%, 02/01/28		600	646,800
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		2,000	1,978,159
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	310,000	2,710,268
Biogen, Inc.
2.250%, 05/01/30		700	690,714
BlackRock, Inc.
2.400%, 04/30/30		1,200	1,238,566
1.900%, 01/28/31		2,000	1,978,068
Boeing Co.
3.200%, 03/01/29		1,000	1,035,611

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Booking Holdings, Inc.
3.550%, 03/15/28		600	$664,964
Boston Properties LP
3.250%, 01/30/31		700	734,362
Boston Scientific Corp.
0.625%, 12/01/27	EUR	800	924,114
Broadcom, Inc.
Ω 3.187%, 11/15/36		550	540,674
Bunge Ltd Finance Corp.
3.750%, 09/25/27		650	710,517
Capital One Financial Corp.
1.650%, 06/12/29	EUR	500	602,746
Centene Corp.
3.000%, 10/15/30		800	813,104
Chevron Corp.
2.236%, 05/11/30		1,100	1,123,853
Chevron USA, Inc.
3.250%, 10/15/29		3,100	3,390,947
Cigna Corp.
4.375%, 10/15/28		600	687,812
Citrix Systems, Inc.
3.300%, 03/01/30		700	710,183
Clorox Co.
1.800%, 05/15/30		700	680,729
Comcast Corp.
5.500%, 11/23/29	GBP	350	612,384
ConocoPhillips
6.500%, 02/01/39		300	442,865
Continental Resources, Inc.
4.375%, 01/15/28		1,000	1,091,250
Costco Wholesale Corp.
1.600%, 04/20/30		1,000	973,831
1.750%, 04/20/32		2,400	2,339,120
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	703,494
Crown Castle International Corp.
3.800%, 02/15/28		600	657,917
CVS Health Corp.
3.250%, 08/15/29		650	694,768
CyrusOne LP/CyrusOne Finance Corp.
2.150%, 11/01/30		400	377,430
DCP Midstream Operating LP
5.375%, 07/15/25		500	552,500
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	688,876
Discover Bank
4.650%, 09/13/28		600	690,722
Discovery Communications LLC
1.900%, 03/19/27	EUR	900	1,096,969
DXC Technology Co.
2.375%, 09/15/28		800	776,995

144

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
eBay, Inc.
1.400%, 05/10/26		488	$484,173
Edison International
4.125%, 03/15/28		650	696,015
Energy Transfer LP
3.750%, 05/15/30		750	799,374
EQM Midstream Partners LP
Ω 6.000%, 07/01/25		500	542,500
Equinix, Inc.
2.150%, 07/15/30		700	681,863
ERP Operating LP
4.150%, 12/01/28		600	678,963
Expedia Group, Inc.
3.250%, 02/15/30		650	668,266
Fidelity National Information
Services, Inc.
1.500%, 05/21/27	EUR	500	605,516
FirstEnergy Corp.
2.650%, 03/01/30		600	590,382
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		500	517,612
Flowserve Corp.
2.800%, 01/15/32		1,000	978,117
Ford Motor Credit Co. LLC
4.134%, 08/04/25		350	369,687
2.900%, 02/16/28		250	247,812
5.113%, 05/03/29		250	277,812
Fox Corp.
4.709%, 01/25/29		900	1,039,833
Franklin Resources, Inc.
1.600%, 10/30/30		1,000	943,991
GATX Corp.
4.700%, 04/01/29		600	692,103
General Electric Co.
1.875%, 05/28/27	EUR	500	619,023
General Motors Financial Co., Inc.
5.650%, 01/17/29		600	717,563
GLP Capital LP/GLP Financing II, Inc.
5.750%, 06/01/28		200	232,234
4.000%, 01/15/30		600	636,474
Goldman Sachs Group, Inc.
3.125%, 07/25/29	GBP	400	591,965
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		500	538,125
Ω 3.500%, 03/15/28		650	654,875
Hanesbrands, Inc.
4.625%, 05/15/24		500	521,250
HCA, Inc.
5.375%, 02/01/25		350	389,375

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		150	$168,065
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	577,123
Howmet Aerospace, Inc.
6.875%, 05/01/25		10	11,587
5.900%, 02/01/27		500	572,505
3.000%, 01/15/29		500	492,500
HP, Inc.
Ω 2.650%, 06/17/31		1,000	984,233
Humana, Inc.
3.125%, 08/15/29		650	687,709
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750%, 09/15/24		400	414,578
Indiana Michigan Power Co.
6.050%, 03/15/37		500	688,543
Intercontinental Exchange, Inc.
2.100%, 06/15/30		500	493,295
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	625,721
Jabil, Inc.
1.700%, 04/15/26		700	694,027
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.625%, 10/15/31		1,000	981,103
JPMorgan Chase & Co.
6.400%, 05/15/38		500	725,447
Kimco Realty Corp.
1.900%, 03/01/28		700	689,596
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		500	705,197
Lazard Group LLC
4.500%, 09/19/28		500	573,749
Lear Corp.
3.800%, 09/15/27		650	709,927
Lennar Corp.
4.750%, 05/30/25		500	548,750
Marriott International, Inc.
4.000%, 04/15/28		650	711,715
MGM Resorts International
4.625%, 09/01/26		350	365,750
Microsoft Corp.
3.500%, 02/12/35		1,000	1,148,641
Mosaic Co.
4.050%, 11/15/27		800	888,006
Motorola Solutions, Inc.
2.300%, 11/15/30		700	683,375

145

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
MPLX LP
1.750%, 03/01/26		700	$697,272
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	618,576
Nestle Holdings, Inc.
Ω 1.875%, 09/14/31		900	886,523
Netflix, Inc.
5.875%, 11/15/28		700	852,040
NewMarket Corp.
2.700%, 03/18/31		1,000	993,059
NextEra Energy Operating Partners LP
Ω 4.250%, 07/15/24		400	423,480
Ω 4.500%, 09/15/27		300	320,940
NIKE, Inc.
2.850%, 03/27/30		3,000	3,213,664
Nordstrom, Inc.
4.000%, 03/15/27		885	909,337
NOV, Inc.
3.600%, 12/01/29		400	420,726
OneMain Finance Corp.
7.125%, 03/15/26		450	510,750
ONEOK, Inc.
6.350%, 01/15/31		300	381,182
Ovintiv, Inc.
8.125%, 09/15/30		400	548,748
Phillips 66 Partners LP
3.150%, 12/15/29		700	731,657
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	208,676
3.800%, 09/15/30		350	369,774
PNC Financial Services Group, Inc.
3.450%, 04/23/29		1,200	1,319,990
PPG Industries, Inc.
2.800%, 08/15/29		650	674,568
Principal Financial Group, Inc.
3.700%, 05/15/29		177	196,220
Progress Energy, Inc.
7.000%, 10/30/31		290	394,610
Public Storage
1.850%, 05/01/28		800	799,019
PulteGroup, Inc.
5.500%, 03/01/26		450	516,127
Radian Group, Inc.
4.500%, 10/01/24		350	371,000
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	272,243
Ross Stores, Inc.
1.875%, 04/15/31		549	528,775

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Seagate HDD Cayman
4.875%, 06/01/27		600	$661,282
Sealed Air Corp.
Ω 4.000%, 12/01/27		1,000	1,045,000
Sensata Technologies BV
Ω 5.000%, 10/01/25		150	164,313
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		350	369,385
Sherwin-Williams Co.
2.950%, 08/15/29		650	688,336
Southwest Airlines Co.
5.125%, 06/15/27		600	692,316
Spirit Realty LP
2.100%, 03/15/28		800	785,269
Square, Inc.
Ω 3.500%, 06/01/31		900	922,500
STORE Capital Corp.
4.625%, 03/15/29		900	1,013,853
Stryker Corp.
2.125%, 11/30/27	EUR	500	631,694
Tapestry, Inc.
4.250%, 04/01/25		400	432,525
Thermo Fisher Scientific, Inc.
1.950%, 07/24/29	EUR	500	628,732
TJX Cos., Inc.
1.150%, 05/15/28		700	677,306
Toll Brothers Finance Corp.
4.350%, 02/15/28		500	545,625
3.800%, 11/01/29		350	374,937
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		350	387,712
Truist Financial Corp.
1.950%, 06/05/30		1,000	991,164
Twitter, Inc.
Ω 3.875%, 12/15/27		600	630,996
U.S. Bancorp
1.375%, 07/22/30		750	709,006
Utah Acquisition Sub, Inc.
3.125%, 11/22/28	EUR	550	723,229
Valero Energy Corp.
4.350%, 06/01/28		800	897,513
Verizon Communications, Inc.
1.375%, 11/02/28	EUR	500	610,137
Visa, Inc.
2.050%, 04/15/30		1,000	1,014,375
1.100%, 02/15/31		900	841,117
Vontier Corp.
Ω 1.800%, 04/01/26		500	492,100
Ω 2.400%, 04/01/28		400	391,584
Vornado Realty LP
3.400%, 06/01/31		700	718,212
Walmart, Inc.
5.625%, 03/27/34	GBP	850	1,675,364

146

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CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
5.250%, 09/28/35	GBP	600	$1,176,959
Waste Management, Inc.
1.150%, 03/15/28		700	668,186
Wells Fargo & Co.
4.150%, 01/24/29		500	562,921
3.500%, 09/12/29	GBP	400	603,639
2.125%, 09/24/31	GBP	1,000	1,358,566
Welltower, Inc.
2.050%, 01/15/29		1,000	984,125
Western Digital Corp.
4.750%, 02/15/26		350	384,562
Western Power Distribution West Midlands PLC
5.750%, 04/16/32	GBP	300	548,035
Western Union Co.
1.350%, 03/15/26		600	587,514
Westlake Chemical Corp.
1.625%, 07/17/29	EUR	500	598,065
Williams Cos., Inc.
8.750%, 03/15/32		500	759,534

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
1.164%, 11/15/27	EUR	600	$709,798

TOTAL UNITED STATES			131,371,671

TOTAL BONDS			257,511,378

U.S. TREASURY OBLIGATIONS — (2.6%)
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/26		6,989	7,607,877

TOTAL INVESTMENT SECURITIES (Cost $295,993,260)			290,309,255

TOTAL INVESTMENTS — (100.0%) (Cost $295,993,260)			$290,309,255

As of October 31, 2021, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
SGD	56,646	USD	41,725	Citibank NA	11/03/21	$282
NZD	95,812	USD	67,622	Citibank NA	11/09/21	1,030
NOK	150,113	USD	17,334	Citibank NA	11/09/21	435
USD	34,098,484	EUR	29,246,885	Citibank NA	01/06/22	229,558
USD	1,004,121	EUR	866,567	State Street Bank and Trust	01/06/22	606
USD	798,453	JPY	89,461,039	Australia & New Zealand Banking Group Ltd.	01/07/22	12,826
AUD	262,281	USD	195,880	Australia & New Zealand Banking Group Ltd.	01/07/22	1,468
USD	333,278	GBP	241,634	HSBC Bank	01/07/22	2,478
USD	30,666,945	GBP	22,337,026	HSBC Bank	01/18/22	88,877

Total Appreciation						$337,560
USD	1,588,262	SGD	2,147,251	State Street Bank and Trust	11/03/21	$(4,057)
NOK	6,248,738	USD	748,418	Citibank NA	11/09/21	(8,756)
NZD	33,971	USD	24,460	Citibank NA	11/09/21	(118)
USD	1,428,644	NZD	2,034,392	State Street Bank and Trust	11/09/21	(29,078)
USD	742,885	NOK	6,398,851	State Street Bank and Trust	11/09/21	(14,545)
USD	747,916	EUR	645,873	Citibank NA	01/06/22	(28)
USD	855,516	AUD	1,170,232	Australia & New Zealand Banking Group Ltd.	01/07/22	(25,005)
USD	1,181,670	GBP	867,383	Citibank NA	01/07/22	(5,787)
USD	8,307,026	JPY	948,431,464	BNY Mellon	01/14/22	(22,411)
USD	29,705,608	CAD	36,826,039	HSBC Bank	01/18/22	(54,647)
USD	14,034,434	AUD	18,990,341	HSBC Bank	01/18/22	$(254,474)

Total (Depreciation)						$(418,906)

Total Appreciation (Depreciation)						$(81,346)

147

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CONTINUED

As of October 31, 2021, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	6,000,000	04/30/24	—	—	$240,059	$240,059
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	161,645	161,645
Bank of America Corp	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	455,593	455,593
Bank of America Corp	2.713%	Fixed	CPI	Maturity	USD	7,000,000	05/11/28	—	—	287,956	287,956
Bank of America Corp	2.665%	Fixed	CPI	Maturity	USD	6,000,000	04/30/26	—	—	282,347	282,347
Bank of America Corp	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	239,934	239,934
Bank of America Corp	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	334,321	334,321
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	10,000,000	04/30/28	—	—	487,728	487,728
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	182,551	182,551
Bank of America Corp	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	661,403	661,403
Bank of America Corp	2.585%	Fixed	CPI	Maturity	USD	7,000,000	08/26/28	—	—	215,292	215,292
Bank of America Corp	2.582%	Fixed	CPI	Maturity	USD	7,000,000	08/05/30	—	—	233,661	233,661
Bank of America Corp	2.570%	Fixed	CPI	Maturity	USD	3,000,000	07/19/28	—	—	123,123	123,123
Bank of America Corp	2.558%	Fixed	CPI	Maturity	USD	9,000,000	04/30/31	—	—	448,151	448,151
Bank of America Corp	2.550%	Fixed	CPI	Maturity	USD	5,000,000	05/04/31	—	—	253,316	253,316
Bank of America Corp	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	2,044,165	2,044,165
Bank of America Corp	2.538%	Fixed	CPI	Maturity	USD	9,000,000	09/27/31	—	—	218,325	218,325
Bank of America Corp	2.535%	Fixed	CPI	Maturity	USD	4,000,000	04/29/36	—	—	164,883	164,883
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	125,803	125,803
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	6,000,000	08/18/31	—	—	194,826	194,826
Bank of America Corp	2.490%	Fixed	CPI	Maturity	USD	3,000,000	08/20/31	—	—	109,890	109,890

148

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A	2.807%	Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	$426,070	$426,070
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	208,292	208,292
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	10/12/31	—	—	57,118	57,118
Deutsche Bank AG	2.658%	Fixed	CPI	Maturity	USD	3,000,000	06/03/28	—	—	129,627	129,627
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	228,122	228,122
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	185,961	185,961
Deutsche Bank AG	2.553%	Fixed	CPI	Maturity	USD	3,000,000	06/03/36	—	—	103,659	103,659
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	238,005	238,005
Deutsche Bank AG	2.548%	Fixed	CPI	Maturity	USD	7,000,000	09/13/33	—	—	142,936	142,936
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	189,193	189,193
Deutsche Bank AG	2.528%	Fixed	CPI	Maturity	USD	6,000,000	07/27/30	—	—	246,778	246,778
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	159,017	159,017
Deutsche Bank AG	2.514%	Fixed	CPI	Maturity	USD	5,000,000	06/16/28	—	—	257,133	257,133
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	273,705	273,705
Deutsche Bank AG	2.465%	Fixed	CPI	Maturity	USD	5,000,000	07/19/31	—	—	237,750	237,750
Deutsche Bank AG	2.456%	Fixed	CPI	Maturity	USD	5,000,000	07/14/31	—	—	246,241	246,241
Deutsche Bank AG	2.430%	Fixed	CPI	Maturity	USD	3,000,000	08/23/33	—	—	121,293	121,293

Total Appreciation										$10,915,872	$10,915,872

Total Appreciation (Depreciation)										$10,915,872	$10,915,872

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$25,190,000	—	$25,190,000
Bonds
Australia	—	16,689,959	—	16,689,959
Belgium	—	1,685,264	—	1,685,264
Canada	—	36,750,681	—	36,750,681
Finland	—	5,280,276	—	5,280,276
France	—	10,146,033	—	10,146,033
Germany	—	4,054,504	—	4,054,504
Italy	—	552,279	—	552,279
Japan	—	6,876,342	—	6,876,342
Luxembourg	—	1,681,392	—	1,681,392

149

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$8,508,671	—	$8,508,671
New Zealand	—	3,476,746	—	3,476,746
Norway	—	1,243,034	—	1,243,034
Singapore	—	1,521,691	—	1,521,691
Spain	—	600,772	—	600,772
Supranational Organization Obligations	—	8,613,140	—	8,613,140
Switzerland	—	3,464,035	—	3,464,035
United Kingdom	—	14,994,888	—	14,994,888
United States	—	131,371,671	—	131,371,671
U.S. Treasury Obligations	—	7,607,877	—	7,607,877
Forward Currency Contracts**	—	(81,346)	—	(81,346)
Swap Agreements**	—	10,915,872	—	10,915,872

TOTAL	—	$301,143,781	—	$301,143,781

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

150

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.8%)
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	$2,382,618
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,625	6,440,045

TOTAL ALABAMA		8,822,663

ALASKA — (0.3%)
City of Anchorage (GO) Series B
5.000%, 09/01/23	600	652,105
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,809,485

TOTAL ALASKA		3,461,590

ARIZONA — (0.5%)
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,128,619
City of Tucson (GO) Series A
5.000%, 07/01/22	500	516,091
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	679,769

TOTAL ARIZONA		5,324,479

CALIFORNIA — (3.4%)
California State (GO)
5.000%, 08/01/26	9,000	10,816,286
3.500%, 08/01/27	1,500	1,725,529
5.000%, 08/01/27	4,000	4,937,592
California State (GO) Series B
5.000%, 09/01/25	3,140	3,669,465
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	1,485	1,489,554
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	6,935	7,481,580

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	790	$916,330
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	2,700	2,913,271
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	625,943
Santa Clara County Financing Authority, California Lease (RB) Series A
5.000%, 05/01/26	1,435	1,715,473

TOTAL CALIFORNIA		36,291,023

COLORADO — (1.4%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,638,303
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	1,807,345
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/25	550	647,365
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,026,205
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	2,003,060
5.000%, 12/01/26	335	406,957
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,247,190

151

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CONTINUED

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	$1,150,180
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	459,868
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,610,284

TOTAL COLORADO		14,996,757

CONNECTICUT — (0.7%)
City of Danbury (GO) Series A
4.000%, 07/15/25	1,200	1,353,644
City of Danbury (GO) Series B
4.000%, 07/15/26	735	848,579
4.000%, 07/15/27	700	824,208
City of Middletown (GO)
5.000%, 04/01/23	950	1,013,901
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,505,713
Town of Windsor (GO)
5.000%, 06/15/25	1,420	1,651,587

TOTAL CONNECTICUT		7,197,632

DELAWARE — (0.6%)
County of New Castle Series
5.000%, 10/01/23	1,500	1,636,904
Delaware State (GO)
5.000%, 03/01/22	1,000	1,015,948
New Castle County (GO)
5.000%, 10/01/23	2,275	2,482,639
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,499,484

TOTAL DELAWARE		6,634,975

DISTRICT OF COLUMBIA — (0.7%)
District of Columbia (GO) Series E
5.000%, 06/01/26	1,875	2,248,051

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	$5,561,319

TOTAL DISTRICT OF COLUMBIA		7,809,370

FLORIDA — (1.9%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	401,721
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,981,742
Florida State (GO)
5.000%, 07/01/24	500	561,615
Florida State (GO) Series A
5.000%, 06/01/23	700	752,368
Florida State (GO) Series B
5.000%, 06/01/23	650	698,628
5.000%, 06/01/25	3,000	3,480,195
Miami-Dade County (GO)
5.000%, 07/01/23	1,955	2,109,424
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,166,311
Palm County Beach (RB) Series D
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	1,891,117
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/25)	2,050	2,422,994

TOTAL FLORIDA		20,466,115

GEORGIA — (2.8%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,745,018
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,465,659
Georgia State (GO) Series A
5.000%, 07/01/25	5,000	5,824,033
5.000%, 07/01/26	1,200	1,442,346
5.000%, 07/01/27	8,000	9,885,234
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,597,069

152

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CONTINUED

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	$1,723,249
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,196,749
Henry County (GO)
5.000%, 05/01/22	400	409,618

TOTAL GEORGIA		30,288,975

HAWAII — (1.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,343,626
5.000%, 10/01/25	450	527,446
City & County of Honolulu (GO) Series C
5.000%, 10/01/25	2,000	2,344,205
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	314,489
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,050,518
Hawaii State (GO) Series FH
5.000%, 10/01/23	2,050	2,235,861
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	1,928,595
Hawaii State (GO) (ETM) Series EH
¤ 5.000%, 08/01/23	1,225	1,325,336
Hawaii State (GO) (ETM) Series EH-2017
¤ 5.000%, 08/01/23	305	329,982
Maui County (GO)
5.000%, 03/01/25	750	863,901

TOTAL HAWAII		13,263,959

IOWA — (0.4%)
City of Ankeny (GO) Series A
5.000%, 06/01/22	1,320	1,357,097
Iowa Finance Authority (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,245	1,342,255
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,082,825

TOTAL IOWA		3,782,177

	Face
	Amount^	Value†
	(000)
KANSAS — (1.0%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	5,000	$5,109,485
City of Merriam (GO)
5.000%, 10/01/25	200	234,675
City of Shawnee
4.000%, 12/01/26	1,125	1,304,753
City of Wichita (GO)
Series 828
4.000%, 06/01/23	700	741,449
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,460,272
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,813,791

TOTAL KANSAS		10,664,425

KENTUCKY — (0.6%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,577,213
5.000%, 12/01/25	3,800	4,474,024

TOTAL KENTUCKY		6,051,237

LOUISIANA — (0.3%)
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,000	1,133,056
Louisiana State (GO) Series C
5.000%, 07/15/22	250	258,478
5.000%, 08/01/23	1,100	1,190,299
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	602,347

TOTAL LOUISIANA		3,184,180

MAINE — (0.2%)
Cumberland County (GO) (TAN)
1.500%, 11/05/21	1,000	1,000,154

153

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CONTINUED

	Face
	Amount^	Value†
	(000)
MAINE — (Continued)
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	$1,090,462
Maine State (GO) Series B
5.000%, 06/01/23	495	532,360

TOTAL MAINE		2,622,976

MARYLAND — (8.6%)
Anne County Arundel (GO)
5.000%, 04/01/22	1,105	1,127,139
5.000%, 04/01/23	4,000	4,270,239
Baltimore County (GO) (BAN)
4.000%, 03/23/22	15,000	15,229,167
Baltimore County (GO)
3.000%, 11/01/24	5,015	5,401,447
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	674,397
County of Prince George’s MD (GO) Series B
4.000%, 07/15/22	1,000	1,026,889
Harford County (GO)
4.000%, 10/01/22	1,750	1,810,898
Howard County (GO) Series A
5.000%, 08/15/22	800	830,449
5.000%, 02/15/28	3,000	3,750,129
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,429,660
5.000%, 02/15/25	8,390	9,646,171
Maryland State (GO) Series A
5.000%, 08/01/26	2,500	3,008,421
5.000%, 03/15/28	7,000	8,773,270
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,902,066
5.000%, 08/01/26	6,500	7,821,893
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,143,642
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	8,251,914
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,106,841

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	$4,845,898
3.000%, 06/01/26	2,080	2,297,177

TOTAL MARYLAND		92,347,707

MASSACHUSETTS — (4.8%)
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,184,816
City of Quincy (GO) (BAN)
1.500%, 01/14/22	5,000	5,013,799
City of Quincy (GO)
1.500%, 09/16/22	1,000	1,011,817
City of Worcester (GO) (BAN)
2.000%, 02/01/22	10,000	10,046,012
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	1,140	1,239,596
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,270,239
5.000%, 08/01/24	1,360	1,533,292
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,241,077
Massachusetts School Building Authority (RB) (ETM) Series A
¤ 5.000%, 11/15/25	3,240	3,818,630
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	11,528,924
Town of East Bridgewater (GO)
5.000%, 04/15/22	1,585	1,619,797
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,171,297
Town of Nantucket
5.000%, 10/01/23	1,775	1,937,004
Town of Sharon (GO)
5.000%, 02/15/22	1,390	1,409,236
Town of Watertown (GO)
5.000%, 04/15/22	2,405	2,457,687
5.000%, 04/15/23	1,895	2,026,455

TOTAL MASSACHUSETTS		51,509,678

154

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CONTINUED

	Face
	Amount^	Value†
	(000)
MICHIGAN — (0.2%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	$1,733,630

MINNESOTA — (3.7%)
City of Minneapolis
4.000%, 12/01/28	3,500	4,214,216
Hennepin County (GO) Series A
5.000%, 12/01/23	1,500	1,647,341
Lakeville Independent School District No. 194 (SD CRED PROG) Series B
4.000%, 02/01/26	1,115	1,272,922
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	4,293,892
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,930,665
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	480	530,732
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,167,272
5.000%, 08/01/28	6,000	7,588,117
Minnesota State (GO) Series B
2.000%, 08/01/22	1,300	1,318,135
Ramsey County (GO) Series A
5.000%, 02/01/23	450	476,835
West State Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,589,560

TOTAL MINNESOTA		40,029,687

MISSOURI — (1.0%)
City of Kansas City (GO) Series A
3.000%, 02/01/22	2,495	2,512,710
3.000%, 02/01/23	1,980	2,049,536
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,000	1,180,573

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	$2,659,514
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	2,110,425

TOTAL MISSOURI		10,512,758

NEBRASKA — (1.0%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,502,469
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,590,914
5.000%, 12/15/26	3,975	4,840,503
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	570	574,524

TOTAL NEBRASKA		10,508,410

NEVADA — (2.2%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	9,851,205
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,385,757

TOTAL NEVADA		23,236,962

NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,196,638

NEW JERSEY — (2.3%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,113,541
City of Jersey City (GO) (BAN) Series A
1.500%, 01/12/22	15,500	15,542,529
New Jersey Institute of Technology (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,860	5,014,612
Township of Parsippany-Troy Hills (GO) (BAN)
2.000%, 11/11/21	2,885	2,886,512

TOTAL NEW JERSEY		24,557,194

155

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	Face
	Amount^	Value†
	(000)
NEW MEXICO — (0.6%)
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	$6,692,668

NEW YORK — (5.5%)
5.000%, 08/01/26	4,150	4,978,902
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,588,987
City of New York (GO) Series J
5.000%, 08/01/22	650	673,475
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,687,550
5.000%, 06/15/25	1,655	1,923,616
New York State Dormitory Authority (RB) (ETM)
¤ 5.000%, 02/15/25	345	396,107
New York State Dormitory Authority (RB)
5.000%, 02/15/25	155	177,753
New York State Dormitory Authority (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	3,096,136
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	2,500	2,534,671
5.000%, 02/15/24	700	773,902
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	17,108,886
New York State Dormitory Authority (RB) Series D
5.000%, 03/15/25	2,670	3,070,491
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	8,554,443
New York State Thruway Authority (RB) Series I
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 7/1/22)	500	503,997
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,179,935

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	$712,196

TOTAL NEW YORK		58,961,047

NORTH CAROLINA — (2.8%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,079,513
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,565,282
Gaston County (GO)
5.000%, 02/01/26	2,500	2,961,037
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,387,062
Mecklenburg County (GO) Series A
5.000%, 04/01/22	3,750	3,825,610
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
¤ 6.000%, 01/01/22	650	656,228
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	1,012,565
Town of Holly Springs (GO)
5.000%, 06/01/25	1,500	1,743,004
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,669,261
Wake County (GO)
5.000%, 09/01/24	4,000	4,526,534
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,678,985

TOTAL NORTH CAROLINA		30,105,081

156

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	Face
	Amount^	Value†
	(000)
OHIO — (3.9%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A-3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	$2,733,051
Butler County Port Authority (RB)
¤ 6.625%, 07/01/36 (Pre-refunded @ $100, 7/1/23)	1,255	1,385,304
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,925,442
City of Columbus (GO) Series A
5.000%, 04/01/22	610	622,247
4.000%, 08/15/25	3,500	3,957,621
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,356,249
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,282,379
5.000%, 09/01/28	2,500	3,158,396
Ohio State (GO) Series B
5.000%, 09/01/27	9,300	11,484,933
5.000%, 09/15/27	3,500	4,326,139
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	719,631
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,857,785

TOTAL OHIO		41,809,177

OKLAHOMA — (0.1%)
City of Tulsa (GO)
5.000%, 03/01/22	1,000	1,016,050

OREGON — (1.8%)
City of Portland
5.000%, 06/15/25	150	174,464
City of Portland (GO)
5.000%, 06/01/26	1,100	1,317,203
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,894,391
City of Salem (GO)
5.000%, 06/01/22	435	447,251
5.000%, 06/01/23	875	940,895

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas County (GO)
3.000%, 06/01/22	470	$477,756
Clean Water Services and Sewer Revenue (RB)
5.000%, 10/01/26	1,425	1,723,870
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,728,754
Oregon State (GO) Series D
5.000%, 06/01/22	540	555,144
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,156,444
Oregon State (GO) Series K
5.000%, 11/01/25	3,920	4,606,595
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/25	1,045	1,213,382

TOTAL OREGON		19,236,149

PENNSYLVANIA — (0.7%)
Commonwealth of Pennsylvania (GO) Series
5.000%, 04/01/22	3,925	4,003,639
Lehigh County Authority (RB)
4.000%, 11/01/25	1,710	1,940,561
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,641,393

TOTAL PENNSYLVANIA		7,585,593

RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	3,230	3,346,157
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,296,460

TOTAL RHODE ISLAND		4,642,617

157

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	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (4.4%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	1,500	$1,732,165
Beaufort County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	640	648,050
Charleston County (GO)
5.000%, 11/01/27	3,810	4,743,633
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	11,000	11,225,008
Clemson University (RB) Series B
5.000%, 05/01/25	750	862,583
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	9,530	9,797,263
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,240,327
5.000%, 06/01/25	290	336,419
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,050,174
Richland County (GO) (ST AID WITHHLDG) Series A
4.000%, 03/01/22	620	627,882
5.000%, 03/01/26	1,870	2,222,315
Richland County School District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	1,856,099
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/25	2,380	2,741,446
South Carolina State (GO)
5.000%, 04/01/25	1,050	1,212,903
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,273,203

TOTAL SOUTH CAROLINA		46,569,470

TENNESSEE — (3.8%)
City of Knoxville Wastewater System Revenue (RB) Series A
4.000%, 04/01/22	2,000	2,031,547

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/22	1,225	$1,244,619
5.000%, 03/01/23	1,265	1,345,539
City of Memphis (GO)
5.000%, 05/01/24	2,775	3,096,846
5.000%, 05/01/25	1,995	2,308,740
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,000	5,906,742
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/22	2,000	2,016,040
5.000%, 01/01/23	1,450	1,531,332
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,527,964
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/23	2,800	3,022,637
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,359,776
Shelby County (GO)
5.000%, 04/01/25	5,000	5,770,196
Sumner County (GO)
5.000%, 12/01/21	900	903,528
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,765,985
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,958,954

TOTAL TENNESSEE		40,790,445

TEXAS — (16.7%)
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,386,147
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	582,565

158

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,000	$1,013,810
City of Amarillo (GO)
4.000%, 02/15/22	800	808,854
5.000%, 08/15/25	3,795	4,436,434
City of Arlington (GO) Series A
5.000%, 08/15/25	1,595	1,864,588
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,556,237
City of Austin (GO)
5.000%, 09/01/23	3,500	3,802,596
5.000%, 05/01/24	1,600	1,785,994
City of Carrollton (GO)
5.000%, 08/15/25	1,225	1,430,541
City of Dallas (GO)
5.000%, 02/15/22	1,000	1,013,839
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,392,778
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,589,848
City of Fort Worth (GO)
5.000%, 03/01/25	6,490	7,445,358
5.000%, 03/01/26	2,000	2,365,504
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,914,149
5.000%, 02/15/25	2,000	2,296,611
City of Garland (GO) Series A
5.000%, 02/15/24	400	442,384
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	6,081,994
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,245,251
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
¤ 5.000%, 02/01/24	8,690	9,596,032
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	911,409
5.000%, 02/01/26	2,850	3,370,315

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Waco (GO)
5.000%, 02/01/26	2,065	$2,442,954
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,191,900
4.000%, 02/01/26	3,185	3,634,666
Collin County (GO)
5.000%, 02/15/25	1,605	1,841,895
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,366,905
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,328,339
County of Collin (GO)
5.000%, 02/15/25	2,430	2,788,663
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,000	1,166,149
5.000%, 08/15/26	560	672,302
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,423,202
5.000%, 08/15/25	1,000	1,165,739
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	325	334,844
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,230	1,411,980
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,150	1,319,331
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,648,437
Harris County (GO)
5.000%, 10/01/25	650	762,143
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	573,291
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,250	1,326,976

159

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	$3,311,296
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,000	2,027,736
5.000%, 02/15/27	1,000	1,220,202
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	2,258,432
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/25	4,930	5,549,036
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,164,919
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,326,777
Pflugerville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,765	2,028,635
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,463,458
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,170	1,385,206
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	7,310	8,525,998
Texas State (GO)
5.000%, 10/01/23	4,200	4,579,941
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	1,000	1,228,502
University of Texas System (RB) Series J
5.000%, 08/15/25	12,500	14,597,359
5.000%, 08/15/26	3,850	4,634,156

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Williamson County (GO)
4.000%, 02/15/26	8,000	$9,148,434

TOTAL TEXAS		179,183,041

UTAH — (1.6%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,381,868
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,075,308
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	761,867
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/22	1,015	1,040,726
Ogden City School District
5.000%, 06/15/26	2,520	3,013,113
Tooele County School District (GO) (SCH BD GTY) Series
5.000%, 06/01/22	650	668,229
Utah State (GO)
5.000%, 07/01/25	7,650	8,911,425

TOTAL UTAH		16,852,536

VIRGINIA — (5.6%)
5.000%, 08/15/27	7,820	9,676,867
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	5,013,839
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,283,245
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/25	2,440	2,790,225
City of Newport News Water Revenue (RB)
5.000%, 07/15/22	2,905	3,003,928
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/25	3,845	4,501,329
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,605,502
5.000%, 09/15/24	3,000	3,398,089

160

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CONTINUED

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	4,000	$4,139,571
5.000%, 10/01/26	5,535	6,686,928
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,696,690
5.000%, 04/01/25	1,455	1,679,663
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/23	5,500	6,042,670
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	4,406,541
5.000%, 01/01/26	1,265	1,496,126
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	649,805

TOTAL VIRGINIA		60,071,018

WASHINGTON — (6.8%)
City of Seattle (GO) Series A
5.000%, 12/01/22	3,955	4,160,802
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/25	9,290	10,802,620
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,336,211
City of Seattle Water System Revenue (RB)
5.000%, 08/01/25	3,770	4,398,660
5.000%, 08/01/26	5,725	6,889,283
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,371,125
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	220	221,738
Clark County School District
No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	511,576
Energy Northwest (RB)
5.000%, 07/01/23	2,000	2,157,629
King County (GO) Series A
4.000%, 01/01/25	1,500	1,670,224
5.000%, 12/01/25	1,830	2,159,466

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	$2,584,117
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/23	2,175	2,388,644
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	973,133
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	255	255,792
5.000%, 12/01/22	2,080	2,187,535
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	200	200,786
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,778,678
5.000%, 02/01/25	6,930	7,947,435
Washington State (GO) Series D
5.000%, 07/01/25	5,830	6,779,255
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	5,912,974
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	4,153,328

TOTAL WASHINGTON		72,841,011

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	564,741

WISCONSIN — (4.4%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	7,030,139
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,837,001
5.000%, 04/01/28	9,990	12,407,724

161

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	WISCONSIN — (Continued)
	City of Oshkosh (GO) Series B
	3.000%, 12/01/23	650	$685,220
	City of Waukesha (GO) Series B
	2.000%, 10/01/22	450	457,404
	Germantown School District (GO) Series A
	5.000%, 04/01/27	2,200	2,686,846
	Janesville School District (GO) (ETM)
¤	3.000%, 03/01/24	225	238,294
	Janesville School District (GO)
	3.000%, 03/01/24	1,020	1,082,275
	Wisconsin State (GO) Series 1
	5.000%, 11/01/24	4,025	4,573,420

		Face
		Amount^	Value†
		(000)
	WISCONSIN — (Continued)
	Wisconsin State (GO) Series 2
¤	5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,500	$3,584,321
	Wisconsin State (GO) Series A
	5.000%, 05/01/22	1,950	1,997,088
	5.000%, 05/01/25	8,750	10,093,059

	TOTAL WISCONSIN		46,672,791

	TOTAL MUNICIPAL BONDS Cost ($1,042,721,126)		1,071,088,632

	TOTAL INVESTMENTS — (100.0%) (Cost $1,042,721,126)		$1,071,088,632

As of October 31, 2021, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	$183,629	$183,629
Bank of America Corp.	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	349,091	349,091
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	124,318	124,318
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	375,133	375,133
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	310,781	310,781
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	362,044	362,044
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	340,210	340,210
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	456,727	456,727
Bank of America Corp.	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	453,793	453,793
Bank of America Corp.	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	381,682	381,682
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	494,307	494,307
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	372,255	372,255
Bank of America Corp.	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	514,567	514,567
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	516,796	516,796

162

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	$460,179	$460,179
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	821,508	821,508
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	898,614	898,614
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	760,440	760,440
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	734,860	734,860
Bank of America Corp.	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,019,996	1,019,996
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	761,484	761,484
Bank of America Corp.	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	819,430	819,430
Bank of America Corp.	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	1,270,541	1,270,541
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	917,084	917,084
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,180,188	1,180,188
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	949,509	949,509
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,173,744	1,173,744
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,138,626	1,138,626
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	1,873,805	1,873,805
Bank of America Corp.	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	1,303,661	1,303,661
Bank of America Corp.	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	669,558	669,558
Bank of America Corp.	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	1,531,605	1,531,605
Bank of America Corp.	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	510,046	510,046
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	955,297	955,297
Bank of America Corp.	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	768,735	768,735
Bank of America Corp.	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	1,511,749	1,511,749
Bank of America Corp.	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	839,820	839,820
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	998,482	998,482
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	821,130	821,130
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	163,328	163,328
Citibank, N.A.	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	381,256	381,256
Citibank, N.A.	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	291,020	291,020
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	543,064	543,064
Citibank, N.A.	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	476,497	476,497
Citibank, N.A.	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	540,389	540,389
Citibank, N.A.	2.215%	Fixed	CPI	Maturity	USD	13,000,000	01/12/22	—	—	500,638	500,638
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	570,974	570,974
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,029,282	1,029,282

163

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	$1,458,228	$1,458,228
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	800,762	800,762
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	632,098	632,098
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	1,774,655	1,774,655
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	904,321	904,321
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	1,337,079	1,337,079
Citibank, N.A.	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	1,055,217	1,055,217
Citibank, N.A.	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	1,058,036	1,058,036
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,049,022	1,049,022
Citibank, N.A.	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	624,859	624,859
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	1,258,527	1,258,527
Citibank, N.A.	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	564,092	564,092
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	1,904,200	1,904,200
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	1,424,385	1,424,385
Citibank, N.A.	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	1,586,316	1,586,316
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	1,006,121	1,006,121
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	1,689,707	1,689,707
Citibank, N.A.	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	661,616	661,616
Citibank, N.A.	1.577%	Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	522,992	522,992
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	810,950	810,950
Citibank, N.A.	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	1,930,232	1,930,232
Citibank, N.A.	1.455%	Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	927,616	927,616
Citibank, N.A.	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	1,080,345	1,080,345
Citibank, N.A.	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	2,396,392	2,396,392
Citibank, N.A.	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	843,156	843,156

Total Appreciation										$63,722,796	$63,722,796
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	(84,515)	(84,515)
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	(30,080)	(30,080)

Total (Depreciation)										$(114,595)	$(114,595)

Total Appreciation (Depreciation)										$63,608,201	$63,608,201

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,071,088,632	—	$1,071,088,632
Swap Agreements**	—	63,608,201	—	63,608,201

TOTAL	—	$1,134,696,833	—	$1,134,696,833

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

164

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$267,700
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	303,580
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	108,301
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27
(Pre-refunded @ $100, 8/1/24)	2,270	2,561,915
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	60	60,814
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23
(Pre-refunded @ $100, 4/1/22)	1,485	1,514,816
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53
(Pre-refunded @ $100, 4/1/23)	250	267,842
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	861,434
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	152,047
Burbank Unified School District (GO)
5.000%, 08/01/24	565	635,003
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	343,326
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36
(Pre-refunded @ $100, 01/01/28)	100	124,766

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42
(Pre-refunded @ $100, 01/01/22)	2,000	$2,019,063
California State (GO)
5.000%, 11/01/21	1,000	1,000,000
5.000%, 04/01/22	1,100	1,122,039
5.000%, 10/01/22	1,000	1,044,020
2.000%, 11/01/22	750	763,583
5.000%, 08/01/23	585	633,238
5.000%, 10/01/24	600	680,583
4.000%, 11/01/24	300	332,425
5.000%, 11/01/24	750	853,396
5.000%, 10/01/25	1,700	1,991,853
5.000%, 12/01/25	3,000	3,533,453
5.000%, 08/01/26	4,920	5,912,903
4.000%, 11/01/26	1,735	2,015,045
5.000%, 12/01/26	640	776,400
3.500%, 08/01/27	2,835	3,261,250
5.000%, 08/01/27	5,000	6,171,990
5.000%, 11/01/27	200	248,348
5.000%, 08/01/28	730	923,221
California State (GO) Series B
5.000%, 09/01/26	2,015	2,427,480
California State (GO) (AMBAC)
5.000%, 02/01/27	625	761,890
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32
(Pre-refunded @ $100, 06/01/23)	3,500	3,709,538
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	885,988
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	1,000	1,182,260
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	1,855	2,193,092

165

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources Power Supply Revenue (RB) Series O
¤ 5.000%, 05/01/22	1,675	$1,715,524
California State Public Works Board (RB) Series C
5.000%, 11/01/25	880	1,034,134
¤ 5.000%, 03/01/31
(Pre-refunded @ $100, 3/1/23)	1,250	1,329,931
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24
(Pre-refunded @ $100, 9/1/22)	935	972,504
¤ 5.000%, 09/01/29
(Pre-refunded @ $100, 9/1/22)	1,250	1,300,139
California State University (RB) Series A
4.000%, 11/01/21	1,210	1,210,000
5.000%, 11/01/21	250	250,000
5.000%, 11/01/23	375	410,427
5.000%, 11/01/24	810	922,450
5.000%, 11/01/25	305	359,482
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	206,610
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	372,722
City & County of San Francisco (COP)
5.000%, 04/01/25	410	473,610
5.000%, 04/01/26	330	393,655
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	898,379
City & County of San Francisco (GO) Series E
5.000%, 06/15/22	200	205,995
City of Berkeley (GO)
5.000%, 09/01/22	800	832,158
City of Grover Beach (GO)
5.000%, 09/01/22	390	405,677
5.000%, 09/01/26	345	416,353
5.000%, 09/01/27	445	551,263
City of Pacifica (COP)
5.000%, 01/01/24	250	275,492

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	$1,201,207
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	310,526
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	705,527
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/37
(Pre-refunded @ $100, 5/1/22)	2,500	2,560,242
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	259,298
5.000%, 11/01/26	150	181,892
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/22	1,000	1,040,025
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	619,290
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24
(Pre-refunded @ $100, 8/1/22)	200	207,223
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,051,536
5.000%, 03/01/32	575	658,615
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	522,405
Desert Community College District (GO)
4.000%, 08/01/22	200	205,746
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	403,241
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	1,050	1,137,159
5.000%, 08/01/24	990	1,116,728

166

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,745	$2,029,049
El Monte Union High School District (GO)
5.000%, 06/01/24	250	280,247
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	449,292
Emery Unified School District (GO)
5.000%, 08/01/27	600	744,448
Evergreen School District (GO)
3.000%, 08/01/25	600	656,735
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	839,237
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26	525	592,513
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43
(Pre-refunded @ $100, 8/1/23)	2,500	2,664,866
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	793,801
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25
(Pre-refunded @ $100, 8/1/22)	850	880,699
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47
(Pre-refunded @ $100, 8/1/23)	590	628,908
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,080,778
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	525	574,868

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO) Series E
4.000%, 08/01/24	200	$219,615
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	826,596
4.000%, 08/01/25	390	441,975
4.000%, 08/01/26	310	359,993
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	550,194
4.000%, 08/01/25	485	549,248
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30	155	174,613
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	373,002
5.000%, 06/01/26	530	635,981
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,885	2,198,658
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,651,382
5.000%, 07/01/24	600	674,792
5.000%, 07/01/25	970	1,130,633
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	308,488
5.000%, 12/01/25	170	200,984
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	745	747,285
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	250	281,092
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,100	1,322,713

167

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	785	$847,281
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,000	1,123,230
5.000%, 07/01/26	400	480,987
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	335	402,826
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,235,029
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	50	58,300
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	425	477,252
5.000%, 07/01/25	1,200	1,396,339
5.000%, 07/01/26	2,435	2,924,274
5.000%, 07/01/27	1,050	1,295,468
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	215,911
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	300	302,401
Metropolitan Water District of Southern California (RB) Series B
5.000%, 10/01/26	600	728,109
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	461,255
5.000%, 12/01/26	265	322,365
5.000%, 12/01/27	385	480,374
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	23,278
5.000%, 08/01/26	280	335,926
5.000%, 08/01/27	130	160,061

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	$139,572
Municipal Improvement Corp.of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,153,013
5.000%, 11/01/23	750	820,855
5.000%, 11/01/24	425	484,001
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	250	282,454
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	110	111,769
New Haven Unified School District (GO)
5.000%, 08/01/26	150	180,427
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,028,728
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	311,806
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	135,466
Novato Sanitary District (RB)
5.000%, 02/01/22	340	344,093
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	205,746
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	426,015
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,252,079
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	232,297
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,452,008
5.000%, 02/01/26	2,000	2,378,099
5.000%, 02/01/33	825	972,956

168

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Otay Water District (RB)
5.000%, 09/01/22	740	$769,746
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	232,894
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	306,104
Palomar Community College District (GO)
5.000%, 05/01/23	200	214,288
¤ 5.000%, 05/01/31
(Pre-refunded @ $100, 5/01/25)	500	579,956
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	632,314
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,204,408
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	222,017
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	276,261
Reed Union School District (GO)
4.000%, 08/01/26	250	290,445
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25
(Pre-refunded @ $100, 5/15/23)	530	568,590
¤ 5.250%, 05/15/27
(Pre-refunded @ $100, 5/15/23)	260	279,927
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	470,247
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/26	1,050	1,267,166

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Buenaventura Public Facilities Financing Authority (RB) Series B
¤ 5.000%, 07/01/26
(Pre-refunded @ $100, 7/1/22)	1,160	$1,197,252
San Diego Association of Governments (RB)
5.000%, 11/15/25	500	568,569
San Diego Community College District (GO)
5.000%, 08/01/23	500	541,504
5.000%, 08/01/26	1,660	2,001,047
¤ 5.000%, 08/01/43
(Pre-refunded @ $100, 08/01/23)	1,500	1,625,064
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,050,272
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	2,000	2,070,723
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	595,909
San Diego Unified School District (GO) Series D-2
5.000%, 07/01/22	600	619,227
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	900	971,090
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	605	680,416
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	241,621
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,471,567
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	300	308,973
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,309,228

169

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,500	$1,535,585
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	754,990
5.000%, 06/15/26	880	1,054,521
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	269,102
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	3,000	3,197,840
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	750	875,979
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	140	144,454
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	371,650
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	127,625
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	124,075
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39
(Pre-refunded @ $100, 8/1/24)	670	756,160
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,000	1,159,154
Santa Clara County Financing Authority, California Lease (RB) Series A
5.000%, 05/01/26	3,000	3,586,354

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara Unified School District (GO)
¤ 3.500%, 07/01/25	1,675	$1,711,900
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	479,986
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,328,289
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/25	1,150	1,259,482
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44
(Pre-refunded @ $100, 8/1/24)	500	564,299
Santee School District (GO)
5.000%, 08/01/24	290	327,464
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	165,276
4.000%, 08/01/25	250	283,218
5.000%, 08/01/26	250	301,884
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	1,000	1,021,264
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39
(Pre-refunded @ $100, 2/1/24)	595	658,312
¤ 5.000%, 02/01/44
(Pre-refunded @ $100, 2/1/24)	1,455	1,609,822
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	282,619
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	490	500,345
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	530	555,524

170

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
5.000%, 09/01/22	525	$546,013
5.000%, 10/01/22	500	522,010
4.000%, 03/01/24	3,700	4,017,099
State of California (GO) Series A
5.000%, 09/01/22	1,000	1,040,025
Sylvan Union School District (GO)
5.000%, 08/01/26	620	748,672
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	444,603
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	120,285
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	566,120
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,127,361
University of California (RB) Series AF
5.000%, 05/15/22	750	769,476
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,545,316

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	$1,072,008
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	1,239,776
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	167,501
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	3,670,775
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	273,244

TOTAL MUNICIPAL BONDS Cost ($197,150,095)		200,850,784

TOTAL INVESTMENTS — (100.0%) (Cost $197,150,095)		$200,850,784

As of October 31, 2021, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.030% Fixed	CPI	Maturity	USD 6,000,000	05/17/23	—	—	$181,931	$181,931
Bank of America Corp	2.940% Fixed	CPI	Maturity	USD 5,000,000	10/19/26	—	—	33,159	33,159
Bank of America Corp	2.737% Fixed	CPI	Maturity	USD 10,000,000	08/05/26	—	—	284,439	284,439
Bank of America Corp	2.700% Fixed	CPI	Maturity	USD 4,000,000	08/24/24	—	—	97,560	97,560
Bank of America Corp	2.581% Fixed	CPI	Maturity	USD 4,000,000	06/18/28	—	—	185,010	185,010
Bank of America Corp	2.577% Fixed	CPI	Maturity	USD 5,000,000	07/15/29	—	—	202,859	202,859
Bank of America Corp	2.497% Fixed	CPI	Maturity	USD 10,000,000	06/28/29	—	—	508,953	508,953

171

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Payments		Payments					Upfront	Upfront		Unrealized
	made		received	Payment	Notional		Expiration	Premiums	Premiums	Market	Appreciation
Counterparty	by Fund		by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Bank of America Corp	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	$276,101	$276,101
Bank of America Corp	2.320%	Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	186,962	186,962
Bank of America Corp	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	336,318	336,318
Bank of America Corp	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	325,159	325,159
Bank of America Corp	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	716,429	716,429
Bank of America Corp	2.062%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	245,421	245,421
Bank of America Corp	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	510,237	510,237
Bank of America Corp	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	312,030	312,030
Bank of America Corp	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	521,674	521,674
Bank of America Corp	1.495%	Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	227,150	227,150
Bank of America Corp	1.210%	Fixed	CPI	Maturity	USD	8,000,000	03/05/22	—	—	431,860	431,860
Bank of America Corp	0.073%	Fixed	CPI	Maturity	USD	8,000,000	04/27/22	—	—	657,193	657,193
Citibank, N.A	3.015%	Fixed	CPI	Maturity	USD	4,000,000	05/12/23	—	—	123,802	123,802
Citibank, N.A	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	68,464	68,464
Citibank, N.A	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	251,197	251,197
Citibank, N.A	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	287,955	287,955
Citibank, N.A	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	293,501	293,501
Citibank, N.A	2.143%	Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	253,792	253,792
Citibank, N.A	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	491,077	491,077
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	496,730	496,730
Citibank, N.A	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	342,937	342,937
Citibank, N.A	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	399,228	399,228
Citibank, N.A	1.475%	Fixed	CPI	Maturity	USD	4,000,000	02/11/22	—	—	186,894	186,894
Citibank, N.A	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	673,019	673,019
Citibank, N.A	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	409,480	409,480

Total Appreciation										$10,518,521	$10,518,521

Total Appreciation (Depreciation)										$10,518,521	$10,518,521

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$200,850,784	—	$200,850,784
Swap Agreements**	—	10,518,521	—	10,518,521
TOTAL	—	$211,369,305	—	$211,369,305

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

172

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/23	300	$324,902
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,144,897

TOTAL ALABAMA		1,469,799

ALASKA — (0.1%)
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	782,927

ARIZONA — (1.0%)
City of Tucson (GO) Series A
5.000%, 07/01/23	2,000	2,159,026
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	505,828
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	1,400	1,573,718
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,328,025

TOTAL ARIZONA		6,566,597

ARKANSAS — (0.2%)
Arkansas State (GO)
5.000%, 04/01/22	1,110	1,132,239

CALIFORNIA — (1.5%)
California State (GO)
3.500%, 08/01/27	5,000	5,751,763
5.000%, 10/01/27	2,000	2,478,610
California State (GO) Series B
5.000%, 09/01/26	1,195	1,439,622
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	150,961

TOTAL CALIFORNIA		9,820,956

	Face
	Amount^	Value†
	(000)
COLORADO — (2.6%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	$1,791,316
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,109,650
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,281,572
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	500	606,384
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	2,090,209
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,889,784
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	627,126
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	165	200,441
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	310	365,536
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,187,147
5.000%, 12/01/24	2,280	2,597,458

TOTAL COLORADO		16,746,623

173

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CONNECTICUT — (0.9%)
City of Danbury (GO) Series B
4.000%, 07/15/26	265	$305,950
4.000%, 07/15/27	300	353,232
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	533,342
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,354,349
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,533,791

TOTAL CONNECTICUT		6,080,664

DELAWARE — (0.5%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	877,008
Kent County (GO)
4.000%, 09/01/24	415	457,449
New Castle County (GO)
5.000%, 10/01/23	1,600	1,746,031

TOTAL DELAWARE		3,080,488

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (RB) Series C
5.000%, 05/01/23	1,400	1,499,142
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	835,807
5.000%, 07/01/27	1,000	1,226,311

TOTAL DISTRICT OF COLUMBIA		3,561,260

FLORIDA — (3.5%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,170,406
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	762,688
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	479,901
Florida State (GO)
5.000%, 07/01/25	1,000	1,163,616
5.000%, 07/01/24	1,900	2,134,137

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series A
5.000%, 06/01/24	350	$391,865
Florida State (GO) Series B
5.000%, 06/01/24	2,000	2,239,226
5.000%, 06/01/25	1,000	1,160,065
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,090,934
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,796,048
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/25	3,250	3,813,475
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,046,396
Palm Beach County (RB)
5.000%, 11/01/23	810	885,669
School District of Broward County (GO)
5.000%, 07/01/25	3,855	4,484,209

TOTAL FLORIDA		22,618,635

GEORGIA — (3.0%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,000	1,179,148
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,442,347
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,432,944
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,742,835
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,006,148
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,500	1,695,116
Henry County (GO)
5.000%, 05/01/23	1,000	1,070,816
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,263,903
State of Georgia (GO) Series A
5.000%, 07/01/26	3,000	3,605,866

TOTAL GEORGIA		19,439,123

174

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CONTINUED

	Face
	Amount^	Value†
	(000)
HAWAII — (1.9%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	$163,509
5.000%, 10/01/25	725	849,774
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	1,128,846
5.000%, 07/01/25	1,000	1,162,823
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,036,270
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,309,173
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,139,663
5.000%, 10/01/25	2,790	3,271,351
Maui County (GO)
5.000%, 03/01/26	200	237,775

TOTAL HAWAII		12,299,184

ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,347,674
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	681,328

TOTAL ILLINOIS		3,029,002

IOWA — (0.6%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	569,191
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,539,404
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,443,946

TOTAL IOWA		3,552,541

KANSAS — (1.1%)
City of Leawood (GO) Series A
4.000%, 09/01/25	1,035	1,172,448
4.000%, 09/01/26	1,135	1,314,088
City of Merriam (GO)
5.000%, 10/01/25	800	938,702

	Face
	Amount^	Value†
	(000)
KANSAS — (Continued)
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	$565,392
Johnson County (GO) Series B
5.000%, 09/01/22	650	675,571
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	272,069
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	817,998
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,202,065

TOTAL KANSAS		6,958,333

KENTUCKY — (1.7%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	2,200	2,260,545
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,700,000
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	1,984,019
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,885,396
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	801,114

TOTAL KENTUCKY		10,631,074

LOUISIANA — (0.1%)
Louisiana State (GO) Series C
5.000%, 08/01/23	500	541,045

MAINE — (0.3%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,075,474
4.000%, 06/01/26	500	575,450

TOTAL MAINE		1,650,924

175

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CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (8.6%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	$1,725,095
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,625,089
Baltimore County (GO)
5.000%, 08/01/22	600	621,716
5.000%, 03/01/26	6,905	8,209,193
5.000%, 03/01/28	1,335	1,670,675
Carroll County (GO)
5.000%, 11/01/21	550	550,000
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,510,540
County of Anne Arundel (GO)
5.000%, 10/01/25	650	762,971
Harford County (GO)
5.000%, 10/01/25	2,750	3,227,956
Howard County (GO) Series
5.000%, 08/15/24	2,720	3,071,967
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,439,639
Maryland State (GO) Series 1
5.000%, 06/01/23	3,000	3,225,925
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	2,334,319
5.000%, 08/01/27	3,500	4,322,609
Maryland State (GO) Series B
4.000%, 08/01/23	850	905,746
5.000%, 08/01/24	1,000	1,127,714
5.000%, 08/01/27	500	617,516
Montgomery County (GO) Series A
4.000%, 08/01/23	1,000	1,065,401
5.000%, 11/01/24	2,000	2,277,010
Montgomery County (GO) Series B
5.000%, 12/01/21	350	351,375
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,160,261
Prince County George’s (GO) Series A
5.000%, 07/15/24	770	866,848
4.000%, 09/01/24	2,500	2,757,956
5.000%, 07/15/29	3,500	4,515,603
Queen County Anne’s (GO)
5.000%, 07/15/25	1,235	1,439,857

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	$733,887

TOTAL MARYLAND		55,116,868

MASSACHUSETTS — (2.7%)
City of Beverly (GO)
5.000%, 03/15/25	500	576,332
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	267,099
City of Quincy (GO)
5.000%, 01/15/25	405	464,169
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	303,536
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,265,774
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,498,617
Commonwealth of Massachusetts (GO) Series B
5.000%, 08/01/22	1,165	1,206,985
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/22	1,275	1,300,545
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,600	1,852,226
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	455,225
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,974,958
Town of Holbrook (GO)
5.000%, 12/01/21	755	757,935
Town of Nantucket
5.000%, 10/01/26	1,500	1,817,028
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,442,346

TOTAL MASSACHUSETTS		17,182,775

176

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CONTINUED

	Face
	Amount^	Value†
	(000)
MICHIGAN — (0.4%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	$1,452,948
Michigan State (GO) Series B
4.000%, 11/01/25	1,000	1,134,831

TOTAL MICHIGAN		2,587,779

MINNESOTA — (2.7%)
City of Minneapolis (GO)
3.000%, 12/01/23	2,000	2,111,798
City of Saint Paul (GO) Series A
5.000%, 03/01/25	2,020	2,326,774
Hennepin County (GO) Series A
5.000%, 12/01/26	1,250	1,519,193
Hennepin County (GO) Series B
5.000%, 12/01/21	350	351,369
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,436,034
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,479,914
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	2,028,827
Minnesota State (GO) Series E
5.000%, 08/01/22	760	787,624
4.000%, 10/01/22	3,000	3,105,804
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,319,643

TOTAL MINNESOTA		17,466,980

MISSOURI — (2.2%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,986,353
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,783,349
Saint Louis County (GO)
5.000%, 02/01/23	2,545	2,695,776
5.000%, 02/01/25	1,270	1,456,456

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	$5,917,452

TOTAL MISSOURI		13,839,386

NEBRASKA — (0.9%)
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,731,343
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	679,934
Southern Public Power District (RB)
5.000%, 12/15/21	400	402,304

TOTAL NEBRASKA		5,813,581

NEVADA — (0.4%)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	453,109
Nevada State (GO) Series C
5.000%, 11/01/24	450	511,893
Nevada State (GO) Series D1
5.000%, 03/01/22	250	254,021
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,420,166

TOTAL NEVADA		2,639,189

NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/24	770	845,705

NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,066,667
3.000%, 02/01/25	910	983,457
Montville Township (GO)
3.000%, 10/01/25	500	546,773
Princeton (GO)
3.000%, 09/15/24	1,515	1,629,150
2.000%, 12/15/25	1,815	1,916,777

TOTAL NEW JERSEY		7,142,824

NEW MEXICO — (0.9%)
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,927,628

177

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW MEXICO — (Continued)
Santa Fe County (GO)
5.000%, 07/01/22	710	$732,752

TOTAL NEW MEXICO		5,660,380

NEW YORK — (3.6%)
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,487,721
5.000%, 08/01/25	1,500	1,746,479
City of New York (GO) Series C
5.000%, 08/01/22	500	518,058
City of New York (GO) Series E
5.000%, 08/01/22	1,000	1,036,116
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,082,593
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,689,751
New York State Dormitory Authority (RB) (ETM)
5.000%, 02/15/25	350	401,848
New York State Dormitory Authority (RB)
5.000%, 02/15/25	150	172,019
New York State Dormitory Authority (RB) Series
5.000%, 02/15/22	2,000	2,027,736
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	600	638,947
5.000%, 03/15/28	4,000	4,986,528
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	800	811,095
5.000%, 02/15/24	300	331,672
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	575,724
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	325,853
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	549,408

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,500	$1,772,501

TOTAL NEW YORK		23,154,049

NORTH CAROLINA — (3.8%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,580,770
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,205,310
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	942,328
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,642,432
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	1,725	1,741,529
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,323,230
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,464,965
5.000%, 06/01/25	655	760,858
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	4,013,379
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,559,344
North Carolina State (GO) Series D
4.000%, 06/01/23	350	370,896
Wake County (GO)
5.000%, 04/01/25	4,000	4,623,534

TOTAL NORTH CAROLINA		24,228,575

NORTH DAKOTA — (0.2%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,278,194

OHIO — (4.0%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,525,253

178

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CONTINUED

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
3.000%, 07/01/22	835	$850,739
5.000%, 02/15/23	4,000	4,246,323
5.000%, 04/01/29	2,000	2,565,211
City of Columbus (GO) Series B
5.000%, 02/15/23	475	504,251
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,633,593
Cuyahoga County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	3,545	4,046,804
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	501,948
Ohio State (GO) Series A
5.000%, 09/15/22	2,250	2,345,059
5.000%, 02/01/24	2,820	3,114,689
Ohio State (GO) Series B
5.000%, 06/15/22	450	463,575
5.000%, 09/15/23	1,000	1,087,442
5.000%, 09/01/24	2,000	2,259,628
Ohio State (GO) Series W
4.000%, 05/01/24	215	234,481
4.000%, 05/01/25	215	241,202

TOTAL OHIO		25,620,198

OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,764,419
4.000%, 03/01/25	1,255	1,401,905
City of Tulsa (GO)
5.000%, 03/01/24	200	221,633
5.000%, 03/01/26	2,750	3,257,739

TOTAL OKLAHOMA		6,645,696

OREGON — (2.3%)
City of McMinnville (GO)
5.000%, 02/01/22	290	293,455
City of Salem (GO)
5.000%, 06/01/26	1,220	1,463,343
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	447,845
Jackson County (GO)
4.000%, 06/01/23	40	42,342

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	$1,024,118
5.000%, 06/15/28	2,500	3,148,529
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,161,131
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,310,959
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,488,854
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	729,278
Washington County (GO)
5.000%, 03/01/24	3,000	3,327,462

TOTAL OREGON		14,437,316

PENNSYLVANIA — (0.8%)
Berks County (GO)
5.000%, 11/15/22	445	467,171
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	1,025	1,057,847
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	3,249,025
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	60,990
5.000%, 03/01/25	130	149,649

TOTAL PENNSYLVANIA		4,984,682

SOUTH CAROLINA — (4.3%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,707,408

179

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CONTINUED

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Clemson University (RB) Series B
5.000%, 05/01/25	750	$862,583
Florence School District One
(GO) (SCSDE)
5.000%, 03/01/22	2,000	2,031,964
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,441,729
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/23	3,985	4,171,493
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	535	615,865
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,745,951
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	1,044,517
South Carolina State (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,442,817
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,863,713
3.000%, 04/01/26	1,500	1,655,302
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,259,109
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,669,444

TOTAL SOUTH CAROLINA		27,511,895

TENNESSEE — (4.4%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,709,054
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	4,050	4,547,930
5.000%, 07/01/25	1,775	2,064,713

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Wastewater System Revenue (RB) Series B
4.000%, 04/01/22	310	$314,890
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,194,469
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,442,549
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,794,684
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,762,729
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,159,678
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	671,007
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	619,932
5.000%, 07/01/25	2,325	2,703,562
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	275	338,774
Sumner County (GO)
5.000%, 12/01/21	230	230,902
5.000%, 12/01/22	640	673,375
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,167,972
Williamson County (GO)
5.000%, 04/01/29	3,620	4,660,927

TOTAL TENNESSEE		28,057,147

TEXAS — (15.9%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	148,509
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,721,397
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	281,488

180

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO)
4.000%, 06/15/26	650	$748,725
5.000%, 06/15/26	1,625	1,945,629
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,615,481
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,296,611
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,804,177
City of Amarillo (GO)
2.000%, 02/15/24	725	751,156
2.000%, 02/15/25	725	759,712
4.000%, 02/15/26	1,685	1,921,510
City of Arlington (GO) Series A
5.000%, 08/15/23	2,090	2,266,439
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,223,806
City of Austin (GO)
5.000%, 09/01/23	500	543,228
5.000%, 11/01/23	1,895	2,073,227
5.000%, 09/01/26	2,500	3,017,053
5.000%, 09/01/27	2,255	2,789,129
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	2,170,140
City of Celina (GO)
4.125%, 09/01/25	1,415	1,605,573
4.125%, 09/01/26	2,520	2,916,956
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	136,117
5.000%, 10/01/25	500	586,476
City of Denton (GO)
3.000%, 02/15/23	3,475	3,592,920
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,663,937
5.000%, 02/15/25	4,380	5,031,129

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Garland (GO) Series A
5.000%, 02/15/24	200	$221,192
City of Houston (GO) Series A
5.000%, 03/01/26	1,000	1,185,103
City of Pearland (GO)
5.000%, 03/01/25	500	572,709
City of San Antonio (GO)
5.000%, 02/01/23	1,655	1,753,908
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	3,400,368
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,371,605
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	170,658
4.000%, 08/15/24	140	153,949
County of Collin (GO)
5.000%, 02/15/25	1,010	1,159,074
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,000	3,184,742
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,665,702
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,755,964
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	563,954
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,411,026
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	526,645
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	228,153
Harris County (GO)
5.000%, 10/01/26	400	483,462

181

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County (GO) Series A
5.000%, 10/01/23	1,565	$1,706,889
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	662,986
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,122,626
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,215,316
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,750	2,079,244
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	789,327
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,762,951
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	135,759
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,104,264
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	76,304
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,106,687
Texas State (GO)
5.000%, 10/01/23	375	408,923
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,631,315
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,520,770
5.000%, 10/01/25	2,465	2,890,280
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	500	533,780

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
University of Texas System (RB) Series C
5.000%, 08/15/24	1,000	$1,128,206
University of Texas System (RB) Series J
5.000%, 08/15/25	3,000	3,503,366
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	116,926
Williamson County (GO)
4.000%, 02/15/26	4,000	4,574,217
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,403,147

TOTAL TEXAS		101,892,022

UTAH — (2.5%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,877,124
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,629,129
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,901,131
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,322,262
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,829,511
Utah State (GO)
5.000%, 07/01/22	1,845	1,904,338
5.000%, 07/01/24	2,000	2,248,168
Utah State (GO) Series B
5.000%, 07/01/24	575	646,348

TOTAL UTAH		16,358,011

VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,084,797

VIRGINIA — (5.9%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,090,117

182

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CONTINUED

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,905	$3,067,241
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,686,370
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	475	494,012
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,935,651
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	1,069,487
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,101,345
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,669,332
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,657,786
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,537,588
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,708,895
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,803,262
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	1,288,744
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,285,095
5.000%, 12/01/25	1,800	2,124,065
Loudoun County (GO) Series B
5.000%, 12/01/26	2,270	2,760,123
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,560,563

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Virginia College Building Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/25 (Pre-refunded @ $100, 9/1/24)	1,985	$2,245,088

TOTAL VIRGINIA		38,084,764

WASHINGTON — (7.3%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	960	1,131,131
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	223,965
5.000%, 07/01/25	100	115,847
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	238,977
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,358,296
5.000%, 05/01/26	3,165	3,780,493
5.000%, 12/01/26	1,500	1,822,195
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,907,333
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,940	2,260,017
County of King (GO) Series A
4.000%, 01/01/26	500	571,246
King County (GO) Series E
5.000%, 12/01/25	1,275	1,504,546
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,178,705
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,208,723
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,580,496

183

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	$2,104,072
4.000%, 12/01/25	1,370	1,559,638
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,519,554
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	652,791
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,356,522
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	351,375
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	2,013,031
Washington State (GO) Series B
5.000%, 07/01/24	800	898,129
5.000%, 07/01/25	475	552,341
Washington State (GO) Series C
5.000%, 02/01/23	500	529,882
5.000%, 02/01/25	1,000	1,146,816
Washington State (GO) Series D
5.000%, 06/01/24	2,225	2,489,915
5.000%, 06/01/25	1,260	1,461,194
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,914,853
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,591,510

TOTAL WASHINGTON		47,023,593

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	548,784

	Face
	Amount^	Value†
	(000)
WISCONSIN —(3.4%)
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	$1,155,685
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,221,294
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	375,975
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,745,434
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,364,564
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,089,609
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	234,081
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	3,266,707
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	1,965,363
Wisconsin State (GO) Series A
5.000%, 05/01/25	970	1,118,888
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,000	2,306,985
5.000%, 05/01/27	3,000	3,660,660

TOTAL WISCONSIN		21,505,245

TOTAL MUNICIPAL BONDS Cost ($ 630,903,394)		640,671,849

TOTAL INVESTMENTS — (100.0%) (Cost $ 630,903,394)		$640,671,849

184

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$640,671,849	—	$640,671,849

TOTAL	—	$640,671,849	—	$640,671,849

See accompanying Notes to Financial Statements.

185

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SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount^	Value†
	(000)
CERTIFICATES OF DEPOSIT — (1.2%)
Regents of the University of Michigan
0.060%, 12/02/21	5,000	$4,999,954
0.070%, 01/05/22	23,035	23,035,000

TOTAL CERTIFICATES OF DEPOSIT		28,034,954

MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.0%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/22)	1,000	1,039,940

ALASKA — (0.3%)
Municipality of Anchorage (GO) (TAN)
1.500%, 12/15/21	7,000	7,011,867

ARIZONA — (0.4%)
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,192,928
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,548,273
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/23	1,425	1,537,560

TOTAL ARIZONA		9,278,761

CALIFORNIA — (6.9%)
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	3,995	4,075,211
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/35 (Pre-refunded @ $100, 6/1/23)	1,000	1,059,868

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles (RN)
4.000%, 06/23/22	50,000	$51,246,905
East Side Union High School District (GO) Series C
3.000%, 08/01/22	7,540	7,700,328
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,129,240
4.000%, 08/01/23	1,125	1,194,947
Los Angeles County (RN)
4.000%, 06/30/22	15,060	15,446,819
Los Angeles County Schools (RN)
2.000%, 12/30/21	735	737,254
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	9,285	9,313,475
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	9,709,331
Riverside County (RN)
2.000%, 06/30/22	6,250	6,325,935
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	19,670	20,173,890
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	10,790	11,171,550
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,768,722
San Francisco Unified School District (RN)
2.000%, 12/31/21	5,000	5,015,708
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	1,600	1,650,904
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	820	846,277
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	10,385	10,653,035

186

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	$996,199

TOTAL CALIFORNIA		166,215,598

COLORADO — (3.7%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTER) Series A
¤ 5.000%, 03/01/38 (Pre-refunded @ $100, 3/1/22)	1,250	1,269,977
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/22	3,420	3,563,568
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	2,040,843
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	3,983,570
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/21	2,900	2,905,064
5.000%, 11/15/22	1,200	1,259,531
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/22	870	913,160
5.000%, 11/15/23	1,415	1,549,935
Colorado State Education Loan Program (RN) Series A
4.000%, 06/29/22	50,000	51,272,125
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	11,950	12,573,167
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,500	1,577,885

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Ignacio School District 11JT (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/21)	1,215	$1,219,715
Jefferson County (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,180	1,243,432
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,370	1,504,571
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,041,357

TOTAL COLORADO		87,917,900

CONNECTICUT — (4.3%)
City of Bridgeport (GO) Series A
¤ 5.000%, 02/15/32 (Pre-refunded @ $100, 2/15/22)	2,200	2,230,460
City of Danbury (GO) (BAN)
1.000%, 07/14/22	25,000	25,138,957
City of Danbury (GO) Series A
4.000%, 07/15/22	1,200	1,232,094
4.000%, 07/15/23	1,200	1,276,132
City of Danbury (GO) Series B
4.000%, 07/15/22	2,775	2,849,218
City of Middletown (GO)
5.000%, 04/01/23	3,220	3,436,592
City of New Haven (GO) Series A
5.000%, 08/01/22	575	594,377
5.000%, 08/01/23	375	404,173
Metropolitan District (RB) Series A
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,550	5,660,962
Town of Cheshire (GO) Series B
4.000%, 07/15/22	1,500	1,540,550
Town of Greenwich (GO) (BAN)
1.500%, 01/13/22	25,000	25,069,057

187

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CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Town of Greenwich (GO) Series A
5.000%, 01/15/22	5,575	$5,630,072
Town of Groton (GO) (BAN)
3.000%, 04/28/22	15,660	15,881,768
Town of North Branford (GO) (BAN)
2.000%, 08/04/22	1,000	1,013,417
Town of South Windsor (GO)
4.000%, 02/01/22	1,350	1,362,918
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	1,141,876
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,505,713
Town of Southington (GO)
4.000%, 01/15/22	495	498,887
4.000%, 01/15/23	1,015	1,061,354
Town of Windham (GO)
1.000%, 09/29/22	5,000	5,036,483

TOTAL CONNECTICUT		102,565,060

DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	3,000	3,047,845
5.000%, 02/01/23	9,000	9,537,870
Delaware State (GO) Series B
5.000%, 07/01/22	1,250	1,290,057

TOTAL DELAWARE		13,875,772

DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (RB) Series G
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/21)	2,430	2,439,486

FLORIDA — (1.9%)
5.000%, 07/01/22	6,130	6,325,601
Florida State (GO) Series B
5.000%, 06/01/22	2,500	2,570,111
Florida State (GO) Series F
5.000%, 06/01/22	245	251,871
Miami-Dade County (GO) Series A
5.000%, 11/01/21	1,735	1,735,000

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Aviation Revenue (RB) Series B
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/22)	1,445	$1,508,472
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,160,204
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/23	300	324,097
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/22	2,000	2,088,228
5.000%, 10/01/23	3,600	3,926,391
School District of Broward County (RN)
2.000%, 06/30/22	20,000	20,249,702
School District of Broward County (GO)
5.000%, 07/01/22	1,660	1,713,082
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,554,488

TOTAL FLORIDA		44,407,247

GEORGIA — (3.6%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/22	2,100	2,209,040
City of Atlanta GA (GO)
5.000%, 12/01/21	1,805	1,812,076
Cobb County (GO)
5.000%, 01/01/22	500	503,985
Fulton County (RN)
1.250%, 12/31/21	35,000	35,065,404
Georgia State (GO) Series A
5.000%, 07/01/22	8,500	8,772,966
5.000%, 08/01/22	10,550	10,931,024
5.000%, 07/01/23	10,000	10,793,385
Gwinnett County School District (GO)
4.000%, 02/01/22	3,685	3,720,169
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/22	3,500	3,600,281
Henry County (GO)
5.000%, 05/01/22	600	614,428
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,279,317

188

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CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	$1,531,553
Private Colleges & Universities Authority
0.000%, 04/01/22	175	178,290
5.000%, 04/01/23	325	345,905

TOTAL GEORGIA		86,357,823

HAWAII — (1.7%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	715	779,392
City & County of Honolulu (GO) Series F
5.000%, 07/01/22	1,250	1,290,228
Hawaii State (GO) Series DZ
¤ 5.000%, 12/01/22 (Pre-refunded @ $100, 12/1/21)	2,000	2,007,725
Hawaii State (GO) Series EF
5.000%, 11/01/21	5,500	5,500,000
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,217,621
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,456,165
Hawaii State (GO) Series EZ
5.000%, 10/01/22	7,040	7,351,894
Hawaii State (GO) Series FB
5.000%, 04/01/22	2,000	2,040,325
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,020	1,077,632
Maui County (GO)
5.000%, 03/01/22	1,500	1,524,075
5.000%, 03/01/23	2,305	2,451,113

TOTAL HAWAII		39,696,170

ILLINOIS — (0.7%)
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	7,739,552
Illinois State (GO)
5.000%, 02/01/24	1,715	1,882,515
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/21	390	391,786

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Lake County Forest Preserve District (GO)
5.000%, 12/15/21	4,575	$4,601,415
5.000%, 12/15/22	1,485	1,564,482

TOTAL ILLINOIS		16,179,750

INDIANA — (0.0%)
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	1,057,588

IOWA — (0.4%)
Ankeny Community School District (GO) Series A
5.000%, 06/01/22	2,500	2,569,664
City of Ankeny (GO) Series A
5.000%, 06/01/22	4,495	4,621,327
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,387,628

TOTAL IOWA		9,578,619

KANSAS — (0.2%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	1,000	1,021,897
City of Leawood (GO)
1.500%, 09/01/22	2,500	2,527,297
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,160,831

TOTAL KANSAS		4,710,025

KENTUCKY — (0.3%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	3,115	3,200,725
Louisville Water Co (RB)
5.000%, 11/15/21	2,825	2,829,954

TOTAL KENTUCKY		6,030,679

LOUISIANA — (0.8%)
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,269,148
5.000%, 03/01/23	7,105	7,552,427

189

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CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State (GO) Series B
5.000%, 08/01/22	975	$1,010,138
Louisiana State (RB) Series A
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	3,870	4,342,008
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,000	4,487,864

TOTAL LOUISIANA		18,661,585

MAINE — (0.3%)
Cumberland County (GO) (TAN)
1.500%, 11/05/21	6,000	6,000,925
Maine Municipal Bond Bank (RB) Series C
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/21)	1,000	1,000,000

TOTAL MAINE		7,000,925

MARYLAND — (5.2%)
Anne County Arundel (GO)
5.000%, 10/01/22	4,115	4,296,141
Baltimore County (GO)
3.000%, 11/01/21	6,080	6,080,000
5.000%, 03/01/22	4,385	4,455,527
5.000%, 03/01/23	6,595	7,016,714
Baltimore County (GO) (BAN)
4.000%, 03/23/22	35,000	35,534,723
Carroll County (GO) Series A
4.000%, 11/01/22	1,605	1,666,365
Howard County (GO) Series A
5.000%, 08/15/22	7,935	8,237,021
Maryland State (GO) Series B
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	2,500	2,589,905
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,020,000
5.000%, 12/01/21	2,460	2,469,623
5.000%, 12/15/22	11,270	11,875,826
5.000%, 09/01/23	2,630	2,858,393

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	$3,011,711
Montgomery County (GO) Series A
4.000%, 08/01/22	11,000	11,316,012
Montgomery County (GO) Series B
5.000%, 12/01/21	4,000	4,015,714
Prince County George’s (GO) Series A
5.000%, 07/15/22	10,000	10,339,094
Queen County Anne’s (GO)
5.000%, 07/15/22	1,550	1,602,335
Talbot County (GO)
2.000%, 12/15/21	1,330	1,332,965

TOTAL MARYLAND		123,718,069

MASSACHUSETTS — (8.1%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,641,393
City of Attleboro (GO)
1.000%, 11/01/22	10,000	10,079,076
City of Beverly (GO)
5.000%, 03/15/22	645	656,467
5.000%, 03/15/23	1,215	1,294,042
City of Boston (GO) Series A
5.000%, 03/01/22	1,975	2,006,765
City of Boston (GO) Series B
5.000%, 04/01/22	1,300	1,326,156
City of Framingham (GO)
5.000%, 12/15/21	1,020	1,025,927
5.000%, 06/15/22	1,755	1,807,606
5.000%, 12/15/22	480	505,859
City of New Bedford (GO) (BAN)
2.000%, 04/15/22	9,000	9,076,703
City of Quincy (GO) (BAN)
1.500%, 01/14/22	10,000	10,027,598
1.000%, 06/10/22	31,000	31,160,530
1.000%, 07/08/22	10,000	10,058,400
City of Somerville (GO) (BAN)
2.000%, 06/03/22	35,000	35,377,226
City of Worcester (GO) (BAN)
2.000%, 02/01/22	15,000	15,069,018
City of Worcester (GO)
2.000%, 02/01/22	1,635	1,642,485

190

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
5.000%, 02/15/23	1,800	$1,908,676
Commonwealth of Massachusetts (GO) Series A
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,019,559
North Middlesex Regional School District (GO) (BAN)
2.000%, 02/04/22	10,000	10,048,589
Town of Ashland (GO) (BAN)
2.000%, 08/08/22	10,000	10,140,801
Town of Dracut (GO)
5.000%, 07/15/22	1,275	1,317,958
Town of Needham MA (GO)
5.000%, 07/15/22	1,510	1,561,422
Town of Orleans (GO) (BAN)
1.500%, 02/04/22	9,000	9,031,643
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,082,472
Town of Provincetown (GO)
5.000%, 09/15/22	1,350	1,406,187
Town of Watertown (GO)
5.000%, 02/01/22	1,250	1,264,986
5.000%, 02/01/23	2,445	2,591,122
Town of Westborough (GO) (BAN)
2.000%, 03/29/22	15,000	15,115,365
University of Massachusetts Building Authority Series 1
¤ 5.000%, 11/01/44	1,000	1,138,859

TOTAL MASSACHUSETTS		194,382,890

MICHIGAN — (1.5%)
Ann Arbor School District (GO) (Q-SBLF)
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/22)	1,810	1,853,431
Michigan Finance Authority (RB)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/22)	3,000	3,131,776
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/22)	2,000	2,087,851
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	2,000	2,087,851

	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Michigan State Hospital Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	26,810	$27,555,800

TOTAL MICHIGAN		36,716,709

MINNESOTA — (1.9%)
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	333,923
City of Minneapolis (GO)
3.000%, 12/01/21	5,600	5,612,936
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	340,772
Hennepin County (GO) Series A
5.000%, 12/01/22	3,500	3,681,733
5.000%, 12/01/24	1,000	1,141,884
Hennepin County (GO) Series B
5.000%, 12/01/21	650	652,543
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	6,224,584
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/23	1,495	1,583,562
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	3,395	3,435,359
5.000%, 02/01/23	2,295	2,430,965
Minnesota State (GO) Series B
2.000%, 08/01/22	2,500	2,534,875
5.000%, 09/01/22	2,000	2,080,737
5.000%, 08/01/24	1,230	1,386,366
Minnesota State (GO) Series D
5.000%, 08/01/22	12,610	13,068,338
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	1,330	1,408,788

TOTAL MINNESOTA		45,917,365

191

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CONTINUED

	Face Amount^	Value†
	(000)
MISSOURI — (0.6%)
City of Kansas City (GO) Series A
3.000%, 02/01/22	2,570	$2,588,243
3.000%, 02/01/23	1,995	2,065,063
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/23	1,750	1,844,883
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	933,119
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/22	2,250	2,286,112
5.000%, 03/01/23	1,750	1,861,660
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
5.000%, 03/01/22	830	843,321
Saint Louis County (GO)
5.000%, 02/01/22	2,420	2,449,013

TOTAL MISSOURI		14,871,414

NEBRASKA — (0.8%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	2,156,606
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,156,606
Nebraska Public Power District (RB) Series A
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 1/1/22)	1,290	1,300,183
Omaha Public Power District (RB) Series B
5.000%, 02/01/23	2,030	2,149,472
Papio-Missouri River Natural Resource District (GO)
¤ 3.250%, 12/15/33 (Pre-refunded @ $100, 6/15/22)	1,500	1,528,355

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	10,475	$10,558,129

TOTAL NEBRASKA		19,849,351

NEVADA — (0.6%)
Clark County (GO)
5.000%, 11/01/21	2,325	2,325,000
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/22	3,935	4,044,886
Nevada State (GO) Series B
5.000%, 11/01/21	4,000	4,000,000
Washoe County (GO)
5.000%, 07/01/22	4,950	5,107,272

TOTAL NEVADA		15,477,158

NEW JERSEY — (11.2%)
Bergen County (GO)
1.500%, 10/20/22	20,000	20,252,070
Bergen County (GO) (BAN) Series A
1.000%, 06/09/22	26,000	26,132,441
City of Jersey City (GO) (BAN) Series A
1.500%, 01/12/22	30,920	31,004,838
City of Jersey City (GO) (BAN) Series B&C
2.000%, 06/16/22	20,000	20,235,082
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,637,216
Mercer County (GO) (BAN) Series A
1.000%, 06/08/22	30,000	30,144,855
Middlesex County (GO) (BAN)
2.000%, 06/01/22	13,000	13,141,855
Monmouth County (GO)
5.000%, 07/15/22	3,415	3,530,801
New Jersey Economic Development Authority (RB) Series KK
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 9/1/22)	6,360	6,615,762
New Jersey State
5.000%, 06/01/25	6,815	7,845,441

192

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CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/38 (Pre-refunded @ $100, 7/1/22)	1,000	$1,032,155
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,829,956
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,409,397
Princeton (GO)
2.000%, 12/15/21	565	566,205
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,748,325
Somerset County (GO)
1.000%, 09/07/22	10,000	10,066,366
South Jersey Transportation Authority (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/22)	1,920	2,011,561
Township of Berkeley Heights (GO) (BAN)
2.000%, 07/08/22	10,000	10,126,947
Township of Brick (GO) (BAN)
1.250%, 06/20/22	9,000	9,062,456
Township of East Brunswick (GO)
1.000%, 02/15/22	1,365	1,368,163
1.000%, 02/15/23	1,405	1,418,286
Township of North Brunswick (GO) (BAN) Series A
1.000%, 07/14/22	20,000	20,115,400
Township of South Orange Village (GO) (BAN)
1.500%, 07/07/22	8,000	8,072,738
Union County (GO) (BAN)
1.000%, 06/17/22	35,000	35,184,824

TOTAL NEW JERSEY		269,553,140

NEW MEXICO — (0.3%)
Central New Mexico Community College (GO) Series A
5.000%, 08/15/22	1,950	2,023,588

	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	$5,079,741

TOTAL NEW MEXICO		7,103,329

NEW YORK — (4.0%)
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	800	808,777
2.000%, 06/15/23	2,025	2,080,998
City of New York (GO) Series A-1
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/22)	1,000	1,044,020
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	1,000	1,044,020
City of New York (GO) Series B
5.000%, 08/01/22	2,220	2,300,177
City of New York (GO) Series E
5.000%, 08/01/22	3,000	3,108,348
City of Rochester (GO) Series II
2.000%, 08/03/22	7,000	7,098,387
City of Syracuse Series B
4.000%, 06/01/23	525	555,227
Corning City School District (GO) (ST AID WITHHLDG) (BAN)
1.000%, 06/28/22	15,000	15,084,055
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	1,535	1,578,140
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	85,150
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/24	2,035	2,298,904
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/21	3,545	3,565,555
5.000%, 03/15/22	10,000	10,178,923
5.000%, 03/15/23	1,430	1,522,824

193

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	$6,192,272
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	4,000	4,055,473
New York State Dormitory Authority (RB) Series D
3.000%, 03/15/22	5,950	6,012,529
5.000%, 02/15/23	2,000	2,122,090
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	334,983
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	5,400	5,450,111
Town of Hempstead (GO)
5.000%, 06/15/22	700	720,894
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	10,000	10,146,465
Wappingers Central School District (BAN) (ST AID WITHHLDG)
2.000%, 08/11/22	3,000	3,041,518
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	2,025	2,036,791
5.000%, 12/15/22	1,605	1,691,651
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	2,280	2,356,818

TOTAL NEW YORK		96,515,100

NORTH CAROLINA — (1.9%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,238,540
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/22	1,705	1,732,365
Durham County (GO)
3.000%, 06/01/22	2,135	2,170,360

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	$1,334,166
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	2,042,507
Mecklenburg County (GO)
5.000%, 03/01/22	8,000	8,128,939
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	6,697,321
North Carolina State (GO) Series A
5.000%, 06/01/22	2,500	2,570,409
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	2,961,111
Town of Holly Springs (GO)
5.000%, 06/01/22	1,500	1,542,067
5.000%, 06/01/23	1,000	1,075,474
Union County Enterprise System Revenue (RB)
5.000%, 06/01/23	1,250	1,344,135
Wake County (GO)
5.000%, 04/01/22	6,165	6,289,041
Wake County (GO) Series B
5.000%, 05/01/22	2,100	2,150,710
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,854,353

TOTAL NORTH CAROLINA		45,131,498

NORTH DAKOTA — (0.1%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/22	2,200	2,278,947

OHIO — (3.5%)
American Municipal Power, Inc. (RB) (BAM-TCRS)
¤ 5.250%, 02/15/31 (Pre-refunded @ $100, 2/15/22)	1,000	1,014,560

194

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CONTINUED

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A-3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	18,350	$18,996,773
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	1,078,989
City of Columbus (GO) Series A
5.000%, 04/01/22	6,740	6,875,325
5.000%, 04/01/23	1,300	1,387,828
City of Columbus (GO) Series B
5.000%, 04/01/22	1,500	1,530,117
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,295,294
Dayton Metro Library (GO) Series A
¤ 4.750%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	3,000	3,011,107
Hamilton County (RB)
¤ 5.500%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	3,100	3,195,224
Ohio State (GO) Series A
4.000%, 03/01/22	1,955	1,980,117
5.000%, 06/15/22	500	515,083
5.000%, 06/15/23	1,000	1,076,087
Ohio State (GO) Series B
5.000%, 09/15/23	2,250	2,446,744
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,134,251
5.000%, 08/01/23	1,000	1,081,907
Ohio State (GO) Series Q
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/22)	1,340	1,372,283
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,538,563
Ohio State (GO) Series W
4.000%, 05/01/22	1,440	1,467,618
4.000%, 05/01/23	1,000	1,056,502
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,427,348

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	$719,631
Olentangy Local School District (GO)
5.000%, 12/01/21	2,990	3,001,697
Revere Local School District (GO) Series A
¤ 5.000%, 12/01/45 (Pre-refunded @ $100, 6/1/22)	2,560	2,631,641
Wyoming City School District (GO)
¤ 5.000%, 12/01/42 (Pre-refunded @ $100, 6/1/22)	7,250	7,452,890

TOTAL OHIO		83,287,579

OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/22	17,000	17,272,845
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	7,679,989

TOTAL OKLAHOMA		24,952,834

OREGON — (1.0%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	1,000	1,029,975
City of Salem (GO)
5.000%, 06/01/22	2,515	2,585,831
5.000%, 06/01/23	5,705	6,134,634
Clackamas County (GO)
3.000%, 06/01/22	815	828,450
Metro (GO)
5.000%, 06/01/22	2,355	2,421,185
Oregon State (GO) Series D
5.000%, 06/01/22	2,000	2,056,089
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,530,244
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,096,091

195

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Portland Community College District (GO)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	180	$193,858
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	259,985
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/22	2,065	2,123,158

TOTAL OREGON		23,259,500

PENNSYLVANIA — (0.6%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,195,894
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,064,091
Lehigh County Authority (RB)
4.000%, 11/01/22	1,445	1,499,803
4.000%, 11/01/23	1,435	1,540,206
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,078,863
Pennsylvania State University (RB) Series E
5.000%, 03/01/22	725	736,661

TOTAL PENNSYLVANIA		15,115,518

RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series C
5.000%, 08/01/22	6,155	6,376,346
Rhode State Island (GO) Series E
5.000%, 08/01/23	745	806,567

TOTAL RHODE ISLAND		7,182,913

SOUTH CAROLINA — (4.3%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/22	1,095	1,112,389

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
5.000%, 03/01/23	1,130	$1,201,317
Charleston County (GO)
5.000%, 11/01/22	3,750	3,929,566
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	25,000	25,511,383
City of Charleston Waterworks & Sewer System Revenue (RB)
5.000%, 01/01/22	1,175	1,184,344
City of North Charleston (GO)
5.000%, 12/01/21	1,395	1,400,399
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	4,095	4,209,842
5.000%, 06/01/23	8,800	9,461,257
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	4,000	4,064,645
Fort Mill School District No. 4 (GO) (SCSDE)
1.000%, 09/16/22	12,000	12,089,364
Fort Mill School District No. 4 (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	7,345	7,461,891
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,558,477
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	1,500	1,581,960
Richland County School District No. 1 (GO) (SCSDE)
2.000%, 03/01/22	9,000	9,054,660
South Carolina Public Service Authority (RB) Series D
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 6/1/22)	14,340	14,743,182
Spartanburg County (GO)
2.000%, 04/01/22	1,200	1,209,104
2.000%, 04/01/23	1,180	1,209,602
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/22	870	880,198

TOTAL SOUTH CAROLINA		101,863,580

196

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CONTINUED

	Face
	Amount^	Value†
	(000)
TENNESSEE — (3.0%)
City of Johnson City (GO)
5.000%, 03/01/22	4,640	$4,714,314
City of Knoxville (GO)
5.000%, 05/01/22	10,110	10,351,561
5.000%, 05/01/23	11,550	12,369,730
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/22	4,610	4,756,785
City of Murfreesboro (GO)
5.000%, 06/01/22	1,500	1,542,156
City of Oak Ridge (GO) Series A
5.000%, 06/01/22	1,410	1,449,458
Hamilton County (GO) Series A
5.000%, 01/01/22	1,170	1,179,246
Knox County (GO) Series B
5.000%, 06/01/22	550	565,457
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/22	1,450	1,496,862
5.000%, 07/01/23	1,480	1,597,680
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/23)	10,595	11,179,033
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/22	5,055	5,095,540
5.000%, 01/01/23	7,300	7,709,464
Sumner County (GO)
5.000%, 12/01/21	3,070	3,082,035
Tennessee State (GO) Series A
5.000%, 11/01/22	2,000	2,095,975
5.000%, 11/01/23	1,100	1,203,920
Wilson County (GO)
5.000%, 05/01/23	990	1,059,953

TOTAL TENNESSEE		71,449,169

TEXAS — (12.0%)
Alamo Community College District (GO)
5.000%, 08/15/22	2,770	2,875,431
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,730	1,753,941
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	615	623,457

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/15/23	210	$222,763
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,168,871
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,250	1,267,409
5.000%, 02/15/23	2,130	2,260,596
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/22	2,500	2,590,097
5.000%, 08/01/23	2,500	2,707,521
Bexar County (GO) Series A
5.000%, 06/15/22	330	339,892
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,055,238
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/23	100	105,392
5.000%, 01/01/24	100	109,694
5.000%, 01/01/25	100	113,743
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,556,484
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,640,003
City of Amarillo (GO)
2.000%, 02/15/22	6,220	6,253,271
4.000%, 02/15/23	1,495	1,566,681
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,552,954
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,000	1,081,119
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/22	2,260	2,359,058
City of Denton (GO)
2.000%, 02/15/22	6,180	6,210,381
4.000%, 02/15/22	1,900	1,920,198
3.000%, 02/15/23	1,340	1,387,233
City of Fort Worth (GO)
3.000%, 03/01/22	4,520	4,562,380
4.000%, 03/01/22	1,380	1,397,497

197

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 03/01/22	25,500	$25,907,541
5.000%, 03/01/23	9,965	10,598,060
City of Frisco (GO)
5.000%, 02/15/22	7,400	7,502,841
City of Houston (GO) Series A
5.000%, 03/01/22	10,000	10,160,159
City of Houston Airport System Revenue (RB) Series B
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/22)	3,500	3,611,920
City of Irving (GO)
2.000%, 09/15/23	1,250	1,289,691
City of McKinney (GO) Series A
5.000%, 08/15/22	1,300	1,349,269
City of New Braunfels (GO)
5.000%, 02/01/23	725	767,482
City of Richardson (GO)
3.000%, 02/15/22	1,375	1,386,247
City of San Angelo (GO)
2.000%, 02/15/22	2,500	2,512,651
2.000%, 02/15/23	2,500	2,553,762
City of San Antonio (GO)
5.000%, 02/01/22	2,800	2,833,569
5.000%, 08/01/22	2,770	2,869,827
City of Temple TX Utility System Revenue (RB)
5.000%, 08/01/22	400	414,200
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	450	456,241
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,185	1,201,434
5.000%, 02/15/23	1,190	1,262,484
Collin Country (GO)
5.000%, 02/15/23	835	886,308
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/22	2,500	2,527,523
5.000%, 02/15/23	1,190	1,262,484
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	705	731,605

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/22)	1,000	$1,051,812
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,134,293
5.000%, 11/01/25	1,770	2,074,499
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	6,294,288
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,571,929
Dallas Independent School District (GO) Series C
5.000%, 02/15/22	2,500	2,534,670
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/22	2,000	2,044,712
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,000	1,037,900
5.000%, 08/15/23	1,250	1,355,291
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	440	453,327
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	760,379
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	1,200	1,216,607
5.000%, 02/15/23	1,450	1,539,098
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	760,423
5.000%, 02/15/23	410	435,083
Gregory-Portland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	5,920	6,002,447
Harris County (GO)
5.000%, 10/01/22	1,005	1,049,240

198

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 10/01/23	2,700	$2,943,703
Harris County (GO) Series A
5.000%, 10/01/23	1,420	1,548,743
Harris County Flood Control District (GO) Series A
5.000%, 10/01/22	1,300	1,356,980
4.000%, 10/01/23	2,040	2,185,215
5.000%, 10/01/23	3,645	3,973,999
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,055,473
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	1,208,501
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,485	2,519,462
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,300	1,348,532
New Braunfels Independent School District (GO) (PSF-GTD)
5.000%, 02/01/22	3,705	3,749,513
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/22	600	623,964
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/22	19,680	20,241,827
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	1,090	1,196,904
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	6,402,518
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,932,565
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	14,000	14,195,796
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	521,868

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,000	$1,013,810
Round Rock Independent School District (GO) Series B
3.000%, 08/01/22	1,690	1,725,165
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,302,462
Texas State (GO)
4.000%, 08/01/22	2,830	2,911,085
5.000%, 10/01/23	1,425	1,553,909
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/22)	7,500	7,649,948
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,160	5,263,164
Texas State (GO) Series B
4.000%, 08/01/22	8,075	8,306,363
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/22	2,630	2,682,693
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/22	2,045	2,118,152
5.000%, 08/01/23	1,145	1,239,324
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/22	1,530	1,540,630
3.000%, 02/01/23	1,400	1,447,737
Williamson County (GO)
5.000%, 02/15/23	5,000	5,309,244

TOTAL TEXAS		287,151,849

UTAH — (1.1%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/22	2,775	2,858,358
Central Utah Water Conservancy District (GO) Series A
4.000%, 04/01/22	1,130	1,147,967

199

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CONTINUED

	Face
	Amount^	Value†
	(000)
UTAH — (Continued)
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	$4,531,331
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/22	1,165	1,216,283
5.000%, 10/01/23	1,100	1,199,730
5.000%, 07/01/22	11,690	12,065,021
Utah State (GO) Series B
5.000%, 07/01/23	2,500	2,697,909

TOTAL UTAH		25,716,599

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/22	2,900	3,009,909

VIRGINIA — (2.9%)
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/22	2,375	2,393,967
City of Charlottesville (GO)
5.000%, 02/15/22	1,440	1,459,928
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/22	2,250	2,326,133
5.000%, 07/15/23	3,000	3,241,799
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,345	2,475,399
City of Newport News (GO) (ST AID WITHHLDG) Series A
3.000%, 02/01/22	1,300	1,309,228
4.000%, 02/01/23	1,565	1,639,247
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	5,965,335
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/22	4,500	4,680,115
5.000%, 09/01/23	4,475	4,861,891
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	13,625	14,100,412
Fairfax County Water Authority (RB)
5.000%, 04/01/23	765	816,909

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/21	8,280	$8,312,458
5.000%, 12/01/22	8,280	8,710,856
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/23	1,545	1,631,100
Smyth County (GO) (ST AID WITHHLDG) Series A
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/21)	1,000	1,000,000
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	3,015	3,044,783
5.000%, 01/15/23	1,000	1,057,926
Virginia College Building Authority (RB)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/23)	1,310	1,388,120

TOTAL VIRGINIA		70,415,606

WASHINGTON — (4.2%)
City of Seattle (GO) Series A
5.000%, 08/01/22	2,700	2,797,513
5.000%, 12/01/22	1,710	1,798,981
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/22	10,385	10,716,373
5.000%, 07/01/23	8,425	9,089,013
City of Seattle Water System Revenue (RB)
5.000%, 08/01/22	2,230	2,310,539
5.000%, 08/01/23	1,695	1,836,010
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	780	786,164
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/21	395	396,539
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/22	3,500	3,643,192
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/21	4,700	4,718,463

200

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County (GO)
5.000%, 12/01/21	3,000	$3,011,736
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	1,075,143
King County (GO) Series A
5.000%, 12/01/21	1,235	1,239,831
3.000%, 01/01/23	2,000	2,064,268
King County (GO) Series C
5.000%, 01/01/22	4,700	4,737,378
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/21	1,420	1,424,423
4.000%, 12/01/22	1,685	1,754,499
King County Sewer Revenue (RB) Series A
5.000%, 01/01/22	2,090	2,106,621
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,500	1,548,068
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	1,095	1,098,402
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/21	850	852,641
4.000%, 12/01/22	800	832,908
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	500	501,964
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,015,581
Washington State (GO) Series C
5.000%, 02/01/22	9,260	9,371,721
5.000%, 02/01/23	3,000	3,179,290
Washington State (GO) Series D
5.000%, 07/01/22	4,485	4,629,337
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/22)	3,185	3,223,104
Washington State (GO) Series E
5.000%, 06/01/22	1,620	1,665,625

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series F
5.000%, 06/01/22	4,200	$4,318,287
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	2,589,520
Washington State (GO) Series R-2018D
5.000%, 08/01/23	5,000	5,415,042
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	2,733,836

TOTAL WASHINGTON		101,482,012

WEST VIRGINIA — (0.3%)
West Virginia State (GO) Series B
5.000%, 12/01/21	3,435	3,448,494
5.000%, 12/01/22	3,610	3,798,254

TOTAL WEST VIRGINIA		7,246,748

WISCONSIN — (2.1%)
City of Waukesha (GO) Series B
2.000%, 10/01/22	275	279,525
City of Waukesha (GO) Series C
5.000%, 10/01/23	200	218,052
DeForest Area School District (GO)
5.000%, 04/01/22	1,000	1,019,908
Janesville School District (GO)
2.000%, 03/01/22	2,000	2,011,947
3.000%, 03/01/23	925	958,568
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/22	12,750	12,828,711
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/23	1,000	1,065,972
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	1,071,755
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,160,000
5.000%, 11/01/22	4,250	4,454,824

201

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CONTINUED

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,890	$3,983,717
Wisconsin State (GO) Series A
5.000%, 05/01/22	12,310	12,607,258
5.000%, 05/01/23	4,260	4,565,676

TOTAL WISCONSIN		51,225,913

TOTAL MUNICIPAL BONDS		2,368,899,494

TOTAL INVESTMENT SECURITIES (Cost $2,397,487,425)		2,396,934,448

TOTAL INVESTMENTS — (100.0%) (Cost $2,397,487,425)		$2,396,934,448

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$28,034,954	—	$28,034,954
Municipal Bonds	—	2,368,899,494	—	2,368,899,494

TOTAL	—	$2,396,934,448	—	$2,396,934,448

See accompanying Notes to Financial Statements.

202

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SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	$3,379,616
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,459,744

TOTAL ALABAMA		4,839,360

ALASKA — (0.2%)
City of Anchorage (GO) Series B
5.000%, 09/01/23	200	217,368
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,119,751

TOTAL ALASKA		3,337,119

ARIZONA — (0.7%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,865	2,297,965
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,482,524
City of Tucson (GO) Series A
5.000%, 07/01/24	700	786,460
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	1,164,409
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,892,896
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	280,665
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,360,576

	Face
	Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	$3,651,423
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,432,224

TOTAL ARIZONA		15,349,142

ARKANSAS — (0.3%)
Arkansas State (GO)
5.000%, 04/01/22	2,800	2,856,099
4.250%, 06/01/23	3,325	3,536,078

TOTAL ARKANSAS		6,392,177

CALIFORNIA — (2.0%)
California State (GO)
5.000%, 11/01/24	1,175	1,336,987
5.000%, 08/01/25	4,915	5,728,608
5.000%, 11/01/25	1,985	2,331,815
5.000%, 08/01/26	8,200	9,854,839
3.500%, 08/01/27	800	920,282
5.000%, 11/01/27	5,580	6,928,897
5.000%, 04/01/29	2,000	2,560,284
California State (GO) Series B
5.000%, 09/01/25	9,000	10,517,576
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	463,665
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	566,120

TOTAL CALIFORNIA		41,209,073

COLORADO — (1.4%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	426,663
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,424,586

203

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CONTINUED

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
City & County of Denver (GO) Series C
5.000%, 08/01/23	1,830	$1,982,241
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,643,041
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	13,934,725
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,500,283
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,625,754
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,758,240
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	993,439

TOTAL COLORADO		30,288,972

CONNECTICUT — (0.7%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,371,522
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,233,752
5.000%, 08/01/29	1,000	1,253,457
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,600,026
Town of Greenwich (GO) Series A
5.000%, 01/15/24	6,000	6,620,819
5.000%, 01/15/25	2,925	3,354,349

TOTAL CONNECTICUT		15,433,925

DELAWARE — (0.7%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,211,860
5.000%, 02/01/29	5,000	6,398,535

	Face
	Amount^	Value†
	(000)
DELAWARE — (Continued)
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	$2,410,102
5.000%, 10/01/23	1,290	1,407,217
Delaware State (GO) Series B
5.000%, 07/01/24	470	528,453
New Castle County (GO)
5.000%, 10/01/23	1,000	1,091,270
New Castle County (GO) Series B
5.000%, 07/15/22	700	723,889

TOTAL DELAWARE		14,771,326

DISTRICT OF COLUMBIA — (1.9%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	2,150,286
5.000%, 06/01/24	1,485	1,663,034
5.000%, 06/01/25	1,500	1,742,422
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	14,519,803
5.000%, 06/01/25	4,500	5,227,267
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,185,440
5.000%, 07/01/27	8,100	9,933,117

TOTAL DISTRICT OF COLUMBIA		39,421,369

FLORIDA — (3.3%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,747,035
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,162,030
Florida State (GO)
5.000%, 07/01/24	5,000	5,616,150
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,397,255
5.000%, 06/01/24	1,400	1,567,458
5.000%, 06/01/25	6,500	7,540,423
Florida State (GO) Series B
5.000%, 06/01/23	350	376,184
5.000%, 06/01/24	9,740	10,905,030

204

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CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series C
5.000%, 06/01/23	7,000	$7,523,683
5.000%, 06/01/27	2,000	2,458,781
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,027,985
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,070,948
Miami-Dade County (GO)
5.000%, 07/01/25	2,295	2,667,768
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,610,457
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/26	400	477,880
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,403,854
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,825,961
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,370,768
School District of Broward County (GO)
5.000%, 07/01/24	3,670	4,121,211
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,336,865

TOTAL FLORIDA		70,207,726

GEORGIA — (3.6%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,358,296
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,404,838
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,226,137
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,610,620
5.000%, 07/01/27	6,090	7,525,134
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	11,780,980
5.000%, 07/01/26	9,200	11,057,990

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	$4,674,703
5.000%, 12/01/26	3,000	3,649,416
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,412,432
5.000%, 01/01/27	2,000	2,439,543
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,543,984
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	1,958,259
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,260,155
Henry County (GO)
5.000%, 05/01/24	1,200	1,340,134
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,832,080

TOTAL GEORGIA		76,074,701

HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	218,012
5.000%, 10/01/24	7,045	7,988,981
5.000%, 10/01/25	4,925	5,772,605
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	758,180
5.000%, 07/01/25	845	982,585
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	853,346
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,348,185
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,904,781
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,700,990
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,922,945
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	2,064,695
5.000%, 01/01/27	10,000	12,141,005
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	5,906,742
Maui County (GO)
5.000%, 03/01/24	880	976,056

TOTAL HAWAII		47,539,108

205

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CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (0.4%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	$2,275,830
5.000%, 12/01/25	1,180	1,385,127
Illinois Finance Authority (RB) Series C
4.000%, 02/15/33	1,010	1,148,048
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,827,533

TOTAL ILLINOIS		7,636,538

INDIANA — (0.0%)
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	604,240

IOWA — (0.2%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,381,311
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,406,576

TOTAL IOWA		4,787,887

KANSAS — (0.6%)
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,336,030
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,311,434
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	485,345
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,187,413
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,756,147

	Face
	Amount^	Value†
	(000)
KANSAS — (Continued)
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	$1,845,691

TOTAL KANSAS		12,922,060

KENTUCKY — (1.0%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	5,645	5,935,579
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,147,582
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,216,693
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,530	3,028,081

TOTAL KENTUCKY		20,327,935

LOUISIANA — (0.7%)
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,208,523
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,197,853

TOTAL LOUISIANA		15,406,376

MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,458,781

MARYLAND — (9.4%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,524,588
5.000%, 04/01/23	1,165	1,243,707
5.000%, 10/01/24	6,880	7,808,323
Baltimore County (GO)
5.000%, 02/01/22	2,100	2,125,283
5.000%, 08/01/22	400	414,477
3.000%, 11/01/24	1,000	1,077,058
5.000%, 03/01/27	5,000	6,111,214
5.000%, 11/01/27	2,175	2,702,218
5.000%, 03/01/28	4,000	5,005,767
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,540,744

206

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CONTINUED

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
City of Baltimore (GO) Series B
5.000%, 10/15/22	8,060	$8,427,343
5.000%, 10/15/23	2,640	2,883,499
Frederick County (GO) (ETM) Series A
5.000%, 08/01/27	725	893,014
Frederick County (GO) Series A
5.000%, 08/01/27	4,000	4,940,124
Harford County (GO)
4.000%, 10/01/24	2,650	2,930,799
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,483,917
5.000%, 02/15/28	1,220	1,525,053
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,692,113
Maryland State (GO) Series 1
5.000%, 06/01/23	5,000	5,376,542
Maryland State (GO) Series A
5.000%, 08/01/25	3,525	4,114,237
5.000%, 03/15/26	8,155	9,702,962
5.000%, 08/01/27	7,000	8,645,218
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,033,682
5.000%, 08/01/27	5,945	7,342,260
5.000%, 08/01/28	4,000	5,058,745
Maryland State Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,061,581
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,105,998
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,539,635
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,213,682
4.000%, 11/01/26	9,500	11,048,624
Prince County George’s (GO) Series A
5.000%, 07/15/24	230	258,929
5.000%, 07/15/25	17,780	20,729,279
4.000%, 07/01/26	2,000	2,309,076
3.000%, 09/15/27	10,950	12,270,710
Prince County George’s (GO) Series B
4.000%, 03/01/22	2,480	2,511,528

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	$11,072,413

TOTAL MARYLAND		198,724,342

MASSACHUSETTS — (3.7%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	8,533,603
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,874,822
5.000%, 04/01/24	3,000	3,339,292
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,393,761
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,682,362
5.000%, 06/15/25	1,565	1,819,009
City of Quincy (GO)
5.000%, 01/15/24	635	700,555
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	159,756
City of Woburn (GO)
4.000%, 09/01/22	350	361,076
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	4,210,831
5.000%, 07/01/28	5,725	7,213,560
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	10,000	10,675,598
5.000%, 08/01/24	1,500	1,691,131
5.000%, 04/01/26	4,000	4,760,010
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,061,434
5.000%, 11/01/27	9,000	11,169,695
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	3,879,305
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,433,023
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,108,117

207

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CONTINUED

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	$1,280,992
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,235,624
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,144,040
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,752,825

TOTAL MASSACHUSETTS		78,480,421

MICHIGAN — (0.3%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,477,352
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	509,412
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,311,506
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,053,596

TOTAL MICHIGAN		6,351,866

MINNESOTA — (2.3%)
City of Minneapolis (GO)
3.000%, 12/01/23	1,000	1,055,899
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	844,195
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,646,727
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	4,946,494
5.000%, 12/01/27	5,800	7,225,107
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	3,015,470
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,047,854
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,143,289

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	$4,467,401
5.000%, 03/01/26	700	830,232
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	6,175,156
5.000%, 08/01/28	6,130	7,752,526
Minnesota State (GO) Series D
5.000%, 08/01/24	500	563,563
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,213,964
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,248,771

TOTAL MINNESOTA		48,176,648

MISSISSIPPI — (0.9%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	11,290,070
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	7,750,000

TOTAL MISSISSIPPI		19,040,070

MISSOURI — (1.6%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,615,257
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,161,004
5.000%, 02/01/23	3,955	4,192,392
3.000%, 02/01/25	4,215	4,559,504
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	600	745,815
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,191,463
5.000%, 03/01/24	4,100	4,547,531
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,663,731

208

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CONTINUED

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
Metropolitan Saint Louis Sewer District (RB) Series B
5.000%, 05/01/24	2,090	$2,334,067
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,604,549
Saint Louis County (GO)
5.000%, 02/01/24	2,680	2,960,698
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,366,981

TOTAL MISSOURI		33,942,992

NEBRASKA — (0.3%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	816,249
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,713,503
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,638,527
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	725,544

TOTAL NEBRASKA		5,893,823

NEVADA — (0.5%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,139,621
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	3,154,982
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,845	3,182,951
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,916,836

TOTAL NEVADA		11,394,390

NEW HAMPSHIRE — (0.2%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,686,989

	Face
	Amount^	Value†
	(000)
NEW HAMPSHIRE — (Continued)
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	$3,236,302

TOTAL NEW HAMPSHIRE		4,923,291

NEW JERSEY — (1.4%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,234,945
3.000%, 02/01/27	3,035	3,379,597
3.000%, 02/01/28	4,560	5,115,441
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,876,951
Monmouth County (GO)
5.000%, 01/15/24	970	1,069,008
Montville Township (GO)
3.000%, 10/01/25	505	552,240
New Jersey State (GO)
5.000%, 06/01/28	5,000	6,179,920
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,099,227
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	353,200
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/22	4,100	4,161,694
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	45,404
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,336,784

TOTAL NEW JERSEY		29,404,411

NEW MEXICO — (0.7%)
5.000%, 07/01/24	2,800	3,145,841
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,198,893
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,316,948
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,463,814
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,032,046

209

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW MEXICO — (Continued)
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	$2,249,556

TOTAL NEW MEXICO		15,407,098

NEW YORK — (4.7%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,342,775
5.000%, 08/01/26	7,015	8,416,142
City of New York (GO) Series B
5.000%, 08/01/22	600	621,670
City of New York (GO) Series B-1
5.000%, 12/01/22	2,240	2,356,560
City of New York (GO) Series C
5.000%, 08/01/22	1,500	1,554,174
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,093,102
City of New York (GO) Series E
5.000%, 08/01/23	9,725	10,532,256
5.000%, 08/01/26	2,500	2,999,338
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,036,116
City of Syracuse Series B
4.000%, 06/01/25	500	560,032
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,208,824
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	1,469,616
5.000%, 03/15/23	2,500	2,663,815
5.000%, 02/15/25	4,055	4,664,603
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	9,950	11,019,772
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/22	8,605	9,067,567
5.000%, 03/15/23	200	212,982
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	10,200	10,341,456

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 02/15/24	4,900	$5,417,314
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,545,910
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,122,090
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/28	2,505	3,145,683
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,272,365
5.000%, 03/15/25	3,440	3,960,983
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	324,341
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,464,509
Town of Huntington (GO)
2.000%, 12/01/23	100	103,412
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,477,084

TOTAL NEW YORK		97,994,491

NORTH CAROLINA — (5.8%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,801,786
4.000%, 06/01/25	3,510	3,952,727
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,504,578
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,510,932
Guilford County (GO)
5.000%, 03/01/24	2,300	2,551,624
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,821,626
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,583,893
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,761,139
Moore County (GO)
5.000%, 06/01/22	2,740	2,816,678
New Hanover County (GO)
5.000%, 02/01/23	250	264,908

210

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CONTINUED

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	9,700	$9,792,944
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,378,106
5.000%, 06/01/25	10,000	11,616,149
5.000%, 06/01/26	5,000	5,994,801
5.000%, 06/01/28	5,035	6,353,781
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,249,229
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,219,425
Wake County (GO)
5.000%, 04/01/25	4,000	4,623,534
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,511,286
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,096,494
5.000%, 03/01/25	5,000	5,762,938
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,328,948

TOTAL NORTH CAROLINA		122,497,526

NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,750,396

OHIO — (4.9%)
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,286,657
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,653,066
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,231,666
5.000%, 07/01/26	4,260	5,109,456
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,322,207

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
3.000%, 07/01/22	700	$713,194
2.000%, 08/15/22	6,160	6,248,849
5.000%, 04/01/23	750	800,670
4.000%, 07/01/23	4,995	5,307,522
4.000%, 04/01/27	8,800	10,307,703
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,356,249
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	200,779
Ohio State (GO) Series A
3.000%, 02/01/22	500	503,574
5.000%, 08/01/22	3,000	3,109,042
5.000%, 09/15/22	750	781,686
5.000%, 06/15/24	800	896,589
5.000%, 03/01/25	3,525	4,054,004
5.000%, 09/01/25	5,550	6,488,142
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,152,175
5.000%, 08/01/23	4,025	4,354,674
5.000%, 09/15/23	1,980	2,153,134
5.000%, 08/01/24	2,970	3,344,948
5.000%, 09/01/24	2,665	3,010,955
5.000%, 09/01/27	625	771,837
5.000%, 09/15/27	1,500	1,854,059
Ohio State (GO) Series C
5.000%, 08/01/27	6,880	8,479,608
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,422,036
Ohio State (GO) Series W
4.000%, 05/01/24	785	856,128
4.000%, 05/01/25	785	880,668
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,545,009
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,965,252
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,148,637

TOTAL OHIO		102,310,175

211

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CONTINUED

	Face
	Amount^	Value†
	(000)
OKLAHOMA — (0.9%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	$1,050,250
City of Tulsa (GO)
5.000%, 03/01/24	10,050	11,137,049
5.000%, 03/01/26	6,250	7,403,953

TOTAL OKLAHOMA		19,591,252

OREGON — (2.5%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	765,139
City of Portland (GO) Series A
5.000%, 06/15/24	400	448,854
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	763,606
5.000%, 06/15/26	1,550	1,857,396
City of Salem (GO)
5.000%, 06/01/25	530	616,478
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	1,000	1,121,966
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,251,420
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,758,930
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,611,411
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,393,357
Oregon State (GO)
5.000%, 06/01/24	500	559,531
Oregon State (GO)
5.000%, 12/01/24	2,290	2,611,123

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series A
5.000%, 05/01/24	3,545	$3,954,267
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,798,749
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,446,446
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	170,995
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,242,754
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	1,000	1,121,966
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,938,038
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,577,694
Washington County (GO)
5.000%, 03/01/24	2,400	2,661,970
5.000%, 03/01/25	5,100	5,872,694
5.000%, 03/01/26	300	356,238
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,171,146
5.000%, 06/01/25	1,395	1,620,994

TOTAL OREGON		51,693,162

PENNSYLVANIA — (1.7%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,254,718
Commonwealth of Pennsylvania (GO) Series
5.000%, 04/01/22	11,260	11,485,600

212

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	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	$2,064,091
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,630,427
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,737,118
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	227,326
5.000%, 03/01/25	540	621,620

TOTAL PENNSYLVANIA		36,020,900

RHODE ISLAND — (0.1%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,662,719
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	709,634

TOTAL RHODE ISLAND		2,372,353

SOUTH CAROLINA — (2.7%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,471,222
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,258,609
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,186,264
Charleston County (GO)
5.000%, 11/01/23	1,000	1,094,473
5.000%, 11/01/27	4,655	5,795,698
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,008,886
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	3,896,323
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,554,612

	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	$1,644,603
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,258,671
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	3,886,534
Piedmont Municipal Power Agency Series C
5.000%, 01/01/27	5,765	6,927,984
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,179,400
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,222,758
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,392,689
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,000,872
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,626,576
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	1,086,713

TOTAL SOUTH CAROLINA		56,492,887

SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,436,356

TENNESSEE — (3.5%)
City of Johnson City (GO)
5.000%, 03/01/24	2,555	2,832,624

213

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	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	$1,916,636
City of Memphis (GO)
5.000%, 05/01/25	3,840	4,443,890
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,244,606
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,578,680
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,592,662
Knox County (GO)
5.000%, 04/01/24	3,440	3,824,640
Knox County (GO) Series A
5.000%, 08/01/23	1,300	1,406,956
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,032,319
5.000%, 01/01/26	5,840	6,899,075
5.000%, 07/01/27	3,510	4,323,993
4.000%, 07/01/28	10,000	11,949,029
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,900	2,340,623
Putnam County (GO)
4.000%, 04/01/23	975	1,026,686
Sumner County (GO)
5.000%, 06/01/24	720	806,319
5.000%, 06/01/25	1,750	2,031,470
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,610,170
5.000%, 02/01/27	7,720	9,433,138
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,167,972
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,524,154
Williamson County (GO) Series A
4.000%, 05/01/22	300	305,723

TOTAL TENNESSEE		74,291,365

	Face
	Amount^	Value†
	(000)
TEXAS — (15.2%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	$1,128,505
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,449,410
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,105,717
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,658,279
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	844,464
5.000%, 08/01/25	250	291,283
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,435,510
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,104,990
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,000	1,230,775
City of Amarillo (GO)
2.000%, 02/15/24	4,900	5,076,778
4.000%, 02/15/24	1,555	1,681,787
2.000%, 02/15/25	5,015	5,255,109
4.000%, 02/15/25	1,620	1,802,971
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,800,916
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,408,870
City of Austin (GO)
5.000%, 09/01/24	1,215	1,373,829
City of Carrollton (GO)
5.000%, 08/15/24	1,835	2,071,353
City of Celina (GO)
4.125%, 09/01/24	2,325	2,570,297
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	771,328
5.000%, 10/01/25	1,000	1,172,952

214

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
4.000%, 02/15/22	2,510	$2,537,414
3.000%, 02/15/24	3,615	3,836,966
4.000%, 02/15/25	3,790	4,228,590
City of Fort Worth (GO) Series A
5.000%, 03/01/24	1,240	1,372,897
5.000%, 03/01/25	5,000	5,736,023
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	8,744,743
5.000%, 02/15/25	9,470	10,877,805
City of Garland (GO)
5.000%, 02/15/25	2,030	2,326,754
City of Houston (GO) Series A
5.000%, 03/01/22	5,890	5,984,334
5.000%, 03/01/25	500	574,857
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,061,313
City of New Braunfels (GO)
5.000%, 02/01/28	1,000	1,239,271
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,449,945
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,081,726
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,563,424
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	562,829
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,589,426
5.000%, 02/15/25	2,175	2,499,105
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,679,913
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	351,982
4.000%, 08/15/24	410	450,850
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,554,977
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	750	941,273

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	$563,954
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,128,505
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	661,531
4.000%, 08/15/24	500	550,404
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,049,420
5.000%, 02/15/24	3,000	3,317,878
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,255,817
Galveston County (GO)
5.000%, 02/01/22	1,000	1,012,040
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,106,202
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,133,681
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	759,148
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,469,899
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,039,511
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,107,658
5.000%, 02/15/26	7,020	8,340,737
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,366,360
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	8,157,178

215

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	$1,716,687
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,148,306
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,255,221
Mansfield Independent School District (GO) (PSF-GTD) (ETM) Series A
5.000%, 02/15/22	895	907,439
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	325,821
5.000%, 09/01/24	5,715	6,444,782
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,000	2,511,593
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,815,485
5.000%, 08/15/24	1,000	1,129,101
5.000%, 08/15/25	1,880	2,196,214
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,743,780
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,871,728
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,774,629
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,585,510
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,178,894

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	$386,971
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	5,217,143
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,615,202
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,999,135
Texas A&M University (RB) Series B
¤ 5.000%, 05/15/30 (Pre-refunded @ $100, 5/15/23)	10,370	11,128,887
Texas State (GO)
5.000%, 04/01/23	5,000	5,338,537
5.000%, 10/01/23	15,345	16,733,142
5.000%, 10/01/26	2,845	3,437,093
Texas State (GO) Series A
5.000%, 10/01/23	2,690	2,933,343
5.000%, 04/01/25	1,000	1,153,671
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	16,995,843
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	11,721,025
5.250%, 04/01/26	300	360,406
5.000%, 10/01/26	4,340	5,243,228
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,870,460
University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	2,087,182
University of Texas System (RB) Series D
5.000%, 08/15/26	2,000	2,407,354
University of Texas System (RB) Series E
5.000%, 08/15/26	4,835	5,819,778
University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,919,472
5.000%, 08/15/26	1,500	1,805,515

216

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CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	$551,223
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,857,881

TOTAL TEXAS		320,689,144

UTAH — (2.4%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	3,196,341
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,205,796
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,331,573
Utah State (GO)
5.000%, 07/01/22	11,285	11,646,632
5.000%, 07/01/24	12,350	13,882,437
5.000%, 07/01/25	1,000	1,165,204
5.000%, 07/01/26	4,450	5,348,701
5.000%, 07/01/27	6,100	7,533,675
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,135,325
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,536,662

TOTAL UTAH		50,982,346

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,377,692
5.000%, 08/15/24	1,000	1,129,399
Vermont State (GO) Series C
4.000%, 08/15/23	225	240,072

TOTAL VERMONT		2,747,163

VIRGINIA — (4.7%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,114,185
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,347,189

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	$3,906,399
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	2,050	2,132,052
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,497,629
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,039,774
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,664,331
5.000%, 07/15/24	3,170	3,566,878
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,370,379
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,006,686
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,235,291
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,119,787
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	2,945,609
5.000%, 02/01/25	2,590	2,973,878
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,165,876
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,518,510
5.000%, 06/01/25	500	579,646
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	10,753,084
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,209,848
5.000%, 10/01/24	5,000	5,669,965
5.000%, 10/01/26	1,000	1,208,117
5.000%, 10/01/27	1,000	1,239,305

217

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CONTINUED

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	$2,076,981
5.000%, 08/01/28	2,905	3,680,430
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,872,309
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,844,943
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	4,000	4,570,189
5.000%, 12/01/25	500	590,018
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	3,923,666

TOTAL VIRGINIA		98,822,954

WASHINGTON — (6.8%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,280,457
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	4,949,301
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,119,822
5.000%, 07/01/25	900	1,042,625
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	371,951
City of Seattle (GO) Series A
5.000%, 12/01/26	3,000	3,644,390
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	10,348,018
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	318,657
5.000%, 07/01/24	2,265	2,543,472
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	12,756,425

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	$6,240,153
5.000%, 08/01/24	1,790	2,017,030
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	296,913
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,003,090
4.000%, 12/01/22	2,630	2,736,430
King County (GO) Series A
5.000%, 06/01/28	3,555	4,478,365
5.000%, 06/01/29	2,050	2,634,939
King County (GO) Series E
5.000%, 12/01/25	955	1,126,935
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	2,139,349
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,204,709
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,289,583
5.000%, 12/01/25	2,425	2,859,434
5.000%, 12/01/26	1,555	1,889,009
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,841,484
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,003,115
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	3,164,360
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,544,484
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,713,044
Spokane County (GO)
5.000%, 12/01/22	1,025	1,078,452

218

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CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	$150,589
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	426,666
University of Washington (RB) (ETM) Series A
5.000%, 07/01/22	6,505	6,713,011
Washington State (GO) Series A
5.000%, 08/01/23	750	812,256
Washington State (GO) Series B
5.000%, 07/01/24	2,200	2,469,855
5.000%, 07/01/25	1,500	1,744,234
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,589,645
5.000%, 02/01/25	3,865	4,432,444
5.000%, 02/01/26	2,640	3,125,634
Washington State (GO) Series D
5.000%, 07/01/23	3,800	4,100,823
5.000%, 06/01/25	1,500	1,739,517
5.000%, 06/01/27	3,000	3,680,812
Washington State (GO) Series E
5.000%, 02/01/23	1,940	2,055,941
Washington State (GO) Series F
5.000%, 06/01/24	5,575	6,238,775
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,238,197
Washington State (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,569,231
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,777,074

TOTAL WASHINGTON		142,500,700

	Face
	Amount^	Value†
	(000)
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	$548,784
5.000%, 12/01/24	755	861,372

TOTAL WEST VIRGINIA		1,410,156

WISCONSIN — (2.0%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,778,425
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,433,114
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	469,112
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	2,010,527
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,319,109
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/28	1,000	1,243,913
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,805,355
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,259,883
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	9,125,993
5.000%, 05/01/24	3,695	4,121,585
5.000%, 05/01/25	7,885	9,095,287

TOTAL WISCONSIN		42,662,303

TOTAL MUNICIPAL BONDS Cost ($ 2,048,731,875)		2,110,012,796

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,048,731,875)		$2,110,012,796

219

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,110,012,796	—	$2,110,012,796

TOTAL	—	$2,110,012,796	—	$2,110,012,796

See accompanying Notes to Financial Statements.

220

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.7%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
3.000%, 02/01/30	300	$318,886
4.000%, 02/01/38	750	878,669
UAB Medicine Finance Authority (RB) Series B2
5.000%, 09/01/30	200	240,710
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	288,141

TOTAL ALABAMA		1,726,406

ALASKA — (0.8%)
Alaska Municipal Bond Bank Authority (RB) (MORAL OBLG) Series 3
5.000%, 10/01/29	165	187,107
Alaska Municipal Bond Bank Authority (RB) Series One
5.000%, 05/01/27	250	303,707
Alaska State (GO) Series A
5.000%, 08/01/36	250	322,799
Alaska State (GO) Series B
5.000%, 08/01/30	500	578,326
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	265	304,783
Borough of North Slope (GO) Series B
5.000%, 06/30/27	415	506,054

TOTAL ALASKA		2,202,776

ARIZONA — (0.9%)
Apache County Industrial Development Authority (RB) Series A
4.500%, 03/01/30	310	313,886
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	1,232,153
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	200	212,914

	Face
	Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	$445,210
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	150	186,591

TOTAL ARIZONA		2,390,754

ARKANSAS — (0.2%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	257,616
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	256,052

TOTAL ARKANSAS		513,668

CALIFORNIA — (1.8%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	320,333
California Health Facilities Financing Authority (RB) Series B
5.000%, 11/15/32	850	1,024,768
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	150	166,938
City of El Cerrito (RB) (NPFGC )
5.000%, 05/01/29	250	298,616
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	292,936
Hesperia Community Redevelopment Agency Successor Agency (AGM) Series A
3.375%, 09/01/37	500	545,019

221

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Imperial Beach Redevelopment Agency Successor Agency
4.000%, 06/01/38	260	$301,498
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	356,367
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	198,095
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/27	380	453,740
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/23	300	324,352
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	244,333
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	210	219,018
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	114,939

TOTAL CALIFORNIA		4,860,952

COLORADO — (1.6%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	150	182,235
Colorado Health Facilities Authority (RB) Series A
5.000%, 08/01/35	750	928,537
4.000%, 08/01/37	300	344,715
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	350	436,659
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	256,047
5.000%, 09/01/36	300	382,432

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	$504,327
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	200	250,500
Regional Transportation District (COP)
5.000%, 06/01/29	300	340,341
Sand Creek Metropolitan District (GO) (AGM) Series A
4.000%, 12/01/24	250	274,985
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	200	249,461
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	129,632

TOTAL COLORADO		4,279,871

CONNECTICUT — (1.5%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	300	379,769
City of New Haven (GO) Series A
5.000%, 08/01/29	595	745,807
Connecticut State (GO) Series A
4.000%, 04/15/38	500	583,641
Connecticut State (GO) Series B
5.000%, 06/15/26	390	451,249
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	308,943
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	634,150
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 05/01/35	500	652,217
Metropolitan District (GO) Series A
3.000%, 08/01/27	275	291,277

TOTAL CONNECTICUT		4,047,053

222

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	100	$127,063

DISTRICT OF COLUMBIA — (0.4%)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	250	310,151
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	250	318,672
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	302,882

TOTAL DISTRICT OF COLUMBIA		931,705

FLORIDA — (11.4%)
Brevard County School District (COP)
5.000%, 07/01/27	275	307,562
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	304,029
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	278,287
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	150	197,300
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,500	1,754,973
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	316,435
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	900	1,019,751
5.000%, 10/01/25	1,285	1,503,972
City of Pompano Beach
5.000%, 07/01/26	1,355	1,623,810
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,000	1,163,648

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	$1,203,283
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	969,028
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	535	627,302
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	250	287,359
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	128,716
Florida State (GO) Series A
5.000%, 07/01/24	1,200	1,347,876
Florida State (GO) Series C
5.000%, 06/01/25	1,355	1,457,267
Greater Orlando Aviation Authority (RB) Series B
5.000%, 10/01/36	445	530,046
Hillsborough County School Board (COP)
5.000%, 07/01/30	500	616,074
JEA Electric System Revenue (RB) Series THREE 2021A
5.000%, 10/01/33	1,000	1,320,103
Miami Beach Redev. Agency
5.000%, 02/01/29	325	356,880
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	300	357,399
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	453,239
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	353,463
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,615,184
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	294,144
Pasco County (GO) Series A
5.000%, 10/01/24	570	646,020

223

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
5.000%, 10/01/25	570	$668,099
Pasco County School Board (COP) Series A
5.000%, 08/01/31	1,000	1,320,753
Polk County School District (COP) Series A
5.000%, 01/01/28	450	554,754
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	499,615
5.000%, 10/01/37	400	488,091
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	350	415,181
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	450	514,523
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/29	830	967,852
5.000%, 11/01/30	335	377,113
School District of Broward County (COP) Series A
5.000%, 07/01/32	450	529,522
South Florida Water Management District (COP)
3.000%, 10/01/31	400	422,953
5.000%, 10/01/36	545	636,621
Town of Longboat Key (GO)
5.000%, 08/01/24	375	421,682
Volusia County School Board (COP)
5.000%, 08/01/28	250	280,244
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	653,261
West Palm Beach Community Redevelopment Agency
5.000%, 03/01/28	250	290,192

TOTAL FLORIDA		30,073,606

GEORGIA — (0.8%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/29	250	299,471

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	$317,269
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	473,096
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	503,079
Development Authority of Cobb County (RB)
4.000%, 07/15/24	195	212,350
Municipal Electric Authority of Georgia (RB) Series
5.000%, 11/01/27	100	122,665
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	243,476

TOTAL GEORGIA		2,171,406

HAWAII — (0.7%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	399,986
4.000%, 07/01/39	700	808,421
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	558,081

TOTAL HAWAII		1,766,488

IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	200	244,846

ILLINOIS — (5.7%)
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	250	317,505
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/27	265	279,224
5.000%, 01/01/33	290	328,876
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	300	373,045
5.000%, 06/01/29	1,025	1,298,695

224

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	$1,173,837
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	116,366
Cook County School District No. 88 Bellwood (GO) (BAM) Series A
4.000%, 12/01/22	375	389,343
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	428,444
DuPage & Cook Counties Township High School District No. 86 Hinsdale (GO)
5.000%, 01/15/25	500	571,326
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	500	591,283
Illinois Finance Authority (RB)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/01/24)	350	394,083
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	320	418,624
Illinois State (GO)
5.500%, 01/01/30	1,000	1,271,822
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	290,170
Joliet Park District (GO) (BAM)
4.000%, 02/01/22	150	151,322
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	260,962
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	570,604

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Lake County Forest Preserve District (GO)
5.000%, 12/15/23	1,500	$1,649,283
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	159,660
5.000%, 03/01/29	350	398,529
University of Illinois (RB) Series A
5.000%, 04/01/30	1,000	1,285,560
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	985,105
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	500	574,919
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 1/1/26)	25	29,551
5.000%, 01/01/27	510	599,494

TOTAL ILLINOIS		14,907,632

INDIANA — (1.0%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	311,011
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	311,863
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	503,928
Indiana State University (RB) Series T
4.000%, 10/01/39	110	129,053
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	500	557,063
5.000%, 01/15/29	300	316,329
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	422,968

TOTAL INDIANA		2,552,215

225

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
IOWA — (1.4%)
City of Davenport (GO) Series B
5.000%, 06/01/22	1,320	$1,357,018
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,560,352
Pottawattamie County (GO) Series A
3.000%, 06/01/22	750	762,068

TOTAL IOWA		3,679,438

KENTUCKY — (1.7%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	306,794
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,263,967
Kentucky Bond Dev. Corp. (RB)
5.000%, 09/01/24	250	280,944
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	500	624,443
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,000	1,196,870
University of Louisville (RB) (BAM) Series B
4.000%, 09/01/30	400	474,852
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	395,271

TOTAL KENTUCKY		4,543,141

LOUISIANA — (0.7%)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	123,812
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	348,903
Lafourche Parish School Board (GO)
5.000%, 03/01/28	500	614,998
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	319,939

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	400	$497,950

TOTAL LOUISIANA		1,905,602

MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	243,487

MARYLAND — (0.7%)
Maryland Health & Higher Educational Facilities Auth. Series
4.000%, 01/01/35	1,000	1,164,527
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/28	500	575,893

TOTAL MARYLAND		1,740,420

MASSACHUSETTS — (1.0%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	313,933
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	459,992
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	389,601
Massachusetts Development Finance Agency (RB)
5.000%, 01/01/24	230	253,136
5.000%, 10/01/29	100	128,421
Massachusetts Development Finance Agency (RB) Series
5.000%, 01/01/24	70	76,451
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	470,906
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	551,729

TOTAL MASSACHUSETTS		2,644,169

226

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MICHIGAN — (2.1%)
Central Michigan University (RB)
4.000%, 10/01/35	450	$538,193
4.000%, 10/01/36	470	560,481
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	943,510
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	596,918
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	280,041
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	279,358
Ferris State University (RB)
5.000%, 10/01/27	400	475,197
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	200	254,964
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	613,157
Michigan Finance Authority (RB)
4.000%, 11/15/35	200	223,729
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	645,999

TOTAL MICHIGAN		5,411,547

MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	241,462

MISSISSIPPI — (0.4%)
City of Jackson (GO)
5.000%, 03/01/24	350	386,993
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	285,322
Mississippi State (RB) Series A
5.000%, 10/15/23	250	271,724

TOTAL MISSISSIPPI		944,039

	Face Amount^	Value†
	(000)
MISSOURI — (1.6%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	$472,946
Jefferson City School District (COP)
4.000%, 04/01/24	200	216,450
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	152,402
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/33	450	567,447
Missouri Dev. Finance Board (RB) Series A
5.000%, 06/01/26	250	267,150
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,000	1,205,651
Missouri State Health & Educational Facilities Authority (RB)
5.000%, 11/15/29	350	443,099
Missouri State Health & Educational Facilities Authority (RB) Series A
5.000%, 06/01/28	355	395,224
4.000%, 07/01/34	500	605,565

TOTAL MISSOURI		4,325,934

NEBRASKA — (0.3%)
Public Power Generation Agency (RB)
5.000%, 01/01/28	240	270,902
5.000%, 01/01/29	400	451,434

TOTAL NEBRASKA		722,336

NEVADA — (3.5%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	515	641,319
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	475,112
5.000%, 07/01/40	500	621,870
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,238,438

227

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEVADA — (Continued)
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	$303,273
Clark County School District (GO) Series A
5.000%, 06/15/28	300	363,995
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	461,795
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,418,421
Nevada System of Higher Education (RB)
3.000%, 07/01/32	250	267,825
Washoe County NV (GO)
5.000%, 07/01/24	735	825,156
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,730,829

TOTAL NEVADA		9,348,033

NEW JERSEY — (2.2%)
City of Newark (GO) (BAN) Series B
1.750%, 02/22/22	225	226,055
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	547,910
County of Atlantic NJ (GO)
3.000%, 04/01/28	555	592,089
Gloucester County Improvement Auth. (RB) (BAM)
5.000%, 07/01/32	145	187,380
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	378,187
New Jersey Educational Facilities Authority (RB) (AGM) Series
5.000%, 07/01/28	100	123,672
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	359,791
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	300	326,413
4.000%, 06/01/30	800	916,863

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/30	365	$406,878
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	765	826,687
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	823,759

TOTAL NEW JERSEY		5,715,684

NEW YORK — (1.8%)
City of New York (GO) Series B-1
5.000%, 12/01/29	500	601,849
City of Syracuse (GO) Series A
4.000%, 05/15/29	950	1,074,018
City of Yonkers (GO) Series A
4.000%, 02/15/23	125	130,728
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,196,481
Monroe County Industrial Dev. Corp. (RB)
5.000%, 07/01/27	150	180,451
5.000%, 12/01/28	250	312,177
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	542,048
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	400	452,277
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	372,198

TOTAL NEW YORK		4,862,227

NORTH CAROLINA — (0.5%)
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	350	409,844
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	501,838

228

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
University of North Carolina at Greensboro (RB)
5.000%, 04/01/27	250	$277,793

TOTAL NORTH CAROLINA		1,189,475

NORTH DAKOTA — (0.1%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	157,209

OHIO — (1.4%)
Akron OH Income Tax Revenue Akrgen (RB)
5.000%, 12/01/26	395	446,619
Allen County Hospital Facilities Revenue (RB) Series A
5.000%, 08/01/29	1,000	1,236,105
American Municipal Power, Inc. (RB)
5.000%, 02/15/29	545	679,499
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	220,530
Montgomery County (RB)
5.000%, 08/01/28	240	301,205
4.000%, 08/01/40	500	583,006
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	329,202

TOTAL OHIO		3,796,166

OKLAHOMA — (1.7%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	2,115,341
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	534,420
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	869,812
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	623,488
University of Oklahoma (RB)
5.000%, 07/01/27	215	253,625

TOTAL OKLAHOMA		4,396,686

OREGON — (0.6%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	115	142,079

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Metro (RB)
5.000%, 06/15/30	225	$273,348
Oregon Health & Science University (RB) Series B
5.000%, 07/01/33	350	413,733
Pacific Communities Health District (GO)
4.000%, 06/01/25	350	390,834
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	248,577

TOTAL OREGON		1,468,571

PENNSYLVANIA — (4.2%)
Allegheny County Hospital Development Authority (RB)
4.000%, 07/15/38	1,000	1,159,190
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	308,347
Chester County School Authority (RB)
5.000%, 03/01/28	235	275,968
City of Philadelphia (GO) Series A
4.000%, 05/01/38	750	885,625
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	981,654
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	290,796
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	619,696
Commonwealth of Pennsylvania (GO) Series
5.000%, 03/15/28	350	402,289
4.000%, 02/01/30	270	303,052
Delaware River Port Authority (RB)
5.000%, 01/01/34	505	552,918
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	471,711
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	301,058

229

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	$626,799
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	695	845,912
Pennsylvania Higher Educational Facilities Authority (RB) Series AT-1
5.000%, 06/15/30	150	177,677
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,612,570
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	310,627
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	307,682
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	624,719

TOTAL PENNSYLVANIA		11,058,290

RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	115,481

SOUTH CAROLINA — (0.8%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	830,626
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	425,196
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	589,700
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	382,344

TOTAL SOUTH CAROLINA		2,227,866

SOUTH DAKOTA — (0.4%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	1,037,769

	Face Amount^	Value†
	(000)
SOUTH DAKOTA — (Continued)
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	100	$108,100

TOTAL SOUTH DAKOTA		1,145,869

TENNESSEE — (3.2%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	1,083,642
5.000%, 07/01/25	970	1,128,322
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	2,373,033
Maury County (GO)
5.000%, 04/01/25	825	950,564
Sumner County (GO)
5.000%, 06/01/24	940	1,052,695
Tennessee State (GO) Series B
5.000%, 08/01/25	1,565	1,827,877

TOTAL TENNESSEE		8,416,133

TEXAS — (23.0%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,171,342
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,757,454
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	250	312,353
Bexar County (GO)
4.000%, 06/15/26	600	691,130
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,615,481
Brownsville Independent School District (GO) (PSF-GTD) Series A
3.000%, 08/15/24	1,140	1,222,690
Bryan Independent School District (GO) (PSF-GTD)
4.000%, 02/15/27	1,775	2,067,007

230

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	$628,338
4.000%, 01/01/40	755	870,140
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	965	1,216,651
City of Austin (GO)
5.000%, 09/01/28	1,250	1,505,881
City of Austin (GO) Series A
5.000%, 09/01/24	1,200	1,356,868
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	322,502
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,000	2,349,675
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	753,683
City of Celina (GO)
4.125%, 09/01/25	1,000	1,134,681
City of Corpus Christi (GO)
5.000%, 03/01/24	1,000	1,106,434
City of El Paso (GO) Series B
5.000%, 08/15/23	455	493,411
City of Fort Worth (GO)
4.000%, 03/01/28	2,500	2,954,865
4.000%, 03/01/29	1,000	1,137,426
City of Fort Worth (GO) Series A
5.000%, 03/01/24	500	553,588
City of Houston (GO) Series A
5.000%, 03/01/26	1,500	1,659,281
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	573,709
City of League City (GO)
4.000%, 02/15/28	160	185,461
City of Lubbock (GO)
5.000%, 02/15/23	720	764,145
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	492,766
5.000%, 05/15/30	415	534,670
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,326,450

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Odessa (GO)
5.000%, 03/01/29	150	$185,567
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,143,363
City of San Antonio TX Electric & Gas Systems Revenue (RB)
5.000%, 02/01/27	3,050	3,654,456
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,227,850
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	800	884,380
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	671,966
Dallas Fort Worth International Airport (RB)
4.000%, 11/01/39	465	539,144
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	87,571
Edinburg Consolidated Independent School District (GO)
5.000%, 02/15/25	235	268,856
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	246,333
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	361,944
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	103,534
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	300	316,996
Greater Greenspoint Redevelopment Authority (AGM)
4.000%, 09/01/34	250	284,007
Harris County (GO) Series A
5.000%, 10/01/26	500	587,752

231

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/22	220	$231,374
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	100	106,752
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	500	618,373
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	370,621
Harris County Municipal Utility District No. 165 (GO) (AGM)
3.000%, 03/01/24	500	527,292
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,325,664
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	299,318
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,000	1,148,306
Lower Colorado River Authority (RB)
5.000%, 05/15/24	320	357,137
5.000%, 05/15/38	400	502,694
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,294,880
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/27	1,200	1,317,145
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28	600	688,929
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	107,191
Port Freeport (RB) Series B
5.000%, 06/01/29	350	439,719

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	$916,894
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	272,315
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	214,014
Texas State (GO)
5.000%, 10/01/23	1,065	1,161,342
Texas State (GO) Series B-1
5.000%, 08/01/26	1,040	1,250,422
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	1,500	1,601,340
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	832,999
5.000%, 02/01/25	400	457,470
Upper Trinity Regional Water District (RB) (BAM)
4.000%, 08/01/27	250	292,752
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	856,398
5.000%, 03/01/36	250	322,044
Washington County Junior College District (RB) (AGM)
5.000%, 10/01/24	525	592,566

TOTAL TEXAS		60,427,752

UTAH — (3.0%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,160,452
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	350	443,277
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,000	1,195,798
Ogden City School District
5.000%, 06/15/26	1,500	1,793,520

232

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Uintah County (GO)
4.000%, 12/15/28	750	$855,458
Utah State (GO)
5.000%, 07/01/25	1,575	1,835,196
Utah Transit Authority (RB) Series A
5.250%, 06/15/23	500	540,317

TOTAL UTAH		7,824,018

WASHINGTON — (10.5%)
Central Washington University (RB)
4.000%, 05/01/26	270	282,669
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	1,990,438
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,475,905
5.000%, 11/01/26	750	908,229
City of Seattle (GO)
5.000%, 12/01/29	1,345	1,555,091
City of Seattle (GO) Series A
5.000%, 12/01/25	1,000	1,179,148
City of Seattle Drainage & Wastewater Revenue (RB)
4.000%, 04/01/33	600	678,403
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	193,015
Energy Northwest (RB)
4.000%, 07/01/27	250	276,882
King County (GO) Series A
5.000%, 12/01/26	1,575	1,915,943
King County (GO) Series C
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/22)	1,295	1,336,410
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,178,705
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/23	3,775	4,145,807
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	346,147

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Pierce County (GO)
4.000%, 08/01/24	1,360	$1,492,595
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	500	606,562
Pierce County Sewer Revenue (RB) Series A
4.000%, 08/01/28	350	417,289
Port of Everett (RB)
4.000%, 12/01/28	215	241,441
Snohomish County School District No 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,000	2,348,557
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	227,310
Washington State (GO) Series A
5.000%, 08/01/26	665	719,102
Washington State (GO) Series A-1
5.000%, 08/01/26	1,000	1,163,510
5.000%, 08/01/31	1,000	1,160,276
Washington State (GO) Series E
5.000%, 02/01/27	570	628,074
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,238,029

TOTAL WASHINGTON		27,705,537

WISCONSIN — (5.0%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	968,767
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	338,852
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	648,390
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	245,142
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	300	355,274

233

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee WI Sewerage System Revenue (RB) Series S7
5.000%, 06/01/24	475	$530,902
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	312,854
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,409,062
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,647,489
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	445	553,664
5.000%, 07/01/34	220	262,188
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/22	1,500	1,536,138

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 1
5.000%, 11/01/24	1,000	$1,136,253
5.000%, 05/01/30	2,050	2,398,875
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	709,328

TOTAL WISCONSIN		13,053,178

WYOMING — (0.4%)
University of Wyoming (RB)
5.000%, 06/01/23	1,000	1,074,316

TOTAL MUNICIPAL BONDS Cost ($ 264,218,568)		263,180,507

TOTAL INVESTMENTS — (100.0%) (Cost $ 264,218,568)		$263,180,507

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$263,180,507	—	$263,180,507

TOTAL	—	$263,180,507	—	$263,180,507

See accompanying Notes to Financial Statements.

234

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Apple Valley Unified School District
5.000%, 08/01/26	780	$841,745
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	390	395,293
Bay Area Toll Authority (RB) Series F-1
5.000%, 04/01/22	1,000	1,020,120
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,005	1,025,178
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	11,660	11,894,107
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,000	1,113,483
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/23)	3,360	3,587,993
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	696,390
Berkeley Unified School District (GO) Series B
5.000%, 08/01/22	3,000	3,108,579
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	319,596
California Community College Financing Authority (RN) Series B
2.000%, 01/31/22	5,000	5,023,524
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	1,750	1,766,680
California State (GO)
5.000%, 11/01/21	5,500	5,500,000
5.000%, 12/01/21	2,000	2,007,824
5.000%, 03/01/22	10,290	10,454,804
5.000%, 08/01/22	785	813,291
5.250%, 09/01/22	11,420	11,900,774

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/22	20,000	$20,880,397
5.250%, 10/01/22	500	523,151
2.000%, 11/01/22	2,250	2,290,750
5.000%, 04/01/23	5,525	5,895,821
4.000%, 10/01/23	2,500	2,677,461
5.000%, 10/01/23	5,405	5,891,767
5.000%, 11/01/23	1,000	1,093,840
5.000%, 04/01/24	3,220	3,582,520
5.000%, 08/01/24	1,000	1,127,126
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,100	1,104,339
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,665,568
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,529,580
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,020,799
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	36,791
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	13,530	13,857,338
California State Public Works Board (RB) Series
5.000%, 11/01/22	2,475	2,593,513
California State Public Works Board (RB) Series B
5.000%, 05/01/22	2,045	2,094,070
5.000%, 05/01/23	695	744,217
California State University (RB) Series A
5.000%, 11/01/21	4,825	4,825,000
5.000%, 11/01/22	3,800	3,983,136
5.000%, 11/01/23	4,320	4,728,122

235

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/22)	1,025	$1,074,293
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29	1,295	1,456,795
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	750	772,916
Central Contra Costa Sanitary District (COP)
5.000%, 03/01/22	8,645	8,784,043
5.000%, 09/01/22	8,865	9,220,586
5.000%, 09/01/23	5,125	5,567,100
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,137,388
City & County of San Francisco (GO)
5.000%, 06/15/24	1,245	1,398,103
City & County of San Francisco (GO) Series B
2.000%, 06/15/22	1,500	1,517,114
2.000%, 06/15/23	1,000	1,028,805
City & County of San Francisco (GO) Series R1
5.000%, 06/15/22	2,000	2,059,950
5.000%, 06/15/23	1,250	1,346,594
City of Berkeley (RN)
1.000%, 07/25/22	22,500	22,645,415
City of Los Angeles (RN)
4.000%, 06/23/22	33,000	33,822,957
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	395,820
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/22	930	956,137
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/22	3,000	3,114,394
5.000%, 11/01/22	1,345	1,409,682
5.000%, 11/01/23	1,835	2,007,197
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 5/1/22)	500	512,048

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/01/37 (Pre-refunded @ $100, 5/1/22)	1,000	$1,024,097
City of San Francisco Public Utilities Commission Water Revenue (RB) SubSeries A
¤ 5.000%, 11/01/22 (Pre-refunded @ $100, 11/1/21)	850	850,000
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)	5,690	5,690,000
Contra Costa Community College District (GO)
4.000%, 08/01/22	1,000	1,028,499
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	600	621,670
¤ 5.000%, 08/01/38	3,600	3,900,153
Contra Costa Water District (RB) Series W
5.000%, 10/01/22	590	615,972
5.000%, 10/01/23	1,515	1,652,050
Desert Community College District (GO)
4.000%, 08/01/22	800	822,983
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/22	3,840	3,978,981
5.000%, 08/01/23	3,000	3,249,025
5.000%, 08/01/24	510	575,284
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,655,666
El Camino Community College District Foundation (GO) Series D
3.000%, 08/01/22	160	163,390
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,091,496
Evergreen School District (GO)
2.000%, 08/01/22	2,800	2,838,637
2.000%, 08/01/23	3,000	3,090,598
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26	1,125	1,269,672

236

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	10,500	$11,192,439
Fremont Union High School District (GO) Series A
2.000%, 08/01/22	1,000	1,013,799
2.000%, 08/01/23	730	752,565
Fresno Unified School District (GO) Series A
4.000%, 08/01/22	3,435	3,533,419
Fresno Unified School District (GO) Series D
2.000%, 08/01/22	1,125	1,140,184
2.000%, 08/01/23	1,600	1,648,319
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	1,000	1,036,116
Gilroy School Facilities Financing Authority (RB) Series A
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,250,127
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,025,299
Glendale Community College District (GO) Series B
4.000%, 08/01/22	1,075	1,105,883
4.000%, 08/01/23	500	532,973
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) (ETM) Series A
5.000%, 06/01/22	3,000	3,084,312
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,065,947
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,615	1,749,355
Hartnell Community College District (GO) Series B
4.000%, 08/01/22	1,015	1,044,159

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Huntington Beach City School District (GO) Series C
4.000%, 08/01/22	180	$185,171
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,129,240
4.000%, 08/01/23	1,125	1,194,947
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	591,343
Kern High School District (GO) (AGM) Series C
2.000%, 08/01/22	5,295	5,368,066
Las Lomitas Elementary School District (GO) Series B
2.000%, 07/01/22	845	855,380
2.000%, 07/01/23	1,315	1,354,293
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series A
5.000%, 08/01/22	1,500	1,553,596
Lodi Unified School District (GO)
3.000%, 08/01/23	750	786,118
Long Beach Community College District (GO) Series D
4.000%, 08/01/23	1,825	1,944,689
4.000%, 08/01/24	1,250	1,375,485
Long Beach Unified School District (GO) Series B
5.000%, 08/01/22	11,555	11,971,429
Los Altos Elementary School District (RN)
4.000%, 07/15/22	3,000	3,081,456
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	2,615	2,832,547
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,000	1,126,539
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,628,693

237

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	$3,043,139
Los Angeles County (RN)
4.000%, 06/30/22	9,940	10,195,311
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,765	1,821,681
5.000%, 07/01/23	18,000	19,428,093
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/22	1,500	1,548,171
5.000%, 07/01/23	1,070	1,154,892
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/23	1,500	1,619,008
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	329,600
5.000%, 12/01/24	230	262,786
Los Angeles County Schools (RN)
2.000%, 12/30/21	1,765	1,770,413
Los Angeles County Schools (RN) Series B-3
2.000%, 12/30/21	1,485	1,489,554
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/22	675	696,677
Los Angeles Department of Water & Power (RB) Series B
3.000%, 07/01/22	25,000	25,471,225
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/22	1,385	1,429,477
5.000%, 07/01/23	2,360	2,547,239
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	20,000	21,576,292
5.000%, 07/01/24	665	746,759
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,393,077

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	$5,737,413
Mammoth Unified School District (GO) Series B
4.000%, 08/01/22	1,000	1,028,575
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/22	1,400	1,433,045
3.000%, 09/01/23	1,100	1,155,368
Menifee Union School District (GO) Series C
3.000%, 08/01/22	200	204,222
4.000%, 08/01/23	475	505,721
Merced Community College District (GO)
5.000%, 08/01/24	50	56,298
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	700	705,602
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/22	475	490,319
Metropolitan Water District of Southern California (GO) Series A
5.000%, 03/01/22	1,105	1,122,810
Midpeninsula Regional Open Space District (GO) Series A
5.000%, 09/01/23	1,385	1,505,276
Miracosta Community College District (GO) Series B
4.000%, 08/01/22	3,270	3,363,691
4.000%, 08/01/23	2,000	2,131,893
Morgan Hill Redevelopment Agency Successor Agency Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	1,903,256
Mount San Antonio Community College District (GO) Series C
4.000%, 08/01/23	3,350	3,569,703
Napa Valley Unified School District (RN)
2.000%, 06/30/22	17,000	17,212,247

238

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	235	$238,780
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,350	1,388,783
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/22	1,000	1,028,728
Ocean View School District/Orange County (GO) Series B
6.000%, 08/01/22	1,400	1,461,121
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	1,612,059
Ohlone Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	1,720	1,782,120
Orange County Sanitation District (RB) Series A
5.000%, 02/01/22	4,045	4,093,598
5.000%, 02/01/23	10,000	10,598,933
5.000%, 02/01/24	5,295	5,858,426
5.000%, 02/01/33	1,600	1,886,946
Oxnard Union High School District (GO) Series B
4.000%, 08/01/22	600	617,237
Palm Springs Unified School District (GO) Series A
2.000%, 08/01/22	5,000	5,067,861
Palomar Community College District (GO)
5.000%, 05/01/23	715	766,081
Pasadena Unified School District (GO) Series A
2.000%, 08/01/22	4,790	4,856,097
3.000%, 08/01/23	3,000	3,146,092
Pasadena Unified School District (GO) Series B
1.000%, 08/01/22	250	251,584
2.000%, 08/01/23	13,160	13,564,442
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,276,463

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	$1,911,492
Portola Valley School District (GO) Series B
3.000%, 08/01/22	1,205	1,230,623
Rancho Santiago Community College District (GO)
4.000%, 09/01/22	1,075	1,109,293
Riverside County (RN)
2.000%, 06/30/22	15,750	15,941,356
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/22	690	716,431
San Diego Association of Governments (RB)
5.000%, 11/15/25	4,500	5,117,117
San Diego Community College District (GO)
5.000%, 08/01/23	405	438,618
¤ 5.000%, 08/01/32	3,095	3,353,048
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	8,500	9,208,694
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/36 (Pre-refunded @ $100, 4/1/22)	1,000	1,020,078
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	1,000	1,113,483
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,300,668
5.000%, 05/01/24	1,000	1,117,311
San Diego County Water Authority (RB) Series A
5.000%, 05/01/23	3,800	4,072,669
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	10,520	10,792,599
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	10,330	10,594,626
San Diego Unified School District (GO) Series D-2
5.000%, 07/01/22	2,400	2,476,909

239

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	$7,768,722
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,157,978
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	955	1,076,686
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
¤ 5.000%, 07/01/27 (Pre-refunded @ $100, 7/1/22)	1,000	1,031,950
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	510	525,255
5.000%, 06/15/23	4,345	4,674,125
San Francisco Municipal Transportation Agency (RB)
¤ 5.000%, 03/01/28 (Pre-refunded @ $100, 3/1/23)	1,100	1,170,339
San Francisco Municipal Transportation Agency (RB) Series B
¤ 5.000%, 03/01/42	3,275	3,327,563
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,000	1,023,723
4.000%, 06/15/23	2,885	3,060,842
4.000%, 06/15/24	500	547,208
San Francisco Unified School District (GO) Series B
4.000%, 06/15/22	6,000	6,142,340
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,769,857
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/22	1,800	1,857,421
San Jose Unified School District (GO)
¤ 5.000%, 08/01/28	1,040	1,126,711

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,685	$1,825,488
San Juan Unified School District (GO)
3.000%, 08/01/22	8,060	8,228,933
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/22	550	565,422
San Lorenzo Unified School District (GO)
4.000%, 08/01/22	500	514,173
4.000%, 08/01/23	700	745,654
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,140,563
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	1,660	1,712,813
San Ramon Valley Unified School District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	1,060	1,098,283
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/22	700	716,832
5.000%, 05/01/23	2,130	2,282,171
Santa Clara Unified School District (GO)
5.000%, 07/01/23	1,250	1,348,518
Santa County Cruz (RN)
2.000%, 07/05/22	20,000	20,253,552
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/23	710	744,338
3.000%, 08/01/24	1,100	1,180,519
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/22	4,335	4,458,542
4.000%, 08/01/23	8,055	8,584,735
Santa Monica-Malibu Unified School District (GO) Series B
4.000%, 08/01/22	2,560	2,633,349
4.000%, 08/01/23	3,000	3,197,294

240

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	835	$904,619
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	2,500	2,553,159
Simi Valley Unified School District (GO) Series C
4.000%, 08/01/22	600	617,237
Southern California Public Power Authority (RB)
5.000%, 07/01/23	250	269,573
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	430	443,780
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	5,010	5,115,769
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	765,834
3.000%, 08/01/23	820	859,489
State Center Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	1,000	1,036,116
State of California (GO)
5.000%, 09/01/22	14,050	14,612,359
5.000%, 10/01/22	14,500	15,138,287
5.000%, 11/01/22	1,300	1,362,384
5.000%, 11/01/23	7,000	7,656,882
4.000%, 03/01/24	3,350	3,637,103
5.000%, 03/01/24	3,000	3,326,719
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	6,911,519
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,064,213
4.000%, 08/01/24	600	659,748

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/22	1,400	$1,440,113
4.000%, 08/01/23	280	298,516
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $ 100, 5/15/23	3,645	3,907,471
University of California (RB) Series BE
5.000%, 05/15/22	2,125	2,180,181
5.000%, 05/15/23	2,800	3,005,539
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	17,770	18,228,640
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	937,755
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	151,709
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/22	6,040	6,257,675
5.000%, 08/01/23	2,170	2,344,157
Visalia Unified School District (GO)
5.000%, 08/01/22	3,275	3,393,027
Vista Unified School District (GO)
¤ 5.000%, 08/01/24	1,000	1,036,116
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/22	3,250	3,343,367
4.000%, 08/01/23	2,200	2,341,885
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/22	3,510	3,636,767
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/22	3,000	3,108,579

241

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	5,915	$6,404,908
Western Placer Unified School District (RN)
5.000%, 06/30/22	4,300	4,438,677

TOTAL MUNICIPAL BONDS Cost ($ 860,431,054)		861,655,055

TOTAL INVESTMENTS — (100.0%) (Cost $ 860,431,054)		$861,655,055

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$861,655,055	—	$861,655,055

TOTAL.	—	$861,655,055	—	$861,655,055

See accompanying Notes to Financial Statements.

242

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SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%) Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	$2,062,781
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	957,558
Antelope Valley Union High School District (GO)
5.000%, 08/01/22	1,650	1,709,464
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,151,429
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	10,700	12,143,091
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,475	1,642,387
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 04/01/23)	10,500	11,212,479
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	650,025
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	563,960
5.000%, 08/01/28	2,540	3,221,805
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	2,805	2,843,282
Burbank Unified School District (GO)
5.000%, 08/01/24	300	337,170
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,725	5,546,975
¤ 5.000%, 11/15/41 (Pre-refunded @ $100, 11/15/25)	6,025	7,125,130

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	$2,915,992
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	6,500	7,826,012
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,075	3,736,554
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	280,723
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 01/01/22)	750	756,867
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	3,905	3,942,220
California State (GO)
4.000%, 09/01/22	525	541,658
5.250%, 09/01/22	2,585	2,693,827
5.250%, 10/01/22	2,380	2,490,198
5.000%, 12/01/22	1,245	1,309,645
5.000%, 02/01/23	1,400	1,483,123
5.000%, 08/01/23	1,500	1,623,686
5.000%, 09/01/23	1,985	2,156,233
5.000%, 10/01/23	100	109,006
5.000%, 11/01/23	875	957,110
5.000%, 05/01/24	975	1,088,340
5.000%, 09/01/24	1,000	1,130,723
5.000%, 10/01/24	3,600	4,083,500
4.000%, 11/01/24	2,400	2,659,397
5.000%, 11/01/24	3,000	3,413,583
5.000%, 12/01/24	750	855,916
5.500%, 02/01/25	1,000	1,162,566
5.000%, 08/01/25	8,025	9,353,423
5.000%, 09/01/25	840	981,640

243

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/25	1,750	$2,050,437
5.000%, 11/01/25	4,000	4,698,872
5.000%, 12/01/25	3,600	4,240,144
3.000%, 03/01/26	3,000	3,304,973
5.000%, 08/01/26	7,050	8,472,757
5.000%, 12/01/26	7,050	8,552,526
3.000%, 03/01/27	2,500	2,793,362
3.500%, 08/01/27	2,220	2,553,783
5.000%, 08/01/27	8,750	10,800,982
5.000%, 10/01/27	2,500	3,098,263
5.000%, 04/01/28	1,000	1,254,697
5.000%, 08/01/28	1,000	1,264,686
5.000%, 10/01/28	6,750	8,569,557
5.000%, 04/01/29	5,000	6,400,711
California State (GO) Series B
5.000%, 09/01/23	2,285	2,482,112
5.000%, 08/01/25	3,000	3,496,607
5.000%, 08/01/26	1,000	1,201,810
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,318,607
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	5,000	5,299,340
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/22	3,210	3,377,035
5.000%, 12/01/23	900	989,197
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 06/01/24)	3,880	4,350,511
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	1,562,273
5.000%, 12/01/24	1,000	1,143,211
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,710,242
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,125,558

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/23	3,000	$3,297,323
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	15,768
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	7,589,274
California State Public Works Board (RB) Series A
5.000%, 02/01/28	1,795	2,231,862
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	623,129
California State University (RB) Series
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,865	2,125,115
¤ 5.000%, 11/01/33	755	860,301
California State University (RB) Series A
5.000%, 11/01/24	2,655	3,023,586
5.000%, 11/01/25	4,010	4,726,302
5.000%, 11/01/26	350	424,800
5.000%, 11/01/29	1,500	1,951,845
5.000%, 11/01/31	1,000	1,188,103
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	104,819
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,141,958
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	174,858
Carlsbad Unified School District (GO)
5.000%, 08/01/24	2,035	2,294,301
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	519,984

244

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	$932,504
4.000%, 08/01/23	1,970	2,100,273
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	342,492
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	275,169
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,901,131
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	288,656
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,155,145
5.000%, 04/01/26	700	835,025
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,122,974
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	1,420,562
City & County of San Francisco (GO) Series R1
5.000%, 06/15/23	1,750	1,885,232
5.000%, 06/15/25	2,250	2,619,601
City of Grover Beach (GO)
5.000%, 09/01/23	360	391,263
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	628,475
5.000%, 05/15/29	375	481,250
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,763,929
City of Oakland (GO) Series A
5.000%, 01/15/25	500	572,875
City of Pacifica (COP)
5.000%, 01/01/24	250	275,492
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,028,104
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/24	1,000	1,120,439

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/25	350	$406,565
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	3,015	3,433,563
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	865,000
5.000%, 11/01/22	1,335	1,399,201
5.000%, 11/01/23	1,475	1,613,414
5.000%, 11/01/24	1,250	1,423,534
5.000%, 11/01/25	1,000	1,178,629
Clovis Unified School District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	985	1,067,125
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	847,754
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 08/01/23)	4,075	4,414,756
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	477,512
5.000%, 03/01/24	1,250	1,387,062
5.000%, 03/01/32	1,000	1,145,417
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,533,677
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	527,230
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	409,138
5.000%, 10/01/25	400	470,372
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	523,720
5.000%, 08/01/27	150	184,875
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,045,692

245

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	$1,022,356
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	289,964
Dublin Unified School District (GO)
5.000%, 08/01/22	875	906,669
5.000%, 08/01/23	1,665	1,803,209
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	684,530
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	2,090,349
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	224,646
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,532,382
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	303,379
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	117,636
Fontana Unified School District (GO)
4.000%, 08/01/22	875	900,070
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	280,310
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	345,430
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	930,480
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,880,547

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	$154,135
4.000%, 08/01/25	100	113,167
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	108,078
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	619,101
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	243,636
Hartnell Community College District (GO) Series B
4.000%, 08/01/23	500	532,792
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	579,536
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	299,154
Kern High School District (GO) Series A
3.000%, 08/01/26	895	990,360
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	752,180
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,941,149
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	691,295
4.000%, 08/01/26	515	598,054
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	383,370
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	178,000
Long Beach Community College District (GO) Series D
4.000%, 08/01/25	2,515	2,848,165

246

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	$241,507
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 08/01/23)	5,905	6,419,147
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	368,285
5.000%, 08/01/24	250	282,149
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,576,760
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	3,485	3,925,987
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,355	2,652,999
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	414,446
5.000%, 08/01/25	1,240	1,451,821
5.000%, 06/01/26	2,500	2,999,910
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	704,075
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	2,621,664
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	1,819,226
Los Angeles Community College District (GO) Series J
3.000%, 08/01/23	1,020	1,069,304
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	870	897,939
5.000%, 07/01/23	5,000	5,396,693
5.000%, 07/01/25	5,025	5,857,146
5.000%, 07/01/27	3,565	4,411,805

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	165	$195,073
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	330	390,146
5.000%, 12/01/26	350	426,157
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	4,825	5,425,080
5.000%, 07/01/25	265	308,990
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	448,969
3.000%, 07/01/26	8,425	9,373,278
5.000%, 07/01/28	750	948,881
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/25	6,700	7,801,542
5.000%, 07/01/26	1,000	1,202,467
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/24	1,950	2,190,299
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,616,150
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	1,665	2,002,107
Los Angeles Unified School District (GO) Series A
2.000%, 07/01/22	1,515	1,533,203
5.000%, 07/01/24	3,250	3,649,574
5.000%, 07/01/26	2,270	2,726,120
5.000%, 07/01/27	1,500	1,850,668
5.000%, 07/01/28	1,000	1,260,747
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/25	3,000	3,382,044
5.000%, 07/01/27	500	616,889
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	515,954

247

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/23	3,050	$3,290,385
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/23	1,000	1,078,815
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	552,428
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/22	485	502,292
Mammoth Unified School District (GO) Series B
4.000%, 08/01/23	1,000	1,065,401
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	1,022,401
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	675,579
Menlo Park City School District (GO)
4.000%, 07/01/23	500	531,284
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,137,186
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,857,090
5.000%, 07/01/25	200	233,439
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	453,468
4.000%, 08/01/26	350	406,980
4.000%, 08/01/27	250	296,755
4.000%, 08/01/28	500	604,457
Morongo Unified School District (GO)
3.000%, 08/01/22	480	490,134
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	112,478
5.000%, 08/01/25	80	93,113
5.000%, 08/01/26	220	263,942
5.000%, 08/01/27	120	147,749
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	1,047,536
4.000%, 08/01/26	475	551,361

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	$858,906
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	661,277
4.000%, 08/01/25	400	452,988
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	370,119
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/23	3,025	3,310,780
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,310,584
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,571,821
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	254,025
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,855,367
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	457,784
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/22	1,500	1,552,904
5.000%, 08/01/24	900	1,010,192
5.000%, 08/01/26	575	687,173
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/22	350	359,734
5.000%, 08/01/22	3,000	3,105,807
4.000%, 08/01/24	500	547,595
5.000%, 08/01/25	1,290	1,498,319
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,880,080
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	597,542

248

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	$324,737
5.000%, 08/01/24	1,125	1,265,705
5.000%, 08/01/25	1,250	1,455,906
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,314,268
5.000%, 02/01/25	3,000	3,452,008
5.000%, 02/01/26	2,000	2,378,099
Oxnard Union High School District (GO)
4.000%, 08/01/22	500	514,364
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,920,685
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	1,000	1,159,912
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	162,451
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	250,000
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	902,172
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,748,303
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,222,168
Redlands Financing Authority (RB) Series A
5.000%, 09/01/22	1,290	1,341,854
Redlands Unified School District (GO)
5.000%, 07/01/26	300	361,354
5.000%, 07/01/27	500	619,080
Redwood City School District (GO)
5.000%, 08/01/27	50	62,037
5.000%, 08/01/28	85	108,135
Reed Union School District (GO)
4.000%, 08/01/27	460	545,459

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	$721,350
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	536,406
Riverside County Infrastructure Financing Authority (RB) (ETM) Series A
5.000%, 11/01/24	165	187,328
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	935	1,062,697
Riverside County Infrastructure Financing Authority Series A
5.000%, 11/01/25	1,255	1,479,179
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	342,864
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,142,879
5.000%, 12/01/25	1,000	1,181,815
5.000%, 12/01/26	300	365,613
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	545,110
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	8,723,896
5.000%, 08/15/26	1,000	1,206,825
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,038,305
5.000%, 08/15/24	1,895	2,140,778
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,755,381
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	481,830

249

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	$2,342,692
San Diego Association of Governments (RB)
5.000%, 11/15/25	1,125	1,279,279
5.000%, 11/15/26	1,425	1,672,274
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,466,029
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,416,879
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,050,272
San Diego County Water Authority (RB) Series A
5.000%, 05/01/24	3,700	4,134,050
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,183,091
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	718,139
5.000%, 05/15/23	2,070	2,222,285
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,550	3,023,694
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,805,258
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,159,925
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	323,697
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	1,000	1,124,654
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	132,892

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	$216,203
5.500%, 07/01/25	445	527,664
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	530,764
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,178,154
5.000%, 08/01/25	2,045	2,388,504
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	432,578
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	587,178
San Francisco Community College District (GO)
5.000%, 06/15/22	2,070	2,131,917
5.000%, 06/15/23	3,775	4,060,949
5.000%, 06/15/24	2,720	3,043,849
5.000%, 06/15/25	805	932,508
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,014,197
San Francisco Unified School District (GO)
4.000%, 06/15/24	12,000	13,132,991
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,911,320
San Francisco Unified School District (GO) Series B
4.000%, 06/15/24	4,000	4,377,664
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,597,928
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	106,859
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,511,020

250

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/22	800	$828,708
3.000%, 08/01/24	2,610	2,798,460
3.000%, 08/01/25	1,475	1,610,441
3.000%, 08/01/26	3,135	3,476,777
San Juan Water District (RB)
5.000%, 02/01/26	500	594,293
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	219,268
4.000%, 08/01/25	125	140,515
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	560,070
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	750	875,979
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,102,585
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	510,500
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	407,654
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,686,110
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,123,515
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,086,782
5.000%, 08/01/27	3,405	4,224,740
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/26	1,230	1,370,037
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	735,486

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	$647,620
5.000%, 08/01/26	105	126,791
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,101,258
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	564,299
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	281,534
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	583,783
Southern California Public Power Authority (RB)
5.000%, 07/01/23	2,230	2,404,589
5.000%, 07/01/24	700	786,859
5.000%, 07/01/25	365	425,444
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,622,011
5.000%, 07/01/30	1,090	1,263,164
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	964,986
3.000%, 08/01/25	200	218,677
4.000%, 08/01/26	245	284,136
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	262,362
State of California (GO)
5.000%, 10/01/25	5,000	5,858,390
5.000%, 11/01/25	2,550	2,995,531
5.000%, 04/01/29	2,000	2,560,284
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	2,000	2,229,522
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	704,418

251

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	$489,052
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	482,102
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,077,903
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	428,803
University of California (RB) Series BE
5.000%, 05/15/24	1,205	1,348,100
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,292,854
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	305	312,872
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	379,053
5.000%, 08/01/24	300	338,138
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	584,800

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	$113,158
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,229,387
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	603,763
5.000%, 08/01/26	545	651,320
5.000%, 08/01/27	575	704,705
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	175,846
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	745,272
Windsor Unified School District (GO)
4.000%, 08/01/26	105	121,880

TOTAL MUNICIPAL BONDS Cost ($ 627,928,262)		640,771,382

TOTAL INVESTMENTS — (100.0%) (Cost $ 627,928,262)		$640,771,382

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$640,771,382	—	$640,771,382

TOTAL	—	$640,771,382	—	$640,771,382

See accompanying Notes to Financial Statements.

252

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SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	$299,753
Bedford Central School District (GO)
3.000%, 07/01/22	500	509,391
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	622,889
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	1,000	1,010,971
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	479,692
City of Middletown (GO)
1.500%, 08/25/22	2,500	2,527,163
5.000%, 08/01/23	1,710	1,851,944
City of New York (GO) Series A
5.000%, 08/01/22	2,175	2,253,553
5.000%, 08/01/23	1,200	1,299,610
5.000%, 08/01/24	2,775	3,122,073
5.000%, 08/01/25	1,530	1,781,409
City of New York (GO) Series A-1
¤ 5.000%, 10/01/31 (Pre-refunded @ $100, 10/1/22)	825	861,316
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	575	600,311
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	500	522,010
City of New York (GO) Series B
3.000%, 08/01/23	460	482,153
5.000%, 08/01/23	1,290	1,397,081
City of New York (GO) Series C
5.000%, 08/01/23	500	541,504

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C-1
4.000%, 08/01/22	520	$534,899
City of New York (GO) Series D
5.000%, 08/01/22	1,180	1,222,617
City of New York (GO) Series E
5.000%, 08/01/22	100	103,612
5.000%, 08/01/23	1,500	1,624,512
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/23)	1,000	1,059,114
City of New York (GO) Series I
5.000%, 03/01/22	265	269,253
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/22)	1,410	1,460,815
City of New York (GO) Series J
5.000%, 08/01/22	525	543,961
City of New York (GO) SubSeries F-1
5.000%, 04/01/23	3,400	3,629,703
City of New York (GO) (ETM) Series I-SUBSER 1-I
5.000%, 03/01/23	565	600,933
City of Rochester (GO) Series II
2.000%, 08/03/22	1,500	1,521,083
City of Syracuse Series B
4.000%, 06/01/23	205	216,803
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	532,610
Evans-Brant Central School District (BAN) (GO) (ST AID WITHHLDG) Series C
1.500%, 06/24/22	1,000	1,008,873
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	501,944
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	980	1,013,302

253

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	$204,375
3.000%, 08/15/23	360	377,041
Herricks Union Free School District (ST AID WITHHLDG)
5.000%, 08/01/22	430	445,530
Hicksville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	475	477,743
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	637,355
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	700	707,636
2.000%, 06/15/23	580	595,658
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	360	370,117
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	201,673
Liverpool Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/22	1,000	1,022,007
Long Island Power Authority (RB) Series A
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	343,242
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/22	230	236,894
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	145,255
Metropolitan Transportation Authority (RB) Series C
5.000%, 11/15/22	435	456,004

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	$749,405
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	146,772
Nassau County (GO) Series C
5.000%, 10/01/32	485	588,858
Nassau County Interim Finance Authority (RB) (ETM) Series A
5.000%, 11/15/21	505	505,886
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/23	560	610,641
New York State (GO) Series A
5.000%, 03/15/22	160	162,869
5.000%, 03/01/23	2,150	2,287,182
New York State (GO) Series C
5.000%, 04/15/22	825	843,112
New York State Dormitory Authority (RB) Series
5.000%, 02/15/22	1,235	1,252,127
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/21	150	150,870
5.000%, 03/15/22	1,475	1,501,391
5.000%, 10/01/22	1,105	1,153,851
5.000%, 12/15/22	650	684,941
5.000%, 03/15/23	2,410	2,566,438
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	570,056
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,535	1,629,594
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 7/1/22)	550	567,625
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	560,620
¤ 5.000%, 07/01/37	1,000	1,079,164
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/22)	1,725	1,780,278

254

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	1,000	$1,032,045
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	1,000	1,013,868
5.000%, 02/15/24	455	503,036
New York State Dormitory Authority (RB) Series D
3.000%, 03/15/22	2,000	2,021,018
5.000%, 02/15/23	2,620	2,779,938
4.000%, 03/15/23	3,000	3,153,750
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/23	500	530,522
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	104,261
5.000%, 12/15/22	70	73,744
New York State Dormitory Authority (RB) (ETM) Series B
5.000%, 02/15/25	550	632,683
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	300	332,254
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,700	1,887,792
New York State Thruway Authority (RB) Series I
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 7/1/22)	1,155	1,164,234
New York State Thruway Authority (RB) Series J 5.000%, 01/01/27	300	329,492
New York State Thruway Authority (RB) Series K
5.000%, 01/01/23	650	685,752
New York State Urban Dev. Corp. (RB)
5.000%, 03/15/23	1,000	1,064,912
New York State Urban Dev. Corp. (RB) Series A
5.000%, 03/15/24	190	210,941
New York State Urban Development Corp. (RB)
5.000%, 03/15/22	375	381,710

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Urban
Development Corp. (RB) Series
5.000%, 03/15/22	1,080	$1,099,324
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	860	875,387
5.000%, 03/15/23	1,705	1,815,675
5.000%, 03/15/25	1,200	1,381,738
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/23	2,000	2,129,824
Niagara County (GO)
2.000%, 12/01/21	250	250,378
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/22	1,200	1,214,822
2.000%, 07/15/23	800	822,760
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	290,732
2.000%, 12/15/23	550	568,949
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	539,236
Onondaga County (GO)
4.000%, 05/01/22	590	601,196
5.000%, 06/01/22	700	719,548
5.000%, 08/15/24	700	789,536
Onondaga County Trust for Cultural Resources (RB)
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/21)	1,135	1,139,440
Pelham Union Free School District (GO) (ST AID WITHHLDG) Series A
5.000%, 11/01/21	625	625,000
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	121,266
2.000%, 10/15/22	280	284,878
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	1,400	1,412,992

255

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Schenectady County (GO)
5.000%, 06/15/25	140	$162,668
Schenectady County (GO) Series B
3.000%, 12/15/21	470	471,569
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	617,208
State of New York (GO) Series A
5.000%, 03/15/22	900	916,137
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	255,947
Town of Amherst (GO) Series A
2.000%, 11/05/21	1,200	1,200,249
Town of Babylon (GO)
4.000%, 08/15/22	445	458,407
3.000%, 07/01/25	375	409,871
Town of Babylon (GO) Series A
5.000%, 11/01/21	790	790,000
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,067,708
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	358,789
Town of Brookhaven (GO) Series A
3.000%, 03/15/22	650	656,880
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	538,651
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	286,501
Town of Clarence (GO)
2.250%, 08/01/24	210	220,153
Town of East Hampton (GO) Series A
5.000%, 08/15/22	600	622,740
Town of Eastchester (GO)
2.500%, 07/15/22	330	335,422
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,076,936
Town of Huntington (GO)
2.000%, 12/01/23	220	227,506
Town of Islip (GO) Series A
5.000%, 03/01/22	500	508,042

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	$655,097
3.000%, 04/01/24	425	452,424
Town of North Hempstead (GO) Series C
5.000%, 01/15/22	250	252,454
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	1,000	1,014,647
Town of Ramapo (GO) Series B
2.000%, 05/01/23	665	680,887
Town of Tonawanda (GO) Series B
1.500%, 08/26/22	1,500	1,516,477
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 01/01/22	365	367,915
¤ 5.000%, 01/01/25 (Pre-refunded @ $100, 1/1/22)	500	503,976
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/22)	945	952,515
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	509,008
4.000%, 11/15/23	415	446,157
Ulster County (GO)
2.000%, 11/15/22	240	244,382
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	524,296
Village of Garden City (GO) Series B
2.000%, 10/15/22	470	478,189
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,130,957
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	254,356
Wappingers Central School District (BAN) (ST AID WITHHLDG)
2.000%, 08/11/22	1,000	1,013,839
West Hempstead Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	545	560,284

256

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	$843,190
Western Nassau County Water Authority (RB) Series A
5.000%, 04/01/22	375	382,497
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	1,050	1,066,746

TOTAL MUNICIPAL BONDS Cost ($ 120,619,487)		121,235,377

TOTAL INVESTMENTS — (100.0%) (Cost $ 120,619,487)		$121,235,377

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$121,235,377	—	$121,235,377

TOTAL	—	$121,235,377	—	$121,235,377

See accompanying Notes to Financial Statements.

257

DFA MN MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	350	$370,735
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	387,118
City of Chaska (GO) Series B
5.000%, 02/01/23	180	190,337
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	130,906
City of Kasson (GO)
4.000%, 02/01/23	320	334,236
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	784,195
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	708,321
City of Marshall (GO) Series A
5.000%, 02/01/22	225	227,692
City of Minneapolis (GO)
3.000%, 12/01/27	3,000	3,203,676
City of Minnetonka (GO) Series A
4.000%, 02/01/22	415	418,971
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	793,471
City of Richfield (GO) Series A
3.000%, 02/01/24	255	269,766
City of Rochester (GO) Series A
5.000%, 02/01/22	195	197,348
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	465,121
City of Saint Paul (GO) Series A
5.000%, 03/01/22	400	406,352
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	285,000
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	701,588
City of Waconia (GO) Series A
3.000%, 02/01/23	450	465,287

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
3.000%, 02/01/26	820	$900,732
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	237,286
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	145,671
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	928,117
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,245,188
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	610,962
Hennepin County (GO) Series A
5.000%, 12/01/22	1,125	1,183,414
5.000%, 12/01/24	500	570,942
Hennepin County (GO) Series B
5.000%, 12/01/21	1,500	1,505,868
Houston County (GO) Series A
5.000%, 02/01/22	375	379,496
Itasca County (GO) Series A
5.000%, 02/01/23	865	913,669
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	250	264,876
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/23	185	195,959
Metropolitan Council (GO) Series A
5.000%, 03/01/22	150	152,413
5.000%, 03/01/23	840	893,481
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,245,347
Metropolitan Council (GO) Series D
5.000%, 03/01/22	780	792,545

258

DFA MN Municipal Bond Portfolio

CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series I
4.000%, 03/01/22	200	$202,556
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	862,230
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/24	1,200	1,326,830
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	200	221,138
Minnesota State (GO) Series A
5.000%, 08/01/22	500	518,174
5.000%, 10/01/23	615	671,255
5.000%, 09/01/24	500	565,362
5.000%, 10/01/24	200	226,861
5.000%, 08/01/25	200	216,345
Minnesota State (GO) Series B
5.000%, 10/01/22	615	642,305
5.000%, 08/01/23	1,340	1,452,216
5.000%, 08/01/24	200	225,425
4.000%, 08/01/25	300	329,718
Minnesota State (GO) Series D
5.000%, 08/01/22	450	466,356
5.000%, 10/01/22	1,230	1,284,610
5.000%, 08/01/23	410	444,335
Minnesota State (GO) Series E
5.000%, 10/01/22	500	522,199
Minnesota State Colleges And Universities Foundation (RB) Series A
5.000%, 10/01/24	300	339,823
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	648,714
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	323,724

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	$155,134
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	211,719
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	330	333,931
3.000%, 02/01/24	255	269,707
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	779,630
Olmsted County (GO) Series A
5.000%, 02/01/24	675	745,055
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/22	100	101,204
Polk County (GO) Series A
5.000%, 02/01/22	200	202,378
Ramsey County (GO) Series B
5.000%, 02/01/22	220	222,649
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/22	500	503,537
5.000%, 02/01/22	210	212,523
Swift County (GO) Series A
3.000%, 02/01/23	215	222,085
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	160	169,478
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	352,385

259

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CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	$1,201,590
Wright County (GO) Series A
5.000%, 12/01/21	515	516,998

TOTAL MUNICIPAL BONDS Cost ($39,693,374)		40,196,265

TOTAL INVESTMENTS — (100.0%) (Cost $39,693,374)		$40,196,265

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$40,196,265	—	$40,196,265

TOTAL	—	$40,196,265	—	$40,196,265

See accompanying Notes to Financial Statements.

260

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$224,147
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	196,089
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	535,563
5.000%, 04/01/29	100	127,523
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	256,000
5.000%, 12/01/23	400	438,587
5.000%, 12/01/26	200	238,393
City of Cottage Grove (GO)
5.000%, 09/01/26	500	599,979
4.000%, 06/01/29	100	119,902
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	154,298
5.000%, 08/01/24	125	140,597
City of Hillsboro (GO)
5.000%, 06/01/24	450	503,454
City of Lake Oswego (GO)
5.000%, 12/01/26	250	303,420
City of Medford (GO) Series A
5.000%, 06/01/24	470	526,089
City of Newberg (GO)
4.000%, 12/01/25	100	113,150
City of Portland (GO)
5.000%, 06/15/23	100	107,728
5.000%, 02/01/24	500	552,846
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,211,905
City of Portland (GO) Series B
5.000%, 06/15/23	500	538,638
City of Portland (GO) Series C
5.000%, 06/15/25	100	116,309

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland
5.000%, 06/15/25	260	$302,403
City of Portland (GO)
5.000%, 06/01/26	850	1,017,838
City of Portland (GO) Series A
5.000%, 03/01/26	100	118,322
5.000%, 06/01/27	500	615,310
3.000%, 06/15/28	150	161,039
City of Portland (GO) Series B
5.000%, 06/15/26	430	515,495
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	580	597,386
5.000%, 06/15/23	140	150,819
5.000%, 10/01/23	225	245,445
5.000%, 06/15/24	175	196,178
5.000%, 06/15/27	700	836,706
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	290,086
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	139,009
5.000%, 04/01/25	400	461,468
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	100,900
City of Salem (GO)
5.000%, 06/01/23	145	155,920
5.000%, 06/01/25	375	436,188
5.000%, 06/01/26	150	179,919
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	694,647
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	162,980
4.000%, 04/01/26	250	285,578
4.000%, 04/01/27	265	308,108
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	705	819,889

261

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	$123,573
Clackamas County (GO)
5.000%, 06/01/23	500	537,654
5.000%, 06/01/24	100	112,016
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	200	239,563
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	671,768
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	251,236
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	53,830
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	109,911
5.000%, 12/01/26	230	279,019
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	350,352
5.000%, 06/15/29	500	642,313
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	85,674
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	515	617,395
Jackson County (GO)
4.000%, 06/01/23	135	142,905
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	279,455

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	455	$545,006
Metro (GO)
5.000%, 06/01/26	1,140	1,363,959
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	178,193
5.000%, 11/01/23	785	858,830
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	614,343
Multnomah County (GO)
5.000%, 06/01/24	650	728,285
5.000%, 06/01/29	250	305,803
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	215,421
5.000%, 06/15/24	155	173,714
5.000%, 06/15/25	800	928,905
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	400	430,842
Multnomah County School District No. 1 Portland
5.000%, 06/15/26	200	239,562
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	202,029
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	600	696,679
Oregon State (GO)
5.000%, 05/01/22	165	168,968
5.000%, 05/01/25	450	520,428
Oregon State (GO) Series
5.000%, 06/01/26	325	388,686
Oregon State (GO) Series A
5.000%, 05/01/24	400	446,180
5.000%, 05/01/27	395	484,128

262

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	$231,121
Oregon State (GO) Series D
5.000%, 06/01/22	160	164,487
Oregon State (GO) Series F
5.000%, 05/01/23	200	214,288
5.000%, 05/01/24	150	167,317
5.000%, 08/01/25	200	233,188
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	1,200	1,285,542
5.000%, 05/01/32	1,050	1,245,972
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	440	481,475
Oregon State (GO) Series H
5.000%, 05/01/23	175	187,502
5.000%, 08/01/23	105	113,716
5.000%, 05/01/24	150	167,317
5.000%, 06/01/25	215	249,331
5.000%, 06/01/27	315	376,097
5.000%, 06/01/29	365	434,340
Oregon State (GO) Series N
5.000%, 05/01/23	165	176,788
5.000%, 05/01/27	225	275,769
Oregon State (GO) Series P
5.000%, 08/01/23	100	108,301
Oregon State (GO)
5.000%, 05/01/24	400	446,180
5.000%, 06/01/24	850	951,203
5.000%, 06/01/28	150	188,742
Oregon State (GO) Series A
5.000%, 05/01/29	100	127,985
Oregon State (GO) Series K
5.000%, 11/01/26	340	411,544
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	136,974
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	200	227,993
¤ 5.000%, 11/15/38 (Pre-refunded @ $100, 11/15/23)	350	383,632
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	855	1,005,984

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Portland Community College District (GO)
5.000%, 06/15/23	745	$802,444
5.000%, 06/15/25	400	464,452
5.000%, 06/15/26	325	389,290
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	500	538,494
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	783,763
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	820	1,009,550
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	754,018
5.000%, 09/01/23	325	353,036
¤ 5.000%, 09/01/29	395	476,904
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	750	779,955
5.000%, 09/01/24	435	491,469
5.000%, 09/01/38	500	632,665
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	228,713
5.000%, 06/01/22	200	205,621
4.000%, 06/01/26	110	126,922
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	171,147
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	350	392,688
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	200	224,393

263

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	$307,101
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	224,147
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	400,590

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington County (GO)
5.000%, 03/01/25	510	$587,269
5.000%, 03/01/26	380	451,235
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	338,043
5.000%, 10/01/24	225	255,289
5.000%, 10/01/25	480	563,425
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	106,468
5.000%, 06/01/25	1,000	1,162,003

TOTAL MUNICIPAL BONDS Cost ($ 52,634,055)		52,996,757

TOTAL INVESTMENTS — (100.0%) (Cost $ 52,634,055)		$52,996,757

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$52,996,757	—	$52,996,757

TOTAL	—	$52,996,757	—	$52,996,757

See accompanying Notes to Financial Statements.

264

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $455,277, $187,655, $11,129 and $205,544 of securities on loan, respectively)	$5,845,814	$5,645,058	$1,219,416	$13,593,227
Temporary Cash Investments at Value & Cost	3,737	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $464,502, $191,498, $11,410 and $210,449, respectively)	464,510	191,506	11,410	210,450
Foreign Currencies at Value	—	119,147	7,021	1,009
Cash	13	92,290	7,498	83,650
Receivables:
Investment Securities Sold	163,062	—	332	12,915
Dividends and Interest	899	21,046	6,200	46,164
Securities Lending Income	91	40	1	16
Fund Shares Sold	4,227	7,659	975	7,918
Unrealized Gain on Forward Currency Contracts	—	4,549	999	2,719
Unrealized Gain on Foreign Currency Contracts	—	66	6	31
Prepaid Expenses and Other Assets	58	36	20	98

Total Assets	6,482,411	6,081,397	1,253,878	13,958,197

LIABILITIES:
Payables:
Upon Return of Securities Loaned	464,492	191,487	11,409	210,454
Investment Securities Purchased	152,194	160,969	—	71,565
Fund Shares Redeemed	5,370	6,481	451	14,169
Due to Advisor	700	679	147	2,570
Unrealized Loss on Forward Currency Contracts	—	26,842	5,710	36,023
Accrued Expenses and Other Liabilities	1,357	1,023	191	2,143

Total Liabilities	624,113	387,481	17,908	336,924

NET ASSETS	$5,858,298	$5,693,916	$1,235,970	$13,621,273

Institutional Class Shares — based on net assets of $5,858,298; $5,693,916; $1,235,970 and $13,621,273 and shares outstanding of 568,946,189, 574,449,270, 126,635,712 and 1,263,949,873, respectively	$10.30	$9.91	$9.76	$10.78

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$5,846,847	$5,618,216	$1,222,051	$13,747,240

Foreign Currencies at Cost	$—	$119,148	$7,020	$1,012

NET ASSETS CONSIST OF:
Paid-In Capital	$5,871,516	$5,724,248	$1,292,610	$13,774,307
Total Distributable Earnings (Loss)	(13,218)	(30,332)	(56,640)	(153,034)

NET ASSETS	$5,858,298	$5,693,916	$1,235,970	$13,621,273

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

265

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short-Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $88,179 of securities on loan, respectively)	$1,695,010	$1,719,811	$6,148,032	$7,199,869
Temporary Cash Investments at Value & Cost	—	3,067	10,427	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $90,203, respectively)	—	—	—	90,204
Foreign Currencies at Value	393	—	—	10,839
Cash	12,231	—	—	37,887
Receivables:
Investment Securities Sold	10,143	22,650	—	5,086
Dividends and Interest	13,315	2,764	44,461	34,531
Securities Lending Income	—	—	—	3
Fund Shares Sold	1,431	1,459	2,038	7,839
Unrealized Gain on Forward Currency Contracts	4,953	—	—	3,205
Unrealized Gain on Foreign Currency Contracts	1	—	—	28
Prepaid Expenses and Other Assets	43	25	65	46

Total Assets	1,737,520	1,749,776	6,205,023	7,389,537

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	90,183
Fund Shares Redeemed	1,704	778	3,416	5,192
Due to Advisor	231	239	473	1,108
Unrealized Loss on Forward Currency Contracts	12,051	—	—	10,712
Unrealized Loss on Foreign Currency Contracts	1	—	—	1
Accrued Expenses and Other Liabilities	297	387	905	1,133

Total Liabilities	14,284	1,404	4,794	108,329

NET ASSETS	$1,723,236	$1,748,372	$6,200,229	$7,281,208

Institutional Class Shares — based on net assets of $1,723,236; $1,748,372; $6,200,229 and $7,281,208 and shares outstanding of 170,553,889, 167,636,302, 484,914,479 and 666,246,198, respectively	$10.10	$10.43	$12.79	$10.93

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,682,791	$1,740,966	$6,126,817	$7,211,802

Foreign Currencies at Cost	$391	$—	$—	$10,866

NET ASSETS CONSIST OF:
Paid-In Capital	$1,740,325	$1,795,700	$6,113,658	$7,260,248
Total Distributable Earnings (Loss)	(17,089)	(47,328)	86,571	20,960

NET ASSETS	$1,723,236	$1,748,372	$6,200,229	$7,281,208

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

266

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $50,502, $10,407, $93,263 and $479,970 of securities on loan, respectively)	$2,057,793	$888,588	$3,358,357	$13,488,115
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $51,654, $10,644, $95,337 and $490,057, respectively)	51,656	10,645	95,339	490,081
Foreign Currencies at Value	—	19	331	2
Segregated Cash for Swaps Contracts	—	—	289	—
Cash	12,400	42,406	55,160	63,270
Receivables:
Investment Securities Sold	13,707	8,685	4,556	14,309
Dividends and Interest	16,572	5,969	27,183	99,936
Securities Lending Income	3	1	10	57
Fund Shares Sold	1,008	503	2,534	8,619
Unrealized Gain on Forward Currency Contracts	—	584	3,227	—
Unrealized Gain on Foreign Currency Contracts	—	69	2	—
Prepaid Expenses and Other Assets	34	31	—	135

Total Assets	2,153,173	957,500	3,546,988	14,164,524

LIABILITIES:
Payables:
Upon Return of Securities Loaned	51,693	10,647	95,356	490,311
Investment Securities Purchased	22,010	8,766	317,552	35,397
Fund Shares Redeemed	5,074	245	1,803	12,371
Due to Advisor	323	129	627	2,040
Unrealized Loss on Forward Currency Contracts	—	712	11,574	—
Unrealized Loss on Foreign Currency Contracts	—	1	97	—
Accrued Expenses and Other Liabilities	309	150	504	1,494

Total Liabilities	79,409	20,650	427,513	541,613

NET ASSETS.	$2,073,764	$936,850	$3,119,475	$13,622,911

Institutional Class Shares — based on net assets of $2,073,764; $936,850; $3,119,475 and $13,622,911 and shares outstanding of 180,449,213, 92,069,168, 292,472,584 and 1,174,815,264, respectively	$11.49	$10.18	$10.67	$11.60

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$2,008,230	$888,365	$3,316,745	$13,151,474

Foreign Currencies at Cost	$—	$19	$331	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,989,986	$927,194	$3,059,955	$13,144,949
Total Distributable Earnings (Loss)	83,778	9,656	59,520	477,962

NET ASSETS	$2,073,764	$936,850	$3,119,475	$13,622,911

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

267

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,881,591	—	—	—
Investment Securities at Value (including $111, $0, $0 and $16,636 of securities on loan, respectively)	468,866	$386,862	$7,128,641	$1,687,290
Temporary Cash Investments at Value & Cost	10,286	—	74,953	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $114, $0, $0 and $17,050, respectively)	114	—	—	17,050
Foreign Currencies at Value	—	—	—	5,150
Segregated Cash for Swaps Contracts	—	—	—	50,622
Cash	—	1,581	—	56,236
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	—	221
Dividends and Interest	707	319	15,344	9,499
Securities Lending Income	1	—	—	2
Fund Shares Sold	1,946	71	10,247	10,393
Due from Advisor	4	—	—	—
Unrealized Gain on Swap Contracts	—	—	—	75,118
Unrealized Gain on Forward Currency Contracts	—	—	—	541
Unrealized Gain on Foreign Currency Contracts	—	—	—	13
Prepaid Expenses and Other Assets	70	18	77	56

Total Assets	2,363,585	388,851	7,229,262	1,912,191

LIABILITIES:
Payables:
Upon Return of Securities Loaned	113	—	—	17,048
Investment Securities/Affiliated Investment Companies Purchased	—	—	—	35,684
Fund Shares Redeemed	1,416	1,546	4,186	1,523
Due to Advisor	—	33	547	266
Segregated Cash for Swap Contracts	—	—	—	50,622
Unrealized Loss on Swap Contracts	—	—	—	142
Unrealized Loss on Forward Currency Contracts	—	—	—	8,661
Accrued Expenses and Other Liabilities	135	50	790	280

Total Liabilities	1,664	1,629	5,523	114,226

NET ASSETS	$2,361,921	$387,222	$7,223,739	$1,797,965

Institutional Class Shares — based on net assets of $2,361,921; $387,222; $7,223,739 and $1,797,965 and shares outstanding of 233,137,590, 32,420,822, 542,265,263 and 169,989,268, respectively	$10.13	$11.94	$13.32	$10.58

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,895,998	$—	$—	$—

Investment Securities at Cost	$450,876	$339,721	$6,477,618	$1,685,080

Foreign Currencies at Cost	$—	$—	$—	$5,161

NET ASSETS CONSIST OF:
Paid-In Capital	$2,340,064	$332,510	$6,566,808	$1,725,444
Total Distributable Earnings (Loss)	21,857	54,712	656,931	72,521

NET ASSETS	$2,361,921	$387,222	$7,223,739	$1,797,965

* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

268

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA Global Core Plus Real Return Portfolio	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$290,309	$1,071,089	$200,851	$640,672
Foreign Currencies at Value	1	—	—	—
Segregated Cash for Swaps Contracts	3,850	34,570	4,270	—
Cash	2,589	29,299	2,631	198
Receivables:
Dividends and Interest	2,025	11,131	2,486	7,625
Fund Shares Sold	2,314	3,517	291	402
Unrealized Gain on Swap Contracts	10,916	63,723	10,519	—
Unrealized Gain on Forward Currency Contracts	338	—	—	—
Deferred Offering Costs	52	—	—	—
Prepaid Expenses and Other Assets	23	32	12	20

Total Assets	312,417	1,213,361	221,060	648,917

LIABILITIES:
Payables:
Investment Securities Purchased	25,201	24,617	2,418	—
Fund Shares Redeemed	47	219	60	112
Due to Advisor	35	192	36	105
Segregated Cash for Swap Contracts	3,850	34,570	4,270	—
Unrealized Loss on Swap Contracts	—	115	—	—
Unrealized Loss on Forward Currency Contracts	419	—	—	—
Accrued Expenses and Other Liabilities	56	229	60	112

Total Liabilities	29,608	59,942	6,844	329

NET ASSETS	$282,809	$1,153,419	$214,216	$648,588

Institutional Class Shares — based on net assets of $282,809; $1,153,419; $214,216 and $648,588 and shares outstanding of 27,094,006, 105,722,673, 19,902,283 and 62,544,072, respectively	$10.44	$10.91	$10.76	$10.37

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$295,993	$1,042,721	$197,150	$630,903

Foreign Currencies at Cost	$1	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$274,791	$1,065,631	$201,912	$639,123
Total Distributable Earnings (Loss)	8,018	87,788	12,304	9,465

NET ASSETS	$282,809	$1,153,419	$214,216	$648,588

See accompanying Notes to Financial Statements.

269

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA Short- Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$2,396,934	$2,110,013	$263,181	$861,655
Cash	63,002	17,145	4,535	14,663
Receivables:
Dividends and Interest	27,956	24,565	3,109	9,922
Fund Shares Sold	4,410	3,550	697	542
Prepaid Expenses and Other Assets	46	26	30	7

Total Assets	2,492,348	2,155,299	271,552	886,789

LIABILITIES:
Payables:
Investment Securities Purchased	53,577	15,608	4,324	12,052
Fund Shares Redeemed	1,479	5,654	2	1,569
Due to Advisor	374	328	5	134
Accrued Expenses and Other Liabilities	485	404	95	213

Total Liabilities	55,915	21,994	4,426	13,968

NET ASSETS	$2,436,433	$2,133,305	$267,126	$872,821

Institutional Class Shares — based on net assets of $2,436,433; $2,133,305; $267,126 and $872,821 and shares outstanding of 239,903,494, 204,510,116, 26,717,153 and 85,170,272, respectively	$10.16	$10.43	$10.00	$10.25

NUMBER OF SHARES AUTHORIZED	1,500,000,000	1,500,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$2,397,487	$2,048,732	$264,219	$860,431

NET ASSETS CONSIST OF:
Paid-In Capital	$2,437,266	$2,072,548	$268,097	$873,247
Total Distributable Earnings (Loss)	(833)	60,757	(971)	(426)

NET ASSETS	$2,436,433	$2,133,305	$267,126	$872,821

See accompanying Notes to Financial Statements.

270

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$640,771	$121,235	$40,196	$52,997
Cash	9,163	771	629	1,981
Receivables:
Dividends and Interest	7,838	1,242	420	847
Fund Shares Sold	123	7	1	126
Prepaid Expenses and Other Assets	14	7	10	11

Total Assets	657,909	123,262	41,256	55,962

LIABILITIES:
Payables:
Investment Securities Purchased	5,825	—	366	1,574
Fund Shares Redeemed	1,125	255	8	64
Due to Advisor	101	24	13	11
Accrued Expenses and Other Liabilities	129	49	25	70

Total Liabilities	7,180	328	412	1,719

NET ASSETS	$650,729	$122,934	$40,844	$54,243

Institutional Class Shares — based on net assets of $650,729; $122,934; $40,844 and $54,243 and shares outstanding of 60,673,620, 12,019,677, 4,083,162 and 5,348,299, respectively	$10.73	$10.23	$10.00	$10.14

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$627,928	$120,619	$39,693	$52,634

NET ASSETS CONSIST OF:
Paid-In Capital	$638,108	$122,449	$40,333	$53,985
Total Distributable Earnings (Loss)	12,621	485	511	258

NET ASSETS	$650,729	$122,934	$40,844	$54,243

See accompanying Notes to Financial Statements.

271

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$10,491	$14,346	$11,625	$87,708
Income from Securities Lending	96	65	8	257

Total Investment Income	10,587	14,411	11,633	87,965

Expenses
Investment Management Fees	8,908	7,804	1,686	29,964
Accounting & Transfer Agent Fees	1,162	952	144	2,806
Custodian Fees	104	222	41	709
Filing Fees	228	142	51	260
Shareholders’ Reports	231	164	47	502
Directors’/Trustees’ Fees & Expenses	75	63	13	153
Professional Fees	77	70	14	172
Other	118	159	26	284

Total Expenses	10,903	9,576	2,022	34,850

Fees Paid Indirectly (Note C)	—	170	5	414

Net Expenses	10,903	9,406	2,017	34,436

Net Investment Income (Loss)	(316)	5,005	9,616	53,529

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	765	134,031	32,305	538,322
Affiliated Investment Companies Shares Sold	(6)	—	—	(5)
Foreign Currency Transactions	—	(1,334)	1,318	1,547
Forward Currency Contracts	—	(99,208)	(7,462)	(398,032)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,359)	(2,105)	(25,646)	(212,535)
Affiliated Investment Companies Shares	8	8	—	1
Translation of Foreign Currency-Denominated Amounts	—	8	(17)	(126)
Forward Currency Contracts	—	(52,963)	(10,471)	(121,361)

Net Realized and Unrealized Gain (Loss)	(1,592)	(21,563)	(9,973)	(192,189)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,908)	$(16,558)	$(357)	$(138,660)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

272

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$15,944	$5,865	$94,433	$71,029
Income from Securities Lending	—	—	—	70

Total Investment Income	15,944	5,865	94,433	71,099

Expenses
Investment Management Fees	3,036	3,111	5,443	13,274
Accounting & Transfer Agent Fees	329	394	1,118	1,422
Custodian Fees	117	25	60	157
Filing Fees	114	94	173	210
Shareholders’ Reports	80	102	193	251
Directors’/Trustees’ Fees & Expenses	22	25	69	78
Professional Fees	24	22	74	88
Previously Waived Fees Recovered by Advisor (Note C)	24	—	—	89
Other	39	42	136	135

Total Expenses	3,785	3,815	7,266	15,704

Fees Waived, Expenses Reimbursed by Advisor (Note C)	214	—	—	331
Fees Paid Indirectly (Note C)	83	—	—	27

Net Expenses	3,488	3,815	7,266	15,346

Net Investment Income (Loss)	12,456	2,050	87,167	55,753

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	28,889	(2,098)	63,442	79,667
Affiliated Investment Companies Shares Sold	—	—	—	(2)
Foreign Currency Transactions	911	—	—	1,496
Forward Currency Contracts	(10,452)	—	—	(23,515)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(105,179)	(21,819)	(349,602)	(94,157)
Affiliated Investment Companies Shares	—	—	—	(1)
Translation of Foreign Currency-Denominated Amounts	(232)	—	—	(124)
Forward Currency Contracts	(25,957)	—	—	(29,108)

Net Realized and Unrealized Gain (Loss)	(112,020)	(23,917)	(286,160)	(65,744)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(99,564)	$(21,867)	$(198,993)	$(9,991)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

273

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$58,083	$14,130	$59,422	$284,159
Income from Securities Lending	53	18	71	841

Total Investment Income	58,136	14,148	59,493	285,000

Expenses
Investment Management Fees	4,159	1,586	6,628	24,130
Accounting & Transfer Agent Fees	425	190	585	2,734
Custodian Fees	15	22	81	93
Filing Fees	91	67	223	443
Shareholders’ Reports	98	53	92	332
Directors’/Trustees’ Fees & Expenses	26	10	31	142
Professional Fees	33	10	37	162
Previously Waived Fees Recovered by Advisor (Note C)	29	26	—	337
Other	53	24	77	279

Total Expenses	4,929	1,988	7,754	28,652

Fees Waived, Expenses Reimbursed by Advisor (Note C)	113	224	—	712
Fees Paid Indirectly (Note C)	3	5	7	22

Net Expenses	4,813	1,759	7,747	27,918

Net Investment Income (Loss)	53,323	12,389	51,746	257,082

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	40,461	15,989	28,593	138,850
Affiliated Investment Companies Shares Sold	—	(2)	(2)	(29)
Foreign Currency Transactions	—	203	755	(58)
Forward Currency Contracts	—	(1,588)	(6,483)	(4,789)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(84,316)	(17,991)	(68,149)	(522,640)
Affiliated Investment Companies Shares	(3)	—	(3)	(21)
Translation of Foreign Currency-Denominated Amounts	—	(33)	(175)	(40)
Forward Currency Contracts	—	(2,662)	(18,897)	(4,064)

Net Realized and Unrealized Gain (Loss)	(43,858)	(6,084)	(64,361)	(392,791)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,465	$6,305	$(12,615)	$(135,709)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

274

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$15,334	—	—	—

Total Investment Income	15,334	—	—	—

Fund Investment Income
Interest	17,572	$16,919	$305,910	$21,192
Income from Securities Lending	20	—	—	27

Total Fund Investment Income	17,592	16,919	305,910	21,219

Expenses
Investment Management Fees	2,372	339	5,860	2,757
Accounting & Transfer Agent Fees	406	28	855	323
Custodian Fees	4	3	60	58
Filing Fees	119	54	169	63
Shareholders’ Reports	36	14	182	90
Directors’/Trustees’ Fees & Expenses	21	4	73	17
Professional Fees	6	3	78	18
Other	24	9	134	50

Total Expenses	2,988	454	7,411	3,376

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,189	—	—	—
Fees Paid Indirectly (Note C)	—	—	—	6

Net Expenses	799	454	7,411	3,370

Net Investment Income (Loss)	32,127	16,465	298,499	17,849

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	19,554	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	280	8,757	3,677	14,388
Affiliated Investment Companies Shares Sold	(6)	—	—	(6)
Swap Contracts	—	—	—	12,579
Foreign Currency Transactions	— —		—	26
Forward Currency Contracts	—	—	—	(7,076)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,015	5,336	131,328	(22,004)
Affiliated Investment Companies Shares	(67,438)	—	—	5
Swap Contracts	—	—	—	84,073
Translation of Foreign Currency-Denominated Amounts	—	—	—	36
Forward Currency Contracts	—	—	—	(10,062)

Net Realized and Unrealized Gain (Loss)	(40,595)	14,093	135,005	71,959

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,468)	$30,558	$433,504	$89,808

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

275

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA Global Core Plus Real Return PortfolioƱ	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
Investment Income
Interest	$1,760	$13,042	$2,066	$7,514

Total Investment Income	1,760	13,042	2,066	7,514

Expenses
Investment Management Fees	257	1,968	367	1,080
Accounting & Transfer Agent Fees	19	222	42	134
Custodian Fees	41	43	16	2
Filing Fees	9	60	21	49
Shareholders’ Reports	3	37	11	24
Directors’/Trustees’ Fees & Expenses	1	11	2	7
Professional Fees.	9	12	2	7
Organizational & Offering Costs	60	—	—	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	93
Other	6	45	18	17

Total Expenses	405	2,398	479	1,413

Fees Waived, Expenses Reimbursed by Advisor (Note C)	84	—	—	33

Net Expenses	321	2,398	479	1,380

Net Investment Income (Loss)	1,439	10,644	1,587	6,134

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	103	(40)	(37)	1
Swap Contracts	—	2,154	489	—
Foreign Currency Transactions	(87)	—	—	—
Forward Currency Contracts	2,390	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,684)	(12,300)	(1,992)	(7,648)
Swap Contracts	10,916	74,709	13,071	—
Translation of Foreign Currency-Denominated Amounts	(7)	—	—	—
Forward Currency Contracts	(81)	—	—	—

Net Realized and Unrealized Gain (Loss)	7,550	64,523	11,531	(7,647)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,989	$75,167	$13,118	$(1,513)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
Ʊ	The Portfolio commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

276

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA Short- Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$12,585	$33,441	$1,596	$7,515

Total Investment Income	12,585	33,441	1,596	7,515

Expenses
Investment Management Fees	4,500	3,841	368	1,701
Accounting & Transfer Agent Fees	548	457	40	222
Custodian Fees	29	22	1	11
Filing Fees	149	103	47	27
Shareholders’ Reports	79	78	84	38
Directors’/Trustees’ Fees & Expenses	29	24	20	11
Professional Fees	30	26	2	12
Organizational & Offering Costs	—	—	56	—
Previously Waived Fees Recovered by Advisor (Note C)	—	7	11	—
Other	51	53	7	21

Total Expenses	5,415	4,611	636	2,043

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	212	—

Net Expenses	5,415	4,611	424	2,043

Net Investment Income (Loss)	7,170	28,830	1,172	5,472

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(572)	(711)	(26)	(1,037)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(7,266)	(30,532)	(933)	(3,998)

Net Realized and Unrealized Gain (Loss)	(7,838)	(31,243)	(959)	(5,035)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(668)	$(2,413)	$213	$437

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

277

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$8,018	$1,161	$458	$366

Total Investment Income	8,018	1,161	458	366

Expenses
Investment Management Fees	1,109	223	100	119
Accounting & Transfer Agent Fees	145	25	6	13
Custodian Fees	1	1	1	—
Filing Fees	31	22	9	14
Shareholders’ Reports	23	10	22	6
Directors’/Trustees’ Fees & Expenses	7	2	—	—
Professional Fees	7	2	—	1
Previously Waived Fees Recovered by Advisor (Note C)	67	24	21	23
Other	19	6	5	1

Total Expenses	1,409	315	164	177

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	36	36	24

Net Expenses	1,409	279	128	153

Net Investment Income (Loss)	6,609	882	330	213

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(8)	(136)	—	(3)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(7,484)	(708)	(381)	(360)

Net Realized and Unrealized Gain (Loss)	(7,492)	(844)	(381)	(363)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(883)	$38	$(51)	$(150)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

278

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

					DFA Selectively		DFA
	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		Hedged Global Fixed Income Portfolio		Five-Year Global Fixed Income Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(316)	$68,670	$5,005	$43,733	$9,616	$11,983	$53,529	$53,171
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	765	982	134,031	(20,377)	32,305	(6,461)	538,322	(68,018)
Affiliated Investment Companies Shares Sold	(6)	22	—	—	—	2	(5)	(8)
Foreign Currency Transactions	—	—	(1,334)	(2,533)	1,318	115	1,547	(12,648)
Forward Currency Contracts	—	—	(99,208)	(58,082)	(7,462)	(16,347)	(398,032)	(239,386)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,359)	(3,740)	(2,105)	40,133	(25,646)	24,250	(212,535)	296,048
Affiliated Investment Companies Shares	8	(4)	8	—	—	(1)	1	(1)
Translation of Foreign Currency-Denominated Amounts	—	—	8	261	(17)	44	(126)	306
Forward Currency Contracts	—	—	(52,963)	62,888	(10,471)	10,648	(121,361)	190,190

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,908)	65,930	(16,558)	66,023	(357)	24,233	(138,660)	219,654

Distributions:
Institutional Class Shares	(1,592)	(68,850)	(30,532)	(87,479)	(353)	(30,567)	(3,819)	(335,646)
Capital Share Transactions (1):
Shares Issued	2,590,795	3,941,731	1,679,495	1,655,183	272,742	281,755	3,889,481	3,952,051
Shares Issued in Lieu of Cash Distributions	1,478	64,147	27,086	76,847	352	30,491	3,763	331,642
Shares Redeemed	(3,386,361)	(4,765,606)	(1,287,009)	(1,907,560)	(167,314)	(411,009)	(3,417,878)	(6,434,968)

Net Increase (Decrease) from Capital Share Transactions	(794,088)	(759,728)	419,572	(175,530)	105,780	(98,763)	475,366	(2,151,275)

Total Increase (Decrease) in Net Assets	(797,588)	(762,648)	372,482	(196,986)	105,070	(105,097)	332,887	(2,267,267)
Net Assets
Beginning of Year	6,655,886	7,418,534	5,321,434	5,518,420	1,130,900	1,235,997	13,288,386	15,555,653

End of Year	$5,858,298	$6,655,886	$5,693,916	$5,321,434	$1,235,970	$1,130,900	$13,621,273	$13,288,386

(1) Shares Issued and Redeemed:
Shares Issued	251,534	382,449	168,729	165,867	27,823	29,212	356,554	365,108
Shares Issued in Lieu of Cash Distributions	143	6,228	2,725	7,762	37	3,186	346	30,908
Shares Redeemed	(328,773)	(462,425)	(129,291)	(191,528)	(17,077)	(42,829)	(313,455)	(594,289)

Net Increase (Decrease) from Shares Issued and Redeemed	(77,096)	(73,748)	42,163	(17,899)	10,783	(10,431)	43,445	(198,273)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

279

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,456	$10,293	$2,050	$12,897	$87,167	$103,525	$55,753	$76,051
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	28,889	11,616	(2,098)	543	63,442	188,250	79,667	(12,624)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	(2)	10
Foreign Currency Transactions	911	20	—	—	—	—	1,496	516
Forward Currency Contracts	(10,452)	(63,182)	—	—	—	—	(23,515)	(85,854)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(105,179)	69,147	(21,819)	1,261	(349,602)	127,352	(94,157)	101,788
Affiliated Investment Companies Shares	—	—	—	—	—	—	(1)	(4)
Translation of Foreign Currency-Denominated Amounts	(232)	(60)	—	—	—	—	(124)	231
Forward Currency Contracts	(25,957)	38,139	—	—	—	—	(29,108)	44,615

Net Increase (Decrease) in Net Assets Resulting from Operations	(99,564)	65,973	(21,867)	14,701	(198,993)	419,127	(9,991)	124,729

Distributions:
Institutional Class Shares	(29,683)	(61,037)	(1,444)	(16,913)	(222,349)	(106,230)	(21,477)	(125,151)
Capital Share Transactions (1):
Shares Issued	725,829	714,742	439,716	1,413,234	2,058,069	2,091,544	2,411,769	2,148,804
Shares Issued in Lieu of Cash Distributions	28,857	59,290	1,429	16,492	218,843	104,227	20,971	122,157
Shares Redeemed	(604,660)	(563,884)	(1,188,223)	(1,215,611)	(1,494,309)	(2,280,887)	(1,366,800)	(2,557,849)

Net Increase (Decrease) from Capital Share Transactions	150,026	210,148	(747,078)	214,115	782,603	(85,116)	1,065,940	(286,888)

Total Increase (Decrease) in Net Assets	20,779	215,084	(770,389)	211,903	361,261	227,781	1,034,472	(287,310)
Net Assets
Beginning of Year	1,702,457	1,487,373	2,518,761	2,306,858	5,838,968	5,611,187	6,246,736	6,534,046

End of Year	$1,723,236	$1,702,457	$1,748,372	$2,518,761	$6,200,229	$5,838,968	$7,281,208	$6,246,736

(1) Shares Issued and Redeemed:
Shares Issued	69,334	67,517	41,751	133,644	156,915	153,647	219,226	197,554
Shares Issued in Lieu of Cash Distributions	2,694	5,751	136	1,563	16,534	7,712	1,908	11,281
Shares Redeemed	(58,363)	(53,523)	(112,763)	(115,031)	(113,961)	(167,856)	(124,232)	(236,085)

Net Increase (Decrease) from Shares Issued and Redeemed	13,665	19,745	(70,876)	20,176	59,488	(6,497)	96,902	(27,250)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

280

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate-Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$53,323	$53,931	$12,389	$12,692	$51,746	$34,817	$257,082	$240,884
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	40,461	31,351	15,989	(5,876)	28,593	1,604	138,850	58,689
Affiliated Investment Companies Shares Sold	—	(13)	(2)	—	(2)	(13)	(29)	(166)
Foreign Currency Transactions	—	—	203	(25)	755	(205)	(58)	165
Forward Currency Contracts	—	—	(1,588)	(12,061)	(6,483)	(29,694)	(4,789)	(19,756)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(84,316)	43,455	(17,991)	16,189	(68,149)	67,367	(522,640)	392,132
Affiliated Investment Companies Shares	(3)	(5)	—	(3)	(3)	(2)	(21)	(23)
Translation of Foreign Currency-Denominated Amounts	—	—	(33)	26	(175)	(59)	(40)	39
Forward Currency Contracts	—	—	(2,662)	5,632	(18,897)	24,807	(4,064)	10,137

Net Increase (Decrease) in Net Assets Resulting from Operations	9,465	128,719	6,305	16,574	(12,615)	98,622	(135,709)	682,101

Distributions:
Institutional Class Shares	(67,923)	(53,409)	(7,208)	(18,598)	(51,221)	(27,050)	(257,741)	(229,667)
Capital Share Transactions (1):
Shares Issued	700,308	894,761	295,455	297,392	1,405,734	1,278,169	5,149,011	4,131,499
Shares Issued in Lieu of Cash Distributions	64,600	50,165	6,981	17,968	51,177	27,049	253,417	226,392
Shares Redeemed	(763,707)	(601,591)	(183,594)	(261,032)	(642,342)	(529,427)	(2,548,668)	(3,491,018)

Net Increase (Decrease) from Capital Share Transactions	1,201	343,335	118,842	54,328	814,569	775,791	2,853,760	866,873

Total Increase (Decrease) in Net Assets	(57,257)	418,645	117,939	52,304	750,733	847,363	2,460,310	1,319,307
Net Assets
Beginning of Year	2,131,021	1,712,376	818,911	766,607	2,368,742	1,521,379	11,162,601	9,843,294

End of Year	$2,073,764	$2,131,021	$936,850	$818,911	$3,119,475	$2,368,742	$13,622,911	$11,162,601

(1) Shares Issued and Redeemed:
Shares Issued	60,115	77,622	28,889	29,617	130,059	120,914	435,971	351,037
Shares Issued in Lieu of Cash Distributions	5,532	4,356	685	1,788	4,692	2,619	21,558	19,533
Shares Redeemed	(65,924)	(52,978)	(17,965)	(26,150)	(59,402)	(51,353)	(216,147)	(301,834)

Net Increase (Decrease) from Shares Issued and Redeemed	(277)	29,000	11,609	5,255	75,349	72,180	241,382	68,736

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

281

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,127	$19,855	$16,465	$4,270	$298,499	$76,256	$17,849	$23,552
Capital Gain Distributions Received from Investment Securities	19,554	—	—	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	280	(357)	8,757	20,979	3,677	10,978	14,388	(7,195)
Affiliated Investment Companies Shares Sold	(6)	2,252	—	—	—	—	(6)	4
Swap Contracts	—	—	—	—	—	—	12,579	(10,398)
Foreign Currency Transactions	—	—	—	—	—	—	26	(320)
Forward Currency Contracts	—	—	—	—	—	—	(7,076)	(2,318)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,015	8,883	5,336	20,683	131,328	372,655	(22,004)	16,576
Affiliated Investment Companies Shares	(67,438)	27,503	—	—	—	—	5	(9)
Swap Contracts	—	—	—	—	—	—	84,073	3,898
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	36	20
Forward Currency Contracts	—	—	—	—	—	—	(10,062)	5,352

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,468)	58,136	30,558	45,932	433,504	459,889	89,808	29,162

Distributions:
Institutional Class Shares	(33,400)	(18,821)	(31,821)	(3,208)	(308,232)	(57,432)	(11,481)	(37,127)
Capital Share Transactions (1):
Shares Issued	1,250,930	786,152	162,753	144,835	2,516,447	1,982,544	778,490	467,499
Shares Issued in Lieu of Cash Distributions	33,397	18,817	31,821	3,208	303,621	56,270	11,228	36,198
Shares Redeemed	(408,616)	(381,156)	(96,764)	(115,132)	(1,344,084)	(1,706,524)	(463,634)	(586,975)

Net Increase (Decrease) from Capital Share Transactions	875,711	423,813	97,810	32,911	1,475,984	332,290	326,084	(83,278)

Total Increase (Decrease) in Net Assets	833,843	463,128	96,547	75,635	1,601,256	734,747	404,411	(91,243)
Net Assets
Beginning of Year	1,528,078	1,064,950	290,675	215,040	5,622,483	4,887,736	1,393,554	1,484,797

End of Year	$2,361,921	$1,528,078	$387,222	$290,675	$7,223,739	$5,622,483	$1,797,965	$1,393,554

(1) Shares Issued and Redeemed:
Shares Issued	122,222	76,437	14,170	12,395	189,749	157,067	75,414	47,262
Shares Issued in Lieu of Cash Distributions	3,271	1,857	2,726	278	23,067	4,474	1,115	3,664
Shares Redeemed	(39,894)	(37,246)	(8,383)	(10,037)	(101,386)	(136,993)	(45,214)	(59,889)

Net Increase (Decrease) from Shares Issued and Redeemed	85,599	41,048	8,513	2,636	111,430	24,548	31,315	(8,963)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

282

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio
	Period	Year	Year	Year	Year	Year	Year
	Apr 26, 2021 ʊ to Oct 31,	Ended Oct 31,	Ended Oct 31,	Ended Oct 31,	Ended Oct 31,	Ended Oct 31,	Ended Oct 31,
	2021	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,439	$10,644	$12,714	$1,587	$1,775	$6,134	$7,333
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	103	(40)	2,257	(37)	(208)	1	(418)
Swap Contracts	—	2,154	(6,402)	489	(2,167)	—	—
Foreign Currency Transactions	(87)	—	—	—	—	—	—
Forward Currency Contracts	2,390	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,684)	(12,300)	13,018	(1,992)	1,733	(7,648)	7,587
Swap Contracts	10,916	74,709	1,262	13,071	794	—	—
Translation of Foreign Currency-Denominated Amounts	(7)	—	—	—	—	—	—
Forward Currency Contracts	(81)	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	8,989	75,167	22,849	13,118	1,927	(1,513)	14,502

Distributions:
Institutional Class Shares	(950)	(10,503)	(12,801)	(1,502)	(1,824)	(6,104)	(7,369)
Return of Capital	—	—	—	—	(44)	—	—

Total Distributions	(950)	(10,503)	(12,801)	(1,502)	(1,868)	(6,104)	(7,369)

Capital Share Transactions (1):
Shares Issued	280,336	389,057	371,317	74,778	80,234	263,043	184,158
Shares Issued in Lieu of Cash Distributions	950	10,493	12,787	1,502	1,868	6,074	7,325
Shares Redeemed	(6,516)	(167,181)	(421,908)	(29,872)	(61,544)	(140,545)	(180,813)

Net Increase (Decrease) from Capital Share Transactions	274,770	232,369	(37,804)	46,408	20,558	128,572	10,670

Total Increase (Decrease) in Net Assets	282,809	297,033	(27,756)	58,024	20,617	120,955	17,803
Net Assets
Beginning of Period Year	—	856,386	884,142	156,192	135,575	527,633	509,830

End of Period Year	$282,809	$1,153,419	$856,386	$214,216	$156,192	$648,588	$527,633

(1) Shares Issued and Redeemed:
Shares Issued	27,635	36,671	37,070	7,141	8,083	25,128	17,643
Shares Issued in Lieu of Cash Distributions	92	991	1,276	144	186	581	702
Shares Redeemed	(633)	(15,824)	(42,955)	(2,850)	(6,330)	(13,431)	(17,449)

Net Increase (Decrease) from Shares Issued and Redeemed	27,094	21,838	(4,609)	4,435	1,939	12,278	896

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

283

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio		DFA Intermediate-Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
						Period
						Sep 30,
	Year	Year	Year	Year	Year	2020 ʊ	Year	Year
	Ended	Ended	Ended	Ended	Ended	to	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,170	$23,039	$28,830	$30,943	$1,172	$7	$5,472	$9,988
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(572)	(123)	(711)	(950)	(26)	—	(1,037)	(1,202)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(7,266)	1,179	(30,532)	36,549	(933)	(104)	(3,998)	(104)

Net Increase (Decrease) in Net Assets Resulting from Operations	(668)	24,095	(2,413)	66,542	213	(97)	437	8,682

Distributions:
Institutional Class Shares	(6,543)	(23,645)	(28,015)	(30,959)	(1,085)	(2)	(4,219)	(10,276)
Return of Capital	(133)	—	—	—	—	—	—	(234)

Total Distributions	(6,676)	(23,645)	(28,015)	(30,959)	(1,085)	(2)	(4,219)	(10,510)

Capital Share Transactions (1):
Shares Issued	697,627	1,175,347	602,852	618,097	208,100	86,233	235,019	312,860
Shares Issued in Lieu of Cash Distributions	6,334	20,544	26,780	29,729	1,062	2	4,100	9,989
Shares Redeemed	(893,388)	(1,181,386)	(509,964)	(709,003)	(26,614)	(686)	(399,486)	(512,377)

Net Increase (Decrease) from Capital Share Transactions	(189,427)	14,505	119,668	(61,177)	182,548	85,549	(160,367)	(189,528)

Total Increase (Decrease) in Net Assets	(196,771)	14,955	89,240	(25,594)	181,676	85,450	(164,149)	(191,356)
Net Assets
Beginning of Year	2,633,204	2,618,249	2,044,065	2,069,659	85,450	—	1,036,970	1,228,326

End of Year	$2,436,433	$2,633,204	$2,133,305	$2,044,065	$267,126	$85,450	$872,821	$1,036,970

(1) Shares Issued and Redeemed:
Shares Issued	68,541	115,265	57,137	58,952	20,696	8,625	22,853	30,376
Shares Issued in Lieu of Cash Distributions	622	2,016	2,544	2,827	106	—	399	969
Shares Redeemed	(87,771)	(115,956)	(48,381)	(68,033)	(2,641)	(69)	(38,846)	(49,795)

Net Increase (Decrease) from Shares Issued and Redeemed	(18,608)	1,325	11,300	(6,254)	18,161	8,556	(15,594)	(18,450)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

284

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,609	$7,481	$882	$1,233	$330	$710	$213	$286
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(8)	(257)	(136)	(128)	—	395	(3)	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(7,484)	6,748	(708)	224	(381)	406	(360)	723

Net Increase (Decrease) in Net Assets Resulting from Operations	(883)	13,972	38	1,329	(51)	1,511	(150)	905

Distributions:
Institutional Class Shares	(6,427)	(7,659)	(757)	(1,253)	(514)	(730)	(210)	(290)
Return of Capital	—	(69)	—	—	—	—	—	(9)

Total Distributions	(6,427)	(7,728)	(757)	(1,253)	(514)	(730)	(210)	(299)

Capital Share Transactions (1):
Shares Issued	204,983	187,912	49,146	44,688	10,847	18,722	18,226	20,069
Shares Issued in Lieu of Cash Distributions	6,350	7,612	757	1,253	513	730	209	298
Shares Redeemed	(122,161)	(152,332)	(36,378)	(57,058)	(8,054)	(56,269)	(3,245)	(4,704)

Net Increase (Decrease) from Capital Share Transactions	89,172	43,192	13,525	(11,117)	3,306	(36,817)	15,190	15,663

Total Increase (Decrease) in Net Assets	81,862	49,436	12,806	(11,041)	2,741	(36,036)	14,830	16,269
Net Assets
Beginning of Year	568,867	519,431	110,128	121,169	38,103	74,139	39,413	23,144

End of Year	$650,729	$568,867	$122,934	$110,128	$40,844	$38,103	$54,243	$39,413

(1) Shares Issued and Redeemed:
Shares Issued	18,937	17,550	4,784	4,339	1,077	1,851	1,786	1,988
Shares Issued in Lieu of Cash Distributions	587	705	74	122	51	72	21	29
Shares Redeemed	(11,292)	(14,271)	(3,538)	(5,570)	(800)	(5,545)	(319)	(471)

Net Increase (Decrease) from Shares Issued and Redeemed	8,232	3,984	1,320	(1,109)	328	(3,622)	1,488	1,546

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

285

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio					DFA Two-Year Global Fixed Income Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$10.30	$10.31	$10.24	$10.29	$10.31	$10.00	$10.03	$9.95	$9.99	$9.99

Income from Investment Operations (A)
Net Investment Income (Loss)	(—)	0.10	0.23	0.18	0.11	0.01	0.08	0.18	0.17	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	—	(0.01)	0.06	(0.06)	(0.02)	(0.04)	0.04	0.15	(0.08)	(0.03)

Total from Investment Operations	—	0.09	0.29	0.12	0.09	(0.03)	0.12	0.33	0.09	0.09

Less Distributions:
Net Investment Income	(—)	(0.10)	(0.22)	(0.17)	(0.11)	(0.06)	(0.15)	(0.25)	(0.13)	(0.09)

Total Distributions	—	(0.10)	(0.22)	(0.17)	(0.11)	(0.06)	(0.15)	(0.25)	(0.13)	(0.09)

Net Asset Value, End of Year	$10.30	$10.30	$10.31	$10.24	$10.29	$9.91	$10.00	$10.03	$9.95	$9.99

Total Return	0.02%	0.84%	2.90%	1.22%	0.86%	(0.33%)	1.23%	3.42%	0.87%	0.95%

Net Assets, End of Year (thousands)	$5,858,298	$6,655,886	$7,418,534	$7,970,071	$7,458,011	$5,693,916	$5,321,434	$5,518,420	$5,590,939	$5,201,650
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.17%	0.17%	0.17%	0.17%	0.18%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.17%	0.18%	0.17%	0.17%	0.17%	0.18%	0.18%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	—	0.95%	2.22%	1.76%	1.08%	0.09%	0.80%	1.83%	1.73%	1.21%
Portfolio Turnover Rate	96%	83%	30%	68%	86%	93%	51%	59%	81%	121%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

286

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio					DFA Five-Year Global Fixed Income Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$9.76	$9.79	$9.60	$9.66	$9.72	$10.89	$10.96	$10.90	$11.03	$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08	0.10	0.15	0.15	0.17	0.04	0.04	0.07	0.11	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)	0.11	0.34	(0.04)	(0.08)	(0.15)	0.14	0.44	(0.07)	(0.08)

Total from Investment Operations	—	0.21	0.49	0.11	0.09	(0.11)	0.18	0.51	0.04	0.10

Less Distributions:
Net Investment Income	(—)	(0.24)	(0.30)	(0.17)	(0.15)	(—)	(0.25)	(0.45)	(0.16)	(0.19)
Net Realized Gains	—	—	—	—	—	—	—	—	(0.01)	(0.04)

Total Distributions	—	(0.24)	(0.30)	(0.17)	(0.15)	—	(0.25)	(0.45)	(0.17)	(0.23)

Net Asset Value, End of Year	$9.76	$9.76	$9.79	$9.60	$9.66	$10.78	$10.89	$10.96	$10.90	$11.03

Total Return	0.03%	2.20%	5.29%	1.12%	1.00%	(0.98%)	1.64%	4.88%	0.38%	0.95%

Net Assets, End of Year (thousands)	$1,235,970	$1,130,900	$1,235,997	$1,210,704	$1,137,725	$13,621,273	$13,288,386	$15,555,653	$15,130,986	$14,085,116
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.18%	0.17%	0.17%	0.26%	0.26%	0.28%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.17%	0.18%	0.17%	0.17%	0.26%	0.27%	0.29%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	0.80%	1.01%	1.60%	1.62%	1.77%	0.39%	0.38%	0.63%	1.03%	1.66%
Portfolio Turnover Rate	94%	45%	62%	63%	52%	126%	47%	46%	67%	69%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

287

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio					DFA Short-Term Government Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$10.85	$10.85	$10.45	$10.22	$10.37	$10.56	$10.57	$10.38	$10.59	$10.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07	0.07	0.09	0.10	0.10	0.01	0.06	0.20	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.64)	0.37	1.08	0.15	0.02	(0.13)	0.01	0.19	(0.22)	(0.13)

Total from Investment Operations	(0.57)	0.44	1.17	0.25	0.12	(0.12)	0.07	0.39	(0.06)	(0.01)

Less Distributions:
Net Investment Income	(0.09)	(0.33)	(0.73)	(0.02)	(0.25)	(0.01)	(0.08)	(0.20)	(0.15)	(0.12)
Net Realized Gains	(0.09)	(0.11)	(0.04)	—	(0.02)	—	—	—	—	(0.03)

Total Distributions	(0.18)	(0.44)	(0.77)	(0.02)	(0.27)	(0.01)	(0.08)	(0.20)	(0.15)	(0.15)

Net Asset Value, End of Year	$10.10	$10.85	$10.85	$10.45	$10.22	$10.43	$10.56	$10.57	$10.38	$10.59

Total Return	(5.34%)	4.28%	11.92%	2.42%	1.31%	(1.15%)	0.63%	3.75%	(0.60%)	(0.10%)

Net Assets, End of Year (thousands)	$1,723,236	$1,702,457	$1,487,373	$1,126,037	$933,640	$1,748,372	$2,518,761	$2,306,858	$2,304,374	$2,221,841
Ratio of Expenses to Average Net Assets	0.20%	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%	0.22%	0.22%	0.21%	0.21%	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.70%	0.66%	0.85%	0.94%	1.04%	0.11%	0.52%	1.92%	1.52%	1.17%
Portfolio Turnover Rate	31%	41%	49%	37%	51%	58%	85%	58%	30%	34%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

288

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio					DFA Short-Term Extended Quality Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$13.72	$12.99	$11.88	$12.45	$12.86	$10.97	$10.95	$10.68	$10.85	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.25	0.29	0.27	0.26	0.09	0.13	0.19	0.19	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.61)	0.74	1.10	(0.57)	(0.39)	(0.10)	0.10	0.35	(0.16)	(0.07)

Total from Investment Operations	(0.42)	0.99	1.39	(0.30)	(0.13)	(0.01)	0.23	0.54	0.03	0.13

Less Distributions:
Net Investment Income	(0.17)	(0.26)	(0.28)	(0.26)	(0.25)	(0.03)	(0.21)	(0.27)	(0.19)	(0.18)
Net Realized Gains	(0.34)	—	—	(0.01)	(0.03)	—	—	—	(0.01)	—

Total Distributions	(0.51)	(0.26)	(0.28)	(0.27)	(0.28)	(0.03)	(0.21)	(0.27)	(0.20)	(0.18)

Net Asset Value, End of Year	$12.79	$13.72	$12.99	$11.88	$12.45	$10.93	$10.97	$10.95	$10.68	$10.85

Total Return	(3.20%)	7.67%	11.81%	(2.44%)	(0.93%)	(0.05%)	2.13%	5.11%	0.22%	1.19%

Net Assets, End of Year (thousands)	$6,200,229	$5,838,968	$5,611,187	$4,964,670	$4,629,841	$7,281,208	$6,246,736	$6,534,046	$5,650,059	$5,559,764
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.13%	0.12%	0.12%	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%	0.12%	0.13%	0.12%	0.12%	0.22%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.85%	2.28%	2.22%	2.06%	0.80%	1.20%	1.73%	1.76%	1.85%
Portfolio Turnover Rate	25%	45%	25%	16%	12%	80%	40%	51%	27%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

289

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio					DFA Targeted Credit Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.79	$11.29	$10.11	$10.85	$10.97	$10.18	$10.19	$9.80	$10.06	$10.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28	0.32	0.35	0.33	0.33	0.14	0.16	0.21	0.22	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.21)	0.50	1.17	(0.71)	(0.11)	(0.05)	0.07	0.42	(0.24)	(0.03)

Total from Investment Operations	0.07	0.82	1.52	(0.38)	0.22	0.09	0.23	0.63	(0.02)	0.19

Less Distributions:
Net Investment Income	(0.28)	(0.32)	(0.34)	(0.33)	(0.32)	(0.09)	(0.24)	(0.24)	(0.22)	(0.21)
Net Realized Gains	(0.09)	—	—	(0.03)	(0.02)	—	(—)	—	(0.02)	—

Total Distributions	(0.37)	(0.32)	(0.34)	(0.36)	(0.34)	(0.09)	(0.24)	(0.24)	(0.24)	(0.21)

Net Asset Value, End of Period	$11.49	$11.79	$11.29	$10.11	$10.85	$10.18	$10.18	$10.19	$9.80	$10.06

Total Return	0.52%	7.37%	15.27%	(3.53%)	2.05%	0.85%	2.32%	6.51%	(0.18%)	1.94%

Net Assets, End of Period (thousands)	$2,073,764	$2,131,021	$1,712,376	$1,782,191	$1,804,891	$936,850	$818,911	$766,607	$651,780	$514,588
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.23%	0.23%	0.22%	0.22%	0.22%	0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.44%	2.80%	3.25%	3.21%	3.03%	1.41%	1.61%	2.12%	2.25%	2.25%
Portfolio Turnover Rate	43%	42%	19%	24%	18%	65%	35%	17%	19%	41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

290

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio					DFA Investment Grade Portfolio
				Period
	Year	Year	Year	Jan 11,		Year	Year	Year	Year	Year
	Ended	Ended	Ended	2018 ʊ to		Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.91	$10.50	$9.89	$10.00		$11.96	$11.38	$10.38	$10.90	$11.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.20	0.20	0.15		0.24	0.28	0.29	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.22)	0.39	0.96	(0.21)		(0.36)	0.57	1.00	(0.53)	(0.16)

Total from Investment Operations	(0.02)	0.59	1.16	(0.06)		(0.12)	0.85	1.29	(0.26)	0.09

Less Distributions:
Net Investment Income	(0.19)	(0.18)	(0.55)	(0.05)		(0.24)	(0.27)	(0.29)	(0.26)	(0.23)
Net Realized Gains	(0.03)	—	—	—		(—)	—	—	—	—

Total Distributions	(0.22)	(0.18)	(0.55)	(0.05)		(0.24)	(0.27)	(0.29)	(0.26)	(0.23)

Net Asset Value, End of Period	$10.67	$10.91	$10.50	$9.89		$11.60	$11.96	$11.38	$10.38	$10.90

Total Return	(0.22%)	5.69%	12.33%	(0.56	%)(B)	(1.01%)	7.54%	12.60%	(2.38%)	0.86%

Net Assets, End of Period (thousands)	$3,119,475	$2,368,742	$1,521,379	$592,325		$13,622,911	$11,162,601	$9,843,294	$8,638,793	$8,185,290
Ratio of Expenses to Average Net Assets *	0.28%	0.29%	0.30%	0.30	%(C)(D)(E)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.28%	0.29%	0.30%	0.31	%(C)(D)(E)	0.22%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.87%	1.90%	1.99%	1.82	%(D)(E)	2.02%	2.38%	2.69%	2.55%	2.32%
Portfolio Turnover Rate	17%	32%	14%	68	%(B)	17%	22%	21%	15%	18%

*The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	0.01%		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

291

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio										DFA LTIP Portfolio
	Year		Year		Year		Year		Year		Year	Year	Year	Year	Year
	Ended		Ended		Ended		Ended		Ended		Ended	Ended	Ended	Ended	Ended
	Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021		2020		2019		2018		2017		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.36		$10.00		$9.47		$9.76		$9.92		$12.16	$10.11	$8.47	$9.31	$9.81

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.17		0.22		0.19		0.15		0.56	0.20	0.24	0.33	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.22)		0.35		0.53		(0.29)		(0.16)		0.39	1.99	1.66	(0.83)	(0.50)

Total from Investment Operations	(0.05)		0.52		0.75		(0.10)		(0.01)		0.95	2.19	1.90	(0.50)	(0.25)

Less Distributions:
Net Investment Income	(0.17)		(0.16)		(0.22)		(0.19)		(0.15)		(0.52)	(0.14)	(0.22)	(0.34)	(0.24)
Net Realized Gains	(0.01)		—		—		(—)		—		(0.65)	—	(0.04)	—	(0.01)

Total Distributions	(0.18)		(0.16)		(0.22)		(0.19)		(0.15)		(1.17)	(0.14)	(0.26)	(0.34)	(0.25)

Net Asset Value, End of Period	$10.13		$10.36		$10.00		$9.47		$9.76		$11.94	$12.16	$10.11	$8.47	$9.31

Total Return	(0.54%)		5.26%		7.97%		(1.05%)		(0.05%)		8.30%	21.75%	22.69%	(5.73%)	(2.52%)

Net Assets, End of Period (thousands)	$2,361,921		$1,528,078		$1,064,950		$796,296		$530,016		$387,222	$290,675	$215,040	$168,648	$124,591
Ratio of Expenses to Average Net Assets *	0.15	%(C)	0.15	%(C)	0.15	%(C)	0.15	%(C)	0.15	%(C)	0.13%	0.14%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.26	%(C)	0.27	%(C)	0.27	%(C)	0.26	%(C)	0.29	%(C)	0.13%	0.14%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.63%		1.61%		2.21%		1.93%		1.56%		4.86%	1.71%	2.52%	3.52%	2.75%
Portfolio Turnover Rate	2%		12%		3%		3%		5%		39%	65%	38%	53%	2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%		0.11%		0.12%		0.11%		0.11%		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

292

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio					DFA Short-Duration Real Return Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$13.05	$12.03	$11.25	$11.79	$12.09	$10.05	$10.06	$9.92	$10.02	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.61	0.19	0.25	0.35	0.25	0.12	0.17	0.20	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.27	0.97	0.78	(0.52)	(0.29)	0.49	0.07	0.20	(0.11)	(0.03)

Total from Investment Operations	0.88	1.16	1.03	(0.17)	(0.04)	0.61	0.24	0.40	0.07	0.14

Less Distributions:
Net Investment Income	(0.57)	(0.13)	(0.25)	(0.37)	(0.23)	(0.08)	(0.25)	(0.26)	(0.17)	(0.14)
Net Realized Gains	(0.04)	(0.01)	—	—	(0.03)	—	—	—	—	—

Total Distributions	(0.61)	(0.14)	(0.25)	(0.37)	(0.26)	(0.08)	(0.25)	(0.26)	(0.17)	(0.14)

Net Asset Value, End of Year	$13.32	$13.05	$12.03	$11.25	$11.79	$10.58	$10.05	$10.06	$9.92	$10.02

Total Return	6.91%	9.69%	9.16%	(1.53%)	(0.26%)	6.13%	2.43%	4.16%	0.70%	1.42%

Net Assets, End of Year (thousands)	$7,223,739	$5,622,483	$4,887,736	$4,491,326	$4,359,301	$1,797,965	$1,393,554	$1,484,797	$1,441,718	$1,130,418
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.22%	0.23%	0.24%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%	0.12%	0.12%	0.12%	0.12%	0.22%	0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.58%	1.49%	2.13%	3.01%	2.14%	1.17%	1.68%	1.98%	1.78%	1.72%
Portfolio Turnover Rate	1%	15%	28%	24%	16%	72%	44%	42%	39%	35%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

293

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio		DFA Municipal Real Return Portfolio
	Period Apr 26, 2021 Ʊ to Oct 31, 2021		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period	$10.00		$10.21	$9.99	$9.71	$9.94	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.11	0.15	0.16	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	0.40		0.70	0.22	0.28	(0.23)	0.01

Total from Investment Operations	0.48		0.81	0.37	0.44	(0.08)	0.14

Less Distributions:
Net Investment Income	(0.04)		(0.11)	(0.15)	(0.16)	(0.15)	(0.13)

Total Distributions	(0.04)		(0.11)	(0.15)	(0.16)	(0.15)	(0.13)

Net Asset Value, End of Period	$10.44		$10.91	$10.21	$9.99	$9.71	$9.94

Total Return	4.78	%(B)	8.00%	3.77%	4.56%	(0.86%)	1.42%

Net Assets, End of Period (thousands)	$282,809		$1,153,419	$856,386	$884,142	$865,710	$716,821
Ratio of Expenses to Average Net Assets	0.30	%(D)(E)	0.24%	0.24%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38	%(D)(E)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.34	%(D)(E)	1.08%	1.51%	1.62%	1.51%	1.34%
Portfolio Turnover Rate	27	%(B)	14%	34%	6%	8%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

294

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Municipal Real Return Portfolio					DFA Municipal Bond Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Nov 1, 2017 ʊ to Oct 31, 2018		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$10.10	$10.02	$9.80	$10.00		$10.50	$10.33	$9.96	$10.18	$10.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.12	0.15	0.13		0.11	0.15	0.15	0.14	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.66	0.08	0.21	(0.22)		(0.13)	0.17	0.37	(0.23)	(0.04)

Total from Investment Operations	0.75	0.20	0.36	(0.09)		(0.02)	0.32	0.52	(0.09)	0.08

Less Distributions:
Net Investment Income	(0.09)	(0.12)	(0.14)	(0.11)		(0.11)	(0.15)	(0.15)	(0.13)	(0.12)
Return of Capital	—	(0.00)*	—	—		—	—	—	—	—

Total Distributions	(0.09)	(0.12)	(0.14)	(0.11)		(0.11)	(0.15)	(0.15)	(0.13)	(0.12)

Net Asset Value, End of Year	$10.76	$10.10	$10.02	$9.80		$10.37	$10.50	$10.33	$9.96	$10.18

Total Return	7.41%	2.04%	3.73%	(0.86	%)(B)	(0.23%)	3.11%	5.28%	(0.84%)	0.76%

Net Assets, End of Year (thousands)	$214,216	$156,192	$135,575	$122,368		$648,588	$527,633	$509,830	$453,447	$351,938
Ratio of Expenses to Average Net Assets	0.26%	0.27%	0.28%	0.30	%(D)(E)	0.23%	0.23%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%	0.28%	0.29%	0.32	%(D)(E)	0.23%	0.23%	0.25%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.86%	1.19%	1.46%	1.31	%(D)(E)	1.02%	1.43%	1.51%	1.38%	1.17%
Portfolio Turnover Rate	24%	21%	12%	2	%(B)	15%	33%	13%	11%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

295

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio					DFA Intermediate-Term Municipal Bond Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$10.19	$10.18	$10.10	$10.18	$10.21	$10.58	$10.38	$9.93	$10.19	$10.25

Income from Investment Operations (A)
Net Investment Income (Loss)	0.03	0.09	0.12	0.11	0.10	0.14	0.16	0.16	0.15	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	0.01	0.08	(0.08)	(0.03)	(0.15)	0.20	0.45	(0.26)	(0.06)

Total from Investment Operations	—	0.10	0.20	0.03	0.07	(0.01)	0.36	0.61	(0.11)	0.08

Less Distributions:
Net Investment Income	(0.03)	(0.09)	(0.12)	(0.11)	(0.10)	(0.14)	(0.16)	(0.16)	(0.15)	(0.14)

Total Distributions	(0.03)	(0.09)	(0.12)	(0.11)	(0.10)	(0.14)	(0.16)	(0.16)	(0.15)	(0.14)

Net Asset Value, End of Year	$10.16	$10.19	$10.18	$10.10	$10.18	$10.43	$10.58	$10.38	$9.93	$10.19

Total Return	(0.03%)	1.02%	2.03%	0.28%	0.67%	(0.11%)	3.47%	6.17%	(1.08%)	0.75%

Net Assets, End of Year (thousands)	$2,436,433	$2,633,204	$2,618,249	$2,553,257	$2,531,941	$2,133,305	$2,044,065	$2,069,659	$1,782,680	$1,667,648
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.23%	0.22%	0.22%	0.22%	0.23%	0.23%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.23%	0.22%	0.22%	0.22%	0.23%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.29%	0.88%	1.22%	1.08%	0.96%	1.35%	1.50%	1.57%	1.51%	1.35%
Portfolio Turnover Rate	67%	140%	90%	31%	16%	9%	31%	12%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

296

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selective State Municipal Bond Portfolio			DFA California Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2021	Period Sep 30, 2020 ʊ to Oct 31, 2020		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period	$9.99	$10.00		$10.29	$10.30	$10.23	$10.31	$10.33

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06	—		0.06	0.09	0.12	0.11	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	(0.01)		(0.05)	(0.01)	0.07	(0.09)	(0.02)

Total from Investment Operations	0.07	(0.01)		0.01	0.08	0.19	0.02	0.07

Less Distributions:
Net Investment Income	(0.06)	(—)		(0.05)	(0.09)	(0.12)	(0.10)	(0.09)
Return of Capital	—	—		—	(0.00)*	—	—	—

Total Distributions	(0.06)	—		(0.05)	(0.09)	(0.12)	(0.10)	(0.09)

Net Asset Value, End of Period	$10.00	$9.99		$10.25	$10.29	$10.30	$10.23	$10.31

Total Return	0.66%	(0.10	%)(B)	0.05%	0.82%	1.88%	0.22%	0.68%

Net Assets, End of Period (thousands)	$267,126	$85,450		$872,821	$1,036,970	$1,228,326	$1,185,733	$1,031,539
Ratio of Expenses to Average Net Assets	0.23%	0.23	%(D)(E)	0.22%	0.22%	0.23%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.34%	0.34	%(D)(E)	0.22%	0.22%	0.24%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.11	%(D)(E)	0.58%	0.87%	1.19%	1.02%	0.88%
Portfolio Turnover Rate	3%	0	%(B)	55%	83%	97%	39%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

297

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio					DFA NY Municipal Bond Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period	$10.85	$10.72	$10.33	$10.58	$10.62	$10.29	$10.26	$10.10	$10.24	$10.25

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.15	0.16	0.15	0.14	0.08	0.11	0.14	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	0.13	0.38	(0.25)	(0.04)	(0.07)	0.03	0.15	(0.14)	(0.01)

Total from Investment Operations	(0.01)	0.28	0.54	(0.10)	0.10	0.01	0.14	0.29	(0.02)	0.10

Less Distributions:
Net Investment Income	(0.11)	(0.15)	(0.15)	(0.15)	(0.14)	(0.07)	(0.11)	(0.13)	(0.12)	(0.11)
Return of Capital	—	(0.00)*	—	—	—	—	—	—	—	—

Total Distributions	(0.11)	(0.15)	(0.15)	(0.15)	(0.14)	(0.07)	(0.11)	(0.13)	(0.12)	(0.11)

Net Asset Value, End of Period.	$10.73	$10.85	$10.72	$10.33	$10.58	$10.23	$10.29	$10.26	$10.10	$10.24

Total Return	(0.07%)	2.66%	5.30%	(0.96%)	0.97%	0.10%	1.39%	2.92%	(0.20%)	0.94%

Net Assets, End of Period (thousands)	$650,729	$568,867	$519,431	$435,549	$347,302	$122,934	$110,128	$121,169	$100,432	$91,204
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.22%	0.23%	0.23%	0.25%	0.24%	0.23%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%	0.23%	0.24%	0.23%	0.23%	0.28%	0.28%	0.29%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.38%	1.47%	1.45%	1.36%	0.79%	1.07%	1.32%	1.20%	1.06%
Portfolio Turnover Rate	10%	33%	19%	7%	7%	54%	91%	40%	27%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

298

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA MN Municipal Bond Portfolio						DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jul 25, 2017 ʊ to Oct 31, 2017		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Sep 10, 2019 ʊ to Oct 31, 2019
Net Asset Value, Beginning of Period.	$10.15	$10.05	$9.73	$9.95	$10.00		$10.21	$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08	0.11	0.11	0.11	0.02		0.05	0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	0.10	0.32	(0.22)	(0.05)		(0.08)	0.21	(0.01)

Total from Investment Operations	(0.02)	0.21	0.43	(0.11)	(0.03)		(0.03)	0.30	—

Less Distributions:
Net Investment Income	(0.08)	(0.11)	(0.11)	(0.11)	(0.02)		(0.04)	(0.09)	(—)
Net Realized Gains	(0.05)	—	—	—	—		—	—	—
Return of Capital	—	—	—	—	—		—	(0.00)*	—

Total Distributions	(0.13)	(0.11)	(0.11)	(0.11)	(0.02)		(0.04)	(0.09)	—

Net Asset Value, End of Period	$10.00	$10.15	$10.05	$9.73	$9.95		$10.14	$10.21	$10.00

Total Return	(0.18%)	2.13%	4.47%	(1.16%)	(0.28	%)(B)	(0.25%) 3.03%		0.05	%(B)

Net Assets, End of Period (thousands)	$40,844	$38,103	$74,139	$66,318	$61,259		$54,243	$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.32%	0.30%	0.30%	0.32%	0.24	%(D)(E)	0.32%	0.29%	0.32	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.41%	0.37%	0.38%	0.38%	0.37	%(D)(E)	0.37%	0.87%	0.65	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	0.83%	1.05%	1.14%	1.09%	0.96	%(D)(E)	0.45%	0.87%	0.47	%(D)(E)
Portfolio Turnover Rate	20%	27%	14%	14%	N/A	(B)	8%	11%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

299

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which twenty-eight (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the "Underlying Funds"). The Underlying Funds’ shareholder reports are included in this report. As of October 31, 2021, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/21
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	12%
	DFA Intermediate Government Fixed Income
	Portfolio	19%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

300

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

301

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA’s are valued at the current market value of the underlying securities, according to the procedures described in the section entitled "Valuation of Securities".

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

302

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.14%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.22%
DFA World ex U.S. Government Fixed Income Portfolio	0.17%
DFA Short-Term Government Portfolio	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.19%
DFA Intermediate-Term Extended Quality Portfolio	0.19%
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.24%
DFA Investment Grade Portfolio	0.19%
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.24%
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.18%
DFA Short-Term Municipal Bond Portfolio	0.18%
DFA Intermediate-Term Municipal Bond Portfolio	0.18%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA California Short-Term Municipal Bond Portfolio	0.18%
DFA California Intermediate-Term Municipal Bond Portfolio	0.18%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the DFA Global Core Plus Real Return Portfolio will remain in effect through February 28, 2023, while the Fee Waiver Agreements for each of the other Portfolios will remain in effect through February 28, 2022. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio.

303

The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$24	$214	$747
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.22%	89	331	1,748
DFA Intermediate-Term Extended Quality Portfolio (1)	0.22%	29	113	417
DFA Targeted Credit Portfolio (1)	0.20%	26	224	741
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—
DFA Investment Grade Portfolio (4)	0.22%	337	712	1,938
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	2,189	4,770
DFA LTIP Portfolio (1)	0.15%	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5) .	0.24%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.30%	—	84	84
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (3)	0.30%	—	—	—
DFA Municipal Bond Portfolio (1)	0.23%	93	33	99
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	7	—	—
DFA Selective State Municipal Bond Portfolio (1)	0.23%	11	212	214
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	67	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	24	36	102
DFA MN Municipal Bond Portfolio (1)	0.32%	21	36	95
DFA Oregon Municipal Bond Portfolio (1)	0.32%	23	24	189

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

304

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$170
DFA Selectively Hedged Global Fixed Income Portfolio	5
DFA Five-Year Global Fixed Income Portfolio	414
DFA World ex U.S. Government Fixed Income Portfolio	83
DFA Short-Term Extended Quality Portfolio	27
DFA Intermediate-Term Extended Quality Portfolio	3
DFA Targeted Credit Portfolio	5
DFA Global Core Plus Fixed Income Portfolio	7
DFA Investment Grade Portfolio	22
DFA Short-Duration Real Return Portfolio	6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

305

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$363
DFA Two-Year Global Fixed Income Portfolio	$288
DFA Selectively Hedged Global Fixed Income Portfolio	34
DFA Five-Year Global Fixed Income Portfolio	380
DFA World ex U.S. Government Fixed Income Portfolio	24
DFA Short-Term Government Portfolio	81
DFA Intermediate Government Fixed Income Portfolio	153
DFA Short-Term Extended Quality Portfolio	133
DFA Intermediate-Term Extended Quality Portfolio	43
DFA Targeted Credit Portfolio	11
DFA Global Core Plus Fixed Income Portfolio	20
DFA Investment Grade Portfolio	172
DFA Diversified Fixed Income Portfolio	17
DFA LTIP Portfolio	3
DFA Inflation-Protected Securities Portfolio	127
DFA Short-Duration Real Return Portfolio	22
DFA Global Core Plus Real Return Portfolio	—
DFA Municipal Real Return Portfolio	12
DFA California Municipal Real Return Portfolio	2
DFA Municipal Bond Portfolio	7
DFA Short-Term Municipal Bond Portfolio	86
DFA Intermediate-Term Municipal Bond Portfolio	33
DFA Selective State Municipal Bond Portfolio	1
DFA California Short-Term Municipal Bond Portfolio	27
DFA California Intermediate-Term Municipal Bond Portfolio	9
DFA NY Municipal Bond Portfolio	2
DFA MN Municipal Bond Portfolio	1
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$2,307,319	$1,364,397	$465,209 $	587,451
DFA Two-Year Global Fixed Income Portfolio	2,290,095	801,410	2,519,816	2,659,266
DFA Selectively Hedged Global Fixed Income Portfolio	277,019	381,949	944,170	719,226
DFA Five-Year Global Fixed Income Portfolio	6,298,631	3,277,034	11,427,305	12,875,189
DFA World ex U.S. Government Fixed Income Portfolio	160,197	206,409	503,814	332,562
DFA Short-Term Government Portfolio	1,614,604	866,161	—	—
DFA Intermediate Government Fixed Income Portfolio	2,209,463	1,518,278	—	—
DFA Short-Term Extended Quality Portfolio	1,734,378	2,083,044	4,847,653	3,072,168

306

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Intermediate-Term Extended Quality Portfolio	$268,195	$313,808	$654,678	$603,097
DFA Targeted Credit Portfolio	45,918	15,663	614,577	540,651
DFA Global Core Plus Fixed Income Portfolio	4,990,817	4,905,213	1,240,610	455,506
DFA Investment Grade Portfolio	2,945,445	486,803	2,185,635	1,697,242
DFA Diversified Fixed Income Portfolio	182,016	30,078	479,539	—
DFA LTIP Portfolio	198,969	129,480	—	—
DFA Inflation-Protected Securities Portfolio	1,243,800	59,262	—	—
DFA Short-Duration Real Return Portfolio	387,736	363,845	1,011,796	672,040
DFA Global Core Plus Real Return Portfolio	214,546	181,760	272,985	9,021
DFA Municipal Real Return Portfolio	—	—	440,447	125,768
DFA California Municipal Real Return Portfolio	—	—	102,288	40,285
DFA Municipal Bond Portfolio	—	—	226,607	85,675
DFA Short-Term Municipal Bond Portfolio	—	—	1,429,707	1,300,931
DFA Intermediate-Term Municipal Bond Portfolio	—	—	357,163	183,998
DFA Selective State Municipal Bond Portfolio	—	—	192,531	5,474
DFA California Short-Term Municipal Bond Portfolio	—	—	445,180	508,068
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	164,139	57,876
DFA NY Municipal Bond Portfolio	—	—	70,215	53,560
DFA MN Municipal Bond Portfolio	—	—	11,433	7,405
DFA Oregon Municipal Bond Portfolio	—	—	20,582	3,898

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$25,523	$1,951,444	$1,512,459	$(6)	$8	$464,510	40,148	$23	—

Total	$25,523	$1,951,444	$1,512,459	$(6)	$8	$464,510	40,148	$23	—

307

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$559	$614,462	$423,523	—	$8	$191,506	16,552	$13	—

Total	$559	$614,462	$423,523	—	$8	$191,506	16,552	$13	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$3,284	$192,911	$184,785	—	—	$11,410	986	$5	—

Total	$3,284	$192,911	$184,785	—	—	$11,410	986	$5	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$5,141	$2,666,052	$2,460,739	$(5)	$1	$210,450	18,189	$113	—

Total	$5,141	$2,666,052	$2,460,739	$(5)	$1	$210,450	18,189	$113	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$16,175	$894,779	$820,747	$(2)	$(1)	$90,204	7,796	$39	—

Total	$16,175	$894,779	$820,747	$(2)	$(1)	$90,204	7,796	$39	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$60,338	$423,356	$432,035	—	$(3)	$51,656	4,465	$32	—

Total	$60,338	$423,356	$432,035	—	$(3)	$51,656	4,465	$32	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$21,469	$71,360	$82,182	$(2)	—	$10,645	920	$8	—

Total	$21,469	$71,360	$82,182	$(2)	—	$10,645	920	$8	—

DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$41,025	$292,782	$238,463	$(2)	$(3)	$95,339	8,240	—	—

Total	$41,025	$292,782	$238,463	$(2)	$(3)	$95,339	8,240	—	—

308

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$400,297	$3,658,936	$3,569,102	$(29)	$(21)	$490,081	42,358	$373	—

Total	$400,297	$3,658,936	$3,569,102	$(29)	$(21)	$490,081	42,358	$373	—

DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$761,005	$479,539	—	—	$(62,244)	$1,178,300	92,127	$12,608	$19,554
DFA Two-Year Global Fixed Income	455,234	253,251	—	—	(5,194)	703,291	70,967	2,726	—
The DFA Short Term Investment Fund	2	1,046,518	$1,046,400	$(6)	—	114	10	—	—

Total	$1,216,241	$1,779,308	$1,046,400	$(6)	$(67,438)	$1,881,705	163,104	$15,334	$19,554

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$79,380	$251,932	$314,261	$(6)	$5	$17,050	1,474	$14	—

Total	$79,380	$251,932	$314,261	$(6)	$5	$17,050	1,474	$14	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

309

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total*
DFA One-Year Fixed Income Portfolio
2020	$68,850	—	—	$68,850
2021	1,592	—	—	1,592
DFA Two-Year Global Fixed Income Portfolio
2020	87,479	—	—	87,479
2021	30,533	—	—	30,533
DFA Selectively Hedged Global Fixed Income Portfolio
2020	30,567	—	—	30,567
2021	353	—	—	353
DFA Five-Year Global Fixed Income Portfolio
2020	335,646	—	—	335,646
2021	3,819	—	—	3,819
DFA World ex U.S. Government Fixed Income Portfolio
2020	48,102	$12,935	—	61,037
2021	18,746	10,937	—	29,683
DFA Short-Term Government Portfolio
2020	16,913	—	—	16,913
2021	1,444	—	—	1,444
DFA Intermediate Government Fixed Income Portfolio
2020	106,230	—	—	106,230
2021	91,121	131,228	—	222,349
DFA Short-Term Extended Quality Portfolio
2020	125,151	—	—	125,151
2021	21,477	—	—	21,477
DFA Intermediate-Term Extended Quality Portfolio
2020	53,409	—	—	53,409
2021	52,008	15,915	—	67,923
DFA Targeted Credit Portfolio
2020	18,526	72	—	18,598
2021	7,207	—	—	7,207
DFA Global Core Plus Fixed Income Portfolio
2020	27,050	—	—	27,050
2021	48,617	2,604	—	51,221
DFA Investment Grade Portfolio
2020	229,667	—	—	229,667
2021	257,741	—	—	257,741
DFA Diversified Fixed Income Portfolio
2020	18,821	—	—	18,821
2021	31,946	1,454	—	33,400
DFA LTIP Portfolio
2020	3,208	—	—	3,208
2021	16,485	15,336	—	31,821

310

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total*
DFA Inflation-Protected Securities Portfolio
2020	$53,806	$3,626	—	$57,432
2021	290,081	18,151	—	308,232
DFA Short-Duration Real Return Portfolio
2020	37,128	—	—	37,128
2021	11,480	—	—	11,480
DFA Global Core Plus Real Return Portfolio
2021	950	—	—	950
DFA Municipal Real Return Portfolio
2020	—	—	$12,801	12,801
2021	—	—	10,503	10,503
DFA California Municipal Real Return Portfolio
2020	—	—	1,824	1,824
2021	—	—	1,502	1,502
DFA Municipal Bond Portfolio
2020	—	—	7,369	7,369
2021	—	—	6,104	6,104
DFA Short-Term Municipal Bond Portfolio
2020	—	—	23,645	23,645
2021	—	—	6,543	6,676
DFA Intermediate-Term Municipal Bond Portfolio
2020	—	—	30,959	30,959
2021	—	—	28,015	28,015
DFA Selective State Municipal Bond Portfolio
2020	—	—	2	2
2021	—	—	1,085	1,085
DFA California Short-Term Municipal Bond Portfolio
2020	—	—	10,276	10,276
2021	—	—	4,219	4,219
DFA California Intermediate-Term Municipal Bond Portfolio
2020	—	—	7,660	7,660
2021	—	—	6,427	6,427
DFA NY Municipal Bond Portfolio
2020	—	—	1,253	1,253
2021	—	—	757	757
DFA MN Municipal Bond Portfolio
2020	—	—	730	730
2021	13	177	323	513
DFA Oregon Municipal Bond Portfolio
2020	—	—	289	289
2021	—	—	$210	$210

*

Totals do not include distributions from return of capital during the year ended October 31, 2020, of $44, $0, $234, $69 and $9, and during the year ended October 31, 2021, of $0, $133, $0, $0 and $0, for the DFA California Municipal Real Return Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio, respectively.

311

The DFA Global Core Plus Real Return Portfolio commenced operations on April 26, 2021, and did not pay any distributions for the year ended October 31, 2020.

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	—	—	—
DFA Two-Year Global Fixed Income Portfolio	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	$(1,319)	—	$(1,319)
DFA Five-Year Global Fixed Income Portfolio	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio	—	—	—
DFA Short-Term Government Portfolio	(204)	—	(204)
DFA Intermediate Government Fixed Income Portfolio	(7,944)	—	(7,944)
DFA Short-Term Extended Quality Portfolio	(4,881)	—	(4,881)
DFA Intermediate-Term Extended Quality Portfolio	(1,801)	$(5,438)	(7,239)
DFA Targeted Credit Portfolio	(990)	—	(990)
DFA Global Core Plus Fixed Income Portfolio	(5,882)	(89)	(5,971)
DFA Investment Grade Portfolio	(17,480)	—	(17,480)
DFA Diversified Fixed Income Portfolio	(2,525)	—	(2,525)
DFA LTIP Portfolio	(1,397)	(885)	(2,282)
DFA Inflation-Protected Securities Portfolio	(14,860)	—	(14,860)
DFA Short-Duration Real Return Portfolio	(1,641)	—	(1,641)
DFA Global Core Plus Real Return Portfolio	(21)	—	(21)
DFA Municipal Real Return Portfolio	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—
DFA Municipal Bond Portfolio	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—

312

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(10,900)	$(1,034)	$(11,934)
DFA Two-Year Global Fixed Income Portfolio	$13,122	—	(18,662)	(24,332)	(29,872)
DFA Selectively Hedged Global Fixed Income Portfolio	20,735	—	(70,032)	(7,278)	(56,575)
DFA Five-Year Global Fixed Income Portfolio	85,965	—	(37,171)	(201,234)	(152,440)
DFA World ex U.S. Government Fixed Income Portfolio	14,199	$16,048	—	(47,435)	(17,188)
DFA Short-Term Government Portfolio	393	—	(26,485)	(21,155)	(47,247)
DFA Intermediate Government Fixed Income Portfolio	2,115	63,393	—	21,216	86,724
DFA Short-Term Extended Quality Portfolio	42,488	9,077	—	(30,419)	21,146
DFA Intermediate-Term Extended Quality Portfolio	—	34,961	—	48,859	83,820
DFA Targeted Credit Portfolio	9,529	1,911	—	(1,844)	9,596
DFA Global Core Plus Fixed Income Portfolio	37,715	21,555	—	284	59,554
DFA Investment Grade Portfolio	26,353	116,600	—	335,180	478,133
DFA Diversified Fixed Income Portfolio	791	17,880	—	3,204	21,875
DFA LTIP Portfolio	—	8,711	(2)	46,006	54,715
DFA Inflation-Protected Securities Portfolio	10,492	3,670	—	642,896	657,058
DFA Short-Duration Real Return Portfolio	14,541	—	(10,690)	68,721	72,572
DFA Global Core Plus Real Return Portfolio	896	—	—	7,218	8,114
DFA Municipal Real Return Portfolio	—	—	(4,521)	91,975	87,454
DFA California Municipal Real Return Portfolio	—	—	(1,962)	14,223	12,261
DFA Municipal Bond Portfolio	—	—	(464)	9,768	9,304
DFA Short-Term Municipal Bond Portfolio	—	—	(190)	(557)	(747)
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(1,371)	61,283	59,912
DFA Selective State Municipal Bond Portfolio	—	—	(26)	(991)	(1,017)
DFA California Short-Term Municipal Bond Portfolio	—	—	(1,639)	1,220	(419)
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(397)	12,835	12,438
DFA NY Municipal Bond Portfolio	—	—	(138)	616	478
DFA MN Municipal Bond Portfolio	—	—	(—)	503	503
DFA Oregon Municipal Bond Portfolio	—	—	(109)	363	254

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$10,900	$10,900
DFA Two-Year Global Fixed Income Portfolio	18,662	18,662
DFA Selectively Hedged Global Fixed Income Portfolio	70,032	70,032
DFA Five-Year Global Fixed Income Portfolio	37,171	37,171
DFA World ex U.S. Government Fixed Income Portfolio	—	—
DFA Short-Term Government Portfolio	26,485	26,485
DFA Intermediate Government Fixed Income Portfolio	—	—
DFA Short-Term Extended Quality Portfolio	—	—
DFA Intermediate-Term Extended Quality Portfolio	—	—
DFA Targeted Credit Portfolio	—	—
DFA Global Core Plus Fixed Income Portfolio	—	—
DFA Investment Grade Portfolio	—	—
DFA Diversified Fixed Income Portfolio	—	—
DFA LTIP Portfolio	2	2
DFA Inflation-Protected Securities Portfolio	—	—
DFA Short-Duration Real Return Portfolio	10,690	10,690
DFA Global Core Plus Real Return Portfolio	—	—
DFA Municipal Real Return Portfolio	4,521	4,521
DFA California Municipal Real Return Portfolio	1,962	1,962
DFA Municipal Bond Portfolio	464	464
DFA Short-Term Municipal Bond Portfolio	190	190
DFA Intermediate-Term Municipal Bond Portfolio	1,371	1,371
DFA Selective State Municipal Bond Portfolio	26	26
DFA California Short-Term Municipal Bond Portfolio	1,639	1,639
DFA California Intermediate-Term Municipal Bond Portfolio	397	397
DFA NY Municipal Bond Portfolio	138	138
DFA MN Municipal Bond Portfolio	—	—
DFA Oregon Municipal Bond Portfolio	109	109

314

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$753
DFA Two-Year Global Fixed Income Portfolio	772
DFA Selectively Hedged Global Fixed Income Portfolio	7,509
DFA Five-Year Global Fixed Income Portfolio	76,590
DFA Short-Term Extended Quality Portfolio	17,849
DFA Targeted Credit Portfolio	4,757
DFA LTIP Portfolio	66
DFA Short-Duration Real Return Portfolio	17,685
DFA Municipal Real Return Portfolio	2,148
DFA California Municipal Real Return Portfolio	490
DFA Municipal Bond Portfolio	1
DFA Short-Term Municipal Bond Portfolio	108
DFA California Short-Term Municipal Bond Portfolio	200

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$6,315,094	$672	$(1,704)	$(1,032)
DFA Two-Year Global Fixed Income Portfolio	5,860,838	17,159	(41,662)	(24,503)
DFA Selectively Hedged Global Fixed Income Portfolio	1,238,240	16,463	(23,776)	(7,313)
DFA Five-Year Global Fixed Income Portfolio	14,004,622	31,114	(232,562)	(201,448)
DFA World ex U.S. Government Fixed Income Portfolio	1,741,985	52,006	(99,317)	(47,311)
DFA Short-Term Government Portfolio	1,744,033	207	(21,362)	(21,155)
DFA Intermediate Government Fixed Income Portfolio	6,137,244	143,029	(121,813)	21,216
DFA Short-Term Extended Quality Portfolio	7,320,574	60,409	(90,883)	(30,474)
DFA Intermediate-Term Extended Quality Portfolio	2,060,589	70,843	(21,985)	48,858
DFA Targeted Credit Portfolio	901,076	5,574	(7,329)	(1,755)
DFA Global Core Plus Fixed Income Portfolio	3,453,414	41,148	(40,877)	271
DFA Investment Grade Portfolio	13,643,016	446,545	(111,365)	335,180
DFA Diversified Fixed Income Portfolio	2,357,653	17,627	(14,423)	3,204
DFA LTIP Portfolio	340,855	46,006	—	46,006
DFA Inflation-Protected Securities Portfolio	6,560,698	643,045	(149)	642,896
DFA Short-Duration Real Return Portfolio	1,710,637	84,956	(16,277)	68,679
DFA Global Core Plus Real Return Portfolio	293,996	11,441	(4,215)	7,226
DFA Municipal Real Return Portfolio	1,042,722	93,641	(1,666)	91,975
DFA California Municipal Real Return Portfolio	197,146	14,530	(306)	14,224
DFA Municipal Bond Portfolio	630,904	11,631	(1,863)	9,768
DFA Short-Term Municipal Bond Portfolio	2,397,491	1,281	(1,837)	(556)
DFA Intermediate-Term Municipal Bond Portfolio	2,048,731	63,907	(2,626)	61,281
DFA Selective State Municipal Bond Portfolio	264,171	551	(1,541)	(990)
DFA California Short-Term Municipal Bond Portfolio	860,433	1,886	(666)	1,220
DFA California Intermediate-Term Municipal Bond Portfolio	627,936	13,935	(1,100)	12,835
DFA NY Municipal Bond Portfolio	120,619	680	(64)	616
DFA MN Municipal Bond Portfolio	39,693	524	(21)	503
DFA Oregon Municipal Bond Portfolio	52,634	460	(97)	363

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The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Global Core Plus Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

316

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements ("RA") permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

317

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$3,582,986	$—
DFA Selectively Hedged Global Fixed Income Portfolio	679,451	—
DFA Five-Year Global Fixed Income Portfolio	9,572,140	—
DFA World ex U.S. Government Fixed Income Portfolio	1,934,994	—
DFA Short-Term Extended Quality Portfolio	2,217,695	—
DFA Targeted Credit Portfolio	274,265	—
DFA Global Core Plus Fixed Income Portfolio	1,420,786	—
DFA Investment Grade Portfolio	169,110	—
DFA Short-Duration Real Return Portfolio	521,743	1,484,692
DFA Global Core Plus Real Return Portfolio	53,301	108,077
DFA Municipal Real Return Portfolio	—	950,231
DFA California Municipal Real Return Portfolio	—	177,000

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of agreements

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$4,549	$4,549	—
DFA Selectively Hedged Global Fixed Income Portfolio	999	999	—
DFA Five-Year Global Fixed Income Portfolio	2,719	2,719	—
DFA World ex U.S. Government Fixed Income Portfolio	4,953	4,953	—
DFA Short-Term Extended Quality Portfolio	3,205	3,205	—
DFA Targeted Credit Portfolio	584	584	—
DFA Global Core Plus Fixed Income Portfolio	3,227	3,227	—
DFA Short-Duration Real Return Portfolio	75,659	541	$75,118
DFA Global Core Plus Real Return Portfolio	11,254	338	10,916
DFA Municipal Real Return Portfolio	63,723	—	63,723
DFA California Municipal Real Return Portfolio	10,519	—	10,519

318

	Liability Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(26,842)	$(26,842)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(5,710)	(5,710)	—
DFA Five-Year Global Fixed Income Portfolio	(36,023)	(36,023)	—
DFA World ex U.S. Government Fixed Income Portfolio	(12,051)	(12,051)	—
DFA Short-Term Extended Quality Portfolio	(10,712)	(10,712)	—
DFA Targeted Credit Portfolio	(712)	(712)	—
DFA Global Core Plus Fixed Income Portfolio	(11,574)	(11,574)	—
DFA Short-Duration Real Return Portfolio	(8,803)	(8,661)	$(142)
DFA Global Core Plus Real Return Portfolio	(419)	(419)	—
DFA Municipal Real Return Portfolio	(115)	—	(115)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.

(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(99,208)	$(99,208)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(7,462)	(7,462)	—
DFA Five-Year Global Fixed Income Portfolio	(398,032)	(398,032)	—
DFA World ex U.S. Government Fixed Income Portfolio	(10,452)	(10,452)	—
DFA Short-Term Extended Quality Portfolio	(23,515)	(23,515)	—
DFA Targeted Credit Portfolio	(1,588)	(1,588)	—
DFA Global Core Plus Fixed Income Portfolio	(6,483)	(6,483)	—
DFA Investment Grade Portfolio	(4,789)	(4,789)	—
DFA Short-Duration Real Return Portfolio	5,503	(7,076)	$12,579
DFA Global Core Plus Real Return Portfolio	2,390	2,390	—
DFA Municipal Real Return Portfolio	2,154	—	2,154
DFA California Municipal Real Return Portfolio	489	—	489

319

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(52,963)	$(52,963)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(10,471)	(10,471)	—
DFA Five-Year Global Fixed Income Portfolio	(121,361)	(121,361)	—
DFA World ex U.S. Government Fixed Income Portfolio	(25,957)	(25,957)	—
DFA Short-Term Extended Quality Portfolio	(29,108)	(29,108)	—
DFA Targeted Credit Portfolio	(2,662)	(2,662)	—
DFA Global Core Plus Fixed Income Portfolio	(18,897)	(18,897)	—
DFA Investment Grade Portfolio	(4,064)	(4,064)	—
DFA Short-Duration Real Return Portfolio	74,011	(10,062)	$84,073
DFA Global Core Plus Real Return Portfolio	10,835	(81)	10,916
DFA Municipal Real Return Portfolio	74,709	—	74,709
DFA California Municipal Real Return Portfolio	13,071	—	13,071

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2) Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.

(3) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(4) Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

320

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2021 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
Description			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
DFA Two-Year Global Fixed Income Portfolio
Morgan Stanley and Co. International	$276	$276	$(276)	—	—	$9,047	$9,047	$(276)	—	$8,771
Bank of America Corp.	350	350	(350)	—	—	7,008	7,008	(350)	—	6,658
HSBC Bank	1,326	1,326	(1,326)	—	—	2,529	2,529	(1,326)	—	1,203
UBS AG	—	—	—	—	—	2,338	2,338	—	—	2,338
Barclays Capital	—	—	—	—	—	2,419	2,419	—	—	2,419
State Street Bank and Trust	1,665	1,665	(1,665)	—	—	3,084	3,084	(1,665)	—	1,419
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	16	16	—	—	16
BNY Mellon	—	—	—	—	—	333	333	—	—	333
Goldman Sachs International	933	933	—	—	$933	—	—	—	—	—
JP Morgan	—	—	—	—	—	69	69	—	—	69

Total	$4,550	$4,550	$(3,617)	—	$933	$26,843	$26,843	$(3,617)	—	$23,226

DFA Selectively Hedged Global Fixed Income Portfolio
Royal Bank of Scotland	$141	$141	$(141)	—	—	$3,681	$3,681	$(141)	—	$3,540
UBS AG	—	—	—	—	—	394	394	—	—	394
Goldman Sachs International	334	334	(66)	—	$268	66	66	(66)	—	—
Bank of America Corp.	—	—	—	—	—	1,459	1,459	—	—	1,459
State Street Bank and Trust	420	420	—	—	420	—	—	—	—	—
HSBC Bank	103	103	(103)	—	—	109	109	(103)	—	6

Total	$998	$998	$(310)	—	$688	$5,709	$5,709	$(310)	—	$5,399

DFA Five-Year Global Fixed Income Portfolio
Barclays Capital	—	—	—	—	—	$3,697	$3,697	—	—	$3,697
Citibank NA	$52	$52	$(52)	—	—	11,089	11,089	$(52)	—	11,037
Bank of America Corp.	1,296	1,296	(1,296)	—	—	7,913	7,913	(1,296)	—	6,617
Australia & New Zealand Banking Group Ltd.	265	265	(265)	—	—	321	321	(265)	—	56
State Street Bank and Trust	561	561	(561)	—	—	2,350	2,350	(561)	—	1,789
HSBC Bank	522	522	(522)	—	—	5,884	5,884	(522)	—	5,362
Morgan Stanley and Co. International	20	20	(20)	—	—	4,674	4,674	(20)	—	4,654
JP Morgan	—	—	—	—	—	78	78	—	—	78
Goldman Sachs International	3	3	(3)	—	—	17	17	(3)	—	14
Royal Bank of Canada	—	—	—	—	—	—	—	—	—	—

Total	$2,719	$2,719	$(2,719)	—	—	$36,023	$36,023	$(2,719)	—	$33,304

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	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
Description			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
DFA World ex U.S. Government Fixed Income Portfolio
HSBC Bank	$1,267	$1,267	$(1,267)	—	—	$1,930	$1,930	$(1,267)	—	$663
Barclays Capital	1,176	1,176	(1,145)	—	$31	1,145	1,145	(1,145)	—	—
JP Morgan	40	40	(40)	—	—	338	338	(40)	—	298
State Street Bank and Trust	1,229	1,229	(1,229)	—	—	5,355	5,355	(1,229)	—	4,126
Bank of America Corp.	376	376	(376)	—	—	2,782	2,782	(376)	—	2,406
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	500	500	—	—	500
UBS AG	107	107	(1)	—	106	1	1	(1)	—	—
Royal Bank of Canada	759	759	—	—	759	—	—	—	—	—

Total	$4,954	$4,954	$(4,058)	—	$896	$12,051	$12,051	$(4,058)	—	$7,993

DFA Short-Term Extended Quality Portfolio
UBS AG	—	—	—	—	—	$4,273	$4,273	—	—	$4,273
Bank of America Corp.	$571	$571	$(571)	—	—	1,623	1,623	$(571)	—	1,052
HSBC Bank.	550	550	(550)	—	—	2,789	2,789	(550)	—	2,239
State Street Bank and Trust	366	366	(366)	—	—	1,997	1,997	(366)	—	1,631
Morgan Stanley and Co. International	290	290	(31)	—	$259	31	31	(31)	—	—
BNY Mellon	242	242	—	—	242	—	—	—	—	—
Goldman Sachs International	1,186	1,186	—	—	1,186	—	—	—	—	—

Total	$3,205	$3,205	$(1,518)	—	$1,687	$10,713	$10,713	$(1,518)	—	$9,195

DFA Targeted Credit Portfolio
Citibank NA	—	—	—	—	—	$606	$606	—	—	$606
Royal Bank of Canada	$195	$195	—	—	$195	—	—	—	—	—
State Street Bank and Trust	31	31	$(31)	—	—	69	69	$(31)	—	38
Morgan Stanley and Co. International	357	357	—	—	357	—	—	—	—	—
BNY Mellon	—	—	—	—	—	37	37	—	—	37
HSBC Bank	—	—	—	—	—	—	—	—	—	—

Total	$583	$583	$(31)	—	$552	$712	$712	$(31)	—	$681

DFA Global Core Plus Fixed Income Portfolio
HSBC Bank	$621	$621	$(621)	—	—	$946	$946	$(621)	—	$325
Societe Generale	—	—	—	—	—	3,332	3,332	—	—	3,332
State Street Bank and Trust	1,550	1,550	(1,550)	—	—	3,131	3,131	(1,550)	—	1,581
Citibank NA	8	8	—	—	$8	—	—	—	—	—
Goldman Sachs International	73	73	(59)	—	14	59	59	(59)	—	—
Royal Bank of Canada	916	916	(916)	—	—	2,031	2,031	(916)	—	1,115
Morgan Stanley and Co. International	—	—	—	—	—	2,045	2,045	—	—	2,045
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	30	30	—	—	30
BNY Mellon	59	59	—	—	59	—	—	—	—	—

Total	$3,227	$3,227	$(3,146)	—	$81	$11,574	$11,574	$(3,146)	—	$8,428

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	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
Description			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
DFA Short-Duration Real Return Portfolio
Deutsche Bank AG	$32,064	$32,064	$(42)	$(32,022)	—	$42	$42	$(42)	—	—
Citibank, N.A	17,046	17,046	(99)	(16,947)	—	99	99	(99)	—	—
Bank of America Corp.	26,008	26,008	—	—	$26,008	—	—	—	—	—
HSBC Bank	8	8	(8)	—	—	7,459	7,459	(8)	—	$7,451
Morgan Stanley and Co. International	373	373	(74)	—	299	74	74	(74)	—	—
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	815	815	—	—	815
Barclays Capital.	—	—	—	—	—	224	224	—	—	224
State Street Bank and Trust	160	160	(20)	—	140	20	20	(20)	—	—
Citibank NA	—	—	—	—	—	70	70	—	—	70

Total	$75,659	$75,659	$(243)	$(48,969)	$26,447	$8,803	$8,803	$(243)	—	$8,560

DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$7,465	$7,465	—	—	$7,465	—	—	—	—	—
Citibank, N.A	426	426	—	$(260)	166	—	—	—	—	—
Deutsche Bank AG	3,025	3,025	—	(3,025)	—	—	—	—	—	—
State Street Bank and Trust	1	1	$(1)	—	—	$48	$48	$(1)	—	$47
Citibank NA	231	231	(14)	—	217	14	14	(14)	—	—
Australia & New Zealand Banking Group Ltd.	14	14	(14)	—	—	25	25	(14)	—	11
BNY Mellon	—	—	—	—	—	22	22	—	—	22
HSBC Bank	91	91	(91)	—	—	309	309	(91)	—	218

Total	$11,253	$11,253	$(120)	$(3,285)	$7,848	$418	$418	$(120)	—	$298

DFA Municipal Real Return Portfolio
Citibank, N.A	$33,797	$33,797	—	$(33,797)	—	—	—	—	—	—
Bank of America Corp.	29,926	29,926	$(115)	—	$29,811	$115	$115	$(115)	—	—

Total	$63,723	$63,723	$(115)	(33,797)	$29,811	$115	$115	$(115)	—	—

DFA California Municipal Real Return Portfolio
Citibank, N.A	$4,278	$4,278	—	$(4,270)	$8	—	—	—	—	—
Bank of America Corp.	5,904	5,904	—	—	5,904	—	—	—	—	—
Merrill Lynch Capital Services, Inc.	337	337	—	—	337	—	—	—	—	—

Total	$10,519	$10,519	—	(4,270)	$6,249	—	—	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.

(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note	I contains information regarding securities lending amounts that are subject to netting arrangements.

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H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

324

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$464,492	—	—	—	$464,492
DFA Two-Year Global Fixed Income Portfolio
Bonds	191,487	—	—	—	191,487
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	11,409	—	—	—	11,409
DFA Five-Year Global Fixed Income Portfolio
Bonds	210,454	—	—	—	210,454
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	90,183	—	—	—	90,183
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	51,693	—	—	—	51,693
DFA Targeted Credit Portfolio
Bonds	10,647	—	—	—	10,647
DFA Global Core Plus Fixed Income Portfolio
Bonds	95,356	—	—	—	95,356
DFA Investment Grade Portfolio
Agency Obligations, Bonds	490,311	—	—	—	490,311
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	113	—	—	—	113
DFA Short-Duration Real Return Portfolio
Bonds	17,048	—	—	—	17,048

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

325

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

M. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA One-Year Fixed Income Portfolio	5	79%
DFA Two-Year Global Fixed Income Portfolio	6	90%
DFA Selectively Hedged Global Fixed Income Portfolio	3	87%

326

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Five-Year Global Fixed Income Portfolio	3	78%
DFA World ex U.S. Government Fixed Income Portfolio	5	80%
DFA Short-Term Government Portfolio	5	92%
DFA Intermediate Government Fixed Income Portfolio	4	86%
DFA Short-Term Extended Quality Portfolio	4	83%
DFA Intermediate-Term Extended Quality Portfolio	3	79%
DFA Targeted Credit Portfolio	3	86%
DFA Global Core Plus Fixed Income Portfolio	5	93%
DFA Investment Grade Portfolio	4	83%
DFA Diversified Fixed Income Portfolio	3	95%
DFA LTIP Portfolio	8	88%
DFA Inflation-Protected Securities Portfolio	3	49%
DFA Short-Duration Real Return Portfolio	3	83%
DFA Global Core Plus Real Return Portfolio	2	91%
DFA Municipal Real Return Portfolio	4	96%
DFA California Municipal Real Return Portfolio	4	100%
DFA Municipal Bond Portfolio	4	94%
DFA Short-Term Municipal Bond Portfolio	3	86%
DFA Intermediate-Term Municipal Bond Portfolio	4	86%
DFA Selective State Municipal Bond Portfolio	3	96%
DFA California Short-Term Municipal Bond Portfolio	3	94%
DFA California Intermediate-Term Municipal Bond Portfolio	3	94%
DFA NY Municipal Bond Portfolio	3	93%
DFA MN Municipal Bond Portfolio	2	93%
DFA Oregon Municipal Bond Portfolio	3	96%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

327

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-eight portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twenty-eight of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For each of the periods indicated therein
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA California Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
DFA MN Municipal Bond Portfolio
DFA Oregon Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio	For the year ended October 31, 2021	For the year ended October 31, 2021 and the period from September 30, 2020 (commencement of operations) through October 31, 2020

DFA Global Core Plus Real Return Portfolio	For the period April 26, 2021 (commencement of operations) through October 31, 2021

328

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

329

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

330

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2021

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2021. Longer-term government bonds generally underperformed short-term government bonds for the period. Bond yields also increased in Japan, Germany, Italy, Spain, and the U.K., resulting in the general underperformance of longer-term government bonds in these markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2021. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -0.21%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -4.90%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -0.26%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -5.40%

	October 31, 2020	October 31, 2021	Change
One-Month Treasury Bill (yield)	0.08%	0.06%	-0.02%
Ten-Year U.S. Treasury Notes (yield)	0.88%	1.55%	0.67%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the shorter end of their eligible duration range, reflecting the relatively flat ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach generally extended durations towards the longer end of their eligible range, reflecting a steepening of the curve in the shorter end of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach continued to focus on the longer end of their eligible duration ranges, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves. Realized term premiums were generally negative for government securities but positive for credit securities during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were, however, generally positive for municipal securities for the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums.

331

Credit spreads began the period relatively wide and then narrowed throughout the period, resulting in smaller expected credit premiums. As a result, the variable credit Portfolios began the period focused on single-A, BBB, and where allowable, BB rated bonds. As credit spreads narrowed during the period, the variable credit Portfolios generally decreased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive, as corporate bonds outperformed their duration-matched government bond counterparts. Corporate bonds also generally outperformed securitized bonds for the period.

DFA Two-Year Fixed Income Portfolio

The DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in three years or less. The weighted average maturity of the Portfolio will not exceed two years. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio increased to 1.06 years as of October 31, 2021, from 0.20 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.18% for the Portfolio and 0.02% for the ICE BofA 1-3 Year U.S. Corporate & Government Index, the Portfolio’s benchmark. Realized credit premiums were positive during the period as lower quality securities generally outperformed higher quality securities. As a result, the Portfolio’s focus on higher quality securities and exclusion of single-A and BBB rated corporate securities detracted from relative performance. During the period, the U.S. Treasury yield curve steepened along the Portfolio’s eligible maturity range, indicating larger expected term premiums. As a result, the Portfolio’s weighted average duration was lengthened but remained shorter than the duration of the benchmark. Realized term premiums were generally negative for the period. As such, the Portfolio’s shorter weighted average duration, relative to the benchmark, contributed positively to relative performance.

DFA Two-Year Government Portfolio

The DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The Portfolio also maintains an average portfolio maturity of two years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio increased to 1.05 years as of October 31, 2021, from 0.09 year as of October 31, 2020.

332

For the 12 months ended October 31, 2021, total returns were -0.31% for the Portfolio and -0.23% for the ICE BofA 1-3 Year U.S. Treasury & Agency Index, the Portfolio’s benchmark. The U.S. Treasury yield curve steepened along the Portfolio’s eligible maturity range, indicating larger expected term premiums. As a result, the Portfolio’s weighted average duration was lengthened during the period but remained shorter than the duration of the benchmark. Interest rates generally increased during the period and realized term premiums were generally negative in government securities. However, one- to two-year government securities outperformed zero- to one-year government securities. As such, the Portfolio’s overweight to government securities in the zero- to one-year maturity range and underweight to government securities in the one- to two-year maturity range detracted from performance relative to the benchmark.

333

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$998.00	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$998.00	0.20%	$1.01

334

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

335

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Financial	19.3%
Foreign Government	5.2%
Supranational	13.5%
U.S. Government	62.0%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

336

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face Amount	Value†
		(000)
BONDS — (16.3%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.126%, 12/15/21	400	$400,041
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.126%, 12/15/21	1,500	1,500,060
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)	1.001%, 11/23/21	1,000	1,000,463
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.215%, 11/15/21	1,300	1,300,034
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.309%, 08/19/22	1,134	1,135,837
(r)	0.309%, 03/13/23	1,500	1,503,525
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.309%, 09/16/22	2,449	2,453,335
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.179%, 01/13/23	500	500,365
Kommunalbanken AS, Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.208%, 02/24/22	1,200	1,200,292
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.399%, 03/15/22	800	800,558

		Face Amount	Value†
		(000)
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.186%, 12/15/21	800	$800,085
Nordic Investment Bank
	0.375%, 09/20/24	450	444,344
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24	300	297,081
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	261	258,307
Svensk Exportkredit AB
	0.375%, 07/30/24	1,000	987,971
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.234%, 12/13/21	400	400,063
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.049%, 12/19/22	1,000	1,010,270
Swedbank AB
Ω	0.600%, 09/25/23	572	570,501
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r)	0.269%, 06/02/23	1,500	1,502,647
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.289%, 01/06/23	980	980,913

TOTAL BONDS			19,046,692

CERTIFICATES OF DEPOSIT — (6.0%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 09/02/22	1,000	1,000,005
(r)	0.200%, 09/27/22	500	499,961
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	500	500,212

337

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	1,000	$1,000,218
(r)	0.200%, 08/19/22	1,500	1,500,094
	Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/15/22	500	500,102
	Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.135%, 02/07/22	1,000	1,000,003
	Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.220%, 04/19/22	1,000	1,000,373

	TOTAL CERTIFICATES OF DEPOSIT		7,000,968

U.S. TREASURY OBLIGATIONS — (36.4%)
	U.S. Treasury Notes
	0.125%, 09/15/23	5,940	5,902,179
#	0.250%, 09/30/23	9,350	9,312,016
	0.125%, 10/15/23	9,250	9,184,600
#	0.375%, 08/15/24	9,600	9,510,000
#	0.375%, 09/15/24	6,150	6,087,539
	0.625%, 10/15/24	485	483,143
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
(r)	0.084%, 07/31/23	2,050	2,049,963

	TOTAL U.S. TREASURY OBLIGATIONS		42,529,440

	TOTAL INVESTMENT SECURITIES (Cost $68,736,447)		68,577,100

	COMMERCIAL PAPER — (23.7%)
	BNG Bank NV
	0.076%, 11/16/21	1,250	1,249,955
	0.061%, 11/05/21	250	249,997
	CDP Financial, Inc.
	0.130%, 11/08/21	250	249,995

		Face Amount	Value†
		(000)
	Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.180%, 09/29/22	500	$499,922
	Corpoerative Centrale Bank
	0.152%, 12/08/21	1,400	1,399,891
	0.150%, 12/08/21	800	799,938
	DNB Bank ASA
	0.096%, 12/09/21	2,500	2,499,846
	Erste Abwicklungsanstalt
	0.070%, 11/08/21	2,000	1,999,952
	0.081%, 12/13/21	500	499,944
	FMS Wertmanagement
	0.105%, 11/02/21	500	499,996
	0.100%, 11/09/21	1,400	1,399,967
	0.101%, 11/24/21	300	299,981
	Kingdom of Denmark
	0.051%, 11/15/21	1,250	1,249,965
	0.050%, 11/04/21	1,000	999,990
	Kreditanstalt fuer Wiederaufbau
	0.081%, 11/01/21	250	249,999
	0.091%, 11/02/21	500	499,997
	Nederlandse Waterschapsbank NV
	0.090%, 11/23/21	500	499,966
	Nordea Bank Abp
	0.110%, 11/22/21	350	349,982
	NRW Bank
	0.065%, 11/10/21	1,250	1,249,971
	Oesterreichische Kontrollbank AG
	0.051%, 11/08/21	1,000	999,981
	PSP Capital, Inc.
	0.090%, 11/29/21	1,400	1,399,904
	Queensland Treasury Corp.
	0.090%, 01/28/22	2,250	2,249,545
	0.101%, 01/31/22	500	499,896
	Skandinaviska Enskilda Banken AB
	0.193%, 12/16/21	1,750	1,749,823
	0.190%, 12/16/21	750	749,924
	Svenska Handelsbanken AB
	0.180%, 11/09/21	1,250	1,249,973
	0.170%, 12/03/21	250	249,982
	Swedbank AB
	0.170%, 11/29/21	250	249,989
	0.100%, 11/30/21	1,350	1,349,939
	0.090%, 12/16/21	250	249,981

	TOTAL COMMERCIAL PAPER (Cost $27,747,557)		27,748,191

338

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.4%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	1,665,554	$1,665,554

SECURITIES LENDING COLLATERAL — (16.2%)
@§	The DFA Short Term Investment Fund	1,632,755	18,890,978

TOTAL INVESTMENTS — (100.0%) (Cost $117,040,406)			$116,881,823

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$19,046,692	—	$19,046,692
Certificates of Deposit	—	7,000,968	—	7,000,968
U.S. Treasury Obligations	—	42,529,440	—	42,529,440
Commercial Paper	—	27,748,191	—	27,748,191
Temporary Cash Investments	$1,665,554	—	—	1,665,554
Securities Lending Collateral	—	18,890,978	—	18,890,978

TOTAL	$1,665,554	$115,216,269	—	$116,881,823

See accompanying Notes to Financial Statements.

339

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount (000)	Value†
U.S. TREASURY OBLIGATIONS — (99.8%)
U.S. Treasury Bill
0.084%, 11/09/21	3,700	$3,699,976
0.035%, 11/12/21	16,400	16,399,793
U.S. Treasury Cash Management Bill
0.031%, 01/18/22	11,850	11,848,203
U.S. Treasury Notes
0.125%, 08/31/23	1,000	994,258
0.125%, 09/15/23	9,225	9,166,263
0.250%, 09/30/23	16,500	16,432,969
0.125%, 10/15/23	16,600	16,482,633
0.375%, 08/15/24	16,350	16,196,719
0.375%, 09/15/24	14,900	14,748,672
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
(r) 0.089%, 04/30/23	3,775	3,775,231
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r) 0.104%, 01/31/23	8,350	8,352,577
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.110%, 10/31/22	10,000	10,004,751
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.169%, 04/30/22	16,890	16,898,866
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.209%, 01/31/22	15,485	15,490,675

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 160,810,743)		160,491,586

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	282,532	282,532

TOTAL INVESTMENTS — (100.0%) (Cost $ 161,093,275)		$160,774,118

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$160,491,586	—	$160,491,586
Temporary Cash Investments	$282,532	—	—	282,532

TOTAL	$282,532	$160,491,586	—	$160,774,118

See accompanying Notes to Financial Statements.

340

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $18,519 and $0 of securities on loan, respectively)	$96,325	$160,492
Temporary Cash Investments at Value & Cost	1,666	283
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,891 and $0, respectively)	18,891	—
Receivables:
Investment Securities Sold	—	7,740
Dividends and Interest	27	51
Securities Lending Income	3	—
Fund Shares Sold	37	62
Prepaid Expenses and Other Assets	8	8

Total Assets	116,957	168,636

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,890	—
Investment Securities Purchased	1,493	3,281
Fund Shares Redeemed	359	—
Due to Advisor	17	27
Accrued Expenses and Other Liabilities	49	52

Total Liabilities	20,808	3,360

NET ASSETS	$96,149	$165,276

Institutional Class Shares — based on net assets of $96,149 and $165,276 and shares outstanding of 9,676,907 and 16,957,028, respectively	$9.94	$9.75

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$96,484	$160,811

NET ASSETS CONSIST OF:
Paid-In Capital	$96,577	$166,970
Total Distributable Earnings (Loss)	(428)	(1,694)

NET ASSETS	$96,149	$165,276

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

341

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$183	$195
Income from Securities Lending	5	—

Total Investment Income	188	195

Fund Expenses
Investment Management Fees	128	227
Accounting & Transfer Agent Fees	21	37
Custodian Fees	2	2
Filing Fees	30	33
Shareholders’ Reports	11	10
Directors’/Trustees’ Fees & Expenses	2	2
Previously Waived Fees Recovered by Advisor (Note C)	25	20
Other	4	5

Total Fund Expenses	223	336

Fees Waived, Expenses Reimbursed by Advisor (Note C)	31	13

Net Expenses	192	323

Net Investment Income (Loss)	(4)	(128)

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	20	28
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(181)	(378)

Net Realized and Unrealized Gain (Loss)	(161)	(350)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(165)	$(478)

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

342

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio			DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2021		Year Ended Oct 31, 2020	Year Ended Oct 31, 2021		Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(4	) $	987	$(128	) $	711
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	20		29	28		48
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(181)		(78)	(378)		90
Affiliated Investment Companies Shares	—		(1)	—		—

Net Increase (Decrease) in Net Assets Resulting from Operations	(165)		937	(478)		849

Distributions:
Institutional Class Shares	(21)		(1,122)	—		(888)
Capital Share Transactions (1):
Shares Issued	28,935		26,138	57,744		116,726
Shares Issued in Lieu of Cash Distributions	21		1,122	—		888
Shares Redeemed	(33,068)		(31,801)	(49,714)		(80,999)

Net Increase (Decrease) from Capital Share Transactions	(4,112)		(4,541)	8,030		36,615

Total Increase (Decrease) in Net Assets	(4,298)		(4,726)	7,552		36,576
Net Assets
Beginning of Year	100,447		105,173	157,724		121,148

End of Year	$96,149		$100,447	$165,276		$157,724

(1) Shares Issued and Redeemed:
Shares Issued	2,907		2,622	5,911		11,930
Shares Issued in Lieu of Cash Distributions	2		113	—		91
Shares Redeemed	(3,321)		(3,190)	(5,088)		(8,281)

Net Increase (Decrease) from Shares Issued and Redeemed	(412)		(455)	823		3,740

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

343

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio					DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year.	$9.96	$9.97	$9.91	$9.98	$10.00	$9.78	$9.77	$9.72	$9.81	$9.88

Income from Investment Operations (A)
Net Investment Income (Loss)	(—)	0.10	0.23	0.19	0.11	(0.01)	0.04	0.20	0.17	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.02)	—	0.07	(0.10)	(0.02)	(0.02)	0.03	0.05	(0.11)	(0.07)

Total from Investment Operations	(0.02)	0.10	0.30	0.09	0.09	(0.03)	0.07	0.25	0.06	0.02

Less Distributions:
Net Investment Income	(—)	(0.11)	(0.24)	(0.16)	(0.11)	—	(0.06)	(0.20)	(0.15)	(0.09)

Total Distributions	—	(0.11)	(0.24)	(0.16)	(0.11)	—	(0.06)	(0.20)	(0.15)	(0.09)

Net Asset Value, End of Year.	$9.94	$9.96	$9.97	$9.91	$9.98	$9.75	$9.78	$9.77	$9.72	$9.81

Total Return	(0.18%)	1.00%	3.07%	0.86%	0.92%	(0.31%)	0.77%	2.63%	0.60%	0.19%

Net Assets, End of Year (thousands)	$96,149	$100,447	$105,173	$128,569	$78,815	$165,276	$157,724	$121,148	$124,210	$112,934
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.25%	0.21%	0.24%	0.20%	0.21%	0.26%	0.20%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.24%	0.25%	0.25%	0.21%	0.24%	0.21%	0.22%	0.26%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	—	0.98%	2.34%	1.92%	1.14%	(0.08%)	0.45%	2.06%	1.76%	0.93%
Portfolio Turnover Rate	186%	65%	50%	89%	115%	108%	103%	57%	115%	176%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio,

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U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.14%

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	$25	$31	$39
DFA Two-Year Government Portfolio (1)	0.20%	20	13	13

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $14 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$4
DFA Two-Year Government Portfolio	7

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$89,779	$57,036	$8,409	$13,870
DFA Two-Year Government Portfolio	161,223	94,757	—	—

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$766	$210,129	$192,004	—	—	$18,891	1,633	$2	—

Total	$766	$210,129	$192,004	—	—	$18,891	1,633	$2	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences

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as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2020	$1,122	—	—	$1,122
2021	21	—	—	21
DFA Two-Year Government Portfolio
2020	888	—	—	888
2021	—	—	—	—

As of October 31, 2021, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	—	—	$(255)	$(159)	$(414)
DFA Two-Year Government Portfolio	—	—	(1,368)	(319)	(1,687)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$255	$255
DFA Two-Year Government Portfolio	1,368	1,368

During the year ended October 31, 2021, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$18
DFA Two-Year Government Portfolio	29

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As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$117,040	$14	$(172)	$(158)
DFA Two-Year Government Portfolio	161,093	17	(336)	(319)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

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H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio
Bonds, U.S. Treasury Obligations	$18,890	—	—	—	$18,890

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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J. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require Portfolios whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

K. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

L. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	4	99%
DFA Two-Year Government Portfolio	4	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust ("ETF Trust"), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

354

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

355

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust - Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None

356

2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

357

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of
• all the DFA Entities (since 2001)

• DFA Australia Limited (since 2002)

• Dimensional Fund Advisors Ltd. (since 2002)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019	Vice President and Assistant Secretary of
• DFAIDG, DIG, DFAITC and DEM (since 2019)
• ETF Trust (since 2020)

Vice President (since January 2018) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of
• all the DFA Entities (since 2017)

• ETF Trust (since 2020)

Director (since 2017) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors Canada ULC

• Dimensional Japan Ltd.

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Ltd.

• DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

• Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

• Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

• all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of
• all the DFA Entities (since 2017)

• ETF Trust (since 2020)

Director and Vice President (since 2016) of

• Dimensional Japan Ltd.

President and Director (since 2016) of

• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

• DFA Australia Limited

Director (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

358

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Hong Kong Limited

Vice President (since 2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

• all the DFA Entities

Formerly, Vice President (2010 – 2016) of

• Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

• Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021	Chief Operating Officer (since June 2021) of
• the DFA Fund Complex

• ETF Trust

Executive Vice President (since January 2020)

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Chief Operating Officer (since December 2019)

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

• the DFA Fund Complex

• ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

• BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021	Vice President (since June 2021) of
• the DFA Fund Complex

• ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

• DFA Securities LLC

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors LP

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Holdings Inc.

• Dimensional Hong Kong Limited

• Dimensional Investment LLC

Vice President (since March 2021) of

359

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 – 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of
• the DFA Fund Complex

• ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of
• all the DFA Entities

Vice President (since 2020) of

• ETF Trust

Vice President and Assistant Secretary (since 2010) of

• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of
• all the DFA Entities
Assistant Treasurer (since 2017) of
• the DFA Fund Complex
Vice President and Assistant Treasurer (since 2020) of
• ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

• Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of
• all the DFA Entities (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of
• the DFA Fund Complex
• ETF Trust

Formerly, Director (May 2019 – January 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

• OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001	President of
• the DFA Fund Complex (since 2017)
• ETF Trust (since 2020)
General Counsel (since 2001) of
• all the DFA Entities
Executive Vice President (since 2017) and Secretary (since 2000) of

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• DFA Securities LLC

360

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• the DFA Fund Complex

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)

• Dimensional Holdings Inc. (2006 – 2017)

• DFA Securities LLC (1997 – 2017)

• Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of
• the DFA Fund Complex
• ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

• DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

• DFA Fund Complex

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

361

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President (since 2010) and Secretary (since 2017) of
• the DFA Fund Complex
Vice President and Secretary (since 2020) of
• ETF Trust
Vice President (since 2010) and Assistant Secretary (since 2016) of

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020	Chief Compliance Officer (since 2020)
• all the DFA Funds
• ETF Trust

Vice President (since 2016) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan

• Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017	Co-Chief Executive Officer and Chief Investment Officer of
• all the DFA Entities (since 2017)
• Dimensional Fund Advisors Canada ULC (since 2017)
• ETF Trust (since 2020)
Director, Chief Investment Officer and Vice President (since 2017) of
• DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

• Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

• Dimensional Cayman Commodity Fund I Ltd.

Director of

• Dimensional Funds plc (since 2014)

• Dimensional Funds II plc (since 2014)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

• Dimensional Japan Ltd. (2016 – 2017)

• DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

• all the DFA Entities

Formerly, Vice President (2007 – 2017) of

• all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2017-2018) of

362

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020	Vice President and Assistant Treasurer (since 2020) of
• the DFA Fund Complex
• ETF Trust

Vice President (since 2016)

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

363

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

364

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	1%	—	—	24%	—
DFA Five-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio	51%	13%	36%	—	—	100%	—	—	—	—	—	—	100%
DFA Short-Term Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Intermediate Government Fixed Income Portfolio	35%	6%	59%	—	—	100%	—	—	100%	—	—	100%	100%
DFA Short-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	27%	—	—	100%	—
DFA Intermediate-Term Extended Quality Portfolio	77%	—	23%	—	—	100%	—	—	6%	—	—	100%	—
DFA Targeted Credit Portfolio	100%	—	—	—	—	100%	—	—	10%	—	—	100%	—
DFA Global Core Plus Fixed Income Portfolio	89%	6%	5%	—	—	100%	—	—	2%	—	—	100%	100%
DFA Investment Grade Portfolio	99%	1%	—	—	—	100%	—	—	47%	—	—	100%	100%
DFA Diversified Fixed Income Portfolio	96%	—	4%	—	—	100%	28%	—	74%	—	—	72%	—
DFA LTIP Portfolio	50%	2%	48%	—	—	100%	—	—	100%	—	—	100%	100%
DFA Inflation-Protected Securities Portfolio	94%	—	6%	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Duration Real Return Portfolio	100%	—	—	—	—	100%	—	—	8%	—	—	68%	—
DFA Global Core Plus Real Return Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	89%	—

See accompanying Notes to Financial Statements.

365

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	2%	98%	100%	—	—	—	—	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA MN Municipal Bond Portfolio	—	7%	93%	—	—	100%	—	—	—	—	—	—	100%
DFA Oregon Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
Dimensional Investment Group Inc.
DFA Two-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Two-Year Government Portfolio	—	—	—	—	—	—	—	—	—	—	—	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

See accompanying Notes to Financial Statements.

366

DFA103121-024A 00267820

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

U.S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

DFA Global Sustainability Fixed Income Portfolio

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
℧	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Social Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Sustainability Core 1 Portfolio vs.

Russell 3000® Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Sustainability Targeted Value Portfolio vs.

Russell 2000 Value Index

July 7, 2020-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Sustainability Core 1 Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International Social Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

November 1, 2012-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Emerging Markets Sustainability Core 1 Portfolio vs.

MSCI Emerging Markets Index (net dividends)

March 27, 2018-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Social Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Global Social Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

November 19, 2019-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Social Fixed Income Portfolio vs.

Bloomberg U.S. Aggregate Bond Index

April 5, 2016-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

DFA Global Sustainability Fixed Income Portfolio vs.

Bloomberg Global Aggregate Bond Index (hedged to USD)

November 6, 2018-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

7

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Social Core Equity 2 Portfolio

The U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,310 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 47.73% for the Portfolio and 43.90% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks also contributed positively to relative performance. Additionally, the Portfolio’s exclusions of certain health care securities, due to the Portfolio’s social screens, contributed positively to relative performance, as these stocks generally underperformed.

8

U.S. Sustainability Core 1 Portfolio

The U.S. Sustainability Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio further adjusts the weights of all eligible companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 2,130 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 45.64% for the Portfolio and 43.90% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap stocks contributed positively to performance relative to the benchmark, as small-caps outperformed large-caps for the period. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s emphasis on value stocks also contributed positively to relative performance.

U.S. Sustainability Targeted Value Portfolio

The U.S. Sustainability Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, excluding companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,130 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 62.79% for the Portfolio and 64.30% for the Russell 2000® Value Index, the Portfolio’s benchmark. While the Portfolio’s greater emphasis on low relative price (value) stocks contributed positively to relative performance, the Portfolio’s lesser allocation to the energy sector, due to the Portfolio’s sustainability screens, detracted from relative performance, as the energy sector was the best performing sector for the period. The Portfolio’s exclusion of highly regulated utilities also contributed positively to relative performance, as utilities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

9

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

10

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

International Sustainability Core 1 Portfolio

The International Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 4,260 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 35.82% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex US markets. With small-cap stocks outperforming large-cap stocks for the period, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Conversely, the Portfolio’s general exclusion of high emissions securities, due to the Portfolio’s sustainability screens, detracted from relative performance, as these stocks generally outperformed.

11

International Social Core Equity Portfolio

The International Social Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 4,570 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 38.96% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in developed ex US markets. With small-cap stocks outperforming large-cap stocks for the period, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s exclusions of certain health care securities, due to the Portfolio’s social screens, contributed positively to relative performance, as these stocks generally underperformed.

Emerging Markets Sustainability Core 1 Portfolio

The Emerging Markets Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 4,900 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 18.83% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. Conversely, the Portfolio’s exclusion of certain high emissions securities, due to the Portfolio’s sustainability screens, detracted from relative performance, as these stocks generally outperformed.

Emerging Markets Social Core Equity Portfolio

The Emerging Markets Social Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 5,430 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

12

For the 12 months ended October 31, 2021, total returns were 24.28% for the Portfolio and 16.96% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s exclusions of certain health care securities, due to the Portfolio’s social screens, also contributed positively to relative performance, as these stocks generally underperformed.

Global Social Core Equity Portfolio

The Global Social Core Equity Portfolio invests in a broadly diversified group of global securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 12,310 securities in 47 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 41.79% for the Portfolio and 37.28% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s exclusions of certain health care securities, due to the Portfolio’s social screens, also contributed positively to relative performance, as these stocks generally underperformed.

Fixed Income Market Review	12 Months Ended October 31, 2021

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2021. Longer-term government bonds generally underperformed short-term government bonds for the period. Bond yields also increased in Japan, Germany, Italy, Spain, and the U.K., resulting in the general underperformance of longer-term government bonds in these markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2021. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -0.21%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -4.90%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -0.26%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -5.40%

	October 31, 2020	October 31, 2021	Change
One-Month Treasury Bill (yield)	0.08%	0.06%	-0.02%
Ten-Year U.S. Treasury Notes (yield)	0.88%	1.55%	0.67%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

13

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the shorter end of their eligible duration range, reflecting the relatively flat ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach generally extended durations towards the longer end of their eligible range, reflecting a steepening of the curve in the shorter end of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach continued to focus on the longer end of their eligible duration ranges, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves. Realized term premiums were generally negative for government securities but positive for credit securities during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were, however, generally positive for municipal securities for the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums.

Credit spreads began the period relatively wide and then narrowed throughout the period, resulting in smaller expected credit premiums. As a result, the variable credit Portfolios began the period focused on single-A, BBB, and where allowable, BB rated bonds. As credit spreads narrowed during the period, the variable credit Portfolios generally decreased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive, as corporate bonds outperformed their duration-matched government bond counterparts. Corporate bonds also generally outperformed securitized bonds for the period.

DFA Social Fixed Income Portfolio

The DFA Social Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio’s social issue screens. The Portfolio primarily invests in securities that mature within 20 years and follows a variable maturity strategy within a range of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 6.69 years as of October 31, 2021, from 5.59 years on October 31, 2020.

14

For the 12 months ended October 31, 2021, total returns were -1.19% for the Portfolio and -0.48% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark. The U.S. yield curve was upwardly sloped, indicating positive expected term premiums for intermediate-term strategies. As such, the Portfolio maintained a duration similar to the benchmark with a focus on intermediate-term securities. During the period, corporate securities outperformed government securities and longer maturity corporate securities were the best performers. As a result, the Portfolios exclusion of corporate securities with maturities longer than 20-years, and overweight to intermediate-term government securities detracted from relative performance. Credit spreads narrowed over the period, indicating smaller expected credit premiums. As such, the Portfolio’s allocation to single-A, and BBB rated corporate securities was decreased during the period. However, the Portfolio was overweight intermediate-term single-A and BBB rated corporate securities relative the benchmark. Realized credit premiums were positive for the period. As a result, the Portfolio’s overweight to intermediate-term single-A and BBB rated corporate securities contributed positively to relative performance.

DFA Global Sustainability Fixed Income Portfolio

The DFA Global Sustainability Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio’s sustainability screens. The Portfolio generally follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year less than, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 7.80 years as of October 31, 2021, from 7.54 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -1.78% for the Portfolio and -0.83% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. Global developed yield curves were generally upwardly sloped, indicating positive expected term premiums for intermediate-term strategies. As such, the Portfolio maintained a duration similar to the benchmark. Realized term premiums were, however, negative during the period. As a result, the Portfolio’s underweight to securities in the one- to five -year maturity range and overweight to intermediate-term securities denominated in the Australian dollar, British pound, Canadian dollar, and U.S. dollar detracted from relative performance. Credit spreads narrowed over the period, indicating smaller expected credit premiums. As such, the Portfolio’s allocation to single-A, and BBB rated credit securities was decreased. However, the Portfolio was overweight single-A and BBB rated credit securities relative the benchmark. Realized credit premiums were positive for the period. As a result, the Portfolio’s overweight to single-A and BBB rated credit securities contributed positively to relative performance.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,073.10	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,085.30	0.19%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Sustainability Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,023.10	0.40%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04
International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,043.60	0.26%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33
International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,031.10	0.29%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48
Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$948.80	0.46%	$2.26
Hypothetical 5% Annual Return	$1,000.00	$1,022.89	0.46%	$2.35
Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$960.70	0.45%	$2.22
Hypothetical 5% Annual Return	$1,000.00	$1,022.94	0.45%	$2.29
Global Social Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,045.70	0.34%	$1.75
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73
DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,005.70	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,002.50	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio
Communication Services	8.0%
Consumer Discretionary	14.6%
Consumer Staples	5.3%
Energy	1.6%
Financials	16.7%
Health Care	6.9%
Industrials	13.9%
Information Technology	27.0%
Materials	4.7%
Real Estate	0.4%
Utilities	0.9%

100.0%

U.S. Sustainability Core 1 Portfolio
Communication Services	9.6%
Consumer Discretionary	14.2%
Consumer Staples	5.3%
Energy	0.9%
Financials	15.9%
Health Care	13.9%
Industrials	12.4%
Information Technology	23.7%
Materials	3.1%
Real Estate	0.3%
Utilities	0.7%

100.0%

U.S. Sustainability Targeted Value Portfolio
Communication Services	3.8%
Consumer Discretionary	16.5%
Consumer Staples	4.1%
Energy	2.9%
Financials	28.1%
Health Care	6.4%
Industrials	19.7%
Information Technology	9.8%
Materials	6.8%
Real Estate	1.6%
Utilities	0.3%

100.0%

18

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Sustainability Core 1 Portfolio
Communication Services	6.0%
Consumer Discretionary	13.7%
Consumer Staples	7.5%
Energy	1.4%
Financials	17.5%
Health Care	10.2%
Industrials	20.5%
Information Technology	10.2%
Materials	8.2%
Real Estate	2.8%
Utilities	2.0%

100.0%

International Social Core Equity Portfolio
Communication Services	7.0%
Consumer Discretionary	14.5%
Consumer Staples	5.7%
Energy	1.8%
Financials	19.5%
Health Care	3.9%
Industrials	21.0%
Information Technology	9.5%
Materials	11.0%
Real Estate	3.0%
Utilities	3.1%

100.0%

Emerging Markets Sustainability Core 1 Portfolio
Communication Services	9.2%
Consumer Discretionary	14.0%
Consumer Staples	6.7%
Energy	1.3%
Financials	17.7%
Health Care	5.7%
Industrials	9.1%
Information Technology	20.9%
Materials	8.7%
Real Estate	4.2%
Utilities	2.5%

100.0%

Emerging Markets Social Core Equity Portfolio
Communication Services	9.6%
Consumer Discretionary	13.7%
Consumer Staples	5.7%
Energy	1.2%
Financials	19.7%
Health Care	2.8%
Industrials	8.4%
Information Technology	23.3%
Materials	9.1%
Real Estate	4.0%
Utilities	2.5%

100.0%

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio
Basic Materials	0.9%
Communications	6.6%
Consumer, Cyclical	6.0%
Consumer, Non-cyclical	5.1%
Energy	1.8%
Financial	20.6%
Foreign Government	0.1%
Industrial	3.2%
Technology	6.0%
U.S. Government	49.0%
Utilities	0.7%

100.0%

DFA Global Sustainability Fixed Income Portfolio
Basic Materials	0.2%
Communications	4.9%
Consumer, Cyclical	6.8%
Consumer, Non-cyclical	10.6%
Financial	25.8%
Foreign Government	27.0%
Industrial	6.9%
Supranational	6.6%
Technology	5.8%
U.S. Government	5.3%
Utilities	0.1%

100.0%

19

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value†	of Net Assets‡
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (7.8%)
* Alphabet, Inc., Class A	7,127	$21,102,477	1.2%
* Alphabet, Inc., Class C	6,872	20,378,297	1.2%
AT&T, Inc.	266,680	6,736,337	0.4%
Comcast Corp., Class A	157,949	8,123,317	0.5%
* Facebook, Inc., Class A	56,045	18,134,481	1.1%
Verizon Communications, Inc.	218,300	11,567,717	0.7%
* Walt Disney Co.	31,507	5,326,888	0.3%
Other Securities		47,031,429	2.5%

TOTAL COMMUNICATION SERVICES		138,400,943	7.9%

CONSUMER DISCRETIONARY — (14.2%)
* Amazon.com, Inc.	16,083	54,238,792	3.1%
Home Depot, Inc.	36,334	13,506,801	0.8%
NIKE, Inc., Class B	53,181	8,896,650	0.5%
Target Corp.	24,053	6,244,640	0.4%
* Tesla, Inc.	5,130	5,714,820	0.3%
Other Securities		164,689,108	9.4%

TOTAL CONSUMER DISCRETIONARY		253,290,811	14.5%

CONSUMER STAPLES — (5.3%)
Coca-Cola Co.	168,543	9,500,769	0.6%
Costco Wholesale Corp.	18,798	9,239,969	0.5%
PepsiCo, Inc.	62,829	10,153,166	0.6%
Walmart, Inc.	68,027	10,164,594	0.6%
Other Securities		54,079,653	3.0%

TOTAL CONSUMER STAPLES		93,138,151	5.3%

ENERGY — (1.5%)
Other Securities		27,076,726	1.5%

FINANCIALS — (16.3%)
American Express Co.	34,168	5,937,715	0.4%
Aon PLC, Class A	13,054	4,176,236	0.2%
Bank of America Corp.	191,203	9,135,679	0.5%
Citigroup, Inc.	67,420	4,662,767	0.3%
Goldman Sachs Group, Inc.	12,591	5,204,490	0.3%
JPMorgan Chase & Co.	111,255	18,901,112	1.1%
Morgan Stanley	58,692	6,032,364	0.4%
Wells Fargo & Co.	123,803	6,333,761	0.4%
Other Securities		230,361,822	13.1%

TOTAL FINANCIALS		290,745,946	16.7%

HEALTH CARE — (6.7%)
Abbott Laboratories	41,271	5,319,419	0.3%
CVS Health Corp.	49,286	4,400,254	0.3%
Other Securities		109,981,370	6.3%

TOTAL HEALTH CARE		119,701,043	6.9%

INDUSTRIALS — (13.6%)
3M Co.	26,929	4,811,674	0.3%

20

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
Caterpillar, Inc.	24,283	$4,953,975	0.3%
CSX Corp.	119,931	4,337,904	0.3%
Deere & Co.	14,373	4,920,022	0.3%
Union Pacific Corp.	28,849	6,964,149	0.4%
United Parcel Service, Inc., Class B	30,285	6,464,939	0.4%
Other Securities		209,899,081	11.9%

TOTAL INDUSTRIALS		242,351,744	13.9%

INFORMATION TECHNOLOGY — (26.4%)
Accenture PLC, Class A	26,919	9,658,268	0.6%
* Adobe, Inc.	11,481	7,466,783	0.4%
* Advanced Micro Devices, Inc.	40,619	4,883,622	0.3%
Apple, Inc.	574,641	86,081,222	4.9%
Applied Materials, Inc.	39,946	5,458,621	0.3%
Broadcom, Inc.	18,516	9,844,402	0.6%
Cisco Systems, Inc.	176,054	9,853,742	0.6%
Intel Corp.	179,951	8,817,599	0.5%
International Business Machines Corp.	45,505	5,692,675	0.3%
Mastercard, Inc., Class A	32,793	11,002,707	0.6%
Microsoft Corp.	272,770	90,455,987	5.2%
NVIDIA Corp.	26,100	6,672,987	0.4%
Oracle Corp.	53,044	5,089,041	0.3%
QUALCOMM, Inc.	46,587	6,197,934	0.4%
Texas Instruments, Inc.	39,303	7,368,526	0.4%
# Visa, Inc., Class A	61,541	13,032,538	0.8%
Other Securities		182,744,117	10.4%

TOTAL INFORMATION TECHNOLOGY		470,320,771	27.0%

MATERIALS — (4.6%)
Linde PLC	14,643	4,674,046	0.3%
Other Securities		76,569,376	4.4%

TOTAL MATERIALS		81,243,422	4.7%

REAL ESTATE — (0.4%)
Other Securities		7,573,775	0.4%

UTILITIES — (0.9%)
Other Securities		15,107,750	0.9%

TOTAL COMMON STOCKS		1,738,951,082	99.7%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		29,110	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		69,766	0.0%

21

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$106,132	0.0%

TOTAL PREFERRED STOCKS		205,008	0.0%

TOTAL INVESTMENT SECURITIES (Cost $842,924,191)		1,739,156,090

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	6,171,460	6,171,460	0.4%

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	3,031,727	35,077,077	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $884,170,124)		$1,780,404,627	102.1%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$138,399,476	—	$1,467		$138,400,943
Consumer Discretionary	253,290,424	—	387		253,290,811
Consumer Staples	93,121,817	$16,334	—		93,138,151
Energy	27,076,726	—	—		27,076,726
Financials	290,745,946	—	—		290,745,946
Health Care	119,614,518	—	86,525		119,701,043
Industrials	242,351,744	—	—		242,351,744
Information Technology	470,320,771	—	—		470,320,771
Materials	81,243,422	—	—		81,243,422
Real Estate	7,573,775	—	—		7,573,775
Utilities	15,107,750	—	—		15,107,750
Preferred Stocks
Communication Services	29,110	—	—		29,110
Consumer Discretionary	69,766	—	—		69,766
Industrials	106,132	—	—		106,132
Temporary Cash Investments	6,171,460	—	—		6,171,460
Securities Lending Collateral	—	35,077,077	—		35,077,077

TOTAL	$1,745,222,837	$35,093,411	$88,379	^	$1,780,404,627

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (9.4%)
* Alphabet, Inc., Class A	32,807	$97,138,902	1.7%
* Alphabet, Inc., Class C	32,329	95,868,740	1.7%
Comcast Corp., Class A	491,051	25,254,753	0.5%
* Facebook, Inc., Class A	328,037	106,142,932	1.9%
* Netflix, Inc.	71,751	49,530,433	0.9%
Verizon Communications, Inc.	384,921	20,396,964	0.4%
Other Securities		146,222,259	2.5%

TOTAL COMMUNICATION SERVICES		540,554,983	9.6%

CONSUMER DISCRETIONARY — (13.9%)
* Amazon.com, Inc.	38,043	128,297,354	2.3%
Home Depot, Inc.	155,443	57,784,381	1.0%
Lowe’s Cos., Inc.	82,736	19,345,332	0.4%
NIKE, Inc., Class B	311,649	52,135,761	0.9%
Target Corp.	89,907	23,341,655	0.4%
* Tesla, Inc.	41,407	46,127,398	0.8%
Other Securities		472,491,486	8.4%

TOTAL CONSUMER DISCRETIONARY		799,523,367	14.2%

CONSUMER STAPLES — (5.1%)
Coca-Cola Co.	471,218	26,562,559	0.5%
Costco Wholesale Corp.	67,351	33,105,711	0.6%
PepsiCo, Inc.	115,059	18,593,534	0.3%
Procter & Gamble Co.	283,948	40,601,724	0.7%
Walmart, Inc.	248,026	37,060,045	0.7%
Other Securities		139,017,616	2.4%

TOTAL CONSUMER STAPLES		294,941,189	5.2%

ENERGY — (0.9%)
Other Securities		52,435,471	0.9%

FINANCIALS — (15.5%)
Bank of America Corp.	441,396	21,089,901	0.4%
BlackRock, Inc.	21,066	19,874,928	0.4%
Citigroup, Inc.	281,027	19,435,827	0.4%
Goldman Sachs Group, Inc.	82,494	34,098,895	0.6%
JPMorgan Chase & Co.	415,765	70,634,316	1.3%
Morgan Stanley	203,317	20,896,921	0.4%
Other Securities		705,708,422	12.4%

TOTAL FINANCIALS		891,739,210	15.9%

HEALTH CARE — (13.6%)
AbbVie, Inc.	267,455	30,669,065	0.6%
Amgen, Inc.	86,514	17,905,803	0.3%
Anthem, Inc.	50,809	22,108,520	0.4%
Bristol-Myers Squibb Co.	305,915	17,865,436	0.3%
CVS Health Corp.	249,508	22,276,074	0.4%
Danaher Corp.	57,527	17,935,193	0.3%
Johnson & Johnson	396,883	64,644,303	1.2%
Merck & Co., Inc.	210,029	18,493,053	0.3%

23

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	46,034	$29,142,744	0.5%
UnitedHealth Group, Inc.	181,781	83,704,697	1.5%
Other Securities		455,087,983	8.1%

TOTAL HEALTH CARE		779,832,871	13.9%

INDUSTRIALS — (12.1%)
Deere & Co.	55,830	19,111,167	0.4%
Other Securities		677,940,211	12.0%

TOTAL INDUSTRIALS		697,051,378	12.4%

INFORMATION TECHNOLOGY — (23.1%)
Accenture PLC, Class A	85,343	30,620,215	0.6%
* Adobe, Inc.	52,437	34,102,927	0.6%
Apple, Inc.	1,830,900	274,268,820	4.9%
Broadcom, Inc.	67,854	36,075,936	0.7%
Cisco Systems, Inc.	503,033	28,154,757	0.5%
Intel Corp.	453,965	22,244,285	0.4%
International Business Machines Corp.	179,379	22,440,313	0.4%
Intuit, Inc.	29,734	18,613,187	0.3%
Mastercard, Inc., Class A	123,165	41,324,321	0.7%
Microsoft Corp.	509,491	168,957,405	3.0%
NVIDIA Corp.	206,532	52,804,036	1.0%
Oracle Corp.	254,679	24,433,903	0.4%
* PayPal Holdings, Inc.	100,548	23,386,459	0.4%
QUALCOMM, Inc.	173,996	23,148,428	0.4%
# Visa, Inc., Class A	215,827	45,705,684	0.8%
Other Securities		482,630,327	8.5%

TOTAL INFORMATION TECHNOLOGY		1,328,911,003	23.6%

MATERIALS — (3.0%)
Other Securities		171,650,799	3.0%

REAL ESTATE — (0.4%)
Other Securities		19,810,078	0.4%

UTILITIES — (0.6%)
Other Securities		36,845,353	0.7%

TOTAL COMMON STOCKS		5,613,295,702	99.8%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		149,087	0.0%

TOTAL PREFERRED STOCKS		149,087	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,315,626,391)		5,613,444,789

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	29,149,722	29,149,722	0.5%

24

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	9,225,239	$106,736,013	1.9%

TOTAL INVESTMENTS — (100.0%) (Cost $3,451,505,103)		$5,749,330,524	102.2%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$540,554,050	—	$933		$540,554,983
Consumer Discretionary	799,523,160	—	207		799,523,367
Consumer Staples	294,941,189	—	—		294,941,189
Energy	52,435,471	—	—		52,435,471
Financials	891,739,210	—	—		891,739,210
Health Care	779,764,682	—	68,189		779,832,871
Industrials	697,051,378	—	—		697,051,378
Information Technology	1,328,911,003	—	—		1,328,911,003
Materials	171,650,799	—	—		171,650,799
Real Estate	19,810,078	—	—		19,810,078
Utilities	36,845,353	—	—		36,845,353
Preferred Stocks
Industrials	149,087	—	—		149,087
Temporary Cash Investments	29,149,722	—	—		29,149,722
Securities Lending Collateral	—	$106,736,013	—		106,736,013

TOTAL	$5,642,525,182	$106,736,013	$69,329	^	$5,749,330,524

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

25

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (3.7%)
*	Liberty Media Corp.-Liberty Formula One, Class C	20,057	$1,119,181	0.4%
	Lumen Technologies, Inc.	89,285	1,058,920	0.4%
	Other Securities		8,754,450	3.0%

TOTAL COMMUNICATION SERVICES			10,932,551	3.8%

CONSUMER DISCRETIONARY — (15.9%)
*	AutoNation, Inc.	11,331	1,372,411	0.5%
	BorgWarner, Inc.	39,585	1,784,096	0.6%
*	Capri Holdings Ltd.	19,002	1,011,667	0.4%
#	Dick’s Sporting Goods, Inc.	8,245	1,024,111	0.4%
	Kohl’s Corp.	24,600	1,193,838	0.4%
	Lear Corp.	8,868	1,523,966	0.5%
	Macy’s, Inc.	38,710	1,024,654	0.4%
*	Mohawk Industries, Inc.	8,411	1,490,513	0.5%
	Newell Brands, Inc.	53,170	1,217,061	0.4%
	Penske Automotive Group, Inc.	13,166	1,396,254	0.5%
	PulteGroup, Inc.	25,532	1,227,579	0.4%
*	PVH Corp.	11,618	1,270,196	0.5%
	Toll Brothers, Inc.	19,891	1,196,841	0.4%
	Other Securities		30,123,760	10.5%

TOTAL CONSUMER DISCRETIONARY			46,856,947	16.4%

CONSUMER STAPLES — (4.0%)
	J M Smucker Co.	9,849	1,210,048	0.4%
	Molson Coors Beverage Co., Class B	30,740	1,355,327	0.5%
*	Post Holdings, Inc.	10,598	1,075,485	0.4%
	Other Securities		8,148,507	2.8%

TOTAL CONSUMER STAPLES			11,789,367	4.1%

ENERGY — (2.8%)
	Other Securities		8,265,550	2.9%

FINANCIALS — (27.2%)
*	Alleghany Corp.	1,746	1,137,309	0.4%
*	Athene Holding Ltd., Class A	23,203	2,018,893	0.7%
	Everest Re Group Ltd.	5,023	1,313,514	0.5%
	First Horizon Corp.	69,664	1,182,198	0.4%
	Globe Life, Inc.	12,172	1,083,551	0.4%
	Invesco Ltd.	55,764	1,416,963	0.5%
	Jefferies Financial Group, Inc.	33,586	1,444,198	0.5%
	Lincoln National Corp.	17,072	1,231,745	0.4%
	Santander Consumer USA Holdings, Inc.	31,135	1,298,329	0.5%
	Stifel Financial Corp.	15,586	1,135,752	0.4%
	Zions Bancorp NA	19,590	1,233,974	0.4%
	Other Securities		65,557,932	22.9%

TOTAL FINANCIALS			80,054,358	28.0%

HEALTH CARE — (6.2%)
*	Envista Holdings Corp.	26,824	1,048,818	0.4%
*	Jazz Pharmaceuticals PLC	8,249	1,097,447	0.4%

26

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Universal Health Services, Inc., Class B	10,556	$1,310,000	0.5%
Other Securities		14,780,115	5.1%

TOTAL HEALTH CARE		18,236,380	6.4%

INDUSTRIALS — (19.1%)
AMERCO	2,011	1,482,087	0.5%
* Builders FirstSource, Inc.	25,630	1,493,460	0.5%
* CACI International, Inc., Class A	3,531	1,015,657	0.4%
* Colfax Corp.	23,454	1,210,696	0.4%
Knight-Swift Transportation Holdings, Inc.	23,046	1,306,478	0.5%
* Sensata Technologies Holding PLC	19,470	1,072,797	0.4%
Snap-on, Inc.	5,830	1,184,831	0.4%
Other Securities		47,280,900	16.5%

TOTAL INDUSTRIALS		56,046,906	19.6%

INFORMATION TECHNOLOGY — (9.5%)
Amdocs Ltd.	13,932	1,084,467	0.4%
* Arrow Electronics, Inc.	11,793	1,365,040	0.5%
Concentrix Corp.	6,442	1,144,615	0.4%
* DXC Technology Co.	40,831	1,329,866	0.5%
* First Solar, Inc.	16,602	1,985,433	0.7%
Other Securities		21,115,617	7.3%

TOTAL INFORMATION TECHNOLOGY		28,025,038	9.8%

MATERIALS — (6.6%)
Huntsman Corp.	37,919	1,235,401	0.4%
Reliance Steel & Aluminum Co.	9,327	1,363,234	0.5%
Steel Dynamics, Inc.	22,212	1,467,769	0.5%
Westlake Chemical Corp.	12,020	1,170,027	0.4%
Other Securities		14,010,756	5.0%

TOTAL MATERIALS		19,247,187	6.8%

REAL ESTATE — (1.6%)
* Jones Lang LaSalle, Inc.	6,696	1,729,108	0.6%
Other Securities		2,899,812	1.0%

TOTAL REAL ESTATE		4,628,920	1.6%

UTILITIES — (0.3%)
Other Securities		939,131	0.3%

TOTAL COMMON STOCKS (Cost $221,840,018)		285,022,335	99.7%

TEMPORARY CASH INVESTMENTS — (2.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	6,274,222	6,274,222	2.2%

27

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	239,118	$2,766,600	1.0%

TOTAL INVESTMENTS — (100.0%) (Cost $230,880,808)		$294,063,157	102.9%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$10,932,551	—	—		$10,932,551
Consumer Discretionary	46,856,462	—	$485		46,856,947
Consumer Staples	11,789,367	—	—		11,789,367
Energy	8,265,550	—	—		8,265,550
Financials	80,054,358	—	—		80,054,358
Health Care	18,207,085	—	29,295		18,236,380
Industrials	56,046,906	—	—		56,046,906
Information Technology	28,025,038	—	—		28,025,038
Materials	19,247,187	—	—		19,247,187
Real Estate	4,628,920	—	—		4,628,920
Utilities	939,131	—	—		939,131
Temporary Cash Investments	6,274,222	—	—		6,274,222
Securities Lending Collateral	—	$2,766,600	—		2,766,600

TOTAL	$291,266,777	$2,766,600	$29,780	^	$294,063,157

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
AUSTRALIA — (4.9%)
Commonwealth Bank of Australia	125,654	$9,959,612	0.3%
Other Securities		161,999,616	4.8%

TOTAL AUSTRALIA		171,959,228	5.1%

AUSTRIA — (0.3%)
Other Securities		11,827,881	0.3%

BELGIUM — (1.0%)
Other Securities		33,961,788	1.0%

CANADA — (8.4%)
National Bank of Canada	123,980	10,264,214	0.3%
Royal Bank of Canada	117,992	12,281,617	0.4%
Royal Bank of Canada	87,196	9,069,256	0.3%
Other Securities		264,128,629	7.7%

TOTAL CANADA		295,743,716	8.7%

CHINA — (0.0%)
Other Securities		123,288	0.0%

DENMARK — (3.0%)
Novo Nordisk AS, Class B	279,098	30,604,452	0.9%
Other Securities		73,608,371	2.2%

TOTAL DENMARK		104,212,823	3.1%

FINLAND — (1.9%)
Other Securities		66,475,987	2.0%

FRANCE — (9.3%)
* Airbus SE	101,567	13,029,220	0.4%
AXA SA	348,035	10,125,377	0.3%
BNP Paribas SA	151,420	10,135,632	0.3%
Capgemini SE	45,112	10,518,441	0.3%
Hermes International	7,013	11,136,046	0.3%
Kering SA	13,378	10,040,651	0.3%
L’Oreal SA	28,810	13,179,271	0.4%
LVMH Moet Hennessy Louis Vuitton SE	55,094	43,200,390	1.3%
Orange SA	850,190	9,271,279	0.3%
Sanofi	95,270	9,569,310	0.3%
Schneider Electric SE	48,655	8,389,001	0.3%
Vinci SA	79,721	8,522,987	0.3%
Other Securities		168,124,213	4.8%

TOTAL FRANCE		325,241,818	9.6%

GERMANY — (6.7%)
Adidas AG	43,904	14,369,832	0.4%
Allianz SE	45,799	10,635,002	0.3%
Daimler AG	184,475	18,311,434	0.6%
SAP SE	93,916	13,600,078	0.4%
Siemens AG	72,631	11,808,485	0.4%

29

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	Other Securities		$165,139,125	4.8%

	TOTAL GERMANY		233,863,956	6.9%

	HONG KONG — (1.6%)
	AIA Group Ltd.	1,698,800	19,038,467	0.6%
	Other Securities		37,688,095	1.1%

	TOTAL HONG KONG		56,726,562	1.7%

	IRELAND — (0.5%)
	Other Securities		18,799,260	0.5%

	ISRAEL — (0.7%)
	Other Securities		23,509,874	0.7%

	ITALY — (2.2%)
	Other Securities		77,998,129	2.3%

	JAPAN — (20.5%)
	KDDI Corp.	310,400	9,492,027	0.3%
	Nintendo Co. Ltd.	27,300	12,057,234	0.4%
	Recruit Holdings Co. Ltd.	326,200	21,698,497	0.7%
	SoftBank Group Corp.	273,568	14,810,272	0.5%
	Sony Group Corp.	157,000	18,180,017	0.6%
	Takeda Pharmaceutical Co. Ltd.	292,730	8,215,705	0.3%
	Tokyo Electron Ltd.	21,400	9,973,104	0.3%
	Other Securities		623,360,414	18.1%

	TOTAL JAPAN		717,787,270	21.2%

	NETHERLANDS — (5.4%)
*Ω	Adyen NV	3,567	10,762,742	0.3%
	ASML Holding NV	6,365	5,174,033	0.2%
	ASML Holding NV	50,902	41,377,218	1.2%
	ING Groep NV	709,368	10,760,334	0.3%
	Koninklijke Ahold Delhaize NV	364,661	11,863,317	0.4%
	Wolters Kluwer NV	112,162	11,745,428	0.4%
	Other Securities		98,399,809	2.8%

	TOTAL NETHERLANDS		190,082,881	5.6%

	NEW ZEALAND — (0.4%)
	Other Securities		13,857,946	0.4%

	NORWAY — (0.9%)
	Other Securities		30,844,453	0.9%

	PORTUGAL — (0.1%)
	Other Securities		5,523,146	0.2%

	SINGAPORE — (0.6%)
	Other Securities		20,852,501	0.6%

	SPAIN — (1.9%)
	Banco Santander SA	2,297,271	8,713,740	0.3%

30

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$56,456,287	1.6%

TOTAL SPAIN		65,170,027	1.9%

SWEDEN — (4.7%)
Volvo AB, Class B	348,699	8,131,364	0.3%
Other Securities		156,693,172	4.6%

TOTAL SWEDEN		164,824,536	4.9%

SWITZERLAND — (7.8%)
Cie Financiere Richemont SA	69,171	8,559,937	0.3%
Givaudan SA	2,375	11,190,847	0.3%
Novartis AG, Sponsored ADR	166,945	13,816,368	0.4%
Roche Holding AG	5,705	2,453,852	0.1%
Roche Holding AG	124,582	48,262,315	1.4%
Sika AG	34,235	11,598,120	0.4%
Swisscom AG	16,582	9,029,302	0.3%
Zurich Insurance Group AG	24,094	10,678,956	0.3%
Other Securities		157,699,444	4.6%

TOTAL SWITZERLAND		273,289,141	8.1%

UNITED KINGDOM — (12.8%)
AstraZeneca PLC, Sponsored ADR	246,088	15,350,969	0.5%
Diageo PLC, Sponsored ADR	71,872	14,350,682	0.4%
Experian PLC	208,765	9,572,125	0.3%
Ferguson PLC	55,833	8,400,796	0.3%
RELX PLC, Sponsored ADR	341,583	10,653,967	0.3%
Unilever PLC, Sponsored ADR	365,775	19,598,225	0.6%
Other Securities		369,422,584	10.8%

TOTAL UNITED KINGDOM		447,349,348	13.2%

UNITED STATES — (0.0%)
Other Securities		198,093	0.0%

TOTAL COMMON STOCKS		3,350,223,652	98.9%

PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
Other Security		6,148	0.0%

GERMANY — (0.4%)
Other Securities		12,867,996	0.4%

TOTAL PREFERRED STOCKS		12,874,144	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		712	0.0%

31

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NEW ZEALAND — (0.0%)
Other Security		$156	0.0%

TOTAL RIGHTS/WARRANTS		868	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,469,658,082)		3,363,098,664

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	12,128,983	140,332,333	4.2%

TOTAL INVESTMENTS — (100.0%) (Cost $2,609,976,784)		$3,503,430,997	103.5%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$53,851	$171,905,371	$6		$171,959,228
Austria	—	11,827,881	—		11,827,881
Belgium	739,129	33,222,659	—		33,961,788
Canada	295,484,530	259,186	—		295,743,716
China	—	123,288	—		123,288
Denmark	1,615,056	102,597,767	—		104,212,823
Finland	—	66,475,987	—		66,475,987
France	325,171	324,916,393	254		325,241,818
Germany	4,299,393	229,564,563	—		233,863,956
Hong Kong	20,122	56,695,561	10,879		56,726,562
Ireland	—	18,799,260	—		18,799,260
Israel	3,161,154	20,348,720	—		23,509,874
Italy	7,407,887	70,590,242	—		77,998,129
Japan	3,931,975	713,855,295	—		717,787,270
Netherlands	50,950,677	139,132,204	—		190,082,881
New Zealand	20,102	13,837,844	—		13,857,946
Norway	8,411	30,836,042	—		30,844,453
Portugal	—	5,523,146	—		5,523,146
Singapore	354,587	20,479,175	18,739		20,852,501
Spain	1,800,669	63,369,358	—		65,170,027
Sweden	576,899	164,247,637	—		164,824,536
Switzerland	23,742,828	249,546,313	—		273,289,141
United Kingdom	88,884,178	358,465,170	—		447,349,348
United States	116,443	81,650	—		198,093
Preferred Stocks
Australia	—	6,148	—		6,148
Germany	—	12,867,996	—		12,867,996
Rights/Warrants
Austria	—	712	—		712
New Zealand	—	156	—		156
Securities Lending Collateral	—	140,332,333	—		140,332,333

TOTAL	$483,493,062	$3,019,908,057	$29,878	^	$3,503,430,997

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (95.2%)
AUSTRALIA — (5.8%)
Australia & New Zealand Banking Group Ltd.	162,191	$3,451,501	0.2%
Commonwealth Bank of Australia	53,729	4,258,679	0.3%
National Australia Bank Ltd.	196,526	4,272,863	0.3%
Westpac Banking Corp.	209,006	4,066,238	0.3%
Other Securities		80,604,037	4.9%

TOTAL AUSTRALIA		96,653,318	6.0%

AUSTRIA — (0.6%)
Other Securities		10,794,389	0.7%

BELGIUM — (1.1%)
Other Securities		18,023,584	1.1%

CANADA — (10.2%)
Bank of Montreal	52,313	5,676,484	0.4%
Bank of Nova Scotia	54,096	3,546,534	0.2%
Canadian Imperial Bank of Commerce	28,626	3,473,470	0.2%
National Bank of Canada	39,759	3,291,619	0.2%
Royal Bank of Canada	38,519	4,009,387	0.3%
Royal Bank of Canada	88,652	9,220,695	0.6%
Toronto-Dominion Bank	53,477	3,877,617	0.3%
Other Securities		136,286,833	8.4%

TOTAL CANADA		169,382,639	10.6%

CHINA — (0.0%)
Other Securities		107,556	0.0%

DENMARK — (1.6%)
Pandora AS	23,601	3,302,619	0.2%
Other Securities		23,540,234	1.5%

TOTAL DENMARK		26,842,853	1.7%

FINLAND — (2.0%)
Other Securities		32,484,823	2.0%

FRANCE — (7.9%)
Air Liquide SA	32,625	5,446,994	0.3%
BNP Paribas SA	58,943	3,945,480	0.3%
Capgemini SE	13,980	3,259,616	0.2%
Cie de Saint-Gobain	72,114	4,976,770	0.3%
Cie Generale des Etablissements Michelin SCA	29,917	4,703,474	0.3%
LVMH Moet Hennessy Louis Vuitton SE	13,701	10,743,249	0.7%
Orange SA	504,080	5,496,967	0.4%
Vinci SA	40,824	4,364,502	0.3%
Other Securities		88,100,635	5.4%

TOTAL FRANCE		131,037,687	8.2%

GERMANY — (6.6%)
Allianz SE	15,781	3,664,511	0.2%
Bayerische Motoren Werke AG	41,425	4,185,416	0.3%

33

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
GERMANY — (Continued)
Daimler AG	101,669	$10,091,911	0.6%
Deutsche Post AG	56,332	3,487,344	0.2%
Deutsche Telekom AG	387,246	7,201,672	0.5%
Other Securities		81,608,153	5.1%

TOTAL GERMANY		110,239,007	6.9%

HONG KONG — (2.4%)
AIA Group Ltd.	678,400	7,602,835	0.5%
Other Securities		31,790,823	2.0%

TOTAL HONG KONG		39,393,658	2.5%

IRELAND — (1.0%)
CRH PLC, Sponsored ADR	116,775	5,598,194	0.4%
Kingspan Group PLC	30,178	3,474,241	0.2%
Other Securities		7,448,642	0.4%

TOTAL IRELAND		16,521,077	1.0%

ISRAEL — (1.0%)
Other Securities		15,979,432	1.0%

ITALY — (2.8%)
Enel SpA	438,811	3,673,630	0.2%
Other Securities		42,744,834	2.7%

TOTAL ITALY		46,418,464	2.9%

JAPAN — (22.2%)
KDDI Corp.	189,600	5,797,965	0.4%
Recruit Holdings Co. Ltd.	51,000	3,392,469	0.2%
SoftBank Group Corp.	142,000	7,687,505	0.5%
Sony Group Corp.	67,900	7,862,568	0.5%
Other Securities		343,039,086	21.4%

TOTAL JAPAN		367,779,593	23.0%

NETHERLANDS — (4.3%)
ASML Holding NV	2,461	2,000,546	0.1%
ASML Holding NV	17,689	14,378,945	0.9%
Koninklijke Ahold Delhaize NV	136,914	4,454,139	0.3%
Stellantis NV	222,195	4,436,557	0.3%
Wolters Kluwer NV	48,340	5,062,089	0.3%
Other Securities		41,855,824	2.6%

TOTAL NETHERLANDS		72,188,100	4.5%

NEW ZEALAND — (0.5%)
Other Securities		8,558,037	0.5%

NORWAY — (0.8%)
Other Securities		12,671,277	0.8%

PORTUGAL — (0.2%)
Other Securities		4,058,163	0.2%

34

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$14,364,963	0.9%

SPAIN — (2.4%)
# Banco Santander SA	941,487	3,571,138	0.2%
Iberdrola SA	467,238	5,522,369	0.4%
Telefonica SA	907,402	3,941,444	0.3%
Other Securities		27,438,480	1.6%

TOTAL SPAIN		40,473,431	2.5%

SWEDEN — (4.1%)
Volvo AB, Class B	164,207	3,829,168	0.3%
Other Securities		63,899,440	3.9%

TOTAL SWEDEN		67,728,608	4.2%

SWITZERLAND — (5.5%)
Alcon, Inc.	40,118	3,344,236	0.2%
Julius Baer Group Ltd.	46,989	3,398,812	0.2%
Other Securities		83,807,171	5.3%

TOTAL SWITZERLAND		90,550,219	5.7%

UNITED KINGDOM — (11.3%)
Ashtead Group PLC	49,049	4,110,803	0.3%
* BT Group PLC	1,718,045	3,263,992	0.2%
HSBC Holdings PLC, Sponsored ADR	160,754	4,833,873	0.3%
Rio Tinto PLC, Sponsored ADR	64,997	4,112,360	0.3%
Unilever PLC, Sponsored ADR	116,114	6,221,388	0.4%
Vodafone Group PLC	3,029,560	4,465,120	0.3%
Other Securities		159,901,417	9.9%

TOTAL UNITED KINGDOM		186,908,953	11.7%

UNITED STATES — (0.0%)
Other Securities		301,564	0.0%

TOTAL COMMON STOCKS		1,579,461,395	98.6%

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Volkswagen AG	20,402	4,578,850	0.3%
Other Securities		4,807,545	0.3%

TOTAL GERMANY		9,386,395	0.6%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		550	0.0%

CANADA — (0.0%)
Other Security		38,324	0.0%

HONG KONG — (0.0%)
Other Security		41	0.0%

35

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
NEW ZEALAND — (0.0%)
Other Security		$2,246	0.0%

PORTUGAL — (0.0%)
Other Security		527	0.0%

TOTAL RIGHTS/WARRANTS		41,688	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,217,633,472)		1,588,889,478

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	6,064,913	70,171,042	4.4%

TOTAL INVESTMENTS—(100.0%) (Cost $1,287,796,761)		$1,659,060,520	103.6%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$96,653,285	$33	$96,653,318
Austria	—	10,794,389	—	10,794,389
Belgium	$281,427	17,742,157	—	18,023,584
Canada	169,038,790	343,849	—	169,382,639
China	—	107,556	—	107,556
Denmark	—	26,842,853	—	26,842,853
Finland	508,263	31,976,560	—	32,484,823
France	—	131,036,422	1,265	131,037,687
Germany	3,015,862	107,223,145	—	110,239,007
Hong Kong	—	39,371,869	21,789	39,393,658
Ireland	5,598,194	10,922,883	—	16,521,077
Israel	718,573	15,260,859	—	15,979,432
Italy	814,901	45,603,563	—	46,418,464
Japan	692,715	367,086,878	—	367,779,593
Netherlands	16,105,722	56,082,378	—	72,188,100
New Zealand	—	8,558,037	—	8,558,037
Norway	—	12,671,277	—	12,671,277
Portugal	—	4,058,163	—	4,058,163
Singapore	218,364	14,119,368	27,231	14,364,963
Spain	26,638	40,446,793	—	40,473,431
Sweden	80,246	67,648,362	—	67,728,608
Switzerland	7,740,543	82,809,676	—	90,550,219
United Kingdom	23,389,075	163,519,878	—	186,908,953
United States	254,554	47,010	—	301,564
Preferred Stocks
Germany	—	9,386,395	—	9,386,395
Rights/Warrants
Austria	—	550	—	550
Canada	—	38,324	—	38,324
Hong Kong	—	41	—	41

36

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
New Zealand	—	$2,246	—		$2,246
Portugal	—	527	—		527
Securities Lending Collateral	—	70,171,042	—		70,171,042

TOTAL	$228,483,867	$1,430,526,335	$50,318	^	$1,659,060,520

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

37

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
BRAZIL — (3.0%)
	Other Securities		$29,353,160	3.0%

CHILE — (0.4%)
	Other Securities		3,542,258	0.4%

CHINA — (33.9%)
*	Alibaba Group Holding Ltd.	388,700	7,992,705	0.9%
*	Alibaba Group Holding Ltd., Sponsored ADR	79,804	13,162,872	1.4%
*	Baidu, Inc., Sponsored ADR	18,233	2,958,122	0.3%
	Bank of China Ltd., Class H	12,369,000	4,377,408	0.5%
	China Construction Bank Corp., Class H	12,750,000	8,677,404	0.9%
	China Gas Holdings Ltd.	908,800	2,268,383	0.3%
	China Merchants Bank Co. Ltd., Class H	423,500	3,548,989	0.4%
	China Overseas Land & Investment Ltd.	1,060,500	2,338,992	0.3%
	China Resources Land Ltd.	750,000	2,914,101	0.3%
	Country Garden Holdings Co. Ltd.	2,568,029	2,416,533	0.3%
	CSPC Pharmaceutical Group Ltd.	2,621,200	2,735,221	0.3%
	ENN Energy Holdings Ltd.	215,900	3,719,628	0.4%
	Geely Automobile Holdings Ltd.	1,121,000	3,890,587	0.4%
#	Industrial & Commercial Bank of China Ltd., Class H	10,547,000	5,781,465	0.6%
*	JD.com, Inc., ADR	32,484	2,542,848	0.3%
	Kweichow Moutai Co. Ltd., Class A	8,600	2,454,085	0.3%
#	Lenovo Group Ltd.	3,236,000	3,514,192	0.4%
	Li Ning Co. Ltd.	614,000	6,775,525	0.7%
*Ω	Meituan, Class B	204,100	6,945,239	0.7%
	NetEase, Inc., ADR	35,089	3,424,336	0.4%
	PICC Property & Casualty Co. Ltd., Class H	2,717,000	2,529,379	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	936,000	6,704,315	0.7%
	Sino Biopharmaceutical Ltd.	3,014,000	2,222,476	0.3%
	Sunny Optical Technology Group Co. Ltd.	123,500	3,313,930	0.4%
	Tencent Holdings Ltd.	603,300	36,698,614	3.8%
*	Trip.com Group Ltd., ADR	88,312	2,522,191	0.3%
*Ω	Xiaomi Corp., Class B	1,292,800	3,533,939	0.4%
	Other Securities		182,308,951	18.2%

TOTAL CHINA			332,272,430	34.5%

COLOMBIA — (0.1%)
	Other Securities		1,074,200	0.1%

CZECH REPUBLIC — (0.0%)
	Other Securities		451,351	0.0%

EGYPT — (0.0%)
	Other Security		314,639	0.0%

GREECE — (0.3%)
	Other Securities		2,681,785	0.3%

HONG KONG — (0.1%)
	Other Securities		1,158,012	0.1%

38

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$1,745,693	0.2%

INDIA — (13.3%)
Asian Paints Ltd.	65,089	2,704,378	0.3%
HCL Technologies Ltd.	156,763	2,403,003	0.3%
Housing Development Finance Corp. Ltd.	85,276	3,247,632	0.4%
ICICI Bank Ltd., Sponsored ADR	149,823	3,168,756	0.3%
Infosys Ltd.	245,998	5,515,871	0.6%
Infosys Ltd., Sponsored ADR	263,821	5,877,932	0.6%
Tata Consultancy Services Ltd.	101,221	4,609,412	0.5%
* Tata Motors Ltd.	438,199	2,823,310	0.3%
Tech Mahindra Ltd.	133,678	2,649,882	0.3%
Other Securities		97,452,766	9.9%

TOTAL INDIA		130,452,942	13.5%

INDONESIA — (1.1%)
Other Securities		10,412,162	1.1%

MALAYSIA — (1.2%)
Other Securities		12,162,348	1.3%

MEXICO — (1.5%)
Other Securities		15,053,918	1.6%

NETHERLANDS — (0.1%)
Other Security		575,458	0.1%

PERU — (0.1%)
Other Securities		610,715	0.1%

PHILIPPINES — (0.5%)
Other Securities		5,013,761	0.5%

POLAND — (0.8%)
Other Securities		7,370,121	0.8%

QATAR — (0.7%)
Other Securities		6,639,099	0.7%

RUSSIA — (0.4%)
Other Securities		3,861,185	0.4%

SAUDI ARABIA — (3.1%)
Al Rajhi Bank	95,840	3,545,448	0.4%
Saudi National Bank	157,120	2,758,193	0.3%
Other Securities		23,827,275	2.4%

TOTAL SAUDI ARABIA		30,130,916	3.1%

SOUTH AFRICA — (2.3%)
Other Securities		22,574,942	2.3%

SOUTH KOREA — (15.3%)
# KB Financial Group, Inc.	54,665	2,645,998	0.3%
LG Chem Ltd.	5,239	3,759,270	0.4%

39

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
LG Electronics, Inc.	29,914	$3,094,719	0.3%
Samsung Electronics Co. Ltd.	294,785	17,649,696	1.9%
Samsung Electronics Co. Ltd., GDR	2,910	4,357,251	0.5%
Samsung Electronics Co. Ltd., GDR	3,225	4,814,925	0.5%
Other Securities		113,557,354	11.7%

TOTAL SOUTH KOREA		149,879,213	15.6%

TAIWAN — (16.2%)
# ASE Technology Holding Co. Ltd.	630,000	2,253,520	0.3%
Hon Hai Precision Industry Co. Ltd.	974,600	3,762,285	0.4%
MediaTek, Inc.	101,000	3,324,181	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	783,000	16,615,487	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,238	11,397,061	1.2%
Uni-President Enterprises Corp.	1,451,000	3,480,836	0.4%
Other Securities		117,660,190	12.0%

TOTAL TAIWAN		158,493,560	16.4%

THAILAND — (2.0%)
Other Securities		19,649,266	2.0%

TURKEY — (0.4%)
Other Securities		4,089,558	0.4%

UNITED ARAB EMIRATES — (0.8%)
Other Securities		7,913,853	0.8%

UNITED KINGDOM — (0.0%)
Other Security		137,919	0.0%

UNITED STATES — (0.0%)
Other Security		86,976	0.0%

TOTAL COMMON STOCKS		957,701,440	99.3%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Other Securities		6,011,238	0.6%

CHILE — (0.1%)
Other Securities		361,950	0.1%

COLOMBIA — (0.0%)
Other Securities		239,227	0.0%

PHILIPPINES — (0.0%)
Other Security		2,896	0.0%

SOUTH KOREA — (0.0%)
Other Security		32,216	0.0%

40

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Security		$63,786	0.0%

TOTAL PREFERRED STOCKS		6,711,313	0.7%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		1,552	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,301	0.0%

TAIWAN — (0.0%)
Other Securities		1,634	0.0%

THAILAND — (0.0%)
Other Securities		10,677	0.0%

TOTAL RIGHTS/WARRANTS		15,164	0.0%

TOTAL INVESTMENT SECURITIES (Cost $817,573,505)		964,427,917

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	1,230,617	14,238,240	1.5%

TOTAL INVESTMENTS — (100.0%) (Cost $831,810,655)		$978,666,157	101.5%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,353,160	—	—	$29,353,160
Chile	996,466	$2,545,792	—	3,542,258
China	42,712,789	288,313,911	$1,245,730	332,272,430
Colombia	1,074,200	—	—	1,074,200
Czech Republic	—	451,351	—	451,351
Egypt	314,639	—	—	314,639
Greece	—	2,681,785	—	2,681,785
Hong Kong	—	1,158,012	—	1,158,012
Hungary	—	1,745,693	—	1,745,693
India	9,504,717	120,948,225	—	130,452,942
Indonesia	297,024	10,094,088	21,050	10,412,162
Malaysia	—	12,162,348	—	12,162,348
Mexico	14,997,130	56,788	—	15,053,918
Netherlands	—	575,458	—	575,458
Peru	610,715	—	—	610,715
Philippines	—	5,013,761	—	5,013,761
Poland	—	7,370,121	—	7,370,121
Qatar	—	6,639,099	—	6,639,099

41

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Russia	$2,758,213	$1,102,972	—		$3,861,185
Saudi Arabia	63,046	30,067,870	—		30,130,916
South Africa	2,910,234	19,664,708	—		22,574,942
South Korea	5,001,303	144,860,679	$17,231		149,879,213
Taiwan	11,585,574	146,899,743	8,243		158,493,560
Thailand	19,649,266	—	—		19,649,266
Turkey	—	4,089,558	—		4,089,558
United Arab Emirates	—	7,913,853	—		7,913,853
United Kingdom	—	137,919	—		137,919
United States	86,976	—	—		86,976
Preferred Stocks
Brazil	6,011,238	—	—		6,011,238
Chile	—	361,950	—		361,950
Colombia	239,227	—	—		239,227
Philippines	—	2,896	—		2,896
South Korea	—	32,216	—		32,216
Thailand	63,786	—	—		63,786
Rights/Warrants
India	—	1,552	—		1,552
South Korea	—	1,301	—		1,301
Taiwan	—	1,634	—		1,634
Thailand	—	10,677	—		10,677
Securities Lending Collateral	—	14,238,240	—		14,238,240

TOTAL	$148,229,703	$829,144,200	$1,292,254	^	$978,666,157

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

42

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.8%)
	BRAZIL — (2.5%)
	Other Securities		$43,289,110	2.5%

	CHILE — (0.4%)
	Other Securities		6,874,022	0.4%

	CHINA — (31.1%)
*	Alibaba Group Holding Ltd.	664,500	13,663,886	0.8%
*	Alibaba Group Holding Ltd., Sponsored ADR	175,235	28,903,261	1.7%
	ANTA Sports Products Ltd.	226,000	3,501,581	0.2%
*	Baidu, Inc., Sponsored ADR	37,349	6,059,502	0.4%
	Bank of China Ltd., Class H	17,361,356	6,144,211	0.4%
	BYD Co. Ltd., Class H	117,000	4,474,967	0.3%
	China Construction Bank Corp., Class H	28,737,990	19,558,521	1.2%
	China Mengniu Dairy Co. Ltd.	605,000	3,849,350	0.2%
	China Merchants Bank Co. Ltd., Class H	1,095,098	9,177,073	0.6%
	China Resources Land Ltd.	1,024,222	3,979,582	0.3%
	CSPC Pharmaceutical Group Ltd.	3,478,640	3,629,960	0.2%
	Geely Automobile Holdings Ltd.	1,839,000	6,382,506	0.4%
	Industrial & Commercial Bank of China Ltd., Class H	18,448,017	10,112,503	0.6%
	Lenovo Group Ltd.	3,504,000	3,805,232	0.2%
	Li Ning Co. Ltd.	472,000	5,208,547	0.3%
*Ω	Meituan, Class B	231,300	7,870,818	0.5%
	NetEase, Inc., ADR	87,693	8,557,960	0.5%
	Ping An Insurance Group Co. of China Ltd., Class H	1,992,500	14,271,738	0.9%
	Tencent Holdings Ltd.	1,072,700	65,252,119	3.8%
*Ω	Xiaomi Corp., Class B	2,221,000	6,071,225	0.4%
	Yum China Holdings, Inc.	96,273	5,495,263	0.3%
	Other Securities		307,474,123	17.5%

	TOTAL CHINA		543,443,928	31.7%

	COLOMBIA — (0.1%)
	Other Securities		2,634,382	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		1,012,109	0.1%

	EGYPT — (0.1%)
	Other Securities		981,058	0.1%

	GREECE — (0.3%)
	Other Securities		4,616,049	0.3%

	HONG KONG — (0.1%)
	Other Securities		2,309,466	0.1%

	HUNGARY — (0.2%)
	Other Securities		4,104,880	0.2%

	INDIA — (11.9%)
*	Bharti Airtel Ltd.	437,961	4,020,203	0.3%
	HCL Technologies Ltd.	259,558	3,978,734	0.3%
	HDFC Bank Ltd.	485,788	10,323,686	0.6%

43

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Hindustan Unilever Ltd.	113,845	$3,637,531	0.2%
Housing Development Finance Corp. Ltd.	157,940	6,014,951	0.4%
ICICI Bank Ltd.	413,541	4,477,350	0.3%
ICICI Bank Ltd., Sponsored ADR	164,684	3,483,077	0.2%
Infosys Ltd.	576,456	12,925,541	0.8%
Tata Consultancy Services Ltd.	152,663	6,951,997	0.4%
* Tata Motors Ltd.	614,870	3,961,599	0.2%
Other Securities		148,325,748	8.4%

TOTAL INDIA		208,100,417	12.1%

INDONESIA — (1.5%)
Bank Central Asia Tbk PT	9,278,000	4,905,996	0.3%
Other Securities		20,524,343	1.2%

TOTAL INDONESIA		25,430,339	1.5%

MALAYSIA — (1.5%)
Other Securities		26,591,724	1.5%

MEXICO — (2.0%)
Other Securities		34,751,593	2.0%

NETHERLANDS — (0.1%)
Other Security		1,042,743	0.1%

PERU — (0.1%)
Other Securities		1,536,010	0.1%

PHILIPPINES — (0.8%)
Other Securities		14,006,588	0.8%

POLAND — (1.0%)
Other Securities		17,337,848	1.0%

QATAR — (0.8%)
Qatar National Bank QPSC	750,701	4,229,773	0.3%
Other Securities		9,719,965	0.5%

TOTAL QATAR		13,949,738	0.8%

RUSSIA — (0.5%)
Sberbank of Russia PJSC, Sponsored ADR	211,733	4,246,308	0.3%
Other Securities		4,458,437	0.2%

TOTAL RUSSIA		8,704,745	0.5%

SAUDI ARABIA — (2.8%)
Al Rajhi Bank	179,103	6,625,630	0.4%
Saudi National Bank	241,173	4,233,718	0.3%
Saudi Telecom Co.	114,117	3,564,861	0.2%
Other Securities		33,865,564	1.9%

TOTAL SAUDI ARABIA		48,289,773	2.8%

SOUTH AFRICA — (3.7%)
* MTN Group Ltd.	613,297	5,499,513	0.3%

44

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$59,345,358	3.5%

TOTAL SOUTH AFRICA		64,844,871	3.8%

SOUTH KOREA — (14.8%)
Kia Corp	55,131	4,023,038	0.3%
LG Chem Ltd.	8,819	6,328,117	0.4%
LG Electronics, Inc.	38,057	3,937,144	0.3%
Samsung Electronics Co. Ltd.	772,249	46,236,953	2.7%
Samsung Electronics Co. Ltd., GDR	13,276	19,878,648	1.2%
SK Hynix, Inc.	164,271	14,480,581	0.9%
Other Securities		163,812,814	9.3%

TOTAL SOUTH KOREA		258,697,295	15.1%

TAIWAN — (18.4%)
Fubon Financial Holding Co. Ltd.	1,502,200	3,970,950	0.3%
Hon Hai Precision Industry Co. Ltd.	1,466,599	5,661,568	0.4%
# MediaTek, Inc.	221,360	7,285,552	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,923,214	40,811,158	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	370,400	42,114,480	2.5%
United Microelectronics Corp.	2,047,081	4,249,687	0.3%
Other Securities		217,634,202	12.5%

TOTAL TAIWAN		321,727,597	18.8%

THAILAND — (1.9%)
Other Securities		33,905,015	2.0%

TURKEY — (0.5%)
Other Securities		8,367,460	0.5%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		11,418,314	0.7%

UNITED KINGDOM — (0.0%)
Other Security		285,364	0.0%

UNITED STATES — (0.0%)
Other Security		339,256	0.0%

TOTAL COMMON STOCKS		1,708,591,694	99.7%

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
Other Securities		8,867,427	0.5%

CHILE — (0.0%)
Other Securities		265,578	0.0%

COLOMBIA — (0.0%)
Other Securities		388,385	0.0%

PHILIPPINES — (0.0%)
Other Security		65,847	0.0%

45

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$41,867	0.0%

THAILAND — (0.0%)
Other Security		116,364	0.0%

TOTAL PREFERRED STOCKS		9,745,468	0.5%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Securities		851	0.0%

INDONESIA — (0.0%)
Other Security		8,863	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,135	0.0%

TAIWAN — (0.0%)
Other Securities		2,861	0.0%

THAILAND — (0.0%)
Other Securities		7,500	0.0%

TOTAL RIGHTS/WARRANTS		21,210	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,220,337,505)		1,718,358,372

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	2,504,998	28,982,826	1.7%

TOTAL INVESTMENTS — (100.0%) (Cost $1,249,317,265)		$1,747,341,198	101.9%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$43,289,110	—	—	$43,289,110
Chile	2,621,308	$4,252,714	—	6,874,022
China	77,051,172	464,003,686	$2,389,070	543,443,928
Colombia	2,634,382	—	—	2,634,382
Czech Republic	—	1,012,109	—	1,012,109
Egypt	17,732	963,326	—	981,058
Greece	—	4,603,796	12,253	4,616,049
Hong Kong	568,239	1,727,394	13,833	2,309,466
Hungary	—	4,104,880	—	4,104,880
India	6,643,487	201,455,832	1,098	208,100,417
Indonesia	1,862,778	23,457,205	110,356	25,430,339
Malaysia	—	26,591,724	—	26,591,724

46

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Mexico	$34,161,292	$589,963	$338		$34,751,593
Netherlands	—	1,042,743	—		1,042,743
Peru	1,534,870	1,140	—		1,536,010
Philippines	276,147	13,730,441	—		14,006,588
Poland	—	17,337,848	—		17,337,848
Qatar	—	13,949,738	—		13,949,738
Russia	2,873,203	5,831,542	—		8,704,745
Saudi Arabia	69,989	48,219,784	—		48,289,773
South Africa	8,091,855	56,753,016	—		64,844,871
South Korea	4,081,423	254,556,246	59,626		258,697,295
Taiwan	44,328,406	277,375,103	24,088		321,727,597
Thailand	33,904,017	—	998		33,905,015
Turkey	—	8,367,460	—		8,367,460
United Arab Emirates	—	11,413,811	4,503		11,418,314
United Kingdom	—	285,364	—		285,364
United States	339,256	—	—		339,256
Preferred Stocks
Brazil	8,867,427	—	—		8,867,427
Chile	—	265,578	—		265,578
Colombia	388,385	—	—		388,385
Philippines	—	65,847	—		65,847
South Korea	—	41,867	—		41,867
Thailand	116,364	—	—		116,364
Rights/Warrants
India	—	851	—		851
Indonesia	—	8,863	—		8,863
South Korea	—	1,135	—		1,135
Taiwan	—	2,861	—		2,861
Thailand	—	7,500	—		7,500
Securities Lending Collateral	—	28,982,826	—		28,982,826

TOTAL	$273,720,842	$1,471,004,193	$2,616,163	^	$1,747,341,198

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

47

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	1,679,760	$41,523,659
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,300,990	20,308,454
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	523,496	8,417,815

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $54,191,143)		$70,249,928

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$70,249,928	—	—	$70,249,928

TOTAL	$70,249,928	—	—	$70,249,928

See accompanying Notes to Financial Statements.

48

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face
		Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (14.4%)
	Federal Home Loan Bank
	2.750%, 12/13/24	1,700	$1,800,913
	3.125%, 09/12/25	1,000	1,078,669
	5.750%, 06/12/26	200	240,727
	3.000%, 09/11/26	1,200	1,301,491
	3.000%, 03/10/28	2,500	2,731,395
	3.250%, 06/09/28	3,190	3,547,934
#	3.250%, 11/16/28	7,100	7,942,746
	2.125%, 09/14/29	945	983,051
	2.125%, 12/14/29	1,000	1,041,912
	5.500%, 07/15/36	1,795	2,614,087
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	2,500	3,452,563
	6.750%, 03/15/31	3,815	5,499,671
	6.250%, 07/15/32	4,239	6,107,767
Federal National Mortgage Association
	2.125%, 04/24/26	3,800	3,968,558
	1.875%, 09/24/26	6,000	6,197,214
	0.750%, 10/08/27	1,750	1,687,376
	6.250%, 05/15/29	4,330	5,782,137
	7.125%, 01/15/30	3,583	5,115,034
	7.250%, 05/15/30	3,316	4,799,770
	0.875%, 08/05/30	10,700	10,047,802
	6.625%, 11/15/30	3,600	5,096,859

	TOTAL AGENCY OBLIGATIONS		81,037,676

	BONDS — (49.0%)
	3M Co.
	2.875%, 10/15/27	850	907,630
	2.375%, 08/26/29	1,000	1,029,547
	7-Eleven, Inc.
Ω	2.500%, 02/10/41	350	325,451
	ABB Finance USA, Inc.
	2.875%, 05/08/22	100	101,284
	Activision Blizzard, Inc.
	3.400%, 06/15/27	100	108,318
#	1.350%, 09/15/30	2,500	2,304,822
	Aetna, Inc.
	3.500%, 11/15/24	50	53,344
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	150	160,672
	3.300%, 06/15/30	800	852,539
	Aflac, Inc.
	3.625%, 11/15/24	250	268,966
	3.250%, 03/17/25	50	53,413

		Face
		Amount^	Value†
		(000)
	Ahold Finance USA LLC
	6.875%, 05/01/29	40	$52,575
	Airbus SE
Ω	3.150%, 04/10/27	200	213,856
	Albemarle Corp.
	4.150%, 12/01/24	200	216,397
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	600	649,894
	Alphabet, Inc.
	1.998%, 08/15/26	200	206,391
	1.100%, 08/15/30	8,000	7,502,629
	Amazon.com, Inc.
	3.150%, 08/22/27	800	866,404
#	1.500%, 06/03/30	4,500	4,354,750
	2.100%, 05/12/31	2,000	2,016,362
	4.800%, 12/05/34	1,500	1,906,153
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	125	126,745
	American Express Credit Corp.
	3.300%, 05/03/27	700	762,804
	American Honda Finance Corp.
	1.950%, 05/20/22	1,000	1,008,828
#	2.300%, 09/09/26	750	777,951
	American International Group, Inc.
	4.125%, 02/15/24	350	374,745
	3.900%, 04/01/26	200	219,602
	American Water Capital Corp.
	2.950%, 09/01/27	100	106,228
	Ameriprise Financial, Inc.
	4.000%, 10/15/23	30	31,950
	3.700%, 10/15/24	400	432,060
	2.875%, 09/15/26	500	530,024
	AmerisourceBergen Corp.
	3.450%, 12/15/27	200	215,963
	Anthem, Inc.
	3.500%, 08/15/24	150	159,425
	4.101%, 03/01/28	400	450,266
	2.250%, 05/15/30	500	498,529
	ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27	500	544,726
	Aon Corp.
	3.750%, 05/02/29	1,000	1,109,245
	Aon PLC
	3.500%, 06/14/24	275	291,513
	Apple, Inc.
	3.250%, 02/23/26	250	269,578

49

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
2.450%, 08/04/26	695	$727,953
3.350%, 02/09/27	2,300	2,504,959
3.000%, 06/20/27	1,000	1,079,115
3.000%, 11/13/27	500	537,665
1.650%, 02/08/31	1,500	1,452,860
Applied Materials, Inc.
3.300%, 04/01/27	300	325,493
Ares Capital Corp.
3.200%, 11/15/31	500	498,274
Arrow Electronics, Inc.
3.875%, 01/12/28	400	432,184
AT&T, Inc.
# 2.750%, 06/01/31	1,025	1,042,661
2.550%, 12/01/33	228	221,426
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	250	273,798
Autodesk, Inc.
3.500%, 06/15/27	845	917,062
Automatic Data Processing, Inc.
# 3.375%, 09/15/25	1,264	1,362,953
1.250%, 09/01/30	3,800	3,587,316
AutoZone, Inc.
3.125%, 04/21/26	450	478,993
AvalonBay Communities, Inc.
# 2.050%, 01/15/32	1,300	1,273,603
Avnet, Inc.
4.625%, 04/15/26	250	276,102
AXIS Specialty Finance PLC
4.000%, 12/06/27	728	804,287
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	600	647,226
Banco Santander SA
3.800%, 02/23/28	200	218,727
Bank of America Corp.
3.300%, 01/11/23	150	154,994
4.000%, 04/01/24	136	145,925
Bank of Montreal
1.850%, 05/01/25	2,000	2,042,319
Bank of New York Mellon Corp.
3.650%, 02/04/24	300	318,298
1.600%, 04/24/25	850	862,286
2.800%, 05/04/26	500	528,889
Bank of Nova Scotia
# 2.150%, 08/01/31	3,000	2,964,188
Barclays PLC
4.375%, 01/12/26	500	550,684
Barrick North America Finance LLC
5.700%, 05/30/41	500	683,033

		Face
		Amount^	Value†
		(000)
Best Buy Co., Inc.
	4.450%, 10/01/28	500	$570,942
BlackRock, Inc.
#	3.200%, 03/15/27	350	379,544
	3.250%, 04/30/29	2,000	2,189,841
	2.400%, 04/30/30	1,000	1,032,138
	1.900%, 01/28/31	5,000	4,945,169
Booking Holdings, Inc.
	3.600%, 06/01/26	635	690,850
	4.625%, 04/13/30	1,000	1,179,198
BPCE SA
	4.000%, 04/15/24	500	536,496
British Telecommunications PLC
	5.125%, 12/04/28	500	575,250
Ω	3.250%, 11/08/29	1,000	1,035,262
Broadcom, Inc.
	4.150%, 11/15/30	800	879,522
#	4.300%, 11/15/32	500	556,735
Ω	3.419%, 04/15/33	767	791,939
Ω	3.137%, 11/15/35	483	474,700
Ω	3.500%, 02/15/41	150	148,800
Brown & Brown, Inc.
	4.200%, 09/15/24	240	259,076
Bunge Ltd Finance Corp.
#	3.750%, 09/25/27	965	1,054,844
Campbell Soup Co.
	4.150%, 03/15/28	86	96,360
Canadian Pacific Railway Co.
	2.900%, 02/01/25	50	52,509
Capital One Financial Corp.
	3.750%, 04/24/24	50	53,166
	3.750%, 03/09/27	700	763,392
	3.800%, 01/31/28	700	772,159
Cardinal Health, Inc.
	3.410%, 06/15/27	500	539,375
Carrier Global Corp.
	3.377%, 04/05/40	1,000	1,046,341
Charles Schwab Corp.
	3.625%, 04/01/25	30	32,177
	3.200%, 03/02/27	700	754,317
Choice Hotels International, Inc.
	3.700%, 12/01/29	1,500	1,598,100
Chubb INA Holdings, Inc.
	3.350%, 05/15/24	50	53,151
Cigna Corp.
	3.500%, 06/15/24	250	264,799
	3.250%, 04/15/25	750	796,152
	3.400%, 03/01/27	56	60,257
	2.400%, 03/15/30	500	505,068
Cincinnati Financial Corp.
	6.920%, 05/15/28	600	774,940
Cisco Systems, Inc.
#	2.500%, 09/20/26	500	529,154

50

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	Citigroup, Inc.
	3.875%, 10/25/23	380	$403,794
	Citizens Bank NA
#	3.750%, 02/18/26	2,000	2,182,927
	Citrix Systems, Inc.
#	3.300%, 03/01/30	1,500	1,521,821
	Clorox Co.
	3.900%, 05/15/28	750	844,142
	CME Group, Inc.
	3.000%, 03/15/25	85	89,685
	3.750%, 06/15/28	1,000	1,119,091
	CNA Financial Corp.
	3.950%, 05/15/24	300	319,443
#	4.500%, 03/01/26	280	312,774
	Coca-Cola Co.
	2.900%, 05/25/27	400	429,079
	Comcast Corp.
	3.375%, 08/15/25	500	536,537
	3.150%, 03/01/26	200	214,350
	3.750%, 04/01/40	1,300	1,456,483
	Comerica, Inc.
#	4.000%, 02/01/29	500	567,866
	Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	100	107,987
	Conagra Brands, Inc.
#	4.850%, 11/01/28	1,000	1,166,123
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	300	317,893
	5.300%, 03/01/35	350	437,691
	Cooperatieve Rabobank UA
	3.875%, 02/08/22	50	50,471
	3.375%, 05/21/25	1,500	1,613,791
	Costco Wholesale Corp.
	3.000%, 05/18/27	1,200	1,300,145
	1.600%, 04/20/30	5,500	5,356,071
	1.750%, 04/20/32	2,600	2,534,047
	Cox Communications, Inc.
Ω	3.500%, 08/15/27	400	432,919
	Credit Suisse AG
	3.625%, 09/09/24	500	534,516
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	200	222,663
	CVS Health Corp.
	2.750%, 12/01/22	200	203,624
	Deere & Co.
	5.375%, 10/16/29	80	100,121
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	2,525	2,676,018
	Discover Bank
	4.650%, 09/13/28	1,400	1,611,685
	Discovery Communications LLC
	3.900%, 11/15/24	150	160,803

		Face
		Amount^	Value†
		(000)
	4.900%, 03/11/26	200	$225,453
	Dollar General Corp.
	3.250%, 04/15/23	100	103,115
	4.150%, 11/01/25	500	550,348
	Dollar Tree, Inc.
	4.200%, 05/15/28	600	675,467
	E*TRADE Financial Corp.
	2.950%, 08/24/22	300	305,657
	4.500%, 06/20/28	750	853,832
	Eaton Corp.
#	3.103%, 09/15/27	400	428,212
	4.000%, 11/02/32	900	1,038,231
	Eaton Vance Corp.
	3.500%, 04/06/27	1,500	1,620,975
	Ecolab, Inc.
	2.700%, 11/01/26	500	528,484
	Electronic Arts, Inc.
	4.800%, 03/01/26	164	184,995
	Enbridge Energy Partners LP
	5.500%, 09/15/40	650	835,502
	Enbridge, Inc.
	3.500%, 06/10/24	300	316,997
	3.700%, 07/15/27	500	545,791
	Enel Finance International NV
Ω	3.500%, 04/06/28	200	216,938
	Enterprise Products Operating LLC
	3.900%, 02/15/24	100	106,175
	Equinix, Inc.
	2.150%, 07/15/30	300	292,227
	Equinor ASA
	2.650%, 01/15/24	100	103,990
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	200	214,161
	Exelon Corp.
	3.400%, 04/15/26	200	214,332
	Exelon Generation Co. LLC
	3.250%, 06/01/25	1,000	1,056,932
	Expedia Group, Inc.
	3.250%, 02/15/30	2,000	2,056,202
	Extra Space Storage LP
	2.350%, 03/15/32	400	389,322
	FedEx Corp.
	4.900%, 01/15/34	672	820,039
	Fidelity National Financial, Inc.
#	3.400%, 06/15/30	700	745,471
	Fifth Third Bancorp
	3.950%, 03/14/28	500	562,474
	Flex Ltd.
	4.875%, 06/15/29	700	795,854
	FMR LLC
Ω	4.950%, 02/01/33	250	309,748

51

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	2,000	$2,149,507
	Franklin Resources, Inc.
	1.600%, 10/30/30	1,800	1,699,184
	GATX Corp.
	3.250%, 09/15/26	400	424,138
	General Mills, Inc.
	4.200%, 04/17/28	400	453,112
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	130	147,019
	Georgia-Pacific LLC
	7.750%, 11/15/29	40	56,518
	Global Payments, Inc.
	4.800%, 04/01/26	530	593,356
#	4.450%, 06/01/28	1,107	1,245,213
	Goldman Sachs Group, Inc.
#	4.000%, 03/03/24	2,000	2,135,417
	3.750%, 02/25/26	1,150	1,246,353
	Halliburton Co.
	3.500%, 08/01/23	11	11,463
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	585	617,926
	Hasbro, Inc.
	3.500%, 09/15/27	100	107,644
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	1,000	994,640
	Honeywell International, Inc.
#	2.500%, 11/01/26	700	736,910
	HP, Inc.
	3.400%, 06/17/30	2,000	2,112,516
	HSBC Holdings PLC
	4.300%, 03/08/26	200	220,259
	3.900%, 05/25/26	1,000	1,086,514
	Huntington Bancshares, Inc.
#	2.550%, 02/04/30	500	512,862
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	100	105,606
	ING Groep NV
	3.550%, 04/09/24	500	530,986
	4.050%, 04/09/29	700	789,522
	Intel Corp.
#	3.150%, 05/11/27	500	541,071
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23	300	318,708
	2.650%, 09/15/40	2,750	2,646,875
	International Business Machines Corp.
	3.300%, 01/27/27	750	813,427
#	1.950%, 05/15/30	3,000	2,936,821

		Face
		Amount^	Value†
		(000)
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	124	$132,851
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22	600	610,624
	ITC Holdings Corp.
	3.650%, 06/15/24	200	211,612
	Jabil, Inc.
	3.600%, 01/15/30	750	814,836
	Janus Capital Group, Inc.
	4.875%, 08/01/25	350	387,271
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	400	457,578
	JPMorgan Chase & Co.
#	3.875%, 02/01/24	500	533,555
	3.900%, 07/15/25	1,000	1,086,632
	2.950%, 10/01/26	500	529,020
	Kellogg Co.
	2.750%, 03/01/23	75	76,928
	3.250%, 04/01/26	200	213,870
	3.400%, 11/15/27	500	540,005
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	250	267,958
	KeyBank NA
	3.300%, 06/01/25	250	268,319
	KeyCorp
	2.550%, 10/01/29	800	826,655
	Kilroy Realty LP
	2.500%, 11/15/32	1,900	1,861,676
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	51,468
	Kimco Realty Corp.
	2.700%, 10/01/30	2,200	2,259,556
	Kroger Co.
	7.500%, 04/01/31	424	596,043
	Laboratory Corp. of America Holdings
#	3.600%, 09/01/27	750	814,076
	Lam Research Corp.
	4.000%, 03/15/29	250	285,179
	Lear Corp.
	3.800%, 09/15/27	272	297,077
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	936,737
	Legg Mason, Inc.
	4.750%, 03/15/26	30	34,000
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	1,000	1,153,798
	Lincoln National Corp.
	3.350%, 03/09/25	75	79,977
#	3.400%, 01/15/31	450	485,504
	Lloyds Banking Group PLC
	4.450%, 05/08/25	700	770,232
	3.750%, 01/11/27	450	488,623

52

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	4.375%, 03/22/28	1,000	$1,127,807
	Loews Corp.
	2.625%, 05/15/23	50	51,316
	3.750%, 04/01/26	200	218,305
	Lowe’s Cos., Inc.
	3.875%, 09/15/23	50	52,573
	3.375%, 09/15/25	125	134,313
	LYB International Finance III LLC
	3.375%, 05/01/30	400	432,476
	LyondellBasell Industries NV
	5.750%, 04/15/24	100	110,246
	Macquarie Bank Ltd.
Ω	3.900%, 01/15/26	250	273,725
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,300	1,367,787
	Mars, Inc.
Ω	1.625%, 07/16/32	1,400	1,322,024
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22	300	301,138
	3.500%, 03/10/25	250	267,182
	Mastercard, Inc.
#	2.950%, 11/21/26	300	322,096
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	150	162,745
	McDonald’s Corp.
	3.700%, 01/30/26	150	163,113
	Medtronic, Inc.
	3.500%, 03/15/25	96	103,469
#	4.375%, 03/15/35	500	613,122
	MetLife, Inc.
	3.600%, 04/10/24	50	53,310
	3.000%, 03/01/25	250	264,351
	5.700%, 06/15/35	350	472,666
	Micron Technology, Inc.
#	4.663%, 02/15/30	600	684,840
	Microsoft Corp.
#	3.300%, 02/06/27	1,900	2,075,050
#	4.200%, 11/03/35	600	738,908
	Mizuho Financial Group, Inc.
	2.953%, 02/28/22	400	403,314
	Morgan Stanley
	3.875%, 04/29/24	350	373,757
	3.875%, 01/27/26	400	436,643
	3.625%, 01/20/27	400	434,736
	Mosaic Co.
	4.250%, 11/15/23	194	205,617
	Motorola Solutions, Inc.
	4.600%, 05/23/29	900	1,035,911
	MPLX LP
	4.125%, 03/01/27	397	437,784
	Nasdaq, Inc.
	4.250%, 06/01/24	375	402,657

		Face
		Amount^	Value†
		(000)
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27	250	$272,623
	National Bank of Canada
	2.100%, 02/01/23	1,000	1,018,247
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	121	178,245
	Nationwide Building Society
Ω	3.900%, 07/21/25	600	653,556
	Natwest Group PLC
	4.800%, 04/05/26	200	224,239
	NetApp, Inc.
	3.300%, 09/29/24	200	210,771
	2.700%, 06/22/30	500	509,691
	NIKE, Inc.
#	2.375%, 11/01/26	500	524,414
	2.850%, 03/27/30	7,900	8,462,648
	Nomura Holdings, Inc.
#	2.679%, 07/16/30	400	401,406
	Northern Trust Corp.
	1.950%, 05/01/30	600	598,383
	Nucor Corp.
	3.950%, 05/01/28	300	335,065
	Nutrien Ltd.
	3.625%, 03/15/24	300	316,865
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	54,403
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	300	320,334
	Oracle Corp.
	2.950%, 05/15/25	1,250	1,315,787
	3.250%, 11/15/27	1,750	1,870,244
	O’Reilly Automotive, Inc.
	3.600%, 09/01/27	800	878,294
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26	721	773,466
	PepsiCo, Inc.
	2.750%, 03/05/22	100	100,851
	Phillips 66 Partners LP
	3.550%, 10/01/26	200	214,204
	3.750%, 03/01/28	500	546,174
	3.150%, 12/15/29	465	486,029
	PNC Bank NA
	3.250%, 06/01/25	250	267,886
	PPG Industries, Inc.
	2.800%, 08/15/29	473	490,878
	Principal Financial Group, Inc.
	3.125%, 05/15/23	200	207,211
	3.100%, 11/15/26	100	106,495
	Progressive Corp.
	2.450%, 01/15/27	200	210,556

53

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	Province of Quebec Canada
	7.500%, 09/15/29	500	$705,675
	QUALCOMM, Inc.
	1.650%, 05/20/32	651	615,653
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	200	213,252
	Realty Income Corp.
	1.800%, 03/15/33	2,000	1,886,149
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	400	439,054
	3.150%, 06/15/30	1,300	1,371,767
	Rockwell Automation, Inc.
	2.875%, 03/01/25	300	315,980
	Roper Technologies, Inc.
	3.800%, 12/15/26	200	219,331
	Royalty Pharma PLC
	2.200%, 09/02/30	1,800	1,741,956
	Ryder System, Inc.
	2.875%, 06/01/22	135	136,600
	3.350%, 09/01/25	1,000	1,066,425
	salesforce.com, Inc.
	3.700%, 04/11/28	200	223,606
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	250	273,704
	4.400%, 07/13/27	200	222,506
	Santander UK PLC
	4.000%, 03/13/24	50	53,617
	Schlumberger Investment SA
	2.650%, 06/26/30	439	450,247
	Sempra Energy
	3.550%, 06/15/24	250	264,127
	Shell International Finance BV
	3.250%, 05/11/25	1,222	1,306,896
	2.875%, 05/10/26	850	906,237
	4.125%, 05/11/35	650	767,737
	Sherwin-Williams Co.
	3.450%, 08/01/25	100	107,357
	2.950%, 08/15/29	1,000	1,058,978
	Simon Property Group LP
	2.200%, 02/01/31	1,000	980,329
	Societe Generale SA
Ω	3.000%, 01/22/30	1,900	1,958,715
	Solvay Finance America LLC
Ω	4.450%, 12/03/25	200	219,703
	Southwest Gas Corp.
	3.700%, 04/01/28	100	108,967
	2.200%, 06/15/30	500	489,088
	Spectra Energy Partners LP
	4.750%, 03/15/24	400	430,908
	Standard Chartered PLC
Ω	4.050%, 04/12/26	200	216,975

	Face
	Amount^	Value†
	(000)
State Street Corp.
3.550%, 08/18/25	200	$217,055
Steel Dynamics, Inc.
3.250%, 01/15/31	125	132,656
Stryker Corp.
3.375%, 05/15/24	200	211,197
3.375%, 11/01/25	500	537,244
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26	800	871,290
3.040%, 07/16/29	800	838,863
2.130%, 07/08/30	800	785,029
Sysco Corp.
3.300%, 07/15/26	1,000	1,071,450
Target Corp.
# 2.500%, 04/15/26	195	205,955
TCI Communications, Inc.
7.875%, 02/15/26	140	176,773
Telefonica Europe BV
8.250%, 09/15/30	975	1,381,004
Texas Instruments, Inc.
# 2.900%, 11/03/27	500	538,727
# 1.750%, 05/04/30	1,305	1,286,975
Thomson Reuters Corp.
4.300%, 11/23/23	400	425,480
TJX Cos., Inc.
2.250%, 09/15/26	1,150	1,196,338
TransCanada PipeLines Ltd.
4.875%, 01/15/26	90	101,922
4.250%, 05/15/28	500	564,236
4.625%, 03/01/34	400	469,389
Travelers Property Casualty Corp.
6.375%, 03/15/33	675	941,170
Truist Bank
# 2.450%, 08/01/22	400	405,532
TWDC Enterprises 18 Corp.
3.150%, 09/17/25	200	213,725
U.S. Bancorp
3.700%, 01/30/24	75	79,655
U.S. Bank NA
2.800%, 01/27/25	750	790,269
UDR, Inc.
2.100%, 06/15/33	1,000	946,965
Unilever Capital Corp.
2.000%, 07/28/26	100	102,939
Union Pacific Corp.
# 3.750%, 03/15/24	200	212,105
2.891%, 04/06/36	650	677,448
United Parcel Service, Inc.
2.450%, 10/01/22	100	101,937
Valero Energy Corp.
3.400%, 09/15/26	250	267,269
Verizon Communications, Inc.
4.329%, 09/21/28	823	939,460

54

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	4.016%, 12/03/29	151	$169,224
Ω	2.355%, 03/15/32	238	234,450
	ViacomCBS, Inc.
	3.875%, 04/01/24	31	32,872
	3.500%, 01/15/25	250	265,656
	2.900%, 01/15/27	704	739,949
	4.200%, 05/19/32	500	569,089
	Visa, Inc.
	3.150%, 12/14/25	375	402,934
	2.050%, 04/15/30	4,500	4,564,687
	4.150%, 12/14/35	3,300	3,967,247
	VMware, Inc.
	3.900%, 08/21/27	560	614,170
	Vodafone Group PLC
	7.875%, 02/15/30	200	281,370
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26	158	169,362
	Walmart, Inc.
#	2.550%, 04/11/23	100	102,652
	1.800%, 09/22/31	2,000	1,970,917
	Walt Disney Co.
	3.700%, 09/15/24	200	213,927
	6.200%, 12/15/34	300	419,945
	Wells Fargo & Co.
	3.000%, 02/19/25	850	894,879
	Welltower, Inc.
	4.125%, 03/15/29	450	504,101
	2.750%, 01/15/31	1,000	1,027,164
	Westlake Chemical Corp.
	3.375%, 06/15/30	100	106,927
	Westpac Banking Corp.
	2.500%, 06/28/22	708	718,357
	2.850%, 05/13/26	300	318,564
	3.350%, 03/08/27	550	595,681
	2.150%, 06/03/31	7,405	7,386,493
	WestRock MWV LLC
	8.200%, 01/15/30	222	307,585
	Whirlpool Corp.
	3.700%, 05/01/25	200	214,815
	4.750%, 02/26/29	1,000	1,161,992
	WP Carey, Inc.
	2.450%, 02/01/32	1,000	988,328
	WRKCo, Inc.
	3.000%, 06/15/33	1,700	1,764,789
	Zoetis, Inc.
	3.000%, 09/12/27	355	378,984

	TOTAL BONDS		275,313,938

U.S. TREASURY OBLIGATIONS — (32.7%)
U.S. Treasury Bonds
	6.750%, 08/15/26	1,000	1,259,844
	6.625%, 02/15/27	3,000	3,830,391
	6.125%, 11/15/27	1,250	1,599,316

	Face
	Amount^	Value†
	(000)
5.250%, 11/15/28	250	$313,975
5.250%, 02/15/29	2,500	3,155,273
6.250%, 05/15/30	800	1,105,969
5.375%, 02/15/31	2,500	3,341,699
4.500%, 02/15/36	11,500	15,803,965
1.750%, 08/15/41	500	481,328
U.S. Treasury Notes
2.250%, 11/15/25	2,000	2,096,328
1.625%, 02/15/26	2,800	2,862,234
1.625%, 05/15/26	4,100	4,188,566
1.500%, 08/15/26	3,500	3,553,047
1.625%, 09/30/26	2,000	2,042,813
2.000%, 11/15/26	3,000	3,116,953
1.625%, 11/30/26	1,500	1,531,289
1.500%, 01/31/27	2,000	2,027,734
2.250%, 02/15/27	2,500	2,628,418
2.375%, 05/15/27	3,775	3,995,602
0.500%, 06/30/27	3,500	3,347,012
2.250%, 08/15/27	3,700	3,891,648
0.500%, 10/31/27	3,800	3,613,562
2.250%, 11/15/27	3,000	3,156,680
0.625%, 11/30/27	1,250	1,196,094
0.625%, 12/31/27	4,500	4,298,555
2.750%, 02/15/28	3,200	3,463,750
1.125%, 02/29/28	4,500	4,428,809
1.250%, 03/31/28	5,250	5,198,525
1.250%, 04/30/28	4,800	4,750,125
2.875%, 05/15/28	3,750	4,093,213
2.875%, 08/15/28	4,250	4,647,939
3.125%, 11/15/28	5,000	5,560,352
2.625%, 02/15/29	4,000	4,320,469
2.375%, 05/15/29	3,900	4,149,387
1.625%, 08/15/29	4,250	4,298,809
1.750%, 11/15/29	3,500	3,575,742
1.500%, 02/15/30	8,100	8,108,227
0.625%, 05/15/30	8,050	7,479,268
0.625%, 08/15/30	8,100	7,506,105
0.875%, 11/15/30	9,200	8,692,203
1.125%, 02/15/31	10,800	10,416,937
1.625%, 05/15/31	6,000	6,042,187
1.250%, 08/15/31	8,500	8,259,609

TOTAL U.S. TREASURY OBLIGATIONS		183,429,951

TOTAL INVESTMENT SECURITIES (Cost $529,980,540)		539,781,565

55

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	1,910,258	$22,101,685

TOTAL INVESTMENTS — (100.0%) (Cost $552,081,438)			$561,883,250

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$81,037,676	—	$81,037,676
Bonds	—	275,313,938	—	275,313,938
U.S. Treasury Obligations	—	183,429,951	—	183,429,951
Securities Lending Collateral	—	22,101,685	—	22,101,685

TOTAL	—	$561,883,250	—	$561,883,250

See accompanying Notes to Financial Statements.

56

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (5.1%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		1,000	$1,067,780
Federal Home Loan Bank
	3.125%, 09/12/25		3,000	3,236,008
	3.250%, 06/09/28		4,400	4,893,702
	3.250%, 11/16/28		1,500	1,678,045
	2.125%, 12/14/29		500	520,956
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,200	3,038,256
	6.750%, 03/15/31		1,200	1,729,909
	6.250%, 07/15/32		1,900	2,737,616
Federal National Mortgage Association
	6.250%, 05/15/29		2,900	3,872,563
	7.125%, 01/15/30		650	927,930
	0.875%, 08/05/30		15,300	14,367,418
	6.625%, 11/15/30		5,000	7,078,971

TOTAL AGENCY OBLIGATIONS				45,149,154

BONDS — (93.8%)
AUSTRALIA — (6.3%)
Australia & New Zealand Banking Group Ltd.
	0.750%, 09/29/26	EUR	300	355,663
Australia Government Bond
	1.500%, 06/21/31	AUD	4,000	2,862,163
	2.750%, 06/21/35	AUD	3,300	2,609,214
Commonwealth Bank of Australia
#Ω	3.150%, 09/19/27		829	895,214
Ω	1.875%, 09/15/31		4,000	3,894,428
National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	2,212,107
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	5,429,016
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	4,262,358
Ω	1.750%, 07/20/34	AUD	10,000	6,780,404
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,755,432
Telstra Corp. Ltd.
	1.375%, 03/26/29	EUR	115	140,787
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	2,500	1,733,652
	2.250%, 11/20/34	AUD	19,900	14,217,053

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	$1,740,265
Westpac Banking Corp.
	2.125%, 05/02/25	GBP	700	984,340
	2.650%, 01/16/30		3,000	3,163,461
#	2.150%, 06/03/31		3,000	2,992,502

TOTAL AUSTRALIA				56,028,059

AUSTRIA — (0.2%)
Republic of Austria Government Bond
Ω	0.750%, 10/20/26	EUR	1,600	1,946,045

BELGIUM — (0.9%)
Anheuser-Busch InBev SA/NV
	2.250%, 05/24/29	GBP	1,450	2,043,350
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,516,294
Kingdom of Belgium Government Bond
	5.500%, 03/28/28	EUR	1,700	2,684,325
Ω	1.000%, 06/22/31	EUR	500	623,512
Ω	1.250%, 04/22/33	EUR	600	769,619

TOTAL BELGIUM				7,637,100

CANADA — (16.0%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	976,894
Bank of Nova Scotia
	2.620%, 12/02/26	CAD	3,000	2,500,186
	2.150%, 08/01/31		4,000	3,952,251
Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	3,266,253
CPPIB Capital, Inc.
	2.000%, 11/01/29		2,000	2,040,992
	1.125%, 12/14/29	GBP	3,000	4,045,825
Ω	1.250%, 01/28/31		7,000	6,705,970
	1.250%, 01/28/31		4,000	3,831,983
	1.500%, 03/04/33	EUR	1,850	2,373,418
Magna International, Inc.
	2.450%, 06/15/30		2,900	2,947,847
Province of Alberta Canada
	3.300%, 03/15/28		4,500	4,947,941
	2.050%, 06/01/30	CAD	7,500	5,965,457
	3.500%, 06/01/31	CAD	3,300	2,936,696
	3.900%, 12/01/33	CAD	5,700	5,250,761

57

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of British Columbia Canada
	2.200%, 06/18/30	CAD	11,300	$9,159,063
	1.550%, 06/18/31	CAD	5,000	3,796,057
	6.350%, 06/18/31	CAD	1,500	1,645,212
Province of Manitoba Canada
	2.750%, 06/02/29	CAD	2,000	1,684,632
	3.250%, 09/05/29	CAD	800	696,102
	2.050%, 06/02/30	CAD	12,400	9,873,610
	6.300%, 03/05/31	CAD	3,000	3,232,636
	2.050%, 06/02/31	CAD	8,500	6,703,983
Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	2,800	2,216,652
Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	2,073,307
	1.050%, 05/21/27		1,500	1,466,025
	2.000%, 10/02/29		500	508,968
	1.350%, 12/02/30	CAD	5,500	4,111,712
	6.200%, 06/02/31	CAD	1,500	1,621,917
	5.850%, 03/08/33	CAD	1,800	1,939,058
	5.600%, 06/02/35	CAD	9,750	10,615,966
Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,277,557
	0.000%, 10/15/29	EUR	1,000	1,124,638
	1.350%, 05/28/30		5,000	4,844,600
	1.900%, 09/01/30	CAD	7,500	5,916,855
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	6,400	5,158,992
	6.400%, 09/05/31	CAD	6,500	7,106,775
	Thomson Reuters Corp.
		3.350%, 05/15/26	500	534,810

	TOTAL CANADA			142,051,601

	DENMARK — (0.1%)
	Danske Bank AS
Ω	4.375%, 06/12/28		1,000	1,111,478

	FINLAND — (0.2%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	769,363
	Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	800	1,021,880

	TOTAL FINLAND			1,791,243

	FRANCE — (6.6%)
	Action Logement Services
	0.500%, 10/30/34	EUR	3,000	3,382,479
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	760,040

			Face Amount^	Value†
			(000)
	FRANCE — (Continued)
	Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	$3,607,057
	0.375%, 05/25/36	EUR	500	556,672
	BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	2,264,083
	Caisse d’Amortissement de la Dette Sociale
	1.375%, 01/20/31		6,900	6,687,048
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	3,900	4,968,238
	Ile-de-France Mobilites
	0.200%, 11/16/35	EUR	4,000	4,283,525
	Orange SA
	8.125%, 01/28/33	EUR	500	1,026,426
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	733,394
	Sanofi
	3.625%, 06/19/28		2,000	2,260,171
	SNCF Reseau
	5.250%, 12/07/28	GBP	1,000	1,729,656
	5.000%, 10/10/33	EUR	3,000	5,214,932
	5.250%, 01/31/35	GBP	5,870	11,459,072
	0.750%, 05/25/36	EUR	1,500	1,750,147
	Societe Generale SA
	1.375%, 01/13/28	EUR	900	1,076,774
Ω	4.750%, 09/14/28		700	801,912
Ω	3.000%, 01/22/30		1,600	1,649,444
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,629,654
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	631,323
	Vinci SA
	2.750%, 09/15/34	GBP	600	904,156

	TOTAL FRANCE			58,376,203

	GERMANY — (3.7%)
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,766,574
	BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,754,591
	BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	900	1,084,119
	Daimler AG
	1.375%, 05/11/28	EUR	900	1,106,565
	1.125%, 08/08/34	EUR	500	598,416
Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	1,000	1,228,014
	2.750%, 03/19/29	EUR	107	146,053
	0.750%, 07/16/35	EUR	500	575,940
	0.625%, 04/15/36	EUR	6,600	7,411,255

58

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	$977,447
	2.000%, 12/01/29	EUR	500	645,166
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		3,300	3,184,726
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	248,000	2,377,520
	0.750%, 09/30/30		2,600	2,423,590
	5.750%, 06/07/32	GBP	1,000	1,966,470
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	828,089
NRW Bank
	0.750%, 06/30/28	EUR	1,000	1,204,404
Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	967,712
State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	3,055,597

TOTAL GERMANY				33,302,248

ITALY — (0.3%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,619,189
	1.750%, 07/04/29	EUR	800	977,447

TOTAL ITALY				2,596,636

JAPAN — (3.3%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		6,400	6,072,241
Japan Government Thirty Year Bond
	2.200%, 03/20/41	JPY	130,000	1,507,167
Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	600,000	5,940,987
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	1,090,696
	3.741%, 03/07/29		1,000	1,105,336
	2.048%, 07/17/30		1,500	1,460,705
Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	630,306
	0.402%, 09/06/29	EUR	2,252	2,526,363
Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,684,377
	2.679%, 07/16/30		1,000	1,003,514

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
ORIX Corp.
#	2.250%, 03/09/31		2,600	$2,591,361
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	1,089,112
	3.446%, 01/11/27		600	646,543
	2.750%, 01/15/30		2,000	2,057,414

TOTAL JAPAN				29,406,122

NETHERLANDS — (1.8%)
BNG Bank NV
	5.200%, 12/07/28	GBP	1,500	2,598,451
	3.300%, 04/26/29	AUD	3,000	2,390,652
	1.000%, 06/03/30		4,200	3,992,278
Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	737,963
Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,220,794
ING Groep NV
	3.950%, 03/29/27		1,500	1,650,023
	1.375%, 01/11/28	EUR	900	1,089,702
Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	981,346
Nederlandse Waterschapsbank NV
	1.000%, 03/01/28	EUR	1,000	1,222,807

TOTAL NETHERLANDS				15,884,016

NEW ZEALAND — (0.3%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	3,500	2,716,422

NORWAY — (2.4%)
Kommunalbanken AS
	0.625%, 04/20/26	EUR	1,700	2,017,411
	1.125%, 06/14/30		17,500	16,733,150
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	2,378,911

TOTAL NORWAY				21,129,472

SINGAPORE — (0.6%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	7,000	5,606,229

SPAIN — (0.3%)
Banco Santander SA
	3.490%, 05/28/30		400	424,733
Santander Holdings USA, Inc.
	4.500%, 07/17/25		950	1,040,074

59

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Santander UK Group Holdings PLC
	3.625%, 01/14/26	GBP	400	$587,212
Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	600	947,935

TOTAL SPAIN				2,999,954

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.6%)
African Development Bank
	0.500%, 03/21/29	EUR	1,000	1,180,355
Asian Development Bank
	2.350%, 06/21/27	JPY	1,200,000	12,002,492
Council Of Europe Development Bank
	0.625%, 01/30/29	EUR	800	962,069
European Bank for Reconstruction & Development
	5.625%, 12/07/28	GBP	800	1,424,284
European Financial Stability Facility
	0.625%, 10/16/26	EUR	1,700	2,037,838
European Investment Bank
	2.150%, 01/18/27	JPY	567,500	5,562,805
	0.750%, 09/23/30		6,000	5,591,878
	5.625%, 06/07/32	GBP	2,000	3,897,008
European Stability Mechanism
	1.200%, 05/23/33	EUR	600	766,242
European Union
	1.250%, 04/04/33	EUR	500	642,528
Inter-American Development Bank
	3.125%, 09/18/28		500	552,656
	1.125%, 01/13/31		3,500	3,353,707
International Bank for Reconstruction & Development
	0.750%, 11/24/27		5,500	5,288,508
	0.750%, 08/26/30		6,000	5,597,152
	5.750%, 06/07/32	GBP	2,200	4,317,817
	1.200%, 08/08/34	EUR	1,300	1,662,232
International Finance Corp.
	1.500%, 04/15/35	AUD	5,300	3,426,465

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				58,266,036

SWITZERLAND — (0.5%)
Credit Suisse AG
	1.500%, 04/10/26	EUR	800	968,826
Roche Holdings, Inc.
Ω	3.625%, 09/17/28		1,950	2,177,289

			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
UBS Group AG
	1.250%, 09/01/26	EUR	800	$959,938

TOTAL SWITZERLAND				4,106,053

UNITED KINGDOM — (6.6%)
AstraZeneca PLC
	5.750%, 11/13/31	GBP	500	941,093
Barclays PLC
	4.375%, 01/12/26		1,000	1,101,367
	3.250%, 01/17/33	GBP	1,800	2,669,912
British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,200	1,689,883
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	2,060,724
Diageo Finance PLC
	1.500%, 10/22/27	EUR	500	618,075
Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	3,594,525
GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	962,534
	5.250%, 12/19/33	GBP	600	1,122,096
HSBC Holdings PLC
	4.300%, 03/08/26		2,000	2,202,594
	4.950%, 03/31/30		1,500	1,765,953
Lloyds Banking Group PLC
	1.500%, 09/12/27	EUR	900	1,108,779
LSEGA Financing PLC
Ω	2.500%, 04/06/31		3,700	3,734,909
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		600	660,678
Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	3,304,530
Nationwide Building Society
	3.250%, 01/20/28	GBP	700	1,059,678
Natwest Group PLC
	4.800%, 04/05/26		700	784,836
Prudential PLC
	3.125%, 04/14/30		2,700	2,892,943
Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	867,838
United Kingdom Gilt
	0.250%, 07/31/31	GBP	4,000	5,070,159
	4.500%, 09/07/34	GBP	800	1,536,670
	0.625%, 07/31/35	GBP	13,700	17,448,848
Vodafone Group PLC
	1.875%, 11/20/29	EUR	600	758,053
	1.625%, 11/24/30	EUR	750	927,943

TOTAL UNITED KINGDOM				58,884,620

60

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (37.1%)
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	800	$980,094
AbbVie, Inc.
4.250%, 11/14/28		600	681,534
2.125%, 06/01/29	EUR	800	1,021,968
Activision Blizzard, Inc.
3.400%, 06/15/27		1,000	1,083,182
Advance Auto Parts, Inc.
3.900%, 04/15/30		750	827,209
Aetna, Inc.
3.500%, 11/15/24		693	739,354
Alleghany Corp.
3.625%, 05/15/30		1,000	1,092,126
Alphabet, Inc.
1.100%, 08/15/30		4,900	4,595,360
Amazon.com, Inc.
2.100%, 05/12/31		4,000	4,032,724
4.800%, 12/05/34		400	508,308
American Campus Communities Operating Partnership LP
3.875%, 01/30/31		3,000	3,331,348
American Express Co.
3.000%, 10/30/24		1,000	1,057,408
American International Group, Inc.
1.875%, 06/21/27	EUR	800	983,580
American Tower Corp.
3.950%, 03/15/29		1,000	1,104,236
American Water Capital Corp.
2.950%, 09/01/27		800	849,825
AmerisourceBergen Corp.
2.800%, 05/15/30		3,300	3,405,821
Amgen, Inc.
4.000%, 09/13/29	GBP	700	1,112,161
2.300%, 02/25/31		2,500	2,486,823
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	765,093
Anthem, Inc.
4.101%, 03/01/28		1,000	1,125,666
2.250%, 05/15/30		2,650	2,642,204
Aon Corp.
4.500%, 12/15/28		500	578,267
3.750%, 05/02/29		500	554,622
2.800%, 05/15/30		1,500	1,554,444
Aon PLC
2.875%, 05/14/26	EUR	500	643,332
Apple, Inc.
1.200%, 02/08/28		4,000	3,875,493
1.375%, 05/24/29	EUR	1,600	1,987,077
3.050%, 07/31/29	GBP	1,300	1,999,093
1.650%, 05/11/30		7,000	6,801,176

			Face Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	1.250%, 08/20/30		4,000	$3,776,577
	4.500%, 02/23/36		1,250	1,562,245
	Applied Materials, Inc.
	3.300%, 04/01/27		1,000	1,084,976
	Ares Capital Corp.
	3.200%, 11/15/31		2,000	1,993,096
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	1,080,459
	AT&T, Inc.
	2.750%, 06/01/31		2,000	2,034,460
	5.200%, 11/18/33	GBP	500	879,859
	3.500%, 06/01/41		2,500	2,578,975
	Autodesk, Inc.
	3.500%, 06/15/27		500	542,640
	AvalonBay Communities, Inc.
	2.450%, 01/15/31		3,000	3,068,093
	Avnet, Inc.
	4.625%, 04/15/26		500	552,203
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		800	883,832
	Bank of America Corp.
	7.000%, 07/31/28	GBP	600	1,092,122
	Baxter International, Inc.
	2.600%, 08/15/26		1,000	1,044,978
	1.300%, 05/15/29	EUR	500	602,346
	Best Buy Co., Inc.
	4.450%, 10/01/28		800	913,506
	Biogen, Inc.
	4.050%, 09/15/25		900	984,743
	2.250%, 05/01/30		2,800	2,762,856
	BlackRock, Inc.
	1.250%, 05/06/25	EUR	600	722,513
	3.250%, 04/30/29		1,000	1,094,920
	2.400%, 04/30/30		2,500	2,580,345
	Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	618,713
	3.550%, 03/15/28		1,200	1,329,929
	4.625%, 04/13/30		253	298,337
	Boston Properties LP
	3.250%, 01/30/31		1,400	1,468,723
	Bristol-Myers Squibb Co.
	3.450%, 11/15/27		600	658,308
	Broadcom, Inc.
	4.300%, 11/15/32		1,000	1,113,471
Ω	3.137%, 11/15/35		1,000	982,816
	Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	1,135,376
	2.375%, 03/15/31		2,000	1,974,985
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	1,018,921
	Campbell Soup Co.
	4.150%, 03/15/28		600	672,282
	Capital One Financial Corp.
	3.750%, 03/09/27		600	654,336

61

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.800%, 01/31/28		700	$772,159
	1.650%, 06/12/29	EUR	1,000	1,205,493
Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	1,078,750
Charles Schwab Corp.
	2.750%, 10/01/29		1,500	1,577,353
Choice Hotels International, Inc.
	3.700%, 12/01/29		500	532,700
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	981,660
	0.875%, 12/15/29	EUR	1,500	1,759,628
Cigna Corp.
	3.400%, 03/01/27		1,000	1,076,021
	4.375%, 10/15/28		1,000	1,146,353
	2.400%, 03/15/30		1,900	1,919,257
Citigroup, Inc.
	1.625%, 03/21/28	EUR	800	984,372
Citizens Bank NA
	3.750%, 02/18/26		500	545,732
Citrix Systems, Inc.
	3.300%, 03/01/30		2,300	2,333,459
Clorox Co.
	1.800%, 05/15/30		2,000	1,944,939
CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	3,498,451
Coca-Cola Co.
	0.950%, 05/06/36	EUR	1,500	1,725,240
Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	705,168
Comcast Corp.
	5.500%, 11/23/29	GBP	600	1,049,801
	4.250%, 01/15/33		500	585,339
Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	1,095,331
	3.150%, 08/01/29		1,000	1,062,288
Costco Wholesale Corp.
	3.000%, 05/18/27		700	758,418
	1.600%, 04/20/30		2,000	1,947,662
Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	541,149
Darden Restaurants, Inc.
#	3.850%, 05/01/27		1,000	1,087,076
DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	800	962,336
Discover Financial Services
	4.500%, 01/30/26		800	886,819
Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	975,083
	3.950%, 03/20/28		2,000	2,202,332
Dollar General Corp.
	4.150%, 11/01/25		600	660,418
Dover Corp.
	3.150%, 11/15/25		1,000	1,067,429

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	E*TRADE Financial Corp.
	4.500%, 06/20/28		1,000	$1,138,442
	Eaton Corp.
	4.000%, 11/02/32		950	1,095,911
	Eaton Vance Corp.
	3.500%, 04/06/27		477	515,470
	eBay, Inc.
	3.600%, 06/05/27		200	218,325
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	600,922
	2.000%, 10/15/29	EUR	300	383,595
	Equinix, Inc.
	3.200%, 11/18/29		1,000	1,053,468
	2.150%, 07/15/30		1,500	1,461,136
	ERP Operating LP
#	2.500%, 02/15/30		2,500	2,563,500
	Expedia Group, Inc.
	3.800%, 02/15/28		1,000	1,079,380
	FedEx Corp.
	1.625%, 01/11/27	EUR	700	857,163
	1.300%, 08/05/31	EUR	1,000	1,183,180
	4.900%, 01/15/34		594	724,856
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,384,446
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,687,018
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		2,500	2,588,062
	Flex Ltd.
	4.875%, 06/15/29		1,000	1,136,935
	4.875%, 05/12/30		1,500	1,719,707
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,548,741
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	1,074,753
	Fox Corp.
	4.709%, 01/25/29		700	808,759
	Franklin Resources, Inc.
	1.600%, 10/30/30		400	377,597
	GATX Corp.
	3.500%, 03/15/28		600	645,134
	General Dynamics Corp.
	2.125%, 08/15/26		600	619,699
	Gilead Sciences, Inc.
	3.650%, 03/01/26		600	650,574
	4.000%, 09/01/36		1,750	2,000,335
	Global Payments, Inc.
	4.450%, 06/01/28		1,000	1,124,853
	Goldman Sachs Group, Inc.
	3.125%, 07/25/29	GBP	500	739,956
	3.000%, 02/12/31	EUR	1,000	1,363,865
	6.125%, 02/15/33		1,000	1,325,010

62

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	$1,056,284
	Hasbro, Inc.
	3.500%, 09/15/27		1,900	2,045,243
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,700	2,685,528
	Healthcare Trust of America Holdings LP
	2.000%, 03/15/31		1,000	944,560
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		200	224,086
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	1,025,997
	HP, Inc.
	3.400%, 06/17/30		3,000	3,168,773
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		2,500	2,466,475
	International Business Machines Corp.
	1.750%, 03/07/28	EUR	800	1,001,153
	J M Smucker Co.
	4.250%, 03/15/35		1,400	1,634,915
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,866,010
	Johnson & Johnson
	2.900%, 01/15/28		2,500	2,687,556
	3.550%, 03/01/36		1,200	1,376,661
	JPMorgan Chase & Co.
	2.950%, 10/01/26		500	529,020
	3.500%, 12/18/26	GBP	400	601,617
	5.500%, 10/15/40		3,300	4,487,986
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	2,177,985
	Kemper Corp.
	2.400%, 09/30/30		1,200	1,183,776
	Kilroy Realty LP
	2.500%, 11/15/32		3,500	3,429,403
	Kroger Co.
	7.500%, 04/01/31		600	843,457
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		1,000	1,085,435
	Lam Research Corp.
	4.000%, 03/15/29		800	912,574
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,939,663
	Lear Corp.
	3.800%, 09/15/27		319	348,410
	4.250%, 05/15/29		500	557,844

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Legg Mason, Inc.
	4.750%, 03/15/26		900	$1,019,986
Leggett & Platt, Inc.
	4.400%, 03/15/29		500	568,543
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,394,925
Lincoln National Corp.
	3.050%, 01/15/30		1,000	1,055,952
#	3.400%, 01/15/31		2,000	2,157,796
Loews Corp.
	3.750%, 04/01/26		600	654,914
Markel Corp.
	3.500%, 11/01/27		800	865,738
Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,345,292
Marsh & McLennan Cos., Inc.
	2.250%, 11/15/30		2,000	1,998,896
McDonald’s Corp.
	1.750%, 05/03/28	EUR	800	998,051
McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,760,892
Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	751,443
MetLife, Inc.
	6.500%, 12/15/32		500	696,925
	5.700%, 06/15/35		2,000	2,700,951
Micron Technology, Inc.
	5.327%, 02/06/29		950	1,120,572
	4.663%, 02/15/30		800	913,120
Molson Coors Beverage Co.
	3.000%, 07/15/26		1,500	1,588,912
Morgan Stanley
	1.375%, 10/27/26	EUR	800	970,059
	3.625%, 01/20/27		1,000	1,086,839
Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	1,151,013
	2.300%, 11/15/30		1,000	976,251
NIKE, Inc.
	2.850%, 03/27/30		2,000	2,142,443
Oracle Corp.
	3.400%, 07/08/24		2,000	2,114,170
	2.950%, 04/01/30		3,500	3,628,186
O’Reilly Automotive, Inc.
	3.600%, 09/01/27		600	658,720
PepsiCo, Inc.
	0.875%, 07/18/28	EUR	900	1,075,012
Pfizer, Inc.
	3.450%, 03/15/29		600	664,355
PPG Industries, Inc.
	1.400%, 03/13/27	EUR	800	978,099
	2.800%, 08/15/29		500	518,899
	2.550%, 06/15/30		500	511,677
Principal Financial Group, Inc.
	3.100%, 11/15/26		800	851,962

63

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.700%, 05/15/29		1,000	$1,108,585
Procter & Gamble Co.
	1.200%, 10/30/28	EUR	1,000	1,228,215
Progressive Corp.
	6.250%, 12/01/32		500	681,883
Prudential Financial, Inc.
	3.878%, 03/27/28		390	437,529
QUALCOMM, Inc.
	1.650%, 05/20/32		1,133	1,071,481
Quest Diagnostics, Inc.
	4.200%, 06/30/29		1,000	1,135,376
Ralph Lauren Corp.
	2.950%, 06/15/30		3,000	3,140,291
Realty Income Corp.
	1.800%, 03/15/33		3,000	2,829,224
Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,400	1,477,288
Roper Technologies, Inc.
	4.200%, 09/15/28		1,000	1,129,970
Ross Stores, Inc.
	1.875%, 04/15/31		3,250	3,130,274
Royalty Pharma PLC
	3.300%, 09/02/40		2,500	2,497,729
Ryder System, Inc.
	3.350%, 09/01/25		2,000	2,132,850
salesforce.com, Inc.
	3.700%, 04/11/28		1,000	1,118,029
Simon Property Group LP
#	2.650%, 07/15/30		2,970	3,031,447
Sky Ltd.
	4.000%, 11/26/29	GBP	600	955,088
Starbucks Corp.
	4.000%, 11/15/28		500	566,032
Stryker Corp.
	3.650%, 03/07/28		1,000	1,102,901
Sysco Corp.
	3.300%, 07/15/26		1,000	1,071,450
	3.250%, 07/15/27		1,500	1,608,293
Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	2,008,882
Thermo Fisher Scientific, Inc.
	1.375%, 09/12/28	EUR	900	1,090,424
TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	1,000	831,246
United Parcel Service, Inc.
	1.000%, 11/15/28	EUR	800	963,394
UnitedHealth Group, Inc.
	3.875%, 12/15/28		1,000	1,130,610
	4.625%, 07/15/35		600	741,935
Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	800	977,944
Ventas Realty LP
	4.125%, 01/15/26		2,000	2,192,856

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Verizon Communications, Inc.
	2.625%, 12/01/31	EUR	800	$1,071,325
VF Corp.
	2.800%, 04/23/27		2,900	3,054,470
	2.950%, 04/23/30		2,500	2,618,479
ViacomCBS, Inc.
	4.000%, 01/15/26		600	654,876
	4.950%, 01/15/31		800	949,855
	4.200%, 05/19/32		500	569,089
VMware, Inc.
	4.650%, 05/15/27		1,000	1,133,180
	3.900%, 08/21/27		1,400	1,535,424
Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	700	1,021,481
	3.200%, 04/15/30		2,270	2,414,073
Walmart, Inc.
	5.750%, 12/19/30	GBP	1,490	2,768,615
	1.800%, 09/22/31		1,000	985,458
	5.625%, 03/27/34	GBP	3,100	6,110,152
	5.250%, 09/28/35	GBP	1,300	2,550,078
Walt Disney Co.
	6.200%, 12/15/34		400	559,926
Wells Fargo & Co.
	3.000%, 10/23/26		600	633,742
	1.000%, 02/02/27	EUR	900	1,060,120
#	4.150%, 01/24/29		2,500	2,814,605
Welltower, Inc.
	3.100%, 01/15/30		2,000	2,102,566
	2.750%, 01/15/31		900	924,448
Whirlpool Corp.
	4.750%, 02/26/29		500	580,996
Whirlpool Finance Luxembourg Sarl
	1.100%, 11/09/27	EUR	650	774,280

TOTAL UNITED STATES				328,999,945

TOTAL BONDS				832,839,482

U.S. TREASURY OBLIGATIONS — (0.1%)
U.S. Treasury Notes
	1.500%, 01/31/27		1,000	1,013,867

TOTAL INVESTMENT SECURITIES (Cost $867,162,237)				879,002,503

			Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund		742,883	8,595,158

TOTAL INVESTMENTS — (100.0%) (Cost $875,757,354)				$887,597,661

64

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

As of October 31, 2021, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
NOK	523,638	USD	60,391	Citibank NA	11/05/21	$1,592
SGD	144,487	USD	106,431	Citibank NA	11/05/21	714
NZD	83,398	USD	58,520	Citibank NA	11/12/21	1,236
NZD	51,717	USD	37,003	Goldman Sachs International	11/12/21	52
GBP	1,162,735	USD	1,568,512	Citibank NA	11/15/21	22,767
USD	1,106,712	GBP	804,460	Goldman Sachs International	11/15/21	5,756
GBP	854,323	USD	1,163,875	Societe Generale	11/15/21	5,322
USD	7,191,827	GBP	5,214,346	Goldman Sachs International	01/05/22	53,260
USD	465,139	JPY	52,736,355	Citibank NA	01/06/22	2,025
USD	27,702,356	JPY	3,081,257,751	State Street Bank and Trust	01/06/22	643,702
AUD	870,933	USD	650,496	Royal Bank of Canada	01/13/22	4,821
USD	137,546,801	EUR	117,728,079	State Street Bank and Trust	01/19/22	1,177,568

Total Appreciation						$1,918,815
USD	2,385,428	NOK	20,678,127	Citibank NA	11/05/21	$(62,271)
USD	4,178,430	SGD	5,646,868	Citibank NA	11/05/21	(9,032)
USD	1,634,941	SGD	2,211,302	State Street Bank and Trust	11/05/21	(4,861)
NZD	67,943	USD	48,920	Citibank NA	11/12/21	(238)
USD	2,779,949	NZD	4,013,282	State Street Bank and Trust	11/12/21	(95,607)
GBP	998,853	USD	1,373,683	Goldman Sachs International	11/15/21	(6,687)
USD	95,424,154	GBP	70,240,064	HSBC Bank	11/15/21	(703,964)
USD	95,719,532	CAD	120,013,504	Citibank NA	12/31/21	(1,269,278)
CAD	1,280,637	USD	1,035,175	Royal Bank of Canada	12/31/21	(230)
USD	44,343,344	AUD	59,155,294	State Street Bank and Trust	01/13/22	(166,950)
USD	5,007,831	AUD	6,778,384	State Street Bank and Trust	01/18/22	(92,431)

Total (Depreciation)						$(2,411,549)

Total Appreciation (Depreciation)						$(492,734)

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$45,149,154	—	$45,149,154
Bonds
Australia	—	56,028,059	—	56,028,059
Austria	—	1,946,045	—	1,946,045
Belgium	—	7,637,100	—	7,637,100
Canada	—	142,051,601	—	142,051,601
Denmark	—	1,111,478	—	1,111,478
Finland	—	1,791,243	—	1,791,243
France	—	58,376,203	—	58,376,203
Germany	—	33,302,248	—	33,302,248
Italy	—	2,596,636	—	2,596,636
Japan	—	29,406,122	—	29,406,122
Netherlands	—	15,884,016	—	15,884,016
New Zealand	—	2,716,422	—	2,716,422

65

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$21,129,472	—	$21,129,472
Singapore	—	5,606,229	—	5,606,229
Spain	—	2,999,954	—	2,999,954
Supranational Organization Obligations	—	58,266,036	—	58,266,036
Switzerland	—	4,106,053	—	4,106,053
United Kingdom	—	58,884,620	—	58,884,620
United States	—	328,999,945	—	328,999,945
U.S. Treasury Obligations	—	1,013,867	—	1,013,867
Securities Lending Collateral	—	8,595,158	—	8,595,158
Forward Currency Contracts**	—	(492,734)	—	(492,734)

TOTAL	—	$887,104,927	—	$887,104,927

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

		U.S.	U.S.	International	International
	U.S. Social	Sustainability	Sustainability	Sustainability	Social Core
	Core Equity 2	Core 1	Targeted Value	Core 1	Equity
	Portfolio*	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $64,622, $189,740, $5,785, $150,865 and $74,124 of securities on loan, respectively)	$1,739,156	$5,613,445	$285,022	$3,363,099	$1,588,889
Temporary Cash Investments at Value & Cost	6,171	29,150	6,274	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $35,074, $106,729, $2,767, $140,319 and $70,163, respectively)	35,077	106,736	2,767	140,332	70,171
Foreign Currencies at Value	—	—	—	8,880	3,220
Cash	—	—	—	14,441	2,220
Receivables:
Investment Securities Sold	817	8,527	381	3,698	4,946
Dividends and Interest	1,115	3,365	80	9,964	5,142
Securities Lending Income	12	22	1	97	57
Fund Shares Sold	797	4,148	328	2,326	941
Unrealized Gain on Foreign Currency Contracts	—	—	—	1	2
Deferred Offering Costs	—	—	1	—	—
Prepaid Expenses and Other Assets	24	35	16	28	20

Total Assets	1,783,169	5,765,428	294,870	3,542,866	1,675,608

LIABILITIES:
Payables:
Upon Return of Securities Loaned	35,086	106,751	2,767	140,337	70,170
Investment Securities Purchased	2,272	31,312	6,020	14,575	2,905
Fund Shares Redeemed	772	1,483	29	587	417
Due to Advisor	274	738	80	590	310
Unrealized Loss on Foreign Currency Contracts	—	—	—	43	4
Accrued Expenses and Other Liabilities	253	489	132	485	269

Total Liabilities	38,657	140,773	9,028	156,617	74,075

NET ASSETS	$1,744,512	$5,624,655	$285,842	$3,386,249	$1,601,533

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	70,568,859	153,875,410	15,825,610	252,094,680	102,629,672

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$24.72	$36.55	$18.06	$13.43	$15.60

Investment Securities at Cost	$842,924	$3,315,626	$221,840	$2,469,658	$1,217,633

Foreign Currencies at Cost	$—	$—	$—	$8,823	$3,217

NET ASSETS CONSIST OF:
Paid-In Capital	$784,648	$3,263,460	$210,404	$2,492,973	$1,219,731
Total Distributable Earnings (Loss)	959,864	2,361,195	75,438	893,276	381,802

NET ASSETS	$1,744,512	$5,624,655	$285,842	$3,386,249	$1,601,533

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	1,000,000,000	1,000,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	Emerging	Emerging	Global		DFA Global
	Markets	Markets Social	Social Core	DFA Social	Sustainability
	Sustainability Core 1	Core Equity	Equity	Fixed Income	Fixed Income
	Portfolio*	Portfolio*	Portfolio	Portfolio*	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$70,250	—	—
Investment Securities at Value (including $37,562, $66,895, $0, $21,621 and $8,412 of securities on loan)	$964,428	$1,718,358	—	$539,781	$879,003
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $14,237, $28,980, $0, $22,101 and $8,595, respectively)	14,238	28,983	—	22,102	8,595
Foreign Currencies at Value	2,907	4,234	—	1	89
Cash	6,656	497	—	1,261	15,131
Receivables:
Investment Securities Sold	147	371	678	221	—
Dividends, Interest and Tax Reclaims	808	1,403	—	3,994	6,986
Securities Lending Income	76	185	—	1	1
Fund Shares Sold	884	966	—	601	1,819
Unrealized Gain on Forward Currency Contracts	—	—	—	—	1,919
Unrealized Gain on Foreign Currency Contracts	3	—	—	—	—
Prepaid Expenses and Other Assets	11	9	13	14	29

Total Assets.	990,158	1,755,006	70,941	567,976	913,572

LIABILITIES:
Payables:
Upon Return of Securities Loaned	14,239	28,986	—	22,107	8,595
Investment Securities Purchased	6,804	1,013	—	497	10,061
Fund Shares Redeemed	89	284	—	196	394
Due to Advisor	300	540	—	92	164
Line of Credit	—	—	642	—	—
Unrealized Loss on Forward Currency Contracts	—	—	—	—	2,412
Unrealized Loss on Foreign Currency Contracts	2	—	—	—	40
Deferred Taxes Payable	4,556	9,367	—	—	—
Accrued Expenses and Other Liabilities	295	662	56	76	168

Total Liabilities	26,285	40,852	698	22,968	21,834

NET ASSETS	$963,873	$1,714,154	$70,243	$545,008	$891,738

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	91,695,968	106,606,102	5,284,788	51,644,591	81,050,583

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.51	$16.08	$13.29	$10.55	$11.00

Investments in Affiliated Investment Companies at Cost	$—	$—	$54,191	$—	$—

Investment Securities at Cost	$817,574	$1,220,337	$—	$529,980	$867,162

Foreign Currencies at Cost	$2,827	$3,995	$—	$1	$89

NET ASSETS CONSIST OF:
Paid-In Capital	$806,376	$1,260,237	$54,053	$529,604	$880,114
Total Distributable Earnings (Loss)	157,497	453,917	16,190	15,404	11,624

NET ASSETS	$963,873	$1,714,154	$70,243	$545,008	$891,738

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,500,000,000	500,000,000	1,000,000,000	500,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	U.S. Sustainability Core 1 Portfolio#	U.S. Sustainability Targeted Value Portfolio#	International Sustainability Core 1 Portfolio#	International Social Core Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8, $14, $2, $7,358 and $3,894, respectively)	$22,662	$60,855	$3,713	$74,559	$41,969
Income from Securities Lending	165	286	7	1,350	775

Total Investment Income	22,827	61,141	3,720	75,909	42,744

Expenses
Investment Management Fees	3,226	7,839	748	6,767	3,725
Accounting & Transfer Agent Fees	249	889	46	602	203
Custodian Fees	25	51	6	301	203
Filing Fees	73	173	26	196	58
Shareholders’ Reports	46	72	41	63	54
Directors’/Trustees’ Fees & Expenses	17	48	2	32	17
Professional Fees	21	58	35	43	24
Organizational & Offering Costs	—	—	36	—	—
Previously Waived Fees Recovered by Advisor (Note C)	—	208	9	—	—
Other	46	101	10	107	202

Total Expenses	3,703	9,439	959	8,111	4,486

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	127	—	—
Fees Paid Indirectly (Note C)	—	—	—	13	3

Net Expenses	3,703	9,439	832	8,098	4,483

Net Investment Income (Loss)	19,124	51,702	2,888	67,811	38,261

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	84,680	98,651	13,002	31,351	49,563
Affiliated Investment Companies Shares Sold	(2)	(9)	—	(3)	—
Futures	723	—	226	134	463
Foreign Currency Transactions	—	—	—	(362)	123
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	479,044	1,406,334	55,951	701,948	376,399
Affiliated Investment Companies Shares	—	—	—	(6)	(4)
Translation of Foreign Currency-Denominated Amounts	—	—	—	(122)	(80)

Net Realized and Unrealized Gain (Loss)	564,445	1,504,976	69,179	732,940	426,464

Net Increase (Decrease) in Net Assets Resulting from Operations	$583,569	$1,556,678	$72,067	$800,751	$464,725

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Emerging	Emerging	Global		DFA Global
	Markets	Markets Social	Social Core	DFA Social	Sustainability
	Sustainability Core 1	Core Equity	Equity	Fixed Income	Fixed Income
	Portfolio#	Portfolio#	Portfolio	Portfolio#	Portfolio#
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$1,699	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,699	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,775, $5,439, $0, $0 and $0, respectively)	$20,236	$41,602	—	—	—
Interest	—	—	—	$10,322	$13,815
Income from Securities Lending	725	1,676	—	13	9

Total Fund Investment Income	20,961	43,278	—	10,335	13,824

Fund Expenses
Investment Management Fees	3,505	6,935	—	974	1,733
Accounting & Transfer Agent Fees	204	218	4	84	160
Custodian Fees	369	748	—	4	24
Filing Fees	123	48	15	40	92
Shareholders’ Reports	31	65	—	23	14
Directors’/Trustees’ Fees & Expenses	10	20	23	5	9
Professional Fees	45	71	—	6	8
Organizational & Offering Costs	—	—	2	—	—
Previously Waived Fees Recovered by Advisor (Note C)	4	—	39	—	73
Other	43	215	—	2	18

Total Fund Expenses	4,334	8,320	83	1,138	2,131

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	20	—	21
Fees Paid Indirectly (Note C)	3	2	—	1	2

Net Expenses	4,331	8,318	63	1,137	2,108

Net Investment Income (Loss)	16,630	34,960	1,636	9,198	11,716

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	19,015	87,611	—	5,874	2,052
Affiliated Investment Companies Shares Sold	(1)	(1)	129	(1)	(1)
Futures	241	1,617	(15)	—	—
Foreign Currency Transactions	(320)	(376)	—	1	128
Forward Currency Contracts	—	—	—	(271)	(2,369)
In-Kind Redemptions	—	—	12,725	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	84,666	238,734	—	(20,002)	(24,652)
Affiliated Investment Companies Shares	—	(1)	17,413	—	—
Futures	2	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(9)	4	—	(2)	(51)
Forward Currency Contracts	—	—	—	(74)	(2,448)

Net Realized and Unrealized Gain (Loss)	103,594	327,588	30,252	(14,475)	(27,341)

Net Increase (Decrease) in Net Assets Resulting from Operations	$120,224	$362,548	$31,888	$(5,277)	$(15,625)

**	Net of foreign capital gain taxes withheld of $274, $26, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2		U.S. Sustainability Core 1		U.S. Sustainability		International Sustainability
	Portfolio		Portfolio		Targeted Value Portfolio		Core 1 Portfolio
						Period
						Jul 07,
	Year	Year	Year	Year	Year	2020 Ʊ	Year	Year
	Ended	Ended	Ended	Ended	Ended	to	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,124	$19,195	$51,702	$36,710	$2,888	$332	$67,811	$35,707
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	84,680	(16,180)	98,651	(28,482)	13,002	346	31,351	(11,648)
Affiliated Investment Companies Shares Sold	(2)	(9)	(9)	(15)	—	—	(3)	(15)
Futures	723	(1)	—	—	226	185	134	(1,383)
Foreign Currency Transactions	—	—	—	—	—	—	(362)	260
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	479,044	50,112	1,406,334	320,326	55,951	7,231	701,948	45,887
Affiliated Investment Companies Shares	—	(1)	—	1	—	—	(6)	13
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(122)	90

Net Increase (Decrease) in Net Assets Resulting from Operations	583,569	53,116	1,556,678	328,540	72,067	8,094	800,751	68,911

Distributions:
Institutional Class Shares	(19,292)	(46,015)	(54,438)	(52,283)	(3,000)	(269)	(61,506)	(34,198)
Capital Share Transactions (1):
Shares Issued	267,671	325,859	1,617,763	1,539,808	176,116	89,042	793,954	1,275,037
Shares Issued in Lieu of Cash Distributions	17,323	41,872	50,805	48,877	3,000	269	55,899	30,180
Shares Redeemed	(350,926)	(376,669)	(783,458)	(727,144)	(52,853)	(6,624)	(382,281)	(535,550)

Net Increase (Decrease) from Capital Share Transactions	(65,932)	(8,938)	885,110	861,541	126,263	82,687	467,572	769,667

Total Increase (Decrease) in Net Assets	498,345	(1,837)	2,387,350	1,137,798	195,330	90,512	1,206,817	804,380
Net Assets
Beginning of Year	1,246,167	1,248,004	3,237,305	2,099,507	90,512	—	2,179,432	1,375,052

End of Year	$1,744,512	$1,246,167	$5,624,655	$3,237,305	$285,842	$90,512	$3,386,249	$2,179,432

(1) Shares Issued and Redeemed:
Shares Issued	12,038	21,263	49,247	68,221	10,828	8,584	62,005	140,542
Shares Issued in Lieu of Cash Distributions	789	2,497	1,562	2,071	189	25	4,333	2,968
Shares Redeemed	(15,819)	(23,974)	(24,374)	(31,609)	(3,213)	(587)	(30,145)	(57,949)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,992)	(214)	26,435	38,683	7,804	8,022	36,193	85,561

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

			Emerging Markets
	International Social Core		Sustainability		Emerging Markets Social
	Equity Portfolio		Core 1 Portfolio		Core Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,261	$27,279	$16,630	$8,915	$34,960	$30,690
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	49,563	(15,440)	19,015	(456)	87,611	(32,813)
Affiliated Investment Companies Shares Sold	—	(1)	(1)	—	(1)	(2)
Futures	463	(121)	241	(568)	1,617	(83)
Foreign Currency Transactions	123	(180)	(320)	37	(376)	(660)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	376,399	(72,867)	84,666	60,286	238,734	12,644
Affiliated Investment Companies Shares	(4)	6	—	—	(1)	—
Futures	—	—	2	(2)	—	—
Translation of Foreign Currency-Denominated Amounts	(80)	48	(9)	(3)	4	(43)

Net Increase (Decrease) in Net Assets Resulting from Operations	464,725	(61,276)	120,224	68,209	362,548	9,733

Distributions:
Institutional Class Shares	(35,541)	(26,116)	(14,961)	(8,889)	(32,216)	(32,632)
Capital Share Transactions (1):
Shares Issued	227,396	390,450	314,650	459,780	319,628	361,682
Shares Issued in Lieu of Cash Distributions	32,098	23,399	14,600	8,615	27,163	28,511
Shares Redeemed	(302,457)	(318,883)	(134,156)	(136,847)	(430,806)	(366,395)

Net Increase (Decrease) from Capital Share Transactions	(42,963)	94,966	195,094	331,548	(84,015)	23,798

Total Increase (Decrease) in Net Assets	386,221	7,574	300,357	390,868	246,317	899
Net Assets
Beginning of Year	1,215,312	1,207,738	663,516	272,648	1,467,837	1,466,938

End of Year	$1,601,533	$1,215,312	$963,873	$663,516	$1,714,154	$1,467,837

(1) Shares Issued and Redeemed:
Shares Issued	15,187	36,677	28,986	59,202	19,842	30,547
Shares Issued in Lieu of Cash Distributions	2,154	1,985	1,364	1,019	1,672	2,258
Shares Redeemed	(20,489)	(28,401)	(12,426)	(17,240)	(26,308)	(31,014)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,148)	10,261	17,924	42,981	(4,794)	1,791

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $274 and $26, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $12 and $1, respectively.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core		DFA Social Fixed Income		DFA Global Sustainability
	Equity Portfolio		Portfolio		Fixed Income Portfolio
		Period
		Nov 19,
	Year	2019 Ʊ	Year	Year	Year	Year
	Ended	to	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,636	$1,158	$9,198	$8,027	$11,716	$6,875
Capital Gain Distributions Received from Affiliated Investment Companies	—	750	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	5,874	1,982	2,052	456
Affiliated Investment Companies Shares Sold	129	(85)	(1)	(4)	(1)	2
Futures	(15)	(6)	—	—	—	—
Foreign Currency Transactions	—	—	1	9	128	44
Forward Currency Contracts	—	—	(271)	(407)	(2,369)	(8,036)
In-Kind Redemptions	12,725	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	(20,002)	15,767	(24,652)	18,174
Affiliated Investment Companies Shares	17,413	(1,354)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(2)	—	(51)	(2)
Forward Currency Contracts	—	—	(74)	107	(2,448)	5,313

Net Increase (Decrease) in Net Assets Resulting from Operations	31,888	463	(5,277)	25,481	(15,625)	22,826

Distributions:
Institutional Class Shares	(2,374)	(1,149)	(9,503)	(8,100)	(10,882)	(7,449)
Capital Share Transactions (1):
Shares Issued	11,303	75,815	216,502	154,429	484,832	312,250
Shares Issued in Lieu of Cash Distributions	2,368	1,117	9,273	8,047	10,854	7,436
Shares Redeemed	(48,793)	(395)	(72,790)	(71,287)	(138,877)	(125,114)

Net Increase (Decrease) from Capital Share Transactions	(35,122)	76,537	152,985	91,189	356,809	194,572

Total Increase (Decrease) in Net Assets	(5,608)	75,851	138,205	108,570	330,302	209,949
Net Assets
Beginning of Year	75,851	—	406,803	298,233	561,436	351,487

End of Year	$70,243	$75,851	$545,008	$406,803	$891,738	$561,436

(1) Shares Issued and Redeemed:
Shares Issued	887	7,829	20,193	14,505	43,349	28,130
Shares Issued in Lieu of Cash Distributions	197	120	865	758	959	692
Shares Redeemed	(3,702)	(47)	(6,784)	(6,691)	(12,499)	(11,525)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,618)	7,902	14,274	8,572	31,809	17,297

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio					U.S. Sustainability Core 1 Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$16.94	$16.92	$15.83	$15.58	$12.77	$25.40	$23.65	$21.35	$20.47	$16.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.25	0.25	0.24	0.22	0.37	0.34	0.33	0.30	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	7.78	0.39	1.33	0.41	2.93	11.17	1.92	2.46	1.06	3.89

Total from Investment Operations	8.05	0.64	1.58	0.65	3.15	11.54	2.26	2.79	1.36	4.17

Less Distributions:
Net Investment Income	(0.27)	(0.24)	(0.24)	(0.22)	(0.21)	(0.39)	(0.30)	(0.30)	(0.28)	(0.29)
Net Realized Gains	—	(0.38)	(0.25)	(0.18)	(0.13)	—	(0.21)	(0.19)	(0.20)	(0.15)

Total Distributions	(0.27)	(0.62)	(0.49)	(0.40)	(0.34)	(0.39)	(0.51)	(0.49)	(0.48)	(0.44)

Net Asset Value, End of Year	$24.72	$16.94	$16.92	$15.83	$15.58	$36.55	$25.40	$23.65	$21.35	$20.47

Total Return	47.73%	3.85%	10.43%	4.19%	24.99%	45.64%	9.73%	13.39%	6.68%	25.18%

Net Assets, End of Year (thousands)	$1,744,512	$1,246,167	$1,248,004	$1,203,289	$968,618	$5,624,655	$3,237,305	$2,099,507	$1,656,355	$1,193,184
Ratio of Expenses to Average Net Assets	0.23%	0.28%	0.29%	0.28%	0.28%	0.21%	0.25%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23%	0.28%	0.29%	0.28%	0.28%	0.21%	0.25%	0.26%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.56%	1.59%	1.44%	1.49%	1.13%	1.39%	1.48%	1.38%	1.50%
Portfolio Turnover Rate	16%	13%	18%	9%	10%	8%	5%	12%	4%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S.
	Sustainability
	Targeted Value
	Portfolio			International Sustainability Core 1 Portfolio
		Period
	Year	Jul 7,		Year	Year	Year	Year	Year
	Ended	2020 Ʊ to		Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.28	$10.00		$10.09	$10.55	$9.74	$10.86	$8.85

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.05		0.29	0.20	0.29	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	6.81	1.27		3.31	(0.47)	0.79	(1.14)	2.00

Total from Investment Operations	7.04	1.32		3.60	(0.27)	1.08	(0.87)	2.25

Less Distributions:
Net Investment Income	(0.20)	(0.04)		(0.26)	(0.19)	(0.27)	(0.25)	(0.24)
Net Realized Gains	(0.06)	—		—	—	—	—	—

Total Distributions	(0.26)	(0.04)		(0.26)	(0.19)	(0.27)	(0.25)	(0.24)

Net Asset Value, End of Period	$18.06	$11.28		$13.43	$10.09	$10.55	$9.74	$10.86

Total Return	62.79%	13.19	%(B)	35.82%	(2.58%)	11.26%	(8.21%)	25.66%

Net Assets, End of Period (thousands)	$285,842	$90,512		$3,386,249	$2,179,432	$1,375,052	$932,412	$774,000
Ratio of Expenses to Average Net Assets	0.40%	0.40	%(C)(D)	0.27%	0.32%	0.35%	0.37%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.46%	0.78	%(C)(D)	0.27%	0.33%	0.36%	0.34%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.35	%(C)(D)	2.28%	1.97%	2.89%	2.47%	2.51%
Portfolio Turnover Rate	21%	3	%(B)	7%	4%	5%	8%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

						Emerging
						Markets
						Sustainability Core 1
	International Social Core Equity Portfolio					Portfolio
									Period
	Year	Year	Year	Year	Year	Year	Year	Year	Mar 27,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2018 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$11.49	$12.64	$12.17	$13.69	$11.14	$8.99	$8.86	$8.01	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.27	0.38	0.37	0.32	0.20	0.17	0.21	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	4.09	(1.16)	0.47	(1.55)	2.54	1.49	0.11	0.81	(2.04)

Total from Investment Operations	4.46	(0.89)	0.85	(1.18)	2.86	1.69	0.28	1.02	(1.91)

Less Distributions:
Net Investment Income	(0.35)	(0.26)	(0.38)	(0.34)	(0.31)	(0.17)	(0.15)	(0.17)	(0.08)

Total Distributions	(0.35)	(0.26)	(0.38)	(0.34)	(0.31)	(0.17)	(0.15)	(0.17)	(0.08)

Net Asset Value, End of Year	$15.60	$11.49	$12.64	$12.17	$13.69	$10.51	$8.99	$8.86	$8.01

Total Return	38.96%	(7.10%)	7.18%	(8.86%)	25.98%	18.83%	3.27%	12.85%	(19.13	%)(B)

Net Assets, End of Year (thousands)	$1,601,533	$1,215,312	$1,207,738	$1,057,790	$828,916	$963,873	$663,516	$272,648	$111,976
Ratio of Expenses to Average Net Assets	0.29%	0.32%	0.33%	0.33%	0.38%	0.49%	0.60%	0.63%	0.65	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.29%	0.33%	0.35%	0.33%	0.38%	0.49%	0.61%	0.69%	0.73	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.49%	2.29%	3.15%	2.67%	2.58%	1.87%	1.97%	2.44%	2.32	%(C)(D)
Portfolio Turnover Rate	20%	9%	17%	8%	11%	13%	5%	6%	6	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

						Global
						Social Core
						Equity
	Emerging Markets Social Core Equity Portfolio					Portfolio
								Period
	Year	Year	Year	Year	Year	Year		Nov 19,
	Ended	Ended	Ended	Ended	Ended	Ended		2019 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,
	2021	2020	2019	2018	2017	2021		2020
Net Asset Value, Beginning of Year.	$13.18	$13.38	$12.25	$14.41	$11.76	$9.60		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.27	0.35	0.31	0.26	0.20		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	2.87	(0.18)	1.13	(2.18)	2.65	3.77		(0.41)

Total from Investment Operations	3.20	0.09	1.48	(1.87)	2.91	3.97		(0.24)

Less Distributions:
Net Investment Income	(0.30)	(0.29)	(0.35)	(0.29)	(0.26)	(0.19)		(0.16)
Net Realized Gains	—	—	—	—	—	(0.09)		—

Total Distributions	(0.30)	(0.29)	(0.35)	(0.29)	(0.26)	(0.28)		(0.16)

Net Asset Value, End of Year	$16.08	$13.18	$13.38	$12.25	$14.41	$13.29		$9.60

Total Return	24.28%	0.82%	12.20%	(13.19%)	25.04%	41.79%		(2.29	%)(B)

Net Assets, End of Year (thousands)	$1,714,154	$1,467,837	$1,466,938	$1,318,615	$1,361,922	$70,243		$75,851
Ratio of Expenses to Average Net Assets *	0.47%	0.53%	0.54%	0.53%	0.57%	0.34	%(E)	0.34	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.47%	0.54%	0.55%	0.53%	0.57%	0.36	%(E)	0.57	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.00%	2.16%	2.64%	2.18%	2.06%	1.60	%(E)	1.86	%(C)(D)(E)
Portfolio Turnover Rate	22%	20%	15%	11%	14%	N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	N/A	N/A	N/A	N/A	N/A	0.28%		0.32	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

						DFA Global
						Sustainability
						Fixed Income
	DFA Social Fixed Income Portfolio					Portfolio
								Period
	Year	Year	Year	Year	Year	Year	Year	Nov 6,
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	2018 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017	2021	2020	2019
Net Asset Value, Beginning of Period	$10.89	$10.36	$9.43	$9.90	$10.01	$11.40	$11.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.24	0.26	0.23	0.19	0.17	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.33)	0.53	0.92	(0.48)	(0.12)	(0.37)	0.45	0.96

Total from Investment Operations	(0.13)	0.77	1.18	(0.25)	0.07	(0.20)	0.63	1.16

Less Distributions:
Net Investment Income	(0.19)	(0.24)	(0.25)	(0.22)	(0.18)	(0.18)	(0.21)	(0.16)
Net Realized Gains	(0.02)	—	—	—	—	(0.02)	(0.02)	—

Total Distributions	(0.21)	(0.24)	(0.25)	(0.22)	(0.18)	(0.20)	(0.23)	(0.16)

Net Asset Value, End of Period	$10.55	$10.89	$10.36	$9.43	$9.90	$11.00	$11.40	$11.00

Total Return	(1.19%)	7.54%	12.72%	(2.50%)	0.73%	(1.78%)	5.83%	11.65	%(B)

Net Assets, End of Period (thousands)	$545,008	$406,803	$298,233	$226,233	$126,034	$891,738	$561,436	$351,487
Ratio of Expenses to Average Net Assets	0.23%	0.25%	0.27%	0.27%	0.27%	0.28%	0.28%	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%	0.25%	0.26%	0.25%	0.29%	0.28%	0.30%	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.89%	2.21%	2.60%	2.43%	1.95%	1.55%	1.62%	1.85	%(C)(D)
Portfolio Turnover Rate	21%	18%	15%	9%	24%	11%	19%	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred operational portfolios, ten of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of October 31, 2021, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/2021
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and

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most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, on behalf of the International Equity Portfolios the Board of Directors has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

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The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio. As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.20	%*
U.S. Sustainability Core 1 Portfolio	0.17	%*
U.S. Sustainability Targeted Value Portfolio	0.36%
International Sustainability Core 1 Portfolio	0.23	%*
International Social Core Equity Portfolio	0.24	%*
Emerging Markets Sustainability Core 1 Portfolio	0.39	%*
Emerging Markets Social Core Equity Portfolio	0.40	%*
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.20%
DFA Global Sustainability Fixed Income Portfolio	0.23%

*	Effective as of February 28, 2021, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
U.S. Social Core Equity 2 Portfolio	0.23%	0.19%
U.S. Sustainability Core 1 Portfolio	0.20%	0.16%
International Sustainability Core 1 Portfolio	0.27%	0.21%
International Social Core Equity Portfolio	0.27%	0.23%
Emerging Markets Sustainability Core 1 Portfolio	0.45%	0.37%
Emerging Markets Social Core Equity Portfolio	0.45%	0.37%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2022. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the

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previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.25%	$208	—	—
U.S. Sustainability Targeted Value Portfolio (3)	0.40%	9	$127	$223
International Sustainability Core 1 Portfolio (2)	0.38%	—	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—	—
Emerging Markets Sustainability Core 1 Portfolio (3)	0.65%	4	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—	—
Global Social Core Equity Portfolio (4)	0.34%	39	20	119
DFA Social Fixed Income Portfolio (2)	0.27%	—	—	—
DFA Global Sustainability Fixed Income Portfolio (3)	0.28%	73	21	153

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amounts for the International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio were 0.42%, 0.60% and 0.85%, respectively, of the average net assets of each such Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

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Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$13
International Social Core Equity Portfolio	3
Emerging Markets Sustainability Core 1 Portfolio	3
Emerging Markets Social Core Equity Portfolio	2
DFA Social Fixed Income Portfolio	1
DFA Global Sustainability Fixed Income Portfolio	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$24
U.S. Sustainability Core 1 Portfolio	45
U.S. Sustainability Targeted Value Portfolio	1
International Sustainability Core 1 Portfolio	31
International Social Core Equity Portfolio	18
Emerging Markets Sustainability Core 1 Portfolio	7
Emerging Markets Social Core Equity Portfolio	38
Global Social Core Equity Portfolio	1
DFA Social Fixed Income Portfolio	5
DFA Global Sustainability Fixed Income Portfolio	6

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E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$252,973	$305,895
U.S. Sustainability Core 1 Portfolio	—	—	1,256,765	346,529
U.S. Sustainability Targeted Value Portfolio	—	—	170,396	43,244
International Sustainability Core 1 Portfolio	—	—	685,834	210,829
International Social Core Equity Portfolio	—	—	303,784	342,005
Emerging Markets Sustainability Core 1 Portfolio	—	—	342,977	115,912
Emerging Markets Social Core Equity Portfolio	—	—	386,945	461,981
DFA Social Fixed Income Portfolio	$142,012	$28,690	114,370	71,640
DFA Global Sustainability Fixed Income Portfolio	28,190	30,523	406,311	50,236

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$53,912	$273,113	$291,946	$(2)	—	$35,077	3,032	$23	—

Total	$53,912	$273,113	$291,946	$(2)	—	$35,077	3,032	$23	—

U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$75,811	$643,553	$612,619	$(9)	—	$106,736	9,225	$48	—

Total	$75,811	$643,553	$612,619	$(9)	—	$106,736	9,225	$48	—

U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$989	$21,647	$19,869	—	—	$2,767	239	$1	—

Total	$989	$21,647	$19,869	—	—	$2,767	239	$1	—

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$83,308	$671,508	$614,475	$(3)	$(6)	$140,332	12,129	$74	—

Total	$83,308	$671,508	$614,475	$(3)	$(6)	$140,332	12,129	$74	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$59,307	$308,236	$297,368	—	$(4)	$70,171	6,065	$38	—

Total	$59,307	$308,236	$297,368	—	$(4)	$70,171	6,065	$38	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$6,169	$75,709	$67,639	$(1)	—	$14,238	1,231	—	—

Total	$6,169	$75,709	$67,639	$(1)	—	$14,238	1,231	—	—

Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$20,235	$132,365	$123,615	$(1)	$(1)	$28,983	2,505	$16	—

Total	$20,235	$132,365	$123,615	$(1)	$(1)	$28,983	2,505	$16	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$43,061	—	$12,815	—	$11,278	$41,524	1,680	$716	—
International Social Core Equity Portfolio	22,782	—	7,794	$129	5,191	20,308	1,301	727	—
Emerging Markets Social Core Equity Portfolio	10,087	—	2,613	—	944	8,418	523	255	—

Total	$75,930	—	$23,222	$129	$17,413	$70,250	3,504	$1,698	—

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$12,811	$98,006	$88,714	$(1)	—	$22,102	1,910	$8	—

Total	$12,811	$98,006	$88,714	$(1)	—	$22,102	1,910	$8	—

DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$6,287	$58,730	$56,421	$(1)	—	$8,595	743	$4	—

Total	$6,287	$58,730	$56,421	$(1)	—	$8,595	743	$4	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2020	$17,695	$28,320	—	$46,015
2021	19,291	—	—	19,291
U.S. Sustainability Core 1 Portfolio
2020	33,717	18,566	—	52,283
2021	54,438	—	—	54,438
U.S. Sustainability Targeted Value Portfolio
2020	269	—	—	269
2021	2,889	111	—	3,000
International Sustainability Core 1 Portfolio
2020	34,199	—	—	34,199
2021	61,506	—	—	61,506
International Social Core Equity Portfolio
2020	26,116	—	—	26,116
2021	35,542	—	—	35,542
Emerging Markets Sustainability Core 1 Portfolio
2020	8,889	—	—	8,889
2021	14,961	—	—	14,961
Emerging Markets Social Core Equity Portfolio
2020	32,632	—	—	32,632
2021	32,216	—	—	32,216
Global Social Core Equity Portfolio
2020	1,149	—	—	1,149
2021	1,629	745	—	2,374
DFA Social Fixed Income Portfolio
2020	8,100	—	—	8,100
2021	8,775	729	—	9,504
DFA Global Sustainability Fixed Income Portfolio
2020	7,450	—	—	7,450
2021	9,900	982	—	10,882

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As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,459)	$(5,595)	$(7,054)
U.S. Sustainability Core 1 Portfolio	(4,714)	(933)	(5,647)
U.S. Sustainability Targeted Value Portfolio	(1,413)	(7)	(1,420)
International Sustainability Core 1 Portfolio	(2,454)	—	(2,454)
International Social Core Equity Portfolio	(3,016)	—	(3,016)
Emerging Markets Sustainability Core 1 Portfolio	(2,043)	(76)	(2,119)
Emerging Markets Social Core Equity Portfolio	(2,661)	—	(2,661)
Global Social Core Equity Portfolio	—	—	—
DFA Social Fixed Income Portfolio	(550)	—	(550)
DFA Global Sustainability Fixed Income Portfolio	(879)	—	(879)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	$2,175	$61,383	—	$896,331	$959,889
U.S. Sustainability Core 1 Portfolio	4,059	64,548	—	2,292,632	2,361,239
U.S. Sustainability Targeted Value Portfolio	10,272	1,866	—	63,301	75,439
International Sustainability Core 1 Portfolio	25,107	—	$(6,536)	874,739	893,310
International Social Core Equity Portfolio	17,366	5,036	—	359,418	381,820
Emerging Markets Sustainability Core 1 Portfolio	4,823	14,899	—	137,780	157,502
Emerging Markets Social Core Equity Portfolio	10,794	—	(33,621)	476,782	453,955
Global Social Core Equity Portfolio	98	43	—	16,048	16,189
DFA Social Fixed Income Portfolio	1,067	4,589	—	9,751	15,407
DFA Global Sustainability Fixed Income Portfolio	9,772	975	—	952	11,699

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Social Core Equity 2 Portfolio	—	—
U.S. Sustainability Core 1 Portfolio	—	—
U.S. Sustainability Targeted Value Portfolio	—	—
International Sustainability Core 1 Portfolio	$6,536	$6,536
International Social Core Equity Portfolio	—	—
Emerging Markets Sustainability Core 1 Portfolio	—	—
Emerging Markets Social Core Equity Portfolio	33,621	33,621
Global Social Core Equity Portfolio	—	—
DFA Social Fixed Income Portfolio	—	—
DFA Global Sustainability Fixed Income Portfolio	—	—

During the year ended October 31, 2021, the Portfolios below utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$16,263
U.S. Sustainability Core 1 Portfolio	28,633
International Sustainability Core 1 Portfolio	30,556
International Social Core Equity Portfolio	39,781
Emerging Markets Sustainability Core 1 Portfolio	2,613
Emerging Markets Social Core Equity Portfolio	86,901

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$884,074	$909,401	$(13,070)	$896,331
U.S. Sustainability Core 1 Portfolio	3,456,699	2,331,372	(38,740)	2,292,632
U.S. Sustainability Targeted Value Portfolio	230,763	67,618	(4,318)	63,300
International Sustainability Core 1 Portfolio	2,628,735	961,752	(87,056)	874,696
International Social Core Equity Portfolio	1,299,619	447,752	(88,310)	359,442
Emerging Markets Sustainability Core 1 Portfolio	836,400	215,724	(73,456)	142,268
Emerging Markets Social Core Equity Portfolio	1,261,411	620,583	(134,653)	485,930
Global Social Core Equity Portfolio	54,202	16,048	—	16,048
DFA Social Fixed Income Portfolio	552,133	14,124	(4,373)	9,751
DFA Global Sustainability Fixed Income Portfolio	886,606	14,270	(13,332)	938

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio hedge their foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward
	Currency
	Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$—	$187
International Sustainability Core 1 Portfolio	—	712
Emerging Markets Sustainability Core 1 Portfolio	—	2,198
Emerging Markets Social Core Equity Portfolio	—	2,703
DFA Social Fixed Income Portfolio	6,929	—
DFA Global Sustainability Fixed Income Portfolio	415,035	—

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

Asset Derivatives Value
	Total Value	Forward
	at	Currency
	October 31, 2021	Contracts (1)
DFA Global Sustainability Fixed Income Portfolio	$1,919	$1,919

Liability Derivatives Value
	Total Value	Forward
	at	Currency
	October 31, 2021	Contracts (2)
DFA Global Sustainability Fixed Income Portfolio	$(2,412)	$(2,412)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (1)	Contracts (2)
U.S. Social Core Equity 2 Portfolio	$723	—	$723	*
U.S. Sustainability Targeted Value Portfolio	226	—	226	*
International Sustainability Core 1 Portfolio	134	—	134	*
International Social Core Equity Portfolio	463	—	463	*
Emerging Markets Sustainability Core 1 Portfolio	241	—	241	*
Emerging Markets Social Core Equity Portfolio	1,617	—	1,617	*
Global Social Core Equity Portfolio	(15)	—	(15	)*
DFA Social Fixed Income Portfolio	(271)	$(271)	—
DFA Global Sustainability Fixed Income Portfolio	(2,369)	(2,369)	—

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Forward
		Currency	Equity
	Total	Contracts (3)	Contracts (4)
Emerging Markets Sustainability Core 1 Portfolio	$2	—	$2	*
DFA Social Fixed Income Portfolio	(74)	$(74)	—
DFA Global Sustainability Fixed Income Portfolio	(2,448)	(2,448)	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2021 (amounts in thousands):

	Gross Amounts of	Net Amounts of Assets Presented in the Statements	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts of	Net Amounts of Liabilities Presented in the Statements	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Recognized	of Assets	Financial	Cash	Net	Recognized	of Assets	Financial	Cash	Net
	Assets	and	Instruments	Collateral	Amount	Liabilities	and	Instruments	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	(c)	(a)	Liabilities	(d)	Pledged	(e)

	Assets					Liabilities
DFA Global Sustainability Fixed Income Portfolio
Citibank NA	$29	$29	$(29)	—	—	$1,341	$1,341	$(29)	—	$1,312
HSBC Bank	—	—	—	—	—	704	704	—	—	704
State Street Bank and Trust	1,821	1,821	(360)	—	$1,461	360	360	(360)	—	—
Societe Generale	5	5	—	—	5	—	—	—	—	—
Goldman Sachs International	59	59	(7)	—	52	7	7	(7)	—	—
Royal Bank of Canada	5	5	—	—	5	—	—	—	—	—

Total	$1,919	$1,919	$(396)	—	$1,523	$2,412	$2,412	$(396)	—	$2,016

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.

(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the year ended October 31, 2021, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 10/31/2021
U.S. Social Core Equity 2 Portfolio	0.83%	$5,819	15	$2	$21,544	—
U.S. Sustainability Core 1 Portfolio	0.84%	17,561	4	2	22,298	—
U.S. Sustainability Targeted Value Portfolio	0.84%	594	14	—	2,354	—
International Sustainability Core 1 Portfolio	0.84%	27,905	4	3	28,234	—
International Social Core Equity Portfolio	0.82%	4,075	28	3	15,627	—
Emerging Markets Sustainability Core 1 Portfolio	0.84%	10,810	7	2	31,699	—
Emerging Markets Social Core Equity Portfolio	0.83%	3,606	50	4	9,580	—
Global Social Core Equity Portfolio	0.83%	642	3	—	642	$642

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$38,631	$40,417	$4,905
U.S. Sustainability Core 1 Portfolio	213,624	57,968	7,221
U.S. Sustainability Targeted Value Portfolio	52,679	7,086	1,561
International Sustainability Core 1 Portfolio	54,469	21,062	974
International Social Core Equity Portfolio	28,562	48,974	4,827
Emerging Markets Sustainability Core 1 Portfolio	907	564	(62)
Emerging Markets Social Core Equity Portfolio	1,431	2,943	36

J. Securities Lending:

As of October 31, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash
Collateral
Market
Value
U.S. Social Core Equity 2 Portfolio	$31,073
U.S. Sustainability Core 1 Portfolio	86,967
U.S. Sustainability Targeted Value Portfolio	3,174
International Sustainability Core 1 Portfolio	18,055
International Social Core Equity Portfolio	8,229
Emerging Markets Sustainability Core 1 Portfolio	26,408
Emerging Markets Social Core Equity Portfolio	44,594

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio
Common Stocks	$35,086	—	—	—	$35,086
U.S. Sustainability Core 1 Portfolio
Common Stocks	106,751	—	—	—	106,751
U.S. Sustainability Targeted Value Portfolio
Common Stocks	2,767	—	—	—	2,767
International Sustainability Core 1 Portfolio
Common Stocks	140,337	—	—	—	140,337
International Social Core Equity Portfolio
Common Stocks	70,170	—	—	—	70,170
Emerging Markets Sustainability Core 1 Portfolio
Common Stocks	14,239	—	—	—	14,239
Emerging Markets Social Core Equity Portfolio
Common Stocks	28,986	—	—	—	28,986
DFA Social Fixed Income Portfolio
Agency Obligations, Bonds	22,107	—	—	—	22,107
DFA Global Sustainability Fixed Income Portfolio
Bonds	8,595	—	—	—	8,595

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. In-Kind Redemptions:

During the year ended October 31, 2021, the Global Social Core Equity Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

Global Social Core Equity Portfolio	$12,725

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

N. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

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O. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
U.S. Social Core Equity 2 Portfolio	5	72%
U.S. Sustainability Core 1 Portfolio	4	77%
U.S. Sustainability Targeted Value Portfolio	3	94%
International Sustainability Core 1 Portfolio	3	74%
International Social Core Equity Portfolio	4	51%
Emerging Markets Sustainability Core 1 Portfolio	3	89%
Emerging Markets Social Core Equity Portfolio	5	54%
Global Social Core Equity Portfolio	5	90%
DFA Social Fixed Income Portfolio	4	84%
DFA Global Sustainability Fixed Income Portfolio	4	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the ten portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings or schedule of investments, of each of the portfolios indicated in the table below (ten of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

U.S. Social Core Equity 2 Portfolio (1)

U.S. Sustainability Core 1 Portfolio (1)

International Sustainability Core 1 Portfolio (1)

International Social Core Equity Portfolio (1)

Emerging Markets Sustainability Core 1 Portfolio (1)

Emerging Markets Social Core Equity Portfolio (1)

DFA Social Fixed Income Portfolio (2)

DFA Global Sustainability Fixed Income Portfolio (2)

	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For each of the periods indicated therein
U.S. Sustainability Targeted Value Portfolio (1)	For the year ended October 31, 2021	For the year ended October 31, 2021 and the period from June 7, 2020 (commencement of operations) through October 31, 2020

Global Social Core Equity Portfolio (2)	For the year ended October 31, 2021	For the year ended October 31, 2021 and the period from November 19, 2019 (commencement of operations) through October 31, 2020

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

102

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

103

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust - Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None
2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

104

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown	Vice President and	Since	Vice President and Assistant Secretary of
1967	Assistant Secretary	2001	•	all the DFA Entities (since 2001)
			•	DFA Australia Limited (since 2002)
			•	Dimensional Fund Advisors Ltd. (since 2002)
			•	Dimensional Cayman Commodity Fund I Ltd. (since 2010)
			•	Dimensional Fund Advisors Pte. Ltd. (since 2012)
			•	Dimensional Hong Kong Limited (since 2012)
			•	ETF Trust (since 2020)
Director, Vice President and Assistant Secretary (since 2003) of
			•	Dimensional Fund Advisors Canada ULC
Ryan P. Buechner	Vice President and	Since	Vice President and Assistant Secretary of
1982	Assistant Secretary	September	•	DFAIDG, DIG, DFAITC and DEM (since 2019)
		2019	•	ETF Trust (since 2020)
Vice President (since January 2018) of
			•	Dimensional Holdings Inc.
			•	Dimensional Fund Advisors LP
			•	Dimensional Investment LLC
			•	DFA Securities LLC
David P. Butler	Co-Chief	Since	Co-Chief Executive Officer of
1964	Executive Officer	2017	•	all the DFA Entities (since 2017)
			•	ETF Trust (since 2020)
Director (since 2017) of
			•	Dimensional Holdings Inc.
			•	Dimensional Fund Advisors Canada ULC
			•	Dimensional Japan Ltd.
			•	Dimensional Advisors Ltd.
			•	Dimensional Fund Advisors Ltd.
			•	DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
			•	Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
			•	Dimensional Fund Advisors LP
Formerly, Vice President (2007 – 2017) of
			•	all the DFA Entities
Stephen A. Clark	Executive Vice	Since	Executive Vice President of
1972	President	2017	•	all the DFA Entities (since 2017)
			•	ETF Trust (since 2020)
Director and Vice President (since 2016) of
			•	Dimensional Japan Ltd.
President and Director (since 2016) of
			•	Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
			•	DFA Australia Limited
Director (since 2016) of
			•	Dimensional Advisors Ltd.
			•	Dimensional Fund Advisors Pte. Ltd.
			•	Dimensional Hong Kong Limited
Vice President (since 2019) of
			•	Dimensional Fund Advisors Pte. Ltd.
Formerly, Vice President (2004 – 2017) of
			•	all the DFA Entities
Formerly, Vice President (2010 – 2016) of
			•	Dimensional Fund Advisors Canada ULC
Formerly, Vice President (2016-2019) of
			•	Dimensional Fund Advisors Pte. Ltd.
Formerly, Interim Chief Executive Officer (2019) of
			•	Dimensional Fund Advisors Pte. Ltd.
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
			•	Dimensional Fund Advisors LP

105

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Lisa M. Dallmer	Chief Operating	Since June	Chief Operating Officer (since June 2021) of
1972	Officer	2021	•	the DFA Fund Complex
			•	ETF Trust
Executive Vice President (since January 2020)
			•	Dimensional Holdings Inc.
			•	Dimensional Fund Advisors LP
			•	Dimensional Investment LLC
			•	DFA Securities LLC
Chief Operating Officer (since December 2019)
			•	Dimensional Holdings Inc.
			•	Dimensional Fund Advisors LP
			•	Dimensional Investment LLC
			•	DFA Securities LLC
Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of
			•	the DFA Fund Complex
			•	ETF Trust
Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at
			•	Delphix Inc.
Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of
			•	BlackRock Inc.
Bernard J. Grzelak	Vice President	Since June	Vice President (since June 2021) of
1971		2021	•	the DFA Fund Complex
			•	ETF Trust
Vice President, Chief Financial Officer and Treasurer (since September 2020) of
			•	DFA Australia Limited
			•	Dimensional Fund Advisors Canada ULC
			•	DFA Securities LLC
			•	Dimensional Advisors Ltd.
			•	Dimensional Fund Advisors LP
			•	Dimensional Fund Advisors Ltd.
			•	Dimensional Fund Advisors Pte. Ltd.
			•	Dimensional Holdings Inc.
			•	Dimensional Hong Kong Limited
			•	Dimensional Investment LLC
Vice President (since March 2021) of
			•	Dimensional Ireland Limited
Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017—2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

106

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eric Hall	Vice President and	Since June	Vice President and Assistant Treasurer (since June 2021) of
1978	Assistant Treasurer	2021	•	the DFA Fund Complex
			•	ETF Trust
Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
			•	Clearwater Analytics
Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at
			•	INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Jeff J. Jeon	Vice President	Since	Vice President (since 2004) and Assistant Secretary (2017-2019) of
1973		2004	•	all the DFA Entities
Vice President (since 2020) of
			•	ETF Trust
Vice President and Assistant Secretary (since 2010) of
			•	Dimensional Cayman Commodity Fund I Ltd.
Joy Lopez	Vice President and	Vice	Vice President (since 2015) of
1971	Assistant Treasurer	President	•	all the DFA Entities
		since 2015 and	Assistant Treasurer (since 2017) of
		Assistant	•	the DFA Fund Complex
		Treasurer	Vice President and Assistant Treasurer (since 2020) of
		since 2017	•	ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for
			•	Dimensional Fund Advisors LP

Kenneth M. Manell	Vice President	Since	Vice President of
1972		2010	•	all the DFA Entities (since 2010)
			•	Dimensional Cayman Commodity Fund I Ltd. (since 2010)
			•	ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer,	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of
	and Treasurer		•	the DFA Fund Complex
			•	ETF Trust

Formerly, Director (May 2019 – January 2021) at
			•	INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
			•	OppenheimerFunds, Inc.

107

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Catherine L. Newell	President and	President	President of
1964	General Counsel	since 2017	•	the DFA Fund Complex (since 2017)
		and	•	ETF Trust (since 2020)
		General Counsel	General Counsel (since 2001) of
		since	•	all the DFA Entities
		2001	Executive Vice President (since 2017) and Secretary (since 2000) of
			•	Dimensional Fund Advisors LP
			•	Dimensional Holdings Inc.
			•	DFA Securities LLC
			•	Dimensional Investment LLC
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
			•	DFA Australia Limited
			•	Dimensional Fund Advisors Ltd.
Vice President and Secretary of
			•	Dimensional Fund Advisors Canada ULC (since 2003)
			•	Dimensional Cayman Commodity Fund I Ltd. (since 2010)
			•	Dimensional Japan Ltd. (since 2012)
			•	Dimensional Advisors Ltd (since 2012)
			•	Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
			•	Dimensional Funds plc (since 2002)
			•	Dimensional Funds II plc (since 2006)
			•	Director of Dimensional Japan Ltd. (since 2012)
			•	Dimensional Advisors Ltd. (since 2012)
			•	Dimensional Fund Advisors Pte. Ltd. (since 2012)
			•	Dimensional Hong Kong Limited (since 2012)
			•	Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of
			•	Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
			•	the DFA Fund Complex
Formerly, Vice President of
			•	Dimensional Fund Advisors LP (1997 – 2017)
			•	Dimensional Holdings Inc. (2006 – 2017)
			•	DFA Securities LLC (1997 – 2017)
			•	Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz	Vice President	Since	Vice President (since September 2021) of
1961		September	•	the DFA Fund Complex
		2021	•	ETF Trust
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:
			•	DFA Securities LLC
			•	Dimensional Fund Advisors LP
			•	Dimensional Holdings Inc.
			•	Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
			•	DFA Australia Limited
			•	Dimensional Fund Advisors Ltd.
			•	Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:
			•	DFA Fund Complex
			•	DFA Securities LLC
			•	Dimensional Fund Advisors LP
			•	Dimensional Holdings Inc.
			•	Dimensional Investment LLC
Formerly, Vice President (2013-2020) of:
			•	DFA Fund Complex
Formerly, Director (2019-2021) of:
			•	Dimensional Ireland Limited

108

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O	Vice President and	Vice	Vice President (since 2010) and Secretary (since 2017) of
1974	Secretary	President	•	the DFA Fund Complex
		since 2010	Vice President and Secretary (since 2020) of
		and Secretary	•	ETF Trust
		since 2017	Vice President (since 2010) and Assistant Secretary (since 2016) of
			•	Dimensional Fund Advisors LP
			•	Dimensional Holdings Inc.
			•	Dimensional Investment LLC
Vice President of
			•	DFA Securities LLC (since 2010)
			•	Dimensional Cayman Commodity Fund I Ltd. (since 2010)
			•	Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson	Chief Compliance	Since	Chief Compliance Officer (since 2020)
1980	Officer	August	•	all the DFA Funds
		2020	•	ETF Trust
Vice President (since 2016) of
			•	DFA Securities LLC
			•	Dimensional Fund Advisors LP
			•	Dimensional Holdings Inc.
			•	Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer
			•	Dimensional Investment Advisors LP (January 2020 – August
2020 and July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex-
Japan
			•	Dimensional Investment Advisors LP (April 2017 – January
2020)

Gerard K. O’Reilly	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017	Co-Chief Executive Officer and Chief Investment Officer of
1976			•	all the DFA Entities (since 2017)
			•	Dimensional Fund Advisors Canada ULC (since 2017)
			•	ETF Trust (since 2020)
Director, Chief Investment Officer and Vice President (since 2017) of
			•	DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
			•	Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
			•	Dimensional Cayman Commodity Fund I Ltd.
Director of
			•	Dimensional Funds plc (since 2014)
			•	Dimensional Funds II plc (since 2014)
			•	Dimensional Holdings Inc. (since 2017)
			•	Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of
			•	Dimensional Japan Ltd. (2016 – 2017)
			•	DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
			•	all the DFA Entities
Formerly, Vice President (2007 – 2017) of
			•	all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
			•	Dimensional Fund Advisors Canada ULC
Formerly, Director (2017-2018) of
			•	Dimensional Fund Advisors Pte. Ltd.

109

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James J. Taylor	Vice President and	Since	Vice President and Assistant Treasurer (since 2020) of
1983	Assistant Treasurer	March	•	the DFA Fund Complex
		2020	•	ETF Trust
Vice President (since 2016)
			•	Dimensional Holdings Inc.
			•	Dimensional Fund Advisors LP
			•	Dimensional Investment LLC
			•	DFA Securities LLC
Formerly, Accounting Manager (2015 – 2016)
			•	Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

111

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

							Qualified
							Dividends
							(for						Qualified
	Net						Corporate					Qualified	Short-
	Investment	Short-Term	Long-Term				Dividends	Qualified	U.S.	Foreign	Foreign	Net	Term
DFA Investment	Income	Capital Gain	Capital Gain	Return of	Tax-Exempt	Total	Received	Dividend	Government	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Capital	Interest	Distributions	Deduction) (1)	Income (2)	Interest (3)	Credit (4)	Income (5)	Income (6)	Gain (7)
U.S. Social Core Equity 2 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Sustainability Targeted Value Portfolio	82%	14%	4%	—	—	100%	100%	23%	—	—	—	—	100%
International Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	84%	—	8%	84%	—	—
International Social Core Equity Portfolio	100%	—	—	—	—	100%	—	80%	—	7%	78%	—	—
Emerging Markets Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	54%	—	11%	87%	—	—
Emerging Markets Social Core Equity Portfolio	100%	—	—	—	—	100%	—	60%	—	9%	86%	—	—
Global Social Core Equity Portfolio	69%	—	31%	—	—	100%	—	100%	—	4%	50%	—	—
DFA Social Fixed Income Portfolio	92%	—	8%	—	—	100%	—	—	50%	—	—	100%	—
DFA Global Sustainability Fixed Income Portfolio	88%	3%	9%	—	—	100%	—	—	100%	—	—	100%	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

112

DFA103121-014A 00267819

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

World ex U.S. Targeted Value Portfolio

Dimensional Investment Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio II

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler CO-CHIEF EXECUTIVE OFFICER	Gerard O’Reilly CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

SA	Special Assessment

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.

Financial Highlights

(A)	Computed using average share outstanding.
(B)	Represents the combined ratio for the Portfolio and its pro-rata share of its Master Fund through October 15, 2021.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World ex U.S. Targeted Value Portfolio vs.

MSCI All Country World ex USA Small Cap Index (net dividends)

November 1, 2012-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

2

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

3

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

World ex U.S. Targeted Value Portfolio

The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 5,360 securities in 43 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

4

For the 12 months ended October 31, 2021, total returns were 42.81% for the Portfolio and 38.83% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks in developed ex U.S. and emerging markets, the Portfolio’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,011.50	0.55%	$2.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.43	0.55%	$2.80

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIO

World ex U.S. Targeted Value Portfolio

Communication Services	3.9%
Consumer Discretionary	12.5%
Consumer Staples	5.4%
Energy	5.0%
Financials	17.5%
Health Care	3.7%
Industrials	21.3%
Information Technology	6.8%
Materials	16.7%
Real Estate	4.9%
Utilities	2.3%

100.0%

7

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.9%)
AUSTRALIA — (4.9%)
OZ Minerals Ltd.	93,280	$1,774,355	0.2%
Other Securities		36,327,202	4.7%

TOTAL AUSTRALIA		38,101,557	4.9%

AUSTRIA — (0.9%)
Erste Group Bank AG	35,387	1,517,596	0.2%
Raiffeisen Bank International AG	46,243	1,351,217	0.2%
voestalpine AG	34,921	1,326,337	0.2%
Other Securities		2,638,612	0.3%

TOTAL AUSTRIA		6,833,762	0.9%

BELGIUM — (1.1%)
Ageas SA	41,644	2,025,884	0.3%
Other Securities		6,622,281	0.8%

TOTAL BELGIUM		8,648,165	1.1%

BRAZIL — (1.0%)
Other Securities		7,352,025	0.9%

CANADA — (7.4%)
AltaGas Ltd.	70,673	1,463,027	0.2%
ARC Resources Ltd.	142,602	1,367,716	0.2%
iA Financial Corp., Inc.	24,644	1,457,811	0.2%
Shaw Communications, Inc., Class B	49,246	1,420,255	0.2%
Teck Resources Ltd., Class B	76,113	2,123,553	0.3%
Tourmaline Oil Corp.	71,093	2,569,481	0.3%
West Fraser Timber Co. Ltd.	20,594	1,648,884	0.2%
Other Securities		44,965,737	5.8%

TOTAL CANADA		57,016,464	7.4%

CHILE — (0.1%)
Other Securities		816,463	0.1%

CHINA — (7.8%)
Other Securities		60,540,022	7.8%

COLOMBIA — (0.0%)
Other Securities		304,870	0.0%

DENMARK — (2.0%)
Danske Bank AS	118,281	2,001,506	0.3%
Pandora AS	19,199	2,686,623	0.3%
Other Securities		10,867,086	1.4%

TOTAL DENMARK		15,555,215	2.0%

FINLAND — (1.7%)
Stora Enso Oyj, Class R	153,018	2,546,146	0.3%
Wartsila OYJ Abp	99,593	1,381,184	0.2%

8

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (Continued)
Other Securities		$8,895,902	1.2%

TOTAL FINLAND		12,823,232	1.7%

FRANCE — (4.3%)
Arkema SA	14,173	1,938,781	0.3%
Bouygues SA	57,680	2,336,923	0.3%
Carrefour SA	164,313	2,974,699	0.4%
Eiffage SA	17,749	1,826,819	0.2%
Faurecia SE	26,729	1,396,002	0.2%
* Renault SA	40,848	1,471,920	0.2%
Rexel SA	82,278	1,635,374	0.2%
SCOR SE	44,209	1,488,302	0.2%
Other Securities		18,447,705	2.3%

TOTAL FRANCE		33,516,525	4.3%

GERMANY — (4.7%)
* Commerzbank AG	248,787	1,816,861	0.2%
Covestro AG	45,722	2,927,974	0.4%
Evonik Industries AG	51,214	1,659,375	0.2%
GEA Group AG	33,066	1,628,539	0.2%
KION Group AG	14,834	1,620,299	0.2%
Other Securities		26,868,680	3.5%

TOTAL GERMANY		36,521,728	4.7%

GREECE — (0.1%)
Other Securities		924,680	0.1%

HONG KONG — (1.8%)
New World Development Co. Ltd.	335,000	1,453,039	0.2%
Other Securities		12,392,942	1.6%

TOTAL HONG KONG		13,845,981	1.8%

HUNGARY — (0.0%)
Other Security		9,822	0.0%

INDIA — (4.0%)
Other Securities		31,171,244	4.0%

INDONESIA — (0.5%)
Other Securities		3,891,457	0.5%

IRELAND — (0.5%)
Other Securities		3,704,703	0.5%

ISRAEL — (1.1%)
Other Securities		8,368,475	1.1%

ITALY — (2.7%)
* Mediobanca Banca di Credito Finanziario SpA	153,011	1,825,838	0.3%
Other Securities		19,037,689	2.4%

TOTAL ITALY		20,863,527	2.7%

9

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (15.4%)
Other Securities		$119,271,798	15.4%

MALAYSIA — (0.5%)
Other Securities		3,689,742	0.5%

MEXICO — (0.6%)
Other Securities		4,393,903	0.6%

NETHERLANDS — (1.9%)
ABN AMRO Bank NV	106,397	1,564,856	0.2%
ASR Nederland NV	40,090	1,873,975	0.3%
Signify NV	30,082	1,457,665	0.2%
Other Securities		9,643,098	1.2%

TOTAL NETHERLANDS		14,539,594	1.9%

NEW ZEALAND — (0.4%)
Other Securities		3,010,910	0.4%

NORWAY — (0.8%)
Other Securities		5,808,156	0.8%

PHILIPPINES — (0.2%)
Other Securities		1,420,218	0.2%

POLAND — (0.4%)
Other Securities		2,737,875	0.4%

PORTUGAL — (0.3%)
Other Securities		2,501,583	0.3%

QATAR — (0.2%)
Other Securities		1,356,734	0.2%

RUSSIA — (0.2%)
Other Securities		1,768,272	0.2%

SAUDI ARABIA — (0.8%)
Other Securities		6,256,569	0.8%

SINGAPORE — (0.6%)
Other Securities		4,506,234	0.6%

SOUTH AFRICA — (1.3%)
Other Securities		9,950,622	1.3%

SOUTH KOREA — (4.8%)
Other Securities		37,409,732	4.8%

SPAIN — (1.3%)
Other Securities		10,323,216	1.3%

SWEDEN — (2.6%)
Other Securities		19,693,997	2.5%

10

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.5%)
Adecco Group AG	28,434	$1,432,506	0.2%
Baloise Holding AG	14,424	2,298,609	0.3%
Julius Baer Group Ltd.	22,070	1,596,369	0.2%
Swatch Group AG	5,346	1,471,457	0.2%
Swiss Life Holding AG	8,166	4,479,592	0.6%
Swiss Prime Site AG	16,803	1,708,299	0.2%
Other Securities		21,707,707	2.8%

TOTAL SWITZERLAND		34,694,539	4.5%

TAIWAN — (5.3%)
Other Securities		40,859,075	5.3%

THAILAND — (0.7%)
Other Securities		5,632,336	0.7%

TURKEY — (0.2%)
Other Securities		1,281,883	0.2%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		1,637,691	0.2%

UNITED KINGDOM — (9.1%)
Abrdn Plc	472,098	1,641,058	0.2%
Barratt Developments PLC	163,164	1,481,215	0.2%
Bellway PLC	38,125	1,729,879	0.2%
Berkeley Group Holdings PLC	25,424	1,516,492	0.2%
DS Smith PLC	320,646	1,682,004	0.2%
J Sainsbury PLC	413,448	1,693,425	0.2%
Man Group PLC	421,779	1,339,661	0.2%
* Meggitt PLC	160,054	1,643,244	0.2%
Melrose Industries PLC	822,434	1,774,439	0.2%
Taylor Wimpey PLC	724,219	1,532,309	0.2%
Other Securities		54,500,003	7.1%

TOTAL UNITED KINGDOM		70,533,729	9.1%

UNITED STATES — (0.0%)
Other Security		98,217	0.0%

TOTAL COMMON STOCKS		764,186,542	98.7%

PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
Other Security		3,921	0.0%

BRAZIL — (0.1%)
Other Securities		854,804	0.1%

COLOMBIA — (0.0%)
Other Security		80,652	0.0%

GERMANY — (0.3%)
Other Securities		2,376,657	0.3%

11

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$19,673	0.0%

SOUTH KOREA — (0.0%)
Other Security		33,031	0.0%

THAILAND — (0.0%)
Other Security		56,706	0.0%

TOTAL PREFERRED STOCKS		3,425,444	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Security		449	0.0%

CANADA — (0.0%)
Other Security		25,832	0.0%

NEW ZEALAND — (0.0%)
Other Security		1,329	0.0%

PORTUGAL — (0.0%)
Other Security		578	0.0%

SOUTH KOREA — (0.0%)
Other Securities		1,287	0.0%

SPAIN — (0.0%)
Other Security		12,952	0.0%

TAIWAN — (0.0%)
Other Securities		929	0.0%

THAILAND — (0.0%)
Other Securities		55,227	0.0%

TOTAL RIGHTS/WARRANTS		98,583	0.0%

TOTAL INVESTMENT SECURITIES (Cost $676,407,653)		767,710,569

		Value†

SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	443,814	5,134,932	0.7%

TOTAL INVESTMENTS — (100.0%) (Cost $681,541,575)		$772,845,501	99.8%

12

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2021, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	12/17/21	$1,562,741	$1,608,950	$46,209

Total Futures Contracts			$1,562,741	$1,608,950	$46,209

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$38,101,557	—	$38,101,557
Austria	—	6,833,762	—	6,833,762
Belgium	$241,068	8,407,097	—	8,648,165
Brazil	7,352,025	—	—	7,352,025
Canada	56,898,445	118,019	—	57,016,464
Chile	3,105	813,358	—	816,463
China	2,250,033	57,432,324	$857,665	60,540,022
Colombia	304,870	—	—	304,870
Denmark	—	15,555,215	—	15,555,215
Finland	—	12,823,232	—	12,823,232
France	—	33,516,525	—	33,516,525
Germany	571,526	35,950,202	—	36,521,728
Greece	—	924,680	—	924,680
Hong Kong	258,081	13,562,738	25,162	13,845,981
Hungary	—	9,822	—	9,822
India	23,762	31,147,294	188	31,171,244
Indonesia	—	3,871,972	19,485	3,891,457
Ireland	—	3,704,703	—	3,704,703
Israel	409,836	7,958,639	—	8,368,475
Italy	789,068	20,074,459	—	20,863,527
Japan	720,515	118,551,283	—	119,271,798
Malaysia	—	3,689,742	—	3,689,742
Mexico	4,304,332	89,571	—	4,393,903
Netherlands	586,149	13,953,445	—	14,539,594
New Zealand	—	3,010,910	—	3,010,910
Norway	—	5,808,156	—	5,808,156
Philippines	—	1,420,218	—	1,420,218
Poland	—	2,737,875	—	2,737,875
Portugal	—	2,501,583	—	2,501,583
Qatar	—	1,356,734	—	1,356,734
Russia	1,488,661	279,611	—	1,768,272
Saudi Arabia	—	6,256,569	—	6,256,569
Singapore	—	4,480,771	25,463	4,506,234
South Africa	226,692	9,723,930	—	9,950,622
South Korea	—	37,383,062	26,670	37,409,732
Spain	—	10,323,216	—	10,323,216
Sweden	84,991	19,609,006	—	19,693,997
Switzerland	215,815	34,478,724	—	34,694,539
Taiwan	—	40,854,639	4,436	40,859,075
Thailand	5,632,336	—	—	5,632,336

13

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Turkey	—	$1,281,883	—	$1,281,883
United Arab Emirates	—	1,637,691	—	1,637,691
United Kingdom	$1,006,889	69,526,840	—	70,533,729
United States	98,217	—	—	98,217
Preferred Stocks
Australia	—	3,921	—	3,921
Brazil	854,804	—	—	854,804
Colombia	80,652	—	—	80,652
Germany	—	2,376,657	—	2,376,657
Philippines	—	19,673	—	19,673
South Korea	—	33,031	—	33,031
Thailand	56,706	—	—	56,706
Rights/Warrants
Austria	—	449	—	449
Canada	—	25,832	—	25,832
New Zealand	—	1,329	—	1,329
Portugal	—	578	—	578
South Korea	—	1,287	—	1,287
Spain	—	12,952	—	12,952
Taiwan	—	929	—	929
Thailand	—	55,227	—	55,227
Securities Lending Collateral	—	5,134,932	—	5,134,932
Futures Contracts**	46,209	—	—	46,209

TOTAL	$84,504,787	$687,427,854	$959,069^	$772,891,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

World ex U.S. Targeted Value Portfolio*
ASSETS:
Investment Securities at Value (including $12,661 of securities on loan, respectively)	$767,711
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,134)	5,135
Segregated Cash for Futures Contracts	81
Foreign Currencies at Value	1,370
Cash	3,176
Receivables:
Investment Securities Sold	2,186
Dividends, Interest and Tax Reclaims	2,563
Securities Lending Income	40
Fund Shares Sold	196
Futures Margin Variation	3
Prepaid Expenses and Other Assets	18

Total Assets	782,479

LIABILITIES:
Payables:
Upon Return of Securities Loaned	5,134
Investment Securities Purchased	1,517
Fund Shares Redeemed	22
Due to Advisor	294
Unrealized Loss on Foreign Currency Contracts	2
Deferred Taxes Payable	963
Accrued Expenses and Other Liabilities	223

Total Liabilities	8,155

NET ASSETS	$774,324

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	50,653,440

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.29

Investment Securities at Cost	$676,408

Foreign Currencies at Cost	$1,252

NET ASSETS CONSIST OF:
Paid-In Capital	$645,038
Total Distributable Earnings (Loss)	129,286

NET ASSETS	$774,324

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

World ex U.S. Targeted Value Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,094)	$19,269
Income from Securities Lending	340

Total Investment Income	19,609

Fund Expenses
Investment Management Fees	3,369
Accounting & Transfer Agent Fees	172
Custodian Fees	212
Filing Fees	72
Shareholders’ Reports	21
Directors’/Trustees’ Fees & Expenses	8
Professional Fees	37
Other	29

Total Fund Expenses	3,920

Fees Paid Indirectly (Note C)	1

Net Expenses	3,919

Net Investment Income (Loss)	15,690

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	42,367
Futures	81
Foreign Currency Transactions	(148)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	161,265
Affiliated Investment Companies Shares	1
Futures	46
Translation of Foreign Currency-Denominated Amounts	(40)

Net Realized and Unrealized Gain (Loss)	203,572

Net Increase (Decrease) in Net Assets Resulting from Operations	$219,262

**	Net of foreign capital gain taxes withheld of $341.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,690	$10,003
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	42,367	(3,499)
Affiliated Investment Companies Shares Sold	—	1
Futures	81	620
Foreign Currency Transactions	(148)	(39)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	161,265	(57,660)
Affiliated Investment Companies Shares	1	—
Futures	46	—
Translation of Foreign Currency-Denominated Amounts	(40)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	219,262	(50,571)

Distributions:
Institutional Class Shares	(13,862)	(14,025)
Capital Share Transactions (1):
Shares Issued	137,451	398,401
Shares Issued in Lieu of Cash Distributions	13,840	14,004
Shares Redeemed	(90,425)	(372,797)

Net Increase (Decrease) from Capital Share Transactions	60,866	39,608

Total Increase (Decrease) in Net Assets	266,266	(24,988)
Net Assets
Beginning of Year	508,058	533,046

End of Year	$774,324	$508,058

(1) Shares Issued and Redeemed:
Shares Issued	9,413	41,119
Shares Issued in Lieu of Cash Distributions	921	1,198
Shares Redeemed	(6,235)	(38,566)

Net Increase (Decrease) from Shares Issued and Redeemed	4,099	3,751

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $341.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$10.91	$12.45	$12.52	$15.06	$12.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.23	0.32	0.31	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	4.34	(1.45)	0.26	(2.29)	3.01

Total from Investment Operations	4.66	(1.22)	0.58	(1.98)	3.29

Less Distributions:
Net Investment Income	(0.28)	(0.21)	(0.29)	(0.30)	(0.27)
Net Realized Gains	—	(0.11)	(0.36)	(0.26)	—

Total Distributions	(0.28)	(0.32)	(0.65)	(0.56)	(0.27)

Net Asset Value, End of Year	$15.29	$10.91	$12.45	$12.52	$15.06

Total Return	42.81%	(9.96%)	4.99%	(13.56%)	27.61%

Net Assets, End of Year (thousands)	$774,324	$508,058	$533,046	$460,155	$466,504
Ratio of Expenses to Average Net Assets *	0.55%	0.64%	0.68%	0.66%	0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.55%	0.64%	0.69%	0.66%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.02%	2.58%	2.08%	2.04%
Portfolio Turnover Rate	28%	22%	27%	24%	17%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, one of which, World ex U.S. Targeted Value Portfolio (the “Portfolio”), is included in this section of the report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities

19

exchanges and the pricing of the Portfolio’s shares (at the close of the NYSE), the Portfolio will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Portfolio’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Portfolio uses fair value pricing, the values assigned to the Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio, and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a

20

Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio may be subject to taxes imposed by countries in which they invest with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

World ex U.S. Targeted Value Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

World ex U.S. Targeted Value Portfolio	0.47	%*

*	Effective as of February 28, 2021, the management fee payable by the World ex U.S. Targeted Value Portfolio was reduced from 0.53% to 0.45%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the World ex U.S. Targeted Value Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2021, the World ex U.S. Targeted Value Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of the Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the World ex U.S. Targeted Value Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of

21

recovery. The Advisor shall also not be reimbursed for any management fees previously waived to offset the World ex U.S. Targeted Value Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
World ex U.S. Targeted Value Portfolio (1)	0.80%	0.45%	—	—	—

(1)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.45% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
World ex U.S. Targeted Value Portfolio	$1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

World ex U.S. Targeted Value Portfolio	$9

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolio made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
World ex U.S. Targeted Value Portfolio	$259,219	$192,533

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Other Investment Securities
Purchases	Sales

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,599	$22,586	$21,051	—	$1	$5,135	444	$2	—

Total	$3,599	$22,586	$21,051	—	$1	$5,135	444	$2	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” net foreign currency gains/losses, non deductible expenses, foreign capital gains tax, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Targeted Value Portfolio
2020	$9,362	$4,663	—	$14,025
2021	13,860	—	—	13,860

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As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
World ex U.S. Targeted Value Portfolio	$(1,785)	$(694)	$(2,479)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
World ex U.S. Targeted Value Portfolio	$3,096	$36,223	$89,973	$129,292

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

World ex U.S. Targeted Value Portfolio	$3,451

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
World ex U.S. Targeted Value Portfolio	$682,005	$146,350	$(55,394)	$90,956

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and investments in passive foreign investment companies.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Forward Currency Contracts: The World ex U.S. Targeted Value Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amount in thousands):

Futures*
World ex U.S. Targeted Value Portfolio	$810

*	Average Notional Value of futures contracts

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Equity Contracts *,(1)
World ex U.S. Targeted Value Portfolio	$46	$46

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
World ex U.S. Targeted Value Portfolio	$81	$81

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
World ex U.S. Targeted Value Portfolio	$46	$46

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the

26

line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
World ex U.S. Targeted Value Portfolio	0.83%	$361	13	—	$662	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolio complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2021, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
World ex U.S. Targeted Value Portfolio	$14,619	$26,333	$(1,381)

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J. Securities Lending:

As of October 31, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. Additionally, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
World ex U.S. Targeted Value Portfolio	$8,729

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the ‘‘Money Market Series’’), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions World ex U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	$5,134	—	—	—	$5,134

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K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

N. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

29

	Number of Shareholders	Approximate Percentage of Outstanding Shares
World ex U.S. Targeted Value Portfolio	3	97%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolio have divested of all publicly traded securities identified as CMIC’s listed in the Order.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of World ex U.S. Targeted Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings of World ex U.S. Targeted Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021, and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Tax-Managed U.S. Marketwide Value Portfolio II vs.

Russell 3000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Tax-Managed U.S. Marketwide Value Portfolio II

The Tax-Managed U.S. Marketwide Value Portfolio II invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of the U.S. market. As of October 31, 2021, the Portfolio held approximately 1,050 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 47.30% for the Portfolio and 44.97% for the Russell 3000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Master Fund’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Master Fund’s emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as small-cap stocks outperformed large-cap stocks. Additionally, the Master Fund’s exclusion of highly regulated utilities contributed positively to relative performance, as utilities generally underperformed.

33

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio II
Actual Fund Return	$1,000.00	$1,049.50	0.23%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

34

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

Tax-Managed U.S. Marketwide Value Portfolio II

Communication Services	12.6%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	6.4%
Financials	22.8%
Health Care	18.3%
Industrials	14.4%
Information Technology	7.9%
Materials	3.8%
Real Estate	0.3%
Utilities	0.1%

100.0%

35

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (12.4%)
Activision Blizzard, Inc.	496,359	$38,810,310	0.5%
AT&T, Inc.	6,688,245	168,945,069	2.0%
#* Charter Communications, Inc., Class A	339,394	229,053,617	2.8%
Comcast Corp., Class A	5,581,653	287,064,414	3.5%
* T-Mobile U.S., Inc.	282,437	32,488,728	0.4%
Verizon Communications, Inc.	1,061,429	56,245,123	0.7%
* Walt Disney Co.	589,605	99,684,517	1.2%
Other Securities		133,126,119	1.5%

TOTAL COMMUNICATION SERVICES		1,045,417,897	12.6%

CONSUMER DISCRETIONARY — (7.0%)
* Ford Motor Co.	2,621,330	44,772,316	0.6%
* General Motors Co.	1,095,598	59,633,399	0.7%
Target Corp.	259,962	67,491,334	0.8%
Other Securities		419,072,993	5.0%

TOTAL CONSUMER DISCRETIONARY		590,970,042	7.1%

CONSUMER STAPLES — (6.2%)
Archer-Daniels-Midland Co.	750,362	48,203,255	0.6%
Mondelez International, Inc., Class A	2,081,099	126,405,953	1.5%
Tyson Foods, Inc., Class A	405,030	32,390,249	0.4%
Walmart, Inc.	1,115,621	166,696,090	2.0%
Other Securities		144,644,114	1.7%

TOTAL CONSUMER STAPLES		518,339,661	6.2%

ENERGY — (6.3%)
Chevron Corp.	769,113	88,055,747	1.1%
ConocoPhillips	1,439,649	107,239,454	1.3%
Exxon Mobil Corp.	1,058,240	68,224,733	0.8%
Marathon Petroleum Corp.	1,004,662	66,237,366	0.8%
Phillips 66	723,574	54,108,864	0.7%
Valero Energy Corp.	605,899	46,854,170	0.6%
Other Securities		100,438,700	1.1%

TOTAL ENERGY		531,159,034	6.4%

FINANCIALS — (22.5%)
Bank of America Corp.	5,929,137	283,294,166	3.4%
* Berkshire Hathaway, Inc., Class B	428,203	122,898,543	1.5%
Capital One Financial Corp.	333,920	50,431,938	0.6%
Citigroup, Inc.	1,441,183	99,672,216	1.2%
Goldman Sachs Group, Inc.	198,993	82,253,757	1.0%
JPMorgan Chase & Co.	2,146,505	364,669,734	4.4%
Morgan Stanley	1,127,557	115,890,308	1.4%
PNC Financial Services Group, Inc.	158,525	33,453,531	0.4%
Wells Fargo & Co.	1,288,810	65,935,520	0.8%
Other Securities		672,975,582	8.0%

TOTAL FINANCIALS		1,891,475,295	22.7%

HEALTH CARE — (18.1%)
Abbott Laboratories	915,297	117,972,630	1.4%

36

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Anthem, Inc.	504,640	$219,584,003	2.6%
Bristol-Myers Squibb Co.	676,465	39,505,556	0.5%
Cigna Corp.	285,386	60,961,303	0.7%
CVS Health Corp.	1,510,745	134,879,314	1.6%
Danaher Corp.	375,873	117,185,925	1.4%
Humana, Inc.	198,071	91,738,564	1.1%
Medtronic PLC	814,175	97,587,016	1.2%
Pfizer, Inc.	3,696,959	161,704,987	1.9%
Thermo Fisher Scientific, Inc.	435,609	275,770,990	3.3%
UnitedHealth Group, Inc.	91,816	42,278,514	0.5%
Other Securities		162,901,715	2.1%

TOTAL HEALTH CARE		1,522,070,517	18.3%

INDUSTRIALS — (14.2%)
CSX Corp.	3,024,000	109,378,080	1.3%
Eaton Corp. PLC	265,270	43,705,885	0.5%
FedEx Corp.	144,562	34,048,688	0.4%
Norfolk Southern Corp.	545,229	159,779,358	1.9%
Raytheon Technologies Corp.	360,043	31,993,421	0.4%
Republic Services, Inc.	429,755	57,845,023	0.7%
Trane Technologies PLC	213,109	38,557,811	0.5%
Union Pacific Corp.	258,814	62,477,700	0.8%
Other Securities		655,684,085	7.8%

TOTAL INDUSTRIALS		1,193,470,051	14.3%

INFORMATION TECHNOLOGY — (7.8%)
Intel Corp.	4,073,898	199,621,002	2.4%
Micron Technology, Inc.	878,203	60,683,827	0.7%
Other Securities		394,654,444	4.8%

TOTAL INFORMATION TECHNOLOGY		654,959,273	7.9%

MATERIALS — (3.7%)
Other Securities		315,655,557	3.8%

REAL ESTATE — (0.3%)
Other Securities		24,648,307	0.3%

UTILITIES — (0.1%)
Other Securities		10,201,058	0.1%

TOTAL COMMON STOCKS		8,298,366,692	99.7%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		355,259	0.0%

TOTAL PREFERRED STOCKS		355,259	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $3,297,422,465)		8,298,721,951

37

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	11,622,577	$11,622,577	0.1%

SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	9,037,204	104,560,449	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $3,413,604,623)		$8,414,904,977	101.1%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$1,044,917,015	$495,279	$5,603		$1,045,417,897
Consumer Discretionary	590,967,297	—	2,745		590,970,042
Consumer Staples	518,324,271	15,390	—		518,339,661
Energy	531,159,034	—	—		531,159,034
Financials	1,891,456,845	18,450	—		1,891,475,295
Health Care	1,522,070,517	—	—		1,522,070,517
Industrials	1,193,470,051	—	—		1,193,470,051
Information Technology	654,959,273	—	—		654,959,273
Materials	315,655,557	—	—		315,655,557
Real Estate	24,648,307	—	—		24,648,307
Utilities	10,201,058	—	—		10,201,058
Preferred Stocks
Industrials	355,259	—	—		355,259
Temporary Cash Investments	11,622,577	—	—		11,622,577
Securities Lending Collateral	—	104,560,449	—		104,560,449

TOTAL	$8,309,807,061	$105,089,568	$8,348	^	$8,414,904,977

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

38

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

Tax-Managed U.S. Marketwide Value Portfolio II*
ASSETS:
Investment Securities at Value (including $275,303 of securities on loan, respectively)	$8,298,722
Temporary Cash Investments at Value & Cost	11,623
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $104,560)	104,560
Receivables:
Investment Securities Sold	123
Dividends and Interest	11,367
Securities Lending Income	56
Fund Shares Sold	3,430
Prepaid Expenses and Other Assets	48

Total Assets	8,429,929

LIABILITIES:
Payables:
Upon Return of Securities Loaned	104,565
Fund Shares Redeemed	1,608
Due to Advisor	1,750
Line of Credit	1
Accrued Expenses and Other Liabilities	1,233

Total Liabilities	109,157

NET ASSETS	$8,320,772

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	229,094,506

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$36.32

Investment Securities at Cost	$3,297,422

NET ASSETS CONSIST OF:
Paid-In Capital	$6,887,818
Total Distributable Earnings (Loss)	1,432,954

NET ASSETS	$8,320,772

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

39

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

Tax-Managed U.S. Marketwide Value Portfolio II*#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $5)	$38,984
Income from Securities Lending	132
Expenses Allocated from Affiliated Investment Companies	(4,189)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	34,927

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	3,881
Income from Securities Lending	24

Total Fund Investment Income	3,905

Fund Expenses
Investment Management Fees	4,631
Accounting & Transfer Agent Fees	416
Filing Fees	68
Shareholders’ Reports	36
Directors’/Trustees’ Fees & Expenses	15
Professional Fees	60
Other	9

Total Fund Expenses	5,235

Fees Waived, Expenses Reimbursed by Advisor (Note C)	3,991

Net Expenses	1,244

Net Investment Income (Loss)	37,588

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	582
Affiliated Investment Companies Shares Sold	2
Transactions Allocated from Affiliated Investment Company**	16,928
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,450,001
Affiliated Investment Companies Shares	1
Transactions Allocated from Affiliated Investment Company	(705,400)

Net Realized and Unrealized Gain (Loss)	762,114

Net Increase (Decrease) in Net Assets Resulting from Operations	$799,702

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company) through October 15, 2021.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

40

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio II***
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,588	$36,566
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	582	—
Affiliated Investment Companies Shares Sold	2	—
Transactions Allocated from Affiliated Investment Company*,**	16,928	(20,853)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,450,001	—
Affiliated Investment Companies Shares	1	—
Transactions Allocated from Affiliated Investment Company	(705,400)	(217,306)

Net Increase (Decrease) in Net Assets Resulting from Operations	799,702	(201,593)

Distributions:
Institutional Class Shares	(33,697)	(66,848)
Capital Share Transactions (1):
Shares Issued	619,168	403,420
Shares Issued in Reorganization	5,546,391	—
Shares Issued in Lieu of Cash Distributions	33,496	66,425
Shares Redeemed	(208,075)	(554,638)

Net Increase (Decrease) from Capital Share Transactions	5,990,980	(84,793)

Total Increase (Decrease) in Net Assets	6,756,985	(353,234)
Net Assets
Beginning of Year	1,563,787	1,917,021

End of Year	$8,320,772	$1,563,787

(1) Shares Issued and Redeemed:
Shares Issued	17,677	17,397
Shares Issued in Reorganization	154,324	—
Shares Issued in Lieu of Cash Distributions	1,005	2,488
Shares Redeemed	(6,307)	(24,188)

Net Increase (Decrease) from Shares Issued and Redeemed	166,699	(4,303)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company) through October 15, 2021.

See accompanying Notes to Financial Statements.

41

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio II
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$25.06	$28.74	$28.02	$28.30	$24.36

Income from Investment Operations (A)
Net Investment Income (Loss)	0.54	0.57	0.60	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	11.26	(3.22)	1.66	0.63	4.84

Total from Investment Operations	11.80	(2.65)	2.26	1.21	5.38

Less Distributions:
Net Investment Income	(0.54)	(0.55)	(0.56)	(0.54)	(0.53)
Net Realized Gains	—	(0.48)	(0.98)	(0.95)	(0.91)

Total Distributions	(0.54)	(1.03)	(1.54)	(1.49)	(1.44)

Net Asset Value, End of Year	$36.32	$25.06	$28.74	$28.02	$28.30

Total Return	47.30%	(9.41%)	8.82%	4.27%	22.59%

Net Assets, End of Year (thousands)	$8,320,772	$1,563,787	$1,917,021	$1,841,678	$1,815,437
Ratio of Expenses to Average Net Assets (B)	0.23%	0.24%	0.24%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.41%	0.44%	0.44%	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.62%	2.18%	2.18%	1.98%	2.01%
Portfolio Turnover Rate	0%	N/A	N/A	N/A	N/A

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

42

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, Tax-Managed U.S. Marketwide Value Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

On October 15, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II (the “Acquiring Portfolio”) acquired substantially all of the assets of the Tax-Managed U.S. Marketwide Value Portfolio (the “Target Portfolio”), a series of DFA Investment Dimensions Group Inc., pursuant to an agreement and plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Acquiring Portfolio and the Target Portfolio since they each invested substantially all of their assets in The Tax-Managed U.S. Marketwide Value Series (the “Master Fund”), a series of The DFA Investment Trust Company.

The Reorganization was accomplished by a tax-free exchange of 154,323,612 shares of the Acquiring Portfolio for 166,436,689 shares of the Target Portfolio. The Target Portfolio had net assets immediately before the Reorganization of $5,981,618,109, including $3,551,301,699 of unrealized appreciation, which were combined with the Acquiring Portfolio’s net assets. Immediately before the Reorganization, the Acquiring Portfolio’s net assets were $2,251,324,649, and immediately after the Reorganization, the Acquiring Portfolio’s net assets were $8,232,942,759. The Acquiring Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to the Reorganization.

Assuming that the Reorganization had been completed on November 1, 2020, the Acquiring Portfolio’s pro forma results of operations for the fiscal year ended October 31, 2021 would have been as follows (amounts in thousands):

Net Investment Income	$121,252
Net Realized Gain (Loss)	62,416
Change in Unrealized Appreciation (Depreciation)	4,293,277
Net Increase (Decrease) in Net Assets Resulting from Operations	4,476,945

Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Target Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since the Reorganization.

In addition, effective October 18, 2021, Tax-Managed U.S. Marketwide Value Portfolio II simplified its operations by discontinuing the master-feeder structure and no longer investing substantially all of its assets in the Master Fund. On October 15, 2021 the Portfolio received its pro-rata share of cash and securities from the Master Fund in a complete liquidation of its interest in the Master Fund. Effective October 18, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II invests directly in securities rather than through the Master Fund and maintains the same investment objective.

On October 29, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II also notified shareholders that the Board of Directors of the Fund approved converting the Portfolio into an exchange-traded fund (“ETF”) by the reorganization of the Portfolio into a corresponding ETF, the Dimensional US Marketwide Value ETF, which will be a newly created series of the Dimensional ETF Trust. A Prospectus/Information Statement with respect to the reorganization will be mailed before the consummation of the reorganization to holders of the Portfolio’s shares as of the record date.

43

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

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Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio II	0.20%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the year ended October 31, 2021, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Tax-Managed U.S. Marketwide Value Portfolio II	0.20%	—	$3,991	—

Effective October 18, 2021, the Portfolio changed its investment structure from a master-feeder structure to a stand-alone structure that invests directly in portfolio securities.

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio II	$387

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolio made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
Tax-Managed U.S. Marketwide Value Portfolio II*	$433	$673

*	For the period October 18, 2021, when the Portfolio discontinued operating as a master feeder structure and began investing directly in securities, through October 31, 2021.

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Tax-Managed U.S. Marketwide Value Portfolio II
The DFA Short Term Investment Fund	—	$158,355	$53,798	$2	$1	$104,560	9,037	$1	—

Total	—	$158,355	$53,798	$2	$1	$104,560	9,037	$1	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Tax-Managed U.S. Marketwide Value Portfolio II
2020	$34,911	$31,937	—	$66,848
2021	33,697	—	—	33,697

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio II	$(436)	—	$(436)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows

(amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio II	$6,752	—	$(25,956)	$1,452,824	$1,433,620

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Tax-Managed U.S. Marketwide Value Portfolio II	$25,956	$25,956

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio II	$3,410,781	$5,055,737	$(51,613)	$5,004,124

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2021.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

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H. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolio complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2021, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Tax-Managed U.S. Marketwide Value Portfolio II	—	$258	$249

I. Securities Lending:

As of October 31, 2021, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Tax-Managed U.S. Marketwide Value Portfolio II	$176,430

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Tax-Managed U.S. Marketwide Value Portfolio II
Common Stocks, Preferred Stocks	$104,565	—	—	—	$104,565

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

M. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio II	3	91%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of Tax-Managed U.S. Marketwide Value Portfolio II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Tax-Managed U.S. Marketwide Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within

54

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
the fund complex) (14 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust—Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None

55

2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

56

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities (since 2001)
• DFA Australia Limited (since 2002)
• Dimensional Fund Advisors Ltd. (since 2002)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• ETF Trust (since 2020)
Director, Vice President and Assistant Secretary (since 2003) of
• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019)
		2019	• ETF Trust (since 2020)
Vice President (since January 2018) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

David P. Butler	Co-Chief	Since	Co-Chief Executive Officer of
1964	Executive Officer	2017	• all the DFA Entities (since 2017)
• ETF Trust (since 2020)
Director (since 2017) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors Canada ULC
• Dimensional Japan Ltd.
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Ltd.
• DFA Australia Limited
Director and Co-Chief Executive Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Head of Global Financial Advisor Services (since 2007) for
• Dimensional Fund Advisors LP
Formerly, Vice President (2007 – 2017) of
• all the DFA Entities

Stephen A. Clark	Executive Vice	Since	Executive Vice President of
1972	President	2017	• all the DFA Entities (since 2017)
• ETF Trust (since 2020)
Director and Vice President (since 2016) of
• Dimensional Japan Ltd.
President and Director (since 2016) of
• Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
• DFA Australia Limited
Director (since 2016) of
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.

57

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
			• Dimensional Hong Kong Limited
			Vice President (since 2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Vice President (2004 – 2017) of
			• all the DFA Entities
			Formerly, Vice President (2010 – 2016) of
			• Dimensional Fund Advisors Canada ULC
			Formerly, Vice President (2016-2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Interim Chief Executive Officer (2019) of
			• Dimensional Fund Advisors Pte. Ltd.
			Formerly, Head of Institutional, North America (2012 – 2013) and Head of
			Global Institutional Services (2014-2018) for
			• Dimensional Fund Advisors LP

Lisa M. Dallmer	Chief Operating	Since June	Chief Operating Officer (since June 2021) of
1972	Officer	2021	• the DFA Fund Complex
			• ETF Trust
			Executive Vice President (since January 2020)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC
			Chief Operating Officer (since December 2019)
			• Dimensional Holdings Inc.
			• Dimensional Fund Advisors LP
			• Dimensional Investment LLC
			• DFA Securities LLC
			Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-
			June 2021) of
			• the DFA Fund Complex
			• ETF Trust
			Formerly, Senior Vice President, Business Operations (March 2019 –
			October 2019) at
			• Delphix Inc.
			Formerly, Chief Operating Officer Global Technology & Operations,
			Managing Director (2014 – 2018) of
			• BlackRock Inc.

Bernard J. Grzelak	Vice President	Since June	Vice President (since June 2021) of
1971		2021	• the DFA Fund Complex
			• ETF Trust
			Vice President, Chief Financial Officer and Treasurer (since September
			2020) of
			• DFA Australia Limited
			• Dimensional Fund Advisors Canada ULC
			• DFA Securities LLC
			• Dimensional Advisors Ltd.
			• Dimensional Fund Advisors LP
			• Dimensional Fund Advisors Ltd.
			• Dimensional Fund Advisors Pte. Ltd.
			• Dimensional Holdings Inc.
			• Dimensional Hong Kong Limited
			• Dimensional Investment LLC
			Vice President (since March 2021) of

58

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Ireland Limited
Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and
Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of
Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC
Formerly, Chief Financial Officer (2017—2020), and Treaurer (2003 – 2017)
of Lord Abbett Family of Funds

Eric Hall	Vice President and	Since June	Vice President and Assistant Treasurer (since June 2021) of
1978	Assistant Treasurer	2021	• the DFA Fund Complex
• ETF Trust
Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
• Clearwater Analytics
Formerly, Assistant Vice President and Assistant Treasurer (March 2015 –
November 2019) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon	Vice President	Since	Vice President (since 2004) and Assistant Secretary (2017-2019) of
1973		2004	• all the DFA Entities
Vice President (since 2020) of
• ETF Trust
Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez	Vice President and	Vice	Vice President (since 2015) of
1971	Assistant Treasurer	President	• all the DFA Entities
		since 2015	Assistant Treasurer (since 2017) of
and
		Assistant	• the DFA Fund Complex
		Treasurer	Vice President and Assistant Treasurer (since 2020) of
		since 2017	• ETF Trust
Formerly, Senior Tax Manager (2013 – 2015) for
• Dimensional Fund Advisors LP

Kenneth M. Manell	Vice President	Since	Vice President of
1972		2010	• all the DFA Entities (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief	Since June	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of
	Financial Officer,	2021	• the DFA Fund Complex
	and Treasurer		• ETF Trust
Formerly, Director (May 2019 – January 2021) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May
2019) at
• OppenheimerFunds, Inc.
Catherine L. Newell	President and	President	President of
1964	General Counsel	since 2017	• the DFA Fund Complex (since 2017)
		and	• ETF Trust (since 2020)
General
		Counsel	General Counsel (since 2001) of
		sincec	• all the DFA Entities
		2001	Executive Vice President (since 2017) and Secretary (since 2000) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC

59

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Investment LLC
Director (since 2002), Vice President (since 1997) and Secretary (since
2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
Director of
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2019)
Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• the DFA Fund Complex
Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz	Vice President	Since	Vice President (since September 2021) of
1961		September	• the DFA Fund Complex
		2021	• ETF Trust
Vice President (since December 2012) and Chief Compliance Officer (since
July 2020) of:
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013-2020) of:
• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President (2013-2020) of:
• DFA Fund Complex
Formerly, Director (2019-2021) of:
• Dimensional Ireland Limited

60

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O	Vice President and	Vice	Vice President (since 2010) and Secretary (since 2017) of
1974	Secretary	President	• the DFA Fund Complex
		since 2010	Vice President and Secretary (since 2020) of
and
		Secretary	• ETF Trust
		since 2017	Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson	Chief Compliance	Since	Chief Compliance Officer (since 2020)
1980	Officer	August	• all the DFA Funds
		2020	• ETF Trust
Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President – Senior Compliance Officer
• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan
• Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly	Co-Chief	Co-Chief	Co-Chief Executive Officer and Chief Investment Officer of
1976	Executive Officer	Executive	• all the DFA Entities (since 2017)
	and Chief	Officer	• Dimensional Fund Advisors Canada ULC (since 2017)
	Investment Officer	and Chief
		Investment	• ETF Trust (since 2020)
		Officer	Director, Chief Investment Officer and Vice President (since 2017) of
		since 2017	• DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of
• Dimensional Japan Ltd.
Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.
Director of
• Dimensional Funds plc (since 2014)
• Dimensional Funds II plc (since 2014)
• Dimensional Holdings Inc. (since 2017)
• Dimensional Ireland Limited (since 2019)
Formerly, Co-Chief Investment Officer of
• Dimensional Japan Ltd. (2016 – 2017)
• DFA Australia Limited (2014 – 2017)
Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
• all the DFA Entities
Formerly, Vice President (2007 – 2017) of
• all the DFA Entities
Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
• Dimensional Fund Advisors Canada ULC
Formerly, Director (2017-2018) of

61

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors Pte. Ltd.
James J. Taylor	Vice President and	Since	Vice President and Assistant Treasurer (since 2020) of
1983	Assistant Treasurer	March	• the DFA Fund Complex
		2020	• ETF Trust
Vice President (since 2016)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC
Formerly, Accounting Manager (2015 – 2016)
• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

62

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

63

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
World ex U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	—	97%	—	14%	96%	—	—
Dimensional Investment Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio II	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

64

DFA103121-002A 00267815

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of October 31, 2021. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED

(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA U.S. Targeted Value Portfolio vs.

Russell 2000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
	75.17%	13.45%	13.50%

VA U.S. Large Value Portfolio vs.

Russell 1000® Value Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
	47.86%	12.08%	13.14%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA International Value Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	50.31%	8.06%	5.97%

VA International Small Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	41.32%	10.55%	9.49%

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA Short-Term Fixed Portfolio vs.

ICE BofA US 6-Month Treasury Bill Index,

ICE BofA 1-Year US Treasury Note Index

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2021 ICE Data Indices, LLC

Average Annual Total Return	One Year	Five Years	Ten Years
	0.01%	1.14%	0.80%

VA Global Bond Portfolio vs.

FTSE World Government Bond Index, 1-5 Years,

Currency-Hedged in USD Terms

October 31, 2011-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.92%	1.39%	1.85%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VIT Inflation Protected Securities Portfolio vs.

Bloomberg U.S. TIPS Index

May 29, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

Total Return	One Year	Five Years	Since Inception
	6.89%	4.68%	4.16%

VA Global Moderate Portfolio vs.

MSCI All Country World Index (net dividends),

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

65% MSCI ACWI (net div)/35%

FTSE World Govt Bond Index 1-3 yr (hedged) Index

April 8, 2013-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Data includes composite data from multiple sources; see data descriptions for additional details. MSCI data © MSCI 2021, all rights reserved. FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Total Return	One Year	Five Years	Since Inception
	26.33%	10.29%	8.08%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA Equity Allocation Portfolio vs.

MSCI World Index (net dividends)

July 10, 2017-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2021, all rights reserved.

Total Return	One Year	Since Inception
	45.39%	13.11%

7

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021
Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021
Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

VA U.S. Targeted Value Portfolio

The VA U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,250 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 75.17% for the Portfolio and 64.30% for the Russell 2000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. Additionally, the Portfolio’s exclusion of highly regulated utilities contributed positively to relative performance, as utilities generally underperformed.

VA U.S. Large Value Portfolio

The VA U.S. Large Value Portfolio is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2021, the Portfolio held approximately 360 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

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For the 12 months ended October 31, 2021, total returns were 47.86% for the Portfolio and 43.76% for the Russell 1000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks as compared to the benchmark contributed positively to the Portfolio’s relative performance. The Portfolio’s emphasis on stocks with smaller market capitalizations within the large cap universe also contributed positively to relative performance, as these stocks outperformed their larger counter-parts for the period. The Portfolio’s exclusion of highly regulated utilities also contributed positively to relative performance, as utilities generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021
Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2021
Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

9

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021
Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2021
Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at

10

the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

VA International Value Portfolio

The VA International Value Portfolio invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2021, the Portfolio held approximately 500 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 50.31% for the Portfolio and 35.59% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark.

VA International Small Portfolio

The VA International Small Portfolio invests in developed ex U.S. small company stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Additionally, the Portfolio generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 3,710 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 41.32% for the Portfolio and 37.19% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as did the Portfolio’s exclusion of stocks with high asset growth, as those stocks underperformed. The Portfolio’s greater emphasis on stocks with smaller market capitalizations also contributed positively to performance relative to the benchmark, as these stocks outperformed.

Fixed Income Market Review	12 Months Ended October 31, 2021

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2021. Longer-term government bonds generally underperformed short-term government bonds for the period. Bond yields also increased in Japan, Germany, Italy, Spain, and the U.K., resulting in the general underperformance of longer-term government bonds in these markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2021. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -0.21%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -4.90%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -0.26%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -5.40%

11

	October 31, 2020	October 31, 2021	Change
One-Month Treasury Bill (yield)	0.08%	0.06%	-0.02%
Ten-Year U.S. Treasury Notes (yield)	0.88%	1.55%	0.67%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the shorter end of their eligible duration range, reflecting the relatively flat ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach generally extended durations towards the longer end of their eligible range, reflecting a steepening of the curve in the shorter end of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach continued to focus on the longer end of their eligible duration ranges, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves. Realized term premiums were generally negative for government securities but positive for credit securities during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were, however, generally positive for municipal securities for the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums.

Credit spreads began the period relatively wide and then narrowed throughout the period, resulting in smaller expected credit premiums. As a result, the variable credit Portfolios began the period focused on single-A, BBB, and where allowable, BB rated bonds. As credit spreads narrowed during the period, the variable credit Portfolios generally decreased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive, as corporate bonds outperformed their duration-matched government bond counterparts. Corporate bonds also generally outperformed securitized bonds for the period.

VA Short-Term Fixed Portfolio

The VA Short-Term Fixed Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable

12

maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio increased to 0.63 year as of October 31, 2021, from 0.19 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 0.01% for the Portfolio versus 0.11% for the ICE BofA U.S. 6-Month Treasury Bill Index and 0.13% for the ICE BofA 1-Year U.S. Treasury Note Index, the Portfolio’s benchmarks. The U.S. Treasury yield curve was flat along the Portfolio’s eligible range, indicating smaller expected term premiums during the period. As a result, the Portfolio was focused at the shorter end of its eligible maturity range for most of the period. Within the zero- to one-year maturity range, longer maturity securities generally outperformed shorter maturity securities. As a result, the Portfolio’s allocation to securities with maturities shorter than one month detracted from performance relative to both the ICE BofA U.S. 6-Month Treasury Bill Index, and the ICE BofA 1-Year U.S. Treasury Note Index.

13

VA Global Bond Portfolio

The VA Global Bond Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The Portfolio also maintains an average portfolio maturity of five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio increased to 4.15 years as of October 31, 2021, from 0.95 year as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were -0.92% for the Portfolio and -0.65% for the FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets generally steepened along the Portfolio’s eligible maturity range, indicating larger expected term premiums. As a result, the Portfolio’s weighted average duration was increased with a focus on securities denominated in the Australian dollar, Canadian dollar, and U.S. dollar in the four- to five-year maturity range. Realized term premiums, however, were generally negative in global developed markets for the period as longer maturity securities underperformed shorter-maturity securities. As such, the Portfolio’s overweight to Australian dollar-, Canadian dollar-, and U.S. dollar-denominated securities in the four- to five-year maturity range, and underweight to securities in the one- to three-year maturity range, detracted from relative performance.

VIT Inflation-Protected Securities Portfolio

The VIT Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing generally in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio was relatively unchanged at 7.88 years as of October 31, 2021, compared to 7.80 years as of October 31, 2020.

For the 12 months ended October 31, 2021, total returns were 6.89% for the Portfolio and 7.07% for the Bloomberg U.S. Treasury TIPS Index, the Portfolio’s benchmark. Real interest rates decreased during the period and the combination of short- and long-term TIPS generally outperformed intermediate-term TIPS. As a result, the Portfolio’s underweight to TIPS in the one- to seven-year maturity range, overweight to TIPS in the 10- to 20-year maturity range, and exclusion of TIPS with maturities longer than 20-years, detracted from relative performance.

VA Global Moderate Allocation Portfolio

The VA Global Moderate Allocation Portfolio seeks long-term capital appreciation and current income by investing in a combination of other mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities, and fixed income securities. The Portfolio seeks to achieve its investment objective through a moderate allocation to both global equity and global fixed income securities. During the period covered by this report, the Portfolio’s investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2

14

Portfolio, VA U.S. Large Value Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio’s investments in international equity funds included the International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, and VA International Value Portfolio (collectively, the “Equity Underlying Funds”); and the Portfolio’s investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio, and VA Short-Term Fixed Portfolio (“Fixed Income Underlying Funds,” and, collectively with the Equity Underlying Funds, the “Equity and Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Equity Underlying Funds collectively held approximately 14,670 securities in 47 eligible developed and emerging markets and the Fixed Income Underlying Funds collectively held approximately 560 fixed income securities in 21 countries, excluding supranationals.

For the 12 months ended October 31, 2021, total returns were 26.33% for the Portfolio and 23.11% for the Portfolio’s composite benchmark, a hypothetical composite index composed of 65% MSCI All Country World Index (net dividends), the Portfolio’s equity benchmark, and 35% FTSE World Government Bond Index 1-3 Years (hedged to USD), the Portfolio’s fixed income benchmark. The Portfolio’s equity component outperformed the equity component of the composite benchmark and contributed positively to Portfolio’s performance relative to the composite benchmark. The Portfolio’s fixed income component performed in line with the fixed income component of the composite benchmark.

The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks globally. With small-caps outperforming large-caps globally for the period, the Equity Underlying Funds’ inclusion of and emphasis on small-cap stocks also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

Yield curves in global developed markets generally steepened along the Fixed Income Underlying Funds’ eligible maturity range, indicating larger expected term premiums during the period. As a result, the Fixed Income Underlying Funds’ weighted average duration was increased later in the period. Realized term premiums were negative in global developed markets as longer-term securities generally underperformed shorter-term securities. As such, the Fixed Income Underlying Funds’ allocation to securities with maturities shorter than one-year contributed positively to relative performance. Conversely, the Fixed Income Underlying Funds’ exposure to longer-term government securities detracted from performance. Realized credit premiums were generally positive. As a result, the Fixed Income Underlying Funds’ allocation to corporate securities contributed positively to performance relative to the government fixed income benchmark.

VA Equity Allocation Portfolio

The VA Equity Allocation Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities. During the period covered by this report, the

15

Portfolio’s investments in the domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Large Company Portfolio, the VA U.S. Large Value Portfolio, the VA U.S. Targeted Value Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio’s investments in the international equity funds included the International Core Equity Portfolio, the VA International Small Portfolio, the VA International Value Portfolio, the DFA International Real Estate Securities Portfolio, and the Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Underlying Funds collectively held approximately 14,870 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2021, total returns were 45.39% for the Portfolio and 40.42% for the MSCI World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks globally.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,059.60	0.34%	$1.77
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$1,039.40	0.24%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

17

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$1,055.50	0.38%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.29	0.38%	$1.94

VA International Small Portfolio
Actual Fund Return	$1,000.00	$1,048.00	0.50%	$2.58
Hypothetical 5% Annual Return	$1,000.00	$1,022.69	0.50%	$2.55

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,000.00	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$988.70	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,045.10	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,036.90	0.29%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,064.50	0.32%	$1.67
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	100.0%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	3.1%
Consumer Discretionary	13.3%
Consumer Staples	4.9%
Energy	8.7%
Financials	27.3%
Health Care	4.7%
Industrials	18.5%
Information Technology	8.3%
Materials	9.1%
Real Estate	1.3%
Utilities	0.8%

100.0%

VA U.S. Large Value Portfolio
Communication Services	10.0%
Consumer Discretionary	6.8%
Consumer Staples	6.2%
Energy	8.3%
Financials	22.3%
Health Care	15.4%
Industrials	13.5%
Information Technology	9.1%
Materials	7.7%
Real Estate	0.5%
Utilities	0.2%

100.0%

VA International Value Portfolio
Communication Services	4.9%
Consumer Discretionary	13.8%
Consumer Staples	4.5%
Energy	12.3%
Financials	29.8%
Health Care	5.5%
Industrials	11.7%
Information Technology	1.3%
Materials	12.3%
Real Estate	2.3%
Utilities	1.6%

100.0%

19

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	4.2%
Consumer Discretionary	13.1%
Consumer Staples	5.6%
Energy	4.2%
Financials	12.6%
Health Care	5.9%
Industrials	24.2%
Information Technology	10.4%
Materials	11.0%
Real Estate	5.1%
Utilities	3.7%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Financial	22.4%
Foreign Government	4.0%
Supranational	19.9%
U.S. Government	53.7%

100.0%

VA Global Bond Portfolio
Communications	1.1%
Consumer, Cyclical	0.8%
Consumer, Non-cyclical	1.7%
Energy	0.8%
Financial	28.3%
Foreign Government	27.0%
Supranational	16.6%
Technology	1.3%
U.S. Government	22.4%

100.0%

VIT Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

20

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (3.0%)
*	Liberty Media Corp.-Liberty Formula One, Class C	34,632	$1,932,466	0.4%
	Other Securities		14,217,711	2.7%

TOTAL COMMUNICATION SERVICES			16,150,177	3.1%

CONSUMER DISCRETIONARY — (12.9%)
#*	AutoNation, Inc.	26,251	3,179,521	0.6%
	BorgWarner, Inc.	61,074	2,752,605	0.5%
#	Dick’s Sporting Goods, Inc.	16,299	2,024,499	0.4%
*	Goodyear Tire & Rubber Co.	96,810	1,851,007	0.4%
*	Mohawk Industries, Inc.	11,690	2,071,585	0.4%
	Penske Automotive Group, Inc.	18,053	1,914,521	0.4%
	Toll Brothers, Inc.	41,698	2,508,969	0.5%
	Other Securities		53,557,456	10.1%

TOTAL CONSUMER DISCRETIONARY			69,860,163	13.3%

CONSUMER STAPLES — (4.8%)
	Bunge Ltd.	25,248	2,338,975	0.4%
*	Darling Ingredients, Inc.	27,242	2,302,494	0.4%
	Ingredion, Inc.	19,481	1,855,176	0.4%
	Molson Coors Beverage Co., Class B	50,223	2,214,332	0.4%
*	Post Holdings, Inc.	18,068	1,833,541	0.4%
	Other Securities		15,473,194	2.9%

TOTAL CONSUMER STAPLES			26,017,712	4.9%

ENERGY — (8.4%)
#	Continental Resources, Inc.	49,817	2,431,568	0.5%
	Devon Energy Corp.	126,279	5,061,262	1.0%
	Marathon Oil Corp.	169,881	2,772,458	0.5%
	PDC Energy, Inc.	34,743	1,817,406	0.3%
*	Range Resources Corp.	88,796	2,070,723	0.4%
	Other Securities		31,434,040	5.9%

TOTAL ENERGY			45,587,457	8.6%

FINANCIALS — (26.4%)
*	Alleghany Corp.	3,202	2,085,719	0.4%
*	Athene Holding Ltd., Class A	51,792	4,506,422	0.9%
	Everest Re Group Ltd.	8,793	2,299,369	0.4%
	First Horizon Corp.	138,417	2,348,936	0.5%
	Invesco Ltd.	102,106	2,594,513	0.5%
	Jefferies Financial Group, Inc.	52,955	2,277,065	0.4%
	Lincoln National Corp.	31,893	2,301,080	0.4%
	People’s United Financial, Inc.	108,213	1,854,771	0.4%
	Popular, Inc.	24,047	1,958,388	0.4%
	Reinsurance Group of America, Inc.	16,306	1,925,412	0.4%
	Santander Consumer USA Holdings, Inc.	61,307	2,556,502	0.5%
#	Voya Financial, Inc.	28,966	2,020,958	0.4%
	Zions Bancorp NA	39,595	2,494,089	0.5%
	Other Securities		112,045,276	21.1%

TOTAL FINANCIALS			143,268,500	27.2%

21

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (4.6%)
* Envista Holdings Corp.	47,001	$1,837,739	0.4%
Other Securities		23,120,785	4.3%

TOTAL HEALTH CARE		24,958,524	4.7%

INDUSTRIALS — (17.9%)
AGCO Corp.	14,693	1,795,632	0.3%
AMERCO	4,040	2,977,440	0.6%
Knight-Swift Transportation Holdings, Inc.	43,670	2,475,652	0.5%
Other Securities		89,746,689	17.0%

TOTAL INDUSTRIALS		96,995,413	18.4%

INFORMATION TECHNOLOGY — (8.0%)
Amkor Technology, Inc.	85,654	1,877,536	0.4%
* Arrow Electronics, Inc.	28,036	3,245,167	0.6%
Concentrix Corp.	12,784	2,271,461	0.4%
#* First Solar, Inc.	18,534	2,216,481	0.4%
* Flex Ltd.	130,502	2,205,484	0.4%
Other Securities		31,756,588	6.1%

TOTAL INFORMATION TECHNOLOGY		43,572,717	8.3%

MATERIALS — (8.8%)
Alcoa Corp.	46,033	2,115,216	0.4%
* Berry Global Group, Inc.	27,309	1,789,832	0.3%
Huntsman Corp.	62,390	2,032,666	0.4%
Olin Corp.	36,575	2,084,043	0.4%
Reliance Steel & Aluminum Co.	22,422	3,277,200	0.6%
Steel Dynamics, Inc.	47,536	3,141,179	0.6%
Westlake Chemical Corp.	24,175	2,353,194	0.5%
Other Securities		30,806,946	5.8%

TOTAL MATERIALS		47,600,276	9.0%

REAL ESTATE — (1.3%)
* Jones Lang LaSalle, Inc.	14,289	3,689,848	0.7%
Other Securities		3,243,027	0.6%

TOTAL REAL ESTATE		6,932,875	1.3%

UTILITIES — (0.8%)
Vistra Corp.	93,365	1,829,020	0.3%
Other Securities		2,353,616	0.5%

TOTAL UTILITIES		4,182,636	0.8%

TOTAL COMMON STOCKS		525,126,450	99.6%

PREFERRED STOCKS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Other Security		33,518	0.0%

22

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$178,572	0.1%

TOTAL PREFERRED STOCKS		212,090	0.1%

TOTAL INVESTMENT SECURITIES (Cost $377,361,614)		525,338,540

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	1,816,008	1,816,008	0.3%

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	1,273,271	14,731,748	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $393,907,784)		$541,886,296	102.8%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,148,136	—	$2,041	$16,150,177
Consumer Discretionary	69,858,881	—	1,282	69,860,163
Consumer Staples	26,017,712	—	—	26,017,712
Energy	45,587,457	—	—	45,587,457
Financials	143,268,500	—	—	143,268,500
Health Care	24,764,392	—	194,132	24,958,524
Industrials	96,995,413	—	—	96,995,413
Information Technology	43,572,717	—	—	43,572,717
Materials	47,600,276	—	—	47,600,276
Real Estate	6,932,875	—	—	6,932,875
Utilities	4,182,636	—	—	4,182,636
Preferred Stocks
Consumer Discretionary	33,518	—	—	33,518
Industrials	178,572	—	—	178,572
Temporary Cash Investments	1,816,008	—	—	1,816,008
Securities Lending Collateral	—	$14,731,748	—	14,731,748

TOTAL	$526,957,093	$14,731,748	$197,455^	$541,886,296

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

23

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (9.9%)
AT&T, Inc.	464,014	$11,720,994	1.8%
* Charter Communications, Inc., Class A	8,801	5,939,707	0.9%
Comcast Corp., Class A	299,220	15,388,885	2.4%
* T-Mobile U.S., Inc.	30,281	3,483,223	0.5%
Verizon Communications, Inc.	119,803	6,348,361	1.0%
* Walt Disney Co.	45,722	7,730,218	1.2%
Other Securities		13,833,224	2.1%

TOTAL COMMUNICATION SERVICES		64,444,612	9.9%

CONSUMER DISCRETIONARY — (6.8%)
DR Horton, Inc.	56,804	5,070,893	0.8%
* General Motors Co.	100,456	5,467,820	0.8%
Other Securities		33,355,768	5.2%

TOTAL CONSUMER DISCRETIONARY		43,894,481	6.8%

CONSUMER STAPLES — (6.1%)
Mondelez International, Inc., Class A	74,765	4,541,226	0.7%
Walmart, Inc.	75,729	11,315,427	1.8%
Other Securities		23,968,021	3.7%

TOTAL CONSUMER STAPLES		39,824,674	6.2%

ENERGY — (8.3%)
Chevron Corp.	54,897	6,285,158	1.0%
ConocoPhillips	109,454	8,153,228	1.3%
Exxon Mobil Corp.	168,098	10,837,278	1.7%
Occidental Petroleum Corp.	98,732	3,310,484	0.5%
Schlumberger NV	102,180	3,296,327	0.5%
Other Securities		22,032,846	3.3%

TOTAL ENERGY		53,915,321	8.3%

FINANCIALS — (22.1%)
Allstate Corp.	32,749	4,050,069	0.6%
Bank of America Corp.	205,025	9,796,094	1.5%
Bank of New York Mellon Corp.	58,395	3,456,984	0.5%
* Berkshire Hathaway, Inc., Class B	41,611	11,942,773	1.8%
Capital One Financial Corp.	27,365	4,132,936	0.6%
Citigroup, Inc.	108,416	7,498,051	1.2%
Goldman Sachs Group, Inc.	19,904	8,227,318	1.3%
Hartford Financial Services Group, Inc.	50,871	3,710,022	0.6%
JPMorgan Chase & Co.	120,346	20,445,582	3.2%
Morgan Stanley	87,595	9,003,014	1.4%
PNC Financial Services Group, Inc.	16,108	3,399,271	0.5%
Travelers Cos., Inc.	27,113	4,361,939	0.7%
Truist Financial Corp.	56,633	3,594,497	0.6%
Wells Fargo & Co.	110,795	5,668,272	0.9%
Other Securities		44,730,841	6.8%

TOTAL FINANCIALS		144,017,663	22.2%

HEALTH CARE — (15.4%)
Anthem, Inc.	17,704	7,703,542	1.2%

24

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	91,429	$5,339,454	0.8%
Cigna Corp.	23,784	5,080,500	0.8%
CVS Health Corp.	101,173	9,032,726	1.4%
Danaher Corp.	20,344	6,342,649	1.0%
Humana, Inc.	9,731	4,507,010	0.7%
* Laboratory Corp. of America Holdings	14,026	4,025,743	0.6%
Medtronic PLC	38,307	4,591,477	0.7%
Pfizer, Inc.	367,606	16,079,087	2.5%
Thermo Fisher Scientific, Inc.	15,941	10,091,769	1.6%
Other Securities		27,164,161	4.1%

TOTAL HEALTH CARE		99,958,118	15.4%

INDUSTRIALS — (13.4%)
Eaton Corp. PLC	25,593	4,216,703	0.6%
FedEx Corp.	18,335	4,318,443	0.7%
Kansas City Southern	12,742	3,953,206	0.6%
Norfolk Southern Corp.	17,447	5,112,843	0.8%
Raytheon Technologies Corp.	44,815	3,982,261	0.6%
Republic Services, Inc.	36,856	4,960,818	0.8%
Other Securities		60,949,382	9.4%

TOTAL INDUSTRIALS		87,493,656	13.5%

INFORMATION TECHNOLOGY — (9.1%)
Intel Corp.	262,433	12,859,217	2.0%
Micron Technology, Inc.	87,168	6,023,309	0.9%
Other Securities		40,297,139	6.2%

TOTAL INFORMATION TECHNOLOGY		59,179,665	9.1%

MATERIALS — (7.6%)
Freeport-McMoRan, Inc.	103,786	3,914,808	0.6%
Linde PLC	15,986	5,102,731	0.8%
Nucor Corp.	41,885	4,676,460	0.7%
Other Securities		35,840,649	5.6%

TOTAL MATERIALS		49,534,648	7.7%

REAL ESTATE — (0.5%)
Other Securities		3,260,276	0.5%

UTILITIES — (0.2%)
Other Securities		1,283,606	0.2%

TOTAL COMMON STOCKS (Cost $409,722,707)		646,806,720	99.8%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	1,608,349	1,608,349	0.2%

25

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	206,299	$2,386,880	0.4%

TOTAL INVESTMENTS—(100.0%) (Cost $413,717,882)		$650,801,949	100.4%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$64,444,612	—	—	$64,444,612
Consumer Discretionary	43,894,481	—	—	43,894,481
Consumer Staples	39,824,674	—	—	39,824,674
Energy	53,915,321	—	—	53,915,321
Financials	144,017,663	—	—	144,017,663
Health Care	99,958,118	—	—	99,958,118
Industrials	87,493,656	—	—	87,493,656
Information Technology	59,179,665	—	—	59,179,665
Materials	49,534,648	—	—	49,534,648
Real Estate	3,260,276	—	—	3,260,276
Utilities	1,283,606	—	—	1,283,606
Temporary Cash Investments	1,608,349	—	—	1,608,349
Securities Lending Collateral	—	$2,386,880	—	2,386,880

TOTAL	$648,415,069	$2,386,880	—	$650,801,949

See accompanying Notes to Financial Statements.

26

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.1%)
AUSTRALIA — (6.2%)
Australia & New Zealand Banking Group Ltd.	222,491	$4,734,713	1.2%
National Australia Bank Ltd.	195,371	4,247,751	1.0%
Westpac Banking Corp.	271,300	5,278,176	1.3%
Westpac Banking Corp., Sponsored ADR	3,964	77,496	0.0%
Other Securities		12,310,575	3.0%

TOTAL AUSTRALIA		26,648,711	6.5%

AUSTRIA — (0.1%)
Other Securities		452,243	0.1%

BELGIUM — (0.5%)
Other Securities		2,215,313	0.5%

CANADA — (9.3%)
# Bank of Montreal	19,434	2,110,009	0.5%
Bank of Montreal	33,608	3,646,804	0.9%
Bank of Nova Scotia	33,326	2,184,932	0.5%
Bank of Nova Scotia	36,594	2,399,103	0.6%
# Canadian Imperial Bank of Commerce	31,573	3,831,058	0.9%
Canadian Imperial Bank of Commerce	8,249	1,000,274	0.3%
Canadian Natural Resources Ltd.	126,905	5,394,732	1.3%
Nutrien Ltd.	27,112	1,895,442	0.5%
Suncor Energy, Inc.	82,298	2,164,437	0.5%
Other Securities		15,302,552	3.8%

TOTAL CANADA		39,929,343	9.8%

DENMARK — (2.1%)
DSV AS	9,837	2,286,288	0.6%
# Vestas Wind Systems AS	64,523	2,789,304	0.7%
Other Securities		3,761,858	0.9%

TOTAL DENMARK		8,837,450	2.2%

FINLAND — (1.0%)
Other Securities		4,410,411	1.1%

FRANCE — (9.5%)
# BNP Paribas SA	55,714	3,729,340	0.9%
Cie de Saint-Gobain	56,762	3,917,289	1.0%
Cie Generale des Etablissements Michelin SCA	19,793	3,111,805	0.8%
Orange SA	205,995	2,246,365	0.6%
Sanofi	23,963	2,406,942	0.6%
TotalEnergies SE	180,076	9,017,297	2.2%
# TotalEnergies SE, Sponsored ADR	7,191	360,341	0.1%
Other Securities		15,905,631	3.8%

TOTAL FRANCE		40,695,010	10.0%

GERMANY — (6.6%)
Allianz SE	19,744	4,584,761	1.1%
Bayer AG	35,093	1,977,759	0.5%
Bayerische Motoren Werke AG	29,120	2,942,168	0.7%

27

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Daimler AG	78,830	$7,824,856	1.9%
Volkswagen AG	3,115	1,012,680	0.2%
Other Securities		9,827,219	2.5%

TOTAL GERMANY		28,169,443	6.9%

HONG KONG — (1.9%)
Other Securities		8,197,675	2.0%

IRELAND — (0.4%)
Other Securities		1,821,580	0.5%

ISRAEL — (0.4%)
Other Securities		1,792,485	0.4%

ITALY — (1.9%)
Intesa Sanpaolo SpA	816,987	2,322,021	0.6%
Other Securities		5,970,869	1.4%

TOTAL ITALY		8,292,890	2.0%

JAPAN — (20.0%)
Honda Motor Co. Ltd.	108,400	3,206,240	0.8%
Mitsubishi UFJ Financial Group, Inc.	398,200	2,183,527	0.5%
SoftBank Group Corp.	59,400	3,215,759	0.8%
Takeda Pharmaceutical Co. Ltd.	97,467	2,735,490	0.7%
Toyota Motor Corp.	527,350	9,304,645	2.3%
Other Securities		64,891,694	15.9%

TOTAL JAPAN		85,537,355	21.0%

NETHERLANDS — (4.9%)
Koninklijke Ahold Delhaize NV	133,198	4,333,274	1.1%
Koninklijke DSM NV	13,628	2,977,421	0.7%
Other Securities		13,413,105	3.3%

TOTAL NETHERLANDS		20,723,800	5.1%

NEW ZEALAND — (0.3%)
Other Securities		1,293,586	0.3%

NORWAY — (1.1%)
Other Securities		4,597,960	1.1%

PORTUGAL — (0.1%)
Other Securities		382,684	0.1%

SINGAPORE — (0.7%)
Other Securities		3,055,628	0.8%

SPAIN — (2.1%)
# Banco Santander SA	1,370,586	5,198,746	1.3%
Other Securities		3,783,640	0.9%

TOTAL SPAIN		8,982,386	2.2%

28

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.8%)
Other Securities		$11,787,263	2.9%

SWITZERLAND — (8.0%)
ABB Ltd.	58,531	1,936,394	0.5%
Cie Financiere Richemont SA	24,620	3,046,734	0.7%
Holcim Ltd.	40,627	2,026,579	0.5%
Novartis AG	14,430	1,193,544	0.3%
Novartis AG, Sponsored ADR	76,017	6,291,167	1.5%
UBS Group AG	149,412	2,719,699	0.7%
Zurich Insurance Group AG	10,576	4,687,501	1.2%
Other Securities		12,446,245	3.0%

TOTAL SWITZERLAND		34,347,863	8.4%

UNITED KINGDOM — (13.2%)
Anglo American PLC	58,927	2,241,761	0.6%
Aviva PLC	443,489	2,393,032	0.6%
Barclays PLC, Sponsored ADR	231,313	2,588,392	0.6%
BP PLC	704,505	3,375,213	0.8%
BP PLC, Sponsored ADR	122,987	3,540,793	0.9%
British American Tobacco PLC	101,910	3,544,880	0.9%
Glencore PLC	795,673	3,978,826	1.0%
HSBC Holdings PLC, Sponsored ADR	132,381	3,980,697	1.0%
Lloyds Banking Group PLC	3,121,380	2,136,212	0.5%
Royal Dutch Shell PLC, Class B	36,847	845,592	0.2%
Royal Dutch Shell PLC, Sponsored ADR, Class B	267,052	12,241,664	3.0%
Vodafone Group PLC	1,724,403	2,541,513	0.6%
Other Securities		13,103,986	3.2%

TOTAL UNITED KINGDOM		56,512,561	13.9%

TOTAL COMMON STOCKS		398,683,640	97.8%

PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
Volkswagen AG	18,370	4,122,805	1.0%
Other Securities		1,280,794	0.3%

TOTAL GERMANY		5,403,599	1.3%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		8,391	0.0%

TOTAL INVESTMENT SECURITIES (Cost $358,239,759)		404,095,630

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	2,072,311	23,976,643	5.9%

TOTAL INVESTMENTS—(100.0%) (Cost $382,213,423)		$428,072,273	105.0%

29

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$77,496	$26,571,215	—	$26,648,711
Austria	—	452,243	—	452,243
Belgium	—	2,215,313	—	2,215,313
Canada	39,929,343	—	—	39,929,343
Denmark	—	8,837,450	—	8,837,450
Finland	—	4,410,411	—	4,410,411
France	360,341	40,334,669	—	40,695,010
Germany	652,917	27,516,526	—	28,169,443
Hong Kong	—	8,197,675	—	8,197,675
Ireland	1,637,486	184,094	—	1,821,580
Israel	79,997	1,712,488	—	1,792,485
Italy	63,900	8,228,990	—	8,292,890
Japan	—	85,537,355	—	85,537,355
Netherlands	1,609,634	19,114,166	—	20,723,800
New Zealand	—	1,293,586	—	1,293,586
Norway	—	4,597,960	—	4,597,960
Portugal	—	382,684	—	382,684
Singapore	284,179	2,771,449	—	3,055,628
Spain	227,919	8,754,467	—	8,982,386
Sweden	—	11,787,263	—	11,787,263
Switzerland	9,573,279	24,774,584	—	34,347,863
United Kingdom	26,207,033	30,305,528	—	56,512,561
Preferred Stocks
Germany	—	5,403,599	—	5,403,599
Rights/Warrants
Canada	—	8,391	—	8,391
Securities Lending Collateral	—	23,976,643	—	23,976,643

TOTAL	$80,703,524	$347,368,749	—	$428,072,273

See accompanying Notes to Financial Statements.

30

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (95.4%)
	AUSTRALIA — (6.5%)
	Other Securities		$20,864,911	6.7%

	AUSTRIA — (1.3%)
	Other Securities		4,229,378	1.4%

	BELGIUM — (1.5%)
	D’ieteren Group	2,791	481,236	0.2%
	Other Securities		4,394,289	1.4%

	TOTAL BELGIUM		4,875,525	1.6%

	CANADA — (10.1%)
	ARC Resources Ltd.	69,370	665,338	0.2%
	Brookfield Infrastructure Corp., Class A	9,687	587,200	0.2%
	Capital Power Corp.	14,849	487,728	0.2%
	CI Financial Corp.	24,797	565,426	0.2%
#	Element Fleet Management Corp.	44,149	479,803	0.2%
	Finning International, Inc.	19,313	571,775	0.2%
	Other Securities		29,141,798	9.2%

	TOTAL CANADA		32,499,068	10.4%

	CHINA — (0.0%)
	Other Securities		14,156	0.0%

	DENMARK — (2.1%)
	Royal Unibrew AS	5,678	705,351	0.2%
	SimCorp AS	4,523	547,709	0.2%
	Other Securities		5,629,768	1.8%

	TOTAL DENMARK		6,882,828	2.2%

	FINLAND — (2.3%)
	Huhtamaki Oyj	11,055	482,032	0.2%
	Nokian Renkaat Oyj	15,034	564,559	0.2%
	Valmet Oyj	16,232	658,954	0.2%
	Other Securities		5,789,885	1.8%

	TOTAL FINLAND		7,495,430	2.4%

	FRANCE — (4.6%)
	Faurecia SE	14,046	733,594	0.2%
	Rexel SA	37,300	741,382	0.3%
	SCOR SE	19,909	670,239	0.2%
*	SOITEC	2,577	686,155	0.2%
	Valeo	19,317	567,573	0.2%
	Other Securities		11,343,480	3.6%

	TOTAL FRANCE		14,742,423	4.7%

	GERMANY — (6.5%)
	GEA Group AG	16,224	799,051	0.3%
	Lanxess AG	10,783	726,584	0.2%
	Rheinmetall AG	5,517	535,297	0.2%
Ω	Scout24 AG	8,026	558,979	0.2%

31

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	TAG Immobilien AG	18,424	$559,741	0.2%
	Other Securities		17,987,925	5.7%

	TOTAL GERMANY		21,167,577	6.8%

	HONG KONG — (2.2%)
	Other Securities		7,063,827	2.3%

	IRELAND — (0.4%)
*	Bank of Ireland Group PLC	100,787	600,407	0.2%
	Other Securities		804,616	0.3%

	TOTAL IRELAND		1,405,023	0.5%

	ISRAEL — (1.6%)
	Other Securities		5,339,482	1.7%

	ITALY — (3.3%)
#	Banco BPM SpA	187,440	582,899	0.2%
	Reply SpA	2,503	485,841	0.2%
	Other Securities		9,450,222	3.0%

	TOTAL ITALY		10,518,962	3.4%

	JAPAN — (21.7%)
	Other Securities		70,174,783	22.6%

	NETHERLANDS — (2.5%)
	Aalberts NV	12,054	667,172	0.2%
	ASR Nederland NV	16,785	784,602	0.3%
	BE Semiconductor Industries NV	8,077	737,961	0.2%
	IMCD NV	4,286	951,683	0.3%
Ω	Signify NV	13,843	670,782	0.2%
	Other Securities		4,388,302	1.4%

	TOTAL NETHERLANDS		8,200,502	2.6%

	NEW ZEALAND — (0.5%)
	Other Securities		1,728,689	0.6%

	NORWAY — (1.0%)
	Other Securities		3,086,982	1.0%

	PORTUGAL — (0.3%)
	Other Securities		936,543	0.3%

	SINGAPORE — (1.1%)
	Other Securities		3,430,000	1.1%

	SPAIN — (1.9%)
	Enagas SA	22,945	514,874	0.2%
	Other Securities		5,631,213	1.8%

	TOTAL SPAIN		6,146,087	2.0%

	SWEDEN — (3.9%)
	Other Securities		12,474,279	4.0%

32

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (6.8%)
*	ams AG	27,150	$537,524	0.2%
	Belimo Holding AG	1,100	639,524	0.2%
	Clariant AG	22,472	473,092	0.2%
	Georg Fischer AG	522	789,813	0.3%
	Helvetia Holding AG	4,948	588,767	0.2%
	PSP Swiss Property AG	5,751	718,909	0.2%
	Siegfried Holding AG	496	477,074	0.2%
	Swiss Prime Site AG	6,820	693,364	0.2%
	Tecan Group AG	1,084	664,169	0.2%
Ω	VAT Group AG	3,111	1,487,153	0.5%
	Other Securities		14,797,876	4.6%

	TOTAL SWITZERLAND		21,867,265	7.0%

	UNITED KINGDOM — (13.3%)
	Bellway PLC	12,152	551,383	0.2%
	Grafton Group PLC	29,308	538,315	0.2%
	Greggs PLC	12,425	519,327	0.2%
	IMI PLC	29,502	658,835	0.2%
	Inchcape PLC	49,706	561,011	0.2%
	Man Group PLC	179,299	569,492	0.2%
*	Meggitt PLC	52,696	541,020	0.2%
	Rotork PLC	112,248	542,619	0.2%
	Travis Perkins PLC	24,159	510,733	0.2%
	Other Securities		38,024,639	12.0%

	TOTAL UNITED KINGDOM		43,017,374	13.8%

	UNITED STATES — (0.0%)
	Other Securities		100,151	0.0%

	TOTAL COMMON STOCKS		308,261,245	99.1%

	PREFERRED STOCKS — (0.4%)
	GERMANY — (0.4%)
	Other Securities		1,148,248	0.4%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
	Other Securities		280	0.0%

	CANADA — (0.0%)
	Other Securities		3,017	0.0%

	HONG KONG — (0.0%)
	Other Security		20	0.0%

	NEW ZEALAND — (0.0%)
	Other Security		744	0.0%

33

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Security		$12,706	0.0%

TOTAL RIGHTS/WARRANTS		16,767	0.0%

TOTAL INVESTMENT SECURITIES (Cost $258,994,499)		309,426,260

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	1,179,230	13,643,688	4.4%

TOTAL INVESTMENTS — (100.0%) (Cost $272,636,859)		$323,069,948	103.9%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$20,864,888	$23	$20,864,911
Austria	—	4,229,378	—	4,229,378
Belgium	$48,330	4,827,195	—	4,875,525
Canada	32,345,971	153,097	—	32,499,068
China	—	14,156	—	14,156
Denmark	—	6,882,828	—	6,882,828
Finland	—	7,495,430	—	7,495,430
France	—	14,741,722	701	14,742,423
Germany	287,150	20,880,427	—	21,167,577
Hong Kong	—	7,049,678	14,149	7,063,827
Ireland	—	1,405,023	—	1,405,023
Israel	154,609	5,184,873	—	5,339,482
Italy	—	10,518,962	—	10,518,962
Japan	269,399	69,905,384	—	70,174,783
Netherlands	—	8,200,502	—	8,200,502
New Zealand	—	1,728,689	—	1,728,689
Norway	—	3,086,982	—	3,086,982
Portugal	—	936,543	—	936,543
Singapore	—	3,416,929	13,071	3,430,000
Spain	—	6,146,087	—	6,146,087
Sweden	58,618	12,415,661	—	12,474,279
Switzerland	109,820	21,757,445	—	21,867,265
United Kingdom	40,534	42,976,840	—	43,017,374
United States	35,490	64,661	—	100,151
Preferred Stocks
Germany	—	1,148,248	—	1,148,248
Rights/Warrants
Austria	—	280	—	280
Canada	—	3,017	—	3,017
Hong Kong	—	20	—	20
New Zealand	—	744	—	744

34

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$12,706	—	$12,706
Securities Lending Collateral	—	13,643,688	—	13,643,688

TOTAL	$33,349,921	$289,692,083	$27,944^	$323,069,948

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

35

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face Amount (000)	Value†
BONDS — (19.9%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.126%, 12/15/21	6,650	$6,650,676
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.126%, 12/15/21	3,600	3,600,144
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.215%, 11/15/21	3,500	3,500,091
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.309%, 08/19/22	6,493	6,503,519
(r)	0.309%, 03/13/23	790	791,856
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)	0.339%, 06/10/22	2,750	2,753,355
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.309%, 09/16/22	3,446	3,452,099
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.179%, 01/13/23	6,750	6,754,927
International Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.180%, FRN
(r)	0.296%, 12/15/21	1,000	1,000,230
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	0.139%, 06/30/23	400	400,000

		Face Amount (000)	Value†
Kommunalbanken AS, Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.208%, 02/24/22	1,300	$1,300,316
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.399%, 03/15/22	8,200	8,205,724
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.186%, 12/15/21	3,000	3,000,319
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.141%, 11/22/21	1,000	1,000,036
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.234%, 12/13/21	700	700,111
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.049%, 12/19/22	5,000	5,051,350
Swedbank AB
Ω	0.600%, 09/25/23	1,000	997,380
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r)	0.269%, 06/02/23	3,500	3,506,176
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.289%, 01/06/23	713	713,664

TOTAL BONDS			59,881,973

CERTIFICATES OF DEPOSIT — (7.5%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 09/02/22	2,000	2,000,011
(r)	0.200%, 09/27/22	3,000	2,999,767

36

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

		Face Amount (000)	Value†
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	1,500	$1,500,636
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	3,000	3,000,654
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/15/22	3,000	3,000,611
National Australia Bank Ltd, Floating Rate Note, SOFR + 0.100%, FRN
(r)Ω	0.150%, 05/06/22	2,000	2,000,000
Royal Bank of Canada
(r)	0.200%, 10/11/22	5,000	4,999,581
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω	0.135%, 02/07/22	2,000	2,000,006
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.220%, 04/19/22	1,000	1,000,373

TOTAL CERTIFICATES OF DEPOSIT			22,501,639

U.S. TREASURY OBLIGATIONS — (31.7%)
U.S. Treasury Notes
	0.125%, 08/31/23	2,000	1,988,516
	0.125%, 09/15/23	27,350	27,175,857
#	0.250%, 09/30/23	28,200	28,085,438
	0.125%, 10/15/23	27,750	27,553,799
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
#(r)	0.084%, 07/31/23	6,750	6,749,880
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
(r)	0.089%, 04/30/23	4,100	4,100,251

TOTAL U.S. TREASURY OBLIGATIONS			95,653,741

TOTAL INVESTMENT SECURITIES (Cost $178,105,696)			178,037,353

		Face Amount (000)	Value†
	COMMERCIAL PAPER — (34.7%)
	BNG Bank NV
	0.076%, 11/16/21	3,250	$3,249,883
	0.061%, 11/05/21	2,000	1,999,975
	0.100%, 01/31/22	2,500	2,499,275
	Canadian Imperial Bank of Commerce
	0.140%, 12/01/21	2,750	2,749,821
	CDP Financial, Inc.
	0.140%, 11/01/21	500	499,997
	0.130%, 11/08/21	3,500	3,499,935
	0.101%, 11/09/21	1,750	1,749,964
	Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.180%, 09/29/22	1,500	1,499,767
	Corpoerative Centrale Bank
	0.150%, 12/08/21	5,000	4,999,611
	DNB Bank ASA
	0.117%, 11/18/21	3,000	2,999,923
	0.096%, 12/09/21	1,000	999,939
	Erste Abwicklungsanstalt
	0.070%, 11/05/21	3,250	3,249,946
	0.070%, 11/08/21	1,500	1,499,964
	0.081%, 12/13/21	2,000	1,999,775
	Export Development Canada
	0.056%, 11/02/21	1,500	1,499,990
	0.061%, 11/04/21	1,500	1,499,985
	0.051%, 11/18/21	2,250	2,249,925
	FMS Wertmanagement
	0.105%, 11/02/21	3,500	3,499,972
	0.100%, 11/09/21	1,500	1,499,965
	0.100%, 11/17/21	500	499,978
	0.095%, 01/12/22	500	499,875
	Kingdom of Denmark
	0.051%, 11/04/21	1,500	1,499,985
	0.051%, 11/15/21	1,400	1,399,960
	0.050%, 11/04/21	2,250	2,249,978
	Kreditanstalt fuer Wiederaufbau
	0.091%, 11/02/21	2,000	1,999,987
	0.100%, 01/27/22	2,400	2,399,400
	Massachusetts Mutual Life Insurance Co.
	0.051%, 11/08/21	1,000	999,981
	0.050%, 11/23/21	600	599,968
	National Securities Clearing Corp.
	0.060%, 11/01/21	5,500	5,499,972
	0.070%, 01/05/22	1,750	1,749,709
	Nordea Bank Abp
	0.127%, 12/20/21	1,000	999,884
	0.135%, 02/18/22	3,000	2,999,020

37

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount (000)	Value†
NRW Bank
0.065%, 11/10/21	5,500	$5,499,872
Oesterreichische Kontrollbank AG
0.051%, 11/03/21	1,250	1,249,989
0.051%, 11/08/21	5,500	5,499,898
Province of Alberta Canada
0.200%, 01/12/22	750	749,883
0.070%, 12/09/21	1,500	1,499,846
Province of British Columbia Canada
0.100%, 01/11/22	1,500	1,499,707
Queensland Treasury Corp.
0.090%, 01/04/22	750	749,900
0.090%, 01/28/22	1,000	999,798
0.101%, 01/31/22	1,750	1,749,634
Sanofi
0.071%, 12/23/21	3,500	3,499,588
0.070%, 12/28/21	2,000	1,999,733
0.060%, 12/30/21	2,500	2,499,651
Skandinaviska Enskilda Banken AB
0.193%, 12/16/21	2,500	2,499,747
Svenska Handelsbanken AB
0.180%, 11/09/21	1,750	1,749,963

	Face Amount (000)	Value†
0.170%, 12/03/21	500	$499,965
0.100%, 01/28/22	1,250	1,249,744
Swedbank AB
0.120%, 12/22/21	2,750	2,749,761
0.090%, 12/16/21	1,000	999,925

TOTAL COMMERCIAL PAPER (Cost $104,390,960)		104,391,913

	Shares
TEMPORARY CASH INVESTMENTS — (2.0%)
State Street Institutional U.S. Government Money Market Fund 0.025%	6,008,209	6,008,209

SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	1,095,069	12,669,947

TOTAL INVESTMENTS — (100.0%) (Cost $301,174,197)		$301,107,422

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$59,881,973	—	$59,881,973
Certificates of Deposit	—	22,501,639	—	22,501,639
U.S. Treasury Obligations	—	95,653,741	—	95,653,741
Commercial Paper	—	104,391,913	—	104,391,913
Temporary Cash Investments	$6,008,209	—	—	6,008,209
Securities Lending Collateral	—	12,669,947	—	12,669,947

TOTAL	$6,008,209	$295,099,213	—	$301,107,422

See accompanying Notes to Financial Statements.

38

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

			Face Amount^ (000)	Value†
AGENCY OBLIGATIONS — (0.1%)
Federal National Mortgage Association
2.125%, 04/24/26			500	$522,179

BONDS — (75.4%)
AUSTRALIA — (9.3%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note
(r)	3M Swap + 1.030%, FRN, 1.042%, 12/06/23	AUD	200	152,772
(r)	3M Swap + 0.760%, FRN, 0.794%, 01/16/25	AUD	8,900	6,756,329
Australia Government Bond
	0.250%, 11/21/25	AUD	2,000	1,432,038
	4.250%, 04/21/26	AUD	800	672,787
	0.500%, 09/21/26	AUD	2,500	1,785,842
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		4,100	4,035,126
National Australia Bank Ltd.
	3.375%, 01/14/26		1,000	1,081,987
National Australia Bank Ltd., Floating Rate Note
(r)	3M Swap + 0.920%, FRN, 0.933%, 06/19/24	AUD	1,500	1,144,001
(r)	3M Swap + 0.770%, FRN, 0.810%, 01/21/25	AUD	4,000	3,037,645
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	8,800	7,280,182
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	3,500	2,809,796
South Australian Government Financing Authority
	3.000%, 07/20/26	AUD	500	397,149
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	300	215,559
Westpac Banking Corp.
	2.850%, 05/13/26		1,000	1,061,880
	1.150%, 06/03/26		970	957,953
	4.125%, 06/04/26	AUD	500	408,265

			Face Amount^ (000)	Value†
AUSTRALIA — (Continued)
Westpac Banking Corp., Floating Rate Note
(r)	3M Swap + 1.140%, FRN, 1.182%, 04/24/24	AUD	3,000	$2,300,009
(r)	3M Swap + 0.880%, FRN, 0.896%, 08/16/24	AUD	1,900	1,448,284

TOTAL AUSTRALIA				36,977,604

AUSTRIA — (0.7%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		2,800	2,723,532

BELGIUM — (0.1%)
Dexia Credit Local SA
Ω	1.125%, 04/09/26		500	495,840

CANADA — (19.0%)
Canada Government International Bond
	0.750%, 05/19/26		11,740	11,526,684
CPPIB Capital, Inc.
Ω	0.875%, 09/09/26		9,650	9,472,858
Ontario Teachers’ Finance Trust
Ω	0.875%, 09/21/26		6,250	6,106,743
Province of Alberta Canada
	2.200%, 06/01/26	CAD	11,100	9,139,562
Province of British Columbia Canada
	0.900%, 07/20/26		5,700	5,610,252
Province of Manitoba Canada
	2.550%, 06/02/26	CAD	2,100	1,754,898
Province of Ontario Canada
	0.625%, 01/21/26		3,750	3,662,850
	1.050%, 04/14/26		5,000	4,963,063
	2.400%, 06/02/26	CAD	3,500	2,907,551
Province of Quebec Canada
	2.500%, 04/20/26		267	281,584
	3.700%, 05/20/26	AUD	2,100	1,687,158
	2.500%, 09/01/26	CAD	7,000	5,851,640
PSP Capital, Inc.
	0.900%, 06/15/26	CAD	2,200	1,712,306
Ω	1.000%, 06/29/26		2,458	2,428,508
Toronto-Dominion Bank
	0.750%, 09/11/25		350	342,435
	1.128%, 12/09/25	CAD	2,600	2,026,156
	0.750%, 01/06/26		2,710	2,642,062

39

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^ (000)	Value†
CANADA — (Continued)
	1.200%, 06/03/26		3,939	$3,890,294

TOTAL CANADA				76,006,604

DENMARK — (0.9%)
Kommunekredit
	0.500%, 01/28/26		3,764	3,657,215

FINLAND — (2.2%)
Finnvera Oyj
Ω	1.125%, 10/27/26		2,900	2,871,049
Kuntarahoitus Oyj
	0.625%, 03/20/26		5,300	5,166,702
Nordea Bank Abp
Ω	0.750%, 08/28/25		800	783,626

TOTAL FINLAND				8,821,377

FRANCE — (4.6%)
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		5,200	5,071,768
Caisse d’Amortissement de la Dette Sociale
	0.625%, 02/18/26		7,887	7,706,202
Ω	0.625%, 02/18/26		400	390,776
Dexia Credit Local SA
	1.125%, 04/09/26		2,000	1,983,359
SFIL SA
	0.625%, 02/09/26		3,400	3,309,330

TOTAL FRANCE				18,461,435

GERMANY — (6.6%)
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26		4,740	4,639,595
	0.750%, 02/19/26	CAD	4,500	3,497,535
	3.200%, 09/11/26	AUD	500	398,819
Landwirtschaftliche Rentenbank
	4.250%, 01/09/25	AUD	1,000	815,233
	0.875%, 03/30/26		8,400	8,288,021
	4.750%, 05/06/26	AUD	400	338,423
NRW Bank
	0.875%, 03/09/26		2,400	2,363,984
State of North Rhine-Westphalia Germany
	1.000%, 04/21/26		6,200	6,136,230

TOTAL GERMANY				26,477,840

NETHERLANDS — (2.8%)
BNG Bank NV
	2.375%, 03/16/26		1,000	1,049,510
Ω	0.875%, 05/18/26		8,300	8,178,532
	0.875%, 05/18/26		668	658,321

			Face Amount^ (000)	Value†
NETHERLANDS — (Continued)
Shell International Finance BV
#	2.875%, 05/10/26		1,089	$1,161,050

TOTAL NETHERLANDS				11,047,413

NEW ZEALAND — (1.8%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	2,000	1,378,280
	0.500%, 05/15/26	NZD	3,650	2,411,913
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	4,500	3,208,054

	TOTAL NEW ZEALAND			6,998,247

	NORWAY — (1.7%)
	Equinor ASA
	1.750%, 01/22/26		1,000	1,014,167
Kommunalbanken AS
	0.500%, 01/13/26		1,000	974,140
Ω	1.125%, 10/26/26		4,800	4,758,237

TOTAL NORWAY				6,746,544

SINGAPORE — (0.2%)
	Singapore Government Bond
	2.125%, 06/01/26	SGD	1,000	765,665

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.1%)
African Development Bank
	0.875%, 03/23/26		7,050	6,960,747
	4.500%, 06/02/26	AUD	1,000	837,615
	0.875%, 07/22/26		2,700	2,653,290
Asian Development Bank
	1.000%, 04/14/26		10,500	10,411,545
	0.500%, 05/05/26	AUD	1,000	707,877
Asian Infrastructure Investment Bank
#	0.500%, 01/27/26		6,887	6,692,281
	1.000%, 05/06/26	AUD	500	361,834
European Bank for Reconstruction & Development
	0.500%, 01/28/26		11,000	10,713,103
	European Investment Bank
	0.750%, 09/09/24	NOK	19,000	2,200,027
	0.375%, 03/26/26		5,576	5,391,452
	Inter-American Development Bank
	2.750%, 10/30/25	AUD	300	234,323
	4.400%, 01/26/26	CAD	277	248,933
	0.875%, 04/20/26		8,100	7,992,310
	4.250%, 06/11/26	AUD	1,500	1,245,537

40

VA GLOBAL BOND PORTFOLIO

CONTINUED

			Face Amount^ (000)	Value†
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	1.000%, 06/29/26	CAD	1,000	$781,852
Inter-American Investment Corp.
	0.625%, 02/10/26		300	292,177
International Bank for Reconstruction & Development
	1.750%, 11/06/24	NOK	4,000	475,143
	0.625%, 01/14/26	CAD	3,200	2,477,352
	0.500%, 05/18/26	AUD	1,000	707,540
International Finance Corp.
	3.200%, 07/22/26	AUD	1,000	796,914
Nordic Investment Bank
	1.875%, 04/10/24	NOK	1,000	119,281
	1.500%, 03/13/25	NOK	8,000	942,076
#	0.500%, 01/21/26		500	485,512
	3.400%, 02/06/26	AUD	600	478,855

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				64,207,576

SWEDEN — (1.8%)
Skandinaviska Enskilda Banken AB
Ω	0.850%, 09/02/25		200	196,356
#Ω	1.200%, 09/09/26		7,100	6,984,554

TOTAL SWEDEN				7,180,910

SWITZERLAND — (0.8%)
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		2,300	2,234,615
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		800	784,477
Ω	2.625%, 05/15/26		200	210,963

TOTAL SWITZERLAND				3,230,055

UNITED STATES — (6.8%)
Amazon.com, Inc.
	1.000%, 05/12/26		4,500	4,461,277
Apple, Inc.
	0.700%, 02/08/26		2,975	2,916,197
	3.250%, 02/23/26		1,912	2,061,736

		Face Amount^ (000)	Value†
UNITED STATES — (Continued)
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26	2,144	$2,307,494
	Chevron Corp.
	2.954%, 05/16/26	1,000	1,065,649
	Merck & Co., Inc.
#	0.750%, 02/24/26	1,533	1,502,592
	National Securities Clearing Corp.
Ω	0.750%, 12/07/25	5,400	5,272,965
	0.750%, 12/07/25	1,250	1,220,594
	Procter & Gamble Co.
#	1.000%, 04/23/26	1,827	1,810,804
Visa, Inc.
	3.150%, 12/14/25	1,300	1,396,838
	Walmart, Inc.
	1.050%, 09/17/26	3,300	3,270,258

	TOTAL UNITED STATES		27,286,404

	TOTAL BONDS		301,084,261

U.S. TREASURY OBLIGATIONS — (21.6%)
	U.S. Treasury Notes
	0.750%, 03/31/26	23,500	23,118,125
	2.250%, 03/31/26	2,000	2,098,203
	0.750%, 04/30/26	14,000	13,763,203
	2.375%, 04/30/26	5,000	5,273,438
	1.625%, 05/15/26	15,000	15,324,023
	0.750%, 05/31/26	24,000	23,577,187
	2.125%, 05/31/26	3,000	3,132,422

TOTAL U.S. TREASURY OBLIGATIONS			86,286,601

TOTAL INVESTMENT SECURITIES (Cost $392,002,225)			387,893,041

		Shares
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	1,009,903	11,684,575

TOTAL INVESTMENTS — (100.0%) (Cost $403,686,800)			$399,577,616

41

VA GLOBAL BOND PORTFOLIO

CONTINUED

As of October 31, 2021, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	127,250	USD	91,048	Citibank NA	11/01/21	$139
NOK	10,095,949	USD	1,174,803	Barclays Capital	11/02/21	20,281
NOK	34,978,412	USD	4,051,884	Citibank NA	11/02/21	88,602
NOK	16,655,324	USD	1,931,029	Royal Bank of Scotland	11/02/21	40,505
USD	7,039,937	NZD	9,810,296	Bank of America Corp.	11/29/21	12,440
USD	283,893	AUD	376,215	Citibank NA	11/29/21	855
USD	3,797,326	NOK	31,735,327	Royal Bank of Scotland	11/30/21	41,423
AUD	310,795	USD	232,142	Citibank NA	01/21/22	1,710
USD	1,305,134	AUD	1,733,108	Citibank NA	01/21/22	1,093
USD	25,938,324	CAD	32,044,802	Royal Bank of Scotland	01/24/22	42,458

Total Appreciation						$249,506

NZD	9,893,829	USD	7,102,483	Bank of America Corp.	11/01/21	$(12,567)
USD	7,082,115	NZD	10,021,079	Citibank NA	11/01/21	(98,988)
USD	11,508,195	NOK	99,093,261	Citibank NA	11/02/21	(221,733)
NOK	5,603,562	USD	667,207	Citibank NA	11/02/21	(3,897)
NOK	31,760,014	USD	3,800,972	Royal Bank of Scotland	11/02/21	(41,457)
USD	784,854	SGD	1,064,201	Citibank NA	11/17/21	(4,268)
SGD	11,770	USD	8,751	Citibank NA	11/17/21	(24)
USD	4,008,051	CAD	5,067,960	State Street Bank and Trust	12/22/21	(87,391)
USD	765,309	AUD	1,019,083	Australia & New Zealand Banking Group Ltd.	01/21/22	(1,479)
USD	36,659,722	AUD	48,900,102	State Street Bank and Trust	01/21/22	(134,165)
USD	788,583	CAD	976,571	Citibank NA	01/24/22	(598)

Total (Depreciation)						$(606,567)

Total Appreciation (Depreciation)						$(357,061)

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$522,179	—	$522,179
Bonds
Australia	—	36,977,604	—	36,977,604
Austria	—	2,723,532	—	2,723,532
Belgium	—	495,840	—	495,840
Canada	—	76,006,604	—	76,006,604
Denmark	—	3,657,215	—	3,657,215
Finland	—	8,821,377	—	8,821,377
France	—	18,461,435	—	18,461,435
Germany	—	26,477,840	—	26,477,840
Netherlands	—	11,047,413	—	11,047,413
New Zealand	—	6,998,247	—	6,998,247
Norway	—	6,746,544	—	6,746,544
Singapore	—	765,665	—	765,665
Supranational Organization Obligations	—	64,207,576	—	64,207,576
Sweden	—	7,180,910	—	7,180,910

42

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$3,230,055	—	$3,230,055
United States	—	27,286,404	—	27,286,404
U.S. Treasury Obligations	—	86,286,601	—	86,286,601
Securities Lending Collateral	—	11,684,575	—	11,684,575
Forward Currency Contracts**	—	(357,061)	—	(357,061)

TOTAL	—	$399,220,555	—	$399,220,555

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

43

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Face Amount± (000)	Value†
U.S. TREASURY OBLIGATIONS — (98.4%)
Treasury Inflation Protected Security
0.125%, 07/15/26	6,048	$6,626,714
0.375%, 01/15/27	13,759	15,258,185
2.375%, 01/15/27	10,886	13,269,977
0.375%, 07/15/27	9,170	10,249,178
0.500%, 01/15/28	17,350	19,509,429
1.750%, 01/15/28	12,640	15,256,512
3.625%, 04/15/28	11,656	15,598,136
0.750%, 07/15/28	8,337	9,585,644
0.875%, 01/15/29	5,417	6,287,873
2.500%, 01/15/29	11,403	14,653,105
3.875%, 04/15/29	12,962	18,141,146
0.250%, 07/15/29	1,711	1,916,360
0.125%, 01/15/30	18,553	20,540,651
0.125%, 07/15/30	427	474,835
0.125%, 01/15/31	2,102	2,330,818
3.375%, 04/15/32	12,668	18,696,443
2.125%, 02/15/40	9,429	14,230,727
2.125%, 02/15/41	9,056	13,847,013

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 200,731,319)		216,472,746

	Shares
TEMPORARY CASH INVESTMENTS — (1.6%)
State Street Institutional U.S. Government Money Market Fund 0.025%	3,499,986	3,499,986

TOTAL INVESTMENTS — (100.0%) (Cost $ 204,231,305)		$219,972,732

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$216,472,746	—	$216,472,746
Temporary Cash Investments	$3,499,986	—	—	3,499,986

TOTAL	$3,499,986	$216,472,746	—	$219,972,732

See accompanying Notes to Financial Statements.

44

VA GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,720,669	$57,057,388
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,381,214	22,569,037
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,141,287	22,526,343
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,307,842	22,524,534
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	560,284	20,310,294
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	408,594	10,280,234
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	873,306	8,907,716
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	896,149	8,880,832
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	120,871	3,951,288
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	181,554	2,554,460
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	45,963	2,247,599
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	162,445	818,724

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $127,522,172)		$182,628,449

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $97,093)	97,093	97,093

TOTAL INVESTMENTS — (100.0%) (Cost $127,619,265)		$182,725,542

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$182,628,449	—	—	$182,628,449
Temporary Cash Investments	97,093	—	—	97,093

TOTAL	$182,725,542	—	—	$182,725,542

See accompanying Notes to Financial Statements.

45

VA EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	763,318	$27,670,263
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	643,552	22,241,155
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	844,278	13,795,510
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc.	494,680	12,406,577
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	349,644	8,797,045
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	209,409	6,845,588
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc.	278,366	4,256,210
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	226,604	3,188,318
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	39,172	1,915,527
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	139,085	700,988

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $68,125,693)		$101,817,181

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$101,817,181	—	—	$101,817,181

TOTAL	$101,817,181	—	—	$101,817,181

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio*	VA U.S. Large Value Portfolio*	VA International Value Portfolio*	VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $28,399, $2,445, $23,489 and $17,053 of securities on loan, respectively)	$525,339	$646,807	$404,096	$309,426
Temporary Cash Investments at Value & Cost	1,816	1,608	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $14,730, $2,387, $23,974 and $13,642, respectively)	14,732	2,387	23,977	13,644
Foreign Currencies at Value	—	—	500	508
Cash	—	—	632	1,002
Receivables:
Investment Securities Sold	1,823	361	960	156
Dividends and Interest	194	916	1,994	992
Securities Lending Income	4	—	10	20
Fund Shares Sold	381	175	163	60

Total Assets	544,289	652,254	432,332	325,808

LIABILITIES:
Payables:
Upon Return of Securities Loaned	14,729	2,387	23,973	13,644
Investment Securities Purchased	2,162	1,065	296	858
Fund Shares Redeemed	81	189	152	81
Due to Advisor	133	109	103	104
Unrealized Loss on Foreign Currency Contracts	—	—	1	1
Accrued Expenses and Other Liabilities	82	112	84	101

Total Liabilities	17,187	3,862	24,609	14,789

NET ASSETS	$527,102	$648,392	$407,723	$311,019

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	21,017,116	19,831,647	28,988,137	20,347,756

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.08	$32.69	$14.07	$15.29

Investment Securities at Cost	$377,362	$409,723	$358,240	$258,994

Foreign Currencies at Cost	$—	$—	$498	$509

NET ASSETS CONSIST OF:
Paid-In Capital	$337,928	$409,434	$352,088	$235,772
Total Distributable Earnings (Loss)	189,174	238,958	55,635	75,247

NET ASSETS	$527,102	$648,392	$407,723	$311,019

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	VA Short- Term Fixed Portfolio*	VA Global Bond Portfolio*	VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $12,417, $11,437 and $0 of securities on loan, respectively)	$282,429	$387,893	$216,473
Temporary Cash Investments at Value & Cost	6,008	—	3,500
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $12,669, $11,685 and $0, respectively)	12,670	11,685	—
Foreign Currencies at Value	—	77	—
Cash	—	3,305	—
Receivables:
Investment Securities Sold	4,151	760	—
Dividends and Interest	45	1,348	468
Securities Lending Income	6	—	—
Fund Shares Sold	13	83	543
Unrealized Gain on Forward Currency Contracts	—	250	—

Total Assets	305,322	405,401	220,984

LIABILITIES:
Payables:
Upon Return of Securities Loaned	12,667	11,685	—
Investment Securities Purchased	9,552	1,175	—
Fund Shares Redeemed	575	31	1
Due to Advisor	34	71	18
Unrealized Loss on Forward Currency Contracts	—	607	—
Unrealized Loss on Foreign Currency Contracts	—	1	—
Accrued Expenses and Other Liabilities	65	81	45

Total Liabilities	22,893	13,651	64

NET ASSETS	$282,429	$391,750	$220,920

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	27,691,822	37,242,376	18,698,847

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.20	$10.52	$11.81

Investment Securities at Cost	$282,497	$392,002	$200,731

Foreign Currencies at Cost	$—	$77	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$282,675	$394,806	$194,990
Total Distributable Earnings (Loss)	(246)	(3,056)	25,930

NET ASSETS	$282,429	$391,750	$220,920

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	VA Global Moderate Allocation Portfolio	VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$182,628	$101,817
Temporary Cash Investments at Value & Cost	97	—
Cash	—	89
Receivables:
Fund Shares Sold	9	79
Prepaid Expenses and Other Assets	—	1

Total Assets	182,734	101,986

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	6	38
Fund Shares Redeemed	590	2
Due to Advisor	11	8
Accrued Expenses and Other Liabilities	15	15

Total Liabilities	622	63

NET ASSETS	$182,112	$101,923

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,175,592	6,500,497

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.30	$15.68

Investments in Affiliated Investment Companies at Cost	$127,522	$68,126

NET ASSETS CONSIST OF:
Paid-In Capital	$120,990	$64,560
Total Distributable Earnings (Loss)	61,122	37,363

NET ASSETS	$182,112	$101,923

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio#	VA U.S. Large Value Portfolio#	VA International Value Portfolio#	VA International Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9, $0, $1,354 and $681, respectively)	$8,724	$12,146	$13,865	$6,538
Income from Securities Lending	108	8	158	332

Total Investment Income	8,832	12,154	14,023	6,870

Expenses
Investment Management Fees	1,512	1,346	1,314	1,314
Accounting & Transfer Agent Fees	21	27	17	13
Custodian Fees	12	11	44	79
Filing Fees	3	8	5	3
Shareholders’ Reports	13	17	21	21
Directors’/Trustees’ Fees & Expenses	5	7	4	3
Professional Fees	20	27	18	14
Other	13	19	15	18

Total Expenses	1,599	1,462	1,438	1,465

Net Expenses	1,599	1,462	1,438	1,465

Net Investment Income (Loss)	7,233	10,692	12,585	5,405

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	39,526	9,656	9,749	22,540
Affiliated Investment Companies Shares Sold	(3)	—	(1)	—
Futures	13	—	69	19
Foreign Currency Transactions	—	—	9	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	183,894	195,150	116,462	65,658
Translation of Foreign Currency-Denominated Amounts	—	—	(34)	(17)

Net Realized and Unrealized Gain (Loss)	223,430	204,806	126,254	88,205

Net Increase (Decrease) in Net Assets Resulting from Operations	$230,663	$215,498	$138,839	$93,610

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	VA Short- Term Fixed Portfolio#	VA Global Bond Portfolio#	VIT Inflation- Protected Securities Portfolio
Investment Income
Interest	$552	$2,583	$9,212
Income from Securities Lending	7	8	—

Total Investment Income	559	2,591	9,212

Expenses
Investment Management Fees	518	881	215
Accounting & Transfer Agent Fees	14	19	10
Custodian Fees	7	26	3
Filing Fees	3	—	(3)
Shareholders’ Reports	12	15	11
Directors’/Trustees’ Fees & Expenses	4	5	2
Professional Fees	16	21	10
Other	9	15	7

Total Expenses	583	982	255

Fees Paid Indirectly (Note C)	—	17	—

Net Expenses	583	965	255

Net Investment Income (Loss)	(24)	1,626	8,957

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	45	20,165	1,848
Affiliated Investment Companies Shares Sold	—	(1)	—
Foreign Currency Transactions	—	52	—
Forward Currency Contracts	—	(15,591)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(125)	(6,869)	3,239
Affiliated Investment Companies Shares	1	—	—
Translation of Foreign Currency-Denominated Amounts	—	(8)	—
Forward Currency Contracts	—	(2,783)	—

Net Realized and Unrealized Gain (Loss)	(79)	(5,035)	5,087

Net Increase (Decrease) in Net Assets Resulting from Operations	$(103)	$(3,409)	$14,044

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio*	VA Equity Allocation Portfolio*
Investment Income
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,922	$1,623

Total Investment Income	1,922	1,623

Expenses
Investment Management Fees	412	275
Accounting & Transfer Agent Fees	1	—
Custodian Fees	1	—
Filing Fees	1	3
Shareholders’ Reports	6	2
Directors’/Trustees’ Fees & Expenses	2	2
Professional Fees	7	1
Previously Waived Fees Recovered by Advisor (Note C)	15	—
Other	2	1

Total Expenses	447	284

Fees Waived, Expenses Reimbursed by Advisor (Note C)	318	195

Net Expenses	129	89

Net Investment Income (Loss)	1,793	1,534

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	3	523
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	5,949	4,528
Futures	—	11
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	30,815	29,119

Net Realized and Unrealized Gain (Loss)	36,767	34,181

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,560	$35,715

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,233	$5,115	$10,692	$12,060
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	39,526	(3,253)	9,656	(16,804)
Affiliated Investment Companies Shares Sold	(3)	(1)	—	—
Futures	13	—	—	(80)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	183,894	(42,292)	195,150	(59,166)
Affiliated Investment Companies Shares	—	—	—	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	230,663	(40,431)	215,498	(63,991)

Distributions:
Institutional Class Shares	(5,973)	(14,346)	(11,001)	(18,000)
Capital Share Transactions (1):
Shares Issued	120,102	99,139	137,647	110,491
Shares Issued in Lieu of Cash Distributions	5,910	14,186	10,978	17,966
Shares Redeemed	(141,417)	(81,339)	(160,837)	(143,466)

Net Increase (Decrease) from Capital Share Transactions	(15,405)	31,986	(12,212)	(15,009)

Total Increase (Decrease) in Net Assets	209,285	(22,791)	192,285	(97,000)
Net Assets
Beginning of Year	317,817	340,608	456,107	553,107

End of Year	$527,102	$317,817	$648,392	$456,107

(1) Shares Issued and Redeemed:
Shares Issued	5,326	7,252	4,658	4,976
Shares Issued in Lieu of Cash Distributions	331	800	423	662
Shares Redeemed	(6,491)	(5,754)	(5,457)	(6,312)

Net Increase (Decrease) from Shares Issued and Redeemed	(834)	2,298	(376)	(674)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,585	$7,638	$5,405	$4,626
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	9,749	(6,347)	22,540	4,961
Affiliated Investment Companies Shares Sold	(1)	3	—	—
Futures	69	142	19	52
Foreign Currency Transactions	9	(3)	5	(46)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	116,462	(62,012)	65,658	(17,200)
Affiliated Investment Companies Shares	—	1	—	1
Translation of Foreign Currency-Denominated Amounts	(34)	22	(17)	9

Net Increase (Decrease) in Net Assets Resulting from Operations	138,839	(60,556)	93,610	(7,597)

Distributions:
Institutional Class Shares	(7,552)	(11,671)	(9,547)	(9,750)
Capital Share Transactions (1):
Shares Issued	52,182	63,163	41,482	37,967
Shares Issued in Lieu of Cash Distributions	7,529	11,637	9,422	9,621
Shares Redeemed	(64,824)	(48,549)	(53,792)	(44,815)

Net Increase (Decrease) from Capital Share Transactions	(5,113)	26,251	(2,888)	2,773

Total Increase (Decrease) in Net Assets	126,174	(45,976)	81,175	(14,574)
Net Assets
Beginning of Year	281,549	327,525	229,844	244,418

End of Year	$407,723	$281,549	$311,019	$229,844

(1) Shares Issued and Redeemed:
Shares Issued	3,964	6,366	2,916	3,547
Shares Issued in Lieu of Cash Distributions	649	948	740	775
Shares Redeemed	(5,032)	(4,857)	(3,794)	(4,058)

Net Increase (Decrease) from Shares Issued and Redeemed	(419)	2,457	(138)	264

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio		VIT Inflation-Protected Securities Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(24)	$2,975	$1,626	$1,651	$8,957	$2,132
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	45	52	20,165	(1,284)	1,848	1,853
Affiliated Investment Companies Shares Sold	—	3	(1)	—	—	—
Foreign Currency Transactions	—	—	52	(13)	—	—
Forward Currency Contracts	—	—	(15,591)	(11,128)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(125)	(184)	(6,869)	8,796	3,239	9,705
Affiliated Investment Companies Shares	1	(1)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(8)	12	—	—
Forward Currency Contracts	—	—	(2,783)	8,218	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(103)	2,845	(3,409)	6,252	14,044	13,690

Distributions:
Institutional Class Shares	(1,996)	(7,178)	(112)	(10,398)	(3,484)	(2,615)
Capital Share Transactions (1):
Shares Issued	82,692	113,261	75,841	72,377	74,483	148,651
Shares Issued in Lieu of Cash Distributions	1,993	7,165	111	10,284	3,484	2,615
Shares Redeemed	(160,028)	(75,693)	(97,050)	(67,855)	(77,894)	(102,786)

Net Increase (Decrease) from Capital Share Transactions	(75,343)	44,733	(21,098)	14,806	73	48,480

Total Increase (Decrease) in Net Assets	(77,442)	40,400	(24,619)	10,660	10,633	59,555
Net Assets
Beginning of Year	359,871	319,471	416,369	405,709	210,287	150,732

End of Year	$282,429	$359,871	$391,750	$416,369	$220,920	$210,287

(1) Shares Issued and Redeemed:
Shares Issued	8,102	11,040	7,129	6,845	6,513	13,642
Shares Issued in Lieu of Cash Distributions	195	703	10	982	310	255
Shares Redeemed	(15,670)	(7,374)	(9,107)	(6,438)	(6,848)	(9,662)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,373)	4,369	(1,968)	1,389	(25)	4,235

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio		VA Equity Allocation Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,793	$2,748	$1,534	$1,375
Capital Gain Distributions Received from Affiliated Investment Companies	3	1,246	523	735
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	5,949	251	4,528	(2,085)
Futures	—	—	11	(15)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	30,815	761	29,119	1,122

Net Increase (Decrease) in Net Assets Resulting from Operations	38,560	5,006	35,715	1,132

Distributions:
Institutional Class Shares	(3,584)	(4,249)	(1,702)	(1,816)
Capital Share Transactions (1):
Shares Issued	32,436	22,341	19,855	25,377
Shares Issued in Lieu of Cash Distributions	3,584	4,249	1,702	1,816
Shares Redeemed	(35,862)	(19,207)	(34,730)	(15,255)

Net Increase (Decrease) from Capital Share Transactions	158	7,383	(13,173)	11,938

Total Increase (Decrease) in Net Assets	35,134	8,140	20,840	11,254
Net Assets
Beginning of Year	146,978	138,838	81,083	69,829

End of Year	$182,112	$146,978	$101,923	$81,083

(1) Shares Issued and Redeemed:
Shares Issued	2,106	1,779	1,358	2,492
Shares Issued in Lieu of Cash Distributions	250	322	134	157
Shares Redeemed	(2,323)	(1,513)	(2,376)	(1,454)

Net Increase (Decrease) from Shares Issued and Redeemed	33	588	(884)	1,195

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio					VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$14.54	$17.42	$18.75	$20.42	$17.23	$22.57	$26.49	$26.00	$26.88	$22.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.24	0.24	0.23	0.20	0.53	0.57	0.58	0.53	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	10.48	(2.41)	(0.24)	(0.42)	3.86	10.13	(3.63)	1.08	0.15	4.76

Total from Investment Operations	10.82	(2.17)	—	(0.19)	4.06	10.66	(3.06)	1.66	0.68	5.27

Less Distributions:
Net Investment Income	(0.28)	(0.26)	(0.19)	(0.21)	(0.19)	(0.54)	(0.57)	(0.59)	(0.49)	(0.44)
Net Realized Gains	—	(0.45)	(1.14)	(1.27)	(0.68)	—	(0.29)	(0.58)	(1.07)	(0.17)

Total Distributions	(0.28)	(0.71)	(1.33)	(1.48)	(0.87)	(0.54)	(0.86)	(1.17)	(1.56)	(0.61)

Net Asset Value, End of Year	$25.08	$14.54	$17.42	$18.75	$20.42	$32.69	$22.57	$26.49	$26.00	$26.88

Total Return	75.17%	(13.18%)	0.85%	(1.05%)	23.81%	47.86%	(12.12%)	7.08%	2.47%	24.05%

Net Assets, End of Year (thousands)	$527,102	$317,817	$340,608	$331,049	$326,805	$648,392	$456,107	$553,107	$471,268	$374,564
Ratio of Expenses to Average Net Assets	0.34%	0.38%	0.38%	0.37%	0.37%	0.24%	0.27%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.34%	0.38%	0.38%	0.37%	0.37%	0.24%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.61%	1.42%	1.14%	1.05%	1.78%	2.39%	2.30%	1.97%	2.02%
Portfolio Turnover Rate	23%	23%	19%	24%	28%	15%	12%	8%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements. 57

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio					VA International Small Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$9.57	$12.15	$12.13	$13.57	$11.08	$11.22	$12.09	$12.23	$14.30	$11.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.26	0.43	0.41	0.38	0.26	0.22	0.28	0.29	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	4.33	(2.41)	(0.03)	(1.48)	2.46	4.28	(0.61)	0.37	(1.65)	2.74

Total from Investment Operations	4.76	(2.15)	0.40	(1.07)	2.84	4.54	(0.39)	0.65	(1.36)	3.01

Less Distributions:
Net Investment Income	(0.26)	(0.43)	(0.34)	(0.37)	(0.35)	(0.25)	(0.33)	(0.22)	(0.34)	(0.27)
Net Realized Gains	—	—	(0.04)	—	—	(0.22)	(0.15)	(0.57)	(0.37)	(0.09)

Total Distributions	(0.26)	(0.43)	(0.38)	(0.37)	(0.35)	(0.47)	(0.48)	(0.79)	(0.71)	(0.36)

Net Asset Value, End of Year	$14.07	$9.57	$12.15	$12.13	$13.57	$15.29	$11.22	$12.09	$12.23	$14.30

Total Return	50.31%	(18.49%)	3.61%	(8.12%)	26.32%	41.32%	(3.66%)	6.30%	(9.97%)	26.73%

Net Assets, End of Year (thousands)	$407,723	$281,549	$327,525	$279,149	$252,128	$311,019	$229,844	$244,418	$218,924	$227,185
Ratio of Expenses to Average Net Assets	0.38%	0.43%	0.44%	0.43%	0.44%	0.50%	0.56%	0.56%	0.55%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.38%	0.44%	0.45%	0.43%	0.44%	0.50%	0.56%	0.57%	0.55%	0.57%
Ratio of Net Investment Income to Average Net Assets	3.33%	2.52%	3.68%	3.06%	3.11%	1.84%	1.96%	2.40%	2.10%	2.10%
Portfolio Turnover Rate	19%	16%	16%	20%	20%	23%	19%	17%	19%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements. 58

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio					VA Global Bond Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$10.26	$10.41	$10.28	$10.27	$10.25	$10.62	$10.73	$10.71	$10.86	$11.00

Income from Investment Operations (A)
Net Investment Income (Loss)	(—)	0.09	0.23	0.17	0.11	0.04	0.04	0.07	0.11	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	0.06	(0.06)	(0.02)	(0.14)	0.12	0.44	(0.06)	(0.08)

Total from Investment Operations	—	0.09	0.29	0.11	0.09	(0.10)	0.16	0.51	0.05	0.10

Less Distributions:
Net Investment Income	(0.06)	(0.24)	(0.16)	(0.10)	(0.07)	(—)	(0.27)	(0.49)	(0.19)	(0.18)
Net Realized Gains	—	—	—	—	—	—	—	—	(0.01)	(0.06)

Total Distributions	(0.06)	(0.24)	(0.16)	(0.10)	(0.07)	—	(0.27)	(0.49)	(0.20)	(0.24)

Net Asset Value, End of Year	$10.20	$10.26	$10.41	$10.28	$10.27	$10.52	$10.62	$10.73	$10.71	$10.86

Total Return	0.01%	0.84%	2.86%	1.13%	0.89%	(0.92%)	1.54%	5.00%	0.42%	1.00%

Net Assets, End of Year (thousands)	$282,429	$359,871	$319,471	$292,914	$250,072	$391,750	$416,369	$405,709	$360,991	$310,320
Ratio of Expenses to Average Net Assets	0.18%	0.21%	0.23%	0.27%	0.27%	0.24%	0.23%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.18%	0.21%	0.23%	0.27%	0.27%	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	(0.01%)	0.91%	2.23%	1.68%	1.05%	0.39%	0.40%	0.70%	1.07%	1.66%
Portfolio Turnover Rate	109%	97%	37%	70%	86%	133%	49%	45%	67%	67%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements. 59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio					VA Global Moderate Allocation Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
Net Asset Value, Beginning of Period	$11.23	$10.40	$9.73	$10.14	$10.30	$13.19		$13.15		$12.49		$12.78		$11.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.15	0.19	0.28	0.19	0.16		0.25		0.30		0.20		0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	0.85	0.69	(0.44)	(0.22)	3.27		0.19		0.67		(0.17)		1.53

Total from Investment Operations	0.76	1.00	0.88	(0.16)	(0.03)	3.43		0.44		0.97		0.03		1.72

Less Distributions:
Net Investment Income	(0.12)	(0.17)	(0.21)	(0.25)	(0.12)	(0.15)		(0.30)		(0.27)		(0.22)		(0.18)
Net Realized Gains	(0.06)	—	—	—	(0.01)	(0.17)		(0.10)		(0.04)		(0.10)		(0.08)

Total Distributions	(0.18)	(0.17)	(0.21)	(0.25)	(0.13)	(0.32)		(0.40)		(0.31)		(0.32)		(0.26)

Net Asset Value, End of Period	$11.81	$11.23	$10.40	$9.73	$10.14	$16.30		$13.19		$13.15		$12.49		$12.78

Total Return	6.89%	9.72%	9.18%	(1.60%)	(0.25%)	26.33%		3.35%		8.07%		0.15%		15.50%

Net Assets, End of Period (thousands)	$220,920	$210,287	$150,732	$127,746	$118,637	$182,112		$146,978		$138,838		$118,858		$136,348
Ratio of Expenses to Average Net Assets *	0.12%	0.14%	0.15%	0.12%	0.15%	0.29	%(B)	0.30	%(B)	0.33	%(B)	0.40	%(B)	0.40	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.12%	0.14%	0.15%	0.12%	0.12%	0.46	%(B)	0.50	%(B)	0.53	%(B)	0.50	%(B)	0.51	%(B)
Ratio of Net Investment Income to Average Net Assets	4.16%	1.34%	1.88%	2.84%	1.92%	1.03%		1.94%		2.40%		1.57%		1.56%
Portfolio Turnover Rate	17%	48%	43%	31%	25%	N/A		N/A		N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.21%		0.23%		0.24%		0.24%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements. 60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jul 10, 2017 Ʊ to Oct 31, 2017
Net Asset Value, Beginning of Period	$10.98	$11.28	$10.55	$10.72	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.19	0.19	0.18	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	4.71	(0.20)	0.79	(0.20)	0.69

Total from Investment Operations	4.93	(0.01)	0.98	(0.02)	0.72

Less Distributions:
Net Investment Income	(0.20)	(0.21)	(0.19)	(0.15)	—
Net Realized Gains	(0.03)	(0.08)	(0.06)	(—)	—

Total Distributions	(0.23)	(0.29)	(0.25)	(0.15)	—

Net Asset Value, End of Period	$15.68	$10.98	$11.28	$10.55	$10.72

Total Return	45.39%	(0.25%)	9.60%	(0.19%)	7.20	%(C)

Net Assets, End of Period (thousands)	$101,923	$81,083	$69,829	$43,331	$18,787
Ratio of Expenses to Average Net Assets *(B)	0.32%	0.39%	0.40%	0.40%	0.32	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.52%	0.59%	0.63%	0.66%	0.66	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.56%	1.80%	1.80%	1.65%	0.99	%(D)(E)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.23%	0.25%	0.26%	0.25%	0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements. 61

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio (formerly known as DFA VA Global Moderate Allocation Portfolio) and VA Equity Allocation Portfolio (each, a "Fund of Funds") invest in other portfolios within the Fund and Dimensional Investment Group Inc. ("DIG") (the "Underlying Funds"). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of October 31, 2021, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/2021
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	2%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	3%
	VA Global Bond Portfolio (IDG)	6%
	DFA International Real Estate Securities Portfolio (IDG)	—

VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	1%
	VA U.S. Targeted Value Portfolio (IDG)	2%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	1%
	DFA International Real Estate Securities Portfolio (IDG)	—

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B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair-value their

63

foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

64

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period.

65

Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.32	%*
VA U.S. Large Value Portfolio	0.22	%*
VA International Value Portfolio	0.35	%*
VA International Small Portfolio	0.45	%*
VA Short-Term Fixed Portfolio	0.16	%*
VA Global Bond Portfolio	0.21	%**
VIT Inflation-Protected Securities Portfolio	0.10%
VA Global Moderate Allocation Portfolio	0.24	%***
VA Equity Allocation Portfolio	0.28	%****

*	Effective as of May 3, 2021, the management fees payable by the indicated Portfolios were reduced as shown in the below table.
**

The VA Global Bond Portfolio’s investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

***	Effective as of February 28, 2021, the management fee payable by the VA Global Moderate Allocation Portfolio was reduced from 0.25% to 0.23%.
****	Effective as of February 28, 2021, the management fee payable by the VA Equity Allocation Portfolio was reduced from 0.30% to 0.27%.

Portfolio	Management Fee Prior to May 3, 2021	Management Fee Effective May 3, 2021
VA U.S. Targeted Value Portfolio	0.35%	0.30%
VA U.S. Large Value Portfolio	0.25%	0.20%
VA International Value Portfolio	0.40%	0.30%
VA International Small Portfolio	0.50%	0.40%
VA Short-Term Fixed Portfolio	0.18%	0.14%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than

66

thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.28%	—	$15	$318	$855
VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	195	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

(2)

Effective February 28, 2021, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, effective February 28, 2021, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2021, the Expense Limitation Amount was 0.40%.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
VA International Value Portfolio	—
VA International Small Portfolio	—
VA Global Bond Portfolio	$17
VA Equity Allocation Portfolio	—

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$9
VA U.S. Large Value Portfolio	11
VA International Value Portfolio	7
VA International Small Portfolio	6
VA Short-Term Fixed Portfolio	8
VA Global Bond Portfolio	10
VIT Inflation-Protected Securities Portfolio	3
VA Global Moderate Allocation Portfolio	3
VA Equity Allocation Portfolio	1

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$105,616	$113,893
VA U.S. Large Value Portfolio	—	—	88,962	101,812
VA International Value Portfolio	—	—	68,762	70,684
VA International Small Portfolio	—	—	65,074	68,923
VA Short-Term Fixed Portfolio	$111,400	$69,338	27,191	47,052
VA Global Bond Portfolio	185,799	98,079	342,033	413,083
VIT Inflation-Protected Securities Portfolio	36,681	41,605	—	—

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,554	$302,868	$293,687	$(3)	—	$14,732	1,273	$13	—

Total	$5,554	$302,868	$293,687	$(3)	—	$14,732	1,273	$13	—

VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$619	$17,107	$15,339	—	—	$2,387	206	—	—

Total	$619	$17,107	$15,339	—	—	$2,387	206	—	—

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
VA International Value Portfolio
The DFA Short Term Investment Fund	$9,853	$169,092	$154,967	$(1)	—	$23,977	2,072	$10	—

Total	$9,853	$169,092	$154,967	$(1)	—	$23,977	2,072	$10	—

VA International Small Portfolio
The DFA Short Term Investment Fund	$12,401	$53,879	$52,636	—	—	$13,644	1,179	$10	—

Total	$12,401	$53,879	$52,636	—	—	$13,644	1,179	$10	—

VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$4,083	$121,020	$112,434	—	$1	$12,670	1,095	$2	—

Total	$4,083	$121,020	$112,434	—	$1	$12,670	1,095	$2	—

VA Global Bond Portfolio
The DFA Short Term Investment Fund	—	$103,257	$91,571	$(1)	—	$11,685	1,010	$3	—

Total	—	$103,257	$91,571	$(1)	—	$11,685	1,010	$3	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$46,993	$5,185	$14,702	$4,042	$15,539	$57,057	1,721	$676	—
International Core Equity Portfolio	16,170	2,907	2,363	194	5,661	22,569	1,381	509	—
VA Global Bond Portfolio	18,891	6,327	2,479	(14)	(199)	22,526	2,141	5	—
DFA Selectively Hedged Global Fixed Income Portfolio	18,874	6,189	2,525	(2)	(11)	22,525	2,308	6	—
U.S. Core Equity 1 Portfolio	16,716	1,349	4,554	1,439	5,360	20,310	560	250	—
Emerging Markets Core Equity Portfolio	7,835	1,751	1,131	28	1,797	10,280	409	206	—
VA Short-Term Fixed Portfolio	7,549	2,258	855	(5)	(39)	8,908	873	45	—
DFA Two-Year Global Fixed Income Portfolio	7,549	2,251	846	(3)	(70)	8,881	896	43	—
VA U.S. Large Value Portfolio	3,350	440	1,252	158	1,255	3,951	121	80	—
VA International Value Portfolio	1,564	502	299	19	768	2,554	182	42	—
DFA Real Estate Securities Portfolio	2,101	120	734	89	672	2,248	46	60	$3
DFA International Real Estate Securities Portfolio of	—	784	51	4	82	819	162	—	—

Total	$147,592	$30,063	$31,791	$5,949	$30,815	$182,628	10,800	$1,922	$3

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$22,936	$3,804	$8,533	$1,838	$7,624	$27,669	763	$340	—
U.S. Large Company Portfolio	18,341	3,898	6,681	1,079	5,604	22,241	644	297	$460
International Core Equity Portfolio	9,837	4,736	4,439	203	3,459	13,796	844	306	—
VA U.S. Targeted Value Portfolio	10,404	3,252	7,995	927	5,819	12,407	495	189	—
Emerging Markets Core Equity Portfolio	6,797	3,344	2,931	17	1,570	8,797	350	173	—
VA U.S. Large Value Portfolio	5,813	1,397	2,860	323	2,173	6,846	209	138	—
VA International Small Portfolio	3,031	1,402	1,346	50	1,119	4,256	278	68	60
VA International Value Portfolio	2,276	980	1,177	26	1,083	3,188	227	60	—
DFA Real Estate Securities Portfolio	1,813	411	965	56	601	1,916	39	52	3
DFA International Real Estate Securities Portfolio	—	817	192	9	67	701	139	—	—

Total	$81,248	$24,041	$37,119	$4,528	$29,119	$101,817	3,988	$1,623	$523

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Targeted Value Portfolio
2020	$6,713	$7,633	—	$14,346
2021	5,973	—	—	5,973

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Large Value Portfolio
2020	$11,939	$6,061	—	$18,000
2021	11,001	—	—	11,001
VA International Value Portfolio
2020	11,672	—	—	11,672
2021	7,551	—	—	7,551
VA International Small Portfolio
2020	6,752	2,997	—	9,749
2021	6,421	3,126	—	9,547
VA Short-Term Fixed Portfolio
2020	7,178	—	—	7,178
2021	1,996	—	—	1,996
VA Global Bond Portfolio
2020	10,398	—	—	10,398
2021	112	—	—	112
VIT Inflation-Protected Securities Portfolio
2020	2,615	—	—	2,615
2021	2,475	1,009	—	3,484
VA Global Moderate Allocation Portfolio
2020	3,360	889	—	4,249
2021	1,722	1,862	—	3,584
VA Equity Allocation Portfolio
2020	1,301	515	—	1,816
2021	1,478	224	—	1,702

As of October 31, 2021, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$14,919	$26,329	—	$147,935	$189,183
VA U.S. Large Value Portfolio	8,818	—	$(7,212)	237,362	238,968
VA International Value Portfolio	13,266	—	(1,528)	43,903	55,641
VA International Small Portfolio	12,261	16,015	—	46,975	75,251
VA Short-Term Fixed Portfolio	—	—	(132)	(67)	(199)
VA Global Bond Portfolio	2,597	—	—	(5,644)	(3,047)
VIT Inflation-Protected Securities Portfolio	8,556	1,677	—	15,699	25,932
VA Global Moderate Allocation Portfolio	1,611	5,497	—	54,016	61,124
VA Equity Allocation Portfolio	1,462	4,226	—	31,675	37,363

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA U.S. Targeted Value Portfolio	—	—
VA U.S. Large Value Portfolio	$7,212	$7,212
VA International Value Portfolio	1,528	1,528
VA International Small Portfolio	—	—
VA Short-Term Fixed Portfolio	132	132
VA Global Bond Portfolio	—	—
VIT Inflation-Protected Securities Portfolio	—	—
VA Global Moderate Allocation Portfolio	—	—
VA Equity Allocation Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA U.S. Targeted Value Portfolio	$3,475
VA U.S. Large Value Portfolio	9,650
VA International Value Portfolio	9,498
VA Short-Term Fixed Portfolio	45
VA Global Bond Portfolio	2,371

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$393,945	$173,157	$(25,215)	$147,942
VA U.S. Large Value Portfolio	413,440	252,321	(14,959)	237,362
VA International Value Portfolio	384,158	72,485	(28,572)	43,913
VA International Small Portfolio	276,091	81,944	(34,966)	46,978
VA Short-Term Fixed Portfolio	301,174	33	(100)	(67)
VA Global Bond Portfolio	403,690	962	(6,613)	(5,651)
VIT Inflation-Protected Securities Portfolio	204,273	15,705	(6)	15,699
VA Global Moderate Allocation Portfolio	128,709	54,162	(146)	54,016
VA Equity Allocation Portfolio	70,142	31,675	—	31,675

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The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

73

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
VA International Small Portfolio	$—	$43
VA Global Bond Portfolio	325,082	—

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the VA Global Bond Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (1)
VA Global Bond Portfolio	$250	$250

	Liability Derivatives Value
	Total Value at October 31, 2021	Forward Currency Contracts (2)
VA Global Bond Portfolio	$(607)	$(607)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
VA U.S. Targeted Value Portfolio	$13	—	$13	*
VA International Value Portfolio	69	—	69	*
VA International Small Portfolio	19	—	19	*
VA Global Bond Portfolio	(15,591)	$(15,591)	—
VA Equity Allocation Portfolio	11	—	11	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
VA Global Bond Portfolio	$(2,783)	$(2,783)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2021 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
Description			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
VA Global Bond Portfolio
Citibank NA	$92	$92	$(92)	—	—	$329	$329	$(92)	—	$237
Barclays Capital.	20	20	—	—	$20	—	—	—	—	—
Royal Bank of Scotland	124	124	(41)	—	83	41	41	(41)	—	—
State Street Bank and Trust	—	—	—	—	—	222	222	—	—	222
Australia & New Zealand Banking Group Ltd.	—	—	—	—	—	1	1	—	—	1
Bank of America Corp.	13	13	(13)	—	—	13	13	(13)	—	—

Total	$249	$249	$(146)	—	$103	$606	$606	$(146)	—	$460

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

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For the year ended October 31, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
VA U.S. Targeted Value Portfolio	0.84%	$1,076	62	$2	$8,311	—
VA U.S. Large Value Portfolio	0.83%	1,961	61	3	13,026	—
VA International Value Portfolio	0.83%	440	56	1	4,657	—
VA International Small Portfolio	0.84%	480	54	1	5,562	—
VA Global Moderate Allocation Portfolio	0.83%	625	41	1	8,196	—
VA Equity Allocation Portfolio	0.83%	522	67	1	20,285	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$43,979	$9,885	$2,310
VA U.S. Large Value Portfolio	14,413	10,416	431
VA International Value Portfolio	8,827	5,333	(18)
VA International Small Portfolio	5,010	12,251	4,347

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J. Securities Lending:

As of October 31, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$14,546
VA U.S. Large Value Portfolio	128
VA International Value Portfolio	773
VA International Small Portfolio	4,707

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021:

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
VA U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	$14,729	—	—	—	$14,729
VA U.S. Large Value Portfolio
Common Stocks	2,387	—	—	—	2,387
VA International Value Portfolio
Common Stocks, Preferred Stocks	23,973	—	—	—	23,973
VA International Small Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	13,644	—	—	—	13,644
VA Short-Term Fixed Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	12,667	—	—	—	12,667
VA Global Bond Portfolio
Bonds	11,685	—	—	—	11,685

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and

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maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

N. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	6	68%
VA U.S. Large Value Portfolio	6	74%
VA International Value Portfolio	5	76%
VA International Small Portfolio	5	68%
VA Short-Term Fixed Portfolio	5	84%
VA Global Bond Portfolio	7	90%
VIT Inflation-Protected Securities Portfolio	3	83%
VA Global Moderate Allocation Portfolio	5	83%
VA Equity Allocation Portfolio	3	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.

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O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio and schedules of investments of VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
the fund complex) (14 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust – Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 5 investment 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of	137 portfolios in companies	None

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President (since 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

88

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 – 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, Oppenheimer Funds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since 2020) of

•  ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities

Assistant Treasurer (since 2017) of

•  the DFA Fund Complex

Vice President and Assistant Treasurer (since 2020) of

•  ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001

President of

•  the DFA Fund Complex (since 2017)

•  ETF Trust (since 2020)

General Counsel (since 2001) of

•  all the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

89

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

90

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary (since 2020) of

•  ETF Trust

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since 2020)

•  all the DFA Funds

•  ETF Trust

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  ETF Trust (since 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Funds II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017-2018) of

•  Dimensional Fund Advisors Pte. Ltd.

91

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since 2016)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

•  Dimensional Fund Advisors LP

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

92

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

93

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b) (35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
VA U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	—	39%	—	—	—	—	—
VA U.S. Large Value Portfolio	100%	—	—	—	—	100%	—	100%	—	—	—	—	—
VA International Value Portfolio	100%	—	—	—	—	100%	—	81%	—	10%	90%	—	—
VA International Small Portfolio	53%	14%	33%	—	—	100%	—	41%	—	9%	48%	—	100%
VA Short-Term Fixed Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
VA Global Bond Portfolio	100%	—	—	—	—	100%	—	—	25%	—	—	20%	—
VIT Inflation-Protected Securities Portfolio	65%	6%	29%	—	—	100%	—	—	100%	—	—	100%	100%
VA Global Moderate Allocation Portfolio	48%	—	52%	—	—	100%	—	100%	—	3%	28%	—	—
VA Equity Allocation Portfolio	87%	—	13%	—	—	100%	—	65%	—	3%	19%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h) (11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

94

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

95

DFA103121-004A 00267816

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes

†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights

(A)	Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Growth Portfolio vs.

Russell 1000® Growth Index

December 20, 2012-October 31, 2021

U.S. Small Cap Growth Portfolio vs.

Russell 2000® Growth Index

December 20, 2012-October 31, 2021

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International Large Cap Growth Portfolio vs.

MSCI World ex USA Growth Index (net dividends)

December 20, 2012-October 31, 2021

International Small Cap Growth Portfolio vs.

MSCI World ex USA Small Cap Growth Index (net dividends)

December 20, 2012-October 31, 2021

3

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021
Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021
Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021
Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

4

12 Months Ended October 31, 2021
Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021
Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

5

12 Months Ended October 31, 2021
Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

U.S. Large Cap Growth Portfolio

The U.S. Large Cap Growth Portfolio seeks to capture the returns of U.S. large-cap growth stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price, and higher profitability within the U.S. large-cap growth universe. As of October 31, 2021, the Portfolio held approximately 190 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 36.20% for the Portfolio and 43.21% for the Russell 1000® Growth Index, the Portfolio’s benchmark. The Portfolio’s emphasis on growth stocks with higher profitability detracted from performance relative to the benchmark, as higher-profitability growth stocks generally underperformed lower-profitability growth stocks. The Portfolio’s emphasis on growth stocks with smaller market capitalizations within the large cap universe also detracted from relative performance, as these stocks underperformed their larger counterparts.

U.S. Small Cap Growth Portfolio

The U.S. Small Cap Growth Portfolio invests in a broadly diversified group of U.S. small-cap growth stocks, with an emphasis on those with higher profitability. The Portfolio also generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 520 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 50.76% for the Portfolio and 38.45% for the Russell 2000® Growth Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap growth stocks with higher-profitability contributed positively to performance relative to the benchmark, as these stocks outperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as these stocks underperformed.

6

International Large Cap Growth Portfolio

The International Large Cap Growth Portfolio invests in developed ex U.S. large cap growth stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher-profitability within the large-cap growth segment of developed ex U.S. markets. As of October 31, 2021, the Portfolio held approximately 480 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 31.77% for the Portfolio and 30.25% for the MSCI World ex USA Growth Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability growth stocks contributed positively to performance relative to the benchmark, as these stocks outperformed lower-profitability growth stocks in the developed ex U.S. market.

International Small Cap Growth Portfolio

The International Small Cap Growth Portfolio invests in developed ex U.S. small-cap growth stocks, with an emphasis on those with higher profitability. The Portfolio also generally excludes certain companies with high asset growth. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2021, the Portfolio held approximately 1,580 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2021, total returns were 37.31% for the Portfolio and 32.82% for the MSCI World ex USA Small Cap Growth Index (net dividends), the Portfolio’s benchmark. With higher-profitability growth stocks generally outperforming lower-profitability growth stocks, the Portfolio’s greater emphasis on higher-profitability stocks contributed positively to performance relative to the benchmark. The Portfolio’s focus on small caps also contributed positively to performance relative to the benchmark, as larger stocks held by the benchmark underperformed and micro caps outperformed. The Portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance, as these stocks underperformed.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,095.30	0.18%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,058.60	0.36%	$1.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84

8

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,062.50	0.30%	$1.56
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,061.60	0.55%	$2.86
Hypothetical 5% Annual Return	$1,000.00	$1,022.43	0.55%	$2.80

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021 (September 27, 2021 with respect to International Small Cap Growth Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio
Communication Services	1.7%
Consumer Discretionary	19.7%
Consumer Staples	9.6%
Energy	0.2%
Financials	4.0%
Health Care	12.1%
Industrials	12.8%
Information Technology	38.4%
Materials	1.5%

100.0%

U.S. Small Cap Growth Portfolio
Communication Services	2.5%
Consumer Discretionary	18.3%
Consumer Staples	4.8%
Energy	1.0%
Financials	7.1%
Health Care	14.5%
Industrials	24.5%
Information Technology	20.2%
Materials	6.0%
Real Estate	0.8%
Utilities	0.3%

100.0%

International Large Cap Growth Portfolio
Communication Services	6.0%
Consumer Discretionary	14.6%
Consumer Staples	11.0%
Energy	0.9%
Financials	5.0%
Health Care	14.3%
Industrials	23.0%
Information Technology	14.0%
Materials	8.1%
Real Estate	0.6%
Utilities	2.5%

100.0%

10

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Small Cap Growth Portfolio
Communication Services	5.1%
Consumer Discretionary	12.7%
Consumer Staples	6.8%
Energy	1.4%
Financials	7.3%
Health Care	9.5%
Industrials	25.3%
Information Technology	19.2%
Materials	8.4%
Real Estate	1.9%
Utilities	2.4%

100.0%

11

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (1.7%)
* Charter Communications, Inc., Class A	26,500	$17,884,585	0.6%
* Netflix, Inc.	30,063	20,752,789	0.7%
Other Securities		10,203,666	0.4%

TOTAL COMMUNICATION SERVICES		48,841,040	1.7%

CONSUMER DISCRETIONARY — (19.6%)
* Amazon.com, Inc.	42,040	141,776,957	4.8%
eBay, Inc.	276,696	21,228,117	0.7%
Home Depot, Inc.	322,959	120,056,779	4.1%
Lowe’s Cos., Inc.	212,743	49,743,568	1.7%
NIKE, Inc., Class B	210,730	35,253,022	1.2%
* O’Reilly Automotive, Inc.	29,564	18,398,268	0.6%
Starbucks Corp.	343,683	36,454,456	1.2%
Target Corp.	117,211	30,430,320	1.0%
Other Securities		121,745,432	4.3%

TOTAL CONSUMER DISCRETIONARY		575,086,919	19.6%

CONSUMER STAPLES — (9.5%)
Altria Group, Inc.	791,782	34,925,504	1.2%
Coca-Cola Co.	979,791	55,230,819	1.9%
Costco Wholesale Corp.	91,101	44,779,786	1.5%
PepsiCo, Inc.	366,261	59,187,778	2.0%
Other Securities		85,463,345	2.9%

TOTAL CONSUMER STAPLES		279,587,232	9.5%

ENERGY — (0.2%)
Other Security		6,220,647	0.2%

FINANCIALS — (4.0%)
Aon PLC, Class A	60,490	19,351,961	0.7%
MSCI, Inc., Class A	40,997	27,258,085	0.9%
S&P Global, Inc.	69,555	32,980,199	1.1%
Other Securities		37,493,060	1.3%

TOTAL FINANCIALS		117,083,305	4.0%

HEALTH CARE — (12.0%)
AbbVie, Inc.	660,196	75,704,675	2.6%
Amgen, Inc.	232,191	48,056,571	1.6%
Eli Lilly & Co.	241,675	61,569,123	2.1%
* IDEXX Laboratories, Inc.	51,281	34,160,325	1.2%
Merck & Co., Inc.	419,958	36,977,302	1.3%
* Mettler-Toledo International, Inc.	14,091	20,867,080	0.7%
Zoetis, Inc.	98,882	21,378,289	0.7%
Other Securities		54,409,360	1.8%

TOTAL HEALTH CARE		353,122,725	12.0%

INDUSTRIALS — (12.6%)
3M Co.	114,809	20,514,072	0.7%
Honeywell International, Inc.	110,833	24,230,310	0.8%
Illinois Tool Works, Inc.	86,871	19,795,295	0.7%

12

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Lockheed Martin Corp.	78,508	$26,089,779	0.9%
Union Pacific Corp.	221,561	53,484,825	1.8%
United Parcel Service, Inc., Class B	244,120	52,112,296	1.8%
Waste Management, Inc.	122,177	19,576,421	0.7%
Other Securities		156,046,772	5.2%

TOTAL INDUSTRIALS		371,849,770	12.6%

INFORMATION TECHNOLOGY — (38.0%)
Accenture PLC, Class A	157,184	56,396,047	1.9%
* Adobe, Inc.	31,516	20,496,746	0.7%
Apple, Inc.	993,408	148,812,518	5.1%
Applied Materials, Inc.	220,549	30,138,021	1.0%
Automatic Data Processing, Inc.	103,500	23,234,715	0.8%
Broadcom, Inc.	106,958	56,866,360	1.9%
CDW Corp.	96,150	17,946,397	0.6%
Intuit, Inc.	30,620	19,167,814	0.7%
KLA Corp.	66,681	24,856,010	0.9%
Lam Research Corp.	35,132	19,799,341	0.7%
Mastercard, Inc., Class A	294,191	98,706,964	3.4%
Microsoft Corp.	476,572	158,040,807	5.4%
NVIDIA Corp.	211,783	54,146,560	1.8%
Oracle Corp.	745,382	71,511,949	2.4%
Paychex, Inc.	163,496	20,155,787	0.7%
QUALCOMM, Inc.	341,207	45,394,179	1.5%
Texas Instruments, Inc.	231,475	43,396,933	1.5%
# Visa, Inc., Class A	390,424	82,680,090	2.8%
Other Securities		126,815,917	4.2%

TOTAL INFORMATION TECHNOLOGY		1,118,563,155	38.0%

MATERIALS — (1.5%)
Other Securities		44,015,585	1.5%

TOTAL COMMON STOCKS (Cost $1,368,975,689)		2,914,370,378	99.1%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	26,706,896	26,706,896	0.9%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	76,170	881,289	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,396,563,872)		$2,941,958,563	100.0%

13

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of October 31, 2021, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	12/17/21	$20,205,359	$20,686,500	$481,141

Total Futures Contracts			$20,205,359	$20,686,500	$481,141

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$48,841,040	—	—	$48,841,040
Consumer Discretionary	575,086,919	—	—	575,086,919
Consumer Staples	279,587,232	—	—	279,587,232
Energy	6,220,647	—	—	6,220,647
Financials	117,083,305	—	—	117,083,305
Health Care	353,122,725	—	—	353,122,725
Industrials	371,849,770	—	—	371,849,770
Information Technology	1,118,563,155	—	—	1,118,563,155
Materials	44,015,585	—	—	44,015,585
Temporary Cash Investments	26,706,896	—	—	26,706,896
Securities Lending Collateral	—	$881,289	—	881,289
Futures Contracts**	481,141	—	—	481,141

TOTAL	$2,941,558,415	$881,289	—	$2,942,439,704

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

14

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.4%)
*	Ziff Davis, Inc.	42,059	$5,394,908	0.6%
	Other Securities		19,642,048	1.9%

TOTAL COMMUNICATION SERVICES			25,036,956	2.5%

CONSUMER DISCRETIONARY — (17.4%)
*	Crocs, Inc.	61,950	10,001,827	1.0%
*	Fox Factory Holding Corp.	34,239	5,510,767	0.6%
	Hanesbrands, Inc.	299,999	5,111,983	0.5%
#*	Helen of Troy Ltd.	20,365	4,581,107	0.5%
	Installed Building Products, Inc.	34,225	4,348,286	0.4%
#*	Mattel, Inc.	273,861	5,972,908	0.6%
	Murphy USA, Inc.	31,431	5,121,681	0.5%
*	SeaWorld Entertainment, Inc.	98,170	6,233,795	0.6%
	Shutterstock, Inc.	36,425	4,412,889	0.5%
	Tempur Sealy International, Inc.	163,817	7,284,942	0.7%
*	TopBuild Corp.	25,492	6,550,679	0.7%
	Wendy’s Co.	200,091	4,462,029	0.5%
	Other Securities		110,290,167	11.2%

TOTAL CONSUMER DISCRETIONARY			179,883,060	18.3%

CONSUMER STAPLES — (4.6%)
#*	BJ’s Wholesale Club Holdings, Inc.	111,004	6,487,074	0.7%
	Lancaster Colony Corp.	25,923	4,406,910	0.4%
	Other Securities		36,778,709	3.7%

TOTAL CONSUMER STAPLES			47,672,693	4.8%

ENERGY — (0.9%)
	Other Securities		9,736,418	1.0%

FINANCIALS — (6.7%)
	Cohen & Steers, Inc.	46,963	4,456,319	0.5%
	Evercore, Inc., Class A	38,815	5,893,670	0.6%
	First Financial Bankshares, Inc.	87,114	4,418,422	0.4%
	Lazard Ltd., Class A	98,759	4,838,203	0.5%
	Primerica, Inc.	26,854	4,517,917	0.5%
	Other Securities		45,230,681	4.5%

TOTAL FINANCIALS			69,355,212	7.0%

HEALTH CARE — (13.8%)
*	AMN Healthcare Services, Inc.	47,108	4,649,560	0.5%
*	Halozyme Therapeutics, Inc.	124,255	4,730,388	0.5%
*	Medpace Holdings, Inc.	35,599	8,064,953	0.8%
*	R1 RCM, Inc.	213,310	4,628,827	0.5%
*	Tenet Healthcare Corp.	64,607	4,629,738	0.5%
	Other Securities		115,621,722	11.7%

TOTAL HEALTH CARE			142,325,188	14.5%

INDUSTRIALS — (23.3%)
	Armstrong World Industries, Inc.	45,300	4,785,945	0.5%
*	Atkore, Inc.	57,427	5,428,574	0.6%

15

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#*	Avis Budget Group, Inc.	47,666	$8,260,994	0.8%
*	Clean Harbors, Inc.	47,902	5,390,891	0.5%
*	Evoqua Water Technologies Corp.	116,876	4,888,923	0.5%
	Exponent, Inc.	49,829	5,720,369	0.6%
	Herc Holdings, Inc.	26,530	4,829,521	0.5%
	Landstar System, Inc.	33,066	5,813,333	0.6%
	MSA Safety, Inc.	30,855	4,721,741	0.5%
*	Saia, Inc.	25,005	7,817,563	0.8%
#*	SiteOne Landscape Supply, Inc.	24,605	5,781,191	0.6%
	Tetra Tech, Inc.	52,146	9,159,966	0.9%
*	TriNet Group, Inc.	58,213	5,894,066	0.6%
	Other Securities		162,236,987	16.5%

TOTAL INDUSTRIALS			240,730,064	24.5%

INFORMATION TECHNOLOGY — (19.2%)
*	Coherent, Inc.	17,077	4,344,389	0.4%
*	Lattice Semiconductor Corp.	126,572	8,789,160	0.9%
#*	NCR Corp.	123,381	4,878,485	0.5%
*	Novanta, Inc.	34,180	5,898,101	0.6%
	Power Integrations, Inc.	50,898	5,253,183	0.5%
*	Qualys, Inc.	38,512	4,793,974	0.5%
*	Synaptics, Inc.	32,101	6,245,892	0.6%
*	Teradata Corp.	103,961	5,880,034	0.6%
	TTEC Holdings, Inc.	45,852	4,327,970	0.4%
	Other Securities		147,747,124	15.1%

TOTAL INFORMATION TECHNOLOGY			198,158,312	20.1%

MATERIALS — (5.7%)
	Eagle Materials, Inc.	34,414	5,105,661	0.5%
	Graphic Packaging Holding Co.	249,088	4,964,324	0.5%
	Louisiana-Pacific Corp.	89,528	5,275,885	0.5%
	Other Securities		43,780,696	4.5%

TOTAL MATERIALS			59,126,566	6.0%

REAL ESTATE — (0.7%)
	Other Securities		7,474,642	0.8%

UTILITIES — (0.3%)
	Other Security		2,746,678	0.3%

TOTAL COMMON STOCKS			982,245,789	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		69,864	0.0%

TOTAL PREFERRED STOCKS			69,864	0.0%

TOTAL INVESTMENT SECURITIES (Cost $597,361,452)			982,315,653

16

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.025%	2,336,257	$2,336,257	0.2%

SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	4,223,629	48,867,387	5.0%

TOTAL INVESTMENTS—(100.0%) (Cost $648,561,217)		$1,033,519,297	105.0%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,036,956	—	—	$25,036,956
Consumer Discretionary	179,883,060	—	—	179,883,060
Consumer Staples	47,672,693	—	—	47,672,693
Energy	9,736,418	—	—	9,736,418
Financials	69,355,212	—	—	69,355,212
Health Care	142,321,132	$4,056	—	142,325,188
Industrials	240,730,064	—	—	240,730,064
Information Technology	198,158,312	—	—	198,158,312
Materials	59,126,566	—	—	59,126,566
Real Estate	7,474,642	—	—	7,474,642
Utilities	2,746,678	—	—	2,746,678
Preferred Stocks
Communication Services	69,864	—	—	69,864
Temporary Cash Investments	2,336,257	—	—	2,336,257
Securities Lending Collateral	—	48,867,387	—	48,867,387

TOTAL	$984,647,854	$48,871,443	—	$1,033,519,297

See accompanying Notes to Financial Statements.

17

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.5%)
AUSTRALIA — (5.6%)
# BHP Group Ltd.	165,660	$4,550,180	0.7%
CSL Ltd.	29,754	6,770,234	1.0%
Other Securities		27,787,219	4.2%

TOTAL AUSTRALIA		39,107,633	5.9%

AUSTRIA — (0.1%)
Other Securities		963,567	0.1%

BELGIUM — (0.9%)
Other Securities		5,966,296	0.9%

CANADA — (9.1%)
Canadian National Railway Co.	41,022	5,452,234	0.8%
Constellation Software, Inc.	3,145	5,527,104	0.8%
Other Securities		52,524,154	8.0%

TOTAL CANADA		63,503,492	9.6%

DENMARK — (2.5%)
Novo Nordisk AS, Class B	146,610	16,076,499	2.4%
Other Security		1,324,835	0.2%

TOTAL DENMARK		17,401,334	2.6%

FINLAND — (1.0%)
Other Securities		7,255,119	1.1%

FRANCE — (9.9%)
Air Liquide SA	31,945	5,333,463	0.8%
* Airbus SE	60,661	7,781,716	1.2%
Hermes International	2,935	4,660,530	0.7%
Kering SA	6,880	5,163,677	0.8%
Legrand SA	35,691	3,893,532	0.6%
LVMH Moet Hennessy Louis Vuitton SE	22,088	17,319,676	2.6%
STMicroelectronics NV	82,378	3,911,208	0.6%
Teleperformance	9,381	3,918,553	0.6%
Other Securities		16,475,818	2.4%

TOTAL FRANCE		68,458,173	10.3%

GERMANY — (7.5%)
Adidas AG	13,494	4,416,603	0.7%
Deutsche Boerse AG	21,981	3,649,001	0.6%
Deutsche Post AG	103,523	6,408,796	1.0%
Deutsche Telekom AG	347,287	6,458,548	1.0%
E.ON SE	375,949	4,766,958	0.7%
Infineon Technologies AG	81,170	3,801,299	0.6%
SAP SE	31,288	4,530,849	0.7%
Other Securities		18,034,854	2.6%

TOTAL GERMANY		52,066,908	7.9%

HONG KONG — (2.1%)
AIA Group Ltd.	341,800	3,830,556	0.6%

18

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Hong Kong Exchanges & Clearing Ltd.	89,890	$5,415,127	0.8%
Techtronic Industries Co. Ltd.	171,500	3,523,511	0.5%
Other Securities		2,111,724	0.4%

TOTAL HONG KONG		14,880,918	2.3%

IRELAND — (0.6%)
Other Securities		3,862,550	0.6%

ISRAEL — (0.4%)
Other Securities		2,648,673	0.4%

ITALY — (1.7%)
Other Securities		12,034,851	1.8%

JAPAN — (20.1%)
Fast Retailing Co. Ltd.	5,000	3,319,088	0.5%
Fujitsu Ltd.	20,500	3,543,008	0.5%
KDDI Corp.	199,200	6,091,533	0.9%
Nintendo Co. Ltd.	8,200	3,621,587	0.6%
Recruit Holdings Co. Ltd.	84,200	5,600,900	0.9%
Shin-Etsu Chemical Co. Ltd.	18,400	3,281,328	0.5%
Sony Group Corp.	110,200	12,760,751	1.9%
Tokyo Electron Ltd.	13,700	6,384,651	1.0%
Other Securities		95,152,985	14.3%

TOTAL JAPAN		139,755,831	21.1%

NETHERLANDS — (3.8%)
ASML Holding NV	3,091	2,512,673	0.4%
ASML Holding NV	19,906	16,181,189	2.5%
Wolters Kluwer NV	59,069	6,185,613	0.9%
Other Securities		1,847,335	0.2%

TOTAL NETHERLANDS		26,726,810	4.0%

NEW ZEALAND — (0.2%)
Other Securities		1,374,637	0.2%

NORWAY — (0.8%)
Other Securities		5,496,314	0.8%

PORTUGAL — (0.1%)
Other Securities		404,165	0.1%

SINGAPORE — (0.6%)
Other Securities		3,913,866	0.6%

SPAIN — (1.6%)
Other Securities		10,950,487	1.7%

SWEDEN — (2.9%)
# Atlas Copco AB, Class A	63,342	4,079,142	0.6%
Other Securities		16,230,038	2.5%

TOTAL SWEDEN		20,309,180	3.1%

19

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (9.2%)
Geberit AG	5,082	$3,968,801	0.6%
Kuehne + Nagel International AG	13,649	4,298,758	0.7%
Nestle SA	80,928	10,674,984	1.6%
Partners Group Holding AG	2,289	3,998,778	0.6%
Roche Holding AG	2,118	911,000	0.1%
Roche Holding AG	54,937	21,282,262	3.2%
SGS SA	1,431	4,236,503	0.6%
Sika AG	30,158	10,216,916	1.5%
Other Securities		4,048,125	0.7%

TOTAL SWITZERLAND		63,636,127	9.6%

UNITED KINGDOM — (13.8%)
Ashtead Group PLC	91,718	7,686,897	1.2%
AstraZeneca PLC	15,702	1,964,341	0.3%
AstraZeneca PLC, Sponsored ADR	107,948	6,733,796	1.0%
# Diageo PLC, Sponsored ADR	25,948	5,181,037	0.8%
Experian PLC	123,602	5,667,300	0.9%
Ferguson PLC	24,257	3,649,728	0.6%
# GlaxoSmithKline PLC, Sponsored ADR	172,845	7,316,529	1.1%
Imperial Brands PLC	190,420	4,018,085	0.6%
SSE PLC	189,291	4,262,756	0.6%
Unilever PLC	712	38,122	0.0%
Unilever PLC, Sponsored ADR	182,457	9,776,046	1.5%
Other Securities		39,834,712	5.9%

TOTAL UNITED KINGDOM		96,129,349	14.5%

TOTAL COMMON STOCKS		656,846,280	99.2%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		2,608,755	0.4%

TOTAL INVESTMENT SECURITIES (Cost $432,012,420)		659,455,035

		Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	3,044,467	35,224,484	5.3%

TOTAL INVESTMENTS—(100.0%) (Cost $467,232,456)		$694,679,519	104.9%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,008,233	$38,099,400	—	$39,107,633
Austria	—	963,567	—	963,567
Belgium	109,890	5,856,406	—	5,966,296
Canada	63,503,492	—	—	63,503,492

20

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$17,401,334	—	$17,401,334
Finland	—	7,255,119	—	7,255,119
France	$207,044	68,251,129	—	68,458,173
Germany	749,526	51,317,382	—	52,066,908
Hong Kong	—	14,880,918	—	14,880,918
Ireland	—	3,862,550	—	3,862,550
Israel	953,303	1,695,370	—	2,648,673
Italy	1,991,966	10,042,885	—	12,034,851
Japan	—	139,755,831	—	139,755,831
Netherlands	16,386,471	10,340,339	—	26,726,810
New Zealand	—	1,374,637	—	1,374,637
Norway	—	5,496,314	—	5,496,314
Portugal	—	404,165	—	404,165
Singapore	—	3,913,866	—	3,913,866
Spain	—	10,950,487	—	10,950,487
Sweden	—	20,309,180	—	20,309,180
Switzerland	1,654,705	61,981,422	—	63,636,127
United Kingdom	33,340,973	62,788,376	—	96,129,349
Preferred Stocks
Germany	—	2,608,755	—	2,608,755
Securities Lending Collateral	—	35,224,484	—	35,224,484

TOTAL	$119,905,603	$574,773,916	—	$694,679,519

See accompanying Notes to Financial Statements.

21

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (95.3%)
	AUSTRALIA — (7.0%)
	Carsales.com Ltd.	56,457	$1,056,544	0.4%
*	Lynas Rare Earths Ltd.	222,695	1,242,304	0.5%
	Other Securities		17,088,418	6.4%

	TOTAL AUSTRALIA		19,387,266	7.3%

	AUSTRIA — (1.2%)
	ANDRITZ AG	20,951	1,189,985	0.4%
	Wienerberger AG	23,545	833,506	0.3%
	Other Securities		1,416,705	0.6%

	TOTAL AUSTRIA		3,440,196	1.3%

	BELGIUM — (1.2%)
	Other Securities		3,455,086	1.3%

	CANADA — (10.1%)
*	Aritzia, Inc.	21,226	835,937	0.3%
	CI Financial Corp.	51,572	1,175,955	0.5%
	Colliers International Group, Inc.	8,919	1,293,889	0.5%
	Finning International, Inc.	29,763	881,154	0.3%
#	Gibson Energy, Inc.	39,180	789,552	0.3%
*	Kinaxis, Inc.	6,150	954,502	0.4%
#	Parkland Corp.	30,653	891,899	0.3%
#	Premium Brands Holdings Corp., Class A	8,550	924,016	0.4%
	Stantec, Inc.	24,160	1,335,281	0.5%
	TFI International, Inc.	11,477	1,272,615	0.5%
	Other Securities		17,630,999	6.5%

	TOTAL CANADA		27,985,799	10.5%

	DENMARK — (1.9%)
	Royal Unibrew AS	12,828	1,593,563	0.6%
	SimCorp AS	9,777	1,183,939	0.4%
	Other Securities		2,577,682	1.0%

	TOTAL DENMARK		5,355,184	2.0%

	FINLAND — (2.2%)
	Orion Oyj, Class B	26,317	1,139,621	0.4%
#	Valmet Oyj	30,958	1,256,771	0.5%
	Other Securities		3,585,297	1.3%

	TOTAL FINLAND		5,981,689	2.2%

	FRANCE — (4.6%)
	Alten SA	5,251	846,148	0.3%
Ω	Euronext NV	14,272	1,605,663	0.6%
	Faurecia SE	14,645	764,879	0.3%
*	SOITEC	5,735	1,526,949	0.6%
	Valeo	25,805	758,204	0.3%
	Other Securities		7,330,316	2.7%

	TOTAL FRANCE		12,832,159	4.8%

22

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (7.0%)
Bechtle AG	18,405	$1,380,628	0.5%
* Evotec SE	28,193	1,366,653	0.5%
GEA Group AG	18,828	927,301	0.4%
Other Securities		15,767,737	5.9%

TOTAL GERMANY		19,442,319	7.3%

HONG KONG — (2.0%)
SITC International Holdings Co. Ltd.	232,000	784,123	0.3%
Other Securities		4,766,177	1.8%

TOTAL HONG KONG		5,550,300	2.1%

IRELAND — (0.4%)
Glanbia PLC	46,374	757,338	0.3%
Other Securities		407,395	0.1%

TOTAL IRELAND		1,164,733	0.4%

ISRAEL — (1.5%)
Other Securities		4,054,160	1.5%

ITALY — (3.2%)
Reply SpA	4,704	913,062	0.3%
Other Securities		8,075,170	3.1%

TOTAL ITALY		8,988,232	3.4%

JAPAN — (21.6%)
Other Securities		60,160,776	22.5%

NETHERLANDS — (2.1%)
BE Semiconductor Industries NV	19,227	1,756,689	0.7%
Other Securities		4,217,781	1.5%

TOTAL NETHERLANDS		5,974,470	2.2%

NEW ZEALAND — (0.6%)
Other Securities		1,711,438	0.6%

NORWAY — (1.1%)
Other Securities		3,004,238	1.1%

PORTUGAL — (0.2%)
Other Securities		627,349	0.2%

SINGAPORE — (0.7%)
Other Securities		1,914,664	0.7%

SPAIN — (1.7%)
Other Securities		4,621,423	1.7%

SWEDEN — (4.1%)
Other Securities		11,471,734	4.3%

SWITZERLAND — (7.4%)
Bachem Holding AG, Class B	1,343	1,081,059	0.4%

23

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
	Belimo Holding AG	2,560	$1,488,347	0.6%
Ω	Galenica AG	11,690	856,256	0.3%
	Georg Fischer AG	663	1,003,154	0.4%
	Interroll Holding AG	173	839,309	0.3%
	Siegfried Holding AG	1,058	1,017,629	0.4%
	SIG Combibloc Group AG	59,494	1,555,928	0.6%
Ω	VAT Group AG	7,219	3,450,903	1.3%
	Other Securities		9,350,695	3.4%

	TOTAL SWITZERLAND		20,643,280	7.7%

	UNITED KINGDOM — (13.4%)
	Britvic PLC	65,041	789,580	0.3%
	Diploma PLC	28,361	1,165,555	0.4%
	Electrocomponents PLC	70,302	1,081,637	0.4%
	Fevertree Drinks PLC	28,394	883,530	0.3%
	Games Workshop Group PLC	8,021	1,059,429	0.4%
	Greggs PLC	26,972	1,127,347	0.4%
	IG Group Holdings PLC	72,607	787,835	0.3%
	IMI PLC	58,966	1,316,820	0.5%
	Rotork PLC	217,282	1,050,364	0.4%
	Softcat PLC	30,455	809,416	0.3%
	Ultra Electronics Holdings PLC	17,948	795,305	0.3%
	Other Securities		26,385,307	9.9%

	TOTAL UNITED KINGDOM.		37,252,125	13.9%

	UNITED STATES — (0.1%)
	Other Securities		150,219	0.1%

	TOTAL COMMON STOCKS.		265,168,839	99.1%

	PREFERRED STOCKS — (0.5%)
	GERMANY — (0.5%)
	FUCHS PETROLUB SE	17,156	822,815	0.3%
	Other Securities		717,956	0.3%

	TOTAL GERMANY		1,540,771	0.6%

	RIGHTS/WARRANTS — (0.0%)
	PORTUGAL — (0.0%)
	Other Security		502	0.0%

	SPAIN — (0.0%)
	Other Security		7,237	0.0%

	TOTAL RIGHTS/WARRANTS		7,739	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $177,756,882)		266,717,349

24

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	1,002,986	$11,604,552	4.4%

TOTAL INVESTMENTS—(100.0%) (Cost $189,360,305)		$278,321,901	104.1%

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$19,387,266	—	$19,387,266
Austria	—	3,440,196	—	3,440,196
Belgium	—	3,455,086	—	3,455,086
Canada	$27,985,799	—	—	27,985,799
Denmark	—	5,355,184	—	5,355,184
Finland	—	5,981,689	—	5,981,689
France.	—	12,832,159	—	12,832,159
Germany	—	19,442,319	—	19,442,319
Hong Kong	—	5,533,313	$16,987	5,550,300
Ireland	—	1,164,733	—	1,164,733
Israel	308,072	3,746,088	—	4,054,160
Italy	—	8,988,232	—	8,988,232
Japan	—	60,160,776	—	60,160,776
Netherlands	—	5,974,470	—	5,974,470
New Zealand	—	1,711,438	—	1,711,438
Norway	—	3,004,238	—	3,004,238
Portugal	—	627,349	—	627,349
Singapore	—	1,901,991	12,673	1,914,664
Spain	—	4,621,423	—	4,621,423
Sweden	—	11,471,734	—	11,471,734
Switzerland	43,746	20,599,534	—	20,643,280
United Kingdom	42,998	37,209,127	—	37,252,125
United States	—	150,219	—	150,219
Preferred Stocks
Germany	—	1,540,771	—	1,540,771
Rights/Warrants
Portugal	—	502	—	502
Spain	—	7,237	—	7,237
Securities Lending Collateral	—	11,604,552	—	11,604,552

TOTAL	$28,380,615	$249,911,626	$29,660^	$278,321,901

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $73,644, $80,860, $39,542 and $15,235 of securities on loan, respectively)	$2,914,371	$982,316	$659,455	$266,717
Temporary Cash Investments at Value & Cost	26,707	2,336	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $881, $48,864, $35,220 and $11,603, respectively)	881	48,867	35,224	11,605
Segregated Cash for Futures Contracts	1,035	—	—	—
Foreign Currencies at Value	—	—	934	269
Cash	—	—	741	2,110
Receivables:
Investment Securities Sold	3,908	1,750	—	—
Dividends and Interest.	2,136	132	1,760	596
Securities Lending Income	10	8	9	15
Fund Shares Sold	910	1,147	209	62
Futures Margin Variation	42	—	—	—
Prepaid Expenses and Other Assets	23	9	9	7

Total Assets	2,950,023	1,036,565	698,341	281,381

LIABILITIES:
Payables:
Upon Return of Securities Loaned	885	48,876	35,226	11,607
Investment Securities Purchased	3,942	2,260	278	1,985
Fund Shares Redeemed	2,008	411	185	119
Due to Advisor	362	268	138	112
Accrued Expenses and Other Liabilities	369	121	113	91

Total Liabilities	7,566	51,936	35,940	13,914

NET ASSETS	$2,942,457	$984,629	$662,401	$267,467

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,942,457; $984,629; $662,401 and $267,467 and shares outstanding of 89,874,494, 35,196,685, 38,168,104 and 13,345,462, respectively	$32.74	$27.98	$17.35	$20.04

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,368,976	$597,361	$432,012	$177,757

Foreign Currencies at Cost	$—	$—	$932	$271

NET ASSETS CONSIST OF:
Paid-In Capital	$1,216,203	$531,596	$462,876	$161,928
Total Distributable Earnings (Loss)	1,726,254	453,033	199,525	105,539

NET ASSETS	$2,942,457	$984,629	$662,401	$267,467

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio#	U.S. Small Cap Growth Portfolio#	International Large Cap Growth Portfolio#	International Small Cap Growth Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $11, $1,020 and $512, respectively)	$41,955	$9,095	$13,655	$4,815
Income from Securities Lending	94	127	108	280

Total Investment Income	42,049	9,222	13,763	5,095

Fund Expenses
Investment Management Fees	4,109	3,005	1,468	1,226
Accounting & Transfer Agent Fees	531	173	133	53
Custodian Fees	29	15	54	63
Filing Fees	124	57	62	30
Shareholders’ Reports	103	51	44	30
Directors’/Trustees’ Fees & Expenses	30	10	7	3
Professional Fees	35	12	8	3
Previously Waived Fees Recovered by Advisor (Note C)	14	—	131	12
Other	65	26	26	14

Total Fund Expenses	5,040	3,349	1,933	1,434

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	17	30
Fees Paid Indirectly (Note C)	—	—	6	—

Net Expenses	5,040	3,349	1,910	1,404

Net Investment Income (Loss)	37,009	5,873	11,853	3,691

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	208,278	96,692	14,203	22,700
Affiliated Investment Companies Shares Sold	(3)	(6)	(2)	—
Futures	6,236	46	126	112
Foreign Currency Transactions	—	—	37	(24)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	574,692	243,366	138,599	51,061
Affiliated Investment Companies Shares	—	(2)	—	—
Futures	498	—	(7)	(4)
Translation of Foreign Currency-Denominated Amounts	—	—	(20)	(10)

Net Realized and Unrealized Gain (Loss)	789,701	340,096	152,936	73,835

Net Increase (Decrease) in Net Assets Resulting from Operations	$826,710	$345,969	$164,789	$77,526

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,009	$41,785	$5,873	$4,556	$11,853	$9,019	$3,691	$2,868
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	208,278	(16,386)	96,692	(21,096)	14,203	(14,042)	22,700	(5,358)
Affiliated Investment Companies Shares Sold	(3)	(4)	(6)	(5)	(2)	(4)	—	(2)
Futures	6,236	369	46	(512)	126	(1,442)	112	395
Foreign Currency Transactions	—	—	—	—	37	(21)	(24)	(15)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	574,692	250,128	243,366	25,466	138,599	13,719	51,061	18,326
Affiliated Investment Companies Shares	—	(2)	(2)	(1)	—	3	—	1
Futures	498	(17)	—	—	(7)	7	(4)	4
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(20)	41	(10)	9

Net Increase (Decrease) in Net Assets Resulting from Operations	826,710	275,873	345,969	8,408	164,789	7,280	77,526	16,228

Distributions:
Institutional Class Shares	(35,282)	(60,048)	(5,339)	(8,007)	(11,245)	(8,566)	(3,390)	(3,765)
Capital Share Transactions (1):
Shares Issued	420,570	1,018,323	190,730	323,176	102,392	306,613	29,541	80,422
Shares Issued in Lieu of Cash Distributions	35,001	59,721	5,267	7,942	11,197	8,499	3,324	3,724
Shares Redeemed	(698,282)	(1,096,408)	(246,812)	(258,334)	(127,751)	(204,924)	(55,224)	(87,832)

Net Increase (Decrease) from Capital Share Transactions	(242,711)	(18,364)	(50,815)	72,784	(14,162)	110,188	(22,359)	(3,686)

Total Increase (Decrease) in Net Assets	548,717	197,461	289,815	73,185	139,382	108,902	51,777	8,777
Net Assets
Beginning of Year	2,393,740	2,196,279	694,814	621,629	523,019	414,117	215,690	206,913

End of Year	$2,942,457	$2,393,740	$984,629	$694,814	$662,401	$523,019	$267,467	$215,690

(1) Shares Issued and Redeemed:
Shares Issued	14,412	44,824	7,679	18,935	6,310	23,927	1,616	6,554
Shares Issued in Lieu of Cash Distributions	1,191	2,644	211	454	676	656	179	259
Shares Redeemed	(24,042)	(48,421)	(9,918)	(15,765)	(7,856)	(16,673)	(3,030)	(6,769)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,439)	(953)	(2,028)	3,624	(870)	7,910	(1,235)	44

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio					U.S. Small Cap Growth Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$24.35	$22.13	$19.78	$18.22	$14.91	$18.67	$18.50	$18.19	$18.25	$14.66

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.39	0.38	0.37	0.30	0.16	0.12	0.15	0.15	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	8.37	2.41	2.81	1.59	3.30	9.30	0.27	1.00	0.12	3.68

Total from Investment Operations	8.77	2.80	3.19	1.96	3.60	9.46	0.39	1.15	0.27	3.82

Less Distributions:
Net Investment Income	(0.38)	(0.38)	(0.35)	(0.35)	(0.29)	(0.15)	(0.12)	(0.15)	(0.15)	(0.14)
Net Realized Gains	—	(0.20)	(0.49)	(0.05)	—	—	(0.10)	(0.69)	(0.18)	(0.09)

Total Distributions	(0.38)	(0.58)	(0.84)	(0.40)	(0.29)	(0.15)	(0.22)	(0.84)	(0.33)	(0.23)

Net Asset Value, End of Year	$32.74	$24.35	$22.13	$19.78	$18.22	$27.98	$18.67	$18.50	$18.19	$18.25

Total Return	36.20%	12.89%	16.87%	10.72%	24.34%	50.76%	2.23%	7.04%	1.43%	26.15%

Net Assets, End of Year (thousands)	$2,942,457	$2,393,740	$2,196,279	$1,961,442	$1,645,255	$984,629	$694,814	$621,629	$591,766	$508,137
Ratio of Expenses to Average Net Assets	0.18%	0.19%	0.20%	0.19%	0.20%	0.37%	0.38%	0.39%	0.38%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18%	0.19%	0.20%	0.19%	0.19%	0.37%	0.38%	0.39%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.69%	1.83%	1.83%	1.78%	0.64%	0.68%	0.84%	0.78%	0.85%
Portfolio Turnover Rate	11%	20%	11%	19%	14%	29%	32%	24%	23%	27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio					International Small Cap Growth Portfolio
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$13.40	$13.30	$11.83	$13.00	$10.78	$14.79	$14.23	$13.92	$15.83	$12.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.23	0.30	0.30	0.27	0.27	0.19	0.30	0.33	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	3.93	0.09	1.46	(1.18)	2.21	5.23	0.62	0.69	(1.53)	3.16

Total from Investment Operations	4.24	0.32	1.76	(0.88)	2.48	5.50	0.81	0.99	(1.20)	3.44

Less Distributions:
Net Investment Income	(0.29)	(0.22)	(0.29)	(0.29)	(0.26)	(0.25)	(0.18)	(0.28)	(0.32)	(0.28)
Net Realized Gains	—	—	—	—	—	—	(0.07)	(0.40)	(0.39)	(0.02)

Total Distributions	(0.29)	(0.22)	(0.29)	(0.29)	(0.26)	(0.25)	(0.25)	(0.68)	(0.71)	(0.30)

Net Asset Value, End of Year	$17.35	$13.40	$13.30	$11.83	$13.00	$20.04	$14.79	$14.23	$13.92	$15.83

Total Return	31.77%	2.50%	15.01%	(6.92%)	23.23%	37.31%	5.75%	7.64%	(8.00%)	27.49%

Net Assets, End of Year (thousands)	$662,401	$523,019	$414,117	$312,302	$322,796	$267,467	$215,690	$206,913	$182,527	$177,770
Ratio of Expenses to Average Net Assets	0.30%	0.29%	0.29%	0.30%	0.30%	0.55%	0.55%	0.54%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.30%	0.33%	0.30%	0.31%	0.56%	0.58%	0.61%	0.57%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.78%	2.39%	2.30%	2.29%	1.45%	1.35%	2.21%	2.08%	1.97%
Portfolio Turnover Rate	14%	17%	20%	19%	21%	24%	34%	35%	30%	27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, on behalf of the International Equity Portfolios the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

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The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2021, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.33%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.48%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021 and the previously waived fees/expenses

33

assumed subject to future recovery by the Advisor as of October 31, 2021 are also reflected below (amounts in thousands). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Growth Portfolio	0.20%	$14	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—	—
International Large Cap Growth Portfolio	0.30%	131	$17	$36
International Small Cap Growth Portfolio	0.55%	12	30	201

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2021, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
International Large Cap Growth Portfolio	$6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	$33
U.S. Small Cap Growth Portfolio	10
International Large Cap Growth Portfolio	7
International Small Cap Growth Portfolio	3

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E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$304,467	$545,034
U.S. Small Cap Growth Portfolio	258,423	287,687
International Large Cap Growth Portfolio	84,954	98,149
International Small Cap Growth Portfolio	60,022	79,796

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$1,017	$153,794	$153,927	$(3)	—	$881	76	$6	—

Total	$1,017	$153,794	$153,927	$(3)	—	$881	76	$6	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$52,286	$526,555	$529,966	$(6)	$(2)	$48,867	4,224	$40	—

Total	$52,286	$526,555	$529,966	$(6)	$(2)	$48,867	4,224	$40	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$20,538	$172,048	$157,360	$(2)	—	$35,224	3,044	$17	—

Total	$20,538	$172,048	$157,360	$(2)	—	$35,224	3,044	$17	—

International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$12,498	$59,274	$60,167	—	—	$11,605	1,003	$8	—

Total	$12,498	$59,274	$60,167	—	—	$11,605	1,003	$8	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Growth Portfolio
2020	$39,921	$20,127	—	$60,048
2021	35,282	—	—	35,282
U.S. Small Cap Growth Portfolio
2020	4,848	3,160	—	8,008
2021	5,339	—	—	5,339
International Large Cap Growth Portfolio
2020	8,566	—	—	8,566
2021	11,245	—	—	11,245
International Small Cap Growth Portfolio
2020	2,789	975	—	3,764
2021	3,390	—	—	3,390

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(2,441)	$(18,100)	$(20,541)
U.S. Small Cap Growth Portfolio	(726)	(7,169)	(7,895)
International Large Cap Growth Portfolio	(382)	—	(382)
International Small Cap Growth Portfolio	(646)	(967)	(1,613)

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As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	—	$180,891	—	$1,545,394	$1,726,285
U.S. Small Cap Growth Portfolio	$3,863	63,249	—	385,931	453,043
International Large Cap Growth Portfolio	988	—	$(28,735)	227,281	199,534
International Small Cap Growth Portfolio	2,850	14,355	—	88,336	105,541

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Large Cap Growth Portfolio	—	—
U.S. Small Cap Growth Portfolio	—	—
International Large Cap Growth Portfolio	$28,735	$28,735
International Small Cap Growth Portfolio	—	—

During the year ended October 31, 2021, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Growth Portfolio	$16,018
U.S. Small Cap Growth Portfolio	21,532
International Large Cap Growth Portfolio	13,678
International Small Cap Growth Portfolio	5,007

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$1,396,565	$1,563,406	$(18,012)	$1,545,394
U.S. Small Cap Growth Portfolio	647,590	396,450	(10,520)	385,930
International Large Cap Growth Portfolio	467,415	238,165	(10,900)	227,265
International Small Cap Growth Portfolio	189,982	95,758	(7,418)	88,340

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any

37

Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$18,826
U.S. Small Cap Growth Portfolio	431
International Large Cap Growth Portfolio	411
International Small Cap Growth Portfolio	218

*	Average Notional Value of futures contracts

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The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Equity Contracts *,(1)
U.S. Large Cap Growth Portfolio	$481	$481

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$6,236	$6,236
U.S. Small Cap Growth Portfolio	46	46	*
International Large Cap Growth Portfolio	126	126	*
International Small Cap Growth Portfolio	112	112	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$498	$498
International Large Cap Growth Portfolio	(7)	(7)
International Small Cap Growth Portfolio	(4)	(4)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
U.S. Large Cap Growth Portfolio	0.84%	$10,106	6	$1	$14,267	—
U.S. Small Cap Growth Portfolio	0.83%	1,500	67	2	12,937	—
International Large Cap Growth Portfolio	0.83%	411	49	—	1,671	—
International Small Cap Growth Portfolio	0.83%	491	69	1	4,040	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the year ended October 31, 2021, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$54,990	$178,417	$50,252
U.S. Small Cap Growth Portfolio	56,955	52,287	4,568
International Large Cap Growth Portfolio	25,156	19,633	212
International Small Cap Growth Portfolio	4,414	12,416	2,349

J. Securities Lending:

As of October 31, 2021, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Growth Portfolio	$74,244
U.S. Small Cap Growth Portfolio	34,538
International Large Cap Growth Portfolio	5,825
International Small Cap Growth Portfolio	4,727

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021:

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Cap Growth Portfolio
Common Stocks	$885	—	—	—	$885
U.S. Small Cap Growth Portfolio
Common Stocks	48,876	—	—	—	48,876
International Large Cap Growth Portfolio
Common Stocks	35,226	—	—	—	35,226
International Small Cap Growth Portfolio
Common Stocks	11,607	—	—	—	11,607

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

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M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

N. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	79%
U.S. Small Cap Growth Portfolio	3	78%
International Large Cap Growth Portfolio	3	86%
International Small Cap Growth Portfolio	3	85%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust - Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	137 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

47

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of • all the DFA Entities (since 2001) • DFA Australia Limited (since 2002)
• Dimensional Fund Advisors Ltd. (since 2002)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • ETF Trust (since 2020)

Vice President (since January 2018) of

• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of • all the DFA Entities (since 2017)
• ETF Trust (since 2020)

Director (since 2017) of

• Dimensional Holdings Inc.
• Dimensional Fund Advisors Canada ULC
• Dimensional Japan Ltd.
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Ltd.
• DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

• Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

• Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

• all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of • all the DFA Entities (since 2017)
• ETF Trust (since 2020)

Director and Vice President (since 2016) of

• Dimensional Japan Ltd.

President and Director (since 2016) of

• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

• DFA Australia Limited

Director (since 2016) of

• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited

48

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President (since 2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

• all the DFA Entities

Formerly, Vice President (2010 – 2016) of

• Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

• Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021	Chief Operating Officer (since June 2021) of • the DFA Fund Complex
• ETF Trust

Executive Vice President (since January 2020)

• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Chief Operating Officer (since December 2019)

• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

• the DFA Fund Complex
• ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

• BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021	Vice President (since June 2021) of • the DFA Fund Complex
• ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

• DFA Australia Limited
• Dimensional Fund Advisors Canada ULC
• DFA Securities LLC
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors LP
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Holdings Inc.
• Dimensional Hong Kong Limited
• Dimensional Investment LLC

Vice President (since March 2021) of

• Dimensional Ireland Limited

49

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 - 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of • the DFA Fund Complex • ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of • all the DFA Entities

Vice President (since 2020) of

• ETF Trust

Vice President and Assistant Secretary (since 2010) of

• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Vice President and Assistant Treasurer (since 2020) of • ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

• Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President, Chief Financial Officer, and Treasurer (since June 2021) of • the DFA Fund Complex • ETF Trust

Formerly, Director (May 2019 – January 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

• OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001	President of • the DFA Fund Complex (since 2017) • ETF Trust (since 2020) General Counsel (since 2001) of • all the DFA Entities Executive Vice President (since 2017) and Secretary (since 2000) of

• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

50

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• the DFA Fund Complex

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex • ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

• DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

• DFA Fund Complex

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

51

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•   the DFA Fund Complex

Vice President and Secretary (since 2020) of

•   ETF Trust

Vice President (since 2010) and Assistant Secretary (since 2016) of

• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020	Chief Compliance Officer (since 2020) • all the DFA Funds • ETF Trust

Vice President (since 2016) of

• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan

• Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•   all the DFA Entities (since 2017)

•   Dimensional Fund Advisors Canada ULC (since 2017)

•   ETF Trust (since 2020) Director, Chief Investment Officer and

Vice President (since 2017) of

•   DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

• Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

• Dimensional Cayman Commodity Fund I Ltd.

Director of

• Dimensional Funds plc (since 2014)
• Dimensional Funds II plc (since 2014)
• Dimensional Holdings Inc. (since 2017)
• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

• Dimensional Japan Ltd. (2016 – 2017)
• DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

• all the DFA Entities

Formerly, Vice President (2007 – 2017) of

• all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2017-2018) of

• Dimensional Fund Advisors Pte. Ltd.

52

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020	Vice President and Assistant Treasurer (since 2020) of • the DFA Fund Complex • ETF Trust

Vice President (since 2016)

• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

53

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

54

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Large Cap Growth Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	—	—
U.S. Small Cap Growth Portfolio	100%	—	—	—	—	100%	100%	62%	—	—	—	—	—
International Large Cap Growth Portfolio	100%	—	—	—	—	100%	—	100%	—	8%	100%	—	—
International Small Cap Growth Portfolio	100%	—	—	—	—	100%	—	55%	—	12%	66%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

55

DFA103121-041A 00267822

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional Retirement Income Fund vs.

S&P Global BMI Index (net dividends),

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved. FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	10.60%	5.72%	5.38%

2

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
64.30%
Russell 2000® Value Index (small-cap value stocks)
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

3

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

4

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2021

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2021. Longer-term government bonds generally underperformed short-term government bonds for the period. Bond yields also increased in Japan, Germany, Italy, Spain, and the U.K., resulting in the general underperformance of longer-term government bonds in these markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2021. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -0.21%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -4.90%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -0.26%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -5.40%.

	October 31, 2020	October 31, 2021	Change
One-Month Treasury Bill (yield)	0.08%	0.06%	-0.02%
Ten-Year U.S. Treasury Notes (yield)	0.88%	1.55%	0.67%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

5

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the shorter end of their eligible duration range, reflecting the relatively flat ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach generally extended durations towards the longer end of their eligible range, reflecting a steepening of the curve in the shorter end of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach continued to focus on the longer end of their eligible duration ranges, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves. Realized term premiums were generally negative for government securities but positive for credit securities during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were, however, generally positive for municipal securities for the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums.

Credit spreads began the period relatively wide and then narrowed throughout the period, resulting in smaller expected credit premiums. As a result, the variable credit Portfolios began the period focused on single-A, BBB, and where allowable, BB rated bonds. As credit spreads narrowed during the period, the variable credit Portfolios generally decreased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive, as corporate bonds outperformed their duration-matched government bond counterparts. Corporate bonds also generally outperformed securitized bonds for the period.

Dimensional Retirement Income Fund

The Dimensional Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA One-Year Fixed Income Portfolio and the DFA Inflation-Protected Securities Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 10.60% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

6

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds collectively outperformed the fixed income benchmark for the period. The Fixed Income Underlying funds had an average duration of approximately 4.69 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. The Fixed Income Underlying Funds’ inclusion of TIPS contributed positively to performance relative to the nominal fixed income benchmark, as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLE

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,035.10	0.20%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

9

DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,588,438	$34,477,998
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	2,247,348	23,147,683
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	145,459	5,027,070
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	137,134	4,971,089
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	78,801	2,177,282
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	53,582	1,348,114
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	66,610	1,088,410

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $66,051,715)		$72,237,646

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $227,606)	227,606	227,606

TOTAL INVESTMENTS — (100.0%) (Cost $66,279,321)		$72,465,252

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$72,237,646	—	—	$72,237,646
Temporary Cash Investments	227,606	—	—	227,606

TOTAL	$72,465,252	—	—	$72,465,252

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

Dimensional Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$72,238
Temporary Cash Investments at Value & Cost	228
Receivables:
Fund Shares Sold	113
Prepaid Expenses and Other Assets	15

Total Assets	72,594

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	137
Due to Advisor	43
Accrued Expenses and Other Liabilities	28

Total Liabilities	208

NET ASSETS	$72,386

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	5,911,662

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.24

Investments in Affiliated Investment Companies at Cost	$66,052

NET ASSETS CONSIST OF:
Paid-In Capital	$66,358
Total Distributable Earnings (Loss)	6,028

NET ASSETS	$72,386

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

Dimensional Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,500

Total Investment Income	1,500

Expenses
Accounting & Transfer Agent Fees	8
Custodian Fees	1
Filing Fees	5
Shareholders’ Reports	1
Previously Waived Fees Recovered by Advisor (Note C)	44
Other	1

Total Expenses	60

Fees Waived, Expenses Reimbursed by Advisor (Note C)	25

Net Expenses	35

Net Investment Income (Loss)	1,465

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	110
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	74
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,369

Net Realized and Unrealized Gain (Loss)	3,553

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,018

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,465	$313
Capital Gain Distributions Received from Affiliated Investment Companies	110	37
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	74	(41)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,369	1,192

Net Increase (Decrease) in Net Assets Resulting from Operations	5,018	1,501

Distributions:
Institutional Class Shares	(1,547)	(334)
Capital Share Transactions (1):
Shares Issued	44,867	17,656
Shares Issued in Reorganization	—	6,646
Shares Issued in Lieu of Cash Distributions	1,525	326
Shares Redeemed	(12,289)	(10,585)

Net Increase (Decrease) from Capital Share Transactions	34,103	14,043

Total Increase (Decrease) in Net Assets	37,574	15,210
Net Assets
Beginning of Year	34,812	19,602

End of Year	$72,386	$34,812

(1) Shares Issued and Redeemed:
Shares Issued	3,744	1,606
Shares Issued in Reorganization	—	585
Shares Issued in Lieu of Cash Distributions	127	30
Shares Redeemed	(1,024)	(965)

Net Increase (Decrease) from Shares Issued and Redeemed	2,847	1,256

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$11.36	$10.83	$10.27	$10.59	$10.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.13	0.22	0.25	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.89	0.53	0.57	(0.27)	0.30

Total from Investment Operations	1.20	0.66	0.79	(0.02)	0.47

Less Distributions:
Net Investment Income	(0.28)	(0.12)	(0.22)	(0.28)	(0.14)
Net Realized Gains	(0.04)	(0.01)	(0.01)	(0.02)	—

Total Distributions	(0.32)	(0.13)	(0.23)	(0.30)	(0.14)

Net Asset Value, End of Year	$12.24	$11.36	$10.83	$10.27	$10.59

Total Return	10.60%	6.19%	7.72%	(0.23%)	4.65%

Net Assets, End of Year (thousands)	$72,386	$34,812	$19,602	$16,007	$11,937
Ratio of Expenses to Average Net Assets *(B)	0.20%	0.22%	0.22%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.25%	0.46%	0.57%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.59%	1.14%	2.07%	2.38%	1.61%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14%	0.16%	0.16%	0.15%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the Fund or IDG ) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, one of which, the Dimensional Retirement Income Fund (the “Portfolio”), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Fund shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2021, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the Schedule of Investments.

On February 10, 2020, the Portfolio acquired substantially all of the assets of the Dimensional 2005 Target Date Retirement Fund (the “2005 Target Date Fund”) pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolio and the 2005 Target Date Fund since they had identical investment objectives and fundamental investment restrictions. The 2005 Target Date Fund was part of Dimension-al’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Portfolio.

The Reorganization was accomplished by a tax-free exchange of 585,008 shares of the Portfolio for 594,165 shares of the 2005 Target Date Fund. The 2005 Target Date Fund had net assets immediately before the Reorganization, of $6,450,991, including $556,714 of unrealized appreciation, which were combined with the Portfolio’s net assets. Immediately before the Reorganization, the Portfolio’s net assets were $19,468,091, and immediately after the Reorganization, the Portfolio’s net assets were $25,919,082. The Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 10, 2020.

Assuming that the Reorganization had been completed on November 1, 2019, the Portfolio’s proforma results of operations for the period ended October 31, 2021 would have been as follows (amounts in thousands):

Net Investment Income	$339
Net Realized Gain (Loss)	17
Change in Unrealized Appreciation (Depreciation)	1,749
Net Increase (Decrease) in Net Assets Resulting from Operations	2,104

Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the 2005 Target Date Fund that have been included in the Portfolio’s Statement of Operations since February 10, 2020.

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B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2021, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional Retirement Income Fund	0.06%	$44	$25	$60

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

17

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	$1

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$16,673	$20,608	$3,194	$(26)	$417	$34,478	2,588	$1,305	$55
DFA One-Year Fixed Income Portfolio	11,193	13,705	1,750	(2)	2	23,148	2,247	3	—
U.S. Large Company Portfolio	2,318	2,402	809	18	1,098	5,027	145	52	55
U.S. Core Equity 1 Portfolio	2,319	2,438	964	58	1,120	4,971	137	49	—
Large Cap International Portfolio	1,057	1,149	417	12	376	2,177	79	46	—
Emerging Markets Core Equity Portfolio	711	736	258	8	151	1,348	54	24	—
International Core Equity Portfolio	531	527	181	6	205	1,088	67	21	—

Total	$34,802	$41,565	$7,573	$74	$3,369	$72,237	5,317	$1,500	$110

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

18

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional Retirement Income Fund
2020	$312	$22	—	$334
2021	1,429	118	—	1,547

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(61)	$(14)	$(75)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	—	$180	$5,849	$6,029

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$66,616	$5,849	—	$5,849

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

19

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional Retirement Income Fund	0.84%	$221	16	—	$496	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

20

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	3	86%

21

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional Retirement Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dimensional Retirement Income Fund (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

23

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (ETF Trust), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

24

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 7874 6 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

25

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust—Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None

26

2005). Member of the Hoover Institution Board

(since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

27

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of
• all the DFA Entities (since 2001)

• DFA Australia Limited (since 2002)

• Dimensional Fund Advisors Ltd. (since 2002)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019	Vice President and Assistant Secretary of
• DFAIDG, DIG, DFAITC and DEM (since 2019)
• ETF Trust (since 2020)

Vice President (since January 2018) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of
• all the DFA Entities (since 2017)

• ETF Trust (since 2020)
Director (since 2017) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors Canada ULC

• Dimensional Japan Ltd.

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Ltd.

• DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

• Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

• Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

• all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of
• all the DFA Entities (since 2017)

• ETF Trust (since 2020)

Director and Vice President (since 2016) of

• Dimensional Japan Ltd.

President and Director (since 2016) of

• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

• DFA Australia Limited

Director (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

28

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Hong Kong Limited

Vice President (since 2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

• all the DFA Entities

Formerly, Vice President (2010 – 2016) of

• Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

• Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021	Chief Operating Officer (since June 2021) of
• the DFA Fund Complex

• ETF Trust

Executive Vice President (since January 2020)

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Chief Operating Officer (since December 2019)

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

• the DFA Fund Complex

• ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

• BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021	Vice President (since June 2021) of
• the DFA Fund Complex

• ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

• DFA Securities LLC

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors LP

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Holdings Inc.

• Dimensional Hong Kong Limited

• Dimensional Investment LLC

Vice President (since March 2021) of

29

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 – 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of
• the DFA Fund Complex

• ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of
• all the DFA Entities

Vice President (since 2020) of

• ETF Trust

Vice President and Assistant Secretary (since 2010) of

• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities

Assistant Treasurer (since 2017) of

•  the DFA Fund Complex

Vice President and Assistant Treasurer (since 2020) of

•  ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of
• all the DFA Entities (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001

President of

•  the DFA Fund Complex (since 2017)

•  ETF Trust (since 2020)

General Counsel (since 2001) of

•  all the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional

•  Holdings Inc.

•  DFA Securities LLC

30

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Vice President and Secretary of

• Dimensional Fund Advisors Canada ULC (since 2003)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• the DFA Fund Complex

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)

• Dimensional Holdings Inc. (2006 – 2017)

• DFA Securities LLC (1997 – 2017)

• Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of
• the DFA Fund Complex
• ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

• DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

• DFA Fund Complex

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

31

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President (since 2010) and Secretary (since 2017) of
• the DFA Fund Complex
Vice President and Secretary (since 2020) of
• ETF Trust
Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020	Chief Compliance Officer (since 2020)
• all the DFA Funds
• ETF Trust

Vice President (since 2016) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-

Japan

• Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017	Co-Chief Executive Officer and Chief Investment Officer of
• all the DFA Entities (since 2017)
• Dimensional Fund Advisors Canada ULC (since 2017)
• ETF Trust (since 2020)
Director, Chief Investment Officer and Vice President (since 2017) of
• DFA Australia Limited
Chief Investment Officer (since 2017) and Vice President (since 2016) of

• Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

• Dimensional Cayman Commodity Fund I Ltd.

Director of

• Dimensional Funds plc (since 2014)

• Dimensional Funds II plc (since 2014)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

• Dimensional Japan Ltd. (2016 – 2017)

• DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

• all the DFA Entities

Formerly, Vice President (2007 – 2017) of

• all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2017-2018) of

32

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020	Vice President and Assistant Treasurer (since 2020) of
• the DFA Fund Complex
• ETF Trust

Vice President (since 2016)

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

33

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

34

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional Retirement Income Fund	92%	—	8%	—	—	100%	—	22%	—	—	6%	88%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

35

DFA103121-055A 00267823

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2025 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	18.13%	10.17%	9.62%

Dimensional 2030 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	22.29%	11.61%	10.54%

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2035 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	26.31%	12.41%	10.75%

Dimensional 2040 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	30.23%	12.66%	10.86%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2045 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	35.48%	13.95%	11.92%

Dimensional 2050 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	38.07%	14.39%	12.29%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2055 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	38.10%	14.42%	12.30%

Dimensional 2060 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	38.13%	14.41%	12.29%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2065 Target Date Retirement Income Fund vs.

S&P STRIDE Glide Path 2065 Index

January 2, 2020-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. .

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	38.01%	17.19%

6

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

7

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

8

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2021

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2021. Longer-term government bonds generally underperformed short-term government bonds for the period. Bond yields also increased in Japan, Germany, Italy, Spain, and the U.K., resulting in the general underperformance of longer-term government bonds in these markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2021. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -0.21%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -4.90%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -0.26%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -5.40%.

	October 31, 2020	October 31, 2021	Change
One-Month Treasury Bill (yield)	0.08%	0.06%	-0.02%
Ten-Year U.S. Treasury Notes (yield)	0.88%	1.55%	0.67%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

9

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the shorter end of their eligible duration range, reflecting the relatively flat ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach generally extended durations towards the longer end of their eligible range, reflecting a steepening of the curve in the shorter end of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach continued to focus on the longer end of their eligible duration ranges, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves. Realized term premiums were generally negative for government securities but positive for credit securities during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were, however, generally positive for municipal securities for the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums.

Credit spreads began the period relatively wide and then narrowed throughout the period, resulting in smaller expected credit premiums. As a result, the variable credit Portfolios began the period focused on single-A, BBB, and where allowable, BB rated bonds. As credit spreads narrowed during the period, the variable credit Portfolios generally decreased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive, as corporate bonds outperformed their duration-matched government bond counterparts. Corporate bonds also generally outperformed securitized bonds for the period.

Target Date Retirement Income Fund 2025-2065 Review	12 Months Ended October 31, 2021

The Dimensional Target Date Retirement Income Portfolios listed below are designed for investors planning to retire in or within a few years of the target date associated with each Portfolio and who are planning to withdraw the value of their investment in a Portfolio over many years after the target date:

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

10

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

Each Portfolio allocates investments to equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”). The Portfolios use equity and certain fixed income Underlying Funds as growth assets and use other fixed income Underlying Funds to hedge against changes to the cost of funding in-retirement consumption.

In particular, the asset allocation strategy for each Portfolio reduces equity risk and seeks to lower the volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as the target date associated with that Portfolio approaches. This means that Portfolios that are still far from their target date will generally focus on asset growth through a higher allocation to growth assets. Over time, the percentage of growth assets is generally expected to decrease relative to the percentage of hedging assets.

In addition, over time, the Portfolios will also gradually decrease their focus on asset growth and increase their focus on hedging against changes to the cost of funding in-retirement consumption. Beginning approximately 20 years prior to a Portfolio’s target date, an increasing portion of the Portfolio will be allocated to fixed income Underlying Funds that are intended to hedge against changes to the cost of funding in-retirement consumption, rather than focus on asset growth. Therefore, in evaluating the performance of this portion of the Portfolio, we believe investors should focus on changes to their cost of funding in-retirement consumption rather than on asset growth. During periods in which real interest rates decrease, the present-day cost of funding an investor’s future in-retirement consumption generally increases. As a result, the portion of the Portfolio allocated to the fixed income Underlying Funds, which is intended to hedge against changes to cost of funding in-retirement consumption, should be evaluated alongside changes in the cost of funding in-retirement consumption.

For the one-year period ending October 31, 2021, in aggregate, the equity and fixed income Underlying Funds used for growth assets had positive returns and contributed to the Portfolios’ growth assets. For Portfolios that had a portion of assets allocated to fixed income Underlying Funds for hedging changes to the costs of in-retirement consumption (e.g., Portfolios with target dates of 2040 and earlier), these fixed income Underlying Funds, which have exposure to inflation-protected securities, had positive returns, as real interest rates generally decreased and outperformed nominal rates as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period. The hedging assets performed in line with changes in cost of retirement income, as intended, and the cost of funding investors’ consumption in retirement generally increased due to decreases in real interest rates.

Dimensional 2025 Target Date Retirement Income Fund

The Dimensional 2025 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation- Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

11

For the 12 months ended October 31, 2021, the total return was 18.13% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 16.36 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. These holdings outperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ inclusion of TIPS contributed positively to performance relative to the nominal fixed income benchmark, as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period.

For the 12 months ended October 31, 2021, the total return was 18.13% for the Fund and 18.53% for the S&P STRIDE Glide Path 2025 Index, a target date benchmark.

Dimensional 2030 Target Date Retirement Income Fund

The Dimensional 2030 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and

12

fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 22.29% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 21.26 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. These holdings outperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ inclusion of TIPS contributed positively to performance relative to the nominal fixed income benchmark, as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period.

13

For the 12 months ended October 31, 2021, the total return was 22.29% for the Fund and 22.20% for the S&P STRIDE Glide Path 2030 Index, a target date benchmark.

Dimensional 2035 Target Date Retirement Income Fund

The Dimensional 2035 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 26.31% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 26.00 years over the 12 months ended October 31, 2021, compared to an average

14

duration of approximately 1.90 years for the fixed income benchmark. These holdings outperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ inclusion of TIPS contributed positively to performance relative to the nominal fixed income benchmark, as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period.

For the 12 months ended October 31, 2021, the total return was 26.31% for the Fund and 26.32% for the S&P STRIDE Glide Path 2035 Index, a target date benchmark.

Dimensional 2040 Target Date Retirement Income Fund

The Dimensional 2040 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 30.23% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

15

The Fund’s holdings of the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 26.42 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. These holdings outperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ inclusion of TIPS contributed positively to performance relative to the nominal fixed income benchmark, as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period.

For the 12 months ended October 31, 2021, the total return was 30.23% for the Fund and 30.30% for the S&P STRIDE Glide Path 2040 Index, a target date benchmark.

Dimensional 2045 Target Date Retirement Income Fund

The Dimensional 2045 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 35.48% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income

16

benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2021, the total return was 35.48% for the Fund and 35.44% for the S&P STRIDE Glide Path 2045 Index, a target date benchmark.

Dimensional 2050 Target Date Retirement Income Fund

The Dimensional 2050 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Portfolio’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 38.07% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

17

For the 12 months ended October 31, 2021, the total return was 38.07% for the Fund and 37.82% for the S&P STRIDE Glide Path 2050 Index, a target date benchmark.

Dimensional 2055 Target Date Retirement Income Fund

The Dimensional 2055 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 38.10% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2021, the total return was 38.10% for the Fund and 37.82% for the S&P STRIDE Glide Path 2055 Index, a target date benchmark.

18

Dimensional 2060 Target Date Retirement Income Fund

The Dimensional 2060 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 38.13% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2021, the total return was 38.13% for the Fund and 37.82% for the S&P STRIDE Glide Path 2060 Index, a target date benchmark.

Dimensional 2065 Target Date Retirement Income Fund

The Dimensional 2065 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds

19

included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 38.01% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds’ had an average duration of approximately 1.39 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2021, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2021, the total return was 38.01% for the Fund and 37.82% for the S&P STRIDE Glide Path 2060 Index, a target date benchmark.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2025 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,076.30	0.19%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

Dimensional 2030 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,079.50	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

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DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2035 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,073.50	0.22%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2040 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,059.20	0.23%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

Dimensional 2045 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,061.00	0.23%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

Dimensional 2050 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,066.80	0.23%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

Dimensional 2055 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,066.90	0.23%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

Dimensional 2060 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,067.20	0.23%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

Dimensional 2065 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,067.60	0.23%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

22

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021 (September 27, 2021 with respect to Dimensional 2030 Target Date Retirement Income Fund). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2025 Target Date Retirement Income Fund	100.0%
Dimensional 2030 Target Date Retirement Income Fund	100.0%
Dimensional 2035 Target Date Retirement Income Fund	100.0%
Dimensional 2040 Target Date Retirement Income Fund	100.0%
Dimensional 2045 Target Date Retirement Income Fund	100.0%
Dimensional 2050 Target Date Retirement Income Fund	100.0%
Dimensional 2055 Target Date Retirement Income Fund	100.0%
Dimensional 2060 Target Date Retirement Income Fund	100.0%
Dimensional 2065 Target Date Retirement Income Fund	100.0%

23

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	4,999,316	$66,590,893
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,143,047	49,467,989
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	614,174	21,225,846
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	584,997	21,206,134
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	334,135	9,232,146
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	228,467	5,748,225
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	281,832	4,605,138
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	284,756	3,112,384
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	314,065	3,112,383

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $138,845,925)		$184,301,138

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $1,025,626)	1,025,626	1,025,626

TOTAL INVESTMENTS — (100.0%) (Cost $139,871,551)		$185,326,764

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$184,301,138	—	—	$184,301,138
Temporary Cash Investments	1,025,626	—	—	1,025,626

TOTAL	$185,326,764	—	—	$185,326,764

See accompanying Notes to Financial Statements.

24

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,853,083	$57,945,809
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	892,794	30,854,948
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	848,510	30,758,505
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,956,404	26,059,299
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	486,263	13,435,445
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	330,378	8,312,321
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	749,151	8,188,220
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	825,356	8,179,275
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	410,318	6,704,593

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $137,900,281)		$190,438,415

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$190,438,415	—	—	$190,438,415

TOTAL	$190,438,415	—	—	$190,438,415

See accompanying Notes to Financial Statements.

25

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	3,300,243	$39,404,902
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	970,035	33,524,399
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	923,952	33,493,268
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	528,374	14,598,988
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,021,806	11,168,338
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,125,737	11,156,050
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	361,714	9,100,731
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	447,751	7,316,248
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	136,505	1,818,240

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $113,882,572)		$161,581,164

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$161,581,164	—	—	$161,581,164

TOTAL	$161,581,164	—	—	$161,581,164

See accompanying Notes to Financial Statements.

26

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	936,562	$32,367,571
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	890,717	32,288,495
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	510,481	14,104,592
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,117,111	12,210,021
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,230,857	12,197,790
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	346,973	8,729,842
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	724,281	8,647,922
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	430,447	7,033,502

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $88,291,952)		$127,579,735

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$127,579,735	—	—	$127,579,735

TOTAL	$127,579,735	—	—	$127,579,735

See accompanying Notes to Financial Statements.

27

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	876,368	$30,287,292
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	829,633	30,074,201
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	476,184	13,156,964
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	324,267	8,158,552
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	401,673	6,563,332
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	580,472	6,344,562
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	639,578	6,338,218

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $69,522,582)		$100,923,121

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $18,993)	18,993	18,993

TOTAL INVESTMENTS — (100.0%) (Cost $69,541,575)		$100,942,114

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$100,923,121	—	—	$100,923,121
Temporary Cash Investments	18,993	—	—	18,993

TOTAL	$100,942,114	—	—	$100,942,114

See accompanying Notes to Financial Statements.

28

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	695,768	$24,045,729
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	659,842	23,919,284
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	378,877	10,468,374
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	259,160	6,520,460
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	319,670	5,223,405
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	186,701	1,850,209
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	169,278	1,850,209

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $47,392,316)		$73,877,670

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $74,917)	74,917	74,917

TOTAL INVESTMENTS — (100.0%) (Cost $47,467,233)		$73,952,587

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$73,877,670	—	—	$73,877,670
Temporary Cash Investments	74,917	—	—	74,917

TOTAL	$73,952,587	—	—	$73,952,587

See accompanying Notes to Financial Statements.

29

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	388,811	$13,437,305
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	368,402	13,354,560
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	211,540	5,844,840
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	143,945	3,621,668
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	178,275	2,913,022
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	93,966	1,027,046
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	103,533	1,026,012

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $28,357,609)		$41,224,453

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $16,386)	16,386	16,386

TOTAL INVESTMENTS — (100.0%) (Cost $28,373,995)		$41,240,839

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$41,224,453	—	—	$41,224,453
Temporary Cash Investments	16,386	—	—	16,386

TOTAL	$41,240,839	—	—	$41,240,839

See accompanying Notes to Financial Statements.

30

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	352,714	$12,189,786
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	334,711	12,133,265
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	191,534	5,292,084
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	130,731	3,289,203
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	161,909	2,645,587
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	85,485	934,354
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	94,273	934,249

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $26,629,699)		$37,418,528

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$37,418,528	—	—	$37,418,528

TOTAL	$37,418,528	—	—	$37,418,528

See accompanying Notes to Financial Statements.

31

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (97.9%)
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	23,209	$802,114
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	22,107	801,369
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	12,622	348,754
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	8,596	216,260
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	10,664	174,250
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	5,657	61,829
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	6,232	61,756

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,003,910)		$2,466,332

TEMPORARY CASH INVESTMENTS — (2.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $53,378)	53,378	53,378

TOTAL INVESTMENTS — (100.0%) (Cost $2,057,288)		$2,519,710

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,466,332	—	—	$2,466,332
Temporary Cash Investments	53,378	—	—	53,378

TOTAL	$2,519,710	—	—	$2,519,710

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund+	Dimensional 2030 Target Date Retirement Income Fund+	Dimensional 2035 Target Date Retirement Income Fund+	Dimensional 2040 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$184,301	$190,438	$161,581	$127,580
Temporary Cash Investments at Value & Cost	1,026	—	—	—
Receivables:
Affiliated Investment Companies Sold	—	173	515	231
Fund Shares Sold	59	118	68	80
Prepaid Expenses and Other Assets	13	12	14	12

Total Assets	185,399	190,741	162,178	127,903

LIABILITIES:
Payables:
Due to Custodian	—	59	—	—
Affiliated Investment Companies Purchased	912	—	—	—
Fund Shares Redeemed	134	12	15	1
Due to Advisor	10	10	9	9
Line of Credit	—	—	417	149
Accrued Expenses and Other Liabilities	25	21	22	22

Total Liabilities	1,081	102	463	181

NET ASSETS	$184,318	$190,639	$161,715	$127,722

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $184,318; $190,639; $161,715 and $127,722 and shares outstanding of 12,458,200, 12,209,162, 10,091,438 and 7,851,566, respectively	$14.79	$15.61	$16.02	$16.27

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$138,846	$137,900	$113,883	$88,292

NET ASSETS CONSIST OF:
Paid-In Capital	$131,691	$133,143	$112,122	$87,413
Total Distributable Earnings (Loss)	52,627	57,496	49,593	40,309

NET ASSETS	$184,318	$190,639	$161,715	$127,722

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$100,923	$73,878	$41,224	$37,419	$2,466
Temporary Cash Investments at Value & Cost	19	75	16	—	53
Receivables:
Affiliated Investment Companies Sold	—	—	—	54	—
Fund Shares Sold	108	94	84	126	15
Prepaid Expenses and Other Assets	12	11	11	11	3

Total Assets	101,062	74,058	41,335	37,610	2,537

LIABILITIES:
Payables:
Due to Custodian	—	—	—	29	—
Affiliated Investment Companies Purchased	—	27	—	—	13
Fund Shares Redeemed	10	20	55	4	—
Due to Advisor	9	7	6	6	3
Accrued Expenses and Other Liabilities	16	15	13	12	38

Total Liabilities	35	69	74	51	54

NET ASSETS	$101,027	$73,989	$41,261	$37,559	$2,483

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $101,027; $73,989; $41,261; $37,559 and $2,483 and shares outstanding of 5,860,162, 4,283,293, 2,344,183, 2,121,097 and 193,711, respectively	$17.24	$17.27	$17.60	$17.71	$12.82

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$69,523	$47,392	$28,358	$26,630	$2,004

NET ASSETS CONSIST OF:
Paid-In Capital	$69,443	$47,692	$28,747	$27,086	$2,033
Total Distributable Earnings (Loss)	31,584	26,297	12,514	10,473	450

NET ASSETS	$101,027	$73,989	$41,261	$37,559	$2,483

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$5,686	$4,847	$3,218	$1,828

Total Investment Income	5,686	4,847	3,218	1,828

Expenses
Accounting & Transfer Agent Fees	10	12	9	6
Custodian Fees	2	1	1	1
Filing Fees	11	5	7	6
Shareholders’ Reports	14	15	12	11
Directors’/Trustees’ Fees & Expenses	2	2	2	1
Professional Fees	5	4	3	3
Previously Waived Fees Recovered by Advisor (Note C)	45	51	42	33
Other	18	16	14	11

Total Expenses	107	106	90	72

Fees Waived, Expenses Reimbursed by Advisor (Note C)	4	3	3	4

Net Expenses	103	103	87	68

Net Investment Income (Loss)	5,583	4,744	3,131	1,760

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	3,059	3,175	2,107	744
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	6,508	4,049	1,024	1,346
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	13,551	21,331	25,469	24,130

Net Realized and Unrealized Gain (Loss)	23,118	28,555	28,600	26,220

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,701	$33,299	$31,731	$27,980

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund	Dimensional 2050 Target Date Retirement Income Fund	Dimensional 2055 Target Date Retirement Income Fund	Dimensional 2060 Target Date Retirement Income Fund	Dimensional 2065 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,293	$1,038	$562	$502	$29

Total Investment Income	1,293	1,038	562	502	29

Expenses
Accounting & Transfer Agent Fees	4	3	2	2	3
Custodian Fees	1	1	1	1	—
Filing Fees	6	5	4	5	1
Shareholders’ Reports	9	9	7	7	—
Professional Fees	2	2	1	1	—
Previously Waived Fees Recovered by Advisor (Note C)	28	28	70	50	34
Other	8	7	5	3	—

Total Expenses	58	55	90	69	38

Fees Waived, Expenses Reimbursed by Advisor (Note C)	8	16	68	50	37

Net Expenses	50	39	22	19	1

Net Investment Income (Loss)	1,243	999	540	483	28

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	453	372	198	171	8
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	485	232	78	66	2
Futures	—	—	—	—	1
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	20,836	17,195	9,205	8,159	414

Net Realized and Unrealized Gain (Loss)	21,774	17,799	9,481	8,396	425

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,017	$18,798	$10,021	$8,879	$453

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund		Dimensional 2035 Target Date Retirement Income Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,583	$2,383	$4,744	$2,472	$3,131	$2,115
Capital Gain Distributions Received from Affiliated Investment Companies	3,059	491	3,175	601	2,107	601
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	6,508	4,005	4,049	4,052	1,024	2,168
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	13,551	11,040	21,331	9,832	25,469	5,335

Net Increase (Decrease) in Net Assets Resulting from Operations	28,701	17,919	33,299	16,957	31,731	10,219

Distributions:
Institutional Class Shares	(9,314)	(2,801)	(8,645)	(3,076)	(5,517)	(2,519)
Capital Share Transactions (1):
Shares Issued	43,001	48,574	49,900	40,104	47,635	30,364
Shares Issued in Lieu of Cash Distributions	9,291	2,796	8,637	3,075	5,511	2,516
Shares Redeemed	(55,218)	(70,652)	(38,954)	(70,509)	(32,738)	(55,418)

Net Increase (Decrease) from Capital Share Transactions	(2,926)	(19,282)	19,583	(27,330)	20,408	(22,538)

Total Increase (Decrease) in Net Assets	16,461	(4,164)	44,237	(13,449)	46,622	(14,838)
Net Assets
Beginning of Year	167,857	172,021	146,402	159,851	115,093	129,931

End of Year	$184,318	$167,857	$190,639	$146,402	$161,715	$115,093

(1) Shares Issued and Redeemed:
Shares Issued	3,020	3,822	3,368	3,158	3,181	2,405
Shares Issued in Lieu of Cash Distributions	661	223	592	242	373	199
Shares Redeemed	(3,913)	(5,594)	(2,642)	(5,430)	(2,181)	(4,321)

Net Increase (Decrease) from Shares Issued and Redeemed	(232)	(1,549)	1,318	(2,030)	1,373	(1,717)

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund		Dimensional 2050 Target Date Retirement Income Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,760	$1,851	$1,243	$1,325	$999	$1,045
Capital Gain Distributions Received from Affiliated Investment Companies	744	603	453	518	372	433
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,346	1,460	485	588	232	1,205
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	24,130	934	20,836	206	17,195	67

Net Increase (Decrease) in Net Assets Resulting from Operations	27,980	4,848	23,017	2,637	18,798	2,750

Distributions:
Institutional Class Shares	(3,401)	(2,120)	(2,237)	(1,508)	(2,404)	(1,194)
Capital Share Transactions (1):
Shares Issued	34,133	29,174	31,186	19,994	23,723	20,907
Shares Issued in Lieu of Cash Distributions	3,395	2,118	2,234	1,507	2,404	1,194
Shares Redeemed	(26,043)	(47,929)	(15,758)	(38,229)	(15,860)	(40,132)

Net Increase (Decrease) from Capital Share Transactions	11,485	(16,637)	17,662	(16,728)	10,267	(18,031)

Total Increase (Decrease) in Net Assets	36,064	(13,909)	38,442	(15,599)	26,661	(16,475)
Net Assets
Beginning of Year	91,658	105,567	62,585	78,184	47,328	63,803

End of Year	$127,722	$91,658	$101,027	$62,585	$73,989	$47,328

(1) Shares Issued and Redeemed:
Shares Issued	2,228	2,323	1,940	1,549	1,484	1,676
Shares Issued in Lieu of Cash Distributions	231	169	145	119	159	95
Shares Redeemed	(1,715)	(3,729)	(1,002)	(2,934)	(990)	(3,089)

Net Increase (Decrease) from Shares Issued and Redeemed	744	(1,237)	1,083	(1,266)	653	(1,318)

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
						Period
						Jan 02,
	Year	Year	Year	Year	Year	2020 Ʊ to
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$540	$555	$483	$413	$28	$7
Capital Gain Distributions Received from Affiliated Investment Companies	198	223	171	157	8	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares
Sold	78	(329)	66	(288)	2	(27)
Futures	—	—	—	—	1	3
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	9,205	417	8,159	389	414	48

Net Increase (Decrease) in Net Assets Resulting from Operations	10,021	866	8,879	671	453	31

Distributions:
Institutional Class Shares	(798)	(615)	(643)	(456)	(27)	(7)
Capital Share Transactions (1):
Shares Issued	14,302	12,511	16,202	9,788	1,202	1,624
Shares Issued in Lieu of Cash Distributions	798	615	643	457	27	7
Shares Redeemed	(8,136)	(21,255)	(8,456)	(12,770)	(126)	(701)

Net Increase (Decrease) from Capital Share Transactions	6,964	(8,129)	8,389	(2,525)	1,103	930

Total Increase (Decrease) in Net Assets	16,187	(7,878)	16,625	(2,310)	1,529	954
Net Assets
Beginning of Year	25,074	32,952	20,934	23,244	954	—

End of Year	$41,261	$25,074	$37,559	$20,934	$2,483	$954

(1) Shares Issued and Redeemed:
Shares Issued	874	989	1,001	777	101	188
Shares Issued in Lieu of Cash Distributions	51	49	40	36	2	1
Shares Redeemed	(501)	(1,675)	(517)	(1,012)	(11)	(88)

Net Increase (Decrease) from Shares Issued and Redeemed	424	(637)	524	(199)	92	101

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund					Dimensional 2030 Target Date Retirement Income Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$13.23	$12.08	$10.81	$11.32	$10.52	$13.44	$12.37	$11.09	$11.53	$10.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.46	0.18	0.25	0.30	0.23	0.41	0.21	0.26	0.27	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	1.88	1.18	1.28	(0.48)	0.79	2.52	1.11	1.29	(0.40)	1.14

Total from Investment Operations	2.34	1.36	1.53	(0.18)	1.02	2.93	1.32	1.55	(0.13)	1.37

Less Distributions:
Net Investment Income	(0.46)	(0.18)	(0.25)	(0.31)	(0.22)	(0.40)	(0.20)	(0.26)	(0.29)	(0.21)
Net Realized Gains	(0.32)	(0.03)	(0.01)	(0.02)	—	(0.36)	(0.05)	(0.01)	(0.02)	—

Total Distributions	(0.78)	(0.21)	(0.26)	(0.33)	(0.22)	(0.76)	(0.25)	(0.27)	(0.31)	(0.21)

Net Asset Value, End of Year	$14.79	$13.23	$12.08	$10.81	$11.32	$15.61	$13.44	$12.37	$11.09	$11.53

Total Return	18.13%	11.36%	14.33%	(1.80%)	9.87%	22.29%	10.80%	14.20%	(1.32%)	13.44%

Net Assets, End of Year (thousands)	$184,318	$167,857	$172,021	$129,914	$104,380	$190,639	$146,402	$159,851	$138,382	$95,800
Ratio of Expenses to Average Net Assets *(B)	0.19%	0.21%	0.22%	0.21%	0.23%	0.21%	0.23%	0.24%	0.24%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.20%	0.21%	0.24%	0.24%	0.26%	0.22%	0.24%	0.27%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.25%	1.44%	2.20%	2.62%	2.08%	2.76%	1.61%	2.21%	2.32%	2.07%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.15%	0.16%	0.15%	0.17%	0.15%	0.17%	0.18%	0.18%	0.19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund					Dimensional 2040 Target Date Retirement Income Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$13.20	$12.45	$11.35	$11.66	$10.12	$12.90	$12.65	$11.75	$11.94	$10.07

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.23	0.26	0.24	0.21	0.24	0.24	0.26	0.22	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	3.08	0.78	1.12	(0.28)	1.53	3.60	0.27	0.92	(0.15)	1.86

Total from Investment Operations	3.41	1.01	1.38	(0.04)	1.74	3.84	0.51	1.18	0.07	2.07

Less Distributions:
Net Investment Income	(0.32)	(0.22)	(0.26)	(0.25)	(0.20)	(0.23)	(0.23)	(0.26)	(0.24)	(0.20)
Net Realized Gains	(0.27)	(0.04)	(0.02)	(0.02)	—	(0.24)	(0.03)	(0.02)	(0.02)	—

Total Distributions	(0.59)	(0.26)	(0.28)	(0.27)	(0.20)	(0.47)	(0.26)	(0.28)	(0.26)	(0.20)

Net Asset Value, End of Year	$16.02	$13.20	$12.45	$11.35	$11.66	$16.27	$12.90	$12.65	$11.75	$11.94

Total Return	26.31%	8.23%	12.42%	(0.45%)	17.34%	30.23%	4.17%	10.25%	0.51%	20.73%

Net Assets, End of Year (thousands)	$161,715	$115,093	$129,931	$100,409	$71,803	$127,722	$91,658	$105,567	$79,498	$57,478
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.25%	0.26%	0.25%	0.26%	0.23%	0.25%	0.27%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.23%	0.26%	0.29%	0.29%	0.31%	0.24%	0.28%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.78%	2.20%	2.03%	1.92%	1.55%	1.93%	2.16%	1.83%	1.93%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.19%	0.20%	0.19%	0.20%	0.17%	0.19%	0.21%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund					Dimensional 2050 Target Date Retirement Income Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$13.10	$12.94	$11.90	$12.14	$10.06	$13.04	$12.89	$11.86	$12.09	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.25	0.26	0.24	0.23	0.25	0.25	0.26	0.24	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	4.35	0.18	1.06	(0.20)	2.05	4.62	0.17	1.06	(0.19)	2.06

Total from Investment Operations	4.59	0.43	1.32	0.04	2.28	4.87	0.42	1.32	0.05	2.28

Less Distributions:
Net Investment Income	(0.23)	(0.24)	(0.26)	(0.26)	(0.20)	(0.25)	(0.24)	(0.27)	(0.26)	(0.21)
Net Realized Gains	(0.22)	(0.03)	(0.02)	(0.02)	—	(0.39)	(0.03)	(0.02)	(0.02)	—

Total Distributions	(0.45)	(0.27)	(0.28)	(0.28)	(0.20)	(0.64)	(0.27)	(0.29)	(0.28)	(0.21)

Net Asset Value, End of Year	$17.24	$13.10	$12.94	$11.90	$12.14	$17.27	$13.04	$12.89	$11.86	$12.09

Total Return	35.48%	3.42%	11.32%	0.22%	22.92%	38.07%	3.37%	11.28%	0.30%	22.97%

Net Assets, End of Year (thousands)	$101,027	$62,585	$78,184	$55,544	$38,800	$73,989	$47,328	$63,803	$45,683	$34,278
Ratio of Expenses to Average Net Assets *(B)	0.23%	0.25%	0.26%	0.26%	0.26%	0.23%	0.25%	0.27%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.24%	0.29%	0.33%	0.31%	0.34%	0.26%	0.32%	0.35%	0.33%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.92%	2.14%	1.90%	2.00%	1.56%	1.95%	2.16%	1.89%	1.99%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.17%	0.19%	0.20%	0.20%	0.20%	0.17%	0.19%	0.21%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notesto Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund					Dimensional 2060 Target Date Retirement Income Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$13.06	$12.88	$11.85	$12.08	$10.03	$13.10	$12.94	$11.89	$12.13	$10.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.25	0.26	0.24	0.23	0.25	0.24	0.26	0.24	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	4.67	0.19	1.05	(0.20)	2.04	4.70	0.18	1.07	(0.20)	2.04

Total from Investment Operations	4.93	0.44	1.31	0.04	2.27	4.95	0.42	1.33	0.04	2.27

Less Distributions:
Net Investment Income	(0.25)	(0.24)	(0.26)	(0.26)	(0.21)	(0.25)	(0.24)	(0.26)	(0.27)	(0.18)
Net Realized Gains	(0.14)	(0.02)	(0.02)	(0.01)	(0.01)	(0.09)	(0.02)	(0.02)	(0.01)	—

Total Distributions	(0.39)	(0.26)	(0.28)	(0.27)	(0.22)	(0.34)	(0.26)	(0.28)	(0.28)	(0.18)

Net Asset Value, End of Year	$17.60	$13.06	$12.88	$11.85	$12.08	$17.71	$13.10	$12.94	$11.89	$12.13

Total Return	38.10%	3.56%	11.26%	0.29%	22.86%	38.13%	3.40%	11.37%	0.27%	22.88%

Net Assets, End of Year (thousands)	$41,261	$25,074	$32,952	$17,769	$11,019	$37,559	$20,934	$23,244	$12,880	$7,301
Ratio of Expenses to Average Net Assets *(B)	0.23%	0.25%	0.27%	0.26%	0.27%	0.23%	0.25%	0.26%	0.26%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.43%	0.40%	0.47%	0.42%	0.46%	0.39%	0.45%	0.57%	0.48%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.92%	2.15%	1.90%	2.02%	1.55%	1.91%	2.12%	1.92%	2.01%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.17%	0.19%	0.21%	0.20%	0.21%	0.17%	0.19%	0.20%	0.20%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Year Ended Oct 31, 2021	Period Jan 2, 2020 Ʊ to Oct 31, 2020
Net Asset Value, Beginning of Period	$9.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	3.38	(0.51)

Total from Investment Operations	3.57	(0.34)

Less Distributions:
Net Investment Income	(0.18)	(0.23)

Total Distributions	(0.18)	(0.23)

Net Asset Value, End of Period	$12.82	$9.43

Total Return	38.01%	(3.18	%)(C)

Net Assets, End of Period (thousands)	$2,483	$954
Ratio of Expenses to Average Net Assets *(B)	0.23%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	2.33%	35.30	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.61%	2.18	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.17%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which nine portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2021, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/21
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	13%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%
Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	15%
	DFA Inflation-Protected Securities Portfolio (IDG)	—
Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—

45

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/21
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	10%
	DFA Inflation-Protected Securities Portfolio (IDG)	—
Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	2%
Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

46

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/21
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

47

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2021, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or

48

a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2025 Target Date Retirement Income Fund	0.06%	$45	$4	$30
Dimensional 2030 Target Date Retirement Income Fund	0.06%	51	3	32
Dimensional 2035 Target Date Retirement Income Fund	0.06%	42	3	39
Dimensional 2040 Target Date Retirement Income Fund	0.06%	33	4	54
Dimensional 2045 Target Date Retirement Income Fund	0.06%	28	8	64
Dimensional 2050 Target Date Retirement Income Fund	0.06%	28	16	80
Dimensional 2055 Target Date Retirement Income Fund	0.06%	70	68	110
Dimensional 2060 Target Date Retirement Income Fund	0.06%	50	50	116
Dimensional 2065 Target Date Retirement Income Fund	0.06%	34	37	133

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2025 Target Date Retirement Income Fund	$2
Dimensional 2030 Target Date Retirement Income Fund	2
Dimensional 2035 Target Date Retirement Income Fund	2
Dimensional 2040 Target Date Retirement Income Fund	1
Dimensional 2045 Target Date Retirement Income Fund	1

49

Dimensional 2050 Target Date Retirement Income Fund	$1
Dimensional 2055 Target Date Retirement Income Fund	—
Dimensional 2060 Target Date Retirement Income Fund	—
Dimensional 2065 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$49,510	$19,840	$3,865	$(5)	$1,111	$66,591	4,999	$2,530	$158
DFA LTIP Portfolio	50,532	13,990	14,545	1,338	(1,846)	49,469	4,144	2,143	2,470
U.S. Large Company Portfolio	19,953	2,631	7,874	1,756	4,760	21,226	614	277	431
U.S. Core Equity 1 Portfolio	19,990	2,394	8,542	2,045	5,319	21,206	585	254	—
Large Cap International Portfolio	9,414	1,302	4,217	582	2,151	9,232	334	228	—
Emerging Markets Core Equity Portfolio	6,227	579	2,467	460	949	5,748	228	117	—
International Core Equity Portfolio	4,723	534	2,129	316	1,161	4,605	282	107	—
DFA Short-Term Extended Quality Portfolio	3,832	430	1,141	15	(24)	3,112	285	10	—
DFA Two-Year Global Fixed Income Portfolio	3,830	448	1,137	1	(30)	3,112	314	20	—

Total	$168,011	$42,148	$45,917	$6,508	$13,551	$184,301	11,785	$5,686	$3,059

Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$46,813	$20,217	$8,701	$758	$(1,141)	$57,946	4,853	$2,412	$2,549
U.S. Large Company Portfolio	24,047	3,743	5,570	875	7,760	30,855	894	387	575
U.S. Core Equity 1 Portfolio	24,320	4,039	7,300	1,543	8,157	30,759	849	357	—
DFA Inflation-Protected Securities Portfolio	11,980	15,363	1,653	(3)	372	26,059	1,956	977	51
Large Cap International Portfolio	11,349	1,596	2,996	346	3,140	13,435	486	324	—
Emerging Markets Core Equity Portfolio	7,529	889	1,876	294	1,476	8,312	330	169	—
DFA Short-Term Extended Quality Portfolio	7,300	1,748	828	(1)	(31)	8,188	749	25	—
DFA Two-Year Global Fixed Income Portfolio	7,300	1,832	883	(3)	(67)	8,179	825	43	—
International Core Equity Portfolio	5,712	703	1,615	240	1,665	6,705	410	153	—

Total	$146,350	$50,130	$31,422	$4,049	$21,331	$190,438	11,352	$4,847	$3,175

50

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$26,183	$17,439	$4,266	$(100)	$150	$39,406	3,299	$1,579	$1,513
U.S. Large Company Portfolio	23,903	4,131	3,644	167	8,967	33,524	970	416	594
U.S. Core Equity 1 Portfolio	23,851	4,183	4,676	618	9,517	33,493	924	384	—
Large Cap International Portfolio	11,303	1,952	2,237	125	3,456	14,599	528	350	—
DFA Short-Term Extended Quality Portfolio	8,691	3,298	774	(1)	(46)	11,168	1,022	32	—
DFA Two-Year Global Fixed Income Portfolio	8,683	3,361	795	(4)	(89)	11,156	1,126	55	—
Emerging Markets Core Equity Portfolio	7,439	1,125	1,230	112	1,655	9,101	362	181	—
International Core Equity Portfolio	5,670	781	1,096	109	1,852	7,316	448	164	—
DFA Inflation-Protected Securities Portfolio	—	1,874	61	(2)	7	1,818	137	57	—

Total	$115,723	$38,144	$18,779	$1,024	$25,469	$161,581	8,816	$3,218	$2,107

Dimensional 2040 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$23,126	$4,314	$3,860	$387	$8,400	$32,367	937	$398	$560
U.S. Core Equity 1 Portfolio	23,224	4,466	5,130	682	9,046	32,288	891	369	—
Large Cap International Portfolio	10,957	1,925	2,213	146	3,290	14,105	510	337	—
DFA Short-Term Extended Quality Portfolio	9,560	3,851	1,152	—	(49)	12,210	1,117	34	—
DFA Two-Year Global Fixed Income Portfolio	9,568	3,938	1,210	(5)	(93)	12,198	1,231	57	—
Emerging Markets Core Equity Portfolio	6,753	1,330	975	59	1,563	8,730	347	173	—
DFA LTIP Portfolio	2,884	6,348	756	(30)	202	8,648	724	301	184
International Core Equity Portfolio	5,537	758	1,139	107	1,771	7,034	430	159	—

Total	$91,609	$26,930	$16,435	$1,346	$24,130	$127,580	6,187	$1,828	$744

51

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2045 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$18,552	$6,480	$2,273	$263	$7,265	$30,287	876	$347	$453
U.S. Core Equity 1 Portfolio	18,589	5,894	2,603	182	8,012	30,074	830	322	—
Large Cap International Portfolio	8,730	3,143	1,534	19	2,799	13,157	476	296	—
Emerging Markets Core Equity Portfolio	5,805	1,949	916	11	1,310	8,159	324	156	—
International Core Equity Portfolio	4,377	1,271	619	12	1,522	6,563	402	138	—
DFA Short-Term Extended Quality Portfolio	3,223	3,666	512	—	(32)	6,345	580	14	—
DFA Two-Year Global Fixed Income Portfolio	3,226	3,660	506	(2)	(40)	6,338	640	20	—

Total	$62,502	$26,063	$8,963	$485	$20,836	$100,923	4,128	$1,293	$453

Dimensional 2050 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$14,830	$5,616	$2,506	$41	$6,067	$24,048	695	$282	$372
U.S. Core Equity 1 Portfolio	14,824	5,068	2,658	108	6,577	23,919	660	263	—
Large Cap International Portfolio	6,956	2,677	1,473	43	2,265	10,468	379	241	—
Emerging Markets Core Equity Portfolio	4,662	1,923	1,158	14	1,079	6,520	259	126	—
International Core Equity Portfolio	3,475	1,224	731	27	1,228	5,223	320	113	—
DFA Short-Term Extended Quality Portfolio	1,215	1,111	468	—	(8)	1,850	169	5	—
DFA Two-Year Global Fixed Income Portfolio	1,216	1,118	470	(1)	(13)	1,850	187	8	—

Total	$47,178	$18,737	$9,464	$232	$17,195	$73,878	2,669	$1,038	$372

Dimensional 2055 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$7,864	$3,424	$1,129	$9	$3,268	$13,436	388	$153	$198
U.S. Core Equity 1 Portfolio	7,864	3,318	1,389	43	3,519	13,355	368	142	—
Large Cap International Portfolio	3,693	1,630	700	13	1,209	5,845	212	130	—
Emerging Markets Core Equity Portfolio	2,474	1,103	524	5	564	3,622	144	69	—
International Core Equity Portfolio	1,847	727	326	9	656	2,913	178	61	—
DFA Short-Term Extended Quality Portfolio	644	598	211	—	(4)	1,027	94	3	—
DFA Two-Year Global Fixed Income Portfolio	645	607	218	(1)	(7)	1,026	104	4	—

Total	$25,031	$11,407	$4,497	$78	$9,205	$41,224	1,488	$562	$198

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2060 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$6,542	$3,997	$1,269	$18	$2,903	$12,191	352	$137	$171
U.S. Core Equity 1 Portfolio	6,538	3,838	1,405	19	3,143	12,133	335	127	—
Large Cap International Portfolio	3,076	1,970	826	13	1,059	5,292	192	117	—
Emerging Markets Core Equity Portfolio	2,054	1,216	478	7	490	3,289	131	61	—
International Core Equity Portfolio	1,531	913	382	10	574	2,646	162	54	—
DFA Short-Term Extended Quality Portfolio	548	568	178	—	(4)	934	85	2	—
DFA Two-Year Global Fixed Income Portfolio	549	580	188	(1)	(6)	934	94	4	—

Total	$20,838	$13,082	$4,726	$66	$8,159	$37,419	1,351	$502	$171

Dimensional 2065 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$299	$370	$23	—	$156	$802	22	$8	$8
U.S. Core Equity 1 Portfolio	299	369	30	$2	161	801	22	7	—
Large Cap International Portfolio	140	190	31	—	50	349	13	7	—
Emerging Markets Core Equity Portfolio	94	118	16	—	20	216	9	4	—
International Core Equity Portfolio	70	87	10	—	27	174	11	3	—
DFA Short-Term Extended Quality Portfolio	24	39	1	—	—	62	6	—	—
DFA Two-Year Global Fixed Income Portfolio	26	40	4	—	—	62	6	—	—

Total	$952	$1,213	$115	$2	$414	$2,466	89	$29	$8

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net

53

foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2025 Target Date Retirement Income Fund
2020	$2,369	$432	—	$2,801
2021	6,151	3,163	—	9,314
Dimensional 2030 Target Date Retirement Income Fund
2020	2,469	608	—	3,077
2021	5,078	3,566	—	8,644
Dimensional 2035 Target Date Retirement Income Fund
2020	2,111	408	—	2,519
2021	3,232	2,285	—	5,517
Dimensional 2040 Target Date Retirement Income Fund
2020	1,849	271	—	2,120
2021	1,742	1,659	—	3,401
Dimensional 2045 Target Date Retirement Income Fund
2020	1,323	185	—	1,508
2021	1,228	1,009	—	2,237
Dimensional 2050 Target Date Retirement Income Fund
2020	1,044	151	—	1,195
2021	1,072	1,332	—	2,404
Dimensional 2055 Target Date Retirement Income Fund
2020	555	60	—	615
2021	534	264	—	798
Dimensional 2060 Target Date Retirement Income Fund
2020	413	44	—	457
2021	479	164	—	643
Dimensional 2065 Target Date Retirement Income Fund
2020	7	—	—	7
2021	27	—	—	27

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2025 Target Date Retirement Income Fund	$(630)	$(705)	$(1,335)
Dimensional 2030 Target Date Retirement Income Fund	(335)	(493)	(828)
Dimensional 2035 Target Date Retirement Income Fund	(345)	(44)	(389)
Dimensional 2040 Target Date Retirement Income Fund	(201)	(40)	(241)

54

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2045 Target Date Retirement Income Fund	$(89)	—	$(89)
Dimensional 2050 Target Date Retirement Income Fund	(92)	—	(92)
Dimensional 2055 Target Date Retirement Income Fund	(41)	—	(41)
Dimensional 2060 Target Date Retirement Income Fund	(40)	—	(40)
Dimensional 2065 Target Date Retirement Income Fund	—	—	—

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2025 Target Date Retirement Income Fund	$147	$7,986	$44,497	$52,630
Dimensional 2030 Target Date Retirement Income Fund	—	6,426	51,071	57,497
Dimensional 2035 Target Date Retirement Income Fund	10	2,919	46,664	49,593
Dimensional 2040 Target Date Retirement Income Fund	69	1,732	38,509	40,310
Dimensional 2045 Target Date Retirement Income Fund	31	848	30,705	31,584
Dimensional 2050 Target Date Retirement Income Fund	89	468	25,740	26,297
Dimensional 2055 Target Date Retirement Income Fund	12	242	12,260	12,514
Dimensional 2060 Target Date Retirement Income Fund	33	181	10,258	10,472
Dimensional 2065 Target Date Retirement Income Fund	1	0	449	450

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Dimensional 2065 Target Date Retirement Income Fund	$11

55

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2025 Target Date Retirement Income Fund	$140,830	$44,497	—	$44,497
Dimensional 2030 Target Date Retirement Income Fund	139,367	51,078	$(7)	51,071
Dimensional 2035 Target Date Retirement Income Fund	114,917	46,678	(14)	46,664
Dimensional 2040 Target Date Retirement Income Fund	89,071	38,522	(13)	38,509
Dimensional 2045 Target Date Retirement Income Fund	70,237	30,722	(17)	30,705
Dimensional 2050 Target Date Retirement Income Fund	48,213	25,740	(1)	25,739
Dimensional 2055 Target Date Retirement Income Fund	28,981	12,261	(1)	12,260
Dimensional 2060 Target Date Retirement Income Fund	27,161	10,259	(1)	10,258
Dimensional 2065 Target Date Retirement Income Fund	2,071	449	(—)	449

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Futures Contracts: The Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio or an Underlying Fund. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts

56

are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts
Dimensional 2065 Target Date Retirement Income Fund	$1	$1	*

*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional 2025 Target Date Retirement Income Fund	0.83%	$476	65	$1	$1,621	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional 2030 Target Date Retirement Income Fund	0.83%	$389	52	—	$1,635	—
Dimensional 2035 Target Date Retirement Income Fund	0.83%	348	49	—	1,397	$417
Dimensional 2040 Target Date Retirement Income Fund	0.83%	283	34	—	1,086	149
Dimensional 2045 Target Date Retirement Income Fund	0.83%	252	18	—	818	—
Dimensional 2050 Target Date Retirement Income Fund	0.83%	289	25	—	621	—
Dimensional 2055 Target Date Retirement Income Fund	0.83%	197	17	—	319	—
Dimensional 2060 Target Date Retirement Income Fund	0.84%	202	14	—	296	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The

58

amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

K. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

L. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2025 Target Date Retirement Income Fund	6	76%
Dimensional 2030 Target Date Retirement Income Fund	7	79%
Dimensional 2035 Target Date Retirement Income Fund	6	73%
Dimensional 2040 Target Date Retirement Income Fund	7	83%
Dimensional 2045 Target Date Retirement Income Fund	6	78%
Dimensional 2050 Target Date Retirement Income Fund	7	81%
Dimensional 2055 Target Date Retirement Income Fund	5	75%
Dimensional 2060 Target Date Retirement Income Fund	6	89%
Dimensional 2065 Target Date Retirement Income Fund	5	92%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims

59

against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the nine portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018 and 2017
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund	For the year ended October 31, 2021	For the year ended October 31, 2021 and the period from January 2, 2020 (commencement of operations) through October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

( Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
the fund complex) (14 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust - Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None

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2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co- Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Hong Kong Limited

Vice President (since 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 - 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since 2020) of

•  ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities

Assistant Treasurer (since 2017) of

•  the DFA Fund Complex

Vice President and Assistant Treasurer (since 2020) of

•  ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001

President of

•  the DFA Fund Complex (since 2017)

•  ETF Trust (since 2020)

General Counsel (since 2001) of

•  all the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

69

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary (since 2020) of

•  ETF Trust

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since 2020)

•  all the DFA Funds

•  ETF Trust

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  ETF Trust (since 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Funds II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017-2018) of

70

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since 2016)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

71

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional 2025 Target Date Retirement Income Fund	59%	7%	34%	—	—	100%	—	23%	—	1%	6%	86%	100%
Dimensional 2030 Target Date Retirement Income Fund	54%	5%	41%	—	—	100%	—	44%	—	1%	11%	75%	100%
Dimensional 2035 Target Date Retirement Income Fund	56%	3%	41%	—	—	100%	—	66%	—	2%	18%	57%	100%
Dimensional 2040 Target Date Retirement Income Fund	51%	—	49%	—	—	100%	—	100%	—	3%	30%	21%	—
Dimensional 2045 Target Date Retirement Income Fund	55%	—	45%	—	—	100%	—	100%	—	4%	40%	1%	—
Dimensional 2050 Target Date Retirement Income Fund	41%	3%	56%	—	—	100%	—	100%	—	3%	37%	—	100%
Dimensional 2055 Target Date Retirement Income Fund	67%	—	33%	—	—	100%	—	100%	—	4%	40%	—	—
Dimensional 2060 Target Date Retirement Income Fund	74%	—	26%	—	—	100%	—	100%	—	4%	39%	—	—
Dimensional 2065 Target Date Retirement Income Fund.	100%	—	—	—	—	100%	—	100%	—	4%	48%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

See accompanying Notes to Financial Statements.

73

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

See accompanying Notes to Financial Statements.

74

DFA103121-053A

00267825

Annual Report

Year Ended: October 31, 2021

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

December 2021

Dear Shareholder,

As we near the end of a year that saw us mark four decades since our founding, we want to thank you for entrusting us with your investments. We built Dimensional to implement the great ideas in finance, with the goal of transforming the investor experience for the better.

We are proud of the role Dimensional has played over the past 40 years in helping drive down costs, providing solutions that can improve diversification, and contributing to investor education. We’re committed to continuing to enhance our research-driven strategies, our efficient implementation, and the services we provide.

Just this past year, we launched an expanded offering for separately managed accounts, broadened our suite of fixed income solutions, and became one of the first asset managers to convert mutual funds into exchange-traded funds, offering greater choice in how investors access Dimensional’s strategies.

We have always focused on empowering financial professionals so they can meet their clients’ evolving needs. The solutions we have recently developed will help further that mission, offering more ability to customize and tailor investments to investors’ specific situations. It’s all part of our enduring tradition of innovation to enable the best possible experience for investors.

For 40 years, we have trusted markets. And for 40 years, we have built trust with financial professionals and investors around the world. The advances made in the industry have been profound for investors, and we believe this is just the beginning. We look forward to many more years of innovating on behalf of our clients and investors.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2010 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Dimensional 2015 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2020 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2021

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2021 FTSE Fixed Income LLC. All rights reserved.

Copyright 2021 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

3

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2021

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 43.90%. As measured by Russell indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2021

Russell 3000® Index	43.90%
Russell 1000® Index (large-cap stocks)	43.51%
Russell Midcap® Index (mid-cap stocks)	45.40%
Russell 2000® Index (small-cap stocks)	50.80%
Russell Microcap® Index (micro-cap stocks)	62.54%
Dow Jones U.S. Select REIT Index SM	56.10%

Total Return for 12 Months Ended October 31, 2021

Russell 1000® Value Index (large-cap value stocks)	43.76%
Russell 1000® Growth Index (large-cap growth stocks)	43.21%
Russell 2000® Value Index (small-cap value stocks)	64.30%
Russell 2000® Growth Index (small-cap growth stocks)	38.45%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2021

Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI World ex USA Index	35.59%
MSCI World ex USA Mid Cap Index	31.20%
MSCI World ex USA Small Cap Index	37.19%
MSCI World ex USA Value Index	40.88%
MSCI World ex USA Growth Index	30.25%

For the 12 Months Ended October 31, 2021, the U.S. dollar appreciated against some non-U.S. developed markets currencies and depreciated against others. Overall, currency movements did not have a material overall impact on the U.S. dollar-denominated returns of developed markets.

4

12 Months Ended October 31, 2021

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	30.75%	19.88%
United Kingdom	35.57%	43.72%
Canada	38.56%	49.05%
France	48.30%	47.33%
Switzerland	28.36%	28.75%
Germany	33.47%	32.60%
Australia	27.93%	36.82%
Netherlands	60.71%	59.67%
Sweden	40.26%	45.36%
Hong Kong	18.26%	17.91%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

Emerging markets had positive performance for the period but underperformed both U.S. and non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2021

Return in U.S. Dollars
MSCI Emerging Markets Index	16.96%
MSCI Emerging Markets Mid Cap Index	31.20%
MSCI Emerging Markets Small Cap Index	44.29%
MSCI Emerging Markets Value Index	28.31%
MSCI Emerging Markets Growth Index	7.38%

For the 12 Months Ended October 31, 2021, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

5

12 Months Ended October 31, 2021

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	-9.52%	-9.21%
Taiwan	38.36%	42.32%
Korea	27.78%	24.08%
India	51.78%	50.21%
Russia	64.53%	81.80%
Brazil	10.38%	12.91%
Saudi Arabia	56.07%	56.04%
South Africa	18.16%	26.32%
Mexico	42.35%	47.44%
Thailand	34.75%	26.57%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2021, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2021, these differences generally detracted from the Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2021

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2021. Longer-term government bonds generally underperformed short-term government bonds for the period. Bond yields also increased in Japan, Germany, Italy, Spain, and the U.K., resulting in the general underperformance of longer-term government bonds in these markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2021. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned -0.21%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned -4.90%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned -0.26%, while the Bloomberg U.S. Treasury Bond Index 20+ Years returned -5.40%.

	October 31, 2020	October 31, 2021	Change
One-Month Treasury Bill (yield)	0.08%	0.06%	-0.02%
Ten-Year U.S. Treasury Notes (yield)	0.88%	1.55%	0.67%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped,

6

portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultra-short-term Portfolios employing a variable maturity approach generally focused on the shorter end of their eligible duration range, reflecting the relatively flat ultra-short-term segment of eligible yield curves. The short-term Portfolios employing a variable maturity approach generally extended durations towards the longer end of their eligible range, reflecting a steepening of the curve in the shorter end of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach continued to focus on the longer end of their eligible duration ranges, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves. Realized term premiums were generally negative for government securities but positive for credit securities during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were, however, generally positive for municipal securities for the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums.

Credit spreads began the period relatively wide and then narrowed throughout the period, resulting in smaller expected credit premiums. As a result, the variable credit Portfolios began the period focused on single-A, BBB, and where allowable, BB rated bonds. As credit spreads narrowed during the period, the variable credit Portfolios generally decreased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive, as corporate bonds outperformed their duration-matched government bond counterparts. Corporate bonds also generally outperformed securitized bonds for the period.

Target Date Retirement Income Fund 2010-2020 Review	12 Months Ended October 31, 2021

The Dimensional Target Date Retirement Income Portfolios listed below are designed for investors in retirement and who are planning to withdraw the value of their investment in a Portfolio over many years after the target date:

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

Each Portfolio allocates investments to other equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”). Over time, each Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds).

7

Each Portfolio uses equity Underlying Funds as growth assets and uses fixed income Underlying Funds to hedge against changes to the cost of funding in-retirement consumption. Over time, the percentage allocated by a Portfolio to growth assets is expected to decrease and the percentage allocated to hedging assets is expected to increase.

In evaluating the performance of the hedging portion of the Portfolio, we believe investors should focus on changes to their cost of funding in-retirement consumption rather than on asset growth. During periods in which real interest rates decrease, the present-day cost of funding an investor’s future in-retirement consumption generally increases. As a result, the portion of the Portfolio allocated to the fixed income Underlying Funds, which is intended to hedge against changes to cost of funding in-retirement consumption, should be evaluated alongside changes in the cost of funding in-retirement consumption.

For the one-year period ending October 31, 2021, in aggregate, the equity Underlying Funds had positive returns and contributed to the Portfolios’ growth assets. The fixed income Underlying Funds, which have exposure to inflation-protected securities, had positive returns, as real interest rates generally decreased and outperformed nominal rates as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period. The hedging assets performed in line with changes in cost of retirement income, as intended, and the cost of funding investors’ consumption in retirement generally increased due to decreases in real interest rates.

Dimensional 2010 Target Date Retirement Income Fund

The Dimensional 2010 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio, and the DFA One-Year Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 13.65% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

8

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 6.99 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds outperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ inclusion of TIPS contributed positively to performance relative to the nominal fixed income benchmark, as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period.

For the 12 months ended October 31, 2021, the total return was 13.65% for the Fund and 14.43% for the S&P STRIDE Glide Path 2010 Index, a target date benchmark.

Dimensional 2015 Target Date Retirement Income Fund

The Dimensional 2015 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 14.68% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 9.50 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds outperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ inclusion of TIPS contributed positively to performance relative to the nominal fixed income benchmark, as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period.

9

For the 12 months ended October 31, 2021, the total return was 14.68% for the Fund and 14.86% for the S&P STRIDE Glide Path 2015 Index, a target date benchmark.

Dimensional 2020 Target Date Retirement Income Fund

The Dimensional 2020 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2021, the total return was 14.83% for the Fund, 37.93% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and -0.21% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2021, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks generally outperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also contributed positively to relative performance, as U.S. stocks outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 12.02 years over the 12 months ended October 31, 2021, compared to an average duration of approximately 1.90 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds outperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ inclusion of TIPS contributed positively to performance relative to the nominal fixed income benchmark, as realized inflation was higher than expected inflation and as break-even inflation rates generally increased during the period.

For the 12 months ended October 31, 2021, the total return was 14.83% for the Fund and 15.07% for the S&P STRIDE Glide Path 2020 Index, a target date benchmark.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,048.00	0.19%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,057.70	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

11

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2020 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,065.90	0.19%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

12

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	100.0%
Dimensional 2015 Target Date Retirement Income Fund	100.0%
Dimensional 2020 Target Date Retirement Income Fund	100.0%

13

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,292,194	$17,212,025
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	255,877	2,635,527
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	59,813	2,067,139
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	56,969	2,065,136
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	32,735	904,463
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	22,295	560,945
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	27,621	451,330

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $21,804,833)		$25,896,565

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$25,896,565	—	—	$25,896,565

TOTAL	$25,896,565	—	—	$25,896,565

See accompanying Notes to Financial Statements.

14

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,367,864	$31,539,950
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	113,857	3,934,896
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	107,625	3,901,419
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	228,670	2,730,317
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	61,823	1,708,166
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	42,449	1,068,033
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	52,313	854,795

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $35,968,684)		$45,737,576

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $19,014)	19,014	19,014

TOTAL INVESTMENTS — (100.0%) (Cost $35,987,698)		$45,756,590

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$45,737,576	—	—	$45,737,576
Temporary Cash Investments	19,014	—	—	19,014

TOTAL	$45,756,590	—	—	$45,756,590

See accompanying Notes to Financial Statements.

15

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

	Share	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,818,431	$77,501,494
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	1,764,628	21,069,658
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group Inc.	326,551	11,285,609
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	308,636	11,188,050
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	176,952	4,889,198
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	120,919	3,042,320
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	149,312	2,439,754

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $102,982,096)		$131,416,083

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $55,377)	55,377	55,377

TOTAL INVESTMENTS — (100.0%) (Cost $103,037,473)		$131,471,460

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$131,416,083	—	—	$131,416,083
Temporary Cash Investments	55,377	—	—	55,377

TOTAL	$131,471,460	—	—	$131,471,460

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2021

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$25,897	$45,738	$131,416
Temporary Cash Investments at Value & Cost	—	19	55
Receivables:
Affiliated Investment Companies Sold	31	—	—
Fund Shares Sold	76	5	16
Prepaid Expenses and Other Assets	11	12	15

Total Assets	26,015	45,774	131,502

LIABILITIES:
Payables:
Due to Custodian	8	—	—
Fund Shares Redeemed	—	76	1
Due to Advisor	6	4	6
Accrued Expenses and Other Liabilities	16	22	18

Total Liabilities	30	102	25

NET ASSETS	$25,985	$45,672	$131,477

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $25,985; $45,672 and $131,477 and shares outstanding of 2,027,538, 3,465,191 and 9,524,675, respectively	$12.82	$13.18	$13.80

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$21,805	$35,969	$102,982

NET ASSETS CONSIST OF:
Paid-In Capital	$21,753	$35,279	$99,741
Total Distributable Earnings (Loss)	4,232	10,393	31,736

NET ASSETS	$25,985	$45,672	$131,477

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$689	$1,623	$4,762

Total Investment Income	689	1,623	4,762

Expenses
Accounting & Transfer Agent Fees	2	3	13
Custodian Fees	1	2	1
Filing Fees	3	6	16
Shareholders’ Reports	8	15	9
Directors’/Trustees’ Fees & Expenses	—	—	2
Professional Fees	1	1	3
Previously Waived Fees Recovered by Advisor (Note C)	26	25	28
Other	2	5	14

Total Expenses	43	57	86

Fees Waived, Expenses Reimbursed by Advisor (Note C)	31	31	8

Net Expenses	12	26	78

Net Investment Income (Loss)	677	1,597	4,684

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	75	310	1,653
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	269	950	3,505
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,629	3,026	7,895

Net Realized and Unrealized Gain (Loss)	1,973	4,286	13,053

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,650	$5,883	$17,737

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund		Dimensional 2020 Target Date Retirement Income Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$677	$216	$1,597	$542	$4,684	$1,497
Capital Gain Distributions Received from Affiliated Investment Companies	75	44	310	113	1,653	261
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	269	240	950	1,266	3,505	2,202
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,629	795	3,026	2,115	7,895	8,411

Net Increase (Decrease) in Net Assets Resulting from Operations	2,650	1,295	5,883	4,036	17,737	12,371

Distributions:
Institutional Class Shares	(992)	(296)	(2,553)	(589)	(6,792)	(2,162)
Capital Share Transactions (1):
Shares Issued	9,055	5,095	11,989	8,581	33,365	48,289
Shares Issued in Lieu of Cash Distributions	992	296	2,553	589	6,787	2,160
Shares Redeemed	(4,672)	(7,119)	(13,650)	(22,737)	(45,430)	(55,228)

Net Increase (Decrease) from Capital Share Transactions	5,375	(1,728)	892	(13,567)	(5,278)	(4,779)

Total Increase (Decrease) in Net Assets	7,033	(729)	4,222	(10,120)	5,667	5,430
Net Assets
Beginning of Year	18,952	19,681	41,450	51,570	125,810	120,380

End of Year	$25,985	$18,952	$45,672	$41,450	$131,477	$125,810

(1) Shares Issued and Redeemed:
Shares Issued	720	435	932	721	2,484	3,958
Shares Issued in Lieu of Cash Distributions	80	26	201	51	511	180
Shares Redeemed	(374)	(628)	(1,064)	(1,946)	(3,406)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	426	(167)	69	(1,174)	(411)	(446)

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund					Dimensional 2015 Target Date Retirement Income Fund
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Net Asset Value, Beginning of Year	$11.84	$11.13	$10.32	$10.76	$10.44	$12.20	$11.28	$10.34	$10.83	$10.54

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.14	0.23	0.30	0.20	0.47	0.14	0.23	0.31	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	1.18	0.76	0.80	(0.41)	0.35	1.27	0.93	0.94	(0.45)	0.32

Total from Investment Operations	1.59	0.90	1.03	(0.11)	0.55	1.74	1.07	1.17	(0.14)	0.53

Less Distributions:
Net Investment Income	(0.41)	(0.14)	(0.22)	(0.30)	(0.21)	(0.46)	(0.14)	(0.23)	(0.31)	(0.22)
Net Realized Gains	(0.20)	(0.05)	—	(0.03)	(0.02)	(0.30)	(0.01)	(—)	(0.04)	(0.02)

Total Distributions	(0.61)	(0.19)	(0.22)	(0.33)	(0.23)	(0.76)	(0.15)	(0.23)	(0.35)	(0.24)

Net Asset Value, End of Year	$12.82	$11.84	$11.13	$10.32	$10.76	$13.18	$12.20	$11.28	$10.34	$10.83

Total Return	13.65%	8.09%	10.09%	(1.10%)	5.31%	14.68%	9.58%	11.39%	(1.42%)	5.08%

Net Assets, End of Year (thousands)	$25,985	$18,952	$19,681	$15,016	$14,782	$45,672	$41,450	$51,570	$48,518	$32,771
Ratio of Expenses to Average Net Assets *(B)	0.19%	0.20%	0.21%	0.20%	0.20%	0.18%	0.19%	0.19%	0.19%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.34%	0.45%	0.55%	0.38%	0.45%	0.25%	0.29%	0.33%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.25%	1.22%	2.10%	2.77%	1.93%	3.69%	1.23%	2.09%	2.83%	2.00%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.14%	0.15%	0.14%	0.14%	0.12%	0.13%	0.13%	0.13%	0.14%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$12.66	$11.60	$10.52	$11.03	$10.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.48	0.15	0.24	0.31	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	1.35	1.12	1.11	(0.48)	0.45

Total from Investment Operations	1.83	1.27	1.35	(0.17)	0.67

Less Distributions:
Net Investment Income	(0.48)	(0.15)	(0.24)	(0.32)	(0.22)
Net Realized Gains	(0.21)	(0.06)	(0.03)	(0.02)	—

Total Distributions	(0.69)	(0.21)	(0.27)	(0.34)	(0.22)

Net Asset Value, End of Year	$13.80	$12.66	$11.60	$10.52	$11.03

Total Return	14.83%	11.11%	12.94%	(1.67%)	6.50%

Net Assets, End of Year (thousands)	$131,477	$125,810	$120,380	$100,643	$86,819
Ratio of Expenses to Average Net Assets *(B)	0.19%	0.20%	0.21%	0.21%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.20%	0.22%	0.25%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.60%	1.27%	2.15%	2.77%	2.07%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.14%	0.15%	0.15%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, three of which, the Dimensional 2010 Target Date Retirement Income Fund, the Dimensional 2015 Target Date Retirement Income Fund, and the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2021, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/21

Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	5%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

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B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director.These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

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3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the year ended October 31, 2021, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2022, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2010 Target Date Retirement Income Fund	0.06%	$26	$31	$120
Dimensional 2015 Target Date Retirement Income Fund	0.06%	$25	$31	$126
Dimensional 2020 Target Date Retirement Income Fund	0.06%	28	8	57

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amount paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2021, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	$1
Dimensional 2020 Target Date Retirement Income Fund	2

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$13,203	$5,949	$2,258	$19	$300	$17,213	1,292	$609	$41
DFA One-Year Fixed Income Portfolio	1,384	1,549	297	—	—	2,636	256	—	—
U.S. Large Company Portfolio	1,468	644	581	72	464	2,067	60	22	34
U.S. Core Equity 1 Portfolio	1,473	623	626	97	498	2,065	57	21	—
Large Cap International Portfolio	692	263	269	29	189	904	33	19	—
Emerging Markets Core Equity Portfolio	462	172	185	30	82	561	22	9	—
International Core Equity Portfolio	346	130	143	22	96	451	28	9	—

Total	$19,028	$9,330	$4,359	$269	$1,629	$25,897	1,748	$689	$75

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	Balance at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 31, 2021	Dividend Income	Capital Gain Distributions
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$28,395	$7,303	$4,762	$81	$524	$31,541	2,368	$1,308	$85
U.S. Large Company Portfolio	3,322	933	1,468	230	918	3,935	114	50	74
U.S. Core Equity 1 Portfolio	3,323	918	1,621	305	976	3,901	108	46	—
DFA LTIP Portfolio	3,069	1,582	1,917	148	(152)	2,730	229	135	151
Large Cap International Portfolio	1,561	438	754	84	379	1,708	62	42	—
Emerging Markets Core Equity Portfolio	1,052	307	524	62	171	1,068	42	22	—
International Core Equity Portfolio	782	207	384	40	210	855	52	20	—

Total	$41,504	$11,688	$11,430	$950	$3,026	$45,738	2,975	$1,623	$310

Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$72,922	$16,530	$13,425	$119	$1,355	$77,501	5,817	$3,256	$237
DFA LTIP Portfolio	22,773	7,259	8,519	183	(626)	21,070	1,765	965	1,169
U.S. Large Company Portfolio	9,998	1,966	4,124	972	2,474	11,286	327	153	247
U.S. Core Equity 1 Portfolio	10,021	1,941	4,703	1,335	2,594	11,188	309	140	—
Large Cap International Portfolio	4,690	900	2,145	377	1,067	4,889	177	125	—
Emerging Markets Core Equity Portfolio	3,134	555	1,410	314	449	3,042	121	64	—
International Core Equity Portfolio	2,354	421	1,122	205	582	2,440	149	59	—

Total	$125,892	$29,572	$35,448	$3,505	$7,895	$131,416	8,665	$4,762	$1,653

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2020	$216	$80	—	$296
2021	668	324	—	992
Dimensional 2015 Target Date Retirement Income Fund
2020	540	49	—	589
2021	1,657	896	—	2,553
Dimensional 2020 Target Date Retirement Income Fund
2020	1,532	630	—	2,162
2021	4,726	2,066	—	6,792

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(50)	—	$(50)
Dimensional 2015 Target Date Retirement Income Fund	(121)	$(104)	(225)
Dimensional 2020 Target Date Retirement Income Fund	(356)	(636)	(992)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	$58	$233	$3,945	$4,236
Dimensional 2015 Target Date Retirement Income Fund	—	1,035	9,359	10,394
Dimensional 2020 Target Date Retirement Income Fund	—	4,210	27,527	31,737

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$21,952	$3,945	$(1)	$3,944
Dimensional 2015 Target Date Retirement Income Fund	36,397	9,359	—	9,359
Dimensional 2020 Target Date Retirement Income Fund	103,944	27,527	—	27,527

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
Dimensional 2010 Target Date Retirement Income Fund	0.83%	$154	16	—	$225	—
Dimensional 2015 Target Date Retirement Income Fund	0.83%	$234	43	—	$412	—
Dimensional 2020 Target Date Retirement Income Fund	0.83%	520	47	$1	1,266	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that each Portfolio’s available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2021.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

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On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.

K. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	6	80%
Dimensional 2015 Target Date Retirement Income Fund	9	86%
Dimensional 2020 Target Date Retirement Income Fund	5	78%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund and Dimensional 2020 Target Date Retirement Income Fund (three of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust - Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015-2016).	137 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984). Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006-2016).	137 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/ Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust - Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust - Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director, (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).

33

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust - Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director/Trustee

The following interested Director/Trustee is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director/ Trustee	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993; ETF Trust - Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”). Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Chairman and Trustee of the ETF Trust (since June 2020). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since	137 portfolios in 5 investment companies	None

34

2005). Member of the Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG, DIG; DFAITC; DEM; and ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

35

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

36

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Hong Kong Limited

Vice President (since 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020- June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

37

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC Formerly, Chief Financial Officer (2017 – 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since 2020) of

•  ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

•  all the DFA Entities

Assistant Treasurer (since 2017) of

•  the DFA Fund Complex

Vice President and Assistant Treasurer (since 2020) of

•  ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

•  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

•  ETF Trust

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel sincec 2001

President of

•  the DFA Fund Complex (since 2017)

•  ETF Trust (since 2020)

General Counsel (since 2001) of

•  all the DFA Entities

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

38

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of:

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•  DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•  DFA Fund Complex

Formerly, Director (2019-2021) of:

•  Dimensional Ireland Limited

39

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary (since 2020) of

•  ETF Trust

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since 2020)

•  all the DFA Funds

•  ETF Trust

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex- Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  ETF Trust (since 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Funds II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017-2018) of

•  Dimensional Fund Advisors Pte. Ltd.

40

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

•  ETF Trust

Vice President (since 2016)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015 – 2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors/Trustees and until his or her successor is elected and qualified.

41

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

42

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2021. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2021 (e.g., IRS Form 1099-DIV) will be provided in early 2022. Shareholders should refer to these statements in preparing their calendar year 2021 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2021.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short-Term Capital Gain (7)
Dimensional 2010 Target Date Retirement Income Fund	67%	—	33%	—	—	100%	—	15%	—	—	4%	89%	100%
Dimensional 2015 Target Date Retirement Income Fund	62%	3%	35%	—	—	100%	—	18%	—	—	4%	89%	100%
Dimensional 2020 Target Date Retirement Income Fund	68%	1%	31%	—	—	100%	—	18%	—	—	4%	90%	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2021.

See accompanying Notes to Financial Statements.

43

DFA103121-054A 00267824

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2021: $1,923,324

Fiscal Year Ended October 31, 2020: $2,252,955

(b)	Audit-Related Fees

Fees for Registrant     Fiscal Year Ended October 31, 2021: $156,061

Fiscal Year Ended October 31, 2020: $183,162

For fiscal years ended October 31, 2021 and October 31, 2020, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2021: $220,000

Fiscal Year Ended October 31, 2020: $215,000

For the fiscal years ended October 31, 2021 and October 31, 2020, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant     Fiscal Year Ended October 31, 2021: $0

Fiscal Year Ended October 31, 2020: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant     Fiscal Year Ended October 31, 2021: $0

Fiscal Year Ended October 31, 2020: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2021 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2021: $1,455,187

Fiscal Year Ended October 31, 2020: $1,477,288

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Cap Equity Portfolio	Series of Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA Global Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

World ex U.S. Targeted Value Portfolio	Series of Registrant

World ex U.S. Core Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

U.S. High Relative Profitability Portfolio	Series of the Registrant

International High Relative Profitability Portfolio	Series of the Registrant

Emerging Markets Targeted Value Portfolio	Series of the Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

U.S. Social Core Equity 2 Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

U.S. Sustainability Targeted Value Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

International Social Core Equity Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

U.S. Large Cap Growth Portfolio	Series of Registrant

U.S. Small Cap Growth Portfolio	Series of Registrant

International Large Cap Growth Portfolio	Series of Registrant

International Small Cap Growth Portfolio	Series of Registrant

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	33,967	$2,655,880
*	Alphabet, Inc., Class A	13,686	40,523,151
*	Alphabet, Inc., Class C	13,609	40,356,265
*	Altice USA, Inc., Class A	10,421	169,862
	AT&T, Inc.	356,591	9,007,489
	Cable One, Inc.	641	1,096,886
*	Charter Communications, Inc., Class A	8,231	5,555,020
	Comcast Corp., Class A	232,036	11,933,612
#*	Discovery, Inc., Class A	21,517	504,358
*	Discovery, Inc., Class C	36,457	822,470
*	DISH Network Corp., Class A	30,038	1,233,661
	Electronic Arts, Inc.	17,244	2,418,471
*	Facebook, Inc., Class A	116,865	37,814,008
	Fox Corp., Class A	34,757	1,381,243
	Fox Corp., Class B	26,067	963,436
	Interpublic Group of Cos., Inc.	69,400	2,537,958
*	Liberty Broadband Corp., Class A	2,108	338,903
*	Liberty Broadband Corp., Class C	12,426	2,018,604
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	99,867
*	Liberty Media Corp.-Liberty Formula One, Class C	24,880	1,388,304
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	420,293
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	869,808
*	Live Nation Entertainment, Inc.	8,634	873,329
	Lumen Technologies, Inc.	174,306	2,067,269
*	Match Group, Inc.	13,161	1,984,416
*	Netflix, Inc.	17,536	12,105,276
	New York Times Co., Class A	12,013	655,790
	News Corp., Class A	30,333	694,626
	News Corp., Class B	17,470	394,123
	Omnicom Group, Inc.	31,303	2,131,108
*	Pinterest, Inc., Class A	13,691	611,166
*	Roku, Inc.	3,149	960,130
#	Sirius XM Holdings, Inc.	73,704	448,857
*	Snap, Inc., Class A	24,862	1,307,244
*	Spotify Technology SA	4,382	1,268,151
*	Take-Two Interactive Software, Inc.	7,849	1,420,669
*	T-Mobile U.S., Inc.	30,530	3,511,866
*	Twitter, Inc.	25,787	1,380,636
	Verizon Communications, Inc.	280,470	14,862,105
	ViacomCBS, Inc., Class A	868	33,791
	ViacomCBS, Inc., Class B	48,997	1,774,671
*	Walt Disney Co.	67,564	11,423,045
#	Warner Music Group Corp., Class A	2,458	121,646
*	Zillow Group, Inc., Class A	6,862	725,451
#*	Zillow Group, Inc., Class C	9,662	1,001,273
*	Zynga, Inc., Class A	86,080	635,270

TOTAL COMMUNICATION SERVICES			226,501,457

CONSUMER DISCRETIONARY — (12.0%)
	Advance Auto Parts, Inc.	7,704	1,737,406
*	Amazon.com, Inc.	19,656	66,288,484
*	Aptiv PLC	13,629	2,356,318
	Aramark	17,018	620,817
	Autoliv, Inc.	6,474	627,007
*	AutoNation, Inc.	300	36,336

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoZone, Inc.	975	$1,740,219
	Bath & Body Works, Inc.	15,849	1,095,007
	Best Buy Co., Inc.	30,827	3,768,292
*	Booking Holdings, Inc.	1,064	2,575,710
	BorgWarner, Inc.	24,939	1,124,001
*	Bright Horizons Family Solutions, Inc.	4,732	785,512
*	Burlington Stores, Inc.	1,710	472,456
*	Caesars Entertainment, Inc.	15,188	1,662,478
*	Capri Holdings Ltd.	3,045	162,116
*	CarMax, Inc.	20,031	2,742,644
#*	Carnival Corp.	66,617	1,476,233
*	Carvana Co.	1,784	540,873
#*	Chegg, Inc.	8,610	511,778
#*	Chewy, Inc., Class A	2,699	204,584
*	Chipotle Mexican Grill, Inc.	1,110	1,974,723
	Churchill Downs, Inc.	2,600	598,000
*	Crocs, Inc.	660	106,557
	Darden Restaurants, Inc.	9,154	1,319,458
*	Deckers Outdoor Corp.	2,789	1,102,520
#	Dick’s Sporting Goods, Inc.	7,066	877,668
	Dollar General Corp.	13,937	3,087,324
*	Dollar Tree, Inc.	28,735	3,096,484
	Domino’s Pizza, Inc.	1,659	811,201
	DR Horton, Inc.	36,935	3,297,187
	eBay, Inc.	46,607	3,575,689
*	Etsy, Inc.	4,630	1,160,695
*	Expedia Group, Inc.	3,602	592,205
*	Five Below, Inc.	5,074	1,001,100
*	Floor & Decor Holdings, Inc., Class A	8,043	1,093,205
*	Ford Motor Co.	160,349	2,738,761
	Gap, Inc.	37,817	858,068
	Garmin Ltd.	19,421	2,788,856
*	General Motors Co.	79,950	4,351,678
	Gentex Corp.	37,339	1,321,427
	Genuine Parts Co.	15,878	2,081,765
	Hasbro, Inc.	15,670	1,500,559
*	Hilton Worldwide Holdings, Inc.	11,715	1,686,374
	Home Depot, Inc.	48,117	17,887,014
*	Hyatt Hotels Corp., Class A	294	25,049
	Kohl’s Corp.	8,581	416,436
*	Las Vegas Sands Corp.	15,909	617,428
	Lear Corp.	6,405	1,100,699
	Lennar Corp., Class A	24,214	2,419,705
	Lennar Corp., Class B	1,823	149,632
#	Levi Strauss & Co., Class A	5,125	134,172
	Lithia Motors, Inc., Class A	3,716	1,186,222
*	LKQ Corp.	33,565	1,848,760
	Lowe’s Cos., Inc.	32,190	7,526,666
*	Lululemon Athletica, Inc.	5,376	2,505,270
*	Marriott International, Inc., Class A	13,157	2,105,383
	McDonald’s Corp.	29,779	7,312,233
	MGM Resorts International	28,027	1,321,753
*	Mohawk Industries, Inc.	5,504	975,364
	Newell Brands, Inc.	37,607	860,824
	NIKE, Inc., Class B	51,869	8,677,165
#*	Norwegian Cruise Line Holdings Ltd.	28,665	737,264
*	NVR, Inc.	402	1,967,710
*	O’Reilly Automotive, Inc.	3,105	1,932,304
#*	Peloton Interactive, Inc., Class A	8,733	798,546

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Penn National Gaming, Inc.	11,099	$794,688
	Pool Corp.	2,589	1,333,749
	PulteGroup, Inc.	34,755	1,671,020
	Ralph Lauren Corp.	3,600	457,812
#*	RH	1,509	995,382
	Ross Stores, Inc.	21,642	2,449,874
*	Royal Caribbean Cruises Ltd.	19,439	1,641,235
	Service Corp. International	31,732	2,173,325
	Starbucks Corp.	46,520	4,934,376
	Tapestry, Inc.	28,397	1,106,915
	Target Corp.	31,433	8,160,635
	Tempur Sealy International, Inc.	6,497	288,922
*	Tesla, Inc.	24,262	27,027,868
	TJX Cos., Inc.	54,847	3,591,930
	Tractor Supply Co.	10,104	2,194,286
*	Ulta Beauty, Inc.	3,847	1,413,234
#*	Under Armour, Inc., Class A	13,004	285,568
*	Under Armour, Inc., Class C	15,214	287,240
	Vail Resorts, Inc.	2,402	827,993
	VF Corp.	21,451	1,563,349
*	Victoria’s Secret & Co.	5,283	266,633
#*	Wayfair, Inc., Class A	2,776	691,502
	Whirlpool Corp.	11,760	2,479,361
	Williams-Sonoma, Inc.	9,262	1,720,231
#*	Wynn Resorts Ltd.	6,089	546,792
	Yum! Brands, Inc.	12,547	1,567,622

TOTAL CONSUMER DISCRETIONARY			264,526,916

CONSUMER STAPLES — (5.8%)
	Altria Group, Inc.	101,248	4,466,049
	Archer-Daniels-Midland Co.	29,091	1,868,806
	Brown-Forman Corp., Class A	3,116	199,518
	Brown-Forman Corp., Class B	21,810	1,480,681
	Bunge Ltd.	15,002	1,389,785
#	Campbell Soup Co.	38,566	1,540,712
	Church & Dwight Co., Inc.	21,130	1,845,917
	Clorox Co.	6,475	1,055,490
	Coca-Cola Co.	204,227	11,512,276
	Colgate-Palmolive Co.	35,913	2,736,211
	Conagra Brands, Inc.	42,947	1,382,893
	Constellation Brands, Inc., Class A	9,318	2,020,236
	Costco Wholesale Corp.	22,343	10,982,478
*	Darling Ingredients, Inc.	19,863	1,678,821
	Estee Lauder Cos., Inc., Class A	9,330	3,025,999
	General Mills, Inc.	57,188	3,534,218
	Hershey Co.	8,730	1,530,806
	Hormel Foods Corp.	40,669	1,721,112
	J M Smucker Co.	11,956	1,468,914
	Kellogg Co.	33,268	2,039,328
	Keurig Dr Pepper, Inc.	23,660	853,889
	Kimberly-Clark Corp.	14,860	1,924,221
	Kraft Heinz Co.	26,540	952,521
	Kroger Co.	105,546	4,223,951
	Lamb Weston Holdings, Inc.	12,504	705,851
	McCormick & Co., Inc.	17,928	1,438,363
	McCormick & Co., Inc.	612	49,719
	Molson Coors Beverage Co., Class B	21,566	950,845
	Mondelez International, Inc., Class A	59,110	3,590,341
*	Monster Beverage Corp.	18,755	1,594,175

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	75,897	$12,264,955
	Philip Morris International, Inc.	62,287	5,888,613
	Procter & Gamble Co.	124,570	17,812,264
	Sysco Corp.	27,609	2,123,132
	Tyson Foods, Inc., Class A	30,784	2,461,797
*	U.S. Foods Holding Corp.	14,901	516,618
	Walgreens Boots Alliance, Inc.	53,826	2,530,899
	Walmart, Inc.	79,532	11,883,671

TOTAL CONSUMER STAPLES			129,246,075

ENERGY — (2.9%)
	Baker Hughes Co.	53,555	1,343,159
*	Cheniere Energy, Inc.	13,234	1,368,396
	Chevron Corp.	72,140	8,259,309
	ConocoPhillips	69,201	5,154,782
	Continental Resources, Inc.	16,493	805,023
	Devon Energy Corp.	52,997	2,124,120
	Diamondback Energy, Inc.	11,317	1,213,069
*	DTE Midstream LLC	4,215	202,151
	EOG Resources, Inc.	29,913	2,765,756
	Exxon Mobil Corp.	157,133	10,130,365
	Halliburton Co.	94,195	2,353,933
	Hess Corp.	34,057	2,812,086
	Kinder Morgan, Inc.	117,465	1,967,539
	Marathon Oil Corp.	62,489	1,019,820
	Marathon Petroleum Corp.	51,517	3,396,516
	Occidental Petroleum Corp.	109,711	3,678,610
	ONEOK, Inc.	37,953	2,414,570
	Phillips 66	24,896	1,861,723
	Pioneer Natural Resources Co.	12,046	2,252,361
	Schlumberger NV	70,035	2,259,329
	Targa Resources Corp.	27,261	1,490,359
#	Texas Pacific Land Corp.	288	366,817
	Valero Energy Corp.	31,696	2,451,052
	Williams Cos., Inc.	104,801	2,943,860

TOTAL ENERGY			64,634,705

FINANCIALS — (12.2%)
	Aflac, Inc.	49,485	2,655,860
*	Alleghany Corp.	1,279	833,115
	Allstate Corp.	24,125	2,983,539
	Ally Financial, Inc.	52,249	2,494,367
	American Express Co.	43,776	7,607,393
	American Financial Group, Inc.	6,616	900,041
	American International Group, Inc.	34,679	2,049,182
	Ameriprise Financial, Inc.	12,390	3,743,391
	Aon PLC, Class A	12,949	4,142,644
*	Arch Capital Group Ltd.	30,990	1,296,002
	Ares Management Corp., Class A	7,408	627,754
	Arthur J Gallagher & Co.	20,078	3,366,478
	Assurant, Inc.	4,759	767,674
*	Athene Holding Ltd., Class A	21,893	1,904,910
	Bank of America Corp.	290,428	13,876,650
	Bank of New York Mellon Corp.	30,893	1,828,866
*	Berkshire Hathaway, Inc., Class B	68,126	19,552,843
	BlackRock, Inc.	6,888	6,498,552
	Blackstone, Inc.	29,831	4,129,207
	Brown & Brown, Inc.	31,425	1,983,232

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capital One Financial Corp.	19,568	$2,955,355
	Cboe Global Markets, Inc.	12,656	1,669,833
	Charles Schwab Corp.	56,050	4,597,781
	Chubb Ltd.	16,855	3,293,130
	Cincinnati Financial Corp.	13,346	1,620,738
	Citigroup, Inc.	77,723	5,375,323
	Citizens Financial Group, Inc.	33,028	1,564,867
	CME Group, Inc.	13,755	3,033,665
	CNA Financial Corp.	6,080	272,749
	Comerica, Inc.	10,311	877,363
#	Commerce Bancshares, Inc.	12,229	862,267
#*	Credit Acceptance Corp.	1,199	717,254
	Discover Financial Services	32,014	3,627,826
	East West Bancorp, Inc.	15,398	1,223,833
	Equitable Holdings, Inc.	40,353	1,351,826
	Erie Indemnity Co., Class A	4,776	982,949
	Everest Re Group Ltd.	4,304	1,125,496
	FactSet Research Systems, Inc.	3,388	1,503,899
	Fidelity National Financial, Inc.	36,583	1,752,692
	Fifth Third Bancorp	54,688	2,380,569
	First Horizon Corp.	52,153	885,036
	First Republic Bank	13,847	2,995,522
	Franklin Resources, Inc.	36,956	1,163,744
	Globe Life, Inc.	12,592	1,120,940
	Goldman Sachs Group, Inc.	13,788	5,699,270
	Hartford Financial Services Group, Inc.	36,454	2,658,590
	Huntington Bancshares, Inc.	90,043	1,417,277
	Interactive Brokers Group, Inc., Class A	5,300	375,505
	Intercontinental Exchange, Inc.	22,278	3,084,612
	Invesco Ltd.	35,261	895,982
	JPMorgan Chase & Co.	148,739	25,269,269
	KeyCorp.	75,257	1,751,230
	KKR & Co., Inc.	26,231	2,089,824
	Lincoln National Corp.	19,683	1,420,128
	Loews Corp.	20,407	1,144,220
	LPL Financial Holdings, Inc.	10,357	1,698,755
	M&T Bank Corp.	10,334	1,520,338
*	Markel Corp.	1,056	1,386,665
	MarketAxess Holdings, Inc.	1,856	758,492
	Marsh & McLennan Cos., Inc.	26,983	4,500,764
	MetLife, Inc.	28,000	1,758,400
	Moody’s Corp.	9,294	3,756,170
	Morgan Stanley	70,736	7,270,246
	Morningstar, Inc.	4,414	1,398,134
	MSCI, Inc., Class A	3,490	2,320,431
	Nasdaq, Inc.	18,135	3,805,992
	Northern Trust Corp.	21,845	2,687,809
	PNC Financial Services Group, Inc.	15,976	3,371,415
	Principal Financial Group, Inc.	24,811	1,664,570
	Progressive Corp.	37,314	3,540,352
	Prudential Financial, Inc.	15,276	1,681,124
	Raymond James Financial, Inc.	22,246	2,193,233
	Regions Financial Corp.	74,541	1,765,131
	Reinsurance Group of America, Inc.	3,812	450,121
	S&P Global, Inc.	10,392	4,927,471
	Santander Consumer USA Holdings, Inc.	19,281	804,018
	SEI Investments Co.	18,771	1,183,324
	Signature Bank	3,804	1,132,907
	State Street Corp.	26,967	2,657,598

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	SVB Financial Group	5,512	$3,954,309
	Synchrony Financial	60,987	2,832,846
	T Rowe Price Group, Inc.	17,145	3,718,408
	Tradeweb Markets, Inc., Class A	6,784	604,454
	Travelers Cos., Inc.	23,366	3,759,122
	Truist Financial Corp.	50,076	3,178,324
	U.S. Bancorp	54,769	3,306,405
	Voya Financial, Inc.	9,928	692,677
	Wells Fargo & Co.	146,284	7,483,889
	Western Alliance Bancorp	9,808	1,138,611
	Willis Towers Watson PLC	10,001	2,423,042
	WR Berkley Corp.	15,033	1,196,627
	Zions Bancorp NA	10,260	646,277

TOTAL FINANCIALS			269,170,715

HEALTH CARE — (13.2%)
*	10X Genomics, Inc., Class A	1,294	208,683
	Abbott Laboratories	78,086	10,064,505
	AbbVie, Inc.	93,295	10,698,138
*	ABIOMED, Inc.	2,815	934,693
*	Acceleron Pharma, Inc.	925	161,117
	Agilent Technologies, Inc.	14,063	2,214,782
*	Align Technology, Inc.	2,319	1,447,914
#*	Alnylam Pharmaceuticals, Inc.	3,749	598,190
	AmerisourceBergen Corp.	11,102	1,354,666
	Amgen, Inc.	31,777	6,576,886
	Anthem, Inc.	12,291	5,348,183
*	Avantor, Inc.	34,936	1,410,716
	Baxter International, Inc.	35,838	2,829,768
	Becton Dickinson & Co.	10,944	2,622,073
*	Biogen, Inc.	11,131	2,968,415
*	BioMarin Pharmaceutical, Inc.	11,388	902,271
*	Bio-Rad Laboratories, Inc., Class A	1,921	1,526,580
	Bio-Techne Corp.	2,847	1,490,832
*	Boston Scientific Corp.	51,954	2,240,776
	Bristol-Myers Squibb Co.	107,788	6,294,819
	Bruker Corp.	12,075	969,623
	Cardinal Health, Inc.	36,997	1,768,827
*	Catalent, Inc.	15,212	2,097,126
*	Centene Corp.	31,555	2,247,978
	Cerner Corp.	28,301	2,102,481
*	Charles River Laboratories International, Inc.	3,962	1,777,670
	Cigna Corp.	17,182	3,670,247
	Cooper Cos., Inc.	3,819	1,592,217
#*	CRISPR Therapeutics AG	3,480	317,828
	CVS Health Corp.	66,363	5,924,889
	Danaher Corp.	25,874	8,066,737
*	DaVita, Inc.	16,882	1,742,898
	DENTSPLY SIRONA, Inc.	16,929	968,508
*	DexCom, Inc.	3,078	1,918,240
*	Edwards Lifesciences Corp.	21,113	2,529,760
*	Elanco Animal Health, Inc.	35,778	1,176,381
	Eli Lilly & Co.	42,293	10,774,565
#*	Exact Sciences Corp.	9,085	865,074
	Gilead Sciences, Inc.	66,522	4,315,947
#*	Guardant Health, Inc.	6,342	740,682
	HCA Healthcare, Inc.	11,562	2,895,819
*	Henry Schein, Inc.	15,266	1,165,559
	Hill-Rom Holdings, Inc.	246	38,105

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Hologic, Inc.	23,901	$1,752,182
*	Horizon Therapeutics PLC	16,733	2,006,454
	Humana, Inc.	6,440	2,982,750
*	IDEXX Laboratories, Inc.	4,742	3,158,836
*	Illumina, Inc.	3,774	1,566,436
*	Incyte Corp.	9,206	616,618
*	Insulet Corp.	2,033	630,271
*	Intellia Therapeutics, Inc.	4,005	532,585
*	Intuitive Surgical, Inc.	11,430	4,127,716
*	IQVIA Holdings, Inc.	10,997	2,874,836
*	Jazz Pharmaceuticals PLC	7,205	958,553
	Johnson & Johnson	167,752	27,323,446
*	Laboratory Corp. of America Holdings	10,214	2,931,622
*	Masimo Corp.	4,256	1,206,746
	McKesson Corp.	6,418	1,334,174
	Medtronic PLC	50,262	6,024,403
	Merck & Co., Inc.	144,699	12,740,747
*	Mettler-Toledo International, Inc.	1,416	2,096,926
#*	Mirati Therapeutics, Inc.	2,509	474,251
*	Moderna, Inc.	14,458	4,991,046
*	Molina Healthcare, Inc.	8,889	2,628,655
*	Natera, Inc.	3,951	452,666
*	Neurocrine Biosciences, Inc.	1,557	164,123
*	Novavax, Inc.	2,810	418,212
*	Novocure Ltd.	2,637	270,477
	Organon & Co.	14,469	531,736
*	Penumbra, Inc.	1,878	519,361
	PerkinElmer, Inc.	12,250	2,166,902
	Pfizer, Inc.	281,677	12,320,552
	Quest Diagnostics, Inc.	14,739	2,163,390
*	Regeneron Pharmaceuticals, Inc.	5,354	3,426,239
*	Repligen Corp.	3,845	1,116,973
	ResMed, Inc.	8,508	2,236,838
#	Royalty Pharma PLC, Class A	11,796	466,296
*	Seagen, Inc.	6,515	1,148,790
	STERIS PLC	8,863	2,071,638
	Stryker Corp.	13,648	3,631,323
*	Syneos Health, Inc.	7,700	718,718
#*	Teladoc Health, Inc.	7,900	1,181,761
	Teleflex, Inc.	3,423	1,221,806
	Thermo Fisher Scientific, Inc.	19,512	12,352,462
*	United Therapeutics Corp.	3,200	610,432
	UnitedHealth Group, Inc.	47,149	21,710,700
	Universal Health Services, Inc., Class B	9,183	1,139,610
*	Veeva Systems, Inc., Class A	4,424	1,402,452
*	Vertex Pharmaceuticals, Inc.	10,849	2,006,306
	Viatris, Inc.	98,854	1,319,701
*	Waters Corp.	3,547	1,303,700
	West Pharmaceutical Services, Inc.	3,940	1,693,727
	Zimmer Biomet Holdings, Inc.	16,096	2,303,660
	Zoetis, Inc.	26,373	5,701,843

TOTAL HEALTH CARE			292,292,815

INDUSTRIALS — (11.0%)
	3M Co.	35,336	6,313,836
*	AECOM	10,806	738,806
	AGCO Corp.	9,734	1,189,592
	Allegion PLC	8,851	1,135,583
	AMERCO	2,734	2,014,931

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	American Airlines Group, Inc.	15,200	$291,840
	AMETEK, Inc.	23,403	3,098,557
	AO Smith Corp.	19,515	1,425,961
*	Avis Budget Group, Inc.	769	133,275
*	Axon Enterprise, Inc.	4,378	787,865
*	Boeing Co.	21,946	4,543,480
	Booz Allen Hamilton Holding Corp., Class A	16,632	1,444,656
*	Builders FirstSource, Inc.	16,400	955,628
	Carlisle Cos., Inc.	7,637	1,702,440
	Carrier Global Corp.	68,992	3,603,452
	Caterpillar, Inc.	32,712	6,673,575
	CH Robinson Worldwide, Inc.	18,327	1,777,536
	Cintas Corp.	9,681	4,192,841
#*	Clarivate PLC	10,924	256,168
*	Copart, Inc.	14,879	2,310,560
*	CoStar Group, Inc.	21,040	1,810,492
	CSX Corp.	144,960	5,243,203
	Cummins, Inc.	18,205	4,366,287
	Deere & Co.	16,908	5,787,777
*	Delta Air Lines, Inc.	16,533	646,936
	Donaldson Co., Inc.	9,555	573,396
	Dover Corp.	15,592	2,636,295
	Eaton Corp. PLC	19,885	3,276,253
	Emerson Electric Co.	36,252	3,516,807
	Equifax, Inc.	8,946	2,481,889
	Expeditors International of Washington, Inc.	14,061	1,733,159
	Fastenal Co.	51,094	2,916,446
	FedEx Corp.	16,224	3,821,239
	Fortive Corp.	26,250	1,987,388
	Fortune Brands Home & Security, Inc.	20,152	2,043,413
*	Generac Holdings, Inc.	3,793	1,891,038
	General Dynamics Corp.	12,007	2,434,419
	General Electric Co.	41,735	4,376,749
	Graco, Inc.	19,150	1,439,697
*	GXO Logistics, Inc.	15,696	1,393,805
	HEICO Corp.	3,509	489,120
	HEICO Corp., Class A	4,816	605,275
	Honeywell International, Inc.	35,355	7,729,310
	Howmet Aerospace, Inc.	38,288	1,136,771
	Hubbell, Inc.	7,590	1,513,218
	Huntington Ingalls Industries, Inc.	3,381	685,430
	IDEX Corp.	5,108	1,136,888
	IHS Markit Ltd.	21,845	2,855,578
	Illinois Tool Works, Inc.	16,977	3,868,549
*	Ingersoll Rand, Inc.	32,526	1,748,598
	Jacobs Engineering Group, Inc.	10,097	1,417,821
	JB Hunt Transport Services, Inc.	11,663	2,299,827
	Johnson Controls International PLC	28,101	2,061,770
	Kansas City Southern	9,978	3,095,675
	Knight-Swift Transportation Holdings, Inc.	20,768	1,177,338
	L3Harris Technologies, Inc.	8,087	1,864,377
	Leidos Holdings, Inc.	18,676	1,867,226
	Lennox International, Inc.	2,835	848,459
	Lockheed Martin Corp.	13,376	4,445,112
*	Lyft, Inc., Class A	10,357	475,076
	Masco Corp.	12,684	831,436
*	Middleby Corp.	2,739	499,703
	Nielsen Holdings PLC	25,089	508,052
	Nordson Corp.	4,532	1,152,080

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Norfolk Southern Corp.	12,468	$3,653,747
	Northrop Grumman Corp.	10,314	3,684,367
	Old Dominion Freight Line, Inc.	10,204	3,483,135
	Oshkosh Corp.	2,300	246,100
	Otis Worldwide Corp.	18,551	1,489,831
	Owens Corning	11,415	1,066,275
	PACCAR, Inc.	40,842	3,660,260
	Parker-Hannifin Corp.	12,944	3,839,061
	Pentair PLC	23,752	1,756,935
#*	Plug Power, Inc.	14,717	563,220
	Quanta Services, Inc.	13,631	1,653,168
	Raytheon Technologies Corp.	56,976	5,062,887
	Regal Beloit Corp.	1,500	228,495
	Republic Services, Inc.	40,949	5,511,735
	Robert Half International, Inc.	11,628	1,314,778
	Rockwell Automation, Inc.	6,095	1,946,743
	Rollins, Inc.	20,878	735,532
	Roper Technologies, Inc.	4,190	2,044,175
*	Sensata Technologies Holding PLC	13,780	759,278
*	SiteOne Landscape Supply, Inc.	800	187,968
	Snap-on, Inc.	7,521	1,528,493
*	Southwest Airlines Co.	45,857	2,168,119
	Stanley Black & Decker, Inc.	14,992	2,694,512
#*	Sunrun, Inc.	14,009	808,039
	Textron, Inc.	21,106	1,558,678
	Toro Co.	13,627	1,300,970
	Trane Technologies PLC	13,135	2,376,516
*	TransDigm Group, Inc.	2,146	1,338,718
	TransUnion	16,504	1,902,746
*	Trex Co., Inc.	13,726	1,460,446
*	Uber Technologies, Inc.	29,580	1,296,196
	Union Pacific Corp.	42,772	10,325,161
*	United Airlines Holdings, Inc.	25,091	1,157,699
	United Parcel Service, Inc., Class B	38,913	8,306,758
*	United Rentals, Inc.	12,181	4,617,939
	Verisk Analytics, Inc., Class A	9,476	1,992,519
	Waste Management, Inc.	26,258	4,207,319
	Watsco, Inc.	3,162	915,652
	Westinghouse Air Brake Technologies Corp.	14,655	1,329,648
	WW Grainger, Inc.	4,222	1,955,250
*	XPO Logistics, Inc.	15,696	1,346,717
	Xylem, Inc.	11,956	1,561,334

TOTAL INDUSTRIALS			242,317,078

INFORMATION TECHNOLOGY — (26.2%)
	Accenture PLC, Class A	39,301	14,100,806
*	Adobe, Inc.	19,845	12,906,394
*	Advanced Micro Devices, Inc.	47,982	5,768,876
*	Akamai Technologies, Inc.	16,533	1,743,570
	Amdocs Ltd.	18,102	1,409,060
	Amphenol Corp., Class A	31,286	2,401,826
	Analog Devices, Inc.	27,462	4,764,382
*	Anaplan, Inc.	2,428	158,330
*	ANSYS, Inc.	4,455	1,691,029
	Apple, Inc.	740,559	110,935,738
	Applied Materials, Inc.	49,157	6,717,304
*	Arista Networks, Inc.	5,123	2,098,842
*	Arrow Electronics, Inc.	2,794	323,406
*	Aspen Technology, Inc.	7,818	1,225,002

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Atlassian Corp. PLC, Class A	3,892	$1,783,042
*	Autodesk, Inc.	9,645	3,063,348
	Automatic Data Processing, Inc.	23,539	5,284,270
*	Avalara, Inc.	4,579	822,572
*	Bill.Com Holdings, Inc.	2,612	768,738
*	Black Knight, Inc.	11,932	836,553
	Broadcom, Inc.	21,823	11,602,634
	Broadridge Financial Solutions, Inc.	10,454	1,865,098
*	Cadence Design Systems, Inc.	12,379	2,142,929
	CDW Corp.	8,066	1,505,519
*	Ceridian HCM Holding, Inc.	8,464	1,060,116
*	Ciena Corp.	21,657	1,175,759
	Cisco Systems, Inc.	228,736	12,802,354
	Citrix Systems, Inc.	5,477	518,836
*	Cloudflare, Inc., Class A	3,637	708,197
	Cognex Corp.	12,675	1,110,203
	Cognizant Technology Solutions Corp., Class A	37,689	2,943,134
	Concentrix Corp.	4,700	835,096
	Corning, Inc.	69,592	2,475,387
*	Coupa Software, Inc.	1,724	392,555
*	Crowdstrike Holdings, Inc., Class A	4,868	1,371,802
*	Datadog, Inc., Class A	4,230	706,622
*	Dell Technologies, Inc., Class C	10,042	1,104,520
*	DocuSign, Inc.	4,816	1,340,245
	Dolby Laboratories, Inc., Class A	6,404	565,793
*	Dropbox, Inc., Class A	16,311	497,322
*	DXC Technology Co.	18,560	604,499
*	Dynatrace, Inc.	9,205	690,375
*	Elastic NV	4,215	731,345
*	Enphase Energy, Inc.	4,650	1,077,080
	Entegris, Inc.	13,368	1,881,947
*	EPAM Systems, Inc.	2,883	1,940,951
*	F5 Networks, Inc.	7,289	1,539,072
*	Fair Isaac Corp.	1,781	709,194
	Fidelity National Information Services, Inc.	23,228	2,572,269
*	First Solar, Inc.	7,786	931,128
*	Fiserv, Inc.	21,476	2,115,171
*	Five9, Inc.	3,172	501,208
*	FleetCor Technologies, Inc.	7,508	1,857,554
*	Flex Ltd.	52,100	880,490
*	Fortinet, Inc.	8,340	2,805,076
*	Gartner, Inc.	7,103	2,357,557
	Genpact Ltd.	28,087	1,386,093
	Global Payments, Inc.	11,158	1,595,482
*	Globant SA	2,391	763,183
*	GoDaddy, Inc., Class A	7,667	530,326
*	Guidewire Software, Inc.	6,023	757,272
	Hewlett Packard Enterprise Co.	101,266	1,483,547
	HP, Inc.	47,001	1,425,540
*	HubSpot, Inc.	1,208	978,758
	Intel Corp.	250,129	12,256,321
	International Business Machines Corp.	63,143	7,899,189
	Intuit, Inc.	9,138	5,720,297
*	IPG Photonics Corp.	5,941	944,678
	Jabil, Inc.	14,027	841,059
	Jack Henry & Associates, Inc.	6,830	1,137,058
	Juniper Networks, Inc.	28,091	829,246
*	Keysight Technologies, Inc.	15,734	2,832,435
	KLA Corp.	8,506	3,170,697

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Lam Research Corp.	7,295	$4,111,243
*	Manhattan Associates, Inc.	5,216	946,913
	Marvell Technology, Inc.	56,705	3,884,292
	Mastercard, Inc., Class A	46,367	15,557,056
	Microchip Technology, Inc.	31,466	2,331,316
	Micron Technology, Inc.	55,422	3,829,660
	Microsoft Corp.	318,006	105,457,150
	MKS Instruments, Inc.	3,049	457,502
#*	MongoDB, Inc.	1,556	811,127
	Monolithic Power Systems, Inc.	2,167	1,138,672
	Motorola Solutions, Inc.	7,367	1,831,363
	NetApp, Inc.	12,665	1,130,984
	NortonLifeLock, Inc.	22,329	568,273
*	Nuance Communications, Inc.	17,200	946,860
	NVIDIA Corp.	97,236	24,860,328
	NXP Semiconductors NV	5,767	1,158,360
*	Okta, Inc.	3,266	807,290
*	ON Semiconductor Corp.	49,103	2,360,381
	Oracle Corp.	69,560	6,673,586
*	Palantir Technologies, Inc., Class A	13,998	362,268
#*	Palo Alto Networks, Inc.	2,466	1,255,416
	Paychex, Inc.	22,960	2,830,509
*	Paycom Software, Inc.	2,768	1,516,449
*	Paylocity Holding Corp.	3,400	1,037,476
*	PayPal Holdings, Inc.	37,226	8,658,395
	Pegasystems, Inc.	4,414	524,030
*	PTC, Inc.	7,206	917,684
*	Qorvo, Inc.	12,423	2,089,921
	QUALCOMM, Inc.	60,153	8,002,755
*	RingCentral, Inc., Class A	2,159	526,321
*	salesforce.com, Inc.	32,878	9,853,208
	Seagate Technology Holdings PLC	12,451	1,109,011
*	ServiceNow, Inc.	5,604	3,910,247
	Skyworks Solutions, Inc.	14,017	2,342,661
*	SolarEdge Technologies, Inc.	2,887	1,023,961
*	Splunk, Inc.	5,032	829,374
#*	Square, Inc., Class A	9,451	2,405,279
	SS&C Technologies Holdings, Inc.	26,365	2,095,227
*	Synopsys, Inc.	6,262	2,086,373
	TE Connectivity Ltd.	16,830	2,457,180
*	Teledyne Technologies, Inc.	3,795	1,704,790
	Teradyne, Inc.	16,106	2,226,493
	Texas Instruments, Inc.	49,493	9,278,948
*	Trade Desk, Inc., Class A	14,880	1,114,661
*	Trimble, Inc.	19,461	1,700,308
*	Twilio, Inc., Class A	4,438	1,293,056
*	Tyler Technologies, Inc.	2,067	1,122,836
	Ubiquiti, Inc.	404	123,434
	Universal Display Corp.	4,752	870,566
*	VeriSign, Inc.	4,386	976,631
#	Visa, Inc., Class A	80,464	17,039,861
#*	VMware, Inc., Class A	4,647	704,950
*	Western Digital Corp.	28,745	1,503,076
	Western Union Co.	33,535	611,008
*	WEX, Inc.	2,459	368,112
#*	Wolfspeed, Inc.	6,917	830,801
*	Workday, Inc., Class A	4,820	1,397,704
	Xilinx, Inc.	13,650	2,457,000
*	Zebra Technologies Corp., Class A	3,413	1,822,371

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zendesk, Inc.	3,012	$306,622
*	Zoom Video Communications, Inc., Class A	5,563	1,527,878
*	Zscaler, Inc.	2,717	866,343

TOTAL INFORMATION TECHNOLOGY			577,816,856

MATERIALS — (3.6%)
	Air Products & Chemicals, Inc.	10,879	3,261,633
	Albemarle Corp.	12,044	3,016,661
	Alcoa Corp.	6,120	281,214
	Amcor PLC	167,728	2,024,477
	AptarGroup, Inc.	10,079	1,217,342
	Avery Dennison Corp.	8,592	1,870,650
	Ball Corp.	23,950	2,190,946
*	Berry Global Group, Inc.	10,910	715,041
	Celanese Corp., Class A	12,318	1,989,480
	CF Industries Holdings, Inc.	16,618	943,902
#*	Cleveland-Cliffs, Inc.	45,301	1,092,207
	Corteva, Inc.	57,252	2,470,424
	Crown Holdings, Inc.	17,454	1,815,042
	Dow, Inc.	47,893	2,680,571
	DuPont de Nemours, Inc.	15,522	1,080,331
	Eastman Chemical Co.	13,712	1,426,459
	Ecolab, Inc.	11,903	2,645,085
	FMC Corp.	16,378	1,490,562
	Freeport-McMoRan, Inc.	126,058	4,754,908
	International Flavors & Fragrances, Inc.	18,621	2,745,666
	International Paper Co.	40,480	2,010,642
	Linde PLC	21,782	6,952,814
	LyondellBasell Industries NV, Class A	48,208	4,474,667
	Martin Marietta Materials, Inc.	6,247	2,454,072
	Mosaic Co.	28,274	1,175,350
	Newmont Corp.	40,411	2,182,194
	Nucor Corp.	28,534	3,185,821
	Packaging Corp. of America	12,009	1,649,676
	PPG Industries, Inc.	16,396	2,632,706
	Reliance Steel & Aluminum Co.	8,877	1,297,462
	RPM International, Inc.	14,735	1,284,892
	Scotts Miracle-Gro Co.	5,810	862,553
	Sherwin-Williams Co.	12,990	4,112,764
	Southern Copper Corp.	8,004	480,160
	Steel Dynamics, Inc.	24,614	1,626,493
*	Sylvamo Corp.	3,680	103,629
	Vulcan Materials Co.	14,403	2,738,298
	Westlake Chemical Corp.	6,774	659,381
	WestRock Co.	21,069	1,013,419

TOTAL MATERIALS			80,609,594

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	36,710	3,820,777
*	Jones Lang LaSalle, Inc.	3,869	999,092

TOTAL REAL ESTATE			4,819,869

UTILITIES — (1.9%)
	AES Corp.	32,593	819,062
	Alliant Energy Corp.	10,392	587,875
	Ameren Corp.	10,230	862,287
	American Electric Power Co., Inc.	19,408	1,644,052
	American Water Works Co., Inc.	7,442	1,296,248

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Atmos Energy Corp.	5,126	$472,207
# Avangrid, Inc.	5,483	288,954
CenterPoint Energy, Inc.	27,274	710,215
CMS Energy Corp.	12,185	735,365
Consolidated Edison, Inc.	14,385	1,084,629
Dominion Energy, Inc.	31,007	2,354,362
DTE Energy Co.	8,431	955,654
Duke Energy Corp.	29,549	3,014,293
Edison International	15,924	1,002,097
Entergy Corp.	8,412	866,604
Essential Utilities, Inc.	12,986	611,251
Evergy, Inc.	9,533	607,729
Eversource Energy	14,259	1,210,589
Exelon Corp.	38,689	2,057,868
FirstEnergy Corp.	22,399	863,033
NextEra Energy, Inc.	75,682	6,457,945
NiSource, Inc.	20,159	497,323
NRG Energy, Inc.	38,625	1,540,751
* PG&E Corp.	45,405	526,698
Pinnacle West Capital Corp.	5,570	359,209
PPL Corp.	34,251	986,429
Public Service Enterprise Group, Inc.	20,696	1,320,405
Sempra Energy	11,302	1,442,474
Southern Co.	41,471	2,584,473
UGI Corp.	17,137	743,917
Vistra Corp.	47,971	939,752
WEC Energy Group, Inc.	12,873	1,159,342
Xcel Energy, Inc.	20,820	1,344,764

TOTAL UTILITIES		41,947,856

TOTAL COMMON STOCKS Cost ($ 1,072,934,262)		2,193,883,936

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	4,874,754	4,874,754

SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	921,067	10,656,745

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,088,463,646)		$2,209,415,435

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$226,501,457	—	—	$226,501,457
Consumer Discretionary	264,526,916	—	—	264,526,916
Consumer Staples	129,246,075	—	—	129,246,075
Energy	64,634,705	—	—	64,634,705
Financials	269,170,715	—	—	269,170,715
Health Care	292,292,815	—	—	292,292,815
Industrials	242,317,078	—	—	242,317,078
Information Technology	577,816,856	—	—	577,816,856

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Materials	$80,609,594	—	—	$80,609,594
Real Estate	4,819,869	—	—	4,819,869
Utilities	41,947,856	—	—	41,947,856
Temporary Cash Investments	4,874,754	—	—	4,874,754
Securities Lending Collateral	—	$10,656,745	—	10,656,745

TOTAL	$2,198,758,690	$10,656,745	—	$2,209,415,435

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (2.6%)
*»††	Actua Corp.	92,463	$0
#*	AMC Networks, Inc., Class A	233,178	9,278,153
	ATN International, Inc.	159,291	6,495,887
#*	Ballantyne Strong, Inc.	181,831	547,311
*	Beasley Broadcast Group, Inc., Class A	25,343	59,556
#*	Boston Omaha Corp., Class A	21,610	766,075
*	Cars.com, Inc.	621,631	8,093,636
#*	comScore, Inc.	239,207	935,299
*	Consolidated Communications Holdings, Inc.	811,165	6,002,621
#*	Cumulus Media, Inc., Class A	48,142	597,924
*	Daily Journal Corp.	577	198,038
#	DallasNews Corp.	50,292	349,026
#*	DHI Group, Inc.	304,787	1,432,499
#*	EchoStar Corp., Class A	407,016	9,548,595
*	Emerald Holding, Inc.	37,256	150,887
#*	Entercom Communications Corp.	821,503	2,653,455
	Entravision Communications Corp., Class A	696,058	5,547,582
	EW Scripps Co., Class A	618,785	11,509,401
#*	Fluent, Inc.	119,096	283,448
*	Gaia, Inc.	14,481	140,466
#*	Gannett Co., Inc.	461,620	2,677,396
	Gray Television, Inc.	828,630	19,423,087
*	Hemisphere Media Group, Inc.	112,531	1,243,468
*	iHeartMedia, Inc., Class A	15,995	309,983
*	IMAX Corp.	14,755	278,132
	Interpublic Group of Cos., Inc.	714,798	26,140,163
#	John Wiley & Sons, Inc., Class A	288,528	15,629,562
	John Wiley & Sons, Inc., Class B	455	24,620
*	Liberty Latin America Ltd., Class A	364,799	4,384,884
*	Liberty Latin America Ltd., Class C	1,098,663	13,216,916
#*	Liberty Media Corp.-Liberty Formula One, Class A	54,753	2,855,369
#*	Liberty Media Corp.-Liberty Formula One, Class C	274,865	15,337,467
*	Liberty TripAdvisor Holdings, Inc., Class A	21,314	65,860
#*	Lions Gate Entertainment Corp., Class A	654,454	8,475,179
*	Lions Gate Entertainment Corp., Class B	847,765	9,596,700
#	Lumen Technologies, Inc.	617,917	7,328,496
#*	Madison Square Garden Entertainment Corp.	12,554	884,680
#*	Marcus Corp.	233,635	4,338,602
»††	Media General, Inc.	654,085	36,890
*	Mediaco Holding, Inc., Class A	1,827	15,310
*	Meredith Corp.	329,187	19,171,851
	News Corp., Class A	98,411	2,253,612
	News Corp., Class B	220,675	4,978,428
»††	NewStar Financial, Inc.	289,581	29,421
	Nexstar Media Group, Inc., Class A	313,260	46,967,072
*	QuinStreet, Inc.	215,249	3,013,486
#*	Reading International, Inc., Class A	130,081	623,088
	Saga Communications, Inc., Class A	42,277	936,858
#*	Salem Media Group, Inc.	3,465	13,028
	Scholastic Corp.	266,320	9,638,121
#	Shenandoah Telecommunications Co.	6,000	165,840
#	Spok Holdings, Inc.	184,980	1,903,444
	TEGNA, Inc.	1,052,024	20,682,792
	Telephone & Data Systems, Inc.	854,657	16,016,272
*	Townsquare Media, Inc., Class A	115,966	1,544,667

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	TrueCar, Inc.	617,840	$2,588,750
*	U.S. Cellular Corp.	328,363	10,038,057
*	Urban One, Inc.	223,648	1,581,191
*	Yelp, Inc.	169,323	6,540,948
*	Ziff Davis, Inc.	22,238	2,852,468

TOTAL COMMUNICATION SERVICES			348,392,017
CONSUMER DISCRETIONARY — (13.1%)
	Aaron’s Co., Inc.	138,659	3,243,234
#*	Abercrombie & Fitch Co., Class A	615,096	24,320,896
#	Acushnet Holdings Corp.	184,569	9,401,945
*	Adient PLC	498,667	20,754,521
#*	Adtalem Global Education, Inc.	476,921	17,612,693
	Advance Auto Parts, Inc.	19,785	4,461,913
	AMCON Distributing Co.	850	112,804
*	American Axle & Manufacturing Holdings, Inc.	1,105,515	10,038,076
#	American Eagle Outfitters, Inc.	843,872	20,033,521
*	American Outdoor Brands, Inc.	144,416	3,289,796
*	American Public Education, Inc.	183,699	4,590,638
*	America’s Car-Mart, Inc.	31,090	3,714,944
#*	Ark Restaurants Corp.	28,289	452,624
*	Asbury Automotive Group, Inc.	74,063	14,494,870
	Autoliv, Inc.	32,348	3,132,904
*	AutoNation, Inc.	757,968	91,805,084
#*	Barnes & Noble Education, Inc.	543,852	5,645,184
#	Bassett Furniture Industries, Inc.	110,011	1,858,086
*	Beazer Homes USA, Inc.	138,323	2,505,030
#*	Bed Bath & Beyond, Inc.	555,221	7,795,303
#	Big 5 Sporting Goods Corp.	30,819	745,203
#	Big Lots, Inc.	268,752	11,892,276
*	Biglari Holdings, Inc., Class A	817	677,702
#*	Biglari Holdings, Inc., Class B	16,124	2,680,293
*	BJ’s Restaurants, Inc.	49,925	1,663,501
*	Bluegreen Vacations Holding Corp.	34,957	895,249
*	Boot Barn Holdings, Inc.	153,513	16,040,573
	BorgWarner, Inc.	1,614,338	72,758,214
#	Buckle, Inc.	51,366	2,137,853
#*	Build-A-Bear Workshop, Inc.	149,827	2,349,287
	Caleres, Inc.	284,071	6,550,677
*	Callaway Golf Co.	22,649	612,655
*	Capri Holdings Ltd.	399,476	21,268,102
	Carriage Services, Inc.	191,790	9,867,596
#	Carrols Restaurant Group, Inc.	370,717	1,360,531
	Cato Corp., Class A	178,298	3,143,394
*	Cavco Industries, Inc.	64,268	15,448,742
#*	Century Casinos, Inc.	10,803	159,884
	Century Communities, Inc.	272,612	18,281,361
#*	Charles & Colvard Ltd.	41,394	125,010
#*	Chico’s FAS, Inc.	615,740	3,361,940
*	Chuy’s Holdings, Inc.	184,277	5,373,517
*	Citi Trends, Inc.	110,143	8,520,662
	Clarus Corp.	1,866	51,464
*	Conn’s, Inc.	310,162	6,907,308
#*	Container Store Group, Inc.	192,037	2,123,929
»††	Contra Zagg, Inc.	262,920	23,663
#*	Cooper-Standard Holdings, Inc.	165,012	4,280,411
	Culp, Inc.	118,584	1,568,866
	Dana, Inc.	980,210	21,750,860
	Del Taco Restaurants, Inc.	484,302	4,039,079

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Delta Apparel, Inc.	51,006	$1,369,511
#*	Designer Brands, Inc., Class A	243,871	3,299,575
#	Dick’s Sporting Goods, Inc.	484,847	60,222,846
#	Dillard’s, Inc., Class A	213,144	49,266,104
*	Dorman Products, Inc.	10,160	1,060,501
	Dover Motorsports, Inc.	22,505	50,861
*	Duluth Holdings, Inc., Class B	1,567	22,455
*	El Pollo Loco Holdings, Inc.	320,049	4,704,720
	Escalade, Inc.	14,639	273,896
#	Ethan Allen Interiors, Inc.	327,646	7,604,664
#*	Fiesta Restaurant Group, Inc.	247,102	2,604,455
*	Flanigan’s Enterprises, Inc.	2,672	78,156
#	Flexsteel Industries, Inc.	87,703	2,455,684
#	Foot Locker, Inc.	556,298	26,518,726
#*	Fossil Group, Inc.	515,857	6,097,430
*	Funko, Inc., Class A	12,153	199,188
#	Gap, Inc.	91,077	2,066,537
*	Genesco, Inc.	174,043	10,545,265
	Gentex Corp.	10,600	375,134
*	Gentherm, Inc.	62,678	4,614,981
#*	G-III Apparel Group Ltd.	466,626	13,373,501
*	Goodyear Tire & Rubber Co.	1,995,115	38,146,599
	Graham Holdings Co., Class B	33,744	19,768,922
*	Grand Canyon Education, Inc.	429	34,191
#*	Green Brick Partners, Inc.	179,567	4,677,720
#	Group 1 Automotive, Inc.	157,381	28,297,104
#	Guess?, Inc.	565,487	11,711,236
#	Harley-Davidson, Inc.	53,586	1,955,353
#	Haverty Furniture Cos., Inc.	161,318	4,629,827
	Haverty Furniture Cos., Inc., Class A	844	23,868
	Hibbett, Inc.	216,239	16,745,548
	Hooker Furniture Corp.	118,494	2,987,234
*	Horizon Global Corp.	88,415	656,039
#*	Houghton Mifflin Harcourt Co.	603,723	8,566,829
#*	iRobot Corp.	25,405	2,119,285
	Johnson Outdoors, Inc., Class A	61,852	6,567,445
	KB Home	221,451	8,891,258
	Kohl’s Corp.	1,109,248	53,831,805
*	Lakeland Industries, Inc.	69,958	1,462,822
*	Lands’ End, Inc.	111,414	2,927,960
*	Laureate Education, Inc., Class A	485,175	8,403,231
	La-Z-Boy, Inc.	387,207	12,870,761
*	Lazydays Holdings, Inc.	5,390	113,675
#	LCI Industries	4,000	558,560
	Lear Corp.	200,916	34,527,415
#*	Legacy Housing Corp.	6,730	119,458
#*	LGI Homes, Inc.	100,762	15,043,767
	Lifetime Brands, Inc.	88,145	1,494,939
#*	Lincoln Educational Services Corp.	25,066	180,475
*	Liquidity Services, Inc.	142,896	3,155,144
	Lithia Motors, Inc., Class A	161,520	51,560,414
*	Live Ventures, Inc.	100	3,187
#*	Luby’s, Inc.	8,211	41,219
#*	Lumber Liquidators Holdings, Inc.	76,237	1,378,365
*	M/I Homes, Inc.	154,973	8,873,754
	Macy’s, Inc.	1,094,745	28,977,900
#*	MarineMax, Inc.	211,139	10,934,889
	Marriott Vacations Worldwide Corp.	73,552	11,563,845
	MDC Holdings, Inc.	490,724	24,035,662

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Meritage Homes Corp.	252,136	$27,409,705
*	Modine Manufacturing Co.	478,847	5,267,317
*	Mohawk Industries, Inc.	259,151	45,924,149
*	Monarch Casino & Resort, Inc.	13,813	997,575
#	Monro, Inc.	114,198	7,052,868
*	Motorcar Parts of America, Inc.	250,414	4,737,833
	Movado Group, Inc.	149,730	4,986,009
#*	Nautilus, Inc.	172,848	1,768,235
	Newell Brands, Inc.	70,705	1,618,437
*	ODP Corp.	248,554	10,762,388
#	OneWater Marine, Inc., Class A	249	11,041
	Oxford Industries, Inc.	76,580	7,100,498
	Patrick Industries, Inc.	89,984	7,010,653
#	Penske Automotive Group, Inc.	522,178	55,376,977
*	Perdoceo Education Corp.	451,840	4,798,541
#	PetMed Express, Inc.	7,100	201,853
*	Playa Hotels & Resorts NV	252,459	2,148,426
#*	Potbelly Corp.	126,171	759,549
	PulteGroup, Inc.	167,765	8,066,141
*	PVH Corp.	494,505	54,064,232
	Qurate Retail, Inc., Class A	2,531,390	26,427,712
	RCI Hospitality Holdings, Inc.	73,856	5,007,437
#*	Red Robin Gourmet Burgers, Inc.	15,523	308,442
	Rocky Brands, Inc.	53,621	2,925,026
#	Shoe Carnival, Inc.	259,660	8,794,684
#	Signet Jewelers Ltd.	427,204	38,098,053
	Smith & Wesson Brands, Inc.	118,242	2,542,203
#	Sonic Automotive, Inc., Class A	281,769	13,927,842
*	Sportsman’s Warehouse Holdings, Inc.	46,694	805,938
	Standard Motor Products, Inc.	204,902	9,814,806
*	Stoneridge, Inc.	287,796	5,462,368
#	Strategic Education, Inc.	2,124	144,878
*	Strattec Security Corp.	33,095	1,147,404
*	Stride, Inc.	373,794	13,269,687
	Superior Group of Cos., Inc.	89,606	2,328,860
#*	Superior Industries International, Inc.	118,010	687,998
*	Tandy Leather Factory, Inc.	26,596	130,320
	Tapestry, Inc.	26,479	1,032,151
*	Taylor Morrison Home Corp.	960,946	29,337,681
*	Tenneco, Inc., Class A	41,265	547,587
*	Terminix Global Holdings, Inc.	16,344	661,605
#	Thor Industries, Inc.	83,989	8,563,518
*	Tile Shop Holdings, Inc.	3,445	28,731
	Tilly’s, Inc., Class A	254,069	3,526,478
	Toll Brothers, Inc.	1,120,873	67,442,928
#*	TravelCenters of America, Inc.	87,013	4,690,871
*	Tri Pointe Homes, Inc.	1,138,041	27,529,212
*	Unifi, Inc.	180,008	4,323,792
*	Universal Electronics, Inc.	132,722	5,465,492
*	Universal Technical Institute, Inc.	170,601	1,201,031
#*	Urban Outfitters, Inc.	729,733	23,300,375
#*	Vera Bradley, Inc.	456,187	4,475,194
*	Vince Holding Corp.	2,071	19,985
*	Vista Outdoor, Inc.	548,652	22,955,600
#*	VOXX International Corp.	236,133	2,670,664
	Weyco Group, Inc.	71,353	1,628,275
#	Winnebago Industries, Inc.	239,277	16,196,660
#*	Zovio, Inc.	207,030	356,092

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Zumiez, Inc.	240,541	$9,790,019

TOTAL CONSUMER DISCRETIONARY			1,738,195,789

CONSUMER STAPLES — (4.4%)
#	Alico, Inc.	60,152	2,141,411
	Andersons, Inc.	330,855	11,268,921
#*	Arcadia Biosciences, Inc.	22,014	42,927
	B&G Foods, Inc.	31,400	924,416
*	Bridgford Foods Corp.	1,732	20,264
	Bunge Ltd.	722,917	66,971,031
	Calavo Growers, Inc.	4,495	180,699
#	Cal-Maine Foods, Inc.	183,429	6,614,450
	Casey’s General Stores, Inc.	6,133	1,174,715
#*	Central Garden & Pet Co.	96,568	4,980,977
*	Central Garden & Pet Co., Class A	287,645	13,289,199
#*	Chefs’ Warehouse, Inc.	100,803	3,515,001
*	Coffee Holding Co., Inc.	13,332	59,194
*	Darling Ingredients, Inc.	657,499	55,571,816
#	Edgewell Personal Care Co.	487,275	17,049,752
*	Farmer Bros Co.	153,063	1,155,626
	Flowers Foods, Inc.	124,181	3,073,480
	Fresh Del Monte Produce, Inc.	393,181	13,167,632
#*	Grocery Outlet Holding Corp.	10,080	223,675
#*	Hain Celestial Group, Inc.	21,412	960,756
#*	Hostess Brands, Inc.	1,089,251	20,597,736
#	Ingles Markets, Inc., Class A	145,742	10,083,889
	Ingredion, Inc.	543,108	51,720,175
	Inter Parfums, Inc.	4,192	387,257
	J M Smucker Co.	72,859	8,951,457
#	J&J Snack Foods Corp.	6,875	1,014,406
*	Landec Corp.	306,478	2,978,966
*	Lifevantage Corp.	19,090	130,767
#*	Lifeway Foods, Inc.	191,300	1,040,672
#	Limoneira Co.	104,995	1,693,569
#	MGP Ingredients, Inc.	68,443	4,394,725
#	Molson Coors Beverage Co., Class B	704,720	31,071,105
*	Natural Alternatives International, Inc.	42,078	530,183
#	Natural Grocers by Vitamin Cottage, Inc.	224,755	2,737,516
#	Natural Health Trends Corp.	3,000	22,500
	Nature’s Sunshine Products, Inc.	14,877	234,908
	Nu Skin Enterprises, Inc., Class A	382,535	15,358,780
#	Ocean Bio-Chem, Inc.	26,645	272,045
	Oil-Dri Corp. of America	47,472	1,652,975
*	Performance Food Group Co.	150,336	6,799,697
*	Pilgrim’s Pride Corp.	317,191	8,932,099
*	Post Holdings, Inc.	473,580	48,058,898
	PriceSmart, Inc.	180,072	12,956,180
#*	Rite Aid Corp.	332,878	4,523,812
	Sanderson Farms, Inc.	107,770	20,417,027
	Seaboard Corp.	3,371	12,978,417
*	Seneca Foods Corp., Class A	67,033	3,460,914
*	Seneca Foods Corp., Class B	189	9,696
*	Simply Good Foods Co.	259,514	10,289,730
	SpartanNash Co.	365,499	8,457,647
	Spectrum Brands Holdings, Inc.	94,181	8,829,469
#*	Sprouts Farmers Market, Inc.	186,236	4,123,265
#	Tootsie Roll Industries, Inc.	6,941	219,683
*	TreeHouse Foods, Inc.	331,393	11,976,543
*	U.S. Foods Holding Corp.	481,243	16,684,695

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	559,006	$24,255,270
#	Universal Corp.	235,827	11,083,869
#	Village Super Market, Inc., Class A	104,991	2,338,150
#	Weis Markets, Inc.	260,575	14,672,978
#*	Willamette Valley Vineyards, Inc.	4,392	65,880

TOTAL CONSUMER STAPLES			588,393,492

ENERGY — (7.6%)
	Adams Resources & Energy, Inc.	31,590	927,167
#*	Alto Ingredients, Inc.	78,055	415,253
#	Antero Midstream Corp.	627,351	6,675,015
#*	Antero Resources Corp.	1,015,271	20,173,435
#*	Arch Resources, Inc.	98,729	8,992,237
	Archrock, Inc.	1,480,762	12,127,441
#*	Ardmore Shipping Corp.	331,495	1,316,035
	Berry Corp.	380,410	3,655,740
	Brigham Minerals, Inc., Class A	13,083	303,264
#*	Bristow Group, Inc.	38,996	1,349,262
	Cabot Oil & Gas Corp.	711,442	15,167,943
#*	Callon Petroleum Co.	84,575	4,375,065
#*	Centennial Resource Development, Inc., Class A	809,292	5,826,902
*	ChampionX Corp.	414,897	10,882,748
#	Chesapeake Energy Corp.	61,564	3,924,089
	Civitas Resources, Inc.	205,421	11,532,335
#*	Clean Energy Fuels Corp.	1,259,607	11,613,577
#*	CNX Resources Corp.	2,058,664	30,077,081
*	Comstock Resources, Inc.	153,635	1,516,377
#*	CONSOL Energy, Inc.	277,923	7,645,662
#	Continental Resources, Inc.	488,800	23,858,328
#	CVR Energy, Inc.	183,901	3,525,382
#*	Dawson Geophysical Co.	296,375	687,590
*	Delek U.S. Holdings, Inc.	745,269	14,495,482
*	Denbury, Inc.	34,778	2,944,305
	Devon Energy Corp.	1,789,879	71,738,350
#	DHT Holdings, Inc.	1,711,687	11,143,082
#*	DMC Global, Inc.	19,337	807,900
#	Dorian LPG Ltd.	348,431	4,222,984
*	Dril-Quip, Inc.	356,983	8,410,519
*	DTE Midstream LLC	10,545	505,738
*	Earthstone Energy, Inc., Class A	246,521	2,502,188
	EnLink Midstream LLC	2,367,173	18,582,308
*	EQT Corp.	1,377,881	27,433,611
	Equitrans Midstream Corp.	916,684	9,451,012
	Evolution Petroleum Corp.	172,468	1,024,460
#*	Expro Group Holdings NV	166,115	2,848,872
#*	Exterran Corp.	228,489	977,933
#*	Forum Energy Technologies, Inc.	26,541	597,438
#*	FTS International, Inc., Class A	8,312	220,268
*	Geospace Technologies Corp.	184,706	1,756,554
#*	Goodrich Petroleum Corp.	28,191	575,660
#*	Green Plains, Inc.	442,580	16,795,911
*	Gulf Island Fabrication, Inc.	189,088	745,007
#*	Hallador Energy Co.	29,020	93,735
#*	Helix Energy Solutions Group, Inc.	1,722,999	6,512,936
	Helmerich & Payne, Inc.	883,502	27,423,902
	HollyFrontier Corp.	1,419,822	47,989,984
*	Houston American Energy Corp.	12,056	21,821
*	Independence Contract Drilling, Inc.	11,338	44,672
#	International Seaways, Inc.	267,679	4,697,766

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Kosmos Energy Ltd.	1,293,298	$4,655,873
#*	Laredo Petroleum, Inc.	88,438	6,668,225
#*	Liberty Oilfield Services, Inc., Class A	229,274	2,962,220
#*	Mammoth Energy Services, Inc.	59,336	203,522
	Marathon Oil Corp.	4,527,090	73,882,109
	Matador Resources Co.	841,863	35,231,967
*	Mexco Energy Corp.	1,000	11,970
*	MIND Technology, Inc.	112,056	190,495
	Murphy Oil Corp.	1,297,783	36,117,301
#*	Nabors Industries Ltd.	48,360	4,956,900
	NACCO Industries, Inc., Class A	52,892	1,641,768
#*	National Energy Services Reunited Corp.	71,596	837,673
#*	Natural Gas Services Group, Inc.	127,588	1,450,676
*	Newpark Resources, Inc.	856,042	2,910,543
*	NexTier Oilfield Solutions, Inc.	1,482,981	6,614,095
#	Nordic American Tankers Ltd.	243,681	572,650
*	NOV, Inc.	207,575	2,910,201
#*	Oceaneering International, Inc.	640,526	8,711,154
#*	Oil States International, Inc.	607,434	3,681,050
#*	Overseas Shipholding Group, Inc., Class A	697,684	1,388,391
#	Patterson-UTI Energy, Inc.	1,839,352	15,744,853
#*	PBF Energy, Inc., Class A	1,112,625	16,255,451
	PDC Energy, Inc.	807,689	42,250,212
#*	Peabody Energy Corp.	568,662	6,761,391
*	Penn Virginia Corp., Class A	118,749	3,923,467
#	PHX Minerals, Inc.	121,476	369,287
#*	PrimeEnergy Resources Corp.	757	52,142
*	ProPetro Holding Corp.	786,218	7,539,831
#*	Range Resources Corp.	2,641,906	61,609,248
#*	Renewable Energy Group, Inc.	444,422	28,443,008
*	REX American Resources Corp.	56,392	4,959,676
#*	RPC, Inc.	964,489	5,198,596
#*	SandRidge Energy, Inc.	242,772	3,107,482
#	Scorpio Tankers, Inc.	506,481	8,113,826
#*	SEACOR Marine Holdings, Inc.	174,944	780,250
#*	Select Energy Services, Inc., Class A	756,694	4,547,731
	SFL Corp. Ltd.	1,050,898	8,312,603
#*	SilverBow Resources, Inc.	116,930	3,227,268
	SM Energy Co.	933,660	32,043,211
#*	Smart Sand, Inc.	84,169	191,905
#	Solaris Oilfield Infrastructure, Inc., Class A	242,991	1,844,302
*	Talos Energy, Inc.	453,616	5,883,400
	Targa Resources Corp.	298,893	16,340,480
*	Technip Energies NV, ADR	106,660	1,634,031
*	TechnipFMC PLC	2,040,234	15,036,525
#*	Teekay Tankers Ltd., Class A	282,794	3,925,181
*	TETRA Technologies, Inc.	65,116	210,325
#*	Tidewater, Inc.	272,194	3,301,713
#*	Transocean Ltd.	1,107,228	3,908,515
#*	U.S. Silica Holdings, Inc.	543,356	5,259,686
*	VAALCO Energy, Inc.	14,882	46,581
*	Whiting Petroleum Corp.	119,436	7,778,867
	World Fuel Services Corp.	632,155	19,299,692

TOTAL ENERGY			1,004,631,845

FINANCIALS — (26.9%)
#	1st Constitution Bancorp	6,474	153,952
	1st Source Corp.	211,352	10,204,075
#	ACNB Corp.	7,985	221,584

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Alerus Financial Corp.	2,783	$87,386
*	Alleghany Corp.	30,854	20,097,679
	Allegiance Bancshares, Inc.	126,728	4,963,936
	Amalgamated Financial Corp.	1,725	31,671
#	A-Mark Precious Metals, Inc.	5,388	404,046
*	Ambac Financial Group, Inc.	220,093	3,721,773
#*	Amerant Bancorp, Inc.	6,273	166,548
	American Equity Investment Life Holding Co.	905,434	28,856,182
	American National Bankshares, Inc.	68,410	2,538,011
	American National Group, Inc.	111,478	21,148,491
	Ameris Bancorp	486,011	25,462,116
	AmeriServ Financial, Inc.	123,050	490,969
	Ames National Corp.	7,848	194,003
	Argo Group International Holdings Ltd.	299,424	16,498,262
	Arrow Financial Corp.	87,821	3,148,383
	Associated Banc-Corp.	1,456,317	32,446,743
	Associated Capital Group, Inc., Class A	6,231	226,497
	Assured Guaranty Ltd.	704,548	39,158,778
*	Athene Holding Ltd., Class A	1,566,693	136,317,958
#	Atlantic American Corp.	864	3,525
*	Atlantic Capital Bancshares, Inc.	200,061	5,503,678
	Atlantic Union Bankshares Corp.	597,836	21,444,377
#*	Atlanticus Holdings Corp.	63,428	4,915,036
	Auburn National BanCorp, Inc.	692	23,403
	Axis Capital Holdings Ltd.	645,460	33,609,102
*	Axos Financial, Inc.	246,027	13,039,431
	Banc of California, Inc.	506,080	10,288,606
#	BancFirst Corp.	13,371	869,249
*	Bancorp, Inc.	524,087	16,010,858
	Bank of Marin Bancorp	112,664	4,293,625
#	Bank of NT Butterfield & Son Ltd.	10,869	390,197
#	Bank of Princeton	956	28,948
	Bank OZK	1,161,169	51,869,419
	BankFinancial Corp.	146,914	1,673,350
	BankUnited, Inc.	578,536	23,465,420
	Bankwell Financial Group, Inc.	30,842	916,007
	Banner Corp.	291,501	16,837,098
	Bar Harbor Bankshares	62,519	1,856,814
*	Baycom Corp.	36,525	689,957
#	BCB Bancorp, Inc.	109,148	1,650,318
	Berkshire Hills Bancorp, Inc.	441,142	11,977,005
*	Blucora, Inc.	300,273	4,960,510
	BOK Financial Corp.	162,425	16,432,537
*	Bridgewater Bancshares, Inc.	40,475	732,193
*	Brighthouse Financial, Inc.	158,595	7,966,227
	Brookline Bancorp, Inc.	723,060	11,605,113
	Bryn Mawr Bank Corp.	203,273	9,419,671
#	Business First Bancshares, Inc.	12,541	334,594
	Byline Bancorp, Inc.	95,961	2,471,955
	C&F Financial Corp.	21,586	1,104,556
	Cadence Bank	1,103,439	32,021,797
	California First Leasing Corp.	2,388	43,796
#	Cambridge Bancorp	3,213	294,986
#	Camden National Corp.	127,707	6,078,853
*	Cannae Holdings, Inc.	132,345	4,512,964
	Capital Bancorp, Inc.	4,997	127,174
	Capital City Bank Group, Inc.	119,668	3,215,479
	Capitol Federal Financial, Inc.	1,235,464	14,986,178
	Capstar Financial Holdings, Inc.	51,682	1,135,454

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Carter Bankshares, Inc.	10,345	$154,968
	Cathay General Bancorp	138,655	5,849,854
	CBTX, Inc.	26,621	724,091
*	CCUR Holdings, Inc.	14	86,100
	Central Pacific Financial Corp.	154,620	4,250,504
#	Central Valley Community Bancorp	62,195	1,326,619
	Century Bancorp, Inc., Class A	19,228	2,214,104
	Chemung Financial Corp.	8,141	376,521
	CIT Group, Inc.	817,220	40,476,907
#	Citizens & Northern Corp.	58,556	1,493,764
#	Citizens Community Bancorp, Inc.	12,253	166,641
	Citizens Holding Co.	1,603	28,870
#*	Citizens, Inc.	66,655	429,258
	City Holding Co.	31,468	2,504,223
	Civista Bancshares, Inc.	70,674	1,700,416
	CNA Financial Corp.	93,972	4,215,584
	CNB Financial Corp.	122,125	3,134,949
	CNO Financial Group, Inc.	813,309	19,633,279
#	Codorus Valley Bancorp, Inc.	34,091	746,252
#	Cohen & Co., Inc.	800	16,816
	Colony Bankcorp, Inc.	662	12,446
	Columbia Banking System, Inc.	551,761	18,831,603
	Comerica, Inc.	408,876	34,791,259
#	Community Bankers Trust Corp.	33,550	391,193
#	Community Financial Corp.	5,096	194,260
	Community Trust Bancorp, Inc.	181,001	7,906,124
#	Community West Bancshares	5,040	66,024
	ConnectOne Bancorp, Inc.	360,092	12,145,903
#*	Consumer Portfolio Services, Inc.	254,246	1,660,226
#	Cowen, Inc., Class A	149,350	5,634,975
*	CrossFirst Bankshares, Inc.	30,573	435,054
*	Customers Bancorp, Inc.	398,119	21,215,762
	CVB Financial Corp.	53,588	1,072,832
	Dime Community Bancshares, Inc.	404,117	14,418,895
	Donegal Group, Inc., Class A	252,334	3,595,759
*	Donnelley Financial Solutions, Inc.	220,584	8,452,779
	Eagle Bancorp Montana, Inc.	2,674	60,165
	Eagle Bancorp, Inc.	174,841	9,894,252
#*	Elevate Credit, Inc.	128,783	441,726
	Employers Holdings, Inc.	292,636	11,295,750
#*	Encore Capital Group, Inc.	279,977	15,124,358
*	Enova International, Inc.	252,286	8,184,158
*	Enstar Group Ltd.	92,450	21,335,611
	Enterprise Bancorp, Inc.	40,199	1,493,393
	Enterprise Financial Services Corp.	80,227	3,772,274
	Equitable Holdings, Inc.	64,007	2,144,234
	Equity Bancshares, Inc., Class A	138,959	4,649,568
*	Esquire Financial Holdings, Inc.	5,930	189,641
#	ESSA Bancorp, Inc.	35,707	580,239
	Essent Group Ltd.	20,162	967,776
#	Evans Bancorp, Inc.	21,160	845,342
	Everest Re Group Ltd.	129,012	33,736,638
#*	EZCORP, Inc., Class A	666,360	4,971,046
#	Farmers & Merchants Bancorp, Inc.	2,006	50,912
#	Farmers National Banc Corp.	158,147	2,818,180
	FB Financial Corp.	210,376	9,536,344
	Federal Agricultural Mortgage Corp., Class A	300	35,534
	Federal Agricultural Mortgage Corp., Class C	68,196	8,598,834
#	FedNat Holding Co.	197,249	501,012

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Financial, Inc.	110,927	$5,314,513
	Financial Institutions, Inc.	166,204	5,305,232
	First American Financial Corp.	128,696	9,412,825
	First BanCorp.	1,662,272	22,690,013
	First BanCorp.	209,388	10,138,567
	First Bancorp, Inc.	76,972	2,283,759
	First Bancshares, Inc.	68,797	2,769,079
	First Bank	65,257	981,465
	First Busey Corp.	315,779	8,049,207
	First Business Financial Services, Inc.	52,686	1,538,431
	First Commonwealth Financial Corp.	802,848	12,283,574
	First Community Bankshares, Inc.	179,536	5,820,557
#	First Community Corp.	3,070	61,768
	First Financial Bancorp	757,141	18,004,813
	First Financial Corp.	52,817	2,263,208
	First Financial Northwest, Inc.	91,175	1,504,387
	First Foundation, Inc.	343,089	9,129,598
	First Hawaiian, Inc.	260,588	7,189,623
	First Horizon Corp.	3,729,332	63,286,764
	First Internet Bancorp	88,440	3,010,498
#	First Interstate BancSystem, Inc., Class A	308,701	12,832,701
	First Merchants Corp.	404,678	16,826,511
#	First Mid Bancshares, Inc.	53,590	2,308,657
	First Midwest Bancorp, Inc.	978,728	18,840,514
	First Northwest Bancorp	4,750	85,737
	First of Long Island Corp.	179,016	3,603,592
	First United Corp.	18,611	351,376
*	First Western Financial, Inc.	1,930	56,009
	Flagstar Bancorp, Inc.	478,333	22,572,534
	Flushing Financial Corp.	315,383	7,575,500
	FNB Corp.	2,294,328	26,728,921
	FS Bancorp, Inc.	52,058	1,793,919
	Fulton Financial Corp.	1,295,554	20,858,419
*	FVCBankcorp, Inc.	6,425	131,712
*	Genworth Financial, Inc., Class A	914,558	3,758,833
#	German American Bancorp, Inc.	113,144	4,460,136
	Glacier Bancorp, Inc.	18,940	1,047,193
	Global Indemnity Group LLC, Class A	96,974	2,384,591
	Globe Life, Inc.	119,099	10,602,193
	Great Southern Bancorp, Inc.	138,699	7,826,785
	Great Western Bancorp, Inc.	441,434	15,030,828
#*	Greenlight Capital Re Ltd., Class A	400,478	2,975,552
#	Guaranty Bancshares, Inc.	31,481	1,181,797
	Guaranty Federal Bancshares, Inc.	348	8,300
#*	Hallmark Financial Services, Inc.	158,801	528,807
	Hancock Whitney Corp.	678,330	33,563,768
	Hanmi Financial Corp.	365,341	8,106,917
	HarborOne Bancorp, Inc.	262,780	3,776,149
	Hawthorn Bancshares, Inc.	731	17,522
	HBT Financial, Inc.	6,979	125,831
	HCI Group, Inc.	5,443	729,416
	Heartland Financial USA, Inc.	236,739	11,865,359
	Heritage Commerce Corp.	559,416	6,707,398
	Heritage Financial Corp.	344,624	8,560,460
	Heritage Insurance Holdings, Inc.	257,429	1,683,586
#	Hilltop Holdings, Inc.	498,481	17,666,167
	Hingham Institution For Savings	158	57,076
*	HMN Financial, Inc.	4,634	108,019
	Home Bancorp, Inc.	38,462	1,605,788

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Home BancShares, Inc.	219,860	$5,223,874
	HomeStreet, Inc.	225,849	10,651,039
	HomeTrust Bancshares, Inc.	52,143	1,585,147
	Hope Bancorp, Inc.	1,178,802	17,198,721
	Horace Mann Educators Corp.	354,183	13,876,890
	Horizon Bancorp, Inc.	388,265	7,404,214
#*	Howard Bancorp, Inc.	56,575	1,171,668
#	Independence Holding Co.	19,132	938,425
#	Independent Bank Corp.	138,230	11,680,435
	Independent Bank Corp.	116,838	2,632,360
	Independent Bank Group, Inc.	333,525	24,110,522
	International Bancshares Corp.	567,928	24,080,147
	Invesco Ltd.	3,566,791	90,632,159
	Investar Holding Corp.	17,132	320,368
	Investors Bancorp, Inc.	1,998,758	30,580,997
	Investors Title Co.	12,382	2,399,632
	Janus Henderson Group PLC	801,669	37,277,608
	Jefferies Financial Group, Inc.	736,663	31,676,509
	Kearny Financial Corp.	804,463	10,795,893
	Kemper Corp.	76,413	4,850,697
	Kentucky First Federal Bancorp	315	2,227
	Kingstone Cos., Inc.	94,928	545,836
#	Lake Shore Bancorp, Inc.	406	6,066
	Lakeland Bancorp, Inc.	457,309	8,222,416
	Landmark Bancorp, Inc.	1,499	42,931
	LCNB Corp.	14,889	253,857
*	LendingClub Corp.	200,232	9,202,663
	Level One Bancorp, Inc.	2,934	92,157
	Lincoln National Corp.	591,160	42,652,194
	Luther Burbank Corp.	48,101	697,946
	Macatawa Bank Corp.	331,613	2,785,549
#*	Maiden Holdings Ltd.	837,607	2,730,599
#*	MainStreet Bancshares, Inc.	1,059	26,475
#*	Malvern Bancorp, Inc.	1,318	22,156
	Manning & Napier, Inc.	237,877	2,295,513
	Marlin Business Services Corp.	106,919	2,450,583
#*	MBIA, Inc.	630,156	9,792,624
	Mercantile Bank Corp.	160,017	5,499,784
	Merchants Bancorp	30,018	1,333,700
#	Mercury General Corp.	59,658	3,250,764
	Meridian Bancorp, Inc.	406,578	9,432,610
#	Meridian Corp.	912	27,542
	Meta Financial Group, Inc.	256,456	14,217,921
#	Metrocity Bankshares, Inc.	3,706	87,091
*	Metropolitan Bank Holding Corp.	24,083	2,188,181
	MGIC Investment Corp.	716,949	11,585,896
#	Mid Penn Bancorp, Inc.	6,402	179,384
	Midland States Bancorp, Inc.	182,392	4,680,179
	MidWestOne Financial Group, Inc.	65,099	2,040,854
*	Mr Cooper Group, Inc.	464,321	20,355,833
	MVB Financial Corp.	7,150	305,233
	National Bank Holdings Corp., Class A	250,816	10,877,890
#	National Bankshares, Inc.	12,361	460,447
	National Security Group, Inc.	2,423	24,545
	National Western Life Group, Inc., Class A	26,008	5,591,980
	Navient Corp.	1,823,390	35,920,783
	NBT Bancorp, Inc.	314,679	11,545,573
	Nelnet, Inc., Class A	262,683	21,705,496
#	New York Community Bancorp, Inc.	3,696,866	45,952,044

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	NI Holdings, Inc.	27,630	$549,284
*	Nicholas Financial, Inc.	44,982	535,286
#*	Nicolet Bankshares, Inc.	49,092	3,529,224
*	NMI Holdings, Inc., Class A	251,339	6,102,511
	Northeast Bank	62,825	2,079,507
	Northfield Bancorp, Inc.	510,033	8,951,079
	Northrim BanCorp, Inc.	57,090	2,535,938
	Northwest Bancshares, Inc.	972,334	13,418,209
	Norwood Financial Corp.	3,763	98,478
	OceanFirst Financial Corp.	303,808	6,735,423
#*	Ocwen Financial Corp.	32,824	1,031,002
	OFG Bancorp	505,838	13,101,204
	Ohio Valley Banc Corp.	10,660	296,988
#	Old National Bancorp	1,344,057	22,956,494
	Old Republic International Corp.	1,708,884	44,140,474
#	Old Second Bancorp, Inc.	292,106	3,955,115
	OP Bancorp	10,883	120,584
*	Oportun Financial Corp.	11,186	259,851
	Oppenheimer Holdings, Inc., Class A	65,321	3,399,958
	Origin Bancorp, Inc.	14,530	648,038
	Orrstown Financial Services, Inc.	28,584	677,727
	Pacific Premier Bancorp, Inc.	680,630	28,579,654
	PacWest Bancorp	727,708	34,544,299
#	Park National Corp.	23,123	2,973,387
#	Parke Bancorp, Inc.	31,184	691,349
#	PCB Bancorp	5,287	112,613
	PCSB Financial Corp.	43,550	832,240
	Peapack-Gladstone Financial Corp.	191,425	6,422,309
	Penns Woods Bancorp, Inc.	35,298	840,092
	Peoples Bancorp of North Carolina, Inc.	10,339	290,526
	Peoples Bancorp, Inc.	262,771	8,398,161
#	Peoples Financial Services Corp.	7,364	337,124
	People’s United Financial, Inc.	3,909,142	67,002,694
	Pinnacle Financial Partners, Inc.	319,759	30,879,127
	Popular, Inc.	818,200	66,634,208
#*	PRA Group, Inc.	239,607	10,274,348
	Preferred Bank	70,217	4,814,780
	Premier Financial Corp.	340,187	10,845,162
	Primis Financial Corp.	121,559	1,841,619
	ProAssurance Corp.	299,561	6,862,943
*	Professional Holding Corp., Class A	3,391	63,581
	Prosperity Bancshares, Inc.	233,311	17,570,651
#	Provident Financial Holdings, Inc.	49,350	841,417
	Provident Financial Services, Inc.	701,515	17,369,511
#	Prudential Bancorp, Inc.	11,837	177,437
	QCR Holdings, Inc.	134,889	7,437,779
	Radian Group, Inc.	693,752	16,559,860
#	RBB Bancorp	51,245	1,315,459
	Regional Management Corp.	123,979	6,332,847
	Reinsurance Group of America, Inc.	323,632	38,214,467
	Reliant Bancorp, Inc.	4,890	165,673
#	RenaissanceRe Holdings Ltd.	53,216	7,546,029
#	Renasant Corp.	470,264	17,592,576
#	Republic Bancorp, Inc., Class A	66,318	3,582,498
#*	Republic First Bancorp, Inc.	278,102	862,116
#	Richmond Mutual BanCorp, Inc.	3,315	52,709
	Riverview Bancorp, Inc.	230,388	1,702,567
	S&T Bancorp, Inc.	246,562	7,534,935
	Safety Insurance Group, Inc.	118,680	9,305,699

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Sandy Spring Bancorp, Inc.	322,233	$15,293,178
	Santander Consumer USA Holdings, Inc.	1,542,892	64,338,596
	Seacoast Banking Corp. of Florida	269,359	9,812,748
*	Security National Financial Corp., Class A	46,611	411,575
	Severn Bancorp, Inc.	903	12,308
#	Shore Bancshares, Inc.	60,391	1,116,026
#	Sierra Bancorp	153,230	3,824,621
	Simmons First National Corp., Class A	730,397	21,831,566
*	SiriusPoint Ltd.	766,952	7,209,349
	SmartFinancial, Inc.	47,177	1,226,130
#	South State Corp.	327,646	25,585,876
*	Southern First Bancshares, Inc.	32,674	1,760,148
	Southern Missouri Bancorp, Inc.	32,932	1,791,501
	Southside Bancshares, Inc.	180,221	7,446,732
	Spirit of Texas Bancshares, Inc.	26,256	638,808
	State Auto Financial Corp.	236,480	12,133,789
	Sterling Bancorp	1,529,941	38,936,998
#*	Sterling Bancorp, Inc.	87,393	472,796
	Stewart Information Services Corp.	235,580	16,766,229
	Stifel Financial Corp.	235,009	17,125,106
*	StoneX Group, Inc.	146,414	10,118,672
	Summit Financial Group, Inc.	48,693	1,223,655
	Summit State Bank	3,741	65,282
	Synovus Financial Corp.	231,208	10,771,981
#	Territorial Bancorp, Inc.	79,960	2,006,196
*	Texas Capital Bancshares, Inc.	412,102	24,973,381
	Timberland Bancorp, Inc.	81,580	2,263,845
	Tiptree, Inc.	307,225	4,795,782
#	Tompkins Financial Corp.	10,628	872,665
	Towne Bank	444,860	14,021,987
	TriCo Bancshares	182,180	7,984,949
*	TriState Capital Holdings, Inc.	330,257	9,924,223
*	Triumph Bancorp, Inc.	76,922	9,022,951
	TrustCo Bank Corp. NY	195,025	6,545,039
	Trustmark Corp.	578,313	18,396,137
#	U.S. Global Investors, Inc., Class A	7,285	44,657
	UMB Financial Corp.	14,965	1,478,841
	Umpqua Holdings Corp.	1,526,105	31,208,847
	United Bancshares, Inc.	7,312	213,657
#	United Bankshares, Inc.	996,443	36,858,427
	United Community Banks, Inc.	593,476	20,676,704
	United Fire Group, Inc.	219,592	4,486,265
	United Insurance Holdings Corp.	391,628	1,496,019
	United Security Bancshares	117,237	927,345
#	Unity Bancorp, Inc.	55,197	1,399,244
	Universal Insurance Holdings, Inc.	193,254	2,854,362
	Univest Financial Corp.	290,075	8,325,152
	Unum Group	1,974,174	50,282,212
	Valley National Bancorp	3,350,955	44,433,663
	Veritex Holdings, Inc.	116,022	4,751,101
#	Voya Financial, Inc.	911,052	63,564,098
	Washington Federal, Inc.	570,717	20,180,553
	Washington Trust Bancorp, Inc.	71,338	3,899,335
	Waterstone Financial, Inc.	282,042	5,829,808
#	Webster Financial Corp.	11,229	628,375
	WesBanco, Inc.	525,553	18,273,478
#	West BanCorp, Inc.	80,362	2,547,475
	Western New England Bancorp, Inc.	245,705	2,390,710
	Westwood Holdings Group, Inc.	27,144	472,306

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	White Mountains Insurance Group Ltd.	21,419	$22,596,831
	Wintrust Financial Corp.	452,696	40,063,596
#	WSFS Financial Corp.	427,113	22,128,725
	WVS Financial Corp.	111	1,728
	Zions Bancorp NA	1,187,216	74,782,736

TOTAL FINANCIALS			3,565,119,480

HEALTH CARE — (4.3%)
*	Acadia Healthcare Co., Inc.	775,477	48,079,574
»††	Achillion Pharmaceuticals, Inc.	1,609,952	2,334,430
*	Acorda Therapeutics, Inc.	16,680	67,888
*	Addus HomeCare Corp.	95,258	8,906,623
*	Aethlon Medical, Inc.	6,463	23,202
#*	Agios Pharmaceuticals, Inc.	9,640	453,080
*	AIM ImmunoTech, Inc.	36,444	65,235
#*	Alkermes PLC	25,725	779,210
*	Allied Healthcare Products, Inc.	2,085	11,009
#*	Allscripts Healthcare Solutions, Inc.	1,433,622	19,755,311
*	American Shared Hospital Services	12,364	36,103
#*	Amphastar Pharmaceuticals, Inc.	186,777	3,488,994
#*	AnaptysBio, Inc.	107,330	3,531,157
*	AngioDynamics, Inc.	396,902	11,351,397
#*	ANI Pharmaceuticals, Inc.	65,640	2,453,623
*	Anika Therapeutics, Inc.	139,039	5,790,974
#*	Assembly Biosciences, Inc.	12,319	38,805
*	aTyr Pharma, Inc.	15,283	131,281
*	Avanos Medical, Inc.	390,565	12,318,420
*	BioDelivery Sciences International, Inc.	39,319	160,422
*	Brookdale Senior Living, Inc.	1,670,746	10,859,849
#*	Calithera Biosciences, Inc.	304,444	587,577
#*	Cara Therapeutics, Inc.	54,760	921,611
#*	Catalyst Biosciences, Inc.	257,840	848,294
#*	Catalyst Pharmaceuticals, Inc.	87,641	517,082
#*	CbdMD, Inc.	9,141	16,180
#*	Chinook Therapeutics, Inc.	26,801	287,843
#*	Collegium Pharmaceutical, Inc.	14,968	293,822
*	Community Health Systems, Inc.	306,131	4,010,316
#*	Computer Programs & Systems, Inc.	50,521	1,823,808
*	Concert Pharmaceuticals, Inc.	190,767	522,702
*	Corvus Pharmaceuticals, Inc.	5,778	26,174
*	Covetrus, Inc.	360,445	7,277,385
*	Cross Country Healthcare, Inc.	378,573	7,847,818
#*	CryoLife, Inc.	38,323	790,987
*	Cumberland Pharmaceuticals, Inc.	146,857	395,045
*	Cyclerion Therapeutics, Inc.	21,258	54,420
#*	Cymabay Therapeutics, Inc.	56,800	221,520
*	Eagle Pharmaceuticals, Inc.	5,032	263,526
#*	Eiger BioPharmaceuticals, Inc.	10,645	71,747
*	Electromed, Inc.	43,327	475,730
*	Emergent BioSolutions, Inc.	8,943	426,313
*	Enanta Pharmaceuticals, Inc.	35,168	3,019,173
	Encompass Health Corp.	4,999	317,736
*	Endo International PLC	96,251	409,067
*	Envista Holdings Corp.	721,144	28,196,730
#*	Enzo Biochem, Inc.	167,526	576,289
#*	Evolent Health, Inc., Class A	550,885	16,124,404
*	Exagen, Inc.	151	1,755
#*	Five Star Senior Living, Inc.	111,915	459,971
*	FONAR Corp.	63,630	1,018,080

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	GlycoMimetics, Inc.	108,339	$206,928
*	Harvard Bioscience, Inc.	340,580	2,564,567
*	HealthStream, Inc.	233,178	6,204,867
#*	Homology Medicines, Inc.	5,400	30,942
#*	Hookipa Pharma, Inc.	3,000	14,610
#*	Innoviva, Inc.	35,074	612,041
*	Inogen, Inc.	98,149	3,891,608
*	Integer Holdings Corp.	239,663	21,574,463
#*	IntriCon Corp.	45,089	766,513
#*	Invacare Corp.	413,149	2,040,956
*	Jazz Pharmaceuticals PLC	111,562	14,842,208
#*	Jounce Therapeutics, Inc.	68,869	604,670
*	Kewaunee Scientific Corp.	13,861	177,421
*	Kezar Life Sciences, Inc.	4,287	34,296
#*	Lannett Co., Inc.	270,608	738,760
*	Lantheus Holdings, Inc.	4,806	112,412
#*	LENSAR, Inc.	116,724	834,577
#*	Ligand Pharmaceuticals, Inc.	3,900	569,166
#*	Lumos Pharma, Inc.	4,529	42,595
*	Magellan Health, Inc.	83,076	7,878,097
*»††	MedCath Corp.	103,153	0
*	MEDNAX, Inc.	625,671	17,037,021
#*	Meridian Bioscience, Inc.	243,513	4,580,480
*	Merit Medical Systems, Inc.	226,074	15,205,737
*	Microbot Medical, Inc.	7,320	52,924
*	ModivCare, Inc.	46,428	7,557,086
#*	Mustang Bio, Inc.	197,677	442,796
*	Myriad Genetics, Inc.	387,198	11,914,082
	National HealthCare Corp.	71,392	4,993,156
*	Natus Medical, Inc.	78,563	1,968,003
*	NextGen Healthcare, Inc.	215,076	3,540,151
*	NuVasive, Inc.	26,790	1,429,514
#*	Opiant Pharmaceuticals, Inc.	1,406	33,139
#*	OPKO Health, Inc.	327,964	1,242,984
#*	Option Care Health, Inc.	4,912	134,245
#*	OraSure Technologies, Inc.	456,290	4,868,614
	Organon & Co.	10,637	390,910
*	Orthofix Medical, Inc.	85,495	3,076,110
#*	Otonomy, Inc.	168,108	353,027
#	Owens & Minor, Inc.	525,304	18,847,908
*	Pacira BioSciences, Inc.	8,566	447,830
	Patterson Cos., Inc.	666,415	20,832,133
#*»††	PDL BioPharma, Inc.	1,058,582	2,741,727
	Perrigo Co. PLC	824,318	37,217,958
#*	PetIQ, Inc.	123,755	3,100,063
	Phibro Animal Health Corp., Class A	62,826	1,378,402
	Premier, Inc., Class A	330,831	12,885,867
*	Prestige Consumer Healthcare, Inc.	411,343	24,676,467
*	Prothena Corp. PLC	239,409	13,251,288
#*	Satsuma Pharmaceuticals, Inc.	1,387	8,045
#*	Savara, Inc.	5,735	6,653
#*	SeaSpine Holdings Corp.	3,000	44,880
	Select Medical Holdings Corp.	739,258	24,558,151
*	Sharps Compliance Corp.	4,600	37,950
*	Sio Gene Therapies, Inc.	31,028	59,263
#*	Star Equity Holdings, Inc.	9,237	24,386
#*	Supernus Pharmaceuticals, Inc.	296,236	8,842,645
#*	Surface Oncology, Inc.	26,482	196,496
#*	Surgalign Holdings, Inc.	354,441	340,724

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Surgery Partners, Inc.	9,490	$390,419
#*	Synlogic, Inc.	233,847	598,648
#*	Taro Pharmaceutical Industries Ltd.	30,363	1,687,272
»	Tetraphase Pharmaceuticals, Inc.	1,600	320
*	Triple-S Management Corp., Class B	218,550	7,712,630
*	United Therapeutics Corp.	19,130	3,649,239
	Universal Health Services, Inc., Class B	153,693	19,073,301
	Utah Medical Products, Inc.	2,315	224,161
#*	Vanda Pharmaceuticals, Inc.	242,494	4,151,497
#*	Varex Imaging Corp.	195,514	5,249,551
#*	Viking Therapeutics, Inc.	7,884	45,885
#*	X4 Pharmaceuticals, Inc.	990	4,792

TOTAL HEALTH CARE			563,287,919

INDUSTRIALS — (18.2%)
*	AAR Corp.	309,225	10,937,288
	ABM Industries, Inc.	551,545	24,273,495
#*	Acacia Research Corp.	365,124	2,092,161
	ACCO Brands Corp.	924,110	7,642,390
#	Acme United Corp.	40,941	1,514,817
#	Acuity Brands, Inc.	3,814	783,510
#	ADT, Inc.	923,357	7,710,031
	AGCO Corp.	409,961	50,101,334
	Air Lease Corp.	947,766	37,958,028
#*	Air T, Inc.	1,984	52,953
*	Air Transport Services Group, Inc.	292,352	7,276,641
#*	Akerna Corp.	3,275	8,744
	Alamo Group, Inc.	101,804	15,392,765
	Albany International Corp., Class A	82,231	6,631,930
#	Allied Motion Technologies, Inc.	20,545	722,157
	Altra Industrial Motion Corp.	51,993	2,711,435
	AMERCO	96,508	71,125,431
*	American Woodmark Corp.	100,284	6,893,522
#	Apogee Enterprises, Inc.	225,026	9,435,340
	Applied Industrial Technologies, Inc.	117,908	11,493,672
	ARC Document Solutions, Inc.	67,765	205,328
	ArcBest Corp.	237,321	21,323,292
	Arcosa, Inc.	399,716	20,677,309
	Argan, Inc.	111,415	4,596,983
*	Armstrong Flooring, Inc.	160,833	456,766
*	ASGN, Inc.	109,963	13,158,173
	Astec Industries, Inc.	229,338	12,242,062
#*	Astronics Corp.	176,477	2,276,553
*	Astronics Corp., Class B	5,303	67,587
#*	Atlas Air Worldwide Holdings, Inc.	249,596	20,247,227
#*	Avalon Holdings Corp., Class A	11,325	43,375
	AZZ, Inc.	95,207	5,058,348
	Barnes Group, Inc.	351,523	14,742,875
	Barrett Business Services, Inc.	15,551	1,275,182
*	Beacon Roofing Supply, Inc.	562,607	29,745,032
	BGSF, Inc.	36,177	435,209
	Boise Cascade Co.	310,473	17,578,981
	Brady Corp., Class A	72,157	3,758,658
*	BrightView Holdings, Inc.	31,742	503,428
#*	Broadwind, Inc.	66,870	194,592
*	Builders FirstSource, Inc.	683,763	39,842,870
*	CACI International, Inc., Class A	87,846	25,268,023
	CAI International, Inc.	42,938	2,401,522
	Carlisle Cos., Inc.	14,280	3,183,298

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	452,368	$16,606,429
*	CECO Environmental Corp.	385,446	2,651,868
#*	Chart Industries, Inc.	161,471	28,664,332
	Chicago Rivet & Machine Co.	2,571	69,160
#*	CIRCOR International, Inc.	115,743	3,303,305
*	Civeo Corp.	55,692	1,256,968
#*	Clarivate PLC	20,807	487,924
*	Clean Harbors, Inc.	312,980	35,222,769
*	Colfax Corp.	993,777	51,298,769
	Columbus McKinnon Corp.	195,084	9,221,621
	Comfort Systems USA, Inc.	92,412	8,452,926
*	Commercial Vehicle Group, Inc.	162,513	1,631,631
#	CompX International, Inc.	9,758	210,773
#*	Concrete Pumping Holdings, Inc.	23,143	199,030
#*	Construction Partners, Inc., Class A	18,121	645,289
#*	Copa Holdings SA, Class A	73,057	5,403,296
*	Cornerstone Building Brands, Inc.	22,701	324,851
#	Costamare, Inc.	608,463	8,159,489
*	Covenant Logistics Group, Inc.	150,924	4,286,242
#*	CPI Aerostructures, Inc.	56,168	168,504
	CRA International, Inc.	65,096	7,148,843
	Curtiss-Wright Corp.	16,911	2,159,196
#	Deluxe Corp.	64,235	2,291,262
#*	DLH Holdings Corp.	1,525	23,210
*	Ducommun, Inc.	118,941	5,755,555
*	DXP Enterprises, Inc.	167,087	5,507,188
#*	Dycom Industries, Inc.	252,165	20,026,944
#*	Eagle Bulk Shipping, Inc.	34,074	1,466,886
#	Eastern Co.	37,358	897,713
*	Echo Global Logistics, Inc.	298,546	14,398,874
	EMCOR Group, Inc.	152,906	18,576,550
	Encore Wire Corp.	172,278	23,095,589
	Enerpac Tool Group Corp.	68,679	1,434,704
	EnerSys	109,383	8,755,015
	Eneti, Inc.	77,623	1,099,918
	Ennis, Inc.	246,805	4,674,487
	EnPro Industries, Inc.	82,091	7,360,279
	ESCO Technologies, Inc.	194,417	16,439,901
	Espey Manufacturing & Electronics Corp.	8,752	132,418
	Federal Signal Corp.	495,967	21,232,347
#*	Fluor Corp.	528,736	10,278,628
	Forward Air Corp.	90,922	9,143,116
	Franklin Electric Co., Inc.	52,703	4,552,485
#*	FreightCar America, Inc.	26,382	110,541
*	FTI Consulting, Inc.	54,226	7,804,206
*	Gates Industrial Corp. PLC	159,319	2,619,204
#	GATX Corp.	318,440	30,204,034
#	Genco Shipping & Trading Ltd.	388,940	6,678,100
*	Gencor Industries, Inc.	90,611	1,011,219
*	Gibraltar Industries, Inc.	236,742	15,426,109
*	GMS, Inc.	344,875	17,081,659
#	Gorman-Rupp Co.	295,129	12,548,885
	Graham Corp.	59,988	762,447
#	Granite Construction, Inc.	410,207	15,226,884
*	Great Lakes Dredge & Dock Corp.	611,008	9,299,542
#	Greenbrier Cos., Inc.	278,323	11,416,809
	Griffon Corp.	390,762	10,351,285
*	Harsco Corp.	248,928	4,256,669
#*	Hawaiian Holdings, Inc.	442,889	8,569,902

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Heartland Express, Inc.	505,598	$8,256,415
	Heidrick & Struggles International, Inc.	187,375	8,784,140
	Helios Technologies, Inc.	85,872	7,818,646
	Herc Holdings, Inc.	143,411	26,106,538
*	Heritage-Crystal Clean, Inc.	87,954	3,049,365
	Herman Miller, Inc.	156,032	6,072,765
#*	Hill International, Inc.	254,775	519,741
	Hillenbrand, Inc.	140,347	6,380,175
	HNI Corp.	40,155	1,501,797
*	Hub Group, Inc., Class A	305,591	24,010,285
*	Hudson Global, Inc.	669	11,172
*	Hudson Technologies, Inc.	73,426	259,928
	Hurco Cos., Inc.	53,122	1,723,809
*	Huron Consulting Group, Inc.	214,984	10,783,597
*	Huttig Building Products, Inc.	5,028	35,950
	Hyster-Yale Materials Handling, Inc.	126,587	6,081,239
	ICF International, Inc.	145,185	14,589,641
*	IES Holdings, Inc.	8,144	405,978
#*	INNOVATE Corp.	33,800	133,510
	Insteel Industries, Inc.	174,970	7,116,030
	Interface, Inc.	255,697	3,671,809
	ITT, Inc.	61,737	5,807,600
*	JELD-WEN Holding, Inc.	460,734	12,628,719
	Kadant, Inc.	45,336	10,070,032
	Kaman Corp.	236,902	8,478,723
#*	KAR Auction Services, Inc.	487,140	7,146,344
	KBR, Inc.	314,938	13,365,969
	Kelly Services, Inc., Class A	353,993	6,382,494
	Kennametal, Inc.	494,352	19,650,492
	Kimball International, Inc., Class B	192,493	2,092,399
*	Kirby Corp.	311,660	16,334,101
	Knight-Swift Transportation Holdings, Inc.	1,205,722	68,352,380
	Korn Ferry	464,824	35,889,061
*	Kratos Defense & Security Solutions, Inc.	17,475	373,790
#*	Lawson Products, Inc.	42,788	2,169,352
*	LB Foster Co., Class A	98,883	1,575,206
*	Limbach Holdings, Inc.	112,469	790,657
*	LS Starrett Co., Class A	3,180	32,118
	LSI Industries, Inc.	214,262	1,594,109
#	Macquarie Infrastructure Holdings LLC	718,782	2,652,306
*	Manitex International, Inc.	53,843	348,364
*	Manitowoc Co., Inc.	489,623	10,492,621
	ManpowerGroup, Inc.	59,087	5,710,759
	ManTech International Corp., Class A	206,319	17,788,824
	Marten Transport Ltd.	556,139	9,248,592
*	Masonite International Corp.	114,261	13,712,463
#*	MasTec, Inc.	524,418	46,741,376
#*	Mastech Digital, Inc.	9,609	178,151
*	Matrix Service Co.	274,388	2,806,989
#	Matson, Inc.	332,823	27,717,499
	Matthews International Corp., Class A	297,417	10,222,222
	Maxar Technologies, Inc.	149,425	3,967,234
#*	Mayville Engineering Co., Inc.	5,288	93,915
	McGrath RentCorp.	201,289	14,520,988
*	Mercury Systems, Inc.	6,692	344,906
#*	Mesa Air Group, Inc.	108,925	821,294
	Miller Industries, Inc.	98,807	3,570,885
*	Mistras Group, Inc.	248,892	2,444,119
	Moog, Inc., Class A	211,130	15,946,649

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	MRC Global, Inc.	511,104	$4,242,163
	Mueller Industries, Inc.	311,050	16,373,672
	Mueller Water Products, Inc., Class A	338,071	5,547,745
*	MYR Group, Inc.	163,876	16,739,933
	National Presto Industries, Inc.	47,985	3,989,953
	Nielsen Holdings PLC	1,092,240	22,117,860
#	NL Industries, Inc.	64,362	371,369
#*	NN, Inc.	414,267	2,067,192
#*	Northwest Pipe Co.	126,446	3,004,357
*	NOW, Inc.	1,182,011	8,534,119
*	NV5 Global, Inc.	60,833	6,334,540
	nVent Electric PLC	373,176	13,229,089
#*	Orion Group Holdings, Inc.	369,855	1,645,855
	Oshkosh Corp.	261,146	27,942,622
	Owens Corning	140,601	13,133,539
*	P&F Industries, Inc., Class A	1,458	9,535
*	PAM Transportation Services, Inc.	58,166	3,595,822
#	Park Aerospace Corp.	233,066	3,050,834
	Park-Ohio Holdings Corp.	119,748	2,792,523
#*	Parsons Corp.	14,241	493,308
#	Patriot Transportation Holding, Inc.	5,926	90,846
*	Perma-Fix Environmental Services, Inc.	15,435	111,132
*	Perma-Pipe International Holdings, Inc.	30,152	257,800
*	PGT Innovations, Inc.	299,305	6,390,162
#	Powell Industries, Inc.	151,523	3,918,385
	Preformed Line Products Co.	39,285	2,726,379
	Primoris Services Corp.	490,528	13,219,730
*	Quad/Graphics, Inc.	282,362	1,112,506
	Quanex Building Products Corp.	309,629	6,415,513
	Quanta Services, Inc.	139,772	16,951,548
*	Quest Resource Holding Corp.	3,236	18,834
*	Radiant Logistics, Inc.	430,809	2,899,345
*	RCM Technologies, Inc.	52,363	312,607
	Regal Beloit Corp.	209,859	31,967,821
*	Resideo Technologies, Inc.	417,577	10,297,449
	Resources Connection, Inc.	344,172	5,992,035
#	REV Group, Inc.	123,877	1,871,781
	Rush Enterprises, Inc., Class A	317,851	16,553,680
	Rush Enterprises, Inc., Class B	45,877	2,372,300
	Ryder System, Inc.	391,993	33,299,805
	Schneider National, Inc., Class B	337,777	8,424,158
#	Science Applications International Corp.	45,324	4,069,189
*	Sensata Technologies Holding PLC	557,707	30,729,656
	Shyft Group, Inc.	8,903	366,893
*	SIFCO Industries, Inc.	17,808	136,587
*	SkyWest, Inc.	457,434	19,683,385
	Snap-on, Inc.	170,059	34,561,091
*	SP Plus Corp.	52,119	1,680,838
#*	Spirit Airlines, Inc.	718,677	15,703,092
	SPX FLOW, Inc.	177,546	13,264,462
	Standex International Corp.	30,247	3,365,584
	Steelcase, Inc., Class A	854,076	10,163,504
*	Sterling Construction Co., Inc.	231,023	5,553,793
#*	Sunrun, Inc.	50,442	2,909,495
#*	Team, Inc.	223,221	540,195
#	Tecnoglass, Inc.	11,018	318,200
	Tennant Co.	4,645	369,092
	Terex Corp.	534,528	23,946,854
#*	Textainer Group Holdings Ltd.	286,135	11,242,244

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Textron, Inc.	48,941	$3,614,293
*	Thermon Group Holdings, Inc.	304,238	5,257,233
	Timken Co.	430,878	30,570,794
*	Titan International, Inc.	913,866	6,598,113
*	Titan Machinery, Inc.	248,510	7,062,654
#*	Transcat, Inc.	11,318	847,492
#	Trinity Industries, Inc.	1,042,010	29,228,380
	Triton International Ltd.	625,299	38,887,345
*	TrueBlue, Inc.	395,401	11,011,918
*	Tutor Perini Corp.	497,096	6,770,448
*	Twin Disc, Inc.	76,056	1,032,840
*	U.S. Ecology, Inc.	14,234	458,192
#*	U.S. Xpress Enterprises, Inc., Class A	86,544	655,138
	UFP Industries, Inc.	438,505	35,882,864
*	Ultralife Corp.	141,928	888,469
	UniFirst Corp.	38,671	7,655,311
*	Univar Solutions, Inc.	532,469	13,620,557
#	Universal Logistics Holdings, Inc.	43,164	909,897
*	USA Truck, Inc.	110,239	2,124,306
*	Vectrus, Inc.	127,469	6,173,324
*	Veritiv Corp.	211,068	22,641,264
*	Viad Corp.	95,207	4,224,335
*	Vidler Water Resouces, Inc.	133,582	1,651,074
#*	Virco Mfg. Corp.	19,199	63,741
#*	Volt Information Sciences, Inc.	27,050	88,724
	VSE Corp.	88,452	4,913,509
	Wabash National Corp.	514,984	7,997,701
	Werner Enterprises, Inc.	512,007	23,204,157
*	WESCO International, Inc.	323,416	41,901,777
#*	Willdan Group, Inc.	27,089	905,585
*	Willis Lease Finance Corp.	13,831	560,294
*	WillScot Mobile Mini Holdings Corp.	745,880	25,919,330
	Zurn Water Solutions Corp.	81,633	2,961,645

TOTAL INDUSTRIALS			2,416,807,032

INFORMATION TECHNOLOGY — (8.0%)
*	ACI Worldwide, Inc.	30,073	922,640
	ADTRAN, Inc.	476,485	8,805,443
	Advanced Energy Industries, Inc.	4,112	377,564
*	Airgain, Inc.	3,800	42,674
#*	Alithya Group, Inc., Class A	62,439	172,332
	Alliance Data Systems Corp.	76,906	6,556,237
*	Alpha & Omega Semiconductor Ltd.	225,820	7,824,663
	Amkor Technology, Inc.	2,212,058	48,488,311
#*	Amtech Systems, Inc.	147,143	2,210,088
*	Applied Optoelectronics, Inc.	77,600	593,640
*	Arrow Electronics, Inc.	701,840	81,237,980
*	AstroNova, Inc.	61,074	1,007,721
*	Asure Software, Inc.	55,850	539,511
*	Aviat Networks, Inc.	45,784	1,309,422
	Avnet, Inc.	871,520	33,213,627
*	Aware, Inc.	187,522	660,077
*	Axcelis Technologies, Inc.	298,367	16,389,299
*	AXT, Inc.	430,368	3,516,107
#	Bel Fuse, Inc., Class A	3,065	45,715
	Bel Fuse, Inc., Class B	92,073	1,281,656
	Belden, Inc.	166,016	9,995,823
	Benchmark Electronics, Inc.	346,107	8,067,754
	BK Technologies Corp.	8,250	24,338

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	BM Technologies, Inc.	61,728	$551,848
#	Cass Information Systems, Inc.	25,882	1,060,903
*	CEVA, Inc.	4,539	207,024
*	Ciena Corp.	28,086	1,524,789
#*	ClearOne, Inc.	400	632
#*	Cognyte Software Ltd.	39,067	777,824
*	Cohu, Inc.	399,234	12,791,457
#	Communications Systems, Inc.	69,868	265,498
*	Computer Task Group, Inc.	156,676	1,215,806
#	Comtech Telecommunications Corp.	266,811	5,755,113
	Concentrix Corp.	309,665	55,021,277
*	Conduent, Inc.	1,258,293	8,493,478
*	Consensus Cloud Solutions, Inc.	7,412	469,402
	CSG Systems International, Inc.	40,569	2,030,478
#*	CSP, Inc.	5,024	42,805
	CTS Corp.	194,516	6,928,660
*	CyberOptics Corp.	74,304	3,102,935
*	Daktronics, Inc.	456,171	2,531,749
*	Data I/O Corp.	63,596	344,690
*	Digi International, Inc.	274,662	5,918,966
*	Diodes, Inc.	357,611	34,362,841
*	DSP Group, Inc.	70,303	1,544,557
*	DXC Technology Co.	920,405	29,977,591
#	Ebix, Inc.	37,299	1,223,780
#*	EMCORE Corp.	227,917	1,704,819
*	ePlus, Inc.	97,220	10,749,615
*	Fabrinet	310,576	29,815,296
*	FARO Technologies, Inc.	1,451	106,750
#*	First Solar, Inc.	193,571	23,149,156
*	Flex Ltd.	2,358,817	39,864,007
*	FormFactor, Inc.	253,542	10,085,901
*	Frequency Electronics, Inc.	50,125	500,749
*	Genasys, Inc.	9,763	49,596
#*	GSI Technology, Inc.	133,472	692,720
*	GTY Technology Holdings, Inc.	17,839	135,576
	Hackett Group, Inc.	38,688	817,864
#*	Harmonic, Inc.	944,723	8,568,638
*	I3 Verticals, Inc., Class A	7,776	174,105
*	Ichor Holdings Ltd.	133,931	5,855,463
#*	II-VI, Inc.	11,268	681,827
#*	Immersion Corp.	30,075	240,299
	Information Services Group, Inc.	10,211	83,220
#*	Insight Enterprises, Inc.	254,335	24,085,525
#	InterDigital, Inc.	84,811	5,678,096
*	inTEST Corp.	160,960	1,781,827
#*	Intevac, Inc.	99,331	463,876
#*	Issuer Direct Corp.	6,726	171,311
*	Iteris, Inc.	23,441	125,644
*	Itron, Inc.	7,700	598,829
	Jabil, Inc.	738,365	44,272,365
	Juniper Networks, Inc.	558,457	16,485,651
*	Key Tronic Corp.	70,348	453,745
*	Kimball Electronics, Inc.	216,988	6,238,405
#*	Knowles Corp.	796,120	16,591,141
#	Kulicke & Soffa Industries, Inc.	462,183	26,344,431
*	KVH Industries, Inc.	182,513	1,872,583
#*	Lantronix, Inc.	10,436	101,229
#*	LightPath Technologies, Inc., Class A	29,747	58,007
#*	Luna Innovations, Inc.	53,499	521,080

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Magnachip Semiconductor Corp.	4,440	$84,182
	Maximus, Inc.	41,447	3,505,173
#	Methode Electronics, Inc.	325,248	13,683,183
#*	N-Able, Inc.	1,913	25,443
*	NeoPhotonics Corp.	509,074	5,151,829
#*	NETGEAR, Inc.	297,176	8,567,584
*	NetScout Systems, Inc.	599,201	16,214,379
#*	NetSol Technologies, Inc.	2,106	9,519
	Network-1 Technologies, Inc.	110,240	309,774
#*	OneSpan, Inc.	148,316	3,028,613
*	Onto Innovation, Inc.	243,236	19,266,724
*	Optical Cable Corp.	55,866	215,643
*	OSI Systems, Inc.	144,793	13,481,676
	PC Connection, Inc.	146,944	6,766,771
	PC-Tel, Inc.	139,671	804,505
*	PDF Solutions, Inc.	79,065	1,860,399
#*	Perficient, Inc.	38,863	4,803,467
#*	PFSweb, Inc.	30,710	399,230
*	Photronics, Inc.	600,814	7,804,574
#*	Ping Identity Holding Corp.	20,888	591,757
*	Plexus Corp.	226,602	19,786,887
#*	Powerfleet, Inc.	8,501	58,827
*	Rambus, Inc.	375,971	8,748,845
#*	RealNetworks, Inc.	29,105	46,859
#*	RF Industries Ltd.	71,364	543,080
#*	Ribbon Communications, Inc.	613,122	3,353,777
	Richardson Electronics Ltd.	96,750	1,055,543
*	Rogers Corp.	140,207	28,198,432
#*	Rubicon Technology, Inc.	262	2,623
*	Sanmina Corp.	600,457	22,667,252
#	Sapiens International Corp. NV	12,425	434,005
*	ScanSource, Inc.	260,726	9,328,776
*	SigmaTron International, Inc.	5,230	46,024
#»††	Silicon Graphics, Inc.	494	0
*	Smith Micro Software, Inc.	11,346	64,672
	SolarWinds Corp.	1,913	30,799
*	StarTek, Inc.	24,384	134,112
*	Stratasys Ltd.	321,488	10,139,732
*	Super Micro Computer, Inc.	347,478	12,297,246
#*	Synchronoss Technologies, Inc.	95,600	252,384
	SYNNEX Corp.	379,006	39,795,630
#	Taitron Components, Inc., Class A	12,497	50,613
*	TESSCO Technologies, Inc.	115,436	604,885
*	Trio-Tech International.	3,288	14,796
#*	TTM Technologies, Inc.	1,007,297	13,336,612
*	Ultra Clean Holdings, Inc.	349,486	17,324,021
#*	Universal Security Instruments, Inc.	2,901	14,534
*	Upland Software, Inc.	55,930	1,866,384
#*	Veeco Instruments, Inc.	413,741	10,049,769
#*	Verint Systems, Inc.	56,491	2,632,481
#*	Viasat, Inc.	68,154	4,068,112
#*	VirnetX Holding Corp.	2,205	8,489
	Vishay Intertechnology, Inc.	1,054,668	20,270,719
*	Vishay Precision Group, Inc.	121,507	4,142,174
	Wayside Technology Group, Inc.	22,693	603,407
#*	WidePoint Corp.	8,081	40,971
*	Wireless Telecom Group, Inc.	23,991	50,381
	Xerox Holdings Corp.	1,462,585	26,034,013

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xperi Holding Corp.	716,857	$12,846,077

TOTAL INFORMATION TECHNOLOGY			1,066,064,439

MATERIALS — (8.5%)
#*	Advanced Emissions Solutions, Inc.	16,196	109,971
*	AdvanSix, Inc.	211,734	10,290,272
#*	AgroFresh Solutions, Inc.	216,515	439,525
	Alcoa Corp.	1,140,009	52,383,414
#*	Allegheny Technologies, Inc.	632,756	10,187,372
*	Alpha Metallurgical Resources, Inc.	18,228	1,126,308
	American Vanguard Corp.	318,765	4,966,359
*	Ampco-Pittsburgh Corp.	56,252	316,136
*	Arconic Corp.	113,616	3,342,583
#	Ashland Global Holdings, Inc.	354,191	34,005,878
	Avient Corp.	16,622	895,593
*	Berry Global Group, Inc.	168,617	11,051,158
	Cabot Corp.	268,364	14,317,219
#	Caledonia Mining Corp. PLC	2,000	24,780
#	Carpenter Technology Corp.	419,866	12,965,462
#*	Century Aluminum Co.	733,168	9,685,149
	CF Industries Holdings, Inc.	212,152	12,050,234
	Chase Corp.	8,385	804,960
*	Clearwater Paper Corp.	175,956	7,360,240
#*	Cleveland-Cliffs, Inc.	1,361	32,814
#*	Coeur Mining, Inc.	998,645	6,321,423
	Commercial Metals Co.	962,940	30,987,409
*	Core Molding Technologies, Inc.	41,394	455,334
*	Domtar Corp.	449,456	24,535,803
	Ecovyst, Inc.	141,392	1,651,459
	Element Solutions, Inc.	1,620,330	36,797,694
*	Ferro Corp.	295,804	6,217,800
#*	Ferroglobe PLC	1,021,308	6,771,272
»††	Ferroglobe Representation & Warranty Insurance Trust	92,458	0
#*	Flexible Solutions International, Inc.	27,598	101,009
#*	Flotek Industries, Inc.	196,867	230,334
	Fortitude Gold Corp.	108,769	738,542
	Friedman Industries, Inc.	70,982	976,712
	FutureFuel Corp.	560,210	3,955,083
#*	GCP Applied Technologies, Inc.	109,614	2,478,373
	Glatfelter Corp.	447,754	7,356,598
#	Gold Resource Corp.	395,643	727,983
	Graphic Packaging Holding Co.	1,752,719	34,931,690
	Greif, Inc., Class A	202,581	13,102,939
	Greif, Inc., Class B	34,036	2,221,189
	Hawkins, Inc.	196,376	7,201,108
#	Haynes International, Inc.	177,506	7,123,316
	HB Fuller Co.	394,691	27,829,662
#	Hecla Mining Co.	4,667,298	26,976,982
	Huntsman Corp.	1,826,892	59,520,141
	Innospec, Inc.	214,823	19,465,112
*	Intrepid Potash, Inc.	119,700	5,830,587
#	Kaiser Aluminum Corp.	90,908	8,830,803
#*	Koppers Holdings, Inc.	46,603	1,635,299
*	Kraton Corp.	315,956	14,423,391
	Kronos Worldwide, Inc.	331,902	4,324,683
	Louisiana-Pacific Corp.	28,928	1,704,727
#*	LSB Industries, Inc.	183,866	1,641,923
	Materion Corp.	161,441	11,652,811
*	McEwen Mining, Inc.	9,650	10,615

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Mercer International, Inc.	644,620	$6,942,557
	Minerals Technologies, Inc.	300,931	21,348,045
	Mosaic Co.	525,419	21,841,668
	Myers Industries, Inc.	34,719	714,517
	Neenah, Inc.	57,497	2,905,898
#	Nexa Resources SA.	59,531	503,037
	Northern Technologies International Corp.	28,308	431,697
	Olin Corp.	1,108,576	63,166,661
	Olympic Steel, Inc.	115,678	3,119,836
	Packaging Corp. of America	260	35,716
#*	Ramaco Resources, Inc.	1,595	29,651
#*	Ranpak Holdings Corp.	9,173	316,102
#*	Rayonier Advanced Materials, Inc.	592,038	4,250,833
	Reliance Steel & Aluminum Co.	524,723	76,693,514
	Resolute Forest Products, Inc.	764,136	8,986,239
#	Ryerson Holding Corp.	63,128	1,664,054
	Schnitzer Steel Industries, Inc., Class A	263,924	14,199,111
	Schweitzer-Mauduit International, Inc.	279,540	9,739,174
	Sensient Technologies Corp.	75,597	7,227,073
	Silgan Holdings, Inc.	19,382	779,156
	Sonoco Products Co.	273,808	15,867,174
	Steel Dynamics, Inc.	1,220,419	80,645,288
	Stepan Co.	179,507	21,544,430
*	Summit Materials, Inc., Class A	864,900	30,833,685
#	SunCoke Energy, Inc.	790,810	5,709,648
#*	Synalloy Corp.	58,224	657,931
#*	TimkenSteel Corp.	588,486	8,209,380
#*	Trecora Resources	230,241	1,791,275
	Tredegar Corp.	349,277	4,212,281
*	TriMas Corp.	99,204	3,308,453
	Trinseo PLC	228,630	12,816,998
	Tronox Holdings PLC, Class A	764,667	17,832,034
#	U.S. Steel Corp.	484,628	12,789,333
*	UFP Technologies, Inc.	35,269	2,182,798
	United States Lime & Minerals, Inc.	34,268	4,231,413
*	Universal Stainless & Alloy Products, Inc.	74,539	706,630
#*	Venator Materials PLC	269,570	811,406
#	Verso Corp., Class A	394,922	8,719,878
	Warrior Met Coal, Inc.	122,711	2,941,383
	Westlake Chemical Corp.	623,486	60,690,127
	WestRock Co.	181,583	8,734,142
#	Worthington Industries, Inc.	226,108	12,282,187

TOTAL MATERIALS			1,127,497,646

REAL ESTATE — (1.0%)
#*	AMREP Corp.	7,243	101,547
#	CTO Realty Growth, Inc.	6,914	370,660
#*	Cushman & Wakefield PLC	365,693	6,725,094
#*	Five Point Holdings LLC, Class A	14,563	107,184
#*	Forestar Group, Inc.	91,167	1,784,138
*	FRP Holdings, Inc.	49,849	2,851,363
*	Howard Hughes Corp.	186,440	16,244,517
	Indus Realty Trust, Inc.	11,723	817,093
*	Jones Lang LaSalle, Inc.	234,352	60,516,717
	Kennedy-Wilson Holdings, Inc.	110,753	2,477,545
#*	Marcus & Millichap, Inc.	142,394	6,706,757
	Newmark Group, Inc., Class A	90,221	1,342,488
#*	Rafael Holdings, Inc., Class B	43,651	330,002
	RE/MAX Holdings, Inc., Class A	182,415	5,802,621

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
#* Realogy Holdings Corp.	992,917	$17,197,322
RMR Group, Inc., Class A	23,900	831,481
#* Stratus Properties, Inc.	8,092	275,775
* Tejon Ranch Co.	280,061	5,099,911
#* Trinity Place Holdings, Inc.	27,774	55,826

TOTAL REAL ESTATE		129,638,041

UTILITIES — (0.5%)
# Brookfield Renewable Corp., Class A	107,614	4,456,296
# Genie Energy Ltd., Class B	164,721	815,369
MDU Resources Group, Inc.	557,684	17,137,629
New Jersey Resources Corp.	167,082	6,317,370
# Ormat Technologies, Inc.	63,893	4,621,381
Vistra Corp.	1,415,398	27,727,647

TOTAL UTILITIES		61,075,692

TOTAL COMMON STOCKS		12,609,103,392

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	17,874	507,622

CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	10,258	1,119,968

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	179,137	5,624,902

TOTAL PREFERRED STOCKS		7,252,492

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrants 08/02/23	366,740	0

TOTAL INVESTMENT SECURITIES (Cost $8,041,395,767)		12,616,355,884

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.025%	109,624,530	109,624,530

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	46,562,632	538,729,655

TOTAL INVESTMENTS — (100.0%) (Cost $8,689,719,810)		$13,264,710,069

As of October 31, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	469	12/17/21	$105,037,419	$107,799,650	$2,762,231

Total Futures Contracts			$105,037,419	$107,799,650	$2,762,231

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

		Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$348,325,706	—	$66,311		$348,392,017
Consumer Discretionary	1,738,172,126	—	23,663		1,738,195,789
Consumer Staples	588,383,796	$9,696	—		588,393,492
Energy	1,004,631,845	—	—		1,004,631,845
Financials	3,564,989,584	129,896	—		3,565,119,480
Health Care	558,211,442	320	5,076,157		563,287,919
Industrials	2,416,807,032	—	—		2,416,807,032
Information Technology	1,066,064,439	—	—		1,066,064,439
Materials	1,127,497,646	—	—		1,127,497,646
Real Estate	129,638,041	—	—		129,638,041
Utilities	61,075,692	—	—		61,075,692
Preferred Stocks
Communication Services	507,622	—	—		507,622
Consumer Discretionary	1,119,968	—	—		1,119,968
Industrials	5,624,902	—	—		5,624,902
Temporary Cash Investments	109,624,530	—	—		109,624,530
Securities Lending Collateral	—	538,729,655	—		538,729,655
Futures Contracts**	2,762,231	—	—		2,762,231

TOTAL	$12,723,436,602	$538,869,567	$5,166,131	^	$13,267,472,300

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (2.5%)
#*	AMC Networks, Inc., Class A	28,173	$1,121,004
	ATN International, Inc.	376,438	15,351,142
#*	Ballantyne Strong, Inc.	248,347	747,525
*	Beasley Broadcast Group, Inc., Class A	53,843	126,531
#*	Boston Omaha Corp., Class A	36,387	1,289,919
*	Cars.com, Inc.	712,142	9,272,089
*	comScore, Inc.	130,054	508,511
#*	Consolidated Communications Holdings, Inc.	1,148,741	8,500,683
#*	Cumulus Media, Inc., Class A	60,779	754,875
*	Daily Journal Corp.	618	212,110
#	DallasNews Corp.	12,610	87,513
*	DHI Group, Inc.	589,366	2,770,020
#*	EchoStar Corp., Class A	211,543	4,962,799
#	Entravision Communications Corp., Class A	668,929	5,331,364
	EW Scripps Co., Class A	1,623,800	30,202,680
#*	Fluent, Inc.	43,946	104,592
#*	Gannett Co., Inc.	1,070,060	6,206,348
	Gray Television, Inc.	2,081,612	48,792,985
	Gray Television, Inc., Class A	18,981	424,985
*	Hemisphere Media Group, Inc.	26,192	289,422
*	Liberty Latin America Ltd., Class A	698,811	8,399,708
*	Liberty Latin America Ltd., Class C	1,850,664	22,263,488
#*	Lions Gate Entertainment Corp., Class A	853,055	11,047,062
*	Lions Gate Entertainment Corp., Class B	713,263	8,074,137
#*	Marcus Corp.	276,489	5,134,401
»††	Media General, Inc.	564,216	31,822
#*	Mediaco Holding, Inc., Class A	2,509	21,025
*	Meredith Corp.	606,120	35,300,429
»††	NewStar Financial, Inc.	667,031	67,770
	Nexstar Media Group, Inc., Class A	243,174	36,459,078
#*	Reading International, Inc., Class A	32,692	156,595
	Saga Communications, Inc., Class A	157,914	3,499,374
	Scholastic Corp.	1,012,368	36,637,598
	Spok Holdings, Inc.	354,033	3,643,000
	TEGNA, Inc.	1,013,796	19,931,229
	Telephone & Data Systems, Inc.	1,980,111	37,107,280
*	Townsquare Media, Inc., Class A	34,479	459,260
#*	TrueCar, Inc.	17,218	72,143
*	U.S. Cellular Corp.	621,083	18,986,507
*	Urban One, Inc.	13,183	93,204
*	Urban One, Inc.	5,798	55,081

TOTAL COMMUNICATION SERVICES			384,497,288

CONSUMER DISCRETIONARY — (13.0%)
	Aaron’s Co., Inc.	287,425	6,722,871
*	Abercrombie & Fitch Co., Class A	1,329,624	52,573,333
*	Adient PLC	155,427	6,468,872
*	Adtalem Global Education, Inc.	1,383,979	51,110,344
#	AMCON Distributing Co.	3,988	529,247
*	American Axle & Manufacturing Holdings, Inc.	659,616	5,989,313
#	American Eagle Outfitters, Inc.	380,086	9,023,242
*	American Outdoor Brands, Inc.	313,841	7,149,298
*	American Public Education, Inc.	352,594	8,811,324
*	America’s Car-Mart, Inc.	6,475	773,698
#*	AutoNation, Inc.	703,798	85,244,014

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Barnes & Noble Education, Inc.	819,706	$8,508,548
	Bassett Furniture Industries, Inc.	202,671	3,423,113
*	Beazer Homes USA, Inc.	46,138	835,559
#*	Bed Bath & Beyond, Inc.	546,703	7,675,710
#	Big Lots, Inc.	450,735	19,945,024
#*	Biglari Holdings, Inc., Class A	806	668,577
*	Biglari Holdings, Inc., Class B	1,178	195,819
*	Bluegreen Vacations Holding Corp.	82,037	2,100,968
*	Boot Barn Holdings, Inc.	63,246	6,608,575
*	Build-A-Bear Workshop, Inc.	163,682	2,566,534
#	Caleres, Inc.	370,158	8,535,843
	Canterbury Park Holding Corp.	15,171	239,702
	Carriage Services, Inc.	255,350	13,137,758
#	Carrols Restaurant Group, Inc.	239,457	878,807
	Cato Corp., Class A	399,428	7,041,916
	Century Communities, Inc.	815,969	54,718,881
#*	Charles & Colvard Ltd.	4,602	13,898
#*	Chico’s FAS, Inc.	13,639	74,469
*	Chuy’s Holdings, Inc.	7,398	215,726
#*	Citi Trends, Inc.	27,685	2,141,712
#*	Conn’s, Inc.	663,378	14,773,428
#*	Container Store Group, Inc.	384,494	4,252,504
»††	Contra Zagg, Inc.	226,626	20,396
*	Cooper-Standard Holdings, Inc.	209,877	5,444,209
	Crown Crafts, Inc.	143,916	1,064,978
#	Culp, Inc.	53,127	702,870
	Dana, Inc.	1,623,692	36,029,725
	Del Taco Restaurants, Inc.	294,968	2,460,033
*	Delta Apparel, Inc.	190,519	5,115,435
#	Dillard’s, Inc., Class A	441,605	102,072,580
	Dover Motorsports, Inc.	257,752	582,520
*	Duluth Holdings, Inc., Class B	25,542	366,017
*	El Pollo Loco Holdings, Inc.	134,583	1,978,370
	Escalade, Inc.	42,128	788,215
#	Ethan Allen Interiors, Inc.	501,273	11,634,546
#*	Fiesta Restaurant Group, Inc.	36,063	380,104
*	Flanigan’s Enterprises, Inc.	4,740	138,645
	Flexsteel Industries, Inc.	117,196	3,281,488
	Foot Locker, Inc.	1,331,687	63,481,519
#*	Fossil Group, Inc.	543,737	6,426,971
*	Full House Resorts, Inc.	106,069	1,055,387
#*	Genesco, Inc.	100,125	6,066,574
*	G-III Apparel Group Ltd.	1,151,389	32,998,809
*	Goodyear Tire & Rubber Co.	4,181,911	79,958,138
	Graham Holdings Co., Class B	88,511	51,854,169
*	Grand Canyon Education, Inc.	179,773	14,327,908
*	Green Brick Partners, Inc.	596,189	15,530,723
#	Group 1 Automotive, Inc.	398,390	71,630,522
#	Guess?, Inc.	970,455	20,098,123
#	Harley-Davidson, Inc.	483,696	17,650,067
#	Haverty Furniture Cos., Inc.	359,317	10,312,398
	Haverty Furniture Cos., Inc., Class A	5,701	161,224
#	Hibbett, Inc.	132,102	10,229,979
	Hooker Furniture Corp.	269,061	6,783,028
*	Houghton Mifflin Harcourt Co.	106,210	1,507,120
*	iMedia Brands, Inc.	10,136	61,627
	Johnson Outdoors, Inc., Class A	132,266	14,044,004
#	KB Home	487,270	19,563,891
	Kohl’s Corp.	87,739	4,257,974

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lakeland Industries, Inc.	142,595	$2,981,661
*	Lands’ End, Inc.	183,197	4,814,417
*	Laureate Education, Inc., Class A	1,149,474	19,908,890
	La-Z-Boy, Inc.	266,618	8,862,382
*	Lazydays Holdings, Inc.	2,352	49,604
#*	Legacy Housing Corp.	5,506	97,732
#*	LGI Homes, Inc.	9,324	1,392,073
#	Lifetime Brands, Inc.	404,016	6,852,111
*	Live Ventures, Inc.	701	22,341
*	Lumber Liquidators Holdings, Inc.	20,027	362,088
*	M/I Homes, Inc.	534,840	30,624,938
	Macy’s, Inc.	1,702,154	45,056,016
#*	MarineMax, Inc.	449,867	23,298,612
	Marriott Vacations Worldwide Corp.	322,432	50,692,759
	MDC Holdings, Inc.	1,556,552	76,239,917
*	Meritage Homes Corp.	575,946	62,611,090
*	Modine Manufacturing Co.	1,247,107	13,718,177
#	Monro, Inc.	30,343	1,873,984
#*	Motorcar Parts of America, Inc.	362,890	6,865,879
#	Movado Group, Inc.	325,371	10,834,854
	Nobility Homes, Inc.	1,505	46,655
*	ODP Corp.	1,195,943	51,784,332
	OneWater Marine, Inc., Class A	2,661	117,989
	Penske Automotive Group, Inc.	1,018,528	108,014,894
*	Perdoceo Education Corp.	35,038	372,104
*	Playa Hotels & Resorts NV	306,373	2,607,234
#*	Potbelly Corp.	102,723	618,392
	QEP Co., Inc.	27,195	625,485
	Qurate Retail, Inc., Class A	4,247,774	44,346,761
	RCI Hospitality Holdings, Inc.	65,899	4,467,952
	Rocky Brands, Inc.	204,873	11,175,822
#	Shoe Carnival, Inc.	551,917	18,693,429
#	Signet Jewelers Ltd.	217,586	19,404,319
*	Skechers USA, Inc., Class A	183,973	8,501,392
#	Sonic Automotive, Inc., Class A	350,962	17,348,052
	Standard Motor Products, Inc.	97,739	4,681,698
*	Stoneridge, Inc.	4,777	90,667
#	Strategic Education, Inc.	37,513	2,558,762
*	Strattec Security Corp.	76,691	2,658,877
#*	Stride, Inc.	889,771	31,586,870
	Superior Group of Cos., Inc.	241,156	6,267,644
#*	Superior Industries International, Inc.	139,648	814,148
*	Taylor Morrison Home Corp.	3,020,167	92,205,699
*	Terminix Global Holdings, Inc.	446,629	18,079,542
#	Thor Industries, Inc.	245,289	25,009,666
*	Tile Shop Holdings, Inc.	1,968	16,413
	Tilly’s, Inc., Class A	599,302	8,318,312
	Toll Brothers, Inc.	48,500	2,918,245
#*	TravelCenters of America, Inc.	158,479	8,543,603
*	Tri Pointe Homes, Inc.	2,694,133	65,171,077
*	Unifi, Inc.	349,801	8,402,220
*	Universal Electronics, Inc.	75,700	3,117,326
*	Universal Technical Institute, Inc.	16,618	116,991
#*	Urban Outfitters, Inc.	757,645	24,191,605
#*	Vera Bradley, Inc.	795,527	7,804,120
*	Vista Outdoor, Inc.	316,727	13,251,858
*	VOXX International Corp.	124,589	1,409,102
#	Weyco Group, Inc.	96,465	2,201,331
#	Winnebago Industries, Inc.	69,020	4,671,964

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Zovio, Inc.	301,818	$519,127
#*	Zumiez, Inc.	551,962	22,464,853

TOTAL CONSUMER DISCRETIONARY			2,025,364,970

CONSUMER STAPLES — (4.4%)
	Alico, Inc.	28,338	1,008,833
	Andersons, Inc.	694,610	23,658,417
#*	Bridgford Foods Corp.	13,817	161,659
	Cal-Maine Foods, Inc.	150,131	5,413,724
#*	Central Garden & Pet Co.	163,357	8,425,954
*	Central Garden & Pet Co., Class A	552,912	25,544,534
*	Coffee Holding Co., Inc.	4,561	20,251
*	Darling Ingredients, Inc.	764,174	64,587,986
	Edgewell Personal Care Co.	691,555	24,197,509
*	Farmer Bros Co.	33,123	250,079
#	Fresh Del Monte Produce, Inc.	1,477,702	49,488,240
#*	Hain Celestial Group, Inc.	32,109	1,440,731
#*	Hostess Brands, Inc.	2,975,460	56,265,949
#»††	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	364,986	25,253,381
	Ingredion, Inc.	525,089	50,004,225
*	Landec Corp.	505,805	4,916,425
*	Lifevantage Corp.	15,709	107,607
#	Limoneira Co.	80,802	1,303,336
	Mannatech, Inc.	723	29,412
#	MGP Ingredients, Inc.	15,147	972,589
*	Natural Alternatives International, Inc.	175,612	2,212,711
#	Natural Grocers by Vitamin Cottage, Inc.	296,192	3,607,619
	Nature’s Sunshine Products, Inc.	13,716	216,576
	Nu Skin Enterprises, Inc., Class A	88,132	3,538,500
#	Ocean Bio-Chem, Inc.	6,071	61,985
	Oil-Dri Corp. of America	89,664	3,122,100
*	Performance Food Group Co.	9,765	441,671
*	Pilgrim’s Pride Corp.	494,751	13,932,188
*	Post Holdings, Inc.	173,864	17,643,719
	PriceSmart, Inc.	5,890	423,786
	Sanderson Farms, Inc.	139,100	26,352,495
	Seaboard Corp.	16,795	64,661,086
*	Seneca Foods Corp., Class A	194,825	10,058,815
*	Seneca Foods Corp., Class B	24,020	1,232,226
*	Simply Good Foods Co.	88,496	3,508,866
	SpartanNash Co.	864,182	19,997,171
	Spectrum Brands Holdings, Inc.	436,780	40,948,125
#*	Sprouts Farmers Market, Inc.	100,852	2,232,863
#*	TreeHouse Foods, Inc.	84,053	3,037,675
*	United Natural Foods, Inc.	1,221,520	53,001,753
#	Universal Corp.	625,973	29,420,731
#	Village Super Market, Inc., Class A	206,503	4,598,822
#	Weis Markets, Inc.	661,327	37,239,323
#*	Willamette Valley Vineyards, Inc.	8,826	132,390

TOTAL CONSUMER STAPLES			684,674,037

ENERGY — (8.6%)
	Adams Resources & Energy, Inc.	109,663	3,218,609
#*	Alto Ingredients, Inc.	255,471	1,359,106
#	Antero Midstream Corp.	3,297,192	35,082,123
*	Antero Resources Corp.	4,567,877	90,763,716
	Archrock, Inc.	3,080,051	25,225,618

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Ardmore Shipping Corp.	490,485	$1,947,225
	Berry Corp.	101,251	973,022
	Brigham Minerals, Inc., Class A	57,304	1,328,307
*	Bristow Group, Inc.	63,981	2,213,743
	Cabot Oil & Gas Corp.	121,929	2,599,526
#*	Callon Petroleum Co.	109,645	5,671,936
#*	Centennial Resource Development, Inc., Class A	177,936	1,281,139
*	ChampionX Corp.	750,689	19,690,572
#	Chesapeake Energy Corp.	761,911	48,564,207
	Civitas Resources, Inc.	513,415	28,823,118
#*	CNX Resources Corp.	5,047,811	73,748,519
*	Comstock Resources, Inc.	1,567,577	15,471,985
#*	CONSOL Energy, Inc.	622,277	17,118,840
#	CVR Energy, Inc.	36,712	703,769
#*	Dawson Geophysical Co.	199,608	463,091
*	Delek U.S. Holdings, Inc.	501,636	9,756,820
*	Denbury, Inc.	131,184	11,106,037
#	DHT Holdings, Inc.	3,530,006	22,980,339
#*	DMC Global, Inc.	24,556	1,025,950
#	Dorian LPG Ltd.	778,615	9,436,814
*	Dril-Quip, Inc.	400,636	9,438,984
*	DTE Midstream LLC	64,102	3,074,332
*	Earthstone Energy, Inc., Class A	195,134	1,980,610
	EnLink Midstream LLC	1,549,171	12,160,992
*	EQT Corp.	3,143,205	62,581,212
	Equitrans Midstream Corp.	2,244,589	23,141,713
	Evolution Petroleum Corp.	709	4,211
#*	Exterran Corp.	494,950	2,118,386
*	Geospace Technologies Corp.	98,156	933,464
#*	Goodrich Petroleum Corp.	15,035	307,015
#*	Green Plains, Inc.	786,231	29,837,466
#*	Hallador Energy Co.	13,280	42,894
#*	Helix Energy Solutions Group, Inc.	1,833,430	6,930,365
	Helmerich & Payne, Inc.	904,375	28,071,800
	HollyFrontier Corp.	1,625,007	54,925,237
#	International Seaways, Inc.	353,406	6,202,275
*	Kosmos Energy Ltd.	1,416,795	5,100,462
#*	Liberty Oilfield Services, Inc., Class A	355,357	4,591,212
	Matador Resources Co.	2,409,586	100,841,174
*	Mexco Energy Corp.	16,960	203,011
#	Murphy Oil Corp.	3,053,226	84,971,280
#*	Nabors Industries Ltd.	4,883	500,507
	NACCO Industries, Inc., Class A	145,129	4,504,804
#*	National Energy Services Reunited Corp.	95,643	1,119,023
#*	Natural Gas Services Group, Inc.	289,756	3,294,526
*	Newpark Resources, Inc.	854,330	2,904,722
*	NexTier Oilfield Solutions, Inc.	385,052	1,717,332
*	NOV, Inc.	2,268,492	31,804,258
	Oasis Petroleum, Inc.	27,403	3,304,802
*	Oceaneering International, Inc.	768,046	10,445,426
#*	Oil States International, Inc.	401,249	2,431,569
#*	Overseas Shipholding Group, Inc., Class A	1,095,582	2,180,208
	Patterson-UTI Energy, Inc.	1,984,197	16,984,726
#*	PBF Energy, Inc., Class A	815,764	11,918,312
	PDC Energy, Inc.	2,193,557	114,744,967
#*	Peabody Energy Corp.	1,303,883	15,503,169
*	Penn Virginia Corp., Class A	136,668	4,515,511
#	PHX Minerals, Inc.	14,103	42,873
*	ProPetro Holding Corp.	1,089,173	10,445,169

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Range Resources Corp.	1,630,059	$38,012,976
*	Renewable Energy Group, Inc.	503,379	32,216,256
*	REX American Resources Corp.	151,175	13,295,841
#*	RPC, Inc.	560,280	3,019,909
#*	SandRidge Energy, Inc.	151,692	1,941,658
#	Scorpio Tankers, Inc.	504,614	8,083,916
*	Select Energy Services, Inc., Class A	325,818	1,958,166
#	SFL Corp. Ltd.	1,340,858	10,606,187
*	SilverBow Resources, Inc.	75,355	2,079,798
#	Solaris Oilfield Infrastructure, Inc., Class A	181,865	1,380,355
#*	Talos Energy, Inc.	302,169	3,919,132
*	Technip Energies NV, ADR	106,187	1,626,785
*	TechnipFMC PLC	3,066,499	22,600,098
*	Teekay Corp.	15,905	56,304
#*	Teekay Tankers Ltd., Class A	318,735	4,424,042
*	Tidewater, Inc.	72,200	875,786
#*	Transocean Ltd.	5,323,805	18,793,032
#*	U.S. Silica Holdings, Inc.	589,214	5,703,591
*	VAALCO Energy, Inc.	29,334	91,815
#*	Weatherford International PLC	18,432	535,634
*	Whiting Petroleum Corp.	95,141	6,196,533
	World Fuel Services Corp.	1,771,237	54,075,866

TOTAL ENERGY			1,337,867,810

FINANCIALS — (27.6%)
#	1st Constitution Bancorp	67,199	1,597,992
#	1st Source Corp.	398,579	19,243,394
#	ACNB Corp.	20,712	574,758
	Allegiance Bancshares, Inc.	162,175	6,352,395
	Amalgamated Financial Corp.	16,169	296,863
*	Ambac Financial Group, Inc.	579,411	9,797,840
#*	Amerant Bancorp, Inc.	43,786	1,162,518
	American Equity Investment Life Holding Co.	2,519,259	80,288,784
	American National Bankshares, Inc.	24,125	895,037
	American National Group, Inc.	233,803	44,354,767
	Ameris Bancorp	216,349	11,334,524
	AmeriServ Financial, Inc.	362,390	1,445,936
	Ames National Corp.	21,914	541,714
	Argo Group International Holdings Ltd.	688,721	37,948,527
	Associated Banc-Corp.	3,382,534	75,362,857
#	Associated Capital Group, Inc., Class A	6,899	250,779
	Assured Guaranty Ltd.	1,050,977	58,413,302
#	Atlantic American Corp.	238,675	973,794
*	Atlantic Capital Bancshares, Inc.	50,352	1,385,184
	Atlantic Union Bankshares Corp.	1,542,871	55,342,783
*	Atlanticus Holdings Corp.	147,948	11,464,490
	Axis Capital Holdings Ltd.	402,418	20,953,905
	Banc of California, Inc.	729,441	14,829,536
*	Bancorp, Inc.	197,656	6,038,391
#	Bank of Marin Bancorp	99,796	3,803,226
	Bank of Princeton	2,359	71,431
	Bank OZK	2,184,460	97,579,828
	BankFinancial Corp.	357,401	4,070,797
	BankUnited, Inc.	1,088,049	44,131,267
	Bankwell Financial Group, Inc.	19,584	581,645
	Banner Corp.	682,976	39,448,694
	Bar Harbor Bankshares	121,398	3,605,521
*	Baycom Corp.	49,051	926,573
	BCB Bancorp, Inc.	205,410	3,105,799

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Berkshire Bancorp, Inc.	1,133	$12,803
	Berkshire Hills Bancorp, Inc.	749,730	20,355,169
*	Blucora, Inc.	1,089,253	17,994,460
	BNCCORP, Inc.	2,707	116,942
	BOK Financial Corp.	350,821	35,492,561
*	Brighthouse Financial, Inc.	550,518	27,652,519
*	Broadway Financial Corp.	2,300	6,854
	Brookline Bancorp, Inc.	1,160,406	18,624,516
	Bryn Mawr Bank Corp.	32,313	1,497,384
	Business First Bancshares, Inc.	12,106	322,988
	Byline Bancorp, Inc.	170,202	4,384,404
#	C&F Financial Corp.	52,342	2,678,340
	Cadence Bank	1,696,570	49,234,467
	California First Leasing Corp.	46,410	851,159
	Camden National Corp.	24,455	1,164,058
*	Cannae Holdings, Inc.	111,023	3,785,884
	Capital City Bank Group, Inc.	132,653	3,564,386
	Capitol Federal Financial, Inc.	176,690	2,143,250
	Capstar Financial Holdings, Inc.	41,914	920,851
	Cathay General Bancorp	331,568	13,988,854
#	CBTX, Inc.	12,295	334,424
*	CCUR Holdings, Inc.	53	325,950
	Central Valley Community Bancorp	145,320	3,099,676
	Chemung Financial Corp.	3,531	163,309
#	ChoiceOne Financial Services, Inc.	433	10,938
	CIT Group, Inc.	830,566	41,137,934
#	Citizens Community Bancorp, Inc.	43,882	596,795
	Civista Bancshares, Inc.	87,799	2,112,444
	CNB Financial Corp.	43,750	1,123,062
	CNO Financial Group, Inc.	1,951,147	47,100,689
#	Codorus Valley Bancorp, Inc.	92,526	2,025,394
#	Cohen & Co., Inc.	752	15,807
	Colony Bankcorp, Inc.	584	10,979
	Columbia Banking System, Inc.	396,266	13,524,559
	Community Bankers Trust Corp.	64,228	748,898
	Community Financial Corp.	10,200	388,824
	Community Trust Bancorp, Inc.	156,612	6,840,812
	Community West Bancshares	29,844	390,956
	ConnectOne Bancorp, Inc.	517,374	17,451,025
#*	Consumer Portfolio Services, Inc.	387,334	2,529,291
#	Cowen, Inc., Class A	400,819	15,122,901
*	CrossFirst Bankshares, Inc.	33,997	483,777
*	Customers Bancorp, Inc.	778,425	41,482,268
	CVB Financial Corp.	2,988	59,820
	Dime Community Bancshares, Inc.	449,382	16,033,950
	Donegal Group, Inc., Class A	350,199	4,990,336
	Donegal Group, Inc., Class B	54,141	784,503
*	Donnelley Financial Solutions, Inc.	26,149	1,002,030
	Eagle Bancorp Montana, Inc.	10,018	225,405
	Eagle Bancorp, Inc.	124,726	7,058,244
#*	Elevate Credit, Inc	40,088	137,502
	Employers Holdings, Inc.	654,960	25,281,456
#*	Encore Capital Group, Inc.	350,914	18,956,374
*	Enova International, Inc.	86,501	2,806,092
*	Enstar Group Ltd.	138,535	31,971,107
	Enterprise Bancorp, Inc.	5,227	194,183
	Enterprise Financial Services Corp.	15,700	738,214
	Equity Bancshares, Inc., Class A	97,886	3,275,266
	ESSA Bancorp, Inc.	182,988	2,973,555

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Essent Group Ltd.	87,856	$4,217,088
#	Evans Bancorp, Inc.	7,010	280,049
#*	EZCORP, Inc., Class A	897,409	6,694,671
#	Farmers & Merchants Bancorp, Inc.	4,631	117,535
#	Farmers National Banc Corp.	15,204	270,935
	FedNat Holding Co.	8,809	22,375
	Financial Institutions, Inc.	402,503	12,847,896
	First BanCorp.	5,960,073	81,354,996
#	First BanCorp.	61,118	2,959,334
	First Bancshares, Inc.	44,714	1,799,738
	First Bancshares, Inc.	16,525	262,747
	First Bank	116,366	1,750,145
	First Busey Corp.	439,759	11,209,457
	First Business Financial Services, Inc.	134,881	3,938,525
	First Commonwealth Financial Corp.	1,755,972	26,866,372
	First Community Bankshares, Inc.	144,747	4,692,698
	First Community Corp.	4,450	89,534
	First Financial Bancorp.	1,552,043	36,907,583
	First Financial Corp.	150,623	6,454,196
	First Financial Northwest, Inc.	260,772	4,302,738
	First Foundation, Inc.	52,190	1,388,776
#	First Hawaiian, Inc.	339,615	9,369,978
	First Horizon Corp.	175,843	2,984,056
	First Internet Bancorp	191,845	6,530,404
	First Interstate BancSystem, Inc., Class A	1,261	52,420
	First Merchants Corp.	278,721	11,589,219
	First Mid Bancshares, Inc.	37,334	1,608,349
	First Midwest Bancorp, Inc.	2,216,248	42,662,774
#	First Northwest Bancorp	128,045	2,311,212
	First of Long Island Corp.	56,013	1,127,542
#	First Savings Financial Group, Inc.	2,532	70,339
	First United Corp.	101,155	1,909,806
#*	First Western Financial, Inc.	1,554	45,097
	Flagstar Bancorp, Inc.	1,257,081	59,321,652
	Flushing Financial Corp.	683,459	16,416,685
	FNB Corp.	6,925,845	80,686,094
	Franklin Financial Services Corp.	628	20,410
	FS Bancorp, Inc.	28,196	971,634
	Fulton Financial Corp.	3,751,731	60,402,869
#*	FVCBankcorp, Inc.	2,462	50,471
*	Genworth Financial, Inc., Class A	1,285,794	5,284,613
	Global Indemnity Group LLC, Class A	214,487	5,274,235
	Great Southern Bancorp, Inc.	67,277	3,796,441
	Great Western Bancorp, Inc.	871,044	29,659,048
#*	Greenlight Capital Re Ltd., Class A	271,337	2,016,034
	Guaranty Federal Bancshares, Inc.	33,668	802,982
*	Hallmark Financial Services, Inc.	149,494	497,815
	Hancock Whitney Corp.	1,363,391	67,460,587
	Hanmi Financial Corp.	482,386	10,704,145
	HarborOne Bancorp, Inc.	138,250	1,986,652
	Harleysville Financial Corp.	431	10,797
	Hawthorn Bancshares, Inc.	46,048	1,103,771
	HBT Financial, Inc.	9,237	166,543
	Heartland Financial USA, Inc.	305,957	15,334,565
	Heritage Commerce Corp.	352,099	4,221,667
	Heritage Financial Corp.	98,618	2,449,671
	Heritage Insurance Holdings, Inc.	263,115	1,720,772
	Hilltop Holdings, Inc.	1,131,945	40,116,131
*	HMN Financial, Inc.	98,539	2,296,944

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	61,712	$2,576,476
	HomeStreet, Inc.	524,578	24,739,098
	HomeTrust Bancshares, Inc.	219,793	6,681,707
	Hope Bancorp, Inc.	2,590,676	37,797,963
	Horace Mann Educators Corp.	988,157	38,715,991
	Horizon Bancorp, Inc.	148,046	2,823,237
*	Howard Bancorp, Inc.	3,414	70,704
	Independent Bank Corp.	53,945	1,215,381
	Independent Bank Group, Inc.	725,560	52,450,732
	International Bancshares Corp.	1,375,918	58,338,923
#	Investar Holding Corp.	38,716	723,989
	Investors Bancorp, Inc.	3,352,710	51,296,463
#	Janus Henderson Group PLC	575,464	26,759,076
	Kearny Financial Corp.	2,098,485	28,161,669
	Kemper Corp.	674,646	42,826,528
#	Lakeland Bancorp, Inc.	717,215	12,895,526
	Landmark Bancorp, Inc.	48,181	1,379,904
	LCNB Corp.	122,066	2,081,225
	Level One Bancorp, Inc.	9,846	309,263
	Luther Burbank Corp.	134,460	1,951,015
	Macatawa Bank Corp.	25,972	218,165
#*	Magyar Bancorp, Inc.	43,711	494,371
#*	MainStreet Bancshares, Inc.	13,872	346,800
	Marlin Business Services Corp.	273,543	6,269,606
#*	MBIA, Inc.	382,996	5,951,758
	Mercantile Bank Corp.	359,807	12,366,567
	Meridian Bancorp, Inc.	291,682	6,767,022
	Meridian Corp.	13,304	401,781
*	Metropolitan Bank Holding Corp.	14,962	1,359,447
	MGIC Investment Corp.	2,538,768	41,026,491
#	Mid Penn Bancorp, Inc.	11,812	330,972
#	Middlefield Banc Corp.	30,600	765,000
	Midland States Bancorp, Inc.	223,165	5,726,414
#*»††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	143,628	4,502,738
*	Mr Cooper Group, Inc.	442,457	19,397,315
	MVB Financial Corp.	2,978	127,131
	National Bank Holdings Corp., Class A	105,569	4,578,528
#	National Bankshares, Inc.	6,732	250,767
	National Security Group, Inc.	11,290	114,368
	National Western Life Group, Inc., Class A	74,392	15,995,024
	Navient Corp.	4,388,793	86,459,222
	NBT Bancorp, Inc.	60,101	2,205,106
	Nelnet, Inc., Class A	809,963	66,927,243
	New York Community Bancorp, Inc.	6,143,979	76,369,659
*	Nicholas Financial, Inc.	180,077	2,142,916
*	Nicolet Bankshares, Inc.	41,335	2,971,573
*	NMI Holdings, Inc., Class A	8,447	205,093
#	Northeast Bank	95,562	3,163,102
	Northfield Bancorp, Inc.	1,033,881	18,144,612
	Northrim BanCorp, Inc.	176,192	7,826,449
	Northwest Bancshares, Inc.	2,072,921	28,606,310
	Norwood Financial Corp.	4,209	110,150
	OceanFirst Financial Corp.	799,065	17,715,271
#*	Ocwen Financial Corp.	29,066	912,963
	OFG Bancorp	1,255,646	32,521,231
#	Old National Bancorp	3,932,674	67,170,072
#	Old Second Bancorp, Inc.	54,646	739,907
	OP Bancorp	3,644	40,376

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Oppenheimer Holdings, Inc., Class A	147,693	$7,687,421
	Orrstown Financial Services, Inc.	66,673	1,580,817
	Pacific Premier Bancorp, Inc.	1,395,814	58,610,230
	PacWest Bancorp	528,444	25,085,237
	Parke Bancorp, Inc.	21,327	472,820
*	Patriot National Bancorp, Inc.	3,935	37,697
#	PCB Bancorp	16,821	358,287
	PCSB Financial Corp.	28,630	547,119
	Peapack-Gladstone Financial Corp.	275,399	9,239,636
	Penns Woods Bancorp, Inc.	33,495	797,181
	PennyMac Financial Services, Inc.	112,619	6,989,135
	Peoples Bancorp of North Carolina, Inc.	47,598	1,337,504
	Peoples Bancorp, Inc.	679,948	21,731,138
	Peoples Financial Services Corp.	18,325	838,918
	Pinnacle Financial Partners, Inc.	335,489	32,398,173
	Popular, Inc.	1,349,473	109,901,081
*	PRA Group, Inc.	77,849	3,338,165
	Premier Financial Corp.	540,336	17,225,912
	Primis Financial Corp.	245,106	3,713,356
	ProAssurance Corp.	243,842	5,586,420
#*	Professional Holding Corp., Class A	1,915	35,906
	Prosperity Bancshares, Inc.	238,212	17,939,746
	Provident Financial Holdings, Inc.	176,318	3,006,222
	Provident Financial Services, Inc.	1,829,078	45,287,971
	Prudential Bancorp, Inc.	36,416	545,876
	QCR Holdings, Inc.	52,999	2,922,365
	Radian Group, Inc.	1,732,289	41,349,738
	RBB Bancorp	125,777	3,228,696
#	Red River Bancshares, Inc.	449	23,519
	Regional Management Corp.	255,654	13,058,806
	RenaissanceRe Holdings Ltd.	90,499	12,832,758
	Renasant Corp.	1,189,007	44,480,752
#	Republic Bancorp, Inc., Class A	134,789	7,281,302
#*	Republic First Bancorp, Inc.	226,365	701,731
	Richmond Mutual BanCorp, Inc.	5,230	83,157
	Riverview Bancorp, Inc.	565,992	4,182,681
	S&T Bancorp, Inc.	245,797	7,511,556
	Safety Insurance Group, Inc.	8,106	635,591
	Salisbury Bancorp, Inc.	4,728	247,274
	Sandy Spring Bancorp, Inc.	677,853	32,170,903
	SB Financial Group, Inc.	54,405	1,017,373
*	Security National Financial Corp., Class A	41,003	362,056
#	Shore Bancshares, Inc.	185,688	3,431,514
	Sierra Bancorp	334,903	8,359,179
	Simmons First National Corp., Class A	2,173,998	64,980,800
*	SiriusPoint Ltd.	1,138,652	10,703,329
	SmartFinancial, Inc.	90,884	2,362,075
	South Plains Financial, Inc.	3,825	99,679
	South State Corp.	384,366	30,015,141
	Southern Missouri Bancorp, Inc.	4,812	261,773
	Spirit of Texas Bancshares, Inc.	29,629	720,874
	State Auto Financial Corp.	330,813	16,974,015
	Sterling Bancorp	4,201,566	106,929,855
	Stewart Information Services Corp.	43,080	3,066,004
	Summit Financial Group, Inc.	1,540	38,700
	Summit State Bank	10,197	177,938
	Synovus Financial Corp.	228,654	10,652,990
	Territorial Bancorp, Inc.	132,038	3,312,833
*	Texas Capital Bancshares, Inc.	675,708	40,947,905

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Timberland Bancorp, Inc.	136,338	$3,783,379
	Tiptree, Inc.	799,367	12,478,119
	Towne Bank	273,337	8,615,582
	TriCo Bancshares	41,714	1,828,325
*	TriState Capital Holdings, Inc.	86,618	2,602,871
*	Triumph Bancorp, Inc.	864	101,347
	TrustCo Bank Corp. NY	41,142	1,380,726
	Trustmark Corp.	812,512	25,846,007
	Umpqua Holdings Corp.	1,816,737	37,152,272
#*	Unico American Corp.	132,829	443,649
#	United Bancshares, Inc.	36,966	1,080,147
#	United Bankshares, Inc.	1,812,211	67,033,685
	United Fire Group, Inc.	432,297	8,831,828
#	United Security Bancshares	300,146	2,374,155
#	Unity Bancorp, Inc.	21,800	552,630
	Universal Insurance Holdings, Inc.	105,799	1,562,651
	Univest Financial Corp.	595,020	17,077,074
	Unum Group	2,345,106	59,729,850
	Valley National Bancorp	7,999,311	106,070,864
#	Voya Financial, Inc.	44,841	3,128,557
	Washington Federal, Inc.	2,068,461	73,140,781
	Waterstone Financial, Inc.	437,825	9,049,843
	WesBanco, Inc.	1,369,858	47,629,963
	Western New England Bancorp, Inc.	605,400	5,890,542
#	Westwood Holdings Group, Inc.	15,916	276,938
	White Mountains Insurance Group Ltd.	41,584	43,870,704
	Wintrust Financial Corp.	753,451	66,680,413
	WSFS Financial Corp.	393,124	20,367,754
	WVS Financial Corp.	1,740	27,092

TOTAL FINANCIALS			4,290,978,229

HEALTH CARE — (3.7%)
#*	Acadia Healthcare Co., Inc.	1,885,658	116,910,796
*	Addus HomeCare Corp.	7,387	690,685
#*	Allscripts Healthcare Solutions, Inc.	2,797,585	38,550,721
#*	American Shared Hospital Services	101,909	297,574
#*	Amphastar Pharmaceuticals, Inc.	75,057	1,402,065
#*	AnaptysBio, Inc.	10,866	357,491
*	AngioDynamics, Inc.	759,259	21,714,807
#*	ANI Pharmaceuticals, Inc.	67,110	2,508,572
#*	Anika Therapeutics, Inc.	121,759	5,071,262
*	Avanos Medical, Inc.	92,861	2,928,836
*	Brookdale Senior Living, Inc.	2,253,736	14,649,284
*	Computer Programs & Systems, Inc.	62,832	2,268,235
#*	Covetrus, Inc.	61,047	1,232,539
#»††	Curative Health Services, Inc.	347,123	0
*	Electromed, Inc.	16,834	184,837
#*	Enochian Biosciences, Inc.	9,992	93,125
#*	Envista Holdings Corp.	1,020,427	39,898,696
#*	Enzo Biochem, Inc.	106,121	365,056
*	Five Star Senior Living, Inc.	27,016	111,036
*	FONAR Corp.	113,856	1,821,696
*	Harvard Bioscience, Inc.	48,798	367,449
*	HealthStream, Inc.	82,791	2,203,069
#*	Innoviva, Inc.	102,285	1,784,873
*	Integer Holdings Corp.	571,925	51,484,689
#*	IntriCon Corp.	28,453	483,701
#*	Invacare Corp.	386,058	1,907,127
*	Kewaunee Scientific Corp.	68,448	876,134

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Lannett Co., Inc.	52,306	$142,795
*	LENSAR, Inc.	106,880	764,192
*	Ligand Pharmaceuticals, Inc.	5,115	746,483
*	Magellan Health, Inc.	487,257	46,206,581
*»††	MedCath Corp.	622,045	0
*	MEDNAX, Inc.	654,754	17,828,951
*	Meridian Bioscience, Inc.	104,818	1,971,627
#*	Minerva Neurosciences, Inc.	46,026	64,436
	National HealthCare Corp.	196,444	13,739,293
*	Natus Medical, Inc.	94,172	2,359,009
*	NextGen Healthcare, Inc.	181,280	2,983,869
#*	OraSure Technologies, Inc.	72,665	775,336
#»††	Orthodontic Centers of Americas, Inc.	492,841	0
*	Orthofix Medical, Inc.	194,899	7,012,466
	Owens & Minor, Inc.	186,867	6,704,788
#	Patterson Cos., Inc.	401,181	12,540,918
#*»††	PDL BioPharma, Inc.	1,226,353	3,176,254
	Perrigo Co. PLC	316,987	14,311,963
	Premier, Inc., Class A	616,007	23,993,473
*	Prestige Consumer Healthcare, Inc.	1,039,601	62,365,664
*	SunLink Health Systems, Inc.	18,426	44,222
*	Supernus Pharmaceuticals, Inc.	298,219	8,901,837
#*	Surface Oncology, Inc.	1,633	12,117
#*	Surgalign Holdings, Inc.	629,701	605,332
#*	Taro Pharmaceutical Industries Ltd.	98,968	5,499,652
#*	Triple-S Management Corp., Class B	672,874	23,745,724
#»††	U.S. Diagnostic, Inc.	20,800	0
*	Vanda Pharmaceuticals, Inc.	263,714	4,514,784
#*	Varex Imaging Corp.	237,169	6,367,988

TOTAL HEALTH CARE			577,544,109

INDUSTRIALS — (20.1%)
*	AAR Corp.	840,015	29,711,331
	ABM Industries, Inc.	1,339,186	58,937,576
	ACCO Brands Corp.	2,598,272	21,487,709
#	Acme United Corp.	14,073	520,701
	Acuity Brands, Inc.	86,496	17,768,873
#	ADT, Inc.	175,004	1,461,283
	Air Lease Corp.	2,099,726	84,094,026
*	Air Transport Services Group, Inc.	99,109	2,466,823
	Alamo Group, Inc.	10,078	1,523,794
#*	Alta Equipment Group, Inc.	751	10,837
	Altra Industrial Motion Corp.	188,222	9,815,777
*	American Woodmark Corp.	15,004	1,031,375
*	API Group Corp.	337,716	7,355,454
#	Apogee Enterprises, Inc.	221,387	9,282,757
	ARC Document Solutions, Inc.	146,002	442,386
#	ArcBest Corp.	674,783	60,629,253
	Arcosa, Inc.	260,681	13,485,028
	Argan, Inc.	14,368	592,824
#*	Armstrong Flooring, Inc.	54,557	154,942
	Astec Industries, Inc.	254,376	13,578,591
#*	Atlas Air Worldwide Holdings, Inc.	656,730	53,273,938
*	Avalon Holdings Corp., Class A	15,718	60,200
	AZZ, Inc.	240,657	12,786,106
	Barnes Group, Inc.	1,008,083	42,279,001
	Barrett Business Services, Inc.	466	38,212
*	Beacon Roofing Supply, Inc.	1,544,185	81,641,061
	BGSF, Inc.	53,587	644,652

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	BlueLinx Holdings, Inc.	8,271	$393,948
	Boise Cascade Co.	545,767	30,901,328
*	BrightView Holdings, Inc.	265,676	4,213,621
#*	Broadwind, Inc.	43,684	127,120
*	CACI International, Inc., Class A	183,249	52,709,742
	CAI International, Inc.	393,272	21,995,703
*	CBIZ, Inc.	1,242,227	45,602,153
*	CECO Environmental Corp.	510,062	3,509,227
#*	Chart Industries, Inc.	92,991	16,507,762
	Chicago Rivet & Machine Co.	28,288	760,947
#*	CIRCOR International, Inc.	75,404	2,152,030
*	Civeo Corp.	34,599	780,899
*	Colfax Corp.	1,821,986	94,050,917
	Columbus McKinnon Corp.	404,348	19,113,530
#	CompX International, Inc.	68,188	1,472,861
#*	Concrete Pumping Holdings, Inc.	43,711	375,915
	Costamare, Inc.	2,012,406	26,986,364
*	Covenant Logistics Group, Inc.	341,582	9,700,929
#*	CPI Aerostructures, Inc.	68,103	204,309
	CRA International, Inc.	196,424	21,571,284
	Curtiss-Wright Corp.	51,395	6,562,114
#*	DLH Holdings Corp.	19,090	290,550
*	Ducommun, Inc.	289,551	14,011,373
*	DXP Enterprises, Inc.	29,579	974,924
#*	Dycom Industries, Inc.	297,748	23,647,146
#*	Eagle Bulk Shipping, Inc.	31,985	1,376,954
#	Eastern Co.	114,479	2,750,930
*	Echo Global Logistics, Inc.	431,513	20,811,872
	Encore Wire Corp.	479,744	64,314,481
	EnerSys	104,456	8,360,658
#	Eneti, Inc.	28,715	406,892
	Ennis, Inc.	674,827	12,781,223
	EnPro Industries, Inc.	418,962	37,564,133
	ESCO Technologies, Inc.	260,719	22,046,399
	Flowserve Corp.	44,833	1,507,285
#*	Fluor Corp.	256,790	4,991,998
*	FTI Consulting, Inc.	129,872	18,691,178
*	Gates Industrial Corp. PLC	727,241	11,955,842
#	GATX Corp.	813,726	77,181,911
#	Genco Shipping & Trading Ltd.	265,769	4,563,254
*	Gencor Industries, Inc.	154,171	1,720,548
*	Gibraltar Industries, Inc.	152,151	9,914,159
*	GMS, Inc.	768,173	38,047,609
	Graham Corp.	27,666	351,635
#	Granite Construction, Inc.	458,799	17,030,619
*	Great Lakes Dredge & Dock Corp.	986,057	15,007,788
#	Greenbrier Cos., Inc.	785,709	32,229,783
	Griffon Corp.	992,085	26,280,332
*	Harsco Corp.	345,400	5,906,340
#*	Hawaiian Holdings, Inc.	192,312	3,721,237
	Heartland Express, Inc.	121,533	1,984,634
	Heidrick & Struggles International, Inc.	219,763	10,302,489
#	Herc Holdings, Inc.	70,040	12,750,082
*	Heritage-Crystal Clean, Inc.	210,801	7,308,471
	Herman Miller, Inc.	24,085	937,388
*	Hill International, Inc.	176,257	359,564
	Hillenbrand, Inc.	122,333	5,561,258
	HNI Corp.	88,347	3,304,178
*	Hub Group, Inc., Class A	742,096	58,306,483

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hudson Technologies, Inc.	5,058	$17,905
	Hurco Cos., Inc.	172,311	5,591,492
*	Huron Consulting Group, Inc.	68,481	3,435,007
	Hyster-Yale Materials Handling, Inc.	174,535	8,384,661
	ICF International, Inc.	427,063	42,915,561
*	IES Holdings, Inc.	18,070	900,790
	Insteel Industries, Inc.	111,072	4,517,298
	Interface, Inc.	215,932	3,100,784
*	JELD-WEN Holding, Inc.	273,553	7,498,088
#*	KAR Auction Services, Inc.	1,075,472	15,777,174
	Kelly Services, Inc., Class A	1,049,537	18,923,152
	Kennametal, Inc.	395,643	15,726,809
	Kimball International, Inc., Class B	106,540	1,158,090
*	Kirby Corp.	423,604	22,201,086
	Korn Ferry	857,296	66,191,824
*	Lawson Products, Inc.	51,299	2,600,859
*	LB Foster Co., Class A	138,545	2,207,022
*	Limbach Holdings, Inc.	69,284	487,067
*	LS Starrett Co., Class A	7,623	76,992
	LSI Industries, Inc.	121,588	904,615
#	Macquarie Infrastructure Holdings LLC	1,893,131	6,985,653
*	Manitowoc Co., Inc.	814,860	17,462,450
	ManpowerGroup, Inc.	377,054	36,442,269
	ManTech International Corp., Class A	554,733	47,829,079
	Marten Transport Ltd.	2,035,267	33,846,490
#*	MasTec, Inc.	264,998	23,619,272
*	Matrix Service Co.	285,492	2,920,583
#	Matson, Inc.	177,248	14,761,213
	Matthews International Corp., Class A	238,739	8,205,459
	Maxar Technologies, Inc.	404,360	10,735,758
#*	Mayville Engineering Co., Inc.	17,838	316,803
	McGrath RentCorp	279,733	20,179,939
*	Mercury Systems, Inc.	126,544	6,522,078
*	Meritor, Inc.	62,173	1,513,291
#*	Mesa Air Group, Inc.	150,510	1,134,845
	Miller Industries, Inc.	307,875	11,126,603
*	Mistras Group, Inc.	135,221	1,327,870
	Moog, Inc., Class A	142,982	10,799,430
*	MRC Global, Inc.	511,835	4,248,231
	Mueller Industries, Inc.	73,105	3,848,247
*	MYR Group, Inc.	326,798	33,382,416
	National Presto Industries, Inc.	16,171	1,344,619
	NL Industries, Inc.	823,549	4,751,878
*	NN, Inc.	653,691	3,261,918
#*	Northwest Pipe Co.	146,892	3,490,154
*	NOW, Inc.	275,291	1,987,601
*	NV5 Global, Inc.	6,886	717,039
	nVent Electric PLC	1,361,852	48,277,653
#*	Orion Group Holdings, Inc.	477,357	2,124,239
	Oshkosh Corp.	48,400	5,178,800
*	P&F Industries, Inc., Class A	17,337	113,384
#*	PAM Transportation Services, Inc.	203,500	12,580,370
#	Pangaea Logistics Solutions Ltd.	47,814	216,119
#	Park Aerospace Corp.	126,711	1,658,647
	Park-Ohio Holdings Corp.	234,342	5,464,855
*	Parsons Corp.	48,735	1,688,180
	Patriot Transportation Holding, Inc.	2,456	37,650
*	Perma-Pipe International Holdings, Inc.	181,198	1,549,243
*	PGT Innovations, Inc.	66,350	1,416,573

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Powell Industries, Inc.	180,656	$4,671,764
	Preformed Line Products Co.	86,823	6,025,516
	Primoris Services Corp.	142,159	3,831,185
*	Quad/Graphics, Inc.	686,334	2,704,156
	Quanex Building Products Corp.	786,659	16,299,575
*	Quest Resource Holding Corp.	8,335	48,510
*	Radiant Logistics, Inc.	541,114	3,641,697
*	RCM Technologies, Inc.	95,149	568,040
	Regal Beloit Corp.	719,179	109,552,537
*	Resideo Technologies, Inc.	1,224,588	30,198,340
	Resources Connection, Inc.	709,928	12,359,847
#	REV Group, Inc.	671,318	10,143,615
	Rush Enterprises, Inc., Class A	956,734	49,826,707
	Rush Enterprises, Inc., Class B	438,171	22,657,822
	Ryder System, Inc.	125,855	10,691,382
	Schneider National, Inc., Class B	567,227	14,146,641
#*	Servotronics, Inc.	15,025	169,933
*	SIFCO Industries, Inc.	49,091	376,528
*	SkyWest, Inc.	1,215,869	52,318,843
#*	Spirit Airlines, Inc.	551,672	12,054,033
	SPX FLOW, Inc.	331,722	24,782,951
	Standex International Corp.	84,931	9,450,272
	Steelcase, Inc., Class A	622,273	7,405,049
*	Sterling Construction Co., Inc.	117,500	2,824,700
*	Team, Inc.	167,786	406,042
#	Tecnoglass, Inc.	23,667	683,503
	Terex Corp.	281,453	12,609,094
*	Textainer Group Holdings Ltd.	1,043,242	40,988,978
*	Thermon Group Holdings, Inc.	243,981	4,215,992
	Timken Co.	299,464	21,246,971
*	Titan International, Inc.	120,500	870,010
*	Titan Machinery, Inc.	577,534	16,413,516
#	Trinity Industries, Inc.	1,954,588	54,826,193
	Triton International Ltd.	1,513,495	94,124,254
*	TrueBlue, Inc.	597,193	16,631,825
*	Tutor Perini Corp.	593,711	8,086,344
#*	Twin Disc, Inc.	30,268	411,039
*	U.S. Ecology, Inc.	84,332	2,714,647
#*	U.S. Xpress Enterprises, Inc., Class A	114,173	864,290
	UFP Industries, Inc.	534,264	43,718,823
*	Ultralife Corp.	326,422	2,043,402
	UniFirst Corp.	100,456	19,886,270
*	Univar Solutions, Inc.	1,805,827	46,193,055
	Universal Logistics Holdings, Inc.	7,702	162,358
#*	USA Truck, Inc.	161,535	3,112,779
*	Vectrus, Inc.	82,822	4,011,069
*	Veritiv Corp.	346,564	37,175,920
*	Viad Corp.	198,741	8,818,138
*	Vidler Water Resouces, Inc.	137,268	1,696,632
*	Virco Mfg. Corp.	43,931	145,851
#	VSE Corp.	174,956	9,718,806
#	Wabash National Corp.	642,752	9,981,939
#	Werner Enterprises, Inc.	1,017,882	46,130,412
*	WESCO International, Inc.	828,286	107,312,734
#*	Willis Lease Finance Corp.	241,631	9,788,472
*	WillScot Mobile Mini Holdings Corp.	557,206	19,362,909

TOTAL INDUSTRIALS			3,130,805,900

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (7.1%)
	ADTRAN, Inc.	242,259	$4,476,946
#*	Alithya Group, Inc., Class A	306,754	846,641
	Alliance Data Systems Corp.	256,584	21,873,786
*	Alpha & Omega Semiconductor Ltd.	582,438	20,181,477
	Amkor Technology, Inc.	5,543,932	121,522,989
#*	Amtech Systems, Inc.	439,460	6,600,689
*	AstroNova, Inc.	177,600	2,930,400
*	Asure Software, Inc.	40,523	391,452
*	Aviat Networks, Inc.	8,510	243,386
	Avnet, Inc.	1,150,300	43,837,933
*	Aware, Inc.	643,548	2,265,289
*	Axcelis Technologies, Inc.	58,505	3,213,680
*	AXT, Inc.	797,898	6,518,827
#	Bel Fuse, Inc., Class A	13,312	198,548
	Bel Fuse, Inc., Class B	183,674	2,556,742
	Belden, Inc.	55,897	3,365,558
#	Benchmark Electronics, Inc.	912,861	21,278,790
	BK Technologies Corp.	6,153	18,151
*	BM Technologies, Inc.	103,976	929,545
#	Cass Information Systems, Inc.	51,774	2,122,216
*	Cohu, Inc.	393,038	12,592,938
#*	Computer Task Group, Inc.	32,485	252,084
#	Comtech Telecommunications Corp.	528,619	11,402,312
	Concentrix Corp.	182,704	32,462,847
*	Conduent, Inc.	688,748	4,649,049
*	CSP, Inc.	121,856	1,038,213
	CTS Corp.	177,153	6,310,190
*	Daktronics, Inc.	482,982	2,680,550
*	Digi International, Inc.	806,925	17,389,234
*	Diodes, Inc.	215,715	20,728,054
*	DSP Group, Inc.	76,022	1,670,203
#	Ebix, Inc.	9,970	327,116
#*	EMCORE Corp.	58,066	434,334
*	ePlus, Inc.	83,209	9,200,419
#*	Frequency Electronics, Inc.	203,441	2,032,376
*	GTY Technology Holdings, Inc.	29,385	223,326
*	Ichor Holdings Ltd.	10,562	461,771
#*	II-VI, Inc.	580,846	35,146,991
*	Immersion Corp.	3,867	30,897
	Information Services Group, Inc.	94,667	771,536
*	Insight Enterprises, Inc.	776,776	73,560,687
	InterDigital, Inc.	24,121	1,614,901
*	inTEST Corp.	5,922	65,557
#*	Intevac, Inc.	453,471	2,117,710
*	Key Tronic Corp.	362,302	2,336,848
*	Kimball Electronics, Inc.	770,390	22,148,712
*	Knowles Corp.	2,101,931	43,804,242
#	Kulicke & Soffa Industries, Inc.	593,342	33,820,494
*	KVH Industries, Inc.	124,308	1,275,400
	Methode Electronics, Inc.	243,774	10,255,572
#*	N-Able, Inc.	78,977	1,050,394
#*	NETGEAR, Inc.	191,336	5,516,217
*	NetScout Systems, Inc.	1,784,943	48,300,558
#*	NetSol Technologies, Inc.	41,721	188,579
*	Onto Innovation, Inc.	329,680	26,113,953
*	Optical Cable Corp.	128,552	496,211
#*	OSI Systems, Inc.	14,849	1,382,590
#	PC Connection, Inc.	700,790	32,271,379
	PC-Tel, Inc.	138,269	796,429

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Photronics, Inc.	1,178,861	$15,313,404
*	Plexus Corp.	476,682	41,623,872
#*	Powerfleet, Inc.	15,379	106,423
*	RF Industries Ltd.	48,062	365,752
*	Ribbon Communications, Inc.	313,248	1,713,467
	Richardson Electronics Ltd.	300,114	3,274,244
*	Sanmina Corp.	1,626,207	61,389,314
*	ScanSource, Inc.	568,196	20,330,053
#*	SecureWorks Corp., Class A	1,876	34,556
#*	SigmaTron International, Inc.	6,121	53,865
#»††	Silicon Graphics, Inc.	289,563	0
*	Smith Micro Software, Inc.	44,764	255,155
*	StarTek, Inc.	32,101	176,556
*	Stratasys Ltd.	511,141	16,121,387
*	Super Micro Computer, Inc.	317,283	11,228,645
#»††	Superior Telecom, Inc.	29,232	0
#*	Synchronoss Technologies, Inc.	210,927	556,847
	SYNNEX Corp.	99,094	10,404,870
	Taitron Components, Inc., Class A	7,394	29,946
*	TESSCO Technologies, Inc.	54,779	287,042
*	Trio-Tech International	50,761	228,424
#*	TTM Technologies, Inc.	2,517,822	33,335,963
*	Ultra Clean Holdings, Inc.	126,460	6,268,622
#*	Viasat, Inc.	561,565	33,519,815
	Vishay Intertechnology, Inc.	2,963,607	56,960,527
*	Vishay Precision Group, Inc.	283,507	9,664,754
	Xerox Holdings Corp.	2,005,138	35,691,456
	Xperi Holding Corp.	903,927	16,198,372

TOTAL INFORMATION TECHNOLOGY			1,107,427,249

MATERIALS — (8.5%)
#*	Advanced Emissions Solutions, Inc.	16,748	113,719
*	AdvanSix, Inc.	234,993	11,420,660
#*	AgroFresh Solutions, Inc.	198,965	403,899
	Alcoa Corp.	2,046,661	94,044,073
*	Allegheny Technologies, Inc.	654,046	10,530,141
#*	Alpha Metallurgical Resources, Inc.	63,514	3,924,530
*	American Biltrite, Inc.	25	5,138
	American Vanguard Corp.	805,434	12,548,662
*	Ampco-Pittsburgh Corp.	33,807	189,995
*	Arconic Corp.	250,902	7,381,537
#	Ashland Global Holdings, Inc.	459,709	44,136,661
	Avient Corp.	307,925	16,590,999
#	Carpenter Technology Corp.	1,175,878	36,311,113
#*	Clearwater Paper Corp.	86,147	3,603,529
#*	Coeur Mining, Inc.	412,788	2,612,948
	Commercial Metals Co.	2,751,164	88,532,458
#*	Core Molding Technologies, Inc.	198,382	2,182,202
#*	Domtar Corp.	1,314,136	71,738,684
	Ecovyst, Inc.	549,919	6,423,054
	Element Solutions, Inc.	5,898,922	133,964,519
#»††	Ferroglobe Representation & Warranty Insurance Trust	190,187	0
#*	Flexible Solutions International, Inc.	4,237	15,507
	Fortitude Gold Corp.	45,330	307,791
	Friedman Industries, Inc.	170,362	2,344,181
	FutureFuel Corp.	569,997	4,024,179
	Glatfelter Corp.	1,160,163	19,061,478
#	Gold Resource Corp.	271,515	499,588
	Greif, Inc., Class A	583,474	37,739,098

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc., Class B	18,601	$1,213,901
	Hawkins, Inc.	43,872	1,608,786
	Haynes International, Inc.	317,394	12,737,021
	HB Fuller Co.	398,129	28,072,076
	Hecla Mining Co.	10,361,004	59,886,603
	Huntsman Corp.	1,477,550	48,138,579
	Innospec, Inc.	78,666	7,127,926
*	Intrepid Potash, Inc.	123,836	6,032,052
#	Kaiser Aluminum Corp.	133,223	12,941,282
*	Koppers Holdings, Inc.	34,193	1,199,832
*	Kraton Corp.	807,517	36,863,151
	Kronos Worldwide, Inc.	270,759	3,527,990
	Materion Corp.	411,464	29,699,472
	Mercer International, Inc.	1,294,911	13,946,191
	Minerals Technologies, Inc.	512,994	36,391,794
#	Nexa Resources SA	348,913	2,948,315
	Olin Corp.	2,025,876	115,434,414
#	Olympic Steel, Inc.	250,428	6,754,043
*	Ramaco Resources, Inc.	1,645	30,581
#*	Rayonier Advanced Materials, Inc.	697,454	5,007,720
	Resolute Forest Products, Inc.	1,129,296	13,280,521
	Royal Gold, Inc.	59,145	5,856,538
	Ryerson Holding Corp.	18,319	482,889
	Schnitzer Steel Industries, Inc., Class A	677,811	36,466,232
#	Schweitzer-Mauduit International, Inc.	231,834	8,077,097
	Stepan Co.	33,524	4,023,550
*	Summit Materials, Inc., Class A	1,735,726	61,878,632
	SunCoke Energy, Inc.	1,670,805	12,063,212
*	Synalloy Corp.	47,971	542,072
#*	TimkenSteel Corp.	375,531	5,238,657
*	Trecora Resources	297,480	2,314,394
	Tredegar Corp.	688,481	8,303,081
*	TriMas Corp.	589,385	19,655,990
	Trinseo PLC	119,034	6,673,046
	Tronox Holdings PLC, Class A	1,245,414	29,043,054
#	U.S. Steel Corp.	1,061,645	28,016,812
*	UFP Technologies, Inc.	56,633	3,505,016
	United States Lime & Minerals, Inc.	3,711	458,234
*	Universal Stainless & Alloy Products, Inc.	143,469	1,360,086
*	Venator Materials PLC	10,770	32,418
	Verso Corp., Class A	772,955	17,066,846
	Warrior Met Coal, Inc.	360,717	8,646,387
*	Webco Industries, Inc.	7,572	1,060,080
#	Worthington Industries, Inc.	47,141	2,560,699

TOTAL MATERIALS			1,316,817,615

REAL ESTATE — (0.5%)
#	CTO Realty Growth, Inc.	8,520	456,757
*	Five Point Holdings LLC, Class A	54,750	402,960
*	Forestar Group, Inc.	27,235	532,989
*	FRP Holdings, Inc.	41,389	2,367,451
*	Howard Hughes Corp.	293,782	25,597,226
#	Indus Realty Trust, Inc.	22,050	1,536,885
	Kennedy-Wilson Holdings, Inc.	627,196	14,030,374
*	Marcus & Millichap, Inc.	129,770	6,112,167
	Newmark Group, Inc., Class A	48,109	715,862
	RE/MAX Holdings, Inc., Class A	118,020	3,754,216
#*	Realogy Holdings Corp.	1,205,238	20,874,722
#*	Stratus Properties, Inc.	111,357	3,795,047

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
* Tejon Ranch Co.	264,979	$4,825,268

TOTAL REAL ESTATE		85,001,924

UTILITIES — (0.6%)
Brookfield Renewable Corp., Class A	680,168	28,165,757
MDU Resources Group, Inc.	889,671	27,339,590
New Jersey Resources Corp.	513,833	19,428,026
# Ormat Technologies, Inc.	274,625	19,863,626

TOTAL UTILITIES		94,796,999

TOTAL COMMON STOCKS		15,035,776,130

PREFERRED STOCKS — (0.2%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	13,584	385,785

CONSUMER DISCRETIONARY — (0.1%)
# Qurate Retail, Inc., 8.000%	120,982	13,208,815

INDUSTRIALS — (0.1%)
# WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	330,260	10,370,164

TOTAL PREFERRED STOCKS		23,964,764

TOTAL INVESTMENT SECURITIES (Cost $9,275,017,958)		15,059,740,894

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 0.025%	89,706,022	89,706,022

SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	35,299,658	408,417,041

TOTAL INVESTMENTS — (100.0%) (Cost $9,773,072,564)		$15,557,863,957

As of October 31, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	358	12/17/21	$79,051,466	$82,286,300	$3,234,834

Total Futures Contracts			$79,051,466	$82,286,300	$3,234,834

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$384,397,696	—	$99,592	$384,497,288
Consumer Discretionary	2,024,719,089	$625,485	20,396	2,025,364,970

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$683,441,811	$1,232,226	—	$684,674,037
Energy	1,337,867,810	—	—	1,337,867,810
Financials	4,289,801,120	1,177,109	—	4,290,978,229
Health Care	574,367,855	—	$3,176,254	577,544,109
Industrials	3,130,805,900	—	—	3,130,805,900
Information Technology	1,107,427,249	—	—	1,107,427,249
Materials	1,315,757,535	1,060,080	—	1,316,817,615
Real Estate	85,001,924	—	—	85,001,924
Utilities	94,796,999	—	—	94,796,999
Preferred Stocks
Communication Services	385,785	—	—	385,785
Consumer Discretionary	13,208,815	—	—	13,208,815
Industrials	10,370,164	—	—	10,370,164
Temporary Cash Investments	89,706,022	—	—	89,706,022
Securities Lending Collateral	—	408,417,041	—	408,417,041
Futures Contracts**	3,234,834	—	—	3,234,834

TOTAL	$15,145,290,608	$412,511,941	$3,296,242^	$15,561,098,791

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (8.3%)
	Activision Blizzard, Inc.	346,005	$27,054,131
#*»††	Akazoo SA	1,631	0
*	Alphabet, Inc., Class A	150,300	445,026,276
*	Alphabet, Inc., Class C	144,137	427,425,301
*	Altice USA, Inc., Class A	273,714	4,461,538
#*	AMC Networks, Inc., Class A	90,944	3,618,662
*	Angi, Inc.	81,190	1,017,311
#*	Anterix, Inc.	27,014	1,731,597
	AT&T, Inc.	6,036,116	152,472,290
	ATN International, Inc.	36,219	1,477,011
*	Ballantyne Strong, Inc.	13,352	40,189
#*	Bandwidth, Inc., Class A	4,064	346,578
#*	Boston Omaha Corp., Class A	1,118	39,633
#	Cable One, Inc.	10,002	17,115,522
*	Cargurus, Inc.	51,420	1,724,627
*	Cars.com, Inc.	166,237	2,164,406
*	Charter Communications, Inc., Class A	107,733	72,707,924
#*	Cinemark Holdings, Inc.	214,252	4,027,938
	Cogent Communications Holdings, Inc.	72,658	5,564,876
	Comcast Corp., Class A	3,223,768	165,798,388
*	comScore, Inc.	94,727	370,383
*	Consolidated Communications Holdings, Inc.	169,647	1,255,388
*	Cumulus Media, Inc., Class A	19,789	245,779
	DallasNews Corp.	7,816	54,243
*	DHI Group, Inc.	775,296	3,643,891
#*	Discovery, Inc., Class A	189,203	4,434,918
*	Discovery, Inc., Class C	395,133	8,914,200
*	DISH Network Corp., Class A	313,721	12,884,521
*	EchoStar Corp., Class A	87,983	2,064,081
	Electronic Arts, Inc.	155,923	21,868,201
*	Emerald Holding, Inc.	55,592	225,148
*	Entercom Communications Corp.	111,349	359,657
	Entravision Communications Corp., Class A	146,505	1,167,645
	EW Scripps Co., Class A	154,031	2,864,977
*	Facebook, Inc., Class A	1,282,808	415,078,185
	Fox Corp., Class A	369,244	14,673,757
	Fox Corp., Class B	237,277	8,769,758
*	Gaia, Inc.	18,401	178,490
*	Gannett Co., Inc.	185,349	1,075,024
	Gray Television, Inc.	239,867	5,622,482
	Gray Television, Inc., Class A	600	13,434
*	Hemisphere Media Group, Inc.	38,900	429,845
*	IDT Corp., Class B	195,503	9,456,480
*	IMAX Corp.	108,763	2,050,183
	Interpublic Group of Cos., Inc.	701,952	25,670,385
*	Iridium Communications, Inc.	219,253	8,890,709
	John Wiley & Sons, Inc., Class A	83,774	4,538,038
	John Wiley & Sons, Inc., Class B	4,638	250,962
*	Liberty Broadband Corp., Class A	23,191	3,728,417
*	Liberty Broadband Corp., Class C	139,228	22,617,589
*	Liberty Latin America Ltd., Class A	7,870	94,597
*	Liberty Latin America Ltd., Class C	239,838	2,885,251
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	451,335
*	Liberty Media Corp.-Liberty Braves, Class B	239	9,064
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	1,478,837

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	$1,905,717
*	Liberty Media Corp.-Liberty Formula One, Class C	271,481	15,148,640
*	Liberty Media Corp.-Liberty SiriusXM, Class A	88,411	4,401,100
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	121,394
*	Liberty Media Corp.-Liberty SiriusXM, Class C	199,130	9,821,092
#*	Liberty TripAdvisor Holdings, Inc., Class A	72,015	222,526
*	Lions Gate Entertainment Corp., Class A	140,712	1,822,220
*	Lions Gate Entertainment Corp., Class B	229,850	2,601,902
*	Live Nation Entertainment, Inc.	139,583	14,118,820
#	Loral Space & Communications, Inc.	10,704	533,273
#	Lumen Technologies, Inc.	1,810,747	21,475,459
#*	Madison Square Garden Entertainment Corp.	44,882	3,162,835
*	Marchex, Inc., Class B	5,288	17,345
#*	Marcus Corp.	43,521	808,185
*	Match Group, Inc.	178,919	26,977,407
»††	Media General, Inc.	34,446	1,943
#*	Mediaco Holding, Inc., Class A	1,734	14,531
*	Meredith Corp.	74,936	4,364,273
	National CineMedia, Inc.	73,867	234,897
*	Netflix, Inc.	160,326	110,674,641
	New York Times Co., Class A	249,157	13,601,481
	News Corp., Class A	343,439	7,864,753
	News Corp., Class B	205,575	4,637,772
»††	NewStar Financial, Inc.	71,934	7,308
	Nexstar Media Group, Inc., Class A	111,393	16,701,152
	Omnicom Group, Inc.	307,642	20,944,267
*	Pinterest, Inc., Class A	88,608	3,955,461
*	QuinStreet, Inc.	75,323	1,054,522
*	Reading International, Inc., Class A	38,888	186,273
*	Roku, Inc.	19,578	5,969,332
	Saga Communications, Inc., Class A	1,544	34,215
	Scholastic Corp.	58,235	2,107,525
#*	Sciplay Corp., Class A	15,446	312,164
	Shenandoah Telecommunications Co.	130,070	3,595,135
#	Sirius XM Holdings, Inc.	1,183,277	7,206,157
*	Snap, Inc., Class A	155,041	8,152,056
	Spok Holdings, Inc.	52,509	540,318
*	Spotify Technology SA	32,069	9,280,769
*	Take-Two Interactive Software, Inc.	91,647	16,588,107
*	TechTarget, Inc.	43,756	4,126,628
	TEGNA, Inc.	472,548	9,290,294
	Telephone & Data Systems, Inc.	234,635	4,397,060
*	T-Mobile U.S., Inc.	581,565	66,897,422
*	Townsquare Media, Inc., Class A	28,652	381,645
#*	Travelzoo	58,147	596,588
*	TripAdvisor, Inc.	165,976	5,472,229
#*	TrueCar, Inc.	172,369	722,226
*	Twitter, Inc.	257,723	13,798,489
*	U.S. Cellular Corp.	67,294	2,057,178
*	Urban One, Inc.	144,888	1,024,358
	Verizon Communications, Inc.	4,556,038	241,424,454
#	ViacomCBS, Inc., Class A	15,306	595,863
	ViacomCBS, Inc., Class B	474,309	17,179,472
*	Walt Disney Co.	665,008	112,432,903
#	Warner Music Group Corp., Class A	10,591	524,149
#	World Wrestling Entertainment, Inc., Class A	60,142	3,674,075
*	Yelp, Inc.	114,687	4,430,359
#*	Zedge, Inc., Class B	7,377	85,057
#*	Ziff Davis, Inc.	100,702	12,917,046

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Zillow Group, Inc., Class A	47,959	$5,070,225
#*	Zillow Group, Inc., Class C	110,115	11,411,217
*	Zynga, Inc., Class A	1,400,125	10,332,922

TOTAL COMMUNICATION SERVICES			2,792,138,878

CONSUMER DISCRETIONARY — (12.5%)
*	1-800-Flowers.com, Inc., Class A	70,961	2,279,267
#*	2U, Inc.	53,977	1,594,481
	Aaron’s Co., Inc.	63,892	1,494,434
*	Abercrombie & Fitch Co., Class A	120,495	4,764,372
#	Acushnet Holdings Corp.	125,637	6,399,949
*	Adient PLC	176,612	7,350,591
*	Adtalem Global Education, Inc.	101,505	3,748,580
	Advance Auto Parts, Inc.	80,371	18,125,268
*	Amazon.com, Inc.	251,013	846,523,772
	AMCON Distributing Co.	377	50,032
*	American Axle & Manufacturing Holdings, Inc.	222,007	2,015,824
#	American Eagle Outfitters, Inc.	347,198	8,242,481
*	American Outdoor Brands, Inc.	41,033	934,732
*	American Public Education, Inc.	37,453	935,950
*	America’s Car-Mart, Inc.	16,995	2,030,733
*	Aptiv PLC	166,049	28,708,212
	Aramark	352,644	12,864,453
*	Ark Restaurants Corp.	3,088	49,408
*	Asbury Automotive Group, Inc.	41,573	8,136,252
*	Aspen Group, Inc.	17,519	83,215
	Autoliv, Inc.	158,853	15,384,913
*	AutoNation, Inc.	190,026	23,015,949
*	AutoZone, Inc.	17,318	30,909,859
#*	Bally’s Corp.	395	18,095
*	Barnes & Noble Education, Inc.	86,236	895,130
	Bassett Furniture Industries, Inc.	16,606	280,475
	Bath & Body Works, Inc.	155,937	10,773,687
*	BBQ Holdings, Inc.	5,587	73,748
*	Beazer Homes USA, Inc.	68,898	1,247,743
#*	Bed Bath & Beyond, Inc.	198,541	2,787,516
	Best Buy Co., Inc.	409,753	50,088,207
#	Big 5 Sporting Goods Corp.	233,681	5,650,407
	Big Lots, Inc.	89,654	3,967,189
*	Biglari Holdings, Inc., Class A	309	256,316
*	Biglari Holdings, Inc., Class B	3,890	646,635
#*	BJ’s Restaurants, Inc.	30,428	1,013,861
#*	Bloomin’ Brands, Inc.	95,931	2,074,028
*	Bluegreen Vacations Holding Corp.	9,703	248,494
*	Booking Holdings, Inc.	8,016	19,404,972
*	Boot Barn Holdings, Inc.	62,822	6,564,271
	BorgWarner, Inc.	493,093	22,223,702
#*	Boyd Gaming Corp.	37,566	2,395,959
*	Bright Horizons Family Solutions, Inc.	59,337	9,849,942
*	Brinker International, Inc.	57,654	2,419,162
	Brunswick Corp.	161,449	15,029,287
#	Buckle, Inc.	42,151	1,754,325
*	Build-A-Bear Workshop, Inc.	28,648	449,201
*	Burlington Stores, Inc.	18,537	5,121,588
*	Caesars Entertainment, Inc.	46,259	5,063,510
	Caleres, Inc.	72,949	1,682,204
#*	Callaway Golf Co.	176,537	4,775,326
#	Camping World Holdings, Inc., Class A	15,770	587,433
*	Capri Holdings Ltd.	222,503	11,846,060

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	CarMax, Inc.	228,460	$31,280,743
#*	Carnival Corp.	494,919	10,967,405
#*	CarParts.com, Inc.	22,016	335,304
	Carriage Services, Inc.	42,220	2,172,219
	Carrols Restaurant Group, Inc.	99,977	366,916
	Carter’s, Inc.	81,521	8,031,449
#*	Carvana Co.	12,126	3,676,361
	Cato Corp., Class A	41,230	726,885
*	Cavco Industries, Inc.	15,131	3,637,190
	Century Communities, Inc.	70,227	4,709,423
#*	Cheesecake Factory, Inc.	62,334	2,533,254
#*	Chegg, Inc.	80,595	4,790,567
#*	Chewy, Inc., Class A	32,568	2,468,654
#*	Chico’s FAS, Inc.	169,665	926,371
#*	Children’s Place, Inc.	23,576	1,954,215
*	Chipotle Mexican Grill, Inc.	14,496	25,788,819
#	Choice Hotels International, Inc.	82,968	11,666,960
	Churchill Downs, Inc.	35,650	8,199,500
*	Chuy’s Holdings, Inc.	35,308	1,029,581
*	Citi Trends, Inc.	37,585	2,907,576
	Clarus Corp.	50,937	1,404,842
	Columbia Sportswear Co.	114,260	11,864,758
*	Conn’s, Inc.	58,402	1,300,613
*	Container Store Group, Inc.	79,174	875,664
»††	Contra Zagg, Inc.	55,398	4,986
*	Cooper-Standard Holdings, Inc.	45,788	1,187,741
	Cracker Barrel Old Country Store, Inc.	43,104	5,740,160
*	Crocs, Inc.	80,663	13,023,041
	Crown Crafts, Inc.	10,832	80,157
	Culp, Inc.	23,254	307,650
	Dana, Inc.	268,545	5,959,014
	Darden Restaurants, Inc.	105,429	15,196,536
*	Dave & Buster’s Entertainment, Inc.	51,855	1,925,376
*	Deckers Outdoor Corp.	52,227	20,645,855
	Del Taco Restaurants, Inc.	243,130	2,027,704
*	Delta Apparel, Inc.	10,000	268,500
*	Denny’s Corp.	77,237	1,228,068
#*	Designer Brands, Inc., Class A	128,487	1,738,429
#	Dick’s Sporting Goods, Inc.	112,967	14,031,631
	Dillard’s, Inc., Class A	42,601	9,846,795
	Dollar General Corp.	178,169	39,467,997
*	Dollar Tree, Inc.	302,490	32,596,322
	Domino’s Pizza, Inc.	30,492	14,909,673
*	Dorman Products, Inc.	52,443	5,474,000
	DR Horton, Inc.	379,985	33,921,261
*	Duluth Holdings, Inc., Class B	5,670	81,251
	eBay, Inc.	764,329	58,639,321
	Educational Development Corp.	5,764	56,314
*	El Pollo Loco Holdings, Inc.	66,941	984,033
	Escalade, Inc.	25,241	472,259
	Ethan Allen Interiors, Inc.	46,997	1,090,800
*	Etsy, Inc.	81,324	20,387,114
*	Expedia Group, Inc.	37,825	6,218,808
*	Fiesta Restaurant Group, Inc.	56,297	593,370
*	Five Below, Inc.	84,265	16,625,484
*	Flanigan’s Enterprises, Inc.	1,100	32,175
	Flexsteel Industries, Inc.	14,862	416,136
*	Floor & Decor Holdings, Inc., Class A	130,186	17,694,881
	Foot Locker, Inc.	222,538	10,608,386

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ford Motor Co.	2,088,826	$35,677,148
*	Fossil Group, Inc.	94,331	1,114,992
*	Fox Factory Holding Corp.	64,549	10,389,162
*	frontdoor, Inc.	117,754	4,389,869
*	Full House Resorts, Inc.	1,684	16,756
*	Funko, Inc., Class A	32,785	537,346
#	Gap, Inc.	471,164	10,690,711
	Garmin Ltd.	184,653	26,516,171
*	General Motors Co.	1,491,750	81,195,952
*	Genesco, Inc.	31,488	1,907,858
	Gentex Corp.	466,737	16,517,822
*	Gentherm, Inc.	69,801	5,139,448
	Genuine Parts Co.	141,647	18,571,338
*	G-III Apparel Group Ltd.	91,035	2,609,063
*	Goodyear Tire & Rubber Co.	533,465	10,199,851
*	GoPro, Inc., Class A	44,031	379,107
	Graham Holdings Co., Class B	9,095	5,328,306
*	Grand Canyon Education, Inc.	80,578	6,422,067
*	Green Brick Partners, Inc.	14,320	373,036
	Group 1 Automotive, Inc.	40,577	7,295,745
	Guess?, Inc.	146,916	3,042,630
	H&R Block, Inc.	203,394	4,692,300
#	Hamilton Beach Brands Holding Co., Class A	21,074	316,110
	Hanesbrands, Inc.	700,239	11,932,073
	Harley-Davidson, Inc.	252,407	9,210,331
	Hasbro, Inc.	141,804	13,579,151
#	Haverty Furniture Cos., Inc.	39,090	1,121,883
	Haverty Furniture Cos., Inc., Class A	1,608	45,474
#*	Helen of Troy Ltd.	43,661	9,821,542
#	Hibbett, Inc.	36,630	2,836,627
#*	Hilton Grand Vacations, Inc.	134,862	6,780,861
*	Hilton Worldwide Holdings, Inc.	209,151	30,107,286
	Home Depot, Inc.	609,996	226,759,913
	Hooker Furniture Corp.	28,755	724,914
*	Horizon Global Corp.	29,949	222,222
*	Houghton Mifflin Harcourt Co.	160,062	2,271,280
*	Hyatt Hotels Corp., Class A	57,885	4,931,802
	Installed Building Products, Inc.	55,478	7,048,480
#*	International Game Technology PLC	58,460	1,723,985
#*	iRobot Corp.	48,149	4,016,590
	Jack in the Box, Inc.	33,995	3,363,805
	Johnson Outdoors, Inc., Class A	19,173	2,035,789
	KB Home	105,351	4,229,843
	Kohl’s Corp.	300,033	14,560,601
#	Kontoor Brands, Inc.	47,982	2,543,046
*	Koss Corp.	884	14,303
*	Lakeland Industries, Inc.	13,493	282,139
*	Lands’ End, Inc.	61,326	1,611,647
*	Las Vegas Sands Corp.	95,638	3,711,711
*	Laureate Education, Inc., Class A	64,944	1,124,830
*»††	Lazare Kaplan International, Inc.	1,600	225
	La-Z-Boy, Inc.	100,017	3,324,565
*	Lazydays Holdings, Inc.	2,974	62,722
	LCI Industries	54,831	7,656,601
	Lear Corp.	128,542	22,089,943
	Leggett & Platt, Inc.	268,693	12,588,267
	Lennar Corp., Class A	263,561	26,337,651
	Lennar Corp., Class B	21,010	1,724,501
#	Levi Strauss & Co., Class A	18,065	472,942

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LGI Homes, Inc.	48,714	$7,273,000
	Lifetime Brands, Inc.	37,101	629,233
*	Lincoln Educational Services Corp.	13,808	99,418
*	Liquidity Services, Inc.	77,445	1,709,986
	Lithia Motors, Inc., Class A	50,477	16,113,268
*	LKQ Corp.	348,471	19,193,783
#*	Lovesac Co.	6,714	523,759
	Lowe’s Cos., Inc.	439,929	102,864,199
#*	Luby’s, Inc.	18,924	94,998
*	Lululemon Athletica, Inc.	63,716	29,692,293
*	Lumber Liquidators Holdings, Inc.	46,392	838,767
*	M/I Homes, Inc.	45,749	2,619,588
	Macy’s, Inc.	609,715	16,139,156
*	Malibu Boats, Inc., Class A	51,858	3,661,693
	Marine Products Corp.	11,488	145,553
*	MarineMax, Inc.	66,514	3,444,760
*	Marriott International, Inc., Class A	201,616	32,262,592
	Marriott Vacations Worldwide Corp.	63,590	9,997,620
*	MasterCraft Boat Holdings, Inc.	51,077	1,367,842
#*	Mattel, Inc.	277,442	6,051,010
	McDonald’s Corp.	419,484	103,004,296
	MDC Holdings, Inc.	145,279	7,115,765
*	Meritage Homes Corp.	85,142	9,255,787
	MGM Resorts International	365,526	17,238,206
*	Modine Manufacturing Co.	102,280	1,125,080
*	Mohawk Industries, Inc.	69,893	12,385,739
*	Monarch Casino & Resort, Inc.	6,425	464,014
	Monro, Inc.	58,577	3,617,716
*	Motorcar Parts of America, Inc.	54,774	1,036,324
	Movado Group, Inc.	30,786	1,025,174
	Murphy USA, Inc.	72,103	11,749,184
	Nathan’s Famous, Inc.	8,747	546,688
#*	National Vision Holdings, Inc.	131,567	8,109,790
#*	Nautilus, Inc.	69,651	712,530
	Newell Brands, Inc.	634,860	14,531,945
	NIKE, Inc., Class B	832,505	139,269,761
	Nobility Homes, Inc.	1,105	34,255
*	Noodles & Co.	11,233	136,481
*	Nordstrom, Inc.	84,735	2,434,437
#*	Norwegian Cruise Line Holdings Ltd.	314,847	8,097,865
*	NVR, Inc.	4,300	21,047,640
*	ODP Corp.	107,714	4,664,016
#*	Ollie’s Bargain Outlet Holdings, Inc.	87,334	5,909,018
*	O’Reilly Automotive, Inc.	54,771	34,085,089
	Oxford Industries, Inc.	36,978	3,428,600
	Papa John’s International, Inc.	52,642	6,531,819
	Patrick Industries, Inc.	59,807	4,659,563
#*	Peloton Interactive, Inc., Class A	106,055	9,697,669
#*	Penn National Gaming, Inc.	120,323	8,615,127
	Penske Automotive Group, Inc.	160,308	17,000,663
*	Perdoceo Education Corp.	153,914	1,634,567
#	PetMed Express, Inc.	26,614	756,636
*	Planet Fitness, Inc., Class A	120,620	9,595,321
#*	PlayAGS, Inc.	13,971	123,224
#	Polaris, Inc.	118,376	13,607,321
	Pool Corp.	40,221	20,720,250
*	Potbelly Corp.	44,397	267,270
	PulteGroup, Inc.	520,054	25,004,196
#*	Purple Innovation, Inc.	19,782	381,793

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	PVH Corp.	106,998	$11,698,091
*	Quotient Technology, Inc.	127,255	819,522
	Qurate Retail, Inc., Class A	634,821	6,627,531
	Ralph Lauren Corp.	76,967	9,787,893
	RCI Hospitality Holdings, Inc.	8,400	569,520
#*	Red Robin Gourmet Burgers, Inc.	24,292	482,682
*	Red Rock Resorts, Inc., Class A	118,944	6,471,743
	Rent-A-Center, Inc.	133,011	7,084,166
*	Revolve Group, Inc.	17,035	1,278,306
#*	RH	22,319	14,722,282
	Rocky Brands, Inc.	7,436	405,634
	Ross Stores, Inc.	241,250	27,309,500
#*	Royal Caribbean Cruises Ltd.	181,804	15,349,712
*	Ruth’s Hospitality Group, Inc.	75,815	1,466,262
*	Sally Beauty Holdings, Inc.	142,075	2,168,064
*	Scientific Games Corp., Class A	132,363	10,595,658
*	SeaWorld Entertainment, Inc.	103,881	6,596,443
	Service Corp. International	231,886	15,881,872
*	Shake Shack, Inc., Class A	38,688	2,676,049
	Shoe Carnival, Inc.	61,692	2,089,508
	Shutterstock, Inc.	61,200	7,414,380
	Signet Jewelers Ltd.	98,427	8,777,720
*	Skechers USA, Inc., Class A	211,628	9,779,330
*	Skyline Champion Corp.	96,528	6,112,153
#*	Sleep Number Corp.	42,953	3,794,468
	Smith & Wesson Brands, Inc.	164,134	3,528,881
	Sonic Automotive, Inc., Class A	99,885	4,937,316
*	Sonos, Inc.	100,566	3,280,463
*	Sportsman’s Warehouse Holdings, Inc.	119,009	2,054,095
	Standard Motor Products, Inc.	50,632	2,425,273
	Starbucks Corp.	656,016	69,583,617
	Steven Madden Ltd.	145,902	6,580,180
#*	Stitch Fix, Inc., Class A	10,962	379,285
*	Stoneridge, Inc.	73,619	1,397,289
	Strategic Education, Inc.	35,908	2,449,285
*	Strattec Security Corp.	5,496	190,546
*	Stride, Inc.	90,178	3,201,319
	Superior Group of Cos., Inc.	33,980	883,140
*	Superior Industries International, Inc.	169,709	989,403
	Tapestry, Inc.	406,786	15,856,518
	Target Corp.	398,108	103,356,799
*	Taylor Morrison Home Corp.	279,322	8,527,701
	Tempur Sealy International, Inc.	278,108	12,367,463
*	Tenneco, Inc., Class A	80,858	1,072,986
*	Terminix Global Holdings, Inc.	191,779	7,763,214
*	Tesla, Inc.	209,330	233,193,620
	Texas Roadhouse, Inc.	111,420	9,895,210
#	Thor Industries, Inc.	68,353	6,969,272
	Tilly’s, Inc., Class A	42,253	586,472
	TJX Cos., Inc.	658,995	43,157,583
	Toll Brothers, Inc.	193,184	11,623,881
*	TopBuild Corp.	65,045	16,714,614
	Tractor Supply Co.	135,823	29,496,681
	Travel & Leisure Co.	123,903	6,732,889
*	TravelCenters of America, Inc.	13,556	730,804
*	Tri Pointe Homes, Inc.	275,412	6,662,216
#*	Tupperware Brands Corp.	64,678	1,438,439
*	Ulta Beauty, Inc.	66,345	24,372,499
#*	Under Armour, Inc., Class A	166,465	3,655,571

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Under Armour, Inc., Class C	224,900	$4,246,112
*	Unifi, Inc.	49,869	1,197,853
*	Unique Fabricating, Inc.	4,774	14,083
*	Universal Electronics, Inc.	29,638	1,220,493
*	Universal Technical Institute, Inc.	55,794	392,790
*	Urban Outfitters, Inc.	185,300	5,916,629
	Vail Resorts, Inc.	36,355	12,531,932
#*	Veoneer, Inc.	117,856	4,148,531
*	Vera Bradley, Inc.	83,961	823,657
	VF Corp.	226,837	16,531,881
*	Victoria’s Secret & Co.	51,979	2,623,380
#*	Vince Holding Corp.	4,110	39,662
*	Vista Outdoor, Inc.	129,974	5,438,112
*	Visteon Corp.	45,101	5,104,531
*	VOXX International Corp.	79,250	896,317
#*	Wayfair, Inc., Class A	52,381	13,048,107
	Wendy’s Co.	363,034	8,095,658
	Weyco Group, Inc.	18,839	429,906
	Whirlpool Corp.	130,168	27,443,319
#	Williams-Sonoma, Inc.	135,931	25,246,465
#	Wingstop, Inc.	48,813	8,418,778
	Winmark Corp.	6,666	1,551,978
#	Winnebago Industries, Inc.	54,473	3,687,277
	Wolverine World Wide, Inc.	130,812	4,339,034
#*	WW International, Inc.	104,000	1,805,440
	Wyndham Hotels & Resorts, Inc.	87,742	7,411,567
#*	Wynn Resorts Ltd.	69,330	6,225,834
#*	XPEL, Inc.	1,228	93,205
*	YETI Holdings, Inc.	44,637	4,389,156
	Yum! Brands, Inc.	172,941	21,607,249
*	Zovio, Inc.	66,789	114,877
*	Zumiez, Inc.	53,015	2,157,710

TOTAL CONSUMER DISCRETIONARY			4,213,667,903

CONSUMER STAPLES — (5.7%)
	Alico, Inc.	15,742	560,415
	Altria Group, Inc.	1,339,124	59,068,760
	Andersons, Inc.	66,984	2,281,475
	Archer-Daniels-Midland Co.	454,815	29,217,316
	B&G Foods, Inc.	143,133	4,213,836
*	BJ’s Wholesale Club Holdings, Inc.	162,243	9,481,481
#*	Boston Beer Co., Inc., Class A	15,005	7,389,662
*	Bridgford Foods Corp.	5,919	69,252
	Brown-Forman Corp., Class A	54,490	3,488,995
	Brown-Forman Corp., Class B	225,181	15,287,538
	Bunge Ltd.	249,126	23,079,033
	Calavo Growers, Inc.	27,081	1,088,656
	Cal-Maine Foods, Inc.	70,316	2,535,595
#	Campbell Soup Co.	407,511	16,280,064
	Casey’s General Stores, Inc.	71,921	13,775,748
#*	Celsius Holdings, Inc.	12,612	1,217,310
#*	Central Garden & Pet Co.	25,073	1,293,265
*	Central Garden & Pet Co., Class A	89,901	4,153,426
*	Chefs’ Warehouse, Inc.	66,165	2,307,174
	Church & Dwight Co., Inc.	236,332	20,645,964
	Clorox Co.	123,136	20,072,399
	Coca-Cola Co.	2,614,699	147,390,583
	Coca-Cola Consolidated, Inc.	13,839	5,554,975
*	Coffee Holding Co., Inc.	300	1,332

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Colgate-Palmolive Co.	471,504	$35,923,890
	Conagra Brands, Inc.	442,663	14,253,749
	Constellation Brands, Inc., Class A	90,757	19,677,025
	Costco Wholesale Corp.	266,821	131,153,194
*	Coty, Inc., Class A	1,007,252	8,541,497
*	Cyanotech Corp.	800	2,456
*	Darling Ingredients, Inc.	353,784	29,901,824
	Edgewell Personal Care Co.	89,379	3,127,371
*	elf Beauty, Inc.	83,578	2,700,405
#	Energizer Holdings, Inc.	73,168	2,668,437
	Estee Lauder Cos., Inc., Class A	152,094	49,328,647
*	Farmer Bros Co.	49,522	373,891
	Flowers Foods, Inc.	449,299	11,120,150
	Fresh Del Monte Produce, Inc.	105,829	3,544,213
*	Freshpet, Inc.	19,288	3,007,192
	General Mills, Inc.	493,735	30,512,823
#*	Grocery Outlet Holding Corp.	5,826	129,279
#*	Hain Celestial Group, Inc.	150,993	6,775,056
*	Herbalife Nutrition Ltd.	222,955	10,345,112
	Hershey Co.	123,243	21,610,660
#	Hormel Foods Corp.	431,000	18,239,920
*	Hostess Brands, Inc.	260,999	4,935,491
#	Ingles Markets, Inc., Class A	36,506	2,525,850
	Ingredion, Inc.	144,571	13,767,496
	Inter Parfums, Inc.	44,959	4,153,312
	J M Smucker Co.	125,275	15,391,286
#	J&J Snack Foods Corp.	24,949	3,681,225
	John B. Sanfilippo & Son, Inc.	19,022	1,607,359
	Kellogg Co.	371,183	22,753,518
	Keurig Dr Pepper, Inc.	326,838	11,795,583
	Kimberly-Clark Corp.	198,892	25,754,525
	Kraft Heinz Co.	354,517	12,723,615
	Kroger Co.	1,392,623	55,732,772
	Lamb Weston Holdings, Inc.	110,553	6,240,717
	Lancaster Colony Corp.	50,082	8,513,940
*	Landec Corp.	58,908	572,586
*	Lifevantage Corp.	11,327	77,590
#*	Lifeway Foods, Inc.	13,678	74,408
#	Limoneira Co.	35,823	577,825
	McCormick & Co., Inc.	234,446	18,809,603
	McCormick & Co., Inc.	8,596	698,339
	Medifast, Inc.	18,716	3,673,389
#	MGP Ingredients, Inc.	30,287	1,944,728
#	Molson Coors Beverage Co., Class A	1,162	67,518
#	Molson Coors Beverage Co., Class B	225,082	9,923,865
	Mondelez International, Inc., Class A	577,565	35,081,298
*	Monster Beverage Corp.	309,968	26,347,280
#	National Beverage Corp.	93,322	5,263,361
*	Natural Alternatives International, Inc.	9,699	122,207
	Natural Grocers by Vitamin Cottage, Inc.	54,081	658,707
#	Natural Health Trends Corp.	13,193	98,948
	Nature’s Sunshine Products, Inc.	34,510	544,913
	Nu Skin Enterprises, Inc., Class A	106,211	4,264,372
#	Ocean Bio-Chem, Inc.	3,050	31,141
	Oil-Dri Corp. of America	8,525	296,840
	PepsiCo, Inc.	1,155,131	186,669,170
*	Performance Food Group Co.	230,398	10,420,902
	Philip Morris International, Inc.	773,755	73,150,798
*	Pilgrim’s Pride Corp.	258,564	7,281,162

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Post Holdings, Inc.	162,366	$16,476,902
	PriceSmart, Inc.	52,835	3,801,478
	Procter & Gamble Co.	1,579,025	225,784,785
#*	Rite Aid Corp.	52,805	717,620
	Rocky Mountain Chocolate Factory, Inc.	5,266	45,867
#*	S&W Seed Co.	43,698	187,464
	Sanderson Farms, Inc.	36,031	6,826,073
	Seaboard Corp.	550	2,117,511
*	Seneca Foods Corp., Class A	18,887	975,136
*	Seneca Foods Corp., Class B	1,493	76,591
*	Simply Good Foods Co.	139,741	5,540,731
	SpartanNash Co.	87,356	2,021,418
	Spectrum Brands Holdings, Inc.	102,207	9,581,906
#*	Sprouts Farmers Market, Inc.	266,232	5,894,376
	Sysco Corp.	384,001	29,529,677
#	Tootsie Roll Industries, Inc.	36,754	1,163,264
*	TreeHouse Foods, Inc.	121,874	4,404,526
#	Turning Point Brands, Inc.	25,961	990,931
	Tyson Foods, Inc., Class A	298,074	23,836,978
*	U.S. Foods Holding Corp.	333,333	11,556,655
*	United Natural Foods, Inc.	129,013	5,597,874
	United-Guardian, Inc.	1,741	24,391
	Universal Corp.	53,407	2,510,129
*	USANA Health Sciences, Inc.	37,987	3,687,018
	Vector Group Ltd.	225,683	2,992,557
#*	Veru, Inc.	32,722	267,339
	Village Super Market, Inc., Class A	24,867	553,788
	Walgreens Boots Alliance, Inc.	550,030	25,862,411
	Walmart, Inc.	985,735	147,288,524
#	WD-40 Co.	16,771	3,807,017
#	Weis Markets, Inc.	54,171	3,050,369

TOTAL CONSUMER STAPLES			1,916,789,990

ENERGY — (3.2%)
	Adams Resources & Energy, Inc.	3,234	94,918
#*	Alto Ingredients, Inc.	52,100	277,172
#	Antero Midstream Corp.	100,046	1,064,489
*	Antero Resources Corp.	447,117	8,884,215
	APA Corp.	148,075	3,881,046
#*	Arch Resources, Inc.	29,655	2,700,977
	Archrock, Inc.	372,809	3,053,306
*	Ardmore Shipping Corp.	97,147	385,674
*	Aspen Aerogels, Inc.	34,067	1,855,289
	Baker Hughes Co.	537,224	13,473,578
	Berry Corp.	86,019	826,643
*	Bristow Group, Inc.	15,448	534,501
	Cabot Oil & Gas Corp.	1,424,119	30,362,217
	Cactus, Inc., Class A	57,555	2,503,643
*	California Resources Corp.	7,070	326,139
#*	Callon Petroleum Co.	641	33,159
#*	Centennial Resource Development, Inc., Class A	150,487	1,083,506
*	ChampionX Corp.	378,058	9,916,461
*	Cheniere Energy, Inc.	198,775	20,553,335
	Chesapeake Energy Corp.	21,262	1,355,240
	Chevron Corp.	958,805	109,773,584
	Civitas Resources, Inc.	42,832	2,404,588
#*	Clean Energy Fuels Corp.	381,633	3,518,656
#*	CNX Resources Corp.	489,062	7,145,196
	ConocoPhillips	1,187,831	88,481,531

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	CONSOL Energy, Inc.	57,969	$1,594,727
#*	Contango Oil & Gas Co.	16,600	68,558
#	Continental Resources, Inc.	277,636	13,551,413
	Core Laboratories NV	55,784	1,450,942
#	CVR Energy, Inc.	172,043	3,298,064
*	Dawson Geophysical Co.	152,859	354,633
*	Delek U.S. Holdings, Inc.	152,017	2,956,731
*	Denbury, Inc.	23,791	2,014,146
	Devon Energy Corp.	906,300	36,324,504
	DHT Holdings, Inc.	406,233	2,644,577
	Diamondback Energy, Inc.	103,942	11,141,543
*	DMC Global, Inc.	29,869	1,247,927
	Dorian LPG Ltd.	61,770	748,652
*	Dril-Quip, Inc.	71,096	1,675,022
*	DTE Midstream LLC	61,150	2,932,754
*	Earthstone Energy, Inc., Class A	53,052	538,478
	EnLink Midstream LLC	358,735	2,816,070
	EOG Resources, Inc.	510,424	47,193,803
*	Epsilon Energy Ltd.	60,463	328,314
*	EQT Corp.	397,989	7,923,961
	Equitrans Midstream Corp.	488,893	5,040,487
	Evolution Petroleum Corp.	88,922	528,197
*	Expro Group Holdings NV	72,998	1,251,916
*	Exterran Corp.	61,573	263,532
	Exxon Mobil Corp.	2,154,818	138,921,116
#*	Forum Energy Technologies, Inc.	11,503	258,933
*	Geospace Technologies Corp.	24,656	234,479
*	Goodrich Petroleum Corp.	25,923	529,348
#*	Green Plains, Inc.	76,618	2,907,653
*	Gulf Island Fabrication, Inc.	63,013	248,271
	Halliburton Co.	884,700	22,108,653
*	Helix Energy Solutions Group, Inc.	474,364	1,793,096
	Helmerich & Payne, Inc.	242,024	7,512,425
	Hess Corp.	302,315	24,962,150
	HollyFrontier Corp.	309,128	10,448,526
*	Independence Contract Drilling, Inc.	2,220	8,747
	International Seaways, Inc.	56,633	993,909
	Kinder Morgan, Inc.	1,106,475	18,533,456
*	Kosmos Energy Ltd.	156,646	563,926
*	Laredo Petroleum, Inc.	17,438	1,314,825
#*	Liberty Oilfield Services, Inc., Class A	112,070	1,447,944
#	Magnolia Oil & Gas Corp., Class A	77,440	1,616,947
#*	Mammoth Energy Services, Inc.	26,686	91,533
	Marathon Oil Corp.	1,195,032	19,502,922
	Marathon Petroleum Corp.	528,844	34,866,685
	Matador Resources Co.	212,733	8,902,876
*	MIND Technology, Inc.	56,141	95,440
	Murphy Oil Corp.	319,973	8,904,849
#*	Nabors Industries Ltd.	19,615	2,010,538
	NACCO Industries, Inc., Class A	13,931	432,418
*	Natural Gas Services Group, Inc.	25,016	284,432
*	Newpark Resources, Inc.	166,702	566,787
*	NexTier Oilfield Solutions, Inc.	368,639	1,644,130
#	Nordic American Tankers Ltd.	66,157	155,469
*	NOV, Inc.	517,227	7,251,523
	Oasis Petroleum, Inc.	469	56,561
	Occidental Petroleum Corp.	1,199,706	40,226,142
*	Oceaneering International, Inc.	188,125	2,558,500
*	Oil States International, Inc.	113,375	687,053

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	ONEOK, Inc.	387,506	$24,653,132
*	Overseas Shipholding Group, Inc., Class A	168,614	335,542
	Ovintiv, Inc.	3,593	134,809
*	Par Pacific Holdings, Inc.	138,110	2,135,181
	Patterson-UTI Energy, Inc.	417,745	3,575,897
*	PBF Energy, Inc., Class A	217,830	3,182,496
	PDC Energy, Inc.	222,032	11,614,494
*	Peabody Energy Corp.	182,697	2,172,267
*	Penn Virginia Corp., Class A	28,158	930,340
	Phillips 66	302,239	22,601,432
#	PHX Minerals, Inc.	28,869	87,762
	Pioneer Natural Resources Co.	212,870	39,802,433
#*	PrimeEnergy Resources Corp.	2,614	180,052
*	ProPetro Holding Corp.	182,468	1,749,868
*	Range Resources Corp.	500,971	11,682,644
*	Ranger Energy Services, Inc.	10,562	105,092
*	Renewable Energy Group, Inc.	98,363	6,295,232
*	REX American Resources Corp.	11,500	1,011,425
#*	RPC, Inc.	299,380	1,613,658
*	SandRidge Energy, Inc.	36,068	461,670
	Schlumberger NV	909,646	29,345,180
	Scorpio Tankers, Inc.	111,229	1,781,889
*	SEACOR Marine Holdings, Inc.	63,811	284,597
*	Select Energy Services, Inc., Class A	202,993	1,219,988
	SFL Corp. Ltd.	257,092	2,033,598
*	SilverBow Resources, Inc.	16,003	441,683
	SM Energy Co.	39,479	1,354,919
#*	Smart Sand, Inc.	48,900	111,492
	Solaris Oilfield Infrastructure, Inc., Class A	67,049	508,902
#*	Southwestern Energy Co.	1,497,049	7,305,599
*	Talos Energy, Inc.	153,139	1,986,213
	Targa Resources Corp.	325,362	17,787,541
*	Technip Energies NV, ADR	58,847	901,536
*	TechnipFMC PLC	433,108	3,192,006
#*	Teekay Tankers Ltd., Class A	66,722	926,101
*	TETRA Technologies, Inc.	142,621	460,666
	Texas Pacific Land Corp.	36	45,852
*	Tidewater, Inc.	74,980	909,507
*	U.S. Silica Holdings, Inc.	137,265	1,328,725
	Valero Energy Corp.	343,771	26,583,811
#*	W&T Offshore, Inc.	192,868	792,687
*	Whiting Petroleum Corp.	13,984	910,778
	Williams Cos., Inc.	907,838	25,501,169
	World Fuel Services Corp.	143,519	4,381,635

TOTAL ENERGY			1,089,441,776

FINANCIALS — (14.0%)
	1st Constitution Bancorp	16,553	393,630
	1st Source Corp.	58,116	2,805,840
	ACNB Corp.	13,445	373,099
	Affiliated Managers Group, Inc.	70,504	11,836,212
*	Affinity Bancshares, Inc.	6,685	96,933
	Aflac, Inc.	483,741	25,962,379
*	Alleghany Corp.	13,754	8,959,081
	Allegiance Bancshares, Inc.	41,667	1,632,096
	Allstate Corp.	400,352	49,511,532
	Ally Financial, Inc.	560,294	26,748,436
	A-Mark Precious Metals, Inc.	14,596	1,094,554
*	Ambac Financial Group, Inc.	33,328	563,576

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	American Equity Investment Life Holding Co.	166,321	$5,300,650
	American Express Co.	450,551	78,296,753
	American Financial Group, Inc.	121,739	16,561,374
	American International Group, Inc.	462,656	27,338,343
	American National Bankshares, Inc.	22,485	834,193
	American National Group, Inc.	27,596	5,235,237
	Ameriprise Financial, Inc.	118,421	35,778,537
	Ameris Bancorp	126,400	6,622,096
	AMERISAFE, Inc.	36,226	2,147,840
	AmeriServ Financial, Inc.	8,436	33,660
	Ames National Corp.	17,858	441,450
	Aon PLC, Class A	192,139	61,469,109
*	Arch Capital Group Ltd.	400,242	16,738,120
	Ares Management Corp., Class A	94,871	8,039,369
	Argo Group International Holdings Ltd.	73,902	4,072,000
	Arrow Financial Corp.	32,298	1,157,883
	Arthur J Gallagher & Co.	183,888	30,832,501
	Artisan Partners Asset Management, Inc., Class A	79,042	3,915,741
	Associated Banc-Corp.	267,037	5,949,584
	Associated Capital Group, Inc., Class A	5,637	204,905
	Assurant, Inc.	89,837	14,491,606
	Assured Guaranty Ltd.	183,265	10,185,869
*	Athene Holding Ltd., Class A	263,349	22,913,996
	Atlantic American Corp.	2,737	11,167
*	Atlantic Capital Bancshares, Inc.	46,459	1,278,087
	Atlantic Union Bankshares Corp.	143,174	5,135,651
*	Atlanticus Holdings Corp.	16,795	1,301,445
	Auburn National BanCorp, Inc.	1,203	40,685
	Axis Capital Holdings Ltd.	137,209	7,144,473
*	Axos Financial, Inc.	117,359	6,220,027
	Banc of California, Inc.	126,233	2,566,317
	BancFirst Corp.	60,430	3,928,554
*	Bancorp, Inc.	140,123	4,280,758
	Bank of America Corp.	3,912,477	186,938,151
	Bank of Hawaii Corp.	69,691	5,888,889
	Bank of Marin Bancorp	28,828	1,098,635
	Bank of New York Mellon Corp.	490,943	29,063,826
	Bank of NT Butterfield & Son Ltd.	113,250	4,065,675
	Bank of Princeton	9,863	298,652
#	Bank of South Carolina Corp.	5,861	117,279
	Bank of the James Financial Group, Inc.	3,363	52,463
	Bank OZK	225,356	10,066,653
	BankFinancial Corp.	29,449	335,424
	BankUnited, Inc.	168,075	6,817,122
	Bankwell Financial Group, Inc.	8,501	252,480
	Banner Corp.	63,952	3,693,868
	Bar Harbor Bankshares	22,343	663,587
*	Baycom Corp.	2,513	47,471
	BCB Bancorp, Inc.	29,823	450,924
*	Berkshire Hathaway, Inc., Class B	954,456	273,938,417
	Berkshire Hills Bancorp, Inc.	93,583	2,540,778
	BGC Partners, Inc., Class A	582,851	3,129,910
	BlackRock, Inc.	61,690	58,202,047
	Blackstone, Inc.	312,752	43,291,132
*	Blucora, Inc.	54,213	895,599
	BOK Financial Corp.	97,679	9,882,184
*	Bridgewater Bancshares, Inc.	13,739	248,539
*	Brighthouse Financial, Inc.	138,514	6,957,558
	BrightSphere Investment Group, Inc.	134,503	4,032,400

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Brookline Bancorp, Inc.	159,949	$2,567,181
	Brown & Brown, Inc.	289,297	18,257,534
	Bryn Mawr Bank Corp.	39,959	1,851,700
	C&F Financial Corp.	6,412	328,102
	Cadence Bank	318,171	9,233,317
#	Cambridge Bancorp	2,265	207,950
	Camden National Corp.	32,220	1,533,672
*	Cannae Holdings, Inc.	160,164	5,461,592
	Capital City Bank Group, Inc.	34,427	925,053
	Capital One Financial Corp.	372,397	56,243,119
	Capitol Federal Financial, Inc.	311,084	3,773,449
	Capstar Financial Holdings, Inc.	35,598	782,088
	Cathay General Bancorp	134,527	5,675,694
	Cboe Global Markets, Inc.	101,332	13,369,744
	CBTX, Inc.	12,697	345,358
*	CCUR Holdings, Inc.	1	6,150
	Central Pacific Financial Corp.	39,971	1,098,803
	Central Valley Community Bancorp	13,713	292,498
	Century Bancorp, Inc., Class A	7,876	906,921
	CF Bankshares, Inc.	2,535	50,954
	Charles Schwab Corp.	583,876	47,895,348
	Chemung Financial Corp.	9,008	416,620
	Chubb Ltd.	227,406	44,430,584
	Cincinnati Financial Corp.	131,496	15,968,874
	CIT Group, Inc.	179,287	8,880,085
	Citigroup, Inc.	1,060,314	73,331,316
	Citizens & Northern Corp.	13,301	339,309
	Citizens Community Bancorp, Inc.	18,370	249,832
	Citizens Financial Group, Inc.	363,663	17,230,353
	Citizens Holding Co.	1,272	22,909
#*	Citizens, Inc.	39,312	253,169
	City Holding Co.	29,158	2,320,394
	Civista Bancshares, Inc.	27,140	652,988
	CME Group, Inc.	135,048	29,784,836
	CNA Financial Corp.	46,149	2,070,244
	CNB Financial Corp.	32,003	821,517
	CNO Financial Group, Inc.	184,317	4,449,412
*	Coastal Financial Corp.	3,622	137,817
	Codorus Valley Bancorp, Inc.	17,121	374,779
	Cohen & Steers, Inc.	88,782	8,424,524
	Colony Bankcorp, Inc.	13,348	250,942
	Columbia Banking System, Inc.	142,519	4,864,173
	Comerica, Inc.	198,601	16,898,959
	Commerce Bancshares, Inc.	192,658	13,584,316
	Community Bank System, Inc.	115,603	8,285,267
	Community Bankers Trust Corp.	39,875	464,942
	Community Financial Corp.	9,835	374,910
	Community Trust Bancorp, Inc.	39,856	1,740,910
#	Community West Bancshares	9,137	119,695
	ConnectOne Bancorp, Inc.	78,345	2,642,577
*	Consumer Portfolio Services, Inc.	137,807	899,880
#	County Bancorp, Inc.	12,334	436,624
	Cowen, Inc., Class A	33,497	1,263,842
	Crawford & Co., Class A	73,029	630,971
	Crawford & Co., Class B	53,098	438,589
#*	Credit Acceptance Corp.	25,869	15,475,094
	Cullen/Frost Bankers, Inc.	96,741	12,527,959
*	Customers Bancorp, Inc.	59,614	3,176,830
	CVB Financial Corp.	243,472	4,874,309

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Diamond Hill Investment Group, Inc.	10,114	$2,193,322
	Dime Community Bancshares, Inc.	98,470	3,513,410
	Discover Financial Services	309,366	35,057,355
	Donegal Group, Inc., Class A	102,385	1,458,986
	Donegal Group, Inc., Class B	2,147	31,110
*	Donnelley Financial Solutions, Inc.	79,822	3,058,779
	Eagle Bancorp Montana, Inc.	10,879	244,778
	Eagle Bancorp, Inc.	67,893	3,842,065
	East West Bancorp, Inc.	229,404	18,233,030
#*	eHealth, Inc.	34,428	1,526,882
#*	Elevate Credit, Inc.	58,383	200,254
	Elmira Savings Bank	3,961	90,152
	Employers Holdings, Inc.	66,819	2,579,213
#*	Encore Capital Group, Inc.	69,740	3,767,355
*	Enova International, Inc.	84,162	2,730,215
*	Enstar Group Ltd.	26,644	6,148,902
	Enterprise Bancorp, Inc.	8,490	315,403
	Enterprise Financial Services Corp.	56,694	2,665,752
	Equitable Holdings, Inc.	401,315	13,444,052
	Equity Bancshares, Inc., Class A	32,237	1,078,650
#	Erie Indemnity Co., Class A	51,686	10,637,496
*	Esquire Financial Holdings, Inc.	10,386	332,144
	ESSA Bancorp, Inc.	9,594	155,903
	Essent Group Ltd.	161,779	7,765,392
	Evans Bancorp, Inc.	8,786	351,001
	Evercore, Inc., Class A	85,610	12,999,022
	Everest Re Group Ltd.	42,252	11,048,898
*	EZCORP, Inc., Class A	178,592	1,332,296
	FactSet Research Systems, Inc.	37,467	16,631,227
	Farmers & Merchants Bancorp, Inc.	1,121	28,451
	Farmers National Banc Corp.	27,473	489,569
	FB Financial Corp.	94,585	4,287,538
	Federal Agricultural Mortgage Corp., Class A	1,374	162,746
	Federal Agricultural Mortgage Corp., Class C	20,856	2,629,733
	Federated Hermes, Inc.	219,998	7,328,133
	FedNat Holding Co.	33,200	84,328
*	FFBW, Inc.	7,231	86,772
*	FG Financial Group, Inc.	1,369	5,284
#	Fidelity D&D Bancorp, Inc.	1,322	66,880
	Fidelity National Financial, Inc.	441,125	21,134,299
	Fifth Third Bancorp	628,365	27,352,728
	Financial Institutions, Inc.	37,773	1,205,714
	First American Financial Corp.	203,664	14,895,985
	First BanCorp	479,927	6,551,004
	First BanCorp	76,237	3,691,396
	First Bancorp, Inc.	21,518	638,439
	First Bancshares, Inc.	9,134	367,643
	First Bancshares, Inc.	200	3,180
	First Bank	19,222	289,099
	First Busey Corp.	109,363	2,787,663
	First Business Financial Services, Inc.	16,313	476,340
	First Capital, Inc.	3,880	156,286
	First Citizens BancShares, Inc., Class A	16,599	13,509,926
	First Commonwealth Financial Corp.	209,065	3,198,694
	First Community Bankshares, Inc.	39,477	1,279,844
	First Community Corp.	13,022	262,003
	First Financial Bancorp	210,124	4,996,749
	First Financial Bankshares, Inc.	206,746	10,486,157
	First Financial Corp.	12,021	515,100

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Financial Northwest, Inc.	14,137	$233,261
	First Foundation, Inc.	97,966	2,606,875
	First Hawaiian, Inc.	177,102	4,886,244
	First Horizon Corp.	921,728	15,641,724
	First Internet Bancorp	19,229	654,555
#	First Interstate BancSystem, Inc., Class A	86,341	3,589,195
	First Merchants Corp.	109,711	4,561,783
	First Mid Bancshares, Inc.	19,699	848,633
	First Midwest Bancorp, Inc.	213,480	4,109,490
	First Northwest Bancorp	19,278	347,968
	First of Long Island Corp.	51,943	1,045,613
	First Republic Bank	144,439	31,246,489
#	First Savings Financial Group, Inc.	2,715	75,423
#	First U.S. Bancshares, Inc.	5,297	59,062
	First United Corp.	12,304	232,300
*	First Western Financial, Inc.	526	15,265
	FirstCash, Inc.	72,932	6,452,294
	Flagstar Bancorp, Inc.	124,801	5,889,359
	Flushing Financial Corp.	62,746	1,507,159
	FNB Corp.	525,072	6,117,089
	Franklin Resources, Inc.	421,285	13,266,265
	FS Bancorp, Inc.	18,178	626,414
	Fulton Financial Corp.	348,966	5,618,353
*	FVCBankcorp, Inc.	1,234	25,297
	GAMCO Investors, Inc., Class A	16,874	446,317
*	Genworth Financial, Inc., Class A	148,223	609,197
	German American Bancorp, Inc.	56,588	2,230,699
	Glacier Bancorp, Inc.	181,689	10,045,585
	Global Indemnity Group LLC, Class A	19,910	489,587
	Globe Life, Inc.	120,236	10,703,409
	Goldman Sachs Group, Inc.	266,036	109,965,981
	Great Southern Bancorp, Inc.	26,148	1,475,532
	Great Western Bancorp, Inc.	104,047	3,542,800
*	Green Dot Corp., Class A	103,702	4,392,817
	Greenhill & Co., Inc.	21,781	342,397
*	Greenlight Capital Re Ltd., Class A	58,568	435,160
	Guaranty Bancshares, Inc.	12,030	451,606
	Guaranty Federal Bancshares, Inc.	6,257	149,229
*	Hallmark Financial Services, Inc.	56,159	187,009
	Hamilton Lane, Inc., Class A	33,121	3,461,476
	Hancock Whitney Corp.	160,416	7,937,384
	Hanmi Financial Corp.	64,947	1,441,174
	Hanover Insurance Group, Inc.	76,878	9,686,628
	HarborOne Bancorp, Inc.	45,499	653,821
	Hartford Financial Services Group, Inc.	377,176	27,507,446
	Hawthorn Bancshares, Inc.	10,926	261,896
#	HCI Group, Inc.	21,758	2,915,790
	Heartland Financial USA, Inc.	77,609	3,889,763
#	Hennessy Advisors, Inc.	13,944	160,914
	Heritage Commerce Corp.	121,422	1,455,850
	Heritage Financial Corp.	79,845	1,983,350
	Heritage Insurance Holdings, Inc.	59,531	389,333
	Hilltop Holdings, Inc.	177,004	6,273,022
	Hingham Institution For Savings	3,464	1,251,335
*	HMN Financial, Inc.	6,890	160,606
	Home Bancorp, Inc.	14,364	599,697
	Home BancShares, Inc.	305,401	7,256,328
	Home Federal Bancorp Inc of Louisiana	2,148	40,597
	HomeStreet, Inc.	50,976	2,404,028

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	HomeTrust Bancshares, Inc.	761	$23,134
	Hope Bancorp, Inc.	273,433	3,989,387
	Horace Mann Educators Corp.	75,310	2,950,646
	Horizon Bancorp, Inc.	82,626	1,575,678
	Houlihan Lokey, Inc.	61,437	6,885,859
*	Howard Bancorp, Inc.	31,934	661,353
	Huntington Bancshares, Inc.	1,405,113	22,116,479
*	ICC Holdings, Inc.	1,000	16,300
	IF Bancorp, Inc.	2,855	64,323
#	Independence Holding Co.	20,781	1,019,308
#	Independent Bank Corp.	55,436	4,684,342
	Independent Bank Corp.	43,834	987,580
	Independent Bank Group, Inc.	78,727	5,691,175
	Interactive Brokers Group, Inc., Class A	59,920	4,245,332
	Intercontinental Exchange, Inc.	306,056	42,376,514
	International Bancshares Corp.	132,993	5,638,903
	Invesco Ltd.	471,520	11,981,323
	Investar Holding Corp.	18,897	353,374
	Investors Bancorp, Inc.	496,062	7,589,749
	Investors Title Co.	3,752	727,138
	James River Group Holdings Ltd.	82,209	2,626,578
	Janus Henderson Group PLC	263,590	12,256,935
	Jefferies Financial Group, Inc.	389,778	16,760,454
	JPMorgan Chase & Co.	2,201,688	374,044,774
	Kearny Financial Corp.	198,330	2,661,589
	Kemper Corp.	128,834	8,178,382
	Kentucky First Federal Bancorp	6,958	49,193
	KeyCorp	824,897	19,195,353
	Kingstone Cos., Inc.	16,836	96,807
	Kinsale Capital Group, Inc.	25,262	4,727,783
	KKR & Co., Inc.	271,344	21,617,976
	Lake Shore Bancorp, Inc.	2,985	44,596
	Lakeland Bancorp, Inc.	92,507	1,663,276
#	Lakeland Financial Corp.	51,149	3,676,079
	Landmark Bancorp, Inc.	6,558	187,821
	Lazard Ltd., Class A	220,210	10,788,088
	LCNB Corp.	24,728	421,612
*	LendingClub Corp.	132,457	6,087,724
#*	LendingTree, Inc.	13,788	2,225,245
	Level One Bancorp, Inc.	7,157	224,801
*	Limestone Bancorp, Inc.	8,255	150,654
	Lincoln National Corp.	169,548	12,232,888
#	Live Oak Bancshares, Inc.	81,213	7,242,575
	Loews Corp.	231,879	13,001,456
	LPL Financial Holdings, Inc.	167,995	27,554,540
	M&T Bank Corp.	115,247	16,955,139
	Macatawa Bank Corp.	68,654	576,694
#*	Magyar Bancorp, Inc.	3,982	45,036
*	Maiden Holdings Ltd.	184,895	602,758
#*	MainStreet Bancshares, Inc.	901	22,525
*	Malvern Bancorp, Inc.	13,382	224,951
	Manning & Napier, Inc.	13,893	134,067
*	Markel Corp.	10,873	14,277,662
	MarketAxess Holdings, Inc.	33,830	13,825,306
	Marlin Business Services Corp.	22,183	508,434
	Marsh & McLennan Cos., Inc.	310,585	51,805,578
*	MBIA, Inc.	296,282	4,604,222
	Mercantile Bank Corp.	34,968	1,201,850
	Mercury General Corp.	107,082	5,834,898

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Meridian Bancorp, Inc.	109,627	$2,543,346
	Meta Financial Group, Inc.	76,339	4,232,234
	MetLife, Inc.	391,705	24,599,074
*	Metropolitan Bank Holding Corp.	3,159	287,027
	MGIC Investment Corp.	174,562	2,820,922
#	Mid Penn Bancorp, Inc.	997	27,936
	Middlefield Banc Corp.	11,702	292,550
	Midland States Bancorp, Inc.	27,625	708,857
	MidWestOne Financial Group, Inc.	14,231	446,142
	Moelis & Co., Class A	78,533	5,712,490
	Moody’s Corp.	126,396	51,082,943
	Morgan Stanley	1,155,589	118,771,437
	Morningstar, Inc.	73,785	23,371,399
*	Mr Cooper Group, Inc.	20,870	914,941
	MSCI, Inc., Class A	54,902	36,503,242
	MVB Financial Corp.	18,456	787,887
	Nasdaq, Inc.	156,927	32,934,269
	National Bank Holdings Corp., Class A	69,250	3,003,372
	National Bankshares, Inc.	2,559	95,323
	National Security Group, Inc.	312	3,161
	National Western Life Group, Inc., Class A	7,419	1,595,159
	Navient Corp.	431,770	8,505,869
	NBT Bancorp, Inc.	95,328	3,497,584
	Nelnet, Inc., Class A	64,519	5,331,205
	New York Community Bancorp, Inc.	744,490	9,254,011
*	NI Holdings, Inc.	14,645	291,143
*	Nicholas Financial, Inc.	9,629	114,585
*	Nicolet Bankshares, Inc.	18,101	1,301,281
*	NMI Holdings, Inc., Class A	135,194	3,282,510
	Northeast Bank	16,291	539,232
	Northern Trust Corp.	212,920	26,197,677
	Northfield Bancorp, Inc.	114,330	2,006,491
	Northrim BanCorp, Inc.	8,802	390,985
	Northwest Bancshares, Inc.	242,912	3,352,186
	Norwood Financial Corp.	4,680	122,476
#	Oak Valley Bancorp	8,602	148,385
	OceanFirst Financial Corp.	126,123	2,796,147
	Oconee Federal Financial Corp.	365	8,943
*	Ocwen Financial Corp.	810	25,442
	OFG Bancorp	98,751	2,557,651
	Ohio Valley Banc Corp.	5,333	148,577
	Old National Bancorp	352,951	6,028,403
	Old Point Financial Corp.	2,092	44,162
	Old Republic International Corp.	490,431	12,667,833
	Old Second Bancorp, Inc.	4,388	59,414
	OneMain Holdings, Inc.	367,318	19,398,064
	Oppenheimer Holdings, Inc., Class A	13,697	712,929
	Origin Bancorp, Inc.	3,001	133,845
	Orrstown Financial Services, Inc.	21,101	500,305
	Pacific Premier Bancorp, Inc.	201,731	8,470,685
	PacWest Bancorp	172,640	8,195,221
*	Palomar Holdings, Inc.	11,134	1,018,204
#	Park National Corp.	30,887	3,971,759
	Parke Bancorp, Inc.	25,939	575,068
	Pathfinder Bancorp, Inc.	4,141	68,658
*	Patriot National Bancorp, Inc.	1,773	16,985
#	PCB Bancorp	3,606	76,808
	PCSB Financial Corp.	28,016	535,386
	Peapack-Gladstone Financial Corp.	40,657	1,364,042

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Penns Woods Bancorp, Inc.	12,528	$298,166
	Peoples Bancorp of North Carolina, Inc.	6,872	193,103
	Peoples Bancorp, Inc.	57,712	1,844,476
	Peoples Financial Services Corp.	1,679	76,865
	People’s United Financial, Inc.	670,902	11,499,260
	Pinnacle Financial Partners, Inc.	120,895	11,674,830
	Piper Sandler Cos	33,328	5,488,788
	PJT Partners, Inc., Class A	22,127	1,809,767
#	Plumas Bancorp	9,875	364,782
	PNC Financial Services Group, Inc.	220,907	46,618,004
*	Ponce de Leon Federal Bank	27,141	420,957
	Popular, Inc.	152,466	12,416,831
*	PRA Group, Inc.	98,207	4,211,116
	Preferred Bank	32,744	2,245,256
	Premier Financial Corp.	77,450	2,469,106
	Primerica, Inc.	100,384	16,888,604
	Primis Financial Corp.	40,303	610,590
	Principal Financial Group, Inc.	271,499	18,214,868
	ProAssurance Corp.	100,109	2,293,497
	PROG Holdings, Inc.	127,784	5,168,863
	Progressive Corp.	433,468	41,127,444
	Prosperity Bancshares, Inc.	137,841	10,380,806
	Provident Bancorp, Inc.	24,763	446,229
	Provident Financial Holdings, Inc.	16,764	285,826
	Provident Financial Services, Inc.	170,216	4,214,548
	Prudential Bancorp, Inc.	14,780	221,552
	Prudential Financial, Inc.	241,485	26,575,424
	Pzena Investment Management, Inc., Class A	8,560	93,133
	QCR Holdings, Inc.	29,380	1,620,013
	Radian Group, Inc.	139,181	3,322,250
#*	Randolph Bancorp, Inc.	7,527	176,885
	Raymond James Financial, Inc.	238,685	23,531,954
	RBB Bancorp	3,020	77,523
	Regional Management Corp.	26,063	1,331,298
	Regions Financial Corp.	862,555	20,425,302
	Reinsurance Group of America, Inc.	76,308	9,010,449
	RenaissanceRe Holdings Ltd.	65,692	9,315,126
	Renasant Corp.	121,007	4,526,872
	Republic Bancorp, Inc., Class A	30,924	1,670,514
#*	Republic First Bancorp, Inc.	109,335	338,938
	Riverview Bancorp, Inc.	50,627	374,134
	RLI Corp.	70,993	7,689,252
	S&P Global, Inc.	140,186	66,470,594
	S&T Bancorp, Inc.	86,264	2,636,228
#*	Safeguard Scientifics, Inc.	41,559	348,680
	Safety Insurance Group, Inc.	36,412	2,855,065
	Salisbury Bancorp, Inc.	4,314	225,622
	Sandy Spring Bancorp, Inc.	79,969	3,795,329
	Santander Consumer USA Holdings, Inc.	479,130	19,979,721
	SB Financial Group, Inc.	9,396	175,705
	Seacoast Banking Corp. of Florida	56,533	2,059,497
*	Security National Financial Corp., Class A	20,736	183,099
	SEI Investments Co.	200,732	12,654,145
	Selective Insurance Group, Inc.	111,647	8,749,775
#	ServisFirst Bancshares, Inc.	95,641	7,680,929
	Severn Bancorp, Inc.	18,007	245,435
#	Shore Bancshares, Inc.	23,908	441,820
	Sierra Bancorp	39,565	987,542
	Signature Bank	54,605	16,262,461

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Silvercrest Asset Management Group, Inc., Class A	14,147	$226,352
	Simmons First National Corp., Class A	204,854	6,123,086
*	SiriusPoint Ltd.	210,091	1,974,855
	SLM Corp.	949,216	17,418,114
	SmartFinancial, Inc.	11,445	297,456
#	Sound Financial Bancorp, Inc.	3,278	141,347
	South State Corp.	117,699	9,191,115
*	Southern First Bancshares, Inc.	15,008	808,481
	Southern Missouri Bancorp, Inc.	8,071	439,062
	Southside Bancshares, Inc.	71,052	2,935,869
	Spirit of Texas Bancshares, Inc.	12,540	305,098
	State Auto Financial Corp.	98,142	5,035,666
	State Street Corp.	274,944	27,095,731
#	StepStone Group, Inc., Class A	855	40,168
	Sterling Bancorp	395,704	10,070,667
*	Sterling Bancorp, Inc.	6,151	33,277
	Stewart Information Services Corp.	59,741	4,251,767
	Stifel Financial Corp.	188,556	13,740,076
	Stock Yards Bancorp, Inc.	53,081	3,251,211
*	StoneX Group, Inc.	34,586	2,390,238
	Summit Financial Group, Inc.	8,032	201,844
	Summit State Bank	7,605	132,714
*	SVB Financial Group	59,637	42,783,584
	Synchrony Financial	682,283	31,692,045
	Synovus Financial Corp.	271,513	12,649,791
	T Rowe Price Group, Inc.	219,350	47,572,628
	Territorial Bancorp, Inc.	19,133	480,047
*	Texas Capital Bancshares, Inc.	92,017	5,576,230
	TFS Financial Corp.	212,789	4,140,874
	Timberland Bancorp, Inc.	15,487	429,764
	Tiptree, Inc.	80,023	1,249,159
	Tompkins Financial Corp.	29,901	2,455,171
	Towne Bank	146,572	4,619,949
	Tradeweb Markets, Inc., Class A	3,183	283,605
	Travelers Cos., Inc.	318,553	51,248,807
	TriCo Bancshares	64,648	2,833,522
*	TriState Capital Holdings, Inc.	62,192	1,868,870
*	Triumph Bancorp, Inc.	58,000	6,803,400
	Truist Financial Corp.	679,774	43,145,256
#*	Trupanion, Inc.	15,062	1,542,349
	TrustCo Bank Corp. NY	45,497	1,526,879
	Trustmark Corp.	140,595	4,472,327
	U.S. Bancorp	1,008,583	60,888,156
	UMB Financial Corp.	80,523	7,957,283
	Umpqua Holdings Corp.	408,555	8,354,950
#*	Unico American Corp.	100	334
	Union Bankshares, Inc.	863	27,616
	United Bancorp, Inc.	5,663	85,002
	United Bancshares, Inc.	3,436	100,400
	United Bankshares, Inc.	225,739	8,350,086
	United Community Banks, Inc.	175,219	6,104,630
	United Fire Group, Inc.	55,466	1,133,170
	United Insurance Holdings Corp.	112,092	428,191
	United Security Bancshares	37,670	297,970
	Unity Bancorp, Inc.	24,003	608,476
	Universal Insurance Holdings, Inc.	88,091	1,301,104
	Univest Financial Corp.	60,261	1,729,491
	Unum Group	281,779	7,176,911
	Valley National Bancorp	704,111	9,336,512

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Value Line, Inc.	6,620	$228,059
	Veritex Holdings, Inc.	64,925	2,658,679
#	Victory Capital Holdings, Inc., Class A	10,266	389,081
	Virtu Financial, Inc., Class A	147,051	3,658,629
#	Virtus Investment Partners, Inc.	18,432	5,898,240
#	Voya Financial, Inc.	204,669	14,279,756
	Walker & Dunlop, Inc.	78,369	10,193,456
	Washington Federal, Inc.	160,091	5,660,818
	Washington Trust Bancorp, Inc.	37,135	2,029,799
	Waterstone Financial, Inc.	56,696	1,171,906
	Webster Financial Corp.	164,857	9,225,398
	Wells Fargo & Co.	2,169,645	110,999,038
	WesBanco, Inc.	125,906	4,377,752
	West BanCorp, Inc.	35,687	1,131,278
	Westamerica BanCorp.	48,164	2,685,625
	Western Alliance Bancorp.	198,109	22,998,474
	Western New England Bancorp, Inc.	58,206	566,344
	Westwood Holdings Group, Inc.	15,688	272,971
	White Mountains Insurance Group Ltd.	6,720	7,089,533
	Willis Towers Watson PLC	87,059	21,092,655
	Wintrust Financial Corp.	100,877	8,927,614
#	WisdomTree Investments, Inc.	239,622	1,531,185
#*	World Acceptance Corp.	18,404	3,411,918
	WR Berkley Corp.	185,584	14,772,486
	WSFS Financial Corp.	100,341	5,198,667
	WVS Financial Corp.	803	12,503
	Zions Bancorp NA	248,921	15,679,534

TOTAL FINANCIALS			4,717,759,226

HEALTH CARE — (11.7%)
#*	10X Genomics, Inc., Class A	15,582	2,512,909
	Abbott Laboratories	825,558	106,406,171
	AbbVie, Inc.	1,217,399	139,599,143
*	ABIOMED, Inc.	30,335	10,072,433
*	Acadia Healthcare Co., Inc.	162,462	10,072,644
*	ACADIA Pharmaceuticals, Inc.	78,477	1,408,662
*	Acceleron Pharma, Inc.	23,984	4,177,533
#*	Accuray, Inc.	69,870	348,651
#»††	Achillion Pharmaceuticals, Inc.	281,426	408,068
*	Adaptive Biotechnologies Corp.	3,771	125,989
*	Addus HomeCare Corp.	22,272	2,082,432
#*	Adverum Biotechnologies, Inc.	102,108	231,785
#*	Aeglea BioTherapeutics, Inc.	41,751	305,617
	Agilent Technologies, Inc.	194,089	30,567,077
#*	Agios Pharmaceuticals, Inc.	48,519	2,280,393
#*	Akebia Therapeutics, Inc.	244,426	701,503
#*	Albireo Pharma, Inc.	26,621	777,866
#*	Aldeyra Therapeutics, Inc.	32,429	295,104
*	Align Technology, Inc.	30,075	18,777,928
#*	Alkermes PLC	89,787	2,719,648
#*	Allakos, Inc.	4,006	402,924
#*	Allogene Therapeutics, Inc.	4,236	73,029
*	Allscripts Healthcare Solutions, Inc.	292,839	4,035,321
#*	Alnylam Pharmaceuticals, Inc.	30,629	4,887,163
#*	Alpine Immune Sciences, Inc.	6,024	76,204
*	Amedisys, Inc.	48,850	8,272,259
#*	American Shared Hospital Services	797	2,327
	AmerisourceBergen Corp.	190,937	23,298,133
	Amgen, Inc.	530,972	109,895,275

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AMN Healthcare Services, Inc.	97,550	$9,628,185
*	Amneal Pharmaceuticals, Inc.	25,370	139,281
*	Amphastar Pharmaceuticals, Inc.	76,141	1,422,314
#*	Amryt Pharma PLC, ADR	2,293	24,283
*	AnaptysBio, Inc.	38,863	1,278,593
*	AngioDynamics, Inc.	70,529	2,017,129
*	ANI Pharmaceuticals, Inc.	27,938	1,044,322
*	Anika Therapeutics, Inc.	32,173	1,340,005
	Anthem, Inc.	143,967	62,644,361
#*	Apollo Medical Holdings, Inc.	5,032	345,346
#*	Applied Genetic Technologies Corp.	28,810	74,618
*	Apyx Medical Corp.	42,178	603,145
*	Aravive, Inc.	14,052	49,885
*	Arena Pharmaceuticals, Inc.	81,180	4,658,920
*	Arvinas, Inc.	8,273	716,276
*	Assembly Biosciences, Inc.	48,282	152,088
#*	Atara Biotherapeutics, Inc.	84,543	1,308,726
*	AtriCure, Inc.	24,142	1,812,099
#	Atrion Corp.	2,868	2,087,904
*	Avanos Medical, Inc.	92,905	2,930,224
*	Avantor, Inc.	318,766	12,871,771
#*	Axonics, Inc.	4,421	324,280
	Baxter International, Inc.	336,906	26,602,098
	Becton Dickinson & Co.	120,495	28,869,397
*	Biogen, Inc.	145,019	38,673,667
*	Biohaven Pharmaceutical Holding Co. Ltd.	8,101	1,152,934
*	BioMarin Pharmaceutical, Inc.	94,931	7,521,383
*	Bio-Rad Laboratories, Inc., Class A	22,033	17,509,184
	Bio-Techne Corp.	25,746	13,481,893
#*	Bluebird Bio, Inc.	38,230	894,964
*	Blueprint Medicines Corp.	6,472	728,035
*	Boston Scientific Corp.	510,328	22,010,447
	Bristol-Myers Squibb Co.	1,254,713	73,275,239
*	Brookdale Senior Living, Inc.	811,841	5,276,967
	Bruker Corp.	256,526	20,599,038
*	Calithera Biosciences, Inc.	82,572	159,364
	Cardinal Health, Inc.	355,157	16,980,056
*	Cardiovascular Systems, Inc.	44,475	1,560,183
*	CareDx, Inc.	1,900	96,900
*	Castlight Health, Inc., Class B	119,969	215,944
*	Catalent, Inc.	185,120	25,520,643
*	Catalyst Biosciences, Inc.	44,310	145,780
*	Celldex Therapeutics, Inc.	65,454	2,784,413
*	Centene Corp.	412,484	29,385,360
	Cerner Corp.	328,799	24,426,478
*	Change Healthcare, Inc.	311,690	6,710,686
*	Charles River Laboratories International, Inc.	72,554	32,553,529
#*	Chembio Diagnostics, Inc.	12,528	28,439
	Chemed Corp.	21,802	10,514,015
*	ChemoCentryx, Inc.	17,035	592,988
*	Chimerix, Inc.	188,129	985,796
	Cigna Corp.	284,033	60,672,289
*	Codexis, Inc.	5,229	181,812
#*	Collegium Pharmaceutical, Inc.	28,620	561,811
*	Community Health Systems, Inc.	155,550	2,037,705
*	Computer Programs & Systems, Inc.	26,388	952,607
*	Concert Pharmaceuticals, Inc.	91,890	251,779
#	CONMED Corp.	44,605	6,524,819
»††	Contra Aduro Biotech I	7,016	12,559

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
»	Contra Pfenex, Inc.	18,448	$13,836
	Cooper Cos., Inc.	33,854	14,114,410
#*	Corcept Therapeutics, Inc.	188,298	3,389,364
*	CorVel Corp.	38,331	7,023,006
*	Corvus Pharmaceuticals, Inc.	7,335	33,228
*	Covetrus, Inc.	106,066	2,141,473
#*	CRISPR Therapeutics AG	26,936	2,460,065
*	Cross Country Healthcare, Inc.	75,856	1,572,495
*	CryoLife, Inc.	61,870	1,276,997
*	Cue Biopharma, Inc.	66,029	806,214
*	Cumberland Pharmaceuticals, Inc.	22,381	60,205
#*	Cutera, Inc.	11,803	507,529
	CVS Health Corp.	1,127,633	100,675,074
#*	Cymabay Therapeutics, Inc.	94,257	367,602
#*	CytomX Therapeutics, Inc.	69,353	411,263
	Danaher Corp.	249,608	77,820,286
*	DaVita, Inc.	244,737	25,266,648
*	Denali Therapeutics, Inc.	31,792	1,537,143
	DENTSPLY SIRONA, Inc.	166,483	9,524,492
*	DexCom, Inc.	32,173	20,050,535
*	Eagle Pharmaceuticals, Inc.	13,359	699,611
*	Edwards Lifesciences Corp.	232,031	27,801,954
#*	Eiger BioPharmaceuticals, Inc.	10,178	68,600
*	Elanco Animal Health, Inc.	415,064	13,647,304
#»††	Elanco Animal Health, Inc.	82,237	0
*	Electromed, Inc.	5,226	57,381
	Eli Lilly & Co.	520,601	132,628,311
*	Emergent BioSolutions, Inc.	97,613	4,653,212
*	Enanta Pharmaceuticals, Inc.	33,647	2,888,595
	Encompass Health Corp.	169,770	10,790,581
*	Endo International PLC	329,061	1,398,509
#*	Enochian Biosciences, Inc.	1,776	16,552
	Ensign Group, Inc.	95,981	7,487,478
*	Envista Holdings Corp.	109,634	4,286,689
#*	Enzo Biochem, Inc.	88,965	306,040
#*	Evolent Health, Inc., Class A	161,116	4,715,865
#*	Exact Sciences Corp.	80,526	7,667,686
*	Exelixis, Inc.	485,528	10,443,707
*	Fate Therapeutics, Inc.	20,273	1,090,687
#*	FibroGen, Inc.	51,116	568,410
*	Five Star Senior Living, Inc.	36	148
*	FONAR Corp.	20,622	329,952
#*	G1 Therapeutics, Inc.	111,817	1,620,228
	Gilead Sciences, Inc.	802,491	52,065,616
#*	Global Blood Therapeutics, Inc.	78,924	2,882,305
*	Globus Medical, Inc., Class A	111,760	8,624,519
#*	GlycoMimetics, Inc.	60,888	116,296
*	Great Elm Group, Inc.	33,083	66,166
#*	Guardant Health, Inc.	51,611	6,027,649
*	Haemonetics Corp.	78,175	5,371,404
#*	Halozyme Therapeutics, Inc.	13,290	505,950
*	Hanger, Inc.	39,560	738,981
*	Harvard Bioscience, Inc.	100,799	759,016
	HCA Healthcare, Inc.	149,763	37,509,641
*	HealthEquity, Inc.	8,447	559,022
*	HealthStream, Inc.	51,968	1,382,869
*	Henry Schein, Inc.	139,654	10,662,583
#*	Heron Therapeutics, Inc.	39,619	436,205
*	Heska Corp.	12,412	2,774,454

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Hill-Rom Holdings, Inc.	78,124	$12,101,408
*	Hologic, Inc.	276,624	20,279,305
*	Horizon Therapeutics PLC	256,605	30,769,506
	Humana, Inc.	97,149	44,995,531
*	ICU Medical, Inc.	22,190	5,195,345
*	IDEXX Laboratories, Inc.	80,866	53,868,077
*	Illumina, Inc.	44,816	18,601,329
*	Incyte Corp.	81,536	5,461,281
*	InfuSystem Holdings, Inc.	25,741	428,073
*	Innoviva, Inc.	213,696	3,728,995
*	Inogen, Inc.	36,834	1,460,468
#*	Inovalon Holdings, Inc., Class A	22,480	916,959
*	Insulet Corp.	17,168	5,322,423
*	Integer Holdings Corp.	58,442	5,260,949
*	Integra LifeSciences Holdings Corp.	120,856	8,032,090
#*	Intellia Therapeutics, Inc.	81,574	10,847,711
#*	Intra-Cellular Therapies, Inc.	102,888	4,431,386
*	IntriCon Corp.	16,863	286,671
*	Intuitive Surgical, Inc.	122,442	44,217,479
#*	Invacare Corp.	120,656	596,041
#*	Ionis Pharmaceuticals, Inc.	103,810	3,308,425
*	IQVIA Holdings, Inc.	130,836	34,203,147
*	iRadimed Corp.	1,881	70,199
#*	IRIDEX Corp.	6,830	52,386
#*	Ironwood Pharmaceuticals, Inc.	138,661	1,770,701
*	IVERIC bio, Inc.	18,707	331,114
*	Jazz Pharmaceuticals PLC	88,712	11,802,245
	Johnson & Johnson	1,663,495	270,950,066
#*	Jounce Therapeutics, Inc.	68,543	601,808
#*	Kala Pharmaceuticals, Inc.	15,464	26,907
#*	KalVista Pharmaceuticals, Inc.	19,552	351,545
*	Karuna Therapeutics, Inc.	2,503	351,371
*	Kewaunee Scientific Corp.	3,487	44,634
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	72,117
#*	Krystal Biotech, Inc.	6,500	325,585
#*	Kura Oncology, Inc.	42,808	702,907
*	Laboratory Corp. of America Holdings	140,181	40,234,751
#*	Lannett Co., Inc.	68,351	186,598
#*	Lantheus Holdings, Inc.	107,979	2,525,629
	LeMaitre Vascular, Inc.	34,567	1,797,830
*	LENSAR, Inc.	23,475	167,846
*	LHC Group, Inc.	47,241	6,358,166
*	Ligand Pharmaceuticals, Inc.	28,828	4,207,158
#*	LivaNova PLC	79,123	6,070,317
*	Lumos Pharma, Inc.	950	8,935
*	MacroGenics, Inc.	72,299	1,411,999
*	Madrigal Pharmaceuticals, Inc.	23,338	1,814,530
*	Magellan Health, Inc.	55,667	5,278,902
#*	Marinus Pharmaceuticals, Inc.	2,939	33,799
*	Masimo Corp.	44,429	12,597,399
	McKesson Corp.	121,692	25,297,333
*»††	MedCath Corp.	11,283	0
#*	MEDNAX, Inc.	163,896	4,462,888
*	Medpace Holdings, Inc.	54,695	12,391,152
	Medtronic PLC	482,203	57,796,852
	Merck & Co., Inc.	1,553,125	136,752,656
*	Meridian Bioscience, Inc.	80,414	1,512,587
*	Merit Medical Systems, Inc.	83,744	5,632,621
#*	Merrimack Pharmaceuticals, Inc.	26,708	114,844

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Mersana Therapeutics, Inc.	2,783	$23,822
*	Mettler-Toledo International, Inc.	23,116	34,232,022
#*	Minerva Neurosciences, Inc.	92,692	129,769
#*	Mirati Therapeutics, Inc.	11,704	2,212,290
#*»	Misonix, Inc.	2,220	59,940
*	Moderna, Inc.	143,887	49,671,231
*	ModivCare, Inc.	27,418	4,462,828
#*	Molecular Templates, Inc.	39,645	206,947
*	Molina Healthcare, Inc.	125,449	37,097,778
*	Myriad Genetics, Inc.	140,407	4,320,323
*	Natera, Inc.	2,495	285,852
	National HealthCare Corp.	32,630	2,282,142
	National Research Corp.	19,822	858,293
*	Natus Medical, Inc.	56,655	1,419,208
#*	Nektar Therapeutics	57,234	867,667
*	Neogen Corp.	117,338	4,964,571
#*	NeoGenomics, Inc.	118,547	5,453,162
*	Neurocrine Biosciences, Inc.	68,974	7,270,549
#*	Nevro Corp.	15,427	1,754,667
*	NextGen Healthcare, Inc.	111,018	1,827,356
*	NGM Biopharmaceuticals, Inc.	940	17,362
*	Novavax, Inc.	27,652	4,115,447
#*	Novocure Ltd.	26,789	2,747,748
*	NuVasive, Inc.	80,060	4,272,002
#*	Omnicell, Inc.	48,839	8,700,668
*	Opiant Pharmaceuticals, Inc.	3,087	72,761
#*	OPKO Health, Inc.	332,514	1,260,228
*	OraSure Technologies, Inc.	132,784	1,416,805
	Organon & Co.	221,782	8,150,489
*	Orthofix Medical, Inc.	35,988	1,294,848
#*	OrthoPediatrics Corp.	2,923	208,030
#*	Otonomy, Inc.	48,825	102,533
	Owens & Minor, Inc.	182,492	6,547,813
*	Pacira BioSciences, Inc.	42,539	2,223,939
	Patterson Cos., Inc.	145,341	4,543,360
#*»††	PDL BioPharma, Inc.	309,383	801,302
*	Pennant Group, Inc.	57,609	1,473,062
#*	Penumbra, Inc.	20,139	5,569,440
	PerkinElmer, Inc.	102,415	18,116,189
	Perrigo Co. PLC	195,123	8,809,803
#*	PetIQ, Inc.	35,949	900,522
	Pfizer, Inc.	3,028,207	132,453,774
	Phibro Animal Health Corp., Class A	53,607	1,176,138
	Premier, Inc., Class A	147,531	5,746,332
*	Prestige Consumer Healthcare, Inc.	106,676	6,399,493
#*	Pro-Dex, Inc.	7,945	192,825
#»††	Progenic Pharmaceuticals, Inc.	48,282	16,899
*	Progyny, Inc.	1,751	107,564
#*	Protagonist Therapeutics, Inc.	48,977	1,526,123
*	Prothena Corp. PLC	98,078	5,428,617
*	Psychemedics Corp.	5,773	47,974
	Quest Diagnostics, Inc.	173,102	25,407,912
#*	Quidel Corp.	67,971	9,024,510
*	R1 RCM, Inc.	164,313	3,565,592
*	RadNet, Inc.	69,278	2,153,853
*	Regeneron Pharmaceuticals, Inc.	44,532	28,497,808
*	REGENXBIO, Inc.	57,160	2,025,750
*	Repligen Corp.	36,574	10,624,747
#*	Replimune Group, Inc.	3,300	97,383

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	ResMed, Inc.	98,784	$25,971,301
#*	Rhythm Pharmaceuticals, Inc.	10,598	121,983
*	Rigel Pharmaceuticals, Inc.	146,330	491,669
#*	Rocket Pharmaceuticals, Inc.	25,622	761,230
#	Royalty Pharma PLC, Class A	10,502	415,144
#*	Sangamo Therapeutics, Inc.	352,885	2,865,426
*	Sarepta Therapeutics, Inc.	64,379	5,094,310
*	Seagen, Inc.	59,998	10,579,447
*	SeaSpine Holdings Corp.	42,767	639,794
	Select Medical Holdings Corp.	276,790	9,194,964
#*	Sensus Healthcare, Inc.	9,865	39,460
*	Sharps Compliance Corp.	8,960	73,920
#*	Shockwave Medical, Inc.	6,175	1,319,598
*	SIGA Technologies, Inc.	2,600	18,746
#	Simulations Plus, Inc.	8,299	419,100
#*	Spectrum Pharmaceuticals, Inc.	63,690	116,553
#*	Spero Therapeutics, Inc.	25,932	455,366
#*	SpringWorks Therapeutics, Inc.	14,674	984,038
*	STAAR Surgical Co.	39,979	4,735,912
#*	Star Equity Holdings, Inc.	957	2,526
	STERIS PLC	97,203	22,720,229
	Stryker Corp.	140,784	37,458,399
*	Supernus Pharmaceuticals, Inc.	93,580	2,793,363
#*	Surface Oncology, Inc.	900	6,678
*	Surgalign Holdings, Inc.	140,683	135,239
*	Surgery Partners, Inc.	101,550	4,177,767
*	Surmodics, Inc.	21,748	1,210,494
*	Syndax Pharmaceuticals, Inc.	40,982	797,100
*	Syneos Health, Inc.	150,835	14,078,939
*	Synlogic, Inc.	62,889	160,996
#*	Syros Pharmaceuticals, Inc.	45,196	186,660
*	Tactile Systems Technology, Inc.	24,077	830,416
*	Tandem Diabetes Care, Inc.	20,684	2,819,850
*	Taro Pharmaceutical Industries Ltd.	49,694	2,761,496
#*	Teladoc Health, Inc.	74,409	11,130,842
	Teleflex, Inc.	34,639	12,364,045
*	Tenet Healthcare Corp.	162,461	11,641,955
	Thermo Fisher Scientific, Inc.	201,713	127,698,449
#*	Tivity Health, Inc.	70,723	1,769,489
#*	TransMedics Group, Inc.	5,300	145,379
#*	Travere Therapeutics, Inc.	72,219	2,080,629
*	Triple-S Management Corp., Class B	52,955	1,868,782
*	Twist Bioscience Corp.	115	13,662
#	U.S. Physical Therapy, Inc.	21,315	2,299,036
*	Ultragenyx Pharmaceutical, Inc.	29,749	2,496,536
*	United Therapeutics Corp.	68,962	13,155,191
	UnitedHealth Group, Inc.	579,613	266,894,398
	Universal Health Services, Inc., Class B	131,508	16,320,143
	Utah Medical Products, Inc.	6,686	647,405
*	Vanda Pharmaceuticals, Inc.	89,127	1,525,854
#*	Varex Imaging Corp.	64,112	1,721,407
#*	VBI Vaccines, Inc.	6,513	18,888
*	Veeva Systems, Inc., Class A	48,960	15,520,810
*	Verastem, Inc.	73,481	191,051
#*	Vericel Corp.	34,242	1,575,817
*	Vertex Pharmaceuticals, Inc.	109,638	20,275,355
	Viatris, Inc.	977,307	13,047,048
*	Vocera Communications, Inc.	12,587	712,172
*	Waters Corp.	51,456	18,912,653

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	West Pharmaceutical Services, Inc.	62,242	$26,756,591
	XBiotech, Inc.	1,680	24,629
#*	Xencor, Inc.	90,009	3,560,756
*	Xenon Pharmaceuticals, Inc.	4,086	127,279
	Zimmer Biomet Holdings, Inc.	161,548	23,120,750
	Zoetis, Inc.	347,870	75,209,494
#*	Zogenix, Inc.	68,863	1,055,670
*	Zynerba Pharmaceuticals, Inc.	7,495	28,706

TOTAL HEALTH CARE			3,937,449,210

INDUSTRIALS — (12.1%)
	3M Co.	495,848	88,598,121
	AAON, Inc.	81,819	5,862,331
*	AAR Corp.	85,100	3,009,987
	ABM Industries, Inc.	124,088	5,461,113
*	Acacia Research Corp.	9,276	53,151
	ACCO Brands Corp.	254,566	2,105,261
	Acme United Corp.	3,771	139,527
	Acuity Brands, Inc.	72,098	14,811,092
#	ADT, Inc.	222,948	1,861,616
	Advanced Drainage Systems, Inc.	120,704	13,615,411
*	AECOM	246,321	16,840,967
	Aerojet Rocketdyne Holdings, Inc.	154,966	6,820,054
*	AeroVironment, Inc.	39,958	3,560,657
	AGCO Corp.	157,088	19,197,724
	Air Lease Corp.	233,162	9,338,138
#*	Air T, Inc.	3,463	92,427
*	Air Transport Services Group, Inc.	157,441	3,918,706
	Alamo Group, Inc.	22,524	3,405,629
*	Alaska Air Group, Inc.	197,356	10,420,397
	Albany International Corp., Class A	56,720	4,574,468
*	Allegiant Travel Co.	22,158	3,883,633
	Allegion PLC	88,656	11,374,565
	Allied Motion Technologies, Inc.	31,080	1,092,462
	Allison Transmission Holdings, Inc.	246,474	8,222,373
#*	Alpha Pro Tech Ltd.	8,900	53,578
	Altra Industrial Motion Corp.	81,648	4,257,943
	AMERCO	32,920	24,261,711
*	Ameresco, Inc., Class A	50,423	4,141,241
*	American Airlines Group, Inc.	124,911	2,398,291
#*	American Superconductor Corp.	24,704	454,060
*	American Woodmark Corp.	39,482	2,713,993
	AMETEK, Inc.	222,520	29,461,648
	AO Smith Corp.	212,406	15,520,506
*	API Group Corp.	10,258	223,419
	Apogee Enterprises, Inc.	48,726	2,043,081
	Applied Industrial Technologies, Inc.	54,332	5,296,283
	ArcBest Corp.	41,022	3,685,827
	Arcosa, Inc.	102,487	5,301,653
	Argan, Inc.	35,110	1,448,639
*	Armstrong Flooring, Inc.	44,042	125,079
	Armstrong World Industries, Inc.	87,624	9,257,476
*	ASGN, Inc.	92,025	11,011,712
	Astec Industries, Inc.	50,133	2,676,100
*	Astronics Corp.	43,816	565,226
*	Astronics Corp., Class B	10,587	134,931
*	Atkore, Inc.	102,243	9,665,031
*	Atlas Air Worldwide Holdings, Inc.	62,101	5,037,633
*	Avalon Holdings Corp., Class A	6,700	25,661

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Avis Budget Group, Inc.	88,706	$15,373,637
*	Axon Enterprise, Inc.	59,856	10,771,686
*	AZEK Co., Inc.	35,846	1,315,190
	AZZ, Inc.	47,647	2,531,485
	Barnes Group, Inc.	94,127	3,947,686
	Barrett Business Services, Inc.	14,347	1,176,454
*	Beacon Roofing Supply, Inc.	125,285	6,623,818
	BGSF, Inc.	22,090	265,743
*	Blue Bird Corp.	9,063	177,725
*	Boeing Co.	293,933	60,852,949
	Boise Cascade Co.	96,903	5,486,648
	Booz Allen Hamilton Holding Corp., Class A	174,375	15,146,212
	Brady Corp., Class A	83,467	4,347,796
	Brink’s Co.	60,136	4,142,168
#*	Broadwind, Inc.	37,600	109,416
*	Builders FirstSource, Inc.	341,227	19,883,297
	BWX Technologies, Inc.	127,681	7,244,620
*	CACI International, Inc., Class A	50,249	14,453,622
	CAI International, Inc.	49,942	2,793,256
	Carlisle Cos., Inc.	80,867	18,026,872
	Carrier Global Corp.	716,173	37,405,716
*	Casella Waste Systems, Inc., Class A	57,254	4,965,067
	Caterpillar, Inc.	402,764	82,167,884
*	CBIZ, Inc.	101,190	3,714,685
*	CECO Environmental Corp.	68,343	470,200
#	CH Robinson Worldwide, Inc.	179,472	17,406,989
*	Chart Industries, Inc.	71,591	12,708,834
	Chicago Rivet & Machine Co.	474	12,751
*	Cimpress PLC	37,142	3,317,523
	Cintas Corp.	96,331	41,720,956
*	CIRCOR International, Inc.	42,763	1,220,456
*	Civeo Corp.	8,328	187,963
#*	Clarivate PLC	33,422	783,746
*	Clean Harbors, Inc.	106,173	11,948,709
#*	Colfax Corp.	190,894	9,853,948
	Columbus McKinnon Corp.	45,169	2,135,139
	Comfort Systems USA, Inc.	76,089	6,959,861
*	Commercial Vehicle Group, Inc.	60,558	608,002
	CompX International, Inc.	5,126	110,722
#*	Construction Partners, Inc., Class A	67,152	2,391,283
#*	Copa Holdings SA, Class A	55,407	4,097,902
*	Copart, Inc.	177,103	27,502,325
*	Cornerstone Building Brands, Inc.	160,128	2,291,432
	Costamare, Inc.	192,002	2,574,747
*	CoStar Group, Inc.	177,750	15,295,387
	Covanta Holding Corp.	253,383	5,113,269
*	Covenant Logistics Group, Inc.	45,000	1,278,000
*	CPI Aerostructures, Inc.	14,667	44,001
	CRA International, Inc.	15,631	1,716,596
	Crane Co.	100,986	10,429,834
#	CSW Industrials, Inc.	32,483	4,502,793
	CSX Corp.	1,669,281	60,377,894
	Cummins, Inc.	206,674	49,568,692
	Curtiss-Wright Corp.	82,346	10,513,937
#*	Daseke, Inc.	9,684	91,514
	Deere & Co.	212,846	72,859,314
*	Delta Air Lines, Inc.	205,101	8,025,602
	Deluxe Corp.	65,997	2,354,113
*	DLH Holdings Corp.	17,566	267,355

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Donaldson Co., Inc.	244,259	$14,657,983
	Douglas Dynamics, Inc.	48,640	2,057,472
	Dover Corp.	157,482	26,627,057
*	Ducommun, Inc.	24,955	1,207,572
*	DXP Enterprises, Inc.	35,665	1,175,518
*	Dycom Industries, Inc.	74,706	5,933,151
#*	Eagle Bulk Shipping, Inc.	15,618	672,355
	Eastern Co.	10,629	255,415
	Eaton Corp. PLC	232,733	38,345,089
*	Echo Global Logistics, Inc.	70,810	3,415,166
	EMCOR Group, Inc.	124,882	15,171,914
	Emerson Electric Co.	439,547	42,640,454
	Encore Wire Corp.	46,521	6,236,605
#*	Energy Recovery, Inc.	2,624	53,320
	Enerpac Tool Group Corp.	107,805	2,252,046
	EnerSys	76,542	6,126,422
	Eneti, Inc.	14,946	211,785
	Ennis, Inc.	54,680	1,035,639
	EnPro Industries, Inc.	42,312	3,793,694
	Equifax, Inc.	67,418	18,703,776
	ESCO Technologies, Inc.	42,104	3,560,314
	Espey Manufacturing & Electronics Corp.	1,489	22,529
*	EVI Industries, Inc.	100	3,150
*	Evoqua Water Technologies Corp.	51,029	2,134,543
*	ExOne Co.	6,834	157,319
	Expeditors International of Washington, Inc.	158,007	19,475,943
	Exponent, Inc.	77,477	8,894,360
	Fastenal Co.	518,063	29,571,036
	Federal Signal Corp.	131,886	5,646,040
	FedEx Corp.	204,038	48,057,070
	Flowserve Corp.	217,411	7,309,358
*	Forrester Research, Inc.	33,301	1,773,278
	Fortive Corp.	210,263	15,919,012
	Fortune Brands Home & Security, Inc.	241,697	24,508,076
	Forward Air Corp.	49,394	4,967,061
*	Franklin Covey Co.	20,263	856,112
	Franklin Electric Co., Inc.	82,295	7,108,642
*	FTI Consulting, Inc.	68,227	9,819,230
#	GATX Corp.	70,939	6,728,564
	Genco Shipping & Trading Ltd.	79,689	1,368,260
*	Gencor Industries, Inc.	20,887	233,099
*	Generac Holdings, Inc.	59,830	29,828,845
	General Dynamics Corp.	169,189	34,303,070
	General Electric Co.	385,532	40,430,741
*	Gibraltar Industries, Inc.	55,421	3,611,232
#	Global Industrial Co.	75,437	3,061,233
*	GMS, Inc.	79,138	3,919,705
#	Gorman-Rupp Co.	57,516	2,445,580
	Graco, Inc.	255,112	19,179,320
	GrafTech International Ltd.	190,704	2,040,533
	Graham Corp.	16,735	212,702
#	Granite Construction, Inc.	88,551	3,287,013
*	Great Lakes Dredge & Dock Corp.	228,135	3,472,215
	Greenbrier Cos., Inc.	70,478	2,891,008
	Griffon Corp.	126,056	3,339,223
*	GXO Logistics, Inc.	186,001	16,516,889
	H&E Equipment Services, Inc.	94,834	4,275,117
*	Harsco Corp.	146,327	2,502,192
#*	Hawaiian Holdings, Inc.	88,838	1,719,015

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Healthcare Services Group, Inc.	89,501	$1,717,524
	Heartland Express, Inc.	174,654	2,852,100
	HEICO Corp.	44,480	6,200,067
	HEICO Corp., Class A	61,977	7,789,269
	Heidrick & Struggles International, Inc.	43,173	2,023,950
	Helios Technologies, Inc.	64,285	5,853,149
	Herc Holdings, Inc.	72,161	13,136,188
*	Heritage-Crystal Clean, Inc.	40,929	1,419,008
	Herman Miller, Inc.	170,273	6,627,025
#*	Hexcel Corp.	147,880	8,390,711
*	Hill International, Inc.	110,429	225,275
	Hillenbrand, Inc.	165,626	7,529,358
	HNI Corp.	94,485	3,533,739
	Honeywell International, Inc.	438,151	95,788,572
	Howmet Aerospace, Inc.	334,507	9,931,513
*	Hub Group, Inc., Class A	71,789	5,640,462
	Hubbell, Inc.	109,724	21,875,674
*	Hudson Global, Inc.	15,507	258,967
	Huntington Ingalls Industries, Inc.	68,352	13,857,001
	Hurco Cos., Inc.	16,016	519,719
*	Huron Consulting Group, Inc.	44,751	2,244,710
#*	Huttig Building Products, Inc.	1,912	13,671
	Hyster-Yale Materials Handling, Inc.	23,842	1,145,370
*	IAA, Inc.	184,165	10,985,442
	ICF International, Inc.	35,088	3,525,993
	IDEX Corp.	55,745	12,407,165
*	IES Holdings, Inc.	6,920	344,962
	IHS Markit Ltd.	23,400	3,058,848
	Illinois Tool Works, Inc.	230,878	52,610,170
*	Ingersoll Rand, Inc.	372,147	20,006,623
	Innovative Solutions & Support, Inc.	12,502	84,514
	Insperity, Inc.	52,909	6,613,625
	Insteel Industries, Inc.	46,239	1,880,540
	Interface, Inc.	142,557	2,047,119
	ITT, Inc.	153,866	14,474,175
	Jacobs Engineering Group, Inc.	91,834	12,895,330
	JB Hunt Transport Services, Inc.	113,434	22,368,050
*	JELD-WEN Holding, Inc.	206,093	5,649,009
#*	JetBlue Airways Corp.	489,957	6,874,097
	John Bean Technologies Corp.	62,465	9,229,204
	Johnson Controls International PLC	327,782	24,049,365
	Kadant, Inc.	23,674	5,258,469
	Kaman Corp.	50,031	1,790,609
	Kansas City Southern	83,478	25,899,049
*	KAR Auction Services, Inc.	232,415	3,409,528
	KBR, Inc.	267,728	11,362,376
	Kelly Services, Inc., Class A	67,205	1,211,706
	Kennametal, Inc.	171,847	6,830,918
	Kforce, Inc.	62,201	4,028,137
	Kimball International, Inc., Class B	91,756	997,388
*	Kirby Corp.	103,353	5,416,731
	Knight-Swift Transportation Holdings, Inc.	278,609	15,794,344
	Korn Ferry	119,716	9,243,272
*	Kratos Defense & Security Solutions, Inc.	175,939	3,763,335
	L3Harris Technologies, Inc.	104,146	24,009,819
	Landstar System, Inc.	73,700	12,957,197
*	Lawson Products, Inc.	15,719	796,953
*	LB Foster Co., Class A	19,948	317,772
	Leidos Holdings, Inc.	198,992	19,895,220

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Lennox International, Inc.	38,309	$11,465,118
*	Limbach Holdings, Inc.	8,154	57,323
	Lincoln Electric Holdings, Inc.	110,830	15,782,192
	Lindsay Corp.	18,041	2,628,032
	Lockheed Martin Corp.	186,232	61,888,618
*	LS Starrett Co., Class A	90,794	917,019
	LSI Industries, Inc.	73,480	546,691
*	Lyft, Inc., Class A	100,941	4,630,164
	Macquarie Infrastructure Holdings LLC	117,892	435,021
*	Manitex International, Inc.	31,987	206,956
*	Manitowoc Co., Inc.	71,737	1,537,324
	ManpowerGroup, Inc.	110,436	10,673,639
	ManTech International Corp., Class A	51,563	4,445,762
	Marten Transport Ltd.	176,079	2,928,194
	Masco Corp.	196,906	12,907,188
*	Masonite International Corp.	53,770	6,452,938
#*	MasTec, Inc.	186,825	16,651,712
*	Mastech Digital, Inc.	14,713	272,779
*	Matrix Service Co.	52,921	541,382
	Matson, Inc.	104,665	8,716,501
	Matthews International Corp., Class A	59,295	2,037,969
	Maxar Technologies, Inc.	12,200	323,910
	McGrath RentCorp.	52,725	3,803,582
*	Mercury Systems, Inc.	79,052	4,074,340
*	Meritor, Inc.	193,031	4,698,375
*	Mesa Air Group, Inc.	55,281	416,819
*	Middleby Corp.	89,166	16,267,445
	Miller Industries, Inc.	14,667	530,065
*	Mistras Group, Inc.	54,077	531,036
	Moog, Inc., Class A	62,169	4,695,625
*	MRC Global, Inc.	152,455	1,265,377
	MSA Safety, Inc.	60,905	9,320,292
	MSC Industrial Direct Co., Inc., Class A	93,907	7,894,761
	Mueller Industries, Inc.	123,214	6,485,985
	Mueller Water Products, Inc., Class A	325,032	5,333,775
*	MYR Group, Inc.	39,987	4,084,672
	National Presto Industries, Inc.	14,955	1,243,508
	Nielsen Holdings PLC	633,041	12,819,080
	NL Industries, Inc.	260,217	1,501,452
*	NN, Inc.	80,710	402,743
	Nordson Corp.	57,850	14,706,049
	Norfolk Southern Corp.	156,816	45,954,929
	Northrop Grumman Corp.	116,050	41,455,381
*	Northwest Pipe Co.	9,070	215,503
*	NOW, Inc.	217,437	1,569,895
*	NV5 Global, Inc.	22,888	2,383,327
	nVent Electric PLC	241,846	8,573,441
	Old Dominion Freight Line, Inc.	130,802	44,649,263
#	Omega Flex, Inc.	6,188	895,775
*	Orion Energy Systems, Inc.	5,003	20,462
*	Orion Group Holdings, Inc.	85,460	380,297
	Oshkosh Corp.	142,318	15,228,026
	Otis Worldwide Corp.	270,834	21,750,679
	Owens Corning	161,285	15,065,632
*	P&F Industries, Inc., Class A	504	3,296
	PACCAR, Inc.	391,123	35,052,443
*	PAM Transportation Services, Inc.	31,192	1,928,289
	Pangaea Logistics Solutions Ltd.	45,179	204,209
	Park Aerospace Corp.	47,012	615,387

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Parker-Hannifin Corp.	168,373	$49,937,748
	Park-Ohio Holdings Corp.	24,296	566,583
	Patriot Transportation Holding, Inc.	3,354	51,417
	Pentair PLC	318,645	23,570,171
*	Perma-Fix Environmental Services, Inc.	9,203	66,262
*	Perma-Pipe International Holdings, Inc.	8,588	73,427
*	PGT Innovations, Inc.	113,912	2,432,021
	Pitney Bowes, Inc.	217,515	1,509,554
#*	Plug Power, Inc.	102,767	3,932,893
#	Powell Industries, Inc.	29,898	773,162
	Preformed Line Products Co.	9,850	683,590
	Primoris Services Corp.	107,379	2,893,864
*	Proto Labs, Inc.	39,420	2,357,710
*	Quad/Graphics, Inc.	93,200	367,208
	Quanex Building Products Corp.	72,949	1,511,503
	Quanta Services, Inc.	203,621	24,695,155
*	Radiant Logistics, Inc.	103,930	699,449
*	Raven Industries, Inc.	60,903	3,521,411
	Raytheon Technologies Corp.	782,005	69,488,964
*	RBC Bearings, Inc.	37,463	8,763,720
*	RCM Technologies, Inc.	7,192	42,936
*	Red Violet, Inc.	3,537	112,653
	Regal Beloit Corp.	136,352	20,770,500
	Republic Services, Inc.	273,176	36,769,490
*	Resideo Technologies, Inc.	85,646	2,112,030
	Resources Connection, Inc.	62,602	1,089,901
	REV Group, Inc.	120,030	1,813,653
	Robert Half International, Inc.	228,120	25,793,528
	Rockwell Automation, Inc.	112,334	35,879,480
#	Rollins, Inc.	311,938	10,989,576
	Roper Technologies, Inc.	50,743	24,755,987
	Rush Enterprises, Inc., Class A	104,853	5,460,744
	Rush Enterprises, Inc., Class B	11,071	572,481
	Ryder System, Inc.	144,467	12,272,472
*	Saia, Inc.	57,953	18,118,426
	Schneider National, Inc., Class B	162,889	4,062,452
	Science Applications International Corp.	114,278	10,259,879
*	Sensata Technologies Holding PLC	273,101	15,047,865
*	Servotronics, Inc.	389	4,400
	Shyft Group, Inc.	72,868	3,002,890
*	SIFCO Industries, Inc.	3,251	24,935
	Simpson Manufacturing Co., Inc.	77,914	8,265,896
#*	SiteOne Landscape Supply, Inc.	61,370	14,419,495
*	SkyWest, Inc.	123,767	5,325,694
	Snap-on, Inc.	95,887	19,487,115
*	Southwest Airlines Co.	430,236	20,341,558
*	SP Plus Corp.	50,772	1,637,397
	Spirit AeroSystems Holdings, Inc., Class A	180,727	7,462,218
#*	Spirit Airlines, Inc.	155,695	3,401,936
*	SPX Corp.	80,175	4,657,366
	SPX FLOW, Inc.	94,518	7,061,440
	Standex International Corp.	25,488	2,836,050
	Stanley Black & Decker, Inc.	149,484	26,866,759
	Steelcase, Inc., Class A	190,439	2,266,224
*	Stericycle, Inc.	131,206	8,780,306
*	Sterling Construction Co., Inc.	62,906	1,512,260
#*	Sunrun, Inc.	264,505	15,256,648
*	Taylor Devices, Inc.	100	1,195
*	Team, Inc.	65,371	158,198

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Tecnoglass, Inc.	7,622	$220,123
	Tennant Co.	40,156	3,190,796
	Terex Corp.	145,160	6,503,168
	Tetra Tech, Inc.	78,447	13,780,000
*	Textainer Group Holdings Ltd.	115,302	4,530,216
	Textron, Inc.	269,319	19,889,208
*	Thermon Group Holdings, Inc.	63,420	1,095,898
	Timken Co.	152,992	10,854,782
*	Titan International, Inc.	216,752	1,564,949
*	Titan Machinery, Inc.	49,817	1,415,799
	Toro Co.	146,278	13,965,161
#*	TPI Composites, Inc.	57,018	1,917,515
	Trane Technologies PLC	184,818	33,439,121
*	Transcat, Inc.	14,702	1,100,886
*	TransDigm Group, Inc.	38,811	24,211,078
	TransUnion	148,725	17,146,505
#*	Trex Co., Inc.	141,880	15,096,032
*	TriNet Group, Inc.	123,118	12,465,698
#	Trinity Industries, Inc.	239,395	6,715,030
	Triton International Ltd.	159,067	9,892,377
*	TrueBlue, Inc.	80,053	2,229,476
*	Tutor Perini Corp.	130,929	1,783,253
*	Twin Disc, Inc.	24,297	329,953
*	U.S. Ecology, Inc.	48,288	1,554,391
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	261,869
*	Uber Technologies, Inc.	205,036	8,984,678
	UFP Industries, Inc.	110,846	9,070,528
*	Ultralife Corp.	26,332	164,838
	UniFirst Corp.	26,576	5,260,985
	Union Pacific Corp.	458,821	110,759,389
*	United Airlines Holdings, Inc.	237,811	10,972,600
	United Parcel Service, Inc., Class B	506,541	108,131,307
*	United Rentals, Inc.	144,382	54,736,660
*	Univar Solutions, Inc.	262,523	6,715,338
	Universal Logistics Holdings, Inc.	63,922	1,347,476
*	Upwork, Inc.	76,029	3,582,486
*	USA Truck, Inc.	19,734	380,274
	Valmont Industries, Inc.	37,586	8,981,551
*	Vectrus, Inc.	21,780	1,054,805
	Verisk Analytics, Inc., Class A	134,242	28,227,065
*	Veritiv Corp.	49,822	5,344,406
*	Viad Corp.	37,433	1,660,902
*	Vicor Corp.	27,067	4,103,087
*	Vidler Water Resouces, Inc.	35,211	435,208
*	Virco Mfg. Corp.	14,468	48,034
#*	Volt Information Sciences, Inc.	243,406	798,372
	VSE Corp.	23,879	1,326,478
	Wabash National Corp.	118,253	1,836,469
	Waste Management, Inc.	314,321	50,363,654
	Watsco, Inc.	50,740	14,693,289
	Watsco, Inc., Class B	2,268	656,393
	Watts Water Technologies, Inc., Class A	47,397	9,006,378
*	Welbilt, Inc.	187,572	4,437,954
	Werner Enterprises, Inc.	154,083	6,983,042
*	WESCO International, Inc.	112,876	14,624,215
	Westinghouse Air Brake Technologies Corp.	169,707	15,397,516
#*	Willdan Group, Inc.	18,461	617,151
*	Willis Lease Finance Corp.	4,420	179,054
*	WillScot Mobile Mini Holdings Corp.	418,008	14,525,778

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Woodward, Inc.	104,312	$11,782,040
	WW Grainger, Inc.	50,698	23,478,751
*	XPO Logistics, Inc.	186,001	15,958,886
	Xylem, Inc.	138,531	18,090,763
*	Yellow Corp.	20,558	179,883
	Zurn Water Solutions Corp.	221,032	8,019,041

TOTAL INDUSTRIALS			4,104,794,591

INFORMATION TECHNOLOGY — (24.0%)
#*	3D Systems Corp.	195,732	5,511,813
	Accenture PLC, Class A	449,468	161,264,624
*	ACI Worldwide, Inc.	195,643	6,002,327
#*	ACM Research, Inc., Class A	11,326	1,202,481
#*	ADDvantage Technologies Group, Inc.	3,642	8,122
*	Adobe, Inc.	257,391	167,396,811
	ADTRAN, Inc.	158,563	2,930,244
	Advanced Energy Industries, Inc.	63,206	5,803,575
*	Advanced Micro Devices, Inc.	588,655	70,773,991
*	Agilysys, Inc.	32,445	1,548,275
*	Airgain, Inc.	10,681	119,948
*	Akamai Technologies, Inc.	160,252	16,900,176
#*	Alarm.com Holdings, Inc.	53,436	4,502,517
*	Alithya Group, Inc., Class A	19,215	53,033
	Alliance Data Systems Corp.	81,515	6,949,154
*	Alpha & Omega Semiconductor Ltd.	72,667	2,517,912
#*	Altair Engineering, Inc., Class A	13,164	1,024,028
#*	Alteryx, Inc., Class A	18,008	1,318,006
*	Ambarella, Inc.	49,679	9,231,849
	Amdocs Ltd.	148,537	11,562,120
	American Software, Inc., Class A	48,020	1,389,219
	Amkor Technology, Inc.	538,854	11,811,680
	Amphenol Corp., Class A	380,732	29,228,796
*	Amtech Systems, Inc.	28,269	424,600
	Analog Devices, Inc.	336,020	58,296,110
*	Anaplan, Inc.	43,388	2,829,331
*	ANSYS, Inc.	49,330	18,724,681
#*	Appfolio, Inc., Class A	13,609	1,792,169
	Apple, Inc.	10,292,298	1,541,786,240
	Applied Materials, Inc.	626,740	85,644,021
*	Applied Optoelectronics, Inc.	18,185	139,115
*	Arista Networks, Inc.	59,322	24,303,630
*	Arlo Technologies, Inc.	150,424	1,037,926
*	Arrow Electronics, Inc.	121,388	14,050,661
#*	Asana, Inc., Class A	3,082	418,536
*	Aspen Technology, Inc.	82,932	12,994,615
*	AstroNova, Inc.	10,455	172,508
*	Asure Software, Inc.	18,562	179,309
*	Atlassian Corp. PLC, Class A	25,965	11,895,345
*	Autodesk, Inc.	118,624	37,676,169
	Automatic Data Processing, Inc.	341,430	76,647,621
*	Avalara, Inc.	34,754	6,243,209
*	Avaya Holdings Corp.	161,848	3,013,610
*	Aviat Networks, Inc.	44,312	1,267,323
*	Avid Technology, Inc.	61,557	1,762,992
	Avnet, Inc.	173,801	6,623,556
*	Aware, Inc.	26,185	92,171
*	Axcelis Technologies, Inc.	62,487	3,432,411
*	AXT, Inc.	84,751	692,416
	Badger Meter, Inc.	52,012	5,318,227

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Bel Fuse, Inc., Class A	1,700	$25,356
	Bel Fuse, Inc., Class B	19,194	267,180
	Belden, Inc.	82,311	4,955,945
	Benchmark Electronics, Inc.	68,774	1,603,122
#*	Bill.Com Holdings, Inc.	900	264,879
	BK Technologies Corp.	6,762	19,948
*	Black Knight, Inc.	116,435	8,163,258
#*	Blackbaud, Inc.	60,698	4,310,165
#*	Blackline, Inc.	12,284	1,558,471
*	BM Technologies, Inc.	9,173	82,007
*	Bottomline Technologies De, Inc.	37,717	1,746,297
*	Box, Inc., Class A	91,742	2,369,696
#*	Brightcove, Inc.	5,600	55,552
	Broadcom, Inc.	319,994	170,131,210
	Broadridge Financial Solutions, Inc.	136,602	24,371,163
	Brooks Automation, Inc.	106,339	12,383,177
#*	BSQUARE Corp.	17,115	38,166
*	Cadence Design Systems, Inc.	178,680	30,931,295
*	CalAmp Corp.	81,860	787,493
*	Calix, Inc.	102,448	6,412,220
*	Cambium Networks Corp.	18,700	527,714
	Cass Information Systems, Inc.	28,092	1,151,491
	CDK Global, Inc.	154,754	6,734,894
	CDW Corp.	132,328	24,699,021
#*	Cerence, Inc.	63,456	6,671,129
*	Ceridian HCM Holding, Inc.	57,326	7,180,081
*	CEVA, Inc.	27,938	1,274,252
*	ChannelAdvisor Corp.	39,118	997,900
*	Ciena Corp.	268,852	14,595,975
*	Cirrus Logic, Inc.	100,651	8,133,607
	Cisco Systems, Inc.	2,696,369	150,915,773
	Citrix Systems, Inc.	91,409	8,659,175
*	Clearfield, Inc.	21,492	1,214,083
*	ClearOne, Inc.	8,800	13,904
*	Cloudflare, Inc., Class A	42,253	8,227,504
	CMC Materials, Inc.	50,111	6,432,749
#*	Coda Octopus Group, Inc.	10,231	86,350
	Cognex Corp.	94,237	8,254,219
	Cognizant Technology Solutions Corp., Class A	444,586	34,717,721
*	Cognyte Software Ltd.	103,080	2,052,323
*	Coherent, Inc.	39,119	9,951,874
*	Cohu, Inc.	80,407	2,576,240
*	CommScope Holding Co., Inc.	185,440	1,986,062
#	Communications Systems, Inc.	21,690	82,422
*	CommVault Systems, Inc.	30,682	1,886,943
*	Computer Task Group, Inc.	36,691	284,722
	Comtech Telecommunications Corp.	70,327	1,516,953
	Concentrix Corp.	106,089	18,849,894
*	Conduent, Inc.	433,302	2,924,788
*	Consensus Cloud Solutions, Inc.	33,567	2,125,798
	Corning, Inc.	623,539	22,179,282
#*	Coupa Software, Inc.	26,453	6,023,348
*	Crowdstrike Holdings, Inc., Class A	30,883	8,702,829
	CSG Systems International, Inc.	73,745	3,690,937
*	CSP, Inc.	1,909	16,265
	CTS Corp.	62,834	2,238,147
*	CyberOptics Corp.	12,288	513,147
*	Daktronics, Inc.	101,797	564,973
*	Data I/O Corp.	13,075	70,867

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Datadog, Inc., Class A	49,838	$8,325,438
*	Dell Technologies, Inc., Class C	102,221	11,243,288
*	Digi International, Inc.	53,587	1,154,800
*	Diodes, Inc.	95,808	9,206,191
*	DocuSign, Inc.	31,545	8,778,658
	Dolby Laboratories, Inc., Class A	101,883	9,001,363
*	Dropbox, Inc., Class A	169,039	5,153,999
*	DSP Group, Inc.	43,888	964,219
*	DXC Technology Co.	371,237	12,091,189
*	Dynatrace, Inc.	43,731	3,279,825
*	DZS, Inc.	39,128	426,495
#	Ebix, Inc.	57,425	1,884,114
*	eGain Corp.	35,687	368,290
*	Elastic NV	32,766	5,685,229
*	EMCORE Corp.	47,148	352,667
*	Enphase Energy, Inc.	63,767	14,770,350
	Entegris, Inc.	142,666	20,084,519
*	Envestnet, Inc.	47,975	4,005,912
*	EPAM Systems, Inc.	29,979	20,183,062
*	ePlus, Inc.	31,035	3,431,540
*	Euronet Worldwide, Inc.	71,012	7,966,836
#*	Everbridge, Inc.	7,700	1,226,687
	EVERTEC, Inc.	109,902	4,968,669
*	Evo Payments, Inc., Class A	45,014	975,904
*	ExlService Holdings, Inc.	59,695	7,320,398
*	Extreme Networks, Inc.	18,200	178,906
*	F5 Networks, Inc.	73,790	15,580,758
*	Fabrinet	62,413	5,991,648
*	Fair Isaac Corp.	27,636	11,004,655
*	FARO Technologies, Inc.	31,005	2,281,038
	Fidelity National Information Services, Inc.	318,277	35,245,995
#*	First Solar, Inc.	156,531	18,719,542
*	Fiserv, Inc.	278,547	27,434,094
*	Five9, Inc.	17,328	2,737,997
*	FleetCor Technologies, Inc.	91,416	22,617,233
*	Flex Ltd.	1,019,030	17,221,607
*	FormFactor, Inc.	125,085	4,975,881
*	Fortinet, Inc.	117,534	39,531,386
*	Frequency Electronics, Inc.	11,552	115,404
*	Gartner, Inc.	97,311	32,298,494
*	Genasys, Inc.	28,220	143,358
	Genpact Ltd.	324,927	16,035,147
	Global Payments, Inc.	149,441	21,368,569
*	Globant SA	46,298	14,777,859
*	GoDaddy, Inc., Class A	109,951	7,605,311
*	GSI Technology, Inc.	38,386	199,223
#*	Guidewire Software, Inc.	54,204	6,815,069
	Hackett Group, Inc.	55,623	1,175,870
*	Harmonic, Inc.	189,187	1,715,926
	Hewlett Packard Enterprise Co.	1,228,466	17,997,027
	HP, Inc.	867,899	26,323,377
*	HubSpot, Inc.	12,544	10,163,525
*	I3 Verticals, Inc., Class A	1,200	26,868
*	Ichor Holdings Ltd.	38,178	1,669,142
#*	Identiv, Inc.	15,673	300,295
#*	II-VI, Inc.	13,264	802,605
#*	Immersion Corp.	51,298	409,871
#*	Infinera Corp.	274,773	2,085,527
	Information Services Group, Inc.	73,262	597,085

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Innodata, Inc.	35,954	$381,831
*	Insight Enterprises, Inc.	77,307	7,320,973
	Intel Corp.	4,067,165	199,291,085
	InterDigital, Inc.	49,658	3,324,603
	International Business Machines Corp.	798,816	99,931,882
*	inTEST Corp.	11,556	127,925
*	Intevac, Inc.	37,250	173,958
	Intuit, Inc.	151,749	94,993,357
*	IPG Photonics Corp.	69,066	10,982,185
*	Issuer Direct Corp.	1,400	35,658
*	Iteris, Inc.	49,178	263,594
*	Itron, Inc.	65,936	5,127,843
	Jabil, Inc.	408,354	24,484,906
	Jack Henry & Associates, Inc.	72,497	12,069,301
	Juniper Networks, Inc.	345,665	10,204,031
*	Key Tronic Corp.	11,279	72,750
*	Keysight Technologies, Inc.	198,454	35,725,689
*	Kimball Electronics, Inc.	24,551	705,841
	KLA Corp.	142,097	52,968,078
*	Knowles Corp.	179,055	3,731,506
	Kulicke & Soffa Industries, Inc.	134,547	7,669,179
*	KVH Industries, Inc.	31,726	325,509
	Lam Research Corp.	126,288	71,172,128
*	Lantronix, Inc.	13,349	129,485
*	Lattice Semiconductor Corp.	160,251	11,127,829
#*	LGL Group, Inc.	1,687	21,357
#*	Limelight Networks, Inc.	175,677	523,517
	Littelfuse, Inc.	40,097	11,810,571
*	LiveRamp Holdings, Inc.	108,125	5,785,769
#*	Lumentum Holdings, Inc.	83,057	6,858,847
*	Luna Innovations, Inc.	49,988	486,883
*	MACOM Technology Solutions Holdings, Inc.	115,182	8,042,007
*	Magnachip Semiconductor Corp.	35,188	667,164
#*	Mandiant, Inc.	109,475	1,909,244
*	Manhattan Associates, Inc.	74,044	13,441,948
	Marvell Technology, Inc.	620,366	42,495,071
	Mastercard, Inc., Class A	615,761	206,600,131
	Maximus, Inc.	117,123	9,905,092
*	MaxLinear, Inc.	110,742	6,976,746
	Methode Electronics, Inc.	70,164	2,951,799
	Microchip Technology, Inc.	422,216	31,281,983
	Micron Technology, Inc.	942,499	65,126,681
	Microsoft Corp.	4,150,122	1,376,263,458
*	Mimecast Ltd.	43,350	3,270,324
#*	Mitek Systems, Inc.	53,036	998,668
	MKS Instruments, Inc.	94,770	14,220,238
#*	MoneyGram International, Inc.	161,600	964,752
#*	MongoDB, Inc.	19,934	10,391,395
	Monolithic Power Systems, Inc.	27,747	14,579,939
	Motorola Solutions, Inc.	103,220	25,659,460
#*	N-Able, Inc.	15,567	207,041
*	Napco Security Technologies, Inc.	28,210	1,352,952
	National Instruments Corp.	168,151	7,141,373
#*	NCR Corp.	240,074	9,492,526
*	NeoPhotonics Corp.	96,042	971,945
	NetApp, Inc.	212,469	18,973,482
*	NETGEAR, Inc.	61,594	1,775,755
*	NetScout Systems, Inc.	141,609	3,831,940
*	NetSol Technologies, Inc.	15,653	70,752

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Network-1 Technologies, Inc.	28,392	$79,782
*	New Relic, Inc.	37,022	3,004,706
	NortonLifeLock, Inc.	471,036	11,987,866
*	Novanta, Inc.	45,796	7,902,558
*	Nuance Communications, Inc.	290,153	15,972,923
*	Nutanix, Inc., Class A	53,266	1,827,556
	NVE Corp.	5,648	383,895
	NVIDIA Corp.	1,138,596	291,104,839
	NXP Semiconductors NV	29,485	5,922,357
*	Okta, Inc.	36,811	9,098,943
*	ON Semiconductor Corp.	448,097	21,540,023
#*	One Stop Systems, Inc.	700	3,507
*	OneSpan, Inc.	56,751	1,158,855
*	Onto Innovation, Inc.	87,794	6,954,163
*	Optical Cable Corp.	3,696	14,267
	Oracle Corp.	1,136,589	109,044,349
*	OSI Systems, Inc.	39,873	3,712,575
*	Palantir Technologies, Inc., Class A	61,655	1,595,631
#*	Palo Alto Networks, Inc.	23,533	11,980,415
#*	PAR Technology Corp.	24,070	1,512,077
	Paychex, Inc.	284,346	35,054,175
*	Paycom Software, Inc.	49,339	27,030,371
*	Paylocity Holding Corp.	36,212	11,049,730
*	PayPal Holdings, Inc.	414,542	96,418,324
	PC Connection, Inc.	56,955	2,622,778
	PC-Tel, Inc.	205,594	1,184,221
*	PDF Solutions, Inc.	64,721	1,522,885
	Pegasystems, Inc.	39,495	4,688,846
#*	Perficient, Inc.	57,321	7,084,876
*	PFSweb, Inc.	35,131	456,703
*	Photronics, Inc.	363,549	4,722,502
#*	Pixelworks, Inc.	42,541	173,993
*	Plexus Corp.	46,821	4,088,410
	Power Integrations, Inc.	97,536	10,066,691
#	Progress Software Corp.	90,436	4,649,315
*	PTC, Inc.	105,278	13,407,153
*	Pure Storage, Inc., Class A	224,117	6,019,783
*	Q2 Holdings, Inc.	8,000	627,680
	QAD, Inc., Class B	1,959	171,236
*	Qorvo, Inc.	110,976	18,669,492
	QUALCOMM, Inc.	829,776	110,393,399
*	Qualys, Inc.	50,301	6,261,468
#*	QuickLogic Corp.	2,500	14,875
*	Rambus, Inc.	211,363	4,918,417
#*	RealNetworks, Inc.	447,050	719,750
*	RF Industries Ltd.	9,040	68,794
*	Ribbon Communications, Inc.	234,020	1,280,089
	Richardson Electronics Ltd.	16,123	175,902
*	RingCentral, Inc., Class A	21,106	5,145,221
*	Rogers Corp.	29,975	6,028,572
#*	Sailpoint Technologies Holdings, Inc.	73,881	3,544,810
*	salesforce.com, Inc.	267,063	80,036,110
*	Sanmina Corp.	143,556	5,419,239
#	Sapiens International Corp. NV	13,138	458,910
*	ScanSource, Inc.	54,764	1,959,456
	Seagate Technology Holdings PLC	244,144	21,745,906
*	Semtech Corp.	69,575	5,915,962
*	ServiceNow, Inc.	38,459	26,835,152
*	ServiceSource International, Inc.	54,518	70,873

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SigmaTron International, Inc.	3,900	$34,320
#*	Silicon Laboratories, Inc.	48,623	9,178,077
	Skyworks Solutions, Inc.	179,788	30,047,968
#*	SMART Global Holdings, Inc.	51,113	2,732,501
*	Smartsheet, Inc., Class A	13,400	924,734
*	SolarEdge Technologies, Inc.	27,040	9,590,547
	SolarWinds Corp.	15,567	250,629
*	Splunk, Inc.	50,785	8,370,384
*	SPS Commerce, Inc.	37,852	5,781,136
#*	Square, Inc., Class A	63,840	16,247,280
	SS&C Technologies Holdings, Inc.	248,880	19,778,494
*	StarTek, Inc.	56,562	311,091
*	Stratasys Ltd.	102,111	3,220,581
*	Super Micro Computer, Inc.	17,992	636,737
	Switch, Inc., Class A	50,993	1,289,103
*	Synaptics, Inc.	55,016	10,704,463
#*	Synchronoss Technologies, Inc.	67,228	177,482
	SYNNEX Corp.	106,389	11,170,845
*	Synopsys, Inc.	67,051	22,340,052
	TE Connectivity Ltd.	199,061	29,062,906
*	Teledyne Technologies, Inc.	39,945	17,944,093
*	Teradata Corp.	184,108	10,413,148
	Teradyne, Inc.	146,614	20,267,919
*	TESSCO Technologies, Inc.	14,267	74,759
	Texas Instruments, Inc.	750,861	140,771,420
*	Trade Desk, Inc., Class A	193,380	14,486,096
*	TransAct Technologies, Inc.	8,492	119,907
*	Trimble, Inc.	215,318	18,812,334
*	Trio-Tech International	1,525	6,863
#*	TSR, Inc.	210	2,218
	TTEC Holdings, Inc.	98,760	9,321,956
*	TTM Technologies, Inc.	195,450	2,587,758
#*	Turtle Beach Corp.	15,946	458,607
*	Twilio, Inc., Class A	50,024	14,574,993
*	Tyler Technologies, Inc.	22,321	12,125,214
#	Ubiquiti, Inc.	15,157	4,630,918
*	Ultra Clean Holdings, Inc.	76,723	3,803,159
*	Unisys Corp.	88,886	2,272,815
	Universal Display Corp.	44,000	8,060,800
*	Upland Software, Inc.	16,499	550,572
#*	Veeco Instruments, Inc.	115,605	2,808,045
#*	Verint Systems, Inc.	103,080	4,803,528
*	VeriSign, Inc.	85,676	19,077,475
#*	Verra Mobility Corp.	18,647	277,467
*	Viasat, Inc.	88,635	5,290,623
*	Viavi Solutions, Inc.	378,130	5,823,202
#	Visa, Inc., Class A	999,910	211,750,941
	Vishay Intertechnology, Inc.	247,054	4,748,378
*	Vishay Precision Group, Inc.	25,485	868,784
#*	VMware, Inc., Class A	31,488	4,776,730
*	Vonage Holdings Corp.	338,242	5,452,461
	Vontier Corp.	134,771	4,559,303
#	Wayside Technology Group, Inc.	4,700	124,973
*	Western Digital Corp.	273,423	14,297,289
	Western Union Co.	329,202	5,998,060
*	WEX, Inc.	41,975	6,283,657
*	Wireless Telecom Group, Inc.	37,817	79,416
#*	Wolfspeed, Inc.	134,380	16,140,382
*	Workday, Inc., Class A	35,169	10,198,307

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xerox Holdings Corp.	383,201	$6,820,978
	Xilinx, Inc.	183,453	33,021,540
	Xperi Holding Corp.	214,925	3,851,456
*	Zebra Technologies Corp., Class A	48,859	26,088,263
*	Zendesk, Inc.	30,944	3,150,099
*	Zix Corp.	61,620	521,921
*	Zoom Video Communications, Inc., Class A	42,034	11,544,638
#*	Zscaler, Inc.	33,761	10,765,032

TOTAL INFORMATION TECHNOLOGY			8,089,860,212

MATERIALS — (4.0%)
*	Advanced Emissions Solutions, Inc.	5,237	35,559
*	AdvanSix, Inc.	53,013	2,576,432
*	AgroFresh Solutions, Inc.	5,000	10,150
	Air Products & Chemicals, Inc.	130,322	39,071,839
	Albemarle Corp.	83,168	20,831,089
	Alcoa Corp.	332,293	15,268,863
*	Allegheny Technologies, Inc.	214,550	3,454,255
	Amcor PLC	1,108,484	13,379,402
*	American Biltrite, Inc.	17	3,494
	American Vanguard Corp.	52,596	819,446
*	Ampco-Pittsburgh Corp.	199,817	1,122,972
	AptarGroup, Inc.	109,364	13,208,984
*	Arconic Corp.	125,586	3,694,740
	Ashland Global Holdings, Inc.	104,374	10,020,948
	Avery Dennison Corp.	98,454	21,435,405
	Avient Corp.	150,801	8,125,158
*	Axalta Coating Systems Ltd.	548,217	17,098,888
	Balchem Corp.	51,796	7,929,450
	Ball Corp.	286,513	26,210,209
*	Berry Global Group, Inc.	303,278	19,876,840
	Cabot Corp.	123,272	6,576,561
	Carpenter Technology Corp.	87,213	2,693,137
	Celanese Corp., Class A	117,466	18,971,934
#*	Century Aluminum Co.	183,079	2,418,474
	CF Industries Holdings, Inc.	337,094	19,146,939
	Chase Corp.	19,162	1,839,552
	Chemours Co.	298,747	8,370,891
*	Clearwater Paper Corp.	266,641	11,153,593
#*	Cleveland-Cliffs, Inc.	248,541	5,992,324
*	Coeur Mining, Inc.	372,862	2,360,216
	Commercial Metals Co.	265,048	8,529,245
	Compass Minerals International, Inc.	63,025	4,134,440
*	Core Molding Technologies, Inc.	12,521	137,731
	Corteva, Inc.	583,755	25,189,028
	Crown Holdings, Inc.	219,932	22,870,729
*	Domtar Corp.	120,815	6,595,291
	Dow, Inc.	778,999	43,600,574
	DuPont de Nemours, Inc.	191,679	13,340,858
	Eagle Materials, Inc.	68,709	10,193,667
	Eastman Chemical Co.	158,389	16,477,208
	Ecolab, Inc.	142,606	31,689,905
	Ecovyst, Inc.	6,030	70,430
	Element Solutions, Inc.	473,049	10,742,943
*	Ferro Corp.	166,450	3,498,779
#*	Ferroglobe PLC	127,443	844,947
»††	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
#*	Flotek Industries, Inc.	872,814	1,021,192
	FMC Corp.	139,497	12,695,622

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Fortitude Gold Corp.	38,385	$260,634
	Freeport-McMoRan, Inc.	1,350,823	50,953,044
	Friedman Industries, Inc.	7,421	102,113
	FutureFuel Corp.	149,608	1,056,232
*	GCP Applied Technologies, Inc.	140,194	3,169,786
	Glatfelter Corp.	87,500	1,437,625
#	Gold Resource Corp.	134,351	247,206
	Graphic Packaging Holding Co.	694,617	13,843,717
	Greif, Inc., Class A	69,652	4,505,091
	Greif, Inc., Class B	22,007	1,436,177
	Hawkins, Inc.	47,316	1,735,078
	Haynes International, Inc.	27,644	1,109,354
	HB Fuller Co.	102,295	7,212,820
	Hecla Mining Co.	1,100,814	6,362,705
	Huntsman Corp.	449,482	14,644,124
*	Ingevity Corp.	54,126	4,216,957
	Innospec, Inc.	44,386	4,021,815
	International Flavors & Fragrances, Inc.	213,300	31,451,085
	International Paper Co.	418,307	20,777,309
*	Intrepid Potash, Inc.	24,670	1,201,676
	Kaiser Aluminum Corp.	20,375	1,979,228
*	Koppers Holdings, Inc.	40,044	1,405,144
*	Kraton Corp.	66,041	3,014,772
	Kronos Worldwide, Inc.	145,361	1,894,054
	Linde PLC	225,284	71,910,653
#*	Livent Corp.	248,043	6,999,773
	Louisiana-Pacific Corp.	181,376	10,688,488
*	LSB Industries, Inc.	232,203	2,073,573
	LyondellBasell Industries NV, Class A	417,328	38,736,385
	Martin Marietta Materials, Inc.	60,666	23,832,031
	Materion Corp.	44,374	3,202,915
#*	McEwen Mining, Inc.	79,245	87,170
	Mercer International, Inc.	163,115	1,756,749
	Minerals Technologies, Inc.	73,522	5,215,651
	Mosaic Co.	385,150	16,010,685
	Myers Industries, Inc.	79,847	1,643,251
	Neenah, Inc.	38,086	1,924,866
	NewMarket Corp.	20,121	6,841,341
	Newmont Corp.	592,176	31,977,504
#	Nexa Resources SA	7,300	61,685
	Northern Technologies International Corp.	11,400	173,850
	Nucor Corp.	324,352	36,213,901
*	O-I Glass, Inc.	349,557	4,561,719
	Olin Corp.	343,766	19,587,787
	Olympic Steel, Inc.	42,024	1,133,387
	Packaging Corp. of America	167,162	22,963,044
	PPG Industries, Inc.	241,598	38,793,391
#	Quaker Chemical Corp.	641	157,583
*	Ramaco Resources, Inc.	2,300	42,757
*	Rayonier Advanced Materials, Inc.	117,687	844,993
	Reliance Steel & Aluminum Co.	123,646	18,072,099
	Resolute Forest Products, Inc.	163,412	1,921,725
	Royal Gold, Inc.	91,793	9,089,343
	RPM International, Inc.	154,445	13,467,604
	Ryerson Holding Corp.	91,981	2,424,619
	Schnitzer Steel Industries, Inc., Class A	57,115	3,072,787
	Schweitzer-Mauduit International, Inc.	68,859	2,399,048
	Scotts Miracle-Gro Co.	94,284	13,997,403
	Sealed Air Corp.	234,846	13,931,065

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	66,018	$6,311,321
	Sherwin-Williams Co.	179,881	56,952,123
	Silgan Holdings, Inc.	286,749	11,527,310
	Sonoco Products Co.	198,721	11,515,882
	Southern Copper Corp.	86,188	5,170,418
	Steel Dynamics, Inc.	506,078	33,441,634
	Stepan Co.	37,766	4,532,675
*	Summit Materials, Inc., Class A	240,493	8,573,575
	SunCoke Energy, Inc.	153,758	1,110,133
*	Sylvamo Corp.	38,027	1,070,840
*	Synalloy Corp.	17,970	203,061
#*	TimkenSteel Corp.	149,570	2,086,501
*	Trecora Resources	49,155	382,426
	Tredegar Corp.	100,294	1,209,546
*	TriMas Corp.	95,214	3,175,387
	Trinseo PLC	79,655	4,465,459
	Tronox Holdings PLC, Class A	332,041	7,743,196
#	U.S. Steel Corp.	348,671	9,201,428
*	UFP Technologies, Inc.	11,541	714,272
	United States Lime & Minerals, Inc.	9,696	1,197,262
*	Universal Stainless & Alloy Products, Inc.	19,376	183,684
	Valvoline, Inc.	278,554	9,459,694
*	Venator Materials PLC	62,639	188,543
	Verso Corp., Class A	139,039	3,069,981
	Vulcan Materials Co.	128,444	24,419,773
	Warrior Met Coal, Inc.	117,737	2,822,156
	Westlake Chemical Corp.	139,612	13,589,832
	WestRock Co.	255,189	12,274,591
	Worthington Industries, Inc.	90,166	4,897,817

TOTAL MATERIALS			1,360,669,424

REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	94,958
*	CBRE Group, Inc., Class A	366,844	38,181,124
*	CKX Lands, Inc.	743	8,719
#	CTO Realty Growth, Inc.	8,015	429,684
#*	Cushman & Wakefield PLC	9,080	166,981
#	eXp World Holdings, Inc.	26,351	1,359,712
*	Forestar Group, Inc.	7,963	155,836
*	FRP Holdings, Inc.	18,316	1,047,675
*	Howard Hughes Corp.	66,665	5,808,521
#	Indus Realty Trust, Inc.	5,767	401,960
*	InterGroup Corp.	200	9,200
*	Jones Lang LaSalle, Inc.	78,414	20,248,847
*	JW Mays, Inc.	900	31,410
	Kennedy-Wilson Holdings, Inc.	246,549	5,515,301
*	Marcus & Millichap, Inc.	65,326	3,076,855
*	Maui Land & Pineapple Co., Inc.	20,394	214,749
	Newmark Group, Inc., Class A	327,979	4,880,328
#*	Rafael Holdings, Inc., Class B	23,666	178,915
	RE/MAX Holdings, Inc., Class A	48,302	1,536,487
*	Realogy Holdings Corp.	214,101	3,708,229
#*	Redfin Corp.	25,339	1,300,904
	RMR Group, Inc., Class A	24,138	839,761
	St. Joe Co.	101,317	4,763,925
#*	Stratus Properties, Inc.	14,910	508,133
*	Tejon Ranch Co.	65,816	1,198,509

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Trinity Place Holdings, Inc.	53,127	$106,785

TOTAL REAL ESTATE			95,773,508

UTILITIES — (2.2%)
	AES Corp.	501,522	12,603,248
	ALLETE, Inc.	67,880	4,177,335
	Alliant Energy Corp.	191,994	10,861,101
	Ameren Corp.	179,701	15,146,997
	American Electric Power Co., Inc.	250,817	21,246,708
	American States Water Co.	56,525	5,134,731
	American Water Works Co., Inc.	113,895	19,838,231
	Artesian Resources Corp., Class A	12,735	512,202
#	Atlantica Sustainable Infrastructure PLC	153,959	6,058,287
	Atmos Energy Corp.	105,518	9,720,318
#	Avangrid, Inc.	64,111	3,378,650
	Avista Corp.	88,378	3,518,328
#	Black Hills Corp.	79,892	5,303,231
	Brookfield Renewable Corp., Class A	38,245	1,583,725
	California Water Service Group	74,382	4,528,376
	CenterPoint Energy, Inc.	520,823	13,562,231
	Chesapeake Utilities Corp.	25,608	3,356,440
	Clearway Energy, Inc., Class A	54,538	1,799,209
#	Clearway Energy, Inc., Class C	120,901	4,289,567
	CMS Energy Corp.	208,173	12,563,240
	Consolidated Edison, Inc.	200,215	15,096,211
	Consolidated Water Co. Ltd.	26,390	293,193
	Dominion Energy, Inc.	426,520	32,385,664
	DTE Energy Co.	122,301	13,862,818
	Duke Energy Corp.	383,805	39,151,948
	Edison International	235,986	14,850,599
	Entergy Corp.	137,734	14,189,357
	Essential Utilities, Inc.	227,520	10,709,366
	Evergy, Inc.	172,123	10,972,841
	Eversource Energy	198,030	16,812,747
	Exelon Corp.	517,662	27,534,442
	FirstEnergy Corp.	327,337	12,612,295
	Genie Energy Ltd., Class B	42,689	211,310
	Hawaiian Electric Industries, Inc.	164,666	6,678,853
	IDACORP, Inc.	76,118	7,940,630
	MDU Resources Group, Inc.	343,412	10,553,051
	MGE Energy, Inc.	53,882	4,089,105
#	Middlesex Water Co.	31,492	3,467,899
	National Fuel Gas Co.	127,617	7,329,044
	New Jersey Resources Corp.	158,829	6,005,324
	NextEra Energy, Inc.	957,284	81,685,044
	NiSource, Inc.	304,888	7,521,587
	Northwest Natural Holding Co.	47,012	2,119,771
	NorthWestern Corp.	68,394	3,888,883
	NRG Energy, Inc.	447,369	17,845,549
	OGE Energy Corp.	291,937	9,946,294
	ONE Gas, Inc.	79,457	5,347,456
#	Ormat Technologies, Inc.	94,696	6,849,362
	Otter Tail Corp.	63,286	3,924,365
*	PG&E Corp.	530,888	6,158,301
	Pinnacle West Capital Corp.	101,793	6,564,630
	PNM Resources, Inc.	122,521	6,095,420
	Portland General Electric Co.	133,857	6,600,489
	PPL Corp.	527,612	15,195,226
	Public Service Enterprise Group, Inc.	300,038	19,142,424

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
* Pure Cycle Corp.	35,231	$552,774
RGC Resources, Inc.	10,999	243,298
Sempra Energy	153,873	19,638,811
SJW Group	41,008	2,703,247
# South Jersey Industries, Inc.	143,684	3,270,248
Southern Co.	540,332	33,673,490
Southwest Gas Holdings, Inc.	82,487	5,712,225
Spire, Inc.	78,643	4,935,635
#* Sunnova Energy International, Inc.	64,539	2,875,858
UGI Corp.	236,810	10,279,922
Unitil Corp.	29,333	1,224,653
# Via Renewables, Inc.	18,700	208,505
Vistra Corp.	726,486	14,231,861
WEC Energy Group, Inc.	187,363	16,873,912
Xcel Energy, Inc.	308,463	19,923,625
York Water Co.	20,352	975,268

TOTAL UTILITIES		750,136,985

TOTAL COMMON STOCKS		33,068,481,703

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	15,532	441,109

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	19,044	2,079,224

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	54,095	1,698,583

TOTAL PREFERRED STOCKS		4,218,916

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
* FG Financial Group, Inc. Rights Exp 11/29/21	1,369	0

TOTAL INVESTMENT SECURITIES (Cost $13,429,210,983)		33,072,700,619

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.025%	286,439,888	286,439,888

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	34,747,780	402,031,816

TOTAL INVESTMENTS — (100.0%) (Cost $14,117,662,876)		$33,761,172,323

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

As of October 31, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,253	12/17/21	$281,299,858	$288,002,050	$6,702,192

Total Futures Contracts			$281,299,858	$288,002,050	$6,702,192

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,792,120,563	$9,064	$9,251	$2,792,138,878
Consumer Discretionary	4,213,662,692	—	5,211	4,213,667,903
Consumer Staples	1,916,713,399	76,591	—	1,916,789,990
Energy	1,089,441,776	—	—	1,089,441,776
Financials	4,717,753,076	6,150	—	4,717,759,226
Health Care	3,936,136,606	73,776	1,238,828	3,937,449,210
Industrials	4,104,138,198	656,393	—	4,104,794,591
Information Technology	8,089,860,212	—	—	8,089,860,212
Materials	1,360,669,424	—	—	1,360,669,424
Real Estate	95,742,098	31,410	—	95,773,508
Utilities	750,136,985	—	—	750,136,985
Preferred Stocks
Communication Services	441,109	—	—	441,109
Consumer Discretionary	2,079,224	—	—	2,079,224
Industrials	1,698,583	—	—	1,698,583
Temporary Cash Investments	286,439,888	—	—	286,439,888
Securities Lending Collateral	—	402,031,816	—	402,031,816
Futures Contracts**	6,702,192	—	—	6,702,192

TOTAL	$33,363,736,025	$402,885,200	$1,253,290^	$33,767,874,515

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (7.1%)
	Activision Blizzard, Inc.	310,270	$24,260,011
*»††	Actua Corp.	16,946	0
*	Alphabet, Inc., Class A	120,299	356,195,715
*	Alphabet, Inc., Class C	118,065	350,111,132
*	Altice USA, Inc., Class A	298,013	4,857,612
*	AMC Networks, Inc., Class A	77,092	3,067,491
*	Angi, Inc.	48,151	603,332
#*	Anterix, Inc.	35,176	2,254,782
	AT&T, Inc.	4,477,834	113,110,087
	ATN International, Inc.	51,772	2,111,262
*	Ballantyne Strong, Inc.	5,733	17,256
#*	Bandwidth, Inc., Class A	11,588	988,225
#*	Boston Omaha Corp., Class A	923	32,720
#	Cable One, Inc.	12,624	21,602,315
*	Cargurus, Inc.	61,719	2,070,055
*	Cars.com, Inc.	161,509	2,102,847
#*	Charter Communications, Inc., Class A	137,630	92,885,111
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	73,723
#*	Cinemark Holdings, Inc.	153,849	2,892,361
	Cogent Communications Holdings, Inc.	76,099	5,828,422
	Comcast Corp., Class A	3,514,912	180,771,924
*	comScore, Inc.	180,641	706,306
*	Consolidated Communications Holdings, Inc.	190,075	1,406,555
*	Cumulus Media, Inc., Class A	27,317	339,277
*	Daily Journal Corp.	426	146,212
	DallasNews Corp.	6,262	43,458
*	DHI Group, Inc.	750,413	3,526,941
#*	Discovery, Inc., Class A	150,037	3,516,867
*	Discovery, Inc., Class C	455,276	10,271,026
*	DISH Network Corp., Class A	336,650	13,826,215
*	EchoStar Corp., Class A	103,450	2,426,937
	Electronic Arts, Inc.	128,832	18,068,688
*	Emerald Holding, Inc.	105,037	425,400
#*	Entercom Communications Corp.	250,975	810,649
	Entravision Communications Corp., Class A	179,258	1,428,686
	EW Scripps Co., Class A	197,172	3,667,399
*	Facebook, Inc., Class A	1,046,938	338,757,729
#*	Fluent, Inc.	11,731	27,920
	Fox Corp., Class A	432,135	17,173,045
	Fox Corp., Class B	323,781	11,966,946
*	Gaia, Inc.	23,801	230,870
*	Gannett Co., Inc.	258,245	1,497,821
	Gray Television, Inc.	211,353	4,954,114
	Gray Television, Inc., Class A	3,160	70,752
*	Hemisphere Media Group, Inc.	50,118	553,804
#*	IDT Corp., Class B	253,897	12,280,998
*	iHeartMedia, Inc., Class A	9,585	185,757
*	IMAX Corp.	124,166	2,340,529
	Interpublic Group of Cos., Inc.	773,956	28,303,571
*	Iridium Communications, Inc.	314,193	12,740,526
#	John Wiley & Sons, Inc., Class A	93,469	5,063,216
	John Wiley & Sons, Inc., Class B	7,502	405,933
*	Liberty Broadband Corp.	1,306	211,343
*	Liberty Broadband Corp., Class A	26,954	4,333,395
*	Liberty Broadband Corp., Class C	165,902	26,950,780

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America Ltd., Class A	7,360	$88,467
*	Liberty Latin America Ltd., Class C	271,869	3,270,584
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	748,445
*	Liberty Media Corp.-Liberty Braves, Class B	522	19,797
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	2,178,238
*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	2,433,736
*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	18,056,936
*	Liberty Media Corp.-Liberty SiriusXM, Class A	109,399	5,445,882
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,552	231,014
*	Liberty Media Corp.-Liberty SiriusXM, Class C	251,065	12,382,526
*	Liberty TripAdvisor Holdings, Inc., Class A	73,790	228,011
#*	Lions Gate Entertainment Corp., Class A	199,290	2,580,805
*	Lions Gate Entertainment Corp., Class B	279,643	3,165,559
#*	Live Nation Entertainment, Inc.	149,029	15,074,283
#	Loral Space & Communications, Inc.	26,642	1,327,304
#	Lumen Technologies, Inc.	1,649,416	19,562,074
#*	Madison Square Garden Entertainment Corp.	59,085	4,163,720
*	Marchex, Inc., Class B	7,366	24,160
#*	Marcus Corp.	58,680	1,089,688
*	Match Group, Inc.	174,316	26,283,366
»††	Media General, Inc.	96,518	5,444
*	Mediaco Holding, Inc., Class A	2,910	24,386
*	Meredith Corp.	102,445	5,966,397
	National CineMedia, Inc.	104,188	331,318
*	Netflix, Inc.	170,094	117,417,589
#	New York Times Co., Class A	249,625	13,627,029
	News Corp., Class A	427,879	9,798,429
	News Corp., Class B	285,127	6,432,465
»††	NewStar Financial, Inc.	120,603	12,253
	Nexstar Media Group, Inc., Class A	120,431	18,056,220
	Omnicom Group, Inc.	358,574	24,411,718
*	Pinterest, Inc., Class A	68,016	3,036,234
*	QuinStreet, Inc.	113,207	1,584,898
*	Reading International, Inc., Class A	50,900	243,811
*	Reading International, Inc., Class B	300	8,535
*	Roku, Inc.	9,859	3,006,009
	Saga Communications, Inc., Class A	5,094	112,883
	Scholastic Corp.	83,005	3,003,951
#	Shenandoah Telecommunications Co.	186,559	5,156,491
#	Sirius XM Holdings, Inc.	1,176,799	7,166,706
*	Snap, Inc., Class A	77,553	4,077,737
	Spok Holdings, Inc.	72,102	741,930
*	Spotify Technology SA	7,850	2,271,790
*	Take-Two Interactive Software, Inc.	108,122	19,570,082
#*	TechTarget, Inc.	61,803	5,828,641
	TEGNA, Inc.	555,794	10,926,910
	Telephone & Data Systems, Inc.	255,994	4,797,328
*	T-Mobile U.S., Inc.	446,124	51,317,644
*	Townsquare Media, Inc., Class A	44,674	595,058
*	Travelzoo	64,626	663,063
#*	TripAdvisor, Inc.	143,268	4,723,546
#*	TrueCar, Inc.	240,109	1,006,057
*	Twitter, Inc.	155,648	8,333,394
*	U.S. Cellular Corp.	61,066	1,866,788
*	Urban One, Inc.	139,944	989,404
	Verizon Communications, Inc.	3,894,696	206,379,941
#	ViacomCBS, Inc., Class A	19,160	745,899
	ViacomCBS, Inc., Class B	560,715	20,309,097
*	Walt Disney Co.	494,040	83,527,343

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Warner Music Group Corp., Class A	18,220	$901,708
#	World Wrestling Entertainment, Inc., Class A	79,408	4,851,035
*	Yelp, Inc.	109,147	4,216,349
#*	Zedge, Inc., Class B	5,460	62,954
*	Ziff Davis, Inc.	135,280	17,352,366
*	Zillow Group, Inc., Class A	54,808	5,794,302
#*	Zillow Group, Inc., Class C	158,789	16,455,304
#*	Zynga, Inc., Class A	1,698,577	12,535,498

TOTAL COMMUNICATION SERVICES			2,523,094,577

CONSUMER DISCRETIONARY — (12.6%)
#*	1-800-Flowers.com, Inc., Class A	98,553	3,165,522
#*	2U, Inc.	77,678	2,294,608
	Aaron’s Co., Inc.	90,572	2,118,479
*	Abercrombie & Fitch Co., Class A	196,575	7,772,576
	Acushnet Holdings Corp.	167,733	8,544,319
*	Adient PLC	150,277	6,254,529
*	Adtalem Global Education, Inc.	130,670	4,825,643
	Advance Auto Parts, Inc.	84,420	19,038,398
*	Amazon.com, Inc.	260,802	879,536,489
	AMCON Distributing Co.	1,168	155,005
*	American Axle & Manufacturing Holdings, Inc.	290,600	2,638,648
#	American Eagle Outfitters, Inc.	470,294	11,164,780
*	American Outdoor Brands, Inc.	51,143	1,165,038
*	American Public Education, Inc.	40,872	1,021,391
*	America’s Car-Mart, Inc.	20,980	2,506,900
*	Aptiv PLC	203,580	35,196,946
	Aramark	369,099	13,464,732
*	Ark Restaurants Corp.	7,366	117,856
*	Asbury Automotive Group, Inc.	73,039	14,294,463
*	Aspen Group, Inc.	28,483	135,294
	Autoliv, Inc.	200,725	19,440,216
*	AutoNation, Inc.	257,829	31,228,249
*	AutoZone, Inc.	14,016	25,016,317
#*	Bally’s Corp.	683	31,288
*	Barnes & Noble Education, Inc.	127,814	1,326,709
	Bassett Furniture Industries, Inc.	18,048	304,831
	Bath & Body Works, Inc.	125,058	8,640,257
*	BBQ Holdings, Inc.	12,707	167,732
*	Beazer Homes USA, Inc.	75,578	1,368,718
#*	Bed Bath & Beyond, Inc.	253,518	3,559,393
	Best Buy Co., Inc.	589,142	72,016,718
#	Big 5 Sporting Goods Corp.	367,897	8,895,749
#	Big Lots, Inc.	84,094	3,721,160
#*	Biglari Holdings, Inc., Class A	475	394,013
*	Biglari Holdings, Inc., Class B	5,247	872,209
#*	BJ’s Restaurants, Inc.	50,941	1,697,354
#*	Bloomin’ Brands, Inc.	197,620	4,272,544
*	Bluegreen Vacations Holding Corp.	20,047	513,404
*	Booking Holdings, Inc.	3,740	9,053,717
*	Boot Barn Holdings, Inc.	94,067	9,829,061
	BorgWarner, Inc.	444,198	20,020,004
*	Boyd Gaming Corp.	77,977	4,973,373
*	Bright Horizons Family Solutions, Inc.	68,676	11,400,216
*	Brinker International, Inc.	67,537	2,833,853
	Brunswick Corp.	255,297	23,765,598
#	Buckle, Inc.	89,767	3,736,103
*	Build-A-Bear Workshop, Inc.	39,547	620,097
*	Burlington Stores, Inc.	25,221	6,968,310

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Caesars Entertainment, Inc.	45,189	$4,946,388
	Caleres, Inc.	79,999	1,844,777
#*	Callaway Golf Co.	188,115	5,088,511
#	Camping World Holdings, Inc., Class A	41,769	1,555,895
*	Capri Holdings Ltd.	336,852	17,934,000
*	CarMax, Inc.	283,936	38,876,517
#*	Carnival Corp.	471,076	10,439,044
#*	CarParts.com, Inc.	19,745	300,716
	Carriage Services, Inc.	55,751	2,868,389
	Carrols Restaurant Group, Inc.	129,579	475,555
	Carter’s, Inc.	119,051	11,728,905
#*	Carvana Co.	8,388	2,543,074
	Cato Corp., Class A	51,677	911,066
*	Cavco Industries, Inc.	18,713	4,498,231
	Century Communities, Inc.	84,771	5,684,743
#*	Cheesecake Factory, Inc.	77,533	3,150,941
#*	Chegg, Inc.	39,654	2,357,034
#*	Chewy, Inc., Class A	17,458	1,323,316
#*	Chico’s FAS, Inc.	256,014	1,397,836
#*	Children’s Place, Inc.	19,340	1,603,093
*	Chipotle Mexican Grill, Inc.	7,291	12,970,908
	Choice Hotels International, Inc.	71,757	10,090,469
	Churchill Downs, Inc.	41,421	9,526,830
*	Chuy’s Holdings, Inc.	47,295	1,379,122
*	Citi Trends, Inc.	43,209	3,342,648
	Clarus Corp.	74,545	2,055,951
	Columbia Sportswear Co.	152,949	15,882,224
#*	Conn’s, Inc.	73,082	1,627,536
#*	Container Store Group, Inc.	99,925	1,105,171
»††	Contra Zagg, Inc.	75,640	6,808
*	Cooper-Standard Holdings, Inc.	65,000	1,686,100
#	Cracker Barrel Old Country Store, Inc.	60,179	8,014,037
*	Crocs, Inc.	199,042	32,135,331
	Crown Crafts, Inc.	22,116	163,658
	Culp, Inc.	32,546	430,584
	Dana, Inc.	387,502	8,598,669
	Darden Restaurants, Inc.	126,685	18,260,376
*	Dave & Buster’s Entertainment, Inc.	73,720	2,737,224
*	Deckers Outdoor Corp.	91,210	36,056,225
	Del Taco Restaurants, Inc.	91,293	761,384
*	Delta Apparel, Inc.	15,491	415,933
#*	Denny’s Corp.	91,530	1,455,327
#*	Designer Brands, Inc., Class A	137,389	1,858,873
#	Dick’s Sporting Goods, Inc.	205,560	25,532,608
	Dillard’s, Inc., Class A	58,162	13,443,565
	Dollar General Corp.	222,183	49,217,978
*	Dollar Tree, Inc.	305,601	32,931,564
	Domino’s Pizza, Inc.	37,321	18,248,849
*	Dorman Products, Inc.	85,015	8,873,866
	Dover Motorsports, Inc.	18,678	42,212
	DR Horton, Inc.	472,989	42,223,728
*	Duluth Holdings, Inc., Class B	3,601	51,602
	eBay, Inc.	892,172	68,447,436
#	Educational Development Corp.	13,726	134,103
*	El Pollo Loco Holdings, Inc.	106,505	1,565,624
	Escalade, Inc.	37,461	700,895
	Ethan Allen Interiors, Inc.	63,310	1,469,425
*	Etsy, Inc.	102,813	25,774,191
*	Everi Holdings, Inc.	13,173	316,152

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Expedia Group, Inc.	27,920	$4,590,327
*	Fiesta Restaurant Group, Inc.	80,799	851,621
*	Five Below, Inc.	87,336	17,231,393
*	Flanigan’s Enterprises, Inc.	2,891	84,562
	Flexsteel Industries, Inc.	20,065	561,820
*	Floor & Decor Holdings, Inc., Class A	152,299	20,700,480
	Foot Locker, Inc.	296,194	14,119,568
	Ford Motor Co.	2,081,479	35,551,661
*	Fossil Group, Inc.	130,115	1,537,959
*	Fox Factory Holding Corp.	101,894	16,399,839
#	Franchise Group, Inc.	2,300	84,640
*	frontdoor, Inc.	133,045	4,959,918
*	Full House Resorts, Inc.	23,954	238,342
*	Funko, Inc., Class A	62,496	1,024,309
#	Gap, Inc.	536,785	12,179,652
	Garmin Ltd.	161,695	23,219,402
*	General Motors Co.	1,142,874	62,206,632
#*	Genesco, Inc.	49,475	2,997,690
	Gentex Corp.	610,169	21,593,881
*	Gentherm, Inc.	107,550	7,918,907
	Genuine Parts Co.	171,216	22,448,130
*	G-III Apparel Group Ltd.	124,762	3,575,679
*	Goodyear Tire & Rubber Co.	434,994	8,317,085
#*	GoPro, Inc., Class A	106,952	920,857
	Graham Holdings Co., Class B	10,480	6,139,708
*	Grand Canyon Education, Inc.	101,162	8,062,611
*	Green Brick Partners, Inc.	15,871	413,440
	Group 1 Automotive, Inc.	47,152	8,477,930
#	Guess?, Inc.	162,949	3,374,674
#	H&R Block, Inc.	272,291	6,281,753
#	Hamilton Beach Brands Holding Co., Class A	31,592	473,880
#	Hanesbrands, Inc.	587,770	10,015,601
#	Harley-Davidson, Inc.	335,871	12,255,933
	Hasbro, Inc.	137,392	13,156,658
#	Haverty Furniture Cos., Inc.	59,491	1,707,392
	Haverty Furniture Cos., Inc., Class A	2,523	71,350
#*	Helen of Troy Ltd.	63,336	14,247,433
#	Hibbett, Inc.	60,733	4,703,164
*	Hilton Grand Vacations, Inc.	143,710	7,225,739
#*	Hilton Worldwide Holdings, Inc.	170,393	24,528,072
	Home Depot, Inc.	482,263	179,276,448
	Hooker Furniture Corp.	28,522	719,040
#*	Horizon Global Corp.	46,138	342,344
*	Houghton Mifflin Harcourt Co.	269,859	3,829,299
*	Hyatt Hotels Corp., Class A	76,915	6,553,158
	Installed Building Products, Inc.	85,113	10,813,607
#*	International Game Technology PLC	146,392	4,317,100
#*	iRobot Corp.	57,564	4,801,989
	Jack in the Box, Inc.	34,385	3,402,396
	Jerash Holdings US, Inc.	5,937	38,887
	Johnson Outdoors, Inc., Class A	26,407	2,803,895
	KB Home	157,600	6,327,640
	Kohl’s Corp.	346,159	16,799,096
#	Kontoor Brands, Inc.	48,616	2,576,648
*	Lakeland Industries, Inc.	18,417	385,099
*	Lands’ End, Inc.	78,612	2,065,923
*	Las Vegas Sands Corp.	39,122	1,518,325
	Laureate Education, Inc., Class A	47,057	815,027
*»††	Lazare Kaplan International, Inc.	3,667	516

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	La-Z-Boy, Inc.	110,915	$3,686,815
*	Lazydays Holdings, Inc.	11,759	247,997
	LCI Industries	80,016	11,173,434
	Lear Corp.	133,921	23,014,324
	Leggett & Platt, Inc.	310,557	14,549,595
	Lennar Corp., Class A	341,640	34,140,085
	Lennar Corp., Class B	39,469	3,239,616
#	Levi Strauss & Co., Class A	22,772	596,171
#*	LGI Homes, Inc.	74,015	11,050,440
	Lifetime Brands, Inc.	55,205	936,277
*	Lincoln Educational Services Corp.	56,293	405,310
#*	Lindblad Expeditions Holdings, Inc.	10,754	160,772
*	Liquidity Services, Inc.	113,568	2,507,581
	Lithia Motors, Inc., Class A	82,678	26,392,471
	LKQ Corp.	492,770	27,141,772
#*	Lovesac Co.	11,792	919,894
	Lowe’s Cos., Inc.	446,794	104,469,373
#*	Luby’s, Inc.	21,783	109,351
*	Lululemon Athletica, Inc.	67,825	31,607,128
*	Lumber Liquidators Holdings, Inc.	72,700	1,314,416
*	M/I Homes, Inc.	73,907	4,231,915
	Macy’s, Inc.	774,979	20,513,694
*	Malibu Boats, Inc., Class A	66,250	4,677,913
#	Marine Products Corp.	27,683	350,744
*	MarineMax, Inc.	61,282	3,173,795
*	Marriott International, Inc., Class A	266,208	42,598,604
	Marriott Vacations Worldwide Corp.	104,060	16,360,313
#*	MasterCraft Boat Holdings, Inc.	42,254	1,131,562
*	Mattel, Inc.	482,325	10,519,508
	McDonald’s Corp.	210,147	51,601,596
	MDC Holdings, Inc.	222,939	10,919,552
*	Meritage Homes Corp.	111,868	12,161,170
	MGM Resorts International	467,004	22,023,909
*	Modine Manufacturing Co.	129,827	1,428,097
*	Mohawk Industries, Inc.	119,467	21,170,747
*	Monarch Casino & Resort, Inc.	6,743	486,979
	Monro, Inc.	67,924	4,194,986
*	Motorcar Parts of America, Inc.	53,386	1,010,063
	Movado Group, Inc.	41,980	1,397,934
	Murphy USA, Inc.	109,241	17,800,821
#	Nathan’s Famous, Inc.	8,885	555,313
#*	National Vision Holdings, Inc.	172,545	10,635,674
#*	Nautilus, Inc.	75,979	777,265
	Newell Brands, Inc.	710,735	16,268,724
	NIKE, Inc., Class B	783,135	131,010,654
	Nobility Homes, Inc.	2,557	79,267
#*	Nordstrom, Inc.	71,884	2,065,227
#*	Norwegian Cruise Line Holdings Ltd.	353,541	9,093,075
*	NVR, Inc.	5,545	27,141,666
*	ODP Corp.	128,231	5,552,402
#*	Ollie’s Bargain Outlet Holdings, Inc.	118,573	8,022,649
*	O’Reilly Automotive, Inc.	62,831	39,100,988
	Oxford Industries, Inc.	49,171	4,559,135
	Papa John’s International, Inc.	49,539	6,146,799
	Patrick Industries, Inc.	70,798	5,515,872
#*	Peloton Interactive, Inc., Class A	69,775	6,380,226
#*	Penn National Gaming, Inc.	146,037	10,456,249
	Penske Automotive Group, Inc.	241,111	25,569,822
*	Perdoceo Education Corp.	168,167	1,785,934

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	PetMed Express, Inc.	39,873	$1,133,589
*	Planet Fitness, Inc., Class A	136,314	10,843,779
*	Playa Hotels & Resorts NV	77,700	661,227
#	Polaris, Inc.	127,470	14,652,677
	Pool Corp.	62,833	32,369,048
*	Potbelly Corp.	63,716	383,570
	PulteGroup, Inc.	504,048	24,234,628
*	PVH Corp.	132,719	14,510,168
*	Quotient Technology, Inc.	213,866	1,377,297
	Qurate Retail, Inc., Class A	689,320	7,196,501
	Ralph Lauren Corp.	80,996	10,300,261
	RCI Hospitality Holdings, Inc.	15,909	1,078,630
#*	Red Robin Gourmet Burgers, Inc.	29,845	593,020
#*	Red Rock Resorts, Inc., Class A	153,369	8,344,807
#*	Regis Corp.	27,170	73,359
	Rent-A-Center, Inc.	160,780	8,563,143
*	Revolve Group, Inc.	7,928	594,917
#*	RH	53,640	35,382,553
	Rocky Brands, Inc.	11,845	646,145
	Ross Stores, Inc.	125,190	14,171,508
*	Royal Caribbean Cruises Ltd.	190,799	16,109,160
#*	Ruth’s Hospitality Group, Inc.	99,239	1,919,282
#*	Sally Beauty Holdings, Inc.	202,961	3,097,185
*	Scientific Games Corp., Class A	123,868	9,915,633
*	SeaWorld Entertainment, Inc.	159,651	10,137,839
	Service Corp. International	493,717	33,814,677
*	Shake Shack, Inc., Class A	44,856	3,102,690
	Shoe Carnival, Inc.	72,122	2,442,772
	Shutterstock, Inc.	77,574	9,398,090
	Signet Jewelers Ltd.	152,601	13,608,957
*	Skechers USA, Inc., Class A	295,138	13,638,327
*	Skyline Champion Corp.	149,453	9,463,364
#*	Sleep Number Corp.	68,874	6,084,329
	Smith & Wesson Brands, Inc.	127,572	2,742,798
#	Sonic Automotive, Inc., Class A	84,938	4,198,485
*	Sonos, Inc.	111,421	3,634,553
*	Sportsman’s Warehouse Holdings, Inc.	131,729	2,273,643
	Standard Motor Products, Inc.	68,016	3,257,966
	Starbucks Corp.	329,852	34,987,402
	Steven Madden Ltd.	203,023	9,156,337
#*	Stitch Fix, Inc., Class A	14,052	486,199
*	Stoneridge, Inc.	95,048	1,804,011
#	Strategic Education, Inc.	64,691	4,412,573
*	Strattec Security Corp.	8,355	289,668
*	Stride, Inc.	101,879	3,616,705
	Superior Group of Cos., Inc.	41,255	1,072,217
*	Superior Industries International, Inc.	142,929	833,276
*	Tandy Leather Factory, Inc.	26,478	129,742
	Tapestry, Inc.	405,302	15,798,672
	Target Corp.	551,687	143,228,979
*	Taylor Morrison Home Corp.	329,873	10,071,023
	Tempur Sealy International, Inc.	530,944	23,611,080
*	Tenneco, Inc., Class A	92,762	1,230,952
*	Terminix Global Holdings, Inc.	266,091	10,771,364
*	Tesla, Inc.	80,200	89,342,800
	Texas Roadhouse, Inc.	125,353	11,132,600
#	Thor Industries, Inc.	90,094	9,185,984
	Tilly’s, Inc., Class A	59,084	820,086
	TJX Cos., Inc.	322,383	21,112,863

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	283,295	$17,045,860
*	TopBuild Corp.	118,884	30,549,621
	Tractor Supply Co.	200,653	43,575,812
	Travel & Leisure Co.	144,276	7,839,958
*	TravelCenters of America, Inc.	20,953	1,129,576
*	Tri Pointe Homes, Inc.	343,264	8,303,556
#*	Tupperware Brands Corp.	17,349	385,842
*	Ulta Beauty, Inc.	79,031	29,032,828
#*	Under Armour, Inc., Class A	239,786	5,265,701
*	Under Armour, Inc., Class C	273,802	5,169,382
*	Unifi, Inc.	60,733	1,458,807
#*	Unique Fabricating, Inc.	17,320	51,094
*	Universal Electronics, Inc.	35,567	1,464,649
*	Universal Technical Institute, Inc.	67,732	476,833
*	Urban Outfitters, Inc.	240,516	7,679,676
	Vail Resorts, Inc.	51,201	17,649,497
#*	Veoneer, Inc.	101,973	3,589,450
*	Vera Bradley, Inc.	114,970	1,127,856
	VF Corp.	347,732	25,342,708
*	Victoria’s Secret & Co.	41,686	2,103,892
#*	Vince Holding Corp.	3,562	34,373
*	Vista Outdoor, Inc.	153,804	6,435,159
*	Visteon Corp.	64,748	7,328,179
*	VOXX International Corp.	82,262	930,383
#*	Wayfair, Inc., Class A	42,533	10,594,970
	Wendy’s Co.	650,531	14,506,841
	Weyco Group, Inc.	26,365	601,649
	Whirlpool Corp.	142,228	29,985,929
#	Williams-Sonoma, Inc.	242,049	44,955,761
	Wingstop, Inc.	64,824	11,180,195
	Winmark Corp.	7,748	1,803,889
#	Winnebago Industries, Inc.	85,156	5,764,210
	Wolverine World Wide, Inc.	195,391	6,481,119
#*	WW International, Inc.	98,895	1,716,817
	Wyndham Hotels & Resorts, Inc.	105,274	8,892,495
#*	Wynn Resorts Ltd.	73,771	6,624,636
*	YETI Holdings, Inc.	111,288	10,942,949
	Yum! Brands, Inc.	109,405	13,669,061
*	Zovio, Inc.	111,556	191,876
*	Zumiez, Inc.	64,830	2,638,581

TOTAL CONSUMER DISCRETIONARY			4,502,678,600

CONSUMER STAPLES — (5.5%)
	Alico, Inc.	18,879	672,092
	Altria Group, Inc.	1,156,509	51,013,612
	Andersons, Inc.	70,614	2,405,113
*	Arcadia Biosciences, Inc.	6,872	13,400
	Archer-Daniels-Midland Co.	552,634	35,501,208
	B&G Foods, Inc.	155,718	4,584,338
*	BJ’s Wholesale Club Holdings, Inc.	194,754	11,381,424
#*	Blue Apron Holdings, Inc., Class A	3,626	33,178
#*	Boston Beer Co., Inc., Class A	19,989	9,844,183
*	Bridgford Foods Corp.	11,491	134,445
	Brown-Forman Corp., Class A	59,147	3,787,182
	Brown-Forman Corp., Class B	310,975	21,112,093
	Bunge Ltd.	265,643	24,609,168
	Calavo Growers, Inc.	44,360	1,783,272
	Cal-Maine Foods, Inc.	110,521	3,985,387
#	Campbell Soup Co.	449,912	17,973,984

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Casey’s General Stores, Inc.	110,874	$21,236,806
#*	Central Garden & Pet Co.	40,949	2,112,149
*	Central Garden & Pet Co., Class A	136,320	6,297,984
*	Chefs’ Warehouse, Inc.	79,060	2,756,822
	Church & Dwight Co., Inc.	236,607	20,669,988
	Clorox Co.	132,095	21,532,806
	Coca-Cola Co.	2,326,598	131,150,329
#	Coca-Cola Consolidated, Inc.	26,301	10,557,221
*	Coffee Holding Co., Inc.	5,400	23,976
	Colgate-Palmolive Co.	256,442	19,538,316
	Conagra Brands, Inc.	504,569	16,247,122
	Constellation Brands, Inc., Class A	99,120	21,490,207
	Costco Wholesale Corp.	257,234	126,440,800
*	Coty, Inc., Class A	1,143,253	9,694,785
*	Cyanotech Corp.	2,301	7,064
*	Darling Ingredients, Inc.	422,245	35,688,147
	Edgewell Personal Care Co.	129,184	4,520,148
*	elf Beauty, Inc.	100,557	3,248,997
#	Energizer Holdings, Inc.	114,948	4,192,154
	Estee Lauder Cos., Inc., Class A	167,757	54,408,628
*	Farmer Bros Co.	45,135	340,769
	Flowers Foods, Inc.	642,437	15,900,316
	Fresh Del Monte Produce, Inc.	120,866	4,047,802
*	Freshpet, Inc.	13,403	2,089,662
	General Mills, Inc.	588,402	36,363,244
#*	Grocery Outlet Holding Corp.	3,466	76,911
#*	Hain Celestial Group, Inc.	201,957	9,061,811
*	Herbalife Nutrition Ltd.	224,792	10,430,349
	Hershey Co.	161,039	28,238,189
#	Hormel Foods Corp.	474,828	20,094,721
*	Hostess Brands, Inc.	313,386	5,926,129
#	Ingles Markets, Inc., Class A	34,084	2,358,272
	Ingredion, Inc.	170,040	16,192,909
	Inter Parfums, Inc.	72,071	6,657,919
	J M Smucker Co.	132,131	16,233,615
	J&J Snack Foods Corp.	41,145	6,070,945
	John B. Sanfilippo & Son, Inc.	34,146	2,885,337
#	Kellogg Co.	443,547	27,189,431
	Keurig Dr Pepper, Inc.	203,351	7,338,938
	Kimberly-Clark Corp.	118,509	15,345,730
	Kraft Heinz Co.	292,880	10,511,463
	Kroger Co.	1,411,169	56,474,983
	Lamb Weston Holdings, Inc.	183,430	10,354,623
	Lancaster Colony Corp.	61,956	10,532,520
*	Landec Corp.	84,530	821,632
*	Lifevantage Corp.	21,105	144,569
#*	Lifeway Foods, Inc.	20,990	114,186
#	Limoneira Co.	41,918	676,137
	McCormick & Co., Inc.	273,590	21,950,126
#	McCormick & Co., Inc.	6,660	541,058
	Medifast, Inc.	40,257	7,901,241
#	MGP Ingredients, Inc.	67,874	4,358,190
	Molson Coors Beverage Co., Class A	1,020	59,267
	Molson Coors Beverage Co., Class B	236,351	10,420,716
	Mondelez International, Inc., Class A	545,190	33,114,841
*	Monster Beverage Corp.	229,836	19,536,060
#	National Beverage Corp.	156,420	8,822,088
*	Natural Alternatives International, Inc.	16,951	213,583
	Natural Grocers by Vitamin Cottage, Inc.	59,159	720,557

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Health Trends Corp.	16,960	$127,200
	Nature’s Sunshine Products, Inc.	48,329	763,115
	Nu Skin Enterprises, Inc., Class A	127,464	5,117,680
#	Ocean Bio-Chem, Inc.	12,000	122,520
	Oil-Dri Corp. of America	13,370	465,543
	PepsiCo, Inc.	1,083,200	175,045,120
*	Performance Food Group Co.	140,615	6,360,016
	Philip Morris International, Inc.	329,158	31,118,597
*	Pilgrim’s Pride Corp.	308,227	8,679,672
*	Post Holdings, Inc.	230,953	23,437,110
	PriceSmart, Inc.	68,603	4,935,986
	Procter & Gamble Co.	1,497,405	214,113,941
#*	Rite Aid Corp.	62,051	843,273
	Rocky Mountain Chocolate Factory, Inc.	12,203	106,288
#*	S&W Seed Co.	68,983	295,937
	Sanderson Farms, Inc.	53,583	10,151,299
	Seaboard Corp.	1,240	4,774,025
*	Seneca Foods Corp., Class A	23,166	1,196,061
*	Seneca Foods Corp., Class B	1,999	102,549
*	Simply Good Foods Co.	214,709	8,513,212
	SpartanNash Co.	86,901	2,010,889
	Spectrum Brands Holdings, Inc.	104,302	9,778,313
#*	Sprouts Farmers Market, Inc.	287,252	6,359,759
	Sysco Corp.	441,566	33,956,425
#	Tootsie Roll Industries, Inc.	85,215	2,697,055
*	TreeHouse Foods, Inc.	134,179	4,849,229
#	Turning Point Brands, Inc.	30,879	1,178,651
	Tyson Foods, Inc., Class A	343,534	27,472,414
*	U.S. Foods Holding Corp.	450,653	15,624,140
*	United Natural Foods, Inc.	135,125	5,863,074
	United-Guardian, Inc.	4,655	65,217
	Universal Corp.	61,655	2,897,785
*	USANA Health Sciences, Inc.	82,590	8,016,185
	Vector Group Ltd.	248,808	3,299,194
*	Veru, Inc.	50,478	412,405
#	Village Super Market, Inc., Class A	29,418	655,139
	Walgreens Boots Alliance, Inc.	634,403	29,829,629
	Walmart, Inc.	1,082,813	161,793,918
#	WD-40 Co.	29,801	6,764,827
#	Weis Markets, Inc.	64,746	3,645,847
#*	Willamette Valley Vineyards, Inc.	6,260	93,900

TOTAL CONSUMER STAPLES			1,954,292,506

ENERGY — (3.1%)
	Adams Resources & Energy, Inc.	7,057	207,123
#	Antero Midstream Corp.	48,207	512,922
*	Antero Resources Corp.	525,341	10,438,526
	APA Corp.	137,496	3,603,770
#	Arch Resources, Inc.	36,473	3,321,961
	Archrock, Inc.	536,821	4,396,564
*	Ardmore Shipping Corp.	125,062	496,496
*	Aspen Aerogels, Inc.	52,539	2,861,274
	Baker Hughes Co.	508,327	12,748,841
	Berry Corp.	123,270	1,184,625
*	Bristow Group, Inc.	27,501	951,535
	Cabot Oil & Gas Corp.	1,379,626	29,413,626
	Cactus, Inc., Class A	81,536	3,546,816
#*	California Resources Corp.	11,350	523,576
#*	Callon Petroleum Co.	90,875	4,700,964

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Centennial Resource Development, Inc., Class A	121,100	$871,920
*	ChampionX Corp.	377,253	9,895,346
	Cheniere Energy, Inc.	185,994	19,231,780
	Chesapeake Energy Corp.	12,965	826,389
	Chevron Corp.	861,133	98,591,117
	Civitas Resources, Inc.	62,433	3,504,989
#*	Clean Energy Fuels Corp.	521,664	4,809,742
#*	CNX Resources Corp.	631,661	9,228,567
	ConocoPhillips	1,162,116	86,566,021
*	CONSOL Energy, Inc.	66,033	1,816,568
#*	Contango Oil & Gas Co.	10,500	43,365
#	Continental Resources, Inc.	239,717	11,700,587
	Core Laboratories NV	78,289	2,036,297
#	CVR Energy, Inc.	139,965	2,683,129
#*	Dawson Geophysical Co.	153,789	356,790
*	Delek U.S. Holdings, Inc.	184,212	3,582,923
*	Denbury, Inc.	34,500	2,920,770
	Devon Energy Corp.	754,413	30,236,873
#	DHT Holdings, Inc.	464,918	3,026,616
	Diamondback Energy, Inc.	111,510	11,952,757
*	DMC Global, Inc.	37,548	1,568,755
	Dorian LPG Ltd.	90,644	1,098,605
*	Dril-Quip, Inc.	85,013	2,002,906
*	DTE Midstream LLC	54,889	2,632,476
*	Earthstone Energy, Inc., Class A	89,672	910,171
	EnLink Midstream LLC	438,266	3,440,388
	EOG Resources, Inc.	381,641	35,286,527
*	Epsilon Energy Ltd.	67,458	366,297
*	EQT Corp.	429,275	8,546,865
	Equitrans Midstream Corp.	402,598	4,150,785
	Evolution Petroleum Corp.	76,644	455,265
#*	Expro Group Holdings NV	95,857	1,643,948
*	Exterran Corp.	80,319	343,765
	Exxon Mobil Corp.	1,858,548	119,820,590
#*	Forum Energy Technologies, Inc.	14,058	316,446
*	Geospace Technologies Corp.	34,657	329,588
*	Goodrich Petroleum Corp.	30,840	629,753
#*	Green Plains, Inc.	105,467	4,002,473
*	Gulf Island Fabrication, Inc.	72,244	284,641
	Halliburton Co.	1,019,970	25,489,050
*	Helix Energy Solutions Group, Inc.	664,573	2,512,086
	Helmerich & Payne, Inc.	252,374	7,833,689
	Hess Corp.	300,060	24,775,954
	HollyFrontier Corp.	407,621	13,777,590
*	Independence Contract Drilling, Inc.	738	2,908
#	International Seaways, Inc.	67,341	1,181,835
	Kinder Morgan, Inc.	1,099,600	18,418,300
#*	Laredo Petroleum, Inc.	13,619	1,026,873
#*	Liberty Oilfield Services, Inc., Class A	121,398	1,568,462
#	Magnolia Oil & Gas Corp., Class A	6,858	143,195
*	Mammoth Energy Services, Inc.	31,577	108,309
	Marathon Oil Corp.	1,307,315	21,335,381
	Marathon Petroleum Corp.	662,668	43,689,701
	Matador Resources Co.	296,353	12,402,373
*	MIND Technology, Inc.	50,830	86,411
	Murphy Oil Corp.	384,123	10,690,143
*	Nabors Industries Ltd.	23,695	2,428,737
	NACCO Industries, Inc., Class A	11,718	363,727
*	Natural Gas Services Group, Inc.	34,598	393,379

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Newpark Resources, Inc.	252,070	$857,038
*	NexTier Oilfield Solutions, Inc.	437,541	1,951,433
#	Nordic American Tankers Ltd.	89,619	210,605
*	NOV, Inc.	657,730	9,221,375
	Occidental Petroleum Corp.	1,281,270	42,960,983
*	Oceaneering International, Inc.	250,908	3,412,349
#*	Oil States International, Inc.	146,957	890,559
	ONEOK, Inc.	497,674	31,662,020
#*	Overseas Shipholding Group, Inc., Class A	297,712	592,447
	Ovintiv, Inc.	49,264	1,848,385
#*	Par Pacific Holdings, Inc.	131,086	2,026,590
	Patterson-UTI Energy, Inc.	321,216	2,749,609
*	PBF Energy, Inc., Class A	298,441	4,360,223
	PDC Energy, Inc.	247,495	12,946,463
*	Peabody Energy Corp.	193,825	2,304,579
*	Penn Virginia Corp., Class A	38,492	1,271,776
	Phillips 66	262,444	19,625,562
#	PHX Minerals, Inc.	2,371	7,208
	Pioneer Natural Resources Co.	257,357	48,120,612
*	PrimeEnergy Resources Corp.	3,139	216,214
*	ProPetro Holding Corp.	255,918	2,454,254
*	Range Resources Corp.	704,611	16,431,529
#*	Ranger Energy Services, Inc.	17,872	177,826
*	Renewable Energy Group, Inc.	108,709	6,957,376
*	REX American Resources Corp.	14,981	1,317,579
#*	RPC, Inc.	342,480	1,845,967
*	SandRidge Energy, Inc.	46,447	594,522
	Schlumberger NV	730,852	23,577,286
	Scorpio Tankers, Inc.	139,397	2,233,140
*	SEACOR Marine Holdings, Inc.	85,466	381,178
*	Select Energy Services, Inc., Class A	233,195	1,401,502
	SFL Corp. Ltd.	348,685	2,758,098
*	SilverBow Resources, Inc.	20,279	559,700
	SM Energy Co.	64,971	2,229,805
#*	Smart Sand, Inc.	51,796	118,095
#	Solaris Oilfield Infrastructure, Inc., Class A	81,121	615,708
#*	Southwestern Energy Co.	1,699,754	8,294,800
*	Talos Energy, Inc.	138,909	1,801,650
	Targa Resources Corp.	414,652	22,669,025
#*	Technip Energies NV, ADR	64,371	986,164
*	TechnipFMC PLC	473,724	3,491,346
*	Teekay Corp.	163,206	577,749
#*	Teekay Tankers Ltd., Class A	90,656	1,258,305
*	TETRA Technologies, Inc.	61,518	198,703
#	Texas Pacific Land Corp.	2,372	3,021,145
*	Tidewater, Inc.	102,784	1,246,770
#*	Transocean Ltd.	119,721	422,615
*	U.S. Silica Holdings, Inc.	187,416	1,814,187
	Valero Energy Corp.	367,416	28,412,279
#*	W&T Offshore, Inc.	184,633	758,842
*	Whiting Petroleum Corp.	7,632	497,072
	Williams Cos., Inc.	1,015,944	28,537,867
	World Fuel Services Corp.	181,333	5,536,096

TOTAL ENERGY			1,119,263,722

FINANCIALS — (14.6%)
	1st Constitution Bancorp	25,910	616,140
	1st Source Corp.	73,157	3,532,020
	ACNB Corp.	20,654	573,149

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Affiliated Managers Group, Inc.	75,159	$12,617,693
*	Affinity Bancshares, Inc.	7,887	114,362
	Aflac, Inc.	427,496	22,943,710
*	Alleghany Corp.	20,575	13,402,143
	Allegiance Bancshares, Inc.	48,406	1,896,063
	Allstate Corp.	380,303	47,032,072
	Ally Financial, Inc.	702,004	33,513,671
	A-Mark Precious Metals, Inc.	17,533	1,314,800
*	Ambac Financial Group, Inc.	64,306	1,087,414
	American Equity Investment Life Holding Co.	227,817	7,260,528
	American Express Co.	623,197	108,299,175
	American Financial Group, Inc.	167,502	22,786,972
	American International Group, Inc.	524,956	31,019,650
	American National Bankshares, Inc.	26,536	984,486
	American National Group, Inc.	43,227	8,200,594
	Ameriprise Financial, Inc.	134,266	40,565,787
	Ameris Bancorp	203,508	10,661,784
	AMERISAFE, Inc.	58,101	3,444,808
	AmeriServ Financial, Inc.	18,864	75,267
	Ames National Corp.	21,956	542,752
	Aon PLC, Class A	233,196	74,604,064
*	Arch Capital Group Ltd.	487,404	20,383,235
	Ares Management Corp., Class A	72,067	6,106,958
	Argo Group International Holdings Ltd.	89,352	4,923,295
	Arrow Financial Corp.	43,095	1,544,956
	Arthur J Gallagher & Co.	155,115	26,008,132
#	Artisan Partners Asset Management, Inc., Class A	138,390	6,855,841
	Associated Banc-Corp.	338,868	7,549,979
	Associated Capital Group, Inc., Class A	6,655	241,909
	Assurant, Inc.	126,219	20,360,387
	Assured Guaranty Ltd.	194,573	10,814,367
*	Athene Holding Ltd., Class A	187,720	16,333,517
	Atlantic American Corp.	17,563	71,657
*	Atlantic Capital Bancshares, Inc.	80,075	2,202,863
	Atlantic Union Bankshares Corp.	208,582	7,481,836
*	Atlanticus Holdings Corp.	36,049	2,793,437
	Auburn National BanCorp, Inc.	5,123	173,260
	Axis Capital Holdings Ltd.	186,997	9,736,934
*	Axos Financial, Inc.	164,349	8,710,497
	Banc of California, Inc.	161,667	3,286,690
	BancFirst Corp.	85,674	5,569,667
*	Bancorp, Inc.	188,264	5,751,465
	Bank of America Corp.	3,352,939	160,203,425
	Bank of Hawaii Corp.	108,068	9,131,746
	Bank of Marin Bancorp	38,351	1,461,557
	Bank of New York Mellon Corp.	645,932	38,239,174
	Bank of NT Butterfield & Son Ltd.	147,963	5,311,872
	Bank of Princeton	15,499	469,310
#	Bank of South Carolina Corp.	10,128	202,661
	Bank of the James Financial Group, Inc.	8,408	131,165
	Bank OZK	282,555	12,621,732
	BankFinancial Corp.	41,987	478,232
	BankUnited, Inc.	261,972	10,625,584
	Bankwell Financial Group, Inc.	15,051	447,015
	Banner Corp.	83,217	4,806,614
	Bar Harbor Bankshares	36,327	1,078,912
*	Baycom Corp.	12,706	240,016
	BCB Bancorp, Inc.	42,624	644,475
*	Berkshire Bancorp, Inc.	350	3,955

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Berkshire Hathaway, Inc., Class B	840,748	$241,303,083
	Berkshire Hills Bancorp, Inc.	122,741	3,332,418
	BGC Partners, Inc., Class A	757,773	4,069,241
	BlackRock, Inc.	82,921	78,232,647
	Blackstone, Inc.	108,362	14,999,468
*	Blucora, Inc.	75,507	1,247,376
	BOK Financial Corp.	130,213	13,173,649
*	Bridgewater Bancshares, Inc.	38,692	699,938
*	Brighthouse Financial, Inc.	52,344	2,629,239
	BrightSphere Investment Group, Inc.	237,670	7,125,347
	Brookline Bancorp, Inc.	251,461	4,035,949
	Brown & Brown, Inc.	346,735	21,882,446
	Bryn Mawr Bank Corp.	54,265	2,514,640
	Business First Bancshares, Inc.	2,673	71,316
	Byline Bancorp, Inc.	9,550	246,008
	C&F Financial Corp.	9,438	482,942
	Cadence Bank	468,029	13,582,216
	California First Leasing Corp.	4,858	89,096
	Cambridge Bancorp	6,983	641,109
	Camden National Corp.	46,551	2,215,828
*	Cannae Holdings, Inc.	219,986	7,501,523
	Capital City Bank Group, Inc.	40,730	1,094,415
	Capital One Financial Corp.	245,337	37,053,247
	Capitol Federal Financial, Inc.	449,698	5,454,837
	Capstar Financial Holdings, Inc.	52,453	1,152,392
	Cathay General Bancorp	191,815	8,092,675
	Cboe Global Markets, Inc.	76,244	10,059,633
	CBTX, Inc.	34,416	936,115
*	CCUR Holdings, Inc.	4	24,600
	Central Pacific Financial Corp.	56,777	1,560,800
	Central Valley Community Bancorp	24,647	525,721
	Century Bancorp, Inc., Class A	13,628	1,569,264
	CF Bankshares, Inc.	6,476	130,168
	Charles Schwab Corp.	533,256	43,742,990
	Chemung Financial Corp.	10,517	486,411
	Chubb Ltd.	224,710	43,903,840
	Cincinnati Financial Corp.	188,721	22,918,278
	CIT Group, Inc.	176,002	8,717,379
	Citigroup, Inc.	998,090	69,027,904
	Citizens & Northern Corp.	25,465	649,612
	Citizens Community Bancorp, Inc.	24,520	333,472
	Citizens Financial Group, Inc.	435,593	20,638,396
	Citizens Holding Co.	5,685	102,387
#*	Citizens, Inc.	80,221	516,623
	City Holding Co.	39,096	3,111,260
	Civista Bancshares, Inc.	35,622	857,065
	CME Group, Inc.	130,742	28,835,148
	CNA Financial Corp.	112,747	5,057,830
	CNB Financial Corp.	40,786	1,046,977
	CNO Financial Group, Inc.	193,155	4,662,762
*	Coastal Financial Corp.	12,903	490,959
	Codorus Valley Bancorp, Inc.	25,045	548,235
	Cohen & Steers, Inc.	131,992	12,524,721
	Colony Bankcorp, Inc.	20,874	392,431
	Columbia Banking System, Inc.	201,099	6,863,509
*	Columbia Financial, Inc.	80,139	1,492,188
	Comerica, Inc.	255,711	21,758,449
	Commerce Bancshares, Inc.	251,016	17,699,138
#	Community Bank System, Inc.	149,412	10,708,358

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Community Bankers Trust Corp.	55,574	$647,993
	Community Financial Corp.	15,436	588,420
	Community Trust Bancorp, Inc.	45,101	1,970,012
#	Community West Bancshares	17,906	234,569
	ConnectOne Bancorp, Inc.	104,657	3,530,081
*	Consumer Portfolio Services, Inc.	175,197	1,144,036
	County Bancorp, Inc.	18,100	640,740
	Cowen, Inc., Class A	61,407	2,316,886
	Crawford & Co., Class A	87,761	758,255
	Crawford & Co., Class B	71,397	589,739
#*	Credit Acceptance Corp.	55,438	33,163,566
#	Cullen/Frost Bankers, Inc.	113,352	14,679,084
*	Customers Bancorp, Inc.	95,711	5,100,439
	CVB Financial Corp.	373,495	7,477,370
	Diamond Hill Investment Group, Inc.	13,525	2,933,032
	Dime Community Bancshares, Inc.	139,043	4,961,054
	Discover Financial Services	389,048	44,086,919
	Donegal Group, Inc., Class A	64,223	915,178
	Donegal Group, Inc., Class B	5,678	82,274
*	Donnelley Financial Solutions, Inc.	98,704	3,782,337
	Eagle Bancorp Montana, Inc.	17,152	385,920
	Eagle Bancorp, Inc.	93,270	5,278,149
	East West Bancorp, Inc.	257,210	20,443,051
#*	eHealth, Inc.	61,247	2,716,304
#*	Elevate Credit, Inc.	56,257	192,962
	Elmira Savings Bank	7,695	175,138
	Emclaire Financial Corp.	2,399	64,965
	Employers Holdings, Inc.	68,332	2,637,615
#*	Encore Capital Group, Inc.	75,381	4,072,082
*	Enova International, Inc.	134,547	4,364,705
*	Enstar Group Ltd.	32,385	7,473,810
	Enterprise Bancorp, Inc.	18,776	697,528
	Enterprise Financial Services Corp.	97,648	4,591,409
	Equitable Holdings, Inc.	116,783	3,912,230
	Equity Bancshares, Inc., Class A	40,149	1,343,386
#	Erie Indemnity Co., Class A	58,701	12,081,253
*	Esquire Financial Holdings, Inc.	17,523	560,386
	ESSA Bancorp, Inc.	19,001	308,766
	Essent Group Ltd.	178,380	8,562,240
	Evans Bancorp, Inc.	13,748	549,233
	Evercore, Inc., Class A	118,960	18,062,886
	Everest Re Group Ltd.	57,189	14,954,923
*	EZCORP, Inc., Class A	255,528	1,906,239
	FactSet Research Systems, Inc.	60,961	27,059,978
#	Farmers & Merchants Bancorp, Inc.	8,932	226,694
#	Farmers National Banc Corp.	51,416	916,233
	FB Financial Corp.	139,020	6,301,777
	Federal Agricultural Mortgage Corp., Class A	2,460	291,380
	Federal Agricultural Mortgage Corp., Class C	26,328	3,319,698
#	Federated Hermes, Inc.	265,579	8,846,436
	FedNat Holding Co.	42,906	108,981
*	FFBW, Inc.	15,405	184,860
*	FG Financial Group, Inc.	8,932	34,478
#	Fidelity D&D Bancorp, Inc.	5,497	278,093
	Fidelity National Financial, Inc.	416,952	19,976,170
	Fifth Third Bancorp	780,570	33,978,212
	Financial Institutions, Inc.	49,837	1,590,797
	First American Financial Corp.	308,149	22,538,018
	First BanCorp	732,789	10,002,570

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First BanCorp	109,334	$5,293,952
	First Bancorp, Inc.	28,285	839,216
	First Bancshares, Inc.	29,331	1,180,573
	First Bancshares, Inc.	569	9,047
	First Bank	36,002	541,470
	First Busey Corp.	141,151	3,597,939
	First Business Financial Services, Inc.	19,875	580,350
	First Capital, Inc.	6,938	279,463
#	First Citizens BancShares, Inc., Class A	22,584	18,381,118
	First Commonwealth Financial Corp.	289,300	4,426,290
	First Community Bankshares, Inc.	47,059	1,525,653
	First Community Corp.	19,898	400,348
	First Financial Bancorp	232,813	5,536,293
#	First Financial Bankshares, Inc.	268,216	13,603,916
	First Financial Corp.	23,250	996,263
	First Financial Northwest, Inc.	22,460	370,590
	First Foundation, Inc.	135,512	3,605,974
	First Guaranty Bancshares, Inc.	6,290	130,266
	First Hawaiian, Inc.	20,596	568,244
	First Horizon Corp.	1,308,440	22,204,227
	First Internet Bancorp	23,535	801,131
	First Interstate BancSystem, Inc., Class A	117,743	4,894,577
	First Merchants Corp.	159,664	6,638,829
	First Mid Bancshares, Inc.	33,744	1,453,692
	First Midwest Bancorp, Inc.	273,585	5,266,511
#	First National Corp.	4,411	100,350
	First Northwest Bancorp	27,220	491,321
	First of Long Island Corp.	57,058	1,148,578
	First Republic Bank	151,619	32,799,738
#	First Savings Financial Group, Inc.	10,533	292,607
	First U.S. Bancshares, Inc.	11,301	126,006
	First United Corp.	18,660	352,301
#*	First Western Financial, Inc.	5,714	165,820
	FirstCash, Inc.	104,652	9,258,562
	Flagstar Bancorp, Inc.	131,022	6,182,928
	Flushing Financial Corp.	77,621	1,864,456
	FNB Corp.	771,885	8,992,460
	Franklin Financial Services Corp.	2,735	88,888
	Franklin Resources, Inc.	285,638	8,994,741
	FS Bancorp, Inc.	25,306	872,045
	Fulton Financial Corp.	389,814	6,276,005
*	FVCBankcorp, Inc.	7,445	152,623
	GAMCO Investors, Inc., Class A	31,662	837,460
*	Genworth Financial, Inc., Class A	715,120	2,939,143
#	German American Bancorp, Inc.	79,577	3,136,925
	Glacier Bancorp, Inc.	250,107	13,828,416
#	Glen Burnie Bancorp	793	9,191
	Global Indemnity Group LLC, Class A	35,994	885,092
	Globe Life, Inc.	159,563	14,204,298
	Goldman Sachs Group, Inc.	185,527	76,687,585
	Great Southern Bancorp, Inc.	36,452	2,056,986
	Great Western Bancorp, Inc.	144,576	4,922,813
*	Green Dot Corp., Class A	132,386	5,607,871
#	Greene County Bancorp, Inc.	1,937	65,935
#	Greenhill & Co., Inc.	39,752	624,901
*	Greenlight Capital Re Ltd., Class A	68,485	508,844
	Guaranty Bancshares, Inc.	23,127	868,188
	Guaranty Federal Bancshares, Inc.	9,816	234,112
*	Hallmark Financial Services, Inc.	79,845	265,884

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Hamilton Lane, Inc., Class A	46,666	$4,877,064
	Hancock Whitney Corp.	226,032	11,184,063
	Hanmi Financial Corp.	106,232	2,357,288
	Hanover Insurance Group, Inc.	95,739	12,063,114
	HarborOne Bancorp, Inc.	93,608	1,345,147
	Harleysville Financial Corp.	332	8,317
	Hartford Financial Services Group, Inc.	531,063	38,730,425
	Hawthorn Bancshares, Inc.	17,843	427,697
	HCI Group, Inc.	32,040	4,293,680
	Heartland Financial USA, Inc.	105,977	5,311,567
#	Hennessy Advisors, Inc.	19,696	227,292
	Heritage Commerce Corp.	143,853	1,724,797
	Heritage Financial Corp.	86,202	2,141,258
	Heritage Insurance Holdings, Inc.	95,790	626,467
	Hilltop Holdings, Inc.	301,052	10,669,283
#	Hingham Institution For Savings	5,536	1,999,825
*	HMN Financial, Inc.	11,368	264,988
	Home Bancorp, Inc.	19,761	825,022
	Home BancShares, Inc.	415,260	9,866,578
	Home Federal Bancorp Inc of Louisiana	5,228	98,809
	HomeStreet, Inc.	57,218	2,698,401
	HomeTrust Bancshares, Inc.	14,545	442,168
	Hope Bancorp, Inc.	339,148	4,948,169
	Horace Mann Educators Corp.	99,530	3,899,585
	Horizon Bancorp, Inc.	112,389	2,143,258
	Houlihan Lokey, Inc.	94,105	10,547,288
*	Howard Bancorp, Inc.	46,613	965,355
	Huntington Bancshares, Inc.	2,027,692	31,915,872
*	HV Bancorp, Inc.	1,600	35,168
*	ICC Holdings, Inc.	4,514	73,578
	IF Bancorp, Inc.	6,461	145,566
#	Independence Holding Co.	33,517	1,644,009
#	Independent Bank Corp.	78,268	6,613,646
	Independent Bank Corp.	57,752	1,301,153
	Independent Bank Group, Inc.	116,438	8,417,303
	Interactive Brokers Group, Inc., Class A	75,879	5,376,027
	Intercontinental Exchange, Inc.	315,151	43,635,807
	International Bancshares Corp.	202,040	8,566,496
	Invesco Ltd.	599,951	15,244,755
	Investar Holding Corp.	26,149	488,986
	Investors Bancorp, Inc.	601,778	9,207,203
	Investors Title Co.	5,686	1,101,947
	James River Group Holdings Ltd.	118,333	3,780,739
	Janus Henderson Group PLC	257,303	11,964,589
	Jefferies Financial Group, Inc.	486,320	20,911,760
	JPMorgan Chase & Co.	2,014,663	342,271,097
	Kearny Financial Corp.	222,528	2,986,326
	Kemper Corp.	165,791	10,524,413
	Kentucky First Federal Bancorp	16,790	118,705
	KeyCorp	1,039,211	24,182,440
	Kingstone Cos., Inc.	26,663	153,312
	Kinsale Capital Group, Inc.	24,672	4,617,365
	KKR & Co., Inc.	280,744	22,366,874
	Lake Shore Bancorp, Inc.	8,295	123,927
	Lakeland Bancorp, Inc.	125,286	2,252,642
#	Lakeland Financial Corp.	73,806	5,304,437
	Landmark Bancorp, Inc.	11,868	339,900
	Lazard Ltd., Class A	299,807	14,687,545
	LCNB Corp.	30,267	516,052

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	LendingClub Corp.	181,392	$8,336,776
*	LendingTree, Inc.	7,865	1,269,332
	Level One Bancorp, Inc.	14,563	457,424
*	Limestone Bancorp, Inc.	14,697	268,220
	Lincoln National Corp.	253,699	18,304,383
#	Live Oak Bancshares, Inc.	114,349	10,197,644
	Loews Corp.	314,936	17,658,462
	LPL Financial Holdings, Inc.	269,131	44,142,867
	Luther Burbank Corp.	6,429	93,285
	M&T Bank Corp.	142,315	20,937,383
	Macatawa Bank Corp.	96,432	810,029
*	Magyar Bancorp, Inc.	10,243	115,848
*	Maiden Holdings Ltd.	216,792	706,742
*	MainStreet Bancshares, Inc.	3,548	88,700
*	Malvern Bancorp, Inc.	21,444	360,474
	Manning & Napier, Inc.	37,193	358,912
*	Markel Corp.	14,723	19,333,213
	MarketAxess Holdings, Inc.	44,651	18,247,524
	Marlin Business Services Corp.	33,916	777,355
	Marsh & McLennan Cos., Inc.	272,725	45,490,530
*	MBIA, Inc.	460,050	7,149,177
	Mercantile Bank Corp.	39,357	1,352,700
	Merchants Bancorp	3,508	155,860
	Mercury General Corp.	145,686	7,938,430
	Meridian Bancorp, Inc.	158,007	3,665,762
	Meridian Corp.	4,438	134,028
	Meta Financial Group, Inc.	128,221	7,108,572
	MetLife, Inc.	401,646	25,223,369
*	Metropolitan Bank Holding Corp.	10,356	940,946
	MGIC Investment Corp.	277,958	4,491,801
#	Mid Penn Bancorp, Inc.	5,767	161,591
#	Middlefield Banc Corp.	15,418	385,450
	Midland States Bancorp, Inc.	50,496	1,295,727
	MidWestOne Financial Group, Inc.	27,498	862,062
	Moelis & Co., Class A	84,833	6,170,752
	Moody’s Corp.	114,488	46,270,325
	Morgan Stanley	1,184,937	121,787,825
	Morningstar, Inc.	84,700	26,828,725
*	Mr Cooper Group, Inc.	52,741	2,312,165
	MSCI, Inc., Class A	36,882	24,522,104
#	MVB Financial Corp.	27,926	1,192,161
	Nasdaq, Inc.	196,407	41,219,937
	National Bank Holdings Corp., Class A	90,788	3,937,476
	National Bankshares, Inc.	7,777	289,693
	National Security Group, Inc.	2,402	24,332
	National Western Life Group, Inc., Class A	11,616	2,497,556
	Navient Corp.	515,204	10,149,519
	NBT Bancorp, Inc.	136,557	5,010,276
	Nelnet, Inc., Class A	93,672	7,740,117
	New York Community Bancorp, Inc.	689,481	8,570,249
*	NI Holdings, Inc.	24,329	483,661
*	Nicholas Financial, Inc.	18,462	219,698
*	Nicolet Bankshares, Inc.	29,966	2,154,256
*	NMI Holdings, Inc., Class A	207,959	5,049,245
	Northeast Bank	24,203	801,119
	Northern Trust Corp.	238,095	29,295,209
	Northfield Bancorp, Inc.	136,701	2,399,103
	Northrim BanCorp, Inc.	16,807	746,567
	Northwest Bancshares, Inc.	323,458	4,463,720

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Norwood Financial Corp.	10,571	$276,643
#	Oak Valley Bancorp	15,008	258,888
	OceanFirst Financial Corp.	151,741	3,364,098
	Oconee Federal Financial Corp.	2,225	54,513
*	Ocwen Financial Corp.	1,835	57,637
	OFG Bancorp	146,742	3,800,618
	Ohio Valley Banc Corp.	8,757	243,970
	Old National Bancorp	443,795	7,580,019
#	Old Point Financial Corp.	7,052	148,868
	Old Republic International Corp.	646,273	16,693,232
	Old Second Bancorp, Inc.	13,666	185,038
	OneMain Holdings, Inc.	415,636	21,949,737
*	Open Lending Corp., Class A	1,209	38,108
	Oppenheimer Holdings, Inc., Class A	16,285	847,634
	Origin Bancorp, Inc.	23,289	1,038,689
	Orrstown Financial Services, Inc.	28,231	669,357
	Pacific Premier Bancorp, Inc.	266,404	11,186,304
	PacWest Bancorp	193,140	9,168,356
#*	Palomar Holdings, Inc.	3,188	291,543
#	Park National Corp.	41,386	5,321,826
	Parke Bancorp, Inc.	27,897	618,476
	Pathfinder Bancorp, Inc.	8,118	134,596
*	Patriot National Bancorp, Inc.	5,433	52,048
#	PCB Bancorp	22,984	489,559
	PCSB Financial Corp.	36,841	704,032
	Peapack-Gladstone Financial Corp.	57,003	1,912,451
	Penns Woods Bancorp, Inc.	18,588	442,394
	Peoples Bancorp of North Carolina, Inc.	12,220	343,382
	Peoples Bancorp, Inc.	69,426	2,218,855
	Peoples Financial Services Corp.	8,101	370,864
	People’s United Financial, Inc.	861,950	14,773,823
	Pinnacle Financial Partners, Inc.	162,141	15,657,956
	Piper Sandler Cos	47,791	7,870,700
#	PJT Partners, Inc., Class A	32,020	2,618,916
#	Plumas Bancorp	13,751	507,962
	PNC Financial Services Group, Inc.	215,458	45,468,102
#*	Ponce de Leon Federal Bank	43,206	670,125
	Popular, Inc.	212,201	17,281,649
*	PRA Group, Inc.	109,231	4,683,825
	Preferred Bank	47,770	3,275,589
	Premier Financial Corp.	102,494	3,267,509
	Primerica, Inc.	150,675	25,349,562
	Primis Financial Corp.	59,841	906,591
	Principal Financial Group, Inc.	320,691	21,515,159
	ProAssurance Corp.	128,826	2,951,404
	PROG Holdings, Inc.	181,144	7,327,275
	Progressive Corp.	401,254	38,070,980
	Prosperity Bancshares, Inc.	189,642	14,281,939
#	Provident Bancorp, Inc.	43,546	784,699
	Provident Financial Holdings, Inc.	18,377	313,328
	Provident Financial Services, Inc.	196,552	4,866,628
	Prudential Bancorp, Inc.	22,902	343,301
	Prudential Financial, Inc.	255,959	28,168,288
#	Pzena Investment Management, Inc., Class A	7,981	86,833
	QCR Holdings, Inc.	40,209	2,217,124
	Radian Group, Inc.	195,407	4,664,365
	Randolph Bancorp, Inc.	14,267	335,275
	Raymond James Financial, Inc.	252,801	24,923,651
	RBB Bancorp	23,880	613,000

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regional Management Corp.	33,931	$1,733,195
	Regions Financial Corp.	1,012,946	23,986,561
	Reinsurance Group of America, Inc.	94,766	11,189,969
	RenaissanceRe Holdings Ltd.	85,190	12,079,942
	Renasant Corp.	139,847	5,231,676
	Republic Bancorp, Inc., Class A	43,711	2,361,268
#*	Republic First Bancorp, Inc.	146,531	454,246
	Riverview Bancorp, Inc.	55,458	409,835
	RLI Corp.	99,196	10,743,919
	S&P Global, Inc.	119,120	56,481,939
	S&T Bancorp, Inc.	107,626	3,289,051
*	Safeguard Scientifics, Inc.	52,212	438,059
	Safety Insurance Group, Inc.	43,285	3,393,977
	Salisbury Bancorp, Inc.	7,079	370,232
	Sandy Spring Bancorp, Inc.	115,455	5,479,494
	Santander Consumer USA Holdings, Inc.	629,249	26,239,683
	SB Financial Group, Inc.	17,474	326,764
	Seacoast Banking Corp. of Florida	71,438	2,602,486
*	Security National Financial Corp., Class A	38,871	343,231
	SEI Investments Co.	277,051	17,465,295
	Selective Insurance Group, Inc.	168,882	13,235,282
	ServisFirst Bancshares, Inc.	135,957	10,918,707
	Severn Bancorp, Inc.	33,252	453,225
#	Shore Bancshares, Inc.	28,072	518,771
	Sierra Bancorp	56,383	1,407,320
	Signature Bank	75,773	22,566,715
	Silvercrest Asset Management Group, Inc., Class A	27,562	440,992
	Simmons First National Corp., Class A	259,569	7,758,517
*	SiriusPoint Ltd.	315,513	2,965,822
	SLM Corp.	1,054,096	19,342,662
	SmartFinancial, Inc.	22,886	594,807
#	Sound Financial Bancorp, Inc.	5,599	241,429
	South State Corp.	174,227	13,605,386
*	Southern First Bancshares, Inc.	22,117	1,191,443
	Southern Missouri Bancorp, Inc.	15,829	861,098
	Southside Bancshares, Inc.	105,817	4,372,358
	Spirit of Texas Bancshares, Inc.	29,059	707,005
	State Auto Financial Corp.	115,700	5,936,567
	State Street Corp.	310,280	30,578,094
	Sterling Bancorp	471,980	12,011,891
*	Sterling Bancorp, Inc.	22,217	120,194
	Stewart Information Services Corp.	78,705	5,601,435
	Stifel Financial Corp.	208,668	15,205,637
	Stock Yards Bancorp, Inc.	59,637	3,652,766
*	StoneX Group, Inc.	46,863	3,238,702
	Summit Financial Group, Inc.	17,934	450,681
	Summit State Bank	14,815	258,518
*	SVB Financial Group	70,780	50,777,572
	Synchrony Financial	927,351	43,075,454
	Synovus Financial Corp.	394,604	18,384,600
	T Rowe Price Group, Inc.	215,541	46,746,532
	Territorial Bancorp, Inc.	24,002	602,210
*	Texas Capital Bancshares, Inc.	126,929	7,691,897
	TFS Financial Corp.	316,921	6,167,283
	Timberland Bancorp, Inc.	20,578	571,040
	Tiptree, Inc.	128,893	2,012,020
	Tompkins Financial Corp.	39,573	3,249,339
	Towne Bank	226,260	7,131,715
	Tradeweb Markets, Inc., Class A	6,193	551,796

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Travelers Cos., Inc.	304,649	$49,011,931
	TriCo Bancshares	97,972	4,294,113
*	TriState Capital Holdings, Inc.	78,072	2,346,064
*	Triumph Bancorp, Inc.	89,285	10,473,130
	Truist Financial Corp.	679,605	43,134,529
#*	Trupanion, Inc.	1,537	157,389
	TrustCo Bank Corp. NY	49,603	1,664,677
	Trustmark Corp.	178,638	5,682,475
	U.S. Bancorp	909,248	54,891,302
#	U.S. Global Investors, Inc., Class A	14,134	86,641
	UMB Financial Corp.	116,592	11,521,621
	Umpqua Holdings Corp.	547,964	11,205,864
#*	Unico American Corp.	5,450	18,203
#	Union Bankshares, Inc.	2,439	78,048
	United Bancorp, Inc.	11,080	166,311
	United Bancshares, Inc.	6,375	186,278
	United Bankshares, Inc.	324,815	12,014,907
	United Community Banks, Inc.	240,321	8,372,784
	United Fire Group, Inc.	76,239	1,557,563
	United Insurance Holdings Corp.	170,119	649,855
	United Security Bancshares	42,847	338,920
	Unity Bancorp, Inc.	24,920	631,722
	Universal Insurance Holdings, Inc.	125,081	1,847,446
	Univest Financial Corp.	85,860	2,464,182
	Unum Group	324,774	8,271,994
	Valley National Bancorp	865,224	11,472,870
#	Value Line, Inc.	11,063	381,120
	Veritex Holdings, Inc.	91,340	3,740,373
#	Victory Capital Holdings, Inc., Class A	8,635	327,267
	Virtu Financial, Inc., Class A	207,544	5,163,695
#	Virtus Investment Partners, Inc.	23,545	7,534,400
	Voya Financial, Inc.	272,673	19,024,395
	Walker & Dunlop, Inc.	110,689	14,397,318
	Washington Federal, Inc.	175,486	6,205,185
	Washington Trust Bancorp, Inc.	45,156	2,468,227
	Waterstone Financial, Inc.	88,635	1,832,085
	Webster Financial Corp.	242,976	13,596,937
	Wells Fargo & Co.	1,742,572	89,149,984
	WesBanco, Inc.	164,070	5,704,714
	West BanCorp, Inc.	53,638	1,700,325
	Westamerica BanCorp	64,359	3,588,658
	Western Alliance Bancorp	286,541	33,264,545
	Western New England Bancorp, Inc.	80,953	787,673
	Westwood Holdings Group, Inc.	21,421	372,725
	White Mountains Insurance Group Ltd.	7,435	7,843,851
	Willis Towers Watson PLC	101,246	24,529,881
	Wintrust Financial Corp.	150,048	13,279,248
#	WisdomTree Investments, Inc.	331,125	2,115,889
#*	World Acceptance Corp.	29,908	5,544,644
	WR Berkley Corp.	219,982	17,510,567
	WSFS Financial Corp.	127,999	6,631,628
	WVS Financial Corp.	2,157	33,584
	Zions Bancorp NA	271,529	17,103,612

TOTAL FINANCIALS			5,203,425,501

HEALTH CARE — (11.6%)
*	10X Genomics, Inc., Class A	3,100	499,937
	Abbott Laboratories	617,535	79,594,086
	AbbVie, Inc.	1,165,578	133,656,829

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	ABIOMED, Inc.	38,341	$12,730,746
#*	Acadia Healthcare Co., Inc.	259,931	16,115,722
*	ACADIA Pharmaceuticals, Inc.	47,668	855,641
*	Acceleron Pharma, Inc.	16,850	2,934,933
#*	Accuray, Inc.	79,188	395,148
#»††	Achillion Pharmaceuticals, Inc.	448,234	649,939
*	Adaptive Biotechnologies Corp.	1,731	57,833
*	Addus HomeCare Corp.	31,656	2,959,836
#*	Adverum Biotechnologies, Inc.	188,597	428,115
#*	Aeglea BioTherapeutics, Inc.	65,850	482,022
	Agilent Technologies, Inc.	156,122	24,587,654
#*	Agios Pharmaceuticals, Inc.	24,906	1,170,582
#*	Akebia Therapeutics, Inc.	317,008	909,813
#*	Albireo Pharma, Inc.	29,788	870,405
#*	Aldeyra Therapeutics, Inc.	60,566	551,151
*	Align Technology, Inc.	15,575	9,724,563
#*	Alkermes PLC	110,295	3,340,836
*	Allscripts Healthcare Solutions, Inc.	336,013	4,630,259
#*	Alnylam Pharmaceuticals, Inc.	26,131	4,169,462
#*	Alpine Immune Sciences, Inc.	19,427	245,752
*	Amedisys, Inc.	67,149	11,371,012
*	American Shared Hospital Services	3,958	11,557
	AmerisourceBergen Corp.	188,916	23,051,530
	Amgen, Inc.	480,932	99,538,496
*	Amicus Therapeutics, Inc.	7,731	81,176
*	AMN Healthcare Services, Inc.	170,793	16,857,269
*	Amphastar Pharmaceuticals, Inc.	120,491	2,250,772
#*	Amryt Pharma PLC, ADR	3,986	42,212
*	AnaptysBio, Inc.	60,000	1,974,000
*	AngioDynamics, Inc.	120,664	3,450,990
*	ANI Pharmaceuticals, Inc.	39,922	1,492,284
*	Anika Therapeutics, Inc.	34,330	1,429,845
	Anthem, Inc.	185,833	80,861,513
#*	Applied Genetic Technologies Corp.	47,982	124,273
*	Apyx Medical Corp.	71,717	1,025,553
#*	Aravive, Inc.	28,295	100,447
*	Arena Pharmaceuticals, Inc.	104,842	6,016,882
*	Arvinas, Inc.	1,953	169,091
#*	Assembly Biosciences, Inc.	82,694	260,486
#*	Atara Biotherapeutics, Inc.	136,874	2,118,810
*	AtriCure, Inc.	19,789	1,485,362
#	Atrion Corp	4,902	3,568,656
*	Avanos Medical, Inc.	133,051	4,196,429
*	Avantor, Inc.	310,543	12,539,726
*	Avrobio, Inc.	12,944	72,745
*	AxoGen, Inc.	70,302	1,067,887
#*	Axonics, Inc.	8,500	623,475
	Baxter International, Inc.	296,235	23,390,716
	Becton Dickinson & Co.	85,776	20,551,072
*	BioDelivery Sciences International, Inc.	17,342	70,755
*	Biogen, Inc.	124,621	33,233,928
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,517	358,219
*	BioMarin Pharmaceutical, Inc.	91,526	7,251,605
*	Bio-Rad Laboratories, Inc., Class A	26,353	20,942,202
	Bio-Techne Corp.	32,108	16,813,354
#*	Bluebird Bio, Inc.	47,776	1,118,436
*	Blueprint Medicines Corp.	4,121	463,571
*	Boston Scientific Corp.	348,414	15,027,096
	Bristol-Myers Squibb Co.	1,357,737	79,291,841

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Brookdale Senior Living, Inc.	462,190	$3,004,235
	Bruker Corp.	255,048	20,480,354
*	Calithera Biosciences, Inc.	136,322	263,101
#*	Cara Therapeutics, Inc.	16,136	271,569
	Cardinal Health, Inc.	489,813	23,417,960
*	Cardiovascular Systems, Inc.	47,539	1,667,668
*	CareDx, Inc.	18,015	918,765
#*	Castlight Health, Inc., Class B	163,791	294,824
*	Catalent, Inc.	211,195	29,115,343
*	Catalyst Biosciences, Inc.	55,853	183,756
*	Catalyst Pharmaceuticals, Inc.	81,892	483,163
*	Celldex Therapeutics, Inc.	70,854	3,014,129
*	Centene Corp.	477,162	33,993,021
	Cerner Corp.	411,945	30,603,394
*	Change Healthcare, Inc.	312,164	6,720,891
*	Charles River Laboratories International, Inc.	109,328	49,053,287
#*	Chembio Diagnostics, Inc.	30,538	69,321
	Chemed Corp.	40,979	19,762,123
*	ChemoCentryx, Inc.	16,807	585,052
*	Chimerix, Inc.	189,397	992,440
	Cigna Corp.	277,181	59,208,633
*	Codexis, Inc.	3,161	109,908
#*	Collegium Pharmaceutical, Inc.	38,512	755,991
*	Community Health Systems, Inc.	187,097	2,450,971
*	Computer Programs & Systems, Inc.	35,295	1,274,150
*	Concert Pharmaceuticals, Inc.	73,255	200,719
#	CONMED Corp.	58,634	8,576,982
#»††	Contra Aduro Biotech I	19,543	34,982
*»	Contra Clementia Pharm, Inc.	1,000	0
»	Contra Pfenex, Inc.	44,829	33,622
	Cooper Cos., Inc.	43,578	18,168,540
*	Corcept Therapeutics, Inc.	274,763	4,945,734
*	CorVel Corp.	59,204	10,847,357
*	Corvus Pharmaceuticals, Inc.	39,229	177,707
*	Covetrus, Inc.	108,318	2,186,940
#*	CRISPR Therapeutics AG	10,154	927,365
*	Cross Country Healthcare, Inc.	112,414	2,330,342
*	CryoLife, Inc.	84,102	1,735,865
#*	Cue Biopharma, Inc.	104,535	1,276,372
*	Cumberland Pharmaceuticals, Inc.	37,326	100,407
#*	Cutera, Inc.	12,065	518,795
	CVS Health Corp.	829,846	74,088,651
*	Cyclerion Therapeutics, Inc.	3,615	9,254
#*	Cymabay Therapeutics, Inc.	126,914	494,965
#*	CytomX Therapeutics, Inc.	75,485	447,626
	Danaher Corp.	251,761	78,491,527
*	DaVita, Inc.	296,876	30,649,478
*	Denali Therapeutics, Inc.	96,021	4,642,615
	DENTSPLY SIRONA, Inc.	218,160	12,480,934
*	DexCom, Inc.	18,057	11,253,303
*	Eagle Pharmaceuticals, Inc.	15,105	791,049
#*	Editas Medicine, Inc.	2,612	95,913
*	Edwards Lifesciences Corp.	119,180	14,280,148
*	Elanco Animal Health, Inc.	337,955	11,111,960
#*»††	Elanco Animal Health, Inc.	131,780	0
*	Electromed, Inc.	13,044	143,223
	Eli Lilly & Co.	538,596	137,212,717
*	Emergent BioSolutions, Inc.	78,653	3,749,389
*	Enanta Pharmaceuticals, Inc.	42,258	3,627,849

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Encompass Health Corp.	312,208	$19,843,940
*	Endo International PLC	358,147	1,522,125
#*	Enochian Biosciences, Inc.	36,985	344,700
	Ensign Group, Inc.	169,224	13,201,164
*	Envista Holdings Corp.	196,246	7,673,219
#*	Enzo Biochem, Inc.	103,745	356,883
#*	Evolent Health, Inc., Class A	175,947	5,149,969
#*	Exact Sciences Corp.	63,961	6,090,366
*	Exelixis, Inc.	447,852	9,633,297
#*	Fate Therapeutics, Inc.	35,189	1,893,168
#*	FibroGen, Inc.	56,657	630,026
*	Five Star Senior Living, Inc.	204	838
*	FONAR Corp.	17,120	273,920
#*	G1 Therapeutics, Inc.	158,949	2,303,171
	Gilead Sciences, Inc.	912,518	59,204,168
*	Glaukos Corp.	5,398	246,743
#*	Global Blood Therapeutics, Inc.	66,950	2,445,014
*	Globus Medical, Inc., Class A	157,635	12,164,693
*	GlycoMimetics, Inc.	109,811	209,739
*	Great Elm Group, Inc.	61,827	123,654
#*	Guardant Health, Inc.	23,733	2,771,777
*	Haemonetics Corp.	109,830	7,546,419
*	Halozyme Therapeutics, Inc.	38,545	1,467,408
*	Hanger, Inc.	70,228	1,311,859
*	Harvard Bioscience, Inc.	104,293	785,326
	HCA Healthcare, Inc.	119,381	29,900,165
#*	Health Catalyst, Inc.	926	48,745
*	HealthEquity, Inc.	19,725	1,305,401
*	HealthStream, Inc.	75,703	2,014,457
*	Henry Schein, Inc.	175,487	13,398,432
#*	Heron Therapeutics, Inc.	36,977	407,117
#*	Heska Corp.	12,145	2,714,772
	Hill-Rom Holdings, Inc.	158,694	24,581,701
*	Hologic, Inc.	394,615	28,929,226
*	Horizon Therapeutics PLC	318,167	38,151,405
	Humana, Inc.	105,505	48,865,696
*	ICU Medical, Inc.	41,541	9,725,994
*	IDEXX Laboratories, Inc.	79,980	53,277,877
*	Illumina, Inc.	17,609	7,308,792
*	ImmuCell Corp.	6,242	54,930
*	Incyte Corp.	61,966	4,150,483
#*	InfuSystem Holdings, Inc.	40,643	675,893
#*	Innoviva, Inc.	204,485	3,568,263
*	Inogen, Inc.	52,269	2,072,466
#*	Inovalon Holdings, Inc., Class A	86,643	3,534,168
*	Insulet Corp.	8,002	2,480,780
*	Integer Holdings Corp.	75,875	6,830,268
#*	Integra LifeSciences Holdings Corp.	157,654	10,477,685
#*	Intellia Therapeutics, Inc.	127,571	16,964,392
#*	Intra-Cellular Therapies, Inc.	147,126	6,336,717
*	IntriCon Corp.	22,660	385,220
*	Intuitive Surgical, Inc.	63,150	22,805,359
#*	Invacare Corp.	81,904	404,606
#*	Ionis Pharmaceuticals, Inc.	75,712	2,412,941
*	IQVIA Holdings, Inc.	142,490	37,249,736
*	iRadimed Corp.	2,040	76,133
#*	IRIDEX Corp.	15,940	122,260
#*	Ironwood Pharmaceuticals, Inc.	129,702	1,656,295
*	IVERIC bio, Inc.	62,378	1,104,091

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Jazz Pharmaceuticals PLC	85,223	$11,338,068
	Johnson & Johnson	2,037,810	331,918,493
#*	Joint Corp.	14,513	1,269,597
#*	Jounce Therapeutics, Inc.	95,220	836,032
#*	Kala Pharmaceuticals, Inc.	45,256	78,745
#*	KalVista Pharmaceuticals, Inc.	34,070	612,579
#*	Karuna Therapeutics, Inc.	237	33,270
*	Kewaunee Scientific Corp.	6,314	80,819
#*	Kiniksa Pharmaceuticals Ltd., Class A	23,728	246,534
#*	Krystal Biotech, Inc.	4,200	210,378
#*	Kura Oncology, Inc.	78,799	1,293,880
*	Laboratory Corp. of America Holdings	125,960	36,153,039
#*	Lannett Co., Inc.	78,283	213,713
*	Lantheus Holdings, Inc.	134,078	3,136,084
	LeMaitre Vascular, Inc.	45,634	2,373,424
*	LENSAR, Inc.	35,748	255,598
*	LHC Group, Inc.	70,958	9,550,237
*	Ligand Pharmaceuticals, Inc.	33,228	4,849,294
#*	LivaNova PLC	114,567	8,789,580
#*	Lumos Pharma, Inc.	2,606	24,509
#*	MacroGenics, Inc.	115,420	2,254,153
#*	Madrigal Pharmaceuticals, Inc.	30,682	2,385,526
*	Magellan Health, Inc.	82,347	7,808,966
#*	Marinus Pharmaceuticals, Inc.	7,043	80,995
*	Masimo Corp.	49,872	14,140,707
	McKesson Corp.	161,071	33,483,439
*»††	MedCath Corp.	26,258	0
*	MEDNAX, Inc.	176,284	4,800,213
*	Medpace Holdings, Inc.	64,490	14,610,209
	Medtronic PLC	439,254	52,648,984
	Merck & Co., Inc.	1,746,611	153,789,099
*	Meridian Bioscience, Inc.	108,174	2,034,753
*	Merit Medical Systems, Inc.	118,231	7,952,217
#*	Merrimack Pharmaceuticals, Inc.	34,774	149,528
#*	Mersana Therapeutics, Inc.	44,631	382,041
*	Mettler-Toledo International, Inc.	25,652	37,987,534
#*	Minerva Neurosciences, Inc.	122,253	171,154
#*	Mirati Therapeutics, Inc.	361	68,236
#*»	Misonix, Inc.	2,276	61,452
*	Moderna, Inc.	55,788	19,258,575
*	ModivCare, Inc.	44,020	7,165,135
#*	Molecular Templates, Inc.	66,461	346,926
*	Molina Healthcare, Inc.	172,383	50,977,101
*	Morphic Holding, Inc.	174	10,005
*	Myriad Genetics, Inc.	210,588	6,479,793
*	Natera, Inc.	7,189	823,644
	National HealthCare Corp.	36,892	2,580,226
	National Research Corp.	38,542	1,668,869
*	Natus Medical, Inc.	81,306	2,036,715
#*	Nektar Therapeutics.	71,399	1,082,409
*	Neogen Corp.	137,226	5,806,032
#*	NeoGenomics, Inc.	126,762	5,831,052
*	Neurocrine Biosciences, Inc.	42,269	4,455,575
*	Nevro Corp.	8,408	956,326
*	NextGen Healthcare, Inc.	150,138	2,471,271
*	Novavax, Inc.	442	65,783
#*	Novocure Ltd.	16,434	1,685,635
*	NuVasive, Inc.	104,060	5,552,642
*	Omnicell, Inc.	69,111	12,312,125

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Opiant Pharmaceuticals, Inc.	5,178	$122,045
#*	OPKO Health, Inc.	148,435	562,569
#*	OptimizeRx Corp.	1,871	180,926
*	Option Care Health, Inc.	4,832	132,059
*	OraSure Technologies, Inc.	180,640	1,927,429
	Organon & Co.	203,829	7,490,716
*	Orthofix Medical, Inc.	46,834	1,685,087
#*	Otonomy, Inc.	84,471	177,389
	Owens & Minor, Inc.	195,119	7,000,870
*	Pacira BioSciences, Inc.	53,983	2,822,231
	Patterson Cos., Inc.	201,895	6,311,238
#*»††	PDL BioPharma, Inc.	458,319	1,187,046
*	Pennant Group, Inc.	85,823	2,194,494
#*	Penumbra, Inc.	9,215	2,548,408
	PerkinElmer, Inc.	140,161	24,793,079
	Perrigo Co. PLC	159,410	7,197,361
#*	PetIQ, Inc.	55,757	1,396,713
	Pfizer, Inc.	3,366,832	147,265,232
	Phibro Animal Health Corp., Class A	50,585	1,109,835
	Premier, Inc., Class A	232,042	9,038,036
*	Prestige Consumer Healthcare, Inc.	119,463	7,166,585
#*	Pro-Dex, Inc.	6,861	166,516
#»††	Progenic Pharmaceuticals, Inc.	132,661	46,431
#*	Protagonist Therapeutics, Inc.	77,791	2,423,968
*	Prothena Corp. PLC	147,751	8,178,018
*	Psychemedics Corp.	7,568	62,890
	Quest Diagnostics, Inc.	173,654	25,488,934
*	Quidel Corp.	69,469	9,223,399
*	R1 RCM, Inc.	174,428	3,785,088
*	RadNet, Inc.	97,644	3,035,752
*	Regeneron Pharmaceuticals, Inc.	46,911	30,020,225
*	REGENXBIO, Inc.	84,994	3,012,187
*	Repligen Corp.	45,396	13,187,538
	ResMed, Inc.	101,037	26,563,638
#*	Rhythm Pharmaceuticals, Inc.	43,899	505,277
*	Rigel Pharmaceuticals, Inc.	191,559	643,638
#*	Rocket Pharmaceuticals, Inc.	61,848	1,837,504
#	Royalty Pharma PLC, Class A	24,444	966,271
*	Sage Therapeutics, Inc.	11,719	472,979
#*	Sangamo Therapeutics, Inc.	509,424	4,136,523
*	Sarepta Therapeutics, Inc.	33,318	2,636,453
#*	scPharmaceuticals, Inc.	9,561	56,219
*	Seagen, Inc.	48,429	8,539,486
#*	SeaSpine Holdings Corp.	65,310	977,038
	Select Medical Holdings Corp.	496,656	16,498,912
*	Sensus Healthcare, Inc.	26,485	105,940
*	Sharps Compliance Corp.	23,834	196,631
#*	Shockwave Medical, Inc.	1,007	215,196
#*	SI-BONE, Inc.	35,466	799,758
#*	SIGA Technologies, Inc.	14,990	108,078
#	Simulations Plus, Inc.	9,442	476,821
#*	Spectrum Pharmaceuticals, Inc.	141,522	258,985
#*	Spero Therapeutics, Inc.	48,483	851,361
#*	SpringWorks Therapeutics, Inc.	3,424	229,613
#*	STAAR Surgical Co.	16,877	1,999,249
#*	Star Equity Holdings, Inc.	2,380	6,283
#*»††	Steadymed Ltd.	10,116	0
	STERIS PLC	123,053	28,762,408
#*	Strata Skin Sciences, Inc.	15,712	28,596

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Stryker Corp.	83,305	$22,164,961
*	Supernus Pharmaceuticals, Inc.	129,288	3,859,247
#*	Surface Oncology, Inc.	18,978	140,817
*	Surgalign Holdings, Inc.	194,049	186,539
*	Surgery Partners, Inc.	113,663	4,676,096
*	Surmodics, Inc.	43,052	2,396,274
*	Syndax Pharmaceuticals, Inc.	58,949	1,146,558
*	Syneos Health, Inc.	210,296	19,629,029
*	Synlogic, Inc.	86,658	221,844
#*	Syros Pharmaceuticals, Inc.	44,318	183,033
*	Tactile Systems Technology, Inc.	30,971	1,068,190
*	Tandem Diabetes Care, Inc.	10,635	1,449,870
*	Taro Pharmaceutical Industries Ltd.	58,647	3,259,014
#*	Teladoc Health, Inc.	18,231	2,727,175
	Teleflex, Inc.	32,713	11,676,578
*	Tenet Healthcare Corp.	212,055	15,195,861
	Thermo Fisher Scientific, Inc.	217,248	137,533,191
#*	Tivity Health, Inc.	86,638	2,167,683
#*	Travere Therapeutics, Inc.	85,964	2,476,623
*	Triple-S Management Corp., Class B	56,731	2,002,037
*	Twist Bioscience Corp.	4,304	511,315
#	U.S. Physical Therapy, Inc.	25,867	2,790,015
#*	Ultragenyx Pharmaceutical, Inc.	32,869	2,758,366
*	United Therapeutics Corp.	107,666	20,538,366
	UnitedHealth Group, Inc.	596,227	274,544,647
	Universal Health Services, Inc., Class B	140,010	17,375,241
	Utah Medical Products, Inc.	8,679	840,388
*	Vanda Pharmaceuticals, Inc.	130,996	2,242,652
#*	Varex Imaging Corp.	94,062	2,525,565
*	Veeva Systems, Inc., Class A	22,665	7,185,032
#*	Verastem, Inc.	33,906	88,156
#*	Vericel Corp.	35,671	1,641,579
*	Vertex Pharmaceuticals, Inc.	127,699	23,615,376
	Viatris, Inc.	1,114,599	14,879,897
#*	ViewRay, Inc.	55,142	403,088
#*	Viking Therapeutics, Inc.	15,900	92,538
#*	Vocera Communications, Inc.	17,811	1,007,746
*	Waters Corp.	45,107	16,579,078
	West Pharmaceutical Services, Inc.	75,626	32,510,105
	XBiotech, Inc.	9,859	144,533
#*	Xencor, Inc.	114,762	4,539,985
#*	Y-mAbs Therapeutics, Inc.	3,142	77,168
	Zimmer Biomet Holdings, Inc.	131,131	18,767,469
	Zoetis, Inc.	347,296	75,085,395
#*	Zogenix, Inc.	65,323	1,001,402
#*	Zynerba Pharmaceuticals, Inc.	7,863	30,115

TOTAL HEALTH CARE			4,125,756,874

INDUSTRIALS — (13.7%)
	3M Co.	456,981	81,653,365
	AAON, Inc.	148,654	10,651,059
*	AAR Corp.	88,993	3,147,682
	ABM Industries, Inc.	168,603	7,420,218
#*	Acacia Research Corp.	39,294	225,155
	ACCO Brands Corp.	283,984	2,348,548
#	Acme United Corp.	7,309	270,433
	Acuity Brands, Inc.	83,144	17,080,272
#	ADT, Inc.	99,057	827,126
	Advanced Drainage Systems, Inc.	120,583	13,601,762

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	AECOM	357,135	$24,417,320
#	Aerojet Rocketdyne Holdings, Inc.	209,080	9,201,611
*	AeroVironment, Inc.	50,092	4,463,698
	AGCO Corp.	210,787	25,760,279
	Air Lease Corp.	323,318	12,948,886
#*	Air T, Inc.	6,373	170,095
*	Air Transport Services Group, Inc.	161,970	4,031,433
	Alamo Group, Inc.	29,471	4,456,015
*	Alaska Air Group, Inc.	262,987	13,885,714
	Albany International Corp., Class A	84,839	6,842,265
*	Allegiant Travel Co.	43,467	7,618,461
	Allegion PLC	160,684	20,615,757
	Allied Motion Technologies, Inc.	57,514	2,021,617
	Allison Transmission Holdings, Inc.	294,473	9,823,619
#*	Alpha Pro Tech Ltd.	28,782	173,268
	Altra Industrial Motion Corp.	125,156	6,526,885
	AMERCO	36,617	26,986,363
#*	Ameresco, Inc., Class A	74,961	6,156,547
*	American Airlines Group, Inc.	242,596	4,657,843
#*	American Superconductor Corp.	51,248	941,938
*	American Woodmark Corp.	47,253	3,248,171
	AMETEK, Inc.	272,998	36,144,935
	AO Smith Corp.	303,142	22,150,586
*	API Group Corp.	22,597	492,163
	Apogee Enterprises, Inc.	63,554	2,664,819
	Applied Industrial Technologies, Inc.	105,844	10,317,673
	ArcBest Corp.	42,847	3,849,803
	Arcosa, Inc.	128,638	6,654,444
	Argan, Inc.	56,289	2,322,484
*	Armstrong Flooring, Inc.	71,087	201,887
	Armstrong World Industries, Inc.	109,506	11,569,309
*	ASGN, Inc.	168,848	20,204,352
	Astec Industries, Inc.	62,778	3,351,090
*	Astronics Corp.	37,753	487,014
*	Astronics Corp., Class B	38,887	495,615
*	Atkore, Inc.	163,382	15,444,500
*	Atlas Air Worldwide Holdings, Inc.	70,720	5,736,806
*	Avalon Holdings Corp., Class A	6,800	26,044
#*	Avis Budget Group, Inc.	155,454	26,941,733
*	Axon Enterprise, Inc.	54,191	9,752,212
*	AZEK Co., Inc.	14,284	524,080
	AZZ, Inc.	62,419	3,316,321
	Barnes Group, Inc.	139,248	5,840,061
	Barrett Business Services, Inc.	19,697	1,615,154
*	Beacon Roofing Supply, Inc.	206,821	10,934,626
	BGSF, Inc.	25,832	310,759
*	Boeing Co.	132,170	27,363,155
	Boise Cascade Co.	109,036	6,173,618
	Booz Allen Hamilton Holding Corp., Class A	263,412	22,879,966
	Brady Corp., Class A	108,218	5,637,076
	Brink’s Co.	111,977	7,712,976
#*	Broadwind, Inc.	18,954	55,156
*	Builders FirstSource, Inc.	455,474	26,540,470
	BWX Technologies, Inc.	193,548	10,981,914
*	CACI International, Inc., Class A	64,197	18,465,625
	CAI International, Inc.	69,005	3,859,450
	Carlisle Cos., Inc.	103,718	23,120,817
	Carrier Global Corp.	888,311	46,396,484
*	Casella Waste Systems, Inc., Class A	110,876	9,615,167

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Caterpillar, Inc.	494,834	$100,951,084
*	CBIZ, Inc.	155,483	5,707,781
*	CECO Environmental Corp.	96,273	662,358
#	CH Robinson Worldwide, Inc.	196,178	19,027,304
*	Chart Industries, Inc.	108,498	19,260,565
	Chicago Rivet & Machine Co.	653	17,566
#*	Cimpress PLC	48,517	4,333,538
	Cintas Corp.	121,650	52,686,615
*	CIRCOR International, Inc.	45,248	1,291,378
*	Civeo Corp.	14,372	324,376
#*	Clarivate PLC	89,005	2,087,167
*	Clean Harbors, Inc.	155,555	17,506,160
*	Colfax Corp.	274,471	14,168,193
	Columbus McKinnon Corp.	67,055	3,169,690
	Comfort Systems USA, Inc.	121,543	11,117,538
*	Commercial Vehicle Group, Inc.	85,531	858,731
	CompX International, Inc.	9,138	197,381
*	Construction Partners, Inc., Class A	86,689	3,086,995
#*	Copa Holdings SA, Class A	65,685	4,858,063
*	Copart, Inc.	252,027	39,137,273
*	Cornerstone Building Brands, Inc.	194,996	2,790,393
	Costamare, Inc.	285,271	3,825,484
*	CoStar Group, Inc.	185,770	15,985,508
	Covanta Holding Corp.	350,593	7,074,967
*	Covenant Logistics Group, Inc.	44,317	1,258,603
*	CPI Aerostructures, Inc.	27,297	81,891
	CRA International, Inc.	23,082	2,534,865
	Crane Co.	121,368	12,534,887
#	CSW Industrials, Inc.	50,720	7,030,806
	CSX Corp.	2,358,447	85,305,028
	Cummins, Inc.	225,012	53,966,878
	Curtiss-Wright Corp.	118,494	15,129,314
	Deere & Co.	214,381	73,384,760
*	Delta Air Lines, Inc.	111,469	4,361,782
	Deluxe Corp.	100,862	3,597,748
#*	DLH Holdings Corp.	24,977	380,150
	Donaldson Co., Inc.	254,309	15,261,083
	Douglas Dynamics, Inc.	95,780	4,051,494
	Dover Corp.	209,901	35,490,061
*	Ducommun, Inc.	30,827	1,491,719
*	DXP Enterprises, Inc.	47,518	1,566,193
*	Dycom Industries, Inc.	89,317	7,093,556
#*	Eagle Bulk Shipping, Inc.	25,621	1,102,984
	Eastern Co.	16,904	406,203
	Eaton Corp. PLC	282,490	46,543,052
*	Echo Global Logistics, Inc.	87,422	4,216,363
	EMCOR Group, Inc.	166,057	20,174,265
	Emerson Electric Co.	428,662	41,584,501
	Encore Wire Corp.	64,050	8,586,543
#*	Energy Recovery, Inc.	6,828	138,745
	Enerpac Tool Group Corp.	125,852	2,629,048
	EnerSys	104,077	8,330,323
#	Eneti, Inc.	22,074	312,789
	Ennis, Inc.	72,001	1,363,699
	EnPro Industries, Inc.	52,274	4,686,887
	Equifax, Inc.	64,068	17,774,385
	ESCO Technologies, Inc.	65,644	5,550,857
	Espey Manufacturing & Electronics Corp.	4,614	69,810
*	EVI Industries, Inc.	100	3,150

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Evoqua Water Technologies Corp.	132,517	$5,543,186
*	ExOne Co.	14,695	338,279
	Expeditors International of Washington, Inc.	209,244	25,791,415
	Exponent, Inc.	101,735	11,679,178
	Fastenal Co.	624,309	35,635,558
	Federal Signal Corp.	168,220	7,201,498
	FedEx Corp.	225,285	53,061,376
	Flowserve Corp.	195,158	6,561,212
#*	Fluor Corp.	97,973	1,904,595
*	Forrester Research, Inc.	39,296	2,092,512
	Fortive Corp.	253,056	19,158,870
	Fortune Brands Home & Security, Inc.	296,090	30,023,526
	Forward Air Corp.	74,309	7,472,513
*	Franklin Covey Co.	37,547	1,586,361
	Franklin Electric Co., Inc.	118,930	10,273,173
*	FTI Consulting, Inc.	94,796	13,643,040
#*	FuelCell Energy, Inc.	133,684	1,068,135
*	Gates Industrial Corp. PLC	10,504	172,686
#	GATX Corp.	100,773	9,558,319
	Genco Shipping & Trading Ltd.	100,655	1,728,246
*	Gencor Industries, Inc.	30,874	344,554
*	Generac Holdings, Inc.	73,894	36,840,593
	General Dynamics Corp.	163,061	33,060,618
	General Electric Co.	318,522	33,403,402
*	Gibraltar Industries, Inc.	82,181	5,354,914
#	Global Industrial Co.	84,890	3,444,836
*	GMS, Inc.	102,650	5,084,254
	Gorman-Rupp Co.	81,089	3,447,904
	Graco, Inc.	282,239	21,218,728
	GrafTech International Ltd.	276,547	2,959,053
	Graham Corp.	25,375	322,516
#	Granite Construction, Inc.	114,944	4,266,721
*	Great Lakes Dredge & Dock Corp.	230,767	3,512,274
#	Greenbrier Cos., Inc.	78,641	3,225,854
	Griffon Corp.	143,646	3,805,183
*	GXO Logistics, Inc.	244,132	21,678,922
	H&E Equipment Services, Inc.	131,617	5,933,294
*	Harsco Corp.	207,511	3,548,438
*	Hawaiian Holdings, Inc.	127,984	2,476,490
	Healthcare Services Group, Inc.	114,005	2,187,756
	Heartland Express, Inc.	204,169	3,334,080
	HEICO Corp.	48,361	6,741,040
	HEICO Corp., Class A	73,039	9,179,542
	Heidrick & Struggles International, Inc.	62,918	2,949,596
	Helios Technologies, Inc.	87,494	7,966,329
	Herc Holdings, Inc.	96,806	17,622,564
*	Heritage-Crystal Clean, Inc.	59,582	2,065,708
	Herman Miller, Inc.	153,332	5,967,681
*	Hexcel Corp.	224,397	12,732,286
*	Hill International, Inc.	127,716	260,541
	Hillenbrand, Inc.	189,771	8,626,990
	HNI Corp.	110,064	4,116,394
	Honeywell International, Inc.	392,950	85,906,729
	Howmet Aerospace, Inc.	435,312	12,924,413
*	Hub Group, Inc., Class A	85,433	6,712,471
	Hubbell, Inc.	129,899	25,897,964
*	Hudson Global, Inc.	21,842	364,761
	Huntington Ingalls Industries, Inc.	84,916	17,215,021
	Hurco Cos., Inc.	17,410	564,955

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Huron Consulting Group, Inc.	55,620	$2,789,899
#*	Huttig Building Products, Inc.	3,665	26,205
	Hyster-Yale Materials Handling, Inc.	38,194	1,834,840
*	IAA, Inc.	212,048	12,648,663
	ICF International, Inc.	46,467	4,669,469
	IDEX Corp.	74,350	16,548,079
*	IES Holdings, Inc.	34,151	1,702,427
	IHS Markit Ltd.	36,274	4,741,737
	Illinois Tool Works, Inc.	217,413	49,541,900
	Ingersoll Rand, Inc.	440,780	23,696,333
#*	INNOVATE Corp.	48,253	190,599
#	Innovative Solutions & Support, Inc.	32,517	219,815
	Insperity, Inc.	93,167	11,645,875
	Insteel Industries, Inc.	64,737	2,632,854
	Interface, Inc.	148,144	2,127,348
	ITT, Inc.	228,664	21,510,422
	Jacobs Engineering Group, Inc.	133,757	18,782,158
	JB Hunt Transport Services, Inc.	162,249	31,993,880
*	JELD-WEN Holding, Inc.	263,509	7,222,782
*	JetBlue Airways Corp.	774,137	10,861,142
	John Bean Technologies Corp.	76,875	11,358,281
	Johnson Controls International PLC	400,740	29,402,294
	Kadant, Inc.	31,929	7,092,069
	Kaman Corp.	66,437	2,377,780
	Kansas City Southern	127,913	39,685,008
*	KAR Auction Services, Inc.	365,829	5,366,711
	KBR, Inc.	394,366	16,736,893
	Kelly Services, Inc., Class A	90,436	1,630,561
	Kennametal, Inc.	207,651	8,254,127
	Kforce, Inc.	89,580	5,801,201
	Kimball International, Inc., Class B	110,299	1,198,950
*	Kirby Corp.	145,361	7,618,370
	Knight-Swift Transportation Holdings, Inc.	359,120	20,358,513
	Korn Ferry	156,783	12,105,215
*	Kratos Defense & Security Solutions, Inc.	252,119	5,392,825
	L3Harris Technologies, Inc.	93,150	21,474,801
	Landstar System, Inc.	89,478	15,731,127
*	Lawson Products, Inc.	22,223	1,126,706
*	LB Foster Co., Class A	26,480	421,826
	Leidos Holdings, Inc.	217,565	21,752,149
	Lennox International, Inc.	44,118	13,203,635
*	Limbach Holdings, Inc.	29,902	210,211
	Lincoln Electric Holdings, Inc.	140,662	20,030,269
	Lindsay Corp.	25,421	3,703,077
	Lockheed Martin Corp.	161,715	53,741,129
*	LS Starrett Co., Class A	125,165	1,264,167
	LSI Industries, Inc.	75,131	558,975
#*	Lyft, Inc., Class A	52,720	2,418,266
	Macquarie Infrastructure Holdings LLC	107,613	397,092
*	Manitex International, Inc.	52,595	340,290
*	Manitowoc Co., Inc.	87,712	1,879,668
	ManpowerGroup, Inc.	126,144	12,191,818
	ManTech International Corp., Class A	79,255	6,833,366
	Marten Transport Ltd.	242,734	4,036,666
	Masco Corp.	241,195	15,810,332
*	Masonite International Corp.	85,800	10,296,858
#*	MasTec, Inc.	249,947	22,277,776
*	Mastech Digital, Inc.	18,872	349,887
*	Matrix Service Co.	71,146	727,824

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Matson, Inc.	134,791	$11,225,394
	Matthews International Corp., Class A	80,617	2,770,806
	Maxar Technologies, Inc.	20,374	540,930
	McGrath RentCorp.	83,386	6,015,466
*	Mercury Systems, Inc.	106,468	5,487,361
*	Meritor, Inc.	187,099	4,553,990
*	Mesa Air Group, Inc.	64,956	489,768
#*	Middleby Corp.	124,811	22,770,519
	Miller Industries, Inc.	16,917	611,380
*	Mistras Group, Inc.	73,836	725,070
	Moog, Inc., Class A	86,896	6,563,255
*	MRC Global, Inc.	205,820	1,708,306
	MSA Safety, Inc.	73,495	11,246,940
	MSC Industrial Direct Co., Inc., Class A	131,469	11,052,599
	Mueller Industries, Inc.	171,196	9,011,757
	Mueller Water Products, Inc., Class A	385,813	6,331,191
*	MYR Group, Inc.	54,599	5,577,288
	National Presto Industries, Inc.	19,402	1,613,276
	Nielsen Holdings PLC	489,439	9,911,140
	NL Industries, Inc.	280,077	1,616,044
*	NN, Inc.	108,311	540,472
	Nordson Corp.	100,551	25,561,070
	Norfolk Southern Corp.	181,987	53,331,290
	Northrop Grumman Corp.	108,862	38,887,684
#*	Northwest Pipe Co.	17,456	414,755
*	NOW, Inc.	287,017	2,072,263
*	NV5 Global, Inc.	31,191	3,247,919
	nVent Electric PLC	200,418	7,104,818
	Old Dominion Freight Line, Inc.	219,990	75,093,586
#	Omega Flex, Inc.	9,747	1,410,976
#*	Orion Energy Systems, Inc.	20,054	82,021
*	Orion Group Holdings, Inc.	108,141	481,227
	Oshkosh Corp.	204,631	21,895,517
	Otis Worldwide Corp.	293,493	23,570,423
	Owens Corning	225,681	21,080,862
*	P&F Industries, Inc., Class A	2,869	18,763
	PACCAR, Inc.	462,258	41,427,562
*	PAM Transportation Services, Inc.	33,716	2,084,323
#	Pangaea Logistics Solutions Ltd.	74,703	337,658
	Park Aerospace Corp.	55,747	729,728
	Parker-Hannifin Corp.	140,456	41,657,845
	Park-Ohio Holdings Corp.	34,701	809,227
*	Parsons Corp.	5,434	188,234
#	Patriot Transportation Holding, Inc.	7,392	113,319
	Pentair PLC	391,140	28,932,626
*	Perma-Fix Environmental Services, Inc.	20,738	149,314
*	Perma-Pipe International Holdings, Inc.	16,930	144,752
*	PGT Innovations, Inc.	175,403	3,744,854
	Pitney Bowes, Inc.	290,270	2,014,474
#*	Plug Power, Inc.	74,214	2,840,170
#	Powell Industries, Inc.	43,765	1,131,763
	Preformed Line Products Co.	15,008	1,041,555
	Primoris Services Corp.	156,390	4,214,710
*	Proto Labs, Inc.	45,078	2,696,115
*	Quad/Graphics, Inc.	101,801	401,096
	Quanex Building Products Corp.	89,451	1,853,425
	Quanta Services, Inc.	315,652	38,282,275
*	Quest Resource Holding Corp.	14,300	83,226
*	Radiant Logistics, Inc.	131,550	885,332

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Raven Industries, Inc.	76,545	$4,425,832
	Raytheon Technologies Corp.	730,200	64,885,572
*	RBC Bearings, Inc.	57,016	13,337,753
*	Red Violet, Inc.	3,910	124,534
	Regal Beloit Corp.	194,875	29,685,309
	Republic Services, Inc.	328,777	44,253,384
*	Resideo Technologies, Inc.	159,600	3,935,736
	Resources Connection, Inc.	82,921	1,443,655
	REV Group, Inc.	162,424	2,454,227
	Robert Half International, Inc.	240,774	27,224,316
	Rockwell Automation, Inc.	126,860	40,519,084
#	Rollins, Inc.	364,285	12,833,761
	Roper Technologies, Inc.	55,876	27,260,224
	Rush Enterprises, Inc., Class A	150,127	7,818,614
	Rush Enterprises, Inc., Class B	19,405	1,003,433
	Ryder System, Inc.	146,730	12,464,713
*	Saia, Inc.	88,327	27,614,553
	Schneider National, Inc., Class B	36,225	903,452
	Science Applications International Corp.	126,544	11,361,120
*	Sensata Technologies Holding PLC	285,619	15,737,607
#*	Servotronics, Inc.	1,473	16,660
	Shyft Group, Inc.	98,230	4,048,058
*	SIFCO Industries, Inc.	7,118	54,595
	Simpson Manufacturing Co., Inc.	93,249	9,892,786
#*	SiteOne Landscape Supply, Inc.	69,119	16,240,200
*	SkyWest, Inc.	123,340	5,307,320
	Snap-on, Inc.	79,661	16,189,505
*	Southwest Airlines Co.	540,293	25,545,053
*	SP Plus Corp.	62,668	2,021,043
	Spirit AeroSystems Holdings, Inc., Class A	211,594	8,736,716
#*	Spirit Airlines, Inc.	200,426	4,379,308
*	SPX Corp.	120,388	6,993,339
	SPX FLOW, Inc.	119,980	8,963,706
	Standex International Corp.	33,399	3,716,307
	Stanley Black & Decker, Inc.	157,434	28,295,613
	Steelcase, Inc., Class A	218,385	2,598,782
*	Stericycle, Inc.	118,761	7,947,486
*	Sterling Construction Co., Inc.	78,696	1,891,852
#*	Sunrun, Inc.	350,039	20,190,250
*	Taylor Devices, Inc.	4,452	53,201
*	Team, Inc.	106,688	258,185
#	Tecnoglass, Inc.	42,859	1,237,768
	Tennant Co.	48,256	3,834,422
	Terex Corp.	203,314	9,108,467
	Tetra Tech, Inc.	103,145	18,118,451
*	Textainer Group Holdings Ltd.	126,833	4,983,269
	Textron, Inc.	340,264	25,128,496
*	Thermon Group Holdings, Inc.	85,660	1,480,205
	Timken Co.	202,283	14,351,979
*	Titan International, Inc.	254,984	1,840,984
*	Titan Machinery, Inc.	56,512	1,606,071
	Toro Co.	194,335	18,553,162
#*	TPI Composites, Inc.	74,686	2,511,690
	Trane Technologies PLC	179,525	32,481,458
#*	Transcat, Inc.	23,287	1,743,731
*	TransDigm Group, Inc.	32,030	19,980,955
	TransUnion	197,097	22,723,313
*	Trex Co., Inc.	225,690	24,013,416
*	TriNet Group, Inc.	173,616	17,578,620

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Trinity Industries, Inc.	287,379	$8,060,981
	Triton International Ltd.	180,495	11,224,984
*	TrueBlue, Inc.	136,808	3,810,103
*	Tutor Perini Corp.	184,158	2,508,232
*	Twin Disc, Inc.	34,347	466,432
*	U.S. Ecology, Inc.	72,529	2,334,709
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	295,010
*	Uber Technologies, Inc.	5,144	225,410
	UFP Industries, Inc.	200,248	16,386,294
*	Ultralife Corp.	41,830	261,856
	UniFirst Corp.	35,315	6,990,957
	Union Pacific Corp.	618,468	149,298,175
*	United Airlines Holdings, Inc.	278,182	12,835,317
	United Parcel Service, Inc., Class B	446,131	95,235,585
*	United Rentals, Inc.	156,204	59,218,498
*	Univar Solutions, Inc.	204,231	5,224,229
	Universal Logistics Holdings, Inc.	72,087	1,519,594
*	Upwork, Inc.	8,608	405,609
*	USA Truck, Inc.	20,287	390,930
	Valmont Industries, Inc.	54,352	12,987,954
*	Vectrus, Inc.	30,979	1,500,313
	Verisk Analytics, Inc., Class A	127,878	26,888,907
*	Veritiv Corp.	73,121	7,843,690
*	Viad Corp.	52,313	2,321,128
*	Vicor Corp.	37,966	5,755,266
*	Vidler Water Resouces, Inc.	40,315	498,293
*	Virco Mfg. Corp.	31,667	105,134
#*	VirTra, Inc.	3,600	28,368
#*	Volt Information Sciences, Inc.	230,775	756,942
	VSE Corp.	32,029	1,779,211
	Wabash National Corp.	192,420	2,988,283
	Waste Management, Inc.	331,754	53,156,943
	Watsco, Inc.	57,467	16,641,294
	Watsco, Inc., Class B	4,958	1,434,920
	Watts Water Technologies, Inc., Class A	66,495	12,635,380
#*	Welbilt, Inc.	333,917	7,900,476
	Werner Enterprises, Inc.	196,362	8,899,126
*	WESCO International, Inc.	156,481	20,273,678
	Westinghouse Air Brake Technologies Corp.	202,866	18,406,032
#*	Willdan Group, Inc.	26,504	886,029
*	Willis Lease Finance Corp.	8,926	361,592
*	WillScot Mobile Mini Holdings Corp.	602,914	20,951,261
	Woodward, Inc.	148,519	16,775,221
	WW Grainger, Inc.	61,672	28,560,920
*	XPO Logistics, Inc.	244,132	20,946,526
	Xylem, Inc.	155,101	20,254,640
*	Yellow Corp.	21,138	184,958
	Zurn Water Solutions Corp.	346,718	12,578,929

TOTAL INDUSTRIALS			4,878,023,795

INFORMATION TECHNOLOGY — (23.2%)
#*	3D Systems Corp.	310,876	8,754,268
#	A10 Networks, Inc.	6,894	128,849
	Accenture PLC, Class A	449,831	161,394,864
*	ACI Worldwide, Inc.	234,325	7,189,091
#*	ACM Research, Inc., Class A	8,741	928,032
#*	ADDvantage Technologies Group, Inc.	7,817	17,432
*	Adobe, Inc.	221,893	144,310,331
	ADTRAN, Inc.	205,332	3,794,535

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Advanced Energy Industries, Inc.	103,554	$9,508,328
*	Advanced Micro Devices, Inc.	266,947	32,095,038
#*	Aehr Test Systems	13,278	300,348
*	Agilysys, Inc.	60,910	2,906,625
*	Airgain, Inc.	21,069	236,605
*	Akamai Technologies, Inc.	186,930	19,713,638
#*	Alarm.com Holdings, Inc.	48,918	4,121,831
*	Alithya Group, Inc., Class A	39,261	108,360
	Alliance Data Systems Corp.	91,973	7,840,698
*	Alpha & Omega Semiconductor Ltd.	73,230	2,537,420
#*	Altair Engineering, Inc., Class A	24,387	1,897,065
#*	Alteryx, Inc., Class A	11,251	823,461
*	Ambarella, Inc.	67,066	12,462,875
	Amdocs Ltd.	152,769	11,891,539
	American Software, Inc., Class A	72,741	2,104,397
	Amkor Technology, Inc.	780,987	17,119,235
	Amphenol Corp., Class A	415,141	31,870,375
*	Amtech Systems, Inc.	33,942	509,809
	Analog Devices, Inc.	376,894	65,387,340
*	Anaplan, Inc.	24,251	1,581,408
*	ANSYS, Inc.	58,464	22,191,765
#*	Appfolio, Inc., Class A	15,492	2,040,141
	Apple, Inc.	10,417,834	1,560,591,533
	Applied Materials, Inc.	808,235	110,445,313
#*	Applied Optoelectronics, Inc.	42,626	326,089
*	Arista Networks, Inc.	69,433	28,446,006
#*	Arlo Technologies, Inc.	170,309	1,175,132
*	Arrow Electronics, Inc.	186,274	21,561,215
#*	Asana, Inc., Class A	22,095	3,000,501
*	Aspen Technology, Inc.	122,340	19,169,455
*	AstroNova, Inc.	16,656	274,824
*	Asure Software, Inc.	20,330	196,388
*	Atlassian Corp. PLC, Class A	15,287	7,003,433
*	Autodesk, Inc.	94,216	29,923,944
	Automatic Data Processing, Inc.	302,104	67,819,327
	Autoscope Technologies Corp.	1,872	12,804
*	Avalara, Inc.	23,946	4,301,659
*	Avaya Holdings Corp.	340,533	6,340,724
*	Aviat Networks, Inc.	55,622	1,590,789
*	Avid Technology, Inc.	85,924	2,460,863
	Avnet, Inc.	238,383	9,084,776
*	Aware, Inc.	51,506	181,301
*	Axcelis Technologies, Inc.	76,750	4,215,878
*	AXT, Inc.	133,996	1,094,747
#	Badger Meter, Inc.	99,773	10,201,789
	Bel Fuse, Inc., Class A	4,354	64,940
	Bel Fuse, Inc., Class B	25,954	361,280
	Belden, Inc.	107,318	6,461,617
	Benchmark Electronics, Inc.	89,392	2,083,728
	BK Technologies Corp.	24,446	72,116
*	Black Knight, Inc.	139,839	9,804,112
*	Blackbaud, Inc.	86,651	6,153,088
#*	Blackline, Inc.	10,732	1,361,569
*	BM Technologies, Inc.	14,728	131,668
*	Bottomline Technologies De, Inc.	50,406	2,333,798
*	Box, Inc., Class A	45,998	1,188,128
#*	Brightcove, Inc.	18,100	179,552
	Broadcom, Inc.	284,762	151,399,413
	Broadridge Financial Solutions, Inc.	148,071	26,417,347

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Brooks Automation, Inc.	157,995	$18,398,518
#*	BSQUARE Corp.	3,749	8,360
*	Cadence Design Systems, Inc.	151,303	26,192,062
*	CalAmp Corp.	73,138	703,588
*	Calix, Inc.	167,509	10,484,388
*	Cambium Networks Corp.	14,819	418,192
	Cass Information Systems, Inc.	34,491	1,413,786
	CDK Global, Inc.	162,934	7,090,888
	CDW Corp.	201,974	37,698,447
#*	Cerence, Inc.	76,264	8,017,634
*	Ceridian HCM Holding, Inc.	53,959	6,758,365
*	CEVA, Inc.	48,328	2,204,240
*	ChannelAdvisor Corp.	60,234	1,536,569
*	Ciena Corp.	293,050	15,909,684
*	Cirrus Logic, Inc.	155,140	12,536,863
	Cisco Systems, Inc.	2,612,626	146,228,677
	Citrix Systems, Inc.	111,706	10,581,909
#*	Clearfield, Inc.	29,727	1,679,278
#*	ClearOne, Inc.	25,372	40,088
*	Cloudflare, Inc., Class A	6,205	1,208,238
	CMC Materials, Inc.	45,432	5,832,106
*	Coda Octopus Group, Inc.	22,446	189,444
	Cognex Corp.	86,749	7,598,345
	Cognizant Technology Solutions Corp., Class A	490,003	38,264,334
*	Cognyte Software Ltd.	144,448	2,875,960
*	Coherent, Inc.	51,548	13,113,811
*	Cohu, Inc.	135,578	4,343,919
*	CommScope Holding Co., Inc.	318,454	3,410,642
#	Communications Systems, Inc.	21,210	80,598
*	CommVault Systems, Inc.	38,157	2,346,656
*	Computer Task Group, Inc.	47,645	369,725
	Comtech Telecommunications Corp.	105,876	2,283,745
	Concentrix Corp.	158,296	28,126,033
*	Conduent, Inc.	509,635	3,440,036
*	Consensus Cloud Solutions, Inc.	45,092	2,855,676
	Corning, Inc.	743,399	26,442,702
*	Coupa Software, Inc.	8,760	1,994,652
*	Crowdstrike Holdings, Inc., Class A	12,102	3,410,344
	CSG Systems International, Inc.	94,123	4,710,856
*	CSP, Inc.	5,597	47,686
	CTS Corp.	77,908	2,775,083
*	CyberOptics Corp.	16,840	703,238
*	Daktronics, Inc.	107,609	597,230
*	Data I/O Corp.	16,306	88,379
*	Datadog, Inc., Class A	14,735	2,461,482
*	Dell Technologies, Inc., Class C	91,307	10,042,857
*	Digi International, Inc.	76,996	1,659,264
*	Diodes, Inc.	130,146	12,505,729
*	DocuSign, Inc.	13,840	3,851,534
	Dolby Laboratories, Inc., Class A	124,991	11,042,955
*	Dropbox, Inc., Class A	393,694	12,003,730
*	DSP Group, Inc.	57,006	1,252,422
*	DXC Technology Co.	406,733	13,247,294
*	Dynatrace, Inc.	6,562	492,150
*	DZS, Inc.	55,452	604,427
#	Ebix, Inc.	77,624	2,546,843
*	eGain Corp.	32,408	334,451
*	Elastic NV	3,521	610,929
*	EMCORE Corp.	72,739	544,088

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Enphase Energy, Inc.	65,935	$15,272,524
	Entegris, Inc.	159,698	22,482,284
#*	Envestnet, Inc.	46,814	3,908,969
*	EPAM Systems, Inc.	35,260	23,738,442
*	ePlus, Inc.	35,821	3,960,728
*	Euronet Worldwide, Inc.	86,083	9,657,652
	EVERTEC, Inc.	157,139	7,104,254
*	Evo Payments, Inc., Class A	54,495	1,181,452
*	ExlService Holdings, Inc.	79,882	9,795,930
*	Extreme Networks, Inc.	8,082	79,446
*	F5 Networks, Inc.	74,242	15,676,198
*	Fabrinet	88,036	8,451,456
*	Fair Isaac Corp.	50,420	20,077,244
*	FARO Technologies, Inc.	52,701	3,877,213
	Fidelity National Information Services, Inc.	309,220	34,243,023
#*	First Solar, Inc.	217,114	25,964,663
*	Fiserv, Inc.	218,222	21,492,685
*	Five9, Inc.	14,903	2,354,823
*	FleetCor Technologies, Inc.	110,910	27,440,243
*	Flex Ltd.	1,135,420	19,188,598
*	FormFactor, Inc.	186,394	7,414,753
*	Fortinet, Inc.	131,482	44,222,656
*	Frequency Electronics, Inc.	21,539	215,175
*	Gartner, Inc.	116,744	38,748,501
*	Genasys, Inc.	60,454	307,106
	Genpact Ltd.	465,517	22,973,264
	Global Payments, Inc.	155,375	22,217,071
*	Globant SA	43,320	13,827,311
*	GoDaddy, Inc., Class A	94,001	6,502,049
*	Grid Dynamics Holdings, Inc.	2,762	79,408
*	GSI Technology, Inc.	60,553	314,270
#*	Guidewire Software, Inc.	66,357	8,343,066
	Hackett Group, Inc.	94,620	2,000,267
#*	Harmonic, Inc.	259,780	2,356,205
	Hewlett Packard Enterprise Co.	1,521,640	22,292,026
	HP, Inc.	572,149	17,353,279
*	HubSpot, Inc.	5,453	4,418,184
*	Ichor Holdings Ltd.	67,700	2,959,844
#*	Identiv, Inc.	30,918	592,389
#*	II-VI, Inc.	64,798	3,920,927
#*	Immersion Corp.	62,202	496,994
#*	Infinera Corp.	415,642	3,154,723
	Information Services Group, Inc.	115,883	944,446
*	Innodata, Inc.	37,353	396,689
#*	Insight Enterprises, Inc.	86,519	8,193,349
	Intel Corp.	3,296,761	161,541,289
#*	Intellicheck, Inc.	15,600	138,684
#*	Intelligent Systems Corp.	729	30,859
	InterDigital, Inc.	62,459	4,181,630
	International Business Machines Corp.	704,432	88,124,443
*	inTEST Corp.	24,960	276,307
*	Intevac, Inc.	59,949	279,962
	Intuit, Inc.	104,877	65,651,953
*	IPG Photonics Corp.	91,413	14,535,581
*	Issuer Direct Corp.	7,605	193,699
*	Iteris, Inc.	87,120	466,963
*	Itron, Inc.	95,431	7,421,669
	Jabil, Inc.	556,234	33,351,791
	Jack Henry & Associates, Inc.	91,823	15,286,693

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Juniper Networks, Inc.	398,555	$11,765,344
*	Key Tronic Corp.	22,454	144,828
*	Keysight Technologies, Inc.	278,182	50,078,324
*	Kimball Electronics, Inc.	43,092	1,238,895
	KLA Corp.	187,739	69,981,590
*	Knowles Corp.	222,421	4,635,254
	Kulicke & Soffa Industries, Inc.	186,880	10,652,160
*	KVH Industries, Inc.	53,670	550,654
	Lam Research Corp.	151,854	85,580,359
#*	Lantronix, Inc.	35,760	346,872
*	Lattice Semiconductor Corp.	190,955	13,259,915
#*	LGL Group, Inc.	6,640	84,062
#*	Limelight Networks, Inc.	294,353	877,172
	Littelfuse, Inc.	58,078	17,106,875
*	LiveRamp Holdings, Inc.	135,613	7,256,652
#*	Lumentum Holdings, Inc.	94,336	7,790,267
*	Luna Innovations, Inc.	65,955	642,402
*	MACOM Technology Solutions Holdings, Inc.	102,186	7,134,627
#*	Magnachip Semiconductor Corp.	69,402	1,315,862
#*	Mandiant, Inc.	131,038	2,285,303
*	Manhattan Associates, Inc.	157,958	28,675,695
	Marvell Technology, Inc.	753,946	51,645,301
	Mastercard, Inc., Class A	597,806	200,575,869
	Maximus, Inc.	191,726	16,214,268
*	MaxLinear, Inc.	137,512	8,663,256
	Methode Electronics, Inc.	92,194	3,878,602
	Microchip Technology, Inc.	403,580	29,901,242
	Micron Technology, Inc.	975,352	67,396,823
	Microsoft Corp.	4,567,509	1,514,677,335
*	Mimecast Ltd.	44,810	3,380,466
#*	Mitek Systems, Inc.	69,635	1,311,227
	MKS Instruments, Inc.	135,722	20,365,086
#*	Momentive Global, Inc.	9,518	218,153
#*	MoneyGram International, Inc.	114,828	685,523
#*	MongoDB, Inc.	7,294	3,802,289
	Monolithic Power Systems, Inc.	26,218	13,776,510
	Motorola Solutions, Inc.	65,121	16,188,429
#*	N-Able, Inc.	1,650	21,945
#*	Napco Security Technologies, Inc.	30,165	1,446,713
	National Instruments Corp.	212,091	9,007,505
#*	NCR Corp.	315,734	12,484,122
*	NeoPhotonics Corp.	115,194	1,165,763
	NetApp, Inc.	313,204	27,969,117
*	NETGEAR, Inc.	73,688	2,124,425
*	NetScout Systems, Inc.	176,271	4,769,893
*	NetSol Technologies, Inc.	27,104	122,510
	Network-1 Technologies, Inc.	57,475	161,505
*	New Relic, Inc.	35,698	2,897,250
	NortonLifeLock, Inc.	493,951	12,571,053
*	Novanta, Inc.	69,174	11,936,665
*	Nuance Communications, Inc.	164,554	9,058,698
*	Nutanix, Inc., Class A	16,366	561,517
#	NVE Corp.	7,415	503,998
	NVIDIA Corp.	542,376	138,669,272
	NXP Semiconductors NV	43,767	8,791,040
*	Okta, Inc.	14,634	3,617,232
*	ON Semiconductor Corp.	530,186	25,486,041
#*	One Stop Systems, Inc.	9,500	47,595
*	OneSpan, Inc.	91,218	1,862,672

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Onto Innovation, Inc.	123,072	$9,748,533
*	Optical Cable Corp.	8,150	31,459
	Oracle Corp.	1,479,893	141,980,934
*	OSI Systems, Inc.	46,760	4,353,824
#*	PagerDuty, Inc.	15,649	653,346
*	Palantir Technologies, Inc., Class A	91,842	2,376,871
#*	Palo Alto Networks, Inc.	11,595	5,902,899
#*	PAR Technology Corp.	44,002	2,764,206
	Paychex, Inc.	365,341	45,039,238
*	Paycom Software, Inc.	51,729	28,339,733
*	Paylocity Holding Corp.	48,201	14,708,053
*	PayPal Holdings, Inc.	198,032	46,060,263
	PC Connection, Inc.	68,869	3,171,417
	PC-Tel, Inc.	173,857	1,001,416
*	PDF Solutions, Inc.	89,834	2,113,794
#	Pegasystems, Inc.	37,411	4,441,434
#*	Perficient, Inc.	92,754	11,464,394
*	PFSweb, Inc.	44,109	573,417
*	Photronics, Inc.	331,515	4,306,380
*	Ping Identity Holding Corp.	2,918	82,667
#*	Pixelworks, Inc.	77,861	318,451
*	Plexus Corp.	80,302	7,011,971
	Power Integrations, Inc.	129,940	13,411,107
#	Progress Software Corp.	134,361	6,907,499
*	PTC, Inc.	113,193	14,415,129
*	Pure Storage, Inc., Class A	179,745	4,827,951
*	Q2 Holdings, Inc.	11,779	924,180
	QAD, Inc., Class B	5,440	475,510
*	Qorvo, Inc.	128,541	21,624,452
	QUALCOMM, Inc.	817,724	108,790,001
#*	Qualys, Inc.	76,204	9,485,874
#*	QuickLogic Corp.	8,226	48,945
*	Rambus, Inc.	288,458	6,712,418
#*	RealNetworks, Inc.	454,930	732,437
*	RF Industries Ltd.	19,118	145,488
*	Ribbon Communications, Inc.	335,261	1,833,878
	Richardson Electronics Ltd.	28,182	307,466
*	RingCentral, Inc., Class A	9,558	2,330,049
*	Rogers Corp.	40,264	8,097,896
#*	Rubicon Technology, Inc.	1,435	14,364
#*	Sailpoint Technologies Holdings, Inc.	64,866	3,112,271
*	salesforce.com, Inc.	185,416	55,567,321
*	Sanmina Corp.	183,395	6,923,161
#	Sapiens International Corp. NV	52,324	1,827,677
*	ScanSource, Inc.	60,976	2,181,721
	Seagate Technology Holdings PLC	381,790	34,006,035
*	SecureWorks Corp., Class A	12,468	229,661
*	Semtech Corp.	120,199	10,220,521
*	ServiceNow, Inc.	17,178	11,986,121
*	ServiceSource International, Inc.	84,801	110,241
#*	SigmaTron International, Inc.	9,201	80,969
#*	Silicon Laboratories, Inc.	65,432	12,350,944
	Skyworks Solutions, Inc.	293,681	49,082,906
#*	SMART Global Holdings, Inc.	74,007	3,956,414
*	Smartsheet, Inc., Class A	26,586	1,834,700
*	SolarEdge Technologies, Inc.	32,968	11,693,090
	SolarWinds Corp.	1,650	26,565
#*	Splunk, Inc.	30,493	5,025,856
*	SPS Commerce, Inc.	54,076	8,259,027

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Square, Inc., Class A	26,947	$6,858,012
*	SRAX, Inc.	3,513	21,324
»	SRAX, Inc.	3,513	632
	SS&C Technologies Holdings, Inc.	244,035	19,393,461
*	StarTek, Inc.	85,247	468,859
*	Stratasys Ltd.	139,578	4,402,290
*	Super Micro Computer, Inc.	25,928	917,592
	Switch, Inc., Class A	65,052	1,644,515
*	Synaptics, Inc.	91,544	17,811,716
#*	Synchronoss Technologies, Inc.	96,669	255,206
	SYNNEX Corp.	158,296	16,621,080
*	Synopsys, Inc.	59,577	19,849,865
	TE Connectivity Ltd.	244,110	35,640,060
*	Teledyne Technologies, Inc.	59,849	26,885,368
*	Teradata Corp.	309,740	17,518,894
	Teradyne, Inc.	246,329	34,052,521
*	TESSCO Technologies, Inc.	22,794	119,441
	Texas Instruments, Inc.	676,325	126,797,411
*	Trade Desk, Inc., Class A	171,686	12,860,998
*	TransAct Technologies, Inc.	17,129	241,861
*	Trimble, Inc.	251,439	21,968,225
*	Trio-Tech International	3,963	17,834
	TTEC Holdings, Inc.	146,940	13,869,667
*	TTM Technologies, Inc.	256,526	3,396,404
#*	Turtle Beach Corp.	10,213	293,726
*	Twilio, Inc., Class A	18,985	5,531,470
*	Tyler Technologies, Inc.	18,698	10,157,128
#	Ubiquiti, Inc.	31,917	9,751,601
*	Ultra Clean Holdings, Inc.	115,713	5,735,893
#*	Unisys Corp.	134,047	3,427,582
	Universal Display Corp.	36,003	6,595,750
*	Upland Software, Inc.	21,159	706,076
#*	Usio, Inc.	4,200	26,670
#*	Veeco Instruments, Inc.	107,588	2,613,313
#*	Verint Systems, Inc.	131,587	6,131,954
*	VeriSign, Inc.	71,033	15,816,918
#*	Verra Mobility Corp.	36,272	539,727
#*	Viasat, Inc.	126,831	7,570,542
*	Viavi Solutions, Inc.	496,738	7,649,765
#	Visa, Inc., Class A	1,052,889	222,970,304
	Vishay Intertechnology, Inc.	322,340	6,195,375
*	Vishay Precision Group, Inc.	29,997	1,022,598
#	VMware, Inc., Class A	43,602	6,614,423
*	Vonage Holdings Corp.	303,483	4,892,146
	Vontier Corp.	133,970	4,532,205
	Wayside Technology Group, Inc.	9,192	244,415
*	Western Digital Corp.	338,999	17,726,258
	Western Union Co.	509,835	9,289,194
*	WEX, Inc.	50,025	7,488,743
*	Wireless Telecom Group, Inc.	55,860	117,306
#*	Wolfspeed, Inc.	100,664	12,090,753
*	Workday, Inc., Class A	13,900	4,030,722
	Xerox Holdings Corp.	449,766	8,005,835
	Xilinx, Inc.	237,604	42,768,720
	Xperi Holding Corp.	323,479	5,796,744
*	Zebra Technologies Corp., Class A	52,502	28,033,443
*	Zendesk, Inc.	14,161	1,441,590
*	Zix Corp.	119,194	1,009,573
*	Zoom Video Communications, Inc., Class A	25,472	6,995,885

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Zscaler, Inc.	14,108	$4,498,477

TOTAL INFORMATION TECHNOLOGY			8,278,371,607

MATERIALS — (4.4%)
*	Advanced Emissions Solutions, Inc.	5,208	35,362
	AdvanSix, Inc.	67,203	3,266,066
*	AgroFresh Solutions, Inc.	54,123	109,870
	Air Products & Chemicals, Inc.	132,770	39,805,774
	Albemarle Corp.	107,476	26,919,514
	Alcoa Corp.	352,172	16,182,303
*	Allegheny Technologies, Inc.	273,577	4,404,590
	Amcor PLC	1,615,087	19,494,100
*	American Biltrite, Inc.	36	7,398
	American Vanguard Corp.	76,378	1,189,969
*	Ampco-Pittsburgh Corp.	162,224	911,699
	AptarGroup, Inc.	186,048	22,470,877
*	Arconic Corp.	169,291	4,980,541
*	Ardagh Metal Packaging SA	5,790	57,032
	Ashland Global Holdings, Inc.	127,468	12,238,203
	Avery Dennison Corp.	146,530	31,902,512
	Avient Corp.	178,804	9,633,960
*	Axalta Coating Systems Ltd.	602,644	18,796,466
	Balchem Corp.	84,628	12,955,701
	Ball Corp.	338,707	30,984,916
*	Berry Global Group, Inc.	328,232	21,512,325
	Cabot Corp.	137,563	7,338,986
	Carpenter Technology Corp.	120,580	3,723,510
	Celanese Corp., Class A	147,756	23,864,072
*	Century Aluminum Co.	284,527	3,758,602
	CF Industries Holdings, Inc.	399,530	22,693,304
	Chase Corp.	25,373	2,435,808
	Chemours Co.	288,167	8,074,439
*	Clearwater Paper Corp.	111,620	4,669,065
#*	Cleveland-Cliffs, Inc.	296,519	7,149,073
*	Coeur Mining, Inc.	580,125	3,672,191
	Commercial Metals Co.	311,174	10,013,579
#	Compass Minerals International, Inc.	69,105	4,533,288
*	Core Molding Technologies, Inc.	18,851	207,361
	Corteva, Inc.	683,854	29,508,300
	Crown Holdings, Inc.	253,463	26,357,617
*	Domtar Corp.	149,010	8,134,456
	Dow, Inc.	707,069	39,574,652
	DuPont de Nemours, Inc.	152,551	10,617,550
	Eagle Materials, Inc.	112,205	16,646,734
	Eastman Chemical Co.	222,894	23,187,663
	Ecolab, Inc.	103,071	22,904,438
	Ecovyst, Inc.	8,527	99,595
	Element Solutions, Inc.	621,046	14,103,955
*	Ferro Corp.	232,682	4,890,976
*	Ferroglobe PLC	137,110	909,039
*»††	Ferroglobe Representation & Warranty Insurance Trust	165,573	0
*	Flotek Industries, Inc.	910,277	1,065,024
	FMC Corp.	173,496	15,789,871
	Fortitude Gold Corp.	54,214	368,113
	Freeport-McMoRan, Inc.	1,637,959	61,783,813
	Friedman Industries, Inc.	15,398	211,876
	FutureFuel Corp.	109,411	772,442
*	GCP Applied Technologies, Inc.	172,141	3,892,108
	Glatfelter Corp.	111,695	1,835,149

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Gold Resource Corp.	189,752	$349,144
	Graphic Packaging Holding Co.	1,013,404	20,197,142
	Greif, Inc., Class A	75,813	4,903,585
	Greif, Inc., Class B	32,148	2,097,978
	Hawkins, Inc.	60,754	2,227,849
	Haynes International, Inc.	29,613	1,188,370
	HB Fuller Co.	126,202	8,898,503
	Hecla Mining Co.	1,347,054	7,785,972
	Huntsman Corp.	573,156	18,673,422
*	Ingevity Corp.	109,360	8,520,238
	Innospec, Inc.	59,516	5,392,745
	International Flavors & Fragrances, Inc.	203,680	30,032,616
	International Paper Co.	510,705	25,366,717
*	Intrepid Potash, Inc.	33,722	1,642,599
	Kaiser Aluminum Corp.	34,717	3,372,409
*	Koppers Holdings, Inc.	52,218	1,832,330
*	Kraton Corp.	82,848	3,782,011
	Kronos Worldwide, Inc.	191,705	2,497,916
	Linde PLC	171,929	54,879,737
#*	Livent Corp.	378,191	10,672,550
	Louisiana-Pacific Corp.	334,578	19,716,682
#*	LSB Industries, Inc.	204,429	1,825,551
	LyondellBasell Industries NV, Class A	452,374	41,989,355
	Martin Marietta Materials, Inc.	61,392	24,117,233
	Materion Corp.	52,387	3,781,294
	Mercer International, Inc.	226,459	2,438,963
	Minerals Technologies, Inc.	90,475	6,418,296
	Mosaic Co.	460,619	19,147,932
	Myers Industries, Inc.	124,768	2,567,725
	Neenah, Inc.	52,992	2,678,216
	NewMarket Corp.	21,784	7,406,778
	Newmont Corp.	528,515	28,539,810
#	Nexa Resources SA	10,918	92,257
	Northern Technologies International Corp.	17,402	265,380
	Nucor Corp.	386,749	43,180,526
*	O-I Glass, Inc.	394,562	5,149,034
	Olin Corp.	450,116	25,647,610
	Olympic Steel, Inc.	54,092	1,458,861
	Packaging Corp. of America	177,765	24,419,578
	PPG Industries, Inc.	339,659	54,539,046
#	Quaker Chemical Corp.	1,992	489,713
#*	Ramaco Resources, Inc.	18,463	343,227
*	Ranpak Holdings Corp.	4,961	170,956
*	Rayonier Advanced Materials, Inc.	160,055	1,149,195
	Reliance Steel & Aluminum Co.	164,165	23,994,356
	Resolute Forest Products, Inc.	230,271	2,707,987
	Royal Gold, Inc.	98,520	9,755,450
	RPM International, Inc.	231,586	20,194,299
	Ryerson Holding Corp.	111,001	2,925,986
	Schnitzer Steel Industries, Inc., Class A	74,622	4,014,664
	Schweitzer-Mauduit International, Inc.	91,670	3,193,783
	Scotts Miracle-Gro Co.	127,816	18,975,563
	Sealed Air Corp.	185,813	11,022,427
	Sensient Technologies Corp.	92,373	8,830,859
	Sherwin-Williams Co.	190,491	60,311,356
	Silgan Holdings, Inc.	342,112	13,752,902
	Sonoco Products Co.	291,410	16,887,209
	Southern Copper Corp.	110,164	6,608,738
	Steel Dynamics, Inc.	481,497	31,817,322

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Stepan Co.	68,517	$8,223,410
*	Summit Materials, Inc., Class A	300,320	10,706,408
	SunCoke Energy, Inc.	198,945	1,436,383
*	Sylvamo Corp.	46,427	1,307,384
*	Synalloy Corp.	22,975	259,618
#*	TimkenSteel Corp.	177,100	2,470,545
*	Trecora Resources	57,175	444,821
	Tredegar Corp.	104,052	1,254,867
	TriMas Corp.	128,452	4,283,874
	Trinseo PLC	104,361	5,850,478
	Tronox Holdings PLC, Class A	415,739	9,695,033
#	U.S. Steel Corp.	498,453	13,154,175
*	UFP Technologies, Inc.	17,652	1,092,482
	United States Lime & Minerals, Inc.	14,087	1,739,463
*	Universal Stainless & Alloy Products, Inc.	32,024	303,588
	Valvoline, Inc.	334,586	11,362,541
*	Venator Materials PLC	130,745	393,542
	Verso Corp., Class A	170,732	3,769,763
	Vulcan Materials Co.	129,380	24,597,726
	Warrior Met Coal, Inc.	126,547	3,033,332
	Westlake Chemical Corp.	140,920	13,717,153
	WestRock Co.	327,363	15,746,160
	Worthington Industries, Inc.	126,194	6,854,858

TOTAL MATERIALS			1,571,183,383

REAL ESTATE — (0.3%)
*	AMREP Corp.	14,457	202,687
*	CBRE Group, Inc., Class A	404,705	42,121,696
*	CKX Lands, Inc.	2,161	25,359
#	CTO Realty Growth, Inc.	14,247	763,782
#*	Cushman & Wakefield PLC	52,389	963,434
#	eXp World Holdings, Inc.	12,064	622,502
*	Five Point Holdings LLC, Class A	3,804	27,997
*	Forestar Group, Inc.	21,917	428,916
*	FRP Holdings, Inc.	23,658	1,353,238
*	Howard Hughes Corp.	87,682	7,639,733
	Indus Realty Trust, Inc.	10,236	713,449
*	InterGroup Corp.	677	31,142
*	Jones Lang LaSalle, Inc.	107,683	27,806,981
*	JW Mays, Inc.	2,713	94,684
	Kennedy-Wilson Holdings, Inc.	336,154	7,519,765
*	Marcus & Millichap, Inc.	94,475	4,449,773
*	Maui Land & Pineapple Co., Inc.	13,708	144,345
	Newmark Group, Inc., Class A	485,418	7,223,020
#*	Rafael Holdings, Inc., Class B	38,641	292,126
	RE/MAX Holdings, Inc., Class A	45,388	1,443,792
*	Realogy Holdings Corp.	280,301	4,854,813
#*	Redfin Corp.	26,300	1,350,242
	RMR Group, Inc., Class A	30,102	1,047,249
	St. Joe Co.	199,338	9,372,873
#*	Stratus Properties, Inc.	22,438	764,687
*	Tejon Ranch Co.	73,433	1,337,215
#*	Trinity Place Holdings, Inc.	16,938	34,045

TOTAL REAL ESTATE			122,629,545

UTILITIES — (1.6%)
	AES Corp.	592,683	14,894,124
	ALLETE, Inc.	78,390	4,824,121

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Alliant Energy Corp.	141,127	$7,983,554
	Ameren Corp.	144,378	12,169,622
	American Electric Power Co., Inc.	128,710	10,903,024
#	American States Water Co.	56,210	5,106,116
	American Water Works Co., Inc.	105,607	18,394,627
	Artesian Resources Corp., Class A	17,059	686,113
#	Atlantica Sustainable Infrastructure PLC	243,615	9,586,250
	Atmos Energy Corp.	78,451	7,226,906
#	Avangrid, Inc.	62,463	3,291,800
	Avista Corp.	102,191	4,068,224
#	Black Hills Corp.	111,989	7,433,830
	Brookfield Renewable Corp., Class A	69,657	2,884,496
	California Water Service Group	92,876	5,654,291
	CenterPoint Energy, Inc.	297,695	7,751,978
#	Chesapeake Utilities Corp.	33,768	4,425,972
	Clearway Energy, Inc., Class A	67,535	2,227,980
#	Clearway Energy, Inc., Class C	140,081	4,970,074
	CMS Energy Corp.	165,770	10,004,220
	Consolidated Edison, Inc.	126,775	9,558,835
	Consolidated Water Co. Ltd.	40,703	452,210
	Dominion Energy, Inc.	170,652	12,957,606
	DTE Energy Co.	109,778	12,443,336
	Duke Energy Corp.	151,638	15,468,592
	Edison International	211,080	13,283,265
	Entergy Corp.	116,917	12,044,789
	Essential Utilities, Inc.	188,103	8,854,008
	Evergy, Inc.	204,373	13,028,779
	Eversource Energy	122,026	10,360,007
	Exelon Corp.	308,386	16,403,051
	FirstEnergy Corp.	314,908	12,133,405
#	Genie Energy Ltd., Class B	60,892	301,415
	Hawaiian Electric Industries, Inc.	122,659	4,975,049
	IDACORP, Inc.	68,279	7,122,865
	MDU Resources Group, Inc.	366,024	11,247,918
	MGE Energy, Inc.	65,025	4,934,747
#	Middlesex Water Co.	35,564	3,916,308
	National Fuel Gas Co.	93,204	5,352,706
	New Jersey Resources Corp.	192,921	7,294,343
	NextEra Energy, Inc.	427,752	36,500,078
#	NiSource, Inc.	258,934	6,387,902
	Northwest Natural Holding Co.	47,422	2,138,258
	NorthWestern Corp.	76,091	4,326,534
	NRG Energy, Inc.	655,006	26,128,189
	OGE Energy Corp.	209,231	7,128,500
	ONE Gas, Inc.	84,597	5,693,378
#	Ormat Technologies, Inc.	137,949	9,977,851
	Otter Tail Corp.	85,677	5,312,831
*	PG&E Corp.	276,328	3,205,405
	Pinnacle West Capital Corp.	101,396	6,539,028
	PNM Resources, Inc.	170,699	8,492,275
	Portland General Electric Co.	146,521	7,224,951
	PPL Corp.	447,715	12,894,192
	Public Service Enterprise Group, Inc.	241,400	15,401,320
*	Pure Cycle Corp.	41,462	650,539
#	RGC Resources, Inc.	16,102	356,176
	Sempra Energy	71,702	9,151,326
	SJW Group	64,150	4,228,768
#	South Jersey Industries, Inc.	154,488	3,516,147
	Southern Co.	226,157	14,094,104

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
# Southwest Gas Holdings, Inc.	73,783	$5,109,473
Spire, Inc.	73,774	4,630,056
#* Sunnova Energy International, Inc.	13,589	605,526
UGI Corp.	223,261	9,691,760
Unitil Corp.	32,521	1,357,752
# Via Renewables, Inc.	15,216	169,658
Vistra Corp.	778,849	15,257,652
WEC Energy Group, Inc.	100,459	9,047,338
Xcel Energy, Inc.	183,560	11,856,141
York Water Co.	29,489	1,413,113

TOTAL UTILITIES		575,106,777

TOTAL COMMON STOCKS		34,853,826,887

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	24,077	683,787

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	20,679	2,257,733

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	73,823	2,318,073

TOTAL PREFERRED STOCKS		5,259,593

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
* FG Financial Group, Inc. Rights Exp 11/29/21	8,932	0

TOTAL INVESTMENT SECURITIES (Cost $14,506,967,742)		34,859,086,480

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.025%	283,629,515	283,629,515

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	46,732,695	540,697,276

TOTAL INVESTMENTS — (100.0%) (Cost $15,331,254,279)		$35,683,413,271

As of October 31, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,246	12/17/21	$279,677,121	$286,393,100	$6,715,979

Total Futures Contracts			$279,677,121	$286,393,100	$6,715,979

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,522,837,205	$239,675	$17,697	$2,523,094,577
Consumer Discretionary	4,502,671,276	—	7,324	4,502,678,600
Consumer Staples	1,954,189,957	102,549	—	1,954,292,506
Energy	1,119,263,722	—	—	1,119,263,722
Financials	5,203,311,805	113,696	—	5,203,425,501
Health Care	4,123,743,402	95,074	1,918,398	4,125,756,874
Industrials	4,876,588,875	1,434,920	—	4,878,023,795
Information Technology	8,278,370,975	632	—	8,278,371,607
Materials	1,571,183,383	—	—	1,571,183,383
Real Estate	122,534,861	94,684	—	122,629,545
Utilities	575,106,777	—	—	575,106,777
Preferred Stocks
Communication Services	683,787	—	—	683,787
Consumer Discretionary	2,257,733	—	—	2,257,733
Industrials	2,318,073	—	—	2,318,073
Temporary Cash Investments	283,629,515	—	—	283,629,515
Securities Lending Collateral	—	540,697,276	—	540,697,276
Futures Contracts**	6,715,979	—	—	6,715,979

TOTAL	$35,145,407,325	$542,778,506	$1,943,419^	$35,690,129,250

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (96.7%)
COMMUNICATION SERVICES — (6.1%)
	Activision Blizzard, Inc.	35,792	$2,798,576
*	Alphabet, Inc., Class A	10,216	30,248,759
*	Alphabet, Inc., Class C	8,994	26,670,897
*	Altice USA, Inc., Class A	42,746	696,760
*	AMC Networks, Inc., Class A	23,810	947,400
*	Angi, Inc.	15,392	192,862
#*	Anterix, Inc.	7,672	491,775
	AT&T, Inc.	728,166	18,393,473
	ATN International, Inc.	22,236	906,784
*	Ballantyne Strong, Inc.	7,403	22,283
*	Boston Omaha Corp., Class A	235	8,331
	Cable One, Inc.	1,282	2,193,771
*	Cargurus, Inc.	32,833	1,101,219
*	Cars.com, Inc.	58,406	760,446
*	Charter Communications, Inc., Class A	10,838	7,314,458
#*	Cinemark Holdings, Inc.	64,469	1,212,017
	Cogent Communications Holdings, Inc.	12,352	946,040
	Comcast Corp., Class A	379,292	19,506,988
*	comScore, Inc.	36,956	144,498
*	Consolidated Communications Holdings, Inc.	63,509	469,967
*	Cumulus Media, Inc., Class A	800	9,936
*	Daily Journal Corp.	563	193,233
*	DHI Group, Inc.	44,943	211,232
#*	Discovery, Inc., Class A	59,543	1,395,688
*	Discovery, Inc., Class C	177,656	4,007,919
#*	DISH Network Corp., Class A	117,268	4,816,197
*	EchoStar Corp., Class A	47,851	1,122,584
	Electronic Arts, Inc.	9,605	1,347,101
*	Emerald Holding, Inc.	19,693	79,757
*	Entercom Communications Corp.	57,724	186,448
	Entravision Communications Corp., Class A	62,511	498,213
	EW Scripps Co., Class A	76,118	1,415,795
*	Facebook, Inc., Class A	76,954	24,900,006
	Fox Corp., Class A	92,467	3,674,639
	Fox Corp., Class B	111,351	4,115,533
*	Gaia, Inc.	6,225	60,382
*	Gannett Co., Inc.	139,204	807,383
	Gray Television, Inc.	76,583	1,795,105
	Gray Television, Inc., Class A	2,300	51,497
*	Hemisphere Media Group, Inc.	17,432	192,624
*	IDT Corp., Class B	65,010	3,144,534
*	iHeartMedia, Inc., Class A	11,290	218,800
*	IMAX Corp.	43,682	823,406
	Interpublic Group of Cos., Inc.	160,810	5,880,822
*	Iridium Communications, Inc.	119,893	4,861,661
#	John Wiley & Sons, Inc., Class A	34,890	1,889,991
	John Wiley & Sons, Inc., Class B	2,087	112,928
*	Liberty Broadband Corp.	234	37,867
*	Liberty Broadband Corp., Class A	3,632	583,917
*	Liberty Broadband Corp., Class C	43,149	7,009,555
*	Liberty Latin America Ltd., Class A	9,861	118,529
*	Liberty Latin America Ltd., Class C	141,079	1,697,180
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	237,682
*	Liberty Media Corp.-Liberty Braves, Class B	93	3,527
*	Liberty Media Corp.-Liberty Braves, Class C	18,966	563,669

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Media Corp.-Liberty Formula One, Class A	19,396	$1,011,501
*	Liberty Media Corp.-Liberty Formula One, Class C	151,032	8,427,586
*	Liberty Media Corp.-Liberty SiriusXM, Class A	42,440	2,112,663
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	15,682
*	Liberty Media Corp.-Liberty SiriusXM, Class C	90,178	4,447,579
#*	Lions Gate Entertainment Corp., Class A	70,340	910,903
*	Lions Gate Entertainment Corp., Class B	124,088	1,404,676
#*	Live Nation Entertainment, Inc.	11,490	1,162,213
#	Loral Space & Communications, Inc.	1,933	96,302
#	Lumen Technologies, Inc.	516,710	6,128,181
#*	Madison Square Garden Entertainment Corp.	18,111	1,276,282
*	Marchex, Inc., Class B	1,280	4,198
#*	Marcus Corp.	19,647	364,845
*	Match Group, Inc.	9,850	1,485,183
»†††	Media General, Inc.	38,825	2,190
*	Mediaco Holding, Inc., Class A	666	5,581
*	Meredith Corp.	34,299	1,997,574
#	National CineMedia, Inc.	25,352	80,619
	New York Times Co., Class A	37,573	2,051,110
	News Corp., Class A	174,543	3,997,035
	News Corp., Class B	90,843	2,049,418
»††	NewStar Financial, Inc.	48,901	4,968
	Nexstar Media Group, Inc., Class A	33,800	5,067,634
	Omnicom Group, Inc.	63,475	4,321,378
*	Pinterest, Inc., Class A	12,559	560,634
*	QuinStreet, Inc.	33,447	468,258
*	Reading International, Inc., Class A	17,826	85,387
	Scholastic Corp.	31,899	1,154,425
#*	Sciplay Corp., Class A	6,482	131,001
	Shenandoah Telecommunications Co.	57,187	1,580,649
#	Sirius XM Holdings, Inc.	120,878	736,147
	Spok Holdings, Inc.	38,274	393,839
*	Spotify Technology SA	743	215,024
*	Take-Two Interactive Software, Inc.	11,471	2,076,251
#*	TechTarget, Inc.	20,135	1,898,932
	TEGNA, Inc.	194,817	3,830,102
#	Telephone & Data Systems, Inc.	97,376	1,824,826
*	T-Mobile U.S., Inc.	68,202	7,845,276
*	Townsquare Media, Inc., Class A	16,264	216,636
*	Travelzoo	12,456	127,799
*	TripAdvisor, Inc.	38,753	1,277,686
#*	TrueCar, Inc.	80,361	336,713
*	Twitter, Inc.	27,266	1,459,822
*	U.S. Cellular Corp.	34,604	1,057,844
#*	Urban One, Inc.	25,200	178,164
	Verizon Communications, Inc.	422,159	22,370,205
	ViacomCBS, Inc., Class A	3,778	147,078
	ViacomCBS, Inc., Class B	119,290	4,320,684
*	Walt Disney Co.	80,115	13,545,043
*	WideOpenWest, Inc.	1,813	34,538
#	World Wrestling Entertainment, Inc., Class A	14,789	903,460
*	Yelp, Inc.	40,748	1,574,095
*	Zedge, Inc., Class B	5,669	65,364
*	Ziff Davis, Inc.	32,238	4,135,168
*	Zillow Group, Inc., Class A	7,654	809,181
#*	Zillow Group, Inc., Class C	15,644	1,621,188
*	Zynga, Inc., Class A	508,493	3,752,678

TOTAL COMMUNICATION SERVICES			322,252,042

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (11.7%)
*	1-800-Flowers.com, Inc., Class A	37,182	$1,194,286
#*	2U, Inc.	36,502	1,078,269
	Aaron’s Co., Inc.	37,551	878,318
*	Abercrombie & Fitch Co., Class A	60,470	2,390,984
#	Acushnet Holdings Corp.	65,531	3,338,149
*	Adient PLC	50,415	2,098,272
*	Adtalem Global Education, Inc.	44,112	1,629,056
	Advance Auto Parts, Inc.	18,302	4,127,467
	AMCON Distributing Co.	438	58,127
*	American Axle & Manufacturing Holdings, Inc.	96,191	873,414
#	American Eagle Outfitters, Inc.	200,825	4,767,585
*	American Outdoor Brands, Inc.	14,342	326,711
*	American Public Education, Inc.	18,666	466,463
*	America’s Car-Mart, Inc.	8,562	1,023,073
*	Aptiv PLC	24,664	4,264,159
	Aramark	145,659	5,313,640
*	Ark Restaurants Corp.	2,975	47,600
*	Asbury Automotive Group, Inc.	19,530	3,822,216
	Autoliv, Inc.	26,841	2,599,551
*	AutoNation, Inc.	82,077	9,941,166
#*	Bally’s Corp.	17,968	823,114
*	Barnes & Noble Education, Inc.	12,599	130,778
	Bassett Furniture Industries, Inc.	9,023	152,398
	Bath & Body Works, Inc.	16,472	1,138,050
*	Beazer Homes USA, Inc.	28,393	514,197
#*	Bed Bath & Beyond, Inc.	118,427	1,662,715
	Best Buy Co., Inc.	50,959	6,229,228
#	Big 5 Sporting Goods Corp.	27,233	658,494
	Big Lots, Inc.	34,836	1,541,493
*	Biglari Holdings, Inc., Class A	142	117,789
*	Biglari Holdings, Inc., Class B	1,757	292,066
*	BJ’s Restaurants, Inc.	22,547	751,266
#*	Bloomin’ Brands, Inc.	69,883	1,510,870
*	Bluegreen Vacations Holding Corp.	9,724	249,032
*	Boot Barn Holdings, Inc.	35,095	3,667,077
	BorgWarner, Inc.	210,764	9,499,133
*	Boyd Gaming Corp.	57,508	3,667,860
*	Bright Horizons Family Solutions, Inc.	11,771	1,953,986
*	Brinker International, Inc.	13,204	554,040
	Brunswick Corp.	51,949	4,835,932
	Buckle, Inc.	25,922	1,078,874
*	Build-A-Bear Workshop, Inc.	13,613	213,452
*	Burlington Stores, Inc.	2,401	663,372
*	Caesars Entertainment, Inc.	27,369	2,995,811
	Caleres, Inc.	34,981	806,662
*	Callaway Golf Co.	66,136	1,788,979
#	Camping World Holdings, Inc., Class A	10,608	395,148
*	Capri Holdings Ltd.	44,674	2,378,444
*	CarMax, Inc.	27,252	3,731,344
#*	Carnival Corp.	120,366	2,667,311
#*	CarParts.com, Inc.	22,107	336,690
	Carriage Services, Inc.	24,853	1,278,687
	Carrols Restaurant Group, Inc.	41,335	151,699
	Carter’s, Inc.	20,090	1,979,267
	Cato Corp., Class A	18,848	332,290
*	Cavco Industries, Inc.	7,684	1,847,080
	Century Communities, Inc.	28,311	1,898,536
*	Cheesecake Factory, Inc.	26,709	1,085,454
#*	Chegg, Inc.	7,692	457,212

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Chico’s FAS, Inc.	39,666	$216,576
#*	Children’s Place, Inc.	13,873	1,149,933
*	Chipotle Mexican Grill, Inc.	961	1,709,648
	Choice Hotels International, Inc.	8,184	1,150,834
	Churchill Downs, Inc.	2,565	589,950
*	Chuy’s Holdings, Inc.	14,866	433,493
*	Citi Trends, Inc.	8,687	672,026
	Clarus Corp.	38,436	1,060,065
	Columbia Sportswear Co.	32,436	3,368,154
*	Conn’s, Inc.	31,161	693,955
*	Container Store Group, Inc.	9,288	102,725
#»††	Contra Zagg, Inc.	25,325	2,279
*	Cooper-Standard Holdings, Inc.	27,283	707,721
#	Cracker Barrel Old Country Store, Inc.	13,817	1,840,010
*	Crocs, Inc.	37,887	6,116,856
	Crown Crafts, Inc.	2,196	16,250
	Culp, Inc.	13,186	174,451
	Dana, Inc.	120,134	2,665,773
	Darden Restaurants, Inc.	19,640	2,830,910
*	Dave & Buster’s Entertainment, Inc.	30,313	1,125,522
*	Deckers Outdoor Corp.	13,019	5,146,541
	Del Taco Restaurants, Inc.	36,037	300,549
*	Delta Apparel, Inc.	12,387	332,591
*	Denny’s Corp.	22,857	363,426
#*	Designer Brands, Inc., Class A	53,151	719,133
#	Dick’s Sporting Goods, Inc.	75,287	9,351,398
#	Dillard’s, Inc., Class A	28,966	6,695,201
#*	Dine Brands Global, Inc.	1,652	139,611
	Dollar General Corp.	15,888	3,519,510
*	Dollar Tree, Inc.	31,716	3,417,716
	Domino’s Pizza, Inc.	4,335	2,119,685
*	Dorman Products, Inc.	29,654	3,095,285
	DR Horton, Inc.	107,123	9,562,870
	eBay, Inc.	25,601	1,964,109
	Educational Development Corp.	6,574	64,228
*	El Pollo Loco Holdings, Inc.	35,651	524,070
	Escalade, Inc.	12,824	239,937
	Ethan Allen Interiors, Inc.	26,692	619,521
*	Etsy, Inc.	4,577	1,147,408
*	Expedia Group, Inc.	6,039	992,872
#*	Fiesta Restaurant Group, Inc.	16,154	170,263
*	Five Below, Inc.	10,014	1,975,762
#*	Flanigan’s Enterprises, Inc.	300	8,775
	Flexsteel Industries, Inc.	8,594	240,632
*	Floor & Decor Holdings, Inc., Class A	15,459	2,101,187
	Foot Locker, Inc.	77,357	3,687,608
*	Ford Motor Co.	462,094	7,892,566
*	Fossil Group, Inc.	43,563	514,915
*	Fox Factory Holding Corp.	15,983	2,572,464
	Franchise Group, Inc.	2,692	99,066
*	frontdoor, Inc.	22,151	825,789
*	Full House Resorts, Inc.	19,188	190,921
*	Funko, Inc., Class A	10,407	170,571
	Gap, Inc.	161,340	3,660,805
	Garmin Ltd.	22,692	3,258,571
*	General Motors Co.	210,867	11,477,491
*	Genesco, Inc.	14,308	866,922
	Gentex Corp.	187,260	6,627,131
*	Gentherm, Inc.	32,515	2,394,079

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Genuine Parts Co.	29,873	$3,916,649
*	G-III Apparel Group Ltd.	45,437	1,302,224
*	Goodyear Tire & Rubber Co.	69,385	1,326,641
*	GoPro, Inc., Class A	44,255	381,036
	Graham Holdings Co., Class B	4,229	2,477,560
*	Grand Canyon Education, Inc.	24,353	1,940,934
*	Green Brick Partners, Inc.	22,902	596,597
	Group 1 Automotive, Inc.	15,409	2,770,538
#	Guess?, Inc.	59,084	1,223,630
	H&R Block, Inc.	69,238	1,597,321
#	Hamilton Beach Brands Holding Co., Class A	17,718	265,770
	Hanesbrands, Inc.	144,709	2,465,841
	Harley-Davidson, Inc.	86,941	3,172,477
	Hasbro, Inc.	26,886	2,574,603
#	Haverty Furniture Cos., Inc.	19,633	563,467
	Haverty Furniture Cos., Inc., Class A	1,796	50,791
#*	Helen of Troy Ltd.	20,370	4,582,231
	Hibbett, Inc.	18,402	1,425,051
*	Hilton Grand Vacations, Inc.	48,053	2,416,105
	Hooker Furniture Corp.	11,517	290,344
*	Horizon Global Corp.	19,302	143,221
*	Houghton Mifflin Harcourt Co.	72,351	1,026,661
*	Hovnanian Enterprises, Inc., Class A	1,022	86,114
*	Hyatt Hotels Corp., Class A	26,200	2,232,240
	Installed Building Products, Inc.	19,856	2,522,705
#*	International Game Technology PLC	102,105	3,011,076
*	iRobot Corp.	16,518	1,377,932
	Jack in the Box, Inc.	6,082	601,814
	Johnson Outdoors, Inc., Class A	12,917	1,371,527
	KB Home	80,690	3,239,703
	Kohl’s Corp.	114,994	5,580,659
#	Kontoor Brands, Inc.	24,669	1,307,457
*	Lakeland Industries, Inc.	7,500	156,825
*	Lands’ End, Inc.	11,629	305,610
*	Las Vegas Sands Corp.	15,717	609,977
*	Laureate Education, Inc., Class A	52,674	912,314
	La-Z-Boy, Inc.	45,566	1,514,614
	LCI Industries	25,955	3,624,356
	Lear Corp.	58,782	10,101,687
	Leggett & Platt, Inc.	36,421	1,706,324
	Lennar Corp., Class A	86,062	8,600,176
	Lennar Corp., Class B	9,841	807,749
#	Levi Strauss & Co., Class A	9,166	239,966
*	LGI Homes, Inc.	24,836	3,708,015
	Lifetime Brands, Inc.	19,138	324,580
*	Lincoln Educational Services Corp.	12,212	87,926
#*	Lindblad Expeditions Holdings, Inc.	5,561	83,137
*	Liquidity Services, Inc.	37,467	827,271
	Lithia Motors, Inc., Class A	18,484	5,900,462
*	LKQ Corp.	194,919	10,736,139
#*	Lovesac Co.	8,026	626,108
*	Lumber Liquidators Holdings, Inc.	4,906	88,700
*	M/I Homes, Inc.	42,211	2,417,002
	Macy’s, Inc.	263,459	6,973,760
#*	Malibu Boats, Inc., Class A	20,283	1,432,183
#	Marine Products Corp.	15,913	201,618
*	MarineMax, Inc.	26,965	1,396,517
	Marriott Vacations Worldwide Corp.	35,897	5,643,726
*	MasterCraft Boat Holdings, Inc.	18,751	502,152

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Mattel, Inc.	85,940	$1,874,351
	McDonald’s Corp.	1,857	455,986
	MDC Holdings, Inc.	82,456	4,038,695
*	Meritage Homes Corp.	35,556	3,865,293
	MGM Resorts International	55,466	2,615,777
*	Modine Manufacturing Co.	50,652	557,172
*	Mohawk Industries, Inc.	45,811	8,118,167
*	Monarch Casino & Resort, Inc.	5,624	406,165
#*	Monitronics International, Inc.	707	4,339
	Monro, Inc.	27,044	1,670,237
*	Motorcar Parts of America, Inc.	22,004	416,316
#	Movado Group, Inc.	14,193	472,627
	Murphy USA, Inc.	35,401	5,768,593
	Nathan’s Famous, Inc.	4,206	262,875
#*	National Vision Holdings, Inc.	45,424	2,799,935
#*	Nautilus, Inc.	29,587	302,675
	Newell Brands, Inc.	295,559	6,765,346
	Nobility Homes, Inc.	1,284	39,804
*	Nordstrom, Inc.	34,419	988,858
#*	Norwegian Cruise Line Holdings Ltd.	90,575	2,329,589
*	NVR, Inc.	916	4,483,637
*	ODP Corp.	36,903	1,597,900
#*	Ollie’s Bargain Outlet Holdings, Inc.	22,866	1,547,114
	Oxford Industries, Inc.	16,622	1,541,192
	Papa John’s International, Inc.	7,165	889,033
	Patrick Industries, Inc.	24,604	1,916,898
#*	Peloton Interactive, Inc., Class A	3,979	363,840
#*	Penn National Gaming, Inc.	31,008	2,220,173
#	Penske Automotive Group, Inc.	101,131	10,724,943
*	Perdoceo Education Corp.	70,479	748,487
#	PetMed Express, Inc.	15,853	450,701
*	Planet Fitness, Inc., Class A	12,287	977,431
*	Playa Hotels & Resorts NV	71,600	609,316
#	Polaris, Inc.	20,839	2,395,443
	Pool Corp.	4,862	2,504,708
#*	Potbelly Corp.	8,889	53,512
	PulteGroup, Inc.	160,126	7,698,858
#*	Purple Innovation, Inc.	28,823	556,284
*	PVH Corp.	40,828	4,463,725
	QEP Co., Inc.	1,575	36,225
*	Quotient Technology, Inc.	63,283	407,543
	Qurate Retail, Inc., Class A	218,111	2,277,079
	Ralph Lauren Corp.	32,901	4,184,020
	RCI Hospitality Holdings, Inc.	9,765	662,067
*	Red Robin Gourmet Burgers, Inc.	11,417	226,856
*	Red Rock Resorts, Inc., Class A	21,324	1,160,239
#*	Regis Corp.	19,687	53,155
	Rent-A-Center, Inc.	51,114	2,722,332
*	Revolve Group, Inc.	9,318	699,223
#*	RH	2,787	1,838,389
	Rocky Brands, Inc.	7,323	399,470
	Ross Stores, Inc.	14,432	1,633,702
*	Royal Caribbean Cruises Ltd.	58,690	4,955,197
*	Ruth’s Hospitality Group, Inc.	27,514	532,121
*	Sally Beauty Holdings, Inc.	92,522	1,411,886
*	Scientific Games Corp., Class A	24,010	1,922,001
*	SeaWorld Entertainment, Inc.	28,528	1,811,528
	Service Corp. International	89,573	6,134,855
*	Shake Shack, Inc., Class A	14,745	1,019,912

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Shoe Carnival, Inc.	30,438	$1,030,935
	Shutterstock, Inc.	16,849	2,041,256
	Signet Jewelers Ltd.	46,478	4,144,908
*	Skechers USA, Inc., Class A	89,150	4,119,621
*	Skyline Champion Corp.	43,338	2,744,162
*	Sleep Number Corp.	15,594	1,377,574
	Smith & Wesson Brands, Inc.	64,060	1,377,290
#	Sonic Automotive, Inc., Class A	40,894	2,021,390
*	Sonos, Inc.	48,361	1,577,536
*	Sportsman’s Warehouse Holdings, Inc.	30,710	530,055
	Standard Motor Products, Inc.	30,561	1,463,872
	Steven Madden Ltd.	64,835	2,924,058
*	Stitch Fix, Inc., Class A	2,909	100,651
*	Stoneridge, Inc.	31,731	602,254
#	Strategic Education, Inc.	24,634	1,680,285
*	Strattec Security Corp.	3,345	115,971
*	Stride, Inc.	46,169	1,639,000
	Superior Group of Cos., Inc.	15,854	412,045
*	Superior Industries International, Inc.	21,539	125,572
*	Tandy Leather Factory, Inc.	17,438	85,446
	Tapestry, Inc.	178,882	6,972,820
	Target Corp.	30,844	8,007,719
*	Taylor Morrison Home Corp.	126,306	3,856,122
	Tempur Sealy International, Inc.	65,114	2,895,620
*	Tenneco, Inc., Class A	23,806	315,906
*	Terminix Global Holdings, Inc.	69,923	2,830,483
	Texas Roadhouse, Inc.	25,861	2,296,715
#	Thor Industries, Inc.	29,689	3,027,090
	Tilly’s, Inc., Class A	23,107	320,725
	Toll Brothers, Inc.	111,002	6,678,990
*	TopBuild Corp.	35,159	9,034,808
	Tractor Supply Co.	17,500	3,800,475
	Travel & Leisure Co.	18,662	1,014,093
*	TravelCenters of America, Inc.	10,101	544,545
*	Tri Pointe Homes, Inc.	103,909	2,513,559
*	Tupperware Brands Corp.	6,904	153,545
*	Ulta Beauty, Inc.	7,599	2,791,569
#*	Under Armour, Inc., Class A	16,694	366,600
*	Under Armour, Inc., Class C	23,767	448,721
*	Unifi, Inc.	19,615	471,152
#*	Unique Fabricating, Inc.	4,543	13,402
*	Universal Electronics, Inc.	16,636	685,070
*	Universal Technical Institute, Inc.	27,693	194,959
*	Urban Outfitters, Inc.	90,047	2,875,201
	Vail Resorts, Inc.	5,219	1,799,041
#*	Veoneer, Inc.	10,674	375,725
#*	Vera Bradley, Inc.	52,671	516,703
	VF Corp.	20,136	1,467,512
*	Victoria’s Secret & Co.	5,490	277,080
*	Vince Holding Corp.	1,700	16,405
*	Vista Outdoor, Inc.	58,723	2,456,970
*	Visteon Corp.	18,723	2,119,069
*	VOXX International Corp.	36,231	409,773
#*	Wayfair, Inc., Class A	300	74,730
	Wendy’s Co.	146,718	3,271,811
	Weyco Group, Inc.	10,880	248,282
	Whirlpool Corp.	32,907	6,937,783
	Williams-Sonoma, Inc.	34,547	6,416,414
	Wingstop, Inc.	6,906	1,191,078

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winmark Corp.	2,807	$653,526
#	Winnebago Industries, Inc.	32,980	2,232,416
	Wolverine World Wide, Inc.	65,467	2,171,540
#*	WW International, Inc.	6,975	121,086
	Wyndham Hotels & Resorts, Inc.	19,618	1,657,132
#*	Wynn Resorts Ltd.	7,029	631,204
#*	XPEL, Inc.	5,492	416,843
*	YETI Holdings, Inc.	14,854	1,460,594
#*	Zovio, Inc.	56,782	97,665
*	Zumiez, Inc.	33,580	1,366,706

TOTAL CONSUMER DISCRETIONARY			623,517,112

CONSUMER STAPLES — (4.6%)
	Alico, Inc.	7,614	271,058
	Andersons, Inc.	27,956	952,181
	Archer-Daniels-Midland Co.	81,284	5,221,684
	B&G Foods, Inc.	62,724	1,846,595
*	BellRing Brands, Inc., Class A	1,561	41,866
#*	BJ’s Wholesale Club Holdings, Inc.	19,268	1,126,022
#*	Boston Beer Co., Inc., Class A	2,249	1,107,588
*	Bridgford Foods Corp.	4,114	48,134
	Brown-Forman Corp., Class A	3,283	210,210
	Brown-Forman Corp., Class B	800	54,312
	Bunge Ltd.	114,831	10,637,944
	Calavo Growers, Inc.	14,346	576,709
	Cal-Maine Foods, Inc.	37,112	1,338,259
#	Campbell Soup Co.	70,490	2,816,075
	Casey’s General Stores, Inc.	18,796	3,600,186
#*	Celsius Holdings, Inc.	3,888	375,270
*	Central Garden & Pet Co	20,939	1,080,034
*	Central Garden & Pet Co., Class A	51,488	2,378,746
*	Chefs’ Warehouse, Inc.	36,090	1,258,458
	Church & Dwight Co., Inc.	20,030	1,749,821
	Coca-Cola Co.	42,381	2,389,017
	Coca-Cola Consolidated, Inc.	7,711	3,095,195
*	Coffee Holding Co., Inc.	1,900	8,436
	Conagra Brands, Inc.	96,132	3,095,450
	Constellation Brands, Inc., Class A	9,086	1,969,936
	Costco Wholesale Corp.	7,743	3,805,994
*	Coty, Inc., Class A	383,859	3,255,124
*	Darling Ingredients, Inc.	210,274	17,772,358
#	Edgewell Personal Care Co.	48,406	1,693,726
*	elf Beauty, Inc.	40,147	1,297,150
#	Energizer Holdings, Inc.	58,620	2,137,871
*	Farmer Bros Co.	18,501	139,683
	Flowers Foods, Inc.	126,752	3,137,112
	Fresh Del Monte Produce, Inc.	60,762	2,034,919
*	Freshpet, Inc.	3,313	516,530
	General Mills, Inc.	54,074	3,341,773
*	Grocery Outlet Holding Corp.	48,614	1,078,745
#*	Hain Celestial Group, Inc.	96,422	4,326,455
*	Herbalife Nutrition Ltd.	22,190	1,029,616
	Hershey Co.	5,788	1,014,926
#	Hormel Foods Corp.	45,106	1,908,886
*	Hostess Brands, Inc.	117,508	2,222,076
#	Ingles Markets, Inc., Class A	11,945	826,475
	Ingredion, Inc.	48,266	4,596,371
	Inter Parfums, Inc.	25,661	2,370,563
	J M Smucker Co.	41,614	5,112,696

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	J&J Snack Foods Corp.	12,350	$1,822,243
	John B. Sanfilippo & Son, Inc.	13,938	1,177,761
	Kellogg Co.	32,803	2,010,824
	Keurig Dr Pepper, Inc.	85,002	3,067,722
	Kraft Heinz Co.	75,992	2,727,353
	Kroger Co.	166,009	6,643,680
	Lamb Weston Holdings, Inc.	5,072	286,314
	Lancaster Colony Corp.	12,384	2,105,280
*	Landec Corp.	45,500	442,260
*	Lifevantage Corp.	2,000	13,700
#*	Lifeway Foods, Inc.	6,493	35,322
#	Limoneira Co.	14,670	236,627
	McCormick & Co., Inc.	23,510	1,886,207
#	McCormick & Co., Inc.	2,128	172,879
	Medifast, Inc.	10,658	2,091,846
#	MGP Ingredients, Inc.	22,542	1,447,422
	Molson Coors Beverage Co., Class A	534	31,028
	Molson Coors Beverage Co., Class B	85,831	3,784,289
	Mondelez International, Inc., Class A	66,070	4,013,092
*	Monster Beverage Corp.	22,909	1,947,265
#	National Beverage Corp.	29,812	1,681,397
*	Natural Alternatives International, Inc.	8,015	100,989
	Natural Grocers by Vitamin Cottage, Inc.	19,128	232,979
	Natural Health Trends Corp.	995	7,463
	Nature’s Sunshine Products, Inc.	15,233	240,529
	Nu Skin Enterprises, Inc., Class A	37,974	1,524,656
	Oil-Dri Corp. of America	4,973	173,160
*	Performance Food Group Co.	111,101	5,025,098
	Philip Morris International, Inc.	24,545	2,320,484
*	Pilgrim’s Pride Corp.	105,011	2,957,110
*	Post Holdings, Inc.	67,110	6,810,323
	PriceSmart, Inc.	26,370	1,897,321
	Procter & Gamble Co.	90,151	12,890,691
#*	Rite Aid Corp.	11,270	153,159
	Rocky Mountain Chocolate Factory, Inc.	5,160	44,944
#*	S&W Seed Co.	14,868	63,784
	Sanderson Farms, Inc.	19,734	3,738,606
	Seaboard Corp.	569	2,190,661
*	Seneca Foods Corp., Class A	6,380	329,399
*	Seneca Foods Corp., Class B	1,251	64,176
*	Simply Good Foods Co.	78,778	3,123,548
	SpartanNash Co.	30,260	700,216
	Spectrum Brands Holdings, Inc.	29,180	2,735,625
#*	Sprouts Farmers Market, Inc.	92,519	2,048,371
#	Tootsie Roll Industries, Inc.	28,845	912,944
#*	TreeHouse Foods, Inc.	46,507	1,680,763
#	Turning Point Brands, Inc.	16,054	612,781
	Tyson Foods, Inc., Class A	113,483	9,075,236
*	U.S. Foods Holding Corp.	57,892	2,007,116
*	United Natural Foods, Inc.	67,432	2,925,874
	United-Guardian, Inc.	1,872	26,227
	Universal Corp.	20,980	986,060
*	USANA Health Sciences, Inc.	18,814	1,826,087
	Vector Group Ltd.	42,078	557,954
#*	Veru, Inc.	14,000	114,380
	Village Super Market, Inc., Class A	16,232	361,487
	Walgreens Boots Alliance, Inc.	225,398	10,598,214
	Walmart, Inc.	84,456	12,619,416
#	WD-40 Co.	6,701	1,521,127

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	22,288	$1,255,037

TOTAL CONSUMER STAPLES			244,946,741

ENERGY — (5.9%)
	Adams Resources & Energy, Inc.	4,112	120,687
*	Alto Ingredients, Inc.	4,014	21,354
#	Antero Midstream Corp.	306,893	3,265,342
*	Antero Resources Corp.	253,676	5,040,542
	APA Corp.	21,097	552,952
#*	Arch Resources, Inc.	13,181	1,200,525
	Archrock, Inc.	206,764	1,693,397
*	Ardmore Shipping Corp.	48,293	191,723
*	Aspen Aerogels, Inc.	12,224	665,719
	Baker Hughes Co.	164,450	4,124,406
	Berry Corp.	25,575	245,776
*	Bristow Group, Inc.	4,208	145,597
	Cabot Oil & Gas Corp.	441,905	9,421,415
	Cactus, Inc., Class A	20,900	909,150
*	California Resources Corp.	44,489	2,052,278
#*	Callon Petroleum Co.	20,129	1,041,273
#*	Centennial Resource Development, Inc., Class A	257,561	1,854,439
*	ChampionX Corp.	143,740	3,770,300
*	Cheniere Energy, Inc.	10,173	1,051,888
#	Chesapeake Energy Corp.	56,475	3,599,716
	Chevron Corp.	120,596	13,807,036
	Civitas Resources, Inc.	22,765	1,278,027
#*	Clean Energy Fuels Corp.	161,671	1,490,607
*	CNX Resources Corp.	208,465	3,045,674
#*	Comstock Resources, Inc.	168,529	1,663,381
	ConocoPhillips	199,230	14,840,643
*	CONSOL Energy, Inc.	36,002	990,415
#*	Contango Oil & Gas Co.	13,370	55,218
	Continental Resources, Inc.	39,057	1,906,372
	Core Laboratories NV	32,396	842,620
#	CVR Energy, Inc.	46,617	893,648
#*	Dawson Geophysical Co.	42,481	98,556
*	Delek U.S. Holdings, Inc.	77,055	1,498,720
*	Denbury, Inc.	30,788	2,606,512
	Devon Energy Corp.	333,906	13,382,952
	DHT Holdings, Inc.	170,676	1,111,101
	Diamondback Energy, Inc.	63,179	6,772,157
*	DMC Global, Inc.	11,853	495,218
	Dorian LPG Ltd.	38,270	463,832
*	Dril-Quip, Inc.	32,802	772,815
*	Earthstone Energy, Inc., Class A	8,839	89,716
	EnLink Midstream LLC	362,418	2,844,981
	EOG Resources, Inc.	138,765	12,830,212
*	EQT Corp.	227,710	4,533,706
	Equitrans Midstream Corp.	299,534	3,088,196
	Evolution Petroleum Corp.	27,987	166,243
#*	Expro Group Holdings NV	20,620	353,633
*	Exterran Corp.	28,147	120,469
	Exxon Mobil Corp.	246,853	15,914,613
*	Geospace Technologies Corp.	11,604	110,354
*	Goodrich Petroleum Corp.	10,368	211,715
*	Green Plains, Inc.	50,706	1,924,293
*	Gulf Island Fabrication, Inc.	13,000	51,220
	Halliburton Co.	172,045	4,299,405
#*	Helix Energy Solutions Group, Inc.	143,750	543,375

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Helmerich & Payne, Inc.	83,671	$2,597,148
	Hess Corp.	63,381	5,233,369
	HollyFrontier Corp.	169,076	5,714,769
#	International Seaways, Inc.	25,592	449,140
	Kinder Morgan, Inc.	259,342	4,343,978
*	Kosmos Energy Ltd.	130,151	468,544
*	Laredo Petroleum, Inc.	2,590	195,286
*	Liberty Oilfield Services, Inc., Class A	166,725	2,154,087
#	Magnolia Oil & Gas Corp., Class A	95,281	1,989,467
	Marathon Oil Corp.	344,761	5,626,500
	Marathon Petroleum Corp.	137,887	9,090,890
	Matador Resources Co.	96,926	4,056,353
*	MIND Technology, Inc.	23,880	40,596
	Murphy Oil Corp.	130,435	3,630,006
#*	Nabors Industries Ltd.	13,224	1,355,460
	NACCO Industries, Inc., Class A	6,859	212,903
*	Natural Gas Services Group, Inc.	22,223	252,676
*	Newpark Resources, Inc.	96,167	326,968
*	NexTier Oilfield Solutions, Inc.	157,329	701,687
#	Nordic American Tankers Ltd.	18,996	44,641
*	NOV, Inc.	292,028	4,094,233
	Oasis Petroleum, Inc.	1,057	127,474
	Occidental Petroleum Corp.	266,351	8,930,749
*	Oceaneering International, Inc.	92,038	1,251,717
#*	Oil States International, Inc.	64,120	388,567
	ONEOK, Inc.	88,261	5,615,165
	Ovintiv, Inc.	37,407	1,403,511
*	Par Pacific Holdings, Inc.	74,240	1,147,750
	Patterson-UTI Energy, Inc.	162,481	1,390,837
*	PBF Energy, Inc., Class A	108,386	1,583,519
	PDC Energy, Inc.	81,735	4,275,558
*	Peabody Energy Corp.	96,780	1,150,714
*	Penn Virginia Corp., Class A	13,367	441,646
	Phillips 66	57,171	4,275,247
#	PHX Minerals, Inc.	4,753	14,449
	Pioneer Natural Resources Co.	89,114	16,662,536
#*	PrimeEnergy Resources Corp.	908	62,543
*	ProPetro Holding Corp.	99,810	957,178
*	Range Resources Corp.	335,349	7,820,339
*	Renewable Energy Group, Inc.	44,851	2,870,464
*	REX American Resources Corp.	5,039	443,180
*	RPC, Inc.	139,731	753,150
*	SandRidge Energy, Inc.	32,036	410,061
	Schlumberger NV	156,928	5,062,497
	Scorpio Tankers, Inc.	49,862	798,789
*	SEACOR Marine Holdings, Inc.	38,578	172,058
*	Select Energy Services, Inc., Class A	127,097	763,853
	SFL Corp. Ltd.	145,938	1,154,370
*	SilverBow Resources, Inc.	3,866	106,702
	SM Energy Co.	116,907	4,012,248
#	Solaris Oilfield Infrastructure, Inc., Class A	24,660	187,169
#*	Southwestern Energy Co.	695,371	3,393,410
*	Talos Energy, Inc.	74,444	965,539
	Targa Resources Corp.	117,021	6,397,538
#*	Technip Energies NV, ADR	13,425	205,671
*	TechnipFMC PLC	351,609	2,591,358
*	Teekay Corp.	200	708
#*	Teekay Tankers Ltd., Class A	23,512	326,347
#*	Tellurian, Inc.	76,869	301,326

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Texas Pacific Land Corp.	67	$85,336
*	Tidewater, Inc.	19,226	233,211
#*	Transocean Ltd.	355,113	1,253,549
*	U.S. Silica Holdings, Inc.	62,748	607,401
	Valero Energy Corp.	69,781	5,396,165
*	Whiting Petroleum Corp.	35,962	2,342,205
	Williams Cos., Inc.	239,650	6,731,768
	World Fuel Services Corp.	62,094	1,895,730

TOTAL ENERGY			315,606,117

FINANCIALS — (22.1%)
	1st Constitution Bancorp	11,206	266,479
	1st Source Corp.	39,221	1,893,590
	ACNB Corp.	7,905	219,364
	Affiliated Managers Group, Inc.	28,914	4,854,082
	Aflac, Inc.	176,067	9,449,516
*	Alleghany Corp.	5,549	3,614,508
	Allegiance Bancshares, Inc.	6,934	271,605
	Allstate Corp.	129,570	16,023,922
	Ally Financial, Inc.	208,481	9,952,883
	A-Mark Precious Metals, Inc.	6,646	498,384
*	Ambac Financial Group, Inc.	40,169	679,258
	American Equity Investment Life Holding Co.	79,259	2,525,984
	American Express Co.	42,837	7,444,214
	American Financial Group, Inc.	54,965	7,477,439
	American International Group, Inc.	94,330	5,573,960
	American National Bankshares, Inc.	9,565	354,862
	American National Group, Inc.	20,075	3,808,428
	Ameriprise Financial, Inc.	14,077	4,253,084
	Ameris Bancorp	58,199	3,049,046
	AMERISAFE, Inc.	21,486	1,273,905
	AmeriServ Financial, Inc.	15,921	63,525
	Ames National Corp.	7,690	190,097
	Aon PLC, Class A	7,454	2,384,684
*	Arch Capital Group Ltd.	127,389	5,327,408
	Ares Management Corp., Class A	4,739	401,583
	Argo Group International Holdings Ltd.	31,530	1,737,303
	Arrow Financial Corp.	15,351	550,333
	Arthur J Gallagher & Co.	14,066	2,358,446
	Artisan Partners Asset Management, Inc., Class A	28,427	1,408,274
	Associated Banc-Corp	125,354	2,792,887
	Associated Capital Group, Inc., Class A	1,469	53,398
	Assurant, Inc.	44,325	7,150,066
	Assured Guaranty Ltd.	66,849	3,715,467
*	Athene Holding Ltd., Class A	108,114	9,406,999
	Atlantic American Corp.	5,179	21,130
*	Atlantic Capital Bancshares, Inc.	16,517	454,383
	Atlantic Union Bankshares Corp.	72,661	2,606,350
*	Atlanticus Holdings Corp.	19,831	1,536,704
	Auburn National BanCorp, Inc.	2,722	92,058
	Axis Capital Holdings Ltd.	60,326	3,141,175
*	Axos Financial, Inc.	53,309	2,825,377
	B. Riley Financial, Inc.	749	53,673
	Banc of California, Inc.	60,536	1,230,697
	BancFirst Corp.	39,183	2,547,287
*	Bancorp, Inc.	46,575	1,422,866
	Bank of America Corp.	491,054	23,462,560
	Bank of Hawaii Corp.	33,585	2,837,933
	Bank of Marin Bancorp	10,558	402,365

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bank of New York Mellon Corp.	120,136	$7,112,051
	Bank of NT Butterfield & Son Ltd.	55,230	1,982,757
#	Bank of South Carolina Corp.	3,898	77,999
	Bank OZK	80,917	3,614,562
	BankFinancial Corp.	21,510	244,999
	BankUnited, Inc.	77,053	3,125,270
	Bankwell Financial Group, Inc.	3,662	108,761
	Banner Corp.	30,084	1,737,652
	Bar Harbor Bankshares	11,642	345,767
*	Baycom Corp.	5,500	103,895
	BCB Bancorp, Inc.	10,545	159,440
*	Berkshire Hathaway, Inc., Class B	110,049	31,585,163
	Berkshire Hills Bancorp, Inc.	41,138	1,116,897
	BGC Partners, Inc., Class A	228,214	1,225,509
	BlackRock, Inc.	6,183	5,833,413
*	Blucora, Inc.	51,074	843,742
	BOK Financial Corp.	50,377	5,096,641
*	Bridgewater Bancshares, Inc.	1,700	30,753
*	Brighthouse Financial, Inc.	71,314	3,582,102
	BrightSphere Investment Group, Inc.	43,398	1,301,072
	Brookline Bancorp, Inc.	93,270	1,496,984
	Brown & Brown, Inc.	39,544	2,495,622
	Bryn Mawr Bank Corp.	21,331	988,479
	Byline Bancorp, Inc.	5,600	144,256
	C&F Financial Corp.	4,203	215,068
	Cadence Bank	158,021	4,585,767
	California First Leasing Corp.	3,253	59,660
	Cambridge Bancorp	3,750	344,288
	Camden National Corp.	18,415	876,554
*	Cannae Holdings, Inc.	74,786	2,550,203
	Capital City Bank Group, Inc.	15,372	413,046
	Capital One Financial Corp.	51,004	7,703,134
	Capitol Federal Financial, Inc.	174,698	2,119,087
	Capstar Financial Holdings, Inc.	2,201	48,356
	Cathay General Bancorp	70,157	2,959,924
	Cboe Global Markets, Inc.	21,537	2,841,592
	CBTX, Inc.	10,878	295,882
*	CCUR Holdings, Inc.	2	12,300
	Central Pacific Financial Corp.	40,073	1,101,607
	Central Valley Community Bancorp	4,680	99,824
	Century Bancorp, Inc., Class A	4,065	468,085
	Charles Schwab Corp.	79,957	6,558,873
	Chemung Financial Corp.	3,608	166,870
	Chubb Ltd.	25,440	4,970,467
	Cincinnati Financial Corp.	65,504	7,954,806
	CIT Group, Inc.	36,396	1,802,694
	Citigroup, Inc.	117,753	8,143,797
	Citizens & Northern Corp.	5,780	147,448
	Citizens Community Bancorp, Inc.	4,408	59,949
	Citizens Financial Group, Inc.	97,760	4,631,869
	Citizens Holding Co.	2,806	50,536
#*	Citizens, Inc.	46,149	297,200
	City Holding Co.	13,464	1,071,465
	Civista Bancshares, Inc.	12,586	302,819
	CME Group, Inc.	14,913	3,289,062
	CNA Financial Corp.	18,368	823,988
	CNB Financial Corp.	13,535	347,443
	CNO Financial Group, Inc.	28,867	696,849
*	Coastal Financial Corp.	800	30,440

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Codorus Valley Bancorp, Inc.	8,409	$184,073
	Cohen & Steers, Inc.	29,832	2,830,758
	Colony Bankcorp, Inc.	5,499	103,381
	Columbia Banking System, Inc.	67,858	2,315,994
*	Columbia Financial, Inc.	44,039	820,006
	Comerica, Inc.	55,683	4,738,066
	Commerce Bancshares, Inc.	64,618	4,556,215
	Community Bank System, Inc.	54,753	3,924,148
	Community Bankers Trust Corp.	24,209	282,277
	Community Financial Corp.	3,756	143,179
	Community Trust Bancorp, Inc.	18,488	807,556
	Community West Bancshares	2,872	37,623
	ConnectOne Bancorp, Inc.	34,400	1,160,312
#*	Consumer Portfolio Services, Inc.	54,459	355,617
	County Bancorp, Inc.	7,540	266,916
	Cowen, Inc., Class A	18,912	713,550
	Crawford & Co., Class A	44,722	386,398
	Crawford & Co., Class B	32,131	265,402
#*	Credit Acceptance Corp.	9,554	5,715,298
	Cullen/Frost Bankers, Inc.	37,986	4,919,187
*	Customers Bancorp, Inc.	25,241	1,345,093
	CVB Financial Corp.	123,991	2,482,300
	Diamond Hill Investment Group, Inc.	4,348	942,907
	Dime Community Bancshares, Inc.	40,119	1,431,446
	Discover Financial Services	54,950	6,226,934
	Donegal Group, Inc., Class A	30,139	429,481
	Donegal Group, Inc., Class B	3,821	55,366
*	Donnelley Financial Solutions, Inc.	33,283	1,275,405
	Eagle Bancorp Montana, Inc.	4,214	94,815
	Eagle Bancorp, Inc.	25,813	1,460,758
	East West Bancorp, Inc.	76,183	6,055,025
#*	eHealth, Inc.	13,573	601,963
	Elmira Savings Bank	1,680	38,237
	Emclaire Financial Corp.	500	13,540
	Employers Holdings, Inc.	22,431	865,837
#*	Encore Capital Group, Inc.	25,358	1,369,839
*	Enova International, Inc.	37,642	1,221,106
*	Enstar Group Ltd.	15,614	3,603,399
	Enterprise Bancorp, Inc.	6,505	241,661
	Enterprise Financial Services Corp.	30,921	1,453,905
	Equitable Holdings, Inc.	241,020	8,074,170
	Equity Bancshares, Inc., Class A	10,114	338,414
#	Erie Indemnity Co., Class A	5,762	1,185,877
*	Esquire Financial Holdings, Inc.	826	26,415
	ESSA Bancorp, Inc.	11,606	188,598
	Essent Group Ltd.	36,623	1,757,904
	Evans Bancorp, Inc.	4,676	186,806
	Evercore, Inc., Class A	19,759	3,000,207
	Everest Re Group Ltd.	19,038	4,978,437
#*	EZCORP, Inc., Class A	91,227	680,553
	FactSet Research Systems, Inc.	4,329	1,921,600
#	Farmers & Merchants Bancorp, Inc.	2,553	64,795
#	Farmers National Banc Corp.	15,024	267,728
	FB Financial Corp.	47,861	2,169,539
	Federal Agricultural Mortgage Corp., Class A	987	116,907
	Federal Agricultural Mortgage Corp., Class C	13,008	1,640,179
	Federated Hermes, Inc.	61,326	2,042,769
	FedNat Holding Co.	13,491	34,267
#	Fidelity D&D Bancorp, Inc.	50	2,530

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Financial, Inc.	191,995	$9,198,480
	Fifth Third Bancorp	219,351	9,548,349
	Financial Institutions, Inc.	11,169	356,514
	First American Financial Corp.	115,402	8,440,502
	First BanCorp	238,463	3,255,020
	First BanCorp	33,135	1,604,397
	First Bancorp, Inc.	10,347	306,995
	First Bancshares, Inc.	4,666	187,807
	First Bancshares, Inc.	700	11,130
	First Bank	10,678	160,597
	First Busey Corp.	45,877	1,169,405
	First Business Financial Services, Inc.	8,680	253,456
	First Capital, Inc.	2,700	108,756
	First Citizens BancShares, Inc., Class A	9,963	8,108,886
	First Commonwealth Financial Corp.	86,213	1,319,059
	First Community Bankshares, Inc.	17,730	574,807
	First Community Corp.	8,626	173,555
	First Financial Bancorp	76,850	1,827,493
	First Financial Bankshares, Inc.	69,371	3,518,497
	First Financial Corp.	13,801	591,373
	First Financial Northwest, Inc.	19,410	320,265
	First Foundation, Inc.	38,320	1,019,695
	First Guaranty Bancshares, Inc.	387	8,015
	First Hawaiian, Inc.	10,800	297,972
	First Horizon Corp.	502,227	8,522,792
	First Internet Bancorp	7,590	258,364
	First Interstate BancSystem, Inc., Class A	37,577	1,562,076
	First Merchants Corp.	56,233	2,338,168
	First Mid Bancshares, Inc.	3,878	167,064
	First Midwest Bancorp, Inc.	94,191	1,813,177
	First Northwest Bancorp	8,648	156,096
	First of Long Island Corp.	21,178	426,313
	First Republic Bank	27,118	5,866,437
	First Savings Financial Group, Inc.	6,504	180,681
	First U.S. Bancshares, Inc.	1,708	19,044
	First United Corp.	7,908	149,303
*	First Western Financial, Inc.	622	18,050
	FirstCash, Inc.	41,450	3,667,082
	Flagstar Bancorp, Inc.	43,958	2,074,378
	Flushing Financial Corp.	39,237	942,473
	FNB Corp.	264,973	3,086,935
	Franklin Resources, Inc.	104,456	3,289,319
	FS Bancorp, Inc.	6,378	219,786
	Fulton Financial Corp.	133,429	2,148,207
#*	FVCBankcorp, Inc.	4,482	91,881
	GAMCO Investors, Inc., Class A	4,141	109,529
*	Genworth Financial, Inc., Class A	135,563	557,164
	German American Bancorp, Inc.	28,444	1,121,262
	Glacier Bancorp, Inc.	82,727	4,573,976
	Global Indemnity Group LLC, Class A	16,069	395,137
	Globe Life, Inc.	46,681	4,155,543
	Goldman Sachs Group, Inc.	24,075	9,951,401
	Great Southern Bancorp, Inc.	12,597	710,849
	Great Western Bancorp, Inc.	44,062	1,500,311
*	Green Dot Corp., Class A	36,636	1,551,901
	Greenhill & Co., Inc.	6,333	99,555
*	Greenlight Capital Re Ltd., Class A	23,521	174,761
	Guaranty Bancshares, Inc.	2,945	110,555
	Guaranty Federal Bancshares, Inc.	2,787	66,470

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Hallmark Financial Services, Inc.	14,530	$48,385
	Hamilton Lane, Inc., Class A	6,988	730,316
	Hancock Whitney Corp.	71,063	3,516,197
	Hanmi Financial Corp.	22,583	501,117
	Hanover Insurance Group, Inc.	24,764	3,120,264
	HarborOne Bancorp, Inc.	14,730	211,670
	Harleysville Financial Corp.	424	10,621
	Hartford Financial Services Group, Inc.	169,500	12,361,635
#	Hawthorn Bancshares, Inc.	6,754	161,893
#	HCI Group, Inc.	21,359	2,862,320
	Heartland Financial USA, Inc.	43,020	2,156,162
#	Hennessy Advisors, Inc.	6,499	74,998
	Heritage Commerce Corp.	47,956	574,992
	Heritage Financial Corp.	29,911	742,989
	Heritage Insurance Holdings, Inc.	39,291	256,963
	Hilltop Holdings, Inc.	93,828	3,325,264
	Hingham Institution For Savings	1,835	662,875
*	HMN Financial, Inc.	2,450	57,110
	Home Bancorp, Inc.	7,804	325,817
	Home BancShares, Inc.	137,523	3,267,546
	HomeStreet, Inc.	26,378	1,243,986
	HomeTrust Bancshares, Inc.	9,675	294,120
	Hope Bancorp, Inc.	105,697	1,542,119
	Horace Mann Educators Corp.	34,565	1,354,257
	Horizon Bancorp, Inc.	34,426	656,504
	Houlihan Lokey, Inc.	25,633	2,872,947
*	Howard Bancorp, Inc.	12,658	262,147
	Huntington Bancshares, Inc.	595,176	9,368,070
	IF Bancorp, Inc.	779	17,551
	Independence Holding Co.	10,638	521,794
#	Independent Bank Corp.	33,790	2,855,255
	Independent Bank Corp.	20,166	454,340
	Independent Bank Group, Inc.	35,445	2,562,319
	Interactive Brokers Group, Inc., Class A	8,843	626,527
	Intercontinental Exchange, Inc.	33,150	4,589,949
	International Bancshares Corp.	67,107	2,845,337
	Invesco Ltd.	171,277	4,352,149
	Investar Holding Corp.	8,770	163,999
	Investors Bancorp, Inc.	206,884	3,165,325
	Investors Title Co.	2,106	408,143
	James River Group Holdings Ltd.	41,607	1,329,344
	Janus Henderson Group PLC	96,620	4,492,830
	Jefferies Financial Group, Inc.	147,940	6,361,420
	JPMorgan Chase & Co.	273,311	46,432,806
	Kearny Financial Corp.	69,851	937,400
	Kemper Corp.	69,177	4,391,356
	Kentucky First Federal Bancorp	2,320	16,402
	KeyCorp	240,599	5,598,739
	Kingstone Cos., Inc.	8,547	49,145
	Kinsale Capital Group, Inc.	5,608	1,049,537
	KKR & Co., Inc.	56,329	4,487,731
	Lake Shore Bancorp, Inc.	802	11,982
	Lakeland Bancorp, Inc.	42,030	755,699
#	Lakeland Financial Corp.	25,757	1,851,156
	Landmark Bancorp, Inc.	4,371	125,185
	Lazard Ltd., Class A	61,762	3,025,720
	LCNB Corp.	11,830	201,702
*	LendingClub Corp.	57,279	2,632,543
*	LendingTree, Inc.	2,504	404,121

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Limestone Bancorp, Inc.	1,669	$30,459
	Lincoln National Corp.	101,051	7,290,830
	Live Oak Bancshares, Inc.	36,024	3,212,620
	Loews Corp.	71,772	4,024,256
	LPL Financial Holdings, Inc.	27,244	4,468,561
	Luther Burbank Corp.	900	13,059
	M&T Bank Corp.	52,258	7,688,197
	Macatawa Bank Corp.	32,331	271,580
#*	Magyar Bancorp, Inc.	2,407	27,223
#*	Maiden Holdings Ltd.	78,057	254,466
*	Malvern Bancorp, Inc.	7,168	120,494
*	Markel Corp.	5,050	6,631,306
	MarketAxess Holdings, Inc.	531	217,004
	Marlin Business Services Corp.	11,563	265,024
	Marsh & McLennan Cos., Inc.	13,535	2,257,638
*	MBIA, Inc.	246,439	3,829,662
	Mercantile Bank Corp.	14,578	501,046
	Merchants Bancorp	4,398	195,403
	Mercury General Corp.	45,463	2,477,279
	Meridian Bancorp, Inc.	59,038	1,369,682
	Meta Financial Group, Inc.	39,542	2,192,208
	MetLife, Inc.	78,087	4,903,864
*	Metropolitan Bank Holding Corp.	700	63,602
	MGIC Investment Corp.	70,927	1,146,180
	Mid Penn Bancorp, Inc.	1,913	53,602
	Middlefield Banc Corp.	5,786	144,650
	Midland States Bancorp, Inc.	6,782	174,026
	MidWestOne Financial Group, Inc.	9,912	310,741
	Moelis & Co., Class A	38,797	2,822,094
	Morgan Stanley	152,000	15,622,560
	Morningstar, Inc.	6,136	1,943,578
*	Mr Cooper Group, Inc.	74,750	3,277,040
	MSCI, Inc., Class A	5,409	3,596,336
	MVB Financial Corp.	8,380	357,742
	Nasdaq, Inc.	22,918	4,809,801
	National Bank Holdings Corp., Class A	38,269	1,659,727
	National Bankshares, Inc.	4,963	184,872
	National Western Life Group, Inc., Class A	3,710	797,687
	Navient Corp.	149,752	2,950,114
	NBT Bancorp, Inc.	49,907	1,831,088
	Nelnet, Inc., Class A	29,960	2,475,595
	New York Community Bancorp, Inc.	230,792	2,868,745
*	NI Holdings, Inc.	12,427	247,049
*	Nicholas Financial, Inc.	8,010	95,319
#*	Nicolet Bankshares, Inc.	3,981	286,194
*	NMI Holdings, Inc., Class A	70,691	1,716,377
	Northeast Bank	2,442	80,830
	Northern Trust Corp.	85,297	10,494,943
	Northfield Bancorp, Inc.	43,566	764,583
	Northrim BanCorp, Inc.	7,507	333,461
	Northwest Bancshares, Inc.	107,921	1,489,310
	Norwood Financial Corp.	2,461	64,404
#	Oak Valley Bancorp	4,505	77,711
	OceanFirst Financial Corp.	49,664	1,101,051
	Oconee Federal Financial Corp.	1,780	43,610
	OFG Bancorp	44,558	1,154,052
	Ohio Valley Banc Corp.	2,002	55,776
	Old National Bancorp	164,425	2,808,379
#	Old Point Financial Corp.	4,109	86,741

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Old Republic International Corp.	241,850	$6,246,985
	Old Second Bancorp, Inc.	14,324	193,947
	OneMain Holdings, Inc.	94,130	4,971,005
*	Open Lending Corp., Class A	11,536	363,615
	Oppenheimer Holdings, Inc., Class A	9,819	511,079
	Origin Bancorp, Inc.	8,427	375,844
	Orrstown Financial Services, Inc.	9,962	236,199
	Pacific Premier Bancorp, Inc.	79,983	3,358,486
	PacWest Bancorp	92,427	4,387,510
*	Palomar Holdings, Inc.	7,635	698,221
#	Park National Corp.	14,712	1,891,816
#	Parke Bancorp, Inc.	11,518	255,354
	Pathfinder Bancorp, Inc.	1,218	20,194
*	Patriot National Bancorp, Inc.	120	1,150
#	PCB Bancorp	2,869	61,110
	PCSB Financial Corp.	7,544	144,166
	Peapack-Gladstone Financial Corp.	15,604	523,514
	Penns Woods Bancorp, Inc.	7,925	188,615
	Peoples Bancorp of North Carolina, Inc.	3,626	101,891
	Peoples Bancorp, Inc.	24,720	790,051
	Peoples Financial Services Corp.	557	25,499
	People’s United Financial, Inc.	274,473	4,704,467
	Pinnacle Financial Partners, Inc.	64,404	6,219,494
	Piper Sandler Cos	16,627	2,738,301
	PJT Partners, Inc., Class A	13,672	1,118,233
#	Plumas Bancorp	5,164	190,758
	PNC Financial Services Group, Inc.	32,276	6,811,204
	Popular, Inc.	87,124	7,095,379
*	PRA Group, Inc.	36,491	1,564,734
	Preferred Bank	12,620	865,353
	Premier Financial Corp.	29,357	935,901
	Primerica, Inc.	34,008	5,721,506
	Primis Financial Corp.	13,019	197,238
	Principal Financial Group, Inc.	80,054	5,370,823
	ProAssurance Corp.	44,363	1,016,356
	PROG Holdings, Inc.	75,103	3,037,916
	Progressive Corp.	32,917	3,123,165
	Prosperity Bancshares, Inc.	84,344	6,351,947
	Provident Bancorp, Inc.	15,467	278,715
	Provident Financial Holdings, Inc.	7,891	134,542
	Provident Financial Services, Inc.	63,825	1,580,307
	Prudential Bancorp, Inc.	8,982	134,640
	Prudential Financial, Inc.	76,230	8,389,111
	Pzena Investment Management, Inc., Class A	5,580	60,710
	QCR Holdings, Inc.	12,408	684,177
	Radian Group, Inc.	118,291	2,823,606
*	Randolph Bancorp, Inc.	4,141	97,314
	Raymond James Financial, Inc.	86,458	8,523,894
	RBB Bancorp	2,547	65,381
	Regional Management Corp.	18,076	923,322
	Regions Financial Corp.	256,883	6,082,989
	Reinsurance Group of America, Inc.	30,108	3,555,153
	RenaissanceRe Holdings Ltd.	33,797	4,792,415
	Renasant Corp.	47,151	1,763,919
	Republic Bancorp, Inc., Class A	15,725	849,465
#*	Republic First Bancorp, Inc.	69,641	215,887
	Riverview Bancorp, Inc.	17,817	131,668
	RLI Corp.	32,401	3,509,352
	S&T Bancorp, Inc.	33,330	1,018,565

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Safeguard Scientifics, Inc.	16,646	$139,660
	Safety Insurance Group, Inc.	11,824	927,120
	Salisbury Bancorp, Inc.	1,317	68,879
	Sandy Spring Bancorp, Inc.	42,419	2,013,206
	Santander Consumer USA Holdings, Inc.	181,899	7,585,188
	SB Financial Group, Inc.	4,442	83,065
	Seacoast Banking Corp. of Florida	41,918	1,527,073
*	Security National Financial Corp., Class A	8,503	75,081
	SEI Investments Co.	55,511	3,499,413
	Selective Insurance Group, Inc.	61,846	4,846,871
#*	Selectquote, Inc.	44,122	586,381
	ServisFirst Bancshares, Inc.	43,676	3,507,620
#	Severn Bancorp, Inc.	9,402	128,149
	Shore Bancshares, Inc.	10,033	185,410
	Sierra Bancorp	20,052	500,498
	Signature Bank	24,726	7,363,897
	Silvercrest Asset Management Group, Inc., Class A	7,061	112,976
	Simmons First National Corp., Class A	89,842	2,685,377
*	SiriusPoint Ltd.	76,024	714,626
	SLM Corp.	282,090	5,176,351
	SmartFinancial, Inc.	2,623	68,172
#	Sound Financial Bancorp, Inc.	1,602	69,078
	South State Corp.	68,482	5,347,759
*	Southern First Bancshares, Inc.	8,205	442,003
	Southern Missouri Bancorp, Inc.	3,699	201,226
	Southside Bancshares, Inc.	36,678	1,515,535
	Spirit of Texas Bancshares, Inc.	1,223	29,756
	State Auto Financial Corp.	35,963	1,845,262
	State Street Corp.	97,744	9,632,671
	StepStone Group, Inc., Class A	6,319	296,867
	Sterling Bancorp	159,439	4,057,723
*	Sterling Bancorp, Inc.	2,300	12,443
	Stewart Information Services Corp.	21,871	1,556,559
	Stifel Financial Corp.	106,504	7,760,946
#	Stock Yards Bancorp, Inc.	28,793	1,763,571
*	StoneX Group, Inc.	15,702	1,085,165
	Summit Financial Group, Inc.	4,130	103,787
	Summit State Bank	4,663	81,368
*	SVB Financial Group	10,064	7,219,914
	Synchrony Financial	207,888	9,656,398
	Synovus Financial Corp.	128,004	5,963,706
	T Rowe Price Group, Inc.	26,566	5,761,634
	Territorial Bancorp, Inc.	6,135	153,927
*	Texas Capital Bancshares, Inc.	41,358	2,506,295
	TFS Financial Corp.	46,620	907,225
	Timberland Bancorp, Inc.	8,054	223,499
	Tiptree, Inc.	69,777	1,089,219
	Tompkins Financial Corp.	18,337	1,505,651
	Towne Bank	64,511	2,033,387
	Tradeweb Markets, Inc., Class A	11,768	1,048,529
	Travelers Cos., Inc.	80,043	12,877,318
	TriCo Bancshares	34,001	1,490,264
*	TriState Capital Holdings, Inc.	26,215	787,761
*	Triumph Bancorp, Inc.	21,957	2,575,556
	Truist Financial Corp.	85,027	5,396,664
#*	Trupanion, Inc.	5,131	525,414
	TrustCo Bank Corp. NY	22,901	768,558
	Trustmark Corp.	61,441	1,954,438
	U.S. Bancorp	110,257	6,656,215

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	39,371	$3,890,642
	Umpqua Holdings Corp.	180,544	3,692,125
	Union Bankshares, Inc.	2,000	64,000
	United Bancorp, Inc.	1,000	15,010
	United Bancshares, Inc.	2,040	59,609
#	United Bankshares, Inc.	137,349	5,080,540
	United Community Banks, Inc.	59,636	2,077,718
	United Fire Group, Inc.	26,736	546,216
	United Insurance Holdings Corp.	39,515	150,947
	United Security Bancshares	16,748	132,477
	Unity Bancorp, Inc.	6,471	164,040
	Universal Insurance Holdings, Inc.	58,636	866,054
	Univest Financial Corp.	25,846	741,780
	Unum Group	128,011	3,260,440
	Valley National Bancorp	290,252	3,848,742
	Value Line, Inc.	3,433	118,267
	Veritex Holdings, Inc.	40,314	1,650,858
#	Victory Capital Holdings, Inc., Class A	1,624	61,550
	Virtu Financial, Inc., Class A	53,831	1,339,315
	Virtus Investment Partners, Inc.	7,580	2,425,600
#	Voya Financial, Inc.	87,328	6,092,875
	Walker & Dunlop, Inc.	35,100	4,565,457
	Washington Federal, Inc.	76,334	2,699,170
	Washington Trust Bancorp, Inc.	13,407	732,827
	Waterstone Financial, Inc.	23,194	479,420
	Webster Financial Corp.	73,942	4,137,794
	Wells Fargo & Co.	236,230	12,085,527
	WesBanco, Inc.	56,508	1,964,783
	West BanCorp, Inc.	20,480	649,216
	Westamerica BanCorp	25,665	1,431,080
	Western Alliance Bancorp	99,645	11,567,788
	Western New England Bancorp, Inc.	33,957	330,402
	Westwood Holdings Group, Inc.	6,970	121,278
	White Mountains Insurance Group Ltd.	2,746	2,897,003
	Willis Towers Watson PLC	24,960	6,047,309
	Wintrust Financial Corp.	47,223	4,179,235
#	WisdomTree Investments, Inc.	110,462	705,852
#*	World Acceptance Corp.	9,717	1,801,435
	WR Berkley Corp.	58,523	4,658,431
	WSFS Financial Corp.	44,629	2,312,228
	WVS Financial Corp.	1,627	25,332
	Zions Bancorp NA	108,744	6,849,785

TOTAL FINANCIALS			1,177,658,852

HEALTH CARE — (10.1%)
*	10X Genomics, Inc., Class A	430	69,346
	Abbott Laboratories	64,235	8,279,249
	AbbVie, Inc.	9,721	1,114,707
*	ABIOMED, Inc.	2,919	969,225
*	Acadia Healthcare Co., Inc.	87,056	5,397,472
*	ACADIA Pharmaceuticals, Inc.	13,510	242,504
*	Acceleron Pharma, Inc.	7,242	1,261,412
#*	Accuray, Inc.	40,100	200,099
»††	Achillion Pharmaceuticals, Inc.	196,899	285,504
*	Adaptive Biotechnologies Corp.	10,661	356,184
*	Addus HomeCare Corp.	9,895	925,182
#*	Adverum Biotechnologies, Inc.	50,464	114,553
#*	Aeglea BioTherapeutics, Inc.	19,297	141,254
	Agilent Technologies, Inc.	19,910	3,135,626

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Agios Pharmaceuticals, Inc.	33,125	$1,556,875
#*	Akebia Therapeutics, Inc.	96,111	275,839
#*	Akero Therapeutics, Inc.	1,709	36,726
#*	Albireo Pharma, Inc.	13,520	395,054
*	Align Technology, Inc.	2,744	1,713,271
*	Alkermes PLC	59,662	1,807,162
#*	Allakos, Inc.	3,453	347,303
#*	Allogene Therapeutics, Inc.	30,589	527,354
*	Allscripts Healthcare Solutions, Inc.	123,295	1,699,005
#*	Alnylam Pharmaceuticals, Inc.	3,691	588,936
#*	Alphatec Holdings, Inc.	26,892	315,443
#*	Alpine Immune Sciences, Inc.	5,080	64,262
*	Amedisys, Inc.	7,815	1,323,392
	AmerisourceBergen Corp.	8,850	1,079,877
#*	Amicus Therapeutics, Inc.	5,632	59,136
*	AMN Healthcare Services, Inc.	40,233	3,970,997
*	Amphastar Pharmaceuticals, Inc.	52,423	979,262
#*	AnaptysBio, Inc.	12,492	410,987
*	AngioDynamics, Inc.	44,256	1,265,722
*	ANI Pharmaceuticals, Inc.	12,019	449,270
*	Anika Therapeutics, Inc.	11,206	466,730
	Anthem, Inc.	20,814	9,056,796
#*	Apollo Medical Holdings, Inc.	12,347	847,375
#*	Applied Genetic Technologies Corp.	14,385	37,257
*	Apyx Medical Corp.	12,837	183,569
*	Aravive, Inc.	1,801	6,394
#*	Arcutis Biotherapeutics, Inc.	3,820	80,908
#*	Ardelyx, Inc.	57,324	69,362
*	Arena Pharmaceuticals, Inc.	37,140	2,131,465
*	Arvinas, Inc.	8,754	757,921
#*	Asensus Surgical, Inc.	20,879	35,285
#*	Assembly Biosciences, Inc.	9,760	30,744
*	Atara Biotherapeutics, Inc.	33,769	522,744
*	AtriCure, Inc.	11,845	889,086
	Atrion Corp.	1,718	1,250,704
*	Avanos Medical, Inc.	51,066	1,610,622
*	Avantor, Inc.	38,978	1,573,932
*	AxoGen, Inc.	24,022	364,894
*	Axonics, Inc.	13,925	1,021,399
	Baxter International, Inc.	45,079	3,559,438
	Becton Dickinson & Co.	9,587	2,296,949
*	Biogen, Inc.	8,875	2,366,785
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,178	167,653
*	BioMarin Pharmaceutical, Inc.	6,298	498,991
*	Bio-Rad Laboratories, Inc., Class A	4,295	3,413,151
	Bio-Techne Corp.	2,070	1,083,955
#*	Bluebird Bio, Inc.	18,414	431,072
*	Blueprint Medicines Corp.	16,166	1,818,513
*	Boston Scientific Corp.	41,667	1,797,098
	Bristol-Myers Squibb Co.	108,428	6,332,195
*	Brookdale Senior Living, Inc.	155,535	1,010,977
	Bruker Corp.	22,783	1,829,475
*	Calithera Biosciences, Inc.	22,505	43,435
#*	Cara Therapeutics, Inc.	4,774	80,346
	Cardinal Health, Inc.	64,734	3,094,933
*	Cardiovascular Systems, Inc.	17,069	598,780
*	CareDx, Inc.	880	44,880
*	Catalent, Inc.	21,841	3,011,000
*	Catalyst Biosciences, Inc.	23,347	76,812

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Catalyst Pharmaceuticals, Inc.	62,575	$369,192
*	Centene Corp.	92,265	6,572,959
	Cerner Corp.	33,766	2,508,476
*	Change Healthcare, Inc.	27,608	594,400
*	Charles River Laboratories International, Inc.	10,431	4,680,181
	Chemed Corp.	4,093	1,973,849
*	ChemoCentryx, Inc.	3,886	135,272
*	Chimerix, Inc.	109,971	576,248
	Cigna Corp.	32,953	7,039,090
#*	Codexis, Inc.	12,849	446,760
#*	Collegium Pharmaceutical, Inc.	26,165	513,619
*	Community Health Systems, Inc.	38,093	499,018
*	Computer Programs & Systems, Inc.	9,900	357,390
*	Concert Pharmaceuticals, Inc.	23,891	65,461
	CONMED Corp.	18,893	2,763,668
#»††	Contra Aduro Biotech I	740	1,325
»	Contra Pfenex, Inc.	17,006	12,754
	Cooper Cos., Inc.	4,843	2,019,144
#*	Corcept Therapeutics, Inc.	64,825	1,166,850
*	CorVel Corp.	12,788	2,343,017
*	Corvus Pharmaceuticals, Inc.	1,733	7,850
*	Covetrus, Inc.	83,274	1,681,302
#*	CRISPR Therapeutics AG	9,254	845,168
*	Cross Country Healthcare, Inc.	37,554	778,494
*	CryoLife, Inc.	29,015	598,870
*	Cue Biopharma, Inc.	36,274	442,906
*	Cumberland Pharmaceuticals, Inc.	23,548	63,344
#*	Cutera, Inc.	8,986	386,398
	CVS Health Corp.	118,113	10,545,129
	Danaher Corp.	32,906	10,259,104
*	DaVita, Inc.	37,694	3,891,529
*	Deciphera Pharmaceuticals, Inc.	12,374	413,168
*	Denali Therapeutics, Inc.	28,502	1,378,072
	DENTSPLY SIRONA, Inc.	27,641	1,581,342
#*	Eagle Pharmaceuticals, Inc.	8,008	419,379
#*	Editas Medicine, Inc.	22,727	834,535
*	Elanco Animal Health, Inc.	151,430	4,979,018
»††	Elanco Animal Health, Inc.	25,535	0
*	Electromed, Inc.	3,600	39,528
*	Emergent BioSolutions, Inc.	48,185	2,296,979
*	Enanta Pharmaceuticals, Inc.	16,443	1,411,632
	Encompass Health Corp.	45,243	2,875,645
*	Endo International PLC	75,915	322,639
	Ensign Group, Inc.	65,485	5,108,485
*	Envista Holdings Corp.	100,488	3,929,081
*	Enzo Biochem, Inc.	40,669	139,901
*	Evolent Health, Inc., Class A	75,979	2,223,905
#*	Exact Sciences Corp.	9,431	898,020
*	Exelixis, Inc.	114,453	2,461,884
*	Fate Therapeutics, Inc.	4,225	227,305
*	FibroGen, Inc.	5,290	58,825
*	Five Star Senior Living, Inc.	312	1,282
#*	Fluidigm Corp.	71,454	367,988
*	FONAR Corp.	7,435	118,960
#*	G1 Therapeutics, Inc.	29,697	430,310
	Gilead Sciences, Inc.	64,412	4,179,051
*	Glaukos Corp.	8,968	409,927
#*	Global Blood Therapeutics, Inc.	12,976	473,884
*	Globus Medical, Inc., Class A	32,209	2,485,569

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	GlycoMimetics, Inc.	9,009	$17,207
*	Great Elm Group, Inc.	14,407	28,814
#*	Guardant Health, Inc.	4,495	524,971
*	Haemonetics Corp.	15,751	1,082,251
*	Halozyme Therapeutics, Inc.	31,929	1,215,537
*	Hanger, Inc.	17,350	324,098
*	Harvard Bioscience, Inc.	43,252	325,688
#*	Health Catalyst, Inc.	3,136	165,079
*	HealthEquity, Inc.	44,082	2,917,347
*	HealthStream, Inc.	25,797	686,458
*	Henry Schein, Inc.	33,422	2,551,770
#*	Heron Therapeutics, Inc.	5,585	61,491
#*	Heska Corp.	5,288	1,182,027
	Hill-Rom Holdings, Inc.	28,479	4,411,397
*	Hologic, Inc.	36,504	2,676,108
*	Horizon Therapeutics PLC	42,719	5,122,435
	Humana, Inc.	15,046	6,968,705
*	ICU Medical, Inc.	15,279	3,577,272
*	Incyte Corp.	7,515	503,355
*	InfuSystem Holdings, Inc.	10,768	179,072
*	Innoviva, Inc.	52,275	912,199
*	Inogen, Inc.	17,005	674,248
#*	Inovalon Holdings, Inc., Class A	18,785	766,240
*	Insulet Corp.	1,544	478,671
*	Integer Holdings Corp.	29,064	2,616,341
#*	Integra LifeSciences Holdings Corp.	32,142	2,136,157
*	Intellia Therapeutics, Inc.	36,638	4,872,121
*	Intersect ENT, Inc.	6,200	167,214
#*	Intra-Cellular Therapies, Inc.	35,412	1,525,195
*	IntriCon Corp.	5,799	98,583
*	Intuitive Surgical, Inc.	2,106	760,540
#*	Invacare Corp.	30,428	150,314
#*	Ionis Pharmaceuticals, Inc.	10,672	340,117
#*	Iovance Biotherapeutics, Inc.	14,134	343,598
*	IQVIA Holdings, Inc.	12,657	3,308,793
*	iRadimed Corp.	3,451	128,791
*	IRIDEX Corp.	1,305	10,009
*	Ironwood Pharmaceuticals, Inc.	107,516	1,372,979
*	IVERIC bio, Inc.	45,990	814,023
*	Jazz Pharmaceuticals PLC	38,917	5,177,518
	Johnson & Johnson	103,374	16,837,557
#*	Joint Corp.	6,000	524,880
*	Jounce Therapeutics, Inc.	4,100	35,998
*	Karuna Therapeutics, Inc.	6,527	916,260
#*	Kewaunee Scientific Corp.	2,037	26,074
#*	Kodiak Sciences, Inc.	5,331	624,207
#*	Krystal Biotech, Inc.	13,343	668,351
#*	Kura Oncology, Inc.	13,259	217,713
*	Laboratory Corp. of America Holdings	44,897	12,886,337
*	Lannett Co., Inc.	21,420	58,477
*	Lantheus Holdings, Inc.	37,237	870,973
	LeMaitre Vascular, Inc.	21,383	1,112,130
*	LENSAR, Inc.	38,325	274,024
*	LHC Group, Inc.	21,394	2,879,418
*	Ligand Pharmaceuticals, Inc.	11,011	1,606,945
*	LivaNova PLC	31,766	2,437,087
*	MacroGenics, Inc.	36,860	719,876
*	Madrigal Pharmaceuticals, Inc.	11,697	909,442
*	Magellan Health, Inc.	25,096	2,379,854

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Masimo Corp.	5,582	$1,582,720
	McKesson Corp.	13,906	2,890,779
*»††	MedCath Corp.	19,024	0
*	MEDNAX, Inc.	63,680	1,734,006
*	Medpace Holdings, Inc.	12,951	2,934,049
	Medtronic PLC	57,439	6,884,639
	Merck & Co., Inc.	55,928	4,924,460
*	Meridian Bioscience, Inc.	39,436	741,791
*	Merit Medical Systems, Inc.	36,353	2,445,103
#*	Merrimack Pharmaceuticals, Inc.	9,794	42,114
#*	Mirati Therapeutics, Inc.	1,103	208,489
#*»	Misonix, Inc.	56	1,512
*	ModivCare, Inc.	22,977	3,739,966
#*	Molecular Templates, Inc.	5,809	30,323
*	Molina Healthcare, Inc.	17,718	5,239,567
*	Morphic Holding, Inc.	6,754	388,355
*	Myriad Genetics, Inc.	70,387	2,165,808
#*	NanoString Technologies, Inc.	901	43,518
*	Natera, Inc.	3,068	351,501
	National HealthCare Corp.	13,145	919,361
	National Research Corp.	17,603	762,210
*	Natus Medical, Inc.	29,106	729,105
#*	Nektar Therapeutics	110,844	1,680,395
*	Neogen Corp.	29,904	1,265,238
*	NeoGenomics, Inc.	35,705	1,642,430
*	Neurocrine Biosciences, Inc.	2,879	303,475
*	Nevro Corp.	820	93,267
*	NextGen Healthcare, Inc.	49,485	814,523
*	Novavax, Inc.	1,579	235,003
*	Novocure Ltd.	1,600	164,112
*	NuVasive, Inc.	37,518	2,001,960
*	Omnicell, Inc.	8,662	1,543,135
#*	Onconova Therapeutics, Inc.	2,835	9,809
#*	OPKO Health, Inc.	188,139	713,047
#*	OptimizeRx Corp.	2,470	238,849
*	Option Care Health, Inc.	56,254	1,537,422
*	OraSure Technologies, Inc.	59,193	631,589
	Organon & Co.	141,468	5,198,949
*	Orthofix Medical, Inc.	16,477	592,842
*	OrthoPediatrics Corp.	11,090	789,275
#*	Otonomy, Inc.	16,218	34,058
	Owens & Minor, Inc.	58,527	2,099,949
#*	Pacira BioSciences, Inc.	16,670	871,508
	Patterson Cos., Inc.	73,369	2,293,515
#*»††	PDL BioPharma, Inc.	418,608	1,084,195
*	Pennant Group, Inc.	27,637	706,678
#*	Penumbra, Inc.	1,533	423,951
	PerkinElmer, Inc.	29,838	5,278,044
	Perrigo Co. PLC	71,871	3,244,976
#*	PetIQ, Inc.	20,280	508,014
	Pfizer, Inc.	341,124	14,920,764
	Phibro Animal Health Corp., Class A	17,177	376,863
	Premier, Inc., Class A	82,961	3,231,331
*	Prestige Consumer Healthcare, Inc.	44,176	2,650,118
*	Progyny, Inc.	1,480	90,916
*	Protagonist Therapeutics, Inc.	26,942	839,513
*	Prothena Corp. PLC	51,576	2,854,732
*	Quanterix Corp.	3,050	154,360
	Quest Diagnostics, Inc.	24,047	3,529,619

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Quidel Corp.	19,392	$2,574,676
*	R1 RCM, Inc.	56,253	1,220,690
*	RadNet, Inc.	36,336	1,129,686
*	RAPT Therapeutics, Inc.	1,427	45,065
*	Regeneron Pharmaceuticals, Inc.	4,878	3,121,627
*	REGENXBIO, Inc.	27,087	959,963
*	Repligen Corp.	5,096	1,480,388
*	Replimune Group, Inc.	8,906	262,816
	ResMed, Inc.	9,930	2,610,696
#*	Revance Therapeutics, Inc.	15,957	219,409
#*	Rhythm Pharmaceuticals, Inc.	3,356	38,628
*	Rigel Pharmaceuticals, Inc.	93,028	312,574
#*	Rocket Pharmaceuticals, Inc.	16,790	498,831
#	Royalty Pharma PLC, Class A	17,638	697,230
#*	Rubius Therapeutics, Inc.	4,112	58,432
*	Sage Therapeutics, Inc.	32,054	1,293,699
#*	Sangamo Therapeutics, Inc.	193,004	1,567,192
*	Sarepta Therapeutics, Inc.	1,206	95,431
*	Seagen, Inc.	6,155	1,085,311
*	SeaSpine Holdings Corp.	20,136	301,235
	Select Medical Holdings Corp.	165,767	5,506,780
*	Shockwave Medical, Inc.	5,777	1,234,545
*	SI-BONE, Inc.	14,415	325,058
#	Simulations Plus, Inc.	1,697	85,698
#*	Spectrum Pharmaceuticals, Inc.	122,868	224,848
#*	Spero Therapeutics, Inc.	1,198	21,037
#*	SpringWorks Therapeutics, Inc.	10,317	691,858
*	STAAR Surgical Co.	4,852	574,768
#*	Star Equity Holdings, Inc.	1,670	4,409
	STERIS PLC	21,763	5,086,884
	Stryker Corp.	5,109	1,359,352
*	Supernus Pharmaceuticals, Inc.	44,330	1,323,250
*	Surgalign Holdings, Inc.	43,520	41,836
*	Surgery Partners, Inc.	22,779	937,128
*	Surmodics, Inc.	16,171	900,078
*	Sutro Biopharma, Inc.	5,700	114,912
*	Syndax Pharmaceuticals, Inc.	30,831	599,663
*	Syneos Health, Inc.	68,802	6,421,979
#*	Synlogic, Inc.	10	26
#*	Syros Pharmaceuticals, Inc.	5,033	20,786
*	Tabula Rasa HealthCare, Inc.	1,462	39,693
*	Tactile Systems Technology, Inc.	10,803	372,595
*	Tandem Diabetes Care, Inc.	1,410	192,225
*	Taro Pharmaceutical Industries Ltd.	17,185	954,970
#*	Teladoc Health, Inc.	20,701	3,096,663
	Teleflex, Inc.	4,431	1,581,601
*	Tenet Healthcare Corp.	35,047	2,511,468
	Thermo Fisher Scientific, Inc.	17,196	10,886,272
*	Tivity Health, Inc.	15,686	392,464
*	TransMedics Group, Inc.	7,864	215,710
*	Travere Therapeutics, Inc.	22,585	650,674
#*	Triple-S Management Corp., Class B	23,718	837,008
*	Twist Bioscience Corp.	6,024	715,651
	U.S. Physical Therapy, Inc.	9,527	1,027,582
*	Ultragenyx Pharmaceutical, Inc.	7,541	632,841
*	United Therapeutics Corp.	36,283	6,921,345
	UnitedHealth Group, Inc.	56,229	25,891,768
	Universal Health Services, Inc., Class B	54,414	6,752,777
	Utah Medical Products, Inc.	3,795	367,470

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Vanda Pharmaceuticals, Inc.	18,829	$322,352
#*	Varex Imaging Corp.	33,204	891,527
*	Verastem, Inc.	9,291	24,157
#*	Vericel Corp.	3,500	161,070
*	Vertex Pharmaceuticals, Inc.	11,459	2,119,113
	Viatris, Inc.	302,045	4,032,301
*	ViewRay, Inc.	65,032	475,384
#*	Viking Therapeutics, Inc.	8,393	48,847
*	Vir Biotechnology, Inc.	1,109	41,843
*	Vocera Communications, Inc.	15,428	872,916
*	Waters Corp.	5,244	1,927,432
	West Pharmaceutical Services, Inc.	7,074	3,040,971
	XBiotech, Inc.	1,910	28,001
#*	Xencor, Inc.	35,976	1,423,211
#*	Y-mAbs Therapeutics, Inc.	12,456	305,919
	Zimmer Biomet Holdings, Inc.	25,363	3,629,953
#*	Zogenix, Inc.	30,421	466,354
#*	Zynerba Pharmaceuticals, Inc.	6,156	23,577

TOTAL HEALTH CARE			539,549,211

INDUSTRIALS — (17.1%)
	3M Co.	18,089	3,232,143
	AAON, Inc.	31,879	2,284,130
*	AAR Corp.	35,012	1,238,374
	ABM Industries, Inc.	84,006	3,697,104
#*	Acacia Research Corp.	23,539	134,878
	ACCO Brands Corp.	117,212	969,343
	Acme United Corp.	1,921	71,077
	Acuity Brands, Inc.	35,118	7,214,291
#	ADT, Inc.	288,629	2,410,052
	Advanced Drainage Systems, Inc.	37,761	4,259,441
*	AECOM	107,881	7,375,824
#	Aerojet Rocketdyne Holdings, Inc.	33,883	1,491,191
*	AeroVironment, Inc.	16,292	1,451,780
	AGCO Corp.	39,893	4,875,324
	Air Lease Corp.	132,982	5,325,929
*	Air Transport Services Group, Inc.	50,272	1,251,270
#*	Akerna Corp.	17,200	45,924
	Alamo Group, Inc.	11,635	1,759,212
*	Alaska Air Group, Inc.	56,002	2,956,906
	Albany International Corp., Class A	27,180	2,192,067
*	Allegiant Travel Co.	12,311	2,157,749
	Allegion PLC	10,433	1,338,554
	Allied Motion Technologies, Inc.	23,454	824,408
	Allison Transmission Holdings, Inc.	58,512	1,951,960
#*	Alpha Pro Tech Ltd.	2,600	15,652
	Altra Industrial Motion Corp.	28,181	1,469,639
	AMERCO	16,957	12,497,139
#*	Ameresco, Inc., Class A	28,826	2,367,479
*	American Airlines Group, Inc.	46,463	892,090
#*	American Superconductor Corp.	2,072	38,083
*	American Woodmark Corp.	13,807	949,093
	AMETEK, Inc.	30,189	3,997,024
	AO Smith Corp.	49,586	3,623,249
*	API Group Corp.	51,211	1,115,376
	Apogee Enterprises, Inc.	22,486	942,838
	Applied Industrial Technologies, Inc.	30,817	3,004,041
#	ArcBest Corp.	27,286	2,451,647
	Arcosa, Inc.	40,664	2,103,549

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Argan, Inc.	18,178	$750,024
*	Armstrong Flooring, Inc.	19,022	54,022
	Armstrong World Industries, Inc.	27,329	2,887,309
*	ASGN, Inc.	60,816	7,277,243
	Astec Industries, Inc.	24,868	1,327,454
*	Astronics Corp.	13,897	179,271
#*	Astronics Corp., Class B	13,763	175,409
*	Atkore, Inc.	44,248	4,182,763
*	Atlas Air Worldwide Holdings, Inc.	28,276	2,293,749
#*	Avis Budget Group, Inc.	32,404	5,615,937
*	Axon Enterprise, Inc.	7,691	1,384,072
*	AZEK Co., Inc.	16,091	590,379
	AZZ, Inc.	23,885	1,269,010
	Barnes Group, Inc.	45,004	1,887,468
	Barrett Business Services, Inc.	5,321	436,322
*	Beacon Roofing Supply, Inc.	66,745	3,528,808
	BGSF, Inc.	3,024	36,379
*	Blue Bird Corp.	590	11,570
*	BlueLinx Holdings, Inc.	5,116	243,675
	Boise Cascade Co.	43,747	2,476,955
	Booz Allen Hamilton Holding Corp., Class A	33,485	2,908,507
	Brady Corp., Class A	44,173	2,300,972
*	BrightView Holdings, Inc.	3,230	51,228
	Brink’s Co.	18,815	1,295,977
*	Builders FirstSource, Inc.	198,153	11,546,375
	BWX Technologies, Inc.	55,793	3,165,695
*	CACI International, Inc., Class A	20,394	5,866,130
	CAI International, Inc.	18,622	1,041,528
	Carlisle Cos., Inc.	29,481	6,571,905
	Carrier Global Corp.	77,946	4,071,120
*	Casella Waste Systems, Inc., Class A	33,003	2,862,020
	Caterpillar, Inc.	33,133	6,759,463
*	CBIZ, Inc.	56,917	2,089,423
*	CECO Environmental Corp.	33,179	228,272
#	CH Robinson Worldwide, Inc.	27,723	2,688,854
*	Chart Industries, Inc.	19,902	3,533,003
	Chicago Rivet & Machine Co.	855	23,000
*	Cimpress PLC	8,368	747,430
	Cintas Corp.	11,210	4,855,051
#*	CIRCOR International, Inc.	21,268	606,989
#*	Clarivate PLC	35,712	837,446
*	Clean Harbors, Inc.	60,544	6,813,622
*	Colfax Corp.	112,519	5,808,231
	Columbus McKinnon Corp.	21,255	1,004,724
	Comfort Systems USA, Inc.	38,811	3,550,042
*	Commercial Vehicle Group, Inc.	5,644	56,666
	CompX International, Inc.	2,522	54,475
#*	Construction Partners, Inc., Class A	7,034	250,481
#*	Copa Holdings SA, Class A	23,297	1,723,046
*	Copart, Inc.	25,142	3,904,301
*	Cornerstone Building Brands, Inc.	12,206	174,668
	Costamare, Inc.	90,777	1,217,320
*	CoStar Group, Inc.	19,470	1,675,393
	Covanta Holding Corp.	55,630	1,122,613
*	Covenant Logistics Group, Inc.	10,927	310,327
*	CPI Aerostructures, Inc.	7,398	22,194
	CRA International, Inc.	12,547	1,377,912
	Crane Co.	31,638	3,267,573
#	CSW Industrials, Inc.	16,758	2,322,994

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CSX Corp.	192,948	$6,978,929
	Cummins, Inc.	19,861	4,763,462
	Curtiss-Wright Corp.	32,696	4,174,625
#*	Daseke, Inc.	12,863	121,555
	Deere & Co.	19,944	6,827,031
*	Delta Air Lines, Inc.	20,897	817,700
#	Deluxe Corp.	35,546	1,267,926
*	DLH Holdings Corp.	3,701	56,329
	Donaldson Co., Inc.	56,205	3,372,862
	Douglas Dynamics, Inc.	38,123	1,612,603
	Dover Corp.	19,958	3,374,499
*	Ducommun, Inc.	10,974	531,032
*	DXP Enterprises, Inc.	15,152	499,410
*	Dycom Industries, Inc.	31,668	2,515,073
#	Eastern Co.	5,972	143,507
	Eaton Corp. PLC	31,205	5,141,336
*	Echo Global Logistics, Inc.	22,459	1,083,198
	EMCOR Group, Inc.	57,613	6,999,403
	Emerson Electric Co.	31,243	3,030,883
	Encore Wire Corp.	18,399	2,466,570
*	Energy Recovery, Inc.	24,223	492,211
	Enerpac Tool Group Corp.	54,226	1,132,781
	EnerSys	35,677	2,855,587
#	Eneti, Inc.	8,705	123,350
	Ennis, Inc.	24,744	468,651
	EnPro Industries, Inc.	24,193	2,169,144
	Equifax, Inc.	7,143	1,981,682
	ESCO Technologies, Inc.	24,130	2,040,433
	Espey Manufacturing & Electronics Corp.	3,027	45,799
*	EVI Industries, Inc.	1,100	34,650
*	Evoqua Water Technologies Corp.	57,972	2,424,969
*	ExOne Co.	15,009	345,507
	Expeditors International of Washington, Inc.	13,129	1,618,281
	Exponent, Inc.	28,204	3,237,819
	Fastenal Co.	45,796	2,614,036
	Federal Signal Corp.	61,545	2,634,741
	FedEx Corp.	24,567	5,786,266
	Flowserve Corp.	47,677	1,602,901
#*	Fluor Corp.	62,332	1,211,734
*	Forrester Research, Inc.	15,901	846,728
	Fortive Corp.	16,021	1,212,950
	Fortune Brands Home & Security, Inc.	39,670	4,022,538
	Forward Air Corp.	28,548	2,870,787
*	Franklin Covey Co.	22,877	966,553
	Franklin Electric Co., Inc.	43,390	3,748,028
*	FTI Consulting, Inc.	28,901	4,159,432
#*	FuelCell Energy, Inc.	103,901	830,169
*	Gates Industrial Corp. PLC	14,605	240,106
	GATX Corp.	33,088	3,138,397
	Genco Shipping & Trading Ltd.	3,414	58,618
*	Gencor Industries, Inc.	12,690	141,620
*	Generac Holdings, Inc.	11,526	5,746,403
	General Dynamics Corp.	19,237	3,900,302
	General Electric Co.	27,241	2,856,764
*	Gibraltar Industries, Inc.	30,430	1,982,819
	Global Industrial Co.	34,554	1,402,201
*	GMS, Inc.	38,466	1,905,221
	Gorman-Rupp Co.	32,981	1,402,352
	Graco, Inc.	32,541	2,446,432

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	GrafTech International Ltd.	18,104	$193,713
	Graham Corp.	10,619	134,967
#	Granite Construction, Inc.	39,159	1,453,582
*	Great Lakes Dredge & Dock Corp.	83,978	1,278,145
	Greenbrier Cos., Inc.	27,955	1,146,714
	Griffon Corp.	49,908	1,322,063
*	GXO Logistics, Inc.	23,874	2,120,011
	H&E Equipment Services, Inc.	46,830	2,111,096
*	Harsco Corp.	40,038	684,650
*	Hawaiian Holdings, Inc.	45,463	879,709
	Healthcare Services Group, Inc.	17,321	332,390
	Heartland Express, Inc.	84,964	1,387,462
	HEICO Corp.	5,467	762,045
	HEICO Corp., Class A	8,102	1,018,259
	Heidrick & Struggles International, Inc.	21,913	1,027,281
	Helios Technologies, Inc.	31,722	2,888,288
	Herc Holdings, Inc.	27,075	4,928,733
*	Heritage-Crystal Clean, Inc.	21,338	739,788
	Herman Miller, Inc.	63,500	2,471,420
*	Hexcel Corp.	42,016	2,383,988
*	Hill International, Inc.	54,863	111,921
	Hillenbrand, Inc.	40,968	1,862,405
	HNI Corp.	35,814	1,339,444
	Honeywell International, Inc.	22,922	5,011,208
	Howmet Aerospace, Inc.	52,078	1,546,196
*	Hub Group, Inc., Class A	29,119	2,287,880
	Hubbell, Inc.	25,492	5,082,340
*	Hudson Global, Inc.	5,895	98,447
	Huntington Ingalls Industries, Inc.	17,682	3,584,672
	Hurco Cos., Inc.	12,670	411,142
*	Huron Consulting Group, Inc.	21,033	1,055,015
	Hyster-Yale Materials Handling, Inc.	15,011	721,128
*	IAA, Inc.	19,724	1,176,537
	ICF International, Inc.	19,317	1,941,165
	IDEX Corp.	11,076	2,465,185
*	IES Holdings, Inc.	17,706	882,644
*	Infrastructure & Energy Alternatives, Inc.	4,065	45,000
*	Ingersoll Rand, Inc.	76,934	4,135,972
	Innovative Solutions & Support, Inc.	14,202	96,006
	Insperity, Inc.	12,726	1,590,750
	Insteel Industries, Inc.	24,067	978,805
	Interface, Inc.	51,995	746,648
	ITT, Inc.	57,568	5,415,422
	Jacobs Engineering Group, Inc.	15,713	2,206,419
	JB Hunt Transport Services, Inc.	18,022	3,553,758
*	JELD-WEN Holding, Inc.	87,621	2,401,692
*	JetBlue Airways Corp.	275,177	3,860,733
	John Bean Technologies Corp.	14,925	2,205,169
	Johnson Controls International PLC	85,623	6,282,160
	Kadant, Inc.	11,594	2,575,259
	Kaman Corp.	25,148	900,047
	Kansas City Southern	15,830	4,911,257
*	KAR Auction Services, Inc.	65,443	960,049
	KBR, Inc.	180,282	7,651,168
	Kelly Services, Inc., Class A	33,203	598,650
	Kennametal, Inc.	73,646	2,927,428
	Kforce, Inc.	37,569	2,432,968
	Kimball International, Inc., Class B	51,132	555,805
*	Kirby Corp.	50,715	2,657,973

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Knight-Swift Transportation Holdings, Inc.	138,261	$7,838,016
	Korn Ferry	47,339	3,655,044
*	Kratos Defense & Security Solutions, Inc.	81,987	1,753,702
	L3Harris Technologies, Inc.	23,895	5,508,753
	Landstar System, Inc.	18,565	3,263,913
*	Lawson Products, Inc.	12,319	624,573
*	LB Foster Co., Class A	9,119	145,266
	Leidos Holdings, Inc.	29,025	2,901,919
	Lennox International, Inc.	5,215	1,560,745
*	Limbach Holdings, Inc.	7,103	49,934
	Lincoln Electric Holdings, Inc.	24,530	3,493,072
	Lindsay Corp.	9,330	1,359,101
*	LS Starrett Co., Class A	5,375	54,288
	LSI Industries, Inc.	25,235	187,748
*	Lyft, Inc., Class A	4,686	214,947
	Macquarie Infrastructure Holdings LLC	46,903	173,072
*	Manitex International, Inc.	17,056	110,352
*	Manitowoc Co., Inc.	29,316	628,242
	ManpowerGroup, Inc.	54,330	5,250,994
	ManTech International Corp., Class A	27,777	2,394,933
	Marten Transport Ltd.	90,946	1,512,432
	Masco Corp.	28,418	1,862,800
*	Masonite International Corp.	25,598	3,072,016
#*	MasTec, Inc.	79,357	7,073,089
*	Mastech Digital, Inc.	1,982	36,746
*	Matrix Service Co.	19,802	202,574
	Matson, Inc.	44,826	3,733,109
	Matthews International Corp., Class A	31,613	1,086,539
	Maxar Technologies, Inc.	41,544	1,102,993
	McGrath RentCorp.	31,219	2,252,139
*	Mercury Systems, Inc.	30,497	1,571,815
*	Meritor, Inc.	62,978	1,532,885
*	Mesa Air Group, Inc.	22,450	169,273
*	Middleby Corp.	10,556	1,925,837
	Miller Industries, Inc.	11,666	421,609
*	Mistras Group, Inc.	24,721	242,760
	Moog, Inc., Class A	25,777	1,946,937
*	MRC Global, Inc.	73,670	611,461
	MSA Safety, Inc.	14,013	2,144,409
	MSC Industrial Direct Co., Inc., Class A	24,221	2,036,259
	Mueller Industries, Inc.	57,072	3,004,270
	Mueller Water Products, Inc., Class A	152,949	2,509,893
*	MYR Group, Inc.	19,225	1,963,834
	National Presto Industries, Inc.	6,460	537,149
	Nielsen Holdings PLC	134,090	2,715,322
	NL Industries, Inc.	34,694	200,184
*	NN, Inc.	58,480	291,815
	Nordson Corp.	10,164	2,583,790
	Norfolk Southern Corp.	26,648	7,809,196
	Northrop Grumman Corp.	11,034	3,941,565
*	Northwest Pipe Co.	9,135	217,048
*	NOW, Inc.	100,867	728,260
*	NV5 Global, Inc.	9,540	993,400
	nVent Electric PLC	84,713	3,003,076
	Old Dominion Freight Line, Inc.	15,489	5,287,170
#	Omega Flex, Inc.	4,638	671,397
*	Orion Group Holdings, Inc.	32,630	145,204
	Oshkosh Corp.	58,529	6,262,603
	Otis Worldwide Corp.	27,948	2,244,504

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	95,238	$8,896,182
*	P&F Industries, Inc., Class A	2,014	13,172
	PACCAR, Inc.	120,890	10,834,162
*	PAM Transportation Services, Inc.	15,140	935,955
	Pangaea Logistics Solutions Ltd.	21,529	97,311
	Park Aerospace Corp.	20,075	262,782
	Parker-Hannifin Corp.	17,246	5,114,991
	Park-Ohio Holdings Corp.	9,177	214,008
*	Parsons Corp.	26,168	906,460
	Patriot Transportation Holding, Inc.	2,586	39,643
	Pentair PLC	72,189	5,339,820
*	Perma-Fix Environmental Services, Inc.	2,877	20,714
*	Perma-Pipe International Holdings, Inc.	5,730	48,992
*	PGT Innovations, Inc.	55,173	1,177,944
	Pitney Bowes, Inc.	60,327	418,669
#*	Plug Power, Inc.	22,272	852,349
#	Powell Industries, Inc.	19,632	507,684
	Preformed Line Products Co.	3,704	257,058
	Primoris Services Corp.	51,587	1,390,270
*	Proto Labs, Inc.	10,838	648,221
*	Quad/Graphics, Inc.	63,155	248,831
	Quanex Building Products Corp.	37,808	783,382
	Quanta Services, Inc.	39,484	4,788,620
*	Radiant Logistics, Inc.	42,567	286,476
*	Raven Industries, Inc.	14,077	813,932
	Raytheon Technologies Corp.	115,471	10,260,753
#*	RBC Bearings, Inc.	15,134	3,540,297
*	RCM Technologies, Inc.	3,727	22,250
	Regal Beloit Corp.	72,377	11,025,188
	Republic Services, Inc.	35,508	4,779,377
*	Resideo Technologies, Inc.	74,219	1,830,241
	Resources Connection, Inc.	28,110	489,395
	REV Group, Inc.	53,904	814,489
	Robert Half International, Inc.	28,346	3,205,082
	Rockwell Automation, Inc.	1,280	408,832
	Rollins, Inc.	26,392	929,790
	Roper Technologies, Inc.	5,710	2,785,738
	Rush Enterprises, Inc., Class A	45,034	2,345,371
	Rush Enterprises, Inc., Class B	11,409	589,959
	Ryder System, Inc.	45,181	3,838,126
*	Saia, Inc.	21,802	6,816,177
	Schneider National, Inc., Class B	71,340	1,779,220
#	Science Applications International Corp.	28,065	2,519,676
*	Sensata Technologies Holding PLC	61,847	3,407,770
*	Servotronics, Inc.	1,499	16,954
	Shyft Group, Inc.	40,685	1,676,629
*	SIFCO Industries, Inc.	4,888	37,491
	Simpson Manufacturing Co., Inc.	49,294	5,229,600
*	SiteOne Landscape Supply, Inc.	14,317	3,363,922
*	SkyWest, Inc.	43,889	1,888,544
	Snap-on, Inc.	29,072	5,908,303
*	Southwest Airlines Co.	70,562	3,336,171
*	SP Plus Corp.	30,383	979,852
	Spirit AeroSystems Holdings, Inc., Class A	24,712	1,020,358
#*	Spirit Airlines, Inc.	80,700	1,763,295
*	SPX Corp.	43,739	2,540,799
	SPX FLOW, Inc.	48,597	3,630,682
	Standex International Corp.	13,043	1,451,295
	Stanley Black & Decker, Inc.	20,258	3,640,970

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Steelcase, Inc., Class A	75,114	$893,857
*	Stericycle, Inc.	66,459	4,447,436
*	Sterling Construction Co., Inc.	22,988	552,632
#*	Sunrun, Inc.	150,841	8,700,509
*	Team, Inc.	26,136	63,249
	Tecnoglass, Inc.	10,263	296,395
	Tennant Co.	18,934	1,504,496
	Terex Corp.	58,736	2,631,373
	Tetra Tech, Inc.	18,531	3,255,155
*	Textainer Group Holdings Ltd.	41,930	1,647,430
	Textron, Inc.	127,421	9,410,041
*	Thermon Group Holdings, Inc.	29,002	501,155
	Timken Co.	79,996	5,675,716
*	Titan International, Inc.	80,234	579,289
*	Titan Machinery, Inc.	21,056	598,412
	Toro Co.	22,800	2,176,716
#*	TPI Composites, Inc.	23,513	790,742
	Trane Technologies PLC	18,935	3,425,910
*	Transcat, Inc.	7,856	588,257
*	TransDigm Group, Inc.	3,542	2,209,570
	TransUnion	12,705	1,464,759
#*	Trex Co., Inc.	32,072	3,412,461
*	TriNet Group, Inc.	36,884	3,734,505
#	Trinity Industries, Inc.	101,146	2,837,145
	Triton International Ltd.	59,424	3,695,579
*	TrueBlue, Inc.	52,160	1,452,656
*	Tutor Perini Corp.	72,568	988,376
*	Twin Disc, Inc.	11,509	156,292
*	U.S. Ecology, Inc.	27,263	877,596
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	27,585
*	Uber Technologies, Inc.	9,601	420,716
	UFP Industries, Inc.	68,945	5,641,769
*	Ultralife Corp.	19,266	120,605
	UniFirst Corp.	17,486	3,461,529
	Union Pacific Corp.	36,443	8,797,340
*	United Airlines Holdings, Inc.	38,595	1,780,773
*	United Rentals, Inc.	22,981	8,712,327
*	Univar Solutions, Inc.	57,181	1,462,690
	Universal Logistics Holdings, Inc.	26,011	548,312
*	Upwork, Inc.	14,339	675,654
*	USA Truck, Inc.	9,332	179,828
	Valmont Industries, Inc.	13,308	3,180,080
*	Vectrus, Inc.	12,884	623,972
	Verisk Analytics, Inc., Class A	9,491	1,995,673
*	Veritiv Corp.	14,939	1,602,507
*	Viad Corp.	15,387	682,721
*	Vicor Corp.	10,138	1,536,819
*	Vidler Water Resouces, Inc.	15,002	185,425
*	Virco Mfg. Corp.	18,900	62,748
#*	Volt Information Sciences, Inc.	34,356	112,688
#	VSE Corp.	8,785	488,007
	Wabash National Corp.	63,600	987,708
	Waste Management, Inc.	23,011	3,687,053
	Watsco, Inc.	8,391	2,429,866
#	Watsco, Inc., Class B	1,205	348,745
	Watts Water Technologies, Inc., Class A	25,609	4,866,222
*	Welbilt, Inc.	40,520	958,703
	Werner Enterprises, Inc.	69,250	3,138,410
*	WESCO International, Inc.	56,465	7,315,605

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Westinghouse Air Brake Technologies Corp.	61,072	$5,541,063
#*	Willdan Group, Inc.	7,789	260,386
*	Willis Lease Finance Corp.	7,583	307,187
*	WillScot Mobile Mini Holdings Corp.	183,046	6,360,848
	Woodward, Inc.	34,050	3,845,947
	WW Grainger, Inc.	4,935	2,285,448
*	XPO Logistics, Inc.	23,874	2,048,389
	Xylem, Inc.	16,126	2,105,894
*	Yellow Corp.	2,010	17,588
	Zurn Water Solutions Corp.	112,414	4,078,380

TOTAL INDUSTRIALS			907,335,404

INFORMATION TECHNOLOGY — (11.3%)
*	3D Systems Corp.	90,644	2,552,535
*	A10 Networks, Inc.	32,306	603,799
	Accenture PLC, Class A	10,298	3,694,819
*	ACI Worldwide, Inc.	93,853	2,879,410
#*	ACM Research, Inc., Class A	6,138	651,671
#*	ADDvantage Technologies Group, Inc.	4,916	10,963
	ADTRAN, Inc.	64,641	1,194,566
	Advanced Energy Industries, Inc.	33,364	3,063,482
*	Agilysys, Inc.	22,325	1,065,349
*	Akamai Technologies, Inc.	19,447	2,050,881
*	Alarm.com Holdings, Inc.	13,875	1,169,107
*	Alithya Group, Inc., Class A	10,105	27,890
	Alliance Data Systems Corp.	21,942	1,870,555
*	Alpha & Omega Semiconductor Ltd.	28,159	975,709
#*	Altair Engineering, Inc., Class A	4,241	329,907
*	Ambarella, Inc.	18,990	3,528,912
	Amdocs Ltd.	33,830	2,633,327
	American Software, Inc., Class A	29,205	844,901
	Amkor Technology, Inc.	322,291	7,064,619
	Amphenol Corp., Class A	30,538	2,344,402
*	Amtech Systems, Inc.	11,930	179,189
	Analog Devices, Inc.	31,756	5,509,348
*	Anaplan, Inc.	2,976	194,065
*	ANSYS, Inc.	7,175	2,723,486
#*	Appfolio, Inc., Class A	3,102	408,502
#*	Appian Corp.	806	80,124
	Applied Materials, Inc.	21,561	2,946,311
*	Applied Optoelectronics, Inc.	775	5,929
*	Arista Networks, Inc.	8,033	3,291,040
*	Arlo Technologies, Inc.	71,690	494,661
*	Arrow Electronics, Inc.	71,465	8,272,074
*	Asana, Inc., Class A	1,402	190,392
*	Aspen Technology, Inc.	12,431	1,947,813
*	AstroNova, Inc.	7,311	120,631
*	Asure Software, Inc.	15,001	144,910
*	Avalara, Inc.	1,852	332,693
#*	Avaya Holdings Corp.	86,083	1,602,865
*	Aviat Networks, Inc.	11,588	331,417
*	Avid Technology, Inc.	14,234	407,662
	Avnet, Inc.	82,723	3,152,574
*	Aware, Inc.	18,258	64,268
*	Axcelis Technologies, Inc.	27,421	1,506,236
*	AXT, Inc.	56,792	463,991
	Badger Meter, Inc.	26,344	2,693,674
	Bel Fuse, Inc., Class A	2,276	33,947
	Bel Fuse, Inc., Class B	9,131	127,104

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Belden, Inc.	36,035	$2,169,667
	Benchmark Electronics, Inc.	31,438	732,820
*	Bill.Com Holdings, Inc.	1,158	340,811
	BK Technologies Corp.	7,687	22,677
*	Black Knight, Inc.	20,752	1,454,923
*	Blackbaud, Inc.	21,312	1,513,365
#*	Blackline, Inc.	3,000	380,610
*	BM Technologies, Inc.	3,884	34,723
*	Bottomline Technologies De, Inc.	16,732	774,692
*	Box, Inc., Class A	31,556	815,091
#*	Brightcove, Inc.	525	5,208
	Broadcom, Inc.	14,530	7,725,165
	Broadridge Financial Solutions, Inc.	16,852	3,006,565
	Brooks Automation, Inc.	45,323	5,277,863
#*	BSQUARE Corp.	3,661	8,164
*	Cadence Design Systems, Inc.	18,131	3,138,657
*	CalAmp Corp.	24,744	238,037
*	Calix, Inc.	48,818	3,055,519
*	Cambium Networks Corp.	17,591	496,418
	Cass Information Systems, Inc.	11,182	458,350
	CDK Global, Inc.	43,651	1,899,692
	CDW Corp.	11,123	2,076,108
#*	Cerence, Inc.	22,748	2,391,497
*	Ceridian HCM Holding, Inc.	7,367	922,717
*	CEVA, Inc.	15,224	694,367
*	ChannelAdvisor Corp.	3,913	99,821
*	Ciena Corp.	94,198	5,114,009
*	Cirrus Logic, Inc.	52,021	4,203,817
	Cisco Systems, Inc.	233,276	13,056,458
	Citrix Systems, Inc.	5,693	539,298
*	Clearfield, Inc.	11,060	624,779
*	ClearOne, Inc.	2,766	4,370
	CMC Materials, Inc.	19,500	2,503,215
	Cognex Corp.	10,076	882,557
	Cognizant Technology Solutions Corp., Class A	32,673	2,551,435
*	Cognyte Software Ltd.	48,140	958,467
*	Coherent, Inc.	6,923	1,761,211
*	Cohu, Inc.	54,502	1,746,244
*	CommScope Holding Co., Inc.	112,676	1,206,760
#	Communications Systems, Inc.	9,942	37,780
*	CommVault Systems, Inc.	14,829	911,983
*	Computer Task Group, Inc.	17,123	132,874
	Comtech Telecommunications Corp.	38,525	830,984
	Concentrix Corp.	54,764	9,730,467
*	Conduent, Inc.	186,186	1,256,755
*	Consensus Cloud Solutions, Inc.	10,746	680,544
	Corning, Inc.	147,666	5,252,480
*	Coupa Software, Inc.	444	101,099
	CSG Systems International, Inc.	30,259	1,514,463
*	CSP, Inc.	2,269	19,332
	CTS Corp.	32,535	1,158,897
*	CyberOptics Corp.	7,973	332,952
*	Daktronics, Inc.	37,887	210,273
*	Data I/O Corp.	3,826	20,737
*	Digi International, Inc.	29,420	634,001
*	Diodes, Inc.	42,123	4,047,599
	Dolby Laboratories, Inc., Class A	31,414	2,775,427
*	Dropbox, Inc., Class A	36,053	1,099,256
*	DSP Group, Inc.	22,069	484,856

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	DXC Technology Co.	160,142	$5,215,825
*	Dynatrace, Inc.	5,949	446,175
*	DZS, Inc.	15,843	172,689
#	Ebix, Inc.	32,434	1,064,160
*	Elastic NV	1,826	316,829
*	EMCORE Corp.	28,502	213,195
*	Enphase Energy, Inc.	6,057	1,402,983
	Entegris, Inc.	20,577	2,896,830
*	Envestnet, Inc.	15,229	1,271,621
*	EPAM Systems, Inc.	4,374	2,944,752
*	ePlus, Inc.	11,605	1,283,165
*	Euronet Worldwide, Inc.	17,291	1,939,877
	EVERTEC, Inc.	49,972	2,259,234
*	Evo Payments, Inc., Class A	17,900	388,072
*	ExlService Holdings, Inc.	26,413	3,239,026
*	Extreme Networks, Inc.	51,584	507,071
*	F5 Networks, Inc.	12,726	2,687,095
*	Fabrinet	34,607	3,322,272
*	Fair Isaac Corp.	3,721	1,481,702
*	FARO Technologies, Inc.	17,054	1,254,663
	Fidelity National Information Services, Inc.	40,739	4,511,437
#*	First Solar, Inc.	83,806	10,022,360
*	Fiserv, Inc.	33,526	3,301,976
*	Five9, Inc.	1,032	163,066
*	FleetCor Technologies, Inc.	8,593	2,125,994
*	Flex Ltd.	343,364	5,802,852
*	FormFactor, Inc.	71,695	2,852,027
*	Fortinet, Inc.	5,474	1,841,125
*	Frequency Electronics, Inc.	8,185	81,768
*	Gartner, Inc.	10,055	3,337,355
*	Genasys, Inc.	5,386	27,361
	Genpact Ltd.	71,848	3,545,699
	Global Payments, Inc.	23,338	3,337,101
*	Globant SA	6,616	2,111,761
*	GreenSky, Inc., Class A	18,573	227,334
*	Grid Dynamics Holdings, Inc.	7,988	229,655
#*	GSI Technology, Inc.	26,474	137,400
*	Guidewire Software, Inc.	4,803	603,881
	Hackett Group, Inc.	37,982	802,939
#*	Harmonic, Inc.	97,724	886,357
	Hewlett Packard Enterprise Co.	475,200	6,961,680
	HP, Inc.	107,275	3,253,651
*	HubSpot, Inc.	884	716,243
*	Ichor Holdings Ltd.	23,898	1,044,821
#*	II-VI, Inc.	21,391	1,294,369
#*	Immersion Corp.	8,488	67,819
#*	Infinera Corp.	146,181	1,109,514
	Information Services Group, Inc.	22,614	184,304
*	Innodata, Inc.	20,391	216,552
*	Insight Enterprises, Inc.	29,949	2,836,170
	Intel Corp.	498,460	24,424,540
	InterDigital, Inc.	25,244	1,690,086
	International Business Machines Corp.	60,068	7,514,507
*	inTEST Corp.	8,305	91,936
*	Intevac, Inc.	20,071	93,732
*	IPG Photonics Corp.	9,972	1,585,648
*	Iteris, Inc.	13,000	69,680
*	Itron, Inc.	26,324	2,047,217
	Jabil, Inc.	155,324	9,313,227

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Jack Henry & Associates, Inc.	16,014	$2,666,011
#*	Jamf Holding Corp.	6,719	320,160
	Juniper Networks, Inc.	151,640	4,476,413
*	Key Tronic Corp.	10,062	64,900
*	Keysight Technologies, Inc.	25,763	4,637,855
*	Kimball Electronics, Inc.	21,065	605,619
	KLA Corp.	11,967	4,460,819
*	Knowles Corp.	77,451	1,614,079
	Kulicke & Soffa Industries, Inc.	54,974	3,133,518
*	KVH Industries, Inc.	28,137	288,686
	Lam Research Corp.	785	442,402
*	Lattice Semiconductor Corp.	26,976	1,873,213
*	LGL Group, Inc.	2,275	28,801
#*	Limelight Networks, Inc.	111,420	332,032
	Littelfuse, Inc.	11,638	3,427,973
*	LiveRamp Holdings, Inc.	53,705	2,873,755
#*	Lumentum Holdings, Inc.	35,588	2,938,857
#*	Luna Innovations, Inc.	15,206	148,106
*	MACOM Technology Solutions Holdings, Inc.	25,256	1,763,374
*	Magnachip Semiconductor Corp.	17,121	324,614
*	Mandiant, Inc.	56,645	987,889
*	Manhattan Associates, Inc.	15,634	2,838,196
	Marvell Technology, Inc.	72,050	4,935,425
	Maximus, Inc.	28,040	2,371,343
*	MaxLinear, Inc.	44,393	2,796,759
	Methode Electronics, Inc.	32,326	1,359,955
	Microchip Technology, Inc.	37,834	2,803,121
	Micron Technology, Inc.	142,434	9,842,189
	Microsoft Corp.	16,586	5,500,249
*	Mimecast Ltd.	13,748	1,037,149
#*	Mitek Systems, Inc.	11,273	212,271
	MKS Instruments, Inc.	27,718	4,159,086
#*	Model N, Inc.	9,982	323,517
*	Momentive Global, Inc.	29,536	676,965
*	MoneyGram International, Inc.	33,326	198,956
	Monolithic Power Systems, Inc.	3,143	1,651,521
	Motorola Solutions, Inc.	7,759	1,928,810
#*	N-Able, Inc.	32,799	436,227
#*	Napco Security Technologies, Inc.	18,220	873,831
	National Instruments Corp.	37,587	1,596,320
*	NCR Corp.	78,910	3,120,101
*	NeoPhotonics Corp.	44,265	447,962
	NetApp, Inc.	9,602	857,459
#*	NETGEAR, Inc.	26,375	760,391
*	NetScout Systems, Inc.	61,947	1,676,286
#*	NetSol Technologies, Inc.	4,255	19,233
	Network-1 Technologies, Inc.	6,962	19,563
*	New Relic, Inc.	10,589	859,403
*	nLight, Inc.	4,865	136,804
	NortonLifeLock, Inc.	52,425	1,334,216
*	Novanta, Inc.	20,373	3,515,565
*	Nuance Communications, Inc.	28,800	1,585,440
*	Nutanix, Inc., Class A	2,385	81,829
	NVE Corp.	3,647	247,887
	NXP Semiconductors NV	3,694	741,977
*	Okta, Inc.	1,162	287,223
*	ON Semiconductor Corp.	86,077	4,137,721
#*	OneSpan, Inc.	27,502	561,591
*	Onto Innovation, Inc.	49,456	3,917,410

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Optical Cable Corp.	6,626	$25,576
#*	OSI Systems, Inc.	14,973	1,394,136
#*	PagerDuty, Inc.	13,008	543,084
*	Palo Alto Networks, Inc.	855	435,272
#*	PAR Technology Corp.	13,939	875,648
	Paychex, Inc.	20,509	2,528,350
*	Paycom Software, Inc.	3,480	1,906,518
*	Paylocity Holding Corp.	4,147	1,265,416
*	PayPal Holdings, Inc.	10,461	2,433,124
	PC Connection, Inc.	30,727	1,414,978
	PC-Tel, Inc.	16,219	93,421
*	PDF Solutions, Inc.	39,463	928,564
#	Pegasystems, Inc.	4,700	557,984
*	Perficient, Inc.	35,688	4,411,037
*	PFSweb, Inc.	15,667	203,671
*	Photronics, Inc.	89,745	1,165,788
*	Ping Identity Holding Corp.	46,090	1,305,730
*	Pixelworks, Inc.	12,025	49,182
*	Plexus Corp.	25,292	2,208,497
	Power Integrations, Inc.	49,872	5,147,289
	Progress Software Corp.	40,738	2,094,341
*	PTC, Inc.	12,547	1,597,860
*	Pure Storage, Inc., Class A	46,108	1,238,461
*	Q2 Holdings, Inc.	5,625	441,337
	QAD, Inc., Class B	2,342	204,714
*	Qorvo, Inc.	17,211	2,895,407
*	Qualys, Inc.	13,938	1,735,002
*	Rambus, Inc.	105,706	2,459,779
*	RealNetworks, Inc.	50,529	81,352
*	RF Industries Ltd.	7,730	58,825
*	Ribbon Communications, Inc.	126,074	689,625
	Richardson Electronics Ltd.	12,056	131,531
*	RingCentral, Inc., Class A	338	82,398
*	Rogers Corp.	15,355	3,088,198
#*	Sailpoint Technologies Holdings, Inc.	13,995	671,480
*	salesforce.com, Inc.	19,686	5,899,697
*	Sanmina Corp.	55,177	2,082,932
	Sapiens International Corp. NV	7,470	260,927
*	ScanSource, Inc.	21,623	773,671
	Seagate Technology Holdings PLC	21,362	1,902,713
*	Semtech Corp.	35,522	3,020,436
*	Silicon Laboratories, Inc.	12,581	2,374,790
	Skyworks Solutions, Inc.	22,219	3,713,461
#*	SMART Global Holdings, Inc.	22,368	1,195,793
*	Smartsheet, Inc., Class A	3,836	264,722
*	SolarEdge Technologies, Inc.	2,905	1,030,345
#	SolarWinds Corp.	32,798	528,048
*	Splunk, Inc.	2,848	469,407
*	SPS Commerce, Inc.	10,938	1,670,561
	SS&C Technologies Holdings, Inc.	35,539	2,824,284
*	StarTek, Inc.	22,597	124,283
*	Stratasys Ltd.	55,206	1,741,197
*	Super Micro Computer, Inc.	27,353	968,023
	Switch, Inc., Class A	22,449	567,511
*	Synaptics, Inc.	36,492	7,100,248
#*	Synchronoss Technologies, Inc.	29,129	76,901
	SYNNEX Corp.	54,764	5,750,220
*	Synopsys, Inc.	8,209	2,735,075
	TE Connectivity Ltd.	21,960	3,206,160

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Teledyne Technologies, Inc.	9,986	$4,485,911
*	Teradata Corp.	58,701	3,320,129
	Teradyne, Inc.	19,994	2,763,971
*	TESSCO Technologies, Inc.	8,501	44,545
*	Trade Desk, Inc., Class A	9,780	732,620
*	TransAct Technologies, Inc.	8,099	114,358
*	Trimble, Inc.	39,026	3,409,702
	TTEC Holdings, Inc.	43,897	4,143,438
*	TTM Technologies, Inc.	91,307	1,208,905
#*	Turtle Beach Corp.	14,827	426,425
*	Twilio, Inc., Class A	1,622	472,586
*	Tyler Technologies, Inc.	2,256	1,225,504
#	Ubiquiti, Inc.	1,093	333,944
*	Ultra Clean Holdings, Inc.	33,177	1,644,584
*	Unisys Corp.	36,200	925,634
	Universal Display Corp.	5,611	1,027,935
*	Upland Software, Inc.	14,562	485,934
#*	Veeco Instruments, Inc.	42,137	1,023,508
#*	Verint Systems, Inc.	46,840	2,182,744
*	VeriSign, Inc.	7,426	1,653,547
#*	Verra Mobility Corp.	98,841	1,470,754
#*	Viasat, Inc.	47,995	2,864,822
*	Viavi Solutions, Inc.	208,452	3,210,161
	Vishay Intertechnology, Inc.	131,816	2,533,503
*	Vishay Precision Group, Inc.	12,986	442,693
#*	VMware, Inc., Class A	943	143,053
*	Vonage Holdings Corp.	144,927	2,336,223
	Vontier Corp.	59,654	2,018,095
	Wayside Technology Group, Inc.	4,672	124,228
*	Western Digital Corp.	92,149	4,818,471
	Western Union Co.	14,373	261,876
*	WEX, Inc.	8,860	1,326,342
*	Wireless Telecom Group, Inc.	6,719	14,110
#*	Wolfspeed, Inc.	19,971	2,398,717
	Xerox Holdings Corp.	126,184	2,246,075
	Xilinx, Inc.	22,883	4,118,940
	Xperi Holding Corp.	146,139	2,618,811
*	Zebra Technologies Corp., Class A	5,373	2,868,913
*	Zendesk, Inc.	1,720	175,096
*	Zix Corp.	11,061	93,687

TOTAL INFORMATION TECHNOLOGY			598,287,497

MATERIALS — (6.1%)
*	AdvanSix, Inc.	23,804	1,156,874
#*	AgroFresh Solutions, Inc.	1,882	3,820
	Air Products & Chemicals, Inc.	8,130	2,437,455
	Albemarle Corp.	13,641	3,416,661
	Alcoa Corp.	97,772	4,492,623
*	Allegheny Technologies, Inc.	107,690	1,733,809
*	Alpha Metallurgical Resources, Inc.	9,144	565,008
	Amcor PLC	209,218	2,525,261
*	American Biltrite, Inc.	22	4,521
	American Vanguard Corp.	44,049	686,283
*	Ampco-Pittsburgh Corp.	10,871	61,095
	AptarGroup, Inc.	34,460	4,162,079
*	Arconic Corp.	37,656	1,107,840
	Ashland Global Holdings, Inc.	51,002	4,896,702
	Avery Dennison Corp.	15,624	3,401,657
	Avient Corp.	83,288	4,487,557

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Axalta Coating Systems Ltd.	109,496	$3,415,180
	Balchem Corp.	25,088	3,840,722
	Ball Corp.	25,400	2,323,592
*	Berry Global Group, Inc.	61,972	4,061,645
	Cabot Corp.	47,034	2,509,264
	Carpenter Technology Corp.	40,717	1,257,341
	Celanese Corp., Class A	22,759	3,675,806
*	Century Aluminum Co.	85,701	1,132,110
	CF Industries Holdings, Inc.	58,752	3,337,114
	Chase Corp.	8,009	768,864
	Chemours Co.	116,970	3,277,499
*	Clearwater Paper Corp.	14,190	593,568
#*	Cleveland-Cliffs, Inc.	33,418	805,708
*	Coeur Mining, Inc.	211,209	1,336,953
	Commercial Metals Co.	95,274	3,065,917
	Compass Minerals International, Inc.	28,589	1,875,438
*	Core Molding Technologies, Inc.	11,901	130,911
	Corteva, Inc.	231,705	9,998,071
	Crown Holdings, Inc.	36,288	3,773,589
*	Domtar Corp.	45,326	2,474,346
	Dow, Inc.	110,214	6,168,678
	DuPont de Nemours, Inc.	66,861	4,653,526
	Eagle Materials, Inc.	26,397	3,916,259
	Eastman Chemical Co.	76,785	7,987,944
	Ecolab, Inc.	9,334	2,074,202
	Element Solutions, Inc.	246,475	5,597,447
*	Ferro Corp.	64,360	1,352,847
*	Ferroglobe PLC	16,130	106,942
»††	Ferroglobe Representation & Warranty Insurance Trust	71,368	0
*	Flotek Industries, Inc.	1,757	2,056
	FMC Corp.	22,392	2,037,896
	Fortitude Gold Corp.	17,074	115,932
	Freeport-McMoRan, Inc.	171,395	6,465,019
	Friedman Industries, Inc.	9,833	135,302
	FutureFuel Corp.	73,480	518,769
*	GCP Applied Technologies, Inc.	52,847	1,194,871
	Glatfelter Corp.	34,383	564,913
	Gold Resource Corp.	59,761	109,960
	Graphic Packaging Holding Co.	252,443	5,031,189
	Greif, Inc., Class A	30,282	1,958,640
	Greif, Inc., Class B	9,363	611,029
	Hawkins, Inc.	19,412	711,838
	Haynes International, Inc.	10,664	427,946
	HB Fuller Co.	44,273	3,121,689
	Hecla Mining Co.	538,529	3,112,698
	Huntsman Corp.	201,971	6,580,215
*	Ingevity Corp.	19,251	1,499,845
	Innospec, Inc.	23,208	2,102,877
	International Flavors & Fragrances, Inc.	36,778	5,422,916
	International Paper Co.	72,968	3,624,321
*	Intrepid Potash, Inc.	7,204	350,907
	Kaiser Aluminum Corp.	20,040	1,946,686
*	Koppers Holdings, Inc.	18,894	662,990
*	Kraton Corp.	34,682	1,583,233
	Kronos Worldwide, Inc.	59,063	769,591
	Linde PLC.	28,454	9,082,517
#*	Livent Corp.	51,804	1,461,909
	Louisiana-Pacific Corp.	90,734	5,346,955
	LyondellBasell Industries NV, Class A	38,434	3,567,444

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	6,388	$2,509,462
	Materion Corp.	19,349	1,396,611
	Mercer International, Inc.	55,417	596,841
	Minerals Technologies, Inc.	28,868	2,047,896
	Mosaic Co.	145,688	6,056,250
	Myers Industries, Inc.	42,892	882,717
	Neenah, Inc.	19,283	974,563
	NewMarket Corp.	3,889	1,322,299
	Newmont Corp.	78,234	4,224,636
#	Nexa Resources SA	6,034	50,987
	Northern Technologies International Corp.	7,510	114,528
	Nucor Corp.	120,380	13,440,427
*	O-I Glass, Inc.	152,791	1,993,923
	Olin Corp.	136,215	7,761,531
	Olympic Steel, Inc.	12,040	324,719
	Packaging Corp. of America	26,610	3,655,416
	PPG Industries, Inc.	17,778	2,854,614
#	Quaker Chemical Corp.	1,427	350,814
*	Rayonier Advanced Materials, Inc.	54,811	393,543
	Reliance Steel & Aluminum Co.	69,203	10,114,711
	Resolute Forest Products, Inc.	66,341	780,170
	Royal Gold, Inc.	9,767	967,128
	RPM International, Inc.	27,819	2,425,817
	Ryerson Holding Corp.	33,811	891,258
	Schnitzer Steel Industries, Inc., Class A	23,580	1,268,604
	Schweitzer-Mauduit International, Inc.	27,316	951,689
	Scotts Miracle-Gro Co.	10,869	1,613,612
	Sealed Air Corp.	20,895	1,239,491
	Sensient Technologies Corp.	31,409	3,002,700
	Silgan Holdings, Inc.	40,498	1,628,020
	Sonoco Products Co.	60,999	3,534,892
	Southern Copper Corp.	4,558	273,434
	Steel Dynamics, Inc.	198,011	13,084,567
	Stepan Co.	21,974	2,637,320
*	Summit Materials, Inc., Class A	99,144	3,534,484
	SunCoke Energy, Inc.	70,287	507,472
*	Sylvamo Corp.	6,633	186,785
*	Synalloy Corp.	8,848	99,982
#*	TimkenSteel Corp.	41,400	577,530
#*	Trecora Resources	24,654	191,808
	Tredegar Corp.	58,826	709,442
*	TriMas Corp.	44,003	1,467,500
	Trinseo PLC	36,973	2,072,706
	Tronox Holdings PLC, Class A	85,086	1,984,206
#	U.S. Steel Corp.	164,257	4,334,742
*	UFP Technologies, Inc.	6,172	381,985
	United States Lime & Minerals, Inc.	6,942	857,198
*	Universal Stainless & Alloy Products, Inc.	7,785	73,802
	Valvoline, Inc.	42,902	1,456,952
	Verso Corp., Class A	27,754	612,808
	Vulcan Materials Co.	15,682	2,981,462
	Warrior Met Coal, Inc.	42,685	1,023,159
	Westlake Chemical Corp.	72,184	7,026,391
	WestRock Co.	123,891	5,959,157
	Worthington Industries, Inc.	37,800	2,053,296

TOTAL MATERIALS			324,230,938

REAL ESTATE — (0.6%)
*	AMREP Corp.	6,528	91,523

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	CBRE Group, Inc., Class A	44,985	$4,682,039
*	CKX Lands, Inc.	465	5,457
#	CTO Realty Growth, Inc.	2,849	152,735
#*	Cushman & Wakefield PLC	76,826	1,412,830
#	eXp World Holdings, Inc.	18,149	936,488
*	Five Point Holdings LLC, Class A	11,936	87,849
*	Forestar Group, Inc.	11,719	229,341
*	FRP Holdings, Inc.	9,320	533,104
*	Howard Hughes Corp.	29,979	2,612,070
	Indus Realty Trust, Inc.	5,568	388,090
*	InterGroup Corp.	235	10,810
*	Jones Lang LaSalle, Inc.	37,266	9,623,199
	Kennedy-Wilson Holdings, Inc.	119,588	2,675,184
*	Marcus & Millichap, Inc.	29,588	1,393,595
*	Maui Land & Pineapple Co., Inc.	2,532	26,662
	Newmark Group, Inc., Class A	126,541	1,882,930
#*	Rafael Holdings, Inc., Class B	20,549	155,350
	RE/MAX Holdings, Inc., Class A	15,162	482,303
*	Realogy Holdings Corp.	93,579	1,620,788
#*	Redfin Corp.	13,604	698,429
	RMR Group, Inc., Class A	9,755	339,377
	St. Joe Co.	63,813	3,000,487
#*	Stratus Properties, Inc.	9,135	311,321
*	Tejon Ranch Co.	19,414	353,529

TOTAL REAL ESTATE			33,705,490

UTILITIES — (1.1%)
	AES Corp.	68,477	1,720,827
	ALLETE, Inc.	9,015	554,783
	Alliant Energy Corp.	106	5,996
	American States Water Co.	12,065	1,095,985
	Artesian Resources Corp., Class A	5,487	220,687
	Atlantica Sustainable Infrastructure PLC	31,600	1,243,460
	Atmos Energy Corp.	12,134	1,117,784
#	Avangrid, Inc.	9,028	475,776
	Avista Corp.	20,799	828,008
	Black Hills Corp.	8,173	542,524
	Brookfield Renewable Corp., Class A	18,351	759,915
	California Water Service Group	16,250	989,300
	CenterPoint Energy, Inc.	6,565	170,953
#	Chesapeake Utilities Corp.	7,116	932,694
	Clearway Energy, Inc., Class A	3,852	127,077
	Clearway Energy, Inc., Class C	14,450	512,686
	CMS Energy Corp.	17,300	1,044,055
	Consolidated Water Co. Ltd	12,933	143,686
	Essential Utilities, Inc.	18,470	869,383
	Evergy, Inc.	22,911	1,460,576
	Eversource Energy	15,733	1,335,732
#	Genie Energy Ltd., Class B	22,891	113,310
	Hawaiian Electric Industries, Inc.	20,043	812,944
	IDACORP, Inc.	5,746	599,423
	MDU Resources Group, Inc.	167,375	5,143,434
	MGE Energy, Inc.	14,329	1,087,428
#	Middlesex Water Co.	7,465	822,046
	National Fuel Gas Co.	11,930	685,140
	New Jersey Resources Corp.	80,193	3,032,097
	NiSource, Inc.	31,603	779,646
	Northwest Natural Holding Co.	10,249	462,127
	NorthWestern Corp.	16,697	949,391

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
NRG Energy, Inc.	95,060	$3,791,943
OGE Energy Corp.	16,299	555,307
ONE Gas, Inc.	7,311	492,030
# Ormat Technologies, Inc.	56,661	4,098,290
Otter Tail Corp.	18,309	1,135,341
Pinnacle West Capital Corp.	7,400	477,226
PNM Resources, Inc.	20,489	1,019,328
Portland General Electric Co.	15,008	740,044
* Pure Cycle Corp.	2,900	45,501
RGC Resources, Inc.	1,634	36,144
SJW Group	12,053	794,534
# South Jersey Industries, Inc.	31,150	708,974
Southwest Gas Holdings, Inc.	7,654	530,039
Spire, Inc.	7,217	452,939
#* Sunnova Energy International, Inc.	49,271	2,195,516
UGI Corp.	26,511	1,150,843
Unitil Corp.	8,110	338,593
# Via Renewables, Inc.	2,524	28,143
Vistra Corp.	277,420	5,434,658
WEC Energy Group, Inc.	6,451	580,977
York Water Co.	7,798	373,680

TOTAL UTILITIES		55,618,923

TOTAL COMMON STOCKS		5,142,708,327

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	14,980	425,432

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	4,960	541,533

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	29,528	927,179

TOTAL PREFERRED STOCKS		1,894,144

TOTAL INVESTMENT SECURITIES (Cost $2,406,526,960)		5,144,602,471

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.025%	39,328,337	39,328,337

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	11,581,360	133,996,337

TOTAL INVESTMENTS — (100.0%) (Cost $2,579,834,866)		$5,317,927,145

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

As of October 31, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	156	12/17/21	$35,003,658	$35,856,600	$852,942

Total Futures Contracts			$35,003,658	$35,856,600	$852,942

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$322,203,490	$41,394	$7,158	$322,252,042
Consumer Discretionary	623,478,608	36,225	2,279	623,517,112
Consumer Staples	244,882,565	64,176	—	244,946,741
Energy	315,606,117	—	—	315,606,117
Financials	1,177,586,892	71,960	—	1,177,658,852
Health Care	538,163,921	14,266	1,371,024	539,549,211
Industrials	906,986,659	348,745	—	907,335,404
Information Technology	598,287,497	—	—	598,287,497
Materials	324,230,938	—	—	324,230,938
Real Estate	33,705,490	—	—	33,705,490
Utilities	55,618,923	—	—	55,618,923
Preferred Stocks
Communication Services	425,432	—	—	425,432
Consumer Discretionary	541,533	—	—	541,533
Industrials	927,179	—	—	927,179
Temporary Cash Investments	39,328,337	—	—	39,328,337
Securities Lending Collateral	—	133,996,337	—	133,996,337
Futures Contracts**	852,942	—	—	852,942

TOTAL	$5,182,826,523	$134,573,103	$1,380,461^	$5,318,780,087

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
#»	4.000%, 06/15/23	14	$13,962

		Shares
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.5%)
*»††	Actua Corp.	41,860	0
#*	AMC Networks, Inc., Class A	212,218	8,444,154
*	Angi, Inc.	66,347	831,328
#*	Anterix, Inc.	92,679	5,940,724
	ATN International, Inc.	134,120	5,469,414
#*	AutoWeb, Inc.	5,261	16,572
#*	Ballantyne Strong, Inc.	55,973	168,479
#*	Bandwidth, Inc., Class A	7,138	608,729
*	Beasley Broadcast Group, Inc., Class A	68,349	160,620
#*	Boston Omaha Corp., Class A	39,169	1,388,541
#*	Cargurus, Inc.	437,018	14,657,584
*	Cars.com, Inc.	463,497	6,034,731
*	Chicken Soup For The Soul Entertainment, Inc.	4,260	83,283
#*	Cinemark Holdings, Inc.	275,007	5,170,132
#	Cogent Communications Holdings, Inc.	399,598	30,605,211
*	comScore, Inc.	80,047	312,984
*	Consolidated Communications Holdings, Inc.	290,520	2,149,848
*	Cumulus Media, Inc., Class A	16,283	202,235
*	Daily Journal Corp.	1,173	402,597
#	DallasNews Corp.	6,230	43,236
*	DHI Group, Inc.	268,956	1,264,093
*	Dolphin Entertainment, Inc.	30,487	343,284
*	EchoStar Corp., Class A	29,959	702,838
*	Emerald Holding, Inc.	52,794	213,816
*	Entercom Communications Corp.	505,769	1,633,634
	Entravision Communications Corp., Class A	656,608	5,233,166
	EW Scripps Co., Class A	536,261	9,974,455
#*	Fluent, Inc.	16,684	39,708
#*	fuboTV, Inc.	67,624	2,015,871
*	Gaia, Inc.	60,141	583,368
#*	Gannett Co., Inc.	830,776	4,818,501
	Gray Television, Inc.	696,491	16,325,749
#	Gray Television, Inc., Class A	18,215	407,834
*	Hemisphere Media Group, Inc.	111,197	1,228,727
#*	IDT Corp., Class B	269,950	13,057,481
*	iHeartMedia, Inc., Class A	109,284	2,117,924
*	IMAX Corp.	32,330	609,420
#*	Insignia Systems, Inc.	3,274	23,278
*	Iridium Communications, Inc.	696,920	28,260,106
#	John Wiley & Sons, Inc., Class A	289,758	15,696,191
*	Lee Enterprises, Inc.	1,857	38,904
*	Liberty Latin America Ltd., Class A	130,901	1,573,430
*	Liberty Latin America Ltd., Class C	457,752	5,506,757
#*	Liberty Media Corp.-Liberty Braves, Class A	56,820	1,736,987
*	Liberty Media Corp.-Liberty Braves, Class C	146,412	4,351,365
#*	Liberty TripAdvisor Holdings, Inc., Class A	22,017	68,032
#*	Lions Gate Entertainment Corp., Class A	394,134	5,104,035
*	Lions Gate Entertainment Corp., Class B	501,583	5,677,920

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Loral Space & Communications, Inc.	24,826	$1,236,831
#*	Marchex, Inc., Class B	81,442	267,130
#*	Marcus Corp.	82,585	1,533,603
»††	Media General, Inc.	298,450	16,833
*	Mediaco Holding, Inc., Class A	2,817	23,606
*	Meredith Corp.	257,056	14,970,941
	National CineMedia, Inc.	427,844	1,360,544
»††	NewStar Financial, Inc.	274,446	27,884
#	Nexstar Media Group, Inc., Class A	310,883	46,610,688
*	Ooma, Inc.	35,144	811,826
*	Pegasus Cos., Inc.	34	6,800
*	QuinStreet, Inc.	355,241	4,973,374
#*	Reading International, Inc., Class A	98,464	471,643
#*	Reading International, Inc., Class B	2,710	77,099
	Saga Communications, Inc., Class A	17,530	388,465
#*	Salem Media Group, Inc.	11,760	44,218
	Scholastic Corp.	169,844	6,146,654
#*	Sciplay Corp., Class A	68,404	1,382,445
	Shenandoah Telecommunications Co.	423,339	11,701,090
	Spok Holdings, Inc.	167,764	1,726,292
#*	TechTarget, Inc.	247,923	23,381,618
	TEGNA, Inc.	866,096	17,027,447
#	Telephone & Data Systems, Inc.	744,604	13,953,879
*	Thryv Holdings, Inc.	8,592	272,109
*	Townsquare Media, Inc., Class A	127,764	1,701,816
*	Travelzoo	103,368	1,060,556
*	TripAdvisor, Inc.	317,498	10,467,909
#*	TrueCar, Inc.	119,055	498,840
*	U.S. Cellular Corp.	179,693	5,493,215
*	Urban One, Inc.	22,217	157,074
*	Urban One, Inc.	9,655	91,722
*	WideOpenWest, Inc.	4,300	81,915
#	World Wrestling Entertainment, Inc., Class A	98,671	6,027,811
*	Yelp, Inc.	223,956	8,651,420
#*	Zedge, Inc., Class B	25,739	296,771
#*	Ziff Davis, Inc.	269,969	34,628,924

TOTAL COMMUNICATION SERVICES			428,868,268

CONSUMER DISCRETIONARY — (13.5%)
#*	1-800-Flowers.com, Inc., Class A	321,176	10,316,173
#*	2U, Inc.	86,380	2,551,665
	Aaron’s Co., Inc.	327,181	7,652,764
#*	Abercrombie & Fitch Co., Class A	480,347	18,992,920
#	Acushnet Holdings Corp.	103,028	5,248,246
*	Adient PLC	543,441	22,618,014
*	Adtalem Global Education, Inc.	378,245	13,968,588
#	AMCON Distributing Co.	2,993	397,201
*	American Axle & Manufacturing Holdings, Inc.	570,041	5,175,972
#	American Eagle Outfitters, Inc.	1,497,542	35,551,647
*	American Outdoor Brands, Inc.	167,358	3,812,415
*	American Public Education, Inc.	34,205	854,783
*	America’s Car-Mart, Inc.	67,563	8,073,103
#*	Ark Restaurants Corp.	17,023	272,368
*	Arko Corp.	7,800	74,802
#*	Asbury Automotive Group, Inc.	173,376	33,931,417
*	Aspen Group, Inc.	1,869	8,878
*	AutoNation, Inc.	225,752	27,343,082
#*	Bally’s Corp.	48,783	2,234,749
*	Barnes & Noble Education, Inc.	456,937	4,743,006

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Bassett Furniture Industries, Inc.	119,411	$2,016,852
#*	BBQ Holdings, Inc.	50,038	660,502
*	Beazer Homes USA, Inc.	161,594	2,926,467
#*	Bed Bath & Beyond, Inc.	482,270	6,771,071
#	Big 5 Sporting Goods Corp.	144,363	3,490,697
#	Big Lots, Inc.	226,048	10,002,624
*	Biglari Holdings, Inc., Class A	235	194,933
*	Biglari Holdings, Inc., Class B	11,471	1,906,824
#*	BJ’s Restaurants, Inc.	182,109	6,067,872
#*	Bloomin’ Brands, Inc.	678,355	14,666,035
*	Bluegreen Vacations Holding Corp.	40,663	1,041,379
*	Boot Barn Holdings, Inc.	269,409	28,150,546
*	Brinker International, Inc.	343,552	14,415,442
	Brunswick Corp.	17,110	1,592,770
#	Buckle, Inc.	248,862	10,357,636
#*	Build-A-Bear Workshop, Inc.	149,978	2,351,655
	Caleres, Inc.	296,753	6,843,124
*	Callaway Golf Co.	215,551	5,830,655
#	Camping World Holdings, Inc., Class A	105,567	3,932,371
*	Capri Holdings Ltd.	32,506	1,730,619
#*	CarParts.com, Inc.	151,909	2,313,574
	Carriage Services, Inc.	167,112	8,597,912
	Carrols Restaurant Group, Inc.	227,537	835,061
	Carter’s, Inc.	189,684	18,687,668
	Cato Corp., Class A	99,413	1,752,651
*	Cavco Industries, Inc.	66,769	16,049,932
*	Century Casinos, Inc.	77,326	1,144,425
	Century Communities, Inc.	298,817	20,038,668
*	Charles & Colvard Ltd.	93,137	281,274
#*	Cheesecake Factory, Inc.	335,146	13,620,333
#*	Chico’s FAS, Inc.	560,873	3,062,367
#*	Children’s Place, Inc.	137,918	11,432,023
	Choice Hotels International, Inc.	161,930	22,770,597
#*	Chuy’s Holdings, Inc.	153,621	4,479,588
#*	Citi Trends, Inc.	117,772	9,110,842
	Clarus Corp.	124,099	3,422,650
#	Columbia Sportswear Co.	35,777	3,715,084
*	Conn’s, Inc.	272,527	6,069,176
*	Container Store Group, Inc.	140,056	1,549,019
»††	Contra Zagg, Inc.	343,229	30,891
*	Cooper-Standard Holdings, Inc.	41,624	1,079,727
	Cracker Barrel Old Country Store, Inc.	136,346	18,157,197
*	Crocs, Inc.	604,686	97,626,555
	Crown Crafts, Inc.	4,141	30,643
	Culp, Inc.	119,937	1,586,767
	Dana, Inc.	1,002,477	22,244,965
*	Dave & Buster’s Entertainment, Inc.	236,550	8,783,101
	Del Taco Restaurants, Inc.	256,081	2,135,716
*	Delta Apparel, Inc.	41,501	1,114,302
*	Denny’s Corp.	329,386	5,237,237
#*	Designer Brands, Inc., Class A	71,442	966,610
#	Dick’s Sporting Goods, Inc.	326,192	40,516,308
#	Dillard’s, Inc., Class A	27,554	6,368,832
#*	Dixie Group, Inc.	27,325	125,422
#*	Dogness International Corp., Class A	27,842	108,027
*	Dorman Products, Inc.	244,518	25,522,789
	Dover Motorsports, Inc.	73,111	165,231
	Educational Development Corp.	42,166	411,962
*	El Pollo Loco Holdings, Inc.	295,551	4,344,600

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Escalade, Inc.	62,984	$1,178,431
#	Ethan Allen Interiors, Inc.	196,749	4,566,544
*	Everi Holdings, Inc.	160,881	3,861,144
*	Fiesta Restaurant Group, Inc.	122,662	1,292,857
*	Flanigan’s Enterprises, Inc.	5,448	159,354
#	Flexsteel Industries, Inc.	65,834	1,843,352
	Foot Locker, Inc.	152,373	7,263,621
*	Fossil Group, Inc.	276,639	3,269,873
*	Fox Factory Holding Corp.	302,333	48,660,496
	Franchise Group, Inc.	20,270	745,936
*	frontdoor, Inc.	293,995	10,960,134
*	Full House Resorts, Inc.	12,837	127,728
*	Funko, Inc., Class A	47,370	776,394
*	Garrett Motion, Inc.	1,803	12,152
#*	Genesco, Inc.	163,421	9,901,678
*	Gentherm, Inc.	259,366	19,097,119
*	G-III Apparel Group Ltd.	326,602	9,360,413
*	Goodyear Tire & Rubber Co.	1,065,236	20,367,312
#*	GoPro, Inc., Class A	319,186	2,748,191
	Graham Holdings Co., Class B	30,696	17,983,252
*	Grand Canyon Education, Inc.	81,895	6,527,031
*	Green Brick Partners, Inc.	104,930	2,733,427
#	Group 1 Automotive, Inc.	155,723	27,998,995
#	Guess?, Inc.	459,940	9,525,357
#	H&R Block, Inc.	447,207	10,317,065
#	Hamilton Beach Brands Holding Co., Class A	126,849	1,902,735
	Hanesbrands, Inc.	426,154	7,261,664
	Harley-Davidson, Inc.	166,193	6,064,383
#	Haverty Furniture Cos., Inc.	28,874	828,684
	Haverty Furniture Cos., Inc., Class A	3,785	107,040
#*	Helen of Troy Ltd.	200,524	45,107,874
#	Hibbett, Inc.	148,981	11,537,089
#*	Hilton Grand Vacations, Inc.	486,861	24,479,371
	Hooker Furniture Corp.	97,328	2,453,639
#*	Horizon Global Corp.	127,114	943,186
*	Houghton Mifflin Harcourt Co.	700,949	9,946,466
#*	Hovnanian Enterprises, Inc., Class A	24,291	2,046,760
#*	Inspired Entertainment, Inc.	60,081	826,114
	Installed Building Products, Inc.	245,066	31,135,635
#*	International Game Technology PLC	334,217	9,856,059
*	iRobot Corp.	218,838	18,255,466
	Jack in the Box, Inc.	177,280	17,541,856
#*	JAKKS Pacific, Inc.	2,347	24,620
	Johnson Outdoors, Inc., Class A	77,502	8,229,162
	KB Home.	734,819	29,502,983
#*	Kirkland’s, Inc.	4,700	105,656
	Kohl’s Corp.	144,584	7,016,662
#	Kontoor Brands, Inc.	26,407	1,399,571
#*	Koss Corp.	13,669	221,164
*	Lakeland Industries, Inc.	71,849	1,502,363
*	Lands’ End, Inc.	113,994	2,995,762
*	Laureate Education, Inc., Class A	520,196	9,009,795
*»††	Lazare Kaplan International, Inc.	9,600	1,350
	La-Z-Boy, Inc.	346,643	11,522,413
*	Lazydays Holdings, Inc.	15,162	319,767
	LCI Industries	200,376	27,980,505
*	Legacy Housing Corp.	19,721	350,048
#	Leggett & Platt, Inc.	114,809	5,378,802
#*	LGI Homes, Inc.	34,123	5,094,564

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lifetime Brands, Inc.	135,511	$2,298,267
*	Lincoln Educational Services Corp.	28,963	208,534
#*	Lindblad Expeditions Holdings, Inc.	71,930	1,075,354
*	Liquidity Services, Inc.	369,979	8,169,136
*	Live Ventures, Inc.	1,658	52,840
#*	Lovesac Co.	38,857	3,031,235
#*	Luby’s, Inc.	8,227	41,300
*	Lumber Liquidators Holdings, Inc.	222,502	4,022,836
*	M/I Homes, Inc.	184,927	10,588,920
	Macy’s, Inc.	427,938	11,327,519
*	Malibu Boats, Inc., Class A	183,662	12,968,374
#	Marine Products Corp.	153,627	1,946,454
#*	MarineMax, Inc.	183,625	9,509,939
	Marriott Vacations Worldwide Corp.	214,352	33,700,421
*	MasterCraft Boat Holdings, Inc.	146,408	3,920,806
#*	Mattel, Inc.	349,983	7,633,129
	MDC Holdings, Inc.	529,363	25,928,200
*	Meritage Homes Corp.	227,167	24,695,325
*	Modine Manufacturing Co.	319,105	3,510,155
*	Monarch Casino & Resort, Inc.	25,809	1,863,926
#	Monro, Inc.	226,139	13,966,345
*	Motorcar Parts of America, Inc.	166,537	3,150,880
#	Movado Group, Inc.	126,803	4,222,540
#	Murphy USA, Inc.	207,705	33,845,530
	Nathan’s Famous, Inc.	58,366	3,647,875
#*	National Vision Holdings, Inc.	270,791	16,691,557
#*	Nautilus, Inc.	147,910	1,513,119
*	Noodles & Co.	271,907	3,303,670
*	Nordstrom, Inc.	25,119	721,669
*	ODP Corp.	332,894	14,414,310
#*	Ollie’s Bargain Outlet Holdings, Inc.	131,147	8,873,406
*	ONE Group Hospitality, Inc.	25,238	333,646
*	OneSpaWorld Holdings Ltd.	110,738	1,195,970
#	OneWater Marine, Inc., Class A	6,229	276,194
#*»††	Orleans Homebuilders, Inc.	25,819	0
	Oxford Industries, Inc.	125,634	11,648,784
	Papa John’s International, Inc.	278,335	34,535,807
#*	Party City Holdco, Inc.	59,556	432,972
	Patrick Industries, Inc.	199,727	15,560,731
	Penske Automotive Group, Inc.	504,093	53,459,063
*	Perdoceo Education Corp.	712,739	7,569,288
#	PetMed Express, Inc.	158,758	4,513,490
*	Planet Fitness, Inc., Class A	61,236	4,871,324
*	Playa Hotels & Resorts NV	95,592	813,488
*	PlayAGS, Inc.	13,721	121,019
#*	Potbelly Corp.	130,706	786,850
#*	Purple Innovation, Inc.	69,182	1,335,213
*	PVH Corp.	16,967	1,855,002
	Qurate Retail, Inc., Class A	488,277	5,097,612
	RCI Hospitality Holdings, Inc.	70,502	4,780,036
#*	Red Robin Gourmet Burgers, Inc.	73,911	1,468,612
*	Red Rock Resorts, Inc., Class A	66,913	3,640,736
	Rent-A-Center, Inc.	171,507	9,134,463
*	Revolve Group, Inc.	66,540	4,993,162
	Rocky Brands, Inc.	84,742	4,622,676
*	RumbleON, Inc., Class B	2,879	112,310
*	Ruth’s Hospitality Group, Inc.	271,553	5,251,835
*	Sally Beauty Holdings, Inc.	859,371	13,114,001
#*	Scientific Games Corp., Class A	284,894	22,805,765

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	SeaWorld Entertainment, Inc.	263,628	$16,740,378
*	Shake Shack, Inc., Class A	207,370	14,343,783
	Shoe Carnival, Inc.	253,104	8,572,632
	Shutterstock, Inc.	225,059	27,265,898
	Signet Jewelers Ltd.	363,937	32,455,902
*	Skyline Champion Corp.	240,994	15,259,740
#*	Sleep Number Corp.	224,038	19,791,517
	Smith & Wesson Brands, Inc.	471,855	10,144,882
#	Sonic Automotive, Inc., Class A	217,412	10,746,675
*	Sonos, Inc.	235,805	7,691,959
*	Sportsman’s Warehouse Holdings, Inc.	338,374	5,840,335
	Standard Motor Products, Inc.	171,907	8,234,345
	Steven Madden Ltd.	518,332	23,376,773
*	Stitch Fix, Inc., Class A	11,105	384,233
*	Stoneridge, Inc.	221,882	4,211,320
#	Strategic Education, Inc.	124,112	8,465,680
#*	Strattec Security Corp.	32,561	1,128,890
*	Stride, Inc.	360,552	12,799,596
#	Superior Group of Cos., Inc.	123,541	3,210,831
#*	Superior Industries International, Inc.	78,535	457,859
*	Sypris Solutions, Inc.	24,169	92,567
*	Tandy Leather Factory, Inc.	26,563	130,159
*	Taylor Morrison Home Corp.	969,286	29,592,302
	Tempur Sealy International, Inc.	720,541	32,042,458
*	Tenneco, Inc., Class A	92,889	1,232,637
*	Terminix Global Holdings, Inc.	9,453	382,657
	Texas Roadhouse, Inc.	353,641	31,406,857
#	Thor Industries, Inc.	31,031	3,163,921
#*	Tile Shop Holdings, Inc.	8,216	68,521
	Tilly’s, Inc., Class A	181,981	2,525,896
*	TopBuild Corp.	211,705	54,401,834
	Travel & Leisure Co.	429,837	23,357,343
*	TravelCenters of America, Inc.	50,699	2,733,183
*	Tri Pointe Homes, Inc.	1,097,949	26,559,386
*	TRxADE HEALTH, Inc.	4,723	20,214
*	Tupperware Brands Corp.	12,800	284,672
*	Unifi, Inc.	153,693	3,691,706
*	Universal Electronics, Inc.	115,479	4,755,425
*	Universal Technical Institute, Inc.	53,076	373,655
*	Urban Outfitters, Inc.	299,543	9,564,408
*	Vera Bradley, Inc.	110,530	1,084,299
#*	Vince Holding Corp.	10,854	104,741
*	Vista Outdoor, Inc.	430,065	17,993,920
*	Visteon Corp.	167,302	18,935,240
*	VOXX International Corp.	314,925	3,561,802
	Wendy’s Co.	1,071,638	23,897,527
#	Weyco Group, Inc.	61,801	1,410,299
	Wingstop, Inc.	247,605	42,704,434
	Winmark Corp.	39,297	9,149,128
#	Winnebago Industries, Inc.	280,736	19,003,020
	Wolverine World Wide, Inc.	612,276	20,309,195
	Wyndham Hotels & Resorts, Inc.	71,395	6,030,736
#*	XPEL, Inc.	7,880	598,092
*	YETI Holdings, Inc.	54,502	5,359,182
#*	Zovio, Inc.	498,095	856,723
*	Zumiez, Inc.	169,757	6,909,110

TOTAL CONSUMER DISCRETIONARY			2,357,072,754

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (3.7%)
#»	Aerpio Pharmaceuticals, Inc.	15,393	$462
	Alico, Inc.	25,934	923,250
	Andersons, Inc.	244,609	8,331,383
	B&G Foods, Inc.	350,004	10,304,118
#*	BellRing Brands, Inc., Class A	55,350	1,484,487
#*	BJ’s Wholesale Club Holdings, Inc.	580,667	33,934,179
*	Bridgford Foods Corp.	18,946	221,668
	Calavo Growers, Inc.	103,999	4,180,760
	Cal-Maine Foods, Inc.	286,375	10,326,683
#*	Celsius Holdings, Inc.	100,191	9,670,435
#*	Central Garden & Pet Co.	84,576	4,362,430
*	Central Garden & Pet Co., Class A	314,859	14,546,486
#*	Chefs’ Warehouse, Inc.	290,163	10,117,984
	Coca-Cola Consolidated, Inc.	59,846	24,022,184
*	Coffee Holding Co., Inc.	21,395	94,994
*	Coty, Inc., Class A	1,143,155	9,693,954
*	Darling Ingredients, Inc.	810,631	68,514,532
#	Edgewell Personal Care Co.	40,693	1,423,848
*	elf Beauty, Inc.	213,313	6,892,143
#	Energizer Holdings, Inc.	45,380	1,655,009
#*	Farmer Bros Co.	34,764	262,468
	Flowers Foods, Inc.	352,988	8,736,453
	Fresh Del Monte Produce, Inc.	361,321	12,100,640
*	Freshpet, Inc.	29,455	4,592,329
#*	Hain Celestial Group, Inc.	213,427	9,576,470
*	Herbalife Nutrition Ltd.	10,278	476,899
#*	Hostess Brands, Inc.	727,840	13,763,454
#	Ingles Markets, Inc., Class A	130,224	9,010,199
	Ingredion, Inc.	26,898	2,561,497
	Inter Parfums, Inc.	234,744	21,685,651
#	J&J Snack Foods Corp.	109,042	16,089,147
	John B. Sanfilippo & Son, Inc.	75,683	6,395,214
	Lancaster Colony Corp.	163,764	27,839,880
*	Landec Corp.	210,375	2,044,845
*	Lifevantage Corp.	85,913	588,504
#*	Lifeway Foods, Inc.	3,939	21,428
#	Limoneira Co.	100,471	1,620,597
	Mannatech, Inc.	804	32,707
	Medifast, Inc.	105,442	20,695,101
#	MGP Ingredients, Inc.	157,655	10,123,028
	National Beverage Corp.	222,735	12,562,254
*	Natural Alternatives International, Inc.	56,385	710,451
	Natural Grocers by Vitamin Cottage, Inc.	113,026	1,376,657
	Nature’s Sunshine Products, Inc.	76,976	1,215,451
#	Nu Skin Enterprises, Inc., Class A	163,366	6,559,145
	Oil-Dri Corp. of America	42,758	1,488,834
*	Performance Food Group Co.	217,815	9,851,772
*	Pilgrim’s Pride Corp.	48,845	1,375,475
*	Post Holdings, Inc.	11,343	1,151,088
	PriceSmart, Inc.	233,293	16,785,431
#	Reynolds Consumer Products, Inc.	5,602	151,142
#*	Rite Aid Corp.	16,377	222,563
	Rocky Mountain Chocolate Factory, Inc.	16,642	144,952
	Sanderson Farms, Inc.	142,633	27,021,822
	Seaboard Corp.	1,803	6,941,586
*	Seneca Foods Corp., Class A	67,063	3,462,463
*	Seneca Foods Corp., Class B	2,794	143,332
*	Simply Good Foods Co.	204,592	8,112,073
	SpartanNash Co.	259,272	5,999,554

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Spectrum Brands Holdings, Inc.	186,972	$17,528,625
#*	Sprouts Farmers Market, Inc.	630,481	13,958,849
#»	Strongbridge LLC	228,415	31,978
#	Tootsie Roll Industries, Inc.	152,123	4,814,693
#*	TreeHouse Foods, Inc.	227,838	8,234,065
#	Turning Point Brands, Inc.	141,550	5,402,964
*	United Natural Foods, Inc.	446,183	19,359,880
	United-Guardian, Inc.	18,486	258,989
#	Universal Corp.	171,699	8,069,853
*	USANA Health Sciences, Inc.	155,289	15,072,350
	Vector Group Ltd.	718,277	9,524,353
#*	Veru, Inc.	3,015	24,633
#	Village Super Market, Inc., Class A	83,875	1,867,896
#	WD-40 Co.	119,949	27,228,423
#	Weis Markets, Inc.	188,682	10,624,683

TOTAL CONSUMER STAPLES			636,195,779

ENERGY — (3.4%)
	Adams Resources & Energy, Inc.	19,129	561,436
#*	Alto Ingredients, Inc.	79,665	423,818
#	Antero Midstream Corp.	1,271,853	13,532,516
*	Antero Resources Corp.	1,438,623	28,585,439
	APA Corp.	111,650	2,926,346
#*	Arch Resources, Inc.	119,744	10,906,283
	Archrock, Inc.	694,330	5,686,563
#*	Ardmore Shipping Corp.	139,990	555,760
*	Aspen Aerogels, Inc.	40,796	2,221,750
	Berry Corp.	36,664	352,341
	Brigham Minerals, Inc., Class A	28,297	655,924
#*	Bristow Group, Inc.	79,017	2,733,988
	Cabot Oil & Gas Corp.	996,177	21,238,494
	Cactus, Inc., Class A	306,533	13,334,185
*	California Resources Corp.	140,376	6,475,545
#*	Callon Petroleum Co.	14,751	763,069
#*	Centennial Resource Development, Inc., Class A	608,409	4,380,545
*	ChampionX Corp.	168,286	4,414,142
#	Chesapeake Energy Corp.	106,070	6,760,902
	Civitas Resources, Inc.	198,281	11,131,495
#*	Clean Energy Fuels Corp.	1,671,823	15,414,208
*	CNX Resources Corp.	1,514,044	22,120,183
*	Comstock Resources, Inc.	375,397	3,705,168
*	CONSOL Energy, Inc.	130,637	3,593,824
#*	Contango Oil & Gas Co.	291,812	1,205,184
#*	Dawson Geophysical Co.	186,438	432,536
*	Delek U.S. Holdings, Inc.	269,658	5,244,848
*	Denbury, Inc.	108,543	9,189,250
#	DHT Holdings, Inc.	1,158,520	7,541,965
*	DMC Global, Inc.	136,889	5,719,222
	Dorian LPG Ltd.	251,978	3,053,973
*	Dril-Quip, Inc.	41,171	969,989
*	DTE Midstream LLC	9,937	476,578
*	Earthstone Energy, Inc., Class A	229,191	2,326,289
#*	ENGlobal Corp.	12,104	27,113
	EnLink Midstream LLC	367,903	2,888,039
*	EQT Corp.	647,691	12,895,528
	Equitrans Midstream Corp.	107,399	1,107,284
	Evolution Petroleum Corp.	92,507	549,492
#*	Expro Group Holdings NV	74,207	1,272,650
*	Exterran Corp.	167,944	718,800

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Falcon Minerals Corp.	32,867	$193,258
#*	Forum Energy Technologies, Inc.	23,829	536,391
#*	FTS International, Inc., Class A	2,797	74,120
*	Geospace Technologies Corp.	78,924	750,567
*	Goodrich Petroleum Corp.	41,736	852,249
#*	Green Plains, Inc.	304,356	11,550,310
#*	Gulf Island Fabrication, Inc.	121,520	478,789
#*	Gulfport Energy Operating Corp.	3,333	273,439
#*	Helix Energy Solutions Group, Inc.	337,248	1,274,797
	Helmerich & Payne, Inc.	88,079	2,733,972
	HollyFrontier Corp.	395,615	13,371,787
#	International Seaways, Inc.	251,658	4,416,598
*	Kosmos Energy Ltd.	50,532	181,915
*	Laredo Petroleum, Inc.	118,021	8,898,783
#*	Liberty Oilfield Services, Inc., Class A	108,303	1,399,275
#	Magnolia Oil & Gas Corp., Class A	249,345	5,206,324
	Matador Resources Co.	912,689	38,196,035
*	Mexco Energy Corp.	11,942	142,946
	Murphy Oil Corp.	770,492	21,442,792
#*	Nabors Industries Ltd.	24,675	2,529,187
	NACCO Industries, Inc., Class A	46,889	1,455,435
#*	National Energy Services Reunited Corp.	12,149	142,143
#*	Natural Gas Services Group, Inc.	98,437	1,119,229
*	NCS Multistage Holdings, Inc.	499	14,945
*	Newpark Resources, Inc.	320,714	1,090,428
*	NextDecade Corp.	8,783	32,234
*	NexTier Oilfield Solutions, Inc.	100,613	448,734
#	Nordic American Tankers Ltd.	20,659	48,549
*	NOV, Inc.	766,355	10,744,297
	Oasis Petroleum, Inc.	29,673	3,578,564
*	Oceaneering International, Inc.	10,016	136,218
#*	Oil States International, Inc.	12,062	73,096
#*	Overseas Shipholding Group, Inc., Class A	256,284	510,005
*	Par Pacific Holdings, Inc.	157,622	2,436,836
	Patterson-UTI Energy, Inc.	550,890	4,715,618
#*	PBF Energy, Inc., Class A	108,106	1,579,429
#	PDC Energy, Inc.	726,633	38,010,172
*	Peabody Energy Corp.	408,063	4,851,869
*	Penn Virginia Corp., Class A	96,936	3,202,765
#	PHX Minerals, Inc.	4,810	14,622
*	ProPetro Holding Corp.	334,749	3,210,243
#*	Range Resources Corp.	2,056,952	47,968,121
*	Renewable Energy Group, Inc.	370,812	23,731,968
*	REX American Resources Corp.	54,841	4,823,266
#*	Ring Energy, Inc.	30,526	114,778
#*	RPC, Inc.	104,791	564,823
#*	SandRidge Energy, Inc.	224,526	2,873,933
#	Scorpio Tankers, Inc.	194,578	3,117,140
#*	SEACOR Marine Holdings, Inc.	101,849	454,247
*	Select Energy Services, Inc., Class A	135,740	815,797
	SFL Corp. Ltd.	298,807	2,363,563
*	SilverBow Resources, Inc.	19,476	537,538
	SM Energy Co.	732,318	25,133,154
#*	Smart Sand, Inc.	7,815	17,818
#	Solaris Oilfield Infrastructure, Inc., Class A	953	7,233
#*	Southwestern Energy Co.	4,248,727	20,733,788
*	Talos Energy, Inc.	80,729	1,047,055
*	Technip Energies NV, ADR	42,896	657,167
*	TechnipFMC PLC	772,405	5,692,625

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Teekay Tankers Ltd., Class A	99,639	$1,382,989
#*	Tellurian, Inc.	358,180	1,404,066
*	TETRA Technologies, Inc.	506,670	1,636,544
*	Tidewater, Inc.	39,740	482,046
#*	Transocean Ltd.	264,469	933,576
#*	U.S. Energy Corp.	2,417	8,991
*	U.S. Silica Holdings, Inc.	309,951	3,000,326
*	VAALCO Energy, Inc.	18,922	59,226
#*	W&T Offshore, Inc.	883,914	3,632,887
*	Weatherford International PLC	18,669	542,521
*	Whiting Petroleum Corp.	35,628	2,320,452
	World Fuel Services Corp.	369,813	11,290,391

TOTAL ENERGY			597,359,658

FINANCIALS — (19.4%)
	1st Constitution Bancorp	21,694	515,883
	1st Source Corp.	209,653	10,122,047
#	ACNB Corp.	7,970	221,167
	Affiliated Managers Group, Inc.	196,300	32,954,844
	Alerus Financial Corp.	8,307	260,840
	Allegiance Bancshares, Inc.	104,685	4,100,511
	Amalgamated Financial Corp.	9,611	176,458
#	A-Mark Precious Metals, Inc.	84,511	6,337,480
*	Ambac Financial Group, Inc.	39,769	672,494
#*	Amerant Bancorp, Inc.	7,696	204,329
	American Equity Investment Life Holding Co.	716,046	22,820,386
	American National Bankshares, Inc.	64,844	2,405,712
	American National Group, Inc.	78,093	14,815,023
	Ameris Bancorp	623,966	32,689,579
	AMERISAFE, Inc.	165,150	9,791,743
	AmeriServ Financial, Inc.	221,239	882,744
	Ames National Corp.	10,111	249,944
	Argo Group International Holdings Ltd.	192,329	10,597,328
	Arrow Financial Corp.	151,543	5,432,817
#	Artisan Partners Asset Management, Inc., Class A	412,173	20,419,050
*	AssetMark Financial Holdings, Inc.	4,498	115,329
	Associated Banc-Corp	994,723	22,162,428
#	Associated Capital Group, Inc., Class A	6,890	250,451
	Assured Guaranty Ltd.	286,023	15,897,158
#	Atlantic American Corp.	19,437	79,303
*	Atlantic Capital Bancshares, Inc.	195,796	5,386,348
	Atlantic Union Bankshares Corp.	584,693	20,972,938
*	Atlanticus Holdings Corp.	85,007	6,587,192
	Auburn National BanCorp, Inc.	2,786	94,223
	Axis Capital Holdings Ltd.	153,338	7,984,310
*	Axos Financial, Inc.	442,887	23,473,011
	B. Riley Financial, Inc.	567	40,631
	Banc of California, Inc.	445,228	9,051,485
	BancFirst Corp.	201,661	13,109,982
*	Bancorp, Inc.	622,029	19,002,986
	Bank First Corp.	189	13,417
#	Bank of Hawaii Corp.	302,222	25,537,759
	Bank of Marin Bancorp	109,258	4,163,822
	Bank of NT Butterfield & Son Ltd.	92,385	3,316,621
	Bank of Princeton	1,068	32,339
#	Bank of South Carolina Corp.	808	16,168
	Bank OZK	626,805	27,999,379
	BankFinancial Corp.	140,811	1,603,837
	BankUnited, Inc.	339,862	13,784,803

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bankwell Financial Group, Inc.	18,953	$562,904
	Banner Corp.	265,433	15,331,410
	Bar Harbor Bankshares	98,945	2,938,666
*	Baycom Corp.	18,605	351,448
	BCB Bancorp, Inc.	88,759	1,342,036
#*	Berkshire Bancorp, Inc.	792	8,950
	Berkshire Hills Bancorp, Inc.	283,180	7,688,337
#	BGC Partners, Inc., Class A	435,027	2,336,095
*	Blucora, Inc.	297,513	4,914,915
	BOK Financial Corp.	83,177	8,415,017
*	Bridgewater Bancshares, Inc.	56,054	1,014,017
*	Brighthouse Financial, Inc.	364,365	18,302,054
	BrightSphere Investment Group, Inc.	529,491	15,874,140
*	Broadway Financial Corp.	11,156	33,245
	Brookline Bancorp, Inc.	594,905	9,548,225
	Bryn Mawr Bank Corp.	188,059	8,714,654
	Business First Bancshares, Inc.	20,458	545,819
	Byline Bancorp, Inc.	79,521	2,048,461
	C&F Financial Corp.	20,775	1,063,057
	Cadence Bank	1,274,510	36,986,286
#	California First Leasing Corp.	6,634	121,668
	Cambridge Bancorp	15,536	1,426,360
	Camden National Corp.	151,411	7,207,164
*	Cannae Holdings, Inc.	153,665	5,239,976
	Capital Bancorp, Inc.	7,876	200,444
#	Capital City Bank Group, Inc.	100,195	2,692,240
	Capitol Federal Financial, Inc.	1,223,730	14,843,845
	Capstar Financial Holdings, Inc.	96,429	2,118,545
*	Carter Bankshares, Inc.	7,521	112,665
*	Carver Bancorp, Inc.	16,478	243,215
	Cathay General Bancorp	632,648	26,691,419
#	CBTX, Inc.	33,071	899,531
*	CCUR Holdings, Inc.	16	98,400
	Central Pacific Financial Corp.	214,542	5,897,760
	Central Valley Community Bancorp.	53,931	1,150,348
	Century Bancorp, Inc., Class A	32,031	3,688,370
	Chemung Financial Corp.	10,814	500,147
	CIT Group, Inc.	158,798	7,865,265
#	Citizens & Northern Corp.	84,044	2,143,962
#	Citizens Community Bancorp, Inc.	2,440	33,184
	Citizens Holding Co.	1,503	27,069
#*	Citizens, Inc.	141,611	911,975
	City Holding Co.	128,952	10,262,000
	Civista Bancshares, Inc.	64,329	1,547,756
	CNB Financial Corp.	97,851	2,511,835
	CNO Financial Group, Inc.	647,219	15,623,867
*	Coastal Financial Corp.	10,107	384,571
	Codorus Valley Bancorp, Inc.	29,864	653,723
#	Cohen & Co., Inc.	2,174	45,697
	Cohen & Steers, Inc.	343,614	32,605,532
	Colony Bankcorp, Inc.	24,783	465,920
	Columbia Banking System, Inc.	596,813	20,369,228
*	Columbia Financial, Inc.	28,291	526,778
	Community Bank System, Inc.	316,109	22,655,532
	Community Bankers Trust Corp.	137,063	1,598,155
#	Community Financial Corp.	2,038	77,689
	Community Trust Bancorp, Inc.	165,746	7,239,785
	Community West Bancshares	5,845	76,570
	ConnectOne Bancorp, Inc.	313,209	10,564,540

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Consumer Portfolio Services, Inc.	163,831	$1,069,816
	County Bancorp, Inc.	500	17,700
#	Cowen, Inc., Class A	148,568	5,605,471
#	Crawford & Co., Class A	249,332	2,154,228
	Crawford & Co., Class B	190,379	1,572,531
*	CrossFirst Bankshares, Inc.	30,042	427,498
#	Cullen/Frost Bankers, Inc.	7,007	907,406
#	Curo Group Holdings Corp.	70,898	1,218,028
*	Customers Bancorp, Inc.	272,507	14,521,898
	CVB Financial Corp.	1,043,977	20,900,420
	Diamond Hill Investment Group, Inc.	31,169	6,759,309
	Dime Community Bancshares, Inc.	312,165	11,138,047
	Donegal Group, Inc., Class A	233,825	3,332,006
	Donegal Group, Inc., Class B	5,267	76,319
*	Donnelley Financial Solutions, Inc.	305,363	11,701,510
	Eagle Bancorp Montana, Inc.	4,712	106,020
	Eagle Bancorp, Inc.	245,528	13,894,430
#*	eHealth, Inc.	158,124	7,012,799
#*	Elevate Credit, Inc.	11,518	39,507
	Employers Holdings, Inc.	261,083	10,077,804
#*	Encore Capital Group, Inc.	234,180	12,650,404
*	Enova International, Inc.	356,973	11,580,204
*	Enstar Group Ltd.	89,974	20,764,200
	Enterprise Bancorp, Inc.	37,036	1,375,887
	Enterprise Financial Services Corp.	249,123	11,713,763
	Equity Bancshares, Inc., Class A	80,050	2,678,473
#*	Esquire Financial Holdings, Inc.	13,123	419,674
#	ESSA Bancorp, Inc.	49,020	796,575
	Essent Group Ltd.	413,675	19,856,400
#	Evans Bancorp, Inc.	21,296	850,775
	Evercore, Inc., Class A	311,153	47,245,472
#*	EZCORP, Inc., Class A	381,106	2,843,051
#	Farmers & Merchants Bancorp, Inc.	14,653	371,893
#	Farmers National Banc Corp.	174,893	3,116,593
	FB Financial Corp.	227,913	10,331,296
	Federal Agricultural Mortgage Corp., Class A	2,089	247,436
	Federal Agricultural Mortgage Corp., Class C	78,844	9,941,440
	Federated Hermes, Inc.	649,170	21,623,853
	FedNat Holding Co.	62,767	159,428
	Financial Institutions, Inc.	160,535	5,124,277
	First American Financial Corp.	57,307	4,191,434
	First BanCorp	1,647,520	22,488,648
#	First BanCorp	246,465	11,933,835
#	First Bancorp, Inc.	93,053	2,760,883
#	First Bancshares, Inc.	67,859	2,731,325
	First Bank	56,734	853,279
	First Busey Corp.	370,309	9,439,176
	First Business Financial Services, Inc.	54,908	1,603,314
	First Citizens BancShares, Inc., Class A	14,214	11,568,775
	First Commonwealth Financial Corp.	729,918	11,167,745
	First Community Bankshares, Inc.	182,757	5,924,982
	First Community Corp.	1,740	35,009
	First Financial Bancorp	751,789	17,877,542
#	First Financial Bankshares, Inc.	604,059	30,637,872
	First Financial Corp.	56,925	2,439,236
	First Financial Northwest, Inc.	89,174	1,471,371
	First Foundation, Inc.	356,149	9,477,125
	First Hawaiian, Inc.	448,433	12,372,266
	First Horizon Corp.	198,746	3,372,720

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Internet Bancorp	75,270	$2,562,191
	First Interstate BancSystem, Inc., Class A	317,166	13,184,591
	First Merchants Corp.	412,024	17,131,958
	First Mid Bancshares, Inc.	55,711	2,400,030
	First Midwest Bancorp, Inc.	881,469	16,968,278
	First Northwest Bancorp	53,332	962,643
	First of Long Island Corp.	147,793	2,975,073
#	First Savings Financial Group, Inc.	1,053	29,252
	First U.S. Bancshares, Inc.	2,966	33,071
	First United Corp.	29,954	565,532
*	First Western Financial, Inc.	1,579	45,823
	FirstCash, Inc.	321,571	28,449,386
	Flagstar Bancorp, Inc.	421,891	19,909,036
*	FlexShopper, Inc.	3,710	9,572
	Flushing Financial Corp.	254,174	6,105,259
	FNB Corp.	1,101,169	12,828,619
	FS Bancorp, Inc.	45,412	1,564,898
	Fulton Financial Corp.	1,281,135	20,626,273
*	FVCBankcorp, Inc.	1,360	27,880
#	GAMCO Investors, Inc., Class A	92,417	2,444,430
*	Genworth Financial, Inc., Class A	640,874	2,633,992
	German American Bancorp, Inc.	220,690	8,699,600
	Glacier Bancorp, Inc.	835,726	46,207,291
	Global Indemnity Group LLC, Class A	79,077	1,944,503
#	Goosehead Insurance, Inc., Class A	9,940	1,434,342
	Great Southern Bancorp, Inc.	111,788	6,308,197
	Great Western Bancorp, Inc.	171,586	5,842,503
*	Green Dot Corp., Class A	270,536	11,459,905
	Greenhill & Co., Inc.	27,582	433,589
#*	Greenlight Capital Re Ltd., Class A	121,436	902,269
#	Guaranty Bancshares, Inc.	38,201	1,434,066
	Guaranty Federal Bancshares, Inc.	2,898	69,117
#*	Hallmark Financial Services, Inc.	99,446	331,155
	Hamilton Lane, Inc., Class A	129,461	13,529,969
	Hancock Whitney Corp.	521,920	25,824,602
	Hanmi Financial Corp.	255,145	5,661,668
	Hanover Insurance Group, Inc.	64,532	8,131,032
	HarborOne Bancorp, Inc.	267,354	3,841,877
	Hawthorn Bancshares, Inc.	4,565	109,423
	HBT Financial, Inc.	12,739	229,684
	HCI Group, Inc.	83,163	11,144,674
	Heartland Financial USA, Inc.	220,710	11,061,985
	Heritage Commerce Corp.	339,404	4,069,454
	Heritage Financial Corp.	274,933	6,829,336
	Heritage Insurance Holdings, Inc.	154,241	1,008,736
	Hilltop Holdings, Inc.	518,833	18,387,442
#	Hingham Institution For Savings	10,188	3,680,313
*	HMN Financial, Inc.	32,982	768,810
	Home Bancorp, Inc.	21,839	911,778
	Home BancShares, Inc.	1,260,557	29,950,834
	HomeStreet, Inc.	253,685	11,963,785
	HomeTrust Bancshares, Inc.	51,389	1,562,226
	Hope Bancorp, Inc.	934,371	13,632,473
	Horace Mann Educators Corp.	315,418	12,358,077
	Horizon Bancorp, Inc.	372,099	7,095,928
	Houlihan Lokey, Inc.	247,741	27,766,811
*	Howard Bancorp, Inc.	75,645	1,566,608
#	Independence Holding Co.	18,483	906,591
#	Independent Bank Corp.	255,745	21,610,452

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp.	50,092	$1,128,573
	Independent Bank Group, Inc.	268,395	19,402,275
	International Bancshares Corp.	555,430	23,550,232
	Investar Holding Corp.	16,478	308,139
	Investors Bancorp, Inc.	1,011,399	15,474,405
	Investors Title Co.	17,066	3,307,391
	James River Group Holdings Ltd.	168,992	5,399,294
	Janus Henderson Group PLC	299,407	13,922,425
	Jefferies Financial Group, Inc.	94,926	4,081,818
	Kearny Financial Corp.	351,826	4,721,505
	Kemper Corp.	413,412	26,243,394
	Kentucky First Federal Bancorp	11,174	79,000
	Kingstone Cos., Inc.	84,554	486,185
	Kinsale Capital Group, Inc.	94,599	17,704,203
	Lake Shore Bancorp, Inc.	537	8,023
	Lakeland Bancorp, Inc.	390,787	7,026,350
#	Lakeland Financial Corp.	203,374	14,616,489
	Landmark Bancorp, Inc.	9,236	264,519
	Lazard Ltd., Class A	172,665	8,458,858
	LCNB Corp.	17,346	295,749
*	LendingClub Corp.	236,244	10,857,774
*	LendingTree, Inc.	64,836	10,463,882
*	Limestone Bancorp, Inc.	1,480	27,010
	Live Oak Bancshares, Inc.	178,004	15,874,397
	Luther Burbank Corp.	53,038	769,581
	Macatawa Bank Corp.	235,689	1,979,788
#*	Magyar Bancorp, Inc.	2,198	24,859
#*	Maiden Holdings Ltd.	989,946	3,227,224
#*	MainStreet Bancshares, Inc.	3,854	96,350
*	Malvern Bancorp, Inc.	5,335	89,681
	Manning & Napier, Inc.	60,014	579,135
	Marlin Business Services Corp.	113,586	2,603,391
*	MBIA, Inc.	278,964	4,335,101
	Mercantile Bank Corp.	145,594	5,004,066
	Merchants Bancorp	28,097	1,248,350
	Mercury General Corp.	420,973	22,938,819
	Meridian Bancorp, Inc.	404,183	9,377,046
	Meridian Corp.	2,224	67,165
	Meta Financial Group, Inc.	272,561	15,110,782
#	Metrocity Bankshares, Inc.	8,174	192,089
*	Metropolitan Bank Holding Corp.	25,523	2,319,020
	MGIC Investment Corp.	324,134	5,238,005
#	Mid Penn Bancorp, Inc.	12,637	354,089
	Middlefield Banc Corp.	769	19,225
	Midland States Bancorp, Inc.	89,470	2,295,800
	MidWestOne Financial Group, Inc.	55,494	1,739,737
	Moelis & Co., Class A	340,485	24,766,879
*	Mr Cooper Group, Inc.	303,731	13,315,567
#	MVB Financial Corp.	18,108	773,031
	National Bank Holdings Corp., Class A	245,362	10,641,350
#	National Bankshares, Inc.	8,235	306,754
	National Western Life Group, Inc., Class A	15,426	3,316,744
	Navient Corp.	1,679,441	33,084,988
	NBT Bancorp, Inc.	338,103	12,404,999
	Nelnet, Inc., Class A	255,711	21,129,400
#	New York Community Bancorp, Inc.	755,854	9,395,265
*	NI Holdings, Inc.	2,804	55,744
*	Nicholas Financial, Inc.	51,646	614,587
#*	Nicolet Bankshares, Inc.	59,426	4,272,135

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	NMI Holdings, Inc., Class A	450,786	$10,945,084
	Northeast Bank	64,512	2,135,347
	Northfield Bancorp, Inc.	400,846	7,034,847
	Northrim BanCorp, Inc.	60,780	2,699,848
	Northwest Bancshares, Inc.	964,704	13,312,915
	Norwood Financial Corp.	4,636	121,324
	OceanFirst Financial Corp.	223,403	4,952,845
*	Ocwen Financial Corp.	19,436	610,485
	OFG Bancorp	437,460	11,330,214
	Ohio Valley Banc Corp.	9,189	256,006
	Old National Bancorp	1,273,186	21,746,017
	Old Republic International Corp.	273,899	7,074,811
	Old Second Bancorp, Inc.	145,655	1,972,169
	OneMain Holdings, Inc.	113,590	5,998,688
	OP Bancorp	1,608	17,817
*	Open Lending Corp., Class A	8,084	254,808
*	Oportun Financial Corp.	9,156	212,694
	Oppenheimer Holdings, Inc., Class A	68,996	3,591,242
	Origin Bancorp, Inc.	34,414	1,534,864
	Orrstown Financial Services, Inc.	36,629	868,474
*	Oxbridge Re Holdings Ltd.	33,640	111,012
	Pacific Premier Bancorp, Inc.	686,284	28,817,065
	PacWest Bancorp	234,380	11,126,019
*	Palomar Holdings, Inc.	5,071	463,743
#	Park National Corp.	81,502	10,480,342
	Parke Bancorp, Inc.	31,216	692,059
#	PCB Bancorp	7,777	165,650
	PCSB Financial Corp.	50,645	967,826
	Peapack-Gladstone Financial Corp.	181,824	6,100,195
	Penns Woods Bancorp, Inc.	40,502	963,948
	PennyMac Financial Services, Inc.	36,957	2,293,551
	Peoples Bancorp of North Carolina, Inc.	9,341	262,482
	Peoples Bancorp, Inc.	238,685	7,628,373
#	Peoples Financial Services Corp.	5,183	237,278
	People’s United Financial, Inc.	242,291	4,152,868
	Pinnacle Financial Partners, Inc.	75,177	7,259,843
	Piper Sandler Cos	82,196	13,536,859
	PJT Partners, Inc., Class A	147,780	12,086,926
	Popular, Inc.	186,461	15,185,384
*	PRA Group, Inc.	354,610	15,205,677
	Preferred Bank	137,117	9,402,113
	Premier Financial Corp.	296,839	9,463,227
	Primerica, Inc.	119,381	20,084,659
	Primis Financial Corp.	90,554	1,371,893
	ProAssurance Corp.	64,265	1,472,311
*	Professional Holding Corp., Class A	3,026	56,738
	PROG Holdings, Inc.	572,726	23,166,767
	Prosperity Bancshares, Inc.	13,524	1,018,492
	Provident Bancorp, Inc.	3,898	70,242
#	Provident Financial Holdings, Inc.	55,925	953,521
	Provident Financial Services, Inc.	570,795	14,132,884
	Prudential Bancorp, Inc.	17,397	260,781
#	Pzena Investment Management, Inc., Class A	165,370	1,799,226
	QCR Holdings, Inc.	121,141	6,679,715
	Radian Group, Inc.	176,040	4,202,075
#	RBB Bancorp	62,983	1,616,774
#	Red River Bancshares, Inc.	5,416	283,690
	Regional Management Corp.	121,718	6,217,355
	Reliant Bancorp, Inc.	19,728	668,385

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings Ltd.	2,090	$296,362
#	Renasant Corp.	423,836	15,855,705
	Republic Bancorp, Inc., Class A	109,988	5,941,552
#*	Republic First Bancorp, Inc.	126,850	393,235
	Richmond Mutual BanCorp, Inc.	4,531	72,043
	Riverview Bancorp, Inc.	212,019	1,566,820
	RLI Corp.	319,331	34,586,741
	S&T Bancorp, Inc.	242,696	7,416,790
*	Safeguard Scientifics, Inc.	87,762	736,323
	Safety Insurance Group, Inc.	136,042	10,667,053
	Salisbury Bancorp, Inc.	3,175	166,053
	Sandy Spring Bancorp, Inc.	304,370	14,445,400
	SB Financial Group, Inc.	790	14,773
	Seacoast Banking Corp. of Florida	380,161	13,849,265
#*	Security National Financial Corp., Class A	5,550	49,007
	Selective Insurance Group, Inc.	454,155	35,592,127
#	ServisFirst Bancshares, Inc.	379,168	30,450,982
	Severn Bancorp, Inc.	1,000	13,630
	Shore Bancshares, Inc.	66,348	1,226,111
	Sierra Bancorp.	143,968	3,593,441
	Silvercrest Asset Management Group, Inc., Class A	37,358	597,728
	Simmons First National Corp., Class A	831,860	24,864,295
*	SiriusPoint Ltd.	257,910	2,424,354
	SLM Corp.	763,479	14,009,840
	SmartFinancial, Inc.	43,660	1,134,723
#	Sound Financial Bancorp, Inc.	100	4,312
	South Plains Financial, Inc.	7,036	183,358
	South State Corp.	415,287	32,429,762
*	Southern First Bancshares, Inc.	76,116	4,100,369
	Southern Missouri Bancorp, Inc.	42,435	2,308,464
	Southside Bancshares, Inc.	250,853	10,365,246
	Spirit of Texas Bancshares, Inc.	21,744	529,032
	State Auto Financial Corp.	384,256	19,716,175
	Sterling Bancorp	1,279,378	32,560,170
#*	Sterling Bancorp, Inc.	26,863	145,329
	Stewart Information Services Corp.	253,245	18,023,447
	Stifel Financial Corp.	494,464	36,031,592
#	Stock Yards Bancorp, Inc.	201,734	12,356,207
*	StoneX Group, Inc.	186,424	12,883,763
	Summit Financial Group, Inc.	39,152	983,890
	Summit State Bank	818	14,262
	Synovus Financial Corp.	264,671	12,331,022
	Territorial Bancorp, Inc.	86,150	2,161,503
*	Texas Capital Bancshares, Inc.	352,716	21,374,590
	TFS Financial Corp.	25,910	504,209
	Timberland Bancorp, Inc.	85,834	2,381,893
	Tiptree, Inc.	326,074	5,090,015
	Tompkins Financial Corp.	117,640	9,659,420
	Towne Bank	552,372	17,410,765
	TriCo Bancshares	228,253	10,004,329
*	TriState Capital Holdings, Inc.	283,161	8,508,988
*	Triumph Bancorp, Inc.	146,154	17,143,864
#*	Trupanion, Inc.	16,704	1,710,490
	TrustCo Bank Corp. NY	163,452	5,485,449
	Trustmark Corp.	487,268	15,499,995
	U.S. Global Investors, Inc., Class A	6,957	42,646
	UMB Financial Corp.	402,166	39,742,044
	Umpqua Holdings Corp.	694,585	14,204,263
*	Unico American Corp.	11,600	38,744

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Union Bankshares, Inc.	2,252	$72,064
	United Bancshares, Inc.	900	26,298
#	United Bankshares, Inc.	843,290	31,193,297
	United Community Banks, Inc.	675,861	23,546,997
	United Fire Group, Inc.	178,599	3,648,778
	United Insurance Holdings Corp.	43,081	164,569
#	United Security Bancshares	50,640	400,562
	Unity Bancorp, Inc.	62,599	1,586,885
	Universal Insurance Holdings, Inc.	240,115	3,546,499
	Univest Financial Corp.	258,365	7,415,075
	Unum Group	443,468	11,295,130
	Valley National Bancorp.	2,933,138	38,893,410
	Value Line, Inc.	23,208	799,516
	Veritex Holdings, Inc.	68,498	2,804,993
#	Victory Capital Holdings, Inc., Class A	7,847	297,401
	Virtu Financial, Inc., Class A	305,010	7,588,649
	Virtus Investment Partners, Inc.	68,727	21,992,640
	Walker & Dunlop, Inc.	298,159	38,781,541
	Washington Federal, Inc.	644,981	22,806,528
	Washington Trust Bancorp, Inc.	165,568	9,049,947
	Waterstone Financial, Inc.	285,366	5,898,515
#	Webster Financial Corp.	152,906	8,556,620
	WesBanco, Inc.	449,946	15,644,622
#	West BanCorp, Inc.	162,381	5,147,478
	Westamerica BanCorp.	184,313	10,277,293
	Western New England Bancorp, Inc.	262,287	2,552,053
	Westwood Holdings Group, Inc.	53,861	937,181
	White Mountains Insurance Group Ltd.	19,782	20,869,812
	Wintrust Financial Corp.	290,642	25,721,817
#	WisdomTree Investments, Inc.	475,474	3,038,279
#*	World Acceptance Corp.	62,637	11,612,273
	WSFS Financial Corp.	365,175	18,919,717
#	WVS Financial Corp.	4,423	68,866

TOTAL FINANCIALS			3,380,154,383

HEALTH CARE — (11.5%)
#*	AC Immune SA	3,624	23,339
*	Acadia Healthcare Co., Inc.	785,278	48,687,236
*	ACADIA Pharmaceuticals, Inc.	106,730	1,915,803
#*	Accuray, Inc.	682,460	3,405,475
»††	Achillion Pharmaceuticals, Inc.	2,084,145	3,022,010
#*	Aclaris Therapeutics, Inc.	6,719	116,575
*	Acorda Therapeutics, Inc.	7,488	30,476
#*	Actinium Pharmaceuticals, Inc.	9,929	77,943
*	Adaptive Biotechnologies Corp.	52,994	1,770,530
*	Addus HomeCare Corp.	98,748	9,232,938
*	Adial Pharmaceuticals, Inc.	18,612	59,745
#*	Adverum Biotechnologies, Inc.	5,403	12,265
#*	Aeglea BioTherapeutics, Inc.	197,100	1,442,772
*	Aethlon Medical, Inc.	82,430	295,924
#*	Agios Pharmaceuticals, Inc.	143,483	6,743,701
*	AIM ImmunoTech, Inc.	140,002	250,604
#*	Akebia Therapeutics, Inc.	153,352	440,120
#*	Akero Therapeutics, Inc.	24,903	535,165
#*	Albireo Pharma, Inc.	79,278	2,316,503
#*	Aldeyra Therapeutics, Inc.	81,041	737,473
#*	Alector, Inc.	23,657	514,303
#*	Alkermes PLC	836,873	25,348,883
*	Allied Healthcare Products, Inc.	5,219	27,556

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Allogene Therapeutics, Inc.	193,580	$3,337,319
#*	Allscripts Healthcare Solutions, Inc.	1,426,524	19,657,501
#*	Alphatec Holdings, Inc.	63,304	742,556
*	Amedisys, Inc.	49,077	8,310,699
*	American Shared Hospital Services	3,446	10,062
*	AMN Healthcare Services, Inc.	438,406	43,270,672
*	Amneal Pharmaceuticals, Inc.	301,850	1,657,156
*	Amphastar Pharmaceuticals, Inc.	339,076	6,333,940
*	AnaptysBio, Inc.	143,243	4,712,695
*	AngioDynamics, Inc.	365,783	10,461,394
*	ANI Pharmaceuticals, Inc.	22,262	832,154
#*	Anika Therapeutics, Inc.	121,069	5,042,524
#*	Antares Pharma, Inc.	209,702	784,285
#*	Apollo Medical Holdings, Inc.	72,992	5,009,441
#*	Applied Genetic Technologies Corp.	112,554	291,515
#*	Applied Therapeutics, Inc.	12,415	182,128
*	Apyx Medical Corp.	170,555	2,438,936
»††	Aquamed Technologies, Inc.	5,362	0
#*	Arcus Biosciences, Inc.	21,452	717,355
#*	Arcutis Biotherapeutics, Inc.	8,074	171,007
*	Arena Pharmaceuticals, Inc.	169,223	9,711,708
*	Arvinas, Inc.	25,693	2,224,500
*	Assembly Biosciences, Inc.	66,154	208,385
#*	Atara Biotherapeutics, Inc.	197,124	3,051,480
#*	Athenex, Inc.	79,266	201,336
*	AtriCure, Inc.	238,305	17,887,173
#	Atrion Corp.	13,728	9,993,984
#*	aTyr Pharma, Inc.	103,140	885,973
*	Avanos Medical, Inc.	318,911	10,058,453
#*	Avid Bioservices, Inc.	263,997	8,099,428
#*	Avidity Biosciences, Inc.	22,355	502,987
*	AxoGen, Inc.	111,864	1,699,214
#*	Axonics, Inc.	206,565	15,151,543
#*	Beyond Air, Inc.	1,700	17,459
*	Beyondspring, Inc.	2,973	41,087
*	BioDelivery Sciences International, Inc.	293,357	1,196,897
*	BioLife Solutions, Inc.	35,008	1,860,675
#*	Bio-Path Holdings, Inc.	5,874	27,843
*	Blueprint Medicines Corp.	151,642	17,058,209
*	Brookdale Senior Living, Inc.	941,774	6,121,531
#*	Capital Senior Living Corp.	10,252	289,311
*	Capricor Therapeutics, Inc.	13,688	50,919
#*	Cara Therapeutics, Inc.	62,577	1,053,171
*	Cardiovascular Systems, Inc.	40,922	1,435,544
#*	CareCloud, Inc.	57,363	443,416
*	CareDx, Inc.	76,834	3,918,534
*	Castle Biosciences, Inc.	35,281	2,199,770
*	Catalyst Biosciences, Inc.	66,324	218,206
*	Catalyst Pharmaceuticals, Inc.	380,157	2,242,926
*	Celldex Therapeutics, Inc.	100,279	4,265,869
*	Champions Oncology, Inc.	63,937	624,664
#*	Checkpoint Therapeutics, Inc.	200	702
	Chemed Corp.	13,283	6,405,727
*	ChemoCentryx, Inc.	78,226	2,723,047
*	Chimerix, Inc.	723,094	3,789,013
#*	Chinook Therapeutics, Inc.	22,944	246,419
*	Cidara Therapeutics, Inc.	6,454	10,197
#*	Codexis, Inc.	315,597	10,973,308
#*	Collegium Pharmaceutical, Inc.	225,933	4,435,065

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Community Health Systems, Inc.	984,565	$12,897,801
*	Computer Programs & Systems, Inc.	102,972	3,717,289
*	Concert Pharmaceuticals, Inc.	124,129	340,113
#	CONMED Corp.	231,981	33,934,181
#»††	Contra Aduro Biotech I	57,164	102,324
»	Contra Clementia Pharm, Inc.	2,928	0
»	Contra Pfenex, Inc.	131,695	98,771
#*	ContraFect Corp.	22,156	83,528
#*	Corcept Therapeutics, Inc.	668,110	12,025,980
*	CorVel Corp.	163,614	29,977,357
*	Corvus Pharmaceuticals, Inc.	61,886	280,344
*	Covetrus, Inc.	87,482	1,766,262
#*	Crinetics Pharmaceuticals, Inc.	95,434	2,379,170
*	Cross Country Healthcare, Inc.	375,714	7,788,551
*	CryoLife, Inc.	308,776	6,373,137
#*	Cue Biopharma, Inc.	254,030	3,101,706
*	Cumberland Pharmaceuticals, Inc.	117,122	315,058
#*	Cutera, Inc.	169,291	7,279,513
#*	Cyclacel Pharmaceuticals, Inc.	22,730	111,604
#*	Cyclerion Therapeutics, Inc.	49,766	127,401
*	CytomX Therapeutics, Inc.	3,582	21,241
#*	CytoSorbents Corp.	122,957	724,217
*	Deciphera Pharmaceuticals, Inc.	80,707	2,694,807
*	Denali Therapeutics, Inc.	183,154	8,855,496
#*	Eagle Pharmaceuticals, Inc.	81,457	4,265,903
#*	Edesa Biotech, Inc.	5,917	48,638
#*	Editas Medicine, Inc.	259,608	9,532,806
#*	Eiger BioPharmaceuticals, Inc.	43,464	292,947
#»††	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	61,656	676,983
#*	Emergent BioSolutions, Inc.	318,273	15,172,074
*	Enanta Pharmaceuticals, Inc.	154,457	13,260,133
	Encompass Health Corp.	94,894	6,031,463
#	Ensign Group, Inc.	483,114	37,687,723
*	Envista Holdings Corp.	459,095	17,950,614
#*	Enzo Biochem, Inc.	202,237	695,695
#*	Epizyme, Inc.	16,005	67,221
#*	Equillium, Inc.	2,900	18,299
#*	Evolent Health, Inc., Class A	763,687	22,353,118
#*	Exagen, Inc.	19,124	222,221
*	Exelixis, Inc.	553,925	11,914,927
*	EyePoint Pharmaceuticals, Inc.	5,180	59,415
*	Fate Therapeutics, Inc.	90,584	4,873,419
*	Five Star Senior Living, Inc.	17,870	73,446
#*	Fluidigm Corp.	426,209	2,194,976
*	FONAR Corp.	26,112	417,792
#*	Forma Therapeutics Holdings, Inc.	38,226	709,475
#*	G1 Therapeutics, Inc.	18,905	273,933
*	Generation Bio Co.	30,607	641,523
#*	GlycoMimetics, Inc.	115,683	220,955
*	Gritstone bio, Inc.	37,159	408,377
*	Haemonetics Corp.	43,776	3,007,849
*	Halozyme Therapeutics, Inc.	410,419	15,624,651
*	Hanger, Inc.	159,901	2,986,951
#*	Harmony Biosciences Holdings, Inc.	47,950	1,988,486
*	Harrow Health, Inc.	48,729	491,676
*	Harvard Bioscience, Inc.	444,549	3,347,454
#*	Health Catalyst, Inc.	86,053	4,529,830
*	HealthEquity, Inc.	81,879	5,418,752

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	HealthStream, Inc.	281,678	$7,495,452
*	Heat Biologics, Inc.	33,607	179,461
#*	Heska Corp.	78,985	17,655,517
#*	Homology Medicines, Inc.	48,286	276,679
#*	HTG Molecular Diagnostics, Inc.	2,900	17,052
#*	Icad, Inc.	19,389	204,554
*	ICU Medical, Inc.	100,588	23,550,668
*	Ideaya Biosciences, Inc.	30,055	644,379
*	IGM Biosciences, Inc.	9,311	436,872
*	ImmuCell Corp.	2,602	22,898
#*	Inari Medical, Inc.	122,243	11,065,436
#*	InfuSystem Holdings, Inc.	19,898	330,904
#*	Innoviva, Inc.	777,421	13,565,996
*	Inogen, Inc.	133,872	5,308,025
#*	Inotiv, Inc.	44,275	2,142,467
#*	Inovalon Holdings, Inc., Class A	342,894	13,986,646
#*	Insmed, Inc.	144,668	4,361,740
*	Integer Holdings Corp.	251,390	22,630,128
#*	Integra LifeSciences Holdings Corp.	408,305	27,135,950
*	Intellia Therapeutics, Inc.	413,739	55,019,012
#*	Intra-Cellular Therapies, Inc.	97,619	4,204,450
#*	IntriCon Corp.	76,349	1,297,933
#*	Invacare Corp.	114,872	567,468
*	Iovance Biotherapeutics, Inc.	228,273	5,549,317
*	iRadimed Corp.	21,699	809,807
*	iRhythm Technologies, Inc.	5,486	384,788
*	IRIDEX Corp.	67,135	514,925
#*	Ironwood Pharmaceuticals, Inc.	835,238	10,665,989
*	iTeos Therapeutics, Inc.	37,876	1,013,183
*	IVERIC bio, Inc.	336,225	5,951,182
#*	Joint Corp.	115,728	10,123,885
*	Jounce Therapeutics, Inc.	261,567	2,296,558
#*	KalVista Pharmaceuticals, Inc.	43,090	774,758
#*	Karuna Therapeutics, Inc.	62,680	8,799,018
*	Kewaunee Scientific Corp.	17,491	223,885
*	Kezar Life Sciences, Inc.	80,072	640,576
#*	Kiniksa Pharmaceuticals Ltd., Class A	1,290	13,403
#*	Kodiak Sciences, Inc.	61,717	7,226,444
#*	Krystal Biotech, Inc.	2,794	139,951
#*	Kura Oncology, Inc.	159,287	2,615,493
#*	Lantheus Holdings, Inc.	517,833	12,112,114
#*	Larimar Therapeutics, Inc.	1,415	16,909
	LeMaitre Vascular, Inc.	196,525	10,221,265
#*	LENSAR, Inc.	102,775	734,841
*	Lexicon Pharmaceuticals, Inc.	115,857	612,884
*	LHC Group, Inc.	162,251	21,837,362
*	Ligand Pharmaceuticals, Inc.	81,066	11,830,772
*	Lineage Cell Therapeutics, Inc.	63,528	144,844
#*	LivaNova PLC	308,834	23,693,744
*	MacroGenics, Inc.	341,458	6,668,675
#*	Madrigal Pharmaceuticals, Inc.	13,494	1,049,158
*	Magellan Health, Inc.	210,306	19,943,318
*»††	MedCath Corp.	65,962	0
*	MediciNova, Inc.	9,742	32,733
*	MEDNAX, Inc.	446,225	12,150,707
*	Medpace Holdings, Inc.	239,411	54,238,562
*	MEI Pharma, Inc.	91,516	258,075
#*	MeiraGTx Holdings PLC	59,334	1,275,681
*	Meridian Bioscience, Inc.	402,725	7,575,257

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Merit Medical Systems, Inc.	448,544	$30,169,069
#*	Merrimack Pharmaceuticals, Inc.	115,240	495,532
*	Mersana Therapeutics, Inc.	10,600	90,736
#	Mesa Laboratories, Inc.	13,858	4,236,391
*	Microbot Medical, Inc.	36,940	267,076
#*	Milestone Pharmaceuticals, Inc.	9,747	54,681
#*	Minerva Neurosciences, Inc.	91,464	128,050
#*»	Misonix, Inc.	526	14,202
*	ModivCare, Inc.	127,718	20,788,659
#*	Molecular Templates, Inc.	87,651	457,538
*	Morphic Holding, Inc.	61,730	3,549,475
#*	Mustang Bio, Inc.	24,841	55,644
*	Myomo, Inc.	4,827	48,898
*	Myriad Genetics, Inc.	646,443	19,891,051
#*	NanoString Technologies, Inc.	13,744	663,835
*	NanoViricides, Inc.	14,424	68,370
	National HealthCare Corp.	72,389	5,062,887
	National Research Corp.	145,473	6,298,981
*	Natus Medical, Inc.	277,793	6,958,715
#*	Nektar Therapeutics	163,613	2,480,373
*	Neogen Corp.	725,905	30,713,041
#*	NeoGenomics, Inc.	555,232	25,540,672
#*	NeuroMetrix, Inc.	15,870	128,864
#*	Nevro Corp.	27,767	3,158,219
#*	NextCure, Inc.	10,937	89,902
*	NextGen Healthcare, Inc.	396,108	6,519,938
*	NGM Biopharmaceuticals, Inc.	21,849	403,551
*	NuVasive, Inc.	397,083	21,188,349
#*	ObsEva SA	25,157	65,408
#*	Omnicell, Inc.	379,052	67,528,114
*	Opiant Pharmaceuticals, Inc.	16,991	400,478
#*	OptimizeRx Corp.	75,059	7,258,205
*	Option Care Health, Inc.	943,431	25,783,969
#*	OraSure Technologies, Inc.	515,429	5,499,627
#*	Organogenesis Holdings, Inc.	20,190	221,686
#*	Orgenesis, Inc.	5,985	28,788
*	Orthofix Medical, Inc.	2,781	100,060
#*	OrthoPediatrics Corp.	62,545	4,451,328
#*	Otonomy, Inc.	49,402	103,744
	Owens & Minor, Inc.	658,764	23,636,452
#*	Pacira BioSciences, Inc.	192,711	10,074,931
	Patterson Cos., Inc.	810,516	25,336,730
#*»††	PDL BioPharma, Inc.	1,354,466	3,508,067
*	PDS Biotechnology Corp.	5,426	65,329
*	Pennant Group, Inc.	240,037	6,137,746
	Perrigo Co. PLC	484,236	21,863,255
#*	PetIQ, Inc.	92,981	2,329,174
#*	Phathom Pharmaceuticals, Inc.	12,725	299,419
	Phibro Animal Health Corp., Class A	42,279	927,601
#*	Pieris Pharmaceuticals, Inc.	89,720	410,918
*	Precigen, Inc.	50,485	243,843
#*	Precipio, Inc.	11,538	27,230
#*	Precision BioSciences, Inc.	29,862	283,390
	Premier, Inc., Class A	411,245	16,017,993
*	Prestige Consumer Healthcare, Inc.	454,195	27,247,158
#*	Pro-Dex, Inc.	25,019	607,211
#»††	Progenic Pharmaceuticals, Inc.	310,647	108,726
*	Progyny, Inc.	338,510	20,794,669
*	Protagonist Therapeutics, Inc.	268,981	8,381,448

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Prothena Corp. PLC	393,536	$21,782,218
#*	Psychemedics Corp.	12,821	106,543
*	Puma Biotechnology, Inc.	3,280	16,728
*	Quanterix Corp.	21,684	1,097,427
*	Quidel Corp.	117,687	15,625,303
*	R1 RCM, Inc.	312,872	6,789,322
*	RadNet, Inc.	469,998	14,612,238
#*	RAPT Therapeutics, Inc.	41,069	1,296,959
*	REGENXBIO, Inc.	211,782	7,505,554
#*	Relmada Therapeutics, Inc.	8,895	208,766
#*	Repare Therapeutics, Inc.	32,666	816,977
*	Replimune Group, Inc.	6,327	186,710
#*	Revance Therapeutics, Inc.	29,722	408,677
»††	Rexahn Pharmaceuticals, Inc.	246	84
*	Rigel Pharmaceuticals, Inc.	212,162	712,864
#*	Rocket Pharmaceuticals, Inc.	35,440	1,052,922
#*	Rubius Therapeutics, Inc.	7,713	109,602
*	Sage Therapeutics, Inc.	21,173	854,542
#*	Sangamo Therapeutics, Inc.	74,868	607,928
#*	Satsuma Pharmaceuticals, Inc.	70,302	407,752
#*	Scholar Rock Holding Corp.	18,388	483,604
*	Schrodinger, Inc.	11,399	622,157
#*	scPharmaceuticals, Inc.	36,723	215,931
*	SeaSpine Holdings Corp.	246,439	3,686,727
	Select Medical Holdings Corp.	1,278,142	42,459,877
#*	SELLAS Life Sciences Group, Inc.	9,526	82,781
*	Sharps Compliance Corp.	12,906	106,475
*	Shockwave Medical, Inc.	21,072	4,503,086
#*	SI-BONE, Inc.	30,835	695,329
#*	SIGA Technologies, Inc.	223,327	1,610,188
#	Simulations Plus, Inc.	3,405	171,953
*	Sio Gene Therapies, Inc.	158,475	302,687
*	Solid Biosciences, Inc.	17,686	35,903
#*	Sonoma Pharmaceuticals, Inc.	2,500	14,500
#*	Spectrum Pharmaceuticals, Inc.	18,334	33,551
#*	Spero Therapeutics, Inc.	74,142	1,301,934
*	STAAR Surgical Co.	179,476	21,260,727
*	Stereotaxis, Inc.	91,871	542,039
*	Stoke Therapeutics, Inc.	773	17,648
#*	Strata Skin Sciences, Inc.	20,244	36,844
#*	SunLink Health Systems, Inc.	33,317	79,961
#*	Supernus Pharmaceuticals, Inc.	446,470	13,327,129
#*	Surface Oncology, Inc.	13,412	99,517
#*	Surgalign Holdings, Inc.	674,955	648,834
#*	Surgery Partners, Inc.	355,968	14,644,524
*	Surmodics, Inc.	132,108	7,353,131
*	Sutro Biopharma, Inc.	63,002	1,270,120
*	Syndax Pharmaceuticals, Inc.	214,988	4,181,517
#*	Synlogic, Inc.	12,810	32,794
*	Tactile Systems Technology, Inc.	44,834	1,546,325
*	Taro Pharmaceutical Industries Ltd.	30,171	1,676,602
*	Tenet Healthcare Corp.	957,236	68,595,532
»	Tetraphase Pharmaceuticals, Inc.	2,198	440
#*	Tivity Health, Inc.	198,643	4,970,048
#*	Tracon Pharmaceuticals, Inc.	5,100	18,870
#*	TransMedics Group, Inc.	137,876	3,781,939
#*	Travere Therapeutics, Inc.	290,454	8,367,980
#*	Tricida, Inc.	14,938	68,267
#*	Triple-S Management Corp., Class B	220,608	7,785,256

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Turning Point Therapeutics, Inc.	31,749	$1,320,123
*	Twist Bioscience Corp.	79,895	9,491,526
#	U.S. Physical Therapy, Inc.	110,388	11,906,450
*	Ultragenyx Pharmaceutical, Inc.	49,387	4,144,557
*	United Therapeutics Corp.	63,835	12,177,165
	Utah Medical Products, Inc.	40,596	3,930,911
*	Vanda Pharmaceuticals, Inc.	279,477	4,784,646
#*	Varex Imaging Corp.	263,461	7,073,928
*	Venus Concept, Inc.	66,378	126,118
*	Verastem, Inc.	835,568	2,172,477
#*	Vericel Corp.	225,258	10,366,373
#*	Verrica Pharmaceuticals, Inc.	5,732	72,166
*	ViewRay, Inc.	432,560	3,162,014
#*	Viking Therapeutics, Inc.	262,104	1,525,445
#*	Vir Biotechnology, Inc.	52,227	1,970,525
*	Viveve Medical, Inc.	26,193	55,791
#*	Vocera Communications, Inc.	235,124	13,303,316
#*	VolitionRX Ltd.	4,939	16,447
	XBiotech, Inc.	7,622	111,739
*	Xencor, Inc.	54,441	2,153,686
*	Xenetic Biosciences, Inc.	48,755	81,421
*	Xenon Pharmaceuticals, Inc.	53,526	1,667,335
#*	Xeris Biopharma Holdings, Inc.	179,077	333,083
#*	XOMA Corp.	710	17,750
#*	Yield10 Bioscience, Inc.	1,039	6,203
#*	Y-mAbs Therapeutics, Inc.	31,781	780,541
#*	Zogenix, Inc.	113,460	1,739,342
#*	Zynerba Pharmaceuticals, Inc.	20,902	80,055

TOTAL HEALTH CARE			2,003,660,049

INDUSTRIALS — (19.6%)
	AAON, Inc.	446,622	32,000,466
*	AAR Corp.	250,359	8,855,198
	ABM Industries, Inc.	474,228	20,870,774
*	Acacia Research Corp.	194,340	1,113,568
	ACCO Brands Corp.	851,421	7,041,252
	Acme United Corp.	21,848	808,376
	Acuity Brands, Inc.	19,687	4,044,300
	ADT, Inc.	32,626	272,427
	Advanced Drainage Systems, Inc.	246,248	27,776,774
#	Aerojet Rocketdyne Holdings, Inc.	707,916	31,155,383
*	AeroVironment, Inc.	160,327	14,286,739
	Air Lease Corp.	255,780	10,243,989
*	Air Transport Services Group, Inc.	434,837	10,823,093
	Alamo Group, Inc.	95,121	14,382,295
	Albany International Corp., Class A	252,280	20,346,382
*	Allegiant Travel Co.	109,803	19,245,172
	Allied Motion Technologies, Inc.	163,643	5,752,051
	Allison Transmission Holdings, Inc.	82,281	2,744,894
#*	Alpha Pro Tech Ltd.	20,453	123,127
#*	Alta Equipment Group, Inc.	2,578	37,201
	Altra Industrial Motion Corp.	138,835	7,240,245
#*	Ameresco, Inc., Class A	218,463	17,942,366
#*	American Superconductor Corp.	18,008	330,987
*	American Woodmark Corp.	128,178	8,810,956
*	API Group Corp.	12,879	280,505
	Apogee Enterprises, Inc.	211,309	8,860,186
	Applied Industrial Technologies, Inc.	286,270	27,905,600
	ArcBest Corp.	215,575	19,369,414

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Arcosa, Inc.	48,512	$2,509,526
	Argan, Inc.	122,187	5,041,436
*	Armstrong Flooring, Inc.	101,467	288,166
	Armstrong World Industries, Inc.	396,005	41,837,928
*	Art’s-Way Manufacturing Co., Inc.	400	1,484
*	ASGN, Inc.	440,303	52,686,657
	Astec Industries, Inc.	130,754	6,979,649
*	Astronics Corp.	50,680	653,772
#*	Astronics Corp., Class B	46,658	594,656
*	Atkore, Inc.	260,996	24,671,952
#*	Atlas Air Worldwide Holdings, Inc.	231,457	18,775,792
*	Avalon Holdings Corp., Class A	19,443	74,467
#*	Avis Budget Group, Inc.	412,990	71,575,297
*	AZEK Co., Inc.	6,223	228,322
	AZZ, Inc.	132,280	7,028,036
	Barnes Group, Inc.	370,456	15,536,925
	Barrett Business Services, Inc.	67,712	5,552,384
*	Beacon Roofing Supply, Inc.	526,081	27,813,902
	BGSF, Inc.	26,908	323,703
#*	Blue Bird Corp.	159,722	3,132,148
	Boise Cascade Co.	329,601	18,662,009
	Brady Corp., Class A	370,081	19,277,519
*	BrightView Holdings, Inc.	46,899	743,818
	Brink’s Co.	325,243	22,402,738
#*	Broadwind, Inc.	23,943	69,674
	BWX Technologies, Inc.	27,802	1,577,485
*	CACI International, Inc., Class A	76,400	21,975,696
	CAI International, Inc.	149,724	8,374,063
*	Casella Waste Systems, Inc., Class A	427,677	37,088,149
*	CBIZ, Inc.	412,106	15,128,411
*	CECO Environmental Corp.	282,306	1,942,265
#*	Chart Industries, Inc.	309,632	54,965,873
	Chicago Rivet & Machine Co.	3,325	89,443
*	Cimpress PLC	193,828	17,312,717
#*	CIRCOR International, Inc.	177,668	5,070,645
*	Civeo Corp.	7,226	163,091
*	Clean Harbors, Inc.	380,304	42,799,412
*	Colfax Corp.	732,951	37,834,931
	Columbus McKinnon Corp.	172,781	8,167,358
	Comfort Systems USA, Inc.	326,049	29,823,702
*	Commercial Vehicle Group, Inc.	322,690	3,239,808
	CompX International, Inc.	11,309	244,274
#*	Concrete Pumping Holdings, Inc.	7,045	60,587
#*	Construction Partners, Inc., Class A	43,562	1,551,243
#*	Copa Holdings SA, Class A	75,218	5,563,123
*	Cornerstone Building Brands, Inc.	275,720	3,945,553
	Costamare, Inc.	450,058	6,035,278
	Covanta Holding Corp.	1,059,585	21,382,425
*	Covenant Logistics Group, Inc.	158,509	4,501,656
#*	CPI Aerostructures, Inc.	76,064	228,192
	CRA International, Inc.	60,296	6,621,707
	Crane Co.	1,800	185,904
#	CSW Industrials, Inc.	113,680	15,758,322
	Curtiss-Wright Corp.	5,316	678,747
#*	Daseke, Inc.	56,295	531,988
	Deluxe Corp.	290,628	10,366,701
	Douglas Dynamics, Inc.	206,814	8,748,232
*	Ducommun, Inc.	101,218	4,897,939
*	DXP Enterprises, Inc.	162,796	5,365,756

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Dycom Industries, Inc.	254,731	$20,230,736
#*	Eagle Bulk Shipping, Inc.	36,524	1,572,358
#	Eastern Co.	40,205	966,126
*	Echo Global Logistics, Inc.	215,415	10,389,465
	EMCOR Group, Inc.	157,075	19,083,042
	Encore Wire Corp.	158,761	21,283,500
*	Energy Recovery, Inc.	45,874	932,160
	Enerpac Tool Group Corp.	371,245	7,755,308
	EnerSys	294,800	23,595,792
#	Eneti, Inc.	35,641	505,033
	Ennis, Inc.	180,293	3,414,749
	EnPro Industries, Inc.	142,383	12,766,060
	ESCO Technologies, Inc.	181,670	15,362,015
	Espey Manufacturing & Electronics Corp.	10,912	165,099
*	EVI Industries, Inc.	7,443	234,455
*	Evoqua Water Technologies Corp.	119,179	4,985,258
*	ExOne Co.	10,900	250,918
	Exponent, Inc.	454,397	52,164,776
	Federal Signal Corp.	543,460	23,265,523
	Flowserve Corp.	168,855	5,676,905
#*	Fluor Corp.	36,625	711,990
*	Forrester Research, Inc.	178,052	9,481,269
	Forward Air Corp.	219,593	22,082,272
*	Franklin Covey Co.	129,282	5,462,164
	Franklin Electric Co., Inc.	382,583	33,047,520
*	FTI Consulting, Inc.	283,299	40,772,392
*	Gates Industrial Corp. PLC	73,443	1,207,403
#	GATX Corp.	298,931	28,353,605
	Genco Shipping & Trading Ltd.	262,762	4,511,624
*	Gencor Industries, Inc.	132,349	1,477,015
*	Gibraltar Industries, Inc.	253,980	16,549,337
#	Global Industrial Co.	193,907	7,868,746
*	GMS, Inc.	216,713	10,733,795
#	Gorman-Rupp Co.	264,455	11,244,627
	GrafTech International Ltd.	447,306	4,786,174
	Graham Corp.	47,981	609,839
#	Granite Construction, Inc.	339,928	12,618,127
*	Great Lakes Dredge & Dock Corp.	550,095	8,372,446
#	Greenbrier Cos., Inc.	285,177	11,697,961
	Griffon Corp.	287,280	7,610,047
	H&E Equipment Services, Inc.	302,736	13,647,339
*	Harsco Corp.	362,059	6,191,209
#*	Hawaiian Holdings, Inc.	341,234	6,602,878
	Healthcare Services Group, Inc.	335,079	6,430,166
	Heartland Express, Inc.	610,660	9,972,078
	Heidrick & Struggles International, Inc.	171,897	8,058,531
	Helios Technologies, Inc.	236,223	21,508,104
	Herc Holdings, Inc.	196,597	35,788,518
*	Heritage-Crystal Clean, Inc.	187,745	6,509,119
	Herman Miller, Inc.	550,596	21,429,196
#*	Hexcel Corp.	11,851	672,426
*	Hill International, Inc.	4,295	8,762
	Hillenbrand, Inc.	9,800	445,508
	HNI Corp.	321,602	12,027,915
*	Hub Group, Inc., Class A	245,607	19,297,342
*	Hudson Technologies, Inc.	10,700	37,878
	Hurco Cos., Inc.	44,518	1,444,609
*	Huron Consulting Group, Inc.	132,045	6,623,377
*	Huttig Building Products, Inc.	301,485	2,155,618

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale Materials Handling, Inc.	79,899	$3,838,348
	ICF International, Inc.	141,383	14,207,578
*	IES Holdings, Inc.	212,317	10,584,002
#*	INNOVATE Corp.	129,496	511,509
	Innovative Solutions & Support, Inc.	48,117	325,271
	Insperity, Inc.	170,422	21,302,750
	Insteel Industries, Inc.	174,095	7,080,444
	Interface, Inc.	474,501	6,813,834
*	JELD-WEN Holding, Inc.	251,288	6,887,804
*	JetBlue Airways Corp.	879,807	12,343,692
	John Bean Technologies Corp.	266,574	39,386,308
	Kadant, Inc.	63,412	14,085,073
	Kaman Corp.	162,477	5,815,052
*	KAR Auction Services, Inc.	198,190	2,907,447
	KBR, Inc.	768,073	32,597,018
	Kelly Services, Inc., Class A	162,626	2,932,147
	Kennametal, Inc.	398,785	15,851,704
	Kforce, Inc.	206,515	13,373,911
	Kimball International, Inc., Class B	278,589	3,028,262
*	Kirby Corp.	51,958	2,723,119
	Korn Ferry	412,478	31,847,426
*	Kratos Defense & Security Solutions, Inc.	800,452	17,121,668
	Landstar System, Inc.	94,712	16,651,317
*	Lawson Products, Inc.	108,737	5,512,966
*	LB Foster Co., Class A	70,423	1,121,838
*	Limbach Holdings, Inc.	32,175	226,190
	Lindsay Corp.	72,243	10,523,638
*	LS Starrett Co., Class A	7,582	76,578
	LSI Industries, Inc.	364,320	2,710,541
	Luxfer Holdings PLC	4,592	92,345
#	Macquarie Infrastructure Holdings LLC	361,594	1,334,282
*	Manitex International, Inc.	120,703	780,948
*	Manitowoc Co., Inc.	325,632	6,978,294
	ManpowerGroup, Inc.	27,186	2,627,527
	ManTech International Corp., Class A	197,624	17,039,141
	Marten Transport Ltd.	548,326	9,118,661
*	Masonite International Corp.	97,486	11,699,295
#*	MasTec, Inc.	429,665	38,296,041
*	Mastech Digital, Inc.	80,583	1,494,009
*	Matrix Service Co.	175,978	1,800,255
	Matson, Inc.	298,658	24,872,238
	Matthews International Corp., Class A	179,041	6,153,639
	Maxar Technologies, Inc.	22,026	584,790
	McGrath RentCorp.	182,190	13,143,187
*	Mercury Systems, Inc.	237,752	12,253,738
#*	Meritor, Inc.	576,829	14,040,018
*	Mesa Air Group, Inc.	1,720	12,969
	Miller Industries, Inc.	94,833	3,427,265
*	Mistras Group, Inc.	77,085	756,975
	Moog, Inc., Class A	221,477	16,728,158
*	MRC Global, Inc.	174,907	1,451,728
	MSA Safety, Inc.	266,139	40,727,251
	MSC Industrial Direct Co., Inc., Class A	20,250	1,702,417
	Mueller Industries, Inc.	420,731	22,147,280
	Mueller Water Products, Inc., Class A	1,235,399	20,272,898
*	MYR Group, Inc.	165,147	16,869,766
	National Presto Industries, Inc.	40,138	3,337,475
#	NL Industries, Inc.	209,206	1,207,119
*	NN, Inc.	118,634	591,984

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Northwest Pipe Co.	108,963	$2,588,961
*	NOW, Inc.	789,358	5,699,165
*	NV5 Global, Inc.	91,209	9,497,593
	nVent Electric PLC	186,591	6,614,651
#	Omega Flex, Inc.	76,381	11,056,914
*	Orion Energy Systems, Inc.	3,100	12,679
#*	Orion Group Holdings, Inc.	254,098	1,130,736
*	P&F Industries, Inc., Class A	9,000	58,860
*	PAM Transportation Services, Inc.	85,284	5,272,257
#	Pangaea Logistics Solutions Ltd.	13,800	62,376
#	Park Aerospace Corp.	79,113	1,035,589
	Park-Ohio Holdings Corp.	109,422	2,551,721
*	Parsons Corp.	18,950	656,428
	Patriot Transportation Holding, Inc.	12,982	199,014
#*	Performant Financial Corp.	17,729	53,364
*	Perma-Pipe International Holdings, Inc.	24,394	208,569
*	PGT Innovations, Inc.	480,535	10,259,422
#	Pitney Bowes, Inc.	540,337	3,749,939
#	Powell Industries, Inc.	81,034	2,095,539
	Preformed Line Products Co.	39,628	2,750,183
	Primoris Services Corp.	366,773	9,884,532
*	Proto Labs, Inc.	108,745	6,504,038
*	Quad/Graphics, Inc.	162,357	639,687
	Quanex Building Products Corp.	274,427	5,686,127
*	Radiant Logistics, Inc.	430,992	2,900,576
*	Raven Industries, Inc.	236,009	13,646,040
#*	RBC Bearings, Inc.	205,928	48,172,737
#*	RCM Technologies, Inc.	110,614	660,366
#*	Red Violet, Inc.	19,991	636,713
	Regal Beloit Corp.	420,070	63,989,263
*	Resideo Technologies, Inc.	193,177	4,763,745
	Resources Connection, Inc.	302,563	5,267,622
#	REV Group, Inc.	112,930	1,706,372
*	RR Donnelley & Sons Co.	256,937	1,644,397
	Rush Enterprises, Inc., Class A	324,753	16,913,136
	Rush Enterprises, Inc., Class B	75,714	3,915,171
	Ryder System, Inc.	21,895	1,859,980
*	Saia, Inc.	227,823	71,226,583
	Schneider National, Inc., Class B	128,695	3,209,653
#	Science Applications International Corp.	109,523	9,832,975
#*	Servotronics, Inc.	1,500	16,965
	Shyft Group, Inc.	381,283	15,712,672
*	SIFCO Industries, Inc.	14,255	109,336
	Simpson Manufacturing Co., Inc.	377,883	40,089,607
#*	SiteOne Landscape Supply, Inc.	36,070	8,475,007
*	SkyWest, Inc.	348,201	14,983,089
*	SP Plus Corp.	212,463	6,851,932
	Spirit AeroSystems Holdings, Inc., Class A	42,424	1,751,687
*	SPX Corp.	254,526	14,785,415
	SPX FLOW, Inc.	283,088	21,149,504
	Standex International Corp.	96,698	10,759,586
	Steelcase, Inc., Class A	620,231	7,380,749
*	Stericycle, Inc.	16,220	1,085,442
*	Sterling Construction Co., Inc.	248,683	5,978,339
*	Taylor Devices, Inc.	769	9,190
*	Team, Inc.	29,515	71,426
	Tecnoglass, Inc.	22,005	635,504
	Tennant Co.	144,433	11,476,646
	Terex Corp.	449,984	20,159,283

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Tetra Tech, Inc.	308,862	$54,254,699
*	Textainer Group Holdings Ltd.	316,146	12,421,376
*	Thermon Group Holdings, Inc.	174,503	3,015,412
	Timken Co.	473,384	33,586,595
*	Titan International, Inc.	451,597	3,260,530
*	Titan Machinery, Inc.	200,928	5,710,374
#*	TPI Composites, Inc.	208,785	7,021,440
*	Transcat, Inc.	46,873	3,509,850
*	TriNet Group, Inc.	393,921	39,884,501
#	Trinity Industries, Inc.	426,788	11,971,403
	Triton International Ltd.	573,333	35,655,579
*	TrueBlue, Inc.	285,905	7,962,454
*	Tutor Perini Corp.	96,162	1,309,726
*	Twin Disc, Inc.	65,590	890,712
#*	U.S. Ecology, Inc.	127,824	4,114,655
#*	U.S. Xpress Enterprises, Inc., Class A	8,124	61,499
	UFP Industries, Inc.	512,208	41,913,981
*	Ultralife Corp.	115,827	725,077
	UniFirst Corp.	116,779	23,117,571
*	Univar Solutions, Inc.	227,074	5,808,553
	Universal Logistics Holdings, Inc.	135,570	2,857,816
*	USA Truck, Inc.	67,052	1,292,092
	Valmont Industries, Inc.	174,784	41,766,385
*	Vectrus, Inc.	98,224	4,756,988
*	Veritiv Corp.	162,332	17,413,354
*	Viad Corp.	134,607	5,972,513
*	Vicor Corp.	117,439	17,802,578
*	Vidler Water Resouces, Inc.	36,222	447,704
*	Virco Mfg. Corp.	20,526	68,146
#*	Volt Information Sciences, Inc.	20,645	67,716
	VSE Corp.	88,624	4,923,063
#	Wabash National Corp.	432,498	6,716,694
	Watts Water Technologies, Inc., Class A	222,969	42,368,569
*	Welbilt, Inc.	1,261,013	29,835,568
	Werner Enterprises, Inc.	482,225	21,854,437
*	WESCO International, Inc.	492,996	63,872,562
*	Willdan Group, Inc.	678	22,666
#*	Willis Lease Finance Corp.	26,350	1,067,439
*	WillScot Mobile Mini Holdings Corp.	763,052	26,516,057
	Woodward, Inc.	6,410	724,010
	Zurn Water Solutions Corp.	837,302	30,377,317

TOTAL INDUSTRIALS			3,424,938,401

INFORMATION TECHNOLOGY — (12.5%)
#*	3D Systems Corp.	251,914	7,093,898
*	A10 Networks, Inc.	126,842	2,370,677
*	ACI Worldwide, Inc.	917,991	28,163,964
#*	ACM Research, Inc., Class A	23,753	2,521,856
#*	ADDvantage Technologies Group, Inc.	5,000	11,150
	ADTRAN, Inc.	407,603	7,532,503
	Advanced Energy Industries, Inc.	326,182	29,950,031
#*	Aehr Test Systems	26,462	598,570
*	Agilysys, Inc.	266,950	12,738,854
*	Airgain, Inc.	79,380	891,437
#*	Alarm.com Holdings, Inc.	372,908	31,421,228
#*	Alithya Group, Inc., Class A	70,703	195,140
	Alliance Data Systems Corp.	29,777	2,538,489
*	Alpha & Omega Semiconductor Ltd.	252,451	8,747,427
#*	Altair Engineering, Inc., Class A	132,782	10,329,112

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Alteryx, Inc., Class A	40,545	$2,967,489
*	Ambarella, Inc.	169,072	31,418,650
	American Software, Inc., Class A	321,621	9,304,496
	Amkor Technology, Inc.	2,137,705	46,858,494
*	Amtech Systems, Inc.	139,106	2,089,372
#*	Appfolio, Inc., Class A	102,955	13,558,144
*	Arlo Technologies, Inc.	635,205	4,382,915
*	AstroNova, Inc.	55,300	912,450
*	Asure Software, Inc.	36,031	348,059
	Autoscope Technologies Corp.	43,218	295,611
#*	Avaya Holdings Corp.	183,576	3,418,185
*	Aviat Networks, Inc.	34,636	990,590
*	Avid Technology, Inc.	530,295	15,187,649
	Avnet, Inc.	221,844	8,454,475
*	Aware, Inc.	113,568	399,759
*	Axcelis Technologies, Inc.	300,080	16,483,394
*	AXT, Inc.	443,919	3,626,818
	Badger Meter, Inc.	253,289	25,898,800
#	Bel Fuse, Inc., Class A	8,354	124,600
	Bel Fuse, Inc., Class B	62,370	868,190
	Belden, Inc.	331,259	19,945,104
	Benchmark Electronics, Inc.	270,524	6,305,914
#*	Benefitfocus, Inc.	87,120	954,835
	BK Technologies Corp.	60,659	178,944
#*	Blackbaud, Inc.	276,700	19,648,467
*	BM Technologies, Inc.	47,621	425,732
*	Bottomline Technologies De, Inc.	167,393	7,750,296
*	Box, Inc., Class A	145,116	3,748,346
*	Bridgeline Digital, Inc.	12,405	42,177
#*	Brightcove, Inc.	88,975	882,632
	Brooks Automation, Inc.	432,511	50,365,906
#*	BSQUARE Corp.	2,571	5,733
#*	CalAmp Corp.	336,430	3,236,457
*	Calix, Inc.	524,717	32,842,037
*	Cambium Networks Corp.	26,193	739,166
*	Cantaloupe, Inc.	44,602	557,525
*	Casa Systems, Inc.	69,022	436,909
	Cass Information Systems, Inc.	132,751	5,441,463
	CDK Global, Inc.	72,941	3,174,392
#*	Cerence, Inc.	20,694	2,175,560
*	CEVA, Inc.	140,876	6,425,354
*	ChannelAdvisor Corp.	154,579	3,943,310
*	Cirrus Logic, Inc.	452,714	36,583,818
*	Clearfield, Inc.	125,914	7,112,882
	CMC Materials, Inc.	238,789	30,653,344
#*	Coda Octopus Group, Inc.	11,706	98,799
*	Cognyte Software Ltd.	453,668	9,032,530
*	Coherent, Inc.	79,842	20,311,805
*	Cohu, Inc.	342,063	10,959,699
*	CommScope Holding Co., Inc.	89,359	957,035
#	Communications Systems, Inc.	52,299	198,736
*	CommVault Systems, Inc.	268,272	16,498,728
*	Computer Task Group, Inc.	149,246	1,158,149
#	Comtech Telecommunications Corp.	221,011	4,767,207
	Concentrix Corp.	123,898	22,014,197
*	Conduent, Inc.	389,718	2,630,597
#*	Consensus Cloud Solutions, Inc.	89,989	5,699,003
#*	CPI Card Group, Inc.	500	14,260
#	CSG Systems International, Inc.	278,702	13,949,035

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CSP, Inc.	12,192	$103,876
	CTS Corp.	255,388	9,096,921
*	CVD Equipment Corp.	8,212	39,582
*	CyberOptics Corp.	65,240	2,724,422
*	Daktronics, Inc.	316,211	1,754,971
*	Data I/O Corp.	62,994	341,427
*	Digi International, Inc.	270,806	5,835,869
#*	Digimarc Corp.	1,239	62,607
#*	Digital Turbine, Inc.	150,974	12,992,822
*	Diodes, Inc.	413,440	39,727,450
*	DSP Group, Inc.	208,265	4,575,582
*	DXC Technology Co.	70,435	2,294,068
*	DZS, Inc.	13,694	149,265
#	Ebix, Inc.	166,324	5,457,090
*	eGain Corp.	231,580	2,389,906
*	EMCORE Corp.	282,001	2,109,367
*	Envestnet, Inc.	228,767	19,102,045
*	ePlus, Inc.	90,130	9,965,674
*	Euronet Worldwide, Inc.	23,658	2,654,191
#*	Everbridge, Inc.	10,559	1,682,154
*	Everspin Technologies, Inc.	3,600	21,888
	EVERTEC, Inc.	428,454	19,370,405
*	Evo Payments, Inc., Class A	9,728	210,903
*	ExlService Holdings, Inc.	285,527	35,014,176
*	Extreme Networks, Inc.	50,305	494,498
*	Fabrinet	312,219	29,973,024
*	FARO Technologies, Inc.	121,687	8,952,513
*	FormFactor, Inc.	640,519	25,479,846
*	Frequency Electronics, Inc.	56,311	562,547
*	Genasys, Inc.	4,009	20,366
*	GreenSky, Inc., Class A	45,783	560,384
*	Grid Dynamics Holdings, Inc.	35,857	1,030,889
*	GSI Technology, Inc.	120,278	624,243
*	GTY Technology Holdings, Inc.	49,289	374,596
	Hackett Group, Inc.	313,574	6,628,954
*	Harmonic, Inc.	922,593	8,367,919
#*	I3 Verticals, Inc., Class A	75,685	1,694,587
*	Ichor Holdings Ltd.	198,417	8,674,791
*	Identiv, Inc.	9,093	174,222
#*	II-VI, Inc.	29,523	1,786,437
#*	Immersion Corp.	14,795	118,212
#*	Infinera Corp.	923,270	7,007,619
	Information Services Group, Inc.	253,635	2,067,125
#*	Innodata, Inc.	34,201	363,215
*	Insight Enterprises, Inc.	271,280	25,690,216
#*	Intelligent Systems Corp.	35,646	1,508,895
	InterDigital, Inc.	224,365	15,021,237
*	International Money Express, Inc.	14,415	241,307
#*	inTEST Corp.	105,325	1,165,948
#*	Intevac, Inc.	213,872	998,782
*	Issuer Direct Corp.	12,280	312,772
*	Iteris, Inc.	148,125	793,950
*	Itron, Inc.	323,751	25,178,115
	Jabil, Inc.	119,647	7,174,034
#*	Jamf Holding Corp.	17,089	814,291
*	Key Tronic Corp.	42,851	276,389
*	Kimball Electronics, Inc.	226,452	6,510,495
*	Knowles Corp.	711,644	14,830,661
#	Kulicke & Soffa Industries, Inc.	394,673	22,496,361

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	KVH Industries, Inc.	168,552	$1,729,344
*	Lantronix, Inc.	208,862	2,025,961
*	Lattice Semiconductor Corp.	871,528	60,518,904
*	LGL Group, Inc.	11,928	151,008
#*	Limelight Networks, Inc.	634,342	1,890,339
	Littelfuse, Inc.	13,665	4,025,026
*	LiveRamp Holdings, Inc.	435,348	23,295,471
#*	Lumentum Holdings, Inc.	77,163	6,372,121
#*	Luna Innovations, Inc.	173,727	1,692,101
*	MACOM Technology Solutions Holdings, Inc.	110,003	7,680,409
*	Magnachip Semiconductor Corp.	139,907	2,652,637
#*	Mandiant, Inc.	419,348	7,313,429
*	Marin Software, Inc.	400	2,520
	Maximus, Inc.	94,531	7,994,487
*	MaxLinear, Inc.	427,804	26,951,652
	Methode Electronics, Inc.	302,719	12,735,388
*	Mimecast Ltd.	339,855	25,638,661
#*	Mitek Systems, Inc.	228,928	4,310,714
#*	Model N, Inc.	38,540	1,249,081
*	Momentive Global, Inc.	80,189	1,837,932
*	MoSys, Inc.	30,361	191,882
*	MULLEN AUTOMOTIVE INC COM	16,251	150,972
#*	N-Able, Inc.	6,230	82,859
#*	Napco Security Technologies, Inc.	207,686	9,960,621
	National Instruments Corp.	58,836	2,498,765
#*	NCR Corp.	766,578	30,310,494
*	NeoPhotonics Corp.	418,007	4,230,231
*	NETGEAR, Inc.	208,962	6,024,374
#*	NetScout Systems, Inc.	517,914	14,014,753
#*	NetSol Technologies, Inc.	59,929	270,879
	Network-1 Technologies, Inc.	170,531	479,192
*	New Relic, Inc.	68,211	5,536,005
*	nLight, Inc.	27,078	761,433
*	Novanta, Inc.	297,644	51,361,449
#	NVE Corp.	32,629	2,217,793
#*	One Stop Systems, Inc.	4,116	20,621
*	OneSpan, Inc.	277,060	5,657,565
*	Onto Innovation, Inc.	287,368	22,762,419
*	Optical Cable Corp.	9,320	35,975
#*	OSI Systems, Inc.	143,770	13,386,425
#*	PAR Technology Corp.	119,485	7,506,048
#	PC Connection, Inc.	96,331	4,436,043
	PC-Tel, Inc.	156,683	902,494
#*	PDF Solutions, Inc.	301,981	7,105,613
#*	Perficient, Inc.	296,026	36,588,814
*	PFSweb, Inc.	213,116	2,770,508
*	Photronics, Inc.	486,495	6,319,570
#*	Ping Identity Holding Corp.	87,945	2,491,482
#*	Pixelworks, Inc.	320,381	1,310,358
*	Plexus Corp.	245,370	21,425,708
	Power Integrations, Inc.	507,029	52,330,463
#*	Powerfleet, Inc.	44,432	307,469
	Progress Software Corp.	354,204	18,209,628
	QAD, Inc., Class A	126,770	11,110,123
	QAD, Inc., Class B	15,510	1,355,729
*	Qualys, Inc.	308,551	38,408,428
*	Rambus, Inc.	632,279	14,713,132
*	RF Industries Ltd.	84,820	645,480
*	Ribbon Communications, Inc.	320,331	1,752,211

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Richardson Electronics Ltd.	82,077	$895,460
#*	Rimini Street, Inc.	26,482	275,678
*	Rogers Corp.	125,982	25,337,500
#*	Sailpoint Technologies Holdings, Inc.	268,866	12,900,191
*	Sanmina Corp.	578,429	21,835,695
#	Sapiens International Corp. NV	63,312	2,211,488
*	ScanSource, Inc.	195,874	7,008,372
*	SecureWorks Corp., Class A	2,961	54,542
*	Semtech Corp.	513,643	43,675,064
#*	ShotSpotter, Inc.	36,905	1,435,974
*	SigmaTron International, Inc.	5,900	51,920
#»††	Silicon Graphics, Inc.	10,199	0
#*	Silicon Laboratories, Inc.	129,005	24,350,984
*	SiTime Corp.	5,006	1,326,039
#*	SMART Global Holdings, Inc.	192,600	10,296,396
*	Smith Micro Software, Inc.	24,842	141,599
#*	Socket Mobile, Inc.	46,860	291,001
#	SolarWinds Corp.	18,234	293,567
*	SPS Commerce, Inc.	125,083	19,103,927
*	SRAX, Inc.	70,653	428,864
»	SRAX, Inc.	70,653	12,718
*	StarTek, Inc.	272,791	1,500,351
*	Stratasys Ltd.	242,662	7,653,559
#*	Summit Wireless Technologies, Inc.	12,418	31,790
*	Super Micro Computer, Inc.	125,191	4,430,509
	Switch, Inc., Class A	169,463	4,284,025
*	Synaptics, Inc.	290,370	56,497,291
	SYNNEX Corp.	77,043	8,089,515
*	Teradata Corp.	304,905	17,245,427
*	TESSCO Technologies, Inc.	72,823	381,593
#*	TransAct Technologies, Inc.	85,682	1,209,830
*	Trio-Tech International	12,740	57,330
	TTEC Holdings, Inc.	418,193	39,473,237
#*	TTM Technologies, Inc.	777,932	10,299,820
#*	Turtle Beach Corp.	141,016	4,055,620
*	Ultra Clean Holdings, Inc.	373,484	18,513,602
*	Unisys Corp.	510,268	13,047,553
#*	Universal Security Instruments, Inc.	5,032	25,210
*	Upland Software, Inc.	115,513	3,854,669
*	Usio, Inc.	41,919	266,186
*	Varonis Systems, Inc.	14,014	907,266
#*	Veeco Instruments, Inc.	288,021	6,996,030
#*	Verint Systems, Inc.	376,528	17,546,205
#*	Veritone, Inc.	37,411	1,118,963
#*	Verra Mobility Corp.	68,152	1,014,102
#*	Viasat, Inc.	183,343	10,943,744
*	Viavi Solutions, Inc.	1,317,128	20,283,771
	Vishay Intertechnology, Inc.	978,453	18,805,867
*	Vishay Precision Group, Inc.	111,923	3,815,455
*	Vonage Holdings Corp.	1,468,271	23,668,529
	Vontier Corp.	125,939	4,260,516
	Wayside Technology Group, Inc.	17,320	460,539
#*	Wireless Telecom Group, Inc.	83,275	174,878
	Xerox Holdings Corp.	164,592	2,929,738
	Xperi Holding Corp.	981,686	17,591,813
*	Zix Corp.	45,540	385,724

TOTAL INFORMATION TECHNOLOGY			2,183,663,089

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (5.8%)
*	Advanced Emissions Solutions, Inc.	56,526	$383,812
*	AdvanSix, Inc.	161,777	7,862,362
#*	AgroFresh Solutions, Inc.	13,446	27,295
	Alcoa Corp.	772,541	35,498,259
*	Allegheny Technologies, Inc.	546,885	8,804,849
*	Alpha Metallurgical Resources, Inc.	32,593	2,013,921
	American Vanguard Corp.	225,302	3,510,205
*	Ampco-Pittsburgh Corp.	13,671	76,831
*	Arconic Corp.	62,846	1,848,929
*	Ardagh Metal Packaging SA	13,250	130,513
	Ashland Global Holdings, Inc.	181,821	17,456,634
	Avient Corp.	522,210	28,136,675
*	Axalta Coating Systems Ltd.	36,774	1,146,981
	Balchem Corp.	254,850	39,014,987
	Cabot Corp.	375,084	20,010,731
#	Carpenter Technology Corp.	315,672	9,747,951
#*	Century Aluminum Co.	617,928	8,162,829
	Chase Corp.	60,920	5,848,320
	Chemours Co.	346,542	9,710,107
*	Clearwater Paper Corp.	102,529	4,288,788
#*	Coeur Mining, Inc.	907,716	5,745,842
	Commercial Metals Co.	857,422	27,591,840
	Compass Minerals International, Inc.	150,020	9,841,312
*	Core Molding Technologies, Inc.	56,365	620,015
*	Domtar Corp.	396,827	21,662,786
	Eagle Materials, Inc.	123,887	18,379,875
	Ecovyst, Inc.	128,197	1,497,341
	Element Solutions, Inc.	1,855,729	42,143,606
*	Ferro Corp.	730,980	15,365,200
#*	Ferroglobe PLC	297,094	1,969,733
#»††	Ferroglobe Representation & Warranty Insurance Trust	577,127	0
#*	Flotek Industries, Inc.	298,924	349,741
*	Forterra, Inc.	59,996	1,429,105
#	Fortitude Gold Corp.	181,671	1,233,546
	Friedman Industries, Inc.	82,340	1,132,998
	FutureFuel Corp.	133,735	944,169
*	GCP Applied Technologies, Inc.	234,640	5,305,210
	Glatfelter Corp.	216,484	3,556,832
#	Gold Resource Corp.	261,117	480,455
	Graphic Packaging Holding Co.	1,309,040	26,089,167
	Greif, Inc., Class A	204,702	13,240,125
	Greif, Inc., Class B	22,886	1,493,540
	Hawkins, Inc.	209,352	7,676,938
	Haynes International, Inc.	116,636	4,680,603
	HB Fuller Co.	340,196	23,987,220
	Hecla Mining Co.	2,477,278	14,318,667
	Huntsman Corp.	100,820	3,284,716
#*	Ikonics Corp.	9,711	257,730
*	Ingevity Corp.	127,980	9,970,922
	Innospec, Inc.	195,009	17,669,765
#*	Intrepid Potash, Inc.	74,208	3,614,672
	Kaiser Aluminum Corp.	151,052	14,673,191
*	Koppers Holdings, Inc.	173,968	6,104,537
*	Kraton Corp.	242,751	11,081,583
	Kronos Worldwide, Inc.	215,365	2,806,206
#*	Livent Corp.	390,909	11,031,452
	Louisiana-Pacific Corp.	883,385	52,057,878
*	LSB Industries, Inc.	313,414	2,798,787
	Materion Corp.	107,876	7,786,490

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Mercer International, Inc.	497,627	$5,359,443
	Minerals Technologies, Inc.	259,890	18,436,597
	Myers Industries, Inc.	358,948	7,387,150
#	Neenah, Inc.	107,356	5,425,772
	NewMarket Corp.	4,254	1,446,403
#	Nexa Resources SA	3,544	29,947
	Northern Technologies International Corp.	72,094	1,099,434
*	O-I Glass, Inc.	12,796	166,988
	Olin Corp.	1,031,119	58,753,161
	Olympic Steel, Inc.	89,982	2,426,815
*	Orion Engineered Carbons SA	13,251	249,119
#	Pactiv Evergreen, Inc.	1,625	22,604
#	Quaker Chemical Corp.	4,498	1,105,788
*	Ramaco Resources, Inc.	21,543	400,484
*	Ranpak Holdings Corp.	6,833	235,465
#*	Rayonier Advanced Materials, Inc.	200,286	1,438,053
	Resolute Forest Products, Inc.	603,953	7,102,487
	Ryerson Holding Corp.	418,946	11,043,417
	Schnitzer Steel Industries, Inc., Class A	228,483	12,292,385
	Schweitzer-Mauduit International, Inc.	237,040	8,258,474
	Sensient Technologies Corp.	295,304	28,231,062
	Silgan Holdings, Inc.	664,162	26,699,312
	Sonoco Products Co.	17,600	1,019,920
	Stepan Co.	188,696	22,647,294
*	Summit Materials, Inc., Class A	631,159	22,500,818
	SunCoke Energy, Inc.	197,695	1,427,358
*	Synalloy Corp.	60,204	680,305
#*	TimkenSteel Corp.	430,895	6,010,985
*	Trecora Resources	76,265	593,342
	Tredegar Corp.	113,094	1,363,914
*	TriMas Corp.	332,024	11,073,000
	Trinseo PLC	221,161	12,398,286
	Tronox Holdings PLC, Class A	836,461	19,506,271
#	U.S. Steel Corp.	1,232,035	32,513,404
*	UFP Technologies, Inc.	46,898	2,902,517
	United States Lime & Minerals, Inc.	41,638	5,141,460
*	Universal Stainless & Alloy Products, Inc.	67,445	639,379
	Valvoline, Inc.	1,140,293	38,724,350
*	Venator Materials PLC	133,703	402,446
	Verso Corp., Class A	313,994	6,932,988
	Warrior Met Coal, Inc.	133,886	3,209,247
	Worthington Industries, Inc.	339,472	18,440,119

TOTAL MATERIALS			1,003,292,537

REAL ESTATE — (0.5%)
*	AMREP Corp.	7,835	109,847
#*	CKX Lands, Inc.	5,107	59,931
*	Comstock Holding Cos., Inc.	23,978	105,743
#	CTO Realty Growth, Inc.	9,204	493,426
#*	Cushman & Wakefield PLC	274,671	5,051,200
#	eXp World Holdings, Inc.	29,665	1,530,714
*	Five Point Holdings LLC, Class A	38,574	283,905
*	Forestar Group, Inc.	114,512	2,241,000
*	FRP Holdings, Inc.	95,593	5,467,919
*	Howard Hughes Corp.	40,576	3,535,387
#	Indus Realty Trust, Inc.	21,154	1,474,434
*	InterGroup Corp.	1,407	64,722
*	JW Mays, Inc.	200	6,980
	Kennedy-Wilson Holdings, Inc.	933,141	20,874,364

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Marcus & Millichap, Inc.	263,368	$12,404,633
*	Maui Land & Pineapple Co., Inc.	80,171	844,201
	Newmark Group, Inc., Class A	188,432	2,803,868
#*	Rafael Holdings, Inc., Class B	191,782	1,449,872
	RE/MAX Holdings, Inc., Class A	122,130	3,884,955
*	Realogy Holdings Corp.	320,164	5,545,240
	RMR Group, Inc., Class A	16,731	582,071
	St. Joe Co.	261,147	12,279,132
#*	Stratus Properties, Inc.	47,741	1,627,013
*	Tejon Ranch Co.	153,171	2,789,244

TOTAL REAL ESTATE			85,509,801

UTILITIES — (2.6%)
	ALLETE, Inc.	234,578	14,435,930
	American States Water Co.	280,566	25,486,615
	Artesian Resources Corp., Class A	90,623	3,644,857
#	Atlantica Sustainable Infrastructure PLC	314,050	12,357,868
	Avista Corp.	472,678	18,817,311
#	Black Hills Corp.	233,267	15,484,263
#	Brookfield Renewable Corp., Class A	193,447	8,010,640
#	California Water Service Group	401,631	24,451,295
#	Chesapeake Utilities Corp.	138,890	18,204,312
	Clearway Energy, Inc., Class A	200,369	6,610,173
#	Clearway Energy, Inc., Class C	346,807	12,304,712
	Consolidated Water Co. Ltd.	109,567	1,217,289
#	Genie Energy Ltd., Class B	182,116	901,474
	Hawaiian Electric Industries, Inc.	373,334	15,142,427
	IDACORP, Inc.	26,924	2,808,712
	MDU Resources Group, Inc.	127,116	3,906,275
	MGE Energy, Inc.	282,579	21,444,920
#	Middlesex Water Co.	141,454	15,576,915
	National Fuel Gas Co.	203,575	11,691,312
	New Jersey Resources Corp.	562,191	21,256,442
	Northwest Natural Holding Co.	224,098	10,104,579
	NorthWestern Corp.	352,147	20,023,078
	OGE Energy Corp.	60,529	2,062,223
	ONE Gas, Inc.	153,050	10,300,265
#	Ormat Technologies, Inc.	268,941	19,452,503
	Otter Tail Corp.	329,633	20,440,542
	PNM Resources, Inc.	662,503	32,959,524
	Portland General Electric Co.	274,680	13,544,471
*	Pure Cycle Corp.	30,330	475,878
#	RGC Resources, Inc.	20,788	459,831
	SJW Group	171,818	11,326,243
#	South Jersey Industries, Inc.	258,112	5,874,629
#	Southwest Gas Holdings, Inc.	196,234	13,589,205
	Spire, Inc.	322,671	20,250,832
#*	Sunnova Energy International, Inc.	209,401	9,330,909
	Unitil Corp.	126,344	5,274,862
#	Via Renewables, Inc.	74,748	833,440
	York Water Co.	139,430	6,681,486

TOTAL UTILITIES			456,738,242

TOTAL COMMON STOCKS			16,557,452,961

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	51,166	1,453,114

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	12,130	$1,324,353

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	201,702	6,333,443

TOTAL PREFERRED STOCKS		9,110,910

RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrants 08/02/23	479,820	0

INFORMATION TECHNOLOGY — (0.0%)
#*» Social Reality, Inc. Rights Exp 12/31/19, Class A	11,370	341

TOTAL RIGHTS/WARRANTS		341

TOTAL INVESTMENT SECURITIES (Cost $8,282,786,309)		16,566,578,174

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.025%	139,951,297	139,951,297

SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	63,048,434	729,470,381

TOTAL INVESTMENTS — (100.0%) (Cost $9,152,146,910)		$17,435,999,852

As of October 31, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	750	12/17/21	$166,698,473	$172,387,500	$5,689,027

Total Futures Contracts			$166,698,473	$172,387,500	$5,689,027

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$13,962	—	$13,962
Common Stocks
Communication Services	$428,739,652	83,899	$44,717	428,868,268
Consumer Discretionary	2,357,040,513	—	32,241	2,357,072,754
Consumer Staples	636,020,007	175,772	—	636,195,779
Energy	597,359,658	—	—	597,359,658
Financials	3,379,934,315	220,068	—	3,380,154,383
Health Care	1,996,805,425	113,413	6,741,211	2,003,660,049
Industrials	3,424,938,401	—	—	3,424,938,401
Information Technology	2,183,650,371	12,718	—	2,183,663,089
Materials	1,003,292,537	—	—	1,003,292,537
Real Estate	85,502,821	6,980	—	85,509,801

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$456,738,242	—	—	$456,738,242
Preferred Stocks
Communication Services	1,453,114	—	—	1,453,114
Consumer Discretionary	1,324,353	—	—	1,324,353
Industrials	6,333,443	—	—	6,333,443
Rights/Warrants
Information Technology	—	$341	—	341
Temporary Cash Investments	139,951,297	—	—	139,951,297
Securities Lending Collateral	—	729,470,381	—	729,470,381
Futures Contracts**	5,689,027	—	—	5,689,027

TOTAL	$16,704,773,176	$730,097,534	$6,818,169^	$17,441,688,879

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Face
		Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
#»	4.000%, 06/15/23	37	$36,900

		Shares
COMMON STOCKS — (93.4%)
COMMUNICATION SERVICES — (2.7%)
*»††	Actua Corp.	21,078	0
*	AMC Networks, Inc., Class A	143,292	5,701,589
#*	Anterix, Inc.	59,316	3,802,156
	ATN International, Inc.	106,382	4,338,258
#*	AutoWeb, Inc.	18,353	57,812
#*	Ballantyne Strong, Inc.	47,266	142,271
#*	Boston Omaha Corp., Class A	37,449	1,327,567
*	Cargurus, Inc.	159,471	5,348,657
*	Cars.com, Inc.	213,805	2,783,741
#*	Cinemark Holdings, Inc.	60,915	1,145,202
#	Cogent Communications Holdings, Inc.	81,048	6,207,466
*	comScore, Inc.	94,673	370,171
#*	Consolidated Communications Holdings, Inc.	472,856	3,499,134
#*	Cumulus Media, Inc., Class A	39,803	494,353
*	Daily Journal Corp.	1,038	356,262
#	DallasNews Corp.	65,006	451,142
*	DHI Group, Inc.	163,389	767,928
#*	EchoStar Corp., Class A	163,318	3,831,440
#*	Emerald Holding, Inc.	7,700	31,185
*	Entercom Communications Corp.	340,886	1,101,062
	Entravision Communications Corp., Class A	810,206	6,457,342
#*	Eventbrite, Inc., Class A	168,720	3,414,893
#	EW Scripps Co., Class A	537,164	9,991,250
#*	Fluent, Inc.	12,850	30,583
*	Gaia, Inc.	53,717	521,055
*	Gannett Co., Inc.	126,243	732,209
	Gray Television, Inc.	596,599	13,984,281
	Gray Television, Inc., Class A	18,210	407,722
*	Hemisphere Media Group, Inc.	82,347	909,934
#*	IDT Corp., Class B	243,518	11,778,966
*	iHeartMedia, Inc., Class A	213,438	4,136,428
*	IMAX Corp.	205,782	3,878,991
	John Wiley & Sons, Inc., Class A	115,657	6,265,140
#*	Lee Enterprises, Inc.	2,072	43,408
*	Liberty Latin America Ltd., Class A	128,476	1,544,282
*	Liberty Latin America Ltd., Class C	390,208	4,694,202
#*	Liberty Media Corp.-Liberty Braves, Class A	46,118	1,409,827
*	Liberty Media Corp.-Liberty Braves, Class C	125,197	3,720,855
#*	Liberty TripAdvisor Holdings, Inc., Class A	4,648	14,362
#*	Lions Gate Entertainment Corp., Class A	382,848	4,957,882
*	Lions Gate Entertainment Corp., Class B	425,680	4,818,698
#	Loral Space & Communications, Inc.	61,617	3,069,759
#*	Madison Square Garden Entertainment Corp.	49,148	3,463,460
#*	Marchex, Inc., Class B	4,169	13,674
#*	Marcus Corp.	152,797	2,837,440
#*	Mediaco Holding, Inc., Class A	3,168	26,548
*	Meredith Corp.	170,877	9,951,876
#	National CineMedia, Inc.	55,268	175,752

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
»††	NewStar Financial, Inc.	218,406	$22,190
*	Ooma, Inc.	38,815	896,627
*	Pegasus Cos., Inc.	41	8,200
*	QuinStreet, Inc.	281,704	3,943,856
*	Reading International, Inc., Class A	128,253	614,332
#*	Reading International, Inc., Class B	11,620	330,589
	Saga Communications, Inc., Class A	24,006	531,973
	Scholastic Corp.	90,693	3,282,180
#*	Sciplay Corp., Class A	106,461	2,151,577
	Shenandoah Telecommunications Co.	380,425	10,514,947
	Spok Holdings, Inc.	95,875	986,554
#*	TechTarget, Inc.	203,907	19,230,469
	Telephone & Data Systems, Inc.	518,758	9,721,525
#*	Thryv Holdings, Inc.	25,100	794,917
*	Townsquare Media, Inc., Class A	107,262	1,428,730
*	Travelzoo	48,228	494,819
#*	TrueCar, Inc.	80,515	337,358
*	U.S. Cellular Corp.	86,226	2,635,929
*	Urban One, Inc.	12,721	89,937
*	Urban One, Inc.	17,929	170,326
#*	WideOpenWest, Inc.	57,587	1,097,032
*	Yelp, Inc.	231,087	8,926,891
#*	Zedge, Inc., Class B	80,426	927,312

TOTAL COMMUNICATION SERVICES			214,146,485

CONSUMER DISCRETIONARY — (11.7%)
*	1-800-Flowers.com, Inc., Class A	284,991	9,153,911
#*	2U, Inc.	36,823	1,087,751
#*	Abercrombie & Fitch Co., Class A	424,362	16,779,273
#	Acushnet Holdings Corp.	136,504	6,953,514
*	Adient PLC	113,582	4,727,283
#*	Adtalem Global Education, Inc.	205,791	7,599,862
	AMCON Distributing Co.	5,890	781,662
*	American Axle & Manufacturing Holdings, Inc.	538,883	4,893,058
*	American Outdoor Brands, Inc.	83,533	1,902,882
*	American Public Education, Inc.	61,507	1,537,060
*	America’s Car-Mart, Inc.	61,632	7,364,408
#*	Ark Restaurants Corp.	36,613	585,808
*	Arko Corp.	27,323	262,028
#*	Asbury Automotive Group, Inc.	88,543	17,328,750
#*	Bally’s Corp.	116,162	5,321,381
*	Barnes & Noble Education, Inc.	187,168	1,942,804
	Bassett Furniture Industries, Inc.	83,006	1,401,971
#*	BBQ Holdings, Inc.	60,547	799,220
*	Beazer Homes USA, Inc.	92,087	1,667,696
#*	Bed Bath & Beyond, Inc.	161,319	2,264,919
#	Big Lots, Inc.	171,846	7,604,185
*	Biglari Holdings, Inc., Class A	744	617,148
*	Biglari Holdings, Inc., Class B	9,601	1,595,974
#*	BJ’s Restaurants, Inc.	172,480	5,747,034
#*	Bloomin’ Brands, Inc.	344,100	7,439,442
*	Bluegreen Vacations Holding Corp.	4,617	118,241
*	Boot Barn Holdings, Inc.	216,916	22,665,553
*	Brinker International, Inc.	190,219	7,981,589
#	Buckle, Inc.	119,032	4,954,112
*	Build-A-Bear Workshop, Inc.	136,220	2,135,930
	Caleres, Inc.	227,259	5,240,593
#	Canterbury Park Holding Corp.	10,905	172,299
#*	CarParts.com, Inc.	82,421	1,255,272

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Carriage Services, Inc.	184,714	$9,503,535
#	Carrols Restaurant Group, Inc.	239,820	880,139
	Cato Corp., Class A	166,546	2,936,206
*	Cavco Industries, Inc.	67,389	16,198,968
*	Century Casinos, Inc.	17,828	263,854
	Century Communities, Inc.	179,197	12,016,951
#*	Cheesecake Factory, Inc.	190,723	7,750,983
#*	Chico’s FAS, Inc.	158,340	864,536
#*	Children’s Place, Inc.	45,614	3,780,944
*	Chuy’s Holdings, Inc.	130,985	3,819,523
#*	Citi Trends, Inc.	82,951	6,417,089
	Clarus Corp.	162,224	4,474,138
*	Conn’s, Inc.	136,396	3,037,539
*	Container Store Group, Inc.	121,431	1,343,027
»††	Contra Zagg, Inc.	155,163	13,965
*	Cooper-Standard Holdings, Inc.	19,293	500,460
#	Cracker Barrel Old Country Store, Inc.	38,631	5,144,490
	Crown Crafts, Inc.	12,250	90,650
	Culp, Inc.	149,674	1,980,187
	Dana, Inc.	382,268	8,482,527
*	Dave & Buster’s Entertainment, Inc.	42,882	1,592,209
	Del Taco Restaurants, Inc.	6,834	56,996
*	Delta Apparel, Inc.	78,234	2,100,583
*	Denny’s Corp.	160,886	2,558,087
#*	Designer Brands, Inc., Class A	44,222	598,324
#	Dillard’s, Inc., Class A	16,569	3,829,759
#*	Dine Brands Global, Inc.	30,484	2,576,203
*	Dorman Products, Inc.	62,890	6,564,458
	Dover Motorsports, Inc.	72,896	164,745
*	Duluth Holdings, Inc., Class B	5,741	82,268
	Educational Development Corp.	72,586	709,165
*	El Pollo Loco Holdings, Inc.	259,561	3,815,547
#	Escalade, Inc.	71,194	1,332,040
#	Ethan Allen Interiors, Inc.	241,330	5,601,269
*	Everi Holdings, Inc.	329,857	7,916,568
#*	Fiesta Restaurant Group, Inc.	229,976	2,423,947
*	Flanigan’s Enterprises, Inc.	21,606	631,975
#	Flexsteel Industries, Inc.	77,196	2,161,488
#*	Fossil Group, Inc.	132,455	1,565,618
	Franchise Group, Inc.	52,350	1,926,480
*	Full House Resorts, Inc.	683	6,796
*	Funko, Inc., Class A	60,174	986,252
*	Garrett Motion, Inc.	17,065	115,018
*	Genesco, Inc.	114,985	6,966,941
*	Gentherm, Inc.	245,636	18,086,179
#*	G-III Apparel Group Ltd.	303,230	8,690,572
#*	GoPro, Inc., Class A	377,765	3,252,557
	Graham Holdings Co., Class B	12,609	7,386,983
*	Green Brick Partners, Inc.	187,379	4,881,223
	Group 1 Automotive, Inc.	130,500	23,463,900
#	Guess?, Inc.	497,835	10,310,163
#	Hamilton Beach Brands Holding Co., Class A	101,228	1,518,420
#	Haverty Furniture Cos., Inc.	130,427	3,743,255
	Haverty Furniture Cos., Inc., Class A	18,389	520,041
#	Hibbett, Inc.	68,912	5,336,545
	Hooker Furniture Corp.	87,240	2,199,320
#*	Horizon Global Corp.	58,197	431,822
*	Houghton Mifflin Harcourt Co.	477,384	6,774,079
*	Hovnanian Enterprises, Inc., Class A	9,377	790,106

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Inspired Entertainment, Inc.	3,399	$46,736
	Installed Building Products, Inc.	133,751	16,993,065
*	iRobot Corp.	62,592	5,221,425
#	Jack in the Box, Inc.	94,540	9,354,733
	Johnson Outdoors, Inc., Class A	72,568	7,705,270
#	Kontoor Brands, Inc.	131,694	6,979,782
#*	Koss Corp.	115,127	1,862,755
*	Lakeland Industries, Inc.	49,911	1,043,639
*	Lands’ End, Inc.	48,971	1,286,958
*	Laureate Education, Inc., Class A	176,441	3,055,958
*»††	Lazare Kaplan International, Inc.	81,643	11,479
	La-Z-Boy, Inc.	328,859	10,931,273
*	Lazydays Holdings, Inc.	661	13,940
	LCI Industries	47,734	6,665,576
#»††	Lear Corp.	498,411	0
*	Legacy Housing Corp.	4,708	83,567
*	LGI Homes, Inc.	4,009	598,544
	Lifetime Brands, Inc.	106,529	1,806,732
*	Lincoln Educational Services Corp.	6,569	47,297
#*	Lindblad Expeditions Holdings, Inc.	33,580	502,021
*	Liquidity Services, Inc.	211,398	4,667,668
*	Live Ventures, Inc.	1,917	61,095
#*	Lovesac Co.	24,522	1,912,961
#*	Lumber Liquidators Holdings, Inc.	155,740	2,815,779
*	M/I Homes, Inc.	194,997	11,165,528
*	Malibu Boats, Inc., Class A	141,382	9,982,983
	Marine Products Corp.	185,819	2,354,327
*	MarineMax, Inc.	144,058	7,460,764
#*	MasterCraft Boat Holdings, Inc.	67,433	1,805,856
	MDC Holdings, Inc.	10,755	526,780
*	Meritage Homes Corp.	15,471	1,681,852
*	Modine Manufacturing Co.	270,364	2,974,004
*	Monarch Casino & Resort, Inc.	27,353	1,975,434
	Monro, Inc.	101,821	6,288,465
*	Motorcar Parts of America, Inc.	142,810	2,701,965
	Movado Group, Inc.	126,566	4,214,648
#	Nathan’s Famous, Inc.	53,185	3,324,062
#*	Nautilus, Inc.	40,742	416,791
	Nobility Homes, Inc.	11,857	367,567
#*	Noodles & Co.	117,068	1,422,376
*	ODP Corp.	348,419	15,086,543
*	ONE Group Hospitality, Inc.	6,845	90,491
*	OneSpaWorld Holdings Ltd.	84,727	915,052
#	OneWater Marine, Inc., Class A	8,099	359,110
	Oxford Industries, Inc.	129,087	11,968,947
#*	Party City Holdco, Inc.	78,685	572,040
	Patrick Industries, Inc.	170,393	13,275,319
*	Perdoceo Education Corp.	538,380	5,717,596
#	PetMed Express, Inc.	151,729	4,313,655
*	Playa Hotels & Resorts NV	219,134	1,864,830
*	Potbelly Corp.	52,796	317,832
#*	Purple Innovation, Inc.	27,817	536,868
	QEP Co., Inc.	8,890	204,470
	RCI Hospitality Holdings, Inc.	32,826	2,225,603
#*	Red Robin Gourmet Burgers, Inc.	69,040	1,371,825
*	Red Rock Resorts, Inc., Class A	26,533	1,443,660
	Rent-A-Center, Inc.	175,969	9,372,109
*	Revolve Group, Inc.	62,300	4,674,992
	Rocky Brands, Inc.	56,472	3,080,548

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	RumbleON, Inc., Class B	3,138	$122,413
*	Ruth’s Hospitality Group, Inc.	263,741	5,100,751
#*	Sally Beauty Holdings, Inc.	470,962	7,186,880
*	Shake Shack, Inc., Class A	89	6,156
	Shoe Carnival, Inc.	189,276	6,410,778
	Shutterstock, Inc.	146,902	17,797,177
	Signet Jewelers Ltd.	388,140	34,614,325
*	Skyline Champion Corp.	198,761	12,585,546
#*	Sleep Number Corp.	232,280	20,519,615
	Smith & Wesson Brands, Inc.	362,932	7,803,038
#	Sonic Automotive, Inc., Class A	288,804	14,275,582
*	Sportsman’s Warehouse Holdings, Inc.	64,552	1,114,167
	Standard Motor Products, Inc.	171,372	8,208,719
	Steven Madden Ltd.	146,651	6,613,960
*	Stoneridge, Inc.	235,367	4,467,266
	Strategic Education, Inc.	31,933	2,178,150
*	Strattec Security Corp.	33,460	1,160,058
#*	Stride, Inc.	307,962	10,932,651
	Superior Group of Cos., Inc.	114,659	2,979,987
*	Superior Industries International, Inc.	19,556	114,011
*	Sypris Solutions, Inc.	3,453	13,225
*	Tandy Leather Factory, Inc.	26,367	129,198
*	Taylor Morrison Home Corp.	217,485	6,639,817
*	Tenneco, Inc., Class A	151,772	2,014,014
#*	Tile Shop Holdings, Inc.	13,131	109,513
	Tilly’s, Inc., Class A	131,431	1,824,262
#*	TravelCenters of America, Inc.	42,088	2,268,964
*	Tri Pointe Homes, Inc.	501,149	12,122,794
#*	Tupperware Brands Corp.	82,536	1,835,601
*	Unifi, Inc.	159,081	3,821,126
*	Universal Electronics, Inc.	123,302	5,077,576
*	Universal Technical Institute, Inc.	92,105	648,419
*	Urban Outfitters, Inc.	176,643	5,640,211
#*	Veoneer, Inc.	6,356	223,731
*	Vera Bradley, Inc.	75,989	745,452
*	Vista Outdoor, Inc.	565,899	23,677,214
*	Visteon Corp.	80,333	9,092,089
#*	VOXX International Corp.	85,346	965,263
	Weyco Group, Inc.	79,560	1,815,559
	Winmark Corp.	42,095	9,800,558
#	Winnebago Industries, Inc.	245,994	16,651,334
	Wolverine World Wide, Inc.	214,352	7,110,056
#*	WW International, Inc.	200,278	3,476,826
#*	XPEL, Inc.	24,996	1,897,196
#*	Zovio, Inc.	100,203	172,349
*	Zumiez, Inc.	202,338	8,235,157

TOTAL CONSUMER DISCRETIONARY			914,972,104

CONSUMER STAPLES — (3.9%)
#*	22nd Century Group, Inc.	18,104	49,605
	Alico, Inc.	63,367	2,255,865
	Andersons, Inc.	238,147	8,111,287
*	BellRing Brands, Inc., Class A	8,927	239,422
*	Bridgford Foods Corp.	72,953	853,550
#	Calavo Growers, Inc.	130,939	5,263,748
	Cal-Maine Foods, Inc.	196,525	7,086,691
#*	Central Garden & Pet Co.	74,584	3,847,043
*	Central Garden & Pet Co., Class A	300,481	13,882,222
*	Chefs’ Warehouse, Inc.	249,894	8,713,804

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Coca-Cola Consolidated, Inc.	53,501	$21,475,301
#*	Coffee Holding Co., Inc.	43,125	191,475
	Edgewell Personal Care Co.	360,314	12,607,387
*	elf Beauty, Inc.	261,680	8,454,881
#	Energizer Holdings, Inc.	68,612	2,502,280
*	Farmer Bros Co.	17,866	134,888
	Fresh Del Monte Produce, Inc.	184,237	6,170,097
#*	Hostess Brands, Inc.	659,960	12,479,844
#	Ingles Markets, Inc., Class A	123,817	8,566,898
	Inter Parfums, Inc.	239,734	22,146,627
#	J&J Snack Foods Corp.	31,783	4,689,582
	John B. Sanfilippo & Son, Inc.	75,612	6,389,214
*	Landec Corp.	242,858	2,360,580
*	Lifevantage Corp.	3,177	21,762
#*	Lifeway Foods, Inc.	4,260	23,174
	Limoneira Co.	20,590	332,117
	Medifast, Inc.	88,322	17,334,959
#	MGP Ingredients, Inc.	141,007	9,054,059
*	Natural Alternatives International, Inc.	74,759	941,963
	Natural Grocers by Vitamin Cottage, Inc.	101,193	1,232,531
	Nature’s Sunshine Products, Inc.	163,343	2,579,186
	Nu Skin Enterprises, Inc., Class A	94,520	3,794,978
	Oil-Dri Corp. of America	56,726	1,975,199
	PriceSmart, Inc.	101,662	7,314,581
	Rocky Mountain Chocolate Factory, Inc.	70,528	614,299
#*	S&W Seed Co.	10,569	45,341
*	Seneca Foods Corp., Class A	54,757	2,827,104
*	Seneca Foods Corp., Class B	11,120	570,456
#*	Simply Good Foods Co.	313,934	12,447,483
	SpartanNash Co.	290,851	6,730,292
	Spectrum Brands Holdings, Inc.	3,427	321,281
#*	Sprouts Farmers Market, Inc.	255,003	5,645,766
»	Strongbridge LLC	9,014	1,262
#*	Tattooed Chef, Inc.	70,544	1,267,676
#	Tootsie Roll Industries, Inc.	138,224	4,374,790
#*	TreeHouse Foods, Inc.	86,372	3,121,484
#	Turning Point Brands, Inc.	82,800	3,160,476
*	United Natural Foods, Inc.	320,690	13,914,739
	United-Guardian, Inc.	39,576	554,460
	Universal Corp.	135,173	6,353,131
*	USANA Health Sciences, Inc.	83,167	8,072,189
	Vector Group Ltd.	818,529	10,853,695
#	Village Super Market, Inc., Class A	69,192	1,540,906
#	WD-40 Co.	23,021	5,225,767
#	Weis Markets, Inc.	196,657	11,073,756
#*	Willamette Valley Vineyards, Inc.	3,868	58,020

TOTAL CONSUMER STAPLES			301,851,173

ENERGY — (5.8%)
	Adams Resources & Energy, Inc.	39,742	1,166,428
*	Alto Ingredients, Inc.	24,135	128,398
	Altus Midstream Co., Class A	5,623	347,614
*	Antero Resources Corp.	894,061	17,764,992
#*	Arch Resources, Inc.	77,264	7,037,205
	Archrock, Inc.	476,269	3,900,643
#*	Ardmore Shipping Corp.	79,763	316,659
*	Aspen Aerogels, Inc.	140,797	7,667,805
	Berry Corp.	61,736	593,283
	Brigham Minerals, Inc., Class A	81,191	1,882,007

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Bristow Group, Inc.	41,121	$1,422,787
	Cactus, Inc., Class A	153,798	6,690,213
*	California Resources Corp.	163,637	7,548,575
#*	Callon Petroleum Co.	76,232	3,943,481
#*	Centennial Resource Development, Inc., Class A	573,898	4,132,066
#*	Centrus Energy Corp., Class A	43,399	2,459,421
	Civitas Resources, Inc.	189,800	10,655,372
#*	Clean Energy Fuels Corp.	755,365	6,964,465
*	CNX Resources Corp.	1,518,176	22,180,551
*	Comstock Resources, Inc.	663,177	6,545,557
*	CONSOL Energy, Inc.	88,227	2,427,125
#*	Contango Oil & Gas Co.	16,453	67,951
	Core Laboratories NV	45,510	1,183,715
#	CVR Energy, Inc.	53,322	1,022,183
#*	Dawson Geophysical Co.	103,984	241,243
*	Delek U.S. Holdings, Inc.	202,524	3,939,092
*	Denbury, Inc.	103,906	8,796,682
	DHT Holdings, Inc.	926,891	6,034,060
*	DMC Global, Inc.	114,617	4,788,698
#	Dorian LPG Ltd.	217,316	2,633,870
*	Dril-Quip, Inc.	109,894	2,589,103
*	Earthstone Energy, Inc., Class A	172,033	1,746,135
	EnLink Midstream LLC	698,116	5,480,211
	Evolution Petroleum Corp.	133,894	795,330
#*	Expro Group Holdings NV	32,226	552,676
*	Exterran Corp.	63,304	270,941
	Falcon Minerals Corp.	5,500	32,340
#*	Forum Energy Technologies, Inc.	16,512	371,685
#*	FTS International, Inc., Class A	140	3,710
*	Geospace Technologies Corp.	53,531	509,080
#*	Goodrich Petroleum Corp.	41,478	846,981
#*	Green Plains, Inc.	237,770	9,023,371
*	Gulf Island Fabrication, Inc.	41,086	161,879
*	Gulfport Energy Operating Corp.	11,730	962,329
*	Hallador Energy Co.	7,537	24,345
#*	Helix Energy Solutions Group, Inc.	353,517	1,336,294
	Helmerich & Payne, Inc.	210,782	6,542,673
#	International Seaways, Inc.	215,989	3,790,607
*	Kosmos Energy Ltd.	518,513	1,866,647
#*	Laredo Petroleum, Inc.	69,818	5,264,277
#*	Liberty Oilfield Services, Inc., Class A	327,381	4,229,763
#	Magnolia Oil & Gas Corp., Class A	377,419	7,880,509
	Matador Resources Co.	738,902	30,923,049
*	Mexco Energy Corp.	1,906	22,815
	Murphy Oil Corp.	474,245	13,198,238
#*	Nabors Industries Ltd.	30,352	3,111,080
	NACCO Industries, Inc., Class A	40,634	1,261,279
#*	National Energy Services Reunited Corp.	52,273	611,594
*	Natural Gas Services Group, Inc.	47,496	540,030
*	New Concept Energy, Inc.	8,345	31,711
*	Newpark Resources, Inc.	236,883	805,402
*	NexTier Oilfield Solutions, Inc.	250,178	1,115,794
	Oasis Petroleum, Inc.	69,502	8,381,941
*	Oceaneering International, Inc.	220,256	2,995,482
#*	Oil States International, Inc.	131,208	795,120
#*	Overseas Shipholding Group, Inc., Class A	91,023	181,136
*	Par Pacific Holdings, Inc.	228,501	3,532,625
	Patterson-UTI Energy, Inc.	1,031,747	8,831,754
#*	PBF Energy, Inc., Class A	424,782	6,206,065

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	PDC Energy, Inc.	535,831	$28,029,320
*	Peabody Energy Corp.	506,343	6,020,418
*	Penn Virginia Corp., Class A	70,176	2,318,615
#	PHX Minerals, Inc.	14,018	42,615
*	ProPetro Holding Corp.	171,926	1,648,770
*	Range Resources Corp.	1,547,124	36,078,932
*	Renewable Energy Group, Inc.	212,943	13,628,352
*	REX American Resources Corp.	51,554	4,534,174
#*	Ring Energy, Inc.	18,458	69,402
#*	RPC, Inc.	196,064	1,056,785
#*	SandRidge Energy, Inc.	47,791	611,725
#	Scorpio Tankers, Inc.	242,932	3,891,771
#*	SEACOR Marine Holdings, Inc.	7,654	34,137
*	Select Energy Services, Inc., Class A	84,721	509,173
	SFL Corp. Ltd.	108,005	854,320
#*	SilverBow Resources, Inc.	8,441	232,972
	SM Energy Co.	667,265	22,900,535
#*	Smart Sand, Inc.	6,860	15,641
#*	Southwestern Energy Co.	2,191,031	10,692,231
*	Talos Energy, Inc.	109,728	1,423,172
*	TechnipFMC PLC	909,717	6,704,614
#*	Teekay Tankers Ltd., Class A	67,916	942,674
#*	Tellurian, Inc.	662,929	2,598,682
*	TETRA Technologies, Inc.	229,336	740,755
*	Tidewater, Inc.	34,049	413,014
#*	Transocean Ltd.	1,426,067	5,034,016
*	U.S. Silica Holdings, Inc.	30,373	294,011
#*	Uranium Energy Corp.	127,024	472,529
*	VAALCO Energy, Inc.	35,601	111,431
#*	Vertex Energy, Inc.	7,212	35,267
#*	W&T Offshore, Inc.	162,976	669,831
*	Weatherford International PLC	43,229	1,256,235
*	Whiting Petroleum Corp.	129,108	8,408,804
	World Fuel Services Corp.	322,761	9,853,893

TOTAL ENERGY			453,436,958

FINANCIALS — (22.0%)
#	1st Constitution Bancorp	39,648	942,829
	1st Source Corp.	198,015	9,560,164
#	ACNB Corp.	26,241	728,188
*	Affinity Bancshares, Inc.	847	12,282
	Alerus Financial Corp.	8,916	279,962
	Allegiance Bancshares, Inc.	136,307	5,339,145
	Amalgamated Financial Corp.	6,224	114,273
	A-Mark Precious Metals, Inc.	62,727	4,703,898
*	Ambac Financial Group, Inc.	31,877	539,040
#*	Amerant Bancorp, Inc.	15,677	416,224
	American Equity Investment Life Holding Co.	330,753	10,541,098
	American National Bankshares, Inc.	62,281	2,310,625
	American National Group, Inc.	7,485	1,419,979
	Ameris Bancorp	323,081	16,926,214
	AMERISAFE, Inc.	147,059	8,719,128
	AmeriServ Financial, Inc.	129,505	516,725
	Ames National Corp.	1,809	44,718
	Argo Group International Holdings Ltd.	111,406	6,138,471
	Arrow Financial Corp.	151,621	5,435,613
*	AssetMark Financial Holdings, Inc.	63,959	1,639,909
	Associated Banc-Corp.	463,273	10,321,722
#	Associated Capital Group, Inc., Class A	12,838	466,661

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Assured Guaranty Ltd.	127,632	$7,093,787
#	Atlantic American Corp.	7,131	29,094
*	Atlantic Capital Bancshares, Inc.	157,996	4,346,470
	Atlantic Union Bankshares Corp.	159,031	5,704,442
*	Atlanticus Holdings Corp.	115,004	8,911,660
	Auburn National BanCorp, Inc.	11,571	391,331
*	Axos Financial, Inc.	277,383	14,701,299
#	B. Riley Financial, Inc.	23,977	1,718,192
	Banc of California, Inc.	499,092	10,146,540
#	BancFirst Corp.	239,834	15,591,608
*	Bancorp, Inc.	517,212	15,800,827
	Bank First Corp.	1,424	101,090
	Bank of Hawaii Corp.	60,770	5,135,065
	Bank of Marin Bancorp	90,829	3,461,493
	Bank of NT Butterfield & Son Ltd.	199,616	7,166,214
	BankFinancial Corp.	72,297	823,463
	BankUnited, Inc.	11,845	480,433
	Bankwell Financial Group, Inc.	35,557	1,056,043
	Banner Corp.	263,148	15,199,428
	Bar Harbor Bankshares	93,972	2,790,968
*	Baycom Corp.	29,827	563,432
	BCB Bancorp, Inc.	85,668	1,295,300
	Berkshire Hills Bancorp, Inc.	249,007	6,760,540
	BGC Partners, Inc., Class A	295,492	1,586,792
*	Blucora, Inc.	290,295	4,795,673
*	Bridgewater Bancshares, Inc.	25,130	454,602
	BrightSphere Investment Group, Inc.	511,151	15,324,307
*	Broadway Financial Corp.	4,000	11,920
	Brookline Bancorp, Inc.	638,828	10,253,189
	Bryn Mawr Bank Corp.	163,867	7,593,597
	Business First Bancshares, Inc.	11,844	315,998
	Byline Bancorp, Inc.	97,480	2,511,085
	C&F Financial Corp.	18,341	938,509
	Cadence Bank	542,308	15,737,787
	California First Leasing Corp.	33,262	610,025
	Cambridge Bancorp	6,461	593,184
	Camden National Corp.	127,571	6,072,380
*	Cannae Holdings, Inc.	109,346	3,728,699
	Capital Bancorp, Inc.	3,021	76,884
	Capital City Bank Group, Inc.	80,458	2,161,906
	Capitol Federal Financial, Inc.	826,856	10,029,763
	Capstar Financial Holdings, Inc.	78,954	1,734,619
*	Carver Bancorp, Inc.	3,012	44,457
	Cathay General Bancorp	174,604	7,366,543
	CBTX, Inc.	26,651	724,907
*	CCUR Holdings, Inc.	11	67,650
	Central Pacific Financial Corp.	195,459	5,373,168
	Central Valley Community Bancorp	66,253	1,413,176
	Century Bancorp, Inc., Class A	20,312	2,338,927
	Chemung Financial Corp.	8,556	395,715
	CIT Group, Inc.	23,915	1,184,510
	Citizens & Northern Corp.	73,022	1,862,791
	Citizens Community Bancorp, Inc.	6,800	92,480
	Citizens Holding Co.	7,830	141,018
#*	Citizens, Inc.	341,242	2,197,598
#	City Holding Co.	117,002	9,311,019
	Civista Bancshares, Inc.	77,746	1,870,569
	CNB Financial Corp.	83,438	2,141,853
#*	Coastal Financial Corp.	2,015	76,671

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Codorus Valley Bancorp, Inc.	39,873	$872,820
	Cohen & Steers, Inc.	46,119	4,376,232
	Colony Bankcorp, Inc.	46,904	881,795
	Columbia Banking System, Inc.	181,632	6,199,100
*	Columbia Financial, Inc.	216,005	4,022,013
	Community Bankers Trust Corp.	24,211	282,300
	Community Trust Bancorp, Inc.	161,814	7,068,036
	Community West Bancshares	18,814	246,463
	ConnectOne Bancorp, Inc.	274,939	9,273,692
*	Consumer Portfolio Services, Inc.	124,706	814,330
	County Bancorp, Inc.	700	24,780
#	Cowen, Inc., Class A	89,682	3,383,702
	Crawford & Co., Class A	281,589	2,432,929
	Crawford & Co., Class B	152,560	1,260,146
*	CrossFirst Bankshares, Inc.	50,451	717,918
#	Curo Group Holdings Corp.	25,627	440,272
*	Customers Bancorp, Inc.	162,931	8,682,593
	CVB Financial Corp.	185,227	3,708,245
	Diamond Hill Investment Group, Inc.	13,075	2,835,444
	Dime Community Bancshares, Inc.	373,533	13,327,657
	Donegal Group, Inc., Class A	159,445	2,272,091
	Donegal Group, Inc., Class B	34,951	506,440
*	Donnelley Financial Solutions, Inc.	155,898	5,974,011
	Eagle Bancorp Montana, Inc.	578	13,005
	Eagle Bancorp, Inc.	200,249	11,332,091
#*	eHealth, Inc.	124,300	5,512,705
#*	Elevate Credit, Inc.	136,106	466,844
	Employers Holdings, Inc.	226,428	8,740,121
#*	Encore Capital Group, Inc.	238,170	12,865,943
*	Enova International, Inc.	275,497	8,937,123
	Enterprise Bancorp, Inc.	56,131	2,085,267
	Enterprise Financial Services Corp.	214,385	10,080,383
	Equity Bancshares, Inc., Class A	72,415	2,423,006
*	Esquire Financial Holdings, Inc.	625	19,988
	ESSA Bancorp, Inc.	58,904	957,190
	Evans Bancorp, Inc.	27,164	1,085,202
#*	EZCORP, Inc., Class A	145,339	1,084,229
#	Farmers National Banc Corp.	155,135	2,764,506
	FB Financial Corp.	268,027	12,149,664
	Federal Agricultural Mortgage Corp., Class A	4,200	497,477
	Federal Agricultural Mortgage Corp., Class C	80,626	10,166,132
	Federated Hermes, Inc.	238,686	7,950,631
	FedNat Holding Co.	16,780	42,621
	Financial Institutions, Inc.	129,897	4,146,312
	First BanCorp	1,576,127	21,514,134
#	First BanCorp	253,916	12,294,613
#	First Bancorp, Inc.	79,876	2,369,921
	First Bancshares, Inc.	74,376	2,993,634
	First Bank	86,343	1,298,599
	First Busey Corp.	341,729	8,710,672
	First Business Financial Services, Inc.	48,367	1,412,316
	First Capital, Inc.	350	14,098
	First Commonwealth Financial Corp.	738,487	11,298,851
	First Community Bankshares, Inc.	125,517	4,069,261
	First Community Corp.	22,527	453,243
	First Financial Bancorp	334,164	7,946,420
	First Financial Corp.	94,219	4,037,284
	First Financial Northwest, Inc.	64,786	1,068,969
	First Foundation, Inc.	298,195	7,934,969

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Hawaiian, Inc.	153,857	$4,244,915
	First Internet Bancorp	44,763	1,523,733
#	First Interstate BancSystem, Inc., Class A	135,524	5,633,733
	First Merchants Corp.	360,232	14,978,447
	First Mid Bancshares, Inc.	69,328	2,986,650
	First Midwest Bancorp, Inc.	530,125	10,204,906
	First Northwest Bancorp	55,108	994,699
	First of Long Island Corp.	105,257	2,118,823
	First Savings Financial Group, Inc.	474	13,168
	First United Corp.	36,939	697,408
	FirstCash, Inc.	63,141	5,586,084
	Flagstar Bancorp, Inc.	380,335	17,948,009
#*	FlexShopper, Inc.	12,203	31,484
	Flushing Financial Corp.	247,058	5,934,333
	FNB Corp.	244,091	2,843,660
	FS Bancorp, Inc.	42,376	1,460,277
	Fulton Financial Corp.	488,985	7,872,658
*	FVCBankcorp, Inc.	893	18,307
	GAMCO Investors, Inc., Class A	72,755	1,924,370
*	Genworth Financial, Inc., Class A	1,973,507	8,111,114
	German American Bancorp, Inc.	157,885	6,223,827
	Glacier Bancorp, Inc.	43,456	2,402,682
#	Glen Burnie Bancorp	1,500	17,385
	Global Indemnity Group LLC, Class A	73,324	1,803,037
	Great Southern Bancorp, Inc.	122,598	6,918,205
	Great Western Bancorp, Inc.	274,342	9,341,345
*	Green Dot Corp., Class A	162,818	6,896,970
	Greenhill & Co., Inc.	56,755	892,189
*	Greenlight Capital Re Ltd., Class A	44,328	329,357
	Guaranty Bancshares, Inc.	23,209	871,266
	Guaranty Federal Bancshares, Inc.	18,878	450,240
*	Hallmark Financial Services, Inc.	30,065	100,116
	Hancock Whitney Corp.	22,142	1,095,586
	Hanmi Financial Corp.	275,808	6,120,180
	HarborOne Bancorp, Inc.	259,956	3,735,568
	Hawthorn Bancshares, Inc.	15,272	366,070
	HBT Financial, Inc.	8,196	147,774
#	HCI Group, Inc.	100,407	13,455,542
	Heartland Financial USA, Inc.	216,731	10,862,558
	Heritage Commerce Corp.	271,686	3,257,515
	Heritage Financial Corp.	216,683	5,382,406
	Heritage Insurance Holdings, Inc.	22,948	150,080
#	Hingham Institution For Savings	14,873	5,372,723
*	HMN Financial, Inc.	34,787	810,885
	Home Bancorp, Inc.	39,086	1,631,840
	Home BancShares, Inc.	26,707	634,558
	HomeStreet, Inc.	184,133	8,683,712
	HomeTrust Bancshares, Inc.	60,854	1,849,962
	Hope Bancorp, Inc.	838,666	12,236,137
	Horace Mann Educators Corp.	308,547	12,088,871
	Horizon Bancorp, Inc.	292,787	5,583,448
*	Howard Bancorp, Inc.	81,771	1,693,477
#	Independence Holding Co.	39,684	1,946,500
#	Independent Bank Corp.	110,346	9,324,237
	Independent Bank Corp.	22,294	502,284
	Independent Bank Group, Inc.	175,209	12,665,859
	International Bancshares Corp.	173,647	7,362,633
	Investar Holding Corp.	5,177	96,810
	Investors Bancorp, Inc.	681,391	10,425,282

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Investors Title Co.	20,940	$4,058,172
	James River Group Holdings Ltd.	106,674	3,408,234
	Kearny Financial Corp.	708,351	9,506,070
	Kentucky First Federal Bancorp	40,640	287,325
	Kingstone Cos., Inc.	43,608	250,746
	Lake Shore Bancorp, Inc.	4,212	62,927
	Lakeland Bancorp, Inc.	386,482	6,948,946
#	Lakeland Financial Corp.	188,433	13,542,680
	Landmark Bancorp, Inc.	22,313	639,044
#	LCNB Corp.	32,362	551,772
*	LendingClub Corp.	482,672	22,183,605
*	LendingTree, Inc.	905	146,058
	Level One Bancorp, Inc.	820	25,756
	Live Oak Bancshares, Inc.	168,765	15,050,463
	Luther Burbank Corp.	70,941	1,029,354
	Macatawa Bank Corp.	228,743	1,921,441
*	Magyar Bancorp, Inc.	23,139	261,702
#*	Maiden Holdings Ltd.	568,976	1,854,862
*	Malvern Bancorp, Inc.	15,250	256,353
#	Manning & Napier, Inc.	13,987	134,975
	Marlin Business Services Corp.	67,055	1,536,901
#*	MBIA, Inc.	476,385	7,403,023
	Mercantile Bank Corp.	122,081	4,195,924
	Merchants Bancorp	42,048	1,868,193
	Mercury General Corp.	118,498	6,456,956
	Meridian Bancorp, Inc.	451,045	10,464,244
	Meta Financial Group, Inc.	287,658	15,947,760
#	Metrocity Bankshares, Inc.	11,485	269,898
*	Metropolitan Bank Holding Corp.	18,237	1,657,014
#	Mid Penn Bancorp, Inc.	13,449	376,841
#	Middlefield Banc Corp.	1,832	45,800
	Midland States Bancorp, Inc.	80,470	2,064,860
	MidWestOne Financial Group, Inc.	70,913	2,223,123
*	Mr Cooper Group, Inc.	424,271	18,600,041
	MVB Financial Corp.	18,772	801,377
	National Bank Holdings Corp., Class A	248,513	10,778,009
#	National Bankshares, Inc.	1,305	48,611
	National Security Group, Inc.	14,003	141,850
	National Western Life Group, Inc., Class A	21,761	4,678,833
	Navient Corp.	409,227	8,061,772
	NBT Bancorp, Inc.	322,073	11,816,858
	Nelnet, Inc., Class A	57,013	4,710,984
*	NI Holdings, Inc.	25,146	499,902
*	Nicholas Financial, Inc.	57,620	685,678
*	Nicolet Bankshares, Inc.	58,021	4,171,130
*	NMI Holdings, Inc., Class A	613,020	14,884,126
	Northeast Bank.	41,747	1,381,826
	Northfield Bancorp, Inc.	388,427	6,816,894
	Northrim BanCorp, Inc.	50,162	2,228,196
	Northwest Bancshares, Inc.	925,551	12,772,604
	Norwood Financial Corp.	19,647	514,162
	OceanFirst Financial Corp.	301,073	6,674,788
*	Ocwen Financial Corp.	17,846	560,543
	OFG Bancorp	404,726	10,482,403
	Ohio Valley Banc Corp.	16,526	460,414
	Old National Bancorp	422,483	7,216,010
	Old Second Bancorp, Inc.	89,529	1,212,223
*	Oportun Financial Corp.	15,999	371,657
	Oppenheimer Holdings, Inc., Class A	63,221	3,290,653

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	OptimumBank Holdings, Inc.	3,264	$17,136
	Origin Bancorp, Inc.	45,384	2,024,126
	Orrstown Financial Services, Inc.	38,868	921,560
*	Oxbridge Re Holdings Ltd.	3,300	10,890
#	Pacific Premier Bancorp, Inc.	512,630	21,525,334
#*	Palomar Holdings, Inc.	47,595	4,352,563
#	Park National Corp.	59,921	7,705,241
	Parke Bancorp, Inc.	29,246	648,384
	Pathfinder Bancorp, Inc.	100	1,658
#	PCB Bancorp	642	13,675
	PCSB Financial Corp.	64,880	1,239,857
	Peapack-Gladstone Financial Corp.	152,335	5,110,839
	Penns Woods Bancorp, Inc.	54,091	1,287,366
	Peoples Bancorp of North Carolina, Inc.	19,202	539,576
	Peoples Bancorp, Inc.	201,131	6,428,147
	Piper Sandler Cos	134,207	22,102,551
	PJT Partners, Inc., Class A	57,749	4,723,291
*	PRA Group, Inc.	336,231	14,417,585
	Preferred Bank	133,662	9,165,203
	Premier Financial Corp.	302,496	9,643,572
	Primis Financial Corp.	123,198	1,866,450
	ProAssurance Corp.	45,341	1,038,762
*	Professional Holding Corp., Class A	2,471	46,331
	PROG Holdings, Inc.	131,576	5,322,249
#	Provident Financial Holdings, Inc.	70,956	1,209,800
	Provident Financial Services, Inc.	426,081	10,549,766
	Prudential Bancorp, Inc.	39,800	596,602
	Pzena Investment Management, Inc., Class A	109,807	1,194,700
	QCR Holdings, Inc.	95,248	5,251,975
*	Randolph Bancorp, Inc.	3,714	87,279
#	RBB Bancorp	26,563	681,872
	Regional Management Corp.	88,592	4,525,279
	Reliant Bancorp, Inc.	13,444	455,483
#	Renasant Corp.	345,294	12,917,449
	Republic Bancorp, Inc., Class A	172,853	9,337,519
#*	Republic First Bancorp, Inc.	57,726	178,951
	Riverview Bancorp, Inc.	113,459	838,462
	S&T Bancorp, Inc.	243,419	7,438,885
*	Safeguard Scientifics, Inc.	79,112	663,750
	Safety Insurance Group, Inc.	116,851	9,162,287
	Salisbury Bancorp, Inc.	9,115	476,715
	Sandy Spring Bancorp, Inc.	292,273	13,871,277
	SB Financial Group, Inc.	6,574	122,934
	Seacoast Banking Corp. of Florida	343,757	12,523,068
*	Security National Financial Corp., Class A	47,734	421,491
#	ServisFirst Bancshares, Inc.	224,409	18,022,287
	Severn Bancorp, Inc.	1,621	22,094
	Shore Bancshares, Inc.	57,749	1,067,202
	Sierra Bancorp	51,100	1,275,456
	Silvercrest Asset Management Group, Inc., Class A	15,194	243,104
	Simmons First National Corp., Class A	267,028	7,981,467
*	SiriusPoint Ltd.	483,670	4,546,498
	SmartFinancial, Inc.	56,931	1,479,637
	Sound Financial Bancorp, Inc.	300	12,936
	South Plains Financial, Inc.	2,966	77,294
#*	Southern First Bancshares, Inc.	43,830	2,361,122
	Southern Missouri Bancorp, Inc.	42,038	2,286,867
	Southside Bancshares, Inc.	254,034	10,496,685
	Spirit of Texas Bancshares, Inc.	10,593	257,728

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	State Auto Financial Corp.	214,988	$11,031,034
#*	Sterling Bancorp, Inc.	19,811	107,178
	Stewart Information Services Corp.	204,051	14,522,310
#	Stock Yards Bancorp, Inc.	194,594	11,918,882
*	StoneX Group, Inc.	151,167	10,447,151
	Summit Financial Group, Inc.	52,322	1,314,852
	Summit State Bank	2,286	39,887
	Territorial Bancorp, Inc.	55,755	1,398,893
*	Texas Capital Bancshares, Inc.	60,793	3,684,056
#	Timberland Bancorp, Inc.	71,416	1,981,794
	Tiptree, Inc.	258,075	4,028,551
#	Tompkins Financial Corp.	110,044	9,035,713
	Towne Bank	272,928	8,602,691
	TriCo Bancshares	226,614	9,932,492
*	TriState Capital Holdings, Inc.	209,207	6,286,670
*	Triumph Bancorp, Inc.	200,880	23,563,224
#*	Trupanion, Inc.	25,717	2,633,421
	TrustCo Bank Corp. NY	105,799	3,550,614
	Trustmark Corp.	421,873	13,419,780
#	U.S. Global Investors, Inc., Class A	32,220	197,509
*	Unico American Corp.	95,372	318,542
	Union Bankshares, Inc.	14,917	477,344
#	United Bancorp, Inc.	2,991	44,895
	United Bancshares, Inc.	8,372	244,630
	United Community Banks, Inc.	224,208	7,811,407
	United Fire Group, Inc.	180,861	3,694,990
	United Insurance Holdings Corp.	38,653	147,654
	United Security Bancshares	51,517	407,499
	Unity Bancorp, Inc.	56,000	1,419,600
	Universal Insurance Holdings, Inc.	283,142	4,182,007
	Univest Financial Corp.	228,970	6,571,439
#	Value Line, Inc.	60,790	2,094,215
	Veritex Holdings, Inc.	185,598	7,600,238
#	Victory Capital Holdings, Inc., Class A	20,372	772,099
#	Virtus Investment Partners, Inc.	64,475	20,632,000
	Walker & Dunlop, Inc.	244,175	31,759,842
	Washington Federal, Inc.	265,421	9,385,287
	Washington Trust Bancorp, Inc.	148,405	8,111,817
	Waterstone Financial, Inc.	225,089	4,652,590
	WesBanco, Inc.	421,523	14,656,355
#	West BanCorp, Inc.	111,358	3,530,049
	Westamerica BanCorp	113,333	6,319,448
	Western New England Bancorp, Inc.	192,033	1,868,481
	Westwood Holdings Group, Inc.	38,833	675,694
#	White Mountains Insurance Group Ltd.	4,364	4,603,976
#	WisdomTree Investments, Inc.	278,070	1,776,867
#*	World Acceptance Corp.	63,898	11,846,050
	WSFS Financial Corp.	364,709	18,895,573
	WVS Financial Corp.	12,581	195,886

TOTAL FINANCIALS			1,722,389,894

HEALTH CARE — (10.2%)
*	ACADIA Pharmaceuticals, Inc.	15,573	279,535
#*	Accuray, Inc.	429,768	2,144,542
#»††	Achillion Pharmaceuticals, Inc.	895,529	1,298,517
*	Addus HomeCare Corp.	116,046	10,850,301
*	Adial Pharmaceuticals, Inc.	11,698	37,551
#*	Adverum Biotechnologies, Inc.	88,108	200,005
#*	Aeglea BioTherapeutics, Inc.	83,784	613,299

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Aethlon Medical, Inc.	7,039	$25,270
#*	Agios Pharmaceuticals, Inc.	131,784	6,193,848
*	AIM ImmunoTech, Inc.	32,929	58,943
#*	Akebia Therapeutics, Inc.	69,045	198,159
#*	Akero Therapeutics, Inc.	47,161	1,013,490
#*	Albireo Pharma, Inc.	32,672	954,676
*	Aldeyra Therapeutics, Inc.	10,958	99,718
#*	Alector, Inc.	29,957	651,265
#*	Alkermes PLC	462	13,994
#*	Allogene Therapeutics, Inc.	56,159	968,181
#*	Allscripts Healthcare Solutions, Inc.	1,011,644	13,940,454
#*	Alphatec Holdings, Inc.	77,154	905,016
#*	Alpine Immune Sciences, Inc.	3,775	47,754
#*	American Shared Hospital Services	5,689	16,612
*	Amneal Pharmaceuticals, Inc.	232,801	1,278,077
*	Amphastar Pharmaceuticals, Inc.	351,247	6,561,294
*	AnaptysBio, Inc.	84,200	2,770,180
*	AngioDynamics, Inc.	287,767	8,230,136
#*	ANI Pharmaceuticals, Inc.	3,954	147,801
*	Anika Therapeutics, Inc.	130,184	5,422,164
#*	Antares Pharma, Inc.	347,814	1,300,824
#*	Apollo Medical Holdings, Inc.	55,194	3,787,964
#*	Applied Genetic Technologies Corp.	27,353	70,844
*	Apyx Medical Corp.	56,046	801,458
»††	Aquamed Technologies, Inc.	1,490	0
#*	Arcus Biosciences, Inc.	1,210	40,462
#*	Arcutis Biotherapeutics, Inc.	3,485	73,812
*	Arena Pharmaceuticals, Inc.	14,879	853,906
#*	Atara Biotherapeutics, Inc.	162,380	2,513,642
*	AtriCure, Inc.	184,528	13,850,672
#	Atrion Corp.	13,689	9,965,592
#*	aTyr Pharma, Inc.	43,353	372,402
*	Avanos Medical, Inc.	202,501	6,386,882
#*	AVEO Pharmaceuticals, Inc.	1,436	9,750
#*	Avid Bioservices, Inc.	212,332	6,514,346
#*	Avidity Biosciences, Inc.	65,119	1,465,178
*	AxoGen, Inc.	34,685	526,865
#*	Axonics, Inc.	171,171	12,555,393
#*	Beyond Air, Inc.	5,015	51,504
*	BioDelivery Sciences International, Inc.	123,882	505,439
#*	BioLife Solutions, Inc.	17,414	925,554
#*	Bluebird Bio, Inc.	61,429	1,438,053
*	Brookdale Senior Living, Inc.	952,778	6,193,057
#*	Capital Senior Living Corp.	6,929	195,536
#*	Cara Therapeutics, Inc.	17,070	287,288
*	Cardiovascular Systems, Inc.	64,345	2,257,223
#*	CareCloud, Inc.	12,203	94,329
#*	CareDx, Inc.	46,439	2,368,389
*	Castle Biosciences, Inc.	3,546	221,093
*	Catalyst Biosciences, Inc.	22,019	72,443
*	Catalyst Pharmaceuticals, Inc.	391,635	2,310,647
*	Celldex Therapeutics, Inc.	55,972	2,381,049
*	Champions Oncology, Inc.	13,732	134,162
#*	Checkpoint Therapeutics, Inc.	11,200	39,312
*	Chimerix, Inc.	5,327	27,913
*	Chinook Therapeutics, Inc.	17,549	188,476
#*	Codexis, Inc.	259,424	9,020,172
#*	Collegium Pharmaceutical, Inc.	113,657	2,231,087
*	Community Health Systems, Inc.	626,290	8,204,399

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Computer Programs & Systems, Inc.	70,559	$2,547,180
*	Concert Pharmaceuticals, Inc.	16,734	45,851
#	CONMED Corp.	67,407	9,860,296
#»††	Contra Aduro Biotech I	3,260	5,835
»	Contra Pfenex, Inc.	44,546	33,410
#*	Corcept Therapeutics, Inc.	547,603	9,856,854
#*	Cortexyme, Inc.	607	8,012
*	CorVel Corp.	185,259	33,943,154
*	Corvus Pharmaceuticals, Inc.	12,766	57,830
#*	Crinetics Pharmaceuticals, Inc.	74,262	1,851,352
*	Cross Country Healthcare, Inc.	296,441	6,145,222
#*	CryoLife, Inc.	319,199	6,588,267
*	Cue Biopharma, Inc.	231,782	2,830,058
*	Cumberland Pharmaceuticals, Inc.	129,892	349,409
#»††	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	107,521	4,623,403
#*	Cyclerion Therapeutics, Inc.	8,949	22,909
#*	CytoSorbents Corp.	6,744	39,722
*	Deciphera Pharmaceuticals, Inc.	37,572	1,254,529
#*	Eagle Pharmaceuticals, Inc.	59,201	3,100,356
#*	Editas Medicine, Inc.	157,805	5,794,600
#»††	Elanco Animal Health, Inc.	210,656	0
*	Electromed, Inc.	27,734	304,519
*	Enanta Pharmaceuticals, Inc.	93,875	8,059,169
*	Endo International PLC	115,185	489,536
#*	Enzo Biochem, Inc.	140,123	482,023
#*	Evolent Health, Inc., Class A	526,630	15,414,460
*	Exagen, Inc.	3,047	35,406
*	Five Star Senior Living, Inc.	21,701	89,191
#*	Fluidigm Corp.	53,946	277,822
*	FONAR Corp.	5,825	93,200
#*	Forma Therapeutics Holdings, Inc.	2,153	39,960
#*	G1 Therapeutics, Inc.	497	7,202
#*	Generation Bio Co.	48,870	1,024,315
#*	Global Blood Therapeutics, Inc.	21,917	800,409
#*	GlycoMimetics, Inc.	25,917	49,501
*	Gritstone bio, Inc.	27,961	307,291
*	Hanger, Inc.	126,834	2,369,259
#*	Harmony Biosciences Holdings, Inc.	6,421	266,279
#*	Harrow Health, Inc.	44,916	453,202
*	Harvard Bioscience, Inc.	241,609	1,819,316
#*	Health Catalyst, Inc.	90,786	4,778,975
*	HealthStream, Inc.	263,522	7,012,320
#*	Heska Corp.	58,019	12,968,987
*	Ideaya Biosciences, Inc.	64,104	1,374,390
*	IGM Biosciences, Inc.	12,753	598,371
#*	InfuSystem Holdings, Inc.	61,281	1,019,103
#*	Inmune Bio, Inc.	10,352	190,373
#*	Innoviva, Inc.	372,763	6,504,714
*	Inogen, Inc.	15,116	599,349
#*	Inotiv, Inc.	14,378	695,751
#*	Insmed, Inc.	2,510	75,677
*	Integer Holdings Corp.	149,466	13,454,929
#*	Intellia Therapeutics, Inc.	118,883	15,809,061
#*	Intra-Cellular Therapies, Inc.	39,627	1,706,735
#*	IntriCon Corp.	61,605	1,047,285
#*	Invacare Corp.	259,518	1,282,019
#*	iRadimed Corp.	12,003	447,952
*	iRhythm Technologies, Inc.	2,680	187,975

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	IRIDEX Corp.	42,668	$327,264
#*	Ironwood Pharmaceuticals, Inc.	712,391	9,097,233
*	iTeos Therapeutics, Inc.	13,043	348,900
*	IVERIC bio, Inc.	235,727	4,172,368
#*	Joint Corp.	48,657	4,256,514
#*	Jounce Therapeutics, Inc.	83,652	734,465
#*	KalVista Pharmaceuticals, Inc.	18,412	331,048
#*	Karuna Therapeutics, Inc.	38,351	5,383,713
*	Kewaunee Scientific Corp.	26,379	337,651
#*	Kezar Life Sciences, Inc.	36,963	295,704
#*	Kiniksa Pharmaceuticals Ltd., Class A	15,216	158,094
#*	Krystal Biotech, Inc.	10,352	518,532
#*	Kura Oncology, Inc.	108,845	1,787,235
*	Lantheus Holdings, Inc.	305,585	7,147,633
	LeMaitre Vascular, Inc.	171,467	8,917,999
#*	LENSAR, Inc.	81,309	581,359
*	Lexicon Pharmaceuticals, Inc.	77,458	409,753
*	Ligand Pharmaceuticals, Inc.	75,375	11,000,227
*	MacroGenics, Inc.	249,347	4,869,747
#*	Madrigal Pharmaceuticals, Inc.	24,394	1,896,634
*	Magellan Health, Inc.	115,232	10,927,451
*»††	MedCath Corp.	92,602	0
*	MEDNAX, Inc.	432,991	11,790,345
*	MEI Pharma, Inc.	9,427	26,584
#*	MeiraGTx Holdings PLC	35,488	762,992
*	Meridian Bioscience, Inc.	251,752	4,735,455
*	Merit Medical Systems, Inc.	95,781	6,442,230
#*	Merrimack Pharmaceuticals, Inc.	148,849	640,051
#*	Mersana Therapeutics, Inc.	8,714	74,592
#	Mesa Laboratories, Inc.	16,468	5,034,268
*	Microbot Medical, Inc.	32,120	232,228
#*	Minerva Neurosciences, Inc.	8,390	11,746
#*»	Misonix, Inc.	361	9,747
*	ModivCare, Inc.	115,462	18,793,750
#*	Molecular Templates, Inc.	10,103	52,738
*	Morphic Holding, Inc.	87,751	5,045,683
#*	Mustang Bio, Inc.	12,132	27,176
*	Myriad Genetics, Inc.	360,811	11,102,154
#*	NanoString Technologies, Inc.	9,765	471,650
*	NanoViricides, Inc.	2,420	11,471
	National HealthCare Corp.	108,099	7,560,444
	National Research Corp.	225,099	9,746,787
*	Natus Medical, Inc.	279,283	6,996,039
#*	Nektar Therapeutics	159,720	2,421,355
#*	NeuroMetrix, Inc.	18,767	152,388
*	NextGen Healthcare, Inc.	458,872	7,553,033
*	NGM Biopharmaceuticals, Inc.	69,903	1,291,108
*	NuVasive, Inc.	221,770	11,833,647
*	Opiant Pharmaceuticals, Inc.	5,271	124,237
#*	OPKO Health, Inc.	121,578	460,781
#*	OptimizeRx Corp.	66,256	6,406,955
*	Option Care Health, Inc.	4,502	123,040
#*	OraSure Technologies, Inc.	545,497	5,820,453
#*	Organogenesis Holdings, Inc.	18,718	205,524
*	Orthofix Medical, Inc.	650	23,387
#*	OrthoPediatrics Corp.	68,743	4,892,439
	Owens & Minor, Inc.	532,916	19,121,026
#*	Pacira BioSciences, Inc.	134,999	7,057,748
	Patterson Cos., Inc.	439,500	13,738,770

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*»††	PDL BioPharma, Inc.	616,320	$1,596,269
*	Pennant Group, Inc.	236,375	6,044,109
#*	PetIQ, Inc.	26,304	658,915
#*	Phathom Pharmaceuticals, Inc.	13,536	318,502
#	Phibro Animal Health Corp., Class A	45,265	993,114
*	Pieris Pharmaceuticals, Inc.	11,962	54,786
#*	Plus Therapeutics, Inc.	4,993	9,487
*	Precigen, Inc.	18,379	88,771
#*	Precipio, Inc.	43,773	103,304
#*	Precision BioSciences, Inc.	16,936	160,723
*	Prestige Consumer Healthcare, Inc.	310,082	18,601,819
»††	Progenic Pharmaceuticals, Inc.	86,844	30,395
#*	Protagonist Therapeutics, Inc.	153,657	4,787,952
*	Prothena Corp. PLC	199,824	11,060,258
*	Psychemedics Corp.	6,960	57,838
*	Quanterix Corp.	23,985	1,213,881
*	RadNet, Inc.	368,398	11,453,494
#*	RAPT Therapeutics, Inc.	42,622	1,346,003
*	REGENXBIO, Inc.	92,792	3,288,548
#*	Repare Therapeutics, Inc.	4,166	104,192
*	Replimune Group, Inc.	17,746	523,684
#*	Revance Therapeutics, Inc.	181	2,489
#*	REVOLUTION Medicines, Inc.	5,737	168,840
*	Rigel Pharmaceuticals, Inc.	363,702	1,222,039
#*	Rocket Pharmaceuticals, Inc.	41,994	1,247,642
#*	Sangamo Therapeutics, Inc.	87,280	708,714
#*	Satsuma Pharmaceuticals, Inc.	1,566	9,083
#*	Scholar Rock Holding Corp.	19,969	525,185
*	SeaSpine Holdings Corp.	99,126	1,482,925
*	Sharps Compliance Corp.	4,000	33,000
*	SI-BONE, Inc.	8,337	187,999
#*	Sierra Oncology, Inc.	5,477	111,019
#*	SIGA Technologies, Inc.	142,532	1,027,656
	Simulations Plus, Inc.	1,572	79,386
*	Sio Gene Therapies, Inc.	33,948	64,841
#*	Sonoma Pharmaceuticals, Inc.	2,206	12,795
#*	Spectrum Pharmaceuticals, Inc.	55,301	101,201
#*	Spero Therapeutics, Inc.	52,870	928,397
#*	SpringWorks Therapeutics, Inc.	31,819	2,133,782
*	Stereotaxis, Inc.	11,453	67,573
*	Stoke Therapeutics, Inc.	2,980	68,033
#*	Strata Skin Sciences, Inc.	22,306	40,597
#*	Supernus Pharmaceuticals, Inc.	251,811	7,516,558
#*	Surface Oncology, Inc.	16,629	123,387
#*	Surgery Partners, Inc.	225,920	9,294,349
*	Surmodics, Inc.	121,677	6,772,542
*	Sutro Biopharma, Inc.	50,915	1,026,446
*	Syndax Pharmaceuticals, Inc.	157,011	3,053,864
#*	Synlogic, Inc.	7,086	18,140
*	Tactile Systems Technology, Inc.	2,171	74,878
*	Taro Pharmaceutical Industries Ltd.	13,917	773,368
*	Tenet Healthcare Corp.	227,791	16,323,503
#*	Tivity Health, Inc.	167,172	4,182,643
*	TransMedics Group, Inc.	102,101	2,800,630
*	Travere Therapeutics, Inc.	223,409	6,436,413
#*	Triple-S Management Corp., Class B	163,411	5,766,774
#»††	U.S. Diagnostic, Inc.	25,100	0
#	U.S. Physical Therapy, Inc.	94,167	10,156,853
	Utah Medical Products, Inc.	46,317	4,484,875

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Vanda Pharmaceuticals, Inc.	197,421	$3,379,848
#*	Varex Imaging Corp.	159,760	4,289,556
*	VBI Vaccines, Inc.	25,723	74,597
*	Verastem, Inc.	536,069	1,393,779
#*	Vericel Corp.	210,765	9,699,405
#*	ViewRay, Inc.	423,658	3,096,940
#*	Viking Therapeutics, Inc.	219,686	1,278,573
*	Vocera Communications, Inc.	175,029	9,903,141
	XBiotech, Inc.	14,343	210,268
#*	Xencor, Inc.	171,470	6,783,353
#*	Xenon Pharmaceuticals, Inc.	53,331	1,661,261
*	Xeris Biopharma Holdings, Inc.	7,066	13,143
#*	Y-mAbs Therapeutics, Inc.	43,569	1,070,055
#*	Zogenix, Inc.	57,151	876,125

TOTAL HEALTH CARE			795,800,226

INDUSTRIALS — (17.6%)
	AAON, Inc.	234,990	16,837,034
*	AAR Corp.	264,917	9,370,114
	ABM Industries, Inc.	139,558	6,141,948
#*	Acacia Research Corp.	117,855	675,309
	ACCO Brands Corp.	571,277	4,724,461
#	Acme United Corp.	32,984	1,220,408
*	AeroVironment, Inc.	162,080	14,442,949
*	Air Transport Services Group, Inc.	436,117	10,854,952
	Alamo Group, Inc.	91,149	13,781,729
	Albany International Corp., Class A	210,236	16,955,533
*	Allegiant Travel Co.	10,133	1,776,011
	Allied Motion Technologies, Inc.	105,295	3,701,119
#*	Alta Equipment Group, Inc.	9,421	135,945
#*	Ameresco, Inc., Class A	178,251	14,639,755
#*	American Superconductor Corp.	9,706	178,396
*	American Woodmark Corp.	129,866	8,926,989
	Apogee Enterprises, Inc.	197,436	8,278,491
	Applied Industrial Technologies, Inc.	4,232	412,535
	ARC Document Solutions, Inc.	71,078	215,366
	ArcBest Corp.	191,857	17,238,351
	Arcosa, Inc.	53,059	2,744,742
	Argan, Inc.	120,680	4,979,257
*	Armstrong Flooring, Inc.	18,425	52,327
*	Art’s-Way Manufacturing Co., Inc.	200	742
	Astec Industries, Inc.	173,758	9,275,202
*	Astronics Corp.	115,204	1,486,132
#*	Astronics Corp., Class B	36,903	470,329
*	Atkore, Inc.	236,178	22,325,906
#*	Atlas Air Worldwide Holdings, Inc.	131,296	10,650,732
#*	Avis Budget Group, Inc.	88,353	15,312,458
	AZZ, Inc.	191,090	10,152,612
	Barnes Group, Inc.	54,069	2,267,654
	Barrett Business Services, Inc.	30,924	2,535,768
*	Beacon Roofing Supply, Inc.	287,543	15,202,398
	BGSF, Inc.	1,783	21,449
*	Blue Bird Corp.	72,641	1,424,490
*	BlueLinx Holdings, Inc.	7,137	339,935
	Boise Cascade Co.	282,825	16,013,552
	Brady Corp., Class A	92,892	4,838,744
*	BrightView Holdings, Inc.	68,139	1,080,685
	CAI International, Inc.	129,410	7,237,901
*	Casella Waste Systems, Inc., Class A	343,191	29,761,524

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	406,188	$14,911,161
*	CECO Environmental Corp.	240,258	1,652,975
	Chicago Rivet & Machine Co.	17,700	476,130
*	Cimpress PLC	5,235	467,590
#*	CIRCOR International, Inc.	79,960	2,282,058
*	Civeo Corp.	8,900	200,873
	Columbus McKinnon Corp.	173,180	8,186,219
	Comfort Systems USA, Inc.	272,598	24,934,539
#*	Commercial Vehicle Group, Inc.	82,348	826,774
	CompX International, Inc.	18,270	394,632
#*	Concrete Pumping Holdings, Inc.	11,189	96,225
*	Construction Partners, Inc., Class A	83,647	2,978,670
#*	Copa Holdings SA, Class A	28,553	2,111,780
*	Cornerstone Building Brands, Inc.	157,258	2,250,362
#	Costamare, Inc.	585,541	7,852,105
	Covanta Holding Corp.	366,274	7,391,409
*	Covenant Logistics Group, Inc.	120,677	3,427,227
*	CPI Aerostructures, Inc.	11,078	33,234
	CRA International, Inc.	87,986	9,662,623
#	CSW Industrials, Inc.	54,551	7,561,860
#*	Daseke, Inc.	45,872	433,490
#	Deluxe Corp.	23,164	826,260
	Douglas Dynamics, Inc.	212,594	8,992,726
*	Ducommun, Inc.	98,591	4,770,819
*	DXP Enterprises, Inc.	112,581	3,710,670
*	Dycom Industries, Inc.	62,409	4,956,523
#*	Eagle Bulk Shipping, Inc.	55,889	2,406,021
#	Eastern Co.	56,600	1,360,098
*	Echo Global Logistics, Inc.	222,912	10,751,046
	Encore Wire Corp.	157,161	21,069,004
#*	Energy Recovery, Inc.	142,700	2,899,664
	Enerpac Tool Group Corp.	181,562	3,792,830
#	Eneti, Inc.	48,140	682,144
	Ennis, Inc.	219,027	4,148,371
	EnPro Industries, Inc.	125,144	11,220,411
	ESCO Technologies, Inc.	174,924	14,791,573
#	Espey Manufacturing & Electronics Corp.	35,187	532,379
*	EVI Industries, Inc.	33,694	1,061,361
*	Evoqua Water Technologies Corp.	48,924	2,046,491
*	ExOne Co.	2,393	55,087
	Federal Signal Corp.	439,096	18,797,700
#*	Fluor Corp.	215,824	4,195,619
*	Forrester Research, Inc.	192,371	10,243,756
	Forward Air Corp.	201,154	20,228,046
*	Franklin Covey Co.	148,131	6,258,535
	Franklin Electric Co., Inc.	76,757	6,630,270
#*	FreightCar America, Inc.	4,658	19,517
	GATX Corp.	43,269	4,104,065
	Genco Shipping & Trading Ltd.	133,425	2,290,907
*	Gencor Industries, Inc.	40,657	453,732
*	Gibraltar Industries, Inc.	223,211	14,544,429
#	Global Industrial Co.	297,670	12,079,449
*	GMS, Inc.	175,470	8,691,029
#	Gorman-Rupp Co.	234,749	9,981,527
	GrafTech International Ltd.	367,376	3,930,923
	Graham Corp.	62,837	798,658
#	Granite Construction, Inc.	242,007	8,983,300
*	Great Lakes Dredge & Dock Corp.	482,545	7,344,335
#	Greenbrier Cos., Inc.	240,629	9,870,602

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	403,518	$10,689,192
	H&E Equipment Services, Inc.	280,843	12,660,402
*	Harsco Corp.	308,611	5,277,248
#*	Hawaiian Holdings, Inc.	32,971	637,989
	Healthcare Services Group, Inc.	120,557	2,313,489
	Heartland Express, Inc.	263,640	4,305,241
	Heidrick & Struggles International, Inc.	149,469	7,007,107
	Helios Technologies, Inc.	244,713	22,281,119
	Herc Holdings, Inc.	238,075	43,339,173
*	Heritage-Crystal Clean, Inc.	75,260	2,609,264
	Herman Miller, Inc.	185,448	7,217,636
*	Hill International, Inc.	37,546	76,594
	Hillenbrand, Inc.	84,796	3,854,826
	HNI Corp.	37,351	1,396,927
*	Hub Group, Inc., Class A	243,075	19,098,403
*	Hudson Global, Inc.	3,934	65,698
	Hurco Cos., Inc.	57,082	1,852,311
*	Huron Consulting Group, Inc.	170,273	8,540,894
	Hyster-Yale Materials Handling, Inc.	72,812	3,497,888
	ICF International, Inc.	129,423	13,005,717
*	IES Holdings, Inc.	156,480	7,800,528
#*	INNOVATE Corp.	64,165	253,452
	Innovative Solutions & Support, Inc.	137,613	930,264
	Insteel Industries, Inc.	156,860	6,379,496
	Interface, Inc.	479,869	6,890,919
*	JELD-WEN Holding, Inc.	138,821	3,805,084
	Kadant, Inc.	88,459	19,648,513
	Kaman Corp.	202,322	7,241,104
*	KAR Auction Services, Inc.	184,984	2,713,715
	Kelly Services, Inc., Class A	268,866	4,847,654
	Kennametal, Inc.	104,617	4,158,526
	Kforce, Inc.	182,478	11,817,275
	Kimball International, Inc., Class B	308,081	3,348,840
	Korn Ferry	122,079	9,425,720
*	Kratos Defense & Security Solutions, Inc.	409,850	8,766,692
*	Lawson Products, Inc.	79,895	4,050,677
*	LB Foster Co., Class A	106,188	1,691,575
*	Limbach Holdings, Inc.	97,186	683,218
	Lindsay Corp.	81,445	11,864,093
*	LS Starrett Co., Class A	1,982	20,018
	LSI Industries, Inc.	239,767	1,783,866
	Luxfer Holdings PLC	6,998	140,730
#	Macquarie Infrastructure Holdings LLC	5,900	21,771
*	Manitex International, Inc.	42,116	272,491
*	Manitowoc Co., Inc.	267,535	5,733,275
	ManTech International Corp., Class A	50,904	4,388,943
	Marten Transport Ltd.	621,259	10,331,537
*	Masonite International Corp.	32,427	3,891,564
#*	Mastech Digital, Inc.	59,786	1,108,432
*	Matrix Service Co.	202,384	2,070,388
	Matson, Inc.	289,207	24,085,159
	Matthews International Corp., Class A	151,200	5,196,744
	Maxar Technologies, Inc.	53,919	1,431,549
*	Mayville Engineering Co., Inc.	2,892	51,362
	McGrath RentCorp.	184,266	13,292,949
*	Meritor, Inc.	526,014	12,803,181
*	Mesa Air Group, Inc.	49,720	374,889
	Miller Industries, Inc.	87,308	3,155,311
*	Mistras Group, Inc.	27,524	270,286

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Moog, Inc., Class A	30,040	$2,268,921
*	MRC Global, Inc.	49,172	408,128
	Mueller Industries, Inc.	90,139	4,744,917
	Mueller Water Products, Inc., Class A	826,175	13,557,532
*	MYR Group, Inc.	136,039	13,896,384
	National Presto Industries, Inc.	42,188	3,507,932
	NL Industries, Inc.	39,457	227,667
*	NN, Inc.	17,500	87,325
#*	Northwest Pipe Co.	91,196	2,166,817
*	NOW, Inc.	543,098	3,921,168
#*	NV5 Global, Inc.	64,086	6,673,275
#	Omega Flex, Inc.	92,135	13,337,463
#*	Orion Group Holdings, Inc.	245,018	1,090,330
*	P&F Industries, Inc., Class A	2,656	17,370
*	PAM Transportation Services, Inc.	81,614	5,045,377
#	Park Aerospace Corp.	11,641	152,381
	Park-Ohio Holdings Corp.	102,042	2,379,619
*	Parsons Corp.	6,285	217,712
	Patriot Transportation Holding, Inc.	31,961	489,962
#*	Perma-Fix Environmental Services, Inc.	1,994	14,357
*	Perma-Pipe International Holdings, Inc.	55,119	471,267
*	PGT Innovations, Inc.	440,554	9,405,828
	Pitney Bowes, Inc.	518,744	3,600,083
#	Powell Industries, Inc.	87,044	2,250,958
	Preformed Line Products Co.	51,179	3,551,823
	Primoris Services Corp.	361,141	9,732,750
*	Quad/Graphics, Inc.	58,480	230,411
	Quanex Building Products Corp.	278,645	5,773,524
*	Radiant Logistics, Inc.	150,232	1,011,061
*	Raven Industries, Inc.	262,856	15,198,334
#»††	Recycling Asset Holdings, Inc.	15,044	283
*	Red Violet, Inc.	1,887	60,101
	Resources Connection, Inc.	227,515	3,961,036
	REV Group, Inc.	132,315	1,999,280
*	RR Donnelley & Sons Co	19,508	124,851
	Rush Enterprises, Inc., Class A	305,939	15,933,303
	Rush Enterprises, Inc., Class B	136,970	7,082,719
#*	Servotronics, Inc.	24,804	280,533
	Shyft Group, Inc.	272,634	11,235,247
*	SIFCO Industries, Inc.	45,608	349,813
*	SkyWest, Inc.	90,291	3,885,222
*	SP Plus Corp.	178,296	5,750,046
#*	Spirit Airlines, Inc.	78,283	1,710,484
*	SPX Corp.	221,779	12,883,142
	SPX FLOW, Inc.	239,144	17,866,448
	Standex International Corp.	87,438	9,729,226
	Steelcase, Inc., Class A	207,675	2,471,333
*	Sterling Construction Co., Inc.	128,246	3,083,034
*	Team, Inc.	66,320	160,494
#	Tecnoglass, Inc.	51,312	1,481,891
	Tennant Co.	138,250	10,985,345
	Terex Corp.	131,544	5,893,171
*	Textainer Group Holdings Ltd.	221,872	8,717,351
*	Thermon Group Holdings, Inc.	43,188	746,289
#*	Titan International, Inc.	374,549	2,704,244
*	Titan Machinery, Inc.	89,727	2,550,041
#*	TPI Composites, Inc.	127,935	4,302,454
*	Transcat, Inc.	43,942	3,290,377
#	Trinity Industries, Inc.	90,759	2,545,790

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Triton International Ltd.	24,106	$1,499,152
*	TrueBlue, Inc.	317,053	8,829,926
*	Tutor Perini Corp.	315,264	4,293,896
#*	Twin Disc, Inc.	88,449	1,201,137
#»††	U.S. Airways Group, Inc.	5,375	0
#*	U.S. Ecology, Inc.	186,158	5,992,426
#*	U.S. Xpress Enterprises, Inc., Class A	33,318	252,217
*	Ultralife Corp.	107,375	672,168
	Universal Logistics Holdings, Inc.	95,451	2,012,107
*	USA Truck, Inc.	64,005	1,233,376
#*	Vectrus, Inc.	76,573	3,708,430
*	Veritiv Corp.	173,696	18,632,370
*	Viad Corp.	96,344	4,274,783
*	Vidler Water Resouces, Inc.	89,818	1,110,150
*	Virco Mfg. Corp.	133,476	443,140
	VSE Corp.	69,676	3,870,502
#	Wabash National Corp.	481,543	7,478,363
*	Welbilt, Inc.	210,042	4,969,594
#	Werner Enterprises, Inc.	87,677	3,973,522
#*	Willdan Group, Inc.	27,036	903,813
*	Willis Lease Finance Corp.	74,923	3,035,131
*	Yellow Corp.	4,000	35,000

TOTAL INDUSTRIALS			1,378,438,082

INFORMATION TECHNOLOGY — (11.2%)
#*	3D Systems Corp.	157,313	4,429,934
*	A10 Networks, Inc.	241,317	4,510,215
#*	ACM Research, Inc., Class A	58,825	6,245,450
#*	ADDvantage Technologies Group, Inc.	79,262	176,754
	ADTRAN, Inc.	247,135	4,567,055
	Advanced Energy Industries, Inc.	8,379	769,360
*	Agilysys, Inc.	203,233	9,698,279
*	Airgain, Inc.	12,491	140,274
#*	Alithya Group, Inc., Class A	105,048	289,932
*	Alpha & Omega Semiconductor Ltd.	199,172	6,901,310
*	Ambarella, Inc.	164,870	30,637,792
	American Software, Inc., Class A	226,660	6,557,274
*	Amtech Systems, Inc.	29,111	437,247
*	Arlo Technologies, Inc.	369,684	2,550,820
*	AstroNova, Inc.	59,126	975,579
*	Asure Software, Inc.	2,139	20,663
	Autoscope Technologies Corp.	2,530	17,305
*	Avaya Holdings Corp.	581,735	10,831,906
*	Aviat Networks, Inc.	25,022	715,629
*	Avid Technology, Inc.	263,944	7,559,356
*	Aware, Inc.	110,261	388,119
*	Axcelis Technologies, Inc.	247,421	13,590,836
*	AXT, Inc.	289,469	2,364,962
#	Badger Meter, Inc.	203,591	20,817,180
#	Bel Fuse, Inc., Class A	33,047	492,896
	Bel Fuse, Inc., Class B	83,530	1,162,738
	Belden, Inc.	123,807	7,454,419
	Benchmark Electronics, Inc.	296,235	6,905,238
#*	Benefitfocus, Inc.	5,208	57,080
	BK Technologies Corp.	34,205	100,905
*	Blackbaud, Inc.	39,744	2,822,221
*	BM Technologies, Inc.	22,486	201,025
*	Bottomline Technologies De, Inc.	97,773	4,526,890
#*	Brightcove, Inc.	67,720	671,782

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	BSQUARE Corp.	17,638	$39,333
*	CalAmp Corp.	255,802	2,460,815
*	Calix, Inc.	445,312	27,872,078
*	Cambium Networks Corp.	3,533	99,701
*	Cantaloupe, Inc.	36,109	451,363
*	Casa Systems, Inc.	28,357	179,500
	Cass Information Systems, Inc.	93,859	3,847,280
#*	Cerence, Inc.	13,962	1,467,825
*	CEVA, Inc.	152,522	6,956,528
*	ChannelAdvisor Corp.	96,173	2,453,373
*	Clearfield, Inc.	101,696	5,744,807
*	Cohu, Inc.	252,820	8,100,353
*	CommScope Holding Co., Inc.	170,195	1,822,788
#	Communications Systems, Inc.	89,247	339,139
*	CommVault Systems, Inc.	98,916	6,083,334
*	Computer Task Group, Inc.	250,505	1,943,919
#	Comtech Telecommunications Corp.	33,113	714,247
*	Conduent, Inc.	627,585	4,236,199
	CSG Systems International, Inc.	239,667	11,995,333
*	CSP, Inc.	49,891	425,071
	CTS Corp.	254,031	9,048,584
#*	CVD Equipment Corp.	29,398	141,698
*	CyberOptics Corp.	58,955	2,461,961
*	Daktronics, Inc.	125,579	696,963
#*	Data I/O Corp.	59,681	323,471
*	Digi International, Inc.	231,060	4,979,343
#*	Digimarc Corp.	3,695	186,708
*	Diodes, Inc.	186,052	17,877,737
*	DSP Group, Inc.	120,711	2,652,021
#*	DZS, Inc.	12,957	141,231
#	Ebix, Inc.	16,489	541,004
*	eGain Corp.	123,213	1,271,558
*	Electro-Sensors, Inc.	4,550	23,433
*	EMCORE Corp.	184,979	1,383,643
*	ePlus, Inc.	103,199	11,410,713
	EVERTEC, Inc.	275,425	12,451,964
*	Evo Payments, Inc., Class A	35,535	770,399
*	ExlService Holdings, Inc.	229,875	28,189,571
*	Extreme Networks, Inc.	157,225	1,545,522
*	Fabrinet	249,146	23,918,016
*	FARO Technologies, Inc.	136,204	10,020,528
*	FormFactor, Inc.	477,470	18,993,757
*	Frequency Electronics, Inc.	60,939	608,781
*	GreenSky, Inc., Class A	114,823	1,405,434
*	Grid Dynamics Holdings, Inc.	68,592	1,972,020
*	GSI Technology, Inc.	95,134	493,745
*	GTY Technology Holdings, Inc.	4,758	36,161
	Hackett Group, Inc.	327,825	6,930,221
#*	Harmonic, Inc.	861,681	7,815,447
#*	I3 Verticals, Inc., Class A	23,519	526,590
*	Ichor Holdings Ltd.	68,581	2,998,361
*	Identiv, Inc.	23,852	457,004
#*	Immersion Corp.	19,182	153,264
#*	Infinera Corp.	767,804	5,827,632
	Information Services Group, Inc.	22,807	185,877
#*	Innodata, Inc.	53,202	565,005
*	Insight Enterprises, Inc.	237,629	22,503,466
#*	Intelligent Systems Corp.	4,600	194,718
	InterDigital, Inc.	101,710	6,809,485

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	International Money Express, Inc.	28,786	$481,878
*	inTEST Corp.	80,117	886,895
*	Intevac, Inc.	64,370	300,608
#*	Iteris, Inc.	84,746	454,239
*	Itron, Inc.	15,792	1,228,144
*	Key Tronic Corp.	10,667	68,802
*	Kimball Electronics, Inc.	183,859	5,285,946
*	Knowles Corp.	664,206	13,842,053
#	Kulicke & Soffa Industries, Inc.	431,017	24,567,969
*	KVH Industries, Inc.	116,853	1,198,912
*	Lantronix, Inc.	5,802	56,279
#*	LGL Group, Inc.	51,187	648,027
#*	Limelight Networks, Inc.	111,029	330,866
*	LiveRamp Holdings, Inc.	33,803	1,808,799
#*	Luna Innovations, Inc.	103,209	1,005,256
*	Magnachip Semiconductor Corp.	86,929	1,648,174
*	Marin Software, Inc.	6,583	41,473
*	MaxLinear, Inc.	312,597	19,693,611
*	Meta Materials, Inc.	9,038	42,479
	Methode Electronics, Inc.	275,786	11,602,317
*	Mimecast Ltd.	41,117	3,101,867
#*	Mitek Systems, Inc.	150,422	2,832,446
#*	Model N, Inc.	74,501	2,414,577
*	Momentive Global, Inc.	74,312	1,703,231
#*	MoneyGram International, Inc.	438,183	2,615,953
#*	Napco Security Technologies, Inc.	185,720	8,907,131
*	NeoPhotonics Corp.	248,582	2,515,650
#*	NETGEAR, Inc.	228,568	6,589,615
#*	NetScout Systems, Inc.	424,006	11,473,602
*	NetSol Technologies, Inc.	35,343	159,750
	Network-1 Technologies, Inc.	41,388	116,300
*	nLight, Inc.	42,738	1,201,793
	NVE Corp.	12,343	838,954
*	OneSpan, Inc.	189,711	3,873,899
*	Onto Innovation, Inc.	123,731	9,800,733
#*	Optical Cable Corp.	25,967	100,233
#*	OSI Systems, Inc.	130,061	12,109,980
#*	PAR Technology Corp.	68,335	4,292,805
#	PC Connection, Inc.	146,008	6,723,668
	PC-Tel, Inc.	74,504	429,143
*	PDF Solutions, Inc.	121,699	2,863,577
#*	Perficient, Inc.	249,085	30,786,906
#*	PFSweb, Inc.	33,211	431,743
*	Photronics, Inc.	358,487	4,656,746
#*	Ping Identity Holding Corp.	226,541	6,417,907
#*	Pixelworks, Inc.	108,248	442,734
#*	Plantronics, Inc.	5,367	143,621
*	Plexus Corp.	215,393	18,808,117
#*	Powerfleet, Inc.	5,809	40,198
	Progress Software Corp.	323,098	16,610,468
	QAD, Inc., Class A	90,441	7,926,249
	QAD, Inc., Class B	28,424	2,484,542
#*	QuickLogic Corp.	2,718	16,172
#*	Rambus, Inc.	800,472	18,626,983
*	RF Industries Ltd.	63,848	485,883
*	Ribbon Communications, Inc.	403,767	2,208,606
	Richardson Electronics Ltd.	103,699	1,131,356
#*	Rimini Street, Inc.	93,089	969,057
*	Rogers Corp.	77,667	15,620,387

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Rubicon Technology, Inc.	2,007	$20,090
*	Sanmina Corp.	228,268	8,617,117
#	Sapiens International Corp. NV	74,538	2,603,612
*	ScanSource, Inc.	214,371	7,670,194
*	SecureWorks Corp., Class A	5,498	101,273
#*	ShotSpotter, Inc.	9,964	387,699
#*	SigmaTron International, Inc.	9,385	82,588
#*	SMART Global Holdings, Inc.	151,202	8,083,259
*	Smith Micro Software, Inc.	41,766	238,066
#*	Socket Mobile, Inc.	14,185	88,089
#	SolarWinds Corp.	56,781	914,174
*	SRAX, Inc.	29,242	177,499
»	SRAX, Inc.	29,242	5,264
*	StarTek, Inc.	16,505	90,778
*	Stratasys Ltd.	329,007	10,376,881
*	Super Micro Computer, Inc.	138,353	4,896,313
#*	Synchronoss Technologies, Inc.	5,214	13,765
*	TESSCO Technologies, Inc.	8,166	42,790
#*	TransAct Technologies, Inc.	75,004	1,059,057
*	Trio-Tech International	2,853	12,839
#*	TSR, Inc.	52,346	552,774
	TTEC Holdings, Inc.	104,898	9,901,322
#*	TTM Technologies, Inc.	752,614	9,964,609
#*	Turtle Beach Corp.	23,956	688,975
*	Ultra Clean Holdings, Inc.	241,327	11,962,579
*	Unisys Corp.	295,827	7,564,296
#*	Universal Security Instruments, Inc.	2,359	11,819
*	Upland Software, Inc.	68,758	2,294,454
#*	Usio, Inc.	19,778	125,590
#*	Veeco Instruments, Inc.	256,425	6,228,563
#*	Verint Systems, Inc.	109,769	5,115,235
#*	Veritone, Inc.	15,188	454,273
#*	Verra Mobility Corp.	232,109	3,453,782
	Vishay Intertechnology, Inc.	153,370	2,947,771
*	Vishay Precision Group, Inc.	106,087	3,616,506
*	Vonage Holdings Corp.	338,841	5,462,117
	Wayside Technology Group, Inc.	32,917	875,263
#*	Wireless Telecom Group, Inc.	9,852	20,689
	Xperi Holding Corp.	247,901	4,442,386
#*	Yext, Inc.	41,687	524,839
*	Zix Corp.	266,368	2,256,137

TOTAL INFORMATION TECHNOLOGY			876,945,082

MATERIALS — (5.5%)
*	Advanced Emissions Solutions, Inc.	20,215	137,260
*	AdvanSix, Inc.	128,913	6,265,172
*	AgroFresh Solutions, Inc.	107,073	217,358
*	Allegheny Technologies, Inc.	544,915	8,773,131
*	Alpha Metallurgical Resources, Inc.	24,865	1,536,408
*	American Biltrite, Inc.	328	67,404
	American Vanguard Corp.	180,794	2,816,770
*	Arconic Corp.	31,956	940,145
	Cabot Corp.	126,759	6,762,593
#	Carpenter Technology Corp.	127,861	3,948,348
#*	Century Aluminum Co.	836,409	11,048,963
	Chase Corp.	73,821	7,086,816
*	Clearwater Paper Corp.	104,989	4,391,690
#*	Coeur Mining, Inc.	1,450,416	9,181,133
	Commercial Metals Co.	401,230	12,911,581

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Compass Minerals International, Inc.	156,523	$10,267,909
*	Core Molding Technologies, Inc.	61,160	672,760
*	Domtar Corp.	194,046	10,592,971
	Ecovyst, Inc.	146,798	1,714,601
*	Ferro Corp.	628,833	13,218,070
#*	Ferroglobe PLC	500,566	3,318,753
»††	Ferroglobe Representation & Warranty Insurance Trust	447,468	0
*	Forterra, Inc.	135,887	3,236,828
	Fortitude Gold Corp.	56,138	381,177
	Friedman Industries, Inc.	73,974	1,017,882
	FutureFuel Corp.	61,534	434,430
*	GCP Applied Technologies, Inc.	336,675	7,612,222
	Glatfelter Corp.	382,153	6,278,774
#	Gold Resource Corp.	43,260	79,598
#	Greif, Inc., Class A	100,067	6,472,334
	Greif, Inc., Class B	17,972	1,172,853
	Hawkins, Inc.	201,464	7,387,685
	Haynes International, Inc.	64,079	2,571,490
	HB Fuller Co.	126,154	8,895,119
	Hecla Mining Co.	1,243,466	7,187,233
#*	Ikonics Corp.	1,808	47,984
*	Ingevity Corp.	89,966	7,009,251
	Innospec, Inc.	180,162	16,324,479
*	Intrepid Potash, Inc.	65,543	3,192,600
	Kaiser Aluminum Corp.	121,347	11,787,648
*	Koppers Holdings, Inc.	123,165	4,321,860
*	Kraton Corp.	253,004	11,549,633
	Kronos Worldwide, Inc.	178,229	2,322,324
#*	Livent Corp.	335,362	9,463,916
*	LSB Industries, Inc.	15,275	136,406
	Materion Corp.	151,333	10,923,216
	Mercer International, Inc.	442,694	4,767,814
	Minerals Technologies, Inc.	177,293	12,577,165
	Myers Industries, Inc.	319,654	6,578,479
	Neenah, Inc.	141,666	7,159,800
	NewMarket Corp.	2,882	979,909
#	Nexa Resources SA	67,077	566,801
	Northern Technologies International Corp.	76,828	1,171,627
*	O-I Glass, Inc.	434,247	5,666,923
	Olympic Steel, Inc.	91,634	2,471,369
*	Orion Engineered Carbons SA	85,587	1,609,036
#	Pactiv Evergreen, Inc.	972	13,521
*	Ramaco Resources, Inc.	4,591	85,347
*	Ranpak Holdings Corp.	164,741	5,676,975
*	Rayonier Advanced Materials, Inc.	198,005	1,421,676
	Resolute Forest Products, Inc.	323,917	3,809,264
	Ryerson Holding Corp.	159,988	4,217,284
	Schnitzer Steel Industries, Inc., Class A	235,509	12,670,384
	Schweitzer-Mauduit International, Inc.	200,141	6,972,912
	Sensient Technologies Corp.	69,593	6,653,091
	Stepan Co.	166,116	19,937,242
*	Summit Materials, Inc., Class A	411,990	14,687,443
	SunCoke Energy, Inc.	294,735	2,127,987
*	Synalloy Corp.	59,145	668,338
#*	TimkenSteel Corp.	342,359	4,775,908
#*	Trecora Resources	131,303	1,021,537
	Tredegar Corp.	112,374	1,355,230
*	TriMas Corp.	329,648	10,993,761
	Trinseo PLC	159,356	8,933,497

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Tronox Holdings PLC, Class A	384,287	$8,961,573
*	UFP Technologies, Inc.	28,455	1,761,080
	United States Lime & Minerals, Inc.	58,620	7,238,398
*	Universal Stainless & Alloy Products, Inc.	45,031	426,894
*	Venator Materials PLC	80,239	241,519
#	Verso Corp., Class A	241,718	5,337,133
	Warrior Met Coal, Inc.	151,773	3,637,999
	Worthington Industries, Inc.	124,385	6,756,593

TOTAL MATERIALS			429,608,287

REAL ESTATE — (0.9%)
*	AMREP Corp.	66,750	935,835
*	CKX Lands, Inc.	15,043	176,530
#	CTO Realty Growth, Inc.	4,265	228,647
*	Five Point Holdings LLC, Class A	53,227	391,751
*	Forestar Group, Inc.	92,620	1,812,573
*	FRP Holdings, Inc.	89,566	5,123,175
	Indus Realty Trust, Inc.	19,670	1,370,999
*	InterGroup Corp.	2,451	112,746
#*	JW Mays, Inc.	2,700	94,230
	Kennedy-Wilson Holdings, Inc.	224,452	5,020,991
*	Marcus & Millichap, Inc.	284,742	13,411,348
*	Maui Land & Pineapple Co., Inc.	33,793	355,840
	Newmark Group, Inc., Class A	248,634	3,699,674
#*	Rafael Holdings, Inc., Class B	136,561	1,032,401
	RE/MAX Holdings, Inc., Class A	113,522	3,611,135
*	Realogy Holdings Corp.	566,699	9,815,227
	RMR Group, Inc., Class A	22,350	777,556
	St. Joe Co.	439,233	20,652,736
#*	Stratus Properties, Inc.	69,131	2,355,984
*	Tejon Ranch Co.	81,128	1,477,341
#*	Trinity Place Holdings, Inc.	22,781	45,790

TOTAL REAL ESTATE			72,502,509

UTILITIES — (1.9%)
	ALLETE, Inc.	40,297	2,479,877
#	American States Water Co.	94,156	8,553,131
	Artesian Resources Corp., Class A	45,930	1,847,305
	Avista Corp.	167,752	6,678,207
	California Water Service Group	337,112	20,523,379
	Chesapeake Utilities Corp.	126,428	16,570,918
	Consolidated Water Co. Ltd.	50,775	564,110
#	Genie Energy Ltd., Class B	210,566	1,042,302
	Global Water Resources, Inc.	3,035	57,422
	MGE Energy, Inc.	122,242	9,276,945
#	Middlesex Water Co.	130,825	14,406,449
	New Jersey Resources Corp.	31,371	1,186,138
	Northwest Natural Holding Co.	202,381	9,125,359
	NorthWestern Corp.	114,037	6,484,144
	ONE Gas, Inc.	12,060	811,638
	Otter Tail Corp.	297,207	18,429,806
*	Pure Cycle Corp.	12,839	201,444
	RGC Resources, Inc.	17,495	386,989
	SJW Group	181,454	11,961,448
#	South Jersey Industries, Inc.	313,121	7,126,634
#	Spire, Inc.	56,651	3,555,417
	Unitil Corp.	115,409	4,818,326
#	Via Renewables, Inc.	36,076	402,247

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
York Water Co.	87,307	$4,183,751

TOTAL UTILITIES		150,673,386

TOTAL COMMON STOCKS		7,310,764,186

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	18,902	536,817

ENERGY — (0.0%)
# Meta Materials, Inc.	18,077	23,138

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	55,710	1,749,294

TOTAL PREFERRED STOCKS		2,309,249

RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
#*» Social Reality, Inc. Rights Exp 12/31/19, Class A	16,919	508

TOTAL INVESTMENT SECURITIES (Cost $3,708,729,501)		7,313,110,843

TEMPORARY CASH INVESTMENTS — (1.2%) State Street Institutional U.S. Government Money Market Fund 0.025%	96,239,760	96,239,760

SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	36,464,531	421,894,629

TOTAL INVESTMENTS — (100.0%) (Cost $4,226,830,875)		$7,831,245,232

As of October 31, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini Russell 2000 Futures	265	12/17/21	$30,423,591	$30,412,725	$(10,866)
S&P 500® Emini Index	460	12/17/21	103,861,239	105,731,000	1,869,761

Total Futures Contracts			$134,284,830	$136,143,725	$1,858,895

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$36,900	—	$36,900
Common Stocks
Communication Services	$213,785,506	338,789	$22,190	214,146,485
Consumer Discretionary	914,742,190	204,470	25,444	914,972,104
Consumer Staples	301,279,455	571,718	—	301,851,173

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Energy	$453,436,958	—	—	$453,436,958
Financials	1,721,712,219	$677,675	—	1,722,389,894
Health Care	792,826,053	43,157	$2,931,016	795,800,226
Industrials	1,378,437,799	—	283	1,378,438,082
Information Technology	876,939,818	5,264	—	876,945,082
Materials	429,608,287	—	—	429,608,287
Real Estate	72,408,279	94,230	—	72,502,509
Utilities	150,673,386	—	—	150,673,386
Preferred Stocks
Communication Services	536,817	—	—	536,817
Energy	—	23,138	—	23,138
Industrials	1,749,294	—	—	1,749,294
Rights/Warrants
Information Technology	—	508	—	508
Temporary Cash Investments	96,239,760	—	—	96,239,760
Securities Lending Collateral	—	421,894,629	—	421,894,629
Futures Contracts**	1,858,895	—	—	1,858,895

TOTAL.	$7,406,234,716	$423,890,478	$2,978,933^	$7,833,104,127

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value†
COMMON STOCKS — (97.5%)
REAL ESTATE — (97.5%)
Acadia Realty Trust	687,100	$14,690,198
# Agree Realty Corp.	529,522	37,627,833
Alexander’s, Inc.	18,328	5,109,480
Alexandria Real Estate Equities, Inc.	1,108,684	226,326,752
American Assets Trust, Inc.	410,339	15,523,124
American Campus Communities, Inc.	1,093,462	58,740,779
American Finance Trust, Inc.	741,592	6,140,382
# American Homes 4 Rent, Class A	2,254,586	91,536,192
American Tower Corp.	3,453,579	973,805,671
# Americold Realty Trust	843,166	24,848,102
Apartment Income REIT Corp.	1,187,700	63,672,597
# Apartment Investment & Management Co., Class A	1,220,247	9,249,472
Apple Hospitality REIT, Inc.	1,685,555	26,480,069
#* Ashford Hospitality Trust, Inc.	114,742	1,621,304
AvalonBay Communities, Inc.	1,071,990	253,718,593
Bluerock Residential Growth REIT, Inc.	185,356	2,507,867
Boston Properties, Inc.	1,141,171	129,682,672
#* Braemar Hotels & Resorts, Inc.	267,216	1,357,457
# Brandywine Realty Trust	1,358,534	18,000,575
Brixmor Property Group, Inc.	2,336,655	54,771,193
BRT Apartments Corp.	52,130	1,037,387
Camden Property Trust	769,071	125,435,480
CareTrust REIT, Inc.	763,055	15,833,391
# Cedar Realty Trust, Inc.	55,342	1,232,466
Centerspace	104,539	10,583,528
* Chatham Lodging Trust	378,820	4,807,226
CIM Commercial Trust Corp.	24,221	204,667
City Office REIT, Inc.	347,932	6,600,270
Clipper Realty, Inc.	86,045	738,266
Columbia Property Trust, Inc.	914,554	17,532,000
Community Healthcare Trust, Inc.	179,753	8,599,384
#* Condor Hospitality Trust, Inc.	2,591	18,888
* CorePoint Lodging, Inc.	333,446	5,748,609
CoreSite Realty Corp.	341,254	48,615,045
Corporate Office Properties Trust	893,133	24,221,767
Cousins Properties, Inc.	1,178,482	46,679,672
Crown Castle International Corp.	3,283,222	591,964,927
# CTO Realty Growth, Inc.	40,881	2,191,630
CubeSmart	1,566,930	86,196,819
CyrusOne, Inc.	955,796	78,394,388
* DiamondRock Hospitality Co.	1,630,367	14,738,518
Digital Realty Trust, Inc.	2,193,393	346,139,349
Diversified Healthcare Trust	1,908,990	6,948,724
# Douglas Emmett, Inc.	1,389,088	45,395,396
Duke Realty Corp.	2,901,130	163,159,551
# Easterly Government Properties, Inc.	666,687	14,020,428
EastGroup Properties, Inc.	315,650	62,429,257
# Empire State Realty Trust, Inc., Class A	1,154,588	11,176,412
EPR Properties	592,691	29,759,015
Equinix, Inc.	608,235	509,135,271
* Equity Commonwealth	877,350	22,749,685
Equity LifeStyle Properties, Inc.	1,344,562	113,628,935
Equity Residential	2,724,927	235,433,693
#» Esc War Ind	433,542	116,016
# Essential Properties Realty Trust, Inc.	909,654	27,098,593

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Essex Property Trust, Inc.	499,942	$169,945,284
	Extra Space Storage, Inc.	1,028,050	202,906,228
	Federal Realty Investment Trust	543,421	65,400,717
	First Industrial Realty Trust, Inc.	1,007,243	58,651,760
	Four Corners Property Trust, Inc.	595,594	17,272,226
	Franklin Street Properties Corp.	867,356	3,903,102
	Gaming & Leisure Properties, Inc.	1,730,779	83,925,474
	Getty Realty Corp.	295,096	9,478,484
	Gladstone Commercial Corp.	279,182	6,102,919
#	Global Medical REIT, Inc.	421,692	6,991,653
	Global Net Lease, Inc.	728,586	11,671,948
	Global Self Storage, Inc.	43,975	223,833
	Healthcare Realty Trust, Inc.	1,110,455	36,711,642
	Healthcare Trust of America, Inc., Class A	1,712,698	57,186,986
	Healthpeak Properties, Inc.	4,150,041	147,367,956
*	Hersha Hospitality Trust	280,812	2,507,651
	Highwoods Properties, Inc.	825,886	37,032,728
*	Host Hotels & Resorts, Inc.	5,535,321	93,159,452
	Hudson Pacific Properties, Inc.	1,196,716	30,815,437
#	Independence Realty Trust, Inc.	813,784	19,229,716
#	Indus Realty Trust, Inc.	1,197	83,431
	Industrial Logistics Properties Trust	521,899	14,660,143
	Invitation Homes, Inc.	4,501,909	185,703,746
#	Iron Mountain, Inc.	2,239,435	102,207,813
	JBG SMITH Properties	940,665	27,147,592
	Kilroy Realty Corp.	824,527	55,556,629
	Kimco Realty Corp.	4,518,312	102,113,851
	Kite Realty Group Trust	1,734,586	35,212,106
	Lamar Advertising Co., Class A	676,219	76,547,991
	Lexington Realty Trust	2,200,236	32,057,439
	Life Storage, Inc.	621,197	83,122,371
#	LTC Properties, Inc.	312,427	9,953,924
	Macerich Co.	1,504,249	27,211,864
*	Mack-Cali Realty Corp.	669,346	12,175,404
	Medical Properties Trust, Inc.	4,588,011	97,862,275
	MGM Growth Properties LLC, Class A	1,200,514	47,276,241
	Mid-America Apartment Communities, Inc.	886,181	180,967,022
	Monmouth Real Estate Investment Corp.	743,602	14,016,898
	National Health Investors, Inc.	360,022	19,361,983
	National Retail Properties, Inc.	1,368,562	62,077,972
	National Storage Affiliates Trust	600,638	37,515,849
	NETSTREIT Corp.	109,163	2,646,111
	NexPoint Residential Trust, Inc.	160,640	11,376,525
	Office Properties Income Trust	386,392	9,899,363
#	Omega Healthcare Investors, Inc.	1,837,809	53,958,072
#	One Liberty Properties, Inc.	132,580	4,144,451
	Outfront Media, Inc.	1,156,318	28,780,755
	Paramount Group, Inc.	1,394,645	11,826,590
*	Park Hotels & Resorts, Inc.	1,873,640	34,718,549
#	Pebblebrook Hotel Trust	1,042,920	23,423,983
	Physicians Realty Trust	1,673,506	31,813,349
	Piedmont Office Realty Trust, Inc., Class A	987,455	17,537,201
#	Plymouth Industrial REIT, Inc.	174,541	4,461,268
	Postal Realty Trust, Inc., Class A	5,878	114,210
	Preferred Apartment Communities, Inc., Class A	318,753	4,019,475
	Prologis, Inc.	5,611,647	813,464,349
	PS Business Parks, Inc.	164,138	29,167,323
	Public Storage	1,209,812	401,875,350
#	Realty Income Corp.	2,982,256	213,022,546

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Regency Centers Corp.	1,187,510	$83,612,579
	Retail Opportunity Investments Corp.	939,753	16,699,411
#	Retail Value, Inc.	139,433	872,851
	Rexford Industrial Realty, Inc.	1,137,905	76,467,216
	RLJ Lodging Trust	1,313,878	18,946,121
	RPT Realty	650,782	8,648,893
*	Ryman Hospitality Properties, Inc.	413,872	35,402,611
	Sabra Health Care REIT, Inc.	1,665,978	23,573,589
	Saul Centers, Inc.	114,554	5,315,306
	SBA Communications Corp.	837,114	289,080,578
#*	Seritage Growth Properties	299,307	4,609,328
	Service Properties Trust	1,312,249	14,132,922
	Simon Property Group, Inc.	2,520,983	369,525,688
	SITE Centers Corp.	1,303,899	20,718,955
#	SL Green Realty Corp.	535,276	37,506,789
#*	Sotherly Hotels, Inc.	103,271	237,523
	Spirit Realty Capital, Inc.	911,257	44,587,805
	STAG Industrial, Inc.	1,252,038	54,501,214
	STORE Capital Corp.	1,915,714	65,766,462
*	Summit Hotel Properties, Inc.	841,603	8,416,030
	Sun Communities, Inc.	890,472	174,514,703
*	Sunstone Hotel Investors, Inc.	1,720,749	21,234,043
#	Tanger Factory Outlet Centers, Inc.	744,958	12,515,294
	Terreno Realty Corp.	546,497	39,965,326
	UDR, Inc.	2,291,144	127,227,226
	UMH Properties, Inc.	314,298	7,524,294
#	Uniti Group, Inc.	1,795,142	25,688,482
	Universal Health Realty Income Trust	104,643	5,961,512
	Urban Edge Properties	931,649	16,331,807
#	Urstadt Biddle Properties, Inc.	49,143	865,408
	Urstadt Biddle Properties, Inc., Class A	242,061	4,754,078
	Ventas, Inc.	3,023,982	161,389,919
	VEREIT, Inc.	1,773,669	89,215,551
#	VICI Properties, Inc.	3,664,748	107,560,354
	Vornado Realty Trust	1,281,303	54,621,947
#	Washington Real Estate Investment Trust	668,139	16,937,324
	Welltower, Inc.	3,228,187	259,546,235
*	Wheeler Real Estate Investment Trust, Inc.	1,281	3,215
	Whitestone REIT	313,590	2,878,756
#	WP Carey, Inc.	1,413,878	109,024,133
*	Xenia Hotels & Resorts, Inc.	904,399	16,098,302

TOTAL REAL ESTATE			11,106,021,955

PREFERRED STOCKS — (0.0%)
REAL ESTATE — (0.0%)
#	Brookfield Property Preferred LP, 6.250%	16,035	398,149

TOTAL INVESTMENT SECURITIES (Cost $5,907,017,758)			11,106,420,104

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	103,237,741	103,237,741

SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	16,092,450	186,189,641

TOTAL INVESTMENTS — (100.0%) (Cost $6,196,419,583)			$11,395,847,486

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

As of October 31, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	440	12/17/21	$98,735,284	$101,134,000	$2,398,716

Total Futures Contracts			$98,735,284	$101,134,000	$2,398,716

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$11,105,905,939	$116,016	—	$11,106,021,955
Preferred Stocks
Real Estate	398,149	—	—	398,149
Temporary Cash Investments	103,237,741	—	—	103,237,741
Securities Lending Collateral	—	186,189,641	—	186,189,641
Futures Contracts**	2,398,716	—	—	2,398,716

TOTAL	$11,211,940,545	$186,305,657	—	$11,398,246,202

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (5.9%)
* Afterpay Ltd.	22,552	$2,089,203
AGL Energy Ltd.	107,208	462,348
ALS Ltd.	242,483	2,432,054
Altium Ltd.	39,342	1,095,936
# Alumina Ltd.	930,254	1,405,912
* AMP Ltd.	1,051,035	859,904
Ampol Ltd.	84,715	1,959,565
Ansell Ltd.	83,575	2,001,006
# APA Group	287,796	1,785,673
ARB Corp. Ltd.	23,057	849,209
Aristocrat Leisure Ltd.	181,240	6,427,987
ASX Ltd.	49,418	3,107,789
Atlas Arteria Ltd.	352,211	1,655,268
Aurizon Holdings Ltd.	1,216,488	3,101,389
AusNet Services Ltd.	607,453	1,129,650
Australia & New Zealand Banking Group Ltd.	691,667	14,718,998
# Bank of Queensland Ltd.	290,272	1,932,609
Bendigo & Adelaide Bank Ltd.	271,118	1,898,885
# BHP Group Ltd.	697,375	19,154,786
# BHP Group Ltd., Sponsored ADR	64,786	3,552,864
BlueScope Steel Ltd.	267,592	4,181,421
Brambles Ltd.	509,466	3,865,161
Breville Group Ltd.	36,183	805,356
Carsales.com Ltd.	101,145	1,892,842
Challenger Ltd.	125,100	657,129
CIMIC Group Ltd.	27,686	417,195
Cleanaway Waste Management Ltd.	949,737	1,931,534
Cochlear Ltd.	14,527	2,429,816
Coles Group Ltd.	337,836	4,378,009
Commonwealth Bank of Australia	310,658	24,623,436
Computershare Ltd.	242,165	3,445,856
* Crown Resorts Ltd.	159,728	1,204,030
CSL Ltd.	124,326	28,289,174
Domino’s Pizza Enterprises Ltd.	19,831	2,034,225
Downer EDI Ltd.	465,425	2,225,267
Eagers Automotive Ltd.	39,098	439,278
Endeavour Group Ltd.	387,995	1,993,700
# Evolution Mining Ltd.	859,766	2,334,213
Fortescue Metals Group Ltd.	650,204	6,775,150
Harvey Norman Holdings Ltd.	479,253	1,797,969
IDP Education Ltd.	54,293	1,536,114
# IGO Ltd.	305,089	2,234,111
Iluka Resources Ltd.	161,561	1,152,640
Incitec Pivot Ltd.	1,009,427	2,283,915
Insurance Australia Group Ltd.	722,472	2,617,860
James Hardie Industries PLC	134,782	5,295,073
JB Hi-Fi Ltd.	74,704	2,852,152
Lendlease Corp. Ltd.	227,259	1,800,393
* Lynas Rare Earths Ltd.	214,923	1,198,948
Macquarie Group Ltd.	81,161	12,078,252
# Magellan Financial Group Ltd.	46,158	1,214,236
Medibank Pvt Ltd.	1,284,753	3,228,751
# Metcash Ltd.	613,711	1,891,435
Mineral Resources Ltd.	92,613	2,722,664
National Australia Bank Ltd.	811,247	17,638,112
Netwealth Group Ltd.	38,249	502,700
Newcrest Mining Ltd.	330,888	6,199,466

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	NEXTDC Ltd.	123,287	$1,100,562
	Nine Entertainment Co. Holdings Ltd.	916,503	1,919,396
	Northern Star Resources Ltd.	473,628	3,278,848
	Oil Search Ltd.	791,668	2,564,690
	Orica Ltd.	187,512	2,152,504
	Origin Energy Ltd.	629,025	2,409,153
	OZ Minerals Ltd.	163,331	3,106,859
*	Pilbara Minerals Ltd.	506,650	849,687
	Premier Investments Ltd.	57,290	1,329,594
#	Pro Medicus Ltd.	19,112	771,809
*	Qantas Airways Ltd.	112,113	454,061
	QBE Insurance Group Ltd.	544,830	4,878,097
	Qube Holdings Ltd.	798,076	1,927,421
	Ramsay Health Care Ltd.	53,426	2,855,410
#	REA Group Ltd.	13,480	1,636,050
	Reece Ltd.	78,480	1,190,011
	Reliance Worldwide Corp. Ltd.	374,755	1,647,840
	Rio Tinto Ltd.	123,447	8,457,690
	Santos Ltd.	1,128,967	5,928,282
	SEEK Ltd.	67,391	1,674,860
#	Seven Group Holdings Ltd.	78,137	1,276,157
	Sonic Healthcare Ltd.	165,803	5,031,204
#	South32 Ltd., ADR	6,560	88,560
	South32 Ltd.	1,706,542	4,603,538
	Spark Infrastructure Group	155,812	330,337
*	Star Entertainment Grp Ltd.	342,969	953,090
	Steadfast Group Ltd.	438,696	1,543,460
	Suncorp Group Ltd.	459,145	4,062,906
*	Sydney Airport	239,771	1,486,925
	Tabcorp Holdings Ltd.	752,250	2,832,485
	Telstra Corp. Ltd.	1,393,377	4,027,525
#	TPG Telecom Ltd.	149,090	761,096
	Transurban Group	557,318	5,678,598
	Treasury Wine Estates Ltd.	256,831	2,240,985
	Wesfarmers Ltd.	328,349	14,206,255
	Westpac Banking Corp.	748,445	14,561,092
	WiseTech Global Ltd.	14,953	582,775
	Woodside Petroleum Ltd.	242,834	4,245,120
	Woolworths Group Ltd.	387,995	11,176,123
	Worley Ltd.	162,182	1,332,521
*	Xero Ltd.	25,313	2,886,259
#*	Zip Co. Ltd.	171,161	845,934

TOTAL AUSTRALIA			368,674,387

AUSTRIA — (0.2%)
	Erste Group Bank AG	97,249	4,170,592
	OMV AG	58,040	3,513,934
	Raiffeisen Bank International AG	78,160	2,283,829
#	Verbund AG	14,535	1,515,161
	voestalpine AG	60,877	2,312,174

TOTAL AUSTRIA			13,795,690

BELGIUM — (0.8%)
	Ageas SA	84,010	4,086,873
	Anheuser-Busch InBev SA	265,831	16,260,134
*	Argenx SE	4,901	1,475,490
	D’ieteren Group	4,394	757,632
	Elia Group SA	11,284	1,316,431

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Etablissements Franz Colruyt NV	38,336	$1,882,216
	KBC Group NV	98,770	9,197,756
	Proximus SADP	97,726	1,840,333
	Solvay SA	58,763	6,985,280
	UCB SA	40,457	4,835,648
#	Umicore SA	81,898	4,695,743

TOTAL BELGIUM			53,333,536

CANADA — (10.2%)
	Agnico Eagle Mines Ltd.	76,104	4,037,317
#*	Air Canada	32,400	580,928
#	Algonquin Power & Utilities Corp.	19,462	280,545
	Algonquin Power & Utilities Corp.	85,451	1,233,058
	Alimentation Couche-Tard, Inc., Class B	284,832	10,683,501
#	AltaGas Ltd.	153,726	3,182,337
	ARC Resources Ltd.	391,051	3,750,626
#*	Ballard Power Systems, Inc.	21,000	380,520
#	Bank of Montreal	27,175	2,950,472
	Bank of Montreal	161,778	17,554,531
	Bank of Nova Scotia	177,168	11,615,556
	Bank of Nova Scotia	160,343	10,512,087
	Barrick Gold Corp.	414,136	7,607,678
	Barrick Gold Corp.	141,263	2,600,374
*	Bausch Health Cos., Inc.	72,875	2,046,330
	BCE, Inc.	24,808	1,276,868
#*	BlackBerry Ltd.	150,810	1,628,748
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	635	39,118
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	527	32,484
	Brookfield Asset Management, Inc., Class A	92,109	5,561,102
#	Brookfield Asset Management, Inc., Class A	76,401	4,613,856
	BRP, Inc.	8,200	721,012
	BRP, Inc.	5,600	493,640
*	CAE, Inc.	53,979	1,639,342
	Cameco Corp.	174,216	4,233,449
#	Canadian Imperial Bank of Commerce	92,098	11,175,143
	Canadian Imperial Bank of Commerce	53,368	6,471,404
	Canadian National Railway Co	142,360	18,919,984
	Canadian National Railway Co	76,670	10,190,210
	Canadian Natural Resources Ltd.	25,336	1,076,821
	Canadian Natural Resources Ltd.	334,695	14,227,884
#	Canadian Pacific Railway Ltd.	146,230	11,318,174
#	Canadian Pacific Railway Ltd.	63,720	4,931,928
#	Canadian Tire Corp. Ltd., Class A	28,898	4,104,469
#	Canadian Utilities Ltd., Class A	43,172	1,250,579
#*	Canopy Growth Corp.	22,059	278,946
#*	Canopy Growth Corp.	13,441	169,760
	CCL Industries, Inc., Class B	76,417	4,177,125
	Cenovus Energy, Inc.	114,158	1,365,173
	Cenovus Energy, Inc.	304,459	3,647,419
*	CGI, Inc.	56,942	5,090,045
*	CGI, Inc.	34,697	3,099,629
	Colliers International Group, Inc.	6,936	1,008,286
	Constellation Software, Inc.	6,443	11,323,094
*	Descartes Systems Group, Inc.	15,836	1,293,265
*	Descartes Systems Group, Inc.	3,530	288,648
	Dollarama, Inc.	78,900	3,566,311
#	Element Fleet Management Corp.	319,508	3,472,352
#	Emera, Inc.	67,612	3,145,684
	Empire Co. Ltd., Class A	112,163	3,353,289

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Enbridge, Inc.	34,288	$1,436,220
	Enbridge, Inc.	347,957	14,565,480
	Endeavour Mining PLC	138,600	3,520,995
	Fairfax Financial Holdings Ltd.	16,236	6,575,869
	First Quantum Minerals Ltd.	249,662	5,910,706
	FirstService Corp.	3,957	791,083
#	FirstService Corp.	23,665	4,719,997
#	Fortis, Inc.	103,476	4,606,087
	Fortis, Inc.	2,900	129,079
#	Franco-Nevada Corp.	24,816	3,544,469
	George Weston Ltd.	42,848	4,629,634
	Gildan Activewear, Inc.	91,997	3,378,130
	Great-West Lifeco, Inc.	76,883	2,261,886
Ω	Hydro One Ltd.	67,923	1,622,885
	iA Financial Corp., Inc.	52,200	3,087,881
	IGM Financial, Inc.	52,675	2,091,507
	Imperial Oil Ltd.	23,070	781,054
	Imperial Oil Ltd.	67,601	2,290,322
	Intact Financial Corp.	42,108	5,644,908
*	Ivanhoe Mines Ltd., Class A	137,318	1,077,374
#	Keyera Corp.	68,100	1,745,420
	Kinross Gold Corp.	1,053,311	6,332,122
	Kinross Gold Corp.	145,397	873,836
	Kirkland Lake Gold Ltd.	79,988	3,371,828
	Kirkland Lake Gold Ltd.	67,210	2,834,246
#*	Lightspeed Commerce, Inc.	11,268	1,100,771
#	Loblaw Cos. Ltd.	71,364	5,367,310
	Lundin Mining Corp.	511,628	4,452,354
	Magna International, Inc.	156,537	12,726,458
	Manulife Financial Corp.	169,484	3,301,761
	Manulife Financial Corp.	193,210	3,765,663
	Metro, Inc.	110,173	5,543,380
	National Bank of Canada	144,251	11,942,435
#	Northland Power, Inc.	89,964	2,892,427
	Nutrien Ltd.	111,011	7,760,752
	Onex Corp.	65,665	4,893,571
	Open Text Corp.	39,200	1,974,570
	Open Text Corp.	68,664	3,457,232
#	Pan American Silver Corp.	88,247	2,258,228
	Pan American Silver Corp.	13,463	344,787
#	Parkland Corp.	59,028	1,717,516
	Pembina Pipeline Corp.	250,079	8,275,114
#	Premium Brands Holdings Corp., Class A	7,853	848,690
#	Quebecor, Inc., Class B	73,007	1,860,569
	Restaurant Brands International, Inc.	58,971	3,338,799
#	Restaurant Brands International, Inc.	28,059	1,589,262
	Ritchie Bros Auctioneers, Inc.	27,100	1,852,286
	Ritchie Bros Auctioneers, Inc.	33,634	2,298,884
	Rogers Communications, Inc., Class B	60,368	2,807,678
	Rogers Communications, Inc., Class B	63,944	2,978,511
	Royal Bank of Canada	310,579	32,327,720
	Royal Bank of Canada	206,240	21,451,022
	Saputo, Inc.	81,363	1,943,350
	Shaw Communications, Inc., Class B	91,735	2,641,755
	Shaw Communications, Inc., Class B	169,614	4,891,668
*	Shopify, Inc., Class A	926	1,352,053
*	Shopify, Inc., Class A	12,023	17,634,495
#	SNC-Lavalin Group, Inc.	63,698	1,713,402
	Stantec, Inc.	52,633	2,908,934

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Sun Life Financial, Inc.	38,387	$2,187,650
#	Sun Life Financial, Inc.	126,444	7,203,515
	Suncor Energy, Inc.	452,499	11,900,724
	TC Energy Corp.	28,748	1,555,170
	TC Energy Corp.	229,410	12,411,081
	Teck Resources Ltd., Class B	169,104	4,718,002
	TELUS Corp.	78,760	1,806,720
	TFI International, Inc.	17,313	1,919,734
	TFI International, Inc.	24,470	2,712,010
	Thomson Reuters Corp.	5,033	605,415
	Thomson Reuters Corp.	31,623	3,805,196
#*	Tilray, Inc.	763,578	7,864,853
	TMX Group Ltd.	21,681	2,347,315
	Toromont Industries Ltd.	58,598	5,213,499
	Toronto-Dominion Bank	199,832	14,506,227
#	Toronto-Dominion Bank	286,785	20,794,780
#	Tourmaline Oil Corp.	219,766	7,942,900
	Waste Connections, Inc.	29,582	4,023,423
	Waste Connections, Inc.	22,131	3,011,386
	West Fraser Timber Co. Ltd.	72,167	5,778,142
#	Wheaton Precious Metals Corp.	69,871	2,823,487
	WSP Global, Inc.	54,332	7,365,726
	Yamana Gold, Inc.	90,867	358,925

TOTAL CANADA			635,093,406

DENMARK — (2.3%)
#	Ambu AS, Class B	32,094	913,618
	AP Moller—Maersk AS, Class A	731	2,007,077
	AP Moller—Maersk AS, Class B	953	2,761,744
	Carlsberg AS, Class B	36,695	6,058,924
#	Chr Hansen Holding AS	43,306	3,447,063
	Coloplast AS, Class B	36,465	5,955,390
	Danske Bank AS	253,155	4,283,793
#*	Demant AS	47,428	2,299,212
	DSV AS	47,095	10,945,688
*	Genmab AS	19,844	8,914,946
#	GN Store Nord AS	92,731	5,635,003
	H Lundbeck AS	30,323	844,478
	Novo Nordisk AS, Sponsored ADR	45,587	5,020,496
	Novo Nordisk AS, Class B	461,515	50,607,362
	Novozymes AS, Class B	69,784	5,133,228
Ω	Orsted AS	34,553	4,880,351
#	Pandora AS	74,525	10,428,697
	Rockwool International AS, Class A	43	17,252
#	Rockwool International AS, Class B	4,284	1,959,140
	Tryg AS	106,087	2,517,774
	Vestas Wind Systems AS	203,793	8,809,892

TOTAL DENMARK			143,441,128

FINLAND — (1.2%)
	Elisa Oyj	79,278	4,784,446
	Fortum Oyj	210,118	6,248,923
	Kesko Oyj, Class A	63,431	1,937,417
	Kesko Oyj, Class B	161,040	5,240,963
	Kone Oyj, Class B	107,052	7,300,845
	Metso Outotec Oyj	227,050	2,281,038
#	Neste Oyj	132,671	7,386,035
*	Nokia Oyj	2,258,672	12,963,659

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
FINLAND — (Continued)
* Nokia Oyj	268,823	$1,549,094
* Nokia Oyj, Sponsored ADR	13,928	79,111
Nordea Bank Abp	598,154	7,325,483
Nordea Bank Abp	46,926	574,142
Sampo Oyj, Class A	141,984	7,548,057
Stora Enso Oyj, Class R	295,030	4,909,157
UPM-Kymmene Oyj	191,017	6,741,166
Wartsila OYJ Abp	122,637	1,700,758

TOTAL FINLAND		78,570,294

FRANCE — (9.2%)
* Accor SA	76,311	2,730,897
* Aeroports de Paris	12,794	1,707,031
Air Liquide SA	137,694	22,989,071
* Airbus SE	172,375	22,112,614
# Alstom SA	90,640	3,230,209
Ω Amundi SA	24,018	2,139,935
Arkema SA	63,365	8,667,952
AXA SA	360,553	10,489,563
BioMerieux	14,460	1,841,749
# BNP Paribas SA	263,532	17,640,097
Bollore SA	332,511	1,932,620
Bouygues SA	154,935	6,277,239
Bureau Veritas SA	128,593	4,087,331
Capgemini SE	58,906	13,734,689
Carrefour SA	465,682	8,430,639
Cie de Saint-Gobain	193,406	13,347,438
# Cie Generale des Etablissements Michelin SCA	108,150	17,003,063
CNP Assurances	92,953	2,328,952
Credit Agricole SA	227,815	3,437,036
Danone SA, Sponsored ADR	5,303	68,992
Danone SA	194,323	12,667,087
Dassault Aviation SA	9,740	1,017,867
Dassault Systemes SE	130,587	7,625,940
Edenred	81,026	4,384,414
Eiffage SA	77,712	7,998,520
Electricite de France SA	153,836	2,267,228
Engie SA	778,575	11,075,344
EssilorLuxottica SA	48,105	9,952,795
Eurazeo SE	1,602	150,162
Eurofins Scientific SE	61,620	7,272,079
Ω Euronext NV	31,096	3,498,438
Faurecia SE	4,800	247,820
# Getlink SE	135,102	2,079,371
Hermes International	9,337	14,826,360
Ipsen SA	29,135	3,015,294
Kering SA	22,325	16,755,683
Ω La Francaise des Jeux SAEM	32,800	1,703,154
Legrand SA	103,472	11,287,763
L’Oreal SA	51,173	23,409,331
LVMH Moet Hennessy Louis Vuitton SE	80,391	63,036,311
Orange SA, Sponsored ADR	22,324	243,555
Orange SA	1,406,145	15,333,940
Orpea SA	26,062	2,722,279
Pernod Ricard SA	33,839	7,785,001
Publicis Groupe SA	168,044	11,281,368
# Remy Cointreau SA	7,487	1,512,445
* Renault SA	102,379	3,689,133
# Safran SA	63,519	8,549,005

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
FRANCE — (Continued)
Sanofi	213,213	$21,415,989
Sartorius Stedim Biotech	9,315	5,134,156
Schneider Electric SE	116,541	20,093,775
Schneider Electric SE	935	161,026
SEB SA	18,657	2,923,351
Societe Generale SA	287,817	9,614,217
* Sodexo SA	35,766	3,479,648
Sodexo SA	16,625	1,614,354
* SOITEC	6,778	1,804,649
STMicroelectronics NV	178,896	8,493,766
# STMicroelectronics NV	33,658	1,603,467
Suez SA	115,747	2,635,131
Teleperformance	18,259	7,626,997
Thales SA	60,885	5,618,376
# TotalEnergies SE, Sponsored ADR	18,895	946,828
TotalEnergies SE	551,438	27,613,230
* Ubisoft Entertainment SA	43,982	2,303,064
Valeo	210,255	6,177,725
# Veolia Environnement SA, ADR	17,086	559,908
Veolia Environnement SA	103,111	3,367,499
Vinci SA	147,957	15,818,111
# Vivendi SE	108,105	1,392,664
*Ω Worldline SA	67,679	3,946,779

TOTAL FRANCE		573,929,514

GERMANY — (6.8%)
Adidas AG	48,528	15,883,273
Allianz SE	58,303	13,538,560
Allianz SE, Sponsored ADR	167,341	3,885,658
# Aroundtown SA	360,915	2,508,183
BASF SE	204,799	14,740,130
Bayer AG	332,314	18,728,437
Bayerische Motoren Werke AG.	147,468	14,899,577
Bechtle AG	44,733	3,355,589
Beiersdorf AG	18,171	1,932,184
Brenntag SE	83,558	7,949,563
Carl Zeiss Meditec AG	6,865	1,382,544
* Commerzbank AG	435,124	3,177,658
* Continental AG	58,740	6,906,144
Ω Covestro AG	132,278	8,470,900
Daimler AG	320,152	31,779,061
*Ω Delivery Hero SE	18,383	2,292,820
* Deutsche Bank AG	18,657	239,655
* Deutsche Bank AG	709,002	9,089,406
Deutsche Boerse AG	57,872	9,607,160
Deutsche Post AG	337,563	20,897,505
Deutsche Telekom AG	1,271,712	23,650,219
Ω DWS Group GmbH & Co. KGaA	11,300	488,787
E.ON SE	741,598	9,403,314
Evonik Industries AG	86,989	2,818,513
* Evotec SE	26,615	1,290,160
Fresenius Medical Care AG & Co. KGaA	120,499	8,004,636
Fresenius SE & Co. KGaA	200,905	9,131,885
GEA Group AG	46,264	2,278,556
Hannover Rueck SE	17,608	3,214,937
#Ω Hapag-Lloyd AG	12,305	2,647,496
HeidelbergCement AG	73,792	5,556,900
# Hella GmbH & Co. KGaA	12,231	848,342
* HelloFresh SE	62,876	5,095,399

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Henkel AG & Co. KGaA	17,869	$1,492,281
Infineon Technologies AG	218,555	10,235,222
KION Group AG	61,560	6,724,122
Knorr-Bremse AG	12,393	1,307,982
LEG Immobilien SE	26,919	4,004,014
Merck KGaA	29,324	6,929,987
MTU Aero Engines AG	15,983	3,560,013
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,184	7,752,724
Nemetschek SE	32,759	3,761,276
Puma SE	4,563	566,039
Puma SE	17,900	2,220,492
* QIAGEN NV	51,021	2,811,392
Rational AG	1,973	1,958,295
RTL Group SA	27,409	1,583,096
RWE AG	257,480	9,910,831
SAP SE	212,517	30,774,818
Ω Scout24 AG	26,916	1,874,592
Siemens AG	146,649	23,842,470
* Siemens Energy AG	115,460	3,313,769
Ω Siemens Healthineers AG	48,068	3,196,806
Symrise AG, Class A	37,746	5,221,106
* Talanx AG	26,647	1,281,460
Telefonica Deutschland Holding AG	927,240	2,415,848
* thyssenkrupp AG	78,995	822,312
Uniper SE	47,883	2,116,746
United Internet AG	74,272	2,740,665
* Vitesco Technologies Group AG, Class A	11,748	673,602
Volkswagen AG	13,157	4,277,312
Vonovia SE	124,425	7,547,968
Wacker Chemie AG	6,071	1,097,071
*Ω Zalando SE	33,363	3,152,155

TOTAL GERMANY		424,859,617

HONG KONG — (2.2%)
AIA Group Ltd.	3,249,000	36,411,572
ASM Pacific Technology Ltd.	118,200	1,278,972
Bank of East Asia Ltd.	385,272	632,720
Ω BOC Aviation Ltd.	203,200	1,778,157
BOC Hong Kong Holdings Ltd	688,000	2,180,165
Ω Budweiser Brewing Co. APAC Ltd.	349,400	958,335
* Cathay Pacific Airways Ltd.	486,000	448,362
Chow Tai Fook Jewellery Group Ltd.	594,400	1,212,338
CK Asset Holdings Ltd.	706,986	4,367,091
CK Hutchison Holdings Ltd.	743,462	4,984,481
CK Infrastructure Holdings Ltd.	226,000	1,362,552
CLP Holdings Ltd.	305,900	2,995,042
* Galaxy Entertainment Group Ltd.	370,000	1,990,867
Hang Lung Properties Ltd.	968,000	2,246,586
Hang Seng Bank Ltd.	191,900	3,646,662
Henderson Land Development Co. Ltd.	505,571	2,116,917
HK Electric Investments & HK Electric Investments Ltd.	818,500	815,618
HKT Trust & HKT Ltd.	3,060,000	4,152,521
Hong Kong & China Gas Co. Ltd.	2,237,661	3,476,276
Hong Kong Exchanges & Clearing Ltd.	349,451	21,051,524
Ω JS Global Lifestyle Co. Ltd.	347,500	643,525
Man Wah Holdings Ltd.	801,600	1,240,589
* Melco Resorts & Entertainment Ltd., ADR	34,136	369,693
# MTR Corp. Ltd.	294,314	1,605,516
New World Development Co. Ltd.	692,215	3,002,433

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
HONG KONG — (Continued)
Orient Overseas International Ltd.	61,000	$1,121,538
Power Assets Holdings Ltd.	277,707	1,697,151
Prada SpA	186,900	1,178,041
* Sands China Ltd.	261,200	595,320
# Sino Land Co. Ltd.	1,562,464	2,053,679
# SITC International Holdings Co. Ltd.	675,000	2,281,393
Sun Hung Kai Properties Ltd.	244,608	3,243,092
Swire Pacific Ltd., Class A	235,500	1,480,491
Swire Pacific Ltd., Class B	387,500	407,066
Swire Properties Ltd.	188,600	505,630
Techtronic Industries Co. Ltd.	442,000	9,081,001
Ω WH Group Ltd.	6,293,235	4,411,646
Wharf Real Estate Investment Co. Ltd.	290,609	1,641,435
Xinyi Glass Holdings Ltd.	824,000	2,321,987

TOTAL HONG KONG		136,987,984

IRELAND — (0.6%)
* AIB Group PLC	201,139	544,378
# CRH PLC, Sponsored ADR	250,228	11,995,930
* Flutter Entertainment PLC	17,600	3,331,795
* Flutter Entertainment PLC	14,971	2,825,167
Kerry Group PLC, Class A	13,859	1,859,583
Kerry Group PLC, Class A	18,318	2,489,542
Kingspan Group PLC	53,021	6,104,041
Smurfit Kappa Group PLC	174,089	9,125,152

TOTAL IRELAND		38,275,588

ISRAEL — (0.6%)
* Airport City Ltd.	13,167	251,361
Alony Hetz Properties & Investments Ltd.	55,963	916,254
Amot Investments Ltd.	77,083	589,196
Ashtrom Group Ltd.	11,611	271,494
Azrieli Group Ltd.	5,030	470,422
Bank Hapoalim BM	252,270	2,484,597
Bank Leumi Le-Israel BM	461,913	4,413,286
* Bezeq The Israeli Telecommunication Corp. Ltd.	758,064	950,886
Big Shopping Centers Ltd.	2,241	336,111
Elbit Systems Ltd.	6,571	1,035,797
# Elbit Systems Ltd.	3,204	508,827
Electra Ltd.	268	176,597
First International Bank of Israel Ltd.	40,435	1,621,568
Gav-Yam Lands Corp. Ltd.	18,044	214,757
# Harel Insurance Investments & Financial Services Ltd.	86,667	968,958
ICL Group Ltd.	178,981	1,533,866
* Israel Discount Bank Ltd., Class A	458,720	2,771,691
# Maytronics Ltd.	16,844	398,162
* Melisron Ltd.	9,415	796,801
Mivne Real Estate KD Ltd.	137,782	502,338
Mizrahi Tefahot Bank Ltd.	66,091	2,404,721
#* Nice Ltd., Sponsored ADR	10,717	3,033,125
* Nova Ltd.	12,010	1,282,471
Phoenix Holdings Ltd.	136,655	1,727,309
# Shapir Engineering & Industry Ltd.	82,774	677,560
#* Shikun & Binui Ltd.	124,853	742,593
Strauss Group Ltd.	28,156	827,588
* Teva Pharmaceutical Industries Ltd., Sponsored ADR	342,134	2,990,251
* Tower Semiconductor Ltd.	7,742	246,738

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Tower Semiconductor Ltd.	63,725	$2,086,476

TOTAL ISRAEL			37,231,801

ITALY — (2.0%)
	Amplifon SpA	66,280	3,372,873
	Assicurazioni Generali SpA	439,974	9,580,518
*	Atlantia SpA	165,384	3,196,604
	Banca Mediolanum SpA	96,969	977,167
	CNH Industrial NV	357,713	6,161,807
	Davide Campari-Milano NV	109,082	1,549,417
	DiaSorin SpA	7,932	1,793,139
	Enel SpA	2,271,536	19,016,805
	Eni SpA	731,262	10,480,769
	Ferrari NV	35,703	8,471,948
	Ferrari NV	2,034	482,404
*	FinecoBank Banca Fineco SpA	268,985	5,137,019
#Ω	Infrastrutture Wireless Italiane SpA	150,616	1,664,021
	Interpump Group SpA	6,349	467,680
	Intesa Sanpaolo SpA	3,031,862	8,617,085
*	Mediobanca Banca di Credito Finanziario SpA	293,203	3,498,710
	Moncler SpA	61,475	4,424,011
#*	Nexi SpA	50,087	870,870
Ω	Poste Italiane SpA	196,592	2,807,693
	Prysmian SpA	49,036	1,854,005
	Recordati Industria Chimica e Farmaceutica SpA	60,469	3,788,802
	Snam SpA	661,149	3,744,608
	Stellantis NV	82,519	1,647,446
#	Stellantis NV	26,989	538,161
	Telecom Italia SpA	6,106,646	2,178,544
	Telecom Italia SpA	4,281,711	1,627,794
	Telecom Italia SpA, Sponsored ADR	53,165	188,736
	Tenaris SA	101,644	1,131,937
	Tenaris SA, ADR	49,576	1,104,553
	Terna—Rete Elettrica Nazionale	354,252	2,639,459
	UniCredit SpA	766,324	10,130,373
#	UnipolSai Assicurazioni SpA	317,629	919,758

TOTAL ITALY			124,064,716

JAPAN — (21.0%)
	ABC-Mart, Inc.	11,700	562,348
	Acom Co. Ltd.	153,200	510,941
	Advantest Corp.	61,900	5,075,052
	Aeon Co. Ltd.	219,700	5,054,118
	AEON Financial Service Co. Ltd.	73,500	933,827
	Aeon Mall Co. Ltd.	38,848	569,112
	AGC, Inc.	118,400	5,895,794
	Aica Kogyo Co. Ltd.	24,100	738,684
	Ain Holdings, Inc.	12,700	749,611
	Air Water, Inc.	175,500	2,685,165
	Aisin Corp.	86,700	3,172,593
	Ajinomoto Co., Inc.	151,100	4,524,036
	Alfresa Holdings Corp.	87,600	1,234,895
	Alps Alpine Co. Ltd.	101,800	994,694
	Amada Co. Ltd.	164,800	1,628,136
*	ANA Holdings, Inc.	25,500	594,176
#	Anritsu Corp.	81,800	1,356,444
	Aozora Bank Ltd.	50,200	1,148,324
	As One Corp.	4,900	671,704

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Group Holdings Ltd.	118,300	$5,368,483
	Asahi Intecc Co. Ltd.	37,200	980,568
	Asahi Kasei Corp.	627,600	6,593,157
	Asics Corp.	62,800	1,565,066
	Astellas Pharma, Inc.	348,875	5,881,603
	Azbil Corp.	33,800	1,440,989
	Bandai Namco Holdings, Inc.	63,900	4,883,145
	Bank of Kyoto Ltd.	27,788	1,249,716
	BayCurrent Consulting, Inc.	3,300	1,369,565
	Benefit One, Inc.	24,600	1,241,477
	Benesse Holdings, Inc.	55,600	1,272,027
	Bridgestone Corp.	145,713	6,446,239
	Brother Industries Ltd.	118,100	2,283,338
	Calbee, Inc.	57,600	1,484,091
	Canon Marketing Japan, Inc.	23,700	469,505
	Canon, Inc., Sponsored ADR	22,768	509,320
	Canon, Inc.	144,000	3,274,469
	Capcom Co. Ltd.	58,000	1,561,094
	Casio Computer Co. Ltd.	93,900	1,328,789
	Central Japan Railway Co.	26,345	3,908,032
	Chiba Bank Ltd.	185,437	1,149,378
	Chubu Electric Power Co., Inc.	146,800	1,519,546
	Chugai Pharmaceutical Co. Ltd.	183,900	6,875,904
	Chugoku Electric Power Co., Inc.	101,200	839,438
	Coca-Cola Bottlers Japan Holdings, Inc.	57,060	785,235
	COMSYS Holdings Corp.	60,800	1,505,470
	Concordia Financial Group Ltd.	368,864	1,466,113
	Cosmos Pharmaceutical Corp.	6,400	978,030
	Create SD Holdings Co. Ltd.	8,200	252,085
	Credit Saison Co. Ltd.	127,600	1,564,340
	CyberAgent, Inc.	104,400	1,749,278
	Dai Nippon Printing Co. Ltd.	80,600	1,996,870
	Daicel Corp.	107,400	804,132
	Daifuku Co. Ltd.	25,949	2,388,849
	Dai-ichi Life Holdings, Inc.	175,965	3,702,049
	Daiichi Sankyo Co. Ltd.	215,738	5,443,580
	Daiichikosho Co. Ltd.	16,800	609,998
	Daikin Industries Ltd.	74,200	16,250,894
	Daio Paper Corp.	59,700	1,050,514
	Daito Trust Construction Co. Ltd.	31,700	3,930,295
	Daiwa House Industry Co. Ltd.	228,500	7,538,254
	Daiwa Securities Group, Inc.	513,300	2,883,797
	DeNA Co. Ltd.	41,400	764,748
	Denka Co. Ltd.	80,900	2,648,596
	Denso Corp.	68,700	4,980,417
	Dentsu Group, Inc.	58,882	2,151,765
*	Descente Ltd.	6,300	238,802
	DIC Corp.	77,900	2,062,540
	Disco Corp.	9,400	2,534,218
	Dowa Holdings Co. Ltd.	36,840	1,538,582
	East Japan Railway Co.	54,300	3,382,155
	Ebara Corp.	50,000	2,728,343
	Eisai Co. Ltd.	33,400	2,366,595
	Electric Power Development Co. Ltd.	50,000	660,980
	ENEOS Holdings, Inc.	1,832,070	7,387,363
#	Ezaki Glico Co. Ltd.	21,300	773,051
	Fancl Corp.	28,000	848,903
	FANUC Corp.	25,100	4,960,289
	Fast Retailing Co. Ltd.	17,500	11,616,807

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Food & Life Cos. Ltd.	39,300	$1,703,396
	FP Corp.	31,200	1,059,458
#*	Freee KK	6,800	488,076
	Fuji Corp.	18,600	433,865
	Fuji Electric Co. Ltd.	61,900	3,026,762
	Fuji Kyuko Co. Ltd.	4,800	193,377
	Fuji Media Holdings, Inc.	21,500	222,858
	Fuji Oil Holdings, Inc.	40,600	952,798
	FUJIFILM Holdings Corp.	54,900	4,242,528
	Fujitsu General Ltd.	30,200	740,566
	Fujitsu Ltd.	68,544	11,846,436
	Fukuoka Financial Group, Inc.	88,700	1,593,524
	Fukuyama Transporting Co. Ltd.	16,207	645,605
	Fuyo General Lease Co. Ltd.	2,900	188,475
	GMO internet, Inc.	38,900	1,074,192
	GMO Payment Gateway, Inc.	9,000	1,140,266
	Goldwin, Inc.	11,000	665,602
	Hakuhodo DY Holdings, Inc.	62,100	1,012,453
	Hamamatsu Photonics KK	26,500	1,572,838
	Hankyu Hanshin Holdings, Inc.	78,648	2,438,525
#	Harmonic Drive Systems, Inc.	16,000	725,307
	Haseko Corp.	275,600	3,588,599
	Hikari Tsushin, Inc.	10,300	1,587,787
	Hino Motors Ltd.	103,600	980,023
	Hirose Electric Co. Ltd.	9,900	1,655,585
	Hisamitsu Pharmaceutical Co., Inc.	19,380	661,179
	Hitachi Construction Machinery Co. Ltd.	33,200	1,059,277
	Hitachi Ltd.	297,615	17,149,927
*	Hitachi Metals Ltd.	66,300	1,255,102
	Hitachi Transport System Ltd.	29,915	1,178,536
*	Honda Motor Co. Ltd., Sponsored ADR	30,582	904,616
	Honda Motor Co. Ltd.	344,569	10,191,615
	Horiba Ltd.	17,300	1,134,207
	Hoshizaki Corp.	8,500	714,773
	House Foods Group, Inc.	27,900	800,501
	Hoya Corp.	112,100	16,502,069
	Hulic Co. Ltd.	172,100	1,654,827
	Ibiden Co. Ltd.	38,000	2,283,265
	Idemitsu Kosan Co. Ltd.	139,639	3,813,862
	IHI Corp.	138,400	3,232,721
	Iida Group Holdings Co. Ltd.	54,050	1,332,576
	Infomart Corp.	91,200	889,961
	Information Services International-Dentsu Ltd.	1,900	66,476
	Inpex Corp.	432,617	3,607,731
	Internet Initiative Japan, Inc.	23,600	825,724
	Isetan Mitsukoshi Holdings Ltd.	170,980	1,250,026
	Isuzu Motors Ltd.	337,593	4,541,571
#	Ito En Ltd.	10,700	712,681
#	ITOCHU Corp.	355,500	10,139,168
	Itochu Techno-Solutions Corp.	28,300	893,976
	Iwatani Corp.	32,900	1,943,252
#	Izumi Co. Ltd.	31,900	967,167
	J Front Retailing Co. Ltd.	112,300	1,040,899
*	Japan Airlines Co. Ltd.	40,400	869,465
#*	Japan Airport Terminal Co. Ltd.	15,700	778,838
	Japan Exchange Group, Inc.	167,200	3,958,971
	Japan Post Holdings Co. Ltd.	238,490	1,832,534
	Japan Post Insurance Co. Ltd.	62,700	1,017,288
	Japan Tobacco, Inc.	388,900	7,634,563

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JCR Pharmaceuticals Co. Ltd.	27,000	$662,658
	Jeol Ltd.	13,200	1,000,405
	JFE Holdings, Inc.	185,613	2,836,248
	JGC Holdings Corp.	105,200	988,597
*	JMDC, Inc.	4,800	360,864
	JSR Corp.	32,300	1,171,506
	JTEKT Corp.	118,760	1,051,217
	Justsystems Corp.	13,500	697,765
	Kadokawa Corp.	15,300	807,849
	Kagome Co. Ltd.	23,200	588,718
	Kajima Corp.	275,800	3,395,857
	Kakaku.com, Inc.	38,000	1,261,027
	Kamigumi Co. Ltd.	48,000	966,478
	Kaneka Corp.	34,800	1,334,543
	Kansai Electric Power Co., Inc.	178,800	1,646,231
	Kansai Paint Co. Ltd.	34,000	787,303
	Kao Corp.	131,100	7,416,069
	Katitas Co. Ltd.	5,600	204,477
	Kawasaki Heavy Industries Ltd.	71,900	1,459,026
	KDDI Corp.	742,300	22,699,521
	Keihan Holdings Co. Ltd.	38,400	1,010,173
	Keikyu Corp.	71,900	811,493
	Keio Corp.	19,800	999,459
	Keisei Electric Railway Co. Ltd.	24,000	772,339
	Kewpie Corp.	65,900	1,445,474
	Keyence Corp.	32,004	19,318,086
	Kikkoman Corp.	31,400	2,568,208
	Kinden Corp.	65,500	1,074,895
*	Kintetsu Group Holdings Co. Ltd.	32,128	1,011,325
	Kirin Holdings Co. Ltd.	241,400	4,201,770
	Kobayashi Pharmaceutical Co. Ltd.	11,400	912,753
#	Kobe Bussan Co. Ltd.	34,800	1,198,744
	Koei Tecmo Holdings Co. Ltd.	8,762	407,856
	Koito Manufacturing Co. Ltd.	47,800	2,712,084
	Komatsu Ltd.	226,700	5,937,568
	Konami Holdings Corp.	26,300	1,447,303
	Konica Minolta, Inc.	236,800	1,172,086
	Kose Corp.	5,790	672,368
	K’s Holdings Corp.	114,556	1,182,529
	Kubota Corp.	212,700	4,531,147
	Kuraray Co. Ltd.	243,000	2,198,920
	Kurita Water Industries Ltd.	31,600	1,560,772
#	Kusuri no Aoki Holdings Co. Ltd.	8,200	545,837
	Kyocera Corp.	59,915	3,507,841
	Kyowa Exeo Corp.	45,800	1,058,625
	Kyowa Kirin Co. Ltd.	32,300	1,062,284
	Kyudenko Corp.	33,600	1,065,796
	Kyushu Electric Power Co., Inc.	128,400	904,499
	Kyushu Railway Co.	41,400	926,721
	Lasertec Corp.	24,700	5,357,816
	Lawson, Inc.	34,500	1,668,406
	Lion Corp.	114,700	1,910,258
	Lixil Corp.	138,140	3,548,799
	M3, Inc.	132,200	7,790,584
	Mabuchi Motor Co. Ltd.	20,600	710,252
	Makita Corp.	53,800	2,496,962
	Mani, Inc.	20,500	349,453
	Marubeni Corp.	551,100	4,676,259
	Marui Group Co. Ltd.	75,200	1,475,703

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruichi Steel Tube Ltd.	30,900	$702,102
	Matsumotokiyoshi Holdings Co. Ltd.	39,480	1,750,524
*	Mazda Motor Corp.	202,299	1,819,532
#	McDonald’s Holdings Co. Japan Ltd.	20,800	929,584
	Mebuki Financial Group, Inc.	513,249	1,050,885
	Medipal Holdings Corp.	81,450	1,473,611
	MEIJI Holdings Co. Ltd.	62,312	3,932,432
	Menicon Co. Ltd.	21,400	803,447
*	Mercari, Inc.	9,900	535,683
	Minebea Mitsumi, Inc.	163,900	4,149,461
	MISUMI Group, Inc.	53,500	2,237,569
	Mitsubishi Chemical Holdings Corp.	480,090	3,973,908
	Mitsubishi Corp.	219,000	6,963,753
	Mitsubishi Electric Corp.	483,800	6,497,160
	Mitsubishi Estate Co. Ltd.	290,353	4,412,490
	Mitsubishi Gas Chemical Co., Inc.	74,800	1,505,442
	Mitsubishi HC Capital, Inc.	613,970	3,078,568
	Mitsubishi Heavy Industries Ltd.	194,300	4,968,807
	Mitsubishi Logistics Corp.	28,700	801,460
	Mitsubishi Materials Corp.	62,400	1,211,356
*	Mitsubishi Motors Corp.	313,799	1,004,320
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	5,003,984
	Mitsubishi UFJ Financial Group, Inc.	1,366,772	7,494,687
	Mitsui & Co. Ltd., Sponsored ADR	2,088	954,400
	Mitsui & Co. Ltd.	256,055	5,859,694
	Mitsui Chemicals, Inc.	121,900	3,624,554
	Mitsui Fudosan Co. Ltd.	170,000	3,886,852
	Mitsui High-Tec, Inc.	5,900	455,722
	Mitsui OSK Lines Ltd.	31,300	1,973,511
	Miura Co. Ltd.	27,900	1,073,185
	Mizuho Financial Group, Inc.	446,012	5,886,452
*	Money Forward, Inc.	6,100	414,512
	MonotaRO Co. Ltd.	62,000	1,413,089
	Morinaga Milk Industry Co. Ltd.	30,100	1,764,002
	MS&AD Insurance Group Holdings, Inc.	83,495	2,697,501
	Murata Manufacturing Co. Ltd.	159,900	11,861,150
	Nabtesco Corp.	51,000	1,655,132
*	Nagoya Railroad Co. Ltd.	60,728	1,003,391
	Nankai Electric Railway Co. Ltd.	32,500	645,019
	NEC Corp.	143,455	7,345,164
	NEC Networks & System Integration Corp.	28,800	463,405
	NET One Systems Co. Ltd.	55,600	1,823,311
	Nexon Co. Ltd.	133,400	2,270,621
	NGK Insulators Ltd.	129,000	2,147,998
	NGK Spark Plug Co. Ltd.	119,400	1,907,414
	NH Foods Ltd.	45,300	1,593,096
	Nichirei Corp.	82,300	2,004,452
	Nidec Corp.	87,600	9,702,386
	Nifco, Inc.	72,200	2,303,146
	Nihon Kohden Corp.	50,800	1,616,418
	Nihon M&A Center, Inc.	105,900	3,251,595
	Nihon Unisys Ltd.	49,200	1,382,361
	Nikon Corp.	142,100	1,566,759
	Nintendo Co. Ltd.	30,500	13,470,537
	Nippo Corp.	28,200	997,601
	Nippon Electric Glass Co. Ltd.	17,800	454,486
	Nippon Express Co. Ltd.	42,800	2,679,043
#	Nippon Paint Holdings Co. Ltd.	92,400	988,664
	Nippon Sanso Holdings Corp.	89,700	2,117,688

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Shinyaku Co. Ltd.	13,700	$1,097,594
	Nippon Shokubai Co. Ltd.	15,200	794,120
	Nippon Steel Corp.	228,442	4,005,219
	Nippon Telegraph & Telephone Corp.	307,500	8,615,822
	Nippon Yusen KK	122,100	8,798,194
	Nissan Chemical Corp.	45,700	2,543,599
*	Nissan Motor Co. Ltd.	527,700	2,685,919
	Nisshin Seifun Group, Inc.	80,770	1,275,407
	Nissin Foods Holdings Co. Ltd.	25,300	1,933,928
	Nitori Holdings Co. Ltd.	21,400	3,931,404
	Nitto Denko Corp.	75,800	5,923,020
	NOF Corp.	33,800	1,696,306
	NOK Corp.	45,780	531,403
	Nomura Holdings, Inc.	235,000	1,119,191
#	Nomura Holdings, Inc., Sponsored ADR	345,588	1,593,161
	Nomura Real Estate Holdings, Inc.	84,900	2,069,809
	Nomura Research Institute Ltd.	102,234	4,092,842
	NS Solutions Corp.	22,700	763,022
	NSK Ltd.	194,253	1,305,274
	NTT Data Corp.	232,100	4,656,115
	Obayashi Corp.	357,300	3,016,410
	OBIC Business Consultants Co. Ltd.	5,700	281,382
	Obic Co. Ltd.	12,300	2,274,560
	Odakyu Electric Railway Co. Ltd.	55,400	1,201,040
	Oji Holdings Corp.	516,100	2,558,172
	Olympus Corp.	340,700	7,380,599
	Omron Corp.	37,600	3,595,862
	Ono Pharmaceutical Co. Ltd.	178,500	3,745,238
	Open House Co. Ltd.	34,000	2,168,284
	Oracle Corp.	12,300	1,163,880
#	Orient Corp.	373,200	512,156
	Oriental Land Co. Ltd.	22,400	3,537,849
	ORIX Corp.	402,000	7,990,268
	Osaka Gas Co. Ltd.	85,500	1,378,087
	Otsuka Corp.	29,700	1,462,918
	Otsuka Holdings Co. Ltd.	61,800	2,444,144
	PALTAC Corp.	11,700	518,074
	Pan Pacific International Holdings Corp.	133,300	2,798,885
	Panasonic Corp.	840,587	10,394,718
#	Panasonic Corp., Sponsored ADR	102,791	1,275,636
*	Park24 Co. Ltd.	75,700	1,159,554
*	PeptiDream, Inc.	39,300	949,967
	Persol Holdings Co. Ltd.	87,300	2,346,505
	Pigeon Corp.	50,900	1,178,650
	Pola Orbis Holdings, Inc.	19,200	409,953
	Rakus Co. Ltd.	24,600	779,683
	Rakuten Group, Inc.	214,813	2,351,778
	Recruit Holdings Co. Ltd.	356,200	23,694,067
	Relo Group, Inc.	63,800	1,327,031
*	Renesas Electronics Corp.	304,100	3,740,863
	Rengo Co. Ltd.	168,900	1,280,790
*	RENOVA, Inc.	12,400	545,487
	Resona Holdings, Inc.	735,331	2,762,344
	Ricoh Co. Ltd.	245,300	2,388,691
	Rinnai Corp.	12,800	1,314,207
	Rohm Co. Ltd.	24,662	2,255,032
	Rohto Pharmaceutical Co. Ltd.	56,800	1,735,449
	Ryohin Keikaku Co. Ltd.	80,900	1,594,235
	Sankyu, Inc.	50,500	2,279,911

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Sansan, Inc.	5,800	$673,893
	Santen Pharmaceutical Co. Ltd.	122,500	1,726,632
	Sanwa Holdings Corp.	177,500	2,070,298
	SBI Holdings, Inc.	149,950	3,886,624
	SCREEN Holdings Co. Ltd.	25,300	2,351,615
	SCSK Corp.	66,300	1,341,718
	Secom Co. Ltd.	46,000	3,135,933
	Sega Sammy Holdings, Inc.	77,448	1,101,343
*	Seibu Holdings, Inc.	86,300	942,701
	Seiko Epson Corp.	199,100	3,545,187
	Seino Holdings Co. Ltd.	71,200	862,652
	Sekisui Chemical Co. Ltd.	177,100	2,909,527
	Sekisui House Ltd.	263,560	5,479,616
	Seria Co. Ltd.	23,700	782,424
	Seven & I Holdings Co. Ltd.	278,476	11,691,749
	Seven Bank Ltd.	581,600	1,229,472
	SG Holdings Co. Ltd.	109,000	2,737,108
	Sharp Corp.	117,699	1,388,282
*	SHIFT, Inc.	3,800	876,352
	Shimadzu Corp.	60,600	2,462,010
	Shimamura Co. Ltd.	11,854	1,003,706
	Shimano, Inc.	14,500	4,045,695
	Shimizu Corp.	312,700	2,291,103
	Shin-Etsu Chemical Co. Ltd.	76,000	13,553,311
	Shinko Electric Industries Co. Ltd.	29,800	1,200,557
#	Shinsei Bank Ltd.	69,600	1,149,422
	Shionogi & Co. Ltd.	51,900	3,383,893
	Ship Healthcare Holdings, Inc.	48,000	1,260,785
	Shiseido Co. Ltd.	72,700	4,851,048
	Shizuoka Bank Ltd.	156,770	1,262,372
	SHO-BOND Holdings Co. Ltd.	15,300	640,907
	Showa Denko KK	101,100	2,535,591
*	Skylark Holdings Co. Ltd.	139,100	1,884,748
	SMC Corp.	6,900	4,117,679
	SMS Co. Ltd.	32,900	1,276,466
	Softbank Corp.	656,300	8,958,282
	SoftBank Group Corp.	428,176	23,180,319
	Sohgo Security Services Co. Ltd.	32,200	1,377,635
	Sojitz Corp.	114,999	1,897,374
	Sompo Holdings, Inc.	89,894	3,898,419
	Sony Group Corp.	367,700	42,578,294
	Square Enix Holdings Co. Ltd.	27,500	1,506,451
	Stanley Electric Co. Ltd.	57,900	1,459,380
	Subaru Corp.	320,586	6,288,226
	Sugi Holdings Co. Ltd.	17,600	1,260,183
	SUMCO Corp.	139,400	2,663,740
	Sumitomo Chemical Co. Ltd.	908,548	4,475,793
	Sumitomo Corp.	195,700	2,788,659
	Sumitomo Dainippon Pharma Co. Ltd.	59,769	845,227
	Sumitomo Electric Industries Ltd.	353,200	4,687,975
	Sumitomo Forestry Co. Ltd.	92,400	1,764,928
	Sumitomo Heavy Industries Ltd.	88,500	2,278,476
	Sumitomo Metal Mining Co. Ltd.	86,436	3,353,050
	Sumitomo Mitsui Financial Group, Inc.	241,840	7,847,619
	Sumitomo Mitsui Trust Holdings, Inc.	123,340	4,057,135
	Sumitomo Realty & Development Co. Ltd.	96,500	3,487,501
	Sumitomo Rubber Industries Ltd.	148,400	1,828,892
	Sundrug Co. Ltd.	47,800	1,398,918
	Suntory Beverage & Food Ltd.	69,600	2,700,648

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Suzuken Co. Ltd.	33,738	$939,197
	Suzuki Motor Corp.	94,100	4,196,565
	Sysmex Corp.	52,200	6,472,320
	Systena Corp.	4,300	79,463
	T&D Holdings, Inc.	190,200	2,439,440
	Taiheiyo Cement Corp.	119,900	2,547,425
	Taisei Corp.	120,500	3,781,186
	Taisho Pharmaceutical Holdings Co. Ltd.	16,200	869,309
	Taiyo Yuden Co. Ltd.	60,600	3,071,597
	Takara Bio, Inc.	16,000	417,550
	Takara Holdings, Inc.	36,800	503,360
	Takeda Pharmaceutical Co. Ltd.	501,652	14,079,270
	TBS Holdings, Inc.	17,600	278,389
	TDK Corp.	217,302	7,899,577
	TechnoPro Holdings, Inc.	62,400	1,994,257
	Teijin Ltd.	186,000	2,496,629
	Terumo Corp.	133,900	5,907,103
	THK Co. Ltd.	60,300	1,296,669
	TIS, Inc.	87,900	2,394,648
	Tobu Railway Co. Ltd.	35,200	876,396
	Toda Corp.	117,400	739,579
#	Toei Animation Co. Ltd.	1,500	232,925
	Toei Co. Ltd.	2,800	549,254
	Toho Co. Ltd.	21,800	1,024,254
	Toho Gas Co. Ltd.	25,100	743,523
#	Tohoku Electric Power Co., Inc.	127,100	824,642
	Tokai Carbon Co. Ltd.	86,000	1,124,943
	Tokio Marine Holdings, Inc.	117,781	6,203,524
	Tokyo Century Corp.	35,400	2,026,856
*	Tokyo Electric Power Co. Holdings, Inc.	453,700	1,256,750
	Tokyo Electron Ltd.	43,700	20,365,638
	Tokyo Gas Co. Ltd.	94,000	1,631,176
	Tokyo Ohka Kogyo Co. Ltd.	13,400	851,897
	Tokyo Tatemono Co. Ltd.	101,019	1,484,818
	Tokyu Corp.	91,317	1,287,413
	Tokyu Fudosan Holdings Corp.	367,300	2,128,288
	Toppan, Inc.	100,000	1,614,212
	Toray Industries, Inc.	571,293	3,560,021
	Toshiba Corp.	88,800	3,830,134
	Toshiba TEC Corp.	17,400	685,063
	Tosoh Corp.	159,400	2,684,458
	TOTO Ltd.	42,000	2,029,200
	Toyo Seikan Group Holdings Ltd.	72,000	854,931
	Toyo Suisan Kaisha Ltd.	39,600	1,706,328
	Toyo Tire Corp.	110,400	1,835,777
	Toyoda Gosei Co. Ltd.	47,500	971,960
	Toyota Boshoku Corp.	67,300	1,293,980
	Toyota Industries Corp.	26,000	2,210,327
#	Toyota Motor Corp., Sponsored ADR	50,791	8,968,167
	Toyota Motor Corp.	2,420,615	42,709,706
	Toyota Tsusho Corp.	103,860	4,505,049
	Trend Micro, Inc., Sponsored ADR	777	44,134
	Trend Micro, Inc.	42,500	2,402,115
	Tsumura & Co.	25,800	804,068
	Tsuruha Holdings, Inc.	13,400	1,652,825
	Ube Industries Ltd.	86,755	1,616,363
	Ulvac, Inc.	16,700	936,953
	Unicharm Corp.	84,500	3,417,416
	USS Co. Ltd.	86,800	1,399,068

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Welcia Holdings Co. Ltd.	22,800	$851,156
	West Japan Railway Co.	30,200	1,425,611
	Workman Co. Ltd.	8,300	441,309
	Yakult Honsha Co. Ltd.	32,200	1,627,007
	Yamada Holdings Co. Ltd.	365,600	1,397,067
	Yamaha Corp.	20,800	1,314,104
	Yamaha Motor Co. Ltd.	147,300	4,105,811
	Yamato Holdings Co. Ltd.	140,200	3,446,564
#	Yamazaki Baking Co. Ltd.	65,800	999,555
	Yaoko Co. Ltd.	11,800	702,376
	Yaskawa Electric Corp.	44,600	1,931,718
	Yokogawa Electric Corp.	115,000	2,297,957
	Yokohama Rubber Co. Ltd.	95,800	1,621,047
	Z Holdings Corp.	675,300	4,192,275
	Zenkoku Hosho Co. Ltd.	44,100	2,131,116
	Zensho Holdings Co. Ltd.	53,100	1,226,430
	Zeon Corp.	82,400	977,592
	ZOZO, Inc.	38,500	1,235,794

TOTAL JAPAN			1,311,983,482

NETHERLANDS — (4.4%)
Ω	ABN AMRO Bank NV	201,391	2,962,000
*Ω	Adyen NV	3,907	11,788,627
#	Aegon NV	335,693	1,702,732
#	Aegon NV	457,977	2,312,784
	Akzo Nobel NV	83,222	9,563,608
	ArcelorMittal SA	249,403	8,522,121
	ASM International NV	24,083	10,899,595
	ASML Holding NV	30,871	25,094,815
	ASML Holding NV	74,552	60,601,830
	Coca-Cola Europacific Partners PLC	102,269	5,408,020
*Ω	GrandVision NV	36,650	1,202,697
#	Heineken NV	67,737	7,497,743
	IMCD NV	27,111	6,019,852
	ING Groep NV	718,402	10,897,369
	JDE Peet’s NV	21,658	630,656
	Koninklijke Ahold Delhaize NV	678,021	22,057,687
	Koninklijke DSM NV	48,034	10,494,381
	Koninklijke KPN NV	3,038,814	9,079,775
	Koninklijke Philips NV	128,055	6,041,016
	Koninklijke Philips NV	63,564	3,003,401
#	NN Group NV	103,171	5,515,187
	Prosus NV	82,380	7,256,276
*	QIAGEN NV	34,952	1,948,923
	Randstad NV	71,837	5,161,301
Ω	Signify NV	72,935	3,534,167
	Stellantis NV	850,830	16,988,474
	Universal Music Group NV	108,105	3,138,606
	Wolters Kluwer NV	154,700	16,199,940

TOTAL NETHERLANDS			275,523,583

NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	233,998	1,102,235
*	Auckland International Airport Ltd.	227,640	1,304,805
	Chorus Ltd.	321,830	1,469,673
	Contact Energy Ltd.	207,764	1,219,124
	EBOS Group Ltd.	66,841	1,737,707
	Fisher & Paykel Healthcare Corp. Ltd.	154,697	3,465,755

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Fletcher Building Ltd.	358,572	$1,844,248
	Fonterra Co-operative Group Ltd.	22,286	63,926
	Genesis Energy Ltd.	157,334	367,614
	Infratil Ltd.	264,620	1,570,116
	Mainfreight Ltd.	27,514	1,773,019
	Mercury NZ Ltd.	135,382	595,391
	Meridian Energy Ltd.	240,712	862,301
	Port of Tauranga Ltd.	117,196	579,797
#	Ryman Healthcare Ltd.	72,445	749,749
	Spark New Zealand Ltd.	690,945	2,261,927
	Summerset Group Holdings Ltd.	127,982	1,331,477
	Vector Ltd.	65,942	193,457

TOTAL NEW ZEALAND			22,492,321

NORWAY — (0.7%)
*	Adevinta ASA	27,167	448,751
	Aker ASA, Class A	6,205	571,918
	Aker BP ASA	35,568	1,364,812
	Atea ASA	41,458	774,684
	Austevoll Seafood ASA	36,667	496,420
	Bakkafrost P/F	11,509	1,064,628
	Borregaard ASA	58,411	1,418,420
#	DNB Bank ASA	175,934	4,186,644
Ω	Elkem ASA	150,498	598,210
Ω	Entra ASA	19,954	498,066
	Equinor ASA	303,757	7,696,694
	Gjensidige Forsikring ASA	49,938	1,243,388
*	Golar LNG Ltd.	6,906	89,985
	Golden Ocean Group Ltd.	53,136	480,573
*	Kahoot! ASA	31,055	186,182
	Kongsberg Gruppen ASA	36,323	1,192,014
	Leroy Seafood Group ASA	71,577	650,757
	Mowi ASA	92,851	2,692,419
#*	NEL ASA	350,630	742,377
*	Nordic Semiconductor ASA	36,982	1,098,742
	Norsk Hydro ASA	405,924	2,981,701
	Orkla ASA	130,937	1,273,547
	Salmar ASA	12,345	941,806
Ω	Scatec ASA	16,200	319,544
	Schibsted ASA, Class A	13,609	703,111
	Schibsted ASA, Class B	16,848	764,212
	SpareBank 1 SR-Bank ASA	79,319	1,216,492
	Storebrand ASA	165,283	1,772,682
	Subsea 7 SA	106,330	954,471
	Telenor ASA	181,689	2,870,778
	Tomra Systems ASA	35,649	2,304,020
	Yara International ASA	49,231	2,572,953

TOTAL NORWAY			46,171,001

PORTUGAL — (0.2%)
††	Banco Espirito Santo SA	513,592	0
	EDP—Energias de Portugal SA	475,395	2,682,483
	EDP Renovaveis SA	106,163	2,956,505
	Galp Energia SGPS SA	379,808	3,945,424
	Jeronimo Martins SGPS SA	109,726	2,485,804

TOTAL PORTUGAL			12,070,216

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.8%)
*	Capitaland Investment Ltd.	453,350	$1,156,488
	City Developments Ltd.	190,200	1,032,493
	ComfortDelGro Corp. Ltd.	666,700	772,697
#	Dairy Farm International Holdings Ltd.	104,600	373,717
	DBS Group Holdings Ltd.	462,726	10,812,915
	Frasers Property Ltd.	50,400	43,768
	Genting Singapore Ltd.	1,000,900	578,723
	Golden Agri-Resources Ltd.	254,000	49,816
	Great Eastern Holdings Ltd.	13,000	207,622
	Hongkong Land Holdings Ltd.	423,600	2,339,234
	Jardine Cycle & Carriage Ltd.	71,910	1,202,134
	Keppel Corp. Ltd.	524,200	2,091,866
	NetLink NBN Trust	294,100	222,364
	Olam International Ltd.	381,455	480,866
	Oversea-Chinese Banking Corp. Ltd.	696,957	6,092,677
*	SATS Ltd.	202,436	629,603
	Sembcorp Industries Ltd.	817,920	1,220,727
*	Singapore Airlines Ltd.	336,600	1,296,600
	Singapore Exchange Ltd.	211,400	1,517,156
	Singapore Land Group Ltd.	12,595	25,244
	Singapore Technologies Engineering Ltd.	424,600	1,205,790
	Singapore Telecommunications Ltd.	1,717,950	3,187,202
	United Overseas Bank Ltd.	242,565	4,821,788
	UOL Group Ltd.	205,687	1,103,187
	Venture Corp. Ltd.	129,400	1,807,498
	Wilmar International Ltd.	606,700	1,939,706
	Yangzijiang Shipbuilding Holdings Ltd.	1,883,600	1,988,608

TOTAL SINGAPORE			48,200,489

SPAIN — (2.0%)
	Acciona SA	19,324	3,711,038
	ACS Actividades de Construccion y Servicios SA	202,996	5,320,447
*Ω	Aena SME SA	20,219	3,320,698
*	Amadeus IT Group SA	73,895	4,943,418
	Banco Bilbao Vizcaya Argentaria SA	892,512	6,245,913
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	623,542	4,346,088
#	Banco Santander SA	4,142,437	15,712,606
	CaixaBank SA	1,470,375	4,226,835
Ω	Cellnex Telecom SA	63,539	3,907,628
	Endesa SA	168,661	3,889,780
	Ferrovial SA	92,987	2,935,418
	Fluidra SA	27,500	1,050,307
	Grifols SA	150,296	3,442,490
	Iberdrola SA	2,078,325	24,564,084
#	Industria de Diseno Textil SA	322,128	11,668,839
	Red Electrica Corp. SA	169,736	3,534,199
	Repsol SA	890,789	11,409,703
*	Siemens Gamesa Renewable Energy SA	41,836	1,135,245
#	Telefonica SA, Sponsored ADR	158,115	687,800
	Telefonica SA	2,107,531	9,154,394

TOTAL SPAIN			125,206,930

SWEDEN — (3.4%)
	AAK AB	52,151	1,140,657
	AddLife AB, Class B	33,606	1,372,936
	AddTech AB, Class B	120,129	2,687,548
	AFRY AB	36,585	1,088,661
	Alfa Laval AB	67,234	2,883,990

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Arjo AB, Class B	72,642	$990,638
	Assa Abloy AB, Class B	185,901	5,454,828
	Atlas Copco AB, Class A	212,896	13,710,222
#	Atlas Copco AB, Class B	123,970	6,718,407
	Atrium Ljungberg AB, Class B	12,064	277,019
	Avanza Bank Holding AB	43,822	1,742,172
	Axfood AB	40,534	993,819
	Beijer Ref AB, Class B	62,555	1,283,687
*	BICO Group AB, Class B	7,452	373,665
	BillerudKorsnas AB	86,203	1,805,605
	Boliden AB	165,840	5,846,557
Ω	Bravida Holding AB	52,983	796,935
	Bure Equity AB	45,448	2,109,575
#	Castellum AB	41,599	1,108,764
Ω	Dometic Group AB	144,296	2,104,623
	Electrolux AB, Class B	159,148	3,621,020
	Elekta AB, Class B	123,917	1,442,943
	Epiroc AB, Class A	194,046	4,828,149
	Epiroc AB, Class B	123,148	2,616,137
	Essity AB, Class A	8,605	278,902
	Essity AB, Class B	172,274	5,580,244
Ω	Evolution AB	21,829	3,543,759
	Fabege AB	51,586	873,171
*	Fastighets AB Balder, Class B	18,052	1,308,914
#	Getinge AB, Class B	115,039	5,148,207
#	H & M Hennes & Mauritz AB, Class B	225,500	4,242,293
	Hexagon AB, Class B	297,352	4,785,493
	Hexpol AB	171,132	2,002,699
	Holmen AB, Class B	34,011	1,509,956
	Hufvudstaden AB, Class A	36,870	589,966
	Husqvarna AB, Class A	12,600	180,809
	Husqvarna AB, Class B	226,851	3,232,834
	ICA Gruppen AB	44,448	2,299,931
#	Industrivarden AB, Class A	4,173	137,660
	Indutrade AB	83,588	2,436,711
	Intrum AB	35,312	1,002,313
	Kindred Group PLC	123,399	1,734,036
	Lifco AB, Class B	63,235	1,843,824
	Lundin Energy AB	44,955	1,775,427
	Medicover AB, Class B	19,640	595,445
*	Millicom International Cellular SA	92,521	3,239,658
	Mycronic AB	15,657	363,336
	Nibe Industrier AB, Class B	221,240	3,290,650
	Nolato AB, Class B	49,157	649,925
*	Nordic Entertainment Group AB, Class B	28,014	1,624,472
*	Pandox AB, Class B	41,214	726,294
	Peab AB, Class B	166,939	2,098,362
	Saab AB, Class B	41,142	1,146,965
	Sagax AB, Class B	23,242	909,678
	Samhallsbyggnadsbolaget i Norden AB	147,663	989,897
	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	78,119
	Sandvik AB	275,706	6,991,548
	Sectra AB, Class B	40,485	985,260
	Securitas AB, Class B	160,838	2,664,551
*Ω	Sinch AB	63,127	1,201,608
	Skandinaviska Enskilda Banken AB, Class A	296,793	4,641,198
	Skanska AB, Class B	182,203	4,632,673
	SKF AB, Class A	5,065	119,344
	SKF AB, Class B	239,836	5,570,236

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	SSAB AB, Class A	127,989	$729,324
*	SSAB AB, Class B	269,825	1,348,628
	Svenska Cellulosa AB SCA, Class A	8,605	135,835
	Svenska Cellulosa AB SCA, Class B	217,905	3,404,779
#	Svenska Handelsbanken AB, Class A	267,729	3,068,800
#	Svenska Handelsbanken AB, Class B	3,612	45,633
	Sweco AB, Class B	72,597	1,155,985
#	Swedbank AB, Class A	172,374	3,738,568
	Swedish Match AB	414,083	3,651,051
*	Swedish Orphan Biovitrum AB	88,054	2,392,896
	Tele2 AB, Class B	301,984	4,268,048
	Telefonaktiebolaget LM Ericsson, Class A	17,870	195,783
	Telefonaktiebolaget LM Ericsson, Class B	956,077	10,435,968
#	Telia Co. AB	869,354	3,424,251
Ω	Thule Group AB	55,091	3,183,186
	Trelleborg AB, Class B	94,037	2,152,284
	Vitrolife AB	13,777	896,648
	Volvo AB, Class A	92,380	2,183,967
	Volvo AB, Class B	486,943	11,355,097
	Wallenstam AB, Class B	51,490	903,717
	Wihlborgs Fastigheter AB	44,893	1,064,334

TOTAL SWEDEN			213,759,707

SWITZERLAND — (7.6%)
	ABB Ltd.	359,434	11,891,235
	Adecco Group AG	89,767	4,522,464
#	Alcon, Inc.	142,294	11,861,645
	Alcon, Inc.	34,924	2,895,813
	Bachem Holding AG, Class B	1,427	1,148,676
	Baloise Holding AG	18,965	3,022,263
	Banque Cantonale Vaudoise	14,878	1,197,863
	Barry Callebaut AG	1,740	4,029,585
	Chocoladefabriken Lindt & Spruengli AG	32	3,844,224
	Cie Financiere Richemont SA	97,291	12,039,798
	Credit Suisse Group AG	389,107	4,047,377
#	Credit Suisse Group AG, Sponsored ADR	500,510	5,160,258
	EMS-Chemie Holding AG	1,334	1,323,227
	Geberit AG	8,326	6,502,211
	Givaudan SA	1,657	7,807,678
	Holcim Ltd.	164,480	8,204,683
	Holcim Ltd.	29,333	1,470,649
	Julius Baer Group Ltd.	128,040	9,261,399
	Kuehne + Nagel International AG	17,922	5,644,542
	Logitech International SA	13,924	1,164,784
#	Logitech International SA	54,668	4,539,084
	Lonza Group AG	10,483	8,614,934
	Nestle SA	835,482	110,206,070
	Novartis AG, Sponsored ADR	140,403	11,619,752
	Novartis AG	422,743	34,966,216
	Partners Group Holding AG	4,495	7,852,559
	Roche Holding AG	8,668	3,728,306
	Roche Holding AG	205,381	79,563,359
	Schindler Holding AG	8,407	2,158,302
	SGS SA	1,689	5,000,316
	SIG Combibloc Group AG	172,828	4,519,917
	Sika AG	39,540	13,395,346
	Sonova Holding AG	11,402	4,724,664
	Straumann Holding AG	1,864	3,880,283
	Swatch Group AG	13,401	3,688,552

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swatch Group AG	22,765	$1,211,080
	Swiss Life Holding AG	11,467	6,290,409
	Swiss Prime Site AG	10,954	1,113,653
	Swiss Re AG	108,156	10,477,667
	Swisscom AG	20,449	11,134,978
	Temenos AG	29,867	4,572,533
	UBS Group AG	405,253	7,376,690
	UBS Group AG	250,913	4,554,071
Ω	VAT Group AG	9,674	4,624,468
	Vifor Pharma AG	22,564	2,913,594
	Zurich Insurance Group AG	28,857	12,790,015

TOTAL SWITZERLAND			472,557,192

UNITED KINGDOM — (12.2%)
	3i Group PLC	342,316	6,392,758
*	Abcam PLC	24,681	561,544
	Abrdn Plc	1,583,755	5,505,286
	Admiral Group PLC	68,697	2,698,566
*Ω	Airtel Africa PLC	265,572	398,150
	Anglo American PLC	293,898	11,180,768
	Antofagasta PLC	145,315	2,834,403
	Ashtead Group PLC	167,554	14,042,722
	Associated British Foods PLC	123,719	3,025,655
	AstraZeneca PLC, Sponsored ADR	505,883	31,556,982
	AstraZeneca PLC	126,555	15,832,196
Ω	Auto Trader Group PLC	405,904	3,365,121
Ω	Avast PLC	194,163	1,485,916
	AVEVA Group PLC	20,051	976,402
	Aviva PLC	1,413,278	7,625,931
	B&M European Value Retail SA	509,601	4,415,041
	BAE Systems PLC	1,292,313	9,744,249
#	Barclays PLC, Sponsored ADR	734,429	8,218,260
	Barclays PLC	206,177	568,940
	Barratt Developments PLC	292,809	2,658,141
	Bellway PLC	53,403	2,423,100
	Berkeley Group Holdings PLC	48,495	2,892,649
#	BHP Group PLC, ADR	233,422	12,366,698
	BHP Group PLC	242,396	6,402,059
	BP PLC, Sponsored ADR	637,244	18,346,269
	BP PLC	2,286,869	10,956,162
#	British American Tobacco PLC, Sponsored ADR	12,507	436,744
	British American Tobacco PLC	378,905	13,179,989
*	BT Group PLC	5,146,845	9,778,125
	Bunzl PLC	124,176	4,589,555
	Burberry Group PLC	175,137	4,628,708
*	Carnival PLC	32,893	663,967
*	Carnival PLC, ADR	3,555	72,877
*	Centrica PLC	3,670,300	3,029,783
	Coca-Cola HBC AG	60,881	2,110,147
*	Compass Group PLC	217,361	4,612,539
Ω	ConvaTec Group PLC	690,881	2,021,675
	Croda International PLC	35,849	4,639,964
	DCC PLC	41,323	3,448,006
	Dechra Pharmaceuticals PLC	21,590	1,509,340
	Diageo PLC, Sponsored ADR	105,239	21,013,071
	Diageo PLC	169,923	8,453,956
	Diploma PLC	31,560	1,297,025
	Direct Line Insurance Group PLC	685,160	2,738,519
	DS Smith PLC	846,006	4,437,872

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	easyJet PLC	90,506	$771,483
	Electrocomponents PLC	156,004	2,400,213
*	Entain PLC	198,261	5,555,498
	Evraz PLC	179,407	1,523,883
	Experian PLC	293,833	13,472,594
	Ferguson PLC	70,177	10,559,064
	Fresnillo PLC	53,760	632,678
	Future PLC	28,609	1,380,190
	Games Workshop Group PLC	13,462	1,778,086
	Genus PLC	8,458	641,385
#	GlaxoSmithKline PLC, Sponsored ADR	352,222	14,909,557
	GlaxoSmithKline PLC	427,426	8,873,718
	Glencore PLC	2,761,532	13,809,261
	Halma PLC	73,034	2,961,769
	Hargreaves Lansdown PLC	114,041	2,399,759
	Hikma Pharmaceuticals PLC	73,659	2,427,941
	HomeServe PLC	184,841	2,159,220
	Howden Joinery Group PLC	387,823	4,882,010
	HSBC Holdings PLC	1,377,459	8,299,427
	HSBC Holdings PLC, Sponsored ADR	469,201	14,108,874
	IMI PLC	108,722	2,427,965
	Imperial Brands PLC, Sponsored ADR	20,437	438,169
	Imperial Brands PLC	459,081	9,687,148
	Inchcape PLC	122,287	1,380,202
*	Informa PLC	421,585	2,999,130
#*	InterContinental Hotels Group PLC, ADR	1,227	86,986
*	InterContinental Hotels Group PLC	39,805	2,788,226
	Intermediate Capital Group PLC	81,296	2,438,470
*	International Consolidated Airlines Group SA	232,487	520,688
	Intertek Group PLC	41,127	2,754,189
*	ITV PLC	1,857,148	2,733,347
	J Sainsbury PLC	1,003,207	4,108,994
	JD Sports Fashion PLC	222,338	3,313,922
	Johnson Matthey PLC	103,301	3,860,913
*Ω	Just Eat Takeaway.com NV	29,839	2,138,784
	Kingfisher PLC	1,084,155	4,975,828
	Legal & General Group PLC	1,886,373	7,439,445
*	Liberty Global PLC, Class A	6,400	183,926
*	Liberty Global PLC, Class C	15,389	443,812
	Lloyds Banking Group PLC	11,430,511	7,822,821
	Lloyds Banking Group PLC, ADR	389,078	1,058,292
	London Stock Exchange Group PLC	55,711	5,423,100
	M&G PLC	1,502,506	4,104,996
*	Marks & Spencer Group PLC	715,395	1,798,321
*	Meggitt PLC	135,885	1,395,105
	Melrose Industries PLC	1,227,014	2,647,338
	Mondi PLC	238,269	5,950,471
	National Grid PLC	273,799	3,505,602
#	National Grid PLC, Sponsored ADR	92,424	5,922,530
	Natwest Group PLC	414,944	1,251,128
	Natwest Group PLC, Sponsored ADR	201,428	1,218,639
	Next PLC	32,817	3,576,706
*	Ocado Group PLC	51,388	1,268,286
	Pearson PLC	187,229	1,540,637
	Pearson PLC, Sponsored ADR	124,784	1,033,212
	Pennon Group PLC	87,044	1,388,400
	Persimmon PLC	121,934	4,543,053
	Phoenix Group Holdings PLC	286,676	2,573,928
#	Prudential PLC, ADR	25,039	1,034,111

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Prudential PLC	381,130	$7,778,083
	Reckitt Benckiser Group PLC	172,565	14,009,309
	RELX PLC, Sponsored ADR	218,250	6,807,219
	RELX PLC	170,011	5,271,595
	RELX PLC	217,352	6,742,246
	Renishaw PLC	10,667	733,984
	Rentokil Initial PLC	566,438	4,559,227
	Rightmove PLC	272,930	2,579,888
	Rio Tinto PLC	154,229	9,616,404
#	Rio Tinto PLC, Sponsored ADR	267,962	16,953,956
*	Rolls-Royce Holdings PLC	1,513,143	2,730,980
	Royal Dutch Shell PLC, Sponsored ADR, Class B	918,709	42,113,621
	Royal Dutch Shell PLC, Class B	36,838	845,374
	Royal Mail PLC	452,043	2,605,947
*	S4 Capital PLC	50,828	504,781
	Sage Group PLC	310,458	3,019,365
	Schroders PLC	44,471	2,202,818
	Schroders PLC	17,881	604,350
	Severn Trent PLC	62,676	2,347,357
#	Smith & Nephew PLC, Sponsored ADR	35,300	1,226,675
	Smith & Nephew PLC	178,234	3,078,113
	Smiths Group PLC	125,832	2,336,455
	Softcat PLC	13,418	356,616
	Spectris PLC	43,528	2,239,608
	Spirax-Sarco Engineering PLC	22,617	4,828,038
	SSE PLC	466,839	10,513,025
	St. James’s Place PLC	190,143	4,107,628
	Standard Chartered PLC	980,153	6,628,775
	Tate & Lyle PLC	255,172	2,261,023
	Taylor Wimpey PLC	1,069,791	2,263,474
	Tesco PLC	2,153,891	7,952,741
	Travis Perkins PLC	94,961	2,007,560
#*	TUI AG	66,159	221,551
	Unilever PLC, Sponsored ADR	450,191	24,121,234
	Unilever PLC	89,128	4,772,080
	Unilever PLC	248,265	13,290,507
	United Utilities Group PLC	160,469	2,280,768
	Vodafone Group PLC	7,067,606	10,416,599
#	Vodafone Group PLC, Sponsored ADR	167,237	2,500,199
	Weir Group PLC	127,397	3,021,953
*	Whitbread PLC	61,318	2,743,231
	Wickes Group PLC	99,139	291,747
	WPP PLC, Sponsored ADR	250	18,090
	WPP PLC	604,792	8,742,130

TOTAL UNITED KINGDOM			760,705,584

UNITED STATES — (0.0%)
*	Jackson Financial, Inc., Class A	1,251	33,864
*	Jackson Financial, Inc., Class A	9,528	258,876

TOTAL UNITED STATES			292,740

TOTAL COMMON STOCKS			5,917,220,906

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	24,076	2,052,280
	Henkel AG & Co. KGaA	28,536	2,556,469
	Porsche Automobil Holding SE	53,588	5,577,248

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Sartorius AG	9,644	$6,246,780
Volkswagen AG	72,623	16,298,882

TOTAL GERMANY		32,731,659

TOTAL INVESTMENT SECURITIES (Cost $3,905,702,782)		5,949,952,565

		Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	26,026,332	301,124,657

TOTAL INVESTMENTS — (100.0%) (Cost $4,206,796,383)		$6,251,077,222

As of October 31, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	229	12/17/21	$51,002,305	$52,635,650	$1,633,345

Total Futures Contracts			$51,002,305	$52,635,650	$1,633,345

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,641,424	$365,032,963	—	$368,674,387
Austria	—	13,795,690	—	13,795,690
Belgium	—	53,333,536	—	53,333,536
Canada	632,493,032	2,600,374	—	635,093,406
Denmark	5,020,496	138,420,632	—	143,441,128
Finland	79,111	78,491,183	—	78,570,294
France	3,422,750	570,506,764	—	573,929,514
Germany	14,497,008	410,362,609	—	424,859,617
Hong Kong	369,693	136,618,291	—	136,987,984
Ireland	11,995,930	26,279,658	—	38,275,588
Israel	6,778,941	30,452,860	—	37,231,801
Italy	2,313,854	121,750,862	—	124,064,716
Japan	19,253,418	1,292,730,064	—	1,311,983,482
Netherlands	79,527,665	195,995,918	—	275,523,583
New Zealand	—	22,492,321	—	22,492,321
Norway	89,985	46,081,016	—	46,171,001
Portugal	—	12,070,216	—	12,070,216
Singapore	1,156,488	47,044,001	—	48,200,489
Spain	5,033,888	120,173,042	—	125,206,930
Sweden	—	213,759,707	—	213,759,707
Switzerland	37,734,810	434,822,382	—	472,557,192
United Kingdom	226,190,003	534,515,581	—	760,705,584
United States	292,740	—	—	292,740

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$32,731,659	—	$32,731,659
Securities Lending Collateral	—	301,124,657	—	301,124,657
Futures Contracts**	$1,633,345	—	—	1,633,345

TOTAL	$1,051,524,581	$5,201,185,986	—	$6,252,710,567

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (6.0%)
#*	3P Learning Ltd.	182,513	$192,750
*	A2B Australia Ltd.	950,290	952,776
	Accent Group Ltd.	1,632,618	3,056,754
	Adairs Ltd.	407,492	1,137,323
	Adbri Ltd.	1,528,552	3,440,708
*	Afterpay Ltd.	21,683	2,008,700
	AGL Energy Ltd.	518,665	2,236,810
*	Ainsworth Game Technology Ltd.	387,271	394,266
*	Alkane Resources Ltd.	2,028,893	1,361,000
*	Alliance Aviation Services Ltd.	4,239	11,909
	ALS Ltd.	1,098,007	11,012,779
	Altium Ltd.	324,187	9,030,762
#	Alumina Ltd.	3,391,427	5,125,532
#*	AMA Group Ltd.	1,545,606	567,883
#*	American Pacific Borates Ltd.	62,379	86,327
*	AMP Ltd.	11,705,640	9,576,964
	Ampol Ltd.	592,219	13,698,774
	Ansell Ltd.	392,284	9,392,315
#	APA Group	1,158,388	7,187,389
	Appen Ltd.	122,052	994,544
*	Arafura Resources Ltd.	1,968,999	328,401
	ARB Corp. Ltd.	222,057	8,178,545
#*	Ardent Leisure Group Ltd.	1,412,871	1,597,165
#*	Argosy Minerals Ltd.	38,616	8,509
	Aristocrat Leisure Ltd.	813,274	28,844,157
	ASX Ltd.	43,079	2,709,143
	Atlas Arteria Ltd.	1,515,596	7,122,768
	AUB Group Ltd.	98,733	1,627,250
#*	Aurelia Metals Ltd.	4,285,618	1,219,056
	Aurizon Holdings Ltd.	5,227,723	13,327,879
	AusNet Services Ltd.	3,239,129	6,023,645
	Austal Ltd.	1,211,556	1,721,972
	Australia & New Zealand Banking Group Ltd.	2,337,114	49,734,882
*	Australian Agricultural Co. Ltd.	1,582,128	1,882,035
	Australian Ethical Investment Ltd.	12,320	127,313
	Australian Finance Group Ltd.	403,684	802,343
	Australian Pharmaceutical Industries Ltd.	2,267,108	2,575,029
*	Australian Strategic Materials Ltd.	451,954	3,631,678
	Australian Vintage Ltd.	101,209	63,582
	Auswide Bank Ltd.	40,828	210,794
	AVJennings Ltd.	297,081	136,380
	Baby Bunting Group Ltd.	244,513	1,089,713
#	Bank of Queensland Ltd.	3,140,485	20,909,113
*	Bannerman Energy Ltd.	709,463	173,595
	Bapcor Ltd.	1,236,236	7,456,538
	Beach Energy Ltd.	11,632,707	12,220,229
	Bega Cheese Ltd.	1,076,839	4,410,702
	Bell Financial Group Ltd.	62,640	86,077
	Bendigo & Adelaide Bank Ltd.	1,855,742	12,997,440
#	BHP Group Ltd.	4,074,214	111,906,362
	BHP Group Ltd., Sponsored ADR	623,528	34,194,276
#*	Bigtincan Holdings Ltd.	200,510	177,722
	Blackmores Ltd.	42,416	3,027,298
*††	Blue Sky Alternative Investments Ltd.	32,768	0
	BlueScope Steel Ltd.	2,399,569	37,495,911
*	Boss Energy Ltd.	128,179	29,502
	Brambles Ltd.	1,573,066	11,934,366

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Bravura Solutions Ltd.	769,177	$1,620,324
	Breville Group Ltd.	377,173	8,395,059
	Brickworks Ltd.	371,130	6,660,490
	BSA Ltd.	28,427	6,422
	BWX Ltd.	221,486	778,561
*	Calix Ltd.	11,360	44,518
	Capitol Health Ltd.	1,767,071	450,804
	Capral Ltd.	2,437	14,657
	Cardno Ltd.	806,457	923,409
#*	Carnarvon Petroleum Ltd.	1,539,369	394,905
	Carsales.com Ltd.	1,093,830	20,470,089
	Cash Converters International Ltd.	2,116,492	463,270
#*	Catapult Group International Ltd.	170,410	227,457
	Cedar Woods Properties Ltd.	313,718	1,413,286
††	Centrebet Litigatation	22,005	0
	Centrebet Litigatation	22,005	0
#	Centuria Capital Group	160,842	390,907
	Challenger Ltd.	2,149,463	11,290,757
*	Champion Iron Ltd.	256,459	856,638
#	CIMIC Group Ltd.	55,193	831,692
*	City Chic Collective Ltd.	155,482	727,590
#	Class Ltd.	241,974	532,308
*	Clean Seas Seafood Ltd.	43,381	20,464
	Cleanaway Waste Management Ltd.	8,574,683	17,438,823
	Clinuvel Pharmaceuticals Ltd.	49,436	1,448,683
#	Clover Corp. Ltd.	41,173	49,738
	Cochlear Ltd.	74,643	12,484,943
	Codan Ltd.	587,540	4,480,278
	Coles Group Ltd.	1,682,114	21,798,476
#*	Collection House Ltd.	706,526	85,238
	Collins Foods Ltd.	678,091	6,583,325
	Commonwealth Bank of Australia	931,529	73,835,033
	Computershare Ltd.	757,605	10,780,244
#*	Cooper Energy Ltd.	5,586,157	1,220,769
*	Corporate Travel Management Ltd.	177,045	3,280,173
	Costa Group Holdings Ltd.	1,536,803	3,397,988
	Credit Corp. Group Ltd.	195,298	4,645,694
#*	Crown Resorts Ltd.	985,251	7,426,825
	CSL Ltd.	345,823	78,688,665
	CSR Ltd.	3,061,776	13,744,914
*	Danakali Ltd.	56,341	20,745
	Data#3 Ltd.	437,358	1,874,309
*	Decmil Group Ltd.	541,514	128,699
*	Deep Yellow Ltd.	214,284	161,790
	Deterra Royalties Ltd.	518,812	1,526,043
#*	Develop Global Ltd.	93,478	44,228
#	Dicker Data Ltd.	125,643	1,424,676
	Domain Holdings Australia Ltd.	467,871	2,032,299
	Domino’s Pizza Enterprises Ltd.	229,148	23,505,556
	Downer EDI Ltd.	3,198,868	15,294,271
	Eagers Automotive Ltd.	455,856	5,121,687
*	Eclipx Group Ltd.	1,598,656	3,016,479
*	Ecograf Ltd.	178,153	82,521
	Elders Ltd.	554,100	5,033,828
#*	Electro Optic Systems Holdings Ltd.	10,797	26,008
*	Elixir Energy Ltd.	311,800	61,344
*	Elmo Software Ltd.	10,585	42,389
	Emeco Holdings Ltd.	670,144	557,669
*	EML Payments Ltd.	187,204	420,030

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Endeavour Group Ltd.	927,704	$4,766,977
#*	Energy World Corp. Ltd.	9,786,818	645,600
	Enero Group Ltd.	5,403	16,119
	EQT Holdings Ltd.	18,713	397,746
	Estia Health Ltd.	1,064,868	1,683,967
*	European Lithium Ltd.	334,909	34,011
#	Euroz Ltd.	130,921	160,575
*	EVENT Hospitality & Entertainment Ltd.	381,652	4,724,342
#	Evolution Mining Ltd.	5,585,148	15,163,338
#	FAR Ltd.	47,865	29,591
	Finbar Group Ltd.	5,532	3,464
	Fleetwood Ltd.	394,141	708,545
#*	Flight Centre Travel Group Ltd.	339,950	5,144,136
	Fortescue Metals Group Ltd.	5,627,697	58,640,811
*	Freelancer Ltd.	39,398	21,571
*	Frontier Digital Ventures Ltd.	10,112	13,754
*	G8 Education Ltd.	4,172,631	3,467,950
	Genworth Mortgage Insurance Australia Ltd.	2,151,973	3,738,502
#	Gold Road Resources Ltd.	1,436,973	1,490,415
	GrainCorp Ltd., Class A	1,135,294	5,395,607
	Grange Resources Ltd.	2,046,058	882,484
#*	Greenland Minerals Ltd.	413,383	37,708
	GUD Holdings Ltd.	394,425	3,650,570
	GWA Group Ltd.	962,834	1,976,483
	Hansen Technologies Ltd.	523,496	2,499,868
#	Harvey Norman Holdings Ltd.	2,027,043	7,604,669
#*	Hazer Group Ltd.	42,211	43,163
	Healius Ltd.	6,528,786	23,906,345
*	Highfield Resources Ltd.	300,662	142,107
*	Hot Chili Ltd.	1,568,314	56,715
	HT&E Ltd.	1,205,236	1,746,007
#	HUB24 Ltd.	32,158	772,588
#*	Humm Group Ltd.	1,837,780	1,226,255
*	Huon Aquaculture Group Ltd.	39,837	115,402
	IDP Education Ltd.	487,949	13,805,565
	IGO Ltd.	2,848,309	20,857,643
	Iluka Resources Ltd.	1,015,527	7,245,171
	Imdex Ltd.	1,184,969	2,560,631
	Incitec Pivot Ltd.	5,775,706	13,068,030
	Infomedia Ltd.	1,490,914	1,553,009
#	Inghams Group Ltd.	1,236,578	3,468,688
	Insurance Australia Group Ltd.	2,233,674	8,093,662
	Intega Group Ltd.	1,074,416	728,545
	Integral Diagnostics Ltd.	261,293	924,051
#*	Integrated Research Ltd.	399,026	457,276
#	InvoCare Ltd.	448,033	3,838,668
*	ioneer Ltd.	227,287	117,631
	IOOF Holdings Ltd.	2,589,589	8,014,989
	IPH Ltd.	631,544	4,102,029
	IRESS Ltd.	491,886	4,484,192
	IVE Group Ltd.	329,593	444,340
	James Hardie Industries PLC	388,289	15,254,400
	James Hardie Industries PLC, Sponsored ADR	39,415	1,550,192
*	Japara Healthcare Ltd.	1,909,975	2,011,491
	JB Hi-Fi Ltd.	851,292	32,501,794
	Johns Lyng Group Ltd.	322,859	1,578,018
#	Jupiter Mines Ltd.	1,390,381	245,854
*	Karoon Energy Ltd.	2,796,924	3,848,290
*	Kingsgate Consolidated Ltd.	722,621	875,795

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Kogan.com Ltd.	234,324	$1,766,401
††	Lednium Technology Pty Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,066,602	8,449,842
#	Lifestyle Communities Ltd.	57,978	957,239
	Link Administration Holdings Ltd.	1,651,146	5,436,513
	Lovisa Holdings Ltd.	198,207	3,267,049
	Lycopodium Ltd.	36,281	120,066
*	Lynas Rare Earths Ltd.	1,320,802	7,368,096
	MA Financial Group Ltd.	5,451	33,632
	MACA Ltd.	1,448,816	836,448
	Macmahon Holdings Ltd.	4,944,481	764,931
	Macquarie Group Ltd.	239,954	35,709,391
	Magellan Financial Group Ltd.	299,594	7,881,145
#*	Mayne Pharma Group Ltd.	7,537,063	1,931,754
	McMillan Shakespeare Ltd.	451,962	4,676,565
#	McPherson’s Ltd.	629,467	458,484
	Medibank Pvt Ltd.	4,221,485	10,609,138
#	Medusa Mining Ltd.	1,871,019	1,076,687
#*	Mesoblast Ltd.	325,946	392,316
*	Mesoblast Ltd., Sponsored ADR	1,592	9,632
#*	Metals X Ltd.	1,267,463	345,727
#	Metcash Ltd.	6,698,073	20,643,213
	Michael Hill International Ltd.	72,300	53,941
	Michael Hill International Ltd.	43,121	31,932
	Mineral Resources Ltd.	1,173,536	34,499,959
*	MMA Offshore Ltd.	836,458	275,289
	MNF Group Ltd.	89,349	479,380
#	Monadelphous Group Ltd.	295,291	2,252,300
	Monash IVF Group Ltd.	1,407,719	998,163
	Money3 Corp. Ltd.	792,453	1,988,579
	Mount Gibson Iron Ltd.	2,229,269	709,539
#*	Myer Holdings Ltd.	16,288,882	6,643,698
	MyState Ltd.	314,929	1,235,503
*	Nanosonics Ltd.	47,335	212,729
	National Australia Bank Ltd.	2,773,071	60,292,041
	Navigator Global Investments Ltd.	585,315	828,289
#*	Nearmap Ltd.	199,599	334,344
#*	Neometals Ltd.	551,838	431,794
	Netwealth Group Ltd.	159,775	2,099,896
#	New Hope Corp. Ltd.	2,199,454	3,332,622
	Newcrest Mining Ltd.	651,167	12,200,164
*	NEXTDC Ltd.	257,926	2,302,462
	nib holdings Ltd.	1,879,111	9,462,144
	Nick Scali Ltd.	254,036	2,769,748
	Nickel Mines Ltd.	156,265	123,780
	Nine Entertainment Co. Holdings Ltd.	7,524,955	15,759,218
	Northern Star Resources Ltd.	3,725,018	25,787,685
#	NRW Holdings Ltd.	2,895,425	4,015,603
*	Nufarm Ltd.	1,446,091	4,762,326
	OFX Group Ltd.	962,104	1,153,970
#	Oil Search Ltd.	3,104,530	10,057,445
*	OM Holdings Ltd.	418,603	341,106
#*	Omni Bridgeway Ltd.	280,466	659,078
*	oOh!media Ltd.	3,054,753	4,192,959
	Orica Ltd.	356,669	4,094,307
	Origin Energy Ltd.	2,742,448	10,503,519
*	Orocobre Ltd.	845,287	5,708,556
	Orora Ltd.	4,597,026	11,500,147
	OZ Minerals Ltd.	1,726,597	32,843,086

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pacific Current Group Ltd.	217,890	$1,248,095
	Pacific Smiles Group Ltd.	108,709	237,042
	Pact Group Holdings Ltd.	868,271	2,029,079
*	Panoramic Resources Ltd.	6,013,888	1,090,547
	Paragon Care Ltd.	93,832	20,086
	Peet Ltd.	1,078,582	873,081
	Pendal Group Ltd.	1,135,450	5,743,107
#*	Peninsula Energy Ltd.	168,481	33,818
	People Infrastructure Ltd.	10,163	33,974
	Perenti Global Ltd.	3,067,062	2,374,413
	Perpetual Ltd.	146,453	4,186,001
*	Perseus Mining Ltd.	4,895,508	5,805,199
#*	Pilbara Minerals Ltd.	1,145,764	1,921,525
	Pinnacle Investment Management Group Ltd.	24,322	316,331
	Platinum Asset Management Ltd.	1,101,774	2,544,311
#*	PPK Group Ltd.	3,734	36,821
#*	Praemium Ltd.	1,027,677	926,624
	Premier Investments Ltd.	300,365	6,970,910
#	Pro Medicus Ltd.	159,511	6,441,605
	Propel Funeral Partners Ltd.	4,645	14,694
	PSC Insurance Group Ltd.	36,609	126,191
	PWR Holdings Ltd.	148,298	1,055,553
*	Qantas Airways Ltd.	216,066	875,076
	QBE Insurance Group Ltd.	2,187,797	19,588,288
	Qube Holdings Ltd.	3,872,025	9,351,266
	Ramelius Resources Ltd.	2,599,034	3,100,687
	Ramsay Health Care Ltd.	232,123	12,406,066
	REA Group Ltd.	77,397	9,393,574
#	Reckon Ltd.	132,862	103,412
#*	Redbubble Ltd.	27,539	86,482
	Reece Ltd.	151,226	2,293,077
#	Regis Healthcare Ltd.	563,410	833,640
	Regis Resources Ltd.	3,367,166	5,049,565
#*	Reject Shop Ltd.	140,659	735,705
	Reliance Worldwide Corp. Ltd.	1,495,423	6,575,545
#	Resimac Group Ltd.	37,813	48,850
#*	Resolute Mining Ltd.	4,396,079	1,381,565
	Ridley Corp. Ltd.	1,245,370	1,246,812
	Rio Tinto Ltd.	692,143	47,420,607
*	RPMGlobal Holdings Ltd.	76,229	112,498
#*	Rumble Resources Ltd.	192,583	65,226
*††	Salmat Ltd.	68,805	0
	Sandfire Resources Ltd.	3,226,898	13,592,968
	Santos Ltd.	5,633,090	29,579,741
	SeaLink Travel Group Ltd.	214,475	1,188,192
	SEEK Ltd.	218,442	5,428,913
	Select Harvests Ltd.	542,132	3,030,213
#	Senex Energy Ltd.	904,699	3,022,846
	Servcorp Ltd.	199,404	607,426
#	Service Stream Ltd.	2,487,792	1,644,399
#	Seven Group Holdings Ltd.	436,760	7,133,295
#*	Seven West Media Ltd.	4,443,757	1,533,223
	SG Fleet Group Ltd.	296,227	569,730
	Shaver Shop Group Ltd.	314,174	243,109
	Sigma Healthcare Ltd.	12,259,714	5,256,946
#*	Silver Lake Resources Ltd.	2,887,632	3,656,900
	Sims Ltd.	801,463	8,724,763
*††	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp. Ltd.	325,923	1,973,082

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Sonic Healthcare Ltd.	580,714	$17,621,459
	South32 Ltd., ADR	447,461	6,040,723
	South32 Ltd.	5,309,068	14,321,650
	Southern Cross Media Group Ltd.	1,129,009	1,981,208
	Spark Infrastructure Group	3,876,366	8,218,277
#*††	Speedcast International Ltd.	1,370,682	0
	SRG Global Ltd.	103,260	40,017
#	St Barbara Ltd.	3,859,943	4,244,391
*	Star Entertainment Grp Ltd.	3,853,638	10,709,026
	Steadfast Group Ltd.	2,350,254	8,268,875
#*	Strike Energy Ltd.	94,124	12,097
	Suncorp Group Ltd.	1,903,911	16,847,405
	Sunland Group Ltd.	474,685	961,191
	Super Retail Group Ltd.	1,409,257	13,825,318
*	Superloop Ltd.	632,626	615,313
*	Sydney Airport	1,269,245	7,871,143
#*	Syrah Resources Ltd.	1,761,939	1,679,192
	Tabcorp Holdings Ltd.	3,189,952	12,011,293
#	Tassal Group Ltd.	1,212,059	3,246,803
	Technology One Ltd.	1,268,229	11,777,135
	Telstra Corp. Ltd.	5,141,357	14,860,977
	Telstra Corp. Ltd., ADR	35,561	513,856
*††	Tiger Resources Ltd.	1,677,917	252
#	TPG Telecom Ltd.	1,207,481	6,164,119
	Transurban Group	1,065,970	10,861,331
	Treasury Wine Estates Ltd.	898,000	7,835,522
*	Tuas Ltd.	842,979	887,363
	United Malt Grp Ltd.	1,299,693	3,977,395
*	Uniti Group Ltd.	592,890	1,827,240
††	Virgin Australia Holdings Ltd.	3,195,173	0
	Virtus Health Ltd.	426,280	1,785,730
	Vita Group Ltd.	881,280	550,255
Ω	Viva Energy Group Ltd.	2,289,344	4,033,442
#*	Warrego Energy Ltd.	232,025	23,745
*	Webjet Ltd.	807,448	3,864,114
	Wesfarmers Ltd.	1,053,578	45,583,794
	Western Areas Ltd.	1,817,125	4,351,026
	Westgold Resources Ltd.	1,092,486	1,598,621
	Westpac Banking Corp.	2,613,439	50,844,788
	Westpac Banking Corp., Sponsored ADR	221,488	4,330,090
*	Whitehaven Coal Ltd.	4,646,331	9,195,059
*	Widgie Nickel Ltd.	130,825	22,635
	WiseTech Global Ltd.	35,900	1,399,159
	Woodside Petroleum Ltd.	811,998	14,195,003
	Woolworths Group Ltd.	927,704	26,722,340
	Worley Ltd.	992,012	8,150,575
*	Xero Ltd.	40,361	4,602,074
#*	Zip Co. Ltd.	43,800	216,474

TOTAL AUSTRALIA			2,160,506,720

AUSTRIA — (0.5%)
	Addiko Bank AG	3,514	59,558
	Agrana Beteiligungs AG	58,338	1,231,111
	ANDRITZ AG	281,148	15,968,783
	AT&S Austria Technologie & Systemtechnik AG	198,230	7,606,235
	Atrium European Real Estate Ltd.	574,509	2,359,346
Ω	BAWAG Group AG	76,857	4,833,938
#*	DO & Co. AG	23,970	2,171,376
	Erste Group Bank AG	533,057	22,860,527

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	EVN AG	159,373	$4,500,296
#*	FACC AG	30,403	311,412
*	Flughafen Wien AG	14,020	462,062
#	IMMOFINANZ AG	223,231	5,345,515
#*	Kapsch TrafficCom AG	10,948	195,019
*	Lenzing AG	55,037	6,636,969
	Mayr Melnhof Karton AG	22,086	4,347,141
	Oberbank AG	2,814	296,053
#	Oesterreichische Post AG	143,988	6,078,995
	OMV AG	325,605	19,713,207
	Palfinger AG	44,518	1,967,037
#	POLYTEC Holding AG	63,673	623,717
#*	Porr AG	48,415	695,218
	Raiffeisen Bank International AG	701,884	20,508,993
	Rosenbauer International AG	4,139	226,212
	S IMMO AG	151,701	3,598,813
*	Schoeller-Bleckmann Oilfield Equipment AG	19,291	786,862
	Semperit AG Holding	39,636	1,338,015
	Strabag SE	73,730	3,165,498
	Telekom Austria AG, ADR	4,200	73,164
	Telekom Austria AG, Class A	563,641	4,869,861
	UBM Development AG	4,181	206,537
	UNIQA Insurance Group AG	669,500	6,232,468
#	Verbund AG	37,757	3,935,875
	Vienna Insurance Group AG Wiener Versicherung Gruppe	200,570	5,842,552
	voestalpine AG	627,528	23,834,184
	Wienerberger AG	297,486	10,531,175
	Zumtobel Group AG	100,302	1,033,850

TOTAL AUSTRIA			194,447,574

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	125,260	21,540,454
	Ageas SA	588,860	28,646,677
*	AGFA-Gevaert NV	1,263,618	5,494,246
*	Akka Technologies	41,036	2,272,065
#	Anheuser-Busch InBev SA	913,054	55,848,942
	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	7,230,939
*	Argenx SE	1,627	489,823
*	Argenx SE	6,674	2,009,267
	Atenor	3,938	261,414
	Banque Nationale de Belgique	92	181,949
	Barco NV	146,163	3,294,449
	Bekaert SA	236,047	10,339,262
#*Ω	Biocartis Group NV	19,986	91,293
*	bpost SA	419,997	3,598,254
#*	Celyad Oncology SA	6,859	30,209
*	Celyad Oncology SA, Sponsored ADR	600	2,616
	Cie d’Entreprises CFE	55,505	5,674,695
	Deceuninck NV	286,785	1,222,950
	D’ieteren Group	150,920	26,022,271
	Econocom Group SA/NV	484,865	2,050,001
#	Elia Group SA	82,287	9,599,888
	Etablissements Franz Colruyt NV	303,267	14,889,764
	Euronav NV	692,057	7,364,581
*	Euronav NV	225,261	2,376,504
	EVS Broadcast Equipment SA	55,367	1,298,826
#	Exmar NV	139,830	744,887
	Fagron	233,349	4,046,655
*	Galapagos NV	7,922	420,107

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	99,307	$6,415,659
*	Greenyard NV	13,968	135,662
#	Immobel SA	10,459	921,985
	Ion Beam Applications	31,362	617,782
	Jensen-Group NV	9,610	294,330
	KBC Group NV	297,478	27,702,035
*	Kinepolis Group NV	65,554	4,129,293
	Lotus Bakeries NV	793	5,264,429
*	MDxHealth	25,853	34,878
	Melexis NV	89,077	10,273,823
#*	Ontex Group NV	332,133	3,131,900
	Orange Belgium SA	184,115	4,174,587
#*	Oxurion NV	114,034	280,923
*	Picanol	5,463	434,026
	Proximus SADP	569,617	10,726,775
	Recticel SA	258,558	4,775,163
	Resilux	5,708	1,186,868
	Roularta Media Group NV	8,176	154,340
	Shurgard Self Storage SA	25,892	1,586,866
	Sipef NV	18,059	1,215,608
	Solvay SA	268,761	31,948,179
	Telenet Group Holding NV	119,152	4,280,655
	TER Beke SA	1,957	271,199
*	Tessenderlo Group SA	220,869	8,060,395
	UCB SA	139,277	16,647,173
#	Umicore SA	392,624	22,511,679
	Van de Velde NV	23,803	826,587
	VGP NV	3,922	1,014,358
	Viohalco SA	172,079	867,434

TOTAL BELGIUM			386,927,579

CANADA — (10.3%)
*	5N Plus, Inc.	279,292	695,071
	Absolute Software Corp.	134,663	1,512,456
#	Acadian Timber Corp.	47,364	704,949
*	AcuityAds Holdings, Inc.	20,816	132,707
*	Advantage Energy Ltd.	4,361,345	24,703,481
	Aecon Group, Inc.	337,250	5,030,410
#*	Africa Oil Corp.	435,095	699,611
#	AG Growth International, Inc.	45,108	991,385
	AGF Management Ltd., Class B	811,921	5,176,193
	Agnico Eagle Mines Ltd.	162	8,603
	Agnico Eagle Mines Ltd.	175,638	9,317,596
*	Aimia, Inc.	381,890	1,496,579
#*	Air Canada	49,990	896,314
#	AirBoss of America Corp.	86,301	2,245,388
#	Alamos Gold, Inc., Class A	2,221,172	16,475,729
	Alamos Gold, Inc., Class A	315,973	2,350,839
#*	Alcanna, Inc.	121,260	788,739
*	Alexco Resource Corp.	12,200	20,110
	Algoma Central Corp.	16,660	231,808
#	Algonquin Power & Utilities Corp.	681,693	9,826,602
	Alimentation Couche-Tard, Inc., Class B	792,230	29,715,026
#	AltaGas Ltd.	830,170	17,185,646
#	Altius Minerals Corp.	170,895	2,183,137
	Altus Group Ltd.	104,879	5,500,724
#*	Americas Gold & Silver Corp.	51,477	48,250
*	Amerigo Resources Ltd.	245,554	257,935
#	Andlauer Healthcare Group, Inc.	905	35,261

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Andrew Peller Ltd., Class A	100,369	$688,537
#	ARC Resources Ltd.	3,376,466	32,384,167
#*	Argonaut Gold, Inc.	1,282,777	3,254,621
*	Aritzia, Inc.	292,698	11,527,231
	Atco Ltd., Class I	146,472	4,970,769
#*	Athabasca Oil Corp.	2,207,956	1,819,744
*	ATS Automation Tooling Systems, Inc.	191,967	6,531,780
#*	Aurora Cannabis, Inc.	12,892	85,521
*	Aurora Cannabis, Inc.	27,746	183,956
*	AutoCanada, Inc.	227,348	8,191,215
#	B2Gold Corp.	5,742,597	23,710,951
#	Badger Infrastructure Solutions Ltd.	160,010	4,415,273
#	Bank of Montreal	3,399	369,040
	Bank of Montreal	931,374	101,063,393
	Bank of Nova Scotia	327,091	21,444,862
	Bank of Nova Scotia	969,869	63,584,612
	Barrick Gold Corp.	1,951,660	35,851,994
	Barrick Gold Corp.	412,954	7,601,694
*	Bausch Health Cos., Inc.	712,154	19,997,284
	BCE, Inc.	98,538	5,072,605
	BCE, Inc.	75,179	3,869,463
#	Birchcliff Energy Ltd.	1,364,140	7,329,938
	Bird Construction, Inc.	113,907	927,749
*	Black Diamond Group Ltd.	319,658	1,170,047
*	BlackBerry Ltd.	424,307	4,582,516
	BMTC Group, Inc.	7,200	77,434
*	Bombardier, Inc., Class A	71,100	119,496
*	Bombardier, Inc., Class B	2,505,235	4,028,295
*	Bonterra Energy Corp.	136,052	751,936
#	Boralex, Inc., Class A	172,816	5,348,136
	Bridgemarq Real Estate Services	32,200	444,909
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	1,312	80,885
	Brookfield Asset Management, Inc., Class A	169,935	10,262,375
	Brookfield Infrastructure Corp., Class A	131,559	7,974,754
	BRP, Inc.	114,940	10,106,473
*	CAE, Inc.	45,485	1,379,325
*	CAE, Inc.	203,429	6,178,139
	Calian Group Ltd.	15,095	751,335
	Cameco Corp.	538,237	13,077,559
	Cameco Corp.	534,544	12,989,419
#	Canaccord Genuity Group, Inc.	425,014	4,917,741
#	Canacol Energy Ltd.	738,579	2,315,520
#*	Canada Goose Holdings, Inc.	63,363	2,350,001
*	Canada Goose Holdings, Inc.	73,756	2,736,348
#	Canadian Imperial Bank of Commerce	445,802	54,093,476
	Canadian Imperial Bank of Commerce	444,500	53,900,070
	Canadian National Railway Co.	254,062	33,765,447
	Canadian National Railway Co.	347,608	46,200,579
	Canadian Natural Resources Ltd.	289,011	12,283,435
	Canadian Natural Resources Ltd.	3,046,549	129,508,798
#	Canadian Pacific Railway Ltd.	356,360	27,582,195
	Canadian Pacific Railway Ltd.	281,730	21,805,902
#	Canadian Tire Corp. Ltd., Class A	126,615	17,983,504
#	Canadian Utilities Ltd., Class A	170,393	4,935,835
#	Canadian Western Bank	567,869	18,165,751
*	Canfor Corp.	496,067	10,277,277
*	Canfor Pulp Products, Inc.	157,874	857,234
#*	Canopy Growth Corp.	89,033	1,125,862
*	Canopy Growth Corp.	111,761	1,411,541

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Capital Power Corp.	338,869	$11,130,434
#*	Capstone Mining Corp.	3,730,281	15,643,308
*	Cardinal Energy Ltd.	603,543	2,277,428
#	Cargojet, Inc.	7,533	1,199,400
	Cascades, Inc.	544,233	6,305,996
	CCL Industries, Inc., Class B	283,856	15,516,207
*	Celestica, Inc.	432,580	4,247,936
*	Celestica, Inc.	180,887	1,783,146
	Cenovus Energy, Inc.	1,112,344	13,302,110
	Cenovus Energy, Inc.	1,488,151	17,828,049
#	Centerra Gold, Inc.	1,370,602	10,277,300
	CES Energy Solutions Corp.	1,087,618	1,696,108
*	CGI, Inc.	95,429	8,530,398
*	CGI, Inc.	176,798	15,794,107
#	Chesswood Group Ltd.	31,923	344,483
	China Gold International Resources Corp. Ltd.	2,653,959	7,655,651
	CI Financial Corp.	718,493	16,383,219
	Clairvest Group, Inc.	516	24,847
	Cogeco Communications, Inc.	132,057	11,341,579
	Cogeco, Inc.	49,890	3,320,894
	Colliers International Group, Inc.	58,775	8,526,554
	Colliers International Group, Inc.	84,906	12,342,785
	Computer Modelling Group Ltd.	350,049	1,533,020
*	Conifex Timber, Inc.	39,305	56,214
	Constellation Software, Inc.	29,687	52,172,696
#*	Copper Mountain Mining Corp.	1,301,531	3,996,297
	Corby Spirit & Wine Ltd.	40,385	582,150
#	Corus Entertainment, Inc., Class B	1,831,025	8,299,976
#	Crescent Point Energy Corp.	2,034,603	10,225,623
	Crescent Point Energy Corp.	723,823	3,640,829
*	Crew Energy, Inc.	3,994,584	9,844,442
*	Cronos Group, Inc.	347,919	1,805,700
*	Denison Mines Corp.	2,156,614	3,659,413
#*	Descartes Systems Group, Inc.	34,366	2,806,538
*	Descartes Systems Group, Inc.	4,680	382,684
	Dexterra Group, Inc.	134,184	970,382
#*	DIRTT Environmental Solutions	124,732	403,142
#	Dollarama, Inc.	289,272	13,075,207
#	Doman Building Materials Group Ltd.	303,240	1,661,253
*	Dorel Industries, Inc., Class B	179,394	3,232,455
	DREAM Unlimited Corp., Class A	129,973	3,245,124
#	Dundee Precious Metals, Inc.	775,167	5,098,464
#	ECN Capital Corp.	1,257,927	10,936,728
	E-L Financial Corp. Ltd.	538	393,410
#*	Eldorado Gold Corp.	803,656	7,188,486
*	Eldorado Gold Corp.	55,755	499,565
#	Element Fleet Management Corp.	1,635,280	17,771,910
#	Emera, Inc.	299,489	13,933,885
#	Empire Co. Ltd., Class A	441,774	13,207,529
	Enbridge, Inc.	22	923
	Enbridge, Inc.	693,290	29,021,119
#	Endeavour Mining PLC	720,940	18,314,770
#*	Endeavour Silver Corp.	175,071	882,711
	Enerflex Ltd.	488,084	4,160,703
#*	Energy Fuels, Inc.	220,413	1,738,230
#	Enerplus Corp.	199,701	1,891,157
	Enerplus Corp.	927,684	8,785,167
	Enghouse Systems Ltd.	166,592	7,224,461
*	Ensign Energy Services, Inc.	797,341	1,314,298

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Equinox Gold Corp.	203,196	$1,507,223
#	Equitable Group, Inc.	169,156	10,564,049
*	ERO Copper Corp.	55,559	1,036,569
	Evertz Technologies Ltd.	106,626	1,220,823
	Exchange Income Corp.	102,091	3,514,121
	Exco Technologies Ltd.	152,652	1,203,849
#	Extendicare, Inc.	408,456	2,389,481
	Fairfax Financial Holdings Ltd.	75,297	30,496,623
#	Fiera Capital Corp., Class A	173,104	1,485,427
	Finning International, Inc.	592,016	17,527,041
#	Firm Capital Mortgage Investment Corp.	134,718	1,592,537
#	First Majestic Silver Corp.	82,658	1,047,251
	First Majestic Silver Corp.	53,453	677,250
#	First National Financial Corp.	74,235	2,498,293
	First Quantum Minerals Ltd.	1,103,966	26,136,237
	FirstService Corp.	84,949	16,983,004
#	FirstService Corp.	16,916	3,373,905
#*	Fission Uranium Corp.	1,807,387	1,518,813
#	Fortis, Inc.	192,221	8,556,444
	Fortis, Inc.	104,235	4,639,500
#*	Fortuna Silver Mines, Inc.	1,415,247	6,861,250
	Franco-Nevada Corp.	13,554	1,935,918
#	Freehold Royalties Ltd.	519,444	4,965,274
*	Frontera Energy Corp.	85,618	609,482
#*	Galiano Gold, Inc.	738,913	561,230
*	Gamehost, Inc.	83,742	554,852
*	GDI Integrated Facility Services, Inc.	3,600	151,871
	George Weston Ltd.	217,946	23,548,593
	GFL Environmental, Inc.	25,477	1,048,379
#	Gibson Energy, Inc.	591,838	11,926,664
#	Gildan Activewear, Inc.	131,307	4,823,219
	Gildan Activewear, Inc.	186,600	6,851,952
	goeasy Ltd.	82,351	12,904,939
#*	Golden Star Resources Ltd.	199,827	624,863
#*	GoldMoney, Inc.	48,197	92,687
#*	Gran Tierra Energy, Inc.	1,921,398	1,754,347
#	Great-West Lifeco, Inc.	403,913	11,883,058
	Guardian Capital Group Ltd., Class A	16,411	458,675
#	Hardwoods Distribution, Inc.	16,000	535,100
*	Headwater Exploration, Inc.	80,087	317,087
*	Heroux-Devtek, Inc.	155,762	2,322,082
	High Liner Foods, Inc.	106,290	1,129,374
	HLS Therapeutics, Inc.	1,000	15,352
*	Home Capital Group, Inc., Class B	468,492	15,202,520
	Hudbay Minerals, Inc.	211,255	1,470,335
#	Hudbay Minerals, Inc.	4,135,023	28,834,234
Ω	Hydro One Ltd.	246,144	5,881,123
#*	i-80 Gold Corp.	413,213	998,309
	iA Financial Corp., Inc.	471,017	27,862,924
#*	IAMGOLD Corp.	2,508,569	6,911,943
*	IAMGOLD Corp.	33,594	93,055
*	IBI Group, Inc.	78,700	764,362
	IGM Financial, Inc.	176,244	6,997,924
#*	Imperial Metals Corp.	164,386	531,306
	Imperial Oil Ltd.	2,100	71,097
	Imperial Oil Ltd.	370,543	12,553,997
	Information Services Corp.	13,744	305,953
#	Innergex Renewable Energy, Inc.	417,395	6,947,581
	Intact Financial Corp.	117,579	15,762,388

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Interfor Corp.	474,828	$10,873,162
*	International Petroleum Corp.	77,894	435,026
	Intertape Polymer Group, Inc.	240,434	5,462,996
#*	Invesque, Inc.	89,083	180,838
*	Ivanhoe Mines Ltd., Class A	1,126,662	8,839,599
#Ω	Jamieson Wellness, Inc.	22,917	705,694
	K-Bro Linen, Inc.	23,264	696,266
#*	Kelt Exploration Ltd.	835,753	3,376,507
#	Keyera Corp.	426,182	10,923,152
#*	Kinaxis, Inc.	70,559	10,951,012
	Kingsway Financial Services, Inc.	14,675	80,419
	Kinross Gold Corp.	8,338,438	50,127,649
	Kirkland Lake Gold Ltd.	1,252,448	52,795,914
*	Knight Therapeutics, Inc.	626,439	2,601,726
#	KP Tissue, Inc.	37,940	328,020
#	Labrador Iron Ore Royalty Corp.	230,597	6,676,059
#*	Laramide Resources Ltd.	26,500	18,843
#*	Largo Resources Ltd.	59,040	736,569
	Lassonde Industries, Inc., Class A	3,083	438,411
#	Laurentian Bank of Canada	306,459	10,318,476
	Leon’s Furniture Ltd.	105,051	2,139,047
#	LifeWorks, Inc.	217,422	5,620,014
*	Lightspeed Commerce, Inc.	6,500	634,985
*††	Lightstream Resources Ltd.	696,278	0
#	Linamar Corp.	319,294	17,561,686
#	Loblaw Cos. Ltd.	318,360	23,943,855
#*	Lucara Diamond Corp.	1,820,013	882,359
*	Lundin Gold, Inc.	42,351	387,716
	Lundin Mining Corp.	4,332,200	37,700,221
*	MAG Silver Corp.	14,403	287,772
	Magellan Aerospace Corp.	77,380	662,757
	Magna International, Inc.	679,722	55,290,573
	Magna International, Inc.	611,939	49,750,641
*	Mainstreet Equity Corp.	18,373	1,640,298
*	Major Drilling Group International, Inc.	516,619	3,719,356
*	Mandalay Resources Corp.	42,348	78,701
	Manulife Financial Corp.	111,512	2,172,394
	Manulife Financial Corp.	1,389,442	27,080,225
#	Maple Leaf Foods, Inc.	335,262	7,308,798
#*	Marathon Gold Corp.	309,500	700,226
	Martinrea International, Inc.	654,254	6,074,158
*	Maxim Power Corp.	24,537	64,237
*	MDF Commerce, Inc.	22,395	104,230
#	Medical Facilities Corp.	168,105	1,255,083
*	MEG Energy Corp.	1,414,917	12,678,918
	Melcor Developments Ltd.	6,624	77,608
*††	Mercator Minerals Ltd.	131,933	0
#	Methanex Corp.	123,400	5,527,873
	Methanex Corp.	176,329	7,896,013
	Metro, Inc.	293,894	14,787,316
	Morguard Corp.	4,845	534,571
*	Mountain Province Diamonds, Inc.	32,000	12,928
	MTY Food Group, Inc.	47,756	2,334,547
#	Mullen Group Ltd.	495,275	5,122,430
	National Bank of Canada	950,404	78,683,253
	Neo Performance Materials, Inc.	5,200	80,168
#*	New Gold, Inc.	6,105,547	8,584,075
#	NFI Group, Inc.	193,486	3,920,999
	North American Construction Group Ltd.	95,400	1,641,904

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	North American Construction Group Ltd.	16,702	$287,441
#	North West Co., Inc.	216,659	5,887,397
	Northland Power, Inc.	444,160	14,280,160
	Nutrien Ltd.	100,995	7,058,889
	Nutrien Ltd.	429,890	30,053,638
#*	NuVista Energy Ltd.	1,036,904	5,135,926
#*	Obsidian Energy Ltd.	86,800	336,652
*	OceanaGold Corp.	4,016,605	7,497,057
	Onex Corp.	219,469	16,355,548
	Open Text Corp.	222,200	11,192,589
	Open Text Corp.	122,705	6,178,197
*††	Orbite Technologies, Inc.	174,500	0
*	Organigram Holdings, Inc.	139,931	309,248
#	Osisko Gold Royalties Ltd.	499,771	6,311,749
	Osisko Gold Royalties Ltd.	5,600	70,728
#*	Osisko Mining, Inc.	50,051	107,980
#	Pan American Silver Corp.	345,262	8,835,206
	Pan American Silver Corp.	696,142	17,828,194
	Paramount Resources Ltd., Class A	384,613	6,429,892
#	Parex Resources, Inc.	902,677	17,526,930
#	Park Lawn Corp.	70,620	2,106,731
#	Parkland Corp.	501,650	14,596,329
#	Pason Systems, Inc.	276,912	2,058,493
#	Pembina Pipeline Corp.	57,434	1,901,325
	Pembina Pipeline Corp.	762,820	25,241,714
#	Peyto Exploration & Development Corp.	868,245	6,847,179
	PHX Energy Services Corp.	148,701	600,764
*	Pine Cliff Energy Ltd.	106,000	68,520
	Pizza Pizza Royalty Corp.	124,991	1,185,677
*	Points International Ltd.	6,420	112,568
	Polaris Infrastructure, Inc.	89,766	1,336,045
	Pollard Banknote Ltd.	24,687	933,542
#	PrairieSky Royalty Ltd.	506,798	6,236,695
*	Precision Drilling Corp.	63,794	2,824,231
*	Precision Drilling Corp.	5,426	240,159
#	Premium Brands Holdings Corp., Class A	117,854	12,736,726
*	Pretium Resources, Inc.	84,494	1,020,688
*	Pretium Resources, Inc.	356,835	4,316,273
	Primo Water Corp.	63,525	1,011,185
	Primo Water Corp.	584,206	9,288,875
#	Quarterhill, Inc.	719,660	1,477,001
#	Quebecor, Inc., Class B	464,603	11,840,319
#*	Questerre Energy Corp., Class A	145,025	18,749
*	Real Matters, Inc.	15,805	115,575
*	Recipe Unlimited Corp.	80,546	1,259,996
	Restaurant Brands International, Inc.	193,173	10,937,001
*	RF Capital Group, Inc.	113,657	194,694
	Richelieu Hardware Ltd.	177,191	6,255,232
	Ritchie Bros Auctioneers, Inc.	129,128	8,825,903
	Ritchie Bros Auctioneers, Inc.	69,347	4,739,867
	Rogers Communications, Inc., Class B	207,440	9,647,904
	Rogers Communications, Inc., Class B	131,569	6,128,484
#	Rogers Sugar, Inc.	538,773	2,455,300
#	Royal Bank of Canada	886,501	92,274,611
	Royal Bank of Canada	1,145,629	119,156,872
#	Russel Metals, Inc.	319,501	8,423,818
*	Sabina Gold & Silver Corp.	1,047,730	1,193,681
#*	Sandstorm Gold Ltd.	572,532	3,622,273
	Saputo, Inc.	226,084	5,400,002

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Savaria Corp.	36,700	$579,146
*	Seabridge Gold, Inc.	13,432	247,686
#	Secure Energy Services, Inc.	795,751	3,684,271
	Shaw Communications, Inc., Class B	243,666	7,017,014
	Shaw Communications, Inc., Class B	435,689	12,565,271
*	ShawCor Ltd.	364,694	1,570,636
*	Shopify, Inc., Class A	6,994	10,258,310
#	Sienna Senior Living, Inc.	179,305	2,055,865
#*	Sierra Wireless, Inc.	55,726	933,870
*	Sierra Wireless, Inc.	88,509	1,481,641
#Ω	Sleep Country Canada Holdings, Inc.	142,863	4,009,076
#	SNC-Lavalin Group, Inc.	322,688	8,679,932
*††	Southern Pacific Resource Corp.	665,787	0
#*Ω	Spin Master Corp.	69,784	2,415,600
#	Sprott, Inc.	46,690	1,899,533
	SSR Mining, Inc.	966,550	15,244,879
	SSR Mining, Inc.	271,594	4,285,753
	Stantec, Inc.	290,863	16,075,492
	Stantec, Inc.	70,845	3,917,728
	Stella-Jones, Inc.	170,689	6,127,757
*	Storm Resources Ltd.	64,511	287,735
	Sun Life Financial, Inc.	32,169	1,833,290
	Sun Life Financial, Inc.	362,444	20,648,435
	Suncor Energy, Inc.	8	222
	Suncor Energy, Inc.	2,332,663	61,349,037
*	SunOpta, Inc.	98,969	767,999
*	SunOpta, Inc.	115,193	893,546
#	Superior Plus Corp.	987,482	10,987,094
*	Surge Energy, Inc.	86,241	375,596
	Taiga Building Products Ltd.	19,400	41,227
*	Tamarack Valley Energy Ltd.	1,362,284	3,962,688
#*	Taseko Mines Ltd.	1,431,283	3,018,462
	TC Energy Corp.	92,429	5,000,098
	TC Energy Corp.	839,920	45,439,672
	Teck Resources Ltd., Class B	56,081	1,565,157
	Teck Resources Ltd., Class B	751,490	20,966,571
	TECSYS, Inc.	2,070	93,648
	TELUS Corp.	174,880	4,011,670
	TerraVest Industries, Inc.	2,500	52,420
#	TFI International, Inc.	472,831	52,429,378
	Thomson Reuters Corp.	70,628	8,495,790
	Thomson Reuters Corp.	6,793	817,402
	Tidewater Midstream & Infrastructure Ltd.	360,110	433,552
*	Tilray, Inc.	2,148,758	22,132,207
	Timbercreek Financial Corp.	158,273	1,244,341
	TMX Group Ltd.	84,482	9,146,528
*	Torex Gold Resources, Inc.	426,256	4,956,225
	Toromont Industries Ltd.	230,107	20,472,755
	Toronto-Dominion Bank	636,815	46,227,747
	Toronto-Dominion Bank	473,365	34,323,696
*	Total Energy Services, Inc.	227,898	924,407
#	Tourmaline Oil Corp.	1,289,685	46,612,484
	TransAlta Corp.	421,210	4,725,976
#	TransAlta Corp.	1,032,557	11,580,390
#	TransAlta Renewables, Inc.	304,090	4,501,397
#	Transcontinental, Inc., Class A	575,097	9,107,871
#*	Trevali Mining Corp.	2,581,528	479,760
*	Trican Well Service Ltd.	1,775,523	4,978,235
#	Tricon Residential, Inc.	535,275	7,789,514

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Trisura Group Ltd.	53,457	$1,806,804
*	Trisura Group Ltd.	231	7,823
*	Turquoise Hill Resources Ltd.	165,120	2,092,075
#*	Turquoise Hill Resources Ltd.	148,674	1,883,649
*	Uni-Select, Inc.	210,139	3,024,059
#*	Vermilion Energy, Inc.	265,602	2,880,071
*	Vermilion Energy, Inc.	595,695	6,457,334
	VersaBank	12,618	150,690
*	Viemed Healthcare, Inc.	6,346	36,363
	Wajax Corp.	120,993	2,415,754
	Waste Connections, Inc.	72,502	9,861,060
	Waste Connections, Inc.	40,111	5,457,901
*	Wesdome Gold Mines Ltd.	549,251	4,939,531
	West Fraser Timber Co. Ltd.	252,746	20,236,422
	West Fraser Timber Co. Ltd.	37,213	2,978,508
#	Western Forest Products, Inc.	2,306,543	3,988,366
#	Westshore Terminals Investment Corp.	261,041	5,646,467
	Wheaton Precious Metals Corp.	52	2,099
	Wheaton Precious Metals Corp.	133,272	5,385,522
#	Whitecap Resources, Inc.	2,575,066	15,459,553
#*	WildBrain Ltd.	392,989	1,238,411
#	Winpak Ltd.	107,831	3,374,511
	WSP Global, Inc.	142,110	19,265,688
	Yamana Gold, Inc.	3,410,740	13,393,824
	Yamana Gold, Inc.	298,241	1,178,052
#*	Yangarra Resources Ltd.	278,894	439,434
#	Yellow Pages Ltd.	91,812	1,052,693

TOTAL CANADA			3,667,307,877

CHINA — (0.0%)
*	FIH Mobile Ltd.	13,803,000	2,147,155
*††	Hanfeng Evergreen, Inc.	42,625	0
	TK Group Holdings Ltd.	820,000	310,452

TOTAL CHINA			2,457,607

DENMARK — (2.2%)
*	ALK-Abello AS	21,670	9,391,832
#	Alm Brand AS	453,545	3,499,030
	Ambu AS, Class B	64,919	1,848,045
	AP Moller — Maersk AS, Class A	2,698	7,407,787
	AP Moller — Maersk AS, Class B	3,520	10,200,776
#*	Asetek AS	11,047	55,790
#*	Bang & Olufsen AS	533,253	2,624,874
	BankNordik P/F	1,342	30,216
#*	Bavarian Nordic AS	336,745	16,155,602
*	Brodrene Hartmann AS	12,158	727,639
#*	Broendbyernes IF Fodbold AS	121,106	9,999
	Carlsberg AS, Class B	156,602	25,857,463
	cBrain AS	4,473	242,392
	Chemometec AS	36,842	5,586,604
#	Chr Hansen Holding AS	175,441	13,964,721
	Coloplast AS, Class B	96,551	15,768,513
	Columbus AS	429,949	631,425
	D/S Norden AS	168,448	4,070,744
	Danske Bank AS	1,157,341	19,584,086
*	Demant AS	325,841	15,796,103
*	Dfds AS	174,840	9,061,525
#*	Djurslands Bank AS	1,040	56,249

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Drilling Co. of 1972 AS	67,925	$2,434,795
	DSV AS	151,741	35,267,277
#	FLSmidth & Co. AS	216,679	8,238,193
	Fluegger Group AS	350	38,539
*	Genmab AS	70,499	31,671,779
#	GN Store Nord AS	600,927	36,516,652
	GronlandsBANKEN AS	33	3,146
	H Lundbeck AS	300,375	8,365,265
*	H+H International AS, Class B	116,159	4,594,298
*	Harboes Bryggeri AS, Class B	2,462	38,106
	INVISIO AB	1,877	33,972
#*	ISS AS	784,977	15,663,946
	Jeudan AS	13,911	592,077
*	Jyske Bank AS	291,973	14,244,490
	Matas AS	208,871	4,086,883
#*	MT Hoejgaard Holding AS	328	10,218
Ω	Netcompany Group AS	36,284	4,131,751
*	Nilfisk Holding AS	155,838	5,435,461
*	NKT AS	216,606	10,436,748
#Ω	NNIT AS	65,658	1,234,015
	North Media AS	9,433	177,225
	Novo Nordisk AS, Sponsored ADR	595,283	65,558,517
	Novo Nordisk AS, Class B	891,477	97,754,784
	Novozymes AS, Class B	324,338	23,857,918
*	NTG Nordic Transport Group AS, Class A	6,037	493,589
#Ω	Orsted AS	63,177	8,923,276
#	Pandora AS	449,416	62,889,275
*	Parken Sport & Entertainment AS	10,398	138,926
	Per Aarsleff Holding AS	97,171	4,194,091
	Ringkjoebing Landbobank AS	149,659	19,012,643
	Rockwool International AS, Class A	3,054	1,225,286
#	Rockwool International AS, Class B	34,285	15,679,062
	Royal Unibrew AS	240,968	29,934,330
#	RTX AS	28,702	683,127
Ω	Scandinavian Tobacco Group AS, Class A	303,613	6,826,969
	Schouw & Co. AS	71,013	6,907,061
	SimCorp AS	150,405	18,213,185
	Solar AS, Class B	25,629	2,977,994
	SP Group AS	620	38,407
	Spar Nord Bank AS	454,313	5,855,136
	Sydbank AS	381,764	13,119,360
	TCM Group AS	8,463	206,533
*	Tivoli AS	1,281	171,848
	Topdanmark AS	252,365	13,393,249
	Tryg AS	671,846	15,944,992
	UIE PLC	4,184	1,123,151
	Vestas Wind Systems AS	1,027,335	44,411,294
*	Zealand Pharma AS	28,370	910,356

TOTAL DENMARK			806,230,610

FINLAND — (1.6%)
	Aktia Bank Oyj	175,826	2,517,216
	Alandsbanken Abp, Class B	1,250	45,924
	Alma Media Oyj	59,478	769,006
	Apetit Oyj	3,389	48,175
	Aspo Oyj	25,687	361,589
	Atria Oyj, Class A	61,808	797,031
*	BasWare Oyj	7,918	294,127
#	Bittium Oyj	79,121	476,560

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Cargotec Oyj, Class B	203,864	$10,556,984
	Caverion Oyj	136,508	1,078,570
#	Citycon Oyj	240,789	1,979,292
	Digia Oyj	27,598	220,234
	Elisa Oyj	379,350	22,893,861
Ω	Enento Group Oyj	9,514	401,816
#*	Finnair Oyj	4,478,584	3,421,350
	Fiskars Oyj Abp	104,250	2,562,668
	Fortum Oyj	1,107,217	32,928,705
	F-Secure Oyj	255,088	1,439,385
	Glaston Oyj ABP	11,415	16,831
	Gofore Oyj	440	10,979
	Harvia Oyj	43,198	2,652,240
	HKScan Oyj, Class A	165,652	377,445
	Huhtamaki Oyj	584,496	25,485,804
	Ilkka-Yhtyma Oyj	29,672	159,545
#	Kamux Corp.	18,383	285,249
	Kemira Oyj	711,617	10,928,929
	Kesko Oyj, Class A	133,970	4,091,939
	Kesko Oyj, Class B	1,370,460	44,600,909
	Kojamo Oyj	286,466	6,418,144
	Kone Oyj, Class B	247,622	16,887,586
	Konecranes Oyj, Class A	300,069	12,481,257
	Lassila & Tikanoja Oyj	169,797	2,668,300
#*	Lehto Group Oyj	205,282	244,765
	Marimekko Oyj	3,642	348,077
	Metsa Board Oyj	715,327	6,620,411
	Metso Outotec Oyj	1,979,975	19,891,640
	Musti Group Oyj	11,551	454,383
	Neles Oyj	302,981	4,540,196
#	Neste Oyj	686,061	38,194,259
*	Nokia Oyj	3,992,666	22,915,925
*	Nokia Oyj	1,186,596	6,837,766
*	Nokia Oyj, Sponsored ADR	1,006,554	5,717,227
#	Nokian Renkaat Oyj	695,310	26,110,387
	Nordea Bank Abp	2,440,427	29,887,465
	Olvi Oyj, Class A	39,314	2,384,305
*	Optomed Oy	6,182	74,808
	Oriola Oyj, Class A	1,000	2,268
	Oriola Oyj, Class B	719,046	1,648,214
	Orion Oyj, Class A	47,654	2,055,895
	Orion Oyj, Class B	436,906	18,919,604
*	Outokumpu Oyj	1,945,424	12,117,844
	Pihlajalinna Oyj	34,018	462,709
	Ponsse Oyj	52,110	2,681,505
*	QT Group Oyj	30,828	4,987,754
	Raisio Oyj, Class V	401,412	1,625,300
*	Rapala VMC Oyj	18,304	186,896
	Raute Oyj, Class A	1,914	47,793
	Revenio Group Oyj	61,557	4,061,850
#Ω	Rovio Entertainment Oyj	14,306	117,048
	Sampo Oyj, Class A	490,275	26,063,665
	Sanoma Oyj	504,321	7,850,604
*	Stockmann Oyj Abp, Class B	18,522	39,099
	Stora Enso Oyj, Class R	1,137,525	18,927,869
	Taaleri Oyj	1,766	22,301
	Talenom Oyj	3,123	50,054
	Teleste Oyj	20,343	124,257
Ω	Terveystalo Oyj	25,793	335,710

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	TietoEVRY Oyj	306,261	$9,392,196
	Tokmanni Group Corp.	104,143	2,369,550
	UPM-Kymmene Oyj	1,047,260	36,958,772
	Uponor Oyj	284,514	6,949,635
	Vaisala Oyj, Class A	45,516	2,417,188
	Valmet Oyj	657,788	26,703,565
	Verkkokauppa.com Oyj	8,621	70,606
	Wartsila OYJ Abp	969,896	13,450,734
#	YIT Oyj	722,424	4,257,761

TOTAL FINLAND			578,977,510

FRANCE — (7.6%)
	ABC arbitrage	97,393	802,241
*	Accor SA	440,860	15,776,797
#*	Aeroports de Paris	45,936	6,128,981
	Air Liquide SA	519,420	86,721,161
*	Airbus SE	402,580	51,643,777
	AKWEL	63,353	1,617,980
	Albioma SA	153,455	6,036,775
Ω	ALD SA	113,250	1,688,051
	Alstom SA	180,953	6,448,765
	Altamir	42,868	1,215,981
	Alten SA	125,455	20,215,857
Ω	Amundi SA	117,581	10,476,130
	Arkema SA	413,435	56,555,426
	Assystem SA	45,623	1,632,814
	Atos SE	259,113	13,518,618
	Aubay	33,103	2,053,078
	AXA SA	1,415,353	41,176,842
	Axway Software SA	25,730	810,106
	Bastide le Confort Medical	13,234	671,674
*	Beneteau SA	182,413	2,784,748
#	Bigben Interactive	58,402	1,108,133
	BioMerieux	57,623	7,339,357
#	BNP Paribas SA	886,338	59,328,990
	Boiron SA	30,194	1,461,380
	Bollore SA	1,817,900	10,565,996
#	Bonduelle SCA	92,495	2,369,993
††	Bourbon Corp.	56,660	0
	Bouygues SA	844,488	34,214,688
	Bureau Veritas SA	592,161	18,821,851
	Burelle SA	55	42,148
	Capgemini SE	212,139	49,462,929
	Carrefour SA	2,559,135	46,330,209
#*	Casino Guichard Perrachon SA	199,760	4,981,184
*	Catana Group	34,685	252,061
#*	Catering International Services	6,197	99,527
	CBo Territoria	2,301	9,840
*	Cegedim SA	15,898	476,485
#*	CGG SA	3,406,411	2,463,502
	Chargeurs SA	94,241	2,800,071
	Cie de Saint-Gobain	974,295	67,238,565
*	Cie des Alpes	96,432	1,707,673
#	Cie Generale des Etablissements Michelin SCA	571,661	89,875,074
	Cie Plastic Omnium SA	328,119	9,109,190
#*	Claranova SADIR	70,358	439,391
	CNP Assurances	534,921	13,402,530
*	Coface SA	582,698	8,331,298
	Credit Agricole SA	952,684	14,373,105

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Danone SA, Sponsored ADR	26,723	$347,666
	Danone SA	714,758	46,592,025
	Dassault Aviation SA	24,613	2,572,153
	Dassault Systemes SE, Sponsored ADR	10,275	598,725
	Dassault Systemes SE	198,815	11,610,278
#*	DBV Technologies SA	35,620	233,331
	Delta Plus Group	1,569	171,406
*	Derichebourg SA	721,218	8,207,666
	Edenred	495,821	26,829,472
	Eiffage SA	481,145	49,521,926
*	Ekinops SAS	6,333	55,773
	Electricite de France SA	1,207,042	17,789,327
	Electricite de Strasbourg SA	1,138	153,403
*Ω	Elior Group SA	555,988	4,398,859
*	Elis SA	971,999	18,455,920
	Engie SA	2,553,067	36,317,753
*	Eramet SA	46,687	3,901,637
	EssilorLuxottica SA	114,055	23,597,672
*	Esso SA Francaise	10,411	163,929
#*	Etablissements Maurel et Prom SA	274,911	791,531
	Eurazeo SE	14,033	1,315,366
	Eurofins Scientific SE	337,380	39,815,871
Ω	Euronext NV	346,613	38,995,496
#	Eutelsat Communications SA	965,513	13,722,970
*	Exel Industries, Class A	6,839	557,126
	Faurecia SE	553,719	28,919,628
	Faurecia SE	49,891	2,575,832
	Fleury Michon SA	1,673	44,244
	Fnac Darty SA	88,712	5,759,402
	Fnac Darty SA	12,150	782,619
*	Gaumont SA	768	90,574
	Gaztransport Et Technigaz SA	85,230	7,045,158
#	GEA	181	22,365
	Getlink SE	406,899	6,262,632
#*	GL Events	57,252	1,210,084
	Groupe Crit	22,390	1,757,528
	Groupe Gorge SA	9,794	178,246
	Guerbet	37,275	1,645,529
*	Haulotte Group SA	54,664	317,370
	Hermes International	23,514	37,338,228
	HEXAOM	16,188	819,599
*	ID Logistics Group	8,900	3,272,682
	Imerys SA	195,518	8,474,793
	Infotel SA	649	37,451
	Interparfums SA	546	44,174
	Ipsen SA	121,789	12,604,414
	IPSOS	185,598	8,698,516
	Jacquet Metals SACA	81,175	1,979,867
*	JCDecaux SA	247,761	6,464,161
	Kaufman & Broad SA	120,359	4,828,763
	Kering SA	62,464	46,881,388
	Korian SA	364,097	12,129,199
Ω	La Francaise des Jeux SAEM	89,696	4,657,502
*	Lagardere SA	665,281	17,588,098
	Laurent-Perrier	4,727	526,944
	Lectra	104,988	4,398,554
	Legrand SA	317,355	34,620,264
	Linedata Services	18,245	804,299
	LISI	117,537	3,268,619

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	LNA Sante SA	27,031	$1,553,997
	L’Oreal SA	74,445	34,055,217
	LVMH Moet Hennessy Louis Vuitton SE	248,440	194,807,144
Ω	Maisons du Monde SA	133,675	3,032,635
	Manitou BF SA	37,916	1,288,735
	Manutan International	2,990	247,772
	Mersen SA	90,277	3,386,671
#*	METabolic EXplorer SA	88,634	568,070
	Metropole Television SA	200,359	4,416,555
	Nexans SA	284,037	28,498,445
	Nexity SA	281,678	12,877,527
#*	Nicox	71,997	270,935
	NRJ Group	82,121	547,174
#	Oeneo SA	143,254	2,232,091
*	Onxeo SA	59,552	34,467
#*	Onxeo SA	12,362	7,193
	Orange SA, Sponsored ADR	187,975	2,050,807
#	Orange SA	7,330,798	79,941,979
	Orpea SA	139,636	14,585,535
	Pernod Ricard SA	69,562	16,003,440
	Pharmagest Interactive	2,924	320,906
	Plastiques Du Val De Loire	45,034	309,240
	Publicis Groupe SA, ADR	97,524	1,646,205
	Publicis Groupe SA	855,941	57,462,246
	Quadient SA	186,532	4,459,395
#*	Rallye SA	498,612	3,208,133
#*††	Recylex SA	65,252	26,137
#	Remy Cointreau SA	15,809	3,193,569
*	Renault SA	595,347	21,452,779
	Rexel SA	1,449,227	28,805,118
	Robertet SA	1,585	1,740,344
	Rothschild & Co.	22,581	996,001
	Rubis SCA	237,855	7,623,085
	Safran SA	123,076	16,564,765
	Samse SA	943	226,587
	Sanofi, ADR	246,722	12,442,190
	Sanofi	432,160	43,407,925
	Sartorius Stedim Biotech	44,190	24,356,240
	Savencia SA	17,323	1,282,080
	Schneider Electric SE	210,086	36,222,623
	Schneider Electric SE	19,869	3,421,520
	SCOR SE	705,750	23,759,164
	SEB SA	119,502	18,724,679
	Seche Environnement SA	12,581	995,660
	SES SA, Class A	1,900,136	17,065,515
*Ω	SMCP SA	61,726	506,859
	Societe BIC SA	134,748	7,832,706
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	169,541
	Societe Generale SA	1,253,453	41,870,247
	Societe Marseillaise du Tunnel Prado-Carenage SA	7,728	219,378
	Societe pour l’Informatique Industrielle	3,092	140,815
*	Sodexo SA	124,874	12,148,900
*	Sodexo SA, Sponsored ADR	3,640	70,980
	Sodexo SA	8,908	865,002
*	SOITEC	84,835	22,587,483
#*	Solocal Group	354,103	535,549
	Somfy SA	26,652	5,232,250
	Sopra Steria Group SACA	84,150	16,545,280
	SPIE SA	528,299	12,846,672

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Stef SA	22,404	$2,804,196
	STMicroelectronics NV	1,220,478	57,946,818
	STMicroelectronics NV	269,667	12,846,936
	Suez SA	786,262	17,900,278
	Sword Group	21,677	1,058,988
	Synergie SE	44,846	2,070,109
*	Technicolor SA	11,961	38,339
*	Technip Energies NV	142,853	2,198,563
	Teleperformance	179,034	74,784,588
	Television Francaise 1	296,203	3,171,106
	Thales SA	237,033	21,873,047
	Thermador Groupe	12,191	1,385,873
	Tikehau Capital SCA	6,539	194,714
	Total Gabon	1,070	167,388
	TotalEnergies SE, Sponsored ADR	217,523	10,900,078
	TotalEnergies SE	1,973,714	98,833,628
	Trigano SA	45,634	8,566,103
#*	Ubisoft Entertainment SA	310,134	16,239,788
	Union Financiere de France BQE SA	6,272	131,915
	Valeo	871,389	25,603,202
*	Vallourec SA	221,857	1,773,532
	Veolia Environnement SA	494,659	16,155,054
Ω	Verallia SA	43,963	1,627,624
*	Verimatrix SA	5,620	8,041
	Vetoquinol SA	1,108	189,482
	Vicat SA	84,188	3,593,036
	VIEL & Cie SA	67,783	463,269
	Vilmorin & Cie SA	35,892	2,282,116
#	Vinci SA	569,425	60,877,336
	Virbac SA	15,193	7,700,610
#	Vivendi SE	300,594	3,872,423
*	Vranken-Pommery Monopole SA	8,008	162,892
	Wavestone	9,311	512,758
*Ω	Worldline SA	285,268	16,635,731
*Ω	X-Fab Silicon Foundries SE	110,002	1,098,604

TOTAL FRANCE			2,714,705,301

GERMANY — (6.4%)
	1&1 AG	151,109	4,398,026
#	7C Solarparken AG	8,377	40,501
	Aareal Bank AG	317,361	10,144,566
	Adesso SE	3,631	809,665
	Adidas AG	133,607	43,729,733
*	ADVA Optical Networking SE	210,006	2,784,206
	AIXTRON SE	65,650	1,559,170
	All for One Group SE	3,921	309,333
	Allgeier SE	18,167	595,446
	Allianz SE	276,267	64,152,055
	Allianz SE, Sponsored ADR	186,523	4,331,064
	Amadeus Fire AG	12,392	2,863,029
	Aroundtown SA	1,633,511	11,352,103
	Atoss Software AG	6,582	1,489,437
#*Ω	Aumann AG	3,278	61,448
	Aurubis AG	197,548	17,022,681
	BASF SE	408,835	29,425,344
	Basler AG	17,190	3,168,549
#*	Bauer AG	79,806	1,038,181
	Bayer AG	1,277,637	72,004,622
	Bayerische Motoren Werke AG	951,135	96,098,876

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	BayWa AG	68,611	$2,902,442
	Bechtle AG	261,519	19,617,518
Ω	Befesa SA	73,885	5,497,016
	Beiersdorf AG	39,299	4,178,796
	Bertrandt AG	25,455	1,660,435
	bet-at-home.com AG	12,987	265,345
*	Bijou Brigitte AG	15,233	434,856
	Bilfinger SE	145,266	5,105,360
#*	Borussia Dortmund GmbH & Co. KGaA	518,015	2,858,561
	Brenntag SE	415,503	39,530,232
	CANCOM SE	99,091	6,850,648
	Carl Zeiss Meditec AG	23,728	4,778,587
*	CECONOMY AG	768,684	3,750,363
	CENIT AG	41,308	693,416
	Cewe Stiftung & Co. KGAA	48,896	6,832,626
*	Commerzbank AG	3,419,423	24,971,631
	CompuGroup Medical SE & Co. KgaA	105,941	8,855,713
*	Continental AG	271,300	31,897,121
#*	Corestate Capital Holding SA	17,872	210,876
Ω	Covestro AG	658,500	42,169,427
	CropEnergies AG	128,768	1,848,381
*	CTS Eventim AG & Co. KGaA	171,787	12,494,160
	Daimler AG	1,688,994	167,653,626
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	199,371
*Ω	Delivery Hero SE	10,574	1,318,842
*	Delticom AG	5,449	52,948
	Dermapharm Holding SE	32,365	3,255,357
*	Deutsche Bank AG	1,874,241	24,075,202
*	Deutsche Bank AG	1,555,232	19,938,074
	Deutsche Beteiligungs AG	85,573	3,954,165
	Deutsche Boerse AG	200,488	33,282,423
	Deutsche EuroShop AG	150,235	3,057,904
#*	Deutsche Lufthansa AG	895,074	5,916,898
Ω	Deutsche Pfandbriefbank AG	768,867	9,539,990
	Deutsche Post AG	955,495	59,151,807
	Deutsche Telekom AG, Sponsored ADR	48,385	901,896
	Deutsche Telekom AG	5,639,652	104,881,456
*	Deutz AG	831,180	6,966,568
	DIC Asset AG	190,390	3,342,029
	DMG Mori AG	23,446	1,138,890
	Dr Hoenle AG	14,287	690,397
	Draegerwerk AG & Co. KGaA	15,422	1,149,802
	Duerr AG	173,386	7,858,364
Ω	DWS Group GmbH & Co. KGaA	2,908	125,787
	E.ON SE	3,025,939	38,368,300
	Eckert & Ziegler Strahlen- und Medizintechnik AG	58,290	8,728,179
*	EDAG Engineering Group AG	16,434	221,289
#*	ElringKlinger AG	161,473	2,281,215
	Encavis AG	151,916	3,183,540
	Energiekontor AG	10,435	941,402
	Evonik Industries AG	329,910	10,689,348
*	Evotec SE	34,151	1,655,467
	Fielmann AG	92,825	6,121,226
	First Sensor AG	8,110	412,301
#*	flatexDEGIRO AG	108,060	2,454,649
*	Francotyp-Postalia Holding AG, Class A	22,684	76,919
*	Fraport AG Frankfurt Airport Services Worldwide	134,696	9,640,392
	Freenet AG	884,555	22,781,925
	Fresenius Medical Care AG & Co. KGaA, ADR	30,888	1,026,408

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Fresenius Medical Care AG & Co. KGaA	529,867	$35,198,570
	Fresenius SE & Co. KGaA	826,614	37,572,702
	FUCHS PETROLUB SE	73,556	2,709,912
	GEA Group AG	281,672	13,872,675
#	Gerresheimer AG	196,104	17,993,062
*	Gesco AG	29,514	805,069
	GFT Technologies SE	129,427	6,103,269
*	Global Fashion Group SA	6,038	54,369
	Grand City Properties SA	227,350	5,823,264
*	H&R GmbH & Co. KGaA	71,325	735,757
	Hamburger Hafen und Logistik AG	196,130	4,399,761
	Hannover Rueck SE	52,972	9,671,833
#Ω	Hapag-Lloyd AG	59,181	12,733,154
	Hawesko Holding AG	1,743	118,313
	HeidelbergCement AG	261,280	19,675,669
*	Heidelberger Druckmaschinen AG	1,930,070	4,962,760
#	Hella GmbH & Co. KGaA	113,380	7,864,036
*	HelloFresh SE	153,939	12,475,041
	Henkel AG & Co. KGaA	35,273	2,945,729
*	Highlight Communications AG	42,880	196,575
	Hochtief AG	24,867	1,918,495
#*	HolidayCheck Group AG	169,393	530,749
	Hornbach Baumarkt AG	42,846	1,925,744
	Hornbach Holding AG & Co. KGaA	39,021	4,934,495
	Hugo Boss AG	248,337	15,550,171
*	Hypoport SE	7,643	4,705,283
	Indus Holding AG	85,358	3,358,510
	Infineon Technologies AG	642,327	30,081,030
	Infineon Technologies AG, ADR	186,129	8,744,340
Ω	Instone Real Estate Group AG	75,966	2,002,627
	IVU Traffic Technologies AG	28,301	660,920
	Jenoptik AG	103,245	3,952,011
Ω	JOST Werke AG	742	43,006
*	K+S AG	982,625	16,932,861
	KION Group AG	395,284	43,176,376
*	Kloeckner & Co. SE	363,508	4,883,934
	Knorr-Bremse AG	21,862	2,307,359
*	Koenig & Bauer AG	72,821	2,569,528
	Krones AG	42,754	4,405,998
	KSB SE & Co. KGaA	267	137,081
	KWS Saat SE & Co. KGaA	24,053	2,053,260
	Lanxess AG	509,917	34,359,411
	LEG Immobilien SE	170,512	25,362,471
	Leifheit AG	29,884	1,199,207
*	Leoni AG	120,123	1,864,800
#	LPKF Laser & Electronics AG	27,049	599,862
#*	Manz AG	14,371	751,147
*	Mediclin AG	12,692	60,205
*	Medigene AG	16,352	67,861
*	Medios AG	309	13,045
	Merck KGaA	89,940	21,255,048
	METRO AG	1,116,541	14,114,340
	MLP SE	224,130	2,160,782
	MTU Aero Engines AG	62,570	13,936,684
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106,586	31,558,656
*	Nagarro SE	19,006	3,823,749
	Nemetschek SE	229,249	26,321,586
	New Work SE	11,809	2,882,800
	Nexus AG	14,537	1,269,842

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Nordex SE	405,739	$7,456,391
	Norma Group SE	227,204	9,760,923
	OHB SE	34,731	1,521,539
	Patrizia AG	183,508	5,071,257
	Pfeiffer Vacuum Technology AG	41,426	10,340,585
	PNE AG	359,080	3,467,435
*	Progress-Werk Oberkirch AG	5,595	173,107
	ProSiebenSat.1 Media SE	698,671	11,703,254
	PSI Software AG	14,023	676,872
	Puma SE	84,873	10,528,481
	Puma SE	28,540	3,540,382
*	PVA TePla AG	19,997	911,729
*	q.beyond AG	662,612	1,529,374
*	QIAGEN NV	147,931	8,151,430
*	R Stahl AG	4,599	119,255
	Rational AG	9,987	9,912,565
	Rheinmetall AG	274,085	26,593,618
	RTL Group SA	143,322	8,278,029
	RWE AG	733,423	28,230,663
#	S&T AG	153,317	3,684,235
*	SAF-Holland SE	256,148	3,558,202
*	Salzgitter AG	196,001	7,191,271
	SAP SE, Sponsored ADR	52,887	7,656,980
	SAP SE	289,878	41,977,548
Ω	Scout24 AG	127,221	8,860,438
	Secunet Security Networks AG	5,074	2,663,449
*	SGL Carbon SE	79,222	757,590
	Siemens AG, Sponsored ADR	63,609	5,196,219
	Siemens AG	239,359	38,915,437
*	Siemens Energy AG	344,228	9,879,544
Ω	Siemens Healthineers AG	148,051	9,846,268
#	Siltronic AG	92,377	14,411,751
*	Sixt SE	89,285	15,393,825
#	SMA Solar Technology AG	15,662	828,094
	Softing AG	10,451	82,223
	Software AG	124,078	5,103,135
	Stabilus SA	66,125	4,965,556
	STRATEC SE	9,215	1,471,717
	Stroeer SE & Co. KGaA	135,812	11,518,082
	Suedzucker AG	363,460	5,765,974
*	SUESS MicroTec SE	71,689	1,885,244
	Surteco Group SE	34,391	1,463,227
	Symrise AG, Class A	185,942	25,719,886
	Syzygy AG	4,986	36,353
	TAG Immobilien AG	445,837	13,545,006
	Takkt AG	172,706	2,822,163
*	Talanx AG	163,192	7,847,939
*Ω	TeamViewer AG	142,862	2,132,254
	Technotrans SE	44,155	1,305,744
	Telefonica Deutschland Holding AG	4,982,918	12,982,584
*	thyssenkrupp AG	1,679,076	17,478,639
	Traffic Systems SE	9,711	506,919
	Uniper SE	341,128	15,080,116
	United Internet AG	458,612	16,922,954
#*	va-Q-tec AG	1,952	61,839
#	Varta AG	46,006	7,089,860
	VERBIO Vereinigte BioEnergie AG	105,064	8,353,738
*	Vitesco Technologies Group AG, Class A	54,260	3,111,138
	Volkswagen AG	83,331	27,090,728

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Vonovia SE	361,560	$21,933,253
	Vossloh AG	35,682	1,911,985
	Wacker Chemie AG	105,551	19,073,792
	Wacker Neuson SE	170,725	5,604,116
	Washtec AG	53,160	3,459,313
#*	Westwing Group AG	26,574	833,530
	Wuestenrot & Wuerttembergische AG	98,689	2,055,685
*Ω	Zalando SE	122,653	11,588,324
	Zeal Network SE	42,985	1,888,961
*	zooplus AG	7,127	3,941,881

TOTAL GERMANY			2,279,624,293

HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	10,902,900	282,744
	Aeon Credit Service Asia Co. Ltd.	28,000	18,051
	AIA Group Ltd.	10,843,200	121,519,838
	Allied Group Ltd.	1,570,000	577,263
	APAC Resources Ltd.	271,695	45,342
#*	Apollo Future Mobility Group Ltd.	2,324,000	160,826
*	Applied Development Holdings Ltd.	765,000	9,965
*	Arts Optical International Holdings Ltd.	52,000	4,627
	Asia Financial Holdings Ltd.	400,000	178,607
	Asia Standard International Group Ltd.	2,185,561	257,380
*	Asiasec Properties Ltd.	299,000	62,589
	ASM Pacific Technology Ltd.	1,039,600	11,248,895
	Associated International Hotels Ltd.	79,000	131,522
	Bank of East Asia Ltd.	2,395,685	3,934,360
*	Blue River Holdings Ltd.	4,564,478	144,317
Ω	BOC Aviation Ltd.	1,116,100	9,766,737
	BOC Hong Kong Holdings Ltd.	3,517,500	11,146,410
	BOCOM International Holdings Co. Ltd.	415,000	93,011
	BOE Varitronix Ltd.	3,064,000	3,437,388
††	Brightoil Petroleum Holdings Ltd.	7,912,171	286,061
Ω	Budweiser Brewing Co. APAC Ltd.	418,900	1,148,960
	Build King Holdings Ltd.	860,000	109,431
	Cafe de Coral Holdings Ltd.	2,038,000	3,718,905
#*	Cathay Pacific Airways Ltd.	8,694,180	8,020,872
*	Century City International Holdings Ltd.	3,792,000	212,460
#	CGN Mining Co. Ltd.	2,945,000	385,429
	Chen Hsong Holdings	360,000	108,493
	Cheuk Nang Holdings Ltd.	124,488	41,372
	Chevalier International Holdings Ltd.	130,276	162,945
#*	China Best Group Holding Ltd.	1,047,000	54,626
*	China Display Optoelectronics Technology Holdings Ltd.	2,472,000	190,219
*	China Energy Development Holdings Ltd.	32,700,000	714,563
	China Motor Bus Co. Ltd.	6,800	91,799
*††	China Smarter Energy Group Holdings Ltd.	1,462,000	5,778
*††	China Solar Energy Holdings Ltd.	1,033,500	4,483
#*	China Star Entertainment Ltd.	8,376,000	1,141,086
*	China Strategic Holdings Ltd.	85,375,000	537,828
	China Tonghai International Financial Ltd.	210,000	5,405
	Chinese Estates Holdings Ltd.	1,705,000	821,896
*	Chong Kin Group Holdings Ltd.	416,000	31,578
	Chow Sang Sang Holdings International Ltd.	1,508,000	2,142,380
	Chow Tai Fook Jewellery Group Ltd.	3,484,800	7,107,596
	Chuang’s China Investments Ltd.	6,774,219	333,707
	Chuang’s Consortium International Ltd.	4,671,553	522,379
	CITIC Telecom International Holdings Ltd.	10,719,000	3,797,500
	CK Asset Holdings Ltd.	2,073,124	12,805,800

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CK Hutchison Holdings Ltd.	2,159,908	$14,480,930
	CK Infrastructure Holdings Ltd.	947,045	5,709,728
#	CK Life Sciences Int’l Holdings, Inc.	6,910,000	646,593
	CLP Holdings Ltd.	1,149,000	11,249,767
	CNQC International Holdings Ltd.	245,000	21,667
	CNT Group Ltd.	814,000	41,351
	Convenience Retail Asia Ltd.	122,000	12,060
#*	Cowell e Holdings, Inc.	51,000	39,658
Ω	Crystal International Group Ltd.	455,000	144,976
	CSI Properties Ltd.	27,084,200	769,539
	Dah Sing Banking Group Ltd.	2,662,502	2,547,338
	Dah Sing Financial Holdings Ltd.	1,050,444	3,256,126
	Dickson Concepts International Ltd.	404,500	208,851
	Dynamic Holdings Ltd.	42,000	63,639
	Eagle Nice International Holdings Ltd.	1,394,000	824,351
	EC Healthcare	793,000	1,140,623
	EcoGreen International Group Ltd.	468,240	101,880
*	Emperor Capital Group Ltd.	19,950,000	294,438
	Emperor Entertainment Hotel Ltd.	2,565,000	305,612
	Emperor International Holdings Ltd.	6,568,416	914,135
	Emperor Watch & Jewellery Ltd.	17,370,000	400,980
*	ENM Holdings Ltd.	2,608,000	204,137
*	Esprit Holdings Ltd.	11,483,469	984,271
*	Eternity Investment Ltd.	520,000	14,687
	EuroEyes International Eye Clinic Ltd.	10,000	12,738
	Fairwood Holdings Ltd.	267,000	566,662
	Far East Consortium International Ltd.	7,667,314	2,528,424
	First Pacific Co. Ltd.	10,613,756	4,239,755
*	First Shanghai Investments Ltd.	11,440,000	373,746
#*Ω	Fosun Tourism Group	107,000	133,277
	Fountain SET Holdings Ltd.	8,828,000	1,582,823
	Four Seas Mercantile Holdings Ltd.	36,000	13,370
*	Freeman Fintech Corp. Ltd.	6,722,000	14,601
	FSE Lifestyle Services Ltd.	184,000	157,310
*	Galaxy Entertainment Group Ltd.	371,000	1,996,248
*	GBA Holdings Ltd.	15,680,000	20,153
	GDH Guangnan Holdings Ltd.	1,986,000	173,390
*	Genting Hong Kong Ltd.	1,044,000	92,122
	Get Nice Financial Group Ltd.	798,824	78,337
	Giordano International Ltd.	7,848,000	1,531,251
	Glorious Sun Enterprises Ltd.	1,763,000	185,753
	Gold Financial Holdings Ltd.	2,104,000	0
*	Gold Peak Industries Holdings Ltd.	605,000	50,032
	Golden Resources Development International Ltd.	924,000	66,438
*††	Good Resources Holdings Ltd.	3,150,000	6,437
#*	Goodbaby International Holdings Ltd.	3,517,000	510,628
*	GR Properties Ltd.	1,290,000	165,570
	Great Eagle Holdings Ltd.	616,900	1,697,334
*	G-Resources Group Ltd.	6,497,820	2,460,936
	Guoco Group Ltd.	26,000	303,825
	Guotai Junan International Holdings Ltd.	14,634,000	2,122,967
	Haitong International Securities Group Ltd.	16,172,139	3,717,403
	Hang Lung Group Ltd.	2,829,000	6,624,246
	Hang Lung Properties Ltd.	5,508,000	12,783,260
#	Hang Seng Bank Ltd.	935,500	17,777,241
	Hanison Construction Holdings Ltd.	909,496	156,141
#	Harbour Centre Development Ltd.	158,000	141,640
	Henderson Land Development Co. Ltd.	2,398,284	10,042,047
	HK Electric Investments & HK Electric Investments Ltd.	3,512,000	3,499,635

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	HKBN Ltd.	2,945,000	$3,528,471
	HKR International Ltd.	4,227,638	1,686,876
	HKT Trust & HKT Ltd.	12,105,000	16,426,883
	Hon Kwok Land Investment Co. Ltd.	234,000	93,266
	Hong Kong & China Gas Co. Ltd.	3,381,586	5,253,398
*	Hong Kong ChaoShang Group Ltd.	104,000	11,927
	Hong Kong Exchanges & Clearing Ltd.	814,018	49,037,833
	Hong Kong Ferry Holdings Co. Ltd.	123,000	87,151
	Hong Kong Technology Venture Co. Ltd.	342,000	514,732
*	Hongkong & Shanghai Hotels Ltd.	1,829,226	1,663,788
	Hongkong Chinese Ltd.	3,741,143	289,293
#Ω	Honma Golf Ltd.	558,000	249,175
††	Hsin Chong Group Holdings Ltd.	7,804,000	65,798
	Huasheng International Holding Ltd.	152,000	24,735
	Hung Hing Printing Group Ltd.	1,234,524	201,823
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,408,000	1,342,519
Ω	Hygeia Healthcare Holdings Co. Ltd.	88,000	772,530
	Hysan Development Co. Ltd.	1,386,215	4,812,339
*	I-CABLE Communications Ltd.	3,141,153	27,453
	IGG, Inc.	4,125,000	3,835,314
*	Imagi International Holdings Ltd.	1,098,799	101,395
	International Housewares Retail Co. Ltd.	1,170,000	406,148
*	IPE Group Ltd.	2,010,000	244,797
*	IRC Ltd.	24,270,000	774,743
*	ITC Properties Group Ltd.	677,994	90,494
	Johnson Electric Holdings Ltd.	2,434,826	5,389,388
Ω	JS Global Lifestyle Co. Ltd.	1,164,500	2,156,503
	K Wah International Holdings Ltd.	667,000	266,809
*	Kader Holdings Co. Ltd.	100,000	5,598
*	Kam Hing International Holdings Ltd.	74,000	3,858
	Karrie International Holdings Ltd.	1,878,000	381,215
	Kerry Logistics Network Ltd.	2,720,291	6,596,146
	Kerry Properties Ltd.	2,558,583	7,232,344
	Kingmaker Footwear Holdings Ltd.	1,152,000	128,854
#*	Kingston Financial Group Ltd.	8,261,000	650,220
	Kowloon Development Co. Ltd.	2,003,000	2,371,325
*	KuangChi Science Ltd.	4,909,000	144,936
*	Lai Sun Development Co. Ltd.	1,819,480	955,044
	Lam Soon Hong Kong Ltd.	12,000	23,973
*	Landing International Development Ltd.	5,724,000	176,310
	Landsea Green Properties Co. Ltd.	584,000	36,783
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	40,262
*	Lerado Financial Group Co. Ltd.	740,000	3,208
*††	Lerthai Group Ltd.	38,000	1,630
#*	Lifestyle International Holdings Ltd.	1,961,500	1,026,493
	Lippo China Resources Ltd.	12,586,000	205,318
	Lippo Ltd.	236,000	82,978
	Liu Chong Hing Investment Ltd.	950,000	976,767
	L’Occitane International SA	2,236,500	7,999,295
	Luk Fook Holdings International Ltd.	1,844,000	5,025,606
	Lung Kee Bermuda Holdings	432,000	202,004
*	Magnificent Hotel Investment Ltd.	4,616,000	68,538
	Man Wah Holdings Ltd.	9,944,400	15,390,364
*	Mason Group Holdings Ltd.	42,923,200	132,618
	Master Glory Group Ltd.	807,080	5,062
#	MECOM Power & Construction Ltd.	90,000	41,629
*	Melco International Development Ltd.	2,305,000	2,993,750
*	Melco Resorts & Entertainment Ltd., ADR	47,606	515,573
*	Midland Holdings Ltd.	1,342,364	194,240

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Ming Fai International Holdings Ltd.	542,000	$34,572
	Miramar Hotel & Investment	505,000	847,727
	Modern Dental Group Ltd.	566,000	480,083
*	Mongolian Mining Corp.	168,000	45,392
	MTR Corp. Ltd.	946,632	5,163,984
	NagaCorp Ltd.	7,978,000	7,322,492
	Nameson Holdings Ltd.	1,670,000	115,279
	National Electronics Hldgs	61,600	8,493
*††	National United Resources Holdings Ltd.	3,320,000	11,350
*	Neo-Neon Holdings Ltd.	4,877,000	300,288
	New World Development Co. Ltd.	3,322,284	14,410,171
#*	NewOcean Energy Holdings Ltd.	4,088,000	139,562
#	Nissin Foods Co. Ltd.	181,000	134,721
#	NWS Holdings Ltd.	5,638,221	5,598,955
	Orient Overseas International Ltd.	277,000	5,092,884
	Oriental Watch Holdings	1,981,793	1,053,681
#*	Oshidori International Holdings Ltd.	17,547,000	1,257,243
††	Pacific Andes International Holdings Ltd.	11,918,411	41,972
	Pacific Basin Shipping Ltd.	26,765,000	12,352,220
*	Pacific Century Premium Developments Ltd.	2,508,004	205,935
	Pacific Textiles Holdings Ltd.	5,393,000	2,693,324
*	Paliburg Holdings Ltd.	928,790	241,823
*	Paradise Entertainment Ltd.	1,284,000	145,269
	PC Partner Group Ltd.	858,000	1,086,376
	PCCW Ltd.	21,037,308	10,830,622
#††	Peace Mark Holdings Ltd.	232,000	0
*	Pegasus International Holdings Ltd.	82,000	8,385
	Perfect Medical Health Management Ltd.	1,380,000	1,046,512
	Pico Far East Holdings Ltd.	3,380,000	559,584
	Playmates Holdings Ltd.	3,856,000	402,454
	Plover Bay Technologies Ltd.	904,000	328,270
	Power Assets Holdings Ltd.	1,832,500	11,198,960
	Prada SpA	938,600	5,916,048
*	PT International Development Co. Ltd.	4,432,550	193,798
	Public Financial Holdings Ltd.	1,466,000	461,373
#*Ω	Razer, Inc.	1,882,000	452,056
#*	Regal Hotels International Holdings Ltd.	1,611,400	658,813
Ω	Regina Miracle International Holdings Ltd.	982,000	466,603
*	Renco Holdings Group Ltd.	32,000	504
#*	Sa Sa International Holdings Ltd.	421,951	92,196
*	Samson Holding Ltd.	196,000	5,738
*Ω	Samsonite International SA	2,551,500	5,488,302
*	Sands China Ltd.	226,000	515,093
	SAS Dragon Holdings Ltd.	1,306,000	768,566
#	SEA Holdings Ltd.	929,918	667,394
*	Shangri-La Asia Ltd.	3,846,166	3,128,621
	Shenwan Hongyuan HK Ltd.	2,220,000	279,511
*	Shun Ho Property Investments Ltd.	70,224	11,288
*	Shun Tak Holdings Ltd.	15,070,250	4,119,767
*	Sincere Watch Hong Kong Ltd.	1,370,000	8,872
	Sing Tao News Corp. Ltd.	892,000	73,540
#	Singamas Container Holdings Ltd.	7,412,000	872,826
#	Sino Land Co. Ltd.	8,579,326	11,276,536
#	SITC International Holdings Co. Ltd.	6,553,000	22,148,097
#*	SJM Holdings Ltd.	7,223,699	5,372,406
	SmarTone Telecommunications Holdings Ltd.	2,726,430	1,590,162
	Soundwill Holdings Ltd.	466,500	465,218
*	South China Holdings Co. Ltd.	2,720,000	30,841
	Stella International Holdings Ltd.	1,853,500	2,214,460

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	Summit Ascent Holdings Ltd.	1,440,000	$91,700
	Sun Hung Kai & Co. Ltd.	3,702,787	1,923,637
	Sun Hung Kai Properties Ltd.	839,511	11,130,508
#	SUNeVision Holdings Ltd.	916,000	841,018
	Swire Pacific Ltd., Class A	1,452,500	9,131,269
	Swire Pacific Ltd., Class B	2,557,500	2,686,635
	Swire Properties Ltd.	865,050	2,319,170
#	TAI Cheung Holdings Ltd.	1,069,000	670,403
	Tai Hing Group Holdings Ltd.	360,000	70,689
	Tai Sang Land Development Ltd.	145,523	76,592
#	Tan Chong International Ltd.	372,000	96,668
	Tao Heung Holdings Ltd.	795,000	89,753
	Techtronic Industries Co. Ltd.	2,062,000	42,364,307
*	Television Broadcasts Ltd.	1,503,200	1,168,908
	Texhong Textile Group Ltd.	152,500	227,551
	Texwinca Holdings Ltd.	3,674,000	752,372
*	Theme International Holdings Ltd.	4,435,000	541,903
	Tradelink Electronic Commerce Ltd.	2,376,000	341,677
#	Transport International Holdings Ltd.	1,100,075	1,861,332
*	Trendzon Holdings Group Ltd.	144,000	17,953
	United Laboratories International Holdings Ltd.	4,923,500	3,127,500
††	Untrade Convoy	23,823,171	95,838
††	Untrade CW Group Holdings	1,730,500	9,631
††	Untrade Mh Development NPV	564,000	15,766
††	Untrade.Burwill	9,641,600	16,481
*††	Up Energy Development Group Ltd.	2,252,000	7,004
*	Value Convergence Holdings Ltd.	1,880,000	99,695
	Value Partners Group Ltd.	5,970,000	3,056,131
	Vanke Overseas Investment Holding Co. Ltd.	123,000	38,289
	Vedan International Holdings Ltd.	1,404,000	142,461
#	Vitasoy International Holdings Ltd.	2,490,000	6,002,061
#*	Vobile Group Ltd.	260,000	228,761
#Ω	VPower Group International Holdings Ltd.	1,984,506	387,853
	VSTECS Holdings Ltd.	4,897,200	4,621,464
	VTech Holdings Ltd.	665,000	5,120,807
	Wai Kee Holdings Ltd.	384,000	184,539
	Wang On Group Ltd.	59,600,000	558,779
*	Wealthking Investments Ltd.	1,516,000	141,355
Ω	WH Group Ltd.	30,637,734	21,477,479
	Wharf Real Estate Investment Co. Ltd.	1,476,750	8,341,065
	Wing On Co. International Ltd.	123,137	283,063
#	Wing Tai Properties Ltd.	462,000	249,613
*	Xingye Alloy Materials Group Ltd.	279,000	39,998
	Xinyi Glass Holdings Ltd.	9,644,000	27,176,260
	YGM Trading Ltd.	52,000	12,171
	YTO Express Holdings Ltd.	480,000	206,247
*	Yue Yuen Industrial Holdings Ltd.	4,554,000	9,666,825
#	Zensun Enterprises Ltd.	501,001	284,722
*	Zhaobangji Properties Holdings Ltd.	384,000	23,937

TOTAL HONG KONG			799,151,074

IRELAND — (0.8%)
*	AIB Group PLC	2,475,344	6,699,461
*	Bank of Ireland Group PLC	4,969,107	29,601,897
	Cairn Homes PLC	653,034	847,789
	CRH PLC	495,976	23,734,347
	CRH PLC, Sponsored ADR	1,061,426	50,884,763
	CRH PLC	71,685	3,429,244
*	Dalata Hotel Group PLC	151,919	649,844

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*	Datalex PLC	15,269	$15,707
*	FBD Holdings PLC	18,709	167,839
*	FBD Holdings PLC	61,507	586,026
*	Flutter Entertainment PLC	1,510	285,853
#*	Flutter Entertainment PLC	150,607	28,420,508
	Glanbia PLC	477,154	7,792,446
	Glanbia PLC	74,909	1,213,923
*Ω	Glenveagh Properties PLC	927,076	1,168,974
*	Irish Continental Group PLC	459,877	2,260,977
	Kerry Group PLC, Class A	1,264	169,602
	Kerry Group PLC, Class A	76,886	10,449,333
	Kingspan Group PLC	602,633	69,378,104
	Kingspan Group PLC	19,320	2,193,829
*	Permanent TSB Group Holdings PLC	16,626	30,728
	Smurfit Kappa Group PLC	810,986	42,509,124

TOTAL IRELAND			282,490,318

ISRAEL — (0.9%)
#*	Abra Information Technologies Ltd.	19,136	25,158
	Adgar Investment & Development Ltd.	6,001	13,791
	Afcon Holdings Ltd.	717	43,403
*	AFI Properties Ltd.	50,056	2,599,886
	Africa Israel Residences Ltd.	1,203	65,623
*	Airport City Ltd.	195,697	3,735,892
	Albaad Massuot Yitzhak Ltd.	721	9,769
#*	Allot Ltd.	48,893	723,273
#	Alony Hetz Properties & Investments Ltd.	128,905	2,110,497
#*	Alrov Properties & Lodgings Ltd.	26,719	1,469,726
	Amot Investments Ltd.	347,422	2,655,577
	Arad Ltd.	3,232	48,254
	Ashtrom Group Ltd.	75,368	1,762,306
#	Atreyu Capital Markets Ltd.	5,542	100,670
	AudioCodes Ltd.	10,552	367,363
	AudioCodes Ltd.	29,765	1,054,872
	Aura Investments Ltd.	198,906	294,600
	Automatic Bank Services Ltd.	2,719	20,854
#*	Avgol Industries 1953 Ltd.	277,423	266,995
*	Azorim-Investment Development & Construction Co. Ltd.	208,559	932,186
#	Azrieli Group Ltd.	27,826	2,602,380
	Bank Hapoalim BM	974,648	9,599,270
#	Bank Leumi Le-Israel BM	2,347,288	22,426,848
*	Bet Shemesh Engines Holdings 1997 Ltd.	4,555	114,696
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,810,454	4,779,686
	Big Shopping Centers Ltd.	14,612	2,191,543
*	BioLine RX Ltd.	391,980	73,420
	Blue Square Real Estate Ltd.	15,080	1,166,806
*	Brack Capital Properties NV	6,273	732,193
*	Camtek Ltd.	19,118	767,903
	Carasso Motors Ltd.	82,131	482,472
*	Cellcom Israel Ltd.	330,246	1,249,653
*	Cellcom Israel Ltd.	48,866	182,612
*	Ceragon Networks Ltd.	99,230	348,297
*	Clal Insurance Enterprises Holdings Ltd.	173,121	4,277,469
*	Compugen Ltd.	18,025	114,260
	Danel Adir Yeoshua Ltd.	14,321	3,029,257
	Delek Automotive Systems Ltd.	182,984	2,395,808
*	Delek Group Ltd.	34,093	2,839,439
	Delta Galil Industries Ltd.	50,883	2,612,930
	Dor Alon Energy in Israel 1988 Ltd.	2,203	63,163

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Duniec Brothers Ltd.	3,211	$178,559
#	Elbit Systems Ltd.	34,092	5,373,974
	Elbit Systems Ltd.	2,033	322,861
#	Electra Consumer Products 1970 Ltd.	60,059	2,822,135
	Electra Ltd.	8,110	5,344,035
	Electra Real Estate Ltd.	10,242	159,665
*	Elron Electronic Industries Ltd.	2,434	10,176
#	Energix-Renewable Energies Ltd.	317,806	1,495,780
#*	Enlight Renewable Energy Ltd.	743,484	1,832,930
*	Equital Ltd.	110,308	3,390,207
*	Evogene Ltd.	21,090	55,045
#	First International Bank of Israel Ltd.	274,205	10,996,464
	FMS Enterprises Migun Ltd.	12,396	401,081
	Formula Systems 1985 Ltd.	52,629	5,668,840
	Fox Wizel Ltd.	52,929	7,300,179
#	Freshmarket Ltd.	24,488	107,265
	Gav-Yam Lands Corp. Ltd.	272,020	3,237,547
	Gilat Satellite Networks Ltd.	84,839	702,175
#	Hadera Paper Ltd.	15,841	1,266,419
	Harel Insurance Investments & Financial Services Ltd.	693,997	7,759,052
	Hilan Ltd.	67,051	3,716,799
	ICL Group Ltd.	832,868	7,137,674
	IDI Insurance Co. Ltd.	32,667	1,313,426
	IES Holdings Ltd.	1,613	140,852
	Ilex Medical Ltd.	2,596	94,327
#	Inrom Construction Industries Ltd.	247,150	1,270,069
	Isracard Ltd.	224,322	901,678
#	Israel Canada T.R Ltd.	159,209	768,388
*	Israel Discount Bank Ltd., Class A	2,037,085	12,308,532
#	Israel Land Development - Urban Renewal Ltd.	69,070	978,423
	Isras Investment Co. Ltd.	1,803	402,807
*	Issta Lines Ltd.	3,561	90,324
#*	Kamada Ltd.	38,092	217,872
#	Kardan Real Estate Enterprise & Development Ltd.	21,391	30,963
	Kenon Holdings Ltd.	53,095	2,131,425
	Kerur Holdings Ltd.	22,445	675,855
	Klil Industries Ltd.	5,014	463,276
	Levinstein Properties Ltd.	453	12,278
#	M Yochananof & Sons Ltd.	3,231	223,030
	Magic Software Enterprises Ltd.	25,255	550,054
#	Magic Software Enterprises Ltd.	19,579	416,212
	Malam — Team Ltd.	4,324	145,486
	Matrix IT Ltd.	153,599	4,170,413
#	Maytronics Ltd.	163,546	3,865,937
	Mediterranean Towers Ltd.	186,672	583,614
	Mega Or Holdings Ltd.	38,826	1,538,002
*	Mehadrin Ltd.	2,358	137,832
	Meitav Dash Investments Ltd.	120,280	650,532
#*	Melisron Ltd.	45,292	3,833,063
	Menora Mivtachim Holdings Ltd.	146,516	3,389,564
	Migdal Insurance & Financial Holdings Ltd.	1,884,476	3,206,984
#	Mivne Real Estate KD Ltd.	544,749	1,986,096
	Mivtach Shamir Holdings Ltd.	25,529	918,572
	Mizrahi Tefahot Bank Ltd.	490,914	17,861,903
#*	Naphtha Israel Petroleum Corp. Ltd.	242,108	1,500,524
	Nawi Brothers Ltd.	77,017	685,288
*	Neto Malinda Trading Ltd.	6,272	195,355
	Neto ME Holdings Ltd.	10,746	531,789
*	Nice Ltd., Sponsored ADR	41,873	11,850,896

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Nova Ltd.	89,747	$9,583,510
	Novolog Ltd.	27,375	25,291
	NR Spuntech Industries Ltd.	42,322	110,648
*	Oil Refineries Ltd.	9,517,797	2,575,350
	One Software Technologies Ltd.	5,880	100,609
#*	OPC Energy Ltd.	37,738	395,022
	Palram Industries 1990 Ltd.	7,278	124,400
*	Partner Communications Co. Ltd.	587,920	2,972,814
*	Partner Communications Co. Ltd., ADR	11,519	57,595
*	Paz Oil Co. Ltd.	38,157	4,863,255
*	Perion Network Ltd.	20,777	580,591
	Phoenix Holdings Ltd.	601,829	7,607,073
	Plasson Industries Ltd.	15,590	1,166,943
	Prashkovsky Investments & Construction Ltd.	3,007	94,789
#	Priortech Ltd.	8,459	264,589
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	32,833	2,471,938
	Sano-Brunos Enterprises Ltd.	139	15,808
	Scope Metals Group Ltd.	42,241	1,905,657
	Shapir Engineering & Industry Ltd.	343,255	2,809,770
#*	Shikun & Binui Ltd.	1,257,449	7,478,976
#	Shufersal Ltd.	549,657	4,552,281
	Strauss Group Ltd.	115,578	3,397,177
*	Summit Real Estate Holdings Ltd.	107,170	1,946,932
#	Suny Cellular Communication Ltd.	515,689	238,317
	Tadiran Group Ltd.	13,411	1,748,654
	Tel Aviv Stock Exchange Ltd.	7,119	39,014
	Telsys	815	36,002
*	Tera Light Ltd.	146,516	369,954
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,144,920	10,006,601
	Tiv Taam Holdings 1 Ltd.	54,562	168,535
*	Tower Semiconductor Ltd.	329,393	10,497,755
#*	Tower Semiconductor Ltd.	22,626	740,807
	YH Dimri Construction & Development Ltd.	7,926	569,001

TOTAL ISRAEL			309,186,961

ITALY — (2.5%)
	A2A SpA	6,090,245	12,815,992
	ACEA SpA	275,084	5,967,086
*	Aeffe SpA	148,230	430,175
#	Alerion Cleanpower SpA	4,236	117,962
	Amplifon SpA	472,490	24,044,187
Ω	Anima Holding SpA	1,473,772	7,830,801
*	Aquafil SpA	8,500	76,690
*	Arnoldo Mondadori Editore SpA	884,019	2,044,097
	Ascopiave SpA	259,519	1,057,131
#	Assicurazioni Generali SpA	1,849,911	40,282,166
#*	Atlantia SpA	524,471	10,137,173
*	Autogrill SpA	49,362	387,517
	Avio SpA	8,846	117,694
	Azimut Holding SpA	500,412	14,411,015
*	Banca Generali SpA	242,458	11,406,362
	Banca IFIS SpA	128,582	2,377,690
#	Banca Mediolanum SpA	564,964	5,693,203
#*	Banca Monte dei Paschi di Siena SpA	20,323	24,285
	Banca Popolare di Sondrio SCPA	2,465,701	10,714,745
	Banca Profilo SpA	963,146	232,606
#*Ω	Banca Sistema SpA	254,658	666,862
	Banco BPM SpA	7,714,604	23,990,807
	Banco di Desio e della Brianza SpA	100,099	370,435

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Be Shaping The Future SpA	493,691	$1,325,667
Ω	BFF Bank SpA	122,794	1,099,501
*	Biesse SpA	9,317	288,397
	BPER Banca	5,363,723	11,760,319
	Brembo SpA	476,696	6,261,229
*	Brunello Cucinelli SpA	124,188	7,534,506
	Buzzi Unicem SpA	276,063	6,438,733
	Cairo Communication SpA	269,102	563,263
Ω	Carel Industries SpA	4,129	119,151
	Cementir Holding NV	193,185	2,028,323
*	CIR SpA-Compagnie Industriali	806,871	444,553
	CNH Industrial NV	1,464,786	25,231,759
	Credito Emiliano SpA	388,991	2,951,274
#*	d’Amico International Shipping SA	1,934,518	230,668
	Danieli & C Officine Meccaniche SpA	146,471	3,164,434
#	Danieli & C Officine Meccaniche SpA	70,517	2,373,824
	Davide Campari-Milano NV	185,012	2,627,939
	De’ Longhi SpA	131,898	5,159,839
	DeA Capital SpA	542,556	838,178
#	DiaSorin SpA	80,604	18,221,658
	Digital Bros SpA	15,743	762,110
Ω	doValue SpA	25,064	240,342
*	Elica SpA	98,734	410,289
	Emak SpA	213,691	497,764
#	Enel SpA	4,863,195	40,713,608
	Eni SpA	3,060,417	43,863,243
	Eni SpA, Sponsored ADR	141,714	4,079,946
	ERG SpA	279,062	10,080,812
	Esprinet SpA	144,644	1,878,868
*	Eurotech SpA	79,018	458,608
*	Exprivia SpA	10,210	22,475
	Ferrari NV	159,399	37,823,336
	Ferrari NV	890	211,081
	Fila SpA	39,290	474,047
#*	Fincantieri SpA	1,482,879	1,166,069
#*	FinecoBank Banca Fineco SpA	980,250	18,720,609
*	FNM SpA	611,471	474,334
	Gefran SpA	13,587	177,566
#*	Geox SpA	326,092	414,031
	Gruppo MutuiOnline SpA	110,159	5,379,393
	Hera SpA	3,430,010	14,032,997
*	Illimity Bank SpA	165,982	2,619,870
#*	IMMSI SpA	1,354,153	812,775
#Ω	Infrastrutture Wireless Italiane SpA	221,483	2,446,967
*	Intek Group SpA	1,101,521	432,844
	Interpump Group SpA	226,461	16,681,581
	Intesa Sanpaolo SpA	12,320,332	35,016,551
	Iren SpA	1,875,844	5,829,532
	Italgas SpA	1,432,127	9,098,996
	Italmobiliare SpA	27,917	979,764
#*	Juventus Football Club SpA	2,199,992	1,778,891
	La Doria SpA	80,092	1,536,348
*	Leonardo SpA	1,435,712	10,534,638
	Maire Tecnimont SpA	693,536	2,988,488
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediaset NV	3,212,825	9,025,271
*	Mediobanca Banca di Credito Finanziario SpA	1,925,275	22,973,773
	Moncler SpA	459,919	33,097,788
	Openjobmetis SpA agenzia per il lavoro	34,444	458,221

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Orsero SpA	2,207	$24,105
*Ω	OVS SpA	1,543,331	4,433,251
	Pharmanutra SpA	3,965	311,806
	Piaggio & C SpA	1,782,648	5,976,039
Ω	Piovan SpA	2,034	21,023
Ω	Pirelli & C SpA	1,076,887	6,623,224
Ω	Poste Italiane SpA	840,682	12,006,476
#*	Prima Industrie SpA	25,100	554,547
	Prysmian SpA	232,175	8,778,318
Ω	RAI Way SpA	263,523	1,595,108
	Recordati Industria Chimica e Farmaceutica SpA	216,541	13,567,795
#	Reno de Medici SpA	770,310	1,293,779
	Reply SpA	68,794	13,353,143
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	601,654
	Sabaf SpA	33,323	1,072,445
	SAES Getters SpA	4,238	125,906
	SAES Getters SpA	1,311	27,010
#*	Safilo Group SpA	15,826	28,607
*	Saipem SpA	2,412,040	5,284,717
#*	Salvatore Ferragamo SpA	20,518	436,584
#*	Saras SpA	2,565,569	1,904,677
*	Servizi Italia SpA	43,557	104,915
	Sesa SpA	24,401	4,787,197
	SIT SpA	3,993	52,842
	Snam SpA	921,424	5,218,751
#*	Sogefi SpA	320,276	507,759
	SOL SpA	107,348	2,466,792
	Stellantis NV	2,742,523	54,752,959
	Stellantis NV	526,934	10,507,064
	Tamburi Investment Partners SpA	392,253	4,427,984
Ω	Technogym SpA	462,492	4,861,106
	Telecom Italia SpA	25,956,222	9,259,873
	Telecom Italia SpA, Sponsored ADR	180,144	639,511
	Tenaris SA	284,581	3,169,175
	Tenaris SA, ADR	232,149	5,172,280
#	Terna - Rete Elettrica Nazionale	2,076,816	15,473,928
	Tinexta SpA	60,794	2,694,877
*	Tod’s SpA	37,606	2,074,277
	TXT e-solutions SpA	8,459	86,522
	UniCredit SpA	3,294,330	43,549,198
Ω	Unieuro SpA	30,996	728,277
	Unipol Gruppo SpA	2,108,967	12,112,618
	UnipolSai Assicurazioni SpA	2,116,526	6,128,824
	Webuild SpA	734,563	1,818,505
	Zignago Vetro SpA	114,751	2,312,275

TOTAL ITALY			882,981,445

JAPAN — (21.5%)
	77 Bank Ltd.	294,674	3,006,132
	A&A Material Corp.	9,400	79,584
	A&D Co. Ltd.	102,400	909,219
	ABC-Mart, Inc.	40,400	1,941,784
	Abist Co. Ltd.	8,700	219,250
*	Access Co. Ltd.	110,700	867,237
	Achilles Corp.	64,500	743,236
	Acom Co. Ltd.	476,500	1,589,188
	AD Works Group Co. Ltd.	107,720	154,223
	Adastria Co. Ltd.	177,100	3,285,242
	ADEKA Corp.	407,600	9,067,206

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ad-sol Nissin Corp.	24,300	$445,403
	Adtec Plasma Technology Co. Ltd.	1,900	38,681
	Advan Group Co. Ltd.	82,200	702,455
	Advanex, Inc.	7,300	69,925
	Advantage Risk Management Co. Ltd.	24,200	196,087
	Advantest Corp.	178,000	14,593,850
	Adventure, Inc.	9,200	680,304
	Aeon Co. Ltd.	1,217,368	28,005,117
	Aeon Delight Co. Ltd.	112,300	3,448,947
	Aeon Fantasy Co. Ltd.	43,600	722,702
	AEON Financial Service Co. Ltd.	459,500	5,838,004
#	Aeon Hokkaido Corp.	113,600	1,311,950
	Aeon Mall Co. Ltd.	198,820	2,912,654
#	Aeria, Inc.	84,300	321,926
	AFC-HD AMS Life Science Co. Ltd.	14,100	125,669
	AGC, Inc.	637,300	31,734,710
	Agro-Kanesho Co. Ltd.	4,700	55,967
	AGS Corp.	4,100	34,062
#	Ahresty Corp.	112,100	418,795
	Ai Holdings Corp.	90,700	1,711,891
	Aica Kogyo Co. Ltd.	110,800	3,396,107
	Aichi Bank Ltd.	44,700	1,351,124
	Aichi Corp.	171,000	1,212,147
	Aichi Steel Corp.	58,100	1,353,540
	Aichi Tokei Denki Co. Ltd.	11,600	491,419
	Aida Engineering Ltd.	259,200	2,352,999
	Aiful Corp.	1,059,000	3,528,101
	Ain Holdings, Inc.	113,400	6,693,373
	Aiphone Co. Ltd.	47,500	981,853
	Air Water, Inc.	788,400	12,062,588
	Airport Facilities Co. Ltd.	109,900	561,997
	Airtech Japan Ltd.	28,300	310,584
	Aisan Industry Co. Ltd.	227,900	1,679,294
	Aisin Corp.	330,782	12,104,228
#	AIT Corp.	4,300	42,038
	Aizawa Securities Co. Ltd.	168,900	1,593,421
	Ajinomoto Co., Inc.	590,000	17,664,998
#	Ajis Co. Ltd.	18,400	478,496
	Akatsuki Corp.	93,000	305,234
#	Akatsuki, Inc.	34,000	927,581
*	Akebono Brake Industry Co. Ltd.	496,564	1,003,718
	Akita Bank Ltd.	106,100	1,350,056
	Albis Co. Ltd.	27,700	573,713
	Alconix Corp.	125,800	1,896,417
	Alfresa Holdings Corp.	607,700	8,566,730
	Alinco, Inc.	83,000	724,910
#	Alleanza Holdings Co. Ltd.	41,500	426,463
*	Allied Telesis Holdings KK	66,200	54,169
	Alpen Co. Ltd.	97,100	2,368,505
	Alpha Corp.	33,700	364,681
	Alpha Systems, Inc.	13,920	531,463
#*	AlphaPolis Co. Ltd.	7,500	204,301
	Alps Alpine Co. Ltd.	848,804	8,293,713
	Alps Logistics Co. Ltd.	32,600	297,655
	Altech Co. Ltd.	30,600	84,612
	Altech Corp.	74,310	1,338,622
	Amada Co. Ltd.	1,044,400	10,318,116
	Amano Corp.	174,200	4,310,696
	Amiyaki Tei Co. Ltd.	18,800	507,085

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Amuse, Inc.	18,300	$356,110
*	ANA Holdings, Inc.	121,100	2,821,755
	Anabuki Kosan, Inc.	11,100	201,495
	Anest Iwata Corp.	110,200	877,842
	Anicom Holdings, Inc.	38,700	301,725
#	Anritsu Corp.	306,300	5,079,202
	AOI Electronics Co. Ltd.	20,400	440,719
	AOKI Holdings, Inc.	179,100	1,093,487
	Aoki Super Co. Ltd.	1,100	28,007
	Aomori Bank Ltd.	94,400	1,628,040
*	Aoyama Trading Co. Ltd.	206,400	1,419,250
	Aoyama Zaisan Networks Co. Ltd.	64,000	660,902
	Aozora Bank Ltd.	407,800	9,328,415
	Apaman Co. Ltd.	44,700	207,972
	Arakawa Chemical Industries Ltd.	86,900	947,673
	Arata Corp.	68,200	2,414,175
	Araya Industrial Co. Ltd.	17,700	270,824
	Arcland Service Holdings Co. Ltd.	57,800	1,147,184
	Arcs Co. Ltd.	180,773	3,473,965
#	Ardepro Co. Ltd.	102,400	48,590
	Arealink Co. Ltd.	34,400	468,152
	Argo Graphics, Inc.	55,800	1,553,831
	Arisawa Manufacturing Co. Ltd.	174,100	1,483,345
	ARTERIA Networks Corp.	10,800	152,389
	Artiza Networks, Inc.	4,000	43,465
#	Artnature, Inc.	114,900	746,321
	ArtSpark Holdings, Inc.	184,400	1,907,708
*	Aruhi Corp.	128,700	1,492,102
	As One Corp.	18,590	2,548,364
	Asahi Broadcasting Group Holdings Corp.	44,000	277,415
	Asahi Co. Ltd.	96,500	1,120,759
	Asahi Diamond Industrial Co. Ltd.	246,300	1,514,479
	Asahi Group Holdings Ltd.	502,800	22,817,186
	Asahi Holdings, Inc.	257,600	4,597,677
#	Asahi Intecc Co. Ltd.	260,600	6,869,250
	Asahi Kasei Corp.	3,464,700	36,397,882
#	Asahi Kogyosha Co. Ltd.	18,900	566,783
#	Asahi Net, Inc.	36,300	229,351
	Asahi Yukizai Corp.	70,900	856,773
	Asante, Inc.	13,300	205,187
	Asanuma Corp.	43,000	1,719,646
	Asax Co. Ltd.	6,600	41,246
	Ascentech KK	9,800	113,128
*	Ashimori Industry Co. Ltd.	23,400	202,526
	Asia Pile Holdings Corp.	138,100	561,955
	Asics Corp.	357,000	8,896,949
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	1,094,004
	ASKUL Corp.	99,200	1,347,407
	Astellas Pharma, Inc.	1,551,100	26,149,635
	Astena Holdings Co. Ltd.	166,300	825,449
	Asteria Corp.	6,200	38,762
	Asti Corp.	19,899	316,645
#	Atom Corp.	137,000	924,152
*	Atsugi Co. Ltd.	78,000	436,620
	Aucnet, Inc.	7,400	153,269
	Autobacs Seven Co. Ltd.	285,200	3,688,621
	Aval Data Corp.	2,500	61,418
	Avant Corp.	45,200	632,096
	Avantia Co. Ltd.	49,100	370,903

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Avex, Inc.	152,400	$2,080,841
	Awa Bank Ltd.	167,700	3,123,811
#	Axell Corp.	34,500	219,587
	Axial Retailing, Inc.	85,500	2,719,395
	Azbil Corp.	77,900	3,321,096
	Bandai Namco Holdings, Inc.	240,800	18,401,585
	Bando Chemical Industries Ltd.	155,200	1,199,255
	Bank of Iwate Ltd.	74,300	1,067,464
	Bank of Kochi Ltd.	16,800	112,408
	Bank of Kyoto Ltd.	185,311	8,334,030
	Bank of Nagoya Ltd.	73,899	1,571,985
	Bank of Saga Ltd.	78,700	992,196
	Bank of the Ryukyus Ltd.	214,800	1,431,830
	Baroque Japan Ltd.	77,400	588,145
	Base Co. Ltd.	1,000	42,287
	BayCurrent Consulting, Inc.	46,300	19,215,419
	Beauty Garage, Inc.	3,400	118,361
	Belc Co. Ltd.	54,538	2,692,350
	Bell System24 Holdings, Inc.	150,200	1,929,700
#	Belluna Co. Ltd.	224,100	1,573,665
	Benefit One, Inc.	225,200	11,365,069
	Benesse Holdings, Inc.	105,400	2,411,360
	BeNext-Yumeshin Group Co.	209,702	2,733,876
#*	Bengo4.com, Inc.	22,400	1,347,047
	Bic Camera, Inc.	285,900	2,465,755
	BML, Inc.	110,700	3,891,086
	Bookoff Group Holdings Ltd.	40,200	347,331
	Bourbon Corp.	2,100	42,881
	BP Castrol KK	24,900	313,042
#	Br Holdings Corp.	125,200	473,362
*	BrainPad, Inc.	17,600	845,727
	Bridgestone Corp.	743,700	32,900,758
	Broadleaf Co. Ltd.	320,100	1,536,547
	Broccoli Co. Ltd.	900	10,370
	Brother Industries Ltd.	736,100	14,231,709
	Bunka Shutter Co. Ltd.	248,000	2,417,419
	C Uyemura & Co. Ltd.	11,000	454,535
	CAC Holdings Corp.	55,100	779,563
	Calbee, Inc.	305,600	7,873,929
#	Can Do Co. Ltd.	29,800	668,218
	Canare Electric Co. Ltd.	4,400	66,033
	Canon Electronics, Inc.	89,800	1,236,063
	Canon Marketing Japan, Inc.	150,000	2,971,549
	Canon, Inc., Sponsored ADR	57,577	1,287,997
	Canon, Inc.	460,734	10,476,800
	Capcom Co. Ltd.	668,100	17,982,184
#	Careerlink Co. Ltd.	8,400	114,112
	Carlit Holdings Co. Ltd.	83,400	557,068
	Carta Holdings, Inc.	6,100	131,110
#	Casa, Inc.	33,900	270,886
	Casio Computer Co. Ltd.	337,700	4,778,828
	Cawachi Ltd.	89,200	1,739,900
#*	C’BON COSMETICS Co. Ltd.	2,100	33,434
	CDS Co. Ltd.	1,300	17,617
	CE Holdings Co. Ltd.	2,700	12,777
*	CellSource Co. Ltd.	1,200	67,994
	Central Automotive Products Ltd.	23,900	622,939
	Central Glass Co. Ltd.	184,800	3,441,275
	Central Japan Railway Co.	55,900	8,292,237

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Central Security Patrols Co. Ltd.	35,900	$863,159
	Central Sports Co. Ltd.	38,100	811,447
	Ceres, Inc.	7,900	198,774
	Charm Care Corp. KK	50,200	754,839
	Chiba Bank Ltd.	1,434,563	8,891,726
	Chiba Kogyo Bank Ltd.	263,600	625,079
	Chilled & Frozen Logistics Holdings Co. Ltd.	29,400	435,704
	Chino Corp.	30,600	377,845
#	Chiyoda Co. Ltd.	80,300	538,736
#*	Chiyoda Corp.	262,000	957,738
	Chiyoda Integre Co. Ltd.	53,100	1,015,560
	Chofu Seisakusho Co. Ltd.	96,300	1,740,015
	Chori Co. Ltd.	46,800	746,240
	Chubu Electric Power Co., Inc.	479,600	4,964,401
	Chubu Shiryo Co. Ltd.	119,500	1,142,103
	Chudenko Corp.	152,700	2,989,952
	Chuetsu Pulp & Paper Co. Ltd.	106,611	1,100,681
	Chugai Pharmaceutical Co. Ltd.	293,900	10,988,734
#	Chugai Ro Co. Ltd.	28,300	433,160
	Chugoku Bank Ltd.	490,700	3,559,617
	Chugoku Electric Power Co., Inc.	447,200	3,709,453
	Chugoku Marine Paints Ltd.	263,900	2,042,777
	Chukyo Bank Ltd.	54,600	632,289
	Chuo Gyorui Co. Ltd.	3,800	96,942
#	Chuo Spring Co. Ltd.	50,000	433,571
	CI Takiron Corp.	185,700	990,354
	Citizen Watch Co. Ltd.	1,375,250	5,997,547
	CK-San-Etsu Co. Ltd.	13,700	411,677
	Cleanup Corp.	106,700	520,555
#	CMIC Holdings Co. Ltd.	86,200	1,122,566
*	CMK Corp.	239,700	902,568
	Coca-Cola Bottlers Japan Holdings, Inc.	441,752	6,079,203
*	COLOPL, Inc.	41,600	300,547
	Colowide Co. Ltd.	1,900	27,467
	Computer Engineering & Consulting Ltd.	90,500	1,077,465
	Computer Institute of Japan Ltd.	47,700	353,573
	COMSYS Holdings Corp.	255,194	6,318,864
	Comture Corp.	96,700	2,622,316
	Concordia Financial Group Ltd.	3,412,211	13,562,416
	CONEXIO Corp.	107,000	1,371,337
*	COOKPAD, Inc.	176,200	368,428
#	Core Corp.	13,600	191,664
	Corona Corp., Class A	62,900	505,370
	Cosel Co. Ltd.	90,300	735,242
	Cosmo Energy Holdings Co. Ltd.	307,900	6,294,285
	Cosmos Initia Co. Ltd.	55,900	201,948
	Cosmos Pharmaceutical Corp.	25,200	3,850,992
	Cota Co. Ltd.	40,837	566,630
#	CRE, Inc.	16,400	257,275
	Create Medic Co. Ltd.	13,200	114,564
#	Create Restaurants Holdings, Inc.	328,100	2,255,727
	Create SD Holdings Co. Ltd.	80,800	2,483,960
	Credit Saison Co. Ltd.	590,900	7,244,267
	Creek & River Co. Ltd.	37,900	654,533
	Cresco Ltd.	70,600	1,292,033
*	CROOZ, Inc.	1,300	13,943
	CTI Engineering Co. Ltd.	61,600	1,477,773
	CTS Co. Ltd.	102,900	718,907
	Cube System, Inc.	7,200	63,339

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Curves Holdings Co. Ltd.	54,100	$421,497
#	CyberAgent, Inc.	576,800	9,664,596
#	Cyberlinks Co. Ltd.	4,900	54,045
	Cybernet Systems Co. Ltd.	42,400	236,728
	Cybozu, Inc.	90,400	2,144,816
	Dai Nippon Printing Co. Ltd.	370,900	9,189,072
	Dai Nippon Toryo Co. Ltd.	115,500	878,892
	Daibiru Corp.	149,800	2,084,579
	Daicel Corp.	1,010,600	7,566,632
	Dai-Dan Co. Ltd.	63,100	1,328,559
	Daido Kogyo Co. Ltd.	33,200	298,064
	Daido Metal Co. Ltd.	254,300	1,364,652
	Daido Steel Co. Ltd.	133,800	5,126,254
*	Daidoh Ltd.	85,900	128,850
	Daifuku Co. Ltd.	157,600	14,508,560
	Daihatsu Diesel Manufacturing Co. Ltd.	72,200	373,803
	Daihen Corp.	91,800	3,831,859
#	Daiho Corp.	89,700	3,021,615
	Dai-Ichi Cutter Kogyo KK	26,600	332,103
	Daiichi Jitsugyo Co. Ltd.	42,400	1,972,217
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	104,500	1,303,148
	Dai-ichi Life Holdings, Inc.	632,388	13,304,528
	Daiichi Sankyo Co. Ltd.	172,800	4,360,153
	Daiichikosho Co. Ltd.	105,400	3,827,014
	Daiken Corp.	67,800	1,481,611
	Daiken Medical Co. Ltd.	65,400	331,787
	Daiki Aluminium Industry Co. Ltd.	205,600	2,992,534
	Daiki Axis Co. Ltd.	21,800	178,432
	Daikin Industries Ltd.	172,500	37,780,044
	Daiko Denshi Tsushin Ltd.	17,000	74,286
	Daikoku Denki Co. Ltd.	43,900	466,953
#	Daikokutenbussan Co. Ltd.	43,300	2,466,636
	Daikyonishikawa Corp.	200,400	1,204,269
	Dainichi Co. Ltd.	45,500	314,855
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	1,384,599
	Daio Paper Corp.	402,000	7,073,813
*	Daiohs Corp.	2,100	18,834
	Daiseki Co. Ltd.	98,790	4,611,196
	Daiseki Eco. Solution Co. Ltd.	21,400	330,093
	Daishi Hokuetsu Financial Group, Inc.	187,000	4,187,946
#	Daishinku Corp.	168,000	1,492,029
#	Daisue Construction Co. Ltd.	44,600	344,351
#	Daito Bank Ltd.	28,200	167,535
	Daito Pharmaceutical Co. Ltd.	69,900	1,971,200
	Daito Trust Construction Co. Ltd.	113,200	14,034,997
	Daitron Co. Ltd.	35,500	706,381
	Daiwa House Industry Co. Ltd.	1,080,300	35,639,283
	Daiwa Industries Ltd.	151,900	1,692,952
	Daiwa Securities Group, Inc.	2,425,700	13,627,947
	Daiwabo Holdings Co. Ltd.	590,000	10,386,931
	DATA HORIZON Co. Ltd.	1,200	24,077
#	Dawn Corp.	1,300	28,184
	DCM Holdings Co. Ltd.	552,880	5,390,642
	Dear Life Co. Ltd.	122,100	613,527
	Delica Foods Holdings Co. Ltd.	14,600	80,182
	DeNA Co. Ltd.	213,200	3,938,268
	Denka Co. Ltd.	441,300	14,447,783
#	Densan System Holdings Co. Ltd.	25,900	584,842
	Denso Corp.	205,600	14,905,003

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dentsu Group, Inc.	263,600	$9,632,916
	Denyo Co. Ltd.	71,700	1,243,228
*	Descente Ltd.	2,700	102,344
	Dexerials Corp.	346,000	6,999,315
	Diamond Electric Holdings Co. Ltd.	9,500	176,976
	DIC Corp.	437,400	11,580,937
	Digital Arts, Inc.	50,800	4,147,895
	Digital Hearts Holdings Co. Ltd.	56,200	894,240
	Digital Holdings, Inc.	11,900	182,490
	Digital Information Technologies Corp.	34,900	527,519
	Dip Corp.	127,800	4,585,373
	Disco Corp.	12,800	3,450,849
	DKK Co. Ltd.	46,800	1,035,772
	DKS Co. Ltd.	50,300	1,523,422
	DMG Mori Co. Ltd.	476,500	8,205,716
	DMW Corp.	900	28,048
	Doshisha Co. Ltd.	95,100	1,490,082
	Double Standard, Inc.	16,400	527,465
	Doutor Nichires Holdings Co. Ltd.	135,623	1,945,419
	Dowa Holdings Co. Ltd.	259,800	10,850,264
*	Dream Incubator, Inc.	4,300	30,127
	DTS Corp.	224,500	4,981,360
	Duskin Co. Ltd.	186,500	4,492,754
	Dvx, Inc.	31,200	316,274
	DyDo Group Holdings, Inc.	45,600	2,172,680
	Dynic Corp.	7,899	52,599
	Eagle Industry Co. Ltd.	161,300	1,722,948
	Earth Corp.	35,500	2,178,474
	East Japan Railway Co.	117,700	7,331,117
#	EAT & Holdings Co. Ltd.	16,500	312,187
	Ebara Corp.	296,600	16,184,529
	Ebara Foods Industry, Inc.	8,000	177,879
#	Ebara Jitsugyo Co. Ltd.	42,400	1,070,585
	Ebase Co. Ltd.	47,800	318,430
*	eBook Initiative Japan Co. Ltd.	9,700	406,294
	Eco’s Co. Ltd.	43,600	721,425
	EDION Corp.	409,400	3,885,483
*	Edulab, Inc.	6,400	90,417
#	EF-ON, Inc.	119,739	876,357
	eGuarantee, Inc.	106,000	2,360,531
	E-Guardian, Inc.	38,000	1,043,796
	Ehime Bank Ltd.	168,998	1,140,709
#	Eidai Co. Ltd.	108,100	276,848
	Eiken Chemical Co. Ltd.	78,800	1,324,633
	Eisai Co. Ltd.	39,700	2,812,989
	Eizo Corp.	77,800	2,975,372
	EJ Holdings, Inc.	29,900	328,390
	Elan Corp.	110,200	1,191,116
	Elecom Co. Ltd.	152,000	2,324,927
	Electric Power Development Co. Ltd.	227,500	3,007,457
	Elematec Corp.	78,106	779,462
	EM Systems Co. Ltd.	18,600	123,299
	Endo Lighting Corp.	84,000	775,630
	ENEOS Holdings, Inc.	6,450,820	26,011,316
	Enigmo, Inc.	86,400	820,564
	en-japan, Inc.	125,800	4,995,757
	Enomoto Co. Ltd.	24,600	381,263
	Enplas Corp.	33,200	880,440
#	Enshu Ltd.	24,700	142,591

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ensuiko Sugar Refining Co. Ltd.	11,600	$22,506
	Entrust, Inc.	18,200	123,934
	EPCO Co. Ltd.	5,700	41,830
#	eRex Co. Ltd.	118,600	2,715,830
	ES-Con Japan Ltd.	122,300	878,763
*	Escrow Agent Japan, Inc.	63,900	114,050
	Eslead Corp.	40,700	602,618
	ESPEC Corp.	82,100	1,665,372
	Exedy Corp.	150,300	2,238,834
#	Ezaki Glico Co. Ltd.	104,600	3,796,295
	F&M Co. Ltd.	7,700	134,299
#	Faith, Inc.	33,180	187,065
	FALCO HOLDINGS Co. Ltd.	45,000	670,305
	FAN Communications, Inc.	178,500	707,714
	Fancl Corp.	102,700	3,113,655
	FANUC Corp.	20,200	3,991,946
	Fast Retailing Co. Ltd.	41,300	27,415,664
	FCC Co. Ltd.	194,200	2,688,660
#*	FDK Corp.	40,900	369,233
	Feed One Co. Ltd.	156,148	1,028,011
	Felissimo Corp.	5,200	62,347
#	Fenwal Controls of Japan Ltd.	3,500	48,229
	Ferrotec Holdings Corp.	223,700	7,503,910
#*	FFRI Security, Inc.	14,200	204,041
	Fibergate, Inc.	5,700	68,534
	FIDEA Holdings Co. Ltd.	105,740	1,093,574
	Fields Corp.	64,800	295,648
	FINDEX, Inc.	60,500	498,493
*	First Baking Co. Ltd.	1,200	7,171
	First Bank of Toyama Ltd.	22,900	57,685
#	First Brothers Co. Ltd.	43,900	398,455
#	First Juken Co. Ltd.	33,100	355,040
#	First-corp, Inc.	27,500	192,187
	Fixstars Corp.	73,100	498,162
#	FJ Next Co. Ltd.	92,500	822,693
#	Focus Systems Corp.	3,300	29,422
	Food & Life Cos. Ltd.	208,000	9,015,430
	Forum Engineering, Inc.	1,500	12,513
	Foster Electric Co. Ltd.	134,900	961,663
	FP Corp.	200,400	6,804,982
	France Bed Holdings Co. Ltd.	125,500	994,369
	Freebit Co. Ltd.	73,100	850,428
#*	Freee KK	4,000	287,103
	Freund Corp.	40,900	300,791
	Frontier Management, Inc.	8,500	68,700
	F-Tech, Inc.	68,900	385,540
#	FTGroup Co. Ltd.	48,500	527,075
	Fudo Tetra Corp.	91,620	1,455,410
	Fuji Co. Ltd.	95,600	1,684,762
	Fuji Corp.	282,700	6,594,276
#	Fuji Corp.	65,000	684,401
	Fuji Corp. Ltd.	121,300	733,917
#	Fuji Die Co. Ltd.	33,800	192,386
	Fuji Electric Co. Ltd.	382,800	18,718,004
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	46,885
#	Fuji Kyuko Co. Ltd.	61,300	2,469,586
	Fuji Media Holdings, Inc.	219,000	2,270,042
	Fuji Oil Co. Ltd.	289,200	687,659
	Fuji Oil Holdings, Inc.	164,200	3,853,436

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Pharma Co. Ltd.	67,500	$650,849
	Fuji Seal International, Inc.	196,200	4,314,732
	Fuji Soft, Inc.	24,100	1,227,257
	Fujibo Holdings, Inc.	51,200	1,856,977
	Fujicco Co. Ltd.	95,100	1,596,562
	FUJIFILM Holdings Corp.	138,575	10,708,712
#	Fujikura Composites, Inc.	108,700	760,758
	Fujikura Kasei Co. Ltd.	117,600	542,353
*	Fujikura Ltd.	1,269,300	6,846,411
	Fujimi, Inc.	4,700	295,561
	Fujimori Kogyo Co. Ltd.	78,000	3,207,167
	Fujisash Co. Ltd.	461,100	311,920
	Fujishoji Co. Ltd.	31,900	257,598
	Fujitec Co. Ltd.	181,600	4,125,151
	Fujitsu General Ltd.	133,900	3,283,503
	Fujitsu Ltd.	327,729	56,641,325
	Fujiya Co. Ltd.	42,800	885,827
	FuKoKu Co. Ltd.	38,000	330,324
	Fukuda Corp.	27,000	1,099,161
	Fukuda Denshi Co. Ltd.	6,300	530,624
#	Fukui Bank Ltd.	102,400	1,323,666
	Fukui Computer Holdings, Inc.	29,300	1,056,906
	Fukuoka Financial Group, Inc.	538,956	9,682,519
*	Fukushima Bank Ltd.	19,400	39,362
	Fukushima Galilei Co. Ltd.	58,100	2,309,822
	Fukuyama Transporting Co. Ltd.	128,100	5,102,857
	FULLCAST Holdings Co. Ltd.	85,300	1,991,074
#	Fumakilla Ltd.	15,401	171,673
	Funai Soken Holdings, Inc.	121,620	3,378,795
#	Furukawa Battery Co. Ltd.	77,700	1,084,750
	Furukawa Co. Ltd.	153,700	1,700,835
	Furukawa Electric Co. Ltd.	356,990	7,811,321
	Furuno Electric Co. Ltd.	119,300	1,276,610
#	Furuya Metal Co. Ltd.	10,200	804,397
	Furyu Corp.	95,200	1,380,771
	Fuso Chemical Co. Ltd.	112,500	5,179,573
	Fuso Pharmaceutical Industries Ltd.	36,399	812,172
	Futaba Corp.	198,800	1,351,681
	Futaba Industrial Co. Ltd.	374,800	1,467,341
	Future Corp.	106,900	3,126,525
	Fuyo General Lease Co. Ltd.	113,600	7,383,024
	G-7 Holdings, Inc.	173,200	3,168,935
	Gakken Holdings Co. Ltd.	80,000	783,126
	Gakkyusha Co. Ltd.	29,000	356,416
	Gecoss Corp.	69,200	522,825
	Genki Sushi Co. Ltd.	24,600	582,348
	Genky DrugStores Co. Ltd.	35,900	1,731,337
	Geo Holdings Corp.	220,500	2,342,587
*	Geostr Corp.	74,200	234,079
#	Gift, Inc.	4,500	111,433
	Giken Ltd.	11,000	419,738
	GL Sciences, Inc.	27,500	659,399
#	GLOBERIDE, Inc.	110,398	3,994,799
	Glory Ltd.	193,945	4,174,715
	Glosel Co. Ltd.	69,000	251,097
	GMO Financial Holdings, Inc.	89,400	684,764
#	GMO GlobalSign Holdings KK	16,800	691,876
	GMO internet, Inc.	257,800	7,118,937
	GMO Payment Gateway, Inc.	57,800	7,323,042

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	GMO Pepabo, Inc.	4,500	$107,405
#*	GNI Group Ltd.	2,800	39,234
	Godo Steel Ltd.	53,900	712,656
	Goldcrest Co. Ltd.	79,030	1,132,340
	Goldwin, Inc.	56,600	3,424,825
	Golf Digest Online, Inc.	69,500	796,058
#	Good Com Asset Co. Ltd.	21,400	256,052
	Grace Technology, Inc.	54,800	501,563
#	Grandy House Corp.	68,500	292,128
	Gree, Inc.	268,200	2,261,960
	gremz, Inc.	11,300	260,118
	GS Yuasa Corp.	374,499	8,152,707
	GSI Creos Corp.	49,600	430,802
	G-Tekt Corp.	127,900	1,594,524
	Gun-Ei Chemical Industry Co. Ltd.	21,600	576,570
	GungHo Online Entertainment, Inc.	177,118	3,322,888
	Gunma Bank Ltd.	1,444,301	4,458,973
	Gunze Ltd.	76,400	2,944,622
	H.U. Group Holdings, Inc.	282,400	6,964,340
	H2O Retailing Corp.	435,060	3,474,466
#	HABA Laboratories, Inc.	8,500	228,076
	Hachijuni Bank Ltd.	1,832,931	6,126,003
#	Hagihara Industries, Inc.	43,800	577,273
	Hagiwara Electric Holdings Co. Ltd.	36,100	682,742
	Hagoromo Foods Corp.	1,500	41,661
#	Hakudo Co. Ltd.	35,800	907,483
	Hakuhodo DY Holdings, Inc.	314,000	5,119,330
	Hakuto Co. Ltd.	71,100	1,214,364
	Halows Co. Ltd.	39,100	960,549
	Hamakyorex Co. Ltd.	93,200	2,583,911
	Hamamatsu Photonics KK	69,100	4,101,250
#	Hamee Corp.	21,400	232,427
	Hankyu Hanshin Holdings, Inc.	378,700	11,741,804
	Hanwa Co. Ltd.	166,600	5,004,420
	Happinet Corp.	75,400	992,811
	Harada Industry Co. Ltd.	40,500	359,061
	Hard Off Corp. Co. Ltd.	44,600	302,654
	Harima Chemicals Group, Inc.	61,900	474,324
#	Harmonic Drive Systems, Inc.	10,100	457,850
	Haruyama Holdings, Inc.	22,600	114,491
	Haseko Corp.	1,382,700	18,004,193
	Hayashikane Sangyo Co. Ltd.	34,299	175,160
	Hazama Ando Corp.	1,103,380	7,471,762
	Heiwa Corp.	268,200	4,782,286
	Heiwa Real Estate Co. Ltd.	161,400	5,095,558
	Heiwado Co. Ltd.	151,500	2,622,491
	Helios Techno Holding Co. Ltd.	59,600	162,347
#*	Hennge KK	21,200	1,048,424
	Hibiya Engineering Ltd.	92,400	1,553,300
	Hikari Tsushin, Inc.	35,800	5,518,715
#	HI-LEX Corp.	88,100	1,408,808
	Himaraya Co. Ltd.	21,000	194,789
	Hino Motors Ltd.	678,800	6,421,231
	Hinokiya Group Co. Ltd.	706	14,241
	Hioki EE Corp.	21,200	1,480,734
	Hirakawa Hewtech Corp.	50,200	546,493
	Hirano Tecseed Co. Ltd.	34,700	805,500
	Hirata Corp.	24,900	1,518,191
	Hirogin Holdings, Inc.	1,020,700	5,623,285

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirose Electric Co. Ltd.	20,625	$3,449,135
#	Hirose Tusyo, Inc.	3,400	67,661
	Hiroshima Gas Co. Ltd.	109,500	360,191
	Hisaka Works Ltd.	94,600	701,908
	Hisamitsu Pharmaceutical Co., Inc.	68,100	2,323,339
	Hitachi Construction Machinery Co. Ltd.	290,500	9,268,678
	Hitachi Ltd.	1,314,685	75,758,117
	Hitachi Ltd., ADR	78,423	9,078,246
*	Hitachi Metals Ltd.	292,130	5,530,212
	Hitachi Transport System Ltd.	215,800	8,501,694
	Hitachi Zosen Corp.	826,600	6,481,309
	Hito Communications Holdings, Inc.	28,300	546,915
	Hochiki Corp.	79,200	869,837
	Hodogaya Chemical Co. Ltd.	27,700	1,180,475
	Hogy Medical Co. Ltd.	99,700	2,733,459
	Hokkaido Electric Power Co., Inc.	537,200	2,232,528
	Hokkaido Gas Co. Ltd.	41,200	551,810
	Hokkan Holdings Ltd.	39,100	520,293
	Hokko Chemical Industry Co. Ltd.	104,100	913,392
	Hokkoku Financial Holdings, Inc.	111,800	1,948,561
	Hokuetsu Corp.	601,495	3,974,379
	Hokuetsu Industries Co. Ltd.	106,300	904,855
	Hokuhoku Financial Group, Inc.	597,710	4,275,865
	Hokuriku Electric Industry Co. Ltd.	33,000	300,033
	Hokuriku Electric Power Co.	513,600	2,445,644
	Hokuriku Electrical Construction Co. Ltd.	14,100	130,463
	Hokuto Corp.	101,500	1,752,818
*	Honda Motor Co. Ltd., Sponsored ADR	334,609	9,897,734
	Honda Motor Co. Ltd.	1,132,023	33,482,821
#	Honda Tsushin Kogyo Co. Ltd.	60,400	241,876
	H-One Co. Ltd.	114,200	754,957
	Honeys Holdings Co. Ltd.	85,830	792,641
	Hoosiers Holdings	219,900	1,356,564
	Horiba Ltd.	98,100	6,431,544
	Hoshizaki Corp.	20,200	1,698,637
	Hosiden Corp.	266,600	2,810,895
	Hosokawa Micron Corp.	63,000	1,742,954
*	Hotland Co. Ltd.	36,700	439,300
*	Hotto Link, Inc.	10,200	58,373
	House Do Co. Ltd.	22,100	183,620
	House Foods Group, Inc.	118,800	3,408,587
	Howa Machinery Ltd.	51,700	367,653
	Hoya Corp.	338,800	49,874,229
	Hulic Co. Ltd.	632,417	6,081,002
	Hurxley Corp.	6,600	26,809
	Hyakugo Bank Ltd.	1,087,600	3,152,728
	Hyakujushi Bank Ltd.	115,800	1,498,339
	Ibiden Co. Ltd.	167,305	10,052,675
	IBJ, Inc.	80,400	771,318
#	Ichibanya Co. Ltd.	31,932	1,290,978
	Ichigo, Inc.	1,140,700	3,414,761
	Ichiken Co. Ltd.	38,600	650,587
	Ichikoh Industries Ltd.	238,700	1,184,189
	Ichinen Holdings Co. Ltd.	123,572	1,516,044
	Ichiyoshi Securities Co. Ltd.	176,300	1,006,008
	Icom, Inc.	47,400	1,008,520
	ID Holdings Corp.	28,125	232,304
	IDEA Consultants, Inc.	1,200	21,403
	Idec Corp.	151,300	3,206,509

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Idemitsu Kosan Co. Ltd.	603,291	$16,477,264
	IDOM, Inc.	458,000	3,136,933
	Ihara Science Corp.	32,500	600,336
#	IHI Corp.	605,500	14,143,153
	Iida Group Holdings Co. Ltd.	260,296	6,417,467
	Iino Kaiun Kaisha Ltd.	400,300	1,930,605
	IJTT Co. Ltd.	96,460	500,112
	Ikegami Tsushinki Co. Ltd.	25,900	174,541
#*	Imagica Group, Inc.	74,900	382,319
#	Imasen Electric Industrial	45,900	285,856
#	i-mobile Co. Ltd.	5,600	75,846
*	Impact HD, Inc.	4,300	151,471
	Imuraya Group Co. Ltd.	17,100	352,911
	Inaba Denki Sangyo Co. Ltd.	170,300	4,085,085
	Inaba Seisakusho Co. Ltd.	45,600	535,308
	Inabata & Co. Ltd.	216,800	3,209,448
	Inageya Co. Ltd.	18,700	226,015
	Ines Corp.	82,300	1,202,682
	I-Net Corp.	61,310	713,306
	Infocom Corp.	138,000	2,649,646
	Infomart Corp.	696,800	6,799,617
	Information Services International-Dentsu Ltd.	105,600	3,694,672
	INFRONEER Holdings, Inc.	724,908	6,004,064
	Innotech Corp.	65,600	823,588
	Inpex Corp.	1,666,900	13,900,812
	Insource Co. Ltd.	76,998	1,541,628
	Intage Holdings, Inc.	183,100	3,091,930
	Intelligent Wave, Inc.	20,400	105,508
	Inter Action Corp.	28,900	622,146
	Internet Initiative Japan, Inc.	351,400	12,294,887
	Inui Global Logistics Co. Ltd.	1,600	31,746
	I-O Data Device, Inc.	39,700	316,296
	I-PEX, Inc.	40,500	729,026
	IR Japan Holdings Ltd.	35,500	3,273,831
	Iriso Electronics Co. Ltd.	76,900	3,532,827
#	I’rom Group Co. Ltd.	12,600	217,457
	ISB Corp.	7,200	78,784
	Ise Chemicals Corp.	5,600	193,928
#*	Iseki & Co. Ltd.	93,800	1,355,439
	Isetan Mitsukoshi Holdings Ltd.	1,014,840	7,419,442
	Ishihara Sangyo Kaisha Ltd.	185,300	2,043,119
	Ishii Iron Works Co. Ltd.	2,900	76,206
*	Ishizuka Glass Co. Ltd.	11,699	221,413
	Isolite Insulating Products Co. Ltd.	56,400	438,589
	Isuzu Motors Ltd.	1,200,107	16,144,798
#	Itfor, Inc.	67,300	525,389
	ITmedia, Inc.	16,300	335,852
#	Ito En Ltd.	69,600	4,635,757
#	ITOCHU Corp.	1,654,600	47,190,627
	Itochu Enex Co. Ltd.	290,300	2,561,438
	Itochu Techno-Solutions Corp.	74,100	2,340,764
	Itochu-Shokuhin Co. Ltd.	24,300	1,122,995
	Itoham Yonekyu Holdings, Inc.	527,846	3,218,576
	Itoki Corp.	207,400	660,149
*	Itokuro, Inc.	11,000	87,416
	IwaiCosmo Holdings, Inc.	96,600	1,135,090
	Iwaki Co. Ltd.	14,000	123,450
	Iwasaki Electric Co. Ltd.	34,500	634,466
	Iwatani Corp.	229,400	13,549,603

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Iwatsu Electric Co. Ltd.	44,000	$346,324
	Iwatsuka Confectionery Co. Ltd.	500	16,798
	Iyo Bank Ltd.	1,030,157	5,040,064
	Izumi Co. Ltd.	129,600	3,929,306
	J Front Retailing Co. Ltd.	1,057,200	9,799,093
*	J Trust Co. Ltd.	280,700	1,467,475
	JAC Recruitment Co. Ltd.	65,000	1,275,331
	Jaccs Co. Ltd.	125,000	3,333,798
	Jafco Group Co. Ltd.	147,000	9,313,503
*	Jalux, Inc.	32,000	479,542
*	Jamco Corp.	45,300	391,758
#	Janome Sewing Machine Co. Ltd.	88,199	572,417
*	Japan Airlines Co. Ltd.	224,100	4,822,947
#*	Japan Airport Terminal Co. Ltd.	34,600	1,716,420
*	Japan Asia Investment Co. Ltd.	76,600	155,754
#*	Japan Asset Marketing Co. Ltd.	382,300	352,084
	Japan Aviation Electronics Industry Ltd.	347,300	5,758,509
	Japan Best Rescue System Co. Ltd.	71,200	718,403
#*	Japan Cash Machine Co. Ltd.	100,300	754,762
*	Japan Display, Inc.	3,739,301	1,119,280
	Japan Electronic Materials Corp.	38,000	641,478
	Japan Elevator Service Holdings Co. Ltd.	117,500	2,546,320
	Japan Exchange Group, Inc.	607,200	14,377,316
	Japan Foundation Engineering Co. Ltd.	110,100	491,063
*	Japan Hospice Holdings, Inc.	1,300	22,793
#	Japan Investment Adviser Co. Ltd.	42,700	466,945
	Japan Lifeline Co. Ltd.	250,500	2,697,415
	Japan Material Co. Ltd.	253,300	3,522,435
	Japan Medical Dynamic Marketing, Inc.	138,400	2,660,389
	Japan Oil Transportation Co. Ltd.	13,579	313,944
	Japan Petroleum Exploration Co. Ltd.	102,400	1,863,444
	Japan Post Holdings Co. Ltd.	919,800	7,067,652
	Japan Post Insurance Co. Ltd.	142,600	2,313,640
	Japan Property Management Center Co. Ltd.	52,300	530,576
	Japan Pulp & Paper Co. Ltd.	48,100	1,622,624
	Japan Securities Finance Co. Ltd.	459,400	3,507,059
	Japan Steel Works Ltd.	321,700	9,450,665
	Japan Tobacco, Inc.	1,698,700	33,347,471
	Japan Transcity Corp.	157,600	838,000
	Japan Wool Textile Co. Ltd.	226,200	1,806,515
#	Jastec Co. Ltd.	35,900	410,229
	JBCC Holdings, Inc.	54,100	826,125
	JCR Pharmaceuticals Co. Ltd.	105,000	2,577,003
	JCU Corp.	145,600	5,847,950
#	Jeol Ltd.	124,100	9,405,325
	JFE Holdings, Inc.	813,408	12,429,232
	JFE Systems, Inc.	2,300	38,976
	JGC Holdings Corp.	732,100	6,879,769
	Jichodo Co. Ltd.	100	5,945
#*	JIG-SAW, Inc.	7,500	516,046
#	Jimoto Holdings, Inc.	92,810	530,187
#	JINS Holdings, Inc.	53,600	3,388,928
	JK Holdings Co. Ltd.	69,700	529,416
#	J-Lease Co. Ltd.	27,600	557,769
	JM Holdings Co. Ltd.	60,900	999,641
*	JMDC, Inc.	7,800	586,404
#	JMS Co. Ltd.	77,600	505,916
*	Joban Kosan Co. Ltd.	26,499	336,944
	J-Oil Mills, Inc.	105,600	1,702,074

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Joshin Denki Co. Ltd.	75,300	$1,567,325
	Joyful Honda Co. Ltd.	31,200	429,098
	JP-Holdings, Inc.	150,000	334,084
#	JSB Co. Ltd.	8,600	217,115
	JSP Corp.	64,500	867,943
	JSR Corp.	166,900	6,053,387
#	JTEKT Corp.	710,400	6,288,186
	Juki Corp.	143,699	1,072,754
	Juroku Financial Group, Inc.	148,300	2,693,432
	Justsystems Corp.	62,100	3,209,720
	JVCKenwood Corp.	898,370	1,549,886
	K&O Energy Group, Inc.	65,400	937,156
	Kadokawa Corp.	178,053	9,401,291
	Kadoya Sesame Mills, Inc.	6,800	240,563
	Kaga Electronics Co. Ltd.	86,100	2,366,631
	Kagome Co. Ltd.	19,200	487,215
	Kajima Corp.	1,548,800	19,069,992
	Kakaku.com, Inc.	289,200	9,597,079
#	Kaken Pharmaceutical Co. Ltd.	104,100	4,106,100
	Kakiyasu Honten Co. Ltd.	28,300	664,211
	Kamakura Shinsho Ltd.	11,100	89,683
	Kameda Seika Co. Ltd.	47,100	1,842,110
	Kamei Corp.	121,400	1,237,114
	Kamigumi Co. Ltd.	331,900	6,682,790
	Kanaden Corp.	81,100	730,685
	Kanagawa Chuo Kotsu Co. Ltd.	19,500	597,396
	Kanamic Network Co. Ltd.	71,200	379,119
#	Kanamoto Co. Ltd.	195,500	4,187,763
	Kandenko Co. Ltd.	474,600	3,679,017
	Kaneka Corp.	193,400	7,416,682
	Kaneko Seeds Co. Ltd.	3,700	48,830
	Kanematsu Corp.	433,200	5,030,832
	Kanematsu Electronics Ltd.	69,500	2,269,969
	Kansai Electric Power Co., Inc.	554,300	5,103,500
	Kansai Paint Co. Ltd.	91,900	2,128,035
#	Kansai Super Market Ltd.	13,600	221,073
	Kanto Denka Kogyo Co. Ltd.	324,800	2,987,580
	Kao Corp.	386,400	21,857,887
#*	Kasai Kogyo Co. Ltd.	124,700	368,993
#	Katakura & Co-op Agri Corp.	12,200	126,614
	Katakura Industries Co. Ltd.	113,000	1,717,840
	Katitas Co. Ltd.	92,400	3,373,870
	Kato Sangyo Co. Ltd.	83,300	2,348,613
#	Kato Works Co. Ltd.	50,926	375,399
	Kawada Technologies, Inc.	23,100	798,679
	Kawagishi Bridge Works Co. Ltd.	9,000	236,489
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	752,228
	Kawasaki Heavy Industries Ltd.	670,600	13,608,107
	Kawasaki Kinkai Kisen Kaisha Ltd.	2,800	71,470
*	Kawasaki Kisen Kaisha Ltd.	89,598	4,318,659
	KDDI Corp.	2,741,900	83,847,255
	KeePer Technical Laboratory Co. Ltd.	49,600	1,430,314
	Keihan Holdings Co. Ltd.	187,600	4,935,116
	Keihanshin Building Co. Ltd.	143,800	1,796,481
	Keihin Co. Ltd.	12,500	153,343
#	Keikyu Corp.	332,700	3,754,990
	Keio Corp.	79,100	3,992,786
	Keisei Electric Railway Co. Ltd.	103,000	3,314,623
	KEIWA, Inc.	2,800	115,683

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keiyo Bank Ltd.	521,400	$2,030,853
	Keiyo Co. Ltd.	146,000	1,063,302
	KEL Corp.	14,100	149,511
	Kenko Mayonnaise Co. Ltd.	60,200	807,710
	Kewpie Corp.	291,900	6,402,637
	Keyence Corp.	32,620	19,689,912
	KeyHolder, Inc.	14,400	95,685
	KFC Holdings Japan Ltd.	56,300	1,427,606
	KFC Ltd.	600	10,541
	KH Neochem Co. Ltd.	128,600	3,305,124
	Kikkoman Corp.	99,950	8,174,917
#	Kimoto Co. Ltd.	171,800	350,537
#	Kimura Chemical Plants Co. Ltd.	87,600	586,546
	Kimura Unity Co. Ltd.	8,500	101,233
	Kinden Corp.	367,500	6,030,902
	King Jim Co. Ltd.	9,300	71,287
#	Kinki Sharyo Co. Ltd.	23,000	216,344
#*	Kintetsu Department Store Co. Ltd.	20,600	460,826
*	Kintetsu Group Holdings Co. Ltd.	134,400	4,230,644
	Kintetsu World Express, Inc.	213,400	5,125,150
	Kirin Holdings Co. Ltd.	618,180	10,759,943
	Kissei Pharmaceutical Co. Ltd.	148,200	2,964,489
	Ki-Star Real Estate Co. Ltd.	46,800	2,615,072
	Kitagawa Corp.	47,800	656,160
	Kita-Nippon Bank Ltd.	36,800	492,724
	Kitano Construction Corp.	21,100	400,581
	Kitanotatsujin Corp.	253,000	921,695
	Kito Corp.	144,600	2,003,734
	Kitz Corp.	390,200	2,610,363
	Kiyo Bank Ltd.	306,900	4,030,237
*	KLab, Inc.	182,400	1,017,024
	Koa Corp.	141,700	1,915,539
#	Koa Shoji Holdings Co. Ltd.	29,400	172,035
	Koatsu Gas Kogyo Co. Ltd.	119,100	803,184
	Kobayashi Pharmaceutical Co. Ltd.	13,900	1,112,918
#	Kobe Bussan Co. Ltd.	145,400	5,008,547
#*	Kobe Electric Railway Co. Ltd.	15,400	465,014
	Kobe Steel Ltd.	1,222,682	7,183,734
*	Kobelco Eco-Solutions Co. Ltd.	8,000	226,043
	Kohnan Shoji Co. Ltd.	131,700	4,118,698
	Kohsoku Corp.	38,800	549,995
	Koike Sanso Kogyo Co. Ltd.	4,000	81,077
	Koito Manufacturing Co. Ltd.	168,400	9,554,707
#	Kojima Co. Ltd.	187,200	964,012
	Kokusai Co. Ltd.	13,700	81,837
	Kokuyo Co. Ltd.	351,564	5,350,404
	KOMAIHALTEC, Inc.	19,300	276,865
	Komatsu Ltd.	899,800	23,566,931
	Komatsu Matere Co. Ltd.	135,000	1,080,255
	Komatsu Wall Industry Co. Ltd.	32,800	558,970
	KOMEDA Holdings Co. Ltd.	199,500	3,618,394
	Komehyo Holdings Co. Ltd.	35,800	586,259
	Komeri Co. Ltd.	154,400	3,565,603
	Komori Corp.	274,100	1,790,338
#	Konaka Co. Ltd.	268,780	783,582
	Konami Holdings Corp.	173,162	9,529,200
	Kondotec, Inc.	64,100	549,911
	Konica Minolta, Inc.	1,657,200	8,202,622
	Konishi Co. Ltd.	107,000	1,664,279

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Konoike Transport Co. Ltd.	117,400	$1,285,029
	Konoshima Chemical Co. Ltd.	39,300	1,009,323
#*	Kosaido Co. Ltd.	74,600	649,733
	Kose Corp.	3,500	406,440
	Kozo Keikaku Engineering, Inc.	6,200	141,133
	Krosaki Harima Corp.	36,800	1,523,257
	KRS Corp.	38,300	667,376
	K’s Holdings Corp.	750,180	7,743,892
	KU Holdings Co. Ltd.	51,000	478,277
	Kubota Corp., Sponsored ADR	43,382	4,644,043
	Kubota Corp.	198,600	4,230,775
	Kumagai Gumi Co. Ltd.	224,100	5,546,799
#	Kumiai Chemical Industry Co. Ltd.	317,665	2,368,801
	Kurabo Industries Ltd.	83,300	1,387,861
	Kuraray Co. Ltd.	1,412,200	12,779,072
	Kureha Corp.	86,300	5,608,450
	Kurimoto Ltd.	44,100	630,024
	Kurita Water Industries Ltd.	209,800	10,362,344
	Kuriyama Holdings Corp.	54,600	476,719
#	Kusuri no Aoki Holdings Co. Ltd.	43,800	2,915,567
	KYB Corp.	149,800	4,008,772
	Kyocera Corp.	217,230	12,718,154
	Kyoden Co. Ltd.	156,200	728,510
	Kyodo Printing Co. Ltd.	36,200	833,443
	Kyoei Steel Ltd.	103,500	1,277,079
#	Kyokuto Boeki Kaisha Ltd.	29,559	676,271
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	2,080,095
	Kyokuto Securities Co. Ltd.	118,700	794,771
	Kyokuyo Co. Ltd.	45,200	1,211,606
	KYORIN Holdings, Inc.	201,000	3,087,540
	Kyoritsu Printing Co. Ltd.	170,500	253,478
	Kyosan Electric Manufacturing Co. Ltd.	189,500	797,346
	Kyowa Electronic Instruments Co. Ltd.	106,500	380,654
	Kyowa Exeo Corp.	233,748	5,402,865
	Kyowa Kirin Co. Ltd.	9,100	299,281
	Kyowa Leather Cloth Co. Ltd.	58,800	352,713
	Kyudenko Corp.	165,000	5,233,818
	Kyushu Electric Power Co., Inc.	630,400	4,440,779
	Kyushu Financial Group, Inc.	1,542,948	5,195,981
	Kyushu Railway Co.	194,300	4,349,320
	LAC Co. Ltd.	59,000	412,938
	Lacto Japan Co. Ltd.	24,400	574,533
#*	Laox Co. Ltd.	62,199	102,176
	Lasertec Corp.	108,500	23,535,344
	Lawson, Inc.	183,300	8,864,314
	LEC, Inc.	125,100	1,143,873
	Legs Co. Ltd.	3,100	44,328
	Life Corp.	80,400	2,639,078
*	LIFULL Co. Ltd.	234,500	735,904
#	LIKE, Inc.	34,600	539,784
	Linical Co. Ltd.	43,100	303,731
	Link & Motivation, Inc.	125,100	1,321,747
	Lintec Corp.	168,500	3,761,502
	Lion Corp.	243,800	4,060,339
	LITALICO, Inc.	44,600	1,346,681
	Lixil Corp.	607,319	15,601,946
	Loadstar Capital KK	4,700	37,707
#	Locondo, Inc.	16,800	195,338
	Lonseal Corp.	5,700	75,111

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Look Holdings, Inc.	29,100	$353,474
#*	LTS, Inc.	4,200	119,170
*	M&A Capital Partners Co. Ltd.	60,400	3,406,846
	M3, Inc.	296,600	17,478,723
	Mabuchi Motor Co. Ltd.	119,000	4,102,912
	Macnica Fuji Electronics Holdings, Inc.	242,550	5,702,266
	Macromill, Inc.	176,200	1,241,773
	Maeda Kosen Co. Ltd.	116,200	3,370,387
	Maezawa Industries, Inc.	36,700	213,950
	Maezawa Kasei Industries Co. Ltd.	58,900	666,423
	Maezawa Kyuso Industries Co. Ltd.	83,300	777,124
	Makino Milling Machine Co. Ltd.	122,400	4,403,717
	Makita Corp., Sponsored ADR	1,200	55,584
	Makita Corp.	63,200	2,933,234
	Mamiya-Op Co. Ltd.	13,899	79,360
*	Management Solutions Co. Ltd.	10,000	299,198
	Mandom Corp.	13,100	190,432
	Mani, Inc.	75,800	1,292,124
	MarkLines Co. Ltd.	41,800	1,183,833
	Mars Group Holdings Corp.	59,700	867,884
	Marubeni Corp.	1,804,059	15,308,017
#	Marubun Corp.	92,400	649,475
	Marudai Food Co. Ltd.	100,800	1,499,471
	Marufuji Sheet Piling Co. Ltd.	2,700	47,494
	Maruha Nichiro Corp.	290,281	6,548,968
	Marui Group Co. Ltd.	332,200	6,518,996
	Maruichi Steel Tube Ltd.	171,000	3,885,417
#	MARUKA FURUSATO Corp.	72,976	1,288,245
	Marumae Co. Ltd.	23,900	464,544
	Marusan Securities Co. Ltd.	256,900	1,353,845
	Maruwa Co. Ltd.	57,700	6,467,419
#	Maruwa Unyu Kikan Co. Ltd.	184,000	2,576,844
	Maruyama Manufacturing Co., Inc.	15,400	206,306
	Maruzen CHI Holdings Co. Ltd.	91,800	301,587
	Maruzen Co. Ltd.	25,400	494,950
	Maruzen Showa Unyu Co. Ltd.	59,000	1,801,827
	Marvelous, Inc.	115,300	731,921
	Matching Service Japan Co. Ltd.	26,400	231,985
	Matsuda Sangyo Co. Ltd.	63,362	1,893,165
	Matsui Construction Co. Ltd.	92,100	600,083
	Matsui Securities Co. Ltd.	266,300	1,910,444
#	Matsumotokiyoshi Holdings Co. Ltd.	181,184	8,033,610
	Matsuoka Corp.	10,400	124,889
	Matsuyafoods Holdings Co. Ltd.	37,200	1,189,755
	Max Co. Ltd.	93,700	1,492,282
	Maxell Holdings Ltd.	257,400	3,097,361
	Maxvalu Tokai Co. Ltd.	25,900	593,390
*	Mazda Motor Corp.	954,100	8,581,435
#	McDonald’s Holdings Co. Japan Ltd	71,900	3,213,323
	MCJ Co. Ltd.	466,400	5,251,045
	Mebuki Financial Group, Inc.	3,274,691	6,704,981
	MEC Co. Ltd.	41,800	1,151,226
	Media Do Co. Ltd.	32,600	1,224,928
	Medical Data Vision Co. Ltd.	62,800	810,164
#	Medical System Network Co. Ltd.	162,500	1,053,793
	Medipal Holdings Corp.	504,500	9,127,526
	Medius Holdings Co. Ltd.	8,700	68,130
*	MedPeer, Inc.	40,100	1,204,929
	Megachips Corp.	99,200	3,136,473

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Megmilk Snow Brand Co. Ltd.	224,000	$4,334,375
	Meidensha Corp.	232,000	4,883,442
	Meiho Facility Works Ltd.	1,400	11,239
	Meiji Electric Industries Co. Ltd.	24,300	285,845
	MEIJI Holdings Co. Ltd.	288,720	18,220,755
#	Meiji Shipping Co. Ltd.	65,900	459,284
	Meiko Electronics Co. Ltd.	163,900	4,548,371
	Meiko Network Japan Co. Ltd.	3,300	16,484
	Meisei Industrial Co. Ltd.	167,700	999,347
	Meitec Corp.	112,400	6,760,582
	Meito Sangyo Co. Ltd.	39,700	606,984
	Meiwa Corp.	106,000	768,281
	Meiwa Estate Co. Ltd.	67,400	364,182
	Melco Holdings, Inc.	5,900	243,830
#	Members Co. Ltd.	25,200	766,504
	Menicon Co. Ltd.	267,800	10,054,349
*	Mercari, Inc.	500	27,055
	Mercuria Holdings Co. Ltd.	38,800	251,865
	Mesco, Inc.	12,400	108,887
#	MetaReal Corp.	12,000	118,589
	METAWATER Co. Ltd.	60,400	1,022,012
#	Michinoku Bank Ltd.	89,509	687,590
	Micronics Japan Co. Ltd.	31,800	421,042
#	Midac Holdings Co. Ltd.	2,100	99,851
	Mie Kotsu Group Holdings, Inc.	271,000	1,184,476
#	Mikuni Corp.	142,900	395,058
	Milbon Co. Ltd.	72,972	4,369,126
	Mimaki Engineering Co. Ltd.	87,300	713,972
	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,454,952
	Minebea Mitsumi, Inc.	879,726	22,272,047
#	Ministop Co. Ltd.	68,400	833,698
#	Minkabu The Infonoid, Inc.	25,100	752,691
	Miraial Co. Ltd.	35,800	496,439
#*	Mirainovate Co. Ltd.	268,279	534,678
	Mirait Holdings Corp.	293,010	5,635,377
#	Miroku Jyoho Service Co. Ltd.	75,800	1,196,778
	MISUMI Group, Inc.	183,200	7,662,107
	Mitachi Co. Ltd.	7,700	68,344
	Mitani Corp.	141,600	2,191,692
#	Mitani Sekisan Co. Ltd.	7,000	444,178
#	Mito Securities Co. Ltd.	317,800	825,185
*	Mitsuba Corp.	216,100	1,208,318
	Mitsubishi Chemical Holdings Corp.	4,146,060	34,318,692
	Mitsubishi Corp.	871,700	27,718,281
	Mitsubishi Electric Corp.	1,165,300	15,649,318
	Mitsubishi Estate Co. Ltd.	449,620	6,832,868
	Mitsubishi Gas Chemical Co., Inc.	453,800	9,133,284
	Mitsubishi HC Capital, Inc.	4,111,770	20,617,236
	Mitsubishi Heavy Industries Ltd.	1,078,700	27,585,444
#	Mitsubishi Kakoki Kaisha Ltd.	30,900	637,070
	Mitsubishi Logisnext Co. Ltd.	208,800	1,920,188
	Mitsubishi Logistics Corp.	195,399	5,456,602
	Mitsubishi Materials Corp.	420,120	8,155,689
#*	Mitsubishi Motors Corp.	1,788,400	5,723,812
*	Mitsubishi Paper Mills Ltd.	133,600	421,767
	Mitsubishi Pencil Co. Ltd.	49,900	598,675
	Mitsubishi Research Institute, Inc.	33,900	1,266,154
	Mitsubishi Shokuhin Co. Ltd.	76,200	1,961,570
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	663,921

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,126,843	$6,208,905
	Mitsubishi UFJ Financial Group, Inc.	7,992,700	43,827,926
	Mitsuboshi Belting Ltd.	90,400	1,606,761
	Mitsui & Co. Ltd., Sponsored ADR	14,997	6,854,949
	Mitsui & Co. Ltd.	984,945	22,539,985
	Mitsui Chemicals, Inc.	458,589	13,635,598
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,448,267
*	Mitsui E&S Holdings Co. Ltd.	291,619	1,487,195
	Mitsui Fudosan Co. Ltd.	576,700	13,185,574
	Mitsui High-Tec, Inc.	98,200	7,585,062
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	791,222
	Mitsui Mining & Smelting Co. Ltd.	379,700	10,895,560
	Mitsui OSK Lines Ltd.	199,900	12,603,989
	Mitsui-Soko Holdings Co. Ltd.	157,800	3,165,043
	Mitsumura Printing Co. Ltd.	1,500	20,402
	Mitsuuroko Group Holdings Co. Ltd.	138,100	1,652,516
	Miura Co. Ltd.	61,000	2,346,391
	Mixi, Inc.	271,900	6,230,401
	Miyaji Engineering Group, Inc.	31,100	730,131
	Miyazaki Bank Ltd.	74,400	1,340,944
	Miyoshi Oil & Fat Co. Ltd.	41,300	483,370
	Mizuho Financial Group, Inc.	1,743,996	23,017,204
	Mizuho Leasing Co. Ltd.	167,100	5,162,842
	Mizuho Medy Co. Ltd.	13,100	302,662
	Mizuno Corp.	94,821	2,206,790
*	Mobile Factory, Inc.	19,700	188,884
	Mochida Pharmaceutical Co. Ltd.	30,498	889,365
	Modec, Inc.	96,100	1,652,929
#	Molitec Steel Co. Ltd.	55,500	209,360
	Monex Group, Inc.	956,200	6,226,706
*	Money Forward, Inc.	8,700	591,190
#	Money Partners Group Co. Ltd.	88,500	190,907
	Monogatari Corp.	47,400	2,952,737
	MonotaRO Co. Ltd.	367,400	8,373,693
#	MORESCO Corp.	35,400	372,669
	Mori-Gumi Co. Ltd.	51,800	137,585
	Morinaga & Co. Ltd.	142,300	5,028,700
	Morinaga Milk Industry Co. Ltd.	234,200	13,725,224
	Moriroku Holdings Co. Ltd.	6,800	116,712
	Morita Holdings Corp.	146,000	1,836,945
	Morito Co. Ltd.	78,700	471,426
	Morningstar Japan KK	30,300	138,046
	Morozoff Ltd.	11,099	520,717
	Mortgage Service Japan Ltd.	14,500	135,187
#	Mory Industries, Inc.	25,200	599,075
	MrMax Holdings Ltd.	121,900	636,553
	MS&AD Insurance Group Holdings, Inc.	321,874	10,398,893
	MTG Co. Ltd.	6,700	90,440
	MTI Ltd.	96,200	616,159
	Mugen Estate Co. Ltd.	70,100	302,030
#	Murata Manufacturing Co. Ltd.	457,720	33,953,006
	Musashi Seimitsu Industry Co. Ltd.	296,600	5,582,339
	Musashino Bank Ltd.	140,600	2,208,513
	Mutoh Holdings Co. Ltd.	11,700	165,183
	Nabtesco Corp.	234,500	7,610,364
#	NAC Co. Ltd.	65,800	566,865
	Nachi-Fujikoshi Corp.	102,000	3,863,779
	Nadex Co. Ltd.	7,600	52,465
	Nafco Co. Ltd.	16,400	248,074

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nagano Bank Ltd.	39,700	$376,345
	Nagano Keiki Co. Ltd.	61,000	703,674
	Nagase & Co. Ltd.	471,500	7,980,503
	Nagatanien Holdings Co. Ltd.	35,300	646,366
	Nagawa Co. Ltd.	7,700	728,612
*	Nagoya Railroad Co. Ltd.	281,799	4,656,083
	Naigai Tec Corp.	3,200	81,057
	Naigai Trans Line Ltd.	26,700	515,348
	Nakabayashi Co. Ltd.	88,700	446,049
	Nakamoto Packs Co. Ltd.	18,300	279,737
*	Nakamura Choukou Co. Ltd.	3,600	19,654
	Nakamuraya Co. Ltd.	14,400	473,490
	Nakanishi, Inc.	93,800	2,175,711
	Nakano Corp.	76,100	228,541
	Nakayama Steel Works Ltd.	116,700	443,280
	Nakayo, Inc.	6,200	73,944
#*	Namura Shipbuilding Co. Ltd.	240,448	504,347
	Nankai Electric Railway Co. Ltd.	187,200	3,715,312
	Nanto Bank Ltd.	142,101	2,449,751
	Narasaki Sangyo Co. Ltd.	13,400	245,198
	Nasu Denki Tekko Co. Ltd.	1,000	91,251
	Natori Co. Ltd.	27,000	458,549
	NEC Capital Solutions Ltd.	62,200	1,121,763
	NEC Corp.	751,980	38,502,886
	NEC Networks & System Integration Corp.	134,700	2,167,386
	NEOJAPAN, Inc.	5,700	65,750
	NET One Systems Co. Ltd.	291,700	9,565,825
	Neturen Co. Ltd.	160,700	858,750
	New Japan Chemical Co. Ltd.	166,800	453,937
	Nexon Co. Ltd.	126,100	2,146,366
	Nextage Co. Ltd.	149,900	2,747,181
	NF Holdings Corp.	11,300	145,002
	NGK Insulators Ltd.	514,500	8,567,013
	NGK Spark Plug Co. Ltd.	678,800	10,843,827
	NH Foods Ltd.	300,699	10,574,885
	NHK Spring Co. Ltd.	1,013,237	7,643,638
	Nicca Chemical Co. Ltd.	17,100	142,566
	Nice Corp.	33,700	561,196
	Nichia Steel Works Ltd.	236,101	611,903
	Nichias Corp.	335,600	8,217,159
	Nichiban Co. Ltd.	39,600	643,991
	Nichicon Corp.	249,100	2,357,351
	Nichiden Corp.	54,900	1,104,585
	Nichiha Corp.	136,900	3,935,428
	Nichi-iko Pharmaceutical Co. Ltd.	330,650	2,510,227
	Nichimo Co. Ltd.	4,800	80,531
	Nichirei Corp.	358,499	8,731,399
	Nichireki Co. Ltd.	127,300	1,510,556
	Nichirin Co. Ltd.	61,830	990,303
	Nidec Corp.	141,555	15,678,302
	Nifco, Inc.	268,700	8,571,402
	Nihon Chouzai Co. Ltd.	97,720	1,408,138
*	Nihon Dempa Kogyo Co. Ltd.	9,200	75,211
	Nihon Dengi Co. Ltd.	7,200	244,485
	Nihon Denkei Co. Ltd.	20,200	330,989
	Nihon Flush Co. Ltd.	65,000	616,792
#	Nihon House Holdings Co. Ltd.	212,700	714,452
	Nihon Kagaku Sangyo Co. Ltd.	54,300	649,695
	Nihon Kohden Corp.	143,100	4,553,334

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon M&A Center, Inc.	565,200	$17,354,119
	Nihon Nohyaku Co. Ltd.	214,000	1,006,009
	Nihon Parkerizing Co. Ltd.	272,800	2,721,819
	Nihon Plast Co. Ltd.	100,700	555,489
	Nihon Tokushu Toryo Co. Ltd.	56,000	491,825
	Nihon Trim Co. Ltd.	2,300	70,484
	Nihon Unisys Ltd.	362,700	10,190,698
#	Nihon Yamamura Glass Co. Ltd.	39,400	301,186
	Niitaka Co. Ltd.	5,000	99,154
	Nikkato Corp.	24,500	169,997
	Nikkiso Co. Ltd.	214,300	1,897,638
	Nikko Co. Ltd.	109,800	637,840
	Nikkon Holdings Co. Ltd.	260,400	5,087,518
	Nikon Corp.	764,900	8,433,598
	Nintendo Co. Ltd.	95,400	42,134,072
	Nippi, Inc.	8,500	279,213
	Nippn Corp.	268,400	3,845,827
	Nippo Corp.	220,100	7,786,242
	Nippon Air Conditioning Services Co. Ltd.	69,900	484,763
	Nippon Aqua Co. Ltd.	22,500	114,218
*	Nippon Avionics Co. Ltd.	1,400	33,651
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,600	835,840
	Nippon Carbide Industries Co., Inc.	39,800	482,155
	Nippon Carbon Co. Ltd.	43,900	1,694,790
	Nippon Chemical Industrial Co. Ltd.	24,900	640,623
*	Nippon Chemi-Con Corp.	90,800	1,706,335
	Nippon Chemiphar Co. Ltd.	10,000	190,644
	Nippon Coke & Engineering Co. Ltd.	892,500	1,193,864
	Nippon Commercial Development Co. Ltd.	61,600	935,636
	Nippon Concept Corp.	29,600	454,456
#	Nippon Concrete Industries Co. Ltd.	233,900	614,199
#	Nippon Denko Co. Ltd.	550,850	1,778,066
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,521,716
	Nippon Dry-Chemical Co. Ltd.	6,200	111,113
	Nippon Electric Glass Co. Ltd.	360,700	9,209,732
	Nippon Express Co. Ltd.	220,676	13,813,109
	Nippon Felt Co. Ltd.	15,100	58,910
#	Nippon Filcon Co. Ltd.	48,800	234,537
	Nippon Fine Chemical Co. Ltd.	53,400	1,004,738
	Nippon Gas Co. Ltd.	567,300	7,036,556
	Nippon Hume Corp.	106,300	693,252
	Nippon Kanzai Co. Ltd.	1,900	46,137
	Nippon Kayaku Co. Ltd.	372,900	3,927,411
#	Nippon Kodoshi Corp.	40,100	1,158,325
	Nippon Koei Co. Ltd.	61,700	1,873,940
	Nippon Light Metal Holdings Co. Ltd.	390,630	6,483,386
#	Nippon Paint Holdings Co. Ltd.	130,000	1,390,978
#	Nippon Paper Industries Co. Ltd.	463,602	4,752,056
	Nippon Parking Development Co. Ltd.	697,000	880,863
	Nippon Pillar Packing Co. Ltd.	97,200	2,372,628
	Nippon Piston Ring Co. Ltd.	28,500	332,842
	Nippon Rietec Co. Ltd.	6,200	86,312
	Nippon Road Co. Ltd.	36,000	2,604,158
	Nippon Sanso Holdings Corp.	301,800	7,125,065
	Nippon Seiki Co. Ltd.	201,600	2,028,221
	Nippon Seisen Co. Ltd.	13,400	552,227
#	Nippon Sharyo Ltd.	48,699	898,454
	Nippon Shinyaku Co. Ltd.	30,500	2,443,549
	Nippon Shokubai Co. Ltd.	97,400	5,088,638

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Signal Co. Ltd.	210,200	$1,817,694
	Nippon Soda Co. Ltd.	117,200	3,521,360
	Nippon Steel Corp.	1,279,279	22,429,284
	Nippon Steel Trading Corp.	73,500	3,323,654
	Nippon Suisan Kaisha Ltd.	1,961,500	11,147,798
	Nippon Systemware Co. Ltd.	34,700	761,039
	Nippon Telegraph & Telephone Corp.	591,000	16,559,189
	Nippon Thompson Co. Ltd.	311,200	1,601,168
	Nippon Tungsten Co. Ltd.	4,900	97,450
	Nippon Yakin Kogyo Co. Ltd.	66,209	1,599,645
	Nippon Yusen KK	598,031	43,092,478
	Nipro Corp.	823,400	8,367,122
	Nishimatsu Construction Co. Ltd.	249,100	7,185,331
#	Nishimatsuya Chain Co. Ltd.	129,300	1,649,778
	Nishimoto Co. Ltd.	10,000	373,487
	Nishi-Nippon Financial Holdings, Inc.	648,014	3,778,531
	Nishi-Nippon Railroad Co. Ltd.	167,000	4,113,762
	Nishio Rent All Co. Ltd.	116,100	2,870,903
	Nissan Chemical Corp.	211,500	11,771,799
*	Nissan Motor Co. Ltd.	2,056,600	10,467,804
	Nissan Shatai Co. Ltd.	290,700	2,061,823
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	270,208
	Nissei ASB Machine Co. Ltd.	32,600	1,064,171
	Nissei Plastic Industrial Co. Ltd.	67,900	648,560
	Nissha Co. Ltd.	178,500	2,924,203
	Nisshin Group Holdings Co. Ltd.	166,700	745,479
	Nisshin Oillio Group Ltd.	155,500	4,122,012
	Nisshin Seifun Group, Inc.	449,145	7,092,270
	Nisshinbo Holdings, Inc.	611,541	4,720,191
	Nissin Corp.	66,600	946,609
	Nissin Electric Co. Ltd.	248,900	3,084,641
#	Nissin Foods Holdings Co. Ltd.	43,775	3,346,154
	Nissin Sugar Co. Ltd.	64,200	959,310
	Nisso Corp.	32,200	204,123
	Nissui Pharmaceutical Co. Ltd.	60,000	512,228
	Nitori Holdings Co. Ltd.	51,600	9,479,459
	Nitta Corp.	79,300	1,817,964
	Nitta Gelatin, Inc.	53,700	293,038
	Nittan Valve Co. Ltd.	112,600	358,878
	Nittetsu Mining Co. Ltd.	39,901	2,298,295
	Nitto Boseki Co. Ltd.	40,300	1,291,717
	Nitto Denko Corp.	327,600	25,598,698
	Nitto Fuji Flour Milling Co. Ltd.	1,800	52,532
	Nitto Kogyo Corp.	118,100	1,757,257
	Nitto Kohki Co. Ltd.	47,800	794,201
	Nitto Seiko Co. Ltd.	135,900	782,305
	Nittoc Construction Co. Ltd.	122,549	754,540
	NJS Co. Ltd.	28,200	497,200
	Noda Corp.	53,100	408,250
	Noevir Holdings Co. Ltd.	52,700	2,577,819
	NOF Corp.	145,100	7,282,073
	Nohmi Bosai Ltd.	77,900	1,428,849
	Nojima Corp.	210,400	4,614,288
	NOK Corp.	388,100	4,504,971
	Nomura Co. Ltd.	194,400	1,916,673
	Nomura Holdings, Inc.	2,934,498	13,975,591
	Nomura Holdings, Inc., Sponsored ADR	301,320	1,389,085
#	Nomura Micro Science Co. Ltd.	4,100	176,136
	Nomura Real Estate Holdings, Inc.	473,900	11,553,384

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute Ltd.	239,085	$9,571,542
	Noritake Co. Ltd.	49,200	2,151,237
	Noritsu Koki Co. Ltd.	91,800	1,909,202
	Noritz Corp.	139,600	2,239,789
	North Pacific Bank Ltd.	1,308,100	2,707,201
	Nozawa Corp.	30,300	185,035
	NS Solutions Corp.	136,600	4,591,579
	NS Tool Co. Ltd.	74,800	1,002,400
#	NS United Kaiun Kaisha Ltd.	66,600	2,097,406
	NSD Co. Ltd.	164,078	3,126,425
	NSK Ltd.	1,154,347	7,756,583
*	NTN Corp.	2,216,700	4,806,980
	NTT Data Corp.	563,200	11,298,251
*	OAK Capital Corp.	213,300	176,262
	Oat Agrio Co. Ltd.	11,200	208,550
#	Obara Group, Inc.	51,800	1,661,192
	Obayashi Corp.	1,679,800	14,181,266
	OBIC Business Consultants Co. Ltd.	9,100	449,223
	Obic Co. Ltd.	18,300	3,384,102
	Odakyu Electric Railway Co. Ltd.	220,300	4,775,975
	Odawara Engineering Co. Ltd.	1,300	26,715
	Oenon Holdings, Inc.	210,000	696,488
	Ogaki Kyoritsu Bank Ltd.	179,200	2,977,950
#	Ohara, Inc.	23,700	289,030
#	Ohashi Technica, Inc.	45,000	576,962
#	Ohba Co. Ltd.	19,400	138,453
	Ohki Healthcare Holdings Co. Ltd.	2,000	15,926
	Ohsho Food Service Corp.	30,100	1,580,627
#*	OIE Sangyo Co. Ltd.	1,200	11,293
	Oiles Corp.	82,201	1,221,337
*	Oisix ra daichi, Inc.	53,500	2,240,776
	Oita Bank Ltd.	128,600	2,047,913
	Oji Holdings Corp.	3,008,400	14,911,849
	Okabe Co. Ltd.	181,700	1,091,311
	Okada Aiyon Corp.	19,400	222,035
	Okamoto Industries, Inc.	42,300	1,484,388
	Okamoto Machine Tool Works Ltd.	21,199	890,264
	Okamura Corp.	220,800	2,913,872
	Okasan Securities Group, Inc.	786,500	2,690,089
	Okaya Electric Industries Co. Ltd.	25,800	78,165
	Oki Electric Industry Co. Ltd.	504,400	4,143,206
	Okinawa Cellular Telephone Co.	31,400	1,414,766
	Okinawa Electric Power Co., Inc.	141,858	1,740,372
	Okinawa Financial Group, Inc.	107,840	2,370,682
	OKUMA Corp.	115,600	5,508,177
	Okumura Corp.	136,800	3,532,790
	Okura Industrial Co. Ltd.	47,600	880,169
	Okuwa Co. Ltd.	125,600	1,206,670
#	Olympic Group Corp.	34,400	216,693
	Olympus Corp.	1,027,900	22,267,442
	Omron Corp.	54,900	5,250,342
	Onamba Co. Ltd.	27,400	161,838
	Ono Pharmaceutical Co. Ltd.	336,500	7,060,351
	ONO Sokki Co. Ltd.	36,500	167,396
	Onoken Co. Ltd.	83,400	1,231,758
	Onward Holdings Co. Ltd.	480,200	1,420,230
	Open House Co. Ltd.	300,200	19,144,668
	Optex Group Co. Ltd.	89,760	1,143,262
#*	Optim Corp.	30,200	474,850

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Optorun Co. Ltd.	8,800	$178,384
	Oracle Corp.	29,100	2,753,571
	Organo Corp.	36,300	2,306,069
#	Orient Corp.	2,641,700	3,625,304
	Oriental Land Co. Ltd.	14,400	2,274,331
*	Oriental Shiraishi Corp.	571,300	1,348,540
#	Origin Co. Ltd.	25,500	288,010
	ORIX Corp.	1,902,400	37,812,653
	ORIX Corp., Sponsored ADR	8,803	871,585
	Oro Co. Ltd.	7,200	238,321
	Osaka Gas Co. Ltd.	294,500	4,746,744
	Osaka Organic Chemical Industry Ltd.	70,000	2,097,608
	Osaka Soda Co. Ltd.	49,799	1,265,546
	Osaka Steel Co. Ltd.	62,700	640,355
*	OSAKA Titanium Technologies Co. Ltd.	108,900	748,630
	Osaki Electric Co. Ltd.	218,700	1,078,173
	OSG Corp.	290,600	4,834,695
	Otsuka Corp.	99,800	4,915,800
	Otsuka Holdings Co. Ltd.	118,000	4,666,812
	OUG Holdings, Inc.	3,900	95,493
	Outsourcing, Inc.	355,200	6,813,921
	Oyo Corp.	99,000	1,517,094
	Ozu Corp.	4,300	72,538
	Pacific Industrial Co. Ltd.	228,300	2,325,356
	Pacific Metals Co. Ltd.	97,700	1,770,901
	Pack Corp.	50,100	1,331,009
	PAL GROUP Holdings Co. Ltd.	96,500	1,395,717
	PALTAC Corp.	69,958	3,097,725
	Pan Pacific International Holdings Corp.	406,600	8,537,333
	Panasonic Corp.	4,188,242	51,791,897
	PAPYLESS Co. Ltd.	16,100	194,870
#	Paraca, Inc.	27,500	389,020
	Paramount Bed Holdings Co. Ltd.	138,300	2,580,553
#	Paris Miki Holdings, Inc.	114,600	261,849
*	Park24 Co. Ltd.	292,400	4,478,913
	Parker Corp.	6,000	26,829
	Pasco Corp.	4,700	62,543
	Pasona Group, Inc.	107,000	2,988,054
#	PC Depot Corp.	147,040	592,251
	PCI Holdings, Inc.	16,800	156,045
	Pegasus Sewing Machine Manufacturing Co. Ltd.	104,500	421,621
	Penta-Ocean Construction Co. Ltd.	1,997,500	13,764,631
	People Dreams & Technologies Group Co. Ltd.	10,300	177,408
*	PeptiDream, Inc.	177,800	4,297,817
	Persol Holdings Co. Ltd.	245,500	6,598,707
	Pickles Corp.	30,800	485,542
	Pigeon Corp.	237,500	5,499,593
	Pilot Corp.	81,000	2,970,580
	Piolax, Inc.	125,800	1,809,684
	Plenus Co. Ltd.	25,200	428,996
	Pola Orbis Holdings, Inc.	72,900	1,556,542
	Poletowin Pitcrew Holdings, Inc.	124,900	1,126,186
#*	PR Times, Inc.	9,600	308,827
	Precision System Science Co. Ltd.	9,200	48,424
	Premium Group Co. Ltd.	34,300	938,445
*	Premium Water Holdings, Inc.	3,500	96,921
	Press Kogyo Co. Ltd.	476,300	1,387,819
#	Pressance Corp.	111,800	1,852,971
	Prestige International, Inc.	296,000	2,029,763

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prima Meat Packers Ltd.	215,199	$5,057,919
	Pronexus, Inc.	35,500	331,004
*	Prored Partners Co. Ltd.	12,900	149,077
	Pro-Ship, Inc.	8,300	119,101
	Proto Corp.	88,000	1,086,888
	PS Mitsubishi Construction Co. Ltd.	173,800	1,009,045
	Punch Industry Co. Ltd.	107,200	547,539
*	QB Net Holdings Co. Ltd.	13,100	220,215
	Qol Holdings Co. Ltd.	182,000	2,703,598
	Quick Co. Ltd.	43,100	544,044
#	Raccoon Holdings, Inc.	37,600	526,206
	Raito Kogyo Co. Ltd.	231,700	4,120,130
	Raiznext Corp.	149,400	1,614,771
	Rakus Co. Ltd.	225,600	7,150,260
	Rakuten Group, Inc.	271,900	2,976,768
#	RareJob, Inc.	12,000	131,226
	Rasa Corp.	34,900	289,337
	Rasa Industries Ltd.	54,399	890,692
#	Raysum Co. Ltd.	102,800	650,589
	Recruit Holdings Co. Ltd.	1,002,100	66,658,688
	Relia, Inc.	103,500	1,060,599
	Relo Group, Inc.	261,000	5,428,762
*	Renesas Electronics Corp.	886,500	10,905,211
	Rengo Co. Ltd.	1,050,310	7,964,633
*	RENOVA, Inc.	96,100	4,227,523
	Resona Holdings, Inc.	3,606,648	13,548,731
	Resorttrust, Inc.	417,500	7,398,578
	Restar Holdings Corp.	101,700	1,699,834
	Retail Partners Co. Ltd.	11,600	121,261
	Rheon Automatic Machinery Co. Ltd.	47,700	567,142
	Rhythm Co. Ltd.	24,800	304,433
#	Riberesute Corp.	34,000	248,702
#	Ricoh Co. Ltd.	1,093,319	10,646,561
	Ricoh Leasing Co. Ltd.	77,500	2,457,134
	Ride On Express Holdings Co. Ltd.	55,900	698,415
*	Right On Co. Ltd.	73,600	462,717
	Riken Corp.	38,500	908,281
	Riken Keiki Co. Ltd.	46,500	1,290,287
	Riken Technos Corp.	208,600	1,002,546
	Riken Vitamin Co. Ltd.	65,400	1,073,902
	Rinnai Corp.	70,100	7,197,339
	Rion Co. Ltd.	30,900	672,396
	Riso Kagaku Corp.	42,858	904,525
	Riso Kyoiku Co. Ltd.	385,650	1,611,036
	Rix Corp.	6,200	80,963
#	Rock Field Co. Ltd.	51,400	758,771
	Rohm Co. Ltd.	82,700	7,561,884
	Rohto Pharmaceutical Co. Ltd.	219,000	6,691,258
	Rokko Butter Co. Ltd.	63,900	935,855
	Roland Corp.	11,200	460,495
	Roland DG Corp.	66,800	1,754,835
	Rorze Corp.	52,700	5,051,167
	RS Technologies Co. Ltd.	16,000	870,094
	Ryobi Ltd.	139,700	1,464,529
	Ryoden Corp.	75,000	1,186,947
	Ryohin Keikaku Co. Ltd.	435,750	8,586,994
#	Ryosan Co. Ltd.	96,900	1,997,580
	Ryoyo Electro Corp.	6,600	137,438
	S Foods, Inc.	63,700	1,844,570

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	S LINE Co. Ltd.	10,600	$87,934
	S&B Foods, Inc.	1,800	70,068
	Sac’s Bar Holdings, Inc.	82,000	396,789
	Sagami Rubber Industries Co. Ltd.	28,000	258,906
	Saibu Gas Holdings Co. Ltd.	80,100	1,635,577
	Saizeriya Co. Ltd.	69,100	1,865,257
#	Sakai Chemical Industry Co. Ltd.	63,800	1,188,937
	Sakai Heavy Industries Ltd.	20,300	447,185
	Sakai Moving Service Co. Ltd.	55,900	2,301,892
	Sakata INX Corp.	178,200	1,721,443
	Sakura Internet, Inc.	79,400	409,670
	Sala Corp.	263,300	1,438,223
	SAMTY Co. Ltd.	170,700	3,795,943
	San Holdings, Inc.	37,800	495,519
	San ju San Financial Group, Inc.	100,017	1,225,211
	San-A Co. Ltd.	72,800	2,623,230
	San-Ai Oil Co. Ltd.	226,100	2,946,725
*	Sanden Holdings Corp.	4,200	10,357
	Sanei Architecture Planning Co. Ltd.	52,500	820,407
	Sangetsu Corp.	171,700	2,362,674
	San-In Godo Bank Ltd.	740,700	3,624,946
#*	Sanix, Inc.	117,300	348,296
	Sanken Electric Co. Ltd.	139,400	7,328,849
	Sanki Engineering Co. Ltd.	209,900	2,643,771
	Sanko Gosei Ltd.	115,700	417,416
	Sanko Metal Industrial Co. Ltd.	11,300	249,483
	Sankyo Co. Ltd.	208,350	5,057,053
	Sankyo Frontier Co. Ltd.	10,200	490,202
	Sankyo Seiko Co. Ltd.	163,200	829,654
	Sankyo Tateyama, Inc.	128,400	837,759
	Sankyu, Inc.	253,600	11,449,215
#	Sanoh Industrial Co. Ltd.	149,800	1,326,908
	Sanoyas Holdings Corp.	128,700	153,679
*	Sansan, Inc.	7,100	824,938
	Sansei Landic Co. Ltd.	35,100	256,780
	Sansei Technologies, Inc.	44,700	316,282
	Sansha Electric Manufacturing Co. Ltd.	43,900	420,578
	Sanshin Electronics Co. Ltd.	84,400	1,211,676
	Santec Corp.	11,900	142,890
	Santen Pharmaceutical Co. Ltd.	485,900	6,848,737
	Sanwa Holdings Corp.	829,300	9,672,667
	Sanyei Corp.	1,100	19,468
	Sanyo Chemical Industries Ltd.	59,500	2,946,125
	Sanyo Denki Co. Ltd.	44,200	2,539,306
#	Sanyo Electric Railway Co. Ltd.	48,500	853,450
	Sanyo Engineering & Construction, Inc.	32,400	191,949
	Sanyo Industries Ltd.	1,500	24,519
*	Sanyo Shokai Ltd.	52,799	419,122
	Sanyo Special Steel Co. Ltd.	100,100	1,650,757
	Sanyo Trading Co. Ltd.	114,400	1,097,907
	Sapporo Holdings Ltd.	314,700	6,828,091
	Sata Construction Co. Ltd.	46,000	195,913
	Sato Holdings Corp.	139,700	3,220,040
	Sato Shoji Corp.	42,600	446,952
#	Satori Electric Co. Ltd.	61,500	545,449
	Sawada Holdings Co. Ltd.	72,100	661,967
	Sawai Group Holdings Co. Ltd.	198,100	8,739,033
	Saxa Holdings, Inc.	21,600	272,532
	SB Technology Corp.	55,400	1,525,229

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SBI Holdings, Inc.	416,180	$10,787,163
*	SBI Insurance Group Co. Ltd.	2,700	30,093
	SBS Holdings, Inc.	113,200	4,027,473
#	Scala, Inc.	58,200	353,583
#	SCREEN Holdings Co. Ltd.	88,800	8,253,891
#	Scroll Corp.	141,300	1,072,435
	SCSK Corp.	191,277	3,870,887
#	SEC Carbon Ltd.	2,800	143,045
	Secom Co. Ltd.	100,000	6,817,246
	Seed Co. Ltd.	37,500	203,495
	Sega Sammy Holdings, Inc.	312,912	4,449,740
	Segue Group Co. Ltd.	8,200	53,490
*	Seibu Holdings, Inc.	504,500	5,510,921
	Seika Corp.	44,100	635,506
	Seikagaku Corp.	175,900	1,552,348
	Seikitokyu Kogyo Co. Ltd.	211,999	1,519,705
#	Seiko Electric Co. Ltd.	10,600	116,833
	Seiko Epson Corp.	648,300	11,543,672
	Seiko Holdings Corp.	145,600	3,070,584
	Seiko PMC Corp.	36,200	247,551
	Seino Holdings Co. Ltd.	459,300	5,564,831
	Seiren Co. Ltd.	210,500	4,248,372
	Sekisui Chemical Co. Ltd.	996,500	16,371,223
	Sekisui House Ltd.	662,700	13,778,045
	Sekisui Jushi Corp.	94,200	1,754,908
	Sekisui Kasei Co. Ltd.	123,100	614,760
	SEMITEC Corp.	4,400	454,536
#	Senko Group Holdings Co. Ltd.	625,100	5,560,038
#	Senshu Electric Co. Ltd.	33,200	1,387,636
	Senshu Ikeda Holdings, Inc.	1,055,160	1,482,439
	Senshukai Co. Ltd.	142,300	492,597
#	Septeni Holdings Co. Ltd.	25,700	108,466
	Seria Co. Ltd.	133,700	4,413,928
	Seven & I Holdings Co. Ltd.	1,086,052	45,597,637
	Seven Bank Ltd.	2,860,900	6,047,791
	SG Holdings Co. Ltd.	147,600	3,706,396
	Sharp Corp.	224,199	2,644,469
	Shibaura Electronics Co. Ltd.	42,300	2,442,110
	Shibaura Machine Co. Ltd.	116,300	2,711,072
	Shibaura Mechatronics Corp.	24,500	1,577,607
	Shibusawa Warehouse Co. Ltd.	37,500	729,655
	Shibuya Corp.	66,500	1,756,850
*	Shidax Corp.	93,800	361,962
*	SHIFT, Inc.	14,900	3,436,223
	Shiga Bank Ltd.	205,636	3,327,480
	Shikibo Ltd.	45,600	371,427
	Shikoku Bank Ltd.	174,900	1,151,276
	Shikoku Chemicals Corp.	129,700	1,593,895
#	Shikoku Electric Power Co., Inc.	322,100	2,097,768
	Shima Seiki Manufacturing Ltd.	116,200	2,234,361
	Shimadzu Corp.	132,500	5,383,107
	Shimamura Co. Ltd.	71,446	6,049,502
	Shimano, Inc.	21,400	5,970,887
	Shimizu Bank Ltd.	164,600	2,228,477
	Shimizu Corp.	1,405,300	10,296,409
	Shimojima Co. Ltd.	5,900	58,523
	Shin Nippon Air Technologies Co. Ltd.	52,200	1,123,252
	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,314,642
	Shinagawa Refractories Co. Ltd.	29,900	1,022,537

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Shindengen Electric Manufacturing Co. Ltd.	37,300	$1,328,157
	Shin-Etsu Chemical Co. Ltd.	218,700	39,001,435
	Shin-Etsu Polymer Co. Ltd.	197,700	1,785,779
#	Shin-Keisei Electric Railway Co. Ltd.	11,400	206,284
	Shinko Electric Industries Co. Ltd.	263,300	10,607,608
	Shinko Shoji Co. Ltd.	181,600	1,459,524
	Shinmaywa Industries Ltd.	300,900	2,459,280
	Shinnihon Corp.	150,500	1,101,615
#	Shinnihonseiyaku Co. Ltd.	22,500	333,481
	Shinoken Group Co. Ltd.	207,700	2,052,655
#	Shinsei Bank Ltd.	393,500	6,498,528
	Shinsho Corp.	26,500	810,458
	Shinwa Co. Ltd.	28,900	561,652
	Shinwa Co. Ltd.	22,200	142,043
	Shionogi & Co. Ltd.	94,100	6,135,344
	Ship Healthcare Holdings, Inc.	432,000	11,347,069
	Shiseido Co. Ltd.	213,600	14,252,872
	Shizuki Electric Co., Inc.	70,300	402,326
	Shizuoka Bank Ltd.	1,424,030	11,466,834
	Shizuoka Gas Co. Ltd.	285,100	3,007,345
	SHO-BOND Holdings Co. Ltd.	29,300	1,227,359
*	Shobunsha Holdings, Inc.	47,400	204,883
	Shoei Co. Ltd.	97,000	4,316,143
#	Shoei Foods Corp.	38,900	1,341,057
#	Shofu, Inc.	24,000	497,414
	Showa Denko KK	487,200	12,218,991
	Showa Sangyo Co. Ltd.	87,700	2,181,720
	Showa Shinku Co. Ltd.	17,400	235,968
	Sigma Koki Co. Ltd.	21,800	340,091
	SIGMAXYZ, Inc.	71,100	1,716,481
	Siix Corp.	175,500	1,944,179
#*	Silver Life Co. Ltd.	3,400	43,150
	Sinanen Holdings Co. Ltd.	38,300	1,175,662
	Sinfonia Technology Co. Ltd.	111,500	1,284,822
	Sinko Industries Ltd.	81,600	1,481,155
	Sintokogio Ltd.	211,600	1,390,630
	SK-Electronics Co. Ltd.	58,500	473,031
	SKY Perfect JSAT Holdings, Inc.	802,800	3,010,718
*	Skylark Holdings Co. Ltd.	572,900	7,762,561
	SMC Corp.	6,500	3,878,973
	SMK Corp.	25,099	513,559
	SMS Co. Ltd.	270,300	10,487,194
	Snow Peak, Inc.	36,800	1,942,120
	SNT Corp.	72,000	147,036
#	Soda Nikka Co. Ltd.	70,300	395,049
	Sodick Co. Ltd.	247,600	1,908,704
	Soft99 Corp.	11,800	133,195
	Softbank Corp.	712,300	9,722,664
	SoftBank Group Corp.	2,487,563	134,670,077
#	Softcreate Holdings Corp.	31,500	1,093,605
	Software Service, Inc.	7,300	460,540
	Sohgo Security Services Co. Ltd.	88,300	3,777,800
	Sojitz Corp.	711,319	11,736,085
	Soken Chemical & Engineering Co. Ltd.	27,700	431,164
	Solasto Corp.	210,100	2,542,844
	Soliton Systems KK	30,200	377,362
#	Solxyz Co. Ltd.	5,000	23,399
	Sompo Holdings, Inc.	486,200	21,084,956
	Sony Group Corp.	1,141,000	132,123,562

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sony Group Corp., Sponsored ADR	344,389	$39,876,802
	Sotetsu Holdings, Inc.	152,600	2,951,718
	Sotoh Co. Ltd.	11,700	84,537
	Space Co. Ltd.	54,860	455,352
#	Space Value Holdings Co. Ltd.	153,600	1,091,296
	Sparx Group Co. Ltd.	586,900	1,522,461
	SPK Corp.	27,700	343,034
	S-Pool, Inc.	75,100	839,793
	Sprix Ltd.	7,800	80,270
	Square Enix Holdings Co. Ltd.	78,700	4,311,190
	SRA Holdings	60,600	1,548,390
*	SRE Holdings Corp.	1,000	69,471
	ST Corp.	12,100	171,591
	St. Marc Holdings Co. Ltd.	89,700	1,206,021
	Stanley Electric Co. Ltd.	276,300	6,964,192
	Star Mica Holdings Co. Ltd.	49,500	655,179
	Star Micronics Co. Ltd.	95,500	1,253,401
	Starts Corp., Inc.	240,500	5,779,392
	Starzen Co. Ltd.	69,798	1,315,428
	St-Care Holding Corp.	78,100	622,576
	Stella Chemifa Corp.	55,300	1,388,242
	Step Co. Ltd.	29,100	453,513
	Strike Co. Ltd.	31,800	1,200,069
	Studio Alice Co. Ltd.	58,100	1,099,125
	Subaru Corp.	1,489,600	29,218,185
	Subaru Enterprise Co. Ltd.	6,100	438,393
	Sugi Holdings Co. Ltd.	71,800	5,140,974
#	Sugimoto & Co. Ltd.	42,100	887,921
	SUMCO Corp.	389,860	7,449,682
	Sumida Corp.	135,000	1,560,724
	Suminoe Textile Co. Ltd.	27,000	420,488
#	Sumiseki Holdings, Inc.	277,800	383,961
	Sumitomo Bakelite Co. Ltd.	119,200	5,357,166
	Sumitomo Chemical Co. Ltd.	5,298,452	26,101,842
	Sumitomo Corp.	832,500	11,862,843
#	Sumitomo Dainippon Pharma Co. Ltd.	264,600	3,741,856
	Sumitomo Densetsu Co. Ltd.	73,400	1,408,952
	Sumitomo Electric Industries Ltd.	1,523,600	20,222,534
	Sumitomo Forestry Co. Ltd.	829,800	15,849,968
	Sumitomo Heavy Industries Ltd.	453,896	11,685,775
	Sumitomo Metal Mining Co. Ltd.	369,400	14,329,869
	Sumitomo Mitsui Construction Co. Ltd.	1,157,880	4,913,627
	Sumitomo Mitsui Financial Group, Inc.	950,470	30,842,402
	Sumitomo Mitsui Trust Holdings, Inc.	513,073	16,876,938
#	Sumitomo Osaka Cement Co. Ltd.	180,699	5,063,342
*	Sumitomo Precision Products Co. Ltd.	17,700	362,754
	Sumitomo Realty & Development Co. Ltd.	276,500	9,992,685
	Sumitomo Riko Co. Ltd.	221,700	1,444,250
	Sumitomo Rubber Industries Ltd.	924,363	11,391,914
	Sumitomo Seika Chemicals Co. Ltd.	55,900	1,592,120
	Sumitomo Warehouse Co. Ltd.	291,900	4,692,793
	Sun Frontier Fudousan Co. Ltd.	227,400	2,133,958
#	Suncall Corp.	49,100	200,326
	Sundrug Co. Ltd.	177,500	5,194,727
	Suntory Beverage & Food Ltd.	337,200	13,084,175
	Sun-Wa Technos Corp.	58,100	785,309
#*	SuRaLa Net Co. Ltd.	18,300	335,856
#	Suruga Bank Ltd.	595,700	2,185,270
	Suzuken Co. Ltd.	216,720	6,033,039

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Suzuki Co. Ltd.	62,300	$493,094
	Suzuki Motor Corp.	404,000	18,017,132
	SWCC Showa Holdings Co. Ltd.	408,000	7,949,858
	Sysmex Corp.	147,000	18,226,648
	System Information Co. Ltd.	19,600	161,982
	System Research Co. Ltd.	2,000	35,322
	System Support, Inc.	1,700	20,575
	Systems Engineering Consultants Co. Ltd.	1,400	27,714
	Systena Corp.	295,700	5,464,465
	Syuppin Co. Ltd.	78,300	868,022
	T Hasegawa Co. Ltd.	127,292	3,108,537
	T RAD Co. Ltd.	32,800	920,732
	T&D Holdings, Inc.	897,610	11,512,437
#	T&K Toka Co. Ltd.	77,700	552,155
	Tachibana Eletech Co. Ltd.	79,580	1,075,111
	Tachikawa Corp.	49,100	539,431
#	Tachi-S Co. Ltd.	137,800	1,668,968
#	Tacmina Corp.	900	9,317
	Tadano Ltd.	513,221	5,604,409
	Taihei Dengyo Kaisha Ltd.	80,400	1,899,175
	Taiheiyo Cement Corp.	520,736	11,063,690
	Taiheiyo Kouhatsu, Inc.	33,499	196,565
	Taiho Kogyo Co. Ltd.	82,100	577,819
	Taikisha Ltd.	84,900	2,424,794
	Taiko Bank Ltd.	22,000	257,886
#	Taiko Pharmaceutical Co. Ltd.	17,100	121,472
	Taisei Corp.	657,880	20,643,698
	Taisei Lamick Co. Ltd.	20,800	500,711
	Taisho Pharmaceutical Holdings Co. Ltd.	117,500	6,305,174
	Taiyo Holdings Co. Ltd.	115,600	3,090,487
	Taiyo Yuden Co. Ltd.	502,000	25,444,583
	Takachiho Koheki Co. Ltd.	17,200	183,863
	Takadakiko Co. Ltd.	1,800	43,233
	Takamatsu Construction Group Co. Ltd.	61,000	1,070,334
#	Takamatsu Machinery Co. Ltd.	8,700	60,464
	Takamiya Co. Ltd.	126,700	498,594
	Takano Co. Ltd.	37,300	253,831
	Takaoka Toko Co. Ltd.	63,274	819,665
#	Takara & Co. Ltd.	17,400	271,971
	Takara Bio, Inc.	72,300	1,886,803
	Takara Holdings, Inc.	296,600	4,056,970
#	Takara Leben Co. Ltd.	617,900	1,683,853
	Takara Standard Co. Ltd.	162,648	2,162,322
	Takasago International Corp.	63,300	1,649,721
	Takasago Thermal Engineering Co. Ltd.	182,300	3,334,949
	Takashima & Co. Ltd.	17,900	294,189
	Takashimaya Co. Ltd.	694,700	6,432,432
*	Take & Give Needs Co. Ltd.	51,040	558,926
	TAKEBISHI Corp.	29,300	385,091
	Takeda Pharmaceutical Co. Ltd.	2,631,263	73,848,531
	Takemoto Yohki Co. Ltd.	48,800	403,176
	Takeuchi Manufacturing Co. Ltd.	171,600	4,405,719
	Takihyo Co. Ltd.	19,400	303,623
	Takisawa Machine Tool Co. Ltd.	33,900	333,280
	Takuma Co. Ltd.	222,900	2,915,846
#	Tama Home Co. Ltd.	93,400	1,924,964
#	Tamagawa Holdings Co. Ltd.	12,800	135,687
	Tamron Co. Ltd.	68,000	1,598,493
	Tamura Corp.	302,900	2,081,396

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tanabe Consulting Co. Ltd.	2,000	$12,765
	Tanabe Engineering Corp.	22,500	178,570
	Tanseisha Co. Ltd.	116,249	953,302
#	Taoka Chemical Co. Ltd.	6,500	99,654
	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	982,352
	Tayca Corp.	73,000	842,505
#	Tazmo Co. Ltd.	9,100	133,981
#	Tbk Co. Ltd.	99,000	355,133
	TBS Holdings, Inc.	124,100	1,962,957
	TDC Soft, Inc.	43,400	498,560
	TDK Corp., Sponsored ADR	140,193	5,129,662
	TDK Corp.	972,000	35,335,103
	Tear Corp.	41,400	177,334
	TechMatrix Corp.	128,000	2,029,610
	TECHNO ASSOCIE Co. Ltd.	4,200	40,999
	Techno Horizon Co. Ltd.	32,800	366,211
	Techno Medica Co. Ltd.	5,200	72,117
	Techno Ryowa Ltd.	23,570	185,002
#	Techno Smart Corp.	32,100	468,120
	TechnoPro Holdings, Inc.	373,200	11,927,193
	Tecnos Japan, Inc.	6,200	33,128
	Teijin Ltd.	1,326,550	17,805,929
	Teikoku Electric Manufacturing Co. Ltd.	56,900	723,487
	Teikoku Sen-I Co. Ltd.	68,400	1,232,861
	Teikoku Tsushin Kogyo Co. Ltd.	40,400	470,033
	Tekken Corp.	60,299	964,162
	Temairazu, Inc.	1,500	72,839
	Tenma Corp.	77,100	1,836,196
	Tenox Corp.	6,000	45,472
	Tenpo Innovation Co. Ltd.	1,600	13,207
	Teraoka Seisakusho Co. Ltd.	39,100	128,778
	Terilogy Co. Ltd.	2,600	9,156
	Terumo Corp.	455,000	20,072,681
	T-Gaia Corp.	86,000	1,532,359
	THK Co. Ltd.	205,700	4,423,297
	Tigers Polymer Corp.	46,700	173,071
	TIS, Inc.	621,800	16,939,617
	Titan Kogyo Ltd.	3,800	59,711
	TKC Corp.	88,800	2,722,271
	Toa Corp.	96,700	692,420
#	Toa Corp.	82,200	1,803,936
#	Toa Oil Co. Ltd.	43,200	1,071,690
	TOA ROAD Corp.	22,500	999,791
	Toabo Corp.	24,400	93,072
	Toagosei Co. Ltd.	510,050	5,700,359
	Tobishima Corp.	127,540	1,197,699
	Tobu Railway Co. Ltd.	143,000	3,560,360
	TOC Co. Ltd.	189,700	1,063,496
	Tocalo Co. Ltd.	388,800	4,767,792
	Tochigi Bank Ltd.	878,501	1,365,026
	Toda Corp.	866,600	5,459,275
#*	Toda Kogyo Corp.	11,900	340,739
#	Toei Animation Co. Ltd.	42,300	6,568,494
	Toei Co. Ltd.	13,200	2,589,338
	Toell Co. Ltd.	28,000	197,474
	Toenec Corp.	36,500	1,074,181
	Togami Electric Manufacturing Co. Ltd.	11,600	179,035
	Toho Bank Ltd.	968,000	1,732,788
	Toho Chemical Industry Co. Ltd.	23,000	102,902

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Co. Ltd.	36,200	$1,700,826
*	Toho Co. Ltd.	40,400	543,340
	Toho Gas Co. Ltd.	93,300	2,763,774
	Toho Holdings Co. Ltd.	264,500	4,282,247
#	Toho Titanium Co. Ltd.	188,100	1,980,645
#	Toho Zinc Co. Ltd.	65,100	1,779,468
#	Tohoku Bank Ltd.	42,900	377,854
#	Tohoku Electric Power Co., Inc.	651,600	4,227,666
	Tohoku Steel Co. Ltd.	7,300	111,159
	Tohokushinsha Film Corp.	12,200	68,418
	Tokai Carbon Co. Ltd.	694,600	9,085,876
	Tokai Corp.	71,900	1,383,076
	TOKAI Holdings Corp.	522,900	3,970,540
#	Tokai Lease Co. Ltd.	4,000	56,389
	Tokai Rika Co. Ltd.	304,800	4,266,492
	Tokai Tokyo Financial Holdings, Inc.	996,300	3,453,865
	Token Corp.	39,970	3,259,176
	Tokio Marine Holdings, Inc.	369,412	19,456,927
	Tokio Marine Holdings, Inc., ADR	61,104	3,234,235
	Tokushu Tokai Paper Co. Ltd.	42,138	1,643,173
	Tokuyama Corp.	434,299	7,437,089
*	Tokyo Base Co. Ltd.	49,100	304,648
#	Tokyo Century Corp.	169,030	9,677,953
*	Tokyo Electric Power Co. Holdings, Inc.	2,215,212	6,136,141
	Tokyo Electron Device Ltd.	36,400	2,208,633
	Tokyo Electron Ltd.	132,700	61,842,566
	Tokyo Energy & Systems, Inc.	107,000	1,038,405
	Tokyo Gas Co. Ltd.	296,100	5,138,204
	Tokyo Individualized Educational Institute, Inc.	5,100	32,225
#	Tokyo Keiki, Inc.	66,299	584,586
	Tokyo Kiraboshi Financial Group, Inc.	142,074	1,837,781
	Tokyo Ohka Kogyo Co. Ltd.	75,600	4,806,224
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	62,843
	Tokyo Radiator Manufacturing Co. Ltd.	5,100	27,091
	Tokyo Rakutenchi Co. Ltd.	10,500	374,681
*	Tokyo Rope Manufacturing Co. Ltd.	24,699	192,058
#	Tokyo Sangyo Co. Ltd.	86,400	539,076
	Tokyo Seimitsu Co. Ltd.	137,900	5,614,740
#	Tokyo Steel Manufacturing Co. Ltd.	296,100	3,294,926
	Tokyo Tatemono Co. Ltd.	700,000	10,288,882
	Tokyo Tekko Co. Ltd.	41,800	546,970
#*	Tokyo Theatres Co., Inc.	38,800	427,235
	Tokyotokeiba Co. Ltd.	56,200	2,226,729
	Tokyu Construction Co. Ltd.	479,280	3,388,943
	Tokyu Corp.	378,600	5,337,580
	Tokyu Fudosan Holdings Corp.	2,093,894	12,132,886
#*	Tokyu Recreation Co. Ltd.	8,364	362,234
	Toli Corp.	201,200	410,109
	Tomato Bank Ltd.	25,300	232,296
	Tomen Devices Corp.	12,600	643,530
	Tomoe Corp.	132,700	532,991
#	Tomoe Engineering Co. Ltd.	33,600	672,230
*	Tomoegawa Co. Ltd.	24,800	183,698
	Tomoku Co. Ltd.	52,600	887,192
	TOMONY Holdings, Inc.	819,800	2,190,216
	Tomy Co. Ltd.	560,700	5,321,736
	Tonami Holdings Co. Ltd.	25,300	999,707
	Topcon Corp.	506,900	9,037,521
	Toppan Forms Co. Ltd.	239,000	2,297,709

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toppan, Inc.	437,220	$7,057,660
	Topre Corp.	209,100	2,418,667
	Topy Industries Ltd.	78,000	817,860
	Toray Industries, Inc.	3,981,200	24,808,910
	Torex Semiconductor Ltd.	10,800	250,203
	Toridoll Holdings Corp.	200,000	4,814,925
	Torigoe Co. Ltd.	63,900	429,869
	Torii Pharmaceutical Co. Ltd.	81,700	2,121,082
#	Torishima Pump Manufacturing Co. Ltd.	90,400	698,635
	Tosei Corp.	156,800	1,507,286
	Toshiba Corp.	81,300	3,506,643
	Toshiba TEC Corp.	168,200	6,622,279
	Tosho Co. Ltd.	10,700	183,425
	Tosoh Corp.	957,300	16,121,905
#	Totech Corp.	29,200	682,557
	Totetsu Kogyo Co. Ltd.	114,500	2,491,234
	TOTO Ltd.	106,000	5,121,315
	Totoku Electric Co. Ltd.	16,300	423,966
	Tottori Bank Ltd.	37,800	369,229
	Toukei Computer Co. Ltd.	7,100	293,709
#	Tow Co. Ltd.	149,900	456,633
	Towa Bank Ltd.	205,200	910,756
	Towa Corp.	79,100	1,722,809
	Towa Pharmaceutical Co. Ltd.	151,800	3,902,591
	Toyo Construction Co. Ltd.	522,600	2,615,954
	Toyo Corp.	103,200	975,545
#	Toyo Denki Seizo KK	33,200	313,344
#*	Toyo Engineering Corp.	123,200	926,356
	Toyo Gosei Co. Ltd.	27,500	3,826,112
	Toyo Ink SC Holdings Co. Ltd.	177,000	3,117,170
	Toyo Kanetsu KK	36,600	808,190
	Toyo Machinery & Metal Co. Ltd.	68,300	323,187
	Toyo Securities Co. Ltd.	337,500	481,238
#	Toyo Seikan Group Holdings Ltd.	438,400	5,205,578
	Toyo Sugar Refining Co. Ltd.	2,900	29,894
	Toyo Suisan Kaisha Ltd.	220,600	9,505,456
	Toyo Tanso Co. Ltd.	64,200	1,745,307
	Toyo Tire Corp.	690,100	11,475,269
	Toyo Wharf & Warehouse Co. Ltd.	27,600	348,605
	Toyobo Co. Ltd.	543,977	6,531,719
	Toyoda Gosei Co. Ltd.	276,500	5,657,829
	Toyota Boshoku Corp.	385,300	7,408,180
	Toyota Industries Corp.	98,600	8,382,240
	Toyota Motor Corp., Sponsored ADR	328,031	57,920,434
	Toyota Motor Corp.	12,059,470	212,779,157
	Toyota Tsusho Corp.	403,546	17,504,280
	TPR Co. Ltd.	145,300	1,851,509
#	Traders Holdings Co. Ltd.	57,919	159,510
	Trancom Co. Ltd.	44,000	3,087,253
	Trans Genic, Inc.	15,000	71,968
#	Transaction Co. Ltd.	39,600	400,576
	Transcosmos, Inc.	16,900	509,571
	TRE Holdings Corp.	126,604	1,990,563
	Trend Micro, Inc., Sponsored ADR	3,540	201,072
	Trend Micro, Inc.	170,000	9,608,462
	Tri Chemical Laboratories, Inc.	92,400	2,763,774
	Trinity Industrial Corp.	7,900	58,095
	Trusco Nakayama Corp.	137,022	3,313,182
	TS Tech Co. Ltd.	429,000	5,740,035

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	TSI Holdings Co. Ltd.	287,890	$873,080
	Tsubaki Nakashima Co. Ltd.	182,800	2,559,739
	Tsubakimoto Chain Co.	134,700	3,980,027
	Tsubakimoto Kogyo Co. Ltd.	17,400	589,956
*	Tsudakoma Corp.	17,999	128,259
	Tsugami Corp.	319,600	4,393,917
*	Tsukada Global Holdings, Inc.	83,700	249,932
	Tsukamoto Corp. Co. Ltd.	3,700	44,636
	Tsukishima Kikai Co. Ltd.	121,400	1,241,190
#	Tsukuba Bank Ltd.	614,800	921,559
	Tsumura & Co.	116,700	3,637,004
	Tsuruha Holdings, Inc.	43,400	5,353,179
	Tsurumi Manufacturing Co. Ltd.	76,800	1,183,471
	Tsutsumi Jewelry Co. Ltd.	43,300	807,088
#	Tsuzuki Denki Co. Ltd.	12,400	197,571
	TV Asahi Holdings Corp.	123,200	1,869,576
	Tv Tokyo Holdings Corp.	65,700	1,245,813
	TYK Corp.	105,800	299,150
*	UACJ Corp.	213,814	4,955,626
	Ube Industries Ltd.	733,065	13,657,994
	Ubicom Holdings, Inc.	8,300	210,986
	Uchida Yoko Co. Ltd.	33,500	1,417,193
	Ulvac, Inc.	160,300	8,993,630
	Unicharm Corp.	106,800	4,319,291
	Uniden Holdings Corp.	31,000	867,122
	Union Tool Co.	22,900	773,498
	Unipres Corp.	225,900	1,843,050
	United Super Markets Holdings, Inc.	273,200	2,493,726
	UNITED, Inc.	58,500	872,657
*	Unitika Ltd.	337,500	1,078,102
*	Universal Entertainment Corp.	91,900	2,183,082
	UPR Corp.	2,300	58,455
	Urbanet Corp. Co. Ltd.	127,800	348,195
	Usen-Next Holdings Co. Ltd.	33,500	986,167
	User Local, Inc.	5,100	82,003
	Ushio, Inc.	448,700	8,027,414
	USS Co. Ltd.	268,600	4,329,373
	UT Group Co. Ltd.	109,200	3,493,150
	Utoc Corp.	49,200	234,393
*	Uzabase, Inc.	16,900	302,833
#	V Technology Co. Ltd.	35,000	1,319,875
	Valor Holdings Co. Ltd.	261,200	5,531,964
	Valqua Ltd.	78,700	1,588,225
	Value HR Co. Ltd.	33,400	540,011
	ValueCommerce Co. Ltd.	74,800	2,952,153
#	Valuence Holdings, Inc.	1,600	43,492
#	V-Cube, Inc.	54,600	825,633
	Vector, Inc.	111,300	1,262,893
	Vertex Corp.	35,560	946,558
*	Village Vanguard Co. Ltd.	21,700	205,546
	VINX Corp.	13,500	120,424
	Vital KSK Holdings, Inc.	250,385	1,669,740
	VT Holdings Co. Ltd.	612,200	2,739,276
	Wacoal Holdings Corp.	218,900	4,383,749
	Wacom Co. Ltd.	277,500	1,795,164
	Waida Manufacturing Co. Ltd.	7,600	76,811
#	Wakachiku Construction Co. Ltd.	63,200	1,127,580
#*	Wakamoto Pharmaceutical Co. Ltd.	9,000	26,868
	Wakita & Co. Ltd.	178,400	1,614,170

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Warabeya Nichiyo Holdings Co. Ltd.	88,100	$1,729,052
	Waseda Academy Co. Ltd.	13,000	116,359
	Watahan & Co. Ltd.	96,000	1,039,348
#	Watts Co. Ltd.	35,100	232,172
	Wavelock Holdings Co. Ltd.	19,300	113,365
	WDB Holdings Co. Ltd.	35,600	1,122,121
	Weathernews, Inc.	9,400	685,996
	Welbe, Inc.	20,500	289,829
	Welcia Holdings Co. Ltd.	120,688	4,505,453
	Wellnet Corp.	5,200	22,854
#	West Holdings Corp.	163,006	9,110,689
	West Japan Railway Co.	122,600	5,787,412
	Will Group, Inc.	100,000	1,129,871
	WIN-Partners Co. Ltd.	41,000	346,202
#	Wood One Co. Ltd.	31,800	315,940
	Workman Co. Ltd.	39,000	2,073,621
#*	World Co. Ltd.	73,300	899,676
	World Holdings Co. Ltd.	48,200	1,203,973
	Wowow, Inc.	29,300	596,613
	Xebio Holdings Co. Ltd.	129,500	1,203,481
#	YAC Holdings Co. Ltd.	46,600	387,878
	Yachiyo Industry Co. Ltd.	34,900	273,114
	Yahagi Construction Co. Ltd.	135,200	907,185
	Yaizu Suisankagaku Industry Co. Ltd.	14,700	126,636
	Yakult Honsha Co. Ltd.	42,200	2,132,289
	YAKUODO Holdings Co. Ltd.	42,500	898,045
	YAMABIKO Corp.	180,440	1,966,381
	YAMADA Consulting Group Co. Ltd.	26,900	274,399
	Yamada Holdings Co. Ltd.	2,142,272	8,186,260
	Yamae Group Holdings Co. Ltd.	3,800	38,138
	Yamagata Bank Ltd.	128,399	915,900
	Yamaguchi Financial Group, Inc.	808,900	4,515,701
	Yamaha Corp.	63,600	4,018,126
	Yamaha Motor Co. Ltd.	841,500	23,455,802
	Yamaichi Electronics Co. Ltd.	130,600	2,005,088
#	YA-MAN Ltd.	116,600	1,238,645
	Yamanashi Chuo Bank Ltd.	139,400	1,004,776
	Yamashina Corp.	175,300	121,713
	Yamatane Corp.	54,500	749,539
#	Yamato Corp.	77,600	534,450
	Yamato Holdings Co. Ltd.	470,800	11,573,768
	Yamato Kogyo Co. Ltd.	209,200	7,014,537
#	Yamaura Corp.	24,100	196,276
#	Yamaya Corp.	22,210	469,364
#	Yamazaki Baking Co. Ltd.	356,100	5,409,445
	Yamazen Corp.	228,300	2,115,253
	Yaoko Co. Ltd.	97,600	5,809,481
	Yashima Denki Co. Ltd.	41,300	346,661
	Yaskawa Electric Corp.	76,000	3,291,716
	Yasuda Logistics Corp.	75,700	644,342
#	Yasunaga Corp.	57,400	594,132
	YE DIGITAL Corp.	15,500	70,596
	Yellow Hat Ltd.	150,200	2,447,183
	Yodogawa Steel Works Ltd.	107,200	2,342,348
	Yokogawa Bridge Holdings Corp.	140,100	2,823,887
	Yokogawa Electric Corp.	545,800	10,906,305
	Yokohama Reito Co. Ltd.	257,500	1,969,038
	Yokohama Rubber Co. Ltd.	668,800	11,316,868
	Yokowo Co. Ltd.	77,900	1,731,281

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yomeishu Seizo Co. Ltd.	21,100	$335,534
	Yondenko Corp.	18,360	273,476
	Yondoshi Holdings, Inc.	69,800	1,058,844
	Yorozu Corp.	106,700	1,114,442
*	Yoshimura Food Holdings KK	4,900	33,897
	Yotai Refractories Co. Ltd.	104,900	1,181,619
	Yuasa Funashoku Co. Ltd.	2,900	77,378
	Yuasa Trading Co. Ltd.	74,100	1,980,357
	Yuken Kogyo Co. Ltd.	13,300	205,400
	Yurtec Corp.	212,300	1,243,589
	Yushin Precision Equipment Co. Ltd.	23,800	160,754
	Yushiro Chemical Industry Co. Ltd.	42,100	442,986
	Yutaka Foods Corp.	4,000	65,952
	Yutaka Giken Co. Ltd.	1,000	16,826
	Z Holdings Corp.	1,070,300	6,644,442
	Zaoh Co. Ltd.	18,400	287,564
	Zenitaka Corp.	11,800	418,245
	Zenkoku Hosho Co. Ltd.	172,600	8,340,830
#	Zenrin Co. Ltd.	156,750	1,445,288
	Zensho Holdings Co. Ltd.	314,597	7,266,124
	Zeon Corp.	632,300	7,501,598
	ZERIA Pharmaceutical Co. Ltd.	4,100	73,400
	ZOZO, Inc.	306,900	9,851,044
	Zuiko Corp.	49,800	384,387

TOTAL JAPAN			7,669,142,022

NETHERLANDS — (4.0%)
	Aalberts NV	596,870	33,035,926
Ω	ABN AMRO Bank NV	1,311,604	19,290,690
*	Accell Group NV	156,013	6,432,117
*Ω	Adyen NV	5,724	17,271,078
#	Aegon NV	4,635,944	23,514,844
	Aegon NV	548,382	2,769,329
	Akzo Nobel NV	436,938	50,211,570
*Ω	Alfen Beheer BV	2,514	283,197
#	AMG Advanced Metallurgical Group NV	103,859	3,063,331
*	Amsterdam Commodities NV	95,850	2,690,505
	APERAM SA	255,001	15,204,079
	Arcadis NV	386,190	18,823,154
	ArcelorMittal SA	841,501	28,754,097
	ASM International NV	168,914	76,447,873
	ASML Holding NV	127,591	103,718,671
	ASML Holding NV	182,526	148,371,735
	ASR Nederland NV	632,458	29,563,747
Ω	B&S Group Sarl	28,795	260,259
#*Ω	Basic-Fit NV	125,335	6,085,745
	BE Semiconductor Industries NV	534,542	48,838,826
#*	Beter Bed Holding NV	55,202	334,736
	Boskalis Westminster	414,803	12,371,180
	Brunel International NV	84,777	1,164,881
	Coca-Cola Europacific Partners PLC	172,173	9,104,567
	Corbion NV	371,889	17,658,190
Ω	Flow Traders	226,794	7,698,378
	ForFarmers NV	131,430	626,716
#*	Fugro NV	283,463	2,402,496
*Ω	GrandVision NV	218,386	7,166,501
	Heijmans NV	134,001	1,865,410
#	Heineken NV	280,727	31,073,402
*	Hunter Douglas NV	9,100	1,083,716

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	IMCD NV	156,660	$34,785,512
	ING Groep NV, Sponsored ADR	446,135	6,750,022
	ING Groep NV	2,521,492	38,248,265
*Ω	Intertrust NV	85,471	1,292,342
	JDE Peet’s NV	44,165	1,286,034
	Kendrion NV	88,406	2,045,878
	Koninklijke Ahold Delhaize NV, Sponsored ADR	11,676	380,054
	Koninklijke Ahold Delhaize NV	3,630,618	118,112,911
*	Koninklijke BAM Groep NV	1,574,015	4,568,490
	Koninklijke DSM NV	196,644	42,962,423
	Koninklijke KPN NV	13,298,640	39,735,454
	Koninklijke Philips NV	43,102	2,033,344
	Koninklijke Philips NV	509,966	24,095,893
#	Koninklijke Vopak NV	342,700	13,638,737
	Nedap NV	23,644	1,653,887
#	NN Group NV	630,677	33,713,949
*	OCI NV	313,760	8,894,627
	Ordina NV	506,759	2,112,317
	PostNL NV	1,888,916	8,198,120
	Prosus NV	179,531	15,813,625
*	QIAGEN NV	140,129	7,813,593
	Randstad NV	445,302	31,993,788
	SBM Offshore NV	797,147	12,585,574
Ω	Signify NV	697,082	33,778,075
*	Sligro Food Group NV	145,015	3,884,801
#††	SNS NV	262,485	0
	Stellantis NV	5,527,990	110,377,040
	TKH Group NV	233,298	13,290,298
*	TomTom NV	337,664	2,901,765
	Universal Music Group NV	300,594	8,727,127
	Van Lanschot Kempen NV	80,056	2,219,958
	Wolters Kluwer NV	609,770	63,854,155

TOTAL NETHERLANDS			1,418,929,004

NEW ZEALAND — (0.5%)
#*	a2 Milk Co. Ltd.	1,472,795	6,937,523
#*	Air New Zealand Ltd.	4,509,612	5,400,877
	Arvida Group Ltd.	236,048	337,560
*	Auckland International Airport Ltd.	821,208	4,707,067
	Chorus Ltd.	2,105,850	9,616,600
	Chorus Ltd., ADR	10,487	239,560
#	Comvita Ltd.	26,297	70,037
	Contact Energy Ltd.	806,589	4,732,927
	EBOS Group Ltd.	322,374	8,380,960
#*	Eroad Ltd.	30,986	117,794
	Fisher & Paykel Healthcare Corp. Ltd.	800,537	17,934,833
	Fletcher Building Ltd.	1,601,266	8,235,812
	Fletcher Building Ltd.	94,146	481,960
	Fonterra Co-operative Group Ltd.	174,954	501,848
	Freightways Ltd.	480,458	4,461,038
	Genesis Energy Ltd.	1,333,272	3,115,215
#*	Gentrack Group Ltd.	111,983	154,891
	Hallenstein Glasson Holdings Ltd.	87,955	441,516
	Heartland Group Holdings Ltd.	1,705,043	2,869,780
	Infratil Ltd.	1,765,571	10,475,973
#	Investore Property Ltd.	17,995	24,280
	Kathmandu Holdings Ltd.	1,003,458	1,142,996
	Mainfreight Ltd.	299,162	19,278,184
#	Mercury NZ Ltd.	559,819	2,462,003

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Meridian Energy Ltd.	607,011	$2,174,492
#	Napier Port Holdings Ltd.	15,243	33,433
#*	New Zealand Refining Co. Ltd.	797,237	484,546
	NZME Ltd.	1,016,313	851,049
#	NZX Ltd.	511,275	634,622
	Oceania Healthcare Ltd.	715,380	716,982
*	Pacific Edge Ltd.	119,285	125,719
	PGG Wrightson Ltd.	15,190	49,069
	Port of Tauranga Ltd.	493,999	2,443,931
#*	Pushpay Holdings Ltd.	413,239	563,492
*	Rakon Ltd.	34,527	37,886
*	Restaurant Brands New Zealand Ltd.	104,488	1,166,377
#	Ryman Healthcare Ltd.	340,433	3,523,217
#*	Sanford Ltd.	84,893	307,448
	Scales Corp. Ltd.	277,598	1,066,289
*	Serko Ltd.	20,184	113,117
	Skellerup Holdings Ltd.	462,083	2,063,121
*	SKY Network Television Ltd.	1,252,412	1,702,645
	SKYCITY Entertainment Group Ltd.	2,917,772	6,690,785
	Spark New Zealand Ltd.	3,601,958	11,791,630
	Steel & Tube Holdings Ltd.	731,601	624,679
	Summerset Group Holdings Ltd.	1,122,819	11,681,386
*	Synlait Milk Ltd.	148,215	382,494
#*	Tourism Holdings Ltd.	721,857	1,421,623
	TOWER Ltd.	1,378,761	627,487
#	Trustpower Ltd.	141,110	751,533
	Turners Automotive Group Ltd.	9,552	29,835
	Vector Ltd.	418,712	1,228,392
*	Vista Group International Ltd.	312,746	567,262
	Warehouse Group Ltd.	361,927	1,045,726
	Z Energy Ltd.	1,694,807	4,374,074

TOTAL NEW ZEALAND			171,395,575

NORWAY — (0.9%)
#	2020 Bulkers Ltd.	46,038	621,223
	ABG Sundal Collier Holding ASA	2,153,116	2,374,757
*	Adevinta ASA	9,367	154,726
	AF Gruppen ASA	65,843	1,535,642
#*	Akastor ASA	705,716	490,918
	Aker ASA, Class A	22,982	2,118,263
#	Aker BP ASA	304,758	11,694,146
*	Aker Solutions ASA	1,099,425	3,119,897
	American Shipping Co. ASA	252,155	932,153
*	Archer Ltd.	322,252	185,591
*	ArcticZymes Technologies ASA	31,592	332,269
	Atea ASA	375,218	7,011,318
#*	Atlantic Sapphire ASA	3,477	17,520
	Austevoll Seafood ASA	389,851	5,278,035
#*	Axactor SE	795,078	765,650
*	B2Holding ASA	771,064	845,389
	Bakkafrost P/F	32,862	3,039,864
	Bank Norwegian ASA	559,086	6,933,809
	Belships ASA	280,476	469,962
	Bonheur ASA	96,470	3,813,399
	Borregaard ASA	499,645	12,133,102
	Bouvet ASA	15,782	126,455
#*	BW Energy Ltd.	225,752	739,175
Ω	BW LPG Ltd.	588,577	3,145,625
	BW Offshore Ltd.	647,507	2,108,650

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*Ω	Crayon Group Holding ASA	42,657	$996,163
#	DNB Bank ASA	929,270	22,113,535
*	DNO ASA	2,693,036	3,926,892
Ω	Elkem ASA	96,862	385,014
#*	Ensurge Micropower ASA	134,431	11,270
Ω	Entra ASA	157,589	3,933,533
	Equinor ASA	1,582,273	40,092,152
	Equinor ASA, Sponsored ADR	567,569	14,433,280
Ω	Europris ASA	623,729	4,618,694
Ω	Fjordkraft Holding ASA	22,615	134,646
	FLEX LNG Ltd.	137,680	2,782,955
#	Frontline Ltd.	469,150	4,170,059
	Gjensidige Forsikring ASA	117,681	2,930,096
*	Golar LNG Ltd.	19,800	257,994
	Golden Ocean Group Ltd.	355,632	3,216,408
#*	Grieg Seafood ASA	255,450	2,840,749
	Hafnia Ltd.	103,203	219,986
*	Hexagon Composites ASA	222,565	896,481
	Hunter Group ASA	209,000	80,510
*	IDEX Biometrics ASA	335,981	100,894
	Itera ASA	52,344	91,985
Ω	Kid ASA	49,540	663,407
	Kitron ASA	224,105	476,442
	Komplett Bank ASA	67,949	61,467
#*	Kongsberg Automotive ASA	3,826,671	1,367,550
	Kongsberg Gruppen ASA	133,549	4,382,684
	Leroy Seafood Group ASA	287,244	2,611,536
*	Magnora ASA	10,205	22,692
	Medistim ASA	1,901	85,280
	Mowi ASA	320,775	9,301,558
*	MPC Container Ships AS	307,243	728,122
Ω	Multiconsult ASA	12,043	259,437
*	Nekkar ASA	51,787	59,931
#*	NEL ASA	1,897,216	4,016,910
#*	Nordic Nanovector ASA	80,041	252,705
#*	Nordic Semiconductor ASA	114,609	3,405,056
	Norsk Hydro ASA	2,263,338	16,625,271
*Ω	Norske Skog ASA	102,711	422,302
	Norway Royal Salmon ASA	68,227	1,436,535
*	Norwegian Energy Co. ASA	1,458	28,293
	Ocean Yield ASA	280,440	1,362,509
#*	Odfjell Drilling Ltd.	458,709	1,158,994
*	Odfjell SE, Class A	47,975	179,501
Ω	Okeanis Eco Tankers Corp.	22,738	245,093
	Olav Thon Eiendomsselskap ASA	22,385	492,433
	Orkla ASA	365,420	3,554,224
*	Otello Corp. ASA	423,911	1,440,638
	Pareto Bank ASA	14,128	103,153
#*	PGS ASA	2,033,006	830,475
*	PhotoCure ASA	6,050	85,373
#*Ω	poLight ASA	1,753	23,926
	Protector Forsikring ASA	219,848	2,547,949
*	Q-Free ASA	45,843	43,781
#*	REC Silicon ASA	1,428,121	2,593,680
	Salmar ASA	73,548	5,611,012
*	SATS ASA	107,720	273,132
Ω	Sbanken ASA	66,959	785,454
Ω	Scatec ASA	143,956	2,839,527
	Schibsted ASA, Class A	31,819	1,643,933

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Schibsted ASA, Class B	43,976	$1,994,718
*	Self Storage Group ASA	2,994	10,209
	Selvaag Bolig ASA	191,062	1,175,945
*Ω	Shelf Drilling Ltd.	184,356	132,529
*	Solon Eiendom ASA	45,635	208,433
	Sparebank 1 Oestlandet	11,051	182,086
	SpareBank 1 Sorost-Norge	1,122	7,705
	SpareBank 1 SR-Bank ASA	576,065	8,834,937
	Storebrand ASA	1,350,482	14,484,095
	Subsea 7 SA	838,276	7,524,785
	Telenor ASA	526,041	8,311,713
	TGS ASA	467,937	4,315,606
	Tomra Systems ASA	309,498	20,003,077
	Treasure ASA	264,434	470,681
*	Ultimovacs ASA	6,876	102,943
	Veidekke ASA	335,308	4,831,789
*	Vow ASA	20,601	56,218
#*	Vow Green Metals AS	20,601	10,911
*	Wallenius Wilhelmsen ASA	287,819	1,318,510
	Wilh Wilhelmsen Holding ASA, Class A	48,941	1,083,326
#Ω	XXL ASA	496,350	822,303
	Yara International ASA	256,064	13,382,638

TOTAL NORWAY			339,507,956

PORTUGAL — (0.2%)
	Altri SGPS SA	501,595	3,250,138
*	Banco Comercial Portugues SA, Class R	38,201,516	6,892,155
††	Banco Espirito Santo SA	3,375,184	0
	CTT-Correios de Portugal SA	546,469	3,003,135
	EDP - Energias de Portugal SA	1,768,729	9,980,301
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	409,650
	EDP Renovaveis SA	224,680	6,257,053
	Galp Energia SGPS SA	1,696,965	17,627,974
*	Greenvolt-Energias Renovaveis SA	9,119	71,623
	Jeronimo Martins SGPS SA	640,853	14,518,302
#*	Mota-Engil SGPS SA	644,243	1,005,690
	Navigator Co. SA	1,158,557	4,528,288
	NOS SGPS SA	1,575,603	6,147,015
#*	Novabase SGPS SA	12,258	66,799
	REN - Redes Energeticas Nacionais SGPS SA	1,006,275	3,065,592
	Sonae SGPS SA	6,028,034	6,635,560

TOTAL PORTUGAL			83,459,275

SINGAPORE — (0.8%)
*††	Abterra Ltd.	189,000	1,023
	Accordia Golf Trust	1,937,600	0
#	AEM Holdings Ltd.	954,600	2,973,005
*	Amara Holdings Ltd.	248,000	69,170
	Ascendas India Trust	1,847,000	1,908,221
	Avarga Ltd.	1,457,400	318,365
*	Banyan Tree Holdings Ltd.	733,700	185,189
#*††	Best World International Ltd.	1,252,500	234,803
	Bonvests Holdings Ltd.	51,600	35,992
#	Boustead Projects Ltd.	147,404	110,295
	Boustead Singapore Ltd.	1,206,267	913,331
	Bukit Sembawang Estates Ltd.	678,300	2,632,680
#	Bund Center Investment Ltd.	316,000	120,316
*	Capitaland Investment Ltd.	1,581,600	4,034,634

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*	Centurion Corp. Ltd.	1,091,800	$267,331
#	China Aviation Oil Singapore Corp. Ltd.	1,190,400	883,631
	China Sunsine Chemical Holdings Ltd.	3,162,900	1,195,654
#	Chip Eng Seng Corp. Ltd.	2,465,400	784,498
	City Developments Ltd.	718,900	3,902,520
#	Civmec Ltd.	303,700	159,708
#	ComfortDelGro Corp. Ltd.	5,360,269	6,212,486
*	COSCO Shipping International Singapore Co. Ltd.	1,925,000	392,726
*	Creative Technology Ltd.	27,000	42,525
#	CSE Global Ltd.	1,460,500	557,730
	Dairy Farm International Holdings Ltd.	363,900	1,300,149
	DBS Group Holdings Ltd.	1,206,734	28,198,786
#	Del Monte Pacific Ltd.	2,090,682	603,188
#	Delfi Ltd.	350,900	200,173
††	DMX Technologies Group Ltd.	256,000	0
#*††	Ezion Holdings Ltd.	4,315,348	25,921
#*††	Ezra Holdings Ltd.	3,719,565	5,682
	Far East Orchard Ltd.	839,336	692,394
	First Resources Ltd.	2,627,600	3,466,279
#	Food Empire Holdings Ltd.	941,600	572,727
#	Frasers Property Ltd.	1,089,100	945,793
	Frencken Group Ltd.	1,531,700	2,599,897
	Fu Yu Corp. Ltd.	2,511,800	539,909
*	Gallant Venture Ltd.	2,485,000	237,607
#	Genting Singapore Ltd.	2,399,700	1,387,512
	Geo Energy Resources Ltd.	3,320,700	839,956
	GK Goh Holdings Ltd.	14,200	11,895
	Golden Agri-Resources Ltd.	27,271,169	5,348,547
*	Golden Energy & Resources Ltd.	673,700	177,431
*	GP Industries Ltd.	174,000	76,125
	Great Eastern Holdings Ltd.	65,800	1,050,888
	GSH Corp. Ltd.	52,560	6,665
#	GuocoLand Ltd.	1,088,521	1,372,830
#*	Halcyon Agri Corp. Ltd.	865,546	170,015
	Hanwell Holdings Ltd.	215,900	65,673
	Haw Par Corp. Ltd.	188,400	1,760,652
	Hiap Hoe Ltd.	128,000	62,615
	Ho Bee Land Ltd.	1,013,100	2,116,743
#	Hong Fok Corp. Ltd.	2,177,488	1,274,267
#	Hong Leong Asia Ltd.	2,852,000	1,781,898
	Hong Leong Finance Ltd.	27,300	48,776
	Hongkong Land Holdings Ltd.	1,171,900	6,471,548
	Hotel Grand Central Ltd.	183,373	142,926
	Hour Glass Ltd.	341,100	494,792
	Hutchison Port Holdings Trust	25,010,100	5,387,426
	Hwa Hong Corp. Ltd.	280,000	70,824
#*††	Hyflux Ltd.	2,064,700	127,082
	iFAST Corp. Ltd.	388,900	2,501,305
#*	Indofood Agri Resources Ltd.	10,819,700	2,649,314
#	InnoTek Ltd.	346,800	197,699
#	Japfa Ltd.	3,243,580	1,653,223
	Jardine Cycle & Carriage Ltd.	320,497	5,357,815
††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
#††	k1 Ventures Ltd.	657,240	0
	Keppel Corp. Ltd.	2,171,200	8,664,363
	Keppel Infrastructure Trust	7,820,050	3,075,515
	KSH Holdings Ltd.	555,650	148,329
#	Low Keng Huat Singapore Ltd.	293,000	104,255
*	Mandarin Oriental International Ltd.	177,800	413,162

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Metro Holdings Ltd.	1,709,000	$969,815
	Mewah International, Inc.	47,900	14,073
#*††	Midas Holdings Ltd.	4,664,147	124,516
#*	mm2 Asia Ltd.	2,636,000	115,701
	NetLink NBN Trust	2,006,900	1,517,382
	NSL Ltd.	75,000	45,143
*	Oceanus Group Ltd.	1,015,400	30,191
	Olam International Ltd.	2,178,675	2,746,459
#	OUE Ltd.	1,600,200	1,639,198
	Oversea-Chinese Banking Corp. Ltd.	2,167,968	18,952,000
#	Oxley Holdings Ltd.	5,796,366	859,801
	Pan-United Corp. Ltd.	335,000	75,772
	Propnex Ltd.	79,700	112,972
	Q&M Dental Group Singapore Ltd.	466,440	195,736
#	QAF Ltd.	1,193,765	775,953
#*	Raffles Education Corp. Ltd.	13,571,227	779,432
	Raffles Medical Group Ltd.	1,761,363	1,791,562
	Riverstone Holdings Ltd.	1,451,200	926,667
*	SATS Ltd.	671,792	2,089,362
#	SBS Transit Ltd.	59,400	132,698
#	Sembcorp Industries Ltd.	5,898,800	8,803,827
#*	Sembcorp Marine Ltd.	89,364,515	5,238,411
#	Sheng Siong Group Ltd.	2,695,300	2,842,205
#*	SHS Holdings Ltd.	948,600	109,011
*	SIA Engineering Co. Ltd.	245,300	395,037
#	SIIC Environment Holdings Ltd.	4,544,580	761,228
#	Sinarmas Land Ltd.	4,892,300	982,759
	Sing Holdings Ltd.	392,300	110,420
*	Singapore Airlines Ltd.	1,930,900	7,437,921
	Singapore Exchange Ltd.	1,174,700	8,430,480
#	Singapore Land Group Ltd.	542,123	1,086,568
	Singapore Post Ltd.	4,597,616	2,234,963
	Singapore Press Holdings Ltd.	6,080,900	8,973,668
	Singapore Shipping Corp. Ltd.	137,000	28,002
	Singapore Technologies Engineering Ltd.	2,281,400	6,478,778
	Singapore Telecommunications Ltd.	4,750,050	8,812,461
	Stamford Land Corp. Ltd.	1,361,200	509,696
#	StarHub Ltd.	2,431,810	2,237,332
	Straits Trading Co. Ltd.	145,300	392,035
#*††	Swiber Holdings Ltd.	1,301,500	19,689
#*	Thomson Medical Group Ltd.	1,811,600	114,262
	Tiong Woon Corp. Holding Ltd.	160,750	57,296
#	Tuan Sing Holdings Ltd.	3,433,518	1,252,321
#	UMS Holdings Ltd.	2,689,108	2,643,643
	United Overseas Bank Ltd.	881,189	17,516,570
	United Overseas Insurance Ltd.	1,900	9,811
	UOB-Kay Hian Holdings Ltd.	1,036,409	1,214,973
	UOL Group Ltd.	1,100,588	5,902,923
#	Valuetronics Holdings Ltd.	2,771,960	1,192,851
#	Venture Corp. Ltd.	888,900	12,416,425
	Vicom Ltd.	9,600	14,666
	Wee Hur Holdings Ltd.	917,300	133,509
	Wilmar International Ltd.	2,720,100	8,696,548
#	Wing Tai Holdings Ltd.	2,231,224	3,210,810
	Yangzijiang Shipbuilding Holdings Ltd.	9,110,700	9,618,609
	Yeo Hiap Seng Ltd.	64,554	41,221

TOTAL SINGAPORE			286,151,766

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (1.9%)
	Acciona SA	177,116	$34,013,876
	Acerinox SA	869,321	12,102,972
#	ACS Actividades de Construccion y Servicios SA	643,322	16,861,222
#*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	19,183	551,333
*Ω	Aena SME SA	37,853	6,216,844
	Alantra Partners SA	1,298	24,143
	Almirall SA	326,704	4,858,304
*	Amadeus IT Group SA	119,478	7,992,823
#*	Amper SA	3,841,033	858,741
	Applus Services SA	637,660	5,771,720
*	Atresmedia Corp. de Medios de Comunicacion SA	527,579	2,150,546
	Azkoyen SA	55,415	371,246
	Banco Bilbao Vizcaya Argentaria SA	4,562,702	31,930,367
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	671,340	4,679,240
*	Banco de Sabadell SA	29,306,199	23,585,533
#	Banco Santander SA	16,662,119	63,200,800
	Banco Santander SA, Sponsored ADR	435,562	1,650,780
	Bankinter SA	1,378,136	7,588,031
	CaixaBank SA	6,163,738	17,718,676
#*††	Caja de Ahorros del Mediterraneo	21,176	0
Ω	Cellnex Telecom SA	180,517	11,101,738
	Cia de Distribucion Integral Logista Holdings SA	254,164	5,416,919
	CIE Automotive SA	310,423	8,449,664
*	Construcciones y Auxiliar de Ferrocarriles SA	73,151	3,222,457
#*	Deoleo SA	34,183	13,220
*	Distribuidora Internacional de Alimentacion SA	1,983,156	36,236
#*	Duro Felguera SA	57,344	64,485
#	Ebro Foods SA	205,769	4,083,587
#*	eDreams ODIGEO SA	208,893	1,834,976
	Elecnor SA	56,818	694,070
#	Enagas SA	1,102,600	24,741,757
*	Ence Energia y Celulosa SA	799,512	2,057,640
	Endesa SA	660,412	15,230,891
*	Ercros SA	711,393	2,878,468
	Faes Farma SA	1,339,541	5,456,812
	Ferrovial SA	124,847	3,941,170
	Fluidra SA	170,867	6,525,923
	Fomento de Construcciones y Contratas SA	81,825	1,043,155
*Ω	Gestamp Automocion SA	581,739	2,600,996
Ω	Global Dominion Access SA	496,169	2,661,885
#	Grifols SA	651,603	14,924,793
	Grupo Catalana Occidente SA	130,019	4,617,842
#	Grupo Empresarial San Jose SA	85,660	425,705
#*	Grupo Ezentis SA	788,396	243,002
	Iberdrola SA	8,431,582	99,654,363
	Iberpapel Gestion SA	6,469	147,115
*	Indra Sistemas SA	760,474	9,197,427
#	Industria de Diseno Textil SA	743,481	26,932,028
	Laboratorios Farmaceuticos Rovi SA	69,881	4,902,895
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,190,116	2,389,315
	Mapfre SA	4,002,142	8,473,709
*	Mediaset Espana Comunicacion SA	1,212,258	6,322,448
*	Melia Hotels International SA	433,190	3,197,648
Ω	Metrovacesa SA	36,971	324,145
#	Miquel y Costas & Miquel SA	121,816	1,689,380
Ω	Neinor Homes SA	8,554	110,339
#*	Obrascon Huarte Lain SA	964,769	785,433
*	Oryzon Genomics SA	8,551	30,231

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Pharma Mar SA	14,264	$1,109,564
	Prim SA	5,935	99,104
*	Promotora de Informaciones SA, Class A	1,121,569	783,672
Ω	Prosegur Cash SA	49,390	33,924
	Prosegur Cia de Seguridad SA	1,241,277	3,522,382
#*	Realia Business SA	722,094	613,936
#	Red Electrica Corp. SA	743,271	15,476,198
	Repsol SA, Sponsored ADR	104,826	1,348,068
	Repsol SA	2,558,742	32,773,728
	Sacyr SA	2,262,263	6,448,451
*	Siemens Gamesa Renewable Energy SA	84,093	2,281,912
#*	Solaria Energia y Medio Ambiente SA	120,563	2,412,730
*Ω	Talgo SA	291,387	1,612,364
#*	Tecnicas Reunidas SA	59,498	538,068
	Telefonica SA, Sponsored ADR	274,294	1,193,179
	Telefonica SA	7,781,935	33,802,064
#*	Tubacex SA	319,287	635,867
#*	Tubos Reunidos SA	28,836	13,256
#Ω	Unicaja Banco SA	4,371,764	4,677,642
	Vidrala SA	63,863	6,758,558
	Viscofan SA	277,148	18,951,567
*	Vocento SA	126,195	149,798
	Zardoya Otis SA	633,620	5,094,782

TOTAL SPAIN			668,881,878

SWEDEN — (3.5%)
	AAK AB	131,564	2,877,595
Ω	AcadeMedia AB	142,183	1,019,777
	AddLife AB, Class B	131,394	5,367,958
	AddNode Group AB, Class B	8,213	340,352
	AddTech AB, Class B	790,340	17,681,629
	AFRY AB	293,847	8,744,015
	Alfa Laval AB	368,408	15,802,790
Ω	Alimak Group AB	110,336	1,496,879
Ω	Ambea AB	111,523	774,377
*	Annehem Fastigheter AB, Class B	225,311	966,772
*	AQ Group AB	1,383	45,944
*	Arise AB	42,095	211,036
	Arjo AB, Class B	693,317	9,454,942
	Assa Abloy AB, Class B	315,904	9,269,461
	Atlas Copco AB, Class A	564,146	36,330,260
#	Atlas Copco AB, Class B	327,827	17,766,195
	Atrium Ljungberg AB, Class B	117,423	2,696,315
*Ω	Attendo AB	193,523	831,669
	Avanza Bank Holding AB	371,655	14,775,388
	Axfood AB	271,797	6,663,960
*	Balco Group AB	4,953	73,361
	Beijer Alma AB	157,289	3,947,201
*	Beijer Electronics Group AB	9,204	81,332
#	Beijer Ref AB, Class B	482,397	9,899,240
	Bergman & Beving AB	126,274	2,279,090
	Betsson AB, Class B	729,014	5,088,533
*	BHG Group AB	21,756	250,865
*	BICO Group AB, Class B	33,396	1,674,574
#	Bilia AB, Class A	686,833	12,212,899
	BillerudKorsnas AB	577,185	12,089,697
	BioGaia AB, Class B	90,115	5,557,786
	Biotage AB	216,840	7,016,954
#	Bjorn Borg AB	73,618	323,838

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Boliden AB	870,967	$30,705,247
	Bonava AB, Class B	411,273	4,063,051
#*Ω	Boozt AB	49,339	831,173
Ω	Bravida Holding AB	307,803	4,629,769
	Bufab AB	126,094	5,378,715
	Bulten AB	90,673	816,013
	Bure Equity AB	304,205	14,120,384
	Byggmax Group AB	439,785	3,770,372
#	Castellum AB	240,884	6,420,432
	Catella AB	25,564	114,634
	Catena AB	53,961	3,287,705
#*	Catena Media PLC	101,488	676,154
*	Cavotec SA	3,925	10,389
	Cellavision AB	4,077	185,738
#	Clas Ohlson AB, Class B	201,145	2,165,672
	Cloetta AB, Class B	1,276,661	4,055,412
*	Collector AB	171,312	843,861
	Concentric AB	239,555	7,050,486
Ω	Coor Service Management Holding AB	262,955	2,554,532
	Corem Property Group AB, Class B	2,111,269	7,007,530
	Dios Fastigheter AB	289,707	3,370,587
Ω	Dometic Group AB	837,677	12,217,900
*	Doro AB	102,906	800,581
*	Duni AB	151,039	2,103,487
#Ω	Dustin Group AB	309,926	3,790,737
	Eastnine AB	116,308	2,024,390
	Elanders AB, Class B	33,097	571,146
#	Electrolux AB, Class B	644,335	14,660,253
*	Electrolux Professional AB, Class B	662,776	5,120,626
#	Elekta AB, Class B	454,631	5,293,921
*Ω	Eltel AB	80,003	162,947
*	Enea AB	51,771	1,427,756
#	Epiroc AB, Class A	553,643	13,775,451
	Epiroc AB, Class B	327,620	6,959,909
	Essity AB, Class A	32,337	1,048,093
	Essity AB, Class B	703,919	22,801,119
Ω	Evolution AB	40,895	6,638,968
	eWork Group AB	24,860	317,630
	Fabege AB	198,564	3,360,997
	Fagerhult AB	241,032	1,931,367
*	Fastighets AB Balder, Class B	82,921	6,012,433
	Fastighets AB Trianon	2,628	71,338
#	FastPartner AB, Class A	22,905	326,358
	FastPartner AB, Class D	1,819	17,048
	Fenix Outdoor International AG	6,714	988,432
	Ferronordic AB	33,336	1,140,191
*	Fingerprint Cards AB, Class B	34,018	81,415
#	G5 Entertainment AB	11,726	643,170
	GARO AB	25,129	631,748
	Getinge AB, Class B	453,990	20,316,889
	GHP Specialty Care AB	42,955	128,592
	Granges AB	595,369	6,493,632
*Ω	Green Landscaping Group AB	3,228	31,712
#	H & M Hennes & Mauritz AB, Class B	699,905	13,167,193
*	Haldex AB	286,883	1,717,298
	Heba Fastighets AB, Class B	6,649	108,940
	Hexagon AB, Class B	375,731	6,046,900
	Hexatronic Group AB	14,635	642,289
	Hexpol AB	687,035	8,040,134

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	HMS Networks AB	38,312	$2,187,550
#*Ω	Hoist Finance AB	391,804	1,379,896
	Holmen AB, Class B	174,219	7,734,644
	Hufvudstaden AB, Class A	156,396	2,502,531
*	Humana AB	77,725	648,570
	Husqvarna AB, Class A	104,942	1,505,913
#	Husqvarna AB, Class B	1,103,828	15,730,558
	ICA Gruppen AB	96,414	4,988,875
#	Industrivarden AB, Class A	17,809	587,487
	Indutrade AB	618,570	18,032,206
	Instalco AB	57,423	3,052,542
#*	International Petroleum Corp.	370,264	2,091,261
	Intrum AB	264,978	7,521,263
	Inwido AB	294,078	5,391,563
*	ITAB Shop Concept AB	23,230	37,346
	JM AB	390,280	15,812,805
*	John Mattson Fastighetsforetagen AB	3,077	63,125
	Karnov Group AB	11,882	76,344
*	Karo Pharma AB	10,317	67,989
*	K-fast Holding AB	7,663	70,250
#	Kindred Group PLC	841,467	11,824,520
	KNOW IT AB	133,891	5,389,869
#	Kungsleden AB	511,554	7,035,250
	Lagercrantz Group AB, Class B	738,707	9,891,396
Ω	LeoVegas AB	150,357	569,009
	Lifco AB, Class B	173,330	5,054,006
	Lime Technologies AB	1,004	40,589
	Lindab International AB	449,110	14,714,094
	Loomis AB, Class B	547,033	14,763,118
	Lundin Energy AB	188,014	7,425,315
	Medicover AB, Class B	46,624	1,413,544
*	Mekonomen AB	218,864	4,515,386
	Midsona AB, Class B	6,397	39,874
*	Millicom International Cellular SA	459,492	16,089,289
	MIPS AB	79,389	9,611,750
*	Modern Times Group MTG AB, Class B	144,357	1,655,319
	Momentum Group AB, Class B	112,900	2,900,543
Ω	Munters Group AB	99,968	739,775
	Mycronic AB	275,741	6,398,836
	NCAB Group AB	207	16,470
	NCC AB, Class B	223,627	3,874,641
	Nederman Holding AB	11,596	255,771
*	Nelly Group AB	46,663	161,765
*	Net Insight AB, Class B	954,167	359,129
*	New Wave Group AB, Class B	290,905	4,937,238
	Nibe Industrier AB, Class B	489,404	7,279,231
	Nobia AB	654,068	4,031,295
Ω	Nobina AB	766,322	7,340,209
	Nolato AB, Class B	1,295,940	17,134,158
*	Nordic Entertainment Group AB, Class B	134,121	7,777,390
	Nordic Waterproofing Holding AB	63,108	1,876,413
*	Note AB	1,400	29,490
	NP3 Fastigheter AB	31,513	1,119,364
	Nyfosa AB	483,621	8,162,750
	OEM International AB, Class B	47,342	1,064,964
*	Orexo AB	2,136	7,965
*	Oscar Properties Holding AB	66,325	110,306
*	Pandox AB, Class B	302,606	5,332,674
	Peab AB, Class B	1,126,556	14,160,399

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Platzer Fastigheter Holding AB, Class B	49,902	$813,209
	Prevas AB, Class B	4,005	46,084
#	Pricer AB, Class B	494,193	1,478,595
	Proact IT Group AB	112,563	1,135,112
#*	Qliro AB	46,662	146,513
	Ratos AB, Class B	1,321,499	7,608,146
*	RaySearch Laboratories AB	113,444	806,571
	Rejlers AB	2,119	36,253
Ω	Resurs Holding AB	207,941	1,120,577
	Rottneros AB	362,655	422,512
	Saab AB, Class B	218,819	6,100,281
	Sagax AB, Class A	758	29,588
	Sagax AB, Class B	122,766	4,804,990
	Samhallsbyggnadsbolaget i Norden AB	2,283,946	15,311,028
	Samhallsbyggnadsbolaget i Norden AB, Class D	51,312	186,691
	Sandvik AB	889,695	22,561,514
#*	SAS AB	12,878,090	2,241,494
	Scandi Standard AB	300,827	1,499,898
#*Ω	Scandic Hotels Group AB	406,391	1,965,709
*	Sdiptech AB, Class B	4,576	238,592
	Sectra AB, Class B	200,053	4,868,574
#	Securitas AB, Class B	857,664	14,208,643
	Semcon AB	54,130	776,109
#*	Sensys Gatso Group AB	1,915,781	216,170
*Ω	Sinch AB	48,872	930,267
	Sintercast AB	725	12,691
	Skandinaviska Enskilda Banken AB, Class A	1,234,100	19,298,642
#	Skandinaviska Enskilda Banken AB, Class C	14,509	232,426
	Skanska AB, Class B	954,024	24,256,907
	SKF AB, Class A	33,443	788,003
	SKF AB, Class B	949,184	22,044,975
*	SkiStar AB	223,959	4,671,813
*	SSAB AB, Class A	89,315	509,795
*	SSAB AB, Class A	704,855	4,016,501
*	SSAB AB, Class B	505,629	2,523,766
*	SSAB AB, Class B	1,238,250	6,188,969
*	Starbreeze AB	314,658	44,822
*	Stendorren Fastigheter AB	4,494	131,513
	Svenska Cellulosa AB SCA, Class A	44,437	701,465
	Svenska Cellulosa AB SCA, Class B	1,021,410	15,959,593
	Svenska Handelsbanken AB, Class A	1,127,638	12,925,365
#	Svenska Handelsbanken AB, Class B	30,006	379,090
	Sweco AB, Class B	405,579	6,458,165
#	Swedbank AB, Class A	699,674	15,175,018
	Swedish Match AB	1,942,131	17,124,152
*	Swedish Orphan Biovitrum AB	296,979	8,070,500
#	Systemair AB	79,760	769,850
	Tele2 AB, Class B	1,625,347	22,971,611
#	Telefonaktiebolaget LM Ericsson, Class A	46,380	508,137
	Telefonaktiebolaget LM Ericsson, Class B	3,764,580	41,091,916
#	Telia Co. AB	4,257,591	16,769,991
	Tethys Oil AB	87,108	634,197
	TF Bank AB	6,136	147,873
Ω	Thule Group AB	282,490	16,322,418
	Trelleborg AB, Class B	353,176	8,083,362
	Troax Group AB	106,600	4,364,322
	VBG Group AB, Class B	1,127	21,774
	Vitec Software Group AB, Class B	17,394	1,026,604
	Vitrolife AB	68,071	4,430,261

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Volati AB	6,520	$145,891
	Volvo AB, Class A	375,732	8,882,727
	Volvo AB, Class B	2,990,796	69,742,821
	Wallenstam AB, Class B	255,502	4,484,393
	Wihlborgs Fastigheter AB	343,364	8,140,557
	XANO Industri AB, Class B	802	32,475

TOTAL SWEDEN			1,241,507,823

SWITZERLAND — (6.9%)
	ABB Ltd.	934,307	30,909,887
	Adecco Group AG	540,572	27,234,034
	Alcon, Inc.	232,942	19,418,012
	Alcon, Inc.	541,064	44,864,224
	Allreal Holding AG	77,704	16,434,065
	ALSO Holding AG	31,961	9,484,891
*	ams AG	510,757	10,112,128
*	APG SGA SA	5,349	1,208,887
	Arbonia AG	250,748	5,451,714
*	Aryzta AG	4,506,042	5,892,172
*	Ascom Holding AG	138,369	2,153,788
*	Autoneum Holding AG	15,742	2,464,203
	Bachem Holding AG, Class B	8,364	6,732,674
	Baloise Holding AG	175,549	27,975,498
	Banque Cantonale de Geneve	4,033	740,055
	Banque Cantonale Vaudoise	117,607	9,468,815
	Barry Callebaut AG	10,582	24,506,362
	Belimo Holding AG	26,760	15,557,875
	Bell Food Group AG	8,239	2,644,728
	Bellevue Group AG	40,833	1,833,286
	Berner Kantonalbank AG	10,312	2,371,340
	BKW AG	56,401	7,472,406
*	Bobst Group SA	59,558	4,850,042
	Bossard Holding AG, Class A	38,059	13,978,351
	Bucher Industries AG	38,395	19,377,639
	Burckhardt Compression Holding AG	8,771	3,694,186
	Burkhalter Holding AG	18,566	1,344,043
	Bystronic AG	6,247	8,589,529
	Calida Holding AG	11,642	616,961
	Carlo Gavazzi Holding AG	899	247,892
	Cembra Money Bank AG	133,116	8,886,088
#	Chocoladefabriken Lindt & Spruengli AG	97	11,652,805
#	Cicor Technologies Ltd.	8,562	548,310
	Cie Financiere Richemont SA	367,175	45,438,043
	Cie Financiere Tradition SA	3,439	418,559
#	Clariant AG	772,603	16,265,247
	Coltene Holding AG	20,543	2,597,516
	Comet Holding AG	3,403	1,266,227
#*	COSMO Pharmaceuticals NV	5,649	429,745
	Credit Suisse Group AG	1,930,668	20,082,241
	Credit Suisse Group AG, Sponsored ADR	1,122,655	11,574,569
	Daetwyler Holding AG	19,030	7,403,371
	DKSH Holding AG	138,340	11,088,601
	dormakaba Holding AG	14,005	10,380,554
*	Dottikon Es Holding AG	2,031	745,843
*	Dufry AG	238,574	12,631,597
	EFG International AG	566,354	3,972,165
	Emmi AG	9,354	9,761,095
	EMS-Chemie Holding AG	11,257	11,166,094
	Energiedienst Holding AG	10,168	514,727

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Evolva Holding SA	883,470	$134,966
*	Feintool International Holding AG	11,244	663,413
*	Flughafen Zurich AG	106,450	19,223,492
	Forbo Holding AG	5,178	10,073,760
	Fundamenta Real Estate AG	1,508	32,524
Ω	Galenica AG	122,939	9,004,900
*	GAM Holding AG	1,095,054	1,763,838
	Geberit AG	59,452	46,429,192
	Georg Fischer AG	24,940	37,735,517
	Givaudan SA	5,241	24,695,255
	Gurit Holding AG	2,418	4,197,652
	Helvetia Holding AG	199,863	23,781,865
	Hiag Immobilien Holding AG	1,481	156,807
#*	HOCHDORF Holding AG	4,528	202,821
	Holcim Ltd.	712,354	35,534,040
	Holcim Ltd.	170,271	8,536,761
	Huber & Suhner AG	68,168	6,063,546
*	Implenia AG	80,588	1,643,652
*	Ina Invest Holding AG	16,484	332,669
	Inficon Holding AG	8,680	11,137,358
	Interroll Holding AG	3,126	15,165,780
	Intershop Holding AG	5,119	3,201,886
	Investis Holding SA	3,809	424,053
	Julius Baer Group Ltd.	803,809	58,141,176
*	Jungfraubahn Holding AG	6,218	976,005
	Kardex Holding AG	45,390	14,000,167
*	Komax Holding AG	23,251	5,926,458
#	Kudelski SA	184,312	734,921
	Kuehne + Nagel International AG	83,859	26,411,428
	Landis+Gyr Group AG	53,125	3,652,217
*	Lastminute.com NV	17,260	827,313
	LEM Holding SA	2,492	6,041,652
	Liechtensteinische Landesbank AG	33,821	1,996,782
	Logitech International SA	241,274	20,183,281
	Logitech International SA	74,738	6,205,496
	Lonza Group AG	13,472	11,071,295
	Luzerner Kantonalbank AG	8,980	4,150,146
*Ω	Medacta Group SA	5,195	869,793
*Ω	Medartis Holding AG	4,957	651,877
*Ω	Medmix AG	110,231	5,270,164
*	Meier Tobler Group AG	21,248	448,947
	Metall Zug AG	728	1,650,585
*	Meyer Burger Technology AG	1,901,616	907,504
#*	Mikron Holding AG	55,845	476,317
	Mobilezone Holding AG	179,391	2,413,983
	Mobimo Holding AG	39,303	13,245,754
	Nestle SA	2,748,677	362,570,217
	Novartis AG, Sponsored ADR	953,193	78,886,253
	Novartis AG	344,656	28,507,429
	OC Oerlikon Corp. AG	1,212,475	12,345,056
*	Orascom Development Holding AG	62,148	732,599
	Orell Fuessli AG	613	62,548
	Orior AG	29,389	3,018,302
	Partners Group Holding AG	29,533	51,592,798
	Peach Property Group AG	412	27,899
	Phoenix Mecano AG	1,664	809,738
	Plazza AG, Class A	2,576	936,905
	PSP Swiss Property AG	123,184	15,398,738
*	Rieter Holding AG	22,215	4,611,339

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Roche Holding AG	24,444	$10,513,926
	Roche Holding AG	634,350	245,743,359
	Romande Energie Holding SA	582	864,155
#	Schaffner Holding AG	1,819	564,850
	Schindler Holding AG	25,940	6,659,491
	Schweiter Technologies AG	5,770	8,286,996
*Ω	Sensirion Holding AG	20,759	2,991,812
	SFS Group AG	80,464	10,838,058
	SGS SA	9,015	26,689,078
	Siegfried Holding AG	23,897	22,985,143
	SIG Combibloc Group AG	717,525	18,765,209
	Sika AG	223,952	75,870,373
	Softwareone Holding AG	45,389	1,051,750
	Sonova Holding AG	64,709	26,813,568
	St Galler Kantonalbank AG	9,770	4,502,947
	Straumann Holding AG	5,411	11,264,063
	Sulzer AG	110,231	10,836,256
	Swatch Group AG	60,254	16,584,584
	Swatch Group AG	119,822	6,374,438
	Swiss Life Holding AG	95,420	52,344,194
	Swiss Prime Site AG	308,907	31,405,428
	Swiss Re AG	489,111	47,382,874
*	Swiss Steel Holding AG	1,787,267	686,280
	Swisscom AG	99,879	54,386,544
	Swissquote Group Holding SA	48,401	9,818,103
	Tecan Group AG	9,299	5,697,517
	Temenos AG	174,866	26,771,372
	Thurgauer Kantonalbank	1,440	166,047
#*	Tornos Holding AG	25,100	205,181
*	TX Group AG	8,346	1,378,805
*	u-blox Holding AG	40,963	2,997,772
	UBS Group AG	1,736,683	31,612,281
*	UBS Group AG	893,911	16,224,485
	Valiant Holding AG	75,350	7,458,300
*	Valora Holding AG	21,968	4,180,715
Ω	VAT Group AG	86,739	41,463,900
	Vaudoise Assurances Holding SA	5,050	2,544,676
	Vetropack Holding AG	35,370	2,177,071
	Vifor Pharma AG	148,543	19,180,728
*	Von Roll Holding AG	106,896	142,298
	Vontobel Holding AG	147,278	13,639,273
	VP Bank AG, Class A	15,795	1,778,534
	VZ Holding AG	27,325	2,773,975
*	V-ZUG Holding AG	5,941	835,922
	Walliser Kantonalbank	1,730	191,015
	Warteck Invest AG	126	331,726
	Ypsomed Holding AG	12,744	2,109,970
	Zehnder Group AG	47,987	5,165,278
	Zug Estates Holding AG, Class B	316	683,238
	Zuger Kantonalbank AG	186	1,333,313
	Zurich Insurance Group AG	110,982	49,189,502

TOTAL SWITZERLAND			2,464,798,286

UNITED KINGDOM — (12.6%)
	3i Group PLC	1,352,839	25,264,295
	4imprint Group PLC	20,791	813,471
	888 Holdings PLC	1,292,347	6,767,363
*	Abcam PLC	8,236	187,386
	Abrdn Plc	6,987,352	24,288,714

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Accsys Technologies PLC	6,992	$14,702
	Admiral Group PLC	344,764	13,543,074
	Advanced Medical Solutions Group PLC	19,693	87,826
††	Afren PLC	2,504,224	0
#	AG Barr PLC	369,141	2,503,483
#	Air Partner PLC	65,873	78,038
Ω	Airtel Africa PLC	215,998	323,828
	AJ Bell PLC	37,899	212,427
Ω	Alfa Financial Software Holdings PLC	12,392	32,614
	Alliance Pharma PLC	82,921	116,572
*	Allied Minds PLC	24,540	7,714
	Anglo American PLC	1,425,636	54,235,503
	Anglo Pacific Group PLC	612,507	1,084,818
	Anglo-Eastern Plantations PLC	16,018	166,711
	Antofagasta PLC	757,074	14,766,907
*	AO World PLC	17,363	34,815
*	Ascential PLC	127,748	705,410
	Ashmore Group PLC	1,285,642	5,940,101
	Ashtead Group PLC	958,609	80,341,144
*	ASOS PLC	41,698	1,415,680
	Associated British Foods PLC	372,673	9,114,039
*Ω	Aston Martin Lagonda Global Holdings PLC	74,805	1,746,109
	AstraZeneca PLC, Sponsored ADR	1,444,584	90,113,150
	AstraZeneca PLC	290,220	36,306,901
Ω	Auto Trader Group PLC	2,803,643	23,243,424
Ω	Avast PLC	397,641	3,043,120
	AVEVA Group PLC	53,363	2,598,560
	Aviva PLC	6,812,847	36,761,554
	Avon Protection PLC	69,625	1,850,125
	B&M European Value Retail SA	4,177,778	36,195,103
*	Babcock International Group PLC	1,597,494	6,976,560
	BAE Systems PLC	4,442,831	33,499,663
Ω	Bakkavor Group PLC	67,234	115,907
	Balfour Beatty PLC	1,727,400	6,005,494
	Bank of Georgia Group PLC	182,757	3,792,637
	Barclays PLC, Sponsored ADR	3,195,564	35,758,361
	Barratt Developments PLC	1,432,560	13,004,884
*	Beazley PLC	1,547,153	8,229,162
	Begbies Traynor Group PLC	65,244	129,231
	Bellway PLC	534,054	24,232,093
	Berkeley Group Holdings PLC	265,462	15,834,432
	BHP Group PLC, ADR	728,801	38,611,877
	BHP Group PLC	1,655,835	43,733,204
*Ω	Biffa PLC	424,032	2,318,703
	Bloomsbury Publishing PLC	166,887	824,365
*	BlueJay Mining PLC	522,810	77,066
	Bodycote PLC	1,137,602	12,460,598
*	Boohoo Group PLC	993,682	2,471,546
	BP PLC, Sponsored ADR	3,664,680	105,506,137
	BP PLC	11,071,577	53,042,824
	Braemar Shipping Services PLC	71,897	246,822
	Breedon Group PLC	272,797	366,025
	Brewin Dolphin Holdings PLC	1,692,115	8,720,994
	British American Tobacco PLC, Sponsored ADR	304,542	10,634,607
	British American Tobacco PLC	1,270,371	44,189,114
	Britvic PLC	1,592,483	19,332,308
*	BT Group PLC	26,116,883	49,617,610
	Bunzl PLC	284,399	10,511,411
	Burberry Group PLC	862,728	22,801,097

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Burford Capital Ltd.	117,458	$1,204,534
*	Bytes Technology Group PLC	131,128	959,415
*	C&C Group PLC	1,229,237	4,350,532
	Cairn Energy PLC	3,157,945	7,884,166
*	Capita PLC	1,367,959	887,887
*	Card Factory PLC	1,669,613	1,079,947
	CareTech Holdings PLC	53,207	453,411
*	Carnival PLC, ADR	177,967	3,648,324
	Carr’s Group PLC	44,085	88,397
	Castings PLC	62,252	306,575
	Centamin PLC	7,769,534	9,926,513
	Centaur Media PLC	126,418	95,144
	Central Asia Metals PLC	132,903	445,472
*	CentralNic Group PLC	24,463	45,234
*	Centrica PLC	20,410,833	16,848,868
	Charles Stanley Group PLC	6,583	46,233
	Chemring Group PLC	949,664	3,786,689
	Chesnara PLC	262,120	1,034,193
#*	Cineworld Group PLC	3,559,798	2,981,062
*	Circassia Group PLC	71,546	41,977
	Clarkson PLC	83,679	4,585,687
	Clinigen Group PLC	37,700	316,524
	Clipper Logistics PLC	155,032	1,522,251
	Close Brothers Group PLC	761,395	14,998,383
	CLS Holdings PLC	358,573	1,097,145
Ω	CMC Markets PLC	702,605	2,413,993
	CNH Industrial NV	500,407	8,555,108
	Coats Group PLC	683,062	602,793
	Coca-Cola HBC AG	415,356	14,396,317
*	Compass Group PLC	417,983	8,869,863
	Computacenter PLC	539,478	19,833,813
Ω	ContourGlobal PLC	24,186	65,830
Ω	ConvaTec Group PLC	1,873,473	5,482,207
#*	Costain Group PLC	707,971	518,050
*Ω	Countryside Properties PLC	969,584	6,241,348
	Cranswick PLC	274,460	12,971,367
	Crest Nicholson Holdings PLC	1,356,051	6,618,607
	Croda International PLC	242,060	31,329,926
	Currys PLC	5,156,159	8,573,421
*	CVS Group PLC	93,798	3,196,686
	Daily Mail & General Trust PLC, Class A	338,279	4,801,362
	DCC PLC	86,058	7,180,711
#*	De La Rue PLC	660,038	1,513,826
	Dechra Pharmaceuticals PLC	34,070	2,381,806
	Devro PLC	1,059,403	3,124,150
*	DFS Furniture PLC	171,013	638,386
	Diageo PLC, Sponsored ADR	204,689	40,870,253
	Diageo PLC	319,548	15,898,053
#*	Dialight PLC	31,395	148,991
#*	Dignity PLC	181,818	1,761,843
	Diploma PLC	565,094	23,223,736
	Direct Line Insurance Group PLC	7,290,791	29,140,583
	DiscoverIE Group PLC	322,429	4,618,510
	Diversified Energy Co. PLC	39,656	62,645
	Domino’s Pizza Group PLC	2,033,201	10,770,815
	dotdigital group PLC	150,581	495,546
	Drax Group PLC	1,964,850	14,290,004
	DS Smith PLC	4,797,195	25,164,521
	Dunelm Group PLC	443,819	7,781,655

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	DWF Group PLC	30,942	$47,939
††	Dyson Group PLC	3,999	26
*	easyJet PLC	551,737	4,703,069
	Electrocomponents PLC	1,796,259	27,636,498
*	Elementis PLC	2,745,540	5,234,099
	EMIS Group PLC	34,983	645,996
*	Energean PLC	23,236	285,523
*	EnQuest PLC	5,948,641	1,956,319
*	Entain PLC	1,264,750	35,439,722
	Epwin Group PLC	9,451	14,441
*Ω	Equiniti Group PLC	340,558	831,524
*	Ergomed PLC	4,079	80,215
#*	Esken Ltd.	828,934	153,026
	Essentra PLC	838,347	3,338,967
#	Euromoney Institutional Investor PLC	264,352	3,781,099
	Evraz PLC	1,461,075	12,410,367
	Experian PLC	715,099	32,788,145
*	FD Technologies PLC	717	20,474
	FDM Group Holdings PLC	72,352	1,188,800
	Ferguson PLC	237,763	35,774,629
	Ferrexpo PLC	2,427,855	10,356,973
	Fevertree Drinks PLC	152,550	4,746,866
*	Firstgroup PLC	7,784,569	10,702,808
Ω	Forterra PLC	391,368	1,387,441
	Foxtons Group PLC	401,907	258,821
*	Frasers Group PLC	1,279,449	11,277,812
	Fresnillo PLC	235,481	2,771,271
*	Frontier Developments PLC	3,797	127,931
*	Fuller Smith & Turner PLC, Class A	55,137	512,252
*Ω	Funding Circle Holdings PLC	46,976	100,811
	Future PLC	111,267	5,367,898
	Galliford Try Holdings PLC	415,995	1,141,030
	Games Workshop Group PLC	118,384	15,636,378
*	Gaming Realms PLC	35,681	19,042
	Gamma Communications PLC	46,544	1,150,693
	GB Group PLC	23,599	286,895
	Gem Diamonds Ltd.	1,980,626	1,463,796
	Genel Energy PLC	495,945	1,023,493
	Genuit Group PLC	832,713	7,555,720
	Genus PLC	98,389	7,461,011
*	Georgia Capital PLC	216,457	1,789,353
	GlaxoSmithKline PLC, Sponsored ADR	1,030,233	43,609,763
	GlaxoSmithKline PLC	1,782,898	37,014,441
	Glencore PLC	12,794,916	63,982,006
*	Go-Ahead Group PLC	275,317	2,965,179
	Gooch & Housego PLC	5,530	90,930
	Goodwin PLC	1,013	50,780
	Grafton Group PLC	582,433	10,697,836
	Grainger PLC	2,040,052	8,580,134
*	Greencore Group PLC	1,681,863	2,973,746
	Greggs PLC	765,952	32,014,443
	Gulf Keystone Petroleum Ltd.	997,896	2,710,583
*Ω	Gym Group PLC	224,582	793,905
	H&T Group PLC	2,976	11,116
	Halfords Group PLC	1,047,605	3,817,655
	Halma PLC	471,135	19,106,076
*	Harbour Energy PLC	186,037	890,439
	Hargreaves Lansdown PLC	360,531	7,586,637
	Hargreaves Services PLC	17,759	102,098

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Harworth Group PLC	31,747	$73,618
	Hays PLC	7,358,608	16,676,447
	Headlam Group PLC	175,154	1,089,576
	Helical PLC	1,632,122	10,287,213
*	Helios Towers PLC	378,338	799,748
	Henry Boot PLC	90,892	348,843
	Hikma Pharmaceuticals PLC	367,162	12,102,357
	Hill & Smith Holdings PLC	446,671	11,209,871
	Hilton Food Group PLC	24,261	388,025
	Hiscox Ltd.	915,681	10,418,068
	Hochschild Mining PLC	1,648,218	3,213,121
*	Hollywood Bowl Group PLC	59,559	193,796
	HomeServe PLC	1,463,100	17,091,199
*Ω	Hostelworld Group PLC	101,759	100,313
	Howden Joinery Group PLC	3,084,990	38,834,603
	HSBC Holdings PLC, Sponsored ADR	3,036,261	91,300,368
*Ω	HSS Hire Group PLC	80,482	19,823
	Hunting PLC	743,649	1,721,059
*	Hyve Group PLC	920,940	1,370,199
Ω	Ibstock PLC	1,477,110	4,034,255
	IDOX PLC	103,546	101,534
	IG Group Holdings PLC	1,880,107	20,400,429
	IMI PLC	2,016,704	45,036,748
	Impax Asset Management Group PLC	18,862	283,192
	Imperial Brands PLC, Sponsored ADR	25,186	539,988
	Imperial Brands PLC	2,312,456	48,795,534
	Inchcape PLC	2,784,551	31,428,065
*	Indivior PLC	2,375,528	7,928,389
*	Informa PLC	1,359,774	9,673,349
	IntegraFin Holdings PLC	193,183	1,511,153
*	InterContinental Hotels Group PLC, ADR	77,860	5,517,945
*	InterContinental Hotels Group PLC	123,307	8,637,266
	Intermediate Capital Group PLC	406,285	12,186,492
#*	International Consolidated Airlines Group SA	937,841	2,100,429
	International Personal Finance PLC	839,297	1,461,785
††	Interserve PLC	453,748	0
	Intertek Group PLC	279,035	18,686,392
	Investec PLC	2,526,252	11,441,310
	iomart Group PLC	24,431	48,934
	IP Group PLC	1,285,163	2,120,927
*	IQE PLC	164,346	105,483
*	ITV PLC	8,280,907	12,187,825
*	IWG PLC	4,444,107	18,849,138
*	J D Wetherspoon PLC	782,560	10,983,269
	J Sainsbury PLC	7,002,063	28,679,461
*	James Fisher & Sons PLC	189,337	1,062,712
	James Halstead PLC	1,454	11,050
	JD Sports Fashion PLC	1,795,078	26,755,430
*	JET2 PLC	105,976	1,763,878
*	John Menzies PLC	398,734	1,625,326
*	John Wood Group PLC	2,344,721	6,837,303
	Johnson Matthey PLC	312,208	11,668,925
*	Johnson Service Group PLC	214,672	390,678
*	Joules Group PLC	12,354	33,852
Ω	JTC PLC	20,284	215,008
	Jupiter Fund Management PLC	2,419,222	8,285,973
*Ω	Just Eat Takeaway.com NV	6,519	468,294
#*Ω	Just Eat Takeaway.com NV	65,259	4,677,610
*	Just Group PLC	4,540,145	5,680,655

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Kainos Group PLC	140,574	$3,809,203
	Keller Group PLC	490,223	6,173,209
	Keywords Studios PLC	10,487	405,452
*	Kier Group PLC	891,264	1,299,312
*	Kin & Carta PLC	905,552	3,309,755
	Kingfisher PLC	6,560,811	30,111,438
*	Lamprell PLC	1,557,059	875,047
	Lancashire Holdings Ltd.	793,661	5,477,964
	Learning Technologies Group PLC	65,734	176,268
	Legal & General Group PLC	7,113,663	28,054,741
*	Liberty Global PLC, Class A	115,018	3,305,617
*	Liberty Global PLC, Class C	281,606	8,121,517
	Liontrust Asset Management PLC	45,804	1,365,494
	Lloyds Banking Group PLC	56,053,868	38,362,187
	Lloyds Banking Group PLC, ADR	231,351	629,275
	London Stock Exchange Group PLC	123,901	12,061,023
*	Lookers PLC	1,325,611	1,158,231
	LSL Property Services PLC	46,162	278,441
Ω	Luceco PLC	99,032	514,402
	M&G PLC	7,509,116	20,515,651
	Macfarlane Group PLC	31,199	55,869
	Man Group PLC	7,376,004	23,427,782
*	Marks & Spencer Group PLC	8,614,807	21,655,434
	Marshalls PLC	1,338,015	12,959,740
*	Marston’s PLC	6,716,121	7,298,889
*	McBride PLC	984,768	941,550
	Mears Group PLC	603,155	1,635,603
*	Mediclinic International PLC	1,068,004	4,886,464
*	Meggitt PLC	2,460,127	25,257,653
	Melrose Industries PLC	7,808,613	16,847,433
	Micro Focus International PLC	621,882	3,047,513
*	Mitchells & Butlers PLC	1,383,475	4,798,367
*	Mitie Group PLC	5,500,068	4,942,293
	MJ Gleeson PLC	37,415	390,855
	Mondi PLC	1,055,130	26,350,556
	Moneysupermarket.com Group PLC	2,282,898	6,627,806
	Morgan Advanced Materials PLC	1,647,214	7,787,125
	Morgan Sindall Group PLC	145,834	4,518,143
	Mortgage Advice Bureau Holdings Ltd.	2,761	50,381
*	Motorpoint group PLC	43,914	215,320
#*	N Brown Group PLC	1,633,520	968,181
*	Naked Wines PLC	16,192	164,725
*	National Express Group PLC	2,181,614	6,826,804
	National Grid PLC	59,483	761,595
	National Grid PLC, Sponsored ADR	252,203	16,161,168
	Natwest Group PLC	1,546,999	4,664,472
	Natwest Group PLC, Sponsored ADR	1,375,181	8,319,845
	NCC Group PLC	152,885	519,756
	Next Fifteen Communications Group PLC	18,446	310,859
	Next PLC	197,613	21,537,727
	Ninety One PLC	1,270,641	4,511,550
	Norcros PLC	35,012	159,340
	Numis Corp. PLC	53,883	247,989
*	Ocado Group PLC	57,908	1,429,204
*Ω	On the Beach Group PLC	442,293	1,805,141
	OSB Group PLC	921,385	6,355,721
*	Oxford Biomedica PLC	8,253	171,181
	Oxford Instruments PLC	212,816	6,695,940
	Pagegroup PLC	2,106,718	19,115,841

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pan African Resources PLC	645,276	$152,770
#*	Pantheon Resources PLC	167,718	178,122
	Paragon Banking Group PLC	1,624,038	12,174,713
*	Parkmead Group PLC	21,517	13,590
	PayPoint PLC	229,388	2,164,530
	Pearson PLC	1,294,799	10,654,415
	Pearson PLC, Sponsored ADR	573,734	4,750,518
*	Pendragon PLC	6,051,113	1,522,161
	Pennon Group PLC	665,380	10,613,177
	Persimmon PLC	840,651	31,321,225
#*	Petrofac Ltd.	1,053,318	1,865,551
	Petrofac Ltd.	263,329	52,255
#*	Petropavlovsk PLC	13,394,181	4,339,957
	Pets at Home Group PLC	1,984,228	13,093,795
*	Pharos Energy PLC	1,875,811	513,770
	Phoenix Group Holdings PLC	1,982,004	17,795,475
*	Photo-Me International PLC	1,474,316	1,332,701
*	Playtech PLC	1,491,131	14,186,431
	Plus500 Ltd.	152,713	2,749,299
	Polar Capital Holdings PLC	74,090	841,876
	Porvair PLC	5,475	51,602
*	PPHE Hotel Group Ltd.	1,728	32,963
	Premier Foods PLC	10,791,002	16,196,605
*	Provident Financial PLC	650,432	3,285,955
	Prudential PLC, ADR	450,688	18,613,414
*	PureTech Health PLC	51,388	247,727
	PZ Cussons PLC	938,162	2,756,192
	QinetiQ Group PLC	3,101,925	11,445,925
Ω	Quilter PLC	3,910,260	8,325,451
*	Rank Group PLC	712,198	1,600,527
	Rathbone Brothers PLC	80,192	2,156,072
*	Raven Property Group Ltd.	341,692	165,087
	Reach PLC	5,068,515	21,981,477
	Reckitt Benckiser Group PLC	340,771	27,664,743
	Record PLC	107,457	122,187
	Redde Northgate PLC	1,029,212	5,598,966
	Redrow PLC	988,034	8,699,378
	RELX PLC, Sponsored ADR	366,350	11,426,454
	RELX PLC	603,027	18,698,288
	RELX PLC	437,454	13,569,798
	Renew Holdings PLC	34,949	364,513
*	Renewi PLC	578,828	5,596,304
	Renishaw PLC	73,290	5,043,002
	Rentokil Initial PLC	4,032,481	32,457,212
#*	Restaurant Group PLC	3,223,276	3,887,716
	Rhi Magnesita NV	59,806	2,782,536
	RHI Magnesita NV	59,061	2,714,173
	Ricardo PLC	106,243	611,477
	Rightmove PLC	2,490,550	23,542,085
	Rio Tinto PLC	109,785	6,845,256
	Rio Tinto PLC, Sponsored ADR	1,793,636	113,483,350
	RM PLC	39,681	113,019
	Robert Walters PLC	143,149	1,665,943
*	Rolls-Royce Holdings PLC	7,297,319	13,170,487
	Rotork PLC	5,302,823	25,634,399
	Royal Dutch Shell PLC, Sponsored ADR, Class B	3,096,174	141,928,616
	Royal Dutch Shell PLC, Class B	1,121,562	25,738,414
	Royal Mail PLC	3,184,672	18,359,061
	RPS Group PLC	1,166,213	2,013,423

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RWS Holdings PLC	190,746	$1,620,093
	S&U PLC	2,784	110,449
*	S4 Capital PLC	163,217	1,620,935
*	Saga PLC	565,871	2,408,134
	Sage Group PLC	949,482	9,234,204
	Savills PLC	1,013,818	19,717,839
	Schroders PLC	153,019	7,579,613
	Schroders PLC	56,921	1,923,841
	ScS Group PLC	16,720	58,652
*	Senior PLC	1,967,583	4,320,036
	Serco Group PLC	1,749,644	3,022,359
	Serica Energy PLC	210,753	593,821
	Severfield PLC	473,639	464,355
	Severn Trent PLC	518,387	19,414,763
*	SIG PLC	2,524,384	1,792,886
	Sirius Real Estate Ltd.	903,520	1,668,985
	Smart Metering Systems PLC	52,637	586,972
	Smith & Nephew PLC, Sponsored ADR	20,609	716,145
	Smith & Nephew PLC	428,730	7,404,196
	Smiths Group PLC	541,114	10,047,431
#	Smiths News PLC	236,049	122,826
	Softcat PLC	566,198	15,048,088
	Spectris PLC	279,357	14,373,514
	Speedy Hire PLC	1,617,362	1,409,684
	Spirax-Sarco Engineering PLC	210,354	44,904,109
*Ω	Spire Healthcare Group PLC	2,009,653	6,481,006
	Spirent Communications PLC	2,088,248	8,199,741
*	Sportech PLC	87,274	45,287
	SSE PLC	2,007,457	45,207,116
*	SSP Group PLC	2,411,185	8,494,800
	St. James’s Place PLC	1,722,165	37,203,645
*	Stagecoach Group PLC	2,562,837	2,795,390
	Standard Chartered PLC	3,766,300	25,471,486
	SThree PLC	419,999	3,384,832
	Stock Spirits Group PLC	273,576	1,402,097
	Stolt-Nielsen Ltd.	126,582	1,952,327
	Strix Group PLC	49,531	197,688
#*	Studio Retail Group PLC	79,401	280,607
	STV Group PLC	60,729	286,868
#*	Superdry PLC	304,240	1,205,232
	Synthomer PLC	1,982,252	13,738,086
	Tate & Lyle PLC	3,093,289	27,408,949
	Taylor Wimpey PLC	8,182,543	17,312,702
	TBC Bank Group PLC	11,019	236,382
	TClarke PLC	31,160	68,591
*	Ted Baker PLC	280,774	518,375
	Telecom Plus PLC	313,630	5,356,154
	Tesco PLC	8,939,735	33,007,882
Ω	TI Fluid Systems PLC, Class B	154,560	560,018
*	Topps Tiles PLC	881,781	757,115
#*	TORM PLC, Class A	55,025	449,033
	TP ICAP Group PLC	7,285,544	15,471,775
	Travis Perkins PLC	1,047,759	22,150,518
	Treatt PLC	6,802	103,003
*	Tremor International Ltd., ADR	7,431	140,817
	Trifast PLC	104,472	192,561
	TT Electronics PLC	512,596	1,786,825
#*	TUI AG	582,386	1,950,284
#*	Tullow Oil PLC	7,749,391	4,866,537

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Tyman PLC	154,212	$787,420
*	U & I Group PLC	918,228	1,081,370
	Ultra Electronics Holdings PLC	485,828	21,527,827
	Unilever PLC, Sponsored ADR	963,154	51,605,791
	Unilever PLC	253,281	13,561,141
	Unilever PLC	796,683	42,649,270
	United Utilities Group PLC	1,254,568	17,831,348
	UP Global Sourcing Holdings PLC	7,968	17,980
*	Vertu Motors PLC	326,413	273,962
	Vesuvius PLC	990,408	6,385,910
	Victrex PLC	325,736	10,185,931
*	Virgin Money UK PLC	3,638,583	10,109,100
	Vistry Group PLC	1,260,213	21,103,156
	Vitec Group PLC	59,605	1,171,231
Ω	Vivo Energy PLC	327,978	474,389
	Vodafone Group PLC	49,455,687	72,890,318
	Vodafone Group PLC, Sponsored ADR	380,753	5,692,253
	Volex PLC	98,411	605,017
	Volution Group PLC	99,840	673,331
	Vp PLC	17,118	235,583
*Ω	Watches of Switzerland Group PLC	152,784	2,372,380
	Watkin Jones PLC	163,641	539,846
	Weir Group PLC	186,619	4,426,743
*	WH Smith PLC	447,613	9,581,778
*	Whitbread PLC	307,776	13,769,215
	Wickes Group PLC	1,634,769	4,810,814
	Wilmington PLC	150,471	493,687
	Wincanton PLC	360,523	1,871,770
*Ω	Wizz Air Holdings PLC	2,007	126,929
	WPP PLC, Sponsored ADR	130,145	9,417,292
	WPP PLC	1,993,040	28,808,936
#*	Xaar PLC	187,692	442,924
	XP Power Ltd.	19,812	1,422,803
*	Young & Co’s Brewery PLC, Class A	8,232	167,340
	Zotefoams PLC	1,828	9,031

TOTAL UNITED KINGDOM			4,512,345,519

UNITED STATES — (0.0%)
*	Arko Corp.	84,902	811,449
	Clean Seas Seafood Ltd.	6,579	3,093
*Ω	Frontage Holdings Corp.	40,000	23,271
*	Gaming Innovation Group, Inc.	29,807	63,798
*	Jackson Financial, Inc., Class A	22,533	609,968
	Ovintiv, Inc.	132,766	4,980,863

TOTAL UNITED STATES			6,492,442

TOTAL COMMON STOCKS			33,927,606,415

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	21,694	28,885

GERMANY — (0.6%)
	Bayerische Motoren Werke AG	140,602	11,985,155
	Biotest AG	46,560	2,252,734
	Draegerwerk AG & Co. KGaA	44,588	3,513,051
	FUCHS PETROLUB SE	202,700	9,721,650
	Henkel AG & Co. KGaA	60,472	5,417,535

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Jungheinrich AG	343,204	$17,404,749
Porsche Automobil Holding SE	252,720	26,302,196
Sartorius AG	62,873	40,725,197
Schaeffler AG	399,694	3,176,023
Sixt SE	90,052	8,922,286
STO SE & Co. KGaA	6,112	1,375,674
Villeroy & Boch AG	61,622	1,707,693
Volkswagen AG	363,964	81,684,955

TOTAL GERMANY		214,188,898

TOTAL PREFERRED STOCKS		214,217,783

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Decmil Group Ltd. Warrants 09/15/22	5,654	0

AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights Exp 07/26/21	202,486	0
* Porr AG Rights 11/03/21	48,415	7,891

TOTAL AUSTRIA		7,891

CANADA — (0.0%)
#* Cenovus Energy, Inc. Warrants 01/01/26	91,908	689,162
#* Pan American Silver Corp. Rights 02/22/29	93,000	68,801

TOTAL CANADA		757,963

HONG KONG — (0.0%)
* APAC Resources Ltd. Warrants 10/06/22	54,339	566

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	66,474	0

NEW ZEALAND — (0.0%)
* Arvida Group Ltd. Rights 11/08/21	35,928	3,862

SINGAPORE — (0.0%)
#* Ezion Holdings Ltd. Warrants 04/16/23	2,760,613	0

SPAIN — (0.0%)
* Miquel y Costas & Miquel SA Rights 11/01/21	121,816	613,459

TOTAL RIGHTS/WARRANTS		1,383,741

TOTAL INVESTMENT SECURITIES (Cost $24,808,815,099)		34,143,207,939

		Value†

SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	137,857,195	1,595,007,746

TOTAL INVESTMENTS — (100.0%) (Cost $26,403,662,509)		$35,738,215,685

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,302	12/17/21	$290,261,986	$299,264,700	$9,002,714

Total Futures Contracts			$290,261,986	$299,264,700	$9,002,714

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$46,638,769	$2,113,867,699	$252	$2,160,506,720
Austria	73,164	194,374,410	—	194,447,574
Belgium	9,610,059	377,317,520	—	386,927,579
Canada	3,658,586,313	8,721,564	—	3,667,307,877
China	—	2,457,607	—	2,457,607
Denmark	65,558,517	740,672,093	—	806,230,610
Finland	5,717,227	573,260,283	—	578,977,510
France	40,903,587	2,673,775,577	26,137	2,714,705,301
Germany	58,770,155	2,220,854,138	—	2,279,624,293
Hong Kong	515,573	798,067,272	568,229	799,151,074
Ireland	50,884,763	231,605,555	—	282,490,318
Israel	35,296,542	273,890,419	—	309,186,961
Italy	20,609,882	862,371,563	—	882,981,445
Japan	155,933,205	7,513,208,817	—	7,669,142,022
Netherlands	227,661,850	1,191,267,154	—	1,418,929,004
New Zealand	239,560	171,156,015	—	171,395,575
Norway	14,691,274	324,816,682	—	339,507,956
Portugal	409,650	83,049,625	—	83,459,275
Singapore	4,041,299	281,571,751	538,716	286,151,766
Spain	8,871,267	660,010,611	—	668,881,878
Sweden	2,091,261	1,239,416,562	—	1,241,507,823
Switzerland	137,578,979	2,327,219,307	—	2,464,798,286
United Kingdom	860,422,845	3,651,922,648	26	4,512,345,519
United States	5,590,831	901,611	—	6,492,442
Preferred Stocks
Australia	—	28,885	—	28,885
Germany	—	214,188,898	—	214,188,898
Rights/Warrants
Austria	—	7,891	—	7,891
Canada	—	757,963	—	757,963
Hong Kong	—	566	—	566
New Zealand	—	3,862	—	3,862
Spain	—	613,459	—	613,459
Securities Lending Collateral	—	1,595,007,746	—	1,595,007,746
Futures Contracts**	9,002,714	—	—	9,002,714

TOTAL	$5,419,699,286	$30,326,385,753	$1,133,360^	$35,747,218,399

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (95.0%)
AUSTRALIA — (19.6%)
	360 Capital Group Ltd.	140,572	$90,232
	Abacus Property Group	5,099,711	13,772,383
#	ALE Property Group	1,397,744	5,953,946
#	APN Industria REIT	2,642,237	6,723,465
	Arena REIT	3,917,897	13,334,165
#	Aspen Group Ltd.	1,302,463	1,573,846
#	Australian Unity Office Fund	317,893	545,228
	Aventus Group	2,957,910	7,629,777
	BWP Trust	5,273,835	16,896,973
#	Carindale Property Trust	251,649	880,185
	Centuria Capital Group	359,103	872,757
	Centuria Industrial REIT	7,304,671	20,148,285
	Centuria Office REIT	6,205,260	11,261,309
	Charter Hall Group	5,103,518	66,957,724
	Charter Hall Long Wale REIT	6,615,645	24,270,225
	Charter Hall Retail REIT	6,052,040	18,775,612
	Charter Hall Social Infrastructure REIT	5,400,940	15,543,581
#	Cromwell Property Group	16,329,721	9,993,628
	Dexus	11,937,669	97,922,093
#	Dexus Convenience Retail REIT	493,158	1,263,629
	Garda Property Group	278,581	327,003
	GDI Property Group	6,514,203	5,744,722
	Goodman Group	18,809,830	311,432,106
	GPT Group	21,254,256	82,977,593
††	GPT Group	38,018,670	134,418
	Growthpoint Properties Australia Ltd.	3,028,450	9,504,286
	Hotel Property Investments	2,260,112	6,101,853
	Ingenia Communities Group	4,730,476	23,388,396
	Irongate Group	2,747,227	3,315,123
	Mirvac Group	43,745,807	93,360,751
	National Storage REIT	15,160,827	27,449,064
	Scentre Group	57,493,866	131,136,895
	Shopping Centres Australasia Property Group	12,152,799	25,531,277
	Stockland	26,479,587	91,273,558
	Vicinity Centres	42,897,822	56,023,859
	Waypoint REIT	8,025,838	16,547,374

TOTAL AUSTRALIA			1,218,657,321

BELGIUM — (3.9%)
	Aedifica SA	389,502	51,940,122
	Ascencio	20,171	1,162,467
	Befimmo SA	373,420	15,274,334
	Care Property Invest NV	174,749	5,415,152
	Cofinimmo SA	314,243	50,698,042
	Home Invest Belgium SA	4,519	617,230
	Intervest Offices & Warehouses NV	332,802	9,705,342
	Leasinvest Real Estate SCA	33,219	3,069,312
	Montea NV	121,947	18,100,676
	Retail Estates NV	126,529	10,132,542
	Warehouses De Pauw CVA	1,524,898	69,438,532
	Wereldhave Belgium Comm VA	42,488	2,392,692
	Xior Student Housing NV	91,160	5,391,668

TOTAL BELGIUM			243,338,111

CANADA — (5.8%)
#	Allied Properties Real Estate Investment Trust	689,844	23,840,197

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Artis Real Estate Investment Trust	1,029,694	$9,751,142
	Automotive Properties Real Estate Investment Trust	273,397	2,966,808
#	Boardwalk Real Estate Investment Trust	246,936	10,652,806
	BSR Real Estate Investment Trust	98,890	1,681,130
#	BTB Real Estate Investment Trust	578,812	1,950,264
#	Canadian Apartment Properties REIT	923,055	45,071,278
#	Choice Properties Real Estate Investment Trust	1,781,729	21,436,611
#	Cominar Real Estate Investment Trust	1,148,034	10,714,118
#	Crombie Real Estate Investment Trust	521,202	7,782,654
#	CT Real Estate Investment Trust	551,679	7,912,332
#	Dream Industrial Real Estate Investment Trust	1,032,316	14,138,459
#	Dream Office Real Estate Investment Trust	444,606	8,388,454
	European Residential Real Estate Investment Trust	33,316	121,678
#	First Capital Real Estate Investment Trust	911,750	13,025,000
#	Granite Real Estate Investment Trust	358,020	29,021,143
	H&R Real Estate Investment Trust	1,600,637	21,999,709
#	Inovalis Real Estate Investment Trust	237,480	1,842,120
	InterRent Real Estate Investment Trust	757,349	11,094,649
	Killam Apartment Real Estate Investment Trust	592,178	10,880,840
Ω	Minto Apartment Real Estate Investment Trust	100,548	1,862,121
	Morguard North American Residential Real Estate Investment Trust	304,184	4,527,367
#	Morguard Real Estate Investment Trust	393,815	1,820,153
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,081,424	11,604,162
#	Plaza Retail REIT	554,980	2,040,367
#	PRO Real Estate Investment Trust	243,121	1,331,901
#	RioCan Real Estate Investment Trust	1,705,459	30,716,452
#	Slate Grocery REIT	351,598	3,707,461
#	Slate Office REIT	572,665	2,383,019
#	SmartCentres Real Estate Investment Trust	832,797	20,988,153
#	Summit Industrial Income REIT	908,043	17,344,971
#	True North Commercial Real Estate Investment Trust	669,019	4,021,898

TOTAL CANADA			356,619,417

CHINA — (0.2%)
††	RREEF China Commercial Trust	1,392,000	0
	Spring Real Estate Investment Trust	5,905,000	2,039,618
#	Yuexiu Real Estate Investment Trust	18,483,000	8,058,540

TOTAL CHINA			10,098,158

FRANCE — (3.7%)
*	Acanthe Developpement SA	216,361	131,388
#	Altarea SCA	37,304	7,976,915
	ARGAN SA	47,007	5,901,646
	Carmila SA	351,888	5,332,325
	Covivio	557,125	48,254,803
	Gecina SA	491,633	68,798,473
#	ICADE	340,008	26,664,059
	Klepierre SA	2,234,429	53,193,397
#	Mercialys SA	1,067,244	11,593,666
	Societe de la Tour Eiffel	47,021	1,603,566
	Vitura SA	18,365	780,394

TOTAL FRANCE			230,230,632

GERMANY — (0.7%)
	Alstria office REIT-AG	1,601,683	29,938,386
	Hamborner REIT AG	1,260,797	14,149,854

TOTAL GERMANY			44,088,240

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (4.1%)
	Champion REIT	23,239,012	$12,189,554
	Fortune Real Estate Investment Trust	16,760,000	17,384,307
	Link REIT	23,247,323	205,958,230
	Prosperity REIT	17,334,000	6,811,557
	Regal Real Estate Investment Trust	9,717,000	1,797,101
#	Sunlight Real Estate Investment Trust	13,734,000	7,930,944

TOTAL HONG KONG			252,071,693

IRELAND — (0.4%)
	Hibernia REIT PLC	8,618,165	12,589,486
	Irish Residential Properties REIT PLC	5,597,796	10,568,359

TOTAL IRELAND			23,157,845

ITALY — (0.1%)
Ω	COIMA RES SpA	141,114	1,128,697
*	Immobiliare Grande Distribuzione SIIQ SpA	962,973	4,222,429

TOTAL ITALY			5,351,126

JAPAN — (24.0%)
	Activia Properties, Inc.	7,779	31,891,349
	Advance Residence Investment Corp.	14,540	47,788,683
	AEON REIT Investment Corp.	16,750	22,643,359
	Comforia Residential REIT, Inc.	7,064	20,589,580
	CRE Logistics REIT, Inc.	5,170	10,058,445
#	Daiwa House REIT Investment Corp.	23,517	67,485,151
	Daiwa Office Investment Corp.	3,752	24,218,770
	Daiwa Securities Living Investments Corp.	20,742	20,953,902
	ESCON Japan Reit Investment Corp.	378	469,171
	Frontier Real Estate Investment Corp.	5,499	24,328,349
	Fukuoka REIT Corp.	7,089	10,521,590
	Global One Real Estate Investment Corp.	10,653	10,972,387
	GLP J-Reit	47,682	77,776,065
	Hankyu Hanshin REIT, Inc.	6,820	10,058,436
	Health Care & Medical Investment Corp.	3,643	5,009,411
	Heiwa Real Estate REIT, Inc.	9,985	13,940,632
	Hoshino Resorts REIT, Inc.	2,297	14,998,385
	Hulic Reit, Inc.	12,575	19,050,957
	Ichigo Hotel REIT Investment Corp.	3,166	2,709,432
#	Ichigo Office REIT Investment Corp.	13,535	10,252,866
	Industrial & Infrastructure Fund Investment Corp.	21,064	38,621,832
	Invincible Investment Corp.	73,706	29,139,560
	Itochu Advance Logistics Investment Corp.	3,311	4,715,155
	Japan Excellent, Inc.	13,896	16,778,413
	Japan Hotel REIT Investment Corp.	52,128	31,480,545
	Japan Logistics Fund, Inc.	9,393	28,097,481
	Japan Metropolitan Fund Invest	78,535	72,135,891
	Japan Prime Realty Investment Corp.	9,165	33,616,379
	Japan Real Estate Investment Corp.	14,050	86,115,725
#	Kenedix Office Investment Corp.	4,931	31,221,795
	Kenedix Residential Next Investment Corp.	10,720	20,614,703
	Kenedix Retail REIT Corp.	6,412	16,360,528
	LaSalle Logiport REIT	15,813	26,289,975
	Marimo Regional Revitalization REIT, Inc.	1,921	2,221,480
#	Mirai Corp.	20,473	9,451,979
	Mitsubishi Estate Logistics REIT Investment Corp.	2,176	9,409,373
	Mitsui Fudosan Logistics Park, Inc.	5,192	27,600,360
	Mori Hills REIT Investment Corp.	17,694	23,990,232
	Mori Trust Hotel Reit, Inc.	3,840	4,767,762

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mori Trust Sogo Reit, Inc.	11,070	$14,301,762
	Nippon Accommodations Fund, Inc.	5,207	29,040,784
	Nippon Building Fund, Inc.	16,723	108,648,387
	Nippon Prologis REIT, Inc.	23,171	77,391,924
	NIPPON REIT Investment Corp.	5,194	19,966,819
	Nomura Real Estate Master Fund, Inc.	47,837	71,634,291
#	NTT UD REIT Investment Corp.	14,833	19,689,892
	One REIT, Inc.	2,916	7,820,444
	Ooedo Onsen Reit Investment Corp.	3,287	2,350,413
	Orix JREIT, Inc.	29,058	48,210,264
	Samty Residential Investment Corp.	3,915	4,131,423
	Sankei Real Estate, Inc.	604	662,791
#	Sekisui House Reit, Inc.	46,502	35,155,170
	SOSiLA Logistics REIT, Inc.	2,764	4,156,231
	Star Asia Investment Corp.	14,746	7,822,860
	Starts Proceed Investment Corp.	3,902	8,197,627
	Takara Leben Real Estate Investment Corp.	5,341	5,207,003
	Tokyu REIT, Inc.	9,375	15,729,361
#	Tosei Reit Investment Corp.	4,006	4,611,518
	United Urban Investment Corp.	33,229	41,421,902
	XYMAX REIT Investment Corp.	2,447	2,505,128

TOTAL JAPAN			1,487,002,082

MALAYSIA — (0.4%)
	Al-’Aqar Healthcare REIT	191,600	54,993
	AmanahRaya Real Estate Investment Trust	294,900	48,520
	AmFIRST Real Estate Investment Trust	1,788,940	172,879
#	Axis Real Estate Investment Trust	9,695,998	4,473,768
#	Capitaland Malaysia Mall Trust	13,159,282	1,988,180
#	IGB Real Estate Investment Trust	16,565,900	6,719,499
#	KLCCP Stapled Group	2,985,900	4,906,524
#	Pavilion Real Estate Investment Trust	2,718,100	930,814
	Sentral REIT	2,814,300	607,888
#	Sunway Real Estate Investment Trust	16,747,500	5,914,597
#	YTL Hospitality REIT	6,508,000	1,571,010

TOTAL MALAYSIA			27,388,672

MEXICO — (1.3%)
*	Asesor de Activos Prisma SAPI de CV	9,608,950	1,582,200
#	Concentradora Fibra Danhos SA de CV	3,373,492	4,111,177
#*Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,135,625	1,183,157
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	411,774
	Fibra Uno Administracion SA de CV	33,788,024	33,610,780
Ω	Macquarie Mexico Real Estate Management SA de CV	13,727,087	16,402,096
#	PLA Administradora Industrial S de RL de CV	10,575,872	14,794,303
#	Prologis Property Mexico SA de CV	4,567,765	10,554,137

TOTAL MEXICO			82,649,624

NETHERLANDS — (2.4%)
#	Eurocommercial Properties NV	647,370	15,109,381
	NSI NV	274,658	11,009,307
#*	Unibail-Rodamco-Westfield	7,749,034	28,533,957
*	Unibail-Rodamco-Westfield (BFYM460)	1,117,588	79,801,027
	Vastned Retail NV	221,050	6,299,695
#	Wereldhave NV	512,734	7,959,183

TOTAL NETHERLANDS			148,712,550

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (1.4%)
	Argosy Property Ltd.	10,416,968	$11,659,088
	Goodman Property Trust	12,626,914	22,515,488
	Kiwi Property Group Ltd.	18,193,805	15,256,807
	Precinct Properties New Zealand Ltd.	12,219,627	14,627,967
#	Property for Industry Ltd.	2,828,133	5,967,217
#	Stride Property Group	3,400,411	5,797,066
#	Vital Healthcare Property Trust	4,521,949	9,497,082

TOTAL NEW ZEALAND			85,320,715

SINGAPORE — (9.4%)
	AIMS APAC REIT	7,392,154	7,893,280
	ARA LOGOS Logistics Trust	19,041,443	12,728,622
*	ARA U.S. Hospitality Trust	143,100	69,426
	Ascendas Real Estate Investment Trust	36,985,780	84,713,371
	Ascott Residence Trust	20,950,721	16,020,116
#	CapitaLand China Trust	13,266,100	12,015,181
	CapitaLand Integrated Commercial Trust	52,713,611	83,944,071
#	CDL Hospitality Trusts	12,664,080	11,269,144
#	EC World Real Estate Investment Trust	2,355,900	1,397,291
	Elite Commercial REIT	9,600	8,732
	ESR-REIT	32,747,404	11,672,889
#	Far East Hospitality Trust	10,545,421	5,047,436
#	First Real Estate Investment Trust	16,665,403	3,271,474
#	Frasers Centrepoint Trust	11,433,958	20,446,164
#	Frasers Hospitality Trust	4,581,200	1,632,385
	Frasers Logistics & Commercial Trust	28,518,533	32,112,798
#	IREIT Global	2,054,181	990,504
#	Keppel DC REIT	14,381,983	25,465,890
	Keppel Pacific Oak U.S. REIT	6,523,100	5,185,688
#	Keppel REIT	20,345,926	17,028,778
	Lendlease Global Commercial REIT	1,578,900	1,025,193
#	Lippo Malls Indonesia Retail Trust	59,204,079	2,449,517
	Manulife U.S. Real Estate Investment Trust	16,144,886	11,486,876
#	Mapletree Commercial Trust	23,802,806	38,501,573
#	Mapletree Industrial Trust	21,528,890	43,948,391
	Mapletree Logistics Trust	33,641,897	50,447,153
	Mapletree North Asia Commercial Trust	26,130,600	19,799,844
	OUE Commercial Real Estate Investment Trust	14,500,455	4,831,582
	Parkway Life Real Estate Investment Trust	4,436,500	15,344,220
	Prime U.S. REIT	1,312,100	1,133,728
#	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	10,423,784	3,367,945
	Sasseur Real Estate Investment Trust	1,774,700	1,119,399
#	SPH REIT	7,259,700	5,248,949
#	Starhill Global REIT	23,058,400	11,042,178
	Suntec Real Estate Investment Trust	20,914,100	23,154,817

TOTAL SINGAPORE			585,814,605

SOUTH AFRICA — (1.6%)
	Arrowhead Properties Ltd., Class B	4,926,820	1,283,627
#*	Attacq Ltd.	4,329,322	1,847,141
#	Equites Property Fund Ltd.	4,827,297	6,433,312
	Growthpoint Properties Ltd.	36,032,960	30,497,913
#	Hyprop Investments Ltd.	4,133,702	8,024,266
	Investec Property Fund Ltd.	4,350,098	3,025,113
	Octodec Investments Ltd.	456,880	245,816
	Redefine Properties Ltd.	62,682,489	18,485,220
	Resilient REIT Ltd.	4,537,940	16,611,017
#	SA Corporate Real Estate Ltd.	30,494,077	4,262,954

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Tower Property Fund Ltd.	137,292	$32,787
	Vukile Property Fund Ltd.	10,597,311	8,455,053

TOTAL SOUTH AFRICA			99,204,219

SPAIN — (1.3%)
	Inmobiliaria Colonial Socimi SA	3,238,453	31,490,561
	Lar Espana Real Estate Socimi SA	993,239	6,047,686
	Merlin Properties Socimi SA	4,130,353	44,730,390

TOTAL SPAIN			82,268,637

TAIWAN — (0.3%)
	Cathay No 1 REIT	10,789,000	6,905,663
	Cathay No 2 REIT	4,104,000	2,953,165
	Fubon No 1 REIT	1,279,000	802,877
	Fubon No 2 REIT	4,032,000	2,289,150
	Shin Kong No.1 REIT	4,824,000	3,411,515

TOTAL TAIWAN			16,362,370

TURKEY — (0.2%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	3,215,270	2,250,597
*	AKIS Gayrimenkul Yatirimi AS	4,858,927	927,783
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	22,116	88,589
	Alarko Gayrimenkul Yatirim Ortakligi AS	488,389	1,148,703
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,691,253	3,636,785
	Halk Gayrimenkul Yatirim Ortakligi AS	1,239,930	337,535
#*	Is Gayrimenkul Yatirim Ortakligi AS	7,449,273	1,485,584
*	Nurol Gayrimenkul Yatirim Ortakligi AS	339,953	550,211
*	Ozak Gayrimenkul Yatirim Ortakligi	1,504,018	805,132
	Panora Gayrimenkul Yatirim Ortakligi	791,103	508,883
*	Reysas Gayrimenkul Yatirim Ortakligi AS	519,804	154,838
#*	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,677,304	672,836
*	Vakif Gayrimenkul Yatirim Ortakligi AS	9,688,629	1,600,104
	Yeni Gimat Gayrimenkul Ortakligi AS	331,847	520,305

TOTAL TURKEY			14,687,885

UNITED KINGDOM — (14.2%)
	Assura PLC	21,695,621	21,630,834
	Big Yellow Group PLC	1,977,824	39,989,352
	British Land Co. PLC	9,943,872	67,140,760
	Capital & Counties Properties PLC	5,486,117	12,373,525
*	Capital & Regional PLC	5,467	4,336
#	Civitas Social Housing PLC	2,775,113	3,563,831
	Custodian REIT PLC	1,867,789	2,480,236
	Derwent London PLC	1,186,768	54,894,880
	Ediston Property Investment Co. PLC	617,220	647,292
	Empiric Student Property PLC	5,302,790	6,413,270
	GCP Student Living PLC	3,285,880	9,460,924
	Great Portland Estates PLC	2,760,646	27,604,962
#	Hammerson PLC	61,511,742	27,008,344
	Impact Healthcare REIT PLC	667,308	1,079,569
*††	Intu Properties PLC	13,154,625	0
	Land Securities Group PLC	7,899,894	74,215,378
	LondonMetric Property PLC	10,440,495	37,340,880
	LXI REIT PLC	2,426,953	4,869,590
	McKay Securities PLC	512,954	1,539,477
	NewRiver REIT PLC	4,280,978	4,563,838
	Primary Health Properties PLC	13,490,583	28,333,400

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Regional REIT Ltd.	3,651,142	$4,385,917
	Safestore Holdings PLC	2,716,328	44,652,930
	Schroder Real Estate Investment Trust Ltd.	4,482,313	3,073,773
	Secure Income REIT PLC	1,209,355	6,763,449
	Segro PLC	13,385,069	236,574,996
#	Shaftesbury PLC	2,328,197	19,871,482
	Standard Life Investment Property Income Trust Ltd.	3,583,037	3,608,580
	Target Healthcare REIT PLC	2,103,667	3,432,711
	Tritax Big Box REIT PLC	20,179,674	62,101,613
	UNITE Group PLC	3,594,188	53,664,055
	Workspace Group PLC	1,862,108	20,934,790

TOTAL UNITED KINGDOM			884,218,974

TOTAL COMMON STOCKS			5,897,242,876

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
*	Vitura SA Rights Exp 09/30/21	18,365	0

UNITED KINGDOM — (0.0%)
*	Capital & Regional PLC Rights Exp 10/29/21	2,619	79

TOTAL RIGHTS/WARRANTS			79

TOTAL INVESTMENT SECURITIES (Cost $5,055,209,691)			5,897,242,955

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	26,840,639	310,546,189

TOTAL INVESTMENTS — (100.0%) (Cost $5,365,727,338)			$6,207,789,144

As of October 31, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	181	12/17/21	$40,192,987	$41,602,850	$1,409,863

Total Futures Contracts			$40,192,987	$41,602,850	$1,409,863

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$545,228	$1,217,977,675	$134,418	$1,218,657,321
Belgium	—	243,338,111	—	243,338,111
Canada	356,619,417	—	—	356,619,417
China	—	10,098,158	—	10,098,158
France	—	230,230,632	—	230,230,632

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$44,088,240	—	$44,088,240
Hong Kong	—	252,071,693	—	252,071,693
Ireland	—	23,157,845	—	23,157,845
Italy	—	5,351,126	—	5,351,126
Japan	—	1,487,002,082	—	1,487,002,082
Malaysia	—	27,388,672	—	27,388,672
Mexico	$82,649,624	—	—	82,649,624
Netherlands	15,109,381	133,603,169	—	148,712,550
New Zealand	—	85,320,715	—	85,320,715
Singapore	—	585,814,605	—	585,814,605
South Africa	—	99,204,219	—	99,204,219
Spain	—	82,268,637	—	82,268,637
Taiwan	—	16,362,370	—	16,362,370
Turkey	—	14,687,885	—	14,687,885
United Kingdom	—	884,218,974	—	884,218,974
Rights/Warrants United Kingdom	—	79	—	79
Securities Lending Collateral	—	310,546,189	—	310,546,189
Futures Contracts**	1,409,863	—	—	1,409,863

TOTAL	$456,333,513	$5,752,731,076	$134,418^	$6,209,199,007

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (56.0%)
UNITED STATES — (56.0%)
	Acadia Realty Trust	400,826	$8,569,660
	Agree Realty Corp.	286,822	20,381,571
	Alexander’s, Inc.	10,359	2,887,882
	Alexandria Real Estate Equities, Inc.	588,622	120,161,295
	Alpine Income Property Trust, Inc.	2,374	43,777
	American Assets Trust, Inc.	233,497	8,833,192
	American Campus Communities, Inc.	578,584	31,081,533
	American Finance Trust, Inc.	209,568	1,735,223
	American Homes 4 Rent, Class A	1,198,179	48,646,084
	American Tower Corp.	1,814,073	511,514,164
	Americold Realty Trust	43,202	1,273,163
	Apartment Income REIT Corp.	646,305	34,648,414
	Apartment Investment & Management Co., Class A	669,779	5,076,925
	Apple Hospitality REIT, Inc.	997,783	15,675,171
#	AvalonBay Communities, Inc.	595,358	140,909,331
#	Bluerock Residential Growth REIT, Inc.	117,283	1,586,839
#	Boston Properties, Inc.	631,669	71,782,865
#*	Braemar Hotels & Resorts, Inc.	166,427	845,449
	Brandywine Realty Trust	780,597	10,342,910
	Brixmor Property Group, Inc.	1,242,580	29,126,075
	BRT Apartments Corp.	20,441	406,776
	Camden Property Trust	416,002	67,849,926
	CareTrust REIT, Inc.	440,507	9,140,520
	Cedar Realty Trust, Inc.	44,088	981,839
	Centerspace	61,170	6,192,851
*	Chatham Lodging Trust	218,251	2,769,605
	CIM Commercial Trust Corp.	2,013	17,010
	City Office REIT, Inc.	196,886	3,734,927
	Clipper Realty, Inc.	10,890	93,436
	Columbia Property Trust, Inc.	543,385	10,416,690
	Community Healthcare Trust, Inc.	97,118	4,646,125
*	CorePoint Lodging, Inc.	183,846	3,169,505
	CoreSite Realty Corp.	183,678	26,166,768
	Corporate Office Properties Trust	516,520	14,008,022
	Cousins Properties, Inc.	627,119	24,840,185
	Crown Castle International Corp.	1,756,044	316,614,733
#	CTO Realty Growth, Inc.	23,200	1,243,752
	CubeSmart	842,810	46,362,978
	CyrusOne, Inc.	516,104	42,330,850
*	DiamondRock Hospitality Co.	954,819	8,631,564
	Digital Realty Trust, Inc.	1,067,765	168,503,963
	Diversified Healthcare Trust	1,078,686	3,926,417
	Douglas Emmett, Inc.	734,684	24,009,473
	Duke Realty Corp.	1,595,075	89,707,018
	Easterly Government Properties, Inc.	381,061	8,013,713
	EastGroup Properties, Inc.	168,150	33,256,707
	Empire State Realty Trust, Inc., Class A	662,688	6,414,820
#	EPR Properties	344,165	17,280,525
	Equinix, Inc.	362,611	303,530,790
*	Equity Commonwealth	347,295	9,005,359
	Equity LifeStyle Properties, Inc.	725,843	61,340,992
	Equity Residential	1,590,294	137,401,402
»	Esc War Ind	183,367	49,069
#	Essential Properties Realty Trust, Inc.	543,106	16,179,128
#	Essex Property Trust, Inc.	277,372	94,287,064
	Extra Space Storage, Inc.	562,241	110,969,506
	Federal Realty Investment Trust	306,103	36,839,496

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
#	First Industrial Realty Trust, Inc.	541,190	$31,513,494
	Four Corners Property Trust, Inc.	346,577	10,050,733
	Franklin Street Properties Corp.	470,776	2,118,492
	Gaming & Leisure Properties, Inc.	925,101	44,858,148
	Getty Realty Corp.	170,794	5,485,903
	Gladstone Commercial Corp.	145,505	3,180,739
	Global Medical REIT, Inc.	201,336	3,338,151
	Global Net Lease, Inc.	451,060	7,225,986
	Healthcare Realty Trust, Inc.	605,623	20,021,896
	Healthcare Trust of America, Inc., Class A	916,797	30,611,852
	Healthpeak Properties, Inc.	2,298,884	81,633,371
*	Hersha Hospitality Trust.	167,441	1,495,248
	Highwoods Properties, Inc.	435,196	19,514,189
*	Host Hotels & Resorts, Inc.	2,961,527	49,842,499
	Hudson Pacific Properties, Inc.	676,343	17,415,832
#	Independence Realty Trust, Inc.	476,515	11,260,053
	Indus Realty Trust, Inc.	800	55,760
	Industrial Logistics Properties Trust	295,423	8,298,436
	Invitation Homes, Inc.	2,420,656	99,852,054
#	Iron Mountain, Inc.	1,203,218	54,914,870
	JBG SMITH Properties	508,845	14,685,252
	Kilroy Realty Corp.	438,525	29,547,815
	Kimco Realty Corp.	2,552,009	57,675,411
	Kite Realty Group Trust	1,010,288	20,508,838
	Lamar Advertising Co., Class A	362,565	41,042,358
	Lexington Realty Trust	1,278,384	18,626,055
	Life Storage, Inc.	325,915	43,610,619
	LTC Properties, Inc.	187,699	5,980,090
#	Macerich Co.	741,410	13,412,107
*	Mack-Cali Realty Corp.	431,009	7,840,054
	Medical Properties Trust, Inc.	2,423,399	51,691,101
	MGM Growth Properties LLC, Class A	645,032	25,401,360
	Mid-America Apartment Communities, Inc.	488,169	99,688,894
	Monmouth Real Estate Investment Corp.	406,971	7,671,403
	National Health Investors, Inc.	201,403	10,831,453
	National Retail Properties, Inc.	734,753	33,328,396
	National Storage Affiliates Trust	336,711	21,030,969
	NETSTREIT Corp.	10,800	261,792
	NexPoint Residential Trust, Inc.	93,297	6,607,294
	Office Properties Income Trust	223,214	5,718,743
	Omega Healthcare Investors, Inc.	994,079	29,186,164
	One Liberty Properties, Inc.	72,690	2,272,289
	Outfront Media, Inc.	670,210	16,681,527
	Paramount Group, Inc.	850,936	7,215,937
*	Park Hotels & Resorts, Inc.	1,015,979	18,826,093
	Pebblebrook Hotel Trust	602,688	13,536,363
	Physicians Realty Trust	912,318	17,343,165
	Piedmont Office Realty Trust, Inc., Class A	576,916	10,246,028
	Plymouth Industrial REIT, Inc.	68,887	1,760,752
	Postal Realty Trust, Inc., Class A	1,100	21,373
	Preferred Apartment Communities, Inc., Class A	113,896	1,436,229
	Prologis, Inc.	3,087,440	447,555,242
	PS Business Parks, Inc.	91,005	16,171,589
	Public Storage	665,891	221,195,672
#	Realty Income Corp.	1,593,474	113,821,848
	Regency Centers Corp.	710,556	50,030,220
	Retail Opportunity Investments Corp.	554,821	9,859,169
	Retail Value, Inc.	79,396	497,021
	Rexford Industrial Realty, Inc.	594,593	39,956,650

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	RLJ Lodging Trust	759,682	$10,954,612
	RPT Realty	364,153	4,839,593
*	Ryman Hospitality Properties, Inc.	225,230	19,266,174
	Sabra Health Care REIT, Inc.	997,518	14,114,880
	Saul Centers, Inc.	57,643	2,674,635
	SBA Communications Corp.	465,813	160,859,203
#*	Seritage Growth Properties	170,722	2,629,119
	Service Properties Trust	747,332	8,048,766
	Simon Property Group, Inc.	1,393,026	204,189,751
	SITE Centers Corp.	773,552	12,291,749
#	SL Green Realty Corp.	299,748	21,003,342
	Spirit Realty Capital, Inc.	495,652	24,252,262
	STAG Industrial, Inc.	674,324	29,353,324
#	STORE Capital Corp.	1,063,612	36,513,800
*	Summit Hotel Properties, Inc.	488,395	4,883,950
	Sun Communities, Inc.	469,155	91,944,997
*	Sunstone Hotel Investors, Inc.	1,001,010	12,352,463
#	Tanger Factory Outlet Centers, Inc.	469,705	7,891,044
	Terreno Realty Corp.	296,223	21,662,788
	UDR, Inc.	1,265,344	70,264,552
	UMH Properties, Inc.	171,316	4,101,305
	Uniti Group, Inc.	672,165	9,618,681
	Universal Health Realty Income Trust	59,560	3,393,133
	Urban Edge Properties	553,459	9,702,136
	Urstadt Biddle Properties, Inc.	6,002	105,695
	Urstadt Biddle Properties, Inc., Class A	129,339	2,540,218
	Ventas, Inc.	1,657,835	88,478,673
	VEREIT, Inc.	967,276	48,653,993
#	VICI Properties, Inc.	1,061,807	31,164,036
	Vornado Realty Trust	681,037	29,032,607
	Washington Real Estate Investment Trust	384,852	9,755,998
#	Welltower, Inc.	1,786,156	143,606,942
	Whitestone REIT	191,976	1,762,340
	WP Carey, Inc.	761,497	58,719,034
*	Xenia Hotels & Resorts, Inc.	518,515	9,229,567

TOTAL UNITED STATES			6,020,771,430

PREFERRED STOCKS — (0.0%)
UNITED STATES — (0.0%)
#	Brookfield Property Preferred LP, 6.250%	53,473	1,327,734

AFFILIATED INVESTMENT COMPANIES — (42.0%)
UNITED STATES — (42.0%)
*	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	727,520,729	3,666,704,472
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	17,169,966	839,611,357

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			4,506,315,829

TOTAL INVESTMENT SECURITIES (Cost $7,986,961,434)			10,528,414,993

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	18,759,320	$217,045,336

TOTAL INVESTMENTS — (100.0%)
(Cost $8,203,997,508)		$10,745,460,329

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks United States	$6,020,722,361	$49,069	—	$6,020,771,430
Preferred Stocks United States	1,327,734	—	—	1,327,734
Affiliated Investment Companies	4,506,315,829	—	—	4,506,315,829
Securities Lending Collateral	—	217,045,336	—	217,045,336

TOTAL	$10,528,365,924	$217,094,405	—	$10,745,460,329

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (7.8%)
*	A2B Australia Ltd.	814,834	$816,966
	Accent Group Ltd.	882,652	1,652,591
	Acrow Formwork & Construction Services Ltd.	3,283	1,137
	Adbri Ltd.	1,041,095	2,343,462
*	Ainsworth Game Technology Ltd.	826,328	841,254
*	Alliance Aviation Services Ltd.	127,048	356,937
#*	AMA Group Ltd.	456,601	167,763
*	AMP Ltd.	6,136,888	5,020,892
	Ansell Ltd.	188,883	4,522,358
*	Aurelia Metals Ltd.	5,230,547	1,487,844
	Austal Ltd.	1,096,155	1,557,954
	Austin Engineering Ltd.	656,808	116,127
*	Australian Agricultural Co. Ltd.	635,103	755,493
	Australian Pharmaceutical Industries Ltd.	9,949,481	11,300,830
#	Australian Vintage Ltd.	612,478	384,769
*	Australis Oil & Gas Ltd.	241,811	11,637
	Auswide Bank Ltd.	11,153	57,583
	AVJennings Ltd.	1,213,427	557,042
#	Bank of Queensland Ltd.	8,692,277	57,872,526
	Bapcor Ltd.	495,398	2,988,066
	Base Resources Ltd.	547,352	125,618
*	BCI Minerals Ltd.	474,324	181,024
#	Beach Energy Ltd.	16,861,100	17,712,688
	Bega Cheese Ltd.	2,215,447	9,074,407
	Bell Financial Group Ltd.	14,154	19,450
	Bravura Solutions Ltd.	372,610	784,929
	Brickworks Ltd.	460,493	8,264,244
	BWX Ltd.	1,239,715	4,357,810
	Capral Ltd.	7,874	47,356
	Cardno Ltd.	143,103	163,856
#*	Carnarvon Petroleum Ltd.	830,465	213,045
††	CDS Technologies Ltd.	15,209	0
	Cedar Woods Properties Ltd.	777,737	3,503,672
	Challenger Ltd.	256,163	1,345,580
	Cleanaway Waste Management Ltd.	16,625,958	33,813,162
#*	Cooper Energy Ltd.	681,380	148,905
	CSR Ltd.	6,444,659	28,931,341
	Domain Holdings Australia Ltd.	682,261	2,963,549
	Downer EDI Ltd.	10,150,069	48,529,011
#*	Eclipx Group Ltd.	4,147,158	7,825,207
	Elanor Investor Group	54,745	88,612
	Elders Ltd.	523,398	4,754,914
#*	Electro Optic Systems Holdings Ltd.	52,661	126,850
#	Emeco Holdings Ltd.	1,017,619	846,825
	Enero Group Ltd.	15,518	46,294
	EQT Holdings Ltd.	25,354	538,901
	Estia Health Ltd.	3,947,300	6,242,203
*	EVENT Hospitality & Entertainment Ltd.	1,256,656	15,555,723
	Finbar Group Ltd.	11,796	7,387
	Fleetwood Ltd.	1,198,776	2,155,033
*	G8 Education Ltd.	13,388,921	11,127,778
	Genworth Mortgage Insurance Australia Ltd.	5,169,797	8,981,201
#	Gold Road Resources Ltd.	1,361,638	1,412,278
	GrainCorp Ltd., Class A	4,800,669	22,815,695
	Grange Resources Ltd.	4,183,099	1,804,210
*	GTN Ltd.	74,832	29,043
	GUD Holdings Ltd.	51,234	474,192

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GWA Group Ltd.	341,679	$701,391
	Healius Ltd.	8,591,056	31,457,724
	HT&E Ltd.	3,977,884	5,762,700
#*	Humm Group Ltd.	7,099,360	4,737,035
*	Huon Aquaculture Group Ltd.	19,513	56,526
#	IGO Ltd.	11,106,754	81,332,717
	Iluka Resources Ltd.	254,212	1,813,649
	Intega Group Ltd.	819,378	555,608
	IOOF Holdings Ltd.	10,922,769	33,806,859
	IVE Group Ltd.	775,456	1,045,428
*	Japara Healthcare Ltd.	3,118,933	3,284,705
*	Kalium Lakes Ltd.	161,526	21,395
*	Karoon Energy Ltd.	1,143,453	1,573,278
††	Lednium Technology Pty Ltd.	438,495	0
	Link Administration Holdings Ltd.	4,113,297	13,543,317
	Lycopodium Ltd.	75,993	251,486
	MACA Ltd.	6,613,402	3,818,132
	Macmahon Holdings Ltd.	8,442,434	1,306,078
*	Mayne Pharma Group Ltd.	4,530,928	1,161,280
	McPherson’s Ltd.	1,948,773	1,419,425
	Medusa Mining Ltd.	204,305	117,568
#	Metcash Ltd.	769,543	2,371,703
	Michael Hill International Ltd.	13,999	10,444
	Michael Hill International Ltd.	402,866	298,334
*	MMA Offshore Ltd.	453,615	149,290
#	Monadelphous Group Ltd.	197,835	1,508,965
	Monash IVF Group Ltd.	3,416,368	2,422,424
	Money3 Corp. Ltd.	2,364,001	5,932,216
	Mount Gibson Iron Ltd.	11,029,402	3,510,472
#*	Myer Holdings Ltd.	10,866,313	4,432,011
	MyState Ltd.	889,080	3,487,963
	Navigator Global Investments Ltd.	2,315,816	3,277,149
#	New Hope Corp. Ltd.	3,134,697	4,749,706
	Nickel Mines Ltd.	937,593	742,685
	Nine Entertainment Co. Holdings Ltd.	16,747,539	35,073,713
	NRW Holdings Ltd.	1,985,056	2,753,031
*	Nufarm Ltd.	3,659,577	12,051,868
*	OM Holdings Ltd.	97,211	79,214
*	oOh!media Ltd.	4,232,731	5,809,853
*	Orocobre Ltd.	525,755	3,550,630
	OZ Minerals Ltd.	3,084,453	58,672,023
	Pacific Current Group Ltd.	27,514	157,603
	Pact Group Holdings Ltd.	117,325	274,179
*	Pantoro Ltd.	76,928	12,666
	Peet Ltd.	2,797,613	2,264,588
#	Perenti Global Ltd.	12,105,037	9,371,302
	Perpetual Ltd.	139,012	3,973,318
*	Perseus Mining Ltd.	19,416,400	23,024,386
	Premier Investments Ltd.	1,090,548	25,309,579
	Propel Funeral Partners Ltd.	129,988	411,202
	Ramelius Resources Ltd.	5,253,033	6,266,949
*	Red 5 Ltd.	688,602	134,249
#*	Reject Shop Ltd.	253,772	1,327,333
	Reliance Worldwide Corp. Ltd.	2,206,270	9,701,220
#*	Resolute Mining Ltd.	3,629,212	1,140,560
*	Retail Food Group Ltd.	384,326	23,178
	Ridley Corp. Ltd.	6,764,916	6,772,748
	Sandfire Resources Ltd.	6,210,133	26,159,532
	Select Harvests Ltd.	2,488,706	13,910,465

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Senex Energy Ltd.	1,669,000	$5,576,584
	Servcorp Ltd.	396,818	1,208,790
	Service Stream Ltd.	734,351	485,397
	SG Fleet Group Ltd.	49,174	94,576
	Shaver Shop Group Ltd.	978,012	756,791
	Sigma Healthcare Ltd.	9,232,090	3,958,705
*	Silver Lake Resources Ltd.	7,212,242	9,133,591
	Sims Ltd.	2,971,085	32,343,368
	Southern Cross Electrical Engineering Ltd.	131,707	65,436
	Southern Cross Media Group Ltd.	4,084,642	7,167,814
#*††	Speedcast International Ltd.	59,723	0
	SRG Global Ltd.	302,123	117,083
#	St Barbara Ltd.	1,968,060	2,164,078
*	Star Entertainment Grp Ltd.	10,537,694	29,283,612
	Sunland Group Ltd.	3,680,622	7,452,901
	Super Retail Group Ltd.	879,639	8,629,575
*	Superloop Ltd.	838,885	815,927
#	Tassal Group Ltd.	5,158,146	13,817,384
	United Malt Grp Ltd.	6,379,827	19,523,913
††	Virgin Australia Holdings Ltd.	39,419,376	0
	Virtus Health Ltd.	1,581,168	6,623,671
	Vita Group Ltd.	880,890	550,012
Ω	Viva Energy Group Ltd.	6,915,065	12,183,190
	Western Areas Ltd.	5,962,413	14,276,735
	Westgold Resources Ltd.	1,216,562	1,780,180
*	Whitehaven Coal Ltd.	10,802,885	21,378,838

TOTAL AUSTRALIA			1,006,098,427

AUSTRIA — (1.0%)
	Agrana Beteiligungs AG	365,568	7,714,605
	AT&S Austria Technologie & Systemtechnik AG	15,055	577,672
Ω	BAWAG Group AG	281,689	17,716,892
	EVN AG	473,611	13,373,595
	Oberbank AG	24,206	2,546,647
	POLYTEC Holding AG	35,195	344,757
#*	Porr AG	3,082	44,256
	Raiffeisen Bank International AG	1,333,151	38,954,564
	Strabag SE	343,479	14,746,809
	UNIQA Insurance Group AG	730,194	6,797,477
	Vienna Insurance Group AG Wiener Versicherung Gruppe	453,713	13,216,543
	voestalpine AG	273,707	10,395,684
	Zumtobel Group AG	80,787	832,701

TOTAL AUSTRIA			127,262,202

BELGIUM — (1.8%)
	Ackermans & van Haaren NV	331,435	56,995,531
*	AGFA-Gevaert NV	671,359	2,919,087
	Banque Nationale de Belgique	1,291	2,553,222
	Bekaert SA	885,063	38,767,273
	Cie d’Entreprises CFE	50,506	5,163,609
	Deceuninck NV	1,490,928	6,357,833
	D’ieteren Group	304,704	52,538,365
	Euronav NV	3,368,136	35,842,292
#*	Euronav NV	78,248	825,516
	Gimv NV	101,060	6,528,911
*	Greenyard NV	43,017	417,797
#	Immobel SA	26,029	2,294,516
#*	Ontex Group NV	675,616	6,370,826

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Recticel SA	586,631	$10,834,159
	Roularta Media Group NV	10,995	207,555
	Sipef NV	93,925	6,322,389
*	Tessenderlo Group SA	99,094	3,616,336
	Viohalco SA	35,319	178,040

TOTAL BELGIUM			238,733,257

CANADA — (10.9%)
*	5N Plus, Inc.	26,834	66,781
#	Acadian Timber Corp.	103,997	1,547,855
*	Advantage Energy Ltd.	1,607,276	9,103,915
	Aecon Group, Inc.	1,152,112	17,184,864
	AGF Management Ltd., Class B	1,204,370	7,678,151
#	Alamos Gold, Inc., Class A	7,320,411	54,299,752
#	Alaris Equity Partners Income	455,937	6,830,213
#*	Alcanna, Inc.	194,845	1,267,374
#	Algoma Central Corp.	307,731	4,281,777
	AltaGas Ltd.	1,089,984	22,564,148
*	Amerigo Resources Ltd.	58,604	61,559
	Andrew Peller Ltd., Class A	28,365	194,585
	ARC Resources Ltd.	5,961,374	57,176,393
*	Argonaut Gold, Inc.	2,942,515	7,465,657
#	Birchcliff Energy Ltd.	5,369,420	28,851,522
*	Black Diamond Group Ltd.	1,025,016	3,751,877
#*	Bonterra Energy Corp.	453,284	2,505,222
#	Brookfield Infrastructure Corp., Class A	75,228	4,560,120
#	Canaccord Genuity Group, Inc.	1,225,235	14,176,927
#	Canadian Western Bank	1,903,542	60,893,041
#*	Canfor Corp.	537,567	11,137,054
*	Canfor Pulp Products, Inc.	29,165	158,362
#*	Capstone Mining Corp.	2,467,153	10,346,254
*	Cardinal Energy Ltd.	301,269	1,136,818
#	Cascades, Inc.	2,600,286	30,129,364
*	Celestica, Inc.	36,401	357,458
*	Celestica, Inc.	2,329,588	22,964,588
#	Centerra Gold, Inc.	4,789,559	35,913,952
	CES Energy Solutions Corp.	694,200	1,082,584
#	Chesswood Group Ltd.	56,300	607,536
	China Gold International Resources Corp. Ltd.	3,341,437	9,638,761
*	Conifex Timber, Inc.	26,201	37,472
*	Copper Mountain Mining Corp.	746,325	2,291,560
#	Corus Entertainment, Inc., Class B	2,646,955	11,998,560
#	Crescent Point Energy Corp.	6,422,206	32,277,086
	Crescent Point Energy Corp.	561,040	2,822,031
#*	Crew Energy, Inc.	1,973,649	4,863,954
	Dexterra Group, Inc.	300,973	2,176,560
#	Doman Building Materials Group Ltd.	188,768	1,034,136
*	Dorel Industries, Inc., Class B	311,323	5,609,650
	DREAM Unlimited Corp., Class A	165,013	4,119,979
#	Dundee Precious Metals, Inc.	2,560,814	16,843,104
#	ECN Capital Corp.	1,498,913	13,031,920
	E-L Financial Corp. Ltd.	5,659	4,138,121
*	Eldorado Gold Corp.	403,943	3,613,162
#*	Eldorado Gold Corp.	588,902	5,276,562
	Endeavour Mining PLC	64,205	1,631,064
	Enerflex Ltd.	1,665,990	14,201,838
#*	Ensign Energy Services, Inc.	1,561,924	2,574,600
#*	Equinox Gold Corp.	6,029	44,721
	Equitable Group, Inc.	524,282	32,742,207

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Exco Technologies Ltd.	326,069	$2,571,456
#	Firm Capital Mortgage Investment Corp.	84,310	996,651
#*	Fortuna Silver Mines, Inc.	1,789,936	8,677,776
#	Freehold Royalties Ltd.	499,231	4,772,061
*	Frontera Energy Corp.	225,751	1,607,035
#*	GoldMoney, Inc.	8,200	15,769
#*	Gran Tierra Energy, Inc.	6,858,639	6,262,332
	Guardian Capital Group Ltd., Class A	66,437	1,856,865
*	Heroux-Devtek, Inc.	195,046	2,907,724
	High Liner Foods, Inc.	239,337	2,543,052
*	Home Capital Group, Inc., Class B	1,308,749	42,468,778
#	Hudbay Minerals, Inc.	4,786,498	33,377,083
#*	i-80 Gold Corp.	12,262	29,625
	iA Financial Corp., Inc.	641,629	37,955,445
#*	IAMGOLD Corp.	9,083,898	25,029,163
*	Imperial Metals Corp.	3,500	11,312
#	Interfor Corp.	852,963	19,532,136
*	International Petroleum Corp.	328,630	1,835,346
#*	Kelt Exploration Ltd.	1,590,374	6,425,236
#*	Knight Therapeutics, Inc.	264,176	1,097,176
#	KP Tissue, Inc.	12,413	107,320
	Lassonde Industries, Inc., Class A	6,306	896,730
#	Laurentian Bank of Canada	1,164,047	39,193,470
	Leon’s Furniture Ltd.	1,160	23,620
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	947,126	52,093,461
	Magellan Aerospace Corp.	48,100	411,975
*	Major Drilling Group International, Inc.	121,621	875,600
#	Maple Leaf Foods, Inc.	377,607	8,231,930
	Martinrea International, Inc.	2,425,307	22,516,789
#	Medical Facilities Corp.	155,000	1,157,240
#*	MEG Energy Corp.	5,060,206	45,343,960
	Melcor Developments Ltd.	132,916	1,557,274
*††	Mercator Minerals Ltd.	861,957	0
#	Mullen Group Ltd.	615,256	6,363,346
	Neo Performance Materials, Inc.	1,123	17,313
*	New Gold, Inc.	380,600	535,103
*	New Gold, Inc.	341,347	474,472
	North American Construction Group Ltd.	5,376	92,521
*	NuVista Energy Ltd.	3,016,132	14,939,309
#*	Obsidian Energy Ltd.	7,600	29,476
*	OceanaGold Corp.	11,705,925	21,849,294
	Osisko Gold Royalties Ltd.	6,829	86,245
	Osisko Gold Royalties Ltd.	31,510	397,971
*	Osisko Mining, Inc.	28,258	60,964
	Paramount Resources Ltd., Class A	872,281	14,582,652
	Parex Resources, Inc.	1,301,277	25,266,392
#	Peyto Exploration & Development Corp.	2,354,158	18,565,435
	Pizza Pizza Royalty Corp.	436,892	4,144,402
#	Polaris Infrastructure, Inc.	308,959	4,598,436
#	PrairieSky Royalty Ltd.	1,542,807	18,985,901
*	Precision Drilling Corp.	229,054	10,140,509
#*	Precision Drilling Corp.	6,305	279,059
	Primo Water Corp.	73,267	1,164,945
#	Quarterhill, Inc.	1,242,916	2,550,910
	Russel Metals, Inc.	285,210	7,519,717
#	Secure Energy Services, Inc.	618,042	2,861,491
*	ShawCor Ltd.	15,522	66,849
*††	Sonde Resources Corp.	463,104	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*††	Southern Pacific Resource Corp.	156,000	$0
#	SSR Mining, Inc.	1,123,535	17,720,921
#	SSR Mining, Inc.	332,809	5,251,726
*	Storm Resources Ltd.	408,623	1,822,559
*	Surge Energy, Inc.	154,103	671,150
*	Tamarack Valley Energy Ltd.	2,056,135	5,981,000
*	Taseko Mines Ltd.	330,386	696,758
	Tidewater Midstream & Infrastructure Ltd.	1,780,872	2,144,069
	Timbercreek Financial Corp.	807,892	6,351,640
*	Torex Gold Resources, Inc.	283,451	3,295,782
*	Total Energy Services, Inc.	504,893	2,047,966
	Tourmaline Oil Corp.	1,682,234	60,800,199
	TransAlta Corp.	4,562,378	51,168,234
#	Transcontinental, Inc., Class A	973,568	15,418,498
*	TransGlobe Energy Corp.	257,839	685,432
#*	Turquoise Hill Resources Ltd.	885,354	11,217,435
*	Turquoise Hill Resources Ltd.	6,632	84,025
*	Uni-Select, Inc.	327,176	4,708,310
#*	Vermilion Energy, Inc.	371,903	4,032,756
*	Vermilion Energy, Inc.	908,375	9,846,785
	VersaBank	35,929	429,081
	Wajax Corp.	109,970	2,195,668
	Western Forest Products, Inc.	1,147,374	1,983,985
#	Whitecap Resources, Inc.	6,857,444	41,169,043
#	Yamana Gold, Inc.	12,036,191	47,265,585
	Yamana Gold, Inc.	80,011	316,043
#*	Yangarra Resources Ltd.	406,155	639,950

TOTAL CANADA			1,415,161,453

CHINA — (0.0%)
*	FIH Mobile Ltd.	5,186,000	806,719
*††	Hanfeng Evergreen, Inc.	707,267	0

TOTAL CHINA			806,719

DENMARK — (2.5%)
#	Alm Brand AS	960,216	7,407,919
	Columbus AS	41,274	60,615
	D/S Norden AS	405,613	9,802,115
*	Dfds AS	402,480	20,859,544
*	Drilling Co. of 1972 AS	62,097	2,225,888
#	FLSmidth & Co. AS	691,791	26,302,078
	GronlandsBANKEN AS	1,526	145,469
*	H+H International AS, Class B	72,714	2,875,970
*	Harboes Bryggeri AS, Class B	24,521	379,532
*	Jyske Bank AS	1,162,241	56,702,266
	Matas AS	628,492	12,297,415
*	NKT AS	62,880	3,029,753
Ω	NNIT AS	3,309	62,191
	North Media AS	21,082	396,085
	Per Aarsleff Holding AS	492,582	21,260,808
	Ringkjoebing Landbobank AS	116,915	14,852,853
Ω	Scandinavian Tobacco Group AS, Class A	1,010,609	22,724,312
	Schouw & Co. AS	347,301	33,780,141
	Solar AS, Class B	43,566	5,062,207
	Spar Nord Bank AS	1,927,764	24,844,811
*	Sparekassen Sjaelland-Fyn AS	1,928	43,112
	Sydbank AS	1,555,575	53,457,498

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	UIE PLC	10,783	$2,894,584

TOTAL DENMARK			321,467,166

FINLAND — (2.2%)
	Aktia Bank Oyj	385,230	5,515,152
	Anora Group Oyj	8,865	109,841
	Aspo Oyj	58,617	825,137
	Atria Oyj, Class A	290,809	3,750,060
	Cargotec Oyj, Class B	846,300	43,825,174
	Fiskars Oyj Abp	195,217	4,798,814
#	HKScan Oyj, Class A	460,227	1,048,645
	Kemira Oyj	2,599,560	39,923,734
	Konecranes Oyj, Class A	1,038,552	43,198,178
	Lassila & Tikanoja Oyj	2,051	32,231
	Metsa Board Oyj	3,913,379	36,218,647
#	Nokian Renkaat Oyj	822,125	30,872,563
	Oriola Oyj, Class A	5,285	11,987
	Oriola Oyj, Class B	163,278	374,270
#*	Outokumpu Oyj	2,590,470	16,135,768
	Pihlajalinna Oyj	13,419	182,524
	Raisio Oyj, Class V	1,418,465	5,743,303
*	Rapala VMC Oyj	41,877	427,593
#Ω	Rovio Entertainment Oyj	4,206	34,412
	Sanoma Oyj	312,560	4,865,522
	Scanfil Oyj	2,960	26,278
	Taaleri Oyj	12,526	158,178
	Teleste Oyj	52,756	322,239
Ω	Terveystalo Oyj	237,481	3,090,944
	TietoEVRY Oyj	1,238,703	37,987,671
#	YIT Oyj	1,693,928	9,983,526

TOTAL FINLAND			289,462,391

FRANCE — (4.1%)
	AKWEL	150,161	3,834,980
Ω	ALD SA	185,290	2,761,844
	Altamir	343,540	9,744,751
	Assystem SA	50,805	1,818,274
	Axway Software SA	16,709	526,081
*	Beneteau SA	52,853	806,863
#	Bigben Interactive	34,843	661,119
	Boiron SA	2,180	105,511
	Bonduelle SCA	275,990	7,071,674
	Burelle SA	5,715	4,379,604
#*	Casino Guichard Perrachon SA	645,493	16,095,911
*	CGG SA	380,648	275,283
#*	Cie des Alpes	431,056	7,633,385
*	Coface SA	1,183,960	16,928,021
*	Derichebourg SA	1,565,810	17,819,363
*	Elis SA	3,022,710	57,393,983
#*	Etablissements Maurel et Prom SA	841,260	2,422,179
	Eurazeo SE	14,378	1,347,704
*Ω	Europcar Mobility Group	17	10
#	Eutelsat Communications SA	796,661	11,323,053
*	Exel Industries, Class A	525	42,768
	Fleury Michon SA	1,862	49,242
	Fnac Darty SA	202,821	13,167,641
*	Gaumont SA	12,922	1,523,950
*	GL Events	205,496	4,343,385

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Groupe Crit	10,157	$797,285
	Groupe SFPI	140,840	596,086
	Guerbet	2,938	129,700
*	Haulotte Group SA	42,639	247,555
	Imerys SA	205,573	8,910,630
	IPSOS	672,024	31,496,091
	Jacquet Metals SACA	298,933	7,291,008
	Korian SA	904,206	30,121,909
	LISI	125,993	3,503,774
Ω	Maisons du Monde SA	247,321	5,610,879
	Manutan International	34,490	2,858,075
	Mersen SA	347,069	13,020,023
	Nexans SA	183,417	18,402,882
	Nexity SA	516,023	23,591,122
	NRJ Group	3,043	20,276
*	OL Groupe SA	82,042	210,516
#	Plastiques Du Val De Loire	122,314	839,908
	Quadient SA	617,692	14,767,078
*	Rallye SA	809	5,205
	Rexel SA	2,914,413	57,927,440
	Rothschild & Co.	355,008	15,658,672
	Samse SA	990	237,880
	Savencia SA	121,961	9,026,365
	SCOR SE	972,858	32,751,389
	Seche Environnement SA	49,736	3,936,106
	SES SA, Class A	3,000,831	26,951,084
*Ω	SMCP SA	77,184	633,792
	Societe BIC SA	15,792	917,966
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	15,346	1,224,363
	Television Francaise 1	918,962	9,838,273
	Total Gabon	8,360	1,307,815
	Vicat SA	334,413	14,272,319
	VIEL & Cie SA	25,721	175,792
	Vilmorin & Cie SA	118,199	7,515,347
*	Vranken-Pommery Monopole SA	24,787	504,195

TOTAL FRANCE			527,375,379

GERMANY — (6.6%)
	1&1 AG	485,098	14,118,773
#	7C Solarparken AG	191,463	925,682
#	Aareal Bank AG	1,191,446	38,085,028
#*	ADVA Optical Networking SE	1,237,223	16,402,789
*Ω	Aumann AG	1,289	24,163
	Aurubis AG	1,029,677	88,727,111
#*	Bauer AG	349,130	4,541,765
	BayWa AG	343,626	14,536,365
	Bertrandt AG	12,403	809,050
*	Bijou Brigitte AG	42,424	1,211,076
	Bilfinger SE	122,968	4,321,699
#*	Borussia Dortmund GmbH & Co. KGaA	917,021	5,060,395
*	CECONOMY AG	12,194	59,494
*	Commerzbank AG	10,806,353	78,917,487
#*	Corestate Capital Holding SA	174,094	2,054,181
	CropEnergies AG	416,154	5,973,621
	Deutsche Beteiligungs AG	236,221	10,915,321
Ω	Deutsche Pfandbriefbank AG	1,821,826	22,604,953
*	Deutz AG	2,931,158	24,567,615
	DMG Mori AG	19,688	956,344
	Draegerwerk AG & Co. KGaA	61,207	4,563,346

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Duerr AG	117,099	$5,307,271
	Elmos Semiconductor SE	4,744	220,878
#*	ElringKlinger AG	394,967	5,579,909
	First Sensor AG	19,530	992,877
	FORTEC Elektronik AG	1,354	29,670
*	Francotyp-Postalia Holding AG, Class A	9,574	32,465
*	Fraport AG Frankfurt Airport Services Worldwide	144,127	10,315,382
	Freenet AG	1,864,258	48,014,410
*	Gesco AG	111,337	3,036,999
*	Grammer AG	7,423	169,707
	GRENKE AG	10,672	416,123
*	H&R GmbH & Co. KGaA	231,597	2,389,040
#	Hella GmbH & Co. KGaA	222,096	15,404,577
*	Highlight Communications AG	11,679	53,540
	Hornbach Baumarkt AG	147,743	6,640,415
	Hornbach Holding AG & Co. KGaA	147,604	18,665,622
	Indus Holding AG	383,726	15,098,148
Ω	Instone Real Estate Group AG	12,879	339,518
	Jenoptik AG	80,735	3,090,373
Ω	JOST Werke AG	9,174	531,717
*	K+S AG	3,414,677	58,842,642
*	Kloeckner & Co. SE	1,378,347	18,518,864
*	Koenig & Bauer AG	88,719	3,130,497
	Krones AG	130,677	13,466,872
	KSB SE & Co. KGaA	5,653	2,902,325
	KWS Saat SE & Co. KGaA	19,828	1,692,597
	Lanxess AG	1,151,558	77,594,697
	Leifheit AG	11,825	474,522
#*	Leoni AG	80,707	1,252,903
*	Manz AG	1,150	60,109
*	Mediclin AG	647,471	3,071,306
	METRO AG	1,490,175	18,837,496
	MLP SE	1,308,075	12,610,830
#*	Nordex SE	707,914	13,009,554
	Norma Group SE	124,116	5,332,154
	Patrizia AG	220,227	6,086,010
	PNE AG	1,208,054	11,665,501
*	Progress-Werk Oberkirch AG	5,898	182,482
#*	q.beyond AG	2,008,488	4,635,790
	Rheinmetall AG	316,684	30,726,867
	RTL Group SA	65,755	3,797,894
*	SAF-Holland SE	628,550	8,731,312
*	Salzgitter AG	459,024	16,841,576
Ω	Scout24 AG	4,518	314,661
	Softing AG	12,954	101,915
	Software AG	351,413	14,453,070
	Suedzucker AG	602,430	9,557,024
*	SUESS MicroTec SE	28,075	738,303
	Surteco Group SE	100,338	4,269,060
	Takkt AG	336,557	5,499,628
	Technotrans SE	1,248	36,906
	Telefonica Deutschland Holding AG	670,544	1,747,047
	United Internet AG	172,468	6,364,134
	Vossloh AG	60,430	3,238,082
	Wacker Neuson SE	664,102	21,799,412
	Wuestenrot & Wuerttembergische AG	185,156	3,856,786

TOTAL GERMANY			861,145,727

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (0.0%)
††	Michaniki SA	986,718	$0
††	Tropea Holding SA	4,581	1,986

TOTAL GREECE			1,986

HONG KONG — (2.3%)
	Aeon Credit Service Asia Co. Ltd.	868,000	559,594
	Allied Group Ltd.	37,070,000	13,630,025
*	Applied Development Holdings Ltd.	2,995,000	39,015
	Asia Financial Holdings Ltd.	3,630,106	1,620,903
	Asia Standard Hotel Group Ltd.	5,534,077	142,808
	Asia Standard International Group Ltd.	11,459,503	1,349,513
	Associated International Hotels Ltd.	1,005,000	1,673,163
	Automated Systems Holdings Ltd.	558,000	96,034
	Bank of East Asia Ltd.	2,084,400	3,423,146
††	Bel Global Resources Holdings Ltd.	16,756,000	0
*	Blue River Holdings Ltd.	4,022,417	127,179
Ω	BOC Aviation Ltd.	46,300	405,161
	BOCOM International Holdings Co. Ltd.	3,235,000	725,039
	BOE Varitronix Ltd.	1,680,000	1,884,730
*	Cathay Pacific Airways Ltd.	786,000	725,129
*	Century City International Holdings Ltd.	26,919,300	1,508,249
	Chen Hsong Holdings	2,622,000	790,194
	Cheuk Nang Holdings Ltd.	5,248,016	1,744,110
	Chevalier International Holdings Ltd.	2,518,858	3,150,513
*	China Energy Development Holdings Ltd.	2,360,000	51,571
*	China Strategic Holdings Ltd.	39,875,000	251,196
	China Tonghai International Financial Ltd.	1,190,000	30,626
	Chinney Investments Ltd.	1,192,000	252,244
	Chow Sang Sang Holdings International Ltd.	3,051,000	4,334,484
	Chuang’s China Investments Ltd.	22,344,415	1,100,716
	Chuang’s Consortium International Ltd.	19,037,520	2,128,801
	CITIC Telecom International Holdings Ltd.	9,980,000	3,535,689
Ω	Crystal International Group Ltd.	134,500	42,855
#	CSI Properties Ltd.	112,485,476	3,196,030
	Dah Sing Banking Group Ltd.	8,673,488	8,298,324
	Dah Sing Financial Holdings Ltd.	3,275,756	10,154,061
	Dickson Concepts International Ltd.	1,968,000	1,016,115
	Eagle Nice International Holdings Ltd.	1,490,000	881,121
	EcoGreen International Group Ltd.	3,457,840	752,357
*	Emperor Capital Group Ltd.	4,752,000	70,134
	Emperor Entertainment Hotel Ltd.	10,865,000	1,294,533
	Emperor International Holdings Ltd.	22,330,333	3,107,741
	Emperor Watch & Jewellery Ltd.	57,400,000	1,325,058
	Far East Consortium International Ltd.	29,773,561	9,818,326
	First Pacific Co. Ltd.	28,866,000	11,530,770
*	First Shanghai Investments Ltd.	2,368,000	77,363
#*Ω	FIT Hon Teng Ltd.	1,509,000	302,578
	Fountain SET Holdings Ltd.	9,978,000	1,789,014
	GDH Guangnan Holdings Ltd.	4,880,000	426,054
#	Get Nice Financial Group Ltd.	5,013,324	491,635
	Giordano International Ltd.	2,850,000	556,074
	Glorious Sun Enterprises Ltd.	3,412,000	359,494
*	Gold Peak Industries Holdings Ltd.	7,973,907	659,425
	Golden Resources Development International Ltd.	14,379,000	1,033,884
*††	Good Resources Holdings Ltd.	500,000	1,022
#*	Goodbaby International Holdings Ltd.	11,688,000	1,696,963
*	GR Properties Ltd.	726,000	93,181
	Great Eagle Holdings Ltd.	3,158,384	8,689,953
*	G-Resources Group Ltd.	1,353,850	512,747

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Guotai Junan International Holdings Ltd.	9,804,000	$1,422,275
	Haitong International Securities Group Ltd.	43,067,789	9,899,763
	Hang Lung Group Ltd.	3,604,000	8,438,948
	Hanison Construction Holdings Ltd.	7,674,724	1,317,589
	Harbour Centre Development Ltd.	2,204,000	1,975,784
	HKR International Ltd.	18,210,957	7,266,381
	Hon Kwok Land Investment Co. Ltd.	6,398,935	2,550,439
	Hong Kong Economic Times Holdings Ltd.	64,000	9,756
	Hong Kong Ferry Holdings Co. Ltd.	2,587,000	1,833,011
*	Hongkong & Shanghai Hotels Ltd.	8,053,841	7,325,439
	Hongkong Chinese Ltd.	20,343,100	1,573,080
††	Hsin Chong Group Holdings Ltd.	24,822,006	209,283
	Hung Hing Printing Group Ltd.	6,999,275	1,144,260
	Hutchison Telecommunications Hong Kong Holdings Ltd.	28,190,000	4,501,143
*	IPE Group Ltd.	10,775,000	1,312,282
*	IRC Ltd.	79,916,000	2,551,067
	Jacobson Pharma Corp. Ltd.	650,000	48,712
††	Jinchang Pharmaceutical Holdings Ltd.	507,600	0
	Johnson Electric Holdings Ltd.	2,310,726	5,114,697
	K Wah International Holdings Ltd.	5,350,000	2,140,076
*	Kader Holdings Co. Ltd.	256,000	14,332
*	Keck Seng Investments Hong Kong Ltd.	2,818,000	1,318,453
	Kerry Logistics Network Ltd.	2,050,500	4,972,041
	Kerry Properties Ltd.	3,186,500	9,007,276
	Kingmaker Footwear Holdings Ltd.	76,000	8,501
	Kowloon Development Co. Ltd.	8,783,277	10,398,405
*	Kwoon Chung Bus Holdings Ltd.	218,000	60,954
*	Lai Sun Development Co. Ltd.	9,435,396	4,952,635
*	Lai Sun Garment International Ltd.	10,365,906	5,269,327
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,901,000	431,788
*	Lerado Financial Group Co. Ltd.	658,400	2,854
	Lippo China Resources Ltd.	4,888,000	79,739
	Lippo Ltd.	4,619,500	1,624,230
	Liu Chong Hing Investment Ltd.	4,202,000	4,320,395
	Luk Fook Holdings International Ltd.	325,000	885,750
	Lung Kee Bermuda Holdings	658,000	307,682
*	Magnificent Hotel Investment Ltd.	38,616,600	573,375
*	Mason Group Holdings Ltd.	8,460,400	26,140
*	Midland Holdings Ltd.	1,949,969	282,160
	Ming Fai International Holdings Ltd.	2,484,000	158,444
	Miramar Hotel & Investment	2,292,000	3,847,507
*	Mongolian Mining Corp.	2,367,000	639,540
	Nanyang Holdings Ltd.	98,350	495,220
	National Electronics Hldgs	4,289,648	591,456
*	Neo-Neon Holdings Ltd.	40,000	2,463
*	NewOcean Energy Holdings Ltd.	8,012,000	273,524
	NWS Holdings Ltd.	6,068,000	6,025,741
	Oriental Enterprise Holdings Ltd.	118,000	10,580
	Oriental Watch Holdings	6,004,587	3,192,522
††	Pacific Andes International Holdings Ltd.	88,958,890	313,280
*	Paliburg Holdings Ltd.	9,425,041	2,453,940
	Pico Far East Holdings Ltd.	786,000	130,128
	Playmates Holdings Ltd.	27,393,000	2,859,033
	Pokfulam Development Co. Ltd.	70,000	103,506
*	PT International Development Co. Ltd.	2,640,000	115,425
	Public Financial Holdings Ltd.	5,160,444	1,624,070
*	Regal Hotels International Holdings Ltd.	8,496,623	3,473,803
	Safety Godown Co. Ltd.	420,000	189,193
	SAS Dragon Holdings Ltd.	36,000	21,186

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	SEA Holdings Ltd.	2,351,368	$1,687,557
*	Shangri-La Asia Ltd.	1,288,000	1,047,709
	Shenwan Hongyuan HK Ltd.	815,000	102,613
*	Shun Ho Property Investments Ltd.	271,173	43,590
*	Shun Tak Holdings Ltd.	29,124,546	7,961,802
	Sing Tao News Corp. Ltd.	674,000	55,568
	Singamas Container Holdings Ltd.	4,280,000	504,006
	SmarTone Telecommunications Holdings Ltd.	1,483,000	864,944
	Soundwill Holdings Ltd.	1,507,500	1,503,359
*	South China Holdings Co. Ltd.	30,297,751	343,538
	Stella International Holdings Ltd.	44,000	52,569
	Sun Hung Kai & Co. Ltd.	9,615,688	4,995,453
#	TAI Cheung Holdings Ltd.	4,492,000	2,817,071
	Tan Chong International Ltd.	3,879,000	1,007,997
	Tao Heung Holdings Ltd.	747,000	84,334
	Tern Properties Co. Ltd.	146,000	60,220
	Texhong Textile Group Ltd.	466,000	695,337
	Texwinca Holdings Ltd.	9,478,000	1,940,932
	Tian Teck Land Ltd.	432,000	282,803
#	Transport International Holdings Ltd.	811,879	1,373,703
	United Laboratories International Holdings Ltd.	2,892,000	1,837,053
††	Untrade CW Group Holdings	1,696,500	9,441
	Upbest Group Ltd.	4,476,000	506,626
*	Value Convergence Holdings Ltd.	648,000	34,363
	Vedan International Holdings Ltd.	6,156,000	624,635
#Ω	VPower Group International Holdings Ltd.	886,000	173,161
	VSTECS Holdings Ltd.	2,442,000	2,304,504
	Wai Kee Holdings Ltd.	926,000	445,007
	Wang On Group Ltd.	131,100,000	1,229,127
	Wing On Co. International Ltd.	2,394,500	5,504,397
	Wing Tai Properties Ltd.	2,564,749	1,385,701
	Wong’s International Holdings Ltd.	70,000	18,478
*	Xingye Alloy Materials Group Ltd.	1,406,000	201,566
*	Yue Yuen Industrial Holdings Ltd.	5,188,500	11,013,685
#	Zensun Enterprises Ltd.	399,000	226,754

TOTAL HONG KONG			298,086,830

IRELAND — (0.3%)
*	AIB Group PLC	1,736,415	4,699,566
*	Bank of Ireland Group PLC	4,920,494	29,312,300
*	Permanent TSB Group Holdings PLC	130,484	241,163

TOTAL IRELAND			34,253,029

ISRAEL — (1.1%)
	Africa Israel Residences Ltd.	6,664	363,515
	Albaad Massuot Yitzhak Ltd.	4,464	60,486
*	Alrov Properties & Lodgings Ltd.	10,243	563,433
#	Ashtrom Group Ltd.	338,519	7,915,423
	Aura Investments Ltd.	183,482	271,755
*	Avgol Industries 1953 Ltd.	8,403	8,087
#*	Azorim-Investment Development & Construction Co. Ltd.	1,039,037	4,644,132
	Carasso Motors Ltd.	201,391	1,183,055
*	Cellcom Israel Ltd.	221,476	838,067
*	Cellcom Israel Ltd.	29,907	111,762
*	Clal Insurance Enterprises Holdings Ltd.	210,557	5,202,437
	Delek Automotive Systems Ltd.	24,127	315,895
#*	Delek Group Ltd.	90,113	7,505,062
	Delta Galil Industries Ltd.	17,635	905,588

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Dor Alon Energy in Israel 1988 Ltd.	36,825	$1,055,823
#*	Equital Ltd.	404,046	12,417,965
#	Formula Systems 1985 Ltd.	81,886	8,820,207
	Gilat Satellite Networks Ltd.	7,608	62,968
	Hadera Paper Ltd.	9,859	788,184
#	Harel Insurance Investments & Financial Services Ltd.	2,437,585	27,252,783
	IDI Insurance Co. Ltd.	13,728	551,955
#	IES Holdings Ltd.	2,040	178,139
	Isracard Ltd.	438,901	1,764,191
#	Israel Land Development—Urban Renewal Ltd.	10,384	147,096
	Isras Investment Co. Ltd.	6,171	1,378,659
*	Kamada Ltd.	13,395	76,485
	Kenon Holdings Ltd.	73,010	2,930,886
#	Kerur Holdings Ltd.	7,572	228,005
#	Mediterranean Towers Ltd.	45,785	143,143
#	Meitav Dash Investments Ltd.	377,897	2,043,849
	Menora Mivtachim Holdings Ltd.	526,340	12,176,574
#	Migdal Insurance & Financial Holdings Ltd.	404,169	687,811
	Mivtach Shamir Holdings Ltd.	7,046	253,526
	Mizrahi Tefahot Bank Ltd.	1	42
*	Naphtha Israel Petroleum Corp. Ltd.	64,706	401,031
#	Nawi Brothers Ltd.	76,019	676,407
*	Neto Malinda Trading Ltd.	14,160	441,045
	Neto ME Holdings Ltd.	9,710	480,520
*	Oil Refineries Ltd.	9,286,148	2,512,670
	Palram Industries 1990 Ltd.	48,957	836,804
*	Partner Communications Co. Ltd.	206,202	1,042,659
*	Paz Oil Co. Ltd.	55,694	7,098,412
*	Perion Network Ltd.	35,136	981,837
#	Phoenix Holdings Ltd.	1,124,376	14,212,028
	Plasson Industries Ltd.	7,374	551,959
#	Prashkovsky Investments & Construction Ltd.	13,588	428,333
	Raval Ics Ltd.	14,781	35,685
	Scope Metals Group Ltd.	8,666	390,957
	Shalag Industries Ltd.	5,736	25,154
*	Summit Real Estate Holdings Ltd.	522,008	9,483,198
*	Tera Light Ltd.	526,340	1,329,011
	YH Dimri Construction & Development Ltd.	13,893	997,367

TOTAL ISRAEL			144,772,065

ITALY — (3.7%)
	A2A SpA	5,453,240	11,475,512
*	Aeffe SpA	74,846	217,209
Ω	Anima Holding SpA	3,654,056	19,415,612
	Ascopiave SpA	14,353	58,466
	Autostrade Meridionali SpA	7,652	250,155
	Avio SpA	190,682	2,536,990
	Banca IFIS SpA	284,262	5,256,467
	Banca Popolare di Sondrio SCPA	8,648,291	37,581,294
#	Banca Profilo SpA	2,698,377	651,677
#*Ω	Banca Sistema SpA	950,655	2,489,439
#	Banco BPM SpA	22,089,452	68,693,581
	Banco di Desio e della Brianza SpA	439,390	1,626,044
	BPER Banca	17,499,465	38,368,740
	Buzzi Unicem SpA	877,685	20,470,615
	Cairo Communication SpA	1,334,180	2,792,598
	Cementir Holding NV	1,452,720	15,252,658
*	CIR SpA-Compagnie Industriali	5,514,403	3,038,209
	Credito Emiliano SpA	1,603,325	12,164,424

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	d’Amico International Shipping SA	4,836,231	$576,662
	Danieli & C Officine Meccaniche SpA	148,926	3,217,473
#	Danieli & C Officine Meccaniche SpA	320,973	10,804,960
	DeA Capital SpA	2,083,273	3,218,384
	Emak SpA	1,255,591	2,924,727
	Esprinet SpA	759,142	9,860,955
*	Exprivia SpA	121,239	266,878
	Fila SpA	72,810	878,477
#*	Fincantieri SpA	557,925	438,727
*	FNM SpA	3,748,611	2,907,898
#*	IMMSI SpA	4,373,744	2,625,160
#*	Intek Group SpA	2,909,563	1,143,315
	Italmobiliare SpA	233,315	8,188,333
*	IVS Group SA	30,295	222,376
	La Doria SpA	132,368	2,539,121
*	Leonardo SpA	4,461,365	32,735,580
	Mediaset NV	2,716,914	7,632,188
#*	Mondo TV SpA	36,980	56,496
	Openjobmetis SpA agenzia per il lavoro	9,549	127,034
	Orsero SpA	18,823	205,584
#Ω	OVS SpA	5,913,501	16,986,656
#Ω	Pirelli & C SpA	5,206,157	32,019,648
#*	Prima Industrie SpA	50,761	1,121,489
#	Reno de Medici SpA	2,426,572	4,075,563
	Rizzoli Corriere Della Sera Mediagroup SpA	710,552	584,343
#*	Saras SpA	7,155,411	5,312,172
*	Servizi Italia SpA	38,224	92,070
*	Sogefi SpA	653,297	1,035,723
	TXT e-solutions SpA	5,061	51,766
	Unipol Gruppo SpA	10,135,870	58,214,242
#	UnipolSai Assicurazioni SpA	4,891,094	14,163,141
	Webuild SpA	3,130,049	7,748,837

TOTAL ITALY			474,315,668

JAPAN — (21.9%)
	77 Bank Ltd.	834,500	8,513,185
	A&A Material Corp.	4,100	34,712
	Achilles Corp.	276,700	3,188,423
	AD Works Group Co. Ltd.	202,800	290,349
	ADEKA Corp.	1,118,800	24,888,102
	AEON Financial Service Co. Ltd.	526,500	6,689,248
#	Ahresty Corp.	476,500	1,780,159
	Aichi Corp.	277,800	1,969,207
	Aichi Steel Corp.	261,000	6,080,445
	Aichi Tokei Denki Co. Ltd.	26,500	1,122,638
	Aida Engineering Ltd.	326,300	2,962,128
	Ainavo Holdings Co. Ltd.	29,900	260,738
	Aiphone Co. Ltd.	138,200	2,856,675
	Airport Facilities Co. Ltd.	572,400	2,927,089
	Aisan Industry Co. Ltd.	869,330	6,405,708
	Akatsuki Corp.	34,100	111,919
	Akita Bank Ltd.	49,600	631,129
	Albis Co. Ltd.	47,400	981,732
	Alconix Corp.	276,899	4,174,212
	Alinco, Inc.	170,300	1,487,375
	Alpen Co. Ltd.	221,400	5,400,485
#	Alpha Corp.	141,900	1,535,554
	Alps Alpine Co. Ltd.	2,373,488	23,191,489
	Alps Logistics Co. Ltd.	182,600	1,667,233

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Anabuki Kosan, Inc.	33,300	$604,485
	AOI Electronics Co. Ltd.	31,200	674,042
	AOKI Holdings, Inc.	63,900	390,138
	Aomori Bank Ltd.	355,100	6,124,122
	Aozora Bank Ltd.	277,500	6,347,806
	Arakawa Chemical Industries Ltd.	379,900	4,142,934
	Arata Corp.	29,100	1,030,095
	Araya Industrial Co. Ltd.	83,800	1,282,207
	Arcs Co. Ltd.	281,400	5,407,742
	Arealink Co. Ltd.	105,200	1,431,673
	Arisawa Manufacturing Co. Ltd.	631,082	5,376,866
	Artnature, Inc.	39,100	253,970
	Asahi Broadcasting Group Holdings Corp.	153,700	969,060
	Asahi Diamond Industrial Co. Ltd.	823,000	5,060,560
	Asahi Kogyosha Co. Ltd.	90,924	2,726,675
	Asahi Printing Co. Ltd.	11,900	89,097
	Asahi Yukizai Corp.	343,600	4,152,146
#	Asanuma Corp.	73,600	2,943,394
#	Asax Co. Ltd.	40,400	252,473
#*	Ashimori Industry Co. Ltd.	120,399	1,042,047
	Asia Pile Holdings Corp.	605,100	2,462,266
	ASKA Pharmaceutical Holdings Co. Ltd.	235,100	2,042,894
#	Astena Holdings Co. Ltd.	597,400	2,965,264
	Asti Corp.	55,500	883,151
	Avantia Co. Ltd.	92,900	701,769
	Awa Bank Ltd.	710,620	13,236,986
#	Bando Chemical Industries Ltd.	458,900	3,545,994
	Bank of Iwate Ltd.	117,000	1,680,933
	Bank of Kochi Ltd.	102,799	687,826
	Bank of Nagoya Ltd.	44,270	941,714
	Bank of Saga Ltd.	75,680	954,122
	Bank of the Ryukyus Ltd.	853,900	5,691,990
#	Bank of Toyama Ltd.	1,700	28,392
	Belluna Co. Ltd.	743,524	5,221,141
	Bunka Shutter Co. Ltd.	574,300	5,598,080
	Canon Electronics, Inc.	154,500	2,126,635
	Carlit Holdings Co. Ltd.	401,100	2,679,137
	Cawachi Ltd.	363,500	7,090,289
	Central Glass Co. Ltd.	867,200	16,148,667
	Chiba Kogyo Bank Ltd.	1,108,042	2,627,518
	Chino Corp.	55,900	690,247
	Chiyoda Integre Co. Ltd.	139,600	2,669,910
	Chori Co. Ltd.	94,800	1,511,614
	Chubu Shiryo Co. Ltd.	415,979	3,975,657
	Chudenko Corp.	98,560	1,929,860
	Chuetsu Pulp & Paper Co. Ltd.	159,600	1,647,753
	Chugoku Bank Ltd.	654,300	4,746,397
#	Chukyo Bank Ltd.	184,600	2,137,739
	Chuo Gyorui Co. Ltd.	61,100	1,558,731
	Chuo Spring Co. Ltd.	341,600	2,962,158
#	Chuo Warehouse Co. Ltd.	21,900	185,785
	CI Takiron Corp.	1,053,300	5,617,341
	Citizen Watch Co. Ltd.	858,700	3,744,842
	CK-San-Etsu Co. Ltd.	9,900	297,489
	Cleanup Corp.	514,900	2,512,034
*	CMK Corp.	960,700	3,617,427
	Comany, Inc.	14,500	157,153
#	Corona Corp., Class A	230,900	1,855,166
	Cosel Co. Ltd.	31,800	258,922

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	656,400	$13,418,540
	Cosmos Initia Co. Ltd.	91,000	328,753
	Create Medic Co. Ltd.	20,800	180,526
	Credit Saison Co. Ltd.	1,283,900	15,740,250
	CTI Engineering Co. Ltd.	210,800	5,057,053
	Dai Nippon Toryo Co. Ltd.	187,300	1,425,251
	Dai-Dan Co. Ltd.	220,500	4,642,587
	Daido Kogyo Co. Ltd.	169,789	1,524,343
	Daido Metal Co. Ltd.	597,100	3,204,223
	Daido Steel Co. Ltd.	325,400	12,466,988
	Daihatsu Diesel Manufacturing Co. Ltd.	304,000	1,573,907
#	Daiho Corp.	204,300	6,882,006
	Daiichi Jitsugyo Co. Ltd.	133,700	6,218,995
	Daiichi Kensetsu Corp.	12,800	225,417
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,700	233,195
	Daiken Corp.	43,200	944,035
	Daiki Aluminium Industry Co. Ltd.	192,100	2,796,040
	Daikoku Denki Co. Ltd.	148,500	1,579,556
	Daikyonishikawa Corp.	224,300	1,347,892
	Dainichi Co. Ltd.	236,200	1,634,476
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	214,100	4,948,960
	Daishi Hokuetsu Financial Group, Inc.	836,143	18,725,788
#	Daisue Construction Co. Ltd.	126,700	978,234
#	Daito Bank Ltd.	273,400	1,624,257
	Daito Chemix Corp.	500	5,439
	Daiwa Industries Ltd.	208,500	2,323,769
	DCM Holdings Co. Ltd.	1,849,300	18,030,882
	Denyo Co. Ltd.	272,400	4,723,225
	DIC Corp.	17,500	463,343
	DKK Co. Ltd.	61,400	1,358,898
	DKS Co. Ltd.	1,700	51,487
	DMW Corp.	45,300	1,411,745
	Doshisha Co. Ltd.	44,800	701,952
	DyDo Group Holdings, Inc.	16,600	790,932
	Dynic Corp.	39,100	260,365
	Eagle Industry Co. Ltd.	273,600	2,922,495
#	EDION Corp.	2,078,700	19,728,270
	Ehime Bank Ltd.	641,499	4,330,013
	Eizo Corp.	69,400	2,654,124
	EJ Holdings, Inc.	26,000	285,556
	Elematec Corp.	170,600	1,702,510
	Endo Lighting Corp.	212,600	1,963,081
#	Enomoto Co. Ltd.	19,100	296,022
	Eslead Corp.	181,100	2,681,427
	Exedy Corp.	467,000	6,956,325
	FALCO HOLDINGS Co. Ltd.	27,300	406,652
	FCC Co. Ltd.	223,000	3,087,390
	Feed One Co. Ltd.	155,160	1,021,507
	Felissimo Corp.	19,600	234,998
	Fenwal Controls of Japan Ltd.	11,200	154,332
	FIDEA Holdings Co. Ltd.	325,760	3,369,043
	First Bank of Toyama Ltd.	252,700	636,551
	First Brothers Co. Ltd.	22,500	204,220
#	First Juken Co. Ltd.	120,200	1,289,301
#	FJ Next Co. Ltd.	369,800	3,288,993
	Foster Electric Co. Ltd.	364,700	2,599,841
#	F-Tech, Inc.	311,400	1,742,482
	Fuji Co. Ltd.	110,300	1,943,820
	Fuji Corp. Ltd.	444,500	2,689,415

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Die Co. Ltd.	800	$4,554
	Fuji Media Holdings, Inc.	23,700	245,662
#	Fuji Oil Co. Ltd.	365,300	868,610
	Fuji Pharma Co. Ltd.	72,600	700,024
	Fujikura Composites, Inc.	447,800	3,134,016
	Fujikura Kasei Co. Ltd.	490,100	2,260,265
*	Fujikura Ltd.	2,101,500	11,335,171
	Fujisash Co. Ltd.	1,150,900	778,548
	Fujishoji Co. Ltd.	3,100	25,033
	FuKoKu Co. Ltd.	229,100	1,991,504
	Fukuda Corp.	110,000	4,478,062
	Fukui Bank Ltd.	85,700	1,107,795
	Fukuyama Transporting Co. Ltd.	113,200	4,509,316
	Furukawa Co. Ltd.	535,400	5,924,705
	Furukawa Electric Co. Ltd.	1,202,000	26,301,062
	Furuno Electric Co. Ltd.	596,600	6,384,120
	Fuso Pharmaceutical Industries Ltd.	78,600	1,753,805
	Futaba Industrial Co. Ltd.	889,900	3,483,955
	Fuyo General Lease Co. Ltd.	298,000	19,367,440
	Gecoss Corp.	327,400	2,473,596
	Geo Holdings Corp.	405,300	4,305,898
	Glory Ltd.	174,025	3,745,932
	Godo Steel Ltd.	260,400	3,442,962
	Goldcrest Co. Ltd.	290,130	4,156,977
	Grandy House Corp.	321,100	1,369,375
#	GSI Creos Corp.	156,214	1,356,801
	G-Tekt Corp.	414,000	5,161,322
	Gun-Ei Chemical Industry Co. Ltd.	115,400	3,080,378
	Gunma Bank Ltd.	3,367,096	10,395,195
	Gunze Ltd.	258,300	9,955,445
	H2O Retailing Corp.	1,621,939	12,953,090
	Hachijuni Bank Ltd.	911,900	3,047,743
#	Hagihara Industries, Inc.	31,800	419,116
	Hagiwara Electric Holdings Co. Ltd.	127,900	2,418,910
	Hakuto Co. Ltd.	279,800	4,778,889
	Hamakyorex Co. Ltd.	24,300	673,702
	Hanwa Co. Ltd.	614,500	18,458,682
	Happinet Corp.	130,300	1,715,693
	Hard Off Corp. Co. Ltd.	85,900	582,913
#	Harima Chemicals Group, Inc.	343,800	2,634,455
	Haruyama Holdings, Inc.	53,300	270,016
	Hashimoto Sogyo Holdings Co. Ltd.	2,800	53,304
	Heian Ceremony Service Co. Ltd.	1,200	9,433
	Heiwa Corp.	295,800	5,274,423
	Heiwa Real Estate Co. Ltd.	71,400	2,254,169
	Heiwado Co. Ltd.	533,224	9,230,198
	Hibiya Engineering Ltd.	136,500	2,294,647
#	HI-LEX Corp.	108,500	1,735,025
	Himaraya Co. Ltd.	2,000	18,551
	Hirakawa Hewtech Corp.	79,100	861,108
	Hirogin Holdings, Inc.	2,458,200	13,542,823
	Hisaka Works Ltd.	129,500	960,858
	Hitachi Zosen Corp.	845,419	6,628,867
	Hochiki Corp.	21,300	233,933
	Hodogaya Chemical Co. Ltd.	25,400	1,082,457
	Hokkaido Coca-Cola Bottling Co. Ltd.	80,999	2,949,141
	Hokkan Holdings Ltd.	200,100	2,662,676
	Hokko Chemical Industry Co. Ltd.	324,100	2,843,711
	Hokkoku Financial Holdings, Inc.	559,316	9,748,310

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Hokuetsu Corp.	2,929,974	$19,359,808
	Hokuhoku Financial Group, Inc.	1,937,000	13,856,803
	Hokuriku Electric Industry Co. Ltd.	66,700	606,430
	Hokuriku Electrical Construction Co. Ltd.	161,100	1,490,605
	H-One Co. Ltd.	454,400	3,003,961
	Honeys Holdings Co. Ltd.	39,300	362,936
	Hoosiers Holdings	425,300	2,623,677
	Hosiden Corp.	1,044,600	11,013,733
	Howa Machinery Ltd.	162,500	1,155,584
	Hyakugo Bank Ltd.	2,290,555	6,639,847
	Hyakujushi Bank Ltd.	318,800	4,124,960
#	Ichikawa Co. Ltd.	23,400	279,037
#	Ichiken Co. Ltd.	65,800	1,109,032
	Ichinen Holdings Co. Ltd.	81,700	1,002,337
#	Icom, Inc.	21,100	448,940
#	IDEA Consultants, Inc.	6,700	119,500
	Iino Kaiun Kaisha Ltd.	1,468,600	7,082,905
	IJTT Co. Ltd.	433,560	2,247,861
	Ikegami Tsushinki Co. Ltd.	43,400	292,475
*	Imagica Group, Inc.	101,400	517,585
#	Imasen Electric Industrial	128,599	800,889
	Imura Envelope Co., Inc.	9,500	67,856
	Inaba Seisakusho Co. Ltd.	113,000	1,326,530
	Inabata & Co. Ltd.	1,088,600	16,115,335
	Ines Corp.	517,500	7,562,429
	INFRONEER Holdings, Inc.	1,685,600	13,961,012
	Innotech Corp.	347,200	4,358,990
	I-O Data Device, Inc.	162,400	1,293,866
	I-PEX, Inc.	159,500	2,871,103
	Ise Chemicals Corp.	17,600	609,489
*	Iseki & Co. Ltd.	356,200	5,147,199
	Ishihara Sangyo Kaisha Ltd.	694,800	7,660,868
*	Ishizuka Glass Co. Ltd.	61,099	1,156,347
	Itochu Enex Co. Ltd.	735,000	6,485,211
	Itochu-Shokuhin Co. Ltd.	72,900	3,368,985
	Itoham Yonekyu Holdings, Inc.	899,700	5,485,981
	Itoki Corp.	838,447	2,668,757
#	IwaiCosmo Holdings, Inc.	443,200	5,207,782
	Iwasaki Electric Co. Ltd.	158,200	2,909,350
	Iwatsu Electric Co. Ltd.	28,600	225,111
	Iyo Bank Ltd.	1,478,900	7,235,548
	J Front Retailing Co. Ltd.	1,049,800	9,730,504
*	J Trust Co. Ltd.	118,000	616,894
	Jaccs Co. Ltd.	439,600	11,724,299
	Jafco Group Co. Ltd.	208,000	13,178,290
#	Janome Sewing Machine Co. Ltd.	373,800	2,425,985
*	Japan Display, Inc.	1,455,999	435,822
#	Japan Foundation Engineering Co. Ltd.	301,900	1,346,520
	Japan Oil Transportation Co. Ltd.	51,521	1,191,157
	Japan Pulp & Paper Co. Ltd.	207,200	6,989,765
	Japan Securities Finance Co. Ltd.	491,500	3,752,110
#	Japan Transcity Corp.	939,100	4,993,435
	Japan Wool Textile Co. Ltd.	720,500	5,754,173
	JDC Corp.	62,900	330,100
	JGC Holdings Corp.	1,083,500	10,181,983
#	JK Holdings Co. Ltd.	239,300	1,817,637
#	JMS Co. Ltd.	420,043	2,738,485
	J-Oil Mills, Inc.	481,100	7,754,428
	Joshin Denki Co. Ltd.	144,500	3,007,682

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JSP Corp.	129,500	$1,742,614
	Juki Corp.	96,500	720,400
	Juroku Financial Group, Inc.	361,600	6,567,398
	JVCKenwood Corp.	2,570,630	4,434,901
#	K&O Energy Group, Inc.	302,300	4,331,837
	Kaga Electronics Co. Ltd.	382,400	10,511,030
	Kamei Corp.	622,500	6,343,522
	Kanaden Corp.	411,600	3,708,384
	Kanagawa Chuo Kotsu Co. Ltd.	9,200	281,848
#	Kanamoto Co. Ltd.	140,400	3,007,478
	Kandenko Co. Ltd.	1,060,400	8,220,037
	Kanefusa Corp.	4,100	24,606
	Kaneka Corp.	54,100	2,074,677
	Kanematsu Corp.	808,300	9,386,938
#	Kansai Super Market Ltd.	17,300	281,218
	Katakura & Co-op Agri Corp.	17,000	176,429
	Katakura Industries Co. Ltd.	245,800	3,736,682
	Kato Sangyo Co. Ltd.	700	19,736
	Kawada Technologies, Inc.	111,200	3,844,721
	Kawagishi Bridge Works Co. Ltd.	14,699	386,240
	Keihin Co. Ltd.	42,300	518,912
	Keiyo Bank Ltd.	2,224,300	8,663,646
	KEL Corp.	33,700	357,343
	Kenko Mayonnaise Co. Ltd.	57,866	776,395
#	Kimoto Co. Ltd.	216,800	442,354
#	Kimura Unity Co. Ltd.	42,900	510,929
	Kitagawa Corp.	171,300	2,351,468
#	Kita-Nippon Bank Ltd.	125,700	1,683,029
	Kitano Construction Corp.	99,527	1,889,509
	Kitz Corp.	106,400	711,795
	Kiyo Bank Ltd.	1,299,300	17,062,520
	Koa Corp.	75,989	1,027,240
	Koatsu Gas Kogyo Co. Ltd.	263,000	1,773,614
	Kobe Steel Ltd.	5,513,600	32,394,551
	Kohnan Shoji Co. Ltd.	370,300	11,580,515
#	Kojima Co. Ltd.	247,700	1,275,565
	Kokuyo Co. Ltd.	208,411	3,171,778
	KOMAIHALTEC, Inc.	6,100	87,507
#	Komatsu Matere Co. Ltd.	239,700	1,918,052
	Komatsu Wall Industry Co. Ltd.	153,900	2,622,728
	Komehyo Holdings Co. Ltd.	47,300	774,583
	Komeri Co. Ltd.	515,700	11,909,205
	Konica Minolta, Inc.	4,894,300	24,225,257
	Konishi Co. Ltd.	4,900	76,215
	Konoike Transport Co. Ltd.	313,400	3,430,393
#*	Kosaido Co. Ltd.	208,700	1,817,685
	Krosaki Harima Corp.	27,300	1,130,025
	KRS Corp.	111,100	1,935,914
	K’s Holdings Corp.	121,600	1,255,242
	KU Holdings Co. Ltd.	266,500	2,499,230
	Kumagai Gumi Co. Ltd.	131,300	3,249,865
	Kunimine Industries Co. Ltd.	4,700	46,228
	Kurabo Industries Ltd.	406,200	6,767,695
	Kureha Corp.	263,800	17,143,791
	Kurimoto Ltd.	220,200	3,145,834
	Kuriyama Holdings Corp.	78,300	683,647
	KVK Corp.	2,500	49,980
	KYB Corp.	58,800	1,573,537
	Kyodo Printing Co. Ltd.	189,600	4,365,213

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyoei Steel Ltd.	569,700	$7,029,487
	Kyokuto Kaihatsu Kogyo Co. Ltd.	825,750	11,285,406
	Kyokuto Securities Co. Ltd.	26,900	180,112
	Kyokuyo Co. Ltd.	8,000	214,444
	Kyoritsu Printing Co. Ltd.	446,800	664,245
	Kyosan Electric Manufacturing Co. Ltd.	807,300	3,396,820
	Kyowa Electronic Instruments Co. Ltd.	413,200	1,476,864
	Kyowa Leather Cloth Co. Ltd.	326,000	1,955,517
	Kyushu Financial Group, Inc.	2,634,855	8,873,051
#	Kyushu Leasing Service Co. Ltd.	63,500	337,337
	Lintec Corp.	39,600	884,009
	Lonseal Corp.	9,900	130,456
	Look Holdings, Inc.	142,799	1,734,562
	Macnica Fuji Electronics Holdings, Inc.	608,850	14,313,851
	Maezawa Industries, Inc.	79,500	463,461
	Maezawa Kasei Industries Co. Ltd.	172,700	1,954,012
	Maezawa Kyuso Industries Co. Ltd.	328,000	3,059,984
	Mars Group Holdings Corp.	13,500	196,255
#	Marubun Corp.	154,100	1,083,161
	Marudai Food Co. Ltd.	511,800	7,613,385
	Maruha Nichiro Corp.	296,500	6,689,262
	MARUKA FURUSATO Corp.	242,914	4,288,159
#	Marusan Securities Co. Ltd.	87,500	461,119
	Maruyama Manufacturing Co., Inc.	37,300	499,690
	Maruzen CHI Holdings Co. Ltd.	25,800	84,760
	Maruzen Showa Unyu Co. Ltd.	283,900	8,670,147
	Matsuda Sangyo Co. Ltd.	175,800	5,252,649
#	Matsui Construction Co. Ltd.	404,100	2,632,937
	Matsuoka Corp.	5,600	67,248
	Maxell Holdings Ltd.	751,400	9,041,790
	Mebuki Financial Group, Inc.	1,332,500	2,728,314
	Megmilk Snow Brand Co. Ltd.	259,800	5,027,101
	Meiji Electric Industries Co. Ltd.	33,400	392,891
	Meisei Industrial Co. Ltd.	435,900	2,597,586
	Meito Sangyo Co. Ltd.	14,000	214,050
#	Meiwa Corp.	284,700	2,063,488
#	Meiwa Estate Co. Ltd.	256,300	1,384,865
	Mikuni Corp.	560,000	1,548,164
#	Miraial Co. Ltd.	90,700	1,257,737
	Mirait Holdings Corp.	382,750	7,361,321
#	Mitani Sangyo Co. Ltd.	122,300	409,600
	Mito Securities Co. Ltd.	322,500	837,389
*	Mitsuba Corp.	517,099	2,891,347
#	Mitsubishi Kakoki Kaisha Ltd.	38,600	795,822
	Mitsubishi Materials Corp.	39,800	772,628
*	Mitsubishi Paper Mills Ltd.	569,200	1,796,929
	Mitsubishi Shokuhin Co. Ltd.	50,700	1,305,139
	Mitsuboshi Belting Ltd.	57,400	1,020,222
	Mitsui DM Sugar Holdings Co. Ltd.	154,805	2,750,908
*	Mitsui E&S Holdings Co. Ltd.	447,300	2,281,135
#	Mitsui Matsushima Holdings Co. Ltd.	231,300	3,005,083
	Mitsui Mining & Smelting Co. Ltd.	502,284	14,413,129
	Mitsui-Soko Holdings Co. Ltd.	296,000	5,936,964
	Mitsuuroko Group Holdings Co. Ltd.	612,000	7,323,240
	Miyaji Engineering Group, Inc.	112,800	2,648,190
	Miyazaki Bank Ltd.	363,226	6,546,584
	Miyoshi Oil & Fat Co. Ltd.	135,000	1,580,023
	Mizuho Leasing Co. Ltd.	403,600	12,469,916
	Mizuno Corp.	253,479	5,899,273

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MORESCO Corp.	40,700	$428,464
	Moriroku Holdings Co. Ltd.	21,100	362,151
	Morita Holdings Corp.	30,500	383,745
#	Morito Co. Ltd.	244,300	1,463,397
	Mory Industries, Inc.	118,400	2,814,700
#	MrMax Holdings Ltd.	97,900	511,227
	Mugen Estate Co. Ltd.	164,600	709,189
	Murakami Corp.	55,500	1,264,867
#	Musashino Bank Ltd.	513,800	8,070,654
	Nachi-Fujikoshi Corp.	40,300	1,526,571
	Nadex Co. Ltd.	41,100	283,726
	Nafco Co. Ltd.	130,700	1,977,027
	Nagano Bank Ltd.	118,099	1,119,546
	Nagano Keiki Co. Ltd.	138,300	1,595,378
	Nagase & Co. Ltd.	1,226,800	20,764,541
#	Nakabayashi Co. Ltd.	506,200	2,545,547
#	Nakano Corp.	281,900	846,593
	Nakayama Steel Works Ltd.	488,200	1,854,407
	Nakayo, Inc.	18,700	223,026
	Nanto Bank Ltd.	380,599	6,561,340
	Narasaki Sangyo Co. Ltd.	34,600	633,124
	Nasu Denki Tekko Co. Ltd.	9,900	903,381
	NEC Capital Solutions Ltd.	230,900	4,164,231
	Neturen Co. Ltd.	723,800	3,867,847
	New Japan Chemical Co. Ltd.	83,800	228,057
	NHK Spring Co. Ltd.	1,771,200	13,361,544
	Nicca Chemical Co. Ltd.	57,100	476,054
	Nice Corp.	18,200	303,079
#	Nichia Steel Works Ltd.	530,099	1,373,858
	Nichicon Corp.	226,300	2,141,583
	Nichiden Corp.	48,100	967,769
#	Nichi-iko Pharmaceutical Co. Ltd.	864,400	6,562,348
	Nichimo Co. Ltd.	53,700	900,943
	Nichireki Co. Ltd.	513,100	6,088,501
	Nichirin Co. Ltd.	85,560	1,370,375
	Nihon Denkei Co. Ltd.	45,300	742,267
	Nihon House Holdings Co. Ltd.	95,500	320,781
	Nihon Kagaku Sangyo Co. Ltd.	82,500	987,106
	Nihon Nohyaku Co. Ltd.	652,000	3,065,036
#	Nihon Plast Co. Ltd.	276,500	1,525,251
	Nihon Tokushu Toryo Co. Ltd.	168,800	1,482,502
	Nihon Yamamura Glass Co. Ltd.	112,500	859,987
	Nikkato Corp.	1,400	9,714
	Nikkiso Co. Ltd.	249,300	2,207,565
	Nikko Co. Ltd.	451,300	2,621,651
	Nikkon Holdings Co. Ltd.	521,500	10,188,712
	Nippi, Inc.	13,000	427,031
	Nippn Corp.	385,700	5,526,586
	Nippon Beet Sugar Manufacturing Co. Ltd.	250,800	3,639,387
	Nippon Carbide Industries Co., Inc.	151,200	1,831,706
	Nippon Chemical Industrial Co. Ltd.	192,500	4,952,605
*	Nippon Chemi-Con Corp.	181,200	3,405,154
	Nippon Chemiphar Co. Ltd.	5,500	104,854
	Nippon Coke & Engineering Co. Ltd.	3,394,300	4,540,428
#	Nippon Concrete Industries Co. Ltd.	921,700	2,420,298
	Nippon Denko Co. Ltd.	84,100	271,463
	Nippon Densetsu Kogyo Co. Ltd.	252,500	3,892,013
	Nippon Dry-Chemical Co. Ltd.	2,700	48,388
	Nippon Electric Glass Co. Ltd.	1,170,200	29,878,647

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nippon Felt Co. Ltd.	143,700	$560,619
#	Nippon Filcon Co. Ltd.	172,000	826,647
	Nippon Fine Chemical Co. Ltd.	136,000	2,558,883
	Nippon Hume Corp.	494,400	3,224,308
	Nippon Kayaku Co. Ltd.	686,200	7,227,110
	Nippon Koei Co. Ltd.	274,100	8,324,912
	Nippon Light Metal Holdings Co. Ltd.	1,120,650	18,599,715
#	Nippon Paper Industries Co. Ltd.	1,112,600	11,404,476
	Nippon Pillar Packing Co. Ltd.	103,800	2,533,733
	Nippon Piston Ring Co. Ltd.	182,100	2,126,686
	Nippon Rietec Co. Ltd.	10,800	150,350
	Nippon Road Co. Ltd.	175,400	12,688,034
	Nippon Seiki Co. Ltd.	496,200	4,992,079
	Nippon Seisen Co. Ltd.	57,800	2,381,995
#	Nippon Sharyo Ltd.	16,700	308,100
	Nippon Shokubai Co. Ltd.	93,900	4,905,781
	Nippon Signal Co. Ltd.	551,300	4,767,339
	Nippon Soda Co. Ltd.	470,100	14,124,501
	Nippon Steel Trading Corp.	306,380	13,854,436
	Nippon Suisan Kaisha Ltd.	278,500	1,582,800
	Nippon Thompson Co. Ltd.	1,266,500	6,516,321
	Nippon Tungsten Co. Ltd.	3,900	77,562
	Nippon Yakin Kogyo Co. Ltd.	297,750	7,193,801
	Nishikawa Rubber Co. Ltd.	25,300	384,937
#	Nishimatsu Construction Co. Ltd.	852,615	24,593,811
	Nishimoto Co. Ltd.	6,900	257,706
	Nishi-Nippon Financial Holdings, Inc.	1,881,300	10,969,753
	Nishio Rent All Co. Ltd.	96,500	2,386,238
	Nissan Shatai Co. Ltd.	519,500	3,684,613
	Nissan Tokyo Sales Holdings Co. Ltd.	485,000	1,061,139
	Nissei Corp.	2,100	19,288
	Nissei Plastic Industrial Co. Ltd.	286,600	2,737,516
	Nissha Co. Ltd.	104,700	1,715,205
	Nisshin Group Holdings Co. Ltd.	772,000	3,452,368
	Nisshin Oillio Group Ltd.	635,900	16,856,510
	Nisshinbo Holdings, Inc.	2,332,288	18,001,810
	Nissin Corp.	270,900	3,850,394
	Nissin Sugar Co. Ltd.	319,800	4,778,617
	Nissui Pharmaceutical Co. Ltd.	11,100	94,762
	Nitta Corp.	33,600	770,285
	Nitta Gelatin, Inc.	159,600	870,928
	Nittan Valve Co. Ltd.	284,600	907,074
	Nittetsu Mining Co. Ltd.	130,899	7,539,775
	Nitto Fuji Flour Milling Co. Ltd.	69,500	2,028,305
	Nitto Kogyo Corp.	65,700	977,577
	Nitto Kohki Co. Ltd.	30,900	513,406
	Nitto Seiko Co. Ltd.	475,900	2,739,508
	Nittobest Corp.	100	714
	NJS Co. Ltd.	26,100	460,175
	Noda Corp.	77,500	595,845
	NOK Corp.	404,700	4,697,660
	Noritake Co. Ltd.	166,100	7,262,610
	Noritsu Koki Co. Ltd.	139,300	2,897,080
	Noritz Corp.	408,300	6,550,902
	North Pacific Bank Ltd.	5,520,800	11,425,667
	Nozawa Corp.	22,200	135,571
	NS United Kaiun Kaisha Ltd.	242,800	7,646,401
*	NTN Corp.	6,619,700	14,355,016
	Ogaki Kyoritsu Bank Ltd.	471,300	7,832,076

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ohashi Technica, Inc.	159,400	$2,043,726
	Oita Bank Ltd.	202,700	3,227,931
	Okabe Co. Ltd.	446,200	2,679,929
	Okamura Corp.	88,900	1,173,203
	Okasan Securities Group, Inc.	688,100	2,353,529
	Oki Electric Industry Co. Ltd.	705,500	5,795,067
	Okinawa Financial Group, Inc.	344,440	7,571,936
	Okumura Corp.	218,300	5,637,485
	Okura Industrial Co. Ltd.	212,000	3,920,080
	Okuwa Co. Ltd.	373,600	3,589,266
	Olympic Group Corp.	124,800	786,140
	Onamba Co. Ltd.	26,300	155,341
	Onoken Co. Ltd.	370,900	5,477,924
*	Oriental Shiraishi Corp.	296,200	699,173
#	Origin Co. Ltd.	58,700	662,987
	Osaka Soda Co. Ltd.	55,800	1,418,050
	Osaka Steel Co. Ltd.	426,700	4,357,883
	Osaki Electric Co. Ltd.	799,100	3,939,498
	OUG Holdings, Inc.	20,400	499,504
	Oyo Corp.	67,700	1,037,447
	Pacific Industrial Co. Ltd.	759,600	7,736,928
	Parker Corp.	31,800	142,195
	PC Depot Corp.	47,200	190,113
	Pegasus Sewing Machine Manufacturing Co. Ltd.	276,900	1,117,195
	Piolax, Inc.	413,900	5,954,118
	Press Kogyo Co. Ltd.	2,403,600	7,003,489
#	Pressance Corp.	138,000	2,287,210
	PS Mitsubishi Construction Co. Ltd.	316,800	1,839,272
	Punch Industry Co. Ltd.	171,000	873,406
	Raiznext Corp.	47,800	516,640
	Rasa Corp.	128,000	1,061,180
	Rasa Industries Ltd.	47,300	774,458
	Rengo Co. Ltd.	1,107,400	8,397,553
	Restar Holdings Corp.	46,400	775,539
	Retail Partners Co. Ltd.	81,000	846,733
	Rhythm Co. Ltd.	224,200	2,752,175
	Ricoh Leasing Co. Ltd.	379,900	12,044,714
#	Riken Corp.	164,200	3,873,760
	Riken Technos Corp.	933,200	4,485,024
	Rix Corp.	13,500	176,290
	Ryobi Ltd.	580,700	6,087,703
	Ryoden Corp.	348,200	5,510,601
	Ryosan Co. Ltd.	53,000	1,092,588
	S LINE Co. Ltd.	18,800	155,958
	Sakai Chemical Industry Co. Ltd.	358,800	6,686,373
#	Sakai Heavy Industries Ltd.	82,900	1,826,188
	Sakata INX Corp.	111,900	1,080,974
	Sala Corp.	572,700	3,128,259
	San Holdings, Inc.	183,000	2,398,940
	San ju San Financial Group, Inc.	103,519	1,268,111
	San-Ai Oil Co. Ltd.	1,105,100	14,402,593
	Sanei Architecture Planning Co. Ltd.	13,800	215,650
	San-In Godo Bank Ltd.	3,264,300	15,975,311
	Sanki Engineering Co. Ltd.	794,500	10,007,032
	Sanko Gosei Ltd.	127,800	461,070
	Sanko Metal Industrial Co. Ltd.	50,800	1,121,571
	Sankyo Co. Ltd.	78,100	1,895,636
	Sankyo Seiko Co. Ltd.	327,500	1,664,899
	Sankyo Tateyama, Inc.	566,100	3,693,576

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	31,700	$224,298
	Sansha Electric Manufacturing Co. Ltd.	180,000	1,724,467
	Sanyo Chemical Industries Ltd.	189,100	9,363,231
	Sanyo Industries Ltd.	59,400	970,938
	Sanyo Special Steel Co. Ltd.	456,400	7,526,527
	Sata Construction Co. Ltd.	80,200	341,569
	Sato Shoji Corp.	240,600	2,524,333
	Sawada Holdings Co. Ltd.	204,300	1,875,727
	Sawai Group Holdings Co. Ltd.	12,800	564,662
	Saxa Holdings, Inc.	143,499	1,810,557
*	SBI Insurance Group Co. Ltd.	9,200	102,539
	Seibu Electric & Machinery Co. Ltd.	5,500	62,804
	Seika Corp.	172,300	2,482,941
	Seikagaku Corp.	5,600	49,421
	Seikitokyu Kogyo Co. Ltd.	450,470	3,229,173
	Seiko Holdings Corp.	434,900	9,171,682
	Seiko PMC Corp.	44,600	304,994
	Seino Holdings Co. Ltd.	116,300	1,409,079
	Sekisui Jushi Corp.	165,600	3,085,062
	Sekisui Kasei Co. Ltd.	580,000	2,896,511
#	Senshu Electric Co. Ltd.	109,000	4,555,791
	Senshu Ikeda Holdings, Inc.	4,755,290	6,680,909
	Shibusawa Warehouse Co. Ltd.	138,500	2,694,859
	Shiga Bank Ltd.	313,300	5,069,635
	Shikibo Ltd.	218,800	1,782,198
	Shikoku Bank Ltd.	692,100	4,555,736
	Shikoku Chemicals Corp.	9,200	113,060
	Shimizu Bank Ltd.	8,700	117,787
#	Shin Nippon Air Technologies Co. Ltd.	47,120	1,013,940
	Shinagawa Refractories Co. Ltd.	132,700	4,538,150
*	Shindengen Electric Manufacturing Co. Ltd.	107,200	3,817,117
	Shin-Etsu Polymer Co. Ltd.	220,200	1,989,016
	Shinmaywa Industries Ltd.	47,100	384,952
	Shinnihon Corp.	324,500	2,375,243
	Shinobu Foods Products Co. Ltd.	1,900	11,123
#	Shinsho Corp.	106,299	3,250,977
	Shinwa Co. Ltd.	48,300	309,039
	Shizuoka Gas Co. Ltd.	746,000	7,869,097
	Showa Sangyo Co. Ltd.	31,800	791,091
	Sigma Koki Co. Ltd.	10,900	170,046
	Siix Corp.	5,000	55,390
	Sinanen Holdings Co. Ltd.	171,500	5,264,388
	Sinfonia Technology Co. Ltd.	84,200	970,242
	Sintokogio Ltd.	740,362	4,865,640
	SK-Electronics Co. Ltd.	85,600	692,161
	SKY Perfect JSAT Holdings, Inc.	2,815,400	10,558,516
#	SMK Corp.	96,399	1,972,451
	SNT Corp.	524,000	1,070,098
	Soda Nikka Co. Ltd.	192,700	1,082,872
	Sodick Co. Ltd.	786,700	6,064,529
	Soft99 Corp.	84,100	949,296
	Soken Chemical & Engineering Co. Ltd.	73,400	1,142,506
	Space Co. Ltd.	7,400	61,422
#	Space Value Holdings Co. Ltd.	314,700	2,235,878
	SPK Corp.	91,836	1,137,289
	Starzen Co. Ltd.	172,500	3,250,972
	Subaru Enterprise Co. Ltd.	23,100	1,660,144
#	Sugimoto & Co. Ltd.	145,800	3,075,033
#	Suminoe Textile Co. Ltd.	128,700	2,004,326

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Densetsu Co. Ltd.	17,700	$339,761
	Sumitomo Mitsui Construction Co. Ltd.	1,045,200	4,435,453
#	Sumitomo Osaka Cement Co. Ltd.	478,599	13,410,758
*	Sumitomo Precision Products Co. Ltd.	12,916	264,708
	Sumitomo Riko Co. Ltd.	835,400	5,442,159
	Sumitomo Seika Chemicals Co. Ltd.	106,100	3,021,895
	Sumitomo Warehouse Co. Ltd.	1,186,500	19,075,022
	Sun Frontier Fudousan Co. Ltd.	302,100	2,834,954
	Suncall Corp.	239,700	977,968
#	Sun-Wa Technos Corp.	261,200	3,530,509
#	Suruga Bank Ltd.	1,961,500	7,195,579
#	Suzuki Co. Ltd.	210,100	1,662,905
	T RAD Co. Ltd.	153,300	4,303,298
#	T&K Toka Co. Ltd.	251,900	1,790,062
	Tachibana Eletech Co. Ltd.	349,320	4,719,246
	Tachikawa Corp.	226,500	2,488,412
	Tachi-S Co. Ltd.	29,200	353,657
	Tadano Ltd.	183,000	1,998,373
	Taihei Dengyo Kaisha Ltd.	325,800	7,695,909
#	Taiheiyo Kouhatsu, Inc.	211,700	1,242,210
	Taiho Kogyo Co. Ltd.	395,300	2,782,118
	Taiko Bank Ltd.	32,000	375,106
	Taisei Lamick Co. Ltd.	12,100	291,279
	Taisei Oncho Co. Ltd.	200	3,378
#	Takachiho Koheki Co. Ltd.	65,500	700,176
	Takamatsu Construction Group Co. Ltd.	43,200	758,007
	Takano Co. Ltd.	156,000	1,061,598
	Takaoka Toko Co. Ltd.	201,544	2,610,845
#	Takara Leben Co. Ltd.	725,800	1,977,894
	Takara Standard Co. Ltd.	510,653	6,788,886
	Takasago International Corp.	191,300	4,985,650
#	Takashima & Co. Ltd.	44,100	724,790
#	Takashimaya Co. Ltd.	382,917	3,545,542
	TAKEBISHI Corp.	42,200	554,637
	Takisawa Machine Tool Co. Ltd.	47,900	470,918
	Tanabe Engineering Corp.	25,500	202,380
	Tatsuta Electric Wire & Cable Co. Ltd.	467,600	2,103,241
	Tayca Corp.	74,800	863,279
#	Tbk Co. Ltd.	585,500	2,100,306
#	TECHNO ASSOCIE Co. Ltd.	167,000	1,630,179
#	Techno Ryowa Ltd.	220,770	1,732,833
	.Teikoku Tsushin Kogyo Co. Ltd	163,800	1,905,728
	Tekken Corp.	184,800	2,954,895
	Tenma Corp.	366,400	8,726,100
	Terasaki Electric Co. Ltd.	13,100	154,480
	Tigers Polymer Corp.	292,100	1,082,528
	Toa Corp.	205,000	1,467,901
#	Toa Corp.	283,000	6,210,630
	Toa Oil Co. Ltd.	106,900	2,651,936
	TOA ROAD Corp.	102,300	4,545,718
	Toabo Corp.	73,100	278,835
	Toagosei Co. Ltd.	1,739,700	19,443,025
#	Tobishima Corp.	199,200	1,870,642
	TOC Co. Ltd.	204,200	1,144,786
	Toda Corp.	454,200	2,861,300
	Toenec Corp.	215,500	6,342,083
	Togami Electric Manufacturing Co. Ltd.	13,000	200,643
#	Toho Acetylene Co. Ltd.	15,900	171,358
	Toho Bank Ltd.	3,258,100	5,832,228

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Holdings Co. Ltd.	394,500	$6,386,943
#	Toho Zinc Co. Ltd.	148,200	4,050,955
#	Tohoku Bank Ltd.	194,099	1,709,583
	Tohoku Steel Co. Ltd.	7,500	114,204
	Tokai Lease Co. Ltd.	61,799	871,196
	Tokai Rika Co. Ltd.	859,900	12,036,603
	Tokai Tokyo Financial Holdings, Inc.	1,353,000	4,690,434
	Tokushu Tokai Paper Co. Ltd.	126,622	4,937,630
	Tokuyama Corp.	594,800	10,185,565
	Tokyo Energy & Systems, Inc.	566,400	5,496,751
#	Tokyo Keiki, Inc.	249,076	2,196,207
	Tokyo Kiraboshi Financial Group, Inc.	59,200	765,774
#	Tokyo Radiator Manufacturing Co. Ltd.	40,400	214,606
	Tokyo Rakutenchi Co. Ltd.	5,200	185,556
*	Tokyo Rope Manufacturing Co. Ltd.	61,200	475,887
	Tokyo Sangyo Co. Ltd.	484,900	3,025,439
	Tokyo Tekko Co. Ltd.	198,700	2,600,071
	Tokyu Construction Co. Ltd.	300,900	2,127,635
	Toli Corp.	1,102,900	2,248,057
	Tomato Bank Ltd.	172,900	1,587,511
	Tomen Devices Corp.	23,100	1,179,805
#	Tomoe Corp.	647,200	2,599,484
#	Tomoe Engineering Co. Ltd.	115,900	2,318,794
#	Tomoku Co. Ltd.	267,800	4,516,923
	TOMONY Holdings, Inc.	3,069,500	8,200,621
	Tonami Holdings Co. Ltd.	150,700	5,954,779
	Toppan Forms Co. Ltd.	793,100	7,624,740
	Topre Corp.	284,800	3,294,291
	Topy Industries Ltd.	428,000	4,487,742
	Torigoe Co. Ltd.	132,000	887,993
	Torii Pharmaceutical Co. Ltd.	2,100	54,520
	Torishima Pump Manufacturing Co. Ltd.	41,100	317,632
	Tosei Corp.	320,000	3,076,093
	Totech Corp.	2,200	51,426
	Totetsu Kogyo Co. Ltd.	16,200	352,472
#	Tottori Bank Ltd.	68,199	666,165
#	Towa Bank Ltd.	651,300	2,890,717
	Toyo Construction Co. Ltd.	1,361,200	6,813,695
	Toyo Corp.	113,600	1,073,856
#	Toyo Denki Seizo KK	136,150	1,284,994
	Toyo Ink SC Holdings Co. Ltd.	655,800	11,549,378
	Toyo Kanetsu KK	69,900	1,543,510
#	Toyo Logistics Co. Ltd.	106,800	313,292
	Toyo Machinery & Metal Co. Ltd.	277,300	1,312,148
#	Toyo Securities Co. Ltd.	159,600	227,572
	Toyo Seikan Group Holdings Ltd.	175,500	2,083,894
	Toyo Tanso Co. Ltd.	201,200	5,469,715
#	Toyo Wharf & Warehouse Co. Ltd.	112,299	1,418,405
	Toyobo Co. Ltd.	1,382,700	16,602,545
	Toyoda Gosei Co. Ltd.	48,700	996,515
	TPR Co. Ltd.	203,000	2,586,761
	Trinity Industrial Corp.	12,100	88,981
	TS Tech Co. Ltd.	848,100	11,347,608
	Tsubakimoto Chain Co.	399,400	11,801,209
	Tsubakimoto Kogyo Co. Ltd.	22,700	769,655
	Tsukishima Kikai Co. Ltd.	308,700	3,156,139
	Tsukuba Bank Ltd.	1,037,967	1,555,869
	Tsurumi Manufacturing Co. Ltd.	235,600	3,630,543
	TV Asahi Holdings Corp.	279,500	4,241,450

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tv Tokyo Holdings Corp.	176,700	$3,350,612
	TYK Corp.	561,500	1,587,645
*	UACJ Corp.	857,999	19,886,043
	Ube Industries Ltd.	842,400	15,695,053
	Ueki Corp.	37,400	487,702
	Uniden Holdings Corp.	36,899	1,032,127
	Unipres Corp.	599,400	4,890,324
	United Super Markets Holdings, Inc.	161,400	1,473,233
	Univance Corp.	24,900	108,810
	Urbanet Corp. Co. Ltd.	91,900	250,384
	Utoc Corp.	156,900	747,486
	Valor Holdings Co. Ltd.	236,700	5,013,078
	Wacoal Holdings Corp.	70,000	1,401,838
#	Wakachiku Construction Co. Ltd.	205,000	3,657,498
	Wakita & Co. Ltd.	845,000	7,645,594
	Warabeya Nichiyo Holdings Co. Ltd.	303,900	5,964,346
	Watts Co. Ltd.	6,100	40,349
#	Wood One Co. Ltd.	147,700	1,467,431
	Xebio Holdings Co. Ltd.	510,800	4,747,013
#	YAC Holdings Co. Ltd.	48,900	407,022
#	Yachiyo Industry Co. Ltd.	113,700	889,771
#	Yagi & Co. Ltd.	1,100	13,716
	Yahagi Construction Co. Ltd.	238,800	1,602,336
#	Yaizu Suisankagaku Industry Co. Ltd.	103,400	890,761
	YAMABIKO Corp.	226,596	2,469,375
	Yamae Group Holdings Co. Ltd.	4,000	40,146
	Yamagata Bank Ltd.	129,300	922,327
	Yamaguchi Financial Group, Inc.	1,731,548	9,666,402
	Yamanashi Chuo Bank Ltd.	195,274	1,407,508
	Yamatane Corp.	215,499	2,963,759
#	Yamato Corp.	334,100	2,301,029
	Yamato Kogyo Co. Ltd.	342,200	11,474,066
#	Yamaya Corp.	57,600	1,217,260
	Yamazawa Co. Ltd.	16,000	241,578
	Yasuda Logistics Corp.	273,100	2,324,566
	Yellow Hat Ltd.	162,000	2,639,439
	Yodogawa Steel Works Ltd.	433,200	9,465,535
	Yokohama Reito Co. Ltd.	1,164,600	8,905,403
	Yondenko Corp.	170,100	2,533,679
	Yorozu Corp.	452,100	4,722,019
	Yotai Refractories Co. Ltd.	326,700	3,680,029
	Yuasa Funashoku Co. Ltd.	50,999	1,360,752
	Yuasa Trading Co. Ltd.	40,400	1,079,709
	Yuken Kogyo Co. Ltd.	48,400	747,472
	Yurtec Corp.	1,069,900	6,267,150
	Yushiro Chemical Industry Co. Ltd.	188,700	1,985,546
	Yutaka Giken Co. Ltd.	12,800	215,379
	Zaoh Co. Ltd.	28,700	448,537
#	Zenitaka Corp.	49,100	1,740,323

TOTAL JAPAN			2,846,865,637

NETHERLANDS — (2.7%)
*	Accell Group NV	7,257	299,192
	APERAM SA	1,047,061	62,429,558
	Arcadis NV	261,265	12,734,227
	ASR Nederland NV	2,645,910	123,680,962
	Boskalis Westminster	1,074,211	32,037,515
	Brunel International NV	40,853	561,342
	ForFarmers NV	9,550	45,538

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Fugro NV	9,248	$78,382
	Heijmans NV	540,310	7,521,584
*	Hunter Douglas NV	22,678	2,700,715
*Ω	Intertrust NV	25,055	378,837
	Kendrion NV	27,052	626,033
*	Koninklijke BAM Groep NV	721,178	2,093,179
	Ordina NV	2,531,870	10,553,561
	SBM Offshore NV	4,276,666	67,521,170
Ω	Signify NV	670,530	32,491,461
*	Sligro Food Group NV	22,096	591,929
#††	SNS NV	4,044,025	0

TOTAL NETHERLANDS			356,345,185

NEW ZEALAND — (0.4%)
*	Air New Zealand Ltd.	4,375,310	5,240,032
	Arvida Group Ltd.	1,939,048	2,772,935
	Chorus Ltd.	3,587,133	16,381,044
	Colonial Motor Co. Ltd.	247,107	1,874,390
	Heartland Group Holdings Ltd.	2,857,617	4,809,693
	Kathmandu Holdings Ltd.	3,980,999	4,534,584
#*	Millennium & Copthorne Hotels New Zealand Ltd.	831,598	1,386,304
#*	New Zealand Refining Co. Ltd.	770,219	468,125
#	NZME Ltd.	1,169,418	979,258
	Oceania Healthcare Ltd.	988,004	990,217
	PGG Wrightson Ltd.	271,077	875,668
††	Richina Pacific Ltd.	832,183	0
#*	Sanford Ltd.	1,058,967	3,835,152
#*	SKY Network Television Ltd.	577,652	785,314
	SKYCITY Entertainment Group Ltd.	96,884	222,166
#*	Synlait Milk Ltd.	26,537	68,483
*	Tourism Holdings Ltd.	121,184	238,659
	TOWER Ltd.	448,838	204,271
#	Turners Automotive Group Ltd.	60,435	188,766
	Z Energy Ltd.	299,649	773,355

TOTAL NEW ZEALAND			46,628,416

NORWAY — (0.7%)
*	Akastor ASA	1,271,420	884,440
*	Aker Solutions ASA	2,865,905	8,132,729
	American Shipping Co. ASA	818,538	3,025,926
#*	Archer Ltd.	448,448	258,270
*	B2Holding ASA	1,029,155	1,128,358
	Bank Norwegian ASA	93,030	1,153,762
	Bonheur ASA	316,949	12,528,723
#*	BW Energy Ltd.	647,412	2,119,807
Ω	BW LPG Ltd.	1,570,641	8,394,225
	BW Offshore Ltd.	2,538,203	8,265,828
*	DNO ASA	3,180,403	4,637,554
	FLEX LNG Ltd.	79,626	1,609,499
#	Frontline Ltd.	1,267,604	11,267,160
	Golden Ocean Group Ltd.	108,435	980,708
	Hafnia Ltd.	275,588	587,440
	Hunter Group ASA	2,026,600	780,673
	Komplett Bank ASA	59,998	54,275
*	Magseis Fairfield ASA	37,408	16,841
*	NRC Group ASA	23,615	46,782
#	Ocean Yield ASA	752,558	3,656,281
#*	Odfjell Drilling Ltd.	2,072,126	5,235,523

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*	Odfjell SE, Class A	298,497	$1,116,840
Ω	Okeanis Eco Tankers Corp.	65,524	706,284
*	Otello Corp. ASA	143,821	488,768
	Pareto Bank ASA	14,266	104,160
#*	PGS ASA	6,456,444	2,637,431
Ω	Sbanken ASA	407,549	4,780,702
*Ω	Shelf Drilling Ltd.	264,796	190,356
	Sparebank 1 Oestlandet	8,932	147,171
	SpareBank 1 SR-Bank ASA	18,677	286,444
	TGS ASA	14,842	136,882
	Treasure ASA	42,641	75,899
*	Wallenius Wilhelmsen ASA	727,423	3,332,353
	Wilh Wilhelmsen Holding ASA, Class A	224,220	4,963,187
#Ω	XXL ASA	1,494,595	2,476,097

TOTAL NORWAY			96,207,378

PORTUGAL — (0.3%)
#*	Banco Comercial Portugues SA, Class R	117,078,428	21,122,792
	NOS SGPS SA	569,782	2,222,932
	Sonae SGPS SA	10,546,539	11,609,456

TOTAL PORTUGAL			34,955,180

SINGAPORE — (0.9%)
	Accordia Golf Trust	1,777,200	0
*	Amara Holdings Ltd.	96,100	26,804
	Avarga Ltd.	61,600	13,456
*	Banyan Tree Holdings Ltd.	2,836,100	715,843
	Bonvests Holdings Ltd.	1,274,180	888,767
	Bukit Sembawang Estates Ltd.	98,300	381,531
#	China Aviation Oil Singapore Corp. Ltd.	1,192,000	884,819
	Chip Eng Seng Corp. Ltd.	8,487,798	2,700,844
	Chuan Hup Holdings Ltd.	6,184,800	1,170,131
	Del Monte Pacific Ltd.	689,600	198,958
††	DMX Technologies Group Ltd.	3,585,000	0
#*††	Ezra Holdings Ltd.	12,978,893	19,827
	Far East Orchard Ltd.	3,804,842	3,138,731
	First Sponsor Group Ltd.	1,045,655	1,046,138
	GK Goh Holdings Ltd.	2,099,974	1,759,049
	Golden Agri-Resources Ltd.	42,284,800	8,293,089
*	GP Industries Ltd.	446,008	195,130
#	GuocoLand Ltd.	2,914,900	3,676,237
#	Hanwell Holdings Ltd.	3,766,143	1,145,600
	Haw Par Corp. Ltd.	103,600	968,172
	Hiap Hoe Ltd.	73,800	36,101
	Ho Bee Land Ltd.	6,102,600	12,750,601
#	Hong Fok Corp. Ltd.	5,864,860	3,432,120
††	Hong Fok Land Ltd.	4,248,000	0
#	Hong Leong Asia Ltd.	3,261,500	2,037,749
#	Hong Leong Finance Ltd.	999,300	1,785,418
#	Hotel Grand Central Ltd.	2,797,649	2,180,565
	Hutchison Port Holdings Trust	24,020,400	5,174,234
#*††	Hyflux Ltd.	6,643,700	408,919
*	Indofood Agri Resources Ltd.	423,200	103,625
	InnoTek Ltd.	62,100	35,401
#	Japfa Ltd.	2,697,359	1,374,819
††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
#††	k1 Ventures Ltd.	2,371,600	0
	Low Keng Huat Singapore Ltd.	275,800	98,135

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Metro Holdings Ltd.	8,881,060	$5,039,779
#*††	Midas Holdings Ltd.	29,676,800	792,262
#	OUE Ltd.	3,942,300	4,038,377
	Oxley Holdings Ltd.	68,800	10,205
#	QAF Ltd.	3,475,208	2,258,903
*	Raffles Education Corp. Ltd.	3,822,490	219,536
	Sembcorp Industries Ltd.	3,767,000	5,622,163
#	SIIC Environment Holdings Ltd.	6,906,500	1,156,855
	Sinarmas Land Ltd.	387,100	77,760
#	Sing Holdings Ltd.	1,587,200	446,748
	Sing Investments & Finance Ltd.	176,600	193,345
	Singapore Land Group Ltd.	1,855,221	3,718,387
	Singapore Press Holdings Ltd.	10,793,800	15,928,559
	Singapura Finance Ltd.	210,000	130,448
#	Stamford Land Corp. Ltd.	3,984,400	1,491,944
	Straits Trading Co. Ltd.	397,600	1,072,766
#*††	Swiber Holdings Ltd.	10,173,200	153,899
	Tiong Woon Corp. Holding Ltd.	2,080,150	741,433
#	Tuan Sing Holdings Ltd.	15,505,423	5,655,357
	UOB-Kay Hian Holdings Ltd.	266,922	312,910
	Wee Hur Holdings Ltd.	611,500	89,001
	Wing Tai Holdings Ltd.	7,231,054	10,405,742
	Yeo Hiap Seng Ltd.	323,363	206,485

TOTAL SINGAPORE			116,403,677

SPAIN — (2.1%)
	Acerinox SA	1,452,366	20,220,306
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	41,835	1,202,369
	Almirall SA	24,487	364,138
*	Atresmedia Corp. de Medios de Comunicacion SA	229,734	936,454
*	Banco de Sabadell SA	41,772,516	33,618,383
#	Bankinter SA	10,292,835	56,672,453
#*††	Caja de Ahorros del Mediterraneo	298,813	0
#*	Deoleo SA	223,490	86,431
#	Ebro Foods SA	1,773,514	35,196,284
#*	eDreams ODIGEO SA	1,036,172	9,102,033
	Elecnor SA	50,559	617,612
	Enagas SA	442,309	9,925,178
*	Ence Energia y Celulosa SA	1,572,732	4,047,614
*	Ercros SA	3,041,540	12,306,808
*Ω	Gestamp Automocion SA	446,648	1,996,995
	Grupo Catalana Occidente SA	659,460	23,421,826
	Iberpapel Gestion SA	121,270	2,758,016
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,287,687	16,638,625
#	Mapfre SA	15,189,816	32,161,299
*	Mediaset Espana Comunicacion SA	746,789	3,894,827
	Miquel y Costas & Miquel SA	2,067	28,660
Ω	Neinor Homes SA	105,777	1,364,435
#*	Tubacex SA	2,075,164	4,132,732
Ω	Unicaja Banco SA	3,293,332	3,523,756
*	Vocento SA	760,260	902,454

TOTAL SPAIN			275,119,688

SWEDEN — (3.4%)
Ω	AcadeMedia AB	894,316	6,414,288
Ω	Alimak Group AB	238,494	3,235,540
Ω	Ambea AB	126,992	881,789

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Annehem Fastigheter AB, Class B	366,881	$1,574,225
*	AQ Group AB	8,616	286,227
*	Arise AB	31,101	155,919
	Arjo AB, Class B	2,449,628	33,406,207
*Ω	Attendo AB	428,923	1,843,304
*	BE Group AB	24,305	302,062
*	Beijer Electronics Group AB	16,339	144,382
	Bergman & Beving AB	448,829	8,100,809
	Betsson AB, Class B	1,576,833	11,006,327
	Bilia AB, Class A	56,815	1,010,254
	Bjorn Borg AB	25,586	112,550
	Bonava AB, Class B	956,085	9,445,362
	Bufab AB	31,007	1,322,647
	Bulten AB	325,294	2,927,488
	Bure Equity AB	843,244	39,141,136
	Byggmax Group AB	1,168,397	10,016,921
	Catella AB	15,982	71,666
#*	Catena Media PLC	632,487	4,213,885
	Clas Ohlson AB, Class B	14,676	158,012
	Cloetta AB, Class B	4,449,936	14,135,565
*	Collector AB	24,190	119,157
*	Doro AB	404,556	3,147,337
*	Duni AB	563,754	7,851,277
	Elanders AB, Class B	110,182	1,901,380
#*Ω	Eltel AB	29,797	60,689
*	Enea AB	5,830	160,782
	Fagerhult AB	87,496	701,097
	Granges AB	2,296,827	25,051,270
*	Haldex AB	488,102	2,921,806
#*Ω	Hoist Finance AB	1,311,876	4,620,301
*	Humana AB	234,672	1,958,201
#*	International Petroleum Corp.	836,077	4,722,188
	Inwido AB	1,158,471	21,239,158
*	ITAB Shop Concept AB	135,825	218,359
	JM AB	861,567	34,907,736
*	Karo Pharma AB	77,033	507,644
	KNOW IT AB	2,956	118,996
	Lindab International AB	1,604,743	52,575,849
	Loomis AB, Class B	294,201	7,939,785
*	Mekonomen AB	702,362	14,490,438
	Midsona AB, Class B	13,731	85,589
#*	Modern Times Group MTG AB, Class B	97,339	1,116,171
	Momentum Group AB, Class B	287,397	7,383,589
Ω	Munters Group AB	57,812	427,816
*	Net Insight AB, Class B	1,739,857	654,846
*	New Wave Group AB, Class B	1,420,239	24,104,290
	Nobia AB	561,126	3,458,455
Ω	Nobina AB	67,860	649,996
	Nordic Waterproofing Holding AB	206,708	6,146,124
*	Pandox AB, Class B	142,497	2,511,153
	Peab AB, Class B	2,273,843	28,581,379
	Pricer AB, Class B	255,844	765,470
	Ratos AB, Class B	2,516,327	14,487,020
	Rejlers AB	10,091	172,642
Ω	Resurs Holding AB	1,767,780	9,526,419
	Rottneros AB	1,334,092	1,554,287
	Scandi Standard AB	23,341	116,376
	Semcon AB	315,288	4,520,557
#	Systemair AB	109,922	1,060,976

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Tethys Oil AB	193,474	$1,408,603
	VBG Group AB, Class B	51,501	995,013

TOTAL SWEDEN			444,846,786

SWITZERLAND — (5.3%)
	Allreal Holding AG	283,546	59,968,770
*	ams AG	1,371,851	27,160,338
	Arbonia AG	942,784	20,497,827
*	Aryzta AG	3,477,460	4,547,181
*	Autoneum Holding AG	48,067	7,524,258
	Baloise Holding AG	89,817	14,313,242
	Banque Cantonale de Geneve	34,351	6,303,402
	Banque Cantonale du Jura SA	5,729	332,794
	Banque Cantonale Vaudoise	89,239	7,184,841
	Bell Food Group AG	38,548	12,373,949
	Bellevue Group AG	120,100	5,392,150
	Berner Kantonalbank AG	46,713	10,742,088
*	Bobst Group SA	104,433	8,504,390
	Bystronic AG	12,658	17,404,556
	Calida Holding AG	48,974	2,595,348
	Carlo Gavazzi Holding AG	7,930	2,186,633
	Cembra Money Bank AG	10,128	676,089
#	Cicor Technologies Ltd	19,695	1,261,266
	Cie Financiere Tradition SA	20,391	2,481,778
	EFG International AG	1,748,243	12,261,431
	Energiedienst Holding AG	18,108	916,668
#*	Feintool International Holding AG	29,234	1,724,850
*	Flughafen Zurich AG	94,109	16,994,867
*	GAM Holding AG	1,845,098	2,971,958
	Gurit Holding AG	5,893	10,230,258
	Helvetia Holding AG	529,875	63,050,268
*	HOCHDORF Holding AG	1,223	54,781
	Huber & Suhner AG	64,111	5,702,676
	Hypothekarbank Lenzburg AG	20	91,699
*	Implenia AG	297,728	6,072,383
*	Ina Invest Holding AG	17,130	345,699
	Investis Holding SA	16,844	1,875,230
*	Jungfraubahn Holding AG	34,861	5,471,936
#	Kudelski SA	185,492	739,626
	Landis+Gyr Group AG	194,954	13,402,622
	Liechtensteinische Landesbank AG	183,680	10,844,413
	Luzerner Kantonalbank AG	22,915	10,590,266
*Ω	Medmix AG	27,422	1,311,051
*	Meier Tobler Group AG	3,397	71,775
	Metall Zug AG	1,311	2,972,414
	Mobimo Holding AG	93,370	31,467,218
	OC Oerlikon Corp. AG	501,808	5,109,258
	Orell Fuessli AG	244	24,897
	Phoenix Mecano AG	7,364	3,583,478
	Plazza AG, Class A	1,086	394,984
*	Rieter Holding AG	36,621	7,601,703
	Schweiter Technologies AG	5,062	7,269,465
	Siegfried Holding AG	64,976	62,496,657
	St Galler Kantonalbank AG	48,841	22,510,590
	Sulzer AG	27,422	2,695,719
	Swiss Prime Site AG	385,178	39,159,617
*	Swiss Steel Holding AG	5,857,084	2,249,022
	Thurgauer Kantonalbank	11,153	1,286,054
*	TX Group AG	13,485	2,227,796

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Valiant Holding AG	137,317	$13,591,923
*	Valora Holding AG	82,627	15,724,688
	Vaudoise Assurances Holding SA	23,203	11,691,905
	Vetropack Holding AG	136,941	8,428,903
	Vifor Pharma AG	49,467	6,387,464
	Vontobel Holding AG	307,424	28,470,239
	VP Bank AG, Class A	69,464	7,821,721
*	V-ZUG Holding AG	16,155	2,273,072
	Walliser Kantonalbank	13,514	1,492,124
	Zehnder Group AG	207,275	22,310,897
	Zug Estates Holding AG, Class B	530	1,145,938
	Zuger Kantonalbank AG	305	2,186,346

TOTAL SWITZERLAND			688,749,449

UNITED KINGDOM — (14.8%)
††	Afren PLC	2,935,351	0
Ω	Airtel Africa PLC	95,441	143,087
	Alliance Pharma PLC	1,216,787	1,710,581
	Anglo Pacific Group PLC	2,195,113	3,887,789
	Anglo-Eastern Plantations PLC	277,980	2,893,145
*	Babcock International Group PLC	6,828,555	29,821,600
Ω	Bakkavor Group PLC	134,356	231,620
	Balfour Beatty PLC	6,710,035	23,328,166
	Bank of Georgia Group PLC	734,314	15,238,741
*	Beazley PLC	1,018,306	5,416,274
	Bellway PLC	2,165,422	98,253,559
*Ω	Biffa PLC	840,777	4,597,559
	Bloomsbury Publishing PLC	803,701	3,970,011
	Bodycote PLC	1,881,977	20,614,027
	Breedon Group PLC	464,980	623,886
	Burford Capital Ltd.	757,868	7,771,951
*	C&C Group PLC	227,330	804,569
	Cairn Energy PLC	2,083,594	5,201,927
	Camellia PLC	661	60,457
*	Card Factory PLC	316,314	204,600
	CareTech Holdings PLC	215,153	1,833,458
	Carr’s Group PLC	596,259	1,195,591
	Castings PLC	470,165	2,315,439
	Centamin PLC	29,442,367	37,616,160
	Central Asia Metals PLC	591,189	1,981,580
*	Centrica PLC	8,961,407	7,397,521
	Charles Stanley Group PLC	3,600	25,283
	Chemring Group PLC	3,191,749	12,726,775
	Chesnara PLC	1,493,375	5,892,101
*	Cineworld Group PLC	1,340,274	1,122,378
	Clinigen Group PLC	3,718	31,216
	Close Brothers Group PLC	3,165,895	62,363,565
*	Costain Group PLC	12,664	9,267
	Crest Nicholson Holdings PLC	5,196,935	25,365,175
	Currys PLC	16,349,607	27,185,367
	Daily Mail & General Trust PLC, Class A	828,477	11,758,990
	DiscoverIE Group PLC	436,686	6,255,141
	Diversified Energy Co. PLC	1,525,418	2,409,720
	Drax Group PLC	6,150,470	44,731,273
*	Elementis PLC	5,116,318	9,753,752
*	Energean PLC	1,900	23,347
*	EnQuest PLC	33,030,555	10,862,699
	Epwin Group PLC	222,331	339,729
*Ω	Equiniti Group PLC	2,074,174	5,064,411

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Essentra PLC	1,099,002	$4,377,104
	Ferrexpo PLC	2,092,852	8,927,886
#*	Firstgroup PLC	24,097,676	33,131,287
#*	Flowtech Fluidpower PLC	90,707	166,897
	Foxtons Group PLC	578,251	372,384
*	Frasers Group PLC	4,140,918	36,500,472
*	Fuller Smith & Turner PLC, Class A	23,019	213,859
	Galliford Try Holdings PLC	1,090,252	2,990,448
	Gem Diamonds Ltd.	88,379	65,317
	Genel Energy PLC	2,337,231	4,823,396
*	Georgia Capital PLC	189,953	1,570,256
*	Go-Ahead Group PLC	2,436	26,236
	Grafton Group PLC	5,481,699	100,685,089
	Grainger PLC	5,763,012	24,238,312
*	Greencore Group PLC	549,629	971,814
*	Griffin Mining Ltd.	10,666	14,893
	Gulf Keystone Petroleum Ltd.	3,234,548	8,785,997
	H&T Group PLC	68,468	255,735
	Halfords Group PLC	4,607,850	16,791,808
*	Harbour Energy PLC	398,537	1,907,538
	Hargreaves Services PLC	10,992	63,194
	Harworth Group PLC	76,308	176,950
	Headlam Group PLC	248,020	1,542,851
	Helical PLC	1,462,869	9,220,417
	Henry Boot PLC	1,305,710	5,011,310
	Hiscox Ltd.	202,471	2,303,593
	Hochschild Mining PLC	1,783,336	3,476,527
	Hunting PLC	2,134,972	4,941,059
Ω	Ibstock PLC	71,851	196,238
	Inchcape PLC	2,713,066	30,621,244
	International Personal Finance PLC	2,688,747	4,682,931
††	Interserve PLC	284,001	0
	Investec PLC	2,993,460	13,557,281
	IP Group PLC	1,027,589	1,695,848
*	IQE PLC	168,271	108,002
*	James Fisher & Sons PLC	1,708	9,587
*	John Wood Group PLC	5,423,594	15,815,422
	Jupiter Fund Management PLC	639,317	2,189,697
*	Just Group PLC	4,652,873	5,821,701
	Keller Group PLC	1,705,743	21,479,833
	Lancashire Holdings Ltd.	2,215,155	15,289,323
*	Lookers PLC	3,657,848	3,195,984
	LSL Property Services PLC	37,489	226,127
	Man Group PLC	19,186,374	60,940,067
*	Marks & Spencer Group PLC	13,433,580	33,768,604
*	Marston’s PLC	8,949,743	9,726,326
*	McBride PLC	11,220	10,728
	Mears Group PLC	2,131,717	5,780,676
*	Mediclinic International PLC	5,201,410	23,798,134
*	Meggitt PLC	8,865,721	91,022,660
	Micro Focus International PLC	899,888	4,409,872
*	Mitchells & Butlers PLC	7,334,091	25,437,151
	MJ Gleeson PLC	496,922	5,191,085
	Morgan Sindall Group PLC	346,968	10,749,557
	Morses Club PLC	23,515	19,793
	MP Evans Group PLC	11,007	130,476
#*	N Brown Group PLC	667,028	395,345
*	National Express Group PLC	9,659,574	30,227,169
	Norcros PLC	155,660	708,412

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Numis Corp. PLC	3,851	$17,724
	OSB Group PLC	2,377,017	16,396,681
	Pan African Resources PLC	1,183,882	280,285
	Paragon Banking Group PLC	6,577,529	49,308,900
*	Pendragon PLC	17,490,967	4,399,863
#*	Petrofac Ltd.	458,238	811,594
	Petrofac Ltd.	114,560	22,733
#*	Petropavlovsk PLC	15,498,965	5,021,945
	Pets at Home Group PLC	5,132,705	33,870,395
*	Pharos Energy PLC	1,574,132	431,142
*	Playtech PLC	4,272,115	40,644,360
	Premier Foods PLC	11,990,810	17,997,439
*	Provident Financial PLC	139,982	707,183
	QinetiQ Group PLC	800,874	2,955,179
Ω	Quilter PLC	13,130,901	27,957,390
*	Rank Group PLC	53,497	120,224
	Rathbone Brothers PLC	25,120	675,386
	Reach PLC	3,788,197	16,428,908
	Redde Northgate PLC	3,046,859	16,575,063
	Redrow PLC	6,678,500	58,802,405
*	Renewi PLC	387,679	3,748,215
	Ricardo PLC	20,766	119,518
	Royal Mail PLC	10,200,913	58,806,428
	RPS Group PLC	3,223,974	5,566,070
	RWS Holdings PLC	269,227	2,286,668
	S&U PLC	5,806	230,340
*	Saga PLC	1,124,694	4,786,275
	Secure Trust Bank PLC	597	10,000
*	Senior PLC	1,428,037	3,135,406
	Serco Group PLC	782,652	1,351,964
	Serica Energy PLC	73,708	207,681
	Severfield PLC	1,109,985	1,088,229
*	SIG PLC	5,060,478	3,594,089
	Speedy Hire PLC	5,924,984	5,164,183
*Ω	Spire Healthcare Group PLC	2,407,169	7,762,970
	Stock Spirits Group PLC	2,433,022	12,469,416
	Stolt-Nielsen Ltd.	581,722	8,972,141
*	Superdry PLC	573,315	2,271,159
	Tate & Lyle PLC	209,665	1,857,795
	TBC Bank Group PLC	110,839	2,377,744
Ω	TI Fluid Systems PLC, Class B	151,654	549,489
	TP ICAP Group PLC	12,463,170	26,467,120
	Travis Perkins PLC	4,636,653	98,022,794
	Trifast PLC	860,920	1,586,833
	TT Electronics PLC	3,284,387	11,448,833
#*	Tullow Oil PLC	9,694,612	6,088,116
	Tyman PLC	1,429,365	7,298,462
*	U & I Group PLC	199,721	235,206
*	Vertu Motors PLC	1,625,848	1,364,591
	Vesuvius PLC	6,801,719	43,855,831
*	Virgin Money UK PLC	3,664,241	10,180,387
	Vistry Group PLC	5,262,888	88,130,772
Ω	Vivo Energy PLC	79,420	114,873
	Vp PLC	276,189	3,801,002
	Wickes Group PLC	4,370,299	12,860,958

TOTAL UNITED KINGDOM			1,925,027,746

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (0.0%)
Ovintiv, Inc.	49,222	$1,846,620

TOTAL COMMON STOCKS		12,571,938,061

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Biotest AG	42,906	2,075,941
Draegerwerk AG & Co. KGaA	178,097	14,032,114
Jungheinrich AG	157,225	7,973,280
STO SE & Co. KGaA	27,494	6,188,280

TOTAL GERMANY		30,269,615

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#* Porr AG Rights 11/03/21	3,082	503

CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	5,202	39,007

GERMANY — (0.0%)
* Borussia Dortmund GmbH & Co. KGaA Rights Exp 10/04/21	3	0

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	347,241	0

NEW ZEALAND — (0.0%)
* Arvida Group Ltd. Rights 11/08/21	280,631	30,165

SINGAPORE — (0.0%)
#* Ezion Holdings Ltd. Warrants 04/16/23	10,557,095	0
* First Sponsor Group Ltd. Warrants 03/21/29	80,035	17,360

TOTAL SINGAPORE		17,360

SPAIN — (0.0%)
* Miquel y Costas & Miquel SA Rights 11/01/21	2,066	10,407

TOTAL RIGHTS/WARRANTS		97,442

TOTAL INVESTMENT SECURITIES (Cost $10,248,353,766)		12,602,305,118

		Value†

SECURITIES LENDING COLLATERAL — (3.0%)
@§ The DFA Short Term Investment Fund	33,153,941	383,591,098

TOTAL INVESTMENTS — (100.0%) (Cost $10,631,897,697)		$12,985,896,216

As of October 31, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	510	12/17/21	$112,721,849	$117,223,500	$4,501,651

Total Futures Contracts			$112,721,849	$117,223,500	$4,501,651

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$1,006,098,427	—	$1,006,098,427
Austria	—	127,262,202	—	127,262,202
Belgium	$825,516	237,907,741	—	238,733,257
Canada	1,412,654,957	2,506,496	—	1,415,161,453
China	—	806,719	—	806,719
Denmark	—	321,467,166	—	321,467,166
Finland	—	289,462,391	—	289,462,391
France	—	527,375,379	—	527,375,379
Germany	15,404,577	845,741,150	—	861,145,727
Greece	—	—	$1,986	1,986
Hong Kong	—	297,553,804	533,026	298,086,830
Ireland	—	34,253,029	—	34,253,029
Israel	1,517,258	143,254,807	—	144,772,065
Italy	—	474,315,668	—	474,315,668
Japan	18,249,171	2,828,616,466	—	2,846,865,637
Netherlands	—	356,345,185	—	356,345,185
New Zealand	—	46,628,416	—	46,628,416
Norway	—	96,207,378	—	96,207,378
Portugal	—	34,955,180	—	34,955,180
Singapore	—	115,028,770	1,374,907	116,403,677
Spain	—	275,119,688	—	275,119,688
Sweden	4,722,188	440,124,598	—	444,846,786
Switzerland	1,311,051	687,438,398	—	688,749,449
United Kingdom	—	1,925,027,746	—	1,925,027,746
United States	1,846,620	—	—	1,846,620
Preferred Stocks
Germany	—	30,269,615	—	30,269,615
Rights/Warrants
Austria	—	503	—	503
Canada	—	39,007	—	39,007
New Zealand	—	30,165	—	30,165
Singapore	—	17,360	—	17,360
Spain	—	10,407	—	10,407
Securities Lending Collateral	—	383,591,098	—	383,591,098
Futures Contracts**	4,501,651	—	—	4,501,651

TOTAL	$1,461,032,989	$11,527,454,959	$1,909,919^	$12,990,397,867

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (95.8%)
AUSTRALIA — (6.0%)
*	A2B Australia Ltd.	175,655	$176,115
	Accent Group Ltd.	350,750	656,710
	Adairs Ltd.	42,706	119,194
	Adbri Ltd.	327,958	738,220
*	Ainsworth Game Technology Ltd.	31,523	32,092
#*	Alkane Resources Ltd.	246,023	165,035
*	Alliance Aviation Services Ltd.	32,530	91,392
	ALS Ltd.	163,753	1,642,408
	Altium Ltd.	21,328	594,127
#	Alumina Ltd.	323,588	489,045
#*	AMA Group Ltd.	380,122	139,664
*	AMP Ltd.	2,332,337	1,908,200
	Ampol Ltd.	47,007	1,087,331
	Ansell Ltd.	48,118	1,152,072
*	Arafura Resources Ltd.	550,225	91,770
	ARB Corp. Ltd.	30,763	1,133,027
#*	Ardent Leisure Group Ltd.	108,911	123,117
	Aristocrat Leisure Ltd.	15,973	566,510
	ASX Ltd.	5,570	350,285
	Atlas Arteria Ltd.	53,390	250,914
	AUB Group Ltd.	21,294	350,953
#*	Aurelia Metals Ltd.	1,353,634	385,045
	Aurizon Holdings Ltd.	297,858	759,378
	AusNet Services Ltd.	60,532	112,568
	Austal Ltd.	284,145	403,852
	Austin Engineering Ltd.	159,975	28,284
	Australia & New Zealand Banking Group Ltd.	274,007	5,830,997
*	Australian Agricultural Co. Ltd.	366,526	436,004
	Australian Ethical Investment Ltd.	15,068	155,710
#	Australian Finance Group Ltd.	115,639	229,839
*	Australian Mines Ltd.	1,710,239	31,067
	Australian Pharmaceutical Industries Ltd.	366,712	416,519
#*	Australian Strategic Materials Ltd.	54,803	440,370
	Auswide Bank Ltd.	10,774	55,626
	AVJennings Ltd.	78,694	36,126
	Baby Bunting Group Ltd.	57,702	257,159
	Bank of Queensland Ltd.	650,623	4,331,799
*	Bannerman Energy Ltd.	375,473	91,872
	Bapcor Ltd.	164,906	994,655
	Base Resources Ltd.	90,567	20,785
	Beach Energy Ltd.	1,801,011	1,891,973
	Beacon Lighting Group Ltd.	8,390	13,821
	Bega Cheese Ltd.	315,233	1,291,185
	Bell Financial Group Ltd.	53,849	73,997
*	Bellevue Gold Ltd.	186,976	120,375
	Bendigo & Adelaide Bank Ltd.	329,048	2,304,621
#	BHP Group Ltd.	178,389	4,899,807
	Blackmores Ltd.	3,877	276,708
	BlueScope Steel Ltd.	230,932	3,608,560
	Brambles Ltd.	80,792	612,944
	Bravura Solutions Ltd.	166,332	350,390
	Breville Group Ltd.	18,054	401,843
	Brickworks Ltd.	89,732	1,610,377
	BWX Ltd.	95,454	335,537
*	Calix Ltd.	3,504	13,732
	Capitol Health Ltd.	499,605	127,456
*	Capricorn Metals Ltd.	17,715	34,220

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Cardno Ltd.	171,635	$196,525
#*	Carnarvon Petroleum Ltd.	333,184	85,474
	Carsales.com Ltd.	69,485	1,300,352
	Cash Converters International Ltd.	283,549	62,065
	Cedar Woods Properties Ltd.	72,687	327,452
††	Centrebet Litigatation	6,648	0
	Centrebet Litigatation	6,648	0
	Challenger Ltd.	645,886	3,392,727
*	Champion Iron Ltd.	157,419	525,819
*	City Chic Collective Ltd.	57,947	271,168
*	Clean Seas Seafood Ltd.	61,447	28,987
	Cleanaway Waste Management Ltd.	614,331	1,249,400
	Clinuvel Pharmaceuticals Ltd.	11,338	332,251
#	Clover Corp. Ltd.	8,070	9,749
	Cochlear Ltd.	3,207	536,409
	Codan Ltd.	96,379	734,937
	Coles Group Ltd.	34,155	442,614
*	Collection House Ltd.	117,176	14,137
	Collins Foods Ltd.	121,772	1,182,237
	Commonwealth Bank of Australia	72,307	5,731,212
	Computershare Ltd.	110,283	1,569,258
#*	Cooper Energy Ltd.	945,714	206,671
*	Corporate Travel Management Ltd.	18,159	336,438
	Costa Group Holdings Ltd.	338,553	748,566
	Credit Corp. Group Ltd.	21,632	514,576
#*	Crown Resorts Ltd.	261,575	1,971,753
	CSR Ltd.	438,908	1,970,344
*	Dacian Gold Ltd.	209,463	36,197
	Data#3 Ltd.	87,623	375,511
*	De Grey Mining Ltd.	80,551	67,009
*	Decmil Group Ltd.	92,383	21,956
#*	Deep Yellow Ltd.	40,616	30,666
	Deterra Royalties Ltd.	109,220	321,262
#	Dicker Data Ltd.	16,739	189,805
	Domain Holdings Australia Ltd.	77,097	334,888
	Domino’s Pizza Enterprises Ltd.	19,131	1,962,421
	Downer EDI Ltd.	653,045	3,122,307
	Eagers Automotive Ltd.	87,426	982,263
*	Eclipx Group Ltd.	298,743	563,693
#*	Ecograf Ltd.	71,699	33,211
	Elanor Investor Group	36,246	58,669
	Elders Ltd.	120,822	1,097,632
	Emeco Holdings Ltd.	358,517	298,345
*	EML Payments Ltd.	21,376	47,961
	Endeavour Group Ltd.	37,895	194,722
*	Energy Resources of Australia Ltd.	31,480	9,724
*	Energy World Corp. Ltd.	1,371,925	90,501
	Enero Group Ltd.	31,796	94,856
*	EnviroSuite Ltd.	100,794	16,742
	EQT Holdings Ltd.	9,541	202,795
	Estia Health Ltd.	259,321	410,086
	Euroz Ltd.	3,435	4,213
*	EVENT Hospitality & Entertainment Ltd.	77,959	965,028
#	Evolution Mining Ltd.	414,023	1,124,047
#	FAR Ltd.	14,662	9,064
	Finbar Group Ltd.	18,455	11,556
	Fleetwood Ltd.	85,236	153,228
#*	Flight Centre Travel Group Ltd.	43,634	660,271
	Fortescue Metals Group Ltd.	151,890	1,582,699

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Frontier Digital Ventures Ltd.	19,142	$26,036
#*	G8 Education Ltd.	908,748	755,277
	Genworth Mortgage Insurance Australia Ltd.	303,689	527,583
	Gold Road Resources Ltd.	527,675	547,299
	GrainCorp Ltd., Class A	206,682	982,278
	Grange Resources Ltd.	490,389	211,509
*	Greenland Minerals Ltd.	712,099	64,957
	GUD Holdings Ltd.	85,676	792,968
	GWA Group Ltd.	199,820	410,186
	Hansen Technologies Ltd.	115,264	550,424
	Harvey Norman Holdings Ltd.	319,730	1,199,501
	Healius Ltd.	910,092	3,332,468
#*	Helloworld Travel Ltd.	19,262	39,524
*	Hot Chili Ltd.	1,580,508	57,156
	HT&E Ltd.	211,508	306,408
#	HUB24 Ltd.	8,825	212,018
*	Humm Group Ltd.	387,985	258,882
*	Huon Aquaculture Group Ltd.	14,978	43,389
	IDP Education Ltd.	32,851	929,455
*	IDT Australia Ltd.	38,954	16,577
	IGO Ltd.	438,876	3,213,808
	Iluka Resources Ltd.	164,025	1,170,219
	Imdex Ltd.	271,537	586,772
	Incitec Pivot Ltd.	1,227,495	2,777,313
	Infomedia Ltd.	182,685	190,294
#	Inghams Group Ltd.	136,500	382,892
	Insurance Australia Group Ltd.	114,207	413,827
	Intega Group Ltd.	168,801	114,461
	Integral Diagnostics Ltd.	114,749	405,805
*	Integrated Research Ltd.	47,760	54,732
	InvoCare Ltd.	25,861	221,573
*	ioneer Ltd.	343,732	177,897
	IOOF Holdings Ltd.	454,487	1,406,674
	IPH Ltd.	79,841	518,586
	IRESS Ltd.	103,353	942,199
	IVE Group Ltd.	112,528	151,704
	James Hardie Industries PLC	29,101	1,143,268
#	James Hardie Industries PLC, Sponsored ADR	1,506	59,231
*	Japara Healthcare Ltd.	257,296	270,971
	JB Hi-Fi Ltd.	62,518	2,386,898
#*	Jervois Global Ltd.	84,421	36,195
	Johns Lyng Group Ltd.	51,068	249,602
	Jupiter Mines Ltd.	1,025,925	181,409
*	Karoon Energy Ltd.	513,750	706,869
#*	Kingsgate Consolidated Ltd.	56,400	68,355
#	Kogan.com Ltd.	19,892	149,952
	Lendlease Corp. Ltd.	85,192	674,909
#	Lifestyle Communities Ltd.	49,025	809,421
	Link Administration Holdings Ltd.	298,237	981,966
	Lovisa Holdings Ltd.	17,480	288,123
	Lycopodium Ltd.	4,501	14,895
*	Lynas Rare Earths Ltd.	19,452	108,513
	MA Financial Group Ltd.	18,966	117,019
	MACA Ltd.	287,000	165,694
	Macmahon Holdings Ltd.	971,526	150,299
	Macquarie Group Ltd.	20,344	3,027,557
*	Macquarie Telecom Group Ltd.	832	44,627
	Magellan Financial Group Ltd.	22,071	580,602
#*	Mayne Pharma Group Ltd.	1,361,330	348,910

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	McMillan Shakespeare Ltd.	51,609	$534,011
#	McPherson’s Ltd.	112,966	82,281
	Medibank Pvt Ltd.	548,130	1,377,522
*	Medical Developments International Ltd.	6,016	22,330
	Medusa Mining Ltd.	139,491	80,271
*	Megaport Ltd.	3,229	43,699
#*	Mesoblast Ltd.	176,885	212,903
*	Metals X Ltd.	239,558	65,345
	Metcash Ltd.	567,521	1,749,079
#*	Mincor Resources NL	62,574	64,979
	Mineral Resources Ltd.	56,396	1,657,946
*	MMA Offshore Ltd.	206,966	68,115
	MNF Group Ltd.	23,458	125,858
#	Monadelphous Group Ltd.	62,514	476,819
	Monash IVF Group Ltd.	261,809	185,639
	Money3 Corp. Ltd.	149,600	375,406
	Mount Gibson Iron Ltd.	515,707	164,141
#*	Myer Holdings Ltd.	960,406	391,718
	MyState Ltd.	84,141	330,095
*	Nanosonics Ltd.	27,093	121,759
	National Australia Bank Ltd.	308,973	6,717,683
	Navigator Global Investments Ltd.	162,418	229,840
#*	Nearmap Ltd.	53,799	90,117
*	Neometals Ltd.	48,923	38,281
	Netwealth Group Ltd.	38,924	511,572
#	New Energy Solar	23,570	14,231
#	New Hope Corp. Ltd.	529,216	801,870
	Newcrest Mining Ltd.	52,646	986,367
*	NEXTDC Ltd.	21,939	195,846
	nib holdings Ltd.	242,329	1,220,232
	Nick Scali Ltd.	48,096	524,390
	Nine Entertainment Co. Holdings Ltd.	1,213,401	2,541,178
	Northern Star Resources Ltd.	401,624	2,780,377
	NRW Holdings Ltd.	431,557	598,517
*	Nufarm Ltd.	262,243	863,629
	Objective Corp. Ltd.	4,057	63,889
	OFX Group Ltd.	129,462	155,280
	Oil Search Ltd.	631,136	2,044,630
#*	Omni Bridgeway Ltd.	106,202	249,568
*	oOh!media Ltd.	594,058	815,405
	Orica Ltd.	95,930	1,101,208
	Origin Energy Ltd.	372,323	1,425,989
*	Orocobre Ltd.	293,941	1,985,099
	Orora Ltd.	563,257	1,409,071
	Over the Wire Holdings Ltd.	13,915	56,614
	OZ Minerals Ltd.	208,053	3,957,554
	Pacific Current Group Ltd.	51,154	293,015
	Pacific Smiles Group Ltd.	19,803	43,181
	Pact Group Holdings Ltd.	176,261	411,908
*	Paladin Energy Ltd.	264,877	176,025
*	Panoramic Resources Ltd.	1,056,690	191,618
	Peet Ltd.	242,729	196,482
	Pendal Group Ltd.	177,721	898,913
*	Peninsula Energy Ltd.	395,924	79,472
	People Infrastructure Ltd.	34,854	116,513
	Perenti Global Ltd.	697,156	539,714
	Perpetual Ltd.	26,012	743,489
*	Perseus Mining Ltd.	1,083,530	1,284,873
*	Pilbara Minerals Ltd.	173,979	291,775

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pinnacle Investment Management Group Ltd.	7,099	$92,329
	Platinum Asset Management Ltd.	173,919	401,629
*	Poseidon Nickel Ltd.	563,943	39,901
*	Praemium Ltd.	59,810	53,929
	Premier Investments Ltd.	47,351	1,098,928
#	Pro Medicus Ltd.	17,316	699,280
	Propel Funeral Partners Ltd.	8,279	26,190
#	PSC Insurance Group Ltd.	8,350	28,782
	PWR Holdings Ltd.	29,010	206,487
	QBE Insurance Group Ltd.	308,532	2,762,420
	Qube Holdings Ltd.	443,350	1,070,728
	Ramelius Resources Ltd.	584,138	696,886
	Ramsay Health Care Ltd.	14,956	799,340
	REA Group Ltd.	3,734	453,191
*	ReadyTech Holdings Ltd.	8,174	23,259
#	Reckon Ltd.	24,980	19,443
*	Red 5 Ltd.	150,759	29,392
*	Redbubble Ltd.	26,449	83,059
	Reece Ltd.	20,461	310,255
#	Regis Healthcare Ltd.	93,218	137,928
	Regis Resources Ltd.	586,019	878,822
#*	Reject Shop Ltd.	19,979	104,498
	Reliance Worldwide Corp. Ltd.	410,417	1,804,650
#*	Resolute Mining Ltd.	472,459	148,481
*	Retail Food Group Ltd.	1,972,855	118,979
	Ridley Corp. Ltd.	146,475	146,645
	Rio Tinto Ltd.	28,857	1,977,072
*	RPMGlobal Holdings Ltd.	72,882	107,558
*††	Salmat Ltd.	16,043	0
	Sandfire Resources Ltd.	446,461	1,880,670
	Santos Ltd.	650,417	3,415,384
	SeaLink Travel Group Ltd.	35,143	194,692
	SEEK Ltd.	26,845	667,176
	Select Harvests Ltd.	128,259	716,896
#	Senex Energy Ltd.	143,715	480,191
	Servcorp Ltd.	42,286	128,812
	Service Stream Ltd.	485,054	320,614
	Seven Group Holdings Ltd.	31,578	515,741
*	Seven West Media Ltd.	246,399	85,015
	SG Fleet Group Ltd.	59,084	113,636
	Shaver Shop Group Ltd.	54,108	41,869
	Sigma Healthcare Ltd.	1,302,866	558,667
#*	Silver Lake Resources Ltd.	574,663	727,754
	Sims Ltd.	137,606	1,497,985
	SmartGroup Corp. Ltd.	62,554	378,691
	Sonic Healthcare Ltd.	32,368	982,190
	South32 Ltd.	977,743	2,637,543
	Southern Cross Media Group Ltd.	216,813	380,468
	Spark Infrastructure Group	187,493	397,504
#*††	Speedcast International Ltd.	198,889	0
#	St Barbara Ltd.	742,299	816,232
*	Star Entertainment Grp Ltd.	775,034	2,153,772
	Steadfast Group Ltd.	275,230	968,339
	Suncorp Group Ltd.	282,414	2,499,032
	Sunland Group Ltd.	67,813	137,315
#*	Sunrise Energy Metals Ltd.	15,847	22,678
	Super Retail Group Ltd.	182,119	1,786,653
*	Superloop Ltd.	194,599	189,273
*	Syrah Resources Ltd.	462,383	440,668

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Tabcorp Holdings Ltd.	259,098	$975,595
	Tassal Group Ltd.	251,201	672,905
	Technology One Ltd.	134,332	1,247,445
	Telstra Corp. Ltd.	224,720	649,548
#*	Temple & Webster Group Ltd.	10,437	100,556
*††	Tiger Resources Ltd.	335,407	50
	TPG Telecom Ltd.	96,322	491,718
	Treasury Wine Estates Ltd.	42,114	367,467
*	Tuas Ltd.	41,766	43,965
*	Tyro Payments Ltd.	22,922	70,020
	United Malt Grp Ltd.	195,855	599,367
*	Uniti Group Ltd.	118,914	366,483
††	Virgin Australia Holdings Ltd.	272,729	0
	Virtus Health Ltd.	71,063	297,690
	Vita Group Ltd.	136,175	85,025
Ω	Viva Energy Group Ltd.	645,322	1,136,950
#*	Webjet Ltd.	18,984	90,850
	Wesfarmers Ltd.	32,595	1,410,257
*	West African Resources Ltd.	277,501	269,631
	West African Resources Ltd.	24,592	24,049
	Western Areas Ltd.	324,995	778,186
	Westgold Resources Ltd.	250,251	366,189
	Westpac Banking Corp.	357,485	6,954,916
	Westpac Banking Corp., Sponsored ADR	9,009	176,126
*	Whitehaven Coal Ltd.	794,208	1,571,732
*	Widgie Nickel Ltd.	11,598	2,007
	WiseTech Global Ltd.	972	37,883
	Woodside Petroleum Ltd.	158,287	2,767,106
	Woolworths Group Ltd.	37,895	1,091,558
	Worley Ltd.	172,057	1,413,656
*	Xero Ltd.	3,203	365,215
#*	Zip Co. Ltd.	35,381	174,864

TOTAL AUSTRALIA			229,045,628

AUSTRIA — (0.7%)
	Addiko Bank AG	2,609	44,220
	Agrana Beteiligungs AG	12,744	268,937
	ANDRITZ AG	37,161	2,110,689
	AT&S Austria Technologie & Systemtechnik AG	25,068	961,878
	Atrium European Real Estate Ltd.	34,738	142,659
Ω	BAWAG Group AG	17,409	1,094,943
*	DO & Co. AG	3,767	341,242
	Erste Group Bank AG	74,800	3,207,851
	EVN AG	35,368	998,704
*	FACC AG	6,832	69,979
*	Flughafen Wien AG	1,363	44,921
#	IMMOFINANZ AG	7,951	190,393
#*	Kapsch TrafficCom AG	2,499	44,515
*	Lenzing AG	4,527	545,916
	Mayr Melnhof Karton AG	3,500	688,898
	Oberbank AG	847	89,111
#	Oesterreichische Post AG	16,719	705,855
	OMV AG	32,043	1,939,989
	Palfinger AG	8,726	385,560
	POLYTEC Holding AG	14,925	146,200
#*	Porr AG	11,063	158,860
	Raiffeisen Bank International AG	124,108	3,626,426
	Rosenbauer International AG	1,017	55,583
	S IMMO AG	19,003	450,809

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
*	Schoeller-Bleckmann Oilfield Equipment AG	4,534	$184,938
	Semperit AG Holding	6,249	210,951
	Strabag SE	15,023	644,992
	Telekom Austria AG, Class A	92,396	798,302
	UBM Development AG	2,555	126,214
	UNIQA Insurance Group AG	138,366	1,288,068
	Verbund AG	1,517	158,135
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	1,058,371
	voestalpine AG	93,552	3,553,205
	Wienerberger AG	43,315	1,533,376
	Zumtobel Group AG	24,911	256,767

TOTAL AUSTRIA			28,127,457

BELGIUM — (1.2%)
	Ackermans & van Haaren NV	19,804	3,405,614
	Ageas SA	84,602	4,115,682
*	AGFA-Gevaert NV	187,959	817,251
*	Akka Technologies	14,912	825,652
#	Anheuser-Busch InBev SA	27,589	1,687,542
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	393,522
*	Argenx SE, ADR	263	79,416
	Atenor	3,815	253,249
	Banque Nationale de Belgique	69	136,462
	Barco NV	20,068	452,324
	Bekaert SA	38,406	1,682,249
*	bpost SA	91,565	784,468
	Cie d’Entreprises CFE	8,983	918,400
	Deceuninck NV	61,276	261,302
	D’ieteren Group	14,150	2,439,803
	Econocom Group SA/NV	133,821	565,793
#	Elia Group SA	6,355	741,396
	Etablissements Franz Colruyt NV	11,843	581,466
	Euronav NV	28,877	307,297
#*	Euronav NV	140,449	1,481,737
	EVS Broadcast Equipment SA	10,112	237,212
	Exmar NV	34,718	184,946
	Fagron	35,143	609,437
#*	Galapagos NV, Sponsored ADR	659	34,920
	Gimv NV	22,820	1,474,270
*	Greenyard NV	11,357	110,303
	Immobel SA	4,049	356,929
	Ion Beam Applications	4,913	96,778
	KBC Group NV	52,588	4,897,151
#*	Kinepolis Group NV	6,411	403,834
	Lotus Bakeries NV	173	1,148,482
	Melexis NV	10,065	1,160,861
*	Ontex Group NV	64,503	608,241
	Orange Belgium SA	20,431	463,248
#*	Oxurion NV	14,207	34,999
*	Picanol	1,255	99,708
	Proximus SADP	73,040	1,375,457
	Recticel SA	42,061	776,801
	Resilux	786	163,434
	Roularta Media Group NV	1,845	34,828
	Shurgard Self Storage SA	4,178	256,061
	Sipef NV	5,476	368,607
	Solvay SA	27,406	3,257,808
	Telenet Group Holding NV	11,802	423,999
	TER Beke SA	553	76,634

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Tessenderlo Group SA	27,512	$1,004,023
	UCB SA	6,267	749,067
	Umicore SA	19,763	1,133,141
	Van de Velde NV	4,118	143,002
	VGP NV	146	37,760
	Viohalco SA	25,814	130,126

TOTAL BELGIUM			43,782,692

CANADA — (9.9%)
*	5N Plus, Inc.	52,215	129,947
	Absolute Software Corp.	14,551	163,428
	Acadian Timber Corp.	7,976	118,712
*	AcuityAds Holdings, Inc.	9,767	62,267
*	Advantage Energy Ltd.	215,003	1,217,818
	Aecon Group, Inc.	72,335	1,078,946
#*	Africa Oil Corp.	329,400	529,659
	AG Growth International, Inc.	12,160	267,253
	AGF Management Ltd., Class B	90,237	575,283
	Agnico Eagle Mines Ltd.	10,163	539,147
*	Aimia, Inc.	62,327	244,252
#	AirBoss of America Corp.	12,431	323,431
	Alamos Gold, Inc., Class A	310,126	2,300,383
	Alamos Gold, Inc., Class A	61,980	461,131
#*	Alcanna, Inc.	26,755	174,029
	Algoma Central Corp.	4,796	66,732
#	Algonquin Power & Utilities Corp.	66	951
	Alimentation Couche-Tard, Inc., Class B	24,871	932,863
	AltaGas Ltd.	158,211	3,275,182
#	Altius Minerals Corp.	42,307	540,460
	Altus Group Ltd.	12,866	674,800
#*	Americas Gold & Silver Corp.	57,200	53,613
*	Amerigo Resources Ltd.	74,400	78,151
#	Andlauer Healthcare Group, Inc.	2,803	109,212
	Andrew Peller Ltd., Class A	24,800	170,129
	ARC Resources Ltd.	561,803	5,388,331
*	Argonaut Gold, Inc.	242,354	614,894
*	Aritzia, Inc.	41,900	1,650,134
	Atco Ltd., Class I	11,300	383,484
*	Athabasca Oil Corp.	419,433	345,687
*	ATS Automation Tooling Systems, Inc.	22,145	753,495
#*	Aurora Cannabis, Inc.	2,358	15,645
#*	Aurora Cannabis, Inc.	85,526	567,038
*	AutoCanada, Inc.	30,619	1,103,185
	B2Gold Corp.	570,876	2,357,124
	B2Gold Corp.	41,800	173,052
#	Badger Infrastructure Solutions Ltd.	20,326	560,870
#	Bank of Montreal	34,642	3,761,187
	Bank of Montreal	50,694	5,500,806
	Bank of Nova Scotia	35,900	2,353,689
	Bank of Nova Scotia	102,743	6,735,831
	Barrick Gold Corp.	35,033	642,857
	Barrick Gold Corp.	74,751	1,373,176
	Barrick Gold Corp.	45,774	842,612
*	Bausch Health Cos., Inc.	32,429	910,606
#	BCE, Inc.	2,800	144,140
	BCE, Inc.	2,572	132,381
	Birchcliff Energy Ltd.	262,868	1,412,469
	Bird Construction, Inc.	22,559	183,738
*	Black Diamond Group Ltd.	21,857	80,003

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	BlackBerry Ltd.	6,215	$67,122
*	Bombardier, Inc., Class A	6,100	10,252
*	Bombardier, Inc., Class B	313,317	503,798
*	Bonterra Energy Corp.	14,474	79,995
#	Boralex, Inc., Class A	12,162	376,377
	Bridgemarq Real Estate Services	1,900	26,252
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	119	7,369
#	Brookfield Asset Management, Inc., Class A	15,532	937,977
	Brookfield Infrastructure Corp., Class A	20,209	1,225,015
	BRP, Inc.	4,900	430,848
*	CAE, Inc.	4,296	130,275
	Calian Group Ltd.	5,433	270,421
#*	Calibre Mining Corp.	26,811	32,062
	Cameco Corp.	42,166	1,024,634
	Canaccord Genuity Group, Inc.	113,665	1,315,200
	Canacol Energy Ltd.	123,419	386,930
#*	Canada Goose Holdings, Inc.	22,787	845,398
#	Canadian Imperial Bank of Commerce	38,842	4,713,076
	Canadian Imperial Bank of Commerce	26,962	3,269,412
	Canadian National Railway Co.	8,400	1,116,444
	Canadian Natural Resources Ltd.	218,739	9,298,595
#	Canadian Tire Corp. Ltd., Class A	14,066	1,997,836
#	Canadian Utilities Ltd., Class A	10,100	292,570
	Canadian Western Bank	102,818	3,289,079
*	Canfor Corp.	44,824	928,642
#*	Canfor Pulp Products, Inc.	27,749	150,673
#	Capital Power Corp.	18,184	597,269
#*	Capstone Mining Corp.	334,485	1,402,696
*	Cardinal Energy Ltd.	103,611	390,968
	Cargojet, Inc.	1,500	238,829
#	Cascades, Inc.	87,572	1,014,692
	CCL Industries, Inc., Class B	27,170	1,485,173
*	Celestica, Inc.	97,934	961,712
*	Celestica, Inc.	21,177	208,758
	Cenovus Energy, Inc.	125,450	1,500,210
	Cenovus Energy, Inc.	372,350	4,460,753
	Centerra Gold, Inc.	199,804	1,498,204
	CES Energy Solutions Corp.	176,052	274,548
*	CGI, Inc.	8,775	784,397
*	CGI, Inc.	18,939	1,691,900
#	Chesswood Group Ltd.	6,897	74,426
#	China Gold International Resources Corp. Ltd.	243,398	702,110
#	CI Financial Corp.	113,688	2,592,336
	Cogeco Communications, Inc.	10,578	908,481
	Cogeco, Inc.	6,264	416,959
	Colliers International Group, Inc.	934	135,496
	Colliers International Group, Inc.	5,799	843,001
	Computer Modelling Group Ltd.	59,122	258,921
*	Conifex Timber, Inc.	16,300	23,312
	Constellation Software, Inc.	1,492	2,622,079
#*	Copper Mountain Mining Corp.	164,383	504,731
	Corby Spirit & Wine Ltd.	4,950	71,354
#	Corus Entertainment, Inc., Class B	372,041	1,686,450
#	Crescent Point Energy Corp.	120,657	606,406
	Crescent Point Energy Corp.	300,815	1,513,101
*	Crew Energy, Inc.	221,085	544,852
#*	Cronos Group, Inc.	73,194	379,877
*	Denison Mines Corp.	414,890	703,999
*	Descartes Systems Group, Inc.	4,000	327,080

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Dexterra Group, Inc.	19,836	$143,446
#*	DIRTT Environmental Solutions	26,200	84,680
	Dollarama, Inc.	17,798	804,476
#	Doman Building Materials Group Ltd.	55,021	301,424
*	Dorel Industries, Inc., Class B	25,818	465,208
	DREAM Unlimited Corp., Class A	31,388	783,686
	Dundee Precious Metals, Inc.	152,115	1,000,498
	ECN Capital Corp.	260,096	2,261,339
	E-L Financial Corp. Ltd.	977	714,427
*	Eldorado Gold Corp.	121,782	1,089,304
#*	Eldorado Gold Corp.	38,300	343,168
#	Element Fleet Management Corp.	311,746	3,387,996
#	Emera, Inc.	1,377	64,066
	Empire Co. Ltd., Class A	52,226	1,561,378
#	Endeavour Mining PLC	146,220	3,714,581
	Enerflex Ltd.	88,931	758,098
#*	Energy Fuels, Inc.	50,805	400,664
#*	Energy Fuels, Inc.	2,144	16,809
	Enerplus Corp.	28,093	266,039
#	Enerplus Corp.	176,800	1,674,296
	Enghouse Systems Ltd.	22,732	985,800
*	Ensign Energy Services, Inc.	137,467	226,594
*	Equinox Gold Corp.	43,250	320,812
*	Equinox Gold Corp.	11,392	84,643
	Equitable Group, Inc.	26,670	1,665,582
*	ERO Copper Corp.	24,972	465,905
	Evertz Technologies Ltd.	22,556	258,257
	Exchange Income Corp.	14,690	505,651
	Exco Technologies Ltd.	20,517	161,802
#	Extendicare, Inc.	52,304	305,980
	Fairfax Financial Holdings Ltd.	12,635	5,117,400
#	Fiera Capital Corp., Class A	41,271	354,152
	Finning International, Inc.	151,026	4,471,229
	Firm Capital Mortgage Investment Corp.	34,100	403,105
#	First Majestic Silver Corp.	2,031	25,733
#*	First Mining Gold Corp.	344,000	83,387
	First National Financial Corp.	9,600	323,077
	First Quantum Minerals Ltd.	145,236	3,438,442
	FirstService Corp.	4,382	876,049
#	FirstService Corp.	4,219	841,482
#*	Fission Uranium Corp.	337,775	283,845
#*	Fortuna Silver Mines, Inc.	199,721	968,267
*	Fortuna Silver Mines, Inc.	21,100	102,546
	Franco-Nevada Corp.	737	105,161
#	Franco-Nevada Corp.	781	111,550
#	Freehold Royalties Ltd.	79,842	763,196
*	Frontera Energy Corp.	27,690	197,114
#*	Galiano Gold, Inc.	123,493	93,797
*	Gamehost, Inc.	6,382	42,285
*	GDI Integrated Facility Services, Inc.	1,600	67,498
#*	Gear Energy Ltd.	26,500	18,843
	George Weston Ltd.	10,030	1,083,720
#	Gibson Energy, Inc.	93,400	1,882,188
	Gildan Activewear, Inc.	4,746	174,332
	Gildan Activewear, Inc.	39,346	1,444,785
	goeasy Ltd.	9,293	1,456,274
*	Golden Star Resources Ltd.	26,556	83,041
#*	GoldMoney, Inc.	37,900	72,885
*	Goodfood Market Corp.	5,540	34,021

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Gran Tierra Energy, Inc.	362,792	$331,250
	Great-West Lifeco, Inc.	24,628	724,552
	Guardian Capital Group Ltd., Class A	9,233	258,055
	Hardwoods Distribution, Inc.	7,600	254,173
*	Headwater Exploration, Inc.	22,200	87,896
*	Heroux-Devtek, Inc.	30,496	454,631
	High Liner Foods, Inc.	13,928	147,991
	HLS Therapeutics, Inc.	1,200	18,423
*	Home Capital Group, Inc., Class B	59,891	1,943,457
	Hudbay Minerals, Inc.	276,709	1,929,540
#*	i-80 Gold Corp.	81,312	196,447
	iA Financial Corp., Inc.	83,023	4,911,210
#*	IAMGOLD Corp.	330,126	909,607
*	IAMGOLD Corp.	189,700	525,469
*	IBI Group, Inc.	12,400	120,433
	IGM Financial, Inc.	20,420	810,794
*	Imperial Metals Corp.	59,862	193,478
	Imperial Oil Ltd.	21,980	744,152
	Imperial Oil Ltd.	27,036	915,980
	Information Services Corp.	7,500	166,956
#	Innergex Renewable Energy, Inc.	50,889	847,062
*	InPlay Oil Corp.	8,100	12,435
	Intact Financial Corp.	8,600	1,152,898
#	Interfor Corp.	70,212	1,607,796
*	International Petroleum Corp.	55,675	310,936
	Intertape Polymer Group, Inc.	44,164	1,003,468
#*	Invesque, Inc.	6,700	13,601
*	Ivanhoe Mines Ltd., Class A	158,669	1,244,890
Ω	Jamieson Wellness, Inc.	18,011	554,621
	K-Bro Linen, Inc.	4,928	147,490
*	Kelt Exploration Ltd.	164,853	666,018
#	Keyera Corp.	32,483	832,547
*	Kinaxis, Inc.	4,642	720,455
	Kinross Gold Corp.	607,485	3,651,978
	Kinross Gold Corp.	393,860	2,367,099
	Kirkland Lake Gold Ltd.	60,005	2,529,475
*	Knight Therapeutics, Inc.	88,643	368,152
#	KP Tissue, Inc.	5,500	47,552
#	Labrador Iron Ore Royalty Corp.	53,151	1,538,785
	Lassonde Industries, Inc., Class A	1,103	156,850
#	Laurentian Bank of Canada	47,117	1,586,430
	Leon’s Furniture Ltd.	23,680	482,172
	LifeWorks, Inc.	19,256	497,737
*	Lightspeed Commerce, Inc.	3,100	302,839
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	55,228	3,037,629
#	Loblaw Cos. Ltd.	20,493	1,541,252
*	Lucara Diamond Corp.	293,275	142,182
*	Lundin Gold, Inc.	19,376	177,384
	Lundin Mining Corp.	421,716	3,669,911
*	MAG Silver Corp.	6,100	121,878
	Magellan Aerospace Corp.	16,036	137,348
	Magna International, Inc.	19,174	1,559,669
	Magna International, Inc.	36,300	2,951,190
*	Mainstreet Equity Corp.	1,005	89,724
*	Major Drilling Group International, Inc.	76,787	552,822
*	Mandalay Resources Corp.	2,837	5,273
	Manulife Financial Corp.	135,121	2,633,508
#	Maple Leaf Foods, Inc.	57,938	1,263,063

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Martinrea International, Inc.	99,233	$921,289
*	Mav Beauty Brands, Inc.	7,900	14,235
*	Maxim Power Corp.	2,200	5,760
*	MDF Commerce, Inc.	5,000	23,271
	Medical Facilities Corp.	32,241	240,713
*	MEG Energy Corp.	276,554	2,478,171
	Melcor Developments Ltd.	6,353	74,433
	Methanex Corp.	29,109	1,303,978
	Metro, Inc.	27,751	1,396,313
	Morguard Corp.	900	99,301
	MTY Food Group, Inc.	9,074	443,609
#	Mullen Group Ltd.	106,428	1,100,742
	National Bank of Canada	41,092	3,401,977
	Neo Performance Materials, Inc.	2,600	40,084
#*	New Gold, Inc.	1,126,007	1,583,106
#	NFI Group, Inc.	22,847	462,995
	North American Construction Group Ltd.	12,646	217,647
	North American Construction Group Ltd.	18,311	315,132
#	North West Co., Inc.	48,708	1,323,570
	Northland Power, Inc.	52,877	1,700,045
*	Novagold Resources, Inc.	14,000	102,340
	Nutrien Ltd.	64,260	4,492,435
*	NuVista Energy Ltd.	156,290	774,125
#*	Obsidian Energy Ltd.	15,000	58,177
*	OceanaGold Corp.	676,723	1,263,114
	Onex Corp.	57,448	4,281,213
	Open Text Corp.	12,400	624,609
	Open Text Corp.	18,699	941,495
*††	Orbite Technologies, Inc.	121,500	0
*	Organigram Holdings, Inc.	60,500	133,705
*	Organigram Holdings, Inc.	31,500	69,485
#	Osisko Gold Royalties Ltd.	47,214	596,276
	Osisko Gold Royalties Ltd.	57,057	720,630
*	Osisko Mining, Inc.	104,130	224,650
	Pan American Silver Corp.	4,422	113,163
	Pan American Silver Corp.	24,542	628,511
	Paramount Resources Ltd., Class A	51,587	862,420
#	Parex Resources, Inc.	161,830	3,142,190
	Park Lawn Corp.	18,454	550,518
#	Parkland Corp.	62,172	1,808,996
	Pason Systems, Inc.	49,920	371,092
*	Patriot One Technologies, Inc.	47,000	17,659
	Pembina Pipeline Corp.	1,774	58,715
	Pembina Pipeline Corp.	90,455	2,993,156
#	Peyto Exploration & Development Corp.	167,519	1,321,094
	PHX Energy Services Corp.	34,852	140,805
	Pizza Pizza Royalty Corp.	17,406	165,115
*	Points International Ltd.	4,200	72,618
#	Polaris Infrastructure, Inc.	19,845	295,366
	Pollard Banknote Ltd.	2,900	109,664
#	PrairieSky Royalty Ltd.	134,648	1,656,989
*	Precision Drilling Corp.	11,015	487,629
#*	Precision Drilling Corp.	2,206	97,622
#	Premium Brands Holdings Corp., Class A	15,687	1,695,327
#*	Pretium Resources, Inc.	73,759	891,009
*	Pretium Resources, Inc.	36,986	447,382
	Primo Water Corp.	34,578	550,409
	Primo Water Corp.	54,139	860,810
	Quarterhill, Inc.	172,231	353,480

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Quebecor, Inc., Class B	32,000	$815,514
#*	Questerre Energy Corp., Class A	62,560	8,088
#*	Real Matters, Inc.	31,043	227,003
*	Recipe Unlimited Corp.	2,510	39,264
#	Restaurant Brands International, Inc.	14,426	817,089
#*	RF Capital Group, Inc.	27,042	46,323
	Richelieu Hardware Ltd.	27,580	973,635
	Ritchie Bros Auctioneers, Inc.	1,000	68,350
	Ritchie Bros Auctioneers, Inc.	13,768	941,043
	Rogers Communications, Inc., Class B	19,595	912,735
#	Rogers Sugar, Inc.	76,615	349,150
	Royal Bank of Canada	73,948	7,697,141
	Royal Bank of Canada	32,014	3,329,776
	Russel Metals, Inc.	55,255	1,456,828
*	Sabina Gold & Silver Corp.	216,358	246,497
*	Sandstorm Gold Ltd.	42,834	271,000
*	Sandstorm Gold Ltd.	6,300	39,879
	Saputo, Inc.	20,122	480,613
#	Savaria Corp.	20,600	325,079
	Secure Energy Services, Inc.	149,487	692,113
	Shaw Communications, Inc., Class B	5,005	144,132
	Shaw Communications, Inc., Class B	85,618	2,469,223
*	ShawCor Ltd.	52,541	226,280
#	Sienna Senior Living, Inc.	63,111	723,614
*	Sierra Wireless, Inc.	8,700	145,797
*	Sierra Wireless, Inc.	23,305	390,126
#Ω	Sleep Country Canada Holdings, Inc.	42,771	1,200,256
#	SNC-Lavalin Group, Inc.	53,511	1,439,384
*††	Southern Pacific Resource Corp.	135,301	0
*	Spark Power Group, Inc.	11,500	19,328
*Ω	Spin Master Corp.	10,194	352,869
#	Sprott, Inc.	5,586	227,252
#	SSR Mining, Inc.	152,235	2,401,124
	SSR Mining, Inc.	20,715	326,883
	Stantec, Inc.	23,524	1,300,131
	Stantec, Inc.	6,416	354,805
	Stelco Holdings, Inc.	13,570	471,156
	Stella-Jones, Inc.	50,198	1,802,115
*	Storm Resources Ltd.	39,600	176,626
#	Sun Life Financial, Inc.	11,346	646,382
	Suncor Energy, Inc.	42,409	1,115,386
	Suncor Energy, Inc.	242,441	6,376,198
*	SunOpta, Inc.	31,575	245,022
*	SunOpta, Inc.	18,909	146,676
#	Superior Plus Corp.	121,922	1,356,550
*	Surge Energy, Inc.	8,456	36,826
*	Tamarack Valley Energy Ltd.	233,188	678,310
*	Taseko Mines Ltd.	258,029	544,163
	TC Energy Corp.	5,361	290,012
	TC Energy Corp.	32,313	1,748,133
	Teck Resources Ltd., Class B	10,991	306,746
	Teck Resources Ltd., Class B	171,277	4,778,628
	TELUS Corp.	21,200	486,319
	TFI International, Inc.	33,642	3,730,358
	Thomson Reuters Corp.	3,524	423,899
	Tidewater Midstream & Infrastructure Ltd.	165,800	199,614
#*	Tilray, Inc.	359,970	3,707,690
	Timbercreek Financial Corp.	73,896	580,970
	TMX Group Ltd.	12,652	1,369,781

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Torex Gold Resources, Inc.	97,651	$1,135,426
	Toromont Industries Ltd.	22,541	2,005,486
	Toronto-Dominion Bank	55,395	4,021,240
#	Toronto-Dominion Bank	41,003	2,973,128
*	Total Energy Services, Inc.	38,348	155,549
*	Touchstone Exploration, Inc.	34,400	52,534
	Tourmaline Oil Corp.	211,983	7,661,603
	TransAlta Corp.	136,091	1,526,941
	TransAlta Corp.	150,950	1,692,943
	TransAlta Renewables, Inc.	23,543	348,503
	Transcontinental, Inc., Class A	62,632	991,909
*	TransGlobe Energy Corp.	3,900	10,413
#*	Treasury Metals, Inc.	11,477	7,419
#*	Trevali Mining Corp.	332,371	61,769
*	Trican Well Service Ltd.	200,739	562,835
#	Tricon Residential, Inc.	35,872	522,022
*	Trisura Group Ltd.	16,800	567,828
*	Turquoise Hill Resources Ltd.	24,471	310,048
*	Turquoise Hill Resources Ltd.	38,087	482,554
*	Uni-Select, Inc.	26,500	381,355
*	Valens Co., Inc.	18,000	27,052
#*	Vermilion Energy, Inc.	19,058	206,657
*	Vermilion Energy, Inc.	102,867	1,115,078
	VersaBank	1,900	22,691
	Wajax Corp.	19,907	397,464
	Waste Connections, Inc.	5,059	688,075
	Waterloo Brewing Ltd.	3,400	15,989
*	Wesdome Gold Mines Ltd.	79,276	712,946
	West Fraser Timber Co. Ltd.	59,372	4,753,718
	West Fraser Timber Co. Ltd.	7,348	588,138
#	Western Forest Products, Inc.	355,168	614,140
#	Westshore Terminals Investment Corp.	48,843	1,056,502
#	Wheaton Precious Metals Corp.	1,800	72,738
#	Whitecap Resources, Inc.	475,434	2,854,295
#*	WildBrain Ltd.	44,111	139,005
#	Winpak Ltd.	10,656	333,474
	WSP Global, Inc.	11,085	1,502,781
#	Yamana Gold, Inc.	617,075	2,423,225
#*	Yangarra Resources Ltd.	29,500	46,481
	Yellow Pages Ltd.	19,713	226,024

TOTAL CANADA			379,196,397

CHINA — (0.0%)
*	FIH Mobile Ltd.	1,413,000	219,802
*††	Hanfeng Evergreen, Inc.	5,700	0
	TK Group Holdings Ltd.	76,000	28,774

TOTAL CHINA			248,576

DENMARK — (2.4%)
*	ALK-Abello AS	3,390	1,469,234
#	Alm Brand AS	76,874	593,071
	AP Moller—Maersk AS, Class A	289	793,495
	AP Moller—Maersk AS, Class B	401	1,162,077
#*	Bang & Olufsen AS	69,915	344,148
	BankNordik P/F	3,257	73,334
*	Bavarian Nordic AS	51,352	2,463,652
#*	Better Collective AS	5,875	125,188
*	Brodrene Hartmann AS	2,387	142,859

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Carlsberg AS, Class B	23,451	$3,872,130
	cBrain AS	1,135	61,506
	Chemometec AS	3,490	529,213
#	Chr Hansen Holding AS	28,172	2,242,430
	Columbus AS	64,216	94,308
	D/S Norden AS	35,416	855,869
	Danske Bank AS	201,054	3,402,160
*	Demant AS	29,575	1,433,735
*	Dfds AS	36,797	1,907,098
*	Drilling Co. of 1972 AS	9,601	344,151
	DSV AS	17,442	4,053,734
#	FLSmidth & Co. AS	35,600	1,353,521
	Fluegger Group AS	310	34,134
*	Genmab AS	3,151	1,415,591
	GN Store Nord AS	58,432	3,550,749
	H Lundbeck AS	53,173	1,480,836
*	H+H International AS, Class B	23,980	948,452
*	Harboes Bryggeri AS, Class B	1,400	21,669
	INVISIO AB	5,605	101,446
*	ISS AS	99,612	1,987,723
	Jeudan AS	775	32,985
*	Jyske Bank AS	61,980	3,023,819
	Matas AS	30,680	600,302
#*	MT Hoejgaard Holding AS	904	28,161
Ω	Netcompany Group AS	13,785	1,569,733
*	Nilfisk Holding AS	25,175	878,077
*	NKT AS	41,329	1,991,359
#Ω	NNIT AS	10,265	192,926
	North Media AS	5,467	102,713
	Novo Nordisk AS, Class B	58,933	6,462,290
	Novozymes AS, Class B	23,076	1,697,443
*	NTG Nordic Transport Group AS, Class A	3,895	318,458
#	Pandora AS	42,629	5,965,313
*	Parken Sport & Entertainment AS	3,780	50,504
	Per Aarsleff Holding AS	18,684	806,438
	Ringkjoebing Landbobank AS	29,794	3,785,022
	Rockwool International AS, Class A	1,835	736,215
#	Rockwool International AS, Class B	5,734	2,622,247
	Royal Unibrew AS	37,342	4,638,822
#	RTX AS	10,840	257,999
Ω	Scandinavian Tobacco Group AS, Class A	63,134	1,419,616
	Schouw & Co. AS	13,251	1,288,855
	SimCorp AS	29,281	3,545,761
	Solar AS, Class B	5,383	625,484
	SP Group AS	2,139	132,504
	Spar Nord Bank AS	91,682	1,181,588
	Sydbank AS	42,354	1,455,500
	TCM Group AS	3,262	79,607
*	Tivoli AS	881	118,188
	Topdanmark AS	39,334	2,087,492
	Tryg AS	73,614	1,747,089
	UIE PLC	1,328	356,488
	Vestas Wind Systems AS	79,395	3,432,215
*	Zealand Pharma AS	28,583	917,191

TOTAL DENMARK			91,005,917

FINLAND — (1.7%)
	Aktia Bank Oyj	47,921	686,062
	Alandsbanken Abp, Class B	1,791	65,799

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Alma Media Oyj	15,120	$195,490
	Anora Group Oyj	3,175	39,340
	Apetit Oyj	2,895	41,153
	Aspo Oyj	15,585	219,386
	Atria Oyj, Class A	12,295	158,547
#	Bittium Oyj	11,330	68,243
	Cargotec Oyj, Class B	12,826	664,187
	Caverion Oyj	47,656	376,537
	Citycon Oyj	13,223	108,695
	Digia Oyj	5,011	39,988
	Elisa Oyj	38,367	2,315,457
Ω	Enento Group Oyj	347	14,655
#*	Finnair Oyj	615,571	470,257
	Fiskars Oyj Abp	37,019	909,999
	Fortum Oyj	78,944	2,347,800
	F-Secure Oyj	41,859	236,198
	Glaston Oyj ABP	650	958
	Gofore Oyj	471	11,752
	Harvia Oyj	3,467	212,864
	HKScan Oyj, Class A	43,929	100,094
	Huhtamaki Oyj	53,093	2,315,016
	Ilkka-Yhtyma Oyj	7,050	37,908
#	Kamux Corp	7,881	122,289
	Kemira Oyj	107,243	1,647,025
	Kesko Oyj, Class A	29,456	899,695
	Kesko Oyj, Class B	114,658	3,731,485
	Kojamo Oyj	21,751	487,322
	Kone Oyj, Class B	18,181	1,239,927
	Konecranes Oyj, Class A	35,431	1,473,739
	Lassila & Tikanoja Oyj	29,795	468,218
	Marimekko Oyj	1,562	149,285
	Metsa Board Oyj	85,547	791,745
	Metso Outotec Oyj	214,019	2,150,123
	Musti Group Oyj	8,871	348,960
	Neles Oyj	28,331	424,542
	Neste Oyj	9,638	536,565
*	Nokia Oyj	645,689	3,705,935
*	Nokia Oyj	143,713	828,147
	Nokian Renkaat Oyj	68,694	2,579,608
	Nordea Bank Abp	212,648	2,604,261
	Nordea Bank Abp	99,963	1,223,053
	Olvi Oyj, Class A	9,640	584,644
	Oriola Oyj, Class B	109,357	250,671
	Orion Oyj, Class A	10,267	442,940
	Orion Oyj, Class B	41,677	1,804,764
#*	Outokumpu Oyj	301,200	1,876,144
	Pihlajalinna Oyj	9,285	126,294
	Ponsse Oyj	6,228	320,484
*	QT Group Oyj	3,512	568,217
	Raisio Oyj, Class V	86,062	348,461
*	Rapala VMC Oyj	1,308	13,356
	Revenio Group Oyj	10,609	700,037
#Ω	Rovio Entertainment Oyj	12,925	105,749
	Sampo Oyj, Class A	34,496	1,833,853
	Sanoma Oyj	52,546	817,967
#*	SRV Group Oyj	52,480	33,899
	Stora Enso Oyj, Class R	230,367	3,833,196
	Taaleri Oyj	5,282	66,701
Ω	Terveystalo Oyj	36,123	470,160

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	TietoEVRY Oyj	35,463	$1,087,554
	Tokmanni Group Corp.	41,662	947,929
	UPM-Kymmene Oyj	85,820	3,028,667
	Uponor Oyj	56,120	1,370,806
	Vaisala Oyj, Class A	9,648	512,370
	Valmet Oyj	88,204	3,580,730
	Wartsila OYJ Abp	103,936	1,441,408
#	YIT Oyj	155,620	917,179

TOTAL FINLAND			64,132,489

FRANCE — (7.2%)
	ABC arbitrage	26,141	215,327
*	Accor SA	83,725	2,996,217
#*	Aeroports de Paris	6,655	887,939
	Air Liquide SA	17,761	2,965,335
	AKWEL	10,146	259,120
	Albioma SA	25,760	1,013,374
Ω	ALD SA	19,476	290,300
#	Alstom SA	25,920	923,732
	Altamir	17,275	490,017
	Alten SA	13,967	2,250,647
Ω	Amundi SA	10,890	970,268
	Arkema SA	56,478	7,725,851
	Assystem SA	5,099	182,490
	Atos SE	67,753	3,534,855
	Aubay	7,481	463,978
	AXA SA, Sponsored ADR	12,088	351,761
	AXA SA	180,809	5,260,273
	Axway Software SA	5,568	175,308
	Bastide le Confort Medical	2,869	145,612
*	Beneteau SA	47,612	726,853
#	Bigben Interactive	18,417	349,448
	BioMerieux	7,265	925,332
#	BNP Paribas SA	106,510	7,129,482
	Boiron SA	5,728	277,233
	Bollore SA	187,618	1,090,471
	Bonduelle SCA	21,198	543,155
††	Bourbon Corp.	9,346	0
	Bouygues SA	140,634	5,697,829
	Bureau Veritas SA	41,334	1,313,802
	Burelle SA	25	19,158
	Capgemini SE	14,643	3,414,203
	Carrefour SA	467,430	8,462,285
*	Casino Guichard Perrachon SA	17,021	424,433
*	Catana Group	17,977	130,641
#*	Catering International Services	1,201	19,289
*	Cegedim SA	4,810	144,162
#*	CGG SA	717,125	518,622
	Chargeurs SA	22,076	655,918
	Cie de Saint-Gobain	85,238	5,882,490
*	Cie des Alpes	21,904	387,889
	Cie Generale des Etablissements Michelin SCA	51,511	8,098,427
	Cie Plastic Omnium SA	23,125	641,993
	CNP Assurances	76,779	1,923,710
*	Coface SA	99,699	1,425,476
	Credit Agricole SA	180,238	2,719,244
	Danone SA	32,207	2,099,437
	Dassault Aviation SA	10,230	1,069,074
#*	DBV Technologies SA	895	5,863

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Delta Plus Group	906	$98,976
*	Derichebourg SA	117,943	1,342,225
	Edenred	21,567	1,167,016
	Eiffage SA	52,464	5,399,866
*	Ekinops SAS	2,213	19,489
	Electricite de France SA	94,700	1,395,684
	Electricite de Strasbourg SA	88	11,862
*Ω	Elior Group SA	111,917	885,464
*	Elis SA	167,011	3,171,137
	Engie SA	450,025	6,401,672
*	Eramet SA	8,814	736,587
	EssilorLuxottica SA	8,121	1,680,213
*	Esso SA Francaise	1,610	25,351
*	Etablissements Maurel et Prom SA	57,878	166,644
	Eurazeo SE	10,285	964,052
	Eurofins Scientific SE	26,810	3,163,980
Ω	Euronext NV	32,196	3,622,192
	Eutelsat Communications SA	178,429	2,536,036
*	Exel Industries, Class A	1,036	84,396
	Faurecia SE	110,744	5,783,936
	Fleury Michon SA	748	19,782
	Fnac Darty SA	19,275	1,251,381
	Fnac Darty SA	2,700	173,910
	Gaztransport Et Technigaz SA	12,868	1,063,676
	Getlink SE	15,568	239,609
#*	GL Events	10,980	232,074
	Groupe Crit	2,385	187,213
	Groupe Gorge SA	1,262	22,968
	Guerbet	7,371	325,398
*	Haulotte Group SA	11,281	65,496
	HEXAOM	3,004	152,093
*	ID Logistics Group	1,594	586,141
	Imerys SA	31,115	1,348,690
	Infotel SA	1,193	68,843
#*	Innate Pharma SA	13,430	75,541
	Interparfums SA	482	38,996
	Ipsen SA	15,734	1,628,372
	IPSOS	41,736	1,956,062
	Jacquet Metals SACA	13,565	330,852
*	JCDecaux SA	76,916	2,006,762
	Kaufman & Broad SA	18,485	741,612
	Kering SA	2,237	1,678,946
	Korian SA	62,260	2,074,071
Ω	La Francaise des Jeux SAEM	2,143	111,276
*	Lagardere SA	49,489	1,308,345
	Laurent-Perrier	1,337	149,043
	Lectra	23,840	998,795
	Legrand SA	24,969	2,723,869
	Linedata Services	4,129	182,020
	LISI	19,356	538,276
	LNA Sante SA	5,697	327,517
	L’Oreal SA	4,779	2,186,176
	LVMH Moet Hennessy Louis Vuitton SE	896	702,573
Ω	Maisons du Monde SA	41,695	945,919
	Manitou BF SA	11,190	380,339
	Manutan International	1,396	115,682
	Mersen SA	17,903	671,617
#*	METabolic EXplorer SA	8,089	51,844
	Metropole Television SA	28,928	637,666

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Nexans SA	34,084	$3,419,769
	Nexity SA	52,689	2,408,793
#*	Nicox	10,169	38,267
	NRJ Group	13,173	87,772
	Oeneo SA	17,064	265,880
#*	Onxeo SA	5,700	3,317
#	Orange SA	1,316,569	14,357,118
	Orpea SA	23,178	2,421,034
	Pernod Ricard SA	6,040	1,389,563
	Pharmagest Interactive	1,205	132,247
	Plastiques Du Val De Loire	7,755	53,252
	Publicis Groupe SA	84,374	5,664,315
	Quadient SA	36,008	860,838
*	Rallye SA	5,003	32,190
#*††	Recylex SA	4,720	1,891
	Remy Cointreau SA	1,596	322,407
*	Renault SA	99,350	3,579,986
	Rexel SA	244,826	4,866,209
	Robertet SA	330	362,343
	Rothschild & Co.	28,927	1,275,910
	Rubis SCA	20,778	665,920
	Safran SA	9,633	1,296,503
	Samse SA	244	58,629
	Sanofi	47,014	4,722,279
	Sartorius Stedim Biotech	3,212	1,770,361
	Savencia SA	4,626	342,371
	Schneider Electric SE	12,467	2,149,536
	Schneider Electric SE	1,883	324,260
	SCOR SE	131,423	4,424,372
	SEB SA	9,648	1,511,738
	Seche Environnement SA	4,299	340,223
	SES SA, Class A	236,665	2,125,537
*Ω	SMCP SA	9,918	81,441
	Societe BIC SA	24,659	1,433,392
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	60,875
	Societe Generale SA	147,209	4,917,358
	Societe LDC SA	540	60,902
	Societe pour l’Informatique Industrielle	3,957	180,209
*	Sodexo SA	15,101	1,469,165
*	SOITEC	5,272	1,403,609
#*	Solocal Group	32,742	49,519
	Somfy SA	3,975	780,362
	Sopra Steria Group SACA	16,108	3,167,216
	SPIE SA	90,996	2,212,754
	Stef SA	3,236	405,034
	STMicroelectronics NV	52,730	2,503,557
	Suez SA	33,333	758,869
	Sword Group	8,133	397,322
	Synergie SE	6,994	322,846
*	Technicolor SA	15,291	49,013
*	Technip Energies NV	49,256	758,069
	Teleperformance	12,007	5,015,464
	Television Francaise 1	58,887	630,436
	Thales SA	13,980	1,290,053
	Thermador Groupe	4,498	511,333
	Tikehau Capital SCA	7,353	218,953
	Total Gabon	433	67,737
	TotalEnergies SE	308,861	15,466,199
	Trigano SA	7,260	1,362,798

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Ubisoft Entertainment SA	18,028	$944,014
	Union Financiere de France BQE SA	2,287	48,101
	Valeo	125,147	3,677,076
*	Vallourec SA	28,631	228,877
Ω	Verallia SA	14,379	532,348
	Vetoquinol SA	2,629	449,592
	Vicat SA	21,056	898,643
	VIEL & Cie SA	15,605	106,654
	Vilmorin & Cie SA	8,732	555,199
	Vinci SA	36,490	3,901,153
	Virbac SA	2,232	1,131,295
#	Vivendi SE	11,832	152,432
*	Vranken-Pommery Monopole SA	1,795	36,512
	Wavestone	5,730	315,552
*Ω	Worldline SA	14,994	874,392
*Ω	X-Fab Silicon Foundries SE	33,790	337,465
*	Xilam Animation SA	361	16,879

TOTAL FRANCE			275,210,045

GERMANY — (6.1%)
	1&1 AG	41,453	1,206,489
#	7C Solarparken AG	35,842	173,288
	Aareal Bank AG	59,491	1,901,653
	Adesso SE	588	131,116
#*	ADVA Optical Networking SE	74,512	987,861
	AIXTRON SE	20,060	476,420
	All for One Group SE	1,449	114,313
	Allgeier SE	3,364	110,259
	Allianz SE	36,861	8,559,505
	Allianz SE, Sponsored ADR	8,379	194,560
	Amadeus Fire AG	1,636	377,979
	Aroundtown SA	39,342	273,410
	Atoss Software AG	1,774	401,438
*Ω	Aumann AG	4,058	76,070
	Aurubis AG	38,286	3,299,099
	BASF SE	29,492	2,122,647
	Basler AG	2,286	421,367
*	Bauer AG	15,384	200,127
	Bayer AG	49,876	2,810,894
	Bayerische Motoren Werke AG	59,479	6,009,520
	BayWa AG	15,030	635,812
	Bechtle AG	19,797	1,485,047
Ω	Befesa SA	20,979	1,560,830
	Beiersdorf AG	3,182	338,353
	Bertrandt AG	6,115	398,883
	bet-at-home.com AG	459	9,378
*	Bijou Brigitte AG	2,250	64,231
	Bilfinger SE	28,825	1,013,052
*	Borussia Dortmund GmbH & Co. KGaA	73,370	404,878
	Brenntag SE	39,371	3,745,688
	CANCOM SE	21,658	1,497,324
	Carl Zeiss Meditec AG	697	140,369
*	CECONOMY AG	163,256	796,516
	CENIT AG	3,984	66,877
	Cewe Stiftung & Co. KGAA	5,534	773,310
*	Commerzbank AG	883,755	6,453,954
	CompuGroup Medical SE & Co. KgaA	13,210	1,104,237
*	Continental AG	21,853	2,569,288
#*	Corestate Capital Holding SA	16,806	198,298

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	Covestro AG	84,247	$5,395,061
	CropEnergies AG	27,276	391,529
*	CTS Eventim AG & Co. KGaA	18,418	1,339,551
	Daimler AG	163,910	16,270,103
*Ω	Delivery Hero SE	386	48,144
*	Deutsche Bank AG	18,884	242,571
*	Deutsche Bank AG	389,894	4,998,441
	Deutsche Beteiligungs AG	14,598	674,546
	Deutsche Boerse AG	16,117	2,675,536
	Deutsche EuroShop AG	15,280	311,011
#*	Deutsche Lufthansa AG	30,940	204,529
Ω	Deutsche Pfandbriefbank AG	135,603	1,682,542
	Deutsche Post AG	39,403	2,439,321
	Deutsche Telekom AG, Sponsored ADR	14,960	278,854
	Deutsche Telekom AG	205,088	3,814,052
*	Deutz AG	131,782	1,104,536
	DIC Asset AG	18,473	324,268
	DMG Mori AG	5,721	277,898
	Dr Hoenle AG	2,767	133,711
	Draegerwerk AG & Co. KGaA	3,383	252,223
	Duerr AG	20,094	910,719
	E.ON SE	229,401	2,908,759
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	1,771,690
*	EDAG Engineering Group AG	6,901	92,924
#*	ElringKlinger AG	28,219	398,665
#	Encavis AG	31,634	662,920
	Energiekontor AG	1,104	99,598
	Evonik Industries AG	44,510	1,442,160
*	Evotec SE	3,740	181,296
	Fabasoft AG	1,612	62,474
	Fielmann AG	9,076	598,505
	First Sensor AG	3,082	156,684
#*	flatexDEGIRO AG	16,612	377,352
*	Francotyp-Postalia Holding AG, Class A	10,397	35,255
*	Fraport AG Frankfurt Airport Services Worldwide	24,092	1,724,300
	Freenet AG	114,320	2,944,339
	Fresenius Medical Care AG & Co. KGaA, ADR	2,454	81,546
	Fresenius Medical Care AG & Co. KGaA	29,667	1,970,751
	Fresenius SE & Co. KGaA	89,439	4,065,337
	FUCHS PETROLUB SE	15,161	558,554
	GEA Group AG	51,185	2,520,921
#	Gerresheimer AG	26,740	2,453,466
*	Gesco AG	7,358	200,708
	GFT Technologies SE	23,807	1,122,644
*	Global Fashion Group SA	11,779	106,064
	Grand City Properties SA	15,706	402,288
	GRENKE AG	1,603	62,504
*	H&R GmbH & Co. KGaA	9,526	98,269
	Hamburger Hafen und Logistik AG	26,515	594,808
	Hannover Rueck SE	2,772	506,122
# Ω	Hapag-Lloyd AG	3,210	690,651
	Hawesko Holding AG	1,424	96,660
	HeidelbergCement AG	43,492	3,275,161
*	Heidelberger Druckmaschinen AG	259,333	666,819
#	Hella GmbH & Co. KGaA	22,704	1,574,749
*	HelloFresh SE	8,686	703,904
	Henkel AG & Co. KGaA	3,403	284,192
*	Highlight Communications AG	13,766	63,108
	Hochtief AG	2,053	158,389

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	HolidayCheck Group AG	37,162	$116,438
	Hornbach Baumarkt AG	8,960	402,714
	Hornbach Holding AG & Co. KGaA	9,349	1,182,250
	Hugo Boss AG	32,666	2,045,454
*	Hypoport SE	1,582	973,931
	Indus Holding AG	17,012	669,357
	Infineon Technologies AG, ADR	25,149	1,181,500
Ω	Instone Real Estate Group AG	32,532	857,613
	IVU Traffic Technologies AG	1,494	34,890
	Jenoptik AG	35,706	1,366,754
Ω	JOST Werke AG	12,353	715,969
*	K+S AG	192,423	3,315,885
	KION Group AG	61,526	6,720,408
*	Kloeckner & Co. SE	74,158	996,354
	Knorr-Bremse AG	3,310	349,344
*	Koenig & Bauer AG	13,885	489,940
	Krones AG	6,268	645,947
	KSB SE & Co. KGaA	83	42,613
	KWS Saat SE & Co. KGaA	4,146	353,919
	Lanxess AG	65,709	4,427,628
	LEG Immobilien SE	5,734	852,893
	Leifheit AG	6,821	273,718
*	Leoni AG	22,566	350,317
	LPKF Laser & Electronics AG	8,873	196,775
*	Manz AG	2,130	111,331
*	Medigene AG	778	3,229
	Merck KGaA	3,424	809,176
	METRO AG	102,963	1,301,569
	MLP SE	37,627	362,753
	MTU Aero Engines AG	3,069	683,581
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,491	3,698,414
*	Nagarro SE	3,364	676,791
	Nemetschek SE	18,157	2,084,725
	New Work SE	1,591	388,393
	Nexus AG	5,598	488,999
#*	Nordex SE	57,636	1,059,195
	Norma Group SE	22,766	978,051
	OHB SE	5,091	223,033
	Patrizia AG	25,462	703,644
	Pfeiffer Vacuum Technology AG	5,378	1,342,434
	PNE AG	61,612	594,953
*	Progress-Werk Oberkirch AG	1,001	30,971
	ProSiebenSat.1 Media SE	127,987	2,143,876
	PSI Software AG	5,104	246,363
	Puma SE	9,908	1,229,086
	Puma SE	1,990	246,859
*	PVA TePla AG	2,686	122,464
*	q.beyond AG	91,973	212,283
*	QIAGEN NV	9,756	537,584
*	R Stahl AG	1,041	26,994
	Rational AG	640	635,230
	Rheinmetall AG	33,475	3,247,975
	RTL Group SA	16,480	951,856
	RWE AG	95,429	3,673,220
#	S&T AG	34,555	830,363
*	SAF-Holland SE	42,833	595,002
*	Salzgitter AG	37,824	1,387,761
	SAP SE	11,195	1,621,160
Ω	Scout24 AG	15,791	1,099,780

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Secunet Security Networks AG	753	$395,266
*	SGL Carbon SE	33,817	323,388
	Siemens AG	21,667	3,522,662
*	Siemens Energy AG	62,359	1,789,739
Ω	Siemens Healthineers AG	3,067	203,974
	Siltronic AG	12,061	1,881,639
*	Sixt SE	6,302	1,086,542
#	SMA Solar Technology AG	6,053	320,039
	Software AG	22,034	906,224
	Stabilus SA	21,393	1,606,475
	STRATEC SE	712	113,713
	Stroeer SE & Co. KGaA	14,561	1,234,904
	Suedzucker AG	72,094	1,143,708
*	SUESS MicroTec SE	12,660	332,927
	Surteco Group SE	8,145	346,544
	Symrise AG, Class A	7,136	987,066
	Syzygy AG	896	6,533
	TAG Immobilien AG	26,804	814,334
	Takkt AG	30,541	499,066
*	Talanx AG	32,043	1,540,955
	Technotrans SE	6,522	192,867
	Telefonica Deutschland Holding AG	1,008,993	2,628,848
*	thyssenkrupp AG	298,657	3,108,923
	Traffic Systems SE	3,270	170,696
	Uniper SE	21,773	962,511
	United Internet AG	60,013	2,214,502
	USU Software AG	878	24,862
#*	va-Q-tec AG	1,984	62,852
#	Varta AG	4,724	728,003
	VERBIO Vereinigte BioEnergie AG	23,325	1,854,593
*	Vitesco Technologies Group AG, Class A	4,371	250,600
	Volkswagen AG	5,249	1,706,439
	Vossloh AG	9,763	523,141
	Wacker Chemie AG	9,102	1,644,794
	Wacker Neuson SE	30,563	1,003,243
	Washtec AG	6,761	439,963
*	Westwing Group AG	2,817	88,359
	Wuestenrot & Wuerttembergische AG	23,143	482,067
*Ω	Zalando SE	8,806	831,996
	Zeal Network SE	6,237	274,083
*	zooplus AG	861	476,211

TOTAL GERMANY			234,224,982

HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	1,631,933	42,321
	Aeon Credit Service Asia Co. Ltd.	38,000	24,498
	AIA Group Ltd.	420,000	4,706,944
#*	Aidigong Maternal & Child Health Ltd.	510,000	59,005
	Allied Group Ltd.	236,000	86,773
	APAC Resources Ltd.	173,687	28,986
*	Apollo Future Mobility Group Ltd.	1,236,000	85,534
*	Applied Development Holdings Ltd.	1,210,000	15,762
	Asia Financial Holdings Ltd.	136,000	60,726
	Asia Standard International Group Ltd.	482,000	56,762
*	Asiasec Properties Ltd.	49,000	10,257
	ASM Pacific Technology Ltd.	111,200	1,203,229
	Associated International Hotels Ltd.	10,000	16,648
	Bank of East Asia Ltd.	650,871	1,068,905
*	Blue River Holdings Ltd.	900,000	28,456

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	BOC Aviation Ltd.	161,500	$1,413,250
	BOC Hong Kong Holdings Ltd.	267,000	846,081
	BOCOM International Holdings Co. Ltd.	519,000	116,320
	BOE Varitronix Ltd.	521,000	584,491
††	Brightoil Petroleum Holdings Ltd.	1,027,000	37,131
Ω	Budweiser Brewing Co. APAC Ltd.	31,300	85,850
	Cafe de Coral Holdings Ltd.	254,000	463,495
*	Cathay Pacific Airways Ltd.	1,340,000	1,236,226
*	Century City International Holdings Ltd.	1,416,000	79,336
#	CGN Mining Co. Ltd.	1,035,000	135,456
	Chen Hsong Holdings	48,000	14,466
	Cheuk Nang Holdings Ltd.	24,781	8,236
	Chevalier International Holdings Ltd.	30,055	37,592
*	China Baoli Technologies Holdings Ltd.	32,500	1,585
#*	China Best Group Holding Ltd.	291,000	15,183
*	China Display Optoelectronics Technology Holdings Ltd.	352,000	27,086
*	China Energy Development Holdings Ltd.	4,676,000	102,180
*††	China Solar Energy Holdings Ltd.	64,000	278
#*	China Star Entertainment Ltd.	1,612,000	219,607
*	China Strategic Holdings Ltd.	17,355,000	109,329
	China Tonghai International Financial Ltd.	240,000	6,177
#	Chinese Estates Holdings Ltd.	461,500	222,466
	Chinney Investments Ltd.	112,000	23,701
*	Chong Kin Group Holdings Ltd.	42,000	3,188
	Chow Sang Sang Holdings International Ltd.	365,000	518,547
	Chow Tai Fook Jewellery Group Ltd.	254,000	518,058
	Chuang’s China Investments Ltd.	1,080,000	53,202
	Chuang’s Consortium International Ltd.	790,925	88,442
	CITIC Telecom International Holdings Ltd.	1,924,000	681,630
	CK Asset Holdings Ltd.	322,152	1,989,950
	CK Hutchison Holdings Ltd.	343,960	2,306,052
	CK Infrastructure Holdings Ltd.	107,500	648,117
	CK Life Sciences Int’l Holdings, Inc.	672,000	62,881
#	CMBC Capital Holdings Ltd.	890,000	10,841
	C-Mer Eye Care Holdings Ltd.	12,000	11,689
	CNQC International Holdings Ltd.	212,500	18,793
	CNT Group Ltd.	518,000	26,314
Ω	Crystal International Group Ltd.	225,000	71,691
	CSI Properties Ltd.	3,691,515	104,886
	Dah Sing Banking Group Ltd.	477,795	457,128
	Dah Sing Financial Holdings Ltd.	197,466	612,097
	Dickson Concepts International Ltd.	83,500	43,113
	Dynamic Holdings Ltd.	2,000	3,030
	Eagle Nice International Holdings Ltd.	242,000	143,108
	EC Healthcare	91,000	130,891
	EcoGreen International Group Ltd.	234,000	50,914
*	Emperor Capital Group Ltd.	3,231,000	47,686
	Emperor Entertainment Hotel Ltd.	495,000	58,978
	Emperor International Holdings Ltd.	1,323,750	184,228
	Emperor Watch & Jewellery Ltd.	2,480,000	57,250
*	ENM Holdings Ltd.	680,000	53,226
*	Esprit Holdings Ltd.	1,915,548	164,185
*	Eternity Investment Ltd.	1,730,000	48,862
	EuroEyes International Eye Clinic Ltd.	11,000	14,012
#	Fairwood Holdings Ltd.	52,000	110,361
	Far East Consortium International Ltd.	1,866,198	615,410
	First Pacific Co. Ltd.	2,145,200	856,918
*	First Shanghai Investments Ltd.	1,216,000	39,727
*Ω	FIT Hon Teng Ltd.	315,000	63,162

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*Ω	Fosun Tourism Group	55,800	$69,503
	Fountain SET Holdings Ltd.	1,240,000	222,327
*	Freeman Fintech Corp. Ltd.	1,014,000	2,203
#	FSE Lifestyle Services Ltd.	45,000	38,472
*	Galaxy Entertainment Group Ltd.	54,000	290,559
	GDH Guangnan Holdings Ltd.	154,000	13,445
*	Genting Hong Kong Ltd.	436,000	38,472
	Get Nice Financial Group Ltd.	152,150	14,921
	Giordano International Ltd.	1,046,000	204,089
	Glorious Sun Enterprises Ltd.	447,000	47,097
	Gold Financial Holdings Ltd.	204,000	0
*	Gold Peak Industries Holdings Ltd.	81,000	6,699
	Golden Resources Development International Ltd.	90,000	6,471
*††	Good Resources Holdings Ltd.	2,080,000	4,251
*	Goodbaby International Holdings Ltd.	1,155,000	167,693
*	GR Properties Ltd.	508,000	65,201
	Great Eagle Holdings Ltd.	213,329	586,952
*	G-Resources Group Ltd.	498,930	188,961
	Guoco Group Ltd.	18,000	210,340
	Guotai Junan International Holdings Ltd.	1,313,000	190,478
	Haitong International Securities Group Ltd.	2,179,605	501,014
	Hang Lung Group Ltd.	742,000	1,737,430
	Hang Lung Properties Ltd.	867,000	2,012,180
	Hang Seng Bank Ltd.	48,800	927,343
	Hanison Construction Holdings Ltd.	381,459	65,488
#	Harbour Centre Development Ltd.	53,000	47,512
	Henderson Land Development Co. Ltd.	251,575	1,053,390
	HK Electric Investments & HK Electric Investments Ltd.	132,788	132,321
	HKBN Ltd.	601,500	720,671
	HKR International Ltd.	717,188	286,166
	HKT Trust & HKT Ltd.	1,398,000	1,897,132
	Hon Kwok Land Investment Co. Ltd.	110,000	43,843
	Hong Kong & China Gas Co. Ltd.	252,735	392,632
*	Hong Kong ChaoShang Group Ltd.	240,000	27,523
	Hong Kong Exchanges & Clearing Ltd.	1,200	72,290
	Hong Kong Ferry Holdings Co. Ltd.	33,000	23,382
	Hong Kong Technology Venture Co. Ltd.	317,000	477,105
*	Hongkong & Shanghai Hotels Ltd.	373,220	339,465
	Hongkong Chinese Ltd.	296,000	22,889
††	Hsin Chong Group Holdings Ltd.	1,532,000	12,917
	Huasheng International Holding Ltd.	496,000	80,713
	Hung Hing Printing Group Ltd.	280,000	45,775
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,254,000	200,228
	Hysan Development Co. Ltd.	117,000	406,173
#*	I-CABLE Communications Ltd.	2,153,027	18,817
	IGG, Inc.	703,000	653,630
*	Imagi International Holdings Ltd.	216,799	20,006
	International Housewares Retail Co. Ltd.	248,000	86,090
*	IPE Group Ltd.	365,000	44,453
*	IRC Ltd.	7,348,000	234,562
*	ITC Properties Group Ltd.	429,283	57,298
	Jacobson Pharma Corp. Ltd.	284,000	21,284
	Johnson Electric Holdings Ltd.	376,488	833,341
Ω	JS Global Lifestyle Co. Ltd.	145,000	268,521
	K Wah International Holdings Ltd.	1,105,000	442,016
*	Kader Holdings Co. Ltd.	214,000	11,980
*	Kaisa Health Group Holdings Ltd.	370,000	6,057
	Karrie International Holdings Ltd.	396,000	80,384
	Kerry Logistics Network Ltd.	527,250	1,278,473

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kerry Properties Ltd.	358,000	$1,011,958
	Kingmaker Footwear Holdings Ltd.	204,000	22,818
*	Kingston Financial Group Ltd.	634,000	49,902
	Kowloon Development Co. Ltd.	414,000	490,129
*	KuangChi Science Ltd.	1,092,000	32,241
*	Kwoon Chung Bus Holdings Ltd.	42,000	11,743
*	Lai Sun Development Co. Ltd.	256,069	134,411
*	Lai Sun Garment International Ltd.	30,223	15,363
*	Landing International Development Ltd.	2,029,800	62,522
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	990,750	109,663
*	Lifestyle International Holdings Ltd.	285,500	149,408
	Lippo China Resources Ltd.	2,772,000	45,220
	Lippo Ltd.	9,000	3,164
	Liu Chong Hing Investment Ltd.	178,000	183,015
	L’Occitane International SA	246,250	880,763
	Luk Fook Holdings International Ltd.	333,000	907,553
	Lung Kee Bermuda Holdings	106,000	49,566
*	Magnificent Hotel Investment Ltd.	818,000	12,146
	Man Wah Holdings Ltd.	618,000	956,442
*	Mason Group Holdings Ltd.	18,263,999	56,429
#	MECOM Power & Construction Ltd.	80,999	37,465
*	Meilleure Health International Industry Group Ltd.	366,000	21,062
*	Melco International Development Ltd.	425,000	551,993
*	Melco Resorts & Entertainment Ltd., ADR	10,831	117,300
	Ming Fai International Holdings Ltd.	146,000	9,313
	Miramar Hotel & Investment	155,000	260,194
	Modern Dental Group Ltd.	251,000	212,899
*	Mongolian Mining Corp.	393,000	106,185
	MTR Corp. Ltd.	98,216	535,779
	NagaCorp Ltd.	492,000	451,575
	Nameson Holdings Ltd.	314,000	21,675
*††	National United Resources Holdings Ltd.	350,000	1,197
*	Neo-Neon Holdings Ltd.	613,000	37,744
	New World Development Co. Ltd.	630,644	2,735,374
*	NewOcean Energy Holdings Ltd.	788,000	26,902
#	Nissin Foods Co. Ltd.	269,000	200,220
	NWS Holdings Ltd.	1,218,830	1,210,342
	Orient Overseas International Ltd.	21,000	386,103
	Oriental Watch Holdings	314,368	167,143
*	Oshidori International Holdings Ltd.	3,201,000	229,352
††	Pacific Andes International Holdings Ltd.	1,218,336	4,291
	Pacific Basin Shipping Ltd.	3,561,000	1,643,425
*	Pacific Century Premium Developments Ltd.	190,081	15,608
	Pacific Textiles Holdings Ltd.	833,000	416,009
*	Paliburg Holdings Ltd.	246,000	64,050
*	Paradise Entertainment Ltd.	340,000	38,467
	PC Partner Group Ltd.	208,000	263,364
	PCCW Ltd.	1,874,415	965,004
	Pentamaster International Ltd.	66,000	9,490
	Perfect Medical Health Management Ltd.	140,000	106,168
	Pico Far East Holdings Ltd.	640,000	105,957
	Playmates Holdings Ltd.	898,000	93,725
	Plover Bay Technologies Ltd.	88,000	31,955
	Prada SpA	81,300	512,438
*	PT International Development Co. Ltd.	1,088,000	47,569
	Public Financial Holdings Ltd.	292,000	91,897
*Ω	Razer, Inc.	724,000	173,905
*	Regal Hotels International Holdings Ltd.	240,000	98,123
Ω	Regina Miracle International Holdings Ltd.	155,000	73,649

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	Sa Sa International Holdings Ltd.	426,000	$93,080
	Safety Godown Co. Ltd.	84,000	37,839
*Ω	Samsonite International SA	273,900	589,162
*	Sands China Ltd.	37,200	84,785
	SAS Dragon Holdings Ltd.	294,000	173,016
	SEA Holdings Ltd.	162,968	116,961
*	Shangri-La Asia Ltd.	1,027,666	835,944
	Shenwan Hongyuan HK Ltd.	282,500	35,568
*	Shun Ho Property Investments Ltd.	13,497	2,170
*	Shun Tak Holdings Ltd.	1,541,249	421,333
*	Sincere Watch Hong Kong Ltd.	430,000	2,785
	Singamas Container Holdings Ltd.	972,000	114,461
#	Sino Land Co. Ltd.	1,426,763	1,875,316
	SITC International Holdings Co. Ltd.	677,000	2,288,152
#*	SJM Holdings Ltd.	1,538,000	1,143,841
	SmarTone Telecommunications Holdings Ltd.	357,666	208,605
	Solomon Systech International Ltd.	996,000	96,844
	Soundwill Holdings Ltd.	69,000	68,810
*	South China Holdings Co. Ltd.	1,200,000	13,606
	Stella International Holdings Ltd.	436,000	520,909
#*	Summit Ascent Holdings Ltd.	104,000	6,623
	Sun Hung Kai & Co. Ltd.	447,341	232,398
	Sun Hung Kai Properties Ltd.	92,282	1,223,505
	SUNeVision Holdings Ltd.	290,000	266,261
	Swire Pacific Ltd., Class A	220,000	1,383,049
	Swire Pacific Ltd., Class B	407,500	428,076
#	TAI Cheung Holdings Ltd.	214,000	134,206
	Tao Heung Holdings Ltd.	324,000	36,579
	Techtronic Industries Co. Ltd.	30,500	626,630
*	Television Broadcasts Ltd.	277,200	215,554
	Texhong Textile Group Ltd.	83,000	123,848
	Texwinca Holdings Ltd.	658,000	134,747
*	Theme International Holdings Ltd.	250,000	30,547
*	Town Health International Medical Group Ltd.	1,057,899	74,919
	Tradelink Electronic Commerce Ltd.	220,000	31,637
	Transport International Holdings Ltd.	207,822	351,636
*	Trendzon Holdings Group Ltd.	216,000	26,929
	United Laboratories International Holdings Ltd.	919,000	583,766
††	Untrade Convoy	5,166,000	20,782
††	Untrade CW Group Holdings	443,000	2,465
††	Untrade.Burwill	2,638,000	4,509
*††	Up Energy Development Group Ltd.	590,000	1,835
	Value Partners Group Ltd.	879,000	449,973
	Vedan International Holdings Ltd.	420,000	42,616
	Vitasoy International Holdings Ltd.	352,000	848,484
*	Vobile Group Ltd.	136,000	119,660
#Ω	VPower Group International Holdings Ltd.	780,699	152,580
	VSTECS Holdings Ltd.	707,200	667,381
	VTech Holdings Ltd.	83,200	640,678
	Wai Kee Holdings Ltd.	158,000	75,930
	Wang On Group Ltd.	9,480,000	88,880
Ω	WH Group Ltd.	5,357,568	3,755,730
	Wharf Real Estate Investment Co. Ltd.	4,000	22,593
	Wing On Co. International Ltd.	30,000	68,963
	Wing Tai Properties Ltd.	154,000	83,204
*	Xingye Alloy Materials Group Ltd.	121,000	17,347
	Xinyi Glass Holdings Ltd.	345,000	972,191
	YTO Express Holdings Ltd.	128,000	54,999
*	Yue Yuen Industrial Holdings Ltd.	679,500	1,442,382

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Zensun Enterprises Ltd.	446,999	$254,032
*	Zhaobangji Properties Holdings Ltd.	96,000	5,984

TOTAL HONG KONG			83,786,185

IRELAND — (0.8%)
*	AIB Group PLC	482,180	1,305,009
*	Bank of Ireland Group PLC	674,818	4,020,015
	Cairn Homes PLC	595,791	773,474
#	CRH PLC, Sponsored ADR	242,922	11,645,681
*	Dalata Hotel Group PLC	87,474	374,176
*	FBD Holdings PLC	15,411	146,833
*	Flutter Entertainment PLC	350	66,257
*	Flutter Entertainment PLC	8,861	1,672,134
	Glanbia PLC	90,784	1,482,602
*Ω	Glenveagh Properties PLC	341,992	431,226
*	Irish Continental Group PLC	119,190	585,996
	Kerry Group PLC, Class A	2,740	367,650
	Kingspan Group PLC	40,662	4,681,211
*	Permanent TSB Group Holdings PLC	40,877	75,549
	Smurfit Kappa Group PLC	54,041	2,832,645

TOTAL IRELAND			30,460,458

ISRAEL — (1.1%)
	Adgar Investment & Development Ltd.	10,959	25,185
	Afcon Holdings Ltd.	794	48,064
*	AFI Properties Ltd.	2,858	148,460
	Africa Israel Residences Ltd.	1,577	86,024
*	Airport City Ltd.	5,279	100,778
*	Allot Ltd.	9,849	145,696
	Alony Hetz Properties & Investments Ltd.	9,320	152,592
*	Alrov Properties & Lodgings Ltd.	4,275	235,172
	Amot Investments Ltd.	8,270	63,213
	Arad Ltd.	1,380	20,603
	Ashtrom Group Ltd.	14,317	334,770
	Atreyu Capital Markets Ltd.	960	17,438
	AudioCodes Ltd.	23,944	848,575
	Aura Investments Ltd.	39,721	58,831
*	Avgol Industries 1953 Ltd.	33,733	32,465
*	Azorim-Investment Development & Construction Co. Ltd.	54,446	243,355
	Azrieli Group Ltd.	1,145	107,084
	Bank Hapoalim BM	179,380	1,766,707
	Bank Leumi Le-Israel BM	236,745	2,261,948
#*	Bet Shemesh Engines Holdings 1997 Ltd.	2,583	65,040
*	Bezeq The Israeli Telecommunication Corp. Ltd.	247,536	310,500
	Big Shopping Centers Ltd.	1,066	159,881
*	BioLine RX Ltd.	118,855	22,262
	Blue Square Real Estate Ltd.	1,129	87,356
*	Brack Capital Properties NV	528	61,657
*	Camtek Ltd.	1,177	47,276
	Carasso Motors Ltd.	26,998	158,598
*	Cellcom Israel Ltd.	10,729	40,599
*	Cellcom Israel Ltd.	44,794	167,395
#*	Ceragon Networks Ltd.	21,364	74,988
*	Clal Insurance Enterprises Holdings Ltd.	35,906	887,165
#*	Compugen Ltd.	7,817	49,552
	Danel Adir Yeoshua Ltd.	1,893	400,418
	Delek Automotive Systems Ltd.	3,149	41,230
*	Delek Group Ltd.	8,142	678,092

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Delta Galil Industries Ltd.	6,912	$354,943
	Dor Alon Energy in Israel 1988 Ltd.	3,179	91,146
	Duniec Brothers Ltd.	1,698	94,424
	Elbit Systems Ltd.	1,734	273,333
#	Elbit Systems Ltd.	1,367	217,093
	Electra Consumer Products 1970 Ltd.	8,899	418,158
	Electra Ltd.	1,092	719,567
	Electra Real Estate Ltd.	12,365	192,761
	Energix-Renewable Energies Ltd.	25,835	121,592
*	Enlight Renewable Energy Ltd.	118,206	291,416
#*	Equital Ltd.	20,089	617,427
*	Fattal Holdings 1998 Ltd.	222	23,858
	First International Bank of Israel Ltd.	23,524	943,369
	FMS Enterprises Migun Ltd.	2,031	65,714
	Formula Systems 1985 Ltd.	7,015	755,608
	Fox Wizel Ltd.	6,677	920,919
	Gav-Yam Lands Corp. Ltd.	29,500	351,105
	Gilat Satellite Networks Ltd.	16,185	133,951
	Hadera Paper Ltd.	2,531	202,342
	Hamat Group Ltd.	1,926	12,854
	Harel Insurance Investments & Financial Services Ltd.	106,771	1,193,725
	Hilan Ltd.	8,673	480,765
	ICL Group Ltd.	25,129	215,355
	IDI Insurance Co. Ltd.	4,738	190,498
	IES Holdings Ltd.	973	84,965
	Ilex Medical Ltd.	2,355	85,570
	Inrom Construction Industries Ltd.	76,099	391,062
	Isracard Ltd.	95,782	385,001
#	Israel Canada T.R Ltd.	43,856	211,662
*	Israel Discount Bank Ltd., Class A	457,267	2,762,911
#	Israel Land Development—Urban Renewal Ltd.	11,917	168,812
	Isras Investment Co. Ltd.	703	157,057
*	Issta Lines Ltd.	2,436	61,788
#*	Kamada Ltd.	11,196	64,037
*	Kamada Ltd.	8,652	49,403
	Kenon Holdings Ltd.	10,015	402,038
	Kerur Holdings Ltd.	3,188	95,996
	Klil Industries Ltd.	502	46,383
	Levinstein Properties Ltd.	399	10,814
	M Yochananof & Sons Ltd.	1,723	118,936
	Magic Software Enterprises Ltd.	17,329	368,381
	Malam—Team Ltd.	5,570	187,409
	Matrix IT Ltd.	32,311	877,286
#	Maytronics Ltd.	17,873	422,486
#	Mediterranean Towers Ltd.	60,937	190,514
	Mega Or Holdings Ltd.	5,500	217,870
*	Mehadrin Ltd.	500	29,235
	Meitav Dash Investments Ltd.	26,669	144,239
*	Melisron Ltd.	1,206	102,065
	Menora Mivtachim Holdings Ltd.	25,601	592,264
	Migdal Insurance & Financial Holdings Ltd.	369,592	628,968
	Mivne Real Estate KD Ltd.	55,653	202,905
	Mivtach Shamir Holdings Ltd.	4,281	154,037
	Mizrahi Tefahot Bank Ltd.	26,414	961,077
*	Naphtha Israel Petroleum Corp. Ltd.	30,324	187,942
	Nawi Brothers Ltd.	20,182	179,577
*	Neto Malinda Trading Ltd.	5,777	179,937
	Neto ME Holdings Ltd.	1,844	91,254
#*	Nice Ltd., Sponsored ADR	302	85,472

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Nova Ltd.	11,626	$1,241,466
	Novolog Ltd.	73,968	68,338
*	Oil Refineries Ltd.	1,720,950	465,659
	One Software Technologies Ltd.	4,839	82,797
*	OPC Energy Ltd.	5,809	60,806
	Palram Industries 1990 Ltd.	6,932	118,486
*	Partner Communications Co. Ltd.	73,210	370,186
*	Partner Communications Co. Ltd., ADR	10,082	50,410
*	Paz Oil Co. Ltd.	5,898	751,723
*	Perion Network Ltd.	9,458	264,294
	Phoenix Holdings Ltd.	98,179	1,240,975
	Plasson Industries Ltd.	3,138	234,886
	Prashkovsky Investments & Construction Ltd.	1,379	43,470
	Priortech Ltd.	5,219	163,245
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	342,110
	Raval Ics Ltd.	7,533	18,186
	Scope Metals Group Ltd.	6,302	284,308
#	Shapir Engineering & Industry Ltd.	38,765	317,317
*	Shikun & Binui Ltd.	77,045	458,246
	Shufersal Ltd.	76,048	629,833
	Strauss Group Ltd.	10,039	295,076
*	Summit Real Estate Holdings Ltd.	39,908	724,999
	Suny Cellular Communication Ltd.	64,446	29,783
	Tadiran Group Ltd.	1,603	209,014
	Tel Aviv Stock Exchange Ltd.	5,138	28,158
*	Tera Light Ltd.	25,601	64,643
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	88,256	771,357
	Tiv Taam Holdings 1 Ltd.	40,135	123,972
*	Tower Semiconductor Ltd.	24,849	791,938
*	Tower Semiconductor Ltd.	6,141	201,068
	Victory Supermarket Chain Ltd.	3,214	69,069
	YH Dimri Construction & Development Ltd.	3,211	230,515

TOTAL ISRAEL			40,476,578

ITALY — (2.6%)
	A2A SpA	1,045,905	2,200,948
	ACEA SpA	30,658	665,029
	Amplifon SpA	36,987	1,882,204
Ω	Anima Holding SpA	231,304	1,229,020
*	Aquafil SpA	7,568	68,282
*	Arnoldo Mondadori Editore SpA	135,944	314,340
	Ascopiave SpA	55,461	225,916
#	Assicurazioni Generali SpA	176,706	3,847,807
*	Atlantia SpA	53,918	1,042,150
*	Autogrill SpA	5,519	43,327
	Avio SpA	11,111	147,830
	Azimut Holding SpA	61,214	1,762,859
*	Banca Generali SpA	30,586	1,438,909
	Banca IFIS SpA	25,424	470,131
	Banca Mediolanum SpA	87,134	878,059
#*	Banca Monte dei Paschi di Siena SpA	246,303	294,320
	Banca Popolare di Sondrio SCPA	493,541	2,144,691
#	Banca Profilo SpA	193,938	46,837
#*Ω	Banca Sistema SpA	57,614	150,871
#	Banco BPM SpA	1,560,523	4,852,900
	Banco di Desio e della Brianza SpA	26,638	98,579
	Be Shaping The Future SpA	54,666	146,790
Ω	BFF Bank SpA	91,912	822,983
*	Biesse SpA	1,204	37,268

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	BPER Banca	1,039,057	$2,278,202
	Brembo SpA	54,314	713,395
*	Brunello Cucinelli SpA	17,481	1,060,575
	Buzzi Unicem SpA	59,407	1,385,587
	Cairo Communication SpA	52,233	109,330
	Cementir Holding NV	38,268	401,790
*	CIR SpA-Compagnie Industriali	130,884	72,112
	CNH Industrial NV	149,479	2,574,859
	Credito Emiliano SpA	87,133	661,078
*	d’Amico International Shipping SA	298,210	35,558
	Danieli & C Officine Meccaniche SpA	40,409	873,016
#	Danieli & C Officine Meccaniche SpA	13,360	449,740
	Davide Campari-Milano NV	10,449	148,419
	De’ Longhi SpA	24,785	969,587
	DeA Capital SpA	108,649	167,848
	DiaSorin SpA	4,701	1,062,727
Ω	doValue SpA	8,431	80,846
*	Elica SpA	25,575	106,277
	Emak SpA	41,737	97,221
	Enel SpA	240,535	2,013,705
	Eni SpA	237,920	3,409,974
	ERG SpA	33,795	1,220,808
	Esprinet SpA	40,275	523,156
*	Eurotech SpA	11,968	69,460
*	Exprivia SpA	16,491	36,301
	Ferrari NV	8,434	2,001,349
	Fila SpA	6,946	83,806
#*	Fincantieri SpA	496,459	390,393
*	FinecoBank Banca Fineco SpA	41,105	785,015
*	FNM SpA	128,567	99,733
	Gefran SpA	3,892	50,864
#*	Geox SpA	47,794	60,683
	Gruppo MutuiOnline SpA	14,143	690,645
	Hera SpA	443,017	1,812,489
*	Illimity Bank SpA	28,479	449,514
*	IMMSI SpA	249,326	149,648
#Ω	Infrastrutture Wireless Italiane SpA	63,121	697,367
*	Intek Group SpA	237,868	93,470
	Interpump Group SpA	19,863	1,463,149
	Intesa Sanpaolo SpA	2,048,178	5,821,281
	Iren SpA	100,252	311,552
	Italgas SpA	126,896	806,232
	Italmobiliare SpA	10,783	378,436
#*	Juventus Football Club SpA	294,307	237,974
	La Doria SpA	10,357	198,671
*	Leonardo SpA	181,334	1,330,551
	Maire Tecnimont SpA	148,190	638,560
	Mediaset NV	270,865	760,897
*	Mediobanca Banca di Credito Finanziario SpA	267,113	3,187,385
	Moncler SpA	21,751	1,565,297
	Openjobmetis SpA agenzia per il lavoro	2,042	27,165
	Orsero SpA	4,227	46,167
*Ω	OVS SpA	259,224	744,626
	Pharmanutra SpA	971	76,359
	Piaggio & C SpA	267,524	896,831
Ω	Pirelli & C SpA	251,397	1,546,178
Ω	Poste Italiane SpA	42,900	612,690
*	Prima Industrie SpA	3,071	67,849
	Prysmian SpA	10,993	415,635

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
Ω	RAI Way SpA	55,432	$335,530
	Recordati Industria Chimica e Farmaceutica SpA	22,386	1,402,638
	Reno de Medici SpA	99,669	167,400
	Reply SpA	8,935	1,734,313
#*	Risanamento SpA	155,351	25,003
	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	55,321
	Sabaf SpA	3,112	100,155
	SAES Getters SpA	1,337	39,721
	SAES Getters SpA	1,929	39,743
#*	Safilo Group SpA	40,421	73,065
*	Saipem SpA	580,719	1,272,340
	Salcef SpA	2,828	65,361
#*	Saras SpA	545,503	404,981
*	Servizi Italia SpA	9,572	23,056
	Sesa SpA	4,033	791,228
	Snam SpA	156,671	887,351
*	Sogefi SpA	54,517	86,430
	SOL SpA	22,545	518,070
	Tamburi Investment Partners SpA	68,503	773,302
Ω	Technogym SpA	42,645	448,228
	Telecom Italia SpA	5,975,301	2,131,687
	Telecom Italia SpA	3,907,957	1,485,702
	Telecom Italia SpA, Sponsored ADR	15,814	56,140
	Tenaris SA, ADR	49,274	1,097,825
	Terna—Rete Elettrica Nazionale	110,241	821,383
	Tinexta SpA	9,290	411,807
*	Tod’s SpA	7,493	413,300
	TXT e-solutions SpA	4,132	42,264
	UniCredit SpA	476,352	6,297,103
Ω	Unieuro SpA	9,160	215,222
	Unipol Gruppo SpA	341,821	1,963,211
	UnipolSai Assicurazioni SpA	240,343	695,960
	Webuild SpA	112,949	279,620
	Zignago Vetro SpA	14,273	287,600

TOTAL ITALY			99,274,142

JAPAN — (22.8%)
	77 Bank Ltd.	56,300	574,347
	A&D Co. Ltd.	22,300	198,004
	ABC-Mart, Inc.	1,400	67,290
	Abist Co. Ltd.	700	17,641
*	Access Co. Ltd.	15,700	122,996
	Achilles Corp.	12,300	141,733
	Acom Co. Ltd.	38,300	127,735
	AD Works Group Co. Ltd.	33,460	47,905
	Adastria Co. Ltd.	27,560	511,244
	ADEKA Corp.	88,600	1,970,938
	Ad-sol Nissin Corp.	5,100	93,480
	Adtec Plasma Technology Co. Ltd.	1,700	34,609
	Advan Group Co. Ltd.	13,700	117,076
	Advance Create Co. Ltd.	5,700	53,158
*	Advanced Media, Inc.	4,300	29,187
	Advanex, Inc.	1,400	13,410
	Advantest Corp.	9,600	787,084
#	Adways, Inc.	5,200	37,204
	Aeon Co. Ltd.	53,619	1,233,485
	Aeon Delight Co. Ltd.	9,700	297,906
#	Aeon Fantasy Co. Ltd.	5,700	94,482
	AEON Financial Service Co. Ltd.	89,300	1,134,568

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aeon Hokkaido Corp.	12,300	$142,051
	Aeon Mall Co. Ltd.	13,600	199,236
#	Aeria, Inc.	17,400	66,447
	AFC-HD AMS Life Science Co. Ltd.	8,000	71,302
	AGC, Inc.	67,900	3,381,118
	Agro-Kanesho Co. Ltd.	3,900	46,441
#	Ahresty Corp.	18,500	69,114
	Ai Holdings Corp.	11,400	215,166
	Aica Kogyo Co. Ltd.	5,100	156,319
	Aichi Bank Ltd.	8,300	250,880
	Aichi Corp.	36,000	255,189
	Aichi Steel Corp.	10,800	251,605
	Aichi Tokei Denki Co. Ltd.	2,200	93,200
	Aida Engineering Ltd.	43,000	390,351
	Aiful Corp.	186,500	621,332
	Ain Holdings, Inc.	11,700	690,586
	Aiphone Co. Ltd.	8,300	171,566
	Air Water, Inc.	120,200	1,839,070
	Airport Facilities Co. Ltd.	20,400	104,320
	Airtech Japan Ltd.	7,800	85,603
	Aisan Industry Co. Ltd.	39,300	289,584
	Aisin Corp.	66,006	2,415,342
	AIT Corp.	1,200	11,732
#	Aizawa Securities Co. Ltd.	26,400	249,060
	Ajinomoto Co., Inc.	29,700	889,238
	Ajis Co. Ltd.	2,000	52,010
	Akatsuki Corp.	17,800	58,421
#	Akatsuki, Inc.	6,500	177,332
*	Akebono Brake Industry Co. Ltd.	84,900	171,611
	Akita Bank Ltd.	16,600	211,225
	Albis Co. Ltd.	5,800	120,128
	Alconix Corp.	21,900	330,139
	Alfresa Holdings Corp.	99,200	1,398,420
	Alinco, Inc.	12,100	105,680
	Alleanza Holdings Co. Ltd.	5,500	56,519
*	Allied Telesis Holdings KK	80,300	65,706
	Alpen Co. Ltd.	15,500	378,083
	Alpha Corp.	5,800	62,764
	Alpha Systems, Inc.	1,280	48,870
	Alps Alpine Co. Ltd.	177,948	1,738,740
	Alps Logistics Co. Ltd.	9,000	82,175
	Altech Corp.	9,020	162,487
	Amada Co. Ltd.	184,800	1,825,726
	Amano Corp.	11,600	287,050
	Amiyaki Tei Co. Ltd.	3,600	97,101
	Amuse, Inc.	7,200	140,109
	Amvis Holdings, Inc.	600	43,479
	Anabuki Kosan, Inc.	5,300	96,209
	Anest Iwata Corp.	21,700	172,860
	Anicom Holdings, Inc.	36,500	284,572
	Anritsu Corp.	54,900	910,376
	AOI Electronics Co. Ltd.	3,700	79,934
	AOKI Holdings, Inc.	49,178	300,254
	Aoki Super Co. Ltd.	1,800	45,829
	Aomori Bank Ltd.	17,800	306,982
*	Aoyama Trading Co. Ltd.	38,600	265,422
	Aoyama Zaisan Networks Co. Ltd.	21,200	218,924
	Aozora Bank Ltd.	71,000	1,624,123
	Apaman Co. Ltd.	5,900	27,450

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Arakawa Chemical Industries Ltd.	14,800	$161,399
	Arata Corp.	13,100	463,720
	Araya Industrial Co. Ltd.	3,200	48,963
	Arcland Service Holdings Co. Ltd.	11,500	228,246
	Arcs Co. Ltd.	43,089	828,053
	Ardepro Co. Ltd.	57,700	27,380
	Arealink Co. Ltd.	11,000	149,700
	Argo Graphics, Inc.	9,000	250,618
	Arisawa Manufacturing Co. Ltd.	32,700	278,606
	ARTERIA Networks Corp.	3,500	49,385
	Artiza Networks, Inc.	2,800	30,426
	Artnature, Inc.	16,800	109,123
	ArtSpark Holdings, Inc.	6,800	70,349
*	Aruhi Corp.	28,800	333,897
	As One Corp.	600	82,250
	Asahi Broadcasting Group Holdings Corp.	8,100	51,070
	Asahi Co. Ltd.	18,200	211,376
	Asahi Diamond Industrial Co. Ltd.	63,100	387,997
	Asahi Group Holdings Ltd.	22,200	1,007,441
	Asahi Holdings, Inc.	46,000	821,014
	Asahi Intecc Co. Ltd.	20,600	543,003
	Asahi Kasei Corp.	402,000	4,223,150
	Asahi Kogyosha Co. Ltd.	3,900	116,955
	Asahi Net, Inc.	4,500	28,432
	Asahi Yukizai Corp.	12,400	149,845
	Asante, Inc.	2,500	38,569
	Asanuma Corp.	8,000	319,934
	Asax Co. Ltd.	1,800	11,249
	Ascentech KK	1,400	16,161
*	Ashimori Industry Co. Ltd.	4,300	37,216
	Asia Pile Holdings Corp.	31,700	128,993
	Asics Corp.	2,200	54,827
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	208,547
	ASKUL Corp.	20,600	279,804
	Astellas Pharma, Inc.	48,700	821,022
	Astena Holdings Co. Ltd.	28,400	140,967
	Asteria Corp.	3,100	19,381
	Asti Corp.	4,000	63,650
*	Atrae, Inc.	4,900	104,407
*	Atsugi Co. Ltd.	19,900	111,394
*	Aucfan Co. Ltd.	4,200	27,182
	Aucnet, Inc.	8,400	173,981
	Autobacs Seven Co. Ltd.	53,800	695,820
	Aval Data Corp.	2,300	56,505
	Avant Corp.	11,700	163,618
	Avantia Co. Ltd.	8,800	66,475
	Avex, Inc.	20,500	279,903
	Awa Bank Ltd.	35,700	664,997
	Axell Corp.	9,300	59,193
	Axial Retailing, Inc.	14,000	445,281
	Azbil Corp.	4,400	187,584
	Bandai Namco Holdings, Inc.	10,600	810,037
	Bando Chemical Industries Ltd.	30,100	232,588
	Bank of Iwate Ltd.	14,700	211,194
	Bank of Kochi Ltd.	5,900	39,477
	Bank of Kyoto Ltd.	32,200	1,448,137
	Bank of Nagoya Ltd.	11,500	244,629
	Bank of Saga Ltd.	14,600	184,067
	Bank of the Ryukyus Ltd.	46,500	309,963

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Bank of Toyama Ltd.	2,200	$36,743
	Baroque Japan Ltd.	7,800	59,270
	Base Co. Ltd.	1,100	46,516
	BayCurrent Consulting, Inc.	2,800	1,162,056
	Beenos, Inc.	9,400	273,374
	Belc Co. Ltd.	6,900	340,629
	Bell System24 Holdings, Inc.	23,900	307,056
	Belluna Co. Ltd.	58,400	410,094
	Benefit One, Inc.	16,200	817,558
	Benesse Holdings, Inc.	16,800	384,353
	BeNext-Yumeshin Group Co.	44,016	573,835
*	Bengo4.com, Inc.	2,500	150,340
#	Bic Camera, Inc.	39,400	339,807
	B-Lot Co. Ltd.	1,400	6,893
	BML, Inc.	13,300	467,493
	Bookoff Group Holdings Ltd.	2,900	25,056
	Bourbon Corp.	4,500	91,887
	BP Castrol KK	5,300	66,632
#	Br Holdings Corp.	27,800	105,108
*	BrainPad, Inc.	3,200	153,768
	Bridgestone Corp.	40,500	1,791,691
#	Broadband Tower, Inc.	34,100	61,801
	Broadleaf Co. Ltd.	67,700	324,974
#*	Broadmedia Corp.	11,899	105,618
	Broccoli Co. Ltd.	2,300	26,501
	Brother Industries Ltd.	54,300	1,049,833
	Bunka Shutter Co. Ltd.	59,800	582,910
	Business Brain Showa-Ota, Inc.	800	13,741
	Business Engineering Corp.	400	12,359
	C Uyemura & Co. Ltd.	5,200	214,871
	CAC Holdings Corp.	10,900	154,215
	Calbee, Inc.	32,900	847,684
#	Can Do Co. Ltd.	6,100	136,783
	Canon Electronics, Inc.	17,900	246,387
	Canon Marketing Japan, Inc.	23,000	455,638
#	Canon, Inc., Sponsored ADR	24,859	556,096
#	Canon, Inc.	11,700	266,051
	Capcom Co. Ltd.	20,400	549,074
	Carenet, Inc.	4,400	48,356
	Carlit Holdings Co. Ltd.	8,300	55,440
	Carta Holdings, Inc.	4,600	98,870
	Casa, Inc.	7,200	57,533
	Casio Computer Co. Ltd.	34,200	483,968
	Cawachi Ltd.	16,400	319,892
	Central Automotive Products Ltd.	8,800	229,367
	Central Glass Co. Ltd.	38,100	709,484
	Central Security Patrols Co. Ltd.	10,600	254,860
	Central Sports Co. Ltd.	5,400	115,008
	Ceres, Inc.	4,500	113,226
	Charm Care Corp. KK	13,500	202,995
	Chiba Bank Ltd.	180,800	1,120,637
	Chiba Kogyo Bank Ltd.	46,300	109,792
	Chilled & Frozen Logistics Holdings Co. Ltd.	13,400	198,586
	Chino Corp.	5,900	72,853
	Chiyoda Co. Ltd.	21,100	141,561
*	Chiyoda Corp.	26,200	95,774
	Chiyoda Integre Co. Ltd.	8,800	168,304
	Chofu Seisakusho Co. Ltd.	16,400	296,327
	Chori Co. Ltd.	10,800	172,209

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co. Ltd.	20,800	$198,793
	Chudenko Corp.	31,800	622,662
	Chuetsu Pulp & Paper Co. Ltd.	20,089	207,404
#	Chugai Ro Co. Ltd.	5,500	84,183
	Chugoku Bank Ltd.	110,700	803,036
	Chugoku Electric Power Co., Inc.	21,600	179,169
	Chugoku Marine Paints Ltd.	39,000	301,888
	Chukyo Bank Ltd.	9,100	105,381
	Chuo Spring Co. Ltd.	10,900	94,519
	Chuo Warehouse Co. Ltd.	1,100	9,332
	CI Takiron Corp.	46,300	246,922
	Citizen Watch Co. Ltd.	262,300	1,143,906
	CKD Corp.	15,200	301,342
	CK-San-Etsu Co. Ltd.	3,400	102,168
	Cleanup Corp.	21,000	102,452
	CMIC Holdings Co. Ltd.	10,300	134,135
*	CMK Corp.	53,000	199,567
	Coca-Cola Bottlers Japan Holdings, Inc.	68,204	938,594
*	COLOPL, Inc.	25,000	180,617
	Colowide Co. Ltd.	3,100	44,815
	Computer Engineering & Consulting Ltd.	23,000	273,831
	Computer Institute of Japan Ltd.	8,700	64,488
	COMSYS Holdings Corp.	26,259	650,200
	Comture Corp.	9,700	263,045
	Concordia Financial Group Ltd.	377,738	1,501,384
	CONEXIO Corp.	12,800	164,048
*	COOKPAD, Inc.	69,000	144,277
	Core Corp.	900	12,684
	Corona Corp., Class A	16,800	134,980
	Cosel Co. Ltd.	23,300	189,714
	Cosmo Energy Holdings Co. Ltd.	57,800	1,181,584
	Cosmos Initia Co. Ltd.	11,300	40,823
	Cosmos Pharmaceutical Corp.	2,000	305,634
	Cota Co. Ltd.	7,377	102,359
	CRE, Inc.	6,400	100,400
	Create Medic Co. Ltd.	6,400	55,546
#	Create Restaurants Holdings, Inc.	38,000	261,255
	Create SD Holdings Co. Ltd.	13,500	415,018
	Credit Saison Co. Ltd.	141,900	1,739,654
	Creek & River Co. Ltd.	5,400	93,258
	Cresco Ltd.	9,900	181,177
*	CROOZ, Inc.	6,600	70,788
	CTI Engineering Co. Ltd.	13,000	311,868
	CTS Co. Ltd.	11,600	81,043
#	Cube System, Inc.	3,800	33,429
	Curves Holdings Co. Ltd.	16,500	128,553
	CyberAgent, Inc.	29,600	495,964
	Cyberlinks Co. Ltd.	4,400	48,531
	Cybernet Systems Co. Ltd.	12,900	72,023
*	Cyberstep, Inc.	4,600	20,668
	Cybozu, Inc.	9,800	232,513
	Dai Nippon Printing Co. Ltd.	54,000	1,337,854
	Dai Nippon Toryo Co. Ltd.	21,400	162,842
	Daibiru Corp.	7,700	107,151
	Daicel Corp.	137,300	1,028,002
	Dai-Dan Co. Ltd.	10,400	218,970
	Daido Kogyo Co. Ltd.	8,100	72,721
	Daido Metal Co. Ltd.	54,800	294,074
	Daido Steel Co. Ltd.	24,000	919,507

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Daidoh Ltd.	21,700	$32,550
	Daifuku Co. Ltd.	5,000	460,297
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	80,249
	Daihen Corp.	11,900	496,723
	Daiho Corp.	16,900	569,290
	Dai-Ichi Cutter Kogyo KK	5,900	73,662
	Daiichi Jitsugyo Co. Ltd.	8,900	413,979
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	17,200	214,489
	Dai-ichi Life Holdings, Inc.	64,600	1,359,090
	Daiichi Sankyo Co. Ltd.	10,900	275,033
	Daiichikosho Co. Ltd.	11,800	428,451
	Daiken Corp.	14,800	323,420
	Daiken Medical Co. Ltd.	6,000	30,439
	Daiki Aluminium Industry Co. Ltd.	34,000	494,874
	Daikin Industries Ltd.	9,100	1,993,034
	Daikoku Denki Co. Ltd.	6,700	71,266
#	Daikokutenbussan Co. Ltd.	5,400	307,617
	Daikyonishikawa Corp.	38,800	233,162
	Dainichi Co. Ltd.	13,600	94,110
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,300	261,202
	Daio Paper Corp.	49,000	862,231
	Daiseki Co. Ltd.	11,400	532,115
	Daiseki Eco. Solution Co. Ltd.	4,600	70,955
	Daishi Hokuetsu Financial Group, Inc.	38,500	862,224
	Daishinku Corp.	32,000	284,196
	Daisue Construction Co. Ltd.	7,600	58,679
	Daito Bank Ltd.	5,000	29,705
	Daito Chemix Corp.	1,300	14,141
	Daito Pharmaceutical Co. Ltd.	11,760	331,635
	Daito Trust Construction Co. Ltd.	5,300	657,116
	Daitron Co. Ltd.	8,400	167,144
	Daiwa House Industry Co. Ltd.	72,200	2,381,890
	Daiwa Industries Ltd.	22,900	255,224
	Daiwa Securities Group, Inc.	337,547	1,896,390
	Daiwabo Holdings Co. Ltd.	95,000	1,672,472
	DATA HORIZON Co. Ltd.	1,800	36,116
#	Dawn Corp.	1,000	21,680
	DCM Holdings Co. Ltd.	124,400	1,212,914
#	Dear Life Co. Ltd.	13,100	65,825
	Delica Foods Holdings Co. Ltd.	4,800	26,361
	DeNA Co. Ltd.	30,300	559,707
	Denka Co. Ltd.	67,200	2,200,070
	Densan System Holdings Co. Ltd.	6,000	135,485
	Denso Corp.	9,600	695,953
	Dentsu Group, Inc.	17,200	628,551
	Denyo Co. Ltd.	18,200	315,575
	Dexerials Corp.	55,600	1,124,745
#	Diamond Electric Holdings Co. Ltd.	2,300	42,847
	DIC Corp.	71,000	1,879,850
	Digital Arts, Inc.	6,600	538,900
	Digital Garage, Inc.	6,800	317,655
	Digital Hearts Holdings Co. Ltd.	7,100	112,973
	Digital Holdings, Inc.	11,200	171,756
	Digital Information Technologies Corp.	3,400	51,392
	Dip Corp.	14,800	531,013
	Disco Corp.	2,700	727,914
	DKK Co. Ltd.	9,700	214,679
#	DKK-Toa Corp.	1,800	13,311
	DKS Co. Ltd.	8,600	260,466

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DMG Mori Co. Ltd.	70,500	$1,214,067
	Doshisha Co. Ltd.	22,000	344,709
	Double Standard, Inc.	2,600	83,622
	Doutor Nichires Holdings Co. Ltd.	24,800	355,739
	Dowa Holdings Co. Ltd.	47,000	1,962,904
#*	Dream Incubator, Inc.	8,500	59,554
	DTS Corp.	28,600	634,596
	Duskin Co. Ltd.	31,000	746,785
	Dvx, Inc.	4,600	46,630
	DyDo Group Holdings, Inc.	9,200	438,348
	Dynic Corp.	4,600	30,631
	Eagle Industry Co. Ltd.	24,100	257,427
	Earth Corp.	7,900	484,787
	Ebara Corp.	20,400	1,113,164
	Ebara Foods Industry, Inc.	5,100	113,398
#	Ebara Jitsugyo Co. Ltd.	10,600	267,646
	Ebase Co. Ltd.	9,300	61,954
	Eco’s Co. Ltd.	8,100	134,026
	EDION Corp.	79,600	755,458
*	Edulab, Inc.	600	8,477
#	EF-ON, Inc.	20,000	146,378
	eGuarantee, Inc.	11,400	253,868
	E-Guardian, Inc.	4,100	112,620
	Ehime Bank Ltd.	30,800	207,895
	Eidai Co. Ltd.	18,000	46,099
	Eiken Chemical Co. Ltd.	10,900	183,230
	Eisai Co. Ltd.	2,400	170,055
	Eizo Corp.	15,200	581,307
#	EJ Holdings, Inc.	9,400	103,240
	Elan Corp.	17,400	188,071
	Elecom Co. Ltd.	23,800	364,035
	Electric Power Development Co. Ltd.	8,200	108,401
	Elematec Corp.	17,148	171,129
	Endo Lighting Corp.	16,000	147,739
	ENEOS Holdings, Inc.	1,499,070	6,044,624
	Enigmo, Inc.	11,800	112,068
	en-japan, Inc.	16,500	655,246
	Enomoto Co. Ltd.	5,700	88,342
	Enplas Corp.	9,700	257,237
	Enshu Ltd.	3,100	17,896
	Entrust, Inc.	5,600	38,133
#	eRex Co. Ltd.	8,000	183,193
	ES-Con Japan Ltd.	12,200	87,661
*	Escrow Agent Japan, Inc.	4,800	8,567
	Eslead Corp.	5,900	87,357
	ESPEC Corp.	15,200	308,327
	Exedy Corp.	25,900	385,800
#	Ezaki Glico Co. Ltd.	16,300	591,583
	F&M Co. Ltd.	3,700	64,534
#	Faith, Inc.	6,900	38,901
	FALCO HOLDINGS Co. Ltd.	7,700	114,697
	FAN Communications, Inc.	35,000	138,767
	Fancl Corp.	6,000	181,908
	FANUC Corp.	3,000	592,863
	FCC Co. Ltd.	34,200	473,492
#*	FDK Corp.	11,900	107,430
	Feed One Co. Ltd.	29,788	196,111
	Felissimo Corp.	1,200	14,388
	Fenwal Controls of Japan Ltd.	3,400	46,851

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ferrotec Holdings Corp.	50,800	$1,704,062
*	FFRI Security, Inc.	1,700	24,427
	Fibergate, Inc.	5,700	68,534
	FIDEA Holdings Co. Ltd.	15,020	155,338
	Fields Corp.	10,400	47,450
	FINDEX, Inc.	6,400	52,733
*	First Baking Co. Ltd.	400	2,390
	First Bank of Toyama Ltd.	39,200	98,745
	First Brothers Co. Ltd.	4,800	43,567
#	First Juken Co. Ltd.	7,900	84,738
	Fixstars Corp.	13,800	94,044
	FJ Next Co. Ltd.	21,800	193,889
	Focus Systems Corp.	1,300	11,591
	Food & Life Cos. Ltd.	6,800	294,735
	Forum Engineering, Inc.	7,100	59,229
	Foster Electric Co. Ltd.	23,800	169,663
	FP Corp.	18,400	624,809
	France Bed Holdings Co. Ltd.	28,200	223,436
	Freebit Co. Ltd.	8,100	94,233
#*	Freee KK	900	64,598
	Freund Corp.	5,300	38,978
	F-Tech, Inc.	13,600	76,101
#	FTGroup Co. Ltd.	6,300	68,465
	Fudo Tetra Corp.	20,100	319,294
	Fuji Co. Ltd.	19,500	343,649
	Fuji Corp.	32,100	748,766
#	Fuji Corp.	9,000	94,763
	Fuji Corp. Ltd.	24,700	149,446
	Fuji Die Co. Ltd.	7,300	41,551
	Fuji Electric Co. Ltd.	32,100	1,569,613
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	32,819
	Fuji Kyuko Co. Ltd.	7,200	290,066
	Fuji Media Holdings, Inc.	30,200	313,038
	Fuji Oil Co. Ltd.	31,400	74,663
	Fuji Oil Holdings, Inc.	31,600	741,587
	Fuji Pharma Co. Ltd.	12,500	120,528
	Fuji Seal International, Inc.	41,600	914,846
	Fuji Soft, Inc.	6,200	315,726
	Fujibo Holdings, Inc.	10,000	362,691
	Fujicco Co. Ltd.	19,900	334,086
	FUJIFILM Holdings Corp.	12,000	927,328
	Fujikura Composites, Inc.	14,600	102,181
	Fujikura Kasei Co. Ltd.	21,300	98,232
*	Fujikura Ltd.	285,900	1,542,101
	Fujimori Kogyo Co. Ltd.	15,100	620,875
	Fujisash Co. Ltd.	77,900	52,697
	Fujishoji Co. Ltd.	4,500	36,338
#*	Fujita Kanko, Inc.	7,400	156,689
	Fujitec Co. Ltd.	28,700	651,937
	Fujitsu General Ltd.	11,300	277,099
	Fujitsu Ltd.	7,500	1,296,222
	Fujiya Co. Ltd.	10,100	209,039
	FuKoKu Co. Ltd.	9,000	78,235
	Fukuda Corp.	5,300	215,761
	Fukuda Denshi Co. Ltd.	4,700	395,862
	Fukui Bank Ltd.	18,300	236,554
	Fukui Computer Holdings, Inc.	6,100	220,038
	Fukuoka Financial Group, Inc.	101,408	1,821,828
*	Fukushima Bank Ltd.	9,100	18,464

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fukushima Galilei Co. Ltd.	6,000	$238,536
	Fukuyama Transporting Co. Ltd.	22,823	909,153
	FULLCAST Holdings Co. Ltd.	10,900	254,428
	Funai Soken Holdings, Inc.	17,460	485,066
#	Furukawa Battery Co. Ltd.	10,900	152,172
	Furukawa Co. Ltd.	30,000	331,978
	Furukawa Electric Co. Ltd.	67,600	1,479,161
	Furuno Electric Co. Ltd.	24,800	265,381
	Furyu Corp.	18,000	261,070
	Fuso Chemical Co. Ltd.	14,000	644,569
	Fuso Pharmaceutical Industries Ltd.	6,500	145,035
	Futaba Corp.	33,600	228,453
	Futaba Industrial Co. Ltd.	73,500	287,752
	Future Corp.	11,700	342,192
	Fuyo General Lease Co. Ltd.	23,500	1,527,298
	G-7 Holdings, Inc.	18,000	329,335
	Gakken Holdings Co. Ltd.	19,800	193,824
	Gakkyusha Co. Ltd.	3,300	40,558
	Gecoss Corp.	13,700	103,507
	Genki Sushi Co. Ltd.	4,100	97,058
	Genky DrugStores Co. Ltd.	8,400	405,104
	Geo Holdings Corp.	43,100	457,893
*	Geostr Corp.	4,100	12,934
#	Gig Works, Inc.	13,300	74,071
	Giken Ltd.	1,100	41,974
	GL Sciences, Inc.	7,000	167,847
	GLOBERIDE, Inc.	16,000	578,967
	Glory Ltd.	47,500	1,022,449
	Glosel Co. Ltd.	15,700	57,134
	GMO Financial Holdings, Inc.	17,500	134,042
#	GMO GlobalSign Holdings KK	3,300	135,904
	GMO internet, Inc.	16,400	452,873
	GMO Payment Gateway, Inc.	5,600	709,499
*	GNI Group Ltd.	2,400	33,629
	Godo Steel Ltd.	10,300	136,185
	Goldcrest Co. Ltd.	19,090	273,521
	Goldwin, Inc.	3,400	205,732
	Golf Digest Online, Inc.	7,000	80,179
#	Good Com Asset Co. Ltd.	7,400	88,541
	Grace Technology, Inc.	11,800	108,001
	Grandy House Corp.	13,500	57,573
	Gree, Inc.	54,500	459,645
	gremz, Inc.	2,100	48,340
	GS Yuasa Corp.	53,100	1,155,968
#	GSI Creos Corp.	9,200	79,907
	G-Tekt Corp.	25,000	311,674
	Gun-Ei Chemical Industry Co. Ltd.	4,600	122,788
	GungHo Online Entertainment, Inc.	37,670	706,722
	Gunma Bank Ltd.	330,200	1,019,422
	Gunze Ltd.	15,300	589,695
	H.U. Group Holdings, Inc.	43,700	1,077,697
	H2O Retailing Corp.	86,899	693,995
#	HABA Laboratories, Inc.	1,100	29,516
	Hachijuni Bank Ltd.	284,800	951,856
#	Hagihara Industries, Inc.	11,500	151,567
	Hagiwara Electric Holdings Co. Ltd.	7,600	143,735
	Hakudo Co. Ltd.	5,700	144,488
	Hakuhodo DY Holdings, Inc.	22,400	365,201
	Hakuto Co. Ltd.	12,500	213,496

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Halows Co. Ltd.	8,300	$203,902
	Hamakyorex Co. Ltd.	16,400	454,680
	Hamamatsu Photonics KK	2,500	148,381
	Handsman Co. Ltd.	4,200	64,592
	Hankyu Hanshin Holdings, Inc.	39,852	1,235,633
	Hanwa Co. Ltd.	37,600	1,129,449
	Happinet Corp.	19,600	258,078
	Harada Industry Co. Ltd.	3,300	29,257
	Hard Off Corp. Co. Ltd.	8,200	55,645
	Harima Chemicals Group, Inc.	12,200	93,486
#	Harmonic Drive Systems, Inc.	2,800	126,929
	Haruyama Holdings, Inc.	3,900	19,757
	Haseko Corp.	176,600	2,299,516
	Hashimoto Sogyo Holdings Co. Ltd.	600	11,422
	Hayashikane Sangyo Co. Ltd.	5,400	27,577
	Hazama Ando Corp.	147,450	998,488
	Heian Ceremony Service Co. Ltd.	1,300	10,219
	Heiwa Corp.	44,600	795,265
	Heiwa Real Estate Co. Ltd.	15,000	473,565
	Heiwado Co. Ltd.	31,500	545,270
	Helios Techno Holding Co. Ltd.	5,700	15,527
#*	Hennge KK	1,300	64,290
	Hibiya Engineering Ltd.	16,700	280,737
	Hikari Tsushin, Inc.	1,700	262,062
#	HI-LEX Corp.	18,100	289,437
	Hino Motors Ltd.	60,600	573,257
	Hinokiya Group Co. Ltd.	1,300	26,222
	Hioki EE Corp.	5,000	349,230
	Hirakawa Hewtech Corp.	8,800	95,800
	Hirano Tecseed Co. Ltd.	7,700	178,742
	Hirata Corp.	5,100	310,955
	Hirogin Holdings, Inc.	241,100	1,328,279
	Hirose Electric Co. Ltd.	1,200	200,677
	Hiroshima Gas Co. Ltd.	16,700	54,933
	Hisaka Works Ltd.	21,000	155,815
	Hisamitsu Pharmaceutical Co., Inc.	12,000	409,399
	Hitachi Construction Machinery Co. Ltd.	6,400	204,198
	Hitachi Ltd.	42,000	2,420,231
	Hitachi Ltd., ADR	303	35,075
*	Hitachi Metals Ltd.	5,310	100,522
	Hitachi Transport System Ltd.	18,200	717,010
	Hitachi Zosen Corp.	190,240	1,491,658
	Hito Communications Holdings, Inc.	3,700	71,505
	Hochiki Corp.	13,400	147,169
	Hodogaya Chemical Co. Ltd.	8,100	345,193
	Hogy Medical Co. Ltd.	20,500	562,045
	Hokkaido Electric Power Co., Inc.	48,100	199,897
	Hokkaido Gas Co. Ltd.	2,400	32,144
	Hokkan Holdings Ltd.	6,900	91,816
	Hokko Chemical Industry Co. Ltd.	15,900	139,509
	Hokkoku Financial Holdings, Inc.	20,900	364,266
	Hokuetsu Corp.	109,000	720,218
	Hokuetsu Industries Co. Ltd.	17,000	144,709
	Hokuhoku Financial Group, Inc.	118,300	846,288
	Hokuriku Electric Industry Co. Ltd.	6,200	56,370
#	Hokuriku Electric Power Co.	44,700	212,851
#	Hokuriku Electrical Construction Co. Ltd.	11,000	101,779
#	Hokuto Corp.	22,600	390,283
*	Honda Motor Co. Ltd., Sponsored ADR	23,840	705,187

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co. Ltd.	128,435	$3,798,833
#	Honda Tsushin Kogyo Co. Ltd.	6,400	25,629
	H-One Co. Ltd.	19,000	125,606
	Honeys Holdings Co. Ltd.	16,670	153,948
	Hoosiers Holdings	29,600	182,602
	Horiba Ltd.	11,400	747,397
	Hoshizaki Corp.	1,100	92,500
	Hosiden Corp.	58,000	611,523
	Hosokawa Micron Corp.	11,600	320,925
*	Hotland Co. Ltd.	1,100	13,167
*	Hotto Link, Inc.	9,500	54,367
	House Do Co. Ltd.	7,500	62,314
	House Foods Group, Inc.	15,600	447,592
	Howa Machinery Ltd.	12,800	91,024
	Hulic Co. Ltd.	38,667	371,802
	Hurxley Corp.	4,800	19,497
	Hyakugo Bank Ltd.	219,700	636,865
	Hyakujushi Bank Ltd.	24,500	317,006
	Ibiden Co. Ltd.	11,200	672,962
	IBJ, Inc.	3,400	32,618
#	Ichibanya Co. Ltd.	5,234	211,605
	Ichigo, Inc.	252,100	754,678
	Ichiken Co. Ltd.	6,100	102,813
	Ichikoh Industries Ltd.	36,800	182,565
	Ichinen Holdings Co. Ltd.	25,400	311,620
	Ichiyoshi Securities Co. Ltd.	45,800	261,345
	Icom, Inc.	11,100	236,172
	ID Holdings Corp.	1,500	12,390
#	IDEA Consultants, Inc.	3,900	69,559
	Idec Corp.	28,400	601,883
	Idemitsu Kosan Co. Ltd.	94,126	2,570,797
	IDOM, Inc.	67,000	458,896
	IHI Corp.	127,400	2,975,785
	Iida Group Holdings Co. Ltd.	34,620	853,539
	Iino Kaiun Kaisha Ltd.	108,000	520,873
	IJTT Co. Ltd.	17,000	88,139
	Ikegami Tsushinki Co. Ltd.	5,800	39,086
	I’ll, Inc.	3,700	54,942
#*	Imagica Group, Inc.	19,800	101,067
#	Imasen Electric Industrial.	14,000	87,189
#	i-mobile Co. Ltd.	3,300	44,695
	Imuraya Group Co. Ltd.	5,900	121,765
	Inaba Denki Sangyo Co. Ltd.	33,900	813,179
	Inaba Seisakusho Co. Ltd.	7,400	86,870
	Inabata & Co. Ltd.	48,600	719,461
#	Inageya Co. Ltd.	16,200	195,799
	Ines Corp.	20,800	303,959
	I-Net Corp.	10,100	117,508
	Infocom Corp.	12,900	247,684
	Infomart Corp.	54,600	532,806
	Information Services International-Dentsu Ltd.	9,600	335,879
	INFRONEER Holdings, Inc.	154,568	1,280,212
	Innotech Corp.	12,900	161,956
	Inpex Corp.	413,400	3,447,475
	Insource Co. Ltd.	12,000	240,260
	Intage Holdings, Inc.	27,500	464,381
	Intelligent Wave, Inc.	2,400	12,413
	Inter Action Corp.	7,600	163,609
	Internet Initiative Japan, Inc.	35,200	1,231,588

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	I-O Data Device, Inc.	6,200	$49,396
	I-PEX, Inc.	8,500	153,005
	IR Japan Holdings Ltd.	3,200	295,106
	Iriso Electronics Co. Ltd.	6,100	280,237
#	I’rom Group Co. Ltd.	2,900	50,050
	ISB Corp.	6,700	73,313
	Ise Chemicals Corp.	1,000	34,630
*	Iseki & Co. Ltd.	14,900	215,310
	Isetan Mitsukoshi Holdings Ltd.	186,500	1,363,492
	Ishihara Chemical Co. Ltd.	9,600	123,808
	Ishihara Sangyo Kaisha Ltd.	34,900	384,808
	Ishii Iron Works Co. Ltd.	1,900	49,928
*	Ishizuka Glass Co. Ltd.	1,800	34,066
	Isolite Insulating Products Co. Ltd.	13,200	102,649
	Isuzu Motors Ltd.	138,300	1,860,522
	Itfor, Inc.	19,000	148,327
	ITmedia, Inc.	3,700	76,236
#	Ito En Ltd.	6,600	439,598
#	ITOCHU Corp.	72,400	2,064,911
	Itochu Enex Co. Ltd.	66,100	583,228
	Itochu Techno-Solutions Corp.	6,000	189,536
	Itochu-Shokuhin Co. Ltd.	5,200	240,312
	Itoham Yonekyu Holdings, Inc.	143,078	872,428
	Itoki Corp.	33,553	106,798
#*	Itokuro, Inc.	2,500	19,867
	IwaiCosmo Holdings, Inc.	23,100	271,435
	Iwaki Co. Ltd.	9,600	84,652
	Iwasaki Electric Co. Ltd.	6,400	117,698
	Iwatani Corp.	29,900	1,766,055
	Iwatsu Electric Co. Ltd.	6,100	48,013
	Iwatsuka Confectionery Co. Ltd.	1,100	36,957
	Iyo Bank Ltd.	200,682	981,841
#	Izumi Co. Ltd.	24,100	730,681
	J Front Retailing Co. Ltd.	144,700	1,341,212
*	J Trust Co. Ltd.	53,900	281,785
	JAC Recruitment Co. Ltd.	13,700	268,800
	Jaccs Co. Ltd.	23,600	629,421
	Jafco Group Co. Ltd.	28,700	1,818,351
#*	Jalux, Inc.	5,400	80,923
*	Jamco Corp.	2,700	23,350
	Janome Sewing Machine Co. Ltd.	25,300	164,199
*	Japan Airlines Co. Ltd.	17,200	370,168
*	Japan Airport Terminal Co. Ltd.	5,600	277,802
*	Japan Asia Investment Co. Ltd.	16,300	33,144
	Japan Aviation Electronics Industry Ltd.	47,200	782,613
	Japan Best Rescue System Co. Ltd.	12,500	126,124
*	Japan Cash Machine Co. Ltd.	19,300	145,233
*	Japan Display, Inc.	451,100	135,027
	Japan Electronic Materials Corp.	7,300	123,231
	Japan Elevator Service Holdings Co. Ltd.	18,200	394,409
	Japan Exchange Group, Inc.	40,300	954,226
	Japan Foundation Engineering Co. Ltd.	16,100	71,808
*	Japan Hospice Holdings, Inc.	900	15,780
	Japan Investment Adviser Co. Ltd.	6,100	66,706
	Japan Lifeline Co. Ltd.	29,900	321,967
	Japan Material Co. Ltd.	27,000	375,467
	Japan Medical Dynamic Marketing, Inc.	11,600	222,981
	Japan Oil Transportation Co. Ltd.	2,900	67,048
	Japan Petroleum Exploration Co. Ltd.	6,900	125,564

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Post Holdings Co. Ltd.	150,800	$1,158,732
	Japan Post Insurance Co. Ltd.	20,600	334,228
	Japan Property Management Center Co. Ltd.	8,100	82,173
	Japan Pulp & Paper Co. Ltd.	13,500	455,414
	Japan Securities Finance Co. Ltd.	94,200	719,123
	Japan Steel Works Ltd.	51,800	1,521,742
	Japan Tobacco, Inc.	66,200	1,299,584
	Japan Transcity Corp.	33,400	177,596
	Japan Wool Textile Co. Ltd.	52,200	416,888
#	Jastec Co. Ltd.	6,100	69,705
	JBCC Holdings, Inc.	15,100	230,582
	JCR Pharmaceuticals Co. Ltd.	7,800	191,435
	JCU Corp.	18,600	747,059
	JDC Corp.	16,300	85,542
	Jeol Ltd.	10,500	795,777
	JFE Holdings, Inc.	76,060	1,162,230
	JFE Systems, Inc.	700	11,862
	JGC Holdings Corp.	108,400	1,018,668
#*	JIG-SAW, Inc.	1,400	96,329
#	Jimoto Holdings, Inc.	20,190	115,338
#	JINS Holdings, Inc.	6,400	404,648
	JK Holdings Co. Ltd.	14,300	108,618
	JM Holdings Co. Ltd.	11,000	180,559
	JMS Co. Ltd.	16,700	108,876
*	Joban Kosan Co. Ltd.	5,400	68,663
	J-Oil Mills, Inc.	21,400	344,928
	Joshin Denki Co. Ltd.	17,100	355,926
	Joyful Honda Co. Ltd.	8,700	119,652
	JP-Holdings, Inc.	42,700	95,103
#	JSB Co. Ltd.	600	15,148
	JSP Corp.	17,400	234,143
	JSR Corp.	3,100	112,436
	J-Stream, Inc.	2,200	19,440
	JTEKT Corp.	151,300	1,339,249
	Juki Corp.	24,600	183,646
	Juroku Financial Group, Inc.	31,100	564,840
	Justsystems Corp.	3,700	191,239
	JVCKenwood Corp.	176,870	305,140
	K&O Energy Group, Inc.	14,800	212,078
	Kadokawa Corp.	9,577	505,661
	Kadoya Sesame Mills, Inc.	300	10,613
	Kaga Electronics Co. Ltd.	18,700	514,007
	Kagome Co. Ltd.	11,200	284,209
	Kajima Corp.	183,621	2,260,886
	Kakaku.com, Inc.	8,800	292,027
	Kaken Pharmaceutical Co. Ltd.	14,900	587,713
	Kakiyasu Honten Co. Ltd.	5,200	122,046
	Kamakura Shinsho Ltd.	9,000	72,716
	Kameda Seika Co. Ltd.	8,100	316,796
	Kamei Corp.	18,600	189,541
	Kamigumi Co. Ltd.	66,400	1,336,961
	Kanaden Corp.	16,600	149,561
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	153,178
	Kanamic Network Co. Ltd.	14,700	78,273
#	Kanamoto Co. Ltd.	36,500	781,858
	Kandenko Co. Ltd.	96,400	747,276
	Kaneka Corp.	50,000	1,917,446
	Kaneko Seeds Co. Ltd.	3,900	51,469
	Kanematsu Corp.	80,300	932,539

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanematsu Electronics Ltd.	8,300	$271,090
	Kanemi Co. Ltd.	500	12,415
	Kansai Paint Co. Ltd.	7,300	169,039
#	Kansai Super Market Ltd.	11,100	180,435
	Kanto Denka Kogyo Co. Ltd.	47,100	433,236
	Kao Corp.	14,400	814,580
#*	Kasai Kogyo Co. Ltd.	23,600	69,833
	Katakura Industries Co. Ltd.	18,300	278,199
	Katitas Co. Ltd.	18,400	671,853
	Kato Sangyo Co. Ltd.	20,900	589,268
#	Kato Works Co. Ltd.	10,500	77,401
	Kawada Technologies, Inc.	3,800	131,384
	Kawagishi Bridge Works Co. Ltd.	1,600	42,043
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,900	89,404
	Kawasaki Heavy Industries Ltd.	131,800	2,674,543
*	Kawasaki Kisen Kaisha Ltd.	7,099	342,175
	KDDI Corp.	94,100	2,877,576
	KeePer Technical Laboratory Co. Ltd.	900	25,953
	Keihan Holdings Co. Ltd.	22,200	584,006
	Keihanshin Building Co. Ltd.	6,300	78,705
	Keihin Co. Ltd.	3,500	42,936
	Keikyu Corp.	12,700	143,337
	Keiyo Bank Ltd.	95,900	373,530
	Keiyo Co. Ltd.	34,800	253,445
	KEL Corp.	4,100	43,475
	Kenko Mayonnaise Co. Ltd.	13,800	185,156
	Kewpie Corp.	18,300	401,399
	KeyHolder, Inc.	9,400	62,461
	KFC Holdings Japan Ltd.	12,500	316,964
	KFC Ltd.	3,500	61,490
	KH Neochem Co. Ltd.	31,200	801,865
	Kikkoman Corp.	5,800	474,382
	Kimoto Co. Ltd.	28,900	58,967
#	Kimura Chemical Plants Co. Ltd.	18,500	123,871
	Kimura Unity Co. Ltd.	2,800	33,347
	Kinden Corp.	76,100	1,248,848
	King Co. Ltd.	900	4,266
	Kinki Sharyo Co. Ltd.	4,300	40,447
*	Kintetsu Department Store Co. Ltd.	2,700	60,400
	Kintetsu World Express, Inc.	39,300	943,854
	Kirin Holdings Co. Ltd.	18,980	330,363
	Kissei Pharmaceutical Co. Ltd.	28,600	572,094
	Ki-Star Real Estate Co. Ltd.	9,100	508,486
	Kitagawa Corp.	8,200	112,563
	Kita-Nippon Bank Ltd.	8,000	107,114
	Kitano Construction Corp.	3,200	60,752
	Kitanotatsujin Corp.	35,800	130,422
	Kito Corp.	24,400	338,113
	Kitz Corp.	70,000	468,286
	Kiyo Bank Ltd.	61,300	804,997
*	KLab, Inc.	36,600	204,074
	Koa Corp.	31,900	431,233
	Koa Shoji Holdings Co. Ltd.	2,600	15,214
	Koatsu Gas Kogyo Co. Ltd.	29,800	200,965
	Kobayashi Pharmaceutical Co. Ltd.	2,200	176,145
#	Kobe Bussan Co. Ltd.	16,800	578,704
*	Kobe Electric Railway Co. Ltd.	1,600	48,313
	Kobe Steel Ltd.	250,900	1,474,135
*	Kobelco Eco-Solutions Co. Ltd.	2,800	79,115

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Koei Tecmo Holdings Co. Ltd.	1,100	$51,203
	Kohnan Shoji Co. Ltd.	33,000	1,032,020
	Kohsoku Corp.	9,200	130,411
	Koito Manufacturing Co. Ltd.	9,200	521,991
#	Kojima Co. Ltd.	29,000	149,339
	Kokusai Co. Ltd.	2,800	16,726
	Kokusai Pulp & Paper Co. Ltd.	5,800	18,887
	Kokuyo Co. Ltd.	60,200	916,176
	KOMAIHALTEC, Inc.	3,399	48,760
	Komatsu Ltd.	49,600	1,299,088
	Komatsu Matere Co. Ltd.	27,400	219,252
	Komatsu Wall Industry Co. Ltd.	6,800	115,884
	KOMEDA Holdings Co. Ltd.	23,800	431,668
	Komehyo Holdings Co. Ltd.	5,700	93,343
	Komeri Co. Ltd.	29,300	676,633
	Komori Corp.	46,700	305,030
	Konaka Co. Ltd.	25,800	75,215
	Konami Holdings Corp.	14,800	814,452
#	Kondotec, Inc.	18,600	159,569
	Konica Minolta, Inc.	326,800	1,617,558
	Konishi Co. Ltd.	24,900	387,295
	Konoike Transport Co. Ltd.	25,500	279,116
	Konoshima Chemical Co. Ltd.	1,700	43,660
#*	Kosaido Co. Ltd.	14,900	129,772
	Kose Corp.	1,300	150,964
	Kozo Keikaku Engineering, Inc.	3,200	72,843
	Krosaki Harima Corp.	5,600	231,800
	KRS Corp.	6,100	106,292
	K’s Holdings Corp.	133,620	1,379,321
	KU Holdings Co. Ltd.	10,500	98,469
	Kubota Corp.	55,700	1,186,577
	Kumagai Gumi Co. Ltd.	37,100	918,279
#	Kumiai Chemical Industry Co. Ltd.	24,900	185,677
	Kunimine Industries Co. Ltd.	6,300	61,965
	Kurabo Industries Ltd.	12,500	208,262
	Kuraray Co. Ltd.	197,200	1,784,473
	Kureha Corp.	17,500	1,137,287
	Kurimoto Ltd.	8,300	118,576
	Kurita Water Industries Ltd.	21,800	1,076,735
	Kuriyama Holdings Corp.	3,000	26,193
#	Kusuri no Aoki Holdings Co. Ltd.	8,300	552,493
	KYB Corp.	14,000	374,652
	Kyocera Corp.	24,585	1,439,377
	Kyodo Printing Co. Ltd.	7,300	168,070
	Kyoei Steel Ltd.	17,400	214,697
	Kyokuto Boeki Kaisha Ltd.	4,600	105,241
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	442,806
	Kyokuto Securities Co. Ltd.	24,100	161,365
	Kyokuyo Co. Ltd.	7,500	201,041
	KYORIN Holdings, Inc.	39,400	605,219
	Kyoritsu Printing Co. Ltd.	23,500	34,937
	Kyosan Electric Manufacturing Co. Ltd.	47,300	199,021
	Kyowa Electronic Instruments Co. Ltd.	17,800	63,621
	Kyowa Exeo Corp.	34,954	807,930
	Kyowa Kirin Co. Ltd.	4,000	131,552
	Kyowa Leather Cloth Co. Ltd.	13,200	79,180
	Kyudenko Corp.	27,100	859,615
	Kyushu Electric Power Co., Inc.	30,800	216,967
	Kyushu Financial Group, Inc.	291,780	982,589

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyushu Railway Co.	7,100	$158,930
	LAC Co. Ltd.	13,800	96,585
	Lacto Japan Co. Ltd.	4,700	110,668
	Lasertec Corp.	6,600	1,431,643
	Lawson, Inc.	15,000	725,394
	LEC, Inc.	21,200	193,846
	Life Corp.	10,300	338,091
*	LIFULL Co. Ltd.	44,500	139,649
	LIKE, Inc.	3,600	56,162
	Linical Co. Ltd.	4,700	33,122
	Link & Motivation, Inc.	20,000	211,310
	Lintec Corp.	33,100	738,906
	Lion Corp.	21,700	361,400
	LITALICO, Inc.	3,400	102,662
	Lixil Corp.	82,400	2,116,845
	Lonseal Corp.	1,600	21,084
	Look Holdings, Inc.	5,800	70,452
*	M&A Capital Partners Co. Ltd.	5,800	327,147
	Mabuchi Motor Co. Ltd.	27,300	941,256
	Macnica Fuji Electronics Holdings, Inc.	50,050	1,176,658
	Macromill, Inc.	42,300	298,110
	Maeda Kosen Co. Ltd.	16,000	464,081
	Maezawa Industries, Inc.	10,700	62,378
	Maezawa Kasei Industries Co. Ltd.	11,300	127,854
	Maezawa Kyuso Industries Co. Ltd.	16,800	156,731
	Makino Milling Machine Co. Ltd.	22,000	791,518
	Makita Corp., Sponsored ADR	3,976	184,168
	Makita Corp.	4,500	208,854
	Mandom Corp.	23,000	334,347
	Mani, Inc.	16,000	272,744
	MarkLines Co. Ltd.	3,100	87,796
	Mars Group Holdings Corp.	9,700	141,013
	Marubeni Corp.	371,100	3,148,902
	Marubun Corp.	13,800	97,000
	Marudai Food Co. Ltd.	19,200	285,613
	Marufuji Sheet Piling Co. Ltd.	1,100	19,349
	Maruha Nichiro Corp.	42,800	965,600
	Marui Group Co. Ltd.	41,600	816,346
	Maruichi Steel Tube Ltd.	35,400	804,349
	MARUKA FURUSATO Corp.	15,869	280,135
	Marusan Securities Co. Ltd.	72,100	379,962
	Maruwa Co. Ltd.	6,400	717,357
	Maruwa Unyu Kikan Co. Ltd.	15,700	219,872
	Maruyama Manufacturing Co., Inc.	2,800	37,510
	Maruzen CHI Holdings Co. Ltd.	10,600	34,824
	Maruzen Co. Ltd.	7,900	153,941
	Maruzen Showa Unyu Co. Ltd.	13,900	424,498
	Marvelous, Inc.	26,500	168,221
	Matsuda Sangyo Co. Ltd.	10,500	313,725
	Matsui Construction Co. Ltd.	17,600	114,674
	Matsui Securities Co. Ltd.	52,900	379,506
	Matsumotokiyoshi Holdings Co. Ltd.	21,060	933,790
	Matsuoka Corp.	3,300	39,628
	Matsuyafoods Holdings Co. Ltd.	5,800	185,499
	Max Co. Ltd.	16,000	254,819
	Maxell Holdings Ltd.	50,600	608,883
	Maxvalu Tokai Co. Ltd.	6,100	139,756
*	Mazda Motor Corp.	168,700	1,517,334
	McDonald’s Holdings Co. Japan Ltd.	3,400	151,951

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MCJ Co. Ltd.	51,200	$576,444
	Mebuki Financial Group, Inc.	591,022	1,210,127
	MEC Co. Ltd.	10,200	280,921
	Media Do Co. Ltd.	5,700	214,175
	Medical Data Vision Co. Ltd.	10,600	136,747
	Medical System Network Co. Ltd.	20,600	133,588
	Medikit Co. Ltd.	800	19,930
	Medipal Holdings Corp.	82,700	1,496,227
	Medius Holdings Co. Ltd.	3,100	24,276
*	MedPeer, Inc.	6,200	186,298
	Megachips Corp.	12,500	395,221
	Megmilk Snow Brand Co. Ltd.	35,100	679,181
	Meidensha Corp.	33,900	713,572
	Meiji Electric Industries Co. Ltd.	4,500	52,934
	MEIJI Holdings Co. Ltd.	18,100	1,142,268
#	Meiji Shipping Co. Ltd.	6,100	42,513
	Meiko Electronics Co. Ltd.	22,100	613,295
	Meisei Industrial Co. Ltd.	33,800	201,419
	Meitec Corp.	12,900	775,903
	Meito Sangyo Co. Ltd.	8,200	125,372
#	Meiwa Corp.	24,900	180,474
	Meiwa Estate Co. Ltd.	10,900	58,896
	Melco Holdings, Inc.	3,300	136,379
#	Members Co. Ltd.	2,700	82,125
	Menicon Co. Ltd.	16,800	630,743
#	Mercuria Holdings Co. Ltd.	4,800	31,159
#	MetaReal Corp.	4,500	44,471
	METAWATER Co. Ltd.	11,000	186,128
	Michinoku Bank Ltd.	15,291	117,462
	Micronics Japan Co. Ltd.	18,600	246,270
#	Midac Holdings Co. Ltd.	1,300	61,813
	Mie Kotsu Group Holdings, Inc.	47,700	208,485
	Mikuni Corp.	22,800	63,032
	Milbon Co. Ltd.	9,504	569,043
	Mimaki Engineering Co. Ltd.	12,300	100,594
	Mimasu Semiconductor Industry Co. Ltd.	14,900	326,014
	Minebea Mitsumi, Inc.	54,639	1,383,297
	Ministop Co. Ltd.	18,200	221,832
	Mirai Industry Co. Ltd.	6,700	99,666
#	Miraial Co. Ltd.	6,700	92,909
*	Mirainovate Co. Ltd.	44,100	87,891
	Mirait Holdings Corp.	79,510	1,529,193
	Miroku Jyoho Service Co. Ltd.	12,800	202,094
	MISUMI Group, Inc.	11,100	464,243
	Mitani Corp.	32,000	495,298
	Mitani Sangyo Co. Ltd.	14,200	47,558
#	Mitani Sekisan Co. Ltd.	5,200	329,961
#	Mito Securities Co. Ltd.	48,000	124,635
*	Mitsuba Corp.	42,001	234,848
	Mitsubishi Chemical Holdings Corp.	263,280	2,179,280
	Mitsubishi Corp.	121,900	3,876,171
	Mitsubishi Electric Corp.	98,000	1,316,084
	Mitsubishi Estate Co. Ltd.	51,100	776,566
	Mitsubishi Gas Chemical Co., Inc.	67,795	1,364,448
	Mitsubishi HC Capital, Inc.	561,770	2,816,827
	Mitsubishi Heavy Industries Ltd.	131,600	3,365,388
#	Mitsubishi Kakoki Kaisha Ltd.	5,200	107,209
	Mitsubishi Logisnext Co. Ltd.	29,000	266,693
	Mitsubishi Logistics Corp.	32,399	904,756

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Materials Corp.	63,180	$1,226,498
*	Mitsubishi Motors Corp.	283,300	906,708
*	Mitsubishi Paper Mills Ltd.	19,900	62,823
	Mitsubishi Pencil Co. Ltd.	12,050	144,570
	Mitsubishi Research Institute, Inc.	7,800	291,328
	Mitsubishi Shokuhin Co. Ltd.	13,600	350,096
	Mitsubishi Steel Manufacturing Co. Ltd.	12,100	122,461
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,125,063
	Mitsuboshi Belting Ltd.	22,300	396,358
	Mitsui & Co. Ltd., Sponsored ADR.	106	48,451
	Mitsui & Co. Ltd.	147,500	3,375,465
	Mitsui Chemicals, Inc.	57,300	1,703,748
	Mitsui DM Sugar Holdings Co. Ltd.	17,800	316,309
*	Mitsui E&S Holdings Co. Ltd.	58,400	297,828
	Mitsui Fudosan Co. Ltd.	82,700	1,890,839
	Mitsui High-Tec, Inc.	5,400	417,101
#	Mitsui Matsushima Holdings Co. Ltd.	13,300	172,796
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,985,706
	Mitsui OSK Lines Ltd.	16,800	1,059,265
	Mitsui-Soko Holdings Co. Ltd.	28,300	567,622
	Mitsuuroko Group Holdings Co. Ltd.	33,400	399,667
	Miura Co. Ltd.	7,200	276,951
	Mixi, Inc.	41,200	944,070
	Miyaji Engineering Group, Inc.	5,800	136,166
	Miyazaki Bank Ltd.	14,400	259,538
	Miyoshi Oil & Fat Co. Ltd.	7,500	87,779
	Mizuho Financial Group, Inc.	219,305	2,894,380
	Mizuho Leasing Co. Ltd.	25,800	797,135
	Mizuno Corp.	18,200	423,573
	Mochida Pharmaceutical Co. Ltd.	10,700	312,027
	Modec, Inc.	18,300	314,762
#	Molitec Steel Co. Ltd.	7,600	28,669
	Monex Group, Inc.	126,300	822,457
*	Money Forward, Inc.	700	47,567
#	Money Partners Group Co. Ltd.	13,100	28,259
	Monogatari Corp.	9,000	560,646
	MonotaRO Co. Ltd.	32,400	738,453
	MORESCO Corp.	4,200	44,215
	Morinaga & Co. Ltd.	24,900	879,934
	Morinaga Milk Industry Co. Ltd.	32,100	1,881,211
	Moriroku Holdings Co. Ltd.	6,700	114,996
	Morita Holdings Corp.	26,900	338,451
	Morito Co. Ltd.	12,400	74,278
	Morningstar Japan KK	31,400	143,058
	Morozoff Ltd.	2,600	121,981
	Mortgage Service Japan Ltd.	6,000	55,939
	Mory Industries, Inc.	4,800	114,109
	MrMax Holdings Ltd.	38,200	199,478
	MS&AD Insurance Group Holdings, Inc.	41,282	1,333,712
	MTG Co. Ltd.	6,400	86,390
	MTI Ltd.	17,200	110,166
	Mugen Estate Co. Ltd.	12,100	52,134
	m-up Holdings, Inc.	3,100	105,988
	Murakami Corp.	4,500	102,557
	Murata Manufacturing Co. Ltd.	19,300	1,431,646
	Musashi Seimitsu Industry Co. Ltd.	52,600	989,990
	Musashino Bank Ltd.	28,600	449,242
	Mutoh Holdings Co. Ltd.	1,900	26,825
	Nabtesco Corp.	28,800	934,663

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NAC Co. Ltd.	7,600	$65,474
	Nachi-Fujikoshi Corp.	15,600	590,931
	Nadex Co. Ltd.	4,800	33,136
	Nafco Co. Ltd.	7,100	107,398
	Nagaileben Co. Ltd.	5,500	113,044
	Nagano Bank Ltd.	7,500	71,098
	Nagano Keiki Co. Ltd.	13,900	160,345
	Nagase & Co. Ltd.	100,900	1,707,811
	Nagatanien Holdings Co. Ltd.	10,200	186,769
	Nagawa Co. Ltd.	1,900	179,787
*	Nagoya Railroad Co. Ltd.	10,700	176,793
	Naigai Trans Line Ltd.	1,700	32,812
	Nakabayashi Co. Ltd.	16,400	82,471
	Nakamoto Packs Co. Ltd.	3,100	47,387
*	Nakamura Choukou Co. Ltd.	1,900	10,373
	Nakamuraya Co. Ltd.	3,208	105,493
	Nakanishi, Inc.	11,900	276,023
	Nakano Corp.	13,000	39,041
	Nakayama Steel Works Ltd.	26,200	99,520
	Nakayamafuku Co. Ltd.	4,900	17,432
	Nakayo, Inc.	1,800	21,468
#*	Namura Shipbuilding Co. Ltd.	38,900	81,594
	Nankai Electric Railway Co. Ltd.	12,400	246,100
	Nanto Bank Ltd.	31,200	537,873
	Nanyo Corp.	1,500	26,527
	Narasaki Sangyo Co. Ltd.	2,400	43,916
	Nasu Denki Tekko Co. Ltd.	1,200	109,501
	Natori Co. Ltd.	6,100	103,598
	NEC Capital Solutions Ltd.	11,100	200,186
	NEC Corp.	75,900	3,886,232
	NEC Networks & System Integration Corp.	16,400	263,884
	NEOJAPAN, Inc.	3,900	44,987
	NET One Systems Co. Ltd.	19,600	642,750
	Neturen Co. Ltd.	29,000	154,970
	New Art Holdings Co. Ltd.	5,400	58,896
	Nexon Co. Ltd.	14,600	248,509
	Nextage Co. Ltd.	29,500	540,639
*	NexTone, Inc.	1,800	58,389
	NF Holdings Corp.	3,200	41,063
	NGK Insulators Ltd.	31,600	526,176
	NGK Spark Plug Co. Ltd.	118,800	1,897,829
	NH Foods Ltd.	51,300	1,804,102
	NHK Spring Co. Ltd.	191,200	1,442,371
	Nicca Chemical Co. Ltd.	4,600	38,351
	Nice Corp.	5,300	88,259
	Nichia Steel Works Ltd.	27,100	70,235
	Nichias Corp.	47,200	1,155,691
	Nichiban Co. Ltd.	7,400	120,342
	Nichicon Corp.	55,500	525,223
	Nichiden Corp.	10,600	213,271
	Nichiha Corp.	25,000	718,668
	Nichi-iko Pharmaceutical Co. Ltd.	50,600	384,145
	Nichimo Co. Ltd.	1,300	21,811
	Nichirei Corp.	30,000	730,663
	Nichireki Co. Ltd.	25,300	300,213
	Nichirin Co. Ltd.	7,920	126,851
	Nifco, Inc.	34,800	1,110,103
	Nihon Chouzai Co. Ltd.	12,880	185,600
*	Nihon Dempa Kogyo Co. Ltd.	20,100	164,319

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Dengi Co. Ltd.	2,200	$74,704
	Nihon Denkei Co. Ltd.	4,400	72,097
	Nihon Flush Co. Ltd.	11,200	106,278
	Nihon House Holdings Co. Ltd.	42,200	141,748
	Nihon Kagaku Sangyo Co. Ltd.	9,900	118,453
	Nihon Kohden Corp.	16,700	531,381
	Nihon M&A Center, Inc.	35,400	1,086,935
	Nihon Nohyaku Co. Ltd.	30,300	142,440
	Nihon Parkerizing Co. Ltd.	57,500	573,697
	Nihon Plast Co. Ltd.	14,500	79,986
	Nihon Tokushu Toryo Co. Ltd.	11,600	101,878
	Nihon Trim Co. Ltd.	3,400	104,194
	Nihon Unisys Ltd.	17,600	494,503
	Nihon Yamamura Glass Co. Ltd.	7,900	60,390
	Niitaka Co. Ltd.	2,400	47,594
	Nikkato Corp.	5,800	40,244
	Nikkiso Co. Ltd.	80,000	708,404
#	Nikko Co. Ltd.	28,400	164,979
	Nikkon Holdings Co. Ltd.	58,000	1,133,164
	Nikon Corp.	139,300	1,535,887
	Nintendo Co. Ltd.	3,400	1,501,634
	Nippi, Inc.	1,599	52,525
	Nippn Corp.	47,300	677,748
	Nippo Corp.	32,700	1,156,793
	Nippon Air Conditioning Services Co. Ltd.	16,100	111,655
	Nippon Aqua Co. Ltd.	9,500	48,225
	Nippon Beet Sugar Manufacturing Co. Ltd.	11,800	171,231
	Nippon Carbide Industries Co., Inc.	6,000	72,687
	Nippon Carbon Co. Ltd.	9,400	362,894
	Nippon Chemical Industrial Co. Ltd.	5,900	151,794
*	Nippon Chemi-Con Corp.	16,400	308,193
	Nippon Chemiphar Co. Ltd.	1,600	30,503
	Nippon Coke & Engineering Co. Ltd.	160,700	214,962
	Nippon Commercial Development Co. Ltd.	11,300	171,634
#	Nippon Concrete Industries Co. Ltd.	38,600	101,360
#	Nippon Denko Co. Ltd.	100,165	323,318
	Nippon Densetsu Kogyo Co. Ltd.	30,100	463,959
	Nippon Dry-Chemical Co. Ltd.	2,900	51,972
	Nippon Electric Glass Co. Ltd.	70,600	1,802,626
	Nippon Express Co. Ltd.	24,300	1,521,046
#	Nippon Filcon Co. Ltd.	6,700	32,201
	Nippon Fine Chemical Co. Ltd.	12,300	231,428
	Nippon Gas Co. Ltd.	68,400	848,405
	Nippon Hume Corp.	18,900	123,259
	Nippon Kayaku Co. Ltd.	110,800	1,166,954
#	Nippon Kodoshi Corp.	5,300	153,095
	Nippon Koei Co. Ltd.	11,800	358,387
	Nippon Light Metal Holdings Co. Ltd.	65,800	1,092,099
#	Nippon Paint Holdings Co. Ltd.	15,500	165,847
	Nippon Paper Industries Co. Ltd.	107,424	1,101,127
	Nippon Parking Development Co. Ltd.	143,500	181,354
	Nippon Pillar Packing Co. Ltd.	23,300	568,747
	Nippon Piston Ring Co. Ltd.	5,800	67,736
	Nippon Rietec Co. Ltd.	5,300	73,783
	Nippon Road Co. Ltd.	6,700	484,663
	Nippon Sanso Holdings Corp.	25,000	590,214
	Nippon Seiki Co. Ltd.	44,400	446,691
	Nippon Seisen Co. Ltd.	3,500	144,238
	Nippon Sharyo Ltd.	7,300	134,679

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Shinyaku Co. Ltd.	3,600	$288,419
	Nippon Shokubai Co. Ltd.	11,500	600,815
	Nippon Signal Co. Ltd.	29,200	252,506
	Nippon Soda Co. Ltd.	24,800	745,134
	Nippon Steel Corp.	139,850	2,451,964
	Nippon Steel Trading Corp.	15,100	682,819
	Nippon Suisan Kaisha Ltd.	284,900	1,619,173
	Nippon Systemware Co. Ltd.	8,700	190,808
	Nippon Thompson Co. Ltd.	76,800	395,147
	Nippon Yakin Kogyo Co. Ltd.	19,500	471,131
	Nippon Yusen KK	40,022	2,883,855
	Nipro Corp.	127,200	1,292,565
	Nishikawa Rubber Co. Ltd.	1,400	21,301
	Nishimatsu Construction Co. Ltd.	51,600	1,488,411
#	Nishimatsuya Chain Co. Ltd.	27,800	354,709
	Nishimoto Co. Ltd.	3,700	138,190
	Nishi-Nippon Financial Holdings, Inc.	120,100	700,296
	Nishi-Nippon Railroad Co. Ltd.	11,200	275,893
	Nishio Rent All Co. Ltd.	25,100	620,669
	Nissan Chemical Corp.	12,300	684,601
*	Nissan Motor Co. Ltd.	297,700	1,515,251
	Nissan Shatai Co. Ltd.	58,100	412,081
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	41,352
	Nissei ASB Machine Co. Ltd.	7,100	231,767
	Nissei Plastic Industrial Co. Ltd.	12,600	120,351
	Nissha Co. Ltd.	44,000	720,812
	Nisshin Group Holdings Co. Ltd.	25,100	112,247
	Nisshin Oillio Group Ltd.	23,700	628,242
	Nisshin Seifun Group, Inc.	28,400	448,453
#	Nisshinbo Holdings, Inc.	166,238	1,283,111
	Nissin Corp.	11,200	159,189
	Nissin Electric Co. Ltd.	37,100	459,784
	Nissin Foods Holdings Co. Ltd.	1,900	145,236
	Nissin Sugar Co. Ltd.	12,200	182,299
	Nisso Corp.	24,300	154,043
	Nissui Pharmaceutical Co. Ltd.	14,400	122,935
	Nitori Holdings Co. Ltd.	2,500	459,276
	Nitta Corp.	19,700	451,625
	Nitta Gelatin, Inc.	12,000	65,483
	Nittan Valve Co. Ltd.	20,800	66,294
	Nittetsu Mining Co. Ltd.	4,600	264,960
	Nitto Boseki Co. Ltd.	6,100	195,520
	Nitto Denko Corp.	17,800	1,390,894
	Nitto Fuji Flour Milling Co. Ltd.	2,600	75,879
	Nitto Kogyo Corp.	22,900	340,738
	Nitto Kohki Co. Ltd.	10,500	174,458
	Nitto Seiko Co. Ltd.	27,700	159,454
	Nittoc Construction Co. Ltd.	27,600	169,934
	NJS Co. Ltd.	5,300	93,445
	Noda Corp.	10,400	79,959
	Noevir Holdings Co. Ltd.	6,800	332,622
	NOF Corp.	5,300	265,989
	Nohmi Bosai Ltd.	12,700	232,944
	Nojima Corp.	26,700	585,558
	NOK Corp.	64,700	751,022
	Nomura Co. Ltd.	20,900	206,062
	Nomura Holdings, Inc.	425,600	2,026,926
	Nomura Holdings, Inc., Sponsored ADR	29,168	134,464
	Nomura Micro Science Co. Ltd.	1,800	77,328

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Holdings, Inc.	87,800	$2,140,509
	Noritake Co. Ltd.	10,700	467,850
	Noritsu Koki Co. Ltd.	21,100	438,825
	Noritz Corp.	24,700	396,295
	North Pacific Bank Ltd.	289,100	598,312
	Nozawa Corp.	6,200	37,862
	NS Solutions Corp.	9,800	329,411
	NS Tool Co. Ltd.	5,800	77,726
	NS United Kaiun Kaisha Ltd.	9,900	311,777
	NSD Co. Ltd.	28,480	542,672
	NSK Ltd.	177,100	1,190,016
*	NTN Corp.	376,500	816,451
	NTT Data Corp.	26,500	531,612
*	OAK Capital Corp.	40,800	33,715
	Obara Group, Inc.	8,300	266,176
	Obayashi Corp.	270,500	2,283,624
	OBIC Business Consultants Co. Ltd.	2,200	108,603
	Odawara Engineering Co. Ltd.	1,200	24,660
#	Oenon Holdings, Inc.	45,000	149,247
	Ogaki Kyoritsu Bank Ltd.	35,500	589,940
#	Ohara, Inc.	6,500	79,270
	Ohashi Technica, Inc.	10,800	138,471
	Ohmoto Gumi Co. Ltd.	700	35,517
	Ohsho Food Service Corp.	3,500	183,794
#*	OIE Sangyo Co. Ltd.	1,187	11,171
	Oiles Corp.	25,016	371,686
*	Oisix ra daichi, Inc.	5,000	209,418
	Oita Bank Ltd.	13,700	218,168
	Oji Holdings Corp.	435,900	2,160,642
	Okabe Co. Ltd.	33,600	201,805
	Okamoto Industries, Inc.	5,700	200,024
	Okamoto Machine Tool Works Ltd.	3,700	155,384
	Okamura Corp.	63,800	841,961
	Okasan Securities Group, Inc.	125,100	427,883
	Oki Electric Industry Co. Ltd.	86,600	711,343
	Okinawa Cellular Telephone Co.	8,100	364,955
	Okinawa Electric Power Co., Inc.	11,152	136,817
	Okinawa Financial Group, Inc.	21,300	468,245
	OKUMA Corp.	19,800	943,442
	Okumura Corp.	24,000	619,788
	Okura Industrial Co. Ltd.	5,700	105,398
	Okuwa Co. Ltd.	24,500	235,377
#	Olympic Group Corp.	7,700	48,504
	Omron Corp.	800	76,508
	Onamba Co. Ltd.	5,100	30,123
	Ono Pharmaceutical Co. Ltd.	30,800	646,237
	ONO Sokki Co. Ltd.	8,300	38,065
	Onoken Co. Ltd.	10,800	159,508
	Onward Holdings Co. Ltd.	91,300	270,027
	Open House Co. Ltd.	15,300	975,728
	Optex Group Co. Ltd.	13,700	174,495
#*	Optim Corp.	7,600	119,499
	Optorun Co. Ltd.	9,600	194,600
	Oracle Corp.	2,500	236,561
	Organo Corp.	6,600	419,285
	Oricon, Inc.	5,500	48,579
#	Orient Corp.	429,400	589,282
*	Oriental Shiraishi Corp.	119,700	282,549
	Origin Co. Ltd.	4,200	47,437

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ORIX Corp.	171,000	$3,398,845
	Oro Co. Ltd.	3,600	119,160
	Osaka Organic Chemical Industry Ltd.	12,000	359,590
	Osaka Soda Co. Ltd.	9,700	246,507
	Osaka Steel Co. Ltd.	11,000	112,343
#*	OSAKA Titanium Technologies Co. Ltd.	24,900	171,174
	Osaki Electric Co. Ltd.	33,500	165,152
	OSG Corp.	43,500	723,707
	Otsuka Corp.	8,400	413,755
	Otsuka Holdings Co. Ltd.	16,700	660,472
	OUG Holdings, Inc.	2,000	48,971
	Outsourcing, Inc.	112,600	2,160,044
	Oyo Corp.	14,100	216,071
	Pacific Industrial Co. Ltd.	52,200	531,685
	Pacific Metals Co. Ltd.	19,499	353,437
	Pack Corp.	11,300	300,208
	PAL GROUP Holdings Co. Ltd.	13,700	198,148
	PALTAC Corp.	7,250	321,028
	Pan Pacific International Holdings Corp.	36,800	772,685
	Panasonic Corp.	161,523	1,997,397
#	Panasonic Corp., Sponsored ADR	26,580	329,858
	PAPYLESS Co. Ltd.	3,600	43,573
	Paraca, Inc.	3,600	50,926
	Paramount Bed Holdings Co. Ltd.	34,100	636,275
	Paris Miki Holdings, Inc.	24,000	54,837
*	Park24 Co. Ltd.	15,800	242,021
	Parker Corp.	8,500	38,008
	Pasco Corp.	2,600	34,598
	Pasona Group, Inc.	27,400	765,165
	PC Depot Corp.	26,500	106,737
	PCA Corp.	7,200	109,345
	PCI Holdings, Inc.	3,400	31,580
	Pegasus Sewing Machine Manufacturing Co. Ltd.	14,400	58,099
	Penta-Ocean Construction Co. Ltd.	252,600	1,740,649
	People Dreams & Technologies Group Co. Ltd.	5,600	96,455
*	PeptiDream, Inc.	10,700	258,643
	Persol Holdings Co. Ltd.	40,600	1,091,273
	Pickles Corp.	11,800	186,019
	Pigeon Corp.	21,800	504,805
	Pilot Corp.	12,400	454,755
	Piolax, Inc.	32,600	468,964
	Plenus Co. Ltd.	5,600	95,332
	Pola Orbis Holdings, Inc.	2,800	59,785
	Poletowin Pitcrew Holdings, Inc.	21,400	192,957
*	PR Times, Inc.	900	28,953
	Precision System Science Co. Ltd.	14,300	75,268
	Premium Group Co. Ltd.	9,200	251,711
*	Premium Water Holdings, Inc.	2,200	60,922
	Press Kogyo Co. Ltd.	94,800	276,223
#	Pressance Corp.	20,800	344,739
	Prestige International, Inc.	46,400	318,179
	Prima Meat Packers Ltd.	24,200	568,783
	Pronexus, Inc.	11,500	107,227
#	Property Agent, Inc.	2,400	58,126
*	Prored Partners Co. Ltd.	2,600	30,047
	Pro-Ship, Inc.	900	12,915
	Proto Corp.	26,000	321,126
	PS Mitsubishi Construction Co. Ltd.	40,900	237,456
	Punch Industry Co. Ltd.	17,500	89,384

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	QB Net Holdings Co. Ltd.	8,300	$139,526
	Qol Holdings Co. Ltd.	24,100	358,004
	Quick Co. Ltd.	5,300	66,901
#	Raccoon Holdings, Inc.	7,100	99,363
	Raito Kogyo Co. Ltd.	26,400	469,449
	Raiznext Corp.	24,900	269,128
	Rakus Co. Ltd.	12,600	399,350
	Rakuten Group, Inc.	27,600	302,166
	RareJob, Inc.	1,900	20,778
	Rasa Corp.	5,700	47,256
	Rasa Industries Ltd.	7,800	127,712
	Raysum Co. Ltd.	14,300	90,500
	Relia, Inc.	36,900	378,127
	Relo Group, Inc.	24,300	505,436
*	Renesas Electronics Corp.	104,000	1,279,348
	Rengo Co. Ltd.	196,300	1,488,568
*	RENOVA, Inc.	10,800	475,101
	Resona Holdings, Inc.	572,931	2,152,274
	Resorttrust, Inc.	53,400	946,309
	Restar Holdings Corp.	15,900	265,756
	Retail Partners Co. Ltd.	18,600	194,435
	Rheon Automatic Machinery Co. Ltd.	13,100	155,756
	Rhythm Co. Ltd.	5,400	66,288
	Riberesute Corp.	7,200	52,666
#	Ricoh Co. Ltd.	174,700	1,701,200
	Ricoh Leasing Co. Ltd.	18,800	596,053
	Ride On Express Holdings Co. Ltd.	4,800	59,971
*	Right On Co. Ltd.	6,100	38,350
	Riken Corp.	9,100	214,685
	Riken Keiki Co. Ltd.	8,300	230,309
	Riken Technos Corp.	35,100	168,693
	Riken Vitamin Co. Ltd.	10,000	164,205
	Rinnai Corp.	7,200	739,242
	Rion Co. Ltd.	5,500	119,682
	Riso Kagaku Corp.	3,758	79,313
	Riso Kyoiku Co. Ltd.	76,100	317,904
	Rix Corp.	800	10,447
#	Rock Field Co. Ltd.	11,300	166,812
	Rohm Co. Ltd.	4,300	393,181
	Rohto Pharmaceutical Co. Ltd.	19,100	583,575
	Rokko Butter Co. Ltd.	11,300	165,495
	Roland Corp.	1,300	53,450
	Roland DG Corp.	13,700	359,899
	Rorze Corp.	9,300	891,382
	RS Technologies Co. Ltd.	1,700	92,448
	Ryobi Ltd.	22,700	237,973
	Ryoden Corp.	16,900	267,459
	Ryohin Keikaku Co. Ltd.	56,300	1,109,461
	Ryosan Co. Ltd.	21,700	447,342
	Ryoyo Electro Corp.	1,100	22,906
	S Foods, Inc.	16,000	463,314
	S&B Foods, Inc.	3,300	128,458
	Sac’s Bar Holdings, Inc.	14,850	71,858
	Sagami Rubber Industries Co. Ltd.	1,100	10,171
	Saibu Gas Holdings Co. Ltd.	9,000	183,773
	Saizeriya Co. Ltd.	8,300	224,047
#	Sakai Chemical Industry Co. Ltd.	10,500	195,671
	Sakai Heavy Industries Ltd.	3,400	74,898
	Sakai Moving Service Co. Ltd.	5,700	234,719

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakata INX Corp.	46,600	$450,164
	Sakura Internet, Inc.	14,000	72,234
	Sala Corp.	57,300	312,990
	SAMTY Co. Ltd.	29,000	644,888
	San Holdings, Inc.	8,400	110,115
	San ju San Financial Group, Inc.	15,760	193,060
	San-A Co. Ltd.	16,100	580,137
	San-Ai Oil Co. Ltd.	62,600	815,856
*	Sanden Holdings Corp.	15,100	37,236
	Sanei Architecture Planning Co. Ltd.	7,900	123,452
	Sangetsu Corp.	35,500	488,497
	San-In Godo Bank Ltd.	155,000	758,562
*	Sanix, Inc.	35,600	105,706
	Sanken Electric Co. Ltd.	15,200	799,128
	Sanki Engineering Co. Ltd.	41,700	525,227
	Sanko Gosei Ltd.	30,700	110,758
	Sanko Metal Industrial Co. Ltd.	3,300	72,858
	Sankyo Co. Ltd.	35,900	871,362
	Sankyo Frontier Co. Ltd.	3,200	153,789
	Sankyo Seiko Co. Ltd.	35,800	181,995
	Sankyo Tateyama, Inc.	22,900	149,413
	Sankyu, Inc.	25,500	1,151,242
#	Sanoh Industrial Co. Ltd.	35,200	311,797
	Sanoyas Holdings Corp.	14,700	17,553
*	Sansan, Inc.	500	58,094
	Sansei Technologies, Inc.	6,200	43,869
	Sansha Electric Manufacturing Co. Ltd.	10,000	95,804
	Sanshin Electronics Co. Ltd.	9,400	134,950
	Santec Corp.	6,300	75,648
	Santen Pharmaceutical Co. Ltd.	24,700	348,145
	Sanwa Holdings Corp.	160,900	1,876,682
	Sanyo Chemical Industries Ltd.	11,500	569,419
	Sanyo Denki Co. Ltd.	8,000	459,603
	Sanyo Electric Railway Co. Ltd.	5,100	89,744
	Sanyo Engineering & Construction, Inc.	4,000	23,697
*	Sanyo Shokai Ltd.	11,237	89,202
	Sanyo Special Steel Co. Ltd.	20,300	334,769
	Sanyo Trading Co. Ltd.	25,100	240,887
	Sapporo Holdings Ltd.	36,800	798,455
	Sata Construction Co. Ltd.	11,300	48,126
	Sato Foods Co. Ltd.	500	22,092
	Sato Holdings Corp.	17,000	391,845
	Sato Shoji Corp.	13,300	139,541
	Satori Electric Co. Ltd.	8,800	78,048
	Sawada Holdings Co. Ltd.	21,400	196,478
	Sawai Group Holdings Co. Ltd.	35,900	1,583,702
	Saxa Holdings, Inc.	4,800	60,563
	SB Technology Corp.	7,700	211,990
	SBI Holdings, Inc.	33,850	877,374
*	SBI Insurance Group Co. Ltd.	3,000	33,436
	SBS Holdings, Inc.	18,600	661,758
	Scala, Inc.	4,800	29,161
	SCREEN Holdings Co. Ltd.	7,200	669,234
#	Scroll Corp.	25,900	196,575
	SCSK Corp.	8,565	173,331
#	SEC Carbon Ltd.	2,100	107,284
	Secom Co. Ltd.	8,200	559,014
	Seed Co. Ltd.	3,600	19,536
	Sega Sammy Holdings, Inc.	30,900	439,411

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Segue Group Co. Ltd.	4,000	$26,092
*	Seibu Holdings, Inc.	45,100	492,651
	Seika Corp.	7,000	100,874
	Seikagaku Corp.	35,500	313,294
	Seikitokyu Kogyo Co. Ltd.	28,400	203,584
#	Seiko Electric Co. Ltd.	3,200	35,270
	Seiko Epson Corp.	86,900	1,547,347
	Seiko Holdings Corp.	23,800	501,922
	Seiko PMC Corp.	7,600	51,972
	Seikoh Giken Co. Ltd.	2,100	32,837
	Seino Holdings Co. Ltd.	80,000	969,272
	Seiren Co. Ltd.	35,000	706,380
	Sekisui Chemical Co. Ltd.	48,200	791,864
	Sekisui House Ltd.	137,140	2,851,247
	Sekisui Jushi Corp.	19,400	361,414
	Sekisui Kasei Co. Ltd.	18,900	94,386
	SEMITEC Corp.	300	30,991
	Senko Group Holdings Co. Ltd.	99,500	885,016
#	Senshu Electric Co. Ltd.	6,700	280,035
	Senshu Ikeda Holdings, Inc.	197,440	277,392
	Senshukai Co. Ltd.	23,300	80,657
	Septeni Holdings Co. Ltd.	26,200	110,576
#	SERAKU Co. Ltd.	4,500	83,753
	Seria Co. Ltd.	11,600	382,959
	Seven & I Holdings Co. Ltd.	57,000	2,393,132
	Seven Bank Ltd.	462,200	977,066
	SG Holdings Co. Ltd.	5,500	138,111
	Sharp Corp.	27,800	327,906
	Shibaura Electronics Co. Ltd.	6,000	346,399
	Shibaura Machine Co. Ltd.	15,300	356,659
	Shibaura Mechatronics Corp.	4,700	302,643
	Shibusawa Warehouse Co. Ltd.	9,500	184,846
	Shibuya Corp.	8,300	219,276
*	Shidax Corp.	9,600	37,045
*	SHIFT, Inc.	600	138,371
	Shiga Bank Ltd.	41,222	667,024
	Shikibo Ltd.	13,500	109,962
	Shikoku Bank Ltd.	31,700	208,665
	Shikoku Chemicals Corp.	29,500	362,528
#	Shikoku Electric Power Co., Inc.	40,900	266,373
	Shima Seiki Manufacturing Ltd.	28,700	551,860
	Shimadzu Corp.	10,800	438,774
	Shimamura Co. Ltd.	12,400	1,049,937
	Shimizu Bank Ltd.	12,300	166,527
	Shimizu Corp.	148,400	1,087,303
	Shimojima Co. Ltd.	7,600	75,386
	Shin Nippon Air Technologies Co. Ltd.	9,800	210,879
	Shin Nippon Biomedical Laboratories Ltd.	17,300	219,318
	Shinagawa Refractories Co. Ltd.	4,300	147,054
*	Shindengen Electric Manufacturing Co. Ltd.	6,200	220,766
	Shin-Etsu Chemical Co. Ltd.	9,000	1,604,997
	Shin-Etsu Polymer Co. Ltd.	47,100	425,443
	Shin-Keisei Electric Railway Co. Ltd.	1,900	34,381
	Shinki Bus Co. Ltd.	400	11,001
	Shinko Electric Industries Co. Ltd.	20,700	833,944
	Shinko Shoji Co. Ltd.	30,300	243,522
	Shinmaywa Industries Ltd.	39,900	326,106
	Shinnihon Corp.	20,800	152,250
	Shin-Nihon Tatemono Co. Ltd.	8,700	31,877

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shinnihonseiyaku Co. Ltd.	6,800	$100,785
	Shinoken Group Co. Ltd.	29,900	295,495
#	Shinsei Bank Ltd.	95,200	1,572,198
	Shinsho Corp.	4,800	146,800
	Shinwa Co. Ltd.	8,300	161,305
	Shinwa Co. Ltd.	7,500	47,988
	Shionogi & Co. Ltd.	7,100	462,922
	Ship Healthcare Holdings, Inc.	28,900	759,098
	Shizuki Electric Co., Inc.	12,600	72,110
	Shizuoka Bank Ltd.	156,500	1,260,198
	Shizuoka Gas Co. Ltd.	51,900	547,461
	SHO-BOND Holdings Co. Ltd.	4,600	192,691
*	Shobunsha Holdings, Inc.	10,700	46,250
	Shoei Co. Ltd.	13,000	578,452
#	Shoei Foods Corp.	6,600	227,531
	Shofu, Inc.	7,700	159,587
	Showa Denko KK	56,700	1,422,038
	Showa Sangyo Co. Ltd.	17,200	427,886
	Sigma Koki Co. Ltd.	3,400	53,042
	SIGMAXYZ, Inc.	10,900	263,145
	Siix Corp.	26,500	293,565
#*	Silver Life Co. Ltd.	1,600	20,306
	Sinanen Holdings Co. Ltd.	8,100	248,639
	Sinfonia Technology Co. Ltd.	26,300	303,057
	Sinko Industries Ltd.	20,300	368,474
	Sintokogio Ltd.	31,500	207,017
	SK-Electronics Co. Ltd.	9,900	80,051
	SKY Perfect JSAT Holdings, Inc.	128,700	482,660
*	Skylark Holdings Co. Ltd.	51,700	700,514
*	Smaregi, Inc.	1,600	51,006
	SMC Corp.	500	298,383
	SMK Corp.	4,000	81,845
	SMS Co. Ltd.	20,900	810,886
	Snow Peak, Inc.	5,100	269,152
	SNT Corp.	33,600	68,617
	Soda Nikka Co. Ltd.	14,300	80,358
	Sodick Co. Ltd.	37,900	292,164
	Soft99 Corp.	7,600	85,787
	SoftBank Group Corp.	189,600	10,264,444
	Softcreate Holdings Corp.	1,700	59,020
	Software Service, Inc.	2,000	126,175
	Sohgo Security Services Co. Ltd.	12,600	539,075
#	Soiken Holdings, Inc.	10,600	29,664
	Sojitz Corp.	141,240	2,330,325
	Soken Chemical & Engineering Co. Ltd.	6,600	102,732
	Solasto Corp.	19,900	240,850
	Soliton Systems KK	6,200	77,472
	Solxyz Co. Ltd.	3,000	14,039
	Sompo Holdings, Inc.	58,150	2,521,782
	Sony Group Corp.	26,100	3,022,283
	Sony Group Corp., Sponsored ADR	54,920	6,359,187
	Sotetsu Holdings, Inc.	10,800	208,903
	Sotoh Co. Ltd.	4,900	35,404
	Space Co. Ltd.	7,900	65,572
	Space Value Holdings Co. Ltd.	37,200	264,298
#	Sparx Group Co. Ltd.	82,900	215,049
	SPK Corp.	6,364	78,811
	S-Pool, Inc.	36,200	404,800
	Square Enix Holdings Co. Ltd.	5,100	279,378

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SRA Holdings.	8,200	$209,518
*	SRE Holdings Corp.	1,100	76,418
	ST Corp.	6,800	96,431
	St. Marc Holdings Co. Ltd.	16,300	219,154
	Stanley Electric Co. Ltd.	33,800	851,935
	Star Mica Holdings Co. Ltd.	8,600	113,829
	Star Micronics Co. Ltd.	23,000	301,866
	Starts Corp., Inc.	25,700	617,590
	Starzen Co. Ltd.	13,700	258,193
#	St-Care Holding Corp.	10,200	81,310
	Stella Chemifa Corp.	10,100	253,549
	Step Co. Ltd.	8,400	130,911
	STI Foods Holdings, Inc.	800	24,649
	Strike Co. Ltd.	3,900	147,178
	Studio Alice Co. Ltd.	9,500	179,719
	Subaru Corp.	243,300	4,772,277
	Subaru Enterprise Co. Ltd.	2,000	143,735
	Sugi Holdings Co. Ltd.	7,300	522,690
	Sugimoto & Co. Ltd.	7,500	158,181
	SUMCO Corp.	64,700	1,236,327
	Sumida Corp.	34,800	402,320
	Suminoe Textile Co. Ltd.	2,800	43,606
	Sumiseki Holdings, Inc.	38,800	53,627
	Sumitomo Bakelite Co. Ltd.	34,000	1,528,051
	Sumitomo Chemical Co. Ltd.	608,600	2,998,155
	Sumitomo Corp.	107,300	1,528,989
	Sumitomo Dainippon Pharma Co. Ltd.	19,700	278,589
	Sumitomo Densetsu Co. Ltd.	14,200	272,576
	Sumitomo Electric Industries Ltd.	243,700	3,234,597
	Sumitomo Forestry Co. Ltd.	102,500	1,957,847
	Sumitomo Heavy Industries Ltd.	80,100	2,062,214
	Sumitomo Metal Mining Co. Ltd.	49,700	1,927,976
	Sumitomo Mitsui Construction Co. Ltd.	187,560	795,937
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	648,130
	Sumitomo Mitsui Financial Group, Inc.	104,441	3,389,072
	Sumitomo Mitsui Trust Holdings, Inc.	52,700	1,733,505
#	Sumitomo Osaka Cement Co. Ltd.	34,000	952,709
*	Sumitomo Precision Products Co. Ltd.	3,700	75,830
	Sumitomo Realty & Development Co. Ltd.	13,300	480,661
	Sumitomo Riko Co. Ltd.	36,600	238,428
	Sumitomo Rubber Industries Ltd.	146,953	1,811,056
	Sumitomo Seika Chemicals Co. Ltd.	10,700	304,753
	Sumitomo Warehouse Co. Ltd.	61,600	990,326
	Sun Frontier Fudousan Co. Ltd.	49,500	464,516
	Suncall Corp.	17,300	70,583
	Sundrug Co. Ltd.	26,900	787,257
	Suntory Beverage & Food Ltd.	14,800	574,276
	Sun-Wa Technos Corp.	8,900	120,297
#*	SuRaLa Net Co. Ltd.	400	7,341
#	Suruga Bank Ltd.	150,400	551,728
	Suzuken Co. Ltd.	36,560	1,017,755
	Suzuki Co. Ltd.	14,100	111,599
	Suzuki Motor Corp.	24,000	1,070,325
	SWCC Showa Holdings Co. Ltd.	43,200	841,750
	System Information Co. Ltd.	5,700	47,107
	System Research Co. Ltd.	1,100	19,427
	System Support, Inc.	2,400	29,047
	Systems Engineering Consultants Co. Ltd.	900	17,816
	Systena Corp.	31,000	572,873

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Syuppin Co. Ltd.	18,300	$202,871
	T Hasegawa Co. Ltd.	18,500	451,780
	T RAD Co. Ltd.	5,900	165,619
	T&D Holdings, Inc.	126,600	1,623,728
	T&K Toka Co. Ltd.	17,100	121,517
	Tachibana Eletech Co. Ltd.	18,120	244,798
	Tachikawa Corp.	10,200	112,061
	Tachi-S Co. Ltd.	33,100	400,891
	Tadano Ltd.	98,000	1,070,167
	Taihei Dengyo Kaisha Ltd.	16,500	389,756
	Taiheiyo Cement Corp.	111,067	2,359,767
	Taiheiyo Kouhatsu, Inc.	6,300	36,967
	Taiho Kogyo Co. Ltd.	16,200	114,015
	Taikisha Ltd.	18,700	534,083
	Taiko Bank Ltd.	5,600	65,644
#	Taiko Pharmaceutical Co. Ltd.	12,700	90,216
	Taisei Corp.	73,900	2,318,918
	Taisei Lamick Co. Ltd.	4,500	108,327
	Taisei Oncho Co. Ltd.	600	10,134
	Taisho Pharmaceutical Holdings Co. Ltd.	20,000	1,073,221
	Taiyo Holdings Co. Ltd.	25,200	673,705
	Taiyo Yuden Co. Ltd.	27,500	1,393,877
	Takachiho Koheki Co. Ltd.	5,500	58,793
	Takamatsu Construction Group Co. Ltd.	14,100	247,405
	Takamatsu Machinery Co. Ltd.	4,100	28,495
	Takamiya Co. Ltd.	15,500	60,996
	Takano Co. Ltd.	4,800	32,665
	Takaoka Toko Co. Ltd.	8,664	112,235
#	Takara & Co. Ltd.	7,600	118,792
	Takara Bio, Inc.	4,100	106,997
	Takara Holdings, Inc.	50,900	696,223
	Takara Leben Co. Ltd.	110,200	300,308
	Takara Standard Co. Ltd.	33,000	438,720
	Takasago International Corp.	14,800	385,717
	Takasago Thermal Engineering Co. Ltd.	34,300	627,475
	Takashima & Co. Ltd.	2,500	41,088
	Takashimaya Co. Ltd.	122,700	1,136,116
	Takasho Co. Ltd.	9,600	69,804
*	Take & Give Needs Co. Ltd.	9,170	100,418
	TAKEBISHI Corp.	5,800	76,230
	Takeda Pharmaceutical Co. Ltd.	188,152	5,280,639
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	17,126	240,102
	Takemoto Yohki Co. Ltd.	4,100	33,873
	Takeuchi Manufacturing Co. Ltd.	24,100	618,752
	Takihyo Co. Ltd.	5,600	87,644
	Takisawa Machine Tool Co. Ltd.	5,000	49,156
	Takuma Co. Ltd.	28,400	371,512
#	Tama Home Co. Ltd.	14,600	300,904
#	Tamagawa Holdings Co. Ltd.	1,800	19,081
	Tamron Co. Ltd.	12,100	284,438
	Tamura Corp.	80,800	555,222
	Tanabe Engineering Corp.	3,100	24,603
	Tanseisha Co. Ltd.	44,250	362,873
#	Taoka Chemical Co. Ltd.	2,000	30,663
	Tatsuta Electric Wire & Cable Co. Ltd.	47,200	212,303
	Tayca Corp.	14,400	166,193
#	Tazmo Co. Ltd.	4,000	58,893
	Tbk Co. Ltd.	14,600	52,373
	TBS Holdings, Inc.	22,000	347,986

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TDC Soft, Inc.	9,500	$109,132
	TDK Corp.	68,800	2,501,085
	TechMatrix Corp.	20,800	329,812
	Techno Medica Co. Ltd.	4,900	67,957
	Techno Ryowa Ltd.	7,000	54,943
#	Techno Smart Corp.	8,600	125,415
	Technoflex Corp.	4,500	39,420
	TechnoPro Holdings, Inc.	26,700	853,312
	Tecnos Japan, Inc.	8,600	45,952
	Teijin Ltd.	135,200	1,814,754
	Teikoku Electric Manufacturing Co. Ltd.	6,300	80,105
	Teikoku Sen-I Co. Ltd.	17,100	308,215
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	60,499
	Tekken Corp.	11,400	182,282
	Tenma Corp.	16,800	400,105
	Tenox Corp.	2,700	20,462
	Teraoka Seisakusho Co. Ltd.	8,000	26,348
	Terumo Corp.	13,300	586,740
	T-Gaia Corp.	10,700	190,654
	THK Co. Ltd.	28,300	608,553
#	Tigers Polymer Corp.	8,200	30,389
	TIS, Inc.	33,000	899,015
	TKC Corp.	11,500	352,546
	Toa Corp.	20,800	148,938
#	Toa Corp.	19,500	427,941
	Toa Oil Co. Ltd.	6,600	163,730
	TOA ROAD Corp.	4,400	195,515
	Toabo Corp.	3,800	14,495
	Toagosei Co. Ltd.	94,000	1,050,551
	Tobishima Corp.	22,550	211,762
	TOC Co. Ltd.	40,000	224,248
	Tocalo Co. Ltd.	57,300	702,661
	Tochigi Bank Ltd.	110,900	172,318
	Toda Corp.	144,700	911,559
*	Toda Kogyo Corp.	1,400	40,087
#	Toei Animation Co. Ltd.	1,200	186,340
	Toei Co. Ltd.	1,000	196,162
#	Toell Co. Ltd.	1,700	11,990
	Toenec Corp.	6,900	203,064
	Togami Electric Manufacturing Co. Ltd.	2,000	30,868
	Toho Bank Ltd.	187,500	335,638
	Toho Co. Ltd.	2,900	136,254
*	Toho Co. Ltd.	6,600	88,764
	Toho Gas Co. Ltd.	4,800	142,188
	Toho Holdings Co. Ltd.	54,300	879,115
	Toho Titanium Co. Ltd.	31,400	330,634
	Toho Zinc Co. Ltd.	12,500	341,680
	Tohoku Bank Ltd.	7,400	65,178
	Tohoku Electric Power Co., Inc.	27,300	177,126
	Tohoku Steel Co. Ltd.	1,900	28,932
	Tohokushinsha Film Corp.	11,900	66,735
	Tokai Carbon Co. Ltd.	86,800	1,135,407
	Tokai Corp.	16,500	317,396
	TOKAI Holdings Corp.	69,000	523,938
	Tokai Lease Co. Ltd.	500	7,049
	Tokai Rika Co. Ltd.	57,600	806,266
	Tokai Tokyo Financial Holdings, Inc.	213,500	740,139
	Token Corp.	3,020	246,253
	Tokio Marine Holdings, Inc.	36,716	1,933,831

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokushu Tokai Paper Co. Ltd.	7,300	$284,664
	Tokuyama Corp.	60,700	1,039,448
*	Tokyo Base Co. Ltd.	4,700	29,162
	Tokyo Century Corp.	13,000	744,326
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	275,892
	Tokyo Electron Device Ltd.	5,300	321,587
	Tokyo Energy & Systems, Inc.	20,900	202,829
	Tokyo Individualized Educational Institute, Inc.	8,500	53,708
#	Tokyo Keiki, Inc.	8,400	74,066
	Tokyo Kiraboshi Financial Group, Inc.	25,687	332,271
	Tokyo Ohka Kogyo Co. Ltd.	8,100	514,953
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,100	21,602
	Tokyo Radiator Manufacturing Co. Ltd.	4,000	21,248
	Tokyo Rakutenchi Co. Ltd.	3,200	114,188
*	Tokyo Rope Manufacturing Co. Ltd.	8,000	62,207
	Tokyo Sangyo Co. Ltd.	14,200	88,598
	Tokyo Seimitsu Co. Ltd.	20,400	830,607
	Tokyo Steel Manufacturing Co. Ltd.	51,400	571,966
	Tokyo Tatemono Co. Ltd.	131,900	1,938,719
	Tokyo Tekko Co. Ltd.	7,900	103,375
*	Tokyo Theatres Co., Inc.	7,000	77,079
	Tokyotokeiba Co. Ltd.	11,200	443,761
	Tokyu Construction Co. Ltd.	97,730	691,040
	Tokyu Fudosan Holdings Corp.	349,582	2,025,622
*	Tokyu Recreation Co. Ltd.	1,971	85,346
	Toli Corp.	35,000	71,341
	Tomato Bank Ltd.	6,200	56,926
	Tomen Devices Corp.	2,800	143,007
	Tomoe Corp.	20,300	81,535
#	Tomoe Engineering Co. Ltd.	6,200	124,042
	Tomoku Co. Ltd.	8,000	134,934
	TOMONY Holdings, Inc.	159,100	425,059
	Tomy Co. Ltd.	85,900	815,297
	Tonami Holdings Co. Ltd.	5,600	221,279
	Topcon Corp.	74,900	1,335,392
	Toppan Forms Co. Ltd.	51,300	493,190
	Toppan, Inc.	56,900	918,487
	Topre Corp.	38,100	440,704
	Topy Industries Ltd.	12,700	133,164
	Toray Industries, Inc.	532,900	3,320,775
	Torex Semiconductor Ltd.	2,100	48,651
	Toridoll Holdings Corp.	25,200	606,681
	Torigoe Co. Ltd.	13,900	93,508
	Torii Pharmaceutical Co. Ltd.	12,200	316,734
	Torishima Pump Manufacturing Co. Ltd.	14,500	112,060
	Tosei Corp.	28,900	277,810
	Toshiba Corp.	12,700	547,778
	Toshiba TEC Corp.	15,800	622,069
	Tosho Co. Ltd.	700	12,000
	Tosoh Corp.	100,600	1,694,206
	Totech Corp.	3,400	79,476
	Totetsu Kogyo Co. Ltd.	20,470	445,376
	TOTO Ltd.	9,699	468,600
	Tottori Bank Ltd.	6,400	62,515
	Toukei Computer Co. Ltd.	1,400	57,914
	Tow Co. Ltd.	23,400	71,282
	Towa Bank Ltd.	31,800	141,140
	Towa Corp.	13,400	291,854
	Towa Pharmaceutical Co. Ltd.	26,100	670,999

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Construction Co. Ltd.	94,700	$474,035
	Toyo Corp.	22,900	216,473
#	Toyo Denki Seizo KK	4,800	45,303
#*	Toyo Engineering Corp.	33,799	254,139
	Toyo Gosei Co. Ltd.	2,700	375,655
	Toyo Ink SC Holdings Co. Ltd.	29,500	519,528
	Toyo Kanetsu KK	6,600	145,739
	Toyo Machinery & Metal Co. Ltd.	12,000	56,782
	Toyo Securities Co. Ltd.	47,300	67,445
	Toyo Seikan Group Holdings Ltd.	86,800	1,030,666
	Toyo Sugar Refining Co. Ltd.	800	8,247
	Toyo Suisan Kaisha Ltd.	26,700	1,150,479
	Toyo Tanso Co. Ltd.	13,800	375,159
	Toyo Tire Corp.	112,700	1,874,022
	Toyo Wharf & Warehouse Co. Ltd.	3,700	46,733
	Toyobo Co. Ltd.	91,000	1,092,668
	Toyoda Gosei Co. Ltd.	45,700	935,128
	Toyota Boshoku Corp.	59,900	1,151,700
	Toyota Industries Corp.	14,600	1,241,184
#	Toyota Motor Corp., Sponsored ADR	34,806	6,145,695
	Toyota Motor Corp.	430,090	7,588,575
	Toyota Tsusho Corp.	29,600	1,283,935
	TPR Co. Ltd.	21,200	270,144
#	Traders Holdings Co. Ltd.	20,039	55,188
	Trancom Co. Ltd.	6,900	484,137
	Trans Genic, Inc.	20,900	100,276
	Transaction Co. Ltd.	8,200	82,948
	Transcosmos, Inc.	9,300	280,415
	TRE Holdings Corp.	33,340	524,196
	Trend Micro, Inc.	7,300	412,599
	Tri Chemical Laboratories, Inc.	12,000	358,932
	Trinity Industrial Corp.	1,800	13,237
	Trusco Nakayama Corp.	18,800	454,583
	TS Tech Co. Ltd.	79,400	1,062,375
*	TSI Holdings Co. Ltd.	57,105	173,182
	Tsubaki Nakashima Co. Ltd.	42,600	596,526
	Tsubakimoto Chain Co.	26,500	783,005
	Tsubakimoto Kogyo Co. Ltd.	2,900	98,326
*	Tsudakoma Corp.	2,500	17,815
	Tsugami Corp.	34,300	471,562
*	Tsukada Global Holdings, Inc.	11,700	34,937
	Tsukishima Kikai Co. Ltd.	28,100	287,294
	Tsukuba Bank Ltd.	85,900	128,760
	Tsumura & Co.	20,400	635,775
	Tsuruha Holdings, Inc.	2,900	357,701
	Tsurumi Manufacturing Co. Ltd.	13,600	209,573
	Tsutsumi Jewelry Co. Ltd.	4,600	85,741
#	Tsuzuki Denki Co. Ltd.	2,300	36,646
	TV Asahi Holdings Corp.	21,600	327,783
	Tv Tokyo Holdings Corp.	11,900	225,650
#	Twinbird Corp.	1,600	11,965
	TYK Corp.	14,700	41,564
*	UACJ Corp.	33,707	781,228
	Ube Industries Ltd.	118,720	2,211,914
	Ubicom Holdings, Inc.	3,200	81,344
	Uchida Yoko Co. Ltd.	8,200	346,895
	Ueki Corp.	3,600	46,945
	ULS Group, Inc.	800	39,478
	Ulvac, Inc.	25,700	1,441,898

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Uniden Holdings Corp.	5,400	$151,047
	Union Tool Co.	4,700	158,753
	Unipres Corp.	39,400	321,453
	United Super Markets Holdings, Inc.	52,300	477,386
	UNITED, Inc.	8,900	132,763
*	Unitika Ltd.	59,300	189,427
*	Universal Entertainment Corp.	20,800	494,103
	UPR Corp.	1,400	35,581
	Urbanet Corp. Co. Ltd.	16,300	44,410
	Usen-Next Holdings Co. Ltd.	4,200	123,639
	User Local, Inc.	1,700	27,334
	Ushio, Inc.	31,800	568,914
	USS Co. Ltd.	17,800	286,906
	UT Group Co. Ltd.	11,700	374,266
	Utoc Corp.	7,500	35,731
#*	UUUM Co. Ltd.	5,300	46,786
*	Uzabase, Inc.	9,300	166,647
	V Technology Co. Ltd.	5,600	211,180
	Valor Holdings Co. Ltd.	43,700	925,524
	Valqua Ltd.	12,400	250,241
#	Value HR Co. Ltd.	700	11,318
	ValueCommerce Co. Ltd.	6,800	268,378
#	V-Cube, Inc.	8,200	123,996
	Vector, Inc.	21,300	241,686
	Vega Corp. Co. Ltd.	1,200	14,500
	Vertex Corp.	7,160	190,589
	VINX Corp.	4,200	37,465
	Vital KSK Holdings, Inc.	43,800	292,089
	VT Holdings Co. Ltd.	88,400	395,544
	Wacoal Holdings Corp.	40,500	811,064
	Wacom Co. Ltd.	107,100	692,836
	Waida Manufacturing Co. Ltd.	2,600	26,277
	Wakachiku Construction Co. Ltd.	9,500	169,494
	Wakita & Co. Ltd.	37,200	336,587
	Warabeya Nichiyo Holdings Co. Ltd.	14,500	284,577
	Waseda Academy Co. Ltd.	3,700	33,118
	Watahan & Co. Ltd.	15,200	164,564
	Watts Co. Ltd.	3,700	24,474
	Wavelock Holdings Co. Ltd.	5,600	32,894
	WDB Holdings Co. Ltd.	4,700	148,145
	Weathernews, Inc.	2,800	204,339
	Welbe, Inc.	4,000	56,552
	Welcia Holdings Co. Ltd.	11,800	440,511
	Wellnet Corp.	7,700	33,842
#	West Holdings Corp.	21,281	1,189,432
	Will Group, Inc.	5,300	59,883
	WIN-Partners Co. Ltd.	6,800	57,419
	Wood One Co. Ltd.	5,300	52,657
	Workman Co. Ltd.	2,800	148,875
*	World Co. Ltd.	20,500	251,615
	World Holdings Co. Ltd.	9,600	239,795
	Wow World, Inc.	2,200	33,686
	Wowow, Inc.	6,300	128,282
	Xebio Holdings Co. Ltd.	27,600	256,495
#	YAC Holdings Co. Ltd.	6,500	54,103
#	Yachiyo Industry Co. Ltd.	13,800	107,993
	Yahagi Construction Co. Ltd.	24,500	164,394
	Yaizu Suisankagaku Industry Co. Ltd.	5,200	44,796
	Yakult Honsha Co. Ltd.	3,700	186,954

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	YAKUODO Holdings Co. Ltd.	12,600	$266,244
	YAMABIKO Corp.	41,800	455,524
	Yamada Holdings Co. Ltd.	387,508	1,480,784
	Yamae Group Holdings Co. Ltd.	3,600	36,131
	Yamagata Bank Ltd.	24,499	174,757
	Yamaguchi Financial Group, Inc.	199,300	1,112,596
	Yamaha Corp.	1,700	107,403
	Yamaha Motor Co. Ltd.	85,300	2,377,635
	Yamaichi Electronics Co. Ltd.	23,500	360,793
#	YA-MAN Ltd.	24,800	263,451
	Yamanashi Chuo Bank Ltd.	23,900	172,268
	Yamatane Corp.	9,400	129,278
	Yamato Corp.	16,500	113,640
	Yamato Holdings Co. Ltd.	10,500	258,124
	Yamato Kogyo Co. Ltd.	35,900	1,203,738
#	Yamaya Corp.	4,200	88,759
#	Yamazaki Baking Co. Ltd.	74,600	1,133,234
	Yamazen Corp.	50,900	471,600
	Yaoko Co. Ltd.	8,900	529,758
	Yashima Denki Co. Ltd.	11,200	94,010
	Yaskawa Electric Corp.	5,400	233,885
	Yasuda Logistics Corp.	13,600	115,760
	Yasunaga Corp.	6,200	64,175
	YE DIGITAL Corp.	7,100	32,338
	Yellow Hat Ltd.	31,600	514,853
	Yodogawa Steel Works Ltd.	21,500	469,781
	Yokogawa Bridge Holdings Corp.	24,800	499,874
	Yokogawa Electric Corp.	51,300	1,025,089
	Yokohama Reito Co. Ltd.	50,700	387,690
	Yokohama Rubber Co. Ltd.	107,999	1,827,468
	Yokowo Co. Ltd.	17,900	397,817
	Yomeishu Seizo Co. Ltd.	7,600	120,856
	Yondenko Corp.	8,000	119,162
	Yondoshi Holdings, Inc.	13,800	209,342
	Yorozu Corp.	21,500	224,560
*	Yoshimura Food Holdings KK	4,900	33,897
	Yotai Refractories Co. Ltd.	12,200	137,424
	Yuasa Funashoku Co. Ltd.	1,500	40,023
	Yuasa Trading Co. Ltd.	17,800	475,713
	Yuken Kogyo Co. Ltd.	2,300	35,520
	Yukiguni Maitake Co. Ltd.	3,300	41,392
	Yurtec Corp.	32,100	188,032
	Yushin Precision Equipment Co. Ltd.	13,400	90,508
	Yushiro Chemical Industry Co. Ltd.	7,600	79,969
	Yutaka Giken Co. Ltd.	1,200	20,192
	Z Holdings Corp.	88,800	551,272
	Zaoh Co. Ltd.	3,100	48,448
	Zenitaka Corp.	2,200	77,978
	Zenkoku Hosho Co. Ltd.	19,700	951,995
	Zenrin Co. Ltd.	23,800	219,444
	Zensho Holdings Co. Ltd.	14,850	342,985
	Zeon Corp.	60,400	716,585
	ZERIA Pharmaceutical Co. Ltd.	11,100	198,716
	ZOZO, Inc.	14,100	452,589
	Zuiko Corp.	8,200	63,293

TOTAL JAPAN.			868,274,242

NETHERLANDS — (4.0%)
	Aalberts NV	91,043	5,039,104

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
Ω	ABN AMRO Bank NV	161,364	$2,373,295
*	Accell Group NV	24,245	999,575
#	Aegon NV	1,281,817	6,501,745
	Aegon NV	34,041	171,906
*	AFC Ajax NV	70	1,206
	Akzo Nobel NV	8,366	961,447
*Ω	Alfen Beheer BV	2,764	311,359
	AMG Advanced Metallurgical Group NV	19,117	563,858
*	Amsterdam Commodities NV	16,646	467,252
	APERAM SA	41,498	2,474,261
	Arcadis NV	89,439	4,359,315
	ArcelorMittal SA	145,914	4,985,901
	ASM International NV	10,551	4,775,220
	ASML Holding NV	695	564,965
	ASML Holding NV	9,650	7,844,024
	ASR Nederland NV	149,446	6,985,735
Ω	B&S Group Sarl	27,789	251,166
#*Ω	Basic-Fit NV	17,636	856,331
	BE Semiconductor Industries NV	52,279	4,776,510
	Boskalis Westminster	84,447	2,518,567
	Brunel International NV	24,707	339,487
	Coca-Cola Europacific Partners PLC	45,905	2,427,472
	Corbion NV	48,933	2,323,457
Ω	Flow Traders	44,869	1,523,050
	ForFarmers NV	43,098	205,510
*	Fugro NV	47,361	401,409
*Ω	GrandVision NV	485	15,916
	Heijmans NV	33,598	467,713
#	Heineken NV	16,440	1,819,728
*	Hunter Douglas NV	3,204	381,563
	IMCD NV	23,623	5,245,360
#	ING Groep NV, Sponsored ADR	33,099	500,788
	ING Groep NV	341,104	5,174,173
*Ω	Intertrust NV	82,149	1,242,112
	JDE Peet’s NV	7,185	209,219
	Kendrion NV	15,329	354,741
	Koninklijke Ahold Delhaize NV, Sponsored ADR	7,705	250,790
	Koninklijke Ahold Delhaize NV	417,882	13,594,727
*	Koninklijke BAM Groep NV	262,891	763,026
	Koninklijke DSM NV	6,231	1,361,337
	Koninklijke KPN NV	1,340,874	4,006,443
	Koninklijke Philips NV	7,654	361,079
	Koninklijke Philips NV	40,620	1,919,290
	Koninklijke Vopak NV	61,770	2,458,316
	Nedap NV	3,190	223,139
#	NN Group NV	101,484	5,425,006
*	OCI NV	23,487	665,821
	Ordina NV	115,800	482,688
#	PostNL NV	261,393	1,134,475
	Prosus NV	3,798	334,539
*	QIAGEN NV	19,270	1,074,495
	Randstad NV	97,050	6,972,790
	SBM Offshore NV	162,450	2,564,805
Ω	Signify NV	139,981	6,782,973
*	Sligro Food Group NV	24,420	654,186
#††	SNS NV	28,066	0
	Stellantis NV	684,296	13,663,295
	TKH Group NV	38,856	2,213,511
*	TomTom NV	82,767	711,271

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Universal Music Group NV	11,832	$343,518
	Van Lanschot Kempen NV	21,113	585,465
	Wolters Kluwer NV	51,502	5,393,208

TOTAL NETHERLANDS			154,354,633

NEW ZEALAND — (0.5%)
#*	a2 Milk Co. Ltd.	62,288	293,404
*	Air New Zealand Ltd.	498,312	596,797
	Arvida Group Ltd.	275,006	393,272
*	Auckland International Airport Ltd.	125,345	718,465
	Chorus Ltd.	320,638	1,464,229
	Chorus Ltd., ADR	462	10,554
#	Comvita Ltd.	15,006	39,966
	EBOS Group Ltd.	20,002	520,005
	Fletcher Building Ltd.	332,287	1,709,056
	Fletcher Building Ltd.	3,803	19,469
#	Fonterra Co-operative Group Ltd.	18,144	52,045
	Freightways Ltd.	120,190	1,115,961
	Genesis Energy Ltd.	63,571	148,535
#*	Gentrack Group Ltd.	19,890	27,511
	Hallenstein Glasson Holdings Ltd.	23,447	117,699
	Heartland Group Holdings Ltd.	550,057	925,808
	Infratil Ltd.	104,741	621,478
	Investore Property Ltd.	51,879	69,997
	Kathmandu Holdings Ltd.	593,916	676,504
	Mainfreight Ltd.	15,096	972,796
	Napier Port Holdings Ltd.	24,267	53,226
*	New Zealand Refining Co. Ltd.	154,623	93,977
	NZME Ltd.	54,625	45,742
	NZX Ltd.	168,915	209,667
	Oceania Healthcare Ltd.	524,212	525,386
*	Pacific Edge Ltd.	94,055	99,128
	PGG Wrightson Ltd.	5,415	17,492
	Port of Tauranga Ltd.	29,795	147,403
*	Pushpay Holdings Ltd.	127,202	173,452
*	Rakon Ltd.	43,204	47,407
*	Restaurant Brands New Zealand Ltd.	16,705	186,474
#	Ryman Healthcare Ltd.	9,270	95,937
#*	Sanford Ltd.	53,079	192,231
	Scales Corp. Ltd.	87,423	335,803
*	Serko Ltd.	6,303	35,324
	Skellerup Holdings Ltd.	118,664	529,814
*	SKY Network Television Ltd.	144,074	195,868
	SKYCITY Entertainment Group Ltd.	547,295	1,255,010
	Spark New Zealand Ltd.	131,525	430,570
	Steel & Tube Holdings Ltd.	101,052	86,283
	Summerset Group Holdings Ltd.	166,758	1,734,888
#*	Synlait Milk Ltd.	24,199	62,450
*	Tourism Holdings Ltd.	98,466	193,919
	TOWER Ltd.	144,862	65,928
#	Trustpower Ltd.	8,621	45,914
	Turners Automotive Group Ltd.	20,348	63,556
	Vector Ltd.	33,846	99,295
*	Vista Group International Ltd.	119,972	217,606
	Warehouse Group Ltd.	68,182	197,000
	Z Energy Ltd.	355,741	918,121

TOTAL NEW ZEALAND			18,848,422

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,286	$44,340
	ABG Sundal Collier Holding ASA	325,871	359,416
	AF Gruppen ASA	7,627	177,883
*	Akastor ASA	111,833	77,794
	Aker ASA, Class A	1,420	130,882
	Aker BP ASA	9,134	350,489
*	Aker Solutions ASA	194,409	551,684
	American Shipping Co. ASA	50,675	187,333
*	Archer Ltd.	112,942	65,045
*	ArcticZymes Technologies ASA	3,893	40,945
	Atea ASA	41,500	775,468
	Austevoll Seafood ASA	37,855	512,503
*	Axactor SE	123,055	118,501
*	B2Holding ASA	166,279	182,307
	Bakkafrost P/F	1,307	120,903
	Bank Norwegian ASA	142,285	1,764,625
	Belships ASA	29,249	49,009
	Bonheur ASA	23,249	919,009
#*	Borr Drilling Ltd.	1,670	1,695
*	Borr Drilling Ltd.	712	719
	Borregaard ASA	39,309	954,558
	Bouvet ASA	13,478	107,994
#*	BW Energy Ltd.	39,207	128,375
Ω	BW LPG Ltd.	97,983	523,666
	BW Offshore Ltd.	105,723	344,294
*Ω	Crayon Group Holding ASA	6,957	162,466
#	DNB Bank ASA	108,244	2,575,847
*	DNO ASA	530,277	773,232
Ω	Elkem ASA	90,972	361,602
*	Ensurge Micropower ASA	451,052	37,815
Ω	Entra ASA	1,513	37,766
	Equinor ASA	102,610	2,599,966
Ω	Europris ASA	171,503	1,269,974
	FLEX LNG Ltd.	39,625	800,951
#	Frontline Ltd.	56,139	498,991
	Gjensidige Forsikring ASA	4,148	103,280
*	Golar LNG Ltd.	3,400	44,302
	Golden Ocean Group Ltd.	50,488	456,624
#*	Grieg Seafood ASA	24,318	270,430
	Hafnia Ltd.	49,473	105,456
*	Hexagon Composites ASA	7,252	29,211
*	IDEX Biometrics ASA	68,923	20,697
Ω	Kid ASA	9,787	131,061
	Kitron ASA	49,059	104,298
#	Komplett Bank ASA	101,556	91,868
#*	Kongsberg Automotive ASA	64,131	22,919
	Kongsberg Gruppen ASA	17,712	581,256
	Leroy Seafood Group ASA	14,296	129,975
	Medistim ASA	2,041	91,561
	Mowi ASA	9,964	288,939
*	MPC Container Ships AS	21,093	49,987
Ω	Multiconsult ASA	2,733	58,876
*	Nekkar ASA	25,072	29,015
*	Nordic Nanovector ASA	11,016	34,780
*	Nordic Semiconductor ASA	15,788	469,064
	Norsk Hydro ASA	193,878	1,424,124
*Ω	Norske Skog ASA	7,948	32,679
	Norway Royal Salmon ASA	5,466	115,088
*	Norwegian Energy Co. ASA	6,879	133,488

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Ocean Yield ASA	32,443	$157,623
*	Odfjell Drilling Ltd.	113,637	287,120
*	Odfjell SE, Class A	11,269	42,163
Ω	Okeanis Eco Tankers Corp.	4,925	53,087
	Olav Thon Eiendomsselskap ASA	498	10,955
	Orkla ASA	38,360	373,105
*	Otello Corp. ASA	84,226	286,237
	Pareto Bank ASA	6,619	48,327
#*	PGS ASA	399,196	163,070
*	PhotoCure ASA	5,259	74,211
	Protector Forsikring ASA	31,961	370,415
*	Q-Free ASA	37,365	35,685
*	REC Silicon ASA	42,533	77,246
	Salmar ASA	2,995	228,490
*	SATS ASA	20,346	51,589
Ω	Sbanken ASA	84,781	994,513
	Schibsted ASA, Class A	4,006	206,971
	Schibsted ASA, Class B	5,333	241,901
	Selvaag Bolig ASA	38,194	235,076
*Ω	Shelf Drilling Ltd.	49,021	35,240
*	Solon Eiendom ASA	8,252	37,690
	Sparebank 1 Oestlandet	874	14,401
	SpareBank 1 SR-Bank ASA	84,103	1,289,862
	Storebrand ASA	159,246	1,707,934
	Subsea 7 SA	139,295	1,250,382
	Telenor ASA	10,793	170,535
	TGS ASA	94,847	874,738
	Tomra Systems ASA	7,734	499,854
	Treasure ASA	54,160	96,402
	Veidekke ASA	44,267	637,887
*	Wallenius Wilhelmsen ASA	42,394	194,209
	Wilh Wilhelmsen Holding ASA, Class A	10,229	226,422
Ω	XXL ASA	54,810	90,804
	Yara International ASA	12,686	663,007

TOTAL NORWAY			34,154,176

PORTUGAL — (0.3%)
	Altri SGPS SA	71,462	463,045
*	Banco Comercial Portugues SA, Class R	7,742,386	1,396,848
††	Banco Espirito Santo SA	712,067	0
	Corticeira Amorim SGPS SA	8,782	122,281
	CTT-Correios de Portugal SA	93,324	512,864
	EDP Renovaveis SA	28,613	796,836
	Galp Energia SGPS SA	234,419	2,435,131
*	Greenvolt-Energias Renovaveis SA	1,299	10,203
*	Ibersol SGPS SA	4,510	25,887
	Jeronimo Martins SGPS SA	16,289	369,022
#*	Mota-Engil SGPS SA	64,984	101,443
	Navigator Co. SA	253,850	992,187
	NOS SGPS SA	223,270	871,061
#*	Novabase SGPS SA	3,851	20,986
	REN - Redes Energeticas Nacionais SGPS SA	92,454	281,659
	Sonae SGPS SA	907,317	998,759

TOTAL PORTUGAL			9,398,212

SINGAPORE — (0.8%)
	Accordia Golf Trust	702,300	0
	AEM Holdings Ltd.	101,600	316,423

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Amara Holdings Ltd.	90,000	$25,102
	Ascendas India Trust	234,200	241,963
	Avarga Ltd.	188,200	41,112
*	Banyan Tree Holdings Ltd.	176,900	44,650
	Bonvests Holdings Ltd.	30,000	20,926
	Boustead Projects Ltd.	26,174	19,585
	Boustead Singapore Ltd.	181,732	137,599
	Bukit Sembawang Estates Ltd.	128,900	500,298
	Bund Center Investment Ltd.	22,000	8,376
*	Capitaland Investment Ltd.	131,301	334,947
*	Centurion Corp. Ltd.	103,500	25,342
#	China Aviation Oil Singapore Corp. Ltd.	289,100	214,598
	China Sunsine Chemical Holdings Ltd.	461,700	174,534
	Chip Eng Seng Corp. Ltd.	367,100	116,812
	City Developments Ltd.	137,600	746,956
#	Civmec Ltd.	140,800	74,043
	ComfortDelGro Corp. Ltd.	385,100	446,326
*	COSCO Shipping International Singapore Co. Ltd.	778,800	158,886
	CSE Global Ltd.	222,200	84,853
	Dairy Farm International Holdings Ltd.	37,000	132,194
	DBS Group Holdings Ltd.	58,098	1,357,626
	Del Monte Pacific Ltd.	590,559	170,384
	Delfi Ltd.	61,100	34,855
*††	Ezion Holdings Ltd.	70,344	423
#*††	Ezra Holdings Ltd.	730,927	1,117
	Far East Orchard Ltd.	133,284	109,950
	First Resources Ltd.	427,300	563,686
	Food Empire Holdings Ltd.	115,500	70,253
	Frasers Property Ltd.	193,800	168,299
	Frencken Group Ltd.	276,400	469,159
	Fu Yu Corp. Ltd.	518,400	111,430
*	Gallant Venture Ltd.	254,500	24,334
	Genting Singapore Ltd.	190,200	109,974
	Geo Energy Resources Ltd.	373,800	94,551
	Golden Agri-Resources Ltd.	5,570,100	1,092,433
*	Golden Energy & Resources Ltd.	70,900	18,673
	Great Eastern Holdings Ltd.	7,800	124,573
	GuocoLand Ltd.	272,133	343,211
*	Halcyon Agri Corp. Ltd.	145,408	28,562
	Hanwell Holdings Ltd.	226,500	68,898
	Haw Par Corp. Ltd.	76,700	716,783
	Hiap Hoe Ltd.	39,000	19,078
	Ho Bee Land Ltd.	180,200	376,505
	Hong Fok Corp. Ltd.	353,680	206,974
	Hong Leong Asia Ltd.	280,900	175,503
	Hong Leong Finance Ltd.	101,500	181,347
	Hongkong Land Holdings Ltd.	163,600	903,443
	Hotel Grand Central Ltd.	68,447	53,349
#	Hour Glass Ltd.	179,100	259,799
	Hutchison Port Holdings Trust	4,457,300	960,147
	Hwa Hong Corp. Ltd.	21,000	5,312
*††	Hyflux Ltd.	455,600	28,042
	iFAST Corp. Ltd.	47,400	304,865
*	Indofood Agri Resources Ltd.	512,100	125,393
	InnoTek Ltd.	93,900	53,529
#	Japfa Ltd.	601,540	306,599
	Jardine Cycle & Carriage Ltd.	47,544	794,803
††	k1 Ventures Ltd.	113,100	0
	Keppel Corp. Ltd.	224,100	894,291

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Keppel Infrastructure Trust	552,199	$217,172
	KSH Holdings Ltd.	112,625	30,065
	Low Keng Huat Singapore Ltd.	98,100	34,906
*	Mandarin Oriental International Ltd.	73,600	171,028
	Metro Holdings Ltd.	401,100	227,614
	Micro-Mechanics Holdings Ltd.	5,500	13,498
#*††	Midas Holdings Ltd.	1,120,000	29,900
*	mm2 Asia Ltd.	250,000	10,973
	NetLink NBN Trust	197,100	149,024
	NSL Ltd.	11,500	6,922
#*	Oceanus Group Ltd.	2,520,200	74,933
	Olam International Ltd.	261,035	329,063
	OUE Ltd.	245,700	251,688
	Oversea-Chinese Banking Corp. Ltd.	132,346	1,156,946
	Oxley Holdings Ltd.	726,344	107,742
	Pacific Century Regional Developments Ltd.	79,400	22,087
	Pan-United Corp. Ltd.	58,750	13,288
	Propnex Ltd.	9,000	12,757
	Q&M Dental Group Singapore Ltd.	134,040	56,248
	QAF Ltd.	135,353	87,980
*	Raffles Education Corp. Ltd.	646,646	37,139
	Raffles Medical Group Ltd.	197,898	201,291
	Riverstone Holdings Ltd.	196,800	125,667
*	SATS Ltd.	20,880	64,940
	Sembcorp Industries Ltd.	805,400	1,202,041
#*	Sembcorp Marine Ltd.	19,195,139	1,125,190
	Sheng Siong Group Ltd.	408,200	430,449
*	SHS Holdings Ltd.	141,000	16,203
*	SIA Engineering Co. Ltd.	39,700	63,934
#	SIIC Environment Holdings Ltd.	1,140,660	191,063
	Sinarmas Land Ltd.	694,700	139,550
	Sing Holdings Ltd.	86,800	24,431
	Sing Investments & Finance Ltd.	13,500	14,780
#*	Singapore Airlines Ltd.	195,050	751,342
	Singapore Exchange Ltd.	61,300	439,932
	Singapore Land Group Ltd.	91,984	184,362
	Singapore Post Ltd.	835,400	406,099
	Singapore Press Holdings Ltd.	768,900	1,134,676
	Singapore Technologies Engineering Ltd.	82,600	234,570
	Singapore Telecommunications Ltd.	21,700	40,014
#	Sinostar PEC Holdings Ltd.	133,500	32,188
#	Stamford Land Corp. Ltd.	275,700	103,235
	StarHub Ltd.	241,400	222,095
	Straits Trading Co. Ltd.	82,200	221,784
#*††	Swiber Holdings Ltd.	189,500	2,867
*	Thomson Medical Group Ltd.	677,500	42,731
	Tiong Woon Corp. Holding Ltd.	68,000	24,237
#	Tuan Sing Holdings Ltd.	460,291	167,884
	UMS Holdings Ltd.	278,327	273,621
	United Overseas Bank Ltd.	65,282	1,297,697
	UOB-Kay Hian Holdings Ltd.	234,635	275,061
	UOL Group Ltd.	149,487	801,763
	Valuetronics Holdings Ltd.	310,500	133,617
	Venture Corp. Ltd.	60,700	847,876
	Wee Hur Holdings Ltd.	112,000	16,301
	Wilmar International Ltd.	103,400	330,585
#	Wing Tai Holdings Ltd.	479,068	689,396
	Yangzijiang Shipbuilding Holdings Ltd.	982,200	1,036,956

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Yeo Hiap Seng Ltd.	10,387	$6,633

TOTAL SINGAPORE			31,551,712

SPAIN — (2.0%)
	Acciona SA	14,082	2,704,348
	Acerinox SA	119,948	1,669,955
	ACS Actividades de Construccion y Servicios SA	38,721	1,014,862
Ω	Aedas Homes SA	7,797	224,091
*Ω	Aena SME SA	1,546	253,910
	Alantra Partners SA	1,451	26,989
	Almirall SA	37,001	550,223
*	Amadeus IT Group SA	9,154	612,383
*	Amper SA	490,630	109,690
	Applus Services SA	82,628	747,900
*	Atresmedia Corp. de Medios de Comunicacion SA	72,781	296,674
	Banco Bilbao Vizcaya Argentaria SA	577,300	4,040,018
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	402,506	2,805,467
*	Banco de Sabadell SA	4,141,513	3,333,076
#	Banco Santander SA	1,654,793	6,276,767
	Banco Santander SA, Sponsored ADR	76,315	289,233
	Bankinter SA	382,403	2,105,515
	CaixaBank SA	1,542,516	4,434,215
#*††	Caja de Ahorros del Mediterraneo	8,736	0
Ω	Cellnex Telecom SA	9,412	578,835
	Cia de Distribucion Integral Logista Holdings SA	34,685	739,231
	CIE Automotive SA	37,064	1,008,876
*	Construcciones y Auxiliar de Ferrocarriles SA	17,533	772,366
*	Deoleo SA	100,407	38,831
*	Distribuidora Internacional de Alimentacion SA	4,647,921	84,926
	Ebro Foods SA	50,037	993,017
*	eDreams ODIGEO SA	37,385	328,401
	Elecnor SA	21,392	261,317
	Enagas SA	192,491	4,319,395
*	Ence Energia y Celulosa SA	107,249	276,017
	Endesa SA	30,179	696,009
*	Ercros SA	80,582	326,054
	Faes Farma SA	281,521	1,146,815
	Ferrovial SA	11,761	371,272
	Fluidra SA	13,543	517,248
	Fomento de Construcciones y Contratas SA	43,560	555,330
*Ω	Gestamp Automocion SA	116,416	520,504
Ω	Global Dominion Access SA	67,965	364,623
	Grifols SA	46,486	1,064,749
	Grupo Catalana Occidente SA	24,328	864,050
	Grupo Empresarial San Jose SA	8,089	40,200
#*	Grupo Ezentis SA	71,326	21,984
	Iberdrola SA	354,335	4,187,947
	Iberpapel Gestion SA	3,316	75,422
*	Indra Sistemas SA	105,913	1,280,942
	Industria de Diseno Textil SA	27,443	994,102
	Laboratorio Reig Jofre SA	5,567	25,757
	Laboratorios Farmaceuticos Rovi SA	6,523	457,658
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	705,729
	Mapfre SA	592,152	1,253,760
*	Mediaset Espana Comunicacion SA	170,055	886,910
*	Melia Hotels International SA	75,052	554,006
Ω	Metrovacesa SA	17,684	155,045
#	Miquel y Costas & Miquel SA	16,432	227,878
Ω	Neinor Homes SA	23,518	303,362

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Obrascon Huarte Lain SA	211,775	$172,409
	Pharma Mar SA	5,445	423,525
*	Promotora de Informaciones SA, Class A	93,235	65,146
Ω	Prosegur Cash SA	88,443	60,748
	Prosegur Cia de Seguridad SA	181,048	513,761
*	Realia Business SA	69,253	58,880
	Red Electrica Corp. SA	38,398	799,513
	Repsol SA, Sponsored ADR	4,116	52,932
	Repsol SA	430,348	5,512,126
	Sacyr SA	315,513	899,353
*	Solaria Energia y Medio Ambiente SA	8,776	175,627
*Ω	Talgo SA	35,381	195,778
#*	Tecnicas Reunidas SA	19,508	176,420
#	Telefonica SA, Sponsored ADR	109,435	476,044
	Telefonica SA	342,429	1,487,396
#*	Tubacex SA	100,107	199,365
Ω	Unicaja Banco SA	1,368,091	1,463,812
	Vidrala SA	9,725	1,029,233
	Viscofan SA	28,060	1,918,762
*	Vocento SA	22,927	27,215
	Zardoya Otis SA	87,935	707,064

TOTAL SPAIN			74,908,993

SWEDEN — (3.5%)
	AAK AB	12,309	269,225
Ω	AcadeMedia AB	99,418	713,054
	AddLife AB, Class B	18,116	740,109
	AddNode Group AB, Class B	9,944	412,086
	AddTech AB, Class B	86,141	1,927,162
	AFRY AB	39,459	1,174,183
	Alfa Laval AB	16,242	696,697
Ω	Alimak Group AB	31,764	430,928
Ω	Ambea AB	35,299	245,104
*	Annehem Fastigheter AB, Class B	23,093	99,088
*	AQ Group AB	3,321	110,325
*	Arise AB	14,632	73,355
	Arjo AB, Class B	125,171	1,706,989
	Assa Abloy AB, Class B	26,509	777,844
*Ω	Attendo AB	99,827	429,008
	Avanza Bank Holding AB	23,550	936,246
	Axfood AB	19,709	483,228
*	Balco Group AB	1,411	20,899
	Beijer Alma AB	23,618	592,699
*	Beijer Electronics Group AB	17,085	150,974
#	Beijer Ref AB, Class B	40,747	836,167
	Bergman & Beving AB	20,380	367,834
	Bergs Timber AB, Class B	2,388	1,519
	Betsson AB, Class B	134,138	936,286
*	BICO Group AB, Class B	2,095	105,049
	Bilia AB, Class A	81,311	1,445,829
	BillerudKorsnas AB	170,727	3,576,042
	BioGaia AB, Class B	9,899	610,515
	Biotage AB	27,583	892,587
	Boliden AB	121,873	4,296,535
	Bonava AB, Class B	65,816	650,210
*Ω	Boozt AB	9,987	168,243
	Boule Diagnostics AB	2,755	16,776
Ω	Bravida Holding AB	109,539	1,647,613
	Bufab AB	32,505	1,386,546

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bulten AB	14,852	$133,661
	Bure Equity AB	62,993	2,923,967
	Byggmax Group AB	90,699	777,582
	Catella AB	17,101	76,684
	Catena AB	5,215	317,737
#*	Catena Media PLC	39,875	265,663
*	Cavotec SA	14,187	37,553
	Cellavision AB	3,336	151,980
	Clas Ohlson AB, Class B	32,394	348,777
	Cloetta AB, Class B	250,153	794,630
*	Collector AB	15,782	77,740
	Concentric AB	24,609	724,282
Ω	Coor Service Management Holding AB	31,990	310,774
	Corem Property Group AB, Class B	61,043	202,608
	Dios Fastigheter AB	9,684	112,668
Ω	Dometic Group AB	144,489	2,107,438
*	Doro AB	18,675	145,286
*	Duni AB	32,819	457,063
#Ω	Dustin Group AB	78,892	964,936
	Eastnine AB	14,309	249,054
	Elanders AB, Class B	11,099	191,532
	Electrolux AB, Class B	34,960	795,429
*	Electrolux Professional AB, Class B	47,546	367,342
	Elekta AB, Class B	31,794	370,223
*Ω	Eltel AB	39,179	79,798
*	Enea AB	12,041	332,070
	Eolus Vind AB, Class B	4,255	78,159
#	Epiroc AB, Class A	6,998	174,121
	Epiroc AB, Class B	3,997	84,912
	Essity AB, Class A	1,404	45,506
	Essity AB, Class B	26,375	854,331
Ω	Evolution AB	1,098	178,251
	Fagerhult AB	32,127	257,431
	FastPartner AB, Class A	7,206	102,673
	FastPartner AB, Class D	225	2,109
	Fenix Outdoor International AG	403	59,329
	Ferronordic AB	4,273	146,149
*	Fingerprint Cards AB, Class B	137,190	328,334
#	G5 Entertainment AB	2,574	141,184
	GARO AB	7,190	180,758
	Getinge AB, Class B	28,478	1,274,443
	GHP Specialty Care AB	21,244	63,597
	Granges AB	108,665	1,185,199
*Ω	Green Landscaping Group AB	1,084	10,649
#	H & M Hennes & Mauritz AB, Class B	25,878	486,838
*	Haldex AB	44,109	264,039
	Heba Fastighets AB, Class B	2,700	44,238
	Hexagon AB, Class B	28,255	454,727
	Hexatronic Group AB	12,559	551,179
	Hexpol AB	92,753	1,085,456
	HMS Networks AB	3,727	212,805
#*Ω	Hoist Finance AB	69,967	246,417
	Holmen AB, Class B	15,293	678,950
	Hufvudstaden AB, Class A	6,147	98,360
*	Humana AB	34,312	286,314
	Husqvarna AB, Class A	5,896	84,607
	Husqvarna AB, Class B	70,333	1,002,310
	ICA Gruppen AB	12,138	628,072
#	Industrivarden AB, Class A	2,482	81,877

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Indutrade AB	40,186	$1,171,480
	Instalco AB	10,187	541,529
*	International Petroleum Corp.	65,905	372,233
	Intrum AB	39,889	1,132,229
	Inwido AB	92,865	1,702,567
*	ITAB Shop Concept AB	3,909	6,284
	JM AB	43,406	1,758,662
	Karnov Group AB	27,910	179,327
*	Karo Pharma AB	6,482	42,716
*	K-fast Holding AB	11,965	109,688
	Kindred Group PLC	109,207	1,534,606
	KNOW IT AB	20,767	835,989
#	Kungsleden AB	26,023	357,887
	Lagercrantz Group AB, Class B	114,777	1,536,881
Ω	LeoVegas AB	46,763	176,969
	Lifco AB, Class B	26,604	775,727
	Lime Technologies AB	2,574	104,059
	Lindab International AB	78,498	2,571,813
	Loomis AB, Class B	64,967	1,753,305
	Lundin Energy AB	7,830	309,233
*	Medcap AB	1,778	41,386
	Medicover AB, Class B	5,531	167,689
*	Mekonomen AB	47,993	990,144
	Micro Systemation AB, Class B	4,131	20,773
#	Midsona AB, Class B	5,387	33,579
#*	Millicom International Cellular SA	95,110	3,330,313
	MIPS AB	9,600	1,162,287
*	Modern Times Group MTG AB, Class B	85,462	979,979
	Momentum Group AB, Class B	21,198	544,603
Ω	Munters Group AB	14,424	106,739
	Mycronic AB	35,726	829,056
	NCAB Group AB	1,134	90,226
	NCC AB, Class B	48,390	838,422
	Nederman Holding AB	2,023	44,621
*	Nelly Group AB	7,354	25,494
*	Net Insight AB, Class B	243,578	91,678
*	New Wave Group AB, Class B	47,435	805,067
	Nibe Industrier AB, Class B	9,620	143,084
	Nobia AB	127,874	788,141
Ω	Nobina AB	119,787	1,147,379
	Nolato AB, Class B	104,930	1,387,323
*	Nordic Entertainment Group AB, Class B	13,022	755,118
	Nordic Waterproofing Holding AB	8,993	267,392
	NP3 Fastigheter AB	4,103	145,741
	Nyfosa AB	52,318	883,044
	OEM International AB, Class B	16,341	367,593
*	Orexo AB	6,724	25,072
*	Pandox AB, Class B	48,897	861,687
	Peab AB, Class B	115,465	1,451,353
	Platzer Fastigheter Holding AB, Class B	16,219	264,307
	Pricer AB, Class B	107,548	321,777
	Proact IT Group AB	21,402	215,823
#*	Qliro AB	7,354	23,091
	Ratos AB, Class B	233,127	1,342,161
*	RaySearch Laboratories AB	22,896	162,787
Ω	Resurs Holding AB	132,449	713,757
	Rottneros AB	66,194	77,119
	Saab AB, Class B	44,120	1,229,986
	Sagax AB, Class B	6,790	265,757

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Samhallsbyggnadsbolaget i Norden AB	189,129	$1,267,878
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	49,656
	Sandvik AB	23,722	601,559
*	SAS AB	1,413,228	245,979
	Scandi Standard AB	48,812	243,373
#*Ω	Scandic Hotels Group AB	4,659	22,536
*	Sdiptech AB, Class B	3,587	187,026
	Sectra AB, Class B	38,930	947,417
	Securitas AB, Class B	55,019	911,482
	Semcon AB	12,800	183,525
#*	Sensys Gatso Group AB	659,140	74,375
*Ω	Sinch AB	5,601	106,614
	Sintercast AB	1,949	34,118
	Skandinaviska Enskilda Banken AB, Class A	163,787	2,561,273
	Skanska AB, Class B	81,449	2,070,913
	SKF AB, Class A	5,659	133,341
	SKF AB, Class B	159,536	3,705,253
*	SkiStar AB	15,425	321,767
*	SSAB AB, Class A	19,797	112,997
*	SSAB AB, Class A	107,286	611,352
*	SSAB AB, Class B	112,074	559,398
*	SSAB AB, Class B	159,034	794,877
	Svenska Cellulosa AB SCA, Class A	4,829	76,229
	Svenska Cellulosa AB SCA, Class B	108,105	1,689,147
	Svenska Handelsbanken AB, Class A	156,981	1,799,369
#	Svenska Handelsbanken AB, Class B	4,398	55,563
	Sweco AB, Class B	39,241	624,840
#	Swedbank AB, Class A	91,154	1,977,012
	Swedish Match AB	100,420	885,423
*	Swedish Orphan Biovitrum AB	46,310	1,258,489
#	Systemair AB	38,880	375,273
	Tele2 AB, Class B	148,941	2,105,039
	Telefonaktiebolaget LM Ericsson, Class A	5,440	59,600
	Telefonaktiebolaget LM Ericsson, Class B	141,294	1,542,281
#	Telia Co. AB	394,758	1,554,891
	Tethys Oil AB	25,559	186,084
	TF Bank AB	1,504	36,245
Ω	Thule Group AB	28,041	1,620,224
	Trelleborg AB, Class B	93,602	2,142,328
	Troax Group AB	16,507	675,815
	VBG Group AB, Class B	5,255	101,528
	Vitec Software Group AB, Class B	5,167	304,959
	Vitrolife AB	7,276	473,544
	Volati AB	5,022	112,372
	Volvo AB, Class A	26,969	637,578
	Volvo AB, Class B	195,670	4,562,858
	Wallenstam AB, Class B	5,314	93,268
	Wihlborgs Fastigheter AB	7,467	177,029
	XANO Industri AB, Class B	3,079	124,676

TOTAL SWEDEN			134,529,860

SWITZERLAND — (7.2%)
	ABB Ltd.	85,737	2,836,456
	Adecco Group AG	75,159	3,786,513
#	Alcon, Inc.	55,359	4,614,726
	Alcon, Inc.	33,230	2,755,382
	Allreal Holding AG	16,566	3,503,638
	ALSO Holding AG	7,288	2,162,820
*	ams AG	118,156	2,339,290

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	APG SGA SA	1,040	$235,042
	Arbonia AG	42,331	920,352
*	Aryzta AG	983,489	1,286,026
*	Ascom Holding AG	22,571	351,330
*	Autoneum Holding AG	3,722	582,630
	Bachem Holding AG, Class B	1,376	1,107,623
	Baloise Holding AG	27,155	4,327,422
	Banque Cantonale de Geneve	1,622	297,637
	Banque Cantonale Vaudoise	20,340	1,637,621
	Barry Callebaut AG	994	2,301,958
	Belimo Holding AG	3,269	1,900,549
	Bell Food Group AG	2,481	796,404
	Bellevue Group AG	10,612	476,449
	Berner Kantonalbank AG	5,066	1,164,974
	BKW AG	3,604	477,484
*	Bobst Group SA	9,691	789,176
	Bossard Holding AG, Class A	6,265	2,301,016
	Bucher Industries AG	7,145	3,606,023
	Burckhardt Compression Holding AG	955	402,229
	Burkhalter Holding AG	2,548	184,457
	Bystronic AG	1,460	2,007,478
	Calida Holding AG	4,273	226,445
	Carlo Gavazzi Holding AG	371	102,300
	Cembra Money Bank AG	27,958	1,866,321
#	Chocoladefabriken Lindt & Spruengli AG	7	840,924
	Cicor Technologies Ltd.	1,805	115,592
	Cie Financiere Richemont SA	37,519	4,642,990
	Cie Financiere Tradition SA	1,331	161,995
	Clariant AG	214,149	4,508,378
	Coltene Holding AG	4,044	511,335
	Comet Holding AG	875	325,580
#*	COSMO Pharmaceuticals NV	2,669	203,043
	Credit Suisse Group AG	164,338	1,709,396
#	Credit Suisse Group AG, Sponsored ADR	205,612	2,119,856
	Daetwyler Holding AG	2,062	802,194
	DKSH Holding AG	39,733	3,184,787
	dormakaba Holding AG	1,607	1,191,114
*	Dufry AG	38,075	2,015,928
	EFG International AG	164,502	1,153,747
	Emmi AG	2,346	2,448,100
	EMS-Chemie Holding AG	307	304,521
	Energiedienst Holding AG	2,331	118,000
#*	Evolva Holding SA	335,938	51,320
#*	Feintool International Holding AG	1,967	116,056
*	Flughafen Zurich AG	15,923	2,875,488
	Forbo Holding AG	826	1,606,977
Ω	Galenica AG	42,887	3,141,340
*	GAM Holding AG	141,610	228,096
	Geberit AG	3,368	2,630,248
	Georg Fischer AG	4,182	6,327,583
	Givaudan SA	466	2,195,762
	Gurit Holding AG	392	680,513
	Helvetia Holding AG	26,681	3,174,794
	Hiag Immobilien Holding AG	1,074	113,714
*	HOCHDORF Holding AG	837	37,491
	Holcim Ltd.	86,588	4,319,231
	Holcim Ltd.	28,089	1,408,279
	Huber & Suhner AG	16,084	1,430,672
*	Implenia AG	16,861	343,893

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Ina Invest Holding AG	3,371	$68,031
	Inficon Holding AG	1,156	1,483,270
	Interroll Holding AG	568	2,755,650
	Intershop Holding AG	491	307,116
	Investis Holding SA	1,024	114,001
	Julius Baer Group Ltd.	127,245	9,203,895
*	Jungfraubahn Holding AG	3,075	482,666
	Kardex Holding AG	5,933	1,829,984
*	Komax Holding AG	3,885	990,249
#	Kudelski SA	29,355	117,049
	Kuehne + Nagel International AG	4,892	1,540,738
	Landis+Gyr Group AG	23,146	1,591,232
*	Lastminute.com NV	3,078	147,536
	LEM Holding SA	284	688,535
	Liechtensteinische Landesbank AG	15,182	896,341
	Logitech International SA	22,187	1,856,008
	Lonza Group AG	763	627,034
	Luzerner Kantonalbank AG	3,223	1,489,523
*Ω	Medacta Group SA	849	142,147
*Ω	Medartis Holding AG	815	107,178
*Ω	Medmix AG	16,925	809,187
*	Meier Tobler Group AG	5,366	113,378
	Metall Zug AG	190	430,785
#*	Meyer Burger Technology AG	395,364	188,679
*	Mikron Holding AG	4,766	40,651
	Mobilezone Holding AG	27,329	367,754
	Mobimo Holding AG	8,667	2,920,921
	Nestle SA	126,847	16,732,029
	Novartis AG, Sponsored ADR	70,669	5,848,566
	Novartis AG	26,754	2,212,896
	OC Oerlikon Corp. AG	150,757	1,534,962
*	Orascom Development Holding AG	10,410	122,713
	Orell Fuessli AG	184	18,775
	Orior AG	6,068	623,194
	Partners Group Holding AG	1,784	3,116,566
	Peach Property Group AG	554	37,515
	Phoenix Mecano AG	622	302,678
	Plazza AG, Class A	723	262,959
	PSP Swiss Property AG	7,620	952,546
*	Rieter Holding AG	3,078	638,924
	Roche Holding AG	514	221,083
	Roche Holding AG	11,246	4,356,633
	Romande Energie Holding SA	89	132,147
	Schaffner Holding AG	381	118,311
	Schindler Holding AG	2,586	663,895
	Schweiter Technologies AG	1,082	1,554,555
*Ω	Sensirion Holding AG	5,960	858,962
	SFS Group AG	17,673	2,380,456
	SGS SA	364	1,077,629
	Siegfried Holding AG	3,536	3,401,074
	SIG Combibloc Group AG	198,730	5,197,324
	Sika AG	13,419	4,546,084
	Softwareone Holding AG	38,379	889,315
	Sonova Holding AG	3,691	1,529,445
	St Galler Kantonalbank AG	2,827	1,302,951
	Straumann Holding AG	484	1,007,541
	Sulzer AG	16,925	1,663,812
	Swatch Group AG	13,143	3,617,539
	Swatch Group AG	24,188	1,286,783

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Life Holding AG	11,301	$6,199,347
	Swiss Prime Site AG	50,325	5,116,356
	Swiss Re AG	57,831	5,602,407
*	Swiss Steel Holding AG	392,344	150,654
	Swisscom AG	15,415	8,393,842
	Swissquote Group Holding SA	15,093	3,061,603
	Tecan Group AG	3,599	2,205,115
	Temenos AG	11,645	1,782,809
	Thurgauer Kantonalbank	690	79,564
#*	Tornos Holding AG	5,138	42,001
*	TX Group AG	2,598	429,204
*	u-blox Holding AG	7,016	513,448
	UBS Group AG	200,304	3,646,069
*	UBS Group AG	156,997	2,849,496
	Valiant Holding AG	13,190	1,305,574
*	Valora Holding AG	4,630	881,132
	Varia U.S. Properties AG	756	34,859
Ω	VAT Group AG	9,825	4,696,651
	Vaudoise Assurances Holding SA	1,091	549,751
	Vetropack Holding AG	10,541	648,813
	Vifor Pharma AG	30,896	3,989,470
*	Von Roll Holding AG	8,846	11,776
	Vontobel Holding AG	44,883	4,156,571
	VP Bank AG, Class A	3,915	440,833
	VZ Holding AG	9,565	971,018
*	V-ZUG Holding AG	1,900	267,338
	Walliser Kantonalbank	1,247	137,685
	Warteck Invest AG	32	84,248
	Ypsomed Holding AG	3,233	535,274
	Zehnder Group AG	10,509	1,131,179
	Zug Estates Holding AG, Class B	246	531,888
	Zuger Kantonalbank AG	76	544,794
	Zurich Insurance Group AG	14,535	6,442,211

TOTAL SWITZERLAND			275,339,088

UNITED KINGDOM — (11.9%)
	3i Group PLC	79,240	1,479,809
	4imprint Group PLC	8,121	317,743
	888 Holdings PLC	181,616	951,031
	Abrdn Plc	1,072,476	3,728,032
	Admiral Group PLC	25,512	1,002,166
	Advanced Medical Solutions Group PLC	7,296	32,539
††	Afren PLC	449,270	0
	AG Barr PLC	66,866	453,480
Ω	Airtel Africa PLC	99,337	148,928
	AJ Bell PLC	53,002	297,081
Ω	Alfa Financial Software Holdings PLC	25,540	67,218
	Alliance Pharma PLC	174,269	244,990
*	Allied Minds PLC	36,703	11,538
	Anglo American PLC	60,227	2,291,217
	Anglo Pacific Group PLC	95,643	169,394
	Anglo-Eastern Plantations PLC	5,452	56,743
	Antofagasta PLC	49,613	967,713
*	AO World PLC	3,473	6,964
	Aptitude Software Group PLC	1,137	9,850
*	Ascential PLC	86,092	475,390
	Ashmore Group PLC	145,682	673,100
	Ashtead Group PLC	37,817	3,169,448
*	ASOS PLC	13,541	459,728

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Associated British Foods PLC	25,421	$621,692
*Ω	Aston Martin Lagonda Global Holdings PLC	7,400	172,731
Ω	Auto Trader Group PLC	189,965	1,574,893
Ω	Avast PLC	5,659	43,308
	AVEVA Group PLC	3,356	163,423
	Aviva PLC	1,051,807	5,675,461
	Avon Protection PLC	21,764	578,329
	B&M European Value Retail SA	187,253	1,622,308
*	Babcock International Group PLC	494,042	2,157,575
	BAE Systems PLC	220,942	1,665,938
Ω	Bakkavor Group PLC	38,053	65,601
	Balfour Beatty PLC	254,803	885,850
	Bank of Georgia Group PLC	39,753	824,968
	Barclays PLC, Sponsored ADR	449,799	5,033,251
	Barclays PLC	833,914	2,301,163
	Barratt Developments PLC	36,335	329,852
*	Beazley PLC	228,834	1,217,147
	Begbies Traynor Group PLC	23,992	47,522
	Bellway PLC	58,345	2,647,338
	Berkeley Group Holdings PLC	21,886	1,305,471
#	BHP Group PLC, ADR	67,738	3,588,759
*Ω	Biffa PLC	145,859	797,590
	Bloomsbury Publishing PLC	50,401	248,964
	Bodycote PLC	160,767	1,760,944
*	Boohoo Group PLC	207,345	515,721
	BP PLC, Sponsored ADR	193,575	5,573,029
	BP PLC	2,030,060	9,725,815
	Braemar Shipping Services PLC	15,684	53,843
	Brewin Dolphin Holdings PLC	255,441	1,316,518
#	British American Tobacco PLC, Sponsored ADR	7,962	278,033
	British American Tobacco PLC	154,373	5,369,775
	Britvic PLC	193,215	2,345,577
*	BT Group PLC	3,604,399	6,847,741
	Bunzl PLC	29,104	1,075,686
	Burberry Group PLC	29,279	773,817
	Burford Capital Ltd.	72,667	745,202
*	Bytes Technology Group PLC	51,271	375,131
*	C&C Group PLC	326,925	1,157,057
	Cairn Energy PLC	483,434	1,206,946
*	Capita PLC	648,576	420,964
*	Card Factory PLC	249,676	161,497
	CareTech Holdings PLC	48,296	411,558
*	Carnival PLC	10,040	202,664
	Carr’s Group PLC	10,633	21,321
	Castings PLC	9,986	49,178
	Centamin PLC	1,175,120	1,501,357
	Centaur Media PLC	24,139	18,167
	Central Asia Metals PLC	50,043	167,737
*	Centrica PLC	4,038,376	3,333,625
	Chemring Group PLC	212,059	845,564
	Chesnara PLC	86,264	340,354
*	Cineworld Group PLC	402,891	337,391
*	Circassia Group PLC	36,010	21,127
	Clarkson PLC	22,442	1,229,842
	Clinigen Group PLC	75,986	637,968
	Clipper Logistics PLC	31,842	312,655
	Close Brothers Group PLC	96,860	1,908,002
	CLS Holdings PLC	40,437	123,727
Ω	CMC Markets PLC	91,464	314,250

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	CNH Industrial NV	18,151	$310,315
	Coats Group PLC	817,664	721,578
	Coca-Cola HBC AG	31,360	1,086,944
*	Compass Group PLC	19,567	415,224
	Computacenter PLC	61,493	2,260,768
Ω	ContourGlobal PLC	48,259	131,353
Ω	ConvaTec Group PLC	324,472	949,479
*	Costain Group PLC	143,300	104,858
*Ω	Countryside Properties PLC	179,730	1,156,947
	Cranswick PLC	30,482	1,440,622
	Crest Nicholson Holdings PLC	292,324	1,426,774
	Croda International PLC	12,539	1,622,865
	Currys PLC	1,166,476	1,939,563
*	CVS Group PLC	14,981	510,560
	Daily Mail & General Trust PLC, Class A	63,324	898,786
	DCC PLC	8,675	723,845
*	De La Rue PLC	48,430	111,076
	Dechra Pharmaceuticals PLC	2,912	203,576
	Devro PLC	164,604	485,413
*	DFS Furniture PLC	136,322	508,886
	Diageo PLC, Sponsored ADR	2,322	463,634
*	Dialight PLC	11,223	53,261
#*	Dignity PLC	18,727	181,467
	Diploma PLC	30,920	1,270,723
	Direct Line Insurance Group PLC	492,662	1,969,123
	DiscoverIE Group PLC	57,635	825,570
	Diversified Energy Co. PLC	322,312	509,160
	Domino’s Pizza Group PLC	184,686	978,368
	dotdigital group PLC	73,697	242,529
	Drax Group PLC	452,646	3,292,014
	DS Smith PLC	413,780	2,170,555
	Dunelm Group PLC	58,420	1,024,301
Ω	DWF Group PLC	46,165	71,524
*	easyJet PLC	53,086	452,511
	EKF Diagnostics Holdings PLC	36,114	39,814
	Electrocomponents PLC	281,301	4,327,981
*	Elementis PLC	559,831	1,067,262
	EMIS Group PLC	37,849	698,919
*	Energean PLC	20,581	252,899
*	EnQuest PLC	818,856	269,296
*	Entain PLC	86,321	2,418,810
	Epwin Group PLC	20,620	31,508
*Ω	Equiniti Group PLC	314,424	767,714
#*	Esken Ltd.	201,963	37,283
	Essentra PLC	199,994	796,536
	Euromoney Institutional Investor PLC	60,618	867,039
	Evraz PLC	92,690	787,309
	Experian PLC	52,061	2,387,059
*	FD Technologies PLC	637	18,190
	FDM Group Holdings PLC	27,906	458,517
	Ferguson PLC	15,967	2,402,394
	Ferrexpo PLC	371,543	1,584,963
	Fevertree Drinks PLC	1,483	46,146
#*	Firstgroup PLC	1,380,755	1,898,365
Ω	Forterra PLC	42,119	149,316
	Foxtons Group PLC	184,772	118,990
*	Frasers Group PLC	245,013	2,159,688
	Fresnillo PLC	21,045	247,669
*	Frontier Developments PLC	1,251	42,150

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Fuller Smith & Turner PLC, Class A	8,312	$77,223
*Ω	Funding Circle Holdings PLC	25,268	54,225
	Future PLC	12,107	584,065
	Galliford Try Holdings PLC	93,014	255,127
	Games Workshop Group PLC	8,841	1,167,736
	Gamma Communications PLC	19,025	470,349
	GB Group PLC	7,526	91,494
	Gem Diamonds Ltd.	187,716	138,733
	Genel Energy PLC	158,881	327,886
	Genuit Group PLC	110,320	1,001,002
	Genus PLC	12,874	976,258
*	Georgia Capital PLC	30,764	254,312
#	GlaxoSmithKline PLC, Sponsored ADR	77,488	3,280,067
	GlaxoSmithKline PLC	16,968	352,270
	Glencore PLC	873,439	4,367,704
*	Go-Ahead Group PLC	45,314	488,034
	Gooch & Housego PLC	3,043	50,036
	Goodwin PLC	236	11,830
	Grafton Group PLC	152,989	2,810,025
	Grainger PLC	265,791	1,117,875
*	Greencore Group PLC	463,890	820,216
	Greggs PLC	109,352	4,570,578
*	Griffin Mining Ltd.	18,118	25,299
	Gulf Keystone Petroleum Ltd.	211,119	573,462
*Ω	Gym Group PLC	52,794	186,629
	H&T Group PLC	17,812	66,530
	Halfords Group PLC	242,686	884,390
	Halma PLC	17,896	725,742
*	Harbour Energy PLC	38,392	183,755
	Hargreaves Lansdown PLC	31,344	659,570
	Harworth Group PLC	6,436	14,924
	Hays PLC	378,396	857,540
	Headlam Group PLC	39,397	245,076
	Helical PLC	131,806	830,769
*	Helios Towers PLC	144,959	306,421
	Henry Boot PLC	48,872	187,571
	Hikma Pharmaceuticals PLC	27,881	919,011
	Hill & Smith Holdings PLC	74,079	1,859,122
	Hilton Food Group PLC	29,636	473,991
	Hiscox Ltd.	102,913	1,170,885
	Hochschild Mining PLC	267,038	520,578
*	Hollywood Bowl Group PLC	39,371	128,107
	HomeServe PLC	115,256	1,346,362
*Ω	Hostelworld Group PLC	9,856	9,716
	Howden Joinery Group PLC	314,734	3,961,948
	HSBC Holdings PLC	160,618	967,751
	HSBC Holdings PLC, Sponsored ADR	320,826	9,647,238
*Ω	HSS Hire Group PLC	43,916	10,817
	Hunting PLC	139,025	321,752
*	Hyve Group PLC	160,373	238,607
Ω	Ibstock PLC	337,935	922,962
	IDOX PLC	49,337	48,378
	IG Group Holdings PLC	185,355	2,011,227
	IMI PLC	164,140	3,665,554
	Impax Asset Management Group PLC	15,409	231,349
	Imperial Brands PLC	123,152	2,598,652
	Inchcape PLC	444,705	5,019,200
*	Indivior PLC	677,711	2,261,879
*	Informa PLC	60,516	430,507

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings PLC	54,677	$427,705
#*	InterContinental Hotels Group PLC, ADR	4,801	340,228
*	InterContinental Hotels Group PLC	7,890	552,705
	Intermediate Capital Group PLC	18,251	547,435
	International Personal Finance PLC	201,729	351,347
††	Interserve PLC	462,402	0
	Intertek Group PLC	21,290	1,425,747
	Investec PLC	418,753	1,896,518
	iomart Group PLC	35,121	70,346
	IP Group PLC	898,090	1,482,134
*	IQE PLC	223,384	143,375
*	ITV PLC	1,690,814	2,488,537
*	IWG PLC	457,454	1,940,235
*	J D Wetherspoon PLC	60,769	852,896
	J Sainsbury PLC	981,072	4,018,332
*	James Fisher & Sons PLC	33,654	188,893
	James Halstead PLC	9,970	75,770
	JD Sports Fashion PLC	106,582	1,588,592
*	JET2 PLC	35,830	596,359
*	John Menzies PLC	41,277	168,254
*	John Wood Group PLC	509,590	1,485,986
	Johnson Matthey PLC	60,735	2,270,002
*	Johnson Service Group PLC	126,967	231,065
*	Joules Group PLC	33,557	91,953
Ω	JTC PLC	26,664	282,635
	Jupiter Fund Management PLC	430,542	1,474,631
*Ω	Just Eat Takeaway.com NV	1,432	102,868
*Ω	Just Eat Takeaway.com NV	4,349	311,726
*	Just Group PLC	1,047,216	1,310,283
	Kainos Group PLC	43,100	1,167,902
	Keller Group PLC	88,069	1,109,023
	Keywords Studios PLC	4,688	181,249
*	Kier Group PLC	275,235	401,246
*	Kin & Carta PLC	109,862	401,541
	Kingfisher PLC	1,314,662	6,033,761
*	Lamprell PLC	208,486	117,166
	Lancashire Holdings Ltd.	129,047	890,701
	Learning Technologies Group PLC	11,290	30,275
	Legal & General Group PLC	391,537	1,544,137
*	Liberty Global PLC, Class A	12,962	372,528
*	Liberty Global PLC, Class C	31,782	916,593
	Liontrust Asset Management PLC	12,546	374,017
	Lloyds Banking Group PLC	7,117,813	4,871,294
	Lloyds Banking Group PLC, ADR	464,511	1,263,470
	London Stock Exchange Group PLC	7,500	730,096
*	Lookers PLC	296,332	258,915
	LSL Property Services PLC	36,412	219,631
Ω	Luceco PLC	7,552	39,227
	M&G PLC	1,352,385	3,694,850
	Macfarlane Group PLC	47,550	85,149
	Man Group PLC	889,645	2,825,705
*	Marks & Spencer Group PLC	1,260,810	3,169,356
	Marshalls PLC	158,019	1,530,540
*	Marston’s PLC	694,415	754,670
*	McBride PLC	155,514	148,689
	Mears Group PLC	103,068	279,494
	Medica Group PLC	16,238	36,533
*	Mediclinic International PLC	425,851	1,948,406
*	Meggitt PLC	232,174	2,383,686

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Melrose Industries PLC	1,014,841	$2,189,565
	Micro Focus International PLC, Sponsored ADR	27,626	135,645
	Micro Focus International PLC	206,695	1,012,902
	Midwich Group PLC	1,516	13,779
*	Mitchells & Butlers PLC	269,314	934,073
*	Mitie Group PLC	841,211	755,902
	MJ Gleeson PLC	12,801	133,725
	Mondi PLC	90,272	2,254,431
	Moneysupermarket.com Group PLC	296,633	861,197
	Morgan Advanced Materials PLC	268,050	1,267,193
	Morgan Sindall Group PLC	37,370	1,157,775
	Mortgage Advice Bureau Holdings Ltd.	4,407	80,416
*	Motorpoint group PLC	16,362	80,226
*	N Brown Group PLC	170,573	101,098
*	Naked Wines PLC	19,672	200,128
*	National Express Group PLC	380,532	1,190,778
	Natwest Group PLC	880,087	2,653,616
	Natwest Group PLC, Sponsored ADR	5,301	32,071
	NCC Group PLC	153,476	521,765
	Next Fifteen Communications Group PLC	20,139	339,390
	Next PLC	12,595	1,372,722
	Ninety One PLC	162,343	576,418
	Norcros PLC	33,409	152,045
	Numis Corp. PLC	39,607	182,286
*Ω	On the Beach Group PLC	95,956	391,627
	OSB Group PLC	177,650	1,225,431
	Oxford Instruments PLC	40,733	1,281,603
	Pagegroup PLC	203,479	1,846,318
	Pan African Resources PLC	110,793	26,230
*	Pantheon Resources PLC	245,353	260,572
	Paragon Banking Group PLC	343,713	2,576,668
*	Parkmead Group PLC	27,786	17,549
	PayPoint PLC	44,988	424,512
	Pearson PLC	110,820	911,896
	Pearson PLC, Sponsored ADR	70,133	580,701
*	Pendragon PLC	1,498,088	376,845
	Pennon Group PLC	49,701	792,764
	Persimmon PLC	39,922	1,487,426
#*	Petrofac Ltd.	158,324	280,410
	Petrofac Ltd.	39,581	7,854
#*	Petropavlovsk PLC	2,970,905	962,627
	Pets at Home Group PLC	418,995	2,764,921
*	Pharos Energy PLC	242,538	66,429
	Phoenix Group Holdings PLC	241,044	2,164,220
*	Photo-Me International PLC	267,503	241,808
*	Playtech PLC	228,110	2,170,210
	Plus500 Ltd.	79,430	1,429,982
	Polar Capital Holdings PLC	22,734	258,324
	Porvair PLC	5,901	55,617
*	PPHE Hotel Group Ltd.	3,390	64,667
	Premier Foods PLC	1,230,049	1,846,225
*	Provident Financial PLC	148,979	752,636
#	Prudential PLC, ADR	17,767	733,777
	Prudential PLC	25,712	524,729
*	PureTech Health PLC	51,734	249,394
	PZ Cussons PLC	211,344	620,900
	QinetiQ Group PLC	218,543	806,411
Ω	Quilter PLC	639,713	1,362,033
*	Rank Group PLC	148,414	333,532

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Rathbone Brothers PLC	29,768	$800,354
*	Raven Property Group Ltd.	76,713	37,064
	Reach PLC	740,087	3,209,659
	Reckitt Benckiser Group PLC	18,830	1,528,672
	Record PLC	46,761	53,171
	Redde Northgate PLC	231,361	1,258,615
	Redrow PLC	204,454	1,800,161
	RELX PLC, Sponsored ADR	35,523	1,107,962
	RELX PLC	1,141	35,394
	Renew Holdings PLC	1,669	17,407
*	Renewi PLC	85,721	828,777
*	Renold PLC	12,120	4,782
	Rentokil Initial PLC	263,331	2,119,536
*	Restaurant Group PLC	391,897	472,682
	Rhi Magnesita NV	7,622	354,621
	RHI Magnesita NV	15,177	697,465
	Ricardo PLC	35,937	206,834
	Rightmove PLC	179,160	1,693,521
	Rio Tinto PLC	5,471	341,125
#	Rio Tinto PLC, Sponsored ADR	73,351	4,640,918
	RM PLC	21,947	62,509
	Robert Walters PLC	33,331	387,900
*	Rolls-Royce Holdings PLC	382,912	691,095
	Rotork PLC	405,807	1,961,713
	Royal Dutch Shell PLC, Sponsored ADR, Class B	311,988	14,301,530
	Royal Dutch Shell PLC, Class B	74,667	1,713,512
	Royal Mail PLC	680,062	3,920,435
	RPS Group PLC	197,408	340,817
	RWS Holdings PLC	74,224	630,417
	S&U PLC	421	16,702
Ω	Sabre Insurance Group PLC	18,819	50,409
*	Saga PLC	76,476	325,453
	Sage Group PLC	105,369	1,024,768
	Sanne Group PLC	3,771	46,621
	Savills PLC	119,390	2,322,027
	Schroders PLC	11,345	561,961
	Schroders PLC	4,379	148,003
	ScS Group PLC	3,189	11,187
	Secure Trust Bank PLC	460	7,705
*	Senior PLC	341,631	750,087
	Serco Group PLC	355,532	614,151
	Serica Energy PLC	92,531	260,717
	Severfield PLC	95,528	93,656
	Severn Trent PLC	20,628	772,565
*	SIG PLC	449,991	319,596
	Sirius Real Estate Ltd.	12,822	23,685
	Smart Metering Systems PLC	32,593	363,455
#	Smith & Nephew PLC, Sponsored ADR	7,618	264,725
	Smith & Nephew PLC	40,935	706,950
	Smiths Group PLC	26,002	482,806
	Softcat PLC	37,839	1,005,663
	Spectris PLC	29,568	1,521,337
	Speedy Hire PLC	374,994	326,843
	Spirax-Sarco Engineering PLC	13,079	2,791,967
*Ω	Spire Healthcare Group PLC	301,858	973,473
	Spirent Communications PLC	228,871	898,688
	SSE PLC	121,794	2,742,751
*	SSP Group PLC	135,091	475,937
	St. James’s Place PLC	104,998	2,268,254

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Stagecoach Group PLC	202,756	$221,154
	Standard Chartered PLC	631,178	4,268,657
	SThree PLC	84,180	678,419
	Stock Spirits Group PLC	117,640	602,914
	Stolt-Nielsen Ltd.	26,310	405,790
	Strix Group PLC	10,709	42,742
*	Studio Retail Group PLC	41,980	148,360
*	Superdry PLC	58,169	230,434
	Synthomer PLC	300,635	2,083,564
	Tate & Lyle PLC	278,416	2,466,983
	Tatton Asset Management PLC	1,745	13,017
	Taylor Wimpey PLC	519,615	1,099,406
	TBC Bank Group PLC	26,107	560,053
*	Ted Baker PLC	41,473	76,569
	Telecom Plus PLC	53,037	905,763
	Tesco PLC	629,378	2,323,831
Ω	TI Fluid Systems PLC, Class B	78,905	285,897
*	Topps Tiles PLC	105,193	90,321
#*	TORM PLC, Class A	30,726	250,740
	TP ICAP Group PLC	620,624	1,317,974
	Travis Perkins PLC	182,360	3,855,245
*	Tremor International Ltd.	12,238	113,916
#*	Tremor International Ltd., ADR	600	11,370
	Trifast PLC	53,698	98,975
	TT Electronics PLC	100,427	350,072
#*	TUI AG	59,296	198,569
*	Tullow Oil PLC	1,179,618	740,788
	Tyman PLC	45,563	232,649
*	U & I Group PLC	131,215	154,528
	Ultra Electronics Holdings PLC	56,105	2,486,104
	Unilever PLC, Sponsored ADR	58,032	3,109,355
	United Utilities Group PLC	34,058	484,071
	UP Global Sourcing Holdings PLC	10,496	23,685
*	Vertu Motors PLC	253,414	212,693
	Vesuvius PLC	188,839	1,217,588
	Victrex PLC	30,047	939,585
*	Virgin Money UK PLC	736,304	2,045,679
	Vistry Group PLC	136,638	2,288,100
	Vitec Group PLC	15,570	305,949
Ω	Vivo Energy PLC	159,413	230,576
	Vodafone Group PLC	1,435,190	2,115,256
#	Vodafone Group PLC, Sponsored ADR	137,989	2,062,938
	Volex PLC	27,147	166,896
	Vp PLC	2,603	35,823
*Ω	Watches of Switzerland Group PLC	36,050	559,773
	Watkin Jones PLC	58,999	194,636
	Weir Group PLC	73,699	1,748,196
*	WH Smith PLC	48,627	1,040,929
*	Whitbread PLC	25,287	1,131,284
	Wickes Group PLC	242,688	714,185
	Wincanton PLC	41,710	216,551
	WPP PLC	104,858	1,515,698
#*	Xaar PLC	62,087	146,516
	XP Power Ltd.	6,054	434,769
*	Young & Co’s Brewery PLC, Class A	13,966	283,901

TOTAL UNITED KINGDOM			453,755,951

UNITED STATES — (0.0%)
*	Arko Corp.	10,269	98,143

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED STATES — (Continued)
	Clean Seas Seafood Ltd.	9,318	$4,381
*Ω	Frontage Holdings Corp.	112,000	65,158
*	Gaming Innovation Group, Inc.	13,921	29,796
*	Jackson Financial, Inc., Class A	888	24,038
*	Jackson Financial, Inc., Class A	642	17,443
	Ovintiv, Inc.	14,227	533,758

	TOTAL UNITED STATES		772,717

	TOTAL COMMON STOCKS		3,654,859,552

	PREFERRED STOCKS — (0.5%)
	GERMANY — (0.5%)
	Bayerische Motoren Werke AG	11,102	946,354
	Biotest AG	11,540	558,345
	Draegerwerk AG & Co. KGaA	9,313	733,764
	FUCHS PETROLUB SE	35,829	1,718,387
	Henkel AG & Co. KGaA	5,107	457,523
	Jungheinrich AG	31,493	1,597,090
	Porsche Automobil Holding SE	33,026	3,437,228
	Sartorius AG	3,045	1,972,361
	Sixt SE	7,789	771,728
	STO SE & Co. KGaA	1,933	435,075
	Villeroy & Boch AG	8,449	234,142
	Volkswagen AG	30,000	6,732,942

	TOTAL GERMANY		19,594,939

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	965	0

	AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	14,098	0
*	Porr AG Rights 11/03/21	11,063	1,803

	TOTAL AUSTRIA		1,803

	CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	10,911	81,815
*	Pan American Silver Corp. Rights 02/22/29	90,066	66,631
*	Treasury Metals, Inc. Warrants 08/07/23	5,738	1,159

	TOTAL CANADA		149,605

	GERMANY — (0.0%)
*	Borussia Dortmund GmbH & Co. KGaA Rights Exp 10/04/21	2	0

	HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	34,737	362

	ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	10,221	0

	NEW ZEALAND — (0.0%)
*	Arvida Group Ltd. Rights 11/08/21	41,857	4,499

	PORTUGAL — (0.0%)
*	Ibersol SGPS SA Rights 11/12/21	4,510	1,564

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
SINGAPORE — (0.0%)
#* Ezion Holdings Ltd. Warrants 04/16/23	926,726	$0

SPAIN — (0.0%)
* Miquel y Costas & Miquel SA Rights 11/01/21	16,432	82,748

TOTAL RIGHTS/WARRANTS		240,581

TOTAL INVESTMENT SECURITIES (Cost $ 2,695,410,139)		3,674,695,072

		Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	12,358,512	142,987,985

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,838,377,627)		$3,817,683,057

As of October 31, 2021, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	78	12/17/21	$17,102,224	$17,928,300	$826,076

Total Futures Contracts			$17,102,224	$17,928,300	$826,076

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$235,357	$228,810,221	$50	$229,045,628
Austria	—	28,127,457	—	28,127,457
Belgium	1,989,595	41,793,097	—	43,782,692
Canada	377,787,675	1,408,722	—	379,196,397
China	—	248,576	—	248,576
Denmark	—	91,005,917	—	91,005,917
Finland	—	64,132,489	—	64,132,489
France	351,761	274,856,393	1,891	275,210,045
Germany	8,560,250	225,664,732	—	234,224,982
Hong Kong	117,300	83,579,229	89,656	83,786,185
Ireland	11,645,681	18,814,777	—	30,460,458
Israel	3,121,274	37,355,304	—	40,476,578
Italy	1,153,965	98,120,177	—	99,274,142
Japan	17,470,956	850,803,286	—	868,274,242
Netherlands	17,090,712	137,263,921	—	154,354,633
New Zealand	10,554	18,837,868	—	18,848,422
Norway	45,021	34,109,155	—	34,154,176
Portugal	—	9,398,212	—	9,398,212
Singapore	334,947	31,154,416	62,349	31,551,712
Spain	3,623,676	71,285,317	—	74,908,993
Sweden	372,233	134,157,627	—	134,529,860
Switzerland	16,241,831	259,097,257	—	275,339,088
United Kingdom	57,737,822	396,018,129	—	453,755,951
United States	575,239	197,478	—	772,717

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$19,594,939	—	$19,594,939
Rights/Warrants
Austria	—	1,803	—	1,803
Canada	—	149,605	—	149,605
Hong Kong	—	362	—	362
New Zealand	—	4,499	—	4,499
Portugal	—	1,564	—	1,564
Spain	—	82,748	—	82,748
Securities Lending Collateral	—	142,987,985	—	142,987,985
Futures Contracts**	$826,076	—	—	826,076

TOTAL	$519,291,925	$3,299,063,262	$153,946^	$3,818,509,133

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (98.9%)
AUSTRALIA — (4.9%)
*	A2B Australia Ltd.	25,878	$25,946
	Accent Group Ltd.	81,685	152,939
	Adbri Ltd.	69,797	157,110
*	Ainsworth Game Technology Ltd.	37,289	37,963
*	Alkane Resources Ltd.	108,591	72,844
*	Alliance Aviation Services Ltd.	17,216	48,368
	Alumina Ltd.	104,514	157,954
*	AMA Group Ltd.	205,270	75,420
*	AMP Ltd.	659,350	539,447
	Ansell Ltd.	16,779	401,734
	Appen Ltd.	15,060	122,717
*	Ardent Leisure Group Ltd.	13,661	15,443
*	Aurelia Metals Ltd.	213,133	60,626
	Aurizon Holdings Ltd.	360,999	920,353
	Austal Ltd.	102,435	145,590
	Austin Engineering Ltd.	61,155	10,813
*	Australian Agricultural Co. Ltd.	93,256	110,934
	Australian Pharmaceutical Industries Ltd.	118,673	134,791
*	Australian Strategic Materials Ltd.	11,239	90,311
	Australian Vintage Ltd.	49,798	31,284
	Auswide Bank Ltd.	8,594	44,371
	AVJennings Ltd.	21,750	9,985
	Bank of Queensland Ltd.	143,238	953,668
	Bapcor Ltd.	57,273	345,450
	Base Resources Ltd.	198,144	45,474
*	BCI Minerals Ltd.	46,417	17,715
	Beach Energy Ltd.	341,727	358,986
	Beacon Minerals Ltd.	563,983	13,516
	Bega Cheese Ltd.	51,869	212,454
	Bell Financial Group Ltd.	35,130	48,274
	Bendigo & Adelaide Bank Ltd.	152,738	1,069,762
	Bravura Solutions Ltd.	53,295	112,270
	Brickworks Ltd.	20,482	367,580
	BWX Ltd.	32,857	115,498
	Capitol Health Ltd.	129,634	33,071
	Capral Ltd.	4,081	24,544
	Cardno Ltd.	77,867	89,159
*	Catapult Group International Ltd.	3,119	4,163
	Cedar Woods Properties Ltd.	19,289	86,896
	Challenger Ltd.	94,532	496,560
*	Champion Iron Ltd.	43,369	144,863
*	Clean Seas Seafood Ltd.	24,111	11,374
	Cleanaway Waste Management Ltd.	407,020	827,780
	ClearView Wealth Ltd.	27,271	16,201
*	Cooper Energy Ltd.	312,489	68,290
*	Corporate Travel Management Ltd.	1,740	32,238
	Costa Group Holdings Ltd.	75,042	165,924
	Countplus Ltd.	14,821	11,015
*	Crown Resorts Ltd.	72,403	545,774
	CSR Ltd.	102,646	460,798
*	Dacian Gold Ltd.	42,131	7,281
*	Decmil Group Ltd.	31,265	7,431
	Domain Holdings Australia Ltd.	52,665	228,762
	Downer EDI Ltd.	156,873	750,033
	Earlypay Ltd.	23,944	8,306
*	Eclipx Group Ltd.	80,991	152,821
	Elanor Investor Group	16,331	26,434

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Elders Ltd.	32,088	$291,510
*	Electro Optic Systems Holdings Ltd.	23,663	56,999
*	Elmo Software Ltd.	3,827	15,326
	Emeco Holdings Ltd.	86,259	71,782
*	EML Payments Ltd.	57,569	129,168
	Empired Ltd.	18,885	19,195
	Enero Group Ltd.	11,466	34,206
*	EnviroSuite Ltd.	119,836	19,905
	EQT Holdings Ltd.	4,855	103,193
	Estia Health Ltd.	43,855	69,352
	Eureka Group Holdings Ltd.	32,157	16,433
*	EVENT Hospitality & Entertainment Ltd.	19,626	242,944
	Evolution Mining Ltd.	97,695	265,236
*	Experience Co. Ltd.	51,659	14,037
	Finbar Group Ltd.	36,407	22,798
	Fleetwood Ltd.	26,550	47,729
*	Flight Centre Travel Group Ltd.	9,004	136,249
*	Frontier Digital Ventures Ltd.	21,370	29,066
*	G8 Education Ltd.	233,450	194,025
	Genworth Mortgage Insurance Australia Ltd.	67,860	117,889
	Gold Road Resources Ltd.	213,399	221,335
*	Good Drinks Australia Ltd.	87,656	5,876
	GrainCorp Ltd., Class A	61,034	290,071
	GUD Holdings Ltd.	21,884	202,546
	GWA Group Ltd.	46,081	94,594
	Hansen Technologies Ltd.	22,551	107,689
	Harvey Norman Holdings Ltd.	129,872	487,229
	Healius Ltd.	129,863	475,517
*	Helloworld Travel Ltd.	5,910	12,127
	Horizon Oil Ltd.	246,669	17,026
	HT&E Ltd.	57,131	82,765
*	Huon Aquaculture Group Ltd.	6,856	19,861
	IGO Ltd.	138,594	1,014,898
	Iluka Resources Ltd.	81,168	579,085
	Imdex Ltd.	36,837	79,602
	Incitec Pivot Ltd.	452,275	1,023,311
	Intega Group Ltd.	77,867	52,800
	Integral Diagnostics Ltd.	9,252	32,719
	InvoCare Ltd.	31,005	265,645
	IOOF Holdings Ltd.	131,323	406,455
	iSelect Ltd.	32,571	8,566
	IVE Group Ltd.	19,904	26,834
*	Japara Healthcare Ltd.	61,133	64,382
	Jupiter Mines Ltd.	301,697	53,347
	Lindsay Australia Ltd.	24,865	7,390
	Link Administration Holdings Ltd.	80,324	264,472
*	Lynas Rare Earths Ltd.	21,936	122,370
	MACA Ltd.	85,857	49,568
	Macmahon Holdings Ltd.	268,775	41,581
*	Maggie Beer Holdings Ltd.	39,479	12,445
*	MaxiPARTS Ltd.	8,831	24,613
*	Mayne Pharma Group Ltd.	404,418	103,653
	McMillan Shakespeare Ltd.	1,518	15,707
	McPherson’s Ltd.	30,963	22,552
	Medusa Mining Ltd.	76,973	44,294
*	Mesoblast Ltd.	120,343	144,847
*	Metals X Ltd.	140,780	38,401
	Metcash Ltd.	200,776	618,784
	Michael Hill International Ltd.	12,726	9,495

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Michael Hill International Ltd.	19,846	$14,697
	Mineral Resources Ltd.	9,253	272,022
*	MMA Offshore Ltd.	94,336	31,047
	MNF Group Ltd.	4,206	22,566
	Monadelphous Group Ltd.	21,188	161,609
	Monash IVF Group Ltd.	81,202	57,577
	Motorcycle Holdings Ltd.	10,754	25,442
	Mount Gibson Iron Ltd.	122,578	39,014
*	Myer Holdings Ltd.	154,108	62,856
	MyState Ltd.	23,658	92,813
	Navigator Global Investments Ltd.	34,813	49,264
	New Hope Corp. Ltd.	117,510	178,052
	Nickel Mines Ltd.	196,488	155,642
	Nine Entertainment Co. Holdings Ltd.	366,679	767,921
	NRW Holdings Ltd.	97,181	134,778
*	Nufarm Ltd.	64,955	213,912
	Oil Search Ltd.	280,846	909,830
*	OM Holdings Ltd.	28,351	23,102
*	Omni Bridgeway Ltd.	33,602	78,963
*	oOh!media Ltd.	101,230	138,948
	Orica Ltd.	88,975	1,021,370
	Origin Energy Ltd.	257,433	985,963
*	Orocobre Ltd.	38,073	257,122
	Orora Ltd.	93,683	234,362
	Over the Wire Holdings Ltd.	5,656	23,012
	OZ Minerals Ltd.	93,280	1,774,355
	Pact Group Holdings Ltd.	42,916	100,291
*	Panoramic Resources Ltd.	197,806	35,870
	Paragon Care Ltd.	49,323	10,558
	Peet Ltd.	90,711	73,428
	Pendal Group Ltd.	68,759	347,783
*	Peninsula Energy Ltd.	89,991	18,063
	People Infrastructure Ltd.	10,088	33,723
	Perenti Global Ltd.	102,896	79,659
	Perpetual Ltd.	11,291	322,726
*	Perseus Mining Ltd.	282,700	335,232
	Premier Investments Ltd.	24,711	573,496
	Probiotec Ltd.	6,809	11,307
	Propel Funeral Partners Ltd.	10,928	34,569
	QANTM Intellectual Property Ltd.	10,224	9,473
	Qube Holdings Ltd.	358,718	866,334
	Ramelius Resources Ltd.	176,309	210,339
*	Red 5 Ltd.	316,038	61,614
	Regis Resources Ltd.	139,063	208,546
*	Reject Shop Ltd.	9,918	51,875
	Reliance Worldwide Corp. Ltd.	110,296	484,984
*	Resolute Mining Ltd.	196,338	61,704
*	Retail Food Group Ltd.	645,279	38,915
	Ridley Corp. Ltd.	73,183	73,268
	Sandfire Resources Ltd.	99,015	417,090
	SeaLink Travel Group Ltd.	12,848	71,178
	Select Harvests Ltd.	32,942	184,127
	Senex Energy Ltd.	44,361	148,222
	Servcorp Ltd.	13,884	42,294
	Service Stream Ltd.	66,636	44,046
	SG Fleet Group Ltd.	17,725	34,090
	Shaver Shop Group Ltd.	17,609	13,626
	Shriro Holdings Ltd.	11,748	9,287
	Sigma Healthcare Ltd.	171,826	73,679

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Silver Lake Resources Ltd.	219,062	$277,420
*	Silver Mines Ltd.	67,594	11,074
	Sims Ltd.	35,670	388,305
	Southern Cross Electrical Engineering Ltd.	64,303	31,948
	Southern Cross Media Group Ltd.	60,126	105,510
*	Speedcast International Ltd.	40,831	0
	SRG Global Ltd.	67,640	26,213
	St Barbara Ltd.	96,198	105,779
*	Star Entertainment Grp Ltd.	197,060	547,618
	Sunland Group Ltd.	37,093	75,110
	Super Retail Group Ltd.	37,069	363,660
*	Superloop Ltd.	91,133	88,639
*	Syrah Resources Ltd.	103,607	98,741
	Tabcorp Holdings Ltd.	38,743	145,881
	Tassal Group Ltd.	58,211	155,933
	Treasury Wine Estates Ltd.	4,289	37,424
	Tribune Resources Ltd.	2,830	10,478
*	Tuas Ltd.	29,329	30,873
	United Malt Grp Ltd.	73,018	223,454
*	Uniti Group Ltd.	89,938	277,182
	Virtus Health Ltd.	21,051	88,185
	Vita Group Ltd.	63,243	39,488
	Viva Energy Group Ltd.	196,664	346,489
*	Webjet Ltd.	46,700	223,487
	Western Areas Ltd.	87,370	209,204
	Westgold Resources Ltd.	87,240	127,657
*	Whitehaven Coal Ltd.	205,118	405,927
	Worley Ltd.	71,011	583,441

TOTAL AUSTRALIA			38,101,557

AUSTRIA — (0.9%)
	Addiko Bank AG	2,488	42,169
	Agrana Beteiligungs AG	3,056	64,491
	BAWAG Group AG	12,520	787,448
	Erste Group Bank AG	35,387	1,517,596
	EVN AG	8,148	230,079
	OMV AG	7,058	427,315
	POLYTEC Holding AG	3,462	33,912
*	Porr AG	2,752	39,517
	Raiffeisen Bank International AG	46,243	1,351,217
	Rosenbauer International AG	685	37,438
	Semperit AG Holding	1,824	61,574
	Strabag SE	3,802	163,234
	Telekom Austria AG, Class A	12,183	105,261
	UNIQA Insurance Group AG	33,078	307,928
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,748	283,957
	voestalpine AG	34,921	1,326,337
	Zumtobel Group AG	5,267	54,289

TOTAL AUSTRIA			6,833,762

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,082	1,045,897
	Ageas SA	41,644	2,025,884
*	AGFA-Gevaert NV	48,553	211,110
	Atenor	982	65,188
	Banque Nationale de Belgique	33	65,264
	Bekaert SA	8,217	359,919
*	bpost SA	5,688	48,731

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Cie d’Entreprises CFE	1,997	$204,168
	Deceuninck NV	15,841	67,551
	D’ieteren Group	5,147	887,468
	Econocom Group SA/NV	25,073	106,008
	Euronav NV	32,877	349,863
*	Euronav NV	17,584	185,511
	EVS Broadcast Equipment SA	3,184	74,692
	Exmar NV	5,768	30,727
*	Galapagos NV	749	39,660
*	Galapagos NV, Sponsored ADR	300	15,897
	Gimv NV	5,909	381,747
*	Greenyard NV	5,458	53,010
	Immobel SA	1,012	89,210
	Jensen-Group NV	937	28,698
*	Ontex Group NV	14,608	137,748
	Orange Belgium SA	3,040	68,928
*	Picanol	355	28,204
	Proximus SADP	16,730	315,052
	Recticel SA	10,448	192,958
	Resilux	60	12,476
	Sipef NV	1,661	111,807
	Solvay SA	9,961	1,184,085
	TER Beke SA	150	20,787
*	Tessenderlo Group SA	5,297	193,309
	Van de Velde NV	471	16,356
	VGP NV	79	20,432
	Viohalco SA	1,948	9,820

TOTAL BELGIUM			8,648,165

BRAZIL — (1.0%)
*	Alliar Medicos A Frente SA	8,300	21,765
*	Anima Holding SA	38,436	44,948
	Atacadao SA	95,740	282,277
*	BK Brasil Operacao e Assessoria a Restaurantes SA	40,500	49,299
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	18,021	80,657
*	BRF SA	83,900	345,334
*	C&A Modas Ltda	19,500	20,938
	Camil Alimentos SA	30,200	51,798
	CCR SA	197,108	399,189
	Cia Brasileira de Distribuicao	37,374	169,063
	Cia de Locacao das Americas	58,260	203,669
	Cia Siderurgica Nacional SA, Sponsored ADR	9,987	40,747
	Cielo SA	188,986	73,333
*	Cogna Educacao	206,235	90,624
	Construtora Tenda SA	22,584	68,267
	CSU Cardsystem SA	11,000	33,017
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,824	116,898
	Dexco SA	87,395	240,174
	Dimed SA Distribuidora da Medicamentos	25,600	58,922
	Direcional Engenharia SA	24,900	42,090
*	Embraer SA	60,589	235,429
*	Embraer SA, Sponsored ADR	14,937	231,972
	Enauta Participacoes SA	21,200	48,006
*	Eternit SA	8,200	19,396
	Even Construtora e Incorporadora SA	37,197	40,995
	Ez Tec Empreendimentos e Participacoes SA	16,635	53,792
	Fras-Le SA	7,200	18,128
*	Gafisa SA	58,114	20,697
	Gerdau SA, Sponsored ADR	6,222	29,430

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Grendene SA	73,400	$111,587
*	GRUPO DE MODA SOMA SA	20,801	48,356
	Guararapes Confeccoes SA	29,000	56,265
	Helbor Empreendimentos SA	11,820	10,011
	Hypera SA	54,912	273,013
	Iguatemi Empresa de Shopping Centers SA	22,800	120,953
	Industrias Romi SA	7,783	22,520
*	International Meal Co. Alimentacao SA, Class A	54,437	27,104
*	Iochpe-Maxion SA	24,826	73,812
*	IRB Brasil Resseguros SA	160,452	133,336
	JHSF Participacoes SA	78,076	69,031
	Kepler Weber SA	7,900	49,454
	M Dias Branco SA	17,478	95,847
	Mahle-Metal Leve SA	9,500	57,366
	Marcopolo SA	31,900	13,170
*	Marisa Lojas SA	19,432	14,151
	Mills Estruturas e Servicos de Engenharia SA	27,900	24,866
	Movida Participacoes SA	18,376	48,351
	MRV Engenharia e Participacoes SA	62,100	111,683
	Multiplan Empreendimentos Imobiliarios SA	56,491	185,374
*	Petro Rio SA	105,105	437,084
	Porto Seguro SA	41,968	173,559
	Portobello SA	12,600	21,343
	Positivo Tecnologia SA	18,900	28,230
*	Santos Brasil Participacoes SA	37,300	34,036
	Sao Carlos Empreendimentos e Participacoes SA	6,400	41,958
	Sao Martinho SA	36,952	250,764
	Ser Educacional SA	13,793	25,515
	SLC Agricola SA	26,745	206,518
	Sul America SA	75,261	346,314
	Tegma Gestao Logistica SA	7,300	19,803
	TIM SA	157,083	312,284
	Trisul SA	15,300	15,859
	Tupy SA	12,696	46,993
	Ultrapar Participacoes SA	102,397	236,770
	Unipar Carbocloro SA	2,916	41,721
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,000	54,772
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,559	14,623
	Vibra Energia SA	37,482	139,334
*	Vulcabras Azaleia SA	17,600	27,224
	YDUQS Participacoes SA	54,170	200,217

TOTAL BRAZIL			7,352,025

CANADA — (7.4%)
*	5N Plus, Inc.	13,300	33,100
	Acadian Timber Corp.	3,300	49,116
*	Advantage Energy Ltd.	56,100	317,761
	Aecon Group, Inc.	14,609	217,907
	AG Growth International, Inc.	3,400	74,725
	AGF Management Ltd., Class B	22,400	142,805
*	Aimia, Inc.	20,663	80,976
	Alamos Gold, Inc., Class A	104,027	771,629
	Alamos Gold, Inc., Class A	1,380	10,267
	Alaris Equity Partners Income	11,300	169,281
*	Alcanna, Inc.	5,500	35,775
	Algoma Central Corp.	2,700	37,568
	AltaGas Ltd.	70,673	1,463,027
	Altius Minerals Corp.	8,600	109,863

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Amerigo Resources Ltd.	27,200	$28,571
	Andrew Peller Ltd., Class A	5,702	39,116
	ARC Resources Ltd.	142,602	1,367,716
*	Argonaut Gold, Inc.	76,510	194,119
*	ATS Automation Tooling Systems, Inc.	3,400	115,687
*	Aurora Cannabis, Inc.	14,748	97,779
*	AutoCanada, Inc.	6,478	233,399
	B2Gold Corp.	31,287	129,183
	B2Gold Corp.	95,622	395,875
	Birchcliff Energy Ltd.	72,089	387,356
	Bird Construction, Inc.	11,164	90,929
*	Black Diamond Group Ltd.	9,300	34,041
	Calian Group Ltd.	1,200	59,729
*	Calibre Mining Corp.	18,200	21,765
	Cameco Corp.	12,677	308,013
	Canaccord Genuity Group, Inc.	25,900	299,683
	Canacol Energy Ltd.	30,949	97,028
	Canadian Tire Corp. Ltd., Class A	7,611	1,081,013
	Canadian Western Bank	25,124	803,700
*	Canfor Corp.	16,100	333,552
*	Canfor Pulp Products, Inc.	6,700	36,380
*	Capstone Mining Corp.	118,700	497,780
*	Cardinal Energy Ltd.	31,778	119,912
	Cascades, Inc.	27,037	313,276
*	Celestica, Inc.	15,058	147,870
*	Celestica, Inc.	16,141	159,115
	Cenovus Energy, Inc.	41,578	497,216
	Cenovus Energy, Inc.	44,012	527,264
	Centerra Gold, Inc.	52,346	392,510
	CES Energy Solutions Corp.	51,982	81,064
	China Gold International Resources Corp. Ltd.	61,049	176,103
	CI Financial Corp.	5,100	116,291
	Cogeco Communications, Inc.	3,521	302,397
	Cogeco, Inc.	1,600	106,503
*	Colabor Group, Inc.	12,300	9,044
*	Conifex Timber, Inc.	9,900	14,159
*	Copper Mountain Mining Corp.	45,910	140,965
	Corus Entertainment, Inc., Class B	54,480	246,956
	Crescent Point Energy Corp.	95,406	479,497
	Crescent Point Energy Corp.	4,804	24,164
*	Cronos Group, Inc.	18,042	93,638
	Dexterra Group, Inc.	11,120	80,417
	Doman Building Materials Group Ltd.	15,457	84,679
*	Dorel Industries, Inc., Class B	4,800	86,490
	DREAM Unlimited Corp., Class A	10,700	267,154
	Dundee Precious Metals, Inc.	49,900	328,205
	Dynacor Gold Mines, Inc.	10,400	23,361
	E-L Financial Corp. Ltd.	400	292,498
*	Eldorado Gold Corp.	40,242	359,957
	Empire Co. Ltd., Class A	34,382	1,027,904
	Endeavour Mining PLC	28,875	733,548
	Enerflex Ltd.	17,729	151,132
*	Ensign Energy Services, Inc.	36,162	59,608
*	Equinox Gold Corp.	11,820	87,676
	Equitable Group, Inc.	5,306	331,368
	Exchange Income Corp.	4,867	167,529
	Exco Technologies Ltd.	7,000	55,204
	Fairfax Financial Holdings Ltd.	1,983	803,150
	Fiera Capital Corp., Class A	9,080	77,917

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Finning International, Inc.	35,295	$1,044,933
	First Majestic Silver Corp.	29,683	376,084
*	Fortuna Silver Mines, Inc.	40,777	197,691
*	Frontera Energy Corp.	13,188	93,880
*	Galiano Gold, Inc.	46,170	35,068
	George Weston Ltd.	800	86,438
	Gildan Activewear, Inc.	2,300	84,456
*	GoldMoney, Inc.	8,400	16,154
*	Gran Tierra Energy, Inc.	80,760	73,739
	Hammond Power Solutions, Inc.	2,700	24,871
	Hardwoods Distribution, Inc.	1,900	63,543
*	Heroux-Devtek, Inc.	7,400	110,318
	High Liner Foods, Inc.	6,800	72,253
	HLS Therapeutics, Inc.	1,200	18,423
*	Home Capital Group, Inc., Class B	16,933	549,474
	Hudbay Minerals, Inc.	63,353	441,771
*	i-80 Gold Corp.	20,913	50,525
	iA Financial Corp., Inc.	24,644	1,457,811
*	IAMGOLD Corp.	117,772	324,501
	IGM Financial, Inc.	10,536	418,341
	Imperial Oil Ltd.	13,171	446,233
	Interfor Corp.	15,644	358,234
*	International Petroleum Corp.	21,132	118,019
*	Karora Resources, Inc.	45,210	161,464
	K-Bro Linen, Inc.	2,700	80,808
*	Kelt Exploration Ltd.	39,890	161,159
	Keyera Corp.	31,474	806,687
	Kinross Gold Corp.	182,713	1,098,404
	Kinross Gold Corp.	136,197	818,544
	KP Tissue, Inc.	3,200	27,666
	Lassonde Industries, Inc., Class A	500	71,101
	Laurentian Bank of Canada	12,495	420,707
	Leon’s Furniture Ltd.	9,221	187,758
*	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	12,128	667,060
	Logistec Corp., Class B	100	3,656
*	Lucara Diamond Corp.	96,116	46,598
	Lundin Mining Corp.	149,714	1,302,860
	Magellan Aerospace Corp.	4,379	37,506
*	Major Drilling Group International, Inc.	24,450	176,026
*	Mandalay Resources Corp.	16,200	30,107
	Maple Leaf Foods, Inc.	15,771	343,812
	Martinrea International, Inc.	21,337	198,095
*	MDF Commerce, Inc.	2,900	13,497
	Medical Facilities Corp.	7,992	59,669
*	MEG Energy Corp.	70,209	629,135
	Melcor Developments Ltd.	4,500	52,723
	Methanex Corp.	6,800	304,615
	Methanex Corp.	5,692	254,888
	MTY Food Group, Inc.	2,400	117,324
	Mullen Group Ltd.	26,838	277,575
*	New Gold, Inc.	163,375	229,697
	NFI Group, Inc.	13,688	277,388
	North American Construction Group Ltd.	6,908	118,887
*	NuVista Energy Ltd.	49,000	242,704
*	OceanaGold Corp.	206,136	384,756
	Osisko Gold Royalties Ltd.	20,521	259,166
	Osisko Gold Royalties Ltd.	10,240	129,331
	Pan American Silver Corp.	3,265	83,617

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Paramount Resources Ltd., Class A	19,972	$333,883
	Parex Resources, Inc.	30,636	594,847
	Park Lawn Corp.	8,223	245,308
	Pason Systems, Inc.	18,400	136,781
	Peyto Exploration & Development Corp.	38,297	302,019
	PFB Corp.	700	12,670
	PHX Energy Services Corp.	11,400	46,057
	Pizza Pizza Royalty Corp.	7,500	71,146
	Polaris Infrastructure, Inc.	6,400	95,255
*	Precision Drilling Corp.	2,680	118,647
*	Pretium Resources, Inc.	35,160	425,295
	Primo Water Corp.	36,100	574,636
	Quarterhill, Inc.	34,899	71,625
*	Recipe Unlimited Corp.	1,300	20,336
	Rogers Sugar, Inc.	23,600	107,550
*	Roots Corp.	9,200	21,632
	Russel Metals, Inc.	13,698	361,155
*	Sandstorm Gold Ltd.	46,764	296,016
	Secure Energy Services, Inc.	45,410	210,245
	Shaw Communications, Inc., Class B	49,246	1,420,255
*	ShawCor Ltd.	11,508	49,562
	Sienna Senior Living, Inc.	16,200	185,745
*	Sierra Metals, Inc.	8,173	16,591
*	Sierra Wireless, Inc.	7,262	121,698
	Sleep Country Canada Holdings, Inc.	3,300	92,606
	SNC-Lavalin Group, Inc.	26,569	714,675
	SSR Mining, Inc.	45,730	721,268
	SSR Mining, Inc.	5,785	91,287
	Stantec, Inc.	2,900	160,278
	Stella-Jones, Inc.	12,109	434,715
*	Storm Resources Ltd.	27,400	122,211
	Superior Plus Corp.	30,934	344,183
	Taiga Building Products Ltd.	11,800	25,076
*	Tamarack Valley Energy Ltd.	40,700	118,390
*	Taseko Mines Ltd.	74,112	156,296
	Teck Resources Ltd., Class B	76,113	2,123,553
	TerraVest Industries, Inc.	700	14,678
	Tidewater Midstream & Infrastructure Ltd.	79,505	95,719
	TMX Group Ltd.	4,789	518,486
*	Torex Gold Resources, Inc.	17,551	204,071
*	Total Energy Services, Inc.	9,732	39,475
	Tourmaline Oil Corp.	71,093	2,569,481
	TransAlta Corp.	85,610	960,138
	Transcontinental, Inc., Class A	17,896	283,421
*	TransGlobe Energy Corp.	24,100	64,067
*	Trican Well Service Ltd.	70,475	197,600
*	Turquoise Hill Resources Ltd.	17,421	220,724
*	Turquoise Hill Resources Ltd.	8,931	113,152
*	Uni-Select, Inc.	12,550	180,604
*	Vermilion Energy, Inc.	29,347	318,226
*	Vermilion Energy, Inc.	16,000	173,440
	VersaBank	3,835	45,799
	Wajax Corp.	6,900	137,766
	West Fraser Timber Co. Ltd.	20,594	1,648,884
	West Fraser Timber Co. Ltd.	3,645	291,746
	Western Forest Products, Inc.	106,255	183,731
	Westshore Terminals Investment Corp.	8,700	188,186
	Whitecap Resources, Inc.	112,865	677,589
	Winpak Ltd.	6,514	203,852

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Yamana Gold, Inc.	273,095	$1,072,432

TOTAL CANADA			57,016,464

CHILE — (0.1%)
	Besalco SA	26,110	6,901
*	Camanchaca SA	88,923	3,768
	CAP SA	11,785	116,709
	Cencosud SA	23,688	34,646
	Cia Sud Americana de Vapores SA	4,147,054	269,526
*	Clinica Las Condes SA	742	16,607
	Empresa Nacional de Telecomunicaciones SA	13,309	45,649
	Forus SA	12,068	16,092
	Grupo Security SA	100,166	15,158
	Hortifrut SA	23,978	25,492
	Inversiones Aguas Metropolitanas SA	75,503	35,755
	Inversiones La Construccion SA	3,485	12,667
*	Itau CorpBanca Chile SA	9,892,155	21,966
*	Itau CorpBanca Chile SA, ADR	900	3,105
	PAZ Corp. SA	7,807	2,744
*	Ripley Corp. SA	95,529	16,147
	Salfacorp SA	79,404	26,845
	Sigdo Koppers SA	49,252	46,350
	SMU SA	314,096	31,292
	Sociedad Matriz SAAM SA	665,856	41,594
	Socovesa SA	37,323	4,888
	SONDA SA	54,570	18,451
	Vina Concha y Toro SA	2,827	4,111

TOTAL CHILE			816,463

CHINA — (7.8%)
*	21Vianet Group, Inc., ADR	16,093	252,338
*	3SBio, Inc.	192,500	175,990
	5I5J Holding Group Co. Ltd., Class A	28,000	13,037
	AAC Technologies Holdings, Inc.	107,500	464,638
	AAG Energy Holdings Ltd.	149,000	33,356
	Accelink Technologies Co. Ltd., Class A	5,700	19,310
	Addsino Co. Ltd., Class A	17,200	41,305
	Advanced Technology & Materials Co. Ltd., Class A	23,600	31,404
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	15,800	20,745
	Agile Group Holdings Ltd.	310,000	243,022
*	Air China Ltd., Class H	90,000	63,317
*	Alibaba Pictures Group Ltd.	900,000	95,610
*	Alpha Group, Class A	23,900	18,830
*	Aluminum Corp. of China Ltd., Class H	930,000	559,665
	Angang Steel Co. Ltd., Class H	334,200	179,642
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	21,847
	Anhui Guangxin Agrochemical Co. Ltd., Class A	5,100	28,157
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	21,351
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	84,200	212,967
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	23,900	19,424
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	18,637
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	23,272
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	11,700	31,430
*	Anton Oilfield Services Group	432,000	29,339
	APT Satellite Holdings Ltd.	81,000	23,976
	Asia Cement China Holdings Corp.	100,500	76,581
	AsiaInfo Technologies Ltd.	26,000	42,837
	Ausnutria Dairy Corp. Ltd.	76,000	95,074

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AviChina Industry & Technology Co. Ltd., Class H	532,000	$338,485
	BAIC Motor Corp. Ltd., Class H	210,500	69,728
	Bank of Changsha Co. Ltd., Class A	29,100	36,578
	Bank of Chengdu Co. Ltd., Class A	35,100	70,007
	Bank of Chongqing Co. Ltd., Class H	89,000	49,989
	Bank of Guiyang Co. Ltd., Class A	46,500	49,057
	Bank of Suzhou Co. Ltd., Class A	28,100	30,267
*	Bank of Tianjin Co. Ltd., Class H	63,000	25,914
*	Bank of Zhengzhou Co. Ltd., Class H	30,800	7,308
*	Baoye Group Co. Ltd., Class H	46,000	22,497
*	Baozun, Inc., Class A	15,400	88,889
	BBMG Corp., Class H	345,000	57,968
	Beibuwan Port Co. Ltd., Class A	16,200	18,864
	Beijing Capital Development Co. Ltd., Class A	82,700	63,529
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	98,890	51,960
#*	Beijing Capital International Airport Co. Ltd., Class H	310,000	201,582
*	Beijing Energy International Holding Co. Ltd.	574,000	21,688
*	Beijing Enterprises Clean Energy Group Ltd.	2,900,000	38,982
	Beijing Enterprises Holdings Ltd.	88,500	340,184
	Beijing Enterprises Water Group Ltd.	1,018,000	389,114
*††	Beijing Gas Blue Sky Holdings Ltd.	824,000	4,607
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	26,074
	Beijing North Star Co. Ltd., Class H	146,000	23,426
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	28,700	12,730
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	10,800	14,878
	Beijing Originwater Technology Co. Ltd., Class A	32,200	35,047
*	Beijing Shougang Co. Ltd., Class A	34,501	31,028
	Beijing Shunxin Agriculture Co. Ltd., Class A	8,700	44,307
	Beijing Sinnet Technology Co. Ltd., Class A	19,300	39,838
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	8,261
	Beijing Thunisoft Corp. Ltd., Class A	7,700	12,888
*	Beijing Ultrapower Software Co. Ltd., Class A	28,300	24,982
	Beijing Yanjing Brewery Co. Ltd., Class A	43,789	45,434
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,200	26,591
	Bestsun Energy Co. Ltd., Class A	22,800	17,399
	Better Life Commercial Chain Share Co. Ltd., Class A	9,100	9,563
	Binhai Investment Co. Ltd.	52,000	11,167
	Blue Sail Medical Co. Ltd., Class A	12,400	28,023
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,800	18,613
	Bright Dairy & Food Co. Ltd., Class A	10,100	21,989
*††	Brilliance China Automotive Holdings Ltd.	712,000	235,672
	B-Soft Co. Ltd., Class A	17,500	21,846
*	BTG Hotels Group Co. Ltd., Class A	7,900	30,187
	C&D International Investment Group Ltd.	20,000	37,226
*	CA Cultural Technology Group Ltd.	63,000	4,939
	Cabbeen Fashion Ltd.	48,000	19,677
	Caitong Securities Co. Ltd., Class A	33,400	53,526
	Camel Group Co. Ltd., Class A	11,700	23,929
*	Capital Environment Holdings Ltd.	1,066,000	24,943
	Carrianna Group Holdings Co. Ltd.	118,000	10,453
	CECEP Solar Energy Co. Ltd., Class A	24,200	42,184
	CECEP Wind-Power Corp., Class A	52,500	60,516
	Central China Management Co. Ltd.	166,000	25,608
#	Central China Real Estate Ltd.	166,000	24,955
	Central China Securities Co. Ltd., Class H	169,000	31,007
	CGN New Energy Holdings Co. Ltd.	292,000	273,305
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	19,503
	Changjiang Securities Co. Ltd., Class A	57,600	65,149

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Changsha Broad Homes Industrial Group Co. Ltd., Class H	9,900	$14,491
	Chaowei Power Holdings Ltd.	96,000	28,284
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	21,336
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	17,611
	Chengtun Mining Group Co. Ltd., Class A	29,600	47,309
	China Aerospace International Holdings Ltd.	540,000	40,229
	China Aircraft Leasing Group Holdings Ltd.	15,500	10,722
	China Aoyuan Group Ltd.	148,000	58,451
#*	China Boton Group Co. Ltd.	52,000	18,559
*	China CAMC Engineering Co. Ltd., Class A	10,100	10,196
	China Cinda Asset Management Co. Ltd., Class H	1,248,000	208,349
	China Coal Energy Co. Ltd., Class H	460,000	280,639
	China Communications Services Corp. Ltd., Class H	282,000	155,895
	China Conch Venture Holdings Ltd.	186,500	906,268
*	China CYTS Tours Holding Co. Ltd., Class A	12,000	18,742
*	China Dili Group	200,800	49,286
*	China Eastern Airlines Corp. Ltd., ADR	4,767	92,146
*	China Eastern Airlines Corp. Ltd., Class H	186,000	72,978
*	China Electronics Huada Technology Co. Ltd.	240,000	24,301
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	26,725
#	China Energy Engineering Corp. Ltd., Class H	834,000	122,962
#	China Everbright Greentech Ltd.	99,000	34,813
	China Everbright Water Ltd.	62,444	14,905
	China Express Airlines Co. Ltd., Class A	11,000	18,887
	China Foods Ltd.	162,000	61,896
*	China Fortune Land Development Co. Ltd., Class A	42,200	24,279
	China Galaxy Securities Co. Ltd., Class H	538,500	299,824
	China Gas Holdings Ltd.	412,600	1,029,858
#	China Glass Holdings Ltd.	94,000	27,559
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	174,500	139,725
	China Great Wall Securities Co. Ltd., Class A	26,200	46,804
*	China Green Agriculture, Inc.	1,150	12,512
	China Hanking Holdings Ltd.	63,000	11,476
	China Harmony Auto Holding Ltd.	209,500	107,147
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	20,908
#*	China High Speed Transmission Equipment Group Co. Ltd.	102,000	79,076
	China Hongqiao Group Ltd.	381,500	423,866
††	China Huiyuan Juice Group Ltd.	110,500	4,979
	China International Marine Containers Group Co. Ltd., Class H	129,480	256,536
	China Isotope & Radiation Corp.	6,400	18,215
	China Jinmao Holdings Group Ltd.	978,000	285,721
#	China Kepei Education Group Ltd.	46,000	25,362
	China Lesso Group Holdings Ltd.	166,000	256,581
	China Lilang Ltd.	89,000	50,697
*	China Maple Leaf Educational Systems Ltd.	208,000	33,314
	China Medical System Holdings Ltd.	164,000	277,688
	China Meheco Co. Ltd., Class A	9,200	16,005
	China Merchants Energy Shipping Co. Ltd., Class A	83,880	59,974
	China Merchants Land Ltd.	276,000	30,830
	China Merchants Port Holdings Co. Ltd.	359,299	599,016
#	China Modern Dairy Holdings Ltd.	635,000	119,789
	China National Accord Medicines Corp. Ltd., Class A	5,600	29,318
	China National Building Material Co. Ltd., Class H	918,200	1,150,774
	China National Medicines Corp. Ltd., Class A	13,000	61,928
	China New Higher Education Group Ltd.	126,000	63,156
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	20,237
*	China Oil & Gas Group Ltd.	920,000	57,053
	China Oilfield Services Ltd., Class H	308,000	294,561

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Overseas Grand Oceans Group Ltd.	394,500	$189,142
	China Publishing & Media Co. Ltd., Class A	20,600	17,471
	China Railway Group Ltd., Class H	535,000	261,345
#	China Railway Signal & Communication Corp. Ltd., Class H	250,000	87,701
	China Reinsurance Group Corp., Class H	1,048,000	108,984
	China Renaissance Holdings Ltd.	16,500	39,874
	China Resources Cement Holdings Ltd.	476,000	400,270
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	10,600	18,908
	China Resources Medical Holdings Co. Ltd.	199,500	139,959
	China Resources Pharmaceutical Group Ltd.	365,000	175,582
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,900	41,093
	China Risun Group Ltd.	157,000	95,694
	China Sanjiang Fine Chemicals Co. Ltd.	169,000	50,948
	China SCE Group Holdings Ltd.	424,000	132,235
*	China Shanshui Cement Group Ltd.	270,000	69,448
*	China Shengmu Organic Milk Ltd.	623,000	43,019
	China Shuifa Singyes Energy Holdings Ltd.	151,000	41,753
	China South City Holdings Ltd.	580,000	43,228
	China South Publishing & Media Group Co. Ltd., Class A	18,500	23,675
#*	China Southern Airlines Co. Ltd., Class H	412,000	250,542
	China State Construction International Holdings Ltd.	298,000	305,321
*	China Sunshine Paper Holdings Co. Ltd.	134,000	30,369
	China Taiping Insurance Holdings Co. Ltd.	286,400	435,812
	China Tianbao Group Development Co. Ltd.	35,000	15,777
#*	China Tianrui Group Cement Co. Ltd.	50,000	42,952
*	China Tianying, Inc., Class A	27,400	20,320
	China Traditional Chinese Medicine Holdings Co. Ltd.	458,000	217,934
	China TransInfo Technology Co. Ltd., Class A	17,800	37,198
*	China Tungsten & Hightech Materials Co. Ltd., Class A	10,100	20,940
	China Vast Industrial Urban Development Co. Ltd.	95,000	27,467
	China West Construction Group Co. Ltd., Class A	13,900	15,606
	China Xinhua Education Group Ltd.	30,000	6,392
	China XLX Fertiliser Ltd.	112,000	78,610
	China Yongda Automobiles Services Holdings Ltd.	187,500	298,326
*	China ZhengTong Auto Services Holdings Ltd.	210,500	25,673
#	China Zheshang Bank Co. Ltd., Class H	199,000	80,039
*	China Zhongwang Holdings Ltd.	319,600	69,009
	Chongqing Department Store Co. Ltd., Class A	4,700	16,908
	Chongqing Dima Industry Co. Ltd., Class A	54,600	19,716
*	Chongqing Iron & Steel Co. Ltd., Class H	120,000	23,978
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	19,660
	Chongqing Rural Commercial Bank Co. Ltd., Class H	283,000	101,800
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	18,651
	CIFI Holdings Group Co. Ltd.	580,779	322,378
	CIMC Enric Holdings Ltd.	150,000	192,886
*	Cinda Real Estate Co. Ltd., Class A	18,201	9,132
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	20,461
*	CITIC Guoan Information Industry Co. Ltd., Class A	61,500	21,584
*	CITIC Resources Holdings Ltd.	308,000	21,690
*	Citychamp Watch & Jewellery Group Ltd.	196,000	33,041
	CMST Development Co. Ltd., Class A	78,700	75,209
	CNHTC Jinan Truck Co. Ltd., Class A	14,420	29,847
	COFCO Biotechnology Co. Ltd., Class A	24,800	41,287
#	COFCO Joycome Foods Ltd.	409,000	158,295
#*	Cogobuy Group	66,000	24,241
	Colour Life Services Group Co. Ltd.	85,346	14,948
	Concord New Energy Group Ltd.	1,350,000	142,361
	Consun Pharmaceutical Group Ltd.	68,000	29,142
#*	Continental Aerospace Technologies Holding Ltd.	846,000	13,225

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Coolpad Group Ltd.	768,000	$40,322
	COSCO SHIPPING Development Co. Ltd., Class H	845,000	164,202
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	180,000	79,546
*	Cosmo Lady China Holdings Co. Ltd.	71,000	5,114
	Country Garden Holdings Co. Ltd.	137,000	128,918
	CP Pokphand Co. Ltd.	1,350,000	191,048
	CPMC Holdings Ltd.	145,000	70,851
	CSG Holding Co. Ltd., Class A	23,200	32,790
	D&O Home Collection Co. Ltd., Class A	5,700	11,317
	Da Ming International Holdings Ltd.	72,000	33,272
	DaFa Properties Group Ltd.	32,000	20,734
	Dali Foods Group Co. Ltd.	107,000	59,576
	Dare Power Dekor Home Co. Ltd., Class A	6,400	11,689
	Dashang Co. Ltd., Class A	12,618	38,389
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	27,991
	Dazzle Fashion Co. Ltd., Class A	7,000	20,478
	DBG Technology Co. Ltd., Class A	11,100	24,128
	Deppon Logistics Co. Ltd., Class A	6,000	10,248
	Dexin China Holdings Co. Ltd.	150,000	50,324
	DHC Software Co. Ltd., Class A	27,900	30,260
	Digital China Group Co. Ltd., Class A	8,002	18,678
	Digital China Information Service Co. Ltd., Class A	10,300	17,949
	Dong-E-E-Jiao Co. Ltd., Class A	6,500	41,198
	Dongfeng Motor Group Co. Ltd., Class H	476,000	443,326
	Dongjiang Environmental Co. Ltd., Class H	33,400	15,237
	Dongxing Securities Co. Ltd., Class A	24,600	42,133
	Dongyue Group Ltd.	16,000	37,226
*	DouYu International Holdings Ltd., ADR	23,639	74,463
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	28,577
	East Group Co. Ltd., Class A	21,900	35,451
#	EEKA Fashion Holdings Ltd.	4,000	6,193
	ENN Natural Gas Co. Ltd., Class A	11,100	31,956
	Essex Bio-technology Ltd.	43,000	29,269
*	Ev Dynamics Holdings Ltd.	430,000	5,673
	EVA Precision Industrial Holdings Ltd.	164,000	28,641
	Fangda Special Steel Technology Co. Ltd., Class A	26,900	31,149
	Fanhua, Inc., Sponsored ADR	6,166	81,761
	Fantasia Holdings Group Co. Ltd.	432,000	31,093
	FAWER Automotive Parts Co. Ltd., Class A	15,600	13,808
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	9,620	25,887
*	FIH Mobile Ltd.	833,000	129,579
	Financial Street Holdings Co. Ltd., Class A	67,200	61,590
	Fosun International Ltd.	606,000	710,000
	FriendTimes, Inc.	88,000	12,950
	Fufeng Group Ltd.	256,000	88,620
	Fujian Funeng Co. Ltd., Class A	19,100	53,402
	Fujian Green Pine Co. Ltd., Class A	9,600	14,853
	Fujian Longking Co. Ltd., Class A	40,900	51,930
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	10,300	20,149
	Fujian Sunner Development Co. Ltd., Class A	13,100	45,991
	Gansu Qilianshan Cement Group Co. Ltd., Class A	7,600	11,461
	Gansu Shangfeng Cement Co. Ltd., Class A	7,600	20,641
	GCI Science & Technology Co. Ltd., Class A	10,000	33,201
#*††	GCL-Poly Energy Holdings Ltd.	3,045,000	581,174
	Gemdale Corp., Class A	50,904	80,729
	Gemdale Properties & Investment Corp. Ltd.	1,076,000	104,725
*	Genimous Technology Co. Ltd., Class A	25,100	23,734
	GF Securities Co. Ltd., Class H	166,400	282,234
	Giant Network Group Co. Ltd., Class A	20,000	31,021

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Glorious Property Holdings Ltd.	64,000	$1,991
*	Glory Sun Financial Group Ltd.	1,808,000	62,633
	Golden Eagle Retail Group Ltd.	46,000	40,019
*	Golden Wheel Tiandi Holdings Co. Ltd.	110,000	2,979
	Goldlion Holdings Ltd.	60,000	13,003
*	Grand Baoxin Auto Group Ltd.	153,000	17,176
*	Grandjoy Holdings Group Co. Ltd., Class A	29,300	15,065
	Greattown Holdings Ltd., Class A	24,300	13,447
	Greatview Aseptic Packaging Co. Ltd.	145,000	59,570
	Greenland Hong Kong Holdings Ltd.	219,000	46,571
	Greentown China Holdings Ltd.	160,500	221,128
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	19,042
*	Guangdong HEC Technology Holding Co. Ltd., Class A	32,900	54,561
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	12,600	8,876
	Guangdong Tapai Group Co. Ltd., Class A	11,600	18,240
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	23,432
*	Guanghui Energy Co. Ltd., Class A	139,750	144,228
*	Guangshen Railway Co. Ltd., Class H	170,000	29,926
	Guangxi Liugong Machinery Co. Ltd., Class A	17,000	19,753
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	5,700	13,560
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	39,700	18,914
	Guangzhou Baiyun International Airport Co. Ltd., Class A	23,000	42,554
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	75,845
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	45,434
#	Guangzhou R&F Properties Co. Ltd., Class H	306,800	191,920
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	1,300	8,865
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	23,055
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	17,900	16,560
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	18,503	22,247
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	32,341
*	Guosheng Financial Holding, Inc., Class A	16,000	23,356
	Guoyuan Securities Co. Ltd., Class A	62,010	71,841
*	Haichang Ocean Park Holdings Ltd.	264,000	66,783
*	Hainan Meilan International Airport Co. Ltd., Class H	10,000	40,465
	Hainan Strait Shipping Co. Ltd., Class A	24,000	21,185
	Haitian International Holdings Ltd.	92,000	268,133
	Haitong Securities Co. Ltd., Class H	385,200	342,682
	Hand Enterprise Solutions Co. Ltd., Class A	15,300	15,783
	Hangcha Group Co. Ltd., Class A	8,200	21,229
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	19,972
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	30,400	19,390
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	2,900	10,696
*	Harbin Bank Co. Ltd., Class H	258,000	26,541
	Harbin Electric Co. Ltd., Class H	106,000	44,841
*	Harbin Pharmaceutical Group Co. Ltd., Class A	112,200	55,219
††	Harmonicare Medical Holdings Ltd.	118,000	5,801
	HBIS Resources Co. Ltd., Class A	5,700	12,813
#*	HC Group, Inc.	168,000	17,338
	Health & Happiness H&H International Holdings Ltd.	33,500	78,413
	Hello Group, Inc.	21,232	264,338
	Henan Pinggao Electric Co. Ltd., Class A	20,100	27,725
	Hengan International Group Co. Ltd.	97,500	509,528
	Hengtong Optic-electric Co. Ltd., Class A	23,600	56,123
	Hengyi Petrochemical Co. Ltd., Class A	47,400	81,121
	Hesteel Co. Ltd., Class A	133,300	51,222
	Hexing Electrical Co. Ltd., Class A	5,492	10,100
	Hisense Home Appliances Group Co. Ltd., Class H	90,000	96,667
*	Holitech Technology Co. Ltd., Class A	31,600	16,066
	Hongda Xingye Co. Ltd., Class A	24,900	21,114

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Honghua Group Ltd.	573,000	$19,790
*††	Honworld Group Ltd.	49,000	14,501
	Hope Education Group Co. Ltd.	396,000	70,626
	Hopson Development Holdings Ltd.	187,000	507,437
††	Hua Han Health Industry Holdings Ltd.	604,000	8,733
	Huaan Securities Co. Ltd., Class A	44,460	35,520
	Huafa Industrial Co. Ltd. Zhuhai, Class A	22,100	18,163
*	Huafon Microfibre Shanghai Technology Co. Ltd.	20,900	14,763
*	Huafu Fashion Co. Ltd., Class A	27,700	19,165
	Huaibei Mining Holdings Co. Ltd., Class A	9,800	19,360
	Huapont Life Sciences Co. Ltd., Class A	24,200	23,403
	Huatai Securities Co. Ltd., Class H	206,600	307,237
	Huaxi Securities Co. Ltd., Class A	25,400	35,898
	Huaxin Cement Co. Ltd., Class A	17,300	45,120
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	36,400	18,479
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	22,662
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,500	73,850
*	Huishang Bank Corp. Ltd., Class H	173,800	59,184
*	Hunan Gold Corp. Ltd., Class A	19,200	32,501
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	12,300	24,444
*	HUYA, Inc., ADR	11,045	90,790
	Hytera Communications Corp. Ltd., Class A	23,700	20,896
*	HyUnion Holding Co. Ltd., Class A	23,200	20,264
*	iDreamSky Technology Holdings Ltd.	71,600	50,796
	IKD Co. Ltd., Class A	4,900	10,491
	IMAX China Holding, Inc.	13,500	19,742
	Infore Environment Technology Group Co. Ltd., Class A	36,100	35,308
	Inner Mongolia Eerduosi Resources Co. Ltd., Class A	6,500	30,133
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,700	70,249
	Inner Mongolia Yitai Coal Co. Ltd., Class H	28,300	21,460
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	29,400	35,140
*	Inspur International Ltd.	72,000	31,060
*	IRICO Group New Energy Co. Ltd., Class H	3,400	10,208
	Jiangling Motors Corp. Ltd., Class A	5,500	13,369
#*	Jiangnan Group Ltd.	1,026,000	39,516
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	64,400	73,036
	Jiangsu Guotai International Group Co. Ltd., Class A	14,900	30,730
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	19,882
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	29,000	42,533
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	21,900	19,684
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,300	25,207
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	37,757
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	4,900	11,257
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	12,900	22,442
	Jiangsu Shagang Co. Ltd., Class A	21,700	21,056
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,400	38,466
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	21,600	20,905
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	59,800	35,778
	Jiangsu Zhongtian Technology Co. Ltd., Class A	33,600	53,100
	Jiangxi Bank Co. Ltd., Class H	25,500	11,199
	Jiangxi Copper Co. Ltd., Class H	299,000	522,149
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,600	17,207
	Jiangxi Zhengbang Technology Co. Ltd., Class A	38,000	59,441
	Jiangzhong Pharmaceutical Co. Ltd., Class A	11,300	20,341
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,700	18,298
#	Jiayuan International Group Ltd.	217,418	84,064
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	32,411	10,455
	Jinduicheng Molybdenum Co. Ltd., Class A	20,700	23,483

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jingrui Holdings Ltd.	113,000	$31,726
*	JinkoSolar Holding Co. Ltd., ADR	9,956	595,568
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	93,800	157,996
	Jinneng Science&Technology Co. Ltd., Class A	14,000	30,970
	Jiuzhitang Co. Ltd., Class A	14,600	19,383
	Jizhong Energy Resources Co. Ltd., Class A	32,800	32,062
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	48,617
	Jointown Pharmaceutical Group Co. Ltd., Class A	23,900	50,682
	Joy City Property Ltd.	532,000	27,711
	JSTI Group, Class A	22,800	20,155
	Ju Teng International Holdings Ltd.	128,000	21,966
	Kaisa Prosperity Holdings Ltd.	9,000	19,069
	Kaiser China Cultural Co. Ltd., Class A	14,400	15,878
	Kaishan Group Co. Ltd., Class A	9,700	27,516
*	Kangda International Environmental Co. Ltd.	94,000	9,934
*	Kasen International Holdings Ltd.	167,000	15,326
	Kehua Data Co. Ltd., Class A	4,900	29,906
	Kinetic Mines & Energy Ltd.	220,000	18,371
	Kingboard Holdings Ltd.	160,500	699,428
	Kingfa Sci & Tech Co. Ltd., Class A	28,500	52,276
	Kingsoft Corp. Ltd.	148,000	631,522
	Konka Group Co. Ltd., Class A	21,700	19,058
	KPC Pharmaceuticals, Inc., Class A	16,600	21,559
	Kunlun Energy Co. Ltd.	926,000	843,382
	Kunlun Tech Co. Ltd., Class A	14,100	41,023
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	7,600	16,565
	KWG Group Holdings Ltd.	304,000	265,001
	KWG Living Group Holdings Ltd.	152,000	102,393
	Lao Feng Xiang Co. Ltd., Class A	2,200	16,501
*	Launch Tech Co. Ltd., Class H	62,500	23,950
	Lee & Man Chemical Co. Ltd.	50,000	61,864
	Lee & Man Paper Manufacturing Ltd.	278,000	208,946
#	Lee’s Pharmaceutical Holdings Ltd.	48,000	22,521
	Legend Holdings Corp., Class H	95,700	168,209
#	Lenovo Group Ltd.	780,000	847,055
	Leo Group Co. Ltd., Class A	102,800	36,632
	Leyard Optoelectronic Co. Ltd., Class A	16,500	24,255
	Liaoning Port Co. Ltd., Class H	284,000	26,306
*	Lifestyle China Group Ltd.	124,000	16,710
	Lingyi iTech Guangdong Co., Class A	41,900	43,664
	Livzon Pharmaceutical Group, Inc., Class H	21,800	71,809
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	11,100	26,854
	Logan Group Co. Ltd.	194,000	194,330
	Loncin Motor Co. Ltd., Class A	38,300	26,167
	Long Yuan Construction Group Co. Ltd., Class A	13,100	14,710
	Lonking Holdings Ltd.	461,000	134,539
	Luenmei Quantum Co. Ltd., Class A	23,600	30,472
	Luolai Lifestyle Technology Co. Ltd., Class A	7,800	15,887
*	Luoniushan Co. Ltd., Class A	14,800	15,815
	Luxi Chemical Group Co. Ltd., Class A	20,200	51,834
*	Luye Pharma Group Ltd.	327,500	156,073
*	LVGEM China Real Estate Investment Co. Ltd.	210,000	47,664
	Maanshan Iron & Steel Co. Ltd., Class H	130,000	55,281
*	Maoyan Entertainment	35,400	42,756
*	Markor International Home Furnishings Co. Ltd., Class A	33,600	17,798
*	Meitu, Inc.	269,000	58,704
	Metallurgical Corp. of China Ltd., Class H	685,000	189,998
#	Midea Real Estate Holding Ltd.	30,600	52,812
	Minmetals Land Ltd.	340,000	34,873

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Minsheng Education Group Co. Ltd.	128,000	$18,510
	Minth Group Ltd.	162,000	643,859
	MLS Co. Ltd., Class A	11,900	25,898
#*	Mobvista, Inc.	10,000	9,700
	Modern Land China Co. Ltd.	247,600	12,093
*	Montnets Cloud Technology Group Co. Ltd., Class A	6,900	21,714
*	Nan Hai Corp. Ltd.	1,800,000	9,733
	Nanjing Iron & Steel Co. Ltd., Class A	38,900	21,455
*	Nanjing Sample Technology Co. Ltd., Class H	29,500	19,813
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	9,200	14,051
	NetDragon Websoft Holdings Ltd.	34,000	74,467
	New China Life Insurance Co. Ltd., Class H	150,400	433,887
*	New World Department Store China Ltd.	124,000	21,320
	Newland Digital Technology Co. Ltd., Class A	9,700	22,847
	Nexteer Automotive Group Ltd.	186,000	229,559
	Nine Dragons Paper Holdings Ltd.	396,000	497,970
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,500	31,424
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,900	23,661
	Ningbo Joyson Electronic Corp., Class A	14,800	41,089
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	20,541
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	18,534
	Northeast Securities Co. Ltd., Class A	51,900	69,874
*	Oceanwide Holdings Co. Ltd., Class A	49,000	13,630
	Offshore Oil Engineering Co. Ltd., Class A	93,200	67,725
	ORG Technology Co. Ltd., Class A	27,900	29,185
*	Orient Group, Inc., Class A	68,600	31,287
	Orient Securities Co. Ltd., Class H	58,800	48,246
	Pacific Online Ltd.	71,000	13,127
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	69,400	43,321
#	PAX Global Technology Ltd.	120,000	120,000
	PCI Technology Group Co. Ltd., Class A	18,500	21,928
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	57,584	31,232
	PhiChem Corp., Class A	4,600	12,742
	PICC Property & Casualty Co. Ltd., Class H	1,052,000	979,355
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	35,800	47,697
*	Polaris Bay Group Co. Ltd., Class A	6,800	9,787
	Poly Property Group Co. Ltd.	541,000	133,457
*	Pou Sheng International Holdings Ltd.	447,000	75,219
	Powerlong Real Estate Holdings Ltd.	329,000	225,388
	Prinx Chengshan Holding Ltd.	20,000	18,555
	Qingdao East Steel Tower Stock Co. Ltd., Class A	12,900	15,760
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	19,703
	Qingdao Gon Technology Co. Ltd., Class A	4,200	15,391
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	24,012
	Qingdao Rural Commercial Bank Corp., Class A	54,000	32,255
	Qinhuangdao Port Co. Ltd., Class H	148,000	23,733
	Rainbow Digital Commercial Co. Ltd., Class A	15,000	14,897
	Realcan Pharmaceutical Group Co. Ltd., Class A	29,300	16,150
*	Red Star Macalline Group Corp. Ltd., Class H	112,520	63,120
#	Redco Properties Group Ltd.	156,000	47,917
#	Redsun Properties Group Ltd.	178,000	51,333
	Renhe Pharmacy Co. Ltd., Class A	12,900	19,106
	RiseSun Real Estate Development Co. Ltd., Class A	55,800	37,422
	Rongan Property Co. Ltd., Class A	54,000	20,078
	Ronshine China Holdings Ltd.	86,000	34,777
	Sailun Group Co. Ltd., Class A	31,600	65,940
	Sansteel Minguang Co. Ltd. Fujian, Class A	21,400	22,926
	Sealand Securities Co. Ltd., Class A	127,800	77,099
	Seazen Group Ltd.	424,000	335,417

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Secoo Holding Ltd., ADR	6,799	$7,887
	SGIS Songshan Co. Ltd., Class A	27,100	18,755
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	58,616	97,313
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	16,200	44,303
#	Shandong Chenming Paper Holdings Ltd., Class H	93,000	44,732
	Shandong Humon Smelting Co. Ltd., Class A	11,000	19,726
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,800	26,268
	Shandong Linglong Tyre Co. Ltd., Class A	15,200	84,028
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	14,400	22,632
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	53,200	27,026
	Shandong Publishing & Media Co. Ltd., Class A	25,200	24,102
	Shandong Sun Paper Industry JSC Ltd., Class A	32,000	57,407
	Shandong Xiantan Co. Ltd., Class A	20,500	22,675
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	28,600	13,990
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	13,900	23,086
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	49,000	15,405
	Shanghai AJ Group Co. Ltd., Class A	15,900	16,109
	Shanghai Bailian Group Co. Ltd., Class A	17,600	37,875
	Shanghai Construction Group Co. Ltd., Class A	41,000	20,960
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	7,400	21,529
	Shanghai Electric Group Co. Ltd., Class H	460,000	129,596
	Shanghai Environment Group Co. Ltd., Class A	11,300	20,508
	Shanghai Industrial Development Co. Ltd., Class A	59,300	35,966
	Shanghai Industrial Holdings Ltd.	56,000	83,563
	Shanghai Industrial Urban Development Group Ltd.	426,800	36,742
	Shanghai Jin Jiang Capital Co. Ltd., Class H	236,000	53,490
	Shanghai Kinetic Medical Co. Ltd., Class A	13,900	21,762
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	8,600	14,546
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	18,695
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	28,900	65,490
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	130,200	238,295
	Shanghai Shimao Co. Ltd., Class A	94,100	46,479
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	17,650
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,400	21,035
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	42,335
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	18,145
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	44,200	67,863
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	16,000	24,312
	Shanxi Blue Flame Holding Co. Ltd., Class A	10,800	15,478
	Shanxi Coking Co. Ltd., Class A	25,200	27,044
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	119,730	173,835
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	19,600	33,425
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	99,100	201,121
*	Shanxi Meijin Energy Co. Ltd., Class A	36,800	64,990
	Shanxi Securities Co. Ltd., Class A	45,300	44,300
	Shanying International Holding Co. Ltd., Class A	45,500	23,043
	Sheng Ye Capital Ltd.	34,500	38,094
	Shenghe Resources Holding Co. Ltd., Class A	19,100	60,725
#*	Shengjing Bank Co. Ltd., Class H	95,000	85,393
	Shenwan Hongyuan Group Co. Ltd., Class H	38,400	9,701
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	19,203
*	Shenzhen Airport Co. Ltd., Class A	18,000	21,286
	Shenzhen Aisidi Co. Ltd., Class A	14,000	23,450
	Shenzhen Center Power Tech Co. Ltd., Class A	8,100	21,028
	Shenzhen Comix Group Co. Ltd., Class A	11,600	12,011
	Shenzhen Das Intellitech Co. Ltd., Class A	39,700	21,097
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	11,400	24,972
	Shenzhen Gas Corp. Ltd., Class A	10,200	14,458
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,500	14,280

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	9,500	$10,454
	Shenzhen International Holdings Ltd.	207,026	249,242
	Shenzhen Investment Ltd.	503,199	123,425
	Shenzhen Jinjia Group Co. Ltd., Class A	13,300	22,492
	Shenzhen Kaifa Technology Co. Ltd., Class A	14,200	32,842
	Shenzhen Kinwong Electronic Co. Ltd., Class A	5,700	23,021
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	21,938
*	Shenzhen MTC Co. Ltd., Class A	36,300	27,885
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	15,800	7,654
*	Shenzhen SDG Information Co. Ltd., Class A	18,100	16,962
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	6,000	12,929
	Shenzhen Tagen Group Co. Ltd., Class A	12,900	10,157
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	19,850
	Shenzhen World Union Group, Inc., Class A	22,800	13,364
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	24,996	20,233
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	34,700
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	12,000	18,393
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	10,500	53,748
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	9,592
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	86,300	66,774
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	14,100	14,294
	Shimao Group Holdings Ltd.	215,000	337,267
	Shinva Medical Instrument Co. Ltd., Class A	7,100	24,173
	Shougang Fushan Resources Group Ltd.	483,728	127,776
	Shui On Land Ltd.	497,500	73,696
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	17,203
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	97,600	54,278
	Sichuan Shuangma Cement Co. Ltd., Class A	6,200	19,392
	Sieyuan Electric Co. Ltd., Class A	5,500	35,661
	Sinochem International Corp., Class A	58,300	82,718
	Sinofert Holdings Ltd.	518,000	80,999
	Sinolink Securities Co. Ltd., Class A	30,400	50,942
	Sinoma International Engineering Co., Class A	72,700	118,110
	Sinoma Science & Technology Co. Ltd., Class A	9,000	53,175
	Sino-Ocean Group Holding Ltd.	404,500	87,912
	Sinopec Engineering Group Co. Ltd., Class H	216,500	114,111
	Sinopec Kantons Holdings Ltd.	138,000	52,543
	Sinopharm Group Co. Ltd., Class H	234,400	556,586
	Sinosoft Technology Group Ltd.	53,000	6,950
	Sinotrans Ltd., Class H	509,000	167,319
	Sinotruk Hong Kong Ltd.	128,500	177,365
	Skyfame Realty Holdings Ltd.	304,000	35,874
	Skyworth Digital Co. Ltd., Class A	14,600	16,524
*	Skyworth Group Ltd.	249,749	139,138
	Smoore International Holdings Ltd.	1,212,000	3,443
*	SOHO China Ltd.	399,500	101,470
	SooChow Securities Co. Ltd., Class A	37,300	49,399
*	South Manganese Investment Ltd.	131,000	20,698
	Southwest Securities Co. Ltd., Class A	72,100	54,209
	SSY Group Ltd.	174,000	82,656
*	Starrise Media Holdings Ltd.	82,000	1,499
	Sunac China Holdings Ltd.	439,000	938,812
*	Sunac Services Holdings Ltd.	9,491	19,154
	Sunflower Pharmaceutical Group Co. Ltd., Class A	8,700	19,435
*	Suning Universal Co. Ltd., Class A	36,974	27,707
*	Sunshine 100 China Holdings Ltd.	231,000	13,376
	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	20,732
	Suofeiya Home Collection Co. Ltd., Class A	7,400	19,514
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	24,359

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,600	$59,164
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	28,600	26,679
	Symphony Holdings Ltd.	280,000	33,480
	Tangrenshen Group Co. Ltd., Class A	21,700	21,293
	Tangshan Jidong Cement Co. Ltd., Class A	22,800	41,410
	TangShan Port Group Co. Ltd., Class A	58,200	24,280
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	54,200	78,202
	TBEA Co. Ltd., Class A	20,100	85,092
	TCL Electronics Holdings Ltd.	176,000	95,426
	Ten Pao Group Holdings Ltd.	40,000	9,904
††	Tenwow International Holdings Ltd.	120,000	2,198
	Tian An China Investment Co. Ltd.	115,000	66,511
	Tian Di Science & Technology Co. Ltd., Class A	116,000	75,825
*	Tian Shan Development Holding Ltd.	62,000	13,483
#	Tiangong International Co. Ltd.	194,000	116,713
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	110,000	54,364
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	42,900	27,361
	Tianjin Guangyu Development Co. Ltd., Class A	18,800	49,183
	Tianjin Port Development Holdings Ltd.	346,000	28,892
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	26,200	109,642
	Tianli Education International Holdings Ltd.	165,000	34,306
	Tianma Microelectronics Co. Ltd., Class A	34,900	67,185
#	Tianneng Power International Ltd.	178,000	203,257
*	Tianyun International Holdings Ltd.	66,000	12,133
*	Tibet Water Resources Ltd.	488,000	31,445
	Times China Holdings Ltd.	115,000	78,252
	Titan Wind Energy Suzhou Co. Ltd., Class A	19,900	66,229
	Tomson Group Ltd.	94,160	22,940
	Tong Ren Tang Technologies Co. Ltd., Class H	91,000	64,571
*	Tongcheng-Elong Holdings Ltd.	148,400	330,732
*	Tongda Group Holdings Ltd.	1,285,000	41,231
*	Tongdao Liepin Group	25,800	36,874
	TongFu Microelectronics Co. Ltd., Class A	10,500	32,862
*	Tongguan Gold Group Ltd.	82,000	8,219
	Tongkun Group Co. Ltd., Class A	9,600	29,954
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	29,453
	Tongyu Heavy Industry Co. Ltd., Class A	39,700	19,551
	Top Spring International Holdings Ltd.	79,000	11,942
	Topsec Technologies Group, Inc., Class A	14,400	41,480
#	TravelSky Technology Ltd., Class H	138,000	257,847
*	Trigiant Group Ltd.	238,000	19,861
	TRS Information Technology Corp. Ltd., Class A	14,500	19,658
	Truly International Holdings Ltd.	260,000	84,767
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	34,600	10,714
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	8,900	5,388
	Unilumin Group Co. Ltd., Class A	16,800	21,507
	Uni-President China Holdings Ltd.	182,000	155,117
	United Energy Group Ltd.	1,166,000	103,140
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	15,100	32,772
	Valiant Co. Ltd., Class A	9,300	29,919
	Vatti Corp. Ltd., Class A	9,200	8,473
#	Vinda International Holdings Ltd.	54,000	148,885
*	Viomi Technology Co. Ltd., ADR	7,930	34,971
*	Vipshop Holdings Ltd., ADR	59,158	660,203
	Virscend Education Co. Ltd.	194,000	13,016
	Visual China Group Co. Ltd., Class A	10,700	22,108
	Wangfujing Group Co. Ltd., Class A	32,600	156,964
	Wangsu Science & Technology Co. Ltd., Class A	21,800	18,657
	Wanguo International Mining Group Ltd.	38,000	10,048

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wanxiang Qianchao Co. Ltd., Class A	44,640	$41,756
	Wasion Holdings Ltd.	84,000	28,781
	Wasu Media Holding Co. Ltd., Class A	15,600	17,802
	Weichai Power Co. Ltd., Class H	199,000	356,203
	Wellhope Foods Co. Ltd., Class A	8,300	11,878
	West China Cement Ltd.	698,000	121,968
	Western Securities Co. Ltd., Class A	59,400	71,153
	Wharf Holdings Ltd.	270,000	938,728
	Wisdom Education International Holdings Co. Ltd.	126,000	21,583
	Wolong Electric Group Co. Ltd., Class A	10,300	23,816
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	59,401
	Wuhan Department Store Group Co. Ltd., Class A	11,700	18,481
	Wuhu Token Science Co. Ltd., Class A	36,000	57,775
	Wuxi Taiji Industry Co. Ltd., Class A	17,400	21,762
	Xiabuxiabu Catering Management China Holdings Co. Ltd.	67,500	49,184
	Xiamen C & D, Inc., Class A	18,700	23,391
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,200	15,632
	Xiamen International Port Co. Ltd., Class H	108,000	12,022
	Xiamen ITG Group Corp. Ltd., Class A	19,700	21,296
	Xiamen Xiangyu Co. Ltd., Class A	17,500	21,181
	Xinfengming Group Co. Ltd., Class A	9,000	20,648
	Xingda International Holdings Ltd.	271,932	61,766
	Xingfa Aluminium Holdings Ltd.	46,000	56,089
	Xinhuanet Co. Ltd., Class A	8,300	22,948
	Xinjiang Communications Construction Group Co. Ltd., Class A	12,300	20,361
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	99,200	221,840
	Xinjiang Tianshan Cement Co. Ltd., Class A	11,600	24,733
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	138,000	27,830
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	26,100	43,116
	Xinte Energy Co. Ltd., Class H	33,200	106,185
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	38,300	22,215
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	11,800	33,533
	Xinyi Energy Holdings Ltd.	58,000	34,199
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	29,929
	Xinyuan Real Estate Co. Ltd., ADR	14,353	16,506
#	Xtep International Holdings Ltd.	324,990	425,021
	Xuji Electric Co. Ltd., Class A	8,700	26,940
*	YaGuang Technology Group Co. Ltd., Class A	13,100	17,517
	Yango Group Co. Ltd., Class A	45,200	22,723
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	22,500	37,892
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	24,164
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	8,100	17,557
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	10,400	68,522
#	Yanzhou Coal Mining Co. Ltd., Class H	426,000	631,868
	Yeebo International Holdings Ltd.	102,000	30,984
#*	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	39,600	18,514
	Yifan Pharmaceutical Co. Ltd., Class A	12,000	30,736
	Yincheng International Holding Co. Ltd.	58,000	20,499
	Yintai Gold Co. Ltd., Class A	30,600	42,023
#	Yip’s Chemical Holdings Ltd.	78,000	46,148
	Yixintang Pharmaceutical Group Co. Ltd., Class A	5,000	24,817
	Yotrio Group Co. Ltd., Class A	32,900	17,819
	Youngor Group Co. Ltd., Class A	46,384	46,574
*	Youzu Interactive Co. Ltd., Class A	9,300	19,265
*	Yuan Heng Gas Holdings Ltd.	176,000	11,488
	Yuexiu Property Co. Ltd.	235,000	206,492
*	Yunnan Aluminium Co. Ltd., Class A	18,100	33,695
	Yunnan Copper Co. Ltd., Class A	13,500	28,027
*	Yunnan Tin Co. Ltd., Class A	14,000	35,848

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yutong Bus Co. Ltd., Class A	23,600	$41,809
	Yuzhou Group Holdings Co. Ltd.	348,088	37,950
*	Zall Smart Commerce Group Ltd.	380,000	23,935
*	Zepp Health Corp., ADR	8,106	66,550
#	Zhaojin Mining Industry Co. Ltd., Class H	157,500	112,133
*	Zhejiang Century Huatong Group Co. Ltd., Class A	82,300	95,408
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	27,600	17,575
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,000	31,992
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	10,200	21,276
	Zhejiang Hailiang Co. Ltd., Class A	17,900	29,457
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	15,200	18,470
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	20,020
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	41,423
*	Zhejiang Jingu Co. Ltd., Class A	21,900	24,166
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	19,398
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	13,500	26,650
	Zhejiang Juhua Co. Ltd., Class A	30,900	75,042
	Zhejiang Longsheng Group Co. Ltd., Class A	40,900	79,524
	Zhejiang Medicine Co. Ltd., Class A	8,100	20,193
	Zhejiang Narada Power Source Co. Ltd., Class A	9,500	16,768
	Zhejiang Runtu Co. Ltd., Class A	8,300	11,468
	Zhejiang Semir Garment Co. Ltd., Class A	23,000	27,008
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	18,336
	Zhejiang Wanliyang Co. Ltd., Class A	16,100	34,014
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	20,001
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	9,400	40,655
	Zhejiang Yasha Decoration Co. Ltd., Class A	5,700	6,618
	Zhejiang Yinlun Machinery Co. Ltd., Class A	14,100	25,698
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	56,007
#	Zhenro Properties Group Ltd.	213,000	101,237
*	Zhong An Group Ltd.	445,000	17,749
#*	ZhongAn Online P&C Insurance Co. Ltd., Class H	15,000	54,562
	Zhongji Innolight Co. Ltd., Class A	5,200	26,892
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	25,200	26,782
*	Zhongtian Financial Group Co. Ltd., Class A	82,600	32,419
*	Zhongyuan Bank Co. Ltd., Class H	145,000	20,001
	Zhuguang Holdings Group Co. Ltd.	302,000	66,323
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,000	17,580
*	Zhuzhou CRRC Times Electric Co., Class H	110,700	528,981
	Zhuzhou Kibing Group Co. Ltd., Class A	17,500	43,431
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	18,060	31,716

TOTAL CHINA			60,540,022

COLOMBIA — (0.0%)
	Cementos Argos SA	61,518	103,735
	Grupo Argos SA	13,839	43,365
	Grupo de Inversiones Suramericana SA	23,624	137,701
	Mineros SA	18,776	20,069

TOTAL COLOMBIA			304,870

DENMARK — (2.0%)
*	ALK-Abello AS	833	361,024
	Alm Brand AS	12,876	99,336
*	Bang & Olufsen AS	20,682	101,805
	BankNordik P/F	1,321	29,743
*	Bavarian Nordic AS	13,498	647,577
*	Brodrene Hartmann AS	569	34,054
	Chr Hansen Holding AS	7,872	626,594

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Columbus AS	16,530	$24,276
	D/S Norden AS	7,133	172,377
	Danske Bank AS	118,281	2,001,506
*	Dfds AS	11,348	588,139
*	Drilling Co. of 1972 AS	4,469	160,193
	FLSmidth & Co. AS	8,579	326,176
	Fluegger Group AS	94	10,350
	Gabriel Holding AS	100	9,958
	GronlandsBANKEN AS	210	20,019
	H Lundbeck AS	12,841	357,614
*	H+H International AS, Class B	7,071	279,671
*	Harboes Bryggeri AS, Class B	929	14,379
*	ISS AS	2,423	48,350
*	Jyske Bank AS	14,079	686,872
	Matas AS	11,922	233,272
*	Nilfisk Holding AS	4,546	158,560
*	NKT AS	10,180	490,504
	NNIT AS	2,950	55,444
	North Media AS	1,885	35,415
	Pandora AS	19,199	2,686,623
	Per Aarsleff Holding AS	6,694	288,926
	Ringkjoebing Landbobank AS	7,784	988,941
	Rockwool International AS, Class A	983	394,386
	Rockwool International AS, Class B	1,153	527,285
	Royal Unibrew AS	41	5,093
	RTX AS	1,806	42,984
	Scandinavian Tobacco Group AS, Class A	19,548	439,552
	Schouw & Co. AS	3,920	381,278
	Solar AS, Class B	1,501	174,411
	SP Group AS	1,335	82,699
	Spar Nord Bank AS	28,409	366,132
	Sydbank AS	13,778	473,482
	TCM Group AS	1,640	40,023
*	Tivoli AS	485	65,064
	Topdanmark AS	8,668	460,019
	Tryg AS	23,811	565,109

TOTAL DENMARK			15,555,215

FINLAND — (1.7%)
	Aktia Bank Oyj	15,450	221,190
	Alandsbanken Abp, Class B	2,284	83,912
	Alma Media Oyj	2,917	37,715
	Anora Group Oyj	2,202	27,284
	Apetit Oyj	1,113	15,821
	Aspo Oyj	4,867	68,512
	Atria Oyj, Class A	3,506	45,211
	Bittium Oyj	5,009	30,170
	Cargotec Oyj, Class B	10,757	557,045
	Digia Oyj	4,078	32,543
	Enento Group Oyj	3,903	164,840
*	Finnair Oyj	217,618	166,246
	Fiskars Oyj Abp	10,426	256,291
	Glaston Oyj ABP	8,852	13,051
	HKScan Oyj, Class A	8,775	19,994
	Huhtamaki Oyj	13,259	578,133
	Kemira Oyj	33,361	512,354
	Kesko Oyj, Class B	17,914	583,002
	Konecranes Oyj, Class A	15,607	649,167
	Lassila & Tikanoja Oyj	8,766	137,755

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Metsa Board Oyj	45,256	$418,848
	Metsa Board Oyj	2,149	24,323
	Nokian Renkaat Oyj	33,553	1,259,987
	Olvi Oyj, Class A	2,823	171,209
	Oriola Oyj, Class A	4,300	9,753
	Oriola Oyj, Class B	23,179	53,131
*	Outokumpu Oyj	101,779	633,971
	Pihlajalinna Oyj	4,109	55,890
	Raisio Oyj, Class V	37,349	151,224
*	Rapala VMC Oyj	4,631	47,286
	Rovio Entertainment Oyj	7,669	62,746
	Sanoma Oyj	19,907	309,886
*	SRV Group Oyj	13,474	8,703
	Stora Enso Oyj, Class R	153,018	2,546,146
	Taaleri Oyj	5,902	74,530
	Teleste Oyj	3,463	21,152
	Terveystalo Oyj	17,054	221,967
	TietoEVRY Oyj	22,625	693,848
	Valmet Oyj	5,280	214,347
	Wartsila OYJ Abp	99,593	1,381,184
	YIT Oyj	44,601	262,865

TOTAL FINLAND			12,823,232

FRANCE — (4.3%)
*	Accor SA	8,882	317,855
	AKWEL	2,241	57,233
	Albioma SA	2,766	108,812
	ALD SA	23,070	343,870
	Alstom SA	11,428	407,269
	Arkema SA	14,173	1,938,781
	Assystem SA	1,526	54,614
	Atos SE	15,454	806,277
	Axway Software SA	1,894	59,632
*	Beneteau SA	10,696	163,287
	Bigben Interactive	4,235	80,356
	Boiron SA	1,406	68,050
	Bollore SA	54,550	317,055
	Bonduelle SCA	3,206	82,147
	Bouygues SA	57,680	2,336,923
	Burelle SA	63	48,279
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	30,624
	Carrefour SA	164,313	2,974,699
*	Casino Guichard Perrachon SA	11,473	286,089
	CBo Territoria	7,931	33,916
*	Cegedim SA	2,088	62,580
*	CGG SA	179,720	129,973
	Chargeurs SA	4,216	125,265
*	Cie des Alpes	4,802	85,037
	Cie Plastic Omnium SA	11,175	310,239
	CNP Assurances	46,518	1,165,516
*	Coface SA	32,482	464,421
	Dassault Aviation SA	350	36,576
*	Derichebourg SA	23,770	270,509
	Eiffage SA	17,749	1,826,819
*	Ekinops SAS	1,214	10,691
*	Elior Group SA	33,460	264,728
*	Elis SA	55,601	1,055,729
*	Etablissements Maurel et Prom SA	15,013	43,226
	Eurazeo SE	4,654	436,237

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Eutelsat Communications SA	43,783	$622,294
*	Exel Industries, Class A	396	32,259
	Faurecia SE	26,729	1,396,002
	Fnac Darty SA	3,892	252,678
*	GL Events	2,532	53,517
	Groupe Crit	832	65,309
	Guerbet	913	40,305
*	Haulotte Group SA	3,429	19,908
	HEXAOM	1,004	50,833
	Imerys SA	7,797	337,964
	IPSOS	10,941	512,777
	Jacquet Metals SACA	3,994	97,414
*	JCDecaux SA	3,638	94,917
	Korian SA	20,335	677,422
	Laurent-Perrier	749	83,495
	Linedata Services	828	36,501
	LISI	6,133	170,554
	Maisons du Monde SA	6,647	150,798
	Manitou BF SA	2,169	73,723
	Manutan International	613	50,797
	Mersen SA	5,568	208,879
	Metropole Television SA	4,954	109,202
	Nexity SA	11,028	504,169
	NRJ Group	2,781	18,530
*	OL Groupe SA	4,185	10,739
	Orpea SA	11,130	1,162,573
	Publicis Groupe SA	354	23,765
	Quadient SA	7,850	187,669
*	Renault SA	40,848	1,471,920
	Rexel SA	82,278	1,635,374
	Rothschild & Co.	9,132	402,794
	Samse SA	262	62,954
	Savencia SA	1,209	89,478
	SCOR SE	44,209	1,488,302
	Seche Environnement SA	1,014	80,248
	SES SA, Class A	77,943	700,022
*	SMCP SA	8,807	72,318
	Societe BIC SA	4,365	253,731
	Societe LDC SA	509	57,406
	Sopra Steria Group SACA	2,131	418,992
	SPIE SA	20,775	505,187
	Stef SA	927	116,028
	Synergie SE	2,390	110,323
*	Technip Energies NV	25,661	394,933
	Television Francaise 1	14,505	155,288
	Total Gabon	282	44,115
	Union Financiere de France BQE SA	1,051	22,105
	Valeo	34,485	1,013,240
*	Vallourec SA	10,397	83,111
	Vicat SA	5,468	233,367
	VIEL & Cie SA	3,477	23,764
	Vilmorin & Cie SA	1,759	111,841
*	Vranken-Pommery Monopole SA	1,043	21,216
*	X-Fab Silicon Foundries SE	10,029	100,161

TOTAL FRANCE			33,516,525

GERMANY — (4.7%)
	1&1 AG	6,748	196,400
	3U Holding AG	6,131	29,617

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	7C Solarparken AG	8,896	$43,010
	Aareal Bank AG	13,685	437,446
*	ADVA Optical Networking SE	13,991	185,489
	AIXTRON SE	8,896	211,278
	Allgeier SE	1,469	48,148
	Aurubis AG	9,099	784,059
*	Bauer AG	1,974	25,679
	BayWa AG	4,365	184,652
	Bertrandt AG	1,270	82,842
*	Bijou Brigitte AG	1,051	30,003
	Bilfinger SE	6,668	234,346
*	Borussia Dortmund GmbH & Co. KGaA	12,941	71,412
	CANCOM SE	8,892	614,748
*	CECONOMY AG	24,513	119,597
	CENIT AG	1,654	27,765
	Cewe Stiftung & Co. KGAA	1,199	167,546
*	Commerzbank AG	248,787	1,816,861
*	Corestate Capital Holding SA	5,008	59,091
	Covestro AG	45,722	2,927,974
	CropEnergies AG	8,453	121,337
*	Deutz AG	37,189	311,701
	DMG Mori AG	1,172	56,930
	Draegerwerk AG & Co. KGaA	853	63,596
	Duerr AG	10,262	465,104
*	EDAG Engineering Group AG	1,985	26,729
	Elmos Semiconductor SE	1,610	74,961
*	ElringKlinger AG	6,411	90,572
	Encavis AG	15,266	319,913
	Evonik Industries AG	51,214	1,659,375
	FORTEC Elektronik AG	585	12,819
*	Fraport AG Frankfurt Airport Services Worldwide	9,184	657,312
	Freenet AG	31,842	820,098
	FUCHS PETROLUB SE	6,119	225,433
	GEA Group AG	33,066	1,628,539
#	Gerresheimer AG	7,057	647,498
*	Gesco AG	2,252	61,429
	GFT Technologies SE	4,908	231,442
*	Grammer AG	689	15,752
*	H&R GmbH & Co. KGaA	2,693	27,780
	Hamburger Hafen und Logistik AG	7,205	161,629
	HeidelbergCement AG	17,490	1,317,083
*	Heidelberger Druckmaschinen AG	15,016	38,610
#	Hella GmbH & Co. KGaA	8,240	571,526
*	Highlight Communications AG	1,774	8,133
#*	HolidayCheck Group AG	7,183	22,503
	Hornbach Baumarkt AG	2,035	91,465
	Hornbach Holding AG & Co. KGaA	2,631	332,709
	Hugo Boss AG	10,079	631,119
	Indus Holding AG	4,262	167,693
	Instone Real Estate Group AG	10,964	289,035
	Jenoptik AG	11,503	440,312
	JOST Werke AG	3,289	190,628
*	K+S AG	34,270	590,550
	KION Group AG	14,834	1,620,299
*	Kloeckner & Co. SE	21,008	282,254
*	Koenig & Bauer AG	2,837	100,105
	KPS AG	2,103	11,742
	Krones AG	2,652	273,301
	KSB SE & Co. KGaA	62	31,832

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KWS Saat SE & Co. KGaA	2,415	$206,154
	Lanxess AG	17,805	1,199,743
*	Leoni AG	3,724	57,812
*	Manz AG	474	24,775
*	MAX Automation SE	1,060	5,376
*	Mediclin AG	5,270	24,998
*	Medigene AG	4,353	18,065
*	Medios AG	2,000	84,430
	METRO AG	21,466	271,355
	MLP SE	17,665	170,304
#*	Nordex SE	16,716	307,195
	Norma Group SE	7,582	325,731
	OHB SE	1,320	57,828
	Patrizia AG	13,313	367,896
	PNE AG	16,656	160,838
#	ProSiebenSat.1 Media SE	39,750	665,842
*	q.beyond AG	31,370	72,405
	Rheinmetall AG	9,979	968,231
	RTL Group SA	8,142	470,268
	S&T AG	7,791	187,219
*	SAF-Holland SE	6,931	96,280
*	Salzgitter AG	8,526	312,819
	Schloss Wachenheim AG	674	15,428
	Scout24 AG	15,377	1,070,947
*	SGL Carbon SE	9,662	92,396
	Siltronic AG	1,160	180,972
*	Sixt SE	3,124	538,616
#	SMA Solar Technology AG	1,301	68,788
	Software AG	13,806	567,819
	Stabilus SA	5,682	426,681
	Suedzucker AG	16,348	259,347
*	SUESS MicroTec SE	4,556	119,812
	Surteco Group SE	1,940	82,541
	Syzygy AG	1,064	7,758
	Takkt AG	6,440	105,235
*	Talanx AG	11,907	572,610
	Technotrans SE	1,533	45,334
	Telefonica Deutschland Holding AG	256,761	668,970
*	thyssenkrupp AG	86,725	902,779
	United Internet AG	23,620	871,587
	VERBIO Vereinigte BioEnergie AG	1,844	146,618
	Vossloh AG	2,607	139,694
	Wacker Neuson SE	8,933	293,229
	Wuestenrot & Wuerttembergische AG	6,861	142,914
	Zeal Network SE	3,579	157,278

TOTAL GERMANY			36,521,728

GREECE — (0.1%)
*	Alpha Services & Holdings SA	215,675	274,956
	Autohellas Tourist & Trading SA	2,402	22,148
	Bank of Greece	3,495	68,308
*	Fourlis Holdings SA	10,074	44,780
*	GEK Terna Holding Real Estate Construction SA	5,542	62,133
	Hellenic Petroleum SA	9,333	64,348
*	Intracom Holdings SA	11,350	26,273
*	LAMDA Development SA	5,410	44,588
*	Motor Oil Hellas Corinth Refineries SA	7,768	131,854
*	National Bank of Greece SA	11,097	35,041
*	Piraeus Financial Holdings SA	2,884	4,929

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Piraeus Port Authority SA	966	$20,337
	Sarantis SA	1,157	11,681
	Titan Cement International SA	6,516	113,304

TOTAL GREECE			924,680

HONG KONG — (1.8%)
	AKM Industrial Co. Ltd.	90,000	12,702
#*	Apollo Future Mobility Group Ltd.	876,000	60,621
	Asia Financial Holdings Ltd.	32,000	14,289
	Associated International Hotels Ltd.	12,000	19,978
	Atlas Corp.	12,133	169,862
	Automated Systems Holdings Ltd.	110,400	19,000
	Bank of East Asia Ltd.	289,200	474,944
	BOC Aviation Ltd.	43,200	378,033
	BOCOM International Holdings Co. Ltd.	178,000	39,894
††	Brightoil Petroleum Holdings Ltd.	238,000	8,605
	Build King Holdings Ltd.	120,000	15,269
	BYD Electronic International Co. Ltd.	56,000	166,242
*	Cathay Pacific Airways Ltd.	189,909	175,202
*	Century City International Holdings Ltd.	360,000	20,170
	Cheuk Nang Holdings Ltd.	37,997	12,628
	Chevalier International Holdings Ltd.	20,000	25,015
*	China Energy Development Holdings Ltd.	2,198,000	48,031
*	China Energy Engineering Corp.	237,203	88,219
	Chow Sang Sang Holdings International Ltd.	95,000	134,964
	Chuang’s China Investments Ltd.	220,000	10,838
	Chuang’s Consortium International Ltd.	180,000	20,128
	CITIC Telecom International Holdings Ltd.	397,000	140,648
	Crystal International Group Ltd.	121,500	38,713
	CSI Properties Ltd.	1,310,000	37,221
	Dah Sing Banking Group Ltd.	133,200	127,439
	Dah Sing Financial Holdings Ltd.	48,000	148,789
	Eagle Nice International Holdings Ltd.	44,000	26,020
	EcoGreen International Group Ltd.	84,000	18,277
	Emperor International Holdings Ltd.	270,000	37,576
	Emperor Watch & Jewellery Ltd.	790,000	18,237
*	Esprit Holdings Ltd.	775,000	66,427
	Far East Consortium International Ltd.	302,169	99,645
	First Pacific Co. Ltd.	770,000	307,583
*	FIT Hon Teng Ltd.	116,000	23,260
	Fountain SET Holdings Ltd.	142,000	25,460
*	Genting Hong Kong Ltd.	136,000	12,001
	Get Nice Financial Group Ltd.	105,050	10,302
	Giordano International Ltd.	262,000	51,120
*	Goodbaby International Holdings Ltd.	199,000	28,893
	Great Eagle Holdings Ltd.	58,691	161,482
	Guotai Junan International Holdings Ltd.	478,000	69,344
	Haitong International Securities Group Ltd.	694,657	159,677
	Hang Lung Group Ltd.	203,000	475,335
	Hang Lung Properties Ltd.	152,000	352,770
	Hanison Construction Holdings Ltd.	105,877	18,177
*	Hans Energy Co. Ltd.	310,000	15,412
	Harbour Centre Development Ltd.	17,000	15,240
	HKR International Ltd.	251,040	100,168
	HKT Trust & HKT Ltd.	79,000	107,206
	Hon Kwok Land Investment Co. Ltd.	54,000	21,523
*	Hongkong & Shanghai Hotels Ltd.	96,716	87,969
††	Hsin Chong Group Holdings Ltd.	532,000	4,485
*	IRC Ltd.	1,186,000	37,859

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ITC Properties Group Ltd.	84,761	$11,313
	Johnson Electric Holdings Ltd.	72,790	161,118
	K Wah International Holdings Ltd.	284,000	113,604
*	Kader Holdings Co. Ltd.	136,000	7,614
	Kerry Logistics Network Ltd.	131,500	318,860
	Kerry Properties Ltd.	154,000	435,312
	Kowloon Development Co. Ltd.	105,000	124,308
*	Lai Sun Development Co. Ltd.	88,200	46,296
*	Lai Sun Garment International Ltd.	90,973	46,245
*	Landing International Development Ltd.	385,200	11,865
	Landsea Green Properties Co. Ltd.	264,000	16,628
	Liu Chong Hing Investment Ltd.	40,000	41,127
	Luk Fook Holdings International Ltd.	97,000	264,362
*	Meilleure Health International Industry Group Ltd.	432,000	24,860
*	Midland Holdings Ltd.	187,517	27,134
	Ming Fai International Holdings Ltd.	95,000	6,060
	Miramar Hotel & Investment	62,000	104,077
*	MMG Ltd.	112,000	51,733
*	Mongolian Mining Corp.	102,000	27,559
	New World Development Co. Ltd.	335,000	1,453,039
	Nissin Foods Co. Ltd.	66,000	49,125
	Orient Overseas International Ltd.	17,500	321,753
††	Pacific Andes International Holdings Ltd.	668,000	2,352
*	Pacific Century Premium Developments Ltd.	301,000	24,715
*	Paliburg Holdings Ltd.	86,000	22,391
	PC Partner Group Ltd.	28,000	35,453
	Pico Far East Holdings Ltd.	278,000	46,025
	Public Financial Holdings Ltd.	116,000	36,507
*	Regal Hotels International Holdings Ltd.	68,000	27,801
	Regina Miracle International Holdings Ltd.	52,000	24,708
	SAS Dragon Holdings Ltd.	64,000	37,663
*	Shangri-La Asia Ltd.	276,000	224,509
	Sing Tao News Corp. Ltd.	44,000	3,628
	Singamas Container Holdings Ltd.	432,000	50,872
	Sino Land Co. Ltd.	689,699	906,530
	SmarTone Telecommunications Holdings Ltd.	75,000	43,743
††	SMI Culture & Travel Group Holdings Ltd.	265,598	3,202
	Soundwill Holdings Ltd.	23,500	23,435
*	South China Holdings Co. Ltd.	190,000	2,154
	Stella International Holdings Ltd.	100,500	120,072
#	Sun Art Retail Group Ltd.	282,500	165,618
	Swire Pacific Ltd., Class A	126,000	792,110
	Swire Pacific Ltd., Class B	235,000	246,866
	Tao Heung Holdings Ltd.	133,000	15,015
*	Television Broadcasts Ltd.	82,600	64,231
	Texhong Textile Group Ltd.	61,000	91,021
	Texwinca Holdings Ltd.	182,000	37,270
*	Town Health International Medical Group Ltd.	694,000	49,148
	Transport International Holdings Ltd.	62,736	106,150
	United Laboratories International Holdings Ltd.	206,000	130,855
††	Untrade CW Group Holdings	183,500	1,021
	Untrade Youyuan Holdings	79,000	0
	Untrade. C Fiber Optic	344,000	0
††	Untrade.Burwill	664,000	1,135
††	Untrade.CTEG	532,000	4,362
	Value Partners Group Ltd.	264,000	135,145
	Vedan International Holdings Ltd.	80,000	8,117
#	VPower Group International Holdings Ltd.	154,733	30,241
	VSTECS Holdings Ltd.	158,000	149,104

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Wai Kee Holdings Ltd.	72,000	$34,601
	Wang On Group Ltd.	1,400,000	13,126
	WH Group Ltd.	1,525,160	1,069,158
	Wing Tai Properties Ltd.	72,000	38,901
*	Xingye Alloy Materials Group Ltd.	84,000	12,042
	YTO Express Holdings Ltd.	28,000	12,031
*	Yue Yuen Industrial Holdings Ltd.	183,000	388,456
#*	Yunfeng Financial Group Ltd.	190,000	50,674
	Zensun Enterprises Ltd.	247,999	140,939

TOTAL HONG KONG			13,845,981

HUNGARY — (0.0%)
*	Opus Global Nyrt	12,916	9,822

INDIA — (4.0%)
	ACC Ltd.	10,576	330,604
	Action Construction Equipment Ltd.	10,111	31,796
*	Adani Transmission Ltd.	15,110	360,504
	Advanced Enzyme Technologies Ltd.	6,791	34,294
	Aegis Logistics Ltd.	5,697	16,125
*	Ahluwalia Contracts India Ltd.	4,220	21,221
	AIA Engineering Ltd.	5,779	148,699
	Ajanta Pharma Ltd.	552	15,437
	Alembic Ltd.	15,848	22,057
	Alembic Pharmaceuticals Ltd.	3,741	38,935
	Alkem Laboratories Ltd.	714	34,335
	Allcargo Logistics Ltd.	9,990	35,999
	Amara Raja Batteries Ltd.	11,733	107,066
	Ambuja Cements Ltd.	31,119	168,309
	Anant Raj Ltd.	11,744	9,660
	Andhra Sugars Ltd.	2,857	24,415
	Apar Industries Ltd.	2,681	24,392
*	APL Apollo Tubes Ltd.	7,600	81,635
	Apollo Tyres Ltd.	59,452	170,312
*	Arvind Fashions Ltd.	6,635	26,620
*	Arvind Ltd.	42,016	74,017
	Ashiana Housing Ltd.	6,346	15,329
	Ashok Leyland Ltd.	17,078	32,664
*	Aster DM Healthcare Ltd.	19,220	47,933
	Astra Microwave Products Ltd.	9,638	28,919
	Aurobindo Pharma Ltd.	36,845	341,225
	Automotive Axles Ltd.	1,036	18,746
	Avanti Feeds Ltd.	8,501	62,999
	Bajaj Consumer Care Ltd.	9,104	28,252
*	Bajaj Hindusthan Sugar Ltd.	245,227	44,543
	Balmer Lawrie & Co. Ltd.	13,193	22,268
	Balrampur Chini Mills Ltd.	22,343	98,118
	Banco Products India Ltd.	7,771	19,092
*	Bank of Baroda	173,014	226,288
*	Bank of India	11,252	9,042
*	Bank of Maharashtra	144,375	40,246
	Bannari Amman Sugars Ltd.	400	12,101
	BASF India Ltd.	1,695	73,783
	BEML Ltd.	3,201	68,811
	Bhansali Engineering Polymers Ltd.	12,989	30,964
	Bharat Bijlee Ltd.	553	11,055
	Bharat Dynamics Ltd.	6,265	33,911
	Bharat Electronics Ltd.	175,609	487,965
	Bharat Forge Ltd.	28,706	297,772

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Bharat Heavy Electricals Ltd.	172,663	$157,622
	Birla Corp. Ltd.	5,876	119,664
	Birlasoft Ltd.	27,966	152,829
	Bliss Gvs Pharma Ltd.	9,745	14,461
	Bodal Chemicals Ltd.	4,733	7,778
	Bombay Burmah Trading Co.	2,667	38,464
	Brigade Enterprises Ltd.	18,474	116,096
*	Camlin Fine Sciences Ltd.	19,146	42,555
*	Canara Bank	69,536	199,550
*	Capacit’e Infraprojects Ltd.	3,450	7,660
	Caplin Point Laboratories Ltd.	1,579	17,269
	Carborundum Universal Ltd.	13,227	148,687
	Care Ratings Ltd.	4,579	41,801
	CCL Products India Ltd.	15,057	77,280
	Ceat Ltd.	4,557	76,535
*	Central Bank of India	152,169	44,687
	Century Enka Ltd.	1,534	9,104
	Century Textiles & Industries Ltd.	9,860	103,464
	Chambal Fertilizers & Chemicals Ltd.	29,997	148,853
††	Chennai Super Kings Cricket Ltd.	33,314	188
	Cholamandalam Financial Holdings Ltd.	16,707	156,484
	Cigniti Technologies Ltd.	1,421	11,264
	City Union Bank Ltd.	66,258	150,834
	Clariant Chemicals India Ltd.	3,519	25,891
	Cochin Shipyard Ltd.	5,431	25,423
	Container Corp. Of India Ltd.	34,329	302,128
	Coromandel International Ltd.	17,335	182,046
	Cosmo Films Ltd.	2,889	61,186
*	CSB Bank Ltd.	2,594	10,241
	Cummins India Ltd.	10,010	120,013
	Cyient Ltd.	10,755	153,392
	Dalmia Bharat Ltd.	9,678	260,704
	Dalmia Bharat Sugar & Industries Ltd.	5,261	27,738
	DB Corp. Ltd.	5,522	7,241
*	DCB Bank Ltd.	35,470	43,230
	DCM Shriram Ltd.	8,218	108,527
*	DCW Ltd.	37,568	23,874
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	10,472	56,484
	Delta Corp. Ltd.	21,699	75,534
	Dhampur Sugar Mills Ltd.	11,450	45,196
	Dhanuka Agritech Ltd.	3,435	33,514
	Dilip Buildcon Ltd.	4,729	37,978
*	Dish TV India Ltd.	164,378	38,077
*	Dishman Carbogen Amcis Ltd.	9,244	25,474
	Dollar Industries Ltd.	4,294	25,294
	Dwarikesh Sugar Industries Ltd.	10,456	9,940
*	Dynamatic Technologies Ltd.	79	2,820
	eClerx Services Ltd.	2,848	83,492
*	EID Parry India Ltd.	14,237	87,004
*	EIH Associated Hotels	485	2,491
*	EIH Ltd.	22,745	42,205
	Electrosteel Castings Ltd.	55,913	25,223
	Elgi Equipments Ltd.	5,850	15,618
	Engineers India Ltd.	42,292	41,167
	EPL Ltd.	18,871	54,303
	Escorts Ltd.	10,113	214,099
*	Eveready Industries India Ltd.	7,407	35,489
	Everest Kanto Cylinder Ltd.	6,320	9,492
	Excel Industries Ltd.	588	7,539

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Exide Industries Ltd.	61,047	$141,194
*	FDC Ltd.	8,970	38,388
	Federal Bank Ltd.	305,791	400,154
	Filatex India Ltd.	7,311	9,788
	Finolex Cables Ltd.	13,916	87,323
	Finolex Industries Ltd.	44,076	129,712
	Firstsource Solutions Ltd.	49,505	131,576
	Force Motors Ltd.	577	10,880
*	Fortis Healthcare Ltd.	72,224	236,211
*	Future Consumer Ltd.	86,904	8,153
	Gabriel India Ltd.	11,401	23,465
	GAIL India Ltd.	290,879	577,429
	Gateway Distriparks Ltd.	1,012	3,789
*	Gayatri Projects Ltd.	17,313	10,001
	GE Power India Ltd.	2,259	8,743
*	GE T&D India Ltd.	10,963	18,782
*	General Insurance Corp. of India	5,181	9,231
	Genus Power Infrastructures Ltd.	11,329	10,246
	Geojit Financial Services Ltd.	10,612	11,497
	GHCL Ltd.	12,871	72,640
	Glenmark Pharmaceuticals Ltd.	28,005	188,913
	Godawari Power & Ispat Ltd.	5,182	24,633
	Godawari Power & Ispat Ltd.	5,182	24,611
	Godfrey Phillips India Ltd.	2,053	35,667
*	Godrej Industries Ltd.	9,179	71,329
	Granules India Ltd.	24,708	102,802
	Graphite India Ltd.	11,091	79,256
	Grasim Industries Ltd.	11,421	264,017
	Great Eastern Shipping Co. Ltd.	20,810	90,557
	Greaves Cotton Ltd.	24,203	43,344
*	Greenpanel Industries Ltd.	9,316	48,155
	Gujarat Alkalies & Chemicals Ltd.	8,788	88,482
	Gujarat Ambuja Exports Ltd.	11,322	24,800
*	Gujarat Fluorochemicals Ltd.	5,043	123,296
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	15,488	95,041
	Gujarat Pipavav Port Ltd.	36,112	54,073
	Gujarat State Fertilizers & Chemicals Ltd.	16,942	29,974
	Gujarat State Petronet Ltd.	51,154	208,337
	HBL Power Systems Ltd.	14,954	10,032
*	HealthCare Global Enterprises Ltd.	4,542	13,749
	HEG Ltd.	2,257	62,049
	HeidelbergCement India Ltd.	11,926	38,067
	Heritage Foods Ltd.	4,435	30,933
	Hero MotoCorp Ltd.	11,158	397,119
	HFCL Ltd.	134,442	129,596
	HG Infra Engineering Ltd.	2,873	28,274
	Hikal Ltd.	9,005	68,727
	HIL Ltd.	809	48,654
	Himadri Speciality Chemical Ltd.	32,981	23,178
	Himatsingka Seide Ltd.	5,873	19,823
	Hindalco Industries Ltd.	30,120	187,259
	Hinduja Global Solutions Ltd.	2,027	73,154
	Hindustan Aeronautics Ltd.	5,367	94,463
	Honda India Power Products Ltd.	598	10,605
	Huhtamaki India Ltd.	2,798	8,940
	I G Petrochemicals Ltd.	4,882	54,641
	ICRA Ltd.	690	31,713
*	IDFC First Bank Ltd.	231,909	154,213
*	IDFC Ltd.	216,963	161,409

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IIFL Securities Ltd.	26,423	$34,270
	IIFL Wealth Management Ltd.	5,600	122,022
	India Cements Ltd.	48,461	133,690
	India Glycols Ltd.	2,437	27,462
*	Indiabulls Real Estate Ltd.	34,281	69,974
	Indian Bank	10,920	25,083
	Indian Hotels Co. Ltd.	44,894	120,023
*	Indian Overseas Bank	264,004	75,655
	Indo Count Industries Ltd.	11,162	36,479
	Indoco Remedies Ltd.	2,710	16,835
	Indus Towers Ltd.	67,310	245,127
	IndusInd Bank Ltd.	44,358	679,787
	INEOS Styrolution India Ltd.	1,405	28,089
*	Inox Leisure Ltd.	2,775	15,583
*	Inox Wind Ltd.	6,765	10,777
*	Intellect Design Arena Ltd.	7,679	67,207
	IOL Chemicals & Pharmaceuticals Ltd.	1,295	9,629
	IRCON International Ltd.	17,224	10,874
	ITD Cementation India Ltd.	8,815	9,619
	J Kumar Infraprojects Ltd.	5,857	11,857
*	Jagran Prakashan Ltd.	18,748	15,577
	Jai Corp. Ltd.	4,762	7,676
*	Jaiprakash Associates Ltd.	389,018	44,264
*	Jammu & Kashmir Bank Ltd.	63,698	34,231
	Jamna Auto Industries Ltd.	6,298	8,246
	JB Chemicals & Pharmaceuticals Ltd.	3,415	76,219
	Jindal Poly Films Ltd.	3,088	39,174
	Jindal Saw Ltd.	42,214	64,609
*	Jindal Stainless Hisar Ltd.	29,481	132,267
*	Jindal Stainless Ltd.	41,602	107,385
*	Jindal Steel & Power Ltd.	67,984	379,789
	JK Cement Ltd.	443	19,748
	JK Lakshmi Cement Ltd.	10,939	90,366
	JK Paper Ltd.	21,843	65,916
	JK Tyre & Industries Ltd.	17,886	34,680
	JSW Energy Ltd.	84,735	389,069
	JSW Steel Ltd.	31,550	283,992
	JTEKT India Ltd.	11,906	15,707
	Jubilant Ingrevia Ltd.	13,841	123,929
	Jubilant Pharmova Ltd.	13,841	110,151
*	Just Dial Ltd.	431	4,611
	Jyothy Labs Ltd.	23,984	50,275
	Kalpataru Power Transmission Ltd.	13,054	73,073
	Kalyani Steels Ltd.	5,833	28,806
	Karnataka Bank Ltd.	57,778	52,599
	Karur Vysya Bank Ltd.	66,610	43,708
	Kaveri Seed Co. Ltd.	4,744	33,208
	KCP Ltd.	13,145	23,152
	KEC International Ltd.	15,039	96,704
	KEI Industries Ltd.	9,996	122,483
	Kennametal India Ltd.	1,571	29,083
	Kiri Industries Ltd.	2,728	17,708
	Kirloskar Brothers Ltd.	5,401	28,790
	Kirloskar Ferrous Industries Ltd.	7,162	22,590
	Kirloskar Oil Engines Ltd.	10,569	28,758
	KNR Constructions Ltd.	19,275	72,297
*	Kolte-Patil Developers Ltd.	5,519	22,839
	KPIT Technologies Ltd.	27,966	115,483
	KPR Mill Ltd.	11,970	72,379

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KRBL Ltd.	10,100	$38,189
	KSB Ltd.	2,932	51,812
	LA Opala RG Ltd.	7,436	29,076
	Lakshmi Machine Works Ltd.	493	57,698
	Laurus Labs Ltd.	23,710	163,870
*	Lemon Tree Hotels Ltd.	55,731	40,685
	LG Balakrishnan & Bros Ltd.	3,999	26,960
	Linde India Ltd.	3,348	103,061
	LT Foods Ltd.	21,468	20,020
	Maharashtra Seamless Ltd.	7,193	47,089
	Mahindra & Mahindra Ltd.	38,761	459,631
*	Mahindra CIE Automotive Ltd.	19,585	70,541
*	Mahindra Lifespace Developers Ltd.	15,138	55,273
	Maithan Alloys Ltd.	769	10,894
	Mangalam Cement Ltd.	1,609	9,062
	Marksans Pharma Ltd.	41,168	36,379
	Mayur Uniquoters Ltd.	2,063	11,901
*	Meghmani Finechem Ltd.	870	10,259
	Meghmani Organics Ltd.	9,255	13,503
	Minda Corp. Ltd.	16,296	34,201
	MM Forgings Ltd.	1,405	16,044
*	Morepen Laboratories Ltd.	21,168	14,285
	Motilal Oswal Financial Services Ltd.	6,253	76,488
	MRF Ltd.	252	260,878
	Mukand Ltd.	6,374	11,208
	Multi Commodity Exchange of India Ltd.	2,927	66,607
	Natco Pharma Ltd.	14,624	161,798
	National Aluminium Co. Ltd.	172,453	224,047
	Nava Bharat Ventures Ltd.	21,096	32,440
	Navneet Education Ltd.	18,503	26,110
	NBCC India Ltd.	89,625	53,726
	NCC Ltd.	83,988	80,268
	NCL Industries Ltd.	2,948	9,729
	NESCO Ltd.	2,733	22,315
	Neuland Laboratories Ltd.	584	13,028
	Nilkamal Ltd.	984	31,215
	NMDC Ltd.	107,282	205,606
	NOCIL Ltd.	22,530	80,609
	NRB Bearings Ltd.	7,863	13,546
*	Oberoi Realty Ltd.	20,871	253,995
*	Olectra Greentech Ltd.	3,169	24,030
	OnMobile Global Ltd.	5,634	8,445
	Oracle Financial Services Software Ltd.	1,098	64,726
	Orient Cement Ltd.	16,977	36,902
	Orient Paper & Industries Ltd.	25,398	10,437
	Oriental Aromatics Ltd.	533	5,542
	Oriental Carbon & Chemicals Ltd.	1,832	25,253
	Panama Petrochem Ltd.	2,894	10,344
	Parag Milk Foods Ltd.	6,480	11,710
	Persistent Systems Ltd.	9,041	474,886
	Petronet LNG Ltd.	85,218	262,121
	Phillips Carbon Black Ltd.	14,933	44,014
	Phoenix Mills Ltd.	13,875	177,484
	PNC Infratech Ltd.	15,349	66,715
	Polyplex Corp. Ltd.	3,949	89,237
*	Power Mech Projects Ltd.	1,284	16,934
	Praj Industries Ltd.	14,719	65,752
*	Prakash Industries Ltd.	25,349	22,163
	Prataap Snacks Ltd.	1,310	12,011

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Prestige Estates Projects Ltd.	25,451	$145,944
*	Pricol Ltd.	9,266	12,043
*	Prism Johnson Ltd.	22,768	36,571
*	Punjab National Bank	241,175	136,308
	Quess Corp. Ltd.	9,007	104,272
	Quick Heal Technologies Ltd.	2,497	7,445
	Radico Khaitan Ltd.	8,247	123,815
	Rain Industries Ltd.	36,329	110,814
	Rajesh Exports Ltd.	10,828	92,361
	Rallis India Ltd.	12,165	43,107
	Ramco Cements Ltd.	16,754	239,434
	Ramkrishna Forgings Ltd.	1,701	24,835
*	Rane Holdings Ltd.	2,025	16,293
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	40,478
	Ratnamani Metals & Tubes Ltd.	2,824	81,117
*	Raymond Ltd.	7,309	44,563
*	RBL Bank Ltd.	55,183	133,881
	Redington India Ltd.	110,077	213,286
*	Reliance Power Ltd.	540,005	102,263
	Rhi Magnesita India Ltd.	2,205	10,211
*	RPSG Ventures Ltd.	2,302	23,928
*	Sadbhav Engineering Ltd.	23,722	15,255
	Sagar Cements Ltd.	3,475	13,118
	Sarda Energy & Minerals Ltd.	937	10,399
	Sasken Technologies Ltd.	1,587	26,294
	Savita Oil Technologies Ltd.	524	9,698
	SH Kelkar & Co. Ltd.	6,301	13,357
	Shakti Pumps India Ltd.	993	8,548
	Sharda Cropchem Ltd.	3,427	14,126
	Shilpa Medicare Ltd.	4,949	38,872
	Shipping Corp. of India Ltd.	20,352	34,825
*	SIS Ltd.	5,182	32,351
	Siyaram Silk Mills Ltd.	2,979	18,527
	Sobha Ltd.	10,497	108,092
	Solar Industries India Ltd.	2,369	78,845
	Solara Active Pharma Sciences Ltd.	2,176	36,281
	Somany Ceramics Ltd.	3,402	34,814
	Somany Home Innovation Ltd.	5,251	31,477
	Sonata Software Ltd.	4,254	47,942
*	South Indian Bank Ltd.	497,625	62,672
*	Star Cement Ltd.	13,744	18,486
	Steel Authority of India Ltd.	199,482	308,622
	Sterlite Technologies Ltd.	28,120	103,610
	Strides Pharma Science Ltd.	8,161	58,414
	Subex Ltd.	107,968	61,554
	Subros Ltd.	2,637	12,849
	Sudarshan Chemical Industries	2,644	20,301
	Sun TV Network Ltd.	12,903	96,761
	Sundaram-Clayton Ltd.	819	42,061
	Sunteck Realty Ltd.	12,856	78,796
	Suprajit Engineering Ltd.	12,447	57,347
	Supreme Petrochem Ltd.	3,109	26,278
	Surya Roshni Ltd.	4,819	39,339
	Sutlej Textiles & Industries Ltd.	19,044	17,619
	Suven Pharmaceuticals Ltd.	286	1,940
	Tamilnadu Petroproducts Ltd.	5,668	9,270
	Tata Chemicals Ltd.	31,633	382,264
	Tata Coffee Ltd.	16,634	46,510
	Tata Consumer Products Ltd.	29,429	319,911

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Metaliks Ltd.	1,163	$14,882
*	Tata Motors Ltd.	189,875	1,223,362
*	Tata Steel BSL Ltd.	59,583	68,968
	Tata Steel Ltd.	45,653	805,940
*	TCNS Clothing Co. Ltd.	1,568	15,760
	Techno Electric & Engineering Co. Ltd.	8,178	28,688
*	Tejas Networks Ltd.	8,361	48,596
	Thermax Ltd.	6,206	115,368
	Thirumalai Chemicals Ltd.	8,432	30,033
*	Thomas Cook India Ltd.	13,013	12,389
	Tide Water Oil Co. India Ltd.	1,174	25,814
	Time Technoplast Ltd.	9,013	8,394
	Tinplate Co. of India Ltd.	4,824	18,869
*	Titagarh Wagons Ltd.	8,195	10,351
	Transport Corp. of India Ltd.	3,428	28,860
	Trident Ltd.	196,352	99,992
	Triveni Engineering & Industries Ltd.	27,862	70,845
	Tube Investments of India Ltd.	1,672	31,249
	TV Today Network Ltd.	8,802	36,817
*	TV18 Broadcast Ltd.	70,676	39,422
	TVS Srichakra Ltd.	826	25,497
*	UCO Bank	45,994	8,912
	Uflex Ltd.	7,003	53,074
*	Union Bank of India	66,206	41,047
	UPL Ltd.	88,550	884,151
*	Usha Martin Ltd.	24,423	28,798
*	VA Tech Wabag Ltd.	7,294	31,104
	Vakrangee Ltd.	47,114	23,285
	Vardhman Textiles Ltd.	4,888	127,436
*	Varroc Engineering Ltd.	1,708	6,724
	Venky’s India Ltd.	1,292	47,386
	Vesuvius India Ltd.	2,035	29,256
	Vindhya Telelinks Ltd.	1,060	15,897
	Visaka Industries Ltd.	1,920	15,310
*	Vodafone Idea Ltd.	1,114,691	141,233
	Voltamp Transformers Ltd.	884	17,735
	VRL Logistics Ltd.	2,993	15,010
	VST Tillers Tractors Ltd.	681	26,428
	Welspun Corp. Ltd.	15,728	28,243
	Welspun Enterprises Ltd.	9,490	12,472
	Welspun India Ltd.	49,609	92,021
	West Coast Paper Mills Ltd.	6,279	21,113
	Wheels India Ltd.	1,811	17,132
*	Wockhardt Ltd.	6,164	35,174
*	Wonderla Holidays Ltd.	2,335	7,243
*	Yes Bank Ltd.	170,161	29,076
	Zee Entertainment Enterprises Ltd.	27,678	111,776
*	Zee Media Corp. Ltd.	65,764	10,548
	Zensar Technologies Ltd.	16,196	100,484
	Zydus Wellness Ltd.	2,688	73,610

TOTAL INDIA			31,171,244

INDONESIA — (0.5%)
	Adaro Energy Tbk PT	2,184,600	258,775
*	Adhi Karya Persero Tbk PT	585,200	43,439
	AKR Corporindo Tbk PT	388,500	117,218
*	Alam Sutera Realty Tbk PT	1,979,100	25,460
	Astra Agro Lestari Tbk PT	80,600	61,115
	Astra Otoparts Tbk PT	172,500	13,768

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank Capital Indonesia Tbk PT	1,075,400	$23,024
*	Bank China Construction Bank Indonesia Tbk PT	2,929,400	26,708
*	Bank Mayapada International Tbk PT	951,200	52,368
	Bank Maybank Indonesia Tbk PT	2,169,700	51,453
*	Bank Pan Indonesia Tbk PT	863,600	48,128
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	35,318
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	47,023
*	Bank Tabungan Negara Persero Tbk PT	524,700	65,997
	Blue Bird Tbk PT	151,800	15,871
*	Buana Lintas Lautan Tbk PT	1,461,500	26,437
	Bukit Asam Tbk PT	544,800	103,110
*	Bumi Serpong Damai Tbk PT	948,500	74,457
	Ciputra Development Tbk PT	1,414,886	107,463
*	Delta Dunia Makmur Tbk PT	888,000	18,560
	Dharma Satya Nusantara Tbk PT	494,300	20,220
	Elnusa Tbk PT	1,110,000	23,828
	Erajaya Swasembada Tbk PT	1,768,000	81,255
	Gajah Tunggal Tbk PT	310,300	16,003
	Gudang Garam Tbk PT	80,400	190,467
	Hexindo Adiperkasa Tbk PT	60,300	17,233
	Indah Kiat Pulp & Paper Tbk PT	472,800	282,903
*	Indika Energy Tbk PT	467,500	58,776
	Indo Tambangraya Megah Tbk PT	56,500	86,133
	Indofood Sukses Makmur Tbk PT	82,200	36,897
	Indomobil Sukses Internasional Tbk PT	319,500	22,612
	Integra Indocabinet Tbk PT	423,800	24,553
*	Intiland Development Tbk PT	1,209,000	14,793
	Japfa Comfeed Indonesia Tbk PT	790,900	96,608
*	Kawasan Industri Jababeka Tbk PT	3,135,500	35,006
*	Krakatau Steel Persero Tbk PT	689,800	25,599
	Link Net Tbk PT	85,400	23,446
*	Lippo Karawaci Tbk PT	3,401,250	35,577
*	Map Aktif Adiperkasa PT	106,300	24,416
*	Medco Energi Internasional Tbk PT	2,070,972	83,226
	Media Nusantara Citra Tbk PT	1,387,100	88,228
	Metrodata Electronics Tbk PT	92,100	23,982
*	MNC Kapital Indonesia Tbk PT	4,051,400	29,456
*	MNC Land Tbk PT	12,970,200	93,407
*	MNC Vision Networks Tbk PT	2,833,100	48,410
	Pabrik Kertas Tjiwi Kimia Tbk PT	287,300	169,313
*	Pakuwon Jati Tbk PT	2,451,800	86,773
*	Paninvest Tbk PT	227,600	11,071
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	637,600	62,808
*	PP Persero Tbk PT	736,900	62,828
	Puradelta Lestari Tbk PT	1,263,400	20,009
*	Ramayana Lestari Sentosa Tbk PT	603,300	31,515
*††	Rimo International Lestari Tbk PT	4,191,900	2,774
	Salim Ivomas Pratama Tbk PT	511,500	17,401
	Samudera Indonesia Tbk PT	300,600	15,188
	Sawit Sumbermas Sarana Tbk PT	808,800	65,176
*	Semen Baturaja Persero Tbk PT	247,700	13,288
	Semen Indonesia Persero Tbk PT	179,900	115,600
*††	Sri Rejeki Isman Tbk PT	1,787,400	13,815
	Steel Pipe Industry of Indonesia PT	497,300	12,286
*	Summarecon Agung Tbk PT	1,816,004	117,509
*	Surya Esa Perkasa Tbk PT	1,479,900	34,879
*	Surya Semesta Internusa Tbk PT	835,700	29,417
	Tempo Scan Pacific Tbk PT	117,300	12,173
*††	Tiphone Mobile Indonesia Tbk PT	247,700	397

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Trada Alam Minera Tbk PT	3,776,600	$2,499
	Tunas Baru Lampung Tbk PT	599,800	36,610
	Vale Indonesia Tbk PT	364,800	125,022
*	Wijaya Karya Persero Tbk PT	413,100	36,391
	XL Axiata Tbk PT	450,000	97,989

TOTAL INDONESIA			3,891,457

IRELAND — (0.5%)
*	AIB Group PLC	180,660	488,952
*	Bank of Ireland Group PLC	218,745	1,303,103
	Cairn Homes PLC	174,081	225,997
*	FBD Holdings PLC	6,732	64,141
	Glanbia PLC	44,810	731,796
*	Glenveagh Properties PLC	132,660	167,275
*	Permanent TSB Group Holdings PLC	37,825	69,909
	Smurfit Kappa Group PLC	12,468	653,530

TOTAL IRELAND			3,704,703

ISRAEL — (1.1%)
	Afcon Holdings Ltd.	502	30,388
	Africa Israel Residences Ltd.	911	49,694
	Albaad Massuot Yitzhak Ltd.	1,555	21,070
*	Alrov Properties & Lodgings Ltd.	1,983	109,078
	Arad Ltd.	3,363	50,209
	Ashtrom Group Ltd.	8,375	195,817
	Aura Investments Ltd.	35,450	52,505
*	Avgol Industries 1953 Ltd.	17,326	16,675
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	150,033
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	44,695
	Carasso Motors Ltd.	6,480	38,066
*	Castro Model Ltd.	387	12,397
*	Cellcom Israel Ltd.	13,574	51,364
*	Cellcom Israel Ltd.	11,396	42,587
*	Clal Insurance Enterprises Holdings Ltd.	15,175	374,944
	Delek Automotive Systems Ltd.	9,446	123,676
*	Delek Group Ltd.	2,600	216,541
	Delta Galil Industries Ltd.	2,465	126,582
	Dor Alon Energy in Israel 1988 Ltd.	748	21,446
	Duniec Brothers Ltd.	990	55,053
*	Equital Ltd.	5,727	176,009
	First International Bank of Israel Ltd.	14,688	589,034
	FMS Enterprises Migun Ltd.	889	28,764
	Formula Systems 1985 Ltd.	1,912	205,948
	Formula Systems 1985 Ltd., Sponsored ADR	433	46,643
	Gilat Satellite Networks Ltd.	6,182	51,166
	Golf & Co. Group Ltd.	3,592	10,059
	Hadera Paper Ltd.	867	69,313
	Hamat Group Ltd.	5,206	34,745
	Harel Insurance Investments & Financial Services Ltd.	33,143	370,547
	IDI Insurance Co. Ltd.	1,856	74,623
	Ilex Medical Ltd.	1,003	36,445
	Isracard Ltd.	51,429	206,722
	Israel Canada T.R Ltd.	25,831	124,668
*	Israel Discount Bank Ltd., Class A	4,021	24,296
	Israel Land Development - Urban Renewal Ltd.	5,064	71,735
	Isras Investment Co. Ltd.	443	98,970
*	Issta Lines Ltd.	1,709	43,348
*	Kamada Ltd.	5,675	32,404

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Kenon Holdings Ltd.	4,051	$162,622
	Kerur Holdings Ltd.	1,355	40,801
	Klil Industries Ltd.	356	32,893
	Magic Software Enterprises Ltd.	12,472	271,640
	Magic Software Enterprises Ltd.	3,745	79,611
	Mediterranean Towers Ltd.	24,745	77,363
*	Mehadrin Ltd.	111	6,511
	Meitav Dash Investments Ltd.	8,070	43,647
	Menora Mivtachim Holdings Ltd.	6,559	151,739
	Migdal Insurance & Financial Holdings Ltd.	102,324	174,134
*	Naphtha Israel Petroleum Corp. Ltd.	9,332	57,837
*	Neto Malinda Trading Ltd.	3,324	103,533
	Neto ME Holdings Ltd.	526	26,030
	NR Spuntech Industries Ltd.	8,025	20,981
*	Oil Refineries Ltd.	549,256	148,619
*	OPC Energy Ltd.	11,559	120,995
	Palram Industries 1990 Ltd.	1,933	33,040
*	Partner Communications Co. Ltd.	37,843	191,353
*	Paz Oil Co. Ltd.	2,643	336,860
*	Perion Network Ltd.	5,377	150,254
	Phoenix Holdings Ltd.	39,591	500,427
	Plasson Industries Ltd.	1,011	75,675
	Prashkovsky Investments & Construction Ltd.	1,444	45,519
	Rapac Communication & Infrastructure Ltd.	1,204	11,503
	Raval Ics Ltd.	12,763	30,813
	Sano-Brunos Enterprises Ltd.	440	50,038
	Scope Metals Group Ltd.	1,581	71,325
	Shalag Industries Ltd.	2,618	11,481
*	Shikun & Binui Ltd.	50,589	300,889
	Shufersal Ltd.	28,060	232,394
	Suny Cellular Communication Ltd.	38,993	18,020
	Tel Aviv Stock Exchange Ltd.	16,879	92,502
*	Tera Light Ltd.	6,559	16,562
*	Tower Semiconductor Ltd.	14,423	472,236
	YH Dimri Construction & Development Ltd.	1,816	130,369

TOTAL ISRAEL			8,368,475

ITALY — (2.7%)
	A2A SpA	379,595	798,800
	ACEA SpA	12,956	281,040
*	Aeffe SpA	11,709	33,980
	Alerion Cleanpower SpA	1,204	33,528
	Anima Holding SpA	72,828	386,967
*	Aquafil SpA	2,728	24,613
*	Arnoldo Mondadori Editore SpA	26,429	61,111
	Ascopiave SpA	18,489	75,314
*	Autogrill SpA	27,022	212,136
	Autostrade Meridionali SpA	328	10,723
	Avio SpA	4,608	61,309
	Azimut Holding SpA	18,011	518,686
*	Banca Generali SpA	10,245	481,973
	Banca IFIS SpA	7,189	132,936
	Banca Mediolanum SpA	47,499	478,653
*	Banca Monte dei Paschi di Siena SpA	7,614	9,098
	Banca Popolare di Sondrio SCPA	140,208	609,276
	Banca Profilo SpA	114,968	27,766
*	Banca Sistema SpA	15,855	41,519
	Banco BPM SpA	376,451	1,170,685
	Banco di Desio e della Brianza SpA	12,049	44,590

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	BasicNet SpA	4,771	$27,296
	BF SpA	11,931	49,777
	BFF Bank SpA	3,503	31,366
	BPER Banca	235,684	516,753
	Brembo SpA	23,150	304,067
	Buzzi Unicem SpA	24,167	563,650
	Cairo Communication SpA	10,886	22,786
	Cementir Holding NV	12,612	132,418
*	CIR SpA-Compagnie Industriali	181,186	99,826
	CNH Industrial NV	12,079	208,068
	Credito Emiliano SpA	26,172	198,567
*	d’Amico International Shipping SA	87,626	10,448
	Danieli & C Officine Meccaniche SpA	12,070	260,766
	Danieli & C Officine Meccaniche SpA	3,835	129,098
*	Elica SpA	8,847	36,764
	Emak SpA	24,049	56,019
*	Enav SpA	52,512	230,435
	ERG SpA	13,082	472,573
	Esprinet SpA	7,745	100,605
*	Exprivia SpA	9,687	21,324
	Fila SpA	4,449	53,679
*	Fincantieri SpA	92,350	72,620
*	FNM SpA	40,686	31,561
	Gefran SpA	2,084	27,235
	Hera SpA	198,526	812,218
*	Illimity Bank SpA	14,626	230,858
*	IMMSI SpA	62,616	37,583
	Indel B SpA	373	11,611
*	IVS Group SA	2,689	19,738
	La Doria SpA	4,356	83,558
*	Leonardo SpA	101,543	745,079
	LU-VE SpA	1,303	35,492
	Maire Tecnimont SpA	35,493	152,941
	Mediaset NV	91,865	258,062
*	Mediobanca Banca di Credito Finanziario SpA	153,011	1,825,838
*	Mondo TV SpA	5,850	8,937
	Openjobmetis SpA agenzia per il lavoro	3,304	43,954
	Orsero SpA	2,608	28,484
*	OVS SpA	73,087	209,944
	Piaggio & C SpA	37,201	124,710
	Pirelli & C SpA	101,523	624,401
	Poste Italiane SpA	69,400	991,159
*	Prima Industrie SpA	1,511	33,383
	Prysmian SpA	19,391	733,155
	Reno de Medici SpA	44,457	74,668
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	12,650
	Sabaf SpA	2,439	78,495
	SAES Getters SpA	1,779	52,852
	SAES Getters SpA	2,331	48,025
*	Safilo Group SpA	28,579	51,660
*	Saipem SpA	104,987	230,023
*	Saras SpA	103,516	76,850
*	Sogefi SpA	16,311	25,859
	SOL SpA	8,739	200,817
	Telecom Italia SpA	1,859,543	663,391
	Telecom Italia SpA	1,196,338	454,816
	Tenaris SA	58,105	647,074
	Tenaris SA, ADR	35,416	789,068
*	Tod’s SpA	2,952	162,827

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Unieuro SpA	3,992	$93,795
	Unipol Gruppo SpA	108,936	625,662
	UnipolSai Assicurazioni SpA	136,888	396,387
	Webuild SpA	6,099	15,099

TOTAL ITALY			20,863,527

JAPAN — (15.4%)
	77 Bank Ltd.	12,300	125,479
	A&D Co. Ltd.	5,200	46,171
	Achilles Corp.	2,400	27,655
	AD Works Group Co. Ltd.	8,300	11,883
	ADEKA Corp.	23,100	513,868
	Advan Group Co. Ltd.	7,500	64,093
*	Advanced Media, Inc.	6,000	40,726
	Agro-Kanesho Co. Ltd.	2,600	30,961
	AGS Corp.	1,900	15,785
	Ahresty Corp.	9,900	36,985
	Aichi Bank Ltd.	2,300	69,521
	Aichi Steel Corp.	3,400	79,209
	Aichi Tokei Denki Co. Ltd.	900	38,127
	Aida Engineering Ltd.	13,400	121,644
	Ainavo Holdings Co. Ltd.	2,300	20,057
	Air Water, Inc.	47,800	731,344
	Airport Facilities Co. Ltd.	7,000	35,796
	Aisan Industry Co. Ltd.	11,200	82,528
	Akatsuki Corp.	9,400	30,852
	Akatsuki, Inc.	2,500	68,204
*	Akebono Brake Industry Co. Ltd.	27,300	55,182
	Akita Bank Ltd.	5,000	63,622
	Albis Co. Ltd.	2,000	41,423
	Alconix Corp.	7,000	105,524
	Alfresa Holdings Corp.	55,300	779,563
	Alinco, Inc.	4,500	39,302
	Alpen Co. Ltd.	4,900	119,523
	Alpha Corp.	2,400	25,971
	Alps Alpine Co. Ltd.	53,781	525,497
	Alps Logistics Co. Ltd.	6,000	54,783
	Amada Co. Ltd.	24,708	244,102
	Amiyaki Tei Co. Ltd.	500	13,486
	Anabuki Kosan, Inc.	1,200	21,783
	Anest Iwata Corp.	9,700	77,269
	AOKI Holdings, Inc.	8,400	51,286
	Aomori Bank Ltd.	3,300	56,912
*	Aoyama Trading Co. Ltd.	10,600	72,888
	Aozora Bank Ltd.	35,200	805,199
	Arakawa Chemical Industries Ltd.	5,500	59,979
	Arata Corp.	4,300	152,213
	Araya Industrial Co. Ltd.	1,000	15,301
	Arcs Co. Ltd.	12,700	244,059
	Arealink Co. Ltd.	3,400	46,271
	Artnature, Inc.	3,600	23,383
	Asahi Co. Ltd.	4,200	48,779
	Asahi Kogyosha Co. Ltd.	1,300	38,985
	Asahi Printing Co. Ltd.	3,000	22,462
	Asahi Yukizai Corp.	4,500	54,379
	Asanuma Corp.	1,800	71,985
	Asia Pile Holdings Corp.	10,700	43,540
	ASKA Pharmaceutical Holdings Co. Ltd.	3,500	30,413
	Astena Holdings Co. Ltd.	8,100	40,205

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Autobacs Seven Co. Ltd.	17,500	$226,335
	Avantia Co. Ltd.	4,700	35,504
	Awa Bank Ltd.	8,100	150,882
	Axial Retailing, Inc.	5,100	162,210
	Axyz Co. Ltd.	800	22,651
	Bando Chemical Industries Ltd.	6,400	49,454
	Bank of Iwate Ltd.	5,200	74,708
	Bank of Kochi Ltd.	2,700	18,066
	Bank of Nagoya Ltd.	2,000	42,544
	Bank of Saga Ltd.	2,500	31,518
	Bank of the Ryukyus Ltd.	9,700	64,659
	Bank of Toyama Ltd.	1,400	23,382
	Belluna Co. Ltd.	17,700	124,292
	Benesse Holdings, Inc.	10,200	233,357
	Bic Camera, Inc.	16,600	143,167
	Bourbon Corp.	3,000	61,258
	Broccoli Co. Ltd.	2,100	24,197
	Brother Industries Ltd.	13,500	261,008
	Bunka Shutter Co. Ltd.	14,200	138,417
	C Uyemura & Co. Ltd.	3,400	140,493
	Canon Electronics, Inc.	8,000	110,117
	Carlit Holdings Co. Ltd.	5,500	36,737
	Cawachi Ltd.	4,800	93,627
	Central Glass Co. Ltd.	11,100	206,700
	Central Sports Co. Ltd.	2,100	44,725
	Chiba Bank Ltd.	157,800	978,078
	Chiba Kogyo Bank Ltd.	21,000	49,798
	Chilled & Frozen Logistics Holdings Co. Ltd.	4,100	60,761
	Chino Corp.	1,700	20,991
	Chiyoda Co. Ltd.	6,700	44,951
	Chori Co. Ltd.	4,500	71,754
	Chubu Shiryo Co. Ltd.	3,121	29,828
	Chuetsu Pulp & Paper Co. Ltd.	2,000	20,649
	Chugai Ro Co. Ltd.	2,700	41,326
	Chugoku Bank Ltd.	35,800	259,699
	Chugoku Marine Paints Ltd.	11,700	90,566
	Chukyo Bank Ltd.	3,300	38,215
	Chuo Gyorui Co. Ltd.	500	12,756
	CI Takiron Corp.	14,900	79,463
	Citizen Watch Co. Ltd.	67,800	295,680
	CK-San-Etsu Co. Ltd.	1,300	39,064
	Cleanup Corp.	6,800	33,175
	CMIC Holdings Co. Ltd.	4,200	54,696
*	CMK Corp.	16,800	63,259
	Coca-Cola Bottlers Japan Holdings, Inc.	37,500	516,059
	Concordia Financial Group Ltd.	324,300	1,288,986
	CONEXIO Corp.	3,700	47,420
	Cosel Co. Ltd.	9,200	74,908
	Cosmo Energy Holdings Co. Ltd.	15,900	325,038
	Create Medic Co. Ltd.	3,000	26,037
	CTI Engineering Co. Ltd.	3,300	79,166
	Cybernet Systems Co. Ltd.	4,000	22,333
	Dai Nippon Toryo Co. Ltd.	7,200	54,788
	Daicel Corp.	66,300	496,406
	Dai-Dan Co. Ltd.	4,100	86,325
	Daido Kogyo Co. Ltd.	3,300	29,627
	Daido Metal Co. Ltd.	7,900	42,394
	Daido Steel Co. Ltd.	8,300	317,996
	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	38,312

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Daiho Corp.	5,000	$168,429
Dai-Ichi Cutter Kogyo KK	1,200	14,982
Daiichi Jitsugyo Co. Ltd.	2,100	97,681
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	82,304
Daiken Corp.	3,200	69,929
Daiki Aluminium Industry Co. Ltd.	8,400	122,263
Daikoku Denki Co. Ltd.	2,500	26,592
Daikyonishikawa Corp.	9,100	54,685
Dainichi Co. Ltd.	3,100	21,452
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,500	57,788
Daio Paper Corp.	18,900	332,575
Daiseki Eco. Solution Co. Ltd.	1,100	16,967
Daishi Hokuetsu Financial Group, Inc.	8,350	187,002
Daishinku Corp.	6,800	60,392
Daisue Construction Co. Ltd.	3,500	27,023
Daito Chemix Corp.	2,000	21,755
Daito Pharmaceutical Co. Ltd.	3,100	87,421
Daitron Co. Ltd.	2,700	53,725
Daiwabo Holdings Co. Ltd.	8,000	140,840
DCM Holdings Co. Ltd.	38,900	379,279
Denka Co. Ltd.	20,300	664,605
Denyo Co. Ltd.	5,100	88,430
DIC Corp.	19,000	503,059
Digital Holdings, Inc.	4,600	70,543
DKK-Toa Corp.	3,400	25,143
DKS Co. Ltd.	2,700	81,774
Doutor Nichires Holdings Co. Ltd.	6,800	97,541
Dowa Holdings Co. Ltd.	12,900	538,754
Duskin Co. Ltd.	10,200	245,716
Eagle Industry Co. Ltd.	7,000	74,771
Ebara Foods Industry, Inc.	1,400	31,129
Eco’s Co. Ltd.	1,400	23,165
EDION Corp.	26,400	250,554
EF-ON, Inc.	5,900	43,181
Ehime Bank Ltd.	10,500	70,873
Eidai Co. Ltd.	8,000	20,488
Eizo Corp.	4,100	156,800
Elematec Corp.	5,800	57,881
Endo Lighting Corp.	4,100	37,858
Enomoto Co. Ltd.	800	12,399
ES-Con Japan Ltd.	7,300	52,453
Eslead Corp.	2,300	34,055
ESPEC Corp.	4,800	97,366
Exedy Corp.	5,000	74,479
Ezaki Glico Co. Ltd.	13,000	471,815
FALCO HOLDINGS Co. Ltd.	2,300	34,260
FCC Co. Ltd.	6,000	83,069
Feed One Co. Ltd.	5,500	36,210
FIDEA Holdings Co. Ltd.	4,110	42,506
First Bank of Toyama Ltd.	14,900	37,533
First Brothers Co. Ltd.	1,800	16,338
First Juken Co. Ltd.	2,300	24,670
FJ Next Co. Ltd.	5,000	44,470
Foster Electric Co. Ltd.	8,100	57,743
France Bed Holdings Co. Ltd.	7,200	57,047
Freund Corp.	1,400	10,296
F-Tech, Inc.	4,900	27,419
Fudo Tetra Corp.	4,400	69,895
Fuji Co. Ltd.	5,600	98,689

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Corp.	16,400	$382,547
	Fuji Corp.	1,000	10,529
	Fuji Corp. Ltd.	9,800	59,294
	Fuji Die Co. Ltd.	1,700	9,676
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	28,131
	Fuji Kosan Co. Ltd.	1,300	12,037
	Fuji Oil Co. Ltd.	15,000	35,667
	Fuji Oil Holdings, Inc.	10,100	237,026
	Fuji Pharma Co. Ltd.	5,500	53,032
	Fuji Seal International, Inc.	9,500	208,919
	Fujibo Holdings, Inc.	2,500	90,673
	Fujicco Co. Ltd.	6,100	102,408
	Fujikura Composites, Inc.	6,200	43,392
	Fujikura Kasei Co. Ltd.	7,900	36,434
*	Fujikura Ltd.	71,000	382,963
	Fujimori Kogyo Co. Ltd.	4,300	176,805
	Fujisash Co. Ltd.	25,800	17,453
	Fujiya Co. Ltd.	3,200	66,230
	FuKoKu Co. Ltd.	3,700	32,163
	Fukuda Corp.	2,100	85,490
	Fukuda Denshi Co. Ltd.	2,300	193,720
	Fukui Bank Ltd.	6,000	77,559
	Fukuoka Financial Group, Inc.	50,960	915,513
*	Fukushima Bank Ltd.	9,000	18,261
	Fukuvi Chemical Industry Co. Ltd.	2,200	12,170
	Fukuyama Transporting Co. Ltd.	6,900	274,861
	Furukawa Co. Ltd.	5,800	64,182
	Furukawa Electric Co. Ltd.	17,600	385,107
	Furuno Electric Co. Ltd.	8,700	93,097
	Fuso Pharmaceutical Industries Ltd.	2,300	51,320
	Futaba Industrial Co. Ltd.	18,600	72,819
	Gakken Holdings Co. Ltd.	7,300	71,460
	Gecoss Corp.	5,000	37,776
	Geo Holdings Corp.	8,600	91,366
	GL Sciences, Inc.	2,600	62,343
	GLOBERIDE, Inc.	4,000	144,742
	Glory Ltd.	8,175	175,969
	Glosel Co. Ltd.	6,000	21,834
	Godo Steel Ltd.	3,100	40,988
	Grandy House Corp.	4,100	17,485
	GS Yuasa Corp.	17,600	383,146
	GSI Creos Corp.	3,400	29,531
	G-Tekt Corp.	8,100	100,982
	Gunma Bank Ltd.	107,800	332,810
	Gunze Ltd.	4,600	177,294
	H2O Retailing Corp.	19,500	155,730
	Hachijuni Bank Ltd.	114,500	382,681
	Hagihara Industries, Inc.	4,100	54,037
	Hagiwara Electric Holdings Co. Ltd.	1,500	28,369
	Hagoromo Foods Corp.	500	13,887
	Hakudo Co. Ltd.	1,700	43,093
	Hakuto Co. Ltd.	4,700	80,274
	Halows Co. Ltd.	2,100	51,590
	Hamakyorex Co. Ltd.	4,500	124,760
	Hanwa Co. Ltd.	10,500	315,405
	Happinet Corp.	4,400	57,936
	Hard Off Corp. Co. Ltd.	3,900	26,465
	Harima Chemicals Group, Inc.	4,400	33,716
	Haruyama Holdings, Inc.	2,000	10,132

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Haseko Corp.	66,800	$869,805
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	30,459
	Hazama Ando Corp.	46,000	311,498
	Heiwa Corp.	13,800	246,068
	Heiwa Real Estate Co. Ltd.	8,500	268,353
	Heiwado Co. Ltd.	9,700	167,909
	Himaraya Co. Ltd.	2,700	25,044
	Hirakawa Hewtech Corp.	4,100	44,634
	Hirata Corp.	2,000	121,943
	Hirogin Holdings, Inc.	86,100	474,346
*	Hiroshima Electric Railway Co. Ltd.	3,200	23,694
	Hitachi Zosen Corp.	53,500	419,490
	Hochiki Corp.	3,900	42,833
	Hodogaya Chemical Co. Ltd.	2,100	89,494
	Hogy Medical Co. Ltd.	6,400	175,468
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	32,769
	Hokkan Holdings Ltd.	2,600	34,597
	Hokko Chemical Industry Co. Ltd.	5,700	50,013
	Hokkoku Financial Holdings, Inc.	4,700	81,916
	Hokuetsu Corp.	39,600	261,657
	Hokuetsu Industries Co. Ltd.	6,000	51,074
	Hokuhoku Financial Group, Inc.	31,500	225,343
	Hokuriku Electric Industry Co. Ltd.	2,500	22,730
	Hokuto Corp.	6,300	108,796
	Honda Tsushin Kogyo Co. Ltd.	5,600	22,426
	H-One Co. Ltd.	7,100	46,937
	Honeys Holdings Co. Ltd.	4,700	43,405
	Hoosiers Holdings	10,600	65,391
	Hosokawa Micron Corp.	3,600	99,597
	Howa Machinery Ltd.	3,900	27,734
	Hyakugo Bank Ltd.	46,900	135,953
	Hyakujushi Bank Ltd.	7,400	95,749
	Ichiken Co. Ltd.	1,900	32,024
	Ichikoh Industries Ltd.	10,600	52,587
	Ichimasa Kamaboko Co. Ltd.	3,000	24,061
	Ichinen Holdings Co. Ltd.	6,400	78,518
	Ichiyoshi Securities Co. Ltd.	8,300	47,362
	IDEA Consultants, Inc.	1,600	28,537
	IHI Corp.	34,200	798,837
	Iino Kaiun Kaisha Ltd.	25,600	123,466
	IJTT Co. Ltd.	6,900	35,774
*	Imagica Group, Inc.	6,500	33,179
	Imasen Electric Industrial	4,500	28,025
	Imura Envelope Co., Inc.	2,800	20,000
	Inaba Denki Sangyo Co. Ltd.	12,900	309,440
	Inaba Seisakusho Co. Ltd.	3,600	42,261
	Inabata & Co. Ltd.	14,200	210,213
	Inageya Co. Ltd.	900	10,878
	Ines Corp.	5,800	84,758
	INFRONEER Holdings, Inc.	58,352	483,301
	I-O Data Device, Inc.	2,400	19,121
	I-PEX, Inc.	3,600	64,802
	Ise Chemicals Corp.	500	17,315
*	Iseki & Co. Ltd.	5,500	79,477
	Isetan Mitsukoshi Holdings Ltd.	100,600	735,481
	Ishihara Sangyo Kaisha Ltd.	12,100	133,415
*	Ishizuka Glass Co. Ltd.	1,000	18,926
	Isolite Insulating Products Co. Ltd.	3,700	28,773
	Itochu Enex Co. Ltd.	13,800	121,763

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Itochu-Shokuhin Co. Ltd.	1,900	$87,806
	Itoham Yonekyu Holdings, Inc.	38,200	232,927
	Itoki Corp.	12,300	39,151
	IwaiCosmo Holdings, Inc.	6,600	77,553
	Iwaki Co. Ltd.	2,900	25,572
	Iwasaki Electric Co. Ltd.	2,500	45,976
	Iyo Bank Ltd.	70,200	343,455
	Izumi Co. Ltd.	9,300	281,964
	J Front Retailing Co. Ltd.	54,900	508,863
*	J Trust Co. Ltd.	17,400	90,966
*	Jalux, Inc.	1,300	19,481
	Janome Sewing Machine Co. Ltd.	6,900	44,781
	Japan Aviation Electronics Industry Ltd.	11,900	197,311
*	Japan Cash Machine Co. Ltd.	4,800	36,120
*	Japan Display, Inc.	60,600	18,139
	Japan Electronic Materials Corp.	2,500	42,203
	Japan Investment Adviser Co. Ltd.	3,100	33,900
	Japan Oil Transportation Co. Ltd.	700	16,184
	Japan Pulp & Paper Co. Ltd.	3,300	111,323
	Japan Steel Works Ltd.	14,000	411,282
	Japan Transcity Corp.	10,000	53,173
	Japan Wool Textile Co. Ltd.	15,600	124,587
	JBCC Holdings, Inc.	3,000	45,811
	JDC Corp.	12,400	65,075
	JFE Systems, Inc.	800	13,557
	JGC Holdings Corp.	67,700	636,198
	Jichodo Co. Ltd.	200	11,890
	Jimoto Holdings, Inc.	5,050	28,849
	JK Holdings Co. Ltd.	4,200	31,902
	JMS Co. Ltd.	7,000	45,637
*	Joban Kosan Co. Ltd.	2,000	25,431
	J-Oil Mills, Inc.	6,900	111,215
	Joshin Denki Co. Ltd.	6,700	139,457
	Joyful Honda Co. Ltd.	13,400	184,292
	JSP Corp.	2,400	32,296
	JTEKT Corp.	62,700	554,996
	Juki Corp.	8,800	65,695
	Juroku Financial Group, Inc.	5,600	101,708
	JVCKenwood Corp.	42,800	73,839
	Kadoya Sesame Mills, Inc.	600	21,226
	Kaga Electronics Co. Ltd.	4,900	134,686
	Kamei Corp.	6,900	70,314
	Kamigumi Co. Ltd.	25,700	517,468
	Kanaden Corp.	6,800	61,266
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	64,335
	Kaname Kogyo Co. Ltd.	1,300	10,445
	Kanamoto Co. Ltd.	10,300	220,634
	Kandenko Co. Ltd.	31,500	244,183
	Kaneka Corp.	11,200	429,508
	Kaneko Seeds Co. Ltd.	2,800	36,952
	Kanematsu Corp.	21,700	252,006
	Kanemi Co. Ltd.	1,200	29,796
	Kansai Super Market Ltd.	5,000	81,277
	Kanto Denka Kogyo Co. Ltd.	11,000	101,180
*	Kasai Kogyo Co. Ltd.	7,400	21,897
	Katakura & Co-op Agri Corp.	1,200	12,454
	Kato Sangyo Co. Ltd.	6,500	183,265
	Kato Works Co. Ltd.	2,100	15,480
	Kawada Technologies, Inc.	1,700	58,777

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,500	$46,244
	Kawasaki Heavy Industries Ltd.	32,900	667,621
	Kawata Manufacturing Co. Ltd.	1,500	12,634
	Keiyo Bank Ltd.	20,900	81,405
	Keiyo Co. Ltd.	10,700	77,927
	Kenko Mayonnaise Co. Ltd.	1,834	24,607
	KFC Ltd.	1,400	24,596
	Kimura Chemical Plants Co. Ltd.	5,800	38,835
	Kimura Unity Co. Ltd.	1,300	15,483
	King Jim Co. Ltd.	4,900	37,560
	Kintetsu World Express, Inc.	9,400	225,756
	Kitagawa Corp.	2,000	27,454
	Kita-Nippon Bank Ltd.	2,600	34,812
	Kitano Construction Corp.	1,200	22,782
	Kito Corp.	4,700	65,128
	Kitz Corp.	18,500	123,761
	Kiyo Bank Ltd.	19,100	250,823
	Koa Corp.	9,100	123,016
	Koatsu Gas Kogyo Co. Ltd.	9,700	65,415
	Kobe Steel Ltd.	88,200	518,209
	Kohnan Shoji Co. Ltd.	7,000	218,913
	Kohsoku Corp.	2,700	38,273
	Kojima Co. Ltd.	7,900	40,682
	Kokusai Pulp & Paper Co. Ltd.	9,800	31,913
	KOMAIHALTEC, Inc.	1,200	17,214
	Komatsu Wall Industry Co. Ltd.	2,500	42,604
	Komehyo Holdings Co. Ltd.	2,800	45,853
	Komeri Co. Ltd.	8,800	203,221
	Konaka Co. Ltd.	7,500	21,865
	Kondotec, Inc.	5,400	46,326
	Konica Minolta, Inc.	143,600	710,775
	Konishi Co. Ltd.	8,300	129,098
	Konoike Transport Co. Ltd.	5,100	55,823
*	Kosaido Co. Ltd.	6,500	56,612
	Krosaki Harima Corp.	1,500	62,089
	KRS Corp.	1,800	31,365
	K’s Holdings Corp.	38,300	395,360
	KU Holdings Co. Ltd.	3,300	30,947
	Kumagai Gumi Co. Ltd.	10,500	259,890
	Kumiai Chemical Industry Co. Ltd.	21,300	158,832
	Kunimine Industries Co. Ltd.	2,500	24,589
	Kurabo Industries Ltd.	4,600	76,641
	Kuraray Co. Ltd.	93,200	843,372
	Kureha Corp.	4,900	318,440
	Kurimoto Ltd.	3,200	45,716
	Kuriyama Holdings Corp.	3,600	31,432
	Kuroda Precision Industries Ltd.	900	18,042
	KYB Corp.	6,200	165,917
	Kyoden Co. Ltd.	3,800	17,723
	Kyodo Printing Co. Ltd.	2,200	50,651
	Kyoei Steel Ltd.	4,600	56,759
	Kyokuto Boeki Kaisha Ltd.	2,400	54,909
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,400	128,468
	Kyokuto Securities Co. Ltd.	4,000	26,783
	Kyokuyo Co. Ltd.	2,400	64,333
	KYORIN Holdings, Inc.	10,300	158,217
	Kyosan Electric Manufacturing Co. Ltd.	12,300	51,754
	Kyowa Electronic Instruments Co. Ltd.	6,500	23,232
	Kyowa Leather Cloth Co. Ltd.	4,900	29,393

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyudenko Corp.	10,700	$339,405
	Kyushu Financial Group, Inc.	106,100	357,299
	LEC, Inc.	5,500	50,290
*	LIFULL Co. Ltd.	21,100	66,216
	Lintec Corp.	10,900	243,326
	Look Holdings, Inc.	1,800	21,864
	Mabuchi Motor Co. Ltd.	11,900	410,291
	Macnica Fuji Electronics Holdings, Inc.	13,100	307,976
	Macromill, Inc.	9,900	69,770
	Maezawa Industries, Inc.	5,300	30,897
	Makino Milling Machine Co. Ltd.	7,600	273,433
	Mandom Corp.	9,300	135,192
	Marubun Corp.	5,500	38,659
	Marudai Food Co. Ltd.	3,500	52,065
	Maruha Nichiro Corp.	10,300	232,376
	MARUKA FURUSATO Corp.	6,038	106,589
	Marusan Securities Co. Ltd.	17,500	92,224
	Maruyama Manufacturing Co., Inc.	1,100	14,736
	Maruzen CHI Holdings Co. Ltd.	3,000	9,856
	Maruzen Co. Ltd.	3,000	58,459
	Maruzen Showa Unyu Co. Ltd.	4,200	128,266
	Matsuda Sangyo Co. Ltd.	4,300	128,478
	Matsuoka Corp.	1,600	19,214
	Max Co. Ltd.	7,300	116,261
	Maxell Holdings Ltd.	15,600	187,719
	Maxvalu Nishinihon Co. Ltd.	1,500	24,526
	Maxvalu Tokai Co. Ltd.	2,200	50,404
	Mebuki Financial Group, Inc.	306,680	627,932
	Medikit Co. Ltd.	1,700	42,351
	Medius Holdings Co. Ltd.	2,600	20,361
	Megmilk Snow Brand Co. Ltd.	12,700	245,744
	Meidensha Corp.	9,200	193,654
	Meiji Electric Industries Co. Ltd.	2,000	23,526
	Meiji Shipping Co. Ltd.	2,800	19,514
	Meisei Industrial Co. Ltd.	10,700	63,763
	Meiwa Corp.	7,300	52,910
	Meiwa Estate Co. Ltd.	2,900	15,670
	Melco Holdings, Inc.	900	37,194
	Mercuria Holdings Co. Ltd.	3,100	20,123
	Michinoku Bank Ltd.	5,400	41,482
	Mie Kotsu Group Holdings, Inc.	11,400	49,827
	Mikuni Corp.	9,900	27,369
	Mimasu Semiconductor Industry Co. Ltd.	4,800	105,025
	Mirai Industry Co. Ltd.	1,400	20,826
	Mirait Holdings Corp.	23,710	456,008
	Mitani Sangyo Co. Ltd.	7,800	26,123
	Mito Securities Co. Ltd.	18,500	48,036
*	Mitsuba Corp.	9,200	51,442
	Mitsubishi Kakoki Kaisha Ltd.	2,300	47,419
	Mitsubishi Logistics Corp.	13,200	368,616
	Mitsubishi Materials Corp.	33,200	644,504
*	Mitsubishi Paper Mills Ltd.	7,800	24,624
	Mitsubishi Research Institute, Inc.	2,400	89,639
	Mitsubishi Shokuhin Co. Ltd.	4,600	118,415
	Mitsubishi Steel Manufacturing Co. Ltd.	2,900	29,350
	Mitsui DM Sugar Holdings Co. Ltd.	2,795	49,668
*	Mitsui E&S Holdings Co. Ltd.	26,600	135,654
	Mitsui Matsushima Holdings Co. Ltd.	4,400	57,165
	Mitsui Mining & Smelting Co. Ltd.	12,116	347,671

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN	— (Continued)
	Mitsui-Soko Holdings Co. Ltd.	5,900	$118,338
	Miyaji Engineering Group, Inc.	1,600	37,563
	Miyazaki Bank Ltd.	3,400	61,280
	Miyoshi Oil & Fat Co. Ltd.	3,100	36,282
	Mizuno Corp.	5,500	128,003
	Mochida Pharmaceutical Co. Ltd.	5,800	169,136
	Molitec Steel Co. Ltd.	2,600	9,808
	MORESCO Corp.	2,000	21,055
	Moriroku Holdings Co. Ltd.	3,000	51,491
	Morita Holdings Corp.	9,000	113,236
	Morito Co. Ltd.	8,300	49,718
	Morozoff Ltd.	900	42,224
	Mory Industries, Inc.	1,800	42,791
	MRK Holdings, Inc.	10,200	12,095
	MrMax Holdings Ltd.	8,500	44,386
	Musashino Bank Ltd.	5,400	84,822
	NAC Co. Ltd.	3,000	25,845
	Nachi-Fujikoshi Corp.	3,400	128,793
	Nafco Co. Ltd.	4,000	60,506
	Nagano Bank Ltd.	2,800	26,543
	Nagano Keiki Co. Ltd.	4,200	48,450
	Nagase & Co. Ltd.	30,800	521,314
	Nagatanien Holdings Co. Ltd.	3,800	69,580
	Nakabayashi Co. Ltd.	5,900	29,670
	Nakamoto Packs Co. Ltd.	800	12,229
	Nakayama Steel Works Ltd.	8,000	30,388
	Nanto Bank Ltd.	4,600	79,302
	Nasu Denki Tekko Co. Ltd.	400	36,500
	Natori Co. Ltd.	2,300	39,062
	Neturen Co. Ltd.	6,300	33,666
	New Japan Chemical Co. Ltd.	7,000	19,050
	NGK Spark Plug Co. Ltd.	45,600	728,460
	NHK Spring Co. Ltd.	34,244	258,329
	Nicca Chemical Co. Ltd.	2,600	21,677
	Nice Corp.	2,600	43,297
	Nichias Corp.	4,700	115,079
	Nichiban Co. Ltd.	3,400	55,292
	Nichicon Corp.	13,400	126,811
	Nichiden Corp.	4,700	94,564
	Nichiha Corp.	6,200	178,230
	Nichi-iko Pharmaceutical Co. Ltd.	8,700	66,049
	Nichimo Co. Ltd.	800	13,422
	Nichirin Co. Ltd.	2,750	44,045
	Nihon Chouzai Co. Ltd.	2,600	37,466
	Nihon Dengi Co. Ltd.	1,500	50,934
	Nihon Denkei Co. Ltd.	1,400	22,940
	Nihon Flush Co. Ltd.	5,300	50,292
	Nihon House Holdings Co. Ltd.	13,000	43,667
	Nihon Nohyaku Co. Ltd.	13,700	64,403
	Nihon Parkerizing Co. Ltd.	20,500	204,536
	Nihon Plast Co. Ltd.	6,400	35,304
	Nihon Tokushu Toryo Co. Ltd.	4,400	38,643
	Nihon Yamamura Glass Co. Ltd.	2,700	20,640
	Niitaka Co. Ltd.	1,100	21,814
	Nikkato Corp.	2,400	16,653
	Nikkiso Co. Ltd.	10,800	95,635
	Nikko Co. Ltd.	8,200	47,635
	Nikkon Holdings Co. Ltd.	18,300	357,533
	Nippi, Inc.	900	29,564

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippn Corp.	14,000	$200,602
	Nippo Corp.	12,700	449,274
	Nippon Air Conditioning Services Co. Ltd.	8,400	58,255
	Nippon Carbide Industries Co., Inc.	2,300	27,863
	Nippon Carbon Co. Ltd.	3,000	115,817
	Nippon Chemical Industrial Co. Ltd.	2,200	56,601
*	Nippon Chemi-Con Corp.	5,800	108,995
	Nippon Coke & Engineering Co. Ltd.	52,300	69,960
	Nippon Commercial Development Co. Ltd.	2,900	44,048
	Nippon Concrete Industries Co. Ltd.	17,600	46,216
	Nippon Denko Co. Ltd.	35,700	115,235
	Nippon Densetsu Kogyo Co. Ltd.	11,100	171,094
	Nippon Dry-Chemical Co. Ltd.	1,400	25,090
	Nippon Electric Glass Co. Ltd.	25,500	651,090
	Nippon Filcon Co. Ltd.	3,100	14,899
	Nippon Kayaku Co. Ltd.	30,800	324,388
	Nippon Koei Co. Ltd.	4,000	121,487
	Nippon Light Metal Holdings Co. Ltd.	14,000	232,362
	Nippon Paper Industries Co. Ltd.	28,000	287,008
	Nippon Pillar Packing Co. Ltd.	5,300	129,372
	Nippon Piston Ring Co. Ltd.	2,200	25,693
	Nippon Rietec Co. Ltd.	3,600	50,117
	Nippon Road Co. Ltd.	1,900	137,442
	Nippon Seisen Co. Ltd.	1,200	49,453
	Nippon Sharyo Ltd.	2,800	51,658
*	Nippon Sheet Glass Co. Ltd.	26,700	149,214
	Nippon Shokubai Co. Ltd.	7,700	402,285
	Nippon Signal Co. Ltd.	14,400	124,523
	Nippon Soda Co. Ltd.	6,600	198,302
	Nippon Steel Trading Corp.	4,400	198,967
	Nippon Suisan Kaisha Ltd.	77,700	441,593
	Nippon Systemware Co. Ltd.	1,000	21,932
	Nippon Thompson Co. Ltd.	17,000	87,467
	Nippon Yakin Kogyo Co. Ltd.	4,400	106,306
	Nipro Corp.	37,400	380,047
	Nishimatsu Construction Co. Ltd.	15,600	449,985
	Nishi-Nippon Financial Holdings, Inc.	32,100	187,173
	Nishio Rent All Co. Ltd.	6,000	148,367
	Nissan Tokyo Sales Holdings Co. Ltd.	4,700	10,283
	Nissei Plastic Industrial Co. Ltd.	5,800	55,400
	Nissha Co. Ltd.	7,600	124,504
	Nisshin Oillio Group Ltd.	7,700	204,112
	Nisshinbo Holdings, Inc.	36,404	280,985
	Nissin Corp.	4,100	58,275
	Nissin Electric Co. Ltd.	12,800	158,632
	Nitta Gelatin, Inc.	3,800	20,736
	Nitto Boseki Co. Ltd.	4,000	128,210
	Nitto Fuji Flour Milling Co. Ltd.	800	23,347
	Nitto Kogyo Corp.	8,800	130,939
	Nitto Seiko Co. Ltd.	8,700	50,081
	Nittoc Construction Co. Ltd.	5,800	35,711
	Nohmi Bosai Ltd.	5,400	99,047
	Nojima Corp.	7,700	168,869
	NOK Corp.	16,600	192,689
	Nomura Real Estate Holdings, Inc.	28,500	694,812
	Noritake Co. Ltd.	3,000	131,173
	Noritsu Koki Co. Ltd.	6,100	126,864
	Noritz Corp.	9,000	144,399
	North Pacific Bank Ltd.	76,400	158,115

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NS United Kaiun Kaisha Ltd.	2,900	$91,329
	NSK Ltd.	113,400	761,986
*	NTN Corp.	88,600	192,132
	Oat Agrio Co. Ltd.	1,300	24,207
	Ochi Holdings Co. Ltd.	900	9,992
	Odawara Engineering Co. Ltd.	900	18,495
	Oenon Holdings, Inc.	12,400	41,126
	Ogaki Kyoritsu Bank Ltd.	9,200	152,886
	Ohmoto Gumi Co. Ltd.	700	35,517
	Oiles Corp.	5,800	86,176
	Oita Bank Ltd.	2,900	46,182
	Okabe Co. Ltd.	7,100	42,643
	Okada Aiyon Corp.	1,100	12,590
	Okamoto Industries, Inc.	3,400	119,312
	Okamura Corp.	14,400	190,035
	Okasan Securities Group, Inc.	15,100	51,647
	Oki Electric Industry Co. Ltd.	28,600	234,924
	Okinawa Financial Group, Inc.	4,180	91,890
	OKUMA Corp.	6,500	309,716
	Okumura Corp.	9,800	253,080
	Okura Industrial Co. Ltd.	2,800	51,775
	Okuwa Co. Ltd.	9,100	87,426
	Olba Healthcare Holdings, Inc.	1,600	22,762
	Olympic Group Corp.	2,600	16,378
	Onamba Co. Ltd.	3,300	19,491
	Onoken Co. Ltd.	5,000	73,846
	Organo Corp.	2,100	133,409
	Oriental Consultants Holdings Co. Ltd.	500	14,456
*	Oriental Shiraishi Corp.	36,900	87,102
	Osaka Soda Co. Ltd.	3,400	86,404
*	OSAKA Titanium Technologies Co. Ltd.	5,100	35,060
	Osaki Electric Co. Ltd.	12,400	61,131
	OSG Corp.	20,400	339,394
	OUG Holdings, Inc.	1,100	26,934
	Ozu Corp.	700	11,809
	Pacific Industrial Co. Ltd.	12,200	124,263
	Pack Corp.	3,400	90,328
	PAL GROUP Holdings Co. Ltd.	1,900	27,480
	Paraca, Inc.	800	11,317
	Paramount Bed Holdings Co. Ltd.	10,100	188,457
	PC Depot Corp.	9,200	37,056
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	24,208
	Penta-Ocean Construction Co. Ltd.	70,200	483,743
	People Dreams & Technologies Group Co. Ltd.	2,300	39,615
	Press Kogyo Co. Ltd.	19,700	57,401
	Pressance Corp.	6,000	99,444
	Prima Meat Packers Ltd.	500	11,752
	Pronexus, Inc.	5,100	47,553
	PS Mitsubishi Construction Co. Ltd.	8,400	48,769
	Punch Industry Co. Ltd.	4,100	20,941
	Qol Holdings Co. Ltd.	2,700	40,108
	Raiznext Corp.	8,600	92,952
	Rasa Corp.	1,900	15,752
	Rasa Industries Ltd.	2,800	45,845
	Raysum Co. Ltd.	4,400	27,846
	Rengo Co. Ltd.	53,200	403,422
	Restar Holdings Corp.	5,900	98,614
	Retail Partners Co. Ltd.	9,100	95,127
	Rheon Automatic Machinery Co. Ltd.	1,100	13,079

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Riberesute Corp.	2,000	$14,630
	Riken Corp.	1,600	37,747
	Riken Keiki Co. Ltd.	3,700	102,668
	Riken Technos Corp.	11,500	55,270
	Riken Vitamin Co. Ltd.	5,400	88,671
	Rion Co. Ltd.	1,500	32,641
	Riso Kagaku Corp.	3,800	80,200
	Rix Corp.	600	7,835
	Rokko Butter Co. Ltd.	3,900	57,118
	Roland DG Corp.	200	5,254
	Ryobi Ltd.	7,900	82,819
	Ryoden Corp.	4,800	75,965
	Ryosan Co. Ltd.	6,100	125,751
	S Foods, Inc.	4,700	136,099
	S&B Foods, Inc.	1,800	70,068
	Sac’s Bar Holdings, Inc.	4,500	21,775
	Saizeriya Co. Ltd.	4,500	121,471
	Sakai Chemical Industry Co. Ltd.	4,000	74,542
	Sakai Heavy Industries Ltd.	1,600	35,246
	Sakata INX Corp.	7,600	73,417
	Sala Corp.	12,600	68,825
	SAMTY Co. Ltd.	8,400	186,795
	San Holdings, Inc.	3,300	43,260
	San ju San Financial Group, Inc.	6,830	83,668
	San-A Co. Ltd.	4,800	172,960
	San-Ai Oil Co. Ltd.	16,300	212,435
	Sanei Architecture Planning Co. Ltd.	3,100	48,443
	Sangetsu Corp.	11,700	160,998
	San-In Godo Bank Ltd.	29,900	146,329
	Sanken Electric Co. Ltd.	2,500	131,436
	Sanki Engineering Co. Ltd.	11,600	146,106
	Sanko Gosei Ltd.	6,600	23,811
	Sanko Metal Industrial Co. Ltd.	1,000	22,078
	Sankyo Co. Ltd.	14,000	339,807
	Sankyo Frontier Co. Ltd.	800	38,447
	Sankyo Tateyama, Inc.	7,100	46,325
	Sankyu, Inc.	7,400	334,086
	Sanoh Industrial Co. Ltd.	7,100	62,891
	Sansei Technologies, Inc.	2,700	19,104
	Sansha Electric Manufacturing Co. Ltd.	4,900	46,944
	Sanshin Electronics Co. Ltd.	2,200	31,584
	Sanyo Chemical Industries Ltd.	3,500	173,301
	Sanyo Denki Co. Ltd.	2,300	132,136
	Sanyo Special Steel Co. Ltd.	6,900	113,788
	Sanyo Trading Co. Ltd.	4,600	44,147
	Sapporo Holdings Ltd.	14,500	314,609
	Sata Construction Co. Ltd.	7,600	32,368
	Sato Shoji Corp.	5,000	52,459
	Satori Electric Co. Ltd.	4,200	37,250
	Satudora Holdings Co. Ltd.	600	11,888
	Sawada Holdings Co. Ltd.	7,200	66,105
	Sawai Group Holdings Co. Ltd.	10,200	449,965
	Saxa Holdings, Inc.	1,300	16,402
*	SBI Insurance Group Co. Ltd.	900	10,031
	Scala, Inc.	2,900	17,618
	Scroll Corp.	9,700	73,621
	SEC Carbon Ltd.	600	30,653
	Seika Corp.	2,600	37,467
	Seikitokyu Kogyo Co. Ltd.	8,500	60,932

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seiko Epson Corp.	26,900	$478,983
	Seiko Holdings Corp.	7,000	147,624
	Seiko PMC Corp.	4,100	28,038
	Seikoh Giken Co. Ltd.	1,600	25,018
	Seino Holdings Co. Ltd.	40,000	484,636
	Sekisui Jushi Corp.	6,600	122,955
	Sekisui Kasei Co. Ltd.	8,100	40,451
	SEMITEC Corp.	400	41,321
	Senko Group Holdings Co. Ltd.	29,600	263,281
	Senshu Electric Co. Ltd.	2,300	96,131
	Senshu Ikeda Holdings, Inc.	43,800	61,536
	Seven Bank Ltd.	155,000	327,662
	Shibaura Machine Co. Ltd.	6,300	146,859
	Shibusawa Warehouse Co. Ltd.	3,100	60,318
	Shibuya Corp.	3,900	103,033
	Shiga Bank Ltd.	11,600	187,704
	Shikibo Ltd.	2,500	20,363
	Shikoku Bank Ltd.	8,000	52,660
	Shima Seiki Manufacturing Ltd.	4,800	92,297
	Shimizu Bank Ltd.	2,700	36,555
	Shimojima Co. Ltd.	5,000	49,596
	Shin Nippon Air Technologies Co. Ltd.	3,200	68,858
	Shinagawa Refractories Co. Ltd.	1,700	58,138
*	Shindengen Electric Manufacturing Co. Ltd.	1,800	64,093
	Shin-Etsu Polymer Co. Ltd.	11,300	102,070
	Shinko Shoji Co. Ltd.	8,100	65,100
	Shinmaywa Industries Ltd.	14,600	119,327
	Shin-Nihon Tatemono Co. Ltd.	3,600	13,191
	Shinoken Group Co. Ltd.	5,100	50,402
	Shinsei Bank Ltd.	41,700	688,662
	Shinsho Corp.	1,500	45,875
	Shinwa Co. Ltd.	2,900	56,360
	Shinwa Co. Ltd.	3,500	22,394
	Shizuki Electric Co., Inc.	4,800	27,470
	Shizuoka Bank Ltd.	132,100	1,063,720
	Shizuoka Gas Co. Ltd.	14,700	155,061
	Shofu, Inc.	2,700	55,959
	Showa Denko KK	43,300	1,085,965
	Showa Sangyo Co. Ltd.	5,000	124,385
	Showa Shinku Co. Ltd.	700	9,493
	Siix Corp.	8,800	97,486
	Sinanen Holdings Co. Ltd.	2,300	70,601
	Sinfonia Technology Co. Ltd.	3,600	41,483
	Sinko Industries Ltd.	4,900	88,942
	SK-Electronics Co. Ltd.	2,400	19,406
	SKY Perfect JSAT Holdings, Inc.	43,100	161,637
	SMK Corp.	1,500	30,692
	Soda Nikka Co. Ltd.	6,400	35,965
	Sodick Co. Ltd.	14,700	113,320
	Sojitz Corp.	70,640	1,165,493
	Soken Chemical & Engineering Co. Ltd.	2,800	43,583
	Soshin Electric Co. Ltd.	2,800	19,321
	Space Co. Ltd.	4,920	40,837
	Space Value Holdings Co. Ltd.	7,300	51,865
	SPK Corp.	2,100	26,006
	ST Corp.	3,700	52,470
	Star Mica Holdings Co. Ltd.	3,800	50,297
	Star Micronics Co. Ltd.	9,300	122,059
	Starts Corp., Inc.	7,800	187,440

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Starzen Co. Ltd.	4,900	$92,346
	Stella Chemifa Corp.	2,900	72,801
	Step Co. Ltd.	1,700	26,494
	Sugimoto & Co. Ltd.	2,800	59,054
	Sumida Corp.	7,600	87,863
	Suminoe Textile Co. Ltd.	1,700	26,475
	Sumitomo Bakelite Co. Ltd.	9,300	417,967
	Sumitomo Densetsu Co. Ltd.	4,800	92,139
	Sumitomo Forestry Co. Ltd.	34,900	666,623
	Sumitomo Heavy Industries Ltd.	33,300	857,325
	Sumitomo Mitsui Construction Co. Ltd.	48,200	204,543
	Sumitomo Osaka Cement Co. Ltd.	10,700	299,823
*	Sumitomo Precision Products Co. Ltd.	1,300	26,643
	Sumitomo Riko Co. Ltd.	6,600	42,995
	Sumitomo Rubber Industries Ltd.	52,754	650,149
	Sumitomo Seika Chemicals Co. Ltd.	2,600	74,052
	Sun Frontier Fudousan Co. Ltd.	8,200	76,950
	Suncall Corp.	7,300	29,784
	Sunnexta Group, Inc.	500	4,811
	Sun-Wa Technos Corp.	3,300	44,604
	Suruga Bank Ltd.	60,000	220,104
	Suzuden Corp.	1,700	24,155
	Suzuken Co. Ltd.	16,300	453,758
	Suzuki Co. Ltd.	4,300	34,034
	SWCC Showa Holdings Co. Ltd.	6,200	120,807
	T Hasegawa Co. Ltd.	8,100	197,806
	T RAD Co. Ltd.	1,700	47,721
	T&K Toka Co. Ltd.	6,700	47,612
	Tachibana Eletech Co. Ltd.	4,500	60,794
	Tachi-S Co. Ltd.	10,500	127,171
	Tadano Ltd.	27,900	304,670
	Taihei Dengyo Kaisha Ltd.	4,000	94,486
	Taiheiyo Cement Corp.	32,600	692,628
	Taiheiyo Kouhatsu, Inc.	1,500	8,802
	Taiho Kogyo Co. Ltd.	4,800	33,782
	Taikisha Ltd.	6,000	171,364
	Taiko Bank Ltd.	3,500	41,027
	Taisei Lamick Co. Ltd.	1,500	36,109
	Takamatsu Construction Group Co. Ltd.	2,800	49,130
	Takamiya Co. Ltd.	5,300	20,857
	Takaoka Toko Co. Ltd.	3,700	47,931
	Takara & Co. Ltd.	2,600	40,639
	Takara Leben Co. Ltd.	20,600	56,138
	Takara Standard Co. Ltd.	10,400	138,263
	Takasago International Corp.	3,400	88,611
	Takasago Thermal Engineering Co. Ltd.	11,600	212,207
	Takashima & Co. Ltd.	1,500	24,653
	Takashimaya Co. Ltd.	45,700	423,150
	Takasho Co. Ltd.	4,200	30,539
*	Take & Give Needs Co. Ltd.	2,900	31,757
	TAKEBISHI Corp.	2,800	36,801
	Takemoto Yohki Co. Ltd.	1,400	11,567
	Takeuchi Manufacturing Co. Ltd.	900	23,107
	Takihyo Co. Ltd.	1,600	25,041
	Takisawa Machine Tool Co. Ltd.	1,800	17,696
	Tamron Co. Ltd.	4,200	98,730
	Tamura Corp.	9,900	68,028
	Tatsuta Electric Wire & Cable Co. Ltd.	11,500	51,726
	Tayca Corp.	2,500	28,853

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tbk Co. Ltd.	9,300	$33,361
	TECHNO ASSOCIE Co. Ltd.	1,200	11,714
	Techno Medica Co. Ltd.	2,500	34,672
	Technoflex Corp.	1,200	10,512
	Teijin Ltd.	32,900	441,608
	Tekken Corp.	3,800	60,761
	Terasaki Electric Co. Ltd.	900	10,613
	Toa Corp.	7,300	52,272
	Toa Corp.	4,300	94,366
	Toa Oil Co. Ltd.	2,000	49,615
	TOA ROAD Corp.	1,700	75,540
	Tobishima Corp.	4,640	43,573
	Tochigi Bank Ltd.	16,600	25,793
	Toda Corp.	56,800	357,820
	Toenec Corp.	2,600	76,517
	Togami Electric Manufacturing Co. Ltd.	700	10,804
	Toho Acetylene Co. Ltd.	1,200	12,933
	Toho Bank Ltd.	61,900	110,805
*	Toho Co. Ltd.	1,300	17,484
	Toho Holdings Co. Ltd.	16,500	267,134
	Toho Zinc Co. Ltd.	3,500	95,670
	Tohoku Bank Ltd.	2,800	24,662
	Tokai Corp.	5,300	101,951
	Tokai Rika Co. Ltd.	9,100	127,379
	Tokai Tokyo Financial Holdings, Inc.	59,000	204,535
	Tokushu Tokai Paper Co. Ltd.	2,500	97,488
	Tokuyama Corp.	19,500	333,925
	Tokyo Keiki, Inc.	3,800	33,506
	Tokyo Kiraboshi Financial Group, Inc.	5,000	64,677
	Tokyo Rakutenchi Co. Ltd.	900	32,115
*	Tokyo Rope Manufacturing Co. Ltd.	3,800	29,549
	Tokyo Sangyo Co. Ltd.	4,000	24,957
	Tokyo Steel Manufacturing Co. Ltd.	23,300	259,277
	Tokyo Tatemono Co. Ltd.	46,400	682,006
	Tokyo Tekko Co. Ltd.	3,100	40,565
*	Tokyo Theatres Co., Inc.	3,000	33,034
	Tokyu Construction Co. Ltd.	24,800	175,358
	Tokyu Fudosan Holdings Corp.	182,700	1,058,639
*	Tokyu Recreation Co. Ltd.	600	25,986
	Toli Corp.	12,400	25,275
	Tomato Bank Ltd.	3,100	28,463
	Tomen Devices Corp.	800	40,859
	Tomoe Corp.	6,700	26,911
	Tomoe Engineering Co. Ltd.	2,300	46,016
	Tomoku Co. Ltd.	3,200	53,974
	TOMONY Holdings, Inc.	31,300	83,623
	Tomy Co. Ltd.	11,100	105,353
	Tonami Holdings Co. Ltd.	1,600	63,223
	Toppan Forms Co. Ltd.	15,100	145,169
	Topre Corp.	5,800	67,089
	Topy Industries Ltd.	3,300	34,602
	Torex Semiconductor Ltd.	2,700	62,551
	Torishima Pump Manufacturing Co. Ltd.	5,200	40,187
	Tosei Corp.	9,200	88,438
	Totech Corp.	1,900	44,413
	Totetsu Kogyo Co. Ltd.	6,100	132,721
	Totoku Electric Co. Ltd.	500	13,005
	Tottori Bank Ltd.	3,000	29,304
	Towa Bank Ltd.	11,700	51,929

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Towa Pharmaceutical Co. Ltd.	6,900	$177,390
	Toyo Construction Co. Ltd.	22,200	111,125
	Toyo Denki Seizo KK	1,900	17,932
*	Toyo Engineering Corp.	8,900	66,920
	Toyo Ink SC Holdings Co. Ltd.	11,600	204,289
	Toyo Kanetsu KK	2,400	52,996
	Toyo Logistics Co. Ltd.	6,200	18,187
	Toyo Machinery & Metal Co. Ltd.	5,300	25,079
	Toyo Securities Co. Ltd.	18,000	25,666
	Toyo Seikan Group Holdings Ltd.	41,600	493,960
	Toyo Tanso Co. Ltd.	4,200	114,179
	Toyo Tire Corp.	28,200	468,921
	Toyo Wharf & Warehouse Co. Ltd.	1,800	22,735
	Toyobo Co. Ltd.	22,300	267,764
	Toyoda Gosei Co. Ltd.	19,100	390,830
	Toyota Boshoku Corp.	16,600	319,169
	TPR Co. Ltd.	4,300	54,793
	TRE Holdings Corp.	8,308	130,625
	Trusco Nakayama Corp.	5,400	130,572
	Tsubaki Nakashima Co. Ltd.	11,600	162,434
	Tsubakimoto Chain Co.	7,200	212,741
	Tsubakimoto Kogyo Co. Ltd.	1,000	33,906
	Tsukishima Kikai Co. Ltd.	7,700	78,725
	Tsukuba Bank Ltd.	10,800	16,189
	Tsumura & Co.	15,200	473,714
	Tsurumi Manufacturing Co. Ltd.	4,800	73,967
	Tv Tokyo Holdings Corp.	3,900	73,952
*	UACJ Corp.	10,400	241,043
	Ube Industries Ltd.	27,100	504,910
	Uchida Yoko Co. Ltd.	2,000	84,609
	Ueki Corp.	1,000	13,040
	Uniden Holdings Corp.	2,100	58,741
	Union Tool Co.	2,300	77,688
	Unipres Corp.	6,600	53,847
	United Super Markets Holdings, Inc.	14,600	133,266
	UNITED, Inc.	2,700	40,276
*	Unitika Ltd.	19,200	61,332
	Univance Corp.	5,600	24,471
*	Universal Entertainment Corp.	8,100	192,415
	Urbanet Corp. Co. Ltd.	7,300	19,889
	Ushio, Inc.	24,000	429,369
	Utoc Corp.	3,300	15,722
	Valor Holdings Co. Ltd.	9,700	205,437
	Valqua Ltd.	4,700	94,850
	Vertex Corp.	1,600	42,590
	Vital KSK Holdings, Inc.	10,700	71,355
	VT Holdings Co. Ltd.	19,300	86,357
	Wacoal Holdings Corp.	9,700	194,255
	Wakachiku Construction Co. Ltd.	3,700	66,013
	Wakita & Co. Ltd.	11,300	102,243
	Warabeya Nichiyo Holdings Co. Ltd.	3,900	76,541
	Watahan & Co. Ltd.	2,500	27,066
	Watts Co. Ltd.	2,800	18,521
	Wood One Co. Ltd.	2,403	23,874
*	World Co. Ltd.	7,600	93,282
	Wowow, Inc.	2,200	44,797
	Xebio Holdings Co. Ltd.	4,102	38,121
	YAC Holdings Co. Ltd.	1,800	14,982
	Yachiyo Industry Co. Ltd.	3,600	28,172

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yagi & Co. Ltd.	800	$9,975
	Yahagi Construction Co. Ltd.	7,300	48,983
	YAMABIKO Corp.	11,300	123,144
	Yamada Holdings Co. Ltd.	204,600	781,838
	Yamae Group Holdings Co. Ltd.	1,100	11,040
	Yamagata Bank Ltd.	7,800	55,639
	Yamaguchi Financial Group, Inc.	37,028	206,710
	Yamanashi Chuo Bank Ltd.	9,000	64,871
	Yamashina Corp.	27,600	19,163
	Yamatane Corp.	2,300	31,632
	Yamaura Corp.	2,600	21,175
	Yamaya Corp.	1,800	38,039
	Yamazawa Co. Ltd.	800	12,079
	Yamazen Corp.	14,700	136,199
	Yashima Denki Co. Ltd.	4,000	33,575
	Yellow Hat Ltd.	9,600	156,411
	Yokogawa Bridge Holdings Corp.	7,800	157,219
	Yokohama Reito Co. Ltd.	14,900	113,937
	Yokohama Rubber Co. Ltd.	36,100	610,854
	Yondenko Corp.	3,000	44,686
	Yondoshi Holdings, Inc.	3,600	54,611
	Yorozu Corp.	5,100	53,268
	Yotai Refractories Co. Ltd.	5,200	58,574
	Yuasa Funashoku Co. Ltd.	500	13,341
	Yuasa Trading Co. Ltd.	5,300	141,645
	Yurtec Corp.	11,800	69,121
	Yushin Precision Equipment Co. Ltd.	4,900	33,096
	Yushiro Chemical Industry Co. Ltd.	2,100	22,097
	Yutaka Giken Co. Ltd.	1,300	21,874
	Zuiko Corp.	5,200	40,137

TOTAL JAPAN			119,271,798

MALAYSIA — (0.5%)
	Able Global Bhd	27,200	11,524
#	Aeon Co. M Bhd	62,600	22,357
	AFFIN Bank Bhd	57,208	23,516
	Ajinomoto Malaysia Bhd	3,900	15,172
	Alliance Bank Malaysia Bhd	103,300	68,583
	Allianz Malaysia Bhd	10,200	32,469
	Amcorp Properties Bhd	49,100	10,612
*	AMMB Holdings Bhd	225,500	182,996
	Batu Kawan Bhd	13,700	73,789
*	Berjaya Corp. Bhd	528,042	32,520
	BIMB Holdings Bhd	81,700	63,121
#*	Boustead Holdings Bhd	106,008	15,625
#*	Bumi Armada Bhd	415,900	51,050
#	Cahya Mata Sarawak Bhd	111,300	38,512
	Comfort Glove Bhd	41,400	11,935
#*	Cypark Resources Bhd	33,050	7,946
#*	Dayang Enterprise Holdings Bhd	73,040	17,329
#	DRB-Hicom Bhd	155,700	62,038
	Duopharma Biotech Bhd	65,430	26,725
#	Eco World Development Group Bhd	150,000	36,989
	Ekovest BHD	194,300	19,460
	Formosa Prosonic Industries Bhd	22,200	23,367
*	Gamuda Bhd	280,818	219,864
#	Guan Chong Bhd	46,700	34,167
	Hai-O Enterprise Bhd	16,303	7,697
#	Hengyuan Refining Co. Bhd	35,300	36,922

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hiap Teck Venture Bhd	188,100	$25,739
	Hibiscus Petroleum Bhd	158,000	34,276
	Hong Leong Industries Bhd	10,900	24,031
*	IGB Bhd	51,450	24,182
	IJM Corp. Bhd	420,900	188,456
	IOI Properties Group Bhd	162,549	50,322
#*	Iris Corp. Bhd	171,500	8,300
#*	JAKS Resources Bhd	399,320	44,872
#*	Jaya Tiasa Holdings Bhd	64,000	10,969
	Kerjaya Prospek Group Bhd	39,895	13,112
	Kim Loong Resources Bhd	32,700	12,722
#*	KNM Group Bhd	444,200	21,950
#	Kossan Rubber Industries	170,500	97,365
#	KPJ Healthcare Bhd	289,500	79,623
	LBS Bina Group Bhd	122,590	16,293
#	Leong Hup International Bhd	134,700	21,289
#	Lii Hen Industries Bhd	15,400	11,380
	Luxchem Corp. Bhd	110,200	19,949
#	Magni-Tech Industries Bhd	28,266	14,549
#	Magnum Bhd	144,430	75,308
#	Mah Sing Group Bhd	164,200	32,131
#	Malayan Flour Mills Bhd	85,950	15,672
#	Malaysia Building Society Bhd	394,884	61,111
	Malaysia Smelting Corp. Bhd	40,000	26,835
#	Malaysian Resources Corp. Bhd	171,577	17,008
	Matrix Concepts Holdings Bhd	66,750	34,645
#	Mega First Corp. Bhd	82,000	71,353
	MKH Bhd	42,400	14,883
	MMC Corp. Bhd	147,400	70,469
#	MNRB Holdings Bhd	102,843	33,112
*	MPHB Capital Bhd	107,000	34,875
	Muda Holdings Bhd	36,200	24,141
	Muhibbah Engineering M Bhd	57,500	13,289
*	Mulpha International Bhd	20,120	12,284
	Padini Holdings Bhd	38,400	29,125
	Panasonic Manufacturing Malaysia Bhd	1,700	12,323
#	Paramount Corp. Bhd	41,580	7,796
#	Petron Malaysia Refining & Marketing Bhd	17,400	18,931
*	Sapura Energy Bhd	1,048,700	25,392
#	Sarawak Oil Palms Bhd	45,385	42,144
	Scientex Bhd	86,700	97,666
#	Serba Dinamik Holdings Bhd	205,400	17,361
	Sime Darby Property Bhd	301,800	52,892
*	SP Setia Bhd Group	204,257	76,886
	Sunway Bhd	172,400	74,169
#	Supermax Corp. Bhd	188,900	87,539
	Syarikat Takaful Malaysia Keluarga Bhd	61,046	58,552
	Ta Ann Holdings Bhd	39,440	30,849
#	Taliworks Corp. Bhd	69,900	14,177
#	Thong Guan Industries Bhd	26,000	17,967
*	Tropicana Corp. Bhd	116,928	28,514
	TSH Resources Bhd	96,200	27,223
*	UEM Edgenta Bhd	59,000	26,257
#*	UEM Sunrise Bhd	187,800	17,923
	UMW Holdings Bhd	44,900	36,961
	United Malacca Bhd	15,200	18,918
#	United Plantations Bhd	12,700	43,462
	UOA Development Bhd	137,100	57,918
*	Velesto Energy Bhd	594,639	22,944

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	VS Industry Bhd	156,900	$59,958
*	WCT Holdings Bhd	178,248	26,744
	Yinson Holdings Bhd	88,100	124,560
	YNH Property Bhd	52,616	33,955
	YTL Corp. Bhd	642,734	97,856

TOTAL MALAYSIA			3,689,742

MEXICO — (0.6%)
*	ALEATICA SAB de CV	32,376	28,778
	Alfa SAB de CV, Class A	346,918	250,567
	Alpek SAB de CV	72,844	80,352
	Banco del Bajio SA	115,511	216,457
	Cia Minera Autlan SAB de CV, Class B	49,936	32,332
	Consorcio ARA SAB de CV	116,555	24,400
	Corp Actinver SAB de CV, Class B	15,000	8,014
*	Corpovael SA de CV	10,092	1,755
	Cydsa SAB de CV	1,721	1,159
	El Puerto de Liverpool SAB de CV, Class C1	26,678	118,488
	GCC SAB de CV	27,500	202,897
*	Genomma Lab Internacional SAB de CV, Class B	123,180	118,406
	Grupo Carso SAB de CV	25,714	86,792
	Grupo Comercial Chedraui SA de CV	114,000	224,700
*	Grupo Financiero Inbursa SAB de CV, Class O	209,469	209,795
	Grupo Herdez SAB de CV	18,613	34,192
*	Grupo Hotelero Santa Fe SAB de CV	34,842	8,073
	Grupo Industrial Saltillo SAB de CV	37,531	54,506
	Grupo Rotoplas SAB de CV	19,309	26,720
*	Grupo Sanborns SAB de CV	32,226	37,567
*	Grupo Simec SAB de CV, Class B	17,895	147,772
	Grupo Televisa SAB, Sponsored ADR	7,020	71,042
	Grupo Televisa SAB	159,470	322,689
*	Hoteles City Express SAB de CV	61,700	19,060
	Industrias Bachoco SAB de CV, Class B	31,651	111,473
*	Industrias CH SAB de CV, Class B	36,248	314,274
*	Industrias Penoles SAB de CV	17,093	218,204
	La Comer SAB de CV	88,702	159,110
	Megacable Holdings SAB de CV	68,636	202,561
*	Minera Frisco SAB de CV, Class A1	224,880	41,507
*	Nemak SAB de CV	309,062	70,855
	Orbia Advance Corp. SAB de CV	140,399	366,887
	Organizacion Cultiba SAB de CV	58,298	29,166
*	Organizacion Soriana SAB de CV, Class B	32,023	38,886
	Promotora y Operadora de Infraestructura SAB de CV	28,663	211,130
	Promotora y Operadora de Infraestructura SAB de CV, Class L	1,500	7,139
	Qualitas Controladora SAB de CV	9,441	43,546
	Regional SAB de CV	21,120	110,216
	Telesites SAB de CV	48,914	44,666
*	Unifin Financiera SAB de CV	47,667	73,626
	Vitro SAB de CV, Class A	20,798	24,144

TOTAL MEXICO			4,393,903

NETHERLANDS — (1.9%)
	Aalberts NV	14,152	783,294
	ABN AMRO Bank NV	106,397	1,564,856
*	Accell Group NV	6,803	280,475
	Aegon NV	207,421	1,052,099
	Aegon NV	116,069	586,149
*	AFC Ajax NV	763	13,141

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	APERAM SA	13,401	$799,016
	Arcadis NV	17,111	834,001
	ASR Nederland NV	40,090	1,873,975
	B&S Group Sarl	7,499	67,778
	Boskalis Westminster	21,208	632,512
	Brunel International NV	4,689	64,429
	ForFarmers NV	7,360	35,096
*	Fugro NV	15,277	129,481
	Heijmans NV	7,354	102,374
*	Hunter Douglas NV	113	13,457
*	Intertrust NV	24,537	371,005
	Kendrion NV	3,805	88,055
*	Koninklijke BAM Groep NV	46,799	135,832
	Koninklijke Vopak NV	13,655	543,440
*	Lucas Bols BV	1,767	20,675
	NN Group NV	2,815	150,481
	Ordina NV	26,153	109,013
	Randstad NV	13,712	985,172
	SBM Offshore NV	45,566	719,408
	Signify NV	30,082	1,457,665
*	Sligro Food Group NV	7,628	204,346
	TKH Group NV	9,709	553,093
*	TomTom NV	13,039	112,052
	Van Lanschot Kempen NV	9,276	257,224

TOTAL NETHERLANDS			14,539,594

NEW ZEALAND — (0.4%)
*	Air New Zealand Ltd.	78,850	94,434
	Arvida Group Ltd.	81,247	116,187
	Chorus Ltd.	57,336	261,831
	Comvita Ltd.	6,699	17,842
	EBOS Group Ltd.	709	18,432
	Fletcher Building Ltd.	125,975	647,929
	Heartland Group Holdings Ltd.	73,549	123,791
	Kathmandu Holdings Ltd.	126,912	144,560
	Napier Port Holdings Ltd.	10,605	23,260
*	New Zealand Refining Co. Ltd.	37,173	22,593
	NZME Ltd.	28,793	24,111
	Oceania Healthcare Ltd.	94,835	95,047
	PGG Wrightson Ltd.	2,747	8,874
*	Rakon Ltd.	15,425	16,926
*	Sanford Ltd.	13,691	49,583
	Scales Corp. Ltd.	20,283	77,910
*	SKY Network Television Ltd.	26,481	36,001
	SKYCITY Entertainment Group Ltd.	136,942	314,024
	Steel & Tube Holdings Ltd.	30,627	26,151
	Summerset Group Holdings Ltd.	45,075	468,943
*	Synlait Milk Ltd.	4,129	10,656
*	Tourism Holdings Ltd.	21,108	41,570
	TOWER Ltd.	67,435	30,690
	Turners Automotive Group Ltd.	14,592	45,577
*	Vista Group International Ltd.	31,522	57,175
	Warehouse Group Ltd.	20,758	59,977
	Z Energy Ltd.	68,518	176,836

TOTAL NEW ZEALAND			3,010,910

NORWAY — (0.8%)
	2020 Bulkers Ltd.	1,235	16,665

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Akastor ASA	22,420	$15,596
*	Aker Solutions ASA	52,919	150,171
	American Shipping Co. ASA	8,329	30,790
	Austevoll Seafood ASA	18,044	244,290
	Bank Norwegian ASA	23,696	293,879
	Bonheur ASA	5,585	220,771
*	BW Energy Ltd.	18,375	60,165
	BW LPG Ltd.	21,082	112,672
	BW Offshore Ltd.	28,748	93,620
*	DNO ASA	97,820	142,638
	Fjordkraft Holding ASA	13,870	82,579
	FLEX LNG Ltd.	6,935	140,187
	Frontline Ltd.	21,864	194,339
	Golden Ocean Group Ltd.	21,256	192,244
*	Grieg Seafood ASA	7,964	88,564
	Hafnia Ltd.	21,611	46,066
*	Hexagon Composites ASA	6,099	24,566
	Hunter Group ASA	89,778	34,584
	Komplett Bank ASA	12,096	10,942
*	Kongsberg Automotive ASA	171,027	61,120
	Kongsberg Gruppen ASA	6,783	222,598
*	Norske Skog ASA	8,654	35,581
	Norway Royal Salmon ASA	1,085	22,845
*	Norwegian Energy Co. ASA	6,461	125,376
*	NRC Group ASA	11,663	23,105
*	Odfjell Drilling Ltd.	20,043	50,641
*	Odfjell SE, Class A	8,358	31,272
	Okeanis Eco Tankers Corp.	2,333	25,147
*	Otello Corp. ASA	32,773	111,377
*	Panoro Energy ASA	15,189	41,593
	Pareto Bank ASA	5,115	37,346
*	PGS ASA	60,966	24,904
	Protector Forsikring ASA	14,114	163,576
*	Q-Free ASA	15,214	14,530
	Sandnes Sparebank	1,720	21,088
	Sbanken ASA	20,792	243,898
	Selvaag Bolig ASA	8,806	54,199
*	Shelf Drilling Ltd.	17,494	12,576
*	Solon Eiendom ASA	5,608	25,614
	Sparebank 1 Oestlandet	1,026	16,905
	SpareBank 1 Sorost-Norge	16,843	115,672
	SpareBank 1 SR-Bank ASA	42,010	644,295
	Sparebanken More	1,091	55,912
	Storebrand ASA	63,681	682,987
	Subsea 7 SA	46,571	418,045
	TGS ASA	23,350	215,345
*	Wallenius Wilhelmsen ASA	14,760	67,616
	XXL ASA	28,771	47,665

TOTAL NORWAY			5,808,156

PHILIPPINES — (0.2%)
	Alliance Global Group, Inc.	364,100	75,240
*	Atlas Consolidated Mining & Development Corp.	95,100	11,889
*	Belle Corp.	514,000	14,282
*	CEMEX Holdings Philippines, Inc.	615,323	15,130
	China Banking Corp.	134,000	64,219
	Cosco Capital, Inc.	295,700	30,652
	DMCI Holdings, Inc.	362,300	57,075
	DoubleDragon Properties Corp.	56,800	11,588

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	East West Banking Corp.	126,750	$23,786
	Filinvest Land, Inc.	1,248,000	28,509
	First Philippine Holdings Corp.	35,390	52,254
	GT Capital Holdings, Inc.	10,185	114,281
*	Integrated Micro-Electronics, Inc.	65,800	11,594
	LT Group, Inc.	276,500	55,199
	Megaworld Corp.	1,637,000	99,733
	Metropolitan Bank & Trust Co.	177,200	167,595
*	Petron Corp.	257,100	19,703
	Philex Mining Corp.	281,400	29,086
*	Philippine National Bank	69,743	27,799
*	Phoenix Petroleum Philippines, Inc.	68,700	15,524
	PNB Holdings Corp.	10,942	69
	RFM Corp.	131,000	11,681
	Rizal Commercial Banking Corp.	59,520	22,784
	Robinsons Land Corp.	224,531	75,901
	Robinsons Retail Holdings, Inc.	60,780	75,025
	San Miguel Corp.	40,590	93,997
	Security Bank Corp.	40,480	97,125
*	Top Frontier Investment Holdings, Inc.	3,550	9,228
	Union Bank of the Philippines	42,760	76,683
	Vista Land & Lifescapes, Inc.	435,200	32,587

TOTAL PHILIPPINES			1,420,218

POLAND — (0.4%)
	AB SA	2,231	31,872
*	Agora SA	7,238	14,847
*	Alior Bank SA	9,974	157,436
	Alumetal SA	1,300	17,872
	Amica SA	1,011	31,174
	Apator SA	3,012	16,314
	Asseco Poland SA	6,936	170,808
	Bank Handlowy w Warszawie SA	5,520	80,114
*	Bank Millennium SA	102,904	236,222
*	Bank Ochrony Srodowiska SA	9,806	29,560
	Ciech SA	4,173	37,136
	Cognor Holding SA	5,601	6,121
	ComArch SA	726	40,766
	Cyfrowy Polsat SA	3,552	31,766
	Develia SA	100,947	90,844
	Echo Investment SA	21,847	25,290
*	Enea SA	41,709	105,883
	Eurocash SA	11,501	28,396
	Fabryki Mebli Forte SA	2,722	31,136
*	Famur SA	55,757	43,680
*	Grupa Azoty SA	8,145	60,844
*	Grupa Lotos SA	9,301	144,584
	Inter Cars SA	301	34,532
*	Jastrzebska Spolka Weglowa SA	9,070	118,030
	Kernel Holding SA	11,673	176,306
*	Lubelski Wegiel Bogdanka SA	1,672	16,883
*	mBank SA	1,977	279,799
	Mirbud SA	6,090	5,887
*	PGE Polska Grupa Energetyczna SA	139,761	343,920
*	PKP Cargo SA	4,386	20,218
*	Polimex-Mostostal SA	16,878	18,492
*	Tauron Polska Energia SA	263,439	217,262
*	VRG SA	30,608	29,084
	Warsaw Stock Exchange	2,325	25,638

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Wawel SA	130	$19,159

TOTAL POLAND			2,737,875

PORTUGAL — (0.3%)
	Altri SGPS SA	20,536	133,065
*	Banco Comercial Portugues SA, Class R	3,394,393	612,402
	Galp Energia SGPS SA	48,957	508,563
*	Greenvolt-Energias Renovaveis SA	373	2,930
*	Ibersol SGPS SA	1,667	9,568
	Navigator Co. SA	101,220	395,625
	NOS SGPS SA	102,546	400,070
*	Novabase SGPS SA	4,522	24,642
	Sonae SGPS SA	376,748	414,718

TOTAL PORTUGAL			2,501,583

QATAR — (0.2%)
	Aamal Co.	303,573	90,994
	Al Khalij Commercial Bank PQSC	51,850	31,899
	Baladna	51,964	22,931
	Barwa Real Estate Co.	223,562	193,831
	Commercial Bank PSQC	22,167	37,272
	Doha Bank QPSC	162,450	128,572
	Doha Insurance Co. QSC	77,894	41,592
*	Gulf International Services QSC	191,307	96,780
	Gulf Warehousing Co.	14,441	19,430
*	Investment Holding Group	73,293	27,868
	Mannai Corp. QSC	21,980	29,116
	Mazaya Real Estate Development QPSC	439,951	126,007
	Ooredoo QPSC	6,290	11,976
	Qatar Industrial Manufacturing Co. QSC	45,582	40,008
*	Qatar Insurance Co. SAQ	157,947	106,603
	Qatar National Cement Co. QSC	53,035	73,633
*	Salam International Investment Ltd. QSC	258,928	67,759
	United Development Co. QSC	339,183	145,008
	Vodafone Qatar QSC	147,083	65,455

TOTAL QATAR			1,356,734

RUSSIA — (0.2%)
	Etalon Group PLC, GDR	30,431	47,838
*	Global Ports Investments PLC, GDR	3,189	12,628
	Globaltrans Investment PLC, GDR	16,500	145,365
*	Lenta PLC, GDR	3,874	11,738
	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	273,458
*	Mail.Ru Group Ltd., GDR	4,358	89,165
	O’Key Group SA, GDR	7,059	4,574
	QIWI PLC, Sponsored ADR	4,400	38,500
	Ros Agro PLC, GDR	370	6,153
	Ros Agro PLC, GDR	14,413	239,544
	RusHydro PJSC, ADR	154,685	173,247
	Tatneft PJSC, Sponsored ADR	10,602	483,610
	VTB Bank PJSC, GDR	166,519	242,452

TOTAL RUSSIA			1,768,272

SAUDI ARABIA — (0.8%)
	Al Babtain Power & Telecommunication Co.	4,511	44,496
*	Al Etihad Cooperative Insurance Co.	2,027	11,916
*	Al Jouf Cement Co.	17,106	54,726

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Khaleej Training & Education Co.	3,243	$24,056
*	AlAbdullatif Industrial Investment Co.	9,672	89,077
*	AlJazira Takaful Ta’awuni Co.	5,415	39,926
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,744	18,431
	Arabian Cement Co.	9,516	99,011
*	Arabian Shield Cooperative Insurance Co.	8,713	56,593
	Arriyadh Development Co.	5,777	40,993
*	Aseer Trading Tourism & Manufacturing Co.	9,803	59,582
	Astra Industrial Group	4,544	52,305
*	AXA Cooperative Insurance Co.	2,917	28,233
*	Bank AlBilad	11,029	124,227
	Bank Al-Jazira	67,567	346,364
*	Basic Chemical Industries Ltd.	1,878	23,675
	City Cement Co.	8,558	55,264
*	Dar Al Arkan Real Estate Development Co.	78,822	208,032
*	Dur Hospitality Co.	8,909	84,916
	Eastern Province Cement Co.	2,799	35,779
	Electrical Industries Co.	3,038	24,635
*	Emaar Economic City	42,215	142,792
	Etihad Etisalat Co.	62,794	506,259
	Fitaihi Holding Group	4,088	53,431
	Hail Cement Co.	26,274	103,544
*	Jazan Energy & Development Co.	2,144	13,433
*	Mediterranean & Gulf Insurance & Reinsurance Co.	5,537	34,417
*	Methanol Chemicals Co.	7,770	73,721
*	Middle East Healthcare Co.	1,173	11,630
*	Middle East Paper Co.	5,322	65,667
*	Mobile Telecommunications Co. Saudi Arabia	82,390	298,221
	Najran Cement Co.	25,786	129,802
*	National Co. for Glass Manufacturing	2,577	25,416
*	National Industrialization Co.	44,953	299,210
	National Medical Care Co.	1,080	17,527
	Northern Region Cement Co.	21,521	85,364
	Sahara International Petrochemical Co.	55,155	647,691
	Saudi Chemical Co. Holding	10,917	110,377
	Saudi Investment Bank	26,831	129,008
*	Saudi Kayan Petrochemical Co.	133,648	727,539
*	Saudi Printing & Packaging Co.	2,635	19,068
*	Saudi Re for Cooperative Reinsurance Co.	14,082	71,759
*	Seera Group Holding	77,203	476,366
*	Tabuk Cement Co.	24,153	122,499
	Umm Al-Qura Cement Co.	4,244	30,034
	United International Transportation Co.	6,483	86,944
*	Walaa Cooperative Insurance Co.	4,683	27,307
*	Yamama Cement Co.	7,643	56,442
	Yanbu Cement Co.	22,422	229,360
*	Zamil Industrial Investment Co.	14,756	139,504

TOTAL SAUDI ARABIA			6,256,569

SINGAPORE — (0.6%)
	Accordia Golf Trust	159,100	0
	Avarga Ltd.	100,900	22,041
*	Banyan Tree Holdings Ltd.	47,800	12,065
	Bukit Sembawang Estates Ltd.	45,200	175,434
	China Aviation Oil Singapore Corp. Ltd.	74,600	55,375
	China Sunsine Chemical Holdings Ltd.	89,700	33,909
	Chip Eng Seng Corp. Ltd.	116,100	36,943
	City Developments Ltd.	19,100	103,684
*	COSCO Shipping International Singapore Co. Ltd.	301,000	61,408

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	CSE Global Ltd.	90,200	$34,445
	Del Monte Pacific Ltd.	197,000	56,837
*††	Ezion Holdings Ltd.	1,083,800	6,510
#*††	Ezra Holdings Ltd.	468,200	715
	Far East Orchard Ltd.	62,600	51,641
	Food Empire Holdings Ltd.	59,800	36,373
	Frasers Property Ltd.	71,200	61,831
	Fu Yu Corp. Ltd.	116,400	25,020
	Golden Agri-Resources Ltd.	1,664,300	326,410
	GuocoLand Ltd.	77,700	97,994
*	Halcyon Agri Corp. Ltd.	98,900	19,426
	Ho Bee Land Ltd.	50,700	105,931
	Hong Fok Corp. Ltd.	106,790	62,494
	Hong Leong Asia Ltd.	61,800	38,612
	Hotel Grand Central Ltd.	35,281	27,499
	Hour Glass Ltd.	17,200	24,950
	Hutchison Port Holdings Trust	1,332,000	286,926
*††	Hyflux Ltd.	124,600	7,669
*	Indofood Agri Resources Ltd.	57,000	13,957
	Japfa Ltd.	104,400	53,212
*	Mandarin Oriental International Ltd.	67,600	157,085
	Mewah International, Inc.	86,100	25,296
*††	Midas Holdings Ltd.	343,400	9,168
*	mm2 Asia Ltd.	129,600	5,689
	NetLink NBN Trust	207,500	156,887
	Olam International Ltd.	125,120	157,728
	OUE Ltd.	79,600	81,540
	Oxley Holdings Ltd.	158,502	23,511
	QAF Ltd.	53,800	34,970
	Sembcorp. Industries Ltd.	216,500	323,121
*	Sembcorp. Marine Ltd.	6,041,077	354,119
*	SIA Engineering Co. Ltd.	49,800	80,199
	SIIC Environment Holdings Ltd.	349,300	58,509
	Sinarmas Land Ltd.	163,500	32,844
	Singapore Land Group Ltd.	50,200	100,615
	Stamford Land Corp. Ltd.	83,200	31,154
*††	Swiber Holdings Ltd.	92,600	1,401
	Tai Sin Electric Ltd.	34,116	10,080
	Tiong Woon Corp. Holding Ltd.	30,600	10,907
	Tuan Sing Holdings Ltd.	202,320	73,793
	UOB-Kay Hian Holdings Ltd.	77,937	91,365
	UOL Group Ltd.	114,300	613,040
	Valuetronics Holdings Ltd.	113,000	48,627
	Wee Hur Holdings Ltd.	60,800	8,849
	Wing Tai Holdings Ltd.	122,600	176,426

TOTAL SINGAPORE			4,506,234

SOUTH AFRICA — (1.3%)
	Absa Group Ltd.	108,816	995,407
	Adcock Ingram Holdings Ltd.	11,334	36,254
	Advtech Ltd.	87,594	110,028
	AECI Ltd.	21,022	156,085
	African Rainbow Minerals Ltd.	18,409	245,798
	Alexander Forbes Group Holdings Ltd.	68,401	19,610
	Altron Ltd., Class A	34,495	24,772
	Alviva Holdings Ltd.	32,995	32,167
	Aspen Pharmacare Holdings Ltd.	52,774	838,403
	Astral Foods Ltd.	6,825	78,935
*	Aveng Ltd.	6,561,800	26,166

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Barloworld Ltd.	34,363	$288,584
*	Blue Label Telecoms Ltd.	62,033	22,521
	Capitec Bank Holdings Ltd.	335	37,425
	DataTec Ltd.	58,554	159,443
*	Distell Group Holdings Ltd.	8,085	96,893
	Exxaro Resources Ltd.	31,666	347,402
*	Foschini Group Ltd.	29,867	253,284
*	Grindrod Ltd.	73,728	24,608
*	Grindrod Shipping Holdings Ltd.	2,680	38,506
	Harmony Gold Mining Co. Ltd.	11,227	40,295
	Harmony Gold Mining Co. Ltd., Sponsored ADR	62,622	226,692
	Hudaco Industries Ltd.	3,075	27,656
	Imperial Logistics Ltd.	24,834	101,424
	Investec Ltd.	36,180	166,576
	Invicta Holdings Ltd.	8,097	15,692
	KAP Industrial Holdings Ltd.	318,136	97,901
	Lewis Group Ltd.	12,017	34,047
*	Liberty Holdings Ltd.	23,198	136,971
	Libstar Holdings Ltd.	33,738	14,617
*	Life Healthcare Group Holdings Ltd.	203,975	323,011
*	Long4Life Ltd.	66,890	26,246
	Merafe Resources Ltd.	340,993	25,676
	Metair Investments Ltd.	45,761	86,823
	Momentum Metropolitan Holdings	176,535	226,699
	Motus Holdings Ltd.	17,547	117,078
*	Mpact Ltd.	23,171	51,615
*	Murray & Roberts Holdings Ltd.	76,545	70,145
*	Nampak Ltd.	49,613	12,565
	Nedbank Group Ltd.	57,992	660,821
*	Netcare Ltd.	154,040	170,516
	Oceana Group Ltd.	12,267	49,084
	Old Mutual Ltd.	590,707	603,410
	Omnia Holdings Ltd.	31,449	130,121
*	Pepkor Holdings Ltd.	137,562	216,900
*	PPC Ltd.	205,991	71,860
	PSG Group Ltd.	26,770	134,124
	Raubex Group Ltd.	28,364	60,638
	RCL Foods Ltd.	33,526	28,245
	Reunert Ltd.	20,230	66,833
	RFG Holdings Ltd.	21,827	17,772
	Royal Bafokeng Platinum Ltd.	20,360	145,854
*	Sappi Ltd.	94,745	291,037
*	Sasol Ltd.	67,376	1,131,645
	Super Group Ltd.	70,504	147,505
*	Telkom SA SOC Ltd.	41,256	137,297
	Tiger Brands Ltd.	13,670	173,049
*	Tsogo Sun Hotels Ltd.	64,667	14,768
	Wilson Bayly Holmes-Ovcon Ltd.	9,367	65,123

TOTAL SOUTH AFRICA			9,950,622

SOUTH KOREA — (4.8%)
	ADTechnology Co. Ltd.	2,335	43,810
	Aekyung Industrial Co. Ltd.	502	9,562
	Aekyung Petrochemical Co. Ltd.	3,458	39,928
*	Agabang&Company	4,211	19,134
	Ahn-Gook Pharmaceutical Co. Ltd.	1,627	14,417
*	Ajin Industrial Co. Ltd.	7,583	23,009
	AK Holdings, Inc.	1,058	24,047
*	ALUKO Co. Ltd.	7,684	26,400

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Amotech Co. Ltd.	1,746	$46,471
*	APS Holdings Corp.	2,621	40,199
	Asia Cement Co. Ltd.	480	56,198
	ASIA Holdings Co. Ltd.	317	33,859
	Asia Paper Manufacturing Co. Ltd.	1,356	53,289
	Aurora World Corp.	2,182	19,264
	Autech Corp.	2,921	27,336
	Avaco Co. Ltd.	1,836	16,249
	Baiksan Co. Ltd.	1,801	12,238
	Bcworld Pharm Co. Ltd.	856	12,457
	BH Co. Ltd.	3,959	63,610
	Binggrae Co. Ltd.	887	42,295
*	BioSmart Co. Ltd.	2,366	10,982
	BNK Financial Group, Inc.	51,616	389,135
*	Bohae Brewery Co. Ltd.	20,600	17,486
	Bookook Securities Co. Ltd.	475	10,016
	BYC Co. Ltd.	48	17,926
	Byucksan Corp.	12,763	40,044
*	CammSys Corp.	18,663	30,105
*	Carelabs Co. Ltd.	1,410	10,276
	Cell Biotech Co. Ltd.	844	12,904
*	CENTRAL MOTEK Co. Ltd.	1,065	26,526
	Changhae Ethanol Co. Ltd.	1,848	22,716
	Chongkundang Holdings Corp.	729	51,145
*	CHOROKBAEM Co Co. Ltd.	6,067	7,992
	CJ CheilJedang Corp.	1,375	446,880
	CJ Corp.	2,866	235,629
	CJ ENM Co. Ltd.	1,880	284,353
*	CJ Freshway Corp.	1,175	33,147
	CKD Bio Corp.	856	30,899
*	CoAsia Corp.	2,721	20,340
*	Comtec Systems Co. Ltd.	24,407	19,442
	Cowell Fashion Co. Ltd.	7,205	56,750
	CS Wind Corp.	1,806	107,817
	Cuckoo Holdings Co. Ltd.	1,180	22,783
	Cuckoo Homesys Co. Ltd.	382	14,243
*	Curo Co. Ltd.	36,601	15,799
	Cymechs, Inc.	618	8,677
	D.I Corp.	4,636	31,437
	Dae Hyun Co. Ltd.	8,359	20,588
	Dae Won Kang Up Co. Ltd.	12,341	44,557
*	Dae Young Packaging Co. Ltd.	8,912	18,989
	Daebongls Co. Ltd.	2,395	17,913
*	Daechang Co. Ltd.	17,888	31,210
	Daedong Corp.	5,164	43,422
	Daejung Chemicals & Metals Co. Ltd.	560	10,548
	Daelim B&Co Co. Ltd.	2,798	16,790
	Daesang Corp.	5,375	109,961
	Daesang Holdings Co. Ltd.	3,226	27,675
*	Daesung Fine Tech Co. Ltd.	9,085	17,259
	Daesung Holdings Co. Ltd.	788	29,868
*	Daesung Industrial Co. Ltd.	3,004	13,386
*	Daewon Cable Co. Ltd.	10,930	18,039
	Daewon Pharmaceutical Co. Ltd.	1,591	21,726
*	Daewoo Engineering & Construction Co. Ltd.	39,066	209,156
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9,680	215,002
	Daihan Pharmaceutical Co. Ltd.	1,150	29,779
	Daishin Securities Co. Ltd.	6,759	120,721
*	Daiyang Metal Co. Ltd.	4,030	18,696

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Danal Co. Ltd.	8,913	$63,098
*	Dayou Automotive Seat Technology Co. Ltd.	17,022	26,181
*	Dayou Plus Co. Ltd.	20,660	25,093
	DB Financial Investment Co. Ltd.	6,876	41,710
	DB Insurance Co. Ltd.	10,029	509,671
	Deutsch Motors, Inc.	5,107	33,281
	DGB Financial Group, Inc.	36,673	324,953
	DI Dong Il Corp.	433	106,513
	Digital Daesung Co. Ltd.	2,831	23,666
*	DL E&C Co. Ltd.	3,570	413,290
	DL Holdings Co. Ltd.	2,847	160,517
	DMS Co. Ltd.	6,579	36,238
	Dong-A Hwasung Co. Ltd.	1,979	24,277
	Dong-A Socio Holdings Co. Ltd.	815	73,844
	Dong-A ST Co. Ltd.	460	28,710
	Dong-Ah Geological Engineering Co. Ltd.	1,769	27,990
*	Dongbang Transport Logistics Co. Ltd.	9,653	32,866
	Dongkuk Steel Mill Co. Ltd.	17,575	256,517
	Dongkuk Structures & Construction Co. Ltd.	8,156	40,988
	Dongsung Chemical Co. Ltd.	3,261	16,144
	Dongwha Pharm Co. Ltd.	5,100	71,996
	Dongwon F&B Co. Ltd.	296	52,013
	Dongwon Industries Co. Ltd.	293	57,179
	Dongwon Systems Corp.	1,184	52,868
*	Dongyang Steel Pipe Co. Ltd.	15,694	19,476
*	Doosan Bobcat, Inc.	8,329	272,214
	Doosan Co. Ltd.	1,141	100,954
*	Doosan Fuel Cell Co. Ltd.	1,407	63,170
*	Doosan Infracore Co. Ltd.	8,754	78,795
	DoubleUGames Co. Ltd.	1,391	76,458
*	Duksan Hi-Metal Co. Ltd.	1,014	11,901
	DY Corp.	2,973	13,989
	DY POWER Corp.	1,196	13,063
*	E&M Co. Ltd.	11,553	8,093
	Eagon Industrial Ltd.	1,500	18,277
	Easy Holdings Co. Ltd.	11,545	44,381
	eBEST Investment & Securities Co. Ltd.	2,178	16,935
	Elentec Co. Ltd.	4,032	37,312
	E-MART, Inc.	4,315	621,153
*	EM-Tech Co. Ltd.	1,604	36,249
	ENF Technology Co. Ltd.	1,156	28,684
	Estechpharma Co. Ltd.	2,011	18,132
	Eugene Investment & Securities Co. Ltd.	15,514	50,583
	Farmsco	3,270	17,036
	FarmStory Co. Ltd.	11,495	26,775
	Fila Holdings Corp.	8,363	266,453
	Gabia, Inc.	1,357	14,894
*	Gamevil, Inc.	671	42,734
	Gaon Cable Co. Ltd.	784	19,076
*	Gemvaxlink Co. Ltd.	14,448	19,881
*	Genie Music Corp.	7,762	39,049
	Global Standard Technology Co. Ltd.	1,206	29,904
	Green Cross Holdings Corp.	3,606	90,517
	GS Engineering & Construction Corp.	11,520	408,774
*	GS Global Corp.	14,500	32,079
	GS Holdings Corp.	8,793	318,434
	GS Retail Co. Ltd.	6,392	176,475
	Gwangju Shinsegae Co. Ltd.	168	27,823
	Haatz, Inc.	1,026	8,417

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Haitai Confectionery & Foods Co. Ltd.	1,329	$9,486
	Halla Corp.	2,965	14,338
	Halla Holdings Corp.	1,278	55,822
	Han Kuk Carbon Co. Ltd.	5,432	58,548
	Hana Pharm Co. Ltd.	872	15,353
	HanChang Paper Co. Ltd.	12,299	21,617
*	Hancom, Inc.	2,591	44,449
	Handok, Inc.	1,695	34,392
	Handsome Co. Ltd.	3,853	139,219
	Hanil Holdings Co. Ltd.	2,080	24,873
	Hanjin Transportation Co. Ltd.	2,970	88,392
	Hankook Tire & Technology Co. Ltd.	14,682	520,203
	HanmiGlobal Co. Ltd.	2,096	19,190
	Hansae Co. Ltd.	1,894	37,686
	Hansae Yes24 Holdings Co. Ltd.	1,461	9,970
	Hanshin Construction	1,594	26,007
	Hanshin Machinery Co.	8,814	32,746
	Hansol Holdings Co. Ltd.	6,864	22,281
*	Hansol HomeDeco Co. Ltd.	24,580	42,285
	Hansol Logistics Co. Ltd.	6,962	28,154
	Hansol Paper Co. Ltd.	4,708	58,154
*	Hansol Technics Co. Ltd.	5,680	32,934
	Hanwha Aerospace Co. Ltd.	6,475	250,094
	Hanwha Corp.	9,798	282,054
*	Hanwha General Insurance Co. Ltd.	11,720	45,405
*	Hanwha Investment & Securities Co. Ltd.	25,875	122,943
	Hanwha Life Insurance Co. Ltd.	37,460	111,621
	Hanyang Eng Co. Ltd.	2,781	36,651
	Hanyang Securities Co. Ltd.	2,469	37,633
*	Harim Co. Ltd.	8,073	19,910
	Harim Holdings Co. Ltd.	6,177	51,237
	HB Technology Co. Ltd.	10,732	23,390
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	14,141
	Hitejinro Holdings Co. Ltd.	1,659	21,152
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	23,996
*	Home Center Holdings Co. Ltd.	14,297	21,126
	HS Industries Co. Ltd.	7,260	41,828
*	HSD Engine Co. Ltd.	3,091	24,474
	Huchems Fine Chemical Corp.	3,216	72,891
*	Humax Co. Ltd.	6,520	28,318
*	Huneed Technologies	1,951	11,862
	Huons Global Co. Ltd.	862	36,451
	Huvis Corp.	2,628	21,990
	Huvitz Co. Ltd.	3,099	23,006
	Hwa Shin Co. Ltd.	3,952	32,555
*	Hwail Pharm Co. Ltd.	8,763	21,279
	Hwaseung Corp. Co. Ltd.	4,858	11,722
	Hwaseung Enterprise Co. Ltd.	2,016	29,671
*	Hyosung Chemical Corp.	241	59,687
*	Hyosung Heavy Industries Corp.	667	38,575
	Hyundai BNG Steel Co. Ltd.	2,003	28,707
*	Hyundai Construction Equipment Co. Ltd.	1,971	68,221
	Hyundai Department Store Co. Ltd.	2,754	195,545
*	Hyundai Electric & Energy System Co. Ltd.	3,248	61,701
	Hyundai Elevator Co. Ltd.	4,057	168,470
	Hyundai Energy Solutions Co. Ltd.	986	19,428
	Hyundai Engineering & Construction Co. Ltd.	14,299	618,148
	Hyundai Glovis Co. Ltd.	2,720	391,708
	Hyundai Heavy Industries Holdings Co. Ltd.	6,250	338,841

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Home Shopping Network Corp.	1,138	$68,311
	Hyundai Livart Furniture Co. Ltd.	2,651	36,030
	Hyundai Marine & Fire Insurance Co. Ltd.	10,586	238,076
	Hyundai Motor Securities Co. Ltd.	4,374	47,515
*	Hyundai Rotem Co. Ltd.	1,185	22,948
	Hyundai Steel Co.	16,825	643,098
	Hyundai Wia Corp.	3,635	262,504
	HyVision System, Inc.	2,537	36,616
	i3system, Inc.	1,374	20,098
	ICD Co. Ltd.	1,527	16,379
*	IHQ, Inc.	16,486	26,153
	Il Sung Construction Co. Ltd.	8,095	42,567
	Iljin Holdings Co. Ltd.	6,410	36,827
	iMarketKorea, Inc.	4,396	41,383
	InBody Co. Ltd.	905	21,066
	Industrial Bank of Korea	50,169	474,831
	INFAC Corp.	1,852	25,242
*	Infinitt Healthcare Co. Ltd.	1,548	9,468
	InfoBank Corp.	1,456	13,388
	Innocean Worldwide, Inc.	1,362	68,560
*	Insun ENT Co. Ltd.	4,211	43,758
*	Insung Information Co. Ltd.	8,677	21,424
	Intelligent Digital Integrated Security Co. Ltd.	805	17,566
	Interojo Co. Ltd.	1,084	27,395
	Interpark Corp.	11,036	63,317
	Inzi Controls Co. Ltd.	2,657	38,432
	INZI Display Co. Ltd.	3,850	11,153
*	Iones Co. Ltd.	3,732	27,690
	IS Dongseo Co. Ltd.	2,486	96,394
	ISC Co. Ltd.	1,366	30,904
	i-SENS, Inc.	1,249	35,839
	ISU Chemical Co. Ltd.	3,235	42,190
*	Jahwa Electronics Co. Ltd.	3,016	48,321
	JB Financial Group Co. Ltd.	21,369	162,447
	JC Hyun System, Inc.	2,565	14,207
*	Jeju Semiconductor Corp.	9,500	39,028
	Jinsung T.E.C.	2,323	23,799
	JLS Co. Ltd.	1,761	11,439
*	JNK Heaters Co. Ltd.	3,078	18,744
*	JNTC Co. Ltd.	2,082	14,720
	JW Holdings Corp.	6,121	20,511
	KAON Media Co. Ltd.	2,221	31,419
	KC Tech Co. Ltd.	1,733	33,408
	KCC Glass Corp.	1,127	58,185
	KCTC	3,170	17,617
*	KEC Corp.	23,408	74,547
	KEPCO Plant Service & Engineering Co. Ltd.	3,469	124,172
	Keyang Electric Machinery Co. Ltd.	4,355	17,372
	KG Chemical Corp.	1,048	30,516
	KG Eco Technology Service Co. Ltd.	3,707	45,078
	Kginicis Co. Ltd.	2,707	43,281
	KGMobilians Co. Ltd.	5,395	42,515
	KISWIRE Ltd.	2,132	50,260
	KIWOOM Securities Co. Ltd.	3,119	281,183
	KleanNara Co. Ltd.	3,346	12,888
	KM Corp.	1,931	13,626
	Kocom Co. Ltd.	1,980	11,277
	Kolmar Korea Co. Ltd.	2,435	93,091
	Kolon Global Corp.	1,233	27,528

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Industries, Inc.	4,021	$307,669
	Korea Cast Iron Pipe Industries Co. Ltd.	2,203	18,555
*	Korea Circuit Co. Ltd.	2,209	29,876
	Korea Electric Terminal Co. Ltd.	1,465	94,804
	Korea Export Packaging Industrial Co. Ltd.	645	14,226
*	Korea Information & Communications Co. Ltd.	2,187	17,386
	Korea Investment Holdings Co. Ltd.	8,049	601,995
*	Korea Line Corp.	45,007	109,043
	Korea Petrochemical Ind Co. Ltd.	876	139,245
	Korea Petroleum Industries Co.	1,279	14,137
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,779	510,949
*	Korean Air Lines Co. Ltd.	28,630	746,454
	Korean Reinsurance Co.	11,505	95,272
	KSS LINE Ltd.	4,280	43,684
	KT Submarine Co. Ltd.	3,719	19,126
	KTB Investment & Securities Co. Ltd.	11,121	62,815
	KTCS Corp.	8,880	20,314
	Kukdo Chemical Co. Ltd.	1,544	88,452
	Kukdong Corp.	15,085	32,848
	Kukdong Oil & Chemicals Co. Ltd.	4,391	16,280
	Kumho Petrochemical Co. Ltd.	3,162	465,248
*	Kumho Tire Co., Inc.	16,572	75,771
	KUMHOE&C Co. Ltd.	3,880	40,105
	Kumkang Kind Co. Ltd.	2,221	14,987
	Kwang Dong Pharmaceutical Co. Ltd.	9,258	61,608
	Kyeryong Construction Industrial Co. Ltd.	1,246	38,262
	Kyobo Securities Co. Ltd.	6,572	49,505
	Kyongbo Pharmaceutical Co. Ltd.	1,812	15,427
	Kyungbang Co. Ltd.	2,863	32,639
*	Kyungchang Industrial Co. Ltd.	3,820	12,566
	Kyung-In Synthetic Corp.	6,925	41,662
	LEADCORP, Inc.	3,249	27,848
*	LG Display Co. Ltd.	46,605	787,642
	LG HelloVision Co. Ltd.	4,770	28,278
	LG Innotek Co. Ltd.	2,439	438,426
	LG Uplus Corp.	43,602	536,617
	LIG Nex1 Co. Ltd.	1,802	72,238
*	Lock & Lock Co. Ltd.	2,751	24,728
	LOT Vacuum Co. Ltd.	3,553	44,411
	Lotte Chemical Corp.	3,377	649,537
	Lotte Chilsung Beverage Co. Ltd.	810	101,140
	Lotte Confectionery Co. Ltd.	278	30,651
	Lotte Corp.	5,594	156,687
*	Lotte Data Communication Co.	593	19,476
	LOTTE Fine Chemical Co. Ltd.	3,148	229,829
	Lotte Food Co. Ltd.	86	28,106
	LOTTE Himart Co. Ltd.	1,212	28,806
	Lotte Shopping Co. Ltd.	1,503	135,275
	LS Corp.	3,127	167,653
	LS Electric Co. Ltd.	2,670	135,131
*	LVMC Holdings	9,650	27,705
	LX Hausys Ltd.	850	50,683
	LX International Corp.	6,246	145,592
	Macrogen, Inc.	1,592	38,886
	Maeil Dairies Co. Ltd.	532	32,109
*	Mando Corp.	5,656	303,592
	ME2ON Co. Ltd.	2,323	11,736
	MegaStudyEdu Co. Ltd.	890	58,592
	Meritz Financial Group, Inc.	7,348	210,177

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Fire & Marine Insurance Co. Ltd.	9,140	$217,255
	Meritz Securities Co. Ltd.	66,680	266,445
	Mirae Asset Life Insurance Co. Ltd.	17,788	65,069
	Mirae Asset Securities Co. Ltd.	57,700	430,473
	Miwon Holdings Co. Ltd.	98	11,645
*	Mobase Electronics Co. Ltd.	7,935	14,953
	MonAmi Co. Ltd.	3,796	15,226
	Moorim P&P Co. Ltd.	5,847	22,430
	Moorim Paper Co. Ltd.	5,143	12,076
	Nam Hwa Construction Co. Ltd.	2,501	19,844
	Namhae Chemical Corp.	2,788	32,055
*	NDFOS Co. Ltd.	2,190	16,952
	NeoPharm Co. Ltd.	851	19,502
*	Neowiz	2,553	57,589
	Nexen Corp.	5,293	22,774
	Nexen Tire Corp.	6,551	42,471
	NH Investment & Securities Co. Ltd.	27,344	308,843
	NICE Holdings Co. Ltd.	4,219	61,084
	Nice Information & Telecommunication, Inc.	884	25,509
	NICE Total Cash Management Co. Ltd.	2,560	12,182
*	NK Co. Ltd.	17,710	17,110
	Nong Shim Holdings Co. Ltd.	504	33,358
	Nong Woo Bio Co. Ltd.	2,119	21,550
	NongShim Co. Ltd.	565	136,997
	NOROO Paint & Coatings Co. Ltd.	2,353	20,996
	Okong Corp.	2,812	10,607
	Openbase, Inc.	6,683	18,535
*	OPTRON-TEC, Inc.	5,031	36,483
	Orion Holdings Corp.	3,238	44,393
	Ottogi Corp.	295	121,518
	Paik Kwang Industrial Co. Ltd.	5,088	24,565
*	Pan Entertainment Co. Ltd.	3,405	20,876
	Pan Ocean Co. Ltd.	38,395	198,671
*	Pan-Pacific Co. Ltd.	6,121	14,281
*	Paradise Co. Ltd.	3,934	58,665
	Partron Co. Ltd.	7,264	58,332
	Poongsan Corp.	4,379	124,070
	POSCO Coated & Color Steel Co. Ltd.	339	16,611
	Posco International Corp.	9,521	177,397
*	Power Logics Co. Ltd.	6,699	45,343
	Protec Co. Ltd.	1,431	33,045
	Pulmuone Co. Ltd.	2,268	33,139
	Pungkuk Alcohol Industry Co. Ltd.	1,107	16,649
	Pyeong Hwa Automotive Co. Ltd.	2,104	19,992
	Rayence Co. Ltd.	1,788	20,146
*††	Redrover Co. Ltd.	4,378	1,286
	Reyon Pharmaceutical Co. Ltd.	1,323	62,896
*	RFTech Co. Ltd.	6,444	32,580
	S Net Systems, Inc.	3,825	21,560
*	S.Y. Co. Ltd.	3,263	10,732
	Sajo Industries Co. Ltd.	390	15,943
	Sajodaerim Corp.	742	17,687
*	Sajodongaone Co. Ltd.	16,995	18,530
*	Sambo Motors Co. Ltd.	2,209	12,286
	SAMHWA Paints Industrial Co. Ltd.	1,739	14,961
	Samick Musical Instruments Co. Ltd.	9,536	14,863
	Samick THK Co. Ltd.	2,172	22,257
	Samji Electronics Co. Ltd.	2,577	27,002
	Samjin LND Co. Ltd.	6,197	22,196

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samjin Pharmaceutical Co. Ltd.	1,423	$31,359
*	Samkee Corp.	5,231	23,492
	SAMPYO Cement Co. Ltd.	8,391	35,869
	Samsung Fire & Marine Insurance Co. Ltd.	5,860	1,161,584
	Samsung Securities Co. Ltd.	12,039	489,427
	SAMT Co. Ltd.	20,892	93,927
	Samyang Corp.	520	30,427
	Samyang Foods Co. Ltd.	574	40,234
	Seah Besteel Corp.	3,572	66,274
	SeAH Holdings Corp.	197	18,718
	SeAH Steel Corp.	395	34,994
	SeAH Steel Holdings Corp.	440	47,346
	Sejong Industrial Co. Ltd.	2,921	27,524
	S-Energy Co. Ltd.	2,604	10,486
	Seoul Semiconductor Co. Ltd.	7,302	93,507
*	Seowon Co. Ltd.	10,826	19,883
	Seoyon Co. Ltd.	1,718	23,133
	Seoyon E-Hwa Co. Ltd.	2,282	15,121
*	Sewon E&C Co. Ltd.	36,242	33,976
	SEWOONMEDICAL Co. Ltd.	5,329	19,431
	SFA Engineering Corp.	3,428	103,677
	SGC e Tec E&C Co. Ltd.	254	15,112
	Shindaeyang Paper Co. Ltd.	172	12,912
	Shinsegae Engineering & Construction Co. Ltd.	481	15,727
	Shinsegae Food Co. Ltd.	411	31,824
	Shinsegae Information & Communication Co. Ltd.	186	33,093
	Shinsegae International, Inc.	371	53,502
	Shinsegae, Inc.	1,464	311,410
*	Shinsung Tongsang Co. Ltd.	20,031	61,811
	Shinwha Intertek Corp.	8,653	25,946
*	Shinwon Corp.	13,837	40,759
*	SHOWBOX Corp.	7,076	42,178
	SIMMTECH HOLDINGS Co. Ltd.	7,163	17,760
	SK D&D Co. Ltd.	1,109	30,038
	SK Discovery Co. Ltd.	3,132	127,842
	SK Gas Ltd.	772	91,268
	SK Networks Co. Ltd.	34,687	151,100
	SK Securities Co. Ltd.	49,140	41,359
	SL Corp.	3,492	98,391
*	SM Entertainment Co. Ltd.	1,025	69,061
	SNT Motiv Co. Ltd.	1,600	69,084
*	SNU Precision Co. Ltd.	4,032	12,082
	S-Oil Corp.	7,277	636,720
	Songwon Industrial Co. Ltd.	4,004	61,587
	Soosan Heavy Industries Co. Ltd.	6,373	14,550
	Soulbrain Co. Ltd.	713	159,974
*	Soulbrain Holdings Co. Ltd.	1,089	40,803
	SPG Co. Ltd.	2,138	18,135
	Spigen Korea Co. Ltd.	664	26,000
	Suheung Co. Ltd.	745	30,509
	Sun Kwang Co. Ltd.	1,102	52,620
	Sung Kwang Bend Co. Ltd.	2,225	17,520
*	Sungchang Enterprise Holdings Ltd.	15,703	34,171
	Sungshin Cement Co. Ltd.	6,047	57,742
	Sungwoo Hitech Co. Ltd.	11,668	60,369
	Sunjin Co. Ltd.	1,884	20,883
*	Suprema, Inc.	815	17,340
	Systems Technology, Inc.	1,944	27,361
	Tae Kyung Industrial Co. Ltd.	2,320	12,812

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Taekyung BK Co. Ltd.	6,589	$32,257
*††	Taewoong Co. Ltd.	3,164	25,384
	Taeyoung Engineering & Construction Co. Ltd.	4,126	39,252
*	Taihan Textile Co. Ltd.	350	13,826
*	Tailim Packaging Co. Ltd.	2,441	8,749
	TCC Steel	3,926	28,186
	TES Co. Ltd.	2,135	48,830
*	Thinkware Systems Corp.	1,121	16,775
	TK Corp.	2,713	27,316
	Tongyang Life Insurance Co. Ltd.	7,364	43,087
*	Top Engineering Co. Ltd.	3,622	23,129
*	Tovis Co. Ltd.	3,257	23,719
	TS Corp.	13,340	37,726
*	Tuksu Construction Co. Ltd.	2,389	23,696
*	TY Holdings Co. Ltd.	3,978	92,639
	Ubiquoss Holdings, Inc.	1,157	16,475
	Uni-Chem Co. Ltd.	17,518	20,807
*	Unick Corp.	2,616	16,391
	Unid Co. Ltd.	1,325	132,499
	Uniquest Corp.	2,969	26,286
	Value Added Technology Co. Ltd.	1,125	39,077
	Vieworks Co. Ltd.	1,268	43,057
	Vitzro Tech Co. Ltd.	2,200	17,815
*	Webzen, Inc.	2,836	65,649
*	Welcron Co. Ltd.	4,623	16,759
*	WillBes & Co.	9,359	15,205
	Winix, Inc.	2,531	43,807
*	Winpac, Inc.	11,525	22,915
	Wins Co. Ltd.	1,360	18,444
	WiSoL Co. Ltd.	3,382	30,079
*	WONIK CUBE Corp.	5,623	19,579
	Wonik Materials Co. Ltd.	1,400	39,137
	Woojin, Inc.	2,607	21,517
	Woongjin Thinkbig Co. Ltd.	5,558	15,944
*	Wooree Bio Co. Ltd.	5,593	19,608
	Woori Financial Group, Inc.	98,148	1,115,761
	Woori Investment Bank Co. Ltd.	77,941	66,568
	Woory Industrial Co. Ltd.	1,010	21,376
*	Woowon Development Co. Ltd.	4,466	20,666
	Y G-1 Co. Ltd.	4,751	35,241
*	Y-entec Co. Ltd.	3,150	32,968
	YMC Co. Ltd.	1,653	12,580
	Youlchon Chemical Co. Ltd.	2,408	45,395
	Youngone Corp.	3,664	140,240
	Youngone Holdings Co. Ltd.	996	40,098
	Yuanta Securities Korea Co. Ltd.	24,539	94,771
	Yuyu Pharma, Inc.	2,496	15,876
	Zeus Co. Ltd.	1,279	22,801

TOTAL SOUTH KOREA			37,409,732

SPAIN — (1.3%)
	Acerinox SA	44,231	615,798
	ACS Actividades de Construccion y Servicios SA	35,702	935,736
	Aedas Homes SA	3,431	98,609
	Almirall SA	11,982	178,180
	Applus Services SA	16,821	152,254
*	Atresmedia Corp. de Medios de Comunicacion SA	14,744	60,100
	Azkoyen SA	2,368	15,864
*	Banco de Sabadell SA	954,855	768,464

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Bankinter SA	139,381	$767,433
	CaixaBank SA	344,055	989,042
*	Construcciones y Auxiliar de Ferrocarriles SA	3,329	146,650
	Ebro Foods SA	15,774	313,043
*	eDreams ODIGEO SA	22,572	198,279
	Elecnor SA	7,296	89,126
	Enagas SA	36,968	829,542
*	Ence Energia y Celulosa SA	32,264	83,035
*	Ercros SA	22,936	92,805
	Faes Farma SA	36,916	150,383
	Fomento de Construcciones y Contratas SA	11,170	142,400
*	Gestamp Automocion SA	28,440	127,157
	Grupo Catalana Occidente SA	11,471	407,412
	Iberpapel Gestion SA	1,760	40,032
*	Indra Sistemas SA	2,191	26,499
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	139,381	279,826
	Mapfre SA	164,996	349,345
*	Mediaset Espana Comunicacion SA	25,368	132,305
	Metrovacesa SA	7,346	64,406
	Miquel y Costas & Miquel SA	2,572	35,669
	Neinor Homes SA	6,509	83,961
*	Obrascon Huarte Lain SA	32,182	26,200
	Prim SA	827	13,809
	Prosegur Cia de Seguridad SA	38,163	108,296
	Repsol SA	96,907	1,241,236
	Sacyr SA	102,127	291,107
*	Talgo SA	9,147	50,614
*	Tubacex SA	14,778	29,431
	Unicaja Banco SA	340,694	364,531
*	Vocento SA	20,755	24,637

TOTAL SPAIN			10,323,216

SWEDEN — (2.6%)
	AcadeMedia AB	24,057	172,544
	AFRY AB	23,184	689,887
	Alimak Group AB	10,032	136,100
	Ambea AB	14,832	102,988
*	Annehem Fastigheter AB, Class B	11,051	47,418
*	AQ Group AB	2,586	85,908
*	Arise AB	3,697	18,534
	Arjo AB, Class B	69,470	947,380
*	Attendo AB	20,804	89,406
*	Balco Group AB	2,823	41,813
*	BE Group AB	1,190	14,789
	Beijer Alma AB	8,544	214,413
*	Beijer Electronics Group AB	6,362	56,219
	Bergman & Beving AB	7,540	136,088
	Besqab AB	1,299	26,826
	Betsson AB, Class B	31,487	219,780
*	BHG Group AB	15,494	178,659
	Bilia AB, Class A	17,015	302,552
	BillerudKorsnas AB	48,041	1,006,265
	Bonava AB, Class B	14,041	138,714
	Boule Diagnostics AB	3,333	20,295
	Bravida Holding AB	37,090	557,883
	Bufab AB	7,561	322,525
	Bulten AB	4,289	38,599
	Byggmax Group AB	21,543	184,693
	Catella AB	6,566	29,443

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Catena Media PLC	16,939	$112,854
*	Cavotec SA	8,312	22,002
	Clas Ohlson AB, Class B	9,456	101,810
	Cloetta AB, Class B	55,382	175,925
	Coor Service Management Holding AB	20,012	194,411
	Dometic Group AB	67,724	987,785
*	Doro AB	6,752	52,529
*	Duni AB	9,087	126,553
	Dustin Group AB	11,673	142,774
	Eastnine AB	4,151	72,250
	Elanders AB, Class B	4,978	85,904
*	Electrolux Professional AB, Class B	28,797	222,486
*	Eltel AB	7,336	14,942
*	Enea AB	4,344	119,800
	Eolus Vind AB, Class B	928	17,046
	Fagerhult AB	13,851	110,987
	Fenix Outdoor International AG	248	36,510
	Ferronordic AB	2,374	81,198
	FormPipe Software AB	12,075	44,993
	GHP Specialty Care AB	9,374	28,062
	Granges AB	29,575	322,572
*	Haldex AB	6,465	38,700
	Hexpol AB	39,738	465,040
*	Humana AB	6,537	54,547
*	IAR Systems Group AB	1,899	21,461
*	International Petroleum Corp	15,048	84,991
	Intrum AB	18,819	534,168
	Inwido AB	19,046	349,185
	JM AB	12,821	519,463
	Kabe Group AB, Class B	1,056	27,177
	Karnov Group AB	18,898	121,423
*	Karo Pharma AB	7,560	49,820
	KNOW IT AB	4,542	182,841
	LeoVegas AB	3,280	12,413
	Lindab International AB	26,759	876,699
	Loomis AB, Class B	21,157	570,977
*	Medivir AB, Class B	4,107	4,690
*	Mekonomen AB	11,721	241,816
	Midsona AB, Class B	5,226	32,575
*	Millicom International Cellular SA	26,805	938,566
*	Modern Times Group MTG AB, Class B	20,496	235,024
	Momentum Group AB, Class B	4,669	119,952
	Munters Group AB	21,364	158,096
	NCC AB, Class B	16,207	280,808
	Nederman Holding AB	4,434	97,800
*	Nelly Group AB	2,292	7,946
*	Net Insight AB, Class B	81,948	30,844
*	New Wave Group AB, Class B	15,102	256,311
	Nobia AB	29,370	181,020
	Nobina AB	19,448	186,282
*	Nordic Entertainment Group AB, Class B	3,992	231,488
	Nordic Waterproofing Holding AB	5,586	166,091
	Peab AB, Class B	55,257	694,560
	Prevas AB, Class B	2,336	26,880
	Pricer AB, Class B	39,134	117,086
	Proact IT Group AB	4,974	50,159
	Probi AB	876	39,131
*	Qliro AB	2,292	7,197
	Ratos AB, Class B	51,449	296,203

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	RaySearch Laboratories AB	4,305	$30,608
	Rejlers AB	2,878	49,238
	Resurs Holding AB	22,099	119,090
	Rottneros AB	28,710	33,449
	Saab AB, Class B	18,539	516,834
*	SAS AB	363,413	63,254
	Scandi Standard AB	10,318	51,445
	Securitas AB, Class B	5,258	87,108
	Semcon AB	4,616	66,184
*	SkiStar AB	8,179	170,615
*	SSAB AB, Class A	67,335	383,697
*	SSAB AB, Class B	149,207	745,760
	Systemair AB	6,916	66,754
	Tethys Oil AB	5,612	40,859
	TF Bank AB	725	17,472
	VBG Group AB, Class B	4,611	89,086

TOTAL SWEDEN			19,693,997

SWITZERLAND — (4.5%)
	Adecco Group AG	28,434	1,432,506
	Allreal Holding AG	4,110	869,248
	ALSO Holding AG	623	184,884
*	ams AG	49,208	974,236
	Arbonia AG	16,275	353,848
*	Aryzta AG	218,303	285,456
*	Autoneum Holding AG	492	77,016
	Baloise Holding AG	14,424	2,298,609
	Banque Cantonale de Geneve	566	103,861
	Banque Cantonale Vaudoise	5,987	482,027
	Bell Food Group AG	602	193,243
	Bellevue Group AG	2,218	99,582
	Berner Kantonalbank AG	1,189	273,422
*	Bobst Group SA	1,890	153,910
	Bucher Industries AG	1,531	772,683
	Bystronic AG	315	433,120
	Calida Holding AG	1,393	73,821
	Carlo Gavazzi Holding AG	128	35,295
	Cembra Money Bank AG	5,723	382,036
	Cicor Technologies Ltd	570	36,503
	Cie Financiere Tradition SA	441	53,674
	Clariant AG	49,508	1,042,269
	DKSH Holding AG	8,291	664,563
*	Dufry AG	4,332	229,363
	EFG International AG	18,149	127,289
	Energiedienst Holding AG	4,333	219,346
*	Evolva Holding SA	156,763	23,948
*	Feintool International Holding AG	614	36,227
*	Flughafen Zurich AG	4,019	725,779
	Galenica AG	12,162	890,829
*	GAM Holding AG	35,013	56,397
	Georg Fischer AG	497	751,987
	Helvetia Holding AG	9,919	1,180,270
*	HOCHDORF Holding AG	202	9,048
	Huber & Suhner AG	4,114	365,940
	Hypothekarbank Lenzburg AG	21	96,284
*	Implenia AG	2,308	47,073
	Investis Holding SA	877	97,636
	IVF Hartmann Holding AG	80	12,463
	Julius Baer Group Ltd.	22,070	1,596,369

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Jungfraubahn Holding AG	1,314	$206,251
*	Komax Holding AG	307	78,251
	Kudelski SA	7,542	30,073
	Landis+Gyr Group AG	6,276	431,460
	Liechtensteinische Landesbank AG	3,558	210,063
	Luzerner Kantonalbank AG	830	383,588
*	Medmix AG	4,514	215,815
*	Meier Tobler Group AG	1,437	30,362
	Metall Zug AG	52	117,899
*	Mikron Holding AG	1,680	14,329
	Mobimo Holding AG	2,029	683,806
	OC Oerlikon Corp. AG	48,317	491,949
*	Orascom Development Holding AG	3,061	36,083
	Orell Fuessli AG	25	2,551
	Phoenix Mecano AG	199	96,838
	Plazza AG, Class A	44	16,003
*	Rieter Holding AG	647	134,303
	Schaffner Holding AG	95	29,500
	Schweiter Technologies AG	289	415,030
	SFS Group AG	1,100	148,164
	Siegfried Holding AG	328	315,484
	St Galler Kantonalbank AG	893	411,580
	Sulzer AG	4,514	443,749
	Swatch Group AG	5,346	1,471,457
	Swatch Group AG	10,797	574,392
	Swiss Life Holding AG	8,166	4,479,592
	Swiss Prime Site AG	16,803	1,708,299
*	TX Group AG	831	137,286
*	u-blox Holding AG	1,065	77,939
	Valiant Holding AG	5,094	504,215
*	Valora Holding AG	935	177,939
	Vaudoise Assurances Holding SA	306	154,192
	Vetropack Holding AG	3,729	229,525
	Vifor Pharma AG	6,804	878,572
*	Von Roll Holding AG	8,880	11,821
	Vontobel Holding AG	6,793	629,093
	VP Bank AG, Class A	719	80,960
*	V-ZUG Holding AG	575	80,905
	Walliser Kantonalbank	1,138	125,650
	Zehnder Group AG	2,702	290,841
	Zug Estates Holding AG, Class B	84	181,620
	Zuger Kantonalbank AG	30	215,050

TOTAL SWITZERLAND			34,694,539

TAIWAN — (5.3%)
	Aaeon Technology, Inc.	10,000	23,339
	ABC Taiwan Electronics Corp.	20,000	20,571
	AcBel Polytech, Inc.	69,000	85,996
#	Acer, Inc.	539,000	504,494
	ACES Electronic Co. Ltd.	18,000	30,786
	Acter Group Corp. Ltd.	4,000	26,707
	Advanced International Multitech Co. Ltd.	8,000	22,779
	Advancetek Enterprise Co. Ltd.	69,987	63,183
	Aerospace Industrial Development Corp.	80,000	81,173
	Allis Electric Co. Ltd.	64,727	55,256
	Alltek Technology Corp.	35,818	39,023
	Alpha Networks, Inc.	37,000	35,946
*	Ambassador Hotel	48,000	52,314
	Ampire Co. Ltd.	19,000	16,459

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AMPOC Far-East Co. Ltd.	23,000	$31,695
	Anji Technology Co. Ltd.	13,000	21,151
	Apac Opto Electronics, Inc.	8,000	8,868
	Apacer Technology, Inc.	19,000	29,720
	APCB, Inc.	39,000	30,226
	Apex Biotechnology Corp.	14,000	11,551
	Apex International Co. Ltd.	33,760	94,929
	Apex Science & Engineering	23,000	8,864
	Arcadyan Technology Corp.	24,000	90,777
	Ardentec Corp.	68,430	146,629
	Asia Cement Corp.	366,000	582,953
	Asia Electronic Material Co. Ltd.	19,000	14,132
	Asia Optical Co., Inc.	30,000	95,786
*	Asia Pacific Telecom Co. Ltd.	277,033	81,908
	Asia Tech Image, Inc.	13,000	26,153
	Aten International Co. Ltd.	6,000	18,220
#	AU Optronics Corp.	1,528,000	1,050,077
	Avalue Technology, Inc.	6,000	10,650
	Avermedia Technologies	31,200	30,564
*	Azurewave Technologies, Inc.	18,000	14,060
	Bank of Kaohsiung Co. Ltd.	144,302	58,431
	BenQ Materials Corp.	23,000	32,588
	BES Engineering Corp.	293,000	92,686
	Bin Chuan Enterprise Co. Ltd.	17,000	15,097
	Brighton-Best International Taiwan, Inc.	54,000	67,468
	Browave Corp.	12,000	17,205
*	Cameo Communications, Inc.	38,531	18,621
	Capital Futures Corp.	19,043	26,496
	Capital Securities Corp.	386,440	210,917
	Career Technology MFG. Co. Ltd.	105,528	95,182
	Cathay Real Estate Development Co. Ltd.	113,600	79,681
	Cayman Engley Industrial Co. Ltd.	4,261	9,972
	Celxpert Energy Corp.	21,000	35,120
	Central Reinsurance Co. Ltd.	37,800	38,147
*	Chain Chon Industrial Co. Ltd.	32,000	24,409
	ChainQui Construction Development Co. Ltd.	31,000	20,483
*	Champion Building Materials Co. Ltd.	77,000	29,762
	Chang Hwa Commercial Bank Ltd.	788,810	465,807
	Channel Well Technology Co. Ltd.	29,000	42,480
	CHC Healthcare Group	20,000	26,443
	CHC Resources Corp.	14,000	22,676
	Chen Full International Co. Ltd.	14,000	20,748
#	Cheng Loong Corp.	134,000	164,164
*	Cheng Mei Materials Technology Corp.	110,000	47,108
	Cheng Shin Rubber Industry Co. Ltd.	288,000	353,474
	Cheng Uei Precision Industry Co. Ltd.	77,000	107,042
	Chilisin Electronics Corp.	41,488	128,712
*	China Airlines Ltd.	596,000	369,060
	China Bills Finance Corp.	192,000	115,069
	China Chemical & Pharmaceutical Co. Ltd.	61,000	48,495
	China Development Financial Holding Corp.	2,379,000	1,215,975
	China General Plastics Corp.	64,516	86,242
	China Life Insurance Co. Ltd.	330,720	345,693
	China Metal Products	53,000	61,025
	China Steel Structure Co. Ltd.	14,000	27,943
#	China Wire & Cable Co. Ltd.	26,000	25,334
#	Chinese Maritime Transport Ltd.	26,710	54,078
	Ching Feng Home Fashions Co. Ltd.	28,000	20,179
	Chin-Poon Industrial Co. Ltd.	43,000	46,308

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chipbond Technology Corp.	109,000	$253,009
	ChipMOS Technologies, Inc.	78,344	130,275
	Chong Hong Construction Co. Ltd.	40,000	106,166
	Chun Yuan Steel Industry Co. Ltd.	104,000	84,989
#	Chung Hsin Electric & Machinery Manufacturing Corp.	59,000	87,510
*	Chung Hwa Pulp Corp.	96,015	76,853
	Compal Broadband Networks, Inc.	11,000	11,623
	Compal Electronics, Inc.	811,000	713,728
	Compeq Manufacturing Co. Ltd.	170,000	247,393
	Compucase Enterprise	8,000	8,956
	Concord Securities Co. Ltd.	106,142	45,214
	Concraft Holding Co. Ltd.	6,000	12,238
	Continental Holdings Corp.	102,000	92,521
	Contrel Technology Co. Ltd.	15,000	10,663
	Coremax Corp.	3,727	23,089
	CTCI Corp.	104,000	136,276
	CviLux Corp.	17,000	29,345
	Cyberlink Corp.	8,000	26,062
	CyberPower Systems, Inc.	9,000	24,448
	CyberTAN Technology, Inc.	73,000	69,627
	DA CIN Construction Co. Ltd.	37,000	40,398
	Dafeng TV Ltd.	12,000	18,673
*	Da-Li Development Co. Ltd.	23,622	25,908
	Darfon Electronics Corp.	37,000	55,638
*	Darwin Precisions Corp.	76,000	30,484
	De Licacy Industrial Co. Ltd.	71,000	39,194
	Depo Auto Parts Ind Co. Ltd.	20,000	40,458
	D-Link Corp.	95,000	70,062
	Dynamic Electronics Co. Ltd.	70,688	53,486
	Dynapack International Technology Corp.	22,000	76,076
	Edimax Technology Co. Ltd.	60,000	23,328
	Edom Technology Co. Ltd.	23,100	28,297
	Egis Technology, Inc.	5,000	23,814
	Elite Advanced Laser Corp.	19,000	38,179
	Elitegroup Computer Systems Co. Ltd.	67,000	57,121
	Emerging Display Technologies Corp.	17,000	11,267
*	Ennostar, Inc.	113,400	298,427
	EnTie Commercial Bank Co. Ltd.	110,000	66,029
	Eson Precision Ind Co. Ltd.	15,000	36,101
	Eternal Materials Co. Ltd.	54,000	71,591
*	Eva Airways Corp.	482,648	327,578
*	Everest Textile Co. Ltd.	87,547	30,670
	Evergreen International Storage & Transport Corp.	93,000	90,819
	Everlight Chemical Industrial Corp.	81,450	75,083
	Everlight Electronics Co. Ltd.	90,000	160,725
	Excel Cell Electronic Co. Ltd.	28,000	25,605
	Excelsior Medical Co. Ltd.	23,673	47,097
	Far Eastern Department Stores Ltd.	193,000	153,445
	Far Eastern International Bank	462,713	174,029
	Far Eastern New Century Corp.	512,000	536,241
#	Faraday Technology Corp.	29,000	210,477
	Farglory F T Z Investment Holding Co. Ltd.	17,000	30,889
	Farglory Land Development Co. Ltd.	67,000	161,921
*	Federal Corp.	75,480	73,013
	Feedback Technology Corp.	8,400	21,417
	Feng Hsin Steel Co. Ltd.	56,000	157,493
	First Insurance Co. Ltd.	37,000	17,697
	First Steamship Co. Ltd.	134,806	62,187
	FIT Holding Co. Ltd.	28,000	33,591

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	FLEXium Interconnect, Inc.	50,000	$173,232
	Flytech Technology Co. Ltd.	12,000	31,441
	Forest Water Environment Engineering Co. Ltd.	12,143	14,888
	Formosa Advanced Technologies Co. Ltd.	27,000	36,774
*	Formosa Laboratories, Inc.	21,322	45,621
	Formosa Optical Technology Co. Ltd.	1,000	2,082
	Formosan Union Chemical	58,179	42,696
	Founding Construction & Development Co. Ltd.	24,000	16,325
	Fu Chun Shin Machinery Manufacture Co. Ltd.	39,195	24,463
	Fulgent Sun International Holding Co. Ltd.	20,000	74,167
*	Fulltech Fiber Glass Corp.	72,720	45,941
	Fwusow Industry Co. Ltd.	37,000	28,081
	Gamania Digital Entertainment Co. Ltd.	15,000	31,188
*	GCS Holdings, Inc.	12,000	21,037
	Gemtek Technology Corp.	73,000	71,931
	General Interface Solution Holding Ltd.	39,000	136,490
	General Plastic Industrial Co. Ltd.	13,000	12,274
	Genmont Biotech, Inc.	14,000	12,041
	Getac Technology Corp.	53,000	99,828
*	Giantplus Technology Co. Ltd.	73,000	30,908
	Gigabyte Technology Co. Ltd.	87,000	353,282
	Gigasolar Materials Corp.	4,000	29,225
*	Gigastorage Corp.	10,209	9,199
	Ginko International Co. Ltd.	8,400	60,970
	Global Brands Manufacture Ltd.	66,240	84,517
	Global Lighting Technologies, Inc.	8,000	23,216
	Globe Union Industrial Corp.	44,000	24,336
	Gloria Material Technology Corp.	88,880	67,884
*	GMI Technology, Inc.	23,100	17,927
	Goldsun Building Materials Co. Ltd.	216,520	200,485
	Grand Fortune Securities Co. Ltd.	34,831	20,051
	Great China Metal Industry	26,000	24,146
	Group Up Industrial Co. Ltd.	5,000	11,767
	GTM Holdings Corp.	21,000	18,896
	HannsTouch Solution, Inc.	85,713	36,706
	Harvatek Corp.	29,000	26,114
	Hey Song Corp.	61,000	76,719
	Highlight Tech Corp.	7,000	10,714
#	Highwealth Construction Corp.	124,400	200,872
	Hiroca Holdings Ltd.	13,000	22,831
	Hitron Technology, Inc.	37,204	28,116
	Hocheng Corp.	56,000	28,708
	Hong Pu Real Estate Development Co. Ltd.	47,000	36,792
	Hong TAI Electric Industrial	39,000	37,188
	Hsin Kuang Steel Co. Ltd.	12,000	25,080
	Hsing TA Cement Co.	21,000	15,916
	Hua Yu Lien Development Co. Ltd.	9,000	16,327
	Huaku Development Co. Ltd.	37,000	121,033
	Huang Hsiang Construction Corp.	29,000	38,107
	Hung Ching Development & Construction Co. Ltd.	33,000	35,515
	Hung Sheng Construction Ltd.	88,352	76,688
	Huxen Corp.	7,000	12,895
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	41,619
	IBF Financial Holdings Co. Ltd.	430,672	246,355
	Ichia Technologies, Inc.	84,000	49,076
	Innolux Corp.	1,734,000	1,043,055
	Inpaq Technology Co. Ltd.	17,000	35,914
	Integrated Service Technology, Inc.	12,000	22,315
	Iron Force Industrial Co. Ltd.	4,000	10,111

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	$24,472
	I-Sunny Construction & Development Co. Ltd.	5,500	15,404
	Jarllytec Co. Ltd.	14,000	26,658
	Jess-Link Products Co. Ltd.	17,250	21,839
#	Jiin Yeeh Ding Enterprise Co. Ltd.	11,000	13,345
	K Laser Technology, Inc.	43,000	31,156
	Kaulin Manufacturing Co. Ltd.	16,000	8,444
	KEE TAI Properties Co. Ltd.	104,000	49,108
	Kenda Rubber Industrial Co. Ltd.	109,200	120,267
#	Kenmec Mechanical Engineering Co. Ltd.	28,000	28,030
	Key Ware Electronics Co. Ltd.	19,893	10,624
	Kindom Development Co. Ltd.	80,300	110,852
	King Chou Marine Technology Co. Ltd.	10,200	12,797
	King Yuan Electronics Co. Ltd.	184,000	264,020
	King’s Town Bank Co. Ltd.	148,000	220,991
*	King’s Town Construction Co. Ltd.	27,000	35,503
	Kinik Co.	11,000	29,912
*	Kinko Optical Co. Ltd.	36,769	39,038
	Kinpo Electronics	263,000	123,046
	Ko Ja Cayman Co. Ltd.	6,000	15,852
	Kung Sing Engineering Corp.	74,426	22,959
	Kuo Toong International Co. Ltd.	40,551	31,279
	Kuo Yang Construction Co. Ltd.	52,183	45,061
	Kwong Lung Enterprise Co. Ltd.	12,000	18,100
	L&K Engineering Co. Ltd.	41,000	43,114
	Lanner Electronics, Inc.	13,000	23,255
	Laser Tek Taiwan Co. Ltd.	9,000	9,699
	Laster Tech Corp. Ltd.	9,000	14,267
*	Lealea Enterprise Co. Ltd.	153,000	63,631
#	LEE CHI Enterprises Co. Ltd.	53,000	47,826
	Lelon Electronics Corp.	18,508	42,644
	Leo Systems, Inc.	13,000	10,550
*	Leofoo Development Co. Ltd.	17,000	11,029
*	Li Cheng Enterprise Co. Ltd.	20,367	14,256
*	Li Peng Enterprise Co. Ltd.	113,000	42,212
*	Lingsen Precision Industries Ltd.	91,000	82,703
	Lite-On Technology Corp.	109,000	240,539
	Long Da Construction & Development Corp.	27,000	19,639
#	Longchen Paper & Packaging Co. Ltd.	142,031	123,102
	Longwell Co.	18,000	36,484
	Lucky Cement Corp.	46,000	19,724
	Lumax International Corp. Ltd.	15,000	38,410
	Lung Yen Life Service Corp.	28,000	45,304
	Macroblock, Inc.	6,000	46,606
#	Macronix International Co. Ltd.	285,000	403,239
	Mayer Steel Pipe Corp.	27,000	29,404
	Meiloon Industrial Co.	17,000	17,111
	Mercuries & Associates Holding Ltd.	57,700	48,088
*	Mercuries Life Insurance Co. Ltd.	253,397	83,571
	Merry Electronics Co. Ltd.	33,704	99,710
	Mildef Crete, Inc.	10,000	21,194
*	MIN AIK Technology Co. Ltd.	44,000	35,062
	Mirle Automation Corp.	31,000	46,662
	MOSA Industrial Corp.	15,000	23,780
	MPI Corp.	14,000	64,710
	Namchow Holdings Co. Ltd.	22,000	38,258
	Nan Pao Resins Chemical Co. Ltd.	8,000	40,056
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	11,203
	Netronix, Inc.	9,000	18,486

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	New Best Wire Industrial Co. Ltd.	10,000	$12,926
*	Newmax Technology Co. Ltd.	16,000	23,721
	Nexcom International Co. Ltd.	26,000	21,814
	Nichidenbo Corp.	15,000	27,223
	Nien Hsing Textile Co. Ltd.	17,000	12,758
	Niko Semiconductor Co. Ltd.	16,000	43,233
	Nishoku Technology, Inc.	5,000	15,209
	Nuvoton Technology Corp.	6,645	30,660
	O-Bank Co. Ltd.	151,375	42,462
	Ocean Plastics Co. Ltd.	35,000	41,655
	OK Biotech Co. Ltd.	17,000	14,156
	OptoTech Corp.	71,551	110,731
*	Oriental Union Chemical Corp.	75,000	64,506
	Pacific Construction Co.	25,000	8,852
	Pacific Hospital Supply Co. Ltd.	9,000	22,552
	Pan German Universal Motors Ltd.	2,000	15,434
	Pegatron Corp.	374,000	915,567
*††	Pharmally International Holding Co. Ltd.	5,000	1,908
	Phison Electronics Corp.	15,000	211,504
	Plotech Co. Ltd.	26,000	23,206
#	Powertech Technology, Inc.	116,000	407,020
#	President Securities Corp.	180,453	147,001
	Primax Electronics Ltd.	69,000	128,060
	Prince Housing & Development Corp.	252,000	120,230
	Promate Electronic Co. Ltd.	21,000	29,324
	Prosperity Dielectrics Co. Ltd.	17,000	33,260
	Qisda Corp.	272,000	303,879
	QST International Corp.	9,000	19,070
	Qualipoly Chemical Corp.	18,900	27,949
	Quang Viet Enterprise Co. Ltd.	10,000	45,332
	Quanta Storage, Inc.	41,000	57,168
	Quintain Steel Co. Ltd.	64,789	47,565
	Radiant Opto-Electronics Corp.	74,000	259,274
	Radium Life Tech Co. Ltd.	148,760	56,289
	Rechi Precision Co. Ltd.	59,000	39,623
	Rich Development Co. Ltd.	133,000	43,808
*	Ritek Corp.	130,724	46,034
*	Roo Hsing Co. Ltd.	97,000	29,474
	Ruentex Development Co. Ltd.	218,400	557,388
	Sampo Corp.	58,800	62,627
	San Fang Chemical Industry Co. Ltd.	33,000	25,651
	San Far Property Ltd.	44,171	24,183
	Sanyang Motor Co. Ltd.	85,000	82,832
	Savior Lifetec Corp.	43,181	31,753
	SCI Pharmtech, Inc.	13,200	37,036
	ScinoPharm Taiwan Ltd.	44,000	39,226
	Senao International Co. Ltd.	22,000	25,214
	Senao Networks, Inc.	4,000	13,414
	Sercomm Corp.	37,000	84,817
	Sesoda Corp.	35,430	39,172
	Shanghai Commercial & Savings Bank Ltd.	485,000	768,077
	Shan-Loong Transportation Co. Ltd.	28,000	35,505
	Sharehope Medicine Co. Ltd.	10,500	10,267
	Shih Her Technologies, Inc.	10,000	25,977
	Shihlin Electric & Engineering Corp.	46,000	86,520
#	Shin Kong Financial Holding Co. Ltd.	2,241,159	789,866
	Shin Ruenn Development Co. Ltd.	11,550	11,339
	Shin Zu Shing Co. Ltd.	25,000	89,688
*	Shining Building Business Co. Ltd.	102,444	40,883

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shinkong Insurance Co. Ltd.	36,000	$59,744
	ShunSin Technology Holding Ltd.	6,000	19,522
*	Shuttle, Inc.	85,000	36,072
	Sigurd Microelectronics Corp.	66,046	139,602
	Simplo Technology Co. Ltd.	27,000	290,880
	Sincere Navigation Corp.	62,830	62,751
	Sinher Technology, Inc.	6,000	9,118
	Sinon Corp.	72,000	63,082
	SinoPac Financial Holdings Co. Ltd.	1,812,000	922,828
	Sinphar Pharmaceutical Co. Ltd.	34,000	35,685
	Sinyi Realty, Inc.	33,000	39,535
#	Siward Crystal Technology Co. Ltd.	49,000	59,279
	Southeast Cement Co. Ltd.	19,000	12,464
	Standard Chemical & Pharmaceutical Co. Ltd.	25,000	34,715
	Sunonwealth Electric Machine Industry Co. Ltd.	25,000	34,667
#	Sunrex Technology Corp.	32,685	51,020
	Sunspring Metal Corp.	37,807	38,266
	Supreme Electronics Co. Ltd.	57,765	93,381
#	Swancor Holding Co. Ltd.	10,000	35,495
	Sweeten Real Estate Development Co. Ltd.	42,768	42,881
	Syncmold Enterprise Corp.	13,000	33,027
	Synmosa Biopharma Corp.	43,715	36,187
	Sysage Technology Co. Ltd.	15,000	20,653
	Systex Corp.	32,000	99,356
	T3EX Global Holdings Corp.	1,181	5,485
#	TA Chen Stainless Pipe	223,196	353,175
	Ta Ya Electric Wire & Cable	116,251	103,561
	TA-I Technology Co. Ltd.	19,000	43,489
*	Tai Tung Communication Co. Ltd.	17,000	10,746
	Taichung Commercial Bank Co. Ltd.	572,293	246,041
	Taiflex Scientific Co. Ltd.	36,460	62,596
	Taimide Tech, Inc.	15,000	22,029
#	Tainan Spinning Co. Ltd.	234,000	191,541
	Taishin Financial Holding Co. Ltd.	1,819,491	1,194,487
	Taisun Enterprise Co. Ltd.	24,000	23,553
#	Taita Chemical Co. Ltd.	71,650	89,451
	Taiwan Business Bank	1,102,412	375,036
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	21,444
	Taiwan Cogeneration Corp.	69,000	94,932
	Taiwan Fertilizer Co. Ltd.	134,000	327,691
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	34,463
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	56,774
	Taiwan Hon Chuan Enterprise Co. Ltd.	49,000	114,806
*	Taiwan Land Development Corp.	129,466	15,815
	Taiwan Line Tek Electronic	10,000	11,138
	Taiwan Navigation Co. Ltd.	35,000	44,327
	Taiwan PCB Techvest Co. Ltd.	48,000	81,069
	Taiwan Sanyo Electric Co. Ltd.	27,000	33,595
	Taiwan Shin Kong Security Co. Ltd.	37,000	51,367
	Taiwan Styrene Monomer	85,000	55,516
*	Taiwan TEA Corp.	133,000	99,850
	Taiyen Biotech Co. Ltd.	28,000	33,185
#*	Tatung Co. Ltd.	190,000	235,285
	TBI Motion Technology Co. Ltd.	12,000	20,810
	Test Rite International Co. Ltd.	44,000	38,306
#	Tex-Ray Industrial Co. Ltd.	25,000	12,499
	Thye Ming Industrial Co. Ltd.	25,000	29,521
	Ton Yi Industrial Corp.	170,000	79,697
	Tong Hsing Electronic Industries Ltd.	13,000	123,809

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tong Yang Industry Co. Ltd.	62,000	$75,383
*	Tong-Tai Machine & Tool Co. Ltd.	27,000	15,559
	Top Union Electronics Corp.	17,586	12,249
	Topco Technologies Corp.	8,999	25,465
	Toung Loong Textile Manufacturing	27,000	34,465
	TPK Holding Co. Ltd.	59,000	90,248
	Transcend Information, Inc.	30,000	72,911
	Tripod Technology Corp.	71,000	300,720
	Tsann Kuen Enterprise Co. Ltd.	20,000	30,469
	TSRC Corp.	98,000	113,048
	TST Group Holding Ltd.	4,000	19,977
	Tung Ho Steel Enterprise Corp.	157,000	228,211
	Tung Ho Textile Co. Ltd.	29,000	18,378
	TYC Brother Industrial Co. Ltd.	42,000	30,174
*	Tycoons Group Enterprise	40,000	20,199
	Tyntek Corp.	63,000	59,466
	UDE Corp.	10,000	17,613
	U-Ming Marine Transport Corp.	20,000	37,929
*	Union Bank Of Taiwan	293,355	124,531
	Unitech Computer Co. Ltd.	20,000	27,504
*	Unitech Printed Circuit Board Corp.	70,000	45,657
	United Orthopedic Corp.	10,000	10,574
††	Unity Opto Technology Co. Ltd.	91,000	2,528
	Universal Cement Corp.	76,277	56,554
	Universal, Inc.	12,000	17,721
	Unizyx Holding Corp.	64,000	71,877
#	UPC Technology Corp.	175,664	146,153
	USI Corp.	180,091	223,085
*	Usun Technology Co. Ltd.	8,000	10,008
	Utechzone Co. Ltd.	11,000	25,279
	Ve Wong Corp.	16,000	18,779
	Waffer Technology Corp.	19,000	13,200
	Wah Hong Industrial Corp.	15,000	15,178
	Wah Lee Industrial Corp.	34,680	106,239
	Walsin Lihwa Corp.	517,000	482,956
#	Walsin Technology Corp.	48,000	261,313
	Walton Advanced Engineering, Inc.	33,000	20,336
	We & Win Development Co. Ltd.	49,000	17,172
	Wei Chuan Foods Corp.	51,000	41,948
	Weikeng Industrial Co. Ltd.	71,661	71,960
	Well Shin Technology Co. Ltd.	18,000	31,198
	Winbond Electronics Corp.	540,363	512,341
	Wistron Corp.	505,841	531,614
	Wistron NeWeb Corp.	45,040	125,754
#	Wonderful Hi-Tech Co. Ltd.	7,392	6,113
	WPG Holdings Ltd.	235,000	439,008
	WT Microelectronics Co. Ltd.	70,207	158,627
	XAC Automation Corp.	19,000	17,278
	Xxentria Technology Materials Corp.	26,000	63,206
	Ya Horng Electronic Co. Ltd.	9,000	13,642
	YC INOX Co. Ltd.	53,396	60,563
	Yea Shin International Development Co. Ltd.	29,632	22,424
#	Yem Chio Co. Ltd.	92,350	50,509
	Yeong Guan Energy Technology Group Co. Ltd.	18,766	43,290
	YFC-Boneagle Electric Co. Ltd.	15,000	12,885
	YFY, Inc.	280,000	322,795
	Yi Jinn Industrial Co. Ltd.	34,200	21,268
*	Yieh Phui Enterprise Co. Ltd.	53,000	47,352
	YONGGU Group, Inc.	8,000	18,222

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Youngtek Electronics Corp.	24,000	$73,069
	Yuanta Futures Co. Ltd.	11,280	19,899
	Yulon Finance Corp.	11,860	71,957
	Yulon Motor Co. Ltd.	105,000	155,694
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	33,902
	YungShin Global Holding Corp.	29,000	45,393
	Zeng Hsing Industrial Co. Ltd.	9,000	49,378
	Zenitron Corp.	27,000	27,984
	Zero One Technology Co. Ltd.	22,000	36,525
	Zhen Ding Technology Holding Ltd.	118,000	408,636
	Zhong Yang Technology Co. Ltd.	12,000	21,235
	Zig Sheng Industrial Co. Ltd.	79,000	48,645
*	Zinwell Corp.	64,000	45,393
	Zippy Technology Corp.	9,000	13,063
	ZongTai Real Estate Development Co. Ltd.	24,300	33,914

TOTAL TAIWAN			40,859,075

THAILAND — (0.7%)
	2S Metal PCL	62,600	11,508
	AAPICO Hitech PCL	39,160	25,019
	Advanced Information Technology PCL, Class F	22,400	29,702
	AJ Plast PCL	46,500	26,766
	Allianz Ayudhya Capital PCL	11,000	12,680
	Amata Corp. PCL	144,200	88,651
*	Ananda Development PCL	334,800	15,942
	AP Thailand PCL	365,700	97,535
	Asia Plus Group Holdings PCL	204,100	22,389
	Asian Insulators PCL	77,450	18,089
	Bangchak Corp. PCL	168,300	139,479
	Bangkok Insurance PCL	16,100	135,369
	Bangkok Land PCL	2,507,300	83,117
	Bangkok Life Assurance PCL	72,200	64,731
	Banpu PCL	809,866	278,233
*	Better World Green PCL	1,033,000	25,527
	Cal-Comp Electronics Thailand PCL, Class F	738,383	58,301
	CH Karnchang PCL	207,800	136,519
	CIMB Thai Bank PCL	1,716,700	46,562
*	Country Group Development PCL	992,900	15,560
*	Dhipaya Group Holdings PCL	79,000	98,207
	Eastern Power Group PCL	115,900	21,306
	Eastern Water Resources Development & Management PCL, Class F	105,500	32,112
*	Erawan Group PCL	789,480	77,562
*	Esso Thailand PCL	136,300	32,655
	Frasers Property Thailand PCL	25,000	9,192
*	G J Steel PCL	998,200	11,431
	GFPT PCL	144,700	50,584
	Global Green Chemicals PCL, Class F	86,200	32,732
	Gunkul Engineering PCL	328,800	53,508
	Haad Thip PCL	20,200	22,980
	Ichitan Group PCL	73,700	24,209
	Interlink Communication PCL	48,000	13,308
	IRPC PCL	1,937,600	251,087
*	Italian-Thai Development PCL	779,000	54,934
	JKN Global Media PCL	44,500	11,868
	Kang Yong Electric PCL	1,100	12,498
	KGI Securities Thailand PCL	265,900	52,887
*	Khon Kaen Sugar Industry PCL	362,960	42,222
	Kiatnakin Phatra Bank PCL	38,600	69,796
	Lalin Property PCL	107,600	30,157

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Lam Soon Thailand PCL	56,200	$9,400
	Lanna Resources PCL	28,000	17,045
	LH Financial Group PCL	450,900	19,975
*	Loxley PCL	479,200	39,569
	LPN Development PCL	298,200	44,754
*	MBK PCL	204,517	86,288
	MC Group PCL	100,600	28,650
	MCS Steel PCL	67,100	29,321
	Millcon Steel PCL	225,621	9,859
	Namyong Terminal PCL	91,000	11,189
*	Nawarat Patanakarn PCL	340,100	10,762
	Noble Development PCL	70,800	13,975
	Origin Property PCL, Class F	149,500	50,911
*	Platinum Group PCL, Class F	124,000	12,182
	Polyplex Thailand PCL	85,200	62,650
*	Power Solution Technologies PCL, Class F	161,200	12,728
	Praram 9 Hospital PCL	69,800	23,770
	Prima Marine PCL	195,700	38,335
	Property Perfect PCL	2,370,530	32,862
	Pruksa Holding PCL	66,100	27,490
	Quality Houses PCL	1,180,400	81,818
*	Raimon Land PCL	515,800	15,078
	Rojana Industrial Park PCL	220,300	45,809
*	Samart Corp. PCL	178,900	33,966
	Sansiri PCL	2,197,100	83,428
	SC Asset Corp. PCL	339,100	36,585
	SEAFCO PCL	147,500	20,181
	Sena Development PCL	196,116	24,232
	Siam City Cement PCL	13,900	71,003
	Siamgas & Petrochemicals PCL	167,600	72,732
*	Singha Estate PCL	546,200	33,250
	Sino-Thai Engineering & Construction PCL	168,000	69,868
	SNC Former PCL	53,600	22,776
	Somboon Advance Technology PCL	57,400	35,461
	SPCG PCL	112,000	60,080
	Sri Trang Agro-Industry PCL	144,400	141,430
*	Srithai Superware PCL	235,400	9,932
*	Star Petroleum Refining PCL	216,400	68,476
	Supalai PCL	252,825	178,290
	Super Energy Corp. PCL	2,470,900	72,230
	Syntec Construction PCL	380,800	22,263
*	Tata Steel Thailand PCL	749,600	37,500
	Thai Oil PCL	193,300	324,764
	Thai Reinsurance PCL	428,800	16,799
*	Thai Rubber Latex Group PCL	145,680	11,151
	Thai Stanley Electric PCL, Class F	8,458	44,989
	Thai Union Group PCL, Class F	417,800	263,151
	Thai Wah PCL, Class F	75,200	12,578
	Thaifoods Group PCL	153,700	20,288
	Thanachart Capital PCL	68,400	72,662
	Thoresen Thai Agencies PCL	261,800	91,520
	Tipco Asphalt PCL	92,300	50,903
	Tisco Financial Group PCL	23,100	64,220
	TKS Technologies PCL	42,400	15,717
	TPI Polene PCL	1,534,100	79,057
	TPI Polene Power PCL	340,700	43,534
*	U City PCL, Class F	545,400	29,421
*	Unique Engineering & Construction PCL	138,400	27,945
	Univanich Palm Oil PCL	46,900	11,872

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Univentures PCL	165,100	$20,300
	Vinythai PCL	88,700	101,578
	WHA Corp. PCL	1,248,700	127,194
	Workpoint Entertainment PCL	70,000	47,676

TOTAL THAILAND			5,632,336

TURKEY — (0.2%)
	Aksa Akrilik Kimya Sanayii AS	33,356	81,928
*	Aksa Enerji Uretim AS, Class B	48,242	38,113
	Alarko Holding AS	33,735	33,363
*	Albaraka Turk Katilim Bankasi AS	87,437	16,155
	Anadolu Anonim Turk Sigorta Sirketi	39,175	24,240
	Anadolu Efes Biracilik Ve Malt Sanayii AS	21,398	49,242
	Aygaz AS	20,460	38,839
*	Bera Holding AS	122,261	121,114
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,716	24,526
*	Cimsa Cimento Sanayi VE Ticaret AS	16,339	53,159
	Coca-Cola Icecek AS	10,349	91,422
*	Global Yatirim Holding AS	47,710	9,241
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	50,203	33,884
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	133,401
*	Kordsa Teknik Tekstil AS	15,368	44,146
*	Koza Altin Isletmeleri AS	3,703	41,162
*	Petkim Petrokimya Holding AS	146,264	99,440
*	Sekerbank Turk AS	212,367	22,228
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	24,464	22,667
*	TAV Havalimanlari Holding AS	16,994	46,882
	Tekfen Holding AS	28,128	44,199
*	Turk Hava Yollari AO	38,874	59,246
*	Turkiye Halk Bankasi AS	87,541	40,338
	Turkiye Sise ve Cam Fabrikalari AS	33,888	30,483
	Ulker Biskuvi Sanayi AS	13,919	29,243
	Vestel Elektronik Sanayi ve Ticaret AS	13,751	36,569
*	Zorlu Enerji Elektrik Uretim AS	97,902	16,653

TOTAL TURKEY			1,281,883

UNITED ARAB EMIRATES — (0.2%)
*	Air Arabia PJSC	306,596	116,267
*	Ajman Bank PJSC	165,363	31,413
	Aldar Properties PJSC	239,389	263,398
*	DAMAC Properties Dubai Co. PJSC	198,981	67,855
	Dana Gas PJSC	100,173	28,206
*	Deyaar Development PJSC	556,563	45,103
*	Dubai Financial Market PJSC	217,784	60,488
	Dubai Investments PJSC	396,632	183,984
*	Emaar Development PJSC	32,034	34,175
	Emaar Properties PJSC	576,818	631,460
	Islamic Arab Insurance Co.	81,968	16,754
*	Manazel PJSC	339,566	50,892
*	RAK Properties PJSC	230,019	45,953
	Ras Al Khaimah Ceramics	34,386	25,725
*	Union Properties PJSC	502,430	36,018

TOTAL UNITED ARAB EMIRATES			1,637,691

UNITED KINGDOM — (9.1%)
	Abrdn Plc	472,098	1,641,058
*	Accsys Technologies PLC	9,849	20,709
	Advanced Medical Solutions Group PLC	50,208	223,917

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	AG Barr PLC	20,503	$139,050
	Airtel Africa PLC	216,948	325,252
	Alliance Pharma PLC	116,935	164,389
*	Allied Minds PLC	19,783	6,219
	Anglo-Eastern Plantations PLC	6,082	63,300
*	Ascential PLC	85,178	470,343
	Ashmore Group PLC	61,995	286,438
	Avon Protection PLC	6,639	176,416
*	Babcock International Group PLC	115,955	506,398
	Bakkavor Group PLC	26,960	46,477
	Balfour Beatty PLC	170,959	594,358
	Bank of Georgia Group PLC	8,653	179,570
	Barratt Developments PLC	163,164	1,481,215
*	Beazley PLC	106,552	566,740
	Begbies Traynor Group PLC	30,790	60,987
	Bellway PLC	38,125	1,729,879
	Berkeley Group Holdings PLC	25,424	1,516,492
*	Biffa PLC	74,341	406,513
	Bloomsbury Publishing PLC	25,046	123,719
	Bodycote PLC	49,089	537,691
	Braemar Shipping Services PLC	4,667	16,022
	Breedon Group PLC	10,731	14,398
	Brewin Dolphin Holdings PLC	61,403	316,465
	Brooks Macdonald Group PLC	342	13,063
*	Bytes Technology Group PLC	4,002	29,078
*	C&C Group PLC	149,452	528,942
	Cairn Energy PLC	87,321	218,008
*	Card Factory PLC	76,704	49,614
	CareTech Holdings PLC	19,886	169,461
	Carr’s Group PLC	11,580	23,220
	Castings PLC	4,281	21,083
	Centamin PLC	271,659	347,077
	Centaur Media PLC	16,082	12,104
	Central Asia Metals PLC	43,661	146,345
*	Centrica PLC	1,273,240	1,051,042
	Chemring Group PLC	75,743	302,018
	Chesnara PLC	41,632	164,259
*	Cineworld Group PLC	109,131	91,389
	Clarkson PLC	7,758	425,146
	Clinigen Group PLC	18,024	151,327
	Close Brothers Group PLC	43,721	861,241
	CMC Markets PLC	33,242	114,212
	CNH Industrial NV	130	2,223
	Coats Group PLC	77,440	68,340
	ConvaTec Group PLC	74,182	217,073
*	Costain Group PLC	49,233	36,026
*	Countryside Properties PLC	95,976	617,811
	Cranswick PLC	11,788	557,118
	Crest Nicholson Holdings PLC	59,132	288,611
	Currys PLC	275,715	458,446
	Daily Mail & General Trust PLC, Class A	40,319	572,261
*	DFS Furniture PLC	59,384	221,679
*	Dialight PLC	7,087	33,633
	Direct Line Insurance Group PLC	318,182	1,271,743
	DiscoverIE Group PLC	17,330	248,237
	Diversified Energy Co. PLC	155,630	245,850
	Drax Group PLC	112,465	817,938
	DS Smith PLC	320,646	1,682,004
*	Elementis PLC	106,445	202,927

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Energean PLC	9,183	$112,840
*	EnQuest PLC	330,096	108,558
	Epwin Group PLC	23,438	35,814
*	Equiniti Group PLC	83,498	203,873
*	Esken Ltd.	50,682	9,356
	Essentra PLC	58,841	234,352
	Euromoney Institutional Investor PLC	26,321	376,476
	Ferrexpo PLC	92,224	393,418
	Fintel PLC	1,018	3,081
*	Firstgroup PLC	344,809	474,069
*	Flowtech Fluidpower PLC	7,489	13,779
	Forterra PLC	47,030	166,726
	Foxtons Group PLC	71,351	45,949
*	Frasers Group PLC	49,289	434,462
	Fresnillo PLC	22,107	260,167
*	Fuller Smith & Turner PLC, Class A	8,848	82,203
	Galliford Try Holdings PLC	4,205	11,535
	Gem Diamonds Ltd.	32,180	23,783
	Genel Energy PLC	28,175	58,145
	Genuit Group PLC	33,632	305,164
*	Georgia Capital PLC	9,497	78,507
*	Go-Ahead Group PLC	8,958	96,478
	Gooch & Housego PLC	3,061	50,332
	Goodwin PLC	579	29,024
	Grafton Group PLC	68,236	1,253,325
	Grainger PLC	186,051	782,501
*	Greencore Group PLC	105,774	187,022
	Gulf Keystone Petroleum Ltd.	67,566	183,529
*	Gym Group PLC	40,623	143,604
	H&T Group PLC	10,598	39,585
	Halfords Group PLC	47,268	172,253
*	Harbour Energy PLC	7,388	35,360
	Hargreaves Services PLC	7,040	40,474
	Harworth Group PLC	28,991	67,227
	Hays PLC	218,565	495,323
	Headlam Group PLC	22,372	139,169
	Helical PLC	30,429	191,793
	Henry Boot PLC	19,676	75,516
	Hiscox Ltd.	59,066	672,017
	Hochschild Mining PLC	65,061	126,833
*	Hostelworld Group PLC	20,713	20,419
*	HSS Hire Group PLC	29,170	7,185
	Hunting PLC	32,085	74,256
*	Hyve Group PLC	21,446	31,907
	Ibstock PLC	99,581	271,974
	Inchcape PLC	93,532	1,055,657
*	Informa PLC	103,187	734,066
	Investec PLC	77,243	349,831
	iomart Group PLC	23,351	46,771
*	IQE PLC	178,433	114,524
	J Sainsbury PLC	413,448	1,693,425
*	James Fisher & Sons PLC	11,400	63,986
*	John Menzies PLC	6,811	27,763
*	John Wood Group PLC	155,195	452,556
*	Johnson Service Group PLC	96,769	176,108
*	Joules Group PLC	8,474	23,220
	Jupiter Fund Management PLC	110,370	378,024
*	Just Group PLC	271,885	340,184
	Keller Group PLC	20,765	261,486

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Kier Group PLC	62,148	$90,601
*	Kin & Carta PLC	11,522	42,112
	Kingfisher PLC	9,787	44,918
*	Lamprell PLC	63,868	35,893
	Lancashire Holdings Ltd.	61,043	421,328
*	Lookers PLC	90,333	78,927
	LSL Property Services PLC	23,302	140,553
	Macfarlane Group PLC	36,009	64,482
	Man Group PLC	421,779	1,339,661
*	Marks & Spencer Group PLC	468,865	1,178,607
*	Marston’s PLC	187,638	203,920
*	McBride PLC	34,187	32,687
	Mears Group PLC	23,753	64,412
*	Mediclinic International PLC	74,411	340,454
*	Meggitt PLC	160,054	1,643,244
	Melrose Industries PLC	822,434	1,774,439
*	Metro Bank PLC	8,823	12,804
	Micro Focus International PLC	38,100	186,705
*	Mitchells & Butlers PLC	84,901	294,467
*	Mitie Group PLC	341,412	306,789
	MJ Gleeson PLC	11,285	117,889
	Morgan Sindall Group PLC	9,923	307,429
	Morses Club PLC	13,146	11,065
	MP Evans Group PLC	5,027	59,589
*	N Brown Group PLC	41,484	24,587
*	National Express Group PLC	112,028	350,563
	NCC Group PLC	55,476	188,599
	Norcros PLC	20,895	95,094
	Numis Corp. PLC	19,015	87,514
	Pan African Resources PLC	382,281	90,505
	Pearson PLC	59,614	490,541
	Pearson PLC, Sponsored ADR	121,605	1,006,889
*	Pendragon PLC	250,558	63,028
*	Petrofac Ltd.	72,993	129,279
	Petrofac Ltd.	18,248	3,621
*	Petropavlovsk PLC	772,464	250,292
	Pets at Home Group PLC	141,097	931,090
*	Pharos Energy PLC	29,155	7,985
	Phoenix Group Holdings PLC	119,021	1,068,633
*	Photo-Me International PLC	60,177	54,397
*	Playtech PLC	60,543	575,998
	Porvair PLC	4,852	45,730
*	PPHE Hotel Group Ltd.	860	16,405
	Premier Foods PLC	195,519	293,462
	PZ Cussons PLC	61,694	181,249
	QinetiQ Group PLC	155,098	572,303
*	Rank Group PLC	44,743	100,551
	Reach PLC	91,064	394,932
	Redcentric PLC	20,006	34,298
	Redde Northgate PLC	42,902	233,389
	Redrow PLC	73,870	650,410
*	Renewi PLC	15,767	152,438
*	Restaurant Group PLC	147,129	177,458
	RHI Magnesita NV	3,738	171,781
	Ricardo PLC	12,954	74,556
	River & Mercantile Group PLC	3,528	13,718
	Robert Walters PLC	4,774	55,559
*	Rockhopper Exploration PLC	89,812	7,051
	Royal Mail PLC	180,633	1,041,317

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RPS Group PLC	78,941	$136,289
	RWS Holdings PLC	24,988	212,234
	Sabre Insurance Group PLC	42,613	114,144
*	Saga PLC	19,284	82,063
	Savills PLC	22,452	436,671
	ScS Group PLC	5,583	19,585
*	Senior PLC	76,968	168,991
	Serco Group PLC	162,653	280,969
	Serica Energy PLC	42,455	119,622
	Severfield PLC	81,727	80,125
*	SIG PLC	133,911	95,107
	Smart Metering Systems PLC	26,402	294,417
	Spectris PLC	18,683	961,280
	Speedy Hire PLC	156,008	135,976
*	Spire Healthcare Group PLC	59,487	191,842
*	SSP Group PLC	537	1,892
	Stock Spirits Group PLC	45,455	232,960
	Stolt-Nielsen Ltd.	4,606	71,040
*	Studio Retail Group PLC	11,240	39,723
*	Superdry PLC	9,933	39,349
	Synthomer PLC	33,943	235,243
	Tate & Lyle PLC	93,562	829,032
	Taylor Wimpey PLC	724,219	1,532,309
	TBC Bank Group PLC	7,305	156,709
	TClarke PLC	15,910	35,022
*	Ted Baker PLC	46,242	85,374
	TI Fluid Systems PLC, Class B	30,017	108,761
*	TORM PLC, Class A	6,338	51,721
	TP ICAP Group PLC	192,022	407,783
	Travis Perkins PLC	58,090	1,228,082
*	Tremor International Ltd.	4,086	38,034
	Trifast PLC	39,373	72,572
	TT Electronics PLC	49,193	171,479
	Tyman PLC	46,048	235,125
*	U & I Group PLC	37,908	44,643
	Ultra Electronics Holdings PLC	6,561	290,729
*	Vertu Motors PLC	98,743	82,876
	Vesuvius PLC	61,001	393,320
*	Virgin Money UK PLC	306,654	851,979
	Vistry Group PLC	69,728	1,167,645
	Vitec Group PLC	1,835	36,058
	Vivo Energy PLC	102,718	148,572
	Volution Group PLC	37,985	256,175
	Vp PLC	3,924	54,003
	Watkin Jones PLC	34,139	112,623
	Weir Group PLC	46,588	1,105,102
	Wickes Group PLC	65,091	191,550
*	Xaar PLC	19,705	46,501
*	Young & Co’s Brewery PLC	3,177	36,556
*	Young & Co’s Brewery PLC, Class A	6,225	126,542
	Zotefoams PLC	9,636	47,605

TOTAL UNITED KINGDOM			70,533,729

UNITED STATES — (0.0%)
	Ovintiv, Inc.	2,618	98,217

TOTAL COMMON STOCKS			764,186,542

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
Catapult Group International Ltd.	2,945	$3,921

BRAZIL — (0.1%)
Banco ABC Brasil SA	18,556	49,943
Banco do Estado do Rio Grande do Sul SA Class B	52,300	100,915
Banco Pan SA	32,265	75,977
Cia Ferro Ligas da Bahia - FERBASA	9,400	78,947
Eucatex SA Industria e Comercio	14,000	19,746
Grazziotin SA	1,600	12,803
Marcopolo SA	118,273	54,277
Randon SA Implementos e Participacoes	53,554	96,408
Schulz SA	14,100	20,611
Unipar Carbocloro SA Class B	11,184	147,969
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	84,000	197,208

TOTAL BRAZIL		854,804

COLOMBIA — (0.0%)
Grupo de Inversiones Suramericana SA	16,078	80,652

GERMANY — (0.3%)
Biotest AG	2,716	131,409
Draegerwerk AG & Co. KGaA	2,639	207,925
FUCHS PETROLUB SE	15,037	721,186
Jungheinrich AG	12,365	627,061
Schaeffler AG	16,013	127,242
Sixt SE	4,018	398,100
STO SE & Co. KGaA	618	139,098
Villeroy & Boch AG	889	24,636

TOTAL GERMANY		2,376,657

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	22,520	19,673

SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	243	33,031

THAILAND — (0.0%)
* U City PCL	1,636,200	56,706

TOTAL PREFERRED STOCKS		3,425,444

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Decmil Group Ltd. Warrants 09/15/22	327	0

AUSTRIA — (0.0%)
* Porr AG Rights 11/03/21	2,752	449

BRAZIL — (0.0%)
* Ultrapar Participacoes SA Rights 11/03/21	7,339	0

CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	3,445	25,832

CHILE — (0.0%)
* Itau CorpBanca Chile SA Rights Exp 10/26/21	810	0

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	2,669	$0

NEW ZEALAND — (0.0%)
*	Arvida Group Ltd. Rights 11/08/21	12,366	1,329

PORTUGAL — (0.0%)
*	Ibersol SGPS SA Rights 11/12/21	1,667	578

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	196,236	0

SOUTH KOREA — (0.0%)
*	Dong Bang Transport Logistics Rights 12/07/21	1,552	1,009
*	Haesung Industrial Rights Exp 11/12/2021	46	278

TOTAL SOUTH KOREA			1,287

SPAIN — (0.0%)
*	Miquel y Costas & Miquel SA Rights 11/01/21	2,572	12,952

TAIWAN — (0.0%)
*	CoreMax Corp. Rights Exp 10/21/21	121	356
*	Eva Airways Corp. Rights Exp 10/01/21	7,867	0
*	Ta Ya Electric Wire & Cable Rights 11/10/21	4,247	573

TOTAL TAIWAN			929

THAILAND — (0.0%)
*	Banpu PCL 10/01/22	202,466	31,423
*	Banpu PCL 10/01/23	202,466	20,624
*	MBK PCL Warrants 10/27/22	8,181	2,712
*	Thai Rubber Latex Group PCL	24,280	468

TOTAL THAILAND			55,227

TOTAL RIGHTS/WARRANTS			98,583

TOTAL INVESTMENT SECURITIES (Cost $676,407,653)			767,710,569

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	443,814	5,134,932

TOTAL INVESTMENTS — (100.0%) (Cost $681,541,575)			$772,845,501

As of October 31, 2021, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	12/17/21	$1,562,741	$1,608,950	$46,209

Total Futures Contracts			$1,562,741	$1,608,950	$46,209

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$38,101,557	—	$38,101,557
Austria	—	6,833,762	—	6,833,762
Belgium	$241,068	8,407,097	—	8,648,165
Brazil	7,352,025	—	—	7,352,025
Canada	56,898,445	118,019	—	57,016,464
Chile	3,105	813,358	—	816,463
China	2,250,033	57,432,324	$857,665	60,540,022
Colombia	304,870	—	—	304,870
Denmark	—	15,555,215	—	15,555,215
Finland	—	12,823,232	—	12,823,232
France	—	33,516,525	—	33,516,525
Germany	571,526	35,950,202	—	36,521,728
Greece	—	924,680	—	924,680
Hong Kong	258,081	13,562,738	25,162	13,845,981
Hungary	—	9,822	—	9,822
India	23,762	31,147,294	188	31,171,244
Indonesia	—	3,871,972	19,485	3,891,457
Ireland	—	3,704,703	—	3,704,703
Israel	409,836	7,958,639	—	8,368,475
Italy	789,068	20,074,459	—	20,863,527
Japan	720,515	118,551,283	—	119,271,798
Malaysia	—	3,689,742	—	3,689,742
Mexico	4,304,332	89,571	—	4,393,903
Netherlands	586,149	13,953,445	—	14,539,594
New Zealand	—	3,010,910	—	3,010,910
Norway	—	5,808,156	—	5,808,156
Philippines	—	1,420,218	—	1,420,218
Poland	—	2,737,875	—	2,737,875
Portugal	—	2,501,583	—	2,501,583
Qatar	—	1,356,734	—	1,356,734
Russia	1,488,661	279,611	—	1,768,272
Saudi Arabia	—	6,256,569	—	6,256,569
Singapore	—	4,480,771	25,463	4,506,234
South Africa	226,692	9,723,930	—	9,950,622
South Korea	—	37,383,062	26,670	37,409,732
Spain	—	10,323,216	—	10,323,216
Sweden	84,991	19,609,006	—	19,693,997
Switzerland	215,815	34,478,724	—	34,694,539
Taiwan	—	40,854,639	4,436	40,859,075
Thailand	5,632,336	—	—	5,632,336
Turkey	—	1,281,883	—	1,281,883
United Arab Emirates	—	1,637,691	—	1,637,691
United Kingdom	1,006,889	69,526,840	—	70,533,729
United States	98,217	—	—	98,217
Preferred Stocks
Australia	—	3,921	—	3,921
Brazil	854,804	—	—	854,804
Colombia	80,652	—	—	80,652
Germany	—	2,376,657	—	2,376,657
Philippines	—	19,673	—	19,673
South Korea	—	33,031	—	33,031
Thailand	56,706	—	—	56,706
Rights/Warrants
Austria	—	449	—	449
Canada	—	25,832	—	25,832

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
New Zealand	—	$1,329	—		$1,329
Portugal	—	578	—		578
South Korea	—	1,287	—		1,287
Spain	—	12,952	—		12,952
Taiwan	—	929	—		929
Thailand	—	55,227	—		55,227
Securities Lending Collateral	—	5,134,932	—		5,134,932
Futures Contracts**	$46,209	—	—		46,209

TOTAL	$84,504,787	$687,427,854	$959,069	^	$772,891,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.2%)
*	A2B Australia Ltd.	61,896	$62,058
	Accent Group Ltd.	105,492	197,513
	Adairs Ltd.	81,527	227,544
	Adbri Ltd.	147,407	331,807
*	Afterpay Ltd.	1,146	106,165
	AGL Energy Ltd.	61,163	263,773
*	Ainsworth Game Technology Ltd.	68,629	69,869
*	Alkane Resources Ltd.	90,017	60,384
*	Alliance Aviation Services Ltd.	11,891	33,407
	ALS Ltd.	116,794	1,171,419
	Altium Ltd.	33,183	924,367
	Alumina Ltd.	242,873	367,059
#*	AMA Group Ltd.	138,426	50,860
*	AMP Ltd.	1,014,346	829,887
	Ampol Ltd.	59,726	1,381,538
	Ansell Ltd.	27,424	656,603
	APA Group	108,035	670,319
	Appen Ltd.	9,531	77,664
*	Arafura Resources Ltd.	21,571	3,598
	ARB Corp. Ltd.	19,985	736,064
#*	Ardent Leisure Group Ltd.	111,234	125,743
	Aristocrat Leisure Ltd.	66,921	2,373,468
	ASX Ltd.	4,901	308,213
	Atlas Arteria Ltd.	113,300	532,470
	AUB Group Ltd.	7,273	119,869
*	Aurelia Metals Ltd.	371,492	105,672
	Aurizon Holdings Ltd.	530,339	1,352,079
	AusNet Services Ltd.	190,189	353,685
	Austal Ltd.	104,574	148,630
	Australia & New Zealand Banking Group Ltd.	199,536	4,246,220
*	Australian Agricultural Co. Ltd.	61,076	72,654
	Australian Ethical Investment Ltd.	11,755	121,474
	Australian Finance Group Ltd.	51,890	103,134
	Australian Pharmaceutical Industries Ltd.	206,019	234,001
#*	Australian Strategic Materials Ltd.	20,052	161,128
	Auswide Bank Ltd.	6,130	31,649
	Baby Bunting Group Ltd.	30,773	137,145
	Bank of Queensland Ltd.	230,570	1,535,118
	Bapcor Ltd.	102,141	616,078
	Base Resources Ltd.	56,903	13,059
#	Beach Energy Ltd.	858,441	901,797
	Beacon Lighting Group Ltd.	18,860	31,069
	Bega Cheese Ltd.	93,777	384,108
	Bell Financial Group Ltd.	18,940	26,026
	Bendigo & Adelaide Bank Ltd.	143,977	1,008,401
#	BHP Group Ltd.	352,621	9,685,435
#	BHP Group Ltd., Sponsored ADR	13,830	758,437
	Blackmores Ltd.	2,461	175,646
*††	Blue Sky Alternative Investments Ltd.	5,525	0
	BlueScope Steel Ltd.	156,292	2,442,235
	Brambles Ltd.	118,372	898,052
	Bravura Solutions Ltd.	50,218	105,788
	Breville Group Ltd.	31,302	696,715
	Brickworks Ltd.	27,903	500,762
	BWX Ltd.	31,197	109,663
*	Byron Energy Ltd.	59,304	6,263
	Capitol Health Ltd.	106,976	27,291

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Cardno Ltd.	70,457	$80,675
	Carsales.com Ltd.	65,128	1,218,815
	Cash Converters International Ltd.	184,747	40,439
	Cedar Woods Properties Ltd.	24,019	108,205
	Challenger Ltd.	184,675	970,066
*	Champion Iron Ltd.	26,421	88,253
	CIMIC Group Ltd.	6,319	95,220
*	City Chic Collective Ltd.	26,152	122,380
	Class Ltd.	19,682	43,298
	Cleanaway Waste Management Ltd.	611,584	1,243,813
	Clinuvel Pharmaceuticals Ltd.	5,525	161,906
#	Clover Corp. Ltd.	24,457	29,545
	Cochlear Ltd.	5,187	867,588
	Codan Ltd.	54,165	413,034
	Coles Group Ltd.	132,804	1,721,004
*	Collection House Ltd.	64,782	7,816
	Collins Foods Ltd.	70,593	685,360
	Commonwealth Bank of Australia	87,813	6,960,251
	Computershare Ltd.	115,812	1,647,932
#*	Cooper Energy Ltd.	474,722	103,743
*	Corporate Travel Management Ltd.	14,296	264,867
	Costa Group Holdings Ltd.	162,998	360,401
	Credit Corp. Group Ltd.	10,035	238,710
*	Crown Resorts Ltd.	75,054	565,757
	CSL Ltd.	28,867	6,568,405
	CSR Ltd.	273,453	1,227,584
	Data#3 Ltd.	37,256	159,662
*	Decmil Group Ltd.	55,934	13,294
	Deterra Royalties Ltd.	82,122	241,555
#	Dicker Data Ltd.	8,078	91,597
	Domain Holdings Australia Ltd.	31,602	137,270
	Domino’s Pizza Enterprises Ltd.	18,521	1,899,848
	Downer EDI Ltd.	307,376	1,469,611
	Eagers Automotive Ltd.	48,592	545,943
#*	Eclipx Group Ltd.	141,679	267,332
	Elanor Investor Group	19,470	31,515
	Elders Ltd.	42,720	388,098
	Emeco Holdings Ltd.	84,755	70,530
	Endeavour Group Ltd.	85,461	439,139
	EQT Holdings Ltd.	2,688	57,134
	Estia Health Ltd.	97,068	153,502
*	EVENT Hospitality & Entertainment Ltd.	26,649	329,879
#	Evolution Mining Ltd.	513,751	1,394,803
	FAR Ltd.	10,636	6,575
	Fleetwood Ltd.	28,254	50,792
#*	Flight Centre Travel Group Ltd.	29,786	450,723
	Fortescue Metals Group Ltd.	340,721	3,550,325
*	G8 Education Ltd.	356,108	295,968
*	Genex Power Ltd.	32,729	5,067
	Genworth Mortgage Insurance Australia Ltd.	140,658	244,357
	Gold Road Resources Ltd.	141,663	146,932
	GrainCorp Ltd., Class A	73,533	349,473
	Grange Resources Ltd.	238,429	102,837
*	Greenland Minerals Ltd.	177,454	16,187
	GUD Holdings Ltd.	34,564	319,904
	GWA Group Ltd.	107,097	219,846
	Hansen Technologies Ltd.	40,822	194,939
	Harvey Norman Holdings Ltd.	180,374	676,692
	Healius Ltd.	238,369	872,832

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Helloworld Travel Ltd.	3,137	$6,437
	HT&E Ltd.	85,589	123,991
#	HUB24 Ltd.	3,551	85,312
#*	Humm Group Ltd.	157,069	104,804
*	Huon Aquaculture Group Ltd.	11,190	32,416
	IDP Education Ltd.	45,206	1,279,016
	IGO Ltd.	227,758	1,667,830
	Iluka Resources Ltd.	82,122	585,891
	Imdex Ltd.	130,607	282,232
	Incitec Pivot Ltd.	458,345	1,037,045
	Infomedia Ltd.	124,521	129,707
#	Inghams Group Ltd.	100,256	281,225
	Insurance Australia Group Ltd.	182,100	659,835
	Intega Group Ltd.	70,457	47,776
	Integral Diagnostics Ltd.	32,119	113,587
*	Integrated Research Ltd.	34,225	39,221
	InvoCare Ltd.	18,716	160,355
	IOOF Holdings Ltd.	248,151	768,048
	IPH Ltd.	45,859	297,865
	IRESS Ltd.	55,985	510,377
	IVE Group Ltd.	58,367	78,687
	James Hardie Industries PLC	57,444	2,256,757
	James Hardie Industries PLC, Sponsored ADR	1,045	41,100
*	Japara Healthcare Ltd.	122,823	129,351
	JB Hi-Fi Ltd.	80,360	3,068,094
	Johns Lyng Group Ltd.	23,834	116,492
	Jumbo Interactive Ltd.	12,500	157,705
	Jupiter Mines Ltd.	520,847	92,099
*	Karoon Energy Ltd.	210,222	289,245
#	Kogan.com Ltd.	8,258	62,251
	Lendlease Corp. Ltd.	78,586	622,575
	Lifestyle Communities Ltd.	5,731	94,621
	Link Administration Holdings Ltd.	232,345	765,012
	Lovisa Holdings Ltd.	12,650	208,510
*	Lynas Rare Earths Ltd.	66,222	369,420
	MACA Ltd.	126,373	72,959
	Macmahon Holdings Ltd.	300,111	46,428
	Macquarie Group Ltd.	18,849	2,805,064
	Magellan Financial Group Ltd.	20,389	536,355
*	Mayne Pharma Group Ltd.	699,050	179,167
	McMillan Shakespeare Ltd.	32,345	334,682
	McPherson’s Ltd.	24,606	17,922
	Medibank Pvt Ltd.	510,412	1,282,731
	Medusa Mining Ltd.	85,990	49,483
#*	Mesoblast Ltd.	58,643	70,584
#*	Metals X Ltd.	194,260	52,989
#	Metcash Ltd.	580,173	1,788,072
	Mineral Resources Ltd.	60,820	1,788,004
*	MMA Offshore Ltd.	76,024	25,020
	MNF Group Ltd.	6,933	37,197
#	Monadelphous Group Ltd.	24,054	183,469
	Monash IVF Group Ltd.	164,283	116,487
	Money3 Corp. Ltd.	70,036	175,748
	Mount Gibson Iron Ltd.	146,256	46,551
*	Myer Holdings Ltd.	341,996	139,489
	MyState Ltd.	33,862	132,845
	National Australia Bank Ltd.	231,851	5,040,899
	Navigator Global Investments Ltd.	35,916	50,825
	Netwealth Group Ltd.	24,166	317,610

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	New Energy Solar	10,458	$6,314
#	New Hope Corp. Ltd.	195,956	296,913
	Newcrest Mining Ltd.	62,518	1,171,328
*	NEXTDC Ltd.	31,711	283,079
	nib holdings Ltd.	157,246	791,802
	Nick Scali Ltd.	21,590	235,395
	Nine Entertainment Co. Holdings Ltd.	489,616	1,025,383
	Northern Star Resources Ltd.	300,084	2,077,432
#	NRW Holdings Ltd.	233,457	323,776
*	Nufarm Ltd.	108,559	357,511
	OFX Group Ltd.	72,450	86,898
	Oil Search Ltd.	343,919	1,114,161
*	OM Holdings Ltd.	46,008	37,490
#*	Omni Bridgeway Ltd.	37,694	88,579
*	oOh!media Ltd.	276,860	380,018
	Orica Ltd.	28,057	322,074
	Origin Energy Ltd.	338,070	1,294,801
*	Orocobre Ltd.	36,324	245,310
	Orora Ltd.	426,136	1,066,043
	OZ Minerals Ltd.	120,969	2,301,055
	Pacific Current Group Ltd.	15,421	88,333
	Pacific Smiles Group Ltd.	7,482	16,315
	Pact Group Holdings Ltd.	71,659	167,461
*	Panoramic Resources Ltd.	449,671	81,543
	Peet Ltd.	131,518	106,460
	Pendal Group Ltd.	74,588	377,266
	People Infrastructure Ltd.	5,443	18,195
	Perenti Global Ltd.	298,302	230,935
	Perpetual Ltd.	20,237	578,425
*	Perseus Mining Ltd.	459,094	544,404
*	Pilbara Minerals Ltd.	23,287	39,054
	Platinum Asset Management Ltd.	90,485	208,956
*	Praemium Ltd.	17,729	15,986
	Premier Investments Ltd.	16,297	378,223
#	Pro Medicus Ltd.	13,699	553,213
#	Propel Funeral Partners Ltd.	5,838	18,468
#	PSC Insurance Group Ltd.	6,696	23,081
	PWR Holdings Ltd.	20,749	147,687
*	Qantas Airways Ltd.	6,921	28,030
	QBE Insurance Group Ltd.	185,516	1,661,005
	Qube Holdings Ltd.	310,211	749,186
	Ramelius Resources Ltd.	272,182	324,717
	Ramsay Health Care Ltd.	23,595	1,261,060
	REA Group Ltd.	5,612	681,121
#	Reckon Ltd.	16,235	12,636
*	Red 5 Ltd.	539,792	105,237
	Reece Ltd.	18,541	281,142
#	Regis Healthcare Ltd.	48,428	71,656
	Regis Resources Ltd.	358,016	536,898
*	Reject Shop Ltd.	13,887	72,635
	Reliance Worldwide Corp. Ltd.	98,249	432,012
*	Resolute Mining Ltd.	380,087	119,451
*	Retail Food Group Ltd.	487,291	29,388
	Ridley Corp. Ltd.	99,459	99,574
	Rio Tinto Ltd.	46,356	3,175,976
*	RPMGlobal Holdings Ltd.	22,062	32,559
	Sandfire Resources Ltd.	294,279	1,239,619
	Santos Ltd.	443,478	2,328,733
	SeaLink Travel Group Ltd.	22,749	126,029

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	SEEK Ltd.	7,870	$195,592
	Select Harvests Ltd.	36,320	203,008
#	Senex Energy Ltd.	62,295	208,145
	Servcorp Ltd.	11,131	33,907
	Service Stream Ltd.	239,973	158,619
#	Seven Group Holdings Ltd.	32,256	526,815
#*	Seven West Media Ltd.	497,856	171,775
	SG Fleet Group Ltd.	29,150	56,064
	Shaver Shop Group Ltd.	23,611	18,270
	Sigma Healthcare Ltd.	462,744	198,424
*	Silver Lake Resources Ltd.	306,707	388,414
	Sims Ltd.	69,596	757,625
	SmartGroup Corp. Ltd.	28,813	174,429
	Sonic Healthcare Ltd.	31,232	947,719
	South32 Ltd., ADR	8,829	119,191
	South32 Ltd.	554,490	1,495,783
	Southern Cross Media Group Ltd.	113,209	198,661
	Spark Infrastructure Group	257,414	545,743
*††	Speedcast International Ltd.	165,938	0
#	SRG Global Ltd.	103,215	39,999
#	St Barbara Ltd.	264,017	290,313
*	Star Entertainment Grp Ltd.	294,772	819,153
	Steadfast Group Ltd.	151,308	532,345
	Suncorp Group Ltd.	140,768	1,245,636
	Super Retail Group Ltd.	121,481	1,191,772
*	Superloop Ltd.	22,155	21,549
*	Sydney Airport	104,912	650,605
*	Syrah Resources Ltd.	103,264	98,414
	Tabcorp Holdings Ltd.	340,266	1,281,223
	Tassal Group Ltd.	105,184	281,762
	Technology One Ltd.	87,429	811,891
	Telstra Corp. Ltd.	411,065	1,188,174
	Telstra Corp. Ltd., ADR	939	13,569
#	TPG Telecom Ltd.	68,642	350,413
	Transurban Group	80,974	825,056
	Treasury Wine Estates Ltd.	98,265	857,414
*	Tuas Ltd.	91,124	95,922
	United Malt Grp Ltd.	123,108	376,742
*	Uniti Group Ltd.	4,357	13,428
	Virtus Health Ltd.	44,833	187,810
	Vita Group Ltd.	66,012	41,217
Ω	Viva Energy Group Ltd.	68,801	121,216
*	Webjet Ltd.	45,166	216,146
	Wesfarmers Ltd.	95,120	4,115,456
	Western Areas Ltd.	159,163	381,109
	Westgold Resources Ltd.	106,449	155,765
	Westpac Banking Corp.	218,195	4,245,011
*	Whitehaven Coal Ltd.	328,931	650,952
	WiseTech Global Ltd.	2,252	87,769
	Woodside Petroleum Ltd.	83,948	1,467,543
	Woolworths Group Ltd.	85,461	2,461,688
	Worley Ltd.	86,099	707,407
*	Xero Ltd.	2,656	302,845

TOTAL AUSTRALIA			174,549,301

AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,588	117,924
	ANDRITZ AG	23,896	1,357,257
	AT&S Austria Technologie & Systemtechnik AG	15,848	608,100

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Atrium European Real Estate Ltd.	37,795	$155,213
Ω	BAWAG Group AG	7,295	458,821
#*	DO & Co. AG	430	38,953
	Erste Group Bank AG	47,727	2,046,806
	EVN AG	13,290	375,276
*	FACC AG	1,947	19,943
*	Flughafen Wien AG	1,332	43,899
#	IMMOFINANZ AG	12,053	288,618
*	Lenzing AG	5,408	652,156
	Mayr Melnhof Karton AG	2,109	415,110
#	Oesterreichische Post AG	11,224	473,863
	OMV AG	29,916	1,811,214
	Palfinger AG	3,950	174,532
	POLYTEC Holding AG	4,035	39,525
#*	Porr AG	2,136	30,672
	Raiffeisen Bank International AG	55,975	1,635,585
	Rosenbauer International AG	582	31,809
	S IMMO AG	7,826	185,657
*	Schoeller-Bleckmann Oilfield Equipment AG	1,208	49,273
	Semperit AG Holding	1,666	56,240
	Strabag SE	8,022	344,414
	Telekom Austria AG, Class A	54,154	467,891
	UBM Development AG	1,357	67,034
	UNIQA Insurance Group AG	47,128	438,721
#	Verbund AG	2,899	302,198
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	542,891
	voestalpine AG	44,027	1,672,192
	Wienerberger AG	31,530	1,116,180
	Zumtobel Group AG	4,990	51,434

TOTAL AUSTRIA			16,069,401

BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	1,588,105
	Ageas SA	46,157	2,245,431
*	AGFA-Gevaert NV	67,716	294,431
*	Akka Technologies	5,906	327,005
	Anheuser-Busch InBev SA	69,892	4,275,097
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	66,179
*	Argenx SE	23	6,924
*	Argenx SE	330	99,350
	Atenor	822	54,566
	Banque Nationale de Belgique	10	19,777
	Barco NV	7,938	178,919
	Bekaert SA	16,807	736,175
*	bpost SA	33,088	283,476
	Cie d’Entreprises CFE	5,331	545,028
	Deceuninck NV	24,144	102,958
	D’ieteren Group	10,030	1,729,415
	Econocom Group SA/NV	51,414	217,378
#	Elia Group SA	8,138	949,407
	Etablissements Franz Colruyt NV	23,970	1,176,876
	Euronav NV	63,745	678,348
#*	Euronav NV	22,697	239,453
	EVS Broadcast Equipment SA	5,263	123,462
	Exmar NV	15,568	82,932
	Fagron	22,568	391,366
*	Galapagos NV	763	40,462
	Gimv NV	7,130	460,629
	Immobel SA	2,633	232,105

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Ion Beam Applications	1,711	$33,704
	Jensen-Group NV	1,808	55,374
	KBC Group NV	26,644	2,481,169
*	Kinepolis Group NV	2,532	159,493
	Lotus Bakeries NV	105	697,056
*	MDxHealth	497	671
	Melexis NV	6,483	747,726
#*	Ontex Group NV	27,188	256,374
	Orange Belgium SA	21,127	479,029
*	Picanol	846	67,213
	Proximus SADP	49,493	932,030
	Recticel SA	25,013	461,951
	Resilux	566	117,689
	Shurgard Self Storage SA	2,788	170,871
	Sipef NV	2,254	151,724
	Solvay SA	20,372	2,421,662
	Telenet Group Holding NV	10,896	391,450
	TER Beke SA	245	33,952
*	Tessenderlo Group SA	13,271	484,312
	UCB SA	7,441	889,390
#	Umicore SA	30,376	1,741,653
	Van de Velde NV	1,633	56,708
	VGP NV	60	15,518
	Viohalco SA	4,480	22,583

TOTAL BELGIUM			30,014,556

BRAZIL — (1.0%)
	AES Brasil Energia SA	101,694	196,403
	Aliansce Sonae Shopping Centers SA	23,052	78,341
*	Alliar Medicos A Frente SA	41,200	108,041
	Alupar Investimento SA	39,538	166,312
	Ambev SA, ADR	79,200	234,432
	Ambev SA	61,503	185,148
*	Americanas SA	15,349	80,775
*	Anima Holding SA	72,214	84,449
	Atacadao SA	79,268	233,711
	B3 SA - Brasil Bolsa Balcao	162,441	342,796
	Banco Bradesco SA	89,270	268,895
	Banco BTG Pactual SA	56,334	225,084
	Banco do Brasil SA	89,350	451,199
	Banco Santander Brasil SA	32,700	199,313
	BB Seguridade Participacoes SA	91,840	359,464
*	BK Brasil Operacao e Assessoria a Restaurantes SA	47,300	57,577
*	BR Malls Participacoes SA	122,640	155,804
	BR Properties SA	34,800	44,457
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,922	120,495
*	Braskem SA, Sponsored ADR	3,700	71,669
*	BRF SA	164,835	678,464
*	C&A Modas Ltda	10,000	10,737
	Camil Alimentos SA	54,757	93,917
	CCR SA	426,387	863,532
	Centrais Eletricas Brasileiras SA	28,800	172,633
	Cia Brasileira de Distribuicao	27,943	126,401
	Cia de Locacao das Americas	109,500	382,798
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	298,899
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	43,332
	Cia de Saneamento de Minas Gerais-COPASA	50,202	121,062
	Cia de Saneamento do Parana	85,475	276,395
	Cia de Saneamento do Parana	50,100	31,780

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
#	Cia Energetica de Minas Gerais, Sponsored ADR	10,214	$22,981
	Cia Energetica de Minas Gerais	36,101	106,311
	Cia Paranaense de Energia	17,000	16,205
	Cia Paranaense de Energia, Sponsored ADR	4,800	24,528
	Cia Paranaense de Energia	7,400	38,286
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	115,056
	Cia Siderurgica Nacional SA	244,382	986,396
	Cielo SA	294,316	114,205
*	Cogna Educacao	511,787	224,890
	Construtora Tenda SA	22,188	67,070
	Cosan SA	41,298	144,812
	CSU Cardsystem SA	19,900	59,730
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	88,916	221,983
	Dexco SA	111,659	306,855
	Direcional Engenharia SA	30,000	50,710
*	EcoRodovias Infraestrutura e Logistica SA	99,303	144,104
	EDP - Energias do Brasil SA	81,688	283,689
*	Embraer SA	288,217	1,119,919
	Enauta Participacoes SA	50,328	113,964
	Energisa SA	68,004	477,394
*	Eneva SA	125,772	320,904
	Engie Brasil Energia SA	20,282	139,830
	Equatorial Energia SA	267,350	1,083,839
	Even Construtora e Incorporadora SA	29,712	32,745
	Ez Tec Empreendimentos e Participacoes SA	34,643	112,023
	Fleury SA	76,842	256,376
	Fras-Le SA	13,100	32,983
*	Gafisa SA	57,300	20,407
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	8,175	6,315
	Grendene SA	50,250	76,393
*	GRUPO DE MODA SOMA SA	42,378	98,515
	Guararapes Confeccoes SA	20,600	39,968
Ω	Hapvida Participacoes e Investimentos SA	14,475	29,597
	Helbor Empreendimentos SA	25,913	21,947
	Hypera SA	53,567	266,326
	Iguatemi Empresa de Shopping Centers SA	14,100	74,800
	Industrias Romi SA	21,116	61,098
	Instituto Hermes Pardini SA	20,471	79,653
*	International Meal Co. Alimentacao SA, Class A	110,406	54,970
*	Iochpe-Maxion SA	29,623	88,074
*	IRB Brasil Resseguros SA	160,561	133,426
	Itau Unibanco Holding SA	17,236	64,225
	JBS SA	271,100	1,875,767
	JHSF Participacoes SA	105,559	93,331
	JSL SA	2,209	2,826
	Kepler Weber SA	7,800	48,828
*	Klabin SA	134,786	547,856
	Light SA	77,900	133,611
	Localiza Rent a Car SA	103,640	831,867
	LOG Commercial Properties e Participacoes SA	12,594	52,285
*	Log-in Logistica Intermodal SA	12,494	46,932
	Lojas Americanas SA	19,994	17,465
	Lojas Renner SA	150,820	861,286
	M Dias Branco SA	19,158	105,060
	Magazine Luiza SA	54,154	103,725
	Mahle-Metal Leve SA	5,168	31,207
	Marcopolo SA	38,800	16,018
	Marfrig Global Foods SA	89,592	420,672
*	Marisa Lojas SA	26,823	19,533

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Mills Estruturas e Servicos de Engenharia SA	64,273	$57,283
	Minerva SA	53,271	91,934
	MRV Engenharia e Participacoes SA	101,900	183,260
	Multiplan Empreendimentos Imobiliarios SA	44,500	146,026
*	Natura & Co. Holding SA	83,690	576,835
	Notre Dame Intermedica Participacoes SA	25,876	294,256
	Odontoprev SA	110,274	262,017
*	Omega Geracao SA	10,400	60,313
*	Petro Rio SA	228,655	950,872
	Petroleo Brasileiro SA, Sponsored ADR	42,200	405,542
	Petroleo Brasileiro SA, Sponsored ADR	31,500	309,330
	Petroleo Brasileiro SA	699,723	3,430,550
	Porto Seguro SA	131,886	545,416
	Portobello SA	21,637	36,651
	Positivo Tecnologia SA	15,800	23,600
*	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	22,049
	Qualicorp Consultoria e Corretora de Seguros SA	96,681	293,102
	Raia Drogasil SA	179,000	737,402
*	Rumo SA	144,340	408,944
	Sao Carlos Empreendimentos e Participacoes SA	9,300	60,970
	Sao Martinho SA	82,184	557,718
	Sendas Distribuidora SA	99,215	268,790
Ω	Ser Educacional SA	27,270	50,445
	SIMPAR SA	25,200	45,767
	SLC Agricola SA	37,693	291,053
*	StoneCo Ltd., Class A	37	1,244
	Sul America SA	77,829	358,131
*	Suzano SA	94,065	820,515
#*	Suzano SA, Sponsored ADR	1,917	16,813
	SYN prop e tech SA	7,300	16,440
	Tegma Gestao Logistica SA	7,318	19,852
	Telefonica Brasil SA	28,570	230,431
	Telefonica Brasil SA, ADR	3,300	26,499
*	Terra Santa Propriedades Agricolas SA	22,933	88,461
	TIM SA	241,221	479,553
	TOTVS SA	50,973	295,878
	Transmissora Alianca de Energia Eletrica SA	65,432	425,022
	Trisul SA	36,232	37,556
	Tupy SA	38,083	140,961
	Ultrapar Participacoes SA	129,406	299,222
	Unipar Carbocloro SA	7,116	101,814
	Usinas Siderurgicas de Minas Gerais SA Usiminas	17,700	40,394
	Vale SA	628,010	7,968,353
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,332	30,783
	Vibra Energia SA	132,488	492,505
*	Vulcabras Azaleia SA	46,000	71,154
	WEG SA	40,068	262,680
	Wiz Solucoes e Corretagem de Seguros SA	29,500	50,440
*	XP, Inc.	4,715	154,540
	YDUQS Participacoes SA	41,286	152,597

TOTAL BRAZIL			42,398,049

CANADA — (7.2%)
*	5N Plus, Inc.	22,100	55,000
	Absolute Software Corp.	14,673	164,799
#	Acadian Timber Corp.	4,133	61,514
*	AcuityAds Holdings, Inc.	2,700	17,213
*	Advantage Energy Ltd.	83,829	474,823

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Aecon Group, Inc.	32,656	$487,096
#*	Africa Oil Corp.	64,590	103,858
	AG Growth International, Inc.	2,198	48,308
	AGF Management Ltd., Class B	30,300	193,170
	Agnico Eagle Mines Ltd.	11,405	605,035
*	Aimia, Inc.	28,292	110,873
#*	Air Canada	4,209	75,467
	AirBoss of America Corp.	9,083	236,322
	Alamos Gold, Inc., Class A	119,370	885,435
	Alamos Gold, Inc., Class A	39,729	295,584
*	Alcanna, Inc.	6,348	41,291
*	Alexco Resource Corp.	15,300	25,220
	Algoma Central Corp.	1,200	16,697
#	Algonquin Power & Utilities Corp.	27,618	398,113
	Alimentation Couche-Tard, Inc., Class B	71,248	2,672,376
	AltaGas Ltd.	83,860	1,736,016
#	Altius Minerals Corp.	8,140	103,986
#	Altus Group Ltd.	5,525	289,777
#*	Americas Gold & Silver Corp.	3,200	2,999
*	Amerigo Resources Ltd.	65,100	68,382
	Andrew Peller Ltd., Class A	10,400	71,345
	ARC Resources Ltd.	269,709	2,586,823
#*	Argonaut Gold, Inc.	83,845	212,730
*	Aritzia, Inc.	29,744	1,171,398
	Atco Ltd., Class I	13,642	462,964
*	Athabasca Oil Corp.	187,300	154,368
*	ATS Automation Tooling Systems, Inc.	9,191	312,729
#*	Aurora Cannabis, Inc.	5,524	36,648
#*	Aurora Cannabis, Inc.	4,709	31,224
*	AutoCanada, Inc.	10,001	360,330
	B2Gold Corp.	547,268	2,259,647
#	Badger Infrastructure Solutions Ltd.	12,872	355,186
	Bank of Montreal	65,266	7,082,014
	Bank of Nova Scotia	94,722	6,209,974
	Barrick Gold Corp.	6,334	116,229
	Barrick Gold Corp.	90,388	1,660,428
	Barrick Gold Corp.	36,590	673,555
*	Bausch Health Cos., Inc.	4,180	117,374
*	Bausch Health Cos., Inc.	62,619	1,755,214
#	BCE, Inc.	3,587	184,633
	BCE, Inc.	11,595	596,795
#	Birchcliff Energy Ltd.	116,115	623,921
	Bird Construction, Inc.	6,834	55,665
*	Black Diamond Group Ltd.	21,800	79,795
#*	BlackBerry Ltd.	24,028	259,502
	BMTC Group, Inc.	1,900	20,434
*	Bombardier, Inc., Class A	12,600	21,176
*	Bombardier, Inc., Class B	71,781	115,420
*	Bonterra Energy Corp.	12,185	67,344
#	Boralex, Inc., Class A	18,016	557,541
	Bridgemarq Real Estate Services	1,900	26,252
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	92	5,663
#	Brookfield Asset Management, Inc., Class A	13,319	804,365
	Brookfield Infrastructure Corp., Class A	14,169	858,887
	BRP, Inc.	10,418	916,036
*	CAE, Inc.	11,683	354,285
*	CAE, Inc.	4,595	139,550
	Calian Group Ltd.	1,200	59,728
	Cameco Corp.	59,204	1,438,481

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cameco Corp.	53,363	$1,296,721
	Canaccord Genuity Group, Inc.	23,651	273,661
	Canacol Energy Ltd.	54,484	170,813
#*	Canada Goose Holdings, Inc.	10,400	385,714
#*	Canada Goose Holdings, Inc.	2,827	104,882
#	Canadian Imperial Bank of Commerce	3,291	399,329
	Canadian Imperial Bank of Commerce	49,929	6,054,391
	Canadian National Railway Co.	8,600	1,142,961
	Canadian National Railway Co.	47,248	6,279,732
	Canadian Natural Resources Ltd.	164,318	6,983,781
	Canadian Natural Resources Ltd.	155,586	6,613,961
	Canadian Pacific Railway Ltd.	9,000	696,598
#	Canadian Pacific Railway Ltd.	40,480	3,133,152
#	Canadian Tire Corp. Ltd., Class A	8,029	1,140,383
#	Canadian Utilities Ltd., Class A	12,650	366,437
	Canadian Utilities Ltd., Class B	900	26,136
#	Canadian Western Bank	35,424	1,133,190
*	Canfor Corp.	34,557	715,935
*	Canfor Pulp Products, Inc.	14,588	79,211
#*	Canopy Growth Corp.	8,400	106,222
#	Capital Power Corp.	27,586	906,085
#*	Capstone Mining Corp.	127,715	535,586
*	Cardinal Energy Ltd.	41,298	155,835
	Cargojet, Inc.	1,100	175,141
	Cascades, Inc.	50,702	587,481
	CCL Industries, Inc., Class B	18,900	1,033,117
*	Celestica, Inc.	18,645	183,094
*	Celestica, Inc.	21,675	213,668
#	Cenovus Energy, Inc.	184,179	2,202,528
	Cenovus Energy, Inc.	71,691	858,858
#	Centerra Gold, Inc.	102,168	766,095
	CES Energy Solutions Corp.	82,567	128,761
*	CGI, Inc.	12,981	1,160,372
*	CGI, Inc.	22,605	2,019,399
#	Chesswood Group Ltd.	4,500	48,560
	China Gold International Resources Corp. Ltd.	94,140	271,558
	CI Financial Corp.	62,496	1,425,046
	Cogeco Communications, Inc.	8,612	739,633
	Cogeco, Inc.	6,307	419,821
	Colliers International Group, Inc.	1,662	241,108
	Colliers International Group, Inc.	9,518	1,383,632
	Computer Modelling Group Ltd.	29,984	131,313
	Constellation Software, Inc.	1,641	2,883,935
#*	Copper Mountain Mining Corp.	54,534	167,444
	Corby Spirit & Wine Ltd.	3,900	56,218
#	Corus Entertainment, Inc., Class B	89,165	404,182
	Crescent Point Energy Corp.	150,011	753,934
	Crescent Point Energy Corp.	28,947	145,603
*	Crew Energy, Inc.	63,989	157,698
*	Denison Mines Corp.	169,974	288,417
*	Descartes Systems Group, Inc.	2,799	228,874
	Dexterra Group, Inc.	13,416	97,020
#*	DIRTT Environmental Solutions	6,900	22,301
#	Dollarama, Inc.	27,000	1,220,410
#	Doman Building Materials Group Ltd.	31,012	169,894
*	Dorel Industries, Inc., Class B	11,212	202,026
	DREAM Unlimited Corp., Class A	20,200	504,347
	Dundee Precious Metals, Inc.	70,644	464,643
#	ECN Capital Corp.	127,155	1,105,517

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	E-L Financial Corp. Ltd.	400	$292,498
*	Eldorado Gold Corp.	71,439	638,999
*	Eldorado Gold Corp.	3,487	31,244
#	Element Fleet Management Corp.	215,383	2,340,741
#	Emera, Inc.	21,500	1,000,299
	Empire Co. Ltd., Class A	36,848	1,101,629
	Enbridge, Inc.	31,909	1,336,574
	Enbridge, Inc.	59,848	2,505,237
#	Endeavour Mining PLC	64,658	1,642,571
#*	Endeavour Silver Corp.	14,200	71,597
	Enerflex Ltd.	41,584	354,485
#*	Energy Fuels, Inc.	30,000	236,587
	Enerplus Corp.	100,929	955,792
	Enghouse Systems Ltd.	14,122	612,417
*	Ensign Energy Services, Inc.	47,242	77,871
*	Equinox Gold Corp.	15,647	116,062
	Equitable Group, Inc.	10,680	666,982
*	ERO Copper Corp.	15,478	288,774
	Evertz Technologies Ltd.	9,000	103,046
	Exchange Income Corp.	7,900	271,930
	Exco Technologies Ltd.	11,598	91,464
#	Extendicare, Inc.	32,374	189,389
	Fairfax Financial Holdings Ltd.	4,155	1,682,849
#	Fiera Capital Corp., Class A	17,500	150,170
	Finning International, Inc.	56,844	1,682,906
	Firm Capital Mortgage Investment Corp.	12,344	145,922
#	First Majestic Silver Corp.	10,702	135,591
#	First Majestic Silver Corp.	3,500	44,345
	First National Financial Corp.	5,700	191,827
	First Quantum Minerals Ltd.	80,097	1,896,285
	FirstService Corp.	9,837	1,966,613
#	FirstService Corp.	1,700	339,066
#*	Fission Uranium Corp.	126,692	106,464
#	Fortis, Inc.	24,155	1,075,225
	Fortis, Inc.	3,499	155,740
#*	Fortuna Silver Mines, Inc.	83,472	404,680
	Franco-Nevada Corp.	2,794	399,067
#	Freehold Royalties Ltd.	50,998	487,481
*	Frontera Energy Corp.	5,281	37,593
#*	Galiano Gold, Inc.	42,200	32,052
*	Gamehost, Inc.	14,487	95,987
*	GDI Integrated Facility Services, Inc.	1,839	77,581
	George Weston Ltd.	14,524	1,569,287
	Gibson Energy, Inc.	56,959	1,147,832
	Gildan Activewear, Inc.	389	14,289
	Gildan Activewear, Inc.	8,015	294,311
	goeasy Ltd.	7,800	1,222,311
*	Golden Star Resources Ltd.	18,080	56,537
#*	GoldMoney, Inc.	5,600	10,769
#*	Gran Tierra Energy, Inc.	171,137	156,258
	Great-West Lifeco, Inc.	31,426	924,548
	Guardian Capital Group Ltd., Class A	8,800	245,953
*	Headwater Exploration, Inc.	6,200	24,548
*	Heroux-Devtek, Inc.	10,900	162,496
	High Liner Foods, Inc.	9,675	102,801
	HLS Therapeutics, Inc.	2,000	30,705
*	Home Capital Group, Inc., Class B	19,041	617,879
	Hudbay Minerals, Inc.	106,008	739,212
Ω	Hydro One Ltd.	27,371	653,976

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	i-80 Gold Corp.	31,818	$76,871
	iA Financial Corp., Inc.	36,578	2,163,765
#*	IAMGOLD Corp.	194,387	535,601
*	IBI Group, Inc.	5,000	48,562
	IGM Financial, Inc.	15,996	635,135
*	Imperial Metals Corp.	21,384	69,114
	Imperial Oil Ltd.	20,122	681,247
	Imperial Oil Ltd.	15,058	510,165
	Information Services Corp.	4,900	109,078
#	Innergex Renewable Energy, Inc.	31,929	531,468
	Intact Financial Corp.	8,286	1,110,803
#	Interfor Corp.	36,864	844,155
	Intertape Polymer Group, Inc.	18,192	413,348
#*	Invesque, Inc.	10,197	20,700
*	Ivanhoe Mines Ltd., Class A	109,767	861,213
Ω	Jamieson Wellness, Inc.	8,711	268,242
	K-Bro Linen, Inc.	1,900	56,865
#*	Kelt Exploration Ltd.	71,264	287,912
#	Keyera Corp.	48,333	1,238,787
*	Kinaxis, Inc.	138	21,418
	Kinross Gold Corp.	445,385	2,677,492
	Kirkland Lake Gold Ltd.	88,622	3,735,798
*	Knight Therapeutics, Inc.	46,627	193,651
#	KP Tissue, Inc.	2,889	24,978
#	Labrador Iron Ore Royalty Corp.	20,388	590,257
*	Largo Resources Ltd.	4,970	62,005
	Lassonde Industries, Inc., Class A	400	56,881
#	Laurentian Bank of Canada	19,430	654,208
	Leon’s Furniture Ltd.	10,815	220,215
#	LifeWorks, Inc.	16,211	419,029
#*	Lightspeed Commerce, Inc.	600	58,614
	Linamar Corp.	30,632	1,684,809
#	Loblaw Cos. Ltd.	19,900	1,496,681
	Logistec Corp., Class B	400	14,625
#*	Lucara Diamond Corp.	157,133	76,180
*	Lundin Gold, Inc.	9,800	89,717
	Lundin Mining Corp.	215,706	1,877,144
	Magellan Aerospace Corp.	7,228	61,908
	Magna International, Inc.	14,837	1,206,885
	Magna International, Inc.	87,254	7,093,750
*	Mainstreet Equity Corp.	1,200	107,133
#*	Major Drilling Group International, Inc.	36,771	264,730
	Manulife Financial Corp.	42,808	833,954
	Manulife Financial Corp.	89,032	1,735,234
	Maple Leaf Foods, Inc.	27,700	603,867
*	Marathon Gold Corp.	25,300	57,240
	Martinrea International, Inc.	58,998	547,743
*	Mav Beauty Brands, Inc.	4,483	8,078
*	MDF Commerce, Inc.	2,100	9,774
#	Medical Facilities Corp.	18,722	139,780
#*	MEG Energy Corp.	119,337	1,069,366
	Melcor Developments Ltd.	900	10,545
	Methanex Corp.	3,300	147,828
	Methanex Corp.	20,253	906,929
	Metro, Inc.	24,325	1,223,905
	Morguard Corp.	1,200	132,401
	MTY Food Group, Inc.	1,360	66,474
#	Mullen Group Ltd.	46,713	483,134
	National Bank of Canada	93,086	7,706,522

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Neo Performance Materials, Inc.	2,000	$30,834
#*	New Gold, Inc.	258,942	364,059
#	NFI Group, Inc.	7,211	146,131
	North American Construction Group Ltd.	19,257	331,427
	North West Co., Inc.	18,436	500,972
	Northland Power, Inc.	49,145	1,580,058
	Nutrien Ltd.	21,152	1,478,384
	Nutrien Ltd.	34,922	2,441,378
*	NuVista Energy Ltd.	62,611	310,121
*	OceanaGold Corp.	290,546	542,309
	Onex Corp.	22,853	1,703,080
	Open Text Corp.	23,300	1,173,660
	Open Text Corp.	13,610	685,263
	Osisko Gold Royalties Ltd.	34,863	440,295
#	Pan American Silver Corp.	41,105	1,051,881
	Paramount Resources Ltd., Class A	29,332	490,363
#	Parex Resources, Inc.	69,096	1,341,610
#	Park Lawn Corp.	9,020	269,084
#	Parkland Corp.	45,750	1,331,171
	Pason Systems, Inc.	16,655	123,809
#	Pembina Pipeline Corp.	70,348	2,328,823
	Pembina Pipeline Corp.	5,287	174,947
	Peyto Exploration & Development Corp.	70,023	552,218
	PHX Energy Services Corp.	16,900	68,277
	Pizza Pizza Royalty Corp.	11,300	107,193
*	Points International Ltd.	800	14,027
	Polaris Infrastructure, Inc.	7,100	105,674
	Pollard Banknote Ltd.	3,783	143,055
#	PrairieSky Royalty Ltd.	74,675	918,956
*	Precision Drilling Corp.	6,009	266,023
#	Premium Brands Holdings Corp., Class A	11,928	1,289,084
*	Pretium Resources, Inc.	45,900	555,206
	Primo Water Corp.	19,458	309,731
	Primo Water Corp.	25,285	402,031
	Quarterhill, Inc.	54,482	111,817
#	Quebecor, Inc., Class B	27,877	710,440
#*	Real Matters, Inc.	20,018	146,382
*	Recipe Unlimited Corp.	3,272	51,184
	Restaurant Brands International, Inc.	21,148	1,197,350
#	Restaurant Brands International, Inc.	1,712	96,968
#*	RF Capital Group, Inc.	15,205	26,046
	Richelieu Hardware Ltd.	14,400	508,352
	Ritchie Bros Auctioneers, Inc.	4,400	300,740
	Ritchie Bros Auctioneers, Inc.	14,889	1,017,663
	Rogers Communications, Inc., Class B	8,675	403,469
	Rogers Communications, Inc., Class B	25,624	1,193,566
#	Rogers Sugar, Inc.	38,387	174,938
#	Royal Bank of Canada	120,786	12,572,441
	Royal Bank of Canada	97,598	10,151,168
#	Russel Metals, Inc.	21,780	574,242
*	Sabina Gold & Silver Corp.	83,900	95,587
*	Sandstorm Gold Ltd.	27,208	172,139
	Saputo, Inc.	23,603	563,756
#	Savaria Corp.	4,000	63,122
*	Seabridge Gold, Inc.	3,600	66,467
	Secure Energy Services, Inc.	66,658	308,622
	Shaw Communications, Inc., Class B	42,973	1,237,522
	Shaw Communications, Inc., Class B	51,924	1,497,488
*	ShawCor Ltd.	32,243	138,862

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Shopify, Inc., Class A	685	$1,004,710
#	Sienna Senior Living, Inc.	21,296	244,174
*	Sierra Wireless, Inc.	3,500	58,654
*	Sierra Wireless, Inc.	9,431	157,875
Ω	Sleep Country Canada Holdings, Inc.	15,500	434,967
#	SNC-Lavalin Group, Inc.	42,949	1,155,278
*Ω	Spin Master Corp.	4,592	158,954
#	Sprott, Inc.	2,789	113,466
#	SSR Mining, Inc.	93,055	1,467,707
	Stantec, Inc.	13,110	724,567
	Stantec, Inc.	11,912	658,734
	Stella-Jones, Inc.	15,785	566,684
#	Sun Life Financial, Inc.	37,134	2,115,524
	Suncor Energy, Inc.	29,216	768,403
	Suncor Energy, Inc.	165,422	4,350,599
*	SunOpta, Inc.	11,062	85,807
#	Superior Plus Corp.	81,148	902,883
*	Surge Energy, Inc.	5,385	23,455
*	Tamarack Valley Energy Ltd.	101,513	295,287
#*	Taseko Mines Ltd.	90,127	190,071
	TC Energy Corp.	54,949	2,972,556
	TC Energy Corp.	13,860	749,826
	Teck Resources Ltd., Class B	33,093	923,588
	Teck Resources Ltd., Class B	62,900	1,754,910
	TELUS Corp.	7,002	160,623
*	TeraGo, Inc.	1,400	6,131
	TFI International, Inc.	41,395	4,590,042
#	Thomson Reuters Corp.	8,859	1,066,003
	Tidewater Midstream & Infrastructure Ltd.	119,343	143,682
#*	Tilray, Inc.	51,606	531,542
	Timbercreek Financial Corp.	29,944	235,419
	TMX Group Ltd.	5,875	636,063
*	Torex Gold Resources, Inc.	36,072	419,422
	Toromont Industries Ltd.	21,373	1,901,568
	Toronto-Dominion Bank	9,544	692,819
#	Toronto-Dominion Bank	89,325	6,476,956
*	Total Energy Services, Inc.	20,525	83,254
#*	Touchstone Exploration, Inc.	17,050	26,038
	Tourmaline Oil Corp.	108,339	3,915,646
	TransAlta Corp.	169,433	1,900,234
#	TransAlta Renewables, Inc.	24,408	361,308
	Transcontinental, Inc., Class A	48,608	769,810
*	Trevali Mining Corp.	218,560	40,618
*	Trican Well Service Ltd.	141,920	397,917
#	Tricon Residential, Inc.	40,447	588,599
*	Trisura Group Ltd.	3,798	128,358
*	Trisura Group Ltd.	245	8,284
*	Turquoise Hill Resources Ltd.	6,796	86,106
*	Uni-Select, Inc.	16,616	239,117
#*	Vermilion Energy, Inc.	40,028	434,046
*	Vermilion Energy, Inc.	18,918	205,071
	VersaBank	2,000	23,885
	Wajax Corp.	14,444	288,390
	Waste Connections, Inc.	2,045	278,096
	Waste Connections, Inc.	2,961	402,933
*	Wesdome Gold Mines Ltd.	50,400	453,258
	West Fraser Timber Co. Ltd.	19,454	1,557,609
	West Fraser Timber Co. Ltd.	7,824	626,227
	Western Forest Products, Inc.	171,285	296,178

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Westshore Terminals Investment Corp.	22,832	$493,869
	Wheaton Precious Metals Corp.	8,399	339,404
	Whitecap Resources, Inc.	222,473	1,335,626
#*	WildBrain Ltd.	32,791	103,333
#	Winpak Ltd.	10,327	323,178
	WSP Global, Inc.	12,365	1,676,309
#	Yamana Gold, Inc.	349,132	1,371,026
	Yamana Gold, Inc.	3,700	14,615
#*	Yangarra Resources Ltd.	39,182	61,736
#	Yellow Pages Ltd.	7,290	83,585

TOTAL CANADA			300,992,705

CHILE — (0.1%)
	AES Andes SA	893,087	91,807
	Aguas Andinas SA, Class A	419,596	80,014
	Banco de Chile	213,351	18,507
	Banco de Chile, ADR	4,715	81,472
	Banco de Credito e Inversiones SA	5,499	185,231
	Banco Santander Chile, ADR	4,829	85,570
	Besalco SA	160,822	42,504
	CAP SA	23,985	237,527
	Cencosud SA	305,318	446,553
	Cencosud Shopping SA	14,671	14,194
	Cia Sud Americana de Vapores SA	6,550,063	425,703
	Colbun SA	1,072,013	73,916
	Embotelladora Andina SA, ADR, Class B	1,917	23,522
	Empresa Nacional de Telecomunicaciones SA	66,171	226,961
	Empresas CMPC SA	139,125	256,709
	Empresas COPEC SA	23,523	185,042
*	Empresas Hites SA	18,149	3,108
#	Enel Americas SA, ADR	52,803	298,865
	Enel Americas SA	1,224,078	139,294
#	Enel Chile SA, ADR	29,101	63,150
	Enel Chile SA	1,250,268	51,308
	Engie Energia Chile SA	105,813	61,778
	Falabella SA	37,462	103,573
	Forus SA	8,525	11,368
	Grupo Security SA	399,250	60,420
	Hortifrut SA	14,772	15,705
	Inversiones Aguas Metropolitanas SA	206,127	97,612
	Inversiones La Construccion SA	13,361	48,565
*	Itau CorpBanca Chile SA	40,249,941	89,377
*	Itau CorpBanca Chile SA, ADR	900	3,105
*	Multiexport Foods SA	25,298	7,961
*	Parque Arauco SA	94,350	93,107
	PAZ Corp. SA	29,524	10,379
	Plaza SA	23,849	23,803
*	Ripley Corp. SA	328,431	55,513
	Salfacorp SA	149,065	50,396
	Sigdo Koppers SA	12,552	11,812
	SMU SA	193,983	19,326
	Sociedad Matriz SAAM SA	1,440,321	89,973
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,175	393,836
	SONDA SA	190,611	64,450
	Vina Concha y Toro SA	73,365	106,687

TOTAL CHILE			4,449,703

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (9.1%)
*	21Vianet Group, Inc., ADR	22,328	$350,103
*	360 DigiTech, Inc., ADR	7,855	160,321
*	360 Security Technology, Inc., Class A	19,500	36,684
*	361 Degrees International Ltd.	364,000	176,575
*Ω	3SBio, Inc.	439,500	401,806
*	51job, Inc., ADR	5,395	321,326
	5I5J Holding Group Co. Ltd., Class A	67,400	31,382
	AAC Technologies Holdings, Inc.	275,000	1,188,609
Ω	AAG Energy Holdings Ltd.	70,000	15,670
	Accelink Technologies Co. Ltd., Class A	10,710	36,283
	Addsino Co. Ltd., Class A	14,100	33,861
	Advanced Technology & Materials Co. Ltd., Class A	24,500	32,601
	AECC Aero-Engine Control Co. Ltd., Class A	18,600	77,585
	AECC Aviation Power Co. Ltd., Class A	16,200	149,690
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	17,000	22,321
*	Aesthetic Medical International Holdings Group Ltd., ADR	2,400	9,864
	Agile Group Holdings Ltd.	954,000	747,881
	Agricultural Bank of China Ltd., Class H	3,201,000	1,087,723
	Aier Eye Hospital Group Co. Ltd., Class A	12,823	96,977
*	Air China Ltd., Class H	538,000	378,495
	Aisino Corp., Class A	40,611	72,697
	Ajisen China Holdings Ltd.	255,000	43,569
Ω	Ak Medical Holdings Ltd.	98,000	101,649
*	Alibaba Group Holding Ltd., Sponsored ADR	44,024	7,261,319
*	Alibaba Group Holding Ltd.	133,700	2,749,227
*	Alibaba Health Information Technology Ltd.	68,000	85,149
#*	Alibaba Pictures Group Ltd.	4,290,000	455,741
Ω	A-Living Smart City Services Co. Ltd.	222,500	738,584
*	Alpha Group, Class A	17,100	13,473
*	Aluminum Corp. of China Ltd., Class H	1,192,000	717,334
	Amoy Diagnostics Co. Ltd., Class A	1,700	21,479
	Angang Steel Co. Ltd., Class H	696,800	374,550
	Angel Yeast Co. Ltd., Class A	8,672	75,420
	Anhui Conch Cement Co. Ltd., Class H	326,500	1,614,512
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	37,582
	Anhui Expressway Co. Ltd., Class H	114,000	67,588
	Anhui Genuine New Materials Co. Ltd., Class A	5,200	18,597
	Anhui Guangxin Agrochemical Co. Ltd., Class A	14,100	77,845
	Anhui Gujing Distillery Co. Ltd., Class A	2,616	92,973
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	32,739
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	43,237
	Anhui Jinhe Industrial Co. Ltd., Class A	10,500	78,811
	Anhui Korrun Co. Ltd., Class A	2,300	7,979
	Anhui Kouzi Distillery Co. Ltd., Class A	12,800	121,014
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	10,000	13,160
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	56,310
	Anhui Xinhua Media Co. Ltd., Class A	19,800	14,569
	Anhui Yingjia Distillery Co. Ltd., Class A	14,000	132,837
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,000	64,472
††	Animal Health Holdings, Inc.	42,000	506
	ANTA Sports Products Ltd.	169,000	2,618,439
*	Anton Oilfield Services Group	980,000	66,557
	Aoshikang Technology Co. Ltd., Class A	2,600	28,982
*††	Aowei Holdings Ltd.	114,000	5,824
	Apeloa Pharmaceutical Co. Ltd., Class A	16,800	91,189
	APT Satellite Holdings Ltd.	134,750	39,886
#*Ω	Ascletis Pharma, Inc.	95,000	33,021
	Asia Cement China Holdings Corp.	255,500	194,691
Ω	AsiaInfo Technologies Ltd.	49,600	81,720

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Asymchem Laboratories Tianjin Co. Ltd., Class A	800	$49,750
	Ausnutria Dairy Corp. Ltd.	234,000	292,727
*	Austar Lifesciences Ltd.	6,000	13,155
	Autobio Diagnostics Co. Ltd., Class A	2,340	20,025
	Avary Holding Shenzhen Co. Ltd., Class A	9,000	49,236
	AVIC Electromechanical Systems Co. Ltd., Class A	37,700	89,447
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	66,379
	AviChina Industry & Technology Co. Ltd., Class H	779,000	495,638
	AVICOPTER PLC, Class A	4,300	42,268
Ω	BAIC Motor Corp. Ltd., Class H	710,500	235,353
*	Baidu, Inc., Sponsored ADR	26,492	4,298,062
*	Baidu, Inc., Class A	18,000	367,814
#Ω	BAIOO Family Interactive Ltd.	138,000	11,104
	Bank of Beijing Co. Ltd., Class A	130,000	89,979
	Bank of Changsha Co. Ltd., Class A	60,500	76,047
	Bank of Chengdu Co. Ltd., Class A	98,400	196,260
	Bank of China Ltd., Class H	6,545,000	2,316,286
	Bank of Chongqing Co. Ltd., Class H	235,000	131,993
	Bank of Communications Co. Ltd., Class H	1,439,000	856,036
	Bank of Guiyang Co. Ltd., Class A	49,900	52,644
	Bank of Hangzhou Co. Ltd., Class A	83,100	185,355
	Bank of Jiangsu Co. Ltd., Class A	192,400	189,069
	Bank of Nanjing Co. Ltd., Class A	236,600	358,623
	Bank of Ningbo Co. Ltd., Class A	67,700	403,600
	Bank of Shanghai Co. Ltd., Class A	89,793	102,306
	Bank of Suzhou Co. Ltd., Class A	58,459	62,968
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	172,700	40,979
	Baoshan Iron & Steel Co. Ltd., Class A	158,500	176,415
	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	28,800
*	Baoye Group Co. Ltd., Class H	78,000	38,147
#*	Baozun, Inc., Sponsored ADR	10,967	189,729
*	Baozun, Inc., Class A	2,300	13,276
	BBMG Corp., Class H	767,000	128,874
	Bear Electric Appliance Co. Ltd., Class A	2,000	17,847
	Befar Group Co. Ltd., Class A	48,200	63,246
	Beibuwan Port Co. Ltd., Class A	10,100	11,761
*	BeiGene Ltd.	6,300	174,211
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	10,600	19,304
	Beijing Capital Development Co. Ltd., Class A	50,627	38,891
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	88,184
*	Beijing Capital International Airport Co. Ltd., Class H	786,000	511,108
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	22,500	52,750
	Beijing Dabeinong Technology Group Co. Ltd., Class A	40,600	54,445
#*	Beijing Energy International Holding Co. Ltd.	1,960,000	74,056
	Beijing Enlight Media Co. Ltd., Class A	24,998	36,577
*	Beijing Enterprises Clean Energy Group Ltd.	9,445,714	126,969
	Beijing Enterprises Holdings Ltd.	196,000	753,402
	Beijing Enterprises Water Group Ltd.	1,844,000	704,840
*††	Beijing Gas Blue Sky Holdings Ltd.	2,136,000	11,942
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,390	33,976
*	Beijing Health Holdings Ltd.	1,836,000	23,138
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	44,992
	Beijing Jingneng Clean Energy Co. Ltd., Class H	466,000	140,857
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	8,589
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	2,500	12,109
	Beijing New Building Materials PLC, Class A	26,300	115,895
	Beijing North Star Co. Ltd., Class H	286,000	45,889
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	28,522

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CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	15,100	$20,802
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	105,291
	Beijing Originwater Technology Co. Ltd., Class A	77,800	84,679
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	58,600	55,773
	Beijing Shiji Information Technology Co. Ltd., Class A	13,300	49,227
*	Beijing Shougang Co. Ltd., Class A	53,700	48,294
	Beijing Shunxin Agriculture Co. Ltd., Class A	6,300	32,084
	Beijing Sinnet Technology Co. Ltd., Class A	26,200	54,080
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,700	16,957
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	21,840
	Beijing SuperMap Software Co. Ltd., Class A	6,600	23,903
	Beijing Thunisoft Corp. Ltd., Class A	19,159	32,068
	Beijing Tongrentang Co. Ltd., Class A	12,346	61,870
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	26,079
	Beijing Yanjing Brewery Co. Ltd., Class A	53,400	55,406
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	16,500	28,865
#	Best Pacific International Holdings Ltd.	180,000	54,995
	Bestsun Energy Co. Ltd., Class A	42,700	32,586
	Betta Pharmaceuticals Co. Ltd., Class A	2,200	27,207
	Better Life Commercial Chain Share Co. Ltd., Class A	22,300	23,435
	BGI Genomics Co. Ltd., Class A	3,300	45,910
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	44,975
	BII Railway Transportation Technology Holdings Co. Ltd.	104,000	7,726
*	Bilibili, Inc., Class Z	1,640	120,172
	Blue Sail Medical Co. Ltd., Class A	16,800	37,967
*	Bluedon Information Security Technology Co. Ltd., Class A	41,200	21,412
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	57,800	45,203
	BOC International China Co. Ltd., Class A	17,700	36,724
	BOE Technology Group Co. Ltd., Class A	316,800	243,392
*	Bohai Leasing Co. Ltd., Class A	144,400	59,317
	Bosideng International Holdings Ltd.	1,184,000	917,426
	Bright Dairy & Food Co. Ltd., Class A	22,800	49,638
	Bright Real Estate Group Co. Ltd., Class A	44,700	15,222
*††	Brilliance China Automotive Holdings Ltd.	1,032,000	341,592
	B-Soft Co. Ltd., Class A	6,045	7,546
*	BTG Hotels Group Co. Ltd., Class A	21,200	81,008
	BYD Co. Ltd., Class H	74,000	2,830,321
	By-health Co. Ltd., Class A	7,900	31,448
#	C C Land Holdings Ltd.	758,499	169,987
	C&S Paper Co. Ltd., Class A	22,100	58,803
*	CA Cultural Technology Group Ltd.	173,000	13,563
	Cabbeen Fashion Ltd.	101,000	41,403
	Caitong Securities Co. Ltd., Class A	35,900	57,533
	Camel Group Co. Ltd., Class A	41,308	84,482
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	14,900	22,996
	Canny Elevator Co. Ltd., Class A	13,800	15,733
*Ω	CanSino Biologics, Inc., Class H	1,400	35,804
	Canvest Environmental Protection Group Co. Ltd.	166,000	95,335
*	Capital Environment Holdings Ltd.	1,420,000	33,226
	Carrianna Group Holdings Co. Ltd.	214,000	18,957
	CCS Supply Chain Management Co. Ltd., Class A	10,500	8,903
	CECEP Solar Energy Co. Ltd., Class A	68,300	119,058
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	22,698
	CECEP Wind-Power Corp., Class A	92,400	106,508
	Central China Management Co. Ltd.	355,000	54,765
	Central China Real Estate Ltd.	355,000	53,367
	Central China Securities Co. Ltd., Class H	241,000	44,216
	CETC Digital Technology Co. Ltd., Class A	10,600	55,475

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	CGN New Energy Holdings Co. Ltd.	866,000	$810,554
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	31,622
Ω	CGN Power Co. Ltd., Class H	841,000	226,395
	Chacha Food Co. Ltd., Class A	6,900	61,459
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	23,770
	Changchun High & New Technology Industry Group, Inc., Class A	2,300	98,066
	Changjiang Securities Co. Ltd., Class A	53,700	60,738
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	6,000	8,783
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	42,876
	Chaowei Power Holdings Ltd.	302,000	88,977
	Chaozhou Three-Circle Group Co. Ltd., Class A	7,400	46,285
*	Cheetah Mobile, Inc., ADR	20,368	34,218
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	5,500	10,766
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	23,322
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	3,300	3,891
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	30,699
	Chengdu Wintrue Holding Co. Ltd., Class A	13,100	32,808
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	30,948
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	11,500	29,221
	China Aerospace International Holdings Ltd.	690,000	51,403
#	China Aircraft Leasing Group Holdings Ltd.	85,000	58,799
	China Aoyuan Group Ltd.	702,000	277,248
	China Baoan Group Co. Ltd., Class A	48,800	160,072
	China BlueChemical Ltd., Class H	924,000	308,968
*	China Boton Group Co. Ltd.	130,000	46,397
	China Building Material Test & Certification Group Co. Ltd., Class A	4,620	13,400
*	China CAMC Engineering Co. Ltd., Class A	30,400	30,689
	China Chengtong Development Group Ltd.	788,000	18,026
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	502,006
	China CITIC Bank Corp. Ltd., Class H	1,089,000	477,689
	China Coal Energy Co. Ltd., Class H	804,000	490,509
††	China Common Rich Renewable Energy Investments Ltd.	190,000	22,894
	China Communications Services Corp. Ltd., Class H	916,000	506,383
	China Conch Venture Holdings Ltd.	428,000	2,079,800
	China Construction Bank Corp., Class H	10,898,000	7,416,968
	China CSSC Holdings Ltd., Class A	14,000	49,193
*	China CYTS Tours Holding Co. Ltd., Class A	8,700	13,588
	China Datang Corp. Renewable Power Co. Ltd., Class H	865,000	365,960
#*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	15,507
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	70,000	9,956
*	China Dili Group	671,599	164,842
	China Dongxiang Group Co. Ltd.	1,499,000	157,474
*	China Eastern Airlines Corp. Ltd., ADR	1,000	19,330
*	China Eastern Airlines Corp. Ltd., Class H	736,000	288,772
#	China Education Group Holdings Ltd.	169,000	288,878
*	China Electronics Huada Technology Co. Ltd.	276,000	27,946
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	45,878
#	China Energy Engineering Corp. Ltd., Class H	726,000	107,038
	China Enterprise Co. Ltd., Class A	69,300	30,851
	China Everbright Bank Co. Ltd., Class H	849,000	298,560
	China Everbright Environment Group Ltd.	920,111	632,075
#Ω	China Everbright Greentech Ltd.	282,000	99,165
	China Everbright Ltd.	398,000	447,532
	China Everbright Water Ltd.	52,712	12,582
	China Express Airlines Co. Ltd., Class A	13,700	23,523
Ω	China Feihe Ltd.	511,000	848,410
*	China Film Co. Ltd., Class A	31,441	57,756
*††	China Financial Services Holdings Ltd.	19,600	1,606
	China Foods Ltd.	576,000	220,076

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Fortune Land Development Co. Ltd., Class A	103,950	$59,805
	China Galaxy Securities Co. Ltd., Class H	954,500	531,443
	China Gas Holdings Ltd.	549,400	1,371,313
	China Glass Holdings Ltd.	202,000	59,223
*	China Grand Automotive Services Group Co. Ltd., Class A	77,200	32,306
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	344,000	275,446
	China Great Wall Securities Co. Ltd., Class A	28,400	50,735
	China Greatwall Technology Group Co. Ltd., Class A	11,800	24,816
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	5,039
	China Hanking Holdings Ltd.	274,000	49,911
	China Harmony Auto Holding Ltd.	382,500	195,627
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	30,681
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	129,468
	China Hongqiao Group Ltd.	627,000	696,629
*††Ω	China Huarong Asset Management Co. Ltd., Class H	3,800,000	373,626
††	China Huiyuan Juice Group Ltd.	324,500	14,622
Ω	China International Capital Corp. Ltd., Class H	365,200	904,151
	China International Marine Containers Group Co. Ltd., Class H	217,800	431,523
#	China Isotope & Radiation Corp.	8,000	22,768
	China Jinmao Holdings Group Ltd.	1,994,000	582,544
	China Jushi Co. Ltd., Class A	66,065	197,365
#	China Kepei Education Group Ltd.	110,000	60,649
	China Kings Resources Group Co. Ltd., Class A	8,381	55,563
	China Lesso Group Holdings Ltd.	742,000	1,146,885
#	China Life Insurance Co. Ltd., ADR	7,800	67,236
	China Life Insurance Co. Ltd., Class H	495,000	859,948
	China Lilang Ltd.	281,000	160,067
*Ω	China Literature Ltd.	54,600	378,841
#*Ω	China Logistics Property Holdings Co. Ltd.	162,000	87,016
	China Longyuan Power Group Corp. Ltd., Class H	728,000	1,702,818
*	China Maple Leaf Educational Systems Ltd.	350,000	56,058
	China Medical System Holdings Ltd.	746,000	1,263,141
	China Meheco Co. Ltd., Class A	29,100	50,625
	China Meidong Auto Holdings Ltd.	226,000	1,167,477
	China Mengniu Dairy Co. Ltd.	481,000	3,060,393
	China Merchants Bank Co. Ltd., Class H	620,500	5,199,876
	China Merchants Energy Shipping Co. Ltd., Class A	87,720	62,719
	China Merchants Land Ltd.	654,000	73,054
	China Merchants Port Holdings Co. Ltd.	546,675	911,405
Ω	China Merchants Securities Co. Ltd., Class H	51,220	80,924
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	40,285
#	China Minsheng Banking Corp. Ltd., Class H	958,900	380,200
#	China Modern Dairy Holdings Ltd.	922,000	173,930
	China Molybdenum Co. Ltd., Class H	621,000	383,904
	China National Accord Medicines Corp. Ltd., Class A	10,100	52,878
	China National Building Material Co. Ltd., Class H	1,810,350	2,268,899
	China National Medicines Corp. Ltd., Class A	13,900	66,215
	China National Nuclear Power Co. Ltd., Class A	285,772	306,270
Ω	China New Higher Education Group Ltd.	196,000	98,243
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	57,900	46,497
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	165,762
*	China Oceanwide Holdings Ltd.	1,074,000	17,575
*	China Oil & Gas Group Ltd.	2,268,000	140,647
	China Oilfield Services Ltd., Class H	684,000	654,154
	China Oriental Group Co. Ltd.	596,000	167,741
	China Overseas Grand Oceans Group Ltd.	774,000	371,093
	China Overseas Land & Investment Ltd.	1,374,000	3,030,434
	China Overseas Property Holdings Ltd.	665,000	597,439

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	814,800	$2,491,554
	China Petroleum & Chemical Corp., ADR	510	24,827
	China Petroleum & Chemical Corp., Class H	2,528,000	1,231,724
	China Pioneer Pharma Holdings Ltd.	237,000	35,271
	China Power International Development Ltd.	1,000,999	502,891
*††	China Properties Group Ltd.	81,000	3,240
	China Publishing & Media Co. Ltd., Class A	24,900	21,118
	China Railway Group Ltd., Class H	995,000	486,053
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	41,643
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	506,000	177,507
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	26,946
#*	China Rare Earth Holdings Ltd.	768,399	80,955
	China Reinsurance Group Corp., Class H	2,090,000	217,344
Ω	China Renaissance Holdings Ltd.	28,000	67,664
	China Resources Beer Holdings Co. Ltd.	189,807	1,567,205
	China Resources Cement Holdings Ltd.	1,088,000	914,904
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	29,700	52,977
	China Resources Gas Group Ltd.	400,000	2,146,936
	China Resources Land Ltd.	1,014,000	3,939,865
	China Resources Medical Holdings Co. Ltd.	337,000	236,421
Ω	China Resources Pharmaceutical Group Ltd.	552,500	265,778
	China Resources Power Holdings Co. Ltd.	344,690	892,134
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	25,580	96,436
	China Sanjiang Fine Chemicals Co. Ltd.	461,000	138,977
	China SCE Group Holdings Ltd.	1,173,000	365,830
	China Science Publishing & Media Ltd., Class A	10,400	13,369
#*	China Shanshui Cement Group Ltd.	204,000	52,472
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	82,101
	China Shenhua Energy Co. Ltd., Class H	1,060,500	2,280,388
	China Shineway Pharmaceutical Group Ltd.	147,000	140,930
	China Shuifa Singyes Energy Holdings Ltd.	342,000	94,567
*	China Silver Group Ltd.	554,000	42,418
#	China South City Holdings Ltd.	1,822,000	135,794
	China South Publishing & Media Group Co. Ltd., Class A	32,100	41,079
*	China Southern Airlines Co. Ltd., Sponsored ADR	2,392	72,334
#*	China Southern Airlines Co. Ltd., Class H	850,000	516,895
	China State Construction Engineering Corp. Ltd., Class A	270,029	196,456
	China State Construction International Holdings Ltd.	114,000	116,801
*	China Sunshine Paper Holdings Co. Ltd.	260,000	58,926
	China Suntien Green Energy Corp. Ltd., Class H	395,000	313,932
	China Taiping Insurance Holdings Co. Ltd.	613,000	932,796
	China Tian Lun Gas Holdings Ltd.	73,500	68,036
#*	China Tianrui Group Cement Co. Ltd.	28,000	24,053
*	China Tianying, Inc., Class A	79,700	59,105
	China Tourism Group Duty Free Corp. Ltd., Class A	4,200	175,908
Ω	China Tower Corp. Ltd., Class H	11,298,000	1,464,207
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,066,000	507,245
	China TransInfo Technology Co. Ltd., Class A	23,100	48,274
*	China Travel International Investment Hong Kong Ltd.	966,000	140,128
*	China Tungsten & Hightech Materials Co. Ltd., Class A	10,500	21,769
	China Vanke Co. Ltd., Class H	456,884	1,067,477
#Ω	China Vast Industrial Urban Development Co. Ltd.	191,000	55,223
*	China Vered Financial Holding Corp. Ltd.	2,070,000	19,167
	China Water Affairs Group Ltd.	244,000	250,775
	China West Construction Group Co. Ltd., Class A	32,100	36,040
*††	China Wood Optimization Holding Ltd.	56,000	4,858
	China World Trade Center Co. Ltd., Class A	11,800	25,091
Ω	China Xinhua Education Group Ltd.	71,000	15,128
	China XLX Fertiliser Ltd.	218,000	153,009

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Yangtze Power Co. Ltd., Class A	66,200	$220,003
	China Yongda Automobiles Services Holdings Ltd.	280,500	446,296
#Ω	China Yuhua Education Corp. Ltd.	338,000	153,189
#*	China ZhengTong Auto Services Holdings Ltd.	506,000	61,714
	China Zhenhua Group Science & Technology Co. Ltd., Class A	7,200	116,602
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	40,900	16,970
*	China Zhongwang Holdings Ltd.	809,600	174,812
	Chinasoft International Ltd.	758,000	1,265,655
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	63,413
*	Chongqing Brewery Co. Ltd., Class A	2,500	58,649
	Chongqing Changan Automobile Co. Ltd., Class A	49,980	152,859
	Chongqing Department Store Co. Ltd., Class A	11,000	39,571
	Chongqing Dima Industry Co. Ltd., Class A	47,700	17,224
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	16,268	42,865
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	43,870
	Chongqing Rural Commercial Bank Co. Ltd., Class H	935,000	336,336
	Chongqing Zhifei Biological Products Co. Ltd., Class A	5,700	134,003
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,900	18,343
	Chow Tai Seng Jewellery Co. Ltd., Class A	10,800	31,879
	Chu Kong Shipping Enterprises Group Co. Ltd.	160,000	19,514
	CIFI Ever Sunshine Services Group Ltd.	42,000	74,948
	CIFI Holdings Group Co. Ltd.	1,217,305	675,699
	CIMC Enric Holdings Ltd.	294,000	378,056
*	Cinda Real Estate Co. Ltd., Class A	61,100	30,656
	Cisen Pharmaceutical Co. Ltd., Class A	14,900	27,970
*	CITIC Guoan Information Industry Co. Ltd., Class A	118,600	41,624
	CITIC Ltd.	771,000	772,384
*	CITIC Resources Holdings Ltd.	1,542,000	108,589
	CITIC Securities Co. Ltd., Class H	226,500	575,074
*	Citychamp Watch & Jewellery Group Ltd.	758,000	127,781
	CMGE Technology Group Ltd.	104,000	40,562
	CMST Development Co. Ltd., Class A	63,900	61,065
	CNHTC Jinan Truck Co. Ltd., Class A	20,440	42,307
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	25,900	55,800
	CNOOC Energy Technology & Services Ltd., Class A	53,200	24,015
	COFCO Biotechnology Co. Ltd., Class A	60,100	100,055
#	COFCO Joycome Foods Ltd.	781,000	302,270
	COFCO Sugar Holding Co. Ltd., Class A	34,300	52,118
#*Ω	Cogobuy Group	206,000	75,662
#	Colour Life Services Group Co. Ltd.	231,360	40,522
#	Comba Telecom Systems Holdings Ltd.	188,000	52,349
	Concord New Energy Group Ltd.	2,470,000	260,468
	Consun Pharmaceutical Group Ltd.	207,000	88,710
	Contemporary Amperex Technology Co. Ltd., Class A	11,700	1,172,013
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	19,867
*	Coolpad Group Ltd.	858,900	45,094
	COSCO SHIPPING Development Co. Ltd., Class H	1,204,000	233,964
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	470,000	207,703
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	1,210,300	1,874,642
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	71,887
	COSCO SHIPPING Ports Ltd.	782,182	651,077
*Ω	Cosmo Lady China Holdings Co. Ltd.	196,000	14,116
	Country Garden Holdings Co. Ltd.	2,759,592	2,596,795
	Country Garden Services Holdings Co. Ltd.	282,712	2,176,453
	CP Pokphand Co. Ltd.	3,320,000	469,837
	CPMC Holdings Ltd.	299,000	146,100
	CQ Pharmaceutical Holding Co. Ltd., Class A	26,700	19,946
#*	Crazy Sports Group Ltd.	846,000	42,574
Ω	CSC Financial Co. Ltd., Class H	101,000	106,765

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CSG Holding Co. Ltd., Class A	62,295	$88,046
	CSPC Pharmaceutical Group Ltd.	3,244,800	3,385,948
	CSSC Science & Technology Co. Ltd., Class A	10,000	19,996
	CTS International Logistics Corp. Ltd., Class A	45,970	88,602
*	CWT International Ltd.	1,480,000	16,929
*	Cybernaut International Holdings Co. Ltd.	316,000	7,755
	D&O Home Collection Co. Ltd., Class A	6,500	12,905
	Da Ming International Holdings Ltd.	36,000	16,636
	Daan Gene Co. Ltd., Class A	6,400	19,229
#	DaFa Properties Group Ltd.	15,000	9,719
Ω	Dali Foods Group Co. Ltd.	752,500	418,978
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	60,800	36,659
	Daqin Railway Co. Ltd., Class A	167,965	166,660
	Dare Power Dekor Home Co. Ltd., Class A	17,700	32,328
	Dashang Co. Ltd., Class A	5,700	17,342
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	8,924	49,309
	Datang International Power Generation Co. Ltd., Class H	592,000	106,990
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	30,834
*	Dazhong Transportation Group Co. Ltd., Class A	59,100	30,472
	Dazzle Fashion Co. Ltd., Class A	4,800	14,042
	DBG Technology Co. Ltd., Class A	14,100	30,650
	Dexin China Holdings Co. Ltd.	121,000	40,594
	DHC Software Co. Ltd., Class A	57,800	62,690
	Dian Diagnostics Group Co. Ltd., Class A	1,100	5,534
#	Differ Group Holding Co. Ltd.	904,000	218,066
	Digital China Group Co. Ltd., Class A	15,500	36,180
	Digital China Holdings Ltd.	344,000	185,451
	Digital China Information Service Co. Ltd., Class A	17,800	31,018
	Dong-E-E-Jiao Co. Ltd., Class A	13,500	85,565
	Dongfang Electric Corp. Ltd., Class H	168,400	268,703
*	Dongfang Electronics Co. Ltd., Class A	26,700	25,601
	Dongfeng Motor Group Co. Ltd., Class H	952,000	886,652
	Dongguan Development Holdings Co. Ltd., Class A	12,200	19,411
	Dongjiang Environmental Co. Ltd., Class H	104,400	47,629
	Dongxing Securities Co. Ltd., Class A	27,600	47,271
	Dongyue Group Ltd.	894,000	2,079,991
*	DouYu International Holdings Ltd., ADR	34,662	109,185
	Dynagreen Environmental Protection Group Co. Ltd., Class H	88,000	44,907
	East Group Co. Ltd., Class A	21,700	35,127
	East Money Information Co. Ltd., Class A	11,880	61,093
*	E-Commodities Holdings Ltd.	948,000	100,271
	Elion Energy Co. Ltd., Class A	40,170	31,147
	ENN Energy Holdings Ltd.	113,600	1,957,155
	ENN Natural Gas Co. Ltd., Class A	40,000	115,158
*Ω	ESR Cayman Ltd.	194,800	630,347
	Essex Bio-technology Ltd.	122,000	83,042
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	50,111
	EVA Precision Industrial Holdings Ltd.	414,000	72,300
	Eve Energy Co. Ltd., Class A	3,611	64,008
*	Everbright Jiabao Co. Ltd., Class A	35,500	14,362
#Ω	Everbright Securities Co. Ltd., Class H	80,600	62,945
*	EverChina International Holdings Co. Ltd.	335,000	8,014
*	Fang Holdings Ltd., ADR	930	5,413
	Fangda Carbon New Material Co. Ltd., Class A	52,700	88,567
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	80,640
*	Fangdd Network Group Ltd.	4,407	4,715
#	Fanhua, Inc., Sponsored ADR	13,109	173,825
	Fantasia Holdings Group Co. Ltd.	753,000	54,197
	Far East Horizon Ltd.	1,030,000	982,047

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	FAWER Automotive Parts Co. Ltd., Class A	20,400	$18,057
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	26,200	70,502
	Fibocom Wireless, Inc., Class A	3,800	27,357
*	FIH Mobile Ltd.	1,512,000	235,202
	Financial Street Holdings Co. Ltd., Class A	69,000	63,240
#	FinVolution Group, ADR	1,600	9,792
	First Capital Securities Co. Ltd., Class A	45,400	48,451
	First Tractor Co. Ltd., Class H	102,000	51,421
	Flat Glass Group Co. Ltd., Class H	116,000	621,838
	Focus Media Information Technology Co. Ltd., Class A	59,500	68,183
	Focused Photonics Hangzhou, Inc., Class A	5,000	14,452
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	13,650	249,948
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	16,500	26,390
	Fosun International Ltd.	685,072	802,642
	Founder Securities Co. Ltd., Class A	80,100	102,138
	Fu Jian Anjoy Foods Co. Ltd., Class A	900	28,436
	Fu Shou Yuan International Group Ltd.	355,000	304,773
	Fuan Pharmaceutical Group Co. Ltd., Class A	23,900	14,750
	Fufeng Group Ltd.	815,000	282,131
††	Fuguiniao Co. Ltd.	37,997	0
	Fujian Funeng Co. Ltd., Class A	13,300	37,186
	Fujian Longking Co. Ltd., Class A	33,901	43,043
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	4,400	8,607
	Fujian Star-net Communication Co. Ltd., Class A	9,800	33,533
	Fujian Sunner Development Co. Ltd., Class A	23,000	80,748
#*	Fullshare Holdings Ltd.	2,525,000	35,269
#	Fusen Pharmaceutical Co. Ltd.	24,000	7,886
#*	Futu Holdings Ltd., ADR	4,964	265,673
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	234,000	1,347,301
Ω	Ganfeng Lithium Co. Ltd., Class H	2,800	52,460
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	69,800	34,481
	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	35,891
	Gansu Shangfeng Cement Co. Ltd., Class A	19,900	54,047
	G-bits Network Technology Xiamen Co. Ltd., Class A	600	32,029
*	GCL New Energy Holdings Ltd.	1,916,000	89,801
#*††	GCL-Poly Energy Holdings Ltd.	4,837,000	923,198
#*	GDS Holdings Ltd., ADR	4,561	270,923
*	GDS Holdings Ltd., Class A	56,100	421,313
	Geely Automobile Holdings Ltd.	1,669,000	5,792,497
	GEM Co. Ltd., Class A	43,800	74,498
	Gemdale Corp., Class A	55,500	88,018
	Gemdale Properties & Investment Corp. Ltd.	1,916,000	186,480
Ω	Genertec Universal Medical Group Co. Ltd.	474,000	357,599
*	Genimous Technology Co. Ltd., Class A	34,000	32,150
	Getein Biotech, Inc., Class A	5,740	15,696
	GF Securities Co. Ltd., Class H	338,800	574,644
	Giant Network Group Co. Ltd., Class A	35,100	54,442
	Gigadevice Semiconductor Beijing, Inc., Class A	980	25,987
*	Glorious Property Holdings Ltd.	1,282,000	39,873
*	Glory Sun Financial Group Ltd.	348,000	12,055
	GoerTek, Inc., Class A	24,800	168,437
	Goldcard Smart Group Co. Ltd.	9,300	15,748
	Golden Eagle Retail Group Ltd.	273,000	237,501
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	27,316
	GoldenHome Living Co. Ltd., Class A	3,640	17,046
	Goldenmax International Technology Ltd., Class A	9,000	18,739
	Goldpac Group Ltd.	120,000	27,494
#*	GOME Retail Holdings Ltd.	2,956,000	299,636
*	Gosuncn Technology Group Co. Ltd., Class A	16,800	11,688

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Gotion High-tech Co. Ltd., Class A	10,360	$95,408
*	Grand Baoxin Auto Group Ltd.	386,164	43,352
	Grandblue Environment Co. Ltd., Class A	4,400	15,188
*	Grandjoy Holdings Group Co. Ltd., Class A	63,200	32,495
#	Great Wall Motor Co. Ltd., Class H	630,000	2,834,713
	Greattown Holdings Ltd., Class A	69,200	38,294
	Greatview Aseptic Packaging Co. Ltd.	481,000	197,607
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	175,791
*	Gree Real Estate Co. Ltd., Class A	23,800	24,999
	Greenland Holdings Corp. Ltd., Class A	116,970	75,143
	Greenland Hong Kong Holdings Ltd.	549,000	116,746
#	Greentown China Holdings Ltd.	317,500	437,435
#	Greentown Service Group Co. Ltd.	372,000	368,252
	GRG Banking Equipment Co. Ltd., Class A	25,300	40,920
*	Guangdong Advertising Group Co. Ltd., Class A	30,400	21,554
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	25,390
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,500	11,971
	Guangdong Haid Group Co. Ltd., Class A	11,700	119,868
*	Guangdong HEC Technology Holding Co. Ltd., Class A	74,100	122,886
	Guangdong Hongda Blasting Co. Ltd., Class A	7,300	31,437
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	17,612
	Guangdong Investment Ltd.	396,000	497,916
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,100	22,830
	Guangdong Land Holdings Ltd.	136,000	13,604
	Guangdong Provincial Expressway Development Co. Ltd., Class A	12,000	13,322
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	13,100	10,708
	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	11,647
	Guangdong South New Media Co. Ltd., Class A	2,800	20,719
	Guangdong Tapai Group Co. Ltd., Class A	34,600	54,407
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	7,200	25,181
*	Guangdong Yueyun Transportation Co. Ltd., Class H	37,000	5,577
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	9,900	13,025
*	Guanghui Energy Co. Ltd., Class A	184,000	189,896
*	Guangshen Railway Co. Ltd., Sponsored ADR	600	5,282
*	Guangshen Railway Co. Ltd., Class H	672,000	118,295
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	50,080
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	12,200	29,023
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	95,300	45,403
	Guangzhou Automobile Group Co. Ltd., Class H	769,200	726,094
	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	81,593
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	166,860
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	5,100	20,508
	Guangzhou Haige Communications Group, Inc. Co., Class A	45,400	66,971
	Guangzhou KDT Machinery Co. Ltd., Class A	3,900	18,229
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	3,300	59,230
#	Guangzhou R&F Properties Co. Ltd., Class H	740,800	463,410
	Guangzhou Restaurant Group Co. Ltd., Class A	6,720	23,849
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,400	64,043
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,190	82,094
	Guangzhou Wondfo Biotech Co. Ltd., Class A	2,340	12,681
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	18,495	22,329
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	6,000	9,284
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	15,172
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	15,700	10,736
	Guizhou Gas Group Corp. Ltd., Class A	21,400	33,134
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	42,371	50,943
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,300	51,384
#	Guolian Securities Co. Ltd., Class H	130,000	63,532
	Guomai Technologies, Inc., Class A	8,500	7,608

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guosen Securities Co. Ltd., Class A	9,100	$16,219
*	Guosheng Financial Holding, Inc., Class A	32,300	47,149
*Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	89,286
	Guoyuan Securities Co. Ltd., Class A	80,730	93,529
*Ω	Haichang Ocean Park Holdings Ltd.	628,000	158,863
	Haier Smart Home Co. Ltd., Class A	47,100	200,137
	Haier Smart Home Co. Ltd., Class H	743,999	2,770,424
*	Hailiang Education Group, Inc., ADR	3,061	93,361
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	16,087
*	Hainan Meilan International Airport Co. Ltd., Class H	50,000	202,323
	Hainan Strait Shipping Co. Ltd., Class A	20,250	17,874
	Haisco Pharmaceutical Group Co. Ltd., Class A	6,200	16,333
	Haitian International Holdings Ltd.	270,000	786,913
	Haitong Securities Co. Ltd., Class H	488,400	434,491
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	230,000	31,636
	Hand Enterprise Solutions Co. Ltd., Class A	15,900	16,402
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	24,500	122,683
	Hangcha Group Co. Ltd., Class A	11,640	30,134
	Hangjin Technology Co. Ltd., Class A	7,000	37,216
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	19,581
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	64,700	41,267
	Hangzhou Century Co. Ltd., Class A	10,200	9,808
	Hangzhou First Applied Material Co. Ltd., Class A	2,520	56,552
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	21,100	85,545
	Hangzhou Robam Appliances Co. Ltd., Class A	11,500	56,259
	Hangzhou Silan Microelectronics Co. Ltd., Class A	10,900	105,113
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,400	37,269
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	3,400	66,312
	Han’s Laser Technology Industry Group Co. Ltd., Class A	18,100	121,407
Ω	Hansoh Pharmaceutical Group Co. Ltd.	86,000	191,188
#*Ω	Harbin Bank Co. Ltd., Class H	359,000	36,931
	Harbin Boshi Automation Co. Ltd., Class A	13,300	25,358
	Harbin Electric Co. Ltd., Class H	312,000	131,986
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	28,000	10,460
††	Harmonicare Medical Holdings Ltd.	99,000	4,867
	HBIS Resources Co. Ltd., Class A	12,100	27,200
#*	HC Group, Inc.	226,000	23,324
	Health & Happiness H&H International Holdings Ltd.	108,500	253,964
	Hebei Chengde Lolo Co., Class A	17,700	28,594
	Hebei Construction Group Corp. Ltd., Class H	8,500	2,150
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	21,100	70,898
	Hefei Meiya Optoelectronic Technology, Inc., Class A	1,500	9,486
	Heilongjiang Agriculture Co. Ltd., Class A	35,000	75,265
#	Hello Group, Inc.	56,336	701,383
	Henan Lingrui Pharmaceutical Co., Class A	6,200	10,364
	Henan Pinggao Electric Co. Ltd., Class A	37,500	51,726
*	Henan Senyuan Electric Co. Ltd., Class A	28,300	11,487
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	78,952
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,500	172,803
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	17,112
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	25,157
	Henderson Investment Ltd.	129,000	6,132
	Hengan International Group Co. Ltd.	270,000	1,411,002
*	Hengdeli Holdings Ltd.	1,112,000	40,751
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	68,590
	Hengli Petrochemical Co. Ltd., Class A	60,700	209,315
	Hengtong Optic-electric Co. Ltd., Class A	37,500	89,178
	Hengyi Petrochemical Co. Ltd., Class A	74,250	127,073
	Hesteel Co. Ltd., Class A	335,900	129,074

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hexing Electrical Co. Ltd., Class A	15,400	$28,322
*	Hi Sun Technology China Ltd.	819,000	110,526
	Hisense Home Appliances Group Co. Ltd., Class H	74,000	79,482
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,500	61,679
*	Holitech Technology Co. Ltd., Class A	95,400	48,502
	Hongda Xingye Co. Ltd., Class A	56,700	48,079
	Hongfa Technology Co. Ltd., Class A	10,900	126,119
*	Honghua Group Ltd.	1,432,000	49,458
*††Ω	Honworld Group Ltd.	72,000	21,307
Ω	Hope Education Group Co. Ltd.	514,000	91,671
	Hopson Development Holdings Ltd.	347,600	943,235
††	Hua Han Health Industry Holdings Ltd.	1,174,000	16,975
*Ω	Hua Hong Semiconductor Ltd.	132,000	662,410
	Huaan Securities Co. Ltd., Class A	94,120	75,194
	Huabao International Holdings Ltd.	38,000	71,081
#	Huadian Power International Corp. Ltd., Class H	402,000	148,472
	Huadong Medicine Co. Ltd., Class A	28,080	160,311
	Huafa Industrial Co. Ltd. Zhuhai, Class A	44,900	36,901
	Huafon Chemical Co. Ltd., Class A	60,500	112,556
*	Huafon Microfibre Shanghai Technology Co. Ltd.	15,100	10,666
*	Huafu Fashion Co. Ltd., Class A	26,800	18,542
	Huagong Tech Co. Ltd., Class A	5,700	25,684
	Hualan Biological Engineering, Inc., Class A	9,569	44,446
#	Huaneng Power International, Inc., Class H	646,000	334,343
*	Huanxi Media Group Ltd.	20,000	3,808
	Huapont Life Sciences Co. Ltd., Class A	52,000	50,287
Ω	Huatai Securities Co. Ltd., Class H	221,600	329,544
*	Huawen Media Group, Class A	59,000	21,235
	Huaxi Securities Co. Ltd., Class A	51,300	72,502
	Huaxia Bank Co. Ltd., Class A	75,900	66,750
	Huaxin Cement Co. Ltd., Class A	33,600	87,632
	Huayu Automotive Systems Co. Ltd., Class A	38,951	163,243
#	Huazhong In-Vehicle Holdings Co. Ltd.	286,000	139,575
*	Huazhu Group Ltd., ADR	19,145	887,562
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,300	48,887
	Hubei Energy Group Co. Ltd., Class A	31,500	24,454
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	16,900	42,554
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	219,996
#	Huijing Holdings Co. Ltd.	36,000	8,850
*	Huishang Bank Corp. Ltd., Class H	268,400	91,399
	Humanwell Healthcare Group Co. Ltd., Class A	6,200	20,359
	Hunan Aihua Group Co. Ltd., Class A	5,600	31,209
*	Hunan Gold Corp. Ltd., Class A	43,400	73,465
	Hunan New Wellful Co. Ltd., Class A	12,800	13,883
*	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	21,200	18,577
	Hunan Valin Steel Co. Ltd., Class A	202,040	168,618
	Hundsun Technologies, Inc., Class A	2,520	24,742
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	62,200	123,611
#*	HUYA, Inc., ADR	11,534	94,809
	Hytera Communications Corp. Ltd., Class A	36,400	32,093
*	HyUnion Holding Co. Ltd., Class A	21,900	19,128
*Ω	iDreamSky Technology Holdings Ltd.	142,800	101,308
	Iflytek Co. Ltd., Class A	4,800	42,415
	IKD Co. Ltd., Class A	5,600	11,990
Ω	IMAX China Holding, Inc.	41,400	60,542
	Industrial & Commercial Bank of China Ltd., Class H	8,614,000	4,721,868
	Industrial Bank Co. Ltd., Class A	147,900	430,437
	Industrial Securities Co. Ltd., Class A	64,400	91,838
	Infore Environment Technology Group Co. Ltd., Class A	49,800	48,707

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	452,400	$198,854
	Inner Mongolia Eerduosi Resources Co. Ltd., Class A	15,000	69,539
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	143,500	114,946
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	34,530
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	35,700	239,339
	Inner Mongolia Yitai Coal Co. Ltd., Class H	52,800	40,038
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	93,946
*Ω	Innovent Biologics, Inc.	25,500	228,234
	Inspur Electronic Information Industry Co. Ltd., Class A	8,000	38,832
*	Inspur International Ltd.	132,000	56,943
*	Inspur Software Co. Ltd., Class A	8,000	15,120
#*	iQIYI, Inc., ADR	42,389	350,981
*	IRICO Group New Energy Co. Ltd., Class H	4,500	13,511
	Jafron Biomedical Co. Ltd., Class A	4,500	36,306
	Jason Furniture Hangzhou Co. Ltd., Class A	3,300	32,087
	JCET Group Co. Ltd., Class A	27,900	134,917
*	JD.com, Inc., ADR	9,094	711,878
*	JD.com, Inc., Class A	25,750	1,008,035
	Jiajiayue Group Co. Ltd., Class A	10,300	23,699
	Jiangling Motors Corp. Ltd., Class A	9,800	23,822
*	Jiangnan Group Ltd.	756,000	29,117
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	74,624
*	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	5,700	35,241
	Jiangsu Eastern Shenghong Co. Ltd., Class A	55,600	236,400
*	Jiangsu Etern Co. Ltd., Class A	25,300	15,361
	Jiangsu Expressway Co. Ltd., Class H	216,000	204,818
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	98,788
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,596	84,585
	Jiangsu Hengrui Medicine Co. Ltd., Class A	19,333	148,516
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,004	40,348
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	38,583	23,036
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	20,826
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	61,447
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	1,975	9,393
	Jiangsu Linyang Energy Co. Ltd., Class A	33,400	59,206
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	42,500
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	23,100	40,186
	Jiangsu Shagang Co. Ltd., Class A	51,900	50,360
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	406,174
	Jiangsu Yangnong Chemical Co. Ltd., Class A	7,600	139,739
	Jiangsu Yoke Technology Co. Ltd., Class A	2,500	29,772
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	11,100	61,137
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	40,600	39,294
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	54,300	32,487
	Jiangsu Zhongtian Technology Co. Ltd., Class A	37,700	59,580
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	78,200	39,208
	Jiangxi Copper Co. Ltd., Class H	345,000	602,480
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	3,300	7,142
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	29,933
	Jiangxi Zhengbang Technology Co. Ltd., Class A	74,100	115,911
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	30,422
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	15,400	16,873
*	Jiayin Group, Inc., ADR	2,700	10,260
#	Jiayuan International Group Ltd.	510,471	197,372
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	21,900	54,070
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	38,300	16,100
	Jinchuan Group International Resources Co. Ltd.	366,000	59,016
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	69,883

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jingrui Holdings Ltd.	262,000	$73,560
	Jingwei Textile Machinery Co. Ltd., Class A	17,144	21,401
	Jinke Properties Group Co. Ltd., Class A	44,400	30,811
#*	JinkoSolar Holding Co. Ltd., ADR	15,168	907,350
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	69,734
	Jinneng Science&Technology Co. Ltd., Class A	22,700	50,215
	Jinyu Bio-Technology Co. Ltd., Class A	9,900	24,639
	Jinyuan EP Co. Ltd., Class A	18,500	31,317
	JiuGui Liquor Co. Ltd., Class A	3,100	103,736
Ω	Jiumaojiu International Holdings Ltd.	50,000	125,167
	Jiuzhitang Co. Ltd., Class A	27,700	36,775
	Jizhong Energy Resources Co. Ltd., Class A	110,900	108,403
	JL Mag Rare-Earth Co. Ltd., Class A	5,920	36,217
	JNBY Design Ltd.	135,500	226,683
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	70,764
	Joinn Laboratories China Co. Ltd., Class A	2,380	59,387
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,600	105,182
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	6,600	37,641
	Joy City Property Ltd.	1,858,000	96,781
	Joyoung Co. Ltd., Class A	11,416	41,653
	JOYY, Inc., ADR	20,495	1,032,743
	JSTI Group, Class A	30,744	27,177
	Ju Teng International Holdings Ltd.	328,000	56,287
	Juewei Food Co. Ltd., Class A	4,700	48,306
	Juneyao Airlines Co. Ltd., Class A	46,500	115,559
#	Kaisa Group Holdings Ltd.	1,273,142	195,587
	Kaisa Prosperity Holdings Ltd.	12,750	27,014
	Kaiser China Cultural Co. Ltd., Class A	13,000	14,334
	Kaishan Group Co. Ltd., Class A	4,700	13,332
*Ω	Kangda International Environmental Co. Ltd.	244,000	25,786
#*	Kasen International Holdings Ltd.	310,000	28,449
	Kingboard Holdings Ltd.	273,500	1,191,860
	Kingboard Laminates Holdings Ltd.	697,000	1,092,623
	KingClean Electric Co. Ltd., Class A	3,500	13,659
*	Kingdee International Software Group Co. Ltd.	69,000	227,036
	Kingfa Sci & Tech Co. Ltd., Class A	24,500	44,939
	Kingsoft Corp. Ltd.	342,200	1,460,182
	Konka Group Co. Ltd., Class A	25,800	22,659
	KPC Pharmaceuticals, Inc., Class A	24,300	31,559
	Kunlun Energy Co. Ltd.	1,904,000	1,734,125
	Kunlun Tech Co. Ltd., Class A	16,900	49,169
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,100	8,937
	Kweichow Moutai Co. Ltd., Class A	5,138	1,466,173
	KWG Group Holdings Ltd.	651,500	567,921
	KWG Living Group Holdings Ltd.	325,750	219,438
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	24,879
	Lao Feng Xiang Co. Ltd., Class A	3,800	28,502
	Laobaixing Pharmacy Chain JSC, Class A	8,777	59,908
	LB Group Co. Ltd., Class A	32,000	142,254
	Lee & Man Chemical Co. Ltd.	38,000	47,017
	Lee & Man Paper Manufacturing Ltd.	696,000	523,117
	Lee’s Pharmaceutical Holdings Ltd.	116,500	54,661
Ω	Legend Holdings Corp., Class H	198,500	348,898
	Lenovo Group Ltd.	3,464,000	3,761,793
	Lens Technology Co. Ltd., Class A	48,000	159,709
	Leo Group Co. Ltd., Class A	145,700	51,919
	Lepu Medical Technology Beijing Co. Ltd., Class A	12,700	42,291
*	LexinFintech Holdings Ltd., ADR	38,480	205,483
	Leyard Optoelectronic Co. Ltd., Class A	75,300	110,692

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Li Ning Co. Ltd.	462,000	$5,098,196
*	Lianhua Supermarket Holdings Co. Ltd., Class H	64,000	7,738
	Liaoning Cheng Da Co. Ltd., Class A	20,500	65,245
	Lier Chemical Co. Ltd., Class A	6,500	22,972
*	Lifestyle China Group Ltd.	232,000	31,263
*	Lifetech Scientific Corp.	712,000	330,676
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	57,600	24,055
	Lingyi iTech Guangdong Co., Class A	80,300	83,680
*††	Link Motion, Inc., Sponsored ADR	31,632	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	14,000	17,813
	Livzon Pharmaceutical Group, Inc., Class H	36,971	121,781
	LK Technology Holdings Ltd.	67,250	167,811
	Logan Group Co. Ltd.	634,000	635,079
	Loncin Motor Co. Ltd., Class A	55,897	38,189
	Long Yuan Construction Group Co. Ltd., Class A	40,000	44,916
Ω	Longfor Group Holdings Ltd.	475,000	2,298,012
	LONGi Green Energy Technology Co. Ltd., Class A	59,360	905,060
	Lonking Holdings Ltd.	1,099,000	320,734
	Luenmei Quantum Co. Ltd., Class A	19,608	25,318
	Luolai Lifestyle Technology Co. Ltd., Class A	9,300	18,943
*	Luoniushan Co. Ltd., Class A	14,100	15,067
*	Luoyang Glass Co. Ltd., Class H	28,000	40,903
	Luxi Chemical Group Co. Ltd., Class A	47,000	120,605
	Luxshare Precision Industry Co. Ltd., Class A	24,909	150,637
#*Ω	Luye Pharma Group Ltd.	724,000	345,029
	Luzhou Laojiao Co. Ltd., Class A	9,000	321,058
#*	LVGEM China Real Estate Investment Co. Ltd.	376,000	85,342
	Maccura Biotechnology Co. Ltd., Class A	3,900	16,967
*	Macrolink Culturaltainment Development Co. Ltd., Class A	40,600	11,423
	Mango Excellent Media Co. Ltd., Class A	6,102	37,429
*Ω	Maoyan Entertainment	111,400	134,549
*	Maoye International Holdings Ltd.	446,000	15,955
*	Markor International Home Furnishings Co. Ltd., Class A	50,200	26,591
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	25,170
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	35,100	39,475
*Ω	Meitu, Inc.	603,000	131,593
*Ω	Meituan, Class B	22,600	769,047
	Metallurgical Corp. of China Ltd., Class H	834,000	231,327
	Microport Scientific Corp.	3,900	18,348
	Midea Group Co. Ltd., Class A	52,200	559,929
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,200	37,700
	Min Xin Holdings Ltd.	48,000	26,543
	Ming Yang Smart Energy Group Ltd., Class A	31,800	153,917
*	Mingfa Group International Co. Ltd.	299,000	17,240
	Minmetals Land Ltd.	846,000	86,773
Ω	Minsheng Education Group Co. Ltd.	92,000	13,304
	Minth Group Ltd.	494,000	1,963,374
*	Misho Ecology & Landscape Co. Ltd., Class A	11,600	4,618
	MLS Co. Ltd., Class A	32,700	71,164
*	MOBI Development Co. Ltd.	274,000	13,017
	Modern Land China Co. Ltd.	351,000	17,143
	Muyuan Foods Co. Ltd., Class A	38,867	347,549
*	Myhome Real Estate Development Group Co. Ltd., Class A	43,700	10,825
	MYS Group Co. Ltd., Class A	47,900	24,426
*	Nan Hai Corp. Ltd.	7,550,000	40,824
	NanJi E-Commerce Co. Ltd., Class A	47,100	52,670
	Nanjing Hanrui Cobalt Co. Ltd., Class A	2,300	28,409
	Nanjing Iron & Steel Co. Ltd., Class A	58,300	32,155
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	30,558

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing Securities Co. Ltd., Class A	25,800	$39,124
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	46,735
	NARI Technology Co. Ltd., Class A	45,120	274,732
	Natural Food International Holding Ltd.	98,000	6,664
*	NavInfo Co. Ltd., Class A	11,300	20,670
	NetDragon Websoft Holdings Ltd.	71,000	155,505
	NetEase, Inc., ADR	47,366	4,622,448
	New China Life Insurance Co. Ltd., Class H	290,300	837,484
*	New Hope Liuhe Co. Ltd., Class A	39,700	89,308
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	88,360	181,138
*	New Oriental Education & Technology Group, Inc.	42,000	85,058
*	New World Department Store China Ltd.	182,000	31,293
	Newland Digital Technology Co. Ltd., Class A	17,900	42,162
	Nexteer Automotive Group Ltd.	346,000	427,029
	Nine Dragons Paper Holdings Ltd.	946,000	1,189,595
	Ninestar Corp., Class A	14,400	82,534
	Ningbo Construction Co. Ltd., Class A	28,900	15,666
	Ningbo Huaxiang Electronic Co. Ltd., Class A	14,300	52,865
	Ningbo Joyson Electronic Corp., Class A	33,700	93,562
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,900	91,102
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	58,812
	Ningbo Tuopu Group Co. Ltd., Class A	9,300	75,723
	Ningbo Yunsheng Co. Ltd., Class A	34,900	57,343
	Ningbo Zhoushan Port Co. Ltd., Class A	111,900	65,535
	Ningxia Baofeng Energy Group Co. Ltd., Class A	44,100	100,960
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	43,925
*	NIO, Inc., ADR	5,516	217,386
*	Niu Technologies, Sponsored ADR	1,856	48,590
*	Noah Holdings Ltd., Sponsored ADR	3,563	151,463
	Norinco International Cooperation Ltd., Class A	27,600	32,379
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	43,706
*	North Industries Group Red Arrow Co. Ltd., Class A	10,600	44,086
	Northeast Pharmaceutical Group Co. Ltd., Class A	13,074	10,693
	Northeast Securities Co. Ltd., Class A	43,500	58,565
	NSFOCUS Technologies Group Co. Ltd., Class A	14,100	33,260
#*	NVC International Holdings Ltd.	1,091,000	24,162
*	Oceanwide Holdings Co. Ltd., Class A	82,800	23,032
*	Offcn Education Technology Co. Ltd., Class A	4,700	7,645
	Offshore Oil Engineering Co. Ltd., Class A	83,400	60,604
	OFILM Group Co. Ltd., Class A	46,000	53,737
	Oppein Home Group, Inc., Class A	1,400	27,855
	Opple Lighting Co. Ltd., Class A	10,400	31,497
	ORG Technology Co. Ltd., Class A	67,184	70,278
*	Orient Group, Inc., Class A	113,200	51,628
Ω	Orient Securities Co. Ltd., Class H	192,400	157,865
	Oriental Pearl Group Co. Ltd., Class A	69,700	84,157
*	Ourpalm Co. Ltd., Class A	51,000	30,989
	Ovctek China, Inc., Class A	1,680	17,886
*	Overseas Chinese Town Asia Holdings Ltd.	120,000	22,274
	Pacific Online Ltd.	129,000	23,850
*	Pacific Securities Co. Ltd., Class A	130,500	63,586
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	210,400	131,337
	PAX Global Technology Ltd.	334,000	334,000
	PCI Technology Group Co. Ltd., Class A	30,640	36,317
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	61,450
	People’s Insurance Co. Group of China Ltd., Class H	1,098,000	342,492
#	Perennial Energy Holdings Ltd.	80,000	16,406
	Perfect World Co. Ltd., Class A	17,000	46,097
	PetroChina Co. Ltd., Class H	3,612,000	1,741,516

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PharmaBlock Sciences Nanjing, Inc., Class A	1,560	$37,088
	PhiChem Corp., Class A	7,100	19,666
*	Phoenix Media Investment Holdings Ltd.	556,000	42,287
	Phoenix New Media Ltd., ADR	9,125	12,866
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,217,677
*	Pinduoduo, Inc., ADR	1,330	118,264
	Ping An Bank Co. Ltd., Class A	129,800	395,373
#*Ω	Ping An Healthcare & Technology Co. Ltd.	18,700	90,400
	Ping An Insurance Group Co. of China Ltd., Class H	908,000	6,503,758
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	93,929
*	Polaris Bay Group Co. Ltd., Class A	35,100	50,517
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	62,411
	Poly Property Group Co. Ltd.	982,000	242,245
#	Poly Property Services Co. Ltd., Class H	27,600	154,076
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,149,000	835,085
*	Pou Sheng International Holdings Ltd.	921,000	154,981
	Power Construction Corp. of China Ltd., Class A	153,500	197,514
	Powerlong Real Estate Holdings Ltd.	818,000	560,387
	Prinx Chengshan Holding Ltd.	10,000	9,278
	Proya Cosmetics Co. Ltd., Class A	1,200	37,664
	Q Technology Group Co. Ltd.	154,000	224,826
*Ω	Qeeka Home Cayman, Inc.	41,000	6,910
	Qianhe Condiment & Food Co. Ltd., Class A	5,160	19,839
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	20,891
	Qingdao Gon Technology Co. Ltd., Class A	4,700	17,223
	Qingdao Hanhe Cable Co. Ltd., Class A	29,200	19,695
Ω	Qingdao Port International Co. Ltd., Class H	81,000	40,712
	Qingdao Rural Commercial Bank Corp., Class A	104,500	62,419
	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	58,485
	Qingdao Topscomm Communication, Inc., Class A	6,800	7,318
	Qingling Motors Co. Ltd., Class H	330,000	74,305
	Qinhuangdao Port Co. Ltd., Class H	125,500	20,125
*	Qudian, Inc., Sponsored ADR	72,373	120,863
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	31,582
	Raisecom Technology Co. Ltd., Class A	5,700	5,392
	Rastar Group, Class A	39,100	18,800
	Raytron Technology Co. Ltd., Class A	1,700	19,211
	Realcan Pharmaceutical Group Co. Ltd., Class A	39,500	21,772
	Red Avenue New Materials Group Co. Ltd., Class A	3,400	29,098
*Ω	Red Star Macalline Group Corp. Ltd., Class H	145,068	81,379
#Ω	Redco Properties Group Ltd.	656,000	201,498
#	Redsun Properties Group Ltd.	229,000	66,040
	Renhe Pharmacy Co. Ltd., Class A	37,500	55,540
	REXLot Holdings Ltd.	4,800,000	2,406
	Rianlon Corp., Class A	4,200	25,654
	Risen Energy Co. Ltd., Class A	14,500	54,105
	RiseSun Real Estate Development Co. Ltd., Class A	117,500	78,800
	Road King Infrastructure Ltd.	83,000	84,097
	Rongan Property Co. Ltd., Class A	57,100	21,231
	Rongsheng Petrochemical Co. Ltd., Class A	73,050	196,746
#	Ronshine China Holdings Ltd.	254,500	102,914
	Runjian Co. Ltd., Class A	5,100	24,520
	SAIC Motor Corp. Ltd., Class A	38,465	122,068
	Sailun Group Co. Ltd., Class A	71,500	149,199
	Sanan Optoelectronics Co. Ltd., Class A	12,000	63,045
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,204	17,064
	Sangfor Technologies, Inc., Class A	900	28,468
	Sanquan Food Co. Ltd., Class A	14,960	45,398
	Sansteel Minguang Co. Ltd. Fujian, Class A	51,200	54,850

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	$421,030
	Sany Heavy Industry Co. Ltd., Class A	102,600	367,926
*	Saurer Intelligent Technology Co. Ltd., Class A	42,600	18,915
	SDIC Power Holdings Co. Ltd., Class A	35,400	58,338
	Sealand Securities Co. Ltd., Class A	118,519	71,500
	Seazen Group Ltd.	1,108,000	876,514
	Seazen Holdings Co. Ltd., Class A	52,300	279,407
	S-Enjoy Service Group Co. Ltd.	42,000	81,730
	SF Holding Co. Ltd., Class A	13,600	137,137
	SGIS Songshan Co. Ltd., Class A	57,100	39,518
	Shaanxi Coal Industry Co. Ltd., Class A	227,700	446,218
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	89,700	148,918
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	31,342	85,712
#	Shandong Chenming Paper Holdings Ltd., Class H	114,250	54,953
#Ω	Shandong Gold Mining Co. Ltd., Class H	165,250	298,766
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	10,600	41,392
	Shandong Hi-speed Co. Ltd., Class A	12,100	10,142
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	165,019
	Shandong Humon Smelting Co. Ltd., Class A	8,400	15,063
	Shandong Linglong Tyre Co. Ltd., Class A	15,500	85,686
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	13,500	21,218
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	6,300	15,708
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	153,670
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	18,820
	Shandong Publishing & Media Co. Ltd., Class A	21,300	20,372
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	115,172
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	664,000	1,131,011
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	116,200	56,841
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	18,900	31,390
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	167,900	52,787
	Shanghai AJ Group Co. Ltd., Class A	28,600	28,977
	Shanghai Bailian Group Co. Ltd., Class A	31,300	67,357
	Shanghai Baosight Software Co. Ltd., Class A	7,930	86,917
	Shanghai Construction Group Co. Ltd., Class A	167,228	85,488
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	5,075	14,765
	Shanghai Electric Group Co. Ltd., Class H	694,000	195,521
	Shanghai Electric Power Co. Ltd., Class A	16,600	28,723
	Shanghai Environment Group Co. Ltd., Class A	24,600	44,646
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	11,165	29,021
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	62,000	291,849
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	26,000	71,212
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	93,000	45,581
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	5,900	21,862
	Shanghai Industrial Development Co. Ltd., Class A	38,400	23,290
	Shanghai Industrial Holdings Ltd.	218,000	325,298
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	87,257
*	Shanghai International Airport Co. Ltd., Class A	5,000	41,346
	Shanghai International Port Group Co. Ltd., Class A	38,600	34,106
	Shanghai Jahwa United Co. Ltd., Class A	6,400	47,877
	Shanghai Jin Jiang Capital Co. Ltd., Class H	702,000	159,111
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	63,113
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	18,688
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	39,927
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	36,027
	Shanghai M&G Stationery, Inc., Class A	7,700	76,321
	Shanghai Maling Aquarius Co. Ltd., Class A	27,800	33,968
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	45,095
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	285,300	522,164
	Shanghai Pret Composites Co. Ltd., Class A	10,500	18,019

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	$19,333
	Shanghai Pudong Development Bank Co. Ltd., Class A	192,834	269,328
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	4,130	114,823
	Shanghai RAAS Blood Products Co. Ltd., Class A	35,000	36,072
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	2,200	9,732
*	Shanghai Shenda Co. Ltd., Class A	26,200	15,158
	Shanghai Shimao Co. Ltd., Class A	73,800	36,452
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	26,000	37,926
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,836
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	65,659
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	38,708
	Shanghai Wanye Enterprises Co. Ltd., Class A	8,160	39,483
	Shanghai Weaver Network Co. Ltd., Class A	2,160	21,706
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,213	50,994
*	Shanghai Zendai Property Ltd.	1,300,000	5,967
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	15,900	41,405
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	43,610
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	43,137
	Shanxi Coking Co. Ltd., Class A	56,160	60,270
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	131,500	190,924
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	32,700	55,764
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	70,500	143,078
*	Shanxi Meijin Energy Co. Ltd., Class A	103,500	182,785
	Shanxi Securities Co. Ltd., Class A	61,360	60,005
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	191,697
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	237,426
	Shanying International Holding Co. Ltd., Class A	140,300	71,054
	Shede Spirits Co. Ltd., Class A	6,500	186,929
	Shenergy Co. Ltd., Class A	31,800	30,787
	Sheng Ye Capital Ltd.	9,500	10,490
*	Shengda Resources Co. Ltd., Class A	12,200	22,048
	Shenghe Resources Holding Co. Ltd., Class A	19,700	62,633
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	137,078
	Shengyi Technology Co. Ltd., Class A	18,531	64,425
	Shennan Circuits Co. Ltd., Class A	4,085	56,780
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	70,128
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,100	19,637
*	Shenzhen Airport Co. Ltd., Class A	46,800	55,344
	Shenzhen Aisidi Co. Ltd., Class A	36,600	61,304
	Shenzhen Anche Technologies Co. Ltd., Class A	2,200	6,551
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	29,100	11,548
	Shenzhen Capchem Technology Co. Ltd., Class A	1,700	38,116
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	14,798
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	25,579
	Shenzhen Comix Group Co. Ltd., Class A	8,600	8,905
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	19,077
	Shenzhen Desay Battery Technology Co., Class A	5,075	33,530
	Shenzhen Energy Group Co. Ltd., Class A	33,500	42,699
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	23,280	50,995
	Shenzhen Expressway Co. Ltd., Class H	178,000	167,761
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	11,900	23,562
	Shenzhen FRD Science & Technology Co. Ltd.	7,869	23,346
	Shenzhen Gas Corp. Ltd., Class A	35,600	50,463
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	30,672
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	43,198
*	Shenzhen Grandland Group Co. Ltd., Class A	32,000	11,296
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	39,617
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	39,357
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	19,772

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Hifuture Information Technology Co. Ltd., Class A	19,300	$10,430
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	67,246
	Shenzhen International Holdings Ltd.	653,639	786,927
	Shenzhen Investment Ltd.	1,293,262	317,212
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	60,710
	Shenzhen Kaifa Technology Co. Ltd., Class A	6,700	15,496
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	57,754
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	11,200	18,066
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	41,197
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,821	223,901
*	Shenzhen MTC Co. Ltd., Class A	72,100	55,387
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	39,723
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	110,516
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	9,700	43,764
	Shenzhen SC New Energy Technology Corp., Class A	1,800	32,070
*	Shenzhen SDG Information Co. Ltd., Class A	17,200	16,119
	Shenzhen Sinovatio Technology Co. Ltd., Class A	2,880	13,407
	Shenzhen Sunline Tech Co. Ltd., Class A	6,900	13,557
	Shenzhen Sunlord Electronics Co. Ltd., Class A	9,800	50,573
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	35,771
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	65,843
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	39,764
	Shenzhen Topband Co. Ltd., Class A	20,900	48,368
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	39,452
	Shenzhen World Union Group, Inc., Class A	22,800	13,364
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	29,707
	Shenzhen Yinghe Technology Co. Ltd., Class A	5,100	24,926
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	85,484
	Shenzhen Zhenye Group Co. Ltd., Class A	20,300	13,246
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	60,506
	Shenzhou International Group Holdings Ltd.	144,000	3,102,365
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	29,750	30,160
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	15,540	39,035
	Shimao Group Holdings Ltd.	733,000	1,149,844
	Shinva Medical Instrument Co. Ltd., Class A	4,600	15,661
	Shoucheng Holdings Ltd.	676,800	143,329
	Shougang Fushan Resources Group Ltd.	925,525	244,476
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	29,963
	Shui On Land Ltd.	1,562,500	231,458
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	33,133
*	Sichuan Development Lomon Co. Ltd., Class A	16,200	45,750
	Sichuan Expressway Co. Ltd., Class H	138,000	31,942
*	Sichuan Haite High-tech Co. Ltd., Class A	10,800	19,977
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	115,508
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	2,700	8,087
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	26,919	74,456
*	Sichuan Languang Development Co. Ltd., Class A	83,260	22,509
	Sichuan Shuangma Cement Co. Ltd., Class A	11,400	35,656
	Sichuan Swellfun Co. Ltd., Class A	4,400	86,817
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	5,900	14,947
	Sichuan Yahua Industrial Group Co. Ltd., Class A	15,200	77,625
	Sieyuan Electric Co. Ltd., Class A	11,000	71,322
	Sihuan Pharmaceutical Holdings Group Ltd.	1,583,000	332,204
*	Silver Grant International Holdings Group Ltd.	676,000	44,186
	Sino Biopharmaceutical Ltd.	2,270,250	1,674,047
	Sino Wealth Electronic Ltd., Class A	5,720	54,827
	Sinocare, Inc., Class A	5,900	21,635
	Sinochem International Corp., Class A	74,300	105,419
	Sinofert Holdings Ltd.	910,000	142,295

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinofibers Technology Co. Ltd., Class A	3,900	$34,410
	Sinolink Securities Co. Ltd., Class A	39,100	65,521
*	Sinolink Worldwide Holdings Ltd.	1,173,600	37,764
	Sinoma International Engineering Co., Class A	54,000	87,730
	Sinoma Science & Technology Co. Ltd., Class A	32,600	192,611
	Sinomach Automobile Co. Ltd., Class A	14,500	14,344
	Sino-Ocean Group Holding Ltd.	1,280,000	278,188
	Sinopec Engineering Group Co. Ltd., Class H	659,000	347,341
	Sinopec Kantons Holdings Ltd.	530,000	201,796
*	Sinopec Oilfield Service Corp., Class H	954,000	91,703
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,240,000	289,336
	Sinopharm Group Co. Ltd., Class H	524,400	1,245,195
	Sino-Platinum Metals Co. Ltd., Class A	6,630	23,665
	Sinosoft Technology Group Ltd.	234,400	30,739
	Sinotrans Ltd., Class H	858,000	282,043
	Sinotruk Hong Kong Ltd.	435,500	601,110
	Skshu Paint Co. Ltd., Class A	2,548	44,426
	Skyfame Realty Holdings Ltd.	1,586,000	187,160
	Skyworth Digital Co. Ltd., Class A	21,087	23,865
*	Skyworth Group Ltd.	478,239	266,433
*	SOHO China Ltd.	1,065,500	270,628
#*	Sohu.com Ltd., ADR	5,397	109,343
	SooChow Securities Co. Ltd., Class A	17,400	23,044
*	Sou Yu Te Group Co. Ltd., Class A	52,900	12,147
*	South Manganese Investment Ltd.	460,000	72,678
	Southwest Securities Co. Ltd., Class A	65,000	48,871
*	Sparkle Roll Group Ltd.	648,000	14,948
*	Spring Airlines Co. Ltd., Class A	6,800	62,150
*	SPT Energy Group, Inc.	558,000	22,071
#	SSY Group Ltd.	897,026	426,120
*	Starrise Media Holdings Ltd.	122,000	2,230
	State Grid Information & Communication Co. Ltd., Class A	12,300	29,287
*	STO Express Co. Ltd., Class A	19,300	23,223
	Sun King Technology Group Ltd.	206,000	116,826
	Sunac China Holdings Ltd.	869,000	1,858,378
*Ω	Sunac Services Holdings Ltd.	1,055	2,129
	Sun-Create Electronics Co. Ltd., Class A	900	6,201
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	22,115
	Sunfly Intelligent Technology Co. Ltd., Class A	10,400	19,699
	Sungrow Power Supply Co. Ltd., Class A	26,100	670,862
*	Suning Universal Co. Ltd., Class A	63,500	47,585
*	Suning.com Co. Ltd., Class A	59,800	41,762
	Sunny Optical Technology Group Co. Ltd.	111,200	2,983,878
	Sunresin New Materials Co. Ltd., Class A	5,540	67,846
*Ω	Sunshine 100 China Holdings Ltd.	272,000	15,750
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	45,003
	Sunwoda Electronic Co. Ltd., Class A	25,282	194,742
	Suofeiya Home Collection Co. Ltd., Class A	5,000	13,185
	Suzhou Anjie Technology Co. Ltd., Class A	6,200	13,365
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	20,500	11,619
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	104,333
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	58,115
	Suzhou Maxwell Technologies Co. Ltd., Class A	1,440	172,535
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	14,203
	Suzhou TFC Optical Communication Co. Ltd., Class A	2,160	8,659
#	Symphony Holdings Ltd.	680,000	81,309
*	Tahoe Group Co. Ltd., Class A	28,500	8,830
	Taiji Computer Corp. Ltd., Class A	5,319	23,206
	Tang Palace China Holdings Ltd.	222,000	20,557

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tangrenshen Group Co. Ltd., Class A	20,000	$19,625
	Tangshan Jidong Cement Co. Ltd., Class A	37,308	67,760
	TangShan Port Group Co. Ltd., Class A	160,437	66,931
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	76,470
*	Taung Gold International Ltd.	4,680,000	14,952
	TBEA Co. Ltd., Class A	66,500	281,523
	TCL Electronics Holdings Ltd.	327,666	177,658
	TCL Technology Group Corp., Class A	130,700	123,903
	Tech-Bank Food Co. Ltd., Class A	31,360	30,800
	Ten Pao Group Holdings Ltd.	116,000	28,722
	Tencent Holdings Ltd.	442,200	26,898,934
*	Tencent Music Entertainment Group, ADR	128,316	1,008,564
††	Tenwow International Holdings Ltd.	224,000	4,103
	Thunder Software Technology Co. Ltd., Class A	1,190	25,315
	Tian An China Investment Co. Ltd.	148,000	85,597
	Tian Di Science & Technology Co. Ltd., Class A	122,500	80,074
*Ω	Tian Ge Interactive Holdings Ltd.	239,000	27,395
#	Tiangong International Co. Ltd.	390,000	234,629
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	5,700	33,615
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	59,306
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	50,321
	Tianjin Guangyu Development Co. Ltd., Class A	32,600	85,285
	Tianjin Port Development Holdings Ltd.	1,154,000	96,362
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	8,100	66,437
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	15,500	64,864
	Tianli Education International Holdings Ltd.	145,000	30,147
	Tianma Microelectronics Co. Ltd., Class A	37,800	72,768
#	Tianneng Power International Ltd.	346,000	395,095
	Tianshui Huatian Technology Co. Ltd., Class A	47,600	95,688
*	Tianyun International Holdings Ltd.	138,000	25,368
	Tibet Summit Resources Co. Ltd., Class A	8,600	41,031
	Tibet Tianlu Co. Ltd., Class A	16,348	16,226
*	Tibet Water Resources Ltd.	405,000	26,097
	Times China Holdings Ltd.	104,000	70,767
	Tingyi Cayman Islands Holding Corp.	810,000	1,511,851
	Titan Wind Energy Suzhou Co. Ltd., Class A	59,400	197,687
	TK Group Holdings Ltd.	96,000	36,346
	Toly Bread Co. Ltd., Class A	11,040	54,209
	Tomson Group Ltd.	220,196	53,647
	Tong Ren Tang Technologies Co. Ltd., Class H	231,000	163,911
*	Tongcheng-Elong Holdings Ltd.	275,600	614,216
*	Tongda Group Holdings Ltd.	2,489,999	79,894
*	Tongding Interconnection Information Co. Ltd., Class A	13,900	8,533
	TongFu Microelectronics Co. Ltd., Class A	16,800	52,580
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	38,825	73,861
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	29,700	17,717
	Tongkun Group Co. Ltd., Class A	47,200	147,276
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	52,603
	Tongling Nonferrous Metals Group Co. Ltd., Class A	247,850	143,696
	Tongwei Co. Ltd., Class A	42,537	379,805
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	39,593
#	Top Spring International Holdings Ltd.	91,000	13,756
*	Topchoice Medical Corp., Class A	1,200	44,648
	Topsec Technologies Group, Inc., Class A	15,700	45,225
Ω	Topsports International Holdings Ltd.	186,000	225,962
	Towngas China Co. Ltd.	231,928	159,223
	Transfar Zhilian Co. Ltd., Class A	55,900	71,545
	TravelSky Technology Ltd., Class H	335,000	625,933
*	Trigiant Group Ltd.	330,000	27,539

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Trip.com Group Ltd., ADR	76,161	$2,175,158
*	Trip.com Group Ltd.	4,600	132,233
	Truly International Holdings Ltd.	234,000	76,290
#Ω	Tsaker Chemical Group Ltd.	108,500	22,602
	Tsingtao Brewery Co. Ltd., Class H	86,000	748,356
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,300	43,753
*	Tuniu Corp., Sponsored ADR	18,660	24,818
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	34,100	20,644
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,000	63,314
	Unilumin Group Co. Ltd., Class A	18,296	23,422
	Uni-President China Holdings Ltd.	628,000	535,239
	Unisplendour Corp. Ltd., Class A	21,300	92,291
	United Energy Group Ltd.	3,974,000	351,524
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	51,654
	Valiant Co. Ltd., Class A	15,700	50,509
	Vats Liquor Chain Store Management JSC Ltd., Class A	5,100	31,341
	Vatti Corp. Ltd., Class A	27,300	25,143
Ω	VCredit Holdings Ltd.	23,000	12,369
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	81,030
#	Vinda International Holdings Ltd.	110,000	303,285
*	Vipshop Holdings Ltd., ADR	161,481	1,802,128
	Visual China Group Co. Ltd., Class A	8,757	18,093
*	Wanda Film Holding Co. Ltd., Class A	7,300	15,989
	Wangfujing Group Co. Ltd., Class A	14,800	71,260
	Wangneng Environment Co. Ltd., Class A	12,800	32,301
	Wangsu Science & Technology Co. Ltd., Class A	37,100	31,751
	Wanhua Chemical Group Co. Ltd., Class A	37,900	626,274
	Want Want China Holdings Ltd.	1,659,000	1,286,630
	Wanxiang Qianchao Co. Ltd., Class A	48,700	45,554
	Wasion Holdings Ltd.	254,000	87,028
	Wasu Media Holding Co. Ltd., Class A	33,200	37,886
#*	Weibo Corp., Sponsored ADR	17,425	783,777
	Weichai Power Co. Ltd., Class H	787,000	1,408,704
	Weifu High-Technology Group Co. Ltd., Class A	15,900	48,234
	Weihai Guangwei Composites Co. Ltd., Class A	2,800	29,730
	Weiqiao Textile Co., Class H	176,000	65,775
	Wellhope Foods Co. Ltd., Class A	19,600	28,050
	Wens Foodstuffs Group Co. Ltd., Class A	74,840	192,554
	West China Cement Ltd.	1,502,000	262,459
	Western Securities Co. Ltd., Class A	63,600	76,184
	Western Superconducting Technologies Co. Ltd., Class A	1,617	19,659
	Wharf Holdings Ltd.	417,000	1,449,813
	Will Semiconductor Co. Ltd.Shanghai, Class A	1,500	62,321
	Wingtech Technology Co. Ltd., Class A	1,500	25,744
	Wisdom Education International Holdings Co. Ltd.	282,000	48,305
	Wolong Electric Group Co. Ltd., Class A	27,800	64,280
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	118,953
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	18,500	17,486
	Wuhan Department Store Group Co. Ltd., Class A	15,200	24,009
	Wuhan Guide Infrared Co. Ltd., Class A	8,680	29,484
	Wuhan Jingce Electronic Group Co. Ltd., Class A	4,500	36,645
*	Wuhan P&S Information Technology Co. Ltd., Class A	45,100	42,697
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	3,600	34,286
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	37,100	138,135
	Wuhu Token Science Co. Ltd., Class A	56,700	90,996
	Wuliangye Yibin Co. Ltd., Class A	22,600	763,686
	WUS Printed Circuit Kunshan Co. Ltd., Class A	35,423	56,714
Ω	WuXi AppTec Co. Ltd., Class H	8,939	190,858

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Wuxi Biologics Cayman, Inc.	41,500	$628,599
	Wuxi Taiji Industry Co. Ltd., Class A	41,000	51,279
	XCMG Construction Machinery Co. Ltd., Class A	82,300	78,753
*	XD, Inc.	10,200	57,739
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	253,000	184,348
	Xiamen C & D, Inc., Class A	68,600	85,807
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	12,045	20,466
	Xiamen Faratronic Co. Ltd., Class A	5,100	154,089
	Xiamen International Airport Co. Ltd., Class A	5,200	12,967
	Xiamen International Port Co. Ltd., Class H	488,000	54,320
	Xiamen Intretech, Inc., Class A	9,180	44,217
	Xiamen ITG Group Corp. Ltd., Class A	48,620	52,558
	Xiamen Kingdomway Group Co., Class A	7,423	35,247
	Xiamen Meiya Pico Information Co. Ltd., Class A	7,500	18,033
	Xiamen Tungsten Co. Ltd., Class A	31,500	111,703
	Xiamen Xiangyu Co. Ltd., Class A	52,100	63,060
	Xiandai Investment Co. Ltd., Class A	58,000	36,296
*Ω	Xiaomi Corp., Class B	464,400	1,269,463
	Xilinmen Furniture Co. Ltd., Class A	4,500	18,527
	Xinfengming Group Co. Ltd., Class A	23,200	53,225
	Xingda International Holdings Ltd.	462,938	105,150
	Xingfa Aluminium Holdings Ltd.	55,000	67,063
	Xinhu Zhongbao Co. Ltd., Class A	168,300	75,739
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	94,308
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	197,747	442,220
	Xinjiang Tianshan Cement Co. Ltd., Class A	24,600	52,451
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	22,903
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	107,000	21,578
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	84,415
	Xinte Energy Co. Ltd., Class H	64,800	207,253
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	59,743
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	33,700	95,769
	Xinyi Energy Holdings Ltd.	382,000	225,242
	Xinyi Solar Holdings Ltd.	1,590,273	3,303,409
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	88,497
	Xinyuan Real Estate Co. Ltd., ADR	22,525	25,904
#	Xtep International Holdings Ltd.	385,131	503,673
	Xuji Electric Co. Ltd., Class A	31,400	97,233
*	Xunlei Ltd., ADR	27,524	80,370
Ω	Yadea Group Holdings Ltd.	600,000	1,030,902
*	YaGuang Technology Group Co. Ltd., Class A	7,900	10,564
*	Yanchang Petroleum International Ltd.	560,000	5,678
	Yango Group Co. Ltd., Class A	100,000	50,273
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	18,500	31,155
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,800	46,168
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,900	34,027
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	27,961
	Yantai Eddie Precision Machinery Co. Ltd., Class A	6,700	37,442
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	19,600	129,138
	YanTai Shuangta Food Co. Ltd., Class A	9,700	13,835
	Yantai Tayho Advanced Materials Co. Ltd., Class A	10,200	28,675
#	Yanzhou Coal Mining Co. Ltd., Class H	1,122,000	1,664,215
*	Yashili International Holdings Ltd.	408,000	29,934
	Yealink Network Technology Corp. Ltd., Class A	5,000	59,048
	Yeebo International Holdings Ltd.	76,000	23,086
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	83,600	39,086
*	Yida China Holdings Ltd.	84,000	10,927
	Yifan Pharmaceutical Co. Ltd., Class A	27,300	69,925
	Yifeng Pharmacy Chain Co. Ltd., Class A	8,780	65,529

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yihai International Holding Ltd.	139,000	$814,208
	Yijiahe Technology Co. Ltd., Class A	2,884	25,168
	Yintai Gold Co. Ltd., Class A	45,360	62,293
	Yip’s Chemical Holdings Ltd.	84,000	49,698
*	Yiren Digital Ltd., Sponsored ADR	18,856	59,208
*Ω	Yixin Group Ltd.	94,500	17,659
	Yixintang Pharmaceutical Group Co. Ltd., Class A	8,200	40,700
	Yonghui Superstores Co. Ltd., Class A	72,800	44,764
	Yonyou Network Technology Co. Ltd., Class A	4,300	21,344
	Yotrio Group Co. Ltd., Class A	27,700	15,002
	Youngor Group Co. Ltd., Class A	88,720	89,084
*	Youzu Interactive Co. Ltd., Class A	11,700	24,237
	YTO Express Group Co. Ltd., Class A	27,900	63,615
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	6,900	22,636
	Yuexiu Property Co. Ltd.	670,800	589,425
	Yuexiu Transport Infrastructure Ltd.	238,000	152,454
	Yum China Holdings, Inc.	58,101	3,316,405
	Yunda Holding Co. Ltd., Class A	48,610	141,814
*	Yunnan Aluminium Co. Ltd., Class A	64,800	120,631
	Yunnan Baiyao Group Co. Ltd., Class A	3,500	48,998
	Yunnan Copper Co. Ltd., Class A	41,200	85,534
	Yunnan Energy New Material Co. Ltd., Class A	6,200	282,757
*	Yunnan Tin Co. Ltd., Class A	46,900	120,090
	Yunnan Water Investment Co. Ltd., Class H	54,000	6,999
	Yutong Bus Co. Ltd., Class A	43,440	76,956
	Yuzhou Group Holdings Co. Ltd.	1,033,126	112,635
	ZBOM Home Collection Co. Ltd., Class A	5,040	15,571
*	Zepp Health Corp., ADR	2,905	23,850
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,000	64,286
#	Zhaojin Mining Industry Co. Ltd., Class H	321,000	228,538
	Zhefu Holding Group Co. Ltd., Class A	31,900	35,641
*	Zhejiang Century Huatong Group Co. Ltd., Class A	88,780	102,921
	Zhejiang Chint Electrics Co. Ltd., Class A	36,602	345,358
	Zhejiang Communications Technology Co. Ltd.	23,300	18,910
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	16,174
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,700	43,558
	Zhejiang Dahua Technology Co. Ltd., Class A	36,344	123,806
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,480	58,426
	Zhejiang Expressway Co. Ltd., Class H	400,000	354,861
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	8,900	18,564
	Zhejiang Hailiang Co. Ltd., Class A	63,100	103,839
	Zhejiang Hangmin Co. Ltd., Class A	18,000	15,284
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	43,017
	Zhejiang Huace Film & Television Co. Ltd., Class A	17,900	15,786
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	25,600	73,580
	Zhejiang Huayou Cobalt Co. Ltd., Class A	4,600	79,781
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	59,459
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	16,929
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	25,012
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	75,322
*	Zhejiang Jingu Co. Ltd., Class A	27,500	30,346
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	9,360	11,790
*	Zhejiang Jinke Tom Culture Industry Co Ltd, Class A	40,500	27,997
	Zhejiang Juhua Co. Ltd., Class A	44,800	108,798
	Zhejiang Longsheng Group Co. Ltd., Class A	72,600	141,159
	Zhejiang Medicine Co. Ltd., Class A	26,043	64,926
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	37,897
	Zhejiang Narada Power Source Co. Ltd., Class A	25,000	44,126
	Zhejiang NHU Co. Ltd., Class A	32,230	136,602

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	31,590	$20,109
	Zhejiang Runtu Co. Ltd., Class A	37,200	51,397
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	28,370	105,153
	Zhejiang Satellite Petrochemical Co. Ltd., Class A	41,160	250,800
	Zhejiang Semir Garment Co. Ltd., Class A	49,100	57,655
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	3,300	25,677
	Zhejiang Supor Co. Ltd., Class A	3,300	27,315
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	43,736
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	34,040
	Zhejiang Wanliyang Co. Ltd., Class A	40,300	85,142
	Zhejiang Wanma Co. Ltd., Class A	18,100	19,893
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	13,290	56,993
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	37,700	105,933
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	4,100	34,322
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,400	30,001
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	15,800	68,334
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	22,929
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	29,492
	Zhejiang Yinlun Machinery Co. Ltd., Class A	12,800	23,328
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	104,672
#	Zhenro Properties Group Ltd.	292,000	138,785
*	Zheshang Securities Co. Ltd., Class A	34,300	66,007
*	Zhong An Group Ltd.	1,185,000	47,265
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	67,800	246,620
	Zhongji Innolight Co. Ltd., Class A	6,100	31,547
	Zhongjin Gold Corp. Ltd., Class A	30,000	38,887
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	55,796
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	27,328
	Zhongsheng Group Holdings Ltd.	280,500	2,529,085
*	Zhongtian Financial Group Co. Ltd., Class A	133,355	52,339
#	Zhongyu Gas Holdings Ltd.	189,477	181,579
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	17,574
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	229,500	206,308
	Zhuguang Holdings Group Co. Ltd.	206,000	45,241
*	Zhuzhou CRRC Times Electric Co., Class H	214,500	1,024,991
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	2,900	37,675
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	183,155
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,380	114,815
#	Zijin Mining Group Co. Ltd., Class H	2,026,000	2,817,452
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	293,011
	ZTE Corp., Class H	160,360	481,374
	ZTO Express Cayman, Inc., ADR	80,944	2,374,088

TOTAL CHINA			379,993,346

COLOMBIA — (0.1%)
	Banco de Bogota SA	4,188	84,411
	Bancolombia SA, Sponsored ADR	5,146	184,896
	Bancolombia SA	13,361	119,498
	Celsia SA ESP	133,798	152,212
	Cementos Argos SA	60,870	102,642
*	CEMEX Latam Holdings SA	45,944	42,702
*	Corp. Financiera Colombiana SA	31,755	250,197
	Ecopetrol SA	343,135	259,420
	Grupo Argos SA	74,124	232,269
	Grupo Aval Acciones y Valores SA, ADR	15,916	95,973
	Grupo de Inversiones Suramericana SA	24,333	141,834
	Grupo Energia Bogota SA ESP	61,864	44,685
	Grupo Nutresa SA	33,010	192,937
	Interconexion Electrica SA ESP	65,066	390,665

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Mineros SA	11,167	$11,936
	Promigas SA ESP	11,599	22,701

TOTAL COLOMBIA			2,328,978

CZECH REPUBLIC — (0.0%)
	CEZ AS	19,780	653,283
*	Komercni banka AS	9,088	352,506
	O2 Czech Republic AS	13,360	153,407
	Philip Morris CR AS	77	54,717

TOTAL CZECH REPUBLIC			1,213,913

DENMARK — (1.6%)
*	ALK-Abello AS	1,854	803,528
#	Alm Brand AS	29,528	227,804
	Ambu AS, Class B	5,839	166,218
	AP Moller—Maersk AS, Class A	218	598,554
	AP Moller—Maersk AS, Class B	228	660,732
#*	Bang & Olufsen AS	38,004	187,070
	BankNordik P/F	1,133	25,510
*	Bavarian Nordic AS	21,139	1,014,160
*	Brodrene Hartmann AS	1,589	95,099
	Carlsberg AS, Class B	13,795	2,277,772
	Chemometec AS	1,894	287,200
#	Chr Hansen Holding AS	16,177	1,287,654
	Coloplast AS, Class B	7,723	1,261,305
	Columbus AS	29,642	43,532
	D/S Norden AS	14,223	343,716
	Danske Bank AS	82,240	1,391,634
*	Demant AS	19,799	959,815
*	Dfds AS	14,528	752,950
*	Drilling Co. of 1972 AS	4,096	146,823
	DSV AS	9,916	2,304,678
#	FLSmidth & Co. AS	16,862	641,098
*	Genmab AS	6,427	2,887,339
#	GN Store Nord AS	44,914	2,729,298
	H Lundbeck AS	21,573	600,795
*	H+H International AS, Class B	9,383	371,115
*	ISS AS	48,840	974,585
	Jeudan AS	1,225	52,138
*	Jyske Bank AS	23,137	1,128,785
	Matas AS	11,391	222,883
Ω	Netcompany Group AS	4,599	523,700
*	Nilfisk Holding AS	11,981	417,884
*	NKT AS	13,785	664,204
#Ω	NNIT AS	5,091	95,683
	North Media AS	1,904	35,772
	Novo Nordisk AS, Class B	144,089	15,800,059
	Novozymes AS, Class B	25,792	1,897,229
Ω	Orsted AS	6,113	863,415
	Pandora AS	42,470	5,943,063
*	Parken Sport & Entertainment AS	2,257	30,155
	Per Aarsleff Holding AS	8,213	354,489
	Ringkjoebing Landbobank AS	9,915	1,259,599
	Rockwool International AS, Class A	1,772	710,939
	Rockwool International AS, Class B	2,203	1,007,466
	Royal Unibrew AS	19,787	2,458,047
#	RTX AS	3,370	80,208
Ω	Scandinavian Tobacco Group AS, Class A	23,976	539,119

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Schouw & Co. AS	5,347	$520,075
	SimCorp AS	15,314	1,854,438
	Solar AS, Class B	2,972	345,335
	Spar Nord Bank AS	38,522	496,467
	Sydbank AS	27,804	955,487
*	Tivoli AS	652	87,467
	Topdanmark AS	16,733	888,036
	Tryg AS	47,378	1,124,427
	UIE PLC	639	171,533
	Vestas Wind Systems AS	91,565	3,958,320
*	Zealand Pharma AS	7,652	245,543

TOTAL DENMARK			67,771,949

EGYPT — (0.0%)
*	Commercial International Bank Egypt SAE, GDR	44,849	139,047
*	Commercial International Bank Egypt SAE, GDR	35,595	110,343
*	Egyptian Financial Group-Hermes Holding Co., GDR	6,885	11,017

TOTAL EGYPT			260,407

FINLAND — (1.1%)
	Aktia Bank Oyj	18,893	270,482
	Alma Media Oyj	7,872	101,779
	Atria Oyj, Class A	5,381	69,389
*	BasWare Oyj	560	20,802
#	Bittium Oyj	6,855	41,289
	Cargotec Oyj, Class B	11,454	593,139
	Caverion Oyj	20,214	159,714
#	Citycon Oyj	15,706	129,104
	Digia Oyj	4,257	33,971
	Elisa Oyj	23,629	1,426,016
Ω	Enento Group Oyj	1,242	52,455
#*	Finnair Oyj	388,234	296,586
	Fiskars Oyj Abp	9,074	223,057
	Fortum Oyj	76,058	2,261,970
	F-Secure Oyj	26,483	149,436
	Harvia Oyj	1,425	87,491
	HKScan Oyj, Class A	13,829	31,510
	Huhtamaki Oyj	43,186	1,883,041
	Kemira Oyj	76,521	1,175,200
	Kesko Oyj, Class A	25,288	772,389
	Kesko Oyj, Class B	85,416	2,779,819
	Kojamo Oyj	23,302	522,071
#	Kone Oyj, Class B	24,211	1,651,167
	Konecranes Oyj, Class A	23,775	988,912
	Lassila & Tikanoja Oyj	17,978	282,518
	Marimekko Oyj	145	13,858
	Metsa Board Oyj	40,805	377,654
	Metsa Board Oyj	945	10,696
	Metso Outotec Oyj	171,696	1,724,928
*	Multitude SE	610	3,364
	Neles Oyj	31,139	466,621
	Neste Oyj	41,460	2,308,153
*	Nokia Oyj	357,465	2,051,672
*	Nokia Oyj	66,112	380,971
	Nokian Renkaat Oyj	52,616	1,975,844
	Nordea Bank Abp	201,732	2,470,575
	Nordea Bank Abp	3,250	39,764
	Olvi Oyj, Class A	5,575	338,111

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class B	71,422	$163,715
	Orion Oyj, Class A	8,341	359,848
	Orion Oyj, Class B	38,175	1,653,115
*	Outokumpu Oyj	140,430	874,724
	Pihlajalinna Oyj	890	12,106
	Ponsse Oyj	3,929	202,181
	Raisio Oyj, Class V	13,212	53,495
*	Rapala VMC Oyj	4,345	44,365
	Revenio Group Oyj	7,382	487,103
	Sampo Oyj, Class A	42,505	2,259,622
	Sanoma Oyj	54,111	842,329
	Scanfil Oyj	1,259	11,177
	Stora Enso Oyj, Class R	123,052	2,047,526
	Teleste Oyj	754	4,605
Ω	Terveystalo Oyj	1,798	23,402
	TietoEVRY Oyj	18,537	568,480
	Tokmanni Group Corp.	24,258	551,939
	UPM-Kymmene Oyj	64,431	2,273,829
	Uponor Oyj	16,645	406,576
	Vaisala Oyj, Class A	4,331	230,003
	Valmet Oyj	77,800	3,158,369
	Verkkokauppa.com Oyj	1,289	10,557
	Wartsila OYJ Abp	94,983	1,317,246
#	YIT Oyj	51,764	305,082

TOTAL FINLAND			46,026,912

FRANCE — (5.3%)
	ABC arbitrage	6,279	51,721
*	Accor SA	32,700	1,170,216
#*	Aeroports de Paris	3,577	477,259
	Air Liquide SA	33,223	5,546,835
*	Airbus SE	46,119	5,916,239
	AKWEL	4,438	113,343
	Albioma SA	14,179	557,788
	Alstom SA	15,576	555,094
	Altamir	3,771	106,967
	Alten SA	9,932	1,600,445
Ω	Amundi SA	7,669	683,286
	Arkema SA	37,485	5,127,723
	Assystem SA	2,373	84,928
#*	Atari SA	17,547	6,428
	Atos SE	33,872	1,767,193
	Aubay	3,407	211,305
	AXA SA	141,282	4,110,315
	Axway Software SA	3,324	104,656
	Bastide le Confort Medical	1,878	95,315
*	Beneteau SA	17,013	259,723
#	Bigben Interactive	6,565	124,566
	BioMerieux	1,797	228,881
	BNP Paribas SA	75,527	5,055,567
	Boiron SA	3,519	170,319
	Bollore SA	192,166	1,116,907
	Bonduelle SCA	9,646	247,159
††	Bourbon Corp.	4,401	0
	Bouygues SA	71,560	2,899,275
	Bureau Veritas SA	63,856	2,029,664
	Burelle SA	16	12,261
	Capgemini SE	23,575	5,496,814
	Carrefour SA	177,371	3,211,099

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Casino Guichard Perrachon SA	18,513	$461,637
*	Cegedim SA	2,736	82,002
#*	CGG SA	315,177	227,935
	Chargeurs SA	6,064	180,172
	Cie de Saint-Gobain	85,407	5,894,153
*	Cie des Alpes	11,970	211,972
	Cie Generale des Etablissements Michelin SCA	36,581	5,751,171
	Cie Plastic Omnium SA	32,863	912,338
#*	Claranova SADIR	4,482	27,990
	CNP Assurances	34,280	858,891
*	Coface SA	41,198	589,041
	Credit Agricole SA	65,620	990,006
	Danone SA, Sponsored ADR	930	12,099
	Danone SA	53,856	3,510,643
	Dassault Aviation SA	2,660	277,980
	Dassault Systemes SE	13,035	761,210
	Delta Plus Group	100	10,925
*	Derichebourg SA	50,289	572,303
	Edenred	23,642	1,279,297
	Eiffage SA	35,461	3,649,829
	Electricite de France SA	81,164	1,196,191
	Electricite de Strasbourg SA	236	31,813
*Ω	Elior Group SA	42,103	333,110
*	Elis SA	68,675	1,303,973
	Engie SA	197,655	2,811,671
*	Eramet SA	4,210	351,830
	EssilorLuxottica SA	11,553	2,390,285
*	Etablissements Maurel et Prom SA	7,093	20,422
	Eurazeo SE	1,949	182,687
	Eurofins Scientific SE	32,600	3,847,286
Ω	Euronext NV	28,016	3,151,924
	Eutelsat Communications SA	78,756	1,119,370
*	Exel Industries, Class A	664	54,092
	Faurecia SE	43,546	2,274,320
	Faurecia SE	4,445	229,492
	Fnac Darty SA	9,670	627,800
	Gaztransport Et Technigaz SA	7,924	655,002
	Getlink SE	34,722	534,410
#*	GL Events	2,338	49,416
	Groupe Crit	1,957	153,617
	Groupe Gorge SA	782	14,232
	Guerbet	4,015	177,245
*	Haulotte Group SA	4,122	23,932
	Hermes International	2,765	4,390,584
	HEXAOM	1,748	88,501
*	ID Logistics Group	1,050	386,103
	Imerys SA	14,116	611,863
	Infotel SA	254	14,657
	Ipsen SA	5,974	618,272
	IPSOS	18,653	874,220
	Jacquet Metals SACA	7,037	171,633
*	JCDecaux SA	31,152	812,765
	Kaufman & Broad SA	9,388	376,643
	Kering SA	5,623	4,220,256
	Korian SA	31,391	1,045,732
Ω	La Francaise des Jeux SAEM	1,882	97,724
*	Lagardere SA	27,324	722,367
	Laurent-Perrier	280	31,213
	Lectra	12,530	524,954

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Legrand SA	33,168	$3,618,298
	Linedata Services	2,487	109,635
	LISI	10,273	285,685
	LNA Sante SA	2,659	152,864
	L’Oreal SA	5,558	2,542,533
	LVMH Moet Hennessy Louis Vuitton SE	21,810	17,101,690
Ω	Maisons du Monde SA	5,640	127,953
	Manitou BF SA	3,915	133,068
	Manutan International	283	23,451
	Mersen SA	7,475	280,419
#*	METabolic EXplorer SA	6,209	39,795
	Metropole Television SA	18,765	413,641
	Nexans SA	10,687	1,072,265
	Nexity SA	19,250	880,056
#*	Nicox	5,711	21,493
	NRJ Group	7,862	52,385
#	Oeneo SA	10,332	160,987
*	OL Groupe SA	7,499	19,242
*	Onxeo SA	18,073	10,460
	Orange SA	535,579	5,840,462
	Orpea SA	11,147	1,164,348
	Pernod Ricard SA	5,241	1,205,745
	Pharmagest Interactive	247	27,108
	Plastiques Du Val De Loire	5,908	40,569
	Publicis Groupe SA, ADR	2,568	43,348
	Publicis Groupe SA	84,258	5,656,528
	Quadient SA	14,778	353,296
*	Rallye SA	5,019	32,293
#*††	Recylex SA	5,631	2,256
#	Remy Cointreau SA	1,355	273,723
*	Renault SA	49,492	1,783,399
	Rexel SA	90,924	1,807,223
	Robertet SA	144	158,113
	Rothschild & Co.	10,385	458,061
	Rubis SCA	18,143	581,470
	Safran SA	11,360	1,528,939
	Sanofi	41,889	4,207,503
	Sartorius Stedim Biotech	3,380	1,862,957
	Savencia SA	1,851	136,993
	Schneider Electric SE	19,747	3,404,740
	Schneider Electric SE	523	90,063
	SCOR SE	58,438	1,967,323
	SEB SA	9,099	1,425,716
	Seche Environnement SA	808	63,945
	SES SA, Class A	161,593	1,451,300
	Societe BIC SA	9,439	548,675
	Societe Generale SA	96,106	3,210,317
	Societe Marseillaise du Tunnel Prado-Carenage SA	433	12,292
	Societe pour l’Informatique Industrielle	3,659	166,637
*	Sodexo SA	7,839	762,651
*	SOITEC	6,172	1,643,275
#*	Solocal Group	29,165	44,109
	Somfy SA	3,652	716,951
	Sopra Steria Group SACA	7,112	1,398,345
	SPIE SA	40,989	996,731
	Stef SA	2,121	265,475
	STMicroelectronics NV	49,318	2,341,559
#	STMicroelectronics NV	9,590	456,868
	Suez SA	60,158	1,369,575

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Sword Group	2,456	$119,983
	Synergie SE	3,392	156,576
	Teleperformance	9,074	3,790,316
	Television Francaise 1	34,570	370,101
	Thales SA	17,041	1,572,518
	Thermador Groupe	1,268	144,146
	Tikehau Capital SCA	355	10,571
	Total Gabon	398	62,262
	TotalEnergies SE	176,070	8,816,696
	Trigano SA	4,185	785,580
#*	Ubisoft Entertainment SA	25,742	1,347,948
	Union Financiere de France BQE SA	1,562	32,852
	Valeo	106,552	3,130,717
*	Vallourec SA	19,799	158,277
	Veolia Environnement SA, ADR	1,217	39,881
	Veolia Environnement SA	46,913	1,532,130
Ω	Verallia SA	2,500	92,556
	Vetoquinol SA	997	170,499
	Vicat SA	8,127	346,850
	Vilmorin & Cie SA	2,607	165,759
	Vinci SA	66,251	7,082,907
	Virbac SA	710	359,865
#	Vivendi SE	29,844	384,467
*	Vranken-Pommery Monopole SA	1,450	29,495
	Wavestone	305	16,796
*Ω	Worldline SA	37,439	2,183,283
*	Xilam Animation SA	206	9,632

TOTAL FRANCE			221,381,956

GERMANY — (4.4%)
	1&1 AG	14,785	430,317
#	7C Solarparken AG	12,717	61,484
	Aareal Bank AG	24,766	791,655
	Adidas AG	13,360	4,372,744
*	ADVA Optical Networking SE	25,606	339,478
	AIXTRON SE	7,416	176,128
	All for One Group SE	816	64,375
	Allgeier SE	1,536	50,344
	Allianz SE	22,732	5,278,606
	Allianz SE, Sponsored ADR	14,883	345,583
	Amadeus Fire AG	1,040	240,280
	Aroundtown SA	150,025	1,042,598
	Atoss Software AG	1,346	304,586
	Aurubis AG	15,226	1,312,022
	BASF SE	38,903	2,799,991
	Basler AG	1,428	263,216
*	Bauer AG	7,011	91,205
	Bayer AG, Sponsored ADR	1,092	15,485
	Bayer AG	87,779	4,947,018
	Bayerische Motoren Werke AG	72,976	7,373,203
	BayWa AG	6,370	269,469
	Bechtle AG	36,651	2,749,328
Ω	Befesa SA	1,351	100,514
	Beiersdorf AG	3,430	364,723
	Bertrandt AG	2,454	160,075
	bet-at-home.com AG	1,209	24,702
*	Bijou Brigitte AG	671	19,155
	Bilfinger SE	13,078	459,625
*	Borussia Dortmund GmbH & Co. KGaA	16,959	93,585

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Brenntag SE	45,305	$4,310,239
	CANCOM SE	4,052	280,135
	Carl Zeiss Meditec AG	1,094	220,321
*	CECONOMY AG	68,480	334,110
	CENIT AG	3,712	62,311
	Cewe Stiftung & Co. KGAA	4,089	571,388
*	Commerzbank AG	371,066	2,709,850
	CompuGroup Medical SE & Co. KgaA	9,159	765,610
*	Continental AG	18,987	2,232,328
*	Corestate Capital Holding SA	6,754	79,692
Ω	Covestro AG	58,134	3,722,821
	CropEnergies AG	12,538	179,975
*	CTS Eventim AG & Co. KGaA	18,088	1,315,550
	Daimler AG	116,609	11,574,891
*Ω	Delivery Hero SE	1,538	191,827
	Dermapharm Holding SE	125	12,573
*	Deutsche Bank AG	232,746	2,989,694
*	Deutsche Bank AG	22,682	290,783
	Deutsche Beteiligungs AG	7,006	323,734
	Deutsche Boerse AG	21,374	3,548,235
	Deutsche EuroShop AG	11,503	234,134
#*	Deutsche Lufthansa AG	125,694	830,902
Ω	Deutsche Pfandbriefbank AG	56,777	704,481
	Deutsche Post AG	93,242	5,772,330
	Deutsche Telekom AG	371,759	6,913,658
*	Deutz AG	57,564	482,475
	DIC Asset AG	13,392	235,078
	DMG Mori AG	3,732	181,282
#	Dr Hoenle AG	1,020	49,290
	Draegerwerk AG & Co. KGaA	1,349	100,576
	Duerr AG	23,694	1,073,882
	E.ON SE	180,903	2,293,814
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,696	703,166
*	EDAG Engineering Group AG	4,778	64,337
*	ElringKlinger AG	12,064	170,435
	Energiekontor AG	4,020	362,668
	Evonik Industries AG	37,426	1,212,632
	Fielmann AG	8,958	590,724
	First Sensor AG	2,116	107,574
#*	flatexDEGIRO AG	7,288	165,551
	FORTEC Elektronik AG	461	10,102
*	Francotyp-Postalia Holding AG, Class A	4,794	16,256
#*	Fraport AG Frankfurt Airport Services Worldwide	14,456	1,034,637
	Freenet AG	53,644	1,381,614
	Fresenius Medical Care AG & Co. KGaA	35,908	2,385,335
	Fresenius SE & Co. KGaA	61,375	2,789,724
	FUCHS PETROLUB SE	7,989	294,327
	GEA Group AG	19,001	935,821
#	Gerresheimer AG	14,689	1,347,755
*	Gesco AG	3,358	91,598
	GFT Technologies SE	10,615	500,562
*	Grammer AG	1,202	27,480
	Grand City Properties SA	22,662	580,457
*	H&R GmbH & Co. KGaA	5,091	52,514
	Hamburger Hafen und Logistik AG	12,923	289,900
	Hannover Rueck SE	5,621	1,026,304
#Ω	Hapag-Lloyd AG	9,460	2,035,377
	Hawesko Holding AG	171	11,607
	HeidelbergCement AG	20,218	1,522,515

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Heidelberger Druckmaschinen AG	124,613	$320,415
#	Hella GmbH & Co. KGaA	7,605	527,483
*	HelloFresh SE	8,231	667,031
	Henkel AG & Co. KGaA	3,516	293,629
*	Highlight Communications AG	2,448	11,222
	Hochtief AG	1,201	92,657
*	HolidayCheck Group AG	16,422	51,454
	Hornbach Baumarkt AG	4,042	181,671
	Hornbach Holding AG & Co. KGaA	3,557	449,809
	Hugo Boss AG	21,212	1,328,236
*	Hypoport SE	949	584,236
	Indus Holding AG	9,144	359,781
	Infineon Technologies AG	28,146	1,318,115
	Infineon Technologies AG, ADR	2,548	119,705
Ω	Instone Real Estate Group AG	5,878	154,957
	IVU Traffic Technologies AG	3,385	79,051
	Jenoptik AG	10,649	407,622
Ω	JOST Werke AG	3,836	222,331
*	K+S AG	81,739	1,408,549
	KION Group AG	41,705	4,555,385
*	Kloeckner & Co. SE	35,562	477,795
	Knorr-Bremse AG	1,565	165,173
*	Koenig & Bauer AG	6,842	241,424
	Krones AG	3,585	369,451
	KWS Saat SE & Co. KGaA	2,729	232,958
	Lanxess AG	30,625	2,063,585
	LEG Immobilien SE	12,767	1,899,002
	Leifheit AG	2,142	85,956
*	Leoni AG	8,992	139,593
	LPKF Laser & Electronics AG	1,661	36,836
*	Manz AG	584	30,525
*	Medigene AG	1,354	5,619
	Merck KGaA	4,934	1,166,026
	METRO AG	89,746	1,134,491
	MLP SE	19,700	189,923
	MTU Aero Engines AG	4,373	974,031
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	2,112,576
*	Nagarro SE	1,536	309,022
	Nemetschek SE	16,893	1,939,596
	New Work SE	996	243,142
	Nexus AG	2,162	188,856
#*	Nordex SE	22,130	406,690
	Norma Group SE	10,494	450,833
	OHB SE	2,856	125,119
	Patrizia AG	13,156	363,580
	Pfeiffer Vacuum Technology AG	1,648	411,367
	PNE AG	25,311	244,414
*	Progress-Werk Oberkirch AG	638	19,739
	ProSiebenSat.1 Media SE	84,797	1,420,412
	PSI Software AG	1,986	95,862
	Puma SE	2,725	338,036
	Puma SE	2,090	259,264
*	q.beyond AG	47,394	109,390
*	QIAGEN NV	14,153	779,877
	Rational AG	995	987,584
	Rheinmetall AG	20,377	1,977,117
	RTL Group SA	14,468	835,646
	RWE AG	80,928	3,115,052
#	S&T AG	11,418	274,371

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	SAF-Holland SE	20,283	$281,755
*	Salzgitter AG	18,233	668,968
	SAP SE, Sponsored ADR	505	73,114
	SAP SE	27,602	3,997,076
	Schloss Wachenheim AG	576	13,184
Ω	Scout24 AG	9,083	632,595
	Secunet Security Networks AG	408	214,168
*	SGL Carbon SE	3,031	28,985
	Siemens AG	25,310	4,114,947
*	Siemens Energy AG	28,502	818,024
Ω	Siemens Healthineers AG	1,725	114,723
#	Siltronic AG	9,824	1,532,644
*	Sixt SE	6,009	1,036,025
#	SMA Solar Technology AG	1,185	62,654
	Softing AG	1,374	10,810
	Software AG	15,029	618,119
	Stabilus SA	7,794	585,279
	STRATEC SE	1,048	167,375
	Stroeer SE & Co. KGaA	12,131	1,028,818
	Suedzucker AG	23,693	375,869
*	SUESS MicroTec SE	6,740	177,245
	Surteco Group SE	3,208	136,490
	Symrise AG, Class A	14,502	2,005,947
	TAG Immobilien AG	32,978	1,001,907
	Takkt AG	13,964	228,184
*	Talanx AG	14,201	682,929
*Ω	TeamViewer AG	5,811	86,731
	Technotrans SE	2,550	75,408
	Telefonica Deutschland Holding AG	442,048	1,151,720
*	thyssenkrupp AG	98,157	1,021,783
	Traffic Systems SE	789	41,186
	Uniper SE	21,982	971,750
	United Internet AG	58,783	2,169,115
#	Varta AG	551	84,913
	VERBIO Vereinigte BioEnergie AG	10,179	809,342
*	Vitesco Technologies Group AG, Class A	3,797	217,734
	Volkswagen AG	4,817	1,565,996
	Vonovia SE	26,158	1,586,804
	Vossloh AG	3,070	164,503
	Wacker Chemie AG	8,087	1,461,377
	Wacker Neuson SE	13,053	428,470
	Washtec AG	4,170	271,357
*	Westwing Group AG	222	6,963
	Wuestenrot & Wuerttembergische AG	11,256	234,462
*Ω	Zalando SE	8,078	763,214
	Zeal Network SE	2,653	116,585
*	zooplus AG	626	346,235

TOTAL GERMANY			182,377,189

GREECE — (0.1%)
*	Alpha Services & Holdings SA	214,461	273,408
	Athens Water Supply & Sewage Co. SA	990	8,666
	Autohellas Tourist & Trading SA	3,700	34,117
	Bank of Greece	4,789	93,598
*	Ellaktor SA	34,683	55,221
*	Eurobank Ergasias Services & Holdings SA, Class A	271,450	285,109
*††	FF Group	1,384	1,440
*	Fourlis Holdings SA	4,698	20,883
*	GEK Terna Holding Real Estate Construction SA	10,043	112,595

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Hellenic Exchanges—Athens Stock Exchange SA	7,508	$32,163
	Hellenic Petroleum SA	9,650	66,533
	Hellenic Telecommunications Organization SA	19,115	339,364
	Holding Co. ADMIE IPTO SA	19,838	58,557
	JUMBO SA	5,467	81,373
*	LAMDA Development SA	8,468	69,792
*	Motor Oil Hellas Corinth Refineries SA	6,636	112,640
	Mytilineos SA	8,200	149,851
*	National Bank of Greece SA	48,124	151,964
	OPAP SA	7,569	118,207
*	Piraeus Financial Holdings SA	7,219	12,337
*	Public Power Corp. SA	4,356	47,384
	Sarantis SA	2,316	23,382
	Terna Energy SA	12,421	167,945
	Titan Cement International SA	2,126	37,068

TOTAL GREECE			2,353,597

HONG KONG — (1.5%)
*	Aceso Life Science Group Ltd.	500,500	12,979
	Aeon Credit Service Asia Co. Ltd.	96,000	61,891
	AIA Group Ltd.	608,200	6,816,103
	AKM Industrial Co. Ltd.	100,000	14,113
	Allied Group Ltd.	26,000	9,560
	APAC Resources Ltd.	146,000	24,365
*	Applied Development Holdings Ltd.	415,000	5,406
	Asia Financial Holdings Ltd.	72,000	32,149
	Asia Standard International Group Ltd.	326,000	38,391
*	Asiasec Properties Ltd.	63,900	13,376
	ASM Pacific Technology Ltd.	42,900	464,195
#	Atlas Corp.	30,443	426,202
	Bank of East Asia Ltd.	254,690	418,270
	Best Mart 360 Holdings Ltd.	40,000	9,397
*	Blue River Holdings Ltd.	89,200	2,820
Ω	BOC Aviation Ltd.	83,000	726,314
	BOC Hong Kong Holdings Ltd.	305,500	968,082
	BOCOM International Holdings Co. Ltd.	215,000	48,187
#	BOE Varitronix Ltd.	270,000	302,903
††	Brightoil Petroleum Holdings Ltd.	789,000	28,526
Ω	Budweiser Brewing Co. APAC Ltd.	16,000	43,885
	Build King Holdings Ltd.	90,000	11,452
	BYD Electronic International Co. Ltd.	453,500	1,346,264
	Cafe de Coral Holdings Ltd.	164,000	299,264
*	Cathay Pacific Airways Ltd.	439,454	405,421
*	Century City International Holdings Ltd.	320,000	17,929
#	CGN Mining Co. Ltd.	475,000	62,166
*	China Best Group Holding Ltd.	371,998	19,408
*	China Display Optoelectronics Technology Holdings Ltd.	400,000	30,780
*	China Energy Development Holdings Ltd.	1,658,000	36,231
*	China Energy Engineering Corp.	439,823	163,577
	China Motor Bus Co. Ltd.	2,400	32,400
#*	China Star Entertainment Ltd.	940,000	128,059
*	China Strategic Holdings Ltd.	5,605,000	35,309
	Chinese Estates Holdings Ltd.	189,000	91,108
	Chinney Investments Ltd.	48,000	10,157
	Chow Sang Sang Holdings International Ltd.	134,000	190,371
	Chow Tai Fook Jewellery Group Ltd.	269,600	549,876
	Chuang’s China Investments Ltd.	440,000	21,675
	Chuang’s Consortium International Ltd.	444,000	49,649
	CITIC Telecom International Holdings Ltd.	1,036,000	367,031

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings Ltd.	162,677	$1,004,865
	CK Hutchison Holdings Ltd.	183,200	1,228,250
	CK Infrastructure Holdings Ltd.	72,500	437,102
#	CK Life Sciences Int’l Holdings, Inc.	596,000	55,770
	CLP Holdings Ltd.	75,500	739,214
	CNQC International Holdings Ltd.	195,000	17,245
	Convenience Retail Asia Ltd.	92,000	9,094
	CSI Properties Ltd.	2,250,000	63,929
	Dah Sing Banking Group Ltd.	130,000	124,377
	Dah Sing Financial Holdings Ltd.	66,400	205,824
	Dickson Concepts International Ltd.	75,000	38,724
	Dynamic Holdings Ltd.	12,000	18,183
	Eagle Nice International Holdings Ltd.	128,000	75,694
	EC Healthcare	47,000	67,603
	EcoGreen International Group Ltd.	50,000	10,879
*	Emperor Capital Group Ltd.	2,052,000	30,285
	Emperor Entertainment Hotel Ltd.	220,000	26,212
	Emperor International Holdings Ltd.	598,000	83,224
	Emperor Watch & Jewellery Ltd.	1,680,000	38,782
*	ENM Holdings Ltd.	360,000	28,178
*	Esprit Holdings Ltd.	977,200	83,758
	Fairwood Holdings Ltd.	31,500	66,853
	Far East Consortium International Ltd.	476,572	157,158
	First Pacific Co. Ltd.	962,000	384,279
*	First Shanghai Investments Ltd.	392,000	12,807
	Fountain SET Holdings Ltd.	350,000	62,754
*	Freeman Fintech Corp. Ltd.	532,000	1,156
*	Galaxy Entertainment Group Ltd.	24,000	129,137
*	Genting Hong Kong Ltd.	188,000	16,589
	Giordano International Ltd.	596,000	116,288
	Gold Financial Holdings Ltd.	184,000	0
	Golden Resources Development International Ltd.	152,000	10,929
*††	Good Resources Holdings Ltd.	630,000	1,287
*	Goodbaby International Holdings Ltd.	422,000	61,270
*	GR Properties Ltd.	186,000	23,873
	Great Eagle Holdings Ltd.	93,015	255,921
*	G-Resources Group Ltd.	132,950	50,353
	Guoco Group Ltd.	2,000	23,371
	Guotai Junan International Holdings Ltd.	1,273,000	184,675
	Haitong International Securities Group Ltd.	1,043,770	239,926
	Hang Lung Group Ltd.	328,000	768,029
	Hang Lung Properties Ltd.	369,000	856,395
	Hang Seng Bank Ltd.	38,300	727,812
	Hanison Construction Holdings Ltd.	60,757	10,431
	Henderson Land Development Co. Ltd.	188,909	790,996
#	HK Electric Investments & HK Electric Investments Ltd.	260,000	259,085
	HKBN Ltd.	247,000	295,936
	HKR International Ltd.	302,560	120,725
	HKT Trust & HKT Ltd.	825,000	1,119,552
	Hon Kwok Land Investment Co. Ltd.	22,000	8,769
	Hong Kong & China Gas Co. Ltd.	279,168	433,696
	Hong Kong Exchanges & Clearing Ltd.	68,746	4,141,376
	Hong Kong Ferry Holdings Co. Ltd.	18,000	12,754
#	Hong Kong Technology Venture Co. Ltd.	22,000	33,111
*	Hongkong & Shanghai Hotels Ltd.	161,683	147,060
Ω	Honma Golf Ltd.	53,500	23,890
††	Hsin Chong Group Holdings Ltd.	620,000	5,227
	Hung Hing Printing Group Ltd.	74,000	12,098
	Hutchison Telecommunications Hong Kong Holdings Ltd.	746,000	119,115

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hysan Development Co. Ltd.	115,000	$399,230
	IGG, Inc.	348,000	323,561
*	Imagi International Holdings Ltd.	90,300	8,333
	International Housewares Retail Co. Ltd.	113,000	39,226
*	IPE Group Ltd.	180,000	21,922
*	IRC Ltd.	1,928,000	61,545
*	ITC Properties Group Ltd.	201,073	26,838
	Jacobson Pharma Corp. Ltd.	54,000	4,047
	Johnson Electric Holdings Ltd.	185,913	411,511
Ω	JS Global Lifestyle Co. Ltd.	33,500	62,038
	K Wah International Holdings Ltd.	499,072	199,636
	Karrie International Holdings Ltd.	338,000	68,611
	Kerry Logistics Network Ltd.	283,500	687,429
	Kerry Properties Ltd.	209,000	590,780
	Kingmaker Footwear Holdings Ltd.	158,000	17,673
*	Kingston Financial Group Ltd.	962,000	75,719
	Kowloon Development Co. Ltd.	150,000	177,583
*	Kwoon Chung Bus Holdings Ltd.	22,000	6,151
*	Lai Sun Development Co. Ltd.	142,770	74,940
*	Landing International Development Ltd.	679,800	20,939
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	55,952
*	Lifestyle International Holdings Ltd.	220,500	115,392
	Lippo China Resources Ltd.	810,000	13,214
	Lippo Ltd.	58,000	20,393
	Liu Chong Hing Investment Ltd.	84,000	86,367
	L’Occitane International SA	195,500	699,245
	Luk Fook Holdings International Ltd.	144,000	392,455
	Lung Kee Bermuda Holdings	74,000	34,603
	Man Wah Holdings Ltd.	668,000	1,033,824
#*	Mason Group Holdings Ltd.	9,010,798	27,840
	Master Glory Group Ltd.	197,847	1,241
*	Meilleure Health International Industry Group Ltd.	222,000	12,775
*	Melco International Development Ltd.	206,000	267,554
*	Melco Resorts & Entertainment Ltd., ADR	3,081	33,367
*	Midland Holdings Ltd.	154,854	22,407
	Ming Fai International Holdings Ltd.	139,000	8,866
	Miramar Hotel & Investment	79,000	132,615
*	MMG Ltd.	1,556,000	718,720
	Modern Dental Group Ltd.	140,000	118,748
*	Mongolian Mining Corp.	93,000	25,128
	MTR Corp. Ltd.	106,333	580,058
	NagaCorp Ltd.	690,000	633,307
	Nameson Holdings Ltd.	354,000	24,436
	New World Development Co. Ltd.	228,952	993,063
*	NewOcean Energy Holdings Ltd.	370,000	12,632
#	Nissin Foods Co. Ltd.	65,000	48,380
	NWS Holdings Ltd.	485,116	481,738
	Orient Overseas International Ltd.	18,000	330,946
	Oriental Watch Holdings	155,596	82,727
*	Oshidori International Holdings Ltd.	1,594,198	114,224
	Pacific Basin Shipping Ltd.	1,992,000	919,321
*	Pacific Century Premium Developments Ltd.	218,483	17,940
	Pacific Textiles Holdings Ltd.	508,000	253,701
*	Paliburg Holdings Ltd.	128,000	33,327
*	Paradise Entertainment Ltd.	132,000	14,934
	PC Partner Group Ltd.	122,000	154,473
	PCCW Ltd.	1,832,658	943,506
	Pentamaster International Ltd.	90,000	12,941
	Perfect Medical Health Management Ltd.	124,000	94,034

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Pico Far East Holdings Ltd.	324,000	$53,641
	Playmates Holdings Ltd.	260,000	27,136
	Power Assets Holdings Ltd.	122,000	745,579
	Prada SpA	153,700	968,780
*	PT International Development Co. Ltd.	454,000	19,850
	Public Financial Holdings Ltd.	156,000	49,096
#*	Regal Hotels International Holdings Ltd.	120,000	49,061
Ω	Regina Miracle International Holdings Ltd.	81,000	38,488
	Safety Godown Co. Ltd.	24,000	10,811
*Ω	Samsonite International SA	303,900	653,692
*	Sands China Ltd.	20,400	46,495
	SAS Dragon Holdings Ltd.	88,000	51,787
	SEA Holdings Ltd.	60,582	43,479
*	Shangri-La Asia Ltd.	422,000	343,271
*	Shun Tak Holdings Ltd.	648,000	177,144
*	Sincere Watch Hong Kong Ltd.	430,000	2,785
	Sing Tao News Corp. Ltd.	146,000	12,037
	Singamas Container Holdings Ltd.	444,000	52,285
	Sino Land Co. Ltd.	604,567	794,634
#	SITC International Holdings Co. Ltd.	570,000	1,926,509
#*	SJM Holdings Ltd.	548,000	407,558
	SmarTone Telecommunications Holdings Ltd.	218,000	127,146
††	SMI Culture & Travel Group Holdings Ltd.	336,796	4,060
	Soundwill Holdings Ltd.	41,000	40,887
	Stella International Holdings Ltd.	163,000	194,743
#*	Summit Ascent Holdings Ltd.	76,000	4,840
	Sun Hung Kai & Co. Ltd.	211,000	109,617
	Sun Hung Kai Properties Ltd.	70,500	934,712
	SUNeVision Holdings Ltd.	80,000	73,451
	Swire Pacific Ltd., Class A	110,500	694,668
	Swire Pacific Ltd., Class B	187,500	196,967
	Swire Properties Ltd.	90,000	241,287
	TAI Cheung Holdings Ltd.	164,000	102,849
	Tao Heung Holdings Ltd.	168,000	18,967
††	Tech-Pro, Inc.	1,538,000	2,530
	Techtronic Industries Co. Ltd.	170,500	3,502,965
*	Television Broadcasts Ltd.	138,200	107,466
	Texhong Textile Group Ltd.	195,000	290,967
	Texwinca Holdings Ltd.	332,000	67,988
	Tradelink Electronic Commerce Ltd.	290,000	41,703
	Transport International Holdings Ltd.	83,646	141,529
	United Laboratories International Holdings Ltd.	338,000	214,704
††	Untrade Convoy	1,758,000	7,072
††	Untrade CW Group Holdings	193,500	1,077
††	Untrade Hosa International	144,000	0
††	Untrade Mh Development NPV	24,000	671
††	Untrade Youyuan Holdings	239,000	0
††	Untrade. C Fiber Optic	310,000	0
††	Untrade.Burwill	882,000	1,508
††	Untrade.CTEG	1,228,000	10,070
	Value Partners Group Ltd.	192,000	98,288
	Vedan International Holdings Ltd.	124,000	12,582
	Vitasoy International Holdings Ltd.	262,000	631,542
#Ω	VPower Group International Holdings Ltd.	156,742	30,634
	VSTECS Holdings Ltd.	350,000	330,293
	VTech Holdings Ltd.	58,600	451,247
	Wai Kee Holdings Ltd.	62,000	29,795
	Wang On Group Ltd.	4,680,000	43,877
*	Wealthking Investments Ltd.	148,000	13,800

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	WH Group Ltd.	2,098,632	$1,471,170
	Wharf Real Estate Investment Co. Ltd.	97,000	547,881
#	Wing Tai Properties Ltd.	52,000	28,095
*	Xingye Alloy Materials Group Ltd.	86,000	12,329
	Xinyi Glass Holdings Ltd.	632,000	1,780,941
	YTO Express Holdings Ltd.	18,000	7,734
*	Yue Yuen Industrial Holdings Ltd.	333,500	707,924
#	Zensun Enterprises Ltd.	54,000	30,689
*	Zhaobangji Properties Holdings Ltd.	136,000	8,478

TOTAL HONG KONG			63,097,083

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	174,917	240,802
	MOL Hungarian Oil & Gas PLC	176,173	1,505,454
*	Opus Global Nyrt	47,307	35,974
*	OTP Bank Nyrt	19,097	1,147,489
	Richter Gedeon Nyrt	8,273	231,845

TOTAL HUNGARY			3,161,564

INDIA — (4.3%)
	Aarti Drugs Ltd.	15,517	121,394
	Aarti Industries Ltd.	40,532	525,219
	ABB Power Products & Systems India Ltd.	229	6,751
	Abbott India Ltd.	863	230,528
	ACC Ltd.	11,892	371,742
	Adani Enterprises Ltd.	23,319	444,064
*	Adani Green Energy Ltd.	61,444	946,439
	Adani Ports & Special Economic Zone Ltd.	82,442	766,930
*	Adani Power Ltd.	468,478	640,208
	Adani Total Gas Ltd.	36,002	699,437
*	Adani Transmission Ltd.	105,739	2,522,791
*	Aditya Birla Capital Ltd.	190,334	245,984
	Advanced Enzyme Technologies Ltd.	14,719	74,330
	Aegis Logistics Ltd.	20,608	58,331
	Agro Tech Foods Ltd.	1,165	15,303
*	Ahluwalia Contracts India Ltd.	1,883	9,469
	AIA Engineering Ltd.	6,681	171,908
	Ajanta Pharma Ltd.	12,007	335,770
	Akzo Nobel India Ltd.	2,300	64,653
	Alembic Ltd.	28,091	39,096
	Alembic Pharmaceuticals Ltd.	25,708	267,562
	Alkyl Amines Chemicals	2,520	121,515
	Allcargo Logistics Ltd.	31,372	113,048
	Amara Raja Batteries Ltd.	20,590	187,887
	Ambuja Cements Ltd.	198,720	1,074,786
*††	Amtek Auto Ltd.	25,857	178
	Andhra Sugars Ltd.	1,788	15,280
	Apar Industries Ltd.	1,228	11,173
*	APL Apollo Tubes Ltd.	37,580	403,663
	Apollo Hospitals Enterprise Ltd.	11,573	663,743
	Apollo Tyres Ltd.	127,582	365,483
*	Arvind Fashions Ltd.	12,904	51,772
*	Arvind Ltd.	16,965	29,886
	Asahi India Glass Ltd.	12,128	69,013
	Ashok Leyland Ltd.	395,242	755,947
*	Ashoka Buildcon Ltd.	26,970	38,050
	Asian Paints Ltd.	22,199	922,345
*Ω	Aster DM Healthcare Ltd.	22,456	56,003

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Astral Ltd.	14,119	$412,638
	Atul Ltd.	3,254	397,159
*Ω	AU Small Finance Bank Ltd.	8,678	141,911
	Aurobindo Pharma Ltd.	130,293	1,206,656
	Automotive Axles Ltd.	3,296	59,639
	Avanti Feeds Ltd.	16,178	119,892
*Ω	Avenue Supermarts Ltd.	1,757	108,663
*	Axis Bank Ltd.	161,824	1,616,814
*	Axis Bank Ltd., GDR	1,036	56,255
	Bajaj Auto Ltd.	5,912	293,754
	Bajaj Consumer Care Ltd.	18,382	57,043
*	Bajaj Electricals Ltd.	6,321	93,409
	Bajaj Finance Ltd.	11,609	1,154,168
	Bajaj Finserv Ltd.	3,952	945,554
*	Bajaj Hindusthan Sugar Ltd.	60,944	11,070
	Bajaj Holdings & Investment Ltd.	8,383	539,268
	Balaji Amines Ltd.	4,219	195,457
	Balkrishna Industries Ltd.	23,789	782,659
	Balmer Lawrie & Co. Ltd.	31,203	52,667
	Balrampur Chini Mills Ltd.	73,082	320,937
*	Bank of Baroda	293,975	384,494
*	Bank of India	10,762	8,648
*	Bank of Maharashtra	390,782	108,934
	BASF India Ltd.	2,387	103,906
	Bayer CropScience Ltd.	384	25,598
	BEML Ltd.	4,872	104,732
	Berger Paints India Ltd.	33,662	334,052
	Bhansali Engineering Polymers Ltd.	4,216	10,050
	Bharat Dynamics Ltd.	6,506	35,216
	Bharat Electronics Ltd.	242,806	674,687
	Bharat Forge Ltd.	43,847	454,833
*	Bharat Heavy Electricals Ltd.	230,563	210,478
	Bharat Petroleum Corp. Ltd.	60,550	339,806
	Bharat Rasayan Ltd.	275	37,560
*	Bharti Airtel Ltd.	311,794	2,862,071
	Bharti Airtel Ltd.	22,271	84,496
*	Biocon Ltd.	24,159	113,585
	Birla Corp. Ltd.	9,881	201,225
	Birlasoft Ltd.	76,048	415,589
	Bliss Gvs Pharma Ltd.	16,236	24,092
	Blue Dart Express Ltd.	1,564	139,379
	Blue Star Ltd.	6,502	83,732
	Bodal Chemicals Ltd.	20,599	33,851
	Bosch Ltd.	1,298	294,777
	Brigade Enterprises Ltd.	23,168	145,587
	Britannia Industries Ltd.	7,461	366,462
	BSE Ltd.	5,728	101,387
	Cadila Healthcare Ltd.	66,448	447,996
*	Camlin Fine Sciences Ltd.	4,683	10,409
	Can Fin Homes Ltd.	23,250	195,078
*	Canara Bank	96,339	276,467
*	Capacit’e Infraprojects Ltd.	8,742	19,411
	Caplin Point Laboratories Ltd.	5,976	65,359
	Carborundum Universal Ltd.	21,129	237,514
	Care Ratings Ltd.	4,806	43,873
	Castrol India Ltd.	102,916	191,436
	CCL Products India Ltd.	36,778	188,764
	Ceat Ltd.	8,354	140,306
*	Central Bank of India	268,110	78,735

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Central Depository Services India Ltd.	5,637	$101,893
	Century Plyboards India Ltd.	21,503	155,529
	Century Textiles & Industries Ltd.	14,244	149,466
	Cera Sanitaryware Ltd.	2,216	152,998
	CESC Ltd.	157,900	184,226
	Chambal Fertilizers & Chemicals Ltd.	67,533	335,116
*	Chennai Petroleum Corp. Ltd.	7,722	12,642
††	Chennai Super Kings Cricket Ltd.	52,326	295
	Cholam&alam Investment & Finance Co. Ltd.	100,903	843,313
	Cholamandalam Financial Holdings Ltd.	25,504	238,881
	Cigniti Technologies Ltd.	1,499	11,882
	Cipla Ltd.	56,283	685,057
	City Union Bank Ltd.	79,426	180,810
	Coal India Ltd.	125,372	276,330
Ω	Cochin Shipyard Ltd.	16,230	75,973
	Coforge Ltd.	3,028	196,862
	Colgate-Palmolive India Ltd.	14,777	304,115
	Container Corp. Of India Ltd.	45,196	397,764
	Coromandel International Ltd.	43,719	459,120
	Cosmo Films Ltd.	1,290	27,321
*	CreditAccess Grameen Ltd.	3,366	28,108
	CRISIL Ltd.	5,681	211,295
	Crompton Greaves Consumer Electricals Ltd.	118,788	740,154
*	CSB Bank Ltd.	4,343	17,146
	Cummins India Ltd.	9,407	112,783
	Cyient Ltd.	9,656	137,718
	Dabur India Ltd.	53,464	420,585
	Dalmia Bharat Ltd.	24,001	646,533
	DB Corp. Ltd.	24,605	32,265
*	DCB Bank Ltd.	84,198	102,619
	DCM Shriram Ltd.	20,669	272,955
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,703	68,517
	Deepak Nitrite Ltd.	7,234	216,534
	Delta Corp. Ltd.	32,285	112,384
*	DEN Networks Ltd.	14,544	8,711
	Dhampur Sugar Mills Ltd.	11,915	47,031
*	Dhani Services Ltd.	81,210	195,402
*	Dhani Services Ltd.	1,855	2,180
	Dhanuka Agritech Ltd.	5,690	55,514
Ω	Dilip Buildcon Ltd.	15,884	127,564
*	Dish TV India Ltd.	100,541	23,290
*	Dishman Carbogen Amcis Ltd.	27,694	76,319
	Divi’s Laboratories Ltd.	18,399	1,270,393
	Dixon Technologies India Ltd.	3,426	227,977
	DLF Ltd.	130,737	699,815
Ω	Dr Lal PathLabs Ltd.	4,848	229,101
	Dr Reddy’s Laboratories Ltd., ADR	1,487	91,361
	Dr Reddy’s Laboratories Ltd.	8,129	503,110
*	DRC Systems India Ltd.	206	1,090
*	Dredging Corp. of India Ltd.	1,813	8,164
	eClerx Services Ltd.	10,525	308,559
	Edelweiss Financial Services Ltd.	141,455	146,432
	Eicher Motors Ltd.	16,530	550,889
*	EID Parry India Ltd.	27,575	168,514
*	EIH Ltd.	42,037	78,002
	Electrosteel Castings Ltd.	23,321	10,520
	Elgi Equipments Ltd.	13,736	36,671
	Emami Ltd.	33,996	243,882
Ω	Endurance Technologies Ltd.	4,761	116,455

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Engineers India Ltd.	57,705	$56,170
	EPL Ltd.	13,454	38,715
Ω	Eris Lifesciences Ltd.	3,716	41,246
	Escorts Ltd.	21,460	454,323
	Excel Industries Ltd.	767	9,834
	Exide Industries Ltd.	110,985	256,694
	Fairchem Organics Ltd.	494	12,671
*	FDC Ltd.	13,235	56,641
	Federal Bank Ltd.	595,372	779,095
	Filatex India Ltd.	10,991	14,715
	Fine Organic Industries Ltd.	725	32,015
	Finolex Cables Ltd.	19,810	124,307
	Finolex Industries Ltd.	72,005	211,905
	Firstsource Solutions Ltd.	78,315	208,148
	Force Motors Ltd.	3,168	59,738
*	Fortis Healthcare Ltd.	183,158	599,025
*	Future Consumer Ltd.	53,466	5,016
	Gabriel India Ltd.	18,231	37,522
	GAIL India Ltd.	424,620	842,922
	Galaxy Surfactants Ltd.	1,273	53,558
	Garware Technical Fibres Ltd.	4,218	190,525
	Gateway Distriparks Ltd.	24,186	90,557
*	GE T&D India Ltd.	23,648	40,513
*Ω	General Insurance Corp. of India	16,865	30,049
*	GFL Ltd.	10,933	11,344
	GHCL Ltd.	18,451	104,132
	Gillette India Ltd.	1,460	110,404
	GlaxoSmithKline Pharmaceuticals Ltd.	4,376	87,762
	Glenmark Pharmaceuticals Ltd.	58,036	391,494
	Godawari Power & Ispat Ltd.	1,918	9,117
	Godawari Power & Ispat Ltd.	1,918	9,109
	Godfrey Phillips India Ltd.	5,565	96,680
*	Godrej Consumer Products Ltd.	33,599	431,664
*	Godrej Industries Ltd.	28,932	224,826
*	Godrej Properties Ltd.	3,822	114,508
	Granules India Ltd.	57,964	241,170
	Graphite India Ltd.	7,343	52,473
	Grasim Industries Ltd.	76,559	1,769,813
	Great Eastern Shipping Co. Ltd.	27,663	120,379
	Greaves Cotton Ltd.	16,861	30,195
	Greenlam Industries Ltd.	568	10,854
*	Greenpanel Industries Ltd.	3,306	17,089
	Greenply Industries Ltd.	11,914	33,458
	Grindwell Norton Ltd.	6,276	135,619
	Gujarat Alkalies & Chemicals Ltd.	9,787	98,541
	Gujarat Ambuja Exports Ltd.	36,412	79,759
*	Gujarat Fluorochemicals Ltd.	10,933	267,300
	Gujarat Gas Ltd.	49,860	416,558
	Gujarat Industries Power Co. Ltd.	5,497	6,334
	Gujarat Mineral Development Corp. Ltd.	43,682	43,337
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,635	132,762
	Gujarat Pipavav Port Ltd.	89,581	134,137
	Gujarat State Fertilizers & Chemicals Ltd.	21,885	38,719
	Gujarat State Petronet Ltd.	84,294	343,308
	Gulf Oil Lubricants India Ltd.	3,107	24,128
	Hatsun Agro Product Ltd.	11,212	200,267
	Havells India Ltd.	37,085	629,171
	HCL Technologies Ltd.	172,553	2,645,041
Ω	HDFC Asset Management Co. Ltd.	3,587	127,123

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HDFC Bank Ltd.	182,588	$3,880,255
Ω	HDFC Life Insurance Co. Ltd.	14,627	133,453
*	HealthCare Global Enterprises Ltd.	2,300	6,962
	HEG Ltd.	3,340	91,823
	HeidelbergCement India Ltd.	34,643	110,578
*	Hemisphere Properties India Ltd.	14,869	26,935
	Heritage Foods Ltd.	7,562	52,743
	Hero MotoCorp Ltd.	36,123	1,285,635
	Hester Biosciences Ltd.	789	25,592
	HFCL Ltd.	235,479	226,991
	Hikal Ltd.	22,547	172,090
	HIL Ltd.	1,370	82,393
	Himadri Speciality Chemical Ltd.	41,325	29,042
	Himatsingka Seide Ltd.	16,762	56,577
	Hindalco Industries Ltd.	335,067	2,083,148
	Hinduja Global Solutions Ltd.	3,563	128,588
	Hindustan Aeronautics Ltd.	4,798	84,448
*	Hindustan Oil Exploration Co. Ltd.	6,123	13,802
	Hindustan Petroleum Corp. Ltd.	107,239	446,518
	Hindustan Unilever Ltd.	36,054	1,151,973
	Honda India Power Products Ltd.	538	9,541
	Honeywell Automation India Ltd.	113	63,765
	Housing Development Finance Corp. Ltd.	71,710	2,730,987
	Huhtamaki India Ltd.	7,123	22,759
	I G Petrochemicals Ltd.	1,766	19,766
	ICICI Bank Ltd., Sponsored ADR	87,297	1,846,332
	ICICI Bank Ltd.	115,986	1,255,763
Ω	ICICI Lombard General Insurance Co. Ltd.	10,409	207,409
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	142,970
Ω	ICICI Securities Ltd.	18,452	183,187
	ICRA Ltd.	239	10,985
*	IDFC First Bank Ltd.	965,670	642,142
*	IDFC Ltd.	434,035	322,899
*	IFCI Ltd.	305,817	50,015
	IIFL Finance Ltd.	55,498	241,822
	IIFL Securities Ltd.	28,342	36,759
	IIFL Wealth Management Ltd.	5,897	128,500
	India Cements Ltd.	86,812	239,489
	India Glycols Ltd.	4,576	51,566
	Indiabulls Housing Finance Ltd.	107,599	312,571
*	Indiabulls Real Estate Ltd.	108,361	221,185
	Indian Bank	59,005	135,538
Ω	Indian Energy Exchange Ltd.	14,116	133,915
	Indian Hotels Co. Ltd.	120,980	323,437
	Indian Hume Pipe Co. Ltd.	6,838	17,448
	Indian Oil Corp. Ltd.	183,460	314,203
*	Indian Overseas Bank	508,726	145,785
	Indo Count Industries Ltd.	29,913	97,760
	Indoco Remedies Ltd.	3,978	24,712
	Indraprastha Gas Ltd.	42,275	269,042
	Indus Towers Ltd.	117,400	427,543
	IndusInd Bank Ltd.	35,507	544,147
	Infibeam Avenues Ltd.	169,398	101,978
	Info Edge India Ltd.	1,739	142,090
	Infosys Ltd., Sponsored ADR	57,600	1,283,328
	Infosys Ltd.	347,300	7,787,308
*	Inox Leisure Ltd.	26,126	146,708
*	Inox Wind Energy Ltd.	1,093	12,851
*	Intellect Design Arena Ltd.	4,799	42,001

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	InterGlobe Aviation Ltd.	2,616	$75,801
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	65,845
	Ipca Laboratories Ltd.	10,606	305,166
*	IRB Infrastructure Developers Ltd.	46,610	144,669
Ω	IRCON International Ltd.	61,206	38,642
	ITC Ltd.	482,305	1,441,664
	ITD Cementation India Ltd.	22,260	24,289
	J Kumar Infraprojects Ltd.	11,676	23,636
	Jai Corp. Ltd.	15,986	25,768
*	Jaiprakash Associates Ltd.	89,950	10,235
*	Jaiprakash Power Ventures Ltd.	239,763	14,116
*	Jammu & Kashmir Bank Ltd.	22,367	12,020
	Jamna Auto Industries Ltd.	20,247	26,510
	JB Chemicals & Pharmaceuticals Ltd.	8,492	189,531
	Jindal Poly Films Ltd.	4,651	59,002
	Jindal Saw Ltd.	68,205	104,389
*	Jindal Stainless Hisar Ltd.	44,114	197,918
*	Jindal Stainless Ltd.	65,731	169,668
*	Jindal Steel & Power Ltd.	127,168	710,417
	JK Cement Ltd.	9,251	412,393
	JK Lakshmi Cement Ltd.	14,891	123,013
	JK Paper Ltd.	39,899	120,404
	JK Tyre & Industries Ltd.	33,904	65,738
	JM Financial Ltd.	126,883	150,805
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	47,234
	JSW Energy Ltd.	162,361	745,497
	JSW Steel Ltd.	336,504	3,028,989
	JTEKT India Ltd.	27,645	36,471
	Jubilant Foodworks Ltd.	20,141	997,253
	Jubilant Ingrevia Ltd.	47,407	424,472
	Jubilant Pharmova Ltd.	47,407	377,278
*	Just Dial Ltd.	1,571	16,808
	Jyothy Labs Ltd.	16,716	35,040
	Kajaria Ceramics Ltd.	35,331	577,830
	Kalpataru Power Transmission Ltd.	20,554	115,055
	Kalyani Steels Ltd.	8,932	44,110
	Kansai Nerolac Paints Ltd.	12,596	91,880
	Karnataka Bank Ltd.	34,564	31,466
	Karur Vysya Bank Ltd.	162,946	106,921
	Kaveri Seed Co. Ltd.	10,833	75,831
	KCP Ltd.	6,735	11,862
	KEC International Ltd.	37,781	242,940
	KEI Industries Ltd.	27,752	340,050
	Kiri Industries Ltd.	5,697	36,980
	Kirloskar Ferrous Industries Ltd.	3,203	10,103
	Kirloskar Oil Engines Ltd.	11,218	30,524
	KNR Constructions Ltd.	29,312	109,944
	Kotak Mahindra Bank Ltd.	31,361	857,638
	KPIT Technologies Ltd.	58,305	240,765
	KPR Mill Ltd.	54,210	327,790
	KRBL Ltd.	25,487	96,370
	KSB Ltd.	3,391	59,923
*	L&T Finance Holdings Ltd.	328,652	362,792
Ω	L&T Technology Services Ltd.	4,029	255,070
	Lakshmi Machine Works Ltd.	1,159	135,642
Ω	Larsen & Toubro Infotech Ltd.	7,341	660,452
	Larsen & Toubro Ltd.	49,554	1,180,050
Ω	Laurus Labs Ltd.	42,298	292,339
	LG Balakrishnan & Bros Ltd.	1,990	13,416

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LIC Housing Finance Ltd.	108,368	$590,859
	Linde India Ltd.	3,102	95,488
	LT Foods Ltd.	41,256	38,474
	Lumax Industries Ltd.	1,052	19,027
	Lupin Ltd.	62,163	771,855
	LUX Industries Ltd.	1,387	66,253
	Mahanagar Gas Ltd.	9,680	129,882
	Maharashtra Scooters Ltd.	1,426	84,510
	Maharashtra Seamless Ltd.	9,479	62,054
	Mahindra & Mahindra Financial Services Ltd.	298,747	722,244
	Mahindra & Mahindra Ltd.	145,183	1,721,590
*	Mahindra CIE Automotive Ltd.	39,842	143,502
*	Mahindra Holidays & Resorts India Ltd.	34,822	106,676
*	Mahindra Lifespace Developers Ltd.	32,223	117,655
Ω	Mahindra Logistics Ltd.	3,838	33,082
	Maithan Alloys Ltd.	1,233	17,468
	Manappuram Finance Ltd.	235,523	656,157
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	26,550
	Marico Ltd.	102,266	776,291
	Marksans Pharma Ltd.	74,161	65,533
	Maruti Suzuki India Ltd.	5,648	563,530
Ω	MAS Financial Services Ltd.	4,593	46,572
	Mastek Ltd.	4,519	168,255
*	Max Financial Services Ltd.	11,671	151,607
*	Max Healthcare Institute Ltd.	38,891	172,313
*	Max India Ltd.	3,243	3,277
	Mayur Uniquoters Ltd.	8,509	49,087
*	Meghmani Finechem Ltd.	3,103	36,595
	Meghmani Organics Ltd.	33,015	48,168
Ω	Metropolis Healthcare Ltd.	559	22,119
	Minda Corp. Ltd.	7,622	15,997
	Minda Industries Ltd.	28,189	295,126
	Mindtree Ltd.	10,231	618,675
Ω	Mishra Dhatu Nigam Ltd.	5,601	13,832
	MOIL Ltd.	25,672	53,583
*	Morepen Laboratories Ltd.	25,505	17,211
	Motherson Sumi Systems Ltd.	370,814	1,115,210
	Motilal Oswal Financial Services Ltd.	12,488	152,755
	Mphasis Ltd.	33,803	1,465,746
	MRF Ltd.	485	502,086
	Multi Commodity Exchange of India Ltd.	450	10,240
	Muthoot Finance Ltd.	66,141	1,304,279
	Natco Pharma Ltd.	28,761	318,208
	National Aluminium Co. Ltd.	270,256	351,111
	Nava Bharat Ventures Ltd.	42,413	65,220
	Navin Fluorine International Ltd.	1,007	44,973
	Navneet Education Ltd.	39,220	55,343
	NBCC India Ltd.	25,870	15,508
	NCC Ltd.	105,665	100,985
	NESCO Ltd.	8,606	70,269
	Nestle India Ltd.	2,994	759,338
	Neuland Laboratories Ltd.	461	10,284
	NHPC Ltd.	332,705	137,426
	NIIT Ltd.	25,172	100,699
	Nilkamal Ltd.	2,650	84,064
	NLC India Ltd.	66,590	56,877
	NMDC Ltd.	262,907	503,861
	NOCIL Ltd.	34,157	122,209
	NRB Bearings Ltd.	20,512	35,336

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NTPC Ltd.	195,148	$347,647
*	Oberoi Realty Ltd.	36,793	447,761
	Oil & Natural Gas Corp. Ltd.	129,321	258,981
	Oil India Ltd.	41,265	123,833
*	Olectra Greentech Ltd.	3,467	26,290
*	Omaxe Ltd.	19,919	19,723
	Oracle Financial Services Software Ltd.	3,772	222,357
	Orient Cement Ltd.	24,311	52,844
	Orient Electric Ltd.	12,332	57,067
	Oriental Carbon & Chemicals Ltd.	634	8,739
	Page Industries Ltd.	938	472,269
	Paisalo Digital Ltd.	5,849	73,266
Ω	Parag Milk Foods Ltd.	11,590	20,945
*	PC Jeweller Ltd.	28,041	10,334
	Persistent Systems Ltd.	16,947	890,156
	Petronet LNG Ltd.	293,933	904,106
	Pfizer Ltd.	2,126	143,200
	Phillips Carbon Black Ltd.	30,584	90,144
	Phoenix Mills Ltd.	14,465	185,031
	PI Industries Ltd.	23,271	933,612
	Pidilite Industries Ltd.	13,377	415,627
	Piramal Enterprises Ltd.	31,460	1,097,975
*Ω	PNB Housing Finance Ltd.	5,256	34,013
	PNC Infratech Ltd.	30,500	132,570
	Poly Medicure Ltd.	3,192	39,660
	Polyplex Corp. Ltd.	5,680	128,353
*	Poonawalla Fincorp Ltd.	39,875	88,809
	Power Finance Corp. Ltd.	337,298	600,708
	Power Grid Corp. of India Ltd.	216,823	538,963
	Praj Industries Ltd.	12,897	57,612
*	Prakash Industries Ltd.	18,009	15,746
	Prestige Estates Projects Ltd.	51,311	294,233
	Prince Pipes & Fittings Ltd.	1,312	12,836
*	Prism Johnson Ltd.	43,150	69,309
	Privi Speciality Chemicals Ltd.	1,483	31,890
	Procter & Gamble Health Ltd.	1,041	76,029
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	329,011
	PSP Projects Ltd.	3,112	21,406
*	PTC India Financial Services Ltd.	58,589	15,195
	PTC India Ltd.	80,783	137,389
*	Punjab National Bank	439,236	248,248
*	PVR Ltd.	11,746	264,583
Ω	Quess Corp. Ltd.	19,671	227,731
	Radico Khaitan Ltd.	16,295	244,643
	Rain Industries Ltd.	49,748	151,746
	Rajesh Exports Ltd.	33,725	287,670
	Rallis India Ltd.	11,377	40,315
	Ramco Cements Ltd.	24,308	347,390
	Ramco Industries Ltd.	13,704	51,874
	Rashtriya Chemicals & Fertilizers Ltd.	35,779	36,816
	Ratnamani Metals & Tubes Ltd.	3,945	113,316
*	Raymond Ltd.	11,792	71,895
*Ω	RBL Bank Ltd.	157,218	381,430
	REC Ltd.	345,075	690,960
	Redington India Ltd.	209,436	405,805
	Relaxo Footwears Ltd.	12,843	228,557
	Reliance Industries Ltd.	235,961	8,019,213
*	Reliance Power Ltd.	220,487	41,754
	Repco Home Finance Ltd.	10,088	36,341

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rhi Magnesita India Ltd.	10,208	$47,270
	Sagar Cements Ltd.	5,305	20,027
	Sanofi India Ltd.	2,330	259,153
	Sasken Technologies Ltd.	583	9,660
Ω	SBI Life Insurance Co. Ltd.	8,998	137,817
	Schaeffler India Ltd.	912	89,938
	Sequent Scientific Ltd.	6,658	17,012
Ω	SH Kelkar & Co. Ltd.	8,092	17,154
	Sharda Cropchem Ltd.	10,452	43,084
	Shilpa Medicare Ltd.	7,390	58,045
	Shipping Corp. of India Ltd.	59,327	101,516
*	Shoppers Stop Ltd.	2,532	11,758
	Shree Cement Ltd.	734	280,662
	Shriram City Union Finance Ltd.	7,575	219,107
	Shriram Transport Finance Co. Ltd.	56,073	1,089,678
	Siemens Ltd.	3,071	90,295
*	SIS Ltd.	2,382	14,871
	SKF India Ltd.	2,554	113,640
	Sobha Ltd.	19,594	201,767
	Solar Industries India Ltd.	6,105	203,187
	Solara Active Pharma Sciences Ltd.	3,320	55,363
	Somany Home Innovation Ltd.	8,539	51,187
	Sonata Software Ltd.	20,977	236,408
*	South Indian Bank Ltd.	332,336	41,855
*	SpiceJet Ltd.	21,747	20,605
	SRF Ltd.	31,640	898,434
	Srikalahasthi Pipes Ltd.	2,877	7,424
*	Star Cement Ltd.	7,399	9,952
	State Bank of India	114,695	774,522
	State Bank of India, GDR	1,026	69,358
	Steel Authority of India Ltd.	277,659	429,570
	Sterlite Technologies Ltd.	52,825	194,636
	Strides Pharma Science Ltd.	21,638	154,879
	Subros Ltd.	10,122	49,321
	Sudarshan Chemical Industries	11,301	86,769
	Sun Pharmaceutical Industries Ltd.	90,163	959,963
	Sun TV Network Ltd.	29,483	221,096
	Sundaram Finance Holdings Ltd.	7,208	7,490
	Sundaram Finance Ltd.	9,849	316,516
	Sundaram-Clayton Ltd.	599	30,763
	Sundram Fasteners Ltd.	15,180	169,672
	Sunteck Realty Ltd.	26,148	160,263
	Suprajit Engineering Ltd.	15,006	69,137
	Supreme Industries Ltd.	13,018	410,357
	Supreme Petrochem Ltd.	11,031	93,237
	Surya Roshni Ltd.	2,875	23,470
	Sutlej Textiles & Industries Ltd.	12,726	11,774
	Suven Pharmaceuticals Ltd.	55,204	374,460
*	Suvidhaa Infoserve Ltd.	11,124	1,862
	Swaraj Engines Ltd.	1,242	28,750
	Symphony Ltd.	1,873	25,999
*Ω	Syngene International Ltd.	19,425	140,980
	Tanla Platforms Ltd.	871	14,261
*	TARC Ltd.	44,042	25,772
	Tata Chemicals Ltd.	52,323	632,288
	Tata Communications Ltd.	14,869	260,243
	Tata Consultancy Services Ltd.	68,829	3,134,342
	Tata Consumer Products Ltd.	129,394	1,406,577
	Tata Elxsi Ltd.	4,794	376,441

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Metaliks Ltd.	5,683	$72,722
*	Tata Motors Ltd.	667,548	4,301,003
	Tata Power Co. Ltd.	176,417	510,542
*	Tata Steel BSL Ltd.	85,356	98,801
	Tata Steel Long Products Ltd.	7,583	85,873
	Tata Steel Ltd.	157,080	2,773,026
	TCI Express Ltd.	3,754	91,450
	Tech Mahindra Ltd.	113,369	2,247,299
	Techno Electric & Engineering Co. Ltd.	15,018	52,683
	Thermax Ltd.	5,791	107,653
	Thirumalai Chemicals Ltd.	2,481	8,837
*	Thomas Cook India Ltd.	36,462	34,713
Ω	Thyrocare Technologies Ltd.	4,402	67,466
	Tide Water Oil Co. India Ltd.	1,030	22,648
	Time Technoplast Ltd.	58,614	54,588
	Timken India Ltd.	3,329	80,324
	Tinplate Co. of India Ltd.	10,194	39,873
	Titan Co. Ltd.	42,006	1,346,738
	Torrent Pharmaceuticals Ltd.	12,854	493,304
	Torrent Power Ltd.	39,877	267,359
	Transport Corp. of India Ltd.	10,050	84,609
	Trident Ltd.	564,080	287,256
	Triveni Engineering & Industries Ltd.	40,732	103,570
	Triveni Turbine Ltd.	9,284	24,058
	TTK Prestige Ltd.	1,020	149,117
	Tube Investments of India Ltd.	36,180	676,191
	TV Today Network Ltd.	13,324	55,732
*	TV18 Broadcast Ltd.	207,389	115,679
	TVS Srichakra Ltd.	1,447	44,666
*	UCO Bank	262,100	50,785
	Uflex Ltd.	11,771	89,209
	UltraTech Cement Ltd.	11,251	1,150,690
	Unichem Laboratories Ltd.	12,905	41,274
*	Union Bank of India	277,818	172,243
	United Breweries Ltd.	2,372	52,455
*	United Spirits Ltd.	47,033	599,386
	UPL Ltd.	258,990	2,585,954
*	Usha Martin Ltd.	48,729	57,459
*	VA Tech Wabag Ltd.	10,297	43,909
	Vaibhav Global Ltd.	17,605	135,542
	Vakrangee Ltd.	221,710	109,577
	Vardhman Textiles Ltd.	6,649	173,348
*Ω	Varroc Engineering Ltd.	8,908	35,067
	Varun Beverages Ltd.	14,041	159,438
	Vedanta Ltd.	79,868	324,915
	Venky’s India Ltd.	636	23,326
	Vesuvius India Ltd.	1,489	21,406
	V-Guard Industries Ltd.	29,973	102,590
	Vinati Organics Ltd.	9,924	252,347
	Vindhya Telelinks Ltd.	1,308	19,617
*	V-Mart Retail Ltd.	1,571	84,944
*	Vodafone Idea Ltd.	1,576,710	199,772
	Voltamp Transformers Ltd.	1,111	22,290
	VRL Logistics Ltd.	13,256	66,478
	VST Industries Ltd.	1,677	74,217
	VST Tillers Tractors Ltd.	349	13,544
	Welspun Corp. Ltd.	34,836	62,555
	Welspun Enterprises Ltd.	21,331	28,034
	Welspun India Ltd.	149,156	276,674

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	West Coast Paper Mills Ltd.	14,627	$49,184
	Wheels India Ltd.	735	6,953
	Whirlpool of India Ltd.	4,402	130,506
	Wipro Ltd.	135,883	1,178,049
*	Wockhardt Ltd.	14,169	80,854
*	Yes Bank Ltd.	644,005	110,043
	Zee Entertainment Enterprises Ltd.	268,611	1,084,774
	Zensar Technologies Ltd.	22,420	139,099
	Zydus Wellness Ltd.	374	10,242

TOTAL INDIA			181,813,875

INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	2,023,900	201,695
	Adaro Energy Tbk PT	4,921,100	582,924
*	Adhi Karya Persero Tbk PT	754,695	56,020
*	Adi Sarana Armada Tbk PT	314,400	70,525
*	Agung Semesta Sejahtera Tbk PT	379,600	1,340
	AKR Corporindo Tbk PT	537,700	162,234
*	Alam Sutera Realty Tbk PT	5,422,500	69,756
	Aneka Tambang Tbk	1,041,846	172,416
*††	Armidian Karyatama Tbk PT	544,900	361
	Astra Agro Lestari Tbk PT	132,800	100,697
	Astra International Tbk PT	2,213,700	942,843
	Astra Otoparts Tbk PT	109,700	8,756
	Bank BTPN Syariah Tbk PT	263,700	70,918
*	Bank Bukopin Tbk PT	2,905,400	87,916
	Bank Central Asia Tbk PT	2,258,500	1,194,243
	Bank Danamon Indonesia Tbk PT	457,600	86,985
	Bank Mandiri Persero Tbk PT	1,155,600	584,239
*	Bank Mayapada International Tbk PT	213,200	11,738
	Bank Maybank Indonesia Tbk PT	971,000	23,026
*	Bank Nationalnobu Tbk PT	65,200	4,437
	Bank Negara Indonesia Persero Tbk PT	1,009,600	499,270
*	Bank Pan Indonesia Tbk PT	974,200	54,292
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	96,647
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	89,722
	Bank Rakyat Indonesia Persero Tbk PT	3,182,834	955,435
*	Bank Tabungan Negara Persero Tbk PT	1,366,600	171,891
	Barito Pacific Tbk PT	6,064,200	401,249
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	18,486
	BFI Finance Indonesia Tbk PT	536,000	39,761
	Blue Bird Tbk PT	168,500	17,617
*	Buana Lintas Lautan Tbk PT	3,163,100	57,217
	Bukit Asam Tbk PT	1,380,500	261,277
*	Bumi Serpong Damai Tbk PT	2,039,100	160,068
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,481
*	Capital Financial Indonesia Tbk PT	373,600	11,080
	Charoen Pokphand Indonesia Tbk PT	1,144,800	501,996
Ω	Cikarang Listrindo Tbk PT	409,000	18,336
	Ciputra Development Tbk PT	4,754,247	361,092
*	Citra Marga Nusaphala Persada Tbk PT	166,518	14,932
*	Delta Dunia Makmur Tbk PT	2,924,600	61,126
	Dharma Satya Nusantara Tbk PT	1,024,000	41,888
*	Eagle High Plantations Tbk PT	4,013,600	25,778
*	Elang Mahkota Teknologi Tbk PT	1,307,200	177,667
	Elnusa Tbk PT	1,799,200	38,622
	Erajaya Swasembada Tbk PT	3,182,500	146,263
*	FKS Food Sejahtera Tbk PT	494,100	7,682
	Gajah Tunggal Tbk PT	847,000	43,682

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Garuda Indonesia Persero Tbk PT	2,201,200	$25,869
	Garudafood Putra Putri Jaya Tbk PT	728,500	25,967
	Gudang Garam Tbk PT	138,300	327,631
*††	Hanson International Tbk PT	36,338,700	24,046
	Harum Energy Tbk PT	128,600	69,341
	Indah Kiat Pulp & Paper Tbk PT	830,400	496,875
*	Indika Energy Tbk PT	744,800	93,640
	Indo Tambangraya Megah Tbk PT	156,500	238,582
	Indocement Tunggal Prakarsa Tbk PT	274,100	228,818
	Indofood CBP Sukses Makmur Tbk PT	282,100	175,139
	Indofood Sukses Makmur Tbk PT	1,595,300	716,076
*	Indosat Tbk PT	340,300	166,268
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,438,876	85,814
*††	Inti Agri Resources Tbk PT	532,800	353
*	Intiland Development Tbk PT	2,720,500	33,288
	Japfa Comfeed Indonesia Tbk PT	2,060,300	251,664
*	Jasa Marga Persero Tbk PT	334,204	99,205
	Jaya Real Property Tbk PT	1,298,300	45,518
	Kalbe Farma Tbk PT	3,132,900	353,819
*	Kapuas Prima Coal Tbk PT	1,002,500	8,992
*	Kawasan Industri Jababeka Tbk PT	2,914,410	32,537
*	KMI Wire & Cable Tbk PT	513,700	10,660
*	Krakatau Steel Persero Tbk PT	1,204,811	44,711
*	Kresna Graha Investama Tbk PT	1,585,300	11,880
	Link Net Tbk PT	322,400	88,511
	Lippo Cikarang Tbk PT	725,340	51,564
*	Lippo Karawaci Tbk PT	9,529,800	99,681
*	Malindo Feedmill Tbk PT	521,400	27,810
*	Map Aktif Adiperkasa PT	60,800	13,965
	Mayora Indah Tbk PT	759,200	125,837
*	Medco Energi Internasional Tbk PT	5,409,600	217,395
	Media Nusantara Citra Tbk PT	2,123,400	135,062
	Medikaloka Hermina Tbk PT	262,600	21,775
*	Mega Manunggal Property Tbk PT	404,800	16,435
*	Merdeka Copper Gold Tbk PT	223,300	49,816
	Metrodata Electronics Tbk PT	386,800	100,718
*	Mitra Adiperkasa Tbk PT	3,535,200	219,811
	Mitra Keluarga Karyasehat Tbk PT	378,700	60,958
	Mitra Pinasthika Mustika Tbk PT	324,700	17,245
*	MNC Kapital Indonesia Tbk PT	1,393,200	10,129
*	MNC Land Tbk PT	9,154,600	65,929
*	MNC Vision Networks Tbk PT	496,500	8,484
	Nippon Indosari Corpindo Tbk PT	326,544	30,869
	Pabrik Kertas Tjiwi Kimia Tbk PT	326,200	192,238
*	Pacific Strategic Financial Tbk PT	445,200	30,477
*	Pakuwon Jati Tbk PT	6,004,200	212,498
*	Panin Financial Tbk PT	5,284,100	68,079
*	Perusahaan Gas Negara Tbk PT	1,577,700	168,270
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	137,044
*††	Pool Advista Indonesia Tbk PT	107,000	71
*	PP Persero Tbk PT	1,316,763	112,267
	Puradelta Lestari Tbk PT	2,101,200	33,278
*	Ramayana Lestari Sentosa Tbk PT	717,500	37,480
*††	Rimo International Lestari Tbk PT	17,222,700	11,397
	Salim Ivomas Pratama Tbk PT	1,294,900	44,052
	Sarana Menara Nusantara Tbk PT	2,832,900	232,196
	Sariguna Primatirta Tbk PT	530,300	17,067
	Sawit Sumbermas Sarana Tbk PT	1,734,600	139,780
††	Sekawan Intipratama Tbk PT	253,200	0

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Selamat Sempurna Tbk PT	538,800	$60,475
*	Semen Baturaja Persero Tbk PT	173,800	9,324
	Semen Indonesia Persero Tbk PT	679,900	436,891
	Siloam International Hospitals Tbk PT	95,646	58,059
*††	Sri Rejeki Isman Tbk PT	5,584,400	43,162
	Sumber Alfaria Trijaya Tbk PT	122,100	10,318
*	Summarecon Agung Tbk PT	3,451,323	223,327
*	Surya Citra Media Tbk PT	7,115,000	211,065
*	Surya Esa Perkasa Tbk PT	1,460,200	34,414
*	Surya Semesta Internusa Tbk PT	2,170,500	76,402
	Telkom Indonesia Persero Tbk PT	1,328,300	355,035
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	6,000	157,740
*	Timah Tbk PT	375,700	42,239
*††	Tiphone Mobile Indonesia Tbk PT	985,400	1,578
	Tower Bersama Infrastructure Tbk PT	2,037,500	423,220
*††	Trada Alam Minera Tbk PT	8,033,600	5,316
	Tunas Baru Lampung Tbk PT	1,230,000	75,076
	Unilever Indonesia Tbk PT	523,000	163,257
	United Tractors Tbk PT	558,300	928,738
	Vale Indonesia Tbk PT	444,800	152,439
*	Waskita Beton Precast Tbk PT	2,948,500	32,280
*	Waskita Karya Persero Tbk PT	1,374,223	89,343
	Wijaya Karya Beton Tbk PT	1,250,300	24,012
*	Wijaya Karya Persero Tbk PT	1,387,034	122,187
	XL Axiata Tbk PT	1,891,000	411,771

TOTAL INDONESIA			19,227,175

IRELAND — (0.6%)
*	AIB Group PLC	242,041	655,078
*	Bank of Ireland Group PLC	337,989	2,013,466
	Cairn Homes PLC	212,585	275,984
	CRH PLC, Sponsored ADR	218,452	10,472,589
*	FBD Holdings PLC	12,798	121,937
*	Flutter Entertainment PLC	10,298	1,943,276
	Glanbia PLC	34,235	559,095
*Ω	Glenveagh Properties PLC	12,063	15,210
*	Irish Continental Group PLC	44,851	220,509
	Kerry Group PLC, Class A	5,661	759,586
	Kingspan Group PLC	40,520	4,664,864
*	Permanent TSB Group Holdings PLC	27,099	50,085
	Smurfit Kappa Group PLC	85,945	4,504,944

TOTAL IRELAND			26,256,623

ISRAEL — (0.6%)
	Adgar Investment & Development Ltd.	12,310	28,289
	Afcon Holdings Ltd.	747	45,219
*	AFI Properties Ltd.	4,496	233,527
*	Airport City Ltd.	22,503	429,590
*	Allot Ltd.	4,114	60,858
	Alony Hetz Properties & Investments Ltd.	21,217	347,375
*	Alrov Properties & Lodgings Ltd.	2,314	127,285
	Amot Investments Ltd.	32,080	245,209
	Arad Ltd.	2,793	41,699
	Ashtrom Group Ltd.	7,341	171,648
	Atreyu Capital Markets Ltd.	1	18
	AudioCodes Ltd.	1,237	43,839
	Aura Investments Ltd.	11,985	17,751
*	Avgol Industries 1953 Ltd.	27,468	26,436

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Azorim-Investment Development & Construction Co. Ltd.	31,669	$141,549
	Azrieli Group Ltd.	2,640	246,902
	Bank Hapoalim BM	56,267	554,171
	Bank Leumi Le-Israel BM	142,963	1,365,921
#*	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	30,669
*	Bezeq The Israeli Telecommunication Corp. Ltd.	142,355	178,565
	Big Shopping Centers Ltd.	1,233	184,928
	Blue Square Real Estate Ltd.	1,087	84,106
*	Brack Capital Properties NV	732	85,477
*	Camtek Ltd.	7,144	286,949
	Carasso Motors Ltd.	9,001	52,876
*	Cellcom Israel Ltd.	34,646	131,101
#*	Ceragon Networks Ltd.	10,169	35,693
*	Clal Insurance Enterprises Holdings Ltd.	13,829	341,687
*	Compugen Ltd.	2,509	15,904
	Danel Adir Yeoshua Ltd.	1,378	291,482
	Delek Automotive Systems Ltd.	11,971	156,736
*	Delek Group Ltd.	1,477	123,028
	Delta Galil Industries Ltd.	6,471	332,297
	Dor Alon Energy in Israel 1988 Ltd.	1,754	50,290
	Duniec Brothers Ltd.	333	18,518
	Elbit Systems Ltd.	1,672	263,560
#	Elbit Systems Ltd.	1,605	254,890
#	Electra Consumer Products 1970 Ltd.	5,498	258,348
	Electra Ltd.	739	486,960
	Electra Real Estate Ltd.	4,747	74,002
	Energix-Renewable Energies Ltd.	18,849	88,714
*	Enlight Renewable Energy Ltd.	35,156	86,671
*	Equital Ltd.	10,355	318,253
	First International Bank of Israel Ltd.	16,458	660,016
	FMS Enterprises Migun Ltd.	1,064	34,426
	Formula Systems 1985 Ltd.	5,016	540,290
	Fox Wizel Ltd.	4,827	665,759
	Gav-Yam Lands Corp. Ltd.	28,800	342,774
	Gilat Satellite Networks Ltd.	6,757	55,925
	Hadera Paper Ltd.	1,607	128,473
	Harel Insurance Investments & Financial Services Ltd.	41,262	461,319
	Hilan Ltd.	4,774	264,634
	ICL Group Ltd.	77,014	660,010
	IDI Insurance Co. Ltd.	1,858	74,704
	IES Holdings Ltd.	280	24,450
#	Inrom Construction Industries Ltd.	18,124	93,137
	Isracard Ltd.	29,098	116,959
	Israel Canada T.R Ltd.	18,128	87,491
*	Israel Discount Bank Ltd., Class A	151,789	917,144
	Israel Land Development—Urban Renewal Ltd.	2,897	41,038
	Isras Investment Co. Ltd.	140	31,277
*	Kamada Ltd.	2,220	12,698
*	Kamada Ltd.	2,761	15,765
	Kenon Holdings Ltd.	4,298	172,537
	Kerur Holdings Ltd.	1,856	55,887
	Klil Industries Ltd.	492	45,459
	Levinstein Properties Ltd.	621	16,831
	Magic Software Enterprises Ltd.	3,777	82,263
	Magic Software Enterprises Ltd.	1,425	30,293
	Malam—Team Ltd.	2,210	74,358
	Matrix IT Ltd.	10,705	290,655
	Maytronics Ltd.	16,769	396,389
#	Mediterranean Towers Ltd.	17,620	55,087

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mega Or Holdings Ltd.	4,172	$165,264
*	Mehadrin Ltd.	232	13,579
	Meitav Dash Investments Ltd.	8,052	43,549
*	Melisron Ltd.	3,680	311,442
	Menora Mivtachim Holdings Ltd.	12,951	299,614
	Migdal Insurance & Financial Holdings Ltd.	135,296	230,245
	Mivne Real Estate KD Ltd.	60,197	219,472
	Mivtach Shamir Holdings Ltd.	2,452	88,227
	Mizrahi Tefahot Bank Ltd.	33,547	1,220,592
*	Naphtha Israel Petroleum Corp. Ltd.	22,374	138,668
	Nawi Brothers Ltd.	5,014	44,614
*	Neto Malinda Trading Ltd.	456	14,203
	Neto ME Holdings Ltd.	612	30,286
*	Nice Ltd.	2,632	744,064
#*	Nice Ltd., Sponsored ADR	305	86,321
*	Nova Ltd.	8,722	931,367
*	Oil Refineries Ltd.	830,008	224,586
	One Software Technologies Ltd.	11,900	203,613
#*	OPC Energy Ltd.	14,572	152,539
*	Partner Communications Co. Ltd.	84,067	425,084
*	Paz Oil Co. Ltd.	3,147	401,097
*	Perion Network Ltd.	4,398	122,897
	Phoenix Holdings Ltd.	43,266	546,879
	Plasson Industries Ltd.	1,820	136,231
	Prashkovsky Investments & Construction Ltd.	705	22,224
	Priortech Ltd.	2,831	88,551
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,932	145,457
	Scope Metals Group Ltd.	3,658	165,027
	Shapir Engineering & Industry Ltd.	38,800	317,604
#*	Shikun & Binui Ltd.	112,999	672,086
	Shufersal Ltd.	36,792	304,713
	Strauss Group Ltd.	8,386	246,489
*	Summit Real Estate Holdings Ltd.	15,262	277,261
	Suny Cellular Communication Ltd.	31,041	14,345
	Tadiran Group Ltd.	1,079	140,690
	Tel Aviv Stock Exchange Ltd.	2,128	11,662
	Telsys	290	12,811
*	Tera Light Ltd.	12,951	32,701
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	73,404	641,551
*	Tower Semiconductor Ltd.	29,264	932,644
	Victory Supermarket Chain Ltd.	820	17,622
	Vitania Ltd.	1,561	11,897
	YH Dimri Construction & Development Ltd.	757	54,344

TOTAL ISRAEL			25,711,150

ITALY — (1.8%)
	A2A SpA	601,238	1,265,214
	ACEA SpA	30,050	651,841
	Amplifon SpA	44,452	2,262,084
Ω	Anima Holding SpA	103,681	550,903
*	Arnoldo Mondadori Editore SpA	66,336	153,387
	Ascopiave SpA	27,198	110,789
	Assicurazioni Generali SpA	111,193	2,421,249
*	Atlantia SpA	73,297	1,416,712
*	Autogrill SpA	6,160	48,359
	Autostrade Meridionali SpA	137	4,479
	Avio SpA	4,330	57,610
	Azimut Holding SpA	45,235	1,302,691
*	Banca Generali SpA	27,309	1,284,743

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banca IFIS SpA	10,751	$198,803
#	Banca Mediolanum SpA	15,017	151,328
#*	Banca Monte dei Paschi di Siena SpA	520	621
	Banca Popolare di Sondrio SCPA	183,166	795,951
	Banca Profilo SpA	46,449	11,218
#*Ω	Banca Sistema SpA	18,647	48,830
#	Banco BPM SpA	643,041	1,999,723
	Banco di Desio e della Brianza SpA	16,694	61,779
	Be Shaping The Future SpA	35,768	96,045
Ω	BFF Bank SpA	47,549	425,755
*	Biesse SpA	1,288	39,869
	BPER Banca	354,637	777,565
	Brembo SpA	37,656	494,598
*	Brunello Cucinelli SpA	11,657	707,232
	Buzzi Unicem SpA	24,375	568,514
	Cairo Communication SpA	27,066	56,652
Ω	Carel Industries SpA	4,807	138,716
	Cementir Holding NV	15,517	162,919
*	CIR SpA-Compagnie Industriali	68,071	37,504
	CNH Industrial NV	156,507	2,695,921
	Credito Emiliano SpA	35,737	271,137
	Danieli & C Officine Meccaniche SpA	11,892	256,921
	Danieli & C Officine Meccaniche SpA	7,008	235,911
	Davide Campari-Milano NV	499	7,088
	De’ Longhi SpA	9,270	362,642
	DeA Capital SpA	39,122	60,438
	DiaSorin SpA	6,986	1,579,283
*	Elica SpA	3,965	16,477
	Emak SpA	23,116	53,846
	Enel SpA	435,419	3,645,235
	Eni SpA	201,834	2,892,774
	ERG SpA	22,428	810,187
	Esprinet SpA	9,068	117,790
*	Eurotech SpA	8,670	50,319
	Ferrari NV	9,208	2,184,985
*	Fincantieri SpA	173,288	136,266
*	FinecoBank Banca Fineco SpA	109,674	2,094,531
*	FNM SpA	63,935	49,596
*	Garofalo Health Care SpA	1,777	11,859
	Gefran SpA	1,857	24,269
	Gruppo MutuiOnline SpA	9,721	474,705
	Hera SpA	303,423	1,241,377
*	Illimity Bank SpA	14,149	223,329
*	IMMSI SpA	88,096	52,876
#Ω	Infrastrutture Wireless Italiane SpA	39,588	437,372
*	Intek Group SpA	29,824	11,719
	Interpump Group SpA	18,673	1,375,491
	Intesa Sanpaolo SpA	1,170,618	3,327,103
	Iren SpA	159,197	494,734
	Italgas SpA	133,957	851,091
	Italmobiliare SpA	5,062	177,654
*	IVS Group SA	3,130	22,975
#*	Juventus Football Club SpA	165,578	133,885
	La Doria SpA	7,923	151,981
*	Leonardo SpA	136,003	997,932
	Maire Tecnimont SpA	50,309	216,784
	Mediaset NV	275,017	772,561
*	Mediobanca Banca di Credito Finanziario SpA	168,269	2,007,907
#	Moncler SpA	27,682	1,992,118

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*Ω	Nexi SpA	6,243	$108,548
*Ω	OVS SpA	69,768	200,410
	Pharmanutra SpA	643	50,565
	Piaggio & C SpA	94,601	317,135
Ω	Pirelli & C SpA	122,285	752,095
Ω	Poste Italiane SpA	85,475	1,220,739
*	Prima Industrie SpA	1,946	42,994
	Prysmian SpA	29,394	1,111,359
Ω	RAI Way SpA	37,554	227,315
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,359,405
	Reno de Medici SpA	85,220	143,132
	Reply SpA	5,731	1,112,406
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	47,863
	Sabaf SpA	2,401	77,272
*	Saipem SpA	192,212	421,132
*	Saras SpA	206,603	153,382
*	Servizi Italia SpA	2,987	7,195
	Sesa SpA	2,079	407,876
	Snam SpA	113,397	642,257
*	Sogefi SpA	29,462	46,708
	SOL SpA	12,728	292,482
	Stellantis NV	261,058	5,211,879
	Tamburi Investment Partners SpA	29,116	328,679
Ω	Technogym SpA	34,456	362,156
	Telecom Italia SpA	1,752,440	625,182
	Telecom Italia SpA	1,355,110	515,177
	Telecom Italia SpA, Sponsored ADR	8,643	30,683
	Tenaris SA	46,891	522,192
	Tenaris SA, ADR	28,235	629,076
	Terna - Rete Elettrica Nazionale	137,860	1,027,166
	Tinexta SpA	6,776	300,367
*	Tod’s SpA	2,352	129,732
	TXT e-solutions SpA	1,853	18,953
	UniCredit SpA	271,509	3,589,197
Ω	Unieuro SpA	3,863	90,764
	Unipol Gruppo SpA	170,742	980,638
	UnipolSai Assicurazioni SpA	160,496	464,748
	Webuild SpA	76,708	189,900
	Zignago Vetro SpA	7,898	159,147

TOTAL ITALY			74,742,658

JAPAN — (14.5%)
	77 Bank Ltd.	20,800	212,192
#	A&A Material Corp.	1,900	16,086
	A&D Co. Ltd.	11,800	104,773
	ABC-Mart, Inc.	1,300	62,483
	Abist Co. Ltd.	700	17,641
	Achilles Corp.	6,100	70,290
	Acom Co. Ltd.	46,600	155,417
	AD Works Group Co. Ltd.	13,910	19,915
	Adastria Co. Ltd.	11,700	217,037
	ADEKA Corp.	37,900	843,099
	Ad-sol Nissin Corp.	1,600	29,327
	Advan Group Co. Ltd.	6,600	56,402
	Advance Create Co. Ltd.	3,600	33,573
	Advantage Risk Management Co. Ltd.	2,200	17,826
	Advantest Corp.	17,400	1,426,590
	Adventure, Inc.	600	44,368
	Aeon Co. Ltd.	65,024	1,495,853

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aeon Delight Co. Ltd.	9,500	$291,763
	Aeon Fantasy Co. Ltd.	1,800	29,836
	AEON Financial Service Co. Ltd.	40,600	515,828
	Aeon Hokkaido Corp.	9,900	114,334
	Aeon Mall Co. Ltd.	17,800	260,765
	Aeria, Inc.	8,000	30,551
	AFC-HD AMS Life Science Co. Ltd.	4,100	36,542
	AGC, Inc.	36,100	1,797,620
	Agro-Kanesho Co. Ltd.	1,800	21,434
	Ahresty Corp.	9,600	35,865
	Ai Holdings Corp.	5,200	98,146
	Aica Kogyo Co. Ltd.	4,600	140,994
	Aichi Bank Ltd.	3,300	99,747
	Aichi Corp.	12,600	89,316
	Aichi Steel Corp.	4,600	107,165
	Aichi Tokei Denki Co. Ltd.	1,200	50,836
	Aida Engineering Ltd.	21,800	197,899
	Aiful Corp.	103,400	344,481
	Ain Holdings, Inc.	10,200	602,049
	Ainavo Holdings Co. Ltd.	800	6,976
	Aiphone Co. Ltd.	4,500	93,018
	Air Water, Inc.	64,700	989,916
	Airport Facilities Co. Ltd.	10,500	53,694
	Aisan Industry Co. Ltd.	22,700	167,266
	Aisin Corp.	32,200	1,178,287
	Aizawa Securities Co. Ltd.	12,600	118,870
	Ajinomoto Co., Inc.	32,900	985,048
	Ajis Co. Ltd.	2,100	54,611
	Akatsuki Corp.	4,600	15,098
	Akatsuki, Inc.	2,400	65,476
*	Akebono Brake Industry Co. Ltd.	43,900	88,736
	Akita Bank Ltd.	5,900	75,074
	Albis Co. Ltd.	2,900	60,064
	Alconix Corp.	11,500	173,361
	Alfresa Holdings Corp.	38,800	546,963
	Alinco, Inc.	8,800	76,858
#	Alleanza Holdings Co. Ltd.	4,100	42,133
	Alpen Co. Ltd.	7,200	175,626
	Alpha Corp.	3,000	32,464
	Alpha Systems, Inc.	1,600	61,088
	Alps Alpine Co. Ltd.	71,844	701,992
	Alps Logistics Co. Ltd.	1,900	17,348
#	Altech Corp.	6,710	120,874
	Amada Co. Ltd.	80,000	790,357
	Amano Corp.	16,400	405,829
	Amiyaki Tei Co. Ltd.	1,600	43,156
	Amuse, Inc.	200	3,892
*	ANA Holdings, Inc.	9,900	230,680
	Anabuki Kosan, Inc.	1,900	34,490
	Anest Iwata Corp.	8,600	68,507
	Anicom Holdings, Inc.	4,600	35,864
	Anritsu Corp.	11,800	195,673
	AOI Electronics Co. Ltd.	2,000	43,208
	AOKI Holdings, Inc.	19,000	116,004
	Aomori Bank Ltd.	8,200	141,419
*	Aoyama Trading Co. Ltd.	17,800	122,397
	Aoyama Zaisan Networks Co. Ltd.	4,000	41,306
	Aozora Bank Ltd.	29,600	677,099
	Apaman Co. Ltd.	3,200	14,888

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Arakawa Chemical Industries Ltd.	6,700	$73,066
	Arata Corp.	4,400	155,753
	Arcland Service Holdings Co. Ltd.	4,000	79,390
	Arcs Co. Ltd.	19,100	367,050
	Arealink Co. Ltd.	5,300	72,128
	Argo Graphics, Inc.	3,400	94,678
	Arisawa Manufacturing Co. Ltd.	10,600	90,313
	Artnature, Inc.	9,700	63,005
	ArtSpark Holdings, Inc.	16,000	165,528
*	Aruhi Corp.	1,500	17,390
	As One Corp.	500	68,541
	Asahi Broadcasting Group Holdings Corp.	4,500	28,372
	Asahi Co. Ltd.	6,500	75,492
	Asahi Diamond Industrial Co. Ltd.	23,700	145,729
	Asahi Group Holdings Ltd.	39,800	1,806,134
	Asahi Holdings, Inc.	36,200	646,102
	Asahi Intecc Co. Ltd.	26,200	690,615
	Asahi Kasei Corp.	296,500	3,114,836
	Asahi Kogyosha Co. Ltd.	1,500	44,983
#	Asahi Net, Inc.	3,700	23,377
	Asahi Yukizai Corp.	7,200	87,007
	Asante, Inc.	1,900	29,312
	Asanuma Corp.	4,000	159,967
*	Ashimori Industry Co. Ltd.	1,900	16,444
	Asia Pile Holdings Corp.	14,000	56,969
	Asics Corp.	9,800	244,230
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	44,316
	ASKUL Corp.	9,400	127,678
	Astellas Pharma, Inc.	71,400	1,203,716
#	Astena Holdings Co. Ltd.	11,000	54,600
	Asti Corp.	1,300	20,686
*	Atsugi Co. Ltd.	9,100	50,939
	Aucnet, Inc.	2,400	49,709
	Autobacs Seven Co. Ltd.	21,000	271,602
	Avant Corp.	5,000	69,922
	Avantia Co. Ltd.	4,700	35,504
	Avex, Inc.	17,500	238,942
	Awa Bank Ltd.	12,800	238,430
#	Axell Corp.	2,300	14,639
	Axial Retailing, Inc.	8,500	270,349
	Azbil Corp.	6,400	272,850
	Bandai Namco Holdings, Inc.	20,300	1,551,296
#	Bando Chemical Industries Ltd.	14,200	109,726
	Bank of Iwate Ltd.	6,900	99,132
	Bank of Kochi Ltd.	4,100	27,433
	Bank of Kyoto Ltd.	14,600	656,609
	Bank of Nagoya Ltd.	5,100	108,488
	Bank of Saga Ltd.	6,800	85,730
	Bank of the Ryukyus Ltd.	14,500	96,655
#	Bank of Toyama Ltd.	300	5,010
	Baroque Japan Ltd.	7,100	53,951
	BayCurrent Consulting, Inc.	4,200	1,743,083
	Belc Co. Ltd.	5,500	271,516
	Bell System24 Holdings, Inc.	17,200	220,978
	Belluna Co. Ltd.	24,700	173,447
	Benefit One, Inc.	19,400	979,051
	Benesse Holdings, Inc.	12,500	285,977
	BeNext-Yumeshin Group Co.	16,091	209,778
#*	Bengo4.com, Inc.	500	30,068

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Bic Camera, Inc.	17,600	$151,792
#	B-Lot Co. Ltd.	2,200	10,832
	BML, Inc.	8,000	281,199
	Bookoff Group Holdings Ltd.	3,100	26,784
	Bourbon Corp.	700	14,294
	BP Castrol KK	2,900	36,459
#	Br Holdings Corp.	10,200	38,565
	Bridgestone Corp.	74,200	3,282,555
	Broadleaf Co. Ltd.	32,400	155,527
#*	Broadmedia Corp.	2,119	18,809
	Brother Industries Ltd.	62,300	1,204,504
	Bull-Dog Sauce Co. Ltd.	3,500	68,362
	Bunka Shutter Co. Ltd.	24,700	240,767
	C Uyemura & Co. Ltd.	800	33,057
	CAC Holdings Corp.	2,100	29,711
	Calbee, Inc.	17,200	443,166
#	Can Do Co. Ltd.	2,100	47,089
	Canare Electric Co. Ltd.	700	10,505
	Canon Electronics, Inc.	8,800	121,129
	Canon Marketing Japan, Inc.	14,100	279,326
	Canon, Inc., Sponsored ADR	1,500	33,555
	Canon, Inc.	45,900	1,043,737
	Capcom Co. Ltd.	39,600	1,065,850
	Carlit Holdings Co. Ltd.	8,400	56,108
	Casa, Inc.	2,200	17,580
	Casio Computer Co. Ltd.	15,300	216,512
	Cawachi Ltd.	7,300	142,391
	CDS Co. Ltd.	1,800	24,393
	Central Automotive Products Ltd.	3,900	101,651
	Central Glass Co. Ltd.	15,900	296,084
	Central Japan Railway Co.	4,300	637,864
	Central Security Patrols Co. Ltd.	2,100	50,491
	Central Sports Co. Ltd.	2,600	55,374
	Charm Care Corp. KK	3,200	48,117
	Chiba Bank Ltd.	63,300	392,347
	Chiba Kogyo Bank Ltd.	17,300	41,024
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	103,739
	Chino Corp.	3,100	38,278
	Chiyoda Co. Ltd.	7,300	48,976
	Chiyoda Integre Co. Ltd.	5,600	107,102
	Chofu Seisakusho Co. Ltd.	9,200	166,232
	Chori Co. Ltd.	5,000	79,726
	Chubu Electric Power Co., Inc.	33,500	346,763
	Chubu Shiryo Co. Ltd.	10,900	104,175
	Chudenko Corp.	11,500	225,176
	Chuetsu Pulp & Paper Co. Ltd.	3,200	33,038
	Chugai Pharmaceutical Co. Ltd.	9,600	358,938
	Chugai Ro Co. Ltd.	2,300	35,204
	Chugoku Bank Ltd.	56,500	409,860
	Chugoku Electric Power Co., Inc.	31,600	262,117
	Chugoku Marine Paints Ltd.	12,500	96,759
	Chukyo Bank Ltd.	5,000	57,902
	Chuo Spring Co. Ltd.	8,000	69,371
	CI Takiron Corp.	19,100	101,862
	Citizen Watch Co. Ltd.	101,600	443,084
	CK-San-Etsu Co. Ltd.	1,500	45,074
	Cleanup Corp.	10,500	51,226
	CMIC Holdings Co. Ltd.	8,000	104,182
*	CMK Corp.	19,100	71,919

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Coca-Cola Bottlers Japan Holdings, Inc.	29,425	$404,934
*	COLOPL, Inc.	2,500	18,062
	Computer Engineering & Consulting Ltd.	8,400	100,008
	COMSYS Holdings Corp.	18,805	465,631
	Comture Corp.	7,800	211,521
	Concordia Financial Group Ltd.	247,117	982,209
	CONEXIO Corp.	10,700	137,134
*	COOKPAD, Inc.	2,900	6,064
	Core Corp.	1,800	25,367
	Corona Corp., Class A	5,700	45,797
	Cosel Co. Ltd.	8,100	65,952
	Cosmo Energy Holdings Co. Ltd.	22,400	457,915
	Cosmos Initia Co. Ltd.	5,600	20,231
	Cosmos Pharmaceutical Corp.	2,800	427,888
	Cota Co. Ltd.	1,903	26,405
	CRE, Inc.	1,100	17,256
	Create Medic Co. Ltd.	3,600	31,245
#	Create Restaurants Holdings, Inc.	24,400	167,753
	Create SD Holdings Co. Ltd.	12,000	368,905
	Credit Saison Co. Ltd.	66,600	816,497
	Creek & River Co. Ltd.	4,300	74,261
	Cresco Ltd.	3,000	54,902
	CTI Engineering Co. Ltd.	4,900	117,550
	CTS Co. Ltd.	8,900	62,179
#	Cube System, Inc.	1,400	12,316
	Curves Holdings Co. Ltd.	1,400	10,908
	CyberAgent, Inc.	56,000	938,310
	Cybernet Systems Co. Ltd.	1,500	8,375
	Cybozu, Inc.	7,100	168,453
	Dai Nippon Printing Co. Ltd.	28,800	713,522
	Dai Nippon Toryo Co. Ltd.	9,200	70,007
	Daibiru Corp.	8,600	119,675
	Daicel Corp.	64,700	484,426
	Dai-Dan Co. Ltd.	5,800	122,118
	Daido Kogyo Co. Ltd.	4,700	42,196
	Daido Metal Co. Ltd.	19,800	106,253
	Daido Steel Co. Ltd.	10,500	402,284
*	Daidoh Ltd.	10,800	16,200
	Daifuku Co. Ltd.	7,700	708,857
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	39,865
	Daihen Corp.	6,800	283,841
	Daiho Corp.	7,800	262,749
	Dai-Ichi Cutter Kogyo KK	5,000	62,425
	Daiichi Jitsugyo Co. Ltd.	3,600	167,452
	Daiichi Kensetsu Corp.	1,800	31,699
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	66,093
	Dai-ichi Life Holdings, Inc.	55,500	1,167,640
	Daiichi Sankyo Co. Ltd.	10,900	275,033
	Daiichikosho Co. Ltd.	12,000	435,713
	Daiken Corp.	5,500	120,190
	Daiken Medical Co. Ltd.	4,500	22,829
	Daiki Aluminium Industry Co. Ltd.	18,800	273,636
	Daiki Axis Co. Ltd.	3,000	24,555
	Daikin Industries Ltd.	16,100	3,526,137
	Daikoku Denki Co. Ltd.	4,300	45,738
#	Daikokutenbussan Co. Ltd.	3,200	182,292
	Daikyonishikawa Corp.	19,900	119,586
	Dainichi Co. Ltd.	4,700	32,523
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	117,887

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daio Paper Corp.	32,500	$571,888
*	Daiohs Corp.	1,300	11,659
	Daiseki Co. Ltd.	7,920	369,680
	Daiseki Eco. Solution Co. Ltd.	1,200	18,510
	Daishi Hokuetsu Financial Group, Inc.	14,450	323,614
	Daishinku Corp.	10,400	92,364
	Daisue Construction Co. Ltd.	3,800	29,339
	Daito Bank Ltd.	4,300	25,546
	Daito Pharmaceutical Co. Ltd.	7,350	207,272
	Daito Trust Construction Co. Ltd.	11,100	1,376,223
	Daitron Co. Ltd.	3,300	65,664
	Daiwa House Industry Co. Ltd.	102,600	3,384,792
	Daiwa Industries Ltd.	11,800	131,513
	Daiwa Securities Group, Inc.	183,100	1,028,683
	Daiwabo Holdings Co. Ltd.	43,000	757,014
	DCM Holdings Co. Ltd.	49,200	479,706
	Dear Life Co. Ltd.	11,300	56,780
	DeNA Co. Ltd.	22,800	421,166
	Denka Co. Ltd.	36,500	1,194,979
	Densan System Holdings Co. Ltd.	3,700	83,549
	Denso Corp.	16,700	1,210,669
	Dentsu Group, Inc.	22,200	811,270
	Denyo Co. Ltd.	6,100	105,770
	Dexerials Corp.	36,300	734,321
	DIC Corp.	38,800	1,027,299
	Digital Arts, Inc.	3,900	318,441
	Digital Garage, Inc.	7,100	331,669
	Digital Hearts Holdings Co. Ltd.	4,100	65,238
	Dip Corp.	10,400	373,145
	Disco Corp.	1,200	323,517
	DKK Co. Ltd.	3,400	75,248
	DKK-Toa Corp.	1,900	14,051
	DKS Co. Ltd.	4,500	136,290
	DMG Mori Co. Ltd.	43,000	740,495
	Doshisha Co. Ltd.	6,800	106,546
	Double Standard, Inc.	1,200	38,595
	Doutor Nichires Holdings Co. Ltd.	14,300	205,124
	Dowa Holdings Co. Ltd.	21,395	893,539
*	Drecom Co. Ltd.	4,400	19,895
	DTS Corp.	18,600	412,710
	Duskin Co. Ltd.	9,800	236,080
	Dvx, Inc.	3,100	31,425
	DyDo Group Holdings, Inc.	4,400	209,645
	Dynic Corp.	3,300	21,975
	Eagle Industry Co. Ltd.	12,100	129,248
	Earth Corp.	3,400	208,643
	East Japan Railway Co.	9,000	560,578
	Ebara Corp.	21,600	1,178,644
	Ebara Foods Industry, Inc.	2,300	51,140
	Ebara Jitsugyo Co. Ltd.	3,800	95,949
	Ebase Co. Ltd.	6,400	42,635
*	eBook Initiative Japan Co. Ltd.	800	33,509
	Eco’s Co. Ltd.	4,900	81,078
	EDION Corp.	34,400	326,479
#	EF-ON, Inc.	9,860	72,164
	eGuarantee, Inc.	5,700	126,934
	E-Guardian, Inc.	3,400	93,392
	Ehime Bank Ltd.	14,600	98,548
	Eidai Co. Ltd.	11,700	29,964

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eiken Chemical Co. Ltd.	7,200	$121,032
	Eisai Co. Ltd.	9,800	694,390
	Eizo Corp.	7,000	267,707
	EJ Holdings, Inc.	1,100	12,081
	Elan Corp.	7,200	77,822
	Elecom Co. Ltd.	13,000	198,842
	Electric Power Development Co. Ltd.	9,600	126,908
	Elematec Corp.	8,800	87,820
	EM Systems Co. Ltd.	2,100	13,921
	Endo Lighting Corp.	5,800	53,555
	ENEOS Holdings, Inc.	630,800	2,543,543
	Enigmo, Inc.	6,600	62,682
	en-japan, Inc.	10,600	420,946
	Enomoto Co. Ltd.	2,000	30,997
	Enplas Corp.	2,500	66,298
#	Enshu Ltd.	3,500	20,205
	Ensuiko Sugar Refining Co. Ltd.	9,000	17,462
	Entrust, Inc.	2,100	14,300
#	eRex Co. Ltd.	9,500	217,541
	ES-Con Japan Ltd.	10,700	76,883
	Eslead Corp.	3,700	54,783
	ESPEC Corp.	4,400	89,253
	Exedy Corp.	13,000	193,645
#	Ezaki Glico Co. Ltd.	9,100	330,270
	F&M Co. Ltd.	1,700	29,651
#	Faith, Inc.	4,000	22,551
	FALCO HOLDINGS Co. Ltd.	2,100	31,281
	FAN Communications, Inc.	18,400	72,952
	Fancl Corp.	13,800	418,388
	FANUC Corp.	1,800	355,718
	Fast Retailing Co. Ltd.	4,000	2,655,270
	FCC Co. Ltd.	12,300	170,291
*	FDK Corp.	3,899	35,199
	Feed One Co. Ltd.	10,780	70,971
	Fenwal Controls of Japan Ltd.	700	9,646
	Ferrotec Holdings Corp.	21,600	724,562
*	FFRI Security, Inc.	800	11,495
	FIDEA Holdings Co. Ltd.	9,420	97,423
	Fields Corp.	6,800	31,025
	FINDEX, Inc.	5,100	42,022
	First Bank of Toyama Ltd.	19,500	49,120
	First Brothers Co. Ltd.	3,900	35,398
#	First Juken Co. Ltd.	4,100	43,978
#	First-corp, Inc.	1,100	7,687
	Fixstars Corp.	4,500	30,667
	FJ Next Co. Ltd.	7,900	70,262
	Food & Life Cos. Ltd.	17,600	762,844
	Forval Corp.	1,400	14,244
	Foster Electric Co. Ltd.	9,500	67,723
	FP Corp.	19,200	651,974
	France Bed Holdings Co. Ltd.	7,200	57,047
	Freebit Co. Ltd.	6,000	69,803
	Freund Corp.	4,300	31,624
	F-Tech, Inc.	10,000	55,956
#	FTGroup Co. Ltd.	6,700	72,812
#	Fudo Tetra Corp.	8,250	131,054
	Fuji Co. Ltd.	8,000	140,984
	Fuji Corp.	19,300	450,193
#	Fuji Corp.	7,200	75,811

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Corp. Ltd.	11,800	$71,395
	Fuji Die Co. Ltd.	2,300	13,091
	Fuji Electric Co. Ltd.	16,900	826,370
	Fuji Kyuko Co. Ltd.	900	36,258
	Fuji Media Holdings, Inc.	17,500	181,396
	Fuji Oil Co. Ltd.	17,700	42,087
	Fuji Oil Holdings, Inc.	16,600	389,568
	Fuji Pharma Co. Ltd.	5,100	49,175
	Fuji Seal International, Inc.	18,400	404,644
	Fuji Soft, Inc.	6,300	320,818
	Fujibo Holdings, Inc.	4,500	163,211
	Fujicco Co. Ltd.	6,000	100,729
	FUJIFILM Holdings Corp.	14,200	1,097,339
	Fujikura Composites, Inc.	8,600	60,189
	Fujikura Kasei Co. Ltd.	10,400	47,963
*	Fujikura Ltd.	141,200	761,611
	Fujimak Corp.	1,400	9,609
	Fujimori Kogyo Co. Ltd.	7,400	304,270
	Fujisash Co. Ltd.	35,600	24,082
	Fujishoji Co. Ltd.	3,200	25,841
	Fujitec Co. Ltd.	16,000	363,449
	Fujitsu General Ltd.	9,400	230,507
	Fujitsu Ltd.	25,800	4,459,005
	Fujiya Co. Ltd.	2,700	55,882
	FuKoKu Co. Ltd.	6,200	53,895
	Fukuda Corp.	2,600	105,845
	Fukuda Denshi Co. Ltd.	1,400	117,916
	Fukui Bank Ltd.	9,300	120,216
	Fukui Computer Holdings, Inc.	2,100	75,751
	Fukuoka Financial Group, Inc.	43,832	787,456
	Fukushima Galilei Co. Ltd.	5,100	202,755
	Fukuyama Transporting Co. Ltd.	10,200	406,316
	FULLCAST Holdings Co. Ltd.	6,400	149,389
	Fumakilla Ltd.	1,200	13,376
	Funai Soken Holdings, Inc.	8,970	249,201
#	Furukawa Battery Co. Ltd.	2,100	29,318
	Furukawa Co. Ltd.	13,300	147,177
	Furukawa Electric Co. Ltd.	27,800	608,294
	Furuno Electric Co. Ltd.	10,200	109,149
#	Furuya Metal Co. Ltd.	800	63,090
	Furyu Corp.	8,200	118,932
	Fuso Chemical Co. Ltd.	8,900	409,762
	Fuso Pharmaceutical Industries Ltd.	2,900	64,708
	Futaba Corp.	16,300	110,827
	Futaba Industrial Co. Ltd.	35,800	140,157
	Future Corp.	8,700	254,451
	Fuyo General Lease Co. Ltd.	12,000	779,897
	G-7 Holdings, Inc.	16,400	300,061
	Gakken Holdings Co. Ltd.	4,400	43,072
#	Gakkyusha Co. Ltd.	3,000	36,871
	Gecoss Corp.	7,000	52,887
	Genki Sushi Co. Ltd.	2,000	47,345
	Genky DrugStores Co. Ltd.	4,200	202,552
	Geo Holdings Corp.	19,600	208,230
*	Geostr Corp.	7,300	23,029
	Giken Ltd.	1,100	41,974
	GL Sciences, Inc.	1,700	40,763
	GLOBERIDE, Inc.	12,000	434,225
	Glory Ltd.	16,100	346,557

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Glosel Co. Ltd.	7,000	$25,474
	GMO Financial Holdings, Inc.	7,700	58,979
	GMO GlobalSign Holdings KK	1,300	53,538
	GMO internet, Inc.	17,000	469,441
	GMO Payment Gateway, Inc.	5,800	734,838
	GMO Pepabo, Inc.	500	11,934
#	Godo Steel Ltd.	4,200	55,532
	Goldcrest Co. Ltd.	8,900	127,519
	Goldwin, Inc.	5,200	314,648
	Golf Digest Online, Inc.	6,700	76,742
	Good Com Asset Co. Ltd.	2,800	33,502
	Grandy House Corp.	4,200	17,911
	Gree, Inc.	16,800	141,689
	GS Yuasa Corp.	23,216	505,404
	GSI Creos Corp.	3,600	31,268
	G-Tekt Corp.	11,700	145,863
	Gun-Ei Chemical Industry Co. Ltd.	1,900	50,717
	GungHo Online Entertainment, Inc.	15,740	295,296
	Gunma Bank Ltd.	120,400	371,709
	Gunze Ltd.	6,400	246,670
	H.U. Group Holdings, Inc.	29,400	725,041
	H2O Retailing Corp.	36,900	294,690
	HABA Laboratories, Inc.	900	24,149
	Hachijuni Bank Ltd.	129,200	431,811
#	Hagihara Industries, Inc.	4,900	64,581
	Hagiwara Electric Holdings Co. Ltd.	2,500	47,281
	Hakudo Co. Ltd.	3,200	81,116
	Hakuhodo DY Holdings, Inc.	19,900	324,442
	Hakuto Co. Ltd.	4,900	83,690
	Halows Co. Ltd.	3,100	76,156
	Hamakyorex Co. Ltd.	9,700	268,926
	Hamamatsu Photonics KK	4,300	255,215
#	Hamee Corp.	1,400	15,206
	Handsman Co. Ltd.	800	12,303
	Hankyu Hanshin Holdings, Inc.	28,400	880,558
	Hanwa Co. Ltd.	15,800	474,609
	Happinet Corp.	7,100	93,487
	Harada Industry Co. Ltd.	4,800	42,555
	Hard Off Corp. Co. Ltd.	4,500	30,537
	Harima Chemicals Group, Inc.	6,100	46,743
	Haruyama Holdings, Inc.	4,600	23,303
	Haseko Corp.	133,700	1,740,913
	Hayashikane Sangyo Co. Ltd.	2,900	14,810
	Hazama Ando Corp.	106,100	718,478
	Heiwa Corp.	22,700	404,765
	Heiwa Real Estate Co. Ltd.	9,800	309,396
	Heiwado Co. Ltd.	14,000	242,342
	Helios Techno Holding Co. Ltd.	7,500	20,430
	Hibiya Engineering Ltd.	7,600	127,761
	Hikari Tsushin, Inc.	2,900	447,047
#	HI-LEX Corp.	7,200	115,135
	Hino Motors Ltd.	55,100	521,228
	Hinokiya Group Co. Ltd.	100	2,017
	Hioki EE Corp.	2,000	139,692
	Hirakawa Hewtech Corp.	4,000	43,545
	Hirano Tecseed Co. Ltd.	4,100	95,174
	Hirata Corp.	1,000	60,972
	Hirogin Holdings, Inc.	82,300	453,411
	Hirose Electric Co. Ltd.	1,755	293,490

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirose Tusyo, Inc.	1,900	$37,811
	Hiroshima Gas Co. Ltd.	9,300	30,592
	Hisaka Works Ltd.	6,800	50,454
	Hisamitsu Pharmaceutical Co., Inc.	3,900	133,055
	Hitachi Construction Machinery Co. Ltd.	12,500	398,824
	Hitachi Ltd.	96,200	5,543,481
*	Hitachi Metals Ltd.	19,900	376,720
	Hitachi Transport System Ltd.	18,000	709,131
	Hitachi Zosen Corp.	74,700	585,717
	Hito Communications Holdings, Inc.	2,200	42,516
	Hochiki Corp.	5,600	61,504
	Hodogaya Chemical Co. Ltd.	3,100	132,111
	Hogy Medical Co. Ltd.	3,000	82,251
	Hokkaido Coca-Cola Bottling Co. Ltd.	700	25,487
	Hokkaido Electric Power Co., Inc.	57,300	238,131
	Hokkaido Gas Co. Ltd.	4,700	62,949
	Hokkan Holdings Ltd.	5,200	69,195
	Hokko Chemical Industry Co. Ltd.	8,500	74,581
	Hokkoku Financial Holdings, Inc.	8,100	141,175
	Hokuetsu Corp.	50,400	333,018
	Hokuetsu Industries Co. Ltd.	8,800	74,908
	Hokuhoku Financial Group, Inc.	45,100	322,634
	Hokuriku Electric Industry Co. Ltd.	3,300	30,003
#	Hokuriku Electric Power Co.	42,000	199,994
	Hokuriku Electrical Construction Co. Ltd.	5,000	46,263
	Hokuto Corp.	6,400	110,523
*	Honda Motor Co. Ltd., Sponsored ADR	4,900	144,942
	Honda Motor Co. Ltd.	109,700	3,244,692
#	Honda Tsushin Kogyo Co. Ltd.	6,800	27,231
	H-One Co. Ltd.	10,500	69,414
	Honeys Holdings Co. Ltd.	6,900	63,722
	Hoosiers Holdings	18,200	112,276
	Horiba Ltd.	9,400	616,274
	Hoshizaki Corp.	2,200	185,000
	Hosiden Corp.	22,400	236,174
	Hosokawa Micron Corp.	6,800	188,128
*	Hotland Co. Ltd.	2,600	31,122
	House Foods Group, Inc.	11,600	332,825
	Howa Machinery Ltd.	5,400	38,401
	Hoya Corp.	26,300	3,871,583
	Hulic Co. Ltd.	32,095	308,609
	Hyakugo Bank Ltd.	81,100	235,092
	Hyakujushi Bank Ltd.	9,100	117,745
	Ibiden Co. Ltd.	7,100	426,610
	IBJ, Inc.	7,100	68,114
#	Ichibanya Co. Ltd.	1,998	80,777
	Ichigo, Inc.	137,900	412,813
	Ichiken Co. Ltd.	3,100	52,249
	Ichikoh Industries Ltd.	17,800	88,306
	Ichimasa Kamaboko Co. Ltd.	3,500	28,071
	Ichinen Holdings Co. Ltd.	12,700	155,810
	Ichiyoshi Securities Co. Ltd.	11,900	67,904
	Icom, Inc.	3,300	70,213
	ID Holdings Corp.	5,550	45,841
	Idec Corp.	13,400	283,987
	Idemitsu Kosan Co. Ltd.	40,483	1,105,684
	IDOM, Inc.	37,000	253,420
	Ihara Science Corp.	3,500	64,652
	IHI Corp.	64,400	1,504,243

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Iida Group Holdings Co. Ltd.	18,800	$463,505
	Iino Kaiun Kaisha Ltd.	36,600	176,518
	IJTT Co. Ltd.	9,300	48,217
	Ikegami Tsushinki Co. Ltd.	2,500	16,848
*	Imagica Group, Inc.	7,200	36,752
#	Imasen Electric Industrial	1,400	8,719
	Inaba Denki Sangyo Co. Ltd.	10,000	239,876
	Inaba Seisakusho Co. Ltd.	4,800	56,348
	Inabata & Co. Ltd.	19,800	293,114
	Ines Corp.	5,600	81,835
	I-Net Corp.	7,310	85,048
	Infocom Corp.	13,200	253,444
	Infomart Corp.	62,600	610,873
	Information Services International-Dentsu Ltd.	9,800	342,877
	INFRONEER Holdings, Inc.	55,220	457,361
	Innotech Corp.	6,300	79,095
	Inpex Corp.	166,200	1,385,995
	Insource Co. Ltd.	3,400	68,074
	Intage Holdings, Inc.	15,600	263,430
	Intelligent Wave, Inc.	4,800	24,825
	Inter Action Corp.	1,700	36,597
	Internet Initiative Japan, Inc.	26,600	930,689
	I-O Data Device, Inc.	4,300	34,259
	I-PEX, Inc.	3,200	57,602
	IR Japan Holdings Ltd.	2,200	202,885
	Iriso Electronics Co. Ltd.	5,200	238,891
#	I’rom Group Co. Ltd.	900	15,533
	Ise Chemicals Corp.	600	20,778
*	Iseki & Co. Ltd.	7,400	106,932
	Isetan Mitsukoshi Holdings Ltd.	86,800	634,590
	Ishihara Chemical Co. Ltd.	4,000	51,587
	Ishihara Sangyo Kaisha Ltd.	15,600	172,006
*	Ishizuka Glass Co. Ltd.	600	11,355
	Isolite Insulating Products Co. Ltd.	4,700	36,549
	Isuzu Motors Ltd.	82,300	1,107,165
	Itfor, Inc.	5,500	42,937
#	Ito En Ltd.	8,500	566,148
#	ITOCHU Corp.	108,800	3,103,070
	Itochu Enex Co. Ltd.	26,700	235,585
	Itochu Techno-Solutions Corp.	13,200	416,978
	Itochu-Shokuhin Co. Ltd.	2,500	115,534
	Itoham Yonekyu Holdings, Inc.	61,800	376,830
	Itoki Corp.	20,600	65,569
*	Itokuro, Inc.	1,600	12,715
	IwaiCosmo Holdings, Inc.	7,900	92,828
	Iwasaki Electric Co. Ltd.	3,500	64,366
	Iwatani Corp.	18,500	1,092,710
	Iwatsu Electric Co. Ltd.	4,300	33,845
	Iwatsuka Confectionery Co. Ltd.	1,600	53,755
	Iyo Bank Ltd.	90,300	441,795
	Izumi Co. Ltd.	13,300	403,239
	J Front Retailing Co. Ltd.	61,700	571,892
*	J Trust Co. Ltd.	25,100	131,221
	JAC Recruitment Co. Ltd.	4,600	90,254
	Jaccs Co. Ltd.	9,900	264,037
	Jafco Group Co. Ltd.	13,400	848,986
#*	Jalux, Inc.	3,200	47,954
*	Jamco Corp.	3,500	30,268
	Janome Sewing Machine Co. Ltd.	7,000	45,430

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Japan Airlines Co. Ltd.	42,800	$921,116
*	Japan Airport Terminal Co. Ltd.	2,100	104,176
*	Japan Asia Investment Co. Ltd.	9,000	18,300
*	Japan Asset Marketing Co. Ltd.	19,100	17,590
	Japan Aviation Electronics Industry Ltd.	33,800	560,431
	Japan Best Rescue System Co. Ltd.	3,800	38,342
*	Japan Cash Machine Co. Ltd.	8,500	63,963
*	Japan Display, Inc.	136,800	40,948
	Japan Electronic Materials Corp.	2,800	47,267
	Japan Elevator Service Holdings Co. Ltd.	5,600	121,357
	Japan Exchange Group, Inc.	36,700	868,985
	Japan Foundation Engineering Co. Ltd.	9,800	43,710
	Japan Investment Adviser Co. Ltd.	3,000	32,806
	Japan Lifeline Co. Ltd.	15,300	164,752
	Japan Material Co. Ltd.	19,200	266,999
	Japan Medical Dynamic Marketing, Inc.	8,300	159,546
	Japan Oil Transportation Co. Ltd.	1,100	25,432
	Japan Petroleum Exploration Co. Ltd.	8,000	145,582
	Japan Post Holdings Co. Ltd.	89,600	688,478
	Japan Post Insurance Co. Ltd.	17,700	287,177
	Japan Property Management Center Co. Ltd.	4,600	46,666
	Japan Pulp & Paper Co. Ltd.	4,400	148,431
	Japan Securities Finance Co. Ltd.	29,000	221,386
	Japan Steel Works Ltd.	20,074	589,719
	Japan Tobacco, Inc.	104,700	2,055,384
	Japan Transcity Corp.	14,800	78,695
	Japan Wool Textile Co. Ltd.	18,700	149,345
	Jastec Co. Ltd.	2,800	31,996
	JBCC Holdings, Inc.	6,700	102,311
	JCR Pharmaceuticals Co. Ltd.	4,800	117,806
	JCU Corp.	10,500	421,727
	Jeol Ltd.	18,700	1,417,241
	JFE Holdings, Inc.	56,900	869,457
	JGC Holdings Corp.	56,000	526,249
#*	JIG-SAW, Inc.	800	55,045
#	Jimoto Holdings, Inc.	9,110	52,042
	JINS Holdings, Inc.	4,400	278,196
	JK Holdings Co. Ltd.	6,500	49,372
	JM Holdings Co. Ltd.	5,400	88,638
	JMS Co. Ltd.	7,600	49,548
*	Joban Kosan Co. Ltd.	2,900	36,875
	J-Oil Mills, Inc.	7,400	119,274
	Joshin Denki Co. Ltd.	5,700	118,642
	Joyful Honda Co. Ltd.	1,000	13,753
	JP-Holdings, Inc.	15,500	34,522
	JSP Corp.	4,700	63,245
	JSR Corp.	17,000	616,582
	JTEKT Corp.	63,100	558,537
	Juki Corp.	8,500	63,455
	Juroku Financial Group, Inc.	10,200	185,253
	Justsystems Corp.	5,800	299,781
	JVCKenwood Corp.	99,600	171,832
	K&O Energy Group, Inc.	5,900	84,545
	Kadokawa Corp.	7,700	406,564
	Kadoya Sesame Mills, Inc.	500	17,688
	Kaga Electronics Co. Ltd.	5,600	153,927
	Kagome Co. Ltd.	5,600	142,104
	Kajima Corp.	105,000	1,292,839
	Kakaku.com, Inc.	19,300	640,469

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kaken Pharmaceutical Co. Ltd.	9,400	$370,772
	Kakiyasu Honten Co. Ltd.	3,800	89,187
	Kameda Seika Co. Ltd.	1,900	74,310
	Kamei Corp.	9,400	95,790
	Kamigumi Co. Ltd.	23,700	477,198
	Kanaden Corp.	6,900	62,167
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	64,335
	Kanamic Network Co. Ltd.	5,700	30,351
#	Kanamoto Co. Ltd.	16,300	349,159
	Kandenko Co. Ltd.	40,400	313,174
	Kaneka Corp.	16,700	640,427
	Kaneko Seeds Co. Ltd.	3,900	51,469
	Kanematsu Corp.	34,500	400,655
	Kanematsu Electronics Ltd.	6,100	199,235
	Kansai Electric Power Co., Inc.	36,600	336,980
	Kansai Paint Co. Ltd.	4,300	99,571
#	Kansai Super Market Ltd.	6,000	97,532
	Kanto Denka Kogyo Co. Ltd.	27,400	252,031
	Kao Corp.	37,100	2,098,674
#*	Kasai Kogyo Co. Ltd.	14,200	42,018
	Katakura Industries Co. Ltd.	8,000	121,617
	Katitas Co. Ltd.	4,600	167,963
	Kato Sangyo Co. Ltd.	5,700	160,709
#	Kato Works Co. Ltd.	5,200	38,332
	Kawada Technologies, Inc.	1,900	65,692
	Kawagishi Bridge Works Co. Ltd.	600	15,766
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,800	55,492
	Kawasaki Heavy Industries Ltd.	60,500	1,227,692
*	Kawasaki Kisen Kaisha Ltd.	3,874	186,728
	KDDI Corp.	165,200	5,051,813
	KeePer Technical Laboratory Co. Ltd.	3,600	103,813
	Keihan Holdings Co. Ltd.	12,700	334,094
	Keihanshin Building Co. Ltd.	7,700	96,195
	Keihin Co. Ltd.	1,500	18,401
	Keikyu Corp.	19,700	222,342
	Keio Corp.	5,500	277,627
	Keisei Electric Railway Co. Ltd.	10,399	334,648
	Keiyo Bank Ltd.	41,000	159,695
	Keiyo Co. Ltd.	8,300	60,448
	KEL Corp.	1,800	19,087
	Kenko Mayonnaise Co. Ltd.	4,700	63,060
	Kewpie Corp.	33,900	743,574
	Keyence Corp.	2,800	1,690,121
	KFC Holdings Japan Ltd.	5,600	142,000
	KFC Ltd.	1,500	26,353
	KH Neochem Co. Ltd.	8,300	213,317
	Kikkoman Corp.	8,200	670,679
	Kimoto Co. Ltd.	17,300	35,299
#	Kimura Chemical Plants Co. Ltd.	5,900	39,505
	Kinden Corp.	34,500	566,166
	King Co. Ltd.	4,000	18,961
	King Jim Co. Ltd.	4,200	32,194
	Kinki Sharyo Co. Ltd.	1,800	16,931
#*	Kintetsu Department Store Co. Ltd.	1,600	35,792
*	Kintetsu Group Holdings Co. Ltd.	9,000	283,302
	Kintetsu World Express, Inc.	17,700	425,094
	Kirin Holdings Co. Ltd.	29,600	515,213
	Kissei Pharmaceutical Co. Ltd.	11,300	226,037
	Ki-Star Real Estate Co. Ltd.	4,300	240,274

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kitagawa Corp.	4,300	$59,027
	Kita-Nippon Bank Ltd.	3,600	48,201
	Kitano Construction Corp.	1,600	30,376
	Kitanotatsujin Corp.	16,200	59,018
	Kito Corp.	15,500	214,785
	Kitz Corp.	25,100	167,914
	Kiyo Bank Ltd.	22,500	295,472
*	KLab, Inc.	10,300	57,431
	Koa Corp.	10,500	141,942
	Koatsu Gas Kogyo Co. Ltd.	12,700	85,646
	Kobayashi Pharmaceutical Co. Ltd.	1,600	128,106
#	Kobe Bussan Co. Ltd.	15,200	523,589
*	Kobe Electric Railway Co. Ltd.	1,600	48,313
	Kobe Steel Ltd.	121,300	712,685
	Koei Tecmo Holdings Co. Ltd.	910	42,359
	Kohnan Shoji Co. Ltd.	12,300	384,662
	Kohsoku Corp.	3,200	45,360
	Koito Manufacturing Co. Ltd.	5,300	300,712
	Kojima Co. Ltd.	14,600	75,185
	Kokusai Co. Ltd.	1,000	5,973
	Kokusai Pulp & Paper Co. Ltd.	6,000	19,539
	Kokuyo Co. Ltd.	34,100	518,963
	KOMAIHALTEC, Inc.	900	12,911
	Komatsu Ltd.	50,100	1,312,184
	Komatsu Matere Co. Ltd.	8,200	65,615
	Komatsu Wall Industry Co. Ltd.	3,000	51,125
	KOMEDA Holdings Co. Ltd.	14,000	253,922
	Komehyo Holdings Co. Ltd.	3,700	60,591
	Komeri Co. Ltd.	14,500	334,853
	Komori Corp.	17,600	114,958
#	Konaka Co. Ltd.	13,400	39,065
	Konami Holdings Corp.	11,200	616,342
	Kondotec, Inc.	7,700	66,058
	Konica Minolta, Inc.	137,000	678,107
	Konishi Co. Ltd.	13,800	214,645
	Konoike Transport Co. Ltd.	10,300	112,741
	Konoshima Chemical Co. Ltd.	3,900	100,162
#*	Kosaido Co. Ltd.	7,400	64,451
	Kose Corp.	200	23,225
	Kozo Keikaku Engineering, Inc.	500	11,382
	Krosaki Harima Corp.	3,300	136,596
	KRS Corp.	2,700	47,047
	K’s Holdings Corp.	57,600	594,588
	KU Holdings Co. Ltd.	2,700	25,321
	Kubota Corp., Sponsored ADR	1,000	107,050
	Kubota Corp.	47,400	1,009,762
	Kumagai Gumi Co. Ltd.	15,300	378,697
#	Kumiai Chemical Industry Co. Ltd.	29,763	221,940
	Kunimine Industries Co. Ltd.	2,500	24,589
	Kurabo Industries Ltd.	6,000	99,966
	Kuraray Co. Ltd.	130,500	1,180,901
	Kureha Corp.	7,000	454,915
	Kurimoto Ltd.	3,400	48,573
	Kurita Water Industries Ltd.	21,900	1,081,675
	Kuriyama Holdings Corp.	5,600	48,894
#	Kusuri no Aoki Holdings Co. Ltd.	4,500	299,545
	KYB Corp.	8,300	222,115
	Kyocera Corp.	16,851	986,575
	Kyoden Co. Ltd.	10,500	48,972

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyodo Printing Co. Ltd.	2,700	$62,163
	Kyoei Steel Ltd.	9,300	114,752
#	Kyokuto Boeki Kaisha Ltd.	3,000	68,636
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	180,402
	Kyokuto Securities Co. Ltd.	9,100	60,930
	Kyokuyo Co. Ltd.	3,700	99,180
	KYORIN Holdings, Inc.	14,200	218,125
	Kyoritsu Printing Co. Ltd.	16,700	24,827
	Kyosan Electric Manufacturing Co. Ltd.	19,800	83,311
	Kyowa Electronic Instruments Co. Ltd.	9,800	35,027
	Kyowa Exeo Corp.	22,145	511,861
	Kyowa Kirin Co. Ltd.	2,900	95,375
	Kyowa Leather Cloth Co. Ltd.	5,900	35,391
	Kyudenko Corp.	13,300	421,877
	Kyushu Electric Power Co., Inc.	38,100	268,391
	Kyushu Financial Group, Inc.	142,199	478,865
	Kyushu Railway Co.	14,400	322,338
	LAC Co. Ltd.	4,500	31,495
	Lacto Japan Co. Ltd.	1,300	30,610
#*	Laox Co. Ltd.	19,000	31,212
	Lasertec Corp.	10,300	2,234,231
	Lawson, Inc.	7,900	382,041
	LEC, Inc.	10,800	98,752
	Life Corp.	3,500	114,885
*	LIFULL Co. Ltd.	13,100	41,110
	LIKE, Inc.	1,200	18,721
	Linical Co. Ltd.	2,800	19,732
	Link & Motivation, Inc.	11,200	118,334
	Lintec Corp.	17,400	388,428
	Lion Corp.	28,300	471,319
	LITALICO, Inc.	6,000	181,168
	Lixil Corp.	41,700	1,071,268
	Look Holdings, Inc.	2,300	27,938
*	M&A Capital Partners Co. Ltd.	5,000	282,024
	M3, Inc.	27,200	1,602,904
	Mabuchi Motor Co. Ltd.	8,500	293,065
	Macnica Fuji Electronics Holdings, Inc.	20,299	477,222
	Macromill, Inc.	12,100	85,275
	Maeda Kosen Co. Ltd.	10,800	313,255
	Maezawa Industries, Inc.	2,800	16,323
	Maezawa Kasei Industries Co. Ltd.	5,600	63,361
	Maezawa Kyuso Industries Co. Ltd.	6,800	63,439
	Makino Milling Machine Co. Ltd.	10,500	377,770
	Makita Corp.	5,800	269,189
	Mani, Inc.	3,200	54,549
	MarkLines Co. Ltd.	2,000	56,643
	Mars Group Holdings Corp.	5,800	84,317
	Marubeni Corp.	176,500	1,497,659
	Marubun Corp.	6,700	47,094
	Marudai Food Co. Ltd.	9,000	133,881
	Marufuji Sheet Piling Co. Ltd.	400	7,036
	Maruha Nichiro Corp.	21,700	489,568
	Marui Group Co. Ltd.	26,900	527,878
	Maruichi Steel Tube Ltd.	8,000	181,774
	MARUKA FURUSATO Corp.	7,553	133,333
	Marusan Securities Co. Ltd.	17,700	93,278
	Maruwa Co. Ltd.	2,900	325,052
#	Maruwa Unyu Kikan Co. Ltd.	17,600	246,481
	Maruyama Manufacturing Co., Inc.	900	12,057

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruzen CHI Holdings Co. Ltd.	8,400	$27,596
	Maruzen Showa Unyu Co. Ltd.	4,800	146,589
	Marvelous, Inc.	5,900	37,453
	Matching Service Japan Co. Ltd.	2,600	22,847
	Matsuda Sangyo Co. Ltd.	6,500	194,211
#	Matsui Construction Co. Ltd.	6,600	43,003
	Matsui Securities Co. Ltd.	9,300	66,718
	Matsumotokiyoshi Holdings Co. Ltd.	11,280	500,150
	Matsuyafoods Holdings Co. Ltd.	2,400	76,758
	Max Co. Ltd.	8,500	135,372
	Maxell Holdings Ltd.	21,900	263,528
	Maxvalu Tokai Co. Ltd.	2,400	54,986
*	Mazda Motor Corp.	66,600	599,019
	McDonald’s Holdings Co. Japan Ltd.	6,200	277,088
	MCJ Co. Ltd.	34,200	385,047
	Mebuki Financial Group, Inc.	242,290	496,093
	MEC Co. Ltd.	3,000	82,624
	Media Do Co. Ltd.	2,600	97,694
	Medical Data Vision Co. Ltd.	3,400	43,862
	Medical System Network Co. Ltd.	15,500	100,516
	Medipal Holdings Corp.	37,100	671,221
	Medius Holdings Co. Ltd.	1,200	9,397
*	MedPeer, Inc.	700	21,034
	Megachips Corp.	6,600	208,677
	Megmilk Snow Brand Co. Ltd.	18,300	354,103
	Meidensha Corp.	20,800	437,826
	Meiji Electric Industries Co. Ltd.	1,000	11,763
	MEIJI Holdings Co. Ltd.	20,300	1,281,107
#	Meiji Shipping Co. Ltd.	6,900	48,089
	Meiko Electronics Co. Ltd.	13,700	380,187
	Meisei Industrial Co. Ltd.	17,000	101,305
	Meitec Corp.	8,300	499,224
	Meito Sangyo Co. Ltd.	3,300	50,455
#	Meiwa Corp.	11,400	82,626
	Meiwa Estate Co. Ltd.	3,900	21,073
	Melco Holdings, Inc.	1,800	74,389
#	Members Co. Ltd.	2,000	60,834
	Menicon Co. Ltd.	26,200	983,659
	Mercuria Holdings Co. Ltd.	900	5,842
	METAWATER Co. Ltd.	3,400	57,530
#	Michinoku Bank Ltd.	8,699	66,824
	Mie Kotsu Group Holdings, Inc.	26,600	116,262
	Mikuni Corp.	11,100	30,687
	Milbon Co. Ltd.	5,900	353,257
	Mimaki Engineering Co. Ltd.	4,800	39,256
	Mimasu Semiconductor Industry Co. Ltd.	9,500	207,861
	Minebea Mitsumi, Inc.	65,461	1,657,278
	Ministop Co. Ltd.	5,900	71,913
#	Minkabu The Infonoid, Inc.	300	8,996
	Mirai Industry Co. Ltd.	800	11,900
	Miraial Co. Ltd.	2,200	30,507
*	Mirainovate Co. Ltd.	16,900	33,682
	Mirait Holdings Corp.	35,000	673,145
	Miroku Jyoho Service Co. Ltd.	5,900	93,153
	MISUMI Group, Inc.	10,100	422,420
	Mitani Corp.	7,600	117,633
	Mitani Sangyo Co. Ltd.	9,700	32,487
#	Mitani Sekisan Co. Ltd.	1,400	88,836
	Mito Securities Co. Ltd.	24,400	63,356

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mitsuba Corp.	13,600	$76,044
	Mitsubishi Chemical Holdings Corp.	273,600	2,264,703
	Mitsubishi Corp.	68,600	2,181,340
	Mitsubishi Electric Corp.	95,900	1,287,883
	Mitsubishi Estate Co. Ltd.	53,900	819,117
	Mitsubishi Gas Chemical Co., Inc.	28,800	579,636
	Mitsubishi HC Capital, Inc.	299,200	1,500,249
	Mitsubishi Heavy Industries Ltd.	75,800	1,938,423
	Mitsubishi Kakoki Kaisha Ltd.	3,200	65,975
	Mitsubishi Logisnext Co. Ltd.	16,000	147,141
	Mitsubishi Logistics Corp.	13,600	379,786
	Mitsubishi Materials Corp.	29,000	562,970
*	Mitsubishi Motors Corp.	131,900	422,149
*	Mitsubishi Paper Mills Ltd.	11,200	35,358
	Mitsubishi Pencil Co. Ltd.	3,700	44,391
	Mitsubishi Research Institute, Inc.	3,500	130,724
	Mitsubishi Shokuhin Co. Ltd.	7,500	193,068
	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	54,652
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	242,793
	Mitsubishi UFJ Financial Group, Inc.	682,400	3,741,937
	Mitsuboshi Belting Ltd.	9,800	174,184
	Mitsui & Co. Ltd., Sponsored ADR	336	153,582
	Mitsui & Co. Ltd.	83,400	1,908,568
	Mitsui Chemicals, Inc.	33,910	1,008,274
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	110,175
*	Mitsui E&S Holdings Co. Ltd.	35,100	179,003
	Mitsui Fudosan Co. Ltd.	65,600	1,499,868
	Mitsui High-Tec, Inc.	5,900	455,722
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	68,858
	Mitsui Mining & Smelting Co. Ltd.	34,500	989,984
	Mitsui OSK Lines Ltd.	22,500	1,418,658
	Mitsui-Soko Holdings Co. Ltd.	13,400	268,768
	Mitsuuroko Group Holdings Co. Ltd.	14,700	175,901
	Miura Co. Ltd.	2,200	84,624
	Mixi, Inc.	16,200	371,212
	Miyaji Engineering Group, Inc.	2,100	49,301
	Miyazaki Bank Ltd.	7,100	127,966
	Miyoshi Oil & Fat Co. Ltd.	3,800	44,475
	Mizuho Financial Group, Inc.	134,500	1,775,127
	Mizuho Leasing Co. Ltd.	16,800	519,065
	Mizuho Medy Co. Ltd.	800	18,483
	Mizuno Corp.	7,100	165,240
*	Mobile Factory, Inc.	900	8,629
	Mochida Pharmaceutical Co. Ltd.	3,700	107,897
	Modec, Inc.	6,800	116,961
#	Molitec Steel Co. Ltd.	5,800	21,879
	Monex Group, Inc.	77,300	503,372
	Money Partners Group Co. Ltd.	8,500	18,336
	Monogatari Corp.	3,000	186,882
	MonotaRO Co. Ltd.	40,800	929,904
	MORESCO Corp.	3,400	35,793
	Morinaga & Co. Ltd.	9,000	318,048
	Morinaga Milk Industry Co. Ltd.	22,200	1,301,025
	Morita Holdings Corp.	11,900	149,724
	Morito Co. Ltd.	9,000	53,911
	Morningstar Japan KK	4,500	20,502
	Morozoff Ltd.	900	42,224
	Mortgage Service Japan Ltd.	1,200	11,188
	Mory Industries, Inc.	1,600	38,036

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MrMax Holdings Ltd.	10,500	$54,830
	MS&AD Insurance Group Holdings, Inc.	25,700	830,299
	MTI Ltd.	4,400	28,182
	Mugen Estate Co. Ltd.	6,100	26,282
	m-up Holdings, Inc.	1,000	34,190
	Murakami Corp.	400	9,116
	Murata Manufacturing Co. Ltd.	35,672	2,646,097
	Musashi Seimitsu Industry Co. Ltd.	32,000	602,275
	Musashino Bank Ltd.	11,800	185,352
	Mutoh Holdings Co. Ltd.	900	12,706
	Nabtesco Corp.	20,500	665,298
	NAC Co. Ltd.	6,900	59,443
	Nachi-Fujikoshi Corp.	10,000	378,802
	Nafco Co. Ltd.	5,700	86,221
	Nagano Bank Ltd.	4,300	40,763
	Nagano Keiki Co. Ltd.	7,000	80,749
	Nagase & Co. Ltd.	40,800	690,572
	Nagatanien Holdings Co. Ltd.	6,000	109,864
	Nagawa Co. Ltd.	1,400	132,475
*	Nagoya Railroad Co. Ltd.	15,100	249,493
	Naigai Trans Line Ltd.	2,200	42,463
	Nakabayashi Co. Ltd.	9,300	46,767
	Nakamoto Packs Co. Ltd.	1,400	21,401
	Nakamuraya Co. Ltd.	1,900	62,474
	Nakanishi, Inc.	9,900	229,633
	Nakano Corp.	6,400	19,220
	Nakayama Steel Works Ltd.	10,100	38,364
	Nakayamafuku Co. Ltd.	6,200	22,057
	Nakayo, Inc.	1,200	14,312
#*	Namura Shipbuilding Co. Ltd.	18,000	37,756
	Nankai Electric Railway Co. Ltd.	17,600	349,303
	Nanto Bank Ltd.	9,900	170,671
	Narasaki Sangyo Co. Ltd.	1,400	25,618
	Natori Co. Ltd.	2,500	42,458
	NEC Capital Solutions Ltd.	5,300	95,584
	NEC Corp.	50,400	2,580,581
	NEC Networks & System Integration Corp.	9,100	146,423
	NET One Systems Co. Ltd.	22,600	741,130
	Neturen Co. Ltd.	15,200	81,226
	New Japan Chemical Co. Ltd.	16,100	43,815
	Nexon Co. Ltd.	9,700	165,105
	Nextage Co. Ltd.	8,800	161,275
	NGK Insulators Ltd.	37,200	619,423
	NGK Spark Plug Co. Ltd.	54,100	864,247
	NH Foods Ltd.	21,700	763,139
	NHK Spring Co. Ltd.	70,863	534,575
	Nicca Chemical Co. Ltd.	2,100	17,508
	Nice Corp.	2,400	39,967
	Nichia Steel Works Ltd.	12,900	33,433
	Nichias Corp.	23,800	582,743
	Nichiban Co. Ltd.	4,000	65,050
	Nichicon Corp.	14,600	138,167
	Nichiden Corp.	6,000	120,720
	Nichiha Corp.	9,600	275,969
	Nichi-iko Pharmaceutical Co. Ltd.	23,100	175,370
	Nichirei Corp.	32,500	791,552
	Nichireki Co. Ltd.	10,800	128,154
	Nichirin Co. Ltd.	4,500	72,074
	Nidec Corp.	7,400	819,608

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nifco, Inc.	30,200	$963,366
	Nihon Chouzai Co. Ltd.	9,400	135,453
	Nihon Dengi Co. Ltd.	1,400	47,539
	Nihon Denkei Co. Ltd.	2,600	42,603
	Nihon Flush Co. Ltd.	3,800	36,059
	Nihon House Holdings Co. Ltd.	24,600	82,631
	Nihon Kagaku Sangyo Co. Ltd.	5,600	67,004
	Nihon Kohden Corp.	9,500	302,283
	Nihon M&A Center, Inc.	43,200	1,326,429
	Nihon Nohyaku Co. Ltd.	16,300	76,626
	Nihon Parkerizing Co. Ltd.	31,200	311,293
	Nihon Plast Co. Ltd.	7,600	41,924
	Nihon Tokushu Toryo Co. Ltd.	5,000	43,913
	Nihon Unisys Ltd.	25,300	710,848
	Nihon Yamamura Glass Co. Ltd.	3,600	27,520
	Nikkato Corp.	2,700	18,734
	Nikkiso Co. Ltd.	21,900	193,926
#	Nikko Co. Ltd.	10,500	60,996
	Nikkon Holdings Co. Ltd.	23,000	449,358
	Nikon Corp.	64,400	710,058
	Nintendo Co. Ltd.	5,400	2,384,947
	Nippi, Inc.	1,000	32,849
	Nippn Corp.	17,300	247,887
	Nippo Corp.	14,500	512,951
	Nippon Air Conditioning Services Co. Ltd.	6,100	42,304
	Nippon Aqua Co. Ltd.	2,800	14,214
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	69,653
	Nippon Carbide Industries Co., Inc.	3,800	46,035
	Nippon Carbon Co. Ltd.	5,100	196,889
	Nippon Chemical Industrial Co. Ltd.	3,000	77,183
*	Nippon Chemi-Con Corp.	3,700	69,531
	Nippon Chemiphar Co. Ltd.	900	17,158
	Nippon Coke & Engineering Co. Ltd.	76,400	102,197
	Nippon Commercial Development Co. Ltd.	7,300	110,879
	Nippon Computer Dynamics Co. Ltd.	1,800	11,277
	Nippon Concept Corp.	3,900	59,878
	Nippon Concrete Industries Co. Ltd.	16,800	44,115
#	Nippon Denko Co. Ltd.	55,800	180,114
	Nippon Densetsu Kogyo Co. Ltd.	13,300	205,005
	Nippon Dry-Chemical Co. Ltd.	2,800	50,180
	Nippon Electric Glass Co. Ltd.	31,400	801,734
	Nippon Express Co. Ltd.	26,100	1,633,716
	Nippon Filcon Co. Ltd.	6,000	28,837
	Nippon Fine Chemical Co. Ltd.	4,300	80,906
	Nippon Gas Co. Ltd.	57,900	718,168
	Nippon Hume Corp.	9,000	58,695
	Nippon Kayaku Co. Ltd.	40,900	430,762
#	Nippon Kodoshi Corp.	3,100	89,546
	Nippon Koei Co. Ltd.	5,000	151,859
	Nippon Light Metal Holdings Co. Ltd.	35,540	589,866
	Nippon Paint Holdings Co. Ltd.	8,500	90,949
	Nippon Paper Industries Co. Ltd.	45,700	468,438
#	Nippon Parking Development Co. Ltd.	60,600	76,586
	Nippon Pillar Packing Co. Ltd.	7,600	185,514
	Nippon Piston Ring Co. Ltd.	2,400	28,029
	Nippon Road Co. Ltd.	2,900	209,779
	Nippon Sanso Holdings Corp.	24,400	576,049
	Nippon Seiki Co. Ltd.	18,900	190,146
	Nippon Seisen Co. Ltd.	1,200	49,453

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo Ltd.	4,800	$88,556
	Nippon Shinyaku Co. Ltd.	2,100	168,244
	Nippon Shokubai Co. Ltd.	9,000	470,203
	Nippon Signal Co. Ltd.	14,900	128,847
	Nippon Soda Co. Ltd.	9,000	270,412
	Nippon Steel Corp.	65,999	1,157,145
	Nippon Steel Trading Corp.	6,400	289,407
	Nippon Suisan Kaisha Ltd.	161,400	917,285
	Nippon Systemware Co. Ltd.	3,100	67,989
	Nippon Telegraph & Telephone Corp.	56,600	1,585,872
	Nippon Thompson Co. Ltd.	24,600	126,570
	Nippon Tungsten Co. Ltd.	800	15,910
	Nippon Yakin Kogyo Co. Ltd.	7,790	188,211
	Nippon Yusen KK	47,100	3,393,898
	Nipro Corp.	67,100	681,848
	Nishikawa Rubber Co. Ltd.	300	4,564
	Nishimatsu Construction Co. Ltd.	20,900	602,864
#	Nishimatsuya Chain Co. Ltd.	8,700	111,006
	Nishimoto Co. Ltd.	2,300	85,902
	Nishi-Nippon Financial Holdings, Inc.	38,600	225,074
	Nishi-Nippon Railroad Co. Ltd.	11,700	288,210
	Nishio Rent All Co. Ltd.	12,200	301,680
	Nissan Chemical Corp.	17,300	962,894
*	Nissan Motor Co. Ltd.	188,900	961,474
	Nissan Shatai Co. Ltd.	23,200	164,549
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	23,848
	Nissei ASB Machine Co. Ltd.	2,200	71,815
	Nissei Corp.	1,700	15,614
	Nissei Plastic Industrial Co. Ltd.	5,600	53,489
	Nissha Co. Ltd.	14,200	232,626
	Nisshin Group Holdings Co. Ltd.	14,000	62,608
	Nisshin Oillio Group Ltd.	11,500	304,843
	Nisshin Seifun Group, Inc.	23,000	363,184
	Nisshinbo Holdings, Inc.	46,448	358,510
	Nissin Corp.	5,200	73,909
	Nissin Electric Co. Ltd.	17,100	211,922
	Nissin Foods Holdings Co. Ltd.	2,400	183,456
	Nissin Sugar Co. Ltd.	5,700	85,172
	Nisso Corp.	3,700	23,455
	Nissui Pharmaceutical Co. Ltd.	5,100	43,539
	Nitori Holdings Co. Ltd.	3,400	624,616
#	Nitta Corp.	6,400	146,721
	Nitta Gelatin, Inc.	5,000	27,285
	Nittan Valve Co. Ltd.	12,900	41,115
	Nittetsu Mining Co. Ltd.	2,600	149,760
	Nitto Boseki Co. Ltd.	500	16,026
	Nitto Denko Corp.	20,000	1,562,802
	Nitto Fuji Flour Milling Co. Ltd.	1,000	29,184
	Nitto Kogyo Corp.	8,000	119,035
	Nitto Kohki Co. Ltd.	4,300	71,445
	Nitto Seiko Co. Ltd.	9,400	54,111
	Nittoc Construction Co. Ltd.	10,600	65,265
	NJS Co. Ltd.	2,700	47,604
	Noda Corp.	5,100	39,210
	Noevir Holdings Co. Ltd.	5,300	259,249
	NOF Corp.	9,800	491,828
	Nohmi Bosai Ltd.	5,500	100,881
	Nojima Corp.	16,500	361,862
	NOK Corp.	28,500	330,821

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Co. Ltd.	13,100	$129,159
	Nomura Holdings, Inc.	176,600	841,060
	Nomura Holdings, Inc., Sponsored ADR	12,400	57,164
	Nomura Real Estate Holdings, Inc.	36,300	884,971
	Nomura Research Institute Ltd.	12,309	492,779
	Noritake Co. Ltd.	4,200	183,642
	Noritsu Koki Co. Ltd.	9,100	189,256
	Noritz Corp.	12,400	198,950
	North Pacific Bank Ltd.	109,900	227,445
	Nozawa Corp.	2,600	15,878
	NS Solutions Corp.	9,300	312,604
	NS Tool Co. Ltd.	5,600	75,046
	NS United Kaiun Kaisha Ltd.	5,100	160,612
	NSD Co. Ltd.	14,340	273,242
	NSK Ltd.	82,000	550,995
*	NTN Corp.	151,100	327,665
	NTT Data Corp.	36,000	722,189
*	OAK Capital Corp.	22,700	18,758
	Oat Agrio Co. Ltd.	2,000	37,241
#	Obara Group, Inc.	4,800	153,933
	Obayashi Corp.	111,100	937,932
	Obic Co. Ltd.	800	147,939
	Odakyu Electric Railway Co. Ltd.	17,299	375,032
	Oenon Holdings, Inc.	16,000	53,066
	Ogaki Kyoritsu Bank Ltd.	12,600	209,387
#	Ohara, Inc.	2,000	24,391
	Ohashi Technica, Inc.	4,000	51,285
#	Ohba Co. Ltd.	4,600	32,829
	Ohki Healthcare Holdings Co. Ltd.	1,300	10,352
	Ohsho Food Service Corp.	3,200	168,040
	Oiles Corp.	8,600	127,778
	Oita Bank Ltd.	5,900	93,956
	Oji Holdings Corp.	146,000	723,684
	Okabe Co. Ltd.	14,700	88,290
	Okada Aiyon Corp.	800	9,156
	Okamoto Industries, Inc.	3,600	126,331
	Okamoto Machine Tool Works Ltd.	1,900	79,792
	Okamura Corp.	24,200	319,365
	Okasan Securities Group, Inc.	66,400	227,110
	Oki Electric Industry Co. Ltd.	52,100	427,956
	Okinawa Cellular Telephone Co.	4,700	211,764
	Okinawa Electric Power Co., Inc.	11,007	135,038
	Okinawa Financial Group, Inc.	8,300	182,462
	OKUMA Corp.	8,099	385,906
	Okumura Corp.	10,100	260,827
	Okura Industrial Co. Ltd.	3,400	62,869
	Okuwa Co. Ltd.	12,000	115,287
	Olympus Corp.	87,500	1,895,516
	Omron Corp.	4,400	420,792
	Ono Pharmaceutical Co. Ltd.	37,500	786,815
	ONO Sokki Co. Ltd.	3,300	15,134
	Onoken Co. Ltd.	6,700	98,954
	Onward Holdings Co. Ltd.	44,600	131,908
	Open House Co. Ltd.	21,100	1,345,611
	Optex Group Co. Ltd.	6,800	86,611
#*	Optim Corp.	1,700	26,730
	Optorun Co. Ltd.	3,000	60,813
	Oracle Corp.	2,500	236,561
	Organo Corp.	2,200	139,762

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Orient Corp.	183,000	$251,138
	Oriental Land Co. Ltd.	1,300	205,322
*	Oriental Shiraishi Corp.	55,500	131,006
	Origin Co. Ltd.	3,100	35,013
	ORIX Corp.	136,700	2,717,089
	Oro Co. Ltd.	1,500	49,650
	Osaka Gas Co. Ltd.	29,500	475,480
	Osaka Organic Chemical Industry Ltd.	3,400	101,884
	Osaka Soda Co. Ltd.	4,400	111,818
	Osaka Steel Co. Ltd.	6,000	61,278
*	OSAKA Titanium Technologies Co. Ltd.	7,700	52,933
	Osaki Electric Co. Ltd.	17,000	83,809
	OSG Corp.	29,800	495,781
	Otsuka Corp.	13,200	650,186
	Otsuka Holdings Co. Ltd.	17,500	692,112
	OUG Holdings, Inc.	1,200	29,383
	Outsourcing, Inc.	40,600	778,843
	Oval Corp.	3,700	8,372
	Oyo Corp.	7,500	114,931
	Ozu Corp.	2,400	40,487
	Pacific Industrial Co. Ltd.	20,900	212,878
	Pacific Metals Co. Ltd.	7,000	126,881
	Pack Corp.	3,200	85,015
	PAL GROUP Holdings Co. Ltd.	7,300	105,583
	PALTAC Corp.	5,200	230,255
	Pan Pacific International Holdings Corp.	38,500	808,380
	Panasonic Corp.	388,700	4,806,673
	PAPYLESS Co. Ltd.	500	6,052
	Paraca, Inc.	2,700	38,195
	Paramount Bed Holdings Co. Ltd.	9,400	175,396
#	Paris Miki Holdings, Inc.	10,400	23,763
*	Park24 Co. Ltd.	26,700	408,984
	Pasco Corp.	1,600	21,291
	Pasona Group, Inc.	12,400	346,279
	PC Depot Corp.	9,900	39,875
	PCI Holdings, Inc.	2,000	18,577
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	24,208
	Penta-Ocean Construction Co. Ltd.	127,900	881,350
	People Dreams & Technologies Group Co. Ltd.	3,400	58,562
*	PeptiDream, Inc.	3,300	79,768
	Persol Holdings Co. Ltd.	47,600	1,279,423
	Pickles Corp.	2,200	34,682
	Pigeon Corp.	15,600	361,236
	Pilot Corp.	10,200	374,073
	Piolax, Inc.	11,800	169,748
	Plenus Co. Ltd.	3,200	54,476
	Pola Orbis Holdings, Inc.	3,600	76,866
	Poletowin Pitcrew Holdings, Inc.	12,000	108,200
	Premium Group Co. Ltd.	2,700	73,872
	Press Kogyo Co. Ltd.	37,100	108,100
#	Pressance Corp.	9,200	152,481
	Prestige International, Inc.	29,600	202,976
	Prima Meat Packers Ltd.	17,900	420,712
	Pronexus, Inc.	4,200	39,161
	Properst Co. Ltd.	10,900	17,927
	Pro-Ship, Inc.	1,600	22,959
	Proto Corp.	6,400	79,046
	PS Mitsubishi Construction Co. Ltd.	16,400	95,215
	Punch Industry Co. Ltd.	8,700	44,436

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Qol Holdings Co. Ltd.	14,200	$210,940
	Quick Co. Ltd.	4,000	50,491
#	Raccoon Holdings, Inc.	3,100	43,384
	Raito Kogyo Co. Ltd.	17,700	314,745
	Raiznext Corp.	13,300	143,751
	Rakus Co. Ltd.	21,400	678,260
	Rakuten Group, Inc.	5,200	56,930
	Rasa Corp.	4,400	36,478
	Rasa Industries Ltd.	4,400	72,043
	Raysum Co. Ltd.	7,100	44,934
	Recruit Holdings Co. Ltd.	88,300	5,873,628
	Relia, Inc.	11,000	112,721
	Relo Group, Inc.	25,200	524,156
*	Renesas Electronics Corp.	182,200	2,241,319
	Rengo Co. Ltd.	78,900	598,309
*	RENOVA, Inc.	8,800	387,120
	Resona Holdings, Inc.	296,750	1,114,770
	Resorttrust, Inc.	30,200	535,179
	Restar Holdings Corp.	7,300	122,014
	Retail Partners Co. Ltd.	8,300	86,764
	Rheon Automatic Machinery Co. Ltd.	6,000	71,339
	Rhythm Co. Ltd.	2,400	29,461
	Riberesute Corp.	4,400	32,185
	Ricoh Co. Ltd.	84,800	825,769
	Ricoh Leasing Co. Ltd.	6,700	212,423
	Ride On Express Holdings Co. Ltd.	2,800	34,983
*	Right On Co. Ltd.	6,500	40,865
	Riken Corp.	3,700	87,289
	Riken Keiki Co. Ltd.	2,900	80,470
	Riken Technos Corp.	18,200	87,470
	Riken Vitamin Co. Ltd.	4,400	72,250
	Rinnai Corp.	5,100	523,629
	Rion Co. Ltd.	1,800	39,169
	Riso Kagaku Corp.	4,500	94,973
	Riso Kyoiku Co. Ltd.	38,100	159,161
#	Rock Field Co. Ltd.	5,600	82,668
	Rohm Co. Ltd.	9,000	822,938
	Rohto Pharmaceutical Co. Ltd.	13,700	418,586
	Rokko Butter Co. Ltd.	5,300	77,622
	Roland DG Corp.	3,900	102,453
	Rorze Corp.	4,300	412,145
	Ryobi Ltd.	11,900	124,752
	Ryoden Corp.	6,400	101,286
	Ryohin Keikaku Co. Ltd.	68,400	1,347,907
	Ryosan Co. Ltd.	7,600	156,673
	Ryoyo Electro Corp.	800	16,659
	S Foods, Inc.	6,900	199,804
	Sac’s Bar Holdings, Inc.	8,500	41,131
	Sagami Rubber Industries Co. Ltd.	3,000	27,740
	Saibu Gas Holdings Co. Ltd.	10,000	204,192
	Saizeriya Co. Ltd.	3,900	105,275
	Sakai Chemical Industry Co. Ltd.	5,400	100,631
	Sakai Heavy Industries Ltd.	1,400	30,840
	Sakai Moving Service Co. Ltd.	4,200	172,951
	Sakata INX Corp.	18,500	178,713
#	Sakura Internet, Inc.	5,400	27,862
	Sala Corp.	25,600	139,835
	SAMTY Co. Ltd.	13,100	291,311
	San Holdings, Inc.	4,000	52,436

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San ju San Financial Group, Inc.	7,790	$95,428
	San-A Co. Ltd.	4,900	176,564
	San-Ai Oil Co. Ltd.	26,600	346,674
	Sanei Architecture Planning Co. Ltd.	4,100	64,070
	Sangetsu Corp.	11,200	154,117
	San-In Godo Bank Ltd.	53,800	263,294
*	Sanix, Inc.	10,400	30,880
	Sanken Electric Co. Ltd.	15,400	809,643
	Sanki Engineering Co. Ltd.	18,200	229,236
	Sanko Gosei Ltd.	6,000	21,646
	Sanko Metal Industrial Co. Ltd.	1,400	30,909
	Sankyo Co. Ltd.	13,600	330,098
	Sankyo Frontier Co. Ltd.	1,000	48,059
	Sankyo Seiko Co. Ltd.	14,100	71,680
	Sankyo Tateyama, Inc.	9,400	61,331
	Sankyu, Inc.	20,300	916,479
	Sanoh Industrial Co. Ltd.	12,800	113,381
	Sanoyas Holdings Corp.	9,000	10,747
	Sansei Landic Co. Ltd.	4,200	30,726
	Sansei Technologies, Inc.	2,300	16,274
	Sansha Electric Manufacturing Co. Ltd.	4,500	43,112
	Sanshin Electronics Co. Ltd.	2,900	41,633
	Santen Pharmaceutical Co. Ltd.	35,200	496,142
	Sanwa Holdings Corp.	51,700	603,011
	Sanyo Chemical Industries Ltd.	5,400	267,379
	Sanyo Denki Co. Ltd.	4,000	229,801
	Sanyo Electric Railway Co. Ltd.	4,200	73,907
	Sanyo Engineering & Construction, Inc.	2,400	14,218
*	Sanyo Shokai Ltd.	4,800	38,103
	Sanyo Special Steel Co. Ltd.	8,500	140,174
	Sanyo Trading Co. Ltd.	12,000	115,165
	Sapporo Holdings Ltd.	29,400	637,896
	Sata Construction Co. Ltd.	4,100	17,462
	Sato Holdings Corp.	13,300	306,561
	Sato Shoji Corp.	5,200	54,558
	Satori Electric Co. Ltd.	4,900	43,459
	Sawada Holdings Co. Ltd.	9,600	88,140
	Sawai Group Holdings Co. Ltd.	12,200	538,194
	Saxa Holdings, Inc.	2,800	35,328
	SB Technology Corp.	4,400	121,137
	SBI Holdings, Inc.	32,300	837,199
	SBS Holdings, Inc.	11,900	423,383
#	Scala, Inc.	6,600	40,097
	SCREEN Holdings Co. Ltd.	5,700	529,811
#	Scroll Corp.	13,800	104,739
	SCSK Corp.	17,700	358,196
	Secom Co. Ltd.	7,400	504,476
	Seed Co. Ltd.	8,100	43,955
	Sega Sammy Holdings, Inc.	26,600	378,263
*	Seibu Holdings, Inc.	53,300	582,224
	Seika Corp.	3,700	53,319
	Seikagaku Corp.	13,000	114,727
	Seikitokyu Kogyo Co. Ltd.	17,800	127,598
	Seiko Epson Corp.	76,400	1,360,383
	Seiko Holdings Corp.	11,400	240,417
	Seiko PMC Corp.	5,800	39,663
	Seino Holdings Co. Ltd.	35,500	430,114
	Seiren Co. Ltd.	16,000	322,917
	Sekisui Chemical Co. Ltd.	54,300	892,080

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sekisui House Ltd.	67,300	$1,399,219
	Sekisui Jushi Corp.	9,000	167,666
	Sekisui Kasei Co. Ltd.	9,100	45,445
	Senko Group Holdings Co. Ltd.	58,000	515,889
#	Senshu Electric Co. Ltd.	3,500	146,287
	Senshu Ikeda Holdings, Inc.	89,900	126,304
	Senshukai Co. Ltd.	11,500	39,809
#	SERAKU Co. Ltd.	2,200	40,946
	Seria Co. Ltd.	13,000	429,178
	Seven & I Holdings Co. Ltd.	117,800	4,945,805
	Seven Bank Ltd.	202,100	427,229
	SG Holdings Co. Ltd.	26,000	652,888
	Sharp Corp.	24,400	287,803
	Shibaura Electronics Co. Ltd.	3,500	202,066
	Shibaura Machine Co. Ltd.	8,700	202,806
	Shibaura Mechatronics Corp.	2,600	167,420
	Shibusawa Warehouse Co. Ltd.	4,200	81,721
	Shibuya Corp.	6,000	158,513
*	Shidax Corp.	6,000	23,153
*	SHIFT, Inc.	200	46,124
	Shiga Bank Ltd.	14,500	234,630
	Shikibo Ltd.	4,500	36,654
	Shikoku Bank Ltd.	12,700	83,598
	Shikoku Chemicals Corp.	15,500	190,481
#	Shikoku Electric Power Co., Inc.	36,200	235,763
	Shima Seiki Manufacturing Ltd.	10,000	192,286
	Shimadzu Corp.	10,600	430,649
	Shimamura Co. Ltd.	4,300	364,091
	Shimano, Inc.	1,500	418,520
	Shimizu Bank Ltd.	4,300	58,217
	Shimizu Corp.	96,200	704,842
	Shimojima Co. Ltd.	4,300	42,653
	Shin Nippon Air Technologies Co. Ltd.	2,900	62,403
	Shin Nippon Biomedical Laboratories Ltd.	5,100	64,655
	Shinagawa Refractories Co. Ltd.	2,700	92,336
*	Shindengen Electric Manufacturing Co. Ltd.	3,400	121,065
	Shin-Etsu Chemical Co. Ltd.	12,200	2,175,663
	Shin-Etsu Polymer Co. Ltd.	18,100	163,493
	Shin-Keisei Electric Railway Co. Ltd.	1,000	18,095
	Shinki Bus Co. Ltd.	500	13,751
	Shinko Electric Industries Co. Ltd.	14,300	576,106
	Shinko Shoji Co. Ltd.	11,400	91,622
	Shinmaywa Industries Ltd.	20,300	165,914
	Shinnihon Corp.	13,500	98,816
#	Shinnihonseiyaku Co. Ltd.	800	11,857
	Shinoken Group Co. Ltd.	16,400	162,078
#	Shinsei Bank Ltd.	38,200	630,861
	Shinsho Corp.	2,200	67,283
	Shinwa Co. Ltd.	2,500	48,586
	Shionogi & Co. Ltd.	6,500	423,802
	Ship Healthcare Holdings, Inc.	40,600	1,066,414
	Shiseido Co. Ltd.	8,200	547,161
	Shizuki Electric Co., Inc.	5,100	29,187
	Shizuoka Bank Ltd.	99,700	802,823
	Shizuoka Gas Co. Ltd.	22,300	235,229
	SHO-BOND Holdings Co. Ltd.	2,600	108,912
*	Shobunsha Holdings, Inc.	2,300	9,942
	Shoei Co. Ltd.	8,800	391,568
#	Shoei Foods Corp.	2,200	75,844

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shofu, Inc.	4,000	$82,902
	Showa Denko KK	38,500	965,581
	Showa Sangyo Co. Ltd.	6,200	154,238
	Showa Shinku Co. Ltd.	2,000	27,123
	Sigma Koki Co. Ltd.	2,500	39,001
	SIGMAXYZ, Inc.	4,600	111,052
	Siix Corp.	7,900	87,516
#*	Silver Life Co. Ltd.	1,200	15,230
	Sinanen Holdings Co. Ltd.	3,200	98,228
	Sinfonia Technology Co. Ltd.	9,600	110,621
	Sinko Industries Ltd.	5,800	105,278
	Sintokogio Ltd.	16,300	107,123
	SK-Electronics Co. Ltd.	4,400	35,578
	SKY Perfect JSAT Holdings, Inc.	61,300	229,892
*	Skylark Holdings Co. Ltd.	60,800	823,815
	SMC Corp.	500	298,383
	SMK Corp.	1,799	36,810
	SMS Co. Ltd.	24,300	942,800
	Snow Peak, Inc.	1,300	68,607
	SNT Corp.	13,900	28,386
	Soda Nikka Co. Ltd.	8,400	47,204
	Sodick Co. Ltd.	16,900	130,279
	Softbank Corp.	66,300	904,974
	SoftBank Group Corp.	157,844	8,545,258
	Softcreate Holdings Corp.	3,200	111,096
	Software Service, Inc.	700	44,161
	Sohgo Security Services Co. Ltd.	11,400	487,734
	Sojitz Corp.	63,440	1,046,699
	Soken Chemical & Engineering Co. Ltd.	3,000	46,696
	Solasto Corp.	17,500	211,803
	Soliton Systems KK	3,100	38,736
	Sompo Holdings, Inc.	46,600	2,020,895
	Sony Group Corp.	104,000	12,042,814
	Sony Group Corp., Sponsored ADR	9,300	1,076,847
	Sotetsu Holdings, Inc.	12,700	245,654
	Sotoh Co. Ltd.	1,600	11,561
	Space Co. Ltd.	2,550	21,166
#	Space Value Holdings Co. Ltd.	17,400	123,623
	Sparx Group Co. Ltd.	61,900	160,573
	SPK Corp.	3,600	44,582
	S-Pool, Inc.	6,500	72,685
	Square Enix Holdings Co. Ltd.	4,200	230,076
	SRA Holdings	5,500	140,530
	ST Corp.	1,800	25,526
	St. Marc Holdings Co. Ltd.	7,200	96,804
	Stanley Electric Co. Ltd.	23,700	597,363
	Star Mica Holdings Co. Ltd.	4,000	52,944
	Star Micronics Co. Ltd.	13,000	170,620
	Starts Corp., Inc.	18,000	432,553
	Starzen Co. Ltd.	6,800	128,154
#	St-Care Holding Corp.	8,200	65,366
	Stella Chemifa Corp.	4,300	107,947
	Step Co. Ltd.	1,700	26,494
	Strike Co. Ltd.	2,500	94,345
	Studio Alice Co. Ltd.	5,900	111,615
	Subaru Corp.	130,316	2,556,120
	Subaru Enterprise Co. Ltd.	600	43,121
	Sugi Holdings Co. Ltd.	4,800	343,686
	Sugimoto & Co. Ltd.	4,500	94,908

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SUMCO Corp.	73,200	$1,398,750
	Sumida Corp.	16,800	194,223
	Suminoe Textile Co. Ltd.	1,600	24,918
	Sumiseki Holdings, Inc.	15,700	21,700
	Sumitomo Bakelite Co. Ltd.	14,200	638,186
	Sumitomo Chemical Co. Ltd.	352,100	1,734,555
	Sumitomo Corp.	68,100	970,402
	Sumitomo Dainippon Pharma Co. Ltd.	26,200	370,509
	Sumitomo Densetsu Co. Ltd.	7,100	136,288
	Sumitomo Electric Industries Ltd.	116,500	1,546,289
	Sumitomo Forestry Co. Ltd.	47,300	903,475
	Sumitomo Heavy Industries Ltd.	34,600	890,794
	Sumitomo Metal Mining Co. Ltd.	23,900	927,136
	Sumitomo Mitsui Construction Co. Ltd.	73,020	309,871
	Sumitomo Mitsui Financial Group, Inc.	70,100	2,274,719
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,335,490
	Sumitomo Osaka Cement Co. Ltd.	12,200	341,855
*	Sumitomo Precision Products Co. Ltd.	1,100	22,544
	Sumitomo Realty & Development Co. Ltd.	23,600	852,902
	Sumitomo Riko Co. Ltd.	10,600	69,053
	Sumitomo Rubber Industries Ltd.	60,595	746,779
	Sumitomo Seika Chemicals Co. Ltd.	4,700	133,863
	Sumitomo Warehouse Co. Ltd.	24,700	397,095
	Sun Frontier Fudousan Co. Ltd.	18,200	170,792
	Suncall Corp.	7,100	28,968
	Sundrug Co. Ltd.	20,300	594,101
	Suntory Beverage & Food Ltd.	17,400	675,162
	Sun-Wa Technos Corp.	4,300	58,121
#*	SuRaLa Net Co. Ltd.	500	9,176
	Suruga Bank Ltd.	44,100	161,777
	Suzuken Co. Ltd.	16,870	469,626
	Suzuki Co. Ltd.	6,500	51,446
	Suzuki Motor Corp.	19,700	878,558
	SWCC Showa Holdings Co. Ltd.	14,200	276,686
	Sysmex Corp.	12,800	1,587,082
#	System Information Co. Ltd.	2,800	23,140
	System Research Co. Ltd.	1,600	28,257
	Systena Corp.	22,600	417,643
	Syuppin Co. Ltd.	8,000	88,687
	T Hasegawa Co. Ltd.	9,500	231,995
	T RAD Co. Ltd.	3,500	98,249
	T&D Holdings, Inc.	63,400	813,147
	T&K Toka Co. Ltd.	7,400	52,586
	Tachibana Eletech Co. Ltd.	6,280	84,842
	Tachikawa Corp.	4,700	51,636
	Tachi-S Co. Ltd.	12,300	148,972
	Tadano Ltd.	36,700	400,767
	Taihei Dengyo Kaisha Ltd.	6,700	158,265
	Taiheiyo Cement Corp.	53,900	1,145,173
	Taiheiyo Kouhatsu, Inc.	4,300	25,231
#	Taiho Kogyo Co. Ltd.	7,500	52,785
	Taikisha Ltd.	5,600	159,939
	Taiko Bank Ltd.	3,600	42,199
#	Taiko Pharmaceutical Co. Ltd.	1,200	8,524
	Taisei Corp.	53,700	1,685,059
	Taisei Lamick Co. Ltd.	2,700	64,996
	Taisei Oncho Co. Ltd.	1,400	23,645
	Taisho Pharmaceutical Holdings Co. Ltd.	7,950	426,605
	Taiyo Holdings Co. Ltd.	6,600	176,446

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taiyo Yuden Co. Ltd.	22,200	$1,125,239
	Takachiho Koheki Co. Ltd.	1,500	16,035
	Takamatsu Construction Group Co. Ltd.	4,400	77,204
	Takamatsu Machinery Co. Ltd.	1,100	7,645
	Takamiya Co. Ltd.	13,500	53,126
	Takano Co. Ltd.	5,000	34,026
	Takaoka Toko Co. Ltd.	4,200	54,408
#	Takara & Co. Ltd.	2,400	37,513
	Takara Bio, Inc.	2,300	60,023
	Takara Holdings, Inc.	12,100	165,507
	Takara Leben Co. Ltd.	56,100	152,879
	Takara Standard Co. Ltd.	15,300	203,406
	Takasago International Corp.	5,100	132,916
	Takasago Thermal Engineering Co. Ltd.	8,200	150,009
	Takashima & Co. Ltd.	1,700	27,940
	Takashimaya Co. Ltd.	46,400	429,631
	Takasho Co. Ltd.	1,900	13,815
*	Take & Give Needs Co. Ltd.	4,700	51,468
	TAKEBISHI Corp.	3,200	42,058
	Takeda Pharmaceutical Co. Ltd.	134,153	3,765,113
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	51,874
	Takemoto Yohki Co. Ltd.	3,800	31,395
	Takeuchi Manufacturing Co. Ltd.	13,000	333,767
	Takihyo Co. Ltd.	1,900	29,736
	Takisawa Machine Tool Co. Ltd.	2,200	21,629
	Takuma Co. Ltd.	19,100	249,855
	Tama Home Co. Ltd.	8,900	183,428
	Tamron Co. Ltd.	4,200	98,730
	Tamura Corp.	34,500	237,069
	Tanabe Engineering Corp.	1,500	11,905
	Tanseisha Co. Ltd.	10,850	88,976
	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	73,317
	Tayca Corp.	6,000	69,247
#	Tazmo Co. Ltd.	900	13,251
	Tbk Co. Ltd.	7,400	26,545
	TBS Holdings, Inc.	10,300	162,921
	TDC Soft, Inc.	3,000	34,463
	TDK Corp.	80,100	2,911,874
	Tear Corp.	3,400	14,564
	TechMatrix Corp.	14,000	221,989
	Techno Ryowa Ltd.	1,900	14,913
	Techno Smart Corp.	800	11,667
	TechnoPro Holdings, Inc.	38,400	1,227,235
	Teijin Ltd.	102,200	1,371,804
	Teikoku Electric Manufacturing Co. Ltd.	4,300	54,675
	Teikoku Sen-I Co. Ltd.	4,500	81,109
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	37,230
	Tekken Corp.	5,200	83,146
	Temairazu, Inc.	700	33,992
	Tenma Corp.	6,100	145,276
	Tenox Corp.	1,200	9,094
	Teraoka Seisakusho Co. Ltd.	1,600	5,270
	Terasaki Electric Co. Ltd.	1,100	12,972
	Terumo Corp.	40,900	1,804,335
	T-Gaia Corp.	5,800	103,345
	THK Co. Ltd.	19,900	427,922
	Tigers Polymer Corp.	4,400	16,306
	TIS, Inc.	50,800	1,383,938
	TKC Corp.	5,000	153,281

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toa Corp.	6,700	$47,975
#	Toa Corp.	6,900	151,425
	Toa Oil Co. Ltd.	2,900	71,942
	TOA ROAD Corp.	2,300	102,201
	Toagosei Co. Ltd.	40,900	457,102
	Toba, Inc.	400	8,655
	Tobishima Corp.	12,310	115,600
	Tobu Railway Co. Ltd.	14,900	370,975
	TOC Co. Ltd.	17,900	100,351
	Tocalo Co. Ltd.	40,500	496,645
	Tochigi Bank Ltd.	50,000	77,691
	Toda Corp.	66,300	417,667
*	Toda Kogyo Corp.	1,600	45,814
#	Toei Animation Co. Ltd.	4,700	729,833
	Toei Co. Ltd.	700	137,313
	Toell Co. Ltd.	1,900	13,400
	Toenec Corp.	3,700	108,890
	Togami Electric Manufacturing Co. Ltd.	999	15,419
	Toho Bank Ltd.	68,100	121,904
	Toho Co. Ltd.	3,000	140,952
*	Toho Co. Ltd.	2,400	32,278
	Toho Gas Co. Ltd.	6,000	177,735
	Toho Holdings Co. Ltd.	20,200	327,037
	Toho Titanium Co. Ltd.	11,900	125,304
	Toho Zinc Co. Ltd.	6,400	174,940
	Tohoku Bank Ltd.	4,300	37,873
	Tohoku Electric Power Co., Inc.	38,400	249,144
	Tohoku Steel Co. Ltd.	1,200	18,273
	Tohokushinsha Film Corp.	4,700	26,358
	Tokai Carbon Co. Ltd.	57,100	746,910
#	Tokai Corp.	5,200	100,028
	TOKAI Holdings Corp.	56,900	432,059
	Tokai Rika Co. Ltd.	23,300	326,146
	Tokai Tokyo Financial Holdings, Inc.	87,600	303,682
	Token Corp.	2,200	179,389
	Tokio Marine Holdings, Inc.	28,400	1,495,828
	Tokushu Tokai Paper Co. Ltd.	3,700	144,282
	Tokuyama Corp.	27,977	479,088
*	Tokyo Base Co. Ltd.	5,400	33,505
	Tokyo Century Corp.	13,800	790,130
*	Tokyo Electric Power Co. Holdings, Inc.	140,100	388,077
	Tokyo Electron Device Ltd.	3,000	182,030
	Tokyo Electron Ltd.	10,000	4,660,329
	Tokyo Energy & Systems, Inc.	10,400	100,929
	Tokyo Gas Co. Ltd.	25,100	435,559
	Tokyo Keiki, Inc.	4,900	43,205
	Tokyo Kiraboshi Financial Group, Inc.	10,800	139,702
	Tokyo Ohka Kogyo Co. Ltd.	4,700	298,800
	Tokyo Printing Ink Manufacturing Co. Ltd.	500	9,819
	Tokyo Rakutenchi Co. Ltd.	1,300	46,389
*	Tokyo Rope Manufacturing Co. Ltd.	1,300	10,109
	Tokyo Sangyo Co. Ltd.	7,700	48,043
	Tokyo Seimitsu Co. Ltd.	13,500	549,666
	Tokyo Steel Manufacturing Co. Ltd.	13,900	154,676
	Tokyo Tatemono Co. Ltd.	59,500	874,555
	Tokyo Tekko Co. Ltd.	4,000	52,342
*	Tokyo Theatres Co., Inc.	3,400	37,438
	Tokyotokeiba Co. Ltd.	5,200	206,032
	Tokyu Construction Co. Ltd.	30,600	216,370

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyu Corp.	26,000	$366,553
	Tokyu Fudosan Holdings Corp.	190,000	1,100,938
*	Tokyu Recreation Co. Ltd.	1,000	43,310
	Toli Corp.	17,400	35,467
	Tomato Bank Ltd.	3,000	27,545
	Tomen Devices Corp.	1,300	66,396
	Tomoe Corp.	9,200	36,952
#	Tomoe Engineering Co. Ltd.	3,200	64,022
*	Tomoegawa Co. Ltd.	1,600	11,851
	Tomoku Co. Ltd.	4,500	75,900
	TOMONY Holdings, Inc.	66,600	177,932
	Tomy Co. Ltd.	38,521	365,612
	Tonami Holdings Co. Ltd.	2,400	94,834
	Topcon Corp.	27,800	495,646
	Toppan Forms Co. Ltd.	21,700	208,620
	Toppan, Inc.	34,520	557,226
	Topre Corp.	17,100	197,796
	Topy Industries Ltd.	6,000	62,912
	Toray Industries, Inc.	327,700	2,042,068
	Torex Semiconductor Ltd.	1,400	32,434
	Toridoll Holdings Corp.	23,600	568,161
	Torigoe Co. Ltd.	6,600	44,400
	Torii Pharmaceutical Co. Ltd.	5,200	135,002
	Torishima Pump Manufacturing Co. Ltd.	8,500	65,690
#	TORQ, Inc.	3,100	6,018
	Tosei Corp.	11,100	106,702
	Toshiba Corp.	13,300	573,657
	Toshiba TEC Corp.	10,800	425,212
	Tosho Co. Ltd.	600	10,286
	Tosoh Corp.	55,300	931,308
	Totech Corp.	1,300	30,388
	Totetsu Kogyo Co. Ltd.	8,800	191,466
	TOTO Ltd.	6,399	309,163
	Totoku Electric Co. Ltd.	1,400	36,414
	Tottori Bank Ltd.	4,100	40,049
	Toukei Computer Co. Ltd.	500	20,684
#	Tow Co. Ltd.	17,200	52,395
	Towa Bank Ltd.	14,000	62,137
	Towa Corp.	3,300	71,874
	Towa Pharmaceutical Co. Ltd.	16,200	416,482
	Toyo Construction Co. Ltd.	45,200	226,255
	Toyo Corp.	9,100	86,022
#	Toyo Denki Seizo KK	3,000	28,314
*	Toyo Engineering Corp.	12,100	90,981
	Toyo Gosei Co. Ltd.	1,700	236,523
	Toyo Ink SC Holdings Co. Ltd.	14,300	251,839
	Toyo Kanetsu KK	3,400	75,078
	Toyo Logistics Co. Ltd.	10,200	29,921
	Toyo Machinery & Metal Co. Ltd.	6,400	30,284
	Toyo Securities Co. Ltd.	30,100	42,919
	Toyo Seikan Group Holdings Ltd.	32,100	381,157
	Toyo Suisan Kaisha Ltd.	20,300	874,709
	Toyo Tanso Co. Ltd.	4,900	133,209
	Toyo Tire Corp.	49,400	821,444
	Toyo Wharf & Warehouse Co. Ltd.	2,300	29,050
	Toyobo Co. Ltd.	54,300	651,998
	Toyoda Gosei Co. Ltd.	16,700	341,721
	Toyota Boshoku Corp.	32,500	624,879
	Toyota Industries Corp.	7,400	629,093

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyota Motor Corp., Sponsored ADR	10,100	$1,783,357
	Toyota Motor Corp.	1,130,315	19,943,453
	Toyota Tsusho Corp.	22,500	975,964
	TPR Co. Ltd.	10,600	135,072
	Traders Holdings Co. Ltd.	4,960	13,660
	Trancom Co. Ltd.	5,200	364,857
#	Transaction Co. Ltd.	2,000	20,231
	TRE Holdings Corp.	12,152	191,063
	Trend Micro, Inc.	17,500	989,106
	Tri Chemical Laboratories, Inc.	6,800	203,395
	Trinity Industrial Corp.	2,000	14,708
	Trusco Nakayama Corp.	12,400	299,831
	TS Tech Co. Ltd.	26,614	356,096
*	TSI Holdings Co. Ltd.	27,900	84,612
	Tsubaki Nakashima Co. Ltd.	18,800	263,255
	Tsubakimoto Chain Co.	12,200	360,478
	Tsubakimoto Kogyo Co. Ltd.	1,700	57,639
*	Tsudakoma Corp.	1,400	9,976
	Tsugami Corp.	12,200	167,728
*	Tsukada Global Holdings, Inc.	9,500	28,367
	Tsukishima Kikai Co. Ltd.	11,200	114,508
#	Tsukuba Bank Ltd.	37,600	56,361
	Tsumura & Co.	11,000	342,820
	Tsuruha Holdings, Inc.	4,600	567,388
	Tsurumi Manufacturing Co. Ltd.	7,600	117,114
	Tsutsumi Jewelry Co. Ltd.	2,700	50,326
	Tsuzuki Denki Co. Ltd.	1,500	23,900
	TV Asahi Holdings Corp.	11,400	172,997
	Tv Tokyo Holdings Corp.	2,700	51,198
	TYK Corp.	8,500	24,034
*	UACJ Corp.	16,100	373,153
	Ube Industries Ltd.	44,500	829,095
	Ubicom Holdings, Inc.	1,500	38,130
	Uchida Yoko Co. Ltd.	2,500	105,761
	Ulvac, Inc.	11,200	628,376
	Unicharm Corp.	8,100	327,587
	Uniden Holdings Corp.	2,500	69,929
	Union Tool Co.	2,700	91,198
	Unipres Corp.	18,400	150,120
	United Super Markets Holdings, Inc.	22,700	207,202
	UNITED, Inc.	5,100	76,078
*	Unitika Ltd.	25,100	80,179
*	Universal Entertainment Corp.	7,400	175,787
	Urbanet Corp. Co. Ltd.	8,600	23,431
	Usen-Next Holdings Co. Ltd.	1,800	52,988
	Ushio, Inc.	38,400	686,991
	USS Co. Ltd.	21,500	346,543
	UT Group Co. Ltd.	7,800	249,511
	Utoc Corp.	5,300	25,250
#*	UUUM Co. Ltd.	2,200	19,420
	V Technology Co. Ltd.	3,500	131,987
	Valor Holdings Co. Ltd.	20,000	423,581
	Valqua Ltd.	5,600	113,012
	Value HR Co. Ltd.	1,600	25,869
	ValueCommerce Co. Ltd.	5,400	213,123
#	V-Cube, Inc.	2,200	33,267
	Vector, Inc.	10,300	116,871
	Vega Corp. Co. Ltd.	800	9,667
	Vertex Corp.	3,940	104,877

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Village Vanguard Co. Ltd.	1,700	$16,103
	Vital KSK Holdings, Inc.	19,000	126,705
	VT Holdings Co. Ltd.	47,400	212,090
	Wacoal Holdings Corp.	15,100	302,397
	Wacom Co. Ltd.	55,500	359,033
	Wakachiku Construction Co. Ltd.	5,600	99,912
	Wakita & Co. Ltd.	15,800	142,959
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	111,868
	Waseda Academy Co. Ltd.	1,400	12,531
	Watahan & Co. Ltd.	8,600	93,108
#	Watts Co. Ltd.	4,800	31,750
	Wavelock Holdings Co. Ltd.	2,200	12,922
	WDB Holdings Co. Ltd.	2,700	85,105
	Weathernews, Inc.	1,500	109,467
	Welcia Holdings Co. Ltd.	12,200	455,443
	Wellnet Corp.	4,000	17,580
#	West Holdings Corp.	9,750	544,944
	West Japan Railway Co.	8,000	377,645
	Will Group, Inc.	6,900	77,961
	WIN-Partners Co. Ltd.	4,000	33,776
	Wood One Co. Ltd.	3,200	31,793
	Workman Co. Ltd.	1,600	85,072
*	World Co. Ltd.	2,600	31,912
	World Holdings Co. Ltd.	2,400	59,949
	Wowow, Inc.	1,400	28,507
	Xebio Holdings Co. Ltd.	10,100	93,862
#	YAC Holdings Co. Ltd.	2,400	19,977
	Yachiyo Industry Co. Ltd.	2,600	20,347
	Yagi & Co. Ltd.	1,400	17,456
	Yahagi Construction Co. Ltd.	10,400	69,783
	Yaizu Suisankagaku Industry Co. Ltd.	2,800	24,121
	Yakult Honsha Co. Ltd.	4,000	202,113
	YAKUODO Holdings Co. Ltd.	3,300	69,731
	YAMABIKO Corp.	14,000	152,568
	YAMADA Consulting Group Co. Ltd.	4,000	40,803
	Yamada Holdings Co. Ltd.	179,588	686,259
	Yamagata Bank Ltd.	9,700	69,192
	Yamaguchi Financial Group, Inc.	77,100	430,412
	Yamaha Corp.	2,500	157,945
	Yamaha Motor Co. Ltd.	50,800	1,415,989
	Yamaichi Electronics Co. Ltd.	10,400	159,670
#	YA-MAN Ltd.	8,700	92,420
	Yamanashi Chuo Bank Ltd.	11,800	85,053
	Yamashina Corp.	25,000	17,358
	Yamatane Corp.	3,800	52,261
#	Yamato Corp.	7,100	48,899
	Yamato Holdings Co. Ltd.	17,300	425,289
	Yamato International, Inc.	5,400	14,978
	Yamato Kogyo Co. Ltd.	15,800	529,779
	Yamaura Corp.	2,400	19,546
#	Yamaya Corp.	1,800	38,039
#	Yamazaki Baking Co. Ltd.	35,300	536,235
	Yamazawa Co. Ltd.	1,300	19,628
	Yamazen Corp.	14,200	131,566
	Yaoko Co. Ltd.	6,800	404,759
#	Yashima Denki Co. Ltd.	5,500	46,165
	Yaskawa Electric Corp.	6,800	294,522
	Yasuda Logistics Corp.	6,700	57,029
	Yasunaga Corp.	3,400	35,192

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yellow Hat Ltd.	14,400	$234,617
	Yodogawa Steel Works Ltd.	8,700	190,097
	Yokogawa Bridge Holdings Corp.	11,600	233,812
	Yokogawa Electric Corp.	39,800	795,293
	Yokohama Reito Co. Ltd.	18,200	139,171
	Yokohama Rubber Co. Ltd.	61,400	1,038,959
	Yokowo Co. Ltd.	8,200	182,240
	Yomeishu Seizo Co. Ltd.	1,700	27,034
	Yondenko Corp.	3,400	50,644
	Yondoshi Holdings, Inc.	4,600	69,781
	Yorozu Corp.	5,700	59,534
	Yotai Refractories Co. Ltd.	6,300	70,965
	Yuasa Trading Co. Ltd.	7,100	189,751
	Yuken Kogyo Co. Ltd.	1,100	16,988
	Yurtec Corp.	15,000	87,865
	Yushiro Chemical Industry Co. Ltd.	3,700	38,932
	Z Holdings Corp.	140,000	869,123
	Zaoh Co. Ltd.	2,500	39,071
	Zenitaka Corp.	1,000	35,444
	Zenkoku Hosho Co. Ltd.	15,900	768,362
	Zenrin Co. Ltd.	12,400	114,332
	Zensho Holdings Co. Ltd.	21,377	493,736
	Zeon Corp.	37,000	438,967
	ZOZO, Inc.	23,100	741,476
	Zuiko Corp.	4,400	33,962

TOTAL JAPAN			605,487,027

MALAYSIA — (0.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	49,528
	Aeon Co. M Bhd	303,900	108,537
	AEON Credit Service M Bhd	49,149	166,199
	AFFIN Bank Bhd	134,471	55,276
#	Alliance Bank Malaysia Bhd	373,600	248,039
	Allianz Malaysia Bhd	20,500	65,257
*	AMMB Holdings Bhd	421,600	342,134
	Astro Malaysia Holdings Bhd	298,900	71,933
	Axiata Group Bhd	277,490	265,154
	Batu Kawan Bhd	7,200	38,779
#*	Berjaya Assets Bhd	176,800	10,711
*	Berjaya Corp. Bhd	1,184,701	72,961
*	Berjaya Land Bhd	333,000	19,701
	Berjaya Sports Toto Bhd	349,668	175,677
*	Bermaz Auto Bhd	252,400	98,689
	BIMB Holdings Bhd	144,900	111,950
*	Boustead Holdings Bhd	152,600	22,492
	Boustead Plantations Bhd	196,420	33,953
	British American Tobacco Malaysia Bhd	38,700	141,260
*	Bumi Armada Bhd	871,200	106,937
	Bursa Malaysia Bhd	196,350	355,882
#	Cahya Mata Sarawak Bhd	221,400	76,608
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	215,882
	CB Industrial Product Holding Bhd	88,300	27,112
#	CIMB Group Holdings Bhd	374,102	472,017
#	Comfort Glove Bhd	43,600	12,570
#*	Cypark Resources Bhd	120,300	28,923
	D&O Green Technologies Bhd	241,100	329,037
	Datasonic Group Bhd	184,700	20,978
*	Dayang Enterprise Holdings Bhd	125,400	29,752
#	Dialog Group Bhd	272,500	186,339

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	DiGi.Com Bhd	287,200	$293,919
#	DRB-Hicom Bhd	381,000	151,808
	Dufu Technology Corp. Bhd	55,200	59,275
#	Duopharma Biotech Bhd	161,067	65,788
	Dutch Lady Milk Industries Bhd	4,500	36,416
#	Eco World Development Group Bhd	443,900	109,462
#	Eco World International Bhd	84,700	10,025
	Ekovest BHD	528,900	52,972
	Formosa Prosonic Industries Bhd	55,700	58,628
	Fraser & Neave Holdings Bhd	24,500	160,371
#	Frontken Corp. Bhd	469,050	432,802
	Gadang Holdings Bhd	266,950	26,783
*	Gamuda Bhd	511,340	400,349
#	Gas Malaysia Bhd	64,000	41,886
	Genting Bhd	329,300	412,177
	Genting Malaysia Bhd	356,100	272,847
	Genting Plantations Bhd	31,000	54,665
	George Kent Malaysia Bhd	206,750	34,982
#	Globetronics Technology Bhd	172,866	87,398
#	Guan Chong Bhd	91,800	67,164
	Hai-O Enterprise Bhd	74,042	34,957
	HAP Seng Consolidated Bhd	38,800	73,509
	Hartalega Holdings Bhd	143,700	203,703
#	Heineken Malaysia Bhd	36,100	200,553
#	Hengyuan Refining Co. Bhd	64,400	67,358
	HeveaBoard Bhd	130,500	14,958
	Hiap Teck Venture Bhd	299,100	40,927
	Hibiscus Petroleum Bhd	181,200	39,309
#	Hong Leong Bank Bhd	22,580	102,649
	Hong Leong Financial Group Bhd	40,078	177,573
	Hong Leong Industries Bhd	19,300	42,551
	Hup Seng Industries Bhd	13,200	2,915
	IHH Healthcare Bhd	36,800	58,094
	IJM Corp. Bhd	910,500	407,672
	Inari Amertron Bhd	607,525	569,120
	Insas Bhd	187,000	46,144
	IOI Corp. Bhd	83,000	78,766
	IOI Properties Group Bhd	379,625	117,525
#*	Iskandar Waterfront City Bhd	224,600	21,444
*	JAKS Resources Bhd	570,179	64,072
#*	Jaya Tiasa Holdings Bhd	210,000	35,993
#	JHM Consolidation Bhd	26,200	12,569
#	Karex Bhd	68,500	7,768
	Kerjaya Prospek Group Bhd	105,989	34,835
#*	KNM Group Bhd	1,052,620	52,014
#	Kossan Rubber Industries	197,000	112,498
#	KPJ Healthcare Bhd	463,600	127,506
*	KSL Holdings Bhd	135,319	21,409
	Kuala Lumpur Kepong Bhd	23,911	124,947
	Land & General Bhd	399,300	11,551
	LBS Bina Group Bhd	262,835	34,933
	Leong Hup International Bhd	180,500	28,527
	Lii Hen Industries Bhd	74,300	54,903
	Lingkaran Trans Kota Holdings Bhd	42,500	39,506
#Ω	Lotte Chemical Titan Holding Bhd	32,463	21,336
#	LPI Capital Bhd	40,440	137,689
#	Magni-Tech Industries Bhd	146,900	75,613
#	Magnum Bhd	228,815	119,308
#	Mah Sing Group Bhd	553,875	108,383

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malakoff Corp. Bhd	281,900	$55,132
	Malayan Banking Bhd	222,900	433,579
#	Malayan Flour Mills Bhd	308,600	56,268
*	Malaysia Airports Holdings Bhd	321,600	502,978
#	Malaysia Building Society Bhd	768,932	118,997
	Malaysian Pacific Industries Bhd	53,300	614,750
#	Malaysian Resources Corp. Bhd	666,920	66,112
	Matrix Concepts Holdings Bhd	227,266	117,957
#	Maxis Bhd	156,200	176,305
#	MBM Resources BHD	57,700	44,030
	Mega First Corp. Bhd	161,400	140,444
	MISC Bhd	156,000	266,849
	MKH Bhd	100,700	35,347
#	MMC Corp. Bhd	187,200	89,497
#	MNRB Holdings Bhd	182,774	58,846
	Muda Holdings Bhd	76,500	51,016
	Muhibbah Engineering M Bhd	129,500	29,929
*	Mulpha International Bhd	39,460	24,092
	My EG Services Bhd	135,756	34,152
	Nestle Malaysia Bhd	4,900	159,185
*	OCK Group Bhd	171,300	21,330
#	Oriental Holdings BHD	106,800	137,715
#	OSK Holdings Bhd	472,550	102,828
#	Padini Holdings Bhd	116,700	88,513
	Panasonic Manufacturing Malaysia Bhd	2,400	17,398
#	Paramount Corp. Bhd	146,300	27,430
#	Pentamaster Corp. Bhd	164,473	213,155
	Perak Transit Bhd	67,100	11,031
	Petron Malaysia Refining & Marketing Bhd	39,200	42,648
#	Petronas Chemicals Group Bhd	115,700	242,942
	Petronas Dagangan Bhd	29,500	145,057
#	Petronas Gas Bhd	43,200	174,782
	PIE Industrial Bhd	20,300	18,961
#*	Pos Malaysia Bhd	91,600	16,249
	PPB Group Bhd	69,820	306,486
	Press Metal Aluminium Holdings Bhd	291,100	391,272
	Public Bank Bhd	1,893,500	1,907,603
	QL Resources Bhd	233,025	284,397
	Ranhill Utilities Bhd	91,651	13,941
*	Revenue Group Bhd	71,400	31,447
	RHB Bank Bhd	193,617	261,246
	Sam Engineering & Equipment M Bhd	10,100	53,318
#*	Sapura Energy Bhd	2,931,800	70,988
	Sarawak Oil Palms Bhd	50,500	46,894
#	Scientex Bhd	303,600	341,999
#	Serba Dinamik Holdings Bhd	328,220	27,741
*	Shangri-La Hotels Malaysia Bhd	17,500	14,826
	Sime Darby Bhd	681,970	374,310
#	Sime Darby Plantation Bhd	107,236	103,979
	Sime Darby Property Bhd	327,670	57,426
#	SKP Resources Bhd	296,249	130,662
*	SP Setia Bhd Group	440,579	165,842
*††	Sumatec Resources Bhd	822,800	179
	Sunway Bhd	412,654	177,530
	Sunway Construction Group Bhd	116,690	46,224
#	Supermax Corp. Bhd	297,741	137,977
	Syarikat Takaful Malaysia Keluarga Bhd	145,111	139,184
	Ta Ann Holdings Bhd	86,480	67,643
	Taliworks Corp. Bhd	68,666	13,927

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Telekom Malaysia Bhd	176,900	$247,278
	Tenaga Nasional Bhd	135,900	317,034
#	Thong Guan Industries Bhd	59,400	41,048
	TIME dotCom Bhd	147,000	160,393
	Top Glove Corp. Bhd	505,800	332,149
*	Tropicana Corp. Bhd	206,616	50,385
	TSH Resources Bhd	21,300	6,028
	Uchi Technologies Bhd	83,700	63,702
#*	UEM Edgenta Bhd	74,800	33,289
#*	UEM Sunrise Bhd	574,400	54,818
#	UMW Holdings Bhd	112,400	92,526
#	United Plantations Bhd	7,600	26,009
	UOA Development Bhd	275,200	116,258
*	Velesto Energy Bhd	1,107,073	42,715
	ViTrox Corp. Bhd	45,900	218,036
	VS Industry Bhd	333,800	127,558
*	WCT Holdings Bhd	364,227	54,648
#	Wellcall Holdings Bhd	53,700	13,751
	Westports Holdings Bhd	170,000	183,569
#	Yinson Holdings Bhd	137,500	194,404
	YNH Property Bhd	124,837	80,562
	YTL Corp. Bhd	1,268,650	193,151
#	YTL Power International Bhd	249,587	42,489

TOTAL MALAYSIA			22,509,416

MEXICO — (0.6%)
*	ALEATICA SAB de CV	5,854	5,203
	Alfa SAB de CV, Class A	1,784,541	1,288,912
	Alpek SAB de CV	245,078	270,338
#*	Alsea SAB de CV	251,622	531,647
	America Movil SAB de CV	1,780,639	1,585,346
	America Movil SAB de CV, Sponsored ADR, Class L	28,021	498,213
#	Arca Continental SAB de CV	65,332	397,647
*	Axtel SAB de CV	499,613	115,269
Ω	Banco del Bajio SA	190,969	357,858
	Becle SAB de CV	27,768	63,391
#	Bolsa Mexicana de Valores SAB de CV	208,501	399,016
*	Cemex SAB de CV	2,131,083	1,374,625
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	43,000
	Coca-Cola Femsa SAB de CV	55,325	297,397
	Consorcio ARA SAB de CV	330,697	69,230
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	75,043
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	132,904	240,981
	Corp. Inmobiliaria Vesta SAB de CV	94,392	164,319
#*	Credito Real SAB de CV Sofom ER	84,592	43,142
	El Puerto de Liverpool SAB de CV, Class C1	35,062	155,725
*	Elementia Materiales SAB de CV	10,526	7,413
#*††	Empresas ICA SAB de CV	42,400	198
#	Fomento Economico Mexicano SAB de CV	71,227	586,651
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	21,945
*Ω	Fortaleza Materiales SAB de CV	10,525	7,924
	GCC SAB de CV	43,340	319,766
#*	Genomma Lab Internacional SAB de CV, Class B	352,628	338,960
*	Gentera SAB de CV	298,389	179,718
#	Gruma SAB de CV, Class B	72,377	847,305
*	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	63,140	381,852
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	13,035	164,615
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	225,600
	Grupo Bimbo SAB de CV, Class A	322,397	958,359

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Grupo Carso SAB de CV	73,190	$247,036
	Grupo Comercial Chedraui SA de CV	156,209	307,896
	Grupo Elektra SAB de CV	11,176	857,688
	Grupo Financiero Banorte SAB de CV, Class O	264,676	1,673,057
*	Grupo Financiero Inbursa SAB de CV, Class O	382,687	383,282
*	Grupo GICSA SAB de CV	30,415	3,900
	Grupo Herdez SAB de CV	90,586	166,406
*	Grupo Hotelero Santa Fe SAB de CV	60,872	14,103
	Grupo Industrial Saltillo SAB de CV	7,630	11,081
	Grupo Mexico SAB de CV, Class B	558,959	2,449,450
#	Grupo Rotoplas SAB de CV	61,954	85,733
*	Grupo Sanborns SAB de CV	66,549	77,578
*	Grupo Simec SAB de CV, Class B	33,392	275,742
	Grupo Televisa SAB, Sponsored ADR	37,996	384,520
	Grupo Televisa SAB	421,281	852,466
*Ω	Grupo Traxion SAB de CV	22,758	39,397
*	Hoteles City Express SAB de CV	142,020	43,873
	Industrias Bachoco SAB de CV, Class B	77,004	271,205
*	Industrias CH SAB de CV, Class B	75,560	655,113
#*	Industrias Penoles SAB de CV	45,293	578,196
#	Kimberly-Clark de Mexico SAB de CV, Class A	246,708	389,930
#	La Comer SAB de CV	254,370	456,280
	Megacable Holdings SAB de CV	250,576	739,508
#*	Minera Frisco SAB de CV, Class A1	307,440	56,745
*Ω	Nemak SAB de CV	1,017,176	233,198
	Orbia Advance Corp. SAB de CV	473,286	1,236,778
	Organizacion Cultiba SAB de CV	15,310	7,659
*	Organizacion Soriana SAB de CV, Class B	50,685	61,547
	Promotora y Operadora de Infraestructura SAB de CV	61,367	452,026
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,373	25,573
#	Qualitas Controladora SAB de CV	54,504	251,394
	Regional SAB de CV	114,430	597,161
#	Telesites SAB de CV	298,134	272,242
#*	Unifin Financiera SAB de CV	88,830	137,206
	Vitro SAB de CV, Class A	28,118	32,641
#	Wal-Mart de Mexico SAB de CV	194,783	678,637

TOTAL MEXICO			27,022,855

NETHERLANDS — (2.6%)
	Aalberts NV	40,115	2,220,309
Ω	ABN AMRO Bank NV	83,970	1,235,006
*	Accell Group NV	5,453	224,817
*Ω	Adyen NV	542	1,635,382
#	Aegon NV	497,405	2,522,981
	Aegon NV	31,480	158,973
	Akzo Nobel NV	15,127	1,738,311
#	AMG Advanced Metallurgical Group NV	4,066	119,927
*	Amsterdam Commodities NV	6,867	192,756
	APERAM SA	19,099	1,138,751
	Arcadis NV	35,171	1,714,258
	ArcelorMittal SA	71,851	2,430,010
	ArcelorMittal SA	4,958	169,415
	ASM International NV	11,352	5,137,740
	ASML Holding NV	4,870	3,958,821
	ASML Holding NV	20,610	16,753,457
	ASR Nederland NV	49,610	2,318,980
Ω	B&S Group Sarl	1,683	15,211
#*Ω	Basic-Fit NV	8,181	397,235
	BE Semiconductor Industries NV	42,901	3,919,682

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#*	Beter Bed Holding NV	7,231	$43,848
	Boskalis Westminster	32,105	957,507
	Brunel International NV	5,294	72,742
	Coca-Cola Europacific Partners PLC	33,278	1,759,752
	Corbion NV	16,974	805,967
Ω	Flow Traders	20,804	706,178
	ForFarmers NV	13,915	66,353
*	Fugro NV	25,149	213,151
*Ω	GrandVision NV	18,748	615,230
	Heijmans NV	12,716	177,018
	Heineken NV	15,108	1,672,290
*	Hunter Douglas NV	2,658	316,540
	IMCD NV	10,819	2,402,301
#	ING Groep NV, Sponsored ADR	6,500	98,345
	ING Groep NV	196,229	2,976,578
*Ω	Intertrust NV	28,250	427,147
	Kendrion NV	7,605	175,994
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	28,534
	Koninklijke Ahold Delhaize NV	261,210	8,497,794
*	Koninklijke BAM Groep NV	128,215	372,137
	Koninklijke DSM NV	14,433	3,153,296
	Koninklijke KPN NV	1,192,526	3,563,189
	Koninklijke Philips NV	49,636	2,341,587
#	Koninklijke Vopak NV	28,028	1,115,455
#*Ω	Lucas Bols BV	3,091	36,166
	Nedap NV	2,486	173,894
#	NN Group NV	43,244	2,311,684
*	OCI NV	14,303	405,469
	Ordina NV	39,907	166,344
#	PostNL NV	137,408	596,367
	Prosus NV	13,337	1,174,763
	Prosus NV	7,582	667,348
*	QIAGEN NV	2,113	117,821
	Randstad NV	31,796	2,284,460
	SBM Offshore NV	58,977	931,145
	SIF Holding NV	4,117	67,121
Ω	Signify NV	62,789	3,042,528
*	Sligro Food Group NV	9,932	266,068
	Stellantis NV	444,798	8,881,266
	TKH Group NV	18,479	1,052,694
*	TomTom NV	29,599	254,361
	Universal Music Group NV	29,844	866,459
	Van Lanschot Kempen NV	6,150	170,540
	Wolters Kluwer NV	48,818	5,112,144

TOTAL NETHERLANDS			109,139,597

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	106,585	502,063
*	Air New Zealand Ltd.	325,719	390,093
	Arvida Group Ltd.	64,441	92,154
*	Auckland International Airport Ltd.	50,073	287,012
	Chorus Ltd.	208,812	953,563
	Contact Energy Ltd.	43,359	254,423
	EBOS Group Ltd.	31,340	814,766
	Fisher & Paykel Healthcare Corp. Ltd.	38,041	852,252
	Fletcher Building Ltd.	152,247	783,054
	Fletcher Building Ltd.	2,494	12,767
	Fonterra Co-operative Group Ltd.	17,724	50,840
	Freightways Ltd.	48,255	448,046

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Genesis Energy Ltd.	100,941	$235,851
#*	Gentrack Group Ltd.	12,157	16,815
	Hallenstein Glasson Holdings Ltd.	20,188	101,340
	Heartland Group Holdings Ltd.	236,862	398,666
	Infratil Ltd.	154,382	916,022
#	Investore Property Ltd.	56,506	76,240
	Kathmandu Holdings Ltd.	197,467	224,926
	Mainfreight Ltd.	21,054	1,356,733
	Mercury NZ Ltd.	33,745	148,406
	Meridian Energy Ltd.	57,234	205,029
	Napier Port Holdings Ltd.	5,587	12,254
*	NEW Zealand King Salmon Investments Ltd.	10,005	10,259
*	New Zealand Refining Co. Ltd.	73,105	44,432
	NZME Ltd.	54,459	45,603
	NZX Ltd.	95,712	118,803
	Oceania Healthcare Ltd.	97,722	97,941
	Port of Tauranga Ltd.	49,735	246,051
*	Pushpay Holdings Ltd.	36,249	49,429
*	Rakon Ltd.	27,401	30,067
*	Restaurant Brands New Zealand Ltd.	9,961	111,192
#	Ryman Healthcare Ltd.	41,222	426,616
*	Sanford Ltd.	20,591	74,572
	Scales Corp. Ltd.	44,784	172,021
*	Serko Ltd.	729	4,086
	Skellerup Holdings Ltd.	53,156	237,332
*	SKY Network Television Ltd.	50,905	69,205
	SKYCITY Entertainment Group Ltd.	287,887	660,158
	Spark New Zealand Ltd.	315,230	1,031,960
	Steel & Tube Holdings Ltd.	32,029	27,348
	Summerset Group Holdings Ltd.	100,795	1,048,633
#*	Synlait Milk Ltd.	16,066	41,461
*	Tourism Holdings Ltd.	35,268	69,457
	TOWER Ltd.	89,887	40,908
#	Trustpower Ltd.	10,678	56,870
	Turners Automotive Group Ltd.	21,827	68,176
	Vector Ltd.	29,600	86,839
*	Vista Group International Ltd.	14,521	26,338
	Warehouse Group Ltd.	28,588	82,600
	Z Energy Ltd.	144,152	372,037

TOTAL NEW ZEALAND			14,483,709

NORWAY — (0.7%)
	ABG Sundal Collier Holding ASA	238,000	262,500
	AF Gruppen ASA	7,537	175,784
*	Akastor ASA	63,364	44,078
	Aker ASA, Class A	983	90,604
#	Aker BP ASA	20,632	791,689
*	Aker Solutions ASA	91,324	259,154
	American Shipping Co. ASA	18,446	68,190
	Atea ASA	33,779	631,194
	Austevoll Seafood ASA	32,829	444,459
#*	Axactor SE	73,469	70,749
*	B2Holding ASA	58,982	64,667
	Bakkafrost P/F	2,401	222,102
	Bank Norwegian ASA	56,373	699,140
	Bonheur ASA	8,451	334,061
	Borregaard ASA	42,001	1,019,929
#*	BW Energy Ltd.	11,397	37,317
Ω	BW LPG Ltd.	35,590	190,209

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	BW Offshore Ltd.	55,857	$181,902
#	DNB Bank ASA	62,118	1,478,202
*	DNO ASA	251,133	366,194
Ω	Entra ASA	9,541	238,150
	Equinor ASA	179,214	4,540,983
#	Equinor ASA, Sponsored ADR	7,404	188,284
Ω	Europris ASA	64,160	475,103
	FLEX LNG Ltd.	14,271	288,463
	Frontline Ltd.	34,372	305,517
	Gjensidige Forsikring ASA	2,982	74,248
	Golden Ocean Group Ltd.	7,981	72,182
#*	Grieg Seafood ASA	2,766	30,759
*	Hexagon Composites ASA	31,218	125,745
Ω	Kid ASA	763	10,218
	Kitron ASA	5,600	11,905
	Komplett Bank ASA	9,331	8,441
*	Kongsberg Automotive ASA	129,804	46,389
	Kongsberg Gruppen ASA	9,688	317,932
	Leroy Seafood Group ASA	30,593	278,142
	Medistim ASA	717	32,165
	Mowi ASA	40,861	1,184,853
#*	NEL ASA	84,582	179,083
*	Nordic Nanovector ASA	2,597	8,199
*	Nordic Semiconductor ASA	14,137	420,013
	Norsk Hydro ASA	183,019	1,344,360
*Ω	Norske Skog ASA	2,942	12,096
	Norway Royal Salmon ASA	3,074	64,724
*	NRC Group ASA	6,688	13,249
	Ocean Yield ASA	28,518	138,554
*	Odfjell Drilling Ltd.	40,392	102,056
	Olav Thon Eiendomsselskap ASA	4,826	106,164
	Orkla ASA	54,760	532,618
*	Otello Corp. ASA	36,747	124,883
#*	PGS ASA	162,232	66,271
	Protector Forsikring ASA	18,993	220,121
	Salmar ASA	6,412	489,175
Ω	Sbanken ASA	40,308	472,828
Ω	Scatec ASA	4,098	80,833
	Schibsted ASA, Class A	899	46,447
	Schibsted ASA, Class B	1,151	52,208
	Selvaag Bolig ASA	14,564	89,638
*	Solon Eiendom ASA	6,368	29,085
	Sparebank 1 Oestlandet	1,551	25,556
	SpareBank 1 SR-Bank ASA	59,308	909,589
	Storebrand ASA	104,284	1,118,459
	Subsea 7 SA	61,075	548,240
	Telenor ASA	44,916	709,695
	TGS ASA	40,861	376,850
	Tomra Systems ASA	29,260	1,891,095
	Treasure ASA	17,251	30,706
	Veidekke ASA	38,542	555,390
*	Wallenius Wilhelmsen ASA	55,587	254,646
	Wilh Wilhelmsen Holding ASA, Class A	5,538	122,586
#Ω	XXL ASA	48,138	79,750
	Yara International ASA	20,382	1,065,222

TOTAL NORWAY			27,941,992

PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	5,120	9,933

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PERU — (Continued)
	Cementos Pacasmayo SAA, ADR	1,856	$11,414
#*	Cia de Minas Buenaventura SAA, ADR	1,300	10,244
	Credicorp Ltd.	1,928	249,984
*	Fossal SAA, ADR	18	589

TOTAL PERU			282,164

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	104,600	21,380
	Aboitiz Equity Ventures, Inc.	177,420	170,506
	Aboitiz Power Corp.	87,300	55,717
	AC Energy Corp.	1,293,108	315,215
	Alliance Global Group, Inc.	1,505,100	311,025
*	Apex Mining Co., Inc.	1,093,000	31,380
*	Atlas Consolidated Mining & Development Corp.	64,900	8,114
	Ayala Corp.	10,095	172,986
	Ayala Land, Inc.	260,900	181,715
*	AyalaLand Logistics Holdings Corp.	457,000	52,598
	Bank of the Philippine Islands	227,256	392,091
	BDO Unibank, Inc.	304,233	748,781
*	Belle Corp.	1,052,000	29,230
*	Bloomberry Resorts Corp.	1,949,700	263,168
*	Cebu Air, Inc.	100,610	88,423
*Ω	CEMEX Holdings Philippines, Inc.	1,515,195	37,257
	Century Pacific Food, Inc.	276,900	155,431
*	Chelsea Logistics & Infrastructure Holdings Corp.	169,400	6,628
	China Banking Corp.	339,992	162,940
	Cosco Capital, Inc.	809,000	83,861
	D&L Industries, Inc.	665,000	111,287
	DMCI Holdings, Inc.	1,428,200	224,993
	DoubleDragon Properties Corp.	217,800	44,433
	Eagle Cement Corp.	82,700	23,675
*	East West Banking Corp.	277,950	52,160
*	EEI Corp.	156,000	20,197
	Emperador, Inc.	463,900	168,504
	Filinvest Development Corp.	18,400	2,942
	Filinvest Land, Inc.	3,204,000	73,191
	First Philippine Holdings Corp.	115,830	171,024
	Global Ferronickel Holdings, Inc.	452,574	19,058
*	Global-Estate Resorts, Inc.	897,000	16,297
	Globe Telecom, Inc.	7,215	428,548
	GT Capital Holdings, Inc.	26,928	302,147
	Holcim Philippines, Inc.	73,200	8,513
*	Integrated Micro-Electronics, Inc.	251,445	44,303
	International Container Terminal Services, Inc.	174,250	622,103
	JG Summit Holdings, Inc.	182,166	217,541
	Jollibee Foods Corp.	28,380	132,448
	LT Group, Inc.	479,700	95,764
*	MacroAsia Corp.	37,080	3,794
	Manila Electric Co.	16,880	96,169
*	Manila Water Co., Inc.	335,200	176,026
*	Max’s Group, Inc.	48,700	6,973
*	Megawide Construction Corp.	298,100	36,099
	Megaworld Corp.	2,645,600	161,182
	Metro Pacific Investments Corp.	2,183,500	162,580
	Metropolitan Bank & Trust Co.	283,216	267,864
	Nickel Asia Corp.	1,306,480	142,228
*	Petron Corp.	1,056,700	80,982
	Philex Mining Corp.	319,400	33,014
*	Philippine National Bank	152,272	60,695

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Phoenix Petroleum Philippines, Inc.	107,200	$24,224
*	Pilipinas Shell Petroleum Corp.	124,530	53,367
	PLDT, Inc., Sponsored ADR	839	27,536
	PLDT, Inc.	15,030	490,979
	PNB Holdings Corp.	23,890	151
	Premium Leisure Corp.	2,062,000	17,820
	Puregold Price Club, Inc.	300,500	251,773
	Rizal Commercial Banking Corp.	104,115	39,855
	Robinsons Land Corp.	802,338	271,224
	Robinsons Retail Holdings, Inc.	76,680	94,651
	San Miguel Corp.	134,310	311,030
	San Miguel Food & Beverage, Inc.	60,520	91,186
	Security Bank Corp.	97,250	233,335
	Semirara Mining & Power Corp.	480,080	247,514
	Shakey’s Pizza Asia Ventures, Inc.	84,300	13,386
	SM Investments Corp.	3,865	74,013
	SM Prime Holdings, Inc.	368,800	242,602
	Union Bank of the Philippines	31,730	56,902
	Universal Robina Corp.	93,000	255,002
	Vista Land & Lifescapes, Inc.	1,914,900	143,383
	Vistamalls, Inc.	88,000	6,678
	Wilcon Depot, Inc.	274,800	170,034

TOTAL PHILIPPINES			10,411,825

POLAND — (0.3%)
*	Alior Bank SA	34,611	546,321
	Alumetal SA	710	9,761
	Amica SA	1,111	34,257
*	AmRest Holdings SE	11,544	92,708
	Asseco Poland SA	7,838	193,021
	Astarta Holding NV	1,410	19,111
	Bank Handlowy w Warszawie SA	9,160	132,943
*	Bank Millennium SA	166,877	383,076
*	Bank Ochrony Srodowiska SA	6,855	20,664
	Bank Polska Kasa Opieki SA	17,345	573,080
*	Boryszew SA	29,053	23,218
	Budimex SA	3,048	194,865
*	CCC SA	3,718	112,502
#	CD Projekt SA	2,233	97,478
	Ciech SA	16,074	143,043
	ComArch SA	224	12,578
	Cyfrowy Polsat SA	71,291	637,568
	Develia SA	98,398	88,550
*Ω	Dino Polska SA	5,391	481,822
	Dom Development SA	1,006	33,778
*	Enea SA	78,578	199,480
#	Eurocash SA	34,593	85,410
	Fabryki Mebli Forte SA	3,906	44,680
*	Famur SA	99,628	78,049
*	Globe Trade Centre SA	30,781	52,974
*	Grupa Azoty SA	15,380	114,890
	Grupa Kety SA	2,789	437,950
*	Grupa Lotos SA	29,965	465,807
*	ING Bank Slaski SA	1,297	88,397
	Inter Cars SA	1,271	145,814
*	Jastrzebska Spolka Weglowa SA	16,946	220,522
	Kernel Holding SA	23,478	354,606
	KGHM Polska Miedz SA	19,273	741,108
	KRUK SA	5,712	476,452

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	LiveChat Software SA	485	$14,838
	LPP SA	177	636,814
*	Lubelski Wegiel Bogdanka SA	4,699	47,449
#*	Mabion SA	938	18,025
*	mBank SA	3,139	444,253
	Neuca SA	218	50,970
*	Orange Polska SA	179,439	349,923
*	PGE Polska Grupa Energetyczna SA	215,963	531,436
*	PKP Cargo SA	10,554	48,651
	Polski Koncern Naftowy Orlen SA	65,228	1,406,764
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	80,551
*	Powszechna Kasa Oszczednosci Bank Polski SA	36,475	446,596
	Powszechny Zaklad Ubezpieczen SA	17,940	179,490
	Santander Bank Polska SA	1,042	96,925
#	Stalexport Autostrady SA	18,210	18,193
*	Tauron Polska Energia SA	443,270	365,571
*	VRG SA	37,269	35,414
	Warsaw Stock Exchange	7,044	77,673
	Wawel SA	66	9,727

TOTAL POLAND			12,195,746

PORTUGAL — (0.1%)
	Altri SGPS SA	29,560	191,537
*	Banco Comercial Portugues SA, Class R	1,495,316	269,779
	CTT-Correios de Portugal SA	40,367	221,838
	EDP - Energias de Portugal SA	135,196	762,862
	EDP Renovaveis SA	19,307	537,676
	Galp Energia SGPS SA	100,255	1,041,443
*	Greenvolt-Energias Renovaveis SA	537	4,218
	Jeronimo Martins SGPS SA	35,737	809,609
#*	Mota-Engil SGPS SA	35,247	55,022
	Navigator Co. SA	82,228	321,393
	NOS SGPS SA	121,646	474,586
	REN - Redes Energeticas Nacionais SGPS SA	100,326	305,641
	Sonae SGPS SA	401,337	441,785

TOTAL PORTUGAL			5,437,389

QATAR — (0.1%)
	Aamal Co.	664,922	199,306
	Al Khaleej Takaful Group QSC	44,416	55,051
	Al Meera Consumer Goods Co. QSC	20,023	107,728
	Alijarah Holding Co. QPSC	86,003	24,477
	Baladna	172,732	76,225
	Barwa Real Estate Co.	510,025	442,198
	Commercial Bank PSQC	64,283	108,086
	Doha Bank QPSC	177,479	140,467
	Doha Insurance Co. QSC	25,000	13,349
*	Gulf International Services QSC	317,292	160,514
	Gulf Warehousing Co.	67,104	90,287
	Industries Qatar QSC	41,675	181,589
*	Investment Holding Group	122,263	46,488
	Masraf Al Rayan QSC	173,061	226,886
	Mazaya Real Estate Development QPSC	193,314	55,367
	Medicare Group	26,704	62,119
	Mesaieed Petrochemical Holding Co.	367,611	242,872
	Ooredoo QPSC	177,684	338,311
	Qatar Electricity & Water Co. QSC	42,483	196,341
	Qatar Fuel QSC	45,313	228,908

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Gas Transport Co. Ltd.	562,431	$502,999
	Qatar Industrial Manufacturing Co. QSC	8,150	7,153
*	Qatar Insurance Co. SAQ	95,755	64,628
	Qatar International Islamic Bank QSC	88,320	237,430
	Qatar Islamic Bank SAQ	52,392	265,250
	Qatar Islamic Insurance Group	18,357	39,733
	Qatar National Bank QPSC	221,207	1,246,376
	Qatar National Cement Co. QSC	40,632	56,412
	Qatar Navigation QSC	71,913	150,089
*	Salam International Investment Ltd. QSC	305,118	79,847
	United Development Co. QSC	655,353	280,177
	Vodafone Qatar QSC	501,884	223,349
	Widam Food Co.	21,087	23,644

TOTAL QATAR			6,173,656

RUSSIA — (0.3%)
	Etalon Group PLC, GDR	16,911	26,657
	Etalon Group PLC, GDR	35,904	56,441
	Gazprom PJSC, Sponsored ADR	134,073	1,315,640
	Gazprom PJSC, Sponsored ADR	26,988	265,832
	Globaltrans Investment PLC, GDR	5,753	50,840
	Globaltrans Investment PLC, GDR	14,988	132,044
	Lukoil PJSC, Sponsored ADR	1,472	150,188
	Lukoil PJSC, Sponsored ADR	12,707	1,295,235
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	288,483
	Magnitogorsk Iron & Steel Works PJSC, GDR	4,406	53,753
*	Mail.Ru Group Ltd., GDR	1,819	37,186
*	Mail.Ru Group Ltd., GDR	3,086	63,140
*	Mechel PJSC, Sponsored ADR	6,898	28,972
	MMC Norilsk Nickel PJSC, ADR	15,732	491,203
	MMC Norilsk Nickel PJSC, ADR	9,222	288,196
	Mobile TeleSystems PJSC, Sponsored ADR	50,988	468,580
	Novatek PJSC, GDR	272	68,952
	Novolipetsk Steel PJSC, GDR	8,327	263,160
	Novolipetsk Steel PJSC, GDR	74	2,337
	PhosAgro PJSC, GDR	8,187	195,869
	PhosAgro PJSC, GDR	13,022	311,486
	Polyus PJSC, GDR	393	38,946
	Polyus PJSC, GDR	2,195	217,002
	QIWI PLC, Sponsored ADR	436	3,815
	Ros Agro PLC, GDR	2,407	40,027
	Ros Agro PLC, GDR	2,465	40,968
	Rosneft Oil Co. PJSC, GDR	16,652	148,369
	Rosneft Oil Co. PJSC, GDR	21,859	194,609
	Rostelecom PJSC, Sponsored ADR	5,626	45,514
	Rostelecom PJSC, Sponsored ADR	8,039	63,214
	RusHydro PJSC, ADR	62,793	70,328
	RusHydro PJSC, ADR	131,916	144,327
	Sberbank of Russia PJSC, Sponsored ADR	41,035	822,958
	Sberbank of Russia PJSC, Sponsored ADR	24,406	490,073
	Severstal PAO, GDR	6,022	137,717
	Severstal PAO, GDR	14,770	337,642
	Tatneft PJSC, Sponsored ADR	6,360	290,850
	Tatneft PJSC, Sponsored ADR	12,429	566,949
*	VEON Ltd., ADR	120,285	253,801
	VTB Bank PJSC, GDR	67,339	97,885
	VTB Bank PJSC, GDR	262,918	382,809
	X5 Retail Group NV, GDR	6,435	219,215

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	X5 Retail Group NV, GDR	10,810	$367,972

TOTAL RUSSIA			10,829,184

SAUDI ARABIA — (0.8%)
	Abdullah Al Othaim Markets Co.	7,991	246,292
	Advanced Petrochemical Co.	17,031	338,441
*	Al Alamiya for Cooperative Insurance Co.	3,174	22,192
	Al Babtain Power & Telecommunication Co.	9,527	93,973
*	Al Etihad Cooperative Insurance Co.	6,197	36,430
	Al Hammadi Co. for Development & Investment	2,499	28,215
	Al Jouf Agricultural Development Co.	1,033	18,668
*	Al Jouf Cement Co.	38,846	124,277
	Al Khaleej Training & Education Co.	8,696	64,504
	Al Moammar Information Systems Co.	733	29,263
	Al Rajhi Bank	90,557	3,350,012
*	Al Rajhi Co. for Co-operative Insurance	4,887	121,376
*	Al Sagr Cooperative Insurance Co.	4,930	19,190
	Al Yamamah Steel Industries Co.	5,821	70,347
*	AlAbdullatif Industrial Investment Co.	16,986	156,437
*	Alahli Takaful Co.	2,152	24,425
	Alandalus Property Co.	7,628	40,973
	Aldrees Petroleum & Transport Services Co.	10,265	202,480
	Alinma Bank	146,955	986,679
*	AlJazira Takaful Ta’awuni Co.	9,154	67,494
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,265	55,516
	Almarai Co. JSC	24,478	345,157
	Arab National Bank	39,747	244,205
	Arabian Cement Co.	20,253	210,727
*	Arabian Shield Cooperative Insurance Co.	12,346	80,191
	Arriyadh Development Co.	29,066	206,251
*	Aseer Trading Tourism & Manufacturing Co.	35,189	213,875
	Astra Industrial Group	19,390	223,193
*	AXA Cooperative Insurance Co.	5,510	53,329
*	Bank AlBilad	102,810	1,158,018
	Bank Al-Jazira	114,358	586,226
	Banque Saudi Fransi	41,339	465,306
*	Basic Chemical Industries Ltd.	3,936	49,619
	Bawan Co.	13,739	145,274
	Bupa Arabia for Cooperative Insurance Co.	8,548	329,919
*	Buruj Cooperative Insurance Co.	4,569	31,744
*	Chubb Arabia Cooperative Insurance Co.	2,880	27,510
	City Cement Co.	27,332	176,498
	Co. for Cooperative Insurance	11,806	271,039
	Dallah Healthcare Co.	5,864	113,613
*	Dar Al Arkan Real Estate Development Co.	272,987	720,486
	Dr Sulaiman Al Habib Medical Services Group Co.	1,663	73,570
*	Dur Hospitality Co.	12,904	122,994
	Eastern Province Cement Co.	17,399	222,407
	Electrical Industries Co.	8,872	71,941
*	Emaar Economic City	140,611	475,615
	Etihad Etisalat Co.	119,150	960,614
*	Fawaz Abdulaziz Al Hokair & Co.	6,306	32,338
	Fitaihi Holding Group	5,314	69,453
	Hail Cement Co.	19,115	75,331
	Halwani Brothers Co.	2,473	61,822
	Herfy Food Services Co.	8,064	140,865
	Jarir Marketing Co.	9,484	512,878
*	Jazan Energy & Development Co.	15,465	96,895
	Leejam Sports Co. JSC	6,450	195,206

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Maharah Human Resources Co.	2,176	$49,938
*	Malath Cooperative Insurance Co.	3,784	29,306
*	Mediterranean & Gulf Insurance & Reinsurance Co.	8,427	52,379
*	Methanol Chemicals Co.	14,860	140,991
*	Middle East Healthcare Co.	5,516	54,691
*	Middle East Paper Co.	12,182	150,310
*	Mobile Telecommunications Co. Saudi Arabia	190,232	688,570
	Mouwasat Medical Services Co.	5,746	276,222
	Najran Cement Co.	45,836	230,730
*	Nama Chemicals Co.	4,594	50,197
*	National Agriculture Development Co.	17,828	168,716
*	National Co. for Glass Manufacturing	7,092	69,945
	National Co. for Learning & Education	1,295	21,923
	National Gas & Industrialization Co.	7,898	124,335
*	National Industrialization Co.	116,236	773,674
	National Medical Care Co.	6,637	107,709
	National Petrochemical Co.	22,246	285,888
	Northern Region Cement Co.	48,534	192,513
	Qassim Cement Co.	12,442	270,392
*	Rabigh Refining & Petrochemical Co.	61,900	472,021
	Riyad Bank	108,144	851,394
	SABIC Agri-Nutrients Co.	11,848	519,864
	Sahara International Petrochemical Co.	104,425	1,226,273
*	Salama Cooperative Insurance Co.	3,107	18,201
*	Saudi Arabian Cooperative Insurance Co.	4,670	27,786
*	Saudi Arabian Mining Co.	28,845	628,891
	Saudi Automotive Services Co.	10,217	92,059
	Saudi Basic Industries Corp.	38,584	1,329,853
	Saudi British Bank	71,167	628,922
	Saudi Cement Co.	23,641	373,431
	Saudi Ceramic Co.	11,576	168,028
	Saudi Chemical Co. Holding	23,865	241,289
	Saudi Co. For Hardware CJSC	6,054	92,722
	Saudi Electricity Co.	37,749	287,176
	Saudi Industrial Investment Group	44,501	449,793
	Saudi Industrial Services Co.	14,458	135,605
	Saudi Investment Bank	61,762	296,962
*	Saudi Kayan Petrochemical Co.	209,282	1,139,267
*	Saudi Marketing Co.	6,069	52,343
	Saudi National Bank	155,577	2,731,106
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,883	67,280
*	Saudi Printing & Packaging Co.	11,187	80,956
*	Saudi Public Transport Co.	13,524	87,105
*	Saudi Re for Cooperative Reinsurance Co.	16,594	84,560
*	Saudi Real Estate Co.	17,759	105,816
*	Saudi Research & Media Group	9,079	409,170
	Saudi Telecom Co.	33,382	1,042,808
	Saudia Dairy & Foodstuff Co.	4,192	183,549
	Savola Group	60,042	585,709
*	Seera Group Holding	71,283	439,837
	Southern Province Cement Co.	18,767	358,022
*	Tabuk Cement Co.	25,254	128,083
*	Takween Advanced Industries Co.	13,528	72,978
	Umm Al-Qura Cement Co.	12,979	91,851
	United Electronics Co.	9,049	339,846
	United International Transportation Co.	14,529	194,849
*	Walaa Cooperative Insurance Co.	11,939	69,618
*	Yamama Cement Co.	18,847	139,182
	Yanbu Cement Co.	23,325	238,597

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Yanbu National Petrochemical Co.	15,523	$315,411
*	Zamil Industrial Investment Co.	13,779	130,268

TOTAL SAUDI ARABIA			35,528,203

SINGAPORE — (0.6%)
	Accordia Golf Trust	345,200	0
	AEM Holdings Ltd.	74,800	232,957
	Ascendas India Trust	157,100	162,307
	Avarga Ltd.	120,400	26,301
*	Banyan Tree Holdings Ltd.	83,400	21,051
#*††	Best World International Ltd.	81,000	15,185
	Boustead Singapore Ltd.	164,600	124,628
	Bukit Sembawang Estates Ltd.	36,100	140,115
*	Capitaland Investment Ltd.	161,800	412,749
*	Centurion Corp. Ltd.	89,000	21,792
	China Aviation Oil Singapore Corp. Ltd.	87,000	64,580
	China Sunsine Chemical Holdings Ltd.	380,200	143,725
	Chip Eng Seng Corp. Ltd.	150,600	47,921
	City Developments Ltd.	52,600	285,537
	Civmec Ltd.	80,600	42,386
	ComfortDelGro Corp. Ltd.	481,300	557,821
*	COSCO Shipping International Singapore Co. Ltd.	230,500	47,025
	CSE Global Ltd.	110,200	42,083
	Dairy Farm International Holdings Ltd.	37,700	134,695
	DBS Group Holdings Ltd.	126,277	2,950,823
	Del Monte Pacific Ltd.	160,100	46,191
	Delfi Ltd.	61,300	34,969
#*††	Ezion Holdings Ltd.	794,350	4,771
#*††	Ezra Holdings Ltd.	513,230	784
	Far East Orchard Ltd.	64,900	53,538
#	First Resources Ltd.	199,600	263,308
	Food Empire Holdings Ltd.	122,200	74,328
	Fraser & Neave Ltd.	72,400	77,855
	Frasers Property Ltd.	112,900	98,044
	Frencken Group Ltd.	105,200	178,566
	Fu Yu Corp. Ltd.	241,400	51,889
*	Gallant Venture Ltd.	211,200	20,194
	Genting Singapore Ltd.	133,800	77,363
	Geo Energy Resources Ltd.	295,000	74,619
	Golden Agri-Resources Ltd.	2,347,900	460,481
*	Golden Energy & Resources Ltd.	62,400	16,434
	Great Eastern Holdings Ltd.	4,600	73,466
	GuocoLand Ltd.	109,100	137,596
*	Halcyon Agri Corp. Ltd.	27,000	5,303
	Hanwell Holdings Ltd.	81,500	24,791
	Haw Par Corp. Ltd.	37,700	352,317
	Ho Bee Land Ltd.	90,300	188,670
#	Hong Fok Corp. Ltd.	181,500	106,214
	Hong Leong Asia Ltd.	126,800	79,223
	Hong Leong Finance Ltd.	51,800	92,549
	Hongkong Land Holdings Ltd.	143,600	792,998
	Hour Glass Ltd.	17,100	24,805
	Hutchison Port Holdings Trust	2,014,100	433,857
*††	Hyflux Ltd.	178,500	10,987
	iFAST Corp. Ltd.	43,200	277,851
*	Indofood Agri Resources Ltd.	263,400	64,496
	InnoTek Ltd.	36,400	20,750
#	Japfa Ltd.	315,700	160,909
	Jardine Cycle & Carriage Ltd.	29,333	490,366

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
††	k1 Ventures Ltd.	68,500	$0
	Keppel Corp. Ltd.	174,500	696,358
	Keppel Infrastructure Trust	822,451	323,458
	KSH Holdings Ltd.	61,200	16,337
*	Mandarin Oriental International Ltd.	12,600	29,279
#	Metro Holdings Ltd.	220,500	125,128
#*††	Midas Holdings Ltd.	408,200	10,897
*	mm2 Asia Ltd.	260,000	11,412
	NetLink NBN Trust	139,200	105,247
	NSL Ltd.	15,200	9,149
	Olam International Ltd.	193,545	243,985
	OUE Ltd.	126,500	129,583
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,573,625
	Oxley Holdings Ltd.	536,051	79,515
	Pacific Century Regional Developments Ltd.	64,700	17,998
	Pan-United Corp. Ltd.	35,125	7,945
	QAF Ltd.	107,100	69,616
*	Raffles Education Corp. Ltd.	210,860	12,110
	Raffles Medical Group Ltd.	111,310	113,218
	Riverstone Holdings Ltd.	214,600	137,033
*	SATS Ltd.	110,100	342,426
	SBS Transit Ltd.	21,100	47,137
	Sembcorp Industries Ltd.	340,196	507,735
#*	Sembcorp Marine Ltd.	4,588,232	268,955
	Sheng Siong Group Ltd.	243,300	256,561
	SIIC Environment Holdings Ltd.	402,300	67,386
	Sinarmas Land Ltd.	396,100	79,568
	Sing Holdings Ltd.	63,900	17,986
*	Singapore Airlines Ltd.	163,150	628,462
	Singapore Exchange Ltd.	97,900	702,600
	Singapore Land Group Ltd.	40,200	80,572
	Singapore Post Ltd.	202,200	98,292
	Singapore Press Holdings Ltd.	600,500	886,166
	Singapore Technologies Engineering Ltd.	145,600	413,479
	Singapore Telecommunications Ltd.	436,100	809,068
	Singapore Telecommunications Ltd.	58,700	108,241
	Stamford Land Corp. Ltd.	26,000	9,736
	StarHub Ltd.	194,500	178,945
	Straits Trading Co. Ltd.	28,000	75,547
*††	Swiber Holdings Ltd.	29,250	442
	Tai Sin Electric Ltd.	50,690	14,978
	Tuan Sing Holdings Ltd.	259,273	94,566
	UMS Holdings Ltd.	120,500	118,463
	United Overseas Bank Ltd.	75,016	1,491,193
	UOB-Kay Hian Holdings Ltd.	50,610	59,330
	UOL Group Ltd.	107,100	574,423
	Valuetronics Holdings Ltd.	195,980	84,336
	Venture Corp. Ltd.	58,600	818,543
	Vicom Ltd.	51,600	78,832
	Wilmar International Ltd.	116,200	371,508
#	Wing Tai Holdings Ltd.	158,700	228,375
	Yangzijiang Shipbuilding Holdings Ltd.	633,000	668,289

TOTAL SINGAPORE			24,238,196

SOUTH AFRICA — (1.6%)
	Absa Group Ltd.	209,926	1,920,322
	Adcock Ingram Holdings Ltd.	30,156	96,460
	Advtech Ltd.	244,725	307,403
	AECI Ltd.	71,115	528,016

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	African Rainbow Minerals Ltd.	49,083	$655,359
	Afrimat Ltd.	25,483	84,099
	Alexander Forbes Group Holdings Ltd.	302,000	86,583
	Altron Ltd., Class A	58,468	41,988
	Alviva Holdings Ltd.	68,147	66,436
	Anglo American Platinum Ltd.	5,839	591,607
#	AngloGold Ashanti Ltd., Sponsored ADR	82,609	1,526,614
	Aspen Pharmacare Holdings Ltd.	108,021	1,716,094
	Astral Foods Ltd.	17,948	207,578
	AVI Ltd.	115,961	600,849
	Balwin Properties Ltd.	27,791	6,378
	Barloworld Ltd.	115,762	972,180
	Bid Corp. Ltd.	44,156	946,403
	Bidvest Group Ltd.	129,313	1,619,153
*	Blue Label Telecoms Ltd.	219,486	79,684
*	Brait PLC	301,387	84,062
	Capitec Bank Holdings Ltd.	11,423	1,276,144
	Cashbuild Ltd.	11,572	201,942
*	City Lodge Hotels Ltd.	201,278	71,112
	Clicks Group Ltd.	58,060	1,061,798
	Coronation Fund Managers Ltd.	70,488	234,279
*	Curro Holdings Ltd.	52,980	42,749
	DataTec Ltd.	113,626	309,405
Ω	Dis-Chem Pharmacies Ltd.	41,328	86,266
*	Discovery Ltd.	96,065	881,326
*	Distell Group Holdings Ltd.	20,079	240,633
	Exxaro Resources Ltd.	78,422	860,353
*	Famous Brands Ltd.	7,565	36,585
	FirstRand Ltd.	562,075	2,135,139
*	Foschini Group Ltd.	153,424	1,301,098
	Gold Fields Ltd., Sponsored ADR	417,242	3,872,006
*	Grindrod Ltd.	176,161	58,797
*	Grindrod Shipping Holdings Ltd.	4,404	63,281
	Harmony Gold Mining Co. Ltd.	107,803	386,915
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	377,642
	Hudaco Industries Ltd.	13,071	117,560
	Impala Platinum Holdings Ltd.	115,148	1,490,286
#	Imperial Logistics Ltd.	107,775	440,159
	Investec Ltd.	85,923	395,596
	Italtile Ltd.	83,239	96,208
	JSE Ltd.	27,084	189,500
	KAP Industrial Holdings Ltd.	730,619	224,835
	Kumba Iron Ore Ltd.	14,355	436,825
	Lewis Group Ltd.	34,490	97,718
*	Liberty Holdings Ltd.	75,084	443,330
*	Life Healthcare Group Holdings Ltd.	595,628	943,225
*	Long4Life Ltd.	280,141	109,920
*	Massmart Holdings Ltd.	40,053	164,329
	Metair Investments Ltd.	86,596	164,300
	MiX Telematics Ltd.	4,997	2,510
	MiX Telematics Ltd., Sponsored ADR	5,899	73,914
	Momentum Metropolitan Holdings	459,285	589,794
	Motus Holdings Ltd.	73,334	489,304
*	Mpact Ltd.	66,696	148,570
	Mr. Price Group Ltd.	56,056	731,562
*	MTN Group Ltd.	551,968	4,949,568
	MultiChoice Group	130,618	1,038,709
*	Murray & Roberts Holdings Ltd.	143,603	131,596
	Naspers Ltd., Class N	1,877	317,877

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Nedbank Group Ltd.	133,517	$1,521,431
	NEPI Rockcastle PLC	59,610	398,498
*	Netcare Ltd.	437,786	484,612
	Ninety One Ltd.	22,806	78,753
*	Northam Platinum Holdings Ltd.	103,329	1,547,398
	Oceana Group Ltd.	34,784	139,181
	Old Mutual Ltd.	376,027	384,113
	Old Mutual Ltd.	826,005	813,565
	Omnia Holdings Ltd.	56,465	233,625
*Ω	Pepkor Holdings Ltd.	243,348	383,698
#	Pick n Pay Stores Ltd.	160,555	624,944
*	PPC Ltd.	589,413	205,615
	PSG Group Ltd.	44,961	225,265
	PSG Konsult Ltd.	120,226	109,693
	Raubex Group Ltd.	88,136	188,423
	Reunert Ltd.	115,130	380,350
	RFG Holdings Ltd.	59,205	48,206
	Royal Bafokeng Platinum Ltd.	42,113	301,688
	Sanlam Ltd.	342,425	1,406,517
	Santam Ltd.	14,190	235,959
*	Sappi Ltd.	230,248	707,275
*	Sasol Ltd.	65,150	1,094,257
*	Sasol Ltd., Sponsored ADR	42,458	711,596
	Shoprite Holdings Ltd.	140,551	1,668,247
	Sibanye Stillwater Ltd.	948,295	3,318,795
	Sibanye Stillwater Ltd., ADR	17,699	251,332
	SPAR Group Ltd.	80,382	1,026,338
	Spur Corp. Ltd.	22,560	28,260
	Standard Bank Group Ltd.	305,524	2,707,377
*	Steinhoff International Holdings NV	237,520	37,399
*	Sun International Ltd.	112,230	236,283
	Super Group Ltd.	234,624	490,870
*	Telkom SA SOC Ltd.	129,841	432,102
*	Thungela Resources Ltd.	7,559	35,400
#	Tiger Brands Ltd.	47,507	601,394
	Transaction Capital Ltd.	167,044	481,711
*	Trencor Ltd.	86,382	24,483
	Truworths International Ltd.	67,657	238,537
*	Tsogo Sun Gaming Ltd.	191,790	154,763
	Vodacom Group Ltd.	105,490	934,086
	Wilson Bayly Holmes-Ovcon Ltd.	29,110	202,385
	Woolworths Holdings Ltd.	378,783	1,333,327

TOTAL SOUTH AFRICA			65,849,684

SOUTH KOREA — (4.3%)
	ABco Electronics Co. Ltd.	2,040	19,854
	ABOV Semiconductor Co. Ltd.	2,891	32,724
*	Abpro Bio Co. Ltd.	15,343	14,677
*	Actoz Soft Co. Ltd.	235	2,247
	Advanced Process Systems Corp.	2,951	59,993
	Aekyung Industrial Co. Ltd.	1,084	20,648
	Aekyung Petrochemical Co. Ltd.	6,607	76,289
	AfreecaTV Co. Ltd.	2,255	373,588
*	Agabang&Company	14,748	67,014
	Ahn-Gook Pharmaceutical Co. Ltd.	1,612	14,285
	Ahnlab, Inc.	779	54,710
	AJ Networks Co. Ltd.	6,852	32,886
*	Ajin Industrial Co. Ltd.	8,820	26,763
	AK Holdings, Inc.	1,125	25,570

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ALUKO Co. Ltd.	14,094	$48,422
	Amorepacific Corp.	1,996	310,600
	AMOREPACIFIC Group	7,868	334,882
*	Amotech Co. Ltd.	1,253	33,350
*	Anam Electronics Co. Ltd.	7,817	15,908
*	Ananti, Inc.	8,916	101,148
*	Apact Co. Ltd.	3,082	16,912
*	Aprogen Medicines, Inc.	35,343	56,741
*	Aprogen pharmaceuticals, Inc.	89,910	78,713
*	APS Holdings Corp.	1,621	24,862
	Asia Cement Co. Ltd.	618	72,355
	ASIA Holdings Co. Ltd.	484	51,697
	Asia Paper Manufacturing Co. Ltd.	2,509	98,601
	Atinum Investment Co. Ltd.	9,263	41,991
*	AUK Corp.	11,347	31,565
	Aurora World Corp.	2,350	20,748
	Austem Co. Ltd.	10,996	26,788
	Autech Corp.	2,978	27,869
	Avaco Co. Ltd.	3,317	29,357
	Baiksan Co. Ltd.	2,131	14,481
*	Barunson Entertainment & Arts Corp.	16,881	25,128
	BGF Co. Ltd.	10,500	49,959
	BGF retail Co. Ltd.	1,819	252,695
	BH Co. Ltd.	7,554	121,372
	Binggrae Co. Ltd.	1,628	77,627
*	BioSmart Co. Ltd.	1,337	6,206
	Bixolon Co. Ltd.	3,329	15,912
*	Bluecom Co. Ltd.	5,249	42,452
	BNK Financial Group, Inc.	78,969	595,350
	Boditech Med, Inc.	2,829	39,065
#	Boryung Pharmaceutical Co. Ltd.	8,087	99,885
*	Bubang Co. Ltd.	8,619	18,652
	Bukwang Pharmaceutical Co. Ltd.	1,997	22,360
	BYC Co. Ltd.	49	18,299
	Byucksan Corp.	18,048	56,626
*	CammSys Corp.	8,383	13,522
*	Capro Corp.	15,516	55,129
	Caregen Co. Ltd.	131	7,558
*	Celltrion Healthcare Co. Ltd.	1,438	99,989
*	Celltrion Pharm, Inc.	453	44,124
*	Celltrion, Inc.	2,987	514,241
	Changhae Ethanol Co. Ltd.	1,942	23,872
*	Charm Engineering Co. Ltd.	3,643	3,929
	Cheil Worldwide, Inc.	16,146	329,924
	Chemtronics Co. Ltd.	3,086	67,986
	Chinyang Holdings Corp.	4,663	12,882
	Chong Kun Dang Pharmaceutical Corp.	2,048	205,693
	Chongkundang Holdings Corp.	933	65,458
*	CHOROKBAEM Co Co. Ltd.	7,354	9,687
*	Chorokbaem Media Co. Ltd.	12,105	28,369
	Chosun Refractories Co. Ltd.	607	45,749
	Chunbo Co. Ltd.	147	35,743
	Chungdahm Learning, Inc.	1,652	48,818
	CJ CheilJedang Corp.	2,828	919,110
	CJ Corp.	7,712	634,045
	CJ ENM Co. Ltd.	3,540	535,431
*	CJ Freshway Corp.	1,953	55,095
*	CJ Logistics Corp.	2,428	295,223
*	CJ Seafood Corp.	3,844	12,791

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CKD Bio Corp.	411	$14,836
#	Classys, Inc.	4,375	83,480
	Clean & Science Co. Ltd.	2,425	41,864
	CLIO Cosmetics Co. Ltd.	1,113	21,408
*	Cloud Air Co. Ltd.	7,725	11,644
*	CMG Pharmaceutical Co. Ltd.	5,872	19,384
	Com2uSCorp.	2,006	220,997
*	Comtec Systems Co. Ltd.	15,989	12,737
*	Coreana Cosmetics Co. Ltd.	5,061	18,517
	Cosmax BTI, Inc.	1,192	17,809
*	Cosmax, Inc.	2,176	231,530
*	Cosmecca Korea Co. Ltd.	1,559	19,927
	Coway Co. Ltd.	7,999	542,372
	Coweaver Co. Ltd.	2,448	16,738
	Cowell Fashion Co. Ltd.	10,020	78,923
	Crown Confectionery Co. Ltd.	2,751	24,273
	CROWNHAITAI Holdings Co. Ltd.	3,919	29,756
*	CrystalGenomics, Inc.	5,410	31,794
	CS Wind Corp.	1,812	108,176
*	CTC BIO, Inc.	2,718	20,203
	Cuckoo Holdings Co. Ltd.	1,645	31,760
	Cuckoo Homesys Co. Ltd.	1,899	70,805
*	Curo Co. Ltd.	9,884	4,267
	D.I Corp.	8,697	58,974
	Dae Han Flour Mills Co. Ltd.	427	59,991
	Dae Hyun Co. Ltd.	8,440	20,788
	Dae Won Chemical Co. Ltd.	8,405	42,116
	Dae Won Kang Up Co. Ltd.	14,591	52,681
	Daea TI Co. Ltd.	7,559	42,852
	Daebongls Co. Ltd.	2,132	15,946
*	Daechang Co. Ltd.	20,114	35,094
	Daedong Corp.	8,532	71,743
	Daeduck Co. Ltd.	2,930	18,398
	Daeduck Electronics Co. Ltd.	5,064	74,617
*	Daehan New Pharm Co. Ltd.	3,512	33,690
	Daehan Steel Co. Ltd.	6,129	97,633
	Daejoo Electronic Materials Co. Ltd.	743	66,828
	Daekyo Co. Ltd.	7,575	28,126
	Daelim B&Co Co. Ltd.	2,743	16,460
*	Daemyung Sonoseason Co. Ltd.	12,905	17,056
	Daesang Corp.	7,766	158,876
	Daesang Holdings Co. Ltd.	8,332	71,477
	Daesung Holdings Co. Ltd.	1,493	56,590
*	Daesung Industrial Co. Ltd.	7,052	31,424
*	Daewon Media Co. Ltd.	1,500	44,153
	Daewon Pharmaceutical Co. Ltd.	3,602	49,188
	Daewon San Up Co. Ltd.	5,358	30,468
*	Daewoo Engineering & Construction Co. Ltd.	56,688	303,503
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9,350	207,673
	Daewoong Co. Ltd.	2,635	71,398
	Daewoong Pharmaceutical Co. Ltd.	133	15,986
	Daihan Pharmaceutical Co. Ltd.	2,113	54,715
	Daishin Securities Co. Ltd.	13,391	239,173
*	Danal Co. Ltd.	5,161	36,536
	Danawa Co. Ltd.	1,195	28,665
	Daou Data Corp.	5,188	60,330
	Daou Technology, Inc.	9,243	184,919
*	Dasan Networks, Inc.	3,438	21,007
	Dawonsys Co. Ltd.	2,025	57,113

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dayou Plus Co. Ltd.	39,586	$48,079
	DB Financial Investment Co. Ltd.	14,665	88,959
	DB HiTek Co. Ltd.	19,108	944,474
	DB Insurance Co. Ltd.	24,548	1,247,523
*	DB, Inc.	34,307	30,072
	Dentium Co. Ltd.	1,517	89,927
	Deutsch Motors, Inc.	7,502	48,888
*	Development Advance Solution Co. Ltd.	4,645	20,561
	DGB Financial Group, Inc.	68,258	604,822
	DHP Korea Co. Ltd.	2,807	16,802
	DI Dong Il Corp.	660	162,352
	Digital Chosun Co. Ltd.	7,564	22,590
	Digital Daesung Co. Ltd.	6,546	54,722
	Digital Power Communications Co. Ltd.	7,186	91,514
*	DIO Corp.	2,305	74,466
	DL Construction Co. Ltd.	1,716	43,348
*	DL E&C Co. Ltd.	5,563	644,119
	DL Holdings Co. Ltd.	4,437	250,163
	DMS Co. Ltd.	5,594	30,812
	DNF Co. Ltd.	1,532	26,882
	Dohwa Engineering Co. Ltd.	2,214	15,023
	Dong A Eltek Co. Ltd.	3,336	30,875
	Dong Ah Tire & Rubber Co. Ltd.	1,575	17,639
	Dong-A ST Co. Ltd.	1,625	101,422
	Dong-Ah Geological Engineering Co. Ltd.	4,456	70,506
*	Dongbang Transport Logistics Co. Ltd.	3,851	13,112
	Dongbu Corp.	2,681	34,667
	Dongil Industries Co. Ltd.	605	73,586
	Dongjin Semichem Co. Ltd.	16,117	485,155
	DongKook Pharmaceutical Co. Ltd.	5,555	106,775
	Dongkuk Industries Co. Ltd.	8,871	29,538
#	Dongkuk Steel Mill Co. Ltd.	27,545	402,035
	Dongkuk Structures & Construction Co. Ltd.	3,477	17,474
	Dongsuh Cos., Inc.	3,025	89,320
	Dongsung Chemical Co. Ltd.	10,932	54,124
	Dongsung Finetec Co. Ltd.	1,660	17,847
	Dongwha Pharm Co. Ltd.	5,010	70,726
	Dongwon Development Co. Ltd.	24,409	112,388
	Dongwon F&B Co. Ltd.	498	87,509
	Dongwon Industries Co. Ltd.	849	165,683
#	Dongwon Systems Corp.	2,464	110,022
	Dongyang E&P, Inc.	2,542	42,245
*	Dongyang Steel Pipe Co. Ltd.	20,607	25,573
*	Doosan Bobcat, Inc.	13,506	441,412
	Doosan Co. Ltd.	3,050	269,860
*	Doosan Fuel Cell Co. Ltd.	11,530	517,586
*	Doosan Heavy Industries & Construction Co. Ltd.	40,298	842,990
#*	Doosan Infracore Co. Ltd.	15,039	135,366
	DoubleUGames Co. Ltd.	3,082	169,406
	Douzone Bizon Co. Ltd.	5,418	378,208
	Dreamtech Co. Ltd.	2,284	19,512
*	DSK Co. Ltd.	1,748	12,453
	DTR Automotive Corp.	1,827	90,943
*	Duk San Neolux Co. Ltd.	948	44,080
	Duksung Co. Ltd.	1,268	21,839
	DY Corp.	6,599	31,050
	DY POWER Corp.	2,787	30,440
	E1 Corp.	816	36,620
	Easy Bio, Inc.	3,339	14,431

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Easy Holdings Co. Ltd.	13,163	$50,597
	eBEST Investment & Securities Co. Ltd.	9,868	76,729
	Echo Marketing, Inc.	3,042	45,249
	Ecopro Co. Ltd.	2,091	179,788
*	Ecopro HN Co. Ltd.	1,712	159,425
	e-Credible Co. Ltd.	909	15,605
*	Ehwa Technologies Information Co. Ltd.	16,413	25,260
	Elentec Co. Ltd.	4,988	46,159
	E-MART, Inc.	4,956	713,427
*	EM-Tech Co. Ltd.	2,205	49,832
	ENF Technology Co. Ltd.	4,799	119,079
	Eo Technics Co. Ltd.	464	42,797
	Estechpharma Co. Ltd.	3,921	35,353
	Eugene Corp.	21,899	94,978
	Eugene Investment & Securities Co. Ltd.	37,902	123,578
	Eugene Technology Co. Ltd.	622	23,715
	Eusu Holdings Co. Ltd.	5,910	30,177
*	F&F Co. Ltd.	957	714,769
	F&F Holdings Co. Ltd.	966	32,367
	Farmsco	7,465	38,891
	FarmStory Co. Ltd.	18,064	42,076
	Fila Holdings Corp.	14,259	454,304
	Fine Semitech Corp.	5,935	129,999
*	Foosung Co. Ltd.	6,835	117,344
*††	G.U.ON Co. Ltd.	3,562	122
	Gabia, Inc.	1,782	19,558
*	Gamevil, Inc.	1,143	72,795
	Gaon Cable Co. Ltd.	1,018	24,770
*	Gemvaxlink Co. Ltd.	21,178	29,142
*	Genie Music Corp.	1,314	6,610
	Global Standard Technology Co. Ltd.	1,378	34,169
*	GMB Korea Corp.	3,121	17,288
	GOLFZON Co. Ltd.	1,071	129,811
	Golfzon Newdin Holdings Co. Ltd.	8,068	59,950
*	Grand Korea Leisure Co. Ltd.	4,717	65,954
	Green Cross Corp.	321	75,521
	Green Cross Holdings Corp.	3,218	80,777
	Green Cross LabCell Corp.	909	75,354
	GS Engineering & Construction Corp.	19,090	677,388
*	GS Global Corp.	25,862	57,216
	GS Holdings Corp.	20,440	740,224
	GS Retail Co. Ltd.	13,922	384,383
	Gwangju Shinsegae Co. Ltd.	369	61,112
	HAESUNG DS Co. Ltd.	3,675	137,131
	Haitai Confectionery & Foods Co. Ltd.	1,576	11,249
	Halla Corp.	15,710	75,969
	Halla Holdings Corp.	3,614	157,856
	Han Kuk Carbon Co. Ltd.	6,920	74,586
	Hana Financial Group, Inc.	48,169	1,857,388
*	Hana Micron, Inc.	9,900	195,947
	Hana Pharm Co. Ltd.	617	10,864
*	Hanall Biopharma Co. Ltd.	1,578	27,632
	HanChang Paper Co. Ltd.	12,050	21,179
*	Hancom MDS, Inc.	1,135	19,201
*	Hancom, Inc.	4,132	70,885
	Handok, Inc.	2,498	50,684
	Handsome Co. Ltd.	4,070	147,059
	Hanil Holdings Co. Ltd.	2,270	27,145
	Hanil Hyundai Cement Co. Ltd.	369	10,900

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanjin Heavy Industries & Construction Co. Ltd.	4,884	$40,056
*	Hanjin Kal Corp.	186	8,729
	Hanjin Transportation Co. Ltd.	3,824	113,809
	Hankook Shell Oil Co. Ltd.	239	57,136
	Hankook Tire & Technology Co. Ltd.	25,389	899,566
	Hanmi Pharm Co. Ltd.	231	52,217
	Hanmi Science Co. Ltd.	500	24,301
	Hanmi Semiconductor Co. Ltd.	5,477	150,976
	HanmiGlobal Co. Ltd.	1,679	15,372
	Hanon Systems	28,667	355,129
*	Hans Biomed Corp.	730	8,738
	Hansae Co. Ltd.	2,170	43,178
	Hansae Yes24 Holdings Co. Ltd.	4,792	32,700
	Hanshin Construction	4,822	78,673
	Hanshin Machinery Co.	7,006	26,029
	Hansol Chemical Co. Ltd.	2,668	752,932
	Hansol Holdings Co. Ltd.	13,497	43,813
*	Hansol HomeDeco Co. Ltd.	16,336	28,103
	Hansol Paper Co. Ltd.	11,693	144,435
*	Hansol Technics Co. Ltd.	10,714	62,122
	Hanssem Co. Ltd.	811	70,615
	Hanwha Aerospace Co. Ltd.	9,918	383,078
	Hanwha Corp.	10,651	306,609
*	Hanwha General Insurance Co. Ltd.	35,527	137,637
*	Hanwha Investment & Securities Co. Ltd.	57,776	274,518
	Hanwha Life Insurance Co. Ltd.	100,853	300,516
*	Hanwha Solutions Corp.	33,178	1,163,977
	Hanyang Eng Co. Ltd.	4,895	64,511
	Hanyang Securities Co. Ltd.	4,400	67,065
*	Harim Co. Ltd.	15,284	37,694
	Harim Holdings Co. Ltd.	17,304	143,534
	HB Technology Co. Ltd.	6,750	14,712
	HDC Holdings Co. Ltd.	1,910	17,283
	HDC Hyundai Development Co. Engineering & Construction, Class E	2,416	52,981
	HDC Hyundai Engineering Plastics Co. Ltd.	4,188	21,113
*	Heungkuk Fire & Marine Insurance Co. Ltd.	27,089	90,013
	HIMS Co. Ltd.	1,730	13,510
	Hite Jinro Co. Ltd.	4,467	133,306
	Hitejinro Holdings Co. Ltd.	5,594	71,323
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	60,096
*	HLB, Inc.	2,624	94,500
	HLscience Co. Ltd.	680	21,103
*	HMM Co. Ltd.	14,297	327,119
*††	HNT Electronics Co. Ltd.	9,956	3,067
*	Homecast Co. Ltd.	5,319	14,067
	Hotel Shilla Co. Ltd.	1,129	84,570
	HS Industries Co. Ltd.	26,890	154,924
*	HSD Engine Co. Ltd.	4,327	34,258
	Huchems Fine Chemical Corp.	3,651	82,751
*	Hugel, Inc.	458	71,165
*	Humax Co. Ltd.	1	4
	Humedix Co. Ltd.	763	18,137
*	Huneed Technologies	3,729	22,672
	Huons Co. Ltd.	2,194	95,138
	Huons Global Co. Ltd.	2,297	97,132
	Huvis Corp.	5,615	46,983
	Huvitz Co. Ltd.	2,773	20,586
	Hwa Shin Co. Ltd.	11,774	96,990
	Hwacheon Machine Tool Co. Ltd.	773	24,238

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hwail Pharm Co. Ltd.	4,440	$10,781
	Hwangkum Steel & Technology Co. Ltd.	4,237	32,880
	Hwaseung Corp. Co. Ltd.	14,250	34,384
	Hwaseung Enterprise Co. Ltd.	4,866	71,616
*	Hwaseung R&A Co. Ltd.	5,408	28,290
	HwaSung Industrial Co. Ltd.	3,868	44,364
	Hy-Lok Corp.	2,141	34,732
*	Hyosung Advanced Materials Corp.	1,225	748,024
*	Hyosung Chemical Corp.	872	215,983
	Hyosung Corp.	1,727	152,859
*	Hyosung Heavy Industries Corp.	338	19,548
	Hyosung TNC Corp.	1,183	608,226
	Hyundai Bioland Co. Ltd.	1,295	22,159
	Hyundai BNG Steel Co. Ltd.	4,399	63,046
*	Hyundai Construction Equipment Co. Ltd.	5,034	174,236
	Hyundai Corp.	3,245	51,217
	Hyundai Corp. Holdings, Inc.	2,677	29,737
	Hyundai Department Store Co. Ltd.	4,872	345,932
*	Hyundai Electric & Energy System Co. Ltd.	5,670	107,710
	Hyundai Elevator Co. Ltd.	3,810	158,213
	Hyundai Energy Solutions Co. Ltd.	538	10,600
	Hyundai Engineering & Construction Co. Ltd.	16,809	726,656
	Hyundai Ezwel Co. Ltd.	2,550	21,551
	Hyundai Futurenet Co. Ltd.	19,724	79,463
	Hyundai Glovis Co. Ltd.	6,371	917,489
#	Hyundai Greenfood Co. Ltd.	14,906	123,936
	Hyundai Heavy Industries Holdings Co. Ltd.	10,247	555,537
	Hyundai Home Shopping Network Corp.	2,773	166,456
	Hyundai HT Co. Ltd.	3,896	29,820
	Hyundai Livart Furniture Co. Ltd.	5,250	71,353
	Hyundai Marine & Fire Insurance Co. Ltd.	34,740	781,292
*	Hyundai Mipo Dockyard Co. Ltd.	9,112	592,597
	Hyundai Mobis Co. Ltd.	7,075	1,529,396
	Hyundai Motor Co.	8,649	1,546,921
	Hyundai Motor Securities Co. Ltd.	8,272	89,859
	Hyundai Pharmaceutical Co. Ltd.	2,593	13,175
*	Hyundai Rotem Co. Ltd.	4,390	85,013
	Hyundai Steel Co.	22,549	861,902
	Hyundai Wia Corp.	6,863	495,617
	HyVision System, Inc.	1,431	20,653
	ICD Co. Ltd.	3,937	42,230
	IDIS Holdings Co. Ltd.	2,459	26,992
*	IHQ, Inc.	12,621	20,022
*	Il Dong Pharmaceutical Co. Ltd.	1,280	15,438
	Iljin Diamond Co. Ltd.	562	18,225
	Iljin Electric Co. Ltd.	4,435	21,772
	Iljin Holdings Co. Ltd.	11,581	66,535
	Iljin Materials Co. Ltd.	927	80,112
	Ilshin Spinning Co. Ltd.	489	47,945
	Ilsung Pharmaceuticals Co. Ltd.	145	9,624
	Ilyang Pharmaceutical Co. Ltd.	980	25,022
	iMarketKorea, Inc.	6,839	64,381
	InBody Co. Ltd.	2,830	65,875
	Industrial Bank of Korea	67,328	637,234
*††	Infinity NT Co. Ltd.	21,844	6,821
	INITECH Co. Ltd.	3,505	18,127
	Innocean Worldwide, Inc.	1,424	71,681
	InnoWireless, Inc.	675	21,875
*	Innox Advanced Materials Co. Ltd.	2,956	107,493

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Insun ENT Co. Ltd.	3,661	$38,043
	Intelligent Digital Integrated Security Co. Ltd.	481	10,496
*	Interflex Co. Ltd.	2,858	31,779
	Interojo Co. Ltd.	2,322	58,682
	Interpark Corp.	11,030	63,282
	INTOPS Co. Ltd.	5,178	103,281
	INZI Display Co. Ltd.	5,664	16,409
*	Iones Co. Ltd.	3,514	26,072
	IS Dongseo Co. Ltd.	6,257	242,612
	i-SENS, Inc.	1,688	48,436
	ISU Chemical Co. Ltd.	4,981	64,961
*	IsuPetasys Co. Ltd.	8,884	31,485
	It’s Hanbul Co. Ltd.	1,087	20,077
*	Jahwa Electronics Co. Ltd.	3,674	58,863
	JASTECH Ltd.	1,642	8,746
*	Jayjun Cosmetic Co. Ltd.	12,864	12,712
	JB Financial Group Co. Ltd.	68,101	517,706
	JC Hyun System, Inc.	1,892	10,480
*	Jcontentree Corp.	611	36,695
*	Jeju Semiconductor Corp.	6,082	24,986
	Jinro Distillers Co. Ltd.	496	13,340
	Jinsung T.E.C	1,925	19,721
	JLS Co. Ltd.	2,834	18,409
*	JNK Heaters Co. Ltd.	4,478	27,270
*	JNTC Co. Ltd.	1,367	9,665
*	Jusung Engineering Co. Ltd.	5,820	56,080
	JVM Co. Ltd.	732	10,057
	JW Holdings Corp.	2,801	9,386
	JW Life Science Corp.	3,481	48,268
	JW Pharmaceutical Corp.	627	12,554
	JYP Entertainment Corp.	10,173	457,535
	Kakao Corp.	2,411	259,386
*	Kanglim Co. Ltd.	6,120	12,852
	Kangnam Jevisco Co. Ltd.	1,448	31,013
*	Kangwon Land, Inc.	12,078	287,390
	KAON Media Co. Ltd.	3,954	55,934
	KB Financial Group, Inc.	49,768	2,408,965
	KB Financial Group, Inc., ADR	1,286	61,818
	KC Co. Ltd.	3,354	65,794
	KC Green Holdings Co. Ltd.	5,906	25,997
	KC Tech Co. Ltd.	2,445	47,123
	KCC Corp.	1,374	392,771
	KCC Engineering & Construction Co. Ltd.	3,099	26,542
	KCC Glass Corp.	3,384	174,731
*	KEC Corp.	14,505	46,194
	KEPCO Engineering & Construction Co., Inc.	1,021	61,993
	KEPCO Plant Service & Engineering Co. Ltd.	3,807	136,271
*	KEYEAST Co. Ltd.	1,642	21,301
	KG Chemical Corp.	623	18,141
	Kginicis Co. Ltd.	4,395	70,269
	KGMobilians Co. Ltd.	4,597	36,226
*	KH Electron Co. Ltd.	15,024	9,993
*	KH FEELUX Co. Ltd.	21,961	57,054
*	KH Vatec Co. Ltd.	1,405	29,076
	Kia Corp.	35,762	2,609,636
	KINX, Inc.	620	25,406
	KISCO Corp.	6,754	52,005
	KISCO Holdings Co. Ltd.	3,626	56,839
	KISWIRE Ltd.	2,991	70,510

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KIWOOM Securities Co. Ltd.	5,112	$460,855
*	KMW Co. Ltd.	2,169	76,644
	Kocom Co. Ltd.	2,542	14,478
	Koentec Co. Ltd.	5,183	40,181
	Koh Young Technology, Inc.	5,440	85,963
	Kolmar BNH Co. Ltd.	3,110	94,598
	Kolmar Korea Co. Ltd.	1,416	54,134
	Kolmar Korea Holdings Co. Ltd.	2,620	51,795
	Kolon Corp.	2,068	62,784
	Kolon Global Corp.	2,247	50,166
	Kolon Industries, Inc.	8,158	624,213
*	Kolon Plastic, Inc.	1,808	25,334
	KoMiCo Ltd.	1,570	109,754
*	KONA I Co. Ltd.	582	17,232
	Korea Aerospace Industries Ltd.	8,473	222,624
	Korea Alcohol Industrial Co. Ltd.	4,299	51,254
	Korea Asset In Trust Co. Ltd.	32,495	122,955
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	22,749
*	Korea Circuit Co. Ltd.	4,852	65,622
	Korea District Heating Corp.	936	33,127
	Korea Electric Power Corp.	12,674	245,560
	Korea Electric Terminal Co. Ltd.	1,644	106,387
	Korea Electronic Power Industrial Development Co. Ltd.	1,999	28,518
	Korea Export Packaging Industrial Co. Ltd.	855	18,858
*	Korea Gas Corp.	5,196	197,394
	Korea Investment Holdings Co. Ltd.	13,385	1,001,082
*	Korea Line Corp.	66,690	161,577
	Korea Petrochemical Ind Co. Ltd.	1,452	230,803
	Korea Real Estate Investment & Trust Co. Ltd.	38,971	78,165
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,303	734,107
	Korea United Pharm, Inc.	846	35,339
	Korea Zinc Co. Ltd.	2,174	1,000,953
*	Korean Air Lines Co. Ltd.	58,730	1,531,235
	Korean Reinsurance Co.	30,368	251,476
	Kortek Corp.	4,073	38,374
*	KPM Tech Co. Ltd.	8,705	10,218
	KPX Chemical Co. Ltd.	807	39,909
	KSS LINE Ltd.	6,720	68,588
*	KT Alpha Co. Ltd.	4,017	31,639
	KT Corp., Sponsored ADR	2,500	32,025
	KT Corp.	2,588	67,570
	KT Skylife Co. Ltd.	13,595	117,976
	KT Submarine Co. Ltd.	4,890	25,148
	KT&G Corp.	16,321	1,133,636
	KTB Investment & Securities Co. Ltd.	22,459	126,855
	KTCS Corp.	8,939	20,449
	Ktis Corp.	7,637	16,629
	Kukbo Design Co. Ltd.	1,117	23,750
	Kukdo Chemical Co. Ltd.	1,746	100,024
	Kukdong Corp.	7,096	15,452
#	Kumho Petrochemical Co. Ltd.	8,905	1,310,257
*	Kumho Tire Co., Inc.	25,262	115,504
	KUMHOE&C Co. Ltd.	5,409	55,910
	Kumkang Kind Co. Ltd.	6,650	44,874
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	74,172
	Kwang Myung Electric Co. Ltd.	8,801	23,279
	Kyeryong Construction Industrial Co. Ltd.	3,546	108,891
	Kyobo Securities Co. Ltd.	7,247	54,589
	Kyongbo Pharmaceutical Co. Ltd.	2,380	20,263

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung Dong Navien Co. Ltd.	1,287	$73,887
	Kyungbang Co. Ltd.	4,750	54,152
	KyungDong City Gas Co. Ltd.	710	14,310
	Kyungdong Pharm Co. Ltd.	4,514	55,583
	Kyung-In Synthetic Corp.	5,514	33,173
	LB Semicon, Inc.	13,039	141,858
	LEADCORP, Inc.	7,183	61,567
	LEENO Industrial, Inc.	2,474	362,601
*	Leenos Corp.	5,667	6,863
	LF Corp.	8,861	138,860
	LG Chem Ltd.	2,122	1,522,652
	LG Corp.	10,721	838,141
#*	LG Display Co. Ltd., ADR	7,000	58,450
#*	LG Display Co. Ltd.	79,341	1,340,893
	LG Electronics, Inc.	46,957	4,857,883
	LG HelloVision Co. Ltd.	18,251	108,197
	LG Household & Health Care Ltd.	705	705,625
	LG Innotek Co. Ltd.	5,382	967,450
	LG Uplus Corp.	102,528	1,261,828
	LIG Nex1 Co. Ltd.	2,825	113,247
	LMS Co. Ltd.	1,405	13,456
*	Lock & Lock Co. Ltd.	4,679	42,058
	LOT Vacuum Co. Ltd.	2,233	27,912
	Lotte Chemical Corp.	4,857	934,203
	Lotte Chilsung Beverage Co. Ltd.	1,425	177,931
	Lotte Confectionery Co. Ltd.	504	55,569
	Lotte Corp.	5,392	151,029
*	Lotte Data Communication Co.	596	19,574
	LOTTE Fine Chemical Co. Ltd.	7,901	576,835
	Lotte Food Co. Ltd.	170	55,558
	LOTTE Himart Co. Ltd.	4,537	107,833
*	Lotte Non-Life Insurance Co. Ltd.	18,622	29,355
	Lotte Shopping Co. Ltd.	3,430	308,712
	LS Cable & System Asia Ltd.	2,218	15,920
	LS Corp.	4,515	242,070
	LS Electric Co. Ltd.	5,025	254,319
*	Lumens Co. Ltd.	13,126	11,181
*	Lutronic Corp.	2,412	38,936
*	LVMC Holdings	22,015	63,205
	LX Hausys Ltd.	2,888	172,203
*	LX Holdings Corp.	5,199	39,414
	LX International Corp.	14,844	346,008
	LX Semicon Co. Ltd.	1,734	163,046
	Macquarie Korea Infrastructure Fund	38,629	452,751
	Maeil Dairies Co. Ltd.	1,216	73,392
	Maeil Holdings Co. Ltd.	3,729	31,649
*	Mando Corp.	8,012	430,053
*	Maniker Co. Ltd.	38,370	14,251
#	Mcnex Co. Ltd.	7,768	288,990
	ME2ON Co. Ltd.	7,916	39,994
	Mediana Co. Ltd.	2,091	10,750
*	Medipost Co. Ltd.	780	15,206
	Medy-Tox, Inc.	780	100,142
	MegaStudy Co. Ltd.	3,852	45,734
	MegaStudyEdu Co. Ltd.	5,139	338,319
	Meritz Financial Group, Inc.	13,458	384,943
	Meritz Fire & Marine Insurance Co. Ltd.	29,045	690,392
	Meritz Securities Co. Ltd.	107,207	428,386
	Mi Chang Oil Industrial Co. Ltd.	191	12,973

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	MiCo Ltd.	14,070	$168,850
	Minwise Co. Ltd.	2,233	35,792
	Mirae Asset Life Insurance Co. Ltd.	44,124	161,407
	Mirae Asset Securities Co. Ltd.	80,684	601,949
	Mirae Asset Venture Investment Co. Ltd.	2,643	19,106
	Miwon Commercial Co. Ltd.	265	47,078
	Miwon Specialty Chemical Co. Ltd.	850	156,870
	MK Electron Co. Ltd.	6,706	108,245
*	MNTech Co. Ltd.	7,262	26,027
*	MOM’S TOUCH&Co.	9,267	38,784
	Moorim P&P Co. Ltd.	9,257	35,511
	Moorim Paper Co. Ltd.	10,458	24,555
	Motonic Corp.	2,447	23,337
	Mr Blue Corp.	3,539	26,811
	MS Autotech Co. Ltd.	5,769	30,031
	Muhak Co. Ltd.	6,177	51,478
	Multicampus Co. Ltd.	681	21,910
	Nam Hwa Construction Co. Ltd.	881	6,990
	Namhae Chemical Corp.	8,559	98,408
*	Namsun Aluminum Co. Ltd.	2,629	6,619
	Namyang Dairy Products Co. Ltd.	154	60,421
*	NanoenTek, Inc.	2,240	13,828
	Nasmedia Co. Ltd.	1,093	33,020
	NAVER Corp.	1,571	546,209
	NCSoft Corp.	624	335,280
*	NDFOS Co. Ltd.	2,707	20,956
	NeoPharm Co. Ltd.	1,610	36,897
*	Neowiz	2,740	61,807
*	Neowiz Holdings Corp.	1,733	74,479
*	NEPES Corp.	4,262	128,168
Ω	Netmarble Corp.	462	48,923
	Nexen Corp.	11,324	48,724
	Nexen Tire Corp.	18,390	119,226
	NH Investment & Securities Co. Ltd.	42,056	475,012
*	NHN Corp.	3,486	238,858
*	NHN KCP Corp.	4,122	202,249
	NICE Holdings Co. Ltd.	9,644	139,629
	Nice Information & Telecommunication, Inc.	3,138	90,550
	NICE Information Service Co. Ltd.	13,197	223,327
	NICE Total Cash Management Co. Ltd.	8,267	39,338
*	NK Co. Ltd.	23,922	23,111
	Nong Shim Holdings Co. Ltd.	1,008	66,716
	Nong Woo Bio Co. Ltd.	2,704	27,500
	NongShim Co. Ltd.	1,064	257,991
	Noroo Holdings Co. Ltd.	946	9,885
	NOROO Paint & Coatings Co. Ltd.	2,394	21,362
	NPC	3,679	20,069
	NS Shopping Co. Ltd.	4,103	48,870
*	NuriFlex Co. Ltd.	433	2,951
*	OCI Co. Ltd.	5,236	580,114
	Opto Device Technology Co. Ltd.	4,785	28,411
	OptoElectronics Solutions Co. Ltd.	1,454	41,666
*	OPTRON-TEC, Inc.	3,754	27,223
	Orion Corp.	2,801	283,257
	Orion Holdings Corp.	10,473	143,587
	Osstem Implant Co. Ltd.	3,792	401,957
*	Osung Advanced Materials Co. Ltd.	8,492	19,268
	Ottogi Corp.	337	138,819
	Paik Kwang Industrial Co. Ltd.	8,901	42,974

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Pan Ocean Co. Ltd.	91,797	$474,994
*	Pan-Pacific Co. Ltd.	10,094	23,551
#*	Paradise Co. Ltd.	9,127	136,106
	Park Systems Corp.	234	23,770
	Partron Co. Ltd.	14,316	114,962
*	Pearl Abyss Corp.	4,500	400,678
	PharmaResearch Co. Ltd.	626	49,386
*	Pharmicell Co. Ltd.	3,390	36,314
	PI Advanced Materials Co. Ltd.	4,953	191,845
#	Poongsan Corp.	9,909	280,751
	Poongsan Holdings Corp.	3,033	74,033
	POSCO, Sponsored ADR	8,667	548,274
	POSCO	7,327	1,858,359
	POSCO Chemical Co. Ltd.	274	34,186
#	Posco International Corp.	26,084	486,003
	Posco M-Tech Co. Ltd.	2,526	17,467
*	Power Logics Co. Ltd.	10,381	70,265
	Protec Co. Ltd.	659	15,218
	PSK, Inc.	2,521	83,512
	Pulmuone Co. Ltd.	7,670	112,071
	Pungkuk Alcohol Industry Co. Ltd.	731	10,994
	Pyeong Hwa Automotive Co. Ltd.	4,745	45,086
*††	Redrover Co. Ltd.	7,782	2,285
	RFHIC Corp.	1,003	27,005
	S Net Systems, Inc.	3,025	17,051
*	S.Y. Co. Ltd.	4,807	15,810
	S-1 Corp.	4,169	297,233
	Sajo Industries Co. Ltd.	1,127	46,073
	Sajodaerim Corp.	2,063	49,176
*	Sam Chun Dang Pharm Co. Ltd.	913	36,885
	Sam Young Electronics Co. Ltd.	5,658	58,493
	Sam Yung Trading Co. Ltd.	3,582	47,662
	Sambo Corrugated Board Co. Ltd.	727	8,966
*	Sambo Motors Co. Ltd.	5,206	28,955
*	Sambu Engineering & Construction Co. Ltd.	7,843	13,999
	Samchully Co. Ltd.	644	52,048
	Samchuly Bicycle Co. Ltd.	2,503	20,930
	Samho Development Co. Ltd.	8,173	35,596
	SAMHWA Paints Industrial Co. Ltd.	2,439	20,984
	Samick Musical Instruments Co. Ltd.	18,322	28,556
	Samji Electronics Co. Ltd.	3,286	34,430
	Samjin LND Co. Ltd.	8,627	30,900
	Samjin Pharmaceutical Co. Ltd.	4,150	91,454
*	Samkee Corp.	9,415	42,281
*	Sammok S-Form Co. Ltd.	1,379	19,081
	SAMPYO Cement Co. Ltd.	17,261	73,786
*Ω	Samsung Biologics Co. Ltd.	88	65,559
	Samsung C&T Corp.	9,875	966,895
	Samsung Card Co. Ltd.	7,651	224,647
	Samsung Electro-Mechanics Co. Ltd.	8,574	1,167,665
	Samsung Electronics Co. Ltd.	661,530	39,607,861
*	Samsung Engineering Co. Ltd.	42,242	898,445
	Samsung Fire & Marine Insurance Co. Ltd.	7,890	1,563,976
#*	Samsung Heavy Industries Co. Ltd.	146,724	801,818
	Samsung Life Insurance Co. Ltd.	8,967	518,707
*	Samsung Pharmaceutical Co. Ltd.	3,396	16,996
	Samsung Publishing Co. Ltd.	1,330	39,069
	Samsung SDI Co. Ltd.	623	393,068
	Samsung SDS Co. Ltd.	1,616	212,412

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Securities Co. Ltd.	18,684	$759,570
	SAMT Co. Ltd.	23,178	104,205
	Samwha Capacitor Co. Ltd.	3,391	165,181
	Samyang Corp.	1,345	78,699
	Samyang Foods Co. Ltd.	1,333	93,435
	Samyang Holdings Corp.	1,645	145,012
	Samyang Tongsang Co. Ltd.	608	33,222
#*	Sangsangin Co. Ltd.	15,541	119,106
	Sangsin Energy Display Precision Co. Ltd.	2,886	42,247
	SaraminHR Co. Ltd.	2,179	85,749
	Satrec Initiative Co. Ltd.	226	9,744
	SAVEZONE I&C Corp.	7,852	21,451
*	SBS Media Holdings Co. Ltd.	8,772	15,536
*	SBW	106,312	67,257
*	S-Connect Co. Ltd.	9,219	14,413
*	SDN Co. Ltd.	6,167	11,901
	Seah Besteel Corp.	6,421	119,133
	SeAH Steel Corp.	668	59,189
	SeAH Steel Holdings Corp.	745	80,166
	Sebang Co. Ltd.	5,642	60,381
	Sebang Global Battery Co. Ltd.	3,462	243,396
	Seegene, Inc.	8,410	384,777
	Sejong Industrial Co. Ltd.	5,251	49,479
*	Sejong Telecom, Inc.	135,194	67,218
*	Sekonix Co. Ltd.	4,279	30,276
	S-Energy Co. Ltd.	4,248	17,106
	Seobu T&D	13,665	102,413
	Seohan Co. Ltd.	37,879	62,593
*	Seojin System Co. Ltd.	2,108	62,371
	Seoul Semiconductor Co. Ltd.	10,202	130,643
	Seoul Viosys Co. Ltd.	1,687	20,363
*	Seowon Co. Ltd.	6,530	11,993
	SEOWONINTECH Co. Ltd.	3,132	17,125
	Seoyon Co. Ltd.	5,803	78,137
	Seoyon E-Hwa Co. Ltd.	6,608	43,786
*	Sewon E&C Co. Ltd.	38,948	36,513
	SEWOONMEDICAL Co. Ltd.	3,757	13,699
#	SFA Engineering Corp.	6,220	188,118
*	SFA Semicon Co. Ltd.	20,791	113,000
*	SG Corp.	32,481	19,224
	SGC e Tec E&C Co. Ltd.	660	39,267
*	SH Energy & Chemical Co. Ltd.	26,194	24,534
	Shin Poong Pharmaceutical Co. Ltd.	491	21,865
	Shindaeyang Paper Co. Ltd.	852	63,957
	Shinhan Financial Group Co. Ltd.	56,542	1,845,912
	Shinhan Financial Group Co. Ltd., ADR	2,400	77,568
	Shinsegae Engineering & Construction Co. Ltd.	1,276	41,721
	Shinsegae Food Co. Ltd.	604	46,768
	Shinsegae Information & Communication Co. Ltd.	116	20,638
	Shinsegae International, Inc.	326	47,013
	Shinsegae, Inc.	2,377	505,617
*	Shinsung Tongsang Co. Ltd.	23,223	71,660
	Shinwha Intertek Corp.	10,450	31,335
*	Shinwon Corp.	22,158	65,270
#	Shinyoung Securities Co. Ltd.	2,250	121,034
*	SHOWBOX Corp.	6,200	36,956
*	Signetics Corp.	17,051	25,608
	SIGONG TECH Co. Ltd.	2,357	12,765
	Silla Co. Ltd.	3,447	37,909

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SIMMTECH Co. Ltd.	13,854	$365,128
	SIMPAC, Inc.	9,536	64,453
*	Sindoh Co. Ltd.	2,160	60,899
	Sinil Pharm Co. Ltd.	1,513	15,850
	SK Chemicals Co. Ltd.	1,239	191,434
	SK D&D Co. Ltd.	1,460	39,545
	SK Discovery Co. Ltd.	3,610	147,337
	SK Gas Ltd.	479	56,629
	SK Hynix, Inc.	79,671	7,023,044
*	SK Innovation Co. Ltd.	4,782	997,286
	SK Materials Co. Ltd.	1,223	400,365
	SK Networks Co. Ltd.	72,535	315,969
	SK Securities Co. Ltd.	72,246	60,806
*	SK Telecom Co. Ltd.	1,926	502,760
	SK, Inc.	4,564	952,448
	SKC Co. Ltd.	3,097	476,139
	SL Corp.	5,505	155,109
*	SM Entertainment Co. Ltd.	3,907	263,239
*	S-MAC Co. Ltd.	50,271	50,055
*	SMEC Co. Ltd.	5,759	8,485
	SNT Dynamics Co. Ltd.	5,786	45,950
	SNT Holdings Co. Ltd.	2,300	34,971
	SNT Motiv Co. Ltd.	4,395	189,765
*	SNU Precision Co. Ltd.	3,896	11,675
	S-Oil Corp.	3,920	342,991
*	Solborn, Inc.	4,032	18,204
	Solus Advanced Materials Co. Ltd.	5,623	397,286
	Songwon Industrial Co. Ltd.	7,973	122,635
	Soulbrain Co. Ltd.	1,008	226,310
#*	Soulbrain Holdings Co. Ltd.	2,987	111,878
	SPC Samlip Co. Ltd.	717	47,008
	SPG Co. Ltd.	5,210	44,191
	Spigen Korea Co. Ltd.	885	34,653
#	Ssangyong C&E Co. Ltd.	45,960	309,777
*	Studio Dragon Corp.	582	43,013
	Suheung Co. Ltd.	1,837	75,228
	Sun Kwang Co. Ltd.	1,942	92,730
*	SundayToz Corp.	801	15,313
	Sung Kwang Bend Co. Ltd.	9,320	73,387
*	Sungchang Enterprise Holdings Ltd.	23,155	50,387
	Sungdo Engineering & Construction Co. Ltd.	5,057	23,877
	Sungshin Cement Co. Ltd.	6,391	61,027
	Sungwoo Hitech Co. Ltd.	18,816	97,351
	Sunjin Co. Ltd.	4,911	54,436
*	Suprema, Inc.	529	11,251
*	Synopex, Inc.	12,318	31,652
	Systems Technology, Inc.	1,656	23,308
	Tae Kyung Industrial Co. Ltd.	6,193	34,200
	Taekwang Industrial Co. Ltd.	130	111,285
	Taekyung BK Co. Ltd.	5,855	28,664
*††	Taewoong Co. Ltd.	5,246	42,087
	Taeyoung Engineering & Construction Co. Ltd.	10,872	103,428
*	Taihan Electric Wire Co. Ltd.	11,757	22,595
*	Taihan Fiberoptics Co. Ltd.	9,307	25,471
*	Taihan Textile Co. Ltd.	1,039	41,045
*	Tailim Packaging Co. Ltd.	6,595	23,637
	TechWing, Inc.	4,186	76,443
	TES Co. Ltd.	1,400	32,020
*	Theragen Etex Co. Ltd.	7,865	43,682

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Thinkware Systems Corp.	2,160	$32,322
*	TK Chemical Corp.	5,610	33,424
	TK Corp.	8,187	82,430
	Tokai Carbon Korea Co. Ltd.	1,461	156,257
	Tongyang Life Insurance Co. Ltd.	18,908	110,631
	Tongyang, Inc.	65,030	93,313
*	Top Engineering Co. Ltd.	3,089	19,726
	Toptec Co. Ltd.	4,568	34,226
*	Tovis Co. Ltd.	5,714	41,613
	TS Corp.	24,800	70,135
*	Tuksu Construction Co. Ltd.	2,985	29,607
*	TY Holdings Co. Ltd.	10,482	244,103
	Ubiquoss, Inc.	1,332	24,007
*	UIL Co. Ltd.	4,913	11,398
	Uju Electronics Co. Ltd.	1,734	40,913
	Uni-Chem Co. Ltd.	14,391	17,093
*	Unick Corp.	2,721	17,048
	Unid Co. Ltd.	2,127	212,699
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	69,704
	Uniquest Corp.	3,608	31,943
	Value Added Technology Co. Ltd.	2,552	88,644
	Viatron Technologies, Inc.	3,044	27,036
*	Vidente Co. Ltd.	7,120	88,523
	Vieworks Co. Ltd.	1,617	54,908
	Visang Education, Inc.	2,929	21,174
	Vitzrocell Co. Ltd.	1,842	25,749
*	Vivien Corp.	2,130	5,564
	Webcash Corp.	401	10,457
*	Webzen, Inc.	2,491	57,662
	Wemade Co. Ltd.	1,934	302,631
	Whanin Pharmaceutical Co. Ltd.	3,091	47,486
	Wiable Corp.	7,492	19,760
*	WillBes & Co.	10,683	17,356
	Winix, Inc.	1,651	28,576
*	Winpac, Inc.	11,956	23,772
	Wins Co. Ltd.	1,377	18,674
	WiSoL Co. Ltd.	11,563	102,839
*	WIZIT Co. Ltd.	16,810	23,873
*	Wonik Holdings Co. Ltd.	19,365	86,389
	WONIK IPS Co. Ltd.	6,523	226,394
	Wonik Materials Co. Ltd.	2,336	65,302
*	Wonik Pne Co. Ltd.	1,805	53,435
*	Wonik QnC Corp.	1,340	28,941
	Woojin, Inc.	3,421	28,235
	Woongjin Thinkbig Co. Ltd.	5,585	16,022
*	Wooree Bio Co. Ltd.	4,964	17,403
	Woori Financial Group, Inc.	130,931	1,488,443
	Woori Investment Bank Co. Ltd.	75,439	64,431
*	Woori Technology, Inc.	10,028	18,893
	Woorison F&G Co. Ltd.	11,019	21,888
	Woory Industrial Co. Ltd.	1,139	24,107
*	Woosu AMS Co. Ltd.	1,007	4,349
	WooSung Feed Co. Ltd.	632	16,250
*	Woowon Development Co. Ltd.	4,128	19,102
	Y G-1 Co. Ltd.	3,966	29,418
*††	Y2 Solution Co. Ltd.	11,930	4,671
*	Yapex, Inc.	7,736	13,145
	YAS Co. Ltd.	821	9,053
*	Y-entec Co. Ltd.	1,858	19,446

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	YG Entertainment, Inc.	1,090	$65,699
	YMC Co. Ltd.	1,408	10,716
	Yonwoo Co. Ltd.	1,289	27,020
	Yoosung Enterprise Co. Ltd.	3,387	9,797
	Youlchon Chemical Co. Ltd.	2,627	49,524
	Young Poong Corp.	186	109,216
	Young Poong Precision Corp.	5,214	44,925
	Youngone Corp.	8,569	327,979
	Youngone Holdings Co. Ltd.	1,902	76,573
	Yuanta Securities Korea Co. Ltd.	48,366	186,792
	Yuhan Corp.	4,247	217,880
*	Yungjin Pharmaceutical Co. Ltd.	4,287	17,212
	Zeus Co. Ltd.	1,235	22,017
	Zinus, Inc.	1,153	77,223

TOTAL SOUTH KOREA			179,579,389

SPAIN — (1.3%)
	Acciona SA	12,552	2,410,523
	Acerinox SA	54,419	757,637
	ACS Actividades de Construccion y Servicios SA	48,831	1,279,842
Ω	Aedas Homes SA	478	13,738
*Ω	Aena SME SA	3,317	544,772
	Alantra Partners SA	733	13,634
	Almirall SA	17,338	257,830
*	Amadeus IT Group SA	12,125	811,137
*	Amper SA	289,548	64,734
	Applus Services SA	34,663	313,749
*	Atresmedia Corp. de Medios de Comunicacion SA	37,315	152,105
	Azkoyen SA	6,948	46,547
	Banco Bilbao Vizcaya Argentaria SA	450,377	3,151,793
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	185,235
*	Banco de Sabadell SA	2,392,489	1,925,467
#	Banco Santander SA	1,143,717	4,338,214
*	Banco Santander SA	117,268	424,347
	Bankinter SA	184,374	1,015,165
	CaixaBank SA	776,045	2,230,869
Ω	Cellnex Telecom SA	8,464	520,533
	Cia de Distribucion Integral Logista Holdings SA	24,479	521,713
	CIE Automotive SA	19,308	525,561
*	Construcciones y Auxiliar de Ferrocarriles SA	6,226	274,269
#	Ebro Foods SA	24,428	484,786
*	eDreams ODIGEO SA	19,877	174,605
	Elecnor SA	10,479	128,008
	Enagas SA	75,631	1,697,119
*	Ence Energia y Celulosa SA	51,136	131,605
	Endesa SA	42,254	974,492
*	Ercros SA	55,534	224,704
	Faes Farma SA	125,609	511,685
	Ferrovial SA	11,931	376,631
	Fluidra SA	13,851	529,011
	Fomento de Construcciones y Contratas SA	17,299	220,544
*Ω	Gestamp Automocion SA	6,436	28,776
Ω	Global Dominion Access SA	61,555	330,235
	Grifols SA	30,127	690,051
	Grupo Catalana Occidente SA	12,112	430,178
	Grupo Empresarial San Jose SA	5,388	26,777
	Iberdrola SA	581,973	6,878,441
*	Indra Sistemas SA	57,643	697,161
#	Industria de Diseno Textil SA	74,806	2,709,790

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Laboratorio Reig Jofre SA	2,473	$11,442
	Laboratorios Farmaceuticos Rovi SA	1,221	85,666
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	370,155
	Mapfre SA	267,145	565,624
*	Mediaset Espana Comunicacion SA	89,514	466,854
*	Melia Hotels International SA	48,424	357,448
#	Miquel y Costas & Miquel SA	12,924	179,234
Ω	Neinor Homes SA	1,622	20,922
*	Obrascon Huarte Lain SA	63,045	51,326
	Pharma Mar SA	3,529	274,481
*	Promotora de Informaciones SA, Class A	69,984	48,900
	Prosegur Cia de Seguridad SA	114,510	324,946
*	Realia Business SA	44,100	37,495
	Red Electrica Corp. SA	58,838	1,225,110
	Repsol SA	224,988	2,881,766
	Sacyr SA	151,808	432,720
*	Siemens Gamesa Renewable Energy SA	9,784	265,495
*	Solaria Energia y Medio Ambiente SA	6,572	131,520
*Ω	Talgo SA	16,592	91,810
*	Tecnicas Reunidas SA	5,120	46,302
#	Telefonica SA, Sponsored ADR	7,482	32,547
	Telefonica SA	462,262	2,007,909
*	Tubacex SA	32,678	65,079
Ω	Unicaja Banco SA	704,564	753,860
	Vidrala SA	9,192	972,780
	Viscofan SA	23,792	1,626,913
*	Vocento SA	5,805	6,891
	Zardoya Otis SA	55,531	446,511

TOTAL SPAIN			52,805,719

SWEDEN — (2.3%)
	AAK AB	9,365	204,833
Ω	AcadeMedia AB	40,463	290,212
	AddLife AB, Class B	16,692	681,933
	AddNode Group AB, Class B	7,440	308,318
	AddTech AB, Class B	86,084	1,925,887
	AFRY AB	25,821	768,356
	Alfa Laval AB	18,678	801,189
Ω	Alimak Group AB	11,144	151,186
Ω	Ambea AB	5,558	38,593
*	Annehem Fastigheter AB, Class B	21,357	91,639
*	Arise AB	2,960	14,839
	Arjo AB, Class B	82,144	1,120,219
	Assa Abloy AB, Class B	23,784	697,886
#	Atlas Copco AB, Class A	43,228	2,783,826
#	Atlas Copco AB, Class B	25,121	1,361,403
	Atrium Ljungberg AB, Class B	11,759	270,015
*Ω	Attendo AB	43,919	188,743
	Avanza Bank Holding AB	27,742	1,102,901
	Axfood AB	17,325	424,777
	Beijer Alma AB	17,589	441,400
*	Beijer Electronics Group AB	9,101	80,422
	Beijer Ref AB, Class B	52,878	1,085,106
	Bergman & Beving AB	10,482	189,187
	Besqab AB	1,464	30,233
	Betsson AB, Class B	52,606	367,191
*	BHG Group AB	2,661	30,684
#	Bilia AB, Class A	44,791	796,450
	BillerudKorsnas AB	55,833	1,169,476

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	BioGaia AB, Class B	4,919	$303,376
	Biotage AB	11,182	361,850
	Boliden AB	58,873	2,075,521
	Bonava AB, Class B	38,700	382,325
*Ω	Boozt AB	1,302	21,934
Ω	Bravida Holding AB	31,771	477,878
	Bufab AB	14,774	630,205
	Bulten AB	5,345	48,102
	Bure Equity AB	25,410	1,179,464
	Byggmax Group AB	33,815	289,903
#	Castellum AB	14,438	384,825
	Catella AB	4,511	20,228
	Catena AB	5,475	333,578
*	Cavotec SA	12,443	32,937
	Cellavision AB	458	20,865
	Clas Ohlson AB, Class B	10,924	117,616
	Cloetta AB, Class B	103,165	327,712
*	Collector AB	4,634	22,826
	Concentric AB	12,248	360,478
Ω	Coor Service Management Holding AB	6,606	64,175
	Corem Property Group AB, Class B	129,733	430,598
	Dios Fastigheter AB	22,212	258,425
Ω	Dometic Group AB	78,050	1,138,395
*	Doro AB	6,889	53,595
*	Duni AB	13,942	194,167
#Ω	Dustin Group AB	32,778	400,911
	Eastnine AB	6,403	111,447
	Elanders AB, Class B	2,784	48,043
	Electrolux AB, Class B	71,713	1,631,652
*	Electrolux Professional AB, Class B	54,838	423,680
	Elekta AB, Class B	33,319	387,981
*Ω	Eltel AB	29,981	61,064
*	Enea AB	5,103	140,732
	Epiroc AB, Class A	48,649	1,210,459
	Epiroc AB, Class B	30,082	639,057
	Essity AB, Class A	2,277	73,801
	Essity AB, Class B	48,104	1,558,169
Ω	Evolution AB	1,499	243,350
	eWork Group AB	2,020	25,809
	Fabege AB	20,891	353,612
	Fagerhult AB	18,220	145,995
*	Fastighets AB Balder, Class B	3,813	276,473
	FastPartner AB, Class A	7,965	113,488
	FastPartner AB, Class D	248	2,324
	Fenix Outdoor International AG	1,057	155,611
	FormPipe Software AB	3,073	11,451
	GARO AB	709	17,824
	Getinge AB, Class B	28,116	1,258,243
	Granges AB	37,038	403,970
#	H & M Hennes & Mauritz AB, Class B	73,463	1,382,047
*	Haldex AB	18,099	108,342
	Heba Fastighets AB, Class B	3,227	52,872
	Hexagon AB, Class B	18,108	291,425
	Hexpol AB	81,515	953,942
	HMS Networks AB	3,451	197,046
#*Ω	Hoist Finance AB	27,317	96,208
	Holmen AB, Class B	13,019	577,993
	Hufvudstaden AB, Class A	16,447	263,172
*	Humana AB	7,446	62,133

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Husqvarna AB, Class A	4,692	$67,330
	Husqvarna AB, Class B	75,873	1,081,260
	ICA Gruppen AB	13,136	679,713
#	Industrivarden AB, Class A	1,451	47,866
	Indutrade AB	56,052	1,633,997
*	International Petroleum Corp.	24,508	138,422
	Intrum AB	17,623	500,220
	Inwido AB	29,409	539,178
*	ITAB Shop Concept AB	6,100	9,807
	JM AB	21,144	856,682
	Kindred Group PLC	70,894	996,222
	KNOW IT AB	12,257	493,414
#	Kungsleden AB	36,588	503,184
	Lagercrantz Group AB, Class B	58,890	788,546
Ω	LeoVegas AB	4,217	15,959
	Lifco AB, Class B	22,000	641,482
	Lindab International AB	33,771	1,106,432
	Loomis AB, Class B	47,522	1,282,506
	Lundin Energy AB	16,381	646,942
	Medicover AB, Class B	1,887	57,210
*	Mekonomen AB	18,686	385,511
*	Millicom International Cellular SA	33,453	1,171,370
	MIPS AB	3,492	422,782
*	Modern Times Group MTG AB, Class B	31,131	356,974
	Momentum Group AB, Class B	11,880	305,212
	Mycronic AB	12,054	279,725
	NCC AB, Class B	21,254	368,254
	Nederman Holding AB	851	18,770
*	Nelly Group AB	4,542	15,746
*	Net Insight AB, Class B	46,621	17,547
*	New Wave Group AB, Class B	25,425	431,513
	Nibe Industrier AB, Class B	32,148	478,159
	Nobia AB	70,790	436,308
Ω	Nobina AB	51,787	496,041
	Nolato AB, Class B	69,620	920,475
*	Nordic Entertainment Group AB, Class B	16,556	960,047
	Nordic Waterproofing Holding AB	11,053	328,643
	NP3 Fastigheter AB	8,033	285,338
	Nyfosa AB	30,997	523,180
	OEM International AB, Class B	4,190	94,255
*	Pandox AB, Class B	28,379	500,109
	Peab AB, Class B	106,789	1,342,299
	Platzer Fastigheter Holding AB, Class B	7,438	121,210
#	Pricer AB, Class B	36,633	109,604
	Proact IT Group AB	16,701	168,417
#*	Qliro AB	4,541	14,258
	Ratos AB, Class B	103,114	593,649
*	RaySearch Laboratories AB	6,442	45,802
Ω	Resurs Holding AB	53,508	288,350
	Rottneros AB	37,562	43,762
	Saab AB, Class B	22,869	637,547
	Sagax AB, Class B	5,373	210,296
	Samhallsbyggnadsbolaget i Norden AB	209,426	1,403,939
	Sandvik AB	58,823	1,491,675
#*	SAS AB	352,958	61,434
	Scandi Standard AB	26,009	129,679
	Sectra AB, Class B	32,550	792,150
	Securitas AB, Class B	68,998	1,143,068
	Semcon AB	7,306	104,752

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Sensys Gatso Group AB	93,608	$10,562
*Ω	Sinch AB	3,580	68,144
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,515,728
#	Skandinaviska Enskilda Banken AB, Class C	1,726	27,650
	Skanska AB, Class B	81,113	2,062,370
	SKF AB, Class A	2,558	60,273
	SKF AB, Class B	66,745	1,550,165
*	SkiStar AB	11,548	240,893
*	SSAB AB, Class A	2,266	12,934
*	SSAB AB, Class A	76,315	434,869
*	SSAB AB, Class B	12,844	64,109
*	SSAB AB, Class B	135,021	674,856
	Svenska Cellulosa AB SCA, Class A	4,431	69,946
	Svenska Cellulosa AB SCA, Class B	75,617	1,181,520
	Svenska Handelsbanken AB, Class A	92,886	1,064,690
#	Svenska Handelsbanken AB, Class B	1,473	18,610
	Sweco AB, Class B	22,845	363,768
#	Swedbank AB, Class A	52,408	1,136,661
	Swedish Match AB	92,220	813,122
*	Swedish Orphan Biovitrum AB	19,173	521,032
#	Systemair AB	14,792	142,774
	Tele2 AB, Class B	78,451	1,108,782
	Telefonaktiebolaget LM Ericsson, Class A	3,716	40,712
	Telefonaktiebolaget LM Ericsson, Class B	225,517	2,461,609
#	Telia Co. AB	275,374	1,084,656
	Tethys Oil AB	1,473	10,724
Ω	Thule Group AB	16,794	970,366
	Trelleborg AB, Class B	28,963	662,894
	Troax Group AB	14,558	596,021
	VBG Group AB, Class B	736	14,220
	Vitec Software Group AB, Class B	605	35,707
	Vitrolife AB	5,310	345,590
	Volati AB	870	19,467
	Volvo AB, Class A	37,610	889,143
	Volvo AB, Class B	272,897	6,363,726
	Wallenstam AB, Class B	13,602	238,733
	Wihlborgs Fastigheter AB	21,726	515,085
*	XSpray Pharma AB	901	6,506

TOTAL SWEDEN			97,611,047

SWITZERLAND — (5.0%)
	ABB Ltd.	92,764	3,068,932
	Adecco Group AG	38,956	1,962,604
	Alcon, Inc.	53,297	4,442,788
	Allreal Holding AG	5,690	1,203,411
	ALSO Holding AG	2,341	694,726
*	ams AG	64,780	1,282,535
*	APG SGA SA	491	110,967
	Arbonia AG	23,817	517,825
*	Aryzta AG	440,450	575,939
*	Ascom Holding AG	11,031	171,703
*	Autoneum Holding AG	1,342	210,072
	Bachem Holding AG, Class B	653	525,638
	Baloise Holding AG	12,833	2,045,068
	Banque Cantonale de Geneve	767	140,744
	Banque Cantonale Vaudoise	8,308	668,897
	Barry Callebaut AG	696	1,611,834
	Belimo Holding AG	1,220	709,290
	Bell Food Group AG	922	295,963

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bellevue Group AG	3,363	$150,989
	Berner Kantonalbank AG	1,899	436,693
	BKW AG	4,217	558,698
*	Bobst Group SA	2,840	231,272
	Bossard Holding AG, Class A	3,940	1,447,088
	Bucher Industries AG	2,792	1,409,099
	Burckhardt Compression Holding AG	883	371,904
	Burkhalter Holding AG	1,875	135,736
	Bystronic AG	651	895,115
	Calida Holding AG	2,268	120,191
	Carlo Gavazzi Holding AG	249	68,660
	Cembra Money Bank AG	9,320	622,152
	Chocoladefabriken Lindt & Spruengli AG	11	1,321,452
	Cicor Technologies Ltd.	1,175	75,247
	Cie Financiere Richemont SA	30,476	3,771,416
	Cie Financiere Tradition SA	938	114,164
	Clariant AG	80,561	1,696,013
	Coltene Holding AG	2,077	262,622
	Comet Holding AG	98	36,465
*	COSMO Pharmaceuticals NV	159	12,096
	Credit Suisse Group AG	172,760	1,796,999
#	Credit Suisse Group AG, Sponsored ADR	96,272	992,566
	Daetwyler Holding AG	1,579	614,289
	DKSH Holding AG	15,090	1,209,534
#	dormakaba Holding AG	982	727,862
*	Dottikon Es Holding AG	262	96,214
*	Dufry AG	19,303	1,022,021
	EFG International AG	44,266	310,463
	Emmi AG	776	809,772
	EMS-Chemie Holding AG	500	495,962
*	Feintool International Holding AG	1,181	69,681
*	Flughafen Zurich AG	7,710	1,392,326
	Forbo Holding AG	375	729,560
	Fundamenta Real Estate AG	489	10,547
Ω	Galenica AG	9,891	724,485
#*	GAM Holding AG	81,462	131,213
	Geberit AG	5,062	3,953,182
	Georg Fischer AG	1,751	2,649,354
	Givaudan SA	314	1,479,548
	Gurit Holding AG	219	380,184
	Helvetia Holding AG	15,359	1,827,580
	Hiag Immobilien Holding AG	1,172	124,090
#*	HOCHDORF Holding AG	378	16,932
	Holcim Ltd.	61,423	3,063,936
	Holcim Ltd.	6,741	337,969
	Huber & Suhner AG	6,475	575,951
*	Implenia AG	8,365	170,610
*	Ina Invest Holding AG	1,673	33,763
	Inficon Holding AG	699	896,891
	Interroll Holding AG	231	1,120,696
	Intershop Holding AG	287	179,516
	Investis Holding SA	981	109,214
	Julius Baer Group Ltd.	58,912	4,261,227
*	Jungfraubahn Holding AG	732	114,898
	Kardex Holding AG	3,616	1,115,325
*	Komax Holding AG	1,351	344,357
#	Kudelski SA	13,192	52,601
	Kuehne + Nagel International AG	6,968	2,194,575
	Landis+Gyr Group AG	5,217	358,656

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Lastminute.com NV	1,562	$74,870
	LEM Holding SA	135	327,297
	Liechtensteinische Landesbank AG	5,570	328,851
#	Logitech International SA	19,841	1,647,398
	Lonza Group AG	996	818,513
	Luzerner Kantonalbank AG	1,342	620,211
*Ω	Medacta Group SA	115	19,254
*Ω	Medmix AG	7,639	365,222
*	Meier Tobler Group AG	2,640	55,780
	Metall Zug AG	79	179,116
#*	Meyer Burger Technology AG	70,281	33,540
*	Mikron Holding AG	2,756	23,507
	Mobilezone Holding AG	16,695	224,657
	Mobimo Holding AG	2,487	838,160
	Nestle SA	285,492	37,658,443
	Novartis AG, Sponsored ADR	20,738	1,716,277
	Novartis AG	100,236	8,290,790
	OC Oerlikon Corp. AG	82,861	843,666
*	Orascom Development Holding AG	4,127	48,649
	Orior AG	2,610	268,052
	Partners Group Holding AG	2,148	3,752,458
	Peach Property Group AG	335	22,685
	Phoenix Mecano AG	286	139,174
	Plazza AG, Class A	322	117,113
	PSP Swiss Property AG	8,952	1,119,054
*	Rieter Holding AG	1,440	298,912
	Roche Holding AG	2,616	1,125,202
	Roche Holding AG	58,789	22,774,504
	Romande Energie Holding SA	61	90,573
	Schaffner Holding AG	112	34,779
	Schindler Holding AG	2,452	629,494
	Schweiter Technologies AG	520	746,766
*Ω	Sensirion Holding AG	338	48,713
	SFS Group AG	5,236	705,260
	SGS SA	757	2,241,113
	Siegfried Holding AG	1,662	1,598,582
	SIG Combibloc Group AG	58,243	1,523,211
	Sika AG	19,260	6,524,895
	Sonova Holding AG	4,942	2,047,824
	St Galler Kantonalbank AG	1,226	565,058
	Straumann Holding AG	303	630,754
	Sulzer AG	7,639	750,952
	Swatch Group AG	6,459	1,777,804
	Swatch Group AG	11,351	603,864
	Swiss Life Holding AG	6,424	3,523,990
	Swiss Prime Site AG	25,105	2,552,332
	Swiss Re AG	35,528	3,441,793
*	Swiss Steel Holding AG	196,120	75,307
	Swisscom AG	6,991	3,806,769
	Swissquote Group Holding SA	3,796	770,015
	Tecan Group AG	446	273,265
	Temenos AG	15,969	2,444,798
	Thurgauer Kantonalbank	389	44,856
#*	Tornos Holding AG	3,541	28,946
*	TX Group AG	1,055	174,292
*	u-blox Holding AG	3,181	232,793
	UBS Group AG	204,461	3,721,738
	Valiant Holding AG	5,043	499,167
*	Valora Holding AG	1,777	338,180

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Varia U.S. Properties AG	573	$26,421
Ω	VAT Group AG	3,851	1,840,896
	Vaudoise Assurances Holding SA	417	210,125
	Vetropack Holding AG	4,850	298,524
	Vifor Pharma AG	10,885	1,405,534
	Vontobel Holding AG	11,746	1,087,786
	VP Bank AG, Class A	1,705	191,985
	VZ Holding AG	3,945	400,488
*	V-ZUG Holding AG	790	111,156
	Walliser Kantonalbank	123	13,581
	Warteck Invest AG	23	60,553
	Ypsomed Holding AG	1,038	171,857
	Zehnder Group AG	4,844	521,404
	Zueblin Immobilien Holding AG	454	13,454
	Zug Estates Holding AG, Class B	34	73,513
	Zuger Kantonalbank AG	25	179,209
	Zurich Insurance Group AG	8,820	3,909,205

TOTAL SWITZERLAND			207,165,486

TAIWAN — (5.4%)
	ABC Taiwan Electronics Corp.	35,544	36,559
	Abico Avy Co. Ltd.	46,062	42,797
	Ability Enterprise Co. Ltd.	123,988	87,229
*	Ability Opto-Electronics Technology Co. Ltd.	29,083	75,746
	AcBel Polytech, Inc.	76,000	94,721
	Accton Technology Corp.	119,000	1,040,398
#	Acer, Inc.	779,000	729,129
	ACES Electronic Co. Ltd.	37,000	63,281
	Acter Group Corp. Ltd.	29,735	198,534
	Action Electronics Co. Ltd.	63,000	31,600
#	ADATA Technology Co. Ltd.	89,000	266,690
	Addcn Technology Co. Ltd.	4,000	36,453
	Advanced Ceramic X Corp.	8,000	99,097
#	Advanced International Multitech Co. Ltd.	60,000	170,840
*	Advanced Lithium Electrochemistry Cayman Co. Ltd.	12,304	20,353
*	Advanced Optoelectronic Technology, Inc.	31,000	27,260
	Advancetek Enterprise Co. Ltd.	96,571	87,183
	Advantech Co. Ltd.	27,055	353,826
	Aerospace Industrial Development Corp.	150,000	152,200
*	AGV Products Corp.	191,875	70,162
	Airtac International Group	21,122	632,012
*	ALI Corp.	44,901	45,976
#	Allied Circuit Co. Ltd.	13,000	67,357
	Allis Electric Co. Ltd.	37,875	32,333
	Alltek Technology Corp.	22,260	24,252
#	Alpha Networks, Inc.	133,072	129,281
#	Altek Corp.	121,000	164,009
#	Amazing Microelectronic Corp.	21,114	155,602
*	Ambassador Hotel	109,000	118,796
	Ampire Co. Ltd.	28,000	24,255
	AmTRAN Technology Co. Ltd.	328,000	208,771
	Anpec Electronics Corp.	10,799	71,159
	Apac Opto Electronics, Inc.	10,000	11,085
	Apacer Technology, Inc.	35,750	55,921
	APAQ Technology Co. Ltd.	17,267	31,588
	APCB, Inc.	64,000	49,602
	Apex Biotechnology Corp.	32,000	26,403
#	Apex International Co. Ltd.	53,550	150,577
	Apex Science & Engineering	70,000	26,976

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Arcadyan Technology Corp.	43,540	$164,685
	Ardentec Corp.	268,990	576,381
#	Argosy Research, Inc.	23,714	78,365
#	ASE Technology Holding Co. Ltd., ADR	8,500	60,520
	ASE Technology Holding Co. Ltd.	688,931	2,464,317
	Asia Cement Corp.	384,000	611,623
	Asia Electronic Material Co. Ltd.	26,000	19,338
	Asia Optical Co., Inc.	63,000	201,150
*	Asia Pacific Telecom Co. Ltd.	685,581	202,699
*	Asia Plastic Recycling Holding Ltd.	96,159	25,336
#	Asia Polymer Corp.	171,319	241,286
	Asia Vital Components Co. Ltd.	107,000	319,737
	ASMedia Technology, Inc.	2,260	132,467
	ASPEED Technology, Inc.	5,000	501,571
	Asustek Computer, Inc.	97,000	1,233,240
	Aten International Co. Ltd.	33,000	100,207
#	AU Optronics Corp.	2,279,000	1,566,181
	Audix Corp.	34,000	69,741
	AURAS Technology Co. Ltd.	28,000	160,992
	Aurora Corp.	14,100	45,043
	Avalue Technology, Inc.	20,000	35,500
	Axiomtek Co. Ltd.	10,000	18,859
	Bank of Kaohsiung Co. Ltd.	237,733	96,264
	Baolong International Co. Ltd.	21,000	15,028
	Basso Industry Corp.	40,000	61,931
	BenQ Materials Corp.	46,000	65,176
	BES Engineering Corp.	618,000	195,496
	Bin Chuan Enterprise Co. Ltd.	22,000	19,538
	Biostar Microtech International Corp.	38,000	27,660
	Bioteque Corp.	15,000	59,155
#	Bizlink Holding, Inc.	48,488	448,207
	Bright Led Electronics Corp.	41,000	34,624
#	Brighton-Best International Taiwan, Inc.	98,423	122,971
	C Sun Manufacturing Ltd.	59,165	96,734
*	Cameo Communications, Inc.	90,763	43,863
	Capital Futures Corp.	46,628	64,877
	Capital Securities Corp.	787,680	429,913
	Career Technology MFG. Co. Ltd.	132,250	119,285
	Carnival Industrial Corp.	90,999	44,241
	Caswell, Inc.	10,000	33,145
	Catcher Technology Co. Ltd.	161,000	933,544
	Cathay Financial Holding Co. Ltd.	985,653	2,054,586
	Cathay Real Estate Development Co. Ltd.	296,000	207,620
	Cayman Engley Industrial Co. Ltd.	10,654	24,933
#	Celxpert Energy Corp.	32,000	53,516
	Center Laboratories, Inc.	112,171	268,292
	Central Reinsurance Co. Ltd.	59,850	60,399
#	Century Iron & Steel Industrial Co. Ltd.	32,000	130,362
	Chailease Holding Co. Ltd.	192,535	1,844,013
*	Chain Chon Industrial Co. Ltd.	47,000	35,851
	ChainQui Construction Development Co. Ltd.	29,594	19,554
*	Champion Building Materials Co. Ltd.	118,000	45,609
	Champion Microelectronic Corp.	9,000	23,221
	Chang Hwa Commercial Bank Ltd.	1,088,107	642,547
	Chang Wah Electromaterials, Inc.	116,000	141,109
#	Chang Wah Technology Co. Ltd.	30,000	112,564
	Channel Well Technology Co. Ltd.	48,000	70,312
	Chant Sincere Co. Ltd.	19,000	27,245
	Charoen Pokphand Enterprise	70,000	201,369

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CHC Healthcare Group	34,000	$44,954
	CHC Resources Corp.	33,000	53,451
	Chen Full International Co. Ltd.	38,000	56,317
#	Chenbro Micom Co. Ltd.	23,000	62,271
*	Cheng Fwa Industrial Co. Ltd.	36,000	18,394
#	Cheng Loong Corp.	271,000	332,004
*	Cheng Mei Materials Technology Corp.	197,000	84,366
	Cheng Shin Rubber Industry Co. Ltd.	445,000	546,166
	Cheng Uei Precision Industry Co. Ltd.	175,000	243,278
#	Chenming Electronic Technology Corp.	32,000	15,550
	Chia Chang Co. Ltd.	40,000	67,067
#	Chia Hsin Cement Corp.	215,000	156,239
	Chian Hsing Forging Industrial Co. Ltd.	16,000	24,713
	Chicony Electronics Co. Ltd.	257,773	737,108
#	Chicony Power Technology Co. Ltd.	54,481	136,767
	Chief Telecom, Inc.	4,000	41,063
	Chieftek Precision Co. Ltd.	15,500	48,376
	Chien Kuo Construction Co. Ltd.	87,200	41,128
	Chilisin Electronics Corp.	95,674	296,818
*	China Airlines Ltd.	1,491,000	923,270
#	China Bills Finance Corp.	341,000	204,367
	China Chemical & Pharmaceutical Co. Ltd.	95,000	75,525
	China Development Financial Holding Corp.	2,797,000	1,429,626
	China Electric Manufacturing Corp.	91,530	38,026
	China Fineblanking Technology Co. Ltd.	17,018	25,616
	China General Plastics Corp.	64,626	86,389
	China Glaze Co. Ltd.	48,000	25,178
	China Life Insurance Co. Ltd.	376,693	393,747
	China Man-Made Fiber Corp.	633,861	231,884
	China Metal Products	121,000	139,320
	China Motor Corp.	105,200	262,068
*	China Petrochemical Development Corp.	1,335,450	581,898
	China Steel Chemical Corp.	35,000	155,559
	China Steel Corp.	1,656,000	1,996,567
	China Steel Structure Co. Ltd.	45,000	89,817
	China Wire & Cable Co. Ltd.	31,000	30,206
#	Chinese Maritime Transport Ltd.	33,000	66,813
	Ching Feng Home Fashions Co. Ltd.	58,000	41,800
	Chin-Poon Industrial Co. Ltd.	184,000	198,154
	Chipbond Technology Corp.	196,000	454,953
	ChipMOS Technologies, Inc.	281,133	467,484
	Chlitina Holding Ltd.	20,000	171,667
	Chong Hong Construction Co. Ltd.	64,100	170,131
#	Chroma ATE, Inc.	38,000	248,154
#	Chun Yuan Steel Industry Co. Ltd.	185,000	151,182
#	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	164,638
	Chung Hung Steel Corp.	149,000	188,000
#*	Chung Hwa Pulp Corp.	171,228	137,055
	Chunghwa Precision Test Tech Co. Ltd.	2,000	57,255
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	134,300
	Chunghwa Telecom Co. Ltd.	133,000	527,778
	Chyang Sheng Dyeing & Finishing Co. Ltd.	54,000	27,006
	Cleanaway Co. Ltd.	32,000	246,374
	Clevo Co.	215,000	266,525
	CMC Magnetics Corp.	479,712	152,353
	Compal Electronics, Inc.	1,172,000	1,031,429
	Compeq Manufacturing Co. Ltd.	524,000	762,552
	Compucase Enterprise	13,000	14,554
#	Concord Securities Co. Ltd.	227,424	96,876

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Concraft Holding Co. Ltd.	15,889	$32,408
	Continental Holdings Corp.	179,000	162,364
	Contrel Technology Co. Ltd.	49,000	34,833
	Coremax Corp.	18,109	112,186
	Coretronic Corp.	199,000	411,904
#	Co-Tech Development Corp.	90,552	244,551
	Cowealth Medical Holding Co. Ltd.	18,480	16,390
*	Crowell Development Corp.	16,000	12,491
*	CSBC Corp. Taiwan	95,094	74,641
	CTBC Financial Holding Co. Ltd.	2,310,563	1,929,457
	CTCI Corp.	206,000	269,930
	Cub Elecparts, Inc.	7,081	43,600
	CviLux Corp.	28,360	48,954
	Cyberlink Corp.	23,000	74,928
	CyberPower Systems, Inc.	17,000	46,179
	CyberTAN Technology, Inc.	149,000	142,116
	Cypress Technology Co. Ltd.	20,062	42,696
	DA CIN Construction Co. Ltd.	111,000	121,195
	Dadi Early-Childhood Education Group Ltd.	8,352	45,412
	Dafeng TV Ltd.	12,000	18,673
*	Da-Li Development Co. Ltd.	77,538	85,041
	Darfon Electronics Corp.	95,000	142,855
*	Darwin Precisions Corp.	169,000	67,787
	Daxin Materials Corp.	26,900	89,006
	De Licacy Industrial Co. Ltd.	80,011	44,168
	Delta Electronics, Inc.	47,365	418,109
	Depo Auto Parts Ind Co. Ltd.	49,000	99,121
	Dimerco Data System Corp.	12,099	27,653
	Dimerco Express Corp.	19,440	60,328
	D-Link Corp.	183,800	135,552
	Dyaco International, Inc.	6,000	14,029
	Dynamic Electronics Co. Ltd.	89,086	67,406
#	Dynapack International Technology Corp.	48,000	165,984
#	E Ink Holdings, Inc.	227,000	752,554
	E.Sun Financial Holding Co. Ltd.	1,683,236	1,608,369
	Eastern Media International Corp.	97,850	112,132
	Eclat Textile Co. Ltd.	39,583	865,013
	ECOVE Environment Corp.	6,000	50,322
#	Edimax Technology Co. Ltd.	97,000	37,714
	Edison Opto Corp.	22,000	16,581
	Edom Technology Co. Ltd.	72,013	88,214
	eGalax_eMPIA Technology, Inc.	18,938	52,073
	Egis Technology, Inc.	37,000	176,221
	Elan Microelectronics Corp.	64,900	390,722
	E-LIFE MALL Corp.	23,000	68,982
	Elite Advanced Laser Corp.	28,768	57,807
	Elite Material Co. Ltd.	131,000	1,134,512
	Elite Semiconductor Microelectronics Technology, Inc.	71,000	365,078
	Elitegroup Computer Systems Co. Ltd.	104,000	88,666
	eMemory Technology, Inc.	18,000	1,495,179
	Emerging Display Technologies Corp.	31,000	20,545
	Ennoconn Corp.	21,022	139,376
*	Ennostar, Inc.	228,450	601,196
	EnTie Commercial Bank Co. Ltd.	251,000	150,667
	Eson Precision Ind Co. Ltd.	30,000	72,201
	Eternal Materials Co. Ltd.	250,029	331,478
	Eurocharm Holdings Co. Ltd.	13,000	72,758
*	Eva Airways Corp.	1,294,922	878,876
*	Everest Textile Co. Ltd.	164,535	57,641

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	215,000	$209,958
	Evergreen Marine Corp. Taiwan Ltd.	764,681	2,751,843
#	Everlight Chemical Industrial Corp.	171,405	158,005
	Everlight Electronics Co. Ltd.	180,000	321,450
#*	Everspring Industry Co. Ltd.	41,000	32,332
	Excelliance Mos Corp.	7,000	48,426
	Excelsior Medical Co. Ltd.	54,347	108,123
	Far Eastern Department Stores Ltd.	374,000	297,350
	Far Eastern International Bank	1,154,036	434,040
	Far Eastern New Century Corp.	544,100	569,861
	Far EasTone Telecommunications Co. Ltd.	185,000	407,079
	Farcent Enterprise Co. Ltd.	5,000	11,423
	Farglory Land Development Co. Ltd.	97,000	234,423
*	Federal Corp.	159,926	154,698
	Feedback Technology Corp.	7,700	19,632
#	Feng Hsin Steel Co. Ltd.	165,000	464,043
	Feng TAY Enterprise Co. Ltd.	67,958	528,787
	First Financial Holding Co. Ltd.	1,423,001	1,171,579
	First Hi-Tec Enterprise Co. Ltd.	27,554	63,395
	First Hotel	48,000	24,957
	First Insurance Co. Ltd.	96,000	45,916
	First Steamship Co. Ltd.	280,468	129,382
	FIT Holding Co. Ltd.	9,000	10,797
#	Fittech Co. Ltd.	6,000	45,411
	FLEXium Interconnect, Inc.	121,112	419,609
	Flytech Technology Co. Ltd.	31,297	82,002
	FocalTech Systems Co. Ltd.	39,000	224,803
	Forest Water Environment Engineering Co. Ltd.	18,190	22,302
	Formosa Advanced Technologies Co. Ltd.	50,000	68,099
	Formosa Chemicals & Fibre Corp.	297,000	861,800
	Formosa International Hotels Corp.	18,672	99,886
*	Formosa Laboratories, Inc.	40,544	86,749
	Formosa Oilseed Processing Co. Ltd.	14,000	26,088
	Formosa Petrochemical Corp.	29,000	104,409
	Formosa Plastics Corp.	166,000	642,994
	Formosa Sumco Technology Corp.	7,000	39,795
#	Formosa Taffeta Co. Ltd.	266,000	287,173
	Formosan Rubber Group, Inc.	107,110	86,924
	Formosan Union Chemical	127,945	93,895
	Fortune Electric Co. Ltd.	21,000	27,761
	Founding Construction & Development Co. Ltd.	72,000	48,975
	Foxconn Technology Co. Ltd.	221,535	550,052
	Foxsemicon Integrated Technology, Inc.	36,357	268,357
	Froch Enterprise Co. Ltd.	89,000	91,130
	FSP Technology, Inc.	45,000	65,640
	Fubon Financial Holding Co. Ltd.	719,292	1,901,393
	Fulgent Sun International Holding Co. Ltd.	43,432	161,060
	Fullerton Technology Co. Ltd.	51,000	31,631
*	Fulltech Fiber Glass Corp.	128,270	81,036
	Fusheng Precision Co. Ltd.	5,000	33,942
	Fwusow Industry Co. Ltd.	57,000	43,260
#	G Shank Enterprise Co. Ltd.	49,000	117,270
	Gamania Digital Entertainment Co. Ltd.	54,000	112,277
*	GCS Holdings, Inc.	9,000	15,778
	GEM Services, Inc.	25,210	90,572
	Gemtek Technology Corp.	153,000	150,760
	General Interface Solution Holding Ltd.	81,000	283,480
	General Plastic Industrial Co. Ltd.	20,480	19,336
	Generalplus Technology, Inc.	19,000	44,917

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Genesys Logic, Inc.	20,000	$104,046
#	Genius Electronic Optical Co. Ltd.	35,616	549,073
	GeoVision, Inc.	22,977	26,038
	Getac Technology Corp.	163,000	307,019
	GFC Ltd.	15,000	35,417
	Giant Manufacturing Co. Ltd.	54,000	627,170
*	Giantplus Technology Co. Ltd.	117,000	49,538
	Gigabyte Technology Co. Ltd.	78,000	316,736
#*	Gigastorage Corp.	76,037	68,513
	Ginko International Co. Ltd.	13,650	99,076
	Global Brands Manufacture Ltd.	111,320	142,036
	Global Lighting Technologies, Inc.	15,000	43,530
	Global Mixed Mode Technology, Inc.	10,000	81,055
	Global PMX Co. Ltd.	5,000	31,637
	Global Unichip Corp.	11,000	237,395
	Globalwafers Co. Ltd.	33,000	905,454
	Globe Union Industrial Corp.	99,000	54,756
	Gloria Material Technology Corp.	165,680	126,541
	Gold Circuit Electronics Ltd.	77,000	184,465
	Goldsun Building Materials Co. Ltd.	284,338	263,281
	Good Will Instrument Co. Ltd.	25,000	23,975
	Gourmet Master Co. Ltd.	40,237	189,900
	Grand Fortune Securities Co. Ltd.	63,397	36,495
	Grand Ocean Retail Group Ltd.	31,000	21,498
	Grand Pacific Petrochemical	385,000	374,674
	Grand Plastic Technology Corp.	3,000	39,276
	GrandTech CG Systems, Inc.	25,200	45,386
	Grape King Bio Ltd.	32,000	186,511
	Great China Metal Industry	77,000	71,510
	Great Taipei Gas Co. Ltd.	75,000	89,408
	Great Tree Pharmacy Co. Ltd.	3,891	28,726
	Great Wall Enterprise Co. Ltd.	210,068	405,533
	Greatek Electronics, Inc.	148,000	424,045
*††	Green Energy Technology, Inc.	133,000	287
	GTM Holdings Corp.	52,000	46,790
#	Hannstar Board Corp.	127,602	191,648
#	HannStar Display Corp.	987,000	501,846
	HannsTouch Solution, Inc.	188,079	80,543
	Hanpin Electron Co. Ltd.	14,000	14,259
	Harvatek Corp.	62,000	55,831
	Heran Co. Ltd.	3,000	12,642
	Hey Song Corp.	106,000	133,316
	Highlight Tech Corp.	23,871	36,537
	Highwealth Construction Corp.	176,330	284,725
	HIM International Music, Inc.	11,900	37,715
	Hiroca Holdings Ltd.	26,000	45,662
	Hitron Technology, Inc.	38,559	29,140
	Hiwin Technologies Corp.	51,878	577,700
#	Ho Tung Chemical Corp.	399,125	149,508
	Hocheng Corp.	129,000	66,132
	Holiday Entertainment Co. Ltd.	18,000	40,269
	Holtek Semiconductor, Inc.	48,000	178,394
	Holy Stone Enterprise Co. Ltd.	38,500	163,743
	Hon Hai Precision Industry Co. Ltd.	715,624	2,762,551
	Hong Pu Real Estate Development Co. Ltd.	97,000	75,933
	Hong TAI Electric Industrial	66,000	62,934
	Hong YI Fiber Industry Co.	56,000	47,828
	Horizon Securities Co. Ltd.	113,000	65,641
#	Hota Industrial Manufacturing Co. Ltd.	65,263	220,779

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hotai Finance Co. Ltd.	39,000	$123,882
	Hotai Motor Co. Ltd.	36,000	792,724
	Hotron Precision Electronic Industrial Co. Ltd.	21,502	46,373
	Hsin Yung Chien Co. Ltd.	16,390	73,672
	Hsing TA Cement Co.	70,000	53,054
*	HTC Corp.	145,000	342,656
	Hu Lane Associate, Inc.	29,725	143,926
	HUA ENG Wire & Cable Co. Ltd.	132,000	100,433
	Hua Nan Financial Holdings Co. Ltd.	1,097,733	803,800
	Huaku Development Co. Ltd.	83,000	271,506
	Huang Hsiang Construction Corp.	35,000	45,991
	Hung Ching Development & Construction Co. Ltd.	54,000	58,115
	Hung Sheng Construction Ltd.	205,664	178,514
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	38,806
	Ibase Technology, Inc.	49,345	69,239
	IBF Financial Holdings Co. Ltd.	1,076,561	615,820
	Ichia Technologies, Inc.	119,000	69,525
#*	I-Chiun Precision Industry Co. Ltd.	38,851	82,417
	IEI Integration Corp.	47,340	75,453
	Infortrend Technology, Inc.	88,000	45,387
	Innodisk Corp.	26,782	185,070
#	Innolux Corp.	2,325,000	1,398,559
	Inpaq Technology Co. Ltd.	22,800	48,167
	Intai Technology Corp.	8,400	25,696
	Integrated Service Technology, Inc.	27,109	50,411
	IntelliEPI, Inc.	8,000	21,835
	International CSRC Investment Holdings Co.	291,562	252,157
	International Games System Co. Ltd.	18,000	463,686
	Inventec Corp.	670,000	640,793
	Iron Force Industrial Co. Ltd.	14,000	35,390
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	38,237
	ITE Technology, Inc.	43,000	161,264
#	ITEQ Corp.	104,029	481,521
	Jarllytec Co. Ltd.	21,000	39,988
	Jean Co. Ltd.	23,395	9,774
	Jentech Precision Industrial Co. Ltd.	5,000	66,503
	Jess-Link Products Co. Ltd.	30,250	38,298
	Jia Wei Lifestyle, Inc.	5,442	15,968
	Jih Lin Technology Co. Ltd.	28,000	123,156
#	Jinan Acetate Chemical Co. Ltd.	5,750	20,692
*	Jinli Group Holdings Ltd.	57,008	29,661
	Johnson Health Tech Co. Ltd.	4,000	8,400
	Jourdeness Group Ltd.	21,000	57,512
	K Laser Technology, Inc.	44,000	31,880
#	Kaimei Electronic Corp.	38,900	121,870
	Kaori Heat Treatment Co. Ltd.	13,000	23,533
	Kaulin Manufacturing Co. Ltd.	45,000	23,748
	KEE TAI Properties Co. Ltd.	185,000	87,355
	Kenda Rubber Industrial Co. Ltd.	133,015	146,496
#	Kenmec Mechanical Engineering Co. Ltd.	44,000	44,048
#	Kerry TJ Logistics Co. Ltd.	45,000	70,313
#	Key Ware Electronics Co. Ltd.	61,129	32,645
	Kindom Development Co. Ltd.	68,200	94,148
	King Chou Marine Technology Co. Ltd.	36,340	45,594
	King Slide Works Co. Ltd.	9,000	138,302
	King Yuan Electronics Co. Ltd.	511,000	733,228
	King’s Town Bank Co. Ltd.	388,000	579,354
*	King’s Town Construction Co. Ltd.	34,000	44,707
	Kinik Co.	29,000	78,860

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CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Kinko Optical Co. Ltd.	28,365	$30,116
	Kinpo Electronics	566,000	264,806
	Kinsus Interconnect Technology Corp.	95,000	836,055
	KMC Kuei Meng International, Inc.	15,300	111,474
	KS Terminals, Inc.	32,000	111,726
	Kung Long Batteries Industrial Co. Ltd.	33,000	167,426
	Kung Sing Engineering Corp.	190,573	58,787
	Kuo Toong International Co. Ltd.	80,315	61,952
	Kuo Yang Construction Co. Ltd.	84,360	72,847
	Kwong Lung Enterprise Co. Ltd.	20,000	30,167
	KYE Systems Corp.	99,000	37,853
	L&K Engineering Co. Ltd.	71,000	74,660
	La Kaffa International Co. Ltd.	11,000	39,010
*	LAN FA Textile	93,000	41,011
	Land Mark Optoelectronics Corp.	10,000	64,354
#	Lanner Electronics, Inc.	33,048	59,117
	Largan Precision Co. Ltd.	9,000	670,673
	Laser Tek Taiwan Co. Ltd.	14,000	15,088
*	Lealea Enterprise Co. Ltd.	339,000	140,987
	Ledlink Optics, Inc.	17,850	18,385
	LEE CHI Enterprises Co. Ltd.	36,000	32,485
	Lemtech Holdings Co. Ltd.	9,656	51,599
*	Li Cheng Enterprise Co. Ltd.	25,785	18,049
*	Li Peng Enterprise Co. Ltd.	236,600	88,384
	Lian HWA Food Corp.	34,426	82,312
	Lida Holdings Ltd.	28,240	32,001
	Lien Hwa Industrial Holdings Corp.	151,554	304,322
	Lifestyle Global Enterprise, Inc.	11,000	13,941
*	Lingsen Precision Industries Ltd.	174,000	158,135
	Lite-On Technology Corp.	646,417	1,426,500
*	Long Bon International Co. Ltd.	97,100	62,525
	Long Da Construction & Development Corp.	61,000	44,369
	Longchen Paper & Packaging Co. Ltd.	270,169	234,163
	Longwell Co.	24,000	48,646
	Lotes Co. Ltd.	34,303	714,709
	Lotus Pharmaceutical Co. Ltd.	22,000	74,358
	Lu Hai Holding Corp.	16,005	23,053
	Lumax International Corp. Ltd.	21,600	55,310
	Lung Yen Life Service Corp.	49,000	79,282
	Macauto Industrial Co. Ltd.	17,000	49,851
	Machvision, Inc.	9,358	79,034
#	Macronix International Co. Ltd.	628,798	889,671
	Makalot Industrial Co. Ltd.	52,865	461,371
	Marketech International Corp.	9,000	37,859
	Materials Analysis Technology, Inc.	27,257	140,814
	Mayer Steel Pipe Corp.	64,000	69,698
	MediaTek, Inc.	61,000	2,007,674
	Mega Financial Holding Co. Ltd.	1,129,975	1,357,935
	Meiloon Industrial Co.	33,750	33,970
	Mercuries & Associates Holding Ltd.	201,930	168,292
*	Mercuries Life Insurance Co. Ltd.	512,694	169,088
	Merida Industry Co. Ltd.	13,000	135,412
	Merry Electronics Co. Ltd.	40,854	120,862
*	Microbio Co. Ltd.	5,491	12,476
	Micro-Star International Co. Ltd.	66,000	333,071
	Mildef Crete, Inc.	18,000	38,149
*	MIN AIK Technology Co. Ltd.	58,600	46,696
	Mirle Automation Corp.	61,000	91,819
	Mitac Holdings Corp.	403,560	417,660

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	momo.com, Inc.	10,400	$670,179
	MPI Corp.	13,000	60,088
	Nak Sealing Technologies Corp.	19,000	59,802
	Namchow Holdings Co. Ltd.	87,000	151,292
	Nan Kang Rubber Tire Co. Ltd.	103,000	148,169
#	Nan Liu Enterprise Co. Ltd.	7,000	31,016
	Nan Ya Plastics Corp.	220,000	675,149
	Nan Ya Printed Circuit Board Corp.	10,000	176,942
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	17,426
#	Nantex Industry Co. Ltd.	52,780	155,179
	Nanya Technology Corp.	255,432	612,455
	National Aerospace Fasteners Corp.	8,000	16,859
	Netronix, Inc.	31,000	63,675
	New Best Wire Industrial Co. Ltd.	14,400	18,614
#	New Era Electronics Co. Ltd.	29,000	23,484
	Nexcom International Co. Ltd.	13,000	10,907
	Nichidenbo Corp.	72,030	130,724
	Nidec Chaun-Choung Technology Corp.	3,000	18,079
	Nien Hsing Textile Co. Ltd.	51,245	38,458
	Nien Made Enterprise Co. Ltd.	46,000	632,179
	Nishoku Technology, Inc.	16,000	48,669
	Nova Technology Corp.	5,000	26,370
#	Novatek Microelectronics Corp.	120,000	1,799,873
#	O-Bank Co. Ltd.	458,620	128,647
	Ocean Plastics Co. Ltd.	52,000	61,887
*	Oneness Biotech Co. Ltd.	8,000	75,511
	OptoTech Corp.	117,889	182,442
	Orient Europharma Co. Ltd.	8,000	11,702
*	Orient Semiconductor Electronics Ltd.	203,107	181,724
*	Oriental Union Chemical Corp.	263,000	226,200
	O-TA Precision Industry Co. Ltd.	21,422	134,289
	Pacific Construction Co.	29,000	10,268
	Pacific Hospital Supply Co. Ltd.	16,496	41,336
	Paiho Shih Holdings Corp.	47,472	64,106
	Pan German Universal Motors Ltd.	3,000	23,151
#	Pan Jit International, Inc.	103,700	420,391
#	Pan-International Industrial Corp.	165,000	241,160
#	Parade Technologies Ltd.	8,000	515,356
*	Paragon Technologies Co. Ltd.	26,000	22,373
	Parpro Corp.	19,000	17,804
	PChome Online, Inc.	11,000	57,422
	PCL Technologies, Inc.	6,610	20,056
	P-Duke Technology Co. Ltd.	23,968	61,662
	Pegatron Corp.	533,000	1,304,805
	Pegavision Corp.	2,000	39,265
	PharmaEngine, Inc.	12,000	25,476
*††	Pharmally International Holding Co. Ltd.	10,983	4,191
*	Phihong Technology Co. Ltd.	114,222	151,444
	Phison Electronics Corp.	40,000	564,012
	Pixart Imaging, Inc.	14,000	79,567
	Planet Technology Corp.	14,000	33,790
	Plastron Precision Co. Ltd.	28,126	13,463
	Plotech Co. Ltd.	24,000	21,421
	Polytronics Technology Corp.	12,564	56,014
	Posiflex Technology, Inc.	17,284	56,602
	Pou Chen Corp.	666,000	816,794
	Power Wind Health Industry, Inc.	11,968	62,428
	Powertech Technology, Inc.	394,000	1,382,465
	Poya International Co. Ltd.	19,756	353,846

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	President Chain Store Corp.	79,000	$798,456
	President Securities Corp.	455,652	371,185
	Primax Electronics Ltd.	181,000	335,927
	Prince Housing & Development Corp.	421,000	200,860
	Pro Hawk Corp.	3,000	19,431
	Promate Electronic Co. Ltd.	39,000	54,459
	Prosperity Dielectrics Co. Ltd.	18,086	35,385
	Qisda Corp.	646,000	721,712
	QST International Corp.	23,000	48,733
	Qualipoly Chemical Corp.	21,000	31,055
	Quang Viet Enterprise Co. Ltd.	17,000	77,064
	Quanta Computer, Inc.	350,000	983,325
	Quanta Storage, Inc.	62,000	86,449
	Quintain Steel Co. Ltd.	54,309	39,871
	Radiant Opto-Electronics Corp.	159,000	557,089
	Radium Life Tech Co. Ltd.	287,089	108,632
#	Rafael Microelectronics, Inc.	10,821	132,293
*	RDC Semiconductor Co. Ltd.	10,000	143,341
	Realtek Semiconductor Corp.	73,000	1,313,097
	Rechi Precision Co. Ltd.	170,000	114,167
	Rexon Industrial Corp. Ltd.	33,000	79,489
	Rich Development Co. Ltd.	251,000	82,675
#	RichWave Technology Corp.	11,620	120,831
*	Ritek Corp.	354,084	124,689
	Rodex Fasteners Corp.	13,000	16,264
*	Roo Hsing Co. Ltd.	204,000	61,987
	Ruentex Development Co. Ltd.	388,399	991,250
#	Ruentex Industries Ltd.	180,960	706,156
	Sampo Corp.	104,400	111,194
	San Fang Chemical Industry Co. Ltd.	75,679	58,826
	San Far Property Ltd.	128,925	70,585
	San Shing Fastech Corp.	44,000	93,294
	Sanitar Co. Ltd.	13,000	16,333
	Sanyang Motor Co. Ltd.	219,000	213,414
	Savior Lifetec Corp.	41,074	30,204
	SCI Pharmtech, Inc.	15,600	43,770
	Scientech Corp.	20,000	49,641
	ScinoPharm Taiwan Ltd.	13,000	11,589
#	SDI Corp.	57,000	340,874
	Senao International Co. Ltd.	28,000	32,091
	Senao Networks, Inc.	10,000	33,534
	Sensortek Technology Corp.	3,000	62,689
	Sercomm Corp.	85,000	194,849
	Sesoda Corp.	79,104	87,459
	Shanghai Commercial & Savings Bank Ltd.	367,000	581,204
	Shan-Loong Transportation Co. Ltd.	44,000	55,794
	Sharehope Medicine Co. Ltd.	15,421	15,079
	Sheng Yu Steel Co. Ltd.	40,000	48,025
	ShenMao Technology, Inc.	21,000	53,670
	Shih Her Technologies, Inc.	19,000	49,356
*	Shih Wei Navigation Co. Ltd.	126,591	186,693
#	Shihlin Electric & Engineering Corp.	127,000	238,871
	Shin Kong Financial Holding Co. Ltd.	3,171,243	1,117,662
	Shin Zu Shing Co. Ltd.	52,980	190,066
*	Shining Building Business Co. Ltd.	191,632	76,477
	Shinkong Insurance Co. Ltd.	78,000	129,445
	Shinkong Synthetic Fibers Corp.	548,000	371,781
	Shinkong Textile Co. Ltd.	14,000	20,785
	Shiny Chemical Industrial Co. Ltd.	30,888	148,107

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shuttle, Inc.	154,000	$65,355
	Sigurd Microelectronics Corp.	233,226	492,970
	Silergy Corp.	1,000	165,205
	Simplo Technology Co. Ltd.	34,600	372,758
	Sinbon Electronics Co. Ltd.	35,064	290,123
	Sincere Navigation Corp.	133,900	133,732
	Single Well Industrial Corp.	20,700	20,595
	Sinher Technology, Inc.	28,000	42,553
	Sinmag Equipment Corp.	17,420	67,100
	Sino-American Silicon Products, Inc.	268,000	1,835,709
#	Sinon Corp.	180,000	157,705
	SinoPac Financial Holdings Co. Ltd.	2,199,445	1,120,149
#	Sinphar Pharmaceutical Co. Ltd.	30,340	31,843
	Sinyi Realty, Inc.	80,544	96,494
	Sirtec International Co. Ltd.	42,800	40,289
#	Sitronix Technology Corp.	51,000	489,688
#	Siward Crystal Technology Co. Ltd.	64,000	77,426
	Soft-World International Corp.	21,000	67,847
	Solar Applied Materials Technology Corp.	98,398	177,379
	Solomon Technology Corp.	56,000	34,964
	Solteam, Inc.	11,110	27,599
	Sonix Technology Co. Ltd.	29,000	89,718
	Speed Tech Corp.	28,000	85,656
#	Spirox Corp.	29,000	29,937
#	Sporton International, Inc.	17,315	140,683
	St Shine Optical Co. Ltd.	17,000	180,590
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	44,436
	Standard Foods Corp.	114,402	213,257
	Stark Technology, Inc.	19,200	48,843
#	Sun Race Sturmey-Archer, Inc.	13,000	21,660
*	Sun Yad Construction Co. Ltd.	46,000	24,892
	Sunjuice Holdings Co. Ltd.	2,000	26,717
	Sunko INK Co. Ltd.	55,250	34,039
	SunMax Biotechnology Co. Ltd.	11,000	31,975
	Sunny Friend Environmental Technology Co. Ltd.	22,000	157,829
	Sunonwealth Electric Machine Industry Co. Ltd.	113,000	156,693
	Sunplus Technology Co. Ltd.	183,000	244,131
	Sunrex Technology Corp.	24,561	38,339
	Sunspring Metal Corp.	41,351	41,853
	Supreme Electronics Co. Ltd.	150,935	243,997
	Symtek Automation Asia Co. Ltd.	15,486	56,444
	Syncmold Enterprise Corp.	45,000	114,325
	Synmosa Biopharma Corp.	40,940	33,890
	Synnex Technology International Corp.	356,250	690,251
	Systex Corp.	51,000	158,348
	T3EX Global Holdings Corp.	35,039	162,745
#	TA Chen Stainless Pipe	494,901	783,108
	Ta Liang Technology Co. Ltd.	22,000	64,049
	Ta Ya Electric Wire & Cable	95,716	85,267
	Ta Yih Industrial Co. Ltd.	17,000	26,343
	Tah Hsin Industrial Corp.	15,400	34,688
	TA-I Technology Co. Ltd.	24,750	56,650
*	Tai Tung Communication Co. Ltd.	25,934	16,393
	Taichung Commercial Bank Co. Ltd.	1,149,809	494,328
	TaiDoc Technology Corp.	12,471	78,480
	Taiflex Scientific Co. Ltd.	70,060	120,283
	Taimide Tech, Inc.	34,450	50,593
	Tainan Enterprises Co. Ltd.	37,000	24,214
#	Tainan Spinning Co. Ltd.	518,240	424,206

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tai-Saw Technology Co. Ltd.	27,000	$30,929
	Taishin Financial Holding Co. Ltd.	2,390,460	1,569,326
	Taisun Enterprise Co. Ltd.	62,000	60,846
#	Taita Chemical Co. Ltd.	120,188	150,049
	Taiwan Business Bank	1,757,618	597,935
	Taiwan Cement Corp.	839,239	1,456,270
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	69,549
	Taiwan Cogeneration Corp.	87,000	119,696
	Taiwan Cooperative Financial Holding Co. Ltd.	1,255,495	1,020,806
	Taiwan FamilyMart Co. Ltd.	7,000	65,160
	Taiwan Fertilizer Co. Ltd.	231,000	564,901
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	68,926
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	52,407
	Taiwan Glass Industry Corp.	455,046	448,509
	Taiwan High Speed Rail Corp.	189,000	197,502
	Taiwan Hon Chuan Enterprise Co. Ltd.	152,927	358,303
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	44,000	127,029
*	Taiwan Land Development Corp.	269,666	32,941
	Taiwan Mobile Co. Ltd.	128,000	451,479
	Taiwan Navigation Co. Ltd.	88,000	111,452
	Taiwan Paiho Ltd.	152,000	473,367
	Taiwan PCB Techvest Co. Ltd.	101,000	170,582
	Taiwan Sakura Corp.	51,200	128,939
	Taiwan Sanyo Electric Co. Ltd.	10,000	12,443
	Taiwan Secom Co. Ltd.	46,000	166,354
	Taiwan Semiconductor Co. Ltd.	45,000	132,205
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	14,709,255
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	24,827,739
	Taiwan Shin Kong Security Co. Ltd.	56,560	78,521
	Taiwan Steel Union Co. Ltd.	5,000	14,224
	Taiwan Styrene Monomer	97,000	63,354
	Taiwan Surface Mounting Technology Corp.	64,800	261,465
	Taiwan Taxi Co. Ltd.	7,292	19,053
#*	Taiwan TEA Corp.	281,000	210,962
#	Taiwan Union Technology Corp.	47,000	162,065
	Taiyen Biotech Co. Ltd.	42,000	49,778
#*	Tatung Co. Ltd.	441,000	546,108
	TCI Co. Ltd.	30,256	245,892
	Te Chang Construction Co. Ltd.	29,000	30,256
	Teco Electric & Machinery Co. Ltd.	548,000	595,269
	Tehmag Foods Corp.	10,560	113,437
	Tera Autotech Corp.	29,187	21,639
	Test Research, Inc.	42,000	84,517
	Test Rite International Co. Ltd.	62,000	53,976
#	Tex-Ray Industrial Co. Ltd.	50,000	24,998
#	Thinking Electronic Industrial Co. Ltd.	24,000	147,010
	Thye Ming Industrial Co. Ltd.	56,000	66,128
	Ton Yi Industrial Corp.	294,000	137,829
	Tong Hsing Electronic Industries Ltd.	47,208	449,598
	Tong Yang Industry Co. Ltd.	199,000	241,954
*	Tong-Tai Machine & Tool Co. Ltd.	85,060	49,018
	Topco Scientific Co. Ltd.	48,876	242,903
#	Topkey Corp.	26,000	121,168
	Topoint Technology Co. Ltd.	65,200	97,678
	Toung Loong Textile Manufacturing	42,000	53,613
#	TPK Holding Co. Ltd.	177,000	270,744
	Trade-Van Information Services Co.	11,000	19,818
	Transcend Information, Inc.	24,000	58,329
	Tripod Technology Corp.	149,000	631,088

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tsang Yow Industrial Co. Ltd.	20,000	$15,926
	Tsann Kuen Enterprise Co. Ltd.	16,000	24,375
	TSC Auto ID Technology Co. Ltd.	13,530	100,770
	TSRC Corp.	216,000	249,166
	Ttet Union Corp.	22,000	124,979
	TTFB Co. Ltd.	3,000	24,920
	TTY Biopharm Co. Ltd.	60,000	148,399
	Tung Ho Steel Enterprise Corp.	371,000	539,276
	TURVO International Co. Ltd.	16,410	61,204
	TXC Corp.	99,000	365,881
	TYC Brother Industrial Co. Ltd.	116,000	83,338
*	Tycoons Group Enterprise	143,700	72,565
	Tyntek Corp.	110,000	103,830
#	UDE Corp.	34,000	59,885
#	Ultra Chip, Inc.	23,876	186,225
	U-Ming Marine Transport Corp.	189,000	358,433
	Unimicron Technology Corp.	276,000	1,891,936
*	Union Bank Of Taiwan	819,471	347,871
	Uni-President Enterprises Corp.	747,560	1,793,338
	Unitech Computer Co. Ltd.	35,000	48,131
*	Unitech Printed Circuit Board Corp.	186,540	121,670
	United Integrated Services Co. Ltd.	64,000	423,151
	United Microelectronics Corp.	672,000	1,395,054
	United Orthopedic Corp.	18,422	19,479
	United Radiant Technology	34,000	19,217
*	United Renewable Energy Co. Ltd.	369,206	318,055
††	Unity Opto Technology Co. Ltd.	186,000	5,167
	Universal Cement Corp.	203,120	150,600
	Universal Microwave Technology, Inc.	20,326	91,144
	Universal Vision Biotechnology Co. Ltd.	3,000	34,372
	Unizyx Holding Corp.	89,000	99,954
#	UPC Technology Corp.	321,221	267,257
	Userjoy Technology Co. Ltd.	8,884	25,165
	USI Corp.	392,204	485,836
*	Usun Technology Co. Ltd.	11,200	14,011
	Utechzone Co. Ltd.	15,000	34,472
#	Vanguard International Semiconductor Corp.	246,000	1,281,850
	Ve Wong Corp.	18,000	21,126
	Visual Photonics Epitaxy Co. Ltd.	47,500	241,124
	Vivotek, Inc.	13,863	36,894
	Voltronic Power Technology Corp.	15,442	904,359
	Wafer Works Corp.	137,048	317,885
	Waffer Technology Corp.	31,000	21,537
	Wah Hong Industrial Corp.	27,000	27,321
	Wah Lee Industrial Corp.	76,500	234,351
	Walsin Lihwa Corp.	744,000	695,009
#	Walsin Technology Corp.	79,398	432,244
#	Walton Advanced Engineering, Inc.	127,000	78,263
	Wan Hai Lines Ltd.	220,000	1,269,200
#	We & Win Development Co. Ltd.	115,000	40,302
	Wei Chuan Foods Corp.	104,000	85,542
	Weikeng Industrial Co. Ltd.	134,734	135,295
	Well Shin Technology Co. Ltd.	34,000	58,929
	Wholetech System Hitech Ltd.	19,000	28,644
	Win Semiconductors Corp.	76,840	991,722
	Winbond Electronics Corp.	961,804	911,928
	Winstek Semiconductor Co. Ltd.	41,000	44,788
	WinWay Technology Co. Ltd.	5,000	59,890
	Wisdom Marine Lines Co. Ltd.	158,236	372,453

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wistron Corp.	890,288	$935,648
	Wistron NeWeb Corp.	105,267	293,911
	Wiwynn Corp.	9,000	288,319
#	Wonderful Hi-Tech Co. Ltd.	44,357	36,680
#	Wowprime Corp.	41,000	212,738
	WPG Holdings Ltd.	425,520	794,922
	WT Microelectronics Co. Ltd.	140,567	317,600
	WUS Printed Circuit Co. Ltd.	70,735	72,230
	XAC Automation Corp.	27,000	24,552
	XinTec, Inc.	40,000	195,401
††	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	65,637
	Yageo Corp.	49,425	773,586
*	Yang Ming Marine Transport Corp.	598,215	2,088,263
	YC INOX Co. Ltd.	80,094	90,844
	Yea Shin International Development Co. Ltd.	79,988	60,530
#	Yem Chio Co. Ltd.	185,936	101,693
#	Yeong Guan Energy Technology Group Co. Ltd.	43,164	99,572
	YFC-Boneagle Electric Co. Ltd.	31,000	26,628
#	YFY, Inc.	554,000	638,672
	Yi Jinn Industrial Co. Ltd.	92,800	57,710
*	Yieh Phui Enterprise Co. Ltd.	348,774	311,608
	YONGGU Group, Inc.	4,000	9,111
	Yonyu Plastics Co. Ltd.	38,000	48,243
	Young Fast Optoelectronics Co. Ltd.	30,000	32,623
#	Youngtek Electronics Corp.	30,160	91,823
#	Yuan High-Tech Development Co. Ltd.	3,600	15,245
	Yuanta Financial Holding Co. Ltd.	1,549,514	1,377,336
	Yuanta Futures Co. Ltd.	15,792	27,858
#	Yuen Chang Stainless Steel Co. Ltd.	31,548	35,300
	Yulon Finance Corp.	100,188	607,859
	Yulon Motor Co. Ltd.	226,834	336,348
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	36,509
	Yungshin Construction & Development Co. Ltd.	14,000	30,196
	YungShin Global Holding Corp.	42,800	66,994
	Zeng Hsing Industrial Co. Ltd.	22,000	120,703
	Zenitron Corp.	78,000	80,844
	Zero One Technology Co. Ltd.	35,000	58,108
#	Zhen Ding Technology Holding Ltd.	181,400	628,192
	Zig Sheng Industrial Co. Ltd.	168,000	103,448
	ZillTek Technology Corp.	2,000	22,873
*	Zinwell Corp.	137,000	97,169
	Zippy Technology Corp.	45,000	65,314
	ZongTai Real Estate Development Co. Ltd.	34,700	48,428

TOTAL TAIWAN			225,560,728

THAILAND — (0.6%)
	AAPICO Hitech PCL	71,300	45,553
	Advanced Info Service PCL	83,800	477,306
	Advanced Information Technology PCL, Class F	56,800	75,317
	AEON Thana Sinsap Thailand PCL	29,800	167,938
	After You PCL	82,900	25,733
	Airports of Thailand PCL	162,100	315,089
	AJ Plast PCL	58,400	33,615
	Amata Corp. PCL	107,800	66,273
*	Ananda Development PCL	531,100	25,289
	AP Thailand PCL	1,278,500	340,985
	Asia Plus Group Holdings PCL	679,600	74,550
	Asia Sermkij Leasing PCL	24,600	29,839

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Asian Insulators PCL	71,750	$16,758
*	Asset World Corp. PCL	143,600	19,734
	B Grimm Power PCL	103,600	132,690
	Bangchak Corp. PCL	461,800	382,717
*	Bangkok Airways PCL	246,600	86,207
	Bangkok Bank PCL	15,100	55,745
	Bangkok Bank PCL	35,500	131,055
	Bangkok Chain Hospital PCL	313,200	191,606
	Bangkok Commercial Asset Management PCL	278,000	159,180
	Bangkok Dusit Medical Services PCL, Class F	409,700	291,386
	Bangkok Expressway & Metro PCL	353,440	95,862
	Bangkok Land PCL	4,528,100	150,106
	Bangkok Life Assurance PCL	225,600	202,263
*	Bangkok Ranch PCL	236,200	21,782
	Banpu PCL	1,653,333	568,010
	Banpu Power PCL	99,800	52,633
	BCPG PCL	46,500	18,358
*	BEC World PCL	619,052	227,603
	Berli Jucker PCL	197,050	200,420
*	Better World Green PCL	1,758,200	43,448
	BTS Group Holdings PCL	357,300	102,832
	Bumrungrad Hospital PCL	66,100	289,838
	Cal-Comp Electronics Thailand PCL, Class F	1,076,714	85,014
	Carabao Group PCL, Class F	38,100	142,376
	Central Pattana PCL	101,000	180,344
	Central Retail Corp. PCL	149,775	156,850
	CH Karnchang PCL	434,200	285,258
	Charoen Pokphand Foods PCL	878,800	668,717
	Chularat Hospital PCL, Class F	1,103,200	126,336
	CIMB Thai Bank PCL	778,200	21,107
	Com7 PCL, Class F	126,700	273,961
*	Country Group Development PCL	907,200	14,217
*	Country Group Holdings PCL	420,300	14,060
	CP ALL PCL	385,700	743,910
	Delta Electronics Thailand PCL	10,500	131,636
*	Demco PCL	239,200	35,034
*	Dhipaya Group Holdings PCL	133,200	165,584
	Do Day Dream PCL	11,500	6,481
	Dynasty Ceramic PCL	1,001,020	89,295
	Eastern Polymer Group PCL, Class F	259,000	86,639
	Eastern Power Group PCL	179,764	33,046
	Eastern Water Resources Development & Management PCL, Class F	233,400	71,042
	Electricity Generating PCL	27,900	150,084
	Energy Absolute PCL	183,300	361,822
*	Erawan Group PCL	437,220	42,954
	Forth Corp. PCL	52,900	31,884
	Forth Smart Service PCL	86,500	29,196
	GFPT PCL	176,100	61,561
	Global Green Chemicals PCL, Class F	118,100	44,845
	Global Power Synergy PCL, Class F	68,831	161,797
	Gulf Energy Development PCL	61,600	80,289
	Gunkul Engineering PCL	844,800	137,480
	Haad Thip PCL	13,900	15,813
	Hana Microelectronics PCL	56,600	136,457
	Home Product Center PCL	636,320	279,975
	Ichitan Group PCL	155,600	51,112
	Indorama Ventures PCL	287,500	363,897
	Interlink Communication PCL	52,200	14,473
	IRPC PCL	3,303,400	428,076

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Italian-Thai Development PCL	1,131,400	$79,785
	Jasmine International PCL	2,172,500	187,248
	JMT Network Services PCL, Class F	14,400	21,156
	JWD Infologistics PCL	76,700	33,978
	Kang Yong Electric PCL	100	1,136
	Karmarts PCL	338,400	38,753
	Kasikornbank PCL	48,100	204,388
	Kasikornbank PCL	96,900	411,750
	KCE Electronics PCL	66,800	175,140
	KGI Securities Thailand PCL	210,700	41,908
*	Khon Kaen Sugar Industry PCL	523,596	60,908
	Kiatnakin Phatra Bank PCL	90,400	163,460
	Krung Thai Bank PCL	771,800	267,481
	Krungthai Card PCL	228,400	397,502
	Land & Houses PCL	1,223,600	311,593
	Land & Houses PCL	316,600	80,623
	Lanna Resources PCL	121,200	73,781
	LH Financial Group PCL	1,555,400	68,905
*	Loxley PCL	909,200	75,076
	LPN Development PCL	565,100	84,810
*	MBK PCL	336,365	141,915
	MCS Steel PCL	101,800	44,484
	Mega Lifesciences PCL	100,400	140,695
*	Minor International PCL	119,946	118,383
	MK Restaurants Group PCL	60,200	99,328
*	Mono Next PCL, Class F	707,900	32,640
	Muangthai Capital PCL	133,900	244,133
	Namyong Terminal PCL	161,200	19,821
	Netbay PCL	22,700	17,102
	Noble Development PCL	162,000	31,978
*	Nusasiri PCL	1,884,200	21,577
	Origin Property PCL, Class F	285,200	97,122
	Osotspa PCL	42,100	41,551
	Plan B Media PCL, Class F	618,300	119,253
*	Platinum Group PCL, Class F	367,600	36,115
	Polyplex Thailand PCL	171,000	125,741
*	Power Solution Technologies PCL, Class F	351,000	27,714
	Praram 9 Hospital PCL	51,200	17,436
	Premier Marketing PCL	152,100	46,754
	Prima Marine PCL	355,600	69,657
*	Principal Capital PCL	74,100	9,781
	Property Perfect PCL	3,373,700	46,769
	Pruksa Holding PCL	319,400	132,833
	PTG Energy PCL	448,900	211,040
	PTT Exploration & Production PCL	296,000	1,048,143
	PTT Global Chemical PCL	202,600	383,128
	PTT PCL	856,900	994,218
	Pylon PCL	123,600	16,687
	Quality Houses PCL	3,273,183	226,876
*	Raimon Land PCL	1,256,400	36,727
	Rajthanee Hospital PCL	75,000	75,153
	Ratch Group PCL	89,900	123,271
	Ratchthani Leasing PCL	1,019,437	125,961
	Regional Container Lines PCL	128,700	169,687
	Rojana Industrial Park PCL	322,357	67,031
*	RS PCL	122,100	64,394
	Sabina PCL	82,500	48,233
	Saha Pathana Inter-Holding PCL	18,900	37,592
	Sahakol Equipment PCL	130,700	9,611

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sahamitr Pressure Container PCL	69,300	$24,017
	Saha-Union PCL	22,400	22,277
*	Samart Corp. PCL	137,600	26,125
*	Samart Telcoms PCL	70,100	13,732
	Sansiri PCL	5,327,000	202,276
	Sappe PCL	67,600	51,949
	SC Asset Corp. PCL	708,025	76,387
	SEAFCO PCL	144,243	19,735
	Sena Development PCL	241,700	29,864
	Sermsang Power Corp. Co. Ltd.	67,320	27,997
	Siam Cement PCL	20,400	242,839
	Siam Cement PCL	5,100	60,710
	Siam City Cement PCL	15,268	77,991
	Siam Commercial Bank PCL	77,300	293,522
	Siam Global House PCL	386,957	237,894
*	Siam Wellness Group PCL, Class F	121,250	27,771
	Siamgas & Petrochemicals PCL	423,600	183,827
*	Singha Estate PCL	951,000	57,893
	Sino-Thai Engineering & Construction PCL	203,400	84,590
	Somboon Advance Technology PCL	148,200	91,557
	SPCG PCL	242,800	130,245
	Sri Trang Agro-Industry PCL	252,940	247,737
	Srisawad Corp. PCL	222,267	428,692
*	Star Petroleum Refining PCL	774,000	244,918
*	STP & I PCL	412,920	54,255
	Supalai PCL	498,100	351,256
	Super Energy Corp. PCL	8,056,000	235,495
	Syntec Construction PCL	531,900	31,097
	Taokaenoi Food & Marketing PCL, Class F	200,800	39,939
	Thai Nakarin Hospital PCL	12,500	12,243
	Thai Oil PCL	252,100	423,554
	Thai Reinsurance PCL	297,000	11,636
*	Thai Rubber Latex Group PCL	406,440	31,111
	Thai Solar Energy PCL, Class F	312,228	25,594
	Thai Stanley Electric PCL, Class F	8,800	46,808
	Thai Union Group PCL, Class F	788,000	496,322
	Thai Vegetable Oil PCL	201,500	189,765
	Thai Wah PCL, Class F	77,600	12,979
	Thaicom PCL	290,200	95,327
	Thaifoods Group PCL	701,000	92,530
	Thaire Life Assurance PCL	197,200	17,947
	Thanachart Capital PCL	97,700	103,787
	Thitikorn PCL	33,700	9,039
	Thoresen Thai Agencies PCL	466,800	163,185
	Tipco Asphalt PCL	112,800	62,209
	TIPCO Foods PCL	132,600	36,764
	Tisco Financial Group PCL	31,000	86,182
	Tisco Financial Group PCL	37,100	103,141
	TKS Technologies PCL	98,500	36,512
	TMBThanachart Bank PCL	5,313,712	185,758
	TMT Steel PCL	109,200	35,542
	TOA Paint Thailand PCL	69,900	69,516
	Total Access Communication PCL	145,300	167,490
	Total Access Communication PCL	122,300	140,977
	TPC Power Holding PCL	54,800	18,166
	TPI Polene PCL	2,384,500	122,881
	TPI Polene Power PCL	1,084,900	138,627
	TQM Corp. PCL	16,600	52,528
	True Corp. PCL	5,080,965	621,675

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TTW PCL	458,500	$161,665
*	U City PCL, Class F	2,479,634	133,762
	Union Auction PCL	164,600	45,636
*	Unique Engineering & Construction PCL	383,500	77,434
	United Paper PCL	151,300	75,234
	Univentures PCL	194,000	23,854
	Vanachai Group PCL	243,000	68,837
	VGI PCL	112,500	22,546
	Vinythai PCL	122,600	140,399
	WHA Corp. PCL	1,375,600	140,120
	WHA Utilities and Power PCL	205,600	26,147
	Workpoint Entertainment PCL	81,820	55,726

TOTAL THAILAND			27,137,999

TURKEY — (0.2%)
	Akbank TAS	274,539	166,185
	Aksa Akrilik Kimya Sanayii AS	84,735	208,123
*	Aksa Enerji Uretim AS, Class B	135,820	107,302
	Aksigorta AS	52,333	38,253
	Alarko Holding AS	38,338	37,915
*	Albaraka Turk Katilim Bankasi AS	328,709	60,733
	Alkim Alkali Kimya AS	26,857	47,935
	Anadolu Anonim Turk Sigorta Sirketi	59,865	37,043
	Anadolu Efes Biracilik Ve Malt Sanayii AS	55,574	127,889
	Anadolu Hayat Emeklilik AS	37,705	36,841
	Arcelik AS	46,477	163,058
	Aselsan Elektronik Sanayi Ve Ticaret AS	10,418	17,785
*	Bera Holding AS	118,593	117,480
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	32,471	21,879
	BIM Birlesik Magazalar AS	40,857	264,325
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	26,561
	Borusan Yatirim ve Pazarlama AS	421	15,258
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	8,400
*	Cimsa Cimento Sanayi VE Ticaret AS	14,544	47,319
	Coca-Cola Icecek AS	33,693	297,640
	Dogan Sirketler Grubu Holding AS	492,406	137,334
	EGE Endustri VE Ticaret AS	351	47,114
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	25,875
Ω	Enerjisa Enerji AS	61,562	75,543
	Enka Insaat ve Sanayi AS	86,665	100,072
	Eregli Demir ve Celik Fabrikalari TAS	35,118	73,326
*	Fenerbahce Futbol AS	11,914	37,775
	Ford Otomotiv Sanayi AS	11,312	217,812
#*	Global Yatirim Holding AS	120,279	23,296
	Goodyear Lastikleri TAS	39,372	33,005
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	37,680
*	GSD Holding AS	29,592	8,037
*	Gubre Fabrikalari TAS	6,467	46,590
*	Hektas Ticaret TAS	82,212	75,872
*	Ihlas Holding AS	238,944	13,955
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	34,385
*	Is Finansal Kiralama AS	35,715	11,423
	Is Yatirim Menkul Degerler AS, Class A	97,764	162,668
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	26,080
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	155,289
	KOC Holding AS	38,439	93,720
*	Kordsa Teknik Tekstil AS	17,841	51,250
#*	Koza Altin Isletmeleri AS	10,534	117,094
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	67,605

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	$183,652
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	64,702
*	Migros Ticaret AS	38,967	143,011
*Ω	MLP Saglik Hizmetleri AS	5,480	15,498
*	NET Holding AS	46,404	20,668
*	Netas Telekomunikasyon AS	5,037	9,022
	Nuh Cimento Sanayi AS	13,762	62,354
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	17,545
	Otokar Otomotiv Ve Savunma Sanayi AS	1,999	70,527
*	Oyak Cimento Fabrikalari AS	17,621	12,672
*	Pegasus Hava Tasimaciligi AS	8,731	72,606
*	Petkim Petrokimya Holding AS	190,463	129,489
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,550	143,171
#*	Sekerbank Turk AS	221,351	23,168
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	57,777
	Sok Marketler Ticaret AS	14,028	16,251
	Tat Gida Sanayi AS	14,814	14,790
*	TAV Havalimanlari Holding AS	79,416	219,089
	Tekfen Holding AS	69,811	109,697
*	Teknosa Ic Ve Dis Ticaret AS	29,428	18,964
	Tofas Turk Otomobil Fabrikasi AS	33,556	205,154
*	Turk Hava Yollari AO	151,960	231,595
	Turk Telekomunikasyon AS	64,091	50,258
	Turkcell Iletisim Hizmetleri AS	237,210	378,422
	Turkiye Garanti Bankasi AS	301,196	308,442
#*	Turkiye Halk Bankasi AS	95,158	43,848
	Turkiye Is Bankasi AS, Class C	177,689	104,239
*	Turkiye Petrol Rafinerileri AS	5,350	76,992
#	Turkiye Sinai Kalkinma Bankasi AS	421,623	57,012
	Turkiye Sise ve Cam Fabrikalari AS	216,994	195,191
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	50,156
	Ulker Biskuvi Sanayi AS	49,077	103,109
	Vestel Elektronik Sanayi ve Ticaret AS	32,970	87,680
	Yapi ve Kredi Bankasi AS	548,219	155,735
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	85,708
*	Zorlu Enerji Elektrik Uretim AS	148,845	25,319

TOTAL TURKEY			7,084,237

UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	330,931	748,491
	Abu Dhabi Islamic Bank PJSC	300,647	478,687
	Abu Dhabi National Oil Co. for Distribution PJSC	101,084	117,881
	Agthia Group PJSC	14,898	24,114
*	Air Arabia PJSC	336,022	127,426
	Aldar Properties PJSC	690,536	759,791
*	Amanat Holdings PJSC	396,191	121,814
*	Amlak Finance PJSC	227,884	16,587
*††	Arabtec Holding PJSC	67,000	1,813
	Aramex PJSC	190,271	226,973
*	DAMAC Properties Dubai Co. PJSC	431,043	146,990
	Dana Gas PJSC	1,108,984	312,264
*	Deyaar Development PJSC	468,640	37,978
*	Dubai Financial Market PJSC	436,122	121,131
	Dubai Investments PJSC	387,552	179,772
	Dubai Islamic Bank PJSC	237,226	330,755
*	Emaar Development PJSC	124,449	132,768
*	Emaar Malls PJSC	425,205	232,092
	Emaar Properties PJSC	573,218	627,519
	Emirates NBD Bank PJSC	61,389	233,593

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emirates Telecommunications Group Co. PJSC	96,686	$674,426
*	Eshraq Investments PJSC	440,475	38,764
	First Abu Dhabi Bank PJSC	93,087	451,811
*	Gulf Navigation Holding PJSC	82,484	5,920
	Islamic Arab Insurance Co.	90,996	18,599
*	Manazel PJSC	390,937	58,591
	National Central Cooling Co. PJSC	30,807	23,586
*	RAK Properties PJSC	311,560	62,243
	Ras Al Khaimah Ceramics	104,776	78,385
	SHUAA Capital PSC	195,347	35,622

TOTAL UNITED ARAB EMIRATES			6,426,386

UNITED KINGDOM — (8.7%)
	3i Group PLC	119,071	2,223,653
	4imprint Group PLC	7,131	279,008
	888 Holdings PLC	99,747	522,324
	Abrdn Plc	561,412	1,951,523
	Admiral Group PLC	29,846	1,172,415
	Advanced Medical Solutions Group PLC	5,673	25,300
††	Afren PLC	70,630	0
	AG Barr PLC	39,926	270,775
	Air Partner PLC	18,918	22,412
Ω	Alfa Financial Software Holdings PLC	6,652	17,507
	Alliance Pharma PLC	60,188	84,613
*	Allied Minds PLC	20,492	6,442
	Anglo American PLC	75,585	2,875,482
	Anglo Pacific Group PLC	47,509	84,144
	Anglo-Eastern Plantations PLC	4,452	46,335
	Antofagasta PLC	61,951	1,208,369
	Ashmore Group PLC	87,647	404,959
	Ashtead Group PLC	76,598	6,419,688
*	ASOS PLC	1,336	45,358
	Associated British Foods PLC	35,008	856,151
*Ω	Aston Martin Lagonda Global Holdings PLC	398	9,290
	AstraZeneca PLC, Sponsored ADR	149,455	9,323,003
	AstraZeneca PLC	22,201	2,777,374
Ω	Auto Trader Group PLC	230,623	1,911,965
	AVEVA Group PLC	5,413	263,591
	Aviva PLC	554,500	2,992,038
	Avon Protection PLC	7,418	197,116
	B&M European Value Retail SA	317,787	2,753,218
*	Babcock International Group PLC	168,280	734,911
	BAE Systems PLC	340,458	2,567,108
	Balfour Beatty PLC	179,849	625,265
	Bank of Georgia Group PLC	16,230	336,811
#	Barclays PLC, Sponsored ADR	136,374	1,526,025
	Barclays PLC	467,208	1,289,248
	Barratt Developments PLC	119,979	1,089,178
*	Beazley PLC	103,941	552,852
	Begbies Traynor Group PLC	13,528	26,795
	Bellway PLC	41,745	1,894,132
	Berkeley Group Holdings PLC	18,868	1,125,452
#	BHP Group PLC, ADR	109,958	5,825,575
	BHP Group PLC	106,827	2,821,469
*Ω	Biffa PLC	21,832	119,382
	Bloomsbury Publishing PLC	27,878	137,708
	Bodycote PLC	95,757	1,048,864
*	Boohoo Group PLC	127,019	315,929
	BP PLC, Sponsored ADR	305,930	8,807,725

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	BP PLC	266,095	$1,274,835
	Braemar Shipping Services PLC	11,607	39,847
	Brewin Dolphin Holdings PLC	119,341	615,072
	British American Tobacco PLC	141,356	4,916,986
	Britvic PLC	102,140	1,239,952
*	BT Group PLC	2,532,783	4,811,854
	Bunzl PLC	33,940	1,254,425
	Burberry Group PLC	62,345	1,647,720
	Burford Capital Ltd.	38,442	394,223
*	Bytes Technology Group PLC	21,925	159,303
*	Bytes Technology Group PLC	1,633	11,948
*	C&C Group PLC	78,532	277,941
	Cairn Energy PLC	221,725	553,562
*	Capita PLC	396,458	257,325
*	Card Factory PLC	142,710	92,308
	CareTech Holdings PLC	12,896	109,898
*	Carnival PLC, ADR	7,086	145,263
	Castings PLC	1,541	7,589
	Centamin PLC	503,005	642,649
	Central Asia Metals PLC	15,128	50,707
*	Centrica PLC	1,645,991	1,358,743
	Chemring Group PLC	77,510	309,063
	Chesnara PLC	23,581	93,039
#*	Cineworld Group PLC	385,833	323,106
*	Circassia Group PLC	6,887	4,041
	Clarkson PLC	7,327	401,526
	Clinigen Group PLC	8,618	72,356
	Clipper Logistics PLC	7,902	77,589
	Close Brothers Group PLC	47,827	942,123
	CLS Holdings PLC	40,134	122,800
Ω	CMC Markets PLC	55,056	189,160
	Coats Group PLC	12,826	11,319
	Coca-Cola HBC AG	35,700	1,237,369
*	Compass Group PLC	75,572	1,603,679
	Computacenter PLC	48,547	1,784,810
Ω	ConvaTec Group PLC	170,660	499,390
*	Costain Group PLC	61,092	44,703
*Ω	Countryside Properties PLC	18,461	118,836
	Cranswick PLC	17,247	815,118
	Crest Nicholson Holdings PLC	93,820	457,916
	Croda International PLC	14,294	1,850,108
	Currys PLC	446,828	742,965
*	CVS Group PLC	3,104	105,786
	Daily Mail & General Trust PLC, Class A	40,051	568,463
	DCC PLC	9,274	773,826
*	De La Rue PLC	50,837	116,597
	Devro PLC	103,536	305,325
*	DFS Furniture PLC	8,387	31,308
	Diageo PLC, Sponsored ADR	19,256	3,844,845
	Diageo PLC	19,191	954,785
#*	Dignity PLC	13,995	135,614
	Diploma PLC	26,252	1,078,882
	Direct Line Insurance Group PLC	271,688	1,085,910
	DiscoverIE Group PLC	13,612	194,980
	Diversified Energy Co. PLC	30,477	48,145
	Domino’s Pizza Group PLC	148,466	786,494
	Drax Group PLC	176,110	1,280,817
	DS Smith PLC	309,752	1,624,858
	Dunelm Group PLC	37,503	657,555

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	easyJet PLC	54,634	$465,706
	Electrocomponents PLC	134,947	2,076,239
*	Elementis PLC	225,641	430,162
	EMIS Group PLC	15,511	286,426
*	EnQuest PLC	583,328	191,838
*	Entain PLC	95,116	2,665,269
	Epwin Group PLC	22,733	34,737
*Ω	Equiniti Group PLC	95,496	233,168
#*	Esken Ltd.	88,439	16,326
	Essentra PLC	79,859	318,062
	Euromoney Institutional Investor PLC	15,831	226,435
	Evraz PLC	100,308	852,016
	Experian PLC	71,346	3,271,300
*	FD Technologies PLC	507	14,477
	FDM Group Holdings PLC	19,684	323,423
	Ferguson PLC	23,392	3,519,656
	Ferrexpo PLC	197,807	843,824
	Fevertree Drinks PLC	14,628	455,176
*	Firstgroup PLC	688,582	946,714
*	Flowtech Fluidpower PLC	12,279	22,593
Ω	Forterra PLC	3,331	11,809
	Foxtons Group PLC	87,948	56,637
*	Frasers Group PLC	125,733	1,108,284
	Fresnillo PLC	14,853	174,798
*	Fuller Smith & Turner PLC, Class A	2,651	24,629
	Future PLC	5,012	241,793
	Galliford Try Holdings PLC	65,176	178,771
	Games Workshop Group PLC	11,194	1,478,524
	Gamma Communications PLC	8,932	220,823
	Gem Diamonds Ltd.	49,479	36,568
	Genel Energy PLC	50,158	103,512
	Genuit Group PLC	49,406	448,291
	Genus PLC	7,964	603,924
*	Georgia Capital PLC	13,863	114,599
#	GlaxoSmithKline PLC, Sponsored ADR	93,993	3,978,724
	GlaxoSmithKline PLC	146,203	3,035,296
	Glencore PLC	821,545	4,108,202
*	Go-Ahead Group PLC	21,817	234,970
	Gooch & Housego PLC	1,366	22,461
	Grafton Group PLC	62,669	1,151,073
	Grainger PLC	188,036	790,849
*	Greencore Group PLC	149,646	264,593
	Greggs PLC	47,674	1,992,627
	Gulf Keystone Petroleum Ltd.	64,883	176,242
*Ω	Gym Group PLC	7,599	26,863
	H&T Group PLC	2,446	9,136
	Halfords Group PLC	63,559	231,620
	Halma PLC	20,663	837,953
*	Harbour Energy PLC	11,863	56,779
	Hargreaves Lansdown PLC	35,077	738,124
	Hargreaves Services PLC	3,349	19,254
	Hays PLC	605,452	1,372,106
	Headlam Group PLC	18,512	115,157
	Helical PLC	54,416	342,982
	Henry Boot PLC	4,400	16,887
	Hikma Pharmaceuticals PLC	11,843	390,368
	Hill & Smith Holdings PLC	27,532	690,956
	Hilton Food Group PLC	3,648	58,345
	Hiscox Ltd.	70,714	804,541

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hochschild Mining PLC	97,500	$190,071
*	Hollywood Bowl Group PLC	20,138	65,526
	HomeServe PLC	143,014	1,670,613
*Ω	Hostelworld Group PLC	8,283	8,165
	Howden Joinery Group PLC	275,721	3,470,843
	HSBC Holdings PLC, Sponsored ADR	230,666	6,936,127
	Hunting PLC	65,656	151,951
*	Hyve Group PLC	76,525	113,856
Ω	Ibstock PLC	120,298	328,556
	IDOX PLC	32,237	31,610
	IG Group Holdings PLC	148,799	1,614,570
	IMI PLC	145,600	3,251,519
	Imperial Brands PLC, Sponsored ADR	658	14,107
	Imperial Brands PLC	175,169	3,696,271
	Inchcape PLC	218,783	2,469,312
*	Indivior PLC	305,969	1,021,180
*	Informa PLC	156,879	1,116,026
	IntegraFin Holdings PLC	5,907	46,207
#*	InterContinental Hotels Group PLC, ADR	13,252	939,198
*	InterContinental Hotels Group PLC	2,901	203,192
	Intermediate Capital Group PLC	14,170	425,015
	International Personal Finance PLC	109,260	190,296
††	Interserve PLC	43,311	0
	Intertek Group PLC	24,557	1,644,531
	Investec PLC	235,726	1,067,595
	iomart Group PLC	2,055	4,116
	IP Group PLC	199,925	329,940
*	IQE PLC	15,264	9,797
*	ITV PLC	1,056,150	1,554,440
*	IWG PLC	307,958	1,306,166
*	J D Wetherspoon PLC	51,068	716,742
	J Sainsbury PLC	505,272	2,069,523
*	James Fisher & Sons PLC	21,265	119,356
	James Halstead PLC	4,469	33,963
	JD Sports Fashion PLC	148,581	2,214,583
*	JET2 PLC	20,824	346,597
*	John Menzies PLC	46,278	188,639
*	John Wood Group PLC	248,057	723,344
	Johnson Matthey PLC	39,274	1,467,886
*	Joules Group PLC	6,458	17,696
	Jupiter Fund Management PLC	183,626	628,929
*Ω	Just Eat Takeaway.com NV	3,852	276,104
*	Just Group PLC	378,170	473,168
	Kainos Group PLC	18,202	493,229
	Keller Group PLC	37,930	477,639
*	Kier Group PLC	74,949	109,263
*	Kin & Carta PLC	52,841	193,132
	Kingfisher PLC	717,625	3,293,605
*	Lamprell PLC	55,247	31,048
	Lancashire Holdings Ltd.	61,751	426,214
	Learning Technologies Group PLC	4,309	11,555
	Legal & General Group PLC	606,194	2,390,697
*	Liberty Global PLC, Class A	4,557	130,984
*	Liberty Global PLC, Class C	11,158	321,789
	Liontrust Asset Management PLC	5,657	168,645
	Lloyds Banking Group PLC	4,305,890	2,946,868
	Lloyds Banking Group PLC, ADR	463,755	1,261,414
	London Stock Exchange Group PLC	6,202	603,726
*	Lookers PLC	153,034	133,711

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	LSL Property Services PLC	15,939	$96,141
Ω	Luceco PLC	17,334	90,038
*	M&C Saatchi PLC	1,840	4,086
	M&G PLC	618,070	1,688,629
	Man Group PLC	521,841	1,657,480
*	Marks & Spencer Group PLC	655,677	1,648,204
	Marshalls PLC	77,169	747,443
*	Marston’s PLC	175,514	190,744
*	McBride PLC	87,007	83,189
	Mears Group PLC	52,545	142,489
*	Mediclinic International PLC	146,328	669,498
*	Meggitt PLC	180,391	1,852,040
	Melrose Industries PLC	773,603	1,669,082
	Micro Focus International PLC, Sponsored ADR	17,726	87,035
	Micro Focus International PLC	75,139	368,214
	Midwich Group PLC	10,528	95,687
*	Mitchells & Butlers PLC	124,936	433,321
*	Mitie Group PLC	487,996	438,507
	MJ Gleeson PLC	2,020	21,102
	Mondi PLC	92,818	2,318,014
	Mondi PLC	35,892	894,918
	Moneysupermarket.com Group PLC	203,294	590,212
	Morgan Advanced Materials PLC	212,454	1,004,366
	Morgan Sindall Group PLC	12,290	380,761
	Mortgage Advice Bureau Holdings Ltd.	1,856	33,867
*	Motorpoint group PLC	12,001	58,843
*	N Brown Group PLC	69,772	41,354
*	Naked Wines PLC	18,703	190,270
*	National Express Group PLC	197,422	617,782
	National Grid PLC	35,797	458,329
#	National Grid PLC, Sponsored ADR	25,774	1,651,603
	Natwest Group PLC	177,327	534,672
	Natwest Group PLC, Sponsored ADR	181,642	1,098,934
	NCC Group PLC	37,044	125,937
	Next Fifteen Communications Group PLC	2,646	44,591
	Next PLC	16,529	1,801,486
	Ninety One PLC	117,862	418,482
	Norcros PLC	10,981	49,975
	Numis Corp. PLC	8,473	38,996
*	Ocado Group PLC	4,805	118,590
*Ω	On the Beach Group PLC	22,633	92,373
	OSB Group PLC	86,687	597,968
	Oxford Instruments PLC	19,856	624,740
	Pagegroup PLC	131,499	1,193,190
	Pan African Resources PLC	92,070	21,798
*	Pantheon Resources PLC	18,177	19,305
	Paragon Banking Group PLC	86,648	649,563
	PayPoint PLC	31,673	298,870
	Pearson PLC	48,693	400,676
	Pearson PLC, Sponsored ADR	103,768	859,199
*	Pendragon PLC	667,688	167,957
	Pennon Group PLC	47,801	762,447
	Persimmon PLC	45,053	1,678,598
#*	Petrofac Ltd.	91,668	162,355
	Petrofac Ltd.	22,917	4,548
#*	Petropavlovsk PLC	1,019,318	330,277
	Pets at Home Group PLC	189,585	1,251,059
*	Pharos Energy PLC	110,586	30,289
	Phoenix Group Holdings PLC	159,071	1,428,223

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Photo-Me International PLC	131,516	$118,883
*	Playtech PLC	103,861	988,120
	Plus500 Ltd.	28,864	519,640
	Polar Capital Holdings PLC	3,537	40,191
	Premier Foods PLC	346,159	519,563
*	Provident Financial PLC	72,619	366,868
#	Prudential PLC, ADR	53,089	2,192,576
*	PureTech Health PLC	12,082	58,244
	PZ Cussons PLC	82,243	241,619
	QinetiQ Group PLC	192,804	711,436
Ω	Quilter PLC	492,365	1,048,310
*	Rank Group PLC	54,918	123,418
	Rathbone Brothers PLC	10,568	284,135
*	Raven Property Group Ltd.	34,687	16,759
	Reach PLC	150,161	651,228
	Reckitt Benckiser Group PLC	19,933	1,618,217
	Redde Northgate PLC	81,893	445,502
	Redrow PLC	83,619	736,247
	RELX PLC, Sponsored ADR	52,014	1,622,304
	RELX PLC	38,132	1,182,373
	RELX PLC	48,598	1,507,507
*	Renewi PLC	29,278	283,074
	Renishaw PLC	2,979	204,982
	Rentokil Initial PLC	243,890	1,963,057
*	Restaurant Group PLC	260,091	313,706
	Rhi Magnesita NV	7,801	362,950
	RHI Magnesita NV	7,100	326,283
	Ricardo PLC	11,242	64,703
	Rightmove PLC	222,836	2,106,372
	Rio Tinto PLC	2,919	182,004
#	Rio Tinto PLC, Sponsored ADR	172,914	10,940,269
	RM PLC	3,746	10,669
	Robert Walters PLC	7,903	91,974
*	Rolls-Royce Holdings PLC	757,172	1,366,574
	Rotork PLC	242,247	1,171,047
	Royal Dutch Shell PLC, Sponsored ADR, Class B	341,272	15,643,908
	Royal Dutch Shell PLC, Class B	69,241	1,588,993
	Royal Mail PLC	271,132	1,563,027
	RPS Group PLC	130,319	224,991
	RWS Holdings PLC	18,179	154,404
Ω	Sabre Insurance Group PLC	7,460	19,982
*	Saga PLC	20,814	88,579
	Sage Group PLC	60,224	585,710
	Savills PLC	56,587	1,100,566
	Schroders PLC	12,517	620,015
	Schroders PLC	6,449	217,966
	ScS Group PLC	4,075	14,295
*	Senior PLC	185,608	407,522
	Severfield PLC	28,954	28,386
	Severn Trent PLC	24,285	909,528
*	SIG PLC	245,058	174,047
	Sirius Real Estate Ltd.	30,366	56,092
#	Smith & Nephew PLC, Sponsored ADR	9,667	335,928
	Smith & Nephew PLC	38,422	663,550
	Smiths Group PLC	43,302	804,034
	Softcat PLC	50,014	1,329,244
	Spectris PLC	22,012	1,132,564
	Speedy Hire PLC	170,632	148,722
	Spirax-Sarco Engineering PLC	14,842	3,168,352

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Spire Healthcare Group PLC	127,946	$412,618
	Spirent Communications PLC	152,980	600,693
	SSE PLC	174,861	3,937,799
*	SSP Group PLC	236,509	833,239
	St. James’s Place PLC	73,800	1,594,289
*	Stagecoach Group PLC	199,085	217,150
	Standard Chartered PLC	310,696	2,101,237
	SThree PLC	35,092	282,811
	Stock Spirits Group PLC	49,993	256,218
	Stolt-Nielsen Ltd.	13,146	202,756
	Strix Group PLC	7,808	31,163
*	Studio Retail Group PLC	7,838	27,700
	STV Group PLC	2,916	13,774
*	Superdry PLC	28,193	111,685
	Synthomer PLC	188,771	1,308,286
	Tate & Lyle PLC	161,052	1,427,046
	Tatton Asset Management PLC	4,491	33,501
	Taylor Wimpey PLC	569,657	1,205,286
	TBC Bank Group PLC	1,255	26,923
*	Ted Baker PLC	25,716	47,478
	Telecom Plus PLC	21,520	367,517
	Tesco PLC	485,851	1,793,891
*	Topps Tiles PLC	88,422	75,921
#*	TORM PLC, Class A	14,637	119,446
	TP ICAP Group PLC	228,954	486,213
	Travis Perkins PLC	73,527	1,554,428
	Trifast PLC	21,242	39,153
	TT Electronics PLC	53,172	185,349
#*	TUI AG	115,600	387,119
*	Tullow Oil PLC	807,564	507,142
	Tyman PLC	16,148	82,453
*	U & I Group PLC	63,244	74,481
	Ultra Electronics Holdings PLC	23,988	1,062,947
	Unilever PLC, Sponsored ADR	123,174	6,599,663
	Unilever PLC	29,369	1,572,471
	Unilever PLC	32,435	1,736,361
	United Utilities Group PLC	82,436	1,171,674
	UP Global Sourcing Holdings PLC	3,929	8,866
*	Vertu Motors PLC	184,858	155,153
	Vesuvius PLC	70,882	457,030
	Victrex PLC	14,920	466,556
*	Virgin Money UK PLC	344,989	958,485
	Vistry Group PLC	96,870	1,622,156
	Vitec Group PLC	3,131	61,524
	Vodafone Group PLC	3,655,899	5,388,251
#	Vodafone Group PLC, Sponsored ADR	7,082	105,876
	Volution Group PLC	6,100	41,139
	Vp PLC	1,242	17,093
*Ω	Watches of Switzerland Group PLC	2,435	37,810
	Watkin Jones PLC	48,524	160,079
	Weir Group PLC	56,706	1,345,109
*	WH Smith PLC	41,451	887,316
*	Whitbread PLC	32,183	1,439,796
	Wickes Group PLC	82,388	242,452
	Wilmington PLC	5,594	18,354
	Wincanton PLC	30,806	159,939
*Ω	Wizz Air Holdings PLC	1,105	69,884
	WPP PLC, Sponsored ADR	4,077	295,012
	WPP PLC	147,761	2,135,851

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
* Xaar PLC	12,821	$30,256
XP Power Ltd.	236	16,948
* Young & Co’s Brewery PLC, Class A	2,553	51,897

TOTAL UNITED KINGDOM		363,399,568

UNITED STATES — (0.0%)
* Arko Corp.	10,077	96,308
* Jackson Financial, Inc., Class A	2,654	71,844
Ovintiv, Inc.	15,715	589,574
Sempra Energy	1,186	150,809

TOTAL UNITED STATES		908,535

TOTAL COMMON STOCKS		4,011,401,827

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.2%)
Banco ABC Brasil SA	31,360	84,404
Banco Bradesco SA	300,364	1,059,081
Banco do Estado do Rio Grande do Sul SA Class B	65,025	125,469
Banco Pan SA	12,144	28,597
* Braskem SA Class A	31,067	299,782
Centrais Eletricas Brasileiras SA Class B	21,600	129,513
Centrais Eletricas Santa Catarina	1,700	20,483
Cia de Saneamento do Parana	282,323	186,088
Cia de Transmissao de Energia Eletrica Paulista	36,768	158,439
Cia Energetica de Minas Gerais	172,948	394,693
Cia Energetica de Sao Paulo Class B	45,000	203,320
Cia Energetica do Ceara Class A	3,900	36,410
Cia Ferro Ligas da Bahia - FERBASA	21,468	180,301
Cia Paranaense de Energia	188,000	197,200
Eucatex SA Industria e Comercio	21,500	30,323
Gerdau SA	179,088	853,586
Grazziotin SA	6,900	55,212
Itau Unibanco Holding SA	186,965	772,202
Lojas Americanas SA	44,725	38,276
Marcopolo SA	219,947	100,936
Petroleo Brasileiro SA	813,284	3,926,785
Randon SA Implementos e Participacoes	49,300	88,750
Schulz SA	29,000	42,392
Unipar Carbocloro SA Class B	40,652	537,844
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	224,018	525,929

TOTAL BRAZIL		10,076,015

CHILE — (0.0%)
Coca-Cola Embonor SA Class B	15,035	16,415
Embotelladora Andina SA Class B	87,181	180,113

TOTAL CHILE		196,528

COLOMBIA — (0.0%)
Banco Davivienda SA	18,307	164,852
Grupo Argos SA	7,594	17,343
Grupo Aval Acciones y Valores SA	140,001	42,754
Grupo de Inversiones Suramericana SA	16,871	84,630

TOTAL COLOMBIA		309,579

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (0.4%)
Bayerische Motoren Werke AG	12,687	$1,081,462
Biotest AG	5,953	288,027
Draegerwerk AG & Co. KGaA	3,939	310,350
FUCHS PETROLUB SE	13,904	666,847
Henkel AG & Co. KGaA	6,028	540,033
Jungheinrich AG	22,454	1,138,699
Porsche Automobil Holding SE	18,681	1,944,252
Sartorius AG	5,229	3,387,019
Schaeffler AG	52,285	415,464
Sixt SE	7,889	781,636
STO SE & Co. KGaA	1,089	245,109
Villeroy & Boch AG	5,018	139,061
Volkswagen AG	27,539	6,180,617

TOTAL GERMANY		17,118,576

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	55,128	48,159

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	40	1,332
Hyundai Engineering & Construction Co. Ltd.	285	38,741

TOTAL SOUTH KOREA		40,073

THAILAND — (0.0%)
* U City PCL	4,215,000	146,079

TOTAL PREFERRED STOCKS		27,935,009

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Decmil Group Ltd. Warrants 09/15/22	584	0

AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights Exp 07/26/21	12,809	0
* Porr AG Rights 11/03/21	2,136	348

TOTAL AUSTRIA		348

BRAZIL — (0.0%)
* Ultrapar Participacoes SA Rights 11/03/21	9,275	0

CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	7,002	52,504

CHILE — (0.0%)
* Itau CorpBanca Chile SA Rights Exp 10/26/21	810	0

GERMANY — (0.0%)
* Borussia Dortmund GmbH & Co. KGaA Rights Exp 10/04/21	3	0

HONG KONG — (0.0%)
* APAC Resources Ltd. Warrants 10/06/22	29,200	304

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/30	6,942	0

NEW ZEALAND — (0.0%)
* Arvida Group Ltd. Rights 11/08/21	9,808	1,054

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	328,770	$0

SOUTH KOREA — (0.0%)
*	Dong Bang Transport Logistics Rights 12/07/21	619	403

SPAIN — (0.0%)
*	Miquel y Costas & Miquel SA Rights 11/01/21	12,924	65,085

TAIWAN — (0.0%)
*	CoreMax Corp. Rights Exp 10/21/21	590	1,729
*	Eva Airways Corp. Rights Exp 10/01/21	26,290	0
*	Ta Ya Electric Wire & Cable Rights 11/10/21	3,497	471

TOTAL TAIWAN			2,200

THAILAND — (0.0%)
*	Banpu PCL 10/01/22	413,333	64,150
*	Banpu PCL 10/01/23	413,333	42,102
*	BTS W7 Warrants 07/11/24	35,730	0
*	BTS W8 Warrants 07/22/22	71,460	0
*	MBK PCL Warrants 10/27/22	13,455	4,460
*	Samart Telcoms PCL Rights 05/17/24	11,683	525
*	Thai Rubber Latex Group PCL	67,740	1,307

TOTAL THAILAND			112,544

TOTAL RIGHTS/WARRANTS			234,442

TOTAL INVESTMENT SECURITIES (Cost $3,030,242,478)			4,039,571,278

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	12,493,822	144,553,518

TOTAL INVESTMENTS — (100.0%) (Cost $3,174,772,909)			$4,184,124,796

As of October 31, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	12/17/21	$35,282,412	$36,316,300	$1,033,888

Total Futures Contracts			$35,282,412	$36,316,300	$1,033,888

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$932,297	$173,617,004	—	$174,549,301
Austria	—	16,069,401	—	16,069,401
Belgium	305,632	29,708,924	—	30,014,556
Brazil	42,398,049	—	—	42,398,049

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$300,295,695	$697,010	—	$300,992,705
Chile	949,520	3,500,183	—	4,449,703
China	35,900,636	342,341,550	$1,751,160	379,993,346
Colombia	2,328,978	—	—	2,328,978
Czech Republic	—	1,213,913	—	1,213,913
Denmark	—	67,771,949	—	67,771,949
Egypt	121,360	139,047	—	260,407
Finland	—	46,026,912	—	46,026,912
France	552,196	220,827,504	2,256	221,381,956
Germany	1,589,887	180,787,302	—	182,377,189
Greece	—	2,352,157	1,440	2,353,597
Hong Kong	623,146	62,411,909	62,028	63,097,083
Hungary	—	3,161,564	—	3,161,564
India	3,431,397	178,382,005	473	181,813,875
Indonesia	166,221	18,948,801	112,153	19,227,175
Ireland	10,472,589	15,784,034	—	26,256,623
Israel	2,125,667	23,585,483	—	25,711,150
Italy	659,759	74,082,899	—	74,742,658
Japan	4,432,921	601,054,106	—	605,487,027
Malaysia	—	22,509,237	179	22,509,416
Mexico	26,892,787	129,870	198	27,022,855
Netherlands	18,193,004	90,946,593	—	109,139,597
New Zealand	—	14,483,709	—	14,483,709
Norway	188,284	27,753,708	—	27,941,992
Peru	281,575	589	—	282,164
Philippines	27,536	10,384,289	—	10,411,825
Poland	—	12,195,746	—	12,195,746
Portugal	—	5,437,389	—	5,437,389
Qatar	—	6,173,656	—	6,173,656
Russia	4,840,114	5,989,070	—	10,829,184
Saudi Arabia	52,343	35,475,860	—	35,528,203
Singapore	412,749	23,782,381	43,066	24,238,196
South Africa	8,360,502	57,489,182	—	65,849,684
South Korea	778,135	178,742,201	59,053	179,579,389
Spain	642,129	52,163,590	—	52,805,719
Sweden	138,422	97,472,625	—	97,611,047
Switzerland	9,164,251	198,001,235	—	207,165,486
Taiwan	14,904,075	210,647,008	9,645	225,560,728
Thailand	27,137,999	—	—	27,137,999
Turkey	—	7,084,237	—	7,084,237
United Arab Emirates	—	6,424,573	1,813	6,426,386
United Kingdom	84,487,086	278,912,482	—	363,399,568
United States	812,227	96,308	—	908,535
Preferred Stocks
Brazil	10,076,015	—	—	10,076,015
Chile	—	196,528	—	196,528
Colombia	309,579	—	—	309,579
Germany	—	17,118,576	—	17,118,576
Philippines	—	48,159	—	48,159
South Korea	—	40,073	—	40,073
Thailand	146,079	—	—	146,079
Rights/Warrants
Austria	—	348	—	348
Canada	—	52,504	—	52,504
Hong Kong	—	304	—	304
New Zealand	—	1,054	—	1,054
South Korea	—	403	—	403
Spain	—	65,085	—	65,085

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$2,200	—	$2,200
Thailand	—	112,544	—	112,544
Securities Lending Collateral	—	144,553,518	—	144,553,518
Futures Contracts**	$1,033,888	—	—	1,033,888

TOTAL	$616,164,729	$3,566,950,491	$2,043,464^	$4,185,158,684

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.3%)
BRAZIL — (3.2%)
	AES Brasil Energia SA	1,511,869	$2,919,907
	Aliansce Sonae Shopping Centers SA	513,086	1,743,683
*	Alliar Medicos A Frente SA	276,319	724,604
*	Alper Consultoria e Corretora de Seguros SA	8,000	50,618
	Alupar Investimento SA	891,299	3,749,147
	Ambev SA, ADR	7,894,514	23,367,762
*	Americanas SA	514,437	2,707,179
*	Anima Holding SA	947,184	1,107,661
	Arezzo Industria e Comercio SA	92,538	1,211,694
	Atacadao SA	1,253,820	3,696,723
#*	Azul SA, ADR	490,810	6,493,416
	B3 SA—Brasil Bolsa Balcao	9,415,491	19,869,325
	Banco Bradesco SA	3,020,982	9,099,666
	Banco BTG Pactual SA	2,015,640	8,053,560
	Banco do Brasil SA	1,576,992	7,963,477
	Banco Inter SA	105,789	217,059
	Banco Santander Brasil SA	880,207	5,365,024
	BB Seguridade Participacoes SA	1,903,788	7,451,482
*	BK Brasil Operacao e Assessoria a Restaurantes SA	457,286	556,638
*	BR Malls Participacoes SA	3,685,040	4,681,551
	BR Properties SA	805,394	1,028,897
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	346,518	1,550,913
*	Braskem SA, Sponsored ADR	454,922	8,811,839
*	BRF SA	3,518,324	14,481,496
*	C&A Modas Ltda	234,400	251,686
	Camil Alimentos SA	513,466	880,675
	CCR SA	6,035,156	12,222,586
	Centrais Eletricas Brasileiras SA	722,800	4,332,599
#	Cia Brasileira de Distribuicao, ADR	89,028	405,968
	Cia Brasileira de Distribuicao	912,711	4,128,692
	Cia de Locacao das Americas	869,742	3,040,506
	Cia de Saneamento Basico do Estado de Sao Paulo	1,115,204	6,955,452
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,235	171,036
	Cia de Saneamento de Minas Gerais-COPASA	1,109,411	2,675,340
	Cia de Saneamento do Parana	1,248,558	4,037,383
	Cia de Saneamento do Parana	446,700	283,353
#	Cia Energetica de Minas Gerais, Sponsored ADR	489,101	1,100,477
	Cia Energetica de Minas Gerais	753,131	2,217,837
	Cia Paranaense de Energia	687,516	655,380
	Cia Paranaense de Energia	209,372	1,083,253
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	11,499,125
	Cia Siderurgica Nacional SA	349,936	1,412,442
	Cielo SA	7,168,624	2,781,687
*	Cogna Educacao	11,268,497	4,951,606
	Construtora Tenda SA	455,027	1,375,449
	Cosan SA	2,018,610	7,078,261
	CPFL Energia SA	107,682	501,987
	CSU Cardsystem SA	227,133	681,745
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	497,297	1,241,524
	Dexco SA	2,194,798	6,031,631
	Dimed SA Distribuidora da Medicamentos	128,200	295,070
	Direcional Engenharia SA	591,396	999,667
*	EcoRodovias Infraestrutura e Logistica SA	1,460,769	2,119,795
	EDP - Energias do Brasil SA	1,586,028	5,508,017
*	Embraer SA	82,500	320,569
*	Embraer SA, Sponsored ADR	1,090,681	16,938,276
	Enauta Participacoes SA	689,087	1,560,390

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	982,500	$6,897,241
*	Eneva SA	1,670,857	4,263,146
	Engie Brasil Energia SA	686,361	4,731,973
	Equatorial Energia SA	3,270,370	13,258,100
*	Eternit SA	222,700	526,781
	Even Construtora e Incorporadora SA	678,419	747,682
	Ez Tec Empreendimentos e Participacoes SA	412,359	1,333,419
	Fleury SA	1,091,119	3,640,414
	Fras-Le SA	80,100	201,676
*	Gafisa SA	582,619	207,496
	Gafisa SA, ADR	103,158	69,116
#	Gerdau SA, Sponsored ADR	1,564,478	7,399,981
	Gerdau SA	307,870	1,213,195
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	220,052	169,996
#*	Gol Linhas Aereas Inteligentes SA, ADR	271,839	1,486,962
	Grendene SA	1,227,759	1,866,503
*	GRUPO DE MODA SOMA SA	1,086,020	2,524,643
	Guararapes Confeccoes SA	662,028	1,284,455
Ω	Hapvida Participacoes e Investimentos SA	1,326,117	2,711,540
	Helbor Empreendimentos SA	325,663	275,819
	Hypera SA	1,120,024	5,568,566
	Iguatemi Empresa de Shopping Centers SA	291,700	1,547,450
	Industrias Romi SA	201,757	583,772
	Instituto Hermes Pardini SA	248,360	966,368
*	International Meal Co. Alimentacao SA, Class A	1,333,561	663,969
*	Iochpe-Maxion SA	833,093	2,476,931
*	IRB Brasil Resseguros SA	3,013,227	2,503,993
	Itau Unibanco Holding SA	890,811	3,319,351
	JBS SA	5,288,389	36,590,877
	JHSF Participacoes SA	2,104,991	1,861,141
	JSL SA	153,365	196,197
	Kepler Weber SA	114,804	718,669
*	Klabin SA	3,233,629	13,143,529
	Light SA	1,802,200	3,091,055
	Localiza Rent a Car SA	1,332,706	10,696,974
	LOG Commercial Properties e Participacoes SA	220,977	917,376
*	Log-in Logistica Intermodal SA	251,200	943,591
	Lojas Americanas SA	526,064	459,530
	Lojas Renner SA	2,324,134	13,272,412
*	LPS Brasil Consultoria de Imoveis SA	350,700	151,619
	M Dias Branco SA	307,241	1,684,877
	Magazine Luiza SA	3,911,554	7,492,097
	Mahle-Metal Leve SA	273,399	1,650,916
	Marcopolo SA	661,600	273,137
	Marfrig Global Foods SA	1,765,901	8,291,643
*	Marisa Lojas SA	865,738	630,459
	Mills Estruturas e Servicos de Engenharia SA	927,449	826,583
	Minerva SA	1,154,554	1,992,515
*	Moura Dubeux Engenharia S/A	87,200	74,317
	Movida Participacoes SA	247,467	651,137
	MRV Engenharia e Participacoes SA	1,846,380	3,320,592
	Multiplan Empreendimentos Imobiliarios SA.	1,019,484	3,345,413
*	Natura & Co. Holding SA	1,999,836	13,783,908
	Neoenergia SA	132,203	363,079
	Notre Dame Intermedica Participacoes SA	355,173	4,038,946
	Odontoprev SA	1,532,180	3,640,550
*	Omega Geracao SA	36,992	214,527
	Ouro Fino Saude Animal Participacoes SA	12,400	54,928
*	Petro Rio SA	4,639,160	19,292,159

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Petroleo Brasileiro SA, Sponsored ADR	880,028	$8,457,069
	Petroleo Brasileiro SA, Sponsored ADR	1,615,720	15,866,370
	Petroleo Brasileiro SA	16,003,488	78,460,703
	Porto Seguro SA	1,446,720	5,982,927
	Portobello SA	710,634	1,203,739
	Positivo Tecnologia SA	458,000	684,103
*	Profarma Distribuidora de Produtos Farmaceuticos SA	125,875	108,840
	Qualicorp Consultoria e Corretora de Seguros SA	1,350,837	4,095,259
	Raia Drogasil SA	2,402,684	9,898,013
*	Rumo SA	4,628,764	13,114,203
	Sao Carlos Empreendimentos e Participacoes SA	22,300	146,196
	Sao Martinho SA	1,715,349	11,640,715
#	Sendas Distribuidora SA, ADR	89,028	1,200,988
	Sendas Distribuidora SA	3,377,180	9,149,347
Ω	Ser Educacional SA	312,585	578,225
	SIMPAR SA	1,749,244	3,176,893
	SLC Agricola SA	836,638	6,460,312
	Sul America SA	1,702,112	7,832,285
*	Suzano SA	1,733,608	15,121,996
#*	Suzano SA, Sponsored ADR	140,729	1,234,194
	SYN prop e tech SA	96,034	216,271
*	Tecnisa SA	334,492	216,325
	Tegma Gestao Logistica SA	189,960	515,307
	Telefonica Brasil SA	980,993	7,912,187
#	Telefonica Brasil SA, ADR	294,101	2,361,631
*	Terra Santa Propriedades Agricolas SA	30,245	116,666
	TIM SA	3,916,037	7,785,169
	TOTVS SA	864,930	5,020,572
	Transmissora Alianca de Energia Eletrica SA	1,722,371	11,187,874
	Trisul SA	80,936	83,893
	Tupy SA	579,773	2,145,976
	Ultrapar Participacoes SA	2,538,609	5,869,954
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	174,261
	Unipar Carbocloro SA	29,500	422,078
	Usinas Siderurgicas de Minas Gerais SA Usiminas	376,034	858,166
	Vale SA	15,469,805	196,284,906
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	379,349	479,916
*	Via S/A	1,190,300	1,297,060
	Vibra Energia SA	1,292,645	4,805,218
	Vivara Participacoes SA	95,700	439,856
*	Vulcabras Azaleia SA	475,086	734,877
	WEG SA	2,769,280	18,155,030
	Wiz Solucoes e Corretagem de Seguros SA	542,090	926,888
*	XP, Inc.	194,361	6,371,027
	YDUQS Participacoes SA	1,530,252	5,655,951

TOTAL BRAZIL			947,197,512

CHILE — (0.4%)
	AES Andes SA	16,309,928	1,676,616
	Aguas Andinas SA, Class A	11,807,633	2,251,636
	Banco de Chile	8,969,120	778,034
#	Banco de Chile, ADR	316,377	5,466,997
	Banco de Credito e Inversiones SA	148,522	5,002,897
	Banco Santander Chile, ADR	306,008	5,422,461
	Besalco SA	2,474,186	653,909
*	Camanchaca SA	49,415	2,094
	CAP SA	816,352	8,084,455
	Cementos BIO BIO SA	179,409	160,791

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Cencosud SA	5,516,956	$8,069,011
	Cencosud Shopping SA	13,213	12,784
	Cia Sud Americana de Vapores SA	176,368,313	11,462,561
	Colbun SA	28,287,600	1,950,449
	Cristalerias de Chile SA	59,157	195,622
	Embotelladora Andina SA, ADR, Class B	70,431	864,188
	Empresa Nacional de Telecomunicaciones SA	1,073,766	3,682,929
	Empresas CMPC SA	3,110,347	5,739,122
	Empresas COPEC SA	742,464	5,840,524
*	Empresas Hites SA	1,284,893	220,047
	Enel Americas SA, ADR	1,218,959	6,899,306
	Enel Americas SA	66,300,546	7,544,686
#	Enel Chile SA, ADR	1,211,424	2,628,790
	Enel Chile SA	45,655,296	1,873,601
	Engie Energia Chile SA	3,167,511	1,849,329
	Falabella SA	1,038,174	2,870,276
	Forus SA	440,071	586,811
	Grupo Security SA	2,755,910	417,061
	Hortifrut SA	31,483	33,471
	Instituto de Diagnostico SA	4,394	8,278
	Inversiones Aguas Metropolitanas SA	3,522,943	1,668,296
	Inversiones La Construccion SA	202,351	735,507
*	Itau CorpBanca Chile SA	855,986,566	1,900,769
*	Itau CorpBanca Chile SA, ADR	23,704	81,779
*	Masisa SA	4,941,751	69,821
	Molibdenos y Metales SA	84,693	374,730
*	Multiexport Foods SA	3,517,774	1,107,063
*	Parque Arauco SA	3,706,743	3,657,912
	PAZ Corp. SA	1,378,694	484,665
	Plaza SA	22,596	22,552
*	Ripley Corp. SA	5,539,241	936,272
	Salfacorp SA	2,323,785	785,629
	Sigdo Koppers SA	1,838,995	1,730,622
	SMU SA	1,083,455	107,941
	Sociedad Matriz SAAM SA	24,688,376	1,542,214
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	268,149	14,718,699
	Socovesa SA	1,574,885	206,255
	SONDA SA	3,257,146	1,101,309
	Vina Concha y Toro SA	2,632,816	3,828,610

TOTAL CHILE			127,309,381

CHINA — (30.7%)
*	21Vianet Group, Inc., ADR	188,817	2,960,651
	263 Network Communications Co. Ltd., Class A	715,770	420,403
*	360 DigiTech, Inc., ADR	59,347	1,211,272
*	360 Security Technology, Inc., Class A	1,080,100	2,031,902
#*	361 Degrees International Ltd.	6,035,000	2,927,563
*Ω	3SBio, Inc.	7,956,500	7,274,105
*	51job, Inc., ADR	113,891	6,783,348
	5I5J Holding Group Co. Ltd., Class A	1,791,700	834,236
	AAC Technologies Holdings, Inc.	5,918,000	25,578,875
Ω	AAG Energy Holdings Ltd.	968,000	216,699
	Accelink Technologies Co. Ltd., Class A	399,537	1,353,547
	ADAMA Ltd., Class A	103,700	122,431
	Addsino Co. Ltd., Class A	354,700	851,801
	Advanced Technology & Materials Co. Ltd., Class A	421,700	561,141
	AECC Aero-Engine Control Co. Ltd., Class A	292,600	1,220,506
	AECC Aviation Power Co. Ltd., Class A	220,072	2,033,486
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	212,100	278,488

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,914	$7,867
#	Agile Group Holdings Ltd.	14,656,465	11,489,830
	Agricultural Bank of China Ltd., Class H	108,032,460	36,710,209
	Aier Eye Hospital Group Co. Ltd., Class A	789,941	5,974,131
*	Air China Ltd., Class H	11,216,000	7,890,706
	Aisino Corp., Class A	541,000	968,434
	Ajisen China Holdings Ltd.	3,826,000	653,699
Ω	Ak Medical Holdings Ltd.	2,264,000	2,348,292
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	417,121,714
*	Alibaba Group Holding Ltd.	7,662,500	157,561,366
#*	Alibaba Health Information Technology Ltd.	4,302,000	5,386,913
#*	Alibaba Pictures Group Ltd.	37,220,000	3,954,007
Ω	A-Living Smart City Services Co. Ltd.	3,293,000	10,931,042
	All Winner Technology Co. Ltd., Class A	122,900	1,219,200
	Allmed Medical Products Co. Ltd., Class A	195,700	400,612
*	Alpha Group, Class A	807,000	635,809
*	Aluminum Corp. of China Ltd., ADR	158,734	2,381,010
*	Aluminum Corp. of China Ltd., Class H	20,622,000	12,410,118
	Amoy Diagnostics Co. Ltd., Class A	56,570	714,738
	An Hui Wenergy Co. Ltd., Class A	643,539	440,990
	Angang Steel Co. Ltd., Class H	17,399,908	9,352,945
	Angel Yeast Co. Ltd., Class A	221,000	1,922,033
	Anhui Anke Biotechnology Group Co. Ltd., Class A	385,300	738,082
	Anhui Conch Cement Co. Ltd., Class H	7,186,000	35,534,091
	Anhui Construction Engineering Group Co. Ltd., Class A	766,116	463,641
	Anhui Expressway Co. Ltd., Class H	3,148,000	1,866,385
	Anhui Genuine New Materials Co. Ltd., Class A	105,280	376,522
	Anhui Guangxin Agrochemical Co. Ltd., Class A	144,700	798,879
	Anhui Gujing Distillery Co. Ltd., Class A	81,095	2,882,126
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,104,640
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	254,954
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	798,340	648,829
	Anhui Jinhe Industrial Co. Ltd., Class A	169,582	1,272,853
	Anhui Korrun Co. Ltd., Class A	83,762	290,565
	Anhui Kouzi Distillery Co. Ltd., Class A	176,028	1,664,205
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	165,594
*	Anhui Tatfook Technology Co. Ltd., Class A	353,900	488,577
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	70,160	92,329
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	612,200	996,322
	Anhui Xinhua Media Co. Ltd., Class A	739,600	544,190
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,897,666
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	510,200	1,370,563
††	Animal Health Holdings, Inc.	1,485,000	17,903
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	16,339	606,511
	ANTA Sports Products Ltd.	4,074,000	63,121,416
#*	Anton Oilfield Services Group	19,366,000	1,315,248
	Aoshikang Technology Co. Ltd., Class A	49,500	551,773
*††	Aowei Holdings Ltd.	187,000	9,554
	Aoyuan Healthy Life Group Co. Ltd.	131,000	60,940
	Apeloa Pharmaceutical Co. Ltd., Class A	377,400	2,048,495
	APT Satellite Holdings Ltd.	740,000	219,041
*	Art Group Holdings Ltd.	455,000	24,231
#*Ω	Ascletis Pharma, Inc.	729,000	253,394
	Asia Cement China Holdings Corp.	5,246,500	3,997,834
Ω	AsiaInfo Technologies Ltd.	402,000	662,330
#*	Asian Citrus Holdings Ltd.	3,478,000	84,393
	Asymchem Laboratories Tianjin Co. Ltd., Class A	38,900	2,419,086
	Ausnutria Dairy Corp. Ltd.	3,736,000	4,673,623
*	Austar Lifesciences Ltd.	87,000	190,752

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co. Ltd., Class A	148,055	$1,267,028
	Avary Holding Shenzhen Co. Ltd., Class A	455,931	2,494,249
	AVIC Electromechanical Systems Co. Ltd., Class A	458,000	1,086,652
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	517,826
	AviChina Industry & Technology Co. Ltd., Class H	12,896,212	8,205,205
	AVICOPTER PLC, Class A	72,100	708,721
	Bafang Electric Suzhou Co. Ltd., Class A	21,500	801,805
#Ω	BAIC Motor Corp. Ltd., Class H	13,495,500	4,470,380
*	Baidu, Inc., Sponsored ADR	559,862	90,832,011
#Ω	BAIOO Family Interactive Ltd	7,160,000	576,123
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,286,789
	Bank of Changsha Co. Ltd., Class A	924,447	1,162,006
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,621,989
	Bank of China Ltd., Class H	204,333,702	72,314,014
	Bank of Chongqing Co. Ltd., Class H	2,882,500	1,619,017
	Bank of Communications Co. Ltd., Class H	25,189,618	14,984,868
	Bank of Guiyang Co. Ltd., Class A	1,309,900	1,381,942
	Bank of Hangzhou Co. Ltd., Class A	803,259	1,791,670
	Bank of Jiangsu Co. Ltd., Class A	2,308,060	2,268,098
	Bank of Nanjing Co. Ltd., Class A	2,233,996	3,386,145
	Bank of Ningbo Co. Ltd., Class A	949,365	5,659,735
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,424,565
	Bank of Suzhou Co. Ltd., Class A	756,781	815,155
	Baoshan Iron & Steel Co. Ltd., Class A	4,392,337	4,888,808
	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	257,834
*	Baoye Group Co. Ltd., Class H	1,616,440	790,534
#*	Baozun, Inc., Sponsored ADR	302,114	5,226,572
*	Baozun, Inc., Class A	2,600	15,007
#	BBMG Corp., Class H	16,085,404	2,702,716
	Bear Electric Appliance Co. Ltd., Class A	81,896	730,784
	Befar Group Co. Ltd., Class A	472,000	619,339
	Beibuwan Port Co. Ltd., Class A	401,230	467,210
#*	BeiGene Ltd., ADR	777	277,948
*	BeiGene Ltd.	290,900	8,044,144
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	327,416	596,258
	Beijing Capital Development Co. Ltd., Class A	1,921,600	1,476,152
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,570,230	2,401,368
#*	Beijing Capital International Airport Co. Ltd., Class H	13,182,000	8,571,794
*	Beijing Career International Co. Ltd., Class A	65,700	590,159
*	Beijing Centergate Technologies Holding Co. Ltd., Class A	248,134	256,565
	Beijing Certificate Authority Co. Ltd., Class A	50,583	293,811
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	337,750	791,838
	Beijing Cisri-Gaona Materials & Technology Co. Ltd., Class A	103,100	673,457
	Beijing Ctrowell Technology Corp. Ltd., Class A	230,068	341,511
	Beijing Dabeinong Technology Group Co. Ltd., Class A	1,178,300	1,580,098
	Beijing Easpring Material Technology Co. Ltd., Class A	119,800	1,658,338
*	Beijing Energy International Holding Co. Ltd.	14,756,000	557,532
	Beijing Enlight Media Co. Ltd., Class A	595,800	871,763
*	Beijing Enterprises Clean Energy Group Ltd.	65,400,000	879,103
	Beijing Enterprises Holdings Ltd.	3,433,028	13,196,181
	Beijing Enterprises Water Group Ltd.	25,958,469	9,922,214
*	Beijing Forever Technology Co. Ltd., Class A	240,700	432,441
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	48,395
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	301,470	764,952
#*	Beijing Health Holdings Ltd.	13,284,000	167,407
*	Beijing Jetsen Technology Co. Ltd., Class A	1,306,200	836,810
	Beijing Jingneng Clean Energy Co. Ltd., Class H	9,008,000	2,722,823
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	68,788
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	276,077

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing New Building Materials PLC, Class A	425,879	$1,876,700
#	Beijing North Star Co. Ltd., Class H	6,838,000	1,097,175
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	672,898
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	491,946	677,719
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	3,257,268
	Beijing Originwater Technology Co. Ltd., Class A	1,189,600	1,294,787
*	Beijing Philisense Technology Co. Ltd., Class A	611,600	393,892
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	1,488,456	1,416,639
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	54,250
	Beijing Shiji Information Technology Co. Ltd., Class A	333,379	1,233,921
*	Beijing Shougang Co. Ltd., Class A	824,200	741,233
	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	816,878
	Beijing Sinnet Technology Co. Ltd., Class A	726,800	1,500,212
	Beijing SL Pharmaceutical Co. Ltd., Class A	513,465	744,168
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	537,951
	Beijing SuperMap Software Co. Ltd., Class A	207,300	750,761
	Beijing Thunisoft Corp. Ltd., Class A	434,506	727,271
	Beijing Tiantan Biological Products Corp. Ltd., Class A	201,040	907,420
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	69,000	87,926
	Beijing Tongrentang Co. Ltd., Class A	171,372	858,797
	Beijing Tongtech Co. Ltd., Class A	169,600	764,865
*	Beijing Ultrapower Software Co. Ltd., Class A	883,200	779,643
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	38,300	36,007
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,882,000	500,831
	Beijing Wanji Technology Co. Ltd., Class A	92,380	337,962
	Beijing Yanjing Brewery Co. Ltd., Class A	930,600	965,556
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	62,407	1,584,305
	Beijing Zhidemai Technology Co. Ltd., Class A	20,344	246,152
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	442,700	774,452
	Best Pacific International Holdings Ltd.	1,354,000	413,686
#*	BEST, Inc.	423,929	682,526
	Bestore Co. Ltd., Class A	38,606	253,445
	Bestsun Energy Co. Ltd., Class A	924,440	705,469
	Betta Pharmaceuticals Co. Ltd., Class A	46,956	580,695
	Better Life Commercial Chain Share Co. Ltd., Class A	392,100	412,065
	BGI Genomics Co. Ltd., Class A	138,500	1,926,810
	Biem.L.Fdlkk Garment Co. Ltd., Class A	343,600	1,320,791
	BII Railway Transportation Technology Holdings Co. Ltd.	1,592,000	118,270
*	Bilibili, Inc., Class Z	126,860	9,295,777
	Binjiang Service Group Co. Ltd.	59,500	161,950
	Black Peony Group Co. Ltd., Class A	249,700	277,217
	Blue Sail Medical Co. Ltd., Class A	429,628	970,933
*	Bluedon Information Security Technology Co. Ltd., Class A	156,644	81,409
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,123,502	878,646
	BOC International China Co. Ltd., Class A	334,200	693,399
	BOE Technology Group Co. Ltd., Class A	7,215,179	5,543,291
*	Bohai Leasing Co. Ltd., Class A	3,137,585	1,288,856
#	Bosideng International Holdings Ltd.	29,512,157	22,867,596
*	Boyaa Interactive International Ltd.	1,928,000	128,514
	Bright Dairy & Food Co. Ltd., Class A	356,169	775,423
	Bright Real Estate Group Co. Ltd., Class A	563,094	191,754
*††	Brilliance China Automotive Holdings Ltd.	20,104,000	6,654,425
	B-Soft Co. Ltd., Class A	598,715	747,394
*	BTG Hotels Group Co. Ltd., Class A	377,071	1,440,829
	BYD Co. Ltd., Class H	3,071,300	117,469,796
	By-health Co. Ltd., Class A	172,300	685,878
	C C Land Holdings Ltd.	13,761,530	3,084,100
	C&D International Investment Group Ltd.	269,234	501,128

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	C&D Property Management Group Co. Ltd.	354,000	$200,243
	C&S Paper Co. Ltd., Class A	394,771	1,050,402
#*	CA Cultural Technology Group Ltd.	3,507,000	274,953
	Cabbeen Fashion Ltd.	1,829,000	749,762
	Caitong Securities Co. Ltd., Class A	850,300	1,362,682
	Camel Group Co. Ltd., Class A	436,530	892,785
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	371,700	573,676
	Canny Elevator Co. Ltd., Class A	314,700	358,771
*Ω	CanSino Biologics, Inc., Class H	144,800	3,703,202
	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,614,946
	Capinfo Co. Ltd., Class H	60,000	3,662
*	Capital Environment Holdings Ltd.	4,918,000	115,073
	Carrianna Group Holdings Co. Ltd.	1,788,877	158,462
	Castech, Inc., Class A	85,100	218,025
	CCS Supply Chain Management Co. Ltd., Class A	288,300	244,448
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	37,348
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	192,605
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	3,263,541
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	176,465
	CECEP Wind-Power Corp., Class A	3,066,200	3,534,364
	Central China Management Co. Ltd.	6,510,074	1,004,293
#	Central China Real Estate Ltd.	6,510,074	978,649
	Central China Securities Co. Ltd., Class H	4,483,000	822,499
	Centre Testing International Group Co. Ltd., Class A	105,393	454,313
	CETC Digital Technology Co. Ltd., Class A	91,068	476,601
#	CGN New Energy Holdings Co. Ltd.	13,644,000	12,770,439
	CGN Nuclear Technology Development Co. Ltd., Class A	322,400	449,120
Ω	CGN Power Co. Ltd., Class H	28,094,000	7,562,834
	Chacha Food Co. Ltd., Class A	162,391	1,446,439
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	753,271
	Changchun High & New Technology Industry Group, Inc., Class A	68,918	2,938,490
	Changjiang Securities Co. Ltd., Class A	1,305,899	1,477,043
	Changying Xinzhi Technology Co. Ltd., Class A	186,800	489,839
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	143,700	265,837
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	1,830,072
	Chanjet Information Technology Co. Ltd., Class H	50,100	64,425
#	Chaowei Power Holdings Ltd.	5,383,000	1,585,974
	Chaozhou Three-Circle Group Co. Ltd., Class A	243,973	1,525,982
*	Cheetah Mobile, Inc., ADR	222,465	373,741
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	231,530	453,203
	Chengdu Hongqi Chain Co. Ltd., Class A	682,300	541,255
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	151,000	178,029
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	228,471	652,337
	Chengdu Wintrue Holding Co. Ltd., Class A	422,500	1,058,124
	Chengdu Xingrong Environment Co. Ltd., Class A	470,862	434,988
	Chengtun Mining Group Co. Ltd., Class A	959,900	1,534,186
*	Chengzhi Co. Ltd., Class A	24,600	54,499
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	530,200	1,347,223
	China Aerospace International Holdings Ltd.	12,304,600	916,661
#	China Aircraft Leasing Group Holdings Ltd.	1,534,500	1,061,489
#	China Aoyuan Group Ltd.	10,187,000	4,023,261
	China Baoan Group Co. Ltd., Class A	671,592	2,202,928
	China Bester Group Telecom Co. Ltd., Class A	31,300	68,320
	China BlueChemical Ltd., Class H	12,777,122	4,272,421
#*	China Boton Group Co. Ltd.	218,000	77,803
	China Building Material Test & Certification Group Co. Ltd., Class A	216,743	628,664
*	China CAMC Engineering Co. Ltd., Class A	510,993	515,856
	China Chengtong Development Group Ltd.	546,000	12,490
	China Cinda Asset Management Co. Ltd., Class H	60,564,000	10,110,915

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CITIC Bank Corp. Ltd., Class H	26,326,607	$11,548,155
#	China Coal Energy Co. Ltd., Class H	10,035,168	6,122,308
††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	4,495,614
	China Communications Services Corp. Ltd., Class H	15,733,327	8,697,690
	China Conch Venture Holdings Ltd.	6,982,000	33,927,951
	China Construction Bank Corp., Class H	375,913,302	255,839,332
	China CSSC Holdings Ltd., Class A	181,178	636,627
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	472,450
	China Datang Corp. Renewable Power Co. Ltd., Class H	15,606,000	6,602,514
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	556,000	79,077
#*	China Dili Group	10,867,661	2,667,438
#	China Dongxiang Group Co. Ltd.	22,038,888	2,315,243
#Ω	China East Education Holdings Ltd.	365,500	346,762
*	China Eastern Airlines Corp. Ltd., ADR	3,360	64,949
*	China Eastern Airlines Corp. Ltd., Class H	11,200,000	4,394,361
	China Education Group Holdings Ltd.	2,311,000	3,950,276
*	China Electronics Huada Technology Co. Ltd.	2,662,000	269,541
#	China Electronics Optics Valley Union Holding Co. Ltd.	4,356,000	242,531
#	China Energy Engineering Corp. Ltd., Class H	2,854,000	420,782
	China Enterprise Co. Ltd., Class A	2,240,978	997,655
	China Everbright Bank Co. Ltd., Class H	9,743,000	3,426,233
	China Everbright Environment Group Ltd.	21,749,777	14,941,117
#Ω	China Everbright Greentech Ltd.	3,225,000	1,134,066
#	China Everbright Ltd.	9,396,896	10,566,354
	China Express Airlines Co. Ltd., Class A	297,404	510,637
Ω	China Feihe Ltd.	7,890,000	13,099,720
*	China Film Co. Ltd., Class A	764,300	1,404,003
*††	China Financial Services Holdings Ltd.	71,200	5,834
	China Foods Ltd.	7,802,000	2,980,961
*	China Fordoo Holdings Ltd.	259,000	21,642
*	China Fortune Land Development Co. Ltd., Class A	1,965,890	1,131,019
	China Galaxy Securities Co. Ltd., Class H	13,820,500	7,694,925
	China Gas Holdings Ltd.	11,832,200	29,533,405
#	China Glass Holdings Ltd.	3,264,000	956,946
*	China Grand Automotive Services Group Co. Ltd., Class A	196,100	82,062
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	5,036,000	4,032,404
	China Great Wall Securities Co. Ltd., Class A	583,600	1,042,561
	China Greatwall Technology Group Co. Ltd., Class A	610,000	1,282,869
*	China Green Agriculture, Inc.	2,302	25,046
*	China Greenland Broad Greenstate Group Co. Ltd	4,480,000	141,088
	China Hanking Holdings Ltd.	4,174,000	760,318
	China Harmony Auto Holding Ltd.	6,926,000	3,542,248
#*††	China High Precision Automation Group Ltd.	1,360,000	39,985
*	China High Speed Railway Technology Co. Ltd., Class A	1,276,592	434,714
#*	China High Speed Transmission Equipment Group Co. Ltd	2,117,000	1,641,221
	China Hongqiao Group Ltd.	10,627,500	11,807,695
*††Ω	China Huarong Asset Management Co. Ltd., Class H	61,952,000	6,091,290
#††	China Huiyuan Juice Group Ltd.	3,039,500	136,964
*	China Index Holdings Ltd., ADR	23,280	35,619
Ω	China International Capital Corp. Ltd., Class H	6,324,400	15,657,750
#	China International Marine Containers Group Co. Ltd., Class H	2,633,060	5,216,827
#	China Isotope & Radiation Corp.	13,400	38,137
	China Jinmao Holdings Group Ltd.	22,882,976	6,685,226
	China Jushi Co. Ltd., Class A	1,251,507	3,738,795
#	China Kepei Education Group Ltd.	990,000	545,843
	China Kings Resources Group Co. Ltd., Class A	146,640	972,171
	China Lesso Group Holdings Ltd.	12,427,000	19,208,004
#	China Life Insurance Co. Ltd., ADR	817,620	7,047,884
	China Life Insurance Co. Ltd., Class H	15,007,000	26,071,201

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Lilang Ltd.	3,575,000	$2,036,440
#*Ω	China Literature Ltd.	716,200	4,969,334
#*Ω	China Logistics Property Holdings Co. Ltd.	2,841,000	1,526,007
*	China Longevity Group Co. Ltd.	893,399	29,510
	China Longyuan Power Group Corp. Ltd., Class H	17,003,000	39,770,630
#*††	China Lumena New Materials Corp.	391,649	0
#*	China Maple Leaf Educational Systems Ltd.	13,904,000	2,226,936
	China Medical System Holdings Ltd.	13,813,800	23,389,784
	China Meheco Co. Ltd., Class A	485,170	844,038
	China Meidong Auto Holdings Ltd.	2,666,000	13,772,091
	China Mengniu Dairy Co. Ltd.	7,906,000	50,302,420
	China Merchants Bank Co. Ltd., Class H	19,175,646	160,694,568
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	1,982,463
	China Merchants Land Ltd.	12,962,000	1,447,904
	China Merchants Port Holdings Co. Ltd.	7,902,958	13,175,650
	China Merchants Property Operation & Service Co. Ltd., Class A	37,500	79,047
Ω	China Merchants Securities Co. Ltd., Class H	1,274,860	2,014,181
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,403,651	2,289,316
#††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minmetals Rare Earth Co. Ltd., Class A	273,901	1,624,428
#	China Minsheng Banking Corp. Ltd., Class H	18,229,460	7,227,917
#	China Modern Dairy Holdings Ltd.	16,838,000	3,176,393
	China Molybdenum Co. Ltd., Class H	15,561,000	9,619,852
	China National Accord Medicines Corp. Ltd., Class A	206,215	1,079,618
	China National Building Material Co. Ltd., Class H	40,908,150	51,269,897
	China National Medicines Corp. Ltd., Class A	278,500	1,326,679
	China National Nuclear Power Co. Ltd., Class A	4,488,021	4,809,933
	China National Software & Service Co. Ltd., Class A	15,100	121,049
#Ω	China New Higher Education Group Ltd.	1,396,000	699,728
*	China New Town Development Co. Ltd.	6,821,177	78,430
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	766,400	615,467
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	375,318	2,976,716
*	China Oil & Gas Group Ltd.	30,080,000	1,865,374
	China Oilfield Services Ltd., Class H	13,648,000	13,052,486
	China Oriental Group Co. Ltd.	13,256,000	3,730,839
	China Overseas Grand Oceans Group Ltd.	17,162,500	8,228,537
	China Overseas Land & Investment Ltd.	22,770,033	50,220,576
	China Overseas Property Holdings Ltd.	11,296,344	10,148,680
	China Pacific Insurance Group Co. Ltd., Class H	13,549,265	41,431,923
	China Petroleum & Chemical Corp., ADR	190,878	9,291,931
	China Petroleum & Chemical Corp., Class H	144,228,400	70,272,792
	China Pioneer Pharma Holdings Ltd.	2,974,000	442,593
	China Power International Development Ltd.	33,484,600	16,822,296
*††	China Properties Group Ltd.	397,000	15,882
	China Publishing & Media Co. Ltd., Class A	541,393	459,156
	China Railway Group Ltd., Class H	17,289,000	8,445,594
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	205,205
Ω	China Railway Signal & Communication Corp. Ltd., Class H	8,129,000	2,851,689
	China Railway Tielong Container Logistics Co. Ltd., Class A	561,500	414,531
#*	China Rare Earth Holdings Ltd.	9,802,399	1,032,731
	China Reinsurance Group Corp., Class H	22,388,000	2,328,185
Ω	China Renaissance Holdings Ltd.	285,000	688,727
	China Resources Beer Holdings Co. Ltd.	4,741,661	39,151,123
	China Resources Cement Holdings Ltd.	20,756,946	17,454,603
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	470,154	838,637
	China Resources Gas Group Ltd.	4,914,000	26,375,104
	China Resources Land Ltd.	14,554,610	56,551,474
	China Resources Medical Holdings Co. Ltd.	4,392,000	3,081,195

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	China Resources Pharmaceutical Group Ltd.	8,096,500	$3,894,796
	China Resources Power Holdings Co. Ltd.	10,738,820	27,794,458
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	380,696	1,435,217
	China Risun Group Ltd.	839,000	511,382
*	China Ruifeng Renewable Energy Holdings Ltd.	932,000	23,676
#	China Sanjiang Fine Chemicals Co. Ltd.	5,996,000	1,807,603
	China SCE Group Holdings Ltd.	25,207,400	7,861,576
	China Science Publishing & Media Ltd., Class A	215,000	276,382
#*	China Shanshui Cement Group Ltd.	80,000	20,577
*Ω	China Shengmu Organic Milk Ltd.	5,531,000	381,919
	China Shenhua Energy Co. Ltd., Class H	26,783,000	57,591,343
	China Shineway Pharmaceutical Group Ltd.	2,323,000	2,227,075
	China Shuifa Singyes Energy Holdings Ltd.	473,000	130,790
*	China Silver Group Ltd.	7,744,000	592,927
	China South City Holdings Ltd.	42,264,711	3,150,007
	China South Publishing & Media Group Co. Ltd., Class A	785,334	1,005,009
#*	China Southern Airlines Co. Ltd., Sponsored ADR	33,338	1,008,141
#*	China Southern Airlines Co. Ltd., Class H	16,036,000	9,751,683
	China Starch Holdings Ltd.	9,420,000	205,303
	China State Construction Development Holdings Ltd.	128,000	26,950
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	5,717,778
*	China Sunshine Paper Holdings Co. Ltd.	1,971,500	446,815
	China Suntien Green Energy Corp. Ltd., Class H	10,487,000	8,334,709
	China Taiping Insurance Holdings Co. Ltd.	13,410,330	20,406,370
#	China Tian Lun Gas Holdings Ltd.	1,848,000	1,710,610
	China Tianbao Group Development Co. Ltd.	161,000	72,576
#*	China Tianrui Group Cement Co. Ltd.	22,000	18,899
*	China Tianying, Inc., Class A	1,244,746	923,103
	China Tourism Group Duty Free Corp. Ltd., Class A	283,217	11,861,918
Ω	China Tower Corp. Ltd., Class H	40,690,000	5,273,373
	China Traditional Chinese Medicine Holdings Co. Ltd.	19,340,000	9,202,733
	China TransInfo Technology Co. Ltd., Class A	823,442	1,720,822
#*	China Travel International Investment Hong Kong Ltd.	22,465,892	3,258,896
*	China Tungsten & Hightech Materials Co. Ltd., Class A	378,400	784,521
	China Union Holdings Ltd., Class A	1,049,234	688,451
	China Vanke Co. Ltd., Class H	9,548,576	22,309,569
#Ω	China Vast Industrial Urban Development Co. Ltd.	1,397,000	403,906
*	China Vered Financial Holding Corp. Ltd.	1,620,000	15,000
	China Water Affairs Group Ltd.	6,172,000	6,343,378
	China West Construction Group Co. Ltd., Class A	530,600	595,719
*††	China Wood Optimization Holding Ltd.	2,848,000	247,079
	China World Trade Center Co. Ltd., Class A	272,900	580,280
Ω	China Xinhua Education Group Ltd.	245,000	52,201
	China XLX Fertiliser Ltd.	1,171,000	821,895
	China Yangtze Power Co. Ltd., Class A	2,968,103	9,863,914
	China Yongda Automobiles Services Holdings Ltd.	4,427,000	7,043,687
#Ω	China Yuhua Education Corp. Ltd.	7,936,000	3,596,772
*	China Yurun Food Group Ltd.	553,000	64,594
#*	China ZhengTong Auto Services Holdings Ltd.	9,480,000	1,156,221
	China Zhenhua Group Science & Technology Co. Ltd., Class A	58,000	939,294
	China Zheshang Bank Co. Ltd., Class H	143,000	57,515
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	121,183
#*	China Zhongwang Holdings Ltd.	14,337,979	3,095,920
	Chinasoft International Ltd.	20,726,000	34,606,810
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	591,800	964,719
*	Chongqing Brewery Co. Ltd., Class A	85,900	2,015,178
	Chongqing Changan Automobile Co. Ltd., Class A	813,814	2,488,969
	Chongqing Department Store Co. Ltd., Class A	187,800	675,588
	Chongqing Dima Industry Co. Ltd., Class A	1,935,401	698,859

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	516,001	$1,359,636
*	Chongqing Iron & Steel Co. Ltd., Class H	1,290,000	257,762
	Chongqing Machinery & Electric Co. Ltd., Class H	1,215,962	110,674
#	Chongqing Rural Commercial Bank Co. Ltd., Class H	22,239,000	7,999,772
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,000	80,131
	Chongqing Zhifei Biological Products Co. Ltd., Class A	260,112	6,115,031
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	723,273
	Chow Tai Seng Jewellery Co. Ltd., Class A	370,219	1,092,806
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	269,000	12,138
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	20,246
	CIFI Ever Sunshine Services Group Ltd.	512,000	913,656
	CIFI Holdings Group Co. Ltd.	25,940,015	14,398,737
	CIMC Enric Holdings Ltd.	5,086,000	6,540,117
*	Cinda Real Estate Co. Ltd., Class A	1,972,000	989,413
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	425,370
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,988,450	697,877
	CITIC Ltd.	19,326,567	19,361,266
	CITIC Press Corp., Class A	59,194	268,241
*	CITIC Resources Holdings Ltd.	18,680,000	1,315,458
	CITIC Securities Co. Ltd., Class H	5,941,000	15,083,944
	City Development Environment Co. Ltd., Class A	204,640	315,733
#*	Citychamp Watch & Jewellery Group Ltd.	10,962,000	1,847,939
	CMGE Technology Group Ltd.	428,000	166,927
	CMST Development Co. Ltd., Class A	856,000	818,026
	CNHTC Jinan Truck Co. Ltd., Class A	491,373	1,017,046
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	541,350	1,166,299
	CNOOC Energy Technology & Services Ltd., Class A	2,053,400	926,928
	COFCO Biotechnology Co. Ltd., Class A	722,800	1,203,323
#	COFCO Joycome Foods Ltd.	6,631,000	2,566,393
	COFCO Sugar Holding Co. Ltd., Class A	576,153	875,453
#*Ω	Cogobuy Group	3,158,000	1,159,911
#	Colour Life Services Group Co. Ltd.	3,730,545	653,401
#	Comba Telecom Systems Holdings Ltd.	6,278,000	1,748,119
	Concord New Energy Group Ltd.	38,495,909	4,059,494
	Consun Pharmaceutical Group Ltd.	3,852,000	1,650,782
	Contemporary Amperex Technology Co. Ltd., Class A	341,952	34,254,028
#*	Continental Aerospace Technologies Holding Ltd.	16,594,207	259,410
*	Coolpad Group Ltd.	16,138,000	847,282
	COSCO SHIPPING Development Co. Ltd., Class H	19,153,300	3,721,914
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	12,092,000	5,343,713
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	19,375,849	30,011,393
	COSCO SHIPPING International Hong Kong Co. Ltd.	4,532,000	1,454,419
	COSCO SHIPPING Ports Ltd.	11,638,416	9,687,651
*Ω	Cosmo Lady China Holdings Co. Ltd.	3,495,000	251,714
	Country Garden Holdings Co. Ltd.	40,739,903	38,336,534
	Country Garden Services Holdings Co. Ltd.	6,094,673	46,919,719
	CP Pokphand Co. Ltd.	27,823,658	3,937,524
	CPMC Holdings Ltd.	4,310,000	2,105,983
	CQ Pharmaceutical Holding Co. Ltd., Class A	365,400	272,975
#*	Crazy Sports Group Ltd.	16,280,600	819,299
	CRRC Corp. Ltd., Class H	1,561,000	704,842
#Ω	CSC Financial Co. Ltd., Class H	3,027,500	3,200,314
	CSG Holding Co. Ltd., Class A	843,642	1,192,379
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	119,010	227,187
	CSPC Pharmaceutical Group Ltd.	41,068,400	42,854,861
	CSSC Science & Technology Co. Ltd., Class A	251,106	502,115
	CTS International Logistics Corp. Ltd., Class A	509,100	981,230
*	CWT International Ltd.	23,990,000	274,406
*	Cybernaut International Holdings Co. Ltd.	492,000	12,075

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	D&O Home Collection Co. Ltd., Class A	192,993	$383,165
	Da Ming International Holdings Ltd.	112,000	51,757
	Daan Gene Co. Ltd., Class A	518,560	1,558,017
#	DaFa Properties Group Ltd.	345,000	223,543
Ω	Dali Foods Group Co. Ltd.	9,566,000	5,326,172
	Dalian Bio-Chem Co. Ltd., Class A	43,200	84,405
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	802,500	483,861
	Daqin Railway Co. Ltd., Class A	2,784,238	2,762,611
	Dare Power Dekor Home Co. Ltd., Class A	277,309	506,483
	Dashang Co. Ltd., Class A	171,732	522,484
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	232,400	1,284,122
	Datang International Power Generation Co. Ltd., Class H	14,306,000	2,585,482
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	1,250,624
*	Dazhong Transportation Group Co. Ltd., Class A	576,400	297,194
	Dazzle Fashion Co. Ltd., Class A	139,640	408,505
	DBG Technology Co. Ltd., Class A	501,756	1,090,681
	DeHua TB New Decoration Materials Co. Ltd., Class A	92,300	128,786
	Deppon Logistics Co. Ltd., Class A	309,017	527,804
*	DeTai New Energy Group Ltd.	1,080,000	6,178
#	Dexin China Holdings Co. Ltd.	242,000	81,189
	DHC Software Co. Ltd., Class A	1,580,412	1,714,118
	Dian Diagnostics Group Co. Ltd., Class A	233,500	1,174,690
#	Differ Group Holding Co. Ltd.	12,398,000	2,990,695
	Digital China Group Co. Ltd., Class A	325,661	760,160
#	Digital China Holdings Ltd.	7,298,000	3,934,361
	Digital China Information Service Co. Ltd., Class A	416,157	725,200
	Dong-E-E-Jiao Co. Ltd., Class A	144,343	914,865
	Dongfang Electric Corp. Ltd., Class H	2,081,600	3,321,456
*	Dongfang Electronics Co. Ltd., Class A	596,753	572,196
	Dongfeng Motor Group Co. Ltd., Class H	15,442,000	14,382,015
	Dongguan Development Holdings Co. Ltd., Class A	140,700	223,865
	Dongjiang Environmental Co. Ltd., Class H	1,461,795	666,888
	Dongxing Securities Co. Ltd., Class A	645,055	1,104,794
#	Dongyue Group Ltd.	12,415,000	28,884,890
*	DouYu International Holdings Ltd., ADR	203,779	641,904
*	Duiba Group Ltd.	803,200	187,213
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,657,000	1,355,883
	East Group Co. Ltd., Class A	649,900	1,052,028
	East Money Information Co. Ltd., Class A	1,066,368	5,483,807
#*	E-Commodities Holdings Ltd.	5,436,000	574,974
	Ecovacs Robotics Co. Ltd., Class A	79,392	2,128,631
	Edifier Technology Co. Ltd., Class A	450,700	796,042
	Edvantage Group Holdings Ltd.	88,000	57,250
	E-House China Enterprise Holdings Ltd.	87,300	16,451
	Electric Connector Technology Co. Ltd., Class A	129,600	846,396
	Elion Energy Co. Ltd., Class A	1,045,465	810,638
	Embry Holdings Ltd.	34,000	4,483
*	Enjoyor Co. Ltd., Class A	332,700	359,541
	ENN Energy Holdings Ltd	2,794,100	48,138,088
	ENN Natural Gas Co. Ltd., Class A	656,488	1,890,001
*Ω	ESR Cayman Ltd.	536,400	1,735,718
#	Essex Bio-technology Ltd.	1,236,000	841,309
	Estun Automation Co. Ltd., Class A	89,000	368,493
	Eternal Asia Supply Chain Management Ltd., Class A	944,800	848,471
*	Ev Dynamics Holdings Ltd.	9,810,000	129,418
	EVA Precision Industrial Holdings Ltd.	4,386,516	766,055
	Eve Energy Co. Ltd., Class A	165,982	2,942,150
*	Everbright Jiabao Co. Ltd., Class A	1,132,030	457,966
Ω	Everbright Securities Co. Ltd., Class H	920,800	719,107

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	EverChina International Holdings Co. Ltd.	18,107,500	$433,149
*	Fang Holdings Ltd., ADR	8,556	49,795
	Fangda Carbon New Material Co. Ltd., Class A	784,129	1,317,797
	Fangda Special Steel Technology Co. Ltd., Class A	851,265	985,729
#	Fanhua, Inc., Sponsored ADR	133,263	1,767,067
#	Fantasia Holdings Group Co. Ltd.	19,207,019	1,382,422
	Far East Horizon Ltd.	10,157,000	9,684,127
	FAW Jiefang Group Co. Ltd.	722,200	1,177,270
	FAWER Automotive Parts Co. Ltd., Class A	500,878	443,346
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	521,800	1,404,114
	Fibocom Wireless, Inc., Class A	56,830	409,125
*	FIH Mobile Ltd.	1,079,000	167,846
	Financial Street Holdings Co. Ltd., Class A	2,226,573	2,040,708
#	FinVolution Group, ADR	64,969	397,610
	First Capital Securities Co. Ltd., Class A	970,200	1,035,404
#	First Tractor Co. Ltd., Class H	1,352,000	681,578
#	Flat Glass Group Co. Ltd., Class H	2,406,000	12,897,770
	Focus Media Information Technology Co. Ltd., Class A	2,490,800	2,854,297
	Focused Photonics Hangzhou, Inc., Class A	207,800	600,633
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	570,611	10,448,587
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	307,884	492,433
	Fosun International Ltd.	10,092,120	11,824,103
*	Founder Holdings Ltd.	360,000	42,085
	Founder Securities Co. Ltd., Class A	1,286,500	1,640,452
#	FriendTimes, Inc.	824,000	121,262
	Fu Jian Anjoy Foods Co. Ltd., Class A	49,120	1,551,979
	Fu Shou Yuan International Group Ltd.	8,353,000	7,171,169
	Fuan Pharmaceutical Group Co. Ltd., Class A	594,700	367,013
	Fufeng Group Ltd.	11,791,800	4,082,000
#††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	91,420	276,450
	Fujian Funeng Co. Ltd., Class A	658,603	1,841,408
	Fujian Green Pine Co. Ltd., Class A	133,500	206,549
	Fujian Longking Co. Ltd., Class A	462,211	586,859
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	209,100	409,036
	Fujian Star-net Communication Co. Ltd., Class A	237,408	812,344
	Fujian Sunner Development Co. Ltd., Class A	411,508	1,444,706
#*	Fullshare Holdings Ltd.	29,170,017	407,439
#	Fusen Pharmaceutical Co. Ltd.	48,000	15,773
#*	Futu Holdings Ltd., ADR	67,817	3,629,566
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	3,206,400	18,461,480
Ω	Ganfeng Lithium Co. Ltd., Class H	264,000	4,946,223
	Gansu Qilianshan Cement Group Co. Ltd., Class A	400,100	603,362
	Gansu Shangfeng Cement Co. Ltd., Class A	414,325	1,125,282
	G-bits Network Technology Xiamen Co. Ltd., Class A	29,200	1,558,750
	GCI Science & Technology Co. Ltd., Class A	72,000	239,044
#*	GCL New Energy Holdings Ltd.	5,994,000	280,932
#*††	GCL-Poly Energy Holdings Ltd.	113,884,320	21,736,163
	GD Power Development Co. Ltd., Class A	1,913,278	833,066
#*	GDS Holdings Ltd., ADR	145,833	8,662,480
*	GDS Holdings Ltd., Class A	214,600	1,611,654
	Geely Automobile Holdings Ltd.	29,475,000	102,297,101
	GEM Co. Ltd., Class A	1,507,900	2,564,750
	Gemdale Corp., Class A	897,400	1,423,199
	Gemdale Properties & Investment Corp. Ltd.	39,014,000	3,797,152
Ω	Genertec Universal Medical Group Co. Ltd.	7,114,500	5,367,372
*	Genimous Technology Co. Ltd., Class A	597,110	564,618
*	Genscript Biotech Corp.	1,078,000	4,770,018
	Getein Biotech, Inc., Class A	167,356	457,634

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	GF Securities Co. Ltd., Class H	4,154,600	$7,046,682
	Giant Network Group Co. Ltd., Class A	662,448	1,027,502
	Gigadevice Semiconductor Beijing, Inc., Class A	59,403	1,575,206
	Ginlong Technologies Co. Ltd., Class A	42,330	1,847,387
*	Global Top E-Commerce Co. Ltd., Class A	716,900	254,417
#*	Glorious Property Holdings Ltd.	17,149,712	533,390
	GoerTek, Inc., Class A	829,844	5,636,162
	Goldcard Smart Group Co. Ltd.	195,200	330,546
#	Golden Eagle Retail Group Ltd.	3,143,000	2,734,310
Ω	Golden Throat Holdings Group Co. Ltd	1,082,500	374,305
	GoldenHome Living Co. Ltd., Class A	48,860	228,806
	Goldlion Holdings Ltd.	1,458,866	316,162
	Goldpac Group Ltd.	1,568,000	359,249
#*	GOME Retail Holdings Ltd.	73,215,660	7,421,521
*	Gosuncn Technology Group Co. Ltd., Class A	688,950	479,313
*	Gotion High-tech Co. Ltd., Class A	216,900	1,997,494
*	Grand Baoxin Auto Group Ltd.	5,873,864	659,417
	Grandblue Environment Co. Ltd., Class A	198,427	684,947
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	812,739
#	Great Wall Motor Co. Ltd., Class H	15,115,250	68,011,736
	Greattown Holdings Ltd., Class A	1,709,152	945,815
	Greatview Aseptic Packaging Co. Ltd.	6,098,000	2,505,209
	Gree Electric Appliances, Inc. of Zhuhai, Class A	697,053	3,981,136
*	Gree Real Estate Co. Ltd., Class A	908,157	953,902
	Greenland Holdings Corp. Ltd., Class A	1,901,583	1,221,594
	Greenland Hong Kong Holdings Ltd.	8,505,275	1,808,661
#	Greentown China Holdings Ltd.	9,055,000	12,475,502
	Greentown Service Group Co. Ltd.	7,386,000	7,311,585
	GRG Banking Equipment Co. Ltd., Class A	994,496	1,608,482
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	702,754
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	645,300	546,131
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	527,273
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	768,038
	Guangdong Haid Group Co. Ltd., Class A	282,618	2,895,454
*	Guangdong HEC Technology Holding Co. Ltd., Class A	1,529,100	2,535,822
	Guangdong Hongda Blasting Co. Ltd., Class A	211,200	909,532
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	708,573	499,176
	Guangdong Investment Ltd.	9,984,000	12,553,506
	Guangdong Land Holdings Ltd.	2,795,361	279,624
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	425,882	348,129
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	38,455
	Guangdong Sirio Pharma Co. Ltd., Class A	23,550	160,093
	Guangdong South New Media Co. Ltd., Class A	87,079	644,357
	Guangdong Tapai Group Co. Ltd., Class A	567,395	892,203
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	571,900	2,000,110
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	366,504	482,186
*	Guanghui Energy Co. Ltd., Class A	4,720,724	4,871,996
*	Guangshen Railway Co. Ltd., Sponsored ADR	68,574	603,730
*	Guangshen Railway Co. Ltd., Class H	6,012,000	1,058,319
	Guangxi Guiguan Electric Power Co. Ltd., Class A	32,500	29,375
	Guangxi Liugong Machinery Co. Ltd., Class A	634,563	737,323
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	150,400	357,797
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,736,914	827,502
	Guangzhou Automobile Group Co. Ltd., Class H	9,961,690	9,403,432
	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,418,035
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,758,000	4,444,532
	Guangzhou Haige Communications Group, Inc. Co., Class A	1,207,600	1,781,376
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	86,800	1,557,933
#	Guangzhou R&F Properties Co. Ltd., Class H	12,815,132	8,016,554

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Restaurant Group Co. Ltd., Class A	313,087	$1,111,135
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	37,579	256,247
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	119,924	1,422,279
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	180,630	4,648,455
	Guangzhou Wondfo Biotech Co. Ltd., Class A	133,531	723,652
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	560,250	676,377
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	225,000	348,151
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	179,655
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	432,200	399,841
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	394,700	269,912
	Guizhou Gas Group Corp. Ltd., Class A	454,600	703,868
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	954,829	1,148,009
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	510,600	543,197
#	Guolian Securities Co. Ltd., Class H	758,000	370,440
	Guomai Technologies, Inc., Class A	527,954	472,566
*	Guorui Properties Ltd.	6,238,000	275,561
	Guosen Securities Co. Ltd., Class A	873,697	1,557,229
*	Guosheng Financial Holding, Inc., Class A	549,876	802,665
*Ω	Guotai Junan Securities Co. Ltd., Class H	1,011,800	1,381,333
	Guoyuan Securities Co. Ltd., Class A	1,022,145	1,184,200
*Ω	Haichang Ocean Park Holdings Ltd.	4,757,000	1,203,365
	Haier Smart Home Co. Ltd., Class A	914,762	3,887,005
	Haier Smart Home Co. Ltd., Class H	12,807,999	47,693,054
*	Hailiang Education Group, Inc., ADR	18,179	554,459
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	330,209
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	255,600	542,827
*	Hainan Haide Capital Management Co. Ltd., Class A	398,045	1,150,245
*	Hainan Meilan International Airport Co. Ltd., Class H	942,000	3,811,763
	Hainan Ruize New Building Material Co. Ltd., Class A	510,800	281,932
	Hainan Strait Shipping Co. Ltd., Class A	670,827	592,130
	Haisco Pharmaceutical Group Co. Ltd., Class A	230,548	607,341
	Haitian International Holdings Ltd.	5,120,000	14,922,208
	Haitong Securities Co. Ltd., Class H	7,793,600	6,933,351
#Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	304,000	41,814
	Hand Enterprise Solutions Co. Ltd., Class A	407,609	420,467
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	1,543,297
	Hangcha Group Co. Ltd., Class A	247,120	639,755
	Hangjin Technology Co. Ltd., Class A	222,600	1,183,478
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	592,634
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	2,643,910	1,686,334
	Hangzhou Century Co. Ltd., Class A	391,600	376,534
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	141,800	522,988
	Hangzhou First Applied Material Co. Ltd., Class A	124,092	2,784,773
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	425,657	1,725,718
	Hangzhou Robam Appliances Co. Ltd., Class A	220,100	1,076,753
	Hangzhou Silan Microelectronics Co. Ltd., Class A	144,900	1,397,323
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	865,183
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	132,800	2,590,081
	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	187,967
	Han’s Laser Technology Industry Group Co. Ltd., Class A	383,061	2,569,400
Ω	Hansoh Pharmaceutical Group Co. Ltd.	610,000	1,356,098
	Haohua Chemical Science & Technology Co. Ltd., Class A	66,300	335,911
#*Ω	Harbin Bank Co. Ltd., Class H	663,000	68,204
	Harbin Boshi Automation Co. Ltd., Class A	327,556	624,519
#	Harbin Electric Co. Ltd., Class H	4,808,587	2,034,183
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	878,309	328,121
††	Harmonicare Medical Holdings Ltd.	898,000	44,147
	HBIS Resources Co. Ltd., Class A	103,400	232,438
#*	HC Group, Inc.	2,795,000	288,455

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Health & Happiness H&H International Holdings Ltd.	2,017,000	$4,721,153
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	251,785
	Hebei Chengde Lolo Co., Class A	639,500	1,033,112
	Hebei Construction Group Corp. Ltd., Class H	22,500	5,690
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	840,692
	Hefei Meiya Optoelectronic Technology, Inc., Class A	186,700	1,180,678
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	1,106,391
#	Hello Group, Inc.	1,089,767	13,567,599
	Henan Lingrui Pharmaceutical Co., Class A	313,700	524,379
	Henan Pinggao Electric Co. Ltd., Class A	557,900	769,544
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	33,284
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,149,239
	Henan Shuanghui Investment & Development Co. Ltd., Class A	911,643	4,200,925
	Henan Thinker Automatic Equipment Co. Ltd., Class A	163,500	522,144
*	Henan Yicheng New Energy Co. Ltd., Class A	420,500	368,922
	Henan Yuguang Gold & Lead Co. Ltd., Class A	468,900	393,326
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	497,786
	Henderson Investment Ltd.	811,000	38,550
#	Hengan International Group Co. Ltd.	5,586,122	29,192,694
#*	Hengdeli Holdings Ltd.	14,196,800	520,270
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	818,600	1,805,396
	Hengli Petrochemical Co. Ltd., Class A	1,791,883	6,179,038
	Hengtong Optic-electric Co. Ltd., Class A	980,049	2,330,630
	Hengyi Petrochemical Co. Ltd., Class A	1,275,144	2,182,306
	Hesteel Co. Ltd., Class A	4,520,900	1,737,210
	Hexing Electrical Co. Ltd., Class A	238,650	438,895
*	Hi Sun Technology China Ltd.	8,364,000	1,128,745
	Hisense Home Appliances Group Co. Ltd., Class H	3,085,000	3,313,545
	Hithink RoyalFlush Information Network Co. Ltd., Class A	147,908	2,606,503
*	Holitech Technology Co. Ltd., Class A	1,403,500	713,550
*	Homeland Interactive Technology Ltd.	70,000	14,166
	Hongda Xingye Co. Ltd., Class A	1,179,681	1,000,313
	Hongfa Technology Co. Ltd., Class A	206,312	2,387,135
*	Honghua Group Ltd.	18,211,000	628,960
*	Hongli Zhihui Group Co. Ltd., Class A	264,500	466,631
	Hongta Securities Co. Ltd., Class A	210,080	368,510
*††Ω	Honworld Group Ltd.	750,000	221,949
Ω	Hope Education Group Co. Ltd.	9,530,000	1,699,656
	Hopefluent Group Holdings Ltd.	202,000	65,978
	Hopson Development Holdings Ltd.	6,047,800	16,411,100
††	Hua Han Health Industry Holdings Ltd.	17,460,041	252,459
*Ω	Hua Hong Semiconductor Ltd.	3,372,000	16,921,573
	Huaan Securities Co. Ltd., Class A	2,070,640	1,654,277
	Huabao International Holdings Ltd.	527,000	985,786
#	Huadian Power International Corp. Ltd., Class H	11,088,000	4,095,157
	Huadong Medicine Co. Ltd., Class A	375,552	2,144,063
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,577,205	1,296,222
	Huafon Chemical Co. Ltd., Class A	1,259,525	2,343,260
*	Huafon Microfibre Shanghai Technology Co. Ltd.	808,365	571,001
*	Huafu Fashion Co. Ltd., Class A	1,130,850	782,409
	Huagong Tech Co. Ltd., Class A	83,100	374,447
	Hualan Biological Engineering, Inc., Class A	354,660	1,647,315
#	Huaneng Power International, Inc., Sponsored ADR	100,894	2,069,336
#	Huaneng Power International, Inc., Class H	16,922,000	8,758,125
*	Huanxi Media Group Ltd.	1,850,000	352,274
	Huapont Life Sciences Co. Ltd., Class A	770,523	745,140
Ω	Huatai Securities Co. Ltd., Class H	3,757,200	5,587,373
*	Huawen Media Group, Class A	875,755	315,204
	Huaxi Holdings Co. Ltd.	518,000	142,816

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co. Ltd., Class A	593,500	$838,795
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,762,212
	Huaxin Cement Co. Ltd., Class A	667,224	1,740,176
	Huayu Automotive Systems Co. Ltd., Class A	784,331	3,287,109
#	Huazhong In-Vehicle Holdings Co. Ltd.	3,934,000	1,919,887
#*	Huazhu Group Ltd., ADR	659,640	30,580,910
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,857,137	1,450,445
	Hubei Energy Group Co. Ltd., Class A	904,500	702,191
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	83,200	726,329
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,097,843
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	3,421,046
	Huijing Holdings Co. Ltd.	248,000	60,969
*	Huishang Bank Corp. Ltd., Class H	2,676,400	911,397
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	836,873
	Hunan Aihua Group Co. Ltd., Class A	149,322	832,177
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	292,899
*	Hunan Gold Corp. Ltd., Class A	467,804	791,875
	Hunan New Wellful Co. Ltd., Class A	268,600	291,335
*	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	242,800	212,755
	Hunan Valin Steel Co. Ltd., Class A	1,883,600	1,572,006
	Hundsun Technologies, Inc., Class A	210,558	2,067,314
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	853,897	1,696,968
#*	HUYA, Inc., ADR	226,158	1,859,019
	Hytera Communications Corp. Ltd., Class A	964,002	849,950
*	HyUnion Holding Co. Ltd., Class A	724,900	633,161
*Ω	iDreamSky Technology Holdings Ltd.	816,000	578,902
	Iflytek Co. Ltd., Class A	331,303	2,927,570
	IKD Co. Ltd., Class A	225,225	482,223
Ω	IMAX China Holding, Inc.	841,700	1,230,882
	Industrial & Commercial Bank of China Ltd., Class H	265,967,725	145,793,419
	Industrial Bank Co. Ltd., Class A	2,645,900	7,700,419
	Industrial Securities Co. Ltd., Class A	1,495,045	2,132,019
	Infore Environment Technology Group Co. Ltd., Class A	707,501	691,975
	Ingenic Semiconductor Co. Ltd., Class A	32,200	691,642
*	Inke Ltd.	421,000	85,417
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	2,986,364
	Inner Mongolia Eerduosi Resources Co. Ltd., Class A	252,600	1,171,032
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd.,
	Class A	1,849,276	1,481,298
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	478,938
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	441,500	507,666
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,149,400	7,705,790
	Inner Mongolia Yitai Coal Co. Ltd., Class H	98,400	74,617
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,741,819
*Ω	Innovent Biologics, Inc.	1,248,500	11,174,513
*	Innuovo Technology Co. Ltd., Class A	474,900	393,021
	Inspur Electronic Information Industry Co. Ltd., Class A	181,100	879,049
*	Inspur International Ltd.	1,510,000	651,394
*	Inspur Software Co. Ltd., Class A	72,500	137,022
*Ω	International Alliance Financial Leasing Co. Ltd.	807,000	252,895
#*	iQIYI, Inc., ADR	1,334,279	11,047,830
	IReader Technology Co. Ltd., Class A	216,355	640,111
*	IRICO Group New Energy Co. Ltd., Class H	28,600	85,867
	Jack Sewing Machine Co. Ltd., Class A	36,300	114,508
	Jafron Biomedical Co. Ltd., Class A	149,867	1,209,117
	Jason Furniture Hangzhou Co. Ltd., Class A	90,044	875,538
	JCET Group Co. Ltd., Class A	1,054,706	5,100,260
*	JD.com, Inc., ADR	933,460	73,071,249
*	JD.com, Inc., Class A	183,650	7,189,343

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JH Educational Technology, Inc.	120,000	$27,546
	Jiajiayue Group Co. Ltd., Class A	279,601	643,329
	Jiangling Motors Corp. Ltd., Class A	101,500	246,727
*	Jiangnan Group Ltd.	16,139,000	621,594
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	2,041,700	2,315,484
*	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,900	73,573
	Jiangsu Eastern Shenghong Co. Ltd., Class A	988,616	4,203,390
*	Jiangsu Etern Co. Ltd., Class A	42,500	25,804
	Jiangsu Expressway Co. Ltd., Class H	6,080,000	5,765,236
	Jiangsu Guomao Reducer Co. Ltd., Class A	90,500	536,392
	Jiangsu Guotai International Group Co. Ltd., Class A	672,505	1,386,966
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	356,998	4,578,018
	Jiangsu Hengrui Medicine Co. Ltd., Class A	872,634	6,703,570
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	286,976	723,504
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	986,443
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	73,850	354,747
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	357,246
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	270,001	2,077,223
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	575,000	516,825
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	93,367	444,060
	Jiangsu Linyang Energy Co. Ltd., Class A	886,900	1,572,147
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	463,000	1,063,639
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	682,900	1,188,018
	Jiangsu Shagang Co. Ltd., Class A	965,332	936,683
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	342,500	1,266,805
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	348,458	10,109,614
	Jiangsu Yangnong Chemical Co. Ltd., Class A	90,300	1,660,324
	Jiangsu Yoke Technology Co. Ltd., Class A	69,000	821,699
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	377,274	2,077,962
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,375,226	1,330,988
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,893,100	1,132,632
	Jiangsu Zhongtian Technology Co. Ltd., Class A	1,119,500	1,769,218
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,341,800	672,747
	Jiangxi Copper Co. Ltd., Class H	6,298,000	10,998,313
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	196,600	425,515
	Jiangxi Wannianqing Cement Co. Ltd., Class A	410,948	736,593
	Jiangxi Zhengbang Technology Co. Ltd., Class A	1,266,816	1,981,616
	Jiangzhong Pharmaceutical Co. Ltd., Class A	258,400	465,152
*	Jianpu Technology, Inc., Sponsored ADR	5,600	8,512
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	449,300	492,283
*	Jiayin Group, Inc., ADR	9,077	34,493
	Jiayou International Logistics Co. Ltd., Class A	25,480	65,207
#	Jiayuan International Group Ltd.	2,506,078	968,968
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	480,706	1,186,829
*	Jilin Electric Power Co. Ltd., Class A	439,900	520,784
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	102,862
#	Jinchuan Group International Resources Co. Ltd.	5,991,000	966,018
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,346,268
#	Jingrui Holdings Ltd.	2,476,000	695,166
	Jinke Properties Group Co. Ltd., Class A	1,415,945	982,574
#*	JinkoSolar Holding Co. Ltd., ADR	469,431	28,081,362
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	590,547
	Jinneng Science&Technology Co. Ltd., Class A	319,159	706,019
	Jinyu Bio-Technology Co. Ltd., Class A	291,420	725,290
	Jinyuan EP Co. Ltd., Class A	356,500	603,488
	JiuGui Liquor Co. Ltd., Class A	48,100	1,609,575
Ω	Jiumaojiu International Holdings Ltd.	666,000	1,667,218
	Jiuzhitang Co. Ltd., Class A	389,800	517,502
	Jizhong Energy Resources Co. Ltd., Class A	842,900	823,923

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JL Mag Rare-Earth Co. Ltd., Class A	245,267	$1,500,476
	JNBY Design Ltd.	1,847,000	3,089,909
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,282,669
	Joinn Laboratories China Co. Ltd., Class A	47,723	1,190,814
	Jointo Energy Investment Co. Ltd. Hebei, Class A	335,100	267,863
	Jointown Pharmaceutical Group Co. Ltd., Class A	728,750	1,545,388
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	248,278	1,415,990
	Joy City Property Ltd.	16,826,000	876,451
	Joyoung Co. Ltd., Class A	288,236	1,051,666
#	JOYY, Inc., ADR	361,463	18,214,121
	JSTI Group, Class A	602,700	532,769
	Ju Teng International Holdings Ltd.	6,558,090	1,125,419
	Juewei Food Co. Ltd., Class A	130,499	1,341,246
	Juneyao Airlines Co. Ltd., Class A	628,700	1,562,407
	Jutal Offshore Oil Services Ltd.	592,000	79,505
*	Kai Yuan Holdings Ltd.	15,890,000	78,683
#	Kaisa Group Holdings Ltd.	31,452,495	4,831,908
#	Kaisa Prosperity Holdings Ltd.	352,750	747,394
	Kaiser China Cultural Co. Ltd., Class A	376,560	415,200
	Kaishan Group Co. Ltd., Class A	299,000	848,170
*Ω	Kangda International Environmental Co. Ltd.	3,066,000	324,010
#*	Kasen International Holdings Ltd.	4,450,000	408,388
	Kehua Data Co. Ltd., Class A	227,660	1,389,460
	Kinetic Mines & Energy Ltd.	634,000	52,942
	Kingboard Holdings Ltd.	6,549,666	28,542,166
	Kingboard Laminates Holdings Ltd.	10,104,984	15,840,660
	KingClean Electric Co. Ltd., Class A	180,175	703,139
*	Kingdee International Software Group Co. Ltd.	3,936,600	12,952,895
	Kingsoft Corp. Ltd.	2,885,800	12,313,832
	Konfoong Materials International Co. Ltd., Class A	70,659	442,728
*	Kong Sun Holdings Ltd.	575,000	5,920
	Konka Group Co. Ltd., Class A	662,400	581,759
	KPC Pharmaceuticals, Inc., Class A	418,896	544,031
*	Kuang-Chi Technologies Co. Ltd., Class A	414,400	1,329,352
	Kunlun Energy Co. Ltd.	28,560,000	26,011,870
	Kunlun Tech Co. Ltd., Class A	617,293	1,795,970
	Kunming Yunnei Power Co. Ltd., Class A	614,500	311,607
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	257,306	410,545
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	213,782	465,969
	Kweichow Moutai Co. Ltd., Class A	204,274	58,291,379
	KWG Group Holdings Ltd.	16,930,644	14,758,671
	KWG Group Holdings Ltd.	263,500	229,697
	KWG Living Group Holdings Ltd.	8,727,072	5,878,889
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	179,600	175,223
	Lao Feng Xiang Co. Ltd., Class A	120,380	902,919
	Laobaixing Pharmacy Chain JSC, Class A	200,155	1,366,181
*	Launch Tech Co. Ltd., Class H	82,000	31,423
	LB Group Co. Ltd., Class A	739,585	3,287,782
	Lee & Man Chemical Co. Ltd.	1,231,339	1,523,519
	Lee & Man Paper Manufacturing Ltd.	10,962,200	8,239,241
#	Lee’s Pharmaceutical Holdings Ltd.	2,080,000	975,929
Ω	Legend Holdings Corp., Class H	1,774,300	3,118,637
#	Lenovo Group Ltd.	63,424,000	68,876,434
	Lens Technology Co. Ltd., Class A	1,325,400	4,409,965
	Leo Group Co. Ltd., Class A	5,426,400	1,933,648
	Lepu Medical Technology Beijing Co. Ltd., Class A	447,510	1,490,215
*	LexinFintech Holdings Ltd., ADR	727,537	3,885,048
	Leyard Optoelectronic Co. Ltd., Class A	1,072,550	1,576,662
	Li Ning Co. Ltd.	7,957,583	87,812,377

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Liaoning Cheng Da Co. Ltd., Class A	399,572	$1,271,714
	Liaoning Port Co. Ltd., Class H	848,000	78,546
	Lier Chemical Co. Ltd., Class A	224,000	791,637
*	Lifestyle China Group Ltd.	2,141,500	288,578
*	Lifetech Scientific Corp.	14,428,000	6,700,838
*	Lingbao Gold Group Co. Ltd., Class H	102,000	12,657
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	968,403	404,419
	Lingyi iTech Guangdong Co., Class A	2,097,500	2,185,785
#*††	Link Motion, Inc., Sponsored ADR	206,737	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	31,200	39,697
	Livzon Pharmaceutical Group, Inc., Class H	776,217	2,556,838
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	293,340	709,677
	LK Technology Holdings Ltd.	977,500	2,439,183
	Logan Group Co. Ltd.	11,751,000	11,770,995
	Loncin Motor Co. Ltd., Class A	1,113,988	761,087
	Long Yuan Construction Group Co. Ltd., Class A	969,002	1,088,103
Ω	Longfor Group Holdings Ltd.	8,130,000	39,332,282
	Longhua Technology Group Luoyang Co. Ltd., Class A	370,831	569,707
	LONGi Green Energy Technology Co. Ltd., Class A	871,956	13,294,687
	Longshine Technology Group Co. Ltd., Class A	316,951	1,605,382
	Lonking Holdings Ltd.	22,637,000	6,606,414
	Luenmei Quantum Co. Ltd., Class A	657,100	848,447
	Luolai Lifestyle Technology Co. Ltd., Class A	311,889	635,270
*	Luoniushan Co. Ltd., Class A	533,400	569,984
#*	Luoyang Glass Co. Ltd., Class H	1,062,000	1,551,389
	Lushang Health Industry Development Co. Ltd., Class A	344,700	720,412
	Luxi Chemical Group Co. Ltd., Class A	683,500	1,753,901
	Luxshare Precision Industry Co. Ltd., Class A	1,335,449	8,076,097
#*Ω	Luye Pharma Group Ltd.	14,855,000	7,079,281
	Luzhou Laojiao Co. Ltd., Class A	249,176	8,888,879
#*	LVGEM China Real Estate Investment Co. Ltd.	1,752,000	397,655
*	Lvji Technology Holdings, Inc.	310,000	23,928
	Maanshan Iron & Steel Co. Ltd., Class H	4,930,177	2,096,483
	Maccura Biotechnology Co. Ltd., Class A	209,573	911,730
*	Macrolink Culturaltainment Development Co. Ltd., Class A	970,300	272,998
	Mango Excellent Media Co. Ltd., Class A	385,097	2,362,166
*Ω	Maoyan Entertainment	540,600	652,939
*	Maoye International Holdings Ltd.	2,174,000	77,772
*	Markor International Home Furnishings Co. Ltd., Class A	787,921	417,357
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	166,600	655,207
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	658,700	740,803
*Ω	Meitu, Inc.	4,605,000	1,004,952
*Ω	Meituan, Class B	2,761,100	93,956,395
	Metallurgical Corp. of China Ltd., Class H	10,246,000	2,841,933
	Microport Scientific Corp.	595,502	2,801,680
	Midea Group Co. Ltd., Class A	1,915,651	20,548,435
#Ω	Midea Real Estate Holding Ltd.	85,000	146,700
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	48,500	831,108
	Min Xin Holdings Ltd.	742,000	410,309
	Ming Yang Smart Energy Group Ltd., Class A	501,816	2,428,875
*	Mingfa Group International Co. Ltd.	4,986,000	287,483
#	Minmetals Land Ltd.	9,937,644	1,019,293
#Ω	Minsheng Education Group Co. Ltd.	1,270,000	183,659
	Minth Group Ltd.	6,301,000	25,042,949
*	Misho Ecology & Landscape Co. Ltd., Class A	71,300	28,387
	MLS Co. Ltd., Class A	921,000	2,004,356
*	MOBI Development Co. Ltd.	390,000	18,528
	Modern Land China Co. Ltd.	1,738,000	84,884
#*	MOGU, Inc., ADR	20,692	21,313

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Monalisa Group Co. Ltd., Class A	24,800	$73,783
	Montage Technology Co. Ltd., Class A	98,057	999,234
	Muyuan Foods Co. Ltd., Class A	1,226,588	10,968,143
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,862,000	461,247
	MYS Group Co. Ltd., Class A	681,600	347,575
*	Nan Hai Corp. Ltd.	35,000,000	189,249
	NanJi E-Commerce Co. Ltd., Class A	874,050	977,421
	Nanjing Hanrui Cobalt Co. Ltd., Class A	81,700	1,009,122
	Nanjing Iron & Steel Co. Ltd., Class A	2,313,500	1,275,985
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	277,637	1,607,770
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	59,774
	Nanjing Securities Co. Ltd., Class A	1,266,860	1,921,092
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	681,048	1,040,151
	Nanjing Yunhai Special Metals Co. Ltd., Class A	96,300	274,489
	Nantong Jianghai Capacitor Co. Ltd., Class A	7,600	26,888
	NARI Technology Co. Ltd., Class A	1,067,763	6,501,526
	Natural Food International Holding Ltd.	96,000	6,528
	NAURA Technology Group Co. Ltd., Class A	40,600	2,354,927
*	NavInfo Co. Ltd., Class A	399,600	730,947
	NetDragon Websoft Holdings Ltd.	1,469,500	3,218,518
	NetEase, Inc., ADR	1,143,858	111,629,102
*Ω	New Century Healthcare Holding Co. Ltd.	58,000	7,397
	New China Life Insurance Co. Ltd., Class H	3,978,900	11,478,688
*	New Hope Liuhe Co. Ltd., Class A	899,230	2,022,872
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	3,362,360	6,892,838
*	New World Department Store China Ltd.	2,929,538	503,699
#*	Newborn Town, Inc.	1,086,000	611,248
	Newland Digital Technology Co. Ltd., Class A	392,389	924,236
	Nexteer Automotive Group Ltd.	6,646,000	8,202,407
	Nine Dragons Paper Holdings Ltd.	16,732,000	21,040,493
	Ninestar Corp., Class A	393,986	2,258,146
	Ningbo Construction Co. Ltd., Class A	191,900	104,022
	Ningbo Huaxiang Electronic Co. Ltd., Class A	289,300	1,069,508
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	262,550	416,933
	Ningbo Joyson Electronic Corp., Class A	876,231	2,432,693
	Ningbo Orient Wires & Cables Co. Ltd., Class A	307,357	2,170,604
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	682,178	1,297,475
	Ningbo Tuopu Group Co. Ltd., Class A	215,300	1,753,038
	Ningbo Yunsheng Co. Ltd., Class A	97,900	160,856
	Ningbo Zhoushan Port Co. Ltd., Class A	1,858,270	1,088,303
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	404,433
*	NIO, Inc., ADR	1,820,873	71,760,605
#*	Niu Technologies, Sponsored ADR	139,991	3,664,964
*	Noah Holdings Ltd., Sponsored ADR	74,405	3,162,957
	Norinco International Cooperation Ltd., Class A	194,100	227,707
	North Huajin Chemical Industries Co. Ltd., Class A	426,400	393,173
*	North Industries Group Red Arrow Co. Ltd., Class A	474,900	1,975,144
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	533,059
	Northeast Securities Co. Ltd., Class A	1,436,827	1,934,418
	NSFOCUS Technologies Group Co. Ltd., Class A	258,370	609,465
#*	NVC International Holdings Ltd.	7,046,000	156,043
*	Oceanwide Holdings Co. Ltd., Class A	1,968,944	547,699
*	Offcn Education Technology Co. Ltd., Class A	367,179	597,259
	Offshore Oil Engineering Co. Ltd., Class A	904,722	657,431
	OFILM Group Co. Ltd., Class A	1,329,500	1,553,106
	Olympic Circuit Technology Co. Ltd.	83,780	225,946
	Oppein Home Group, Inc., Class A	73,590	1,464,161
	Opple Lighting Co. Ltd., Class A	132,231	400,475
	ORG Technology Co. Ltd., Class A	1,024,100	1,071,265

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Orient Group, Inc., Class A	1,653,300	$754,026
Ω	Orient Securities Co. Ltd., Class H	2,560,400	2,100,818
	Oriental Pearl Group Co. Ltd., Class A	1,424,241	1,719,656
*	Ourpalm Co. Ltd., Class A	1,445,000	878,031
	Ovctek China, Inc., Class A	129,640	1,380,176
*	Overseas Chinese Town Asia Holdings Ltd.	1,481,817	275,048
#	Pacific Online Ltd.	2,485,195	459,474
*	Pacific Securities Co. Ltd., Class A	3,758,800	1,831,479
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,788,731	1,740,793
	PAX Global Technology Ltd.	6,465,000	6,465,000
	PCI Technology Group Co. Ltd., Class A	814,140	964,986
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,903,670	1,032,490
	People’s Insurance Co. Group of China Ltd., Class H	21,864,000	6,819,888
	Perennial Energy Holdings Ltd.	250,000	51,270
	Perfect World Co. Ltd., Class A	684,600	1,856,368
	PetroChina Co. Ltd., ADR	119,451	5,764,705
	PetroChina Co. Ltd., Class H	142,684,000	68,794,722
	PharmaBlock Sciences Nanjing, Inc., Class A	34,060	809,762
Ω	Pharmaron Beijing Co. Ltd., Class H	107,100	2,317,323
	PhiChem Corp., Class A	220,305	610,222
*	Phoenix Media Investment Holdings Ltd.	5,412,000	411,618
	Phoenix New Media Ltd., ADR	108,052	152,353
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	24,123,960
*	Pinduoduo, Inc., ADR	316,331	28,128,153
	Ping An Bank Co. Ltd., Class A	3,274,301	9,973,576
#*Ω	Ping An Healthcare & Technology Co. Ltd.	832,900	4,026,421
	Ping An Insurance Group Co. of China Ltd., Class H	30,207,000	216,364,567
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,068,500	2,755,922
*	Polaris Bay Group Co. Ltd., Class A	1,006,000	1,447,869
	Poly Developments & Holdings Group Co. Ltd., Class A	1,687,405	3,311,696
	Poly Property Group Co. Ltd.	19,961,068	4,924,102
#	Poly Property Services Co. Ltd., Class H	635,200	3,545,973
Ω	Postal Savings Bank of China Co. Ltd., Class H	27,526,000	20,005,711
*	Pou Sheng International Holdings Ltd.	12,325,609	2,074,094
	Power Construction Corp. of China Ltd., Class A	2,437,800	3,136,809
	Powerlong Commercial Management Holdings Ltd.	167,500	374,945
	Powerlong Real Estate Holdings Ltd.	15,522,715	10,634,146
#	Prinx Chengshan Holding Ltd.	221,000	205,036
	Proya Cosmetics Co. Ltd., Class A	60,400	1,895,737
	Pujiang International Group Ltd.	92,000	41,821
	PW Medtech Group Ltd.	4,044,000	622,516
#	Q Technology Group Co. Ltd.	4,225,000	6,168,127
*Ω	Qeeka Home Cayman, Inc.	84,500	14,241
	Qianhe Condiment & Food Co. Ltd., Class A	336,859	1,295,163
	Qingdao East Steel Tower Stock Co. Ltd., Class A	341,375	417,063
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	208,401	578,338
	Qingdao Gon Technology Co. Ltd., Class A	138,200	506,422
	Qingdao Haier Biomedical Co. Ltd., Class A	9,050	133,208
	Qingdao Hanhe Cable Co. Ltd., Class A	1,527,052	1,029,971
Ω	Qingdao Port International Co. Ltd., Class H	2,137,000	1,074,104
	Qingdao Rural Commercial Bank Corp., Class A	1,256,167	750,324
	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	637,570
	Qingdao Topscomm Communication, Inc., Class A	190,760	205,300
	Qingling Motors Co. Ltd., Class H	5,056,000	1,138,446
	Qinhuangdao Port Co. Ltd., Class H	2,122,000	340,276
*	Qudian, Inc., Sponsored ADR	186,441	311,356
	Rainbow Digital Commercial Co. Ltd., Class A	409,286	406,474
	Raisecom Technology Co. Ltd., Class A	44,600	42,186
	Rastar Group, Class A	155,600	74,816

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Raytron Technology Co. Ltd., Class A	53,305	$602,387
	Realcan Pharmaceutical Group Co. Ltd., Class A	752,100	414,559
*	Realord Group Holdings Ltd.	326,000	507,528
	Red Avenue New Materials Group Co. Ltd., Class A	80,100	685,518
*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,122,114	1,190,441
#Ω	Redco Properties Group Ltd.	8,526,000	2,618,855
#	Redsun Properties Group Ltd.	1,771,000	510,732
	Renhe Pharmacy Co. Ltd., Class A	413,700	612,716
	REXLot Holdings Ltd.	3,197,569	1,603
	Rianlon Corp., Class A	69,100	422,063
	Risen Energy Co. Ltd., Class A	391,784	1,461,890
	RiseSun Real Estate Development Co. Ltd., Class A	1,642,100	1,101,254
	Riyue Heavy Industry Co. Ltd., Class A	115,425	705,185
	Road King Infrastructure Ltd.	2,197,000	2,226,034
	Rongan Property Co. Ltd., Class A	1,869,500	695,117
	Rongsheng Petrochemical Co. Ltd., Class A	2,577,778	6,942,753
#	Ronshine China Holdings Ltd.	3,423,500	1,384,389
	Runjian Co. Ltd., Class A	86,863	417,621
*	RYB Education, Inc., ADR	4,110	10,768
	SAIC Motor Corp. Ltd., Class A	1,057,955	3,357,412
	Sailun Group Co. Ltd., Class A	991,100	2,068,131
	Sanan Optoelectronics Co. Ltd., Class A	617,400	3,243,682
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	512,213
	Sangfor Technologies, Inc., Class A	19,772	625,417
	Sanquan Food Co. Ltd., Class A	477,230	1,448,206
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,181,250	1,265,464
	Sany Heavy Equipment International Holdings Co. Ltd.	8,671,500	9,867,457
	Sany Heavy Industry Co. Ltd., Class A	2,592,041	9,295,109
*	Saurer Intelligent Technology Co. Ltd., Class A	721,700	320,437
	SDIC Power Holdings Co. Ltd., Class A	1,170,516	1,928,985
	Sealand Securities Co. Ltd., Class A	2,693,500	1,624,928
	Seazen Group Ltd.	18,502,000	14,636,524
	Seazen Holdings Co. Ltd., Class A	662,581	3,539,765
*	Secoo Holding Ltd., ADR	31,941	37,052
	S-Enjoy Service Group Co. Ltd.	970,000	1,887,576
	SF Holding Co. Ltd., Class A	1,005,551	10,139,589
	SG Micro Corp., Class A	31,900	1,614,927
	SGIS Songshan Co. Ltd., Class A	955,281	661,127
	Shaanxi Coal Industry Co. Ltd., Class A	2,696,400	5,284,068
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,021,900	3,356,718
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	522,187	1,428,043
#	Shandong Chenming Paper Holdings Ltd., Class H	4,536,033	2,181,773
#Ω	Shandong Gold Mining Co. Ltd., Class H	2,319,250	4,193,113
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	224,741	877,588
	Shandong Hi-speed Co. Ltd., Class A	467,325	391,694
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	672,061	3,268,574
	Shandong Humon Smelting Co. Ltd., Class A	564,756	1,012,748
	Shandong Linglong Tyre Co. Ltd., Class A	149,220	824,909
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	561,976	883,251
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	123,700	308,429
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	769,600	390,958
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,553,280	1,725,928
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	303,548
	Shandong Publishing & Media Co. Ltd., Class A	391,400	374,340
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	2,109,858
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	11,564,000	19,697,310
	Shandong Xiantan Co. Ltd., Class A	278,363	307,896
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,473,200	720,641
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	421,090	699,372

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	2,656,426	$835,170
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	1,352,925
	Shanghai Bailian Group Co. Ltd., Class A	353,200	760,084
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	113,348	1,126,519
	Shanghai Baosight Software Co. Ltd., Class A	223,990	2,455,042
	Shanghai Belling Co. Ltd., Class A	172,500	815,579
	Shanghai Construction Group Co. Ltd., Class A	560,435	286,499
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	177,975	517,787
	Shanghai Electric Group Co. Ltd., Class H	9,170,000	2,583,467
	Shanghai Electric Power Co. Ltd., Class A	366,206	633,651
	Shanghai Environment Group Co. Ltd., Class A	428,136	777,013
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	210,598	547,408
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,116,000	9,960,523
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	648,000	1,774,832
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,910,000	936,120
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	59,900	357,614
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	189,148	700,886
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	9,200	68,857
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	833,358
	Shanghai Industrial Holdings Ltd.	3,490,000	5,207,758
	Shanghai Industrial Urban Development Group Ltd.	18,711,025	1,610,762
*	Shanghai International Airport Co. Ltd., Class A	151,200	1,250,302
	Shanghai International Port Group Co. Ltd., Class A	1,257,000	1,110,645
	Shanghai Jahwa United Co. Ltd., Class A	109,500	819,141
	Shanghai Jin Jiang Capital Co. Ltd., Class H	17,696,000	4,010,864
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	496,486
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	518,730
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	127,400	273,870
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	81,800	389,467
#	Shanghai Kindly Medical Instruments Co. Ltd., Class H	17,800	66,029
	Shanghai Lingang Holdings Corp. Ltd., Class A	548,480	1,258,571
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	820,169
	Shanghai M&G Stationery, Inc., Class A	196,799	1,950,624
	Shanghai Maling Aquarius Co. Ltd., Class A	464,700	567,809
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	705,658
	Shanghai Moons’ Electric Co. Ltd., Class A	87,700	231,217
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,090,200	9,316,219
	Shanghai Pudong Construction Co. Ltd., Class A	377,580	339,532
	Shanghai Pudong Development Bank Co. Ltd., Class A	4,593,955	6,416,303
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	108,360	3,012,656
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,220,071
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	9,600	42,467
	Shanghai Shimao Co. Ltd., Class A	2,801,919	1,383,965
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	401,600	585,811
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	281,500	339,037
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,150,872
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	411,161	828,928
	Shanghai Wanye Enterprises Co. Ltd., Class A	389,310	1,883,708
	Shanghai Weaver Network Co. Ltd., Class A	69,424	697,638
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	1,047,263
*	Shanghai Zendai Property Ltd.	930,000	4,268
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	531,753	1,384,732
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	652,400	991,322
	Shanxi Blue Flame Holding Co. Ltd., Class A	584,253	837,314
	Shanxi Coking Co. Ltd., Class A	960,297	1,030,573
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,722,781	2,501,293
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	2,514,900	5,103,921
*	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	2,792,464
	Shanxi Securities Co. Ltd., Class A	811,700	793,778

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,868,500	$2,252,739
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	9,342,944
	Shanying International Holding Co. Ltd., Class A	1,979,139	1,002,318
	Shede Spirits Co. Ltd., Class A	60,500	1,739,879
	Shenergy Co. Ltd., Class A	1,024,033	991,401
#	Sheng Ye Capital Ltd.	144,000	159,001
*	Shengda Resources Co. Ltd., Class A	319,452	577,325
	Shenghe Resources Holding Co. Ltd., Class A	462,700	1,471,073
#*Ω	Shengjing Bank Co. Ltd., Class H	702,500	631,455
	Shenguan Holdings Group Ltd.	3,858,000	200,590
	Shengyi Technology Co. Ltd., Class A	874,382	3,039,860
	Shennan Circuits Co. Ltd., Class A	93,100	1,294,051
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,732,800	690,363
	Shenzhen Agricultural Products Group Co. Ltd., Class A	786,000	852,763
*	Shenzhen Airport Co. Ltd., Class A	842,900	996,774
	Shenzhen Aisidi Co. Ltd., Class A	550,738	922,478
	Shenzhen Anche Technologies Co. Ltd., Class A	78,900	234,955
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	626,500	248,612
	Shenzhen Capchem Technology Co. Ltd., Class A	75,800	1,699,546
	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	335,156
	Shenzhen Cereals Holdings Co. Ltd., Class A	295,250	299,641
	Shenzhen Changhong Technology Co. Ltd., Class A	236,439	1,314,741
	Shenzhen Comix Group Co. Ltd., Class A	336,500	348,421
	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	502,869
	Shenzhen Desay Battery Technology Co., Class A	141,230	933,106
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	452,897
	Shenzhen Energy Group Co. Ltd., Class A	817,400	1,041,859
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	566,560	1,241,045
	Shenzhen Expressway Co. Ltd., Class H	5,262,000	4,959,327
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	562,122	1,113,020
	Shenzhen FRD Science & Technology Co. Ltd.	160,346	475,720
	Shenzhen Gas Corp. Ltd., Class A	879,816	1,247,135
	Shenzhen Gongjin Electronics Co. Ltd., Class A	349,403	433,878
	Shenzhen Goodix Technology Co. Ltd., Class A	107,639	1,722,141
*	Shenzhen Grandland Group Co. Ltd., Class A	228,528	80,671
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	392,200	1,425,484
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	578,370
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	55,000	60,523
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	255,768
*	Shenzhen Hifuture Information Technology Co. Ltd., Class A	57,400	31,019
	Shenzhen Inovance Technology Co. Ltd., Class A	382,475	3,896,964
	Shenzhen International Holdings Ltd.	8,908,057	10,724,553
#	Shenzhen Investment Ltd.	29,061,674	7,128,262
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	208,600	282,919
	Shenzhen Jinjia Group Co. Ltd., Class A	654,600	1,106,990
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	452,300	413,386
	Shenzhen Kaifa Technology Co. Ltd., Class A	215,200	497,724
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	46,665	834,376
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	1,385,653
	Shenzhen Kinwong Electronic Co. Ltd., Class A	306,826	1,239,182
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	177,400	882,866
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	311,700	502,793
	Shenzhen Megmeet Electrical Co. Ltd., Class A	164,700	788,971
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	11,085,023
*	Shenzhen MTC Co. Ltd., Class A	1,745,600	1,340,958
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,374,950	666,063
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	348,300	153,824
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,974,176	1,932,388
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	256,400	1,156,806

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen SC New Energy Technology Corp., Class A	64,471	$1,148,643
*	Shenzhen SDG Information Co. Ltd., Class A	387,400	363,053
	Shenzhen Sinovatio Technology Co. Ltd., Class A	65,972	307,105
	Shenzhen Sunline Tech Co. Ltd., Class A	243,500	478,422
	Shenzhen Sunlord Electronics Co. Ltd., Class A	216,283	1,116,133
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	402,000	866,257
	Shenzhen Sunway Communication Co. Ltd., Class A	389,354	1,448,384
	Shenzhen Tagen Group Co. Ltd., Class A	993,100	781,967
	Shenzhen Topband Co. Ltd., Class A	161,500	373,756
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	541,500	621,331
	Shenzhen World Union Group, Inc., Class A	1,437,977	842,868
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	727,596	588,948
	Shenzhen Yinghe Technology Co. Ltd., Class A	411,486	2,011,080
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	323,400	495,698
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	238,680	1,221,758
	Shenzhen Zhenye Group Co. Ltd., Class A	1,013,500	661,345
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,599,950	1,237,942
	Shenzhou International Group Holdings Ltd.	2,528,200	54,468,047
††	Shenzhou Space Park Group Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	928,000	940,780
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	340,901	856,322
	Shimao Group Holdings Ltd.	9,538,683	14,963,158
*	Shineco, Inc.	1,904	19,649
	Shinva Medical Instrument Co. Ltd., Class A	203,200	691,812
#	Shoucheng Holdings Ltd.	12,737,640	2,697,503
	Shougang Fushan Resources Group Ltd.	14,455,294	3,818,351
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	602,331
	Shui On Land Ltd.	28,686,276	4,249,381
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,059,053
*	Sichuan Development Lomon Co. Ltd., Class A	571,100	1,612,822
	Sichuan Expressway Co. Ltd., Class H	5,104,000	1,181,393
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	835,681
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,436,520	1,911,144
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	138,219	414,006
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	554,363	1,533,337
*	Sichuan Languang Development Co. Ltd., Class A	1,908,100	515,845
	Sichuan Shuangma Cement Co. Ltd., Class A	383,100	1,198,221
	Sichuan Swellfun Co. Ltd., Class A	145,605	2,872,946
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	77,521	196,394
	Sichuan Yahua Industrial Group Co. Ltd., Class A	189,900	969,799
	Sieyuan Electric Co. Ltd., Class A	354,100	2,295,911
#	Sihuan Pharmaceutical Holdings Group Ltd.	37,176,000	7,801,656
*	Silver Grant International Holdings Group Ltd.	8,640,000	564,750
	Sino Biopharmaceutical Ltd.	48,073,495	35,448,643
	Sino Wealth Electronic Ltd., Class A	181,038	1,735,286
	Sinocare, Inc., Class A	155,660	570,800
	Sinochem International Corp., Class A	1,097,037	1,556,514
	Sinofert Holdings Ltd.	13,790,673	2,156,425
*	Sino-I Technology Ltd.	5,320,000	23,346
	Sinolink Securities Co. Ltd., Class A	703,991	1,179,699
#*	Sinolink Worldwide Holdings Ltd.	26,451,885	851,162
	Sinoma International Engineering Co., Class A	691,250	1,123,023
	Sinoma Science & Technology Co. Ltd., Class A	552,295	3,263,131
	Sinomach Automobile Co. Ltd., Class A	128,300	126,922
	Sino-Ocean Group Holding Ltd.	22,939,462	4,985,533
	Sinopec Engineering Group Co. Ltd., Class H	8,445,000	4,451,133
	Sinopec Kantons Holdings Ltd.	8,428,000	3,208,929
*	Sinopec Oilfield Service Corp., Class H	15,502,000	1,490,125
	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	29,244	683,128

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	17,659,000	$4,120,474
	Sinopharm Group Co. Ltd., Class H	8,204,800	19,482,408
	Sino-Platinum Metals Co. Ltd., Class A	182,260	650,553
	Sinosoft Technology Group Ltd.	4,634,400	607,743
	Sinotrans Ltd., Class H	21,785,000	7,161,202
	Sinotruk Hong Kong Ltd.	6,532,000	9,015,962
	Skshu Paint Co. Ltd., Class A	65,442	1,141,011
	Skyfame Realty Holdings Ltd.	21,964,000	2,591,916
	Skyworth Digital Co. Ltd., Class A	498,399	564,064
*	Skyworth Group Ltd.	9,014,645	5,022,172
	Smoore International Holdings Ltd.	5,680,000	16,134
*	SOHO China Ltd.	16,714,339	4,245,305
#*	Sohu.com Ltd., ADR	86,832	1,759,216
*	Solargiga Energy Holdings Ltd.	4,237,000	272,252
	Songcheng Performance Development Co. Ltd., Class A	429,000	938,982
	SooChow Securities Co. Ltd., Class A	902,786	1,195,632
*	Sou Yu Te Group Co. Ltd., Class A	2,298,980	527,891
*	South Manganese Investment Ltd.	1,396,000	220,563
	Southwest Securities Co. Ltd., Class A	1,543,500	1,160,498
#*	So-Young International, Inc.	18,492	73,043
*	Sparkle Roll Group Ltd.	8,680,000	200,228
*	Spring Airlines Co. Ltd., Class A	159,929	1,461,711
*	SPT Energy Group, Inc.	1,386,000	54,822
*	SRE Group Ltd.	3,391,714	18,269
	SSY Group Ltd.	15,160,506	7,201,785
*	Starrise Media Holdings Ltd.	1,292,000	23,617
*	STO Express Co. Ltd., Class A	67,300	80,979
	Suchuang Gas Corp. Ltd.	302,000	93,932
*	Sumavision Technologies Co. Ltd., Class A	658,900	774,562
#	Sun King Technology Group Ltd.	3,300,000	1,871,489
	Sunac China Holdings Ltd.	16,028,000	34,276,273
*Ω	Sunac Services Holdings Ltd.	1,029	2,077
*	Suncity Group Holdings Ltd.	370,000	13,960
	Sun-Create Electronics Co. Ltd., Class A	17,360	119,619
	Sunflower Pharmaceutical Group Co. Ltd., Class A	236,400	528,082
	Sunfly Intelligent Technology Co. Ltd., Class A	348,915	660,903
	Sungrow Power Supply Co. Ltd., Class A	216,050	5,553,249
*	Suning Universal Co. Ltd., Class A	2,672,700	2,002,841
*	Suning.com Co. Ltd., Class A	1,617,449	1,129,551
	Sunny Optical Technology Group Co. Ltd.	2,316,400	62,156,979
	Sunresin New Materials Co. Ltd., Class A	75,600	925,839
*	Sunsea AIoT Technology Co. Ltd., Class A	95,100	155,053
#*Ω	Sunshine 100 China Holdings Ltd.	244,000	14,129
	Sunward Intelligent Equipment Co. Ltd., Class A	467,800	591,363
*	Sunwave Communications Co. Ltd., Class A	300,571	248,431
	Sunwoda Electronic Co. Ltd., Class A	569,900	4,389,824
	Suofeiya Home Collection Co. Ltd., Class A	135,100	356,256
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	866,368
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	524,800	297,455
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	721,467	2,294,894
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,212,947	1,131,467
	Suzhou Keda Technology Co. Ltd., Class A	17,900	16,429
	Suzhou Maxwell Technologies Co. Ltd., Class A	30,420	3,644,797
	Suzhou Secote Precision Electronic Co. Ltd., Class A	89,760	364,252
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	140,400	2,337,557
	Suzhou TFC Optical Communication Co. Ltd., Class A	166,266	666,495
#	Symphony Holdings Ltd.	7,200,000	860,918
	T&S Communications Co. Ltd., Class A	25,000	58,788
*	Tahoe Group Co. Ltd., Class A	208,000	64,444

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp. Ltd., Class A	123,828	$540,232
	Tangrenshen Group Co. Ltd., Class A	592,485	581,381
	Tangshan Jidong Cement Co. Ltd., Class A	722,870	1,312,903
	TangShan Port Group Co. Ltd., Class A	2,521,404	1,051,873
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	866,900	1,250,795
*	Taung Gold International Ltd.	60,800,000	194,243
	TBEA Co. Ltd., Class A	884,693	3,745,280
	TCL Electronics Holdings Ltd.	6,722,932	3,645,126
	TCL Technology Group Corp., Class A	2,345,700	2,223,718
	Tech-Bank Food Co. Ltd., Class A	787,220	773,164
	Ten Pao Group Holdings Ltd.	396,000	98,053
	Tencent Holdings Ltd.	16,149,900	982,395,071
*	Tencent Music Entertainment Group, ADR	1,328,833	10,444,627
#	Tenfu Cayman Holdings Co. Ltd.	101,000	72,751
††	Tenwow International Holdings Ltd.	2,865,000	52,473
	Three Squirrels, Inc., Class A	116,927	775,772
	Thunder Software Technology Co. Ltd., Class A	50,122	1,066,245
	Tian An China Investment Co. Ltd.	1,286,357	743,975
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,052,725
*Ω	Tian Ge Interactive Holdings Ltd.	1,380,000	158,178
*	Tian Shan Development Holding Ltd.	1,584,000	344,471
#	Tiangong International Co. Ltd.	6,378,000	3,837,081
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	142,988	843,241
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,526,000	1,248,392
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,501,451	957,604
	Tianjin Development Holdings Ltd.	2,341,800	519,882
	Tianjin Guangyu Development Co. Ltd., Class A	1,175,105	3,074,182
	Tianjin Port Development Holdings Ltd.	12,797,200	1,068,600
	Tianjin Teda Co. Ltd., Class A	513,200	317,156
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	503,722	4,131,604
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	197,172	825,125
	Tianli Education International Holdings Ltd.	2,919,000	606,898
	Tianma Microelectronics Co. Ltd., Class A	643,800	1,239,363
#	Tianneng Power International Ltd.	7,723,952	8,819,925
	Tianshui Huatian Technology Co. Ltd., Class A	1,761,007	3,540,055
*	Tianyun International Holdings Ltd.	1,706,000	313,612
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	60,500	452,488
	Tibet Summit Resources Co. Ltd., Class A	294,200	1,403,643
	Tibet Tianlu Co. Ltd., Class A	420,973	417,832
#*	Tibet Water Resources Ltd.	6,597,000	425,083
	Tingyi Cayman Islands Holding Corp.	13,702,000	25,574,554
	Titan Wind Energy Suzhou Co. Ltd., Class A	801,600	2,667,778
	Toly Bread Co. Ltd., Class A	279,973	1,374,742
	Tomson Group Ltd.	2,805,780	683,580
	Tong Ren Tang Technologies Co. Ltd., Class H	4,278,000	3,035,553
*	Tongcheng-Elong Holdings Ltd.	2,119,600	4,723,850
*	Tongda Group Holdings Ltd.	47,440,000	1,522,165
*	Tongdao Liepin Group	42,000	60,028
*	Tongding Interconnection Information Co. Ltd., Class A	634,400	389,436
	TongFu Microelectronics Co. Ltd., Class A	703,415	2,201,502
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	714,160	1,358,630
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	32,100	19,148
	Tongkun Group Co. Ltd., Class A	830,766	2,592,200
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	872,900	1,058,001
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,507,100	1,453,538
	Tongwei Co. Ltd., Class A	971,044	8,670,269
	Tongyu Communication, Inc., Class A	101,785	238,078
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	1,343,519
*	Topchoice Medical Corp., Class A	52,154	1,940,470

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Topsec Technologies Group, Inc., Class A	404,500	$1,165,185
Ω	Topsports International Holdings Ltd.	2,224,000	2,701,823
	Towngas China Co. Ltd.	5,831,546	4,003,455
	Transfar Zhilian Co. Ltd., Class A	1,330,500	1,702,873
#	TravelSky Technology Ltd., Class H	4,848,938	9,060,025
#*	Trigiant Group Ltd.	6,560,000	547,436
*	Trip.com Group Ltd., ADR	1,331,007	38,013,560
*	Trip.com Group Ltd.	13,900	399,574
††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	TRS Information Technology Corp. Ltd., Class A	228,100	309,243
	Truly International Holdings Ltd.	7,961,000	2,595,492
Ω	Tsaker Chemical Group Ltd.	220,500	45,934
	Tsingtao Brewery Co. Ltd., Class H	2,182,000	18,987,357
*	TuanChe Ltd., ADR	5,782	13,703
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	49,648
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,084,400	645,424
	Tungkong, Inc., Class A	142,800	164,362
*	Tuniu Corp., Sponsored ADR	88,047	117,103
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	655,722	396,962
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	101,971	3,228,120
	Unilumin Group Co. Ltd., Class A	335,531	429,543
	Uni-President China Holdings Ltd.	9,620,308	8,199,299
	Unisplendour Corp. Ltd., Class A	799,620	3,464,696
	United Energy Group Ltd.	40,927,100	3,620,248
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	742,033	1,610,448
	Valiant Co. Ltd., Class A	298,327	959,761
	Vats Liquor Chain Store Management JSC Ltd., Class A	7,900	48,548
	Vats Liquor Chain Store Management JSC Ltd., Class A	88,100	541,407
	Vatti Corp. Ltd., Class A	711,700	655,458
Ω	VCredit Holdings Ltd.	109,600	58,940
	Victory Giant Technology Huizhou Co. Ltd., Class A	408,800	1,681,468
#	Vinda International Holdings Ltd.	1,850,000	5,100,694
*	Viomi Technology Co. Ltd., ADR	21,507	94,846
*	Vipshop Holdings Ltd., ADR	2,764,506	30,851,887
#Ω	Virscend Education Co. Ltd.	315,000	21,134
	Visual China Group Co. Ltd., Class A	197,700	408,477
	Walvax Biotechnology Co. Ltd., Class A	133,800	1,155,836
*	Wanda Film Holding Co. Ltd., Class A	97,800	214,211
	Wangneng Environment Co. Ltd., Class A	225,633	569,396
	Wangsu Science & Technology Co. Ltd., Class A	1,131,054	967,988
	Wanhua Chemical Group Co. Ltd., Class A	664,114	10,974,080
	Want Want China Holdings Ltd.	37,524,000	29,101,561
	Wanxiang Qianchao Co. Ltd., Class A	1,528,119	1,429,402
	Wasion Holdings Ltd.	4,518,000	1,548,009
	Wasu Media Holding Co. Ltd., Class A	662,100	755,556
#*	Weibo Corp., Sponsored ADR	358,702	16,134,416
	Weichai Power Co. Ltd., Class H	11,480,120	20,549,030
	Weifu High-Technology Group Co. Ltd., Class A	345,247	1,047,326
	Weihai Guangwei Composites Co. Ltd., Class A	143,200	1,520,495
	Weiqiao Textile Co., Class H	2,893,500	1,081,359
	Wellhope Foods Co. Ltd., Class A	472,044	675,557
	Wens Foodstuffs Group Co. Ltd., Class A	2,362,980	6,079,655
	West China Cement Ltd.	32,904,000	5,749,634
	Western Securities Co. Ltd., Class A	923,330	1,106,016
	Western Superconducting Technologies Co. Ltd., Class A	101,388	1,232,628
#	Wharf Holdings Ltd.	1,045,000	3,633,224
	Will Semiconductor Co. Ltd Shanghai, Class A	133,547	5,548,540
	Wingtech Technology Co. Ltd., Class A	184,100	3,159,700
	Winning Health Technology Group Co. Ltd., Class A	345,480	682,597

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wisdom Education International Holdings Co. Ltd.	3,038,000	$520,388
*	Wison Engineering Services Co. Ltd.	397,000	20,749
	Wolong Electric Group Co. Ltd., Class A	664,093	1,535,528
	Wondershare Technology Group Co. Ltd., Class A	37,500	247,605
	Wuchan Zhongda Group Co. Ltd., Class A	1,686,450	1,655,190
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	64,900	61,342
	Wuhan Department Store Group Co. Ltd., Class A	339,800	536,736
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	175,600	277,491
	Wuhan Guide Infrared Co. Ltd., Class A	421,194	1,430,685
	Wuhan Jingce Electronic Group Co. Ltd., Class A	121,660	990,719
*	Wuhan P&S Information Technology Co. Ltd., Class A	530,700	502,429
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	77,406	737,214
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	658,134	2,450,442
	Wuhu Token Science Co. Ltd., Class A	1,158,140	1,858,664
	Wuliangye Yibin Co. Ltd., Class A	716,202	24,201,469
	WUS Printed Circuit Kunshan Co. Ltd., Class A	1,195,700	1,914,380
Ω	WuXi AppTec Co. Ltd., Class H	539,160	11,511,693
*Ω	Wuxi Biologics Cayman, Inc.	3,448,000	52,226,690
	Wuxi Boton Technology Co. Ltd., Class A	144,538	519,948
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	262,886	3,349,546
	Wuxi Taiji Industry Co. Ltd., Class A	1,035,556	1,295,189
	XCMG Construction Machinery Co. Ltd., Class A	1,790,700	1,713,524
#*	XD, Inc.	284,600	1,611,025
	XGD, Inc., Class A	248,194	367,771
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,858,500	2,811,486
	Xiamen C & D, Inc., Class A	1,228,188	1,536,254
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	324,826	551,916
	Xiamen Faratronic Co. Ltd., Class A	68,958	2,083,464
	Xiamen International Airport Co. Ltd., Class A	90,112	224,705
	Xiamen International Port Co. Ltd., Class H	6,883,338	766,196
	Xiamen Intretech, Inc., Class A	220,065	1,059,989
	Xiamen ITG Group Corp. Ltd., Class A	837,063	904,863
	Xiamen Kingdomway Group Co., Class A	220,629	1,047,622
	Xiamen Meiya Pico Information Co. Ltd., Class A	297,200	714,581
	Xiamen Tungsten Co. Ltd., Class A	540,241	1,915,766
	Xiamen Xiangyu Co. Ltd., Class A	980,100	1,186,279
	Xi’an Triangle Defense Co. Ltd., Class A	155,312	1,204,644
	Xiandai Investment Co. Ltd., Class A	324,556	203,106
	Xianhe Co. Ltd., Class A	35,700	201,555
*Ω	Xiaomi Corp., Class B	25,612,600	70,013,439
	Xilinmen Furniture Co. Ltd., Class A	131,000	539,332
*	Xinchen China Power Holdings Ltd.	284,000	39,465
	Xinfengming Group Co. Ltd., Class A	368,192	844,703
	Xingda International Holdings Ltd.	9,033,224	2,051,778
	Xingfa Aluminium Holdings Ltd.	348,000	424,325
	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	801,307
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	2,743,000	2,005,332
	Xinhuanet Co. Ltd., Class A	13,100	36,219
*	Xinji Shaxi Group Co. Ltd.	105,000	13,227
	Xinjiang Communications Construction Group Co. Ltd., Class A	182,682	302,401
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,229,784	9,459,041
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	1,152,430
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	893,676
#*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	559,000	112,730
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	770,200	1,272,335
	Xinte Energy Co. Ltd., Class H	1,106,400	3,538,659
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,735,400	1,006,582
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	492,900	1,400,733

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Xinyi Energy Holdings Ltd.	3,230,000	$1,904,535
	Xinyi Solar Holdings Ltd.	27,352,006	56,817,209
	Xinyu Iron & Steel Co. Ltd., Class A	1,443,700	1,333,615
	Xinyuan Real Estate Co. Ltd., ADR	68,679	78,981
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	257,881
#	Xtep International Holdings Ltd.	9,132,394	11,943,316
	Xuji Electric Co. Ltd., Class A	390,300	1,208,600
*	Xunlei Ltd., ADR	127,574	372,516
Ω	Yadea Group Holdings Ltd.	9,188,000	15,786,553
*	YaGuang Technology Group Co. Ltd., Class A	638,300	853,537
*	Yanchang Petroleum International Ltd.	13,010,000	131,918
	Yango Group Co. Ltd., Class A	1,599,300	804,018
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	94,000	158,303
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	1,142,248
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	99,612	491,235
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	276,494	599,307
	Yantai Eddie Precision Machinery Co. Ltd., Class A	231,630	1,294,448
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	337,392	2,222,965
	YanTai Shuangta Food Co. Ltd., Class A	554,000	790,145
	Yantai Tayho Advanced Materials Co. Ltd., Class A	190,900	536,679
#	Yanzhou Coal Mining Co. Ltd., Class H	16,900,000	25,067,050
*	Yashili International Holdings Ltd.	3,162,000	231,988
*	Yeahka Ltd.	136,400	411,968
	Yealink Network Technology Corp. Ltd., Class A	149,486	1,765,371
	Yeebo International Holdings Ltd.	32,000	9,721
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	830,000	388,055
*	Yida China Holdings Ltd.	612,000	79,613
	Yifan Pharmaceutical Co. Ltd., Class A	431,400	1,104,973
	Yifeng Pharmacy Chain Co. Ltd., Class A	181,519	1,354,748
#	Yihai International Holding Ltd.	2,343,000	13,724,383
	Yijiahe Technology Co. Ltd., Class A	67,235	586,741
	Yincheng International Holding Co. Ltd.	118,000	41,706
	Yintai Gold Co. Ltd., Class A	1,225,580	1,683,081
	Yipinhong Pharmaceutical Co. Ltd., Class A	74,160	368,775
	Yip’s Chemical Holdings Ltd.	1,348,000	797,527
*	Yiren Digital Ltd., Sponsored ADR	160,853	505,078
*Ω	Yixin Group Ltd.	206,500	38,589
	Yixintang Pharmaceutical Group Co. Ltd., Class A	170,578	846,653
	Yonghui Superstores Co. Ltd., Class A	1,790,087	1,100,700
	Yonyou Network Technology Co. Ltd., Class A	251,043	1,246,084
	Yotrio Group Co. Ltd., Class A	1,341,100	726,345
	Youngor Group Co. Ltd., Class A	1,155,200	1,159,936
*	Youzu Interactive Co. Ltd., Class A	412,500	854,495
	YTO Express Group Co. Ltd., Class A	366,975	836,741
*	Yuan Heng Gas Holdings Ltd.	180,000	11,749
	Yuexiu Property Co. Ltd.	15,201,956	13,357,794
	Yuexiu Transport Infrastructure Ltd.	4,787,415	3,066,649
	Yum China Holdings, Inc.	1,340,150	76,495,762
	Yunda Holding Co. Ltd., Class A	1,038,086	3,028,504
*	Yunji, Inc.	6,100	5,490
*	Yunnan Aluminium Co. Ltd., Class A	1,455,900	2,710,298
	Yunnan Baiyao Group Co. Ltd., Class A	201,698	2,823,635
	Yunnan Copper Co. Ltd., Class A	674,900	1,401,130
	Yunnan Energy New Material Co. Ltd., Class A	119,576	5,453,383
*	Yunnan Tin Co. Ltd., Class A	758,300	1,941,676
	Yunnan Water Investment Co. Ltd., Class H	245,000	31,754
	Yusys Technologies Co. Ltd., Class A	175,400	506,478
	Yutong Bus Co. Ltd., Class A	582,006	1,031,052
	Yuzhou Group Holdings Co. Ltd.	27,118,867	2,956,600

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zai Lab Ltd.	5,450	$565,389
	ZBOM Home Collection Co. Ltd., Class A	107,676	332,668
*	Zepp Health Corp., ADR	7,567	62,125
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	77,303	4,969,508
#	Zhaojin Mining Industry Co. Ltd., Class H	3,582,666	2,550,704
	Zhefu Holding Group Co. Ltd., Class A	1,274,731	1,424,206
*	Zhejiang Century Huatong Group Co. Ltd., Class A	2,083,560	2,415,422
	Zhejiang China Commodities City Group Co. Ltd., Class A	1,353,100	1,032,321
	Zhejiang Chint Electrics Co. Ltd., Class A	447,538	4,222,741
	Zhejiang Communications Technology Co. Ltd.	569,800	462,437
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	363,600	231,536
	Zhejiang Crystal-Optech Co. Ltd., Class A	519,362	1,278,108
	Zhejiang Dahua Technology Co. Ltd., Class A	644,800	2,196,522
	Zhejiang Dingli Machinery Co. Ltd., Class A	150,898	1,608,819
	Zhejiang Expressway Co. Ltd., Class H	8,592,000	7,622,420
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	247,048	515,317
#††	Zhejiang Glass Co. Ltd.	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	880,761	1,449,409
	Zhejiang HangKe Technology, Inc. Co., Class A	19,515	315,954
	Zhejiang Hangmin Co. Ltd., Class A	499,200	423,878
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	515,324	626,202
	Zhejiang Huace Film & Television Co. Ltd., Class A	964,400	850,527
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	513,111	1,474,801
	Zhejiang Huayou Cobalt Co. Ltd., Class A	107,900	1,871,394
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	643,900	984,208
	Zhejiang Jianfeng Group Co. Ltd., Class A	156,321	278,562
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,312	635,280
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	230,870	2,760,243
*	Zhejiang Jingu Co. Ltd., Class A	742,150	818,945
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	419,520	528,423
*	Zhejiang Jinke Tom Culture Industry Co Ltd, Class A	1,438,100	994,118
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	276,584	545,999
	Zhejiang Juhua Co. Ltd., Class A	1,042,220	2,531,061
	Zhejiang Longsheng Group Co. Ltd., Class A	1,126,934	2,191,145
	Zhejiang Medicine Co. Ltd., Class A	478,300	1,192,409
	Zhejiang Meida Industrial Co. Ltd., Class A	482,600	1,235,754
	Zhejiang Narada Power Source Co. Ltd., Class A	545,152	962,224
	Zhejiang NHU Co. Ltd., Class A	637,816	2,703,290
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,615,213	1,028,173
	Zhejiang Runtu Co. Ltd., Class A	494,850	683,704
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	683,652	2,533,956
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	123,620	507,141
	Zhejiang Satellite Petrochemical Co. Ltd., Class A	618,660	3,769,672
	Zhejiang Semir Garment Co. Ltd., Class A	682,325	801,216
*	Zhejiang Shibao Co. Ltd., Class H	406,000	77,521
	Zhejiang Southeast Space Frame Co. Ltd., Class A	352,700	615,331
	Zhejiang Supor Co. Ltd., Class A	124,369	1,029,441
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	171,802	1,018,140
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,117,947	919,210
	Zhejiang Wanliyang Co. Ltd., Class A	938,141	1,982,010
	Zhejiang Wanma Co. Ltd., Class A	547,700	601,952
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	481,055	2,062,968
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,248,873
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	1,045,581
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	375,450	647,350
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	318,489	1,377,449
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	233,466
	Zhejiang Yasha Decoration Co. Ltd., Class A	732,900	850,961
	Zhejiang Yinlun Machinery Co. Ltd., Class A	355,400	647,730

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	$313,336
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,967,000	2,063,018
#	Zhenro Properties Group Ltd.	1,830,000	869,781
*	Zheshang Securities Co. Ltd., Class A	493,700	950,071
#*	Zhong An Group Ltd.	14,556,888	580,618
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	373,500	1,358,591
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	268,664
	Zhongji Innolight Co. Ltd., Class A	251,965	1,303,069
	Zhongjin Gold Corp. Ltd., Class A	744,900	965,576
	Zhongliang Holdings Group Co. Ltd.	93,000	43,104
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	920,500	978,283
	Zhongshan Public Utilities Group Co. Ltd., Class A	232,600	313,126
	Zhongsheng Group Holdings Ltd.	5,784,000	52,150,547
*	Zhongtian Financial Group Co. Ltd., Class A	4,849,800	1,903,458
	Zhongyu Gas Holdings Ltd.	1,544,550	1,480,166
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	350,523
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	5,736,500	5,156,803
#	Zhuguang Holdings Group Co. Ltd.	886,000	194,578
	Zhuhai Bojay Electronics Co. Ltd., Class A	43,727	350,344
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	317,700	429,632
#*	Zhuzhou CRRC Times Electric Co., Class H	3,068,350	14,662,151
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	103,200	1,340,694
	Zhuzhou Kibing Group Co. Ltd., Class A	759,500	1,884,908
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	1,060,721	1,862,755
	Zijin Mining Group Co. Ltd., Class H	29,544,000	41,085,298
*	ZJBC Information Technology Co. Ltd., Class A	474,980	233,165
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,690,600	5,539,404
	ZTE Corp., Class H	2,662,992	7,993,861
	ZTO Express Cayman, Inc., ADR	1,119,664	32,839,745

TOTAL CHINA			9,083,185,449

COLOMBIA — (0.2%)
	Banco de Bogota SA	91,924	1,852,768
	Bancolombia SA, Sponsored ADR	152,575	5,482,020
	Bancolombia SA	556,708	4,979,088
	Bolsa de Valores de Colombia	20,739	54,026
	Celsia SA ESP	1,313,741	1,494,547
	Cementos Argos SA	1,928,001	3,251,107
*	CEMEX Latam Holdings SA	832,855	774,083
*	Corp. Financiera Colombiana SA	301,874	2,378,447
	Ecopetrol SA	10,886,599	8,230,570
	Grupo Argos SA	417,244	1,307,442
	Grupo Aval Acciones y Valores SA, ADR	45,906	276,813
	Grupo de Inversiones Suramericana SA	520,161	3,031,954
	Grupo Energia Bogota SA ESP	3,255,367	2,351,360
	Grupo Nutresa SA	477,679	2,791,942
	Interconexion Electrica SA ESP	1,486,472	8,924,986
	Mineros SA	70,435	75,284
	Promigas SA ESP	27,701	54,214

TOTAL COLOMBIA			47,310,651

CZECH REPUBLIC — (0.1%)
	CEZ AS	667,324	22,040,002
*	Komercni banka AS	158,499	6,147,879
*Ω	Moneta Money Bank AS	45,031	176,345
	O2 Czech Republic AS	231,215	2,654,935
	Philip Morris CR AS	2,218	1,576,150

TOTAL CZECH REPUBLIC			32,595,311

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
EGYPT — (0.0%)
*	Commercial International Bank Egypt SAE, GDR	5,047,872	$15,650,089
*	Commercial International Bank Egypt SAE, GDR	1,749	5,420
*	Egyptian Financial Group-Hermes Holding Co., GDR	87,494	139,991
*	Egyptian Financial Group-Hermes Holding Co., GDR	22,795	36,590

TOTAL EGYPT			15,832,090

GREECE — (0.2%)
*	Aegean Airlines SA	215,166	1,290,838
*	Alpha Services & Holdings SA	610,484	778,283
	Athens Water Supply & Sewage Co. SA	143,767	1,258,491
	Autohellas Tourist & Trading SA	23,119	213,177
	Bank of Greece	10,330	201,894
*	Ellaktor SA	561,990	894,787
*	Eurobank Ergasias Services & Holdings SA, Class A	1,474,137	1,548,311
*††	FF Group	156,853	163,190
*	Fourlis Holdings SA	202,104	898,378
*	GEK Terna Holding Real Estate Construction SA	283,457	3,177,920
	Hellenic Exchanges—Athens Stock Exchange SA	227,628	975,116
	Hellenic Petroleum SA	170,577	1,176,066
	Hellenic Telecommunications Organization SA	524,815	9,317,467
	Holding Co. ADMIE IPTO SA	479,692	1,415,933
*	Intracom Holdings SA	239,102	553,467
	JUMBO SA	197,719	2,942,915
*	LAMDA Development SA	244,500	2,015,134
*	Motor Oil Hellas Corinth Refineries SA	181,513	3,081,007
	Mytilineos SA	289,423	5,289,068
*	National Bank of Greece SA	639,282	2,018,682
	OPAP SA	759,711	11,864,642
*	Piraeus Financial Holdings SA	31,954	54,607
	Piraeus Port Authority SA	27,202	572,692
*	Public Power Corp. SA	460,467	5,008,939
	Quest Holdings SA	19,754	396,080
	Sarantis SA	48,497	489,607
	Terna Energy SA	146,192	1,976,671
	Titan Cement International SA	210,081	3,662,899
	Titan Cement International SA	2,830	49,210

TOTAL GREECE			63,285,471

HONG KONG — (0.2%)
	AKM Industrial Co. Ltd.	560,000	79,033
††	Anxin-China Holdings Ltd.	13,373,000	0
#	Atlas Corp.	449,465	6,292,510
	BYD Electronic International Co. Ltd.	7,496,722	22,254,838
*	China Energy Engineering Corp.	7,215,075	2,683,400
††	Huishan Dairy	1,990,720	5,526
††	Karce International Holdings	1,662,000	0
#††	Magnum Uranium Corp.	1,020,000	0
*	MMG Ltd.	29,057,999	13,421,950
	My Medicare	4,480,000	24,817
††	Realgold Resources Corp.	640,000	0
††	SMI Culture & Travel Group Holdings Ltd.	4,693,951	56,589
	Sun Art Retail Group Ltd.	176,000	103,182
††	Tech-Pro, Inc.	37,652,000	61,943
	Texhong Textile Group Ltd.	1,896,500	2,829,844
††	Untrade Hosa International	2,198,000	0
	Untrade Superb Summit	95,000	0
††	Untrade Youyuan Holdings	4,273,760	0
††	Untrade. C Fiber Optic	4,584,800	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
††	Untrade.CTEG	13,136,000	$107,715

TOTAL HONG KONG			47,921,347

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	3,116,792	4,290,767
	MOL Hungarian Oil & Gas PLC	2,776,286	23,724,244
*	OTP Bank Nyrt	639,610	38,432,507
	Richter Gedeon Nyrt	265,540	7,441,569

TOTAL HUNGARY			73,889,087

INDIA — (13.6%)
	Aarti Drugs Ltd.	153,044	1,197,310
	Aarti Industries Ltd.	822,262	10,654,977
	ABB Power Products & Systems India Ltd.	24,496	720,887
	Abbott India Ltd.	9,321	2,489,865
	ACC Ltd.	280,579	8,770,859
	Accelya Solutions India Ltd.	3,197	51,702
	Action Construction Equipment Ltd.	90,211	283,690
	Adani Enterprises Ltd.	1,132,688	21,569,778
*	Adani Green Energy Ltd.	1,519,596	23,406,755
	Adani Ports & Special Economic Zone Ltd.	1,799,317	16,738,486
*	Adani Power Ltd.	10,418,164	14,237,162
	Adani Total Gas Ltd.	651,685	12,660,759
*	Adani Transmission Ltd.	1,619,072	38,628,890
*	Aditya Birla Capital Ltd.	2,399,769	3,101,420
	Advanced Enzyme Technologies Ltd.	96,418	486,902
	Aegis Logistics Ltd.	565,393	1,600,343
*	AGC Networks Ltd.	260	3,335
	Agro Tech Foods Ltd.	47,437	623,131
*	Ahluwalia Contracts India Ltd.	35,563	178,832
	AIA Engineering Ltd.	223,298	5,745,663
	Ajanta Pharma Ltd.	260,334	7,280,425
	Akzo Nobel India Ltd.	62,270	1,750,421
	Alembic Ltd.	638,846	889,121
	Alembic Pharmaceuticals Ltd.	481,798	5,014,427
	Alkem Laboratories Ltd.	14,785	710,982
	Alkyl Amines Chemicals	24,964	1,203,744
	Allcargo Logistics Ltd.	548,674	1,977,123
	Amara Raja Batteries Ltd.	180,985	1,651,517
	Ambuja Cements Ltd.	2,355,074	12,737,526
	Amrutanjan Health Care Ltd.	18,960	231,997
*††	Amtek Auto Ltd.	876,612	6,036
	Anant Raj Ltd.	261,467	215,068
	Andhra Sugars Ltd.	17,888	152,867
	Apar Industries Ltd.	9,153	83,276
	Apcotex Industries Ltd.	18,684	98,410
*	APL Apollo Tubes Ltd.	560,394	6,019,431
	Apollo Hospitals Enterprise Ltd.	266,351	15,275,948
	Apollo Tyres Ltd.	2,479,225	7,102,217
*	Arvind Fashions Ltd.	418,283	1,678,144
*	Arvind Ltd.	976,866	1,720,880
	Asahi India Glass Ltd.	376,652	2,143,282
	Ashiana Housing Ltd.	76,469	184,708
	Ashok Leyland Ltd.	5,489,696	10,499,696
*	Ashoka Buildcon Ltd.	666,095	939,744
	Asian Paints Ltd.	877,857	36,474,015
	Astec Lifesciences Ltd.	8,632	145,354
*Ω	Aster DM Healthcare Ltd.	116,009	289,314

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Astra Microwave Products Ltd.	80,591	$241,814
	Astral Ltd.	303,462	8,869,095
	AstraZeneca Pharma India Ltd.	5,256	211,003
	Atul Ltd.	99,494	12,143,493
*Ω	AU Small Finance Bank Ltd.	153,882	2,516,420
	Aurobindo Pharma Ltd.	1,889,453	17,498,406
	Automotive Axles Ltd.	34,850	630,587
	Avanti Feeds Ltd.	240,881	1,785,125
*Ω	Avenue Supermarts Ltd.	18,557	1,147,669
*	Axis Bank Ltd.	4,091,691	40,880,865
	Bajaj Auto Ltd.	199,374	9,906,434
	Bajaj Consumer Care Ltd.	583,420	1,810,470
*	Bajaj Electricals Ltd.	219,312	3,240,897
	Bajaj Finance Ltd.	399,073	39,675,877
	Bajaj Finserv Ltd.	72,517	17,350,393
*	Bajaj Hindusthan Sugar Ltd.	565,094	102,643
	Bajaj Holdings & Investment Ltd.	188,672	12,137,045
	Balaji Amines Ltd.	86,891	4,025,465
	Balkrishna Industries Ltd.	550,253	18,103,353
	Balmer Lawrie & Co. Ltd.	533,526	900,537
	Balrampur Chini Mills Ltd.	1,273,988	5,594,669
	Banco Products India Ltd.	30,920	75,965
*	Bank of Baroda	3,903,078	5,104,898
*	Bank of India	82,052	65,933
*	Bank of Maharashtra	1,256,460	350,250
	Bannari Amman Sugars Ltd.	3,600	108,912
	BASF India Ltd.	52,341	2,278,406
	Bayer CropScience Ltd.	7,062	470,769
	BEML Ltd.	106,329	2,285,718
	Berger Paints India Ltd.	821,294	8,150,377
*	BF Utilities Ltd.	12,484	68,041
	Bhansali Engineering Polymers Ltd.	477,299	1,137,823
	Bharat Bijlee Ltd.	4,117	82,303
	Bharat Dynamics Ltd.	46,129	249,687
	Bharat Electronics Ltd.	4,917,441	13,664,100
	Bharat Forge Ltd.	1,033,351	10,719,129
*	Bharat Heavy Electricals Ltd.	5,717,220	5,219,167
	Bharat Petroleum Corp. Ltd.	1,672,362	9,385,356
	Bharat Rasayan Ltd.	4,182	571,191
*	Bharti Airtel Ltd.	6,407,864	58,820,119
	Bharti Airtel Ltd.	457,704	1,736,532
*	Biocon Ltd.	881,305	4,143,494
	Birla Corp. Ltd.	168,566	3,432,824
	Birlasoft Ltd.	1,368,914	7,480,870
	Bliss Gvs Pharma Ltd.	391,359	580,733
	Blue Dart Express Ltd.	32,816	2,924,460
	Blue Star Ltd.	205,072	2,640,892
	Bodal Chemicals Ltd.	314,700	517,153
	Bombay Burmah Trading Co.	3,122	45,027
	Bosch Ltd.	14,687	3,335,435
	Brigade Enterprises Ltd.	449,639	2,825,582
	Britannia Industries Ltd.	193,811	9,519,404
	BSE Ltd.	79,197	1,401,800
	Cadila Healthcare Ltd.	1,137,667	7,670,211
*	Camlin Fine Sciences Ltd.	116,859	259,736
	Can Fin Homes Ltd.	371,135	3,113,983
*	Canara Bank	1,780,371	5,109,167
*	Capacit’e Infraprojects Ltd.	70,708	156,999
	Caplin Point Laboratories Ltd.	168,065	1,838,108

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Carborundum Universal Ltd.	392,002	$4,406,549
	Care Ratings Ltd.	73,908	674,694
	Castrol India Ltd.	2,106,259	3,917,899
	CCL Products India Ltd.	542,713	2,785,482
	Ceat Ltd.	204,931	3,441,835
*	Central Bank of India	1,237,220	363,332
	Central Depository Services India Ltd.	133,343	2,410,272
	Century Enka Ltd.	16,400	97,336
	Century Plyboards India Ltd.	474,267	3,430,318
	Century Textiles & Industries Ltd.	247,353	2,595,542
	Cera Sanitaryware Ltd.	33,707	2,327,206
	CESC Ltd.	4,066,503	4,744,498
*	CG Power & Industrial Solutions Ltd.	2,863,194	5,691,536
	Chambal Fertilizers & Chemicals Ltd.	1,213,660	6,022,490
*	Chennai Petroleum Corp. Ltd.	163,396	267,499
††	Chennai Super Kings Cricket Ltd.	2,606,099	14,683
	Cholam&alam Investment & Finance Co. Ltd.	2,119,847	17,716,962
	Cholamandalam Financial Holdings Ltd.	490,514	4,594,351
	Cigniti Technologies Ltd.	8,421	66,750
	Cipla Ltd.	1,412,174	17,188,494
	City Union Bank Ltd.	1,910,457	4,349,073
	Clariant Chemicals India Ltd.	10,859	79,895
	Coal India Ltd.	3,050,359	6,723,234
Ω	Cochin Shipyard Ltd.	65,360	305,953
	Coforge Ltd.	49,525	3,219,804
	Colgate-Palmolive India Ltd.	293,610	6,042,578
	Container Corp. Of India Ltd.	860,945	7,577,129
	Coromandel International Ltd.	813,879	8,547,049
	Cosmo Films Ltd.	21,816	462,038
	CRISIL Ltd.	105,671	3,930,252
	Crompton Greaves Consumer Electricals Ltd.	3,448,088	21,484,618
*	CSB Bank Ltd.	40,515	159,953
	Cummins India Ltd.	366,030	4,388,445
	Cyient Ltd.	322,814	4,604,101
	Dabur India Ltd.	1,213,038	9,542,598
	Dalmia Bharat Ltd.	409,174	11,022,228
	Dalmia Bharat Sugar & Industries Ltd.	31,156	164,267
	DB Corp. Ltd.	92,658	121,505
*	DCB Bank Ltd.	1,715,041	2,090,266
	DCM Shriram Ltd.	388,537	5,131,020
*	DCW Ltd.	235,103	149,407
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	251,845	1,358,400
	Deepak Nitrite Ltd.	241,579	7,231,133
	Delta Corp. Ltd.	789,578	2,748,511
	Dhampur Sugar Mills Ltd.	215,925	852,309
*	Dhani Services Ltd.	1,005,797	2,420,086
*	Dhani Services Ltd.	203,485	239,134
	Dhanuka Agritech Ltd.	87,318	851,916
Ω	Dilip Buildcon Ltd.	266,608	2,141,121
*	Dish TV India Ltd.	3,772,987	873,985
*	Dishman Carbogen Amcis Ltd.	497,662	1,371,450
	Divi’s Laboratories Ltd.	212,206	14,652,158
	Dixon Technologies India Ltd.	47,616	3,168,516
	DLF Ltd.	1,545,976	8,275,374
	Dollar Industries Ltd.	22,369	131,767
Ω	Dr Lal PathLabs Ltd.	117,411	5,548,480
	Dr Reddy’s Laboratories Ltd., ADR	243,426	14,956,093
	Dr Reddy’s Laboratories Ltd.	135,214	8,368,502
*	DRC Systems India Ltd.	3,939	20,881

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dredging Corp. of India Ltd.	4,443	$20,008
	Dwarikesh Sugar Industries Ltd.	219,742	208,906
*	Dynamatic Technologies Ltd.	2,645	94,412
	eClerx Services Ltd.	136,536	4,002,674
	Edelweiss Financial Services Ltd.	3,161,290	3,272,512
	Eicher Motors Ltd.	495,814	16,523,803
*	EID Parry India Ltd.	717,709	4,385,992
*	EIH Associated Hotels	3,820	19,616
*	EIH Ltd.	927,397	1,720,832
	Electrosteel Castings Ltd.	273,433	123,348
	Elgi Equipments Ltd.	258,444	689,973
	Emami Ltd.	937,454	6,725,139
Ω	Endurance Technologies Ltd.	47,220	1,155,012
	Engineers India Ltd.	1,212,351	1,180,109
	EPL Ltd.	280,246	806,434
Ω	Eris Lifesciences Ltd.	32,881	364,961
	ESAB India Ltd.	1,460	49,594
	Escorts Ltd.	430,146	9,106,484
*	Eveready Industries India Ltd.	33,347	159,777
	Everest Kanto Cylinder Ltd.	29,790	44,742
	Excel Industries Ltd.	8,202	105,163
	Exide Industries Ltd.	2,049,443	4,740,106
*	FDC Ltd.	363,330	1,554,919
	Federal Bank Ltd.	10,655,722	13,943,928
	FIEM Industries Ltd.	1,531	25,663
	Filatex India Ltd.	178,943	239,576
	Fine Organic Industries Ltd.	7,569	334,235
	Finolex Cables Ltd.	550,383	3,453,646
	Finolex Industries Ltd.	2,090,832	6,153,166
	Firstsource Solutions Ltd.	1,906,716	5,067,716
	Force Motors Ltd.	7,837	147,779
*	Fortis Healthcare Ltd.	1,407,024	4,601,723
*	Future Consumer Ltd.	726,048	68,119
*	Future Enterprises Ltd.	756,903	90,821
*	Future Retail Ltd.	810,120	522,717
	Gabriel India Ltd.	542,065	1,115,648
	GAIL India Ltd.	6,913,695	13,724,509
	Galaxy Surfactants Ltd.	6,139	258,280
	Garware Technical Fibres Ltd.	58,766	2,654,427
	Gateway Distriparks Ltd.	467,543	1,750,568
*	Gati Ltd.	130,263	241,834
*	Gayatri Projects Ltd.	149,313	86,255
	GE Power India Ltd.	29,921	115,800
*	GE T&D India Ltd.	175,107	299,990
*Ω	General Insurance Corp. of India.	58,166	103,636
	Genus Power Infrastructures Ltd.	73,832	66,774
	Geojit Financial Services Ltd.	13,905	15,065
*	GFL Ltd.	187,518	194,565
	GHCL Ltd.	338,342	1,909,501
	GIC Housing Finance Ltd.	43,595	94,016
	Gillette India Ltd.	28,171	2,130,276
	GlaxoSmithKline Pharmaceuticals Ltd.	54,387	1,090,747
	Glenmark Pharmaceuticals Ltd.	1,067,896	7,203,710
	GMM Pfaudler Ltd.	3,912	245,633
	Godawari Power & Ispat Ltd.	34,590	164,425
	Godawari Power & Ispat Ltd.	34,590	164,278
	Godfrey Phillips India Ltd.	116,494	2,023,842
*	Godrej Consumer Products Ltd.	1,099,858	14,130,451
*	Godrej Industries Ltd.	291,720	2,266,916

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Properties Ltd.	206,900	$6,198,757
	Goodyear India Ltd.	9,791	132,922
	Granules India Ltd.	1,211,240	5,039,592
	Graphite India Ltd.	296,600	2,119,488
	Grasim Industries Ltd.	875,653	20,242,331
	Great Eastern Shipping Co. Ltd.	551,942	2,401,844
	Greaves Cotton Ltd.	534,229	956,723
	Greenlam Industries Ltd.	4,149	79,287
*	Greenpanel Industries Ltd.	43,313	223,890
	Greenply Industries Ltd.	213,058	598,325
	Grindwell Norton Ltd.	77,050	1,664,985
	Gujarat Alkalies & Chemicals Ltd.	187,175	1,884,579
	Gujarat Ambuja Exports Ltd.	528,426	1,157,495
*	Gujarat Fluorochemicals Ltd.	265,114	6,481,751
	Gujarat Gas Ltd.	1,029,635	8,602,140
	Gujarat Industries Power Co. Ltd.	205,198	236,453
	Gujarat Mineral Development Corp. Ltd.	401,391	398,220
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	395,309	2,425,789
	Gujarat Pipavav Port Ltd.	1,489,550	2,230,418
	Gujarat State Fertilizers & Chemicals Ltd.	724,356	1,281,530
	Gujarat State Petronet Ltd.	1,632,111	6,647,170
	Gulf Oil Lubricants India Ltd.	117,235	910,396
	Hatsun Agro Product Ltd.	100,268	1,790,967
	Havells India Ltd.	656,364	11,135,631
	HBL Power Systems Ltd.	60,297	40,450
	HCL Technologies Ltd.	4,015,915	61,559,527
Ω	HDFC Asset Management Co. Ltd.	46,137	1,635,095
	HDFC Bank Ltd.	5,989,118	127,277,274
Ω	HDFC Life Insurance Co. Ltd.	725,825	6,622,230
*	HealthCare Global Enterprises Ltd.	10,389	31,448
	HEG Ltd.	78,554	2,159,592
	HeidelbergCement India Ltd.	519,106	1,656,952
*	Hemisphere Properties India Ltd.	709,341	1,284,971
	Heritage Foods Ltd.	88,401	616,569
	Hero MotoCorp Ltd.	404,200	14,385,670
	Hester Biosciences Ltd.	6,044	196,042
	HFCL Ltd.	4,754,140	4,582,782
	HG Infra Engineering Ltd.	35,380	348,188
	Hikal Ltd.	350,329	2,673,876
	HIL Ltd.	13,791	829,402
	Himadri Speciality Chemical Ltd.	1,015,115	713,393
	Himatsingka Seide Ltd.	91,310	308,202
	Hindalco Industries Ltd.	5,982,478	37,193,725
	Hinduja Global Solutions Ltd.	65,465	2,362,627
	Hindustan Aeronautics Ltd.	40,437	711,722
*	Hindustan Construction Co. Ltd.	1,414,054	178,968
*	Hindustan Oil Exploration Co. Ltd.	214,540	483,610
	Hindustan Petroleum Corp. Ltd.	2,607,654	10,857,620
	Hindustan Unilever Ltd.	1,711,691	54,691,282
	Hle Glascoat Ltd.	805	69,874
	Honda India Power Products Ltd.	11,657	206,717
	Honeywell Automation India Ltd.	7,684	4,336,027
	Housing Development Finance Corp. Ltd.	2,600,724	99,045,387
	HSIL Ltd.	46,653	149,046
	Huhtamaki India Ltd.	112,861	360,614
	I G Petrochemicals Ltd.	19,171	214,567
	ICICI Bank Ltd., Sponsored ADR	3,949,896	83,540,300
	ICICI Bank Ltd.	701,916	7,599,538
Ω	ICICI Lombard General Insurance Co. Ltd.	146,633	2,921,795

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	ICICI Prudential Life Insurance Co. Ltd.	645,990	$5,348,458
Ω	ICICI Securities Ltd.	90,077	894,263
	ICRA Ltd.	3,718	170,883
*	IDFC First Bank Ltd.	10,598,824	7,047,907
*	IDFC Ltd.	5,978,894	4,447,982
*	IFB Industries Ltd.	29,395	494,547
*	IFCI Ltd.	3,575,000	584,671
	Igarashi Motors India Ltd.	7,473	51,113
	IIFL Finance Ltd.	1,042,365	4,541,913
	IIFL Securities Ltd.	1,084,385	1,406,432
	IIFL Wealth Management Ltd.	158,678	3,457,798
	India Cements Ltd.	1,578,683	4,355,125
	India Glycols Ltd.	111,257	1,253,732
	Indiabulls Housing Finance Ltd.	1,551,764	4,507,815
*	Indiabulls Real Estate Ltd.	1,577,731	3,220,443
Ω	IndiaMart InterMesh Ltd.	6,532	623,288
	Indian Bank	1,086,215	2,495,094
Ω	Indian Energy Exchange Ltd.	396,517	3,761,671
	Indian Hotels Co. Ltd.	2,661,280	7,114,855
	Indian Hume Pipe Co. Ltd.	53,092	135,474
	Indian Metals & Ferro Alloys Ltd.	3,745	40,655
	Indian Oil Corp. Ltd.	5,736,107	9,823,944
*	Indian Overseas Bank	3,669,010	1,051,423
	Indo Count Industries Ltd.	539,911	1,764,502
	Indoco Remedies Ltd.	170,819	1,061,140
	Indraprastha Gas Ltd.	992,152	6,314,155
	Indus Towers Ltd.	1,740,962	6,340,173
	IndusInd Bank Ltd.	837,781	12,839,016
	INEOS Styrolution India Ltd.	23,972	479,259
	Infibeam Avenues Ltd.	3,245,712	1,953,921
	Info Edge India Ltd.	36,321	2,967,716
	Infosys Ltd., Sponsored ADR	4,067,156	90,616,236
	Infosys Ltd.	7,880,895	176,708,768
	Ingersoll Rand India Ltd.	7,132	106,888
*	Inox Leisure Ltd.	465,302	2,612,850
*	Inox Wind Energy Ltd.	21,576	253,605
*	Inox Wind Ltd.	37,645	59,973
	Insecticides India Ltd.	4,813	41,263
*	Intellect Design Arena Ltd.	414,704	3,629,503
*Ω	InterGlobe Aviation Ltd.	101,040	2,927,740
	IOL Chemicals & Pharmaceuticals Ltd.	3,167	23,549
	Ipca Laboratories Ltd.	301,377	8,671,502
*	IRB Infrastructure Developers Ltd.	959,739	2,978,855
Ω	IRCON International Ltd.	356,630	225,158
	ITC Ltd.	8,270,100	24,720,239
	ITD Cementation India Ltd.	360,676	393,559
*	ITI Ltd.	37,511	59,288
	J Kumar Infraprojects Ltd.	136,922	277,179
*	Jagran Prakashan Ltd.	485,797	403,637
	Jai Corp. Ltd.	258,376	416,485
*	Jaiprakash Associates Ltd.	4,735,724	538,853
*	Jaiprakash Power Ventures Ltd.	8,915,158	524,860
*	Jammu & Kashmir Bank Ltd.	1,374,839	738,839
	Jamna Auto Industries Ltd.	1,010,077	1,322,544
	JB Chemicals & Pharmaceuticals Ltd.	252,815	5,642,520
	JBM Auto Ltd.	8,995	72,321
	Jindal Poly Films Ltd.	171,259	2,172,555
	Jindal Saw Ltd.	1,026,771	1,571,493
*	Jindal Stainless Hisar Ltd.	727,075	3,262,025

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Jindal Stainless Ltd.	782,580	$2,020,028
*	Jindal Steel & Power Ltd.	2,995,135	16,732,150
	JK Cement Ltd.	178,955	7,977,495
	JK Lakshmi Cement Ltd.	284,454	2,349,839
	JK Paper Ltd.	613,135	1,850,275
	JK Tyre & Industries Ltd.	678,743	1,316,049
	JM Financial Ltd.	2,628,614	3,124,198
	JMC Projects India Ltd.	147,386	215,117
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	36,010	999,342
	JSW Energy Ltd.	3,535,538	16,233,775
	JSW Steel Ltd.	4,421,976	39,803,731
	JTEKT India Ltd.	193,031	254,660
	Jubilant Foodworks Ltd.	339,538	16,811,742
	Jubilant Ingrevia Ltd.	925,628	8,287,875
	Jubilant Pharmova Ltd.	918,500	7,309,678
*	Just Dial Ltd.	38,838	415,530
	Jyothy Labs Ltd.	644,269	1,350,518
	Kajaria Ceramics Ltd.	649,360	10,620,130
	Kalpataru Power Transmission Ltd.	546,884	3,061,302
	Kalyani Steels Ltd.	151,470	748,027
	Kansai Nerolac Paints Ltd.	527,420	3,847,216
	Karnataka Bank Ltd.	995,433	906,202
	Karur Vysya Bank Ltd.	2,326,335	1,526,478
	Kaveri Seed Co. Ltd.	231,361	1,619,537
	KCP Ltd.	302,340	532,500
	KEC International Ltd.	735,307	4,728,188
	KEI Industries Ltd.	435,316	5,334,007
	Kennametal India Ltd.	2,198	40,690
*	Kesoram Industries Ltd.	169,043	143,941
*	Kesoram Industries Ltd.	82,053	40,379
	Kiri Industries Ltd.	92,851	602,708
	Kirloskar Brothers Ltd.	29,941	159,598
	Kirloskar Ferrous Industries Ltd.	77,532	244,551
	Kirloskar Oil Engines Ltd.	198,673	540,588
	KNR Constructions Ltd.	769,315	2,885,570
*	Kolte-Patil Developers Ltd.	127,603	528,064
	Kotak Mahindra Bank Ltd.	1,540,880	42,138,890
	KPIT Technologies Ltd.	1,650,021	6,813,597
	KPR Mill Ltd.	556,045	3,362,219
	KRBL Ltd.	468,927	1,773,071
	KSB Ltd.	29,756	525,827
*	L&T Finance Holdings Ltd.	4,580,879	5,056,739
Ω	L&T Technology Services Ltd.	13,397	848,144
	LA Opala RG Ltd.	116,822	456,789
	Lakshmi Machine Works Ltd.	19,161	2,242,481
*††	Lanco Infratech Ltd.	978,499	736
Ω	Larsen & Toubro Infotech Ltd.	178,712	16,078,292
	Larsen & Toubro Ltd.	1,736,317	41,348,068
Ω	Laurus Labs Ltd.	452,299	3,126,026
*Ω	Lemon Tree Hotels Ltd.	312,518	228,148
	LG Balakrishnan & Bros Ltd.	62,671	422,503
	LIC Housing Finance Ltd.	2,368,034	12,911,325
	Linde India Ltd.	59,936	1,845,002
	LT Foods Ltd.	884,976	825,295
	Lumax Auto Technologies Ltd.	19,627	34,158
	Lumax Industries Ltd.	11,696	211,536
	Lupin Ltd.	1,206,863	14,985,169
	LUX Industries Ltd.	54,659	2,610,908
	Mahanagar Gas Ltd.	160,796	2,157,497

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Maharashtra Scooters Ltd.	8,369	$495,980
	Maharashtra Seamless Ltd.	186,902	1,223,547
	Mahindra & Mahindra Financial Services Ltd.	4,427,304	10,703,350
	Mahindra & Mahindra Ltd.	2,371,491	28,121,305
*	Mahindra CIE Automotive Ltd.	639,766	2,304,301
*	Mahindra Holidays & Resorts India Ltd.	514,804	1,577,082
*	Mahindra Lifespace Developers Ltd.	468,378	1,710,180
Ω	Mahindra Logistics Ltd.	44,048	379,670
	Maithan Alloys Ltd.	21,301	301,773
	Man Infraconstruction Ltd.	74,442	123,163
	Manappuram Finance Ltd.	1,996,034	5,560,863
	Mangalam Cement Ltd.	15,404	86,757
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	589,672
	Marico Ltd.	1,900,442	14,426,062
	Marksans Pharma Ltd.	1,846,538	1,631,715
	Maruti Suzuki India Ltd.	191,084	19,065,421
Ω	MAS Financial Services Ltd.	7,234	73,351
	Mastek Ltd.	67,207	2,502,306
*	Max Financial Services Ltd.	399,235	5,186,096
*	Max Healthcare Institute Ltd.	831,397	3,683,627
*	Max India Ltd.	80,597	81,455
*	Max Ventures & Industries Ltd.	8,113	13,979
	Mayur Uniquoters Ltd.	124,042	715,579
*	Meghmani Finechem Ltd.	95,151	1,122,016
	Meghmani Organics Ltd.	1,012,240	1,476,835
Ω	Metropolis Healthcare Ltd.	32,720	1,294,709
	Minda Corp. Ltd.	141,105	296,143
	Minda Industries Ltd.	549,879	5,756,987
	Mindtree Ltd.	220,637	13,342,058
Ω	Mishra Dhatu Nigam Ltd.	23,839	58,873
	MM Forgings Ltd.	4,740	54,128
	MOIL Ltd.	552,805	1,153,822
	Monte Carlo Fashions Ltd.	14,948	77,680
*	Morepen Laboratories Ltd.	1,688,877	1,139,695
	Motherson Sumi Systems Ltd.	5,083,615	15,288,770
	Motilal Oswal Financial Services Ltd.	221,926	2,714,639
	Mphasis Ltd.	601,664	26,088,999
	MRF Ltd.	7,480	7,743,516
	Mukand Ltd.	20,974	36,879
	Multi Commodity Exchange of India Ltd.	26,418	601,173
	Muthoot Finance Ltd.	861,276	16,984,085
	Nahar Spinning Mills Ltd.	10,300	70,558
	Natco Pharma Ltd.	536,930	5,940,527
	National Aluminium Co. Ltd.	5,067,263	6,583,279
	Nava Bharat Ventures Ltd.	423,822	651,728
	Navin Fluorine International Ltd.	109,721	4,900,177
	Navneet Education Ltd.	598,351	844,331
	NBCC India Ltd.	2,400,380	1,438,909
	NCC Ltd.	2,028,261	1,938,427
	NCL Industries Ltd.	24,943	82,317
	NELCO Ltd.	6,814	68,035
	Neogen Chemicals Ltd.	10,661	169,966
	NESCO Ltd.	145,938	1,191,608
	Nestle India Ltd.	77,791	19,729,351
	Neuland Laboratories Ltd.	4,725	105,410
	NHPC Ltd.	9,576,925	3,955,815
	NIIT Ltd.	702,179	2,809,030
	Nilkamal Ltd.	46,233	1,466,613
	NLC India Ltd.	749,864	640,492

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NMDC Ltd.	868,668	$1,664,802
	NOCIL Ltd.	433,226	1,550,024
	Novartis India Ltd.	5,127	50,936
	NRB Bearings Ltd.	249,044	429,026
	NTPC Ltd.	7,328,951	13,056,161
	Nucleus Software Exports Ltd.	54,990	427,489
*	Oberoi Realty Ltd.	536,163	6,524,968
	Oil & Natural Gas Corp. Ltd.	5,479,541	10,973,432
	Oil India Ltd.	1,073,382	3,221,124
*	Olectra Greentech Ltd.	55,373	419,882
*	Omaxe Ltd.	387,726	383,901
	OnMobile Global Ltd.	52,621	78,873
	Oracle Financial Services Software Ltd.	97,096	5,723,736
	Orient Cement Ltd.	615,101	1,337,022
	Orient Electric Ltd.	296,391	1,371,575
	Orient Paper & Industries Ltd.	118,928	48,873
	Oriental Aromatics Ltd.	7,010	72,891
	Oriental Carbon & Chemicals Ltd.	7,350	101,314
	Page Industries Ltd.	27,048	13,618,256
	Paisalo Digital Ltd.	23,475	294,054
	Panama Petrochem Ltd.	40,948	146,354
Ω	Parag Milk Foods Ltd.	111,095	200,767
*	Patel Engineering Ltd.	246,128	79,153
*	PC Jeweller Ltd.	205,825	75,853
	Persistent Systems Ltd.	349,203	18,342,194
	Petronet LNG Ltd.	4,120,923	12,675,512
	Pfizer Ltd.	47,057	3,169,625
	Phillips Carbon Black Ltd.	610,099	1,798,230
	Phoenix Mills Ltd.	346,738	4,435,350
	PI Industries Ltd.	459,114	18,419,251
	Pidilite Industries Ltd.	359,576	11,172,113
	Piramal Enterprises Ltd.	339,839	11,860,611
*Ω	PNB Housing Finance Ltd.	158,265	1,024,165
	PNC Infratech Ltd.	201,255	874,765
	Poly Medicure Ltd.	71,042	882,692
	Polyplex Corp. Ltd.	86,213	1,948,188
*	Poonawalla Fincorp Ltd.	327,620	729,671
	Power Finance Corp. Ltd.	5,937,268	10,573,925
	Power Grid Corp. of India Ltd.	6,976,988	17,342,923
*	Power Mech Projects Ltd.	7,569	99,821
	Praj Industries Ltd.	355,506	1,588,087
*	Prakash Industries Ltd.	462,602	404,460
Ω	Prataap Snacks Ltd.	8,915	81,738
	Prestige Estates Projects Ltd.	899,952	5,160,598
*	Pricol Ltd.	116,107	150,904
	Prince Pipes & Fittings Ltd.	31,590	309,067
*	Prism Johnson Ltd.	551,024	885,079
	Privi Speciality Chemicals Ltd.	11,876	255,377
	Procter & Gamble Health Ltd.	43,074	3,145,900
	Procter & Gamble Hygiene & Health Care Ltd.	29,503	5,699,831
	PSP Projects Ltd.	16,559	113,900
*	PTC India Financial Services Ltd.	960,779	249,177
	PTC India Ltd.	1,768,017	3,006,890
*	Punjab & Sind Bank	38,022	9,090
*	Punjab National Bank	6,692,535	3,782,493
*	Puravankara Ltd.	35,350	59,657
*	PVR Ltd.	267,313	6,021,315
Ω	Quess Corp. Ltd.	144,894	1,677,461
Ω	Quick Heal Technologies Ltd.	22,235	66,296

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Radico Khaitan Ltd.	431,768	$6,482,294
	Rain Industries Ltd.	999,542	3,048,900
	Rajesh Exports Ltd.	567,703	4,842,433
	Rallis India Ltd.	460,368	1,631,330
	Ramco Cements Ltd.	451,283	6,449,366
	Ramco Industries Ltd.	176,550	668,295
*	Ramco Systems Ltd.	2,597	14,429
	Ramkrishna Forgings Ltd.	1,542	22,514
*	Rane Holdings Ltd.	5,749	46,255
	Rashtriya Chemicals & Fertilizers Ltd.	1,165,470	1,199,248
	Ratnamani Metals & Tubes Ltd.	47,212	1,356,116
*	Raymond Ltd.	228,339	1,392,176
*Ω	RBL Bank Ltd.	854,571	2,073,294
	REC Ltd.	6,402,151	12,819,327
	Redington India Ltd.	3,579,582	6,935,831
	Relaxo Footwears Ltd.	195,875	3,485,836
	Reliance Industrial Infrastructure Ltd.	10,929	94,719
	Reliance Industries Ltd.	8,205,897	278,880,128
*	Reliance Power Ltd.	4,780,881	905,372
	Repco Home Finance Ltd.	293,077	1,055,794
	Rhi Magnesita India Ltd.	200,046	926,351
	Rico Auto Industries Ltd.	80,432	46,229
	RITES Ltd.	31,826	120,158
*	RPSG Ventures Ltd.	7,345	76,348
*	Sadbhav Engineering Ltd.	280,892	180,638
	Sagar Cements Ltd.	27,677	104,482
	Sandhar Technologies Ltd.	19,269	69,643
*	Sanghi Industries Ltd.	83,396	74,087
	Sanofi India Ltd.	44,520	4,951,709
	Sarda Energy & Minerals Ltd.	6,801	75,476
	Saregama India Ltd.	17,047	925,678
	Savita Oil Technologies Ltd.	4,984	92,246
*	SBI Cards & Payment Services Ltd.	107,016	1,524,947
Ω	SBI Life Insurance Co. Ltd.	331,776	5,081,633
	Schaeffler India Ltd.	29,083	2,868,058
*	Schneider Electric Infrastructure Ltd.	110,399	156,657
	SEAMEC Ltd.	1,094	17,275
	Sequent Scientific Ltd.	324,117	828,157
	Seshasayee Paper & Boards Ltd.	3,105	7,287
Ω	SH Kelkar & Co. Ltd.	122,512	259,704
	Shakti Pumps India Ltd.	5,875	50,575
*	Shankara Building Products Ltd.	20,286	148,713
	Sharda Cropchem Ltd.	138,958	572,799
	Sharda Motor Industries Ltd.	5,849	46,202
*	Sheela Foam Ltd.	3,376	111,819
	Shilpa Medicare Ltd.	62,597	491,670
	Shipping Corp. of India Ltd.	1,001,880	1,714,343
*	Shoppers Stop Ltd.	101,117	469,575
	Shree Cement Ltd.	31,611	12,087,184
*	Shree Renuka Sugars Ltd.	1,169,358	424,874
	Shriram City Union Finance Ltd.	38,758	1,121,074
	Shriram Transport Finance Co. Ltd.	998,528	19,404,589
	Siemens Ltd.	131,632	3,870,286
*	SIS Ltd.	40,665	253,872
	Siyaram Silk Mills Ltd.	10,204	63,462
	SKF India Ltd.	92,673	4,123,467
*	Snowman Logistics Ltd.	47,354	26,017
	Sobha Ltd.	444,570	4,577,904
	Solar Industries India Ltd.	125,721	4,184,255

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Solara Active Pharma Sciences Ltd.	61,497	$1,025,341
	Somany Ceramics Ltd.	24,267	248,337
	Somany Home Innovation Ltd.	241,203	1,445,880
	Sonata Software Ltd.	320,530	3,612,332
*	South Indian Bank Ltd.	5,524,640	695,783
*	Spandana Sphoorty Financial Ltd.	3,005	20,566
*	SpiceJet Ltd.	327,665	310,463
	SRF Ltd.	813,235	23,092,216
	Srikalahasthi Pipes Ltd.	81,329	209,876
*	Star Cement Ltd.	91,304	122,805
	State Bank of India	2,905,882	19,623,077
	State Bank of India, GDR	13,057	882,604
	State Bank of India, GDR	1,550	104,780
	Steel Authority of India Ltd.	5,353,246	8,282,089
*	Sterling & Wilson Solar Ltd.	85,019	494,138
	Sterlite Technologies Ltd.	1,116,079	4,112,248
	Strides Pharma Science Ltd.	445,300	3,187,346
	Subros Ltd.	137,995	672,400
	Sudarshan Chemical Industries	168,739	1,295,576
	Sumitomo Chemical India Ltd.	62,781	317,727
	Sun Pharmaceutical Industries Ltd.	1,797,164	19,134,350
	Sun TV Network Ltd.	771,242	5,783,629
	Sundaram Finance Holdings Ltd.	135,063	140,355
	Sundaram Finance Ltd.	113,920	3,661,036
	Sundaram-Clayton Ltd.	6,385	327,915
	Sundram Fasteners Ltd.	628,028	7,019,682
	Sunteck Realty Ltd.	383,456	2,350,234
	Suprajit Engineering Ltd.	263,993	1,216,290
	Supreme Industries Ltd.	358,712	11,307,417
	Supreme Petrochem Ltd.	230,846	1,951,182
	Surya Roshni Ltd.	124,490	1,016,251
	Sutlej Textiles & Industries Ltd.	76,203	70,501
	Suven Pharmaceuticals Ltd.	942,395	6,392,459
*	Suvidhaa Infoserve Ltd.	213,135	35,685
	Swan Energy Ltd.	39,795	67,706
	Swaraj Engines Ltd.	24,102	557,911
	Symphony Ltd.	75,246	1,044,478
*Ω	Syngene International Ltd.	512,657	3,720,698
*	TAKE Solutions Ltd.	52,692	33,770
	Tamil Nadu Newsprint & Papers Ltd.	26,758	46,955
	Tamilnadu Petroproducts Ltd.	62,393	102,048
	Tanla Platforms Ltd.	14,826	242,746
*	TARC Ltd.	261,467	153,000
	Tasty Bite Eatables Ltd.	869	191,659
	Tata Chemicals Ltd.	902,986	10,911,979
	Tata Coffee Ltd.	160,096	447,640
	Tata Communications Ltd.	591,422	10,351,299
	Tata Consultancy Services Ltd.	2,369,939	107,922,513
	Tata Consumer Products Ltd.	2,274,586	24,725,893
	Tata Elxsi Ltd.	129,291	10,152,356
	Tata Metaliks Ltd.	101,490	1,298,699
*	Tata Motors Ltd.	6,741,020	43,432,303
	Tata Power Co. Ltd.	6,320,193	18,290,313
*	Tata Steel BSL Ltd.	884,764	1,024,131
	Tata Steel Long Products Ltd.	66,703	755,381
	Tata Steel Ltd.	1,803,244	31,833,736
	TCI Express Ltd.	90,105	2,195,308
*Ω	TCNS Clothing Co. Ltd.	8,176	82,177
	TD Power Systems Ltd.	2,649	11,907

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tech Mahindra Ltd.	1,966,568	$38,983,029
	Techno Electric & Engineering Co. Ltd.	251,349	881,723
*Ω	Tejas Networks Ltd.	16,006	93,031
	Texmaco Rail & Engineering Ltd.	172,937	74,669
	Thermax Ltd.	150,123	2,790,751
	Thirumalai Chemicals Ltd.	82,675	294,473
*	Thomas Cook India Ltd.	249,775	237,794
Ω	Thyrocare Technologies Ltd.	64,929	995,111
	Tide Water Oil Co. India Ltd.	36,684	806,617
	Time Technoplast Ltd.	537,214	500,310
	Timken India Ltd.	146,450	3,533,631
	Tinplate Co. of India Ltd.	260,375	1,018,439
*	Titagarh Wagons Ltd.	63,357	80,023
	Titan Co. Ltd.	751,821	24,103,839
	Torrent Pharmaceuticals Ltd.	230,556	8,848,150
	Torrent Power Ltd.	935,601	6,272,821
	Tourism Finance Corp. of India Ltd.	54,076	47,879
	Transport Corp. of India Ltd.	286,340	2,410,631
	Trent Ltd.	15,007	202,628
	Trident Ltd.	10,870,478	5,535,749
	Triveni Engineering & Industries Ltd.	664,707	1,690,157
	Triveni Turbine Ltd.	637,300	1,651,491
	TTK Prestige Ltd.	23,062	3,371,444
	Tube Investments of India Ltd.	474,384	8,866,063
	TV Today Network Ltd.	198,880	831,881
*	TV18 Broadcast Ltd.	3,452,072	1,925,516
	TVS Motor Co. Ltd.	22,411	198,773
	TVS Srichakra Ltd.	21,948	677,487
*	UCO Bank	2,841,300	550,535
	Uflex Ltd.	269,534	2,042,727
	UltraTech Cement Ltd.	276,207	28,249,285
	Unichem Laboratories Ltd.	252,488	807,524
*	Union Bank of India	3,029,954	1,878,529
	United Breweries Ltd.	123,822	2,738,220
*	United Spirits Ltd.	859,065	10,947,878
	UPL Ltd.	3,236,724	32,317,929
*	Usha Martin Ltd.	336,505	396,791
*	VA Tech Wabag Ltd.	183,940	784,368
	Vaibhav Global Ltd.	177,074	1,363,302
	Vakrangee Ltd.	2,593,048	1,281,574
Ω	Valiant Organics Ltd.	4,998	88,332
	Vardhman Textiles Ltd.	149,839	3,906,496
*Ω	Varroc Engineering Ltd.	18,197	71,633
	Varun Beverages Ltd.	75,633	858,834
#	Vedanta Ltd.	818,223	3,328,657
	Venky’s India Ltd.	33,932	1,244,506
	Vesuvius India Ltd.	13,744	197,589
	V-Guard Industries Ltd.	702,178	2,403,375
	Vinati Organics Ltd.	169,999	4,322,723
	Vindhya Telelinks Ltd.	16,406	246,051
	Visaka Industries Ltd.	9,855	78,583
*	V-Mart Retail Ltd.	46,673	2,523,615
*	Vodafone Idea Ltd.	35,768,084	4,531,882
	Voltamp Transformers Ltd.	3,662	73,469
	Voltas Ltd.	50,531	812,546
	VRL Logistics Ltd.	259,158	1,299,668
	VST Industries Ltd.	28,150	1,245,807
	VST Tillers Tractors Ltd.	12,369	480,012
	WABCO India Ltd.	596	58,638

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Welspun Corp. Ltd.	800,182	$1,436,895
	Welspun Enterprises Ltd.	452,976	595,317
	Welspun India Ltd.	3,072,052	5,698,434
	West Coast Paper Mills Ltd.	227,970	766,554
	Wheels India Ltd.	13,147	124,367
	Whirlpool of India Ltd.	120,592	3,575,201
	Wipro Ltd.	5,748,166	49,834,211
*	Wockhardt Ltd.	234,074	1,335,721
*	Wonderla Holidays Ltd.	26,595	82,491
*	Yes Bank Ltd.	12,651,241	2,161,762
	Zee Entertainment Enterprises Ltd.	3,106,429	12,545,178
	Zensar Technologies Ltd.	607,569	3,769,503
	Zydus Wellness Ltd.	45,134	1,235,979

TOTAL INDIA			4,005,879,172

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	42,774,800	4,262,788
	Adaro Energy Tbk PT	98,679,800	11,689,019
*	Adhi Karya Persero Tbk PT	9,864,579	732,235
*	Adi Sarana Armada Tbk PT	6,637,800	1,488,965
*	Agung Podomoro Land Tbk PT	20,091,100	195,849
*	Agung Semesta Sejahtera Tbk PT	29,109,300	102,733
	AKR Corporindo Tbk PT	11,742,800	3,543,022
*	Alam Sutera Realty Tbk PT	75,622,400	972,824
	Aneka Tambang Tbk	27,503,519	4,551,580
	Arwana Citramulia Tbk PT	18,995,100	1,158,870
*	Asahimas Flat Glass Tbk PT	476,500	122,745
	Ashmore Asset Management Indonesia Tbk PT	606,300	161,072
	Astra Agro Lestari Tbk PT	2,280,222	1,728,995
	Astra International Tbk PT	38,793,800	16,522,766
	Astra Otoparts Tbk PT	2,566,500	204,851
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	83,259
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	25,184
*††	Bakrie Telecom Tbk PT	35,294,139	23,355
*	Bank Artha Graha Internasional Tbk PT	17,340,400	167,309
	Bank BTPN Syariah Tbk PT	2,498,500	671,933
*	Bank Bukopin Tbk PT	51,749,340	1,565,903
*	Bank Capital Indonesia Tbk PT	19,829,200	424,543
	Bank Central Asia Tbk PT	112,444,000	59,457,835
*	Bank China Construction Bank Indonesia Tbk PT	11,875,600	108,273
	Bank Danamon Indonesia Tbk PT	12,730,654	2,419,969
*	Bank Ina Perdana PT	2,332,500	654,016
*	Bank Jago Tbk PT	3,263,400	3,571,333
	Bank Mandiri Persero Tbk PT	36,959,036	18,685,444
*	Bank Mayapada International Tbk PT	1,574,500	86,683
	Bank Maybank Indonesia Tbk PT	5,212,400	123,608
*	Bank Nationalnobu Tbk PT	421,000	28,652
	Bank Negara Indonesia Persero Tbk PT	14,920,930	7,378,741
*	Bank Pan Indonesia Tbk PT	35,271,800	1,965,683
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	22,818,900	2,296,078
	Bank Pembangunan Daerah Jawa Timur Tbk PT	29,007,800	1,597,797
*	Bank Rakyat Indonesia Agroniaga Tbk PT	2,050,600	305,468
	Bank Rakyat Indonesia Persero Tbk PT	156,649,859	47,023,725
*	Bank Syariah Indonesia Tbk PT	284,100	42,321
*	Bank Tabungan Negara Persero Tbk PT	31,997,235	4,024,608
	Barito Pacific Tbk PT	185,949,800	12,303,700
	Bayan Resources Tbk PT	930,300	1,704,356
*	Bekasi Fajar Industrial Estate Tbk PT	27,359,100	250,989
	BFI Finance Indonesia Tbk PT	24,464,400	1,814,803

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bintang Oto Global Tbk PT	3,612,000	$383,692
	BISI International Tbk PT	10,592,012	762,064
	Blue Bird Tbk PT	1,089,000	113,855
*	Buana Lintas Lautan Tbk PT	50,534,600	914,121
	Bukit Asam Tbk PT	27,469,900	5,199,019
*	Bumi Serpong Damai Tbk PT	49,346,900	3,873,698
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	86,109
*	Capital Financial Indonesia Tbk PT	572,300	16,973
	Catur Sentosa Adiprana Tbk PT	864,200	33,829
*	Centratama Telekomunikasi Indonesia Tbk PT	7,105,500	161,664
	Charoen Pokphand Indonesia Tbk PT	26,224,860	11,499,637
Ω	Cikarang Listrindo Tbk PT	4,430,400	198,618
	Ciputra Development Tbk PT	97,463,915	7,402,530
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	1,800,726
*	City Retail Developments Tbk PT	11,633,200	129,045
*	Delta Dunia Makmur Tbk PT	35,657,100	745,252
	Dharma Satya Nusantara Tbk PT	4,973,500	203,448
*	DMS Propertindo Tbk PT	11,601,600	114,896
*	Eagle High Plantations Tbk PT	37,736,100	242,362
*	Elang Mahkota Teknologi Tbk PT	20,531,700	2,790,546
	Elnusa Tbk PT	26,813,400	575,589
	Erajaya Swasembada Tbk PT	61,364,600	2,820,226
*	FKS Food Sejahtera Tbk PT	29,524,039	459,038
	Gajah Tunggal Tbk PT	12,207,100	629,549
*††	Garuda Indonesia Persero Tbk PT	15,382,253	180,776
	Garudafood Putra Putri Jaya Tbk PT	6,068,500	216,307
	Gudang Garam Tbk PT	2,833,200	6,711,825
*††	Hanson International Tbk PT	637,185,300	421,642
	Harum Energy Tbk PT	3,182,700	1,716,106
	Hexindo Adiperkasa Tbk PT	670,556	191,634
	Impack Pratama Industri Tbk PT	589,200	93,156
	Indah Kiat Pulp & Paper Tbk PT	17,317,000	10,361,745
*	Indika Energy Tbk PT	10,578,100	1,329,927
	Indo Tambangraya Megah Tbk PT	2,828,900	4,312,616
	Indocement Tunggal Prakarsa Tbk PT	4,664,700	3,894,074
*	Indofarma Persero Tbk PT	552,200	91,256
	Indofood CBP Sukses Makmur Tbk PT	7,357,500	4,567,830
	Indofood Sukses Makmur Tbk PT	31,320,600	14,058,753
	Indomobil Sukses Internasional Tbk PT	351,200	24,856
*	Indosat Tbk PT	6,579,800	3,214,850
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	27,104,588	1,616,502
††	Inovisi Infracom Tbk PT	2,876,678	0
	Integra Indocabinet Tbk PT	4,662,100	270,103
*††	Inti Agri Resources Tbk PT	10,879,700	7,199
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	24,134
*	Intiland Development Tbk PT	49,156,200	601,473
	Japfa Comfeed Indonesia Tbk PT	38,665,600	4,722,978
*	Jasa Marga Persero Tbk PT	9,986,458	2,964,374
	Jaya Real Property Tbk PT	5,813,800	203,828
	Kalbe Farma Tbk PT	75,257,600	8,499,335
*	Kapuas Prima Coal Tbk PT	37,262,800	334,224
*	Kawasan Industri Jababeka Tbk PT	148,103,245	1,653,472
*	KMI Wire & Cable Tbk PT	28,325,800	587,799
*	Krakatau Steel Persero Tbk PT	21,456,137	796,243
*	Kresna Graha Investama Tbk PT	48,561,400	363,909
	Link Net Tbk PT	5,174,800	1,420,685
	Lippo Cikarang Tbk PT	18,413,705	1,309,010
*	Lippo Karawaci Tbk PT	371,372,962	3,884,547
*	M Cash Integrasi PT	19,900	16,788

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Malindo Feedmill Tbk PT	5,480,200	$292,298
*	Map Aktif Adiperkasa PT	733,300	168,434
*	Matahari Department Store Tbk PT	1,474,500	317,596
	Mayora Indah Tbk PT	26,179,825	4,339,289
*	Medco Energi Internasional Tbk PT	69,082,660	2,776,224
	Media Nusantara Citra Tbk PT	45,144,093	2,871,451
	Medikaloka Hermina Tbk PT	7,134,800	591,627
*	Mega Manunggal Property Tbk PT	340,200	13,812
*	Merdeka Copper Gold Tbk PT	7,982,400	1,780,789
	Metrodata Electronics Tbk PT	4,950,100	1,288,941
	Metropolitan Kentjana Tbk PT	11,400	20,519
*	Mitra Adiperkasa Tbk PT	77,294,600	4,806,017
	Mitra Keluarga Karyasehat Tbk PT	10,133,600	1,631,180
	Mitra Pinasthika Mustika Tbk PT	3,165,700	168,135
*	MNC Investama Tbk PT	161,176,800	714,994
*	MNC Kapital Indonesia Tbk PT	12,947,600	94,136
*	MNC Land Tbk PT	43,359,000	312,259
*	MNC Sky Vision Tbk PT	1,859,200	47,176
	MNC Studios International Tbk PT	4,387,500	154,922
*	MNC Vision Networks Tbk PT	22,330,100	381,564
*††	Modernland Realty Tbk PT	9,037,600	6,100
*	Multipolar Tbk PT	13,669,700	389,779
*	NFC Indonesia Tbk PT	130,200	93,556
	Nippon Indosari Corpindo Tbk PT	19,975,189	1,888,283
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,202,800	3,066,147
*	Pacific Strategic Financial Tbk PT	7,904,100	541,089
*	Pakuwon Jati Tbk PT	86,436,800	3,059,128
*	Pan Brothers Tbk PT	13,859,400	130,320
*	Panin Financial Tbk PT	176,276,700	2,271,109
*	Paninvest Tbk PT	5,860,000	285,045
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	53,833
*	Perusahaan Gas Negara Tbk PT	41,694,900	4,446,977
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,458,900	2,310,881
*	Pollux Properti Indonesia Tbk PT	1,472,400	343,294
*††	Pool Advista Indonesia Tbk PT	8,941,700	5,917
*	PP Persero Tbk PT	20,108,290	1,714,433
	Puradelta Lestari Tbk PT	35,961,800	569,548
*	Ramayana Lestari Sentosa Tbk PT	16,616,700	868,013
*††	Rimo International Lestari Tbk PT	151,291,900	100,114
	Salim Ivomas Pratama Tbk PT	30,001,600	1,020,640
*	Sampoerna Agro Tbk PT	5,071,559	798,741
	Samudera Indonesia Tbk PT	5,626,800	284,296
*	Sarana Meditama Metropolitan Tbk PT	2,165,000	74,506
	Sarana Menara Nusantara Tbk PT	33,652,100	2,758,261
	Sariguna Primatirta Tbk PT	4,137,000	133,141
	Sawit Sumbermas Sarana Tbk PT	29,172,500	2,350,829
††	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,171,900	1,815,142
*	Semen Baturaja Persero Tbk PT	10,076,700	540,586
	Semen Indonesia Persero Tbk PT	12,065,700	7,753,190
*	Sentul City Tbk PT	138,840,800	607,378
	Siloam International Hospitals Tbk PT	2,177,725	1,321,933
*	Sinar Mas Multiartha Tbk PT	278,500	216,262
*	Smartfren Telecom Tbk PT	136,028,400	1,038,688
*††	Sri Rejeki Isman Tbk PT	96,691,300	747,323
	Steel Pipe Industry of Indonesia PT	4,907,300	121,235
*††	Sugih Energy Tbk PT	58,447,900	38,676
	Sumber Alfaria Trijaya Tbk PT	3,943,000	333,187
*	Summarecon Agung Tbk PT	48,769,347	3,155,747

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Surya Citra Media Tbk PT	174,702,500	$5,182,503
*	Surya Esa Perkasa Tbk PT	19,638,700	462,852
*	Surya Semesta Internusa Tbk PT	31,382,200	1,104,654
††	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	14,778,380
#	Telkom Indonesia Persero Tbk PT, Sponsored ADR	652,692	17,159,273
	Tempo Scan Pacific Tbk PT	1,125,500	116,802
*	Timah Tbk PT	10,277,867	1,155,522
*††	Tiphone Mobile Indonesia Tbk PT	17,703,800	28,350
	Tower Bersama Infrastructure Tbk PT	37,039,000	7,693,570
*††	Trada Alam Minera Tbk PT	173,119,000	114,557
*	Transcoal Pacific Tbk PT	1,128,400	688,962
	Trias Sentosa Tbk PT	3,690,500	152,220
	Tunas Baru Lampung Tbk PT	23,143,100	1,412,588
	Tunas Ridean Tbk PT	8,038,500	710,106
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,935,200	1,258,969
	Unilever Indonesia Tbk PT	20,003,200	6,244,107
	United Tractors Tbk PT	11,208,146	18,644,865
	Vale Indonesia Tbk PT	10,244,250	3,510,857
*	Waskita Beton Precast Tbk PT	60,429,800	661,589
*	Waskita Karya Persero Tbk PT	22,166,451	1,441,126
	Wijaya Karya Beton Tbk PT	27,462,600	527,420
*	Wijaya Karya Persero Tbk PT	18,630,322	1,641,185
	XL Axiata Tbk PT	25,179,100	5,482,822

TOTAL INDONESIA			498,262,293

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	812,563
#	Aeon Co. M Bhd	2,769,500	989,117
#	AEON Credit Service M Bhd	814,240	2,753,374
	AFFIN Bank Bhd	3,840,544	1,578,698
	Ajinomoto Malaysia Bhd	32,600	126,824
#	Alliance Bank Malaysia Bhd	7,371,700	4,894,186
	Allianz Malaysia Bhd	34,500	109,823
*	AMMB Holdings Bhd	7,853,750	6,373,423
	Astro Malaysia Holdings Bhd	2,964,100	713,337
#	Axiata Group Bhd	10,654,735	10,181,069
	Batu Kawan Bhd	387,650	2,087,896
*	Berjaya Assets Bhd	1,232,400	74,665
#*	Berjaya Corp. Bhd	26,800,413	1,650,520
*	Berjaya Land Bhd	2,070,900	122,522
#	Berjaya Sports Toto Bhd	5,467,912	2,747,144
#*	Bermaz Auto Bhd	2,203,300	861,494
	BIMB Holdings Bhd	3,452,699	2,667,553
*	Borneo Oil Bhd	5,379,600	39,124
#*	Boustead Holdings Bhd	3,199,031	471,504
#	Boustead Plantations Bhd	1,584,700	273,927
#	British American Tobacco Malaysia Bhd	791,900	2,890,538
*	Bumi Armada Bhd	15,040,850	1,846,218
#	Bursa Malaysia Bhd	2,499,600	4,530,493
#	Cahya Mata Sarawak Bhd	3,814,000	1,319,708
#	Careplus Group Bhd	452,800	101,141
#	Carlsberg Brewery Malaysia Bhd, Class B	692,400	3,709,107
††	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,888,820	886,998
	CIMB Group Holdings Bhd	11,841,271	14,940,527
#	CSC Steel Holdings Bhd	894,700	287,152
#*	Cypark Resources Bhd	2,322,250	558,317
#	D&O Green Technologies Bhd	3,523,800	4,809,041

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Datasonic Group Bhd	4,961,500	$563,532
#*	Dayang Enterprise Holdings Bhd	3,102,763	736,142
#	Dialog Group Bhd	6,958,984	4,758,643
	DiGi.Com Bhd	8,927,120	9,135,973
#	DRB-Hicom Bhd	8,842,000	3,523,070
	Dufu Technology Corp. Bhd	33,400	35,866
#	Duopharma Biotech Bhd	219,733	89,750
	Dutch Lady Milk Industries Bhd	81,800	661,966
#	Eco World Development Group Bhd	4,320,400	1,065,372
#	Eco World International Bhd	504,300	59,689
#	Ekovest BHD	8,726,750	874,030
#	Fraser & Neave Holdings Bhd	240,000	1,570,981
	Frontken Corp. Bhd	4,531,300	4,181,122
	Gadang Holdings Bhd	2,815,700	282,498
*	Gamuda Bhd	6,026,896	4,718,707
#	Gas Malaysia Bhd	568,700	372,193
	Genting Bhd	4,792,600	5,998,789
	Genting Malaysia Bhd	6,098,200	4,672,501
	Genting Plantations Bhd	783,600	1,381,778
#	George Kent Malaysia Bhd	2,239,687	378,954
#	Globetronics Technology Bhd	3,453,745	1,746,159
#	Guan Chong Bhd	780,000	570,673
#	Hai-O Enterprise Bhd	1,680,022	793,182
#	HAP Seng Consolidated Bhd	5,583,240	10,577,821
	Hartalega Holdings Bhd	4,044,100	5,732,752
#	Heineken Malaysia Bhd	664,300	3,690,513
#	Hengyuan Refining Co. Bhd	911,900	953,792
#	HeveaBoard Bhd	2,169,800	248,704
	Hiap Teck Venture Bhd	5,538,600	757,873
#	Hibiscus Petroleum Bhd	6,806,700	1,476,628
#	Hong Leong Bank Bhd	910,165	4,137,623
	Hong Leong Capital Bhd	15,200	29,876
	Hong Leong Financial Group Bhd	1,229,998	5,449,722
	Hong Leong Industries Bhd	506,400	1,116,462
*	HSS Engineers Bhd	510,200	70,867
	Hup Seng Industries Bhd	1,335,300	294,833
*	IGB Bhd	485,463	228,173
#	IHH Healthcare Bhd	1,860,600	2,937,226
#	IJM Corp. Bhd	16,017,026	7,171,551
	Inari Amertron Bhd	7,981,632	7,477,072
	Insas Bhd	4,413,602	1,089,101
#	IOI Corp. Bhd	3,710,277	3,520,998
	IOI Properties Group Bhd	5,497,519	1,701,930
#*	Iskandar Waterfront City Bhd	3,034,000	289,671
#*	JAKS Resources Bhd	11,187,660	1,257,173
#*	Jaya Tiasa Holdings Bhd	2,583,639	442,830
#	JHM Consolidation Bhd	1,188,900	570,366
*	Keck Seng Malaysia Bhd	338,000	316,918
	Kerjaya Prospek Group Bhd	1,627,887	535,037
#	Kim Loong Resources Bhd	794,260	309,020
#*	KNM Group Bhd	14,879,881	735,277
	Kobay Technology BHD	58,100	73,877
#	Kossan Rubber Industries	4,748,700	2,711,771
#	KPJ Healthcare Bhd	9,353,500	2,572,540
#	Kretam Holdings Bhd	3,844,900	504,867
#	Kuala Lumpur Kepong Bhd	611,030	3,192,933
	Kumpulan Fima BHD	709,900	359,943
	Land & General Bhd	13,569,120	392,541
#	LBS Bina Group Bhd	5,298,193	704,167

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Lii Hen Industries Bhd	653,000	$482,530
	Lingkaran Trans Kota Holdings Bhd	980,700	911,606
#Ω	Lotte Chemical Titan Holding Bhd	47,375	31,137
#	LPI Capital Bhd	463,340	1,577,565
#	Magni-Tech Industries Bhd	1,315,600	677,168
#	Magnum Bhd	3,897,562	2,032,259
#	Mah Sing Group Bhd	7,797,151	1,525,760
#	Malakoff Corp. Bhd	8,218,200	1,607,264
	Malayan Banking Bhd	9,660,738	18,791,799
#	Malayan Flour Mills Bhd	3,304,400	602,502
*	Malaysia Airports Holdings Bhd	5,066,345	7,923,702
#	Malaysia Building Society Bhd	11,467,167	1,774,611
	Malaysia Smelting Corp. Bhd	20,300	13,619
#	Malaysian Pacific Industries Bhd	556,925	6,423,445
#	Malaysian Resources Corp. Bhd	14,542,057	1,441,549
#	Matrix Concepts Holdings Bhd	4,158,837	2,158,550
#	Maxis Bhd	6,266,915	7,073,551
#	MBM Resources BHD	873,010	666,184
#	Mega First Corp. Bhd	2,700,200	2,349,611
	MISC Bhd	2,840,860	4,859,493
#	MKH Bhd	2,726,275	956,967
	MMC Corp. Bhd	2,756,100	1,317,637
#	MNRB Holdings Bhd	3,224,954	1,038,317
*	MPHB Capital Bhd	497,100	162,024
	Muda Holdings Bhd	967,800	645,402
	Muhibbah Engineering M Bhd	1,925,500	445,008
*	Mulpha International Bhd	406,040	247,907
	My EG Services Bhd	4,024,140	1,012,360
#	Nestle Malaysia Bhd	131,500	4,272,006
*	OCK Group Bhd	2,278,500	283,717
	Oriental Holdings BHD	870,840	1,122,919
#	OSK Holdings Bhd	7,997,767	1,740,328
#	Padini Holdings Bhd	2,519,900	1,911,269
	Panasonic Manufacturing Malaysia Bhd	84,700	613,992
	Pantech Group Holdings Bhd	355,631	50,259
#	Paramount Corp. Bhd	1,893,175	354,953
#	Pentamaster Corp. Bhd	2,696,895	3,495,147
#	Petron Malaysia Refining & Marketing Bhd	461,000	501,551
#	Petronas Chemicals Group Bhd	5,421,700	11,384,250
	Petronas Dagangan Bhd	972,000	4,779,493
#	Petronas Gas Bhd	1,826,308	7,389,011
#	PIE Industrial Bhd	191,000	178,402
#*	Pos Malaysia Bhd	795,900	141,185
#	Power Root Bhd	36,800	13,153
#	PPB Group Bhd	1,956,140	8,586,781
	Press Metal Aluminium Holdings Bhd	6,686,660	8,987,643
#	Public Bank Bhd	45,173,455	45,509,916
#	QL Resources Bhd	3,955,930	4,828,043
	Ranhill Utilities Bhd	691,148	105,127
	RHB Bank Bhd	5,854,281	7,899,130
	Sam Engineering & Equipment M Bhd	87,300	460,855
#*	Sapura Energy Bhd	40,752,188	986,732
#	Sarawak Oil Palms Bhd	937,991	871,018
	Scientex Bhd	4,862,784	5,477,828
	SEG International BHD	533,828	82,506
#	Serba Dinamik Holdings Bhd	8,429,610	712,476
*	Shangri-La Hotels Malaysia Bhd	382,300	323,879
	Sime Darby Bhd	10,357,087	5,684,645
#	Sime Darby Plantation Bhd	3,806,961	3,691,324

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Sime Darby Property Bhd	8,432,987	$1,477,925
#	SKP Resources Bhd	5,269,025	2,323,933
#	Solarvest Holdings Bhd	188,700	62,150
*	SP Setia Bhd Group	4,929,459	1,855,534
*††	Sumatec Resources Bhd	786,700	171
	Sunway Bhd	7,066,190	3,039,986
	Sunway Construction Group Bhd	1,648,519	653,023
#	Supermax Corp. Bhd	3,006,097	1,393,067
	Suria Capital Holdings Bhd	261,280	78,897
	Syarikat Takaful Malaysia Keluarga Bhd	2,780,075	2,666,515
#	Ta Ann Holdings Bhd	2,153,823	1,684,668
#	Taliworks Corp. Bhd	2,261,466	458,665
	Tan Chong Motor Holdings Bhd	864,500	246,236
#	TASCO Bhd	237,400	73,366
	Telekom Malaysia Bhd	3,001,102	4,195,055
	Tenaga Nasional Bhd	4,369,181	10,192,629
#	Thong Guan Industries Bhd	727,200	502,525
	TIME dotCom Bhd	4,991,280	5,446,024
#	Top Glove Corp. Bhd	10,812,260	7,100,200
*	Tropicana Corp. Bhd	5,238,632	1,277,486
	TSH Resources Bhd	2,642,550	747,803
*	Tune Protect Group Bhd	1,566,700	187,560
#	Uchi Technologies Bhd	1,820,940	1,385,864
*	UEM Edgenta Bhd	1,849,600	823,142
#*	UEM Sunrise Bhd	8,909,845	850,317
#	UMW Holdings Bhd	1,797,206	1,479,433
	United Malacca Bhd	218,650	272,131
#	United Plantations Bhd	353,200	1,208,722
	UOA Development Bhd	6,125,400	2,587,663
#	UWC BHD	113,900	169,435
*	Velesto Energy Bhd	16,911,192	652,500
	ViTrox Corp. Bhd	660,100	3,135,641
	VS Industry Bhd	216,600	82,772
*	WCT Holdings Bhd	4,188,440	628,432
	Wellcall Holdings Bhd	2,992,950	766,396
	Westports Holdings Bhd	3,606,700	3,894,581
	Yinson Holdings Bhd	2,731,600	3,862,071
	YNH Property Bhd	4,424,693	2,855,427
	YTL Corp. Bhd	27,104,395	4,126,623
#	YTL Power International Bhd	5,996,387	1,020,802

TOTAL MALAYSIA			473,866,456

MEXICO — (2.2%)
#*	ALEATICA SAB de CV	54,542	48,481
	Alfa SAB de CV, Class A	27,388,079	19,781,462
	Alpek SAB de CV	4,214,835	4,649,257
#*	Alsea SAB de CV	3,599,991	7,606,354
	America Movil SAB de CV	12,070,111	10,746,315
	America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	66,911,954
#	Arca Continental SAB de CV	1,188,713	7,235,167
#*	Axtel SAB de CV	9,236,294	2,130,969
Ω	Banco del Bajio SA	661,826	1,240,200
	Becle SAB de CV	764,160	1,744,488
#	Bolsa Mexicana de Valores SAB de CV	3,380,588	6,469,553
*	Cemex SAB de CV	1,380,264	890,320
*	Cemex SAB de CV, Sponsored ADR	3,597,536	23,132,158
	Coca-Cola Femsa SAB de CV, Sponsored ADR	105,938	5,694,167
	Coca-Cola Femsa SAB de CV	328,303	1,764,780
	Consorcio ARA SAB de CV	8,750,282	1,831,830

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	$4,892,575
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,003,438	1,819,426
	Corp Actinver SAB de CV, Class B	61,598	32,911
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	222,600	96,552
	Corp. Inmobiliaria Vesta SAB de CV	4,215,458	7,338,353
	Corp. Moctezuma SAB de CV	395,000	1,257,254
#*	Credito Real SAB de CV Sofom ER	1,447,481	738,224
	Cydsa SAB de CV	6,129	4,129
*	Dine SAB de CV	7,300	6,737
#	El Puerto de Liverpool SAB de CV, Class C1	609,496	2,707,029
*	Elementia Materiales SAB de CV	30,146	21,232
#*††	Empresas ICA SAB de CV	4,691,828	21,878
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	46,888
#	Fomento Economico Mexicano SAB de CV	27,460	226,170
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	193,230	15,881,574
*Ω	Fortaleza Materiales SAB de CV	30,146	22,696
#	GCC SAB de CV	901,787	6,653,461
#*	Genomma Lab Internacional SAB de CV, Class B	6,411,512	6,162,999
#*	Gentera SAB de CV	6,263,411	3,772,406
#	Gruma SAB de CV, Class B	1,162,084	13,604,308
#*	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	969,544	5,863,509
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	49,028	6,191,256
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,160,106	14,650,649
	Grupo Aeroportuario del Sureste SAB de CV, Class B	486,729	9,832,219
#	Grupo Bimbo SAB de CV, Class A	6,316,222	18,775,636
#	Grupo Carso SAB de CV	2,343,863	7,911,164
	Grupo Comercial Chedraui SA de CV	2,938,306	5,791,551
	Grupo Elektra SAB de CV	279,528	21,452,023
	Grupo Financiero Banorte SAB de CV, Class O	8,056,289	50,925,072
*	Grupo Financiero Inbursa SAB de CV, Class O	7,923,360	7,935,675
#*	Grupo GICSA SAB de CV	815,515	104,574
*	Grupo Gigante SAB de CV	41,000	51,678
#	Grupo Herdez SAB de CV	1,901,304	3,492,681
*	Grupo Hotelero Santa Fe SAB de CV	306,056	70,910
	Grupo Industrial Saltillo SAB de CV	277,199	402,577
*	Grupo KUO SAB de CV, Class B	271,325	598,251
#	Grupo Mexico SAB de CV, Class B	14,035,878	61,507,524
*	Grupo Pochteca SAB de CV	386,111	152,847
#	Grupo Rotoplas SAB de CV	352,107	487,251
*	Grupo Sanborns SAB de CV	611,992	713,416
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	137,847
#*	Grupo Simec SAB de CV, Class B	1,299,357	10,729,730
	Grupo Televisa SAB, Sponsored ADR	2,138,209	21,638,675
#	Grupo Televisa SAB	3,654,471	7,394,854
*Ω	Grupo Traxion SAB de CV	115,439	199,837
#*	Hoteles City Express SAB de CV	2,213,204	683,698
	Industrias Bachoco SAB de CV, Sponsored ADR	38,623	1,639,546
	Industrias Bachoco SAB de CV, Class B	1,487,230	5,237,956
*	Industrias CH SAB de CV, Class B	2,092,773	18,144,549
*	Industrias Penoles SAB de CV	857,706	10,949,208
#	Kimberly-Clark de Mexico SAB de CV, Class A	4,782,905	7,559,536
	La Comer SAB de CV	5,403,063	9,691,816
	Megacable Holdings SAB de CV	2,777,758	8,197,813
#*	Minera Frisco SAB de CV, Class A1	5,671,825	1,046,869
*Ω	Nemak SAB de CV	16,071,575	3,684,565
	Orbia Advance Corp. SAB de CV	8,110,671	21,194,584
#	Organizacion Cultiba SAB de CV	194,351	97,232
#*	Organizacion Soriana SAB de CV, Class B	3,347,298	4,064,623
	Promotora y Operadora de Infraestructura SAB de CV	1,099,469	8,098,624

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV, Class L	23,958	$114,030
#	Qualitas Controladora SAB de CV	1,140,080	5,258,500
#	Regional SAB de CV	2,224,192	11,607,110
#	Telesites SAB de CV	5,980,011	5,460,667
*	TV Azteca SAB de CV	878,968	45,682
#*	Unifin Financiera SAB de CV	1,197,372	1,849,448
	Vitro SAB de CV, Class A	421,013	488,742
#	Wal-Mart de Mexico SAB de CV	9,200,262	32,054,342

TOTAL MEXICO			641,364,803

NETHERLANDS — (0.1%)
	Prosus NV	201,392	17,726,005

PERU — (0.1%)
#*	Aenza SAA, Sponsored ADR	186,787	362,367
	Cementos Pacasmayo SAA, ADR	38,116	234,412
#*	Cia de Minas Buenaventura SAA, ADR	157,251	1,239,138
	Credicorp Ltd.	160,936	20,866,962
*	Fossal SAA, ADR	291	9,505

TOTAL PERU			22,712,384

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	507,700	103,773
	A Soriano Corp.	818,000	112,618
	Aboitiz Equity Ventures, Inc.	5,813,480	5,586,926
	Aboitiz Power Corp.	4,691,200	2,994,041
	AC Energy Corp.	11,015,620	2,685,229
††	ACR Mining Corp.	11,905	793
*	AgriNurture, Inc.	198,900	20,044
	Alliance Global Group, Inc.	28,081,794	5,803,025
	Alsons Consolidated Resources, Inc.	3,329,000	75,129
*	Apex Mining Co., Inc.	13,799,000	396,163
*	Apollo Global Capital, Inc.	23,390,000	43,046
*	Atlas Consolidated Mining & Development Corp.	3,077,500	384,742
	Ayala Corp.	521,280	8,932,557
	Ayala Land, Inc.	16,016,720	11,155,556
*	AyalaLand Logistics Holdings Corp.	1,894,500	218,044
	Bank of the Philippine Islands	3,332,336	5,749,369
	BDO Unibank, Inc.	5,514,443	13,572,189
*	Belle Corp.	28,836,700	801,232
*	Bloomberry Resorts Corp.	28,763,100	3,882,410
*	Cebu Air, Inc.	2,128,040	1,870,275
*	Cebu Holdings, Inc.	2,065,000	256,175
*Ω	CEMEX Holdings Philippines, Inc.	23,615,267	580,670
	Century Pacific Food, Inc.	5,370,650	3,014,672
	Century Properties Group, Inc.	1,153,062	10,510
*	Chelsea Logistics & Infrastructure Holdings Corp.	200,100	7,829
	China Banking Corp.	1,704,390	816,825
	COL Financial Group, Inc.	1,337,000	52,740
	Cosco Capital, Inc.	15,058,700	1,560,983
	D&L Industries, Inc.	17,913,600	2,997,827
	DMCI Holdings, Inc.	29,450,300	4,639,478
	DoubleDragon Properties Corp.	3,704,890	755,834
	Eagle Cement Corp.	436,200	124,871
*	East West Banking Corp.	5,879,550	1,103,354
*	EEI Corp.	2,997,700	388,110
	Emperador, Inc.	4,169,500	1,514,502
*	Empire East Land Holdings, Inc.	1,470,000	8,152

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Filinvest Development Corp.	267,400	$42,750
	Filinvest Land, Inc.	123,503,687	2,821,284
	First Philippine Holdings Corp.	2,595,920	3,832,909
	Global Ferronickel Holdings, Inc.	13,213,756	556,430
*	Global-Estate Resorts, Inc.	488,000	8,866
	Globe Telecom, Inc.	90,735	5,389,375
	GT Capital Holdings, Inc.	326,452	3,662,970
	Holcim Philippines, Inc.	155,100	18,037
*	Integrated Micro-Electronics, Inc.	5,987,440	1,054,954
	International Container Terminal Services, Inc.	3,237,782	11,559,444
	JG Summit Holdings, Inc.	7,450,686	8,897,523
	Jollibee Foods Corp.	1,346,617	6,284,612
	LT Group, Inc.	11,630,200	2,321,777
*	MacroAsia Corp.	1,574,396	161,108
	Manila Electric Co.	617,120	3,515,879
*	Manila Water Co., Inc.	10,346,400	5,433,292
*	Max’s Group, Inc.	1,368,500	195,942
*	Megawide Construction Corp.	5,708,370	691,261
	Megaworld Corp.	69,691,300	4,245,910
	Metro Pacific Investments Corp.	55,875,500	4,160,415
	Metropolitan Bank & Trust Co.	4,538,429	4,292,420
	Nickel Asia Corp.	21,346,340	2,323,833
*	Petron Corp.	21,583,000	1,654,049
	Philex Mining Corp.	3,068,950	317,212
*	Philippine National Bank	2,615,466	1,042,507
	Philippine Stock Exchange, Inc.	84,552	368,787
††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	583,005
*	Pilipinas Shell Petroleum Corp.	1,357,940	581,947
#	PLDT, Inc., Sponsored ADR	148,036	4,858,542
	PLDT, Inc.	305,790	9,989,124
	PNB Holdings Corp.	410,332	2,594
	Premium Leisure Corp.	25,386,000	219,384
	Puregold Price Club, Inc.	6,511,880	5,455,951
*	PXP Energy Corp.	2,088,200	272,983
	RFM Corp.	6,096,300	543,608
	Rizal Commercial Banking Corp.	2,919,464	1,117,575
	Robinsons Land Corp.	21,176,618	7,158,594
	Robinsons Retail Holdings, Inc.	2,024,350	2,498,780
	San Miguel Corp.	3,712,870	8,598,111
	San Miguel Food & Beverage, Inc.	606,460	913,754
	Security Bank Corp.	1,480,488	3,552,185
	Semirara Mining & Power Corp.	7,291,500	3,759,264
	Shakey’s Pizza Asia Ventures, Inc.	366,600	58,213
	SM Investments Corp.	255,470	4,892,142
	SM Prime Holdings, Inc.	18,427,990	12,122,203
*	SSI Group, Inc.	346,000	8,507
	STI Education Systems Holdings, Inc.	342,000	2,433
*	Top Frontier Investment Holdings, Inc.	155,417	404,010
	Union Bank of the Philippines	1,482,222	2,658,105
	Universal Robina Corp.	2,377,380	6,518,680
	Vista Land & Lifescapes, Inc.	57,715,800	4,321,613
	Vistamalls, Inc.	912,800	69,273
	Wilcon Depot, Inc.	1,996,800	1,235,529

TOTAL PHILIPPINES			239,469,348

POLAND — (0.9%)
	AB SA	2,455	35,072
*	Agora SA	209,582	429,897

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Alior Bank SA	622,911	$9,832,404
#	Alumetal SA	15,414	211,913
	Amica SA	27,806	857,381
#*	AmRest Holdings SE	223,521	1,795,058
	Apator SA	38,407	208,019
	ASBISc Enterprises PLC	56,895	346,777
	Asseco Poland SA	12,924	318,270
	Bank Handlowy w Warszawie SA	148,823	2,159,925
#*	Bank Millennium SA	3,420,050	7,850,922
*	Bank Ochrony Srodowiska SA	13,862	41,786
	Bank Polska Kasa Opieki SA	313,991	10,374,290
*	Benefit Systems SA	283	58,681
#*	Bioton SA	193,900	226,910
#*	Boryszew SA	1,608,272	1,285,277
	Budimex SA	84,247	5,386,101
*	CCC SA	176,062	5,327,427
#	CD Projekt SA	118,415	5,169,204
	Celon Pharma SA	4,730	42,876
*	CI Games SA	292,801	119,633
	Ciech SA	224,604	1,998,752
	ComArch SA	13,690	768,713
	Cyfrowy Polsat SA	891,735	7,974,943
	Develia SA	1,220,181	1,098,061
*Ω	Dino Polska SA	103,902	9,286,270
	Dom Development SA	13,920	467,389
#	Echo Investment SA	10,980	12,711
*	Enea SA	1,819,456	4,618,913
#	Eurocash SA	517,450	1,277,578
	Fabryki Mebli Forte SA	102,533	1,172,847
*	Famur SA	640,329	501,637
	Firma Oponiarska Debica SA	16,334	316,056
#*	Globe Trade Centre SA	254,305	437,655
*	Grupa Azoty SA	253,310	1,892,248
*	Grupa Azoty Zaklady Chemiczne Police SA	7,149	21,980
	Grupa Kety SA	63,815	10,020,726
*	Grupa Lotos SA	513,607	7,984,037
*	ING Bank Slaski SA	91,877	6,261,902
	Inter Cars SA	27,011	3,098,811
#*	Jastrzebska Spolka Weglowa SA	201,117	2,617,175
	Kernel Holding SA	496,086	7,492,769
	KGHM Polska Miedz SA	417,632	16,059,278
	KRUK SA	113,253	9,446,704
	Lentex SA	29,742	69,964
	LiveChat Software SA	4,645	142,105
	LPP SA	5,604	20,162,168
#*	Lubelski Wegiel Bogdanka SA	81,521	823,176
#*	Mabion SA	2,359	45,332
#*	mBank SA	47,114	6,667,899
	Mirbud SA	125,594	121,411
	Neuca SA	367	85,807
	NEWAG SA	511	2,960
*	Orange Polska SA	2,477,609	4,831,573
*	PGE Polska Grupa Energetyczna SA	3,061,137	7,532,769
#*	PKP Cargo SA	120,289	554,494
*	Polimex-Mostostal SA	70,067	76,766
	Polski Koncern Naftowy Orlen SA	1,297,796	27,989,394
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,185,653	4,803,397
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,339,554	16,401,340
	Powszechny Zaklad Ubezpieczen SA	941,770	9,422,416

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Santander Bank Polska SA	66,142	$6,152,451
*	Selvita SA	656	13,175
	Stalexport Autostrady SA	662,634	662,034
*	Tauron Polska Energia SA	7,668,171	6,324,050
	Tim SA	17,238	182,916
*	VRG SA	988,725	939,512
	Warsaw Stock Exchange	91,641	1,010,517
	Wawel SA	590	86,954
	Wirtualna Polska Holding SA	3,265	119,416
*Ω	X-Trade Brokers Dom Maklerski SA	27,810	114,603
#*	Zespol Elektrowni Patnow Adamow Konin SA	36,197	169,152

TOTAL POLAND			262,412,729

QATAR — (0.4%)
	Aamal Co.	8,004,765	2,399,374
	Al Khaleej Takaful Group QSC	1,206,910	1,495,899
	Al Khalij Commercial Bank PQSC	912,597	561,444
	Al Meera Consumer Goods Co. QSC	374,101	2,012,737
	Alijarah Holding Co. QPSC	2,568,406	730,975
	Baladna	1,899,131	838,074
	Barwa Real Estate Co.	3,690,175	3,199,429
	Commercial Bank PSQC	1,727,321	2,904,331
	Doha Bank QPSC	2,436,410	1,928,316
	Doha Insurance Co. QSC	332,752	177,674
*	Gulf International Services QSC	4,937,633	2,497,882
	Gulf Warehousing Co	459,139	617,760
	Industries Qatar QSC	999,799	4,356,381
*	Investment Holding Group	3,701,511	1,407,414
	Mannai Corp. QSC	191,683	253,919
	Masraf Al Rayan QSC	5,331,548	6,989,759
	Mazaya Real Estate Development QPSC	5,164,832	1,479,263
	Medicare Group	684,024	1,591,186
	Mesaieed Petrochemical Holding Co.	3,097,622	2,046,531
	Ooredoo QPSC	1,091,349	2,077,930
	Qatar Electricity & Water Co. QSC	1,071,173	4,950,574
*	Qatar First Bank	2,682,691	1,344,602
	Qatar Fuel QSC	630,000	3,182,580
	Qatar Gas Transport Co. Ltd	9,474,127	8,473,005
	Qatar Industrial Manufacturing Co. QSC	205,658	180,508
*	Qatar Insurance Co. SAQ	1,499,746	1,012,220
	Qatar International Islamic Bank QSC	1,482,572	3,985,590
	Qatar Islamic Bank SAQ	1,993,735	10,093,888
	Qatar Islamic Insurance Group	28,591	61,884
	Qatar National Bank QPSC	5,541,647	31,224,030
	Qatar National Cement Co. QSC	547,086	759,562
	Qatar Navigation QSC	491,905	1,026,648
*	Salam International Investment Ltd. QSC	7,000,178	1,831,891
	United Development Co. QSC	11,689,404	4,997,472
	Vodafone Qatar QSC	8,198,965	3,648,706
	Widam Food Co.	342,758	384,315
	Zad Holding Co.	32,599	142,757

TOTAL QATAR			116,866,510

RUSSIA — (1.1%)
	Etalon Group PLC, GDR	617,685	973,661
	Etalon Group PLC, GDR	25,840	40,620
	Gazprom PJSC, Sponsored ADR	4,286,740	42,065,197
	Gazprom PJSC, Sponsored ADR	32,378	318,923

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	Globaltrans Investment PLC, GDR	193,097	$1,706,409
	Globaltrans Investment PLC, GDR	198,556	1,749,278
	Lukoil PJSC, Sponsored ADR	2,503	255,381
	Lukoil PJSC, Sponsored ADR	635,884	64,816,193
	Magnitogorsk Iron & Steel Works PJSC, GDR	606,843	7,400,700
	Magnitogorsk Iron & Steel Works PJSC, GDR	108	1,318
*	Mail.Ru Group Ltd., GDR	73,768	1,508,044
*	Mail.Ru Group Ltd., GDR	40,725	833,233
*	Mechel PJSC, Sponsored ADR	133,306	559,883
	MMC Norilsk Nickel PJSC, ADR	14,585	455,390
	MMC Norilsk Nickel PJSC, ADR	1,034,973	32,343,856
	Mobile TeleSystems PJSC, Sponsored ADR	184,174	1,692,559
	Novatek PJSC, GDR	20,342	5,164,221
	Novatek PJSC, GDR	13,655	3,461,542
	Novolipetsk Steel PJSC, GDR	165,121	5,218,349
	Novolipetsk Steel PJSC, GDR	7,280	229,902
	PhosAgro PJSC, GDR	284,627	6,809,537
	PhosAgro PJSC, GDR	3,734	89,317
	Polyus PJSC, GDR	20,393	2,020,946
	QIWI PLC, Sponsored ADR	7,654	66,973
	Ros Agro PLC, GDR	135,725	2,257,010
	Ros Agro PLC, GDR	564	9,374
	Rosneft Oil Co. PJSC, GDR	9,094	81,028
	Rosneft Oil Co. PJSC, GDR	2,431,120	21,644,101
	Rostelecom PJSC, Sponsored ADR	240,907	1,948,938
	Rostelecom PJSC, Sponsored ADR	164,180	1,291,007
	RusHydro PJSC, ADR	556	623
	RusHydro PJSC, ADR	4,546,019	4,973,736
	Sberbank of Russia PJSC, Sponsored ADR	3,020,548	60,577,132
	Sberbank of Russia PJSC, Sponsored ADR	123,836	2,486,627
	Severstal PAO, GDR	284,906	6,515,517
	Severstal PAO, GDR	1,124	25,695
	Tatneft PJSC, Sponsored ADR	385,847	17,645,210
	Tatneft PJSC, Sponsored ADR	21,134	964,027
*	VEON Ltd., ADR	1,741,608	3,674,793
	VTB Bank PJSC, GDR	3,938,248	5,724,688
	VTB Bank PJSC, GDR	3,705,988	5,395,919
	X5 Retail Group NV, GDR	219,793	7,487,470
	X5 Retail Group NV, GDR	650	22,126

TOTAL RUSSIA			322,506,453

SAUDI ARABIA — (3.0%)
	Abdullah Al Othaim Markets Co.	237,786	7,328,854
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	58,106	711,510
	Advanced Petrochemical Co.	380,210	7,555,546
*	Al Alamiya for Cooperative Insurance Co.	134,922	943,347
	Al Babtain Power & Telecommunication Co.	188,507	1,859,400
*	Al Etihad Cooperative Insurance Co.	229,079	1,346,660
*	Al Gassim Investment Holding Co.	6,913	52,418
	Al Hammadi Co. for Development & Investment	310,733	3,508,362
*	Al Hassan Ghazi Ibrahim Shaker Co.	196,133	1,260,365
*	Al Jouf Cement Co.	702,827	2,248,496
*	Al Kathiri Holding Co.	35,045	694,173
	Al Khaleej Training & Education Co.	252,745	1,874,789
	Al Moammar Information Systems Co.	114,190	4,558,683
	Al Rajhi Bank	2,676,919	99,028,345
*	Al Rajhi Co. for Co-operative Insurance	209,353	5,199,584
*	Al Sagr Cooperative Insurance Co.	133,735	520,550
	Al Yamamah Steel Industries Co.	186,662	2,255,810

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	AlAbdullatif Industrial Investment Co.	283,480	$2,610,790
*	Alahli Takaful Co.	56,359	639,662
	Alandalus Property Co.	362,922	1,949,384
	Alaseel Co.	74,928	1,179,122
	Aldrees Petroleum & Transport Services Co.	202,177	3,987,995
	Alinma Bank	5,222,110	35,062,062
*	AlJazira Takaful Ta’awuni Co.	230,758	1,701,417
*	Allianz Saudi Fransi Cooperative Insurance Co.	248,078	1,666,341
	Almarai Co. JSC	785,684	11,078,706
*	Alujain Holding	123,482	2,090,050
	Arab National Bank	590,377	3,627,269
	Arabian Cement Co.	508,606	5,291,909
	Arabian Centres Co. Ltd.	506,493	3,448,033
*	Arabian Shield Cooperative Insurance Co.	234,272	1,521,661
	Arriyadh Development Co.	981,989	6,968,166
*	Aseer Trading Tourism & Manufacturing Co.	539,136	3,276,817
	Astra Industrial Group	305,110	3,512,031
*	AXA Cooperative Insurance Co.	233,983	2,264,633
	Baazeem Trading Co.	5,626	183,304
*	Bank AlBilad	1,691,668	19,054,394
	Bank Al-Jazira	3,735,385	19,148,459
	Banque Saudi Fransi	428,800	4,826,515
*	Basic Chemical Industries Ltd.	109,751	1,383,580
*	Batic Investments & Logistic Co.	53,739	615,405
	Bawan Co.	215,746	2,281,264
	Bupa Arabia for Cooperative Insurance Co.	231,255	8,925,537
*	Buruj Cooperative Insurance Co.	147,660	1,025,887
*	Chubb Arabia Cooperative Insurance Co.	96,055	917,513
	City Cement Co.	642,676	4,150,108
	Co. for Cooperative Insurance	346,368	7,951,815
	Dallah Healthcare Co.	178,674	3,461,737
*	Dar Al Arkan Real Estate Development Co.	5,977,938	15,777,383
	Dr Sulaiman Al Habib Medical Services Group Co.	56,005	2,477,631
*	Dur Hospitality Co.	458,969	4,374,656
	Eastern Province Cement Co.	360,367	4,606,477
	Electrical Industries Co.	133,853	1,085,390
*	Emaar Economic City	3,813,903	12,900,495
	Etihad Etisalat Co.	2,037,051	16,423,159
	Fitaihi Holding Group	114,788	1,500,104
*	Gulf Union Cooperative Insurance Co.	97,907	469,774
	Hail Cement Co.	532,572	2,098,823
	Halwani Brothers Co.	112,468	2,811,551
	Herfy Food Services Co.	139,325	2,433,777
	Jarir Marketing Co.	177,929	9,622,083
*	Jazan Energy & Development Co.	179,806	1,126,561
*	L’Azurde Co. for Jewelry	48,761	288,311
	Leejam Sports Co. JSC	116,717	3,532,375
	Maharah Human Resources Co.	166,826	3,828,592
*	Malath Cooperative Insurance Co.	129,275	1,001,198
*	Mediterranean & Gulf Insurance & Reinsurance Co.	236,701	1,471,274
*	Methanol Chemicals Co.	309,040	2,932,157
*	Middle East Healthcare Co.	236,525	2,345,139
*	Middle East Paper Co.	278,785	3,439,846
*	Middle East Specialized Cables Co.	78,485	458,727
*	Mobile Telecommunications Co. Saudi Arabia	4,322,304	15,645,148
	Mouwasat Medical Services Co.	137,612	6,615,293
	Najran Cement Co.	913,786	4,599,822
*	Nama Chemicals Co.	142,297	1,554,833
*	National Agriculture Development Co.	359,322	3,400,466

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Co. for Glass Manufacturing	157,748	$1,555,786
	National Co. for Learning & Education	44,485	753,077
	National Gas & Industrialization Co.	167,713	2,640,234
	National Gypsum	102,046	1,258,603
*	National Industrialization Co.	2,998,424	19,957,685
	National Medical Care Co.	134,953	2,190,099
	National Petrochemical Co.	363,467	4,670,996
	Northern Region Cement Co.	897,092	3,558,362
	Qassim Cement Co.	236,490	5,139,447
*	Rabigh Refining & Petrochemical Co.	1,885,646	14,379,064
	Riyad Bank	2,384,043	18,769,055
	SABIC Agri-Nutrients Co.	388,138	17,030,639
	Sahara International Petrochemical Co.	1,682,017	19,752,095
*	Salama Cooperative Insurance Co.	128,935	755,325
*	Saudi Arabian Cooperative Insurance Co.	169,477	1,008,359
*	Saudi Arabian Mining Co.	1,092,434	23,817,730
	Saudi Automotive Services Co.	214,971	1,936,960
	Saudi Basic Industries Corp.	1,300,081	44,809,170
	Saudi British Bank	1,418,712	12,537,539
	Saudi Cement Co.	398,257	6,290,828
	Saudi Ceramic Co.	330,165	4,792,413
	Saudi Chemical Co. Holding	342,199	3,459,837
	Saudi Co. For Hardware CJSC	140,227	2,147,700
	Saudi Electricity Co.	1,468,628	11,172,609
*	Saudi Ground Services Co.	335,473	3,333,819
	Saudi Industrial Investment Group	1,044,762	10,559,912
	Saudi Industrial Services Co.	261,021	2,448,184
	Saudi Investment Bank	289,256	1,390,791
*	Saudi Kayan Petrochemical Co.	3,964,330	21,580,606
*	Saudi Marketing Co.	197,787	1,705,833
	Saudi National Bank	3,042,429	53,408,905
*	Saudi Paper Manufacturing Co.	41,137	659,227
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	167,389	1,914,319
*	Saudi Printing & Packaging Co.	151,868	1,099,005
*	Saudi Public Transport Co.	516,049	3,323,767
*	Saudi Re for Cooperative Reinsurance Co.	474,710	2,419,026
*	Saudi Real Estate Co.	618,374	3,684,545
*	Saudi Research & Media Group	266,300	12,001,541
*	Saudi Steel Pipe Co.	45,277	341,768
	Saudi Telecom Co.	1,367,210	42,709,791
	Saudia Dairy & Foodstuff Co.	79,001	3,459,105
	Savola Group.	1,250,906	12,202,569
*	Seera Group Holding	1,317,774	8,131,062
	Southern Province Cement Co.	288,851	5,510,469
*	Tabuk Cement Co.	450,015	2,282,385
*	Takween Advanced Industries Co.	247,914	1,337,402
	Umm Al-Qura Cement Co.	353,236	2,499,813
	United Electronics Co.	166,385	6,248,782
	United International Transportation Co.	219,395	2,942,318
	United Wire Factories Co.	96,359	882,799
*	Walaa Cooperative Insurance Co.	350,268	2,042,465
*	Yamama Cement Co.	792,795	5,854,660
	Yanbu Cement Co.	305,996	3,130,107
	Yanbu National Petrochemical Co.	636,825	12,939,607
	Zahrat Al Waha For Trading Co.	60,231	1,221,079
*	Zamil Industrial Investment Co.	295,313	2,791,913

TOTAL SAUDI ARABIA			896,010,689

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (3.9%)
	Absa Group Ltd.	3,959,049	$36,215,851
	Adcock Ingram Holdings Ltd.	461,960	1,477,654
*	Adcorp Holdings Ltd.	391,159	152,185
	Advtech Ltd.	4,512,654	5,668,412
	AECI Ltd.	1,345,547	9,990,440
	African Rainbow Minerals Ltd.	957,024	12,778,243
	Afrimat Ltd.	132,031	435,731
#	Alexander Forbes Group Holdings Ltd.	1,888,341	541,385
	Altron Ltd., Class A	390,373	280,340
	Alviva Holdings Ltd.	1,103,920	1,076,206
#	Anglo American Platinum Ltd.	132,807	13,455,991
#	AngloGold Ashanti Ltd., Sponsored ADR	1,789,728	33,074,173
*	ArcelorMittal South Africa Ltd.	18,139	7,720
	Aspen Pharmacare Holdings Ltd.	1,605,623	25,508,002
	Astral Foods Ltd.	367,499	4,250,322
#	AVI Ltd.	1,653,027	8,565,113
	Balwin Properties Ltd.	21,544	4,944
	Barloworld Ltd.	2,718,435	22,829,674
	Bid Corp. Ltd.	838,066	17,962,402
	Bidvest Group Ltd.	1,555,411	19,475,598
*	Blue Label Telecoms Ltd.	3,048,618	1,106,792
#*	Brait PLC	4,298,176	1,198,840
	Capitec Bank Holdings Ltd.	113,534	12,683,683
	Cashbuild Ltd.	192,349	3,356,669
	Caxton & CTP Publishers & Printers Ltd.	47,312	27,516
#*	City Lodge Hotels Ltd.	3,052,649	1,078,503
	Clicks Group Ltd.	974,514	17,821,856
	Coronation Fund Managers Ltd.	1,515,968	5,038,573
#*	Curro Holdings Ltd.	618,170	498,794
	DataTec Ltd.	3,442,320	9,373,488
Ω	Dis-Chem Pharmacies Ltd.	518,557	1,082,412
#*	Discovery Ltd.	2,258,671	20,721,655
*	Distell Group Holdings Ltd.	348,539	4,176,993
	DRDGOLD Ltd.	13,572	12,052
*	enX Group Ltd.	132,524	64,930
	Exxaro Resources Ltd.	1,322,124	14,504,773
#*	Famous Brands Ltd.	468,426	2,265,357
	FirstRand Ltd.	13,579,130	51,582,678
#*	Foschini Group Ltd.	2,579,555	21,875,684
#	Gold Fields Ltd., Sponsored ADR	5,070,925	47,058,184
*	Grand Parade Investments Ltd.	370,203	77,986
#*	Grindrod Ltd.	3,619,418	1,208,047
#*	Grindrod Shipping Holdings Ltd.	91,890	1,320,370
	Harmony Gold Mining Co. Ltd.	1,159,704	4,162,282
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	3,342,479	12,099,774
	Hudaco Industries Ltd.	250,425	2,252,314
	Impala Platinum Holdings Ltd.	3,873,220	50,128,570
#	Imperial Logistics Ltd.	1,640,662	6,700,559
	Investec Ltd.	1,645,033	7,573,863
	Italtile Ltd.	481,636	556,679
#	JSE Ltd.	698,473	4,887,028
	KAP Industrial Holdings Ltd.	9,558,403	2,941,429
	Kumba Iron Ore Ltd.	190,854	5,807,723
	Lewis Group Ltd.	1,071,775	3,036,570
*	Liberty Holdings Ltd.	1,269,525	7,495,847
*	Life Healthcare Group Holdings Ltd.	10,828,524	17,147,832
*	Long4Life Ltd.	1,677,020	658,021
*	Massmart Holdings Ltd.	800,256	3,283,283
	Merafe Resources Ltd.	162,931	12,269

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Metair Investments Ltd.	1,551,838	$2,944,333
	MiX Telematics Ltd., Sponsored ADR	40,982	513,504
#	Momentum Metropolitan Holdings	9,286,642	11,925,501
	Motus Holdings Ltd.	203,092	1,355,083
*	Mpact Ltd.	1,423,980	3,172,017
#	Mr. Price Group Ltd.	997,750	13,021,197
*	MTN Group Ltd.	12,072,408	108,254,825
	MultiChoice Group	904,538	7,193,126
*	Murray & Roberts Holdings Ltd.	3,032,120	2,778,586
#*	Nampak Ltd.	5,093,027	1,289,861
	Naspers Ltd., Class N	149,977	25,399,171
#	Nedbank Group Ltd.	2,094,950	23,872,036
#	NEPI Rockcastle PLC	1,299,977	8,690,460
*	Netcare Ltd.	6,793,879	7,520,553
	Ninety One Ltd.	1,014,684	3,503,861
#*	Northam Platinum Holdings Ltd.	1,634,544	24,478,032
	Oceana Group Ltd.	716,490	2,866,891
	Old Mutual Ltd.	4,390,195	4,484,605
	Omnia Holdings Ltd.	1,466,552	6,067,906
*Ω	Pepkor Holdings Ltd.	154,960	244,332
	Pick n Pay Stores Ltd.	2,158,823	8,402,996
*	PPC Ltd.	9,296,953	3,243,223
#	PSG Group Ltd.	881,024	4,414,140
	PSG Konsult Ltd.	39,653	36,179
	Raubex Group Ltd.	1,658,277	3,545,171
	RCL Foods Ltd.	218,443	184,036
	Reunert Ltd.	1,642,655	5,426,762
	RFG Holdings Ltd.	538,736	438,647
	Royal Bafokeng Platinum Ltd.	552,294	3,956,534
	Sanlam Ltd.	6,580,223	27,028,387
	Santam Ltd.	261,912	4,355,211
#*	Sappi Ltd.	5,500,845	16,897,469
*	Sasol Ltd.	1,445,051	24,271,031
#*	Sasol Ltd., Sponsored ADR	639,454	10,717,249
	Shoprite Holdings Ltd.	1,642,602	19,496,600
	Sibanye Stillwater Ltd.	9,218,585	32,262,743
#	Sibanye Stillwater Ltd., ADR	1,303,452	18,509,023
	SPAR Group Ltd.	1,122,618	14,333,879
#	Spur Corp. Ltd.	574,906	720,169
#	Standard Bank Group Ltd.	5,552,035	49,198,925
#*	Steinhoff International Holdings NV	8,464,022	1,332,729
*	Sun International Ltd.	2,062,990	4,343,301
#	Super Group Ltd.	4,618,338	9,662,278
*	Telkom SA SOC Ltd.	2,700,670	8,987,653
	Tiger Brands Ltd.	1,172,215	14,839,150
*	Tongaat Hulett Pvt Ltd.	673,631	318,460
	Transaction Capital Ltd.	1,472,330	4,245,814
*	Trencor Ltd.	752,676	213,325
	Truworths International Ltd.	2,070,027	7,298,267
*	Tsogo Sun Gaming Ltd.	2,592,257	2,091,796
*	Tsogo Sun Hotels Ltd.	45,493	10,390
	Vodacom Group Ltd.	1,916,645	16,971,386
#	Wilson Bayly Holmes-Ovcon Ltd.	607,572	4,224,091
#	Woolworths Holdings Ltd.	4,471,242	15,738,898

TOTAL SOUTH AFRICA			1,157,922,056

SOUTH KOREA — (13.7%)
*	3S Korea Co. Ltd.	69,140	250,493
	ABco Electronics Co. Ltd.	47,446	461,754

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Able C&C Co. Ltd.	38,686	$254,137
#	ABOV Semiconductor Co. Ltd.	76,705	868,237
#*	Abpro Bio Co. Ltd.	780,310	746,449
#*	Actoz Soft Co. Ltd.	27,329	261,296
	Actro Co. Ltd.	1,907	12,750
	ADTechnology Co. Ltd.	3,278	61,503
*	Advanced Digital Chips, Inc.	170,392	130,276
	Advanced Nano Products Co. Ltd.	23,322	893,220
	Advanced Process Systems Corp.	46,510	945,538
#	Aekyung Industrial Co. Ltd.	18,596	354,222
	Aekyung Petrochemical Co. Ltd.	95,349	1,100,965
*	AeroSpace Technology of Korea, Inc.	4,404	24,634
#	AfreecaTV Co. Ltd.	61,192	10,137,749
*	AFW Co. Ltd.	24,067	137,255
#*	Agabang&Company	129,782	589,717
	Ahn-Gook Pharmaceutical Co. Ltd.	30,978	274,508
#	Ahnlab, Inc.	26,388	1,853,255
	AJ Networks Co. Ltd.	129,852	623,229
#*	Ajin Industrial Co. Ltd.	222,120	673,986
	AJINEXTEK Co. Ltd.	13,275	103,179
	AK Holdings, Inc.	34,481	783,707
*	Alpha Holdings, Inc.	48,223	145,426
*	Alteogen, Inc.	31,779	1,903,389
*	ALUKO Co. Ltd.	318,003	1,092,548
*	Amicogen, Inc.	26,100	722,458
*	Aminologics Co. Ltd.	99,988	217,472
*	Amo Greentech Co. Ltd.	5,426	79,367
#	Amorepacific Corp.	55,435	8,626,321
	AMOREPACIFIC Group	135,045	5,747,863
*	Amotech Co. Ltd.	32,159	855,942
*	Anam Electronics Co. Ltd.	220,303	448,335
#*	Ananti, Inc.	147,942	1,678,336
*	Anterogen Co. Ltd.	1,618	81,347
*	Apact Co. Ltd.	32,438	177,994
*	Aprogen Healthcare & Games, Inc.	294,686	196,505
*	Aprogen Medicines, Inc.	11,732	18,835
*	Aprogen pharmaceuticals, Inc.	1,027,692	899,708
*	APS Holdings Corp.	73,111	1,121,335
*	Ascendio Co. Ltd.	37,653	106,939
*	Asia Business Daily Co. Ltd.	61,309	205,002
#	Asia Cement Co. Ltd.	12,482	1,461,376
	ASIA Holdings Co. Ltd.	8,398	897,047
	Asia Pacific Satellite, Inc.	18,143	202,139
	Asia Paper Manufacturing Co. Ltd.	39,622	1,557,101
*	Asiana Airlines, Inc.	65,155	1,258,635
	Atec Co. Ltd.	21,173	441,796
#*	A-Tech Solution Co. Ltd.	36,570	443,840
	Atinum Investment Co. Ltd.	233,113	1,056,751
#*	AUK Corp.	162,034	450,749
#	Aurora World Corp.	31,833	281,047
	Austem Co. Ltd.	119,678	291,559
#	Autech Corp.	58,656	548,929
	Avaco Co. Ltd.	89,288	790,243
	Avatec Co. Ltd.	14,678	278,802
	Baiksan Co. Ltd.	48,293	328,160
*††	Barun Electronics Co. Ltd.	8,951	30,017
*	Barunson Entertainment & Arts Corp.	258,273	384,445
#	Bcworld Pharm Co. Ltd.	29,936	435,651
	BGF Co. Ltd.	251,325	1,195,813

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	BGF retail Co. Ltd.	19,932	$2,768,950
#	BH Co. Ltd.	135,754	2,181,197
*	BHI Co. Ltd.	32,827	141,114
#*	Binex Co. Ltd.	89,565	1,273,845
	Binggrae Co. Ltd.	30,175	1,438,825
*	Biolog Device Co. Ltd.	111,345	343,684
#*	BioSmart Co. Ltd.	73,541	341,360
*	Biotoxtech Co. Ltd.	41,407	289,782
	BIT Computer Co. Ltd.	42,093	308,690
	Bixolon Co. Ltd.	15,244	72,864
*	Bluecom Co. Ltd.	81,486	659,034
	BNK Financial Group, Inc.	1,131,863	8,533,149
#	Boditech Med, Inc.	64,797	894,777
*	Bohae Brewery Co. Ltd.	385,716	327,401
	BoKwang Industry Co. Ltd.	62,071	443,626
	Bolak Co. Ltd.	39,990	71,333
	Bookook Securities Co. Ltd.	8,890	187,449
	Boryung Pharmaceutical Co. Ltd.	126,829	1,566,499
*	Bosung Power Technology Co. Ltd.	152,717	580,154
*	Bridge Biotherapeutics, Inc.	14,251	148,828
*	Bubang Co. Ltd.	36,879	79,809
#	Bukwang Pharmaceutical Co. Ltd.	91,593	1,025,557
	Busan Industrial Co. Ltd.	1,322	140,526
	BusinessOn Communication Co. Ltd.	3,751	69,965
	BYC Co. Ltd.	354	132,201
*	BYON Co. Ltd.	143,012	148,299
	Byucksan Corp.	191,136	599,690
*	Cafe24 Corp.	34,046	841,696
*	CammSys Corp.	337,355	544,174
	Camus Engineering & Construction, Inc.	110,067	273,323
	Cape Industries Ltd.	4,137	17,067
*	Capro Corp.	245,346	871,730
#	Caregen Co. Ltd.	12,761	736,243
*	Carelabs Co. Ltd.	21,977	160,160
	Cell Biotech Co. Ltd.	15,137	231,427
*	Celltrion Healthcare Co. Ltd.	93,944	6,532,255
*	Celltrion Pharm, Inc.	27,429	2,671,691
#*	Celltrion, Inc.	204,500	35,206,671
*	Cellumed Co. Ltd.	18,459	110,161
*	CENTRAL MOTEK Co. Ltd.	11,805	294,029
#*	Chabiotech Co. Ltd.	94,810	1,587,812
#	Changhae Ethanol Co. Ltd.	22,808	280,361
*	Charm Engineering Co. Ltd.	193,835	209,036
*	Cheil Bio Co. Ltd.	41,144	124,482
#	Cheil Worldwide, Inc.	361,815	7,393,244
*	Chemon, Inc.	57,194	157,908
#	Chemtronics Co. Ltd.	87,309	1,923,462
#*	Chemtros Co. Ltd.	42,601	524,288
	Cheryong Electric Co. Ltd.	36,800	209,719
#*	ChinHung International, Inc.	246,030	444,518
	Chinyang Holdings Corp.	108,748	300,430
	Chips&Media, Inc.	12,908	174,268
*	Choa Pharmaceutical Co.	83,140	290,923
*	Choil Aluminum Co. Ltd.	18,617	37,726
	Chokwang Paint Ltd.	41,828	301,059
	Chong Kun Dang Pharmaceutical Corp.	36,556	3,671,539
#	Chongkundang Holdings Corp.	18,849	1,322,418
#	Choong Ang Vaccine Laboratory	25,530	341,698
*	CHOROKBAEM Co Co. Ltd.	200,784	264,478

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Chorokbaem Media Co. Ltd.	499,529	$1,170,692
	Chosun Refractories Co. Ltd.	3,426	258,216
#	Chunbo Co. Ltd.	7,620	1,852,801
#	Chungdahm Learning, Inc.	41,020	1,212,183
*	CITYLABS Co. Ltd.	45,143	21,257
	CJ CheilJedang Corp.	47,686	15,498,123
	CJ Corp.	119,039	9,786,842
	CJ ENM Co. Ltd.	43,224	6,537,698
*	CJ Freshway Corp.	47,755	1,347,188
*	CJ Logistics Corp.	36,273	4,410,467
#*	CJ Seafood Corp.	101,038	336,200
#	CKD Bio Corp.	22,227	802,322
#	Classys, Inc.	60,768	1,159,516
	Clean & Science Co. Ltd.	41,158	710,538
#	CLIO Cosmetics Co. Ltd.	14,021	269,683
#*	Cloud Air Co. Ltd.	207,608	312,928
#*	CMG Pharmaceutical Co. Ltd.	261,029	861,660
*	CoAsia Corp.	39,329	293,999
*	CoAsia Optics Corp.	30,000	58,853
*	CODI-M Co. Ltd.	1,382,013	293,442
	Com2uSCorp.	46,752	5,150,570
	Commax Co. Ltd.	60,943	304,571
*	Comtec Systems Co. Ltd.	204,323	162,762
*	Coreana Cosmetics Co. Ltd.	107,894	394,765
*	Corentec Co. Ltd.	12,698	153,583
	Cosmax BTI, Inc.	18,769	280,413
*	COSMAX NBT, Inc.	50,417	353,883
*	Cosmax, Inc.	41,567	4,422,798
*	Cosmecca Korea Co. Ltd.	29,187	373,066
*	CosmoAM&T Co. Ltd.	69,185	2,501,696
*	Cosmochemical Co. Ltd.	47,412	632,121
	Coway Co. Ltd.	200,792	13,614,696
#	Coweaver Co. Ltd.	28,980	198,153
#	Cowell Fashion Co. Ltd.	203,085	1,599,606
	Cowintech Co. Ltd.	4,112	132,746
	Creas F&C Co. Ltd.	5,228	191,753
#*	Creative & Innovative System	130,591	2,062,887
	Crown Confectionery Co. Ltd.	19,479	171,868
	CROWNHAITAI Holdings Co. Ltd.	49,318	374,427
#*	CrystalGenomics, Inc.	183,222	1,076,784
*	CS Bearing Co. Ltd.	8,114	144,461
#	CS Wind Corp.	58,693	3,503,950
#*	CTC BIO, Inc.	54,395	404,322
	Cuckoo Holdings Co. Ltd.	31,845	614,841
	Cuckoo Homesys Co. Ltd.	33,059	1,232,611
*	Curexo, Inc.	16,083	100,444
*	Curo Co. Ltd.	458,866	198,075
*	CUROCOM Co. Ltd.	144,373	172,033
	Cymechs, Inc.	29,356	412,190
*	D&C Media Co. Ltd.	3,081	110,632
#	D.I Corp.	80,638	546,805
*	DA Technology Co. Ltd.	8,114	57,877
	Dae Han Flour Mills Co. Ltd.	6,711	942,853
	Dae Hwa Pharmaceutical Co. Ltd.	37,256	318,364
	Dae Hyun Co. Ltd.	179,333	441,695
#	Dae Won Chemical Co. Ltd.	127,040	636,580
	Dae Won Kang Up Co. Ltd.	220,492	796,084
*	Dae Young Packaging Co. Ltd.	322,708	687,597
*	Dae Yu Co. Ltd.	13,432	71,417

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Daea TI Co. Ltd.	256,268	$1,452,783
	Daebongls Co. Ltd.	18,298	136,853
#*	Daechang Co. Ltd.	411,555	718,066
	Daechang Forging Co. Ltd.	18,020	117,346
*	Daechang Solution Co. Ltd.	125,227	60,252
	Daedong Corp.	137,516	1,156,323
	Daeduck Co. Ltd.	80,089	502,942
	Daeduck Electronics Co. Ltd.	81,787	1,205,118
*	Daehan New Pharm Co. Ltd.	84,566	811,237
	Daehan Steel Co. Ltd.	87,799	1,398,604
*	Dae-Il Corp.	50,906	248,434
	Daejoo Co. Ltd.	28,720	52,909
#	Daejoo Electronic Materials Co. Ltd.	40,099	3,606,658
	Daejung Chemicals & Metals Co. Ltd.	8,322	156,752
	Daekyo Co. Ltd.	103,434	384,051
	Daelim B&Co Co. Ltd.	63,415	380,532
*	Daemyung Sonoseason Co. Ltd.	130,075	171,911
#	Daeryuk Can Co. Ltd.	73,845	364,736
#	Daesang Corp.	180,308	3,688,718
	Daesang Holdings Co. Ltd.	121,302	1,040,609
*	Daesung Eltec Co. Ltd.	144,906	122,918
	Daesung Energy Co. Ltd.	13,173	107,736
*	Daesung Fine Tech Co. Ltd.	63,349	120,345
	Daesung Holdings Co. Ltd.	28,980	1,098,446
*	Daesung Industrial Co. Ltd.	102,667	457,488
*	Daesung Private Equity, Inc.	60,041	175,246
*	Daewon Cable Co. Ltd.	86,112	142,122
#*	Daewon Media Co. Ltd.	40,179	1,182,681
	Daewon Pharmaceutical Co. Ltd.	113,210	1,545,951
	Daewon San Up Co. Ltd.	74,525	423,785
#*	Daewoo Electronic Components Co. Ltd.	117,721	316,314
*	Daewoo Engineering & Construction Co. Ltd.	864,251	4,627,127
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	221,872	4,927,995
#	Daewoong Co. Ltd.	76,207	2,064,897
#	Daewoong Pharmaceutical Co. Ltd.	10,423	1,252,836
*	Dahaam E-Tec Co. Ltd.	1,420	58,936
	Daihan Pharmaceutical Co. Ltd.	43,089	1,115,773
	Daishin Information & Communication	67,690	75,474
	Daishin Securities Co. Ltd.	218,995	3,911,415
*	Daiyang Metal Co. Ltd.	26,317	122,087
#*	Danal Co. Ltd.	227,028	1,607,203
#	Danawa Co. Ltd.	37,501	899,556
	Daou Data Corp.	128,774	1,497,488
	Daou Technology, Inc.	220,228	4,405,973
*	Dasan Networks, Inc.	120,068	733,627
#	Dawonsys Co. Ltd.	86,912	2,451,258
#*	Dayou Automotive Seat Technology Co. Ltd.	397,667	611,639
*	Dayou Plus Co. Ltd.	397,817	483,169
	DB Financial Investment Co. Ltd.	254,590	1,544,357
#	DB HiTek Co. Ltd.	159,454	7,881,524
	DB Insurance Co. Ltd.	394,302	20,038,328
*	DB, Inc.	744,696	652,770
	DCM Corp.	29,903	573,793
	Dentium Co. Ltd.	19,275	1,142,612
#	Deutsch Motors, Inc.	184,790	1,204,222
#*	Development Advance Solution Co. Ltd.	31,713	140,375
	Device ENG Co. Ltd.	11,354	286,287
*	Dexter Studios Co. Ltd.	13,549	280,389
	DGB Financial Group, Inc.	1,059,765	9,390,391

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DHP Korea Co. Ltd.	62,019	$371,236
	DI Dong Il Corp.	9,008	2,215,861
	Digital Chosun Co. Ltd.	82,907	247,605
	Digital Daesung Co. Ltd.	33,318	278,526
*	Digital Imaging Technology Co. Ltd.	6,500	56,926
	Digital Power Communications Co. Ltd.	169,180	2,154,511
#*	DIO Corp.	47,458	1,533,184
#	Display Tech Co. Ltd.	15,091	117,962
	DL Construction Co. Ltd.	18,618	470,311
*	DL E&C Co. Ltd.	94,526	10,944,032
#	DL Holdings Co. Ltd.	75,397	4,250,967
	DMS Co. Ltd.	102,584	565,045
	DNF Co. Ltd.	22,732	398,878
	Dohwa Engineering Co. Ltd.	4,996	33,900
	Dong A Eltek Co. Ltd.	49,726	460,222
	Dong Ah Tire & Rubber Co. Ltd.	29,142	326,266
	Dong-A Hwasung Co. Ltd.	31,959	392,053
	Dong-A Socio Holdings Co. Ltd.	11,057	1,001,839
	Dong-A ST Co. Ltd.	25,672	1,602,284
#	Dong-Ah Geological Engineering Co. Ltd.	84,428	1,335,873
*	Dongbang Transport Logistics Co. Ltd.	143,530	488,686
	Dongbu Corp.	65,579	847,989
#	Dongil Industries Co. Ltd.	12,557	1,527,298
#	Dongjin Semichem Co. Ltd.	243,568	7,331,893
	Dongkoo Bio & Pharma Co. Ltd.	56,383	392,110
	DongKook Pharmaceutical Co. Ltd.	114,750	2,205,668
	Dongkuk Industries Co. Ltd.	285,557	950,826
#	Dongkuk Steel Mill Co. Ltd.	462,040	6,743,733
#	Dongkuk Structures & Construction Co. Ltd.	143,610	721,718
#	Dongsuh Cos., Inc.	76,082	2,246,487
	Dongsung Chemical Co. Ltd.	232,300	1,150,057
	Dongsung Finetec Co. Ltd.	67,376	724,362
*	Dongsung Pharmaceutical Co. Ltd.	9,683	73,818
*	Dongwha Enterprise Co. Ltd.	23,883	1,731,136
#	Dongwha Pharm Co. Ltd.	79,734	1,125,601
	Dongwon Development Co. Ltd.	399,421	1,839,087
	Dongwon F&B Co. Ltd.	9,285	1,631,565
	Dongwon Industries Co. Ltd.	12,369	2,413,818
	Dongwon Systems Corp.	29,846	1,332,681
*	Dongwoo Farm To Table Co. Ltd.	15,270	40,039
	Dongwoon Anatech Co. Ltd.	34,048	176,345
	Dongyang E&P, Inc.	46,307	769,563
*	Dongyang Steel Pipe Co. Ltd.	252,016	312,751
*	Doosan Bobcat, Inc.	136,980	4,476,875
#	Doosan Co. Ltd.	47,691	4,219,639
*	Doosan Fuel Cell Co. Ltd.	131,483	5,902,344
#*	Doosan Heavy Industries & Construction Co. Ltd.	759,744	15,893,020
#*	Doosan Infracore Co. Ltd.	370,015	3,330,516
#	DoubleUGames Co. Ltd.	62,404	3,430,121
	Douzone Bizon Co. Ltd.	66,737	4,658,637
	DRB Holding Co. Ltd.	31,713	151,018
*	Dream Security Co. Ltd.	77,821	302,779
	Dreamtech Co. Ltd.	98,333	840,065
*	Dreamus Co.	34,638	139,183
	Drgem Corp.	17,592	174,801
*	DRTECH Corp.	78,354	103,507
*	DSK Co. Ltd.	23,243	165,581
	DTR Automotive Corp.	35,869	1,785,450
#*	Duk San Neolux Co. Ltd.	57,947	2,694,408

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Duksan Hi-Metal Co. Ltd.	25,205	$295,833
*	Duksan Techopia Co. Ltd.	14,836	302,984
	DY Corp.	120,530	567,126
	DY POWER Corp.	65,903	719,796
*	Dynamic Design Co. Ltd.	137,466	56,581
	DYPNF Co. Ltd.	5,346	177,116
*	E Investment&Development Co. Ltd.	1,724,365	570,934
#*	E& Corp. Co. Ltd.	78,708	322,323
*	E&M Co. Ltd.	240,830	168,705
	E1 Corp.	19,152	859,484
	Eagle Veterinary Technology Co. Ltd.	19,725	140,034
	Eagon Industrial Ltd.	26,278	320,183
	Easy Bio, Inc.	154,386	667,242
#	Easy Holdings Co. Ltd.	289,666	1,113,470
#	Echo Marketing, Inc.	74,962	1,115,032
*	EcoBio Holdings Co. Ltd.	30,883	235,642
	Ecopro BM Co. Ltd.	9,689	3,406,556
#	Ecopro Co. Ltd.	78,275	6,730,235
*	Ecopro HN Co. Ltd.	64,056	5,964,991
	e-Credible Co. Ltd.	8,423	144,601
	Eehwa Construction Co. Ltd.	25,314	145,735
*	EG Corp.	12,698	195,421
*	Ehwa Technologies Information Co. Ltd.	359,918	553,917
*	Elcomtec Co. Ltd.	135,076	162,212
	Elentec Co. Ltd.	53,227	492,562
	e-LITECOM Co. Ltd.	41,079	288,263
	E-MART, Inc.	64,566	9,294,407
#*	EMKOREA Co. Ltd.	109,856	417,253
*	EM-Tech Co. Ltd.	64,472	1,457,028
#*	EMW Co. Ltd.	94,607	150,183
*	Enex Co. Ltd.	121,879	255,459
#	ENF Technology Co. Ltd.	85,541	2,122,550
#*	Enplus Co. Ltd.	59,008	174,369
#	Eo Technics Co. Ltd.	22,216	2,049,108
*	e-Starco Co. Ltd.	94,497	265,805
	Estechpharma Co. Ltd.	52,748	475,587
*	ESTsoft Corp.	17,169	264,221
*	E-TRON Co. Ltd.	1,461,912	681,994
#	Eugene Corp.	407,293	1,766,469
	Eugene Investment & Securities Co. Ltd.	626,404	2,042,368
#	Eugene Technology Co. Ltd.	51,018	1,945,143
	Eusu Holdings Co. Ltd.	82,415	420,819
*	EV Advanced Material Co. Ltd.	50,658	75,412
*	Ewon Comfortech Co. Ltd.	26,487	170,247
*	Exem Co. Ltd.	46,689	189,050
	Exicon Co. Ltd.	25,305	302,565
*	F&F Co. Ltd.	16,346	12,206,057
	F&F Holdings Co. Ltd.	16,510	553,181
*	Fantagio Corp.	815,512	73,873
	Farmsco	76,500	398,546
	FarmStory Co. Ltd.	163,954	381,894
#	Fila Holdings Corp.	255,580	8,143,005
*	Fine DNC Co. Ltd.	47,807	89,840
#	Fine Semitech Corp.	76,125	1,667,421
*	Fine Technix Co. Ltd.	39,139	367,942
*	Finetek Co. Ltd.	82,202	112,002
*	Firstec Co. Ltd.	71,326	129,870
#*	Foosung Co. Ltd.	221,721	3,806,524
	Fursys, Inc.	12,434	415,335

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	FutureChem Co. Ltd.	28,166	$423,775
*	Futurestream Networks Co. Ltd.	165,588	139,862
*††	G.U.ON Co. Ltd.	102,972	3,525
	Gabia, Inc.	40,503	444,540
	Galaxia Moneytree Co. Ltd.	29,422	206,391
*	Gamevil, Inc.	20,754	1,321,777
	Gaon Cable Co. Ltd.	12,454	303,031
#*	GemVax & Kael Co. Ltd.	46,742	746,562
*	Gemvaxlink Co. Ltd.	305,409	420,254
*	Genematrix, Inc.	35,405	298,816
#*	Genexine, Inc.	25,712	1,445,713
*	Genie Music Corp.	61,071	307,233
*	GenNBio, Inc.	332,835	296,154
	Genoray Co. Ltd.	19,582	162,945
	Geumhwa PSC Co. Ltd.	2,366	66,341
*	Gigalane Co. Ltd.	72,743	126,312
#	Global Standard Technology Co. Ltd.	59,859	1,484,268
#*	GMB Korea Corp.	62,781	347,760
	GnCenergy Co. Ltd.	35,497	147,943
#*	GNCO Co. Ltd.	343,226	245,079
	GOLFZON Co. Ltd.	22,537	2,731,637
	Golfzon Newdin Holdings Co. Ltd.	155,291	1,153,905
*††	Good People Co. Ltd.	56,672	38,374
*	Grand Korea Leisure Co. Ltd.	130,529	1,825,070
	Green Cross Cell Corp.	3,994	131,760
	Green Cross Corp.	11,176	2,629,366
#	Green Cross Holdings Corp.	82,219	2,063,840
	Green Cross LabCell Corp.	23,218	1,924,707
*	Green Cross Medical Science Corp.	35,038	247,287
	Green Cross Wellbeing Corp.	18,849	182,029
	GS Engineering & Construction Corp.	381,827	13,548,709
#*	GS Global Corp.	370,284	819,195
	GS Holdings Corp.	357,709	12,954,250
	GS Retail Co. Ltd.	285,783	7,890,115
#*	G-treeBNT Co. Ltd.	71,180	998,432
	Gwangju Shinsegae Co. Ltd.	3,500	579,654
	Haatz, Inc.	26,590	218,136
	Hae In Corp.	15,042	79,999
	HAESUNG DS Co. Ltd.	54,775	2,043,905
	Haitai Confectionery & Foods Co. Ltd.	42,754	305,171
#	Halla Corp.	171,933	831,423
	Halla Holdings Corp.	52,417	2,289,529
*	Han Chang Corp.	124,544	122,224
	Han Kuk Carbon Co. Ltd.	148,693	1,602,656
	Hana Financial Group, Inc.	1,014,001	39,099,687
*	Hana Micron, Inc.	178,470	3,532,396
	Hana Pharm Co. Ltd.	17,140	301,787
#*	Hanall Biopharma Co. Ltd.	76,301	1,336,110
	HanChang Paper Co. Ltd.	165,675	291,194
#*	Hancom MDS, Inc.	13,827	233,917
*	Hancom, Inc.	81,461	1,397,478
	Handok, Inc.	43,807	888,843
	Handsome Co. Ltd.	102,866	3,716,809
	Hanil Holdings Co. Ltd.	70,534	843,468
	Hanil Hyundai Cement Co. Ltd.	12,418	366,822
*	Hanjin Heavy Industries & Construction Co. Ltd.	112,639	923,725
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	83,728
*	Hanjin Kal Corp.	18,496	868,013
#	Hanjin Transportation Co. Ltd.	64,178	1,910,044

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hankook Cosmetics Manufacturing Co. Ltd.	5,885	$158,683
	Hankook Shell Oil Co. Ltd.	5,183	1,239,067
*	Hankook Technology, Inc.	28,814	25,231
	Hankook Tire & Technology Co. Ltd.	460,011	16,298,805
*	Hankuk Steel Wire Co. Ltd.	36,302	237,843
	Hanla IMS Co. Ltd.	6,528	33,878
#	Hanmi Pharm Co. Ltd.	11,551	2,611,052
#	Hanmi Science Co. Ltd.	20,050	974,465
	Hanmi Semiconductor Co. Ltd.	80,009	2,205,479
	HanmiGlobal Co. Ltd.	60,298	552,069
	Hanon Systems	605,874	7,505,622
*	Hans Biomed Corp.	34,558	413,673
#	Hansae Co. Ltd.	79,799	1,587,817
#	Hansae Yes24 Holdings Co. Ltd.	106,208	724,751
	Hanshin Construction	73,802	1,204,117
#	Hanshin Machinery Co.	130,040	483,122
	Hansol Chemical Co. Ltd.	43,402	12,248,415
#	Hansol Holdings Co. Ltd.	401,909	1,304,638
#*	Hansol HomeDeco Co. Ltd.	481,896	829,002
	Hansol Paper Co. Ltd.	172,203	2,127,093
*	Hansol Technics Co. Ltd.	195,654	1,134,446
	Hanssem Co. Ltd.	34,741	3,024,950
#	Hanwha Aerospace Co. Ltd.	213,325	8,239,576
	Hanwha Corp.	237,352	6,832,620
*	Hanwha General Insurance Co. Ltd.	517,920	2,006,497
*	Hanwha Investment & Securities Co. Ltd.	765,510	3,637,259
#	Hanwha Life Insurance Co. Ltd.	1,932,465	5,758,242
#*	Hanwha Solutions Corp.	591,554	20,753,367
	Hanyang Eng Co. Ltd.	87,410	1,151,978
	Hanyang Securities Co. Ltd.	11,785	179,629
*	Harim Co. Ltd.	247,411	610,180
#	Harim Holdings Co. Ltd.	173,118	1,435,988
*	HB SOLUTION Co. Ltd.	18,954	347,273
#	HB Technology Co. Ltd.	253,292	552,052
	HDC Holdings Co. Ltd.	11,666	105,564
	HDC Hyundai Development Co. Engineering & Construction, Class E	68,022	1,491,674
	HDC Hyundai Engineering Plastics Co. Ltd.	103,147	520,004
#	HDC I-Controls Co. Ltd.	22,652	229,885
#*	Helixmith Co. Ltd.	64,952	1,325,952
*	Heungkuk Fire & Marine Insurance Co. Ltd.	157,831	524,453
*	HFR, Inc.	13,387	244,759
	High Tech Pharm Co. Ltd.	23,431	325,003
	HIMS Co. Ltd.	11,976	93,524
#	Hite Jinro Co. Ltd.	172,231	5,139,803
	Hitejinro Holdings Co. Ltd.	49,977	637,201
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	161,365	871,908
#*	HLB Life Science Co. Ltd.	233,906	2,995,449
*	HLB POWER Co. Ltd.	44,657	64,315
*	HLB, Inc.	103,089	3,712,637
	HLscience Co. Ltd.	6,080	188,685
#*	HMM Co. Ltd.	673,755	15,415,685
*	Home Center Holdings Co. Ltd.	247,482	365,686
*	Homecast Co. Ltd.	85,344	225,706
#	Hotel Shilla Co. Ltd.	60,639	4,542,286
	HS Industries Co. Ltd.	358,795	2,067,158
*	HSD Engine Co. Ltd.	104,384	826,483
#	Huchems Fine Chemical Corp.	118,372	2,682,922
*	Hugel, Inc.	20,032	3,112,616
*	Humax Co. Ltd.	118,678	515,446

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Humedix Co. Ltd.	31,665	$752,692
*	Huneed Technologies	79,988	486,314
#	Huons Co. Ltd.	53,107	2,302,883
#	Huons Global Co. Ltd.	39,475	1,669,254
#	Huvis Corp.	133,799	1,119,557
#	Huvitz Co. Ltd.	57,550	427,236
#	Hwa Shin Co. Ltd.	95,901	790,001
#	Hwacheon Machine Tool Co. Ltd.	3,319	104,069
#*	Hwail Pharm Co. Ltd.	229,217	556,597
#	Hwangkum Steel & Technology Co. Ltd.	61,355	476,134
	Hwaseung Corp. Co. Ltd.	213,558	515,294
#	Hwaseung Enterprise Co. Ltd.	55,525	817,198
*	Hwaseung R&A Co. Ltd.	78,976	413,154
	HwaSung Industrial Co. Ltd.	73,583	843,951
	Hy-Lok Corp.	58,543	949,710
*	Hyosung Advanced Materials Corp.	13,092	7,996,506
*	Hyosung Chemical Corp.	17,481	4,329,332
	Hyosung Corp.	39,474	3,494,913
#*	Hyosung Heavy Industries Corp.	9,174	530,560
#	Hyosung TNC Corp.	12,992	6,679,400
	HyosungITX Co. Ltd.	9,080	148,736
	Hyundai Autoever Corp.	6,288	630,037
	Hyundai Bioland Co. Ltd.	41,103	703,325
	Hyundai BNG Steel Co. Ltd.	85,559	1,226,226
*	Hyundai Construction Equipment Co. Ltd.	82,893	2,869,150
#	Hyundai Corp.	49,866	787,047
	Hyundai Corp. Holdings, Inc.	28,838	320,345
#	Hyundai Department Store Co. Ltd.	62,528	4,439,746
*	Hyundai Electric & Energy System Co. Ltd.	90,416	1,717,586
#	Hyundai Elevator Co. Ltd.	89,125	3,700,987
	Hyundai Energy Solutions Co. Ltd.	14,716	289,955
	Hyundai Engineering & Construction Co. Ltd.	231,117	9,991,223
	Hyundai Ezwel Co. Ltd.	44,504	376,124
	Hyundai Futurenet Co. Ltd.	294,319	1,185,743
	Hyundai Glovis Co. Ltd.	96,034	13,829,871
	Hyundai Greenfood Co. Ltd.	291,096	2,420,311
	Hyundai Heavy Industries Holdings Co. Ltd.	165,085	8,950,022
	Hyundai Home Shopping Network Corp.	40,309	2,419,651
	Hyundai HT Co. Ltd.	42,954	328,768
	Hyundai Livart Furniture Co. Ltd.	86,141	1,170,747
	Hyundai Marine & Fire Insurance Co. Ltd.	538,746	12,116,227
#*	Hyundai Mipo Dockyard Co. Ltd.	83,179	5,409,531
	Hyundai Mobis Co. Ltd.	131,716	28,472,913
#	Hyundai Motor Co.	249,886	44,693,470
	Hyundai Motor Securities Co. Ltd.	124,275	1,350,002
	Hyundai Pharmaceutical Co. Ltd.	63,333	321,791
#*	Hyundai Rotem Co. Ltd.	190,050	3,680,329
	Hyundai Steel Co.	301,346	11,518,265
#	Hyundai Wia Corp.	83,744	6,047,641
*	Hyungji Elite, Inc.	62,811	210,536
	Hyungkuk F&B Co. Ltd.	40,315	126,062
#*††	Hyupjin Co. Ltd.	19,800	14,233
#	HyVision System, Inc.	47,645	687,646
*	I&C Technology Co. Ltd.	23,375	81,820
	i3system, Inc.	20,792	304,131
#*	iA, Inc.	743,494	651,860
	ICD Co. Ltd.	67,210	720,923
*	iCRAFT Co. Ltd.	18,151	88,948
#*	Icure Pharm, Inc.	3,261	111,765

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	IDIS Holdings Co. Ltd.	8,252	$90,582
*	IHQ, Inc.	567,618	900,461
*	Il Dong Pharmaceutical Co. Ltd.	48,168	580,938
	Il Sung Construction Co. Ltd.	35,146	184,814
	Iljin Diamond Co. Ltd.	17,918	581,054
*	Iljin Display Co. Ltd.	62,856	186,592
	Iljin Electric Co. Ltd.	86,144	422,896
	Iljin Holdings Co. Ltd.	104,126	598,222
#	Iljin Materials Co. Ltd.	35,973	3,108,831
	Iljin Power Co. Ltd.	26,649	394,558
#	Ilshin Spinning Co. Ltd.	10,804	1,059,307
#*	Ilshin Stone Co. Ltd.	134,868	321,184
	ilShinbiobase Co. Ltd.	80,228	299,878
	Ilsung Pharmaceuticals Co. Ltd.	4,266	283,147
#	Ilyang Pharmaceutical Co. Ltd.	61,164	1,561,652
*	IM Co. Ltd.	118,926	99,280
	iMarketKorea, Inc.	110,659	1,041,716
*	INBIOGEN Co. Ltd.	56,942	181,171
	InBody Co. Ltd.	68,482	1,594,073
*	INCON Co. Ltd.	15,665	24,875
*	Incross Co. Ltd.	11,378	449,883
	Industrial Bank of Korea	1,156,649	10,947,251
#*	Infinitt Healthcare Co. Ltd.	44,793	273,965
*††	Infinity NT Co. Ltd.	348,388	108,783
	InfoBank Corp.	11,959	109,964
	INITECH Co. Ltd.	30,861	159,602
*	InkTec Co. Ltd.	1,838	12,737
*	INNO Instrument, Inc.	63,674	117,469
	Innocean Worldwide, Inc.	32,040	1,612,823
*	Innometry Co. Ltd.	8,065	104,018
	InnoWireless, Inc.	21,914	710,192
#*	Innox Advanced Materials Co. Ltd.	111,352	4,049,180
*	Innox Corp.	2,178	51,467
*	Inscobee, Inc.	138,198	388,138
#*	Insun ENT Co. Ltd.	84,076	873,663
*	Insung Information Co. Ltd.	20,573	50,796
	Intekplus Co. Ltd.	19,893	427,450
	Intellian Technologies, Inc.	13,956	853,495
	Intelligent Digital Integrated Security Co. Ltd.	20,066	437,873
*	Interflex Co. Ltd.	52,039	578,630
	Interojo Co. Ltd.	57,041	1,441,549
	Interpark Corp.	233,731	1,340,985
	INTOPS Co. Ltd.	96,905	1,932,879
#*	IntroMedic Co. Ltd.	18,295	90,047
#*	iNtRON Biotechnology, Inc.	69,559	1,148,605
	Inzi Controls Co. Ltd.	46,213	668,444
	INZI Display Co. Ltd.	135,289	391,934
*	Iones Co. Ltd.	61,514	456,409
#	IS Dongseo Co. Ltd.	93,725	3,634,146
	ISC Co. Ltd.	53,055	1,200,292
	i-SENS, Inc.	58,633	1,682,428
	ISU Chemical Co. Ltd.	105,222	1,372,289
*	IsuPetasys Co. Ltd.	168,842	598,387
*	ITCEN Co. Ltd.	28,459	116,291
#	ITM Semiconductor Co. Ltd.	8,696	347,129
	It’s Hanbul Co. Ltd.	21,358	394,480
*	Jaeyoung Solutec Co. Ltd.	173,969	171,508
#*	Jahwa Electronics Co. Ltd.	89,186	1,428,891
#	JASTECH Ltd.	28,283	150,642

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jayjun Cosmetic Co. Ltd.	211,912	$209,413
	JB Financial Group Co. Ltd.	1,287,366	9,786,540
	JC Hyun System, Inc.	48,512	268,701
*	Jcontentree Corp.	18,689	1,121,862
	Jeil Pharmaceutical Co. Ltd.	10,339	300,794
*	Jeju Air Co. Ltd.	59	1,108
*	Jeju Semiconductor Corp.	83,002	340,990
#*	Jeongsan Aikang Co. Ltd.	125,996	230,998
	Jinro Distillers Co. Ltd.	10,945	294,368
	Jinsung T.E.C	55,826	571,931
	JLS Co. Ltd.	38,347	249,088
*	JNK Heaters Co. Ltd.	74,444	453,346
#*	JNTC Co. Ltd.	46,973	332,106
*	Jooyontech Co. Ltd.	83,454	82,856
*	JoyCity Corp.	36,445	341,743
*	Jungdawn Co. Ltd.	62,494	155,471
#*	Jusung Engineering Co. Ltd.	176,373	1,699,495
#	JVM Co. Ltd.	30,718	422,057
#	JW Holdings Corp.	134,527	450,785
	JW Life Science Corp.	37,085	514,230
#	JW Pharmaceutical Corp.	40,096	802,787
*	JW Shinyak Corp.	71,007	235,001
	JYP Entertainment Corp.	139,451	6,271,863
	Kakao Corp.	179,604	19,322,587
*	Kanglim Co. Ltd.	17,922	37,637
	Kangnam Jevisco Co. Ltd.	26,553	568,705
*	Kangstem Biotech Co. Ltd.	72,965	218,797
*	Kangwon Land, Inc.	265,495	6,317,326
#	KAON Media Co. Ltd.	120,767	1,708,389
	KB Financial Group, Inc.	1,155,887	55,949,408
#	KB Financial Group, Inc., ADR	433,520	20,839,260
	KC Co. Ltd.	56,156	1,101,589
	KC Green Holdings Co. Ltd.	87,283	384,201
	KC Tech Co. Ltd.	66,992	1,291,437
	KCC Corp.	19,649	5,617,467
#	KCC Engineering & Construction Co. Ltd.	64,429	551,821
	KCC Glass Corp.	73,102	3,774,591
	KCI Ltd.	7,564	57,279
	KCTC	16,358	90,909
*	KEC Corp.	325,581	1,036,868
	KEPCO Engineering & Construction Co., Inc.	43,939	2,667,881
#	KEPCO Plant Service & Engineering Co. Ltd.	96,518	3,454,840
#*	KEYEAST Co. Ltd.	84,786	1,100,170
	KG Chemical Corp.	879	25,595
#	Kginicis Co. Ltd.	111,969	1,790,215
	KGMobilians Co. Ltd.	83,762	660,077
*	KH Electron Co. Ltd.	297,965	198,196
#*	KH FEELUX Co. Ltd.	629,542	1,635,531
*	KH Vatec Co. Ltd.	55,675	1,152,156
	Kia Corp.	772,035	56,337,193
*	KineMaster Corp.	23,881	348,844
	KINX, Inc.	9,224	377,970
	KISCO Corp.	130,306	1,003,346
	KISCO Holdings Co. Ltd.	45,474	712,820
	KISWIRE Ltd.	61,657	1,453,505
#	KIWOOM Securities Co. Ltd.	96,802	8,726,851
	KleanNara Co. Ltd.	83,882	323,105
	KL-Net Corp.	116,727	434,959
#	KM Corp.	21,132	149,114

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KMH Co. Ltd.	119,777	$923,272
*	KMH Hitech Co. Ltd.	208,558	294,376
#*	KMW Co. Ltd.	40,886	1,444,760
	Knotus Co. Ltd.	7,573	159,168
	Kocom Co. Ltd.	25,809	146,999
#	Koentec Co. Ltd.	75,676	586,679
	Koh Young Technology, Inc.	168,805	2,667,451
#	Kolmar BNH Co. Ltd.	63,540	1,932,721
#	Kolmar Korea Co. Ltd.	36,361	1,390,098
	Kolmar Korea Holdings Co. Ltd.	51,606	1,020,197
	Kolon Corp.	50,494	1,532,994
#	Kolon Global Corp.	60,898	1,359,593
	Kolon Industries, Inc.	106,342	8,136,805
*	Kolon Plastic, Inc.	44,754	627,103
	Komelon Corp.	7,669	79,712
	KoMiCo Ltd.	21,244	1,485,105
#*	Komipharm International Co. Ltd.	28,225	217,487
*	KONA I Co. Ltd.	2,292	67,862
	Kook Soon Dang Brewery Co. Ltd.	12,005	89,263
	Korea Aerospace Industries Ltd.	242,168	6,362,841
*	Korea Airport Service Co. Ltd.	97	3,904
#	Korea Alcohol Industrial Co. Ltd.	74,450	887,607
	Korea Arlico Pharm Co. Ltd.	20,408	134,580
	Korea Asset In Trust Co. Ltd.	255,135	965,385
	Korea Business News Co. Ltd.	21,677	134,948
	Korea Cast Iron Pipe Industries Co. Ltd.	29,890	251,750
#*	Korea Circuit Co. Ltd.	61,216	827,929
	Korea District Heating Corp.	17,444	617,384
#	Korea Electric Power Corp., Sponsored ADR	672,517	6,449,438
	Korea Electric Power Corp.	328,558	6,365,837
	Korea Electric Terminal Co. Ltd.	46,044	2,979,614
	Korea Electronic Certification Authority, Inc.	46,611	320,091
	Korea Electronic Power Industrial Development Co. Ltd.	93,274	1,330,678
	Korea Export Packaging Industrial Co. Ltd.	9,242	203,840
	Korea Flange Co. Ltd.	151,815	378,095
*	Korea Gas Corp.	130,926	4,973,818
	Korea Industrial Co. Ltd.	10,455	30,000
*	Korea Information & Communications Co. Ltd.	43,059	342,315
	Korea Information Certificate Authority, Inc.	1,000	5,685
	Korea Investment Holdings Co. Ltd.	267,099	19,976,691
#*	Korea Line Corp.	1,388,886	3,364,998
#	Korea Petrochemical Ind Co. Ltd.	22,544	3,583,485
	Korea Petroleum Industries Co.	1,755	19,398
	Korea Ratings Corp.	1,688	119,413
	Korea Real Estate Investment & Trust Co. Ltd.	771,733	1,547,885
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	91,463	8,086,677
#	Korea United Pharm, Inc.	43,499	1,817,014
	Korea Zinc Co. Ltd.	31,922	14,697,520
*	Korean Air Lines Co. Ltd.	1,021,517	26,633,450
	Korean Drug Co. Ltd.	11,632	91,496
	Korean Reinsurance Co.	582,722	4,825,497
#	Kortek Corp.	64,017	603,137
*	KOSES Co. Ltd.	16,065	170,210
#*	KPM Tech Co. Ltd.	338,712	397,570
*	KPS Corp.	1,663	17,987
	KPX Chemical Co. Ltd.	15,304	756,837
*	KSIGN Co. Ltd.	122,686	242,991
	KSS LINE Ltd.	136,658	1,394,806
*	KT Alpha Co. Ltd.	95,811	754,627

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KT Corp., Sponsored ADR	309,798	$3,968,512
	KT Corp.	35,348	922,900
	KT Skylife Co. Ltd.	180,547	1,566,763
#	KT Submarine Co. Ltd.	92,378	475,072
	KT&G Corp.	340,403	23,643,965
#	KTB Investment & Securities Co. Ltd.	309,983	1,750,878
#	KTCS Corp.	235,785	539,395
	Ktis Corp.	209,053	455,198
*	Kuk Young G&M	102,238	175,562
	Kukbo Design Co. Ltd.	21,962	466,961
#	Kukdo Chemical Co. Ltd.	32,314	1,851,186
	Kukdong Corp.	196,963	428,886
	Kukdong Oil & Chemicals Co. Ltd.	45,496	168,680
#*	Kuk-il Paper Manufacturing Co. Ltd.	363,623	1,339,811
*	Kukje Pharma Co. Ltd.	31,876	164,484
*	Kum Yang Co. Ltd.	75,736	329,947
#	Kumho Petrochemical Co. Ltd.	99,741	14,675,615
#*	Kumho Tire Co., Inc.	579,102	2,647,790
	KUMHOE&C Co. Ltd.	97,708	1,009,954
	Kumkang Kind Co. Ltd.	118,779	801,515
	Kwang Dong Pharmaceutical Co. Ltd.	232,081	1,544,407
	Kwang Myung Electric Co. Ltd.	106,295	281,152
	Kyeryong Construction Industrial Co. Ltd.	64,593	1,983,531
	Kyobo Securities Co. Ltd.	117,850	887,725
	Kyongbo Pharmaceutical Co. Ltd.	55,105	469,166
	Kyung Dong Navien Co. Ltd.	35,842	2,057,699
*	Kyung Nam Pharm Co. Ltd.	38,956	201,252
	Kyung Nong Corp.	12,631	143,481
#	Kyungbang Co. Ltd.	84,291	960,951
*	Kyungchang Industrial Co. Ltd.	12,186	40,085
	KyungDong City Gas Co. Ltd.	21,115	425,513
	Kyungdong Pharm Co. Ltd.	88,132	1,085,204
	Kyung-In Synthetic Corp.	97,671	587,601
#	L&C Bio Co. Ltd.	36,625	1,073,258
	L&F Co. Ltd.	39,354	6,230,644
	LaonPeople, Inc.	6,117	89,521
#	LB Semicon, Inc.	243,850	2,652,970
	LEADCORP, Inc.	120,465	1,032,526
*	Leaders Cosmetics Co. Ltd.	35,445	124,148
	LEENO Industrial, Inc.	42,725	6,261,975
*	Leenos Corp.	85,201	103,187
	LF Corp.	138,946	2,177,410
	LG Chem Ltd.	114,526	82,178,689
	LG Corp.	190,776	14,914,390
#*	LG Display Co. Ltd., ADR	512,387	4,278,431
#*	LG Display Co. Ltd.	1,624,028	27,446,684
	LG Electronics, Inc.	633,563	65,544,546
	LG HelloVision Co. Ltd.	251,531	1,491,146
	LG Household & Health Care Ltd.	27,426	27,450,302
#	LG Innotek Co. Ltd.	82,722	14,869,823
	LG Uplus Corp.	1,320,165	16,247,476
	LIG Nex1 Co. Ltd.	48,734	1,953,623
#	Lion Chemtech Co. Ltd.	53,078	415,228
	LMS Co. Ltd.	33,118	317,168
#*	Lock & Lock Co. Ltd.	96,287	865,498
*	Longtu Korea, Inc.	20,285	104,400
#	LOT Vacuum Co. Ltd.	57,892	723,628
#	Lotte Chemical Corp.	81,540	15,683,525
#	Lotte Chilsung Beverage Co. Ltd.	18,411	2,298,870

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Confectionery Co. Ltd.	6,338	$698,798
	Lotte Corp.	70,584	1,977,049
*	Lotte Data Communication Co.	16,246	533,565
	LOTTE Fine Chemical Co. Ltd.	131,693	9,614,625
	Lotte Food Co. Ltd.	2,883	942,193
#	LOTTE Himart Co. Ltd.	67,421	1,602,425
*	Lotte Non-Life Insurance Co. Ltd.	564,461	889,810
#	Lotte Shopping Co. Ltd.	40,801	3,672,249
#	LS Cable & System Asia Ltd.	52,587	377,444
	LS Corp.	93,201	4,996,939
	LS Electric Co. Ltd.	100,066	5,064,416
*	Lumens Co. Ltd.	108,585	92,495
*	Lutronic Corp.	71,530	1,154,672
*	LVMC Holdings	333,788	958,299
	LX Hausys Ltd.	58,590	3,493,559
#*	LX Holdings Corp.	92,514	701,340
	LX International Corp.	223,277	5,204,502
#	LX Semicon Co. Ltd.	52,466	4,933,307
	Macquarie Korea Infrastructure Fund	1,457,473	17,082,324
	Macrogen, Inc.	14,561	355,665
#	Maeil Dairies Co. Ltd.	17,678	1,066,965
	Maeil Holdings Co. Ltd.	46,573	395,282
	MAKUS, Inc.	27,519	179,133
#*	Mando Corp.	152,853	8,204,548
#*	Maniker Co. Ltd.	735,403	273,129
#	Mcnex Co. Ltd.	69,880	2,599,721
	ME2ON Co. Ltd.	194,785	984,113
#	Mediana Co. Ltd.	27,541	141,597
*	MEDICOX Co. Ltd.	146,312	140,335
#*††	Medience Co. Ltd.	37,164	147,886
*	Medipost Co. Ltd.	43,477	847,600
#	Medy-Tox, Inc.	22,763	2,922,471
*	Meerecompany, Inc.	15,910	336,636
#	MegaMD Co. Ltd.	34,084	134,242
#	MegaStudy Co. Ltd.	49,775	590,968
#	MegaStudyEdu Co. Ltd.	61,967	4,079,511
*	Mercury Corp.	14,321	100,735
	Meritz Financial Group, Inc.	297,335	8,504,748
	Meritz Fire & Marine Insurance Co. Ltd.	482,739	11,474,576
#	Meritz Securities Co. Ltd.	1,834,640	7,331,001
	META BIOMED Co. Ltd.	46,200	121,571
*	Metalabs Co. Ltd.	38,168	33,417
*	Mgame Corp.	85,404	688,704
	Mi Chang Oil Industrial Co. Ltd.	3,141	213,344
*	MiCo Ltd.	168,474	2,021,802
	Minwise Co. Ltd.	56,145	899,930
	Mirae Asset Life Insurance Co. Ltd.	453,305	1,658,203
	Mirae Asset Securities Co. Ltd.	1,363,861	10,175,145
	Mirae Asset Venture Investment Co. Ltd.	78,494	567,437
*	Mirae Corp.	19,157	226,169
	Miwon Chemicals Co. Ltd.	1,485	101,795
	Miwon Commercial Co. Ltd.	4,123	732,456
	Miwon Holdings Co. Ltd.	834	99,104
	Miwon Specialty Chemical Co. Ltd.	9,678	1,785,183
	MK Electron Co. Ltd.	117,641	1,898,905
*	MNTech Co. Ltd.	113,061	405,203
*	Mobase Electronics Co. Ltd.	66,515	125,342
*	Mobile Appliance, Inc.	78,325	251,348
#*	MOM’S TOUCH&Co.	194,781	815,203

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Monalisa Co. Ltd.	53,629	$182,389
	Moorim P&P Co. Ltd.	182,856	701,463
#	Moorim Paper Co. Ltd.	184,050	432,148
	Motonic Corp.	45,008	429,247
*	Motrex Co. Ltd.	40,555	197,439
*	MP Daesan, Inc.	104,321	73,572
	mPlus Corp.	28,410	336,460
	Mr Blue Corp.	38,373	290,712
	Muhak Co. Ltd.	85,392	711,642
#	Multicampus Co. Ltd.	17,880	575,267
*	MyungMoon Pharm Co. Ltd.	75,737	368,615
*	N2Tech Co. Ltd.	89,797	160,758
*	Naintech Co. Ltd.	48,477	134,343
	Nam Hwa Construction Co. Ltd.	34,033	270,029
	Namhae Chemical Corp.	97,701	1,123,324
*	NamKwang Engineering & Construction Co. Ltd.	4,022	52,537
*	Namsun Aluminum Co. Ltd.	456,303	1,148,773
	Namsung Corp.	67,997	197,741
*	Namu Tech Co. Ltd.	44,462	111,140
*	Namuga Co. Ltd.	39,613	284,222
	Namyang Dairy Products Co. Ltd.	2,107	826,664
*	NanoenTek, Inc.	40,233	248,360
*	Nanos Co. Ltd.	40,681	201,359
	Nasmedia Co. Ltd.	24,618	743,723
*	Nat Games Co. Ltd.	39,949	523,888
#*	Nature & Environment Co. Ltd.	118,457	192,515
	NAVER Corp.	124,187	43,177,658
*	NC& Co. Ltd.	19,756	66,240
	NCSoft Corp.	27,556	14,806,051
*	NDFOS Co. Ltd.	36,508	282,648
	NeoPharm Co. Ltd.	32,942	754,937
*	Neorigin Co. Ltd.	49,149	45,023
#*	Neowiz	71,991	1,623,928
*	Neowiz Holdings Corp.	24,725	1,062,598
#*	NEPES Corp.	87,963	2,645,255
#Ω	Netmarble Corp.	28,980	3,068,796
	Newtree Co. Ltd.	8,771	215,489
	Nexen Corp.	186,961	804,439
#	Nexen Tire Corp.	302,684	1,962,363
*	Nexon GT Co. Ltd.	31,223	317,528
*	NEXT BT Co. Ltd.	73,588	102,447
#*	Next Entertainment World Co. Ltd.	44,760	658,622
	NextEye Co. Ltd.	236,126	340,046
*	Nexturnbioscience Co. Ltd.	35,634	235,214
	NH Investment & Securities Co. Ltd.	560,374	6,329,277
*	NHN Corp.	47,214	3,235,067
#*	NHN KCP Corp.	85,389	4,189,680
	NICE Holdings Co. Ltd.	187,883	2,720,233
	Nice Information & Telecommunication, Inc.	50,685	1,462,559
	NICE Information Service Co. Ltd.	245,501	4,154,505
	NICE Total Cash Management Co. Ltd.	144,784	688,942
*	NK Co. Ltd.	217,476	210,105
*	NKMax Co. Ltd.	63,031	1,410,938
	Nong Shim Holdings Co. Ltd.	14,980	991,474
	Nong Woo Bio Co. Ltd.	35,750	363,579
#	NongShim Co. Ltd.	16,116	3,907,699
	Noroo Holdings Co. Ltd.	17,027	177,920
#	NOROO Paint & Coatings Co. Ltd.	73,272	653,810
#	NOVAREX Co. Ltd.	13,462	479,043

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	NPC	89,214	$486,661
*	NS Co. Ltd.	27,214	264,145
#	NS Shopping Co. Ltd.	97,062	1,156,083
*	NSN Co. Ltd.	104,801	117,035
*	nTels Co. Ltd.	16,136	145,959
*	Nuintek Co. Ltd.	39,134	118,981
*	NuriFlex Co. Ltd.	46,052	313,858
*	NUVOTEC Co. Ltd.	46,960	50,684
	Oceanbridge Co. Ltd.	18,292	215,901
#*	OCI Co. Ltd.	56,929	6,307,357
#*	Omnisystem Co. Ltd.	157,755	302,005
	Openbase, Inc.	89,344	247,798
	Opto Device Technology Co. Ltd.	63,837	379,033
#	OptoElectronics Solutions Co. Ltd.	37,611	1,077,781
#*	OPTRON-TEC, Inc.	133,046	964,812
*	Orbitech Co. Ltd.	60,366	370,465
#*	Orientbio, Inc.	138,146	158,631
#	Orion Corp.	58,939	5,960,727
#	Orion Holdings Corp.	200,852	2,753,678
#*	OSANGJAIEL Co. Ltd.	36,313	293,492
#	Osstem Implant Co. Ltd.	72,734	7,709,904
*	Osung Advanced Materials Co. Ltd.	296,979	673,836
#	Ottogi Corp.	7,707	3,174,719
	Paik Kwang Industrial Co. Ltd.	169,605	818,845
*	Pan Entertainment Co. Ltd.	34,459	211,265
	Pan Ocean Co. Ltd.	1,009,579	5,223,958
*	PANAGENE, Inc.	16,967	54,393
	Pang Rim Co. Ltd.	34,057	79,112
*	Pan-Pacific Co. Ltd.	215,720	503,302
#*	Paradise Co. Ltd.	196,607	2,931,883
	Park Systems Corp.	8,045	817,227
#	Partron Co. Ltd.	335,922	2,697,565
*	Paru Co. Ltd.	54,666	53,228
	Paseco Co. Ltd.	19,827	375,998
*	Pearl Abyss Corp.	57,820	5,148,270
#	People & Technology, Inc.	67,212	2,014,481
*	PharmAbcine	14,433	93,577
#	PharmaResearch Co. Ltd.	14,782	1,166,162
*	PharmGen Science, Inc.	56,062	569,698
*	Pharmicell Co. Ltd.	153,962	1,649,249
*	Philoptics Co. Ltd.	18,475	165,638
*	Philosys Healthcare Co. Ltd.	103,057	97,538
*	Phoenix Materials Co. Ltd.	44,939	39,277
	PI Advanced Materials Co. Ltd.	85,454	3,309,902
	PJ Electronics Co. Ltd.	19,239	153,019
	PLAYWITH, Inc.	24,475	235,699
	Point Engineering Co. Ltd.	69,045	208,545
*	Polaris Office Corp.	51,428	95,863
*	POLARIS WORKS, Inc.	32,163	48,168
*††	POLUS BioPharm, Inc.	44,171	8,682
#	Poongsan Corp.	35,041	992,814
	Poongsan Holdings Corp.	904	22,066
	POSCO, Sponsored ADR	346,815	21,939,517
	POSCO	186,218	47,230,776
#	POSCO Chemical Co. Ltd.	29,296	3,655,113
	POSCO Coated & Color Steel Co. Ltd.	3,990	195,505
#	Posco ICT Co. Ltd.	210,688	1,208,395
#	Posco International Corp.	377,319	7,030,295
	Posco M-Tech Co. Ltd.	120,524	833,416

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Power Logics Co. Ltd.	171,065	$1,157,876
*	PowerNet Technologies Corp.	31,115	199,914
#	Protec Co. Ltd.	27,652	638,542
	PS TEC Co. Ltd.	37,133	151,315
#	PSK, Inc.	54,167	1,794,566
	Pulmuone Co. Ltd.	101,274	1,479,773
*	Puloon Technology, Inc.	17,744	180,111
	Pungkuk Alcohol Industry Co. Ltd.	27,641	415,712
	Pyeong Hwa Automotive Co. Ltd.	70,469	669,587
	QSI Co. Ltd.	12,646	174,119
*	Ray Co. Ltd/KR	14,512	359,591
	Rayence Co. Ltd.	31,992	360,460
*††	Redrover Co. Ltd.	124,001	36,411
#	Reyon Pharmaceutical Co. Ltd.	22,037	1,047,645
	RFHIC Corp.	42,801	1,152,367
*	RFTech Co. Ltd.	125,876	636,407
*	RingNet Co. Ltd.	17,199	95,903
	RN2 Technologies Co. Ltd.	3,531	50,516
*	Robostar Co. Ltd.	17,018	297,328
*	Robotis Co. Ltd.	11,928	130,621
#	Rsupport Co. Ltd.	56,877	348,712
	S Net Systems, Inc.	58,918	332,098
#	S&S Tech Corp.	39,811	1,256,501
*	S.Y. Co. Ltd.	147,219	484,188
	S-1 Corp.	82,528	5,883,926
	Sajo Industries Co. Ltd.	14,263	583,082
	Sajodaerim Corp.	16,682	397,651
*	Sajodongaone Co. Ltd.	293,790	320,320
#*	Sam Chun Dang Pharm Co. Ltd.	33,712	1,361,960
#*	SAM KANG M&T Co. Ltd.	69,895	1,247,899
#	Sam Young Electronics Co. Ltd.	80,306	830,210
	Sam Yung Trading Co. Ltd.	88,339	1,175,447
	Sambo Corrugated Board Co. Ltd.	17,238	212,585
#*	Sambo Motors Co. Ltd.	77,790	432,664
*	Sambu Engineering & Construction Co. Ltd.	298,989	533,664
	Samchully Co. Ltd.	12,649	1,022,283
	Samchuly Bicycle Co. Ltd.	26,803	224,125
#	Samho Development Co. Ltd.	131,743	573,775
*	SAMHWA NETWORKS Co. Ltd.	37,921	126,774
	SAMHWA Paints Industrial Co. Ltd.	48,339	415,878
	Samick Musical Instruments Co. Ltd.	248,383	387,126
	Samick THK Co. Ltd.	36,331	372,286
*	Samil C&S Co. Ltd.	6,427	58,028
	Samil Pharmaceutical Co. Ltd.	17,972	124,981
	Samji Electronics Co. Ltd.	51,364	538,188
#	Samjin LND Co. Ltd.	95,857	343,334
	Samjin Pharmaceutical Co. Ltd.	78,034	1,719,644
*	Samkee Corp.	249,407	1,120,047
*	Sammok S-Form Co. Ltd.	29,195	403,976
#	SAMPYO Cement Co. Ltd.	212,168	906,957
*Ω	Samsung Biologics Co. Ltd.	9,560	7,122,086
	Samsung C&T Corp.	167,098	16,361,139
#	Samsung Card Co. Ltd.	120,173	3,528,498
	Samsung Electro-Mechanics Co. Ltd.	240,915	32,809,432
	Samsung Electronics Co. Ltd.	17,111,392	1,024,512,331
*	Samsung Engineering Co. Ltd.	584,231	12,426,009
	Samsung Fire & Marine Insurance Co. Ltd.	125,789	24,934,214
#*	Samsung Heavy Industries Co. Ltd.	1,795,539	9,812,276
	Samsung Life Insurance Co. Ltd.	154,077	8,912,770

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Samsung Pharmaceutical Co. Ltd.	188,018	$940,990
	Samsung Publishing Co. Ltd.	10,594	311,205
	Samsung SDI Co. Ltd.	48,654	30,697,162
	Samsung SDS Co. Ltd.	62,750	8,248,059
	Samsung Securities Co. Ltd.	287,620	11,692,758
	SAMT Co. Ltd.	320,421	1,440,567
#	Samwha Capacitor Co. Ltd.	40,542	1,974,865
#	Samwha Electric Co. Ltd.	16,326	404,276
	Samyang Corp.	25,145	1,471,298
#	Samyang Foods Co. Ltd.	26,140	1,832,251
	Samyang Holdings Corp.	25,027	2,206,203
	Samyang Packaging Corp.	2,371	53,599
	Samyang Tongsang Co. Ltd.	11,508	628,817
*	Samyoung Chemical Co. Ltd.	41,285	111,633
	Samyung ENC Co. Ltd.	15,520	105,816
#	Sang-A Frontec Co. Ltd.	27,525	1,488,961
*	Sangbo Corp.	141,599	238,699
#*	Sangsangin Co. Ltd.	298,441	2,287,321
	Sangsin Energy Display Precision Co. Ltd.	38,818	568,241
#	SaraminHR Co. Ltd.	37,627	1,480,720
	Satrec Initiative Co. Ltd.	34,088	1,469,717
	SAVEZONE I&C Corp.	104,700	286,036
*	SBI Investment Korea Co. Ltd.	245,434	371,397
*	SBS Media Holdings Co. Ltd.	204,321	361,861
#*	SBW	1,464,679	926,615
	SCI Information Service, Inc.	44,129	126,927
*	S-Connect Co. Ltd.	230,038	359,650
*	SDN Co. Ltd.	201,770	389,363
	Seah Besteel Corp.	93,184	1,728,900
	SeAH Holdings Corp.	495	47,031
	SeAH Steel Corp.	14,287	1,265,138
#	SeAH Steel Holdings Corp.	12,030	1,294,492
	Sebang Co. Ltd.	83,997	898,935
#	Sebang Global Battery Co. Ltd.	42,017	2,954,009
#	Seegene, Inc.	107,895	4,936,430
	Segyung Hitech Co. Ltd.	19,647	408,915
	Sejin Heavy Industries Co. Ltd.	51,741	288,743
	Sejong Industrial Co. Ltd.	91,862	865,602
*	Sejong Telecom, Inc.	1,779,080	884,555
*	Sekonix Co. Ltd.	45,425	321,400
*	Selvas AI, Inc.	76,838	257,979
	Sempio Co.	3,643	137,255
	Sempio Foods Co.	9,694	384,044
	Semyung Electric Machinery Co. Ltd.	4,892	22,486
#	S-Energy Co. Ltd.	122,545	493,463
#	Seobu T&D	208,602	1,563,374
#	Seohan Co. Ltd.	523,713	865,412
	Seohee Construction Co. Ltd.	12,520	19,797
#*	Seojin System Co. Ltd.	35,708	1,056,523
*	Seoul Auction Co. Ltd.	25,300	606,060
	Seoul City Gas Co. Ltd.	299	42,562
*	Seoul Food Industrial Co. Ltd.	1,169,428	329,642
*	Seoul Pharma Co. Ltd.	20,628	124,603
#	Seoul Semiconductor Co. Ltd.	236,958	3,034,404
#	Seoul Viosys Co. Ltd.	50,169	605,563
#	Seoulin Bioscience Co. Ltd.	28,953	557,307
	SEOWONINTECH Co. Ltd.	33,914	185,431
	Seoyon Co. Ltd.	124,856	1,681,193
	Seoyon E-Hwa Co. Ltd.	36,254	240,227

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Settle Bank, Inc.	8,918	$248,670
	Sewha P&C, Inc.	36,684	55,703
*	Sewon E&C Co. Ltd.	570,182	534,532
††	Sewon Precision Industry Co. Ltd.	8,303	10,778
	SEWOONMEDICAL Co. Ltd.	119,343	435,155
#	SFA Engineering Corp.	114,769	3,471,086
#*	SFA Semicon Co. Ltd.	400,382	2,176,097
	S-Fuelcell Co. Ltd.	8,855	249,235
*	SG Corp.	432,784	256,148
*	SG Global Co. Ltd.	42,966	79,953
*	SG&G Corp.	6,380	13,141
	SGC e Tec E&C Co. Ltd.	10,203	607,027
#*	SH Energy & Chemical Co. Ltd.	492,639	461,424
	Shin Heung Energy & Electronics Co. Ltd.	13,747	774,665
	Shin Poong Paper Manufacturing Co. Ltd.	26,742	60,174
#	Shin Poong Pharmaceutical Co. Ltd.	36,748	1,636,459
	Shindaeyang Paper Co. Ltd.	15,591	1,170,368
	Shinhan Financial Group Co. Ltd.	1,478,212	48,259,065
	Shinhan Financial Group Co. Ltd., ADR	289,465	9,355,509
	Shinil Electronics Co. Ltd.	224,260	373,426
	Shinsegae Engineering & Construction Co. Ltd.	20,226	661,330
	Shinsegae Food Co. Ltd.	12,767	988,548
	Shinsegae Information & Communication Co. Ltd.	1,063	189,127
	Shinsegae International, Inc.	10,333	1,490,129
#	Shinsegae, Inc.	44,588	9,484,402
	Shinsung Delta Tech Co. Ltd.	40,572	564,511
*	Shinsung E&G Co. Ltd.	445,898	904,389
#*	Shinsung Tongsang Co. Ltd.	442,396	1,365,124
	Shinwha Intertek Corp.	234,318	702,615
*	Shinwon Construction Co. Ltd.	5,268	42,271
*	Shinwon Corp.	300,027	883,777
	Shinyoung Securities Co. Ltd.	26,629	1,432,448
*	SHOWBOX Corp.	272,156	1,622,241
*	Signetics Corp.	272,494	409,241
#	SIGONG TECH Co. Ltd.	54,078	292,874
	Silla Co. Ltd.	40,398	444,284
	SIMMTECH Co. Ltd.	125,218	3,300,171
	SIMMTECH HOLDINGS Co. Ltd.	22,283	55,250
	SIMPAC, Inc.	77,838	526,101
*	Sindoh Co. Ltd.	29,934	843,960
	Sinil Pharm Co. Ltd.	25,346	265,514
*	SinSin Pharmaceutical Co. Ltd.	16,393	100,072
	SJ Group Co. Ltd.	11,405	238,273
#	SK Chemicals Co. Ltd.	34,189	5,282,435
	SK D&D Co. Ltd.	27,196	736,612
#	SK Discovery Co. Ltd.	88,257	3,602,467
	SK Gas Ltd.	10,342	1,222,660
	SK Hynix, Inc.	1,965,870	173,292,552
*	SK Innovation Co. Ltd.	99,025	20,651,660
	SK Materials Co. Ltd.	20,083	6,574,440
	SK Networks Co. Ltd.	1,396,199	6,081,964
*	SK Rent A Car Co. Ltd.	2,559	26,587
	SK Securities Co. Ltd.	2,444,970	2,057,830
*	SK Telecom Co. Ltd., Sponsored ADR	795	23,055
*	SK Telecom Co. Ltd.	29,696	7,751,466
	SK, Inc.	89,740	18,727,590
#	SKC Co. Ltd.	59,577	9,159,488
	SL Corp.	96,561	2,720,704
*	SM Culture & Contents Co. Ltd.	92,494	376,404

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SM Entertainment Co. Ltd.	61,750	$4,160,476
*	SM Life Design Group Co. Ltd.	49,539	147,873
*	S-MAC Co. Ltd.	1,207,313	1,202,131
	SMCore, Inc.	32,004	191,049
*	SMEC Co. Ltd.	156,448	230,505
	SNT Dynamics Co. Ltd.	137,823	1,094,539
	SNT Energy Co. Ltd.	5,847	110,161
	SNT Holdings Co. Ltd.	52,159	793,065
#	SNT Motiv Co. Ltd.	68,813	2,971,171
*	SNU Precision Co. Ltd.	92,815	278,124
	S-Oil Corp.	127,912	11,192,001
#*	Solborn, Inc.	62,107	280,400
*	Solid, Inc.	135,315	773,709
	Solus Advanced Materials Co. Ltd.	46,486	3,284,458
	Songwon Industrial Co. Ltd.	150,359	2,312,717
#*	Sonokong Co. Ltd.	62,623	157,507
	Soosan Heavy Industries Co. Ltd.	108,380	247,435
	Soulbrain Co. Ltd.	15,919	3,573,527
#*	Soulbrain Holdings Co. Ltd.	34,719	1,300,486
	SPC Samlip Co. Ltd.	17,810	1,167,655
	Speco Co. Ltd.	26,562	139,267
	SPG Co. Ltd.	49,432	419,283
#	Spigen Korea Co. Ltd.	17,324	678,344
#	Ssangyong C&E Co. Ltd.	504,185	3,398,280
*††	Ssangyong Motor Co.	175,845	156,313
*	ST Pharm Co. Ltd.	16,890	1,266,020
*	Straffic Co. Ltd.	17,585	92,054
*	Studio Dragon Corp.	42,460	3,138,058
*	Sugentech, Inc.	19,946	234,963
	Suheung Co. Ltd.	40,017	1,638,761
	Sun Kwang Co. Ltd.	26,496	1,265,178
#*	SundayToz Corp.	24,837	474,806
	Sung Bo Chemicals Co. Ltd.	60,663	222,527
#	Sung Kwang Bend Co. Ltd.	146,579	1,154,186
#*	Sungchang Enterprise Holdings Ltd.	298,320	649,165
	Sungdo Engineering & Construction Co. Ltd.	75,720	357,522
	Sungshin Cement Co. Ltd.	151,889	1,450,371
#	Sungwoo Hitech Co. Ltd.	417,416	2,159,650
#	Sunjin Co. Ltd.	92,108	1,020,964
#*	Sunny Electronics Corp.	119,120	403,361
*	Suprema, Inc.	23,021	489,804
	SurplusGlobal, Inc.	46,285	171,412
	SV Investment Corp.	130,924	408,765
*	Synergy Innovation Co. Ltd.	102,483	357,783
*	Synopex, Inc.	309,966	796,482
*	Syntekabio, Inc.	7,335	69,653
	Systems Technology, Inc.	67,715	953,068
*	T Scientific Co. Ltd.	20,656	60,823
	Tae Kyung Industrial Co. Ltd.	49,374	272,663
#	Taekwang Industrial Co. Ltd.	2,224	1,903,834
	Taekyung BK Co. Ltd.	4,221	20,664
*††	Taewoong Co. Ltd.	65,836	528,187
#	Taeyoung Engineering & Construction Co. Ltd.	199,845	1,901,171
#*	Taihan Electric Wire Co. Ltd.	471,428	906,019
*	Taihan Fiberoptics Co. Ltd.	284,013	777,260
*	Taihan Textile Co. Ltd.	3,946	155,883
*	Tailim Packaging Co. Ltd.	86,426	309,756
	TCC Steel	20,704	148,639
	TechWing, Inc.	74,580	1,361,958

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Tego Science, Inc.	10,886	$227,299
#*	Telcon RF Pharmaceutical, Inc.	206,627	600,567
*	Telechips, Inc.	38,499	517,887
#	TES Co. Ltd.	58,139	1,329,717
#	Tesna, Inc.	36,121	1,410,717
*	Theragen Etex Co. Ltd.	122,423	679,927
*	Thinkware Systems Corp.	54,296	812,484
*	TK Chemical Corp.	211,722	1,261,442
	TK Corp.	113,007	1,137,798
*	TOBESOFT Co. Ltd.	39,275	68,235
#	Tokai Carbon Korea Co. Ltd.	33,048	3,534,546
	Tongyang Life Insurance Co. Ltd.	334,633	1,957,947
#	Tongyang, Inc.	994,398	1,426,881
*	Tonymoly Co. Ltd.	15,374	90,224
*	Top Engineering Co. Ltd.	77,846	497,112
#	Toptec Co. Ltd.	115,324	864,080
*	Tovis Co. Ltd.	108,388	789,346
	TS Corp.	300,710	850,410
#	TSE Co. Ltd.	13,867	713,145
*	Tuksu Construction Co. Ltd.	16,330	161,973
*	T’way Holdings, Inc.	52,145	56,767
*	TY Holdings Co. Ltd.	189,303	4,408,624
#*	TYM Corp.	697,095	1,213,555
	UBCare Co. Ltd.	73,933	486,024
#	Ubiquoss Holdings, Inc.	26,027	370,620
#	Ubiquoss, Inc.	37,938	683,594
*	Ubivelox, Inc.	22,833	270,089
*	UIL Co. Ltd.	28,043	65,060
	Uju Electronics Co. Ltd.	50,213	1,184,762
	Uni-Chem Co. Ltd.	21,981	26,108
*	Unick Corp.	66,151	414,470
	Unid Co. Ltd.	30,033	3,003,281
*	Union Korea Pharm Co. Ltd.	14,471	127,737
	Union Materials Corp.	59,762	183,818
	Union Semiconductor Equipment & Materials Co. Ltd.	92,662	1,054,342
#	Uniquest Corp.	70,731	626,209
*	Unitekno Co. Ltd.	22,795	234,265
#*	UniTest, Inc.	51,310	1,299,044
	Unitrontech Co. Ltd.	14,409	70,632
	UTI, Inc.	24,094	244,458
	V One Tech Co. Ltd.	7,479	54,924
	Value Added Technology Co. Ltd.	47,834	1,661,520
*	Very Good Tour Co. Ltd.	15,471	199,788
	Viatron Technologies, Inc.	52,253	464,100
*	VICTEK Co. Ltd.	75,937	355,224
#*	Vidente Co. Ltd.	175,868	2,186,575
	Vieworks Co. Ltd.	39,106	1,327,922
*	Vina Tech Co. Ltd.	6,213	276,094
	Visang Education, Inc.	43,584	315,076
	Vitzro Tech Co. Ltd.	16,080	130,208
	Vitzrocell Co. Ltd.	84,933	1,187,257
*	Vivien Corp.	37,287	97,396
*	Vivozon Healthcare, Inc.	283,536	303,001
#*	VT GMP Co. Ltd.	24,862	169,772
	Webcash Corp.	28,271	737,249
#*	Webzen, Inc.	67,058	1,552,279
*	Welcron Co. Ltd.	36,675	132,951
*	Wellbiotec Co. Ltd.	51,090	79,805
#	Wemade Co. Ltd.	66,658	10,430,610

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Whanin Pharmaceutical Co. Ltd.	57,351	$881,071
*	WI Co. Ltd.	96,880	132,305
	Wiable Corp.	75,485	199,088
*	WillBes & Co.	375,945	610,775
#	Winix, Inc.	52,263	904,584
*	Winpac, Inc.	149,928	298,101
#	Wins Co. Ltd.	39,739	538,923
#	WiSoL Co. Ltd.	197,113	1,753,090
*	WIZIT Co. Ltd.	493,112	700,290
*	WONIK CUBE Corp.	64,656	225,130
#*	Wonik Holdings Co. Ltd.	282,483	1,260,180
#	WONIK IPS Co. Ltd.	126,377	4,386,116
#	Wonik Materials Co. Ltd.	49,893	1,394,744
*	Wonik Pne Co. Ltd.	52,975	1,568,269
*	Wonik QnC Corp.	59,385	1,282,563
*	WooGene B&G Co. Ltd.	42,651	80,827
	Woojin Plaimm Co. Ltd.	9,262	35,153
	Woojin, Inc.	61,549	507,997
#	Woongjin Thinkbig Co. Ltd.	202,782	581,720
*	Wooree Bio Co. Ltd.	117,959	413,548
	Woori Financial Group, Inc.	1,884,685	21,425,381
	Woori Investment Bank Co. Ltd.	2,043,055	1,744,928
#*	Woori Technology, Inc.	183,605	345,912
	Woorison F&G Co. Ltd.	200,437	398,143
	Woory Industrial Co. Ltd.	33,002	698,481
#*	Woosu AMS Co. Ltd.	82,772	357,457
	WooSung Feed Co. Ltd.	13,384	344,349
	Worldex Industry & Trading Co. Ltd.	40,401	844,969
*	Wysiwyg Studios Co. Ltd.	22,353	523,703
	Y G-1 Co. Ltd.	113,580	842,493
*††	Y2 Solution Co. Ltd.	19,090	7,474
*	Yapex, Inc.	164,624	279,729
	YAS Co. Ltd.	25,171	277,562
*	Y-entec Co. Ltd.	56,724	593,671
	Yeong Hwa Metal Co. Ltd.	153,616	261,438
*	Yest Co. Ltd.	28,152	350,553
*	YG Entertainment, Inc.	30,750	1,853,423
*	YG PLUS	65,759	429,950
*	YIK Corp.	92,226	421,349
*	YJM Games Co. Ltd.	128,890	284,982
	YMC Co. Ltd.	39,216	298,457
*	YMT Co. Ltd.	19,985	356,879
	Yonwoo Co. Ltd.	22,062	462,458
	Yoosung Enterprise Co. Ltd.	119,745	346,383
	Youlchon Chemical Co. Ltd.	50,475	951,549
#	Young Poong Corp.	2,563	1,504,948
	Young Poong Precision Corp.	60,056	517,451
#	Youngone Corp.	147,354	5,639,981
	Youngone Holdings Co. Ltd.	40,502	1,630,570
*	YoungWoo DSP Co. Ltd.	112,767	205,502
	YTN Co. Ltd.	12,525	37,328
	Yuanta Securities Korea Co. Ltd.	783,320	3,025,220
	Yuhan Corp.	126,471	6,488,233
	YuHwa Securities Co. Ltd.	32,205	76,414
*	Yujin Robot Co. Ltd.	44,003	125,143
#*	Yungjin Pharmaceutical Co. Ltd.	265,384	1,065,516
	Yuyu Pharma, Inc.	44,577	283,540
#	Zeus Co. Ltd.	35,614	634,905
*	Zinitix Co. Ltd.	12,353	28,336

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Zinus, Inc.	30,656	$2,053,199

TOTAL SOUTH KOREA			4,041,070,223

TAIWAN — (16.0%)
	Aaeon Technology, Inc.	5,000	11,670
#	ABC Taiwan Electronics Corp.	440,613	453,199
	Abico Avy Co. Ltd.	805,396	748,312
	Ability Enterprise Co. Ltd.	1,813,974	1,276,180
#*	Ability Opto-Electronics Technology Co. Ltd.	376,471	980,513
	Abnova Corp.	16,000	21,130
#	AcBel Polytech, Inc.	2,480,468	3,091,464
	Accton Technology Corp.	1,764,369	15,425,595
#	Acer, Inc.	11,705,595	10,956,218
#	ACES Electronic Co. Ltd.	871,000	1,489,678
*	Acon Holding, Inc.	1,339,000	368,818
#	Acter Group Corp. Ltd.	315,561	2,106,935
	Action Electronics Co. Ltd.	1,084,000	543,714
#	ADATA Technology Co. Ltd.	957,465	2,869,061
#	Addcn Technology Co. Ltd.	134,146	1,222,513
#	Advanced Ceramic X Corp.	206,000	2,551,755
#	Advanced International Multitech Co. Ltd.	867,000	2,468,632
#*	Advanced Optoelectronic Technology, Inc.	451,000	396,583
	Advanced Power Electronics Corp.	59,000	222,341
#	Advancetek Enterprise Co. Ltd.	1,501,662	1,355,679
	Advantech Co. Ltd.	766,465	10,023,838
	Aerospace Industrial Development Corp.	2,710,000	2,749,738
#*	AGV Products Corp.	2,882,603	1,054,066
	Airmate Cayman International Co. Ltd.	20,467	14,545
	Airtac International Group	423,335	12,667,015
#	Alcor Micro Corp.	189,000	385,531
#*	ALI Corp.	1,134,256	1,161,421
#	Allied Circuit Co. Ltd.	92,000	476,682
#	Allis Electric Co. Ltd.	700,197	597,739
#	Alltek Technology Corp.	879,062	957,716
#	Alltop Technology Co. Ltd.	73,531	419,252
#	Alpha Networks, Inc.	2,383,873	2,315,953
#	Altek Corp.	1,787,159	2,422,397
#	Amazing Microelectronic Corp.	450,085	3,316,947
*	Ambassador Hotel	1,675,000	1,825,538
#	Ampire Co. Ltd.	330,000	285,858
#	Ample Electronic Technology Co. Ltd.	25,000	90,436
#	AMPOC Far-East Co. Ltd.	551,567	760,074
	AmTRAN Technology Co. Ltd.	5,710,944	3,634,993
	Anderson Industrial Corp.	296,247	113,209
#	Anji Technology Co. Ltd.	197,000	320,522
#	Anpec Electronics Corp.	426,702	2,811,716
#	Apacer Technology, Inc.	588,005	919,775
#	APAQ Technology Co. Ltd.	259,520	474,756
#	APCB, Inc.	1,086,000	841,679
#	Apex Biotechnology Corp.	510,625	421,318
	Apex International Co. Ltd.	835,916	2,350,502
#	Apex Medical Corp.	308,463	294,928
#	Apex Science & Engineering	681,870	262,776
	Apogee Optocom Co. Ltd.	22,000	55,990
#	Arcadyan Technology Corp.	711,759	2,692,142
	Ardentec Corp.	3,183,993	6,822,532
	Argosy Research, Inc.	96,391	318,532
#	ASE Technology Holding Co. Ltd., ADR	140,935	1,003,457
	ASE Technology Holding Co. Ltd.	12,589,387	45,032,443

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Asia Cement Corp.	8,179,655	$13,028,300
#	Asia Electronic Material Co. Ltd.	211,000	156,938
	Asia Optical Co., Inc.	981,000	3,132,191
*	Asia Pacific Telecom Co. Ltd.	7,098,415	2,098,719
#*	Asia Plastic Recycling Holding Ltd.	1,370,533	361,105
#	Asia Polymer Corp.	2,426,858	3,417,995
#	Asia Tech Image, Inc.	306,000	615,590
#	Asia Vital Components Co. Ltd.	1,714,864	5,124,353
#	ASMedia Technology, Inc.	70,048	4,105,769
	ASPEED Technology, Inc.	100,999	10,131,631
#	ASROCK, Inc.	202,000	1,262,681
#	Asustek Computer, Inc.	1,661,861	21,128,591
	Aten International Co. Ltd.	525,715	1,596,378
#	AU Optronics Corp.	26,854,497	18,455,030
#	Auden Techno Corp.	47,000	364,136
#	Audix Corp.	575,375	1,180,212
#	AURAS Technology Co. Ltd.	516,303	2,968,592
#	Aurona Industries, Inc.	463,000	327,006
	Aurora Corp.	337,258	1,077,386
#	Avalue Technology, Inc.	333,000	591,068
	Awea Mechantronic Co. Ltd.	161,062	197,829
#	Axiomtek Co. Ltd.	314,000	592,162
*	Azurewave Technologies, Inc.	172,000	134,348
	Bank of Kaohsiung Co. Ltd.	4,599,279	1,862,356
	Baolong International Co. Ltd.	140,000	100,189
	Basso Industry Corp.	728,284	1,127,578
#	BenQ Materials Corp.	1,015,000	1,438,130
#	BES Engineering Corp.	9,274,050	2,933,716
#	Bin Chuan Enterprise Co. Ltd.	732,257	650,308
#	Bionet Corp.	41,000	62,976
	Bionime Corp.	157,000	383,609
#	Biostar Microtech International Corp.	797,712	580,644
#	Bioteque Corp.	389,680	1,536,757
#	Bizlink Holding, Inc.	748,291	6,916,952
#	Bon Fame Co. Ltd.	142,000	206,358
	Brave C&H Supply Co. Ltd.	23,000	63,437
#	Bright Led Electronics Corp.	507,180	428,306
#	Brighten Optix Corp.	31,000	419,381
#	Brighton-Best International Taiwan, Inc.	425,749	531,935
	Browave Corp.	27,000	38,712
#	C Sun Manufacturing Ltd.	793,367	1,297,150
*	Cameo Communications, Inc.	1,510,435	729,951
#	Capital Futures Corp.	619,808	862,382
	Capital Securities Corp.	10,875,614	5,935,867
#	Career Technology MFG. Co. Ltd.	3,699,001	3,336,360
#	Carnival Industrial Corp.	623,530	303,144
#	Caswell, Inc.	106,000	351,339
	Catcher Technology Co. Ltd.	2,450,872	14,211,157
	Cathay Chemical Works	32,000	27,324
	Cathay Financial Holding Co. Ltd.	15,618,816	32,557,301
#	Cathay Real Estate Development Co. Ltd.	4,558,600	3,197,490
#	Cayman Engley Industrial Co. Ltd.	303,801	710,960
#	CCP Contact Probes Co. Ltd.	46,000	101,252
#	Celxpert Energy Corp.	558,000	933,187
#	Center Laboratories, Inc.	1,759,519	4,208,447
#	Central Reinsurance Co. Ltd.	960,312	969,123
#	Century Iron & Steel Industrial Co. Ltd.	111,000	452,193
	Chailease Holding Co. Ltd.	4,942,353	47,335,631
#*	Chain Chon Industrial Co. Ltd.	966,000	736,844

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	ChainQui Construction Development Co. Ltd.	730,946	$482,968
#*	Champion Building Materials Co. Ltd.	2,162,390	835,801
	Chang Hwa Commercial Bank Ltd.	21,429,340	12,654,422
	Chang Wah Electromaterials, Inc.	1,908,190	2,321,229
#	Chang Wah Technology Co. Ltd.	502,980	1,887,256
#	Channel Well Technology Co. Ltd.	997,000	1,460,435
#	Chant Sincere Co. Ltd.	135,000	193,580
	Charoen Pokphand Enterprise	986,620	2,838,204
	CHC Healthcare Group	560,000	740,417
#	CHC Resources Corp.	447,048	724,101
#	Chen Full International Co. Ltd.	489,000	724,706
#	Chenbro Micom Co. Ltd.	481,000	1,302,270
*	Cheng Fwa Industrial Co. Ltd.	58,000	29,634
#	Cheng Loong Corp.	4,775,160	5,850,085
#*	Cheng Mei Materials Technology Corp.	4,278,200	1,832,149
	Cheng Shin Rubber Industry Co. Ltd.	7,970,508	9,782,524
	Cheng Uei Precision Industry Co. Ltd.	3,111,630	4,325,662
#	Chenming Electronic Technology Corp.	748,708	363,832
	Chi Hua Fitness Co. Ltd.	27,000	91,463
#	Chia Chang Co. Ltd.	766,000	1,284,340
#	Chia Hsin Cement Corp.	3,036,747	2,206,785
#	Chian Hsing Forging Industrial Co. Ltd.	262,000	404,683
	Chicony Electronics Co. Ltd.	3,152,689	9,015,192
#	Chicony Power Technology Co. Ltd.	1,112,696	2,793,268
	Chief Telecom, Inc.	5,000	51,329
#	Chieftek Precision Co. Ltd.	371,375	1,159,066
#	Chien Kuo Construction Co. Ltd.	1,153,364	543,986
	Chilisin Electronics Corp.	1,255,925	3,896,365
#	Chime Ball Technology Co. Ltd.	162,282	228,580
*	China Airlines Ltd.	15,642,057	9,686,007
#	China Bills Finance Corp.	3,836,000	2,298,981
#	China Chemical & Pharmaceutical Co. Ltd.	1,479,000	1,175,803
	China Development Financial Holding Corp.	38,608,157	19,733,729
#	China Ecotek Corp.	132,000	187,274
#	China Electric Manufacturing Corp.	1,740,658	723,148
#	China Fineblanking Technology Co. Ltd.	303,576	456,960
#	China General Plastics Corp.	2,729,607	3,648,822
#	China Glaze Co. Ltd.	706,022	370,332
	China Life Insurance Co. Ltd.	3,833,671	4,007,234
#	China Man-Made Fiber Corp.	7,845,227	2,870,008
#	China Metal Products.	2,390,405	2,752,328
	China Motor Corp.	1,550,286	3,861,986
#*	China Petrochemical Development Corp.	21,278,941	9,271,911
	China Steel Chemical Corp.	852,998	3,791,187
	China Steel Corp.	22,238,440	26,811,913
#	China Steel Structure Co. Ltd.	538,000	1,073,812
#	China Wire & Cable Co. Ltd.	906,680	883,449
#	Chinese Maritime Transport Ltd.	573,964	1,162,076
#	Ching Feng Home Fashions Co. Ltd.	692,659	499,193
	Chin-Poon Industrial Co. Ltd.	2,600,617	2,800,663
	Chipbond Technology Corp.	4,741,000	11,004,745
	ChipMOS Technologies, Inc.	2,687,155	4,468,355
#	ChipMOS Technologies, Inc., ADR	62,027	2,063,653
	Chlitina Holding Ltd.	350,000	3,004,178
#	Chong Hong Construction Co. Ltd.	1,068,739	2,836,595
	Chroma ATE, Inc.	1,215,705	7,939,005
#	Chun YU Works & Co. Ltd.	1,416,000	1,465,739
#	Chun Yuan Steel Industry Co. Ltd.	2,745,177	2,243,352
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,580,500	3,827,457

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chung Hung Steel Corp.	4,630,926	$5,843,063
	Chung Hwa Food Industrial Co. Ltd.	39,115	183,898
#*	Chung Hwa Pulp Corp.	2,481,308	1,986,102
#	Chung Lien Transportation Co. Ltd.	27,000	74,545
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	212,000	498,437
#	Chunghwa Precision Test Tech Co. Ltd.	128,000	3,664,350
	Chunghwa Telecom Co. Ltd., Sponsored ADR	251,854	9,948,233
	Chunghwa Telecom Co. Ltd.	6,972,000	27,666,658
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,406,000	703,148
	Cleanaway Co. Ltd.	460,000	3,541,628
	Clevo Co.	3,246,482	4,024,505
#	CMC Magnetics Corp.	7,532,944	2,392,410
#	CoAsia Electronics Corp.	510,463	238,042
	Collins Co. Ltd.	280,060	153,946
	Compal Electronics, Inc.	21,550,560	18,965,771
#	Compeq Manufacturing Co. Ltd.	6,634,000	9,654,144
#	Compucase Enterprise	358,000	400,795
#	Concord Securities Co. Ltd.	3,557,671	1,515,471
#	Concraft Holding Co. Ltd.	465,931	950,327
#	Continental Holdings Corp.	2,637,250	2,392,155
#	Contrel Technology Co. Ltd.	726,000	516,092
#	Coremax Corp.	356,233	2,206,876
#	Coretronic Corp.	2,600,600	5,382,903
#	Co-Tech Development Corp.	918,800	2,481,378
	Cowealth Medical Holding Co. Ltd.	180,369	159,966
*	Coxon Precise Industrial Co. Ltd.	331,000	159,062
#*	CSBC Corp. Taiwan	1,949,712	1,530,371
	CTBC Financial Holding Co. Ltd.	58,510,931	48,860,079
#	CTCI Corp.	3,227,896	4,229,646
#*	C-Tech United Corp.	174,819	150,758
#	Cub Elecparts, Inc.	308,765	1,901,154
#	CviLux Corp.	649,378	1,120,936
	Cyberlink Corp.	101,504	330,675
#	CyberPower Systems, Inc.	264,000	717,134
#	CyberTAN Technology, Inc.	2,224,873	2,122,077
#	Cypress Technology Co. Ltd.	295,589	629,071
#	DA CIN Construction Co. Ltd.	1,710,809	1,867,934
	Dadi Early-Childhood Education Group Ltd.	124,502	676,945
	Dafeng TV Ltd.	396,061	616,288
#*	Da-Li Development Co. Ltd.	1,537,257	1,686,010
*	Danen Technology Corp.	464,279	268,486
	Darfon Electronics Corp.	1,236,700	1,859,666
#*	Darwin Precisions Corp.	2,699,304	1,082,703
#	Daxin Materials Corp.	334,500	1,106,789
#	De Licacy Industrial Co. Ltd.	1,599,469	882,949
#*	Delpha Construction Co. Ltd.	1,078,805	578,348
	Delta Electronics, Inc.	3,084,028	27,223,869
	Depo Auto Parts Ind Co. Ltd.	902,634	1,825,921
#	Dimerco Data System Corp.	61,598	140,785
#	Dimerco Express Corp.	891,000	2,765,046
#	D-Link Corp.	2,902,758	2,140,770
#	Draytek Corp.	173,000	175,524
#	Dyaco International, Inc.	277,408	648,619
#	DYNACOLOR, Inc.	243,000	318,930
#	Dynamic Electronics Co. Ltd.	1,097,693	830,562
#	Dynapack International Technology Corp.	828,000	2,863,220
#	E & R Engineering Corp.	136,000	306,182
#	E Ink Holdings, Inc.	2,983,000	9,889,294
	E.Sun Financial Holding Co. Ltd.	40,107,061	38,323,186

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eastern Media International Corp.	2,216,434	$2,539,933
	Eclat Textile Co. Ltd.	705,518	15,417,796
#	ECOVE Environment Corp.	166,000	1,392,229
#	Edimax Technology Co. Ltd.	1,152,423	448,069
#	Edison Opto Corp.	663,000	499,692
	Edom Technology Co. Ltd.	1,310,141	1,604,888
#	eGalax_eMPIA Technology, Inc.	339,334	933,047
#	Egis Technology, Inc.	463,000	2,205,146
#	Elan Microelectronics Corp.	1,424,026	8,573,166
#	E-LIFE MALL Corp.	407,000	1,220,678
	Elite Advanced Laser Corp.	839,320	1,686,551
	Elite Material Co. Ltd.	1,488,839	12,893,935
#	Elite Semiconductor Microelectronics Technology, Inc.	1,240,390	6,378,011
#	Elitegroup Computer Systems Co. Ltd.	1,973,028	1,682,116
	eMemory Technology, Inc.	190,000	15,782,444
#	Emerging Display Technologies Corp.	789,000	522,899
#	Ennoconn Corp.	398,751	2,643,714
#*	Ennostar, Inc.	4,014,431	10,564,498
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,390,317
#*	Epileds Technologies, Inc.	362,000	304,451
	Eslite Spectrum Corp.	33,550	73,642
#	Eson Precision Ind Co. Ltd.	700,000	1,684,692
	Eternal Materials Co. Ltd.	5,192,999	6,884,654
#	Eurocharm Holdings Co. Ltd.	157,000	878,690
*	Eva Airways Corp.	14,428,695	9,792,896
*	Everest Textile Co. Ltd.	3,778,829	1,323,819
	Evergreen International Storage & Transport Corp.	3,054,000	2,982,377
	Evergreen Marine Corp. Taiwan Ltd.	10,501,920	37,793,058
#	Everlight Chemical Industrial Corp.	2,920,756	2,692,420
	Everlight Electronics Co. Ltd.	3,330,570	5,947,852
#*	Everspring Industry Co. Ltd.	545,000	429,783
#	Excellence Opto, Inc.	141,000	147,219
#	Excelliance Mos Corp.	147,000	1,016,952
	Excelsior Medical Co. Ltd.	1,006,707	2,002,833
	EZconn Corp.	348,600	438,195
	Far Eastern Department Stores Ltd.	9,925,000	7,890,895
	Far Eastern International Bank	22,917,562	8,619,434
	Far Eastern New Century Corp.	10,225,705	10,709,848
	Far EasTone Telecommunications Co. Ltd.	6,684,000	14,707,669
	Farcent Enterprise Co. Ltd.	24,000	54,829
#	Farglory F T Z Investment Holding Co. Ltd.	725,385	1,318,018
	Farglory Land Development Co. Ltd.	2,018,105	4,877,220
#*	Federal Corp.	2,518,938	2,436,601
#	Feedback Technology Corp.	167,200	426,299
	Feng Hsin Steel Co. Ltd.	2,733,131	7,686,604
	Feng TAY Enterprise Co. Ltd.	1,243,785	9,677,990
	First Financial Holding Co. Ltd.	26,193,678	21,565,660
#	First Hi-Tec Enterprise Co. Ltd.	351,736	809,262
#	First Hotel	1,220,293	634,486
#	First Insurance Co. Ltd.	2,157,640	1,031,979
#	First Steamship Co. Ltd.	4,441,961	2,049,113
#	FIT Holding Co. Ltd.	895,436	1,074,239
#	FLEXium Interconnect, Inc.	1,867,724	6,470,982
	Flytech Technology Co. Ltd.	645,070	1,690,159
#	FocalTech Systems Co. Ltd.	243,000	1,400,695
	Forcecon Tech Co. Ltd.	17,000	44,042
#	Forest Water Environment Engineering Co. Ltd.	245,326	300,782
#	Formosa Advanced Technologies Co. Ltd.	1,321,000	1,799,184
	Formosa Chemicals & Fibre Corp.	5,726,198	16,615,623

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa International Hotels Corp.	330,975	$1,770,552
#*	Formosa Laboratories, Inc.	583,467	1,248,409
#	Formosa Oilseed Processing Co. Ltd.	304,891	568,136
#	Formosa Optical Technology Co. Ltd.	200,000	416,304
	Formosa Petrochemical Corp.	1,453,000	5,231,239
	Formosa Plastics Corp.	5,036,770	19,509,726
	Formosa Sumco Technology Corp.	86,000	488,906
#	Formosa Taffeta Co. Ltd.	3,435,460	3,708,911
	Formosan Rubber Group, Inc.	1,704,143	1,382,973
#	Formosan Union Chemical	2,129,936	1,563,097
#	Fortune Electric Co. Ltd.	752,304	994,507
#	Founding Construction & Development Co. Ltd.	1,418,882	965,140
#	Foxconn Technology Co. Ltd.	3,063,241	7,605,755
#	Foxsemicon Integrated Technology, Inc.	425,402	3,139,959
	Froch Enterprise Co. Ltd.	1,166,384	1,194,300
#	FSP Technology, Inc.	857,619	1,250,977
#	Fubon Financial Holding Co. Ltd.	21,290,128	56,278,807
#	Fulgent Sun International Holding Co. Ltd.	792,730	2,939,707
	Fullerton Technology Co. Ltd.	652,670	404,802
#*	Fulltech Fiber Glass Corp.	2,364,215	1,493,612
	Fusheng Precision Co. Ltd.	43,000	291,897
#	Fwusow Industry Co. Ltd.	1,027,294	779,656
#	G Shank Enterprise Co. Ltd.	1,087,510	2,602,698
	Gallant Precision Machining Co. Ltd.	25,000	29,324
#	Gamania Digital Entertainment Co. Ltd.	192,000	399,208
#*	GCS Holdings, Inc.	365,000	639,889
#	GEM Services, Inc.	421,970	1,516,014
#	Gemtek Technology Corp.	2,158,574	2,126,969
#	General Interface Solution Holding Ltd.	1,483,000	5,190,137
	General Plastic Industrial Co. Ltd.	579,478	547,111
#	Generalplus Technology, Inc.	303,000	716,316
#	GeneReach Biotechnology Corp.	99,860	286,353
#	Genesys Logic, Inc.	527,000	2,741,607
#	Genius Electronic Optical Co. Ltd.	430,576	6,637,956
	Genmont Biotech, Inc.	78,314	67,357
	Genovate Biotechnology Co. Ltd.	101,700	81,949
	GeoVision, Inc.	215,840	244,590
	Getac Technology Corp.	2,271,281	4,278,081
	GFC Ltd.	104,400	246,501
	Giant Manufacturing Co. Ltd.	1,294,363	15,033,078
#*	Giantplus Technology Co. Ltd.	1,742,000	737,565
#	Gigabyte Technology Co. Ltd.	2,726,750	11,072,548
#	Gigasolar Materials Corp.	21,820	159,421
#*	Gigastorage Corp.	574,760	517,889
	Ginko International Co. Ltd.	318,150	2,309,243
	Global Brands Manufacture Ltd.	2,171,175	2,770,249
#	Global Lighting Technologies, Inc.	276,000	800,946
	Global Mixed Mode Technology, Inc.	277,000	2,245,221
#	Global PMX Co. Ltd.	285,000	1,803,287
#	Global Unichip Corp.	269,000	5,805,384
	Globaltek Fabrication Co. Ltd.	22,000	33,504
#	Globalwafers Co. Ltd.	598,779	16,429,298
#	Globe Union Industrial Corp.	1,621,820	897,012
#	Gloria Material Technology Corp.	3,777,885	2,885,419
#*	GlycoNex, Inc.	108,000	110,699
#	Gold Circuit Electronics Ltd.	1,640,747	3,930,657
#	Goldsun Building Materials Co. Ltd.	5,662,965	5,243,583
#	Good Will Instrument Co. Ltd.	205,342	196,925
#	Gourmet Master Co. Ltd.	619,102	2,921,878

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Grand Fortune Securities Co. Ltd.	1,213,941	$698,813
#	Grand Ocean Retail Group Ltd.	691,000	479,192
#	Grand Pacific Petrochemical	5,343,000	5,199,699
#	Grand Plastic Technology Corp.	124,000	1,623,401
#	GrandTech CG Systems, Inc.	320,600	577,413
#	Grape King Bio Ltd.	736,000	4,289,749
	Great China Metal Industry	1,132,000	1,051,288
#	Great Taipei Gas Co. Ltd.	1,484,000	1,769,084
#	Great Tree Pharmacy Co. Ltd.	153,051	1,129,915
	Great Wall Enterprise Co. Ltd.	3,762,837	7,264,093
	Greatek Electronics, Inc.	1,986,000	5,690,228
*††	Green Energy Technology, Inc.	2,077,221	4,482
	GTM Holdings Corp.	1,004,550	903,901
#	Hannstar Board Corp.	3,229,831	4,850,942
#	HannStar Display Corp.	13,891,323	7,063,132
	HannsTouch Solution, Inc.	3,855,862	1,651,239
#	Hanpin Electron Co. Ltd.	361,000	367,666
#	Harvatek Corp.	1,001,839	902,154
	Heran Co. Ltd.	3,000	12,642
#	Hey Song Corp.	1,965,500	2,472,000
#	Hi-Clearance, Inc.	111,978	554,200
	Highlight Tech Corp.	445,842	682,407
#	Highwealth Construction Corp.	3,371,243	5,443,635
#	HIM International Music, Inc.	91,200	289,044
#	Hiroca Holdings Ltd.	420,221	738,011
#	Hitron Technology, Inc.	826,997	624,989
	Hiwin Technologies Corp.	1,065,838	11,868,888
	Ho Tung Chemical Corp.	6,768,828	2,535,538
#	Hocheng Corp.	1,761,300	902,930
	Hold-Key Electric Wire & Cable Co. Ltd.	73,521	38,378
#	Holiday Entertainment Co. Ltd.	513,400	1,148,568
#	Holtek Semiconductor, Inc.	1,034,000	3,842,904
#	Holy Stone Enterprise Co. Ltd.	801,675	3,409,572
	Hon Hai Precision Industry Co. Ltd.	22,635,403	87,380,306
	Hong Pu Real Estate Development Co. Ltd.	1,691,554	1,324,171
#	Hong TAI Electric Industrial	1,346,000	1,283,464
#	Hong YI Fiber Industry Co.	1,021,680	872,584
#	Horizon Securities Co. Ltd.	2,115,000	1,228,596
#	Hota Industrial Manufacturing Co. Ltd.	1,187,219	4,016,252
	Hotai Finance Co. Ltd.	256,000	813,173
	Hotai Motor Co. Ltd.	891,000	19,619,923
	Hotron Precision Electronic Industrial Co. Ltd.	297,159	640,879
#	Hsin Yung Chien Co. Ltd.	241,510	1,085,568
#	Hsing TA Cement Co.	496,222	376,092
#*	HTC Corp.	2,509,619	5,930,588
	Hu Lane Associate, Inc.	404,555	1,958,822
#	HUA ENG Wire & Cable Co. Ltd.	2,300,000	1,749,966
	Hua Nan Financial Holdings Co. Ltd.	23,146,210	16,948,495
	Huaku Development Co. Ltd.	1,480,400	4,842,627
	Huang Hsiang Construction Corp.	961,735	1,263,753
#	Hung Ching Development & Construction Co. Ltd.	903,000	971,814
#	Hung Sheng Construction Ltd.	3,260,603	2,830,164
#	Huxen Corp.	219,072	403,553
#	Hwa Fong Rubber Industrial Co. Ltd.	1,225,096	707,007
#*	Hwacom Systems, Inc.	113,000	85,955
#	Hycon Technology Corp.	87,170	546,533
#	Ibase Technology, Inc.	794,345	1,114,591
	IBF Financial Holdings Co. Ltd.	16,564,285	9,475,193
	Ichia Technologies, Inc.	1,401,255	818,672

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	I-Chiun Precision Industry Co. Ltd.	1,110,749	$2,356,306
	IEI Integration Corp.	637,173	1,015,567
#	Infortrend Technology, Inc.	1,508,866	778,215
#	Info-Tek Corp.	475,000	855,657
#	Innodisk Corp.	465,121	3,214,097
#	Innolux Corp.	32,678,151	19,656,916
#	Inpaq Technology Co. Ltd.	439,550	928,585
	Insyde Software Corp.	40,000	113,018
#	Intai Technology Corp.	220,800	675,449
#	Integrated Service Technology, Inc.	666,669	1,239,721
	IntelliEPI, Inc.	50,000	136,471
#	International CSRC Investment Holdings Co.	4,490,083	3,883,245
	International Games System Co. Ltd.	274,000	7,058,338
	Inventec Corp.	10,754,276	10,285,468
#	Iron Force Industrial Co. Ltd.	244,682	618,518
#	I-Sheng Electric Wire & Cable Co. Ltd.	605,000	925,341
#	I-Sunny Construction & Development Co. Ltd.	36,300	101,664
#	ITE Technology, Inc.	897,646	3,366,460
#	ITEQ Corp.	974,608	4,511,185
††	J Touch Corp.	22,100	0
#	Jarllytec Co. Ltd.	359,828	685,176
#	Jentech Precision Industrial Co. Ltd.	246,156	3,274,000
	Jess-Link Products Co. Ltd.	540,450	684,229
	Jia Wei Lifestyle, Inc.	30,000	88,028
#	Jih Lin Technology Co. Ltd.	265,000	1,165,580
	Jinan Acetate Chemical Co. Ltd.	5,060	18,209
#*	Jinli Group Holdings Ltd.	688,681	358,321
	Johnson Health Tech Co. Ltd.	182,000	382,189
#	Jourdeness Group Ltd.	246,000	673,715
#	K Laser Technology, Inc.	917,459	664,751
#	Kaimei Electronic Corp.	492,314	1,542,368
#	Kaori Heat Treatment Co. Ltd.	535,321	969,045
#	Kaulin Manufacturing Co. Ltd.	1,285,684	678,503
	KEE TAI Properties Co. Ltd.	3,388,101	1,599,830
	Kenda Rubber Industrial Co. Ltd.	3,141,885	3,460,316
#	Kenmec Mechanical Engineering Co. Ltd.	1,366,000	1,367,482
#	Kerry TJ Logistics Co. Ltd.	1,082,000	1,690,635
#	Key Ware Electronics Co. Ltd.	264,131	141,057
#	Keystone Microtech Corp.	71,000	854,064
#	KHGEARS International Ltd.	6,000	20,125
#	Kindom Development Co. Ltd.	2,585,000	3,568,510
#	King Chou Marine Technology Co. Ltd.	539,800	677,258
	King Slide Works Co. Ltd.	297,450	4,570,890
	King Yuan Electronics Co. Ltd.	7,800,032	11,192,184
	King’s Town Bank Co. Ltd.	6,861,653	10,245,688
#*	King’s Town Construction Co. Ltd.	685,690	901,630
	Kinik Co.	607,000	1,650,615
#*	Kinko Optical Co. Ltd.	485,120	515,062
#	Kinpo Electronics	7,707,892	3,606,173
#	Kinsus Interconnect Technology Corp.	1,096,476	9,649,629
	KMC Kuei Meng International, Inc.	372,951	2,717,282
#	KNH Enterprise Co. Ltd.	719,150	571,766
#	KS Terminals, Inc.	730,290	2,549,763
	Kung Long Batteries Industrial Co. Ltd.	485,000	2,460,653
#	Kung Sing Engineering Corp.	3,823,135	1,179,340
#	Kuo Toong International Co. Ltd.	848,735	654,678
#	Kuo Yang Construction Co. Ltd.	1,240,517	1,071,217
#	Kwong Fong Industries Corp.	534,733	215,240
	Kwong Lung Enterprise Co. Ltd.	618,000	932,151

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	KYE Systems Corp.	1,412,107	$539,921
	L&K Engineering Co. Ltd.	1,065,000	1,119,900
#	La Kaffa International Co. Ltd.	157,947	560,137
*	LAN FA Textile	1,456,412	642,240
#	Land Mark Optoelectronics Corp.	307,600	1,979,538
#	Lanner Electronics, Inc.	548,705	981,541
#	Largan Precision Co. Ltd.	267,234	19,914,059
#	Laser Tek Taiwan Co. Ltd.	434,144	467,878
#	Laster Tech Corp. Ltd.	110,404	175,016
#	Leader Electronics, Inc.	324,886	189,943
#*	Leadtek Research, Inc.	156,000	363,648
#*	Lealea Enterprise Co. Ltd.	4,323,965	1,798,292
#	Ledlink Optics, Inc.	565,858	582,818
#	LEE CHI Enterprises Co. Ltd.	1,060,000	956,511
#	Lelon Electronics Corp.	483,122	1,113,157
#	Lemtech Holdings Co. Ltd.	177,032	946,007
*	Leofoo Development Co. Ltd.	623,010	404,183
#*	Li Cheng Enterprise Co. Ltd.	522,057	365,423
#*	Li Peng Enterprise Co. Ltd.	3,859,060	1,441,588
#	Lian HWA Food Corp.	421,499	1,007,798
	Lida Holdings Ltd.	400,000	453,275
	Lien Hwa Industrial Holdings Corp.	3,194,017	6,413,610
	Lifestyle Global Enterprise, Inc.	71,000	89,984
#*	Lingsen Precision Industries Ltd.	2,327,490	2,115,270
	Lite-On Technology Corp.	11,037,419	24,357,157
#*	Long Bon International Co. Ltd.	2,276,276	1,465,755
#	Long Da Construction & Development Corp.	354,000	257,487
#	Longchen Paper & Packaging Co. Ltd.	5,859,590	5,078,666
#	Longwell Co.	638,000	1,293,168
	Lotes Co. Ltd.	451,625	9,409,682
#	Lu Hai Holding Corp.	392,386	565,176
#	Lucky Cement Corp.	1,196,000	512,828
	Lumax International Corp. Ltd.	479,126	1,226,869
#	Lung Yen Life Service Corp.	829,000	1,341,327
*	LuxNet Corp.	489,952	311,570
#	M31 Technology Corp.	14,000	200,635
#	Macauto Industrial Co. Ltd.	364,000	1,067,404
#	Machvision, Inc.	251,890	2,127,377
#	Macronix International Co. Ltd.	9,172,837	12,978,417
	Makalot Industrial Co. Ltd.	1,151,670	10,051,016
	Marketech International Corp.	112,000	471,134
#	Materials Analysis Technology, Inc.	409,932	2,117,775
#	Mayer Steel Pipe Corp.	752,905	819,935
#	Maywufa Co. Ltd.	178,462	123,669
	MediaTek, Inc.	2,798,823	92,116,776
	Mega Financial Holding Co. Ltd.	15,954,220	19,172,815
#	Meiloon Industrial Co.	474,889	477,987
	Mercuries & Associates Holding Ltd.	3,088,376	2,573,912
*	Mercuries Life Insurance Co. Ltd.	10,977,512	3,620,426
	Merida Industry Co. Ltd.	570,588	5,943,395
#	Merry Electronics Co. Ltd.	654,771	1,937,068
*	Microbio Co. Ltd.	289,925	658,714
#	Micro-Star International Co. Ltd.	2,910,465	14,687,748
	Mildef Crete, Inc.	282,000	597,661
#*	MIN AIK Technology Co. Ltd.	854,249	680,711
#	Mirle Automation Corp.	1,072,512	1,614,383
#	Mitac Holdings Corp.	5,646,535	5,843,819
	MJ International Co. Ltd.	24,000	46,384
#*	Mobiletron Electronics Co. Ltd.	526,960	1,148,669

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	momo.com, Inc.	146,900	$9,466,274
#	MPI Corp.	359,000	1,659,347
#	Nak Sealing Technologies Corp.	306,549	964,851
	Namchow Holdings Co. Ltd.	1,387,000	2,411,982
#	Nan Kang Rubber Tire Co. Ltd.	2,308,197	3,320,424
#	Nan Liu Enterprise Co. Ltd.	264,000	1,169,753
	Nan Pao Resins Chemical Co. Ltd.	11,000	55,077
#	Nan Ren Lake Leisure Amusement Co. Ltd.	687,000	378,892
	Nan Ya Plastics Corp.	7,350,584	22,557,917
	Nan Ya Printed Circuit Board Corp.	331,211	5,860,529
#	Nang Kuang Pharmaceutical Co. Ltd.	271,000	337,320
#	Nantex Industry Co. Ltd.	1,544,363	4,540,611
	Nanya Technology Corp.	3,393,751	8,137,276
#	National Petroleum Co. Ltd.	643,000	1,112,455
#	Netronix, Inc.	247,000	507,346
	New Best Wire Industrial Co. Ltd.	110,200	142,448
#	New Era Electronics Co. Ltd.	445,000	360,356
#*	Newmax Technology Co. Ltd.	114,000	169,010
	Nexcom International Co. Ltd.	644,267	540,538
	Nichidenbo Corp.	1,073,552	1,948,339
#	Nidec Chaun-Choung Technology Corp.	153,000	922,043
#	Nien Hsing Textile Co. Ltd.	719,656	540,082
	Nien Made Enterprise Co. Ltd.	675,000	9,276,545
#	Niko Semiconductor Co. Ltd.	121,000	326,951
#	Nishoku Technology, Inc.	232,800	708,138
#	Nova Technology Corp.	64,000	337,530
#	Novatek Microelectronics Corp.	1,629,000	24,433,273
#	Nuvoton Technology Corp.	559,000	2,579,227
#	O-Bank Co. Ltd.	2,522,961	707,712
#	Ocean Plastics Co. Ltd.	784,000	933,061
*	Oneness Biotech Co. Ltd.	425,000	4,011,547
	OptoTech Corp.	2,771,537	4,289,165
#	Orient Europharma Co. Ltd.	202,000	295,472
#*	Orient Semiconductor Electronics Ltd.	1,737,637	1,554,696
#*	Oriental Union Chemical Corp.	3,431,819	2,951,631
#	O-TA Precision Industry Co. Ltd.	388,683	2,436,554
#	Pacific Construction Co.	1,133,276	401,274
#	Pacific Hospital Supply Co. Ltd.	387,706	971,526
#	PADAUK Technology Co. Ltd.	25,500	141,422
#	Paiho Shih Holdings Corp.	733,656	990,726
	Pan German Universal Motors Ltd.	5,000	38,586
#	Pan Jit International, Inc.	1,260,074	5,108,229
#	Pan-International Industrial Corp.	1,435,854	2,098,607
#	Panion & BF Biotech, Inc.	64,753	159,603
#	Parade Technologies Ltd.	192,805	12,420,404
#*	Paragon Technologies Co. Ltd.	258,626	222,548
	Parpro Corp.	61,000	57,160
#	PCL Technologies, Inc.	305,067	925,641
#	P-Duke Technology Co. Ltd.	364,644	938,114
	Pegatron Corp.	8,126,293	19,893,483
	Pegavision Corp.	119,000	2,336,295
	PharmaEngine, Inc.	9,000	19,107
*††	Pharmally International Holding Co. Ltd.	422,490	161,234
#*	Phihong Technology Co. Ltd.	2,221,101	2,944,892
#	Phison Electronics Corp.	468,000	6,598,938
#	Phoenix Tours International, Inc.	245,535	379,035
*	Phytohealth Corp.	153,000	122,800
#	Pixart Imaging, Inc.	645,000	3,665,782
#	Planet Technology Corp.	181,000	436,855

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Plastron Precision Co. Ltd.	375,491	$179,733
#	Plotech Co. Ltd.	612,000	546,233
#	Polytronics Technology Corp.	397,239	1,771,003
#	Posiflex Technology, Inc.	142,939	468,101
	Pou Chen Corp.	8,470,005	10,387,766
#	Power Wind Health Industry, Inc.	179,319	935,365
	Powertech Technology, Inc.	4,433,580	15,556,527
#	Poya International Co. Ltd.	251,850	4,510,844
	President Chain Store Corp.	1,792,728	18,119,168
	President Securities Corp.	7,401,644	6,029,561
#	Primax Electronics Ltd.	2,388,000	4,432,004
	Prince Housing & Development Corp.	8,312,140	3,965,734
#	Pro Hawk Corp.	67,000	433,968
††	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co. Ltd.	890,000	1,242,777
#	Prosperity Dielectrics Co. Ltd.	639,687	1,251,540
	Qisda Corp.	10,352,525	11,565,847
	QST International Corp.	317,000	671,671
#	Qualipoly Chemical Corp.	658,893	974,364
#	Quang Viet Enterprise Co. Ltd.	180,000	815,973
	Quanta Computer, Inc.	8,959,436	25,171,541
	Quanta Storage, Inc.	1,051,000	1,465,446
#	Quintain Steel Co. Ltd.	2,025,215	1,486,816
	Radiant Opto-Electronics Corp.	2,489,692	8,723,140
	Radium Life Tech Co. Ltd.	5,996,858	2,269,151
#	Rafael Microelectronics, Inc.	149,097	1,822,797
#*	RDC Semiconductor Co. Ltd.	165,000	2,365,128
	Realtek Semiconductor Corp.	1,113,861	20,035,728
	Rechi Precision Co. Ltd.	2,351,292	1,579,058
	Rexon Industrial Corp. Ltd.	370,559	892,587
	Rich Development Co. Ltd.	3,708,769	1,221,607
#	RichWave Technology Corp.	333,340	3,466,250
*	Right WAY Industrial Co. Ltd.	295,767	113,560
*	Ritek Corp.	5,288,593	1,862,352
#*	Roo Hsing Co. Ltd.	3,341,000	1,015,196
*	Rotam Global Agrosciences Ltd.	217,217	174,714
	Ruentex Development Co. Ltd.	4,350,836	11,103,953
	Ruentex Engineering & Construction Co.	290,440	1,295,847
#	Ruentex Industries Ltd.	2,367,682	9,239,354
	Run Long Construction Co. Ltd.	36,620	78,896
	Sakura Development Co. Ltd.	13,674	15,468
#	Samebest Co. Ltd.	133,160	163,848
	Sampo Corp.	2,061,895	2,196,078
#	San Fang Chemical Industry Co. Ltd.	1,152,659	895,979
#	San Far Property Ltd.	1,184,297	648,391
#	San Shing Fastech Corp.	658,622	1,396,486
	Sanitar Co. Ltd.	265,000	332,946
	Sanyang Motor Co. Ltd.	3,674,802	3,581,067
	Savior Lifetec Corp.	300,203	220,756
#	SCI Pharmtech, Inc.	389,174	1,091,935
#	Scientech Corp.	251,000	622,997
	ScinoPharm Taiwan Ltd.	12,000	10,698
	SciVision Biotech, Inc.	6,510	11,415
#	SDI Corp.	741,000	4,431,361
#	Sea Sonic Electronics Co. Ltd.	186,000	533,284
	Senao International Co. Ltd.	458,547	525,540
#	Senao Networks, Inc.	143,000	479,535
#	Sensortek Technology Corp.	70,000	1,462,750
#	Sercomm Corp.	1,341,000	3,074,029

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sesoda Corp.	1,312,261	$1,450,861
	Shanghai Commercial & Savings Bank Ltd.	393,000	622,380
	Shan-Loong Transportation Co. Ltd.	588,247	745,918
#	Sharehope Medicine Co. Ltd.	473,397	462,912
	Sheng Yu Steel Co. Ltd.	1,009,000	1,211,418
#	ShenMao Technology, Inc.	580,450	1,483,463
	Shieh Yih Machinery Industry Co. Ltd.	412,000	167,773
#	Shih Her Technologies, Inc.	349,000	906,587
#	Shihlin Electric & Engineering Corp.	1,628,787	3,063,544
	Shin Hai Gas Corp.	8,242	14,309
#	Shin Kong Financial Holding Co. Ltd.	41,479,198	14,618,781
	Shin Shin Natural Gas Co.	9,480	14,840
	Shin Zu Shing Co. Ltd.	1,071,127	3,842,676
	Shinih Enterprise Co. Ltd.	119,000	95,120
#*	Shining Building Business Co. Ltd.	2,706,622	1,080,159
	Shinkong Insurance Co. Ltd.	1,949,784	3,235,755
	Shinkong Synthetic Fibers Corp.	7,389,844	5,013,516
#	Shinkong Textile Co. Ltd.	869,169	1,290,423
#	Shiny Chemical Industrial Co. Ltd.	551,842	2,646,070
#	ShunSin Technology Holding Ltd.	216,000	702,798
*	Shuttle, Inc.	1,998,000	847,914
	Sigurd Microelectronics Corp.	2,756,523	5,826,470
	Silergy Corp.	113,000	18,668,178
*	Silitech Technology Corp.	69,521	86,139
	Simplo Technology Co. Ltd.	672,880	7,249,167
#	Sinbon Electronics Co. Ltd.	1,092,849	9,042,345
	Sincere Navigation Corp.	2,291,741	2,288,872
#	Single Well Industrial Corp.	257,351	256,045
#	Sinher Technology, Inc.	415,000	630,692
#	Sinmag Equipment Corp.	265,519	1,022,755
	Sino-American Silicon Products, Inc.	2,680,000	18,357,089
#	Sinon Corp.	3,335,740	2,922,576
	SinoPac Financial Holdings Co. Ltd.	34,893,497	17,770,805
#	Sinphar Pharmaceutical Co. Ltd.	116,147	121,902
#	Sinyi Realty, Inc.	1,453,314	1,741,105
#	Sirtec International Co. Ltd.	743,000	699,404
#	Sitronix Technology Corp.	660,774	6,344,570
#	Siward Crystal Technology Co. Ltd.	1,148,705	1,389,681
	Soft-World International Corp.	344,000	1,111,391
#	Solar Applied Materials Technology Corp.	2,276,531	4,103,838
#	Solomon Technology Corp.	673,000	420,188
#	Solteam, Inc.	387,930	963,690
#	Sonix Technology Co. Ltd.	911,000	2,818,383
#	Southeast Cement Co. Ltd.	1,181,000	774,733
#	Speed Tech Corp.	298,000	911,625
#	Spirox Corp.	415,745	429,173
#	Sporton International, Inc.	343,852	2,793,775
	St Shine Optical Co. Ltd.	297,000	3,155,012
#	Standard Chemical & Pharmaceutical Co. Ltd.	545,040	756,852
#	Standard Foods Corp.	2,124,734	3,960,728
	Stark Technology, Inc.	585,520	1,489,502
	Sunjuice Holdings Co. Ltd.	20,000	267,174
#	Sunko INK Co. Ltd.	278,800	171,766
	SunMax Biotechnology Co. Ltd.	36,000	104,646
#	Sunny Friend Environmental Technology Co. Ltd.	428,000	3,070,491
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,464,001	2,030,082
#	Sunplus Technology Co. Ltd.	2,288,153	3,052,514
#	Sunrex Technology Corp.	690,145	1,077,293
#	Sunspring Metal Corp.	887,291	898,068

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Supreme Electronics Co. Ltd.	2,406,910	$3,890,944
#	Swancor Holding Co. Ltd.	9,000	31,945
#	Sweeten Real Estate Development Co. Ltd.	1,111,353	1,114,286
#	Symtek Automation Asia Co. Ltd.	322,257	1,174,576
#	Syncmold Enterprise Corp.	724,000	1,839,357
	SYNergy ScienTech Corp.	36,000	44,133
#	Synmosa Biopharma Corp.	367,992	304,623
	Synnex Technology International Corp.	4,786,732	9,274,517
	Sysage Technology Co. Ltd.	16,000	22,030
	Systex Corp.	799,293	2,481,696
#	T3EX Global Holdings Corp.	730,182	3,391,463
#	TA Chen Stainless Pipe	7,522,181	11,902,742
#	Ta Liang Technology Co. Ltd.	259,000	754,030
#	Ta Ya Electric Wire & Cable	2,983,801	2,658,075
#	Ta Yih Industrial Co. Ltd.	220,000	340,905
#	Tah Hsin Industrial Corp.	319,410	719,456
	TAI Roun Products Co. Ltd.	228,000	128,197
#	TA-I Technology Co. Ltd.	422,834	967,824
#*	Tai Tung Communication Co. Ltd.	675,813	427,186
	Taichung Commercial Bank Co. Ltd.	26,849,581	11,543,225
#	TaiDoc Technology Corp.	304,532	1,916,428
#	Taiflex Scientific Co. Ltd.	1,200,460	2,061,011
#	Taimide Tech, Inc.	601,940	884,000
#	Tainan Enterprises Co. Ltd.	690,289	451,755
#	Tainan Spinning Co. Ltd.	4,596,791	3,762,711
#	Tai-Saw Technology Co. Ltd.	309,960	355,068
	Taishin Financial Holding Co. Ltd.	41,206,816	27,052,082
#	TaiSol Electronics Co. Ltd.	80,000	115,850
#	Taisun Enterprise Co. Ltd.	815,775	800,590
#	Taita Chemical Co. Ltd.	1,721,707	2,149,464
	TAI-TECH Advanced Electronics Co. Ltd.	12,000	55,308
	Taiwan Business Bank	19,972,436	6,794,542
	Taiwan Cement Corp.	18,156,539	31,505,712
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	674,331	1,135,907
	Taiwan Cogeneration Corp.	1,711,657	2,354,934
	Taiwan Cooperative Financial Holding Co. Ltd.	22,546,719	18,332,082
	Taiwan FamilyMart Co. Ltd.	118,000	1,098,419
#	Taiwan Fertilizer Co. Ltd.	3,400,000	8,314,555
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,348,880	968,471
#	Taiwan FU Hsing Industrial Co. Ltd.	1,024,000	1,490,675
	Taiwan Glass Industry Corp.	4,778,904	4,710,251
	Taiwan High Speed Rail Corp.	6,436,000	6,725,525
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,153,545	5,045,692
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,094,000	3,158,396
††	Taiwan Kolin Co. Ltd.	508,000	0
*	Taiwan Land Development Corp.	6,008,009	733,917
	Taiwan Mobile Co. Ltd.	4,988,900	17,596,730
	Taiwan Navigation Co. Ltd.	1,005,720	1,273,739
#	Taiwan Paiho Ltd.	1,874,152	5,836,589
	Taiwan PCB Techvest Co. Ltd.	2,196,816	3,710,279
#	Taiwan Sakura Corp.	1,129,243	2,843,822
#	Taiwan Sanyo Electric Co. Ltd.	403,650	502,249
	Taiwan Secom Co. Ltd.	1,589,405	5,747,905
#	Taiwan Semiconductor Co. Ltd.	1,463,000	4,298,121
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,788,624	430,766,549
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	879,361,426
#	Taiwan Shin Kong Security Co. Ltd.	1,481,226	2,056,365
#	Taiwan Styrene Monomer	2,809,404	1,834,918
#	Taiwan Surface Mounting Technology Corp.	1,559,674	6,293,204

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Taxi Co. Ltd.	150,722	$393,820
#*	Taiwan TEA Corp.	5,075,896	3,810,746
#	Taiwan Union Technology Corp.	1,370,000	4,724,010
	Taiyen Biotech Co. Ltd.	660,910	783,304
#*	Tatung Co. Ltd.	7,297,588	9,036,900
	Tayih Lun An Co. Ltd.	45,000	28,301
	TBI Motion Technology Co. Ltd.	91,000	157,812
#	TCI Co. Ltd.	486,282	3,952,034
#	Te Chang Construction Co. Ltd.	421,980	440,260
#	Teco Electric & Machinery Co. Ltd.	7,077,000	7,687,445
#	Tehmag Foods Corp.	105,860	1,137,166
	Ten Ren Tea Co. Ltd.	171,170	207,068
	Tera Autotech Corp.	24,863	18,433
	Test Research, Inc.	954,370	1,920,478
	Test Rite International Co. Ltd.	1,533,166	1,334,745
#	Tex-Ray Industrial Co. Ltd.	990,000	494,969
#	Thermaltake Technology Co. Ltd.	37,391	54,417
#	Thinking Electronic Industrial Co. Ltd.	434,058	2,658,783
#	Thye Ming Industrial Co. Ltd.	760,992	898,619
	Tofu Restaurant Co. Ltd.	17,000	96,151
	Ton Yi Industrial Corp.	6,072,300	2,846,727
	Tong Hsing Electronic Industries Ltd.	546,972	5,209,238
	Tong Yang Industry Co. Ltd.	2,844,341	3,458,290
*	Tong-Tai Machine & Tool Co. Ltd.	1,559,804	898,873
	TOPBI International Holdings Ltd.	667,872	296,313
	Topco Scientific Co. Ltd.	955,050	4,746,385
#	Topco Technologies Corp.	260,468	737,059
#	Topkey Corp.	111,000	517,292
#	Topoint Technology Co. Ltd.	1,059,993	1,588,004
#	Toung Loong Textile Manufacturing	565,000	721,218
#	TPK Holding Co. Ltd.	2,818,000	4,310,489
#	Trade-Van Information Services Co.	331,000	596,331
	Transcend Information, Inc.	815,870	1,982,871
	Tripod Technology Corp.	2,315,660	9,807,952
#*	TrueLight Corp.	153,000	149,373
#	Tsang Yow Industrial Co. Ltd.	383,000	304,976
#	Tsann Kuen Enterprise Co. Ltd.	709,441	1,080,782
#	TSC Auto ID Technology Co. Ltd.	193,570	1,441,691
	TSRC Corp.	2,880,154	3,322,391
	TST Group Holding Ltd.	3,000	14,983
#	Ttet Union Corp.	255,000	1,448,622
#	TTFB Co. Ltd.	81,000	672,830
#	TTY Biopharm Co. Ltd.	1,315,991	3,254,857
	Tung Ho Steel Enterprise Corp.	5,286,645	7,684,526
	Tung Thih Electronic Co. Ltd.	247,000	1,793,282
#	TURVO International Co. Ltd.	305,515	1,139,468
	TXC Corp.	1,660,762	6,137,798
	TYC Brother Industrial Co. Ltd.	1,673,333	1,202,175
*	Tycoons Group Enterprise	3,527,353	1,781,232
#	Tyntek Corp.	1,560,413	1,472,891
#	UDE Corp.	521,000	917,655
	Ultra Chip, Inc.	360,811	2,814,206
	U-Ming Marine Transport Corp.	1,628,200	3,087,835
	Unimicron Technology Corp.	4,365,563	29,925,236
*	Union Bank Of Taiwan	10,026,840	4,256,462
#	Uni-President Enterprises Corp.	17,538,734	42,074,055
#	Unitech Computer Co. Ltd.	531,365	730,721
#*	Unitech Printed Circuit Board Corp.	3,627,839	2,366,252
*	United Alloy-Tech Co.	17,000	29,646

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Integrated Services Co. Ltd.	1,091,640	$7,217,634
#	United Microelectronics Corp.	27,881,441	57,881,144
	United Orthopedic Corp.	479,468	506,977
#	United Radiant Technology	569,000	321,600
*	United Renewable Energy Co. Ltd.	6,710,644	5,780,938
††	Unity Opto Technology Co. Ltd.	3,736,276	103,791
	Univacco Technology, Inc.	52,000	44,243
#	Universal Cement Corp.	2,660,790	1,972,800
#	Universal Microwave Technology, Inc.	267,643	1,200,134
#	Universal Vision Biotechnology Co. Ltd.	139,000	1,592,556
	Unizyx Holding Corp.	1,712,496	1,923,268
#	UPC Technology Corp.	5,260,684	4,376,914
#	Userjoy Technology Co. Ltd.	270,474	766,160
	USI Corp.	4,342,226	5,378,858
#*	Usun Technology Co. Ltd.	273,100	341,639
#	Utechzone Co. Ltd.	300,000	689,441
#	Vanguard International Semiconductor Corp.	2,178,000	11,349,060
#	Ve Wong Corp.	704,524	826,883
#*	Victory New Materials Ltd. Co.	815,500	306,666
	Visual Photonics Epitaxy Co. Ltd.	797,224	4,046,937
#	Vivotek, Inc.	171,504	456,424
	Voltronic Power Technology Corp.	246,007	14,407,366
#	Wafer Works Corp.	2,754,544	6,389,202
#	Waffer Technology Corp.	524,000	364,046
#	Wah Hong Industrial Corp.	364,280	368,608
	Wah Lee Industrial Corp.	1,346,400	4,124,577
	Walsin Lihwa Corp.	8,958,307	8,368,416
#	Walsin Technology Corp.	1,606,496	8,745,788
#	Walton Advanced Engineering, Inc.	1,917,662	1,181,751
	Wan Hai Lines Ltd.	2,019,628	11,651,417
#	WAN HWA Enterprise Co.	428,452	187,301
*	Ways Technical Corp. Ltd.	30,000	33,681
	Wei Chuan Foods Corp.	1,605,000	1,320,140
††	Wei Mon Industry Co. Ltd.	2,514,674	0
#	Weikeng Industrial Co. Ltd.	2,211,979	2,221,197
	Well Shin Technology Co. Ltd.	641,443	1,111,757
#	Wha Yu Industrial Co. Ltd.	349,000	201,827
#	Wholetech System Hitech Ltd.	254,000	382,929
#	Win Semiconductors Corp.	1,123,248	14,497,010
	Winbond Electronics Corp.	15,525,188	14,720,097
	Winmate, Inc.	127,000	373,177
#	Winstek Semiconductor Co. Ltd.	523,000	571,323
††	Wintek Corp.	6,349,135	78,335
#	WinWay Technology Co. Ltd.	24,000	287,471
#	Wisdom Marine Lines Co. Ltd.	1,695,849	3,991,659
	Wistron Corp.	16,566,169	17,410,216
#	Wistron NeWeb Corp.	1,700,515	4,747,934
	Wiwynn Corp.	145,000	4,645,146
#	Wowprime Corp.	537,000	2,786,355
	WPG Holdings Ltd.	8,444,957	15,776,193
	WT Microelectronics Co. Ltd.	2,222,789	5,022,214
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,114,580
#	XAC Automation Corp.	212,000	192,781
#	XinTec, Inc.	683,000	3,336,473
	X-Legend Entertainment Co. Ltd.	10,000	19,417
††	XPEC Entertainment, Inc.	63,985	0
	Xxentria Technology Materials Corp.	684,736	1,664,597
#	Yageo Corp.	963,227	15,076,157
*	Yang Ming Marine Transport Corp.	6,393,491	22,318,548

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	YC INOX Co. Ltd.	1,978,858	$2,244,462
	YCC Parts Manufacturing Co. Ltd.	51,000	62,629
#	Yea Shin International Development Co. Ltd.	1,240,715	938,902
#	Yem Chio Co. Ltd.	2,718,066	1,486,586
#	Yeong Guan Energy Technology Group Co. Ltd.	588,031	1,356,492
#	YFC-Boneagle Electric Co. Ltd.	738,000	633,919
#	YFY, Inc.	9,708,997	11,192,898
	Yi Jinn Industrial Co. Ltd.	1,392,096	865,710
*	Yieh Phui Enterprise Co. Ltd.	3,566,342	3,186,307
	YONGGU Group, Inc.	10,000	22,778
#	Yonyu Plastics Co. Ltd.	512,050	650,070
#	Young Fast Optoelectronics Co. Ltd.	760,137	826,608
#	Youngtek Electronics Corp.	601,569	1,831,503
	Yuanta Financial Holding Co. Ltd.	34,983,513	31,096,247
	Yuanta Futures Co. Ltd.	54,145	95,513
	Yulon Finance Corp.	1,312,403	7,962,587
	Yulon Motor Co. Ltd.	3,373,946	5,002,871
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	1,004,919
#	Yungshin Construction & Development Co. Ltd.	514,200	1,109,075
#	YungShin Global Holding Corp.	1,102,400	1,725,562
#	Zeng Hsing Industrial Co. Ltd.	320,974	1,761,017
#	Zenitron Corp.	1,124,000	1,164,977
#	Zero One Technology Co. Ltd.	721,000	1,197,022
#	Zhen Ding Technology Holding Ltd.	3,082,350	10,674,234
#	Zhong Yang Technology Co. Ltd.	98,000	173,419
#	Zig Sheng Industrial Co. Ltd.	4,021,638	2,476,376
#	ZillTek Technology Corp.	63,000	720,488
#*	Zinwell Corp.	1,806,979	1,281,623
#	Zippy Technology Corp.	666,028	966,687
#	ZongTai Real Estate Development Co. Ltd.	670,625	935,940

TOTAL TAIWAN			4,716,756,202

THAILAND — (2.0%)
	2S Metal PCL	373,500	68,661
	AAPICO Hitech PCL	176,660	112,866
	AAPICO Hitech PCL	1,291,988	825,439
	Advanced Info Service PCL	2,888,509	16,452,293
	Advanced Information Technology PCL, Class F	1,165,900	1,545,984
	AEON Thana Sinsap Thailand PCL	490,100	2,761,959
	After You PCL	990,400	307,425
	AgriPure Holdings PLC	1,277,500	311,844
	AI Energy PCL	1,179,650	179,529
	Airports of Thailand PCL	7,417,200	14,417,521
	AJ Plast PCL	1,573,600	905,771
	Allianz Ayudhya Capital PCL	136,500	157,346
	Amanah Leasing PCL	2,695,500	404,538
	Amata Corp. PCL	4,516,600	2,776,724
*	Ananda Development PCL	12,753,400	607,259
	AP Thailand PCL	17,823,736	4,753,712
	Asia Plus Group Holdings PCL	15,409,300	1,690,344
	Asia Plus Group Holdings PCL	468,800	51,426
	Asia Sermkij Leasing PCL	1,829,050	2,218,617
	Asian Insulators PCL	2,195,390	512,748
	Asian Sea Corp. PCL	2,243,050	1,068,039
	Asiasoft Corp. PCL	289,500	180,597
*	Asset World Corp. PCL	15,154,000	2,082,490
	B Grimm Power PCL	2,616,100	3,350,689
	Bangchak Corp. PCL	5,955,500	4,935,621
*	Bangkok Airways PCL	4,102,200	1,434,055

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangkok Bank PCL	1,276,200	$4,711,354
	Bangkok Bank PCL	201,600	744,248
	Bangkok Chain Hospital PCL	5,886,750	3,601,327
	Bangkok Commercial Asset Management PCL	4,139,300	2,370,126
	Bangkok Dusit Medical Services PCL, Class F	15,775,000	11,219,468
	Bangkok Expressway & Metro PCL	14,347,055	3,891,313
	Bangkok Insurance PCL	52,640	442,600
	Bangkok Land PCL	109,304,804	3,623,455
	Bangkok Life Assurance PCL	2,416,940	2,166,924
*	Bangkok Ranch PCL	4,024,200	371,101
	Banpu PCL	19,961,213	6,857,766
	Banpu Power PCL	3,091,700	1,630,521
	BCPG PCL	3,579,700	1,413,217
*	BEC World PCL	6,278,300	2,308,303
	Berli Jucker PCL	3,785,250	3,849,987
*	Better World Green PCL	17,239,000	426,007
	BG Container Glass PCL	313,700	106,828
*	Bound & Beyond PCL	83,300	25,104
	Brooker Group PCL	10,911,000	249,902
	BTS Group Holdings PCL	11,818,400	3,401,363
	Bumrungrad Hospital PCL	1,231,400	5,399,494
	Buriram Sugar PCL	631,460	123,694
	Cal-Comp Electronics Thailand PCL, Class F	21,042,580	1,661,465
	Carabao Group PCL, Class F	817,100	3,053,429
	Central Pattana PCL	5,041,800	9,002,536
*	Central Plaza Hotel PCL	426,800	463,039
	Central Retail Corp. PCL	3,348,917	3,507,115
	CH Karnchang PCL	5,918,667	3,888,403
	Charoen Pokphand Foods PCL	15,948,500	12,135,904
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	279,403
	Chayo Group PCL	776,672	278,532
	Chularat Hospital PCL, Class F	27,577,500	3,158,126
	Chumporn Palm Oil Industry PCL	422,800	59,886
	CIMB Thai Bank PCL	1,623,900	44,045
	CK Power PCL	4,412,800	671,578
	Com7 PCL, Class F	2,184,500	4,723,510
	Communication & System Solution PCL	1,612,000	96,674
*	Country Group Development PCL	28,745,000	450,460
*	Country Group Holdings PCL	5,768,211	192,955
	CP ALL PCL	14,138,700	27,269,699
	Delta Electronics Thailand PCL	481,600	6,037,689
*	Demco PCL	1,822,100	266,870
*	Dhipaya Group Holdings PCL	3,327,000	4,135,877
	Diamond Building Products PCL	339,400	75,689
	Do Day Dream PCL	294,700	166,078
	Dod Biotech PCL	338,850	0
*	DOD Biotech PCL	677,700	238,954
	Dohome PCL	1,479,600	1,065,695
	Dynasty Ceramic PCL	26,518,260	2,365,526
	Eastern Polymer Group PCL, Class F	4,707,900	1,574,857
	Eastern Power Group PCL	2,018,104	370,992
	Eastern Water Resources Development & Management PCL, Class F	3,742,700	1,139,193
	Ekachai Medical Care PCL	2,202,700	537,689
	Electricity Generating PCL	830,300	4,466,467
	Energy Absolute PCL	3,082,700	6,085,040
*	Erawan Group PCL	6,420,240	630,754
*	Esso Thailand PCL	2,926,600	701,167
	Exotic Food PCL, Class F	749,800	399,954
	Forth Corp. PCL	1,046,000	630,453

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Forth Smart Service PCL	1,733,800	$585,205
*	General Engineering PCL	10,715,500	135,629
	GFPT PCL	4,290,822	1,499,994
	Global Green Chemicals PCL, Class F	1,861,000	706,656
	Global Power Synergy PCL, Class F	1,850,926	4,350,854
	Gulf Energy Development PCL	2,001,700	2,609,012
	Gunkul Engineering PCL	20,333,800	3,309,049
	Haad Thip PCL	210,900	239,930
	Hana Microelectronics PCL	1,664,857	4,013,819
	Home Product Center PCL	17,312,415	7,617,306
	Humanica PCL	313,200	100,994
	ICC International PCL	51,000	46,877
	Ichitan Group PCL	2,800,100	919,795
	Indorama Ventures PCL	4,733,700	5,991,574
	Infraset PCL	1,564,400	341,804
	Interlink Communication PCL	1,113,350	308,681
*	Interlink Telecom PCL	4,211,200	629,475
	IRPC PCL	43,565,490	5,645,494
*	Italian-Thai Development PCL	27,039,719	1,906,817
††	ITV PCL	183,700	0
	Jasmine International PCL	27,889,500	2,403,796
	JKN Global Media PCL	1,542,000	411,262
	JMT Network Services PCL, Class F	1,000,300	1,469,589
	Jubilee Enterprise PCL	160,000	119,581
	JWD Infologistics PCL	1,922,100	851,499
	Kang Yong Electric PCL	8,200	93,164
	Karmarts PCL	3,894,466	445,987
	Kasikornbank PCL	786,800	3,343,292
	Kasikornbank PCL	1,549,600	6,584,603
	KCE Electronics PCL	2,567,964	6,732,852
	KGI Securities Thailand PCL	2,638,300	524,758
*	Khon Kaen Sugar Industry PCL	11,204,948	1,303,431
*	Khonburi Sugar PCL	284,500	38,068
	Kiatnakin Phatra Bank PCL	1,533,907	2,773,583
	Krung Thai Bank PCL	6,248,775	2,165,627
	Krungthai Card PCL	2,156,600	3,753,293
	Ladprao General Hospital PCL, Class F	610,500	106,710
	Lalin Property PCL	275,500	77,214
	Lam Soon Thailand PCL	2,756,000	460,960
	Land & Houses PCL	14,887,100	3,791,034
	Land & Houses PCL	10,333,780	2,631,521
	Lanna Resources PCL	1,662,250	1,011,902
	LH Financial Group PCL	43,658,227	1,934,080
*	Loxley PCL	11,146,635	920,418
	LPN Development PCL	8,805,096	1,321,461
*	MBK PCL	6,899,778	2,911,079
	MC Group PCL	478,700	136,328
	MCS Steel PCL	2,948,400	1,288,384
	Mega Lifesciences PCL	3,016,200	4,226,725
	Millcon Steel PCL	4,655,113	203,418
*	Minor International PCL	4,437,139	4,379,306
	MK Restaurants Group PCL	1,267,200	2,090,837
*	Mono Next PCL, Class F	5,846,300	269,565
	Muangthai Capital PCL	2,341,600	4,269,323
	Namyong Terminal PCL	3,039,300	373,701
	Nava Nakorn PCL	638,800	48,513
*	Nawarat Patanakarn PCL	9,639,100	305,012
	Netbay PCL	657,800	495,593
	Noble Development PCL	3,417,300	674,552

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Northeast Rubber PCL	4,305,300	$992,558
*	Nusasiri PCL	7,566,400	86,649
	Origin Property PCL, Class F	6,338,700	2,158,587
	Osotspa PCL	2,946,500	2,908,095
	Pacific Pipe PCL	193,800	30,662
	PCS Machine Group Holding PCL	1,542,500	251,021
	Plan B Media PCL, Class F	14,015,900	2,703,285
*	Platinum Group PCL, Class F	1,577,800	155,010
	Polyplex Thailand PCL	2,308,187	1,697,273
*	Power Line Engineering PCL	136,400	3,823
*	Power Solution Technologies PCL, Class F	1,010,500	79,786
	Praram 9 Hospital PCL	152,000	51,762
	Precious Shipping PCL	1,910,900	1,042,335
	Premier Marketing PCL	2,171,000	667,346
	Prima Marine PCL	5,516,400	1,080,588
*	Principal Capital PCL	1,408,000	185,852
	Property Perfect PCL	53,404,140	740,327
	Pruksa Holding PCL	5,682,000	2,363,041
	PTG Energy PCL	6,547,300	3,078,065
	PTT Exploration & Production PCL	6,333,169	22,425,898
	PTT Global Chemical PCL	4,651,411	8,796,083
	PTT PCL	30,400,200	35,271,836
	Pylon PCL	1,567,100	211,576
	Quality Houses PCL	49,182,804	3,409,039
*	Raimon Land PCL	20,065,700	586,566
	Rajthanee Hospital PCL	452,700	453,621
	Ratch Group PCL	2,832,801	3,884,350
	Ratchaphruek Hospital PCL	137,400	25,051
	Ratchthani Leasing PCL	13,704,012	1,693,255
	Regional Container Lines PCL	2,130,400	2,808,860
	Rojana Industrial Park PCL	7,217,612	1,500,837
*	RS PCL	3,469,800	1,829,925
	S 11 Group PCL	1,252,600	254,804
	S Kijchai Enterprise PCL	612,600	128,308
	Sabina PCL	368,800	215,617
	Saha Pathana Inter-Holding PCL	33,600	66,830
	Sahakol Equipment PCL	6,146,500	451,969
	Sahamitr Pressure Container PCL	724,900	251,227
	Saha-Union PCL	723,700	719,720
*	Samart Corp. PCL	4,322,600	820,685
*	Samart Telcoms PCL	2,507,300	491,146
	Sansiri PCL	104,077,885	3,952,027
	Sappe PCL	655,200	503,506
	SC Asset Corp. PCL	15,411,516	1,662,721
	SCG Ceramics PCL	2,464,100	190,103
	SEAFCO PCL	4,373,184	598,335
	Sena Development PCL	3,032,250	374,662
	Sermsang Power Corp. Co. Ltd.	2,424,290	1,008,218
	Siam Cement PCL	1,097,700	13,066,872
	Siam Cement PCL	737,000	8,773,149
	Siam City Cement PCL	538,588	2,751,169
	Siam City Cement PCL	24	123
	Siam Commercial Bank PCL	2,579,669	9,795,473
	Siam Global House PCL	4,719,941	2,901,734
*	Siam Wellness Group PCL, Class F	1,824,450	417,865
	Siamgas & Petrochemicals PCL	5,734,700	2,488,652
	Sikarin PCL, Class F	269,600	99,935
*	Simat Technologies PCL	1,611,700	259,854
*	Singha Estate PCL	21,902,517	1,333,326

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sino-Thai Engineering & Construction PCL	5,172,800	$2,151,274
	SiS Distribution Thailand PCL	64,100	70,509
	SISB PCL	214,800	63,438
	SNC Former PCL	1,058,000	449,568
	Somboon Advance Technology PCL	2,521,625	1,557,849
	SPCG PCL	3,929,700	2,107,998
	Sri Trang Agro-Industry PCL	4,688,040	4,591,616
	Sriracha Construction PCL	307,500	159,391
	Srisawad Corp. PCL	3,414,322	6,585,297
	Srisawad Finance PCL	503,300	473,989
*	Srithai Superware PCL	8,065,200	340,278
	Srivichai Vejvivat PCL	1,039,900	369,798
*	Star Petroleum Refining PCL	6,744,000	2,134,016
*	Stars Microelectronics Thailand PCL	1,361,100	239,959
*	STP & I PCL	7,742,433	1,017,314
	Supalai PCL	10,543,825	7,435,410
	Super Energy Corp. PCL	118,003,400	3,449,508
	Susco PCL	1,402,300	138,614
	Synnex Thailand PCL	978,960	752,309
	Syntec Construction PCL	6,911,000	404,049
	TAC Consumer PCL, Class F	1,448,900	353,683
	Taokaenoi Food & Marketing PCL, Class F	2,212,500	440,066
*	Tata Steel Thailand PCL	10,635,600	532,060
	Thai Agro Energy PCL	980,300	69,721
	Thai Nakarin Hospital PCL	155,500	152,302
	Thai Oil PCL	4,197,900	7,052,902
	Thai Rayon PCL	6,000	9,267
	Thai Rayon PCL	21,900	33,824
	Thai Reinsurance PCL	9,194,700	360,223
	Thai Solar Energy PCL, Class F	4,081,790	334,588
	Thai Stanley Electric PCL	7,500	39,893
	Thai Stanley Electric PCL, Class F	180,000	957,432
	Thai Union Group PCL, Class F	12,557,760	7,909,506
	Thai Vegetable Oil PCL	3,082,625	2,903,097
	Thai Wah PCL, Class F	3,143,200	525,722
	Thaicom PCL	4,620,900	1,517,903
	Thaifoods Group PCL	7,412,200	978,390
	Thaire Life Assurance PCL	1,487,700	135,398
	Thanachart Capital PCL	2,202,200	2,339,412
	Thitikorn PCL	1,629,300	437,001
	Thoresen Thai Agencies PCL	6,341,600	2,216,908
	Tipco Asphalt PCL	1,259,700	694,719
	Tipco Asphalt PCL	3,394,300	1,871,941
	TIPCO Foods PCL	1,523,700	422,453
	Tisco Financial Group PCL	90	250
	Tisco Financial Group PCL	1,175,400	3,267,706
	TKS Technologies PCL	462,500	171,438
	TMBThanachart Bank PCL	77,615,825	2,713,308
	TMT Steel PCL	3,003,800	977,655
	TOA Paint Thailand PCL	1,303,600	1,296,430
	Total Access Communication PCL	3,153,400	3,634,975
	Total Access Communication PCL	916,100	1,056,003
	TPC Power Holding PCL	1,573,000	521,450
	TPI Polene PCL	65,447,610	3,372,724
	TPI Polene Power PCL	9,612,200	1,228,230
	TQM Corp. PCL	544,200	1,722,022
*	Triton Holding PCL	1,398,800	11,803
	True Corp. PCL	81,485,448	9,970,042
*	TTCL PCL	1,527,478	204,385

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TTW PCL	7,128,600	$2,513,512
*	U City PCL, Class F	16,876,939	910,411
	Union Auction PCL	799,300	221,610
*	Unique Engineering & Construction PCL	5,446,005	1,099,623
	United Paper PCL	2,191,600	1,089,773
*	United Power of Asia PCL	9,814,000	109,431
	Univanich Palm Oil PCL	2,262,500	572,742
	Univentures PCL	5,976,500	734,849
	Vanachai Group PCL	6,576,740	1,863,071
	VGI PCL	6,087,000	1,219,876
	Vinythai PCL	2,047,900	2,345,218
	WHA Corp. PCL	26,583,700	2,707,840
	WHA Utilities and Power PCL	5,043,100	641,359
	Workpoint Entertainment PCL	1,606,380	1,094,076

TOTAL THAILAND			603,577,687

TURKEY — (0.4%)
*	Afyon Cimento Sanayi TAS	607,536	219,590
	Agesa Hayat ve Emeklilik AS, Class A	111,545	226,508
	Akbank TAS	7,706,709	4,665,050
	Akcansa Cimento AS	54,323	88,811
	Aksa Akrilik Kimya Sanayii AS	1,331,691	3,270,846
#*	Aksa Enerji Uretim AS, Class B	1,613,544	1,274,747
	Aksigorta AS	622,781	455,222
#	Alarko Holding AS	622,104	615,241
#*	Albaraka Turk Katilim Bankasi AS	4,389,778	811,068
#	Alkim Alkali Kimya AS	244,774	436,874
	Anadolu Anonim Turk Sigorta Sirketi	1,517,132	938,766
	Anadolu Efes Biracilik Ve Malt Sanayii AS	554,072	1,275,055
	Anadolu Hayat Emeklilik AS	426,292	416,528
#	Arcelik AS	790,010	2,771,638
#	Aselsan Elektronik Sanayi Ve Ticaret AS	1,353,140	2,309,962
	Aygaz AS	285,711	542,366
*	Bagfas Bandirma Gubre Fabrikalari AS	156,703	337,283
*	Bera Holding AS	1,753,491	1,737,039
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	485,675	327,250
#	BIM Birlesik Magazalar AS	1,091,078	7,058,745
	Bizim Toptan Satis Magazalari AS	60,446	78,582
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	172,526	435,508
	Borusan Yatirim ve Pazarlama AS	2,670	96,766
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	161,874	394,462
*	Bursa Cimento Fabrikasi AS	382,939	151,358
	Cemtas Celik Makina Sanayi Ve Ticaret AS	183,194	284,603
*	Cimsa Cimento Sanayi VE Ticaret AS	275,091	895,012
	Coca-Cola Icecek AS	352,020	3,109,703
	Deva Holding AS	174,912	431,939
#	Dogan Sirketler Grubu Holding AS	4,545,573	1,267,778
	Dogus Otomotiv Servis ve Ticaret AS	143,377	537,305
#	EGE Endustri VE Ticaret AS	6,534	877,052
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	609,286	381,205
Ω	Enerjisa Enerji AS	855,098	1,049,291
	Enka Insaat ve Sanayi AS	2,750,803	3,176,324
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	35,963	436,378
#	Eregli Demir ve Celik Fabrikalari TAS	1,608,201	3,357,921
*	Fenerbahce Futbol AS	236,837	750,916
#	Ford Otomotiv Sanayi AS	173,167	3,334,318
#*	Global Yatirim Holding AS	958,835	185,710
#††	Goldas Kuyumculuk Sanayi AS	61,429	0
	Goodyear Lastikleri TAS	406,821	341,027

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	913,519	$643,584
*	GSD Holding AS	2,231,315	605,999
#*	Gubre Fabrikalari TAS	138,251	996,003
#*	Hektas Ticaret TAS	2,020,451	1,864,642
#*	Ihlas Holding AS	4,342,095	253,596
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	610,163	867,245
#*	Is Finansal Kiralama AS	483,788	154,733
	Is Yatirim Menkul Degerler AS, Class A	988,478	1,644,715
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	583,082	393,546
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	4,894,375	3,821,413
#	Kartonsan Karton Sanayi ve Ticaret AS	87,726	480,538
*	Kerevitas Gida Sanayi ve Ticaret AS	197,574	87,381
	KOC Holding AS	867,105	2,114,135
*	Konya Cimento Sanayii AS	3,105	271,342
#*	Kordsa Teknik Tekstil AS	314,383	903,087
#*	Koza Altin Isletmeleri AS	95,465	1,061,168
#*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,086,569	1,895,538
	Logo Yazilim Sanayi Ve Ticaret AS	381,600	1,694,427
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	125,792
#*	Metro Ticari ve Mali Yatirimlar Holding AS	1,762,056	236,323
#*	Migros Ticaret AS	440,775	1,617,662
*Ω	MLP Saglik Hizmetleri AS	6,210	17,562
*	NET Holding AS	1,606,416	715,500
*	Netas Telekomunikasyon AS	153,037	274,098
	Nuh Cimento Sanayi AS	267,266	1,210,953
	Otokar Otomotiv Ve Savunma Sanayi AS	37,931	1,338,244
#*	Oyak Cimento Fabrikalari AS	148,965	107,126
*	Pegasus Hava Tasimaciligi AS	113,658	945,171
#*	Petkim Petrokimya Holding AS	4,872,598	3,312,706
	Polisan Holding AS	716,128	206,076
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,145,851	2,200,564
#*	Sasa Polyester Sanayi AS	352,705	1,137,553
#*	Sekerbank Turk AS	2,878,049	301,240
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	665,021	616,185
#	Tat Gida Sanayi AS	239,350	238,956
*	TAV Havalimanlari Holding AS	829,807	2,289,235
#	Tekfen Holding AS	740,457	1,163,513
#	Tofas Turk Otomobil Fabrikasi AS	603,478	3,689,538
*	Turcas Petrol AS	450,747	165,725
*	Turk Hava Yollari AO	2,612,247	3,981,196
#	Turk Telekomunikasyon AS	2,341,298	1,835,963
	Turk Traktor ve Ziraat Makineleri AS	38,668	665,408
#	Turkcell Iletisim Hizmetleri AS	4,561,049	7,276,256
#	Turkcell Iletisim Hizmetleri AS, ADR	119,921	476,082
	Turkiye Garanti Bankasi AS	7,632,871	7,816,508
#*	Turkiye Halk Bankasi AS	1,617,197	745,192
#	Turkiye Is Bankasi AS, Class C	4,218,042	2,474,461
*	Turkiye Petrol Rafinerileri AS	147,301	2,119,812
#	Turkiye Sinai Kalkinma Bankasi AS	11,874,122	1,605,626
#	Turkiye Sise ve Cam Fabrikalari AS	3,080,067	2,770,599
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,980,019	707,674
#	Ulker Biskuvi Sanayi AS	801,318	1,683,546
#	Vestel Elektronik Sanayi ve Ticaret AS	626,462	1,666,010
#	Yapi ve Kredi Bankasi AS	6,653,329	1,890,041
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	837,976	1,165,078
*	Zorlu Enerji Elektrik Uretim AS	2,004,113	340,899

TOTAL TURKEY			132,234,912

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	5,156,993	$11,663,952
	Abu Dhabi Islamic Bank PJSC	5,776,122	9,196,681
	Abu Dhabi National Insurance Co. PSC	74,126	112,777
	Abu Dhabi National Oil Co. for Distribution PJSC	3,420,872	3,989,326
*	Abu Dhabi Ship Building Co. PJSC	382,551	462,679
	Agthia Group PJSC	1,230,031	1,990,909
*	Air Arabia PJSC	3,937,896	1,493,327
*	Ajman Bank PJSC	935,110	177,638
	Aldar Properties PJSC	16,565,445	18,226,815
*	Amanat Holdings PJSC	4,143,347	1,273,922
*	Amlak Finance PJSC	3,580,841	260,641
*††	Arabtec Holding PJSC	1,809,860	48,977
	Aramex PJSC	3,239,438	3,864,304
*	Arkan Building Materials Co.	1,415,180	628,268
*	DAMAC Properties Dubai Co. PJSC	5,721,301	1,951,024
	Dana Gas PJSC	17,348,532	4,884,940
*	Deyaar Development PJSC	14,644,937	1,186,797
*	Dubai Financial Market PJSC	11,166,884	3,101,555
	Dubai Investments PJSC	5,284,768	2,451,428
	Dubai Islamic Bank PJSC	5,896,466	8,221,210
*	Emaar Development PJSC	4,106,550	4,381,052
*	Emaar Malls PJSC	11,125,096	6,072,485
	Emaar Properties PJSC	16,465,748	18,025,546
	Emirates Integrated Telecommunications Co. PJSC	57,802	96,880
	Emirates NBD Bank PJSC	928,588	3,533,391
	Emirates Telecommunications Group Co. PJSC	2,926,588	20,414,197
*	Eshraq Investments PJSC	10,630,048	935,496
	First Abu Dhabi Bank PJSC	5,927,633	28,770,618
*	Gulf Navigation Holding PJSC	388,585	27,890
*	International Holding Co. PJSC	16,916	675,453
	Islamic Arab Insurance Co.	3,250,706	664,429
*	Manazel PJSC	9,259,593	1,387,771
	National Central Cooling Co. PJSC	444,835	340,568
*	RAK Properties PJSC	9,144,022	1,826,783
*	Ras Al Khaimah Cement Investment Public PSC	1,040,709	1,877,903
	Ras Al Khaimah Ceramics	987,523	738,783
	SHUAA Capital PSC	4,714,698	859,742
*	Union Properties PJSC	6,055,780	434,121

TOTAL UNITED ARAB EMIRATES			166,250,278

UNITED KINGDOM — (0.0%)
*	Bytes Technology Group PLC	146,389	1,063,633

UNITED STATES — (0.0%)
	Sempra Energy	50,543	6,426,925

TOTAL COMMON STOCKS			28,760,905,057

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
*	Alpargatas SA	353,581	2,420,148
	Banco ABC Brasil SA	585,730	1,576,462
Ω	Banco BMG SA	120,400	65,066
	Banco Bradesco SA	10,211,717	36,006,444
	Banco do Estado do Rio Grande do Sul SA Class B	1,360,228	2,624,629
Ω	Banco Inter SA	429,697	931,145
	Banco Pan SA	718,548	1,692,034
	Centrais Eletricas Brasileiras SA Class B	630,303	3,779,272
	Centrais Eletricas Santa Catarina	66,063	795,968

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Cia de Saneamento do Parana	5,415,406	$3,569,459
Cia de Transmissao de Energia Eletrica Paulista	1,018,995	4,391,006
Cia Energetica de Minas Gerais	3,242,552	7,399,991
Cia Energetica de Sao Paulo Class B	1,117,787	5,050,421
Cia Energetica do Ceara Class A	85,030	793,832
Cia Ferro Ligas da Bahia - FERBASA	420,282	3,529,779
Cia Paranaense de Energia	5,225,310	5,481,030
Eucatex SA Industria e Comercio	182,459	257,340
Gerdau SA	2,290,526	10,917,316
Itau Unibanco Holding SA	7,527,520	31,090,133
Lojas Americanas SA	1,312,479	1,123,228
Marcopolo SA	3,615,445	1,659,166
Petroleo Brasileiro SA	22,001,222	106,228,658
Randon SA Implementos e Participacoes	1,143,626	2,058,762
Schulz SA	251,080	367,024
* Taurus Armas SA	260,800	941,298
Unipar Carbocloro SA Class B	504,025	6,668,472
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	2,462,582	5,781,426

TOTAL BRAZIL		247,199,509

CHILE — (0.0%)
Coca-Cola Embonor SA Class B	329,325	359,548
Embotelladora Andina SA Class B	1,123,248	2,320,593

TOTAL CHILE		2,680,141

COLOMBIA — (0.0%)
Banco Davivienda SA	413,706	3,725,374
Bancolombia SA	245,604	2,204,461
Grupo Argos SA	93,838	214,302
Grupo Aval Acciones y Valores SA	9,700,478	2,962,383
Grupo de Inversiones Suramericana SA	227,135	1,139,374

TOTAL COLOMBIA		10,245,894

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	1,187,747	1,037,601

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	2,923	97,351
Hyundai Engineering & Construction Co. Ltd.	3,931	534,347

TOTAL SOUTH KOREA		631,698

THAILAND — (0.0%)
* U City PCL	28,578,717	990,448

TOTAL PREFERRED STOCKS		262,785,291

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Gafisa SA Rights Exp 06/15/20	1	0
* Ultrapar Participacoes SA Rights 11/03/21	181,953	0

CHILE — (0.0%)
#* Itau CorpBanca Chile SA Rights Exp 10/26/21	21,331	0

INDIA — (0.0%)
* Texmaco Rail & Engineering Ltd. Rights 11/15/21	49,411	6,071

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	433,745	$12,246

SOUTH KOREA — (0.0%)
*	Ascendio Co. Ltd. Rights Exp 11/04/21	10,078	16,041
*	Dong Bang Transport Logistics Rights 12/07/21	23,083	15,013

TOTAL SOUTH KOREA			31,054

TAIWAN — (0.0%)
*	CoreMax Corp. Rights Exp 10/21/21	11,603	34,007
*	Eva Airways Corp. Rights Exp 10/01/21	235,188	0
*	Ta Ya Electric Wire & Cable Rights 11/10/21	109,005	14,700

TOTAL TAIWAN			48,707

THAILAND — (0.0%)
*	Banpu PCL 10/01/22	4,990,303	774,507
*	Banpu PCL 10/01/23	4,990,303	508,317
*	BTS W7 Warrants 07/11/24	1,181,840	0
*	BTS W8 Warrants 07/22/22	2,363,680	0
*	Interlink Telecom PCL Warrants Exp 09/22/21	685,725	34,304
*	MBK PCL Warrants 10/27/22	275,991	91,491
*	Nfraset PCL Warrants Exp 10/14/21	650,550	102,927
*	Samart Telcoms PCL Rights 05/17/24	184,583	8,288

TOTAL THAILAND			1,519,834

TOTAL RIGHTS/WARRANTS			1,617,912

TOTAL INVESTMENT SECURITIES (Cost $19,747,315,249)			29,025,308,260

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	45,348,297	524,679,798

TOTAL INVESTMENTS — (100.0%) (Cost $20,271,918,513)			$29,549,988,058

As of October 31, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	954	12/17/21	$211,221,711	$219,276,900	$8,055,189

Total Futures Contracts			$211,221,711	$219,276,900	$8,055,189

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$947,197,512	—	—	$947,197,512
Chile	36,082,220	$91,227,161	—	127,309,381
China	1,184,682,150	7,858,395,835	$40,107,464	9,083,185,449

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$47,310,651	—	—	$47,310,651
Czech Republic	—	$32,595,311	—	32,595,311
Egypt	145,411	15,686,679	—	15,832,090
Greece	—	63,122,281	$163,190	63,285,471
Hong Kong	8,975,910	38,713,664	231,773	47,921,347
Hungary	—	73,889,087	—	73,889,087
India	191,856,639	3,814,001,078	21,455	4,005,879,172
Indonesia	17,328,641	479,259,643	1,674,009	498,262,293
Malaysia	—	473,866,285	171	473,866,456
Mexico	638,275,178	3,067,747	21,878	641,364,803
Netherlands	—	17,726,005	—	17,726,005
Peru	22,702,879	9,505	—	22,712,384
Philippines	4,858,542	234,610,013	793	239,469,348
Poland	—	262,412,729	—	262,412,729
Qatar	—	116,866,510	—	116,866,510
Russia	26,384,415	296,122,038	—	322,506,453
Saudi Arabia	1,705,833	894,304,856	—	896,010,689
South Africa	146,449,939	1,011,472,117	—	1,157,922,056
South Korea	66,853,722	3,973,125,838	1,090,663	4,041,070,223
Taiwan	443,781,892	4,272,626,468	347,842	4,716,756,202
Thailand	603,577,687	—	—	603,577,687
Turkey	476,082	131,758,830	—	132,234,912
United Arab Emirates	—	166,201,301	48,977	166,250,278
United Kingdom	—	1,063,633	—	1,063,633
United States	6,426,925	—	—	6,426,925
Preferred Stocks
Brazil	247,134,443	65,066	—	247,199,509
Chile	—	2,680,141	—	2,680,141
Colombia	10,245,894	—	—	10,245,894
Philippines	—	1,037,601	—	1,037,601
South Korea	—	631,698	—	631,698
Thailand	990,448	—	—	990,448
Rights/Warrants
India	—	6,071	—	6,071
Indonesia	—	12,246	—	12,246
South Korea	—	31,054	—	31,054
Taiwan	—	48,707	—	48,707
Thailand	—	1,519,834	—	1,519,834
Securities Lending Collateral	—	524,679,798	—	524,679,798
Futures Contracts**	8,055,189	—	—	8,055,189

TOTAL	$4,661,498,202	$24,852,836,830	$43,708,215^	$29,558,043,247

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.3%)
*	Altice USA, Inc., Class A	179,381	$2,923,910
	Cable One, Inc.	1,354	2,316,978
*	Charter Communications, Inc., Class A	59,976	40,477,203
	Interpublic Group of Cos., Inc.	72,570	2,653,885
*	Match Group, Inc.	4,952	746,662
	Omnicom Group, Inc.	166,633	11,344,375
#	Sirius XM Holdings, Inc.	45,907	279,574
	Verizon Communications, Inc.	2,503,435	132,657,021

TOTAL COMMUNICATION SERVICES			193,399,608

CONSUMER DISCRETIONARY — (17.0%)
*	Amazon.com, Inc.	77,931	262,816,842
	Best Buy Co., Inc.	272,637	33,327,147
*	Burlington Stores, Inc.	2,810	776,375
	Dollar General Corp.	90,012	19,939,458
	eBay, Inc.	702,771	53,916,591
*	Etsy, Inc.	89,750	22,499,428
	Hanesbrands, Inc.	101	1,721
*	Hilton Worldwide Holdings, Inc.	24,240	3,489,348
	Home Depot, Inc.	390,804	145,277,479
	Lowe’s Cos., Inc.	318,826	74,547,895
*	Lululemon Athletica, Inc.	64,819	30,206,302
*	Marriott International, Inc., Class A	211,117	33,782,942
	NIKE, Inc., Class B	511,510	85,570,508
*	NVR, Inc.	1,178	5,766,075
*	O’Reilly Automotive, Inc.	42,428	26,403,793
	Pool Corp	16,059	8,272,955
*	RH	10,579	6,978,226
	Ross Stores, Inc.	150,123	16,993,924
	Service Corp. International	76,856	5,263,868
	Starbucks Corp.	125,207	13,280,707
	Target Corp.	303,381	78,763,775
	TJX Cos., Inc.	276,974	18,139,027
	Tractor Supply Co.	99,767	21,666,399
	Travel & Leisure Co.	7,845	426,297
*	Ulta Beauty, Inc.	15,892	5,838,085
	Whirlpool Corp.	15,869	3,345,661
	Williams-Sonoma, Inc.	58,255	10,819,701

TOTAL CONSUMER DISCRETIONARY			988,110,529

CONSUMER STAPLES — (11.5%)
	Altria Group, Inc.	940,393	41,480,735
	Brown-Forman Corp., Class A	4,389	281,028
	Brown-Forman Corp., Class B	198,462	13,473,585
	Campbell Soup Co.	123,391	4,929,470
	Clorox Co.	51,813	8,446,037
	Coca-Cola Co.	2,178,510	122,802,609
	Colgate-Palmolive Co.	222,549	16,956,008
	Costco Wholesale Corp.	235,203	115,611,683
	Estee Lauder Cos., Inc., Class A	86,812	28,155,736
*	Herbalife Nutrition Ltd.	8,932	414,445
	Hershey Co.	110,733	19,417,031
	Kellogg Co.	247,566	15,175,796
	Kimberly-Clark Corp.	73,479	9,514,796

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kroger Co.	743,305	$29,747,066
	Lamb Weston Holdings, Inc.	71,525	4,037,586
	PepsiCo, Inc.	721,706	116,627,690
	Procter & Gamble Co.	569,500	81,432,805
	Sysco Corp.	440,209	33,852,072
	Walmart, Inc.	68,111	10,177,146

TOTAL CONSUMER STAPLES			672,533,324

ENERGY — (0.3%)
*	Cheniere Energy, Inc.	38,026	3,931,888
	Occidental Petroleum Corp.	363,054	12,173,201

TOTAL ENERGY			16,105,089

FINANCIALS — (3.4%)
	Allstate Corp.	147,728	18,269,522
	American Express Co.	93,739	16,289,963
	Aon PLC, Class A	167,784	53,677,457
	Discover Financial Services	110,670	12,541,124
	FactSet Research Systems, Inc.	10,580	4,696,356
	Lazard Ltd., Class A	325	15,922
	LPL Financial Holdings, Inc.	65,582	10,756,760
	Marsh & McLennan Cos., Inc.	34,233	5,710,064
	Moody’s Corp.	43,883	17,735,315
	MSCI, Inc., Class A	14,305	9,511,108
	Progressive Corp.	80,457	7,633,760
	S&P Global, Inc.	77,507	36,750,719
	Santander Consumer USA Holdings, Inc.	21,091	879,495
	T Rowe Price Group, Inc.	7,094	1,538,547

TOTAL FINANCIALS			196,006,112

HEALTH CARE — (15.0%)
	AbbVie, Inc.	1,081,847	124,055,395
	AmerisourceBergen Corp.	73,030	8,911,120
	Amgen, Inc.	324,244	67,108,781
*	Avantor, Inc.	91,686	3,702,281
*	Biogen, Inc.	4,662	1,243,262
	Cardinal Health, Inc.	325,170	15,546,378
*	DaVita, Inc.	138,418	14,290,274
	Eli Lilly & Co	400,116	101,933,552
	Gilead Sciences, Inc.	291,303	18,899,739
	HCA Healthcare, Inc.	84,774	21,232,496
*	Hologic, Inc.	208,309	15,271,133
*	IDEXX Laboratories, Inc.	58,292	38,830,633
	Johnson & Johnson	1,162,274	189,311,189
*	Laboratory Corp. of America Holdings	5,946	1,706,621
	McKesson Corp.	2,895	601,813
	Merck & Co., Inc.	1,532,728	134,956,700
*	Mettler-Toledo International, Inc.	14,593	21,610,482
*	Moderna, Inc.	85,405	29,482,660
*	Molina Healthcare, Inc.	32,953	9,744,861
	Organon & Co.	153,272	5,632,746
*	Regeneron Pharmaceuticals, Inc.	9,957	6,371,882
*	Waters Corp.	14,938	5,490,462
	Zoetis, Inc.	181,044	39,141,713

TOTAL HEALTH CARE			875,076,173

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (12.5%)
	3M Co.	332,301	$59,375,543
	Allegion PLC	36,527	4,686,414
	Allison Transmission Holdings, Inc.	1,793	59,815
*	Boeing Co.	40,406	8,365,254
	Booz Allen Hamilton Holding Corp., Class A	86,441	7,508,265
	BWX Technologies, Inc.	1,500	85,110
	Carrier Global Corp.	466,956	24,389,112
	Caterpillar, Inc.	295,017	60,186,418
#	CH Robinson Worldwide, Inc.	40,262	3,905,011
	Cintas Corp.	51,603	22,349,259
*	Copart, Inc.	54,363	8,442,030
	CSX Corp.	455,655	16,481,041
	Deere & Co.	169,441	58,001,349
	Emerson Electric Co.	17,117	1,660,520
	Expeditors International of Washington, Inc.	35,933	4,429,102
	Fastenal Co.	291,411	16,633,740
	Graco, Inc.	31,016	2,331,783
	Honeywell International, Inc.	89,117	19,482,759
*	IAA, Inc.	27,656	1,649,680
	Illinois Tool Works, Inc.	135,400	30,853,598
	JB Hunt Transport Services, Inc.	72,973	14,389,546
	Lennox International, Inc.	2,197	657,518
	Lockheed Martin Corp.	99,755	33,150,582
	Masco Corp.	12,069	791,123
	Northrop Grumman Corp.	50,661	18,097,123
	Otis Worldwide Corp.	20,717	1,663,782
	Robert Half International, Inc.	26,339	2,978,151
	Rockwell Automation, Inc.	94,185	30,082,689
	Rollins, Inc.	64,509	2,272,652
	Toro Co.	34,841	3,326,270
*	Trex Co., Inc.	20,300	2,159,920
	Union Pacific Corp.	408,543	98,622,280
	United Parcel Service, Inc., Class B	305,366	65,186,480
*	United Rentals, Inc.	80,731	30,605,929
	Verisk Analytics, Inc., Class A	100,720	21,178,394
	Waste Management, Inc.	188,954	30,276,100
	WW Grainger, Inc.	44,501	20,608,858

TOTAL INDUSTRIALS			726,923,200

INFORMATION TECHNOLOGY — (34.5%)
	Accenture PLC, Class A	344,307	123,533,909
	Amphenol Corp., Class A	81,514	6,257,830
	Analog Devices, Inc.	41,955	7,278,773
	Apple, Inc.	1,825,774	273,500,945
	Applied Materials, Inc.	440,327	60,170,685
*	Aspen Technology, Inc.	20,260	3,174,539
*	Autodesk, Inc.	94,223	29,926,167
	Automatic Data Processing, Inc.	232,781	52,257,007
	Broadcom, Inc.	218,854	116,358,106
	Broadridge Financial Solutions, Inc.	74,381	13,270,314
	CDW Corp.	99,547	18,580,448
	Cisco Systems, Inc.	116,484	6,519,609
	Citrix Systems, Inc.	39,521	3,743,824
*	Dell Technologies, Inc., Class C	102,737	11,300,043
*	Dropbox, Inc., Class A	50,704	1,545,965
*	Fair Isaac Corp.	9,573	3,811,969
*	FleetCor Technologies, Inc.	50,965	12,609,251
*	Fortinet, Inc.	79,146	26,619,966
*	Gartner, Inc.	53,466	17,745,900

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
* GoDaddy, Inc., Class A	28,760	$1,989,329
Intel Corp.	2,139,206	104,821,094
International Business Machines Corp.	516,074	64,560,857
Intuit, Inc.	19,484	12,196,789
Jack Henry & Associates, Inc.	10,151	1,689,938
KLA Corp.	140,050	52,205,038
Lam Research Corp.	72,492	40,854,316
Mastercard, Inc., Class A	370,415	124,281,641
Microsoft Corp.	908,010	301,114,276
NetApp, Inc.	99,721	8,905,085
NortonLifeLock, Inc.	289,435	7,366,121
NVIDIA Corp.	78,468	20,061,914
Oracle Corp.	1,054,524	101,171,033
Paychex, Inc.	364,844	44,977,968
QUALCOMM, Inc.	511,799	68,089,739
Seagate Technology Holdings PLC	177,693	15,827,116
Skyworks Solutions, Inc.	7,510	1,255,146
Teradyne, Inc.	116,513	16,106,757
Texas Instruments, Inc.	456,136	85,516,377
# Ubiquiti, Inc.	4,939	1,509,013
# Visa, Inc., Class A	643,898	136,358,279
Western Union Co.	53,109	967,646
* Zebra Technologies Corp., Class A	15,050	8,035,947

TOTAL INFORMATION TECHNOLOGY		2,008,066,669

MATERIALS — (1.7%)
Avery Dennison Corp.	55,076	11,991,147
Ball Corp.	58,600	5,360,728
* Berry Global Group, Inc.	30,253	1,982,782
Crown Holdings, Inc.	89,288	9,285,059
LyondellBasell Industries NV, Class A	236,550	21,956,571
PPG Industries, Inc.	29,778	4,781,453
RPM International, Inc.	23,545	2,053,124
Scotts Miracle-Gro Co.	38,977	5,786,525
Sealed Air Corp.	11,977	710,476
Sherwin-Williams Co.	103,032	32,620,962
Southern Copper Corp.	6,256	375,297

TOTAL MATERIALS		96,904,124

UTILITIES — (0.1%)
NRG Energy, Inc.	165,416	6,598,444

TOTAL COMMON STOCKS Cost ($4,178,648,003)		5,779,723,272

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.025%	42,574,164	42,574,164

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12

TOTAL INVESTMENTS — (100.0%) (Cost $4,221,222,179)		$5,822,297,448

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2021, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	176	12/17/21	$39,512,071	$40,453,600	$941,529

Total Futures Contracts			$39,512,071	$40,453,600	$941,529

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$193,399,608	—	—	$193,399,608
Consumer Discretionary	988,110,529	—	—	988,110,529
Consumer Staples	672,533,324	—	—	672,533,324
Energy	16,105,089	—	—	16,105,089
Financials	196,006,112	—	—	196,006,112
Health Care	875,076,173	—	—	875,076,173
Industrials	726,923,200	—	—	726,923,200
Information Technology	2,008,066,669	—	—	2,008,066,669
Materials	96,904,124	—	—	96,904,124
Utilities	6,598,444	—	—	6,598,444
Temporary Cash Investments	42,574,164	—	—	42,574,164
Securities Lending Collateral	—	$12	—	12
Futures Contracts**	941,529	—	—	941,529

TOTAL	$5,823,238,965	$12	—	$5,823,238,977

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.0%)
ALS Ltd.	173,730	$1,742,475
ARB Corp. Ltd.	5,689	209,531
Aristocrat Leisure Ltd.	174,088	6,174,329
Aurizon Holdings Ltd.	38,508	98,175
# BHP Group Ltd.	252,734	6,941,840
# BHP Group Ltd., Sponsored ADR	261,477	14,339,399
Brambles Ltd.	692,887	5,256,720
Carsales.com Ltd.	100,232	1,875,756
CIMIC Group Ltd.	12,246	184,532
Cochlear Ltd.	7,722	1,291,598
Coles Group Ltd.	388,466	5,034,122
Computershare Ltd.	112,520	1,601,089
CSL Ltd.	93,279	21,224,731
Domino’s Pizza Enterprises Ltd.	22,247	2,282,054
Eagers Automotive Ltd.	41,052	461,232
Endeavour Group Ltd.	306,354	1,574,190
Evolution Mining Ltd.	617,230	1,675,742
Fortescue Metals Group Ltd.	461,596	4,809,847
IDP Education Ltd.	34,865	986,437
Iluka Resources Ltd.	180,091	1,284,840
James Hardie Industries PLC	159,118	6,251,142
JB Hi-Fi Ltd.	55,236	2,108,876
Magellan Financial Group Ltd.	57,423	1,510,574
Medibank Pvt Ltd.	949,306	2,385,729
Metcash Ltd.	282,070	869,329
Mineral Resources Ltd.	84,704	2,490,153
Northern Star Resources Ltd.	135,254	936,341
Premier Investments Ltd.	26,871	623,626
Pro Medicus Ltd.	15,183	613,142
Ramsay Health Care Ltd.	73,183	3,911,345
REA Group Ltd.	17,582	2,133,905
Rio Tinto Ltd.	93,573	6,410,942
Sonic Healthcare Ltd.	123,114	3,735,829
Telstra Corp. Ltd.	1,132,094	3,272,292
Wesfarmers Ltd.	252,587	10,928,358
Woolworths Group Ltd.	306,354	8,824,470

TOTAL AUSTRALIA		136,054,692

AUSTRIA — (0.1%)
OMV AG	41,584	2,517,633
voestalpine AG	20,728	787,272

TOTAL AUSTRIA		3,304,905

BELGIUM — (0.7%)
Anheuser-Busch InBev SA	80,096	4,899,247
Etablissements Franz Colruyt NV	13,999	687,321
Proximus SADP	39,773	748,987
Solvay SA	25,363	3,014,953
UCB SA	30,232	3,613,499
Umicore SA	51,735	2,966,303

TOTAL BELGIUM		15,930,310

CANADA — (9.6%)
Agnico Eagle Mines Ltd.	85,338	4,529,616
Agnico Eagle Mines Ltd.	4,900	259,945

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
CANADA — (Continued)
Alimentation Couche-Tard, Inc., Class B	184,394	$6,916,265
# B2Gold Corp.	157,030	648,371
Barrick Gold Corp.	730	13,396
# Barrick Gold Corp.	154,726	2,842,317
* Bausch Health Cos., Inc.	2,315	65,005
* Bausch Health Cos., Inc.	63,212	1,771,836
BCE, Inc.	14,136	727,702
BCE, Inc.	11,542	594,067
Canadian National Railway Co.	103,129	13,706,091
Canadian National Railway Co.	52,046	6,917,434
Canadian Natural Resources Ltd.	202,907	8,625,577
Canadian Pacific Railway Ltd.	40,000	3,095,992
# Canadian Pacific Railway Ltd.	66,160	5,120,784
# Canadian Tire Corp. Ltd., Class A	21,273	3,021,467
CCL Industries, Inc., Class B	56,629	3,095,469
* CGI, Inc.	29,828	2,666,325
* CGI, Inc.	52,394	4,680,576
Constellation Software, Inc.	6,141	10,792,351
Dollarama, Inc.	89,069	4,025,953
# Element Fleet Management Corp.	162,542	1,766,475
Empire Co. Ltd., Class A	68,713	2,054,283
Fairfax Financial Holdings Ltd.	7,428	3,008,472
FirstService Corp.	2,915	582,767
# FirstService Corp.	7,098	1,415,700
George Weston Ltd.	33,809	3,652,989
Gildan Activewear, Inc.	60,028	2,204,228
Kinross Gold Corp.	163,900	985,307
Kinross Gold Corp.	389,721	2,342,223
Kirkland Lake Gold Ltd.	87,062	3,670,026
Kirkland Lake Gold Ltd.	10,017	422,417
# Loblaw Cos. Ltd.	78,593	5,910,986
Lundin Mining Corp.	171,640	1,493,667
Magna International, Inc.	69,138	5,623,887
Magna International, Inc.	50,730	4,124,349
Metro, Inc.	87,772	4,416,259
National Bank of Canada	138,986	11,506,549
Northland Power, Inc.	61,283	1,970,306
Onex Corp.	29,800	2,220,793
Open Text Corp.	68,188	3,434,745
Open Text Corp.	20,437	1,029,003
# Parkland Corp.	23,256	676,671
# Quebecor, Inc., Class B	49,134	1,252,171
Restaurant Brands International, Inc.	32,650	1,848,566
# Restaurant Brands International, Inc.	9,859	558,414
Ritchie Bros Auctioneers, Inc.	22,931	1,567,335
Ritchie Bros Auctioneers, Inc.	7,601	519,528
Rogers Communications, Inc., Class B	120,497	5,604,240
Rogers Communications, Inc., Class B	26,095	1,215,505
Royal Bank of Canada	185,318	19,289,484
Royal Bank of Canada	64,164	6,673,698
Shaw Communications, Inc., Class B	158,804	4,573,186
Shaw Communications, Inc., Class B	32,364	933,378
Stantec, Inc.	28,600	1,580,672
TC Energy Corp.	200,669	10,855,518
# TC Energy Corp.	2,475	133,898
TFI International, Inc.	23,500	2,605,773
TFI International, Inc.	900	99,747
Toromont Industries Ltd.	26,993	2,401,583
West Fraser Timber Co. Ltd.	36,188	2,897,438

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	WSP Global, Inc.	27,767	$3,764,340

TOTAL CANADA			217,003,115

DENMARK — (2.7%)
	Coloplast AS, Class B	35,250	5,756,958
	Novo Nordisk AS, Class B	490,008	53,731,758
	Pandora AS	13,476	1,885,772

TOTAL DENMARK			61,374,488

FINLAND — (0.9%)
	Elisa Oyj	50,367	3,039,660
	Kesko Oyj, Class A	61,869	1,889,708
	Kesko Oyj, Class B	140,319	4,566,609
	Kone Oyj, Class B	66,640	4,544,785
	Metso Outotec Oyj	43,455	436,567
	Neste Oyj	85,439	4,756,544
*	Nokia Oyj, Sponsored ADR	131,009	744,131
	Orion Oyj, Class A	1,017	43,876

TOTAL FINLAND			20,021,880

FRANCE — (9.1%)
	Air Liquide SA	66,793	11,151,605
*	Airbus SE	114,996	14,751,919
	Arkema SA	23,587	3,226,560
	BioMerieux	3,906	497,502
	Bouygues SA	88,676	3,592,735
	Bureau Veritas SA	82,576	2,624,680
	Capgemini SE	55,952	13,045,927
	Carrefour SA	234,680	4,248,613
	Cie Generale des Etablissements Michelin SCA	68,161	10,716,097
	Eiffage SA	34,919	3,594,044
	Eurofins Scientific SE	57,290	6,761,074
Ω	Euronext NV	19,825	2,230,400
	Faurecia SE	17,269	901,925
	Faurecia SE	5,946	306,987
	Hermes International	5,123	8,134,887
	Ipsen SA	12,849	1,329,793
	Kering SA	17,329	13,006,013
Ω	La Francaise des Jeux SAEM	16,678	866,012
	Legrand SA	107,350	11,710,814
	LVMH Moet Hennessy Louis Vuitton SE	59,150	46,380,786
#	Orange SA	904,071	9,858,848
	Publicis Groupe SA	88,114	5,915,394
	Safran SA	640	86,137
	Sartorius Stedim Biotech	5,109	2,815,932
	SEB SA	10,627	1,665,137
	STMicroelectronics NV	116,439	5,528,383
#	STMicroelectronics NV	51,544	2,455,556
	Teleperformance	25,762	10,761,088
	Thales SA	44,519	4,108,146
#*	Ubisoft Entertainment SA	26,267	1,375,439
	Valeo	82,016	2,409,799

TOTAL FRANCE.			206,058,232

GERMANY — (7.1%)
	Adidas AG	32,418	10,610,451
	Bayer AG	204,634	11,532,692

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bayerische Motoren Werke AG	74,076	$7,484,343
	Bechtle AG	50,370	3,778,442
	Brenntag SE	58,677	5,582,428
*	Continental AG	38,029	4,471,123
Ω	Covestro AG	79,250	5,075,060
	Daimler AG	196,327	19,487,892
	Deutsche Boerse AG	55,013	9,132,546
	Deutsche Post AG	218,448	13,523,455
	Deutsche Telekom AG	837,113	15,567,916
	E.ON SE	886,740	11,243,686
	Fielmann AG	6,893	454,550
#	Fresenius Medical Care AG & Co. KGaA	82,718	5,494,879
#Ω	Hapag-Lloyd AG	10,586	2,277,643
*	HelloFresh SE	52,118	4,223,583
	Hochtief AG	637	49,145
	KION Group AG	30,434	3,324,268
	Knorr-Bremse AG	20,759	2,190,946
	Nemetschek SE	17,051	1,957,738
	Puma SE	30,349	3,764,788
	Rational AG	1,286	1,276,415
	RTL Group SA	8,997	519,651
Ω	Siemens Healthineers AG	13,248	881,070
	Symrise AG, Class A	47,572	6,580,259
*Ω	TeamViewer AG	2,998	44,746
	Telefonica Deutschland Holding AG	387,440	1,009,443
*	Vitesco Technologies Group AG, Class A	7,606	436,098
	Volkswagen AG	8,212	2,669,703
	Wacker Chemie AG	4,274	772,341
*Ω	Zalando SE	51,356	4,852,144

TOTAL GERMANY			160,269,444

HONG KONG — (2.3%)
	AIA Group Ltd.	634,400	7,109,726
Ω	BOC Aviation Ltd.	66,300	580,176
	Chow Tai Fook Jewellery Group Ltd.	839,600	1,712,448
	Hang Seng Bank Ltd.	46,700	887,437
	HKT Trust & HKT Ltd.	1,842,000	2,499,655
	Hong Kong Exchanges & Clearing Ltd.	293,437	17,677,145
Ω	JS Global Lifestyle Co. Ltd.	306,500	567,598
	Man Wah Holdings Ltd.	702,800	1,087,682
*	MGM China Holdings Ltd.	13,200	9,685
	NagaCorp Ltd.	264,000	242,309
	Orient Overseas International Ltd.	6,000	110,315
	PCCW Ltd.	69,270	35,662
	Prada SpA	205,200	1,293,387
	SITC International Holdings Co. Ltd.	436,000	1,473,611
	Techtronic Industries Co. Ltd.	571,500	11,741,611
Ω	WH Group Ltd.	3,518,863	2,466,772
	Xinyi Glass Holdings Ltd.	718,000	2,023,285

TOTAL HONG KONG			51,518,504

IRELAND — (0.6%)
	CRH PLC, Sponsored ADR	84,212	4,037,123
	Kerry Group PLC, Class A	8,319	1,116,233
	Kingspan Group PLC	38,555	4,438,643
	Smurfit Kappa Group PLC	69,017	3,617,636

TOTAL IRELAND			13,209,635

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (0.4%)
*	Bezeq The Israeli Telecommunication Corp. Ltd.	83,741	$105,041
	Elbit Systems Ltd.	1,780	280,584
#	Elbit Systems Ltd.	5,528	877,902
	Harel Insurance Investments & Financial Services Ltd.	39,337	439,797
	ICL Group Ltd.	110,781	949,393
	Maytronics Ltd.	8,939	211,302
	Mizrahi Tefahot Bank Ltd.	38,294	1,393,327
*	Nice Ltd.	376	106,295
#*	Nice Ltd., Sponsored ADR	6,095	1,725,007
*	Nova Ltd.	6,515	695,695
	Phoenix Holdings Ltd.	47,951	606,097
	Shapir Engineering & Industry Ltd.	32,095	262,719
*	Shikun & Binui Ltd.	63,437	377,306
	Shufersal Ltd.	40,979	339,390
	Strauss Group Ltd.	8,253	242,580
#*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	28,435	248,522
*	Tower Semiconductor Ltd.	13,260	422,596
*	Tower Semiconductor Ltd.	14,140	462,970

TOTAL ISRAEL			9,746,523

ITALY — (1.7%)
	Amplifon SpA	29,448	1,498,557
	CNH Industrial NV	146,903	2,530,486
	DiaSorin SpA	5,809	1,313,206
	Enel SpA	1,249,672	10,461,982
	Eni SpA	150,746	2,160,558
	Ferrari NV	1,191	282,609
	Ferrari NV	18,243	4,326,692
*	FinecoBank Banca Fineco SpA	74,704	1,426,681
	Moncler SpA	66,209	4,764,690
	Recordati Industria Chimica e Farmaceutica SpA	27,454	1,720,183
	Snam SpA	367,268	2,080,129
	Stellantis NV	349,193	6,971,446

TOTAL ITALY			39,537,219

JAPAN — (20.7%)
	Advantest Corp.	73,700	6,042,510
	Aeon Co. Ltd.	173,600	3,993,605
	Air Water, Inc.	78,500	1,201,057
	Aisin Corp.	54,700	2,001,624
	Ajinomoto Co., Inc.	112,100	3,356,350
	Anritsu Corp.	42,500	704,754
	Asics Corp.	50,900	1,268,501
	Bandai Namco Holdings, Inc.	58,100	4,439,917
	BayCurrent Consulting, Inc.	4,700	1,950,593
	Benefit One, Inc.	23,900	1,206,151
	Bridgestone Corp.	2,200	97,326
	Brother Industries Ltd.	81,500	1,575,716
	Calbee, Inc.	11,300	291,150
	Capcom Co. Ltd.	66,100	1,779,109
	Chugai Pharmaceutical Co. Ltd.	141,500	5,290,595
	Cosmos Pharmaceutical Corp.	7,600	1,161,410
	Create SD Holdings Co. Ltd.	500	15,371
	CyberAgent, Inc.	134,800	2,258,647
	Daicel Corp.	16,400	122,791
	Daifuku Co. Ltd.	400	36,824
	Daikin Industries Ltd.	49,600	10,863,132
	Daio Paper Corp.	37,900	666,909

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daito Trust Construction Co. Ltd.	29,900	$3,707,124
	Daiwa House Industry Co. Ltd.	131,100	4,325,012
	Denka Co. Ltd.	12,300	402,691
	Disco Corp.	10,200	2,749,896
	DMG Mori Co. Ltd.	7,300	125,712
	Fancl Corp.	22,800	691,250
	Fast Retailing Co. Ltd.	11,700	7,766,665
	Food & Life Cos. Ltd.	37,700	1,634,047
	FP Corp.	15,900	539,916
	Fuji Kyuko Co. Ltd.	3,700	149,061
	Fujitsu Ltd.	53,600	9,263,670
	GMO internet, Inc.	19,900	549,522
	GMO Payment Gateway, Inc.	13,800	1,748,408
	Goldwin, Inc.	5,100	308,597
	Hakuhodo DY Holdings, Inc.	8,200	133,690
	Haseko Corp.	114,100	1,485,701
	Hikari Tsushin, Inc.	7,571	1,167,100
	Hitachi Ltd.	263,500	15,184,066
	Hitachi Transport System Ltd.	18,100	713,071
	Hoya Corp.	78,800	11,600,027
	Hulic Co. Ltd.	121,300	1,166,359
	Ibiden Co. Ltd.	44,700	2,685,841
	Idemitsu Kosan Co. Ltd.	79,400	2,168,596
	IHI Corp.	61,400	1,434,169
	Internet Initiative Japan, Inc.	22,000	769,742
	IR Japan Holdings Ltd.	400	36,888
#	Ito En Ltd.	20,200	1,345,435
	Itochu Techno-Solutions Corp.	33,300	1,051,922
	Iwatani Corp.	20,500	1,210,841
*	Japan Airlines Co. Ltd.	1,800	38,739
	Japan Exchange Group, Inc.	208,700	4,941,610
	Japan Tobacco, Inc.	304,200	5,971,802
	JCR Pharmaceuticals Co. Ltd.	1,600	39,269
#	Jeol Ltd.	8,000	606,306
	Justsystems Corp.	9,900	511,694
	Kakaku.com, Inc.	41,500	1,377,174
	Kao Corp.	111,000	6,279,051
	Katitas Co. Ltd.	16,500	602,477
	KDDI Corp.	456,200	13,950,588
#	Kobe Bussan Co. Ltd.	35,000	1,205,634
	Konami Holdings Corp.	36,300	1,997,609
	K’s Holdings Corp.	34,700	358,198
#	Kusuri no Aoki Holdings Co. Ltd.	4,400	292,888
	Lasertec Corp.	20,100	4,360,004
	Lawson, Inc.	24,200	1,170,302
	Lixil Corp.	116,700	2,998,008
	M3, Inc.	80,300	4,732,102
	McDonald’s Holdings Co. Japan Ltd.	28,400	1,269,240
	MEIJI Holdings Co. Ltd.	56,500	3,565,644
	Menicon Co. Ltd.	17,200	645,761
	Minebea Mitsumi, Inc.	176,800	4,476,050
	Mitsubishi Chemical Holdings Corp.	2,900	24,005
	Mitsubishi HC Capital, Inc.	267,250	1,340,045
	Mitsui Chemicals, Inc.	41,600	1,236,927
	Mitsui High-Tec, Inc.	6,300	486,618
	MonotaRO Co. Ltd.	83,300	1,898,554
	Morinaga Milk Industry Co. Ltd.	16,600	972,838
	Murata Manufacturing Co. Ltd.	117,300	8,701,144
	NEC Corp.	113,800	5,826,789

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NEC Networks & System Integration Corp.	1,600	$25,745
	NET One Systems Co. Ltd.	32,230	1,056,930
	Nichirei Corp.	51,200	1,246,998
	Nidec Corp.	65,800	7,287,865
	Nifco, Inc.	38,200	1,218,562
	Nihon Kohden Corp.	2,300	73,184
	Nihon M&A Center, Inc.	107,200	3,291,510
	Nihon Unisys Ltd.	26,600	747,374
	Nintendo Co. Ltd.	25,600	11,306,418
	Nippon Express Co. Ltd.	17,300	1,082,884
	Nippon Sanso Holdings Corp.	74,100	1,749,395
	Nippon Yusen KK	83,113	5,988,897
	Nipro Corp.	16,400	166,651
	Nissan Chemical Corp.	50,100	2,788,497
	Nitori Holdings Co. Ltd.	19,000	3,490,499
	Nomura Research Institute Ltd.	69,500	2,782,367
	NTT Data Corp.	164,700	3,304,016
	Olympus Corp.	207,300	4,490,749
	Open House Co. Ltd.	28,100	1,792,023
	Oracle Corp.	13,400	1,267,967
	Otsuka Corp.	47,400	2,334,759
	Pan Pacific International Holdings Corp.	165,700	3,479,184
	Panasonic Corp.	588,700	7,279,878
*	Park24 Co. Ltd.	34,900	534,590
	Penta-Ocean Construction Co. Ltd.	6,000	41,346
*	PeptiDream, Inc.	30,400	734,835
	Persol Holdings Co. Ltd.	78,800	2,118,037
	Pigeon Corp.	45,000	1,042,028
	Rakus Co. Ltd.	27,000	855,749
	Recruit Holdings Co. Ltd.	234,200	15,578,749
	Relo Group, Inc.	34,200	711,355
*	Renesas Electronics Corp.	309,300	3,804,830
	Rengo Co. Ltd.	59,300	449,679
*	RENOVA, Inc.	12,400	545,487
	Ryohin Keikaku Co. Ltd.	107,100	2,110,538
	Sankyu, Inc.	22,500	1,015,802
	Sanwa Holdings Corp.	92,100	1,074,222
	SBI Holdings, Inc.	50,600	1,311,525
	SCSK Corp.	69,300	1,402,429
	Seiko Epson Corp.	83,700	1,490,368
	Sekisui Chemical Co. Ltd.	5,500	90,358
	Seria Co. Ltd.	14,500	478,698
	Seven & I Holdings Co. Ltd.	177,000	7,431,303
	SG Holdings Co. Ltd.	109,800	2,757,197
	Sharp Corp.	98,400	1,160,646
	Shimano, Inc.	11,500	3,208,654
	Shinko Electric Industries Co. Ltd.	24,200	974,949
*	Skylark Holdings Co. Ltd.	88,100	1,193,719
	SMS Co. Ltd.	24,200	938,920
	Softbank Corp.	627,600	8,566,537
	SoftBank Group Corp.	427,500	23,143,722
	Sony Group Corp.	328,700	38,062,239
	Square Enix Holdings Co. Ltd.	35,000	1,917,302
	SUMCO Corp.	128,300	2,451,635
	Sumitomo Forestry Co. Ltd.	300	5,730
	Sumitomo Rubber Industries Ltd.	75,900	935,397
	Sundrug Co. Ltd.	27,400	801,890
	Sysmex Corp.	29,000	3,595,733
	Systena Corp.	22,600	417,643

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taiheiyo Cement Corp.	49,900	$1,060,188
	Taisei Corp.	62,200	1,951,782
	Taiyo Yuden Co. Ltd.	54,000	2,737,067
	TDK Corp.	178,200	6,478,102
	TechnoPro Holdings, Inc.	44,400	1,418,991
	Teijin Ltd.	69,500	932,880
	Terumo Corp.	13,000	573,505
	TIS, Inc.	83,600	2,277,504
	Toei Animation Co. Ltd.	900	139,755
	Tokyo Century Corp.	20,500	1,173,745
	Tokyo Electron Ltd.	33,900	15,798,515
	Toyo Tire Corp.	53,000	881,306
	Toyota Boshoku Corp.	21,900	421,072
	Trend Micro, Inc.	55,400	3,131,228
	Tsuruha Holdings, Inc.	11,800	1,455,473
	Unicharm Corp.	67,200	2,717,756
	USS Co. Ltd.	76,400	1,231,437
	Welcia Holdings Co. Ltd.	36,300	1,355,130
	Workman Co. Ltd.	7,600	404,090
	Yamaha Motor Co. Ltd.	130,100	3,626,381
	Yamato Holdings Co. Ltd.	131,100	3,222,857
	Yaoko Co. Ltd.	6,000	357,140
	Yokohama Rubber Co. Ltd.	47,400	802,063
	Z Holdings Corp.	452,000	2,806,024
	Zenkoku Hosho Co. Ltd.	22,900	1,106,634
	Zensho Holdings Co. Ltd.	35,400	817,620
	ZOZO, Inc.	34,900	1,120,239

TOTAL JAPAN			469,520,808

NETHERLANDS — (4.5%)
*Ω	Adyen NV	2,407	7,262,663
	ASML Holding NV	14,189	11,534,233
	ASML Holding NV	52,224	42,451,845
*Ω	GrandVision NV	6,231	204,475
	Koninklijke Ahold Delhaize NV	441,808	14,373,098
	Koninklijke KPN NV	1,728,646	5,165,080
	Stellantis NV	367,144	7,330,740
	Wolters Kluwer NV	135,723	14,212,699

TOTAL NETHERLANDS			102,534,833

NEW ZEALAND — (0.2%)
*	a2 Milk Co. Ltd.	35,359	166,556
	Chorus Ltd.	265,144	1,210,810
	Fisher & Paykel Healthcare Corp. Ltd.	92,250	2,066,723
	Spark New Zealand Ltd.	718,523	2,352,209

TOTAL NEW ZEALAND			5,796,298

NORWAY — (0.7%)
	AF Gruppen ASA	14,583	340,116
#	Aker BP ASA	47,410	1,819,212
	Atea ASA	27,445	512,837
	Borregaard ASA	28,869	701,039
	Equinor ASA	226,419	5,737,079
	Gjensidige Forsikring ASA	11,111	276,649
*	Nordic Semiconductor ASA	29,874	887,562
	Salmar ASA	3,756	286,547
	Telenor ASA	135,087	2,134,443
	Tomra Systems ASA	30,011	1,939,632

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Veidekke ASA	19,983	$287,955
	Yara International ASA	32,795	1,713,961

TOTAL NORWAY			16,637,032

PORTUGAL — (0.1%)
	Jeronimo Martins SGPS SA	65,996	1,495,116

SINGAPORE — (0.8%)
	Dairy Farm International Holdings Ltd.	73,200	261,530
	DBS Group Holdings Ltd.	309,358	7,229,033
	Jardine Cycle & Carriage Ltd.	29,200	488,143
	Olam International Ltd.	110,400	139,171
*	SATS Ltd.	84,500	262,806
	Sembcorp Industries Ltd.	34,100	50,894
*	Singapore Airlines Ltd.	49,850	192,025
	Singapore Exchange Ltd.	221,600	1,590,359
	Singapore Technologies Engineering Ltd.	422,000	1,198,406
	Singapore Telecommunications Ltd.	1,394,900	2,587,868
	Singapore Telecommunications Ltd.	104,400	192,510
	United Overseas Bank Ltd.	19,600	389,615
	Venture Corp. Ltd.	85,200	1,190,100
	Wilmar International Ltd.	390,400	1,248,165
	Yangzijiang Shipbuilding Holdings Ltd.	393,200	415,120

TOTAL SINGAPORE			17,435,745

SPAIN — (1.8%)
	Acciona SA	5,668	1,088,499
	ACS Actividades de Construccion y Servicios SA	94,551	2,478,145
*Ω	Aena SME SA	513	84,253
Ω	Cellnex Telecom SA	28,687	1,764,241
	Endesa SA	100,465	2,316,995
	Fluidra SA	1,188	45,373
	Grifols SA	66,166	1,515,515
	Iberdrola SA	961,878	11,368,609
#	Industria de Diseno Textil SA	196,125	7,104,478
	Repsol SA	420,515	5,386,180
	Telefonica SA	1,866,909	8,109,214

TOTAL SPAIN			41,261,502

SWEDEN — (2.8%)
	AddTech AB, Class B	79,454	1,777,559
	Atlas Copco AB, Class A	135,496	8,725,764
#	Atlas Copco AB, Class B	80,017	4,336,426
	Avanza Bank Holding AB	41,576	1,652,881
	Axfood AB	21,921	537,462
	Beijer Ref AB, Class B	14,877	305,290
	Boliden AB	14,041	495,004
	Bure Equity AB	16,410	761,708
	Electrolux AB, Class B	110,462	2,513,290
	Elekta AB, Class B	85,957	1,000,921
	Epiroc AB, Class A	133,951	3,332,898
	Epiroc AB, Class B	80,900	1,718,627
Ω	Evolution AB	19,131	3,105,761
#	H & M Hennes & Mauritz AB, Class B	185,072	3,481,728
	Husqvarna AB, Class A	1,245	17,866
	Husqvarna AB, Class B	45,735	651,766
	Indutrade AB	95,244	2,776,500
	Kindred Group PLC	95,508	1,342,104

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lifco AB, Class B	25,965	$757,095
	Medicover AB, Class B	5,240	158,866
*	Millicom International Cellular SA	31,094	1,088,768
	Nolato AB, Class B	4,041	53,428
*	Nordic Entertainment Group AB, Class B	5,231	303,335
	Peab AB, Class B	79,186	995,339
	Sectra AB, Class B	3,215	78,242
	Sweco AB, Class B	79,887	1,272,066
	Tele2 AB, Class B	150,420	2,125,940
	Telefonaktiebolaget LM Ericsson, Class A	12,933	141,693
	Telefonaktiebolaget LM Ericsson, Class B	676,560	7,384,927
	Telia Co. AB	2,692	10,603
Ω	Thule Group AB	20,951	1,210,560
	Volvo AB, Class A	49,757	1,176,311
	Volvo AB, Class B	355,233	8,283,732

TOTAL SWEDEN			63,574,460

SWITZERLAND — (8.9%)
	EMS-Chemie Holding AG	2,152	2,134,622
	Geberit AG	14,079	10,995,031
#	Givaudan SA	2,412	11,365,189
	Kuehne + Nagel International AG	24,938	7,854,234
#	Logitech International SA	69,413	5,763,361
	Nestle SA	290,751	38,352,143
	Partners Group Holding AG	7,501	13,103,903
	Roche Holding AG	8,192	3,523,567
	Roche Holding AG	183,630	71,137,153
	Schindler Holding AG	5,877	1,508,783
	SGS SA	2,308	6,832,878
	Sika AG	36,778	12,459,637
	Sonova Holding AG	1,537	636,889
	Straumann Holding AG	1,933	4,023,920
	Swisscom AG	13,349	7,268,855
	Temenos AG	21,808	3,338,728
Ω	VAT Group AG	3,441	1,644,904

TOTAL SWITZERLAND			201,943,797

UNITED KINGDOM — (13.4%)
	Abrdn Plc	29,615	102,945
	Admiral Group PLC	80,190	3,150,036
Ω	Airtel Africa PLC	23,967	35,932
	Anglo American PLC	242,600	9,229,237
	Ashtead Group PLC	224,550	18,819,564
	AstraZeneca PLC, Sponsored ADR	411,126	25,646,040
	AstraZeneca PLC	67,346	8,425,072
Ω	Auto Trader Group PLC	277,795	2,303,042
	B&M European Value Retail SA	414,561	3,591,641
	BAE Systems PLC	1,647,985	12,426,073
#	BHP Group PLC, ADR	144,280	7,643,954
	BHP Group PLC	242,244	6,398,045
	BP PLC	165,519	792,985
*	BT Group PLC	4,496,264	8,542,132
	Bunzl PLC	109,102	4,032,419
	Burberry Group PLC	166,160	4,391,454
*	Centrica PLC	552,279	455,899
	CNH Industrial NV	277,392	4,742,377
	Coca-Cola HBC AG	14,125	489,575
	Croda International PLC	2,659	344,150

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Diageo PLC, Sponsored ADR	106,135	$21,191,975
Diageo PLC	80,730	4,016,454
Evraz PLC	174,839	1,485,082
Experian PLC	193,875	8,889,401
Ferguson PLC	94,077	14,155,179
* Frasers Group PLC	78,444	691,451
Games Workshop Group PLC	11,230	1,483,279
Hargreaves Lansdown PLC	90,699	1,908,575
Hikma Pharmaceuticals PLC	6,883	226,877
HomeServe PLC	46,197	539,650
Howden Joinery Group PLC	269,012	3,386,388
IMI PLC	93,689	2,092,250
Imperial Brands PLC	488,637	10,310,814
Intertek Group PLC	58,789	3,936,977
* ITV PLC	1,623,403	2,389,322
JD Sports Fashion PLC	215,311	3,209,186
Mondi PLC	5,285	131,986
Next PLC	40,119	4,372,547
Reckitt Benckiser Group PLC	92,710	7,526,457
# RELX PLC, Sponsored ADR	260,282	8,118,196
RELX PLC	45,322	1,405,316
RELX PLC	28,850	894,925
Rentokil Initial PLC	707,859	5,697,517
Rightmove PLC	256,345	2,423,118
Rio Tinto PLC	26,572	1,656,803
# Rio Tinto PLC, Sponsored ADR	251,488	15,911,646
Softcat PLC	36,251	963,458
Spirax-Sarco Engineering PLC	19,315	4,123,162
SSE PLC	501,447	11,292,383
St. James’s Place PLC	197,498	4,266,517
Unilever PLC, Sponsored ADR	508,666	27,254,324
Unilever PLC	48,760	2,610,702
Unilever PLC	62,170	3,328,181

TOTAL UNITED KINGDOM		303,452,670

TOTAL COMMON STOCKS		2,157,681,208

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG	12,457	1,061,856
Sartorius AG	6,967	4,512,787
Volkswagen AG	47,694	10,704,031

TOTAL GERMANY		16,278,674

TOTAL INVESTMENT SECURITIES (Cost $1,682,823,541)		2,173,959,882

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	8,322,937	96,296,385

TOTAL INVESTMENTS — (100.0%) (Cost $1,779,114,946)		$2,270,256,267

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$14,339,399	$121,715,293	—	$136,054,692
Austria	—	3,304,905	—	3,304,905
Belgium	—	15,930,310	—	15,930,310
Canada	217,003,115	—	—	217,003,115
Denmark	—	61,374,488	—	61,374,488
Finland	744,131	19,277,749	—	20,021,880
France	2,455,556	203,602,676	—	206,058,232
Germany	436,098	159,833,346	—	160,269,444
Hong Kong	—	51,518,504	—	51,518,504
Ireland	4,037,123	9,172,512	—	13,209,635
Israel	3,274,027	6,472,496	—	9,746,523
Italy	4,326,692	35,210,527	—	39,537,219
Japan	—	469,520,808	—	469,520,808
Netherlands	42,451,845	60,082,988	—	102,534,833
New Zealand	—	5,796,298	—	5,796,298
Norway	—	16,637,032	—	16,637,032
Portugal	—	1,495,116	—	1,495,116
Singapore	—	17,435,745	—	17,435,745
Spain	—	41,261,502	—	41,261,502
Sweden	—	63,574,460	—	63,574,460
Switzerland	5,763,361	196,180,436	—	201,943,797
United Kingdom	105,766,135	197,686,535	—	303,452,670
Preferred Stocks
Germany	—	16,278,674	—	16,278,674
Securities Lending Collateral	—	96,296,385	—	96,296,385

TOTAL	$400,597,482	$1,869,658,785	—	$2,270,256,267

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (2.4%)
*	Alper Consultoria e Corretora de Seguros SA	1,700	$10,756
*	Anima Holding SA	27,507	32,167
	Atacadao SA	50,957	150,240
*	BK Brasil Operacao e Assessoria a Restaurantes SA	18,971	23,093
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,158	36,513
*	BRF SA	64,894	267,105
	Camil Alimentos SA	21,849	37,474
	CCR SA	151,127	306,067
	Cia Brasileira de Distribuicao	25,039	113,265
	Cia de Locacao das Americas	67,707	236,695
*	Cogna Educacao	73,562	32,325
	CSU Cardsystem SA	6,673	20,029
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,559	88,775
	Dexco SA	61,879	170,053
	Direcional Engenharia SA	16,400	27,722
*	Embraer SA	84,766	329,374
*	Embraer SA, Sponsored ADR	6,184	96,037
	Enauta Participacoes SA	16,500	37,363
*	Eternit SA	9,700	22,945
	Even Construtora e Incorporadora SA	15,400	16,972
	Ez Tec Empreendimentos e Participacoes SA	9,078	29,355
#	Gerdau SA, Sponsored ADR	46,632	220,569
	Grendene SA	25,400	38,614
*	GRUPO DE MODA SOMA SA	14,463	33,623
	Guararapes Confeccoes SA	16,144	31,322
	Hypera SA	68,200	339,079
	Iguatemi Empresa de Shopping Centers SA	14,700	77,983
	Industrias Romi SA	6,416	18,564
*	Iochpe-Maxion SA	16,400	48,760
*	IRB Brasil Resseguros SA	118,300	98,307
	JHSF Participacoes SA	45,058	39,838
	Kepler Weber SA	2,200	13,772
	Lojas Americanas SA	17,900	15,636
	M Dias Branco SA	4,468	24,502
	Mahle-Metal Leve SA	6,800	41,062
	Mills Estruturas e Servicos de Engenharia SA	42,900	38,234
	Movida Participacoes SA	25,489	67,067
	MRV Engenharia e Participacoes SA	53,300	95,857
	Multiplan Empreendimentos Imobiliarios SA	43,494	142,725
	Porto Seguro SA	12,344	51,049
	Positivo Tecnologia SA	10,900	16,281
*	Rumo SA	166,828	472,657
	Sao Carlos Empreendimentos e Participacoes SA	4,400	28,846
	Sao Martinho SA	33,622	228,166
	SLC Agricola SA	22,300	172,195
	Sul America SA	55,337	254,634
	Tegma Gestao Logistica SA	6,400	17,361
	TIM SA	110,775	220,223
	Trisul SA	19,000	19,694
	Tupy SA	12,000	44,417
	Ultrapar Participacoes SA	44,370	102,595
	Unipar Carbocloro SA	1,283	18,357
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	55,456
	Vibra Energia SA	97,745	363,353
*	Vulcabras Azaleia SA	13,400	20,728
	YDUQS Participacoes SA	37,375	138,141

TOTAL BRAZIL			5,693,992

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (0.3%)
*	Camanchaca SA	101,696	$4,309
	CAP SA	10,397	102,963
	Cencosud SA	96,227	140,740
	Cia Sud Americana de Vapores SA	2,563,273	166,593
*	Clinica Las Condes SA	256	5,730
	Empresa Nacional de Telecomunicaciones SA	12,332	42,298
	Grupo Security SA	61,278	9,273
	Hortifrut SA	29,281	31,130
	Inversiones Aguas Metropolitanas SA	75,530	35,767
	Inversiones La Construccion SA	1,182	4,296
	PAZ Corp. SA	24,759	8,704
	Salfacorp SA	59,339	20,061
	Sigdo Koppers SA	56,342	53,022
	Sociedad Matriz SAAM SA	630,242	39,370
	SONDA SA	48,024	16,238

TOTAL CHILE			680,494

CHINA — (25.2%)
*	21Vianet Group, Inc., ADR	12,141	190,371
	263 Network Communications Co. Ltd., Class A	42,100	24,727
*	360 DigiTech, Inc., ADR	12,922	263,738
*	361 Degrees International Ltd.	154,000	74,705
*Ω	3SBio, Inc.	219,000	200,217
	5I5J Holding Group Co. Ltd., Class A	18,200	8,474
	AAC Technologies Holdings, Inc.	101,000	436,544
Ω	AAG Energy Holdings Ltd.	78,000	17,461
	Advanced Technology & Materials Co. Ltd., Class A	28,900	38,456
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	22,100	29,017
	Agile Group Holdings Ltd.	252,000	197,554
*	Air China Ltd., Class H	270,000	189,951
	Ajisen China Holdings Ltd.	105,000	17,940
*	Alibaba Pictures Group Ltd.	1,670,000	177,410
*	Alpha Group, Class A	21,700	17,097
*	Aluminum Corp. of China Ltd., Class H	836,000	503,097
	Angang Steel Co. Ltd., Class H	264,600	142,230
	Anhui Guangxin Agrochemical Co. Ltd., Class A	4,500	24,844
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	11,935
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	23,800	60,197
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	9,802
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	24,086
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	58,562
*	Anton Oilfield Services Group	374,000	25,400
	Aoyuan Healthy Life Group Co. Ltd.	20,000	9,304
	APT Satellite Holdings Ltd.	118,000	34,928
#*Ω	Ascletis Pharma, Inc.	26,000	9,037
	Asia Cement China Holdings Corp.	115,000	87,630
Ω	AsiaInfo Technologies Ltd.	26,000	42,837
	AviChina Industry & Technology Co. Ltd., Class H	447,000	284,403
#Ω	BAIC Motor Corp. Ltd., Class H	409,000	135,481
Ω	BAIOO Family Interactive Ltd.	80,000	6,437
	Bank of Changsha Co. Ltd., Class A	32,200	40,475
	Bank of Chengdu Co. Ltd., Class A	53,000	105,709
	Bank of Chongqing Co. Ltd., Class H	69,500	39,036
	Bank of Guiyang Co. Ltd., Class A	38,500	40,617
	Bank of Suzhou Co. Ltd., Class A	40,500	43,624
*	Bank of Tianjin Co. Ltd., Class H	49,000	20,156
*Ω	Bank of Zhengzhou Co. Ltd., Class H	119,900	28,450
*	Baoye Group Co. Ltd., Class H	50,000	24,453
*	Baozun, Inc., Class A	22,700	131,025

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	BBMG Corp., Class H	267,000	$44,862
	Beibuwan Port Co. Ltd., Class A	20,900	24,337
	Beijing Capital Development Co. Ltd., Class A	16,400	12,598
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	51,367
#*	Beijing Capital International Airport Co. Ltd., Class H	306,000	198,981
	Beijing Dabeinong Technology Group Co. Ltd., Class A	42,600	57,127
*	Beijing Energy International Holding Co. Ltd.	1,042,000	39,370
	Beijing Enlight Media Co. Ltd., Class A	44,300	64,819
*	Beijing Enterprises Clean Energy Group Ltd.	1,640,000	22,045
	Beijing Enterprises Holdings Ltd.	85,000	326,731
*	Beijing Enterprises Urban Resources Group Ltd.	260,000	26,340
	Beijing Enterprises Water Group Ltd.	832,000	318,019
*††	Beijing Gas Blue Sky Holdings Ltd.	776,000	4,339
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	12,377	31,405
*	Beijing Health Holdings Ltd.	768,000	9,678
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	20,052
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	11,800	16,256
	Beijing Originwater Technology Co. Ltd., Class A	36,800	40,054
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	29,300	27,886
*	Beijing Shougang Co. Ltd., Class A	21,200	19,066
	Beijing Sinnet Technology Co. Ltd., Class A	22,200	45,824
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	16,087
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	21,302
*	Beijing Ultrapower Software Co. Ltd., Class A	25,700	22,687
	Beijing Yanjing Brewery Co. Ltd., Class A	34,800	36,107
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	13,800	24,141
	Bestsun Energy Co. Ltd., Class A	36,200	27,625
	Binhai Investment Co. Ltd.	64,000	13,744
	Blue Sail Medical Co. Ltd., Class A	15,700	35,481
	BOC International China Co. Ltd., Class A	11,600	24,068
*	Bohai Leasing Co. Ltd., Class A	71,897	29,534
	Bright Dairy & Food Co. Ltd., Class A	14,600	31,786
*††	Brilliance China Automotive Holdings Ltd.	424,000	140,344
	C C Land Holdings Ltd.	243,000	54,459
	C&D International Investment Group Ltd.	28,340	52,749
#*	CA Cultural Technology Group Ltd.	55,000	4,312
	Cabbeen Fashion Ltd.	43,000	17,627
	Caitong Securities Co. Ltd., Class A	36,800	58,975
	Camel Group Co. Ltd., Class A	13,000	26,587
*	Capital Environment Holdings Ltd.	618,000	14,460
	Carrianna Group Holdings Co. Ltd.	214,000	18,957
	CECEP Solar Energy Co. Ltd., Class A	43,300	75,479
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	27,700	11,908
	CECEP Wind-Power Corp., Class A	47,700	54,983
	Central China Management Co. Ltd.	188,000	29,002
	Central China Real Estate Ltd.	188,000	28,262
	Central China Securities Co. Ltd., Class H	107,000	19,631
	CGN New Energy Holdings Co. Ltd.	310,000	290,152
	Changjiang Securities Co. Ltd., Class A	81,400	92,068
	Chanjet Information Technology Co. Ltd., Class H	6,000	7,716
#	Chaowei Power Holdings Ltd.	99,000	29,168
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	4,400	8,613
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	24,909
	Chengdu Wintrue Holding Co. Ltd., Class A	9,200	23,041
	Chengtun Mining Group Co. Ltd., Class A	30,900	49,387
	China Aerospace International Holdings Ltd.	434,000	32,332
*	China Agri-Products Exchange Ltd.	591,408	8,071
	China Aircraft Leasing Group Holdings Ltd.	51,500	35,625

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Aoyuan Group Ltd.	74,000	$29,226
	China BlueChemical Ltd., Class H	456,000	152,478
Ω	China Bohai Bank Co. Ltd., Class H	201,500	76,533
*	China CAMC Engineering Co. Ltd., Class A	8,800	8,884
	China Cinda Asset Management Co. Ltd., Class H	1,745,000	291,321
	China Coal Energy Co. Ltd., Class H	467,000	284,910
	China Communications Services Corp. Ltd., Class H	466,000	257,614
	China Conch Venture Holdings Ltd.	201,500	979,158
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	220,000	31,290
*	China Dili Group.	334,200	82,028
	China Dongxiang Group Co. Ltd.	303,000	31,831
*	China Eastern Airlines Corp. Ltd., ADR	1,223	23,641
*	China Eastern Airlines Corp. Ltd., Class H	346,000	135,754
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	26,057
#	China Energy Engineering Corp. Ltd., Class H	362,000	53,372
#	China Everbright Ltd.	228,000	256,375
	China Express Airlines Co. Ltd., Class A	6,200	10,645
*	China Film Co. Ltd., Class A	21,400	39,311
	China Foods Ltd.	212,000	81,000
	China Galaxy Securities Co. Ltd., Class H	647,000	360,234
	China Gas Holdings Ltd.	390,000	973,448
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	137,500	110,098
	China Great Wall Securities Co. Ltd., Class A	27,400	48,948
	China Hanking Holdings Ltd.	56,000	10,201
	China Harmony Auto Holding Ltd.	156,500	80,041
*	China High Speed Railway Technology Co. Ltd., Class A	49,900	16,992
#*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	75,200
	China Hongqiao Group Ltd.	340,500	378,313
*††Ω	China Huarong Asset Management Co. Ltd., Class H	1,938,000	190,549
	China International Marine Containers Group Co. Ltd., Class H	99,980	198,088
	China Jinmao Holdings Group Ltd.	318,000	92,903
#	China Kepei Education Group Ltd.	22,000	12,130
	China Lesso Group Holdings Ltd.	148,000	228,759
	China Lilang Ltd.	100,000	56,963
	China Medical System Holdings Ltd.	92,000	155,776
	China Meheco Co. Ltd., Class A	10,900	18,962
	China Merchants Energy Shipping Co. Ltd., Class A	85,200	60,918
	China Merchants Land Ltd.	332,000	37,086
	China Merchants Port Holdings Co. Ltd.	328,000	546,835
	China Merchants Property Operation & Service Co. Ltd., Class A	7,100	14,966
#	China Modern Dairy Holdings Ltd.	494,000	93,190
	China National Accord Medicines Corp. Ltd., Class A	4,000	20,942
	China National Building Material Co. Ltd., Class H	900,000	1,127,964
	China National Medicines Corp. Ltd., Class A	10,800	51,448
Ω	China New Higher Education Group Ltd.	80,000	40,099
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co.
	Ltd., Class A	23,600	18,952
*	China Oceanwide Holdings Ltd.	220,000	3,600
*	China Oil & Gas Group Ltd.	1,080,000	66,975
	China Oilfield Services Ltd., Class H	376,000	359,594
	China Oriental Group Co. Ltd.	102,000	28,707
	China Overseas Grand Oceans Group Ltd.	359,000	172,122
	China Publishing & Media Co. Ltd., Class A	10,200	8,651
	China Railway Hi-tech Industry Co. Ltd., Class A	22,100	26,598
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	100,330
#*	China Rare Earth Holdings Ltd.	348,000	36,664
Ω	China Renaissance Holdings Ltd.	23,200	56,065
	China Resources Cement Holdings Ltd.	402,000	338,043
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	27,470

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Gas Group Ltd.	130,000	$697,754
	China Resources Medical Holdings Co. Ltd.	161,000	112,949
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,500	50,895
	China Risun Group Ltd.	83,000	50,590
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	10,670
	China Sanjiang Fine Chemicals Co. Ltd.	149,000	44,919
	China SCE Group Holdings Ltd.	441,000	137,537
#*	China Shanshui Cement Group Ltd.	272,000	69,963
*Ω	China Shengmu Organic Milk Ltd.	453,000	31,280
	China Shineway Pharmaceutical Group Ltd.	66,000	63,275
	China Shuifa Singyes Energy Holdings Ltd.	56,000	15,485
*	China Silver Group Ltd.	142,000	10,872
	China South Publishing & Media Group Co. Ltd., Class A	30,700	39,287
*	China Southern Airlines Co. Ltd., Class H	336,000	204,326
*	China Sunshine Paper Holdings Co. Ltd.	71,500	16,205
	China Taiping Insurance Holdings Co. Ltd.	234,200	356,380
#*	China Tianrui Group Cement Co. Ltd.	72,000	61,851
*	China Tianying, Inc., Class A	14,600	10,827
	China Traditional Chinese Medicine Holdings Co. Ltd.	576,000	274,083
	China TransInfo Technology Co. Ltd., Class A	14,300	29,884
*	China Travel International Investment Hong Kong Ltd.	334,000	48,450
*	China Tungsten & Hightech Materials Co. Ltd., Class A	12,600	26,123
#Ω	China Vast Industrial Urban Development Co. Ltd.	64,000	18,504
	China West Construction Group Co. Ltd., Class A	12,600	14,146
	China XLX Fertiliser Ltd.	71,000	49,833
	China Yongda Automobiles Services Holdings Ltd.	204,500	325,375
	China Zheshang Bank Co. Ltd., Class H	244,000	98,138
*	China Zhongwang Holdings Ltd.	360,400	77,819
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,600	18,910
	Chongqing Department Store Co. Ltd., Class A	2,400	8,634
	Chongqing Dima Industry Co. Ltd., Class A	22,000	7,944
*	Chongqing Iron & Steel Co. Ltd., Class H	66,000	13,188
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	11,468
	Chongqing Rural Commercial Bank Co. Ltd., Class H	436,000	156,837
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	18,269
	CIFI Holdings Group Co. Ltd.	500,129	277,611
	CIMC Enric Holdings Ltd.	136,000	174,883
*	Cinda Real Estate Co. Ltd., Class A	18,100	9,081
*	CITIC Guoan Information Industry Co. Ltd., Class A	74,802	26,253
*	CITIC Resources Holdings Ltd.	674,000	47,464
*	Citychamp Watch & Jewellery Group Ltd.	204,000	34,390
	CMGE Technology Group Ltd.	76,000	29,641
	CMST Development Co. Ltd., Class A	27,600	26,376
*	CNFinance Holdings Ltd., ADR	3,500	17,360
	CNHTC Jinan Truck Co. Ltd., Class A	6,160	12,750
	COFCO Biotechnology Co. Ltd., Class A	17,700	29,467
	COFCO Joycome Foods Ltd.	359,000	138,944
	COFCO Sugar Holding Co. Ltd., Class A	19,500	29,630
*Ω	Cogobuy Group	64,000	23,507
#	Colour Life Services Group Co. Ltd.	116,194	20,351
	Concord New Energy Group Ltd.	1,220,000	128,652
	Consun Pharmaceutical Group Ltd.	112,000	47,998
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	159,150
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	244,000	107,829
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	37,227
	COSCO SHIPPING Ports Ltd.	371,031	308,841
	CP Pokphand Co. Ltd.	1,182,000	167,273
	CPMC Holdings Ltd.	127,000	62,056
*	Crazy Sports Group Ltd.	562,000	28,282

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CSG Holding Co. Ltd., Class A	15,400	$21,766
	CSSC Hong Kong Shipping Co. Ltd.	66,000	9,746
#	DaFa Properties Group Ltd.	31,000	20,087
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	22,249
	Dare Power Dekor Home Co. Ltd., Class A	11,500	21,004
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	33,895
	Dazzle Fashion Co. Ltd., Class A	5,300	15,505
	DBG Technology Co. Ltd., Class A	9,400	20,433
	Deppon Logistics Co. Ltd., Class A	6,100	10,419
	Dexin China Holdings Co. Ltd.	108,000	36,233
	DHC Software Co. Ltd., Class A	40,200	43,601
	Digital China Group Co. Ltd., Class A	3,600	8,403
	Digital China Holdings Ltd.	134,000	72,240
	Digital China Information Service Co. Ltd., Class A	13,800	24,048
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	35,494
	Dongfang Electric Corp. Ltd., Class H	69,800	111,375
	Dongfeng Motor Group Co. Ltd., Class H	510,000	474,992
	Dongjiang Environmental Co. Ltd., Class H	21,200	9,672
	Dongxing Securities Co. Ltd., Class A	33,900	58,061
	Dongyue Group Ltd.	55,000	127,964
*	DouYu International Holdings Ltd., ADR	20,175	63,551
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	23,474
	Edvantage Group Holdings Ltd.	50,000	32,528
#	EEKA Fashion Holdings Ltd.	4,500	6,967
*Ω	ESR Cayman Ltd.	89,200	288,639
#	Essex Bio-technology Ltd.	34,000	23,143
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	27,929
*	Ev Dynamics Holdings Ltd.	510,000	6,728
#Ω	Everbright Securities Co. Ltd., Class H	65,200	50,919
*	Fang Holdings Ltd., ADR	961	5,593
	Fangda Carbon New Material Co. Ltd., Class A	35,300	59,325
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	27,791
#	Fanhua, Inc., Sponsored ADR	6,773	89,810
	Fantasia Holdings Group Co. Ltd.	346,500	24,939
#	Far East Horizon Ltd.	408,000	389,005
	FAWER Automotive Parts Co. Ltd., Class A	9,200	8,143
*	FIH Mobile Ltd.	437,000	67,978
	Financial Street Holdings Co. Ltd., Class A	33,100	30,337
#	FinVolution Group, ADR	17,967	109,958
	First Capital Securities Co. Ltd., Class A	46,400	49,518
#	First Tractor Co. Ltd., Class H	42,000	21,173
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	12,400	19,833
	Fosun International Ltd.	530,500	621,543
*	Founder Holdings Ltd.	218,000	25,485
	Fufeng Group Ltd.	313,000	108,352
	Fujian Funeng Co. Ltd., Class A	7,000	19,572
	Fujian Longking Co. Ltd., Class A	15,200	19,299
	Fujian Sunner Development Co. Ltd., Class A	10,300	36,161
	Gansu Shangfeng Cement Co. Ltd., Class A	10,200	27,703
	GCI Science & Technology Co. Ltd., Class A	8,800	29,216
*††	GCL-Poly Energy Holdings Ltd.	3,025,000	577,357
	Gemdale Corp., Class A	47,000	74,538
	Gemdale Properties & Investment Corp. Ltd.	774,000	75,332
Ω	Genertec Universal Medical Group Co. Ltd.	224,000	168,992
*	Genimous Technology Co. Ltd., Class A	13,600	12,860
	GF Securities Co. Ltd., Class H	170,800	289,697
	Giant Network Group Co. Ltd., Class A	34,400	53,357
*	Glorious Property Holdings Ltd.	294,000	9,144
*	Glory Sun Financial Group Ltd.	628,000	21,755

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Golden Eagle Retail Group Ltd.	63,000	$54,808
	Goldlion Holdings Ltd.	43,000	9,319
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	22,880
	Greattown Holdings Ltd., Class A	33,900	18,760
	Greatview Aseptic Packaging Co. Ltd.	194,000	79,700
	Greenland Hong Kong Holdings Ltd.	175,000	37,214
#	Greentown China Holdings Ltd.	173,000	238,350
	GRG Banking Equipment Co. Ltd., Class A	31,300	50,624
*	Guangdong HEC Technology Holding Co. Ltd., Class A	32,400	53,731
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	15,005
	Guangdong Tapai Group Co. Ltd., Class A	17,100	26,889
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	21,334
*	Guanghui Energy Co. Ltd., Class A	105,161	108,531
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	34,045
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	45,100	21,487
	Guangzhou Baiyun International Airport Co. Ltd., Class A	21,800	40,334
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	26,000	65,733
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	56,940
	Guangzhou R&F Properties Co. Ltd., Class H	190,400	119,105
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	27,270	32,922
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	25,995
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	8,500	7,864
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	25,128
	Guoyuan Securities Co. Ltd., Class A	45,390	52,586
*Ω	Haichang Ocean Park Holdings Ltd.	249,000	62,989
	Haier Smart Home Co. Ltd., Class H	10,800	40,216
	Haitian International Holdings Ltd.	102,000	297,278
	Haitong Securities Co. Ltd., Class H	412,400	366,880
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	88,000	12,104
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	23,726
	Hangcha Group Co. Ltd., Class A	12,000	31,066
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	21,750
	Hangzhou Century Co. Ltd., Class A	16,700	16,057
*Ω	Harbin Bank Co. Ltd., Class H	451,000	46,395
	Harbin Electric Co. Ltd., Class H	164,000	69,377
	Health & Happiness H&H International Holdings Ltd.	18,000	42,132
	Hello Group, Inc.	26,441	329,190
	Henan Pinggao Electric Co. Ltd., Class A	18,300	25,242
	Hengan International Group Co. Ltd.	93,500	488,625
*	Hengdeli Holdings Ltd.	392,000	14,366
	Hengtong Optic-electric Co. Ltd., Class A	21,600	51,366
	Hesteel Co. Ltd., Class A	83,100	31,932
*	Hi Sun Technology China Ltd.	390,000	52,632
	Hisense Home Appliances Group Co. Ltd., Class H	77,000	82,704
*	Homeland Interactive Technology Ltd.	66,000	13,356
	Hongda Xingye Co. Ltd., Class A	48,800	41,380
*	Honghua Group Ltd.	763,000	26,352
*††Ω	Honworld Group Ltd.	46,500	13,761
	Hopefluent Group Holdings Ltd.	28,000	9,145
	Hopson Development Holdings Ltd.	129,800	352,221
*Ω	Hua Hong Semiconductor Ltd.	82,000	411,497
	Huaan Securities Co. Ltd., Class A	32,630	26,069
	Huafa Industrial Co. Ltd. Zhuhai, Class A	15,200	12,492
*	Huafon Microfibre Shanghai Technology Co. Ltd.	9,700	6,852
*	Huafu Fashion Co. Ltd., Class A	18,000	12,454
	Huaibei Mining Holdings Co. Ltd., Class A	11,300	22,324
	Huapont Life Sciences Co. Ltd., Class A	18,200	17,600
Ω	Huatai Securities Co. Ltd., Class H	131,000	194,812
	Huaxi Securities Co. Ltd., Class A	25,600	36,181

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaxin Cement Co. Ltd., Class A	18,399	$47,986
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	26,703
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	23,165
*	Huishang Bank Corp. Ltd., Class H	31,000	10,556
*	Hunan Gold Corp. Ltd., Class A	22,492	38,073
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	19,300	38,355
#*	HUYA, Inc., ADR	9,906	81,427
	Hytera Communications Corp. Ltd., Class A	29,500	26,010
*Ω	iDreamSky Technology Holdings Ltd.	58,400	41,431
	IKD Co. Ltd., Class A	4,600	9,849
Ω	IMAX China Holding, Inc.	16,100	23,544
*	Inke Ltd.	34,000	6,898
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	79,800	63,921
	Inner Mongolia Yitai Coal Co. Ltd., Class H	16,900	12,815
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,900	39,323
*	Inspur International Ltd.	84,000	36,236
*	IRICO Group New Energy Co. Ltd., Class H	8,200	24,619
	IVD Medical Holding Ltd.	28,000	10,527
	JH Educational Technology, Inc.	44,000	10,100
*	Jiangnan Group Ltd.	422,000	16,253
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	24,900	28,239
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	40,423
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	11,081
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	14,800	13,303
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	1,900	9,037
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	18,300	31,836
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,100	26,228
	Jiangsu Zhongtian Technology Co. Ltd., Class A	21,300	33,662
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	39,500	19,804
	Jiangxi Bank Co. Ltd., Class H	140,500	61,705
	Jiangxi Copper Co. Ltd., Class H	220,000	384,190
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	13,802
	Jiangxi Zhengbang Technology Co. Ltd., Class A	31,500	49,274
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	10,080
	Jiayuan International Group Ltd.	226,168	87,447
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	32,343
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,000	1,290
	Jinduicheng Molybdenum Co. Ltd., Class A	27,600	31,311
	Jingrui Holdings Ltd.	117,000	32,849
*	JinkoSolar Holding Co. Ltd., ADR	8,461	506,137
	Jinneng Science&Technology Co. Ltd., Class A	7,300	16,148
	Jiuzhitang Co. Ltd., Class A	15,800	20,976
	Jizhong Energy Resources Co. Ltd., Class A	57,400	56,108
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	41,638
	Jointown Pharmaceutical Group Co. Ltd., Class A	24,600	52,167
	JOYY, Inc., ADR	8,665	436,629
	Ju Teng International Holdings Ltd.	256,000	43,932
	Juneyao Airlines Co. Ltd., Class A	10,400	25,845
	JY Grandmark Holdings Ltd.	38,000	14,684
	Kaisa Prosperity Holdings Ltd.	7,250	15,361
	Kaiser China Cultural Co. Ltd., Class A	8,000	8,821
*Ω	Kangda International Environmental Co. Ltd.	63,000	6,658
#*	Kasen International Holdings Ltd.	181,000	16,611
	Kinetic Mines & Energy Ltd.	546,000	45,594
	Kingboard Holdings Ltd.	150,500	655,850
	Kingboard Laminates Holdings Ltd.	53,500	83,867
	Kingsoft Corp. Ltd.	87,800	374,646
*	Kong Sun Holdings Ltd.	50,000	515

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Konka Group Co. Ltd., Class A	13,600	$11,944
	Kunlun Energy Co. Ltd.	730,000	664,869
	Kunlun Tech Co. Ltd., Class A	10,300	29,967
	KWG Group Holdings Ltd.	302,000	263,257
	KWG Living Group Holdings Ltd.	164,500	110,813
	Lao Feng Xiang Co. Ltd., Class A	3,000	22,502
*	Launch Tech Co. Ltd., Class H	3,500	1,341
	Lee & Man Chemical Co. Ltd.	34,000	42,068
	Lee & Man Paper Manufacturing Ltd.	316,000	237,507
#	Lee’s Pharmaceutical Holdings Ltd.	36,500	17,126
Ω	Legend Holdings Corp., Class H	98,300	172,779
	Leo Group Co. Ltd., Class A	88,700	31,607
*	LexinFintech Holdings Ltd., ADR	15,771	84,217
	Liaoning Cheng Da Co. Ltd., Class A	21,600	68,746
	Liaoning Port Co. Ltd., Class H	396,000	36,680
	Livzon Pharmaceutical Group, Inc., Class H	12,700	41,833
	Logan Group Co. Ltd.	72,000	72,123
	Long Yuan Construction Group Co. Ltd., Class A	8,300	9,320
	Lonking Holdings Ltd.	511,000	149,131
	Luenmei Quantum Co. Ltd., Class A	13,600	17,560
	Luolai Lifestyle Technology Co. Ltd., Class A	9,000	18,332
*	Luoniushan Co. Ltd., Class A	15,800	16,884
	Luxi Chemical Group Co. Ltd., Class A	27,800	71,336
*Ω	Luye Pharma Group Ltd.	289,500	137,964
#*	LVGEM China Real Estate Investment Co. Ltd.	164,000	37,223
*Ω	Maoyan Entertainment	56,400	68,120
*Ω	Meitu, Inc.	72,500	15,822
	Metallurgical Corp. of China Ltd., Class H	614,000	170,305
#Ω	Midea Real Estate Holding Ltd.	19,200	33,137
	Min Xin Holdings Ltd.	42,000	23,225
	Ming Yang Smart Energy Group Ltd., Class A	23,600	114,228
#	Minmetals Land Ltd.	338,000	34,668
Ω	Minsheng Education Group Co. Ltd.	126,000	18,221
	Minth Group Ltd.	134,000	532,575
	MLS Co. Ltd., Class A	26,700	58,107
	Nanjing Iron & Steel Co. Ltd., Class A	62,300	34,361
*	Nanjing Sample Technology Co. Ltd., Class H	36,000	24,178
	Nanjing Securities Co. Ltd., Class A	60,300	91,440
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	23,673
	NetDragon Websoft Holdings Ltd.	30,500	66,801
	New China Life Insurance Co. Ltd., Class H	126,200	364,073
*	New World Department Store China Ltd.	54,000	9,285
	Newland Digital Technology Co. Ltd., Class A	8,500	20,021
	Nexteer Automotive Group Ltd.	158,000	195,002
	Nine Dragons Paper Holdings Ltd.	391,000	491,683
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	45,102
	Ningbo Joyson Electronic Corp., Class A	16,700	46,364
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	39,371
	Northeast Securities Co. Ltd., Class A	31,000	41,736
	Offshore Oil Engineering Co. Ltd., Class A	53,041	38,543
	OFILM Group Co. Ltd., Class A	37,900	44,274
	ORG Technology Co. Ltd., Class A	18,200	19,038
*	Orient Group, Inc., Class A	37,500	17,103
#Ω	Orient Securities Co. Ltd., Class H	116,000	95,178
	Oriental Pearl Group Co. Ltd., Class A	34,300	41,414
	Pacific Online Ltd.	84,000	15,530
*	Pacific Securities Co. Ltd., Class A	51,700	25,191
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	69,000	43,071
	PAX Global Technology Ltd.	157,000	157,000

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PCI Technology Group Co. Ltd., Class A	29,800	$35,321
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	56,900	30,861
	Perfect World Co. Ltd., Class A	28,950	78,501
*	Phoenix Media Investment Holdings Ltd.	272,000	20,687
	PICC Property & Casualty Co. Ltd., Class H	1,102,000	1,025,902
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	14,500	19,319
	Poly Property Group Co. Ltd.	497,000	122,603
*	Pou Sheng International Holdings Ltd.	480,000	80,772
	Powerlong Real Estate Holdings Ltd.	242,000	165,787
	Prinx Chengshan Holding Ltd.	18,000	16,700
	PW Medtech Group Ltd.	123,000	18,934
	Qingdao Gon Technology Co. Ltd., Class A	3,900	14,291
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	33,522
Ω	Qingdao Port International Co. Ltd., Class H	30,000	15,079
	Qingdao Rural Commercial Bank Corp., Class A	58,800	35,122
	Qingling Motors Co. Ltd., Class H	156,000	35,126
	Qinhuangdao Port Co. Ltd., Class H	55,000	8,820
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	7,945
	Realcan Pharmaceutical Group Co. Ltd., Class A	34,200	18,851
*Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	58,891
#Ω	Redco Properties Group Ltd.	160,000	49,146
#	Redsun Properties Group Ltd.	92,000	26,532
	Renhe Pharmacy Co. Ltd., Class A	11,200	16,588
	Risen Energy Co. Ltd., Class A	4,300	16,045
	Sailun Group Co. Ltd., Class A	24,600	51,333
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	20,907
	Sealand Securities Co. Ltd., Class A	67,800	40,902
	Seazen Group Ltd.	340,000	268,966
*	Secoo Holding Ltd., ADR	6,300	7,308
	SGIS Songshan Co. Ltd., Class A	31,900	22,077
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	22,100	36,690
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	10,000	27,347
#	Shandong Chenming Paper Holdings Ltd., Class H	84,000	40,403
	Shandong Humon Smelting Co. Ltd., Class A	15,300	27,437
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	6,700	10,530
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	32,800	16,662
	Shandong New Beiyang Information Technology Co. Ltd., Class A	16,000	19,427
	Shandong Sun Paper Industry JSC Ltd., Class A	19,119	34,299
	Shandong Xiantan Co. Ltd., Class A	10,050	11,116
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	9,783
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	83,500	26,252
	Shanghai AJ Group Co. Ltd., Class A	15,600	15,805
	Shanghai Bailian Group Co. Ltd., Class A	14,500	31,204
	Shanghai Construction Group Co. Ltd., Class A	26,039	13,311
	Shanghai Electric Group Co. Ltd., Class H	498,000	140,302
	Shanghai Environment Group Co. Ltd., Class A	10,600	19,238
	Shanghai Industrial Development Co. Ltd., Class A	28,100	17,043
	Shanghai Industrial Holdings Ltd.	116,000	173,095
	Shanghai Industrial Urban Development Group Ltd.	515,200	44,352
	Shanghai Jin Jiang Capital Co. Ltd., Class H	294,000	66,636
	Shanghai Maling Aquarius Co. Ltd., Class A	12,900	15,762
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	4,900	11,104
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	167,100	305,831
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	8,400	12,253
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,900	19,890
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	29,636
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	29,900	45,907
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	42,967
	Shanxi Coking Co. Ltd., Class A	32,110	34,460

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	60,050	$87,186
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	37,800	76,714
	Shanxi Securities Co. Ltd., Class A	49,010	47,928
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	23,300	28,091
	Shanying International Holding Co. Ltd., Class A	57,700	29,222
	Sheng Ye Capital Ltd.	8,000	8,833
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	141,122
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	210,400	53,151
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	19,529
*	Shenzhen Airport Co. Ltd., Class A	31,600	37,369
	Shenzhen Aisidi Co. Ltd., Class A	23,200	38,860
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	16,238
	Shenzhen Gas Corp. Ltd., Class A	10,500	14,884
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	14,405
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,000	26,398
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,000	20,908
	Shenzhen International Holdings Ltd.	266,757	321,153
	Shenzhen Investment Ltd.	548,068	134,430
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	38,726
*	Shenzhen MTC Co. Ltd., Class A	39,000	29,960
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	31,000	15,017
*	Shenzhen SDG Information Co. Ltd., Class A	15,200	14,245
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	5,800	12,498
	Shenzhen Tagen Group Co. Ltd., Class A	11,800	9,291
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	28,571
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	27,399
	Shenzhen Zhenye Group Co. Ltd., Class A	25,500	16,640
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,700	27,622
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	19,700	19,971
	Shimao Group Holdings Ltd.	125,000	196,085
#	Shoucheng Holdings Ltd.	252,000	53,367
	Shougang Fushan Resources Group Ltd.	444,790	117,491
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	13,119
	Shui On Land Ltd.	868,500	128,653
*	Sichuan Haite High-tech Co. Ltd., Class A	13,100	24,232
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	146,860	81,673
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,293	53,363
	Sichuan Shuangma Cement Co. Ltd., Class A	4,900	15,326
	Sihuan Pharmaceutical Holdings Group Ltd.	851,000	178,589
*	Silver Grant International Holdings Group Ltd.	324,000	21,178
	Sinic Holdings Group Co. Ltd., Class H	28,000	1,799
	Sinochem International Corp., Class A	13,700	19,438
	Sinofert Holdings Ltd.	464,000	72,555
	Sinolink Securities Co. Ltd., Class A	29,300	49,099
*	Sinolink Worldwide Holdings Ltd.	583,200	18,766
	Sinoma International Engineering Co., Class A	21,100	34,280
	Sinopec Engineering Group Co. Ltd., Class H	112,000	59,032
	Sinopec Kantons Holdings Ltd.	230,000	87,572
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	143,735
	Sinopharm Group Co. Ltd., Class H	238,400	566,084
	Sinotrans Ltd., Class H	483,000	158,773
	Sinotruk Hong Kong Ltd.	155,000	213,943
	Skyfame Realty Holdings Ltd.	414,000	48,855
	Skyworth Digital Co. Ltd., Class A	15,900	17,995
*	Skyworth Group Ltd.	208,179	115,979
*	SOHO China Ltd.	14,000	3,556
	SooChow Securities Co. Ltd., Class A	48,700	64,497
	Southwest Securities Co. Ltd., Class A	58,600	44,059
*	Sparkle Roll Group Ltd.	152,000	3,506

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SSY Group Ltd.	184,000	$87,407
	Sunac China Holdings Ltd.	398,000	851,133
*Ω	Sunac Services Holdings Ltd.	2,992	6,038
*	Suncity Group Holdings Ltd.	260,000	9,810
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	21,222
*	Suning Universal Co. Ltd., Class A	39,700	29,750
*Ω	Sunshine 100 China Holdings Ltd.	74,000	4,285
	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	18,204
	Suofeiya Home Collection Co. Ltd., Class A	7,100	18,723
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,900	53,757
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	22,818
#	Symphony Holdings Ltd.	240,000	28,697
	Tangrenshen Group Co. Ltd., Class A	14,600	14,326
	Tangshan Jidong Cement Co. Ltd., Class A	19,100	34,690
	TangShan Port Group Co. Ltd., Class A	72,600	30,287
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	34,484
	Tasly Pharmaceutical Group Co. Ltd., Class A	13,000	27,535
	TCL Electronics Holdings Ltd.	176,000	95,426
*	Tencent Music Entertainment Group, ADR	87,413	687,066
	Tenfu Cayman Holdings Co. Ltd.	16,000	11,525
	Tian An China Investment Co. Ltd.	123,000	71,138
	Tian Di Science & Technology Co. Ltd., Class A	49,300	32,226
*	Tian Shan Development Holding Ltd.	52,000	11,308
#	Tiangong International Co. Ltd.	200,000	120,322
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	124,000	61,283
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	21,366
	Tianjin Guangyu Development Co. Ltd., Class A	13,400	35,056
	Tianjin Port Development Holdings Ltd.	526,000	43,922
	Tianjin Teda Co. Ltd., Class A	47,200	29,169
#	Tianneng Power International Ltd.	122,000	139,311
	Times China Holdings Ltd.	88,000	59,880
	Titan Wind Energy Suzhou Co. Ltd., Class A	19,900	66,229
	TK Group Holdings Ltd.	26,000	9,844
	Tomson Group Ltd.	80,000	19,491
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	79,472
*	Tongcheng-Elong Holdings Ltd.	125,200	279,027
*	Tongda Group Holdings Ltd.	455,000	14,599
*	Tongdao Liepin Group	25,600	36,588
	TongFu Microelectronics Co. Ltd., Class A	14,500	45,381
	Tongling Nonferrous Metals Group Co. Ltd., Class A	138,400	80,240
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	29,646
	Topsec Technologies Group, Inc., Class A	14,700	42,344
	Transfar Zhilian Co. Ltd., Class A	38,900	49,787
	TravelSky Technology Ltd., Class H	132,000	246,636
*	Trigiant Group Ltd.	210,000	17,525
*	Trip.com Group Ltd., ADR	35,214	1,005,712
*	Trip.com Group Ltd.	2,850	81,927
	TRS Information Technology Corp. Ltd., Class A	11,500	15,591
	Truly International Holdings Ltd.	254,000	82,811
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	52,300	16,194
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	23,793	14,404
	Unilumin Group Co. Ltd., Class A	12,900	16,514
	Uni-President China Holdings Ltd.	168,000	143,185
	United Energy Group Ltd.	1,150,000	101,724
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,300	31,036
	Valiant Co. Ltd., Class A	13,000	41,823
	Vatti Corp. Ltd., Class A	16,200	14,920
#	Vinda International Holdings Ltd.	48,000	132,342
*	Vipshop Holdings Ltd., ADR	58,456	652,369

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Visual China Group Co. Ltd., Class A	11,400	$23,554
	Wangfujing Group Co. Ltd., Class A	11,900	57,297
	Wangsu Science & Technology Co. Ltd., Class A	28,600	24,477
	Wanguo International Mining Group Ltd.	26,000	6,875
	Wanxiang Qianchao Co. Ltd., Class A	31,900	29,839
	Wasion Holdings Ltd.	56,000	19,187
	Wasu Media Holding Co. Ltd., Class A	14,000	15,976
	Weifu High-Technology Group Co. Ltd., Class A	12,200	37,009
	Weiqiao Textile Co., Class H	68,500	25,600
	West China Cement Ltd.	394,000	68,847
	Western Securities Co. Ltd., Class A	47,700	57,138
	Wharf Holdings Ltd.	231,000	803,134
*	Wison Engineering Services Co. Ltd.	126,000	6,585
	Wolong Electric Group Co. Ltd., Class A	12,900	29,828
	Wuchan Zhongda Group Co. Ltd., Class A	50,940	49,996
	Wuhu Token Science Co. Ltd., Class A	15,700	25,196
	Wuling Motors Holdings Ltd.	110,000	23,063
	Wuxi Boton Technology Co. Ltd., Class A	4,200	15,109
	Wuxi Taiji Industry Co. Ltd., Class A	24,500	30,643
	Xiamen C & D, Inc., Class A	34,808	43,539
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,400	15,972
	Xiamen International Port Co. Ltd., Class H	114,000	12,690
	Xiamen ITG Group Corp. Ltd., Class A	23,400	25,295
*	Xinchen China Power Holdings Ltd.	207,000	28,765
	Xinfengming Group Co. Ltd., Class A	14,000	32,119
	Xingda International Holdings Ltd.	223,372	50,736
	Xingfa Aluminium Holdings Ltd.	8,000	9,755
	Xinhu Zhongbao Co. Ltd., Class A	112,100	50,447
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	45,326
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	156,078	349,036
	Xinjiang Tianshan Cement Co. Ltd., Class A	13,600	28,997
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	84,000	16,940
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	56,662
	Xinte Energy Co. Ltd., Class H	24,000	76,760
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	25,483	14,781
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	10,100	28,702
	Xinyi Energy Holdings Ltd.	212,000	125,004
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	37,135
	Xuji Electric Co. Ltd., Class A	11,800	36,540
*	Xunlei Ltd., ADR	18,989	55,448
*	YaGuang Technology Group Co. Ltd., Class A	19,200	25,674
	Yango Group Co. Ltd., Class A	55,400	27,851
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	20,000	33,682
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	38,466
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	6,400	42,167
#	Yanzhou Coal Mining Co. Ltd., Class H	316,000	468,709
	Yeebo International Holdings Ltd.	46,000	13,973
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	19,000	8,883
	Yifan Pharmaceutical Co. Ltd., Class A	5,800	14,856
	Yincheng International Holding Co. Ltd.	48,000	16,965
	Yintai Gold Co. Ltd., Class A	39,400	54,108
*	Yiren Digital Ltd., Sponsored ADR	15,061	47,292
*Ω	Yixin Group Ltd.	105,500	19,715
	Yonghui Superstores Co. Ltd., Class A	119,100	73,233
	Yotrio Group Co. Ltd., Class A	30,100	16,302
	Youngor Group Co. Ltd., Class A	54,700	54,924
*	Youzu Interactive Co. Ltd., Class A	12,600	26,101
	YTO Express Group Co. Ltd., Class A	31,900	72,735
*	Yuan Heng Gas Holdings Ltd.	260,000	16,971

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuexiu Property Co. Ltd.	277,600	$243,924
	Yunda Holding Co. Ltd., Class A	29,900	87,230
	Yunnan Copper Co. Ltd., Class A	22,400	46,504
*	Yunnan Tin Co. Ltd., Class A	17,600	45,066
	Yutong Bus Co. Ltd., Class A	24,884	44,083
	Yuzhou Group Holdings Co. Ltd.	21,376	2,330
#*	Zepp Health Corp., ADR	4,441	36,461
#	Zhaojin Mining Industry Co. Ltd., Class H	103,500	73,688
*	Zhejiang Century Huatong Group Co. Ltd., Class A	78,400	90,887
	Zhejiang China Commodities City Group Co. Ltd., Class A	50,200	38,299
	Zhejiang Communications Technology Co. Ltd.	11,800	9,577
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	17,200	10,953
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	42,820
	Zhejiang Hailiang Co. Ltd., Class A	21,600	35,546
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	21,265
	Zhejiang Huace Film & Television Co. Ltd., Class A	13,800	12,171
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	22,316
*	Zhejiang Jingu Co. Ltd., Class A	16,100	17,766
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	29,323
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	20,712
	Zhejiang Juhua Co. Ltd., Class A	31,800	77,227
	Zhejiang Longsheng Group Co. Ltd., Class A	46,300	90,023
	Zhejiang Medicine Co. Ltd., Class A	8,405	20,954
	Zhejiang Narada Power Source Co. Ltd., Class A	27,000	47,657
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	16,219
	Zhejiang Runtu Co. Ltd., Class A	10,300	14,231
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	3,900	15,999
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	39,572
	Zhejiang Southeast Space Frame Co. Ltd., Class A	10,400	18,144
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	17,842
	Zhejiang Wanliyang Co. Ltd., Class A	13,900	29,367
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	24,240
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	35,869
#	Zhenro Properties Group Ltd.	181,000	86,027
*	Zheshang Securities Co. Ltd., Class A	11,500	22,130
*	Zhong An Group Ltd.	490,000	19,544
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	49,800	181,145
	Zhongjin Gold Corp. Ltd., Class A	62,900	81,534
	Zhongliang Holdings Group Co. Ltd.	102,000	47,275
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	35,072
*	Zhongtian Financial Group Co. Ltd., Class A	95,600	37,521
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	69,106
	Zhuguang Holdings Group Co. Ltd.	252,000	55,343
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	19,100	25,829
*	Zhuzhou CRRC Times Electric Co., Class H	111,000	530,415
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,820	52,368
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	263,200	189,578

TOTAL CHINA			59,671,205

COLOMBIA — (0.1%)
	Cementos Argos SA	40,121	67,654
*	Corp. Financiera Colombiana SA	3,337	26,292
	Grupo Argos SA	14,848	46,527
	Grupo de Inversiones Suramericana SA	20,396	118,886
	Mineros SA	10,000	10,688

TOTAL COLOMBIA			270,047

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (0.3%)
*	Alpha Services & Holdings SA	181,686	$231,624
	Autohellas Tourist & Trading SA	1,238	11,415
	Bank of Greece	2,693	52,633
*	Fourlis Holdings SA	4,629	20,577
*	GEK Terna Holding Real Estate Construction SA	3,987	44,700
	Hellenic Petroleum SA	6,234	42,981
*	Intracom Holdings SA	5,005	11,586
	JUMBO SA	4,364	64,955
*	LAMDA Development SA	4,707	38,794
*	Motor Oil Hellas Corinth Refineries SA	5,766	97,872
	Mytilineos SA	1,395	25,493
*	Piraeus Financial Holdings SA	2,040	3,486
	Plastika Kritis SA	839	17,717
	Sarantis SA	745	7,521
	Titan Cement International SA	5,440	94,594

TOTAL GREECE			765,948

HONG KONG — (0.3%)
#	Atlas Corp.	4,811	67,354
	BYD Electronic International Co. Ltd.	86,000	255,300
*	China Energy Engineering Corp.	228,779	85,087
*	MMG Ltd.	264,000	121,942
#	Sun Art Retail Group Ltd.	256,000	150,082
	Texhong Textile Group Ltd.	9,000	13,429
	Tongguan Gold Group Ltd.	2,000	201

TOTAL HONG KONG			693,395

INDIA — (15.1%)
	ACC Ltd.	10,719	335,074
	Adani Enterprises Ltd.	31,994	609,262
	Adani Ports & Special Economic Zone Ltd.	9,552	88,859
*	Adani Transmission Ltd.	32,300	770,635
*	Aditya Birla Capital Ltd.	73,935	95,552
	Advanced Enzyme Technologies Ltd.	4,364	22,038
	Aegis Logistics Ltd.	3,343	9,462
	Agro Tech Foods Ltd.	885	11,625
*	Ahluwalia Contracts India Ltd.	2,928	14,724
	AIA Engineering Ltd.	1,695	43,614
	Alembic Ltd.	6,876	9,570
	Alembic Pharmaceuticals Ltd.	4,673	48,635
	Alkem Laboratories Ltd.	727	34,960
	Allcargo Logistics Ltd.	7,469	26,914
	Amara Raja Batteries Ltd.	5,737	52,351
	Andhra Sugars Ltd.	1,763	15,066
	Apar Industries Ltd.	3,450	31,389
*	APL Apollo Tubes Ltd.	5,380	57,789
	Apollo Tyres Ltd.	48,732	139,602
*	Arvind Fashions Ltd.	9,143	36,680
*	Arvind Ltd.	9,943	17,516
	Asahi India Glass Ltd.	9,893	56,295
	Ashok Leyland Ltd.	79,853	152,728
*Ω	Aster DM Healthcare Ltd.	13,536	33,757
*Ω	AU Small Finance Bank Ltd.	1,899	31,054
	Aurobindo Pharma Ltd.	47,512	440,013
	Avanti Feeds Ltd.	3,476	25,760
	Bajaj Consumer Care Ltd.	16,837	52,249
*	Bajaj Hindusthan Sugar Ltd.	120,090	21,813
	Bajaj Holdings & Investment Ltd.	4,042	260,017

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co. Ltd.	10,273	$17,341
	Balrampur Chini Mills Ltd.	24,145	106,032
*	Bank of Baroda	180,835	236,517
*	Bank of India	13,263	10,657
*	Bank of Maharashtra	86,887	24,221
	Bannari Amman Sugars Ltd.	316	9,560
	BASF India Ltd.	1,617	70,388
	BEML Ltd.	2,896	62,254
	Bhansali Engineering Polymers Ltd.	4,273	10,186
	Bharat Dynamics Ltd.	3,645	19,730
	Bharat Electronics Ltd.	142,993	397,335
	Bharat Forge Ltd.	28,006	290,511
*	Bharat Heavy Electricals Ltd.	142,805	130,365
*	Biocon Ltd.	6,139	28,863
	Birla Corp. Ltd.	3,651	74,352
	Birlasoft Ltd.	25,181	137,610
	Bodal Chemicals Ltd.	10,211	16,780
	Bombay Burmah Trading Co.	534	7,702
	Bosch Ltd.	770	174,868
	Brigade Enterprises Ltd.	13,825	86,878
	BSE Ltd.	2,602	46,056
	Cadila Healthcare Ltd.	27,921	188,245
*	Camlin Fine Sciences Ltd.	4,534	10,077
	Can Fin Homes Ltd.	6,649	55,788
*	Canara Bank	53,578	153,753
	Caplin Point Laboratories Ltd.	1,504	16,449
	Carborundum Universal Ltd.	14,563	163,705
	Care Ratings Ltd.	2,317	21,152
	CCL Products India Ltd.	6,150	31,565
	Ceat Ltd.	3,566	59,891
*	Central Bank of India	83,987	24,664
	Century Plyboards India Ltd.	2,114	15,290
	Century Textiles & Industries Ltd.	7,318	76,790
	Chambal Fertilizers & Chemicals Ltd.	30,634	152,014
	Cholam&alam Investment & Finance Co. Ltd.	50,633	423,173
	Cholamandalam Financial Holdings Ltd.	12,502	117,099
	Cipla Ltd.	50,763	617,870
	City Union Bank Ltd.	54,861	124,889
	Clariant Chemicals India Ltd.	2,356	17,334
Ω	Cochin Shipyard Ltd.	3,729	17,456
	Container Corp. Of India Ltd.	33,282	292,915
	Coromandel International Ltd.	6,958	73,070
	Cosmo Films Ltd.	574	12,157
*	CreditAccess Grameen Ltd.	5,987	49,994
*	CSB Bank Ltd.	4,859	19,183
	Cummins India Ltd.	18,225	218,505
	Cyient Ltd.	10,301	146,917
	Dalmia Bharat Ltd.	9,115	245,538
	Dalmia Bharat Sugar & Industries Ltd.	1,619	8,536
	DCM Shriram Ltd.	6,558	86,605
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,439	23,943
	Delta Corp. Ltd.	17,415	60,621
*	DEN Networks Ltd.	8,685	5,202
	Dhampur Sugar Mills Ltd.	5,029	19,851
*	Dhani Services Ltd.	24,787	59,641
	Dhanuka Agritech Ltd.	996	9,717
Ω	Dilip Buildcon Ltd.	2,926	23,499
*	Dish TV India Ltd.	232,134	53,772
*	Dishman Carbogen Amcis Ltd.	4,884	13,459

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	DRC Systems India Ltd.	66	$352
*	Dynamatic Technologies Ltd.	483	17,240
	eClerx Services Ltd.	1,856	54,410
	Edelweiss Financial Services Ltd.	46,865	48,514
*	EID Parry India Ltd.	13,557	82,848
*	EIH Ltd.	31,373	58,214
	Electrosteel Castings Ltd.	23,924	10,792
	Engineers India Ltd.	34,500	33,582
	EPL Ltd.	5,984	17,220
	Escorts Ltd.	10,143	214,734
*	Eveready Industries India Ltd.	7,160	34,306
	Exide Industries Ltd.	61,622	142,524
*	FDC Ltd.	8,828	37,781
	Federal Bank Ltd.	225,306	294,832
	Finolex Cables Ltd.	10,965	68,805
	Finolex Industries Ltd.	45,245	133,153
	Firstsource Solutions Ltd.	28,378	75,424
	Force Motors Ltd.	534	10,069
*	Fortis Healthcare Ltd.	59,044	193,106
*	Future Retail Ltd.	15,274	9,855
	Gabriel India Ltd.	6,314	12,995
	GAIL India Ltd.	233,783	464,087
	Gateway Distriparks Ltd.	7,327	27,434
	GE Power India Ltd.	2,978	11,525
*	GE T&D India Ltd.	4,524	7,750
	GHCL Ltd.	6,890	38,885
	Glenmark Pharmaceuticals Ltd.	25,269	170,457
	Godawari Power & Ispat Ltd.	2,468	11,732
	Godawari Power & Ispat Ltd.	2,468	11,721
	Godfrey Phillips India Ltd.	2,269	39,419
*	Godrej Industries Ltd.	12,487	97,035
	Goodyear India Ltd.	858	11,648
	Granules India Ltd.	23,739	98,771
	Graphite India Ltd.	13,925	99,507
	Great Eastern Shipping Co. Ltd.	17,366	75,570
	Greaves Cotton Ltd.	10,604	18,990
*	Greenpanel Industries Ltd.	2,998	15,497
	Gujarat Alkalies & Chemicals Ltd.	4,036	40,637
	Gujarat Ambuja Exports Ltd.	5,770	12,639
*	Gujarat Fluorochemicals Ltd.	4,974	121,609
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	10,915	66,979
	Gujarat Pipavav Port Ltd.	41,924	62,776
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	48,630
	Gujarat State Petronet Ltd.	38,687	157,562
	Gulf Oil Lubricants India Ltd.	1,865	14,483
	HEG Ltd.	1,983	54,516
	HeidelbergCement India Ltd.	9,938	31,721
	Hero MotoCorp Ltd.	16,330	581,192
	HFCL Ltd.	77,811	75,006
	Hikal Ltd.	4,944	37,735
	HIL Ltd.	463	27,845
	Himatsingka Seide Ltd.	5,066	17,099
	Hinduja Global Solutions Ltd.	1,744	62,941
	Hindustan Aeronautics Ltd.	4,721	83,093
	HSIL Ltd.	3,184	10,172
	Huhtamaki India Ltd.	3,724	11,899
	I G Petrochemicals Ltd.	1,710	19,139
	ICRA Ltd.	426	19,579
*	IDFC First Bank Ltd.	346,340	230,306

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	IDFC Ltd.	178,634	$132,894
	IIFL Finance Ltd.	29,616	129,046
	IIFL Securities Ltd.	14,244	18,474
	IIFL Wealth Management Ltd.	4,460	97,186
	India Cements Ltd.	29,087	80,243
	India Glycols Ltd.	1,685	18,988
	Indiabulls Housing Finance Ltd.	34,842	101,215
*	Indiabulls Real Estate Ltd.	37,606	76,761
	Indian Bank	7,702	17,692
	Indian Hotels Co. Ltd.	63,179	168,907
*	Indian Overseas Bank	181,989	52,152
	Indo Count Industries Ltd.	9,730	31,799
	Indoco Remedies Ltd.	2,313	14,369
*Ω	IndoStar Capital Finance Ltd.	5,718	20,567
	Indus Towers Ltd.	88,077	320,756
	IndusInd Bank Ltd.	50,201	769,331
	Infibeam Avenues Ltd.	54,740	32,954
*	Inox Leisure Ltd.	6,560	36,837
*	Intellect Design Arena Ltd.	7,781	68,100
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	33,952
	Ipca Laboratories Ltd.	3,368	96,907
*	Jagran Prakashan Ltd.	24,003	19,943
*	Jaiprakash Associates Ltd.	173,642	19,758
*	Jammu & Kashmir Bank Ltd.	45,969	24,704
	Jamna Auto Industries Ltd.	11,539	15,109
	JB Chemicals & Pharmaceuticals Ltd.	2,748	61,332
	Jindal Poly Films Ltd.	2,280	28,924
	Jindal Saw Ltd.	26,493	40,548
*	Jindal Stainless Hisar Ltd.	14,848	66,616
*	Jindal Stainless Ltd.	25,129	64,864
*	Jindal Steel & Power Ltd.	69,942	390,727
	JK Cement Ltd.	1,492	66,511
	JK Lakshmi Cement Ltd.	9,249	76,405
	JK Paper Ltd.	13,452	40,594
	JK Tyre & Industries Ltd.	16,774	32,524
	JM Financial Ltd.	74,675	88,754
	JSW Energy Ltd.	68,975	316,706
	Jubilant Ingrevia Ltd.	16,322	146,144
	Jubilant Pharmova Ltd.	14,722	117,162
*	Just Dial Ltd.	1,099	11,758
	Jyothy Labs Ltd.	29,185	61,178
	Kalpataru Power Transmission Ltd.	5,738	32,120
	Kalyani Steels Ltd.	2,802	13,838
	Karnataka Bank Ltd.	40,506	36,875
	Karur Vysya Bank Ltd.	34,072	22,357
	Kaveri Seed Co. Ltd.	2,664	18,648
	KCP Ltd.	5,337	9,400
	KEC International Ltd.	15,776	101,443
	KEI Industries Ltd.	6,721	82,354
	Kennametal India Ltd.	656	12,144
	Kiri Industries Ltd.	2,791	18,117
	Kirloskar Brothers Ltd.	1,837	9,792
	Kirloskar Ferrous Industries Ltd.	9,869	31,129
	Kirloskar Oil Engines Ltd.	9,660	26,285
	KNR Constructions Ltd.	15,834	59,391
*	Kolte-Patil Developers Ltd.	6,966	28,828
	KPIT Technologies Ltd.	25,181	103,982
	KPR Mill Ltd.	10,700	64,699
	KRBL Ltd.	9,700	36,677

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KSB Ltd.	1,581	$27,938
*	L&T Finance Holdings Ltd.	57,296	63,248
	LA Opala RG Ltd.	3,233	12,641
	Lakshmi Machine Works Ltd.	280	32,769
Ω	Laurus Labs Ltd.	19,065	131,766
*Ω	Lemon Tree Hotels Ltd.	55,265	40,345
	LG Balakrishnan & Bros Ltd.	4,876	32,872
	LIC Housing Finance Ltd.	53,064	289,323
	Linde India Ltd.	3,321	102,230
	LT Foods Ltd.	10,602	9,887
	Lupin Ltd.	31,959	396,823
	Maharashtra Scooters Ltd.	427	25,306
	Maharashtra Seamless Ltd.	4,580	29,983
	Mahindra & Mahindra Financial Services Ltd.	88,808	214,700
	Mahindra & Mahindra Ltd.	1,154	13,684
*	Mahindra CIE Automotive Ltd.	20,010	72,072
*	Mahindra Lifespace Developers Ltd.	12,243	44,703
	Maithan Alloys Ltd.	646	9,152
	Manappuram Finance Ltd.	54,658	152,275
	Marksans Pharma Ltd.	26,446	23,369
Ω	MAS Financial Services Ltd.	2,939	29,801
*	Meghmani Finechem Ltd.	2,451	28,907
	Meghmani Organics Ltd.	26,079	38,049
	Minda Corp. Ltd.	8,248	17,310
	MM Forgings Ltd.	1,219	13,920
	MOIL Ltd.	12,607	26,314
	Motherson Sumi Systems Ltd.	131,092	394,254
	Motilal Oswal Financial Services Ltd.	6,018	73,613
	Mphasis Ltd.	11,076	480,271
	MRF Ltd.	277	286,759
	Multi Commodity Exchange of India Ltd.	3,204	72,911
	Muthoot Finance Ltd.	18,729	369,330
	Natco Pharma Ltd.	11,479	127,002
	National Aluminium Co. Ltd.	131,702	171,104
	Nava Bharat Ventures Ltd.	21,905	33,684
	Navneet Education Ltd.	13,812	19,490
	NBCC India Ltd.	92,842	55,654
	NCC Ltd.	30,776	29,413
	NESCO Ltd.	1,511	12,338
	NIIT Ltd.	7,159	28,639
	Nilkamal Ltd.	1,015	32,198
	NMDC Ltd.	99,766	191,202
	NOCIL Ltd.	9,933	35,539
	NRB Bearings Ltd.	5,264	9,068
*	Oberoi Realty Ltd.	18,904	230,057
	Oracle Financial Services Software Ltd.	1,698	100,096
	Orient Cement Ltd.	8,878	19,298
	Oriental Carbon & Chemicals Ltd.	1,456	20,070
	Paisalo Digital Ltd.	3,733	46,761
	Persistent Systems Ltd.	7,143	375,192
	Petronet LNG Ltd.	86,286	265,406
	Phillips Carbon Black Ltd.	7,970	23,491
	Phoenix Mills Ltd.	13,801	176,538
	Piramal Enterprises Ltd.	11,497	401,253
*Ω	PNB Housing Finance Ltd.	9,491	61,418
	PNC Infratech Ltd.	9,087	39,497
	Polyplex Corp. Ltd.	2,401	54,256
*	Poonawalla Fincorp Ltd.	14,324	31,902
	Power Finance Corp. Ltd.	149,816	266,813

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Praj Industries Ltd.	13,041	$58,256
	Prestige Estates Projects Ltd.	19,961	114,462
*	Prism Johnson Ltd.	45,272	72,718
	PTC India Ltd.	49,707	84,537
*	Punjab National Bank	89,536	50,604
Ω	Quess Corp. Ltd.	7,312	84,647
	Radico Khaitan Ltd.	9,936	149,173
	Rain Industries Ltd.	23,364	71,267
	Rajesh Exports Ltd.	12,110	103,297
	Rallis India Ltd.	6,437	22,810
	Ramco Cements Ltd.	16,711	238,820
	Ramco Industries Ltd.	6,510	24,642
	Ramkrishna Forgings Ltd.	2,037	29,741
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	23,435
	Ratnamani Metals & Tubes Ltd.	2,788	80,082
*	Raymond Ltd.	6,223	37,941
*Ω	RBL Bank Ltd.	23,399	56,769
	REC Ltd.	124,223	248,738
	Redington India Ltd.	89,320	173,067
*	Reliance Power Ltd.	324,192	61,393
	Rhi Magnesita India Ltd.	3,748	17,356
	RITES Ltd.	7,490	28,278
	Sarda Energy & Minerals Ltd.	971	10,776
	Savita Oil Technologies Ltd.	462	8,551
	Schaeffler India Ltd.	582	57,395
Ω	SH Kelkar & Co. Ltd.	5,846	12,393
	Shilpa Medicare Ltd.	6,393	50,214
	Shipping Corp. of India Ltd.	16,928	28,966
	Shriram City Union Finance Ltd.	3,509	101,498
	Shriram Transport Finance Co. Ltd.	28,132	546,695
*	SIS Ltd.	2,778	17,343
	Sobha Ltd.	8,336	85,839
	Solar Industries India Ltd.	2,143	71,323
	Solara Active Pharma Sciences Ltd.	2,319	38,665
	Somany Ceramics Ltd.	2,104	21,531
	Sonata Software Ltd.	6,322	71,248
*	South Indian Bank Ltd.	230,285	29,003
	SRF Ltd.	5,660	160,719
*	Star Cement Ltd.	15,455	20,787
	Steel Authority of India Ltd.	152,615	236,113
	Sterlite Technologies Ltd.	24,981	92,044
	Strides Pharma Science Ltd.	9,046	64,749
	Subros Ltd.	2,055	10,013
	Sun TV Network Ltd.	15,404	115,516
	Sundaram Finance Ltd.	8,083	259,763
	Sundaram-Clayton Ltd.	688	35,334
	Sunteck Realty Ltd.	7,768	47,611
	Suprajit Engineering Ltd.	9,703	44,704
	Surya Roshni Ltd.	2,181	17,804
*	Suvidhaa Infoserve Ltd.	3,595	602
	Tata Chemicals Ltd.	23,372	282,435
	Tata Coffee Ltd.	3,940	11,017
	Tata Consumer Products Ltd.	82,391	895,635
*	Tata Motors Ltd.	152,580	983,071
*	Tata Steel BSL Ltd.	38,136	44,143
	Tata Steel Ltd.	85,210	1,504,263
*Ω	TCNS Clothing Co. Ltd.	1,674	16,825
	Tech Mahindra Ltd.	26,613	527,546
	Techno Electric & Engineering Co. Ltd.	5,232	18,354

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Thermax Ltd.	6,581	$122,339
	Thirumalai Chemicals Ltd.	2,400	8,548
*	Thomas Cook India Ltd.	13,979	13,308
	Tide Water Oil Co. India Ltd.	415	9,125
	Time Technoplast Ltd.	10,372	9,660
	Tinplate Co. of India Ltd.	7,848	30,697
	Transport Corp. of India Ltd.	4,427	37,270
	Trident Ltd.	147,551	75,140
	Triveni Engineering & Industries Ltd.	11,666	29,663
	Triveni Turbine Ltd.	8,371	21,693
	TV Today Network Ltd.	2,698	11,285
*	TV18 Broadcast Ltd.	68,802	38,377
	TVS Srichakra Ltd.	374	11,545
*	UCO Bank	110,238	21,360
	Uflex Ltd.	4,347	32,945
	Ujjivan Financial Services Ltd.	2,551	6,257
	Unichem Laboratories Ltd.	5,045	16,135
	UPL Ltd.	75,705	755,897
*	Usha Martin Ltd.	13,300	15,683
*	VA Tech Wabag Ltd.	2,197	9,369
	Vaibhav Global Ltd.	6,445	49,620
	Vakrangee Ltd.	56,233	27,792
	Vardhman Textiles Ltd.	3,385	88,251
	Vesuvius India Ltd.	1,292	18,574
*	Vodafone Idea Ltd.	1,094,486	138,673
	Voltamp Transformers Ltd.	496	9,951
	VRL Logistics Ltd.	2,989	14,990
	VST Tillers Tractors Ltd.	231	8,965
	Welspun Corp. Ltd.	15,513	27,857
	Welspun Enterprises Ltd.	8,592	11,292
	Welspun India Ltd.	46,191	85,681
	West Coast Paper Mills Ltd.	7,697	25,881
	Wheels India Ltd.	921	8,712
*	Wockhardt Ltd.	6,912	39,443
*	Yes Bank Ltd.	110,140	18,820
	Zee Entertainment Enterprises Ltd.	88,823	358,708
	Zensar Technologies Ltd.	12,992	80,605
	Zydus Wellness Ltd.	1,952	53,455

TOTAL INDIA			35,599,341

INDONESIA — (1.9%)
	Adaro Energy Tbk PT	2,432,800	288,175
*	Adhi Karya Persero Tbk PT	366,900	27,235
	AKR Corporindo Tbk PT	256,800	77,481
*	Alam Sutera Realty Tbk PT	745,000	9,584
	Aneka Tambang Tbk	189,300	31,327
	Astra Agro Lestari Tbk PT	71,300	54,064
*	Bank Capital Indonesia Tbk PT	713,400	15,274
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	20,227
*	Bank Mayapada International Tbk PT	1,022,500	56,293
	Bank Maybank Indonesia Tbk PT	2,034,000	48,235
*	Bank Pan Indonesia Tbk PT	434,700	24,226
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	99,000	9,962
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	17,455
	Bank Woori Saudara Indonesia 1906 Tbk PT	221,200	9,721
	BFI Finance Indonesia Tbk PT	1,155,400	85,709
	BISI International Tbk PT	273,900	19,706
*	Buana Lintas Lautan Tbk PT	988,600	17,883
	Bukit Asam Tbk PT	564,200	106,782

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bumi Serpong Damai Tbk PT	1,370,300	$107,568
	Ciputra Development Tbk PT	1,575,600	119,669
*	City Retail Developments Tbk PT	893,400	9,910
*	Delta Dunia Makmur Tbk PT	1,421,800	29,716
	Dharma Satya Nusantara Tbk PT	248,300	10,157
	Elnusa Tbk PT	809,300	17,373
	Erajaya Swasembada Tbk PT	1,317,000	60,527
	Gajah Tunggal Tbk PT	349,300	18,014
	Gudang Garam Tbk PT	78,100	185,018
	Indah Kiat Pulp & Paper Tbk PT	448,900	268,602
*	Indika Energy Tbk PT	242,700	30,513
	Indo Tambangraya Megah Tbk PT	58,000	88,420
	Indocement Tunggal Prakarsa Tbk PT	159,100	132,816
	Indofood Sukses Makmur Tbk PT	633,600	284,402
	Japfa Comfeed Indonesia Tbk PT	446,100	54,491
*	Kawasan Industri Jababeka Tbk PT	1,823,500	20,358
*	Krakatau Steel Persero Tbk PT	1,221,300	45,323
	Link Net Tbk PT	87,500	24,022
*	Lippo Karawaci Tbk PT	1,440,460	15,067
*	Medco Energi Internasional Tbk PT	1,673,840	67,267
	Media Nusantara Citra Tbk PT	1,341,600	85,334
	Metrodata Electronics Tbk PT	194,800	50,723
*	MNC Kapital Indonesia Tbk PT	2,412,200	17,538
*	MNC Land Tbk PT	8,068,300	58,106
*	MNC Vision Networks Tbk PT	1,825,100	31,186
*	Multipolar Tbk PT	1,020,800	29,107
	Pabrik Kertas Tjiwi Kimia Tbk PT	172,600	101,718
*	Pakuwon Jati Tbk PT	2,387,600	84,501
*	Paninvest Tbk PT	140,700	6,844
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	57,676
*	PP Persero Tbk PT	551,300	47,004
	Puradelta Lestari Tbk PT	1,577,400	24,982
*††	Rimo International Lestari Tbk PT	3,228,000	2,136
	Salim Ivomas Pratama Tbk PT	780,700	26,559
*	Sampoerna Agro Tbk PT	77,700	12,237
	Sawit Sumbermas Sarana Tbk PT	956,700	77,095
*	Semen Baturaja Persero Tbk PT	296,900	15,928
	Semen Indonesia Persero Tbk PT	343,800	220,919
	Siloam International Hospitals Tbk PT	44,700	27,134
*††	Sri Rejeki Isman Tbk PT	1,753,600	13,554
*	Summarecon Agung Tbk PT	1,348,214	87,240
*	Surya Esa Perkasa Tbk PT	1,287,600	30,347
*	Surya Semesta Internusa Tbk PT	883,000	31,082
	Tempo Scan Pacific Tbk PT	82,400	8,551
*	Timah Tbk PT	266,700	29,985
*††	Trada Alam Minera Tbk PT	2,672,100	1,768
	Tunas Baru Lampung Tbk PT	469,000	28,626
	United Tractors Tbk PT	193,500	321,889
	Vale Indonesia Tbk PT	394,200	135,098
*	Waskita Karya Persero Tbk PT	803,100	52,213
*	Wijaya Karya Persero Tbk PT	568,600	50,089
	XL Axiata Tbk PT	542,400	118,109

TOTAL INDONESIA			4,393,850

MALAYSIA — (1.8%)
#	Aeon Co. M Bhd	96,000	34,286
	AEON Credit Service M Bhd	11,700	39,564
	AFFIN Bank Bhd	47,874	19,679
	Ajinomoto Malaysia Bhd	4,200	16,339

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Alliance Bank Malaysia Bhd	147,400	$97,861
	Allianz Malaysia Bhd	10,500	33,424
*	AMMB Holdings Bhd	298,000	241,831
	Batu Kawan Bhd	29,200	157,272
*	Berjaya Corp. Bhd	465,608	28,675
	BIMB Holdings Bhd	74,600	57,636
#*	Boustead Holdings Bhd	159,700	23,538
*	Bumi Armada Bhd	375,700	46,116
#	Cahya Mata Sarawak Bhd	118,100	40,865
#	Comfort Glove Bhd	31,200	8,995
*	Cypark Resources Bhd	31,200	7,501
#*	Dayang Enterprise Holdings Bhd	67,320	15,972
	DRB-Hicom Bhd	151,400	60,325
	Eco World Development Group Bhd	136,900	33,758
	Ekovest BHD	254,400	25,479
	FAR East Holdings Bhd	1,400	1,014
	FGV Holdings Bhd	42,200	15,306
	Formosa Prosonic Industries Bhd	16,000	16,841
*	Gamuda Bhd	273,333	214,004
	Genting Plantations Bhd	43,700	77,059
#	Guan Chong Bhd	51,600	37,752
	Hai-O Enterprise Bhd	24,300	11,473
#	Hengyuan Refining Co. Bhd	22,900	23,952
#	Hiap Teck Venture Bhd	218,100	29,844
	Hibiscus Petroleum Bhd	303,700	65,884
	Hong Leong Industries Bhd	5,000	11,024
*	IGB Bhd	40,332	18,956
	IJM Corp. Bhd	428,300	191,769
	Insas Bhd	131,100	32,350
	IOI Properties Group Bhd	224,800	69,594
#*	JAKS Resources Bhd	260,520	29,275
*	Keck Seng Malaysia Bhd	8,000	7,501
	Kenanga Investment Bank Bhd	89,400	27,875
	Kim Loong Resources Bhd	29,200	11,361
#*	KNM Group Bhd	566,400	27,988
#	Kossan Rubber Industries	140,400	80,176
#	KPJ Healthcare Bhd	334,500	91,999
	Kretam Holdings Bhd	133,900	17,582
#	Leong Hup International Bhd	128,600	20,325
#Ω	Lotte Chemical Titan Holding Bhd	47,477	31,204
	LPI Capital Bhd	10,800	36,771
#	Magni-Tech Industries Bhd	19,900	10,243
	Magnum Bhd	153,414	79,993
#	Mah Sing Group Bhd	151,300	29,607
#	Malayan Flour Mills Bhd	227,800	41,535
*	Malaysia Airports Holdings Bhd	155,500	243,200
#	Malaysia Building Society Bhd	70,873	10,968
	Malaysia Smelting Corp. Bhd	19,300	12,948
	Matrix Concepts Holdings Bhd	65,700	34,100
	MBM Resources BHD	38,200	29,150
#	Mega First Corp. Bhd	74,000	64,392
	MKH Bhd	39,000	13,690
	MMC Corp. Bhd	133,100	63,632
#	MNRB Holdings Bhd	50,800	16,356
*	MPHB Capital Bhd	15,800	5,150
	Oriental Holdings BHD	46,900	60,476
#	OSK Holdings Bhd	194,800	42,389
	Padini Holdings Bhd	63,200	47,935
	Panasonic Manufacturing Malaysia Bhd	2,900	21,022

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Petron Malaysia Refining & Marketing Bhd	16,400	$17,843
*	Pos Malaysia Bhd	65,900	11,690
#*	Sapura Energy Bhd	781,500	18,922
	Sarawak Oil Palms Bhd	27,800	25,815
	Scientex Bhd	72,300	81,444
#	Serba Dinamik Holdings Bhd	198,100	16,744
*	Shangri-La Hotels Malaysia Bhd	15,300	12,962
	Sime Darby Property Bhd	173,300	30,372
*	SP Setia Bhd Group	226,999	85,446
	Sunway Bhd	352,223	151,532
#	Supermax Corp. Bhd	179,600	83,229
	Syarikat Takaful Malaysia Keluarga Bhd	53,565	51,377
	Ta Ann Holdings Bhd	59,700	46,696
#	Taliworks Corp. Bhd	104,800	21,255
	TASCO Bhd	95,100	29,390
#	Thong Guan Industries Bhd	28,400	19,626
	TIME dotCom Bhd	45,900	50,082
#*	Tropicana Corp. Bhd	62,213	15,171
	TSH Resources Bhd	65,000	18,394
*	UEM Edgenta Bhd	40,500	18,024
*	UEM Sunrise Bhd	183,900	17,551
#	UMW Holdings Bhd	40,500	33,339
	United Malacca Bhd	28,200	35,098
#	United Plantations Bhd	16,300	55,782
	UOA Development Bhd	23,000	9,716
*	WCT Holdings Bhd	129,750	19,468
	Yinson Holdings Bhd	104,500	147,747
	YNH Property Bhd	32,000	20,651
	YTL Corp. Bhd	577,426	87,913

TOTAL MALAYSIA			4,248,060

MEXICO — (2.0%)
#*	ALEATICA SAB de CV	34,887	31,010
	Alfa SAB de CV, Class A	534,691	386,189
	Alpek SAB de CV	60,630	66,879
Ω	Banco del Bajio SA	108,947	204,157
*	Cemex SAB de CV	549,733	354,598
	Cia Minera Autlan SAB de CV, Class B	66,644	43,150
	Consorcio ARA SAB de CV	98,355	20,590
#	Corp Actinver SAB de CV, Class B	19,491	10,414
	Corporativo Fragua SAB de CV	5,021	80,724
*	Corpovael SA de CV	19,681	3,422
#*	Credito Real SAB de CV Sofom ER	36,056	18,389
	Cydsa SAB de CV	50,192	33,814
#	El Puerto de Liverpool SAB de CV, Class C1	21,537	95,655
*	Elementia Materiales SAB de CV	2,832	1,995
*Ω	Fortaleza Materiales SAB de CV	2,832	2,132
#	GCC SAB de CV	22,677	167,313
#*	Genomma Lab Internacional SAB de CV, Class B	62,269	59,855
*	Gentera SAB de CV	144,860	87,248
#	Grupo Carso SAB de CV	12,972	43,784
	Grupo Comercial Chedraui SA de CV	66,506	131,087
*	Grupo Financiero Inbursa SAB de CV, Class O	214,399	214,732
*	Grupo Hotelero Santa Fe SAB de CV	50,240	11,640
	Grupo Industrial Saltillo SAB de CV	54,895	79,724
*	Grupo KUO SAB de CV, Class B	12,255	27,021
	Grupo Rotoplas SAB de CV	23,732	32,841
#*	Grupo Sanborns SAB de CV	36,346	42,370
	Grupo Televisa SAB	384,935	778,919

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*Ω	Grupo Traxion SAB de CV	62,259	$107,777
*	Hoteles City Express SAB de CV	35,899	11,090
	Industrias Bachoco SAB de CV, Class B	20,258	71,348
*	Industrias CH SAB de CV, Class B	11,679	101,258
#*	Industrias Penoles SAB de CV	16,141	206,051
	La Comer SAB de CV	46,949	84,215
	Medica Sur SAB de CV, Class B	15,169	32,345
	Megacable Holdings SAB de CV	48,420	142,899
#*	Minera Frisco SAB de CV, Class A1	38,563	7,118
*Ω	Nemak SAB de CV	208,107	47,711
	Orbia Advance Corp. SAB de CV	135,735	354,699
#	Organizacion Cultiba SAB de CV	46,456	23,242
*	Organizacion Soriana SAB de CV, Class B	37,912	46,036
	Promotora y Operadora de Infraestructura SAB de CV	22,778	167,781
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	14,183
#	Qualitas Controladora SAB de CV	7,300	33,670
#	Telesites SAB de CV	12,203	11,143
#*	Unifin Financiera SAB de CV	38,215	59,026
*	Vista Oil & Gas SAB de CV, ADR	6,140	39,173
	Vitro SAB de CV, Class A	24,646	28,611

TOTAL MEXICO			4,619,028

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	135,600	27,716
	Alliance Global Group, Inc.	577,300	119,297
	Asia United Bank Corp.	8,110	7,370
*	Atlas Consolidated Mining & Development Corp.	171,900	21,491
*	Belle Corp.	525,000	14,587
	China Banking Corp.	123,600	59,235
	DMCI Holdings, Inc.	395,300	62,274
	DoubleDragon Properties Corp.	73,400	14,974
*	East West Banking Corp.	22,500	4,222
	Filinvest Development Corp.	121,800	19,472
	Filinvest Land, Inc.	1,703,000	38,903
	First Philippine Holdings Corp.	31,550	46,584
	GT Capital Holdings, Inc.	11,039	123,864
	Holcim Philippines, Inc.	71,600	8,327
*	Integrated Micro-Electronics, Inc.	72,600	12,792
	LT Group, Inc.	216,100	43,141
	Megaworld Corp.	1,421,700	86,616
	Metropolitan Bank & Trust Co.	212,100	200,603
*	Petron Corp.	459,700	35,230
	Philex Mining Corp.	146,000	15,091
*	Philippine National Bank	25,800	10,284
	PNB Holdings Corp.	9,064	57
	RFM Corp.	109,000	9,719
	Rizal Commercial Banking Corp.	85,200	32,615
	Robinsons Land Corp.	268,700	90,832
	Robinsons Retail Holdings, Inc.	39,190	48,375
	San Miguel Corp.	15,600	36,126
	Security Bank Corp.	51,510	123,590
*	Top Frontier Investment Holdings, Inc.	3,090	8,032
	Union Bank of the Philippines	37,880	67,931
	Vista Land & Lifescapes, Inc.	717,200	53,702

TOTAL PHILIPPINES			1,443,052

POLAND — (1.3%)
	AB SA	1,400	20,000

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Agora SA	8,438	$17,308
*	Alior Bank SA	20,400	322,006
	Amica SA	667	20,567
	Apator SA	2,181	11,813
	Asseco Poland SA	8,572	211,096
	Astarta Holding NV	2,117	28,694
	Bank Handlowy w Warszawie SA	4,891	70,985
*	Bank Millennium SA	91,345	209,688
*	Bank Ochrony Srodowiska SA	9,478	28,571
	Ciech SA	4,740	42,181
	ComArch SA	323	18,137
	Develia SA	39,555	35,596
	Echo Investment SA	23,480	27,181
*	Enea SA	37,216	94,477
	Fabryki Mebli Forte SA	1,537	17,581
*	Famur SA	25,903	20,293
*	Grupa Azoty SA	7,205	53,822
*	Grupa Lotos SA	12,298	191,173
	Inter Cars SA	224	25,698
*	Jastrzebska Spolka Weglowa SA	5,862	76,283
	Kernel Holding SA	10,706	161,701
	KRUK SA	3,201	267,003
*	Lubelski Wegiel Bogdanka SA	3,931	39,694
*	mBank SA	2,361	334,145
	MCI Capital SA	1,649	10,197
*	PGE Polska Grupa Energetyczna SA	163,838	403,169
*	PKP Cargo SA	7,482	34,490
*	Polimex-Mostostal SA	8,243	9,031
	Stalexport Autostrady SA	16,406	16,391
*	Tauron Polska Energia SA	252,784	208,475
*	VRG SA	42,918	40,782
	Wawel SA	45	6,632

TOTAL POLAND			3,074,860

QATAR — (0.8%)
	Aamal Co.	288,708	86,538
	Al Khaleej Takaful Group QSC	7,433	9,213
	Al Khalij Commercial Bank PQSC	214,991	132,266
	Alijarah Holding Co. QPSC	104,338	29,695
	Baladna	67,680	29,867
	Barwa Real Estate Co.	321,608	278,838
	Commercial Bank PSQC	247,018	415,338
	Doha Bank QPSC	198,128	156,810
	Doha Insurance Co. QSC	40,320	21,529
*	Gulf International Services QSC	135,456	68,525
	Gulf Warehousing Co.	16,349	21,997
	Mannai Corp. QSC	21,498	28,478
	Ooredoo QPSC	38,892	74,051
	Qatar Industrial Manufacturing Co. QSC	41,774	36,666
*	Qatar Insurance Co. SAQ	132,803	89,632
	Qatar National Cement Co. QSC	42,297	58,724
	Qatar Navigation QSC	65,678	137,076
*	Salam International Investment Ltd. QSC	139,423	36,486
	United Development Co. QSC	308,659	131,958
	Vodafone Qatar QSC	110,802	49,309

TOTAL QATAR			1,892,996

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (0.8%)
	Etalon Group PLC, GDR	24,314	$38,222
*	Global Ports Investments PLC, GDR	4,588	18,169
	Globaltrans Investment PLC, GDR	4,355	38,485
	Globaltrans Investment PLC, GDR	7,455	65,679
*	Lenta PLC, GDR	4,734	14,344
	Magnitogorsk Iron & Steel Works PJSC, GDR	15,429	188,163
	Magnitogorsk Iron & Steel Works PJSC, GDR	8,427	102,809
*	Mail.Ru Group Ltd., GDR	5,592	114,412
	Novolipetsk Steel PJSC, GDR	3,288	103,835
	PhosAgro PJSC, GDR	1,137	27,197
	QIWI PLC, Sponsored ADR	2,648	23,170
	Ros Agro PLC, GDR	6,823	113,398
	RusHydro PJSC, ADR	106,216	118,962
	Tatneft PJSC, Sponsored ADR	13,583	619,589
	VTB Bank PJSC, GDR	159,658	232,462

TOTAL RUSSIA			1,818,896

SAUDI ARABIA — (3.3%)
	Al Babtain Power & Telecommunication Co.	2,113	20,842
*	Al Etihad Cooperative Insurance Co.	2,753	16,184
*	Al Gassim Investment Holding Co.	3,278	24,856
	Al Hammadi Co. for Development & Investment	8,268	93,351
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,308	46,962
	Al Jouf Agricultural Development Co.	1,328	24,000
*	Al Jouf Cement Co.	11,224	35,908
	Al Khaleej Training & Education Co.	4,484	33,261
	Al Yamamah Steel Industries Co.	2,970	35,892
*	AlAbdullatif Industrial Investment Co.	7,870	72,481
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,860	32,645
	Arabian Cement Co.	6,973	72,552
*	Arabian Pipes Co.	8,173	39,025
*	Arabian Shield Cooperative Insurance Co.	6,581	42,745
	Arriyadh Development Co.	11,362	80,624
*	Aseer Trading Tourism & Manufacturing Co.	15,831	96,219
	Astra Industrial Group	4,471	51,464
*	AXA Cooperative Insurance Co.	3,021	29,239
*	Bank AlBilad	57,250	644,845
	Bank Al-Jazira	68,755	352,454
*	Basic Chemical Industries Ltd.	2,738	34,517
	Bawan Co.	3,033	32,071
	City Cement Co.	10,142	65,492
*	Dar Al Arkan Real Estate Development Co.	94,960	250,625
*	Dur Hospitality Co.	9,571	91,226
	Eastern Province Cement Co.	6,367	81,388
	Electrical Industries Co.	3,489	28,292
*	Emaar Economic City	64,423	217,910
	Etihad Etisalat Co.	63,225	509,734
	Fitaihi Holding Group	3,112	40,669
	Hail Cement Co.	5,773	22,751
*	Jazan Energy & Development Co.	6,599	41,346
*	Malath Cooperative Insurance Co.	5,363	41,535
*	Mediterranean & Gulf Insurance & Reinsurance Co.	4,527	28,140
*	Methanol Chemicals Co.	3,081	29,232
*	Middle East Healthcare Co.	5,177	51,330
*	Middle East Paper Co.	2,724	33,611
*	Mobile Telecommunications Co. Saudi Arabia	80,900	292,828
	Najran Cement Co.	13,973	70,337
*	National Agriculture Development Co.	7,525	71,213
*	National Co. for Glass Manufacturing	3,510	34,617

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	National Gypsum	2,289	$28,232
*	National Industrialization Co.	57,285	381,292
	National Petrochemical Co.	11,539	148,290
	Northern Region Cement Co.	14,928	59,213
*	Rabigh Refining & Petrochemical Co.	15,747	120,079
	Sahara International Petrochemical Co.	64,085	752,557
	Saudi Ceramic Co.	7,420	107,703
	Saudi Chemical Co. Holding	6,860	69,359
*	Saudi Ground Services Co.	4,510	44,819
	Saudi Industrial Investment Group	31,611	319,508
	Saudi Industrial Services Co.	4,183	39,234
	Saudi Investment Bank	67,348	323,821
*	Saudi Kayan Petrochemical Co.	131,174	714,071
*	Saudi Marketing Co.	1,460	12,592
*	Saudi Printing & Packaging Co.	5,795	41,936
*	Saudi Public Transport Co.	3,410	21,963
*	Saudi Re for Cooperative Reinsurance Co.	5,643	28,756
	Savola Group	20,608	201,031
*	Seera Group Holding	23,524	145,150
*	Tabuk Cement Co.	6,267	31,785
	Umm Al-Qura Cement Co.	3,517	24,889
	United International Transportation Co.	2,402	32,213
*	Walaa Cooperative Insurance Co.	5,069	29,558
*	Yamama Cement Co.	17,209	127,086
	Yanbu Cement Co.	11,651	119,181
*	Zamil Industrial Investment Co.	8,237	77,873

TOTAL SAUDI ARABIA			7,916,604

SOUTH AFRICA — (3.7%)
	Absa Group Ltd.	52,430	479,609
	Adcock Ingram Holdings Ltd.	6,350	20,312
	Advtech Ltd.	106,246	133,457
	AECI Ltd.	18,205	135,169
	African Rainbow Minerals Ltd.	17,694	236,251
	Alexander Forbes Group Holdings Ltd.	122,324	35,070
	Altron Ltd., Class A	27,408	19,683
	Aspen Pharmacare Holdings Ltd.	54,209	861,200
	Astral Foods Ltd.	6,962	80,519
	Barloworld Ltd.	37,657	316,247
	Bidvest Group Ltd.	32,633	408,604
*	Blue Label Telecoms Ltd.	57,880	21,013
	Caxton & CTP Publishers & Printers Ltd.	18,917	11,002
	DataTec Ltd.	40,652	110,696
*	Discovery Ltd.	47,051	431,659
*	Distell Group Holdings Ltd.	9,294	111,382
	DRDGOLD Ltd.	58,472	51,923
	Exxaro Resources Ltd.	40,234	441,400
*	Foschini Group Ltd.	28,452	241,285
*	Grindrod Ltd.	61,737	20,606
*	Grindrod Shipping Holdings Ltd.	1,495	21,482
	Harmony Gold Mining Co. Ltd.	36,275	130,194
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	171,056
	Hudaco Industries Ltd.	3,955	35,571
	Imperial Logistics Ltd.	22,265	90,932
	Investec Ltd.	39,994	184,136
	Invicta Holdings Ltd.	10,262	19,887
	KAP Industrial Holdings Ltd.	309,933	95,376
	Lewis Group Ltd.	10,591	30,007
*	Liberty Holdings Ltd.	21,020	124,112

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Life Healthcare Group Holdings Ltd.	241,907	$383,079
*	Long4Life Ltd.	88,335	34,660
	Metair Investments Ltd.	31,298	59,382
	Momentum Metropolitan Holdings	134,502	172,722
	Motus Holdings Ltd.	19,271	128,581
*	Mpact Ltd.	21,681	48,296
*	Murray & Roberts Holdings Ltd.	38,611	35,383
*	Nampak Ltd.	190,453	48,234
	Nedbank Group Ltd.	54,959	626,260
*	Netcare Ltd.	74,522	82,493
	Oceana Group Ltd.	17,392	69,591
	Old Mutual Ltd.	654,522	668,597
	Omnia Holdings Ltd.	28,517	117,988
*Ω	Pepkor Holdings Ltd.	149,890	236,338
*	PPC Ltd.	148,293	51,732
	PSG Group Ltd.	18,404	92,208
	Raubex Group Ltd.	23,054	49,286
	RCL Foods Ltd.	30,615	25,793
	Reunert Ltd.	17,033	56,271
	RFG Holdings Ltd.	6,432	5,237
	Royal Bafokeng Platinum Ltd.	23,644	169,384
#*	Sappi Ltd.	26,164	80,370
	Super Group Ltd.	56,942	119,131
*	Telkom SA SOC Ltd.	45,201	150,426
	Tiger Brands Ltd.	11,826	149,706
*	Tsogo Sun Hotels Ltd.	109,934	25,106
	Wilson Bayly Holmes-Ovcon Ltd.	7,836	54,479

TOTAL SOUTH AFRICA			8,810,573

SOUTH KOREA — (16.7%)
	ABco Electronics Co. Ltd.	3,431	33,391
*	Able C&C Co. Ltd.	1,801	11,831
	ADTechnology Co. Ltd.	1,775	33,303
	Aekyung Petrochemical Co. Ltd.	4,211	48,623
*	AeroSpace Technology of Korea, Inc.	2,347	13,128
*	Agabang&Company	4,166	18,930
	Ahn-Gook Pharmaceutical Co. Ltd.	867	7,683
*	ALUKO Co. Ltd.	8,599	29,543
	AMOREPACIFIC Group	4,306	183,274
*	Amotech Co. Ltd.	791	21,053
*	Aprogen Medicines, Inc.	10,269	16,486
*	Aprogen pharmaceuticals, Inc.	21,598	18,908
	Asia Cement Co. Ltd.	269	31,494
	ASIA Holdings Co. Ltd.	91	9,720
	Asia Paper Manufacturing Co. Ltd.	1,081	42,482
	Autech Corp	1,278	11,960
	Avaco Co. Ltd.	2,775	24,560
	Baiksan Co. Ltd.	1,472	10,003
	BGF Co. Ltd.	4,573	21,758
	BH Co. Ltd.	4,987	80,128
	Binggrae Co. Ltd.	1,100	52,451
*	BioSmart Co. Ltd.	1,966	9,126
	BNK Financial Group, Inc.	58,814	443,400
*	Bohae Brewery Co. Ltd.	20,266	17,202
*	Bubang Co. Ltd.	5,202	11,257
	BYC Co. Ltd.	32	11,950
	Byucksan Corp.	8,914	27,968
*	CammSys Corp.	8,448	13,627
	Camus Engineering & Construction, Inc.	7,975	19,804

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Capro Corp.	7,250	$25,760
	Cell Biotech Co. Ltd.	1,264	19,325
	Changhae Ethanol Co. Ltd.	2,554	31,394
	Chongkundang Holdings Corp.	732	51,356
*	CHOROKBAEM Co Co. Ltd.	8,689	11,445
	Chosun Refractories Co. Ltd.	302	22,762
	CJ CheilJedang Corp.	1,185	385,129
	CJ Corp.	3,088	253,881
	CJ ENM Co. Ltd.	1,987	300,537
*	CJ Freshway Corp.	1,674	47,224
*	CJ Logistics Corp.	1,946	236,616
	CKD Bio Corp.	429	15,486
*	CoAsia Corp.	3,823	28,578
	Com2uSCorp.	1,124	123,829
	Commax Co. Ltd.	3,498	17,482
	Cuckoo Holdings Co. Ltd.	1,775	34,270
	Cuckoo Homesys Co. Ltd.	801	29,865
*	Curo Co. Ltd.	35,403	15,282
	D.I Corp.	3,646	24,723
	Dae Han Flour Mills Co. Ltd.	223	31,330
	Dae Won Kang Up Co. Ltd.	8,318	30,032
*	Dae Young Packaging Co. Ltd.	13,350	28,445
*	Daechang Co. Ltd.	12,457	21,735
	Daedong Corp.	3,607	30,330
	Daeduck Co. Ltd.	1,365	8,572
	Daeduck Electronics Co. Ltd.	2,361	34,780
	Daehan Steel Co. Ltd.	1,256	20,008
	Daejung Chemicals & Metals Co. Ltd.	1,231	23,187
	Daelim B&Co Co. Ltd.	1,885	11,311
	Daesang Corp.	3,678	75,244
	Daesang Holdings Co. Ltd.	4,994	42,842
	Daesung Holdings Co. Ltd.	1,029	39,003
*	Daesung Industrial Co. Ltd.	4,256	18,965
*	Daewon Cable Co. Ltd.	11,589	19,127
	Daewon Pharmaceutical Co. Ltd.	1,829	24,976
*	Daewoo Engineering & Construction Co. Ltd.	38,218	204,616
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,460	143,483
	Daihan Pharmaceutical Co. Ltd.	686	17,764
	Daishin Securities Co. Ltd.	5,660	101,092
*	Danal Co. Ltd.	8,427	59,657
	Daou Data Corp.	2,532	29,444
	Daou Technology, Inc.	5,758	115,197
*	Dayou Automotive Seat Technology Co. Ltd.	23,323	35,872
	DB Financial Investment Co. Ltd.	3,038	18,429
	DB Insurance Co. Ltd.	10,191	517,904
*	DB, Inc.	20,637	18,090
	DCM Corp.	546	10,477
	Deutsch Motors, Inc.	4,732	30,837
	Device ENG Co. Ltd.	527	13,288
	DGB Financial Group, Inc.	32,532	288,260
	DI Dong Il Corp.	187	46,000
	Digital Chosun Co. Ltd.	5,677	16,955
	Digital Daesung Co. Ltd.	3,500	29,259
	Display Tech Co. Ltd.	4,249	33,213
	DL Construction Co. Ltd.	1,054	26,623
*	DL E&C Co. Ltd.	2,324	269,086
	DL Holdings Co. Ltd.	1,853	104,474
	DMS Co. Ltd.	4,659	25,662
	DNF Co. Ltd.	1,629	28,584

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dohwa Engineering Co. Ltd.	2,350	$15,946
	Dong-A Hwasung Co. Ltd.	1,780	21,836
	Dong-A ST Co. Ltd.	967	60,354
	Dong-Ah Geological Engineering Co. Ltd.	1,088	17,215
*	Dongbang Transport Logistics Co. Ltd.	3,284	11,181
	Dongbu Corp.	888	11,483
	Dongil Industries Co. Ltd.	111	13,501
	Dongkuk Industries Co. Ltd.	7,902	26,311
#	Dongkuk Steel Mill Co. Ltd.	9,676	141,227
	Dongkuk Structures & Construction Co. Ltd.	3,950	19,851
	Dongsung Chemical Co. Ltd.	4,993	24,719
	Dongwha Pharm Co. Ltd.	3,593	50,722
	Dongwon Development Co. Ltd.	7,989	36,784
	Dongwon F&B Co. Ltd.	317	55,703
	Dongwon Industries Co. Ltd.	277	54,057
	Dongyang E&P, Inc.	571	9,489
*	Dongyang Steel Pipe Co. Ltd.	16,193	20,095
*	Doosan Bobcat, Inc.	9,419	307,838
	Doosan Co. Ltd.	1,599	141,477
*	Doosan Infracore Co. Ltd.	8,223	74,015
	DoubleUGames Co. Ltd.	1,561	85,803
	DTR Automotive Corp.	739	36,785
*	Duksan Hi-Metal Co. Ltd.	2,096	24,601
	DY Corp.	2,421	11,391
	DY POWER Corp.	888	9,699
*	E& Corp. Co. Ltd.	4,736	19,395
*	E&M Co. Ltd.	39,187	27,451
	Eagon Industrial Ltd.	2,357	28,719
	Easy Holdings Co. Ltd.	5,762	22,150
*	Ehwa Technologies Information Co. Ltd.	10,351	15,930
	Elentec Co. Ltd.	3,055	28,271
	E-MART, Inc.	4,144	596,537
*	EM-Tech Co. Ltd.	2,190	49,493
	ENF Technology Co. Ltd.	1,688	41,885
	Estechpharma Co. Ltd.	2,467	22,243
	Eugene Corp.	10,128	43,926
	Eugene Investment & Securities Co. Ltd.	15,368	50,107
	Eusu Holdings Co. Ltd.	1,669	8,522
	Farmsco	3,167	16,499
	FarmStory Co. Ltd.	12,835	29,896
	Fila Holdings Corp.	3,834	122,155
	Fursys, Inc.	403	13,461
	Gabia, Inc.	934	10,251
*	Gamevil, Inc.	355	22,609
*	Gemvaxlink Co. Ltd.	13,451	18,509
*	Genie Music Corp.	2,529	12,723
	Geumhwa PSC Co. Ltd.	408	11,440
	Global Standard Technology Co. Ltd.	661	16,390
	Golfzon Newdin Holdings Co. Ltd.	3,388	25,175
	Green Cross Holdings Corp.	3,664	91,973
	GS Engineering & Construction Corp.	10,285	364,952
*	GS Global Corp.	11,688	25,858
	GS Holdings Corp.	10,172	368,374
	GS Retail Co. Ltd.	8,508	234,906
	Gwangju Shinsegae Co. Ltd.	63	10,434
	Haatz, Inc.	1,925	15,792
	Halla Corp.	2,472	11,954
	Halla Holdings Corp.	1,256	54,861
	Han Kuk Carbon Co. Ltd.	4,578	49,343

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hana Pharm Co. Ltd.	689	$12,131
	HanChang Paper Co. Ltd.	15,915	27,973
*	Hancom MDS, Inc.	1,202	20,335
*	Hancom, Inc.	2,414	41,413
	Handok, Inc.	1,372	27,838
	Handsome Co. Ltd.	3,503	126,572
	Hanil Holdings Co. Ltd.	1,358	16,239
	Hanil Hyundai Cement Co. Ltd.	412	12,170
	Hanjin Transportation Co. Ltd.	1,458	43,393
	Hankook Tire & Technology Co. Ltd.	16,838	596,593
	Hansae Co. Ltd.	2,823	56,171
	Hansae Yes24 Holdings Co. Ltd.	1,435	9,792
	Hanshin Construction.	1,431	23,348
	Hansol Holdings Co. Ltd.	5,410	17,561
*	Hansol HomeDeco Co. Ltd.	11,444	19,687
	Hansol Logistics Co. Ltd.	6,472	26,173
	Hansol Paper Co. Ltd.	3,482	43,011
*	Hansol Technics Co. Ltd.	5,142	29,814
	Hanwha Aerospace Co. Ltd.	4,721	182,346
	Hanwha Corp.	7,084	203,926
*	Hanwha General Insurance Co. Ltd.	14,136	54,765
*	Hanwha Investment & Securities Co. Ltd.	19,019	90,367
	Hanwha Life Insurance Co. Ltd.	62,895	187,411
*	Hanwha Solutions Corp.	20,018	702,287
	Hanyang Eng Co. Ltd.	2,207	29,086
*	Harim Co. Ltd.	12,261	30,239
	Harim Holdings Co. Ltd.	4,215	34,963
	HB Technology Co. Ltd.	11,025	24,029
	HDC Hyundai Development Co. Engineering & Construction, Class E	9,665	211,947
	Hitejinro Holdings Co. Ltd.	1,504	19,176
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	31,572
*	Home Center Holdings Co. Ltd.	9,904	14,634
	HS Industries Co. Ltd.	8,886	51,196
*	HSD Engine Co. Ltd.	3,163	25,044
	Huchems Fine Chemical Corp.	4,631	104,962
*	Humax Co. Ltd.	5,444	23,645
	Huons Global Co. Ltd.	917	38,777
	Huvis Corp.	1,579	13,212
	Huvitz Co. Ltd.	1,517	11,262
	Hwa Shin Co. Ltd.	3,210	26,443
*	Hwail Pharm Co. Ltd.	4,405	10,696
	Hwangkum Steel & Technology Co. Ltd.	1,320	10,244
	Hwaseung Corp. Co. Ltd.	6,983	16,849
	HwaSung Industrial Co. Ltd.	1,665	19,097
	Hy-Lok Corp.	1,868	30,304
	Hyosung Corp.	1,147	101,552
*	Hyosung Heavy Industries Corp.	1,256	72,638
	Hyundai BNG Steel Co. Ltd.	1,368	19,606
*	Hyundai Construction Equipment Co. Ltd.	2,054	71,094
	Hyundai Department Store Co. Ltd.	3,436	243,970
*	Hyundai Electric & Energy System Co. Ltd.	1,540	29,255
	Hyundai Elevator Co. Ltd.	3,634	150,905
	Hyundai Energy Solutions Co. Ltd.	558	10,994
	Hyundai Engineering & Construction Co. Ltd.	13,471	582,353
	Hyundai Futurenet Co. Ltd.	10,757	43,337
	Hyundai Glovis Co. Ltd.	2,798	402,940
	Hyundai Greenfood Co. Ltd.	4,189	34,829
	Hyundai Heavy Industries Holdings Co. Ltd.	7,795	422,603
	Hyundai Livart Furniture Co. Ltd.	1,826	24,817

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Marine & Fire Insurance Co. Ltd.	5,167	$116,204
*	Hyundai Mipo Dockyard Co. Ltd.	4,689	304,948
	Hyundai Motor Securities Co. Ltd.	3,996	43,409
*	Hyundai Rotem Co. Ltd.	10,115	195,878
	Hyundai Steel Co	14,635	559,390
	Hyundai Wia Corp.	3,555	256,727
*	Hyungji Elite, Inc.	5,840	19,575
	HyVision System, Inc.	3,097	44,698
	ICD Co. Ltd.	1,525	16,358
	IDIS Holdings Co. Ltd.	1,420	15,587
*	IHQ, Inc.	12,983	20,596
*	Il Dong Pharmaceutical Co. Ltd.	1,715	20,684
	Iljin Holdings Co. Ltd.	6,068	34,862
	Ilshin Spinning Co. Ltd.	160	15,688
	Ilsung Pharmaceuticals Co. Ltd.	138	9,159
	iMarketKorea, Inc.	3,411	32,110
	InBody Co. Ltd.	2,376	55,307
	Industrial Bank of Korea	44,406	420,286
*	Infinitt Healthcare Co. Ltd.	4,590	28,074
	Innocean Worldwide, Inc.	1,175	59,147
*	Insun ENT Co. Ltd.	3,640	37,825
	Interpark Corp.	10,436	59,874
	INTOPS Co. Ltd.	2,924	58,322
	INZI Display Co. Ltd.	3,267	9,465
#	IS Dongseo Co. Ltd.	3,178	123,226
	ISC Co. Ltd.	1,846	41,763
	i-SENS, Inc.	814	23,357
	ISU Chemical Co. Ltd.	2,173	28,340
*	Jahwa Electronics Co. Ltd.	2,599	41,640
	JB Financial Group Co. Ltd.	23,505	178,685
*	Jeju Semiconductor Corp.	5,651	23,216
	Jinsung T.E.C.	2,075	21,258
*	JNK Heaters Co. Ltd.	1,439	8,763
	JW Holdings Corp.	6,520	21,848
	JW Life Science Corp.	762	10,566
	Kangnam Jevisco Co. Ltd.	364	7,796
*	Kangwon Land, Inc.	12,533	298,217
	KAON Media Co. Ltd.	3,402	48,125
	KC Co. Ltd.	2,037	39,959
	KC Tech Co. Ltd.	1,176	22,670
	KCC Corp.	833	238,261
	KCC Engineering & Construction Co. Ltd.	2,711	23,219
	KCC Glass Corp.	902	46,592
	KCTC.	3,354	18,640
	KEPCO Plant Service & Engineering Co. Ltd.	3,208	114,830
	KG Chemical Corp.	871	25,362
	Kginicis Co. Ltd.	1,969	31,481
	KGMobilians Co. Ltd.	3,097	24,406
	KINX, Inc.	749	30,692
	KISCO Corp.	2,292	17,648
	KISCO Holdings Co. Ltd.	1,802	28,247
	KISWIRE Ltd.	1,557	36,705
	KIWOOM Securities Co. Ltd.	2,700	243,409
*	KMH Hitech Co. Ltd.	17,133	24,183
	Kolmar Korea Co. Ltd.	1,399	53,484
	Kolmar Korea Holdings Co. Ltd.	1,725	34,101
	Kolon Corp.	1,235	37,495
	Kolon Global Corp.	1,794	40,052
	Kolon Industries, Inc.	2,959	226,409

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Alcohol Industrial Co. Ltd.	1,839	$21,925
	Korea Asset In Trust Co. Ltd.	6,413	24,266
	Korea Cast Iron Pipe Industries Co. Ltd.	1,394	11,741
*	Korea Circuit Co. Ltd.	2,410	32,595
	Korea Electric Terminal Co. Ltd.	1,101	71,248
*	Korea Information & Communications Co. Ltd.	1,765	14,032
	Korea Investment Holdings Co. Ltd.	6,698	500,952
*	Korea Line Corp.	27,137	65,748
	Korea Petrochemical Ind Co. Ltd.	559	88,856
	Korea Petroleum Industries Co.	1,218	13,462
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	72,158
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,208	548,879
	Korea Zinc Co. Ltd.	1,186	546,058
*	Korean Air Lines Co. Ltd.	23,980	625,217
	Korean Reinsurance Co.	16,673	138,069
	KPX Chemical Co. Ltd.	249	12,314
	KSS LINE Ltd.	1,857	18,954
*	KT Alpha Co. Ltd.	1,749	13,775
	KT Skylife Co. Ltd.	3,494	30,320
	KT Submarine Co. Ltd.	3,260	16,765
	KTB Investment & Securities Co. Ltd.	10,955	61,877
	Kukbo Design Co. Ltd.	874	18,583
	Kukdo Chemical Co. Ltd.	1,142	65,422
	Kukdong Oil & Chemicals Co. Ltd.	3,001	11,126
#	Kumho Petrochemical Co. Ltd.	3,554	522,926
*	Kumho Tire Co., Inc.	19,446	88,912
	KUMHOE&C Co. Ltd.	2,973	30,730
	Kumkang Kind Co. Ltd.	1,937	13,071
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	42,882
	Kwang Myung Electric Co. Ltd.	6,601	17,460
	Kyeryong Construction Industrial Co. Ltd.	1,207	37,065
	Kyobo Securities Co. Ltd.	3,914	29,483
	Kyongbo Pharmaceutical Co. Ltd.	1,238	10,540
	Kyung Dong Navien Co. Ltd.	1,037	59,534
	Kyungbang Co. Ltd.	1,871	21,330
*	Kyungchang Industrial Co. Ltd.	9,481	31,187
	Kyungdong Pharm Co. Ltd.	2,282	28,099
	Kyung-In Synthetic Corp	5,504	33,113
	LEADCORP, Inc.	2,739	23,476
	LF Corp.	3,721	58,311
#*	LG Display Co. Ltd.	31,916	539,392
	LG HelloVision Co. Ltd.	3,508	20,796
	LG Innotek Co. Ltd.	2,881	517,879
	LG Uplus Corp.	38,049	468,275
	LIG Nex1 Co. Ltd.	1,247	49,989
*	Lock & Lock Co. Ltd.	5,158	46,364
	LOT Vacuum Co. Ltd.	3,140	39,249
	Lotte Chemical Corp.	2,720	523,169
	Lotte Chilsung Beverage Co. Ltd.	706	88,154
	Lotte Confectionery Co. Ltd.	349	38,479
	Lotte Corp.	4,752	133,103
*	Lotte Data Communication Co.	385	12,645
	LOTTE Fine Chemical Co. Ltd.	3,688	269,253
	LOTTE Himart Co. Ltd.	1,494	35,509
*	Lotte Non-Life Insurance Co. Ltd.	14,792	23,318
	Lotte Shopping Co. Ltd.	843	75,873
	LS Corp.	2,826	151,515
	LS Electric Co. Ltd.	3,075	155,628
*	LVMC Holdings	5,340	15,331

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LX Hausys Ltd.	1,658	$98,862
	LX International Corp.	6,357	148,179
	Macrogen, Inc.	1,322	32,291
	Maeil Dairies Co. Ltd.	624	37,662
*	Mando Corp.	5,160	276,969
	MegaStudy Co. Ltd.	1,207	14,330
	Meritz Financial Group, Inc.	8,409	240,525
	Meritz Fire & Marine Insurance Co. Ltd.	6,987	166,079
	Meritz Securities Co. Ltd.	50,372	201,280
	Minwise Co. Ltd.	1,657	26,560
	Mirae Asset Life Insurance Co. Ltd.	14,911	54,545
	Mirae Asset Securities Co. Ltd.	47,144	351,720
	MK Electron Co. Ltd.	2,487	40,144
	Motonic Corp.	2,838	27,066
	Muhak Co. Ltd.	3,935	32,794
	Namhae Chemical Corp.	2,744	31,549
	Namyang Dairy Products Co. Ltd.	48	18,832
*	NDFOS Co. Ltd.	1,261	9,758
	NeoPharm Co. Ltd.	1,577	36,140
*	Neowiz.	2,725	61,469
*	Neowiz Holdings Corp.	699	30,041
	Nexen Corp.	3,941	16,957
	Nexen Tire Corp.	6,381	41,369
	NH Investment & Securities Co. Ltd.	27,356	308,979
*	NHN Corp.	1,523	104,355
	NICE Holdings Co. Ltd.	4,498	65,124
	Nice Information & Telecommunication, Inc.	1,071	30,905
	NICE Total Cash Management Co. Ltd.	3,128	14,884
	Nong Shim Holdings Co. Ltd.	465	30,777
	Nong Woo Bio Co. Ltd.	979	9,956
	NongShim Co. Ltd.	597	144,757
	NOROO Paint & Coatings Co. Ltd.	1,692	15,098
	NPC	2,647	14,439
	NS Shopping Co. Ltd.	2,986	35,566
*	OCI Co. Ltd.	3,386	375,146
	Openbase, Inc.	10,233	28,382
*	OPTRON-TEC, Inc.	2,558	18,550
	Orion Holdings Corp.	4,507	61,791
	Ottogi Corp.	226	93,095
	Paik Kwang Industrial Co. Ltd.	4,913	23,720
#	Pan Ocean Co. Ltd.	45,141	233,577
*	Paradise Co. Ltd.	8,636	128,784
	Partron Co. Ltd.	8,571	68,828
	PJ Electronics Co. Ltd.	862	6,856
	Poongsan Corp.	4,502	127,555
	Poongsan Holdings Corp.	918	22,408
	POSCO Coated & Color Steel Co. Ltd.	326	15,974
	Posco International Corp.	8,676	161,653
*	Power Logics Co. Ltd.	3,502	23,704
	Protec Co. Ltd.	413	9,537
	Pulmuone Co. Ltd.	2,609	38,122
	Pungkuk Alcohol Industry Co. Ltd.	569	8,558
	Pyeong Hwa Automotive Co. Ltd.	1,125	10,690
*	RFTech Co. Ltd.	3,243	16,396
	S Net Systems, Inc.	1,559	8,787
	Sajo Industries Co. Ltd.	276	11,283
	Sajodaerim Corp.	1,147	27,341
*	Sajodongaone Co. Ltd.	16,983	18,517
	Sam Young Electronics Co. Ltd.	2,074	21,441

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sam Yung Trading Co. Ltd.	2,591	$34,476
	Sambo Corrugated Board Co. Ltd.	728	8,978
	Samchuly Bicycle Co. Ltd.	914	7,643
	Samho Development Co. Ltd.	4,766	20,757
	Samick Musical Instruments Co. Ltd.	8,299	12,935
	Samick THK Co. Ltd.	1,192	12,214
	Samji Electronics Co. Ltd.	1,682	17,624
	Samjin LND Co. Ltd.	5,625	20,147
	Samjin Pharmaceutical Co. Ltd.	1,495	32,945
*	Sammok S-Form Co. Ltd.	2,023	27,993
	SAMPYO Cement Co. Ltd.	9,240	39,498
	Samsung Card Co. Ltd.	5,989	175,848
	Samsung Fire & Marine Insurance Co. Ltd.	3,347	663,451
*	Samsung Heavy Industries Co. Ltd.	122,648	670,248
	Samsung Securities Co. Ltd.	12,936	525,894
	SAMT Co. Ltd.	12,775	57,435
	Samyang Corp.	593	34,698
	Samyang Foods Co. Ltd.	255	17,874
	Samyang Holdings Corp.	724	63,823
	Samyang Tongsang Co. Ltd.	146	7,978
*	Sangsangin Co. Ltd.	7,820	59,934
*	SBW	39,024	24,688
*	SDN Co. Ltd.	4,192	8,089
	Seah Besteel Corp.	2,148	39,853
	SeAH Holdings Corp.	153	14,537
	SeAH Steel Holdings Corp.	193	20,768
	Sebang Co. Ltd.	2,050	21,939
	Sebang Global Battery Co. Ltd.	1,376	96,740
	Sejong Industrial Co. Ltd.	4,914	46,304
*	Sejong Telecom, Inc.	60,354	30,008
	Seobu T&D	3,755	28,142
	Seohan Co. Ltd.	19,101	31,564
	Seoul Semiconductor Co. Ltd.	8,308	106,389
	Seoyon Co. Ltd.	3,230	43,492
*	Sewon E&C Co. Ltd.	25,762	24,151
	SEWOONMEDICAL Co. Ltd.	6,936	25,290
	SFA Engineering Corp.	2,968	89,765
*	SG Corp.	14,186	8,396
	SGC e Tec E&C Co. Ltd.	250	14,874
	Shindaeyang Paper Co. Ltd.	369	27,700
	Shinsegae Engineering & Construction Co. Ltd.	514	16,806
	Shinsegae Food Co. Ltd.	418	32,366
	Shinsegae Information & Communication Co. Ltd.	99	17,614
	Shinsegae, Inc.	1,280	272,271
	Shinwha Intertek Corp.	3,331	9,988
*	Shinwon Corp.	17,889	52,695
	Shinyoung Securities Co. Ltd.	785	42,227
	SIGONG TECH Co. Ltd.	1,930	10,452
	Silla Co. Ltd.	770	8,468
	SIMPAC, Inc.	1,754	11,855
*	Sindoh Co. Ltd.	427	12,039
	Sinil Pharm Co. Ltd.	830	8,695
	SK Chemicals Co. Ltd.	1,780	275,022
	SK D&D Co. Ltd.	2,069	56,039
	SK Discovery Co. Ltd.	2,070	84,493
	SK Gas Ltd.	546	64,550
	SK Networks Co. Ltd.	24,348	106,062
*	SK Rent A Car Co. Ltd.	2,451	25,465
	SK Securities Co. Ltd.	69,495	58,491

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SL Corp.	3,275	$92,276
*	S-MAC Co. Ltd.	36,548	36,391
	SNT Dynamics Co. Ltd.	1,105	8,776
	SNT Holdings Co. Ltd.	951	14,460
	SNT Motiv Co. Ltd.	1,479	63,859
*	SNU Precision Co. Ltd.	6,787	20,338
	S-Oil Corp.	4,055	354,803
	Songwon Industrial Co. Ltd.	2,633	40,499
*	Soulbrain Holdings Co. Ltd.	1,012	37,900
	SPG Co. Ltd.	3,032	25,717
	Spigen Korea Co. Ltd.	593	23,220
	Ssangyong C&E Co. Ltd.	25,198	169,838
	Suheung Co. Ltd.	469	19,206
	Sun Kwang Co. Ltd.	393	18,766
*	SundayToz Corp.	975	18,639
	Sung Kwang Bend Co. Ltd.	2,934	23,103
*	Sungchang Enterprise Holdings Ltd.	12,418	27,022
	Sungshin Cement Co. Ltd.	4,536	43,314
	Sungwoo Hitech Co. Ltd.	8,732	45,178
	Sunjin Co. Ltd.	2,612	28,953
	Systems Technology, Inc.	1,835	25,827
	Tae Kyung Industrial Co. Ltd.	3,102	17,131
	Taekwang Industrial Co. Ltd.	57	48,794
	Taekyung BK Co. Ltd.	4,970	24,331
*††	Taewoong Co. Ltd.	957	7,678
	Taeyoung Engineering & Construction Co. Ltd.	4,504	42,848
*	Taihan Textile Co. Ltd.	263	10,390
	TCC Steel	5,192	37,275
	TechWing, Inc.	1,109	20,252
	TES Co. Ltd.	2,427	55,509
*	Theragen Etex Co. Ltd.	6,173	34,284
	TK Corp.	3,405	34,283
	Tongyang Life Insurance Co. Ltd.	5,937	34,738
	Tongyang, Inc.	19,744	28,331
*	Top Engineering Co. Ltd.	3,288	20,997
*	Tovis Co. Ltd.	1,651	12,024
	TS Corp.	6,440	18,212
*	TY Holdings Co. Ltd.	4,343	101,144
	Ubiquoss Holdings, Inc.	1,989	28,323
	Uju Electronics Co. Ltd.	1,365	32,207
	Uni-Chem Co. Ltd.	9,060	10,761
*	Unick Corp.	1,421	8,903
	Unid Co. Ltd.	1,085	108,499
	Uniquest Corp.	2,686	23,780
	Value Added Technology Co. Ltd.	1,095	38,035
	Vitzro Tech Co. Ltd.	2,134	17,280
*	Vivien Corp.	3,472	9,069
*	Webzen, Inc.	3,026	70,047
*	Welcron Co. Ltd.	3,279	11,887
	Whanin Pharmaceutical Co. Ltd.	1,750	26,885
*	WillBes & Co.	6,600	10,723
	Winix, Inc.	1,622	28,074
	WiSoL Co. Ltd.	5,751	51,148
*	WONIK CUBE Corp.	8,728	30,391
*	Wonik Holdings Co. Ltd.	8,665	38,655
	Wonik Materials Co. Ltd.	1,147	32,064
	Woongjin Thinkbig Co. Ltd.	3,471	9,957
*	Wooree Bio Co. Ltd.	2,856	10,013
	Woori Financial Group, Inc.	94,919	1,079,053

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Woori Investment Bank Co. Ltd.	53,517	$45,708
	Woorison F&G Co. Ltd.	17,338	34,440
	Woory Industrial Co. Ltd.	1,104	23,366
*	Woowon Development Co. Ltd.	1,769	8,186
	Y G-1 Co. Ltd.	2,283	16,934
*	Y-entec Co. Ltd.	2,370	24,804
*	YIK Corp.	3,175	14,505
	Youlchon Chemical Co. Ltd.	2,606	49,128
	Young Poong Corp.	78	45,800
	Young Poong Precision Corp.	3,427	29,528
	Youngone Corp.	4,082	156,239
	Youngone Holdings Co. Ltd.	1,334	53,706
	Yuanta Securities Korea Co. Ltd.	17,353	67,018
	Yuyu Pharma, Inc.	3,566	22,682
	Zeus Co. Ltd.	822	14,654

TOTAL SOUTH KOREA			39,543,287

TAIWAN — (17.8%)
	Abico Avy Co. Ltd.	48,965	45,495
	Ability Enterprise Co. Ltd.	66,000	46,433
	AcBel Polytech, Inc.	83,000	103,445
#	Acer, Inc.	351,000	328,529
	ACES Electronic Co. Ltd.	27,000	46,178
	Advanced International Multitech Co. Ltd.	26,000	74,030
*	Advanced Optoelectronic Technology, Inc.	34,000	29,898
	Advancetek Enterprise Co. Ltd.	31,000	27,986
	Aerospace Industrial Development Corp.	74,000	75,085
*	AGV Products Corp.	144,000	52,656
	Allis Electric Co. Ltd.	39,690	33,882
	Alltek Technology Corp.	22,260	24,252
	Alpha Networks, Inc.	63,773	61,956
#	Altek Corp.	59,000	79,971
*	Ambassador Hotel	63,000	68,662
	AMPOC Far-East Co. Ltd.	19,000	26,183
	AmTRAN Technology Co. Ltd.	158,000	100,566
	Apacer Technology, Inc.	35,000	54,748
	APCB, Inc.	17,000	13,175
	Apex Biotechnology Corp.	13,000	10,726
	Apex International Co. Ltd.	28,000	78,733
	Arcadyan Technology Corp.	31,000	117,254
	Ardentec Corp.	31,000	66,426
	Asia Cement Corp.	340,000	541,541
	Asia Optical Co., Inc.	27,000	86,207
*	Asia Pacific Telecom Co. Ltd.	381,060	112,664
	Asia Polymer Corp.	83,742	117,942
	Asia Tech Image, Inc.	18,000	36,211
#	AU Optronics Corp.	1,126,000	773,813
	Audix Corp.	23,000	47,178
	Bank of Kaohsiung Co. Ltd.	120,091	48,628
	Basso Industry Corp.	30,000	46,448
	BES Engineering Corp.	146,000	46,185
	Brighton-Best International Taiwan, Inc.	85,000	106,200
	Capital Futures Corp.	17,000	23,653
	Capital Securities Corp.	371,000	202,490
	Career Technology MFG. Co. Ltd.	77,180	69,613
	Catcher Technology Co. Ltd.	92,000	533,454
	Cathay Real Estate Development Co. Ltd.	130,000	91,184
	Cayman Engley Industrial Co. Ltd.	4,000	9,361
	Celxpert Energy Corp.	10,000	16,724

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Central Reinsurance Co. Ltd.	34,000	$34,312
	Chang Hwa Commercial Bank Ltd.	786,790	464,614
	Channel Well Technology Co. Ltd.	10,000	14,648
	CHC Healthcare Group	13,000	17,188
	Chen Full International Co. Ltd.	12,000	17,784
#	Cheng Loong Corp.	142,000	173,965
*	Cheng Mei Materials Technology Corp.	78,000	33,404
	Cheng Shin Rubber Industry Co. Ltd.	267,000	327,700
	Cheng Uei Precision Industry Co. Ltd.	74,000	102,872
	Chia Chang Co. Ltd.	17,000	28,504
	Chia Hsin Cement Corp.	111,000	80,663
	Chilisin Electronics Corp.	33,000	102,379
*	China Airlines Ltd.	476,000	294,753
	China Bills Finance Corp.	133,000	79,709
	China Chemical & Pharmaceutical Co. Ltd.	58,000	46,110
	China Development Financial Holding Corp.	1,938,000	990,567
	China Electric Manufacturing Corp.	91,440	37,988
	China General Plastics Corp.	87,141	116,486
	China Life Insurance Co. Ltd.	234,449	245,063
	China Man-Made Fiber Corp.	278,912	102,034
	China Metal Products	64,000	73,690
	China Motor Corp.	53,200	132,529
*	China Petrochemical Development Corp.	709,700	309,239
	China Wire & Cable Co. Ltd.	15,000	14,616
#	Chinese Maritime Transport Ltd.	20,000	40,493
	Ching Feng Home Fashions Co. Ltd.	26,000	18,738
	Chin-Poon Industrial Co. Ltd.	79,000	85,077
	Chipbond Technology Corp.	138,000	320,324
	ChipMOS Technologies, Inc.	86,000	143,006
	Chong Hong Construction Co. Ltd.	22,000	58,391
	Chun Yuan Steel Industry Co. Ltd.	73,000	59,655
	Chung Hsin Electric & Machinery Manufacturing Corp.	35,000	51,913
*	Chung Hwa Pulp Corp.	48,000	38,420
	Clevo Co.	73,000	90,495
	CMC Magnetics Corp.	208,869	66,335
	Compal Electronics, Inc.	862,000	758,611
	Compeq Manufacturing Co. Ltd.	143,000	208,101
	Compucase Enterprise	7,000	7,837
	Concord Securities Co. Ltd.	119,510	50,908
	Continental Holdings Corp.	60,000	54,424
#	Contrel Technology Co. Ltd.	61,000	43,363
	Coretronic Corp.	80,000	165,590
	CTCI Corp.	94,000	123,172
	Cyberlink Corp.	7,000	22,804
	CyberPower Systems, Inc.	9,000	24,448
	CyberTAN Technology, Inc.	61,000	58,182
	DA CIN Construction Co. Ltd.	60,000	65,511
	Dafeng TV Ltd.	9,000	14,004
*	Da-Li Development Co. Ltd.	19,327	21,197
	Darfon Electronics Corp.	37,000	55,638
	De Licacy Industrial Co. Ltd.	79,000	43,610
	Depo Auto Parts Ind Co. Ltd.	13,000	26,297
	D-Link Corp.	112,000	82,599
	Dynamic Electronics Co. Ltd.	39,701	30,039
	Dynapack International Technology Corp.	25,000	86,450
	Edom Technology Co. Ltd.	20,900	25,602
	Elite Advanced Laser Corp.	6,000	12,057
	Elitegroup Computer Systems Co. Ltd.	59,000	50,301
	Emerging Display Technologies Corp.	48,000	31,811

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Ennostar, Inc.	79,975	$210,465
	EnTie Commercial Bank Co. Ltd.	127,000	76,234
	Eson Precision Ind Co. Ltd.	20,000	48,134
	Eternal Materials Co. Ltd.	184,000	243,939
*	Eva Airways Corp.	497,041	337,347
*	Everest Textile Co. Ltd.	53,326	18,681
	Evergreen International Storage & Transport Corp.	87,000	84,960
	Everlight Chemical Industrial Corp.	92,000	84,808
	Everlight Electronics Co. Ltd.	86,000	153,582
	Excelsior Medical Co. Ltd.	24,912	49,562
	Far Eastern Department Stores Ltd.	190,000	151,060
	Far Eastern International Bank	464,257	174,610
	Far Eastern New Century Corp.	440,000	460,832
	Farglory F T Z Investment Holding Co. Ltd.	12,000	21,804
	Farglory Land Development Co. Ltd.	52,000	125,670
	Feedback Technology Corp.	10,000	25,496
	Feng Hsin Steel Co. Ltd.	59,000	165,930
	First Hotel	28,000	14,558
	First Insurance Co. Ltd.	27,000	12,914
	First Steamship Co. Ltd.	97,010	44,751
	FIT Holding Co. Ltd.	18,000	21,594
	FLEXium Interconnect, Inc.	46,000	159,373
	Formosa Advanced Technologies Co. Ltd.	29,000	39,498
*	Formosa Laboratories, Inc.	10,704	22,903
	Formosa Optical Technology Co. Ltd.	6,000	12,489
	Formosa Taffeta Co. Ltd.	161,000	173,815
	Formosan Rubber Group, Inc.	69,000	55,996
	Formosan Union Chemical	70,400	51,664
	Foxconn Technology Co. Ltd.	190,000	471,753
	FSP Technology, Inc.	18,000	26,256
	Fulgent Sun International Holding Co. Ltd.	20,000	74,167
	Fullerton Technology Co. Ltd.	18,000	11,164
*	Fulltech Fiber Glass Corp.	62,620	39,561
	Fwusow Industry Co. Ltd.	33,000	25,045
	G Shank Enterprise Co. Ltd.	29,000	69,405
	Gamania Digital Entertainment Co. Ltd.	5,000	10,396
*	GCS Holdings, Inc.	25,000	43,828
	Gemtek Technology Corp	74,000	72,917
	General Interface Solution Holding Ltd.	54,000	188,987
	General Plastic Industrial Co. Ltd.	14,000	13,218
	Getac Technology Corp	9,000	16,952
*	Giantplus Technology Co. Ltd.	35,000	14,819
	Gigabyte Technology Co. Ltd.	46,000	186,793
	Ginko International Co. Ltd.	8,650	62,785
	Global Brands Manufacture Ltd.	50,600	64,562
	Globe Union Industrial Corp.	44,000	24,336
	Gloria Material Technology Corp.	73,000	55,755
	Goldsun Building Materials Co. Ltd.	109,543	101,431
	Grand Pacific Petrochemical	190,000	184,904
	Great China Metal Industry	26,000	24,146
	GTM Holdings Corp.	24,000	21,595
	Hannstar Board Corp.	66,132	99,325
#	HannStar Display Corp.	449,000	228,297
	HannsTouch Solution, Inc.	130,194	55,754
	Hey Song Corp.	69,000	86,781
	Highwealth Construction Corp.	115,000	185,694
	Hitron Technology, Inc.	13,000	9,825
	Ho Tung Chemical Corp.	176,000	65,928
	Holy Stone Enterprise Co. Ltd.	5,000	21,265

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co. Ltd.	35,000	$27,398
	Hong TAI Electric Industrial	58,000	55,305
	Hong YI Fiber Industry Co.	19,000	16,227
	Hotai Finance Co. Ltd.	18,000	57,176
	Hsing TA Cement Co.	29,000	21,979
#*	HTC Corp.	73,000	172,509
	HUA ENG Wire & Cable Co. Ltd.	37,000	28,152
	Hua Yu Lien Development Co. Ltd.	12,000	21,770
	Huaku Development Co. Ltd.	44,000	143,931
	Huang Hsiang Construction Corp.	15,000	19,711
	Hung Ching Development & Construction Co. Ltd.	13,000	13,991
	Hung Sheng Construction Ltd.	44,680	38,782
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	36,865
	Ibase Technology, Inc.	29,000	40,692
	IBF Financial Holdings Co. Ltd.	334,681	191,446
	Ichia Technologies, Inc.	27,000	15,775
	IEI Integration Corp.	29,600	47,178
	Infortrend Technology, Inc.	21,000	10,831
#	Innolux Corp.	1,286,000	773,569
	Inpaq Technology Co. Ltd.	19,000	40,139
	Integrated Service Technology, Inc.	19,000	35,332
	International CSRC Investment Holdings Co.	70,600	61,058
	Inventec Corp.	514,000	491,593
	Iron Force Industrial Co. Ltd.	6,000	15,167
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	27,531
	Jarllytec Co. Ltd.	10,000	19,042
	Jess-Link Products Co. Ltd.	13,000	16,458
	K Laser Technology, Inc.	27,000	19,563
#	Kaimei Electronic Corp.	28,000	87,721
	KEE TAI Properties Co. Ltd.	49,000	23,137
	Kenda Rubber Industrial Co. Ltd.	101,880	112,206
	Kerry TJ Logistics Co. Ltd.	13,000	20,313
	Kindom Development Co. Ltd.	75,900	104,778
	King Chou Marine Technology Co. Ltd.	8,000	10,037
	King Yuan Electronics Co. Ltd.	173,000	248,236
	King’s Town Bank Co. Ltd.	178,000	265,786
*	King’s Town Construction Co. Ltd.	24,000	31,558
*	Kinko Optical Co. Ltd.	9,455	10,039
	Kinpo Electronics	244,000	114,157
	Kung Sing Engineering Corp.	75,900	23,413
	Kuo Toong International Co. Ltd.	29,399	22,677
	Kuo Yang Construction Co. Ltd.	11,000	9,499
	Kwong Lung Enterprise Co. Ltd.	23,000	34,692
	L&K Engineering Co. Ltd.	30,000	31,546
	Lanner Electronics, Inc.	10,000	17,888
*	Lealea Enterprise Co. Ltd.	174,000	72,365
	LEE CHI Enterprises Co. Ltd.	19,000	17,145
	Lelon Electronics Corp.	8,000	18,433
*	Li Peng Enterprise Co. Ltd.	119,000	44,454
	Lida Holdings Ltd.	18,000	20,397
*	Lingsen Precision Industries Ltd.	77,000	69,979
	Lite-On Technology Corp.	399,000	880,505
*	Long Bon International Co. Ltd.	44,000	28,333
	Long Da Construction & Development Corp.	66,000	48,006
	Longchen Paper & Packaging Co. Ltd.	136,527	118,332
	Longwell Co.	9,000	18,242
	Lumax International Corp. Ltd.	22,000	56,334
	Lung Yen Life Service Corp.	33,000	53,394
	Macronix International Co. Ltd.	247,000	349,474

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Mayer Steel Pipe Corp.	30,000	$32,671
	Meiloon Industrial Co.	13,000	13,085
	Mercuries & Associates Holding Ltd.	76,400	63,673
*	Mercuries Life Insurance Co. Ltd.	313,892	103,523
	Merry Electronics Co. Ltd.	28,384	83,971
	Mirle Automation Corp.	38,000	57,199
	Mitac Holdings Corp.	125,944	130,344
	MOSA Industrial Corp.	7,000	11,097
	Namchow Holdings Co. Ltd.	5,000	8,695
	Nan Pao Resins Chemical Co. Ltd.	6,000	30,042
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	11,203
	Nanya Technology Corp.	147,000	352,465
	Netronix, Inc.	13,000	26,702
	Nexcom International Co. Ltd.	16,000	13,424
	Nien Hsing Textile Co. Ltd.	13,000	9,756
#	O-Bank Co. Ltd.	299,909	84,127
	Ocean Plastics Co. Ltd.	24,000	28,563
	OptoTech Corp.	60,350	93,396
*	Oriental Union Chemical Corp.	99,000	85,148
	Pacific Construction Co.	32,000	11,331
	Pacific Hospital Supply Co. Ltd.	8,000	20,047
	Pan German Universal Motors Ltd.	1,000	7,717
	Pan-International Industrial Corp.	76,000	111,080
	Pegatron Corp.	253,000	619,354
	PharmaEngine, Inc.	12,000	25,476
*††	Pharmally International Holding Co. Ltd.	7,000	2,671
	Plastron Precision Co. Ltd.	17,000	8,137
	Plotech Co. Ltd.	22,000	19,636
	Pou Chen Corp.	489,000	599,718
	Powertech Technology, Inc.	64,000	224,563
	President Securities Corp.	131,539	107,155
	Primax Electronics Ltd.	49,000	90,941
	Prince Housing & Development Corp.	218,000	104,008
	Promate Electronic Co. Ltd.	41,000	57,252
	Prosperity Dielectrics Co. Ltd.	6,000	11,739
	Qisda Corp.	289,000	322,871
	QST International Corp.	15,000	31,783
	Qualipoly Chemical Corp.	15,000	22,182
	Quang Viet Enterprise Co. Ltd.	5,000	22,666
	Quanta Storage, Inc.	33,000	46,013
	Radiant Opto-Electronics Corp.	53,000	185,696
	Radium Life Tech Co. Ltd.	169,320	64,069
	Rechi Precision Co. Ltd.	61,000	40,966
	Rich Development Co. Ltd.	145,000	47,761
*	Ritek Corp.	142,121	50,047
	Ruentex Development Co. Ltd.	231,000	589,545
	Ruentex Industries Ltd.	66,300	258,721
	Sampo Corp.	43,200	46,011
	San Fang Chemical Industry Co. Ltd.	20,000	15,546
	San Far Property Ltd.	27,272	14,931
	Sanyang Motor Co. Ltd.	89,000	86,730
	Savior Lifetec Corp	28,000	20,590
	ScinoPharm Taiwan Ltd.	33,000	29,419
	Senao International Co. Ltd.	10,000	11,461
	Sercomm Corp.	19,000	43,554
	Sesoda Corp.	19,776	21,865
	Shanghai Commercial & Savings Bank Ltd.	389,000	616,045
	Shan-Loong Transportation Co. Ltd.	14,000	17,752
	Shihlin Electric & Engineering Corp.	64,000	120,376

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Shin Kong Financial Holding Co. Ltd.	1,923,698	$677,981
	Shin Zu Shing Co. Ltd.	20,000	71,750
*	Shining Building Business Co. Ltd.	68,330	27,269
	Shinkong Insurance Co. Ltd.	38,000	63,063
	Shinkong Synthetic Fibers Corp.	243,000	164,859
*	Shuttle, Inc.	55,000	23,341
	Sigurd Microelectronics Corp.	72,726	153,721
	Simplo Technology Co. Ltd.	8,000	86,187
	Sincere Navigation Corp.	48,410	48,349
	Sinher Technology, Inc.	8,000	12,158
	Sinon Corp.	105,000	91,995
	SinoPac Financial Holdings Co. Ltd.	1,542,000	785,321
	Sinyi Realty, Inc.	29,000	34,743
	Sirtec International Co. Ltd.	16,000	15,061
#	Siward Crystal Technology Co. Ltd.	28,000	33,874
	Soft-World International Corp.	8,000	25,846
	Solomon Technology Corp.	48,000	29,969
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	11,109
	Sunrex Technology Corp.	11,000	17,171
	Sunspring Metal Corp.	14,177	14,349
	Supreme Electronics Co. Ltd.	69,657	112,606
#	Swancor Holding Co. Ltd.	10,000	35,495
	Sweeten Real Estate Development Co. Ltd.	16,632	16,676
	Syncmold Enterprise Corp.	17,000	43,189
	Synmosa Biopharma Corp.	24,659	20,413
	Synnex Technology International Corp.	249,000	482,449
	Sysage Technology Co. Ltd.	8,000	11,015
	Systex Corp.	17,000	52,783
#	TA Chen Stainless Pipe	204,831	324,115
	Ta Ya Electric Wire & Cable	119,480	106,437
	Tah Hsin Industrial Corp.	8,000	18,020
	TA-I Technology Co. Ltd.	13,000	29,756
*	Tai Tung Communication Co. Ltd.	17,000	10,746
	Taichung Commercial Bank Co. Ltd.	490,560	210,902
	Taiflex Scientific Co. Ltd.	39,000	66,957
	Taimide Tech, Inc.	20,000	29,372
	Tainan Enterprises Co. Ltd.	18,000	11,780
	Tainan Spinning Co. Ltd.	207,000	169,440
	Taishin Financial Holding Co. Ltd.	1,583,166	1,039,341
	Taisun Enterprise Co. Ltd.	22,000	21,590
	Taiwan Business Bank	1,239,848	421,791
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	23,231
	Taiwan Cogeneration Corp.	61,000	83,925
	Taiwan Fertilizer Co. Ltd.	157,000	383,937
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	38,771
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	56,774
	Taiwan Glass Industry Corp.	194,000	191,213
	Taiwan Hon Chuan Enterprise Co. Ltd.	58,000	135,892
*	Taiwan Land Development Corp.	217,000	26,508
	Taiwan Navigation Co. Ltd.	32,000	40,528
	Taiwan PCB Techvest Co. Ltd.	53,000	89,514
	Taiwan Sanyo Electric Co. Ltd.	12,000	14,931
	Taiwan Shin Kong Security Co. Ltd.	51,510	71,511
	Taiwan Styrene Monomer	64,000	41,801
*	Taiwan TEA Corp.	133,000	99,850
	Taiyen Biotech Co. Ltd.	15,000	17,778
	TBI Motion Technology Co. Ltd.	9,000	15,608
	Te Chang Construction Co. Ltd.	13,000	13,563
	Teco Electric & Machinery Co. Ltd.	344,000	373,673

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Test Rite International Co. Ltd.	46,000	$40,047
	Thye Ming Industrial Co. Ltd.	28,000	33,064
	Ton Yi Industrial Corp.	154,000	72,196
	Tong Yang Industry Co. Ltd.	87,000	105,779
*	Tong-Tai Machine & Tool Co. Ltd.	18,000	10,373
	Topco Technologies Corp.	6,000	16,978
	Topoint Technology Co. Ltd.	17,000	25,468
	Toung Loong Textile Manufacturing	37,000	47,230
	TPK Holding Co. Ltd.	81,000	123,900
	Transcend Information, Inc.	39,000	94,785
	Tripod Technology Corp.	56,000	237,187
	TSRC Corp.	124,000	143,040
	TST Group Holding Ltd.	4,000	19,977
	Tung Ho Steel Enterprise Corp.	170,000	247,107
	TURVO International Co. Ltd.	14,000	52,215
	TYC Brother Industrial Co. Ltd.	38,000	27,300
	Tyntek Corp.	60,000	56,635
*	Union Bank Of Taiwan	288,701	122,556
	Unitech Computer Co. Ltd.	19,000	26,128
*	Unitech Printed Circuit Board Corp.	134,000	87,401
††	Unity Opto Technology Co. Ltd.	46,000	1,278
	Universal Cement Corp.	68,000	50,418
	Universal, Inc.	15,000	22,152
	Unizyx Holding Corp.	68,000	76,369
	UPC Technology Corp.	149,316	124,232
	USI Corp.	146,000	180,855
	Utechzone Co. Ltd.	8,000	18,385
	Ve Wong Corp.	24,000	28,168
	Wah Lee Industrial Corp.	33,660	103,114
	Walsin Lihwa Corp.	409,000	382,068
	Walsin Technology Corp.	33,000	179,652
	Walton Advanced Engineering, Inc.	49,000	30,196
	Wei Chuan Foods Corp.	79,000	64,979
	Weikeng Industrial Co. Ltd.	69,946	70,237
	Well Shin Technology Co. Ltd.	9,000	15,599
	Winbond Electronics Corp.	565,000	535,701
	Wisdom Marine Lines Co. Ltd.	68,221	160,577
	Wistron Corp.	567,000	595,889
	Wistron NeWeb Corp.	44,000	122,850
	WPG Holdings Ltd.	194,000	362,415
	WT Microelectronics Co. Ltd.	92,000	207,867
	WUS Printed Circuit Co. Ltd.	28,350	28,949
	XAC Automation Corp.	10,000	9,093
	Xxentria Technology Materials Corp.	19,000	46,189
	YC INOX Co. Ltd.	70,973	80,499
	Yea Shin International Development Co. Ltd.	36,000	27,243
	Yem Chio Co. Ltd.	60,065	32,851
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	36,077
	YFC-Boneagle Electric Co. Ltd.	14,000	12,026
	YFY, Inc.	234,000	269,764
	Yi Jinn Industrial Co. Ltd.	23,000	14,303
*	Yieh Phui Enterprise Co. Ltd.	165,780	148,114
	YONGGU Group, Inc.	8,000	18,222
	Yonyu Plastics Co. Ltd.	12,000	15,235
	Youngtek Electronics Corp.	21,000	63,935
	Yuanta Futures Co. Ltd.	25,944	45,767
	Yulon Motor Co. Ltd.	119,324	176,933
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	33,901
	YungShin Global Holding Corp.	20,000	31,306

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zeng Hsing Industrial Co. Ltd.	7,000	$38,405
	Zenitron Corp.	27,000	27,984
	Zhen Ding Technology Holding Ltd.	89,000	308,209
	Zig Sheng Industrial Co. Ltd.	68,000	41,872
*	Zinwell Corp.	56,000	39,719
	ZongTai Real Estate Development Co. Ltd.	27,000	37,682

TOTAL TAIWAN			42,209,695

THAILAND — (2.1%)
	AAPICO Hitech PCL	68,970	44,064
	Advanced Information Technology PCL, Class F	26,600	35,272
	AJ Plast PCL	46,900	26,996
	Alucon PCL	2,100	11,297
	Amata Corp. PCL	143,200	88,037
*	Ananda Development PCL	625,200	29,769
	AP Thailand PCL	293,300	78,225
	Asia Plus Group Holdings PCL	195,300	21,424
	Bangchak Corp. PCL	189,300	156,882
*	Bangkok Airways PCL	83,900	29,330
	Bangkok Commercial Asset Management PCL	210,000	120,244
	Bangkok Insurance PCL	8,120	68,273
	Bangkok Life Assurance PCL	79,400	71,187
	Banpu PCL	816,000	280,341
	Cal-Comp Electronics Thailand PCL, Class F	572,866	45,232
	CH Karnchang PCL	209,200	137,439
	CIMB Thai Bank PCL	129,100	3,502
*	Country Group Development PCL	1,002,600	15,712
*	Demco PCL	131,100	19,201
*	Dhipaya Group Holdings PCL	85,600	106,411
	Eastern Power Group PCL	112,400	20,663
	Eastern Water Resources Development & Management PCL, Class F	91,200	27,759
*	Esso Thailand PCL	127,900	30,643
	Frasers Property Thailand PCL	79,285	29,150
*	G J Steel PCL	869,100	9,953
	GFPT PCL	94,100	32,896
	Global Green Chemicals PCL, Class F	42,800	16,252
	Hana Microelectronics PCL	29,600	71,363
	ICC International PCL	9,300	8,548
	Interlink Communication PCL	109,400	30,332
	IRPC PCL	1,123,900	145,642
*	Italian-Thai Development PCL	664,700	46,874
	JKN Global Media PCL	110,600	29,498
	KGI Securities Thailand PCL	307,100	61,082
*	Khon Kaen Sugar Industry PCL	125,300	14,576
	Kiatnakin Phatra Bank PCL	35,100	63,467
	Lalin Property PCL	79,100	22,169
	Land & Houses PCL	1,279,300	325,777
	LH Financial Group PCL	591,900	26,221
*	Loxley PCL	304,700	25,160
*	MBK PCL	11,252	4,747
	MC Group PCL	43,100	12,274
	MCS Steel PCL	107,500	46,975
*	MDX PCL	132,000	24,266
	Millcon Steel PCL	214,000	9,351
*	Nawarat Patanakarn PCL	444,400	14,062
	Noble Development PCL	116,100	22,917
*	Nusasiri PCL	1,661,900	19,032
	Origin Property PCL, Class F	71,000	24,178
	Polyplex Thailand PCL	55,700	40,958

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Praram 9 Hospital PCL	73,500	$25,030
	Prima Marine PCL	103,800	20,333
	Pruksa Holding PCL	134,700	56,019
	Quality Houses PCL	714,350	49,514
	Rojana Industrial Park PCL	217,500	45,227
	Saha Pathana Inter-Holding PCL	13,500	26,851
	Saha Pathanapibul PCL	16,100	29,233
	Saha-Union PCL	21,500	21,382
*	Samart Corp. PCL	89,100	16,916
	Sansiri PCL	1,986,600	75,435
	SC Asset Corp. PCL	297,500	32,097
*	Seafresh Industry PCL	168,000	19,340
	Siamgas & Petrochemicals PCL	137,400	59,627
	Sino-Thai Engineering & Construction PCL	207,400	86,254
	SNC Former PCL	24,100	10,241
	Somboon Advance Technology PCL	53,100	32,805
	SPCG PCL	74,000	39,696
	Sri Trang Agro-Industry PCL	140,101	137,219
*	STP & I PCL	174,900	22,981
	Supalai PCL	270,000	190,402
	Super Energy Corp. PCL	2,236,200	65,369
*	Tata Steel Thailand PCL	557,900	27,910
	Thai Oil PCL	11,800	19,825
	Thai Rayon PCL	1,800	2,780
	Thai Rayon PCL	11,300	17,453
	Thai Reinsurance PCL	381,800	14,958
	Thai Stanley Electric PCL	4,800	25,532
	Thai Union Group PCL, Class F	480,500	302,643
	Thaicom PCL	118,200	38,827
	Thaifoods Group PCL	73,800	9,741
	Thoresen Thai Agencies PCL	239,200	83,620
	Tipco Asphalt PCL	71,300	39,322
	TIPCO Foods PCL	88,100	24,426
	Tisco Financial Group PCL	33,500	93,133
	TKS Technologies PCL	47,500	17,607
	TMBThanachart Bank PCL	762,109	26,642
	TMT Steel PCL	57,900	18,845
	TPI Polene PCL	1,283,800	66,158
	TPI Polene Power PCL	312,601	39,944
*	U City PCL, Class F	1,041,600	56,188
*	Unique Engineering & Construction PCL	49,200	9,934
	Univanich Palm Oil PCL	72,000	18,226
	Univentures PCL	246,400	30,296
	Vanachai Group PCL	55,000	15,580
	Vinythai PCL	48,600	55,656
	WHA Corp. PCL	1,213,300	123,588
	Workpoint Entertainment PCL	22,300	15,188

TOTAL THAILAND			4,901,616

TURKEY — (0.6%)
	Aksa Akrilik Kimya Sanayii AS	22,276	54,713
*	Aksa Enerji Uretim AS, Class B	68,524	54,136
	Aksigorta AS	10,457	7,644
	Alarko Holding AS	45,997	45,490
*	Albaraka Turk Katilim Bankasi AS	217,318	40,152
	Arcelik AS	10,445	36,645
	Aygaz AS	11,967	22,717
*	Bera Holding AS	52,637	52,143
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	20,558

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Cimsa Cimento Sanayi VE Ticaret AS	9,985	$32,486
	Coca-Cola Icecek AS	11,723	103,560
	Dogan Sirketler Grubu Holding AS	143,300	39,967
	Eczacibasi Yatirim Holding Ortakligi AS	2,797	10,892
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	22,452	14,047
*	Global Yatirim Holding AS	66,232	12,828
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	35,285	24,859
*	GSD Holding AS	115,760	31,439
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	26,894
*	Is Finansal Kiralama AS	66,301	21,205
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	50,054
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	112,758
*	Kordsa Teknik Tekstil AS	8,668	24,899
*	Koza Anadolu Metal Madencilik Isletmeleri AS	15,219	26,550
*	NET Holding AS	83,578	37,226
*	Pegasus Hava Tasimaciligi AS	3,703	30,794
*	Petkim Petrokimya Holding AS	129,428	87,993
#*	Sekerbank Turk AS	259,133	27,123
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	24,382
*	TAV Havalimanlari Holding AS	28,012	77,278
#	Turkiye Sinai Kalkinma Bankasi AS	279,313	37,769
	Turkiye Sise ve Cam Fabrikalari AS	52,390	47,126
	Ulker Biskuvi Sanayi AS	26,320	55,297
	Vestel Elektronik Sanayi ve Ticaret AS	15,167	40,335
*	Zorlu Enerji Elektrik Uretim AS	116,730	19,856

TOTAL TURKEY			1,351,815

UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi National Insurance Co. PSC	16,464	25,049
*	Air Arabia PJSC	176,758	67,030
*	Ajman Bank PJSC	143,510	27,262
	Aldar Properties PJSC	432,812	476,219
*	Amanat Holdings PJSC	74,365	22,864
*	Bank of Sharjah	63,601	11,625
*	DAMAC Properties Dubai Co. PJSC	192,582	65,672
	Dana Gas PJSC	246,631	69,446
*	Deyaar Development PJSC	187,398	15,186
*	Dubai Financial Market PJSC	268,997	74,713
	Dubai Investments PJSC	324,853	150,688
*	Emaar Development PJSC	117,507	125,362
	Emaar Properties PJSC	564,538	618,017
*	Eshraq Investments PJSC	192,639	16,953
*	Manazel PJSC	121,221	18,168
	National Bank of Ras Al-Khaimah PSC	89,006	96,822
	Orascom Construction PLC	3,812	17,497
*	RAK Properties PJSC	262,778	52,498
	Ras Al Khaimah Ceramics	55,920	41,835
	SHUAA Capital PSC	158,494	28,902
*	Union Properties PJSC	208,272	14,930

TOTAL UNITED ARAB EMIRATES			2,036,738

TOTAL COMMON STOCKS			231,635,492

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	15,435	41,543
	Banco Pan SA	5,500	12,951
*	Braskem SA Class A	7,000	67,547

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Cia Ferro Ligas da Bahia—FERBASA	9,800	$82,306
Eucatex SA Industria e Comercio	6,900	9,732
Gerdau SA	158,000	753,074
Marcopolo SA	102,594	47,081
Randon SA Implementos e Participacoes	40,000	72,008
Schulz SA	7,600	11,110
Unipar Carbocloro SA Class B	11,493	152,058
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	81,000	190,164

TOTAL BRAZIL		1,439,574

COLOMBIA — (0.0%)
Grupo de Inversiones Suramericana SA	14,666	73,569

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	21,128	18,457

SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	229	31,128

THAILAND — (0.1%)
* U City PCL	3,124,800	108,296

TOTAL PREFERRED STOCKS		1,671,024

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Ultrapar Participacoes SA Rights 11/03/21	5,646	0

SOUTH KOREA — (0.0%)
* Dong Bang Transport Logistics Rights 12/07/21	528	343

TAIWAN — (0.0%)
* Eva Airways Corp. Rights Exp 10/01/21	8,868	0
* Ta Ya Electric Wire & Cable Rights 11/10/21	4,365	589

TOTAL TAIWAN		589

THAILAND — (0.0%)
* Banpu PCL 10/01/22	204,000	31,661
* Banpu PCL 10/01/23	204,000	20,780
* BTS W7 Warrants 07/11/24	47,410	0
* BTS W8 Warrants 07/22/22	94,820	0
* MBK PCL Warrants 10/27/22	450	149

TOTAL THAILAND		52,590

TOTAL RIGHTS/WARRANTS		53,522

TOTAL INVESTMENT SECURITIES (Cost $185,842,031)		233,360,038

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	265,309	3,069,622

TOTAL INVESTMENTS — (100.0%) (Cost $188,911,449)		$236,429,660

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2021, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	12/17/21	$1,555,098	$1,608,950	$53,852

Total Futures Contracts			$1,555,098	$1,608,950	$53,852

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,693,992	—	—	$5,693,992
Chile	—	$680,494	—	680,494
China	4,693,278	54,051,577	$926,350	59,671,205
Colombia	270,047	—	—	270,047
Greece	—	765,948	—	765,948
Hong Kong	152,642	540,753	—	693,395
India	66,956	35,532,385	—	35,599,341
Indonesia	—	4,376,392	17,458	4,393,850
Malaysia	—	4,248,060	—	4,248,060
Mexico	4,399,671	219,357	—	4,619,028
Philippines	—	1,443,052	—	1,443,052
Poland	—	3,074,860	—	3,074,860
Qatar	—	1,892,996	—	1,892,996
Russia	1,592,248	226,648	—	1,818,896
Saudi Arabia	12,592	7,904,012	—	7,916,604
South Africa	171,056	8,639,517	—	8,810,573
South Korea	—	39,535,609	7,678	39,543,287
Taiwan	—	42,205,746	3,949	42,209,695
Thailand	4,901,616	—	—	4,901,616
Turkey	—	1,351,815	—	1,351,815
United Arab Emirates	17,497	2,019,241	—	2,036,738
Preferred Stocks
Brazil	1,439,574	—	—	1,439,574
Colombia	73,569	—	—	73,569
Philippines	—	18,457	—	18,457
South Korea	—	31,128	—	31,128
Thailand	108,296	—	—	108,296
Rights/Warrants
South Korea	—	343	—	343
Taiwan	—	589	—	589
Thailand	—	52,590	—	52,590
Securities Lending Collateral	—	3,069,622	—	3,069,622
Futures Contracts**	53,852	—	—	53,852

TOTAL	$23,646,886	$211,881,191	$955,435^	$236,483,512

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (9.6%)
	Activision Blizzard, Inc.	914,042	$71,468,944
	AT&T, Inc.	22,876,258	577,854,277
# *	Charter Communications, Inc., Class A	391,280	264,070,959
	Comcast Corp., Class A	14,284,552	734,654,509
# *	Discovery, Inc., Class A	1,025,284	24,032,657
*	Discovery, Inc., Class C	1,512,068	34,112,254
*	DISH Network Corp., Class A	655,458	26,919,660
	Electronic Arts, Inc.	14,138	1,982,854
	Fox Corp., Class A	1,012,263	40,227,332
	Fox Corp., Class B	398,625	14,733,180
	Interpublic Group of Cos., Inc.	846,787	30,967,001
*	Liberty Broadband Corp., Class A	27,366	4,399,632
*	Liberty Broadband Corp., Class C	255,397	41,489,243
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,048,504
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	4,383,760
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	7,821,732
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	17,682,009
#	Lumen Technologies, Inc.	6,413,688	76,066,340
# *	Madison Square Garden Entertainment Corp.	8,266	582,505
	News Corp., Class A	579,629	13,273,504
	News Corp., Class B	64,856	1,463,151
	Omnicom Group, Inc.	59,952	4,081,532
*	T-Mobile U.S., Inc.	1,375,885	158,268,052
	Verizon Communications, Inc.	5,468,340	289,767,337
	ViacomCBS, Inc., Class A	2,909	113,247
	ViacomCBS, Inc., Class B	1,966,931	71,242,241
*	Walt Disney Co.	2,075,362	350,881,453
# *	Zillow Group, Inc., Class C	6,600	683,958
*	Zynga, Inc., Class A	10,500	77,490

TOTAL COMMUNICATION SERVICES			2,865,349,317

CONSUMER DISCRETIONARY — (7.0%)
	Advance Auto Parts, Inc.	260,851	58,827,117
*	Aptiv PLC	179,618	31,054,156
	Aramark	912,981	33,305,547
	Autoliv, Inc.	417,162	40,402,140
# *	AutoNation, Inc.	16,300	1,974,256
	BorgWarner, Inc.	1,106,571	49,873,155
*	Capri Holdings Ltd.	28,630	1,524,261
*	CarMax, Inc.	348,626	47,733,872
# *	Carnival Corp.	1,380,879	30,600,279
*	Dollar Tree, Inc.	491,742	52,990,118
	DR Horton, Inc.	2,991,530	267,053,883
*	Ford Motor Co.	7,664,173	130,904,075
#	Gap, Inc.	942,706	21,389,999
	Garmin Ltd.	539,512	77,473,923
*	General Motors Co.	5,294,855	288,198,958
	Gentex Corp.	1,383,656	48,967,586
	Genuine Parts Co.	7,025	921,048
	Hasbro, Inc.	36,378	3,483,557
*	Hyatt Hotels Corp., Class A	135,848	11,574,250
	Kohl’s Corp.	522,185	25,341,638
	Lear Corp.	354,145	60,859,818
	Lennar Corp., Class A	1,101,303	110,053,209
	Lennar Corp., Class B	37,985	3,117,809

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc., Class A	108,700	$34,699,214
*	LKQ Corp.	1,704,698	93,894,766
	MGM Resorts International	1,571,958	74,133,539
*	Mohawk Industries, Inc.	538,637	95,451,863
	Newell Brands, Inc.	423,698	9,698,447
# *	Norwegian Cruise Line Holdings Ltd.	89,903	2,312,305
	PulteGroup, Inc.	2,382,974	114,573,390
*	PVH Corp.	289,789	31,682,631
	Qurate Retail, Inc., Class A	63,525	663,201
	Ralph Lauren Corp.	234,179	29,780,543
# *	Royal Caribbean Cruises Ltd.	599,907	50,650,148
	Tapestry, Inc.	359,369	14,008,204
	Target Corp.	118,528	30,772,239
	Toll Brothers, Inc.	163,928	9,863,548
# *	Veoneer, Inc.	289,615	10,194,448
#	Whirlpool Corp.	492,212	103,773,056

TOTAL CONSUMER DISCRETIONARY			2,103,776,196

CONSUMER STAPLES — (5.9%)
	Archer-Daniels-Midland Co.	1,132,777	72,769,594
	Bunge Ltd.	586,403	54,324,374
	Campbell Soup Co.	75,842	3,029,888
	Conagra Brands, Inc.	713,685	22,980,657
	Constellation Brands, Inc., Class A	399,835	86,688,226
*	Darling Ingredients, Inc.	496,900	41,997,988
	General Mills, Inc.	1,780,895	110,059,311
#	Hormel Foods Corp.	211,849	8,965,450
	Ingredion, Inc.	10,380	988,487
	J M Smucker Co.	730,185	89,710,529
	Keurig Dr Pepper, Inc.	148,700	5,366,583
	Kraft Heinz Co.	998,622	35,840,544
	Kroger Co.	3,332,236	133,356,085
	McCormick & Co., Inc.	34,185	2,742,663
	Molson Coors Beverage Co., Class B	452,391	19,945,919
	Mondelez International, Inc., Class A	3,446,636	209,348,671
*	Pilgrim’s Pride Corp.	6,211	174,902
*	Post Holdings, Inc.	242,049	24,563,132
	Seaboard Corp.	13	50,050
	Tyson Foods, Inc., Class A	1,703,838	136,255,925
*	U.S. Foods Holding Corp.	1,048,790	36,361,549
	Walgreens Boots Alliance, Inc.	2,964,353	139,383,878
	Walmart, Inc.	3,574,592	534,115,537

TOTAL CONSUMER STAPLES			1,769,019,942

ENERGY — (7.8%)
	Baker Hughes Co.	835,609	20,957,074
	Cabot Oil & Gas Corp.	79,737	1,699,993
	Chevron Corp.	2,479,971	283,931,880
	ConocoPhillips	5,239,620	390,299,294
#	Continental Resources, Inc.	7,637	372,762
	Devon Energy Corp.	448,267	17,966,541
	Diamondback Energy, Inc.	4,467	478,818
	EOG Resources, Inc.	1,171,923	108,356,000
	Exxon Mobil Corp.	6,882,535	443,717,031
	Halliburton Co.	1,689,840	42,229,102
	Hess Corp.	1,051,133	86,792,052
	HollyFrontier Corp.	392	13,250
	Kinder Morgan, Inc.	4,353,789	72,925,966

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	57,701	$941,680
	Marathon Petroleum Corp.	2,499,258	164,776,080
*	NOV, Inc.	23,459	328,895
	Occidental Petroleum Corp.	3,930,559	131,791,643
	ONEOK, Inc.	977,512	62,189,313
	Phillips 66	938,504	70,181,329
	Pioneer Natural Resources Co.	483,420	90,389,872
	Schlumberger NV	4,645,370	149,859,636
	Targa Resources Corp.	438,261	23,959,729
	Valero Energy Corp.	1,099,754	85,043,977
	Williams Cos., Inc.	3,362,733	94,459,170

TOTAL ENERGY			2,343,661,087

FINANCIALS — (21.7%)
	Aflac, Inc.	1,552,844	83,341,137
*	Alleghany Corp.	33,373	21,738,505
	Allstate Corp.	789,514	97,639,196
	Ally Financial, Inc.	3,002,913	143,359,067
	American Financial Group, Inc.	352,608	47,968,792
	American International Group, Inc.	1,394,312	82,389,896
*	Arch Capital Group Ltd.	522,976	21,870,856
	Assurant, Inc.	225,564	36,385,729
*	Athene Holding Ltd., Class A	122,622	10,669,340
	Axis Capital Holdings Ltd.	60,236	3,136,489
	Bank of America Corp.	9,081,247	433,901,934
	Bank of New York Mellon Corp.	2,654,900	157,170,080
*	Berkshire Hathaway, Inc., Class B	1,932,050	554,517,671
	BOK Financial Corp.	6,114	618,553
	Capital One Financial Corp.	1,585,334	239,432,994
	Charles Schwab Corp.	3,700	303,511
	Chubb Ltd.	588,566	114,994,025
	Citigroup, Inc.	5,054,796	349,589,691
	Citizens Financial Group, Inc.	925,776	43,863,267
	CNA Financial Corp.	188,355	8,449,605
	Comerica, Inc.	155,103	13,197,714
	East West Bancorp, Inc.	105,524	8,387,048
	Equitable Holdings, Inc.	1,600	53,600
	Everest Re Group Ltd.	105,228	27,517,122
	Fifth Third Bancorp	4,368,319	190,152,926
	First Horizon Corp.	75,600	1,282,932
	Franklin Resources, Inc.	55,372	1,743,664
	Goldman Sachs Group, Inc.	1,096,257	453,137,831
	Hartford Financial Services Group, Inc.	2,301,121	167,820,755
	Huntington Bancshares, Inc.	4,897,331	77,083,990
	Invesco Ltd.	245,316	6,233,480
	Jefferies Financial Group, Inc.	303,442	13,048,006
	JPMorgan Chase & Co.	5,030,448	854,622,811
	KeyCorp.	3,705,439	86,225,566
	Lincoln National Corp.	542,046	39,108,619
	Loews Corp.	912,236	51,149,073
	M&T Bank Corp.	167,424	24,631,419
*	Markel Corp.	1,271	1,668,988
	MetLife, Inc.	992,550	62,332,140
	Morgan Stanley	4,295,101	441,450,481
	Northern Trust Corp.	7,507	923,661
	Old Republic International Corp.	789,063	20,381,497
	People’s United Financial, Inc.	396,896	6,802,797
	PNC Financial Services Group, Inc.	1,142,434	241,087,847
	Principal Financial Group, Inc.	1,679,227	112,659,339

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	10,200	$768,162
	Prudential Financial, Inc.	735,801	80,974,900
	Raymond James Financial, Inc.	2,229	219,757
	Regions Financial Corp.	5,577,353	132,071,719
	Reinsurance Group of America, Inc.	171,654	20,268,904
	RenaissanceRe Holdings Ltd.	59,524	8,440,503
	Santander Consumer USA Holdings, Inc.	811,033	33,820,076
	Signature Bank	400	119,128
	State Street Corp.	481,912	47,492,428
	Synchrony Financial	1,171,756	54,428,066
	Synovus Financial Corp.	22,362	1,041,846
	Travelers Cos., Inc.	1,136,535	182,845,751
	Truist Financial Corp.	2,893,413	183,644,923
	U.S. Bancorp	677,224	40,884,013
	Unum Group	30,296	771,639
#	Voya Financial, Inc.	140,636	9,812,174
	Wells Fargo & Co.	5,521,821	282,496,362
	WR Berkley Corp.	260,023	20,697,831
	Zions Bancorp NA	744,970	46,925,660

TOTAL FINANCIALS			6,501,767,486

HEALTH CARE — (15.7%)
	Abbott Laboratories	290,207	37,404,780
	AbbVie, Inc.	6,916	793,058
	Anthem, Inc.	803,952	349,823,634
	Baxter International, Inc.	660,698	52,168,714
	Becton Dickinson & Co.	159,545	38,225,387
*	Biogen, Inc.	450,922	120,251,879
*	Bio-Rad Laboratories, Inc., Class A	28,609	22,735,000
*	Boston Scientific Corp.	50,481	2,177,245
	Bristol-Myers Squibb Co.	4,416,689	257,934,638
*	Catalent, Inc.	24,420	3,366,541
*	Centene Corp.	1,396,759	99,505,111
	Cerner Corp.	214,084	15,904,300
*	Change Healthcare, Inc.	290,410	6,252,527
	Cigna Corp.	1,075,436	229,723,884
	Cooper Cos., Inc.	6,954	2,899,262
	CVS Health Corp.	4,791,977	427,827,707
	Danaher Corp.	975,010	303,978,868
*	DaVita, Inc.	437,096	45,125,791
	DENTSPLY SIRONA, Inc.	322,766	18,465,443
*	Elanco Animal Health, Inc.	80,232	2,638,028
*	Envista Holdings Corp.	11,130	435,183
	Gilead Sciences, Inc.	2,017,924	130,922,909
*	Henry Schein, Inc.	212,926	16,256,900
*	Hologic, Inc.	58,398	4,281,157
	Humana, Inc.	517,327	239,605,173
*	IQVIA Holdings, Inc.	144,920	37,884,986
*	Jazz Pharmaceuticals PLC	216,185	28,761,252
*	Laboratory Corp. of America Holdings	758,731	217,770,972
	McKesson Corp.	123,372	25,646,571
	Medtronic PLC.	1,794,733	215,116,697
	PerkinElmer, Inc.	121,202	21,439,422
	Perrigo Co. PLC	16,298	735,855
	Pfizer, Inc.	17,597,787	769,727,203
	Quest Diagnostics, Inc.	971,775	142,637,134
*	Regeneron Pharmaceuticals, Inc.	115,450	73,881,073
	STERIS PLC	209,232	48,905,888
*	Syneos Health, Inc.	13,905	1,297,893

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Teleflex, Inc.	400	$142,776
	Thermo Fisher Scientific, Inc.	758,947	480,466,577
*	United Therapeutics Corp.	40,188	7,666,263
	UnitedHealth Group, Inc.	5,974	2,750,848
	Universal Health Services, Inc., Class B	541,236	67,167,388
*	Vertex Pharmaceuticals, Inc.	78,678	14,549,923
	Viatris, Inc.	3,416,293	45,607,512
	Zimmer Biomet Holdings, Inc.	367,080	52,536,490

TOTAL HEALTH CARE			4,683,395,842

INDUSTRIALS — (13.6%)
*	AECOM	555,241	37,961,827
	AGCO Corp.	370,490	45,277,583
*	Alaska Air Group, Inc.	277,035	14,627,448
	AMERCO	84,561	62,320,611
	AMETEK, Inc.	167,329	22,154,360
	Arcosa, Inc.	75,409	3,900,908
*	Builders FirstSource, Inc.	591,900	34,490,013
*	CACI International, Inc., Class A	2,200	632,808
	Carlisle Cos., Inc.	344,730	76,847,212
	Carrier Global Corp.	2,108,684	110,136,565
	CSX Corp.	1,802,425	65,193,712
	Cummins, Inc.	513,903	123,254,495
	Deere & Co.	1,688	577,819
*	Delta Air Lines, Inc.	270,717	10,593,156
	Dover Corp.	414,398	70,066,414
	Eaton Corp. PLC	1,110,312	182,935,005
	Emerson Electric Co.	244,394	23,708,662
	FedEx Corp.	1,020,334	240,319,267
*	Fluor Corp.	363	7,057
	Fortive Corp.	270,555	20,483,719
	Fortune Brands Home & Security, Inc.	521,389	52,868,845
	General Dynamics Corp.	429,452	87,071,393
	General Electric Co.	705,939	74,031,823
*	GXO Logistics, Inc.	844,422	74,984,674
	Howmet Aerospace, Inc.	1,598,924	47,472,053
	Hubbell, Inc.	31,189	6,218,151
	Huntington Ingalls Industries, Inc.	720	145,966
*	Ingersoll Rand, Inc.	798,380	42,920,909
	Jacobs Engineering Group, Inc.	344,319	48,349,274
# *	JetBlue Airways Corp.	345,167	4,842,693
	Johnson Controls International PLC	1,549,925	113,717,997
	Kansas City Southern	679,296	210,751,584
	L3Harris Technologies, Inc.	109,489	25,241,594
	Leidos Holdings, Inc.	736,625	73,647,767
	ManpowerGroup, Inc.	148,673	14,369,245
*	MasTec, Inc.	13,315	1,186,766
*	Middleby Corp.	58,200	10,618,008
	Nielsen Holdings PLC	1,024,597	20,748,089
	Norfolk Southern Corp.	802,832	235,269,918
	Northrop Grumman Corp.	40,280	14,388,822
	nVent Electric PLC	13,164	466,664
	Oshkosh Corp.	194,784	20,841,888
	Otis Worldwide Corp.	1,228,006	98,621,162
	Owens Corning	522,134	48,772,537
	PACCAR, Inc.	962,001	86,214,530
	Parker-Hannifin Corp.	386,272	114,564,412
	Pentair PLC	1,022,156	75,608,879
	Quanta Services, Inc.	681,204	82,616,421

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Raytheon Technologies Corp.	2,028,378	$180,241,669
	Republic Services, Inc.	1,835,706	247,086,028
	Roper Technologies, Inc.	9,729	4,746,487
*	Sensata Technologies Holding PLC	672,107	37,033,096
	Snap-on, Inc.	314,577	63,931,484
*	Southwest Airlines Co.	1,349,865	63,821,617
	Stanley Black & Decker, Inc.	768,993	138,211,112
	Textron, Inc.	1,834,221	135,457,221
	Trane Technologies PLC	750,431	135,775,481
*	United Airlines Holdings, Inc.	833,721	38,467,887
*	United Rentals, Inc.	245,930	93,234,522
	Westinghouse Air Brake Technologies Corp.	314,577	28,541,571
*	XPO Logistics, Inc.	844,422	72,451,408

TOTAL INDUSTRIALS			4,071,040,288

INFORMATION TECHNOLOGY — (9.2%)
*	Akamai Technologies, Inc.	143,163	15,097,970
	Amdocs Ltd.	720,716	56,100,533
	Analog Devices, Inc.	608,583	105,583,065
*	Arrow Electronics, Inc.	474,688	54,945,136
	Avnet, Inc.	5,178	197,334
# *	Cerence, Inc.	658	69,175
*	Ciena Corp.	76,500	4,153,185
	Cognizant Technology Solutions Corp., Class A	1,483,782	115,868,536
	Concentrix Corp.	94,091	16,718,089
	Corning, Inc.	4,000,592	142,301,057
	Dolby Laboratories, Inc., Class A	16,857	1,489,316
*	DXC Technology Co.	784,579	25,553,738
*	F5 Networks, Inc.	108	22,804
	Fidelity National Information Services, Inc.	826,110	91,483,421
# *	First Solar, Inc.	1,083	129,516
*	Fiserv, Inc.	500,034	49,248,349
*	Flex Ltd.	1,342,960	22,696,024
	Global Payments, Inc.	246,990	35,317,100
	Hewlett Packard Enterprise Co.	8,061,105	118,095,188
	HP, Inc.	9,358,742	283,850,645
	Intel Corp.	12,800,223	627,210,927
	International Business Machines Corp.	472,514	59,111,501
*	IPG Photonics Corp.	3,170	504,062
	Jabil, Inc.	219,735	13,175,311
	Juniper Networks, Inc.	1,212,705	35,799,052
	Lam Research Corp.	19,375	10,919,169
	Marvell Technology, Inc.	1,148,850	78,696,225
	Microchip Technology, Inc.	2,564	189,967
	Micron Technology, Inc.	4,258,919	294,291,303
	MKS Instruments, Inc.	1,502	225,375
*	Nuance Communications, Inc.	4,368	240,458
*	ON Semiconductor Corp.	2,363,988	113,636,903
*	Qorvo, Inc.	523,064	87,995,057
	Skyworks Solutions, Inc.	274,655	45,903,090
	SS&C Technologies Holdings, Inc.	361,929	28,762,498
	SYNNEX Corp.	94,091	9,879,555
	TE Connectivity Ltd.	987,862	144,227,852
*	Teledyne Technologies, Inc.	629	282,559
	Vontier Corp.	23,227	785,769
*	Western Digital Corp.	1,180,996	61,754,281
	Xerox Holdings Corp.	31,592	562,338

TOTAL INFORMATION TECHNOLOGY			2,753,073,433

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (7.4%)
	Air Products & Chemicals, Inc.	379,320	$113,723,929
	Albemarle Corp.	500,961	125,475,702
	Alcoa Corp.	535	24,583
	Amcor PLC	1,181,325	14,258,593
*	Arconic Corp.	223,306	6,569,663
	Ball Corp.	644	58,913
	Celanese Corp., Class A	78,858	12,736,356
	CF Industries Holdings, Inc.	1,280,508	72,732,854
# *	Cleveland-Cliffs, Inc.	19,366	466,914
	Corteva, Inc.	1,073,383	46,316,476
	Dow, Inc.	2,444,152	136,799,187
	DuPont de Nemours, Inc.	557,162	38,778,475
	Eastman Chemical Co.	863,487	89,828,553
	FMC Corp.	1,803	164,091
	Freeport-McMoRan, Inc.	5,290,412	199,554,341
	Huntsman Corp.	8,221	267,840
	International Flavors & Fragrances, Inc.	429,686	63,357,201
	International Paper Co.	2,105,441	104,577,254
*	Linde PLC	736,764	235,175,069
	LyondellBasell Industries NV, Class A	981,375	91,091,228
	Martin Marietta Materials, Inc.	263,699	103,591,515
	Mosaic Co.	660,597	27,461,017
	Newmont Corp.	1,820,613	98,313,102
	Nucor Corp.	2,025,072	226,099,289
	Packaging Corp. of America	118,549	16,285,076
	PPG Industries, Inc.	2,452	393,718
	Reliance Steel & Aluminum Co.	435,518	63,655,311
	Royal Gold, Inc.	87,093	8,623,949
	Sonoco Products Co.	136,082	7,885,952
	Steel Dynamics, Inc.	1,692,329	111,829,100
*	Sylvamo Corp.	191,403	5,389,908
	Valvoline, Inc.	796,275	27,041,499
	Vulcan Materials Co.	533,578	101,443,849
	Westlake Chemical Corp.	372,164	36,226,444
	WestRock Co.	694,588	33,409,683

	TOTAL MATERIALS		2,219,606,634

	REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	868,711	90,415,441
*	Howard Hughes Corp.	4,513	393,218
*	Jones Lang LaSalle, Inc.	218,089	56,317,122

	TOTAL REAL ESTATE		147,125,781

	UTILITIES — (0.2%)
	MDU Resources Group, Inc.	20,335	624,895
	NRG Energy, Inc.	1,169,432	46,648,642
	Vistra Corp.	1,084,247	21,240,399

	TOTAL UTILITIES		68,513,936

	TOTAL COMMON STOCKS Cost ($16,670,232,267)		29,526,329,942

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	252,244,635	252,244,635

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	13,464,092	$155,779,548

TOTAL INVESTMENTS — (100.0%)
(Cost $17,078,248,214)			$29,934,354,125

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2021, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	938	12/17/21	$206,938,892	$215,599,300	$8,660,408

Total Futures Contracts			$206,938,892	$215,599,300	$8,660,408

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,865,349,317	—	—	$2,865,349,317
Consumer Discretionary	2,103,776,196	—	—	2,103,776,196
Consumer Staples	1,769,019,942	—	—	1,769,019,942
Energy	2,343,661,087	—	—	2,343,661,087
Financials	6,501,767,486	—	—	6,501,767,486
Health Care	4,683,395,842	—	—	4,683,395,842
Industrials	4,071,040,288	—	—	4,071,040,288
Information Technology	2,753,073,433	—	—	2,753,073,433
Materials	2,219,606,634	—	—	2,219,606,634
Real Estate	147,125,781	—	—	147,125,781
Utilities	68,513,936	—	—	68,513,936
Temporary Cash Investments	252,244,635	—	—	252,244,635
Securities Lending Collateral	—	$155,779,548	—	155,779,548
Futures Contracts**	8,660,408	—	—	8,660,408

TOTAL	$29,787,234,985	$155,779,548	—	$29,943,014,533

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
	Accrete, Inc.	20,600	$335,280
#	Adways, Inc.	94,000	672,542
#	Aeria, Inc.	15,800	60,337
	Akatsuki, Inc.	45,400	1,238,593
*	Allied Architects, Inc.	13,500	82,542
# *	AlphaPolis Co. Ltd.	10,700	291,469
	Amuse, Inc.	30,300	589,624
	ARTERIA Networks Corp.	49,900	704,095
	Asahi Broadcasting Group Holdings Corp.	57,600	363,161
#	Asahi Net, Inc.	109,100	689,317
*	Atrae, Inc.	93,600	1,994,382
	Avex, Inc.	234,900	3,207,280
# *	Bengo4.com, Inc.	44,400	2,670,039
# *	Broadmedia Corp.	5,519	48,988
	Broccoli Co. Ltd.	4,400	50,698
*	CareerIndex, Inc.	6,500	58,543
	Carta Holdings, Inc.	28,300	608,267
#	Ceres, Inc.	50,700	1,275,677
*	COLOPL, Inc.	86,300	623,491
*	COOKPAD, Inc.	183,200	383,065
	Daiichikosho Co. Ltd.	13,100	475,654
	DeNA Co. Ltd.	342,300	6,323,026
	Digital Holdings, Inc.	56,800	871,046
#	Dip Corp.	196,100	7,035,928
# *	Drecom Co. Ltd.	22,600	102,189
*	eBook Initiative Japan Co. Ltd.	21,100	883,793
#	Faith, Inc.	56,010	315,777
	FAN Communications, Inc.	189,000	749,344
	Fibergate, Inc.	19,700	236,864
*	FreakOut Holdings, Inc.	5,800	93,733
	Freebit Co. Ltd.	55,300	643,347
	Fuji Media Holdings, Inc.	116,600	1,208,616
# *	GA Technologies Co. Ltd.	2,400	24,927
	Gakken Holdings Co. Ltd.	132,500	1,297,053
	geechs, Inc.	8,300	106,701
	Gree, Inc.	596,700	5,032,481
#	Gumi, Inc.	182,400	1,458,204
	GungHo Online Entertainment, Inc.	273,700	5,134,850
*	Imagica Group, Inc.	112,500	574,243
	Imagineer Co. Ltd.	1,600	13,754
	Intage Holdings, Inc.	223,800	3,779,214
	Internet Initiative Japan, Inc.	71,200	2,491,166
#	IPS, Inc.	17,200	273,492
	ITmedia, Inc.	53,900	1,110,577
# *	Itokuro, Inc.	46,200	367,146
*	Jimoty, Inc.	1,000	38,296
	J-Stream, Inc.	19,000	167,889
	Kamakura Shinsho Ltd.	25,700	207,645
*	KLab, Inc.	217,400	1,212,177
	Legs Co. Ltd.	20,700	295,994
*	LIFULL Co. Ltd.	444,000	1,393,353
*	Link-U, Inc.	2,500	27,508
# *	Macbee Planet, Inc.	2,400	209,637
	Macromill, Inc.	234,500	1,652,643
	MarkLines Co. Ltd.	72,900	2,064,628

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Marvelous, Inc.	195,700	$1,242,299
#	Members Co. Ltd.	50,400	1,533,008
	Mixi, Inc.	259,600	5,948,555
*	Mobile Factory, Inc.	10,500	100,674
#	MTI Ltd.	133,200	853,143
*	Mynet, Inc.	3,500	20,972
*	NexTone, Inc.	26,300	853,130
	Okinawa Cellular Telephone Co.	82,400	3,712,633
#	Orchestra Holdings, Inc.	3,000	120,249
	Oricon, Inc.	25,600	226,113
# *	PR Times, Inc.	11,900	382,817
	Proto Corp.	160,300	1,979,865
#	Septeni Holdings Co. Ltd.	437,600	1,846,871
# *	Shobunsha Holdings, Inc.	214,700	928,025
	SKY Perfect JSAT Holdings, Inc.	930,500	3,489,628
	SoldOut, Inc.	6,300	84,818
	TBS Holdings, Inc.	26,400	417,583
	Tohokushinsha Film Corp.	94,800	531,638
# *	Tokyu Recreation Co. Ltd.	19,200	831,547
#	Tow Co. Ltd.	259,000	788,978
	Trenders, Inc.	2,800	24,031
	TV Asahi Holdings Corp.	98,500	1,494,751
	Tv Tokyo Holdings Corp.	75,900	1,439,227
	Usen-Next Holdings Co. Ltd.	73,500	2,163,680
	ValueCommerce Co. Ltd.	111,400	4,396,656
#	V-Cube, Inc.	80,700	1,220,304
	Vector, Inc.	207,600	2,355,584
	Wowow, Inc.	37,900	771,728
	Zenrin Co. Ltd.	229,350	2,114,685

TOTAL COMMUNICATION SERVICES			105,693,477

CONSUMER DISCRETIONARY — (14.2%)
	Adastria Co. Ltd.	160,640	2,979,905
#	Adventure, Inc.	8,800	650,726
#	Aeon Fantasy Co. Ltd.	48,932	811,084
#	Ahresty Corp.	152,700	570,473
*	Aigan Co. Ltd.	58,900	109,082
	Ainavo Holdings Co. Ltd.	5,600	48,834
	Aisan Industry Co. Ltd.	213,700	1,574,661
*	Akebono Brake Industry Co. Ltd.	578,900	1,170,146
#	Alleanza Holdings Co. Ltd.	80,800	830,319
	Alpen Co. Ltd.	104,100	2,539,252
	Alpha Corp.	38,400	415,541
	Amiyaki Tei Co. Ltd.	28,200	760,627
#	AOKI Holdings, Inc.	244,500	1,492,783
*	Aoyama Trading Co. Ltd.	249,400	1,714,927
	Arata Corp.	87,800	3,107,985
	Arcland Service Holdings Co. Ltd.	94,800	1,881,541
	Asahi Co. Ltd.	110,100	1,278,710
	Asante, Inc.	43,400	669,559
*	Ashimori Industry Co. Ltd.	29,499	255,312
	ASKUL Corp.	226,900	3,081,922
	Asti Corp.	19,400	308,705
#	Atom Corp.	229,100	1,545,426
*	Atsugi Co. Ltd.	103,500	579,361
	Aucnet, Inc.	61,600	1,275,861
	Autobacs Seven Co. Ltd.	438,800	5,675,199
	Avantia Co. Ltd.	74,800	565,041
	Baroque Japan Ltd.	90,200	685,409

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Beauty Garage, Inc.	20,100	$699,720
	Beenos, Inc.	12,600	366,437
#	Belluna Co. Ltd.	335,500	2,355,933
	Benesse Holdings, Inc.	257,900	5,900,281
#	Bic Camera, Inc.	414,800	3,577,458
#	Bike O & Co. Ltd.	33,600	346,640
#	Bookoff Group Holdings Ltd.	66,600	575,429
#	Can Do Co. Ltd.	65,100	1,459,764
	Central Automotive Products Ltd.	81,500	2,124,248
	Central Sports Co. Ltd.	45,800	975,440
#	Chieru Co. Ltd.	1,900	21,060
#	Chiyoda Co. Ltd.	110,800	743,361
	Chofu Seisakusho Co. Ltd.	128,100	2,314,599
	Chuo Spring Co. Ltd.	81,700	708,455
	Cleanup Corp.	139,400	680,088
	Colowide Co. Ltd.	8,100	117,097
#	Corona Corp., Class A	97,200	780,953
#	Create Restaurants Holdings, Inc.	558,900	3,842,505
*	CROOZ, Inc.	19,600	210,219
	Curves Holdings Co. Ltd.	157,000	1,223,198
	Daido Metal Co. Ltd.	256,600	1,376,995
*	Daidoh Ltd.	97,800	146,700
	Daikoku Denki Co. Ltd.	56,400	599,912
	Daikyonishikawa Corp.	255,500	1,535,383
#	Daimaruenawin Co. Ltd.	3,400	38,099
	Dainichi Co. Ltd.	67,100	464,324
	DCM Holdings Co. Ltd.	735,000	7,166,332
#	Diamond Electric Holdings Co. Ltd.	5,100	95,008
	Doshisha Co. Ltd.	156,400	2,450,565
	Doutor Nichires Holdings Co. Ltd.	186,086	2,669,276
	Dynic Corp.	36,400	242,386
	Eagle Industry Co. Ltd.	168,200	1,796,651
	EAT & Holdings Co. Ltd.	33,000	624,373
#	EDION Corp.	546,800	5,189,502
	Enigmo, Inc.	157,600	1,496,769
	ES-Con Japan Ltd.	11,800	84,787
	Eslead Corp.	47,700	706,262
	ESTELLE Holdings Co. Ltd.	12,600	71,369
#	Exedy Corp.	191,400	2,851,051
	FCC Co. Ltd.	231,100	3,199,533
	Felissimo Corp.	20,600	246,988
	Fields Corp.	23,100	105,393
	Fine Sinter Co. Ltd.	10,300	142,936
#	First Juken Co. Ltd.	46,400	497,700
	First-corp, Inc.	45,300	316,584
#	FJ Next Co. Ltd.	106,600	948,098
	Foster Electric Co. Ltd.	134,000	955,247
	F-Tech, Inc.	88,600	495,774
#	Fuji Corp.	72,800	766,529
	Fuji Corp. Ltd.	175,400	1,061,245
	Fuji Kyuko Co. Ltd.	14,900	600,275
	Fujibo Holdings, Inc.	66,200	2,401,013
	Fujikura Composites, Inc.	127,100	889,534
	Fujishoji Co. Ltd.	52,700	425,562
*	Fujita Kanko, Inc.	8,800	186,333
#	FuKoKu Co. Ltd.	66,400	577,197
#	Furukawa Battery Co. Ltd.	88,000	1,228,545
	Furyu Corp.	113,200	1,641,842
	Futaba Industrial Co. Ltd.	346,800	1,357,721

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Gakkyusha Co. Ltd.	49,300	$605,907
	Genki Sushi Co. Ltd.	29,900	707,813
	Geo Holdings Corp.	213,100	2,263,970
*	Gfoot Co. Ltd.	7,000	24,439
#	Gift, Inc.	20,300	502,688
#	GLOBERIDE, Inc.	106,198	3,842,820
# *	Gokurakuyu Holdings Co. Ltd.	24,900	65,075
	Golf Digest Online, Inc.	64,100	734,206
#	GSI Creos Corp.	63,184	548,786
	G-Tekt Corp.	145,100	1,808,956
	Gunze Ltd.	102,300	3,942,865
	H2O Retailing Corp.	542,045	4,328,867
#	Hagihara Industries, Inc.	79,000	1,041,201
*	Hakuyosha Co. Ltd.	12,400	215,076
#	Hamee Corp.	36,100	392,085
	Handsman Co. Ltd.	43,500	668,986
	Happinet Corp.	99,600	1,311,458
	Harada Industry Co. Ltd.	23,300	206,571
	Hard Off Corp. Co. Ltd.	58,800	399,014
	Haruyama Holdings, Inc.	54,800	277,615
	Heian Ceremony Service Co. Ltd.	8,300	65,246
	Heiwa Corp.	158,800	2,831,570
#	HI-LEX Corp.	119,400	1,909,327
	Himaraya Co. Ltd.	32,100	297,748
	Hinokiya Group Co. Ltd.	8,900	179,520
	H-One Co. Ltd.	136,000	899,073
	Honeys Holdings Co. Ltd.	118,640	1,095,641
	Hoosiers Holdings	227,700	1,404,682
*	Hotland Co. Ltd.	41,100	491,968
	House Do Co. Ltd.	57,400	476,913
	IBJ, Inc.	125,900	1,207,822
#	Ichibanya Co. Ltd.	95,758	3,871,397
	Ichikoh Industries Ltd.	186,900	927,210
	IDOM, Inc.	380,600	2,606,805
	IJTT Co. Ltd.	143,880	745,969
#	Imasen Electric Industrial	50,200	312,636
	Isetan Mitsukoshi Holdings Ltd.	88,800	649,212
* ††	Izuhakone Railway Co. Ltd.	300	0
#	Izumi Co. Ltd.	57,600	1,746,358
	J Front Retailing Co. Ltd.	651,400	6,037,769
#	Janome Sewing Machine Co. Ltd.	109,400	710,013
#	Japan Best Rescue System Co. Ltd.	114,400	1,154,288
	Japan Wool Textile Co. Ltd.	347,600	2,776,059
#	JFLA Holdings, Inc.	106,300	354,500
#	JINS Holdings, Inc.	82,900	5,241,457
# *	Joban Kosan Co. Ltd.	42,799	544,204
	Joshin Denki Co. Ltd.	109,800	2,285,422
	Joyful Honda Co. Ltd.	84,500	1,162,140
	JP-Holdings, Inc.	360,900	803,807
	JVCKenwood Corp.	1,051,800	1,814,586
# *	Kasai Kogyo Co. Ltd.	167,200	494,753
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	1,128,342
	Keiyo Co. Ltd.	245,000	1,784,309
	KeyHolder, Inc.	2,100	13,954
	KFC Holdings Japan Ltd.	84,900	2,152,819
#	King Co. Ltd.	54,100	256,446
# *	Kintetsu Department Store Co. Ltd.	53,900	1,205,753
	Ki-Star Real Estate Co. Ltd.	48,700	2,721,240
	Kohnan Shoji Co. Ltd.	152,700	4,775,438

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Kojima Co. Ltd.	197,700	$1,018,083
	Komatsu Matere Co. Ltd.	212,600	1,701,201
	KOMEDA Holdings Co. Ltd.	304,100	5,515,557
	Komehyo Holdings Co. Ltd.	42,400	694,341
	Komeri Co. Ltd.	206,400	4,766,453
#	Konaka Co. Ltd.	163,506	476,674
	K’s Holdings Corp.	523,200	5,400,843
#	KU Holdings Co. Ltd.	115,500	1,083,156
#	Kura Sushi, Inc.	38,600	1,248,930
	Kurabo Industries Ltd.	119,500	1,990,988
	KYB Corp.	131,300	3,513,697
	LEC, Inc.	156,800	1,433,727
	LITALICO, Inc.	101,600	3,067,775
#	Locondo, Inc.	20,800	241,846
	Look Holdings, Inc.	35,900	436,073
	Mamiya-Op Co. Ltd.	16,600	94,782
	Mars Group Holdings Corp.	83,200	1,209,514
	Maruzen CHI Holdings Co. Ltd.	106,300	349,224
	Matsuoka Corp.	10,200	122,487
	Matsuyafoods Holdings Co. Ltd.	56,700	1,813,417
	Media Do Co. Ltd.	54,200	2,036,537
	Meiko Network Japan Co. Ltd.	116,000	579,442
	Meiwa Estate Co. Ltd.	78,000	421,457
	Mikuni Corp.	154,900	428,233
*	Mitsuba Corp.	209,590	1,171,918
	Mizuno Corp.	118,000	2,746,240
	Monogatari Corp.	70,400	4,385,499
	Morito Co. Ltd.	107,800	645,740
	MrMax Holdings Ltd.	161,600	843,864
	Murakami Corp.	31,800	724,735
	Musashi Seimitsu Industry Co. Ltd.	302,800	5,699,030
#	Nafco Co. Ltd.	53,200	804,727
	Nagase Brothers, Inc.	200	9,595
	Nagawa Co. Ltd.	48,800	4,617,700
	Nakayamafuku Co. Ltd.	74,400	264,683
	New Art Holdings Co. Ltd.	28,734	313,393
	Nextage Co. Ltd.	292,600	5,362,409
	NHK Spring Co. Ltd.	790,956	5,966,798
	Nichirin Co. Ltd.	61,160	979,572
#	Nihon House Holdings Co. Ltd.	283,600	952,603
	Nihon Plast Co. Ltd.	107,800	594,655
	Nihon Tokushu Toryo Co. Ltd.	81,900	719,294
	Nikki Co. Ltd.	2,100	33,739
	Nippon Felt Co. Ltd.	84,000	327,711
	Nippon Piston Ring Co. Ltd.	49,800	581,598
	Nippon Seiki Co. Ltd.	303,200	3,050,380
	Nishikawa Rubber Co. Ltd.	36,700	558,387
#	Nishimatsuya Chain Co. Ltd.	267,200	3,409,285
	Nissan Shatai Co. Ltd.	495,000	3,510,844
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	364,069
	Nittan Valve Co. Ltd.	93,500	298,002
	Nojima Corp.	201,000	4,408,137
	NOK Corp.	235,800	2,737,110
	Ohashi Technica, Inc.	68,600	879,546
	Ohsho Food Service Corp.	86,600	4,547,585
*	Oisix ra daichi, Inc.	130,200	5,453,252
	Onward Holdings Co. Ltd.	688,200	2,035,407
	Ozu Corp.	22,200	374,500
	Pacific Industrial Co. Ltd.	283,500	2,887,597

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	PAL GROUP Holdings Co. Ltd.	139,800	$2,021,981
	PAPYLESS Co. Ltd.	33,900	410,316
	Paris Miki Holdings, Inc.	131,400	300,235
	PC Depot Corp.	183,381	738,626
	People Co. Ltd.	14,600	130,780
	Piolax, Inc.	196,900	2,832,486
	Plenus Co. Ltd.	65,300	1,111,644
*	Premium Water Holdings, Inc.	8,100	224,303
	Press Kogyo Co. Ltd.	629,500	1,834,205
#	Pressance Corp.	109,900	1,821,481
*	QB Net Holdings Co. Ltd.	41,800	702,672
#	Raccoon Holdings, Inc.	111,700	1,563,224
*	Regal Corp.	1,500	25,230
#	Renaissance, Inc.	36,200	388,057
	Resorttrust, Inc.	523,464	9,276,381
	Rhythm Co. Ltd.	43,600	535,213
	Riberesute Corp.	46,100	337,211
	Ride On Express Holdings Co. Ltd.	46,900	585,969
*	Right On Co. Ltd.	100,725	633,249
	Riken Corp.	59,500	1,403,707
	Riso Kyoiku Co. Ltd.	671,200	2,803,909
#	Rock Field Co. Ltd.	94,800	1,399,445
	Roland Corp.	37,100	1,525,391
	Sac’s Bar Holdings, Inc.	130,950	633,653
	Saizeriya Co. Ltd.	171,700	4,634,799
	San Holdings, Inc.	59,900	785,227
	Sanei Architecture Planning Co. Ltd.	55,200	862,599
	Sangetsu Corp.	291,250	4,007,740
	Sankyo Co. Ltd.	233,600	5,669,919
	Sankyo Seiko Co. Ltd.	248,900	1,265,323
#	Sanoh Industrial Co. Ltd.	174,600	1,546,583
	Sanyei Corp.	4,300	76,102
	Sanyo Electric Railway Co. Ltd.	112,598	1,981,377
*	Sanyo Shokai Ltd.	64,699	513,586
#	Scroll Corp.	189,200	1,435,985
	Seiko Holdings Corp.	165,881	3,498,302
	Seiren Co. Ltd.	304,000	6,135,416
	Senshukai Co. Ltd.	174,600	604,410
	Seria Co. Ltd.	4,900	161,767
*	Shidax Corp.	149,800	578,059
	Shikibo Ltd.	68,600	558,770
#	Shimojima Co. Ltd.	48,800	484,057
	Shin-Nihon Tatemono Co. Ltd.	26,200	95,999
	Shoei Co. Ltd.	152,600	6,790,138
# *	Silver Life Co. Ltd.	15,300	194,177
	Snow Peak, Inc.	97,400	5,140,284
	SNT Corp.	197,100	402,512
	Soft99 Corp.	84,400	952,682
	Sotoh Co. Ltd.	49,100	354,767
	Space Value Holdings Co. Ltd.	199,500	1,417,406
	SPK Corp.	48,600	601,858
	Sprix Ltd.	31,300	322,108
	St. Marc Holdings Co. Ltd.	111,200	1,495,089
#	Step Co. Ltd.	61,500	958,456
	Suminoe Textile Co. Ltd.	32,800	510,815
	Sumitomo Riko Co. Ltd.	252,100	1,642,289
	Suncall Corp.	129,600	528,764
*	SuRaLa Net Co. Ltd.	2,700	49,553
	Syuppin Co. Ltd.	134,200	1,487,721

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	T RAD Co. Ltd.	43,500	$1,221,092
	Tachikawa Corp.	71,600	786,624
	Tachi-S Co. Ltd.	203,740	2,467,602
#	Taiho Kogyo Co. Ltd.	113,300	797,405
	Takashimaya Co. Ltd.	914,300	8,465,774
	Takasho Co. Ltd.	15,400	111,978
*	Take & Give Needs Co. Ltd.	7,410	81,145
	Takihyo Co. Ltd.	30,600	478,911
#	Tama Home Co. Ltd.	107,600	2,217,624
	Tamron Co. Ltd.	105,800	2,487,067
#	Tbk Co. Ltd.	155,300	557,092
#	Tear Corp.	60,900	260,861
	Temairazu, Inc.	14,900	723,535
	T-Gaia Corp.	138,100	2,460,683
	Tigers Polymer Corp.	79,800	295,740
	Toa Corp.	161,700	1,157,852
	Toabo Corp.	45,799	174,697
	Tokai Rika Co. Ltd.	326,000	4,563,243
	Token Corp.	47,250	3,852,792
*	Tokyo Base Co. Ltd.	130,100	807,225
	Tokyo Individualized Educational Institute, Inc.	103,700	655,232
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	129,082
	Tokyotokeiba Co. Ltd.	99,900	3,958,190
	Tomy Co. Ltd.	582,293	5,526,680
	Topre Corp.	224,500	2,596,799
	Toridoll Holdings Corp.	316,400	7,617,212
	Tosho Co. Ltd.	4,000	68,570
	TPR Co. Ltd.	159,300	2,029,906
	Treasure Factory Co. Ltd.	10,300	83,067
	TS Tech Co. Ltd.	410,086	5,486,965
*	TSI Holdings Co. Ltd.	310,995	943,151
*	Tsukada Global Holdings, Inc.	86,100	257,099
#	Tsukamoto Corp. Co. Ltd.	18,100	218,354
	Tsutsumi Jewelry Co. Ltd.	41,500	773,537
#	Twinbird Corp.	9,200	68,801
	Unipres Corp.	241,100	1,967,062
*	Unitika Ltd.	373,200	1,192,142
	Univance Corp.	10,000	43,699
*	Universal Entertainment Corp.	88,100	2,092,813
#	Valuence Holdings, Inc.	1,600	43,492
*	Village Vanguard Co. Ltd.	36,600	346,682
	VT Holdings Co. Ltd.	526,200	2,354,470
	Wacoal Holdings Corp.	269,100	5,389,068
	Waseda Academy Co. Ltd.	43,600	390,251
	Watts Co. Ltd.	52,100	344,619
	Weds Co. Ltd.	14,500	65,966
*	World Co. Ltd.	87,900	1,078,875
	Xebio Holdings Co. Ltd.	165,200	1,535,252
	Yachiyo Industry Co. Ltd.	43,500	340,414
	Yagi & Co. Ltd.	18,600	231,921
	Yamae Group Holdings Co. Ltd.	9,400	94,342
	Yamato International, Inc.	100,500	278,762
	Yasunaga Corp.	53,200	550,659
	Yellow Hat Ltd.	222,800	3,630,043
	Yondoshi Holdings, Inc.	97,520	1,479,348
	Yorozu Corp.	134,600	1,405,848
	Yutaka Giken Co. Ltd.	8,700	146,391
#	Zojirushi Corp.	14,700	203,891

TOTAL CONSUMER DISCRETIONARY			488,751,508

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (7.2%)
#	Aeon Hokkaido Corp.	192,500	$2,223,155
#	AFC-HD AMS Life Science Co. Ltd.	53,800	479,504
	Ain Holdings, Inc.	91,100	5,377,128
	Albis Co. Ltd.	38,700	801,541
	Arcs Co. Ltd.	274,400	5,273,221
	Artnature, Inc.	116,400	756,064
#	Axial Retailing, Inc.	108,000	3,435,025
	Belc Co. Ltd.	67,800	3,347,049
	Bourbon Corp.	54,800	1,118,984
	Bull-Dog Sauce Co. Ltd.	3,000	58,596
	Cawachi Ltd.	77,000	1,501,932
# *	C’BON COSMETICS Co. Ltd.	10,800	171,946
	Chubu Shiryo Co. Ltd.	152,100	1,453,673
	Chuo Gyorui Co. Ltd.	9,800	250,009
	Como Co. Ltd.	2,600	60,152
#	Cota Co. Ltd.	103,265	1,432,843
	Create SD Holdings Co. Ltd.	116,300	3,575,304
	Daikokutenbussan Co. Ltd.	36,700	2,090,659
	Delica Foods Holdings Co. Ltd.	66,400	364,662
#	DyDo Group Holdings, Inc.	59,300	2,825,437
	Earth Corp.	71,000	4,356,947
	Ebara Foods Industry, Inc.	30,900	687,059
	Eco’s Co. Ltd.	46,600	771,064
	Ensuiko Sugar Refining Co. Ltd.	86,200	167,246
	Ezaki Glico Co. Ltd.	81,000	2,939,770
	Feed One Co. Ltd.	155,448	1,023,403
*	First Baking Co. Ltd.	5,100	30,477
	Fuji Co. Ltd.	118,700	2,091,854
	Fuji Oil Holdings, Inc.	116,700	2,738,709
	Fujicco Co. Ltd.	129,700	2,177,436
	Fujiya Co. Ltd.	70,000	1,448,782
#	G-7 Holdings, Inc.	142,800	2,612,725
	Genky DrugStores Co. Ltd.	51,000	2,459,559
#	HABA Laboratories, Inc.	15,000	402,487
	Hagoromo Foods Corp.	17,900	497,157
	Halows Co. Ltd.	54,500	1,338,872
#	Hayashikane Sangyo Co. Ltd.	29,400	150,142
	Heiwado Co. Ltd.	194,900	3,373,752
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	680,823
	Hokuto Corp.	141,500	2,443,584
#	Ichimasa Kamaboko Co. Ltd.	43,100	345,676
	Imuraya Group Co. Ltd.	61,500	1,269,243
	Inageya Co. Ltd.	33,600	406,102
	Itochu-Shokuhin Co. Ltd.	35,100	1,622,104
	Itoham Yonekyu Holdings, Inc.	689,700	4,205,492
	Iwatsuka Confectionery Co. Ltd.	8,700	292,293
	JM Holdings Co. Ltd.	77,000	1,263,914
	J-Oil Mills, Inc.	131,200	2,114,697
	Kadoya Sesame Mills, Inc.	15,600	551,880
	Kagome Co. Ltd.	119,500	3,032,406
	Kakiyasu Honten Co. Ltd.	53,400	1,253,317
	Kameda Seika Co. Ltd.	86,000	3,363,513
#	Kaneko Seeds Co. Ltd.	44,700	589,917
	Kanemi Co. Ltd.	1,200	29,796
#	Kansai Super Market Ltd.	93,000	1,511,752
	Kato Sangyo Co. Ltd.	152,100	4,288,404
	Kenko Mayonnaise Co. Ltd.	79,700	1,069,344
#	Key Coffee, Inc.	4,900	95,868
	Kitanotatsujin Corp.	293,000	1,067,417

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	KOIKE YA, Inc.	300	$13,613
#	Kusuri no Aoki Holdings Co. Ltd.	52,400	3,488,030
	Kyokuyo Co. Ltd.	63,799	1,710,161
	Lacto Japan Co. Ltd.	44,200	1,040,753
	Life Corp.	68,000	2,232,056
	Mandom Corp.	83,700	1,216,731
	Marudai Food Co. Ltd.	136,300	2,027,558
	Maruha Nichiro Corp.	213,807	4,823,644
	Matsumotokiyoshi Holdings Co. Ltd.	38,902	1,724,896
	Maxvalu Tokai Co. Ltd.	45,800	1,049,315
	Medical System Network Co. Ltd.	161,200	1,045,362
	Megmilk Snow Brand Co. Ltd.	277,400	5,367,659
	Meito Sangyo Co. Ltd.	57,500	879,133
	Milbon Co. Ltd.	159,852	9,570,980
	Ministop Co. Ltd.	90,500	1,103,065
	Mitsubishi Shokuhin Co. Ltd.	110,000	2,831,663
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,989,724
	Miyoshi Oil & Fat Co. Ltd.	42,900	502,096
	Morinaga & Co. Ltd.	163,099	5,763,710
	Morinaga Milk Industry Co. Ltd.	900	52,744
	Morozoff Ltd.	18,900	886,705
#	MTG Co. Ltd.	24,700	333,413
	Nagatanien Holdings Co. Ltd.	76,300	1,397,102
	Nakamuraya Co. Ltd.	28,400	933,827
#	Natori Co. Ltd.	65,000	1,103,914
	Nichimo Co. Ltd.	17,000	285,215
	Nihon Chouzai Co. Ltd.	73,420	1,057,977
	Niitaka Co. Ltd.	12,360	245,109
	Nippn Corp.	374,600	5,367,537
	Nippon Beet Sugar Manufacturing Co. Ltd.	67,100	973,696
	Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179
	Nishimoto Co. Ltd.	19,500	728,299
	Nisshin Oillio Group Ltd.	168,800	4,474,570
	Nissin Sugar Co. Ltd.	103,300	1,543,562
	Nitto Fuji Flour Milling Co. Ltd.	16,200	472,785
	Noevir Holdings Co. Ltd.	73,400	3,590,359
	Oenon Holdings, Inc.	317,700	1,053,687
# *	OIE Sangyo Co. Ltd.	22,000	207,045
	Okuwa Co. Ltd.	155,300	1,492,005
	Olympic Group Corp.	52,200	328,818
	OUG Holdings, Inc.	21,300	521,541
#	Pickles Corp.	53,600	844,968
	Prima Meat Packers Ltd.	183,500	4,312,883
	Qol Holdings Co. Ltd.	167,400	2,486,716
	Retail Partners Co. Ltd.	107,600	1,124,796
	Riken Vitamin Co. Ltd.	148,900	2,445,016
	Rokko Butter Co. Ltd.	84,200	1,233,161
	S Foods, Inc.	116,762	3,381,093
	S&B Foods, Inc.	42,798	1,665,989
#	Sagami Rubber Industries Co. Ltd.	57,700	533,531
	Sakata Seed Corp.	14,000	422,381
	San-A Co. Ltd.	116,600	4,201,492
	Sapporo Holdings Ltd.	392,620	8,518,732
	Sato Foods Co. Ltd.	800	35,347
	Satudora Holdings Co. Ltd.	1,300	25,758
#	Shinnihonseiyaku Co. Ltd.	24,000	355,713
	Shinobu Foods Products Co. Ltd.	1,600	9,367
#	Shoei Foods Corp.	68,000	2,344,264
	Showa Sangyo Co. Ltd.	114,300	2,843,451

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Soiken Holdings, Inc.	24,200	$67,724
	ST Corp.	30,100	426,849
	Starzen Co. Ltd.	90,600	1,707,467
	Takara Holdings, Inc.	118,800	1,624,977
*	Toho Co. Ltd.	49,900	671,106
#	Torigoe Co. Ltd.	94,500	635,722
	Toyo Sugar Refining Co. Ltd.	14,500	149,472
#	Transaction Co. Ltd.	89,700	907,365
	United Super Markets Holdings, Inc.	353,200	3,223,953
	Valor Holdings Co. Ltd.	225,800	4,782,226
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	1,732,192
	Watahan & Co. Ltd.	97,400	1,054,506
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	534,973
	YAKUODO Holdings Co. Ltd.	69,400	1,466,455
	Yamami Co.	1,200	21,365
#	YA-MAN Ltd.	194,200	2,062,992
	Yamatane Corp.	61,600	847,185
#	Yamaya Corp.	25,000	528,325
#	Yamazawa Co. Ltd.	11,800	178,164
	Yaoko Co. Ltd.	27,800	1,654,750
#	Yokohama Reito Co. Ltd.	322,900	2,469,135
	Yomeishu Seizo Co. Ltd.	48,700	774,432
*	Yoshimura Food Holdings KK	29,300	202,692
#	Yuasa Funashoku Co. Ltd.	14,300	381,552
	Yutaka Foods Corp.	3,900	64,303

TOTAL CONSUMER STAPLES			248,614,645

ENERGY — (0.9%)
	BP Castrol KK	44,100	554,424
	Cosmo Energy Holdings Co. Ltd.	348,300	7,120,167
	Fuji Kosan Co. Ltd.	4,400	40,740
	Fuji Oil Co. Ltd.	292,200	694,793
	Itochu Enex Co. Ltd.	356,500	3,145,548
	Japan Oil Transportation Co. Ltd.	15,500	358,357
	Japan Petroleum Exploration Co. Ltd.	226,200	4,116,318
	Mitsuuroko Group Holdings Co. Ltd.	203,900	2,439,883
	Modec, Inc.	134,300	2,309,972
#	Nippon Coke & Engineering Co. Ltd.	978,100	1,308,368
	Sala Corp.	324,100	1,770,331
	San-Ai Oil Co. Ltd.	396,200	5,163,612
	Sinanen Holdings Co. Ltd.	47,500	1,458,067
	Toa Oil Co. Ltd.	46,200	1,146,113
	Toyo Kanetsu KK	48,700	1,075,378

TOTAL ENERGY			32,702,071

FINANCIALS — (8.2%)
	77 Bank Ltd.	364,552	3,718,992
	Advance Create Co. Ltd.	63,400	591,263
	AEON Financial Service Co. Ltd.	79,700	1,012,598
	Aichi Bank Ltd.	48,700	1,472,030
	Aiful Corp.	2,177,800	7,255,429
#	Aizawa Securities Co. Ltd.	214,900	2,027,390
	Akatsuki Corp.	144,000	472,620
	Akita Bank Ltd.	88,440	1,125,344
	Anicom Holdings, Inc.	108,300	844,361
	Aomori Bank Ltd.	125,000	2,155,774
	Aozora Bank Ltd.	58,800	1,345,049
*	Aruhi Corp.	135,900	1,575,577

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Asax Co. Ltd.	9,300	$58,119
	Awa Bank Ltd.	242,300	4,513,413
	Bank of Iwate Ltd.	82,982	1,192,198
#	Bank of Kochi Ltd.	56,100	375,364
	Bank of Nagoya Ltd.	75,630	1,608,800
	Bank of Saga Ltd.	86,320	1,088,264
	Bank of the Ryukyus Ltd.	262,280	1,748,326
#	Bank of Toyama Ltd.	14,500	242,169
	Casa, Inc.	26,400	210,956
	Chiba Kogyo Bank Ltd.	264,158	626,402
	Chugoku Bank Ltd.	580,000	4,207,413
	Chukyo Bank Ltd.	70,400	815,259
	Credit Saison Co. Ltd.	735,700	9,019,474
	Daishi Hokuetsu Financial Group, Inc.	271,000	6,069,162
#	Daito Bank Ltd.	62,600	371,904
# *	Dream Incubator, Inc.	15,700	110,000
	eGuarantee, Inc.	202,400	4,507,278
#	Ehime Bank Ltd.	216,700	1,462,689
	Entrust, Inc.	54,900	373,844
	FIDEA Holdings Co. Ltd.	128,790	1,331,959
	First Bank of Toyama Ltd.	319,000	803,560
#	First Brothers Co. Ltd.	34,600	314,044
	Fukui Bank Ltd.	136,000	1,757,994
*	Fukushima Bank Ltd.	17,200	34,898
	Fuyo General Lease Co. Ltd.	119,500	7,766,474
	GMO Financial Holdings, Inc.	258,700	1,981,525
	Gunma Bank Ltd.	1,901,540	5,870,601
	Hachijuni Bank Ltd.	1,378,300	4,606,540
	Hirogin Holdings, Inc.	1,512,200	8,331,078
	Hirose Tusyo, Inc.	20,800	413,928
	Hokkoku Financial Holdings, Inc.	150,800	2,628,291
	Hokuhoku Financial Group, Inc.	832,900	5,958,354
	Hyakugo Bank Ltd.	1,433,909	4,156,607
	Hyakujushi Bank Ltd.	134,700	1,742,886
	Ichiyoshi Securities Co. Ltd.	230,400	1,314,715
	IwaiCosmo Holdings, Inc.	123,900	1,455,876
	Iyo Bank Ltd.	1,002,118	4,902,882
*	J Trust Co. Ltd.	345,400	1,805,722
	Jaccs Co. Ltd.	150,900	4,024,560
	Jafco Group Co. Ltd.	204,100	12,931,197
*	Japan Asia Investment Co. Ltd.	93,300	189,711
	Japan Investment Adviser Co. Ltd.	70,300	768,764
	Japan Securities Finance Co. Ltd.	581,200	4,436,880
#	Jimoto Holdings, Inc.	113,150	646,382
#	J-Lease Co. Ltd.	31,900	644,668
	Juroku Financial Group, Inc.	191,700	3,481,666
	Keiyo Bank Ltd.	700,300	2,727,668
	Kita-Nippon Bank Ltd.	43,506	582,513
	Kiyo Bank Ltd.	430,890	5,658,485
	Kyokuto Securities Co. Ltd.	152,800	1,023,091
	Kyushu Financial Group, Inc.	1,545,837	5,205,710
	Kyushu Leasing Service Co. Ltd.	34,000	180,621
*	M&A Capital Partners Co. Ltd.	92,100	5,194,876
	Marusan Securities Co. Ltd.	336,700	1,774,385
	Matsui Securities Co. Ltd.	450,500	3,231,901
	Mebuki Financial Group, Inc.	1,100,400	2,253,086
#	Mercuria Holdings Co. Ltd.	70,500	457,641
#	Michinoku Bank Ltd.	261,898	2,011,846
#	Minkabu The Infonoid, Inc.	21,700	650,732

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Mito Securities Co. Ltd.	359,500	$933,461
	Miyazaki Bank Ltd.	107,900	1,944,730
	Mizuho Leasing Co. Ltd.	188,600	5,827,121
	Monex Group, Inc.	1,111,400	7,237,357
	Money Partners Group Co. Ltd.	149,100	321,630
	Morningstar Japan KK	76,200	347,165
	Mortgage Service Japan Ltd.	22,900	213,502
	Musashino Bank Ltd.	205,300	3,224,806
	Nagano Bank Ltd.	43,899	416,150
	Nanto Bank Ltd.	191,700	3,304,814
	NEC Capital Solutions Ltd.	60,200	1,085,694
	Nishi-Nippon Financial Holdings, Inc.	842,300	4,911,403
	North Pacific Bank Ltd.	1,824,600	3,776,132
# *	OAK Capital Corp.	319,800	264,270
	Ogaki Kyoritsu Bank Ltd.	238,100	3,956,752
	Oita Bank Ltd.	84,199	1,340,841
	Okasan Securities Group, Inc.	1,062,700	3,634,784
	Okinawa Financial Group, Inc.	145,260	3,193,298
	Orient Corp.	2,808,900	3,854,758
	Premium Group Co. Ltd.	40,900	1,119,020
	Ricoh Leasing Co. Ltd.	100,800	3,195,860
	San ju San Financial Group, Inc.	118,793	1,455,218
	San-In Godo Bank Ltd.	977,400	4,783,344
	Sawada Holdings Co. Ltd.	152,200	1,397,384
*	SBI Insurance Group Co. Ltd.	7,600	84,706
	Senshu Ikeda Holdings, Inc.	1,232,328	1,731,350
	Seven Bank Ltd.	561,000	1,185,924
	Shiga Bank Ltd.	300,900	4,868,986
	Shikoku Bank Ltd.	258,600	1,702,230
	Shimizu Bank Ltd.	58,200	787,955
#	Sparx Group Co. Ltd.	604,900	1,569,154
	Strike Co. Ltd.	51,700	1,951,056
#	Suruga Bank Ltd.	893,400	3,277,354
	Taiko Bank Ltd.	41,800	489,983
	Tochigi Bank Ltd.	565,200	878,215
	Toho Bank Ltd.	1,298,700	2,324,764
#	Tohoku Bank Ltd.	64,700	569,864
	Tokai Tokyo Financial Holdings, Inc.	1,409,300	4,885,609
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,208,560
	Tomato Bank Ltd.	54,500	500,401
	TOMONY Holdings, Inc.	937,250	2,504,001
	Tottori Bank Ltd.	56,400	550,913
	Towa Bank Ltd.	210,300	933,391
#	Toyo Securities Co. Ltd.	390,800	557,238
	Traders Holdings Co. Ltd.	13,720	37,785
#	Tsukuba Bank Ltd.	461,800	692,219
*	Uzabase, Inc.	60,700	1,087,689
	Yamagata Bank Ltd.	143,600	1,024,332
	Yamaguchi Financial Group, Inc.	1,237,672	6,909,329
	Yamanashi Chuo Bank Ltd.	162,526	1,171,465

TOTAL FINANCIALS			283,675,745

HEALTH CARE — (4.4%)
	Advantage Risk Management Co. Ltd.	41,900	339,505
	ASKA Pharmaceutical Holdings Co. Ltd.	161,700	1,405,087
	Astena Holdings Co. Ltd.	194,800	966,912
	BML, Inc.	149,600	5,258,415
	Carenet, Inc.	130,800	1,437,501
	CE Holdings Co. Ltd.	9,500	44,955

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
# *	CellSource Co. Ltd.	19,800	$1,121,900
	Charm Care Corp. KK	113,900	1,712,673
	CMIC Holdings Co. Ltd.	63,200	823,041
	Create Medic Co. Ltd.	38,700	335,882
	Daiken Medical Co. Ltd.	116,700	592,042
	Daito Pharmaceutical Co. Ltd.	78,580	2,215,979
	DATA HORIZON Co. Ltd.	3,600	72,231
#	Dvx, Inc.	44,300	449,068
	Eiken Chemical Co. Ltd.	203,900	3,427,571
	Elan Corp.	208,600	2,254,690
	EM Systems Co. Ltd.	205,000	1,358,944
	FALCO HOLDINGS Co. Ltd.	53,300	793,939
	FINDEX, Inc.	94,500	778,638
	France Bed Holdings Co. Ltd.	158,600	1,256,629
	Fuji Pharma Co. Ltd.	99,100	955,543
	Fukuda Denshi Co. Ltd.	63,200	5,323,083
	Fuso Pharmaceutical Industries Ltd.	45,600	1,017,475
# *	GNI Group Ltd.	54,200	759,451
	H.U. Group Holdings, Inc.	362,400	8,937,241
	Hogy Medical Co. Ltd.	103,900	2,848,609
	Hoshi Iryo-Sanki Co. Ltd.	9,600	323,653
#	I’rom Group Co. Ltd.	31,800	548,820
# *	Japan Animal Referral Medical Center Co. Ltd.	9,600	148,383
*	Japan Hospice Holdings, Inc.	11,300	198,121
	Japan Lifeline Co. Ltd.	396,000	4,264,177
	Japan Medical Dynamic Marketing, Inc.	104,500	2,008,748
#	JMS Co. Ltd.	104,457	681,011
	Kaken Pharmaceutical Co. Ltd.	132,200	5,214,471
	Kanamic Network Co. Ltd.	139,700	743,861
	Kissei Pharmaceutical Co. Ltd.	175,800	3,516,580
#	Koa Shoji Holdings Co. Ltd.	4,100	23,991
	KYORIN Holdings, Inc.	261,400	4,015,338
	Linical Co. Ltd.	71,700	505,280
	Mani, Inc.	173,400	2,955,861
	Medical Data Vision Co. Ltd.	171,100	2,207,310
	Medikit Co. Ltd.	2,000	49,825
	Medius Holdings Co. Ltd.	67,100	525,462
# *	MedPeer, Inc.	74,300	2,232,573
	Menicon Co. Ltd.	104,600	3,927,128
	Mizuho Medy Co. Ltd.	22,400	517,529
	Mochida Pharmaceutical Co. Ltd.	35,698	1,041,005
	Nagaileben Co. Ltd.	5,200	106,878
	Nakanishi, Inc.	248,400	5,761,692
#	Nichi-iko Pharmaceutical Co. Ltd.	323,550	2,456,325
	Nippon Chemiphar Co. Ltd.	13,400	255,463
	Nipro Corp.	809,400	8,224,859
	Nissui Pharmaceutical Co. Ltd.	78,000	665,896
	Paramount Bed Holdings Co. Ltd.	267,500	4,991,309
	Precision System Science Co. Ltd.	4,800	25,265
	Rion Co. Ltd.	54,600	1,188,117
	Sawai Group Holdings Co. Ltd.	141,800	6,255,401
	Seed Co. Ltd.	72,900	395,594
	Seikagaku Corp.	233,700	2,062,443
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,589,741
	Ship Healthcare Holdings, Inc.	193,600	5,085,168
	Shofu, Inc.	69,900	1,448,719
	Software Service, Inc.	19,600	1,236,517
	Solasto Corp.	327,100	3,958,897
	St-Care Holding Corp.	81,600	650,476

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Taiko Pharmaceutical Co. Ltd.	55,900	$397,093
	Techno Medica Co. Ltd.	14,700	203,870
	Toho Holdings Co. Ltd.	298,300	4,829,468
	Tokai Corp.	138,600	2,666,123
	Torii Pharmaceutical Co. Ltd.	94,600	2,455,990
#	Towa Pharmaceutical Co. Ltd.	173,300	4,455,329
	Trans Genic, Inc.	51,100	245,172
	Tsumura & Co.	108,600	3,384,564
	Value HR Co. Ltd.	46,400	750,195
	Vital KSK Holdings, Inc.	272,800	1,819,219
# *	Wakamoto Pharmaceutical Co. Ltd.	112,300	335,254
	WIN-Partners Co. Ltd.	113,300	956,699
	ZERIA Pharmaceutical Co. Ltd.	11,200	200,506

TOTAL HEALTH CARE			151,194,373

INDUSTRIALS — (29.9%)
#	A&A Material Corp.	26,000	220,125
#	Abist Co. Ltd.	19,600	493,942
	Advan Group Co. Ltd.	149,900	1,280,998
	Advanex, Inc.	17,599	168,578
	Aeon Delight Co. Ltd.	100,100	3,074,262
	Aica Kogyo Co. Ltd.	84,300	2,583,861
	Aichi Corp.	235,900	1,672,196
	Aida Engineering Ltd.	313,400	2,845,023
	Airtech Japan Ltd.	2,000	21,949
	AIT Corp.	5,000	48,881
	Ajis Co. Ltd.	28,900	751,550
	Alconix Corp.	151,600	2,285,348
	Alinco, Inc.	80,500	703,075
	Alps Logistics Co. Ltd.	111,600	1,018,966
	Altech Co. Ltd.	10,900	30,140
	Altech Corp.	113,570	2,045,853
#	Anest Iwata Corp.	220,200	1,754,091
	Asahi Diamond Industrial Co. Ltd.	352,700	2,168,724
	Asahi Kogyosha Co. Ltd.	25,700	770,705
	Asanuma Corp.	44,000	1,759,637
#	Asukanet Co. Ltd.	31,200	219,061
	Bando Chemical Industries Ltd.	213,500	1,649,749
	BeNext-Yumeshin Group Co.	348,196	4,539,417
#	Br Holdings Corp.	202,000	763,731
	Bunka Shutter Co. Ltd.	361,900	3,527,678
	Canare Electric Co. Ltd.	21,200	318,159
	Careerlink Co. Ltd.	2,100	28,528
	Central Glass Co. Ltd.	227,800	4,242,005
	Central Security Patrols Co. Ltd.	53,000	1,274,302
	Chilled & Frozen Logistics Holdings Co. Ltd.	111,200	1,647,969
*	Chiyoda Corp.	728,000	2,661,195
	Chiyoda Integre Co. Ltd.	71,700	1,371,293
	Chori Co. Ltd.	73,000	1,164,007
	Chudenko Corp.	200,400	3,923,945
#	Chugai Ro Co. Ltd.	37,600	575,506
	Chuo Warehouse Co. Ltd.	21,000	178,150
	CKD Corp.	213,800	4,238,619
	CMC Corp.	30,200	334,564
	Comany, Inc.	4,700	50,939
	Cosel Co. Ltd.	162,700	1,324,738
	Creek & River Co. Ltd.	67,100	1,158,817
	CTI Engineering Co. Ltd.	73,300	1,758,453
	CTS Co. Ltd.	157,100	1,097,573

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Dai-Dan Co. Ltd.	98,500	$2,073,900
#	Daido Kogyo Co. Ltd.	51,800	465,052
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	632,151
	Daihen Corp.	131,800	5,501,515
#	Daiho Corp.	98,600	3,321,418
	Dai-Ichi Cutter Kogyo KK	46,300	578,059
	Daiichi Jitsugyo Co. Ltd.	54,200	2,521,088
	Daiichi Kensetsu Corp.	34,300	604,048
	Daiki Axis Co. Ltd.	41,900	342,949
*	Daiohs Corp.	22,100	198,206
	Daiseki Co. Ltd.	292,755	13,664,852
	Daiseki Eco. Solution Co. Ltd.	22,959	354,141
#	Daisue Construction Co. Ltd.	48,200	372,146
	Daiwa Industries Ltd.	214,200	2,387,296
	Denyo Co. Ltd.	107,900	1,870,910
	DMG Mori Co. Ltd.	728,000	12,536,750
	DMW Corp.	4,800	149,589
	Duskin Co. Ltd.	281,100	6,771,653
	Ebara Jitsugyo Co. Ltd.	72,400	1,828,075
	Eidai Co. Ltd.	184,700	473,023
#	EJ Holdings, Inc.	24,200	265,787
	Endo Lighting Corp.	56,300	519,856
	en-japan, Inc.	159,400	6,330,077
	Enshu Ltd.	26,199	151,245
	Envipro Holdings, Inc.	7,800	173,942
	EPCO Co. Ltd.	4,400	32,290
	Escrow Agent Japan, Inc.	136,700	243,986
	F&M Co. Ltd.	44,400	774,402
# *	FDK Corp.	64,298	580,463
	Forum Engineering, Inc.	16,900	140,982
	Freund Corp.	75,600	555,986
	Fudo Tetra Corp.	108,480	1,723,236
	Fuji Corp.	296,600	6,918,509
#	Fuji Die Co. Ltd.	55,300	314,762
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	42,196
*	Fujikura Ltd.	1,714,800	9,249,370
	Fujimak Corp.	12,600	86,482
	Fujisash Co. Ltd.	573,900	388,226
	Fujitec Co. Ltd.	264,100	5,999,187
	Fukuda Corp.	58,900	2,397,799
	Fukushima Galilei Co. Ltd.	83,500	3,319,624
	Fukuvi Chemical Industry Co. Ltd.	10,600	58,638
	Fukuyama Transporting Co. Ltd.	60,157	2,396,351
	FULLCAST Holdings Co. Ltd.	131,600	3,071,809
	Funai Soken Holdings, Inc.	247,470	6,875,107
	Furukawa Co. Ltd.	204,200	2,259,665
	Furukawa Electric Co. Ltd.	424,300	9,284,144
	Futaba Corp.	208,200	1,415,593
#	G Three Holdings Corp.	61,200	226,467
	Gecoss Corp.	95,900	724,550
	Giken Ltd.	37,000	1,411,844
	Glory Ltd.	288,055	6,200,456
	Grace Technology, Inc.	110,100	1,007,703
	gremz, Inc.	14,800	340,685
	GS Yuasa Corp.	375,183	8,167,598
	Hamakyorex Co. Ltd.	108,000	2,994,232
	Hanwa Co. Ltd.	230,300	6,917,875
	Hashimoto Sogyo Holdings Co. Ltd.	4,070	77,481
	Hazama Ando Corp.	1,294,000	8,762,584

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Helios Techno Holding Co. Ltd.	109,800	$299,089
	Hibiya Engineering Ltd.	121,000	2,034,083
	Hirakawa Hewtech Corp.	70,800	770,751
	Hirano Tecseed Co. Ltd.	59,400	1,378,867
	Hirata Corp.	24,100	1,469,413
	Hisaka Works Ltd.	127,300	944,534
	Hitachi Zosen Corp.	1,034,779	8,113,625
	Hito Communications Holdings, Inc.	43,900	848,395
#	Hokuetsu Industries Co. Ltd.	140,700	1,197,677
	Hokuriku Electrical Construction Co. Ltd.	74,200	686,548
	Hosokawa Micron Corp.	90,400	2,501,001
	Howa Machinery Ltd.	65,100	462,945
#	Ichikawa Co. Ltd.	1,000	11,925
	Ichiken Co. Ltd.	33,600	566,314
#	Ichinen Holdings Co. Ltd.	137,500	1,686,920
	Idec Corp.	203,100	4,304,310
	Ihara Science Corp.	52,200	964,232
	Iino Kaiun Kaisha Ltd.	559,100	2,696,481
*	Impact HD, Inc.	20,500	722,130
	Imura Envelope Co., Inc.	13,700	97,855
	Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534
	Inaba Seisakusho Co. Ltd.	62,800	737,222
	Inabata & Co. Ltd.	293,700	4,347,854
	INFRONEER Holdings, Inc.	1,192,388	9,875,975
	Insource Co. Ltd.	138,750	2,778,005
#	Inui Global Logistics Co. Ltd.	67,580	1,340,869
	IR Japan Holdings Ltd.	41,300	3,808,710
*	Iseki & Co. Ltd.	124,500	1,799,063
#	Ishii Iron Works Co. Ltd.	11,000	289,056
	Isolite Insulating Products Co. Ltd.	62,800	488,358
	Itoki Corp.	209,700	667,470
	Iwaki Co. Ltd.	54,700	482,338
	Iwasaki Electric Co. Ltd.	42,200	776,072
	JAC Recruitment Co. Ltd.	106,200	2,083,694
*	Jalux, Inc.	38,600	578,448
*	Jamco Corp.	22,700	196,311
	Japan Elevator Service Holdings Co. Ltd.	355,100	7,695,305
	Japan Foundation Engineering Co. Ltd.	128,800	574,468
	Japan Pulp & Paper Co. Ltd.	77,200	2,604,295
	Japan Steel Works Ltd.	348,100	10,226,224
	Japan Transcity Corp.	251,200	1,335,695
	JDC Corp.	59,800	313,831
	JGC Holdings Corp.	679,600	6,386,410
#	JK Holdings Co. Ltd.	94,440	717,332
	Juki Corp.	195,600	1,460,210
	Kamei Corp.	154,500	1,574,416
	Kanaden Corp.	118,500	1,067,647
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,311,207
	Kaname Kogyo Co. Ltd.	1,300	10,445
#	Kanamoto Co. Ltd.	210,000	4,498,364
	Kandenko Co. Ltd.	629,700	4,881,325
	Kanematsu Corp.	517,425	6,008,953
	Katakura Industries Co. Ltd.	151,500	2,303,122
#	Kato Works Co. Ltd.	61,000	449,663
	Kawada Technologies, Inc.	34,100	1,179,002
	Kawagishi Bridge Works Co. Ltd.	8,700	228,606
	Kawanishi Warehouse Co. Ltd.	1,700	17,480
	Kawasaki Kinkai Kisen Kaisha Ltd.	7,899	201,622
	Kawata Manufacturing Co. Ltd.	25,100	211,410

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Keihin Co. Ltd.	15,700	$192,599
	KFC Ltd.	8,700	152,848
#	Kimura Chemical Plants Co. Ltd.	107,500	719,791
	Kimura Unity Co. Ltd.	23,500	279,879
	King Jim Co. Ltd.	54,800	420,058
#	Kinki Sharyo Co. Ltd.	16,599	156,135
	Kintetsu World Express, Inc.	240,800	5,783,205
	Kitagawa Corp.	54,200	744,014
	Kitano Construction Corp.	24,872	472,192
	Kito Corp.	134,300	1,861,006
	Kitz Corp.	472,700	3,162,272
# *	Kobe Electric Railway Co. Ltd.	37,299	1,126,270
*	Kobelco Eco-Solutions Co. Ltd.	21,399	604,636
	Koike Sanso Kogyo Co. Ltd.	13,400	271,607
	Kokusai Co. Ltd.	51,600	308,231
	Kokusai Pulp & Paper Co. Ltd.	47,700	155,333
	Kokuyo Co. Ltd.	400,725	6,098,579
	KOMAIHALTEC, Inc.	20,300	291,211
#	Komatsu Wall Industry Co. Ltd.	49,300	840,159
	Komori Corp.	314,100	2,051,606
	Kondotec, Inc.	123,800	1,062,075
	Konoike Transport Co. Ltd.	178,300	1,951,624
# *	Kosaido Co. Ltd.	155,100	1,350,853
	Kozo Keikaku Engineering, Inc.	21,200	482,583
	KRS Corp.	37,800	658,664
	Kumagai Gumi Co. Ltd.	235,700	5,833,916
	Kyodo Printing Co. Ltd.	48,900	1,125,838
#	Kyokuto Boeki Kaisha Ltd.	39,700	908,278
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,809,906
#	Kyoritsu Printing Co. Ltd.	179,200	266,412
	Kyudenko Corp.	116,400	3,692,221
	LIKE, Inc.	68,700	1,071,767
	Link & Motivation, Inc.	234,300	2,475,502
	Lonseal Corp.	13,900	183,166
	Mabuchi Motor Co. Ltd.	174,600	6,019,903
	Maezawa Industries, Inc.	49,000	285,655
#	Maezawa Kasei Industries Co. Ltd.	85,100	962,863
	Maezawa Kyuso Industries Co. Ltd.	128,400	1,197,872
	Makino Milling Machine Co. Ltd.	161,500	5,810,460
*	Management Solutions Co. Ltd.	35,700	1,068,137
	Marufuji Sheet Piling Co. Ltd.	11,800	207,566
#	MARUKA FURUSATO Corp.	114,407	2,019,626
	Marumae Co. Ltd.	28,300	550,067
#	Maruwa Unyu Kikan Co. Ltd.	104,300	1,460,678
	Maruyama Manufacturing Co., Inc.	18,800	251,855
	Maruzen Co. Ltd.	65,800	1,282,193
	Maruzen Showa Unyu Co. Ltd.	81,800	2,498,126
#	Matching Service Japan Co. Ltd.	52,000	456,940
	Matsuda Sangyo Co. Ltd.	94,082	2,811,033
#	Matsui Construction Co. Ltd.	125,500	817,703
	Max Co. Ltd.	164,900	2,626,226
	Meidensha Corp.	224,410	4,723,677
	Meiho Facility Works Ltd.	29,700	238,435
	Meiji Electric Industries Co. Ltd.	52,500	617,567
#	Meiji Shipping Co. Ltd.	102,500	714,365
	Meisei Industrial Co. Ltd.	266,700	1,589,301
	Meitec Corp.	166,200	9,996,518
	Meiwa Corp.	145,600	1,055,300
	Mesco, Inc.	29,800	261,680

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	MetaReal Corp.	22,800	$225,319
	METAWATER Co. Ltd.	162,600	2,751,311
#	Midac Holdings Co. Ltd.	17,900	851,111
	Mie Kotsu Group Holdings, Inc.	359,200	1,569,977
	Mirai Industry Co. Ltd.	4,600	68,427
	Mirait Holdings Corp.	583,135	11,215,268
	Mitani Corp.	295,200	4,569,121
	Mitani Sangyo Co. Ltd.	145,000	485,625
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	818,501
	Mitsubishi Logisnext Co. Ltd.	186,600	1,716,030
	Mitsubishi Logistics Corp.	113,800	3,177,915
	Mitsubishi Pencil Co. Ltd.	123,400	1,480,492
	Mitsuboshi Belting Ltd.	161,400	2,868,709
*	Mitsui E&S Holdings Co. Ltd.	394,781	2,013,299
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,005,592
	Mitsui-Soko Holdings Co. Ltd.	136,100	2,729,800
	Mitsumura Printing Co. Ltd.	6,300	85,688
	Miyaji Engineering Group, Inc.	39,417	925,399
	Mori-Gumi Co. Ltd.	69,500	184,598
	Morita Holdings Corp.	209,700	2,638,407
	Musashi Co. Ltd.	5,000	81,048
#	NAC Co. Ltd.	61,300	528,097
	Nachi-Fujikoshi Corp.	93,600	3,545,585
	Nadex Co. Ltd.	40,600	280,274
	Nagase & Co. Ltd.	578,600	9,793,254
	Naigai Trans Line Ltd.	41,700	804,869
#	Nakabayashi Co. Ltd.	113,400	570,259
	Nakakita Seisakusho Co. Ltd.	3,700	84,345
	Nakamoto Packs Co. Ltd.	33,300	509,029
*	Nakamura Choukou Co. Ltd.	6,600	36,033
	Nakanishi Manufacturing Co. Ltd.	5,700	58,022
	Nakano Corp.	107,000	321,339
# *	Namura Shipbuilding Co. Ltd.	256,428	537,866
	Nankai Electric Railway Co. Ltd.	266,500	5,289,159
	Narasaki Sangyo Co. Ltd.	25,400	464,779
	Nice Corp.	35,200	586,175
	Nichias Corp.	391,000	9,573,627
	Nichiban Co. Ltd.	68,100	1,107,470
	Nichiden Corp.	98,100	1,973,767
	Nichiha Corp.	165,280	4,751,260
	Nichireki Co. Ltd.	165,600	1,965,028
	Nihon Dengi Co. Ltd.	30,800	1,045,850
	Nihon Flush Co. Ltd.	122,000	1,157,672
	Nikkato Corp.	53,000	367,749
	Nikkiso Co. Ltd.	316,800	2,805,281
#	Nikko Co. Ltd.	168,400	978,254
	Nikkon Holdings Co. Ltd.	384,000	7,502,330
	Nippi, Inc.	11,900	390,898
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,310,733
	Nippon Aqua Co. Ltd.	55,400	281,229
	Nippon Carbon Co. Ltd.	66,200	2,555,698
	Nippon Concept Corp.	37,700	578,817
	Nippon Densetsu Kogyo Co. Ltd.	240,900	3,713,211
	Nippon Dry-Chemical Co. Ltd.	11,300	202,513
	Nippon Filcon Co. Ltd.	15,700	75,456
	Nippon Hume Corp.	139,300	908,467
	Nippon Kanzai Co. Ltd.	15,200	369,099
	Nippon Koei Co. Ltd.	81,100	2,463,153
#	Nippon Parking Development Co. Ltd.	1,396,900	1,765,390

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Rietec Co. Ltd.	23,600	$328,544
	Nippon Road Co. Ltd.	45,800	3,313,067
	Nippon Seisen Co. Ltd.	23,700	976,700
	Nippon Sharyo Ltd.	40,299	743,481
*	Nippon Sheet Glass Co. Ltd.	388,100	2,168,913
	Nippon Steel Trading Corp.	96,960	4,384,505
	Nippon Thompson Co. Ltd.	378,800	1,948,979
	Nippon Tungsten Co. Ltd.	6,699	133,228
	Nishimatsu Construction Co. Ltd.	345,000	9,951,583
	Nishi-Nippon Railroad Co. Ltd.	191,400	4,714,815
	Nishio Rent All Co. Ltd.	123,800	3,061,308
	Nissei ASB Machine Co. Ltd.	51,100	1,668,071
	Nissei Corp.	38,900	357,287
	Nissei Plastic Industrial Co. Ltd.	125,500	1,198,738
	Nisshinbo Holdings, Inc.	956,780	7,384,925
	Nissin Corp.	95,000	1,350,267
	Nissin Electric Co. Ltd.	329,100	4,078,567
	Nisso Corp.	51,600	327,104
	Nitta Corp.	135,400	3,104,064
	Nitto Boseki Co. Ltd.	53,500	1,714,810
	Nitto Kogyo Corp.	169,300	2,519,082
	Nitto Kohki Co. Ltd.	69,900	1,161,394
	Nitto Seiko Co. Ltd.	189,000	1,087,974
#	Nittoc Construction Co. Ltd.	132,600	816,424
	NJS Co. Ltd.	36,800	648,829
	Noda Corp.	120,700	927,981
	Nomura Co. Ltd.	352,400	3,474,463
#	Nomura Micro Science Co. Ltd.	40,800	1,752,768
	Noritake Co. Ltd.	59,600	2,605,970
	Noritsu Koki Co. Ltd.	123,200	2,562,241
	Noritz Corp.	194,200	3,115,810
	NS Tool Co. Ltd.	107,000	1,433,914
	NS United Kaiun Kaisha Ltd.	69,400	2,185,586
*	NTN Corp.	2,686,900	5,826,622
#	Obara Group, Inc.	77,600	2,488,581
	Ochi Holdings Co. Ltd.	8,900	98,810
	Odawara Engineering Co. Ltd.	9,100	187,008
#	Ohba Co. Ltd.	76,500	545,962
	Ohmoto Gumi Co. Ltd.	4,100	208,025
	Oiles Corp.	147,570	2,192,586
	Okabe Co. Ltd.	258,200	1,550,779
#	Okada Aiyon Corp.	42,800	489,850
	Okamoto Machine Tool Works Ltd.	25,299	1,062,445
	Okamura Corp.	376,300	4,965,987
	OKUMA Corp.	151,100	7,199,702
	Okumura Corp.	191,580	4,947,455
	Onoken Co. Ltd.	111,900	1,652,682
	Organo Corp.	43,800	2,782,530
#	Oriental Consultants Holdings Co. Ltd.	6,100	176,367
*	Oriental Shiraishi Corp.	834,300	1,969,345
	Origin Co. Ltd.	27,600	311,728
#	OSG Corp.	511,900	8,516,449
	Outsourcing, Inc.	768,100	14,734,721
	Oyo Corp.	128,000	1,961,495
	Paraca, Inc.	35,900	507,848
# *	Park24 Co. Ltd.	88,700	1,358,685
	Parker Corp.	34,000	152,033
	Pasco Corp.	11,200	149,039
	Pasona Group, Inc.	145,800	4,071,572

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	$564,448
	Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498
	People Dreams & Technologies Group Co. Ltd.	21,000	361,706
*	Phil Co., Inc.	4,200	96,337
	Pilot Corp.	113,500	4,162,480
	Prestige International, Inc.	654,700	4,489,480
	Pronexus, Inc.	108,700	1,013,526
*	Prored Partners Co. Ltd.	30,200	349,002
	PS Mitsubishi Construction Co. Ltd.	213,300	1,238,373
	Punch Industry Co. Ltd.	105,700	539,877
	Quick Co. Ltd.	76,100	960,598
	Raito Kogyo Co. Ltd.	298,200	5,302,645
	Raiznext Corp.	298,800	3,229,542
#	Rasa Corp.	63,200	523,958
	Rheon Automatic Machinery Co. Ltd.	120,500	1,432,716
#	Rix Corp.	17,300	225,912
	Ryobi Ltd.	159,740	1,674,616
	S LINE Co. Ltd.	23,800	197,436
	Sakai Heavy Industries Ltd.	23,300	513,271
	Sakai Moving Service Co. Ltd.	74,100	3,051,346
*	Sanix, Inc.	146,200	434,108
	Sanki Engineering Co. Ltd.	279,900	3,525,448
	Sanko Gosei Ltd.	134,300	484,521
	Sanko Metal Industrial Co. Ltd.	16,200	357,666
	Sankyo Tateyama, Inc.	133,774	872,822
	Sanoyas Holdings Corp.	151,100	180,426
	Sansei Technologies, Inc.	78,400	554,732
	Sansha Electric Manufacturing Co. Ltd.	64,300	616,018
	Sanyo Denki Co. Ltd.	53,600	3,079,340
	Sanyo Engineering & Construction, Inc.	60,200	356,647
	Sanyo Industries Ltd.	9,900	161,823
	Sanyo Trading Co. Ltd.	138,600	1,330,156
	Sata Construction Co. Ltd.	89,399	380,748
	Sato Holdings Corp.	183,400	4,227,311
	Sato Shoji Corp.	86,800	910,691
	Sawafuji Electric Co. Ltd.	1,900	33,508
	SBS Holdings, Inc.	119,400	4,248,059
#	SEC Carbon Ltd.	10,900	556,854
#	Seibu Electric & Machinery Co. Ltd.	10,300	117,614
	Seika Corp.	61,700	889,132
	Seikitokyu Kogyo Co. Ltd.	191,330	1,371,540
	Seiko Electric Co. Ltd.	4,900	54,008
	Seino Holdings Co. Ltd.	102,000	1,235,821
	Seiwa Electric Manufacturing Co. Ltd.	1,700	7,770
	Sekisui Jushi Corp.	211,600	3,942,023
	Senko Group Holdings Co. Ltd.	711,400	6,327,645
#	Senshu Electric Co. Ltd.	51,200	2,139,968
	Shibaura Machine Co. Ltd.	132,500	3,088,711
	Shibusawa Warehouse Co. Ltd.	61,600	1,198,580
	Shibuya Corp.	99,300	2,623,386
	Shima Seiki Manufacturing Ltd.	170,400	3,276,549
	Shin Maint Holdings Co. Ltd.	10,900	140,360
	Shin Nippon Air Technologies Co. Ltd.	92,980	2,000,767
#	Shin-Keisei Electric Railway Co. Ltd.	39,399	712,927
	Shinki Bus Co. Ltd.	1,900	52,255
	Shinmaywa Industries Ltd.	405,900	3,317,454
	Shinnihon Corp.	180,600	1,321,938
	Shinsho Corp.	31,100	951,141
	Shinwa Co. Ltd.	62,300	1,210,758

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Shinwa Co. Ltd.	21,800	$139,484
	SHO-BOND Holdings Co. Ltd.	135,600	5,680,200
	SIGMAXYZ, Inc.	110,000	2,655,596
	Sinfonia Technology Co. Ltd.	142,400	1,640,885
	Sinko Industries Ltd.	126,900	2,303,413
	Sintokogio Ltd.	284,600	1,870,384
#	Soda Nikka Co. Ltd.	109,200	613,646
	Sodick Co. Ltd.	291,300	2,245,580
	Sotetsu Holdings, Inc.	41,600	804,662
	Space Co. Ltd.	96,562	801,489
	S-Pool, Inc.	365,400	4,086,023
	Star Micronics Co. Ltd.	237,300	3,114,472
	Studio Alice Co. Ltd.	56,600	1,070,749
	Subaru Enterprise Co. Ltd.	6,300	452,767
#	Sugimoto & Co. Ltd.	63,900	1,347,700
#	Sumiseki Holdings, Inc.	363,100	501,858
	Sumitomo Densetsu Co. Ltd.	111,200	2,134,542
	Sumitomo Mitsui Construction Co. Ltd.	986,540	4,186,521
# *	Sumitomo Precision Products Co. Ltd.	20,284	415,712
	Sumitomo Warehouse Co. Ltd.	397,900	6,396,925
	Suzumo Machinery Co. Ltd.	2,200	33,563
	SWCC Showa Holdings Co. Ltd.	136,600	2,661,644
#	Tacmina Corp.	14,700	152,177
	Tadano Ltd.	702,900	7,675,718
	Taihei Dengyo Kaisha Ltd.	95,200	2,248,774
	Taiheiyo Kouhatsu, Inc.	43,500	255,249
	Taikisha Ltd.	161,000	4,598,254
	Taisei Oncho Co. Ltd.	14,900	251,655
#	Takadakiko Co. Ltd.	7,500	180,136
	Takamatsu Construction Group Co. Ltd.	106,800	1,873,962
	Takamatsu Machinery Co. Ltd.	41,800	290,507
#	Takamiya Co. Ltd.	137,800	542,275
	Takano Co. Ltd.	53,000	360,671
	Takaoka Toko Co. Ltd.	67,120	869,487
#	Takara & Co. Ltd.	40,155	627,643
	Takara Standard Co. Ltd.	222,600	2,959,363
	Takasago Thermal Engineering Co. Ltd.	297,900	5,449,706
	Takashima & Co. Ltd.	25,200	414,166
	Takeuchi Manufacturing Co. Ltd.	226,400	5,812,673
	Takigami Steel Construction Co. Ltd.	5,300	274,764
#	Takisawa Machine Tool Co. Ltd.	41,700	409,964
	Takuma Co. Ltd.	173,200	2,265,700
	Tanabe Consulting Co. Ltd.	2,400	15,318
#	Tanabe Engineering Corp.	39,500	313,490
	Tanseisha Co. Ltd.	251,749	2,064,471
	Tatsuta Electric Wire & Cable Co. Ltd.	287,400	1,292,711
	TECHNO ASSOCIE Co. Ltd.	50,100	489,054
#	Techno Ryowa Ltd.	68,690	539,151
	Techno Smart Corp.	49,500	721,868
	Teikoku Electric Manufacturing Co. Ltd.	111,000	1,411,372
	Teikoku Sen-I Co. Ltd.	113,000	2,036,744
	Tekken Corp.	84,200	1,346,332
	Tenox Corp.	22,500	170,520
	Teraoka Seisakusho Co. Ltd.	55,700	183,451
	Terasaki Electric Co. Ltd.	25,500	300,705
#	Toa Corp.	101,900	2,236,266
	TOA ROAD Corp.	27,300	1,213,080
#	Toba, Inc.	9,800	212,048
	Tobishima Corp.	123,770	1,162,296

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tocalo Co. Ltd.	387,300	$4,749,398
	Toda Corp.	556,900	3,508,274
	Toenec Corp.	54,400	1,600,971
	Togami Electric Manufacturing Co. Ltd.	17,800	274,726
	TOKAI Holdings Corp.	651,000	4,943,243
	Tokai Lease Co. Ltd.	18,800	265,028
	Tokyo Energy & Systems, Inc.	152,300	1,478,028
#	Tokyo Keiki, Inc.	73,822	650,919
	Tokyo Sangyo Co. Ltd.	130,800	816,101
	Tokyu Construction Co. Ltd.	543,800	3,845,158
#	Toli Corp.	282,400	575,620
	Tomoe Corp.	155,100	622,960
#	Tomoe Engineering Co. Ltd.	51,100	1,022,350
	Tonami Holdings Co. Ltd.	37,500	1,481,780
	Toppan Forms Co. Ltd.	323,800	3,112,963
	Torishima Pump Manufacturing Co. Ltd.	130,700	1,010,084
#	TORQ, Inc.	7,900	15,335
#	Totech Corp.	49,200	1,150,062
	Totetsu Kogyo Co. Ltd.	157,400	3,424,631
	Totoku Electric Co. Ltd.	17,700	460,380
	Toyo Construction Co. Ltd.	520,000	2,602,939
#	Toyo Denki Seizo KK	36,550	344,962
*	Toyo Engineering Corp.	212,178	1,595,393
	Toyo Logistics Co. Ltd.	85,100	249,636
	Toyo Machinery & Metal Co. Ltd.	100,000	473,187
	Toyo Tanso Co. Ltd.	80,600	2,191,148
	Toyo Wharf & Warehouse Co. Ltd.	36,000	454,702
	Trancom Co. Ltd.	48,800	3,424,044
	TRE Holdings Corp.	207,824	3,267,564
#	Trinity Industrial Corp.	36,000	264,736
	Trusco Nakayama Corp.	213,300	5,157,578
	Tsubaki Nakashima Co. Ltd.	270,600	3,789,199
	Tsubakimoto Chain Co.	169,840	5,018,321
	Tsubakimoto Kogyo Co. Ltd.	28,800	976,479
*	Tsudakoma Corp.	17,698	126,114
	Tsugami Corp.	285,300	3,922,354
	Tsukishima Kikai Co. Ltd.	186,600	1,907,793
	Tsurumi Manufacturing Co. Ltd.	126,700	1,952,418
	Ueki Corp.	60,800	792,841
	Union Tool Co.	46,300	1,563,885
	UPR Corp.	4,600	116,910
	Ushio, Inc.	651,100	11,648,428
	UT Group Co. Ltd.	187,200	5,988,258
	Utoc Corp.	102,200	486,890
# *	VisasQ, Inc.	17,700	976,797
	Waida Manufacturing Co. Ltd.	5,100	51,544
	Wakachiku Construction Co. Ltd.	79,300	1,414,827
	Wakita & Co. Ltd.	248,500	2,248,438
#	WDB Holdings Co. Ltd.	64,600	2,036,208
	Weathernews, Inc.	36,500	2,663,708
	Welbe, Inc.	56,500	798,796
	Will Group, Inc.	98,000	1,107,274
	World Holdings Co. Ltd.	50,700	1,266,420
	Yahagi Construction Co. Ltd.	181,400	1,217,185
	YAMABIKO Corp.	226,728	2,470,814
	YAMADA Consulting Group Co. Ltd.	72,700	741,591
	Yamashina Corp.	245,700	170,593
	Yamato Corp.	108,400	746,578
	Yamaura Corp.	12,700	103,432

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Yamazen Corp.	372,600	$3,452,226
#	Yasuda Logistics Corp.	102,000	868,201
	Yokogawa Bridge Holdings Corp.	208,500	4,202,573
	Yondenko Corp.	54,120	806,130
	Yuasa Trading Co. Ltd.	116,400	3,110,845
	Yuken Kogyo Co. Ltd.	20,500	316,595
	Yurtec Corp.	264,600	1,549,947
	Yushin Precision Equipment Co. Ltd.	23,500	158,727
#	Zaoh Co. Ltd.	25,200	393,837
	Zenitaka Corp.	19,200	680,534
	Zuiko Corp.	94,600	730,180

TOTAL INDUSTRIALS			1,032,367,290

INFORMATION TECHNOLOGY — (15.2%)
	A&D Co. Ltd.	129,500	1,149,843
*	Access Co. Ltd.	111,000	869,587
	Ad-sol Nissin Corp.	47,200	865,145
	Adtec Plasma Technology Co. Ltd.	14,800	301,303
*	Advanced Media, Inc.	42,200	286,438
#	AGS Corp.	13,000	108,001
	Ai Holdings Corp.	246,900	4,660,043
	Aichi Tokei Denki Co. Ltd.	18,200	771,019
	Aiphone Co. Ltd.	66,800	1,380,795
*	Allied Telesis Holdings KK	159,400	130,431
	Alpha Systems, Inc.	45,120	1,722,673
	Alps Alpine Co. Ltd.	1,039,300	10,155,061
	Amano Corp.	201,500	4,986,252
#	Anritsu Corp.	636,100	10,548,092
	AOI Electronics Co. Ltd.	27,700	598,428
	Argo Graphics, Inc.	105,300	2,932,229
	Arisawa Manufacturing Co. Ltd.	212,200	1,807,960
	Artiza Networks, Inc.	9,300	101,056
	ArtSpark Holdings, Inc.	206,000	2,131,171
	Asahi Intelligence Service Co. Ltd.	1,300	15,047
	Ascentech KK	32,000	369,396
	Asteria Corp.	54,900	343,235
#	Atled Corp.	15,700	341,884
#	Avant Corp.	123,900	1,732,671
#	Axell Corp.	34,400	218,950
	Base Co. Ltd.	6,100	257,952
	Bell System24 Holdings, Inc.	218,600	2,808,472
*	BrainPad, Inc.	22,000	1,057,158
#	Broadband Tower, Inc.	105,600	191,383
	Broadleaf Co. Ltd.	591,000	2,836,925
	Business Brain Showa-Ota, Inc.	35,700	613,180
	Business Engineering Corp.	1,800	55,613
	CAC Holdings Corp.	75,200	1,063,940
	Canon Electronics, Inc.	128,500	1,768,754
	CDS Co. Ltd.	15,500	210,050
#	Chino Corp.	45,200	558,124
	Citizen Watch Co. Ltd.	1,771,000	7,723,437
*	CMK Corp.	310,300	1,168,406
	Computer Engineering & Consulting Ltd.	170,100	2,025,157
	Computer Institute of Japan Ltd.	94,700	701,958
	Comture Corp.	143,900	3,902,288
	CONEXIO Corp.	98,700	1,264,963
	Core Corp.	45,800	645,457
	Cresco Ltd.	86,500	1,583,015
	CRI Middleware Co. Ltd.	2,300	27,776

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Cube System, Inc.	60,600	$533,100
	Cyber Com Co. Ltd.	10,600	116,374
#	Cyberlinks Co. Ltd.	28,400	313,243
	Cybernet Systems Co. Ltd.	81,500	455,031
	Cybozu, Inc.	150,100	3,561,248
	Daiko Denshi Tsushin Ltd.	37,200	162,556
	Daishinku Corp.	169,596	1,506,203
	Daitron Co. Ltd.	55,600	1,106,332
	Daiwabo Holdings Co. Ltd.	582,700	10,258,415
#	Dawn Corp.	4,000	86,721
	Densan System Holdings Co. Ltd.	41,000	925,811
	Dexerials Corp.	380,600	7,699,247
	Digital Arts, Inc.	75,200	6,140,190
	Digital Garage, Inc.	139,900	6,535,286
	Digital Hearts Holdings Co. Ltd.	87,100	1,385,913
	Digital Information Technologies Corp.	57,500	869,122
	DKK Co. Ltd.	63,400	1,403,162
#	DKK-Toa Corp.	31,400	232,205
	Double Standard, Inc.	34,200	1,099,957
	DTS Corp.	261,000	5,791,247
	Ebase Co. Ltd.	99,600	663,506
	E-Guardian, Inc.	62,600	1,719,517
	Eizo Corp.	105,300	4,027,078
	Elecom Co. Ltd.	221,100	3,381,851
	Elematec Corp.	118,242	1,180,001
#	Enomoto Co. Ltd.	30,200	468,055
	Enplas Corp.	55,400	1,469,168
#	ESPEC Corp.	117,700	2,387,507
	Fenwal Controls of Japan Ltd.	20,500	282,483
	Ferrotec Holdings Corp.	232,000	7,782,329
# *	FFRI Security, Inc.	29,500	423,888
	Fixstars Corp.	97,100	661,717
	Focus Systems Corp.	53,700	478,779
#	Forval Corp.	51,100	519,895
	FTGroup Co. Ltd.	51,000	554,244
	Fuji Soft, Inc.	117,700	5,993,700
	Fukui Computer Holdings, Inc.	55,200	1,991,167
	Furuno Electric Co. Ltd.	157,500	1,685,382
#	Furuya Metal Co. Ltd.	7,600	599,355
	Future Corp.	153,600	4,492,369
	Future Innovation Group, Inc.	11,900	32,800
#	Gig Works, Inc.	40,000	222,771
	GL Sciences, Inc.	45,000	1,079,016
	Glosel Co. Ltd.	113,200	411,944
#	GMO Financial Gate, Inc.	5,700	1,480,332
	GMO GlobalSign Holdings KK	34,100	1,404,343
#	GMO Pepabo, Inc.	7,300	174,235
*	Gunosy, Inc.	2,500	14,366
	Hagiwara Electric Holdings Co. Ltd.	49,500	936,169
	Hakuto Co. Ltd.	87,300	1,491,054
# *	Hennge KK	600	29,672
	Himacs Ltd.	960	9,978
	Hioki EE Corp.	66,400	4,637,769
	Hochiki Corp.	91,500	1,004,925
	Hokuriku Electric Industry Co. Ltd.	40,500	368,222
#	Honda Tsushin Kogyo Co. Ltd.	110,100	440,903
	Hosiden Corp.	338,900	3,573,190
*	Hotto Link, Inc.	55,800	319,337
*	HPC Systems, Inc.	17,700	617,283

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Icom, Inc.	61,000	$1,297,884
	ID Holdings Corp.	76,250	629,801
	Ikegami Tsushinki Co. Ltd.	32,799	221,034
	I’ll, Inc.	19,400	288,072
	Ines Corp.	125,400	1,832,519
	I-Net Corp.	76,490	889,916
	Infocom Corp.	145,400	2,791,729
	Infomart Corp.	610,100	5,953,569
	Information Services International-Dentsu Ltd.	144,100	5,041,688
	Innotech Corp.	100,800	1,265,513
	Intelligent Wave, Inc.	46,700	241,530
	Inter Action Corp.	58,500	1,259,361
	I-O Data Device, Inc.	50,700	403,935
	I-PEX, Inc.	72,100	1,297,847
	Iriso Electronics Co. Ltd.	131,700	6,050,368
	ISB Corp.	50,400	551,489
# *	ITbook Holdings Co. Ltd.	60,900	254,740
	Itfor, Inc.	172,600	1,347,432
	Iwatsu Electric Co. Ltd.	54,900	432,118
	Japan Aviation Electronics Industry Ltd.	314,700	5,217,975
*	Japan Cash Machine Co. Ltd.	141,800	1,067,051
*	Japan Display, Inc.	482,100	144,306
	Japan Electronic Materials Corp.	61,600	1,039,870
	Japan Material Co. Ltd.	435,800	6,060,313
#	Japan System Techniques Co. Ltd.	13,800	269,489
#	Jastec Co. Ltd.	72,900	833,027
#	JBCC Holdings, Inc.	93,400	1,426,249
	JFE Systems, Inc.	8,700	147,430
# *	JIG-SAW, Inc.	17,300	1,190,347
	Kaga Electronics Co. Ltd.	111,000	3,051,057
	Kanematsu Electronics Ltd.	78,500	2,563,922
	KEL Corp.	27,900	295,842
	Koa Corp.	198,800	2,687,432
	Konica Minolta, Inc.	905,700	4,482,932
	KSK Co. Ltd.	3,000	59,023
	Kyoden Co. Ltd.	116,100	541,486
	Kyosan Electric Manufacturing Co. Ltd.	268,600	1,130,170
	Kyowa Electronic Instruments Co. Ltd.	129,800	463,933
	LAC Co. Ltd.	100,100	700,595
	Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827
#	Marubun Corp.	112,200	788,648
	Maruwa Co. Ltd.	59,700	6,691,593
	Maxell Holdings Ltd.	305,000	3,670,144
	MCJ Co. Ltd.	432,800	4,872,753
	Megachips Corp.	115,200	3,642,356
	Meiko Electronics Co. Ltd.	134,500	3,732,495
	Melco Holdings, Inc.	34,200	1,413,388
	Micronics Japan Co. Ltd.	120,200	1,591,487
	Mimaki Engineering Co. Ltd.	113,200	925,791
	Mimasu Semiconductor Industry Co. Ltd.	114,781	2,511,424
	Miraial Co. Ltd.	42,100	583,801
	Miroku Jyoho Service Co. Ltd.	112,800	1,780,957
	Mitachi Co. Ltd.	7,900	70,119
	Mitsubishi Research Institute, Inc.	53,500	1,998,208
	Mitsui High-Tec, Inc.	82,200	6,349,206
	m-up Holdings, Inc.	33,900	1,159,034
#	Mutoh Holdings Co. Ltd.	9,300	131,300
	Nagano Keiki Co. Ltd.	88,600	1,022,057
	Naigai Tec Corp.	7,900	200,109

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nakayo, Inc.	73,100	$871,828
	NEC Networks & System Integration Corp.	60,500	973,473
#	NF Holdings Corp.	25,900	332,350
	Nichicon Corp.	313,500	2,966,798
*	Nihon Dempa Kogyo Co. Ltd.	65,000	531,380
	Nihon Denkei Co. Ltd.	31,800	521,062
*	Nippon Chemi-Con Corp.	125,300	2,354,668
	Nippon Computer Dynamics Co. Ltd.	36,200	226,784
	Nippon Electric Glass Co. Ltd.	515,736	13,168,257
#	Nippon Information Development Co. Ltd.	12,600	167,292
#	Nippon Kodoshi Corp.	51,600	1,490,513
	Nippon Signal Co. Ltd.	314,800	2,722,217
	Nippon Systemware Co. Ltd.	48,600	1,065,894
	Nissha Co. Ltd.	245,700	4,025,079
	Nohmi Bosai Ltd.	145,100	2,661,437
#	NPC, Inc.	30,900	188,972
	NSD Co. Ltd.	508,160	9,682,738
#	Ohara, Inc.	48,700	593,915
	Ohizumi Manufacturing Co. Ltd.	22,800	188,393
	Okaya Electric Industries Co. Ltd.	77,800	235,706
	Oki Electric Industry Co. Ltd.	520,900	4,278,739
	ONO Sokki Co. Ltd.	32,200	147,675
	Optex Group Co. Ltd.	169,820	2,162,977
# *	Optim Corp.	76,200	1,198,131
	Optorun Co. Ltd.	128,700	2,608,860
	Oro Co. Ltd.	31,300	1,036,033
	Osaki Electric Co. Ltd.	281,800	1,389,251
	Oval Corp.	35,600	80,548
	PCA Corp.	35,400	537,612
	PCI Holdings, Inc.	45,300	420,764
	Pipedo HD, Inc.	7,700	215,791
	Poletowin Pitcrew Holdings, Inc.	202,800	1,828,587
	Pro-Ship, Inc.	51,100	733,259
	Relia, Inc.	245,600	2,516,746
	Restar Holdings Corp.	127,900	2,137,746
*	Ricksoft Co. Ltd.	2,000	33,670
	Riken Keiki Co. Ltd.	93,800	2,602,773
	Riso Kagaku Corp.	94,500	1,994,437
#	River Eletec Corp.	35,300	387,768
	Roland DG Corp.	82,600	2,169,901
	Rorze Corp.	68,900	6,603,898
	Ryoden Corp.	95,700	1,514,545
	Ryosan Co. Ltd.	142,200	2,931,433
	Ryoyo Electro Corp.	7,300	152,015
#	Saison Information Systems Co. Ltd.	27,400	467,016
	Sakura Internet, Inc.	131,700	679,516
	Sanken Electric Co. Ltd.	89,100	4,684,365
#	Sanshin Electronics Co. Ltd.	102,700	1,474,397
	Santec Corp.	14,800	177,712
#	Satori Electric Co. Ltd.	79,180	702,255
	Saxa Holdings, Inc.	30,600	386,087
	SB Technology Corp.	65,000	1,789,528
#	Scala, Inc.	102,100	620,289
	Segue Group Co. Ltd.	1,900	12,394
	Seikoh Giken Co. Ltd.	23,900	373,713
	SEMITEC Corp.	8,000	826,429
#	SERAKU Co. Ltd.	24,700	459,711
#	Shibaura Electronics Co. Ltd.	52,100	3,007,895
	Shibaura Mechatronics Corp.	24,100	1,551,850

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Shindengen Electric Manufacturing Co. Ltd.	49,300	$1,755,447
	Shinko Shoji Co. Ltd.	264,600	2,126,597
	Shizuki Electric Co., Inc.	121,600	695,915
	Showa Shinku Co. Ltd.	24,400	330,898
	Sigma Koki Co. Ltd.	28,900	450,855
	Siix Corp.	200,600	2,222,235
	SK-Electronics Co. Ltd.	49,000	396,214
*	Smaregi, Inc.	8,200	261,404
	SMK Corp.	29,199	597,450
#	Softcreate Holdings Corp.	50,000	1,735,882
	Soliton Systems KK	54,100	676,003
#	Solxyz Co. Ltd.	41,000	191,872
	Soshin Electric Co. Ltd.	18,200	125,584
# *	Speee, Inc.	3,600	137,571
	SRA Holdings	72,100	1,842,226
	Sumida Corp.	184,249	2,130,088
# *	Sun*, Inc.	19,500	419,561
	Sun-Wa Technos Corp.	79,800	1,078,616
	Suzuden Corp.	3,400	48,311
	Suzuki Co. Ltd.	73,200	579,365
	System D, Inc.	1,100	13,234
#	System Information Co. Ltd.	54,800	452,888
	System Research Co. Ltd.	29,800	526,293
	System Support, Inc.	19,300	233,588
	Systems Engineering Consultants Co. Ltd.	6,600	130,650
	Systena Corp.	355,300	6,565,859
	Tachibana Eletech Co. Ltd.	110,760	1,496,346
	Takachiho Koheki Co. Ltd.	40,900	437,209
#	TAKEBISHI Corp.	52,200	686,067
#	Tamagawa Holdings Co. Ltd.	7,500	79,504
	Tamura Corp.	444,000	3,050,974
#	Tazmo Co. Ltd.	57,600	848,058
	TDC Soft, Inc.	93,400	1,072,938
*	TeamSpirit, Inc.	1,300	10,813
	TechMatrix Corp.	246,900	3,914,928
#	Techno Horizon Co. Ltd.	56,700	633,054
	Tecnos Japan, Inc.	46,100	246,326
#	Teikoku Tsushin Kogyo Co. Ltd.	51,500	599,176
	Terilogy Co. Ltd.	25,800	90,861
#	TESEC Corp.	22,600	477,626
	TKC Corp.	186,500	5,717,383
	Tobila Systems, Inc.	1,600	15,841
	Toho System Science Co. Ltd.	2,700	23,793
	Tokyo Electron Device Ltd.	45,100	2,736,521
	Tokyo Seimitsu Co. Ltd.	253,800	10,333,728
	Tomen Devices Corp.	17,800	909,114
	Topcon Corp.	684,300	12,200,386
	Torex Semiconductor Ltd.	52,900	1,225,532
	Toshiba TEC Corp.	77,700	3,059,162
	Toukei Computer Co. Ltd.	6,210	256,892
	Towa Corp.	144,600	3,149,409
	Toyo Corp.	149,600	1,414,162
	Transcosmos, Inc.	80,800	2,436,291
#	Tri Chemical Laboratories, Inc.	154,500	4,621,245
	Tsuzuki Denki Co. Ltd.	42,800	681,940
	Ubicom Holdings, Inc.	29,000	737,180
	Uchida Yoko Co. Ltd.	50,500	2,136,365
	ULS Group, Inc.	8,100	399,711
	Ulvac, Inc.	162,300	9,105,840

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Uniden Holdings Corp.	41,500	$1,160,825
	UNITED, Inc.	24,200	360,996
	User Local, Inc.	6,200	99,690
#	V Technology Co. Ltd.	56,900	2,145,739
	VINX Corp.	24,100	214,980
	Visco Technologies Corp.	1,700	25,582
	Wacom Co. Ltd.	990,000	6,404,369
#	Wellnet Corp.	54,900	241,290
# *	WILLs, Inc.	34,200	323,237
	Wow World, Inc.	21,700	332,269
*	Writeup Co. Ltd.	11,400	406,356
#	YAC Holdings Co. Ltd.	62,600	521,055
	Yamaichi Electronics Co. Ltd.	151,900	2,332,104
#	Yashima Denki Co. Ltd.	119,500	1,003,049
	YE DIGITAL Corp.	14,400	65,586
	Yokowo Co. Ltd.	108,500	2,411,348

TOTAL INFORMATION TECHNOLOGY			525,226,600

MATERIALS — (11.9%)
	Achilles Corp.	88,900	1,024,397
	ADEKA Corp.	602,400	13,400,601
	Agro-Kanesho Co. Ltd.	2,300	27,388
	Aichi Steel Corp.	70,200	1,635,430
	Arakawa Chemical Industries Ltd.	110,100	1,200,677
	Araya Industrial Co. Ltd.	20,500	313,666
#	Asahi Holdings, Inc.	464,800	8,295,809
	Asahi Printing Co. Ltd.	25,700	192,420
	Asahi Yukizai Corp.	90,600	1,094,833
	Asahipen Corp.	2,100	33,980
	Asia Pile Holdings Corp.	210,800	857,785
	C Uyemura & Co. Ltd.	72,700	3,004,066
	Carlit Holdings Co. Ltd.	131,200	876,347
	Chuetsu Pulp & Paper Co. Ltd.	49,900	515,181
	Chugoku Marine Paints Ltd.	351,700	2,722,412
	CI Takiron Corp.	291,200	1,552,995
	CK-San-Etsu Co. Ltd.	21,800	655,077
	Dai Nippon Toryo Co. Ltd.	129,600	986,185
	Daicel Corp.	890,600	6,668,160
	Daido Steel Co. Ltd.	170,600	6,536,165
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	1,576,248
	Daiken Corp.	77,000	1,682,656
	Daiki Aluminium Industry Co. Ltd.	178,800	2,602,457
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	84,300	1,948,610
	Daito Chemix Corp.	20,700	225,164
	DIC Corp.	114,800	3,039,533
	DKS Co. Ltd.	50,800	1,538,565
	Dowa Holdings Co. Ltd.	208,205	8,695,455
	Dynapac Co. Ltd.	8,500	103,714
	Fuji Seal International, Inc.	224,600	4,939,291
	Fujikura Kasei Co. Ltd.	167,500	772,484
	Fujimi, Inc.	40,900	2,572,007
#	Fujimori Kogyo Co. Ltd.	106,900	4,395,464
	Fuso Chemical Co. Ltd.	119,600	5,506,462
*	Geostr Corp.	57,100	180,134
	Godo Steel Ltd.	63,600	840,908
	Gun-Ei Chemical Industry Co. Ltd.	31,700	846,170
	Hakudo Co. Ltd.	43,900	1,112,807
	Harima Chemicals Group, Inc.	96,100	736,391
	Hodogaya Chemical Co. Ltd.	43,000	1,832,506

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Hokkan Holdings Ltd.	58,100	$773,121
	Hokko Chemical Industry Co. Ltd.	119,100	1,045,005
	Hokuetsu Corp.	793,299	5,241,724
	Ise Chemicals Corp.	13,000	450,190
#	Ishihara Chemical Co. Ltd.	71,000	915,662
	Ishihara Sangyo Kaisha Ltd.	227,250	2,505,659
*	Ishizuka Glass Co. Ltd.	12,900	244,143
	Japan Pure Chemical Co. Ltd.	500	12,354
	JCU Corp.	137,200	5,510,568
	JSP Corp.	81,100	1,091,320
	Kaneka Corp.	27,300	1,046,926
	Kanto Denka Kogyo Co. Ltd.	288,300	2,651,845
	Katakura & Co-op Agri Corp.	21,500	223,131
	KeePer Technical Laboratory Co. Ltd.	102,400	2,952,905
	KEIWA, Inc.	8,600	355,313
	KH Neochem Co. Ltd.	229,700	5,903,475
#	Kimoto Co. Ltd.	222,300	453,576
	Koatsu Gas Kogyo Co. Ltd.	194,693	1,312,967
	Kobe Steel Ltd.	1,495,100	8,784,296
	Kohsoku Corp.	70,200	995,094
	Konishi Co. Ltd.	215,600	3,353,444
	Konoshima Chemical Co. Ltd.	37,500	963,095
	Krosaki Harima Corp.	30,400	1,258,343
#	Kumiai Chemical Industry Co. Ltd.	264,287	1,970,766
	Kunimine Industries Co. Ltd.	41,700	410,146
	Kureha Corp.	103,950	6,755,486
	Kurimoto Ltd.	60,500	864,318
	Kuriyama Holdings Corp.	78,000	681,028
	Kyoei Steel Ltd.	141,500	1,745,958
	Kyowa Leather Cloth Co. Ltd.	81,300	487,680
	Lintec Corp.	271,800	6,067,515
	Maeda Kosen Co. Ltd.	119,400	3,463,203
	Maruichi Steel Tube Ltd.	157,800	3,585,490
	MEC Co. Ltd.	97,900	2,696,293
#	Mitani Sekisan Co. Ltd.	67,400	4,276,803
	Mitsubishi Materials Corp.	31,400	609,561
*	Mitsubishi Paper Mills Ltd.	277,700	876,682
#	Mitsubishi Steel Manufacturing Co. Ltd.	58,300	590,040
	Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693
#	Molitec Steel Co. Ltd.	83,100	313,474
	MORESCO Corp.	39,800	418,989
	Moriroku Holdings Co. Ltd.	8,000	137,309
	Mory Industries, Inc.	34,700	824,916
	Nakayama Steel Works Ltd.	169,700	644,598
	Nasu Denki Tekko Co. Ltd.	3,000	273,752
	Neturen Co. Ltd.	222,100	1,186,859
	New Japan Chemical Co. Ltd.	117,500	319,770
	Nicca Chemical Co. Ltd.	45,700	381,010
#	Nichia Steel Works Ltd.	138,600	359,210
	Nihon Kagaku Sangyo Co. Ltd.	83,100	994,285
	Nihon Nohyaku Co. Ltd.	243,500	1,144,687
	Nihon Parkerizing Co. Ltd.	521,900	5,207,175
	Nihon Yamamura Glass Co. Ltd.	67,600	516,756
	Nippon Carbide Industries Co., Inc.	46,200	559,688
	Nippon Chemical Industrial Co. Ltd.	46,300	1,191,198
	Nippon Concrete Industries Co. Ltd.	293,100	769,653
#	Nippon Denko Co. Ltd.	767,314	2,476,781
#	Nippon Fine Chemical Co. Ltd.	83,400	1,569,198
	Nippon Kayaku Co. Ltd.	501,700	5,283,942

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Light Metal Holdings Co. Ltd.	376,490	$6,248,701
#	Nippon Paper Industries Co. Ltd.	517,600	5,305,552
	Nippon Pillar Packing Co. Ltd.	134,200	3,275,789
	Nippon Shokubai Co. Ltd.	77,300	4,038,519
	Nippon Soda Co. Ltd.	154,300	4,636,057
	Nippon Yakin Kogyo Co. Ltd.	95,349	2,303,683
	Nitta Gelatin, Inc.	85,500	466,569
	Nittetsu Mining Co. Ltd.	36,300	2,090,878
	Nozawa Corp.	47,500	290,072
	Oat Agrio Co. Ltd.	24,600	458,065
	Okamoto Industries, Inc.	70,500	2,473,979
	Okura Industrial Co. Ltd.	55,200	1,020,700
	Osaka Organic Chemical Industry Ltd.	102,400	3,068,500
	Osaka Soda Co. Ltd.	93,799	2,383,722
	Osaka Steel Co. Ltd.	89,300	912,020
*	OSAKA Titanium Technologies Co. Ltd.	160,600	1,104,040
	Pacific Metals Co. Ltd.	92,999	1,685,691
	Pack Corp.	87,200	2,316,647
	Rasa Industries Ltd.	45,700	748,261
	Rengo Co. Ltd.	675,100	5,119,368
	Riken Technos Corp.	234,800	1,128,465
	Sakai Chemical Industry Co. Ltd.	102,500	1,910,126
	Sakata INX Corp.	285,100	2,754,116
	Sanyo Chemical Industries Ltd.	93,800	4,644,480
	Sanyo Special Steel Co. Ltd.	131,960	2,176,162
	Seiko PMC Corp.	78,300	535,449
	Sekisui Kasei Co. Ltd.	150,000	749,098
	Shikoku Chemicals Corp.	231,100	2,840,009
	Shinagawa Refractories Co. Ltd.	37,800	1,292,706
	Shin-Etsu Polymer Co. Ltd.	286,200	2,585,179
	SK Kaken Co. Ltd.	1,200	398,989
	Soken Chemical & Engineering Co. Ltd.	48,400	753,369
	Stella Chemifa Corp.	65,600	1,646,812
	Sumitomo Bakelite Co. Ltd.	192,800	8,664,946
#	Sumitomo Osaka Cement Co. Ltd.	226,899	6,357,906
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,606,361
	T Hasegawa Co. Ltd.	209,300	5,111,215
#	T&K Toka Co. Ltd.	134,300	954,368
	Taiheiyo Cement Corp.	32,800	696,877
	Taisei Lamick Co. Ltd.	42,300	1,018,272
	Taiyo Holdings Co. Ltd.	229,200	6,127,505
	Takasago International Corp.	87,000	2,267,389
	Takemoto Yohki Co. Ltd.	43,800	361,867
#	Taoka Chemical Co. Ltd.	23,500	360,289
	Tayca Corp.	103,900	1,199,127
	Tenma Corp.	116,800	2,781,682
#	Titan Kogyo Ltd.	5,100	80,138
	Toagosei Co. Ltd.	740,500	8,275,887
*	Toda Kogyo Corp.	1,400	40,087
#	Toho Acetylene Co. Ltd.	12,700	136,871
	Toho Chemical Industry Co. Ltd.	47,000	210,277
	Toho Titanium Co. Ltd.	231,000	2,432,371
#	Toho Zinc Co. Ltd.	89,899	2,457,333
	Tohoku Steel Co. Ltd.	16,300	248,204
	Tokushu Tokai Paper Co. Ltd.	64,258	2,505,743
	Tokuyama Corp.	385,498	6,601,404
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	200,311
*	Tokyo Rope Manufacturing Co. Ltd.	45,400	353,027
	Tokyo Steel Manufacturing Co. Ltd.	615,600	6,850,242

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokyo Tekko Co. Ltd.	61,900	$809,987
*	Tomoegawa Co. Ltd.	29,600	219,252
	Tomoku Co. Ltd.	70,600	1,190,794
	Topy Industries Ltd.	88,200	924,810
	Toyo Gosei Co. Ltd.	31,100	4,326,985
	Toyo Ink SC Holdings Co. Ltd.	240,100	4,228,432
	Toyo Seikan Group Holdings Ltd.	324,300	3,850,750
	Toyobo Co. Ltd.	523,000	6,279,837
	TYK Corp.	148,500	419,885
*	UACJ Corp.	208,841	4,840,357
	Ube Industries Ltd.	430,100	8,013,345
	Valqua Ltd.	108,399	2,187,573
	Vertex Corp.	45,998	1,224,403
	Wavelock Holdings Co. Ltd.	30,900	181,502
#	Wood One Co. Ltd.	40,897	406,321
# *	W-Scope Corp.	31,100	248,910
	Yamato Kogyo Co. Ltd.	253,200	8,489,870
	Yodogawa Steel Works Ltd.	142,600	3,115,848
#	Yotai Refractories Co. Ltd.	119,200	1,342,698
	Yushiro Chemical Industry Co. Ltd.	67,000	704,990

TOTAL MATERIALS			409,401,689

REAL ESTATE — (1.7%)
	AD Works Group Co. Ltd.	219,879	314,801
	Airport Facilities Co. Ltd.	143,970	736,221
	Anabuki Kosan, Inc.	16,400	297,704
	Aoyama Zaisan Networks Co. Ltd.	90,200	931,458
	Apaman Co. Ltd.	75,900	353,134
#	Ardepro Co. Ltd.	70,700	33,548
	Arealink Co. Ltd.	29,600	402,828
#	B-Lot Co. Ltd.	40,000	196,952
	Cosmos Initia Co. Ltd.	94,400	341,036
#	CRE, Inc.	20,300	318,456
	Daibiru Corp.	312,700	4,351,454
#	Dear Life Co. Ltd.	152,600	766,783
	Goldcrest Co. Ltd.	103,270	1,479,651
#	Good Com Asset Co. Ltd.	42,500	508,515
	Grandy House Corp.	95,600	407,699
	Heiwa Real Estate Co. Ltd.	228,000	7,198,186
	Ichigo, Inc.	756,500	2,264,633
*	Japan Asset Marketing Co. Ltd.	1,077,900	992,706
#	Japan Property Management Center Co. Ltd.	86,300	875,501
#	JSB Co. Ltd.	19,500	492,295
	Katitas Co. Ltd.	119,300	4,356,090
	Keihanshin Building Co. Ltd.	214,600	2,680,979
	Loadstar Capital KK	9,200	73,810
# *	Mirainovate Co. Ltd.	285,540	569,079
	Mugen Estate Co. Ltd.	64,200	276,610
	Nippon Commercial Development Co. Ltd.	84,600	1,284,980
	Nisshin Group Holdings Co. Ltd.	210,700	942,246
#	Property Agent, Inc.	9,200	222,816
#	Raysum Co. Ltd.	97,800	618,946
	SAMTY Co. Ltd.	180,350	4,010,535
	Sankyo Frontier Co. Ltd.	24,600	1,182,252
	Sansei Landic Co. Ltd.	29,100	212,886
	Shinoken Group Co. Ltd.	112,600	1,112,802
*	SRE Holdings Corp.	25,400	1,764,552
	Star Mica Holdings Co. Ltd.	87,800	1,162,116
	Starts Corp., Inc.	224,000	5,382,885

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
	Sun Frontier Fudousan Co. Ltd.	202,800	$1,903,107
	Sunnexta Group, Inc.	11,700	112,580
	Takara Leben Co. Ltd.	547,800	1,492,822
	Tenpo Innovation Co. Ltd.	3,100	25,589
	TOC Co. Ltd.	318,850	1,787,536
	Tokyo Rakutenchi Co. Ltd.	19,800	706,541
*	Tokyo Theatres Co., Inc.	47,099	518,617
	Tosei Corp.	202,900	1,950,435
	Urbanet Corp. Co. Ltd.	92,700	252,564
	Yoshicon Co. Ltd.	3,100	31,005

	TOTAL REAL ESTATE		57,897,941

	UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	647,868
	Electric Power Development Co. Ltd.	54,500	720,468
#	eRex Co. Ltd.	194,300	4,449,289
	Hiroshima Gas Co. Ltd.	322,200	1,059,848
#	Hokkaido Electric Power Co., Inc.	1,163,200	4,834,096
	Hokkaido Gas Co. Ltd.	98,500	1,319,254
#	Hokuriku Electric Power Co.	991,200	4,719,864
#	Hokuriku Gas Co. Ltd.	10,100	277,241
	K&O Energy Group, Inc.	100,400	1,438,692
	Nippon Gas Co. Ltd.	684,000	8,484,055
	Okinawa Electric Power Co., Inc.	300,516	3,686,854
	Saibu Gas Holdings Co. Ltd.	223,200	4,557,562
	Shikoku Electric Power Co., Inc.	656,500	4,275,643
	Shizuoka Gas Co. Ltd.	334,900	3,532,655
#	Toell Co. Ltd.	57,500	405,527
	West Holdings Corp.	143,603	8,026,221

	TOTAL UTILITIES		52,435,137

	TOTAL COMMON STOCKS
	Cost ($ 2,886,201,109)		3,387,960,476

			Value†

	SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	5,314,587	61,489,772

	TOTAL INVESTMENTS — (100.0%)
	(Cost $ 2,947,678,139)		$3,449,450,248

ST	Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.

#	Total or Partial Securities on Loan.

*	Non-Income Producing Securities.

††	Security valued using significant unobservable inputs (Level 3).

†	See Note B to Financial Statements.

@	Security purchased with cash collateral received from Securities on Loan.

§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772

TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
*	3P Learning Ltd.	93,233	$98,463
#	5G Networks Ltd.	35,296	24,866
*	A2B Australia Ltd.	335,289	336,166
	Accent Group Ltd.	2,156,788	4,038,158
	Adairs Ltd.	929,029	2,592,949
	Adbri Ltd.	2,286,093	5,145,901
# *	Advance NanoTek Ltd.	9,653	25,602
	AGL Energy Ltd.	1,811,920	7,814,139
*	Ainsworth Game Technology Ltd.	484,397	493,147
# *	Alcidion Group Ltd.	407,251	117,592
# *	Alkane Resources Ltd.	3,127,231	2,097,776
*	Alliance Aviation Services Ltd.	254,500	715,010
	Altium Ltd.	49,728	1,385,255
# * ††	Altura Mining Ltd.	1,171,741	11,573
# *	AMA Group Ltd.	3,939,054	1,447,278
# *	American Pacific Borates Ltd.	10,282	14,229
*	AMP Ltd.	12,893,152	10,548,526
	Ansell Ltd.	244,194	5,846,649
	Appen Ltd.	398,987	3,251,157
*	Arafura Resources Ltd.	4,637,893	773,535
	ARB Corp. Ltd.	521,174	19,195,274
# *	Archer Materials Ltd.	367,184	406,489
# *	Ardent Leisure Group Ltd.	3,156,808	3,568,580
# *	Argosy Minerals Ltd.	1,030,094	226,973
*	Atomos Ltd.	322,939	341,539
	AUB Group Ltd.	496,714	8,186,503
# *	Audinate Group Ltd.	29,694	190,140
# *	Aurelia Metals Ltd.	6,805,751	1,935,915
	Austal Ltd.	2,278,005	3,237,704
	Austin Engineering Ltd.	129,055	22,818
# *	Australian Agricultural Co. Ltd.	3,315,760	3,944,294
#	Australian Ethical Investment Ltd.	129,906	1,342,427
	Australian Finance Group Ltd.	1,528,544	3,038,060
*	Australian Mines Ltd.	11,430,790	207,644
	Australian Pharmaceutical Industries Ltd.	2,800,624	3,181,008
*	Australian Potash Ltd.	426,553	36,901
# *	Australian Strategic Materials Ltd.	493,304	3,963,946
#	Australian Vintage Ltd.	3,159,274	1,984,709
	Auswide Bank Ltd.	135,553	699,858
#	Ava Risk Group Ltd.	27,751	9,422
#	AVJennings Ltd.	5,865,445	2,692,622
# *	AVZ Minerals Ltd.	1,847,793	496,027
* ††	Axsesstoday Ltd.	1,687	1
	Baby Bunting Group Ltd.	694,130	3,093,507
*	Bannerman Energy Ltd.	831,485	203,451
	Bapcor Ltd.	2,189,248	13,204,770
	Base Resources Ltd.	746,976	171,432
*	BCI Minerals Ltd.	1,088,804	415,538
#	Beach Energy Ltd.	7,632,087	8,017,554
	Beacon Lighting Group Ltd.	304,846	502,196
	Beacon Minerals Ltd.	1,286,438	30,829
	Bega Cheese Ltd.	1,973,378	8,082,900
	Bell Financial Group Ltd.	578,495	794,941
*	Bellevue Gold Ltd.	4,080,885	2,627,276
*	Betmakers Technology Group Ltd.	1,239,988	1,152,065
# *	Bigtincan Holdings Ltd.	1,280,517	1,134,987
*	Bionomics Ltd.	160,677	15,249

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Black Rock Mining Ltd.	1,277,236	$203,143
	Blackmores Ltd.	94,090	6,715,355
*	Boss Energy Ltd.	1,063,759	244,834
*	Botanix Pharmaceuticals Ltd.	688,967	31,322
	Bravura Solutions Ltd.	1,850,954	3,899,162
#	Breville Group Ltd.	681,670	15,172,506
	Brickworks Ltd.	486,532	8,731,553
	BWX Ltd.	911,626	3,204,521
*	Byron Energy Ltd.	89,192	9,420
*	Calidus Resources Ltd.	690,973	315,124
*	Calima Energy Ltd.	199,846	34,101
*	Calix Ltd.	399,626	1,566,067
	Capitol Health Ltd.	4,669,615	1,191,282
	Capral Ltd.	24,873	149,591
# *	Capricorn Metals Ltd.	774,872	1,496,820
*	Carbon Revolution Ltd.	44,883	35,542
	Cardno Ltd.	1,141,887	1,307,483
# *	Carnarvon Petroleum Ltd.	4,042,505	1,037,052
	Carsales.com Ltd.	553,743	10,362,825
#	Cash Converters International Ltd.	2,766,362	605,518
# *	Catapult Group International Ltd.	401,552	535,977
††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	445,757	2,008,116
*	Central Petroleum Ltd.	759,474	69,002
††	Centrebet Litigatation	81,336	0
	Centrebet Litigatation	81,336	0
#	Centuria Capital Group	1,210,015	2,940,796
	Challenger Ltd.	2,321,555	12,194,726
*	Champion Iron Ltd.	1,088,458	3,635,725
*	City Chic Collective Ltd.	819,807	3,836,352
#	Class Ltd.	492,033	1,082,402
*	Clean Seas Seafood Ltd.	231,488	109,201
	Cleanaway Waste Management Ltd.	2,233,919	4,543,249
	ClearView Wealth Ltd.	79,552	47,260
	Clinuvel Pharmaceuticals Ltd.	201,161	5,894,864
#	Clover Corp. Ltd.	649,584	784,710
*	Cobalt Blue Holdings Ltd.	345,926	113,762
	Codan Ltd.	670,501	5,112,896
# *	Collection House Ltd.	2,084,920	251,532
	Collins Foods Ltd.	745,683	7,239,549
*	Comet Ridge Ltd.	455,837	41,254
# *	Cooper Energy Ltd.	11,268,438	2,462,545
# *	Core Lithium Ltd.	756,237	327,416
*	Corporate Travel Management Ltd.	650,080	12,044,252
	Costa Group Holdings Ltd.	2,751,728	6,084,280
	Credit Corp. Group Ltd.	442,571	10,527,755
	CSR Ltd.	3,109,441	13,958,892
*	Cynata Therapeutics Ltd.	78,248	36,307
*	Dacian Gold Ltd.	808,363	139,694
*	Danakali Ltd.	618,097	227,582
	Data#3 Ltd.	1,010,106	4,328,836
*	De Grey Mining Ltd.	1,668,250	1,387,786
*	Decmil Group Ltd.	508,303	120,806
# *	Deep Yellow Ltd.	571,545	431,532
	Deterra Royalties Ltd.	1,940,354	5,707,392
*	Develop Global Ltd.	75,746	35,838
#	Dicker Data Ltd.	331,254	3,756,117
	Domain Holdings Australia Ltd.	1,497,814	6,506,081
	Downer EDI Ltd.	2,071,013	9,901,826

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Eagers Automotive Ltd.	775,292	$8,710,647
	Earlypay Ltd.	819,564	284,314
# *	Eclipx Group Ltd.	2,070,131	3,906,097
*	Ecofibre Ltd.	75,087	42,977
# *	Ecograf Ltd.	1,661,115	769,431
	Elanor Investor Group	286,472	463,691
	Elders Ltd.	1,009,369	9,169,814
# *	Electro Optic Systems Holdings Ltd.	454,671	1,095,211
*	Element 25 Ltd.	9,948	12,736
*	Elixir Energy Ltd.	2,250,692	442,807
*	Elmo Software Ltd.	3,116	12,478
	Emeco Holdings Ltd.	2,062,540	1,716,370
# *	EML Payments Ltd.	958,009	2,149,486
*	Energy Resources of Australia Ltd.	361,125	111,555
	Enero Group Ltd.	135,463	404,122
*	EnviroSuite Ltd.	1,131,191	187,897
	EQT Holdings Ltd.	119,114	2,531,775
	Estia Health Ltd.	1,663,088	2,629,983
	Eureka Group Holdings Ltd.	28,507	14,568
*	European Lithium Ltd.	239,881	24,361
	Euroz Ltd.	234,646	287,795
*	EVENT Hospitality & Entertainment Ltd.	546,035	6,759,184
*	Experience Co. Ltd.	75,480	20,510
	FAR Ltd.	127,715	78,955
	Finbar Group Ltd.	322,817	202,147
	Fleetwood Ltd.	513,721	923,513
# *	Flight Centre Travel Group Ltd.	448,941	6,793,392
*	Fluence Corp. Ltd.	116,395	15,747
# *	Freedom Foods Group Ltd.	362,595	128,223
*	Frontier Digital Ventures Ltd.	521,138	708,815
*	Future Metals NL	149,771	20,176
# *	G8 Education Ltd.	5,772,165	4,797,352
# *	Galan Lithium Ltd.	1,338,234	1,275,712
# *	Genetic Signatures Ltd.	118,531	124,063
*	Genex Power Ltd.	799,280	123,741
	Genworth Mortgage Insurance Australia Ltd.	2,014,114	3,499,007
*	Geopacific Resources Ltd.	33,316	7,741
#	Gold Road Resources Ltd.	5,348,824	5,547,749
	GR Engineering Services Ltd.	151,531	201,056
	GrainCorp Ltd., Class A	1,547,172	7,353,101
	Grange Resources Ltd.	1,717,658	740,842
# *	Greenland Minerals Ltd.	1,692,337	154,373
*	GTN Ltd.	15,394	5,975
	GUD Holdings Ltd.	769,603	7,123,001
	GWA Group Ltd.	1,516,127	3,112,270
	Hansen Technologies Ltd.	1,293,047	6,174,732
	Healius Ltd.	3,973,423	14,549,415
# *	Helloworld Travel Ltd.	51,370	105,407
*	Highfield Resources Ltd.	198,321	93,736
	Horizon Oil Ltd.	714,889	49,345
*	Hot Chili Ltd.	2,596,076	93,882
	HT&E Ltd.	1,686,962	2,443,876
#	HUB24 Ltd.	293,685	7,055,708
# *	Humm Group Ltd.	2,480,303	1,654,978
*	IDT Australia Ltd.	568,002	241,713
	IGO Ltd.	284,609	2,084,139
	Iluka Resources Ltd.	1,999,707	14,266,701
	Image Resources NL	371,646	54,523
	Imdex Ltd.	2,736,338	5,913,026

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Immutep Ltd.	218,170	$94,477
# *	ImpediMed Ltd.	417,437	58,073
	Infomedia Ltd.	2,799,017	2,915,593
#	Inghams Group Ltd.	2,191,759	6,148,038
	Intega Group Ltd.	1,127,842	764,773
	Integral Diagnostics Ltd.	1,113,404	3,937,504
*	Integrated Research Ltd.	791,910	907,513
*	Investigator Resources Ltd.	686,170	36,209
#	InvoCare Ltd.	945,502	8,100,895
*	ioneer Ltd.	9,580,838	4,958,516
	IOOF Holdings Ltd.	3,815,495	11,809,268
# *	IOUpay Ltd.	1,476,593	281,813
	IPH Ltd.	1,243,670	8,077,932
	IRESS Ltd.	1,225,060	11,168,044
	iSelect Ltd.	33,051	8,692
# *	iTech Minerals Pty Ltd.	61,274	12,676
	IVE Group Ltd.	580,082	782,036
*	Japara Healthcare Ltd.	1,594,623	1,679,378
# *	Jervois Global Ltd.	88,121	37,781
	Johns Lyng Group Ltd.	843,057	4,120,559
	Jumbo Interactive Ltd.	208,843	2,634,840
#	Jupiter Mines Ltd.	5,368,466	949,277
# *	Kalium Lakes Ltd.	348,799	46,200
# *	Karoon Energy Ltd.	3,575,159	4,919,065
*	KGL Resources Ltd.	143,604	70,480
# *	Kingsgate Consolidated Ltd.	1,079,815	1,308,704
#	Kogan.com Ltd.	451,741	3,405,352
*	Lake Resources NL	3,016,744	2,152,366
††	Lednium Technology Pty Ltd.	195,019	0
*	Legend Mining Ltd.	2,176,273	111,275
#	Lifestyle Communities Ltd.	337,712	5,575,753
	Link Administration Holdings Ltd.	2,206,818	7,266,102
# *	Livetiles Ltd.	344,818	32,761
#	Lovisa Holdings Ltd.	267,240	4,404,921
	Lycopodium Ltd.	42,182	139,594
*	Lynas Rare Earths Ltd.	1,615,350	9,011,232
	MA Financial Group Ltd.	150,840	930,671
	MACA Ltd.	1,622,774	936,880
*	Mach7 Technologies Ltd.	42,643	30,293
	Macmahon Holdings Ltd.	5,696,509	881,273
*	Macquarie Telecom Group Ltd.	8,100	434,465
*	Maggie Beer Holdings Ltd.	213,500	67,302
*	Matador Mining Ltd.	63,503	18,114
*	MaxiPARTS Ltd.	22,360	62,319
# *	Mayne Pharma Group Ltd.	9,518,774	2,439,668
	McMillan Shakespeare Ltd.	519,015	5,370,379
#	McPherson’s Ltd.	653,702	476,136
# *	Medical Developments International Ltd.	100,861	374,373
	Medusa Mining Ltd.	666,839	383,736
*	Megaport Ltd.	511,015	6,915,722
# *	Mesoblast Ltd.	2,382,780	2,867,965
# *	Metals X Ltd.	3,689,106	1,006,282
#	Metcash Ltd.	6,296,220	19,404,717
#	Michael Hill International Ltd.	1,490,263	1,111,847
# *	Mincor Resources NL	1,623,722	1,686,140
*	MMA Offshore Ltd.	1,249,410	411,196
#	MNF Group Ltd.	243,952	1,308,863
#	Monadelphous Group Ltd.	566,488	4,320,825
	Monash IVF Group Ltd.	1,738,681	1,232,837

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Money3 Corp. Ltd.	1,319,770	$3,311,827
*	MoneyMe Ltd.	55,212	87,307
* ††	Morning Star Gold NL	332,749	0
	Motorcycle Holdings Ltd.	85,112	201,357
	Mount Gibson Iron Ltd.	3,904,651	1,242,784
††	Myanmar Metals Ltd.	49,486	9,772
*	Myer Holdings Ltd.	3,915,011	1,596,804
	MyState Ltd.	669,272	2,625,631
# *	Nanosonics Ltd.	931,208	4,184,954
	Navigator Global Investments Ltd.	901,466	1,275,679
# *	Nearmap Ltd.	3,251,840	5,447,079
# *	Neometals Ltd.	1,542,276	1,206,777
	Netwealth Group Ltd.	494,275	6,496,173
*	New Century Resources Ltd.	1,368,711	159,705
#	New Energy Solar	166,241	100,374
#	New Hope Corp. Ltd.	2,522,847	3,822,628
	nib holdings Ltd.	2,951,426	14,861,717
#	Nick Scali Ltd.	406,481	4,431,853
	Nickel Mines Ltd.	2,922,992	2,315,357
	Nine Entertainment Co. Holdings Ltd.	2,055,509	4,304,772
*	Nitro Software Ltd.	66,552	188,135
*	Novonix Ltd.	795,568	4,479,579
*	Noxopharm Ltd.	6,703	2,646
	NRW Holdings Ltd.	3,118,446	4,324,906
*	Nufarm Ltd.	1,868,539	6,153,549
	Objective Corp. Ltd.	41,344	651,081
	OFX Group Ltd.	1,725,518	2,069,627
*	Oklo Resources Ltd.	202,639	19,710
*	OM Holdings Ltd.	499,991	407,426
# *	Omni Bridgeway Ltd.	2,340,733	5,500,579
*	oOh!media Ltd.	3,417,957	4,691,493
*	Opthea Ltd.	748,332	724,072
*	Ora Banda Mining Ltd.	469,099	29,947
	Ora Banda Mining Ltd.	99,291	6,349
*	Orbital Corp. Ltd.	16,624	7,564
*	OreCorp Ltd.	130,901	64,878
*	Orocobre Ltd.	2,264,756	15,294,789
	Orora Ltd.	5,931,076	14,837,472
	Over the Wire Holdings Ltd.	49,802	202,624
	OZ Minerals Ltd.	418,051	7,952,112
	Pacific Current Group Ltd.	274,288	1,571,148
#	Pacific Smiles Group Ltd.	272,678	594,580
	Pact Group Holdings Ltd.	1,422,949	3,325,317
*	Paladin Energy Ltd.	8,765,451	5,825,099
*	Panoramic Resources Ltd.	9,516,699	1,725,741
# *	Pantoro Ltd.	2,479,808	408,279
*	Paradigm Biopharmaceuticals Ltd.	41,528	64,447
*	Peak Resources Ltd.	224,220	12,021
	Peet Ltd.	1,192,399	965,213
	Pendal Group Ltd.	2,058,779	10,413,306
# *	Peninsula Energy Ltd.	3,332,209	668,858
	People Infrastructure Ltd.	224,358	750,001
	Perenti Global Ltd.	4,332,628	3,354,171
	Perpetual Ltd.	376,124	10,750,588
*	Perseus Mining Ltd.	8,114,950	9,622,883
	Pinnacle Investment Management Group Ltd.	437,023	5,683,902
	Platinum Asset Management Ltd.	1,941,364	4,483,164
*	Poseidon Nickel Ltd.	9,770,353	691,281
# *	PPK Group Ltd.	22,761	224,446

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Praemium Ltd.	2,097,349	$1,891,114
	Premier Investments Ltd.	458,786	10,647,565
#	Pro Medicus Ltd.	172,427	6,963,198
	Probiotec Ltd.	59,324	98,516
	Pro-Pac Packaging Ltd.	72,722	12,065
#	Propel Funeral Partners Ltd.	126,331	399,633
# *	Prospect Resources Ltd.	1,167,946	372,224
#	PSC Insurance Group Ltd.	148,932	513,367
	PWR Holdings Ltd.	441,250	3,140,720
*	PYC Therapeutics Ltd.	389,981	40,874
	QANTM Intellectual Property Ltd.	63,524	58,857
	Ramelius Resources Ltd.	4,854,858	5,791,920
*	ReadyTech Holdings Ltd.	174,702	497,108
#	Reckon Ltd.	391,834	304,981
*	Red 5 Ltd.	7,536,119	1,469,236
# *	Redbubble Ltd.	759,347	2,384,618
#	Regis Healthcare Ltd.	932,213	1,379,333
	Regis Resources Ltd.	4,825,314	7,236,274
*	Reject Shop Ltd.	150,958	789,573
	Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122
#	Resimac Group Ltd.	61,439	79,372
# *	Resolute Mining Ltd.	8,007,059	2,516,395
*	Retail Food Group Ltd.	9,756,332	588,384
*	Rex Minerals Ltd.	26,619	5,238
	Ridley Corp. Ltd.	1,862,695	1,864,851
*	RPMGlobal Holdings Ltd.	778,285	1,148,582
# *	Rumble Resources Ltd.	178,014	60,292
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,725,681	11,481,645
*	SciDev Ltd.	122,828	66,526
	SeaLink Travel Group Ltd.	397,469	2,201,979
*	SECOS Group Ltd.	230,520	49,025
	Select Harvests Ltd.	880,705	4,922,645
#	Senex Energy Ltd.	1,216,209	4,063,686
#	Servcorp Ltd.	342,954	1,044,709
	Service Stream Ltd.	3,861,053	2,552,107
# *	Seven West Media Ltd.	5,839,397	2,014,759
#	SG Fleet Group Ltd.	536,168	1,031,205
	Shaver Shop Group Ltd.	582,158	450,477
*	Sheffield Resources Ltd.	129,910	32,306
	Shine Justice Ltd.	53,871	53,707
	Shriro Holdings Ltd.	24,206	19,136
	Sigma Healthcare Ltd.	6,192,917	2,655,513
*	Silex Systems Ltd.	51,736	51,534
# *	Silver Lake Resources Ltd.	5,791,755	7,334,685
# *	Silver Mines Ltd.	1,151,777	188,699
	Sims Ltd.	1,175,465	12,796,166
	SmartGroup Corp. Ltd.	865,067	5,236,968
# *	SomnoMed Ltd.	25,160	49,114
	Southern Cross Electrical Engineering Ltd.	250,621	124,517
	Southern Cross Media Group Ltd.	1,561,488	2,740,131
	Spark Infrastructure Group	10,978,157	23,274,771
# * ††	Speedcast International Ltd.	1,497,915	0
*	Spirit Technology Solutions Ltd.	391,679	79,955
#	SRG Global Ltd.	330,321	128,011
#	St Barbara Ltd.	4,977,669	5,473,442
*	Star Entertainment Grp Ltd.	3,941,041	10,951,914
*	Starpharma Holdings Ltd.	106,110	84,213
	Steadfast Group Ltd.	3,596,653	12,654,068

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Strike Energy Ltd.	3,623,606	$465,726
	Sunland Group Ltd.	1,168,149	2,365,388
# *	Sunrise Energy Metals Ltd.	8,693	12,440
*	Sunstone Metals Ltd.	1,366,035	69,074
	Super Retail Group Ltd.	1,085,264	10,646,830
*	Superloop Ltd.	1,763,737	1,715,468
*	Syrah Resources Ltd.	3,222,455	3,071,116
	Tassal Group Ltd.	1,531,815	4,103,350
	Technology One Ltd.	1,674,190	15,547,005
# *	Temple & Webster Group Ltd.	225,148	2,169,205
* ††	Tiger Resources Ltd.	9,447,997	1,421
	Tribune Resources Ltd.	14,725	54,519
# *	Tyro Payments Ltd.	2,006,948	6,130,610
	United Malt Grp Ltd.	1,771,214	5,420,371
*	Uniti Group Ltd.	2,112,317	6,509,992
	VGI Partners Ltd.	7,907	29,526
††	Virgin Australia Holdings Ltd.	7,648,897	0
	Virtus Health Ltd.	589,189	2,468,172
	Vita Group Ltd.	865,126	540,169
Ω	Viva Energy Group Ltd.	3,849,100	6,781,472
# *	Viva Leisure Ltd.	84,215	144,962
# *	Vmoto Ltd.	267,457	83,996
# *	Volpara Health Technologies Ltd.	225,102	203,202
*	VRX Silica Ltd.	1,325,475	199,075
*	Wagners Holding Co. Ltd.	122,838	165,171
*	Walkabout Resources Ltd.	632,601	95,635
# *	Warrego Energy Ltd.	86,865	8,890
*	Webjet Ltd.	2,061,672	9,866,315
*	West African Resources Ltd.	4,328,674	4,205,910
	West African Resources Ltd.	495,169	484,238
	Western Areas Ltd.	2,254,139	5,397,436
	Westgold Resources Ltd.	2,445,087	3,577,865
# *	Whispir Ltd.	121,430	211,291
*	Whitehaven Coal Ltd.	5,382,983	10,652,888
*	Widgie Nickel Ltd.	265,653	45,963
*	Wiluna Mining Corp. Ltd.	48,336	37,372
# *	Zip Co. Ltd.	1,986,170	9,816,301

TOTAL AUSTRALIA			1,109,683,609

CHINA — (0.0%)
*	FIH Mobile Ltd.	611,000	95,045
	TK Group Holdings Ltd.	116,000	43,918

TOTAL CHINA			138,963

HONG KONG — (21.0%)
*	Aceso Life Science Group Ltd.	18,044,400	467,944
	Aeon Credit Service Asia Co. Ltd.	986,000	635,668
	Allied Group Ltd.	12,302,000	4,523,242
	Analogue Holdings Ltd.	532,000	121,781
	APAC Resources Ltd.	3,766,513	628,575
# *	Apollo Future Mobility Group Ltd.	8,436,000	583,791
*	Applied Development Holdings Ltd.	13,430,000	174,946
*	Arts Optical International Holdings Ltd.	322,000	28,650
	Asia Financial Holdings Ltd.	2,118,908	946,128
	Asia Standard Hotel Group Ltd.	3,601,654	92,941
	Asia Standard International Group Ltd.	12,088,917	1,423,635
*	Asiasec Properties Ltd.	1,913,000	400,443
	ASM Pacific Technology Ltd.	1,406,800	15,222,149

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Associated International Hotels Ltd.	952,000	$1,584,926
	Automated Systems Holdings Ltd.	340,400	58,584
	Bank of East Asia Ltd.	2,803,600	4,604,266
††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	231,167
*	Blue River Holdings Ltd.	4,005,194	126,634
Ω	BOC Aviation Ltd.	563,000	4,926,685
	BOCOM International Holdings Co. Ltd.	1,889,000	423,369
#	BOE Varitronix Ltd.	3,807,293	4,271,261
††	Brightoil Petroleum Holdings Ltd.	9,034,000	326,620
	Build King Holdings Ltd.	630,000	80,165
	Cafe de Coral Holdings Ltd.	3,056,000	5,576,532
# *	Cathay Pacific Airways Ltd.	3,131,000	2,888,524
*	Century City International Holdings Ltd.	7,111,460	398,445
#	CGN Mining Co. Ltd.	5,570,000	728,977
	Chen Hsong Holdings.	1,296,000	390,576
	Cheuk Nang Holdings Ltd.	771,714	256,469
	Chevalier International Holdings Ltd.	820,989	1,026,869
*	China Baoli Technologies Holdings Ltd.	114,750	5,598
# *	China Best Group Holding Ltd.	1,274,998	66,521
*	China Display Optoelectronics Technology Holdings Ltd.	6,152,000	473,392
*	China Energy Development Holdings Ltd.	55,346,000	1,209,424
	China Motor Bus Co. Ltd.	75,200	1,015,188
* ††	China Solar Energy Holdings Ltd.	1,669,500	7,242
# *	China Star Entertainment Ltd.	11,170,000	1,521,720
*	China Strategic Holdings Ltd.	80,821,250	509,141
	China Tonghai International Financial Ltd.	1,300,000	33,457
	Chinese Estates Holdings Ltd.	2,943,500	1,418,916
	Chinney Investments Ltd.	1,180,000	249,705
	Chow Sang Sang Holdings International Ltd.	2,417,000	3,433,775
	Chuang’s China Investments Ltd.	8,811,407	434,062
	Chuang’s Consortium International Ltd.	7,519,043	840,790
	CITIC Telecom International Holdings Ltd.	13,126,125	4,650,291
#	CK Life Sciences Int’l Holdings, Inc.	18,634,000	1,743,650
#	CMBC Capital Holdings Ltd.	17,640,000	214,877
	C-Mer Eye Care Holdings Ltd.	1,724,000	1,679,295
	CNQC International Holdings Ltd.	10,000	884
	CNT Group Ltd.	7,979,264	405,342
#	Convenience Retail Asia Ltd.	1,026,000	101,421
# *	Cowell e Holdings, Inc.	407,000	316,487
Ω	Crystal International Group Ltd.	210,500	67,071
	CSI Properties Ltd.	47,866,383	1,360,019
	Dah Sing Banking Group Ltd.	3,764,716	3,601,876
	Dah Sing Financial Holdings Ltd.	1,436,144	4,451,703
	Dickson Concepts International Ltd.	1,591,000	821,463
*	Digital Domain Holdings Ltd.	231,000	19,352
*	Dingyi Group Investment Ltd.	300,000	3,733
	Dynamic Holdings Ltd.	160,000	242,435
	Eagle Nice International Holdings Ltd.	2,166,000	1,280,878
#	EC Healthcare	1,377,097	1,980,767
	EcoGreen International Group Ltd.	1,994,640	433,994
*	Emperor Capital Group Ltd.	30,219,000	445,997
	Emperor Entertainment Hotel Ltd.	4,840,000	576,672
	Emperor International Holdings Ltd.	10,584,753	1,473,093
	Emperor Watch & Jewellery Ltd.	25,160,000	580,809
*	Energy International Investments Holdings Ltd.	1,960,000	17,886
*	ENM Holdings Ltd.	14,752,000	1,154,691
*	Esprit Holdings Ltd.	10,942,825	937,931
*	Eternity Investment Ltd.	820,000	23,160

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	EuroEyes International Eye Clinic Ltd.	210,000	$267,502
#	Fairwood Holdings Ltd.	805,600	1,709,749
	Far East Consortium International Ltd.	12,207,827	4,025,734
	First Pacific Co. Ltd.	15,728,000	6,282,684
*	First Shanghai Investments Ltd.	5,568,000	181,907
# * Ω	FIT Hon Teng Ltd.	1,652,000	331,251
# * Ω	Fosun Tourism Group.	176,600	219,969
	Fountain SET Holdings Ltd.	6,120,000	1,097,290
	Four Seas Mercantile Holdings Ltd.	610,000	226,553
*	Freeman Fintech Corp. Ltd.	13,680,000	29,714
#	FSE Lifestyle Services Ltd.	599,000	512,111
# *	GBA Holdings Ltd.	18,640,000	23,957
	GDH Guangnan Holdings Ltd.	2,083,600	181,911
*	Genting Hong Kong Ltd.	5,824,000	513,907
	Get Nice Financial Group Ltd.	2,438,600	239,143
	Giordano International Ltd.	8,346,000	1,628,418
	Glorious Sun Enterprises Ltd.	3,932,000	414,282
	Gold Financial Holdings Ltd.	9,580,000	0
*	Gold Peak Industries Holdings Ltd.	3,029,642	250,545
	Golden Resources Development International Ltd.	4,082,500	293,541
* ††	Good Resources Holdings Ltd.	6,860,000	14,019
*	Goodbaby International Holdings Ltd.	5,972,000	867,066
*	GR Properties Ltd.	1,726,000	221,530
	Great Eagle Holdings Ltd.	1,089,446	2,997,493
*	Greentech Technology International Ltd.	11,720,000	143,657
*	G-Resources Group Ltd.	2,817,810	1,067,197
	Guoco Group Ltd.	2,000	23,371
	Guotai Junan International Holdings Ltd.	30,684,797	4,451,471
	Haitong International Securities Group Ltd.	20,434,400	4,697,146
	Hang Lung Group Ltd.	2,670,000	6,251,940
	Hanison Construction Holdings Ltd.	2,713,649	465,876
*	Hans Energy Co. Ltd.	2,208,000	109,774
#	Harbour Centre Development Ltd.	935,500	838,633
*	HK Asia Holdings Ltd.	226,000	121,992
	HKBN Ltd.	3,809,500	4,564,248
	HKR International Ltd.	7,078,969	2,824,590
	Hon Kwok Land Investment Co. Ltd.	388,800	154,965
*	Hong Kong ChaoShang Group Ltd.	1,440,000	165,139
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	713,720
	Hong Kong Technology Venture Co. Ltd.	1,973,000	2,969,489
*	Hongkong & Shanghai Hotels Ltd.	3,625,989	3,298,049
	Hongkong Chinese Ltd.	5,038,000	389,576
Ω	Honma Golf Ltd.	1,060,000	473,343
††	Hsin Chong Group Holdings Ltd.	10,243,403	86,366
*	Huafa Property Services Group Co. Ltd.	6,380,000	148,309
	Huasheng International Holding Ltd.	11,350,000	1,846,952
	Hung Hing Printing Group Ltd.	2,940,000	480,639
# *	Huobi Technology Holdings Ltd.	296,000	377,321
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	1,933,943
Ω	Hygeia Healthcare Holdings Co. Ltd.	235,000	2,063,005
*	Hypebeast Ltd.	2,635,000	388,008
	Hysan Development Co. Ltd.	2,302,000	7,991,549
# *	I-CABLE Communications Ltd.	4,080,000	35,658
	IGG, Inc.	8,547,000	7,946,770
*	Imagi International Holdings Ltd.	2,516,984	232,263
Ω	Impro Precision Industries Ltd.	340,000	104,127
	International Housewares Retail Co. Ltd.	2,042,000	708,850
*	IPE Group Ltd.	3,345,000	407,386
*	IRC Ltd.	35,846,266	1,144,279

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ITC Properties Group Ltd.	5,873,292	$783,924
	Jacobson Pharma Corp. Ltd.	3,616,000	270,991
	Johnson Electric Holdings Ltd.	2,868,054	6,348,320
	K Wah International Holdings Ltd.	1,588,000	635,222
*	Kader Holdings Co. Ltd.	378,000	21,162
*	Kam Hing International Holdings Ltd.	144,000	7,507
	Karrie International Holdings Ltd.	2,932,000	595,166
# *	Keck Seng Investments Hong Kong Ltd.	912,600	426,977
#	Kerry Logistics Network Ltd.	4,063,500	9,853,152
	Kerry Properties Ltd.	2,021,000	5,712,759
	Kingmaker Footwear Holdings Ltd.	1,878,955	210,166
#	Kowloon Development Co. Ltd.	3,057,000	3,619,142
*	KuangChi Science Ltd.	3,714,000	109,654
*	Kwoon Chung Bus Holdings Ltd.	44,000	12,303
*	Lai Sun Development Co. Ltd.	2,615,694	1,372,977
*	Lai Sun Garment International Ltd.	998,295	507,466
	Lam Soon Hong Kong Ltd.	325,310	649,896
*	Landing International Development Ltd.	6,932,800	213,543
	Landsea Green Properties Co. Ltd.	3,016,000	189,960
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	447,257
*	Lifestyle International Holdings Ltd.	3,577,000	1,871,916
	Lippo China Resources Ltd.	17,982,000	293,344
	Lippo Ltd.	1,161,700	408,457
	Liu Chong Hing Investment Ltd.	1,531,200	1,574,343
	L’Occitane International SA	2,278,500	8,149,516
	Luk Fook Holdings International Ltd.	3,577,000	9,748,695
	Lung Kee Bermuda Holdings	1,491,875	697,604
*	Magnificent Hotel Investment Ltd.	13,170,000	195,547
	Man Wah Holdings Ltd.	839,600	1,299,400
*	Mason Group Holdings Ltd.	111,713,399	345,155
	Master Glory Group Ltd.	972,981	6,103
	Matrix Holdings Ltd.	1,067,414	357,386
#	MECOM Power & Construction Ltd.	5,288,000	2,445,919
*	Meilleure Health International Industry Group Ltd.	2,262,000	130,171
	Melbourne Enterprises Ltd.	39,500	741,574
*	Melco International Development Ltd.	2,503,000	3,250,914
*	Midland Holdings Ltd.	2,901,987	419,917
	Ming Fai International Holdings Ltd.	1,728,000	110,222
#	Miramar Hotel & Investment	1,144,000	1,920,396
	Modern Dental Group Ltd.	2,354,000	1,996,669
*	Mongolian Mining Corp.	390,000	105,374
	NagaCorp Ltd.	3,872,000	3,553,859
#	Nameson Holdings Ltd.	7,744,000	534,562
	Nanyang Holdings Ltd.	133,500	672,210
	National Electronics Hldgs	2,668,600	367,946
* ††	National United Resources Holdings Ltd.	18,280,000	62,496
*	Neo-Neon Holdings Ltd.	2,315,500	142,571
# *	NewOcean Energy Holdings Ltd.	7,246,000	247,374
#	Nissin Foods Co. Ltd.	1,191,000	886,477
#	NWS Holdings Ltd.	6,214,000	6,170,724
	Oriental Watch Holdings	2,809,611	1,493,815
*	Oshidori International Holdings Ltd.	20,024,400	1,434,749
††	Pacific Andes International Holdings Ltd.	19,435,067	68,443
	Pacific Basin Shipping Ltd.	32,170,000	14,846,663
*	Pacific Century Premium Developments Ltd.	457,240	37,544
	Pacific Textiles Holdings Ltd.	7,715,000	3,852,957
	Pak Fah Yeow International Ltd.	5,000	1,077
*	Paliburg Holdings Ltd.	3,180,830	828,173
# *	Paradise Entertainment Ltd.	3,672,000	415,444

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	PC Partner Group Ltd.	1,752,000	$2,218,334
	PCCW Ltd.	13,174,545	6,782,641
# ††	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,681
	Pentamaster International Ltd.	1,550,000	222,866
#	Perfect Medical Health Management Ltd.	3,063,000	2,322,802
	Pico Far East Holdings Ltd.	5,142,000	851,297
	Playmates Holdings Ltd.	7,082,000	739,155
	Plover Bay Technologies Ltd.	2,160,000	784,361
	Pokfulam Development Co. Ltd.	62,000	91,677
*	PT International Development Co. Ltd.	8,347,150	364,951
	Public Financial Holdings Ltd.	2,848,000	896,309
††	PYXIS Group Ltd.	1,936,000	0
* Ω	Razer, Inc.	11,925,000	2,864,385
*	Regal Hotels International Holdings Ltd.	2,953,800	1,207,647
Ω	Regina Miracle International Holdings Ltd.	1,983,000	942,234
*	Renco Holdings Group Ltd.	103,000	1,621
# *	Sa Sa International Holdings Ltd.	5,060,960	1,105,812
	Safety Godown Co. Ltd.	1,200,000	540,552
* Ω	Samsonite International SA	2,004,900	4,312,560
	SAS Dragon Holdings Ltd.	2,182,000	1,284,082
	SEA Holdings Ltd.	1,657,523	1,189,590
*	Shangri-La Asia Ltd.	3,320,000	2,700,617
#	Shenwan Hongyuan HK Ltd.	3,511,250	442,088
*	Shun Ho Property Investments Ltd.	1,254,757	201,695
*	Shun Tak Holdings Ltd.	11,609,419	3,173,677
*	Sincere Watch Hong Kong Ltd.	1,400,000	9,066
	Sing Tao News Corp. Ltd.	1,974,000	162,745
#	Singamas Container Holdings Ltd.	8,118,000	955,964
# *	SJM Holdings Ltd.	5,597,000	4,162,598
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,168,509
	Solomon Systech International Ltd.	10,960,000	1,065,676
	Soundwill Holdings Ltd.	600,500	598,850
*	South China Holdings Co. Ltd.	17,774,502	201,540
	Stella International Holdings Ltd.	2,697,500	3,222,825
# *	Summit Ascent Holdings Ltd.	7,364,000	468,945
	Sun Hung Kai & Co. Ltd.	5,183,429	2,692,847
	SUNeVision Holdings Ltd.	2,552,000	2,343,097
	TAI Cheung Holdings Ltd.	2,329,000	1,460,587
	Tai Sang Land Development Ltd.	798,910	420,484
#	Tan Chong International Ltd.	1,176,000	305,595
#	Tao Heung Holdings Ltd.	1,396,000	157,605
*	Television Broadcasts Ltd.	1,972,400	1,533,764
*	Termbray Industries International Holdings Ltd.	1,310,900	41,150
	Texhong Textile Group Ltd.	126,500	188,756
	Texwinca Holdings Ltd.	4,008,000	820,770
# *	Theme International Holdings Ltd.	11,240,000	1,373,391
	Tian Teck Land Ltd.	1,024,000	670,348
*	Town Health International Medical Group Ltd.	3,656,115	258,920
	Tradelink Electronic Commerce Ltd.	6,126,000	880,941
	Transport International Holdings Ltd.	1,576,602	2,667,619
*	Trendzon Holdings Group Ltd.	3,336,000	415,906
	United Laboratories International Holdings Ltd.	6,644,000	4,220,394
*	Universal Technologies Holdings Ltd.	1,730,000	44,715
††	Untrade Convoy	32,922,000	132,441
††	Untrade CW Group Holdings	1,361,500	7,577
††	Untrade Mh Development NPV	3,238,000	90,517
††	Untrade.Burwill	37,300,960	63,762
* ††	Up Energy Development Group Ltd.	3,929,000	12,221

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Value Convergence Holdings Ltd.	2,428,000	$128,755
#	Value Partners Group Ltd.	5,740,000	2,938,390
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,981
	Vedan International Holdings Ltd.	3,576,000	362,848
#	Vitasoy International Holdings Ltd.	2,731,000	6,582,983
*	Vobile Group Ltd.	3,598,000	3,165,704
# Ω	VPower Group International Holdings Ltd.	4,895,397	956,760
	VSTECS Holdings Ltd.	6,261,600	5,909,042
	VTech Holdings Ltd.	1,345,100	10,357,891
	Wai Kee Holdings Ltd.	6,658,738	3,199,986
	Wang On Group Ltd.	41,740,000	391,333
*	Wealthking Investments Ltd.	7,296,000	680,292
	Wing On Co. International Ltd.	759,000	1,744,764
#	Wing Tai Properties Ltd.	2,187,331	1,181,787
	YGM Trading Ltd.	44,000	10,299
*	YT Realty Group Ltd.	1,968,124	441,126
	YTO Express Holdings Ltd.	716,000	307,652
*	Yue Yuen Industrial Holdings Ltd.	2,428,000	5,153,942
# *	Yunfeng Financial Group Ltd.	612,000	163,223
#	Zensun Enterprises Ltd.	816,000	463,737
*	Zhaobangji Properties Holdings Ltd.	856,000	53,360

TOTAL HONG KONG			391,041,411

NEW ZEALAND — (6.5%)
*	AFT Pharmaceuticals Ltd.	22,057	64,761
*	Air New Zealand Ltd.	421,967	505,363
	Arvida Group Ltd.	944,332	1,350,442
	Briscoe Group Ltd.	29,096	144,349
	Chorus Ltd.	2,826,320	12,906,707
	Colonial Motor Co. Ltd.	144,588	1,096,749
#	Comvita Ltd.	50,282	133,917
	Delegat Group Ltd.	6,400	67,000
# *	Eroad Ltd.	24,092	91,587
#	Freightways Ltd.	976,177	9,063,774
	Genesis Energy Ltd.	939,415	2,194,961
# *	Gentrack Group Ltd.	71,302	98,623
	Hallenstein Glasson Holdings Ltd.	319,156	1,602,096
	Heartland Group Holdings Ltd.	2,110,558	3,552,308
	Infratil Ltd.	3,435,660	20,385,406
#	Investore Property Ltd.	567,273	765,388
	Kathmandu Holdings Ltd.	2,509,713	2,858,706
	Mainfreight Ltd.	156,515	10,085,924
*	Millennium & Copthorne Hotels New Zealand Ltd.	366,312	610,655
	Napier Port Holdings Ltd.	46,155	101,233
# *	NEW Zealand King Salmon Investments Ltd.	63,420	65,028
# *	New Zealand Refining Co. Ltd.	931,091	565,900
	NZME Ltd.	945,851	792,045
#	NZX Ltd.	1,462,869	1,815,794
	Oceania Healthcare Ltd.	1,212,994	1,215,710
# *	Pacific Edge Ltd.	1,268,695	1,337,128
	PGG Wrightson Ltd.	120,785	390,175
*	Plexure Group Ltd.	27,580	11,052
# *	Pushpay Holdings Ltd.	2,728,665	3,720,801
*	Rakon Ltd.	121,779	133,627
*	Restaurant Brands New Zealand Ltd.	165,154	1,843,578
††	Richina Pacific Ltd.	274,180	0
# *	Sanford Ltd.	373,306	1,351,964
#	Scales Corp. Ltd.	436,710	1,677,458
	Scott Technology Ltd.	47,901	113,934

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Serko Ltd.	112,431	$630,094
	Skellerup Holdings Ltd.	788,235	3,519,333
*	SKY Network Television Ltd.	313,454	426,139
	SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406
	Steel & Tube Holdings Ltd.	575,667	491,534
	Summerset Group Holdings Ltd.	985,298	10,250,669
# *	Synlait Milk Ltd.	449,820	1,160,836
# *	Tourism Holdings Ltd.	705,776	1,389,954
	TOWER Ltd.	2,257,219	1,027,282
#	Trustpower Ltd.	237,979	1,267,444
	Turners Automotive Group Ltd.	109,772	342,868
# *	Vista Group International Ltd.	465,639	844,580
	Warehouse Group Ltd.	360,516	1,041,649
	Z Energy Ltd.	1,685,119	4,349,071

TOTAL NEW ZEALAND			120,778,002

SINGAPORE — (10.5%)
* ††	Abterra Ltd.	230,320	1,247
	Accordia Golf Trust	5,267,200	0
	AEM Holdings Ltd.	798,900	2,488,093
# *	Amara Holdings Ltd.	974,800	271,884
	Ascendas India Trust	5,500,000	5,682,306
#	Avarga Ltd.	2,626,500	573,752
# *	Banyan Tree Holdings Ltd.	783,400	197,733
# * ††	Best World International Ltd.	2,911,550	545,821
#	Bonvests Holdings Ltd.	950,000	662,645
	Boustead Singapore Ltd.	2,200,482	1,666,105
#	Bukit Sembawang Estates Ltd.	1,207,603	4,687,060
	Bund Center Investment Ltd.	659,825	251,226
# *	Centurion Corp. Ltd.	1,405,100	344,044
#	China Aviation Oil Singapore Corp. Ltd.	2,623,199	1,947,194
	China Sunsine Chemical Holdings Ltd.	3,754,300	1,419,217
#	Chip Eng Seng Corp. Ltd.	3,787,600	1,205,226
#	Chuan Hup Holdings Ltd.	3,937,600	744,973
	Civmec Ltd.	162,700	85,560
	ComfortDelGro Corp. Ltd.	7,004,400	8,118,014
# *	COSCO Shipping International Singapore Co. Ltd.	6,883,000	1,404,224
# *	Creative Technology Ltd.	321,100	505,736
#	CSE Global Ltd.	2,544,600	971,722
#	Dasin Retail Trust	296,700	101,200
#	Del Monte Pacific Ltd.	2,230,164	643,430
#	Delfi Ltd.	979,700	558,874
††	DMX Technologies Group Ltd.	2,096,000	0
# * ††	Ezion Holdings Ltd.	9,845,878	59,141
# * ††	Ezra Holdings Ltd.	8,161,986	12,468
#	Far East Orchard Ltd.	1,230,903	1,015,410
#	First Resources Ltd.	5,495,400	7,249,425
#	First Sponsor Group Ltd.	484,728	484,951
#	Food Empire Holdings Ltd.	1,450,100	882,021
	Fraser & Neave Ltd.	301,200	323,893
	Frencken Group Ltd.	1,854,400	3,147,646
#	Fu Yu Corp. Ltd.	3,744,900	804,963
*	Gallant Venture Ltd.	5,386,600	515,048
#	Geo Energy Resources Ltd.	3,758,000	950,569
#	GK Goh Holdings Ltd.	1,462,565	1,225,122
#	Golden Agri-Resources Ltd.	37,540,100	7,362,536
*	Golden Energy & Resources Ltd.	763,800	201,161
*	GP Industries Ltd.	447,609	195,830
#	GuocoLand Ltd.	1,910,914	2,410,022

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# *	Halcyon Agri Corp. Ltd.	1,635,533	$321,260
	Hanwell Holdings Ltd.	1,562,419	475,263
	Haw Par Corp. Ltd.	385,000	3,597,935
#	Hiap Hoe Ltd.	498,000	243,610
	Ho Bee Land Ltd.	1,633,500	3,412,989
#	Hong Fok Corp. Ltd.	3,457,994	2,023,620
††	Hong Fok Land Ltd.	1,210,000	0
#	Hong Leong Asia Ltd.	1,850,900	1,156,422
#	Hong Leong Finance Ltd.	1,002,000	1,790,242
	Hotel Grand Central Ltd.	1,632,854	1,272,691
#	Hour Glass Ltd.	1,806,732	2,620,806
	HRnetgroup Ltd.	130,100	78,729
	Hutchison Port Holdings Trust	24,983,000	5,381,588
	Hwa Hong Corp. Ltd.	2,123,500	537,125
# * ††	Hyflux Ltd.	3,707,700	228,208
#	iFAST Corp. Ltd.	854,900	5,498,498
*	Indofood Agri Resources Ltd.	3,097,300	758,406
#	InnoTek Ltd.	336,600	191,884
#	ISDN Holdings Ltd.	378,544	174,025
#	Japfa Ltd.	3,020,210	1,539,373
# ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
# ††	k1 Ventures Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,128,646	7,523,026
	Koufu Group Ltd.	193,700	94,067
	KSH Holdings Ltd.	1,278,300	341,239
#	Low Keng Huat Singapore Ltd.	949,800	337,956
	Lum Chang Holdings Ltd.	1	0
*	Mandarin Oriental International Ltd.	1,481,300	3,442,162
#	Metro Holdings Ltd.	3,045,192	1,728,070
	Mewah International, Inc.	89,000	26,148
#	Micro-Mechanics Holdings Ltd.	98,700	242,223
# * ††	Midas Holdings Ltd.	8,576,553	228,963
# *	mm2 Asia Ltd.	7,042,000	309,091
	NetLink NBN Trust	2,903,200	2,195,058
#	NSL Ltd.	409,900	246,722
# *	Oceanus Group Ltd.	8,888,300	264,276
#	OUE Ltd.	2,165,100	2,217,865
#	Oxley Holdings Ltd.	7,895,363	1,171,154
	Pacific Century Regional Developments Ltd.	179,000	49,793
	Pan-United Corp. Ltd.	2,435,750	550,931
#	Propnex Ltd.	326,000	462,093
#	Q&M Dental Group Singapore Ltd.	1,886,160	791,506
#	QAF Ltd.	1,625,480	1,056,570
*	Raffles Education Corp. Ltd.	3,525,323	202,469
	Raffles Medical Group Ltd.	7,677,232	7,808,858
#	Riverstone Holdings Ltd.	2,738,600	1,748,740
*	Roxy-Pacific Holdings Ltd.	505,740	176,851
#	SBS Transit Ltd.	839,000	1,874,300
	Sembcorp Industries Ltd.	6,027,400	8,995,759
# *	Sembcorp Marine Ltd.	102,331,679	5,998,526
	Sheng Siong Group Ltd.	4,752,300	5,011,321
*	SHS Holdings Ltd.	2,175,300	249,980
# *	SIA Engineering Co. Ltd.	1,802,600	2,902,951
#	SIIC Environment Holdings Ltd.	5,890,920	986,743
#	Sinarmas Land Ltd.	7,118,700	1,429,996
	Sing Holdings Ltd.	1,579,500	444,580
	Sing Investments & Finance Ltd.	350,675	383,926
	Singapore Land Group Ltd.	101,169	202,771
	Singapore Post Ltd.	11,581,800	5,630,069

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Press Holdings Ltd.	7,439,300	$10,978,277
	Singapore Shipping Corp. Ltd.	1,640,700	335,346
#	Stamford Land Corp. Ltd.	3,272,400	1,225,339
#	StarHub Ltd.	5,788,500	5,325,579
	Straco Corp. Ltd.	130,000	48,498
	Straits Trading Co. Ltd.	277,300	748,184
# * ††	Swiber Holdings Ltd.	2,895,250	43,799
*	Thomson Medical Group Ltd.	178,300	11,246
	Tiong Woon Corp. Holding Ltd.	26,600	9,481
#	Tuan Sing Holdings Ltd.	4,871,775	1,776,903
#	UMS Holdings Ltd.	3,016,468	2,965,469
	United Overseas Insurance Ltd.	181,850	938,986
	UOB-Kay Hian Holdings Ltd.	2,435,762	2,855,423
#	Valuetronics Holdings Ltd.	2,911,150	1,252,749
#	Vicom Ltd.	557,500	851,727
#	Wee Hur Holdings Ltd.	2,891,900	420,903
	Wing Tai Holdings Ltd.	4,019,667	5,784,442
#	Yeo Hiap Seng Ltd.	228,759	146,075

TOTAL SINGAPORE			196,265,345

UNITED STATES — (0.1%)
	Clean Seas Seafood Ltd.	16,006	7,525
* Ω	Frontage Holdings Corp.	2,032,000	1,182,156

TOTAL UNITED STATES			1,189,681

TOTAL COMMON STOCKS			1,819,097,011

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	51,120	68,066

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,306	0
*	Orbital Corp. Ltd. Rights 11/05/2021	2,771	138

TOTAL AUSTRALIA			138

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	753,303	7,842

NEW ZEALAND — (0.0%)
*	Arvida Group Ltd. Rights 11/08/21	143,733	15,450

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group Ltd. Warrants 03/21/29	74,981	16,264

TOTAL SINGAPORE			16,264

TOTAL RIGHTS/WARRANTS			39,694

TOTAL INVESTMENT SECURITIES (Cost $1,603,374,310)			1,819,204,771

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	3,509,676	$40,606,949

TOTAL INVESTMENTS — (100.0%) (Cost $1,643,976,673)			$1,859,811,720

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767	$1,109,683,609
China	—	138,963	—	138,963
Hong Kong	—	390,169,707	871,704	391,041,411
New Zealand	—	120,778,002	—	120,778,002
Singapore	—	195,145,698	1,119,647	196,265,345
United States	—	1,189,681	—	1,189,681
Preferred Stocks
Australia	—	68,066	—	68,066
Rights/Warrants
Australia	—	138	—	138
Hong Kong	—	7,842	—	7,842
New Zealand	—	15,450	—	15,450
Singapore	—	16,264	—	16,264
Securities Lending Collateral	—	40,606,949	—	40,606,949

TOTAL	$12,676	$1,857,784,926	$2,014,118^	$1,859,811,720

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
	4imprint Group PLC	160,938	$6,296,877
	Airtel Africa PLC	830,930	1,245,743
*	Ascential PLC	1,145,626	6,326,013
	Bloomsbury Publishing PLC	295,950	1,461,893
	Centaur Media PLC	254,249	191,351
# *	Cineworld Group PLC	3,048,461	2,552,856
	Daily Mail & General Trust PLC, Class A	1,003,074	14,237,131
	Euromoney Institutional Investor PLC	713,021	10,198,518
*	Frontier Developments PLC	43,663	1,471,126
	Future PLC	149,013	7,188,883
	Gamma Communications PLC	143,616	3,550,575
*	Helios Towers PLC	926,658	1,958,811
# *	Hyve Group PLC	1,505,164	2,239,423
	Next Fifteen Communications Group PLC	59,689	1,005,901
	Reach PLC	2,516,899	10,915,457
	STV Group PLC	4,918	23,231
*	Tremor International Ltd.	116,315	1,082,701
*	Tremor International Ltd., ADR	2,906	55,069

TOTAL COMMUNICATION SERVICES			72,001,559

CONSUMER DISCRETIONARY — (19.8%)
	888 Holdings PLC	2,222,037	11,635,677
*	AO World PLC	272,456	546,311
*	ASOS PLC	4,675	158,720
*	Aston Martin Lagonda Global Holdings PLC	117,010	2,731,264
	Bellway PLC	417,887	18,961,147
*	Boohoo Group PLC	488,696	1,215,514
*	Card Factory PLC	877,458	567,562
	Coats Group PLC	2,622,958	2,314,725
*	Countryside Properties PLC	2,922,469	18,812,341
	Crest Nicholson Holdings PLC	1,805,488	8,812,217
	Currys PLC	5,059,710	8,413,051
# *	DFS Furniture PLC	1,210,341	4,518,163
# *	Dignity PLC	211,780	2,052,178
	Domino’s Pizza Group PLC	3,262,553	17,283,266
	Dunelm Group PLC	675,505	11,843,897
*	Frasers Group PLC	1,628,144	14,351,413
*	Fuller Smith & Turner PLC, Class A	146,090	1,357,253
	Games Workshop Group PLC	157,764	20,837,762
	Greggs PLC	636,335	26,596,851
*	Gym Group PLC	896,017	3,167,451
	Halfords Group PLC	1,283,527	4,677,396
	Headlam Group PLC	491,873	3,059,781
	Henry Boot PLC	533,746	2,048,515
*	Hollywood Bowl Group PLC	254,974	829,646
*	Hostelworld Group PLC	163,985	161,654
	Inchcape PLC	2,550,326	28,784,465
*	J D Wetherspoon PLC	525,236	7,371,714
*	Joules Group PLC	3,586	9,826
*	Lookers PLC	1,331,856	1,163,687
*	Marks & Spencer Group PLC	7,572,745	19,035,955
*	Marston’s PLC	4,823,710	5,242,271
*	Mitchells & Butlers PLC	2,125,468	7,371,854
	MJ Gleeson PLC	240,572	2,513,130
	Moneysupermarket.com Group PLC	3,347,796	9,719,462

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Motorpoint group PLC	51,520	$252,614
# *	N Brown Group PLC	948,958	562,444
*	On the Beach Group PLC	785,744	3,206,875
*	Pendragon PLC	3,945,379	992,462
	Pets at Home Group PLC	3,262,961	21,532,073
*	Photo-Me International PLC	1,417,580	1,281,415
*	Playtech PLC	1,947,421	18,527,516
*	PPHE Hotel Group Ltd.	14,433	275,323
*	Rank Group PLC	1,021,186	2,294,918
	Redrow PLC	1,602,850	14,112,668
*	Restaurant Group PLC	1,104,930	1,332,698
	Smiths News PLC	23,379	12,165
*	Sportech PLC	170,201	88,318
*	SSP Group PLC	3,521,147	12,405,283
*	Studio Retail Group PLC	220,669	779,857
*	Superdry PLC	426,248	1,688,560
*	Ted Baker PLC	283,991	524,315
	TI Fluid Systems PLC, Class B	191,328	693,240
*	Topps Tiles PLC	785,944	674,828
*	Vertu Motors PLC	866,751	727,473
	Vistry Group PLC	898,922	15,053,083
	Vitec Group PLC	211,417	4,154,319
	Vivo Energy PLC	448,203	648,283
*	Watches of Switzerland Group PLC	82,051	1,274,061
*	WH Smith PLC	25,517	546,227
	Wickes Group PLC	1,628,880	4,793,484
*	Young & Co’s Brewery PLC, Class A	2,075	42,181

TOTAL CONSUMER DISCRETIONARY			376,642,802

CONSUMER STAPLES — (6.7%)
	AG Barr PLC	730,610	4,954,936
	Anglo-Eastern Plantations PLC	122,466	1,274,595
	Bakkavor Group PLC	110,157	189,903
	Britvic PLC	1,748,990	21,232,260
*	C&C Group PLC	1,257,529	4,450,663
	Carr’s Group PLC	349,511	700,823
	Cranswick PLC	374,680	17,707,906
	Devro PLC	1,278,497	3,770,252
	Fevertree Drinks PLC	655,368	20,392,946
*	Greencore Group PLC	4,134,804	7,310,856
	Hilton Food Group PLC	295,693	4,729,245
*	McBride PLC	895,746	856,435
*	Naked Wines PLC	26,543	270,029
	Nichols PLC	2,884	46,211
	Premier Foods PLC	4,717,225	7,080,253
	PZ Cussons PLC	1,740,700	5,113,939
	Stock Spirits Group PLC	1,171,974	6,006,453
	Tate & Lyle PLC	2,419,131	21,435,384

TOTAL CONSUMER STAPLES			127,523,089

ENERGY — (2.3%)
††	Afren PLC	5,446,344	0
	Cairn Energy PLC	3,963,896	9,896,315
	Diversified Energy Co. PLC	1,900,047	3,001,526
# *	Energean PLC	138,219	1,698,430
*	EnQuest PLC	11,912,092	3,917,508
	Genel Energy PLC	814,940	1,681,810
	Gulf Keystone Petroleum Ltd.	1,529,511	4,154,608

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Harbour Energy PLC	333,426	$1,595,891
	Hunting PLC	828,220	1,916,786
*	John Wood Group PLC	3,684,499	10,744,148
*	Lamprell PLC	1,293,820	727,110
*	Pantheon Resources PLC	48,702	51,723
# *	Petrofac Ltd.	1,346,240	2,384,350
	Petrofac Ltd.	336,560	66,787
*	Pharos Energy PLC	1,027,575	281,445
	Serica Energy PLC	388,471	1,094,561
*	Tullow Oil PLC	1,789,524	1,123,802

TOTAL ENERGY			44,336,800

FINANCIALS — (16.6%)
	AJ Bell PLC	419,539	2,351,555
# *	Allied Minds PLC	211,640	66,532
	Ashmore Group PLC	2,404,758	11,110,795
	Bank of Georgia Group PLC	274,167	5,689,609
*	Beazley PLC	3,279,338	17,442,492
	Brewin Dolphin Holdings PLC	2,220,611	11,444,811
	Brooks Macdonald Group PLC	628	23,988
	Burford Capital Ltd.	809,269	8,299,070
	Charles Stanley Group PLC	124,654	875,462
	Chesnara PLC	863,650	3,407,525
	Close Brothers Group PLC	970,236	19,112,250
	CMC Markets PLC	874,248	3,003,720
*	Funding Circle Holdings PLC	104,248	223,718
*	Georgia Capital PLC	33,598	277,740
	Hiscox Ltd.	1,621,850	18,452,426
	IG Group Holdings PLC	2,149,742	23,326,151
	Impax Asset Management Group PLC	89,179	1,338,923
	IntegraFin Holdings PLC	287,416	2,248,281
	International Personal Finance PLC	828,317	1,442,661
	Investec PLC	1,348,593	6,107,733
	IP Group PLC	6,251,874	10,317,577
	JTC PLC	74,078	785,218
	Jupiter Fund Management PLC	3,085,503	10,568,023
*	Just Group PLC	6,985,205	8,739,929
	Lancashire Holdings Ltd.	1,512,763	10,441,311
	Liontrust Asset Management PLC	55,063	1,641,520
	Man Group PLC	9,599,081	30,488,754
	Morses Club PLC	15,836	13,330
	Mortgage Advice Bureau Holdings Ltd.	2,530	46,165
	Ninety One PLC	526,116	1,868,032
	Numis Corp. PLC	300,713	1,383,990
	OSB Group PLC	1,143,372	7,886,988
	Paragon Banking Group PLC	1,977,656	14,825,635
	Plus500 Ltd.	498,479	8,974,138
	Polar Capital Holdings PLC	190,688	2,166,767
*	Provident Financial PLC	1,557,178	7,866,798
	Quilter PLC	10,641,392	22,656,903
	Rathbone Brothers PLC	353,424	9,502,289
	Record PLC	18,948	21,545
	River & Mercantile Group PLC	10,512	40,874
	S&U PLC	26,232	1,040,695
	Sabre Insurance Group PLC	203,569	545,283
*	Saga PLC	652,538	2,776,959
	Sanne Group PLC	52,058	643,594
	TBC Bank Group PLC	37,730	809,393
	TP ICAP Group PLC	4,098,971	8,704,684

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Virgin Money UK PLC	5,337,722	$14,829,830
††	Waterloo Investment Holdings Ltd.	4,000	0

TOTAL FINANCIALS			315,831,666

HEALTH CARE — (3.2%)
*	4d pharma PLC	42,478	35,632
	Advanced Medical Solutions Group PLC	351,883	1,569,321
	Alliance Pharma PLC	1,864,448	2,621,074
	CareTech Holdings PLC	287,551	2,450,411
*	Circassia Group PLC	202,629	118,884
	Clinigen Group PLC	380,086	3,191,152
*	CVS Group PLC	436,875	14,888,932
	EKF Diagnostics Holdings PLC	79,384	87,516
	EMIS Group PLC	315,073	5,818,136
*	Ergomed PLC	1,967	38,682
	Genus PLC	3,765	285,507
*	Indivior PLC	3,092,847	10,322,460
	Integrated Diagnostics Holdings PLC	1,249,693	1,544,373
*	Mediclinic International PLC	2,461,637	11,262,786
*	Oxford Biomedica PLC	17,722	367,584
*	PureTech Health PLC	182,380	879,201
*	Spire Healthcare Group PLC	1,762,723	5,684,672

TOTAL HEALTH CARE			61,166,323

INDUSTRIALS — (25.6%)
	Air Partner PLC	253,425	300,227
	Avon Protection PLC	171,660	4,561,472
*	Babcock International Group PLC	2,860,533	12,492,492
	Balfour Beatty PLC	3,624,290	12,600,238
	Begbies Traynor Group PLC	44,955	89,044
*	Biffa PLC	1,290,953	7,059,223
	Bodycote PLC	1,252,104	13,714,783
	Braemar Shipping Services PLC	91,109	312,777
	Chemring Group PLC	1,808,892	7,212,773
	Clarkson PLC	183,962	10,081,289
	Clipper Logistics PLC	215,934	2,120,245
*	Costain Group PLC	237,261	173,613
*	De La Rue PLC	468,421	1,074,344
*	Dialight PLC	89,929	426,775
	Diploma PLC	628,300	25,821,321
	DiscoverIE Group PLC	514,881	7,375,215
	Electrocomponents PLC	112,158	1,725,617
# *	Esken Ltd.	1,707,178	315,154
*	Firstgroup PLC	7,284,526	10,015,311
	Galliford Try Holdings PLC	536,479	1,471,505
	Genuit Group PLC	1,416,533	12,853,080
*	Go-Ahead Group PLC	279,310	3,008,184
	Goodwin PLC	383	19,199
	Grafton Group PLC	1,582,491	29,066,399
	Hays PLC	8,705,616	19,729,104
	HomeServe PLC	60,812	710,375
	IMI PLC	1,193,944	26,662,992
††	Industrial & Commercial Holding Group Ltd.	5,000	0
††	Interserve PLC	629,566	0
*	James Fisher & Sons PLC	313,097	1,757,353
	James Halstead PLC	8,111	61,642
# *	JET2 PLC	495,616	8,249,097
*	John Menzies PLC	121,803	496,495

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Johnson Service Group PLC	253,813	$461,910
	Keller Group PLC	422,208	5,316,720
*	Kier Group PLC	1,526,667	2,225,622
	Luceco PLC	262,796	1,365,042
	Mears Group PLC	679,621	1,842,960
*	Meggitt PLC	2,411,365	24,757,023
*	Mitie Group PLC	6,973,938	6,266,695
	Morgan Advanced Materials PLC	1,832,073	8,661,037
	Morgan Sindall Group PLC	237,612	7,361,554
*	National Express Group PLC	2,976,053	9,312,798
	Norcros PLC	134,719	613,112
	Pagegroup PLC	2,014,945	18,283,115
	Porvair PLC	18,060	170,214
	QinetiQ Group PLC	3,474,939	12,822,325
	Redde Northgate PLC	1,420,168	7,725,785
	Renew Holdings PLC	30,191	314,888
*	Renewi PLC	522,602	5,052,690
	Ricardo PLC	291,046	1,675,102
	Robert Walters PLC	392,744	4,570,685
	Rotork PLC	5,214,504	25,207,456
	Royal Mail PLC	1,480,542	8,535,058
	RPS Group PLC	940,773	1,624,209
	RWS Holdings PLC	152,605	1,296,145
*	Senior PLC	2,312,337	5,076,980
	Serco Group PLC	1,250,812	2,160,669
	Severfield PLC	1,090,941	1,069,558
*	SIG PLC	4,275,501	3,036,577
	Smart Metering Systems PLC	432,484	4,822,770
	Speedy Hire PLC	3,197,155	2,786,622
*	Stagecoach Group PLC	2,360,397	2,574,580
	SThree PLC	785,105	6,327,274
	TClarke PLC	64,142	141,193
	Travis Perkins PLC	1,046,773	22,129,674
	Trifast PLC	524,611	966,954
	Tyman PLC	956,236	4,882,625
	Ultra Electronics Holdings PLC	566,936	25,121,854
	Vesuvius PLC	1,490,035	9,607,384
	Volex PLC	373,096	2,293,742
	Volution Group PLC	412,484	2,781,835
	Vp PLC	153,784	2,116,425
	Wilmington PLC	334,384	1,097,095
	Wincanton PLC	649,186	3,370,455
	XP Power Ltd.	101,859	7,315,024

TOTAL INDUSTRIALS			486,698,773

INFORMATION TECHNOLOGY — (8.5%)
*	Bytes Technology Group PLC	180,023	1,317,162
*	Capita PLC	10,542,098	6,842,452
*	CentralNic Group PLC	10,116	18,705
	Computacenter PLC	514,578	18,918,353
	dotdigital group PLC	374,141	1,231,259
*	Equiniti Group PLC	2,329,628	5,688,140
*	FD Technologies PLC	21,686	619,243
	FDM Group Holdings PLC	425,842	6,996,917
	GB Group PLC	155,647	1,892,212
	Gooch & Housego PLC	1,817	29,877
	IDOX PLC	140,149	137,425
	iomart Group PLC	236,264	473,229
*	IQE PLC	1,442,158	925,624

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kainos Group PLC	456,041	$12,357,568
	Keywords Studios PLC	93,471	3,613,806
*	Kin & Carta PLC	586,796	2,144,715
	Learning Technologies Group PLC	570,785	1,530,581
	Micro Focus International PLC	1,180,014	5,782,621
	NCC Group PLC	1,774,748	6,033,524
*	Network International Holdings PLC	175,435	773,828
	Oxford Instruments PLC	370,423	11,654,810
	PayPoint PLC	429,815	4,055,780
	Renishaw PLC	46,839	3,222,939
	RM PLC	358,749	1,021,785
	Softcat PLC	738,845	19,636,602
	Spectris PLC	433,873	22,323,692
	Spirent Communications PLC	4,206,131	16,515,848
	Strix Group PLC	261,603	1,044,111
††	Trellus Health Ltd.	1,632	0
	TT Electronics PLC	1,084,117	3,779,054
*	Xaar PLC	434,356	1,025,013

TOTAL INFORMATION TECHNOLOGY			161,606,875

MATERIALS — (6.5%)
*	Accsys Technologies PLC	9,505	19,986
	Anglo Pacific Group PLC	1,161,218	2,056,646
	Breedon Group PLC	896,636	1,203,060
*	Carclo PLC	32,211	19,710
	Castings PLC	172,368	848,867
	Centamin PLC	7,789,836	9,952,451
	Central Asia Metals PLC	618,945	2,074,614
*	Elementis PLC	3,362,679	6,410,614
	Essentra PLC	1,682,633	6,701,589
	Ferrexpo PLC	2,074,224	8,848,420
	Forterra PLC	1,580,936	5,604,586
	Gem Diamonds Ltd.	413,552	305,639
	Hill & Smith Holdings PLC	545,011	13,677,859
	Hochschild Mining PLC	1,781,849	3,473,628
	Ibstock PLC	2,898,727	7,916,948
	Marshalls PLC	1,408,571	13,643,131
	Pan African Resources PLC	1,363,786	322,878
*	Petra Diamonds Ltd.	876,587	18,622
# *	Petropavlovsk PLC	3,173,564	1,028,292
	RHI Magnesita NV	127,640	5,865,751
*	SolGold PLC	438,575	166,255
	Synthomer PLC	2,263,160	15,684,931
	Treatt PLC	15,933	241,274
	Victrex PLC	576,646	18,032,016
	Zotefoams PLC	103,100	509,349

TOTAL MATERIALS			124,627,116

REAL ESTATE — (3.7%)
	CLS Holdings PLC	750,570	2,296,558
	Foxtons Group PLC	1,224,286	788,419
	Grainger PLC	4,411,972	18,556,053
	Helical PLC	816,328	5,145,290
*	IWG PLC	3,858,261	16,364,344
	LSL Property Services PLC	438,441	2,644,597
# *	Purplebricks Group PLC	106,323	76,660
*	Raven Property Group Ltd.	844,687	408,107
	Savills PLC	986,247	19,181,608

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
	Sirius Real Estate Ltd.	770,765	$1,423,759
*	U & I Group PLC	854,268	1,006,046
	Watkin Jones PLC	671,622	2,215,660

	TOTAL REAL ESTATE		70,107,101

	UTILITIES — (2.5%)
*	Centrica PLC	19,338,945	15,964,039
	ContourGlobal PLC	130,811	356,046
	Drax Group PLC	2,521,289	18,336,886
	Pennon Group PLC	345,445	5,510,038
	Telecom Plus PLC	420,402	7,179,600

	TOTAL UTILITIES		47,346,609

	TOTAL COMMON STOCKS Cost ($1,462,298,964)		1,887,888,713

			Value†
	SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	1,351,028	15,631,396

	TOTAL INVESTMENTS — (100.0%) (Cost $ 1,477,926,404)		$1,903,520,109

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396

TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,141	$1,754,530
	ANDRITZ AG	473,948	26,919,532
	AT&S Austria Technologie & Systemtechnik AG	196,445	7,537,743
	Atrium European Real Estate Ltd.	1,073,908	4,410,237
Ω	BAWAG Group AG	73,789	4,640,975
# *	DO & Co. AG	47,356	4,289,848
	EVN AG	241,985	6,833,053
*	FACC AG	144,102	1,476,009
*	Flughafen Wien AG	30,811	1,015,449
#	IMMOFINANZ AG	680,830	16,303,227
	Josef Manner & Comp AG	870	109,665
# *	Kapsch TrafficCom AG	29,728	529,550
*	Lenzing AG	87,368	10,535,797
	Mayr Melnhof Karton AG	56,619	11,144,200
	Oberbank AG	25,007	2,630,918
#	Oesterreichische Post AG	244,378	10,317,337
	Palfinger AG	101,341	4,477,773
#	POLYTEC Holding AG	109,361	1,071,259
# *	Porr AG	75,457	1,083,529
	Raiffeisen Bank International AG	95,986	2,804,703
#	Rosenbauer International AG	21,100	1,153,196
	S IMMO AG	346,922	8,230,055
*	Schoeller-Bleckmann Oilfield Equipment AG	66,862	2,727,240
	Semperit AG Holding	71,506	2,413,869
	Strabag SE	106,594	4,576,470
	Telekom Austria AG, Class A	1,136,703	9,821,119
#	UBM Development AG	21,002	1,037,477
	UNIQA Insurance Group AG	1,028,270	9,572,308
	Vienna Insurance Group AG Wiener Versicherung Gruppe	305,769	8,906,972
	voestalpine AG	545,498	20,718,597
	Wienerberger AG	658,781	23,321,225
	Zumtobel Group AG	155,917	1,607,094

TOTAL AUSTRIA			213,970,956

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	177,966	30,604,090
*	AGFA-Gevaert NV	1,301,362	5,658,358
*	Akka Technologies	78,596	4,351,732
#	Atenor	22,537	1,496,062
	Banque Nationale de Belgique	87	172,061
	Barco NV	474,841	10,702,705
	Bekaert SA	264,354	11,579,157
# * Ω	Biocartis Group NV	227,423	1,038,832
*	bpost SA	611,168	5,236,079
# *	Celyad Oncology SA	42,190	185,820
	Cie d’Entreprises CFE	49,898	5,101,449
	Deceuninck NV	468,787	1,999,070
	D’ieteren Group	194,540	33,543,417
	Econocom Group SA/NV	727,792	3,077,093
#	Elia Group SA	132,252	15,428,979
#	Etablissements Franz Colruyt NV	92,593	4,546,119
	Euronav NV	1,306,429	13,902,470
# *	Euronav NV	44,428	468,715
	EVS Broadcast Equipment SA	69,287	1,625,368
#	Exmar NV	145,690	776,104
	Fagron	299,623	5,195,954
*	Galapagos NV	136,356	7,220,129

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	120,699	$7,797,675
*	Greenyard NV	2,890	28,069
#	Immobel SA	23,226	2,047,425
	Ion Beam Applications	132,008	2,600,351
	Jensen-Group NV	20,961	641,982
*	Kinepolis Group NV	97,118	6,117,532
	Lotus Bakeries NV	1,860	12,347,841
# *	MDxHealth	69,016	93,108
	Melexis NV	123,644	14,260,658
# *	Ontex Group NV	398,872	3,761,225
# *	Oxurion NV	128,049	315,449
# *	Picanol	26,368	2,094,891
	Proximus SADP	526,586	9,916,434
	Recticel SA	303,699	5,608,847
	Resilux	5,872	1,220,968
	Roularta Media Group NV	19,318	364,670
	Shurgard Self Storage SA	37,083	2,272,739
	Sipef NV	38,999	2,625,146
	Telenet Group Holding NV	223,832	8,041,389
	TER Beke SA	3,661	507,337
*	Tessenderlo Group SA	206,316	7,529,297
	Van de Velde NV	42,982	1,492,600
	VGP NV	15,225	3,937,683
	Viohalco SA	498,361	2,512,189

TOTAL BELGIUM			262,045,268

CANADA — (0.0%)
*	International Petroleum Corp.	127,085	709,749

DENMARK — (5.3%)
*	ALK-Abello AS	44,401	19,243,505
#	Alm Brand AS	554,009	4,274,094
# *	Asetek AS	19,672	99,348
# *	Bang & Olufsen AS	696,133	3,426,631
	BankNordik P/F	10,800	243,169
*	Bavarian Nordic AS	405,188	19,439,208
# *	Better Collective AS	48,411	1,031,573
# *	Brodrene Hartmann AS	16,148	966,435
	cBrain AS	10,056	544,935
	Chemometec AS	48,332	7,328,911
	Columbus AS	481,785	707,551
	D/S Norden AS	203,905	4,927,604
*	Dfds AS	279,193	14,469,884
*	Djurslands Bank AS	6,232	337,063
# *	Drilling Co. of 1972 AS	95,675	3,429,503
	FLSmidth & Co. AS	279,851	10,640,010
	Fluegger Group AS	4,198	462,241
	GronlandsBANKEN AS	1,125	107,243
	H Lundbeck AS	209,309	5,829,131
*	H+H International AS, Class B	127,347	5,036,804
*	Harboes Bryggeri AS, Class B	5,094	78,844
	INVISIO AB	555	10,045
# *	ISS AS	646,910	12,908,866
	Jeudan AS	38,980	1,659,057
*	Jyske Bank AS	470,802	22,969,023
	Lan & Spar Bank	4,895	459,855
	Matas AS	280,905	5,496,340
# Ω	Netcompany Group AS	33,847	3,854,244
*	Nilfisk Holding AS	153,943	5,369,366

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	NKT AS	276,029	$13,299,932
# Ω	NNIT AS	71,567	1,345,072
	North Media AS	5,372	100,928
*	NTG Nordic Transport Group AS, Class A	7,331	599,388
*	Parken Sport & Entertainment AS	13,669	182,630
	Per Aarsleff Holding AS	134,747	5,815,945
	Ringkjoebing Landbobank AS	195,777	24,871,398
	Rockwool International AS, Class A	433	173,723
	Royal Unibrew AS	331,556	41,187,654
#	RTX AS	54,444	1,295,803
Ω	Scandinavian Tobacco Group AS, Class A	435,180	9,785,353
	Schouw & Co. AS	97,891	9,521,342
#	SimCorp AS	271,754	32,907,854
	Solar AS, Class B	40,088	4,658,076
	SP Group AS	202	12,513
	Spar Nord Bank AS	606,502	7,816,531
	Sydbank AS	485,955	16,699,895
	TCM Group AS	2,578	62,914
# *	Tivoli AS	9,878	1,325,151
#	Topdanmark AS	428,065	22,717,813
	UIE PLC	10,336	2,774,591
*	Zealand Pharma AS	224,203	7,194,380

TOTAL DENMARK			359,699,369

FINLAND — (5.8%)
	Aktia Bank Oyj	344,733	4,935,376
	Alandsbanken Abp, Class B	23,036	846,317
	Alma Media Oyj	133,889	1,731,085
	Anora Group Oyj	12,029	149,045
	Apetit Oyj	21,105	300,010
	Aspo Oyj	104,670	1,473,413
	Atria Oyj, Class A	98,413	1,269,062
*	BasWare Oyj	54,715	2,032,476
#	Bittium Oyj	204,447	1,231,422
	Cargotec Oyj, Class B	301,749	15,625,904
	Caverion Oyj	645,461	5,099,883
#	Citycon Oyj	477,252	3,923,030
	Digia Oyj	83,685	667,814
Ω	Enento Group Oyj	1,665	70,320
# *	Finnair Oyj	4,817,537	3,680,288
	Fiskars Oyj Abp	209,781	5,156,825
	F-Secure Oyj	669,027	3,775,119
	Glaston Oyj ABP	9,217	13,589
	Harvia Oyj	52,938	3,250,250
	HKScan Oyj, Class A	234,984	535,420
	Huhtamaki Oyj	673,038	29,346,505
	Ilkka-Yhtyma Oyj	58,887	316,633
#	Kamux Corp	59,097	917,008
	Kemira Oyj	772,047	11,857,006
	Kojamo Oyj	448,946	10,058,437
	Konecranes Oyj, Class A	458,040	19,052,001
	Lassila & Tikanoja Oyj	209,178	3,287,159
# *	Lehto Group Oyj	159,853	190,598
	Marimekko Oyj	738	70,533
	Metsa Board Oyj	1,246,388	11,535,424
	Metso Outotec Oyj	1,111,615	11,167,740
*	Multitude SE	39,731	219,094
	Musti Group Oyj	40,515	1,593,744
	Neles Oyj	706,962	10,593,885

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Nokian Renkaat Oyj	768,570	$28,861,457
	Olvi Oyj, Class A	98,335	5,963,794
*	Optomed Oy	1,075	13,009
	Oriola Oyj, Class A	6,054	13,731
	Oriola Oyj, Class B	880,807	2,019,006
	Orion Oyj, Class A	143,951	6,210,352
#	Orion Oyj, Class B	636,552	27,564,996
# *	Outokumpu Oyj	2,801,973	17,453,199
#	Pihlajalinna Oyj	77,064	1,048,216
	Ponsse Oyj	71,199	3,663,797
*	QT Group Oyj	84,479	13,668,108
	Raisio Oyj, Class V	954,967	3,866,620
*	Rapala VMC Oyj	116,693	1,191,516
	Raute Oyj, Class A	1,817	45,371
	Revenio Group Oyj	138,743	9,154,983
# Ω	Rovio Entertainment Oyj	18,485	151,240
	Sanoma Oyj	725,636	11,295,745
	Taaleri Oyj	8,120	102,539
	Talenom Oyj	1,755	28,128
	Teleste Oyj	52,966	323,522
Ω	Terveystalo Oyj	80,486	1,047,569
	TietoEVRY Oyj	481,733	14,773,448
	Tokmanni Group Corp.	373,200	8,491,364
	Uponor Oyj	396,760	9,691,393
	Vaisala Oyj, Class A	120,730	6,411,528
	Valmet Oyj	924,559	37,533,401
	Verkkokauppa.com Oyj	9,347	76,552
*	Viking Line Abp	6,921	125,301
	Wartsila OYJ Abp	760,320	10,544,292
#	YIT Oyj	1,234,813	7,277,634

TOTAL FINLAND			394,584,226

FRANCE — (10.4%)
	ABC arbitrage	126,936	1,045,591
	AKWEL	67,443	1,722,435
	Albioma SA	193,337	7,605,695
Ω	ALD SA	31,614	471,223
	Altamir	136,094	3,860,401
	Alten SA	143,801	23,172,136
# *	Amplitude Surgical SAS	19,526	47,662
#	Assystem SA	60,928	2,180,568
# *	Atari SA	106,003	38,829
	Atos SE	337,963	17,632,434
	Aubay	43,725	2,711,863
	Axway Software SA	38,973	1,227,061
	Bastide le Confort Medical	18,680	948,079
*	Beneteau SA	251,906	3,845,640
#	Bigben Interactive	95,323	1,808,680
	Boiron SA	37,981	1,838,269
	Bonduelle SCA	106,185	2,720,771
††	Bourbon Corp.	28,851	0
	Burelle SA	850	651,385
# *	Casino Guichard Perrachon SA	271,603	6,772,649
*	Catana Group	6,410	46,582
*	Catering International Services	12,144	195,039
*	Cegedim SA	43,220	1,295,363
# *	CGG SA	4,466,064	3,229,839
	Chargeurs SA	142,357	4,229,684
# *	Cie des Alpes	137,830	2,440,772

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Cie Plastic Omnium SA	411,474	$11,423,279
# *	Claranova SADIR	66,462	415,060
*	Coface SA	742,169	10,611,383
*	DBV Technologies SA	1,382	9,053
*	Derichebourg SA	716,994	8,159,596
*	Ekinops SAS	5,333	46,967
	Electricite de Strasbourg SA	21,112	2,845,902
* Ω	Elior Group SA	741,421	5,865,966
*	Elis SA	1,176,252	22,334,192
*	Eramet SA	75,768	6,331,939
*	Esso SA Francaise	5,217	82,146
# *	Etablissements Maurel et Prom SA	322,113	927,437
	Eurazeo SE	33,820	3,170,077
Ω	Euronext NV	51,337	5,775,640
#	Eutelsat Communications SA	1,378,833	19,597,545
# *	Exel Industries, Class A	10,459	852,023
	Faurecia SE	649,627	33,928,710
	Fleury Michon SA	1,722	45,540
	Fnac Darty SA	129,533	8,409,603
*	Gaumont SA	10,715	1,263,667
	Gaztransport Et Technigaz SA	148,516	12,276,414
#	GEA	2,433	300,626
# *	GL Events	58,364	1,233,588
	Groupe Crit	22,187	1,741,594
	Groupe Gorge SA	4,320	78,622
	Groupe SFPI	21,754	92,071
	Guerbet	44,037	1,944,041
*	Haulotte Group SA	73,020	423,942
	HEXAOM	15,908	805,422
*	ID Logistics Group	14,908	5,481,926
#	Imerys SA	228,430	9,901,374
	Infotel SA	637	36,758
# *	Innate Pharma SA	15,558	87,511
	Ipsen SA	3,455	357,571
	IPSOS	278,704	13,062,162
	Jacquet Metals SACA	89,804	2,190,329
*	JCDecaux SA	222,724	5,810,938
	Kaufman & Broad SA	123,945	4,972,632
	Korian SA	488,212	16,263,858
*	Lagardere SA	464,763	12,286,984
	Laurent-Perrier	13,890	1,548,393
	Lectra	180,913	7,579,491
	Linedata Services	15,432	680,293
	LISI	117,088	3,256,132
	LNA Sante SA	33,206	1,908,994
Ω	Maisons du Monde SA	289,712	6,572,588
	Manitou BF SA	68,399	2,324,828
	Manutan International	15,102	1,251,454
	Mersen SA	120,717	4,528,604
*	METabolic EXplorer SA	18,613	119,294
	Metropole Television SA	245,323	5,407,705
* Ω	Neoen SA	81,146	3,736,159
	Nexans SA	205,516	20,620,153
	Nexity SA	323,674	14,797,466
# *	Nicox	145,865	548,909
	NRJ Group	87,189	580,942
#	Oeneo SA	128,172	1,997,093
*	OL Groupe SA	10,735	27,546
*	Onxeo SA	64,575	37,374

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Onxeo SA	48,958	$28,488
	Orpea SA	31,850	3,326,859
	Pharmagest Interactive	5,798	636,324
	Plastiques Du Val De Loire	14,341	98,477
	Quadient SA	237,685	5,682,303
*	Rallye SA	36,059	232,008
# * ††	Recylex SA	102,008	40,860
	Rexel SA	2,125,412	42,245,103
	Robertet SA	2,898	3,182,029
	Rothschild & Co.	127,757	5,635,098
	Rubis SCA	583,068	18,686,919
	Samse SA	7,930	1,905,442
	Savencia SA	35,032	2,592,727
	SCOR SE	527,365	17,753,810
	Seche Environnement SA	19,104	1,511,890
	SES SA, Class A	1,397,450	12,550,788
* Ω	SMCP SA	20,320	166,856
#	Societe BIC SA	178,321	10,365,541
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	41,466	3,308,317
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	147,927
	Societe pour l’Informatique Industrielle	47,225	2,150,709
*	SOITEC	135,169	35,988,721
# *	Solocal Group	681,417	1,030,582
	Somfy SA	88,911	17,454,773
	Sopra Steria Group SACA	117,178	23,039,267
	SPIE SA	867,257	21,089,130
# * Ω	SRP Groupe SA	56,827	139,102
	Stef SA	25,714	3,218,493
	Sword Group	35,678	1,742,979
	Synergie SE	67,143	3,099,347
*	Technip Energies NV	74,029	1,139,335
	Television Francaise 1	427,799	4,579,953
#	TFF Group	9,347	292,504
	Thermador Groupe	37,127	4,220,596
	Tikehau Capital SCA	18,672	556,002
	Total Gabon	3,969	620,899
	Trigano SA	60,493	11,355,333
*	Ubisoft Entertainment SA	75,905	3,974,673
	Union Financiere de France BQE SA	18,515	389,413
	Valeo	396,546	11,651,338
*	Vallourec SA	296,298	2,368,619
Ω	Verallia SA	78,579	2,909,198
*	Verimatrix SA	6,175	8,835
	Vetoquinol SA	16,919	2,893,359
	Vicat SA	139,019	5,933,153
	VIEL & Cie SA	156,945	1,072,655
	Vilmorin & Cie SA	35,845	2,279,102
	Virbac SA	25,476	12,912,574
*	Vranken-Pommery Monopole SA	16,787	341,466
	Wavestone	5,109	281,353
* Ω	X-Fab Silicon Foundries SE	71,105	710,135
*	Xilam Animation SA	415	19,404

TOTAL FRANCE			710,266,924

GERMANY — (15.1%)
	1&1 AG	229,080	6,667,371
	7C Solarparken AG	49,469	239,172
#	Aareal Bank AG	522,360	16,697,438
	Adesso SE	3,194	712,220

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	ADVA Optical Networking SE	394,342	$5,228,086
	AIXTRON SE	613,653	14,574,098
	All for One Group SE	4,222	333,079
#	Allgeier SE	48,818	1,600,070
	Amadeus Fire AG	3,558	822,035
	Atoss Software AG	12,086	2,734,935
	Aurubis AG	287,587	24,781,328
	Basler AG	33,961	6,259,866
# *	Bauer AG	99,166	1,290,032
	BayWa AG	105,190	4,449,839
	BayWa AG	124	6,783
Ω	Befesa SA	25,814	1,920,552
	Bertrandt AG	38,682	2,523,234
#	bet-at-home.com AG	22,014	449,781
*	Bijou Brigitte AG	23,422	668,627
	Bilfinger SE	205,392	7,218,482
# *	Borussia Dortmund GmbH & Co. KGaA	689,485	3,804,784
	CANCOM SE	237,362	16,410,002
# *	CECONOMY AG	1,041,518	5,081,504
	CENIT AG	54,144	908,887
	Cewe Stiftung & Co. KGAA	44,522	6,221,412
*	Commerzbank AG	2,479,901	18,110,417
	CompuGroup Medical SE & Co. KgaA	201,911	16,877,941
# *	Corestate Capital Holding SA	81,658	963,504
	CropEnergies AG	180,904	2,596,759
*	CTS Eventim AG & Co. KGaA	44,928	3,267,637
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	859,860
	Dermapharm Holding SE	72,225	7,264,582
	Deutsche Beteiligungs AG	115,972	5,358,845
	Deutsche EuroShop AG	340,720	6,935,062
# *	Deutsche Lufthansa AG	268,798	1,776,893
Ω	Deutsche Pfandbriefbank AG	1,147,060	14,232,554
*	Deutz AG	1,082,957	9,076,846
	DIC Asset AG	387,433	6,800,843
	DMG Mori AG	9,848	478,367
#	Dr Hoenle AG	35,520	1,716,448
	Draegerwerk AG & Co. KGaA	20,476	1,526,608
	Duerr AG	412,337	18,688,327
	Eckert & Ziegler Strahlen- und Medizintechnik AG	126,499	18,941,601
*	EDAG Engineering Group AG	51,353	691,484
	Elmos Semiconductor SE	1,926	89,673
*	ElringKlinger AG	218,091	3,081,088
#	Encavis AG	316,928	6,641,519
	Energiekontor AG	2,998	270,467
# *	Evotec SE	81,829	3,966,654
	Fabasoft AG	509	19,727
	Fielmann AG	131,199	8,651,750
	First Sensor AG	5,878	298,829
# *	flatexDEGIRO AG	80,824	1,835,967
*	Francotyp-Postalia Holding AG, Class A	54,074	183,360
*	Fraport AG Frankfurt Airport Services Worldwide	107,116	7,666,450
	Freenet AG	1,000,321	25,763,506
	FUCHS PETROLUB SE	110,216	4,060,521
	GEA Group AG	742,082	36,548,405
#	Gerresheimer AG	261,448	23,988,547
*	Gesco AG	55,404	1,511,284
	GFT Technologies SE	155,299	7,323,290
*	Global Fashion Group SA	76,275	686,821
	Grand City Properties SA	893,804	22,893,585

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	GRENKE AG	1,476	$57,552
*	H&R GmbH & Co. KGaA	71,674	739,361
	Hamburger Hafen und Logistik AG	191,371	4,293,003
	Hawesko Holding AG	313	21,246
*	Heidelberger Druckmaschinen AG	1,571,322	4,040,316
#	Hella GmbH & Co. KGaA	208,802	14,482,505
*	Highlight Communications AG	98,406	451,124
	Hochtief AG	4,694	362,143
*	HolidayCheck Group AG	329,555	1,032,575
	Hornbach Baumarkt AG	69,699	3,132,671
	Hornbach Holding AG & Co. KGaA	50,228	6,351,704
	Hugo Boss AG	459,212	28,754,576
*	Hypoport SE	5,738	3,532,502
	Indus Holding AG	137,359	5,404,550
Ω	Instone Real Estate Group AG	36,903	972,842
	IVU Traffic Technologies AG	65,267	1,524,197
	Jenoptik AG	412,949	15,806,857
Ω	JOST Werke AG	7,084	410,583
*	K+S AG	1,479,794	25,500,212
*	Kloeckner & Co. SE	529,174	7,109,749
*	Koenig & Bauer AG	96,921	3,419,909
	Krones AG	114,103	11,758,845
	KSB SE & Co. KGaA	3,293	1,690,670
	KWS Saat SE & Co. KGaA	81,303	6,940,348
	Lanxess AG	599,001	40,362,102
	Leifheit AG	60,643	2,433,526
# *	Leoni AG	215,274	3,341,933
	LPKF Laser & Electronics AG	32,673	724,584
*	Manz AG	28,275	1,477,884
*	Mediclin AG	86,554	410,573
*	Medigene AG	116,971	485,432
*	Medios AG	972	41,033
	METRO AG	605,145	7,649,717
	MLP SE	427,133	4,117,884
# *	MorphoSys AG	87,234	4,105,777
*	Nagarro SE	56,062	11,278,913
	New Work SE	20,199	4,930,958
	Nexus AG	92,867	8,112,156
# *	Nordex SE	677,955	12,458,989
	Norma Group SE	234,408	10,070,414
	OHB SE	37,995	1,664,532
	Patrizia AG	351,407	9,711,184
	Pfeiffer Vacuum Technology AG	48,041	11,991,794
#	PNE AG	491,579	4,746,903
*	Progress-Werk Oberkirch AG	8,558	264,781
#	ProSiebenSat.1 Media SE	1,393,286	23,338,566
	PSI Software AG	60,829	2,936,136
*	PVA TePla AG	51,372	2,342,219
*	q.beyond AG	780,051	1,800,435
*	R Stahl AG	14,952	387,715
	Rheinmetall AG	309,902	30,068,830
#	S&T AG	348,684	8,378,940
*	SAF-Holland SE	338,167	4,697,545
*	Salzgitter AG	298,078	10,936,473
	Schloss Wachenheim AG	6,929	158,602
Ω	Scout24 AG	78,417	5,461,433
	Secunet Security Networks AG	7,840	4,115,381
*	SGL Carbon SE	363,311	3,474,296
#	Siltronic AG	146,283	22,821,635

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Sixt SE	98,740	$17,023,983
#	SMA Solar Technology AG	85,699	4,531,150
# *	SNP Schneider-Neureither & Partner SE	3,170	163,915
	Softing AG	14,914	117,335
	Software AG	377,227	15,514,759
	Stabilus SA	176,786	13,275,476
	STRATEC SE	27,854	4,448,531
	Stroeer SE & Co. KGaA	201,474	17,086,812
	Suedzucker AG	537,567	8,528,029
*	SUESS MicroTec SE	150,677	3,962,434
	Surteco Group SE	47,139	2,005,613
	TAG Immobilien AG	1,033,296	31,392,640
	Takkt AG	244,752	3,999,456
* Ω	TeamViewer AG	199,231	2,973,576
	Technotrans SE	46,673	1,380,206
*	thyssenkrupp AG	1,052,119	10,952,219
	Traffic Systems SE	36,351	1,897,540
	United Internet AG	4,025	148,524
# *	va-Q-tec AG	2,370	75,081
#	Varta AG	24,311	3,746,502
#	VERBIO Vereinigte BioEnergie AG	173,398	13,787,039
*	Vivoryon Therapeutics NV	5,400	113,041
	Vossloh AG	69,710	3,735,341
	Wacker Chemie AG	59,024	10,666,043
	Wacker Neuson SE	229,920	7,547,215
	Washtec AG	79,231	5,155,847
# *	Westwing Group AG	41,567	1,303,806
	Wuestenrot & Wuerttembergische AG	115,851	2,413,168
	Zeal Network SE	53,966	2,371,517
*	zooplus AG	5,201	2,876,627

TOTAL GERMANY			1,025,532,378

GREECE — (0.0%)
††	Alfa Alfa Energy SA	3,810	0
††	Neorion Holdings SA	14,991	0

IRELAND — (1.0%)
*	AIB Group PLC	828,430	2,242,126
*	Bank of Ireland Group PLC	6,006,044	35,779,124
	Cairn Homes PLC	1,784,468	2,316,651
*	Dalata Hotel Group PLC	184,865	790,773
*	Datalex PLC	123,079	126,607
*	FBD Holdings PLC	125,459	1,125,498
*	FBD Holdings PLC	17,353	165,336
	Glanbia PLC	428,953	7,005,271
	Glanbia PLC	700,613	11,353,649
* Ω	Glenveagh Properties PLC	684,324	862,881
*	Irish Continental Group PLC	586,653	2,884,269
*	Irish Continental Group PLC	234,200	1,164,953
*	Permanent TSB Group Holdings PLC	252,400	466,490

TOTAL IRELAND			66,283,628

ISRAEL — (3.3%)
	Adgar Investment & Development Ltd.	45,374	104,273
#	Afcon Holdings Ltd.	3,064	185,478
*	AFI Properties Ltd.	109,219	5,672,809
	Africa Israel Residences Ltd.	3,453	188,358
*	Airport City Ltd.	285,028	5,441,238

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Albaad Massuot Yitzhak Ltd.	2,031	$27,526
# *	Allot Ltd.	189,485	2,803,048
# *	Alrov Properties & Lodgings Ltd.	49,832	2,741,115
	Arad Ltd.	19,614	292,836
	Ashtrom Group Ltd.	196,526	4,595,282
#	Atreyu Capital Markets Ltd.	4,320	78,473
#	AudioCodes Ltd.	30,337	1,056,144
#	AudioCodes Ltd.	2,698	95,617
	Aura Investments Ltd.	27,798	41,172
# *	Avgol Industries 1953 Ltd.	468,925	451,299
*	Azorim-Investment Development & Construction Co. Ltd.	547,011	2,444,947
# *	Bet Shemesh Engines Holdings 1997 Ltd.	21,702	546,460
	Big Shopping Centers Ltd.	20,438	3,065,341
	Blue Square Real Estate Ltd.	36,759	2,844,243
*	Brack Capital Properties NV	18,347	2,141,616
*	Brainsway Ltd.	17,217	69,097
# *	Camtek Ltd.	115,637	4,644,733
	Carasso Motors Ltd.	132,164	776,387
*	Cellcom Israel Ltd.	495,333	1,874,343
# *	Ceragon Networks Ltd.	266,244	934,516
*	Clal Insurance Enterprises Holdings Ltd.	317,251	7,838,630
*	Compugen Ltd.	120,052	761,005
	Danel Adir Yeoshua Ltd.	22,301	4,717,230
	Delek Automotive Systems Ltd.	229,021	2,998,570
*	Delek Group Ltd.	27,859	2,320,237
#	Delta Galil Industries Ltd.	71,313	3,662,045
	Dor Alon Energy in Israel 1988 Ltd.	16,285	466,913
	Duniec Brothers Ltd.	1,134	63,060
#	Electra Consumer Products 1970 Ltd.	54,447	2,558,431
#	Electra Ltd.	11,665	7,686,581
	Electra Real Estate Ltd.	35,266	549,771
*	Ellomay Capital Ltd.	1,340	41,259
#	Energix-Renewable Energies Ltd.	131,262	617,795
# *	Enlight Renewable Energy Ltd.	2,905,156	7,162,156
*	Equital Ltd.	117,510	3,611,551
# *	Evogene Ltd.	31,584	83,466
*	Fattal Holdings 1998 Ltd.	6,095	655,008
	FMS Enterprises Migun Ltd.	19,186	620,776
	Formula Systems 1985 Ltd.	63,135	6,800,476
	Formula Systems 1985 Ltd., Sponsored ADR	640	68,941
	Fox Wizel Ltd.	58,988	8,135,861
#	Freshmarket Ltd.	9,726	42,603
	Gav-Yam Lands Corp. Ltd.	670,458	7,979,704
#	Gilat Satellite Networks Ltd.	236,247	1,955,307
#	Hadera Paper Ltd.	21,885	1,749,610
	Harel Insurance Investments & Financial Services Ltd.	709,910	7,936,963
#	Hilan Ltd.	102,277	5,669,462
	IDI Insurance Co. Ltd.	45,880	1,844,674
	IES Holdings Ltd.	322	28,118
	Ilex Medical Ltd.	1,832	66,567
#	Inrom Construction Industries Ltd.	359,755	1,848,730
	Isracard Ltd.	44,630	179,393
	Israel Canada T.R Ltd.	142,161	686,110
#	Israel Land Development - Urban Renewal Ltd.	51,738	732,903
	Isras Investment Co. Ltd.	5,793	1,294,210
# *	Issta Lines Ltd.	13,336	338,264
# *	Itamar Medical Ltd.	16,668	16,845
# *	Kamada Ltd.	212,977	1,218,151
	Kenon Holdings Ltd.	132,631	5,324,288

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings Ltd.	32,654	$983,265
#	Klil Industries Ltd.	5,696	526,290
	M Yochananof & Sons Ltd.	735	50,736
	Magic Software Enterprises Ltd.	134,651	2,862,419
#	Malam - Team Ltd.	7,935	266,982
	Matrix IT Ltd.	230,989	6,271,653
#	Maytronics Ltd.	186,704	4,413,351
	Mediterranean Towers Ltd.	434,044	1,357,001
	Mega Or Holdings Ltd.	82,181	3,255,409
*	Mehadrin Ltd.	1,666	97,357
	Meitav Dash Investments Ltd.	132,413	716,153
	Menora Mivtachim Holdings Ltd.	183,161	4,237,325
	Migdal Insurance & Financial Holdings Ltd.	2,632,241	4,479,523
	Mivne Real Estate KD Ltd.	293,458	1,069,916
#	Mivtach Shamir Holdings Ltd.	27,751	998,523
	Mizrahi Tefahot Bank Ltd.	1	38
*	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,514,337
#	Nawi Brothers Ltd.	120,452	1,071,767
*	Neto Malinda Trading Ltd.	541	16,851
	Neto ME Holdings Ltd.	9,852	487,547
*	Nova Ltd.	97,194	10,378,728
	Novolog Ltd.	77,254	71,374
#	NR Spuntech Industries Ltd.	76,176	199,158
# *	Oil Refineries Ltd.	12,149,257	3,287,377
#	One Software Technologies Ltd.	36,860	630,688
# *	OPC Energy Ltd.	91,888	961,848
# *	Partner Communications Co. Ltd.	814,741	4,119,733
# *	Paz Oil Co. Ltd.	61,029	7,778,377
*	Perion Network Ltd.	68,990	1,927,851
	Plasson Industries Ltd.	20,201	1,512,086
	Prashkovsky Investments & Construction Ltd.	1,390	43,817
	Priortech Ltd.	1,827	57,147
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,934,411
	Scope Metals Group Ltd.	47,147	2,126,986
	Shufersal Ltd.	375,024	3,105,963
*	Summit Real Estate Holdings Ltd.	215,385	3,912,849
	Suny Cellular Communication Ltd.	312,529	144,430
	Tadiran Group Ltd.	16,403	2,138,780
#	Tel Aviv Stock Exchange Ltd.	4,097	22,453
*	Tera Light Ltd.	183,161	462,482
	Tiv Taam Holdings 1 Ltd.	5,700	17,607
#	Victory Supermarket Chain Ltd.	2,032	43,668
	YH Dimri Construction & Development Ltd.	13,830	992,844

TOTAL ISRAEL			225,995,115

ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846
	ACEA SpA	389,250	8,443,561
*	Aeffe SpA	177,250	514,393
Ω	Anima Holding SpA	2,288,575	12,160,209
*	Aquafil SpA	83,333	751,865
*	Arnoldo Mondadori Editore SpA	1,052,111	2,432,772
	Ascopiave SpA	477,634	1,945,606
*	Autogrill SpA	10,773	84,573
	Autostrade Meridionali SpA	3,917	128,053
#	Avio SpA	110,432	1,469,278
	Azimut Holding SpA	906,940	26,118,330
# *	Banca Generali SpA	479,643	22,564,658
	Banca IFIS SpA	213,020	3,939,086

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Banca Mediolanum SpA	433,126	$4,364,657
# *	Banca Monte dei Paschi di Siena SpA	213,039	254,571
	Banca Popolare di Sondrio SCPA	3,196,495	13,890,423
	Banca Profilo SpA	1,711,765	413,403
# * Ω	Banca Sistema SpA	414,926	1,086,549
#	Banco BPM SpA	12,107,842	37,652,859
	Banco di Desio e della Brianza SpA	241,954	895,396
	Be Shaping The Future SpA	533,191	1,431,733
Ω	BFF Bank SpA	995,372	8,912,594
	BPER Banca	7,710,672	16,906,161
	Brembo SpA	671,736	8,823,008
*	Brunello Cucinelli SpA	253,564	15,383,769
	Buzzi Unicem SpA	667,359	15,565,110
	Cairo Communication SpA	553,009	1,157,514
Ω	Carel Industries SpA	16,045	463,011
	Cementir Holding NV	355,007	3,727,353
*	CIR SpA-Compagnie Industriali	2,173,202	1,197,345
	Credito Emiliano SpA	616,798	4,679,645
# *	d’Amico International Shipping SA	1,821,713	217,217
	Danieli & C Officine Meccaniche SpA	54,367	1,174,572
#	Danieli & C Officine Meccaniche SpA	102,606	3,454,041
	De’ Longhi SpA	398,689	15,596,680
	DeA Capital SpA	690,835	1,067,250
	Digital Bros SpA	29,466	1,426,433
Ω	doValue SpA	16,231	155,641
*	Elica SpA	166,709	692,759
	Emak SpA	529,457	1,233,297
* Ω	Enav SpA	117,855	517,175
	ERG SpA	413,402	14,933,699
	Esprinet SpA	276,233	3,588,158
# *	Eurotech SpA	216,751	1,257,989
	Fila SpA	142,640	1,720,999
# *	Fincantieri SpA	3,504,948	2,756,134
# ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,095,594
	Gefran SpA	35,925	469,497
# *	Geox SpA	400,340	508,302
	Gruppo MutuiOnline SpA	172,390	8,418,318
	Hera SpA	5,824,869	23,830,941
*	Illimity Bank SpA	118,459	1,869,764
*	IMMSI SpA	1,310,992	786,869
*	Intek Group SpA	1,885,608	740,951
	Interpump Group SpA	73,726	5,430,808
	Iren SpA	4,806,713	14,937,749
	Italgas SpA	3,792,959	24,098,500
	Italmobiliare SpA	76,857	2,697,343
*	IVS Group SA	58,424	428,853
# *	Juventus Football Club SpA	2,997,765	2,423,961
	La Doria SpA	97,056	1,861,756
*	Leonardo SpA	1,656,501	12,154,693
	LU-VE SpA	5,064	137,936
	Maire Tecnimont SpA	1,069,316	4,607,747
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	Mediaset NV	3,564,565	10,013,357
	Openjobmetis SpA agenzia per il lavoro	63,025	838,444
* Ω	OVS SpA	1,754,591	5,040,099
	Pharmanutra SpA	700	55,048
	Piaggio & C SpA	1,284,185	4,305,023
Ω	Pirelli & C SpA	2,722,781	16,746,035

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
# *	Prima Industrie SpA	32,067	$708,473
Ω	RAI Way SpA	600,362	3,633,998
	Reno de Medici SpA	1,344,060	2,257,424
	Reply SpA	148,015	28,730,201
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	786,870
	Sabaf SpA	60,619	1,950,921
	SAES Getters SpA	900	26,738
# *	Safilo Group SpA	26,144	47,258
# *	Saipem SpA	3,496,778	7,661,352
*	Saras SpA	4,759,491	3,533,443
*	Servizi Italia SpA	50,192	120,897
	Sesa SpA	57,043	11,191,183
# *	Sogefi SpA	411,547	652,458
	SOL SpA	189,619	4,357,330
	Tamburi Investment Partners SpA	860,785	9,717,051
Ω	Technogym SpA	818,967	8,607,900
	Tinexta SpA	133,397	5,913,224
# *	Tiscali SpA	2,577,711	52,180
*	Tod’s SpA	83,275	4,593,294
	TXT e-solutions SpA	61,268	626,672
Ω	Unieuro SpA	154,222	3,623,573
	Unipol Gruppo SpA	3,525,971	20,251,022
	UnipolSai Assicurazioni SpA	69,983	202,650
	Webuild SpA	1,282,257	3,174,391
	Wiit SpA	2,125	75,085
	Zignago Vetro SpA	181,037	3,647,956

TOTAL ITALY			562,534,507

NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206
*	Accell Group NV	159,811	6,588,702
# *	AFC Ajax NV	13,955	240,350
#	AMG Advanced Metallurgical Group NV	191,502	5,648,370
*	Amsterdam Commodities NV	30,979	869,579
	APERAM SA	370,635	22,098,597
	Arcadis NV	543,636	26,497,175
	ASR Nederland NV	931,393	43,537,226
*	Avantium NV	1,640	7,268
Ω	B&S Group Sarl	1,733	15,663
# * Ω	Basic-Fit NV	259,446	12,597,616
	BE Semiconductor Industries NV	464,004	42,394,069
# *	Beter Bed Holding NV	27,380	166,028
	Boskalis Westminster	608,352	18,143,629
	Brunel International NV	155,477	2,136,336
	Corbion NV	409,080	19,424,109
Ω	Flow Traders	248,665	8,440,775
	ForFarmers NV	214,677	1,023,674
# *	Fugro NV	492,784	4,176,601
* Ω	GrandVision NV	173,216	5,684,214
	Heijmans NV	156,398	2,177,196
*	Hunter Douglas NV	17,912	2,133,134
	IMCD NV	226,957	50,394,583
* Ω	Intertrust NV	472,154	7,139,080
	Kendrion NV	97,269	2,250,984
*	Koninklijke BAM Groep NV	1,890,164	5,486,095
	Koninklijke Vopak NV	264,177	10,513,687
# * Ω	Lucas Bols BV	23,064	269,857
	Nedap NV	33,400	2,336,314
*	OCI NV	522,007	14,798,119

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Ordina NV	637,656	$2,657,933
# *	Pharming Group NV	273,983	230,254
#	PostNL NV	3,733,258	16,202,786
	SBM Offshore NV	1,178,894	18,612,700
	SIF Holding NV	34,182	557,283
Ω	Signify NV	673,043	32,613,232
*	Sligro Food Group NV	166,461	4,459,317
# ††	SNS NV	705,718	0
#	TKH Group NV	275,251	15,680,236
# *	TomTom NV	483,754	4,157,205
	Van Lanschot Kempen NV	119,261	3,307,116

TOTAL NETHERLANDS			455,552,298

NORWAY — (2.0%)
#	2020 Bulkers Ltd.	3,024	40,805
	ABG Sundal Collier Holding ASA	2,446,501	2,698,342
*	Akastor ASA	781,213	543,436
# *	Aker Solutions ASA	1,753,802	4,976,855
	American Shipping Co. ASA	236,690	874,983
*	ArcticZymes Technologies ASA	39,048	410,687
	Arendals Fossekompani AS	2,250	105,202
	Atea ASA	376,861	7,042,019
# *	Atlantic Sapphire ASA	67,633	340,783
# *	Axactor SE	946,461	911,431
*	B2Holding ASA	1,390,160	1,524,162
	Bank Norwegian ASA	672,342	8,338,415
	Bonheur ASA	146,347	5,784,971
# *	Borr Drilling Ltd.	65,386	66,352
	Borregaard ASA	533,915	12,965,296
	Bouvet ASA	19,729	158,081
# *	BW Energy Ltd.	240,850	788,610
Ω	BW LPG Ltd.	662,186	3,539,025
	BW Offshore Ltd.	759,145	2,472,206
* Ω	Crayon Group Holding ASA	96,912	2,263,173
*	DNO ASA	3,329,878	4,855,514
Ω	Europris ASA	1,186,781	8,788,076
Ω	Fjordkraft Holding ASA	45,087	268,440
	FLEX LNG Ltd.	204,864	4,140,955
#	Frontline Ltd.	597,796	5,313,544
	Golden Ocean Group Ltd.	274,826	2,485,582
# *	Grieg Seafood ASA	346,230	3,850,274
*	Hexagon Composites ASA	640,597	2,580,293
# *	IDEX Biometrics ASA	560,544	168,329
Ω	Kid ASA	12,008	160,803
	Kitron ASA	124,865	265,460
	Komplett Bank ASA	33,724	30,507
# *	Kongsberg Automotive ASA	4,148,425	1,482,536
*	Magnora ASA	5,528	12,292
	Medistim ASA	255	11,440
# *	MPC Container Ships AS	920,394	2,181,203
*	Next Biometrics Group AS	125,389	101,982
# *	Nordic Nanovector ASA	361,611	1,141,678
*	Nordic Semiconductor ASA	32,227	957,470
* Ω	Norske Skog ASA	25,340	104,187
	Norway Royal Salmon ASA	93,951	1,978,159
*	Norwegian Energy Co. ASA	2,292	44,477
*	NRC Group ASA	6,559	12,994
	Ocean Yield ASA	367,917	1,787,514
# *	Odfjell Drilling Ltd.	586,600	1,482,129

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Odfjell SE, Class A	137,586	$514,784
	Olav Thon Eiendomsselskap ASA	102,815	2,261,758
# *	Otello Corp. ASA	571,363	1,941,745
	Pareto Bank ASA	14,702	107,344
*	PCI Biotech Holding ASA	15,812	26,700
# *	PGS ASA	2,078,421	849,026
*	PhotoCure ASA	5,202	73,407
# * Ω	poLight ASA	920	12,557
	Protector Forsikring ASA	438,078	5,077,146
*	Q-Free ASA	32,883	31,404
# *	REC Silicon ASA	1,473,908	2,676,836
*	SATS ASA	14,064	35,660
Ω	Sbanken ASA	486,979	5,712,445
	Selvaag Bolig ASA	309,083	1,902,338
*	Solon Eiendom ASA	53,023	242,178
	Sparebank 1 Oestlandet	6,673	109,950
	SpareBank 1 SR-Bank ASA	2,742	42,053
	TGS ASA	248,332	2,290,274
	Treasure ASA	314,079	559,047
*	Ultimovacs ASA	12,553	187,935
	Veidekke ASA	640,408	9,228,280
# *	Volue ASA	224	1,563
*	Wallenius Wilhelmsen ASA	412,785	1,890,984
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,511,933
# Ω	XXL ASA	787,885	1,305,290

TOTAL NORWAY			138,643,309

PORTUGAL — (0.7%)
	Altri SGPS SA	537,332	3,481,700
# *	Banco Comercial Portugues SA, Class R	47,085,514	8,494,968
††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	96,949	1,349,922
#	CTT-Correios de Portugal SA	722,501	3,970,523
*	Greenvolt-Energias Renovaveis SA	9,769	76,729
*	Ibersol SGPS SA	40,114	230,250
# *	Mota-Engil SGPS SA	641,747	1,001,794
#	Navigator Co. SA	1,912,042	7,473,334
	NOS SGPS SA	1,736,593	6,775,096
# *	Novabase SGPS SA	72,649	395,894
	REN - Redes Energeticas Nacionais SGPS SA	3,108,358	9,469,537
	Sonae SGPS SA	7,021,578	7,729,237

TOTAL PORTUGAL			50,448,984

SPAIN — (5.2%)
	Acciona SA	85,202	16,362,442
	Acerinox SA	1,221,481	17,005,847
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	23,122	664,543
	Alantra Partners SA	70,405	1,309,552
	Almirall SA	496,655	7,385,593
# *	Amper SA	5,903,684	1,319,889
	Applus Services SA	915,379	8,285,467
*	Atresmedia Corp. de Medios de Comunicacion SA	541,919	2,209,000
#	Azkoyen SA	67,253	450,553
*	Banco de Sabadell SA	36,662,284	29,505,685
	Bankinter SA	4,259,580	23,453,290
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	384,094	8,186,078

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	CIE Automotive SA	401,403	$10,926,125
*	Construcciones y Auxiliar de Ferrocarriles SA	130,686	5,756,996
# *	Deoleo SA	37,749	14,599
*	Distribuidora Internacional de Alimentacion SA	3,729,910	68,152
#	Ebro Foods SA	529,626	10,510,706
*	eDreams ODIGEO SA	427,530	3,755,547
	Elecnor SA	200,108	2,444,452
#	Enagas SA	1,045,470	23,459,790
*	Ence Energia y Celulosa SA	988,129	2,543,068
*	Ercros SA	643,000	2,601,734
	Faes Farma SA	2,022,017	8,236,978
	Fluidra SA	324,873	12,407,873
	Fomento de Construcciones y Contratas SA	361,953	4,614,403
* Ω	Gestamp Automocion SA	643,219	2,875,877
Ω	Global Dominion Access SA	695,411	3,730,791
	Grupo Catalana Occidente SA	271,573	9,645,370
	Grupo Empresarial San Jose SA	151,317	752,002
# *	Grupo Ezentis SA	1,629,459	502,237
	Iberpapel Gestion SA	47,911	1,089,637
*	Indra Sistemas SA	957,080	11,575,242
	Laboratorio Reig Jofre SA	14,659	67,823
	Laboratorios Farmaceuticos Rovi SA	101,310	7,107,974
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,633,647
	Mapfre SA	1,222,333	2,588,038
*	Mediaset Espana Comunicacion SA	1,094,655	5,709,097
*	Melia Hotels International SA	736,073	5,433,419
Ω	Metrovacesa SA	29,551	259,090
#	Miquel y Costas & Miquel SA	142,055	1,970,060
Ω	Neinor Homes SA	69,192	892,519
# *	Obrascon Huarte Lain SA	1,213,629	988,034
*	Oryzon Genomics SA	35,547	125,672
#	Pharma Mar SA	32,993	2,566,390
	Prim SA	40,283	672,652
*	Promotora de Informaciones SA, Class A	1,330,083	929,366
Ω	Prosegur Cash SA	158,555	108,905
	Prosegur Cia de Seguridad SA	1,593,388	4,521,570
*	Realia Business SA	1,667,905	1,418,079
	Renta 4 Banco SA	442	4,862
	Sacyr SA	3,029,915	8,636,598
*	Solaria Energia y Medio Ambiente SA	435,695	8,719,212
*	Solarpack Corp. Tecnologica SA	3,377	103,366
* Ω	Talgo SA	587,102	3,248,677
# *	Tecnicas Reunidas SA	188,993	1,709,151
# *	Tubacex SA	738,150	1,470,041
# *	Tubos Reunidos SA	34,204	15,724
Ω	Unicaja Banco SA	8,005,465	8,565,582
#	Vidrala SA	123,220	13,040,234
	Viscofan SA	290,403	19,857,953
*	Vocento SA	352,577	418,521
	Zardoya Otis SA	1,131,276	9,096,312

TOTAL SPAIN			351,528,086

SWEDEN — (8.8%)
Ω	AcadeMedia AB	437,894	3,140,700
	AddLife AB, Class B	251,737	10,284,440
	AddNode Group AB, Class B	88,499	3,667,454
	AddTech AB, Class B	137,673	3,080,045
	AFRY AB	306,988	9,135,052
Ω	Alimak Group AB	254,539	3,453,216

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Ambea AB	164,144	$1,139,760
*	Annehem Fastigheter AB, Class B	126,142	541,254
*	Arise AB	70,657	354,227
	Arjo AB, Class B	1,036,474	14,134,663
	Atrium Ljungberg AB, Class B	245,333	5,633,437
* Ω	Attendo AB	733,120	3,150,596
*	Balco Group AB	979	14,501
	Beijer Alma AB	294,953	7,401,908
*	Beijer Electronics Group AB	93,898	829,741
	Bergman & Beving AB	193,579	3,493,862
	Bergs Timber AB, Class B	62,277	39,624
	Besqab AB	21,962	453,543
	Betsson AB, Class B	925,914	6,462,899
*	BHG Group AB	351,076	4,048,201
	Bilia AB, Class A	620,818	11,039,055
	BioGaia AB, Class B	64,027	3,948,825
	Biotage AB	414,491	13,412,951
	Bjorn Borg AB	13,009	57,225
	Bonava AB, Class B	529,583	5,231,860
# * Ω	Boozt AB	233,012	3,925,357
Ω	Bravida Holding AB	749,559	11,274,370
	Bufab AB	215,726	9,202,092
	Bulten AB	115,761	1,041,793
	Bure Equity AB	362,388	16,821,084
	Byggmax Group AB	451,504	3,870,842
# *	Calliditas Therapeutics AB, Class B	75,130	595,409
	Catella AB	25,263	113,284
	Catena AB	167,709	10,218,078
# *	Catena Media PLC	317,750	2,116,979
*	Cavotec SA	79,682	210,918
	Cellavision AB	18,793	856,163
#	Clas Ohlson AB, Class B	237,047	2,552,219
	Cloetta AB, Class B	1,709,190	5,429,374
*	Collector AB	247,746	1,220,365
	Concentric AB	354,479	10,432,883
Ω	Coor Service Management Holding AB	314,448	3,054,772
	Corem Property Group AB, Class B	4,350,002	14,438,128
	Dios Fastigheter AB	767,655	8,931,258
*	Doro AB	155,569	1,210,285
*	Duni AB	215,342	2,999,020
# Ω	Dustin Group AB	528,662	6,466,120
	Eastnine AB	126,421	2,200,411
	Elanders AB, Class B	59,878	1,033,298
*	Electrolux Professional AB, Class B	217,107	1,677,375
* Ω	Eltel AB	206,068	419,711
*	Enea AB	102,697	2,832,209
	Eolus Vind AB, Class B	35,068	644,152
	eWork Group AB	32,666	417,365
	Fagerhult AB	300,931	2,411,332
	FastPartner AB, Class A	1,130	16,101
	FastPartner AB, Class D	35	328
#	Fenix Outdoor International AG	19,605	2,886,238
	Ferronordic AB	1,301	44,498
# *	Fingerprint Cards AB, Class B	634,700	1,519,016
#	G5 Entertainment AB	35,644	1,955,071
	GARO AB	1,190	29,917
	GHP Specialty Care AB	41,172	123,255
	Granges AB	815,935	8,899,324
*	Haldex AB	331,448	1,984,066

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Heba Fastighets AB, Class B	134,907	$2,210,366
	Hexatronic Group AB	43,431	1,906,065
	HMS Networks AB	136,807	7,811,446
# * Ω	Hoist Finance AB	489,300	1,723,268
*	Humana AB	126,275	1,053,691
*	IAR Systems Group AB	1,213	13,708
# *	Immunovia AB	8,077	111,674
	Instalco AB	79,528	4,227,618
	Inwido AB	457,409	8,386,038
	JM AB	481,244	19,498,354
*	John Mattson Fastighetsforetagen AB	7,007	143,750
	Karnov Group AB	26,847	172,497
*	Karo Pharma AB	9,885	65,142
*	K-fast Holding AB	4,327	39,667
	Kindred Group PLC	610,171	8,574,287
	KNOW IT AB	200,212	8,059,664
#	Kungsleden AB	1,416,636	19,482,573
	Lagercrantz Group AB, Class B	1,399,809	18,743,650
Ω	LeoVegas AB	497,758	1,883,710
	Lime Technologies AB	8,592	347,347
	Lindab International AB	596,103	19,529,994
	Loomis AB, Class B	363,693	9,815,208
*	Medcap AB	4,211	98,019
*	Mekonomen AB	306,155	6,316,287
#	Midsona AB, Class B	8,545	53,263
	MIPS AB	41,429	5,015,874
*	Modern Times Group MTG AB, Class B	523,005	5,997,215
	Momentum Group AB, Class B	137,415	3,530,364
Ω	Munters Group AB	17,672	130,775
	Mycronic AB	438,731	10,181,176
	NCAB Group AB	1,185	94,283
	NCC AB, Class B	269,582	4,670,873
	Nederman Holding AB	30,189	665,873
*	Nelly Group AB	47,409	164,351
*	Net Insight AB, Class B	1,391,434	523,707
*	New Wave Group AB, Class B	426,925	7,245,769
	Nobia AB	899,689	5,545,160
Ω	Nobina AB	732,991	7,020,948
	Nolato AB, Class B	1,581,189	20,905,552
	Nordic Waterproofing Holding AB	67,508	2,007,240
*	Note AB	3,676	77,434
	NP3 Fastigheter AB	157,719	5,602,291
	Nyfosa AB	1,333,045	22,499,671
	OEM International AB, Class B	143,694	3,232,415
# * Ω	Oncopeptides AB	38,454	17,421
*	Pandox AB, Class B	318,921	5,620,185
	Peab AB, Class B	355,576	4,469,461
	Platzer Fastigheter Holding AB, Class B	250,352	4,079,764
	Pricer AB, Class B	892,974	2,671,723
	Proact IT Group AB	186,907	1,884,815
*	Qliro AB	70,318	220,790
	Ratos AB, Class B	1,561,734	8,991,229
*	RaySearch Laboratories AB	160,684	1,142,441
Ω	Resurs Holding AB	866,858	4,671,426
	Rottneros AB	672,020	782,939
# *	SAS AB	6,054,659	1,053,843
	Scandi Standard AB	397,762	1,983,208
# * Ω	Scandic Hotels Group AB	497,612	2,406,943
*	Sdiptech AB, Class B	7,857	409,663

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Sectra AB, Class B	550,055	$13,386,369
	Semcon AB	118,592	1,700,356
# *	Sensys Gatso Group AB	2,726,230	307,619
*	SkiStar AB	326,050	6,801,445
*	Starbreeze AB	37,435	5,333
*	Stillfront Group AB	160,648	717,386
#	Systemair AB	360,836	3,482,818
	Tethys Oil AB	86,203	627,608
	Troax Group AB	214,262	8,772,124
	VBG Group AB, Class B	26,732	516,470
	Vitec Software Group AB, Class B	30,000	1,770,617
	Wihlborgs Fastigheter AB	595,255	14,112,451

TOTAL SWEDEN			598,208,203

SWITZERLAND — (15.1%)
	Adecco Group AG	96,510	4,862,177
	Allreal Holding AG	118,457	25,053,150
	ALSO Holding AG	47,951	14,230,156
*	ams AG	1,241,971	24,588,933
*	APG SGA SA	8,849	1,999,895
	Arbonia AG	343,677	7,472,159
*	Aryzta AG	7,086,156	9,265,969
*	Ascom Holding AG	199,345	3,102,913
*	Autoneum Holding AG	24,022	3,760,329
	Bachem Holding AG, Class B	6,229	5,014,087
	Baloise Holding AG	78,580	12,522,513
	Banque Cantonale de Geneve	9,528	1,748,386
	Banque Cantonale du Jura SA	3,848	223,528
	Banque Cantonale Vaudoise	77,595	6,247,355
	Belimo Holding AG	62,238	36,184,269
	Bell Food Group AG	14,632	4,696,887
	Bellevue Group AG	57,974	2,602,869
	Berner Kantonalbank AG	30,281	6,963,397
	BKW AG	162,650	21,549,029
*	Bobst Group SA	68,727	5,596,710
	Bossard Holding AG, Class A	44,391	16,303,975
	Bucher Industries AG	55,557	28,039,159
	Burckhardt Compression Holding AG	734	309,147
	Burkhalter Holding AG	28,640	2,073,327
	Bystronic AG	9,740	13,392,351
	Calida Holding AG	37,539	1,989,357
#	Carlo Gavazzi Holding AG	3,077	848,458
	Cembra Money Bank AG	190,227	12,698,502
	Cicor Technologies Ltd.	15,422	987,623
	Cie Financiere Tradition SA	10,803	1,314,828
	Clariant AG	607,633	12,792,212
	Coltene Holding AG	26,808	3,389,680
	Comet Holding AG	13,558	5,044,814
*	COSMO Pharmaceuticals NV	1,793	136,402
	Daetwyler Holding AG	4,136	1,609,056
	DKSH Holding AG	239,714	19,214,204
	dormakaba Holding AG	24,243	17,968,995
*	Dottikon Es Holding AG	1,800	661,013
*	Dufry AG	308,204	16,318,245
	EFG International AG	687,616	4,822,645
	Emmi AG	15,691	16,373,888
	Energiedienst Holding AG	83,637	4,233,893
# *	Evolva Holding SA	3,349,123	511,637
*	Feintool International Holding AG	16,000	944,024

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Flughafen Zurich AG	133,405	$24,091,216
	Forbo Holding AG	8,787	17,095,042
	Fundamenta Real Estate AG	1,593	34,357
Ω	Galenica AG	93,749	6,866,823
*	GAM Holding AG	1,195,762	1,926,052
	Georg Fischer AG	32,352	48,950,258
	Gurit Holding AG	3,022	5,246,197
	Helvetia Holding AG	249,056	29,635,381
	Hiag Immobilien Holding AG	20,971	2,220,390
# *	HOCHDORF Holding AG	6,697	299,976
	Huber & Suhner AG	97,132	8,639,895
	Hypothekarbank Lenzburg AG	6	27,510
*	Implenia AG	107,391	2,190,319
# *	Ina Invest Holding AG	25,352	511,625
	Inficon Holding AG	14,710	18,874,486
	Interroll Holding AG	4,928	23,908,178
	Intershop Holding AG	10,420	6,517,612
	Investis Holding SA	4,392	488,958
*	Jungfraubahn Holding AG	17,432	2,736,203
	Kardex Holding AG	48,471	14,950,476
*	Komax Holding AG	21,726	5,537,750
#	Kudelski SA	217,692	868,019
	Landis+Gyr Group AG	74,312	5,108,773
*	Lastminute.com NV	8,188	392,470
	LEM Holding SA	3,920	9,503,722
	Liechtensteinische Landesbank AG	64,323	3,797,611
	Luzerner Kantonalbank AG	20,110	9,293,923
* Ω	Medacta Group SA	3,335	558,375
* Ω	Medartis Holding AG	2,942	386,892
* Ω	Medmix AG	143,103	6,841,780
*	Meier Tobler Group AG	45,826	968,253
	Metall Zug AG	1,092	2,475,878
# *	Meyer Burger Technology AG	2,931,882	1,399,176
*	Mikron Holding AG	8,692	74,136
	Mobilezone Holding AG	286,137	3,850,415
	Mobimo Holding AG	57,045	19,225,099
	OC Oerlikon Corp. AG	1,697,772	17,286,204
# *	Orascom Development Holding AG	93,520	1,102,411
	Orell Fuessli AG	5,028	513,033
	Orior AG	37,151	3,815,474
	Peach Property Group AG	1,034	70,019
	Phoenix Mecano AG	4,517	2,198,068
	Plazza AG, Class A	6,895	2,507,749
	PSP Swiss Property AG	341,202	42,652,293
*	Rieter Holding AG	21,873	4,540,347
	Romande Energie Holding SA	2,640	3,919,877
#	Schaffner Holding AG	3,363	1,044,305
	Schweiter Technologies AG	7,236	10,391,255
#	Schweizerische Nationalbank	23	128,212
* Ω	Sensirion Holding AG	14,393	2,074,336
	SFS Group AG	128,752	17,342,186
	Siegfried Holding AG	33,622	32,339,058
	SIG Combibloc Group AG	74,956	1,960,301
	Softwareone Holding AG	206,099	4,775,706
	St Galler Kantonalbank AG	17,366	8,003,909
	Sulzer AG	143,103	14,067,737
	Swiss Prime Site AG	70,268	7,143,887
*	Swiss Steel Holding AG	3,266,809	1,254,400
	Swissquote Group Holding SA	85,926	17,430,019

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Tecan Group AG	9,035	$5,535,764
	Thurgauer Kantonalbank	3,152	363,458
# *	Tornos Holding AG	26,632	217,704
*	TX Group AG	19,090	3,153,773
*	u-blox Holding AG	54,104	3,959,462
	Valiant Holding AG	110,273	10,915,051
*	Valora Holding AG	29,410	5,596,997
Ω	VAT Group AG	148,293	70,888,598
	Vaudoise Assurances Holding SA	6,746	3,399,284
	Vetropack Holding AG	66,692	4,104,982
	Vifor Pharma AG	16,210	2,093,129
*	Von Roll Holding AG	378,198	503,449
	Vontobel Holding AG	233,275	21,603,372
	VP Bank AG, Class A	24,056	2,708,731
	VZ Holding AG	90,310	9,168,076
*	V-ZUG Holding AG	10,820	1,522,417
	Walliser Kantonalbank	18,991	2,096,857
	Warteck Invest AG	27	71,084
	Ypsomed Holding AG	9,309	1,541,252
	Zehnder Group AG	86,306	9,289,901
	Zug Estates Holding AG, Class B	1,186	2,564,306
	Zuger Kantonalbank AG	700	5,017,843

TOTAL SWITZERLAND			1,028,031,648

UNITED KINGDOM — (0.1%)
	Stolt-Nielsen Ltd.	195,297	3,012,147
# *	TORM PLC, Class A	202,039	1,648,746

TOTAL UNITED KINGDOM			4,660,893

UNITED STATES — (0.0%)
*	Arko Corp.	135,431	1,294,368

TOTAL COMMON STOCKS			6,449,989,909

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Biotest AG	96,750	4,681,099
	Draegerwerk AG & Co. KGaA	65,997	5,199,849
	FUCHS PETROLUB SE	349,339	16,754,570
	Jungheinrich AG	364,914	18,505,718
	Sixt SE	119,845	11,874,154
	STO SE & Co. KGaA	15,899	3,578,507
	Villeroy & Boch AG	41,086	1,138,591

TOTAL GERMANY			61,732,488

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	497,492	0
# *	Porr AG Rights 11/03/21	75,457	12,299

TOTAL AUSTRIA			12,299

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,039	0

PORTUGAL — (0.0%)
*	Ibersol SGPS SA Rights 11/12/21	40,114	13,912

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (0.0%)
# *	Miquel y Costas & Miquel SA Rights 11/01/21	142,055	$715,382

TOTAL RIGHTS/WARRANTS			741,593

TOTAL INVESTMENT SECURITIES (Cost $4,543,679,052)			6,512,463,990

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@ §	The DFA Short Term Investment Fund	25,693,219	297,270,547

TOTAL INVESTMENTS — (100.0%) (Cost $4,840,922,007)			$6,809,734,537

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,970,956	—	$213,970,956
Belgium	$7,688,844	254,356,424	—	262,045,268
Canada	—	709,749	—	709,749
Denmark	—	359,699,369	—	359,699,369
Finland	—	394,584,226	—	394,584,226
France	—	710,226,064	$40,860	710,266,924
Germany	14,482,505	1,011,049,873	—	1,025,532,378
Ireland	—	66,283,628	—	66,283,628
Israel	1,561,556	224,433,559	—	225,995,115
Italy	—	562,534,507	—	562,534,507
Netherlands	—	455,552,298	—	455,552,298
Norway	—	138,643,309	—	138,643,309
Portugal	—	50,448,984	—	50,448,984
Spain	—	351,528,086	—	351,528,086
Sweden	—	598,208,203	—	598,208,203
Switzerland	6,841,780	1,021,189,868	—	1,028,031,648
United Kingdom	—	4,660,893	—	4,660,893
United States	—	1,294,368	—	1,294,368
Preferred Stocks
Germany	—	61,732,488	—	61,732,488
Rights/Warrants
Austria	—	12,299	—	12,299
Portugal	—	13,912	—	13,912
Spain	—	715,382	—	715,382
Securities Lending Collateral	—	297,270,547	—	297,270,547

TOTAL	$30,574,685	$6,779,118,992	$40,860^	$6,809,734,537

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (3.0%)
	Ambev SA, ADR	2,170,950	$6,426,012
*	Americanas SA	199,121	1,047,857
	Atacadao SA	608,689	1,794,639
	B3 SA - Brasil Bolsa Balcao	2,833,971	5,980,473
	Banco Bradesco SA	720,380	2,169,896
	Banco BTG Pactual SA	541,804	2,164,797
	Banco do Brasil SA	697,650	3,522,985
	Banco Inter SA	78,934	161,957
	Banco Santander Brasil SA	214,624	1,308,173
	BB Seguridade Participacoes SA	478,843	1,874,206
*	Braskem SA, Sponsored ADR	67,098	1,299,688
*	BRF SA	624,423	2,570,138
	CCR SA	1,918,917	3,886,251
	Centrais Eletricas Brasileiras SA	133,977	803,083
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	1,796,361
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	257,260
	Cia Energetica de Minas Gerais	166,025	488,914
	Cia Paranaense de Energia, Sponsored ADR	17,400	88,914
	Cia Paranaense de Energia	39,800	205,918
	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,223,828
	Cia Siderurgica Nacional SA	201,965	815,189
	Cosan SA	519,496	1,821,614
	CPFL Energia SA	146,500	682,947
	Energisa SA	228,135	1,601,529
*	Eneva SA	222,000	566,427
	Engie Brasil Energia SA	142,776	984,339
	Equatorial Energia SA	1,008,121	4,086,929
	Gerdau SA, Sponsored ADR	750,154	3,548,228
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	41,451
Ω	Hapvida Participacoes e Investimentos SA	467,407	955,717
	Hypera SA	368,936	1,834,286
	Itau Unibanco Holding SA	217,203	809,345
	JBS SA	907,200	6,277,005
*	Klabin SA	1,184,590	4,814,929
	Localiza Rent a Car SA	284,714	2,285,259
	Lojas Americanas SA	153,211	133,834
	Lojas Renner SA	822,247	4,695,599
	Magazine Luiza SA	1,132,402	2,168,976
*	Natura & Co. Holding SA	519,291	3,579,223
	Neoenergia SA	13,100	35,978
	Notre Dame Intermedica Participacoes SA	191,892	2,182,152
*	Petro Rio SA	599,305	2,492,237
	Petroleo Brasileiro SA, Sponsored ADR	1,257,307	12,082,720
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,237,811
	Petroleo Brasileiro SA	2,733,556	13,401,874
	Porto Seguro SA	352,474	1,457,660
	Raia Drogasil SA	676,185	2,785,588
*	Rumo SA	1,345,731	3,812,722
	Sendas Distribuidora SA	1,324,200	3,587,480
*	Suzano SA	480,607	4,192,261
# *	Suzano SA, Sponsored ADR	74,273	651,373
	Telefonica Brasil SA	248,062	2,000,741
	TIM SA	1,144,280	2,274,854
	TOTVS SA	323,491	1,877,736
	Ultrapar Participacoes SA	396,163	916,037
	Usinas Siderurgicas de Minas Gerais SA Usiminas	40,000	91,286
	Vale SA, Sponsored ADR	492,462	6,269,048

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA	2,960,013	$37,557,408
	Vibra Energia SA	659,755	2,452,543
	WEG SA	772,566	5,064,840
*	XP, Inc.	58,513	1,918,028

TOTAL BRAZIL			191,116,553

CHILE — (0.4%)
	Aguas Andinas SA, Class A	46,865	8,937
	Banco de Chile, ADR	128,473	2,220,001
	Banco de Credito e Inversiones SA	44,964	1,514,592
	Banco Santander Chile, ADR	78,503	1,391,073
	CAP SA	95,505	945,800
	Cencosud SA	2,030,933	2,970,410
	Cencosud Shopping SA	306,396	296,438
	Cia Cervecerias Unidas SA	9,080	76,075
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	381,050
	Cia Sud Americana de Vapores SA	24,425,440	1,587,463
	Colbun SA	6,066,618	418,297
	Embotelladora Andina SA, ADR, Class B	24,029	294,836
	Empresa Nacional de Telecomunicaciones SA	248,695	853,003
	Empresas CMPC SA	882,894	1,629,090
	Empresas COPEC SA	199,016	1,565,541
#	Enel Americas SA, ADR	531,039	3,005,681
#	Enel Chile SA, ADR	612,583	1,329,305
	Falabella SA	296,510	819,772
	Plaza SA	228,768	228,327
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	94,021	5,160,813

TOTAL CHILE			26,696,504

CHINA — (31.5%)
*	360 Security Technology, Inc., Class A	409,600	770,546
*	51job, Inc., ADR	36,065	2,148,031
	AAC Technologies Holdings, Inc.	1,726,500	7,462,306
	Addsino Co. Ltd., Class A	129,000	309,789
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	283,882
	AECC Aviation Power Co. Ltd., Class A	79,700	736,435
	Agile Group Holdings Ltd.	2,346,000	1,839,130
	Agricultural Bank of China Ltd., Class H	23,317,000	7,923,285
	Aier Eye Hospital Group Co. Ltd., Class A	226,236	1,710,968
*	Air China Ltd., Class H	1,830,000	1,287,446
*	Alibaba Group Holding Ltd., Sponsored ADR	929,746	153,352,305
*	Alibaba Group Holding Ltd.	714,100	14,683,794
*	Alibaba Health Information Technology Ltd.	2,164,000	2,709,735
Ω	A-Living Smart City Services Co. Ltd.	58,500	194,190
*	Aluminum Corp. of China Ltd., ADR	21,075	316,125
*	Aluminum Corp. of China Ltd., Class H	7,152,000	4,304,004
	Angang Steel Co. Ltd., Class H	468,000	251,563
	Angel Yeast Co. Ltd., Class A	106,100	922,750
	Anhui Anke Biotechnology Group Co. Ltd., Class A	38,520	73,789
	Anhui Conch Cement Co. Ltd., Class H	2,516,500	12,443,855
	Anhui Gujing Distillery Co. Ltd., Class A	18,116	643,845
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,819	348,536
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	671,249
	Anhui Yingjia Distillery Co. Ltd., Class A	74,000	702,137
	ANTA Sports Products Ltd.	781,000	12,100,595
	Apeloa Pharmaceutical Co. Ltd., Class A	163,520	887,573
	Asymchem Laboratories Tianjin Co. Ltd., Class A	7,200	447,749
	Autobio Diagnostics Co. Ltd., Class A	47,984	410,638

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co. Ltd., Class A	112,776	$616,961
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	369,414
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	199,379
	AVICOPTER PLC, Class A	22,704	223,173
	Bafang Electric Suzhou Co. Ltd., Class A	8,500	316,993
*	Baidu, Inc., Sponsored ADR	137,226	22,263,546
*	Baidu, Inc., Class A	766,950	15,671,958
	Bank of Beijing Co. Ltd., Class A	1,062,508	735,412
	Bank of Changsha Co. Ltd., Class A	436,484	548,649
	Bank of Chengdu Co. Ltd., Class A	441,950	881,476
	Bank of China Ltd., Class H	39,731,181	14,060,927
	Bank of Communications Co. Ltd., Class H	10,379,515	6,174,594
	Bank of Guiyang Co. Ltd., Class A	515,395	543,741
	Bank of Hangzhou Co. Ltd., Class A	352,304	785,814
	Bank of Jiangsu Co. Ltd., Class A	742,270	729,418
	Bank of Nanjing Co. Ltd., Class A	787,380	1,193,459
	Bank of Ningbo Co. Ltd., Class A	288,493	1,719,880
	Bank of Shanghai Co. Ltd., Class A	713,983	813,481
	Bank of Suzhou Co. Ltd., Class A	323,800	348,776
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	1,129,170
# *	BeiGene Ltd., ADR	741	265,071
*	BeiGene Ltd.	191,700	5,301,005
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	429,892
	Beijing Dabeinong Technology Group Co. Ltd., Class A	404,252	542,101
	Beijing Easpring Material Technology Co. Ltd., Class A	34,600	478,952
	Beijing Enlight Media Co. Ltd., Class A	221,406	323,957
	Beijing New Building Materials PLC, Class A	172,803	761,482
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	860,281
	Beijing Originwater Technology Co. Ltd., Class A	293,800	319,778
	Beijing Shiji Information Technology Co. Ltd., Class A	87,729	324,707
*	Beijing Shougang Co. Ltd., Class A	257,300	231,399
	Beijing Shunxin Agriculture Co. Ltd., Class A	62,300	317,279
	Beijing Tiantan Biological Products Corp. Ltd., Class A	64,347	290,438
	Beijing Tongrentang Co. Ltd., Class A	36,400	182,411
	Beijing United Information Technology Co. Ltd., Class A	8,800	154,110
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	441,728
	Betta Pharmaceuticals Co. Ltd., Class A	19,406	239,990
	BGI Genomics Co. Ltd., Class A	55,500	772,115
*	Bilibili, Inc., Class Z	63,320	4,639,828
	BOC International China Co. Ltd., Class A	179,500	372,427
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,537,947
#	Bosideng International Holdings Ltd.	3,082,000	2,388,098
*	BTG Hotels Group Co. Ltd., Class A	44,400	169,657
	BYD Co. Ltd., Class H	514,386	19,674,020
	By-health Co. Ltd., Class A	124,793	496,766
	C&S Paper Co. Ltd., Class A	148,000	393,797
	Caitong Securities Co. Ltd., Class A	421,300	675,171
* Ω	CanSino Biologics, Inc., Class H	39,000	997,409
	CECEP Solar Energy Co. Ltd., Class A	241,000	420,101
	CECEP Wind-Power Corp., Class A	356,800	411,278
	Centre Testing International Group Co. Ltd., Class A	27,300	117,681
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,318,798
	Chacha Food Co. Ltd., Class A	31,000	276,121
	Changchun High & New Technology Industry Group, Inc., Class A	20,700	882,596
	Changjiang Securities Co. Ltd., Class A	649,070	734,134
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	17,700	632,415
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	873,815
	Chengtun Mining Group Co. Ltd., Class A	229,600	366,964
*	Chengxin Lithium Group Co. Ltd., Class A	32,529	293,803

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	203,200	$516,325
	China Baoan Group Co. Ltd., Class A	129,234	423,908
	China Cinda Asset Management Co. Ltd., Class H	3,106,000	518,534
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,031,597
	China Coal Energy Co. Ltd., Class H	3,786,777	2,310,257
††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	652,593
	China Conch Venture Holdings Ltd.	1,567,000	7,614,594
	China Construction Bank Corp., Class H	79,728,590	54,261,738
	China CSSC Holdings Ltd., Class A	45,800	160,933
# *	China Eastern Airlines Corp. Ltd., ADR	11,904	230,104
*	China Eastern Airlines Corp. Ltd., Class H	3,082,000	1,209,234
	China Everbright Bank Co. Ltd., Class H	4,752,000	1,671,093
Ω	China Feihe Ltd.	5,705,000	9,471,978
	China Galaxy Securities Co. Ltd., Class H	5,850,000	3,257,141
	China Gas Holdings Ltd.	6,299,200	15,722,928
	China Great Wall Securities Co. Ltd., Class A	196,900	351,748
	China Greatwall Technology Group Co. Ltd., Class A	182,800	384,440
	China Hongqiao Group Ltd.	4,467,000	4,963,065
Ω	China International Capital Corp. Ltd., Class H	2,061,200	5,103,054
	China International Marine Containers Group Co. Ltd., Class H	524,820	1,039,815
	China Jushi Co. Ltd., Class A	396,469	1,184,425
#	China Life Insurance Co. Ltd., ADR	455,615	3,927,401
	China Life Insurance Co. Ltd., Class H	1,945,000	3,378,989
* Ω	China Literature Ltd.	337,200	2,339,653
	China Longyuan Power Group Corp. Ltd., Class H	2,872,000	6,717,712
	China Mengniu Dairy Co. Ltd.	2,224,000	14,150,339
	China Merchants Bank Co. Ltd., Class H	3,434,554	28,782,038
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	434,316
# Ω	China Merchants Securities Co. Ltd., Class H	535,860	846,618
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	459,273	749,062
	China Minmetals Rare Earth Co. Ltd., Class A	41,491	246,071
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,910,558
	China Molybdenum Co. Ltd., Class H	5,004,966	3,094,083
	China National Building Material Co. Ltd., Class H	10,930,000	13,698,492
	China National Medicines Corp. Ltd., Class A	31,900	151,961
	China National Nuclear Power Co. Ltd., Class A	1,600,390	1,715,181
	China National Software & Service Co. Ltd., Class A	20,300	162,735
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	1,058,813
	China Oilfield Services Ltd., Class H	4,074,000	3,896,236
	China Overseas Land & Investment Ltd.	7,665,500	16,906,687
	China Pacific Insurance Group Co. Ltd., Class H	4,918,400	15,039,840
	China Petroleum & Chemical Corp., ADR	52,089	2,535,678
	China Petroleum & Chemical Corp., Class H	12,896,800	6,283,743
	China Railway Group Ltd., Class H	7,014,000	3,426,305
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,390,000	838,423
	China Resources Beer Holdings Co. Ltd.	1,137,611	9,393,069
	China Resources Cement Holdings Ltd.	6,186,000	5,201,833
	China Resources Gas Group Ltd.	2,140,000	11,486,106
#	China Resources Land Ltd.	5,690,666	22,110,902
	China Resources Power Holdings Co. Ltd.	2,194,517	5,679,899
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	110,058	414,917
	China Shenhua Energy Co. Ltd., Class H	5,763,500	12,393,224
*	China Southern Airlines Co. Ltd., Sponsored ADR	7,704	232,969
# *	China Southern Airlines Co. Ltd., Class H	1,720,000	1,045,953
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,398,617
	China Suntien Green Energy Corp. Ltd., Class H	673,000	534,877
	China Taiping Insurance Holdings Co. Ltd.	3,127,306	4,758,791
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	3,832,275
Ω	China Tower Corp. Ltd., Class H	65,824,000	8,530,708

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China TransInfo Technology Co. Ltd., Class A	145,530	$304,127
	China Vanke Co. Ltd., Class H	3,341,320	7,806,757
	China Yangtze Power Co. Ltd., Class A	748,847	2,488,648
	China Zhenhua Group Science & Technology Co. Ltd., Class A	36,400	589,488
#	China Zheshang Bank Co. Ltd., Class H	82,000	32,981
*	Chongqing Brewery Co. Ltd., Class A	21,500	504,381
	Chongqing Changan Automobile Co. Ltd., Class A	186,420	570,147
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	947,498
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,958,647
	Chow Tai Seng Jewellery Co. Ltd., Class A	82,704	244,124
	CIFI Holdings Group Co. Ltd.	4,041,191	2,243,177
	CITIC Ltd.	4,725,000	4,733,483
	CITIC Securities Co. Ltd., Class H	2,142,000	5,438,446
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	144,300	310,884
	CNOOC Energy Technology & Services Ltd., Class A	406,800	183,634
	Contemporary Amperex Technology Co. Ltd., Class A	61,920	6,202,652
# *	COSCO SHIPPING Holdings Co. Ltd., Class H	3,966,299	6,143,429
	Country Garden Holdings Co. Ltd.	15,537,519	14,620,914
	Country Garden Services Holdings Co. Ltd.	1,136,492	8,749,261
Ω	CSC Financial Co. Ltd., Class H	1,105,500	1,168,604
	CSG Holding Co. Ltd., Class A	225,400	318,574
	CSPC Pharmaceutical Group Ltd.	17,069,200	17,811,704
	Daan Gene Co. Ltd., Class A	171,580	515,513
Ω	Dali Foods Group Co. Ltd.	4,627,500	2,576,507
	Daqin Railway Co. Ltd., Class A	883,060	876,201
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	94,095	519,920
	Datang International Power Generation Co. Ltd., Class H	2,826,000	510,735
	DHC Software Co. Ltd., Class A	290,300	314,860
	Do-Fluoride New Materials Co. Ltd., Class A	31,200	303,485
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	270,074
	Dongfang Electric Corp. Ltd., Class H	151,800	242,216
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	1,328,115
	Dongxing Securities Co. Ltd., Class A	323,718	554,436
	East Money Information Co. Ltd., Class A	325,440	1,673,578
	Ecovacs Robotics Co. Ltd., Class A	14,400	386,088
	ENN Energy Holdings Ltd.	561,700	9,677,236
	ENN Natural Gas Co. Ltd., Class A	245,000	705,345
* Ω	ESR Cayman Ltd.	965,200	3,123,257
	Eve Energy Co. Ltd., Class A	38,105	675,439
# Ω	Everbright Securities Co. Ltd., Class H	512,600	400,320
	Fangda Carbon New Material Co. Ltd., Class A	374,324	629,084
	FAW Jiefang Group Co. Ltd.	112,300	183,062
	First Capital Securities Co. Ltd., Class A	320,000	341,506
	Flat Glass Group Co. Ltd., Class H	412,000	2,208,596
	Focus Media Information Technology Co. Ltd., Class A	1,270,900	1,456,370
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	182,121	3,334,859
	Fosun International Ltd.	3,325,222	3,895,888
	Founder Securities Co. Ltd., Class A	411,200	524,333
	Fu Jian Anjoy Foods Co. Ltd., Class A	14,400	454,978
	Fujian Funeng Co. Ltd., Class A	31,900	89,190
	Fujian Sunner Development Co. Ltd., Class A	215,363	756,088
# *	Futu Holdings Ltd., ADR	58,356	3,123,213
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	791,200	4,555,490
Ω	Ganfeng Lithium Co. Ltd., Class H	82,800	1,551,315
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,400	608,553
* ††	GCL-Poly Energy Holdings Ltd.	20,189,000	3,853,308
	GD Power Development Co. Ltd., Class A	229,600	99,971
# *	GDS Holdings Ltd., ADR	45,771	2,718,797
*	GDS Holdings Ltd., Class A	324,600	2,437,758

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Geely Automobile Holdings Ltd.	8,400,000	$29,153,372
	GEM Co. Ltd., Class A	143,076	243,354
	Gemdale Corp., Class A	343,800	545,237
*	Genscript Biotech Corp.	660,000	2,920,419
	GF Securities Co. Ltd., Class H	1,723,400	2,923,086
	Giant Network Group Co. Ltd., Class A	153,702	238,402
	Gigadevice Semiconductor Beijing, Inc., Class A	23,374	619,815
	Ginlong Technologies Co. Ltd., Class A	12,550	547,714
	GoerTek, Inc., Class A	198,500	1,348,179
*	Gotion High-tech Co. Ltd., Class A	68,900	634,520
	Grandblue Environment Co. Ltd., Class A	4,600	15,879
	Great Wall Motor Co. Ltd., Class H	2,087,000	9,390,549
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	915,723
	Greenland Holdings Corp. Ltd., Class A	547,575	351,767
	GRG Banking Equipment Co. Ltd., Class A	218,700	353,722
	Guangdong Haid Group Co. Ltd., Class A	89,300	914,889
*	Guangdong HEC Technology Holding Co. Ltd., Class A	116,900	193,864
	Guangdong Investment Ltd.	2,818,000	3,543,247
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	12,200	253,210
*	Guanghui Energy Co. Ltd., Class A	764,600	789,101
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	31,093
	Guangzhou Automobile Group Co. Ltd., Class H	2,971,162	2,804,657
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	190,000	480,353
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	327,557
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	24,501	439,757
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	37,300	442,372
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	28,820	741,673
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	225,855	272,669
	Guosen Securities Co. Ltd., Class A	186,700	332,764
* Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	647,662
	Guoyuan Securities Co. Ltd., Class A	512,240	593,453
	Haier Smart Home Co. Ltd., Class A	258,200	1,097,143
	Haier Smart Home Co. Ltd., Class H	3,771,200	14,042,790
	Haitong Securities Co. Ltd., Class H	4,550,800	4,048,488
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	97,808	489,769
	Hangzhou First Applied Material Co. Ltd., Class A	57,665	1,294,072
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	132,600	537,593
	Hangzhou Robam Appliances Co. Ltd., Class A	111,100	543,513
	Hangzhou Silan Microelectronics Co. Ltd., Class A	18,600	179,367
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	322,114
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	100,800	1,965,965
	Han’s Laser Technology Industry Group Co. Ltd., Class A	128,617	862,705
Ω	Hansoh Pharmaceutical Group Co. Ltd.	704,000	1,565,071
	Haohua Chemical Science & Technology Co. Ltd., Class A	26,400	133,757
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	20,700	69,554
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	410,063
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	375,904
	Henan Shenhuo Coal & Power Co. Ltd., Class A	210,300	312,096
	Henan Shuanghui Investment & Development Co. Ltd., Class A	281,129	1,295,465
#	Hengan International Group Co. Ltd.	1,684,500	8,803,083
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	178,421	393,502
	Hengli Petrochemical Co. Ltd., Class A	430,900	1,485,894
	Hengyi Petrochemical Co. Ltd., Class A	347,388	594,526
	Hesteel Co. Ltd., Class A	990,453	380,594
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	561,822
	Hongfa Technology Co. Ltd., Class A	71,093	822,582
	Hongta Securities Co. Ltd., Class A	78,520	137,735
	Hopson Development Holdings Ltd.	177,210	480,871
* Ω	Hua Hong Semiconductor Ltd.	316,000	1,585,770

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huaan Securities Co. Ltd., Class A	357,710	$285,782
	Huadong Medicine Co. Ltd., Class A	150,000	856,364
	Huafon Chemical Co. Ltd., Class A	380,483	707,862
	Huagong Tech Co. Ltd., Class A	50,100	225,750
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	488,554
	Hualan Biological Engineering, Inc., Class A	104,900	487,237
	Huaneng Power International, Inc., Sponsored ADR	30,485	625,247
#	Huaneng Power International, Inc., Class H	2,986,000	1,545,430
Ω	Huatai Securities Co. Ltd., Class H	1,540,800	2,291,340
	Huaxi Securities Co. Ltd., Class A	159,100	224,856
	Huaxia Bank Co. Ltd., Class A	644,456	566,761
	Huaxin Cement Co. Ltd., Class A	206,300	538,048
	Huayu Automotive Systems Co. Ltd., Class A	235,900	988,650
*	Huazhu Group Ltd., ADR	114,067	5,288,146
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	873,767
	Huizhou Desay Sv Automotive Co. Ltd., Class A	11,000	184,053
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	463,652
	Hunan Valin Steel Co. Ltd., Class A	1,237,900	1,033,121
	Hundsun Technologies, Inc., Class A	48,792	479,053
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	105,400	209,464
	Iflytek Co. Ltd., Class A	70,100	619,441
	Industrial & Commercial Bank of China Ltd., Class H	53,639,185	29,402,967
	Industrial Bank Co. Ltd., Class A	643,039	1,871,450
	Industrial Securities Co. Ltd., Class A	501,960	715,823
	Infore Environment Technology Group Co. Ltd., Class A	158,423	154,946
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,030,820	892,652
	Inner Mongolia Eerduosi Resources Co. Ltd., Class A	103,600	480,281
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	648,905
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	350,900	2,352,498
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	276,900	330,961
* Ω	Innovent Biologics, Inc.	642,000	5,746,125
	Inspur Electronic Information Industry Co. Ltd., Class A	58,384	283,392
# *	iQIYI, Inc., ADR	228,031	1,888,097
	JA Solar Technology Co. Ltd., Class A	18,188	259,504
	Jafron Biomedical Co. Ltd., Class A	85,065	686,299
	Jason Furniture Hangzhou Co. Ltd., Class A	51,600	501,730
	JCET Group Co. Ltd., Class A	185,200	895,575
*	JD.com, Inc., ADR	248,488	19,451,641
*	JD.com, Inc., Class A	215,850	8,449,876
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	588,618
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	967,194
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	898,912
	Jiangsu Hengrui Medicine Co. Ltd., Class A	230,755	1,772,659
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	101,212	778,663
	Jiangsu Shagang Co. Ltd., Class A	237,700	230,646
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	336,212
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	71,390	2,071,198
	Jiangsu Yangnong Chemical Co. Ltd., Class A	39,837	732,473
	Jiangsu Yoke Technology Co. Ltd., Class A	21,600	257,228
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	137,400	756,776
	Jiangsu Zhongtian Technology Co. Ltd., Class A	375,200	592,953
	Jiangxi Copper Co. Ltd., Class H	1,544,000	2,696,316
	Jiangxi Zhengbang Technology Co. Ltd., Class A	493,546	772,029
	Jinduicheng Molybdenum Co. Ltd., Class A	254,400	288,608
	Jinke Properties Group Co. Ltd., Class A	296,700	205,891
	JiuGui Liquor Co. Ltd., Class A	11,500	384,826
	JL Mag Rare-Earth Co. Ltd., Class A	35,400	216,567
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	240,955	433,868

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Joinn Laboratories China Co. Ltd., Class A	7,840	$195,629
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	483,215
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	91,900	524,128
	Juewei Food Co. Ltd., Class A	51,044	524,622
	Juneyao Airlines Co. Ltd., Class A	141,100	350,653
	Keboda Technology Co. Ltd., Class A	8,000	82,752
*	Kingdee International Software Group Co. Ltd.	1,392,000	4,580,204
	Kingfa Sci & Tech Co. Ltd., Class A	391,887	718,820
	Kingsoft Corp. Ltd.	981,000	4,185,969
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	329,130
	Kunlun Energy Co. Ltd.	7,162,000	6,523,005
	Kunlun Tech Co. Ltd., Class A	55,700	162,055
	Kweichow Moutai Co. Ltd., Class A	65,693	18,746,074
	KWG Living Group Holdings Ltd.	518,250	349,113
	Laobaixing Pharmacy Chain JSC, Class A	32,920	224,699
	LB Group Co. Ltd., Class A	190,800	848,190
	Lenovo Group Ltd.	18,933,278	20,560,934
	Lens Technology Co. Ltd., Class A	261,100	868,750
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	602,656
	Leyard Optoelectronic Co. Ltd., Class A	166,100	244,169
# *	Li Auto, Inc., ADR	65,575	2,139,712
	Li Ning Co. Ltd.	1,623,500	17,915,414
	Liaoning Cheng Da Co. Ltd., Class A	143,200	455,761
	Lingyi iTech Guangdong Co., Class A	716,318	746,468
	Logan Group Co. Ltd.	3,652,000	3,658,214
Ω	Longfor Group Holdings Ltd.	3,097,000	14,983,035
	LONGi Green Energy Technology Co. Ltd., Class A	328,720	5,011,984
	Luenmei Quantum Co. Ltd., Class A	130,360	168,321
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	9,000	320,565
	Luxi Chemical Group Co. Ltd., Class A	293,600	753,395
	Luxshare Precision Industry Co. Ltd., Class A	403,724	2,441,512
	Luzhou Laojiao Co. Ltd., Class A	76,529	2,730,026
	Mango Excellent Media Co. Ltd., Class A	102,892	631,134
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	254,457	286,173
* Ω	Meituan, Class B	1,192,700	40,585,923
	Metallurgical Corp. of China Ltd., Class H	4,159,000	1,153,582
	Microport Scientific Corp.	326,903	1,537,993
	Midea Group Co. Ltd., Class A	479,784	5,146,454
	Ming Yang Smart Energy Group Ltd., Class A	202,404	979,670
	MLS Co. Ltd., Class A	166,400	362,133
	Montage Technology Co. Ltd., Class A	22,233	226,562
	Muyuan Foods Co. Ltd., Class A	370,587	3,313,787
	Nanjing Hanrui Cobalt Co. Ltd., Class A	21,947	271,080
	Nanjing Iron & Steel Co. Ltd., Class A	733,400	404,499
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	101,634	588,553
	Nanjing Securities Co. Ltd., Class A	432,700	656,155
	NARI Technology Co. Ltd., Class A	207,960	1,266,252
	NAURA Technology Group Co. Ltd., Class A	6,700	388,621
*	NavInfo Co. Ltd., Class A	175,450	320,933
	NetEase, Inc., ADR	271,103	26,456,942
	NetEase, Inc.	30,900	599,389
	New China Life Insurance Co. Ltd., Class H	1,684,100	4,858,443
*	New Hope Liuhe Co. Ltd., Class A	260,600	586,235
	Nine Dragons Paper Holdings Ltd.	3,293,000	4,140,948
	Ninestar Corp., Class A	71,051	407,232
	Ningbo Joyson Electronic Corp., Class A	126,400	350,926
	Ningbo Tuopu Group Co. Ltd., Class A	75,148	611,878
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	263,369
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	733,276

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	NIO, Inc., ADR	368,459	$14,520,969
*	North Industries Group Red Arrow Co. Ltd., Class A	55,100	229,165
	Northeast Securities Co. Ltd., Class A	111,420	150,006
*	Offcn Education Technology Co. Ltd., Class A	80,212	130,474
	Offshore Oil Engineering Co. Ltd., Class A	256,250	186,208
	OFILM Group Co. Ltd., Class A	214,300	250,343
	Oppein Home Group, Inc., Class A	38,695	769,883
Ω	Orient Securities Co. Ltd., Class H	1,012,800	831,006
	Ovctek China, Inc., Class A	33,152	352,943
*	Pacific Securities Co. Ltd., Class A	708,600	345,266
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	747,000	466,295
	People’s Insurance Co. Group of China Ltd., Class H	7,814,000	2,437,367
	Perfect World Co. Ltd., Class A	175,785	476,660
	PetroChina Co. Ltd., ADR	101,403	4,893,709
	PetroChina Co. Ltd., Class H	10,762,000	5,188,871
	PharmaBlock Sciences Nanjing, Inc., Class A	14,190	337,361
Ω	Pharmaron Beijing Co. Ltd., Class H	57,300	1,239,800
	PICC Property & Casualty Co. Ltd., Class H	11,511,198	10,716,297
*	Pinduoduo, Inc., ADR	122,979	10,935,293
	Ping An Bank Co. Ltd., Class A	608,900	1,854,720
# * Ω	Ping An Healthcare & Technology Co. Ltd.	408,200	1,973,328
	Ping An Insurance Group Co. of China Ltd., Class H	5,400,000	38,678,739
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	880,584
Ω	Postal Savings Bank of China Co. Ltd., Class H	5,843,000	4,246,653
	Power Construction Corp. of China Ltd., Class A	939,511	1,208,904
	Proya Cosmetics Co. Ltd., Class A	25,300	794,075
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	50,457
Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,681
	Qingdao Rural Commercial Bank Corp., Class A	438,300	261,802
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	321,256
	Raytron Technology Co. Ltd., Class A	24,014	271,376
	Red Avenue New Materials Group Co. Ltd., Class A	13,800	118,104
* Ω	Red Star Macalline Group Corp. Ltd., Class H	91,289	51,210
	RiseSun Real Estate Development Co. Ltd., Class A	412,534	276,661
	Riyue Heavy Industry Co. Ltd., Class A	76,100	464,930
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,429,323
	SAIC Motor Corp. Ltd., Class A	236,045	749,087
	Sailun Group Co. Ltd., Class A	406,500	848,245
	Sanan Optoelectronics Co. Ltd., Class A	114,600	602,083
	Sangfor Technologies, Inc., Class A	8,900	281,520
	Sany Heavy Industry Co. Ltd., Class A	579,334	2,077,503
	SDIC Power Holdings Co. Ltd., Class A	251,000	413,643
	Sealand Securities Co. Ltd., Class A	311,290	187,794
	Seazen Group Ltd.	4,702,000	3,719,649
	Seazen Holdings Co. Ltd., Class A	235,400	1,257,598
	SF Holding Co. Ltd., Class A	197,461	1,991,121
	SG Micro Corp., Class A	6,300	318,935
	Shaanxi Coal Industry Co. Ltd., Class A	1,020,100	1,999,065
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	206,800	343,325
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	141,100	385,871
# Ω	Shandong Gold Mining Co. Ltd., Class H	845,250	1,528,179
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	102,300	399,470
	Shandong Hi-speed Co. Ltd., Class A	111,700	93,623
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	209,950	1,021,093
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	719,763
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	615,135
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	641,969
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,260,000	8,959,516
	Shanghai Bailian Group Co. Ltd., Class A	148,800	320,217

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	39,340	$390,984
	Shanghai Baosight Software Co. Ltd., Class A	81,393	892,108
	Shanghai Belling Co. Ltd., Class A	50,400	238,291
	Shanghai Construction Group Co. Ltd., Class A	673,776	344,439
	Shanghai Electric Group Co. Ltd., Class H	3,012,000	848,572
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	372,000	1,751,094
*	Shanghai International Airport Co. Ltd., Class A	56,200	464,729
	Shanghai International Port Group Co. Ltd., Class A	334,000	295,112
	Shanghai Jahwa United Co. Ltd., Class A	53,100	397,227
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	69,800	587,368
	Shanghai Lingang Holdings Corp. Ltd., Class A	187,320	429,834
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	206,820	349,819
	Shanghai M&G Stationery, Inc., Class A	51,069	506,184
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,263,500	2,312,491
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,232,533
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,261	646,709
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	412,870
	Shanghai Wanye Enterprises Co. Ltd., Class A	21,500	104,030
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	192,159	295,032
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	473,423
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	810,200
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	313,130	635,489
*	Shanxi Meijin Energy Co. Ltd., Class A	523,517	924,552
	Shanxi Securities Co. Ltd., Class A	142,560	139,412
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	649,358
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	63,207	2,977,575
	Shenergy Co. Ltd., Class A	43,000	41,630
	Shenghe Resources Holding Co. Ltd., Class A	140,400	446,377
	Shengyi Technology Co. Ltd., Class A	157,700	548,257
	Shennan Circuits Co. Ltd., Class A	25,382	352,799
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,196,000	554,756
	Shenzhen Capchem Technology Co. Ltd., Class A	14,900	334,080
	Shenzhen Energy Group Co. Ltd., Class A	125,500	159,962
	Shenzhen Gas Corp. Ltd., Class A	150,500	213,333
	Shenzhen Goodix Technology Co. Ltd., Class A	40,300	644,769
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	20,400	48,956
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	937,370
	Shenzhen Kaifa Technology Co. Ltd., Class A	171,200	395,959
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	18,750	335,252
	Shenzhen Kedali Industry Co. Ltd., Class A	15,600	422,852
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	253,486
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	57,873	3,391,218
*	Shenzhen MTC Co. Ltd., Class A	533,300	409,678
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	768,580	752,311
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	320,784
	Shenzhen SC New Energy Technology Corp., Class A	25,266	450,150
	Shenzhen Senior Technology Material Co. Ltd., Class A	29,300	245,030
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	479,412
	Shenzhen Sunway Communication Co. Ltd., Class A	134,500	500,335
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	106,771	546,541
	Shenzhou International Group Holdings Ltd.	534,900	11,523,993
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	162,563	408,348
	Shimao Group Holdings Ltd.	3,062,871	4,804,670
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	305,767
*	Sichuan Development Lomon Co. Ltd., Class A	114,700	323,920
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	713,400	396,742
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	357,639
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	1,076,055
	Sichuan Swellfun Co. Ltd., Class A	23,700	467,627

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	73,800	$376,889
	Sieyuan Electric Co. Ltd., Class A	58,600	379,950
	Sino Biopharmaceutical Ltd.	17,847,500	13,160,467
	Sinolink Securities Co. Ltd., Class A	232,100	388,937
	Sinoma Science & Technology Co. Ltd., Class A	243,094	1,436,275
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	857,000	199,969
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,761,519
	Sinotruk Hong Kong Ltd.	950,500	1,311,952
	Skshu Paint Co. Ltd., Class A	17,148	298,983
	Songcheng Performance Development Co. Ltd., Class A	170,500	373,185
	SooChow Securities Co. Ltd., Class A	455,500	603,255
	Southwest Securities Co. Ltd., Class A	779,936	586,404
*	Spring Airlines Co. Ltd., Class A	48,500	443,278
	Sunac China Holdings Ltd.	5,903,000	12,623,711
* Ω	Sunac Services Holdings Ltd.	2,102	4,242
	Sungrow Power Supply Co. Ltd., Class A	53,300	1,369,999
*	Suning.com Co. Ltd., Class A	664,724	464,212
	Sunny Optical Technology Group Co. Ltd.	531,000	14,248,556
	Sunwoda Electronic Co. Ltd., Class A	154,000	1,186,231
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	226,300	719,831
	Suzhou Maxwell Technologies Co. Ltd., Class A	4,360	522,397
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	38,200	636,002
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	257,400	371,386
	TBEA Co. Ltd., Class A	276,500	1,170,542
	TCL Technology Group Corp., Class A	1,029,480	975,944
	Tencent Holdings Ltd.	3,951,600	240,375,009
*	Tencent Music Entertainment Group, ADR	720,944	5,666,620
	Thunder Software Technology Co. Ltd., Class A	13,300	282,931
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	335,555
	Tianjin Guangyu Development Co. Ltd., Class A	63,700	166,645
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	70,800	580,712
	Tianma Microelectronics Co. Ltd., Class A	161,455	310,813
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	613,125
	Tibet Summit Resources Co. Ltd., Class A	56,900	271,473
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,623,588
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	413,013
	Toly Bread Co. Ltd., Class A	109,820	539,245
	TongFu Microelectronics Co. Ltd., Class A	138,900	434,720
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	214,500	408,069
	Tongkun Group Co. Ltd., Class A	147,509	460,265
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	632,818
	Tongwei Co. Ltd., Class A	209,300	1,868,800
*	Topchoice Medical Corp., Class A	13,300	494,847
Ω	Topsports International Holdings Ltd.	979,000	1,189,337
	Transfar Zhilian Co. Ltd., Class A	287,626	368,125
	TravelSky Technology Ltd., Class H	183,000	341,927
*	Trip.com Group Ltd., ADR	442,202	12,629,289
*	Trip.com Group Ltd.	68,300	1,963,372
	Tsingtao Brewery Co. Ltd., Class H	844,000	7,344,330
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	32,400	1,025,694
	Unisplendour Corp. Ltd., Class A	164,160	711,293
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	166,300	360,924
*	Vipshop Holdings Ltd., ADR	720,998	8,046,338
	Walvax Biotechnology Co. Ltd., Class A	55,500	479,439
*	Wanda Film Holding Co. Ltd., Class A	68,700	150,473
	Wanhua Chemical Group Co. Ltd., Class A	203,200	3,357,756
	Want Want China Holdings Ltd.	12,049,000	9,344,545
# *	Weibo Corp., Sponsored ADR	113,478	5,104,240
#	Weichai Power Co. Ltd., Class H	3,618,800	6,477,531

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»

CHINA — (Continued)
	Weihai Guangwei Composites Co. Ltd., Class A	41,729	$443,078
	Wens Foodstuffs Group Co. Ltd., Class A	478,280	1,230,555
	Western Securities Co. Ltd., Class A	340,300	407,630
	Western Superconducting Technologies Co. Ltd., Class A	24,378	296,376
	Westone Information Industry, Inc., Class A	39,800	325,410
#	Wharf Holdings Ltd.	800,000	2,781,415
	Will Semiconductor Co. Ltd Shanghai, Class A	40,312	1,674,862
	Wingtech Technology Co. Ltd., Class A	32,700	561,229
	Winning Health Technology Group Co. Ltd., Class A	183,700	362,953
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	603,846
	Wuhan Guide Infrared Co. Ltd., Class A	107,744	365,978
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	26,550	252,862
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	420,563	1,565,890
	Wuliangye Yibin Co. Ltd., Class A	206,506	6,978,127
	WUS Printed Circuit Kunshan Co. Ltd., Class A	287,430	460,191
Ω	WuXi AppTec Co. Ltd., Class H	139,960	2,988,309
* Ω	Wuxi Biologics Cayman, Inc.	1,151,000	17,434,142
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	225,269
	XCMG Construction Machinery Co. Ltd., Class A	363,803	348,124
	Xiamen C & D, Inc., Class A	99,400	124,332
	Xiamen Faratronic Co. Ltd., Class A	21,400	646,569
	Xiamen Intretech, Inc., Class A	78,460	377,919
	Xiamen Tungsten Co. Ltd., Class A	178,680	633,623
	Xi’an Triangle Defense Co. Ltd., Class A	12,600	97,729
	Xianhe Co. Ltd., Class A	46,900	264,789
* Ω	Xiaomi Corp., Class B	7,645,200	20,898,571
	Xinfengming Group Co. Ltd., Class A	184,043	422,230
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,482,559	3,315,438
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	370,864
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	97,800	277,930
	Xinyi Solar Holdings Ltd.	5,473,103	11,369,054
	Xinyu Iron & Steel Co. Ltd., Class A	277,900	256,710
	Yango Group Co. Ltd., Class A	144,029	72,408
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	42,800	340,684
	Yantai Eddie Precision Machinery Co. Ltd., Class A	63,261	353,530
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	92,955	612,450
#	Yanzhou Coal Mining Co. Ltd., Class H	4,030,000	5,977,527
	Yealink Network Technology Corp. Ltd., Class A	41,840	494,114
	Yifan Pharmaceutical Co. Ltd., Class A	30,900	79,146
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	439,101
#	Yihai International Holding Ltd.	686,000	4,018,321
	Yintai Gold Co. Ltd., Class A	343,617	471,887
	Yonghui Superstores Co. Ltd., Class A	592,400	364,259
	YongXing Special Materials Technology Co. Ltd., Class A	15,300	256,168
	Yonyou Network Technology Co. Ltd., Class A	83,500	414,463
	Youngor Group Co. Ltd., Class A	543,304	545,532
	YTO Express Group Co. Ltd., Class A	267,800	610,612
	Yum China Holdings, Inc.	543,135	31,002,146
	Yunda Holding Co. Ltd., Class A	306,390	893,860
*	Yunnan Aluminium Co. Ltd., Class A	411,100	765,302
	Yunnan Baiyao Group Co. Ltd., Class A	37,500	524,974
	Yunnan Copper Co. Ltd., Class A	223,400	463,791
	Yunnan Energy New Material Co. Ltd., Class A	23,485	1,071,057
*	Yunnan Tin Co. Ltd., Class A	179,800	460,389
	Yutong Bus Co. Ltd., Class A	219,309	388,517
*	Zai Lab Ltd.	15,800	1,639,108
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,610,367
	Zhefu Holding Group Co. Ltd., Class A	607,423	678,649

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	$531,412
	Zhejiang China Commodities City Group Co. Ltd., Class A	644,379	491,616
	Zhejiang Chint Electrics Co. Ltd., Class A	208,084	1,963,375
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	1,013,142
	Zhejiang Dingli Machinery Co. Ltd., Class A	52,170	556,218
	Zhejiang Hailiang Co. Ltd., Class A	14,200	23,368
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	289,596
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	172,140	494,771
	Zhejiang Huayou Cobalt Co. Ltd., Class A	32,986	572,102
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	645,615
	Zhejiang Juhua Co. Ltd., Class A	252,100	612,232
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	615,773
	Zhejiang NHU Co. Ltd., Class A	305,040	1,292,867
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	212,990	789,447
	Zhejiang Satellite Petrochemical Co. Ltd., Class A	155,120	945,191
	Zhejiang Semir Garment Co. Ltd., Class A	205,582	241,403
	Zhejiang Supor Co. Ltd., Class A	66,503	550,466
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	153,893	659,958
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	231,434	650,303
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	295,506
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	82,300	355,943
*	Zhejiang Yongtai Technology Co. Ltd., Class A	33,000	369,938
*	Zheshang Securities Co. Ltd., Class A	270,063	519,706
# * Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	374,400	1,361,864
	Zhongji Innolight Co. Ltd., Class A	55,527	287,165
	Zhongjin Gold Corp. Ltd., Class A	428,700	555,702
	Zhongsheng Group Holdings Ltd.	799,500	7,208,569
*	Zhuzhou CRRC Times Electric Co., Class H	751,800	3,592,486
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	33,500	435,206
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	873,587
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	611,938
	Zijin Mining Group Co. Ltd., Class H	6,565,000	9,129,603
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	2,480,800	1,786,877
	ZTE Corp., Class H	1,033,085	3,101,150
	ZTO Express Cayman, Inc., ADR	493,191	14,465,292

TOTAL CHINA			2,011,935,281

COLOMBIA — (0.2%)
	Banco de Bogota SA	48,359	974,696
#	Bancolombia SA, Sponsored ADR	58,709	2,109,414
	Bancolombia SA	119,772	1,071,218
*	Corp. Financiera Colombiana SA	2,492	19,634
#	Ecopetrol SA, Sponsored ADR	3,573	54,131
	Ecopetrol SA	2,348,250	1,775,342
	Grupo Argos SA	383,393	1,201,369
	Grupo Aval Acciones y Valores SA, ADR	30,886	186,243
	Grupo de Inversiones Suramericana SA	276,061	1,609,125
	Grupo Energia Bogota SA ESP	561,229	405,377
	Grupo Nutresa SA	185,132	1,082,061
	Interconexion Electrica SA ESP	304,471	1,828,087

TOTAL COLOMBIA			12,316,697

CZECH REPUBLIC — (0.1%)
	CEZ AS	142,486	4,705,947
*	Komercni banka AS	62,321	2,417,315
* Ω	Moneta Money Bank AS	322,281	1,262,079
	O2 Czech Republic AS	55,947	642,414

TOTAL CZECH REPUBLIC			9,027,755

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
EGYPT — (0.1%)
*	Commercial International Bank Egypt SAE, GDR	1,254,190	$3,888,408
*	Commercial International Bank Egypt SAE, GDR	1,027	3,183

TOTAL EGYPT			3,891,591

GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,006,149	1,282,700
*	Eurobank Ergasias Services & Holdings SA, Class A	1,481,913	1,556,479
* ††	FF Group	12,618	13,128
	Hellenic Petroleum SA	40,603	279,943
	Hellenic Telecommunications Organization SA	187,663	3,331,734
	JUMBO SA	63,023	938,055
*	LAMDA Development SA	7,667	63,190
*	Motor Oil Hellas Corinth Refineries SA	52,394	889,337
	Mytilineos SA	82,269	1,503,427
*	National Bank of Greece SA	430,030	1,357,920
	OPAP SA	238,509	3,724,869
*	Public Power Corp. SA	39,033	424,599
	Terna Energy SA	49,394	667,859
	Titan Cement International SA	38,285	667,524

TOTAL GREECE			16,700,764

HONG KONG — (0.1%)
	BYD Electronic International Co. Ltd.	1,550,000	4,601,344
*	China Energy Engineering Corp.	2,502,824	930,840

TOTAL HONG KONG			5,532,184

HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	999,116	8,537,763
*	OTP Bank Nyrt	174,791	10,502,738
	Richter Gedeon Nyrt	79,025	2,214,619

TOTAL HUNGARY			21,255,120

INDIA — (13.3%)
	Aarti Industries Ltd.	212,255	2,750,428
	ABB India Ltd.	32,057	898,349
	ABB Power Products & Systems India Ltd.	8,507	250,356
	ACC Ltd.	119,736	3,742,930
	Adani Enterprises Ltd.	188,431	3,588,292
*	Adani Green Energy Ltd.	235,259	3,623,759
	Adani Ports & Special Economic Zone Ltd.	613,992	5,711,782
*	Adani Power Ltd.	1,288,677	1,761,069
	Adani Total Gas Ltd.	63,181	1,227,463
*	Adani Transmission Ltd.	320,795	7,653,739
*	Aditya Birla Capital Ltd.	391,081	505,426
	Alkem Laboratories Ltd.	21,509	1,034,326
	Ambuja Cements Ltd.	746,781	4,038,999
	Apollo Hospitals Enterprise Ltd.	94,902	5,442,886
	Ashok Leyland Ltd.	1,507,335	2,882,957
	Asian Paints Ltd.	247,184	10,270,229
	Astral Ltd.	70,410	2,057,829
	Atul Ltd.	764	93,248
* Ω	AU Small Finance Bank Ltd.	86,691	1,417,651
	Aurobindo Pharma Ltd.	674,208	6,243,905
* Ω	Avenue Supermarts Ltd.	53,227	3,291,857
*	Axis Bank Ltd.	980,033	9,791,697
	Bajaj Auto Ltd.	59,958	2,979,175
	Bajaj Finance Ltd.	126,843	12,610,743

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bajaj Finserv Ltd.	22,909	$5,481,200
	Bajaj Holdings & Investment Ltd.	61,208	3,937,438
	Balkrishna Industries Ltd.	140,951	4,637,295
Ω	Bandhan Bank Ltd.	14,923	58,267
*	Bank of Baroda	1,086,591	1,421,170
*	Bank of India	62,779	50,446
	Berger Paints India Ltd.	183,876	1,824,758
	Bharat Electronics Ltd.	2,181,001	6,060,351
	Bharat Forge Ltd.	95,753	993,263
	Bharat Petroleum Corp. Ltd.	443,021	2,486,250
*	Bharti Airtel Ltd.	1,493,167	13,706,323
	Bharti Airtel Ltd.	104,833	397,737
*	Biocon Ltd.	359,735	1,691,310
	Bosch Ltd.	4,333	984,029
	Britannia Industries Ltd.	50,555	2,483,107
	Cadila Healthcare Ltd.	431,712	2,910,625
*	Canara Bank	87,572	251,307
	Cholam&alam Investment & Finance Co. Ltd.	726,540	6,072,175
	Cipla Ltd.	536,096	6,525,175
	Coal India Ltd.	765,174	1,686,504
	Coforge Ltd.	16,515	1,073,702
	Colgate-Palmolive India Ltd.	122,914	2,529,605
	Container Corp. Of India Ltd.	271,569	2,390,059
	Crompton Greaves Consumer Electricals Ltd.	175,228	1,091,824
	Cummins India Ltd.	13,189	158,127
	Dabur India Ltd.	350,280	2,755,545
	Dalmia Bharat Ltd.	38,879	1,047,313
	Deepak Nitrite Ltd.	65,834	1,970,595
	Divi’s Laboratories Ltd.	61,792	4,266,544
	DLF Ltd.	530,091	2,837,497
Ω	Dr Lal PathLabs Ltd.	27,645	1,306,417
	Dr Reddy’s Laboratories Ltd., ADR	94,524	5,807,555
	Dr Reddy’s Laboratories Ltd.	28,106	1,739,503
	Edelweiss Financial Services Ltd.	37,563	38,885
	Eicher Motors Ltd.	108,989	3,632,235
	GAIL India Ltd.	1,523,396	3,024,122
	GAIL India Ltd., GDR	102,368	1,248,208
* Ω	General Insurance Corp. of India	93,758	167,051
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	652,860
*	Godrej Consumer Products Ltd.	349,607	4,491,586
*	Godrej Properties Ltd.	74,762	2,239,881
	Grasim Industries Ltd.	304,740	7,044,610
	Gujarat Gas Ltd.	136,794	1,142,853
	Hatsun Agro Product Ltd.	2,770	49,477
	Havells India Ltd.	170,606	2,894,439
	HCL Technologies Ltd.	993,527	15,229,666
Ω	HDFC Asset Management Co. Ltd.	43,474	1,540,718
	HDFC Bank Ltd.	2,163,503	45,977,515
Ω	HDFC Life Insurance Co. Ltd.	170,063	1,551,608
*	Hemisphere Properties India Ltd.	109,030	197,508
	Hero MotoCorp Ltd.	131,435	4,677,834
	Hindalco Industries Ltd.	2,042,830	12,700,499
	Hindustan Aeronautics Ltd.	57,583	1,013,505
	Hindustan Petroleum Corp. Ltd.	689,862	2,872,410
	Hindustan Unilever Ltd.	531,688	16,988,292
	Honeywell Automation India Ltd.	1,196	674,894
	Housing Development Finance Corp. Ltd.	698,168	26,588,873
	ICICI Bank Ltd., Sponsored ADR	649,989	13,747,257
	ICICI Bank Ltd.	1,390,129	15,050,711

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	ICICI Lombard General Insurance Co. Ltd.	114,723	$2,285,959
Ω	ICICI Prudential Life Insurance Co. Ltd.	209,896	1,737,829
*	IDFC First Bank Ltd.	2,392,328	1,590,828
	IIFL Securities Ltd.	120,008	155,649
	IIFL Wealth Management Ltd.	11,850	258,227
	Indian Oil Corp. Ltd.	1,007,045	1,724,716
*	Indian Overseas Bank	1,569,149	449,669
	Indian Railway Catering & Tourism Corp. Ltd.	381,450	4,306,686
	Indraprastha Gas Ltd.	285,841	1,819,121
	Indus Towers Ltd.	864,014	3,146,535
	IndusInd Bank Ltd.	173,449	2,658,110
	Info Edge India Ltd.	30,100	2,459,411
	Infosys Ltd., Sponsored ADR	859,642	19,152,824
	Infosys Ltd.	1,828,393	40,997,003
* Ω	InterGlobe Aviation Ltd.	37,807	1,095,497
	Ipca Laboratories Ltd.	28,669	824,891
	ITC Ltd.	2,222,643	6,643,726
	JSW Energy Ltd.	276,086	1,267,676
	JSW Steel Ltd.	1,561,049	14,051,540
	Jubilant Foodworks Ltd.	119,239	5,903,950
	Kansai Nerolac Paints Ltd.	142,647	1,040,525
	Kotak Mahindra Bank Ltd.	447,917	12,249,303
Ω	L&T Technology Services Ltd.	29,195	1,848,291
Ω	Larsen & Toubro Infotech Ltd.	40,958	3,684,894
	Larsen & Toubro Ltd.	473,046	11,264,955
Ω	Laurus Labs Ltd.	327,453	2,263,163
	Lupin Ltd.	303,782	3,771,948
	Mahindra & Mahindra Financial Services Ltd.	191,054	461,888
	Mahindra & Mahindra Ltd.	863,758	10,242,502
	Marico Ltd.	579,820	4,401,355
	Maruti Suzuki India Ltd.	50,497	5,038,342
*	Max Financial Services Ltd.	147,491	1,915,920
*	Max Healthcare Institute Ltd.	190,534	844,189
	Mindtree Ltd.	77,849	4,707,578
	Motherson Sumi Systems Ltd.	1,377,526	4,142,856
	Mphasis Ltd.	146,876	6,368,750
	MRF Ltd.	2,282	2,362,394
	Muthoot Finance Ltd.	250,083	4,931,539
	Nestle India Ltd.	20,232	5,131,239
	NMDC Ltd.	937,802	1,797,298
	NTPC Ltd.	1,541,570	2,746,231
*	Oberoi Realty Ltd.	32,049	390,028
	Oil & Natural Gas Corp. Ltd.	877,425	1,757,147
	Oracle Financial Services Software Ltd.	30,804	1,815,873
	Page Industries Ltd.	7,882	3,968,467
	Persistent Systems Ltd.	2,636	138,458
	Petronet LNG Ltd.	1,656,399	5,094,904
	PI Industries Ltd.	68,216	2,736,766
	Pidilite Industries Ltd.	97,732	3,036,557
	Piramal Enterprises Ltd.	115,384	4,026,980
	Power Finance Corp. Ltd.	1,901,564	3,386,574
	Power Grid Corp. of India Ltd.	1,622,745	4,033,710
	Procter & Gamble Hygiene & Health Care Ltd.	11,092	2,142,918
*	Punjab National Bank	1,966,565	1,111,465
	REC Ltd.	1,264,082	2,531,131
	Relaxo Footwears Ltd.	15,185	270,236
	Reliance Industries Ltd.	1,571,323	53,401,933
*	SBI Cards & Payment Services Ltd.	79,899	1,138,537
Ω	SBI Life Insurance Co. Ltd.	185,532	2,841,693

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shree Cement Ltd.	10,117	$3,868,465
	Shriram Transport Finance Co. Ltd.	262,030	5,092,080
	Siemens Ltd.	33,599	987,888
	SRF Ltd.	187,447	5,322,652
	State Bank of India	933,814	6,305,935
	State Bank of India, GDR	3,115	210,574
	Steel Authority of India Ltd.	1,398,626	2,163,836
	Sun Pharmaceutical Industries Ltd.	714,131	7,603,336
	Sundaram Finance Holdings Ltd.	40,687	42,281
	Sundaram Finance Ltd.	4,563	146,641
	Supreme Industries Ltd.	12,166	383,500
	Tata Communications Ltd.	89,756	1,570,945
	Tata Consultancy Services Ltd.	680,063	30,968,780
	Tata Consumer Products Ltd.	521,576	5,669,789
	Tata Elxsi Ltd.	13,611	1,068,781
# *	Tata Motors Ltd., Sponsored ADR	14,109	445,562
*	Tata Motors Ltd.	2,234,196	14,394,896
	Tata Power Co. Ltd.	1,174,757	3,399,686
	Tata Steel Ltd.	955,424	16,866,667
	Tech Mahindra Ltd.	755,472	14,975,626
	Titan Co. Ltd.	173,905	5,575,500
	Torrent Pharmaceuticals Ltd.	87,529	3,359,139
	Trent Ltd.	65,471	884,003
	TVS Motor Co. Ltd.	90,415	801,931
	UltraTech Cement Ltd.	60,127	6,149,524
	United Breweries Ltd.	56,116	1,240,958
*	United Spirits Ltd.	259,011	3,300,822
	UPL Ltd.	1,301,255	12,992,725
	Varun Beverages Ltd.	145,853	1,656,210
	Vedanta Ltd.	1,410,716	5,739,010
*	Vodafone Idea Ltd.	4,188,092	530,639
	Voltas Ltd.	174,890	2,812,256
	Whirlpool of India Ltd.	27,842	825,434
	Wipro Ltd.	1,429,065	12,389,404

TOTAL INDIA			849,253,467

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	3,968,900	395,527
	Adaro Energy Tbk PT	30,778,200	3,645,802
	Aneka Tambang Tbk	13,776,300	2,279,851
	Astra International Tbk PT	12,440,210	5,298,441
	Bank Central Asia Tbk PT	32,282,500	17,070,253
	Bank Danamon Indonesia Tbk PT	760,579	144,578
*	Bank Jago Tbk PT	1,863,100	2,038,901
	Bank Mandiri Persero Tbk PT	9,252,634	4,677,870
	Bank Negara Indonesia Persero Tbk PT	7,451,622	3,684,998
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,491,300	222,152
	Bank Rakyat Indonesia Persero Tbk PT	41,813,176	12,551,631
*	Bank Syariah Indonesia Tbk PT	1,195,300	178,058
	Barito Pacific Tbk PT	31,820,500	2,105,460
	Bukit Asam Tbk PT	3,608,400	682,934
	Charoen Pokphand Indonesia Tbk PT	7,185,700	3,150,939
*	Elang Mahkota Teknologi Tbk PT	10,192,900	1,385,358
	Gudang Garam Tbk PT	940,300	2,227,562
	Indah Kiat Pulp & Paper Tbk PT	5,160,600	3,087,880
	Indocement Tunggal Prakarsa Tbk PT	1,710,200	1,427,668
	Indofood CBP Sukses Makmur Tbk PT	2,840,800	1,763,682
	Indofood Sukses Makmur Tbk PT	8,618,500	3,868,552
*	Indosat Tbk PT	856,700	418,578

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Jasa Marga Persero Tbk PT	653,413	$193,959
	Kalbe Farma Tbk PT	35,886,700	4,052,921
	Mayora Indah Tbk PT	8,655,925	1,434,714
*	Merdeka Copper Gold Tbk PT	10,412,200	2,322,852
	Mitra Keluarga Karyasehat Tbk PT	5,472,900	880,959
*	Perusahaan Gas Negara Tbk PT	9,214,200	982,742
*	Pollux Properti Indonesia Tbk PT	87,700	20,448
	Sarana Menara Nusantara Tbk PT	35,447,000	2,905,378
	Semen Indonesia Persero Tbk PT	4,509,600	2,897,784
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	327,656
*	Smartfren Telecom Tbk PT	134,232,400	1,024,974
	Sumber Alfaria Trijaya Tbk PT	9,451,900	798,694
*	Surya Citra Media Tbk PT	15,045,000	446,306
	Telkom Indonesia Persero Tbk PT	29,681,100	7,933,330
	Tower Bersama Infrastructure Tbk PT	8,627,500	1,792,065
*	Transcoal Pacific Tbk PT	915,600	559,033
	Unilever Indonesia Tbk PT	5,436,700	1,697,095
	United Tractors Tbk PT	4,014,796	6,678,654
	Vale Indonesia Tbk PT	4,088,900	1,401,327
	XL Axiata Tbk PT	4,641,300	1,010,657

TOTAL INDONESIA			111,668,223

MALAYSIA — (1.5%)
*	AMMB Holdings Bhd	2,077,159	1,685,642
	Astro Malaysia Holdings Bhd	566,000	136,213
	Axiata Group Bhd	2,271,732	2,170,740
	Batu Kawan Bhd	108,600	584,923
	BIMB Holdings Bhd	1,229,655	950,031
	Bursa Malaysia Bhd	293,700	532,327
#	Carlsberg Brewery Malaysia Bhd, Class B	130,900	701,216
#	CIMB Group Holdings Bhd	2,803,922	3,537,802
	D&O Green Technologies Bhd	385,200	525,695
#	Dialog Group Bhd	2,614,118	1,787,568
#	DiGi.Com Bhd	2,452,420	2,509,795
#	Fraser & Neave Holdings Bhd	194,100	1,270,531
	Frontken Corp. Bhd	116,300	107,312
*	Gamuda Bhd	1,932,246	1,512,836
#	Genting Bhd	1,808,100	2,263,158
	Genting Malaysia Bhd	2,368,700	1,814,921
	Genting Plantations Bhd	266,300	469,586
# *	Greatech Technology Bhd	404,700	703,767
#	HAP Seng Consolidated Bhd	880,200	1,667,598
	Hartalega Holdings Bhd	1,359,400	1,927,030
#	Heineken Malaysia Bhd	128,500	713,881
#	Hong Leong Bank Bhd	259,166	1,178,170
#	Hong Leong Financial Group Bhd	466,283	2,065,949
*	Hong Seng Consolidated Bhd	78,600	63,646
	IHH Healthcare Bhd	491,400	775,746
	IJM Corp. Bhd	1,668,100	746,884
	Inari Amertron Bhd	1,981,700	1,856,427
	IOI Corp. Bhd	1,565,005	1,485,167
#	IOI Properties Group Bhd	1,414,929	438,036
#	Kossan Rubber Industries	1,749,400	999,005
#	Kuala Lumpur Kepong Bhd	341,946	1,786,836
# Ω	Lotte Chemical Titan Holding Bhd	514,700	338,285
	Malayan Banking Bhd	2,684,106	5,221,048
# *	Malaysia Airports Holdings Bhd	1,131,541	1,769,716
	Malaysian Pacific Industries Bhd	44,700	515,560
#	Maxis Bhd	1,825,200	2,060,128

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MISC Bhd	629,598	$1,076,972
	My EG Services Bhd	4,513,834	1,135,554
	Nestle Malaysia Bhd	47,600	1,546,369
	Petronas Chemicals Group Bhd	1,202,900	2,525,797
#	Petronas Dagangan Bhd	237,600	1,168,320
#	Petronas Gas Bhd	484,900	1,961,844
#	PPB Group Bhd	559,580	2,456,363
	Press Metal Aluminium Holdings Bhd	2,056,400	2,764,039
#	Public Bank Bhd	11,613,170	11,699,667
	QL Resources Bhd	1,241,885	1,515,667
	RHB Bank Bhd	2,398,355	3,236,079
	Scientex Bhd	130,100	146,555
	Sime Darby Bhd	5,542,361	3,042,009
#	Sime Darby Plantation Bhd	1,208,921	1,172,200
#	Sunway Bhd	2,075,382	892,862
#	Supermax Corp. Bhd	1,860,400	862,135
	Syarikat Takaful Malaysia Keluarga Bhd	119,474	114,593
	Telekom Malaysia Bhd	713,264	997,028
	Tenaga Nasional Bhd	1,393,250	3,250,239
	TIME dotCom Bhd	692,800	755,919
#	Top Glove Corp. Bhd	3,944,900	2,590,539
#	Unisem M Bhd	333,200	345,225
	United Plantations Bhd	56,000	191,643
#	UWC BHD	430,200	639,957
	ViTrox Corp. Bhd	58,600	278,365
	VS Industry Bhd	1,834,100	700,883
	Westports Holdings Bhd	870,800	940,306
	Yinson Holdings Bhd	404,100	571,337
	YTL Corp. Bhd	8,129,012	1,237,636

TOTAL MALAYSIA			98,689,277

MEXICO — (2.1%)
	Alfa SAB de CV, Class A	8,597,258	6,209,502
#	America Movil SAB de CV	23,862,904	21,245,727
	America Movil SAB de CV, Sponsored ADR, Class L	109,448	1,945,985
#	Arca Continental SAB de CV	368,914	2,245,416
	Becle SAB de CV	199,974	456,517
*	Cemex SAB de CV	11,428,443	7,371,757
	Coca-Cola Femsa SAB de CV, Sponsored ADR	12,435	668,381
	Coca-Cola Femsa SAB de CV	415,925	2,235,789
#	El Puerto de Liverpool SAB de CV, Class C1	114,746	509,635
#	Fomento Economico Mexicano SAB de CV	770,904	6,349,436
#	Gruma SAB de CV, Class B	329,339	3,855,512
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,584	578,868
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	1,989,919
#	Grupo Aeroportuario del Sureste SAB de CV, ADR	9,582	1,932,210
#	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	60,400
#	Grupo Bimbo SAB de CV, Class A	1,902,739	5,656,092
#	Grupo Carso SAB de CV	665,748	2,247,077
	Grupo Elektra SAB de CV	70,113	5,380,734
	Grupo Financiero Banorte SAB de CV, Class O	1,917,811	12,122,786
*	Grupo Financiero Inbursa SAB de CV, Class O	2,288,840	2,292,398
	Grupo Mexico SAB de CV, Class B	2,734,986	11,985,158
	Grupo Televisa SAB, Sponsored ADR	158,178	1,600,761
	Grupo Televisa SAB	3,517,671	7,118,038
*	Industrias Penoles SAB de CV	216,120	2,758,921
#	Kimberly-Clark de Mexico SAB de CV, Class A	2,128,992	3,364,941
* Ω	Nemak SAB de CV	327,721	75,133
	Orbia Advance Corp. SAB de CV	2,541,929	6,642,500

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Organizacion Soriana SAB de CV, Class B	666,882	$809,795
	Wal-Mart de Mexico SAB de CV	3,301,153	11,501,443

TOTAL MEXICO			131,210,831

NETHERLANDS — (0.1%)
	Prosus NV	43,710	3,847,242

PERU — (0.1%)
# *	Aenza SAA, Sponsored ADR	42,218	81,903
#	Cementos Pacasmayo SAA, ADR	16,821	103,451
# *	Cia de Minas Buenaventura SAA, ADR	93,179	734,251
	Credicorp Ltd.	42,411	5,499,010

TOTAL PERU			6,418,615

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	1,335,000	1,282,974
	Aboitiz Power Corp.	1,440,600	919,427
	AC Energy Corp.	4,078,500	994,198
	Alliance Global Group, Inc.	59,300	12,254
	Ayala Corp.	114,302	1,958,658
	Ayala Land, Inc.	4,035,318	2,810,576
	Bank of the Philippine Islands	1,829,382	3,156,282
	BDO Unibank, Inc.	1,553,962	3,824,623
	Emperador, Inc.	2,549,900	926,209
††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	20,360	1,209,320
	GT Capital Holdings, Inc.	49,656	557,167
	International Container Terminal Services, Inc.	774,420	2,764,814
	JG Summit Holdings, Inc.	3,076,929	3,674,433
	Jollibee Foods Corp.	347,880	1,623,543
	LT Group, Inc.	532,100	106,225
	Manila Electric Co.	133,390	759,954
	Metro Pacific Investments Corp.	5,864,700	436,678
	Metropolitan Bank & Trust Co.	2,539,918	2,402,240
	PLDT, Inc., Sponsored ADR	47,546	1,560,460
	PLDT, Inc.	110,225	3,600,678
	Puregold Price Club, Inc.	835,800	700,271
	Robinsons Land Corp.	1,461,782	494,144
	San Miguel Corp.	1,358,310	3,145,518
	San Miguel Food & Beverage, Inc.	85,800	129,275
	Semirara Mining & Power Corp.	267,800	138,069
	SM Investments Corp.	112,003	2,144,810
	SM Prime Holdings, Inc.	6,744,710	4,436,770
	Universal Robina Corp.	701,620	1,923,814

TOTAL PHILIPPINES			47,693,384

POLAND — (0.9%)
*	AmRest Holdings SE	36,550	293,527
	Asseco Poland SA	26,995	664,786
	Bank Handlowy w Warszawie SA	7,067	102,566
*	Bank Millennium SA	167,160	383,726
	Bank Polska Kasa Opieki SA	175,303	5,792,026
#	Budimex SA	4,076	260,588
*	CCC SA	11,093	335,661
#	CD Projekt SA	68,154	2,975,146
	Cyfrowy Polsat SA	272,683	2,438,652
* Ω	Dino Polska SA	37,887	3,386,161
	Grupa Kety SA	952	149,490

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Grupa Lotos SA	134,418	$2,089,532
*	ING Bank Slaski SA	26,063	1,776,331
	KGHM Polska Miedz SA	111,973	4,305,718
	LPP SA	956	3,439,513
*	mBank SA	22,817	3,229,219
*	Orange Polska SA	840,168	1,638,407
*	PGE Polska Grupa Energetyczna SA	1,218,669	2,998,870
	Polski Koncern Naftowy Orlen SA	321,116	6,925,466
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,674,070
*	Powszechna Kasa Oszczednosci Bank Polski SA	363,814	4,454,495
	Powszechny Zaklad Ubezpieczen SA	292,250	2,923,964
	Santander Bank Polska SA	25,274	2,350,991

TOTAL POLAND			54,588,905

QATAR — (0.6%)
	Commercial Bank PSQC	689,379	1,159,127
	Industries Qatar QSC	490,951	2,139,200
	Masraf Al Rayan QSC	1,681,242	2,204,140
	Mesaieed Petrochemical Holding Co.	3,448,812	2,278,555
	Ooredoo QPSC	1,353,316	2,576,715
	Qatar Electricity & Water Co. QSC	382,308	1,766,889
	Qatar Fuel QSC	273,469	1,381,487
	Qatar Gas Transport Co. Ltd.	3,462,586	3,096,698
	Qatar International Islamic Bank QSC	279,499	751,376
	Qatar Islamic Bank SAQ	1,255,465	6,356,172
	Qatar National Bank QPSC	2,466,222	13,895,759

TOTAL QATAR			37,606,118

RUSSIA — (1.3%)
	Gazprom PJSC, Sponsored ADR	982,159	9,637,793
	Gazprom PJSC, Sponsored ADR	311,153	3,064,857
	Lukoil PJSC, Sponsored ADR	128,002	13,047,352
	Magnitogorsk Iron & Steel Works PJSC, GDR	175,226	2,136,953
*	Mail.Ru Group Ltd., GDR	26,729	546,875
	MMC Norilsk Nickel PJSC, ADR	1,184	36,968
	MMC Norilsk Nickel PJSC, ADR	235,840	7,370,216
	Mobile TeleSystems PJSC, Sponsored ADR	364,233	3,347,301
	Novatek PJSC, GDR	7,446	1,890,315
	Novatek PJSC, GDR	6,457	1,636,849
	Novolipetsk Steel PJSC, GDR	44,257	1,398,662
	Novolipetsk Steel PJSC, GDR	15,807	499,185
	PhosAgro PJSC, GDR	83,207	1,990,680
	PhosAgro PJSC, GDR	7,640	182,749
	Polyus PJSC, GDR	18,709	1,854,062
	Polyus PJSC, GDR	1,468	145,129
	Rosneft Oil Co. PJSC, GDR	8,281	73,784
	Rosneft Oil Co. PJSC, GDR	295,226	2,628,378
	Rostelecom PJSC, Sponsored ADR	9,232	74,687
	Rostelecom PJSC, Sponsored ADR	78,867	620,160
	RusHydro PJSC, ADR	6,421	7,192
	RusHydro PJSC, ADR	843,247	922,585
	Sberbank of Russia PJSC, Sponsored ADR	998,144	20,017,792
	Severstal PAO, GDR	67,765	1,549,718
	Severstal PAO, GDR	110	2,515
	Tatneft PJSC, Sponsored ADR	88,661	4,054,565
	Tatneft PJSC, Sponsored ADR	28,421	1,296,424
	VTB Bank PJSC, GDR	1,358,280	1,974,413
	VTB Bank PJSC, GDR	347,628	506,146

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	X5 Retail Group NV, GDR	81,764	$2,783,247

TOTAL RUSSIA			85,297,552

SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	53,471	1,648,041
	Advanced Petrochemical Co.	186,498	3,706,095
	Al Rajhi Bank	758,186	28,047,881
	Alinma Bank	1,210,067	8,124,579
	Almarai Co. JSC	298,884	4,214,478
	Arab National Bank	431,625	2,651,899
	Arabian Centres Co. Ltd.	120,619	821,133
*	Bank AlBilad	441,283	4,970,467
	Bank Al-Jazira	491,869	2,521,436
	Banque Saudi Fransi	468,785	5,276,580
	Bupa Arabia for Cooperative Insurance Co.	100,858	3,892,724
	Co. for Cooperative Insurance	54,166	1,243,527
*	Dar Al Arkan Real Estate Development Co.	584,678	1,543,122
	Dr Sulaiman Al Habib Medical Services Group Co.	26,930	1,191,369
	Etihad Etisalat Co.	1,003,769	8,092,609
	Jarir Marketing Co.	80,981	4,379,308
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,870,588
	Mouwasat Medical Services Co.	66,392	3,191,601
*	National Industrialization Co.	358,846	2,388,500
	National Petrochemical Co.	148,306	1,905,914
*	Rabigh Refining & Petrochemical Co.	422,875	3,224,649
	Riyad Bank	1,036,339	8,158,873
	SABIC Agri-Nutrients Co.	114,012	5,002,595
	Sahara International Petrochemical Co.	600,499	7,051,720
*	Saudi Arabian Mining Co.	322,695	7,035,540
	Saudi Basic Industries Corp.	442,004	15,234,307
	Saudi British Bank	712,216	6,294,044
	Saudi Electricity Co.	366,509	2,788,223
	Saudi Industrial Investment Group	274,890	2,778,445
	Saudi Investment Bank	293,405	1,410,740
*	Saudi Kayan Petrochemical Co.	1,644,693	8,953,208
	Saudi National Bank	1,236,879	21,713,030
*	Saudi Research & Media Group	46,206	2,082,400
	Saudi Telecom Co.	439,273	13,722,294
	Savola Group	375,769	3,665,621
	Southern Province Cement Co.	92,925	1,772,749
	Yanbu National Petrochemical Co.	227,248	4,617,438

TOTAL SAUDI ARABIA			209,187,727

SOUTH AFRICA — (3.6%)
	Absa Group Ltd.	941,565	8,613,073
	African Rainbow Minerals Ltd.	18,080	241,405
	Anglo American Platinum Ltd.	37,617	3,811,350
#	AngloGold Ashanti Ltd., Sponsored ADR	536,140	9,907,867
	Aspen Pharmacare Holdings Ltd.	610,714	9,702,211
	Bid Corp. Ltd.	300,018	6,430,334
	Bidvest Group Ltd.	429,155	5,373,532
	Capitec Bank Holdings Ltd.	41,839	4,674,130
	Clicks Group Ltd.	352,497	6,446,445
# *	Discovery Ltd.	653,990	5,999,880
	Exxaro Resources Ltd.	392,563	4,306,735
#	FirstRand Ltd.	3,416,550	12,978,357
	Gold Fields Ltd., Sponsored ADR	1,264,014	11,730,050
	Impala Platinum Holdings Ltd.	959,394	12,416,813

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Investec Ltd.	235,992	$1,086,526
	Kumba Iron Ore Ltd.	49,876	1,517,736
	Mr. Price Group Ltd.	315,765	4,120,911
*	MTN Group Ltd.	2,885,932	25,878,521
	MultiChoice Group	516,432	4,106,804
	Naspers Ltd., Class N	44,930	7,609,065
	Nedbank Group Ltd.	647,933	7,383,222
	NEPI Rockcastle PLC	331,326	2,214,943
	Ninety One Ltd.	290,365	1,002,675
*	Northam Platinum Holdings Ltd.	303,245	4,541,230
#	Old Mutual Ltd.	7,858,201	8,027,190
* Ω	Pepkor Holdings Ltd.	409,962	646,405
	PSG Group Ltd.	111,432	558,301
	Sanlam Ltd.	2,173,213	8,926,513
# *	Sasol Ltd., Sponsored ADR	698,917	11,713,849
	Shoprite Holdings Ltd.	609,827	7,238,243
	Sibanye Stillwater Ltd.	2,317,163	8,109,491
#	Sibanye Stillwater Ltd., ADR	214,816	3,050,387
	Standard Bank Group Ltd.	915,895	8,116,132
	Vodacom Group Ltd.	403,001	3,568,468
	Woolworths Holdings Ltd.	1,403,503	4,940,370

TOTAL SOUTH AFRICA			226,989,164

SOUTH KOREA — (13.1%)
*	Alteogen, Inc.	15,144	907,043
#	Amorepacific Corp.	26,314	4,094,760
	AMOREPACIFIC Group	32,258	1,372,984
	BGF retail Co. Ltd.	12,759	1,772,478
	BNK Financial Group, Inc.	310,932	2,344,124
*	Celltrion Healthcare Co. Ltd.	29,533	2,053,533
*	Celltrion Pharm, Inc.	11,063	1,077,579
*	Celltrion, Inc.	48,381	8,329,261
	Cheil Worldwide, Inc.	121,186	2,476,287
	Chunbo Co. Ltd.	2,514	611,278
	CJ CheilJedang Corp.	13,582	4,414,200
	CJ Corp.	30,178	2,481,097
	CJ ENM Co. Ltd.	18,787	2,841,564
*	CJ Logistics Corp.	11,638	1,415,075
	Com2uSCorp.	2,949	324,885
	Coway Co. Ltd.	68,014	4,611,687
#	CS Wind Corp.	16,801	1,003,013
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,370,035
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	71,856	1,595,992
	DB HiTek Co. Ltd.	40,443	1,999,025
#	DB Insurance Co. Ltd.	133,456	6,782,200
# *	DL E&C Co. Ltd.	28,811	3,335,623
	DL Holdings Co. Ltd.	22,980	1,295,638
	Dongkuk Steel Mill Co. Ltd.	11,358	165,776
#	Dongsuh Cos., Inc.	25,849	763,248
*	Doosan Bobcat, Inc.	51,746	1,691,198
# *	Doosan Fuel Cell Co. Ltd.	28,267	1,268,938
# *	Doosan Heavy Industries & Construction Co. Ltd.	636,878	13,322,794
# *	Doosan Infracore Co. Ltd.	105,282	947,647
	Douzone Bizon Co. Ltd.	17,241	1,203,524
	Ecopro BM Co. Ltd.	6,887	2,421,401
	E-MART, Inc.	19,906	2,865,509
#	Fila Holdings Corp.	79,281	2,525,963
*	Genexine, Inc.	9,991	561,766
	Green Cross Corp.	4,475	1,052,829

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	GS Engineering & Construction Corp.	105,570	$3,746,035
	GS Holdings Corp.	86,049	3,116,221
	GS Retail Co. Ltd.	80,334	2,217,924
	Hana Financial Group, Inc.	387,644	14,947,486
# *	Hanjin Kal Corp.	6,881	322,924
	Hankook Tire & Technology Co. Ltd.	129,614	4,592,398
	Hanmi Pharm Co. Ltd.	3,504	792,063
	Hanmi Science Co. Ltd.	7,465	362,817
	Hanon Systems	199,212	2,467,856
	Hansol Chemical Co. Ltd.	9,131	2,576,846
	Hanssem Co. Ltd.	8,117	706,759
#	Hanwha Aerospace Co. Ltd.	50,714	1,958,804
	Hanwha Corp.	56,544	1,627,725
	Hanwha Life Insurance Co. Ltd.	233,484	695,721
*	Hanwha Solutions Corp.	178,744	6,270,839
#	Hite Jinro Co. Ltd.	42,586	1,270,873
*	HLB, Inc.	63,504	2,287,027
# *	HMM Co. Ltd.	250,482	5,731,091
#	Hotel Shilla Co. Ltd.	16,475	1,234,093
*	Hugel, Inc.	3,673	570,719
*	Hyosung Advanced Materials Corp.	2,410	1,472,012
	Hyosung Corp.	9,034	799,829
	Hyosung TNC Corp.	2,746	1,411,764
	Hyundai Autoever Corp.	3,482	348,885
	Hyundai Department Store Co. Ltd.	6,109	433,764
	Hyundai Elevator Co. Ltd.	26,047	1,081,623
	Hyundai Engineering & Construction Co. Ltd.	84,807	3,666,219
	Hyundai Glovis Co. Ltd.	28,655	4,126,611
	Hyundai Heavy Industries Holdings Co. Ltd.	49,523	2,684,871
	Hyundai Marine & Fire Insurance Co. Ltd.	184,518	4,149,751
# *	Hyundai Mipo Dockyard Co. Ltd.	26,074	1,695,718
	Hyundai Mobis Co. Ltd.	59,731	12,911,991
	Hyundai Motor Co.	59,619	10,663,182
# *	Hyundai Rotem Co. Ltd.	47,080	911,707
	Hyundai Steel Co.	94,371	3,607,118
#	Hyundai Wia Corp.	16,610	1,199,505
	Iljin Materials Co. Ltd.	12,480	1,078,537
	Industrial Bank of Korea	343,994	3,255,775
	Kakao Corp.	87,084	9,368,879
*	Kangwon Land, Inc.	89,879	2,138,628
	KB Financial Group, Inc.	376,407	18,219,547
#	KB Financial Group, Inc., ADR	31,200	1,499,784
	KCC Corp.	4,724	1,350,606
	KCC Glass Corp.	1,840	94,981
	KEPCO Engineering & Construction Co., Inc.	332	20,158
	Kia Corp.	159,738	11,656,454
	KIWOOM Securities Co. Ltd.	35,015	3,156,657
# *	KMW Co. Ltd.	22,899	809,166
	Kolon Industries, Inc.	14,644	1,120,492
	Korea Aerospace Industries Ltd.	62,454	1,640,947
	Korea Electric Power Corp., Sponsored ADR	76,175	730,518
	Korea Electric Power Corp.	92,178	1,785,956
*	Korea Gas Corp.	24,489	930,326
	Korea Investment Holdings Co. Ltd.	76,917	5,752,725
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,101	3,810,763
	Korea Zinc Co. Ltd.	7,205	3,317,324
*	Korean Air Lines Co. Ltd.	210,255	5,481,863
	KT Corp., Sponsored ADR	82,100	1,051,701
#	KT&G Corp.	128,137	8,900,235

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kumho Petrochemical Co. Ltd.	35,567	$5,233,230
#	LEENO Industrial, Inc.	10,832	1,587,588
	LG Chem Ltd.	28,624	20,539,289
	LG Corp.	73,098	5,714,618
# *	LG Display Co. Ltd., ADR	376,225	3,141,479
# *	LG Display Co. Ltd.	340,337	5,751,823
	LG Electronics, Inc.	199,804	20,670,498
	LG Household & Health Care Ltd.	7,212	7,218,390
#	LG Innotek Co. Ltd.	26,581	4,778,110
	LG Uplus Corp.	528,937	6,509,710
	Lotte Chemical Corp.	23,864	4,590,037
	Lotte Corp.	29,812	835,030
	LOTTE Fine Chemical Co. Ltd.	11,719	855,579
#	Lotte Shopping Co. Ltd.	12,790	1,151,146
	LS Corp.	19,269	1,033,101
	LS Electric Co. Ltd.	22,156	1,121,332
# *	LX Holdings Corp.	32,322	245,028
	Macquarie Korea Infrastructure Fund	340,681	3,992,954
*	Mando Corp.	53,050	2,847,522
	Meritz Financial Group, Inc.	63,499	1,816,278
	Meritz Fire & Marine Insurance Co. Ltd.	130,937	3,112,337
	Meritz Securities Co. Ltd.	519,143	2,074,433
#	Mirae Asset Securities Co. Ltd.	456,777	3,407,802
	NAVER Corp.	40,916	14,225,781
	NCSoft Corp.	7,007	3,764,915
Ω	Netmarble Corp.	8,792	931,016
	NH Investment & Securities Co. Ltd.	146,022	1,649,281
#	NongShim Co. Ltd.	2,415	585,573
*	OCI Co. Ltd.	20,185	2,236,365
	Orion Corp.	25,400	2,568,837
#	Osstem Implant Co. Ltd.	7,119	754,624
	Ottogi Corp.	1,318	542,919
	Pan Ocean Co. Ltd.	365,699	1,892,270
# *	Pearl Abyss Corp.	21,559	1,919,605
	POSCO, Sponsored ADR	11,993	758,677
	POSCO	75,709	19,202,198
	POSCO Chemical Co. Ltd.	8,517	1,062,623
	Posco International Corp.	84,360	1,571,815
	S-1 Corp.	27,240	1,942,106
* Ω	Samsung Biologics Co. Ltd.	4,753	3,540,928
	Samsung C&T Corp.	72,887	7,136,634
	Samsung Card Co. Ltd.	26,138	767,459
	Samsung Electro-Mechanics Co. Ltd.	63,984	8,713,773
	Samsung Electronics Co. Ltd., GDR	105	157,220
	Samsung Electronics Co. Ltd.	3,831,702	229,415,933
*	Samsung Engineering Co. Ltd.	194,709	4,141,266
	Samsung Fire & Marine Insurance Co. Ltd.	43,350	8,592,947
# *	Samsung Heavy Industries Co. Ltd.	684,240	3,739,240
	Samsung Life Insurance Co. Ltd.	59,066	3,416,744
	Samsung SDI Co. Ltd.	19,354	12,210,977
	Samsung SDS Co. Ltd.	22,002	2,892,013
	Samsung Securities Co. Ltd.	67,148	2,729,801
#	Seegene, Inc.	39,238	1,795,228
#	Shin Poong Pharmaceutical Co. Ltd.	17,525	780,422
	Shinhan Financial Group Co. Ltd.	380,795	12,431,797
	Shinhan Financial Group Co. Ltd., ADR	53,025	1,713,768
#	Shinsegae, Inc.	8,050	1,712,331
*	SK Biopharmaceuticals Co. Ltd.	11,581	937,684
#	SK Chemicals Co. Ltd.	10,614	1,639,936

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Hynix, Inc.	475,556	$41,920,530
*	SK Innovation Co. Ltd.	40,708	8,489,653
	SK Materials Co. Ltd.	6,982	2,285,651
	SK Networks Co. Ltd.	263,376	1,147,289
*	SK Telecom Co. Ltd.	4,807	1,254,752
	SK, Inc.	34,110	7,118,355
	SKC Co. Ltd.	17,612	2,707,704
#	S-Oil Corp.	46,505	4,069,079
	Solus Advanced Materials Co. Ltd.	8,394	593,083
	Soulbrain Co. Ltd.	4,534	1,017,811
#	Ssangyong C&E Co. Ltd.	135,922	916,134
*	Studio Dragon Corp.	9,633	711,939
	Tokai Carbon Korea Co. Ltd.	3,309	353,904
#	WONIK IPS Co. Ltd.	30,074	1,043,769
	Woori Financial Group, Inc.	693,377	7,882,414
	Youngone Corp.	6,063	232,062
#	Yuhan Corp.	42,937	2,202,760

TOTAL SOUTH KOREA			839,381,656

TAIWAN — (16.5%)
	Accton Technology Corp.	589,000	5,149,532
#	Acer, Inc.	4,172,811	3,905,673
	Advantech Co. Ltd.	175,190	2,291,137
	Airtac International Group	159,602	4,775,605
	Alchip Technologies Ltd.	64,000	2,377,292
#	AP Memory Technology Corp.	20,000	389,066
#	ASE Technology Holding Co. Ltd., ADR	27,294	194,335
#	ASE Technology Holding Co. Ltd.	3,314,782	11,857,029
	Asia Cement Corp.	2,725,758	4,341,503
#	ASMedia Technology, Inc.	24,000	1,406,728
	ASPEED Technology, Inc.	19,000	1,905,969
#	Asustek Computer, Inc.	762,180	9,690,214
#	AU Optronics Corp.	11,326,873	7,784,089
	Catcher Technology Co. Ltd.	1,001,429	5,806,694
	Cathay Financial Holding Co. Ltd.	5,378,340	11,211,107
	Chailease Holding Co. Ltd.	1,501,301	14,378,785
	Chang Hwa Commercial Bank Ltd.	7,063,403	4,171,070
	Cheng Shin Rubber Industry Co. Ltd.	2,772,965	3,403,370
	Chicony Electronics Co. Ltd.	891,497	2,549,258
*	China Airlines Ltd.	7,905,536	4,895,333
	China Development Financial Holding Corp.	12,494,121	6,386,101
	China Life Insurance Co. Ltd.	1,611,155	1,684,097
	China Steel Corp.	11,940,932	14,396,659
#	Chipbond Technology Corp.	1,103,000	2,560,269
	Chroma ATE, Inc.	549,000	3,585,174
	Chung Hung Steel Corp.	1,029,000	1,298,339
	Chunghwa Telecom Co. Ltd., Sponsored ADR	140,916	5,566,182
	Chunghwa Telecom Co. Ltd.	730,000	2,896,824
	Compal Electronics, Inc.	6,358,541	5,595,893
	CTBC Financial Holding Co. Ltd.	16,703,175	13,948,137
	Delta Electronics, Inc.	1,661,486	14,666,559
#	E Ink Holdings, Inc.	691,000	2,290,815
	E.Sun Financial Holding Co. Ltd.	12,815,101	12,245,113
	Eclat Textile Co. Ltd.	170,402	3,723,822
#	Elan Microelectronics Corp.	333,000	2,004,784
#	Elite Material Co. Ltd.	288,000	2,494,194
#	Elite Semiconductor Microelectronics Technology, Inc.	137,000	704,446
#	eMemory Technology, Inc.	60,000	4,983,930
	Eternal Materials Co. Ltd.	808,591	1,071,995

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Eva Airways Corp.	4,321,758	$2,933,219
	Evergreen Marine Corp. Taiwan Ltd.	4,324,222	15,561,495
	Far Eastern International Bank	432,098	162,515
	Far Eastern New Century Corp.	3,222,085	3,374,637
	Far EasTone Telecommunications Co. Ltd.	2,056,000	4,524,082
	Farglory Land Development Co. Ltd.	18,000	43,501
	Feng TAY Enterprise Co. Ltd.	488,559	3,801,517
	First Financial Holding Co. Ltd.	9,610,084	7,912,131
#	FocalTech Systems Co. Ltd.	136,000	783,928
	Formosa Chemicals & Fibre Corp.	3,441,518	9,986,201
	Formosa Petrochemical Corp.	585,000	2,106,177
	Formosa Plastics Corp.	3,022,153	11,706,188
#	Formosa Sumco Technology Corp.	115,000	653,770
	Formosa Taffeta Co. Ltd.	699,000	754,638
	Foxconn Technology Co. Ltd.	1,025,627	2,546,540
	Fubon Financial Holding Co. Ltd.	5,663,554	14,971,167
	General Interface Solution Holding Ltd.	39,000	136,490
#	Genius Electronic Optical Co. Ltd.	130,695	2,014,854
	Giant Manufacturing Co. Ltd.	435,506	5,058,083
	Gigabyte Technology Co. Ltd.	662,000	2,688,192
#	Global Unichip Corp.	85,000	1,834,415
	Globalwafers Co. Ltd.	156,000	4,280,328
#	HannStar Display Corp.	2,974,000	1,512,149
	Highwealth Construction Corp.	909,841	1,469,144
	Hiwin Technologies Corp.	407,853	4,541,743
	Hon Hai Precision Industry Co. Ltd.	5,794,322	22,368,040
	Hotai Motor Co. Ltd.	288,000	6,341,793
	Hua Nan Financial Holdings Co. Ltd.	8,374,401	6,132,040
#	Innolux Corp.	13,086,241	7,871,778
	International Games System Co. Ltd.	83,000	2,138,110
	Inventec Corp.	2,894,550	2,768,369
#	ITEQ Corp.	225,455	1,043,567
#	King Yuan Electronics Co. Ltd.	2,100,000	3,013,268
	King’s Town Bank Co. Ltd.	329,000	491,256
	Kinsus Interconnect Technology Corp.	298,000	2,622,574
#	Largan Precision Co. Ltd.	101,860	7,590,524
	Lien Hwa Industrial Holdings Corp.	839,106	1,684,931
	Lite-On Technology Corp.	3,476,410	7,671,673
	Lotes Co. Ltd.	76,139	1,586,369
#	Macronix International Co. Ltd.	2,909,074	4,115,976
#	Makalot Industrial Co. Ltd.	272,000	2,373,837
	MediaTek, Inc.	776,995	25,572,990
	Mega Financial Holding Co. Ltd.	10,406,369	12,505,743
	Merida Industry Co. Ltd.	207,287	2,159,158
	Micro-Star International Co. Ltd.	1,072,000	5,409,880
	momo.com, Inc.	32,500	2,094,308
	Nan Ya Plastics Corp.	3,697,599	11,347,415
	Nan Ya Printed Circuit Board Corp.	91,000	1,610,176
#	Nantex Industry Co. Ltd.	519,000	1,525,922
	Nanya Technology Corp.	1,424,010	3,414,382
	Nien Made Enterprise Co. Ltd.	327,000	4,493,971
#	Novatek Microelectronics Corp.	810,000	12,149,141
#	Nuvoton Technology Corp.	127,000	585,978
# *	Oneness Biotech Co. Ltd.	229,000	2,161,516
#	Parade Technologies Ltd.	70,000	4,509,366
	Pegatron Corp.	3,100,345	7,589,766
	Phison Electronics Corp.	142,000	2,002,242
	Pou Chen Corp.	2,710,487	3,324,190
#	Powertech Technology, Inc.	1,385,819	4,862,556

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Poya International Co. Ltd.	56,933	$1,019,718
#	President Chain Store Corp.	465,831	4,708,171
	Qisda Corp.	2,157,000	2,409,802
#	Quanta Computer, Inc.	2,987,000	8,391,978
#	Radiant Opto-Electronics Corp.	717,000	2,512,155
#	Realtek Semiconductor Corp.	227,950	4,100,281
	Ruentex Development Co. Ltd.	1,330,483	3,395,582
#	Ruentex Industries Ltd.	509,741	1,989,152
	Shanghai Commercial & Savings Bank Ltd.	2,645,000	4,188,789
	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,832,155
#	Silergy Corp.	32,000	5,286,564
	Simplo Technology Co. Ltd.	272,000	2,930,349
#	Sinbon Electronics Co. Ltd.	190,000	1,572,080
	Sino Horizon Holdings Ltd.	15,000	15,389
	Sino-American Silicon Products, Inc.	841,000	5,760,564
	SinoPac Financial Holdings Co. Ltd.	12,492,623	6,362,331
	Standard Foods Corp.	713,418	1,329,886
	Synnex Technology International Corp.	1,463,343	2,835,295
#	TA Chen Stainless Pipe	1,981,013	3,134,661
	Taichung Commercial Bank Co. Ltd.	1,642,633	706,204
	Taishin Financial Holding Co. Ltd.	16,506,036	10,836,135
	Taiwan Business Bank	8,109,336	2,758,764
	Taiwan Cement Corp.	6,372,034	11,056,924
	Taiwan Cooperative Financial Holding Co. Ltd.	9,048,549	7,357,112
#	Taiwan FamilyMart Co. Ltd.	48,000	446,814
	Taiwan Fertilizer Co. Ltd.	650,000	1,589,547
	Taiwan Glass Industry Corp.	1,215,374	1,197,915
	Taiwan High Speed Rail Corp.	1,713,000	1,790,060
	Taiwan Mobile Co. Ltd.	2,268,300	8,000,694
	Taiwan Secom Co. Ltd.	357,670	1,293,474
	Taiwan Semiconductor Manufacturing Co. Ltd.	15,380,808	326,385,203
# *	Tatung Co. Ltd.	2,215,000	2,742,924
	Teco Electric & Machinery Co. Ltd.	2,143,000	2,327,850
	Tripod Technology Corp.	680,870	2,883,817
	Tung Ho Steel Enterprise Corp.	312,000	453,515
	U-Ming Marine Transport Corp.	289,000	548,080
	Unimicron Technology Corp.	1,488,000	10,200,002
	Uni-President Enterprises Corp.	5,022,033	12,047,465
	United Microelectronics Corp.	8,584,000	17,820,160
#	Vanguard International Semiconductor Corp.	640,000	3,334,894
	Voltronic Power Technology Corp.	94,224	5,518,216
	Walsin Lihwa Corp.	2,671,000	2,495,119
#	Walsin Technology Corp.	507,000	2,760,115
	Wan Hai Lines Ltd.	618,780	3,569,798
#	Win Semiconductors Corp.	505,034	6,518,136
	Winbond Electronics Corp.	4,548,407	4,312,540
††	Wintek Corp.	604,760	7,461
#	Wisdom Marine Lines Co. Ltd.	390,000	917,975
	Wistron Corp.	5,133,699	5,395,261
#	Wiwynn Corp.	129,000	4,132,578
	WPG Holdings Ltd.	2,167,039	4,048,289
#	Yageo Corp.	359,682	5,629,641
*	Yang Ming Marine Transport Corp.	1,771,000	6,182,248
#	YFY, Inc.	1,334,000	1,537,886
*	Yieh Phui Enterprise Co. Ltd.	808,000	721,898
	Yuanta Financial Holding Co. Ltd.	9,909,398	8,808,294
	Yulon Finance Corp.	287,700	1,745,528
	Yulon Motor Co. Ltd.	19,000	28,173

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding Ltd.	971,700	$3,365,015

TOTAL TAIWAN			1,057,323,657

THAILAND — (1.8%)
	Advanced Info Service PCL	899,700	5,124,487
	AEON Thana Sinsap Thailand PCL	143,100	806,440
	Airports of Thailand PCL	1,898,400	3,690,102
*	Asset World Corp. PCL	5,732,900	787,826
	B Grimm Power PCL	505,900	647,954
	Bangkok Bank PCL	448,700	1,656,468
	Bangkok Bank PCL	126,700	467,739
	Bangkok Chain Hospital PCL	1,937,800	1,185,484
	Bangkok Commercial Asset Management PCL	1,737,200	994,705
	Bangkok Dusit Medical Services PCL, Class F	4,428,600	3,149,701
	Bangkok Expressway & Metro PCL	3,334,899	904,516
	Bangkok Life Assurance PCL	611,400	548,155
	Banpu PCL	5,801,666	1,993,189
	Banpu Power PCL	669,100	352,874
	Berli Jucker PCL	886,300	901,458
	BTS Group Holdings PCL	4,536,300	1,305,558
	Bumrungrad Hospital PCL	171,300	751,123
	Carabao Group PCL, Class F	188,800	705,528
	Central Pattana PCL	1,066,000	1,903,428
*	Central Plaza Hotel PCL	73,500	79,741
	Central Retail Corp. PCL	1,431,850	1,499,489
	Charoen Pokphand Foods PCL	4,548,000	3,460,770
	Chularat Hospital PCL, Class F	4,224,400	483,771
	CK Power PCL	1,368,200	208,225
	Com7 PCL, Class F	718,500	1,553,601
	CP ALL PCL	4,364,500	8,417,931
	Delta Electronics Thailand PCL	152,400	1,910,597
	Dohome PCL	644,500	464,207
	Electricity Generating PCL	231,200	1,243,704
	Energy Absolute PCL	1,013,200	1,999,988
	Global Power Synergy PCL, Class F	398,000	935,553
	Gulf Energy Development PCL	1,001,900	1,305,874
	Gunkul Engineering PCL	2,821,200	459,112
	Hana Microelectronics PCL	572,196	1,379,513
	Home Product Center PCL	4,384,313	1,929,058
	Indorama Ventures PCL	1,408,800	1,783,157
	IRPC PCL	22,011,000	2,852,326
	JMT Network Services PCL, Class F	516,300	758,521
	Kasikornbank PCL	121,700	517,131
	Kasikornbank PCL	5,500	23,371
	KCE Electronics PCL	892,900	2,341,062
	Kiatnakin Phatra Bank PCL	268,500	485,497
	Krung Thai Bank PCL	4,057,887	1,406,335
	Krungthai Card PCL	647,900	1,127,589
	Land & Houses PCL	6,942,300	1,767,873
*	Minor International PCL	1,332,683	1,315,313
	MK Restaurants Group PCL	368,100	607,352
	Muangthai Capital PCL	601,100	1,095,956
	Osotspa PCL	833,600	822,735
	PTT Exploration & Production PCL	1,427,755	5,055,713
	PTT Global Chemical PCL	1,207,972	2,284,344
	PTT PCL	6,782,700	7,869,629
	Ratch Group PCL	676,900	928,168
	Regional Container Lines PCL	696,300	918,048
	Siam Cement PCL	370,900	4,415,143

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Siam Cement PCL	81,400	$968,975
	Siam City Cement PCL	62,589	319,712
	Siam Commercial Bank PCL	355,366	1,349,389
	Siam Global House PCL	1,227,939	754,915
	Sri Trang Agro-Industry PCL	1,768,708	1,732,329
	Srisawad Corp. PCL	1,019,572	1,966,477
*	Star Petroleum Refining PCL	289,300	91,544
	Thai Oil PCL	1,530,300	2,571,061
	Thai Union Group PCL, Class F	5,480,440	3,451,856
	Tisco Financial Group PCL	341,200	948,563
	TMBThanachart Bank PCL	25,172,967	880,001
	TOA Paint Thailand PCL	955,400	950,145
	Total Access Communication PCL	1,153,100	1,329,197
	Total Access Communication PCL	152,800	176,135
	True Corp. PCL	23,024,931	2,817,184
	TTW PCL	1,054,700	371,882
	VGI PCL	2,166,900	434,262
	Vinythai PCL	322,000	368,749
	WHA Corp. PCL	8,082,200	823,260

TOTAL THAILAND			115,888,768

TURKEY — (0.4%)
#	Akbank TAS	2,019,928	1,222,709
	Aksa Akrilik Kimya Sanayii AS	26,354	64,730
# *	Aksa Enerji Uretim AS, Class B	381,816	301,646
	Anadolu Efes Biracilik Ve Malt Sanayii AS	250,784	577,116
#	Arcelik AS	234,471	822,609
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	471,177
	BIM Birlesik Magazalar AS	365,995	2,367,810
	Borusan Yatirim ve Pazarlama AS	2,256	81,761
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	25,806
	Coca-Cola Icecek AS	89,465	790,323
	Dogan Sirketler Grubu Holding AS	822,958	229,526
	Dogus Otomotiv Servis ve Ticaret AS	9,274	34,754
Ω	Enerjisa Enerji AS	174,862	214,573
	Enka Insaat ve Sanayi AS	724,135	836,151
	Eregli Demir ve Celik Fabrikalari TAS	968,005	2,021,193
	Ford Otomotiv Sanayi AS	57,714	1,111,279
*	Gubre Fabrikalari TAS	34,802	250,724
*	Hektas Ticaret TAS	36,023	33,245
	Jantsa Jant Sanayi Ve Ticaret AS	29,225	190,302
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	130,949
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	80,955	54,150
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	721,527
	KOC Holding AS	394,102	960,881
# *	Koza Altin Isletmeleri AS	22,016	244,725
# *	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	437,917
*	Migros Ticaret AS	18,633	68,384
	Nuh Cimento Sanayi AS	15,123	68,521
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	446,305
# *	Oyak Cimento Fabrikalari AS	234,000	168,277
*	Pegasus Hava Tasimaciligi AS	35,848	298,109
*	Petkim Petrokimya Holding AS	1,165,006	792,046
*	Sasa Polyester Sanayi AS	131,993	425,707
	Sok Marketler Ticaret AS	30,110	34,881
*	TAV Havalimanlari Holding AS	252,220	695,814
	Tofas Turk Otomobil Fabrikasi AS	74,286	454,169
*	Turk Hava Yollari AO	888,532	1,354,167
	Turk Telekomunikasyon AS	467,239	366,392

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Turk Traktor ve Ziraat Makineleri AS	7,711	$132,693
	Turkcell Iletisim Hizmetleri AS	1,084,914	1,730,767
#	Turkiye Garanti Bankasi AS	1,573,948	1,611,815
# *	Turkiye Halk Bankasi AS	651,232	300,083
#	Turkiye Is Bankasi AS, Class C	1,304,862	765,481
*	Turkiye Petrol Rafinerileri AS	64,525	928,581
	Turkiye Sise ve Cam Fabrikalari AS	1,130,637	1,017,037
*	Turkiye Vakiflar Bankasi TAO, Class D	822,870	294,100
	Ulker Biskuvi Sanayi AS	111,260	233,754
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	188,377
#	Vestel Elektronik Sanayi ve Ticaret AS	188,411	501,059
#	Yapi ve Kredi Bankasi AS	3,271,613	929,382

TOTAL TURKEY			28,003,484

UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	1,754,135	3,967,457
	Abu Dhabi Islamic Bank PJSC	1,107,408	1,763,203
	Abu Dhabi National Oil Co. for Distribution PJSC	1,309,234	1,526,792
	Aldar Properties PJSC	3,826,090	4,209,813
	Dubai Islamic Bank PJSC	1,799,927	2,509,567
*	Emaar Malls PJSC	2,248,617	1,227,378
	Emaar Properties PJSC	3,734,119	4,087,852
	Emirates Integrated Telecommunications Co. PJSC	99,857	167,368
	Emirates NBD Bank PJSC	1,126,916	4,288,053
	Emirates Telecommunications Group Co. PJSC	1,056,201	7,367,452
	First Abu Dhabi Bank PJSC	1,787,602	8,676,383
*	International Holding Co. PJSC	24,261	968,737

TOTAL UNITED ARAB EMIRATES			40,760,055

UNITED STATES — (0.0%)
	Sempra Energy.	10,849	1,379,532

TOTAL COMMON STOCKS			6,243,660,106

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
*	Alpargatas SA	100,600	688,575
	Banco Bradesco SA	2,390,444	8,428,689
Ω	Banco Inter SA	179,984	390,022
	Banco Pan SA	196,200	462,011
*	Braskem SA Class A	48,439	467,413
	Centrais Eletricas Brasileiras SA Class B	103,746	622,057
	Cia de Transmissao de Energia Eletrica Paulista	122,300	527,009
	Cia Energetica de Minas Gerais	841,823	1,921,166
	Cia Paranaense de Energia	869,990	912,566
	Gerdau SA	817,916	3,898,427
	Itau Unibanco Holding SA	2,317,176	9,570,391
	Lojas Americanas SA	317,490	271,710
	Petroleo Brasileiro SA	2,527,248	12,202,330
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	821,900	1,929,582

TOTAL BRAZIL			42,291,948

CHILE — (0.0%)
	Embotelladora Andina SA Class B	472,142	975,429

COLOMBIA — (0.0%)
	Banco Davivienda SA	77,413	697,095
	Grupo Argos SA	38,570	88,084

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA	3,126,389	$954,753
	Grupo de Inversiones Suramericana SA	84,488	423,816

	TOTAL COLOMBIA		2,163,748

	SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	738	24,579
	Hyundai Engineering & Construction Co. Ltd.	1,442	196,014

	TOTAL SOUTH KOREA		220,593

	TOTAL PREFERRED STOCKS		45,651,718

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Ultrapar Participacoes SA Rights 11/03/21	28,395	0

	TAIWAN — (0.0%)
*	Eva Airways Corp. Rights Exp 10/01/21	70,445	0

	THAILAND — (0.0%)
*	Banpu PCL 10/01/22	1,450,416	225,108
*	Banpu PCL 10/01/23	1,450,416	147,741
*	BTS W7 Warrants 07/11/24	423,150	0
*	BTS W8 Warrants 07/22/22	846,300	0

	TOTAL THAILAND		372,849

	TOTAL RIGHTS/WARRANTS		372,849

	TOTAL INVESTMENT SECURITIES (Cost $3,711,438,631)		6,289,684,673

			Value†
	SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	9,324,531	107,884,825

	TOTAL INVESTMENTS — (100.0%) (Cost $3,819,309,985)		$6,397,569,498

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SERIES

CONTINUED

As of October 31, 2021, The Emerging Markets Series had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/17/21	$42,358,988	$41,015,000	$(1,343,988)
S&P 500® Emini Index	26	12/17/21	5,584,545	5,976,100	391,555

Total Futures Contracts			$47,943,533	$46,991,100	$(952,433)

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$191,116,553	—	—	$191,116,553
Chile	13,782,759	$12,913,745	—	26,696,504
China	354,617,905	1,652,811,475	$4,505,901	2,011,935,281
Colombia	12,316,697	—	—	12,316,697
Czech Republic	—	9,027,755	—	9,027,755
Egypt	3,183	3,888,408	—	3,891,591
Greece	—	16,687,636	13,128	16,700,764
Hong Kong	930,840	4,601,344	—	5,532,184
Hungary	—	21,255,120	—	21,255,120
India	39,363,772	809,889,695	—	849,253,467
Indonesia	—	111,668,223	—	111,668,223
Malaysia	—	98,689,277	—	98,689,277
Mexico	131,210,831	—	—	131,210,831
Netherlands	—	3,847,242	—	3,847,242
Peru	6,418,615	—	—	6,418,615
Philippines	1,560,460	46,132,924	—	47,693,384
Poland	—	54,588,905	—	54,588,905
Qatar	—	37,606,118	—	37,606,118
Russia	15,912,841	69,384,711	—	85,297,552
Saudi Arabia	—	209,187,727	—	209,187,727
South Africa	40,943,383	186,045,781	—	226,989,164
South Korea	8,895,927	830,485,729	—	839,381,656
Taiwan	5,760,517	1,051,555,679	7,461	1,057,323,657
Thailand	115,888,768	—	—	115,888,768
Turkey	—	28,003,484	—	28,003,484
United Arab Emirates	—	40,760,055	—	40,760,055
United States	1,379,532	—	—	1,379,532
Preferred Stocks
Brazil	42,291,948	—	—	42,291,948
Chile	—	975,429	—	975,429
Colombia	2,163,748	—	—	2,163,748
South Korea	—	220,593	—	220,593
Rights/Warrants
Thailand	—	372,849	—	372,849
Securities Lending Collateral	—	107,884,825	—	107,884,825
Futures Contracts**	(952,433)	—	—	(952,433)

TOTAL	$983,605,846	$5,408,484,729	$4,526,490^	$6,396,617,065

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (96.7%)
BRAZIL — (3.6%)
	AES Brasil Energia SA	1,120,540	$2,164,125
	Aliansce Sonae Shopping Centers SA	329,671	1,120,362
*	Alliar Medicos A Frente SA	202,000	529,714
	Alupar Investimento SA	614,979	2,586,839
*	Anima Holding SA	1,191,673	1,393,572
	Arezzo Industria e Comercio SA	57,863	757,659
# *	Azul SA, ADR	229,932	3,042,000
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	478,784
*	BR Malls Participacoes SA	3,040,792	3,863,085
	BR Properties SA	835,453	1,067,298
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,435	1,156,680
*	BRF SA	1,626,186	6,693,416
*	C&A Modas Ltda	116,600	125,199
	Camil Alimentos SA	401,708	688,992
	Cia Brasileira de Distribuicao	456,026	2,062,856
	Cia de Locacao das Americas	1,789,285	6,255,111
	Cia de Saneamento de Minas Gerais-COPASA	701,274	1,691,119
	Cia de Saneamento do Parana	1,214,637	3,927,695
	Cia de Saneamento do Parana	166,500	105,615
	Cia Paranaense de Energia	480,084	457,644
	Cielo SA	2,863,342	1,111,081
*	Cogna Educacao	4,570,428	2,008,339
	Construtora Tenda SA	273,378	826,363
	CSU Cardsystem SA	107,414	322,406
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	582,068	1,453,159
	Dexco SA	1,245,717	3,423,415
	Dimed SA Distribuidora da Medicamentos	87,332	201,007
	Direcional Engenharia SA	359,475	607,639
*	EcoRodovias Infraestrutura e Logistica SA	880,278	1,277,415
	EDP - Energias do Brasil SA	1,020,878	3,545,343
*	Embraer SA	1,203,609	4,676,839
*	Embraer SA, Sponsored ADR	484,327	7,521,598
	Enauta Participacoes SA	355,424	804,833
	Energisa SA	448,100	3,145,704
*	Eneva SA	2,321,000	5,921,968
*	Eternit SA	69,700	164,870
	Even Construtora e Incorporadora SA	422,994	466,179
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,182,723
	Fleury SA	800,500	2,670,792
	Fras-Le SA	136,160	342,825
*	Gafisa SA	859,205	306,000
	Gafisa SA, ADR	70,307	47,106
# *	Gol Linhas Aereas Inteligentes SA, ADR	298,790	1,634,381
	Grendene SA	1,247,923	1,897,158
*	GRUPO DE MODA SOMA SA	827,040	1,922,598
	Guararapes Confeccoes SA	400,731	777,491
	Helbor Empreendimentos SA	318,373	269,645
	Hypera SA	123,200	612,529
	Iguatemi Empresa de Shopping Centers SA	230,500	1,222,788
	Industrias Romi SA	178,500	516,479
	Instituto Hermes Pardini SA	204,158	794,378
*	International Meal Co. Alimentacao SA, Class A	1,079,742	537,594
*	Iochpe-Maxion SA	422,811	1,257,091
*	IRB Brasil Resseguros SA	1,675,085	1,391,996
	JHSF Participacoes SA	972,400	859,753
	JSL SA	153,336	196,160
	Kepler Weber SA	52,246	327,058

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Light SA	1,515,700	$2,599,663
	LOG Commercial Properties e Participacoes SA	180,472	749,220
*	Log-in Logistica Intermodal SA	219,309	823,798
*	LPS Brasil Consultoria de Imoveis SA	99,200	42,887
	M Dias Branco SA	304,311	1,668,809
	Mahle-Metal Leve SA	143,024	863,648
	Marcopolo SA	518,000	213,852
	Marfrig Global Foods SA	1,327,520	6,233,261
*	Marisa Lojas SA	784,679	571,429
	Mills Estruturas e Servicos de Engenharia SA	602,820	537,259
	Minerva SA	1,083,948	1,870,664
*	Moura Dubeux Engenharia S/A	22,700	19,346
	Movida Participacoes SA	465,747	1,225,476
	MRV Engenharia e Participacoes SA	1,042,403	1,874,693
	Multiplan Empreendimentos Imobiliarios SA	981,303	3,220,123
	Neoenergia SA	62,500	171,649
	Odontoprev SA	1,104,717	2,624,872
*	Omega Geracao SA	217,310	1,260,242
*	Petro Rio SA	3,259,660	13,555,445
	Porto Seguro SA	581,834	2,406,181
	Portobello SA	273,377	463,072
	Positivo Tecnologia SA	204,280	305,128
*	Profarma Distribuidora de Produtos Farmaceuticos SA	157,202	135,927
	Qualicorp Consultoria e Corretora de Seguros SA	887,943	2,691,928
	Sao Carlos Empreendimentos e Participacoes SA	86,509	567,142
	Sao Martinho SA	879,576	5,968,986
Ω	Ser Educacional SA	227,580	420,982
	SIMPAR SA	1,748,912	3,176,290
	SLC Agricola SA	390,163	3,012,738
	Sul America SA	720,803	3,316,782
	SYN prop e tech SA	54,690	123,164
*	Tecnisa SA	217,868	140,901
	Tegma Gestao Logistica SA	114,559	310,766
*	Terra Santa Propriedades Agricolas SA	9,971	38,462
	TOTVS SA	1,646,258	9,555,870
	Transmissora Alianca de Energia Eletrica SA	1,415,423	9,194,055
	Trisul SA	309,282	320,582
	Tupy SA	244,472	904,890
	Ultrapar Participacoes SA	940,893	2,175,600
	Unipar Carbocloro SA	8,973	128,383
	Usinas Siderurgicas de Minas Gerais SA Usiminas	108,100	246,701
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	226,550	286,610
*	Via S/A	2,142,700	2,334,882
	Vivara Participacoes SA	12,000	55,154
*	Vulcabras Azaleia SA	459,009	710,009
	Wiz Solucoes e Corretagem de Seguros SA	321,744	550,131
	YDUQS Participacoes SA	1,050,937	3,884,359

TOTAL BRAZIL			189,964,479

CHILE — (0.5%)
	AES Andes SA	12,427,081	1,277,470
	Aguas Andinas SA, Class A	201,170	38,362
	Besalco SA	2,204,594	582,658
*	Camanchaca SA	1,471,136	62,339
	CAP SA	179,513	1,777,744
	Cementos BIO BIO SA	352,724	316,120
	Cia Sud Americana de Vapores SA	55,079,769	3,579,754
	Cristalerias de Chile SA	130,323	430,955

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Embotelladora Andina SA, ADR, Class B	4,380	$53,743
	Empresa Nacional de Telecomunicaciones SA	519,620	1,782,254
*	Empresas Hites SA	1,014,682	173,772
	Empresas Lipigas SA	6,383	21,775
	Empresas Tricot SA	70,631	34,750
	Engie Energia Chile SA	3,179,242	1,856,178
	Forus SA	460,998	614,716
	Grupo Security SA	5,738,715	868,459
	Hortifrut SA	127,405	135,450
	Instituto de Diagnostico SA	2,928	5,516
	Inversiones Aguas Metropolitanas SA	2,418,099	1,145,095
	Inversiones La Construccion SA	148,269	538,929
*	Itau CorpBanca Chile SA	31,474,098	69,890
*	Masisa SA	6,120,023	86,469
*	Multiexport Foods SA	3,836,112	1,207,246
*	Parque Arauco SA	2,445,510	2,413,293
	PAZ Corp. SA	1,106,246	388,889
*	Ripley Corp. SA	3,096,995	523,471
	Salfacorp SA	1,738,619	587,795
	Sigdo Koppers SA	1,164,083	1,095,483
	SMU SA	5,617,171	559,618
	Sociedad Matriz SAAM SA	35,390,775	2,210,763
	Socovesa SA	2,516,932	329,630
	SONDA SA	1,338,356	452,526
	Vina Concha y Toro SA	2,391,226	3,477,293

TOTAL CHILE			28,698,405

CHINA — (26.3%)
*	21Vianet Group, Inc., ADR	433,204	6,792,639
	263 Network Communications Co. Ltd., Class A	34,400	20,205
*	360 DigiTech, Inc., ADR	313,070	6,389,759
*	361 Degrees International Ltd.	4,405,000	2,136,854
*	36Kr Holdings, Inc.	4,800	7,968
* Ω	3SBio, Inc.	5,416,500	4,951,950
*	51job, Inc., ADR	134,562	8,014,513
	5I5J Holding Group Co. Ltd., Class A	700,900	326,347
*	9F, Inc.	4,700	7,050
	AAC Technologies Holdings, Inc.	2,265,000	9,789,819
Ω	AAG Energy Holdings Ltd.	2,159,601	483,454
	Accelink Technologies Co. Ltd., Class A	138,100	467,854
	Advanced Technology & Materials Co. Ltd., Class A	163,700	217,830
	AECC Aero-Engine Control Co. Ltd., Class A	57,000	237,761
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	366,463
*	Aesthetic Medical International Holdings Group Ltd., ADR	2,177	8,947
	Agile Group Holdings Ltd.	3,550,000	2,782,997
	Ajisen China Holdings Ltd.	2,398,000	409,715
# Ω	Ak Medical Holdings Ltd.	1,664,000	1,725,953
# *	Alibaba Pictures Group Ltd.	42,090,000	4,471,364
Ω	A-Living Smart City Services Co. Ltd.	2,128,500	7,065,510
	All Winner Technology Co. Ltd., Class A	43,000	426,571
	Allmed Medical Products Co. Ltd., Class A	8,200	16,786
*	Alpha Group, Class A	298,500	235,179
*	Aluminum Corp. of China Ltd., Class H	2,000,000	1,203,580
	Amoy Diagnostics Co. Ltd., Class A	49,094	620,282
	An Hui Wenergy Co. Ltd., Class A	901,802	617,967
	Angang Steel Co. Ltd., Class H	5,804,999	3,120,352
	Anhui Construction Engineering Group Co. Ltd., Class A	684,590	414,303
	Anhui Expressway Co. Ltd., Class H	2,104,000	1,247,418
	Anhui Genuine New Materials Co. Ltd., Class A	82,113	293,668

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	71,400	$394,194
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	570,168
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	814,737
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	574,140
	Anhui Jinhe Industrial Co. Ltd., Class A	122,800	921,715
	Anhui Korrun Co. Ltd., Class A	81,366	282,254
*	Anhui Tatfook Technology Co. Ltd., Class A	51,300	70,822
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	40,927
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	599,551
	Anhui Xinhua Media Co. Ltd., Class A	138,900	102,201
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	246,849	663,117
††	Animal Health Holdings, Inc.	3,671,000	44,257
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,828	290,579
# *	Anton Oilfield Services Group	10,122,000	687,439
	Aoshikang Technology Co. Ltd., Class A	41,200	459,253
* ††	Aowei Holdings Ltd.	1,451,000	74,131
	Aoyuan Healthy Life Group Co. Ltd.	422,000	196,310
	APT Satellite Holdings Ltd.	580,000	171,681
*	Art Group Holdings Ltd.	320,000	17,042
# * Ω	Ascletis Pharma, Inc.	26,000	9,037
	Asia Cement China Holdings Corp.	2,548,500	1,941,957
Ω	AsiaInfo Technologies Ltd.	387,600	638,605
*	Asian Citrus Holdings Ltd.	2,314,000	56,149
	Ausnutria Dairy Corp. Ltd.	2,610,000	3,265,031
*	Austar Lifesciences Ltd.	18,000	39,466
	AviChina Industry & Technology Co. Ltd., Class H	10,439,000	6,641,806
Ω	BAIC Motor Corp. Ltd., Class H	7,414,500	2,456,051
Ω	BAIOO Family Interactive Ltd.	2,678,000	215,483
	Bank of Chongqing Co. Ltd., Class H	2,533,500	1,422,994
*	Bank of Tianjin Co. Ltd., Class H	100,000	41,134
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	671,000	159,216
	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	145,440
*	Baoye Group Co. Ltd., Class H	1,132,000	553,615
# *	Baozun, Inc., Sponsored ADR	251,448	4,350,050
	BBMG Corp., Class H	6,398,000	1,075,010
	Bear Electric Appliance Co. Ltd., Class A	10,700	95,479
	Befar Group Co. Ltd., Class A	623,900	818,655
	Beibuwan Port Co. Ltd., Class A	146,881	171,035
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	128,350	233,739
	Beijing Capital Development Co. Ltd., Class A	378,076	290,434
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,532,040	804,990
*	Beijing Capital International Airport Co. Ltd., Class H	7,820,000	5,085,072
*	Beijing Career International Co. Ltd., Class A	24,700	221,871
	Beijing Certificate Authority Co. Ltd., Class A	21,325	123,866
# *	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	267,250	626,554
	Beijing Cisri-Gaona Materials & Technology Co. Ltd., Class A	94,500	617,281
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	58,485
	Beijing Dahao Technology Corp. Ltd., Class A	15,900	68,147
	Beijing Easpring Material Technology Co. Ltd., Class A	39,700	549,549
# *	Beijing Energy International Holding Co. Ltd.	19,436,000	734,359
*	Beijing Enterprises Clean Energy Group Ltd.	59,768,570	803,405
	Beijing Enterprises Holdings Ltd.	1,690,500	6,498,096
# *	Beijing Enterprises Urban Resources Group Ltd.	1,532,000	155,203
	Beijing Enterprises Water Group Ltd.	14,484,000	5,536,280
*	Beijing Forever Technology Co. Ltd., Class A	211,838	380,588
# * ††	Beijing Gas Blue Sky Holdings Ltd.	16,288,000	91,065
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	318,890	809,153
# *	Beijing Health Holdings Ltd.	18,966,000	239,012
	Beijing Hualian Department Store Co. Ltd., Class A	927,300	253,557

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	$484,327
	Beijing Jingneng Clean Energy Co. Ltd., Class H	8,772,000	2,651,488
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	138,897
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	256,480
	Beijing North Star Co. Ltd., Class H	4,520,000	725,246
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	313,648
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	496,985
	Beijing Originwater Technology Co. Ltd., Class A	683,500	743,936
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	472,000	449,226
	Beijing Sinnet Technology Co. Ltd., Class A	275,400	568,462
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	344,355
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	97,785
	Beijing SuperMap Software Co. Ltd., Class A	130,017	470,871
	Beijing Thunisoft Corp. Ltd., Class A	171,500	287,055
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	373,000	475,310
	Beijing Tongtech Co. Ltd., Class A	65,220	294,130
*	Beijing Ultrapower Software Co. Ltd., Class A	196,300	173,283
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	146,802	138,013
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	923,000	245,625
	Beijing Wanji Technology Co. Ltd., Class A	7,200	26,340
	Beijing Yanjing Brewery Co. Ltd., Class A	506,700	525,733
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	364,050	636,863
	Best Pacific International Holdings Ltd.	978,000	298,807
# *	BEST, Inc.	66,028	106,305
	Bestsun Energy Co. Ltd., Class A	439,200	335,167
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	196,363
	Biem.L.Fdlkk Garment Co. Ltd., Class A	207,099	796,084
	BII Railway Transportation Technology Holdings Co. Ltd.	2,452,000	182,160
* ††	Billion Industrial Holdings Ltd.	44,000	11,176
	Binjiang Service Group Co. Ltd.	106,000	288,517
	Blue Sail Medical Co. Ltd., Class A	212,700	480,689
*	Bluedon Information Security Technology Co. Ltd., Class A	504,300	262,089
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	405,654
*	Bohai Leasing Co. Ltd., Class A	1,263,500	519,020
#	Bosideng International Holdings Ltd.	13,134,000	10,176,925
*	Boyaa Interactive International Ltd.	1,494,000	99,585
	Bright Dairy & Food Co. Ltd., Class A	276,300	601,538
	Bright Real Estate Group Co. Ltd., Class A	962,280	327,692
* ††	Brilliance China Automotive Holdings Ltd.	8,928,000	2,955,169
	B-Soft Co. Ltd., Class A	348,631	435,207
*	BTG Hotels Group Co. Ltd., Class A	144,113	550,671
	C C Land Holdings Ltd.	12,749,015	2,857,185
	C&D International Investment Group Ltd.	1,286,968	2,395,445
*	C&D Property Management Group Co. Ltd.	350,000	197,980
# *	CA Cultural Technology Group Ltd.	2,130,000	166,994
	Cabbeen Fashion Ltd.	1,187,000	486,587
	Camel Group Co. Ltd., Class A	154,235	315,439
	Canny Elevator Co. Ltd., Class A	162,500	185,257
	Canvest Environmental Protection Group Co. Ltd.	3,064,000	1,759,671
*	Capital Environment Holdings Ltd.	22,400,000	524,121
	Carrianna Group Holdings Co. Ltd.	891,257	78,949
	Castech, Inc., Class A	46,400	118,876
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	64,980
	CECEP Solar Energy Co. Ltd., Class A	639,400	1,114,576
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	79,313
	CECEP Wind-Power Corp., Class A	1,052,000	1,212,625
	Central China Management Co. Ltd.	3,912,626	603,591
#	Central China Real Estate Ltd.	3,912,626	588,179

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Central China Securities Co. Ltd., Class H	7,022,000	$1,288,331
	CETC Digital Technology Co. Ltd., Class A	127,939	669,564
#	CGN New Energy Holdings Co. Ltd.	5,762,000	5,393,086
	CGN Nuclear Technology Development Co. Ltd., Class A	141,400	196,977
	Chacha Food Co. Ltd., Class A	110,710	986,109
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	381,676
# * Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	126,031
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	194,691
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	165,756	306,639
	Chaowei Power Holdings Ltd.	2,758,000	812,580
*	Cheetah Mobile, Inc., ADR	179,717	301,925
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	289,307
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	244,885
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	138,234	162,978
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	150,400	429,426
	Chengdu Wintrue Holding Co. Ltd., Class A	132,600	332,088
	Chengdu Xingrong Environment Co. Ltd., Class A	983,399	908,477
	Chengtun Mining Group Co. Ltd., Class A	277,000	442,723
*	Chiho Environmental Group Ltd.	172,000	24,006
	China Aerospace International Holdings Ltd.	8,284,500	617,174
*	China Agri-Products Exchange Ltd.	45,605	622
	China Aircraft Leasing Group Holdings Ltd.	1,600,000	1,106,798
#	China Aoyuan Group Ltd.	5,344,000	2,110,563
	China Bester Group Telecom Co. Ltd., Class A	102,700	224,167
	China BlueChemical Ltd., Class H	8,092,000	2,705,808
Ω	China Bohai Bank Co. Ltd., Class H	380,500	144,519
# *	China Boton Group Co. Ltd.	458,000	163,458
	China Building Material Test & Certification Group Co. Ltd., Class A	117,245	340,069
*	China CAMC Engineering Co. Ltd., Class A	332,197	335,359
	China Chengtong Development Group Ltd.	2,628,000	60,116
	China Cinda Asset Management Co. Ltd., Class H	21,131,000	3,527,735
††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	2,058,512
	China Communications Services Corp. Ltd., Class H	10,260,000	5,671,928
	China Conch Venture Holdings Ltd.	2,567,000	12,473,940
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	398,732
	China Datang Corp. Renewable Power Co. Ltd., Class H	10,083,000	4,265,869
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	95,117
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	15,645
# *	China Dili Group.	12,965,699	3,182,396
	China Dongxiang Group Co. Ltd.	14,550,985	1,528,619
# Ω	China East Education Holdings Ltd.	791,500	750,922
	China Education Group Holdings Ltd.	2,302,000	3,934,892
*	China Electronics Huada Technology Co. Ltd.	3,568,000	361,278
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	623,587
	China Energy Engineering Corp. Ltd., Class H	1,124,000	165,718
	China Enterprise Co. Ltd., Class A	320,883	142,853
	China Everbright Environment Group Ltd.	15,300,000	10,510,411
# Ω	China Everbright Greentech Ltd.	2,859,000	1,005,362
#	China Everbright Ltd.	4,190,000	4,711,452
	China Express Airlines Co. Ltd., Class A	286,538	491,981
*	China Film Co. Ltd., Class A	14,700	27,004
* ††	China Financial Services Holdings Ltd.	126,200	10,340
	China Foods Ltd.	5,172,000	1,976,100
*	China Fordoo Holdings Ltd.	1,929,000	161,187
*	China Fortune Land Development Co. Ltd., Class A	855,000	491,900
#	China Glass Holdings Ltd.	3,642,000	1,067,769
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	4,172,000	3,340,586
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	143,986
	China Hanking Holdings Ltd.	2,916,000	531,166

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Harmony Auto Holding Ltd.	3,770,000	$1,928,137
* ††	China High Precision Automation Group Ltd.	1,289,000	37,897
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	252,500
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,903,000	1,475,316
* †† Ω	China Huarong Asset Management Co. Ltd., Class H	29,702,000	2,920,382
††	China Huiyuan Juice Group Ltd.	4,034,500	181,800
# *	China Index Holdings Ltd., ADR	107,037	163,767
#	China International Marine Containers Group Co. Ltd., Class H	2,125,120	4,210,456
	China Jinmao Holdings Group Ltd.	7,952,000	2,323,164
	China Kepei Education Group Ltd.	1,226,000	675,963
	China Kings Resources Group Co. Ltd., Class A	100,360	665,351
	China Lesso Group Holdings Ltd.	4,499,000	6,953,956
	China Lilang Ltd.	2,232,000	1,271,422
# * Ω	China Literature Ltd.	456,200	3,165,331
# * Ω	China Logistics Property Holdings Co. Ltd.	3,646,000	1,958,403
# *	China Longevity Group Co. Ltd.	1,076,350	35,553
	China Longyuan Power Group Corp. Ltd., Class H	50,000	116,952
# * ††	China Lumena New Materials Corp.	363,249	0
# *	China Maple Leaf Educational Systems Ltd.	7,090,000	1,135,571
*	China Medical & HealthCare Group Ltd.	930,000	11,898
	China Medical System Holdings Ltd.	6,331,500	10,720,614
	China Meheco Co. Ltd., Class A	214,654	373,428
	China Meidong Auto Holdings Ltd.	2,280,000	11,778,083
	China Merchants Land Ltd.	7,804,000	871,736
	China Merchants Port Holdings Co. Ltd.	4,238,000	7,065,507
††	China Metal Recycling Holdings Ltd.	2,401,686	0
	China Minmetals Rare Earth Co. Ltd., Class A	34,900	206,982
#	China Modern Dairy Holdings Ltd.	10,694,000	2,017,362
	China National Accord Medicines Corp. Ltd., Class A	123,506	646,603
	China National Medicines Corp. Ltd., Class A	172,905	823,660
Ω	China New Higher Education Group Ltd.	1,994,000	999,468
*	China New Town Development Co. Ltd.	8,175,648	94,003
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	401,000	322,028
*	China Oceanwide Holdings Ltd.	4,994,000	81,724
*	China Oil & Gas Group Ltd.	23,878,000	1,480,764
	China Oilfield Services Ltd., Class H	6,184,000	5,914,168
	China Oriental Group Co. Ltd.	4,816,000	1,355,440
	China Overseas Grand Oceans Group Ltd.	7,485,749	3,589,032
	China Overseas Property Holdings Ltd.	5,545,000	4,981,650
	China Pioneer Pharma Holdings Ltd.	1,849,000	275,170
#	China Power International Development Ltd.	17,284,333	8,683,460
* ††	China Properties Group Ltd.	2,045,000	81,808
	China Publishing & Media Co. Ltd., Class A	378,215	320,764
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,023,000	1,762,091
	China Railway Tielong Container Logistics Co. Ltd., Class A	189,400	139,826
# *	China Rare Earth Holdings Ltd.	7,152,799	753,583
	China Reinsurance Group Corp., Class H	18,771,000	1,952,044
Ω	China Renaissance Holdings Ltd.	575,800	1,391,471
#	China Resources Cement Holdings Ltd.	10,766,000	9,053,174
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	329,774	588,234
	China Resources Medical Holdings Co. Ltd.	4,089,500	2,868,977
# Ω	China Resources Pharmaceutical Group Ltd.	5,173,000	2,488,455
	China Resources Power Holdings Co. Ltd.	5,582,000	14,447,459
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	129,300	487,459
	China Risun Group Ltd.	2,061,000	1,256,209
	China Sanjiang Fine Chemicals Co. Ltd.	3,268,000	985,198
	China SCE Group Holdings Ltd.	7,547,200	2,353,788
	China Science Publishing & Media Ltd., Class A	175,900	226,119

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	China Shanshui Cement Group Ltd.	30,000	$7,716
#* Ω	China Shengmu Organic Milk Ltd.	11,882,000	820,460
	China Shineway Pharmaceutical Group Ltd.	1,620,200	1,553,296
	China Shuifa Singyes Energy Holdings Ltd.	1,613,000	446,014
*	China Silver Group Ltd.	5,404,000	413,763
	China South City Holdings Ltd.	19,910,000	1,483,901
	China South Publishing & Media Group Co. Ltd., Class A	600,500	768,473
	China Starch Holdings Ltd.	7,505,000	163,567
*	China Sunshine Paper Holdings Co. Ltd.	1,794,000	406,587
	China Suntien Green Energy Corp. Ltd., Class H	7,217,000	5,735,824
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	9,792,382
#	China Tian Lun Gas Holdings Ltd.	1,533,000	1,419,029
	China Tianbao Group Development Co. Ltd.	307,000	138,391
# *	China Tianrui Group Cement Co. Ltd.	256,000	219,914
*	China Tianying, Inc., Class A	657,100	487,305
	China Traditional Chinese Medicine Holdings Co. Ltd.	11,784,000	5,607,291
*	China Travel International Investment Hong Kong Ltd.	10,819,900	1,569,531
*	China Tungsten & Hightech Materials Co. Ltd., Class A	101,300	210,021
# Ω	China Vast Industrial Urban Development Co. Ltd.	2,122,000	613,521
# *	China Vered Financial Holding Corp. Ltd.	4,620,000	42,779
	China Water Affairs Group Ltd.	3,782,000	3,887,015
	China West Construction Group Co. Ltd., Class A	135,400	152,017
* ††	China Wood Optimization Holding Ltd.	1,748,000	151,648
	China World Trade Center Co. Ltd., Class A	169,977	361,430
	China XLX Fertiliser Ltd.	1,972,000	1,384,096
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	4,754,926
# Ω	China Yuhua Education Corp. Ltd.	5,322,000	2,412,049
*	China Yurun Food Group Ltd.	439,000	51,278
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	740,689
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	160,817
# *	China Zhongwang Holdings Ltd.	8,794,400	1,898,926
	Chinasoft International Ltd.	9,800,000	16,363,347
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	240,900	392,701
	Chongqing Department Store Co. Ltd., Class A	145,400	523,059
	Chongqing Dima Industry Co. Ltd., Class A	104,100	37,590
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	184,240	485,463
*	Chongqing Iron & Steel Co. Ltd., Class H	1,594,000	318,506
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	421,411
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,768,000	3,154,009
	Chongqing Zaisheng Technology Corp. Ltd., Class A	122,900	214,089
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	401,845
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	723,482
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	166,605
	CIFI Ever Sunshine Services Group Ltd.	1,154,000	2,059,295
	CIFI Holdings Group Co. Ltd.	12,484,000	6,929,596
	CIMC Enric Holdings Ltd.	3,204,000	4,120,043
*	Cinda Real Estate Co. Ltd., Class A	782,200	392,454
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	290,213
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,133,750	397,907
	CITIC Press Corp., Class A	2,200	9,969
*	CITIC Resources Holdings Ltd.	12,238,600	861,850
*	Citychamp Watch & Jewellery Group Ltd.	7,880,000	1,328,385
	CMGE Technology Group Ltd.	304,000	118,565
	CMST Development Co. Ltd., Class A	585,300	559,335
	CNHTC Jinan Truck Co. Ltd., Class A	196,701	407,132
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	50,500	108,799
	COFCO Biotechnology Co. Ltd., Class A	661,200	1,100,771
#	COFCO Joycome Foods Ltd.	7,856,000	3,040,505
	COFCO Sugar Holding Co. Ltd., Class A	155,600	236,431

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# * Ω	Cogobuy Group	2,315,000	$850,283
#	Colour Life Services Group Co. Ltd.	2,071,604	362,839
#	Comba Telecom Systems Holdings Ltd.	6,332,001	1,763,156
	Concord New Energy Group Ltd.	26,854,964	2,831,926
*	Confidence Intelligence Holdings Ltd.	6,000	18,846
	Consun Pharmaceutical Group Ltd.	2,452,000	1,050,810
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	345,225
*	Coolpad Group Ltd.	16,624,000	872,798
	COSCO SHIPPING Development Co. Ltd., Class H	16,586,000	3,223,030
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,146,000	2,274,127
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,405,000	1,092,740
	COSCO SHIPPING Ports Ltd.	8,577,565	7,139,843
* Ω	Cosmo Lady China Holdings Co. Ltd.	3,097,000	223,050
	CP Pokphand Co. Ltd.	28,288,594	4,003,321
	CPMC Holdings Ltd.	2,517,000	1,229,874
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	280,147
# *	Crazy Sports Group Ltd.	10,687,579	537,838
	CSG Holding Co. Ltd., Class A	371,280	524,756
	CSSC Science & Technology Co. Ltd., Class A	158,600	317,139
	CTS International Logistics Corp. Ltd., Class A	195,520	376,842
# *	CWT International Ltd.	24,080,000	275,435
*	Cybernaut International Holdings Co. Ltd.	3,760,000	92,277
	D&O Home Collection Co. Ltd., Class A	106,962	212,360
#	Da Ming International Holdings Ltd.	880,000	406,664
#	DaFa Properties Group Ltd.	754,000	488,556
Ω	Dali Foods Group Co. Ltd.	4,411,000	2,455,963
	Dalian Bio-Chem Co. Ltd., Class A	60,476	118,159
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	272,300	164,181
	Dare Power Dekor Home Co. Ltd., Class A	112,600	205,655
	Dashang Co. Ltd., Class A	103,508	314,916
	Datang International Power Generation Co. Ltd., Class H	7,974,000	1,441,118
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	1,035,641
*	Dazhong Transportation Group Co. Ltd., Class A	631,520	325,614
	Dazzle Fashion Co. Ltd., Class A	128,728	376,583
	DBG Technology Co. Ltd., Class A	213,483	464,054
	Deppon Logistics Co. Ltd., Class A	107,247	183,179
#	Dexin China Holdings Co. Ltd.	1,349,000	452,578
	DHC Software Co. Ltd., Class A	689,100	747,399
	Dian Diagnostics Group Co. Ltd., Class A	141,200	710,348
#	Differ Group Holding Co. Ltd.	11,956,000	2,884,074
	Digital China Group Co. Ltd., Class A	223,300	521,229
	Digital China Holdings Ltd.	3,246,500	1,750,192
	Digital China Information Service Co. Ltd., Class A	276,264	481,421
	Dong-E-E-Jiao Co. Ltd., Class A	109,600	694,660
	Dongfang Electric Corp. Ltd., Class H	1,557,600	2,485,348
*	Dongfang Electronics Co. Ltd., Class A	107,300	102,885
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	7,940,750
#	Dongjiang Environmental Co. Ltd., Class H	804,375	366,965
#	Dongyue Group Ltd.	5,073,000	11,802,904
*	DouYu International Holdings Ltd., ADR	524,957	1,653,615
*	Duiba Group Ltd.	1,000,800	233,271
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	906,814
	East Group Co. Ltd., Class A	307,000	496,957
*	E-Commodities Holdings Ltd.	2,748,000	290,660
	Edifier Technology Co. Ltd., Class A	68,600	121,164
	Edvantage Group Holdings Ltd.	168,000	109,295
#	EEKA Fashion Holdings Ltd.	25,500	39,480
#	E-House China Enterprise Holdings Ltd.	130,500	24,591
	Electric Connector Technology Co. Ltd., Class A	144,000	940,441

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Elion Energy Co. Ltd., Class A	1,074,661	$833,276
#	Essex Bio-technology Ltd.	1,256,000	854,922
	Eternal Asia Supply Chain Management Ltd., Class A	459,200	412,381
*	Ev Dynamics Holdings Ltd.	900,000	11,873
	EVA Precision Industrial Holdings Ltd.	4,606,435	804,462
*	Everbright Jiabao Co. Ltd., Class A	647,600	261,989
*	EverChina International Holdings Co. Ltd.	13,020,000	311,451
*	Fang Holdings Ltd., ADR	15,618	90,893
	Fangda Special Steel Technology Co. Ltd., Class A	334,800	387,684
*	Fangdd Network Group Ltd.	9,226	9,872
#	Fanhua, Inc., Sponsored ADR	199,100	2,640,066
#	Fantasia Holdings Group Co. Ltd.	7,290,000	524,696
#	Far East Horizon Ltd.	7,742,000	7,381,560
	FAWER Automotive Parts Co. Ltd., Class A	102,200	90,461
* Ω	Feiyu Technology International Co. Ltd.	1,153,500	69,420
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	705,017
	Fibocom Wireless, Inc., Class A	82,285	592,379
*	FIH Mobile Ltd.	9,669,000	1,504,082
	Financial Street Holdings Co. Ltd., Class A	582,798	534,148
	Financial Street Property Co. Ltd., Class H	20,000	10,459
#	FinVolution Group, ADR	376,583	2,304,688
#	First Tractor Co. Ltd., Class H	1,203,176	606,552
	Focused Photonics Hangzhou, Inc., Class A	108,900	314,769
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	48,257
*	Founder Holdings Ltd.	160,000	18,704
	FriendTimes, Inc.	976,000	143,631
	Fu Shou Yuan International Group Ltd.	4,042,000	3,470,115
	Fufeng Group Ltd.	8,105,600	2,805,938
††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	31,980	96,706
	Fujian Funeng Co. Ltd., Class A	180,494	504,649
	Fujian Green Pine Co. Ltd., Class A	100,900	156,111
	Fujian Longking Co. Ltd., Class A	172,500	219,019
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	133,700	261,540
	Fujian Star-net Communication Co. Ltd., Class A	134,073	458,760
# *	Fullshare Holdings Ltd.	41,672,500	582,071
#	Fusen Pharmaceutical Co. Ltd.	141,000	46,333
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	394,059
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	225,047
	Gansu Shangfeng Cement Co. Ltd., Class A	276,801	751,775
	GCI Science & Technology Co. Ltd., Class A	158,925	527,640
# *	GCL New Energy Holdings Ltd.	18,764,000	879,447
# * ††	GCL-Poly Energy Holdings Ltd.	71,015,000	13,554,049
	Gemdale Properties & Investment Corp. Ltd.	26,770,000	2,605,469
	Gem-Year Industrial Co. Ltd., Class A	126,000	98,069
Ω	Genertec Universal Medical Group Co. Ltd.	4,479,000	3,379,080
*	Genimous Technology Co. Ltd., Class A	330,115	312,151
	Getein Biotech, Inc., Class A	124,783	341,219
*	Global Top E-Commerce Co. Ltd., Class A	517,700	183,724
*	Glorious Property Holdings Ltd.	11,042,501	343,444
*	Glory Sun Financial Group Ltd.	5,120,000	177,367
	Goldcard Smart Group Co. Ltd.	147,600	249,942
	Golden Eagle Retail Group Ltd.	2,637,000	2,294,106
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	298,580
*	Golden Wheel Tiandi Holdings Co. Ltd.	546,000	14,787
	GoldenHome Living Co. Ltd., Class A	52,892	247,687
	Goldenmax International Technology Ltd., Class A	117,100	243,818
	Goldlion Holdings Ltd.	1,322,962	286,709
	Goldpac Group Ltd.	1,512,000	346,419

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	GOME Retail Holdings Ltd.	34,090,000	$3,455,540
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	245,094
*	Grand Baoxin Auto Group Ltd.	3,251,992	365,078
	Grandblue Environment Co. Ltd., Class A	165,095	569,889
*	Grandjoy Holdings Group Co. Ltd., Class A	650,500	334,463
	Greattown Holdings Ltd., Class A	778,800	430,975
	Greatview Aseptic Packaging Co. Ltd.	4,535,000	1,863,090
*	Gree Real Estate Co. Ltd., Class A	436,440	458,424
	Greenland Hong Kong Holdings Ltd.	4,952,000	1,053,051
	Greentown China Holdings Ltd.	3,787,648	5,218,422
	Greentown Service Group Co. Ltd.	6,032,000	5,971,226
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	524,171
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	385,499
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	205,073
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	405,124
*	Guangdong HEC Technology Holding Co. Ltd., Class A	592,700	982,919
	Guangdong Highsun Group Co. Ltd., Class A	256,300	81,711
	Guangdong Hongda Blasting Co. Ltd., Class A	158,325	681,826
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	228,886
	Guangdong Land Holdings Ltd.	1,862,800	186,338
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	282,900	231,251
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	253,574
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	42,148
	Guangdong South New Media Co. Ltd., Class A	22,400	165,753
	Guangdong Tapai Group Co. Ltd., Class A	239,500	376,603
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	177,530	620,877
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	166,200	218,659
*	Guanghui Energy Co. Ltd., Class A	397,100	409,825
*	Guangshen Railway Co. Ltd., Class H	6,636,000	1,168,165
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	574,021
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	119,980	285,428
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,358,080	647,017
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	622,000	1,572,525
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	55,600	223,575
	Guangzhou Haige Communications Group, Inc. Co., Class A	506,100	746,567
	Guangzhou KDT Machinery Co. Ltd., Class A	42,999	200,984
#	Guangzhou R&F Properties Co. Ltd., Class H	6,025,200	3,769,086
	Guangzhou Restaurant Group Co. Ltd., Class A	38,540	136,777
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	17,951	122,406
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	127,100	196,667
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	301,962
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	301,400	206,110
	Guizhou Gas Group Corp. Ltd., Class A	223,900	346,670
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	649,500	780,906
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	274,100	291,599
#	Guolian Securities Co. Ltd., Class H	1,395,500	681,991
	Guomai Technologies, Inc., Class A	185,400	165,950
*	Guorui Properties Ltd.	5,246,000	231,740
*	Guosheng Financial Holding, Inc., Class A	224,100	327,123
* Ω	Haichang Ocean Park Holdings Ltd.	6,292,000	1,591,669
# *	Hailiang Education Group, Inc., ADR	32,567	993,293
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	162,605
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	194,300	412,642
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	2,788,009
	Hainan Ruize New Building Material Co. Ltd., Class A	256,900	141,794
	Hainan Strait Shipping Co. Ltd., Class A	846,397	747,104
	Haisco Pharmaceutical Group Co. Ltd., Class A	57,700	152,001
	Haitian International Holdings Ltd.	2,659,000	7,749,639
# Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	302,000	41,539

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hand Enterprise Solutions Co. Ltd., Class A	189,200	$195,168
	Hangcha Group Co. Ltd., Class A	239,388	619,738
	Hangjin Technology Co. Ltd., Class A	262,000	1,392,953
	Hangxiao Steel Structure Co. Ltd., Class A	438,608	244,685
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	844,386	538,565
	Hangzhou Century Co. Ltd., Class A	323,800	311,342
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	14,000	51,635
# * Ω	Harbin Bank Co. Ltd., Class H	1,742,000	179,202
	Harbin Boshi Automation Co. Ltd., Class A	362,200	690,571
	Harbin Electric Co. Ltd., Class H	3,577,413	1,513,358
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	190,378
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	420,734
††	Harmonicare Medical Holdings Ltd.	2,321,000	114,104
	HBIS Resources Co. Ltd., Class A	124,400	279,645
# *	HC Group, Inc.	2,529,000	261,003
	Health & Happiness H&H International Holdings Ltd.	1,003,500	2,348,873
	Hebei Chengde Lolo Co., Class A	368,379	595,116
	Hebei Construction Group Corp. Ltd., Class H	105,000	26,553
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	204,700	687,808
#	Hello Group, Inc.	613,582	7,639,096
	Henan Lingrui Pharmaceutical Co., Class A	160,300	267,957
	Henan Pinggao Electric Co. Ltd., Class A	342,000	471,740
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	26,749
	Henan Yuguang Gold & Lead Co. Ltd., Class A	96,200	80,695
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	446,979
	Henderson Investment Ltd.	2,432,000	115,604
	Hengan International Group Co. Ltd.	2,283,500	11,933,416
# *	Hengdeli Holdings Ltd.	12,009,399	440,108
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	135,300	298,400
	Hexing Electrical Co. Ltd., Class A	192,590	354,188
*	Hi Sun Technology China Ltd.	9,333,000	1,259,514
	Hisense Home Appliances Group Co. Ltd., Class H	1,608,000	1,727,125
*	Holitech Technology Co. Ltd., Class A	776,200	394,626
	Hongda Xingye Co. Ltd., Class A	406,500	344,692
*	Honghua Group Ltd.	13,617,000	470,295
*	Hongli Zhihui Group Co. Ltd., Class A	119,200	210,293
* †† Ω	Honworld Group Ltd.	1,105,500	327,153
Ω	Hope Education Group Co. Ltd.	9,156,000	1,632,954
	Hopson Development Holdings Ltd.	2,891,350	7,845,867
††	Hua Han Health Industry Holdings Ltd.	20,183,698	291,841
* Ω	Hua Hong Semiconductor Ltd.	2,037,000	10,222,196
	Huaan Securities Co. Ltd., Class A	847,366	676,978
	Huabao International Holdings Ltd.	2,017,000	3,772,922
#	Huadian Power International Corp. Ltd., Class H	7,070,000	2,611,179
	Huafa Industrial Co. Ltd. Zhuhai, Class A	639,800	525,818
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	335,665
*	Huafu Fashion Co. Ltd., Class A	522,852	361,749
	Huagong Tech Co. Ltd., Class A	96,900	436,630
#	Huaneng Power International, Inc., Class H	652,000	337,448
# *	Huanxi Media Group Ltd.	2,790,000	531,268
	Huapont Life Sciences Co. Ltd., Class A	498,900	482,465
*	Huawen Media Group, Class A	613,800	220,920
	Huaxi Holdings Co. Ltd.	624,000	172,041
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,208,000	1,077,557
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,089,069	552,873
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	254,889	641,800
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	60,878	473,249
#	Huijing Holdings Co. Ltd.	1,372,000	337,295
*	Huishang Bank Corp. Ltd., Class H	34,000	11,578

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hunan Aihua Group Co. Ltd., Class A	154,787	$862,634
*	Hunan Gold Corp. Ltd., Class A	244,800	414,385
	Hunan New Wellful Co. Ltd., Class A	263,400	285,695
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	380,500	756,176
# *	HUYA, Inc., ADR	319,901	2,629,586
	Hytera Communications Corp. Ltd., Class A	439,400	387,414
*	HyUnion Holding Co. Ltd., Class A	258,400	225,698
# * Ω	iDreamSky Technology Holdings Ltd.	1,497,200	1,062,172
	IKD Co. Ltd., Class A	147,500	315,808
Ω	IMAX China Holding, Inc.	501,400	733,236
	Infore Environment Technology Group Co. Ltd., Class A	392,300	383,691
*	Inke Ltd.	267,000	54,172
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	1,072,174
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	135,400	155,692
	Inner Mongolia Yitai Coal Co. Ltd., Class H	554,000	420,098
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	353,900	422,994
*	Innuovo Technology Co. Ltd., Class A	364,600	301,738
*	Inspur International Ltd.	1,748,000	754,064
*	Inspur Software Co. Ltd., Class A	10,900	20,601
* Ω	International Alliance Financial Leasing Co. Ltd.	1,968,000	616,724
#	Intron Technology Holdings Ltd.	333,000	207,913
# *	iQIYI, Inc., ADR	784,425	6,495,039
	IReader Technology Co. Ltd., Class A	80,700	238,760
*	IRICO Group New Energy Co. Ltd., Class H	107,700	323,354
	Jack Sewing Machine Co. Ltd., Class A	137,400	433,427
	JH Educational Technology, Inc.	480,000	110,184
	Jiajiayue Group Co. Ltd., Class A	136,899	314,988
	Jiangling Motors Corp. Ltd., Class A	152,600	370,942
*	Jiangnan Group Ltd.	13,956,000	537,515
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	591,500	670,818
*	Jiangsu Etern Co. Ltd., Class A	132,100	80,204
	Jiangsu Expressway Co. Ltd., Class H	1,368,000	1,297,178
	Jiangsu Guomao Reducer Co. Ltd., Class A	30,500	180,773
	Jiangsu Guotai International Group Co. Ltd., Class A	612,495	1,263,202
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	202,900	511,537
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	878,520	524,519
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	281,802
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	205,607	184,805
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,500	40,427
	Jiangsu Linyang Energy Co. Ltd., Class A	710,100	1,258,746
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	258,500	593,846
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	439,752	765,022
	Jiangsu Shagang Co. Ltd., Class A	453,100	439,653
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	118,100	436,817
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	625,009	604,904
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	854,800	511,423
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	630,030
	Jiangxi Bank Co. Ltd., Class H	25,500	11,199
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	284,831
	Jiangxi Wannianqing Cement Co. Ltd., Class A	102,200	183,186
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	353,976
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	207,666
*	Jiayin Group, Inc., ADR	13,730	52,174
#	Jiayuan International Group Ltd.	5,900,834	2,281,541
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	232,000	572,791
*	Jilin Electric Power Co. Ltd., Class A	866,200	1,025,467
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	121,549	39,210
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	183,614
#	Jinchuan Group International Resources Co. Ltd.	12,519,000	2,018,625

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	$503,611
#	Jingrui Holdings Ltd.	2,160,000	606,445
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	355,149
# *	JinkoSolar Holding Co. Ltd., ADR	168,450	10,076,679
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,217,766
	Jinneng Science&Technology Co. Ltd., Class A	176,300	389,997
	Jinyu Bio-Technology Co. Ltd., Class A	89,200	222,002
	Jinyuan EP Co. Ltd., Class A	145,600	246,473
Ω	Jiumaojiu International Holdings Ltd.	957,000	2,395,688
	Jiuzhitang Co. Ltd., Class A	287,600	381,821
	Jizhong Energy Resources Co. Ltd., Class A	904,700	884,331
	JL Mag Rare-Earth Co. Ltd., Class A	116,473	712,550
	JNBY Design Ltd.	892,000	1,492,257
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	345,600	622,294
	Jointo Energy Investment Co. Ltd. Hebei, Class A	697,596	557,625
	Joy City Property Ltd.	19,994,000	1,041,469
#	JOYY, Inc., ADR	129,276	6,514,218
	JSTI Group, Class A	213,888	189,071
	Ju Teng International Holdings Ltd.	4,732,000	812,048
	Jutal Offshore Oil Services Ltd.	124,000	16,653
	JY Grandmark Holdings Ltd.	325,000	125,587
*	Kai Yuan Holdings Ltd.	11,360,000	56,252
#	Kaisa Group Holdings Ltd.	13,330,142	2,047,851
	Kaisa Prosperity Holdings Ltd.	259,750	550,349
	Kaiser China Cultural Co. Ltd., Class A	75,900	83,688
	Kaishan Group Co. Ltd., Class A	377,100	1,069,716
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	332,148
# *	Kasen International Holdings Ltd.	3,137,000	287,890
	Keda Industrial Group Co. Ltd., Class A	71,400	223,824
	Kehua Data Co. Ltd., Class A	7,400	45,164
	Kinetic Mines & Energy Ltd.	2,226,000	185,882
	Kingboard Holdings Ltd.	2,738,421	11,933,504
	Kingboard Laminates Holdings Ltd.	4,306,000	6,750,123
	KingClean Electric Co. Ltd., Class A	39,260	153,213
	Kingsoft Corp. Ltd.	3,235,800	13,807,297
	Konfoong Materials International Co. Ltd., Class A	65,258	408,887
	Konka Group Co. Ltd., Class A	570,684	501,208
# * Ω	Koolearn Technology Holding Ltd.	529,000	286,327
	KPC Pharmaceuticals, Inc., Class A	259,500	337,019
	Kunlun Energy Co. Ltd.	13,120,000	11,949,431
	Kunlun Tech Co. Ltd., Class A	269,855	785,124
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	267,733
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	170,546
	KWG Group Holdings Ltd.	5,692,950	4,962,621
	KWG Living Group Holdings Ltd.	3,815,225	2,570,081
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	302,640
	Lao Feng Xiang Co. Ltd., Class A	57,200	429,033
	Laobaixing Pharmacy Chain JSC, Class A	92,101	628,646
*	Launch Tech Co. Ltd., Class H	20,000	7,664
	Lee & Man Chemical Co. Ltd.	982,785	1,215,986
	Lee & Man Paper Manufacturing Ltd.	5,884,000	4,422,442
	Lee’s Pharmaceutical Holdings Ltd.	1,170,500	549,195
Ω	Legend Holdings Corp., Class H	1,679,100	2,951,307
	Leo Group Co. Ltd., Class A	1,417,942	505,271
*	LexinFintech Holdings Ltd., ADR	421,044	2,248,375
	Leyard Optoelectronic Co. Ltd., Class A	530,700	780,136
	Liaoning Port Co. Ltd., Class H	238,000	22,045
	Lier Chemical Co. Ltd., Class A	168,700	596,202
*	Lifestyle China Group Ltd.	1,804,000	243,098

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Lifetech Scientific Corp.	15,806,000	$7,340,826
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	170,428
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	207,913
* ††	Link Motion, Inc., Sponsored ADR	690,534	0
	Livzon Pharmaceutical Group, Inc., Class H	843,703	2,779,135
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	34,000	82,256
	LK Technology Holdings Ltd.	536,500	1,338,744
	Logan Group Co. Ltd.	2,526,000	2,530,298
	Loncin Motor Co. Ltd., Class A	724,300	494,849
	Long Yuan Construction Group Co. Ltd., Class A	398,400	447,368
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,800	28,882
	Longshine Technology Group Co. Ltd., Class A	98,700	499,923
	Lonking Holdings Ltd.	8,606,000	2,511,587
	Luenmei Quantum Co. Ltd., Class A	312,900	404,016
	Luolai Lifestyle Technology Co. Ltd., Class A	96,240	196,026
*	Luoniushan Co. Ltd., Class A	181,128	193,551
# *	Luoyang Glass Co. Ltd., Class H	784,000	1,145,282
# * Ω	Luye Pharma Group Ltd.	7,602,500	3,623,039
# *	LVGEM China Real Estate Investment Co. Ltd	2,058,000	467,109
	Maanshan Iron & Steel Co. Ltd., Class H	3,890,048	1,654,184
	Maccura Biotechnology Co. Ltd., Class A	124,661	542,327
*	Macrolink Culturaltainment Development Co. Ltd., Class A	682,438	192,007
* Ω	Maoyan Entertainment	1,641,000	1,982,006
*	Maoye International Holdings Ltd.	3,854,000	137,872
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	275,854
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	147,525	580,188
* Ω	Meitu, Inc.	8,434,000	1,840,558
# Ω	Midea Real Estate Holding Ltd.	60,400	104,243
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	5,600	95,963
	Min Xin Holdings Ltd.	744,000	411,415
*	Mingfa Group International Co. Ltd.	5,292,000	305,126
	Minmetals Land Ltd.	8,218,000	842,911
# Ω	Minsheng Education Group Co. Ltd.	780,000	112,798
	Minth Group Ltd.	3,117,000	12,388,331
	MLS Co. Ltd., Class A	322,200	701,198
*	MOBI Development Co. Ltd.	270,000	12,827
	Modern Land China Co. Ltd.	5,136,800	250,882
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,065,200	263,867
	MYS Group Co. Ltd., Class A	215,887	110,089
# *	Nan Hai Corp. Ltd.	24,100,000	130,311
	NanJi E-Commerce Co. Ltd., Class A	443,100	495,504
	Nanjing Iron & Steel Co. Ltd., Class A	1,329,800	733,436
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	74,885
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	342,874
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	470,024
	Natural Food International Holding Ltd.	314,000	21,353
	NetDragon Websoft Holdings Ltd.	995,000	2,179,262
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	4,464
	New Hope Dairy Co. Ltd., Class A	23,600	58,526
*	New World Department Store China Ltd.	1,787,462	307,332
# *	Newborn Town, Inc.	1,296,000	729,445
	Newland Digital Technology Co. Ltd., Class A	251,800	593,092
#	Nexteer Automotive Group Ltd.	3,760,000	4,640,543
	Nine Dragons Paper Holdings Ltd.	7,447,000	9,364,604
	Ningbo Huaxiang Electronic Co. Ltd., Class A	111,538	412,343
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,600	23,185
	Ningbo Joyson Electronic Corp., Class A	146,100	405,620
	Ningbo Orient Wires & Cables Co. Ltd., Class A	217,575	1,536,549
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	257,200	489,184

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Yunsheng Co. Ltd., Class A	340,100	$558,805
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	488,708
# *	Niu Technologies, Sponsored ADR	137,099	3,589,252
*	Noah Holdings Ltd., Sponsored ADR	144,548	6,144,735
	Norinco International Cooperation Ltd., Class A	269,374	316,014
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	315,811
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	179,035
	Northeast Securities Co. Ltd., Class A	474,610	638,973
	NSFOCUS Technologies Group Co. Ltd., Class A	167,948	396,170
# *	NVC International Holdings Ltd.	1,770,000	39,199
*	Oceanwide Holdings Co. Ltd., Class A	564,577	157,048
	Offshore Oil Engineering Co. Ltd., Class A	875,267	636,027
	OFILM Group Co. Ltd., Class A	595,796	696,002
	Olympic Circuit Technology Co. Ltd.	123,835	333,970
	Opple Lighting Co. Ltd., Class A	80,030	242,379
	ORG Technology Co. Ltd., Class A	630,320	659,349
*	Orient Group, Inc., Class A	758,900	346,114
*	Ourpalm Co. Ltd., Class A	789,500	479,727
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	176,369
#	Pacific Online Ltd.	1,798,365	332,490
*	Pacific Securities Co. Ltd., Class A	1,476,371	719,363
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,344,900	839,519
	PAX Global Technology Ltd.	3,392,000	3,392,000
	PCI Technology Group Co. Ltd., Class A	602,240	713,825
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	2,002,270	1,085,968
#	Perennial Energy Holdings Ltd.	1,325,000	271,730
	PhiChem Corp., Class A	215,026	595,600
# *	Phoenix Media Investment Holdings Ltd.	6,320,000	480,677
	Phoenix New Media Ltd., ADR	122,670	172,965
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	712,948	949,881
*	Polaris Bay Group Co. Ltd., Class A	155,400	223,657
	Poly Property Group Co. Ltd.	9,753,000	2,405,922
#	Poly Property Services Co. Ltd., Class H	512,200	2,859,331
*	Pou Sheng International Holdings Ltd.	11,616,806	1,954,820
	Powerlong Commercial Management Holdings Ltd.	353,500	791,301
	Powerlong Real Estate Holdings Ltd.	5,244,000	3,592,507
#	Prinx Chengshan Holding Ltd.	133,500	123,857
	Pujiang International Group Ltd.	267,000	121,371
#	PW Medtech Group Ltd.	3,468,000	533,849
#	Q Technology Group Co. Ltd.	1,827,000	2,667,259
	Qianhe Condiment & Food Co. Ltd., Class A	172,080	661,617
	Qingdao East Steel Tower Stock Co. Ltd., Class A	127,400	155,647
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	438,808
	Qingdao Gon Technology Co. Ltd., Class A	87,300	319,903
	Qingdao Hanhe Cable Co. Ltd., Class A	594,000	400,643
Ω	Qingdao Port International Co. Ltd., Class H	611,000	307,102
	Qingdao Rural Commercial Bank Corp., Class A	1,330,100	794,486
	Qingdao Topscomm Communication, Inc., Class A	182,700	196,626
	Qingling Motors Co. Ltd., Class H	3,996,000	899,768
#	Qinhuangdao Port Co. Ltd., Class H	3,011,500	482,913
*	Qudian, Inc., Sponsored ADR	96,525	161,197
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	353,802
	Raisecom Technology Co. Ltd., Class A	133,429	126,208
	Rastar Group, Class A	295,400	142,036
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	282,877
# *	Realord Group Holdings Ltd.	1,306,000	2,033,225
	Red Avenue New Materials Group Co. Ltd., Class A	8,900	76,169
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,078,120	604,792
# Ω	Redco Properties Group Ltd.	5,952,000	1,828,222

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Redsun Properties Group Ltd.	1,122,000	$323,569
	Renhe Pharmacy Co. Ltd., Class A	409,700	606,792
	REXLot Holdings Ltd.	98,652,252	49,450
	Rianlon Corp., Class A	21,800	133,154
	Risen Energy Co. Ltd., Class A	178,900	667,542
	RiseSun Real Estate Development Co. Ltd., Class A	982,152	658,668
	Road King Infrastructure Ltd.	1,228,000	1,244,229
	Rongan Property Co. Ltd., Class A	916,500	340,773
#	Ronshine China Holdings Ltd.	2,708,000	1,095,056
	Runjian Co. Ltd., Class A	50,400	242,314
*	RYB Education, Inc., ADR	1,970	5,161
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	181,352
	Sanquan Food Co. Ltd., Class A	150,700	457,316
	Sansteel Minguang Co. Ltd. Fujian, Class A	736,394	788,893
	Sanxiang Impression Co. Ltd., Class A	36,100	16,074
	Sany Heavy Equipment International Holdings Co. Ltd.	4,624,000	5,261,733
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	185,238
	Sealand Securities Co. Ltd., Class A	1,301,480	785,154
	Seazen Group Ltd.	8,286,000	6,554,872
*	Secoo Holding Ltd., ADR	64,187	74,457
	S-Enjoy Service Group Co. Ltd.	905,000	1,761,089
	SGIS Songshan Co. Ltd., Class A	836,400	578,852
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	506,036
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	481,800	799,875
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	152,200	416,227
#	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	793,508
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	150,300	586,904
	Shandong Humon Smelting Co. Ltd., Class A	230,600	413,523
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	255,500	401,566
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	68,500	170,795
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	784,800	398,680
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	251,702
	Shandong Publishing & Media Co. Ltd., Class A	206,500	197,499
#	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,728,000	8,053,345
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	698,400	341,634
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	229,890	381,815
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	429,766
	Shanghai AJ Group Co. Ltd., Class A	426,800	432,422
	Shanghai Belling Co. Ltd., Class A	107,946	510,368
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	72,646	211,351
	Shanghai Electric Power Co. Ltd., Class A	403,734	698,586
	Shanghai Environment Group Co. Ltd., Class A	184,073	334,069
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	144,565	375,768
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	830,000	2,273,319
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,300,000	637,150
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	29,000	173,135
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	83,000	307,556
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,100	1,085,987
	Shanghai Industrial Development Co. Ltd., Class A	447,650	271,502
	Shanghai Industrial Holdings Ltd.	1,916,000	2,859,044
	Shanghai Industrial Urban Development Group Ltd.	12,363,000	1,064,284
	Shanghai Jin Jiang Capital Co. Ltd., Class H	7,560,000	1,713,502
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	316,318
#	Shanghai Kindly Medical Instruments Co. Ltd., Class H	19,600	72,706
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	379,059
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	303,732
	Shanghai Moons’ Electric Co. Ltd., Class A	89,360	235,593
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,233,000	4,086,896
	Shanghai Pret Composites Co. Ltd., Class A	20,900	35,867

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	$352,491
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	85,377
	Shanghai Shimao Co. Ltd., Class A	547,300	270,331
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	484,334
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	153,320
	Shanghai Tunnel Engineering Co. Ltd., Class A	778,950	622,206
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	371,561
	Shanghai Wanye Enterprises Co. Ltd., Class A	198,172	958,871
	Shanghai Weaver Network Co. Ltd., Class A	46,505	467,326
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	214,800	326,389
	Shanxi Blue Flame Holding Co. Ltd., Class A	335,600	480,961
	Shanxi Coking Co. Ltd., Class A	437,317	469,321
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	525,925
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	49,964	101,401
	Shanxi Securities Co. Ltd., Class A	691,410	676,144
	Shanying International Holding Co. Ltd., Class A	1,207,015	611,282
#	Sheng Ye Capital Ltd.	611,500	675,203
*	Shengda Resources Co. Ltd., Class A	221,907	401,038
	Shenguan Holdings Group Ltd.	1,628,000	84,645
	Shenzhen Agricultural Products Group Co. Ltd., Class A	615,280	667,542
*	Shenzhen Airport Co. Ltd., Class A	609,400	720,648
	Shenzhen Aisidi Co. Ltd., Class A	254,900	426,954
	Shenzhen Anche Technologies Co. Ltd., Class A	41,100	122,391
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	108,215
	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	198,861
	Shenzhen Changhong Technology Co. Ltd., Class A	88,900	494,337
	Shenzhen Comix Group Co. Ltd., Class A	202,801	209,985
	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	349,458
	Shenzhen Desay Battery Technology Co., Class A	113,098	747,238
	Shenzhen Ellassay Fashion Co. Ltd., Class A	45,900	102,517
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	228,018	499,472
	Shenzhen Expressway Co. Ltd., Class H	3,146,400	2,965,417
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	307,384	608,630
	Shenzhen FRD Science & Technology Co. Ltd.	96,700	286,893
	Shenzhen Gas Corp. Ltd., Class A	135,800	192,496
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	238,419
*	Shenzhen Grandland Group Co. Ltd., Class A	272,300	96,122
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	182,600	663,675
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	574,417
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	430,734
*	Shenzhen Hifuture Information Technology Co. Ltd., Class A	256,517	138,624
	Shenzhen International Holdings Ltd.	4,956,314	5,966,986
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	12,231
#	Shenzhen Investment Ltd.	15,657,720	3,840,534
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	49,734	67,453
	Shenzhen Jinjia Group Co. Ltd., Class A	294,200	497,520
	Shenzhen Kedali Industry Co. Ltd., Class A	26,000	704,753
	Shenzhen Kinwong Electronic Co. Ltd., Class A	144,374	583,085
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,400	250,826
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	30,700	49,521
	Shenzhen Megmeet Electrical Co. Ltd., Class A	152,428	730,184
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	965,200	467,569
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	170,219
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	131,898
*	Shenzhen SDG Information Co. Ltd., Class A	279,020	261,485
	Shenzhen Sinovatio Technology Co. Ltd., Class A	41,707	194,150
	Shenzhen Sunline Tech Co. Ltd., Class A	172,700	339,316
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	645,814
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	250,165

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Topband Co. Ltd., Class A	240,700	$557,047
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	294,200
	Shenzhen World Union Group, Inc., Class A	613,800	359,778
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	342,768	277,451
	Shenzhen Yinghe Technology Co. Ltd., Class A	127,800	624,605
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	213,200	326,786
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	267,801
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,098,800	850,183
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	367,289
	Shimao Group Holdings Ltd.	3,855,500	6,048,052
*	Shineco, Inc.	2,016	20,805
	Shinva Medical Instrument Co. Ltd., Class A	138,680	472,148
	Shoucheng Holdings Ltd.	9,427,600	1,996,522
	Shougang Fushan Resources Group Ltd.	9,687,128	2,558,845
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	367,422
	Shui On Land Ltd.	16,384,143	2,427,031
*	Sichuan Development Lomon Co. Ltd., Class A	150,200	424,174
	Sichuan Expressway Co. Ltd., Class H	4,548,000	1,052,699
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	771,700	429,164
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	103,000	308,515
*	Sichuan Languang Development Co. Ltd., Class A	988,771	267,309
	Sichuan Shuangma Cement Co. Ltd., Class A	187,737	587,185
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	229,529
	Sieyuan Electric Co. Ltd., Class A	56,300	365,037
	Sihuan Pharmaceutical Holdings Group Ltd.	18,569,000	3,896,841
*	Silver Grant International Holdings Group Ltd.	6,192,000	404,737
	Sinic Holdings Group Co. Ltd., Class H	235,000	15,102
	Sino Wealth Electronic Ltd., Class A	103,050	987,755
	Sinocare, Inc., Class A	112,300	411,801
	Sinochem International Corp., Class A	391,600	555,615
#	Sinofert Holdings Ltd.	9,585,327	1,498,842
*	Sino-I Technology Ltd.	3,950,000	17,334
*	Sinolink Worldwide Holdings Ltd.	15,827,440	509,291
	Sinoma International Engineering Co., Class A	296,600	481,864
	Sinomach Automobile Co. Ltd., Class A	342,600	338,920
	Sino-Ocean Group Holding Ltd.	13,717,000	2,981,175
	Sinopec Engineering Group Co. Ltd., Class H	6,311,500	3,326,622
	Sinopec Kantons Holdings Ltd.	4,512,000	1,717,927
*	Sinopec Oilfield Service Corp., Class H	8,288,000	796,681
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	2,807,028
	Sinopharm Group Co. Ltd., Class H	3,858,800	9,162,773
	Sino-Platinum Metals Co. Ltd., Class A	96,142	343,166
#	Sinosoft Technology Group Ltd.	2,214,599	290,417
	Sinosteel Engineering & Technology Co. Ltd., Class A	507,700	577,378
	Sinotrans Ltd., Class H	9,194,000	3,022,267
	Sinotruk Hong Kong Ltd.	2,594,500	3,581,126
	Skyfame Realty Holdings Ltd.	14,654,000	1,729,281
	Skyworth Digital Co. Ltd., Class A	395,946	448,113
*	Skyworth Group Ltd.	6,550,266	3,649,235
	Smoore International Holdings Ltd.	15,232,000	43,266
# *	SOHO China Ltd.	10,147,000	2,577,255
# *	Sohu.com Ltd., ADR	62,319	1,262,583
*	Solargiga Energy Holdings Ltd.	5,471,000	351,544
*	Sou Yu Te Group Co. Ltd., Class A	1,059,193	243,212
*	South Manganese Investment Ltd.	2,312,000	365,288
# *	So-Young International, Inc.	48,057	189,825
*	Sparkle Roll Group Ltd.	7,624,000	175,869
*	SPT Energy Group, Inc.	488,000	19,302
#	SSY Group Ltd.	6,505,152	3,090,181

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Starrise Media Holdings Ltd.	550,000	$10,054
*	Strait Innovation Internet Co. Ltd., Class A	147,000	100,061
	Suchuang Gas Corp. Ltd.	608,000	189,109
#	Sun King Technology Group Ltd.	4,158,000	2,358,076
	Sun-Create Electronics Co. Ltd., Class A	50,300	346,593
	Sunflower Pharmaceutical Group Co. Ltd., Class A	193,200	431,580
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	192,637
*	Suning Universal Co. Ltd., Class A	239,300	179,324
	Sunresin New Materials Co. Ltd., Class A	77,942	954,520
# * Ω	Sunshine 100 China Holdings Ltd.	940,000	54,430
	Sunward Intelligent Equipment Co. Ltd., Class A	166,950	211,048
*	Sunwave Communications Co. Ltd., Class A	190,000	157,041
	Suzhou Anjie Technology Co. Ltd., Class A	238,099	513,265
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	362,797	205,632
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	537,027
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	408,291
	Suzhou Keda Technology Co. Ltd., Class A	109,368	100,379
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	191,541
	Suzhou TFC Optical Communication Co. Ltd., Class A	144,900	580,847
	Symphony Holdings Ltd.	7,730,000	924,291
	T&S Communications Co. Ltd., Class A	66,437	156,228
	Taiji Computer Corp. Ltd., Class A	168,856	736,678
	Tang Palace China Holdings Ltd.	440,000	40,743
	Tangrenshen Group Co. Ltd., Class A	112,227	110,124
	Tangshan Jidong Cement Co. Ltd., Class A	297,436	540,214
	TangShan Port Group Co. Ltd., Class A	1,557,011	649,550
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	308,900	445,692
*	Taung Gold International Ltd.	60,770,000	194,147
	TCL Electronics Holdings Ltd.	3,563,347	1,932,022
	Telling Telecommunication Holding Co. Ltd., Class A	73,200	273,367
	Ten Pao Group Holdings Ltd.	660,000	163,421
#	Tenfu Cayman Holdings Co. Ltd.	306,000	220,413
††	Tenwow International Holdings Ltd.	4,023,000	73,681
	Three Squirrels, Inc., Class A	73,700	488,975
	Tian An China Investment Co. Ltd.	1,719,000	994,197
	Tian Di Science & Technology Co. Ltd., Class A	1,093,400	714,716
* Ω	Tian Ge Interactive Holdings Ltd.	2,221,000	254,575
*	Tian Shan Development Holding Ltd.	1,844,000	401,013
#	Tiangong International Co. Ltd.	4,204,000	2,529,177
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,788,000	883,660
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	956,200	609,851
	Tianjin Development Holdings Ltd.	2,298,000	510,158
	Tianjin Guangyu Development Co. Ltd., Class A	405,094	1,059,763
	Tianjin Port Development Holdings Ltd.	12,226,800	1,020,970
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	19,900	83,278
	Tianli Education International Holdings Ltd.	3,929,000	816,890
#	Tianneng Power International Ltd.	2,966,048	3,386,909
*	Tianyun International Holdings Ltd.	1,794,000	329,788
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	13,400	51,853
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	347,032
	Tibet Summit Resources Co. Ltd., Class A	88,400	421,761
	Tibet Tianlu Co. Ltd., Class A	122,100	121,189
*	Tibet Water Resources Ltd.	9,150,000	589,588
*	Time Watch Investments Ltd.	1,286,000	136,939
	Times China Holdings Ltd.	1,271,000	864,859
	Titan Wind Energy Suzhou Co. Ltd., Class A	244,800	814,711
	Tomson Group Ltd.	2,541,054	619,084
	Tong Ren Tang Technologies Co. Ltd., Class H	2,701,000	1,916,556
*	Tongcheng-Elong Holdings Ltd.	3,294,400	7,342,070

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tongda Group Holdings Ltd.	26,215,000	$841,137
*	Tongdao Liepin Group	207,800	296,994
*	Tongding Interconnection Information Co. Ltd., Class A	324,800	199,383
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	466,853
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	101,469
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	440,436
	Tongyu Heavy Industry Co. Ltd., Class A	477,553	235,174
#	Top Spring International Holdings Ltd.	1,539,500	232,714
	Topsec Technologies Group, Inc., Class A	194,227	559,482
Ω	Topsports International Holdings Ltd.	2,639,000	3,205,985
	Towngas China Co. Ltd.	4,873,510	3,345,747
	Transfar Zhilian Co. Ltd., Class A	349,200	446,932
	TravelSky Technology Ltd., Class H	3,103,000	5,797,818
# *	Trigiant Group Ltd.	4,284,000	357,503
††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	71,000	96,257
	Truly International Holdings Ltd.	6,217,573	2,027,089
Ω	Tsaker Chemical Group Ltd.	1,314,500	273,831
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	300,634
*	Tuniu Corp., Sponsored ADR	148,809	197,916
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	360,500	218,240
	Unilumin Group Co. Ltd., Class A	335,700	429,759
	Uni-President China Holdings Ltd.	5,646,000	4,812,033
#	United Energy Group Ltd.	34,254,900	3,030,052
	Valiant Co. Ltd., Class A	182,251	586,327
	Vats Liquor Chain Store Management JSC Ltd., Class A	81,400	500,233
	Vatti Corp. Ltd., Class A	376,947	347,159
Ω	VCredit Holdings Ltd.	159,400	85,721
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	936,160
#	Vinda International Holdings Ltd.	1,506,000	4,152,241
# *	Viomi Technology Co. Ltd., ADR	25,542	112,640
*	Vipshop Holdings Ltd., ADR	519,500	5,797,620
# Ω	Virscend Education Co. Ltd.	563,000	37,772
	Visual China Group Co. Ltd., Class A	179,300	370,460
	Wangfujing Group Co. Ltd., Class A	161,500	777,596
	Wangneng Environment Co. Ltd., Class A	94,545	238,589
	Wangsu Science & Technology Co. Ltd., Class A	594,400	508,704
#	Want Want China Holdings Ltd.	3,378,000	2,619,792
	Wanxiang Qianchao Co. Ltd., Class A	1,183,762	1,107,290
	Wasion Holdings Ltd.	2,818,000	965,536
	Wasu Media Holding Co. Ltd., Class A	357,024	407,418
	Weifu High-Technology Group Co. Ltd., Class A	168,203	510,253
	Weiqiao Textile Co., Class H	1,940,500	725,204
	Wellhope Foods Co. Ltd., Class A	362,080	518,184
* Ω	Wenzhou Kangning Hospital Co. Ltd., Class H	15,300	58,160
	West China Cement Ltd.	10,280,000	1,796,324
	Wharf Holdings Ltd.	2,285,000	7,944,418
	Wisdom Education International Holdings Co. Ltd.	3,004,000	514,564
*	Wison Engineering Services Co. Ltd.	1,334,000	69,720
	Wolong Electric Group Co. Ltd., Class A	445,172	1,029,335
	Wondershare Technology Group Co. Ltd., Class A	11,100	73,291
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	231,500	218,807
	Wuhan Department Store Group Co. Ltd., Class A	234,382	370,222
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	151,800	239,881
	Wuhan Jingce Electronic Group Co. Ltd., Class A	72,094	587,086
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	383,520
	Wuhu Token Science Co. Ltd., Class A	519,000	832,927
#	Wuling Motors Holdings Ltd.	1,010,000	211,763
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	582,710

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	XD, Inc.	220,600	$1,248,742
	XGD, Inc., Class A	155,100	229,825
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,992,500	1,451,830
	Xiamen C & D, Inc., Class A	618,500	773,638
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	309,918
	Xiamen International Airport Co. Ltd., Class A	20,400	50,870
	Xiamen International Port Co. Ltd., Class H	4,430,000	493,111
	Xiamen ITG Group Corp. Ltd., Class A	489,000	528,608
	Xiamen Kingdomway Group Co., Class A	140,400	666,667
	Xiamen Meiya Pico Information Co. Ltd., Class A	235,566	566,389
	Xiamen Xiangyu Co. Ltd., Class A	569,400	689,182
	Xi’an Triangle Defense Co. Ltd., Class A	96,600	749,257
	Xiandai Investment Co. Ltd., Class A	421,994	264,082
	Xilinmen Furniture Co. Ltd., Class A	121,000	498,162
	Xingda International Holdings Ltd.	6,538,861	1,485,216
	Xingfa Aluminium Holdings Ltd.	481,000	586,496
*	Xingyuan Environment Technology Co. Ltd., Class A	318,700	161,608
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	2,130,103	1,557,260
	Xinhuanet Co. Ltd., Class A	120,800	333,988
*	Xinji Shaxi Group Co. Ltd.	387,000	48,750
	Xinjiang Communications Construction Group Co. Ltd., Class A	60,700	100,479
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,242,400	5,014,666
	Xinjiang Tianshan Cement Co. Ltd., Class A	354,200	755,208
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	373,858
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	534,000	107,688
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	246,900	407,868
#	Xinte Energy Co. Ltd., Class H	808,400	2,585,550
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,045,700	606,536
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	89,200	253,490
#	Xinyi Energy Holdings Ltd.	5,958,000	3,513,071
	Xinyu Iron & Steel Co. Ltd., Class A	577,800	533,742
	Xinyuan Real Estate Co. Ltd., ADR	63,735	73,295
#	Xtep International Holdings Ltd.	5,708,141	7,465,089
	Xuji Electric Co. Ltd., Class A	341,300	1,056,867
*	Xunlei Ltd., ADR	212,469	620,409
Ω	Yadea Group Holdings Ltd.	4,848,000	8,329,692
*	YaGuang Technology Group Co. Ltd., Class A	278,300	372,144
*	Yanchang Petroleum International Ltd.	12,940,000	131,208
	Yango Group Co. Ltd., Class A	925,000	465,026
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	375,000	631,529
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	73,300	583,462
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	36,600	180,492
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	375,226
	YanTai Shuangta Food Co. Ltd., Class A	319,000	454,975
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	441,190
	Yanzhou Coal Mining Co. Ltd., Class H	2,682,000	3,978,096
*	Yashili International Holdings Ltd.	5,168,000	379,163
	YGSOFT, Inc., Class A	181,000	191,883
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	851,800	398,247
*	Yida China Holdings Ltd.	1,148,000	149,340
	Yifan Pharmaceutical Co. Ltd., Class A	265,766	680,724
#	Yihai International Holding Ltd.	1,546,000	9,055,867
	Yijiahe Technology Co. Ltd., Class A	64,876	566,154
	Yincheng International Holding Co. Ltd.	26,000	9,189
	Yipinhong Pharmaceutical Co. Ltd., Class A	97,380	484,240
	Yip’s Chemical Holdings Ltd.	1,386,000	820,009
*	Yiren Digital Ltd., Sponsored ADR	220,957	693,805
* Ω	Yixin Group Ltd.	1,892,500	353,655
	Yixintang Pharmaceutical Group Co. Ltd., Class A	123,400	612,488

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	677,800	$367,099
*	Youzu Interactive Co. Ltd., Class A	314,800	652,109
*	Yuan Heng Gas Holdings Ltd.	772,000	50,392
	Yuexiu Property Co. Ltd.	5,958,456	5,235,631
	Yuexiu Transport Infrastructure Ltd.	4,436,018	2,841,557
	Yunnan Copper Co. Ltd., Class A	370,272	768,706
	Yusys Technologies Co. Ltd., Class A	98,900	285,580
	Yuzhou Group Holdings Co. Ltd.	10,683,313	1,164,734
	ZBOM Home Collection Co. Ltd., Class A	100,588	310,770
# *	Zepp Health Corp., ADR	24,510	201,227
#	Zhaojin Mining Industry Co. Ltd., Class H	3,983,000	2,835,725
	Zhejiang Communications Technology Co. Ltd.	463,200	375,923
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	390,287
	Zhejiang Crystal-Optech Co. Ltd., Class A	398,626	980,986
#	Zhejiang Expressway Co. Ltd., Class H	6,240,000	5,535,836
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	222,400	463,903
# ††	Zhejiang Glass Co. Ltd.	445,000	0
	Zhejiang Hailiang Co. Ltd., Class A	642,181	1,056,794
	Zhejiang Hangmin Co. Ltd., Class A	354,400	300,926
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	523,528
	Zhejiang Huace Film & Television Co. Ltd., Class A	502,700	443,343
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	439,905
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	43,837
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,829	637,509
*	Zhejiang Jingu Co. Ltd., Class A	346,600	382,465
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	362,460
*	Zhejiang Jinke Tom Culture Industry Co Ltd, Class A	983,168	679,637
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	123,600	243,996
	Zhejiang Medicine Co. Ltd., Class A	338,800	844,633
	Zhejiang Meida Industrial Co. Ltd., Class A	223,540	572,400
	Zhejiang Narada Power Source Co. Ltd., Class A	172,700	304,825
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	397,956	253,321
	Zhejiang Runtu Co. Ltd., Class A	306,134	422,967
*	Zhejiang Shibao Co. Ltd., Class H	318,000	60,718
	Zhejiang Southeast Space Frame Co. Ltd., Class A	138,600	241,806
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,205	499,019
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	819,420	673,752
	Zhejiang Wanliyang Co. Ltd., Class A	244,570	516,703
	Zhejiang Wanma Co. Ltd., Class A	111,500	122,545
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	383,806
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	177,073	765,832
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	54,470
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	452,360
	Zhejiang Yinlun Machinery Co. Ltd., Class A	50,700	92,403
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,125,600	1,180,546
#	Zhenro Properties Group Ltd.	4,494,000	2,135,953
*	Zhong An Group Ltd.	13,063,800	521,064
# * Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	805,800	2,931,064
	Zhongliang Holdings Group Co. Ltd.	421,500	195,358
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	296,300	314,900
	Zhongshan Public Utilities Group Co. Ltd., Class A	485,800	653,983
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	573,485
	Zhongyu Gas Holdings Ltd.	1,899,306	1,820,134
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,853,000	2,564,692
#	Zhuguang Holdings Group Co. Ltd.	7,108,000	1,561,017
	Zhuhai Bojay Electronics Co. Ltd., Class A	14,178	113,595
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	232,870
*	Zhuzhou CRRC Times Electric Co., Class H	1,775,000	8,481,861
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	246,921	433,623

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	ZJBC Information Technology Co. Ltd., Class A	201,160	$98,748

TOTAL CHINA			1,385,529,202

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	166,253
	Celsia SA ESP	2,125,125	2,417,598
	Cementos Argos SA	1,167,347	1,968,448
*	CEMEX Latam Holdings SA	765,979	711,926
*	Corp. Financiera Colombiana SA	289,337	2,279,664
	Grupo Argos SA	33,103	103,729
	Grupo Nutresa SA	98,043	573,043
	Mineros SA	223,012	238,366
	Promigas SA ESP	10,240	20,041

TOTAL COLOMBIA			8,479,068

GREECE — (0.3%)
*	Aegean Airlines SA	141,875	851,146
	Athens Water Supply & Sewage Co. SA	102,231	894,898
	Autohellas Tourist & Trading SA	60,466	557,549
	Bank of Greece	115,124	2,250,033
*	Ellaktor SA	381,229	606,984
*	Fourlis Holdings SA	151,041	671,397
*	GEK Terna Holding Real Estate Construction SA	269,753	3,024,280
	Hellenic Exchanges - Athens Stock Exchange SA	207,822	890,271
	Holding Co. ADMIE IPTO SA	297,838	879,145
*	Intracom Holdings SA	88,449	204,739
*	LAMDA Development SA	150,639	1,241,545
	Mytilineos SA	53,658	980,574
*	Piraeus Financial Holdings SA	1	1
	Piraeus Port Authority SA	29,114	612,946
	Quest Holdings SA	1,995	40,001
	Sarantis SA	142,291	1,436,516
	Terna Energy SA	82,981	1,121,991
	Titan Cement International SA	5,220	90,768

TOTAL GREECE			16,354,784

HONG KONG — (0.2%)
	AKM Industrial Co. Ltd.	1,710,000	241,334
††	Anxin-China Holdings Ltd.	16,347,000	0
#	Atlas Corp.	80,037	1,120,518
	BYD Electronic International Co. Ltd.	638,000	1,893,973
††	Karce International Holdings	1,336,000	0
††	Magnum Uranium Corp.	876,000	0
*	MMG Ltd.	10,970,999	5,067,527
	My Medicare	6,950,000	38,499
††	Realgold Resources Corp.	300,500	0
††	SMI Culture & Travel Group Holdings Ltd.	6,033,814	72,742
#	Sun Art Retail Group Ltd.	1,880,500	1,102,461
††	Tech-Pro, Inc.	43,862,000	72,159
	Texhong Textile Group Ltd.	347,000	517,773
††	Untrade Hosa International	3,700,000	0
††	Untrade Youyuan Holdings	2,698,070	0
††	Untrade. C Fiber Optic	9,639,999	0
††	Untrade.CTEG	18,320,000	150,224

TOTAL HONG KONG			10,277,210

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	1,513,616	$2,083,736
# *	Opus Global Nyrt	302,678	230,166
	Richter Gedeon Nyrt	71,886	2,014,554

TOTAL HUNGARY			4,328,456

INDIA — (14.8%)
	Aarti Drugs Ltd.	110,812	866,916
	Aarti Industries Ltd.	480,830	6,230,657
	Abbott India Ltd.	15,291	4,084,596
	ACC Ltd.	42,618	1,332,233
	Accelya Solutions India Ltd.	3,300	53,368
	Action Construction Equipment Ltd.	25,734	80,927
	Adani Enterprises Ltd.	453,788	8,641,485
*	Adani Green Energy Ltd.	112,077	1,726,353
*	Adani Power Ltd.	1,979,852	2,705,609
	Adani Total Gas Ltd.	50,749	985,938
*	Adani Transmission Ltd.	278,279	6,639,364
*	Aditya Birla Capital Ltd.	939,391	1,214,052
	Advanced Enzyme Technologies Ltd.	177,226	894,975
	Aegis Logistics Ltd.	508,694	1,439,857
	Agro Tech Foods Ltd.	53,868	707,608
*	Ahluwalia Contracts India Ltd.	27,720	139,393
	AIA Engineering Ltd.	184,927	4,758,342
	Ajanta Pharma Ltd.	102,443	2,864,905
	Akzo Nobel India Ltd.	45,665	1,283,652
	Alembic Ltd.	281,037	391,136
	Alembic Pharmaceuticals Ltd.	204,849	2,132,015
	Alkem Laboratories Ltd.	7,618	366,335
	Alkyl Amines Chemicals	58,896	2,839,952
	Allcargo Logistics Ltd.	227,668	820,392
	Amara Raja Batteries Ltd.	170,639	1,557,108
*	Amber Enterprises India Ltd.	9,759	429,402
	Amrutanjan Health Care Ltd.	11,548	141,303
* ††	Amtek Auto Ltd.	217,501	1,498
	Andhra Sugars Ltd.	2,843	24,296
	Apar Industries Ltd.	1,640	14,921
	Apcotex Industries Ltd.	2,337	12,309
*	APL Apollo Tubes Ltd.	314,090	3,373,774
	Apollo Tyres Ltd.	1,117,624	3,201,649
*	Arvind Fashions Ltd.	207,643	833,059
*	Arvind Ltd.	521,810	919,238
	Asahi India Glass Ltd.	396,040	2,253,607
	Ashiana Housing Ltd.	46,993	113,510
*	Ashoka Buildcon Ltd.	369,747	521,649
	Astec Lifesciences Ltd.	901	15,172
* Ω	Aster DM Healthcare Ltd.	23,797	59,347
	Astra Microwave Products Ltd.	6,109	18,330
	Astral Ltd.	238,242	6,962,951
	AstraZeneca Pharma India Ltd.	18,233	731,966
	Atul Ltd.	57,896	7,066,352
* Ω	AU Small Finance Bank Ltd.	111,929	1,830,366
	Automotive Axles Ltd.	15,690	283,900
	Avanti Feeds Ltd.	176,442	1,307,579
	Bajaj Consumer Care Ltd.	362,855	1,126,013
*	Bajaj Electricals Ltd.	67,420	996,303
*	Bajaj Hindusthan Sugar Ltd.	150,408	27,320
	Bajaj Holdings & Investment Ltd.	54,427	3,501,224
	Balaji Amines Ltd.	54,614	2,530,144
	Balkrishna Industries Ltd.	104,848	3,449,505

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balmer Lawrie & Co. Ltd.	257,880	$435,275
	Balrampur Chini Mills Ltd.	537,476	2,360,305
*	Bank of Maharashtra	986,206	274,914
	Bannari Amman Sugars Ltd.	12,765	386,183
	BASF India Ltd.	50,378	2,192,957
	Bata India Ltd.	151,365	4,018,493
	Bayer CropScience Ltd.	8,516	567,696
	BEML Ltd.	45,573	979,667
*	BF Utilities Ltd.	68,928	375,675
	Bhansali Engineering Polymers Ltd.	235,301	560,929
	Bharat Dynamics Ltd.	23,234	125,761
	Bharat Electronics Ltd.	1,795,899	4,990,267
	Bharat Forge Ltd.	646,033	6,701,412
*	Bharat Heavy Electricals Ltd.	3,038,830	2,774,103
	Bharat Rasayan Ltd.	2,908	397,184
	Birla Corp. Ltd.	96,625	1,967,755
	Birlasoft Ltd.	519,443	2,838,663
	Bliss Gvs Pharma Ltd.	133,346	197,871
	Blue Dart Express Ltd.	18,677	1,664,436
	Blue Star Ltd.	60,155	774,669
	Bodal Chemicals Ltd.	82,131	134,968
	Bombay Burmah Trading Co.	3,166	45,661
	Brigade Enterprises Ltd.	285,592	1,794,692
	BSE Ltd.	86,077	1,523,577
*	Camlin Fine Sciences Ltd.	46,565	103,497
	Can Fin Homes Ltd.	180,322	1,512,980
*	Canara Bank	960,129	2,755,303
*	Capacit’e Infraprojects Ltd.	15,657	34,765
	Caplin Point Laboratories Ltd.	85,922	939,719
	Carborundum Universal Ltd.	256,110	2,878,968
	Care Ratings Ltd.	39,782	363,163
	Castrol India Ltd.	540,366	1,005,147
	CCL Products India Ltd.	318,730	1,635,886
	Ceat Ltd.	89,666	1,505,949
*	Central Bank of India	402,007	118,057
	Central Depository Services India Ltd.	209,455	3,786,051
	Century Enka Ltd.	1,670	9,912
	Century Plyboards India Ltd.	218,215	1,578,323
	Century Textiles & Industries Ltd.	132,186	1,387,063
	Cera Sanitaryware Ltd.	19,017	1,312,976
	CESC Ltd.	2,266,713	2,644,635
*	CG Power & Industrial Solutions Ltd.	288,948	574,379
	Chambal Fertilizers & Chemicals Ltd.	574,017	2,848,419
*	Chennai Petroleum Corp. Ltd.	157,831	258,388
††	Chennai Super Kings Cricket Ltd.	1,658,632	9,345
	Cholam&alam Investment & Finance Co. Ltd.	288,927	2,414,754
	Cholamandalam Financial Holdings Ltd.	415,288	3,889,754
	Cigniti Technologies Ltd.	1,427	11,311
	City Union Bank Ltd.	1,352,498	3,078,904
	Clariant Chemicals India Ltd.	3,864	28,429
Ω	Cochin Shipyard Ltd.	43,308	202,726
	Coforge Ltd.	102,611	6,671,123
	Container Corp. Of India Ltd.	290,852	2,559,772
	Coromandel International Ltd.	417,893	4,388,554
	Cosmo Films Ltd.	3,855	81,645
*	CreditAccess Grameen Ltd.	32,757	273,537
	CRISIL Ltd.	62,820	2,336,482
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	10,335,675
*	CSB Bank Ltd.	19,944	78,739

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cummins India Ltd.	296,857	$3,559,109
	Cyient Ltd.	200,222	2,855,645
	Dalmia Bharat Ltd.	172,890	4,657,268
	DB Corp. Ltd.	23,065	30,246
*	DCB Bank Ltd.	611,934	745,816
	DCM Shriram Ltd.	147,632	1,949,628
*	DCW Ltd.	29,310	18,626
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,010,878
	Deepak Nitrite Ltd.	174,205	5,214,441
	Delta Corp. Ltd.	446,857	1,555,503
	Dhampur Sugar Mills Ltd.	121,578	479,898
*	Dhani Services Ltd.	829,986	1,997,061
*	Dhani Services Ltd.	152,225	178,894
	Dhanuka Agritech Ltd.	48,377	471,989
Ω	Dilip Buildcon Ltd.	141,880	1,139,434
*	Dish TV India Ltd.	3,193,725	739,803
*	Dishman Carbogen Amcis Ltd.	240,366	662,397
	Dixon Technologies India Ltd.	85,119	5,664,082
	Dollar Industries Ltd.	2,458	14,479
Ω	Dr Lal PathLabs Ltd.	101,243	4,784,430
*	DRC Systems India Ltd.	2,155	11,421
	Dwarikesh Sugar Industries Ltd.	18,999	18,062
*	Dynamatic Technologies Ltd.	951	33,945
	eClerx Services Ltd.	73,711	2,160,903
	Edelweiss Financial Services Ltd.	1,553,368	1,608,019
*	EID Parry India Ltd.	281,864	1,722,499
*	EIH Ltd.	598,761	1,111,031
	Electrosteel Castings Ltd.	47,670	21,504
	Elgi Equipments Ltd.	507,928	1,356,025
	Emami Ltd.	349,611	2,508,051
Ω	Endurance Technologies Ltd.	48,653	1,190,063
	Engineers India Ltd.	716,970	697,903
	EPL Ltd.	171,552	493,657
Ω	Eris Lifesciences Ltd.	83,281	924,373
	ESAB India Ltd.	694	23,574
	Escorts Ltd.	236,044	4,997,212
*	Eveready Industries India Ltd.	38,096	182,531
	Excel Industries Ltd.	3,403	43,632
	Exide Industries Ltd.	1,080,287	2,498,569
*	FDC Ltd.	195,183	835,312
	Federal Bank Ltd.	5,403,697	7,071,202
	Filatex India Ltd.	21,840	29,240
	Fine Organic Industries Ltd.	3,391	149,741
	Finolex Cables Ltd.	300,577	1,886,116
	Finolex Industries Ltd.	955,420	2,811,731
	Firstsource Solutions Ltd.	1,207,770	3,210,041
	Force Motors Ltd.	4,465	84,195
*	Fortis Healthcare Ltd.	1,890,061	6,181,514
*	Future Consumer Ltd.	175,333	16,450
*	Future Lifestyle Fashions Ltd.	116,022	85,390
	Gabriel India Ltd.	234,396	482,421
	Galaxy Surfactants Ltd.	7,964	335,061
	Garware Technical Fibres Ltd.	38,536	1,740,649
	Gateway Distriparks Ltd.	244,719	916,274
*	Gati Ltd.	17,219	31,967
*	Gayatri Projects Ltd.	54,223	31,324
	GE Power India Ltd.	6,980	27,014
*	GE T&D India Ltd.	196,502	336,643
* Ω	General Insurance Corp. of India	11,497	20,484

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures Ltd.	33,133	$29,966
	Geojit Financial Services Ltd.	15,662	16,969
	GHCL Ltd.	175,153	988,511
	Gillette India Ltd.	16,462	1,244,848
	GlaxoSmithKline Pharmaceuticals Ltd.	21,643	434,056
	Glenmark Pharmaceuticals Ltd.	556,483	3,753,869
	GMM Pfaudler Ltd.	2,654	166,644
	Godawari Power & Ispat Ltd.	7,038	33,455
	Godawari Power & Ispat Ltd.	7,038	33,425
	Godfrey Phillips India Ltd.	49,582	861,385
Ω	Godrej Agrovet Ltd.	12,939	102,449
*	Godrej Industries Ltd.	222,237	1,726,970
	Goodyear India Ltd.	1,193	16,196
	Granules India Ltd.	511,431	2,127,905
	Graphite India Ltd.	52,686	376,491
	Great Eastern Shipping Co. Ltd.	307,104	1,336,401
	Greaves Cotton Ltd.	339,261	607,565
*	Greenpanel Industries Ltd.	19,354	100,043
	Greenply Industries Ltd.	57,080	160,296
	Grindwell Norton Ltd.	105,759	2,285,362
*	GTL Infrastructure Ltd.	763,233	14,817
	Gujarat Alkalies & Chemicals Ltd.	126,178	1,270,428
	Gujarat Ambuja Exports Ltd.	245,581	537,935
*	Gujarat Fluorochemicals Ltd.	159,893	3,909,211
	Gujarat Gas Ltd.	245,213	2,048,645
	Gujarat Industries Power Co. Ltd.	151,680	174,783
	Gujarat Mineral Development Corp. Ltd.	59,310	58,841
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	218,381	1,340,081
	Gujarat Pipavav Port Ltd.	1,029,718	1,541,876
	Gujarat State Fertilizers & Chemicals Ltd.	444,767	786,881
	Gujarat State Petronet Ltd.	776,471	3,162,368
	Gulf Oil Lubricants India Ltd.	57,445	446,089
	Hatsun Agro Product Ltd.	100,180	1,789,407
	HEG Ltd.	14,568	400,501
	HeidelbergCement India Ltd.	253,895	810,416
*	Hemisphere Properties India Ltd.	216,014	391,309
	Heritage Foods Ltd.	51,381	358,366
	Hester Biosciences Ltd.	11,114	360,492
	HFCL Ltd.	2,327,451	2,243,560
	HG Infra Engineering Ltd.	4,793	47,170
	Hikal Ltd.	227,464	1,736,119
	HIL Ltd.	14,909	896,639
	Himadri Speciality Chemical Ltd.	539,750	379,321
	Himatsingka Seide Ltd.	17,458	58,927
	Hinduja Global Solutions Ltd.	41,244	1,488,493
	Hindustan Aeronautics Ltd.	8,128	143,059
*	Hindustan Construction Co. Ltd.	1,697,817	214,882
*	Hindustan Oil Exploration Co. Ltd.	233,218	525,713
	Hindustan Petroleum Corp. Ltd.	64,482	268,487
	Hle Glascoat Ltd.	662	57,462
	Honda India Power Products Ltd.	12,211	216,541
	Honeywell Automation India Ltd.	3,922	2,213,157
	HSIL Ltd.	3,466	11,073
	Huhtamaki India Ltd.	86,236	275,542
	I G Petrochemicals Ltd.	1,676	18,758
Ω	ICICI Securities Ltd.	136,551	1,355,646
	ICRA Ltd.	3,553	163,300
*	IDFC First Bank Ltd.	896,604	596,215
*	IDFC Ltd.	4,285,159	3,187,932

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	IFB Industries Ltd.	33,130	$557,386
*	IFCI Ltd.	2,660,719	435,146
	Igarashi Motors India Ltd.	2,487	17,010
	IIFL Finance Ltd.	647,781	2,822,586
	IIFL Securities Ltd.	10,501	13,620
	IIFL Wealth Management Ltd.	174,961	3,812,636
	India Cements Ltd.	500,642	1,381,125
	India Glycols Ltd.	52,227	588,535
	Indiabulls Housing Finance Ltd.	947,333	2,751,966
*	Indiabulls Real Estate Ltd.	762,900	1,557,221
Ω	IndiaMart InterMesh Ltd.	8,434	804,778
	Indian Bank	206,908	475,279
Ω	Indian Energy Exchange Ltd.	112,960	1,071,627
	Indian Hotels Co. Ltd.	2,493,448	6,666,161
	Indian Hume Pipe Co. Ltd.	35,244	89,931
	Indo Count Industries Ltd.	128,366	419,517
	Indoco Remedies Ltd.	116,505	723,738
	Indraprastha Gas Ltd.	48,406	308,061
	INEOS Styrolution India Ltd.	15,206	304,005
	Infibeam Avenues Ltd.	1,367,654	823,329
	Ingersoll Rand India Ltd.	1,942	29,105
*	Inox Leisure Ltd.	130,076	730,427
*	Inox Wind Ltd.	13,817	22,012
	Insecticides India Ltd.	1,622	13,906
*	Intellect Design Arena Ltd.	266,263	2,330,342
	IOL Chemicals & Pharmaceuticals Ltd.	18,557	137,988
	Ipca Laboratories Ltd.	215,846	6,210,524
*	IRB Infrastructure Developers Ltd.	524,257	1,627,198
Ω	IRCON International Ltd.	189,570	119,685
	ITD Cementation India Ltd.	280,853	306,458
*	ITI Ltd.	84,370	133,350
	J Kumar Infraprojects Ltd.	45,943	93,005
*	Jagran Prakashan Ltd.	317,419	263,735
	Jai Corp. Ltd.	117,016	188,622
*	Jaiprakash Associates Ltd.	91,926	10,460
*	Jaiprakash Power Ventures Ltd.	12,195,645	717,992
*	Jammu & Kashmir Bank Ltd.	122,877	66,034
	Jamna Auto Industries Ltd.	596,709	781,301
	JB Chemicals & Pharmaceuticals Ltd.	148,908	3,323,443
	JBM Auto Ltd.	1,852	14,890
	Jindal Poly Films Ltd.	81,146	1,029,401
	Jindal Saw Ltd.	598,771	916,431
*	Jindal Stainless Hisar Ltd.	345,046	1,548,050
*	Jindal Stainless Ltd.	582,321	1,503,111
	JK Cement Ltd.	135,399	6,035,846
	JK Lakshmi Cement Ltd.	168,988	1,395,989
	JK Paper Ltd.	300,392	906,502
	JK Tyre & Industries Ltd.	377,147	731,269
	JM Financial Ltd.	1,500,361	1,783,231
	JMC Projects India Ltd.	170,972	249,542
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	33,361	925,827
	JSW Energy Ltd.	1,273,180	5,845,933
	JTEKT India Ltd.	143,939	189,894
	Jubilant Ingrevia Ltd.	471,668	4,223,214
	Jubilant Pharmova Ltd.	286,182	2,277,516
*	Just Dial Ltd.	29,348	313,996
	Jyothy Labs Ltd.	475,110	995,927
	Kajaria Ceramics Ltd.	308,338	5,042,795
	Kalpataru Power Transmission Ltd.	229,449	1,284,391

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kalyani Steels Ltd.	73,704	$363,984
	Kansai Nerolac Paints Ltd.	99,858	728,405
	Karnataka Bank Ltd.	603,498	549,400
	Karur Vysya Bank Ltd.	1,452,983	953,408
	Kaveri Seed Co. Ltd.	83,707	585,952
	KCP Ltd.	11,658	20,533
	KEC International Ltd.	353,455	2,272,794
	KEI Industries Ltd.	210,092	2,574,296
	Kennametal India Ltd.	970	17,957
*	Kesoram Industries Ltd.	43,822	37,315
	Kiri Industries Ltd.	64,078	415,938
	Kirloskar Brothers Ltd.	2,048	10,917
	Kirloskar Ferrous Industries Ltd.	17,138	54,057
	Kirloskar Oil Engines Ltd.	213,465	580,837
	KNR Constructions Ltd.	362,592	1,360,021
*	Kolte-Patil Developers Ltd.	27,628	114,334
	KPIT Technologies Ltd.	697,657	2,880,905
	KPR Mill Ltd.	468,648	2,833,759
	KRBL Ltd.	191,422	723,790
	KSB Ltd.	42,131	744,510
*	L&T Finance Holdings Ltd.	2,631,693	2,905,072
Ω	L&T Technology Services Ltd.	24,414	1,545,614
	LA Opala RG Ltd.	131,747	515,148
	Lakshmi Machine Works Ltd.	12,187	1,426,289
Ω	Laurus Labs Ltd.	837,166	5,786,001
* Ω	Lemon Tree Hotels Ltd.	451,438	329,564
	LG Balakrishnan & Bros Ltd.	46,615	314,260
	LIC Housing Finance Ltd.	965,081	5,261,949
	Linde India Ltd.	83,497	2,570,278
	LT Foods Ltd.	536,552	500,368
	Lumax Industries Ltd.	1,862	33,676
	LUX Industries Ltd.	30,992	1,480,402
	Mahanagar Gas Ltd.	195,326	2,620,807
	Maharashtra Scooters Ltd.	8,849	524,426
	Maharashtra Seamless Ltd.	98,993	648,054
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	4,355,517
*	Mahindra CIE Automotive Ltd.	434,548	1,565,150
*	Mahindra Holidays & Resorts India Ltd.	241,792	740,722
*	Mahindra Lifespace Developers Ltd.	299,080	1,092,026
Ω	Mahindra Logistics Ltd.	25,164	216,900
	Maithan Alloys Ltd.	6,596	93,446
	Man Infraconstruction Ltd.	8,996	14,884
	Manappuram Finance Ltd.	1,034,392	2,881,771
	Mangalam Cement Ltd.	2,502	14,091
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	421,246
	Marksans Pharma Ltd.	675,884	597,253
Ω	MAS Financial Services Ltd.	26,334	267,022
	Mastek Ltd.	33,677	1,253,890
*	Max Financial Services Ltd.	202,845	2,634,973
*	Max Healthcare Institute Ltd.	794,712	3,521,085
	Mayur Uniquoters Ltd.	66,332	382,659
*	Meghmani Finechem Ltd.	47,103	555,442
	Meghmani Organics Ltd.	501,099	731,092
Ω	Metropolis Healthcare Ltd.	25,099	993,151
	Minda Corp. Ltd.	16,193	33,985
	Minda Industries Ltd.	237,168	2,483,043
	Mindtree Ltd.	12,303	743,970
Ω	Mishra Dhatu Nigam Ltd.	20,660	51,022
	MM Forgings Ltd.	1,242	14,183

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	MOIL Ltd.	267,617	$558,574
*	Morepen Laboratories Ltd.	893,603	603,025
	Motilal Oswal Financial Services Ltd.	135,977	1,663,295
	Mphasis Ltd.	249,485	10,818,021
	MRF Ltd.	770	797,127
	MSTC Ltd.	1,340	7,008
	Multi Commodity Exchange of India Ltd.	24,265	552,179
	Natco Pharma Ltd.	372,475	4,121,017
	National Aluminium Co. Ltd.	2,223,972	2,889,337
	Nava Bharat Ventures Ltd.	237,619	365,396
	Navin Fluorine International Ltd.	67,419	3,010,955
	Navneet Education Ltd.	330,834	466,839
	NBCC India Ltd.	1,986,749	1,190,958
	NCC Ltd.	1,000,407	956,098
	NELCO Ltd.	5,489	54,805
	Neogen Chemicals Ltd.	710	11,319
	NESCO Ltd.	80,761	659,427
*	Network18 Media & Investments Ltd.	31,388	32,586
	Neuland Laboratories Ltd.	1,339	29,872
	NHPC Ltd.	1,936,277	799,793
	NIIT Ltd.	316,922	1,267,830
	Nilkamal Ltd.	21,336	676,825
	NLC India Ltd.	685,573	585,578
	NOCIL Ltd.	306,966	1,098,283
	NRB Bearings Ltd.	160,550	276,578
	Nucleus Software Exports Ltd.	30,339	235,854
*	Oberoi Realty Ltd.	302,921	3,686,472
	Oil India Ltd.	931,898	2,796,543
*	Olectra Greentech Ltd.	10,905	82,690
*	Omaxe Ltd.	162,081	160,482
	OnMobile Global Ltd.	13,427	20,125
	Oracle Financial Services Software Ltd.	11,744	692,300
	Orient Cement Ltd.	376,080	817,471
	Orient Electric Ltd.	276,513	1,279,588
	Oriental Aromatics Ltd.	1,780	18,509
	Oriental Carbon & Chemicals Ltd.	13,160	181,400
	Page Industries Ltd.	3,798	1,912,235
	Paisalo Digital Ltd.	15,650	196,036
	Panama Petrochem Ltd.	6,326	22,610
Ω	Parag Milk Foods Ltd.	51,607	93,262
	Persistent Systems Ltd.	231,687	12,169,563
	Petronet LNG Ltd.	84,692	260,503
	Pfizer Ltd.	35,677	2,403,074
	Phillips Carbon Black Ltd.	277,657	818,377
	Phoenix Mills Ltd.	338,332	4,327,823
	PI Industries Ltd.	62,867	2,522,169
* Ω	PNB Housing Finance Ltd.	238,767	1,545,110
	PNC Infratech Ltd.	150,913	655,951
	Poly Medicure Ltd.	70,966	881,748
	Polyplex Corp. Ltd.	57,415	1,297,429
*	Poonawalla Fincorp Ltd.	89,340	198,977
	Power Finance Corp. Ltd.	503,564	896,818
*	Power Mech Projects Ltd.	872	11,500
	Praj Industries Ltd.	365,363	1,632,119
*	Prakash Industries Ltd.	20,265	17,718
Ω	Prataap Snacks Ltd.	769	7,051
	Prestige Estates Projects Ltd.	560,565	3,214,450
*	Pricol Ltd.	14,751	19,172
	Prince Pipes & Fittings Ltd.	29,439	288,023

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Prism Johnson Ltd.	485,151	$779,271
	Privi Speciality Chemicals Ltd.	1,302	27,998
	Procter & Gamble Health Ltd.	29,783	2,175,195
	PSP Projects Ltd.	13,842	95,211
*	PTC India Financial Services Ltd.	839,507	217,725
	PTC India Ltd.	662,905	1,127,411
*	PVR Ltd.	155,835	3,510,236
Ω	Quess Corp. Ltd.	89,506	1,036,221
Ω	Quick Heal Technologies Ltd.	5,285	15,758
	Radico Khaitan Ltd.	287,537	4,316,900
	Rain Industries Ltd.	453,064	1,381,980
	Rajesh Exports Ltd.	235,693	2,010,431
	Rallis India Ltd.	292,613	1,036,884
	Ramco Cements Ltd.	304,449	4,350,935
	Ramco Industries Ltd.	129,366	489,690
	Ramkrishna Forgings Ltd.	3,855	56,284
*	Rane Holdings Ltd.	1,914	15,400
	Rashtriya Chemicals & Fertilizers Ltd.	598,796	616,151
	Ratnamani Metals & Tubes Ltd.	61,712	1,772,614
*	Raymond Ltd.	130,574	796,106
* Ω	RBL Bank Ltd.	1,178,715	2,859,707
	REC Ltd.	2,621,267	5,248,686
	Redington India Ltd.	2,485,256	4,815,455
	Relaxo Footwears Ltd.	153,667	2,734,693
	Reliance Industrial Infrastructure Ltd.	3,886	33,679
*	Reliance Power Ltd.	2,831,392	536,191
*	Religare Enterprises Ltd.	66,465	150,382
	Repco Home Finance Ltd.	52,378	188,689
	Rhi Magnesita India Ltd.	141,535	655,405
	RITES Ltd.	16,665	62,918
*	RPSG Ventures Ltd.	911	9,469
	Sagar Cements Ltd.	8,002	30,208
*	Sanghi Industries Ltd.	13,652	12,128
	Sanofi India Ltd.	31,173	3,467,197
	Sarda Energy & Minerals Ltd.	2,995	33,238
	Saregama India Ltd.	982	53,324
	Sasken Technologies Ltd.	14,843	245,929
	Savita Oil Technologies Ltd.	2,745	50,806
	Schaeffler India Ltd.	32,501	3,205,129
*	Schneider Electric Infrastructure Ltd.	78,567	111,487
	SEAMEC Ltd.	886	13,991
	Sequent Scientific Ltd.	244,159	623,855
Ω	SH Kelkar & Co. Ltd.	11,602	24,594
	Sharda Cropchem Ltd.	84,617	348,800
*	Sheela Foam Ltd.	2,200	72,868
	Shilpa Medicare Ltd.	123,440	969,562
	Shipping Corp. of India Ltd.	536,426	917,892
*	Shoppers Stop Ltd.	107,780	500,517
*	Shree Renuka Sugars Ltd.	684,217	248,603
	Shriram City Union Finance Ltd.	64,781	1,873,788
	Shriram Transport Finance Co. Ltd.	393,021	7,637,654
*	SIS Ltd.	14,752	92,097
	Siyaram Silk Mills Ltd.	2,146	13,347
	SKF India Ltd.	80,919	3,600,475
	Sobha Ltd.	157,581	1,622,671
	Solar Industries India Ltd.	107,818	3,588,406
	Solara Active Pharma Sciences Ltd.	13,202	220,113
	Somany Ceramics Ltd.	5,904	60,419
	Somany Home Innovation Ltd.	143,891	862,548

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sonata Software Ltd.	187,087	$2,108,446
*	South Indian Bank Ltd.	3,518,032	443,067
	SRF Ltd.	64,575	1,833,639
	Srikalahasthi Pipes Ltd.	80,058	206,596
*	Star Cement Ltd.	22,119	29,750
*	Sterling & Wilson Solar Ltd.	46,227	268,675
	Sterlite Technologies Ltd.	525,634	1,936,724
	Strides Pharma Science Ltd.	224,506	1,606,959
	Subros Ltd.	96,064	468,085
	Sudarshan Chemical Industries	102,209	784,759
	Sumitomo Chemical India Ltd.	124,491	630,033
	Sun TV Network Ltd.	271,329	2,034,726
	Sundaram Finance Holdings Ltd.	80,225	83,368
	Sundaram Finance Ltd.	88,088	2,830,875
	Sundaram-Clayton Ltd.	7,031	361,092
	Sundram Fasteners Ltd.	326,113	3,645,076
	Sunteck Realty Ltd.	194,027	1,189,208
	Suprajit Engineering Ltd.	225,866	1,040,628
	Supreme Industries Ltd.	217,007	6,840,554
	Supreme Petrochem Ltd.	156,569	1,323,370
	Sutlej Textiles & Industries Ltd.	5,656	5,233
	Suven Pharmaceuticals Ltd.	785,534	5,328,439
*	Suvidhaa Infoserve Ltd.	116,579	19,519
	Swan Energy Ltd.	76,621	130,361
	Swaraj Engines Ltd.	20,114	465,597
	Symphony Ltd.	60,505	839,860
* Ω	Syngene International Ltd.	435,570	3,161,225
	Tanla Platforms Ltd.	55,994	916,791
*	TARC Ltd.	106,825	62,510
	Tasty Bite Eatables Ltd.	673	148,431
	Tata Chemicals Ltd.	342,050	4,133,444
	Tata Consumer Products Ltd.	189,704	2,062,178
	Tata Elxsi Ltd.	97,195	7,632,072
	Tata Metaliks Ltd.	56,536	723,453
	Tata Power Co. Ltd.	4,179,112	12,094,135
*	Tata Steel BSL Ltd.	185,658	214,903
	Tata Steel Long Products Ltd.	44,632	505,435
	TCI Express Ltd.	60,624	1,477,056
	TD Power Systems Ltd.	3,296	14,815
	Techno Electric & Engineering Co. Ltd.	203,843	715,074
	Thermax Ltd.	151,205	2,810,865
	Thirumalai Chemicals Ltd.	33,946	120,909
*	Thomas Cook India Ltd.	66,291	63,111
Ω	Thyrocare Technologies Ltd.	75,263	1,153,491
	Tide Water Oil Co. India Ltd.	28,694	630,931
	Time Technoplast Ltd.	390,193	363,389
	Timken India Ltd.	87,403	2,108,910
	Tinplate Co. of India Ltd.	109,549	428,493
*	Titagarh Wagons Ltd.	21,321	26,929
	Torrent Power Ltd.	586,577	3,932,758
	Tourism Finance Corp. of India Ltd.	15,986	14,154
	Transport Corp. of India Ltd.	98,011	825,132
	Trident Ltd.	4,861,665	2,475,784
	Triveni Engineering & Industries Ltd.	330,865	841,294
	Triveni Turbine Ltd.	402,479	1,042,979
	TTK Prestige Ltd.	15,684	2,292,920
	Tube Investments of India Ltd.	445,137	8,319,447
	TV Today Network Ltd.	92,830	388,292
*	TV18 Broadcast Ltd.	1,876,052	1,046,435

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	TVS Motor Co. Ltd.	359,838	$3,191,564
	TVS Srichakra Ltd.	12,766	394,059
*	UCO Bank	1,409,767	273,159
	Uflex Ltd.	129,049	978,028
	Unichem Laboratories Ltd.	130,169	416,315
*	Union Bank of India	1,755,363	1,088,301
*	Usha Martin Ltd.	83,066	97,947
*	VA Tech Wabag Ltd.	85,358	363,989
	Vaibhav Global Ltd.	257,258	1,980,643
	Vakrangee Ltd.	737,146	364,323
Ω	Valiant Organics Ltd.	2,782	49,168
	Vardhman Textiles Ltd.	97,653	2,545,940
* Ω	Varroc Engineering Ltd.	13,628	53,647
	Varun Beverages Ltd.	196,288	2,228,917
	Venky’s India Ltd.	21,527	789,535
	Vesuvius India Ltd.	10,589	152,232
	V-Guard Industries Ltd.	577,855	1,977,849
	Vinati Organics Ltd.	98,975	2,516,730
	Vindhya Telelinks Ltd.	15,392	230,843
	Visaka Industries Ltd.	1,238	9,872
*	V-Mart Retail Ltd.	25,169	1,360,891
*	Vodafone Idea Ltd.	26,426,231	3,348,252
	Voltamp Transformers Ltd.	1,001	20,083
	VRL Logistics Ltd.	110,160	552,448
	VST Industries Ltd.	21,185	937,564
	VST Tillers Tractors Ltd.	13,719	532,402
	Welspun Corp. Ltd.	436,397	783,643
	Welspun Enterprises Ltd.	268,991	353,517
	Welspun India Ltd.	1,577,394	2,925,952
	West Coast Paper Mills Ltd.	119,976	403,422
	Wheels India Ltd.	4,642	43,912
	Whirlpool of India Ltd.	71,984	2,134,116
*	Wockhardt Ltd.	137,826	786,491
*	Yes Bank Ltd.	237,637	40,606
	Zee Entertainment Enterprises Ltd.	2,031,434	8,203,858
*	Zee Media Corp. Ltd.	80,630	12,932
	Zensar Technologies Ltd.	343,925	2,133,793
	Zydus Wellness Ltd.	12,915	353,673

TOTAL INDIA			781,920,656

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	19,988,600	1,991,994
*	Adhi Karya Persero Tbk PT	7,010,888	520,410
*	Adi Sarana Armada Tbk PT	4,344,900	974,631
*	Agung Semesta Sejahtera Tbk PT	38,971,700	137,539
	AKR Corporindo Tbk PT	5,978,700	1,803,885
*	Alam Sutera Realty Tbk PT	41,931,800	539,421
* ††	Armidian Karyatama Tbk PT	844,800	559
	Arwana Citramulia Tbk PT	18,420,300	1,123,802
	Ashmore Asset Management Indonesia Tbk PT	44,200	11,742
	Astra Agro Lestari Tbk PT	1,799,800	1,364,712
	Astra Otoparts Tbk PT	2,832,700	226,099
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	193,200
* ††	Bakrie Telecom Tbk PT	49,756,298	32,925
	Bank BTPN Syariah Tbk PT	3,361,400	903,996
*	Bank Bukopin Tbk PT	27,589,892	834,853
*	Bank Capital Indonesia Tbk PT	4,689,100	100,394
*	Bank Ina Perdana PT	6,723,800	1,885,305
*	Bank Mayapada International Tbk PT	512,200	28,199

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Maybank Indonesia Tbk PT	11,909,200	$282,416
*	Bank Nationalnobu Tbk PT	441,700	30,061
*	Bank Pan Indonesia Tbk PT	17,158,900	956,258
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,220,400	927,773
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,116,300	667,386
*	Bank Tabungan Negara Persero Tbk PT	14,431,549	1,815,199
	Barito Pacific Tbk PT	423,800	28,041
*	Bekasi Fajar Industrial Estate Tbk PT	18,707,300	171,618
	BFI Finance Indonesia Tbk PT	15,465,100	1,147,223
*	Bintang Oto Global Tbk PT	8,093,400	859,739
	BISI International Tbk PT	8,589,500	617,989
	Blue Bird Tbk PT	345,400	36,112
*	Buana Lintas Lautan Tbk PT	14,229,900	257,405
	Bukit Asam Tbk PT	7,524,100	1,424,029
*	Bumi Serpong Damai Tbk PT	12,327,600	967,708
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	232,661
	Buyung Poetra Sembada PT	5,653,200	75,805
*	Capital Financial Indonesia Tbk PT	3,739,300	110,899
	Catur Sentosa Adiprana Tbk PT	2,986,100	116,891
Ω	Cikarang Listrindo Tbk PT	2,019,000	90,513
	Ciputra Development Tbk PT	35,853,620	2,723,136
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,246,092
*	City Retail Developments Tbk PT	12,056,400	133,739
*	Delta Dunia Makmur Tbk PT	20,848,800	435,751
	Dharma Satya Nusantara Tbk PT	5,269,600	215,560
*	Eagle High Plantations Tbk PT	10,182,800	65,400
	Elnusa Tbk PT	14,373,200	308,542
	Erajaya Swasembada Tbk PT	31,311,500	1,439,030
*	FKS Food Sejahtera Tbk PT	14,798,900	230,093
	Gajah Tunggal Tbk PT	4,349,900	224,335
	Garudafood Putra Putri Jaya Tbk PT	1,691,300	60,285
* ††	Hanson International Tbk PT	483,480,300	319,931
	Harum Energy Tbk PT	1,486,300	801,410
	Hexindo Adiperkasa Tbk PT	508,500	145,321
	Impack Pratama Industri Tbk PT	244,800	38,704
*	Indika Energy Tbk PT	6,309,600	793,272
	Indo Tambangraya Megah Tbk PT	1,493,700	2,277,123
	Indomobil Sukses Internasional Tbk PT	330,300	23,377
*	Indosat Tbk PT	4,278,700	2,090,547
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,953,346	1,309,285
††	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	2,097,900	121,544
* ††	Inti Agri Resources Tbk PT	92,782,800	61,397
*	Intiland Development Tbk PT	37,684,832	461,110
	Japfa Comfeed Indonesia Tbk PT	15,314,800	1,870,693
*	Jasa Marga Persero Tbk PT	4,968,900	1,474,965
	Jaya Real Property Tbk PT	10,463,000	366,826
*	Kapuas Prima Coal Tbk PT	37,878,000	339,742
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,211,039
*	KMI Wire & Cable Tbk PT	5,778,100	119,903
*	Krakatau Steel Persero Tbk PT	15,837,502	587,734
*	Kresna Graha Investama Tbk PT	49,789,500	373,112
	Link Net Tbk PT	3,802,500	1,043,935
	Lippo Cikarang Tbk PT	2,493,675	177,273
*	Lippo Karawaci Tbk PT	178,233,040	1,864,311
*	M Cash Integrasi PT	111,200	93,812
*	Mahkota Group Tbk PT	374,000	19,273
*	Malindo Feedmill Tbk PT	3,423,300	182,589
*	Map Aktif Adiperkasa PT	503,000	115,536

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Matahari Department Store Tbk PT	49,200	$10,597
*	Medco Energi Internasional Tbk PT	27,912,507	1,121,719
	Media Nusantara Citra Tbk PT	17,933,800	1,140,704
	Medikaloka Hermina Tbk PT	1,070,900	88,801
*	Mega Manunggal Property Tbk PT	2,878,700	116,877
	Metrodata Electronics Tbk PT	3,630,800	945,412
	Metropolitan Kentjana Tbk PT	7,900	14,219
*	Mitra Adiperkasa Tbk PT	31,793,000	1,976,822
	Mitra Keluarga Karyasehat Tbk PT	746,000	120,082
	Mitra Pinasthika Mustika Tbk PT	4,165,900	221,257
*	MNC Kapital Indonesia Tbk PT	2,725,600	19,817
*	MNC Land Tbk PT	29,086,600	209,473
*	MNC Sky Vision Tbk PT	780,300	19,800
*	MNC Vision Networks Tbk PT	10,620,600	181,479
*	Multipolar Tbk PT	3,799,000	108,325
*	NFC Indonesia Tbk PT	94,100	67,616
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,246,301
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,049,800	1,797,328
*	Pacific Strategic Financial Tbk PT	23,385,200	1,600,875
*	Pakuwon Jati Tbk PT	31,341,300	1,109,215
*	Pan Brothers Tbk PT	13,516,100	127,092
*	Panin Financial Tbk PT	65,051,300	838,106
*	Paninvest Tbk PT	5,369,000	261,162
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	69,071
*	Perusahaan Gas Negara Tbk PT	29,534,500	3,150,008
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,168,200	1,198,661
*	Pollux Properti Indonesia Tbk PT	733,100	170,924
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,931
*	PP Persero Tbk PT	12,129,914	1,034,196
	Puradelta Lestari Tbk PT	39,207,300	620,948
*	Ramayana Lestari Sentosa Tbk PT	9,932,400	518,843
* ††	Rimo International Lestari Tbk PT	211,251,900	139,791
	Salim Ivomas Pratama Tbk PT	14,629,800	497,699
	Samindo Resources Tbk PT	106,600	12,519
*	Sampoerna Agro Tbk PT	3,879,900	611,061
	Samudera Indonesia Tbk PT	818,000	41,330
*	Sarana Meditama Metropolitan Tbk PT	4,659,400	160,348
	Sariguna Primatirta Tbk PT	5,140,000	165,420
	Sawit Sumbermas Sarana Tbk PT	14,469,600	1,166,014
††	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,150,400	1,476,007
*	Semen Baturaja Persero Tbk PT	6,645,400	356,507
	Siloam International Hospitals Tbk PT	1,432,650	869,654
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	328,212
* ††	Sri Rejeki Isman Tbk PT	35,353,931	273,249
	Steel Pipe Industry of Indonesia PT	1,633,200	40,348
* ††	Sugih Energy Tbk PT	100,457,800	66,476
*	Summarecon Agung Tbk PT	36,684,446	2,373,762
††	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	64,743,000	1,920,584
*	Surya Esa Perkasa Tbk PT	16,908,600	398,508
	Surya Pertiwi Tbk PT	1,435,000	62,783
*	Surya Semesta Internusa Tbk PT	17,291,000	608,643
††	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	193,203
*	Timah Tbk PT	9,484,614	1,066,338
* ††	Trada Alam Minera Tbk PT	180,020,800	119,124
*	Transcoal Pacific Tbk PT	90,300	55,134
	Trias Sentosa Tbk PT	32,818,400	1,353,641

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tunas Baru Lampung Tbk PT	11,437,500	$698,112
	Tunas Ridean Tbk PT	6,459,700	570,638
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,745,842
	Unggul Indah Cahaya Tbk PT	48,239	30,309
*	Waskita Beton Precast Tbk PT	28,238,300	309,155
*	Waskita Karya Persero Tbk PT	17,356,800	1,128,432
	Wijaya Karya Bangunan Gedung Tbk PT	8,674,400	119,416
	Wijaya Karya Beton Tbk PT	11,080,900	212,809
*	Wijaya Karya Persero Tbk PT	12,013,307	1,058,278
	XL Axiata Tbk PT	6,798,100	1,480,306

TOTAL INDONESIA			90,677,432

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	765,920
	Able Global Bhd	232,200	98,376
#	Aeon Co. M Bhd	1,088,300	388,682
	AEON Credit Service M Bhd	347,400	1,174,742
#	AFFIN Bank Bhd	1,601,192	658,188
	Ajinomoto Malaysia Bhd	67,800	263,764
	Alliance Bank Malaysia Bhd	3,790,200	2,516,372
	Allianz Malaysia Bhd	141,100	449,159
	AME Elite Consortium Bhd	32,200	14,555
*	Ancom BHD	17,200	11,519
#	Ann Joo Resources Bhd	460,650	270,799
	Astro Malaysia Holdings Bhd	1,556,300	374,537
	ATA IMS Bhd	16,800	10,226
# *	Berjaya Assets Bhd	1,888,400	114,409
*	Berjaya Corp. Bhd	6,779,128	417,497
# *	Berjaya Land Bhd	3,276,600	193,855
	Berjaya Sports Toto Bhd	3,167,329	1,591,304
# *	Bermaz Auto Bhd	256,400	100,253
	BIMB Holdings Bhd	56,408	43,581
	Bintulu Port Holdings Bhd	25,900	29,331
# *	Boustead Holdings Bhd	1,195,028	176,135
	Boustead Plantations Bhd	622,199	107,552
#	British American Tobacco Malaysia Bhd	358,600	1,308,937
*	Bumi Armada Bhd	7,156,100	878,389
	Bursa Malaysia Bhd	1,022,300	1,852,906
#	Cahya Mata Sarawak Bhd	1,669,500	577,675
	Careplus Group Bhd	126,200	28,189
#	Carlsberg Brewery Malaysia Bhd, Class B	752,900	4,033,199
††	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	805,040	247,183
#	Comfort Glove Bhd	741,100	213,655
	CSC Steel Holdings Bhd	353,800	113,551
# *	Cypark Resources Bhd	673,850	162,008
	D&O Green Technologies Bhd	156,400	213,444
#	Datasonic Group Bhd	3,118,200	354,168
# *	Dayang Enterprise Holdings Bhd	1,370,275	325,103
#	DRB-Hicom Bhd	2,936,500	1,170,040
#	Dufu Technology Corp. Bhd	238,700	256,323
#	Duopharma Biotech Bhd	1,162,238	474,716
	Dutch Lady Milk Industries Bhd	79,100	640,116
	Eco World Development Group Bhd	2,431,100	599,488
#	Eco World International Bhd	872,100	103,221
*	Econpile Holdings Bhd	629,900	61,705
	Ekovest BHD	3,798,450	380,435
	FAR East Holdings Bhd	258,300	187,157
	FGV Holdings Bhd	99,600	36,124

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Formosa Prosonic Industries Bhd	143,000	$150,516
	Foundpac Group Bhd	216,200	40,784
#	Frontken Corp. Bhd	2,344,650	2,163,456
	Gabungan AQRS Bhd	652,810	85,120
	Gadang Holdings Bhd	1,444,200	144,896
	Gas Malaysia Bhd	531,500	347,847
	George Kent Malaysia Bhd	963,000	162,939
	Globetronics Technology Bhd	1,513,272	765,086
††	Golden Plus Holding Bhd	216,000	0
# *	Green Packet Bhd	925,500	26,887
#	Guan Chong Bhd	979,000	716,267
	Hai-O Enterprise Bhd	642,197	303,198
	HAP Seng Consolidated Bhd	495,240	938,265
	Heineken Malaysia Bhd	255,500	1,419,428
#	Hengyuan Refining Co. Bhd	364,100	380,826
	HeveaBoard Bhd	526,300	60,325
	Hiap Teck Venture Bhd	3,287,000	449,776
#	Hibiscus Petroleum Bhd	4,887,000	1,060,173
	Hong Leong Capital Bhd	21,200	41,670
	Hong Leong Industries Bhd	345,300	761,284
*	HSS Engineers Bhd	142,700	19,821
	Hup Seng Industries Bhd	921,033	203,363
*	IGB Bhd	659,423	309,936
	IJM Corp. Bhd	696,500	311,855
#	Insas Bhd	1,421,981	350,888
# *	Iskandar Waterfront City Bhd	1,196,100	114,198
# *	JAKS Resources Bhd	4,160,880	467,564
# *	Jaya Tiasa Holdings Bhd	1,428,627	244,863
#	JHM Consolidation Bhd	860,400	412,770
#	Karex Bhd	97,000	11,000
*	Keck Seng Malaysia Bhd	285,550	267,740
	Kelington Group Bhd	160,300	65,924
	Kenanga Investment Bank Bhd	218,300	68,067
#	Kerjaya Prospek Group Bhd	728,690	239,498
	Kim Loong Resources Bhd	900,280	350,268
# *	KNM Group Bhd	6,478,580	320,134
	Kobay Technology BHD	42,300	53,786
#	KPJ Healthcare Bhd	7,694,700	2,116,312
	Kretam Holdings Bhd	1,548,200	203,291
*	Kronologi Asia Bhd	791,100	119,652
# *	KSL Holdings Bhd	790,818	125,114
	Kumpulan Fima BHD	168,550	85,461
	Land & General Bhd	5,669,760	164,021
#	LBS Bina Group Bhd	2,657,916	353,256
#	Leong Hup International Bhd	525,600	83,068
#	Lii Hen Industries Bhd	317,000	234,245
#	Lingkaran Trans Kota Holdings Bhd	665,900	618,985
# Ω	Lotte Chemical Titan Holding Bhd	876,597	576,140
	LPI Capital Bhd	368,124	1,253,376
	Luxchem Corp. Bhd	56,200	10,173
#	Magni-Tech Industries Bhd	612,433	315,233
#	Magnum Bhd	3,437,863	1,792,564
#	Mah Sing Group Bhd	3,725,187	728,951
#	Malakoff Corp. Bhd	5,659,700	1,106,889
#	Malayan Flour Mills Bhd	1,902,575	346,903
#	Malaysia Building Society Bhd	6,427,890	994,754
	Malaysia Smelting Corp. Bhd	19,800	13,284
*	Malaysian Bulk Carriers Bhd	117,000	18,958
	Malaysian Pacific Industries Bhd	91,513	1,055,490

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Resources Corp. Bhd	5,963,166	$591,127
	Matrix Concepts Holdings Bhd	2,283,658	1,185,281
#	MBM Resources BHD	527,296	402,373
	Media Chinese International Ltd.	1,466,100	62,140
	Mega First Corp. Bhd	1,888,200	1,643,039
#	MKH Bhd	1,508,434	529,485
#	MMC Corp. Bhd	1,736,800	830,330
#	MNRB Holdings Bhd	1,170,188	376,758
# *	MPHB Capital Bhd	1,201,700	391,679
#	Muda Holdings Bhd	348,000	232,072
	Muhibbah Engineering M Bhd	1,111,550	256,893
*	Mulpha International Bhd	438,330	267,621
# *	OCK Group Bhd	1,469,000	182,919
	Oriental Holdings BHD	679,900	876,708
#	OSK Holdings Bhd	5,459,555	1,188,009
	PA Resources Bhd	270,100	29,313
	Padini Holdings Bhd	1,389,700	1,054,046
	Panasonic Manufacturing Malaysia Bhd	40,784	295,644
	Pantech Group Holdings Bhd	1,081,119	152,786
#	Paramount Corp. Bhd	1,104,355	207,056
#	Pentamaster Corp. Bhd	1,061,665	1,375,907
	Perak Transit Bhd	181,800	29,887
#	PESTECH International Bhd	190,000	54,267
#	Petron Malaysia Refining & Marketing Bhd	256,100	278,627
	Pharmaniaga Bhd	316,200	62,525
	PIE Industrial Bhd	23,400	21,857
# *	Pos Malaysia Bhd	461,700	81,901
#	Power Root Bhd	150,600	53,828
*	QES Group Bhd	243,400	43,632
#	Ranhill Utilities Bhd	1,742,374	265,024
	RCE Capital Bhd	87,000	72,693
*	Revenue Group Bhd	53,300	23,475
*	Rimbunan Sawit Bhd	1,951,000	113,341
# *	Rubberex Corp. M Bhd	705,200	92,173
	Sam Engineering & Equipment M Bhd	90,600	478,276
*	Sapura Energy Bhd	29,972,400	725,721
	Sarawak Oil Palms Bhd	608,404	564,963
	Scientex Bhd	2,194,472	2,472,028
#	SEG International BHD	145,885	22,547
#	Serba Dinamik Holdings Bhd	3,027,000	255,844
*	Shangri-La Hotels Malaysia Bhd	296,700	251,360
#	Sime Darby Property Bhd	5,321,000	932,533
#	SKP Resources Bhd	2,307,724	1,017,834
#	Solarvest Holdings Bhd	183,900	60,569
# *	SP Setia Bhd Group	3,125,400	1,176,455
* ††	Sumatec Resources Bhd	6,536,100	1,421
	Sunway Construction Group Bhd	267,136	105,820
	Suria Capital Holdings Bhd	269,560	81,397
#	Syarikat Takaful Malaysia Keluarga Bhd	1,036,657	994,312
#	Ta Ann Holdings Bhd	733,289	573,561
#	Taliworks Corp. Bhd	1,954,816	396,471
	Tan Chong Motor Holdings Bhd	211,500	60,242
	TASCO Bhd	132,600	40,979
#	Thong Guan Industries Bhd	490,000	338,610
	TIME dotCom Bhd	230,664	251,679
	TMC Life Sciences Bhd	948,400	131,692
# *	Tropicana Corp. Bhd	2,709,590	660,757
	TSH Resources Bhd	1,638,800	463,757
*	Tune Protect Group Bhd	650,600	77,888

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Uchi Technologies Bhd	959,900	$730,552
*	UEM Edgenta Bhd	941,100	418,825
# *	UEM Sunrise Bhd	5,797,200	553,260
#	UMW Holdings Bhd	1,084,500	892,744
	United Malacca Bhd	442,250	550,423
#	United Plantations Bhd	433,100	1,482,156
	UOA Development Bhd	4,158,300	1,756,665
# *	Velesto Energy Bhd	14,366,808	554,328
	ViTrox Corp. Bhd	16,400	77,904
*	Wah Seong Corp. Bhd	1	0
# *	WCT Holdings Bhd	2,213,793	332,157
#	Wellcall Holdings Bhd	1,597,400	409,042
#	Yinson Holdings Bhd	897,400	1,268,788
#	YNH Property Bhd	2,935,116	1,894,145
	YTL Corp. Bhd	107,063	16,300
	YTL Power International Bhd	1,556,643	264,997

TOTAL MALAYSIA			86,798,444

MEXICO — (2.4%)
# *	ALEATICA SAB de CV	228,600	203,195
	Alfa SAB de CV, Class A	858,225	619,866
	Alpek SAB de CV	1,614,431	1,780,830
# *	Alsea SAB de CV	1,973,199	4,169,135
# *	Axtel SAB de CV	6,265,656	1,445,593
# Ω	Banco del Bajio SA	3,134,675	5,874,090
#	Bolsa Mexicana de Valores SAB de CV	1,796,514	3,438,054
	Consorcio ARA SAB de CV	5,607,313	1,173,864
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	105,689	1,912,971
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	2,046,089	3,709,953
#	Corp Actinver SAB de CV, Class B	198,770	106,201
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	416,559
#	Corp. Inmobiliaria Vesta SAB de CV	2,318,854	4,036,707
	Corp. Moctezuma SAB de CV	838,557	2,669,062
	Corporativo Fragua SAB de CV	3	48
*	Corpovael SA de CV	73,341	12,753
# *	Credito Real SAB de CV Sofom ER	886,347	452,042
	Cydsa SAB de CV	10,875	7,326
# *	Elementia Materiales SAB de CV	321,144	226,179
# * ††	Empresas ICA SAB de CV	3,768,186	17,571
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,216
# * Ω	Fortaleza Materiales SAB de CV	321,143	241,778
	GCC SAB de CV	716,491	5,286,331
# *	Genomma Lab Internacional SAB de CV, Class B	3,167,835	3,045,048
# *	Gentera SAB de CV	4,115,741	2,478,880
#	Gruma SAB de CV, Class B	21,910	256,496
*	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	579,894	3,507,024
	Grupo Comercial Chedraui SA de CV	2,014,660	3,970,998
# *	Grupo GICSA SAB de CV	2,528,781	324,266
#	Grupo Herdez SAB de CV	1,525,378	2,802,108
*	Grupo Hotelero Santa Fe SAB de CV	618,935	143,400
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,568,861
*	Grupo KUO SAB de CV, Class B	714,554	1,575,538
*	Grupo Pochteca SAB de CV	336,841	133,342
*	Grupo Posadas SAB de CV	195,733	255,742
#	Grupo Rotoplas SAB de CV	819,979	1,134,700
*	Grupo Sanborns SAB de CV	905,924	1,056,061
# *	Grupo Simec SAB de CV, Class B	959,651	7,924,532
# *	Grupo Sports World SAB de CV	336,216	107,619
* Ω	Grupo Traxion SAB de CV	317,143	549,008

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
# *	Hoteles City Express SAB de CV	1,160,092	$358,373
	Industrias Bachoco SAB de CV, Class B	1,248,029	4,395,501
*	Industrias CH SAB de CV, Class B	1,830,376	15,869,541
	La Comer SAB de CV	3,374,673	6,053,365
	Megacable Holdings SAB de CV	2,402,142	7,089,283
# *	Minera Frisco SAB de CV, Class A1	5,327,018	983,227
* Ω	Nemak SAB de CV	2,345,296	537,682
	Orbia Advance Corp. SAB de CV	373,191	975,213
	Organizacion Cultiba SAB de CV	1,103,096	551,870
*	Organizacion Soriana SAB de CV, Class B	348,965	423,748
	Promotora y Operadora de Infraestructura SAB de CV	652,263	4,804,531
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	37,310
#	Qualitas Controladora SAB de CV	469,515	2,165,589
	Rassini SAB de CV	3,300	0
#	Regional SAB de CV	844,948	4,409,424
††	Sanluis Corp. SA B	4,642	0
††	Sanluis Corp. SA C	4,642	0
#	Telesites SAB de CV	6,112,976	5,582,084
# *	Unifin Financiera SAB de CV	959,803	1,482,501
	Vitro SAB de CV, Class A	704,098	817,367

TOTAL MEXICO			125,171,556

PHILIPPINES — (1.0%)
*	8990 Holdings, Inc.	3,671,200	750,383
	A Soriano Corp.	2,931,411	403,583
††	ACR Mining Corp.	48,205	3,209
*	AgriNurture, Inc.	1,121,100	112,977
	AllHome Corp.	139,200	28,440
	Alliance Global Group, Inc.	8,432,300	1,742,511
	Alsons Consolidated Resources, Inc.	2,780,000	62,739
*	Apex Mining Co., Inc.	5,852,000	168,008
*	Apollo Global Capital, Inc.	13,110,000	24,127
*	AyalaLand Logistics Holdings Corp.	4,220,200	485,716
*	Belle Corp.	13,307,400	369,748
*	Bloomberry Resorts Corp.	11,762,400	1,587,675
*	Cebu Air, Inc.	817,120	718,144
*	Cebu Holdings, Inc.	3,180,400	394,546
* Ω	CEMEX Holdings Philippines, Inc.	10,073,263	247,689
	Century Pacific Food, Inc.	3,121,800	1,752,340
	Century Properties Group, Inc.	9,871,151	89,977
*	Chelsea Logistics & Infrastructure Holdings Corp.	364,500	14,261
	China Banking Corp.	6,526,914	3,128,007
	COL Financial Group, Inc.	922,000	36,370
	Cosco Capital, Inc.	11,229,900	1,164,090
	D&L Industries, Inc.	8,344,800	1,396,496
*	DITO CME Holdings Corp.	1,678,700	234,561
	DMCI Holdings, Inc.	9,182,800	1,446,620
	DoubleDragon Properties Corp.	2,366,790	482,849
	Eagle Cement Corp.	574,500	164,462
*	East West Banking Corp.	1,996,300	374,625
*	EEI Corp.	828,800	107,304
	Emperador, Inc.	1,831,500	665,262
	Filinvest Development Corp.	3,356,422	536,599
	Filinvest Land, Inc.	53,722,577	1,227,224
	First Gen Corp.	107,400	64,143
	First Philippine Holdings Corp.	1,712,200	2,528,085
	Global Ferronickel Holdings, Inc.	5,284,911	222,547
*	Global-Estate Resorts, Inc.	2,410,000	43,787
	GT Capital Holdings, Inc.	138,660	1,555,841

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Holcim Philippines, Inc.	2,182,300	$253,791
*	Integrated Micro-Electronics, Inc.	2,685,414	473,155
	LT Group, Inc.	1,838,400	367,006
*	MacroAsia Corp.	1,945,032	199,036
*	Manila Water Co., Inc.	7,255,700	3,810,247
*	Max’s Group, Inc.	832,200	119,155
*	Megawide Construction Corp.	2,375,208	287,628
	Megaworld Corp.	13,672,000	832,960
	Metro Pacific Investments Corp.	9,509,000	708,027
	Nickel Asia Corp.	11,246,100	1,224,287
*	Petron Corp.	10,769,800	825,361
	Philex Mining Corp.	4,744,300	490,378
*	Philippine National Bank	1,895,726	755,624
* ††	Philippine National Construction Corp.	173,000	3,154
	Philippine Savings Bank	474,907	547,063
*	Philippine Seven Corp.	10,510	18,954
	Philippine Stock Exchange, Inc.	74,482	324,865
††	Philippine Townships, Inc.	318,732	0
††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	210,061
*	Pilipinas Shell Petroleum Corp.	1,429,790	612,738
	PNB Holdings Corp.	316,021	1,998
	Premium Leisure Corp.	16,097,000	139,109
	Puregold Price Club, Inc.	2,206,790	1,848,950
*	PXP Energy Corp.	2,777,800	363,132
	RFM Corp.	7,485,068	667,445
	Rizal Commercial Banking Corp.	2,651,952	1,015,171
	Robinsons Land Corp.	9,748,351	3,295,356
	Robinsons Retail Holdings, Inc.	1,220,290	1,506,279
	Security Bank Corp.	438,280	1,051,580
	Semirara Mining & Power Corp.	1,824,100	940,448
	Shakey’s Pizza Asia Ventures, Inc.	274,900	43,652
*	Top Frontier Investment Holdings, Inc.	2,580	6,707
	Union Bank of the Philippines	1,264,231	2,267,177
	Vista Land & Lifescapes, Inc.	30,112,200	2,254,725
	Vistamalls, Inc.	589,600	44,745
	Wilcon Depot, Inc.	4,219,800	2,611,021

TOTAL PHILIPPINES			54,455,930

POLAND — (1.2%)
# *	11 bit studios SA	4,190	437,378
	AB SA	2,202	31,458
*	Agora SA	118,444	242,953
*	Alior Bank SA	285,170	4,501,296
	Alumetal SA	7,000	96,237
	Amica SA	15,752	485,703
*	AmRest Holdings SE	33,738	270,944
	Apator SA	54,865	297,159
	ASBISc Enterprises PLC	15,068	91,840
	Asseco Poland SA	58,363	1,437,263
	Astarta Holding NV	1,137	15,411
	Bank Handlowy w Warszawie SA	37,957	550,884
*	Bank Millennium SA	740,670	1,700,251
*	Bank Ochrony Srodowiska SA	47,818	144,145
# *	Benefit Systems SA	873	181,020
*	Bioton SA	111,045	129,949
*	Boryszew SA	130,974	104,670
	Budimex SA	60,484	3,866,879
*	CCC SA	83,059	2,513,267

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Celon Pharma SA	7,657	$69,409
*	CI Games SA	107,460	43,906
	Ciech SA	89,814	799,255
	Cognor Holding SA	12,061	13,181
	ComArch SA	11,903	668,370
#	Develia SA	1,491,512	1,342,236
	Dom Development SA	14,033	471,183
#	Echo Investment SA	22,550	26,104
*	Enea SA	872,158	2,214,081
#	Eurocash SA	236,705	584,422
	Fabryki Mebli Forte SA	74,704	854,519
*	Famur SA	871,083	682,410
	Firma Oponiarska Debica SA	4,682	90,595
# *	Globe Trade Centre SA	449,774	774,055
*	Grupa Azoty SA	113,616	848,722
*	Grupa Azoty Zaklady Chemiczne Police SA	8,411	25,862
	Grupa Kety SA	58,412	9,172,305
	Inter Cars SA	37,891	4,347,009
*	Jastrzebska Spolka Weglowa SA	178,663	2,324,977
	Kernel Holding SA	226,656	3,423,360
	KRUK SA	73,975	6,170,432
	Lentex SA	74,219	174,591
#	LiveChat Software SA	15,869	485,483
# *	Lubelski Wegiel Bogdanka SA	33,467	337,940
# *	Mabion SA	3,166	60,840
	Mirbud SA	32,611	31,525
	Neuca SA	1,059	247,601
	NEWAG SA	522	3,024
*	Orange Polska SA	423,456	825,779
# *	PKP Cargo SA	93,412	430,600
	PlayWay SA	3,415	393,330
*	Polimex-Mostostal SA	25,604	28,052
	Stalexport Autostrady SA	338,520	338,214
# *	Tauron Polska Energia SA	3,239,730	2,671,851
	TEN Square Games SA	2,509	222,373
	Tim SA	7,148	75,849
# *	VRG SA	873,743	830,253
	Warsaw Stock Exchange	52,641	580,467
#	Wawel SA	1,943	286,359
	Wirtualna Polska Holding SA	593	21,689
# Ω	X-Trade Brokers Dom Maklerski SA	12,336	50,836
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	5,765
# *	Zespol Elektrowni Patnow Adamow Konin SA	91,906	429,485

TOTAL POLAND			60,577,006

QATAR — (0.5%)
	Aamal Co.	5,601,709	1,679,074
	Al Khaleej Takaful Group QSC	455,203	564,199
	Al Khalij Commercial Bank PQSC	1,636,932	1,007,066
	Al Meera Consumer Goods Co. QSC	222,255	1,195,776
	Alijarah Holding Co. QPSC	991,777	282,262
	Baladna	1,745,973	770,486
	Barwa Real Estate Co.	2,980,078	2,583,766
	Doha Bank QPSC	2,937,186	2,324,659
	Doha Insurance Co. QSC	74,785	39,932
*	Gulf International Services QSC	2,747,104	1,389,723
	Gulf Warehousing Co.	755,870	1,017,004
*	Investment Holding Group	1,299,783	494,212
	Mannai Corp. QSC	14,063	18,629

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mazaya Real Estate Development QPSC	2,372,509	$679,512
	Medicare Group	504,405	1,173,354
*	Qatar First Bank	2,170,006	1,087,637
	Qatar Gas Transport Co. Ltd.	180,918	161,801
*	Qatar Insurance Co. SAQ	2,754,319	1,858,966
	Qatar International Islamic Bank QSC	408,304	1,097,642
	Qatar National Cement Co. QSC	461,412	640,614
	Qatar Navigation QSC	670,951	1,400,332
*	Salam International Investment Ltd. QSC	2,883,225	754,517
	United Development Co. QSC	5,450,972	2,330,408
	Vodafone Qatar QSC	4,891,759	2,176,932
	Widam Food Co.	312,449	350,331
	Zad Holding Co.	7,098	31,083

TOTAL QATAR			27,109,917

RUSSIA — (0.3%)
	Etalon Group PLC, GDR	359,594	565,282
	Globaltrans Investment PLC, GDR	168,485	1,484,353
	Magnitogorsk Iron & Steel Works PJSC, GDR	39,567	482,717
*	Mail.Ru Group Ltd., GDR	107,131	2,191,900
*	Mechel PJSC, Sponsored ADR	116,296	488,443
	PhosAgro PJSC, GDR	127,510	3,050,039
	QIWI PLC, Sponsored ADR	62,129	543,629
	Ros Agro PLC, GDR	44,970	747,401
	Rostelecom PJSC, Sponsored ADR	169,762	1,373,375
	RusHydro PJSC, ADR	903,890	1,012,357
*	VEON Ltd., ADR	1,649,123	3,479,650
	VTB Bank PJSC, GDR	27,705	40,338

TOTAL RUSSIA			15,459,484

SAUDI ARABIA — (2.7%)
	Abdullah Al Othaim Markets Co.	34,252	1,055,688
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	20,223	247,631
*	Al Alamiya for Cooperative Insurance Co.	69,625	486,804
	Al Babtain Power & Telecommunication Co.	82,682	815,561
*	Al Etihad Cooperative Insurance Co.	97,295	571,957
*	Al Gassim Investment Holding Co.	23,449	177,803
	Al Hammadi Co. for Development & Investment	196,687	2,220,714
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	785,144
*	Al Jouf Cement Co.	318,510	1,018,982
*	Al Kathiri Holding Co.	11,770	233,141
	Al Khaleej Training & Education Co.	105,972	786,070
	Al Moammar Information Systems Co.	51,415	2,052,585
*	Al Rajhi Co. for Co-operative Insurance	77,170	1,916,629
*	Al Sagr Cooperative Insurance Co.	64,275	250,184
	Al Yamamah Steel Industries Co.	81,378	983,453
*	AlAbdullatif Industrial Investment Co.	86,188	793,773
*	Alahli Takaful Co.	38,318	434,901
	Alandalus Property Co.	194,116	1,042,667
	Alaseel Co.	22,790	358,640
	Aldrees Petroleum & Transport Services Co.	138,947	2,740,766
*	AlJazira Takaful Ta’awuni Co.	68,913	508,107
*	Allianz Saudi Fransi Cooperative Insurance Co.	125,384	842,205
*	Alujain Holding	82,243	1,392,041
*	Arabia Insurance Cooperative Co.	3,024	33,359
	Arabian Cement Co.	209,311	2,177,825
	Arabian Centres Co. Ltd.	131,681	896,440
*	Arabian Shield Cooperative Insurance Co.	93,618	608,074

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	334,630	$2,374,525
*	Aseer Trading Tourism & Manufacturing Co.	230,902	1,403,400
	Astra Industrial Group	142,488	1,640,137
*	AXA Cooperative Insurance Co.	77,691	751,942
	Baazeem Trading Co.	14,225	463,472
*	Basic Chemical Industries Ltd.	48,411	610,295
*	Batic Investments & Logistic Co.	54,527	624,429
	Bawan Co.	95,676	1,011,663
*	Buruj Cooperative Insurance Co.	31,289	217,384
*	Chubb Arabia Cooperative Insurance Co.	42,357	404,592
	City Cement Co.	285,618	1,844,391
	Co. for Cooperative Insurance	168,661	3,872,070
	Dallah Healthcare Co.	141,016	2,732,129
*	Dar Al Arkan Real Estate Development Co.	2,190,205	5,780,539
*	Dur Hospitality Co.	167,090	1,592,616
	Eastern Province Cement Co.	112,249	1,434,849
	Electrical Industries Co.	65,904	534,404
*	Emaar Economic City	1,353,184	4,577,134
*	Fawaz Abdulaziz Al Hokair & Co.	80,580	413,223
	Fitaihi Holding Group	64,761	846,331
*	Gulf Union Cooperative Insurance Co.	21,772	104,466
	Hail Cement Co.	213,122	839,896
	Halwani Brothers Co.	67,912	1,697,710
	Herfy Food Services Co.	59,509	1,039,524
*	Jazan Energy & Development Co.	103,412	647,920
*	L’Azurde Co. for Jewelry	48,261	285,354
	Leejam Sports Co. JSC	94,687	2,865,649
	Maharah Human Resources Co.	81,399	1,868,075
*	Malath Cooperative Insurance Co.	53,642	415,442
*	Mediterranean & Gulf Insurance & Reinsurance Co.	127,164	790,419
*	Methanol Chemicals Co.	141,707	1,344,509
*	Middle East Healthcare Co.	160,943	1,595,746
*	Middle East Paper Co.	123,342	1,521,881
*	Middle East Specialized Cables Co.	32,002	187,044
	Najran Cement Co.	357,158	1,797,864
*	Nama Chemicals Co.	60,337	659,283
*	National Agriculture Development Co.	188,875	1,787,430
*	National Co. for Glass Manufacturing	63,808	629,305
	National Co. for Learning & Education	14,229	240,880
	National Gas & Industrialization Co.	152,978	2,408,267
	National Gypsum	61,416	757,485
	National Medical Care Co.	100,303	1,627,778
	Northern Region Cement Co.	394,791	1,565,959
	Qassim Cement Co.	114,879	2,496,573
*	Salama Cooperative Insurance Co.	57,481	336,734
*	Saudi Arabian Cooperative Insurance Co.	40,549	241,260
	Saudi Automotive Services Co.	101,530	914,819
	Saudi Cement Co.	231,117	3,650,701
	Saudi Ceramic Co.	216,021	3,135,589
	Saudi Chemical Co. Holding	174,392	1,763,208
	Saudi Co. For Hardware CJSC	67,467	1,033,316
*	Saudi Ground Services Co.	295,064	2,932,248
	Saudi Industrial Services Co.	145,826	1,367,740
*	Saudi Marketing Co.	88,696	764,967
*	Saudi Paper Manufacturing Co.	18,938	303,485
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	105,970	1,211,910
*	Saudi Printing & Packaging Co.	96,359	697,310
*	Saudi Public Transport Co.	262,610	1,691,418
*	Saudi Re for Cooperative Reinsurance Co.	187,458	955,248

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Real Estate Co.	402,814	$2,400,143
*	Saudi Research & Media Group	76,037	3,426,816
*	Saudi Steel Pipe Co.	42,075	317,598
	Saudia Dairy & Foodstuff Co.	42,971	1,881,510
*	Seera Group Holding	642,742	3,965,911
	Southern Province Cement Co.	64,326	1,227,160
*	Tabuk Cement Co.	192,088	974,232
*	Takween Advanced Industries Co.	131,028	706,846
	Umm Al-Qura Cement Co.	119,843	848,116
	United Electronics Co.	130,005	4,882,489
	United International Transportation Co.	124,963	1,675,885
	United Wire Factories Co.	68,625	628,712
*	Walaa Cooperative Insurance Co.	88,369	515,293
*	Yamama Cement Co.	377,433	2,787,280
	Yanbu Cement Co.	281,306	2,877,547
	Zahrat Al Waha For Trading Co.	30,556	619,470
*	Zamil Industrial Investment Co.	132,934	1,256,769

TOTAL SAUDI ARABIA			139,726,858

SOUTH AFRICA — (3.7%)
	Adcock Ingram Holdings Ltd.	155,195	496,416
	Advtech Ltd.	2,735,558	3,436,175
	AECI Ltd.	598,916	4,446,841
#	African Rainbow Minerals Ltd.	323,175	4,315,052
	Afrimat Ltd.	197,155	650,654
	Alexander Forbes Group Holdings Ltd.	3,790,411	1,086,706
	Altron Ltd., Class A	940,823	675,637
	Alviva Holdings Ltd.	411,231	400,907
#	Astral Foods Ltd.	147,136	1,701,706
	AVI Ltd.	1,103,201	5,716,205
	Barloworld Ltd.	1,009,065	8,474,223
*	Blue Label Telecoms Ltd.	1,809,175	656,816
# *	Brait PLC	3,644,346	1,016,475
	Cashbuild Ltd.	89,628	1,564,092
	Caxton & CTP Publishers & Printers Ltd.	323,754	188,293
*	City Lodge Hotels Ltd.	1,151,953	406,986
	Coronation Fund Managers Ltd.	711,383	2,364,400
# *	Curro Holdings Ltd.	631,789	509,783
	DataTec Ltd.	1,836,989	5,002,148
# Ω	Dis-Chem Pharmacies Ltd.	989,847	2,066,162
*	Distell Group Holdings Ltd.	227,535	2,726,846
	DRDGOLD Ltd.	1,386,609	1,231,307
*	EOH Holdings Ltd.	21,271	10,619
	Exxaro Resources Ltd.	134,529	1,475,892
*	Famous Brands Ltd.	342,991	1,658,740
*	Foschini Group Ltd.	934,267	7,922,967
*	Grand Parade Investments Ltd.	1,258,031	265,014
*	Grindrod Ltd.	2,501,692	834,986
# *	Grindrod Shipping Holdings Ltd.	38,439	552,336
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	5,891,358
	Hudaco Industries Ltd.	116,059	1,043,831
#	Imperial Logistics Ltd.	597,606	2,440,658
	Investec Ltd.	183,355	844,181
	Italtile Ltd.	852,497	985,323
	JSE Ltd.	349,490	2,445,288
	KAP Industrial Holdings Ltd.	9,913,469	3,050,694
	Lewis Group Ltd.	580,236	1,643,934
*	Liberty Holdings Ltd.	432,662	2,554,631
*	Life Healthcare Group Holdings Ltd.	4,630,466	7,332,713

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Long4Life Ltd.	1,987,403	$779,807
*	Massmart Holdings Ltd.	411,490	1,688,257
	Merafe Resources Ltd.	3,009,333	226,599
	Metair Investments Ltd.	912,240	1,730,811
	MiX Telematics Ltd.	37,895	19,033
	MiX Telematics Ltd., Sponsored ADR	27,358	342,796
	Momentum Metropolitan Holdings	3,829,966	4,918,275
#	Motus Holdings Ltd.	459,916	3,068,680
*	Mpact Ltd.	1,117,953	2,490,320
	Mr. Price Group Ltd.	507,960	6,629,163
	MultiChoice Group.	101,729	808,976
*	Murray & Roberts Holdings Ltd.	2,863,114	2,623,712
*	Nampak Ltd.	2,047,710	518,604
	NEPI Rockcastle PLC	28,101	187,858
*	Net 1 UEPS Technologies, Inc.	776	4,168
*	Netcare Ltd.	3,444,416	3,812,831
	Ninety One Ltd.	7,063	24,390
*	Northam Platinum Holdings Ltd.	76,106	1,139,722
	Oceana Group Ltd.	285,133	1,140,902
	Omnia Holdings Ltd.	1,076,236	4,452,961
* Ω	Pepkor Holdings Ltd.	56,738	89,461
#	Pick n Pay Stores Ltd.	1,054,001	4,102,590
*	PPC Ltd.	4,716,070	1,645,191
	PSG Group Ltd.	172,311	863,319
	PSG Konsult Ltd.	814,869	743,476
	Raubex Group Ltd	1,048,406	2,241,350
	RCL Foods Ltd	535,302	450,988
	Reunert Ltd.	759,069	2,507,700
	RFG Holdings Ltd.	423,587	344,891
	Royal Bafokeng Platinum Ltd.	539,585	3,865,491
	Santam Ltd.	155,581	2,587,083
*	Sappi Ltd.	1,465,415	4,501,455
	SPAR Group Ltd.	617,202	7,880,596
	Spur Corp. Ltd.	291,004	364,533
# *	Sun International Ltd.	1,445,805	3,043,914
	Super Group Ltd.	1,914,036	4,004,460
*	Telkom SA SOC Ltd.	1,037,185	3,451,684
#	Tiger Brands Ltd.	255,314	3,232,037
*	Tongaat Hulett Pvt Ltd.	353,085	166,921
	Transaction Capital Ltd.	1,675,879	4,832,796
*	Trencor Ltd.	903,601	256,100
	Truworths International Ltd.	1,405,531	4,955,462
*	Tsogo Sun Gaming Ltd.	1,766,887	1,425,772
*	Tsogo Sun Hotels Ltd.	92,144	21,043
	Wilson Bayly Holmes-Ovcon Ltd.	333,824	2,320,882
#	Woolworths Holdings Ltd.	3,014,039	10,609,503

TOTAL SOUTH AFRICA			197,203,558

SOUTH KOREA — (15.5%)
# *	3S Korea Co. Ltd.	197,866	716,865
	ABco Electronics Co. Ltd.	34,238	333,211
*	Able C&C Co. Ltd.	41,842	274,869
	ABOV Semiconductor Co. Ltd.	57,340	649,041
# *	Abpro Bio Co. Ltd.	630,240	602,891
*	Actoz Soft Co. Ltd.	23,627	225,901
# *	Advanced Digital Chips, Inc.	290,633	222,208
#	Advanced Nano Products Co. Ltd.	31,984	1,224,970
#	Advanced Process Systems Corp.	57,054	1,159,890
	Aekyung Industrial Co. Ltd.	18,948	360,927

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Petrochemical Co. Ltd.	52,655	$607,991
*	AeroSpace Technology of Korea, Inc.	27,207	152,186
#	AfreecaTV Co. Ltd.	36,019	5,967,309
*	AFW Co. Ltd.	5,523	31,498
*	Agabang&Company	126,885	576,554
	Ahn-Gook Pharmaceutical Co. Ltd.	28,546	252,958
	Ahnlab, Inc.	24,992	1,755,212
	AJ Networks Co. Ltd.	68,439	328,475
*	Ajin Industrial Co. Ltd.	102,112	309,842
	AK Holdings, Inc.	19,998	454,528
*	Alpha Holdings, Inc.	8,313	25,069
*	ALUKO Co. Ltd.	188,260	646,796
# *	Amicogen, Inc.	19,425	537,692
*	Aminologics Co. Ltd.	293,816	639,043
*	Amo Greentech Co. Ltd.	10,229	149,622
*	Amotech Co. Ltd.	31,831	847,212
*	Anam Electronics Co. Ltd.	228,729	465,482
# *	Ananti, Inc.	252,759	2,867,439
# *	Anterogen Co. Ltd.	2,593	130,367
*	Apact Co. Ltd.	66,064	362,506
*	Aprogen Healthcare & Games, Inc.	348,018	232,068
*	Aprogen Medicines, Inc.	295,531	474,456
*	Aprogen pharmaceuticals, Inc.	861,356	754,087
*	APS Holdings Corp.	61,048	936,315
	APTC Co. Ltd.	5,705	81,947
* ††	Arion Technology, Inc.	51,658	2,279
*	Ascendio Co. Ltd.	42,080	119,512
	Asia Cement Co. Ltd.	6,157	720,900
	ASIA Holdings Co. Ltd.	4,032	430,630
	Asia Pacific Satellite, Inc.	3,095	34,483
	Asia Paper Manufacturing Co. Ltd.	19,706	774,424
*	Asiana Airlines, Inc.	82,372	1,591,211
	Atec Co. Ltd.	18,164	379,010
*	A-Tech Solution Co. Ltd.	10,226	124,110
	Atinum Investment Co. Ltd.	140,303	636,024
*	AUK Corp.	105,844	294,439
	Aurora World Corp.	24,777	218,751
	Austem Co. Ltd.	53,159	129,506
#	Autech Corp.	80,957	757,631
#	Avaco Co. Ltd.	42,545	376,544
	Avatec Co. Ltd.	5,446	103,444
	Baiksan Co. Ltd.	57,960	393,849
# * ††	Barun Electronics Co. Ltd.	10,909	36,584
*	Barunson Entertainment & Arts Corp.	180,998	269,420
#	Bcworld Pharm Co. Ltd.	25,475	370,731
	BGF Co. Ltd.	141,630	673,880
#	BH Co. Ltd.	103,922	1,669,744
# *	Binex Co. Ltd.	126,499	1,799,142
	Binggrae Co. Ltd.	24,680	1,176,809
*	Biolog Device Co. Ltd.	126,061	389,107
# *	BioSmart Co. Ltd.	66,962	310,822
*	Biotoxtech Co. Ltd.	52,802	369,528
	BIT Computer Co. Ltd.	67,460	494,720
	Bixolon Co. Ltd.	39,816	190,316
*	Bluecom Co. Ltd.	46,212	373,749
	BNK Financial Group, Inc.	253,012	1,907,465
#	Boditech Med, Inc.	116,473	1,608,366
*	Bohae Brewery Co. Ltd.	504,472	428,202
	BoKwang Industry Co. Ltd.	66,131	472,643

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Bolak Co. Ltd.	200,936	$358,425
	Bookook Securities Co. Ltd.	14,493	305,590
	Boryung Pharmaceutical Co. Ltd.	124,087	1,532,632
*	Bosung Power Technology Co. Ltd.	218,995	831,936
*	Bridge Biotherapeutics, Inc.	6,700	69,970
*	Bubang Co. Ltd.	113,279	245,143
#	Bukwang Pharmaceutical Co. Ltd.	129,105	1,445,574
	Busan Industrial Co. Ltd.	341	36,248
	BusinessOn Communication Co. Ltd.	1,912	35,663
	BYC Co. Ltd.	1,007	376,063
*	BYON Co. Ltd.	278,366	288,656
	Byucksan Corp.	165,999	520,823
*	Cafe24 Corp.	25,131	621,297
*	CammSys Corp.	267,893	432,128
	Camus Engineering & Construction, Inc.	27,025	67,110
*	Capro Corp.	154,841	550,160
#	Caregen Co. Ltd.	17,521	1,010,870
*	Carelabs Co. Ltd.	2,553	18,605
	Cell Biotech Co. Ltd.	22,894	350,022
*	Cellumed Co. Ltd.	52,659	314,262
*	CENTRAL MOTEK Co. Ltd.	2,023	50,387
# *	Chabiotech Co. Ltd.	79,908	1,338,243
#	Changhae Ethanol Co. Ltd.	22,759	279,759
*	Charm Engineering Co. Ltd.	192,226	207,301
*	Cheil Bio Co. Ltd.	22,914	69,327
#	Cheil Worldwide, Inc.	140,002	2,860,769
*	Chemon, Inc.	127,578	352,233
#	Chemtronics Co. Ltd.	52,337	1,153,005
*	Chemtros Co. Ltd.	37,558	462,224
	Cheryong Electric Co. Ltd.	54,420	310,134
# *	ChinHung International, Inc.	225,900	408,148
	Chinyang Holdings Corp.	98,939	273,331
	Chips&Media, Inc.	12,271	165,668
*	Choa Pharmaceutical Co.	122,325	428,039
*	Choil Aluminum Co. Ltd.	82,363	166,902
	Chokwang Leather Co. Ltd.	607	31,930
	Chokwang Paint Ltd.	20,012	144,037
	Chong Kun Dang Pharmaceutical Corp.	17,286	1,736,137
	Chongkundang Holdings Corp.	13,490	946,447
#	Choong Ang Vaccine Laboratory	30,464	407,735
*	CHOROKBAEM Co Co. Ltd.	11,387	14,999
*	Chorokbaem Media Co. Ltd.	484,198	1,134,763
	Chosun Refractories Co. Ltd.	6,866	517,487
	Chunbo Co. Ltd.	3,555	864,397
#	Chungdahm Learning, Inc.	20,080	593,384
*	CJ Freshway Corp.	28,355	799,906
# *	CJ Seafood Corp.	94,629	314,875
	CKD Bio Corp.	14,771	533,185
#	Classys, Inc.	47,592	908,105
	Clean & Science Co. Ltd.	18,307	316,046
#	CLIO Cosmetics Co. Ltd.	26,496	509,630
# *	Cloud Air Co. Ltd.	128,993	194,431
# *	CMG Pharmaceutical Co. Ltd.	488,516	1,612,597
# * ††	CNT85, Inc.	2,905	681
*	CoAsia Corp.	5,961	44,561
	Com2uSCorp	24,598	2,709,910
	Commax Co. Ltd.	46,473	232,255
*	Comtec Systems Co. Ltd.	55,335	44,079
# *	Coreana Cosmetics Co. Ltd.	130,046	475,815

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Corentec Co. Ltd.	6,847	$82,815
*	CORESTEM, Inc.	22,616	361,410
	Cosmax BTI, Inc.	13,075	195,339
*	COSMAX NBT, Inc.	53,231	373,635
*	Cosmax, Inc.	35,658	3,794,071
# *	Cosmecca Korea Co. Ltd.	23,478	300,094
*	CosmoAM&T Co. Ltd.	87,304	3,156,870
*	Cosmochemical Co. Ltd.	84,987	1,133,090
#	Cowell Fashion Co. Ltd.	123,926	976,107
	Cowintech Co. Ltd.	7,177	231,692
	Creas F&C Co. Ltd.	740	27,142
# *	Creative & Innovative System	187,522	2,962,200
	Crown Confectionery Co. Ltd.	22,265	196,449
	CROWNHAITAI Holdings Co. Ltd.	25,793	195,824
# *	CrystalGenomics, Inc.	154,390	907,340
*	CS Bearing Co. Ltd.	2,874	51,168
# *	CTC BIO, Inc.	126,843	942,834
*	CUBE ENTERTAINMENT, Inc.	6,953	106,630
#	Cuckoo Holdings Co. Ltd.	32,153	620,790
#	Cuckoo Homesys Co. Ltd.	30,793	1,148,123
*	Curexo, Inc.	30,247	188,904
# *	Curo Co. Ltd.	641,491	276,907
	Cymechs, Inc.	28,805	404,453
#	D.I Corp.	87,777	595,215
# *	DA Technology Co. Ltd.	60,673	432,780
	Dae Han Flour Mills Co. Ltd.	4,487	630,395
	Dae Hwa Pharmaceutical Co. Ltd.	57,759	493,569
	Dae Hyun Co. Ltd.	102,719	252,995
	Dae Won Chemical Co. Ltd.	92,010	461,049
	Dae Won Kang Up Co. Ltd.	165,207	596,478
*	Dae Young Packaging Co. Ltd.	248,153	528,742
*	Dae Yu Co. Ltd.	4,103	21,815
#	Daea TI Co. Ltd.	295,618	1,675,858
*	Daebo Magnetic Co. Ltd.	2,289	66,444
#	Daebongls Co. Ltd.	29,867	223,379
# *	Daechang Co. Ltd.	262,416	457,854
	Daechang Forging Co. Ltd.	26,733	174,085
*	Daechang Solution Co. Ltd.	71,072	34,196
	Daedong Corp.	67,150	564,640
	Daeduck Co. Ltd.	25,027	157,165
	Daeduck Electronics Co. Ltd.	99,329	1,463,602
*	Daehan New Pharm Co. Ltd.	46,120	442,427
	Daehan Steel Co. Ltd.	52,090	829,774
*	DAEHO AL Co. Ltd.	30,452	101,313
*	Dae-Il Corp.	25,341	123,670
#	Daejoo Electronic Materials Co. Ltd.	47,482	4,270,713
	Daejung Chemicals & Metals Co. Ltd.	3,106	58,504
	Daekyo Co. Ltd.	59,377	220,467
	Daelim B&Co Co. Ltd.	44,437	266,652
*	Daemyung Sonoseason Co. Ltd.	267,361	353,352
	Daeryuk Can Co. Ltd.	12,389	61,192
#	Daesang Corp.	98,489	2,014,875
	Daesang Holdings Co. Ltd.	55,011	471,921
*	Daesung Eltec Co. Ltd.	46,242	39,225
	Daesung Energy Co. Ltd.	35,012	286,348
*	Daesung Fine Tech Co. Ltd.	17,567	33,372
	Daesung Holdings Co. Ltd.	20,492	776,720
*	Daesung Industrial Co. Ltd.	83,195	370,720
*	Daesung Private Equity, Inc.	34,984	102,110

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewon Cable Co. Ltd.	267,262	$441,098
*	Daewon Media Co. Ltd.	35,199	1,036,093
	Daewon Pharmaceutical Co. Ltd.	76,596	1,045,966
	Daewon San Up Co. Ltd.	55,250	314,178
# *	Daewoo Electronic Components Co. Ltd.	156,943	421,703
*	Daewoo Engineering & Construction Co. Ltd.	12,569	67,293
#	Daewoong Co. Ltd.	55,668	1,508,375
	Daewoong Pharmaceutical Co. Ltd.	8,594	1,032,992
*	Dahaam E-Tec Co. Ltd.	2,100	87,159
	Daihan Pharmaceutical Co. Ltd.	21,136	547,309
	Daishin Information & Communication	26,889	29,981
	Daishin Securities Co. Ltd.	127,365	2,274,834
*	Daiyang Metal Co. Ltd.	19,520	90,555
*	Danal Co. Ltd.	236,353	1,673,217
#	Danawa Co. Ltd.	32,398	777,147
#	Daou Data Corp.	64,916	754,896
	Daou Technology, Inc.	98,655	1,973,733
# *	Dasan Networks, Inc.	140,990	861,462
#	Dawonsys Co. Ltd.	107,866	3,042,242
*	Dayou Automotive Seat Technology Co. Ltd.	283,403	435,893
*	Dayou Plus Co. Ltd.	354,517	430,579
	DB Financial Investment Co. Ltd.	134,387	815,199
#	DB HiTek Co. Ltd.	37,963	1,876,443
*	DB, Inc.	546,644	479,165
	DCM Corp.	22,097	424,008
#	Dentium Co. Ltd.	29,022	1,720,409
#	Deutsch Motors, Inc.	102,165	665,779
*	Development Advance Solution Co. Ltd.	39,144	173,267
	Device ENG Co. Ltd.	2,439	61,498
*	Dexter Studios Co. Ltd.	46,226	956,623
#	DGB Financial Group, Inc.	644,591	5,711,607
	DHP Korea Co. Ltd.	48,800	292,109
	DI Dong Il Corp.	5,611	1,380,239
	Digital Chosun Co. Ltd.	144,719	432,210
	Digital Daesung Co. Ltd.	65,314	546,000
	Digital Power Communications Co. Ltd.	138,680	1,766,093
*	DIO Corp.	47,102	1,521,683
	Display Tech Co. Ltd.	52,616	411,285
	DL Construction Co. Ltd.	26,871	678,790
	DL Holdings Co. Ltd.	35,318	1,991,268
	DMS Co. Ltd.	93,018	512,354
#	DNF Co. Ltd.	38,211	670,488
	Dohwa Engineering Co. Ltd.	60,443	410,136
	Dong A Eltek Co. Ltd.	19,652	181,882
	Dong Ah Tire & Rubber Co. Ltd.	38,282	428,604
	Dong-A Hwasung Co. Ltd.	4,831	59,264
	Dong-A Socio Holdings Co. Ltd.	16,055	1,454,663
	Dong-A ST Co. Ltd.	22,300	1,391,825
	Dong-Ah Geological Engineering Co. Ltd.	32,330	511,546
# *	Dongbang Transport Logistics Co. Ltd.	74,641	254,135
	Dongbu Corp.	41,743	539,771
	Dongil Industries Co. Ltd.	4,432	539,061
#	Dongjin Semichem Co. Ltd.	142,043	4,275,784
	Dongkoo Bio & Pharma Co. Ltd.	10,615	73,821
	DongKook Pharmaceutical Co. Ltd.	107,346	2,063,352
	Dongkuk Industries Co. Ltd.	161,706	538,436
#	Dongkuk Steel Mill Co. Ltd.	247,260	3,608,899
#	Dongkuk Structures & Construction Co. Ltd.	129,912	652,878
	Dongsung Chemical Co. Ltd.	140,283	694,505

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsung Finetec Co. Ltd.	74,289	$798,684
*	Dongsung Pharmaceutical Co. Ltd.	8,068	61,506
*	Dongwha Enterprise Co. Ltd.	22,095	1,601,535
	Dongwha Pharm Co. Ltd.	92,411	1,304,562
	Dongwon Development Co. Ltd.	173,212	797,534
#	Dongwon F&B Co. Ltd.	5,249	922,357
#	Dongwon Industries Co. Ltd.	5,132	1,001,513
	Dongwon Systems Corp.	25,142	1,122,638
*	Dongwoo Farm To Table Co. Ltd.	64,179	168,281
	Dongwoon Anatech Co. Ltd.	10,510	54,435
	Dongyang E&P, Inc.	19,653	326,608
*	Dongyang Steel Pipe Co. Ltd.	475,312	589,860
	Doosan Co. Ltd.	22,914	2,027,401
# *	Doosan Infracore Co. Ltd.	145,591	1,310,469
	DoubleUGames Co. Ltd.	41,843	2,299,958
	Douzone Bizon Co. Ltd.	2,597	181,286
	DRB Holding Co. Ltd.	20,458	97,421
*	Dream Security Co. Ltd.	22,218	86,444
	Dreamtech Co. Ltd.	7,465	63,774
*	Dreamus Co.	86,595	347,958
	Drgem Corp.	2,230	22,158
# *	DRTECH Corp.	175,505	231,846
*	DSK Co. Ltd.	6,892	49,098
	DTR Automotive Corp.	16,370	814,849
# *	Duk San Neolux Co. Ltd.	44,916	2,088,495
*	Duksan Techopia Co. Ltd.	5,987	122,268
	Duksung Co. Ltd.	16,254	279,941
	DY Corp.	65,736	309,306
	DY POWER Corp.	34,233	373,895
	DYPNF Co. Ltd.	3,590	118,939
*	E Investment&Development Co. Ltd.	45,203	14,967
# *	E& Corp. Co. Ltd.	111,656	457,252
*	E&M Co. Ltd.	51,773	36,268
	E1 Corp.	15,302	686,708
	Eagon Industrial Ltd.	17,740	216,152
	Easy Bio, Inc.	101,472	438,553
#	Easy Holdings Co. Ltd.	189,353	727,867
	eBEST Investment & Securities Co. Ltd.	14,685	114,183
#	Echo Marketing, Inc.	47,640	708,627
*	EcoBio Holdings Co. Ltd.	38,376	292,814
	Ecoplastic Corp.	6,173	20,357
#	Ecopro Co. Ltd.	69,949	6,014,349
*	Ecopro HN Co. Ltd.	60,256	5,611,129
	e-Credible Co. Ltd.	18,917	324,756
#	Eehwa Construction Co. Ltd.	58,174	334,912
# *	EG Corp.	28,304	435,596
# *	Ehwa Technologies Information Co. Ltd.	328,490	505,549
*	Elcomtec Co. Ltd.	135,002	162,123
	Elentec Co. Ltd.	49,808	460,923
# *	EMKOREA Co. Ltd.	136,418	518,140
# *	EM-Tech Co. Ltd.	48,671	1,099,935
# *	EMW Co. Ltd.	204,411	324,490
*	Enex Co. Ltd.	106,249	222,699
#	ENF Technology Co. Ltd.	39,941	991,066
*	Enplus Co. Ltd.	23,422	69,212
#	Eo Technics Co. Ltd.	38,726	3,571,919
*	e-Starco Co. Ltd.	26,515	74,582
	Estechpharma Co. Ltd.	42,421	382,477
*	ESTsoft Corp.	27,672	425,856

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	E-TRON Co. Ltd.	1,491,477	$695,787
#	Eugene Corp.	191,672	831,300
	Eugene Investment & Securities Co. Ltd.	270,932	883,364
#	Eugene Technology Co. Ltd.	66,860	2,549,145
	Eusu Holdings Co. Ltd.	59,047	301,498
*	EV Advanced Material Co. Ltd.	11,127	16,564
*	Ewon Comfortech Co. Ltd.	7,999	51,414
*	E-World	10,344	21,641
*	Exem Co. Ltd.	92,152	373,136
	ezCaretech Co. Ltd.	4,888	139,660
*	F&F Co. Ltd.	7,141	5,332,907
	F&F Holdings Co. Ltd.	7,212	241,644
	Farmsco	60,959	317,581
	FarmStory Co. Ltd.	168,511	392,508
#	Fine Semitech Corp.	39,942	874,879
*	Fine Technix Co. Ltd.	75,987	714,347
*	Firstec Co. Ltd.	124,443	226,585
*	FNC Entertainment Co. Ltd.	3,147	27,142
# *	Foosung Co. Ltd.	214,745	3,686,759
	Fursys, Inc.	14,385	480,504
*	FutureChem Co. Ltd.	8,398	126,353
*	Futurestream Networks Co. Ltd.	38,691	32,680
* ††	G.U.ON Co. Ltd.	119,314	4,084
	Gabia, Inc.	44,165	484,732
#	Galaxia Moneytree Co. Ltd.	63,004	441,963
*	Gamevil, Inc.	21,236	1,352,474
	Gaon Cable Co. Ltd.	9,381	228,258
*	GemVax & Kael Co. Ltd.	35,770	571,317
*	Gemvaxlink Co. Ltd.	291,934	401,711
*	Genematrix, Inc.	38,546	325,325
*	Genie Music Corp.	141,523	711,967
*	GenNBio, Inc.	227,719	202,623
	Geumhwa PSC Co. Ltd.	6,842	191,846
*	Gigalane Co. Ltd.	15,332	26,623
	Global Standard Technology Co. Ltd.	812	20,134
*	GMB Korea Corp.	35,866	198,671
*	GNCO Co. Ltd.	339,706	242,566
	GOLFZON Co. Ltd.	13,390	1,623,043
	Golfzon Newdin Holdings Co. Ltd.	91,261	678,124
* ††	Good People Co. Ltd.	225,318	152,568
# *	Grand Korea Leisure Co. Ltd.	85,132	1,190,324
	Green Cross Holdings Corp.	81,583	2,047,875
	Green Cross LabCell Corp.	14,949	1,239,230
*	Green Cross Medical Science Corp.	20,427	144,167
	Green Cross Wellbeing Corp.	5,096	49,213
*	GS Global Corp.	205,551	454,749
	GS Retail Co. Ltd.	6,872	189,728
# *	G-treeBNT Co. Ltd.	55,336	776,190
	Gwangju Shinsegae Co. Ltd.	2,830	468,692
	Haatz, Inc.	5,411	44,390
	Hae In Corp.	4,066	21,625
	HAESUNG DS Co. Ltd.	39,224	1,463,626
*	Haesung Optics Co. Ltd.	40,849	35,177
	Haitai Confectionery & Foods Co. Ltd.	40,008	285,570
	Halla Corp.	100,614	486,543
	Halla Holdings Corp.	31,286	1,366,545
*	Han Chang Corp.	175,437	172,169
#	Han Kuk Carbon Co. Ltd.	126,255	1,360,813
*	Hana Micron, Inc.	95,166	1,883,588

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Hanall Biopharma Co. Ltd.	83,754	$1,466,620
	HanChang Paper Co. Ltd.	35,511	62,415
*	Hancom MDS, Inc.	24,878	420,872
*	Hancom, Inc.	72,011	1,235,361
	Handok, Inc.	39,121	793,764
	Handsome Co. Ltd.	59,495	2,149,705
#	Hanil Holdings Co. Ltd.	44,195	528,498
#	Hanil Hyundai Cement Co. Ltd.	13,956	412,253
*	Hanjin Heavy Industries & Construction Co. Ltd.	116,217	953,071
	Hanjin Transportation Co. Ltd.	40,253	1,197,996
* ††	Hankook Corp., Inc.	9,559	767
*	Hankook Cosmetics Manufacturing Co. Ltd.	8,474	228,493
	Hankook Shell Oil Co. Ltd.	2,750	657,425
*	Hankook Technology, Inc.	111,641	97,758
*	Hankuk Steel Wire Co. Ltd.	9,082	59,503
	Hanla IMS Co. Ltd.	23,956	124,324
	Hanmi Semiconductor Co. Ltd.	99,589	2,745,210
	HanmiGlobal Co. Ltd.	31,164	285,328
*	Hans Biomed Corp.	33,731	403,774
#	Hansae Co. Ltd.	74,584	1,484,050
	Hansae Yes24 Holdings Co. Ltd.	45,615	311,271
	Hanshin Construction	34,347	560,389
	Hanshin Machinery Co.	91,006	338,104
	Hansol Chemical Co. Ltd.	8,885	2,507,423
	Hansol Holdings Co. Ltd.	144,162	467,965
# *	Hansol HomeDeco Co. Ltd.	255,321	439,227
	Hansol Logistics Co. Ltd.	24,534	99,216
	Hansol Paper Co. Ltd.	70,349	868,964
*	Hansol Technics Co. Ltd.	116,249	674,038
	Hanssem Co. Ltd.	4,250	370,054
	Hanwha Aerospace Co. Ltd.	76,650	2,960,570
	Hanwha Corp.	64,206	1,848,289
*	Hanwha General Insurance Co. Ltd.	244,653	947,821
*	Hanwha Investment & Securities Co. Ltd.	463,500	2,202,283
	Hanyang Eng Co. Ltd.	41,731	549,974
	Hanyang Securities Co. Ltd.	37,231	567,480
*	Harim Co. Ltd.	208,696	514,699
#	Harim Holdings Co. Ltd.	145,706	1,208,609
*	HB SOLUTION Co. Ltd.	28,101	514,846
#	HB Technology Co. Ltd.	271,906	592,622
	HDC Hyundai Development Co. Engineering & Construction, Class E	103,857	2,277,511
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	256,541
#	HDC I-Controls Co. Ltd.	24,719	250,862
# *	Helixmith Co. Ltd.	51,227	1,045,765
*	Heung-A Shipping Co. Ltd.	120,300	390,687
*	Heungkuk Fire & Marine Insurance Co. Ltd.	211,172	701,699
*	HFR, Inc.	14,333	262,056
	High Tech Pharm Co. Ltd.	9,245	128,234
	HIMS Co. Ltd.	3,230	25,224
#	Hite Jinro Co. Ltd.	71,276	2,127,054
#	Hitejinro Holdings Co. Ltd.	27,709	353,286
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	130,384	704,508
# *	HLB Life Science Co. Ltd.	228,090	2,920,968
*	HLB POWER Co. Ltd.	199,045	286,664
	HLscience Co. Ltd.	3,143	97,539
* ††	HNT Electronics Co. Ltd.	55,565	17,118
*	Home Center Holdings Co. Ltd.	427,427	631,578
# *	Homecast Co. Ltd.	143,591	379,749
	HS Industries Co. Ltd.	173,247	998,144

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HSD Engine Co. Ltd.	87,801	$695,185
#	Huchems Fine Chemical Corp.	78,515	1,779,556
*	Hugel, Inc.	2,576	400,264
*	Humasis Co. Ltd.	52,128	721,755
*	Humax Co. Ltd.	59,443	258,175
	Humedix Co. Ltd.	25,895	615,536
*	Huneed Technologies	34,054	207,043
#	Huons Co. Ltd.	29,161	1,264,500
	Huons Global Co. Ltd.	26,067	1,102,279
#	Huvis Corp.	67,616	565,774
	Huvitz Co. Ltd.	39,547	293,587
	Hwa Shin Co. Ltd.	48,675	400,969
	Hwacheon Machine Tool Co. Ltd.	4,961	155,554
# *	Hwail Pharm Co. Ltd.	150,233	364,804
	Hwangkum Steel & Technology Co. Ltd.	41,151	319,345
	Hwaseung Corp. Co. Ltd.	109,327	263,795
#	Hwaseung Enterprise Co. Ltd.	71,812	1,056,904
*	Hwaseung R&A Co. Ltd.	51,059	267,112
	HwaSung Industrial Co. Ltd.	45,010	516,237
	Hy-Lok Corp.	37,211	603,653
*	Hyosung Chemical Corp.	3,635	900,262
#	Hyosung Corp.	7,523	666,065
*	Hyosung Heavy Industries Corp.	1,710	98,895
	Hyosung TNC Corp.	537	276,080
	HyosungITX Co. Ltd.	14,677	240,419
	Hyundai Bioland Co. Ltd.	64,133	1,097,398
	Hyundai BNG Steel Co. Ltd.	41,421	593,643
*	Hyundai Construction Equipment Co. Ltd.	54,680	1,892,611
#	Hyundai Corp.	34,575	545,705
	Hyundai Corp. Holdings, Inc.	23,971	266,277
	Hyundai Department Store Co. Ltd.	46,770	3,320,864
*	Hyundai Electric & Energy System Co. Ltd.	50,960	968,061
	Hyundai Elevator Co. Ltd.	72,251	3,000,281
	Hyundai Energy Solutions Co. Ltd.	1,831	36,077
	Hyundai Ezwel Co. Ltd.	82,435	696,696
	Hyundai Futurenet Co. Ltd.	197,961	797,539
#	Hyundai Greenfood Co. Ltd.	202,636	1,684,813
	Hyundai Home Shopping Network Corp.	26,589	1,596,073
	Hyundai HT Co. Ltd.	8,282	63,390
	Hyundai Livart Furniture Co. Ltd.	50,975	692,804
	Hyundai Marine & Fire Insurance Co. Ltd.	153,436	3,450,727
*	Hyundai Mipo Dockyard Co. Ltd.	6,685	434,758
	Hyundai Motor Securities Co. Ltd.	76,683	833,009
	Hyundai Pharmaceutical Co. Ltd.	96,966	492,679
# *	Hyundai Rotem Co. Ltd.	200,316	3,879,131
	Hyundai Wia Corp.	65,353	4,719,520
*	Hyungji Elite, Inc.	17,875	59,915
# * ††	Hyupjin Co. Ltd.	97,584	70,147
	HyVision System, Inc.	58,211	840,142
*	I&C Technology Co. Ltd.	56,987	199,472
#	i3system, Inc.	21,257	310,932
*	iA, Inc.	1,114,285	976,952
	ICD Co. Ltd.	60,918	653,432
# *	Icure Pharm, Inc.	5,160	176,849
	IDIS Holdings Co. Ltd.	1,320	14,490
*	IHQ, Inc.	318,701	505,583
*	Il Dong Pharmaceutical Co. Ltd.	48,363	583,290
	Il Sung Construction Co. Ltd.	26,318	138,393
#	Iljin Diamond Co. Ltd.	30,985	1,004,798

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Iljin Display Co. Ltd.	96,082	$285,226
	Iljin Electric Co. Ltd.	81,571	400,446
#	Iljin Holdings Co. Ltd.	90,465	519,737
	Iljin Power Co. Ltd.	9,780	144,800
	Ilshin Spinning Co. Ltd.	6,575	644,664
# *	Ilshin Stone Co. Ltd.	206,774	492,426
	ilShinbiobase Co. Ltd.	147,117	549,897
#	Ilsung Pharmaceuticals Co. Ltd.	4,137	274,585
#	Ilyang Pharmaceutical Co. Ltd.	59,729	1,525,014
*	IM Co. Ltd.	41,501	34,645
	iMarketKorea, Inc.	74,129	697,832
*	INBIOGEN Co. Ltd.	57,854	184,072
	InBody Co. Ltd.	44,661	1,039,585
*	INCON Co. Ltd.	63,380	100,643
*	Incross Co. Ltd.	17,970	710,528
	INFAC Corp.	1,703	23,211
# *	Infinitt Healthcare Co. Ltd.	60,954	372,809
* ††	Infinity NT Co. Ltd.	414,534	129,437
	INITECH Co. Ltd.	34,978	180,893
	Innocean Worldwide, Inc.	40,415	2,034,402
*	Innometry Co. Ltd.	3,145	40,563
	InnoWireless, Inc.	20,746	672,339
# *	Innox Advanced Materials Co. Ltd.	60,779	2,210,154
*	Inscobee, Inc.	313,331	880,010
# *	Insun ENT Co. Ltd.	125,683	1,306,016
	Intekplus Co. Ltd.	17,565	377,427
	Intellian Technologies, Inc.	10,922	667,947
	Intelligent Digital Integrated Security Co. Ltd.	25,863	564,373
# *	Interflex Co. Ltd.	58,701	652,706
#	Interojo Co. Ltd.	37,170	939,366
	Interpark Corp.	265,024	1,520,523
	INTOPS Co. Ltd.	50,901	1,015,277
# *	iNtRON Biotechnology, Inc.	80,956	1,336,800
	Inzi Controls Co. Ltd.	5,304	76,719
	INZI Display Co. Ltd.	20,792	60,235
# *	Iones Co. Ltd.	71,025	526,977
#	IS Dongseo Co. Ltd.	62,228	2,412,864
	ISC Co. Ltd.	45,161	1,021,702
	i-SENS, Inc.	41,405	1,188,084
	ISU Chemical Co. Ltd.	85,119	1,110,109
*	IsuPetasys Co. Ltd.	176,576	625,797
	It’s Hanbul Co. Ltd.	24,577	453,935
*	Jahwa Electronics Co. Ltd.	50,494	808,988
	JASTECH Ltd.	29,488	157,060
*	Jayjun Cosmetic Co. Ltd.	256,148	253,127
	JB Financial Group Co. Ltd.	506,056	3,847,035
#	JC Chemical Co. Ltd.	11,668	101,497
	JC Hyun System, Inc.	50,883	281,834
*	Jcontentree Corp.	23,701	1,422,689
	Jeil Pharmaceutical Co. Ltd.	5,220	151,866
*	Jeju Semiconductor Corp.	124,855	512,932
# *	Jeongsan Aikang Co. Ltd.	126,662	232,220
	Jinro Distillers Co. Ltd.	7,784	209,352
	Jinsung T.E.C.	46,797	479,431
	JLS Co. Ltd.	45,466	295,331
*	JNK Heaters Co. Ltd.	62,635	381,432
*	JNTC Co. Ltd.	3,829	27,072
*	JoyCity Corp.	33,623	315,281
# *	Jusung Engineering Co. Ltd.	178,294	1,718,005

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JVM Co. Ltd.	23,322	$320,438
#	JW Holdings Corp.	175,110	586,773
	JW Life Science Corp.	34,614	479,967
#	JW Pharmaceutical Corp.	61,888	1,239,099
*	JW Shinyak Corp.	56,118	185,725
	JYP Entertainment Corp.	111,262	5,004,052
# *	Kanglim Co. Ltd.	152,155	319,530
	Kangnam Jevisco Co. Ltd.	14,797	316,918
*	Kangstem Biotech Co. Ltd.	66,644	199,843
#	KAON Media Co. Ltd.	56,191	794,887
	KC Co. Ltd.	30,758	603,367
	KC Green Holdings Co. Ltd.	56,962	250,734
	KC Tech Co. Ltd.	48,189	928,963
	KCC Engineering & Construction Co. Ltd.	29,044	248,756
	KCC Glass Corp.	26,167	1,351,132
	KCI Ltd.	23,655	179,129
	KCTC	25,319	140,710
# *	KEC Corp.	384,550	1,224,665
#	KEPCO Engineering & Construction Co., Inc.	52,592	3,193,272
#	KEPCO Plant Service & Engineering Co. Ltd.	45,946	1,644,627
*	KEYEAST Co. Ltd.	58,751	762,344
	KG Chemical Corp.	14,892	433,631
	Kginicis Co. Ltd.	74,270	1,187,465
	KGMobilians Co. Ltd.	78,729	620,415
*	KH Electron Co. Ltd.	208,977	139,004
*	KH FEELUX Co. Ltd.	370,756	963,213
# *	KH Vatec Co. Ltd.	69,748	1,443,388
*	KineMaster Corp.	20,329	296,958
	KINX, Inc.	13,780	564,660
	KISCO Corp.	73,250	564,019
	KISCO Holdings Co. Ltd.	38,757	607,529
	KISWIRE Ltd.	42,608	1,004,444
	KleanNara Co. Ltd.	4,131	15,912
	KL-Net Corp.	61,091	227,643
	KM Corp.	34,364	242,484
*	KMH Co. Ltd.	76,111	586,683
# *	KMW Co. Ltd.	61,705	2,180,427
	Kocom Co. Ltd.	30,712	174,925
#	Koentec Co. Ltd.	88,341	684,865
	Koh Young Technology, Inc.	232,869	3,679,788
#	Kolmar BNH Co. Ltd.	33,466	1,017,948
#	Kolmar Korea Co. Ltd.	62,555	2,391,506
	Kolmar Korea Holdings Co. Ltd.	32,252	637,589
	Kolon Corp.	27,737	842,093
#	Kolon Global Corp.	29,832	666,021
	Kolon Industries, Inc.	70,901	5,425,021
*	Kolon Plastic, Inc.	60,456	847,123
	Komelon Corp.	21,175	220,095
	KoMiCo Ltd.	28,518	1,993,608
*	KONA I Co. Ltd.	19,096	565,398
	Kopla Co. Ltd.	76,189	568,016
#	Korea Alcohol Industrial Co. Ltd.	57,156	681,425
	Korea Asset In Trust Co. Ltd.	230,553	872,371
	Korea Cast Iron Pipe Industries Co. Ltd.	50,364	424,193
*	Korea Circuit Co. Ltd.	51,521	696,807
	Korea District Heating Corp.	12,084	427,681
	Korea Electric Terminal Co. Ltd.	24,601	1,591,988
	Korea Electronic Certification Authority, Inc.	76,475	525,176
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	887,266

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Export Packaging Industrial Co. Ltd.	5,621	$123,976
	Korea Flange Co. Ltd.	70,591	175,807
*	Korea Information & Communications Co. Ltd.	24,722	196,537
*	Korea Line Corp.	710,410	1,721,184
#	Korea Petrochemical Ind Co. Ltd.	14,726	2,340,773
	Korea Real Estate Investment & Trust Co. Ltd.	631,386	1,266,387
#	Korea United Pharm, Inc.	39,784	1,661,833
	Korean Reinsurance Co.	362,651	3,003,097
	Kortek Corp.	40,078	377,595
*	KOSES Co. Ltd.	17,598	186,452
# *	KPM Tech Co. Ltd.	304,770	357,730
*	KPS Corp.	2,345	25,363
	KPX Chemical Co. Ltd.	8,847	437,516
*	KSIGN Co. Ltd.	220,369	436,461
	KSS LINE Ltd.	66,599	679,746
*	KT Alpha Co. Ltd.	74,180	584,257
	KT Skylife Co. Ltd.	93,341	810,001
#	KT Submarine Co. Ltd.	60,071	308,927
	KTB Investment & Securities Co. Ltd.	197,713	1,116,743
	KTCS Corp.	129,498	296,247
	Ktis Corp.	123,991	269,982
*	Kuk Young G&M	152,903	262,564
	Kukbo Design Co. Ltd.	13,600	289,166
	Kukdo Chemical Co. Ltd.	14,435	826,944
	Kukdong Corp.	58,432	127,235
#	Kukdong Oil & Chemicals Co. Ltd.	76,171	282,409
# *	Kuk-il Paper Manufacturing Co. Ltd.	412,206	1,518,821
*	Kum Yang Co. Ltd.	95,714	416,982
*	Kumho Tire Co., Inc.	393,348	1,798,479
	KUMHOE&C Co. Ltd.	82,952	857,429
	Kumkang Kind Co. Ltd.	62,740	423,366
	Kwang Dong Pharmaceutical Co. Ltd.	152,957	1,017,868
	Kwang Myung Electric Co. Ltd.	159,899	422,935
#	Kyeryong Construction Industrial Co. Ltd.	31,006	952,137
	Kyobo Securities Co. Ltd.	73,316	552,265
	Kyongbo Pharmaceutical Co. Ltd.	50,392	429,040
	Kyung Dong Navien Co. Ltd.	29,656	1,702,559
*	Kyung Nam Pharm Co. Ltd.	4,697	24,265
	Kyung Nong Corp.	15,142	172,004
#	Kyungbang Co. Ltd.	47,694	543,730
*	Kyungchang Industrial Co. Ltd.	13,370	43,980
	KyungDong City Gas Co. Ltd.	14,614	294,504
	Kyungdong Pharm Co. Ltd.	73,304	902,621
	Kyung-In Synthetic Corp.	138,849	835,333
#	L&C Bio Co. Ltd.	19,772	579,398
*	Lake Materials Co. Ltd.	68,071	272,258
	LaonPeople, Inc.	2,594	37,963
#	LB Semicon, Inc.	141,058	1,534,643
	LEADCORP, Inc.	79,163	678,519
*	Leaders Cosmetics Co. Ltd.	4,536	15,888
	Lee Ku Industrial Co. Ltd.	11,978	39,939
	LEENO Industrial, Inc.	15,458	2,265,597
*	Leenos Corp.	73,526	89,047
	LF Corp.	76,452	1,198,072
	LG HelloVision Co. Ltd.	132,749	786,973
#	LIG Nex1 Co. Ltd.	48,270	1,935,023
	Lion Chemtech Co. Ltd.	33,546	262,430
	LMS Co. Ltd.	20,005	191,586
# *	Lock & Lock Co. Ltd.	81,854	735,763

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Longtu Korea, Inc.	75,734	$389,776
	LOT Vacuum Co. Ltd.	45,136	564,183
	Lotte Chilsung Beverage Co. Ltd.	15,682	1,958,116
	Lotte Confectionery Co. Ltd.	3,088	340,468
*	Lotte Data Communication Co.	2,515	82,600
	LOTTE Fine Chemical Co. Ltd.	76,511	5,585,905
	Lotte Food Co. Ltd.	1,943	634,992
#	LOTTE Himart Co. Ltd.	43,803	1,041,086
*	Lotte Non-Life Insurance Co. Ltd.	226,584	357,184
#	LS Cable & System Asia Ltd.	42,484	304,930
#	LS Corp.	30,860	1,654,548
#	LS Electric Co. Ltd.	24,930	1,261,726
*	Lutronic Corp.	96,909	1,564,353
*	LVMC Holdings	240,724	691,115
	LX Hausys Ltd.	27,474	1,638,198
	LX International Corp.	115,634	2,695,384
#	LX Semicon Co. Ltd.	50,228	4,722,871
	Maeil Dairies Co. Ltd.	4,163	251,260
	Maeil Holdings Co. Ltd.	22,787	193,402
# *	Maniker Co. Ltd.	577,058	214,320
#	Mcnex Co. Ltd.	57,775	2,149,383
	ME2ON Co. Ltd.	105,695	534,003
#	Mediana Co. Ltd.	46,093	236,978
*	MEDICOX Co. Ltd.	94,604	90,739
# * ††	Medience Co. Ltd.	53,361	212,339
*	Medifron DBT Co. Ltd.	10,923	25,258
*	Medipost Co. Ltd.	46,429	905,150
#	Medy-Tox, Inc.	10,861	1,394,410
# *	Meerecompany, Inc.	18,431	389,978
#	MegaStudy Co. Ltd.	34,794	413,102
	MegaStudyEdu Co. Ltd.	33,455	2,202,463
	MEKICS Co. Ltd.	4,300	34,885
	Meritz Financial Group, Inc.	11,015	315,065
	Meritz Fire & Marine Insurance Co. Ltd.	62,230	1,479,190
	META BIOMED Co. Ltd.	84,496	222,342
*	Mgame Corp.	82,559	665,762
	Mi Chang Oil Industrial Co. Ltd.	3,145	213,616
*	MiCo BioMed Co. Ltd.	2,903	29,213
*	MiCo Ltd.	120,402	1,444,905
	Minwise Co. Ltd.	34,635	555,153
	Mirae Asset Life Insurance Co. Ltd.	278,000	1,016,932
	Mirae Asset Venture Investment Co. Ltd.	25,958	187,652
*	Mirae Corp.	7,396	87,318
	Miwon Chemicals Co. Ltd.	3,853	264,117
	Miwon Commercial Co. Ltd.	5,072	901,047
	Miwon Specialty Chemical Co. Ltd.	6,764	1,247,666
	MK Electron Co. Ltd.	65,543	1,057,964
*	MNTech Co. Ltd.	82,096	294,227
*	Mobile Appliance, Inc.	150,262	482,196
# *	MOM’S TOUCH&Co.	111,054	464,786
	Monalisa Co. Ltd.	80,698	274,450
#	MonAmi Co. Ltd.	77,418	310,519
	Moorim P&P Co. Ltd.	100,356	384,981
	Moorim Paper Co. Ltd.	98,251	230,692
#	Motonic Corp.	40,895	390,020
*	Motrex Co. Ltd.	20,315	98,902
*	MP Daesan, Inc.	151,072	106,543
	mPlus Corp.	11,434	135,413
	Mr Blue Corp.	4,494	34,046

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	MS Autotech Co. Ltd.	120,025	$624,797
	Muhak Co. Ltd.	56,713	472,636
#	Multicampus Co. Ltd.	10,891	350,404
*	MyungMoon Pharm Co. Ltd.	128,892	627,325
*	N2Tech Co. Ltd.	16,543	29,616
*	Naintech Co. Ltd.	11,578	32,086
#	Nam Hwa Construction Co. Ltd.	30,178	239,442
#	Namhae Chemical Corp.	91,931	1,056,983
*	NamKwang Engineering & Construction Co. Ltd.	2,218	28,972
# *	Namsun Aluminum Co. Ltd.	285,935	719,860
	Namsung Corp.	22,310	64,879
*	Namu Tech Co. Ltd.	22,466	56,158
*	Namuga Co. Ltd.	36,468	261,656
	Namyang Dairy Products Co. Ltd.	1,212	475,518
*	NanoenTek, Inc.	93,878	579,512
*	Nanos Co. Ltd.	22,823	112,967
	Nasmedia Co. Ltd.	17,192	519,380
*	Nat Games Co. Ltd.	21,949	287,837
# *	Nature & Environment Co. Ltd.	301,292	489,655
*	NDFOS Co. Ltd.	16,993	131,560
	NeoPharm Co. Ltd.	21,714	497,623
*	Neowiz	54,508	1,229,558
*	Neowiz Holdings Corp.	19,937	856,826
# *	NEPES Corp.	73,967	2,224,362
	Newtree Co. Ltd.	2,760	67,809
	Nexen Corp.	108,320	466,070
#	Nexen Tire Corp.	156,544	1,014,907
*	Nexon GT Co. Ltd.	31,371	319,033
*	NEXT BT Co. Ltd.	18,008	25,070
# *	Next Entertainment World Co. Ltd.	74,614	1,097,910
	NextEye Co. Ltd.	197,968	285,094
*	Nexturnbioscience Co. Ltd.	45,576	300,839
*	NHN Corp.	26,956	1,847,005
# *	NHN KCP Corp.	56,859	2,789,833
	NICE Holdings Co. Ltd.	86,345	1,250,132
	Nice Information & Telecommunication, Inc.	24,833	716,578
#	NICE Information Service Co. Ltd.	148,270	2,509,108
	NICE Total Cash Management Co. Ltd.	64,820	308,440
*	NK Co. Ltd.	285,626	275,945
*	NK Mulsan Co. Ltd.	46,671	73,868
	Nong Shim Holdings Co. Ltd.	9,009	596,274
	Nong Woo Bio Co. Ltd.	33,634	342,059
	NongShim Co. Ltd.	6,662	1,615,357
	Noroo Holdings Co. Ltd.	9,344	97,638
	NOROO Paint & Coatings Co. Ltd.	39,524	352,675
	NOVAREX Co. Ltd.	1,879	66,864
	NPC	66,771	364,235
*	NS Co. Ltd.	9,047	87,812
	NS Shopping Co. Ltd.	61,077	727,474
*	NSN Co. Ltd.	15,112	16,876
*	nTels Co. Ltd.	37,498	339,191
*	Nuintek Co. Ltd.	5,752	17,488
*	NuriFlex Co. Ltd.	17,628	120,140
*	NUVOTEC Co. Ltd.	153,125	165,269
	Oceanbridge Co. Ltd.	19,278	227,539
	Okong Corp.	14,342	54,097
*	Omnisystem Co. Ltd.	171,440	328,204
	Openbase, Inc.	117,833	326,813
	Opto Device Technology Co. Ltd.	29,480	175,038

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	OptoElectronics Solutions Co. Ltd.	36,198	$1,037,290
*	OPTRON-TEC, Inc.	98,190	712,046
# *	Orbitech Co. Ltd.	96,889	594,607
*	Orientbio, Inc.	437,273	502,115
#	Orion Holdings Corp.	100,901	1,383,350
*	OSANGJAIEL Co. Ltd.	31,541	254,924
	Osstem Implant Co. Ltd.	47,384	5,022,769
# *	Osung Advanced Materials Co. Ltd.	258,797	587,202
	Ottogi Corp.	2,626	1,081,719
#	Paik Kwang Industrial Co. Ltd.	128,714	621,425
*	Pan Entertainment Co. Ltd.	4,885	29,950
*	PANAGENE, Inc.	15,868	50,870
	Pang Rim Co. Ltd.	101,740	236,334
*	Pan-Pacific Co. Ltd.	119,402	278,580
# *	Paradise Co. Ltd.	125,164	1,866,496
	Park Systems Corp.	2,074	210,681
#	Partron Co. Ltd.	174,259	1,399,359
*	Paru Co. Ltd.	26,788	26,083
	Paseco Co. Ltd.	7,922	150,232
#	People & Technology, Inc.	30,908	926,376
#	PharmaResearch Co. Ltd.	21,005	1,657,098
*	PharmGen Science, Inc.	68,340	694,466
*	Pharmicell Co. Ltd.	161,353	1,728,421
*	Philoptics Co. Ltd.	3,285	29,452
*	Philosys Healthcare Co. Ltd.	60,362	57,130
	PI Advanced Materials Co. Ltd.	61,313	2,374,845
	PLAYWITH, Inc.	7,511	72,332
	Point Engineering Co. Ltd.	11,227	33,910
*	POLARIS WORKS, Inc.	11,295	16,916
* ††	POLUS BioPharm, Inc.	42,209	8,297
#	Poongsan Corp.	83,760	2,373,166
	Poongsan Holdings Corp.	26,475	646,231
	POSCO Coated & Color Steel Co. Ltd.	3,402	166,693
#	Posco ICT Co. Ltd.	241,905	1,387,439
	Posco M-Tech Co. Ltd.	108,798	752,331
*	Power Logics Co. Ltd.	109,408	740,543
# *	Prostemics Co. Ltd.	64,485	153,093
#	Protec Co. Ltd.	19,624	453,159
	PS TEC Co. Ltd.	41,635	169,660
#	PSK, Inc.	43,133	1,429,005
	Pulmuone Co. Ltd.	43,102	629,788
*	Puloon Technology, Inc.	4,603	46,723
	Pungkuk Alcohol Industry Co. Ltd.	23,801	357,960
	Pyeong Hwa Automotive Co. Ltd.	39,595	376,226
	QSI Co. Ltd.	1,036	14,264
*	RaonSecure Co. Ltd.	159,690	671,269
*	Ray Co. Ltd/KR	18,972	470,104
	Rayence Co. Ltd.	21,966	247,495
* ††	Redrover Co. Ltd.	111,853	32,844
#	Reyon Pharmaceutical Co. Ltd.	28,614	1,360,317
#	RFHIC Corp.	71,961	1,937,466
*	RFTech Co. Ltd.	114,269	577,724
	RN2 Technologies Co. Ltd.	3,743	53,549
*	Robostar Co. Ltd.	29,213	510,392
*	Robotis Co. Ltd.	9,311	101,963
*	Rorze Systems Corp.	12,806	58,616
#	Rsupport Co. Ltd.	59,819	366,749
	S Net Systems, Inc.	50,152	282,687
#	S&S Tech Corp.	67,602	2,133,631

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	S.Y. Co. Ltd.	134,827	$443,432
	Sajo Industries Co. Ltd.	10,543	431,005
	Sajodaerim Corp.	2,580	61,500
*	Sajodongaone Co. Ltd.	29,518	32,184
# *	Sam Chun Dang Pharm Co. Ltd.	57,699	2,331,032
# *	SAM KANG M&T Co. Ltd.	103,756	1,852,451
	Sam Young Electronics Co. Ltd.	45,179	467,064
#	Sam Yung Trading Co. Ltd.	77,883	1,036,321
	Sambo Corrugated Board Co. Ltd.	7,239	89,274
*	Sambo Motors Co. Ltd.	41,637	231,583
*	Sambu Engineering & Construction Co. Ltd.	221,891	396,052
	Samchully Co. Ltd.	9,076	733,516
#	Samchuly Bicycle Co. Ltd.	34,522	288,671
#	Samho Development Co. Ltd.	75,689	329,646
	SAMHWA Paints Industrial Co. Ltd.	47,612	409,623
	Samick Musical Instruments Co. Ltd.	235,828	367,558
#	Samick THK Co. Ltd.	39,009	399,727
#	Samil Pharmaceutical Co. Ltd.	43,326	301,297
	Samji Electronics Co. Ltd.	37,339	391,235
	Samjin LND Co. Ltd.	98,862	354,098
	Samjin Pharmaceutical Co. Ltd.	40,194	885,760
*	Samkee Corp.	55,391	248,752
*	Sammok S-Form Co. Ltd.	20,777	287,495
#	SAMPYO Cement Co. Ltd.	125,588	536,853
*	Samsung Pharmaceutical Co. Ltd.	267,348	1,338,020
	Samsung Publishing Co. Ltd.	21,784	639,917
	SAMT Co. Ltd.	249,735	1,122,773
	Samwha Capacitor Co. Ltd.	33,372	1,625,603
	Samwha Electric Co. Ltd.	19,700	487,826
	Samyang Corp.	15,031	879,502
#	Samyang Foods Co. Ltd.	14,950	1,047,902
	Samyang Holdings Corp.	16,535	1,457,595
	Samyang Packaging Corp.	1,872	42,319
	Samyang Tongsang Co. Ltd.	5,256	287,197
*	Samyoung Chemical Co. Ltd.	19,509	52,752
#	Sang-A Frontec Co. Ltd.	39,148	2,117,706
*	Sangbo Corp.	96,831	163,232
*	Sangsangin Co. Ltd.	137,397	1,053,042
	Sangsin Energy Display Precision Co. Ltd.	47,374	693,489
	SaraminHR Co. Ltd.	28,185	1,109,153
	Satrec Initiative Co. Ltd.	26,747	1,153,207
	SAVEZONE I&C Corp.	84,187	229,996
*	SBI Investment Korea Co. Ltd.	442,856	670,142
*	SBS Media Holdings Co. Ltd.	113,708	201,382
# *	SBW	962,183	608,716
	SCI Information Service, Inc.	18,181	52,294
# *	S-Connect Co. Ltd.	226,151	353,573
*	SD Biotechnologies Co. Ltd.	20,706	59,143
# *	SDN Co. Ltd.	224,182	432,612
	Seah Besteel Corp.	51,280	951,429
	SeAH Holdings Corp.	3,283	311,928
	SeAH Steel Corp.	5,429	480,754
	SeAH Steel Holdings Corp.	7,011	754,421
	Sebang Co. Ltd.	52,131	557,906
#	Sebang Global Battery Co. Ltd.	24,743	1,739,559
	Secuve Co. Ltd.	194,990	216,952
	Segyung Hitech Co. Ltd.	5,861	121,986
	Sejin Heavy Industries Co. Ltd.	23,264	129,826
	Sejong Industrial Co. Ltd.	53,849	507,411

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Sejong Telecom, Inc.	1,627,463	$809,171
*	Sekonix Co. Ltd.	47,555	336,471
# *	Selvas AI, Inc.	94,564	317,492
	Sempio Foods Co.	11,376	450,679
	Semyung Electric Machinery Co. Ltd.	8,458	38,877
	S-Energy Co. Ltd.	75,802	305,239
#	Seobu T&D	151,133	1,132,671
	Seohan Co. Ltd.	356,090	588,422
# *	Seojin System Co. Ltd.	26,928	796,742
*	Seoul Auction Co. Ltd.	41,464	993,268
	Seoul City Gas Co. Ltd.	777	110,604
*	Seoul Food Industrial Co. Ltd.	1,520,855	428,703
# *	Seoul Pharma Co. Ltd.	22,356	135,041
#	Seoul Semiconductor Co. Ltd.	182,458	2,336,495
	Seoul Viosys Co. Ltd.	1,728	20,858
#	Seoulin Bioscience Co. Ltd.	31,699	610,164
# *	Seowon Co. Ltd.	158,377	290,874
	SEOWONINTECH Co. Ltd.	30,564	167,115
#	Seoyon Co. Ltd.	56,279	757,794
	Seoyon E-Hwa Co. Ltd.	37,029	245,362
	Settle Bank, Inc.	5,871	163,707
	Sewha P&C, Inc.	69,084	104,900
*	Sewon E&C Co. Ltd.	518,090	485,697
††	Sewon Precision Industry Co. Ltd.	25,563	33,183
	SEWOONMEDICAL Co. Ltd.	96,699	352,589
#	SFA Engineering Corp.	80,518	2,435,195
# *	SFA Semicon Co. Ltd.	341,894	1,858,212
	S-Fuelcell Co. Ltd.	5,248	147,712
*	SG Corp.	525,085	310,777
	SGC e Tec E&C Co. Ltd.	4,827	287,182
*	SH Energy & Chemical Co. Ltd.	396,837	371,692
#	Shin Heung Energy & Electronics Co. Ltd.	8,995	506,882
	Shindaeyang Paper Co. Ltd.	7,593	569,983
#	Shinil Electronics Co. Ltd.	324,797	540,835
	Shinsegae Engineering & Construction Co. Ltd.	11,416	373,269
	Shinsegae Food Co. Ltd.	6,389	494,700
#	Shinsegae International, Inc.	7,862	1,133,785
	Shinsegae, Inc.	367	78,065
	Shinsung Delta Tech Co. Ltd.	37,353	519,723
*	Shinsung E&G Co. Ltd.	610,324	1,237,884
# *	Shinsung Tongsang Co. Ltd.	217,640	671,583
#	Shinwha Intertek Corp.	111,797	335,229
*	Shinwon Corp.	193,213	569,139
	Shinyoung Securities Co. Ltd.	18,479	994,037
*	SHOWBOX Corp.	131,610	784,488
*	Signetics Corp.	215,282	323,318
#	SIGONG TECH Co. Ltd.	41,291	223,622
#	Silla Co. Ltd.	28,011	308,056
	SIMMTECH Co. Ltd.	66,827	1,761,253
	SIMPAC, Inc.	57,924	391,507
*	Sindoh Co. Ltd.	20,858	588,071
	Sinil Pharm Co. Ltd.	1,768	18,521
*	SinSin Pharmaceutical Co. Ltd.	32,598	198,996
	SJ Group Co. Ltd.	8,579	179,232
	SK D&D Co. Ltd.	37,022	1,002,752
	SK Discovery Co. Ltd.	46,724	1,907,179
	SK Gas Ltd.	7,362	870,356
	SK Networks Co. Ltd.	613,231	2,671,288
*	SK Rent A Car Co. Ltd.	7,490	77,818

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK Securities Co. Ltd.	1,565,733	$1,317,813
	SL Corp.	64,177	1,808,252
*	SM Culture & Contents Co. Ltd.	211,274	859,778
# *	SM Entertainment Co. Ltd.	82,240	5,541,014
*	SM Life Design Group Co. Ltd.	66,427	198,283
*	S-MAC Co. Ltd.	949,135	945,061
	SMCore, Inc.	57,045	340,532
*	SMEC Co. Ltd.	110,311	162,528
	SNT Dynamics Co. Ltd.	49,133	390,196
	SNT Energy Co. Ltd.	10,631	200,295
	SNT Holdings Co. Ltd.	27,174	413,174
	SNT Motiv Co. Ltd.	37,176	1,605,165
*	SNU Precision Co. Ltd.	96,862	290,251
*	Solborn, Inc.	54,990	248,268
*	Solid, Inc.	246,322	1,408,430
	Songwon Industrial Co. Ltd.	73,277	1,127,096
# *	Sonokong Co. Ltd.	81,520	205,036
	Soosan Heavy Industries Co. Ltd.	50,388	115,037
	Soulbrain Co. Ltd.	11,225	2,519,688
# *	Soulbrain Holdings Co. Ltd.	19,846	743,378
	SPC Samlip Co. Ltd.	9,586	628,475
	Speco Co. Ltd.	10,580	55,472
#	SPG Co. Ltd.	47,728	404,829
#	Spigen Korea Co. Ltd.	15,793	618,396
* ††	Ssangyong Motor Co.	208,506	185,346
# *	ST Pharm Co. Ltd.	33,206	2,489,015
*	Straffic Co. Ltd.	36,989	193,629
	Suheung Co. Ltd.	24,012	983,330
	Sun Kwang Co. Ltd.	17,965	857,825
*	SundayToz Corp.	24,267	463,910
	Sung Bo Chemicals Co. Ltd.	39,494	144,874
	Sung Kwang Bend Co. Ltd.	79,754	627,995
*	Sungchang Enterprise Holdings Ltd.	228,853	498,000
	Sungdo Engineering & Construction Co. Ltd.	38,063	179,719
#	Sungshin Cement Co. Ltd.	85,630	817,671
#	Sungwoo Hitech Co. Ltd.	225,894	1,168,743
#	Sunjin Co. Ltd.	54,492	604,013
*	Sunny Electronics Corp.	173,358	587,020
*	Suprema, Inc.	22,446	477,570
	SV Investment Corp.	49,457	154,413
*	Synergy Innovation Co. Ltd.	105,399	367,963
*	Synopex, Inc.	300,940	773,289
*	Syntekabio, Inc.	5,700	54,127
	Systems Technology, Inc.	47,722	671,673
#	Tae Kyung Industrial Co. Ltd.	48,311	266,793
	Taekwang Industrial Co. Ltd.	1,278	1,094,020
	Taekyung BK Co. Ltd.	17,292	84,654
* ††	Taewoong Co. Ltd.	56,071	449,844
#	Taeyoung Engineering & Construction Co. Ltd.	85,762	815,874
# *	Taihan Electric Wire Co. Ltd.	1,075,469	2,066,902
*	Taihan Fiberoptics Co. Ltd.	272,501	745,755
*	Taihan Textile Co. Ltd.	1,976	78,060
*	Tailim Packaging Co. Ltd.	63,432	227,344
	TechWing, Inc.	64,250	1,173,315
*	Tego Science, Inc.	8,146	170,088
# *	Telcon RF Pharmaceutical, Inc.	277,957	807,889
*	Telechips, Inc.	41,190	554,086
*	TERA SCIENCE Co. Ltd.	12,533	21,175
#	TES Co. Ltd.	60,845	1,391,606

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	Theragen Etex Co. Ltd.	136,488	$758,043
# *	Thinkware Systems Corp.	27,004	404,087
*	TK Chemical Corp.	195,316	1,163,694
	TK Corp.	70,451	709,328
*	TOBESOFT Co. Ltd.	19,357	33,630
	Tokai Carbon Korea Co. Ltd.	21,692	2,320,000
	Tongyang Life Insurance Co. Ltd.	196,641	1,150,552
#	Tongyang, Inc.	631,216	905,744
*	Tonymoly Co. Ltd.	12,425	72,918
*	Top Engineering Co. Ltd.	52,518	335,371
#	Toptec Co. Ltd.	101,155	757,917
*	Tovis Co. Ltd.	56,715	413,032
	TS Corp.	195,168	551,936
*	Tuksu Construction Co. Ltd.	19,294	191,373
*	TY Holdings Co. Ltd.	100,316	2,336,224
*	TYM Corp.	469,563	817,451
#	UBCare Co. Ltd.	111,994	736,230
#	Ubiquoss Holdings, Inc.	35,936	511,722
	Ubiquoss, Inc.	27,583	497,010
*	UIL Co. Ltd.	31,844	73,878
#	Uju Electronics Co. Ltd.	27,556	650,177
	Uni-Chem Co. Ltd.	242,858	288,454
*	Unick Corp.	65,151	408,205
	Unid Co. Ltd.	22,821	2,282,086
	Union Materials Corp.	11,306	34,775
	Union Semiconductor Equipment & Materials Co. Ltd.	109,373	1,244,486
	Uniquest Corp.	58,434	517,339
*	Unitekno Co. Ltd.	35,122	360,949
*	UniTest, Inc.	74,969	1,898,033
	UTI, Inc.	20,721	210,235
	V One Tech Co. Ltd.	2,367	17,383
	Value Added Technology Co. Ltd.	33,627	1,168,038
*	Very Good Tour Co. Ltd.	6,630	85,618
	Viatron Technologies, Inc.	49,775	442,091
*	VICTEK Co. Ltd.	91,039	425,869
*	Vidente Co. Ltd.	35,339	439,371
	Vieworks Co. Ltd.	34,857	1,183,638
*	Vina Tech Co. Ltd.	8,741	388,433
#	Visang Education, Inc.	28,996	209,617
	Vitzro Tech Co. Ltd.	13,726	111,147
#	Vitzrocell Co. Ltd.	58,708	820,664
# * ††	VitzroSys Co. Ltd.	4,135	5,308
*	Vivien Corp.	12,352	32,264
*	Vivozon Healthcare, Inc.	57,092	61,011
*	VT GMP Co. Ltd.	34,084	232,745
	Webcash Corp.	13,269	346,028
# *	Webzen, Inc.	59,866	1,385,796
# *	Welcron Co. Ltd.	158,075	573,039
*	Wellbiotec Co. Ltd.	26,400	41,238
#	Wemade Co. Ltd.	85,510	13,380,561
	Whanin Pharmaceutical Co. Ltd.	50,275	772,364
*	WI Co. Ltd.	12,721	17,373
	Wiable Corp.	46,413	122,412
*	WillBes & Co.	276,451	449,133
#	Winix, Inc.	37,501	649,079
*	Winpac, Inc.	16,190	32,190
	Wins Co. Ltd.	26,610	360,873
#	WiSoL Co. Ltd.	84,111	748,069
# *	WIZIT Co. Ltd.	395,737	562,003

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WONIK CUBE Corp.	58,473	$203,601
# *	Wonik Holdings Co. Ltd.	189,560	845,643
#	WONIK IPS Co. Ltd.	65,185	2,262,356
#	Wonik Materials Co. Ltd.	27,417	766,434
*	Wonik Pne Co. Ltd.	48,047	1,422,381
*	Wonik QnC Corp.	62,589	1,351,761
*	Wonpung Mulsan Co. Ltd.	12,366	13,978
	Woojin Plaimm Co. Ltd.	3,881	14,730
	Woojin, Inc.	2,070	17,085
# *	Woongjin Co. Ltd.	9,674	20,028
	Woori Investment Bank Co. Ltd.	1,694,201	1,446,980
# *	Woori Technology, Inc.	601,518	1,133,261
* ††	Wooriro Co. Ltd.	16,683	20,451
	Woorison F&G Co. Ltd.	163,424	324,622
	Woory Industrial Co. Ltd.	28,858	610,774
# *	Woosu AMS Co. Ltd.	106,413	459,552
#	WooSung Feed Co. Ltd.	8,721	224,376
# *	Woowon Development Co. Ltd.	34,932	161,645
	Worldex Industry & Trading Co. Ltd.	49,210	1,029,205
*	Wysiwyg Studios Co. Ltd.	36,786	861,851
	Y G-1 Co. Ltd.	71,199	528,127
# * ††	Y2 Solution Co. Ltd.	88,983	34,838
*	Yapex, Inc.	100,279	170,394
# *	YBM NET, Inc.	18,867	98,935
*	Y-entec Co. Ltd.	25,880	270,859
	Yeong Hwa Metal Co. Ltd.	23,862	40,611
*	Yest Co. Ltd.	54,484	678,444
*	YG Entertainment, Inc.	46,410	2,797,312
*	YG PLUS	39,450	257,935
*	YIK Corp.	98,562	450,295
*	YJM Games Co. Ltd.	191,657	423,762
	YMC Co. Ltd.	59,676	454,169
*	YMT Co. Ltd.	11,270	201,252
	Yonwoo Co. Ltd.	12,390	259,716
	Yoosung Enterprise Co. Ltd.	80,477	232,794
	Youlchon Chemical Co. Ltd.	42,815	807,143
	Young Poong Corp.	730	428,643
	Young Poong Precision Corp.	42,425	365,540
	Youngone Corp.	29,631	1,134,128
	Youngone Holdings Co. Ltd.	25,026	1,007,522
*	YoungWoo DSP Co. Ltd.	125,945	229,518
	YTN Co. Ltd.	73,837	220,056
	Yuanta Securities Korea Co. Ltd.	365,480	1,411,502
	YuHwa Securities Co. Ltd.	96,255	228,388
*	Yujin Robot Co. Ltd.	83,545	237,600
# *	Yungjin Pharmaceutical Co. Ltd.	392,686	1,576,634
	Yuyu Pharma, Inc.	6,028	38,342
	Zeus Co. Ltd.	30,875	550,421
	Zinus, Inc.	26,061	1,745,447

TOTAL SOUTH KOREA			815,278,836

TAIWAN — (16.4%)
#	ABC Taiwan Electronics Corp.	320,977	330,145
	Abico Avy Co. Ltd.	474,841	441,186
	Ability Enterprise Co. Ltd.	926,293	651,672
# *	Ability Opto-Electronics Technology Co. Ltd.	280,776	731,277
#	AcBel Polytech, Inc.	1,634,599	2,037,238
#	ACES Electronic Co. Ltd.	392,000	670,440
*	Acon Holding, Inc.	815,000	224,486

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Acter Group Corp. Ltd.	191,490	$1,278,539
	Action Electronics Co. Ltd.	729,000	365,653
#	ADATA Technology Co. Ltd.	908,879	2,723,473
#	Addcn Technology Co. Ltd.	94,299	859,375
	Advanced Ceramic X Corp.	179,000	2,217,302
#	Advanced International Multitech Co. Ltd.	475,000	1,352,480
*	Advanced Optoelectronic Technology, Inc.	457,000	401,859
	Advanced Power Electronics Corp.	113,000	425,840
#	Advancetek Enterprise Co. Ltd.	1,257,519	1,135,270
	AEON Motor Co. Ltd.	11,359	16,177
	Aerospace Industrial Development Corp.	2,358,000	2,392,577
# *	AGV Products Corp.	1,674,433	612,281
	Airmate Cayman International Co. Ltd.	38,719	27,517
# *	ALI Corp.	827,775	847,600
	All Ring Tech Co. Ltd.	41,000	161,622
#	Allied Circuit Co. Ltd.	113,000	585,490
#	Allis Electric Co. Ltd.	640,367	546,663
#	Alltek Technology Corp.	717,355	781,541
#	Alltop Technology Co. Ltd.	57,774	329,410
#	Alpha Networks, Inc.	1,759,158	1,709,037
#	Altek Corp.	1,105,945	1,499,048
#	Amazing Microelectronic Corp.	262,085	1,931,462
*	Ambassador Hotel	1,252,000	1,364,522
#	Ampire Co. Ltd.	363,000	314,444
#	AMPOC Far-East Co. Ltd.	367,444	506,348
	AmTRAN Technology Co. Ltd.	3,024,951	1,925,369
#	Anderson Industrial Corp.	290,416	110,981
#	Anpec Electronics Corp.	253,007	1,667,168
#	Apac Opto Electronics, Inc.	147,000	162,943
#	Apacer Technology, Inc.	353,325	552,681
#	APAQ Technology Co. Ltd.	202,120	369,751
#	APCB, Inc.	527,000	408,439
#	Apex Biotechnology Corp.	385,483	318,063
#	Apex International Co. Ltd.	562,470	1,581,602
#	Apex Medical Corp.	220,500	210,824
#	Apex Science & Engineering	623,132	240,140
#	Apogee Optocom Co. Ltd.	48,000	122,159
#	Arcadyan Technology Corp.	579,055	2,190,205
	Ardentec Corp.	1,657,274	3,551,140
#	Argosy Research, Inc.	233,396	771,275
#	Asia Electronic Material Co. Ltd.	331,000	246,192
#	Asia Optical Co., Inc.	885,000	2,825,677
*	Asia Pacific Telecom Co. Ltd.	6,978,999	2,063,413
*	Asia Plastic Recycling Holding Ltd.	913,182	240,603
#	Asia Polymer Corp.	1,570,996	2,212,596
#	Asia Tech Image, Inc.	222,000	446,604
	Asia Vital Components Co. Ltd.	1,141,058	3,409,707
#	ASROCK, Inc.	180,000	1,125,162
	ATE Energy International Co. Ltd.	10,274	11,090
	Aten International Co. Ltd.	374,479	1,137,137
#	Audix Corp.	279,600	573,517
#	AURAS Technology Co. Ltd.	273,148	1,570,521
#	Aurona Industries, Inc.	246,000	173,744
	Aurora Corp.	262,349	838,086
	Avalue Technology, Inc.	198,000	351,446
	Awea Mechantronic Co. Ltd.	132,210	162,391
#	Axiomtek Co. Ltd.	244,000	460,151
# *	Azurewave Technologies, Inc.	345,000	269,476
	Bank of Kaohsiung Co. Ltd.	2,442,071	988,852

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Baolong International Co. Ltd.	311,000	$222,563
	Basso Industry Corp.	501,900	777,075
#	BenQ Materials Corp.	650,000	920,970
#	BES Engineering Corp.	5,473,750	1,731,544
#	Bin Chuan Enterprise Co. Ltd.	372,070	330,431
#	Bionet Corp.	132,000	202,752
#	Bionime Corp.	133,000	324,968
#	Biostar Microtech International Corp.	631,975	460,007
	Bioteque Corp.	253,308	998,955
#	Bizlink Holding, Inc.	525,492	4,857,473
	Bon Fame Co. Ltd.	71,000	103,179
#	Bright Led Electronics Corp.	391,520	330,633
#	Brighton-Best International Taiwan, Inc.	1,504,318	1,879,511
#	Browave Corp.	197,000	282,456
#	C Sun Manufacturing Ltd.	546,504	893,531
*	Cameo Communications, Inc.	745,645	360,349
#	Capital Futures Corp.	344,895	479,877
	Capital Securities Corp.	6,576,501	3,589,428
#	Career Technology MFG. Co. Ltd.	1,770,459	1,596,888
#	Carnival Industrial Corp.	415,353	201,934
	Cathay Chemical Works	30,000	25,616
	Cathay Real Estate Development Co. Ltd.	2,197,700	1,541,509
#	Cayman Engley Industrial Co. Ltd.	152,099	355,945
#	CCP Contact Probes Co. Ltd.	137,000	301,554
#	Celxpert Energy Corp.	312,000	521,782
	Center Laboratories, Inc.	1,520,049	3,635,679
#	Central Reinsurance Co. Ltd.	504,380	509,008
# *	Chain Chon Industrial Co. Ltd.	674,000	514,113
#	ChainQui Construction Development Co. Ltd.	451,080	298,048
# *	Champion Building Materials Co. Ltd.	967,851	374,091
#	Chang Wah Electromaterials, Inc.	1,379,350	1,677,919
#	Chang Wah Technology Co. Ltd.	494,170	1,854,200
#	Channel Well Technology Co. Ltd.	744,000	1,089,833
#	Chant Sincere Co. Ltd.	215,000	308,294
	Charoen Pokphand Enterprise	651,985	1,875,562
#	CHC Healthcare Group.	411,000	543,413
	CHC Resources Corp.	346,282	560,887
#	Chen Full International Co. Ltd.	350,000	518,705
#	Chenbro Micom Co. Ltd.	217,000	587,511
#	Cheng Loong Corp.	2,928,383	3,587,585
# *	Cheng Mei Materials Technology Corp.	2,509,900	1,074,871
	Cheng Uei Precision Industry Co. Ltd.	1,467,331	2,039,824
#	Chenming Electronic Technology Corp.	309,437	150,370
	Chia Chang Co. Ltd.	437,000	732,711
#	Chia Hsin Cement Corp.	1,777,121	1,291,422
#	Chian Hsing Forging Industrial Co. Ltd.	138,000	213,153
	Chicony Electronics Co. Ltd.	143,000	408,912
#	Chicony Power Technology Co. Ltd.	561,454	1,409,452
	Chief Telecom, Inc.	3,000	30,798
#	Chieftek Precision Co. Ltd.	235,225	734,140
#	Chien Kuo Construction Co. Ltd.	658,249	310,464
	Chilisin Electronics Corp.	930,380	2,886,398
	Chime Ball Technology Co. Ltd.	106,840	150,488
	China Bills Finance Corp.	3,077,000	1,844,100
#	China Chemical & Pharmaceutical Co. Ltd.	931,000	740,143
#	China Ecotek Corp.	145,000	205,717
	China Electric Manufacturing Corp.	864,959	359,343
#	China Fineblanking Technology Co. Ltd.	159,243	239,702
	China General Plastics Corp.	1,567,461	2,095,315

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	China Glaze Co. Ltd.	310,002	$162,606
#	China Man-Made Fiber Corp.	4,721,390	1,727,219
	China Metal Products	1,152,603	1,327,114
	China Motor Corp.	927,600	2,310,785
# *	China Petrochemical Development Corp.	12,888,150	5,615,777
	China Steel Chemical Corp.	618,554	2,749,190
#	China Steel Structure Co. Ltd.	374,000	746,479
#	China Wire & Cable Co. Ltd.	311,160	303,187
#	Chinese Maritime Transport Ltd.	360,594	730,076
#	Ching Feng Home Fashions Co. Ltd.	544,409	392,350
#	Chin-Poon Industrial Co. Ltd.	1,525,207	1,642,530
#	Chipbond Technology Corp.	2,512,000	5,830,820
	ChipMOS Technologies, Inc.	2,191,076	3,643,446
	Chlitina Holding Ltd.	188,000	1,613,673
#	Chong Hong Construction Co. Ltd.	712,666	1,891,522
#	Chun YU Works & Co. Ltd.	536,000	554,828
#	Chun Yuan Steel Industry Co. Ltd.	1,901,529	1,553,925
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,515,375	2,247,639
	Chung Hung Steel Corp.	306,979	387,330
	Chung Hwa Food Industrial Co. Ltd.	117,535	552,589
# *	Chung Hwa Pulp Corp.	1,649,405	1,320,226
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	326,805
	Chunghwa Precision Test Tech Co. Ltd.	9,000	257,650
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	198,542
	Cleanaway Co. Ltd.	306,000	2,355,952
	Clevo Co.	1,826,200	2,263,851
#	CMC Magnetics Corp.	4,603,498	1,462,038
#	C-Media Electronics, Inc.	48,000	177,088
#	CoAsia Electronics Corp.	441,378	205,826
#	Collins Co. Ltd.	445,431	244,849
	Compeq Manufacturing Co. Ltd.	1,045,000	1,520,739
#	Compucase Enterprise	278,000	311,232
#	Concord Securities Co. Ltd.	2,120,796	903,402
#	Concraft Holding Co. Ltd.	362,841	740,062
#	Continental Holdings Corp.	1,525,320	1,383,563
#	Contrel Technology Co. Ltd.	567,000	403,064
#	Coremax Corp.	288,665	1,788,290
	Coretronic Corp.	1,376,200	2,848,555
#	Co-Tech Development Corp.	829,533	2,240,297
#	Cowealth Medical Holding Co. Ltd.	175,972	156,067
*	Coxon Precise Industrial Co. Ltd.	116,000	55,744
# *	CSBC Corp. Taiwan	1,758,677	1,380,423
	CTCI Corp.	2,350,000	3,079,302
*	C-Tech United Corp.	151,971	131,055
#	Cub Elecparts, Inc.	264,297	1,627,352
#	CviLux Corp.	266,040	459,230
#	Cyberlink Corp.	238,697	777,617
#	CyberPower Systems, Inc.	242,000	657,373
#	CyberTAN Technology, Inc.	1,264,779	1,206,342
#	Cypress Technology Co. Ltd.	169,489	360,706
#	DA CIN Construction Co. Ltd.	1,177,711	1,285,875
	Dadi Early-Childhood Education Group Ltd.	21,357	116,123
	Dafeng TV Ltd.	304,870	474,391
# *	Da-Li Development Co. Ltd.	1,423,747	1,561,516
*	Danen Technology Corp.	429,421	248,328
#	Darfon Electronics Corp.	874,550	1,315,089
*	Darwin Precisions Corp.	1,669,635	669,698
	Davicom Semiconductor, Inc.	44,888	52,338
#	Daxin Materials Corp.	225,200	745,139

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	De Licacy Industrial Co. Ltd.	1,225,511	$676,515
*	Delpha Construction Co. Ltd.	594,346	318,629
	Depo Auto Parts Ind Co. Ltd.	403,000	815,221
††	Der Pao Construction Co. Ltd.	902,078	0
#	Dimerco Data System Corp.	210,097	480,186
#	Dimerco Express Corp.	497,880	1,545,074
#	D-Link Corp.	2,472,668	1,823,580
	Donpon Precision, Inc.	104,000	55,958
#	Draytek Corp.	247,000	250,604
#	Dyaco International, Inc.	142,813	333,917
	DYNACOLOR, Inc.	94,000	123,372
#	Dynamic Electronics Co. Ltd.	992,707	751,125
#	Dynapack International Technology Corp.	548,000	1,894,981
	E & R Engineering Corp.	10,000	22,513
	Eastern Media International Corp.	1,392,235	1,595,439
	ECOVE Environment Corp.	123,000	1,031,591
#	Edimax Technology Co. Ltd.	721,108	280,371
#	Edison Opto Corp.	416,000	313,532
	Edom Technology Co. Ltd.	802,964	983,609
#	eGalax_eMPIA Technology, Inc.	239,094	657,423
	Egis Technology, Inc.	251,000	1,195,446
#	Elan Microelectronics Corp.	1,014,400	6,107,068
#	E-LIFE MALL Corp.	295,000	884,767
#	Elite Advanced Laser Corp.	562,226	1,129,752
#	Elite Semiconductor Microelectronics Technology, Inc.	958,200	4,927,007
#	Elitegroup Computer Systems Co. Ltd.	1,259,254	1,073,584
#	Emerging Display Technologies Corp.	595,000	394,328
#	Ennoconn Corp.	261,485	1,733,642
*	Ennostar, Inc.	2,274,462	5,985,545
	EnTie Commercial Bank Co. Ltd.	2,292,603	1,376,173
#	Eslite Spectrum Corp.	53,000	116,335
#	Eson Precision Ind Co. Ltd.	383,000	921,767
	Eternal Materials Co. Ltd.	3,401,985	4,510,205
	Eurocharm Holdings Co. Ltd.	113,000	632,433
*	Everest Textile Co. Ltd.	1,642,762	575,501
	Evergreen International Storage & Transport Corp.	2,057,000	2,008,759
#	Everlight Chemical Industrial Corp.	1,752,606	1,615,593
	Everlight Electronics Co. Ltd.	1,507,000	2,691,255
# *	Everspring Industry Co. Ltd.	522,000	411,645
	Excellence Opto, Inc.	72,000	75,176
#	Excelsior Medical Co. Ltd.	401,209	798,201
#	EZconn Corp.	159,800	200,871
	Far Eastern Department Stores Ltd.	3,792,000	3,014,839
	Far Eastern International Bank	9,096,256	3,421,157
#	Farglory F T Z Investment Holding Co. Ltd.	447,957	813,934
	Farglory Land Development Co. Ltd.	926,000	2,237,895
# *	Federal Corp.	1,362,238	1,317,710
	Feedback Technology Corp.	131,200	334,512
#	Feng Hsin Steel Co. Ltd.	1,810,100	5,090,689
#	Firich Enterprises Co. Ltd.	181,613	210,121
#	First Hi-Tec Enterprise Co. Ltd.	284,580	654,752
#	First Hotel	713,350	370,903
#	First Insurance Co. Ltd.	956,179	457,331
#	First Steamship Co. Ltd.	2,334,612	1,076,976
#	FIT Holding Co. Ltd.	485,456	582,393
#	FLEXium Interconnect, Inc.	1,386,087	4,802,286
#	Flytech Technology Co. Ltd.	435,309	1,140,560
#	FOCI Fiber Optic Communications, Inc.	199,000	242,301
#	Forest Water Environment Engineering Co. Ltd.	168,132	206,138

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Formosa Advanced Technologies Co. Ltd.	626,000	$852,603
#	Formosa International Hotels Corp.	232,329	1,242,845
# *	Formosa Laboratories, Inc.	363,089	776,879
#	Formosa Oilseed Processing Co. Ltd.	222,567	414,733
#	Formosa Optical Technology Co. Ltd.	137,000	285,168
	Formosa Taffeta Co. Ltd.	490,000	529,002
	Formosan Rubber Group, Inc.	915,952	743,328
#	Formosan Union Chemical	1,403,733	1,030,158
#	Fortune Electric Co. Ltd.	506,078	669,009
#	Founding Construction & Development Co. Ltd.	698,623	475,212
#	Foxsemicon Integrated Technology, Inc.	279,027	2,059,542
	Froch Enterprise Co. Ltd.	776,189	794,766
#	FSP Technology, Inc.	581,427	848,106
#	Fulgent Sun International Holding Co. Ltd.	462,748	1,716,024
#	Fullerton Technology Co. Ltd.	429,600	266,449
# *	Fulltech Fiber Glass Corp.	1,356,313	856,862
	Fusheng Precision Co. Ltd.	37,000	251,168
#	Fwusow Industry Co. Ltd.	839,138	636,857
#	G Shank Enterprise Co. Ltd.	586,281	1,403,125
#	Gamania Digital Entertainment Co. Ltd.	458,000	952,277
# *	GCS Holdings, Inc.	299,000	524,183
#	GEM Services, Inc.	227,570	817,592
#	Gemtek Technology Corp.	1,413,219	1,392,527
	General Interface Solution Holding Ltd.	963,000	3,370,264
#	General Plastic Industrial Co. Ltd.	275,357	259,977
#	Generalplus Technology, Inc.	263,000	621,753
#	Genesys Logic, Inc.	313,000	1,628,317
#	Genius Electronic Optical Co. Ltd.	188,917	2,912,431
#	Genmont Biotech, Inc.	220,000	189,219
#	GeoVision, Inc.	305,096	345,735
	Getac Technology Corp.	1,570,360	2,957,858
	GFC Ltd.	229,600	542,113
# *	Giantplus Technology Co. Ltd.	1,008,900	427,169
	Gigabyte Technology Co. Ltd.	340,800	1,383,891
#	Gigasolar Materials Corp.	20,880	152,553
# *	Gigastorage Corp.	221,965	200,002
	Ginko International Co. Ltd.	183,750	1,333,721
	Global Brands Manufacture Ltd.	1,053,730	1,344,477
#	Global Lighting Technologies, Inc.	332,000	963,457
	Global Mixed Mode Technology, Inc.	273,000	2,212,799
#	Global PMX Co. Ltd.	194,000	1,227,501
	Global Unichip Corp.	243,000	5,244,269
#	Globe Union Industrial Corp.	889,914	492,202
	Gloria Material Technology Corp.	1,580,547	1,207,168
# *	GlycoNex, Inc.	258,000	264,447
#	Gold Circuit Electronics Ltd.	1,542,227	3,694,637
	Goldsun Building Materials Co. Ltd.	3,617,587	3,349,679
	Good Will Instrument Co. Ltd.	238,869	229,078
#	Gourmet Master Co. Ltd.	350,000	1,651,840
#	Grand Fortune Securities Co. Ltd.	854,691	492,009
#	Grand Ocean Retail Group Ltd.	304,000	210,817
#	Grand Pacific Petrochemical	3,500,000	3,406,129
#	Grand Plastic Technology Corp.	84,000	1,099,723
#	GrandTech CG Systems, Inc.	199,750	359,757
#	Grape King Bio Ltd.	463,000	2,698,579
#	Great China Metal Industry	605,000	561,863
	Great Taipei Gas Co. Ltd.	1,444,000	1,721,400
#	Great Tree Pharmacy Co. Ltd.	51,205	378,026
	Great Wall Enterprise Co. Ltd.	2,510,430	4,846,342

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Greatek Electronics, Inc.	1,164,000	$3,335,058
* ††	Green Energy Technology, Inc.	1,570,850	3,389
	GTM Holdings Corp.	500,150	450,038
#	Hannstar Board Corp.	1,838,954	2,761,959
#	HannStar Display Corp.	4,247,505	2,159,671
	HannsTouch Solution, Inc.	2,071,782	887,222
#	Hanpin Electron Co. Ltd.	248,000	252,580
#	Harvatek Corp.	617,949	556,461
	Heran Co. Ltd.	6,000	25,285
#	Hey Song Corp.	1,478,750	1,859,817
	Hi-Clearance, Inc.	92,964	460,096
#	Highlight Tech Corp.	370,281	566,753
	Highwealth Construction Corp.	409,000	660,423
	HIM International Music, Inc.	60,710	192,411
#	Hiroca Holdings Ltd.	234,448	411,748
#	Hitron Technology, Inc.	524,557	396,425
#	Ho Tung Chemical Corp.	3,452,684	1,293,342
#	Hocheng Corp.	1,075,700	551,457
	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	85,988
#	Holiday Entertainment Co. Ltd.	307,800	688,604
#	Holtek Semiconductor, Inc.	682,000	2,534,681
#	Holy Stone Enterprise Co. Ltd.	529,910	2,253,736
	Hong Pu Real Estate Development Co. Ltd.	756,185	591,951
#	Hong TAI Electric Industrial	887,000	845,789
	Hong YI Fiber Industry Co.	478,652	408,801
	Horizon Securities Co. Ltd.	1,165,000	676,744
#	Hota Industrial Manufacturing Co. Ltd.	769,299	2,602,467
	Hotai Finance Co. Ltd.	21,000	66,706
	Hotron Precision Electronic Industrial Co. Ltd.	86,994	187,619
#	Hsin Yung Chien Co. Ltd.	173,255	778,767
	Hsing TA Cement Co.	488,162	369,983
# *	HTC Corp.	416,000	983,067
	Hu Lane Associate, Inc.	276,737	1,339,940
#	HUA ENG Wire & Cable Co. Ltd.	1,069,565	813,784
	Hua Yu Lien Development Co. Ltd.	30,000	54,424
	Huaku Development Co. Ltd.	966,816	3,162,609
#	Huang Hsiang Construction Corp.	458,800	602,879
#	Hung Ching Development & Construction Co. Ltd.	609,000	655,410
	Hung Sheng Construction Ltd.	1,566,251	1,359,487
#	Huxen Corp.	119,244	219,660
#	Hwa Fong Rubber Industrial Co. Ltd.	823,812	475,425
# *	Hwacom Systems, Inc.	362,000	275,362
#	Ibase Technology, Inc.	696,206	976,886
	IBF Financial Holdings Co. Ltd.	8,915,465	5,099,873
#	Ichia Technologies, Inc.	1,000,000	584,242
# *	I-Chiun Precision Industry Co. Ltd.	725,567	1,539,194
#	IEI Integration Corp.	466,832	744,066
	Infortrend Technology, Inc.	864,163	445,702
#	Info-Tek Corp.	302,000	544,018
#	Innodisk Corp.	295,543	2,042,273
#	Inpaq Technology Co. Ltd.	349,950	739,297
#	Insyde Software Corp.	114,000	322,101
#	Intai Technology Corp.	145,400	444,793
#	Integrated Service Technology, Inc.	330,326	614,266
#	IntelliEPI, Inc.	121,000	330,259
	International CSRC Investment Holdings Co.	2,862,363	2,475,512
	International Games System Co. Ltd.	88,000	2,266,912
	Iron Force Industrial Co. Ltd.	178,393	450,950
#	I-Sheng Electric Wire & Cable Co. Ltd.	501,000	766,274

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ITE Technology, Inc.	601,095	$2,254,299
#	ITEQ Corp.	884,040	4,091,971
††	J Touch Corp.	11,000	0
	Jarllytec Co. Ltd.	203,000	386,548
#	Jentech Precision Industrial Co. Ltd.	262,868	3,496,281
	Jess-Link Products Co. Ltd.	379,925	480,999
#	Jih Lin Technology Co. Ltd.	213,000	936,862
#	Jinan Acetate Chemical Co. Ltd.	61,985	223,064
# *	Jinli Group Holdings Ltd.	297,681	154,884
#	Johnson Health Tech Co. Ltd.	221,000	464,087
#	Jourdeness Group Ltd.	137,000	375,199
#	K Laser Technology, Inc.	605,000	438,357
#	Kaimei Electronic Corp.	502,229	1,573,430
#	Kaori Heat Treatment Co. Ltd.	312,197	565,143
#	Kaulin Manufacturing Co. Ltd.	442,330	233,434
#	KEE TAI Properties Co. Ltd.	1,438,473	679,234
#	Kenda Rubber Industrial Co. Ltd.	1,763,845	1,942,611
#	Kenmec Mechanical Engineering Co. Ltd.	763,000	763,828
#	Kerry TJ Logistics Co. Ltd.	799,000	1,248,445
#	Key Ware Electronics Co. Ltd.	302,194	161,384
	Kindom Development Co. Ltd.	1,395,900	1,926,995
	King Chou Marine Technology Co. Ltd.	234,920	294,742
	King Slide Works Co. Ltd.	184,000	2,827,513
#	King Yuan Electronics Co. Ltd.	2,560,979	3,674,722
	King’s Town Bank Co. Ltd.	3,263,701	4,873,295
# *	King’s Town Construction Co. Ltd.	333,074	437,967
	Kinik Co.	428,000	1,163,860
# *	Kinko Optical Co. Ltd.	563,103	597,858
#	Kinpo Electronics	4,482,157	2,096,998
	KMC Kuei Meng International, Inc.	231,253	1,684,885
#	KNH Enterprise Co. Ltd.	589,020	468,305
#	KS Terminals, Inc.	461,482	1,611,236
	Kung Long Batteries Industrial Co. Ltd.	260,000	1,319,113
#	Kung Sing Engineering Corp.	1,730,290	533,750
#	Kuo Toong International Co. Ltd.	798,648	616,043
#	Kuo Yang Construction Co. Ltd.	729,899	630,286
#	Kwong Fong Industries Corp.	352,691	141,964
	Kwong Lung Enterprise Co. Ltd.	360,000	543,001
#	KYE Systems Corp.	772,672	295,432
#	L&K Engineering Co. Ltd.	635,048	667,784
#	La Kaffa International Co. Ltd.	87,701	311,019
*	LAN FA Textile	805,933	355,396
#	Land Mark Optoelectronics Corp.	334,300	2,151,364
#	Lanner Electronics, Inc.	377,916	676,028
#	Laser Tek Taiwan Co. Ltd.	281,504	303,377
#	Laster Tech Corp. Ltd.	76,741	121,653
#	Leader Electronics, Inc.	262,000	153,177
	Leadtrend Technology Corp.	5,000	24,084
# *	Lealea Enterprise Co. Ltd.	2,737,892	1,138,661
	Ledlink Optics, Inc.	141,300	145,535
#	LEE CHI Enterprises Co. Ltd.	682,000	615,416
#	Lelon Electronics Corp.	317,327	731,150
#	Lemtech Holdings Co. Ltd.	108,055	577,414
*	Leofoo Development Co. Ltd.	93,278	60,515
# *	Li Cheng Enterprise Co. Ltd.	393,108	275,163
*	Li Peng Enterprise Co. Ltd.	1,767,897	660,415
#	Lian HWA Food Corp.	293,868	702,633
#	Lida Holdings Ltd.	257,400	291,682
	Lien Hwa Industrial Holdings Corp.	2,718,905	5,459,581

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lifestyle Global Enterprise, Inc.	72,000	$91,252
# *	Lingsen Precision Industries Ltd.	1,320,506	1,200,103
# *	Long Bon International Co. Ltd.	694,274	447,062
#	Longchen Paper & Packaging Co. Ltd.	2,501,054	2,167,732
#	Longwell Co.	466,000	944,539
#	Lotes Co. Ltd.	212,328	4,423,889
#	Lotus Pharmaceutical Co. Ltd.	189,000	638,806
#	Lu Hai Holding Corp.	196,102	282,457
#	Lucky Cement Corp.	540,000	231,544
#	Lumax International Corp. Ltd.	357,592	915,666
#	Lung Yen Life Service Corp.	609,000	985,366
# *	LuxNet Corp.	323,501	205,720
#	M31 Technology Corp.	22,000	315,283
#	Macauto Industrial Co. Ltd.	189,000	554,229
#	Machvision, Inc.	158,398	1,337,776
#	Makalot Industrial Co. Ltd.	761,481	6,645,704
#	Marketech International Corp.	227,000	954,888
#	Materials Analysis Technology, Inc.	198,041	1,023,112
#	Mayer Steel Pipe Corp.	548,567	597,405
	Maywufa Co. Ltd.	69,322	48,038
#	Mechema Chemicals International Corp.	194,000	1,194,434
#	Meiloon Industrial Co.	332,730	334,901
	Mercuries & Associates Holding Ltd.	1,507,165	1,256,100
# *	Mercuries Life Insurance Co. Ltd.	5,773,719	1,904,195
#	Merry Electronics Co. Ltd.	200,914	594,382
#	Mildef Crete, Inc.	195,000	413,276
# *	MIN AIK Technology Co. Ltd.	532,452	424,286
#	Mirle Automation Corp.	655,098	986,077
	Mitac Holdings Corp.	3,643,918	3,771,233
# *	Mobiletron Electronics Co. Ltd.	250,800	546,695
#	MPI Corp.	298,000	1,377,396
#	Nak Sealing Technologies Corp.	229,954	723,771
	Namchow Holdings Co. Ltd.	635,000	1,104,260
#	Nan Kang Rubber Tire Co. Ltd.	1,464,952	2,107,385
#	Nan Liu Enterprise Co. Ltd.	172,000	762,112
	Nan Pao Resins Chemical Co. Ltd.	10,000	50,070
#	Nan Ren Lake Leisure Amusement Co. Ltd.	460,000	253,698
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	281,308
#	Nantex Industry Co. Ltd.	965,606	2,838,996
#	National Aerospace Fasteners Corp.	105,000	221,279
#	National Petroleum Co. Ltd.	227,824	394,158
#	Netronix, Inc.	280,000	575,129
	New Best Wire Industrial Co. Ltd.	195,600	252,839
#	New Era Electronics Co. Ltd.	312,000	252,654
#	Nexcom International Co. Ltd.	537,094	450,620
#	Nichidenbo Corp.	724,417	1,314,710
#	Nidec Chaun-Choung Technology Corp.	116,000	699,065
#	Nien Hsing Textile Co. Ltd.	480,345	360,485
#	Niko Semiconductor Co. Ltd.	218,000	589,052
#	Nishoku Technology, Inc.	132,400	402,738
#	Nova Technology Corp.	47,000	247,874
#	O-Bank Co. Ltd.	2,038,071	571,696
#	Ocean Plastics Co. Ltd.	764,200	909,497
#	OK Biotech Co. Ltd.	182,527	151,996
#	OptoTech Corp.	1,428,804	2,211,183
	Orient Europharma Co. Ltd.	139,000	203,320
*	Orient Semiconductor Electronics Ltd.	1,171,599	1,048,251
# *	Oriental Union Chemical Corp.	2,107,267	1,812,413
#	O-TA Precision Industry Co. Ltd.	257,227	1,612,490

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Pacific Construction Co.	1,300,921	$460,635
#	Pacific Hospital Supply Co. Ltd.	240,209	601,924
	Paiho Shih Holdings Corp.	471,365	636,530
#	Pan Jit International, Inc.	1,042,486	4,226,146
#	Pan-International Industrial Corp.	1,625,747	2,376,150
#	Panion & BF Biotech, Inc.	203,449	501,461
*	Paragon Technologies Co. Ltd.	275,246	236,850
#	Parpro Corp.	208,000	194,906
#	PChome Online, Inc.	223,000	1,164,110
#	PCL Technologies, Inc.	220,810	669,986
#	P-Duke Technology Co. Ltd.	213,633	549,610
	Pegavision Corp.	32,000	628,247
	PharmaEngine, Inc.	9,000	19,107
* ††	Pharmally International Holding Co. Ltd.	441,605	168,529
# *	Phihong Technology Co. Ltd.	1,077,401	1,428,494
	Phoenix Tours International, Inc.	168,481	260,086
	Pixart Imaging, Inc.	551,150	3,132,397
	Planet Technology Corp.	160,000	386,171
#	Plastron Precision Co. Ltd.	523,460	250,560
#	Plotech Co. Ltd.	382,000	340,949
#	Polytronics Technology Corp.	279,124	1,244,413
	Posiflex Technology, Inc.	94,457	309,330
#	Power Wind Health Industry, Inc.	149,314	778,853
#	Poya International Co. Ltd.	130,910	2,344,708
#	President Securities Corp.	3,247,193	2,645,243
	Primax Electronics Ltd.	1,649,000	3,060,459
	Prince Housing & Development Corp.	4,052,644	1,933,522
#	Pro Hawk Corp.	77,000	498,739
††	Prodisc Technology, Inc.	1,707,199	0
	Promate Electronic Co. Ltd.	622,000	868,548
#	Prosperity Dielectrics Co. Ltd.	366,559	717,168
	Qisda Corp.	3,609,900	4,032,982
	QST International Corp.	216,000	457,669
#	Qualipoly Chemical Corp.	339,048	501,381
#	Quang Viet Enterprise Co. Ltd.	220,000	997,300
#	Quanta Storage, Inc.	837,000	1,167,059
#	Quintain Steel Co. Ltd.	795,823	584,255
	Radiant Opto-Electronics Corp.	747,000	2,617,266
	Radium Life Tech Co. Ltd.	2,761,242	1,044,826
#	Rafael Microelectronics, Inc.	111,821	1,367,076
	Rechi Precision Co. Ltd.	1,289,181	865,776
#	Rexon Industrial Corp. Ltd.	549,000	1,322,410
	Rich Development Co. Ltd.	2,360,036	777,357
#	RichWave Technology Corp.	327,460	3,405,106
*	Right WAY Industrial Co. Ltd.	119,384	45,838
*	Ritek Corp.	2,851,867	1,004,271
# *	Roo Hsing Co. Ltd.	1,788,000	543,302
*	Rotam Global Agrosciences Ltd.	50,268	40,432
#	Ruentex Engineering & Construction Co.	194,540	867,973
	Ruentex Industries Ltd.	447,200	1,745,099
	Samebest Co. Ltd.	15,420	18,974
#	Sampo Corp.	1,387,861	1,478,179
#	San Fang Chemical Industry Co. Ltd.	805,647	626,242
#	San Far Property Ltd.	626,510	343,008
#	San Shing Fastech Corp.	445,875	945,395
	Sanitar Co. Ltd.	212,000	266,357
#	Sanyang Motor Co. Ltd.	2,073,628	2,020,735
	Savior Lifetec Corp.	17,000	12,501
#	SCI Pharmtech, Inc.	240,474	674,716

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Scientech Corp.	231,000	$573,356
#	SDI Corp.	530,000	3,169,529
#	Sea Sonic Electronics Co. Ltd.	45,000	129,020
#	Senao International Co. Ltd.	335,541	384,563
#	Senao Networks, Inc.	113,000	378,934
#	Sercomm Corp.	865,000	1,982,875
#	Sesoda Corp.	719,803	795,828
	Shane Global Holding, Inc.	6,000	15,404
#	Shan-Loong Transportation Co. Ltd.	291,000	368,998
#	Sharehope Medicine Co. Ltd.	329,117	321,828
	Sheng Yu Steel Co. Ltd.	482,980	579,872
#	ShenMao Technology, Inc.	355,891	909,555
	Shieh Yih Machinery Industry Co. Ltd.	166,000	67,598
#	Shih Her Technologies, Inc.	173,000	449,397
*	Shih Wei Navigation Co. Ltd.	95,000	140,103
#	Shihlin Electric & Engineering Corp.	1,461,000	2,747,957
	Shin Hai Gas Corp.	1,245	2,161
#	Shin Zu Shing Co. Ltd.	635,943	2,281,450
	Shinih Enterprise Co. Ltd.	71,000	56,752
*	Shining Building Business Co. Ltd.	1,687,814	673,573
	Shinkong Insurance Co. Ltd.	802,131	1,331,173
#	Shinkong Synthetic Fibers Corp.	4,712,395	3,197,045
	Shinkong Textile Co. Ltd.	788,542	1,170,719
#	Shiny Chemical Industrial Co. Ltd.	347,374	1,665,651
*	Shuttle, Inc.	1,355,152	575,101
	Sigurd Microelectronics Corp.	1,559,907	3,297,180
	Silicon Optronics, Inc.	28,000	143,100
#	Sinbon Electronics Co. Ltd.	745,813	6,170,934
	Sincere Navigation Corp.	1,154,139	1,152,694
	Single Well Industrial Corp.	79,224	78,822
#	Sinher Technology, Inc.	213,000	323,705
#	Sinmag Equipment Corp.	181,056	697,411
#	Sinon Corp.	1,626,510	1,425,051
	Sinopower Semiconductor, Inc.	16,000	79,464
#	Sinphar Pharmaceutical Co. Ltd.	180,938	189,903
#	Sinyi Realty, Inc.	943,660	1,130,527
	Sirtec International Co. Ltd.	349,600	329,087
#	Sitronix Technology Corp.	467,879	4,492,445
#	Siward Crystal Technology Co. Ltd.	669,000	809,343
	Soft-World International Corp.	274,000	885,236
#	Solar Applied Materials Technology Corp.	1,661,372	2,994,909
#	Solomon Technology Corp.	490,000	305,932
#	Solteam, Inc.	230,034	571,447
#	Sonix Technology Co. Ltd.	614,000	1,899,547
#	Southeast Cement Co. Ltd.	579,700	380,282
#	Speed Tech Corp.	435,000	1,330,727
#	Spirox Corp.	298,824	308,476
#	Sporton International, Inc.	302,601	2,458,613
	St Shine Optical Co. Ltd.	189,000	2,007,735
#	Standard Chemical & Pharmaceutical Co. Ltd.	321,571	446,539
	Standard Foods Corp.	293,000	546,183
#	Stark Technology, Inc.	399,688	1,016,765
*	Sun Yad Construction Co. Ltd.	210,000	113,636
	Sunjuice Holdings Co. Ltd.	1,000	13,359
#	Sunko INK Co. Ltd.	546,400	336,633
#	SunMax Biotechnology Co. Ltd.	89,000	258,709
#	Sunny Friend Environmental Technology Co. Ltd.	252,000	1,807,859
#	Sunonwealth Electric Machine Industry Co. Ltd.	812,487	1,126,649
#	Sunplus Technology Co. Ltd.	1,808,000	2,411,965

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sunrex Technology Corp.	316,612	$494,220
#	Sunspring Metal Corp.	391,069	395,819
*	Sunty Development Co. Ltd.	42,000	19,518
	Supreme Electronics Co. Ltd.	1,651,602	2,669,934
#	Swancor Holding Co. Ltd.	15,000	53,242
#	Sweeten Real Estate Development Co. Ltd.	674,465	676,245
#	Symtek Automation Asia Co. Ltd.	213,069	776,603
#	Syncmold Enterprise Corp.	434,750	1,104,504
#	Synmosa Biopharma Corp.	880,404	728,796
	Systex Corp.	606,388	1,882,752
#	T3EX Global Holdings Corp.	432,942	2,010,878
#	TA Chen Stainless Pipe	6,855,946	10,848,523
#	Ta Liang Technology Co. Ltd.	170,000	494,923
#	Ta Ya Electric Wire & Cable	2,381,864	2,121,849
#	Ta Yih Industrial Co. Ltd.	106,000	164,254
#	Tah Hsin Industrial Corp.	309,220	696,503
#	TAI Roun Products Co. Ltd.	201,000	113,016
	TA-I Technology Co. Ltd.	432,788	990,607
*	Tai Tung Communication Co. Ltd.	478,267	302,316
	Taichung Commercial Bank Co. Ltd.	16,367,165	7,036,604
#	TaiDoc Technology Corp.	230,470	1,450,354
#	Taiflex Scientific Co. Ltd.	720,340	1,236,717
#	Taimide Tech, Inc.	401,262	589,288
#	Tainan Enterprises Co. Ltd.	263,370	172,361
#	Tainan Spinning Co. Ltd.	4,429,044	3,625,402
#	Tai-Saw Technology Co. Ltd.	235,120	269,337
#	TaiSol Electronics Co. Ltd.	63,000	91,232
#	Taisun Enterprise Co. Ltd.	736,648	722,936
#	Taita Chemical Co. Ltd.	903,646	1,128,157
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	36,872
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	719,470
#	Taiwan Cogeneration Corp.	1,558,566	2,144,308
	Taiwan Fertilizer Co. Ltd.	947,000	2,315,848
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	690,223
	Taiwan FU Hsing Industrial Co. Ltd.	629,000	915,659
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,014,468	2,376,868
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	637,120	1,839,376
††	Taiwan Kolin Co. Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	2,845,991	347,656
	Taiwan Line Tek Electronic	144,185	160,588
#	Taiwan Mask Corp.	197,000	566,150
	Taiwan Navigation Co. Ltd.	824,777	1,044,576
	Taiwan Paiho Ltd.	1,040,287	3,239,718
	Taiwan PCB Techvest Co. Ltd.	1,097,238	1,853,163
#	Taiwan Sakura Corp.	751,803	1,893,298
	Taiwan Sanyo Electric Co. Ltd.	417,400	519,358
	Taiwan Secom Co. Ltd.	204,000	737,743
#	Taiwan Semiconductor Co. Ltd.	816,000	2,397,311
	Taiwan Shin Kong Security Co. Ltd.	1,334,577	1,852,774
	Taiwan Steel Union Co. Ltd.	18,000	51,207
#	Taiwan Styrene Monomer	2,102,209	1,373,025
#	Taiwan Surface Mounting Technology Corp.	1,000,388	4,036,514
#	Taiwan Taxi Co. Ltd.	76,888	200,900
# *	Taiwan TEA Corp.	2,057,897	1,544,973
#	Taiwan Union Technology Corp.	992,000	3,420,597
	Taiyen Biotech Co. Ltd.	383,883	454,974
	Tayih Lun An Co. Ltd.	220,890	138,922
#	TCI Co. Ltd.	377,746	3,069,957
	Te Chang Construction Co. Ltd.	258,206	269,392

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Tehmag Foods Corp.	116,380	$1,250,174
#	Ten Ren Tea Co. Ltd.	140,980	170,547
	Tera Autotech Corp.	91,885	68,122
	Test Research, Inc.	652,820	1,313,670
#	Test Rite International Co. Ltd.	1,139,495	992,023
#	Tex-Ray Industrial Co. Ltd.	311,000	155,490
#	Thinking Electronic Industrial Co. Ltd.	283,204	1,734,741
#	Thye Ming Industrial Co. Ltd.	542,669	640,812
#	Ton Yi Industrial Corp.	2,881,644	1,350,930
#	Tong Hsing Electronic Industries Ltd.	269,976	2,571,191
	Tong Yang Industry Co. Ltd.	1,476,741	1,795,495
# *	Tong-Tai Machine & Tool Co. Ltd.	769,892	443,668
#	TOPBI International Holdings Ltd.	444,096	197,031
	Topco Scientific Co. Ltd.	625,087	3,106,543
	Topco Technologies Corp.	190,720	539,690
#	Topkey Corp.	274,000	1,276,920
#	Topoint Technology Co. Ltd.	579,898	868,760
#	Toung Loong Textile Manufacturing	347,000	442,943
#	TPK Holding Co. Ltd.	1,404,000	2,147,596
	Trade-Van Information Services Co.	255,000	459,409
	Transart Graphics Co. Ltd.	18,000	45,275
	Transcend Information, Inc.	788,000	1,915,136
	Tsang Yow Industrial Co. Ltd.	239,000	190,311
#	Tsann Kuen Enterprise Co. Ltd.	311,686	474,831
	TSC Auto ID Technology Co. Ltd.	107,470	800,426
	TSRC Corp.	2,208,200	2,547,261
#	Ttet Union Corp.	159,000	903,258
#	TTFB Co. Ltd.	38,000	315,648
#	TTY Biopharm Co. Ltd.	843,979	2,087,424
#	Tul Corp.	39,000	211,303
	Tung Ho Steel Enterprise Corp.	2,889,000	4,199,373
	Tung Thih Electronic Co. Ltd.	44,000	319,451
#	TURVO International Co. Ltd.	233,922	872,450
#	TXC Corp.	1,153,053	4,261,421
#	TYC Brother Industrial Co. Ltd.	848,980	609,934
*	Tycoons Group Enterprise	1,750,767	884,097
#	Tyntek Corp.	1,055,039	995,863
#	UDE Corp.	251,000	442,095
#	Ultra Chip, Inc.	266,786	2,080,842
	U-Ming Marine Transport Corp.	1,101,000	2,088,015
*	Union Bank Of Taiwan	8,587,851	3,645,601
#	Unitech Computer Co. Ltd.	385,804	530,549
# *	Unitech Printed Circuit Board Corp.	2,447,937	1,596,663
#	United Integrated Services Co. Ltd.	632,951	4,184,904
	United Orthopedic Corp.	312,935	330,889
#	United Radiant Technology	385,000	217,603
*	United Renewable Energy Co. Ltd.	2,484,437	2,140,238
††	Unity Opto Technology Co. Ltd.	2,760,500	76,685
	Univacco Technology, Inc.	32,000	27,226
#	Universal Cement Corp.	1,697,433	1,258,535
	Universal Microwave Technology, Inc.	207,534	930,600
	Universal Vision Biotechnology Co. Ltd.	38,000	435,375
#	Unizyx Holding Corp.	1,122,430	1,260,577
#	UPC Technology Corp.	2,992,124	2,489,461
#	Userjoy Technology Co. Ltd.	195,587	554,031
#	USI Corp.	2,879,156	3,566,504
# *	Usun Technology Co. Ltd.	209,200	261,702
#	Utechzone Co. Ltd.	203,000	466,521
#	Ve Wong Corp.	556,696	653,381

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ventec International Group Co. Ltd.	42,000	$191,639
	VHQ Media Holdings Ltd.	24,000	10,456
# *	Victory New Materials Ltd. Co.	327,832	123,280
	Visual Photonics Epitaxy Co. Ltd.	598,772	3,039,537
#	Vivotek, Inc.	131,704	350,504
#	Wafer Works Corp.	1,548,251	3,591,189
#	Waffer Technology Corp.	346,000	240,382
#	Wah Hong Industrial Corp.	144,021	145,732
	Wah Lee Industrial Corp.	729,300	2,234,146
#	Walton Advanced Engineering, Inc.	1,160,197	714,966
	WAN HWA Enterprise Co.	401,238	175,405
# *	Ways Technical Corp. Ltd.	189,000	212,189
#	We & Win Development Co. Ltd.	161,000	56,423
	We&Win Diversification Co. Ltd.	95,000	47,829
	Wei Chuan Foods Corp.	1,343,000	1,104,640
††	Wei Mon Industry Co. Ltd.	3,075,282	0
#	Weikeng Industrial Co. Ltd.	1,360,459	1,366,128
#	Well Shin Technology Co. Ltd.	319,000	552,895
	Wha Yu Industrial Co. Ltd.	301,000	174,069
#	Wholetech System Hitech Ltd.	207,000	312,072
#	Winmate, Inc.	140,000	411,377
#	Winstek Semiconductor Co. Ltd.	250,000	273,099
††	Wintek Corp.	5,447,000	67,205
	WinWay Technology Co. Ltd.	3,000	35,934
#	Wisdom Marine Lines Co. Ltd.	1,535,241	3,613,623
#	Wistron NeWeb Corp.	1,176,155	3,283,891
#	Wowprime Corp.	287,000	1,489,169
	WT Microelectronics Co. Ltd.	1,545,450	3,491,821
#	WUS Printed Circuit Co. Ltd.	628,737	642,028
#	XAC Automation Corp.	302,000	274,622
#	XinTec, Inc.	233,000	1,138,211
#	X-Legend Entertainment Co. Ltd.	106,000	205,824
††	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	502,207	1,220,868
#	YC INOX Co. Ltd.	1,465,609	1,662,324
#	YCC Parts Manufacturing Co. Ltd.	132,000	162,098
#	Yea Shin International Development Co. Ltd.	635,076	480,589
#	Yem Chio Co. Ltd.	1,710,520	935,531
#	Yeong Guan Energy Technology Group Co. Ltd.	320,987	740,465
#	YFC-Boneagle Electric Co. Ltd.	415,000	356,472
	YFY, Inc.	490,212	565,135
#	Yi Jinn Industrial Co. Ltd.	698,284	434,246
# *	Yieh Phui Enterprise Co. Ltd.	3,252,049	2,905,506
#	Yonyu Plastics Co. Ltd.	279,600	354,965
#	Young Fast Optoelectronics Co. Ltd.	369,872	402,216
#	Youngtek Electronics Corp.	415,666	1,265,513
#	Yuanta Futures Co. Ltd.	342,827	604,760
	Yulon Finance Corp.	540,468	3,279,117
	Yulon Motor Co. Ltd.	1,827,056	2,709,150
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	654,218
#	Yungshin Construction & Development Co. Ltd.	390,000	841,188
	YungShin Global Holding Corp.	772,015	1,208,418
	Yungtay Engineering Co. Ltd.	17,000	39,517
	Yusin Holding Corp.	6,721	15,430
	Zeng Hsing Industrial Co. Ltd.	220,107	1,207,613
#	Zenitron Corp.	710,000	735,884
#	Zero One Technology Co. Ltd.	451,000	748,761
	Zhong Yang Technology Co. Ltd.	7,819	13,836
#	Zig Sheng Industrial Co. Ltd.	1,328,732	818,184

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Zinwell Corp.	1,167,586	$828,126
#	Zippy Technology Corp.	427,948	621,133
#	ZongTai Real Estate Development Co. Ltd.	595,849	831,581

TOTAL TAIWAN			866,708,392

THAILAND — (2.5%)
	AAPICO Hitech PCL	90,970	58,120
	AAPICO Hitech PCL	827,632	528,767
	Advanced Information Technology PCL, Class F	685,200	908,575
	AEON Thana Sinsap Thailand PCL	145,000	817,148
	After You PCL	850,300	263,937
	AgriPure Holdings PLC	53,500	13,060
	AI Energy PCL	150,750	22,942
	AJ Plast PCL	519,188	298,847
	Allianz Ayudhya Capital PCL	195,200	225,010
	Alucon PCL	2,200	11,835
	Amanah Leasing PCL	1,161,500	174,317
	Amata Corp. PCL	3,648,010	2,242,731
*	Ananda Development PCL	6,704,700	319,247
	AP Thailand PCL	9,603,216	2,561,244
	Asia Plus Group Holdings PCL	8,534,400	936,193
	Asia Sermkij Leasing PCL	1,504,200	1,824,578
	Asian Insulators PCL	1,590,850	371,554
	Asian Sea Corp. PCL	333,500	158,798
	Asiasoft Corp. PCL	560,600	349,715
	Bangchak Corp. PCL	4,365,900	3,618,240
*	Bangkok Airways PCL	3,037,000	1,061,680
	Bangkok Insurance PCL	198,381	1,667,997
	Bangkok Land PCL	49,448,270	1,639,210
	Bangkok Life Assurance PCL	337,300	302,409
*	Bangkok Ranch PCL	2,178,000	200,849
††	Bangkok Rubber Pub Co.	14,600	0
	BCPG PCL	1,733,700	684,441
*	BEC World PCL	2,255,948	829,430
*	Better World Green PCL	14,328,300	354,078
	BG Container Glass PCL	489,200	166,593
	Brooker Group PCL	3,342,140	76,547
	Cal-Comp Electronics Thailand PCL, Class F	12,037,031	950,411
	CH Karnchang PCL	4,634,800	3,044,938
	Charoong Thai Wire & Cable PCL, Class F	726,000	195,817
	Chayo Group PCL	137,060	49,153
	Chularat Hospital PCL, Class F	19,014,200	2,177,472
	CIMB Thai Bank PCL	7,467,800	202,547
	CK Power PCL	2,947,700	448,607
	Communication & System Solution PCL	1,039,100	62,316
*	Country Group Development PCL	16,318,600	255,727
*	Country Group Holdings PCL	7,187,500	240,432
*	Demco PCL	375,400	54,982
*	Dhipaya Group Holdings PCL	2,171,100	2,698,949
	Diamond Building Products PCL	58,000	12,935
	Do Day Dream PCL	340,400	191,832
	Dod Biotech PCL	85,150	0
*	DOD Biotech PCL	170,300	60,047
*	Dusit Thani PCL	114,500	34,334
	Dynasty Ceramic PCL	17,263,480	1,539,965
*	E for L Aim PCL	32,600,100	225,963
	Eastern Polymer Group PCL, Class F	3,876,300	1,296,675
	Eastern Power Group PCL	1,652,608	303,802
	Eastern Water Resources Development & Management PCL, Class F	2,649,000	806,296

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Ekachai Medical Care PCL	927,600	$226,431
*	Esso Thailand PCL	4,288,300	1,027,409
	Exotic Food PCL, Class F	187,600	100,068
	Forth Corp. PCL	1,383,200	833,692
	Forth Smart Service PCL	1,079,200	364,260
*	General Engineering PCL	2,097,100	26,544
	GFPT PCL	2,205,000	770,828
	Global Green Chemicals PCL, Class F	1,314,600	499,178
* ††	Group Lease PCL	1,644,700	12,082
	Gunkul Engineering PCL	14,622,580	2,379,626
	Haad Thip PCL	253,400	288,280
	Humanica PCL	97,200	31,343
	ICC International PCL	204,600	188,060
	Ichitan Group PCL	2,442,200	802,230
	Infraset PCL	429,100	93,754
	Interlink Communication PCL	955,400	264,889
*	Italian-Thai Development PCL	17,231,827	1,215,173
††	ITV PCL	2,785,600	0
	Jasmine International PCL	8,204,700	707,163
	JKN Global Media PCL	183,600	48,967
	Jubilee Enterprise PCL	289,300	216,218
	JWD Infologistics PCL	1,114,000	493,507
	Kang Yong Electric PCL	6,000	68,168
	Karmarts PCL	2,746,100	314,478
	KGI Securities Thailand PCL	1,549,100	308,116
*	Khon Kaen Sugar Industry PCL	7,120,837	828,341
*	Khonburi Sugar PCL	138,500	18,532
	Kiatnakin Phatra Bank PCL	850,500	1,537,859
	Ladprao General Hospital PCL, Class F	60,100	10,505
	Lalin Property PCL	329,400	92,320
	Lam Soon Thailand PCL	1,074,700	179,751
	Lanna Resources PCL	597,250	363,579
	Lee Feed Mill PCL	67,000	5,411
	LH Financial Group PCL	34,547,339	1,530,463
*	Loxley PCL	6,581,976	543,498
	LPN Development PCL	5,815,102	872,725
*	MBK PCL	3,687,274	1,555,695
	MC Group PCL	385,500	109,786
*	MCOT PCL	658,800	143,940
	MCS Steel PCL	1,579,400	690,162
*	MDX PCL	108,900	20,019
	Mega Lifesciences PCL	1,428,200	2,001,395
	Millcon Steel PCL	3,730,168	163,000
	Modernform Group PCL	2,003,800	235,510
*	Mono Next PCL, Class F	5,406,600	249,291
	Muang Thai Insurance PCL	61,288	166,230
	Namyong Terminal PCL	2,073,000	254,889
	Nava Nakorn PCL	1,852,800	140,708
*	Nawarat Patanakarn PCL	2,154,200	68,166
	Netbay PCL	412,100	310,480
	Noble Development PCL	2,058,500	406,334
	Northeast Rubber PCL	2,121,400	489,074
*	Nusasiri PCL	2,408,400	27,581
	Origin Property PCL, Class F	2,819,350	960,104
	Pacific Pipe PCL	192,400	30,441
	PCS Machine Group Holding PCL	1,196,800	194,763
	Plan B Media PCL, Class F	7,385,700	1,424,500
*	Platinum Group PCL, Class F	3,236,300	317,949
	Polyplex Thailand PCL	1,251,550	920,299

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Power Solution Technologies PCL, Class F	7,178,320	$566,781
	Praram 9 Hospital PCL	52,600	17,912
	Precious Shipping PCL	1,822,700	994,225
	Premier Marketing PCL	1,413,900	434,620
	Prima Marine PCL	3,944,200	772,615
*	Principal Capital PCL	1,537,400	202,933
	Property Perfect PCL	37,685,530	522,424
	Pruksa Holding PCL	3,296,800	1,371,079
	PTG Energy PCL	3,706,400	1,742,480
	Pylon PCL	1,586,600	214,208
	Quality Houses PCL	33,402,326	2,315,237
*	Raimon Land PCL	9,678,200	282,916
	Rajthanee Hospital PCL	605,800	607,032
	Ratchaphruek Hospital PCL	146,400	26,692
	Ratchthani Leasing PCL	9,072,255	1,120,960
	Regional Container Lines PCL	883,700	1,165,128
	Rojana Industrial Park PCL	3,373,354	701,458
*	RS PCL	2,017,800	1,064,160
	S 11 Group PCL	1,380,900	280,903
	S Kijchai Enterprise PCL	46,600	9,760
	Sabina PCL	829,900	485,197
	Saha Pathana Inter-Holding PCL	699,100	1,390,510
	Sahakol Equipment PCL	2,553,800	187,788
	Sahamitr Pressure Container PCL	676,000	234,280
	Saha-Union PCL	753,300	749,157
*	Samart Corp. PCL	2,586,300	491,033
*	Samart Telcoms PCL	721,200	141,273
	Sansiri PCL	53,038,010	2,013,950
	Sappe PCL	511,700	393,230
	SC Asset Corp. PCL	7,522,115	811,547
	SCG Ceramics PCL	1,306,100	100,764
	SEAFCO PCL	2,508,302	343,184
	Sena Development PCL	2,107,633	260,417
	Sermsang Power Corp. Co. Ltd.	1,331,480	553,738
*	Siam Wellness Group PCL, Class F	405,300	92,828
	Siamgas & Petrochemicals PCL	2,432,500	1,055,617
*	Simat Technologies PCL	678,300	109,362
*	Singha Estate PCL	14,145,954	861,142
	Sino-Thai Engineering & Construction PCL	4,544,900	1,890,142
	SiS Distribution Thailand PCL	23,400	25,739
	SISB PCL	39,100	11,548
	SNC Former PCL	626,400	266,172
	Somboon Advance Technology PCL	1,259,637	778,198
	Southern Concrete Pile PCL	115,700	21,269
	SPCG PCL	2,079,700	1,115,608
	Sriracha Construction PCL	37,900	19,645
	Srisawad Finance PCL	414,300	390,172
*	Srithai Superware PCL	6,980,200	294,501
	Srivichai Vejvivat PCL	877,300	311,976
*	Star Petroleum Refining PCL	6,886,000	2,178,950
*	STP & I PCL	5,356,064	703,758
	Supalai PCL	4,750,691	3,350,145
	Super Energy Corp. PCL	72,643,500	2,123,535
	Susco PCL	2,546,000	251,665
	SVI PCL	1,290,700	217,823
	Synnex Thailand PCL	181,140	139,202
	Syntec Construction PCL	4,893,200	286,079
	TAC Consumer PCL, Class F	1,679,700	410,022
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	446,546

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Tata Steel Thailand PCL	211,900	$10,601
	Thai Agro Energy PCL	1,506,200	107,124
	Thai Nakarin Hospital PCL	338,300	331,342
	Thai Rayon PCL	40,200	62,088
	Thai Reinsurance PCL	8,213,800	321,794
*	Thai Rubber Latex Group PCL	536,600	41,075
	Thai Solar Energy PCL, Class F	3,485,274	285,691
	Thai Stanley Electric PCL, Class F	152,100	809,030
	Thai Vegetable Oil PCL	1,734,275	1,633,273
	Thai Wacoal PCL	78,000	94,026
	Thai Wah PCL, Class F	2,244,800	375,458
	Thaicom PCL	2,726,000	895,454
	Thaifoods Group PCL	4,336,400	572,393
	Thaire Life Assurance PCL	331,700	30,189
	Thanachart Capital PCL	661,100	702,291
	Thitikorn PCL	807,900	216,690
	Thoresen Thai Agencies PCL	5,332,954	1,864,304
	Tipco Asphalt PCL	2,923,000	1,612,021
	TIPCO Foods PCL	1,167,082	323,579
	TKS Technologies PCL	681,450	252,598
	TMT Steel PCL	1,137,600	370,258
	TPC Power Holding PCL	1,014,800	336,406
	TPI Polene PCL	30,233,900	1,558,049
	TPI Polene Power PCL	10,361,800	1,324,012
	TQM Corp. PCL	314,700	995,811
*	Triton Holding PCL	5,896,200	49,753
*	TTCL PCL	715,340	95,716
	TTW PCL	3,170,000	1,117,728
*	U City PCL, Class F	16,368,114	882,963
	UAC Global PCL	353,200	53,753
	Union Auction PCL	1,151,000	319,120
*	Unique Engineering & Construction PCL	2,628,670	530,764
	United Paper PCL	1,036,800	515,549
*	United Power of Asia PCL	1,651,700	18,417
	Univanich Palm Oil PCL	2,156,800	545,984
	Univentures PCL	3,009,700	370,062
	Vanachai Group PCL	1,881,759	533,068
	Vinythai PCL	924,534	1,058,760
	WHA Corp. PCL	14,214,900	1,447,943
	WHA Utilities and Power PCL	4,811,700	611,930
	Workpoint Entertainment PCL	987,440	672,528

TOTAL THAILAND			129,555,886

TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	897,008	108,972
*	Afyon Cimento Sanayi TAS	570,356	206,152
	Agesa Hayat ve Emeklilik AS, Class A	139,046	282,353
	Akcansa Cimento AS	105,774	172,925
	Aksa Akrilik Kimya Sanayii AS	662,984	1,628,394
# *	Aksa Enerji Uretim AS, Class B	1,100,276	869,250
	Aksigorta AS	321,383	234,915
	Alarko Carrier Sanayii VE Ticaret AS	898	28,191
#	Alarko Holding AS	456,636	451,599
*	Albaraka Turk Katilim Bankasi AS	2,063,168	381,197
#	Alkim Alkali Kimya AS	270,446	482,694
#	Anadolu Anonim Turk Sigorta Sirketi	728,866	451,005
	Anadolu Hayat Emeklilik AS	227,540	222,328
#	Aygaz AS	295,214	560,406
*	Bagfas Bandirma Gubre Fabrikalari AS	26,772	57,623

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Baticim Bati Anadolu Cimento Sanayii AS	1	$2
*	Bera Holding AS	1,221,639	1,210,177
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	458,438	308,898
	Bizim Toptan Satis Magazalari AS	92,284	119,972
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	223,484
	Borusan Yatirim ve Pazarlama AS	13,102	474,840
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	94,226	229,614
*	Cimsa Cimento Sanayi VE Ticaret AS	201,500	655,583
	Deva Holding AS	128,362	316,986
	Dogan Sirketler Grubu Holding AS	1	0
*	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS	491,010	112,434
	Dogus Otomotiv Servis ve Ticaret AS	117,142	438,989
	Eczacibasi Yatirim Holding Ortakligi AS	2,502	9,743
#	EGE Endustri VE Ticaret AS	4,026	540,406
	EGE Gubre Sanayii AS	529	10,013
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	305,938
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	57,590	698,801
# *	Fenerbahce Futbol AS	128,655	407,912
# *	Global Yatirim Holding AS	877,047	169,869
††	Goldas Kuyumculuk Sanayi AS	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1	4
	Goodyear Lastikleri TAS	243,750	204,329
# *	Gozde Girisim Sermayesi Yatirim Ortakligi AS	506,666	356,951
*	GSD Holding AS	1,030,347	279,830
# *	Hektas Ticaret TAS	1,411,573	1,302,718
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	46,189
# *	Ihlas Holding AS	4,637,288	270,836
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	441,380	304,142
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	311,954	443,391
# *	Is Finansal Kiralama AS	766,484	245,149
	Is Yatirim Menkul Degerler AS, Class A	444,931	740,315
*	Isiklar Enerji ve Yapi Holding AS	1,781,132	170,760
*	Izmir Demir Celik Sanayi AS	1,216,377	297,801
	Jantsa Jant Sanayi Ve Ticaret AS	10,787	70,241
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	279,029	188,328
*	Karel Elektronik Sanayi ve Ticaret AS	45,535	40,406
*	Karsan Otomotiv Sanayii Ve Ticaret AS	86,706	33,171
	Kartonsan Karton Sanayi ve Ticaret AS	60,835	333,240
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	122,367
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	212,381
*	Konya Cimento Sanayii AS	330	28,838
# *	Kordsa Teknik Tekstil AS	212,758	611,162
# *	Koza Anadolu Metal Madencilik Isletmeleri AS	526,756	918,935
*	Kutahya Porselen Sanayi AS	7,678	56,988
	Logo Yazilim Sanayi Ve Ticaret AS	278,280	1,235,653
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	142,313	1,066,729
*	Menderes Tekstil Sanayi ve Ticaret AS	325,597	71,128
*	Metro Ticari ve Mali Yatirimlar Holding AS	896,402	120,224
# *	Migros Ticaret AS	266,910	979,571
# * Ω	MLP Saglik Hizmetleri AS	338,477	957,240
*	NET Holding AS	672,126	299,366
*	Netas Telekomunikasyon AS	110,964	198,743
	Nuh Cimento Sanayi AS	271,343	1,229,426
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,185,849	173,529
*	Oyak Cimento Fabrikalari AS	322,162	231,678
*	Parsan Makina Parcalari Sanayii AS	60,935	197,074
	Polisan Holding AS	443,358	127,582
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	380,456
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,194,147	2,293,315

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
# *	Sasa Polyester Sanayi AS	764,998	$2,467,291
# *	Sekerbank Turk AS	3,368,091	352,531
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	348,479
	Tat Gida Sanayi AS	237,110	236,720
*	TAV Havalimanlari Holding AS	215,916	595,660
#	Tekfen Holding AS	547,945	861,011
*	Teknosa Ic Ve Dis Ticaret AS	248,198	159,944
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	265,900	150,533
*	Tumosan Motor ve Traktor Sanayi AS	15,813	26,188
*	Turcas Petrol AS	410,905	151,076
	Turk Prysmian Kablo ve Sistemleri AS	26,111	62,012
	Turk Traktor ve Ziraat Makineleri AS	20,672	355,728
#	Turkiye Sinai Kalkinma Bankasi AS	4,211,717	569,511
	Ulker Biskuvi Sanayi AS	227,811	478,624
#	Vestel Elektronik Sanayi ve Ticaret AS	266,196	707,920
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	411,795	572,538
# *	Zorlu Enerji Elektrik Uretim AS	1,355,034	230,491

TOTAL TURKEY			37,538,108

UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Islamic Bank PJSC	2,366,130	3,767,327
	Abu Dhabi National Insurance Co. PSC	41,099	62,529
*	Abu Dhabi Ship Building Co. PJSC	163,169	197,346
	Agthia Group PJSC	506,683	820,109
*	Air Arabia PJSC	5,768,274	2,187,442
*	Ajman Bank PJSC	391,523	74,376
*	Amanat Holdings PJSC	2,892,817	889,431
*	Amlak Finance PJSC	1,550,731	112,874
* ††	Arabtec Holding PJSC	2,783,626	75,328
	Aramex PJSC	2,333,472	2,783,583
*	Arkan Building Materials Co.	1,694,939	752,467
*	DAMAC Properties Dubai Co. PJSC	3,245,179	1,106,640
	Dana Gas PJSC	9,066,793	2,552,997
*	Deyaar Development PJSC	4,974,003	403,084
*	Dubai Financial Market PJSC	4,379,855	1,216,486
	Dubai Investments PJSC	3,430,217	1,591,163
*	Emaar Development PJSC	1,659,508	1,770,438
*	Emaar Malls PJSC	1,874,550	1,023,198
*	Eshraq Investments PJSC	3,209,731	282,472
*	Gulf Navigation Holding PJSC	1,692,804	121,498
	Islamic Arab Insurance Co.	1,436,722	293,659
*	Manazel PJSC	2,321,552	347,940
	National Central Cooling Co. PJSC	671,827	514,354
*	RAK Properties PJSC	2,768,862	553,160
*	Ras Al Khaimah Cement Investment Public PSC	401,252	724,038
	Ras Al Khaimah Ceramics	364,466	272,663
	SHUAA Capital PSC	1,299,013	236,880
*	Union Properties PJSC	1,796,436	128,781

TOTAL UNITED ARAB EMIRATES			24,862,263

UNITED KINGDOM — (0.0%)
*	Bytes Technology Group PLC	121,363	881,800

TOTAL COMMON STOCKS			5,097,557,730

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
*	Alpargatas SA	193,748	1,326,143

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Banco ABC Brasil SA	321,270	$864,682
Ω	Banco BMG SA	145,400	78,577
	Banco do Estado do Rio Grande do Sul SA Class B	830,761	1,602,996
	Banco Pan SA	143,931	338,928
	Centrais Eletricas Santa Catarina	59,700	719,303
	Cia de Saneamento do Parana	4,294,927	2,830,917
	Cia de Transmissao de Energia Eletrica Paulista	659,178	2,840,499
	Cia Energetica de Sao Paulo Class B	699,320	3,159,690
	Cia Energetica do Ceara Class A	98,239	917,150
	Cia Ferro Ligas da Bahia - FERBASA	196,603	1,651,189
	Cia Paranaense de Energia	2,652,995	2,782,829
	Eucatex SA Industria e Comercio	196,878	277,676
	Grazziotin SA	12,400	99,221
	Marcopolo SA	2,004,511	919,891
	Randon SA Implementos e Participacoes	703,536	1,266,509
	Schulz SA	157,600	230,377
*	Taurus Armas SA	115,400	416,510
	Unipar Carbocloro SA Class B	272,618	3,606,856
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,604,571	3,767,066

TOTAL BRAZIL			29,697,009

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	653,901

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	652,339	569,875

THAILAND — (0.0%)
*	U City PCL	49,104,342	1,701,800

TOTAL PREFERRED STOCKS			32,622,585

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Gafisa SA Rights Exp 06/15/20	1	0
*	Gafisa SA Rights Exp 06/15/20	2	0
*	Ultrapar Participacoes SA Rights 11/03/21	67,438	0

CHILE — (0.0%)
*	Banvida SA Rights Exp 9/24/20	5,722	287

INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	219,977	6,211

SOUTH KOREA — (0.0%)
*	Ascendio Co. Ltd. Rights Exp 11/04/21	11,263	17,927
*	Dong Bang Transport Logistics Rights 12/07/21	12,004	7,807

TOTAL SOUTH KOREA			25,734

TAIWAN — (0.0%)
*	CoreMax Corp. Rights Exp 10/21/21	9,403	27,557
*	Ta Ya Electric Wire & Cable Rights 11/10/21	87,015	11,734

TOTAL TAIWAN			39,291

THAILAND — (0.0%)
*	Banpu PCL 10/01/22	471,400	73,163
*	Banpu PCL 10/01/23	471,400	48,017
*	MBK PCL Warrants 10/27/22	147,491	48,893

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Nfraset PCL Warrants Exp 10/14/21	143,950	$22,775

TOTAL THAILAND			192,848

TOTAL RIGHTS/WARRANTS			264,371

TOTAL INVESTMENT SECURITIES (Cost $3,960,382,989)			5,130,444,686

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@ §	The DFA Short Term Investment Fund	12,375,122	143,180,163

TOTAL INVESTMENTS — (100.0%) (Cost $4,103,547,624)			$5,273,624,849

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
ST	Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2021, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	400	12/17/21	$25,186,156	$25,240,000	$53,844

Total Futures Contracts			$25,186,156	$25,240,000	$53,844

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$189,964,479	—	—	$189,964,479
Chile	53,743	$28,644,662	—	28,698,405
China	88,808,409	1,273,676,800	$23,043,993	1,385,529,202
Colombia	8,479,068	—	—	8,479,068
Greece	—	16,354,784	—	16,354,784
Hong Kong	1,120,518	8,861,567	295,125	10,277,210
Hungary	—	4,328,456	—	4,328,456
India	1,286,534	780,623,279	10,843	781,920,656
Indonesia	232,661	89,424,388	1,020,383	90,677,432
Malaysia	—	86,797,023	1,421	86,798,444
Mexico	118,747,907	6,406,078	17,571	125,171,556

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Philippines	—	$54,449,567	$6,363		$54,455,930
Poland	—	60,577,006	—		60,577,006
Qatar	—	27,109,917	—		27,109,917
Russia	$15,459,484	—	—		15,459,484
Saudi Arabia	764,967	138,961,891	—		139,726,858
South Africa	7,373,876	189,829,682	—		197,203,558
South Korea	390,687	813,492,034	1,396,115		815,278,836
Taiwan	—	866,392,584	315,808		866,708,392
Thailand	129,543,804	—	12,082		129,555,886
Turkey	—	37,538,108	—		37,538,108
United Arab Emirates	—	24,786,935	75,328		24,862,263
United Kingdom	—	881,800	—		881,800
Preferred Stocks
Brazil	29,618,432	78,577	—		29,697,009
Chile	—	653,901	—		653,901
Philippines	—	569,875	—		569,875
Thailand	1,701,800	—	—		1,701,800
Rights/Warrants
Chile	—	287	—		287
Indonesia	—	6,211	—		6,211
South Korea	—	25,734	—		25,734
Taiwan	—	39,291	—		39,291
Thailand	—	192,848	—		192,848
Securities Lending Collateral	—	143,180,163	—		143,180,163
Futures Contracts**	53,844	—	—		53,844

TOTAL	$593,600,213	$4,653,883,448	$26,195,032	^	$5,273,678,693

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (3.4%)
*	Alliar Medicos A Frente SA	200,100	$524,732
*	Anima Holding SA	75,000	87,707
	Banco Bradesco SA, ADR	1,092,950	3,825,325
	Banco Bradesco SA	2,646,600	7,971,969
	Banco do Brasil SA	2,848,186	14,382,739
	Banco Santander Brasil SA	1,088,506	6,634,644
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	328,463	1,470,104
*	C&A Modas Ltda	34,400	36,937
	Camil Alimentos SA	625,691	1,073,158
	Cia Brasileira de Distribuicao	684,958	3,098,440
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	3,055,863
	Cielo SA	1,279,019	496,306
	CSU Cardsystem SA	69,819	209,563
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	494,989	1,235,762
	Direcional Engenharia SA	628,557	1,062,482
*	Embraer SA	375,900	1,460,627
*	Embraer SA, Sponsored ADR	210,512	3,269,251
	Enauta Participacoes SA	681,873	1,544,055
	Even Construtora e Incorporadora SA	717,656	790,925
	Fras-Le SA	22,500	56,651
*	Gafisa SA	64,000	22,793
	Gafisa SA, ADR	164,984	110,539
#	Gerdau SA, Sponsored ADR	4,664,503	22,063,099
	Gerdau SA	254,766	1,003,933
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	272,127	210,226
	Guararapes Confeccoes SA	20,600	39,968
	Helbor Empreendimentos SA	130,440	110,476
	Iguatemi Empresa de Shopping Centers SA	117,331	622,429
	Industrias Romi SA	248,266	718,343
*	International Meal Co. Alimentacao SA, Class A	464,842	231,441
*	Iochpe-Maxion SA	835,706	2,484,699
	JBS SA	2,928,450	20,262,230
	JHSF Participacoes SA	1,753,405	1,550,284
	M Dias Branco SA	19,800	108,581
*	Marisa Lojas SA	721,250	525,238
	Mills Estruturas e Servicos de Engenharia SA	93,500	83,331
	MRV Engenharia e Participacoes SA	258,300	464,535
	Petroleo Brasileiro SA, Sponsored ADR	10,919,479	104,936,193
	Petroleo Brasileiro SA, Sponsored ADR	5,515,017	54,157,467
	Petroleo Brasileiro SA	9,916,353	48,617,153
	Positivo Tecnologia SA	156,700	234,059
	Sao Carlos Empreendimentos e Participacoes SA	60,300	395,319
	Sendas Distribuidora SA	1,015,790	2,751,945
Ω	Ser Educacional SA	23,900	44,211
	SLC Agricola SA	532,343	4,110,618
	TIM SA	2,003,840	3,983,678
	Trisul SA	290,805	301,430
	Tupy SA	490,902	1,817,028
	Ultrapar Participacoes SA	911,136	2,106,794
	Usinas Siderurgicas de Minas Gerais SA Usiminas	549,500	1,254,042
	Vale SA	10,579,377	134,233,887
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	192,737	243,833
	Vibra Energia SA	176,700	656,856

TOTAL BRAZIL			462,743,898

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHILE — (0.5%)
	Besalco SA	530,992	$140,337
*	Camanchaca SA	1,334,309	56,541
	CAP SA	790,492	7,828,360
	Cementos BIO BIO SA	665,307	596,264
	Cencosud SA	7,523,739	11,004,099
	Cia Sud Americana de Vapores SA	48,651,513	3,161,968
	Cristalerias de Chile SA	264,624	875,065
	Empresa Nacional de Telecomunicaciones SA	712,006	2,442,122
	Empresas CMPC SA	5,272,541	9,728,739
	Empresas COPEC SA	1,840,697	14,479,671
*	Empresas Hites SA	1,783,807	305,490
*	Empresas La Polar SA	18,620,639	235,799
	Enel Americas SA, ADR	1,131,013	6,401,534
	Enel Americas SA	13,898,479	1,581,581
#	Enel Chile SA, ADR	176,983	384,053
	Grupo Security SA	3,945,934	597,151
	Inversiones Aguas Metropolitanas SA	2,266,399	1,073,258
*	Itau CorpBanca Chile SA	568,841,776	1,263,147
*	Latam Airlines Group SA	736,124	1,076,444
*	Masisa SA	9,310,884	131,552
	PAZ Corp. SA	1,562,812	549,390
*	Ripley Corp. SA	1,282,589	216,790
	Salfacorp SA	2,200,300	743,881
	Sigdo Koppers SA	187,924	176,849
	SMU SA	729,291	72,657
	Sociedad Matriz SAAM SA	47,547,899	2,970,184
	Socovesa SA	3,702,080	484,843
	SONDA SA	53,757	18,176
	Vina Concha y Toro SA	1,394,046	2,027,205

TOTAL CHILE			70,623,150

CHINA — (30.6%)
*	360 DigiTech, Inc., ADR	18,207	371,605
*	360 Security Technology, Inc., Class A	661,700	1,244,801
*	361 Degrees International Ltd.	5,729,000	2,779,123
# * Ω	3SBio, Inc.	4,591,000	4,197,250
	5I5J Holding Group Co. Ltd., Class A	1,102,800	513,476
	AAC Technologies Holdings, Inc.	3,268,000	14,125,002
Ω	AAG Energy Holdings Ltd.	308,000	68,950
	Accelink Technologies Co. Ltd., Class A	171,600	581,345
	Advanced Technology & Materials Co. Ltd., Class A	275,600	366,731
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	1,019,035
	AECC Aviation Power Co. Ltd., Class A	345,407	3,191,593
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	550,967
	Agile Group Holdings Ltd.	10,528,999	8,254,133
	Agricultural Bank of China Ltd., Class H	95,473,000	32,442,414
*	Air China Ltd., Class H	7,800,000	5,487,474
	Aisino Corp., Class A	596,467	1,067,724
	Ajisen China Holdings Ltd.	3,383,000	578,009
*	Alibaba Group Holding Ltd.	7,316,900	150,454,912
*	Alpha Group, Class A	286,500	225,724
# *	Aluminum Corp. of China Ltd., Class H	20,860,000	12,553,344
	Angang Steel Co. Ltd., Class H	9,163,632	4,925,713
	Anhui Conch Cement Co. Ltd., Class H	7,897,000	39,049,918
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	275,117
	Anhui Guangxin Agrochemical Co. Ltd., Class A	89,500	494,123
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	546,749
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	414,960	337,248
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	615,500

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Xinhua Media Co. Ltd., Class A	683,764	$503,107
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	748,604	2,010,994
# *	Anton Oilfield Services Group	16,568,000	1,125,221
	Aoshikang Technology Co. Ltd., Class A	49,300	549,543
	APT Satellite Holdings Ltd.	154,000	45,584
	Asia Cement China Holdings Corp.	3,553,500	2,707,767
Ω	AsiaInfo Technologies Ltd.	446,000	734,824
# *	Asian Citrus Holdings Ltd.	4,633,000	112,419
	Ausnutria Dairy Corp. Ltd.	1,564,000	1,956,517
	AVIC Electromechanical Systems Co. Ltd., Class A	27,400	65,009
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,732,900	1,662,749
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	8,251,516
Ω	BAIC Motor Corp. Ltd., Class H	12,987,500	4,302,105
*	Baidu, Inc., Sponsored ADR	883,875	143,399,880
Ω	BAIOO Family Interactive Ltd.	1,124,000	90,442
	Bank of Beijing Co. Ltd., Class A	5,995,822	4,149,989
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,726,579
	Bank of Chengdu Co. Ltd., Class A	1,596,328	3,183,899
	Bank of China Ltd., Class H	301,203,817	106,596,497
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,713,940
	Bank of Communications Co. Ltd., Class H	41,482,574	24,677,266
	Bank of Hangzhou Co. Ltd., Class A	1,844,805	4,114,839
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,077,758
	Bank of Nanjing Co. Ltd., Class A	3,991,531	6,050,102
	Bank of Ningbo Co. Ltd., Class A	1,742,529	10,388,262
	Bank of Shanghai Co. Ltd., Class A	3,689,247	4,203,369
*	Bank of Tianjin Co. Ltd., Class H	29,000	11,929
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	402,599	95,529
	Baoshan Iron & Steel Co. Ltd., Class A	7,814,777	8,698,090
	Baosheng Science & Technology Innovation Co. Ltd., Class A	196,050	148,584
*	Baoye Group Co. Ltd., Class H	1,561,120	763,480
*	Baozun, Inc., Class A	2,500	14,430
	BBMG Corp., Class H	16,973,000	2,851,852
	Befar Group Co. Ltd., Class A	254,600	334,075
	Beibuwan Port Co. Ltd., Class A	258,100	300,543
	Beijing Capital Development Co. Ltd., Class A	425,200	326,634
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,783,279	1,987,875
# *	Beijing Capital International Airport Co. Ltd., Class H	12,208,000	7,938,435
*	Beijing Energy International Holding Co. Ltd.	4,182,000	158,010
	Beijing Enlight Media Co. Ltd., Class A	195,500	286,052
*	Beijing Enterprises Clean Energy Group Ltd.	4,880,000	65,597
	Beijing Enterprises Holdings Ltd.	3,226,000	12,400,389
*	Beijing Enterprises Urban Resources Group Ltd.	324,000	32,824
	Beijing Enterprises Water Group Ltd.	17,900,000	6,841,992
*	Beijing Forever Technology Co. Ltd., Class A	120,800	217,029
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	255,190	647,520
# *	Beijing Health Holdings Ltd.	3,048,000	38,411
*	Beijing Jetsen Technology Co. Ltd., Class A	87,500	56,056
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	34,500	167,099
	Beijing New Building Materials PLC, Class A	9,100	40,101
	Beijing North Star Co. Ltd., Class H	6,026,000	966,888
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	319,015
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	517,024
	Beijing Originwater Technology Co. Ltd., Class A	775,200	843,745
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	81,200	77,282
	Beijing Shiji Information Technology Co. Ltd., Class A	134,398	497,441
*	Beijing Shougang Co. Ltd., Class A	756,666	680,497
	Beijing Sinnet Technology Co. Ltd., Class A	488,228	1,007,768

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	$619,143
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	367,135	344,531
	Beijing Thunisoft Corp. Ltd., Class A	169,434	283,597
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	88,000	112,137
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	126,671
	Beijing Yanjing Brewery Co. Ltd., Class A	1,317,929	1,367,434
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	440,600	770,778
	Best Pacific International Holdings Ltd.	396,000	120,989
	Bestsun Energy Co. Ltd., Class A	173,200	132,174
	Better Life Commercial Chain Share Co. Ltd., Class A	523,230	549,871
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	283,397
	Blue Sail Medical Co. Ltd., Class A	492,700	1,113,472
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	760,006
	BOE Technology Group Co. Ltd., Class A	13,370,757	10,272,510
*	Bohai Leasing Co. Ltd., Class A	2,291,900	941,466
	Bosideng International Holdings Ltd.	590,000	457,164
*	Boyaa Interactive International Ltd.	1,548,000	103,184
	Bright Dairy & Food Co. Ltd., Class A	630,905	1,373,556
	Bright Real Estate Group Co. Ltd., Class A	171,200	58,300
* ††	Brilliance China Automotive Holdings Ltd.	16,650,000	5,511,151
*	BTG Hotels Group Co. Ltd., Class A	200,100	764,604
	C C Land Holdings Ltd.	15,977,429	3,580,706
	C&D International Investment Group Ltd.	444,726	827,772
# *	CA Cultural Technology Group Ltd.	1,338,000	104,901
	Cabbeen Fashion Ltd.	1,514,000	620,634
	Caitong Securities Co. Ltd., Class A	518,700	831,263
	Camel Group Co. Ltd., Class A	216,320	442,414
	Canny Elevator Co. Ltd., Class A	211,052	240,608
*	Capital Environment Holdings Ltd.	12,116,000	283,493
	Carrianna Group Holdings Co. Ltd.	3,478,391	308,123
* ††	CECEP COSTIN New Materials Group Ltd.	132,000	1,909
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	2,283,363
	CECEP Wind-Power Corp., Class A	941,500	1,085,253
	Central China Management Co. Ltd.	7,334,350	1,131,452
	Central China Real Estate Ltd.	6,699,350	1,007,102
	Central China Securities Co. Ltd., Class H	217,000	39,813
#	CGN New Energy Holdings Co. Ltd.	8,204,000	7,678,736
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	250,331
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	199,699
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,425,344
	Changying Xinzhi Technology Co. Ltd., Class A	39,100	102,531
	Chanjet Information Technology Co. Ltd., Class H	21,000	27,005
	Chaowei Power Holdings Ltd.	3,811,000	1,122,821
*	Cheetah Mobile, Inc., ADR	218,633	367,303
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	557,099
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	382,448
	China Aerospace International Holdings Ltd.	12,534,000	933,750
#	China Aircraft Leasing Group Holdings Ltd.	896,000	619,807
#	China Aoyuan Group Ltd.	7,667,000	3,028,010
	China BlueChemical Ltd., Class H	13,574,878	4,539,175
# *	China Boton Group Co. Ltd.	262,000	93,507
*	China CAMC Engineering Co. Ltd., Class A	347,300	350,605
	China Cinda Asset Management Co. Ltd., Class H	53,481,000	8,928,437
	China CITIC Bank Corp. Ltd., Class H	42,404,112	18,600,546
#	China Coal Energy Co. Ltd., Class H	13,890,000	8,474,084
††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	1,764,266
	China Communications Services Corp. Ltd., Class H	16,467,071	9,103,318
	China Conch Venture Holdings Ltd.	2,833,500	13,768,956
	China Construction Bank Corp., Class H	434,536,101	295,736,876

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China CSSC Holdings Ltd., Class A	375,700	$1,320,142
*	China CYTS Tours Holding Co. Ltd., Class A	418,760	654,027
# *	China Dili Group	4,137,899	1,015,636
	China Dongxiang Group Co. Ltd.	19,415,000	2,039,597
*	China Eastern Airlines Corp. Ltd., ADR	2,914	56,328
*	China Eastern Airlines Corp. Ltd., Class H	13,416,000	5,263,817
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	173,268
#	China Energy Engineering Corp. Ltd., Class H	2,124,000	313,154
	China Everbright Bank Co. Ltd., Class H	15,782,000	5,549,913
# Ω	China Everbright Greentech Ltd.	3,443,000	1,210,725
	China Everbright Ltd.	7,559,869	8,500,706
*	China Film Co. Ltd., Class A	305,100	560,462
* ††	China Financial Services Holdings Ltd.	94,200	7,718
	China Foods Ltd.	2,164,000	826,813
	China Galaxy Securities Co. Ltd., Class H	18,139,000	10,099,363
	China Gas Holdings Ltd.	11,940,000	29,802,476
#	China Glass Holdings Ltd.	4,496,000	1,318,147
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	91,017
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	2,995,500	2,398,544
	China Great Wall Securities Co. Ltd., Class A	190,600	340,494
	China Hanking Holdings Ltd.	911,000	165,944
	China Harmony Auto Holding Ltd.	5,759,500	2,945,651
* ††	China High Precision Automation Group Ltd.	429,000	12,613
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	244,021
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	1,464,462
	China Hongqiao Group Ltd.	10,475,000	11,638,260
* †† Ω China Huarong Asset Management Co. Ltd., Class H		62,368,000	6,132,192
††	China Huiyuan Juice Group Ltd.	4,269,983	192,411
Ω	China International Capital Corp. Ltd., Class H	3,750,800	9,286,112
#	China International Marine Containers Group Co. Ltd., Class H	3,412,380	6,760,878
	China Isotope & Radiation Corp.	8,000	22,768
#	China Jinmao Holdings Group Ltd.	30,378,580	8,875,055
	China Jushi Co. Ltd., Class A	1,536,248	4,589,441
#	China Kepei Education Group Ltd.	1,630,000	898,711
	China Lesso Group Holdings Ltd.	8,141,000	12,583,275
	China Life Insurance Co. Ltd., Class H	13,508,000	23,467,034
#	China Lilang Ltd.	1,763,000	1,004,264
# *	China Longevity Group Co. Ltd.	1,152,649	38,073
# * ††	China Lumena New Materials Corp.	1,315,048	0
# *	China Maple Leaf Educational Systems Ltd.	7,422,000	1,188,746
	China Medical System Holdings Ltd.	3,750,000	6,349,570
	China Meheco Co. Ltd., Class A	303,800	528,513
	China Merchants Bank Co. Ltd., Class H	14,808,500	124,097,280
	China Merchants Energy Shipping Co. Ltd., Class A	1,571,640	1,123,714
	China Merchants Land Ltd.	11,986,000	1,338,881
	China Merchants Port Holdings Co. Ltd.	7,949,903	13,253,916
Ω	China Merchants Securities Co. Ltd., Class H	658,820	1,040,885
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,219,933
††	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	23,927,400	9,487,130
#	China Modern Dairy Holdings Ltd.	9,212,000	1,737,791
	China Molybdenum Co. Ltd., Class H	9,003,000	5,565,679
	China National Accord Medicines Corp. Ltd., Class A	233,806	1,224,068
	China National Building Material Co. Ltd., Class H	26,405,250	33,093,514
	China National Medicines Corp. Ltd., Class A	258,300	1,230,453
	China National Nuclear Power Co. Ltd., Class A	5,075,483	5,439,532
# Ω	China New Higher Education Group Ltd.	2,511,000	1,258,608
*	China New Town Development Co. Ltd.	11,705,522	134,590
*	China Oil & Gas Group Ltd.	18,900,000	1,172,060

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Oilfield Services Ltd., Class H	8,924,000	$8,534,612
	China Oriental Group Co. Ltd.	8,518,000	2,397,351
	China Overseas Grand Oceans Group Ltd.	12,669,500	6,074,374
	China Overseas Land & Investment Ltd.	22,666,000	49,991,125
	China Pacific Insurance Group Co. Ltd., Class H	10,245,400	31,329,126
#	China Petroleum & Chemical Corp., ADR	774,776	37,716,135
	China Petroleum & Chemical Corp., Class H	77,479,575	37,750,582
	China Pioneer Pharma Holdings Ltd.	1,142,000	169,953
* ††	China Properties Group Ltd.	3,380,000	135,213
	China Publishing & Media Co. Ltd., Class A	477,385	404,871
	China Railway Group Ltd., Class H	22,192,000	10,840,686
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,576,000	1,956,086
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	224,356
# *	China Rare Earth Holdings Ltd.	4,650,600	489,964
	China Reinsurance Group Corp., Class H	24,824,000	2,581,511
Ω	China Renaissance Holdings Ltd.	29,500	71,289
	China Resources Cement Holdings Ltd.	17,062,000	14,347,507
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	675,381	1,204,710
	China Resources Gas Group Ltd.	2,388,000	12,817,206
	China Resources Land Ltd.	20,648,000	80,227,147
	China Resources Medical Holdings Co. Ltd.	5,256,500	3,687,682
# Ω	China Resources Pharmaceutical Group Ltd.	9,373,500	4,509,093
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	510,231	1,923,562
	China Risun Group Ltd.	709,000	432,146
#	China Sanjiang Fine Chemicals Co. Ltd.	5,245,000	1,581,200
	China SCE Group Holdings Ltd.	13,607,000	4,243,693
	China Science Publishing & Media Ltd., Class A	232,700	299,135
* Ω	China Shengmu Organic Milk Ltd.	729,000	50,338
	China Shenhua Energy Co. Ltd., Class H	19,655,500	42,265,118
	China Shineway Pharmaceutical Group Ltd.	2,159,000	2,069,847
	China Shuifa Singyes Energy Holdings Ltd.	520,000	143,786
*	China Silver Group Ltd.	8,388,000	642,236
#	China South City Holdings Ltd.	31,676,000	2,360,826
	China South Publishing & Media Group Co. Ltd., Class A	602,000	770,392
# *	China Southern Airlines Co. Ltd., Class H	9,962,000	6,058,011
	China Starch Holdings Ltd.	13,595,000	296,294
	China State Construction Engineering Corp. Ltd., Class A	16,812,606	12,231,789
*	China Sunshine Paper Holdings Co. Ltd.	1,885,000	427,211
	China Taiping Insurance Holdings Co. Ltd.	11,400,800	17,348,488
# *	China Tianrui Group Cement Co. Ltd.	45,000	38,657
*	China Tianying, Inc., Class A	948,700	703,555
Ω	China Tower Corp. Ltd., Class H	117,092,000	15,174,976
	China Traditional Chinese Medicine Holdings Co. Ltd.	18,684,000	8,890,582
	China TransInfo Technology Co. Ltd., Class A	240,300	502,177
# *	China Travel International Investment Hong Kong Ltd.	18,963,631	2,750,859
*	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	627,643
	China Vanke Co. Ltd., Class H	8,314,005	19,425,081
# Ω	China Vast Industrial Urban Development Co. Ltd.	1,490,000	430,794
	China West Construction Group Co. Ltd., Class A	358,900	402,947
* ††	China Wood Optimization Holding Ltd.	88,000	7,634
Ω	China Xinhua Education Group Ltd.	294,000	62,641
	China XLX Fertiliser Ltd.	1,879,000	1,318,822
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	8,095,387
# *	China ZhengTong Auto Services Holdings Ltd.	8,694,500	1,060,418
	China Zheshang Bank Co. Ltd., Class H	24,000	9,653
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	270,700	112,315
# *	China Zhongwang Holdings Ltd.	13,622,954	2,941,529
	Chinasoft International Ltd.	3,412,000	5,697,116
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	875,061

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Changan Automobile Co. Ltd., Class A	1,390,513	$4,252,746
	Chongqing Department Store Co. Ltd., Class A	222,784	801,439
	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	448,835
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	93,020
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,097,000	5,790,383
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	662,300	678,696
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	64,154
	CIFI Holdings Group Co. Ltd.	18,714,758	10,388,154
	CIMC Enric Holdings Ltd.	4,910,000	6,313,798
*	Cinda Real Estate Co. Ltd., Class A	783,100	392,905
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	303,165
*	CITIC Guoan Information Industry Co. Ltd., Class A	546,700	191,873
	CITIC Ltd.	25,131,483	25,176,604
*	CITIC Resources Holdings Ltd.	15,150,000	1,066,873
#	CITIC Securities Co. Ltd., Class H	4,885,500	12,404,075
# *	Citychamp Watch & Jewellery Group Ltd.	476,000	80,243
	CMST Development Co. Ltd., Class A	304,400	290,896
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	704,267
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	492,800	1,061,702
	COFCO Biotechnology Co. Ltd., Class A	469,400	781,461
# * Ω	Cogobuy Group	1,339,000	491,805
#	Colour Life Services Group Co. Ltd.	2,857,548	500,497
#	Comba Telecom Systems Holdings Ltd.	1,318,000	366,999
	Concord New Energy Group Ltd.	39,820,000	4,199,123
	Consun Pharmaceutical Group Ltd.	2,355,000	1,009,240
*	Coolpad Group Ltd.	13,182,079	692,089
	COSCO SHIPPING Development Co. Ltd., Class H	13,494,000	2,622,186
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,686,000	3,838,529
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,614,000	1,159,813
	COSCO SHIPPING Ports Ltd.	13,271,761	11,047,224
* Ω	Cosmo Lady China Holdings Co. Ltd.	642,000	46,238
	Country Garden Holdings Co. Ltd.	36,552,799	34,396,440
	CP Pokphand Co. Ltd.	10,346,000	1,464,136
#	CPMC Holdings Ltd.	4,586,000	2,240,844
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	379,207
# *	Crazy Sports Group Ltd.	7,256,000	365,148
	CSG Holding Co. Ltd., Class A	567,849	802,581
	CSPC Pharmaceutical Group Ltd.	2,798,000	2,919,712
	CSSC Hong Kong Shipping Co. Ltd.	134,000	19,787
	CTS International Logistics Corp. Ltd., Class A	337,870	651,205
	D&O Home Collection Co. Ltd., Class A	147,557	292,957
#	DaFa Properties Group Ltd.	402,000	260,477
Ω	Dali Foods Group Co. Ltd.	3,807,500	2,119,946
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	373,625
	Daqin Railway Co. Ltd., Class A	6,459,961	6,409,783
	Dare Power Dekor Home Co. Ltd., Class A	144,600	264,100
	Dashang Co. Ltd., Class A	205,208	624,332
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	149,577
*	Dazhong Transportation Group Co. Ltd., Class A	359,539	185,380
	Dazzle Fashion Co. Ltd., Class A	185,600	542,957
	DBG Technology Co. Ltd., Class A	298,278	648,375
	Deppon Logistics Co. Ltd., Class A	195,700	334,257
#	Dexin China Holdings Co. Ltd.	736,000	246,922
	DHC Software Co. Ltd., Class A	701,900	761,282
	Digital China Group Co. Ltd., Class A	227,300	530,565
	Digital China Holdings Ltd.	3,504,000	1,889,011
	Digital China Information Service Co. Ltd., Class A	316,700	551,885
	Dong-E-E-Jiao Co. Ltd., Class A	247,813	1,570,672
	Dongfang Electric Corp. Ltd., Class H	2,029,200	3,237,845

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Dongfang Electronics Co. Ltd., Class A	289,100	$277,203
	Dongfeng Motor Group Co. Ltd., Class H	13,572,000	12,640,377
	Dongjiang Environmental Co. Ltd., Class H	51,000	23,267
	Dongxing Securities Co. Ltd., Class A	763,900	1,308,341
#	Dongyue Group Ltd.	3,020,000	7,026,369
	Dynagreen Environmental Protection Group Co. Ltd., Class H	340,000	173,504
# *	E-Commodities Holdings Ltd.	5,880,000	621,937
	Edvantage Group Holdings Ltd.	104,000	67,659
	Elion Energy Co. Ltd., Class A	807,498	626,122
*	Enjoyor Co. Ltd., Class A	103,300	111,634
	ENN Natural Gas Co. Ltd., Class A	219,900	633,083
* Ω	ESR Cayman Ltd.	457,200	1,479,437
#	Essex Bio-technology Ltd.	207,000	140,899
	EVA Precision Industrial Holdings Ltd.	3,990,000	696,808
*	Everbright Jiabao Co. Ltd., Class A	607,266	245,671
# Ω	Everbright Securities Co. Ltd., Class H	1,371,200	1,070,851
*	Fang Holdings Ltd., ADR	3,666	21,335
	Fangda Carbon New Material Co. Ltd., Class A	915,594	1,538,736
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	731,795
#	Fantasia Holdings Group Co. Ltd.	14,882,515	1,071,166
#	Far East Horizon Ltd.	7,898,000	7,530,298
	FAW Jiefang Group Co. Ltd.	724,752	1,181,430
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	882,019
*	FIH Mobile Ltd.	939,000	146,068
	Financial Street Holdings Co. Ltd., Class A	569,730	522,171
#	FinVolution Group, ADR	60,163	368,198
#	First Tractor Co. Ltd., Class H	718,000	361,962
	Focused Photonics Hangzhou, Inc., Class A	26,500	76,597
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	216,100	345,633
	Fosun International Ltd.	12,910,683	15,126,381
	Founder Securities Co. Ltd., Class A	1,689,907	2,154,848
	FriendTimes, Inc.	338,000	49,741
	Fu Shou Yuan International Group Ltd.	3,066,000	2,632,205
	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	352,507
	Fufeng Group Ltd.	11,203,000	3,878,173
	Fujian Longking Co. Ltd., Class A	325,100	412,772
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	164,900	322,573
	Fujian Star-net Communication Co. Ltd., Class A	196,200	671,341
	Fujian Sunner Development Co. Ltd., Class A	579,198	2,033,426
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	386,658
	Gansu Shangfeng Cement Co. Ltd., Class A	278,900	757,475
* ††	GCL-Poly Energy Holdings Ltd.	121,131,000	23,119,277
*	GDS Holdings Ltd., Class A	200,000	1,502,008
	Geely Automobile Holdings Ltd.	26,250,000	91,104,288
	GEM Co. Ltd., Class A	1,160,200	1,973,356
	Gemdale Corp., Class A	1,689,954	2,680,122
	Gemdale Properties & Investment Corp. Ltd.	33,376,000	3,248,417
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	4,320,605
*	Genimous Technology Co. Ltd., Class A	124,700	117,914
	GF Securities Co. Ltd., Class H	4,802,600	8,145,765
*	Glorious Property Holdings Ltd.	18,846,000	586,148
*	Glory Sun Financial Group Ltd.	2,780,000	96,305
	Goldcard Smart Group Co. Ltd.	156,680	265,318
	Golden Eagle Retail Group Ltd.	12,000	10,440
	GoldenHome Living Co. Ltd., Class A	68,570	321,105
	Goldenmax International Technology Ltd., Class A	301,200	627,138
	Goldlion Holdings Ltd.	1,887,000	408,946
	Goldpac Group Ltd.	1,296,000	296,930
*	Gosuncn Technology Group Co. Ltd., Class A	333,100	231,743

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Grand Baoxin Auto Group Ltd.	5,444,500	$611,216
*	Grandjoy Holdings Group Co. Ltd., Class A	1,447,500	744,252
	Greattown Holdings Ltd., Class A	1,264,000	699,476
	Greatview Aseptic Packaging Co. Ltd.	1,449,000	595,285
	Gree Electric Appliances, Inc. of Zhuhai, Class A	1,066,200	6,089,475
	Greenland Holdings Corp. Ltd., Class A	3,512,040	2,256,167
#	Greenland Hong Kong Holdings Ltd.	8,146,575	1,732,382
#	Greentown China Holdings Ltd.	6,258,591	8,622,757
	GRG Banking Equipment Co. Ltd., Class A	676,700	1,094,484
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	896,900	759,065
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	357,356	372,000
*	Guangdong HEC Technology Holding Co. Ltd., Class A	1,058,600	1,755,556
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	327,654
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	124,313
	Guangdong Tapai Group Co. Ltd., Class A	353,173	555,349
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	344,634	453,413
*	Guanghui Energy Co. Ltd., Class A	3,273,638	3,378,539
# *	Guangshen Railway Co. Ltd., Sponsored ADR	266,120	2,342,937
	Guangxi Liugong Machinery Co. Ltd., Class A	354,190	411,547
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	152,811	363,532
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	2,136,800	1,018,015
	Guangzhou Automobile Group Co. Ltd., Class H	10,882,000	10,272,167
	Guangzhou Baiyun International Airport Co. Ltd., Class A	716,300	1,325,292
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	1,769,723
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	708,361
#	Guangzhou R&F Properties Co. Ltd., Class H	11,917,514	7,455,046
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	566,190	683,548
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	313,026
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	133,200	123,227
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	371,676	254,167
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,125,732	1,353,489
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	43,700	46,490
	Guomai Technologies, Inc., Class A	418,400	374,506
# *	Guorui Properties Ltd.	5,759,000	254,401
	Guosen Securities Co. Ltd., Class A	1,174,527	2,093,412
*	Guosheng Financial Holding, Inc., Class A	257,924	376,497
* Ω	Guotai Junan Securities Co. Ltd., Class H	1,914,200	2,613,311
	Guoyuan Securities Co. Ltd., Class A	771,550	893,875
* Ω	Haichang Ocean Park Holdings Ltd.	558,000	141,156
	Haier Smart Home Co. Ltd., Class A	2,528,488	10,744,047
	Haier Smart Home Co. Ltd., Class H	1,827,400	6,804,676
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	78,260	219,329
*	Hainan Meilan International Airport Co. Ltd., Class H	417,000	1,687,373
	Haitian International Holdings Ltd.	979,000	2,853,289
	Haitong Securities Co. Ltd., Class H	12,313,600	10,954,438
# Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	158,000	21,732
	Hand Enterprise Solutions Co. Ltd., Class A	310,700	320,501
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	1,379,553
	Hangcha Group Co. Ltd., Class A	166,900	432,078
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	326,532
	Hangzhou Century Co. Ltd., Class A	277,800	267,112
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	274,300	1,112,080
	Hangzhou Zhongheng Electric Co. Ltd., Class A	70,200	93,253
* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	165,726
	Harbin Electric Co. Ltd., Class H	4,957,474	2,097,167
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	370,900	138,562
	HBIS Resources Co. Ltd., Class A	58,300	131,056
# *	HC Group, Inc.	1,280,000	132,101
	Health & Happiness H&H International Holdings Ltd.	506,500	1,185,555

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hebei Construction Group Corp. Ltd., Class H	322,500	$81,556
	Hello Group, Inc.	639,246	7,958,613
	Henan Lingrui Pharmaceutical Co., Class A	400,000	668,638
	Henan Pinggao Electric Co. Ltd., Class A	382,800	528,018
*	Henan Senyuan Electric Co. Ltd., Class A	116,300	47,206
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	901,710
	Henan Thinker Automatic Equipment Co. Ltd., Class A	33,420	106,728
	Henan Yuguang Gold & Lead Co. Ltd., Class A	53,100	44,542
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	299,521
#	Hengan International Group Co. Ltd.	2,529,000	13,216,382
*	Hengdeli Holdings Ltd.	14,156,000	518,775
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	211,700	466,898
	Hengli Petrochemical Co. Ltd., Class A	1,986,065	6,848,646
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,555,280
	Hengyi Petrochemical Co. Ltd., Class A	1,565,641	2,679,468
	Hesteel Co. Ltd., Class A	3,844,300	1,477,219
	Hexing Electrical Co. Ltd., Class A	202,190	371,843
*	Hi Sun Technology China Ltd.	9,768,000	1,318,219
	Hisense Home Appliances Group Co. Ltd., Class H	405,000	435,003
*	Holitech Technology Co. Ltd., Class A	1,226,800	623,714
	Hongda Xingye Co. Ltd., Class A	819,256	694,690
*	Honghua Group Ltd.	15,729,000	543,238
* †† Ω Honworld Group Ltd.		1,002,500	296,672
Ω	Hope Education Group Co. Ltd.	5,706,000	1,017,653
	Hopson Development Holdings Ltd.	5,251,400	14,250,017
††	Hua Han Health Industry Holdings Ltd.	17,852,160	258,128
* Ω	Hua Hong Semiconductor Ltd.	2,808,000	14,091,274
	Huaan Securities Co. Ltd., Class A	1,731,080	1,382,996
	Huadong Medicine Co. Ltd., Class A	656,038	3,745,384
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,079,100	886,855
	Huafon Chemical Co. Ltd., Class A	859,548	1,599,130
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	480,964
*	Huafu Fashion Co. Ltd., Class A	458,898	317,501
	Huagong Tech Co. Ltd., Class A	203,200	915,616
	Huapont Life Sciences Co. Ltd., Class A	469,100	453,647
Ω	Huatai Securities Co. Ltd., Class H	5,375,400	7,993,816
*	Huawen Media Group, Class A	347,100	124,929
	Huaxi Securities Co. Ltd., Class A	1,072,555	1,515,844
	Huaxia Bank Co. Ltd., Class A	4,457,700	3,920,282
	Huaxin Cement Co. Ltd., Class A	691,428	1,803,302
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	5,321,046
	Huazhong In-Vehicle Holdings Co. Ltd.	1,364,000	665,665
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	819,864
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	398,494	1,003,391
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	268,600	2,088,023
*	Huishang Bank Corp. Ltd., Class H	1,603,900	546,178
	Hunan Aihua Group Co. Ltd., Class A	97,600	543,929
*	Hunan Gold Corp. Ltd., Class A	391,600	662,881
	Hunan New Wellful Co. Ltd., Class A	150,300	163,022
	Hunan Valin Steel Co. Ltd., Class A	1,767,160	1,474,828
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	804,437	1,598,675
	Hytera Communications Corp. Ltd., Class A	591,700	521,695
# * Ω	iDreamSky Technology Holdings Ltd.	286,000	202,900
	IKD Co. Ltd., Class A	301,500	645,534
Ω	IMAX China Holding, Inc.	33,100	48,405
	Industrial & Commercial Bank of China Ltd., Class H	297,483,996	163,069,444
	Industrial Bank Co. Ltd., Class A	7,873,753	22,915,151
	Industrial Securities Co. Ltd., Class A	1,722,840	2,456,867
	Infore Environment Technology Group Co. Ltd., Class A	301,756	295,134

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Inke Ltd.	1,693,000	$343,495
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	10,243,400	4,502,513
	Inner Mongolia Eerduosi Resources Co. Ltd., Class A	50,100	232,259
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	2,677,595
	Inner Mongolia Yitai Coal Co. Ltd., Class H	207,300	157,196
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	903,062
*	Inspur International Ltd.	246,000	106,121
*	Inspur Software Co. Ltd., Class A	99,926	188,856
*	JD.com, Inc., Class A	601,400	23,542,996
	JH Educational Technology, Inc.	72,000	16,528
	Jiajiayue Group Co. Ltd., Class A	220,300	506,884
	Jiangling Motors Corp. Ltd., Class A	265,329	644,965
# *	Jiangnan Group Ltd.	14,145,000	544,795
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,269,262	1,439,465
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	33,815
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	1,075,040
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	743,220	443,738
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	316,520	464,224
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	190,400	437,401
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	926,261	1,611,385
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	311,400	1,715,139
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	819,132	792,782
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,560,374	933,564
	Jiangsu Zhongtian Technology Co. Ltd., Class A	1,109,600	1,753,572
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	644,118
	Jiangxi Copper Co. Ltd., Class H	5,607,000	9,791,607
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	405,948
	Jiangxi Zhengbang Technology Co. Ltd., Class A	564,963	883,743
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	544,501
	Jiayou International Logistics Co. Ltd., Class A	11,830	30,275
	Jiayuan International Group Ltd.	4,741,776	1,833,394
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	543,856	1,342,742
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	42,830	13,816
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	470,200	197,654
	Jinduicheng Molybdenum Co. Ltd., Class A	322,700	366,091
#	Jingrui Holdings Ltd.	3,426,000	961,889
# *	JinkoSolar Holding Co. Ltd., ADR	257,591	15,409,094
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,129,574
	Jinneng Science&Technology Co. Ltd., Class A	577,233	1,276,911
	Jinyuan EP Co. Ltd., Class A	283,400	479,743
	Jiuzhitang Co. Ltd., Class A	421,200	559,189
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	1,158,809
	JNBY Design Ltd.	406,000	679,211
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,533,976
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,002,522	2,125,949
	Joy City Property Ltd.	19,480,000	1,014,695
#	JOYY, Inc., ADR	315,298	15,887,866
	JSTI Group, Class A	308,575	272,771
	Ju Teng International Holdings Ltd.	5,890,249	1,010,812
	Juneyao Airlines Co. Ltd., Class A	150,100	373,020
	Jutal Offshore Oil Services Ltd.	590,000	79,236
*	Kai Yuan Holdings Ltd.	41,600,000	205,992
#	Kaisa Group Holdings Ltd.	21,268,578	3,267,398
	Kaisa Prosperity Holdings Ltd.	276,000	584,779
* Ω	Kangda International Environmental Co. Ltd.	3,759,000	397,246
# *	Kasen International Holdings Ltd.	2,592,000	237,874
	Kehua Data Co. Ltd., Class A	111,390	679,838
	Kingboard Holdings Ltd.	4,890,845	21,313,348

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kingboard Laminates Holdings Ltd.	6,252,500	$9,801,473
	KingClean Electric Co. Ltd., Class A	31,232	121,884
	Kingsoft Corp. Ltd.	2,399,200	10,237,489
	Konka Group Co. Ltd., Class A	271,000	238,008
	KPC Pharmaceuticals, Inc., Class A	364,200	472,996
*	Kuang-Chi Technologies Co. Ltd., Class A	76,770	246,270
	Kunlun Energy Co. Ltd.	27,886,000	25,398,005
	Kunlun Tech Co. Ltd., Class A	378,900	1,102,382
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	292,121
	KWG Group Holdings Ltd.	9,210,500	8,028,917
	KWG Living Group Holdings Ltd.	6,977,250	4,700,142
	Lao Feng Xiang Co. Ltd., Class A	123,154	923,726
	LB Group Co. Ltd., Class A	668,233	2,970,591
	Lee & Man Paper Manufacturing Ltd.	9,816,000	7,377,751
#	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	487,730
Ω	Legend Holdings Corp., Class H	2,487,600	4,372,385
	Lenovo Group Ltd.	32,338,000	35,118,033
	Lens Technology Co. Ltd., Class A	257,400	856,440
	Leo Group Co. Ltd., Class A	2,336,500	832,590
*	LexinFintech Holdings Ltd., ADR	111,218	593,904
	Leyard Optoelectronic Co. Ltd., Class A	966,400	1,420,621
	Liaoning Cheng Da Co. Ltd., Class A	400,300	1,274,031
	Lier Chemical Co. Ltd., Class A	174,900	618,113
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	164,662
	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,517,863
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	145,884
	Logan Group Co. Ltd.	1,795,000	1,798,054
	Loncin Motor Co. Ltd., Class A	1,187,800	811,516
	Long Yuan Construction Group Co. Ltd., Class A	565,700	635,231
Ω	Longfor Group Holdings Ltd.	8,115,500	39,262,132
	Longshine Technology Group Co. Ltd., Class A	137,802	697,978
	Lonking Holdings Ltd.	14,226,000	4,151,736
	Luenmei Quantum Co. Ltd., Class A	519,200	670,391
*	Luoniushan Co. Ltd., Class A	661,991	707,394
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,560,163
# * Ω	Luye Pharma Group Ltd.	11,745,000	5,597,183
# *	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	466,201
#	Maanshan Iron & Steel Co. Ltd., Class H	5,659,775	2,406,733
*	Macrolink Culturaltainment Development Co. Ltd., Class A	59,400	16,712
* Ω	Maoyan Entertainment	264,800	319,826
*	Maoye International Holdings Ltd.	5,595,000	200,154
*	Markor International Home Furnishings Co. Ltd., Class A	928,600	491,874
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	439,295
	Metallurgical Corp. of China Ltd., Class H	13,359,000	3,705,385
# Ω	Midea Real Estate Holding Ltd.	16,000	27,614
	Min Xin Holdings Ltd.	708,418	391,739
	Ming Yang Smart Energy Group Ltd., Class A	376,000	1,819,904
*	Mingfa Group International Co. Ltd.	608,000	35,056
	Minmetals Land Ltd.	9,789,205	1,004,068
Ω	Minsheng Education Group Co. Ltd.	1,078,000	155,893
	Minth Group Ltd.	3,478,000	13,823,104
*	Misho Ecology & Landscape Co. Ltd., Class A	45,400	18,075
	MLS Co. Ltd., Class A	513,262	1,117,003
*	MOBI Development Co. Ltd.	424,000	20,144
	Modern Land China Co. Ltd.	3,187,200	155,663
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	20,189
	MYS Group Co. Ltd., Class A	393,300	200,559
	NanJi E-Commerce Co. Ltd., Class A	399,700	446,971
	Nanjing Iron & Steel Co. Ltd., Class A	879,300	484,968

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	$871,314
	NARI Technology Co. Ltd., Class A	1,515,720	9,229,102
*	NavInfo Co. Ltd., Class A	404,200	739,361
	NetDragon Websoft Holdings Ltd.	1,050,000	2,299,724
	New China Life Insurance Co. Ltd., Class H	3,525,300	10,170,102
*	New Hope Liuhe Co. Ltd., Class A	1,449,264	3,260,207
*	New World Department Store China Ltd.	2,778,000	477,644
	Newland Digital Technology Co. Ltd., Class A	352,060	829,245
	Nexteer Automotive Group Ltd.	6,068,000	7,489,047
	Nine Dragons Paper Holdings Ltd.	11,759,000	14,786,944
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	1,346,977
	Ningbo Joyson Electronic Corp., Class A	293,341	814,407
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	571,349
	Ningbo Yunsheng Co. Ltd., Class A	221,200	363,445
	Ningbo Zhoushan Port Co. Ltd., Class A	1,959,600	1,147,648
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	88,531
	Norinco International Cooperation Ltd., Class A	92,800	108,868
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	397,985
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	371,662
	Northeast Securities Co. Ltd., Class A	765,100	1,030,064
# *	NVC International Holdings Ltd.	5,629,000	124,662
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	864,443
	OFILM Group Co. Ltd., Class A	740,600	865,160
	ORG Technology Co. Ltd., Class A	579,600	606,293
*	Orient Group, Inc., Class A	647,440	295,280
Ω	Orient Securities Co. Ltd., Class H	2,986,800	2,450,680
	Oriental Pearl Group Co. Ltd., Class A	912,860	1,102,205
*	Ourpalm Co. Ltd., Class A	878,900	534,049
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	188,214
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,100,200	686,771
	PAX Global Technology Ltd.	5,504,000	5,504,000
	PCI Technology Group Co. Ltd., Class A	582,600	690,546
	People’s Insurance Co. Group of China Ltd., Class H	32,141,000	10,025,522
	Perfect World Co. Ltd., Class A	299,000	810,771
	PetroChina Co. Ltd., Class H	130,158,000	62,755,344
	PhiChem Corp., Class A	136,300	377,537
	PICC Property & Casualty Co. Ltd., Class H	34,389,000	32,014,283
	Ping An Bank Co. Ltd., Class A	5,732,573	17,461,513
	Ping An Insurance Group Co. of China Ltd., Class H	20,578,500	147,398,227
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	1,429,726
*	Polaris Bay Group Co. Ltd., Class A	568,670	818,449
*	Poly Culture Group Co. Ltd., Class H	402,000	279,634
	Poly Property Group Co. Ltd.	15,332,488	3,782,299
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,055,000	21,843,772
*	Pou Sheng International Holdings Ltd.	8,805,000	1,481,663
	Power Construction Corp. of China Ltd., Class A	5,627,420	7,241,012
	Powerlong Real Estate Holdings Ltd.	10,843,000	7,428,214
#	Prinx Chengshan Holding Ltd.	214,000	198,542
	Pujiang International Group Ltd.	128,000	58,186
#	PW Medtech Group Ltd.	1,439,000	221,513
	Q Technology Group Co. Ltd.	1,983,000	2,895,005
	Qingdao East Steel Tower Stock Co. Ltd., Class A	188,500	230,293
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	475,756
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	751,914
Ω	Qingdao Port International Co. Ltd., Class H	802,000	403,103
	Qingdao Topscomm Communication, Inc., Class A	193,580	208,335
	Qingling Motors Co. Ltd., Class H	5,656,000	1,273,546
	Qinhuangdao Port Co. Ltd., Class H	845,000	135,501
*	Qudian, Inc., Sponsored ADR	362,937	606,105

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	$584,135
	Raisecom Technology Co. Ltd., Class A	164,000	155,124
	Rastar Group, Class A	653,946	314,434
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	257,923
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,834,297	1,028,984
# Ω	Redco Properties Group Ltd.	2,684,000	824,420
#	Redsun Properties Group Ltd.	2,854,000	823,055
	Renhe Pharmacy Co. Ltd., Class A	672,100	995,423
	REXLot Holdings Ltd.	67,831,618	34,001
	Rianlon Corp., Class A	25,716	157,073
	RiseSun Real Estate Development Co. Ltd., Class A	1,888,376	1,266,416
	Rongan Property Co. Ltd., Class A	1,399,700	520,436
#	Ronshine China Holdings Ltd.	2,969,500	1,200,801
	Runjian Co. Ltd., Class A	45,400	218,275
*	RYB Education, Inc., ADR	17,090	44,776
	SAIC Motor Corp. Ltd., Class A	1,570,273	4,983,249
	Sailun Group Co. Ltd., Class A	1,632,000	3,405,498
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	405,848	229,282
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	1,056,808
	Sany Heavy Equipment International Holdings Co. Ltd.	5,544,000	6,308,618
*	Saurer Intelligent Technology Co. Ltd., Class A	357,100	158,553
	Sealand Securities Co. Ltd., Class A	1,779,595	1,073,590
	Seazen Group Ltd.	2,400,000	1,898,587
	Seazen Holdings Co. Ltd., Class A	1,012,915	5,411,385
	SGIS Songshan Co. Ltd., Class A	773,600	535,390
	Shaanxi Coal Industry Co. Ltd., Class A	3,735,445	7,320,259
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	1,605,726
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	623,402	1,704,839
#	Shandong Chenming Paper Holdings Ltd., Class H	2,725,227	1,310,799
# Ω	Shandong Gold Mining Co. Ltd., Class H	2,296,250	4,151,530
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	96,060
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	851,969	4,143,558
	Shandong Humon Smelting Co. Ltd., Class A	275,500	494,040
	Shandong Linglong Tyre Co. Ltd., Class A	445,587	2,463,266
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	389,046	611,459
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	232,600	579,956
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,959,183
	Shandong New Beiyang Information Technology Co. Ltd., Class A	280,600	340,702
	Shandong Publishing & Media Co. Ltd., Class A	290,233	277,583
	Shandong Sun Paper Industry JSC Ltd., Class A	1,227,281	2,201,696
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,420,000	14,342,040
	Shandong Xiantan Co. Ltd., Class A	61,800	68,357
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	646,000	316,002
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	346,440	575,389
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	622,221
	Shanghai AJ Group Co. Ltd., Class A	869,352	880,804
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	64,562	187,832
	Shanghai Electric Group Co. Ltd., Class H	10,734,000	3,024,094
	Shanghai Environment Group Co. Ltd., Class A	300,489	545,350
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	174,870	454,540
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	970,500	4,568,378
	Shanghai Industrial Development Co. Ltd., Class A	986,190	598,130
	Shanghai Industrial Holdings Ltd.	3,585,918	5,350,887
	Shanghai Industrial Urban Development Group Ltd.	19,682,501	1,694,393
	Shanghai International Port Group Co. Ltd., Class A	2,613,716	2,309,395
	Shanghai Jahwa United Co. Ltd., Class A	150,768	1,127,856
	Shanghai Jin Jiang Capital Co. Ltd., Class H	15,170,000	3,438,336
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,832,369
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	720,888

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	$762,083
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	550,018
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	398,581
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,566,300	10,187,590
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	146,209
	Shanghai Pudong Development Bank Co. Ltd., Class A	7,828,778	10,934,329
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,975,086	2,035,582
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	44,000	194,642
	Shanghai Shimao Co. Ltd., Class A	624,696	308,559
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	708,195
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	42,020
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	135,013
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	295,814
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	119,800	241,525
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,620,198
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	1,235,901
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	603,698
	Shanxi Blue Flame Holding Co. Ltd., Class A	315,028	451,478
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,514,935	2,199,523
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,112,438
*	Shanxi Meijin Energy Co. Ltd., Class A	1,348,132	2,380,856
	Shanxi Securities Co. Ltd., Class A	1,173,460	1,147,550
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	2,593,091
	Shanying International Holding Co. Ltd., Class A	1,210,500	613,047
	Shenghe Resources Holding Co. Ltd., Class A	36,360	115,600
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	432,356
	Shenguan Holdings Group Ltd.	3,610,000	187,696
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,616,800	1,166,301
	Shenzhen Agricultural Products Group Co. Ltd., Class A	908,126	985,263
*	Shenzhen Airport Co. Ltd., Class A	492,100	581,935
	Shenzhen Aisidi Co. Ltd., Class A	405,800	679,709
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	430,400	170,794
	Shenzhen Center Power Tech Co. Ltd., Class A	80,000	207,688
	Shenzhen Comix Group Co. Ltd., Class A	105,400	109,134
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	65,888
	Shenzhen Gas Corp. Ltd., Class A	760,100	1,077,438
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	335,153
*	Shenzhen Grandland Group Co. Ltd., Class A	108,000	38,124
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	290,220	696,466
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	188,110
	Shenzhen International Holdings Ltd.	6,449,190	7,764,283
#	Shenzhen Investment Ltd.	22,924,414	5,622,912
	Shenzhen Jinjia Group Co. Ltd., Class A	705,783	1,193,545
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	891,909
*	Shenzhen MTC Co. Ltd., Class A	1,364,600	1,048,277
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	620,526
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,406,961	3,334,844
*	Shenzhen SDG Information Co. Ltd., Class A	337,800	316,571
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	639,797
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	435,747
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	440,726
	Shenzhen World Union Group, Inc., Class A	947,381	555,306
	Shenzhen Yinghe Technology Co. Ltd., Class A	190,058	928,882
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	260,300	398,980
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	107,294	549,218
	Shenzhen Zhenye Group Co. Ltd., Class A	780,600	509,370
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	837,000	647,619
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	692,609
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	839,424	2,108,580

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shimao Group Holdings Ltd.	9,280,035	$14,557,421
	Shinva Medical Instrument Co. Ltd., Class A	159,000	541,329
#	Shoucheng Holdings Ltd.	10,423,683	2,207,467
	Shougang Fushan Resources Group Ltd.	13,988,277	3,694,989
*	Shouhang High-Tech Energy Co. Ltd., Class A	354,500	180,955
	Shui On Land Ltd.	27,217,803	4,031,852
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	686,150
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	699,455	1,934,654
*	Sichuan Languang Development Co. Ltd., Class A	1,550,800	419,251
	Sichuan Shuangma Cement Co. Ltd., Class A	226,378	708,042
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	72,998	184,936
	Sieyuan Electric Co. Ltd., Class A	182,700	1,184,589
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,059,000	3,370,099
*	Silver Grant International Holdings Group Ltd.	6,302,804	411,980
	Sino Biopharmaceutical Ltd.	1,397,000	1,030,126
	Sinochem International Corp., Class A	575,231	816,157
	Sinofert Holdings Ltd.	13,934,000	2,178,837
	Sinolink Securities Co. Ltd., Class A	612,600	1,026,553
*	Sinolink Worldwide Holdings Ltd.	16,481,714	530,344
	Sinoma International Engineering Co., Class A	417,000	677,469
	Sinoma Science & Technology Co. Ltd., Class A	624,062	3,687,152
	Sinomach Automobile Co. Ltd., Class A	510,561	505,076
	Sino-Ocean Group Holding Ltd.	22,125,602	4,808,654
	Sinopec Engineering Group Co. Ltd., Class H	10,056,500	5,300,512
	Sinopec Kantons Holdings Ltd.	7,434,000	2,830,467
*	Sinopec Oilfield Service Corp., Class H	780,000	74,977
	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	13,270	309,987
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	3,889,705
	Sinopharm Group Co. Ltd., Class H	8,526,400	20,246,052
#	Sinosoft Technology Group Ltd.	2,140,000	280,634
	Sinotrans Ltd., Class H	15,798,000	5,193,145
	Sinotruk Hong Kong Ltd.	5,178,835	7,148,221
	Skyfame Realty Holdings Ltd.	1,546,000	182,440
	Skyworth Digital Co. Ltd., Class A	450,948	510,362
*	Skyworth Group Ltd.	9,558,116	5,324,946
*	SOHO China Ltd.	14,655,388	3,722,348
	SooChow Securities Co. Ltd., Class A	771,100	1,021,230
*	Sou Yu Te Group Co. Ltd., Class A	1,430,300	328,425
*	South Manganese Investment Ltd.	1,449,000	228,937
	Southwest Securities Co. Ltd., Class A	339,200	255,031
*	Spring Airlines Co. Ltd., Class A	203,441	1,859,400
*	SPT Energy Group, Inc.	4,862,000	192,311
	SSY Group Ltd.	4,256,000	2,021,753
*	Starrise Media Holdings Ltd.	270,000	4,935
	Sun King Technology Group Ltd.	568,000	322,123
	Sunac China Holdings Ltd.	13,496,000	28,861,529
* Ω	Sunac Services Holdings Ltd.	297	599
	Sunflower Pharmaceutical Group Co. Ltd., Class A	266,300	594,874
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	243,590
*	Suning Universal Co. Ltd., Class A	1,450,705	1,087,115
*	Suning.com Co. Ltd., Class A	1,980,900	1,383,368
* Ω	Sunshine 100 China Holdings Ltd.	249,000	14,418
	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	402,881
*	Sunwave Communications Co. Ltd., Class A	271,570	224,461
	Suzhou Anjie Technology Co. Ltd., Class A	112,900	243,376
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	522,900	1,663,278
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	711,909
*	Tahoe Group Co. Ltd., Class A	803,106	248,824
	Tangshan Jidong Cement Co. Ltd., Class A	476,244	864,972

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	1,421,690	$593,097
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	952,417
*	Taung Gold International Ltd.	5,980,000	19,105
	TBEA Co. Ltd., Class A	879,959	3,725,239
	TCL Electronics Holdings Ltd.	6,351,666	3,443,828
	TCL Technology Group Corp., Class A	3,045,935	2,887,539
	Tech-Bank Food Co. Ltd., Class A	647,250	635,693
	Ten Pao Group Holdings Ltd.	304,000	75,273
*	Tencent Music Entertainment Group, ADR	1,939,143	15,241,664
††	Tenwow International Holdings Ltd.	2,984,000	54,652
	Tian An China Investment Co. Ltd.	4,049,000	2,341,771
	Tian Di Science & Technology Co. Ltd., Class A	992,900	649,022
* Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	164,253
#	Tiangong International Co. Ltd.	4,350,000	2,617,012
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	11,861
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,996,711	1,273,474
	Tianjin Guangyu Development Co. Ltd., Class A	922,700	2,413,868
	Tianjin Port Development Holdings Ltd.	16,373,657	1,367,243
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	196,749	823,355
	Tianli Education International Holdings Ltd.	462,000	96,056
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,648,296
#	Tianneng Power International Ltd.	5,058,000	5,775,694
*	Tianyun International Holdings Ltd.	1,132,000	208,094
	Tibet Tianlu Co. Ltd., Class A	242,700	240,889
*	Time Watch Investments Ltd.	92,000	9,797
	Times China Holdings Ltd.	411,000	279,667
	Tingyi Cayman Islands Holding Corp.	6,648,000	12,408,381
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	1,753,558
	Tomson Group Ltd.	3,354,526	817,272
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	1,690,203
*	Tongcheng-Elong Holdings Ltd.	2,164,000	4,822,802
*	Tongda Group Holdings Ltd.	37,575,000	1,205,636
	Tongkun Group Co. Ltd., Class A	547,222	1,707,471
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	708,324
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,493,900	1,445,885
#	Top Spring International Holdings Ltd.	146,000	22,070
	Topsec Technologies Group, Inc., Class A	250,515	721,623
	Transfar Zhilian Co. Ltd., Class A	1,128,500	1,444,339
	TravelSky Technology Ltd., Class H	1,011,000	1,889,009
*	Trigiant Group Ltd.	4,254,000	354,999
*	Trip.com Group Ltd., ADR	1,765,245	50,415,397
††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truly International Holdings Ltd.	166,000	54,120
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	472,209
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	228,786
	Unilumin Group Co. Ltd., Class A	406,300	520,141
	Uni-President China Holdings Ltd.	3,090,000	2,633,578
	Unisplendour Corp. Ltd., Class A	924,760	4,006,918
	United Energy Group Ltd.	6,978,000	617,246
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	457,637	993,218
	Valiant Co. Ltd., Class A	12,000	38,606
	Vats Liquor Chain Store Management JSC Ltd., Class A	96,400	592,414
	Vatti Corp. Ltd., Class A	363,850	335,097
#	Vinda International Holdings Ltd.	1,089,000	3,002,517
# *	Viomi Technology Co. Ltd., ADR	95,951	423,144
*	Vipshop Holdings Ltd., ADR	1,604,040	17,901,086
# Ω	Virscend Education Co. Ltd.	530,000	35,558
	Wangneng Environment Co. Ltd., Class A	116,940	295,104
	Wangsu Science & Technology Co. Ltd., Class A	837,700	716,927

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Want Want China Holdings Ltd.	8,949,000	$6,940,355
	Wanxiang Qianchao Co. Ltd., Class A	1,400,160	1,309,709
	Wasion Holdings Ltd.	3,404,000	1,166,318
	Wasu Media Holding Co. Ltd., Class A	341,086	389,230
	Weichai Power Co. Ltd., Class H	7,541,000	13,498,137
	Weifu High-Technology Group Co. Ltd., Class A	168,400	510,851
	Weiqiao Textile Co., Class H	3,037,000	1,134,988
	Wellhope Foods Co. Ltd., Class A	618,088	884,565
	Wens Foodstuffs Group Co. Ltd., Class A	2,850,445	7,333,842
	West China Cement Ltd.	17,048,000	2,978,962
	Western Securities Co. Ltd., Class A	927,448	1,110,949
	Wharf Holdings Ltd.	1,054,000	3,664,515
	Wisdom Education International Holdings Co. Ltd.	2,030,000	347,725
	Wolong Electric Group Co. Ltd., Class A	363,300	840,029
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,452,371
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	366,500	346,405
	Wuhan Department Store Group Co. Ltd., Class A	430,300	679,687
*	Wuhan P&S Information Technology Co. Ltd., Class A	497,200	470,714
	Wuhu Token Science Co. Ltd., Class A	802,700	1,288,229
	Wuxi Taiji Industry Co. Ltd., Class A	733,524	917,432
	XCMG Construction Machinery Co. Ltd., Class A	3,532,500	3,380,256
	XGD, Inc., Class A	150,800	223,454
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	251,000	182,891
	Xiamen C & D, Inc., Class A	978,400	1,223,812
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	357,900	608,112
	Xiamen International Airport Co. Ltd., Class A	45,826	114,273
	Xiamen International Port Co. Ltd., Class H	6,710,000	746,902
	Xiamen ITG Group Corp. Ltd., Class A	525,902	568,499
	Xiamen Tungsten Co. Ltd., Class A	299,740	1,062,917
	Xiamen Xiangyu Co. Ltd., Class A	517,700	626,606
	Xiandai Investment Co. Ltd., Class A	184,100	115,209
	Xilinmen Furniture Co. Ltd., Class A	224,100	922,628
	Xinfengming Group Co. Ltd., Class A	144,260	330,960
	Xingda International Holdings Ltd.	8,916,001	2,025,152
	Xingfa Aluminium Holdings Ltd.	447,000	545,039
	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,264,983
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,336,400
	Xinjiang Communications Construction Group Co. Ltd., Class A	89,300	147,822
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,324,400	5,198,042
	Xinjiang Tianshan Cement Co. Ltd., Class A	310,600	662,246
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	243,609
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	387,600	640,298
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	806,008
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	889,774
	Xinyi Energy Holdings Ltd.	218,000	128,541
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	872,295
	Xinyuan Real Estate Co. Ltd., ADR	88,681	101,983
#	Xtep International Holdings Ltd.	3,518,498	4,601,480
	Xuji Electric Co. Ltd., Class A	233,200	722,125
*	Yanchang Petroleum International Ltd.	8,710,000	88,317
	Yango Group Co. Ltd., Class A	1,683,600	846,398
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	199,900	985,804
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,956,097
#	Yanzhou Coal Mining Co. Ltd., Class H	10,432,000	15,473,341
*	Yeahka Ltd.	53,200	160,680
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,646,200	769,658
	Yifan Pharmaceutical Co. Ltd., Class A	430,300	1,102,156
	Yintai Gold Co. Ltd., Class A	980,174	1,346,066
	Yip’s Chemical Holdings Ltd.	842,000	498,158

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yiren Digital Ltd., Sponsored ADR	127,021	$398,846
	Yixintang Pharmaceutical Group Co. Ltd., Class A	304,763	1,512,671
	Yonghui Superstores Co. Ltd., Class A	2,348,700	1,444,183
	Yotrio Group Co. Ltd., Class A	1,258,400	681,555
	Youngor Group Co. Ltd., Class A	1,650,413	1,657,180
*	Youzu Interactive Co. Ltd., Class A	318,800	660,395
	Yuexiu Property Co. Ltd.	12,249,357	10,763,377
	Yum China Holdings, Inc.	447,580	25,547,866
	Yunda Holding Co. Ltd., Class A	932,989	2,721,895
*	Yunnan Aluminium Co. Ltd., Class A	838,700	1,561,321
	Yunnan Baiyao Group Co. Ltd., Class A	263,127	3,683,599
	Yunnan Copper Co. Ltd., Class A	483,200	1,003,150
*	Yunnan Tin Co. Ltd., Class A	466,300	1,193,991
	Yutong Bus Co. Ltd., Class A	493,800	874,791
	Yuzhou Group Holdings Co. Ltd.	17,694,265	1,929,094
*	Zall Smart Commerce Group Ltd.	570,000	35,902
*	Zepp Health Corp., ADR	10,874	89,276
#	Zhaojin Mining Industry Co. Ltd., Class H	1,878,000	1,337,055
	Zhefu Holding Group Co. Ltd., Class A	706,800	789,679
*	Zhejiang Century Huatong Group Co. Ltd., Class A	2,293,054	2,658,283
	Zhejiang China Commodities City Group Co. Ltd., Class A	310,300	236,737
	Zhejiang Chint Electrics Co. Ltd., Class A	1,010,503	9,534,592
	Zhejiang Communications Technology Co. Ltd.	294,400	238,929
	Zhejiang Dahua Technology Co. Ltd., Class A	1,251,923	4,264,696
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	264,625
# ††	Zhejiang Glass Co. Ltd.	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,070,755
	Zhejiang Hangmin Co. Ltd., Class A	625,181	530,850
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	1,033,800	1,256,233
	Zhejiang Huace Film & Television Co. Ltd., Class A	333,832	294,414
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	719,011
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	93,198
*	Zhejiang Jingu Co. Ltd., Class A	579,000	638,913
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	512,087
	Zhejiang Juhua Co. Ltd., Class A	505,207	1,226,910
	Zhejiang Longsheng Group Co. Ltd., Class A	1,312,233	2,551,430
	Zhejiang Medicine Co. Ltd., Class A	641,500	1,599,268
	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	418,672
	Zhejiang NHU Co. Ltd., Class A	1,038,721	4,402,467
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,775,900	1,130,460
	Zhejiang Runtu Co. Ltd., Class A	378,930	523,544
	Zhejiang Satellite Petrochemical Co. Ltd., Class A	441,840	2,692,258
	Zhejiang Semir Garment Co. Ltd., Class A	538,299	632,094
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,340,900	1,102,529
	Zhejiang Wanliyang Co. Ltd., Class A	366,141	773,546
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	165,900	286,044
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	138,400	598,573
	Zhejiang Yankon Group Co. Ltd., Class A	91,700	52,302
	Zhejiang Yasha Decoration Co. Ltd., Class A	749,426	870,149
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	180,300	190,089
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,429,600	1,499,385
#	Zhenro Properties Group Ltd.	2,822,000	1,341,268
*	Zhong An Group Ltd.	15,060,600	600,709
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	293,000	125,508
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,952,284
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	602,699
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	898,744
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	155,313
	Zhuguang Holdings Group Co. Ltd.	230,000	50,511

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhuzhou CRRC Times Electric Co., Class H	972,800	$4,648,538
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	1,975,110
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	679,000	1,192,406
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	8,877,400	6,394,235
	ZTE Corp., Class H	2,876,200	8,633,877
	ZTO Express Cayman, Inc., ADR	327,385	9,602,202
	ZTO Express Cayman, Inc.	46,400	1,376,318

TOTAL CHINA			4,173,952,043

COLOMBIA — (0.1%)
	Bancolombia SA, Sponsored ADR	3,602	129,420
	Cementos Argos SA	205,090	345,835
*	Corp. Financiera Colombiana SA	20,431	160,975
	Grupo Argos SA	1,529,091	4,791,435
	Grupo de Inversiones Suramericana SA	1,052,559	6,135,235
	Mineros SA	128,115	136,935

TOTAL COLOMBIA			11,699,835

CZECH REPUBLIC — (0.2%)
	CEZ AS	523,898	17,303,008
*	Komercni banka AS	80,788	3,133,615

TOTAL CZECH REPUBLIC			20,436,623

GREECE — (0.2%)
*	Alpha Services & Holdings SA	5,340,099	6,807,883
	Autohellas Tourist & Trading SA	38,797	357,742
	Bank of Greece	39,163	765,418
*	Ellaktor SA	594,352	946,313
*	Eurobank Ergasias Services & Holdings SA, Class A	5,879,649	6,175,497
*	Fourlis Holdings SA	61,713	274,322
*	GEK Terna Holding Real Estate Construction SA	1,073	12,030
	Hellenic Petroleum SA	149,657	1,031,831
*	Intracom Holdings SA	327,815	758,817
	JUMBO SA	25,081	373,314
*	LAMDA Development SA	77,929	642,280
*	Motor Oil Hellas Corinth Refineries SA	32,065	544,272
	Mytilineos SA	382,362	6,987,484
*	National Bank of Greece SA	2,200,866	6,949,747
*	Piraeus Financial Holdings SA	103,515	176,902
	Titan Cement International SA	57,498	999,805

TOTAL GREECE			33,803,657

HONG KONG — (0.2%)
††	Anxin-China Holdings Ltd.	6,152,000	0
#	Atlas Corp.	209,127	2,927,778
	BYD Electronic International Co. Ltd.	3,850,000	11,429,146
*	China Energy Engineering Corp.	7,387,830	2,747,650
††	Karce International Holdings	640,000	0
*	MMG Ltd.	8,736,000	4,035,176
††	Realgold Resources Corp.	3,137,500	0
	Sun Art Retail Group Ltd.	322,000	188,776
	Texhong Textile Group Ltd.	906,000	1,351,879
††	Untrade Youyuan Holdings	4,485,251	0
††	Untrade. C Fiber Optic	3,598,000	0
††	Untrade.CTEG	9,748,000	79,933

TOTAL HONG KONG			22,760,338

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	3,506,064	$29,960,428
*	OTP Bank Nyrt	67,128	4,033,548

TOTAL HUNGARY			33,993,976

INDIA — (13.7%)
	Aarti Drugs Ltd.	35,366	276,679
	ACC Ltd.	338,836	10,591,965
	Adani Enterprises Ltd.	725,123	13,808,518
*	Adani Green Energy Ltd.	469,757	7,235,796
	Adani Ports & Special Economic Zone Ltd.	66,956	622,871
*	Adani Power Ltd.	1,868,617	2,553,598
	Adani Total Gas Ltd.	139,991	2,719,707
*	Adani Transmission Ltd.	571,651	13,638,827
*	Aditya Birla Capital Ltd.	2,879,031	3,720,809
	Alembic Ltd.	483,755	673,271
	Allcargo Logistics Ltd.	394,520	1,421,635
	Amara Raja Batteries Ltd.	4,029	36,765
	Ambuja Cements Ltd.	3,672,156	19,861,025
* ††	Amtek Auto Ltd.	941,223	6,481
	Andhra Sugars Ltd.	2,618	22,373
	Apar Industries Ltd.	8,379	76,234
	Apollo Tyres Ltd.	1,942,429	5,564,461
*	Arvind Fashions Ltd.	354,092	1,420,610
*	Arvind Ltd.	830,228	1,462,557
* Ω	Aster DM Healthcare Ltd.	28,695	71,562
	Aurobindo Pharma Ltd.	1,890,744	17,510,362
*	Axis Bank Ltd.	6,005,724	60,004,333
*	Bajaj Hindusthan Sugar Ltd.	69,831	12,684
	Bajaj Holdings & Investment Ltd.	278,067	17,887,718
	Balmer Lawrie & Co. Ltd.	470,215	793,675
	Balrampur Chini Mills Ltd.	990,244	4,348,618
	Banco Products India Ltd.	31,150	76,530
Ω	Bandhan Bank Ltd.	102,664	400,853
*	Bank of Baroda	4,146,066	5,422,705
*	Bank of Maharashtra	578,945	161,386
	BEML Ltd.	83,433	1,793,530
	Bharat Bijlee Ltd.	651	13,014
	Bharat Dynamics Ltd.	18,498	100,126
	Bharat Electronics Ltd.	4,584,348	12,738,533
*	Bharat Heavy Electricals Ltd.	5,700,069	5,203,509
	Bharti Airtel Ltd.	96,444	365,909
	Birla Corp. Ltd.	158,657	3,231,028
	Birlasoft Ltd.	927,461	5,068,408
	Bliss Gvs Pharma Ltd.	8,394	12,456
	Bodal Chemicals Ltd.	160,661	264,018
	Bombay Burmah Trading Co.	5,726	82,582
	Brigade Enterprises Ltd.	341,618	2,146,762
	BSE Ltd.	119,329	2,112,143
*	Camlin Fine Sciences Ltd.	11,938	26,534
	Can Fin Homes Ltd.	2,029	17,024
*	Canara Bank	1,449,186	4,158,760
*	Capacit’e Infraprojects Ltd.	41,710	92,612
	Ceat Ltd.	165,941	2,786,994
	Century Enka Ltd.	8,587	50,965
	Century Textiles & Industries Ltd.	37,750	396,121
*	CG Power & Industrial Solutions Ltd.	2,276,310	4,524,912
	Chambal Fertilizers & Chemicals Ltd.	891,271	4,422,714
††	Chennai Super Kings Cricket Ltd.	5,080,767	28,626
	Cholamandalam Financial Holdings Ltd.	420,899	3,942,309

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cipla Ltd.	896,605	$10,913,166
	City Union Bank Ltd.	1,110,844	2,528,787
	Clariant Chemicals India Ltd.	1,534	11,286
Ω	Cochin Shipyard Ltd.	39,788	186,249
	Container Corp. Of India Ltd.	357,502	3,146,352
*	CSB Bank Ltd.	20,356	80,365
	Cyient Ltd.	124,698	1,778,492
	Dalmia Bharat Ltd.	284,948	7,675,859
	Dalmia Bharat Sugar & Industries Ltd.	2,005	10,571
	DB Corp. Ltd.	113,948	149,423
*	DCB Bank Ltd.	1,192,136	1,452,957
	DCM Shriram Ltd.	292,320	3,860,378
*	DCW Ltd.	78,814	50,086
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	278,985	1,504,787
	Delta Corp. Ltd.	51,743	180,117
*	DEN Networks Ltd.	47,436	28,410
	Dhampur Sugar Mills Ltd.	189,843	749,357
*	Dhani Services Ltd.	23,401	56,306
Ω	Dilip Buildcon Ltd.	108,385	870,437
*	Dish TV India Ltd.	2,132,040	493,872
*	Dishman Carbogen Amcis Ltd.	329,786	908,820
	DLF Ltd.	2,100,800	11,245,263
	Dr Reddy’s Laboratories Ltd., ADR	71,016	4,363,223
*	DRC Systems India Ltd.	4,728	25,065
	Dwarikesh Sugar Industries Ltd.	31,979	30,402
	eClerx Services Ltd.	13,413	393,214
	Edelweiss Financial Services Ltd.	1,371,920	1,420,187
*	EID Parry India Ltd.	563,199	3,441,766
*	EIH Ltd.	422,487	783,946
	Electrosteel Castings Ltd.	24,101	10,872
	Engineers India Ltd.	156,347	152,189
	EPL Ltd.	45,190	130,038
	Escorts Ltd.	190,424	4,031,406
	Everest Kanto Cylinder Ltd.	6,104	9,168
	Excel Industries Ltd.	2,342	30,028
	Exide Industries Ltd.	280,804	649,465
*	FDC Ltd.	69,318	296,656
	Federal Bank Ltd.	10,486,940	13,723,062
	FIEM Industries Ltd.	2,615	43,832
	Filatex India Ltd.	35,790	47,917
	Finolex Cables Ltd.	495,237	3,107,605
	Finolex Industries Ltd.	741,795	2,183,048
	Firstsource Solutions Ltd.	1,796,446	4,774,638
	Force Motors Ltd.	7,342	138,445
*	Fortis Healthcare Ltd.	1,383,126	4,523,564
	Gabriel India Ltd.	92,477	190,331
	GAIL India Ltd.	10,022,838	19,896,528
	Garden Reach Shipbuilders & Engineers Ltd.	14,771	43,189
	Gateway Distriparks Ltd.	325,127	1,217,336
*	Gayatri Projects Ltd.	93,367	53,936
	GE Power India Ltd.	2,881	11,150
*	GE T&D India Ltd.	13,808	23,656
* Ω	General Insurance Corp. of India	111,280	198,271
*	GFL Ltd.	199,658	207,162
	GHCL Ltd.	257,525	1,453,394
	Glenmark Pharmaceuticals Ltd.	1,040,612	7,019,660
	Godawari Power & Ispat Ltd.	7,208	34,263
	Godawari Power & Ispat Ltd.	7,208	34,233
	Godfrey Phillips India Ltd.	85,898	1,492,300

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Goodyear India Ltd.	3,222	$43,742
	Granules India Ltd.	883,816	3,677,283
	Graphite India Ltd.	20,799	148,629
	Grasim Industries Ltd.	1,273,099	29,430,021
	Great Eastern Shipping Co. Ltd.	503,782	2,192,270
	Greaves Cotton Ltd.	60,604	108,533
	Gujarat Alkalies & Chemicals Ltd.	176,303	1,775,114
	Gujarat Ambuja Exports Ltd.	280,132	613,617
*	Gujarat Fluorochemicals Ltd.	284,783	6,962,637
	Gujarat Mineral Development Corp. Ltd.	549,802	545,459
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	332,353	2,039,463
	Gujarat Pipavav Port Ltd.	450,771	674,974
	Gujarat State Fertilizers & Chemicals Ltd.	828,894	1,466,478
	Gujarat State Petronet Ltd.	1,304,285	5,312,019
*	Hathway Cable & Datacom Ltd.	110,526	32,267
	HBL Power Systems Ltd.	23,319	15,643
	HEG Ltd.	12,117	333,118
	HeidelbergCement India Ltd.	345,204	1,101,869
	HFCL Ltd.	3,752,356	3,617,106
	Hikal Ltd.	308,027	2,351,007
	HIL Ltd.	18,294	1,100,216
	Himadri Speciality Chemical Ltd.	203,546	143,046
	Himatsingka Seide Ltd.	181,013	610,981
	Hindalco Industries Ltd.	9,969,863	61,983,738
	Hinduja Global Solutions Ltd.	59,737	2,155,904
	Hindustan Aeronautics Ltd.	44,133	776,775
	Housing Development Finance Corp. Ltd.	277,698	10,575,788
	I G Petrochemicals Ltd.	3,003	33,610
	ICICI Bank Ltd., Sponsored ADR	4,454,789	94,218,784
	ICICI Bank Ltd.	1,273,118	13,783,851
*	IDFC First Bank Ltd.	9,141,208	6,078,635
*	IDFC Ltd.	4,102,603	3,052,120
*	IFCI Ltd.	5,015,523	820,261
	IIFL Finance Ltd.	1,287,770	5,611,220
	IIFL Securities Ltd.	2,231,338	2,894,014
	IIFL Wealth Management Ltd.	248,986	5,425,749
	India Cements Ltd.	987,977	2,725,540
	India Glycols Ltd.	91,269	1,028,491
	Indiabulls Housing Finance Ltd.	1,767,950	5,135,827
*	Indiabulls Real Estate Ltd.	1,220,434	2,491,134
	Indian Bank	504,291	1,158,382
	Indian Hume Pipe Co. Ltd.	2,945	7,515
*	Indian Overseas Bank	82,696	23,698
	Indo Count Industries Ltd.	248,595	812,442
	INEOS Styrolution India Ltd.	19,028	380,416
	Infibeam Avenues Ltd.	2,883,341	1,735,774
*	Inox Wind Energy Ltd.	19,966	234,682
*	Intellect Design Arena Ltd.	295,765	2,588,545
	IOL Chemicals & Pharmaceuticals Ltd.	15,461	114,966
Ω	IRCON International Ltd.	48,054	30,339
	ITD Cementation India Ltd.	187,582	204,684
	J Kumar Infraprojects Ltd.	167,631	339,346
*	Jagran Prakashan Ltd.	489,592	406,790
	Jai Corp. Ltd.	312,837	504,273
*	Jaiprakash Associates Ltd.	409,710	46,619
*	Jammu & Kashmir Bank Ltd.	954,511	512,954
	JB Chemicals & Pharmaceuticals Ltd.	265,286	5,920,857
	JBM Auto Ltd.	2,437	19,594
	Jindal Poly Films Ltd.	107,814	1,367,705

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Saw Ltd.	854,627	$1,308,024
*	Jindal Stainless Hisar Ltd.	60,550	271,658
*	Jindal Stainless Ltd.	316,349	816,573
*	Jindal Steel & Power Ltd.	3,034,663	16,952,971
	JK Cement Ltd.	73,792	3,289,516
	JK Lakshmi Cement Ltd.	228,271	1,885,719
	JK Paper Ltd.	522,303	1,576,169
	JK Tyre & Industries Ltd.	607,973	1,178,830
	JM Financial Ltd.	2,157,432	2,564,182
	JSW Energy Ltd.	2,393,039	10,987,877
	JSW Steel Ltd.	4,827,498	43,453,974
	Jubilant Ingrevia Ltd.	762,037	6,823,116
	Jubilant Pharmova Ltd.	678,513	5,399,795
	Jyothy Labs Ltd.	26,964	56,522
	Kalpataru Power Transmission Ltd.	409,368	2,291,526
	Kalyani Steels Ltd.	78,911	389,698
	Karnataka Bank Ltd.	942,714	858,209
	Karur Vysya Bank Ltd.	2,259,617	1,482,700
	Kaveri Seed Co. Ltd.	83,828	586,799
	KCP Ltd.	12,706	22,379
	KEC International Ltd.	41,521	266,989
	Kiri Industries Ltd.	98,928	642,154
	Kirloskar Ferrous Industries Ltd.	11,598	36,582
	Kirloskar Oil Engines Ltd.	298,653	812,633
	KNR Constructions Ltd.	407,280	1,527,638
*	Kolte-Patil Developers Ltd.	90,777	375,666
	KPIT Technologies Ltd.	1,072,954	4,430,656
	KPR Mill Ltd.	204,410	1,235,999
	KRBL Ltd.	120,245	454,661
*	L&T Finance Holdings Ltd.	4,515,110	4,984,138
	Larsen & Toubro Ltd.	2,297,590	54,714,019
Ω	Laurus Labs Ltd.	93,302	644,849
	LG Balakrishnan & Bros Ltd.	25,778	173,785
	LIC Housing Finance Ltd.	2,167,790	11,819,527
	Linde India Ltd.	24,249	746,454
	LT Foods Ltd.	845,319	788,313
	Lupin Ltd.	1,204,587	14,956,909
	Maharashtra Scooters Ltd.	8,085	479,149
	Maharashtra Seamless Ltd.	147,161	963,384
	Mahindra & Mahindra Financial Services Ltd.	4,167,224	10,074,587
	Mahindra & Mahindra Ltd.	3,949,734	46,836,219
*	Mahindra CIE Automotive Ltd.	264,220	951,664
*	Mahindra Lifespace Developers Ltd.	376,407	1,374,368
	Maithan Alloys Ltd.	10,095	143,017
	Manappuram Finance Ltd.	1,364,008	3,800,067
	Mangalam Cement Ltd.	6,708	37,780
	Marksans Pharma Ltd.	1,329,294	1,174,646
	Mastek Ltd.	77,492	2,885,246
*	Max Healthcare Institute Ltd.	461,394	2,044,274
*	Max India Ltd.	42,980	43,437
*	Meghmani Finechem Ltd.	76,933	907,196
	Meghmani Organics Ltd.	818,438	1,194,082
	Minda Corp. Ltd.	28,727	60,291
	MOIL Ltd.	349,145	728,740
	Monte Carlo Fashions Ltd.	1,935	10,056
	Motilal Oswal Financial Services Ltd.	1,289	15,767
	Mphasis Ltd.	256,013	11,101,085
	MRF Ltd.	7,617	7,885,337
	National Aluminium Co. Ltd.	2,986,448	3,879,929

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nava Bharat Ventures Ltd.	479,073	$736,690
	Navneet Education Ltd.	12,483	17,615
	NCC Ltd.	1,747,409	1,670,013
	NCL Industries Ltd.	4,762	15,716
	Neuland Laboratories Ltd.	1,140	25,432
	NIIT Ltd.	450,911	1,803,846
	Nilkamal Ltd.	35,216	1,117,129
	NMDC Ltd.	1,117,652	2,141,980
	NOCIL Ltd.	320,354	1,146,183
	NRB Bearings Ltd.	28,454	49,017
	Nucleus Software Exports Ltd.	18,815	146,267
*	Oberoi Realty Ltd.	457,696	5,570,044
*	Omaxe Ltd.	268,860	266,208
	Orient Cement Ltd.	556,320	1,209,252
	Panama Petrochem Ltd.	8,457	30,226
Ω	Parag Milk Foods Ltd.	137,951	249,300
*	PC Jeweller Ltd.	50,599	18,647
	Persistent Systems Ltd.	310,402	16,304,137
	Petronet LNG Ltd.	3,937,868	12,112,455
	Phillips Carbon Black Ltd.	518,512	1,528,283
	Piramal Enterprises Ltd.	380,449	13,277,928
* Ω	PNB Housing Finance Ltd.	186,149	1,204,608
	PNC Infratech Ltd.	321,227	1,396,229
	Polyplex Corp. Ltd.	101,191	2,286,651
*	Poonawalla Fincorp Ltd.	77,261	172,075
	Power Finance Corp. Ltd.	4,872,837	8,678,236
*	Power Mech Projects Ltd.	2,920	38,509
	Praj Industries Ltd.	63,549	283,881
*	Prakash Industries Ltd.	187,902	164,286
	Prestige Estates Projects Ltd.	647,281	3,711,706
*	Pricol Ltd.	29,519	38,366
	Procter & Gamble Health Ltd.	11,124	812,439
*	PTC India Financial Services Ltd.	1,484,251	384,939
	PTC India Ltd.	1,014,721	1,725,749
*	Punjab National Bank	5,997,812	3,389,849
Ω	Quess Corp. Ltd.	37,802	437,644
	Rain Industries Ltd.	736,786	2,247,416
	Rajesh Exports Ltd.	404,958	3,454,239
	Rallis India Ltd.	310,215	1,099,258
	Ramco Industries Ltd.	118,646	449,111
*	Rane Holdings Ltd.	1,527	12,286
	Rashtriya Chemicals & Fertilizers Ltd.	1,044,190	1,074,453
*	Raymond Ltd.	172,825	1,053,709
* Ω	RBL Bank Ltd.	322,994	783,623
	REC Ltd.	6,005,712	12,025,518
	Redington India Ltd.	4,228,564	8,193,304
	Reliance Industries Ltd.	12,484,013	424,273,319
*	Reliance Power Ltd.	1,644,945	311,509
	Repco Home Finance Ltd.	157,611	567,785
	RITES Ltd.	18,196	68,698
	Sagar Cements Ltd.	5,572	21,035
	Sarda Energy & Minerals Ltd.	2,117	23,494
	Savita Oil Technologies Ltd.	1,430	26,467
	Sequent Scientific Ltd.	35,715	91,256
	Seshasayee Paper & Boards Ltd.	59,795	140,337
Ω	SH Kelkar & Co. Ltd.	29,428	62,382
*	Shankara Building Products Ltd.	2,872	21,054
	Sharda Cropchem Ltd.	34,751	143,247
	Shipping Corp. of India Ltd.	822,610	1,407,589

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shriram City Union Finance Ltd.	29,413	$850,770
	Shriram Transport Finance Co. Ltd.	735,109	14,285,517
	Sobha Ltd.	289,326	2,979,298
	Somany Ceramics Ltd.	10,977	112,333
	Somany Home Innovation Ltd.	60,531	362,850
*	South Indian Bank Ltd.	4,961,219	624,825
*	Spandana Sphoorty Financial Ltd.	2,296	15,714
	Srikalahasthi Pipes Ltd.	69,809	180,148
*	Star Cement Ltd.	24,193	32,540
	State Bank of India	6,087,495	41,108,135
	Steel Authority of India Ltd.	7,431,498	11,497,384
	Strides Pharma Science Ltd.	361,129	2,584,870
	Sun Pharmaceutical Industries Ltd.	2,709,187	28,844,635
	Sun TV Network Ltd.	192,573	1,444,126
	Sundaram-Clayton Ltd.	428	21,981
	Sunteck Realty Ltd.	290,750	1,782,032
	Surya Roshni Ltd.	65,033	530,885
*	Suvidhaa Infoserve Ltd.	255,844	42,836
*	TAKE Solutions Ltd.	75,949	48,676
*	TARC Ltd.	263,704	154,309
	Tata Chemicals Ltd.	761,327	9,200,125
	Tata Coffee Ltd.	31,485	88,034
	Tata Consumer Products Ltd.	1,775,741	19,303,192
	Tata Metaliks Ltd.	1,879	24,044
*	Tata Motors Ltd.	10,754,335	69,290,039
*	Tata Steel BSL Ltd.	161,085	186,459
	Tata Steel Ltd.	2,469,357	43,593,024
	TD Power Systems Ltd.	3,021	13,579
	Tech Mahindra Ltd.	512,811	10,165,388
	Techno Electric & Engineering Co. Ltd.	63,482	222,693
* ††	Teledata Marine Solutions Ltd.	267,258	0
	Tide Water Oil Co. India Ltd.	11,950	262,760
	Time Technoplast Ltd.	635,571	591,911
	Tinplate Co. of India Ltd.	203,125	794,510
*	Titagarh Wagons Ltd.	59,109	74,658
	Transport Corp. of India Ltd.	130,573	1,099,264
	Trident Ltd.	8,544,349	4,351,177
	Triveni Engineering & Industries Ltd.	572,383	1,455,404
	Tube Investments of India Ltd.	318,553	5,953,639
	TV Today Network Ltd.	29,230	122,264
*	TV18 Broadcast Ltd.	3,619,641	2,018,983
	TVS Srichakra Ltd.	3,639	112,328
*	UCO Bank	1,814,473	351,575
	Uflex Ltd.	219,094	1,660,455
	Unichem Laboratories Ltd.	200,132	640,075
*	Union Bank of India	1,643,856	1,019,168
	UPL Ltd.	204,333	2,040,217
*	Usha Martin Ltd.	388,305	457,871
*	VA Tech Wabag Ltd.	139,858	596,391
	Vardhman Textiles Ltd.	155,628	4,057,423
	Vedanta Ltd.	324,172	1,318,782
#	Vedanta Ltd., ADR	394,713	6,232,525
	Vindhya Telelinks Ltd.	23,536	352,984
	Visaka Industries Ltd.	1,209	9,641
*	Vodafone Idea Ltd.	10,109,989	1,280,954
	Welspun Corp. Ltd.	646,685	1,161,259
	Welspun Enterprises Ltd.	463,798	609,539
	Welspun India Ltd.	1,892,101	3,509,710
	West Coast Paper Mills Ltd.	184,344	619,860

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Wipro Ltd.	6,193,725	$53,697,022
*	Wockhardt Ltd.	235,925	1,346,283
*	Yes Bank Ltd.	19,922,354	3,404,203
	Zensar Technologies Ltd.	423,215	2,625,727

TOTAL INDIA			1,872,076,353

INDONESIA — (1.5%)
	Adaro Energy Tbk PT	97,793,300	11,584,010
*	Adhi Karya Persero Tbk PT	4,040,200	299,899
	AKR Corporindo Tbk PT	563,800	170,109
*	Alam Sutera Realty Tbk PT	52,456,200	674,809
	Aneka Tambang Tbk	3,337,300	552,293
	Astra Agro Lestari Tbk PT	3,532,766	2,678,746
	Astra International Tbk PT	40,609,000	17,295,882
* ††	Bakrie Telecom Tbk PT	160,430,200	106,161
	Bank Danamon Indonesia Tbk PT	1,729,454	328,752
	Bank Mandiri Persero Tbk PT	49,143,662	24,845,647
	Bank Negara Indonesia Persero Tbk PT	26,872,841	13,289,235
*	Bank Pan Indonesia Tbk PT	58,330,801	3,250,751
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,459,300	1,857,407
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,190,733
*	Bank Tabungan Negara Persero Tbk PT	27,316,427	3,435,857
	Barito Pacific Tbk PT	5,139,300	340,051
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	298,279
	BISI International Tbk PT	9,817,300	706,326
*	Buana Lintas Lautan Tbk PT	32,695,100	591,422
	Bukit Asam Tbk PT	22,735,900	4,303,051
*	Bumi Serpong Damai Tbk PT	20,401,300	1,601,488
	Ciputra Development Tbk PT	69,722,878	5,295,557
*	City Retail Developments Tbk PT	1,000,000	11,093
*	Delta Dunia Makmur Tbk PT	36,091,000	754,321
*	Eagle High Plantations Tbk PT	50,643,100	325,258
	Elnusa Tbk PT	21,143,600	453,878
	Erajaya Swasembada Tbk PT	59,034,000	2,713,115
*	FKS Food Sejahtera Tbk PT	23,353,822	363,104
	Gajah Tunggal Tbk PT	8,135,800	419,583
* ††	Garuda Indonesia Persero Tbk PT	7,731,781	90,866
	Gudang Garam Tbk PT	134,400	318,392
* ††	Hanson International Tbk PT	37,319,300	24,695
	Hexindo Adiperkasa Tbk PT	646,644	184,800
	Indah Kiat Pulp & Paper Tbk PT	16,466,400	9,852,783
*	Indika Energy Tbk PT	10,821,200	1,360,491
	Indo Tambangraya Megah Tbk PT	2,923,800	4,457,289
	Indocement Tunggal Prakarsa Tbk PT	380,200	317,390
	Indofood Sukses Makmur Tbk PT	30,127,000	13,522,986
	Indomobil Sukses Internasional Tbk PT	218,700	15,478
	Integra Indocabinet Tbk PT	2,170,600	125,756
*	Intiland Development Tbk PT	38,709,800	473,651
	Japfa Comfeed Indonesia Tbk PT	30,600,750	3,737,862
	Jaya Real Property Tbk PT	66,551,400	2,333,251
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,692,833
*	KMI Wire & Cable Tbk PT	10,201,300	211,691
*	Krakatau Steel Persero Tbk PT	407,200	15,111
	Link Net Tbk PT	164,900	45,272
	Lippo Cikarang Tbk PT	6,552,310	465,796
*	Lippo Karawaci Tbk PT	255,901,762	2,676,723
*	Malindo Feedmill Tbk PT	6,123,100	326,588
*	Map Aktif Adiperkasa PT	75,300	17,296
*	Medco Energi Internasional Tbk PT	59,390,032	2,386,706

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Media Nusantara Citra Tbk PT	32,613,000	$2,074,394
	Metrodata Electronics Tbk PT	5,572,550	1,451,018
*	Mitra Adiperkasa Tbk PT	1,655,900	102,960
	Mitra Pinasthika Mustika Tbk PT	1,774,100	94,225
*	MNC Kapital Indonesia Tbk PT	8,798,000	63,966
*	MNC Vision Networks Tbk PT	2,925,400	49,988
*	Multipolar Tbk PT	6,379,200	181,897
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,619,300	2,132,949
*	Pakuwon Jati Tbk PT	1,999,500	70,765
*	Pan Brothers Tbk PT	24,455,850	229,959
*	Panin Financial Tbk PT	76,680,200	987,931
*	Paninvest Tbk PT	10,415,300	506,627
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,469,084	2,311,884
*	PP Persero Tbk PT	11,059,600	942,941
	Puradelta Lestari Tbk PT	2,516,000	39,847
*	Ramayana Lestari Sentosa Tbk PT	10,775,500	562,884
	Salim Ivomas Pratama Tbk PT	22,834,800	776,829
*	Sampoerna Agro Tbk PT	8,192,041	1,290,198
	Semen Indonesia Persero Tbk PT	14,874,700	9,558,201
	Siloam International Hospitals Tbk PT	1,692,800	1,027,572
	Sinar Mas Agro Resources & Technology Tbk PT	6,811,900	2,155,023
* ††	Sri Rejeki Isman Tbk PT	63,289,500	489,162
*	Surya Semesta Internusa Tbk PT	31,276,700	1,100,940
††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	95,206
*	Timah Tbk PT	3,458,100	388,788
* ††	Tiphone Mobile Indonesia Tbk PT	6,628,800	10,615
* ††	Trada Alam Minera Tbk PT	188,544,700	124,765
	Trias Sentosa Tbk PT	336,500	13,879
	Tunas Baru Lampung Tbk PT	17,990,700	1,098,100
	Tunas Ridean Tbk PT	32,428,200	2,864,645
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,371,100	157,855
	Unggul Indah Cahaya Tbk PT	288,335	181,165
	United Tractors Tbk PT	11,662,600	19,400,854
	Vale Indonesia Tbk PT	10,962,400	3,756,977
*	Waskita Beton Precast Tbk PT	33,556,300	367,376
*	Waskita Karya Persero Tbk PT	17,591,000	1,143,659
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	90,841
	Wijaya Karya Beton Tbk PT	18,377,300	352,936
*	Wijaya Karya Persero Tbk PT	20,772,300	1,829,876
	XL Axiata Tbk PT	24,207,100	5,271,166

TOTAL INDONESIA			209,741,386

MALAYSIA — (1.8%)
#	Aeon Co. M Bhd	2,308,900	824,615
#	AFFIN Bank Bhd	7,976,554	3,278,851
	Alliance Bank Malaysia Bhd	7,337,700	4,871,613
	Allianz Malaysia Bhd	93,300	296,999
*	AMMB Holdings Bhd	10,368,662	8,414,308
	Batu Kawan Bhd	1,623,450	8,743,957
*	Berjaya Assets Bhd	604,700	36,636
*	Berjaya Corp. Bhd	14,975,529	922,277
# *	Berjaya Land Bhd	5,491,800	324,914
	BIMB Holdings Bhd	1,164,507	899,697
*	Boustead Holdings Bhd	2,832,091	417,421
#	Boustead Plantations Bhd	3,159,100	546,073
# *	Bumi Armada Bhd	16,365,600	2,008,827
#	Cahya Mata Sarawak Bhd	2,028,000	701,722
	CB Industrial Product Holding Bhd	1,285,500	394,706

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	CIMB Group Holdings Bhd	25,597,406	$32,297,102
	CSC Steel Holdings Bhd	821,256	263,581
# *	Cypark Resources Bhd	918,750	220,887
#	DRB-Hicom Bhd	6,552,000	2,610,626
#	Eco World Development Group Bhd	4,869,900	1,200,874
#	Ekovest BHD	8,316,700	832,961
	FAR East Holdings Bhd	57,360	41,561
	Gadang Holdings Bhd	2,586,100	259,462
*	Gamuda Bhd	9,538,433	7,468,036
	Genting Bhd	7,451,300	9,326,624
	Genting Malaysia Bhd	8,748,100	6,702,880
	Genting Plantations Bhd	41,200	72,651
	George Kent Malaysia Bhd	1,855,600	313,967
	HAP Seng Consolidated Bhd	1,407,582	2,666,758
#	Hengyuan Refining Co. Bhd	791,000	827,338
	HeveaBoard Bhd	2,153,300	246,813
#	Hiap Teck Venture Bhd	8,346,100	1,142,037
	Hibiscus Petroleum Bhd	728,200	157,974
	Hong Leong Financial Group Bhd	1,923,134	8,520,783
	Hong Leong Industries Bhd	129,100	284,627
# *	IGB Bhd	1,994,205	937,297
	IJM Corp. Bhd	19,077,718	8,541,962
#	Insas Bhd	2,626,100	648,017
#	IOI Properties Group Bhd	7,235,425	2,239,954
# *	Iskandar Waterfront City Bhd	1,951,300	186,300
# *	JAKS Resources Bhd	6,809,780	765,225
# *	Jaya Tiasa Holdings Bhd	2,754,833	472,172
*	Keck Seng Malaysia Bhd	751,400	704,533
# *	KNM Group Bhd	13,856,690	684,717
# *	KSL Holdings Bhd	1,718,751	271,921
#	Kumpulan Fima BHD	575,200	291,646
	Land & General Bhd	11,345,220	328,206
	LBS Bina Group Bhd	3,959,834	526,290
# Ω	Lotte Chemical Titan Holding Bhd	1,069,093	702,657
	Magnum Bhd	5,704,845	2,974,609
#	Mah Sing Group Bhd	8,063,762	1,577,931
	Malayan Banking Bhd	15,697,757	30,534,840
	Malayan Flour Mills Bhd	3,750,075	683,763
# *	Malaysia Airports Holdings Bhd	476,154	744,699
#	Malaysia Building Society Bhd	13,955,643	2,159,717
#	Malaysian Resources Corp. Bhd	12,219,447	1,211,310
	Matrix Concepts Holdings Bhd	794,700	412,471
	MBM Resources BHD	812,703	620,164
	Mega First Corp. Bhd	341,200	296,899
	MISC Bhd	6,588,104	11,269,420
	MKH Bhd	1,847,578	648,530
#	MMC Corp. Bhd	3,524,180	1,684,841
	MNRB Holdings Bhd	1,983,779	638,704
*	MPHB Capital Bhd	178,400	58,147
#	Muda Holdings Bhd	529,900	353,377
	Muhibbah Engineering M Bhd	1,684,000	389,194
*	Mulpha International Bhd	852,260	520,346
*	Notion VTEC Bhd	220,300	25,311
*	OCK Group Bhd	131,800	16,412
	Oriental Holdings BHD	2,554,379	3,293,785
	OSK Holdings Bhd	6,761,306	1,471,272
	Panasonic Manufacturing Malaysia Bhd	22,880	165,858
	Pantech Group Holdings Bhd	2,614,594	369,500
	Paramount Corp. Bhd	1,807,455	338,881

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Petron Malaysia Refining & Marketing Bhd	247,800	$269,597
# *	Pos Malaysia Bhd	1,777,400	315,293
	PPB Group Bhd	2,239,339	9,829,926
	RHB Bank Bhd	11,553,209	15,588,644
*	Rubberex Corp. M Bhd	277,000	36,205
# *	Sapura Energy Bhd	39,709,700	961,491
#	Sarawak Oil Palms Bhd	694,467	644,881
	Sime Darby Bhd	17,922,700	9,837,147
	Sime Darby Property Bhd	7,330,900	1,284,779
# *	SP Setia Bhd Group	9,325,073	3,510,119
* ††	Sumatec Resources Bhd	2,855,100	620
	Sunway Bhd	9,004,786	3,874,000
	Suria Capital Holdings Bhd	793,880	239,723
	Syarikat Takaful Malaysia Keluarga Bhd	191,647	183,819
	Ta Ann Holdings Bhd	993,026	776,721
	Tan Chong Motor Holdings Bhd	658,600	187,589
*	Tropicana Corp. Bhd	5,049,461	1,231,355
*	Tune Protect Group Bhd	2,001,800	239,649
*	UEM Edgenta Bhd	1,204,400	536,003
# *	UEM Sunrise Bhd	8,933,745	852,598
	United Malacca Bhd	902,000	1,122,626
	UOA Development Bhd	7,576,600	3,200,719
# *	Velesto Energy Bhd	15,654,228	604,001
*	Wah Seong Corp. Bhd	676,080	119,226
# *	WCT Holdings Bhd	4,268,224	640,403
	Yinson Holdings Bhd	141,000	199,353
	YNH Property Bhd	3,337,050	2,153,529
	YTL Corp. Bhd	27,313,621	4,158,477

TOTAL MALAYSIA			250,499,529

MEXICO — (2.2%)
*	ALEATICA SAB de CV	21,226	18,867
	Alfa SAB de CV, Class A	24,152,100	17,444,226
	Alpek SAB de CV	2,216,508	2,444,963
#	Arca Continental SAB de CV	1,394,616	8,488,407
# Ω	Banco del Bajio SA	1,475,288	2,764,553
*	Cemex SAB de CV	69,050	44,540
*	Cemex SAB de CV, Sponsored ADR	3,249,914	20,896,943
	Coca-Cola Femsa SAB de CV, Sponsored ADR	61,925	3,328,469
	Coca-Cola Femsa SAB de CV	1,044,400	5,614,132
	Consorcio ARA SAB de CV	3,207,049	671,380
	Corp. Actinver SAB de CV, Class B	89,268	47,695
*	Corp. Interamericana de Entretenimiento SAB de CV, Class B	1,220,611	529,437
# *	Credito Real SAB de CV Sofom ER	1,173,675	598,581
	Cydsa SAB de CV	5,874	3,957
*	Dine SAB de CV	1,022,314	943,461
#	El Puerto de Liverpool SAB de CV, Class C1	532,562	2,365,333
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	92,540	7,605,862
	GCC SAB de CV	910,806	6,720,003
# *	Genomma Lab Internacional SAB de CV, Class B	803,066	771,939
*	Gentera SAB de CV	1,801,797	1,085,209
#	Grupo Carso SAB de CV	3,079,499	10,394,132
	Grupo Comercial Chedraui SA de CV	2,074,720	4,089,379
	Grupo Elektra SAB de CV	104,717	8,036,374
	Grupo Financiero Banorte SAB de CV, Class O	7,711,601	48,746,251
*	Grupo Financiero Inbursa SAB de CV, Class O	7,138,340	7,149,435
*	Grupo Gigante SAB de CV	471,076	593,764
	Grupo Herdez SAB de CV	139,130	255,581
#	Grupo Industrial Saltillo SAB de CV	1,352,696	1,964,524

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
# *	Grupo KUO SAB de CV, Class B	1,907,144	$4,205,110
#	Grupo Mexico SAB de CV, Class B	10,518,496	46,093,778
*	Grupo Pochteca SAB de CV	67,810	26,843
*	Grupo Posadas SAB de CV	312,086	407,767
	Grupo Rotoplas SAB de CV	201,455	278,777
*	Grupo Sanborns SAB de CV	1,360,018	1,585,411
*	Grupo Simec SAB de CV, Class B	690,073	5,698,432
	Grupo Televisa SAB, Sponsored ADR	713,059	7,216,157
	Grupo Televisa SAB	2,296,479	4,646,946
*	Hoteles City Express SAB de CV	259,134	80,051
	Industrias Bachoco SAB de CV, Class B	1,288,503	4,538,049
*	Industrias CH SAB de CV, Class B	1,878,046	16,282,845
# *	Industrias Penoles SAB de CV	513,804	6,559,062
#	La Comer SAB de CV	3,893,073	6,983,252
	Medica Sur SAB de CV, Class B	1,000	2,132
	Megacable Holdings SAB de CV	137,229	404,995
*	Minera Frisco SAB de CV, Class A1	13,254,671	2,446,461
# * Ω	Nemak SAB de CV	9,781,685	2,242,547
	Orbia Advance Corp. SAB de CV	4,322,662	11,295,862
#	Organizacion Cultiba SAB de CV	157,421	78,756
# *	Organizacion Soriana SAB de CV, Class B	13,635,143	16,557,149
	Promotora y Operadora de Infraestructura SAB de CV	415,490	3,060,475
# *	Unifin Financiera SAB de CV	737,216	1,138,696
	Vitro SAB de CV, Class A	927,658	1,076,891

TOTAL MEXICO			306,523,841

PHILIPPINES — (0.9%)
††	ACR Mining Corp.	105,455	7,021
	Alliance Global Group, Inc.	22,644,306	4,679,383
	Alsons Consolidated Resources, Inc.	7,682,000	173,367
*	Apex Mining Co., Inc.	2,152,000	61,783
*	Atlas Consolidated Mining & Development Corp.	4,214,600	526,900
	Ayala Corp.	82,790	1,418,674
	Bank of the Philippine Islands	3,780,263	6,522,190
	BDO Unibank, Inc.	9,287,358	22,858,117
*	Belle Corp.	4,041,000	112,280
*	Cebu Air, Inc.	1,129,830	992,976
* Ω	CEMEX Holdings Philippines, Inc.	17,723,719	435,804
	Century Properties Group, Inc.	13,996,400	127,580
	China Banking Corp.	7,866,732	3,770,111
	Cosco Capital, Inc.	12,919,000	1,339,182
	DMCI Holdings, Inc.	8,009,300	1,261,752
*	East West Banking Corp.	2,667,000	500,488
*	EEI Corp.	1,850,500	239,583
††	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	61,455
	Filinvest Land, Inc.	73,198,031	1,672,115
	First Philippine Holdings Corp.	3,175,100	4,688,076
††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,631,116	405,566
	GT Capital Holdings, Inc.	271,527	3,046,681
*	Integrated Micro-Electronics, Inc.	2,057,200	362,467
	JG Summit Holdings, Inc.	12,249,017	14,627,634
	LT Group, Inc.	9,164,300	1,829,501
	Megaworld Corp.	60,961,300	3,714,039
	Metropolitan Bank & Trust Co.	9,034,092	8,544,392
	Nickel Asia Corp.	12,259,240	1,334,581
*	Petron Corp.	16,167,900	1,239,054
	Philex Mining Corp.	4,703,000	486,110

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Philippine National Bank	3,173,985	$1,265,129
* ††	Philippine National Construction Corp.	398,900	7,272
	Philippine Savings Bank	1,950,769	2,247,163
††	Philippine Townships, Inc.	226,200	0
††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	284,614
*	Pilipinas Shell Petroleum Corp.	112,730	48,311
	PNB Holdings Corp.	497,957	3,148
	Premium Leisure Corp.	6,804,000	58,800
	RFM Corp.	762,400	67,983
	Rizal Commercial Banking Corp.	4,608,906	1,764,296
	Robinsons Land Corp.	22,395,608	7,570,664
	Robinsons Retail Holdings, Inc.	551,620	680,898
	San Miguel Corp.	5,113,496	11,841,622
	Security Bank Corp.	1,414,324	3,393,435
*	Top Frontier Investment Holdings, Inc.	526,832	1,369,512
	Union Bank of the Philippines	3,643,939	6,534,766
	Vista Land & Lifescapes, Inc.	46,966,968	3,516,767

TOTAL PHILIPPINES			127,693,242

POLAND — (0.8%)
*	Agora SA	230,402	472,603
*	Alior Bank SA	424,541	6,701,212
	Amica SA	5,928	182,786
	Asseco Poland SA	2,753	67,796
	Bank Handlowy w Warszawie SA	5,962	86,529
*	Bank Millennium SA	2,475,509	5,682,674
	Bank Polska Kasa Opieki SA	8,454	279,321
*	Boryszew SA	283,585	226,632
	Ciech SA	151,622	1,349,284
	Cyfrowy Polsat SA	512,024	4,579,121
	Develia SA	1,336,579	1,202,809
*	Enea SA	1,484,378	3,768,276
*	Famur SA	68,091	53,343
	Firma Oponiarska Debica SA	13,080	253,092
*	Grupa Azoty SA	242,822	1,813,906
	Grupa Kety SA	25,837	4,057,123
*	Grupa Lotos SA	393,782	6,121,353
*	Jastrzebska Spolka Weglowa SA	175,136	2,279,079
	Kernel Holding SA	402,854	6,084,614
	KGHM Polska Miedz SA	187,839	7,223,007
# *	Lubelski Wegiel Bogdanka SA	52,381	528,928
# *	mBank SA	34,717	4,913,390
*	PGE Polska Grupa Energetyczna SA	4,539,080	11,169,655
# *	PKP Cargo SA	109,382	504,216
	Polski Koncern Naftowy Orlen SA	1,850,376	39,906,813
	Santander Bank Polska SA	2,475	230,221
	Stalexport Autostrady SA	189,773	189,601
*	Tauron Polska Energia SA	7,008,234	5,779,790

TOTAL POLAND			115,707,174

QATAR — (0.3%)
	Aamal Co.	5,690,904	1,705,810
	Al Khaleej Takaful Group QSC	629,100	779,735
	Al Khalij Commercial Bank PQSC	633,121	389,506
	Alijarah Holding Co. QPSC	1,862,841	530,169
	Baladna	2,407,422	1,062,379
	Barwa Real Estate Co.	3,863,655	3,349,839

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	2,700,139	$4,540,035
	Doha Bank QPSC	2,167,920	1,715,817
	Doha Insurance Co. QSC	34,356	18,344
*	Gulf International Services QSC	4,508,235	2,280,656
	Gulf Warehousing Co.	579,952	780,310
	Industries Qatar QSC	402,910	1,755,582
*	Investment Holding Group	2,117,901	805,283
	Mannai Corp. QSC	42,393	56,157
	Mazaya Real Estate Development QPSC	4,065,793	1,164,486
	Mesaieed Petrochemical Holding Co.	4,580,158	3,026,010
	Ooredoo QPSC	2,740,717	5,218,329
	Qatar Fuel QSC	352,837	1,782,432
*	Qatar Insurance Co. SAQ	1,583,791	1,068,944
	Qatar National Cement Co. QSC	354,384	492,019
	Qatar Navigation QSC	429,957	897,357
*	Salam International Investment Ltd. QSC	4,845,436	1,268,012
	United Development Co. QSC	7,639,216	3,265,930
	Vodafone Qatar QSC	5,496,029	2,445,845
	Widam Food Co.	142,061	159,285

TOTAL QATAR			40,558,271

RUSSIA — (1.8%)
	Etalon Group PLC, GDR	88,415	138,989
	Gazprom PJSC, Sponsored ADR	10,367,186	101,731,786
	Gazprom PJSC, Sponsored ADR	18,140	178,679
	Lukoil PJSC, Sponsored ADR	1,075,422	109,618,672
	Magnitogorsk Iron & Steel Works PJSC, GDR	26,642	324,910
	Rosneft Oil Co. PJSC, GDR	1,733,767	15,447,864
	RusHydro PJSC, ADR	4,679,167	5,119,411
	VTB Bank PJSC, GDR	5,566,616	8,104,993

TOTAL RUSSIA			240,665,304

SAUDI ARABIA — (2.9%)
	Al Babtain Power & Telecommunication Co.	154,490	1,523,862
*	Al Etihad Cooperative Insurance Co.	96,130	565,108
*	Al Jouf Cement Co.	608,319	1,946,144
	Al Khaleej Training & Education Co.	157,685	1,169,662
	Alinma Bank	4,600,379	30,887,663
*	AlJazira Takaful Ta’awuni Co.	110,855	817,352
	Arab National Bank	1,495,792	9,190,127
	Arabian Cement Co.	369,710	3,846,733
*	Arabian Shield Cooperative Insurance Co.	63,009	409,261
	Arriyadh Development Co.	201,350	1,428,774
*	Aseer Trading Tourism & Manufacturing Co.	54,499	331,240
	Astra Industrial Group	208,369	2,398,474
*	AXA Cooperative Insurance Co.	26,172	253,309
	Bank Al-Jazira	1,651,367	8,465,295
	Banque Saudi Fransi	1,170,655	13,176,734
*	Basic Chemical Industries Ltd.	78,332	987,495
*	Buruj Cooperative Insurance Co.	9,573	66,510
	City Cement Co.	460,609	2,974,402
*	Dar Al Arkan Real Estate Development Co.	1,990,695	5,253,978
*	Dur Hospitality Co.	316,162	3,013,493
	Eastern Province Cement Co.	281,927	3,603,799
*	Emaar Economic City	1,762,923	5,963,072
	Etihad Etisalat Co.	1,958,085	15,786,518
	Hail Cement Co.	363,748	1,433,501
*	L’Azurde Co. for Jewelry	17,564	103,851

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Healthcare Co.	176,626	$1,751,242
*	Middle East Paper Co.	173,053	2,135,250
*	Mobile Telecommunications Co. Saudi Arabia	1,839,162	6,657,089
	Najran Cement Co.	608,408	3,062,609
*	National Co. for Glass Manufacturing	84,751	835,855
*	National Industrialization Co.	1,248,571	8,310,561
	Northern Region Cement Co.	762,631	3,025,016
	Riyad Bank	3,615,679	28,465,458
	Sahara International Petrochemical Co.	1,691,932	19,868,528
*	Saudi Arabian Cooperative Insurance Co.	12,606	75,004
*	Saudi Arabian Mining Co.	676,008	14,738,626
	Saudi Basic Industries Corp.	2,016,628	69,505,998
	Saudi British Bank	2,579,084	22,792,059
	Saudi Ceramic Co.	45,710	663,490
	Saudi Chemical Co. Holding	280,722	2,838,268
	Saudi Industrial Investment Group	663,836	6,709,710
	Saudi Investment Bank	537,224	2,583,063
*	Saudi Kayan Petrochemical Co.	3,601,259	19,604,158
	Saudi National Bank	2,441,717	42,863,591
*	Saudi Re for Cooperative Reinsurance Co.	209,860	1,069,404
	Savola Group	36,261	353,725
*	Seera Group Holding	850,351	5,246,921
*	Tabuk Cement Co.	339,247	1,720,592
	Umm Al-Qura Cement Co.	147,572	1,044,351
*	Walaa Cooperative Insurance Co.	152,249	887,787
*	Yamama Cement Co.	733,143	5,414,140
	Yanbu Cement Co.	250,091	2,558,241
*	Zamil Industrial Investment Co.	177,346	1,676,644

TOTAL SAUDI ARABIA			392,053,737

SOUTH AFRICA — (3.9%)
	Absa Group Ltd.	2,897,453	26,504,781
	Adcock Ingram Holdings Ltd.	38,356	122,688
	Advtech Ltd.	99,684	125,215
	AECI Ltd.	1,064,965	7,907,170
	African Rainbow Minerals Ltd.	563,604	7,525,275
	Alexander Forbes Group Holdings Ltd.	5,708,639	1,636,660
	Altron Ltd., Class A	134,145	96,334
	Alviva Holdings Ltd.	641,511	625,406
#	AngloGold Ashanti Ltd., Sponsored ADR	1,374,436	25,399,577
	Aspen Pharmacare Holdings Ltd.	1,503,087	23,879,046
	Astral Foods Ltd.	139,390	1,612,120
	Barloworld Ltd.	1,558,940	13,092,125
	Bidvest Group Ltd.	26,151	327,442
*	Blue Label Telecoms Ltd.	2,854,170	1,036,198
# *	Brait PLC	5,322,564	1,484,560
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	744,896
	DataTec Ltd.	3,395,574	9,246,198
# *	Discovery Ltd.	525,488	4,820,968
	DRDGOLD Ltd.	1,124,510	998,563
	Exxaro Resources Ltd.	1,038,924	11,397,840
*	Foschini Group Ltd.	74,521	631,969
	Gold Fields Ltd., Sponsored ADR	3,473,912	32,237,903
*	Grindrod Ltd.	1,937,400	646,643
# *	Grindrod Shipping Holdings Ltd.	67,963	976,561
	Harmony Gold Mining Co. Ltd.	1,224,659	4,395,411
	Hudaco Industries Ltd.	160,964	1,447,705
#	Impala Platinum Holdings Ltd.	3,660,330	47,373,273
	Imperial Logistics Ltd.	1,234,961	5,043,653

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Investec Ltd.	1,205,052	$5,548,156
	KAP Industrial Holdings Ltd.	8,126,436	2,500,766
	Lewis Group Ltd.	831,398	2,355,530
*	Liberty Holdings Ltd.	822,035	4,853,665
*	Life Healthcare Group Holdings Ltd.	3,082,381	4,881,196
*	Long4Life Ltd.	1,383,403	542,813
	Merafe Resources Ltd.	7,498,397	564,620
	Metair Investments Ltd.	1,142,050	2,166,834
	Momentum Metropolitan Holdings	6,169,743	7,922,915
	Motus Holdings Ltd.	300,269	2,003,473
*	Mpact Ltd.	1,853,981	4,129,874
*	MTN Group Ltd.	10,241,812	91,839,637
*	Murray & Roberts Holdings Ltd.	5,054,389	4,631,761
	Nedbank Group Ltd.	1,386,974	15,804,622
	Ninety One Ltd.	855,117	2,952,851
	Oceana Group Ltd.	127,899	511,762
#	Old Mutual Ltd.	17,256,455	17,627,551
#	Omnia Holdings Ltd.	1,243,158	5,143,605
# * Ω	Pepkor Holdings Ltd.	1,482,624	2,337,718
*	PPC Ltd.	10,395,993	3,626,621
	PSG Group Ltd.	13,550	67,889
	Raubex Group Ltd.	1,345,968	2,877,497
	RCL Foods Ltd.	159,113	134,051
	Reunert Ltd.	1,092,215	3,608,299
	RFG Holdings Ltd.	23,326	18,992
#	Royal Bafokeng Platinum Ltd.	591,722	4,238,991
	Sanlam Ltd.	116,111	476,928
# *	Sappi Ltd.	3,445,017	10,582,386
*	Sasol Ltd.	1,976,907	33,204,068
	Sibanye Stillwater Ltd.	1,447,583	5,066,179
	Standard Bank Group Ltd.	5,188,666	45,978,959
# *	Steinhoff International Holdings NV	4,384,451	690,367
	Super Group Ltd.	2,904,734	6,077,153
*	Telkom SA SOC Ltd.	1,676,467	5,579,172
	Tiger Brands Ltd.	14,459	183,037
*	Tongaat Hulett Pvt Ltd.	477,823	225,891
*	Trencor Ltd.	1,135,741	321,894
*	Tsogo Sun Gaming Ltd.	1,713,438	1,382,642
	Wilson Bayly Holmes-Ovcon Ltd.	328,383	2,283,054

TOTAL SOUTH AFRICA			536,279,599

SOUTH KOREA — (13.3%)
	ABco Electronics Co. Ltd.	13,699	133,321
	Aekyung Petrochemical Co. Ltd.	73,470	848,335
	Ahn-Gook Pharmaceutical Co. Ltd.	14,137	125,274
	AJ Networks Co. Ltd.	69,115	331,720
*	Ajin Industrial Co. Ltd.	210,783	639,586
	AK Holdings, Inc.	29,750	676,178
	AMOREPACIFIC Group	20,330	865,297
*	Aprogen pharmaceuticals, Inc.	807,824	707,221
*	Asia Business Daily Co. Ltd.	11,337	37,908
#	Asia Cement Co. Ltd.	10,339	1,210,452
	ASIA Holdings Co. Ltd.	5,694	608,194
	Asia Paper Manufacturing Co. Ltd.	27,225	1,069,912
*	AUK Corp.	137,335	382,041
	Aurora World Corp.	19,282	170,237
	Austem Co. Ltd.	139,331	339,437
#	Autech Corp.	10,937	102,353
	Avaco Co. Ltd.	53,567	474,094

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Barunson Entertainment & Arts Corp.	76,043	$113,192
	Bcworld Pharm Co. Ltd.	4,341	63,173
	BGF Co. Ltd.	206,500	982,534
*	BHI Co. Ltd.	9,905	42,579
	Binggrae Co. Ltd.	15,005	715,479
*	BioSmart Co. Ltd.	54,215	251,653
	Bixolon Co. Ltd.	27,536	131,619
*	Bluecom Co. Ltd.	63,344	512,307
	BNK Financial Group, Inc.	1,040,137	7,841,623
	Bookook Securities Co. Ltd.	20,358	429,255
	BYC Co. Ltd.	752	280,833
#	Byucksan Corp.	266,300	835,518
*	Capro Corp.	203,349	722,512
*	Charm Engineering Co. Ltd.	75,503	81,424
	Chinyang Holdings Corp.	83,349	230,262
	Chongkundang Holdings Corp.	8,017	562,459
*	CHOROKBAEM Co Co. Ltd.	149,335	196,708
	Chosun Refractories Co. Ltd.	8,873	668,754
#	CJ CheilJedang Corp.	49,964	16,238,483
#	CJ Corp.	94,577	7,775,689
	CJ ENM Co. Ltd.	16,763	2,535,430
*	CJ Logistics Corp.	16,185	1,967,949
*	Cloud Air Co. Ltd.	53,283	80,313
*	CODI-M Co. Ltd.	970,980	206,168
	Com2uSCorp	5,068	558,331
*	Comtec Systems Co. Ltd.	330,288	263,104
	Cosmax BTI, Inc.	16,614	248,220
*	Cosmecca Korea Co. Ltd.	11,799	150,814
	Coweaver Co. Ltd.	16,593	113,456
	Crown Confectionery Co. Ltd.	11,579	102,164
	CROWNHAITAI Holdings Co. Ltd.	35,198	267,226
	Cuckoo Holdings Co. Ltd.	1,955	37,746
	Cymechs, Inc.	3,124	43,864
	D.I Corp.	59,363	402,540
	Dae Han Flour Mills Co. Ltd.	5,781	812,193
	Dae Hyun Co. Ltd.	170,764	420,589
	Dae Won Kang Up Co. Ltd.	215,821	779,220
*	Dae Yu Co. Ltd.	3,600	19,141
	Daebongls Co. Ltd.	4,061	30,373
# *	Daechang Co. Ltd.	318,178	555,145
	Daechang Forging Co. Ltd.	25,625	166,870
#	Daedong Corp.	106,769	897,783
	Daeduck Co. Ltd.	62,504	392,511
	Daeduck Electronics Co. Ltd.	179,378	2,643,114
	Daehan Steel Co. Ltd.	74,722	1,190,293
	Daejung Chemicals & Metals Co. Ltd.	2,193	41,307
	Daekyo Co. Ltd.	71,052	263,816
	Daelim B&Co Co. Ltd.	7,997	47,987
	Daesang Corp.	146,487	2,996,812
	Daesang Holdings Co. Ltd.	83,742	718,395
*	Daesung Fine Tech Co. Ltd.	21,216	40,304
	Daesung Holdings Co. Ltd.	8,931	338,517
	Daewon San Up Co. Ltd.	61,406	349,184
*	Daewoo Engineering & Construction Co. Ltd.	1,087,536	5,822,577
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	319,791	7,102,873
*	Dahaam E-Tec Co. Ltd.	3,535	146,718
	Daihan Pharmaceutical Co. Ltd.	12,480	323,165
	Daishin Securities Co. Ltd.	178,438	3,187,036
	Daou Data Corp.	88,252	1,026,266

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daou Technology, Inc.	156,639	$3,133,785
*	Dayou Automotive Seat Technology Co. Ltd.	54,169	83,316
	DB Financial Investment Co. Ltd.	192,414	1,167,194
	DB Insurance Co. Ltd.	293,336	14,907,261
*	DB, Inc.	197,479	173,102
	DCM Corp.	2,961	56,817
#	Deutsch Motors, Inc.	67,324	438,731
*	Development Advance Solution Co. Ltd.	63,090	279,262
	DGB Financial Group, Inc.	1,071,021	9,490,129
	DHP Korea Co. Ltd.	21,387	128,019
	DI Dong Il Corp.	5,500	1,352,934
	Display Tech Co. Ltd.	34,003	265,792
	DL Construction Co. Ltd.	6,643	167,809
*	DL E&C Co. Ltd.	119,161	13,796,140
	DL Holdings Co. Ltd.	95,046	5,358,800
	DMS Co. Ltd.	58,689	323,266
	Dohwa Engineering Co. Ltd.	4,051	27,488
	Dong A Eltek Co. Ltd.	36,986	342,311
	Dong-A Socio Holdings Co. Ltd.	5,046	457,202
	Dong-A ST Co. Ltd.	9,293	580,010
	Dong-Ah Geological Engineering Co. Ltd.	30,571	483,714
	Dongbu Corp.	36,803	475,892
#	Dongil Industries Co. Ltd.	5,430	660,446
	Dongkuk Industries Co. Ltd.	200,221	666,680
	Dongkuk Steel Mill Co. Ltd.	400,982	5,852,557
#	Dongkuk Structures & Construction Co. Ltd.	105,011	527,737
	Dongsung Chemical Co. Ltd.	159,407	789,183
	Dongwon Development Co. Ltd.	249,969	1,150,953
#	Dongwon F&B Co. Ltd.	2,928	514,510
#	Dongwon Industries Co. Ltd.	7,492	1,462,069
*	Dongwoo Farm To Table Co. Ltd.	14,971	39,255
#	Dongyang E&P, Inc.	28,974	481,511
*	Doosan Bobcat, Inc.	239,089	7,814,071
#	Doosan Co. Ltd.	41,937	3,710,532
# *	Doosan Infracore Co. Ltd.	461,007	4,149,538
	DoubleUGames Co. Ltd.	24,305	1,335,957
	DRB Holding Co. Ltd.	32,057	152,656
	DTR Automotive Corp.	25,146	1,251,691
*	Duksan Hi-Metal Co. Ltd.	12,725	149,355
	DY Corp.	99,543	468,377
	DY POWER Corp.	23,114	252,452
	Eagon Industrial Ltd.	37,684	459,159
#	Easy Holdings Co. Ltd.	310,378	1,193,085
*	EcoBio Holdings Co. Ltd.	3,536	26,980
	e-LITECOM Co. Ltd.	12,362	86,748
	E-MART, Inc.	75,843	10,917,758
	ENF Technology Co. Ltd.	6,907	171,385
	Estechpharma Co. Ltd.	22,481	202,693
#	Eugene Corp.	285,673	1,238,991
	Eugene Investment & Securities Co. Ltd.	397,054	1,294,581
	Eusu Holdings Co. Ltd.	64,565	329,673
*	E-World	82,123	171,810
	Exicon Co. Ltd.	4,859	58,098
	Farmsco	43,103	224,556
	FarmStory Co. Ltd.	149,369	347,921
	Fursys, Inc.	20,360	680,088
	Gaon Cable Co. Ltd.	15,461	376,197
*	Gemvaxlink Co. Ltd.	117,017	161,020
	Geumhwa PSC Co. Ltd.	976	27,366

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GMB Korea Corp.	48,932	$271,047
# *	GNCO Co. Ltd.	157,201	112,249
#	Golfzon Newdin Holdings Co. Ltd.	129,412	961,609
	GS Engineering & Construction Corp.	387,399	13,746,425
*	GS Global Corp.	296,677	656,351
	GS Holdings Corp.	288,772	10,457,731
	GS Retail Co. Ltd.	43,158	1,191,538
	Gwangju Shinsegae Co. Ltd.	3,803	629,834
	Haitai Confectionery & Foods Co. Ltd.	12,558	89,637
	Halla Corp.	142,882	690,940
	Halla Holdings Corp.	41,387	1,807,748
	Han Kuk Carbon Co. Ltd.	48,941	527,500
	Hana Financial Group, Inc.	1,405,990	54,214,720
	Hana Pharm Co. Ltd.	4,076	71,767
	HanChang Paper Co. Ltd.	21,637	38,030
	Handok, Inc.	14,535	294,915
	Handsome Co. Ltd.	90,119	3,256,227
	Hanil Holdings Co. Ltd.	76,457	914,297
	Hanjin Transportation Co. Ltd.	53,218	1,583,856
	Hankook Tire & Technology Co. Ltd.	447,631	15,860,169
	HanmiGlobal Co. Ltd.	3,947	36,137
	Hanshin Construction	50,121	817,750
	Hanshin Machinery Co.	16,044	59,606
	Hansol Holdings Co. Ltd.	188,105	610,608
*	Hansol HomeDeco Co. Ltd.	394,971	679,466
	Hansol Paper Co. Ltd.	111,442	1,376,559
*	Hansol Technics Co. Ltd.	170,134	986,475
	Hanwha Aerospace Co. Ltd.	185,488	7,164,385
	Hanwha Corp.	231,796	6,672,680
*	Hanwha General Insurance Co. Ltd.	368,354	1,427,057
*	Hanwha Investment & Securities Co. Ltd.	614,846	2,921,391
	Hanwha Life Insurance Co. Ltd.	1,750,642	5,216,457
*	Hanwha Solutions Corp.	487,471	17,101,844
	Hanyang Eng Co. Ltd.	61,244	807,136
	Hanyang Securities Co. Ltd.	52,372	798,262
*	Harim Co. Ltd.	120,041	296,052
#	Harim Holdings Co. Ltd.	234,789	1,947,540
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	362,591
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	271,532
	High Tech Pharm Co. Ltd.	8,554	118,649
	HIMS Co. Ltd.	2,255	17,610
	Hitejinro Holdings Co. Ltd.	41,974	535,163
#	Huchems Fine Chemical Corp.	76,301	1,729,375
*	Humax Co. Ltd.	96,847	420,629
*	Huneed Technologies	54,858	333,527
	Huons Global Co. Ltd.	14,883	629,348
#	Huvis Corp.	107,479	899,326
	Huvitz Co. Ltd.	10,898	80,904
	Hwa Shin Co. Ltd.	125,321	1,032,354
	Hwacheon Machine Tool Co. Ltd.	6,607	207,165
	Hwangkum Steel & Technology Co. Ltd.	50,980	395,621
	Hwaseung Corp. Co. Ltd.	154,342	372,412
*	Hwaseung R&A Co. Ltd.	19,783	103,491
	HwaSung Industrial Co. Ltd.	51,572	591,499
	Hy-Lok Corp.	47,174	765,277
	Hyosung Corp.	34,661	3,068,783
	Hyundai BNG Steel Co. Ltd.	64,726	927,649
*	Hyundai Construction Equipment Co. Ltd.	80,573	2,788,832
	Hyundai Corp.	45,004	710,309

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Corp. Holdings, Inc.	31,933	$354,725
	Hyundai Department Store Co. Ltd.	81,362	5,777,039
*	Hyundai Electric & Energy System Co. Ltd.	30,010	570,085
	Hyundai Engineering & Construction Co. Ltd.	269,031	11,630,250
	Hyundai Futurenet Co. Ltd.	253,369	1,020,765
	Hyundai Glovis Co. Ltd.	20,021	2,883,227
	Hyundai Greenfood Co. Ltd.	278,992	2,319,673
	Hyundai Heavy Industries Holdings Co. Ltd.	164,915	8,940,805
	Hyundai Home Shopping Network Corp.	37,455	2,248,333
	Hyundai Livart Furniture Co. Ltd.	66,327	901,454
	Hyundai Marine & Fire Insurance Co. Ltd.	362,292	8,147,832
*	Hyundai Mipo Dockyard Co. Ltd.	78,758	5,122,012
	Hyundai Mobis Co. Ltd.	210,611	45,527,571
	Hyundai Motor Co.	370,785	66,316,913
#	Hyundai Motor Securities Co. Ltd.	115,174	1,251,138
	Hyundai Steel Co.	330,237	12,622,563
	Hyundai Wia Corp.	58,341	4,213,143
	ICD Co. Ltd.	19,844	212,855
	IDIS Holdings Co. Ltd.	25,924	284,567
*	Il Dong Pharmaceutical Co. Ltd.	27,741	334,575
	Iljin Electric Co. Ltd.	91,487	449,125
	Iljin Holdings Co. Ltd.	91,947	528,251
#	Ilshin Spinning Co. Ltd.	8,448	828,307
#	Ilsung Pharmaceuticals Co. Ltd.	5,843	387,818
	iMarketKorea, Inc.	88,543	833,522
	Industrial Bank of Korea	1,245,640	11,789,518
	INITECH Co. Ltd.	31,597	163,408
*	INNO Instrument, Inc.	52,863	97,524
#	Innocean Worldwide, Inc.	16,272	819,097
	INTOPS Co. Ltd.	78,041	1,556,615
	Inzi Controls Co. Ltd.	4,320	62,486
	INZI Display Co. Ltd.	114,878	332,803
#	IS Dongseo Co. Ltd.	62,443	2,421,200
	It’s Hanbul Co. Ltd.	13,449	248,402
*	Jahwa Electronics Co. Ltd.	64,718	1,036,878
	JB Financial Group Co. Ltd.	687,824	5,228,833
	JC Hyun System, Inc.	42,385	234,765
# *	JNTC Co. Ltd.	45,564	322,144
	JVM Co. Ltd.	2,615	35,929
	Kangnam Jevisco Co. Ltd.	19,813	424,349
	KAON Media Co. Ltd.	61,724	873,158
#	KB Financial Group, Inc., ADR	2,468,636	118,667,332
	KC Co. Ltd.	40,765	799,670
	KC Green Holdings Co. Ltd.	76,623	337,278
	KC Tech Co. Ltd.	9,689	186,778
	KCC Corp.	16,696	4,773,278
	KCC Engineering & Construction Co. Ltd.	46,480	398,091
	KCC Glass Corp.	81,947	4,231,277
	KCTC	7,171	39,853
	KG Chemical Corp.	3,173	92,393
	Kginicis Co. Ltd.	37,918	606,251
	KGMobilians Co. Ltd.	28,155	221,872
*	KH Electron Co. Ltd.	179,620	119,477
	Kia Corp.	939,529	68,559,621
	KISCO Corp.	112,861	869,021
	KISCO Holdings Co. Ltd.	48,131	754,469
	KISWIRE Ltd.	65,649	1,547,622
#	KIWOOM Securities Co. Ltd.	89,433	8,062,524
	KleanNara Co. Ltd.	22,675	87,342

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KMH Hitech Co. Ltd.	81,334	$114,802
	Kolmar Korea Holdings Co. Ltd.	24,627	486,850
	Kolon Corp.	42,261	1,283,041
	Kolon Global Corp.	41,349	923,147
	Kolon Industries, Inc.	116,904	8,944,961
	Komelon Corp.	29,152	303,008
	Kopla Co. Ltd.	9,387	69,983
#	Korea Alcohol Industrial Co. Ltd.	90,447	1,078,327
	Korea Arlico Pharm Co. Ltd.	24,783	163,431
	Korea Asset In Trust Co. Ltd.	256,587	970,879
*	Korea Circuit Co. Ltd.	68,745	929,757
	Korea Electric Terminal Co. Ltd.	37,721	2,441,013
	Korea Export Packaging Industrial Co. Ltd.	1,813	39,987
	Korea Flange Co. Ltd.	159,881	398,184
	Korea Industrial Co. Ltd.	40,619	116,555
	Korea Investment Holdings Co. Ltd.	249,251	18,641,815
*	Korea Line Corp.	871,544	2,111,580
#	Korea Petrochemical Ind Co. Ltd.	21,875	3,477,144
	Korea Petroleum Industries Co.	5,904	65,256
	Korea Real Estate Investment & Trust Co. Ltd.	856,608	1,718,121
# *	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	11,836,257
	Korea Zinc Co. Ltd.	4,684	2,156,606
*	Korean Air Lines Co. Ltd.	139,815	3,645,319
	Korean Drug Co. Ltd.	15,186	119,451
	Korean Reinsurance Co.	503,654	4,170,741
	Kortek Corp.	54,034	509,082
	KPX Chemical Co. Ltd.	12,798	632,907
	KSS LINE Ltd.	92,398	943,064
	KT Skylife Co. Ltd.	150,103	1,302,574
	KT&G Corp.	276,885	19,232,084
#	KTB Investment & Securities Co. Ltd.	306,964	1,733,826
#	KTCS Corp.	168,949	386,497
	Ktis Corp.	166,666	362,903
	Kukdo Chemical Co. Ltd.	18,340	1,050,651
	Kukdong Oil & Chemicals Co. Ltd.	26,930	99,845
#	Kumho Petrochemical Co. Ltd.	20,845	3,067,076
*	Kumho Tire Co., Inc.	476,127	2,176,964
	KUMHOE&C Co. Ltd.	7,074	73,120
	Kumkang Kind Co. Ltd.	96,105	648,512
	Kwang Dong Pharmaceutical Co. Ltd.	62,984	419,133
#	Kyeryong Construction Industrial Co. Ltd.	46,338	1,422,954
	Kyobo Securities Co. Ltd.	112,582	848,043
#	Kyungbang Co. Ltd.	61,163	697,282
	Kyung-In Synthetic Corp.	6,399	38,497
#	LEADCORP, Inc.	104,366	894,539
	Lee Ku Industrial Co. Ltd.	13,826	46,101
	LF Corp.	130,753	2,049,019
	LG Corp.	316,955	24,778,748
# *	LG Display Co. Ltd., ADR.	3,173,356	26,497,523
	LG Electronics, Inc.	571,652	59,139,613
	LG HelloVision Co. Ltd.	143,379	849,991
	LG Uplus Corp.	1,364,297	16,790,616
	LMS Co. Ltd.	28,495	272,894
	LOT Vacuum Co. Ltd.	7,972	99,647
	Lotte Chemical Corp.	62,647	12,049,617
	Lotte Chilsung Beverage Co. Ltd.	21,352	2,666,094
	Lotte Confectionery Co. Ltd.	537	59,273
	Lotte Corp.	93,211	2,610,828
*	Lotte Data Communication Co.	8,187	268,884

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	LOTTE Fine Chemical Co. Ltd.	92,873	$6,780,460
	Lotte Food Co. Ltd.	1,976	645,777
#	LOTTE Himart Co. Ltd.	65,598	1,559,097
# *	Lotte Non-Life Insurance Co. Ltd.	475,815	750,069
#	Lotte Shopping Co. Ltd.	44,648	4,018,473
	LS Corp.	91,063	4,882,310
	LS Electric Co. Ltd.	5,655	286,204
*	Lumens Co. Ltd.	231,495	197,193
*	LVMC Holdings	274,553	788,238
#	LX Hausys Ltd.	40,763	2,430,585
# *	LX Holdings Corp.	153,703	1,165,207
#	LX International Corp.	182,931	4,264,052
#	Maeil Dairies Co. Ltd.	6,841	412,892
	Maeil Holdings Co. Ltd.	11,288	95,805
	MAKUS, Inc.	19,446	126,582
# *	Mando Corp.	65,966	3,540,796
#	MegaStudy Co. Ltd.	43,791	519,921
	Meritz Financial Group, Inc.	238,609	6,824,993
	Meritz Fire & Marine Insurance Co. Ltd.	62,765	1,491,907
	Meritz Securities Co. Ltd.	1,882,325	7,521,544
	Mi Chang Oil Industrial Co. Ltd.	4,014	272,640
	Mirae Asset Life Insurance Co. Ltd.	396,195	1,449,293
	Mirae Asset Securities Co. Ltd.	1,759,061	13,123,551
#	MK Electron Co. Ltd.	88,121	1,422,407
*	MNTech Co. Ltd.	121,454	435,283
# *	Mobase Co. Ltd.	21,024	62,852
*	Mobase Electronics Co. Ltd.	16,407	30,918
	Moonbae Steel Co. Ltd.	8,945	33,677
	Moorim P&P Co. Ltd.	147,520	565,909
	Moorim Paper Co. Ltd.	140,508	329,911
#	Motonic Corp.	51,452	490,704
	Muhak Co. Ltd.	71,854	598,818
#	Nam Hwa Construction Co. Ltd.	23,163	183,783
	Namhae Chemical Corp.	8,933	102,708
	Namyang Dairy Products Co. Ltd.	2,206	865,502
*	Neowiz	46,369	1,045,963
# *	Neowiz Holdings Corp.	26,025	1,118,468
	Nexen Corp.	134,544	578,904
#	Nexen Tire Corp.	235,147	1,524,506
	NH Investment & Securities Co. Ltd.	653,039	7,375,911
*	NHN Corp.	55,553	3,806,449
	NI Steel Co. Ltd.	8,824	30,675
	NICE Holdings Co. Ltd.	15,181	219,796
	Nice Information & Telecommunication, Inc.	8,695	250,902
	NICE Total Cash Management Co. Ltd.	7,446	35,431
*	NK Co. Ltd.	25,998	25,117
	Nong Shim Holdings Co. Ltd.	11,334	750,158
	Nong Woo Bio Co. Ltd.	21,556	219,225
	NongShim Co. Ltd.	18,600	4,510,002
#	NOROO Paint & Coatings Co. Ltd.	66,016	589,065
	NPC	116,690	636,542
	NS Shopping Co. Ltd.	74,291	884,863
*	OCI Co. Ltd.	72,519	8,034,626
	Okong Corp.	4,362	16,453
	Opto Device Technology Co. Ltd.	44,813	266,078
	Orion Holdings Corp.	144,080	1,975,332
*	Osung Advanced Materials Co. Ltd.	167,534	380,130
	Ottogi Corp.	2,062	849,393
#	Paik Kwang Industrial Co. Ltd.	197,762	954,788

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Pan Ocean Co. Ltd.	1,250,644	$6,471,323
	Pang Rim Co. Ltd.	14,177	32,932
*	Pan-Pacific Co. Ltd.	113,324	264,399
# *	Paradise Co. Ltd.	10,185	151,883
	Partron Co. Ltd.	79,624	639,408
	PJ Electronics Co. Ltd.	10,236	81,413
#	Poongsan Corp.	117,956	3,342,038
#	Poongsan Holdings Corp.	28,395	693,097
	POSCO, Sponsored ADR	903,713	57,168,884
	POSCO	68,120	17,277,387
#	Posco International Corp.	306,356	5,708,096
*	Power Logics Co. Ltd.	92,739	627,716
	Protec Co. Ltd.	2,987	68,976
	Pulmuone Co. Ltd.	28,387	414,779
#	Pyeong Hwa Automotive Co. Ltd.	58,942	560,059
	Rayence Co. Ltd.	15,304	172,433
*	RFTech Co. Ltd.	21,344	107,912
	Sajo Industries Co. Ltd.	15,401	629,604
	Sajodaerim Corp.	8,739	208,313
*	Sajodongaone Co. Ltd.	161,899	176,519
	Sam Young Electronics Co. Ltd.	68,491	708,066
	Sambo Corrugated Board Co. Ltd.	31,268	385,608
*	Sambo Motors Co. Ltd.	66,691	370,932
#	Samho Development Co. Ltd.	108,856	474,097
	SAMHWA Paints Industrial Co. Ltd.	68,665	590,750
	Samick Musical Instruments Co. Ltd.	327,670	510,701
	Samick THK Co. Ltd.	4,386	44,944
	Samji Electronics Co. Ltd.	13,939	146,052
	Samjin LND Co. Ltd.	82,899	296,922
#	Samjin Pharmaceutical Co. Ltd.	14,635	322,513
*	Sammok S-Form Co. Ltd.	31,510	436,009
#	SAMPYO Cement Co. Ltd.	206,101	881,023
	Samsung C&T Corp.	270,688	26,503,975
	Samsung Card Co. Ltd.	120,114	3,526,766
	Samsung Electronics Co. Ltd.	1,978,003	118,429,200
	Samsung Electronics Co. Ltd., GDR	680	1,015,240
	Samsung Fire & Marine Insurance Co. Ltd.	120,085	23,803,553
# *	Samsung Heavy Industries Co. Ltd.	2,172,181	11,870,552
	Samsung Life Insurance Co. Ltd.	247,039	14,290,270
	Samsung Securities Co. Ltd.	310,841	12,636,772
	SAMT Co. Ltd.	20,625	92,727
#	Samyang Corp.	21,134	1,236,605
	Samyang Holdings Corp.	22,438	1,977,978
	Samyang Packaging Corp.	1,251	28,280
	Samyang Tongsang Co. Ltd.	7,531	411,507
*	Sangsangin Co. Ltd.	73,576	563,904
	SAVEZONE I&C Corp.	83,806	228,955
*	SBS Media Holdings Co. Ltd.	163,649	289,830
	Seah Besteel Corp.	100,507	1,864,768
	SeAH Holdings Corp.	4,354	413,687
	SeAH Steel Corp.	7,619	674,663
	SeAH Steel Holdings Corp.	8,469	911,309
	Sebang Co. Ltd.	60,229	644,570
#	Sebang Global Battery Co. Ltd.	35,688	2,509,048
	Sejong Industrial Co. Ltd.	103,664	976,810
*	Sejong Telecom, Inc.	313,971	156,106
*	Sekonix Co. Ltd.	67,746	479,330
	Sempio Co.	1,814	68,345
	S-Energy Co. Ltd.	71,432	287,642

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seohan Co. Ltd.	493,982	$816,283
#	Seoul Semiconductor Co. Ltd.	120,431	1,542,199
# *	Seowon Co. Ltd.	103,160	189,463
	SEOWONINTECH Co. Ltd.	6,241	34,124
	Seoyon Co. Ltd.	85,555	1,151,999
	Seoyon E-Hwa Co. Ltd.	96,241	637,714
*	Sewon E&C Co. Ltd.	386,748	362,567
††	Sewon Precision Industry Co. Ltd.	1,457	1,891
	SGC e Tec E&C Co. Ltd.	7,549	449,128
#	Shindaeyang Paper Co. Ltd.	10,644	799,012
	Shinhan Financial Group Co. Ltd.	947,124	30,920,674
#	Shinhan Financial Group Co. Ltd., ADR	1,172,746	37,903,150
#	Shinsegae Engineering & Construction Co. Ltd.	15,870	518,902
	Shinsegae Food Co. Ltd.	2,444	189,239
	Shinsegae Information & Communication Co. Ltd.	664	118,138
#	Shinsegae, Inc.	34,791	7,400,466
	Shinwha Intertek Corp.	35,678	106,982
	Shinyoung Securities Co. Ltd.	25,871	1,391,673
*	Signetics Corp.	393,488	590,954
	Silla Co. Ltd.	36,116	397,192
#	SIMPAC, Inc.	127,360	860,816
*	Sindoh Co. Ltd.	26,365	743,335
	Sinil Pharm Co. Ltd.	23,668	247,936
#	SK Discovery Co. Ltd.	63,006	2,571,788
	SK Gas Ltd.	3,036	358,924
	SK Hynix, Inc.	1,675,156	147,665,948
*	SK Innovation Co. Ltd.	91,261	19,032,481
	SK Networks Co. Ltd.	844,582	3,679,073
*	SK Rent A Car Co. Ltd.	11,382	118,255
	SK Securities Co. Ltd.	2,112,180	1,777,735
	SK, Inc.	49,704	10,372,589
	SL Corp.	91,074	2,566,102
*	S-MAC Co. Ltd.	717,329	714,250
	SNT Dynamics Co. Ltd.	49,889	396,200
	SNT Holdings Co. Ltd.	36,374	553,058
	SNT Motiv Co. Ltd.	58,562	2,528,559
*	SNU Precision Co. Ltd.	34,211	102,515
*	Solborn, Inc.	27,073	122,229
	Songwon Industrial Co. Ltd.	41,113	632,371
# *	Soulbrain Holdings Co. Ltd.	14,138	529,566
	SPG Co. Ltd.	5,223	44,302
	Spigen Korea Co. Ltd.	6,891	269,826
# * ††	Ssangyong Motor Co.	336,500	299,122
	Suheung Co. Ltd.	10,944	448,175
#	Sun Kwang Co. Ltd.	27,041	1,291,201
*	SundayToz Corp.	8,746	167,196
#	Sung Kwang Bend Co. Ltd.	111,368	876,929
*	Sungchang Enterprise Holdings Ltd.	264,331	575,203
	Sungdo Engineering & Construction Co. Ltd.	52,687	248,768
#	Sungshin Cement Co. Ltd.	125,323	1,196,695
#	Sungwoo Hitech Co. Ltd.	351,238	1,817,255
	Sunjin Co. Ltd.	41,181	456,468
*	Suprema HQ, Inc.	8,097	54,120
*	Suprema, Inc.	11,129	236,785
	SurplusGlobal, Inc.	12,531	46,407
	Systems Technology, Inc.	6,395	90,008
	Tae Kyung Industrial Co. Ltd.	79,237	437,579
	Taekwang Industrial Co. Ltd.	1,637	1,401,336
	Taekyung BK Co. Ltd.	11,583	56,705

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
* ††	Taewoong Co. Ltd.	82,505	$661,918
	Taeyoung Engineering & Construction Co. Ltd.	141,256	1,343,801
*	Theragen Etex Co. Ltd.	62,682	348,131
*	Thinkware Systems Corp.	35,459	530,607
	TK Corp.	94,555	952,016
	Tongyang Life Insurance Co. Ltd.	282,020	1,650,107
#	Tongyang, Inc.	315,577	452,828
*	Top Engineering Co. Ltd.	67,035	428,074
	Toptec Co. Ltd.	75,745	567,529
*	Tovis Co. Ltd.	73,482	535,139
#	TS Corp.	240,562	680,311
*	TY Holdings Co. Ltd.	153,478	3,574,302
*	Ubivelox, Inc.	4,443	52,556
*	UIL Co. Ltd.	40,064	92,948
	Uju Electronics Co. Ltd.	15,879	374,661
*	Unick Corp.	6,148	38,520
	Unid Co. Ltd.	34,541	3,454,079
	Uniquest Corp.	32,538	288,072
	Unitrontech Co. Ltd.	19,310	94,657
	Viatron Technologies, Inc.	18,763	166,649
	Visang Education, Inc.	48,747	352,404
*	Vivien Corp.	40,760	106,467
	Whanin Pharmaceutical Co. Ltd.	25,965	398,895
*	WillBes & Co.	332,697	540,513
	Wins Co. Ltd.	21,097	286,108
	WiSoL Co. Ltd.	71,622	636,994
# *	Wonik Holdings Co. Ltd.	245,189	1,093,809
#	Wonik Materials Co. Ltd.	12,961	362,321
	Woojin, Inc.	19,897	164,221
	Woongjin Thinkbig Co. Ltd.	66,784	191,583
	Woori Financial Group, Inc.	2,372,516	26,971,117
	Woorison F&G Co. Ltd.	126,099	250,480
	WooSung Feed Co. Ltd.	11,223	288,752
*	Woowon Development Co. Ltd.	8,436	39,037
	Y G-1 Co. Ltd.	95,992	712,032
	YAS Co. Ltd.	5,678	62,612
*	Y-entec Co. Ltd.	6,980	73,052
	Yoosung Enterprise Co. Ltd.	98,733	285,602
	Young Poong Corp.	2,294	1,346,993
	Young Poong Precision Corp.	53,659	462,334
	Youngone Corp.	123,827	4,739,484
	Youngone Holdings Co. Ltd.	26,091	1,050,397
	Yuanta Securities Korea Co. Ltd.	590,523	2,280,629
	YuHwa Securities Co. Ltd.	130,435	309,488
	Yuyu Pharma, Inc.	2,638	16,779
	Zeus Co. Ltd.	42,750	762,121

TOTAL SOUTH KOREA			1,812,250,913

TAIWAN — (16.4%)
	Abico Avy Co. Ltd.	804,364	747,353
	Ability Enterprise Co. Ltd.	1,242,330	874,013
#	AcBel Polytech, Inc.	603,000	751,533
#	Acer, Inc.	14,714,109	13,772,131
#	ACES Electronic Co. Ltd.	558,000	954,351
*	Acon Holding, Inc.	1,155,000	318,137
	Acter Group Corp. Ltd.	12,000	80,122
	Advanced International Multitech Co. Ltd.	458,000	1,304,076
# *	Advanced Optoelectronic Technology, Inc.	500,000	439,671
	AEON Motor Co. Ltd.	52,000	74,058

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Aerospace Industrial Development Corp.	296,000	$300,340
# *	AGV Products Corp.	2,653,211	970,185
	Airmate Cayman International Co. Ltd.	50,557	35,930
#	Allis Electric Co. Ltd.	944,559	806,344
#	Alpha Networks, Inc.	1,958,086	1,902,298
#	Altek Corp.	1,407,365	1,907,607
*	Ambassador Hotel	1,492,000	1,626,091
#	AMPOC Far-East Co. Ltd.	594,000	818,548
	AmTRAN Technology Co. Ltd.	4,725,956	3,008,052
#	Apacer Technology, Inc.	578,210	904,453
#	APCB, Inc.	740,000	573,520
	Apex Biotechnology Corp.	37,000	30,529
#	Apex International Co. Ltd.	888,263	2,497,696
	Apex Medical Corp.	24,000	22,947
	Apex Science & Engineering	92,536	35,661
	Arcadyan Technology Corp.	30,000	113,471
	Ardentec Corp.	2,749,058	5,890,570
	Argosy Research, Inc.	9,000	29,741
#	ASE Technology Holding Co. Ltd.	6,934,000	24,803,031
#	Asia Cement Corp.	11,308,589	18,011,968
	Asia Electronic Material Co. Ltd.	92,000	68,428
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,520,050
# *	Asia Plastic Recycling Holding Ltd.	1,211,942	319,320
#	Asia Polymer Corp.	2,425,530	3,416,125
	Asia Tech Image, Inc.	62,000	124,727
	Asia Vital Components Co. Ltd.	1,733,984	5,181,487
#	Asustek Computer, Inc.	3,854,000	48,999,039
	Aten International Co. Ltd.	7,000	21,256
#	AU Optronics Corp., Sponsored ADR	3,887,815	26,555,720
#	AU Optronics Corp.	3,498,812	2,404,464
	Audix Corp.	399,332	819,112
	Aver Information, Inc.	14,000	25,428
#	Avermedia Technologies	109,600	107,366
	Avita Corp.	15,000	30,973
	Bank of Kaohsiung Co. Ltd.	3,027,383	1,225,859
	Basso Industry Corp.	173,000	267,850
#	BES Engineering Corp.	7,377,443	2,333,751
#	Bin Chuan Enterprise Co. Ltd.	239,000	212,253
#	Biostar Microtech International Corp.	951,055	692,261
	Bizlink Holding, Inc.	11,000	101,680
#	Bright Led Electronics Corp.	539,000	455,177
#	Browave Corp.	139,000	199,296
*	Cameo Communications, Inc.	1,053,712	509,230
#	Capital Securities Corp.	11,080,158	6,047,506
#	Career Technology MFG. Co. Ltd.	936,085	844,314
#	Carnival Industrial Corp.	806,007	391,859
	Catcher Technology Co. Ltd.	3,378,000	19,587,024
#	Cathay Chemical Works	331,000	282,632
	Cathay Financial Holding Co. Ltd.	40,739,459	84,921,085
#	Cathay Real Estate Development Co. Ltd.	3,381,694	2,371,986
	Cayman Engley Industrial Co. Ltd.	41,000	95,949
#	Celxpert Energy Corp.	419,000	700,727
#	Central Reinsurance Co. Ltd.	772,366	779,453
# *	Chain Chon Industrial Co. Ltd.	614,000	468,346
#	ChainQui Construction Development Co. Ltd.	571,393	377,544
# *	Champion Building Materials Co. Ltd.	1,323,828	511,682
	Chang Hwa Commercial Bank Ltd.	23,778,652	14,041,734
#	Channel Well Technology Co. Ltd.	457,000	669,427
	Charoen Pokphand Enterprise	96,000	276,163

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CHC Healthcare Group	634,000	$838,257
	CHC Resources Corp.	17,000	27,536
#	Chen Full International Co. Ltd.	281,000	416,446
	Chenbro Micom Co. Ltd.	17,000	46,026
#	Cheng Loong Corp.	4,514,659	5,530,944
# *	Cheng Mei Materials Technology Corp.	2,484,000	1,063,779
	Cheng Shin Rubber Industry Co. Ltd.	1,744,000	2,140,481
	Cheng Uei Precision Industry Co. Ltd.	2,408,635	3,348,386
#	Chenming Electronic Technology Corp.	455,000	221,105
	Chia Chang Co. Ltd.	668,000	1,120,025
#	Chia Hsin Cement Corp.	2,517,191	1,829,227
#	Chian Hsing Forging Industrial Co. Ltd.	41,000	63,328
#	Chien Kuo Construction Co. Ltd.	857,797	404,581
#	Chien Shing Harbour Service Co. Ltd.	23,000	45,688
	Chilisin Electronics Corp.	1,442,000	4,473,641
*	China Airlines Ltd.	16,031,353	9,927,070
	China Bills Finance Corp.	3,514,000	2,106,001
	China Chemical & Pharmaceutical Co. Ltd.	1,334,264	1,060,738
	China Container Terminal Corp.	23,000	21,655
	China Development Financial Holding Corp.	52,096,734	26,628,126
#	China Electric Manufacturing Corp.	1,100,432	457,169
#	China General Plastics Corp.	1,432,585	1,915,019
	China Glaze Co. Ltd.	602,799	316,188
	China Life Insurance Co. Ltd.	6,704,338	7,007,866
#	China Man-Made Fiber Corp.	7,673,014	2,807,007
	China Metal Products	1,712,969	1,972,323
	China Motor Corp.	1,289,099	3,211,331
# *	China Petrochemical Development Corp.	17,948,466	7,820,718
	China Steel Corp.	56,678,320	68,334,569
#	China Wire & Cable Co. Ltd.	463,600	451,722
#	Chinese Maritime Transport Ltd.	618,270	1,251,780
	Ching Feng Home Fashions Co. Ltd.	41,000	29,548
#	Chin-Poon Industrial Co. Ltd.	2,207,815	2,377,646
	Chipbond Technology Corp.	1,912,000	4,438,108
	ChipMOS Technologies, Inc.	3,037,085	5,050,238
#	ChipMOS Technologies, Inc., ADR	30,336	1,009,271
#	Chong Hong Construction Co. Ltd.	47,000	124,745
#	Chun YU Works & Co. Ltd.	833,000	862,260
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,899,402
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,519,250	3,736,610
	Chung Hung Steel Corp.	3,724,000	4,698,751
# *	Chung Hwa Chemical Industrial Works Ltd.	57,000	90,558
# *	Chung Hwa Pulp Corp.	2,158,353	1,727,601
††	Chung Shing Textile Co. Ltd.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	82,289
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	83,518
	Clevo Co.	1,257,000	1,558,242
#	CMC Magnetics Corp.	5,576,638	1,771,101
#	CoAsia Electronics Corp.	311,907	145,450
#	Collins Co. Ltd.	610,224	335,434
#	Compal Electronics, Inc.	24,839,332	21,860,085
#	Compeq Manufacturing Co. Ltd.	6,781,000	9,868,066
	Compucase Enterprise	57,000	63,814
#	Concord Securities Co. Ltd.	2,085,489	888,362
	Concraft Holding Co. Ltd.	37,000	75,466
#	Continental Holdings Corp.	2,333,540	2,116,670
#	Contrel Technology Co. Ltd.	784,000	557,323
	Coretronic Corp.	2,120,800	4,389,780
# *	Coxon Precise Industrial Co. Ltd.	598,000	287,368

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CTBC Financial Holding Co. Ltd.	97,262,073	$81,219,569
	CTCI Corp.	175,000	229,310
	CviLux Corp.	101,000	174,343
#	CyberTAN Technology, Inc.	799,000	762,084
#	DA CIN Construction Co. Ltd.	1,842,579	2,011,806
	Darfon Electronics Corp.	266,000	399,993
*	Darwin Precisions Corp.	2,351,635	943,251
	De Licacy Industrial Co. Ltd.	98,000	54,099
# *	Delpha Construction Co. Ltd.	505,576	271,040
#	Depo Auto Parts Ind Co. Ltd.	501,000	1,013,463
††	Der Pao Construction Co. Ltd.	2,158,544	0
#	D-Link Corp.	3,293,552	2,428,978
	Dr Wu Skincare Co. Ltd.	13,000	43,943
	Drewloong Precision, Inc.	7,000	24,682
#	Dyaco International, Inc.	51,000	119,245
#	Dynamic Electronics Co. Ltd.	1,477,873	1,118,223
#	Dynapack International Technology Corp.	897,000	3,101,822
	E.Sun Financial Holding Co. Ltd.	43,627,946	41,687,469
#	Edimax Technology Co. Ltd.	1,026,902	399,266
#	Edison Opto Corp.	605,000	455,979
	Edom Technology Co. Ltd.	1,081,350	1,324,625
	Elite Advanced Laser Corp.	82,000	164,773
#	Elite Semiconductor Microelectronics Technology, Inc.	708,000	3,640,493
#	Elitegroup Computer Systems Co. Ltd.	1,974,395	1,683,281
††	ENG Electric Co. Ltd.	239,997	1,181
#	Ennoconn Corp.	40,000	265,200
*	Ennostar, Inc.	2,061,209	5,424,342
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,450,984
#	Eson Precision Ind Co. Ltd.	705,000	1,696,725
	Eternal Materials Co. Ltd.	1,775,513	2,353,898
*	Eva Airways Corp.	14,688,355	9,969,130
*	Everest Textile Co. Ltd.	2,357,813	826,001
	Evergreen International Storage & Transport Corp.	2,982,000	2,912,066
	Evergreen Marine Corp. Taiwan Ltd.	830,145	2,987,427
#	Everlight Chemical Industrial Corp.	680,950	627,715
	Everlight Electronics Co. Ltd.	2,531,000	4,519,951
	Excel Cell Electronic Co. Ltd.	17,000	15,546
	Excellence Opto, Inc.	96,000	100,234
#	Excelsior Medical Co. Ltd.	520,527	1,035,583
#	EZconn Corp.	194,250	244,175
	Far Eastern Department Stores Ltd.	6,801,445	5,407,505
	Far Eastern International Bank	17,145,991	6,448,711
	Far Eastern New Century Corp.	15,415,528	16,145,387
	Farcent Enterprise Co. Ltd.	11,000	25,130
#	Farglory F T Z Investment Holding Co. Ltd.	767,648	1,394,809
#	Farglory Land Development Co. Ltd.	1,545,264	3,734,490
# *	Federal Corp.	2,187,160	2,115,667
	Feedback Technology Corp.	20,000	50,993
	First Financial Holding Co. Ltd.	39,901,303	32,851,360
#	First Hotel	890,857	463,197
#	First Insurance Co. Ltd.	1,334,064	638,070
#	First Steamship Co. Ltd.	2,908,042	1,341,503
#	FIT Holding Co. Ltd.	185,150	222,121
	FLEXium Interconnect, Inc.	258,000	893,876
	Forcecon Tech Co. Ltd.	16,000	41,452
	Forest Water Environment Engineering Co. Ltd.	21,400	26,237
#	Formosa Advanced Technologies Co. Ltd.	1,017,000	1,385,140
	Formosa Chemicals & Fibre Corp.	3,008,000	8,728,269
# *	Formosa Laboratories, Inc.	483,478	1,034,468

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Plastics Corp.	4,109,000	$15,916,046
	Formosa Taffeta Co. Ltd.	3,218,511	3,474,693
	Formosan Rubber Group, Inc.	1,319,957	1,071,192
#	Formosan Union Chemical	2,094,843	1,537,343
	Founding Construction & Development Co. Ltd.	1,007,418	685,257
	Foxconn Technology Co. Ltd.	3,331,142	8,270,929
# *	Franbo Lines Corp.	120,057	104,286
	Froch Enterprise Co. Ltd.	1,269,734	1,300,123
#	FSP Technology, Inc.	757,292	1,104,634
	Fu Chun Shin Machinery Manufacture Co. Ltd.	53,265	33,245
#	Fubon Financial Holding Co. Ltd.	33,386,173	88,253,766
	Fulgent Sun International Holding Co. Ltd.	69,000	255,875
	Fullerton Technology Co. Ltd.	529,200	328,223
# *	Fulltech Fiber Glass Corp.	2,315,216	1,462,657
#	Fwusow Industry Co. Ltd.	1,174,043	891,030
#	G Shank Enterprise Co. Ltd.	965,902	2,311,658
#	Gamania Digital Entertainment Co. Ltd.	71,000	147,624
#	Gemtek Technology Corp.	2,013,962	1,984,475
	General Interface Solution Holding Ltd.	870,000	3,044,787
	Getac Technology Corp.	703,065	1,324,261
# *	Giantplus Technology Co. Ltd.	1,722,100	729,139
	Gigabyte Technology Co. Ltd.	332,287	1,349,322
#	Ginko International Co. Ltd.	72,000	522,601
	Global Brands Manufacture Ltd.	1,573,154	2,007,221
	Global Lighting Technologies, Inc.	13,000	37,726
#	Global View Co. Ltd.	53,000	73,796
	Globe Union Industrial Corp.	1,330,625	735,955
#	Gloria Material Technology Corp.	2,187,116	1,670,444
#	Gold Circuit Electronics Ltd.	4,617,965	11,063,031
#	Goldsun Building Materials Co. Ltd.	5,780,171	5,352,109
	Good Will Instrument Co. Ltd.	172,746	165,665
	Gourmet Master Co. Ltd.	4,000	18,878
	Grand Fortune Securities Co. Ltd.	733,767	422,398
#	Grand Ocean Retail Group Ltd.	437,000	303,049
	Grand Pacific Petrochemical	5,403,000	5,258,090
#	Great China Metal Industry	842,000	781,965
	Great Wall Enterprise Co. Ltd.	3,490,844	6,739,015
	Greatek Electronics, Inc.	49,000	140,393
* ††	Green Energy Technology, Inc.	1,424,880	3,074
#	GTM Holdings Corp.	679,900	611,779
#	Hannstar Board Corp.	3,200,488	4,806,871
#	HannStar Display Corp.	13,723,435	6,977,768
#	HannsTouch Solution, Inc.	3,452,001	1,478,289
#	Hanpin Electron Co. Ltd.	286,000	291,281
	Harvatek Corp.	974,553	877,583
	Heran Co. Ltd.	10,000	42,141
	Hey Song Corp.	1,961,500	2,466,970
	Hi-Clearance, Inc.	4,000	19,797
	Highlight Tech Corp.	30,000	45,918
#	Highwealth Construction Corp.	1,487,100	2,401,260
#	Hiroca Holdings Ltd.	368,000	646,298
#	Hitron Technology, Inc.	722,098	545,713
#	Ho Tung Chemical Corp.	5,169,475	1,936,435
#	Hocheng Corp.	1,351,300	692,743
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	25,943
	Holiday Entertainment Co. Ltd.	27,000	60,404
	Hon Hai Precision Industry Co. Ltd.	41,463,192	160,061,938
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	813,073
#	Hong TAI Electric Industrial	1,260,000	1,201,459

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hong YI Fiber Industry Co.	798,000	$681,546
	Horizon Securities Co. Ltd.	63,000	36,596
#	Hsing TA Cement Co.	862,614	653,785
# *	HTC Corp.	4,182,000	9,882,663
	Hu Lane Associate, Inc.	19,000	91,996
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	1,314,783
	Hua Nan Financial Holdings Co. Ltd.	28,646,507	20,976,012
	Huaku Development Co. Ltd.	793,000	2,594,030
#	Huang Hsiang Construction Corp.	691,000	907,998
#	Hung Ching Development & Construction Co. Ltd.	857,468	922,813
	Hung Sheng Construction Ltd.	2,392,269	2,076,460
	Huxen Corp.	173,281	319,201
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	35,780
# *	Hwacom Systems, Inc.	270,000	205,380
	IBF Financial Holdings Co. Ltd.	13,839,288	7,916,425
#	Ichia Technologies, Inc.	1,447,260	845,550
# *	I-Chiun Precision Industry Co. Ltd.	1,151,532	2,442,822
	IEI Integration Corp.	49,200	78,418
	Infortrend Technology, Inc.	1,013,000	522,466
#	Innolux Corp.	39,166,544	23,559,885
#	Inpaq Technology Co. Ltd.	280,250	592,051
	Intai Technology Corp.	12,000	36,709
#	Integrated Service Technology, Inc.	115,570	214,911
	International CSRC Investment Holdings Co.	4,051,166	3,503,648
	Inventec Corp.	13,025,277	12,457,468
	Iron Force Industrial Co. Ltd.	24,000	60,668
	I-Sheng Electric Wire & Cable Co. Ltd.	12,000	18,354
	ITE Technology, Inc.	798,479	2,994,552
#	Jarllytec Co. Ltd.	309,000	588,391
#	Jean Co. Ltd.	271,751	113,536
	Jess-Link Products Co. Ltd.	569,500	721,008
# *	Jinli Group Holdings Ltd.	847,532	440,972
	Johnson Health Tech Co. Ltd.	17,000	35,699
#	K Laser Technology, Inc.	820,601	594,572
#	Kaimei Electronic Corp.	138,000	432,339
	Kaori Heat Treatment Co. Ltd.	11,000	19,912
#	Kaulin Manufacturing Co. Ltd.	565,656	298,517
#	KEE TAI Properties Co. Ltd.	1,804,000	851,832
	Kenda Rubber Industrial Co. Ltd.	212,000	233,486
#	Key Ware Electronics Co. Ltd.	106,678	56,970
	Kindom Development Co. Ltd.	2,310,000	3,188,881
	King Chou Marine Technology Co. Ltd.	243,100	305,005
#	King Yuan Electronics Co. Ltd.	7,082,805	10,163,042
	King’s Town Bank Co. Ltd.	5,157,012	7,700,351
*	King’s Town Construction Co. Ltd.	426,380	560,657
	Kinik Co.	29,000	78,860
# *	Kinko Optical Co. Ltd.	659,756	700,477
#	Kinpo Electronics	7,666,375	3,586,749
#	Kinsus Interconnect Technology Corp.	1,680,000	14,784,980
	Ko Ja Cayman Co. Ltd.	14,000	36,988
#	KS Terminals, Inc.	53,000	185,046
#	Kung Sing Engineering Corp.	2,554,875	788,114
	Kuo Toong International Co. Ltd.	1,275,808	984,103
	Kuo Yang Construction Co. Ltd.	51,000	44,040
#	Kwong Fong Industries Corp.	481,649	193,872
	Kwong Lung Enterprise Co. Ltd.	167,000	251,892
#	KYE Systems Corp.	1,229,909	470,257
#	L&K Engineering Co. Ltd.	849,000	892,765
*	LAN FA Textile	985,713	434,674

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lanner Electronics, Inc.	37,000	$66,187
	Largan Precision Co. Ltd.	75,000	5,588,939
	Laster Tech Corp. Ltd.	15,000	23,779
#	Leader Electronics, Inc.	347,056	202,905
# *	Lealea Enterprise Co. Ltd.	4,199,941	1,746,712
#	LEE CHI Enterprises Co. Ltd.	857,900	774,143
	Lelon Electronics Corp.	21,000	48,386
*	Li Cheng Enterprise Co. Ltd.	27,000	18,899
*	Li Peng Enterprise Co. Ltd.	2,733,381	1,021,080
	Lian HWA Food Corp.	57,200	136,764
#	Lida Holdings Ltd.	316,680	358,858
	Lien Hwa Industrial Holdings Corp.	1,387,815	2,786,743
# *	Lingsen Precision Industries Ltd.	2,389,480	2,171,608
	Lite-On Technology Corp.	12,950,738	28,579,432
#	Liton Technology Corp.	33,000	52,311
# *	Long Bon International Co. Ltd.	855,880	551,124
	Long Da Construction & Development Corp.	72,000	52,370
#	Longchen Paper & Packaging Co. Ltd.	4,598,304	3,985,475
	Longwell Co.	94,000	190,529
#	Lotus Pharmaceutical Co. Ltd.	93,000	314,333
	Lu Hai Holding Corp.	51,700	74,467
#	Lucky Cement Corp.	726,000	311,299
	Lung Yen Life Service Corp.	9,000	14,562
#	Macauto Industrial Co. Ltd.	65,000	190,608
#	Macronix International Co. Ltd.	10,684,605	15,117,380
	Materials Analysis Technology, Inc.	37,000	191,148
	Mayer Steel Pipe Corp.	943,456	1,027,451
#	Maywufa Co. Ltd.	182,070	126,169
	Mega Financial Holding Co. Ltd.	32,101,796	38,577,993
#	Mercuries & Associates Holding Ltd.	2,267,465	1,889,749
*	Mercuries Life Insurance Co. Ltd.	9,754,738	3,217,151
	Merry Electronics Co. Ltd.	147,074	435,102
# *	MIN AIK Technology Co. Ltd.	910,600	725,615
	Mirle Automation Corp.	80,000	120,419
#	Mitac Holdings Corp.	3,237,682	3,350,803
#	MOSA Industrial Corp.	190,000	301,210
#	MPI Corp.	378,000	1,747,167
	Nak Sealing Technologies Corp.	25,000	78,687
	Namchow Holdings Co. Ltd.	130,000	226,069
	Nan Pao Resins Chemical Co. Ltd.	9,000	45,063
#	Nan Ren Lake Leisure Amusement Co. Ltd.	608,000	335,322
	Nan Ya Plastics Corp.	4,849,000	14,880,905
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	43,565
	Nanya Technology Corp.	6,919,000	16,589,848
#	New Era Electronics Co. Ltd.	168,000	136,045
*	Newmax Technology Co. Ltd.	25,000	37,064
	Nichidenbo Corp.	34,000	61,705
	Nien Hsing Textile Co. Ltd.	631,061	473,593
#	Nishoku Technology, Inc.	186,000	565,780
	Nova Technology Corp.	4,000	21,096
#	O-Bank Co. Ltd.	1,719,604	482,364
	Ocean Plastics Co. Ltd.	80,000	95,210
	OptoTech Corp.	2,215,828	3,429,163
# *	Orient Semiconductor Electronics Ltd.	1,705,670	1,526,094
#	Pacific Construction Co.	1,755,452	621,577
#	Pacific Hospital Supply Co. Ltd.	70,000	175,408
	Paiho Shih Holdings Corp.	59,000	79,673
	Pan German Universal Motors Ltd.	12,000	92,605
#	Pan Jit International, Inc.	1,211,100	4,909,693

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Pan-International Industrial Corp.	2,265,444	$3,311,115
	PCL Technologies, Inc.	5,000	15,171
#	Pegatron Corp.	12,587,998	30,815,912
	PharmaEngine, Inc.	13,000	27,599
# *	Phihong Technology Co. Ltd.	300,882	398,931
	Phison Electronics Corp.	4,000	56,401
	Plastron Precision Co. Ltd.	38,156	18,264
#	Plotech Co. Ltd.	545,000	486,433
	Posiflex Technology, Inc.	14,000	45,848
	Pou Chen Corp.	8,475,550	10,394,566
	President Securities Corp.	4,938,263	4,022,830
#	Primax Electronics Ltd.	282,000	523,377
	Prince Housing & Development Corp.	6,016,018	2,870,251
††	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	123,000	171,755
	Prosperity Dielectrics Co. Ltd.	16,000	31,304
	Qisda Corp.	9,505,171	10,619,183
	QST International Corp.	15,000	31,783
#	Qualipoly Chemical Corp.	290,593	429,726
	Quanta Computer, Inc.	2,608,000	7,327,178
	Quanta Storage, Inc.	45,000	62,745
#	Quintain Steel Co. Ltd.	1,444,473	1,060,463
	Radiant Opto-Electronics Corp.	999,000	3,500,199
	Radium Life Tech Co. Ltd.	3,777,226	1,429,265
	Rechi Precision Co. Ltd.	80,000	53,726
#	Rich Development Co. Ltd.	3,070,054	1,011,225
*	Ritek Corp.	3,952,449	1,391,835
*	Roo Hsing Co. Ltd.	478,000	145,245
*	Rotam Global Agrosciences Ltd.	90,157	72,516
	Ruentex Development Co. Ltd.	4,264,372	10,883,285
#	Ruentex Industries Ltd.	2,301,780	8,982,185
	Sampo Corp.	1,854,340	1,975,016
	San Fang Chemical Industry Co. Ltd.	23,000	17,878
#	San Far Property Ltd.	1,393,560	762,960
#	Sanyang Motor Co. Ltd.	2,660,624	2,592,758
	Scan-D Corp.	33,000	61,391
#	SCI Pharmtech, Inc.	69,600	195,282
	Sea & Land Integrated Corp.	20,600	23,264
	Senao International Co. Ltd.	33,000	37,821
	Sercomm Corp.	48,000	110,032
#	Sesoda Corp.	1,149,279	1,270,665
	Shanghai Commercial & Savings Bank Ltd.	628,000	994,540
#	Shan-Loong Transportation Co. Ltd.	436,000	552,863
#	Sharehope Medicine Co. Ltd.	179,905	175,920
#	Sheng Yu Steel Co. Ltd.	731,000	877,648
#	ShenMao Technology, Inc.	419,000	1,070,844
#	Shih Her Technologies, Inc.	260,000	675,394
*	Shih Wei Navigation Co. Ltd.	535,577	789,854
	Shihlin Electric & Engineering Corp.	3,030,000	5,699,049
	Shin Kong Financial Holding Co. Ltd.	41,055,909	14,469,599
	Shin Zu Shing Co. Ltd.	1,034,842	3,712,504
# *	Shining Building Business Co. Ltd.	1,373,368	548,084
#	Shinkong Insurance Co. Ltd.	1,273,412	2,113,285
#	Shinkong Synthetic Fibers Corp.	6,988,754	4,741,403
	ShunSin Technology Holding Ltd.	23,000	74,835
*	Shuttle, Inc.	1,819,015	771,956
	Sigurd Microelectronics Corp.	2,717,231	5,743,419
*	Silitech Technology Corp.	49,878	61,801
	Sincere Navigation Corp.	1,586,242	1,584,256

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Singatron Enterprise Co. Ltd.	35,000	$32,379
#	Sinher Technology, Inc.	273,000	414,889
	Sinmag Equipment Corp.	13,000	50,075
	Sinon Corp.	2,451,877	2,148,188
	SinoPac Financial Holdings Co. Ltd.	42,319,595	21,552,820
	Sinyi Realty, Inc.	46,000	55,109
	Sirtec International Co. Ltd.	458,200	431,315
#	Siward Crystal Technology Co. Ltd.	794,875	961,625
	Soft-World International Corp.	19,000	61,385
#	Solar Applied Materials Technology Corp.	1,936,798	3,491,411
	Solomon Technology Corp.	406,000	253,487
	Solteam, Inc.	39,390	97,852
#	Southeast Cement Co. Ltd.	944,700	619,721
#	Spirox Corp.	356,563	368,080
	Standard Chemical & Pharmaceutical Co. Ltd.	90,000	124,976
	Sunonwealth Electric Machine Industry Co. Ltd.	78,000	108,160
#	Sunrex Technology Corp.	517,108	807,188
#	Sunspring Metal Corp.	580,569	587,620
	Supreme Electronics Co. Ltd.	2,788,726	4,508,178
#	Swancor Holding Co. Ltd.	61,000	216,519
#	Sweeten Real Estate Development Co. Ltd.	862,114	864,389
	Syncmold Enterprise Corp.	50,000	127,027
#	Synmosa Biopharma Corp.	230,904	191,142
	Synnex Technology International Corp.	6,974,550	13,513,517
	Systex Corp.	12,000	37,258
#	Ta Ya Electric Wire & Cable	2,735,776	2,437,126
#	Tah Hsin Industrial Corp.	452,730	1,019,753
#	TA-I Technology Co. Ltd.	164,500	376,524
# *	Tai Tung Communication Co. Ltd.	508,535	321,449
	Taichung Commercial Bank Co. Ltd.	27,928,012	12,006,866
	TaiDoc Technology Corp.	13,000	81,809
	Taiflex Scientific Co. Ltd.	1,065,960	1,830,095
#	Taimide Tech, Inc.	116,000	170,356
	Tainan Enterprises Co. Ltd.	338,183	221,322
#	Tainan Spinning Co. Ltd.	6,278,485	5,139,265
	Tai-Saw Technology Co. Ltd.	158,000	180,994
	Taishin Financial Holding Co. Ltd.	46,516,044	30,537,565
#	Taita Chemical Co. Ltd.	1,669,566	2,084,369
	TAI-TECH Advanced Electronics Co. Ltd.	9,000	41,481
#	Taiwan Business Bank	21,804,811	7,417,909
	Taiwan Cement Corp.	23,712,948	41,147,341
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	571,866
	Taiwan Cogeneration Corp.	78,000	107,314
	Taiwan Cooperative Financial Holding Co. Ltd.	37,615,745	30,584,269
	Taiwan Fertilizer Co. Ltd.	2,619,000	6,404,653
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	921,171
#	Taiwan FU Hsing Industrial Co. Ltd.	648,000	943,318
	Taiwan Glass Industry Corp.	5,779,982	5,696,948
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,087,875
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	931,000	2,687,812
††	Taiwan Kolin Co. Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	4,185,322	511,264
	Taiwan Navigation Co. Ltd.	1,024,000	1,296,891
	Taiwan PCB Techvest Co. Ltd.	1,607,946	2,715,716
	Taiwan Semiconductor Co. Ltd.	59,000	173,335
	Taiwan Shin Kong Security Co. Ltd.	109,390	151,865
	Taiwan Steel Union Co. Ltd.	8,000	22,759
#	Taiwan Styrene Monomer	264,000	172,427
#	Taiwan Surface Mounting Technology Corp.	1,414,991	5,709,415

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Taiwan TEA Corp.	3,091,092	$2,320,647
	Taiwan Union Technology Corp.	6,000	20,689
	Taiyen Biotech Co. Ltd.	601,217	712,557
# *	Tatung Co. Ltd.	4,614,000	5,713,704
	TBI Motion Technology Co. Ltd.	9,000	15,608
	Te Chang Construction Co. Ltd.	16,260	16,965
	Teco Electric & Machinery Co. Ltd.	6,927,725	7,525,294
	Tera Autotech Corp.	24,863	18,433
	Test Research, Inc.	77,000	154,947
	Test Rite International Co. Ltd.	1,140,266	992,694
	Tex-Ray Industrial Co. Ltd.	92,000	45,997
	Thermaltake Technology Co. Ltd.	14,000	20,375
	Thye Ming Industrial Co. Ltd.	37,000	43,692
#	Ting Sin Co. Ltd.	61,000	50,153
#	Ton Yi Industrial Corp.	3,768,600	1,766,740
	Tong Yang Industry Co. Ltd.	2,384,000	2,898,585
# *	Tong-Tai Machine & Tool Co. Ltd.	995,447	573,649
	Top Bright Holding Co. Ltd.	5,000	20,804
	Topco Scientific Co. Ltd.	11,000	54,668
	Topco Technologies Corp.	14,000	39,616
	Topkey Corp.	22,000	102,526
#	Topoint Technology Co. Ltd.	837,459	1,254,619
	Toung Loong Textile Manufacturing	102,000	130,202
	TPK Holding Co. Ltd.	2,287,000	3,498,257
	Transcend Information, Inc.	24,000	58,329
	Tripod Technology Corp.	2,531,000	10,720,022
*	TrueLight Corp.	32,000	31,241
#	Tsann Kuen Enterprise Co. Ltd.	215,000	327,537
#	TSRC Corp.	113,000	130,351
	TST Group Holding Ltd.	5,000	24,972
#	Tung Ho Steel Enterprise Corp.	4,907,274	7,133,083
	TURVO International Co. Ltd.	33,000	123,079
	TXC Corp.	1,644,000	6,075,849
#	TYC Brother Industrial Co. Ltd.	1,456,723	1,046,556
*	Tycoons Group Enterprise	2,762,337	1,394,916
#	Tyntek Corp.	1,640,097	1,548,106
#	UDE Corp.	353,000	621,751
	U-Ming Marine Transport Corp.	1,426,000	2,704,368
	Unic Technology Corp.	46,000	35,927
	Unimicron Technology Corp.	6,146,363	42,132,335
*	Union Bank Of Taiwan	13,013,051	5,524,128
#	Unitech Computer Co. Ltd.	477,739	656,975
# *	Unitech Printed Circuit Board Corp.	3,327,466	2,170,334
#	United Microelectronics Corp.	51,490,681	106,893,309
††	Unity Opto Technology Co. Ltd.	2,993,000	83,143
	Univacco Technology, Inc.	46,000	39,138
	Universal Cement Corp.	2,280,583	1,690,902
	Universal, Inc.	64,000	94,514
	Unizyx Holding Corp.	1,586,000	1,781,203
#	UPC Technology Corp.	4,928,598	4,100,617
#	USI Corp.	4,858,827	6,018,788
*	Usun Technology Co. Ltd.	128,100	160,249
	Ve Wong Corp.	912,806	1,071,339
# *	Victory New Materials Ltd. Co.	626,687	235,664
#	Wah Hong Industrial Corp.	394,516	399,203
	Wah Lee Industrial Corp.	1,076,100	3,296,537
	Walsin Lihwa Corp.	8,686,412	8,114,424
#	Walton Advanced Engineering, Inc.	2,020,853	1,245,342
	Wei Chuan Foods Corp.	325,000	267,318

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
††	Wei Mon Industry Co. Ltd.	3,885,691	$0
#	Weikeng Industrial Co. Ltd.	2,307,490	2,317,106
#	Well Shin Technology Co. Ltd.	482,080	835,547
	Wha Yu Industrial Co. Ltd.	238,000	137,636
#	Winbond Electronics Corp.	17,217,572	16,324,719
	Winmate, Inc.	28,000	82,275
#	Winstek Semiconductor Co. Ltd.	247,000	269,822
††	Wintek Corp.	20,783,484	256,426
#	Wisdom Marine Lines Co. Ltd.	1,137,364	2,677,107
	Wistron Corp.	17,191,343	18,067,243
	Wistron NeWeb Corp.	114,000	318,294
#	Wonderful Hi-Tech Co. Ltd.	62,311	51,526
	WPG Holdings Ltd.	9,633,284	17,996,131
	WT Microelectronics Co. Ltd.	2,452,751	5,541,795
	WUS Printed Circuit Co. Ltd.	857,668	875,798
	Xxentria Technology Materials Corp.	28,000	68,068
	Ya Horng Electronic Co. Ltd.	22,000	33,346
#	YC INOX Co. Ltd.	1,963,446	2,226,981
	YCC Parts Manufacturing Co. Ltd.	10,000	12,280
#	Yea Shin International Development Co. Ltd.	843,825	638,559
#	Yem Chio Co. Ltd.	2,558,746	1,399,449
	Yen Sun Technology Corp.	84,000	94,546
#	Yeong Guan Energy Technology Group Co. Ltd.	474,820	1,095,332
	YFC-Boneagle Electric Co. Ltd.	34,000	29,205
#	YFY, Inc.	7,005,847	8,076,605
#	Yi Jinn Industrial Co. Ltd.	1,140,142	709,026
*	Yieh Phui Enterprise Co. Ltd.	3,438,265	3,071,878
#	Young Fast Optoelectronics Co. Ltd.	488,000	530,674
#	Youngtek Electronics Corp.	795,047	2,420,555
	Yuanta Financial Holding Co. Ltd.	52,178,994	46,381,015
#	Yulon Motor Co. Ltd.	3,594,650	5,330,130
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	559,862
	YungShin Global Holding Corp.	107,000	167,485
	Yungtay Engineering Co. Ltd.	23,000	53,464
#	Zeng Hsing Industrial Co. Ltd.	67,000	367,594
#	Zenitron Corp.	940,000	974,269
#	Zero One Technology Co. Ltd.	604,000	1,002,776
#	Zhen Ding Technology Holding Ltd.	3,635,000	12,588,071
	Zhong Yang Technology Co. Ltd.	9,000	15,926
#	Zig Sheng Industrial Co. Ltd.	2,151,352	1,324,723
# *	Zinwell Corp.	701,000	497,193
	Zippy Technology Corp.	48,000	69,668
#	ZongTai Real Estate Development Co. Ltd.	912,159	1,273,031

TOTAL TAIWAN			2,235,753,597

THAILAND — (1.9%)
	AAPICO Hitech PCL	249,150	159,180
	AAPICO Hitech PCL	938,747	599,757
*	Ananda Development PCL	5,845,600	278,341
	AP Thailand PCL	16,307,230	4,349,250
	Bangchak Corp. PCL	6,810,700	5,644,368
*	Bangkok Airways PCL	4,493,000	1,570,671
	Bangkok Bank PCL	59,900	221,133
	Bangkok Bank PCL	1,450,853	5,356,121
	Bangkok Insurance PCL	215,128	1,808,806
	Bangkok Land PCL	71,881,596	2,382,875
	Bangkok Life Assurance PCL	1,110,200	995,358
*	Bangkok Ranch PCL	3,329,500	307,037
	Banpu PCL	28,014,733	9,624,590

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Berli Jucker PCL	1,518,800	$1,544,775
*	Better World Green PCL	4,257,100	105,201
	BG Container Glass PCL	161,900	55,134
	Cal-Comp Electronics Thailand PCL, Class F	16,886,256	1,333,293
	Charoen Pokphand Foods PCL	19,777,700	15,049,708
*	Country Group Development PCL	3,308,900	51,853
*	Country Group Holdings PCL	1,206,900	40,372
*	Demco PCL	133,400	19,538
	Eastern Water Resources Development & Management PCL, Class F	254,300	77,403
	GFPT PCL	3,664,400	1,281,008
	Global Green Chemicals PCL, Class F	312,400	118,624
	ICC International PCL	2,067,400	1,900,270
	Indorama Ventures PCL	1,385,300	1,753,412
	IRPC PCL	43,754,900	5,670,039
*	Italian-Thai Development PCL	21,811,100	1,538,099
	Kasikornbank PCL	843,501	3,584,228
*	Khon Kaen Sugar Industry PCL	10,656,207	1,239,598
	Kiatnakin Phatra Bank PCL	1,257,500	2,273,789
	Krung Thai Bank PCL	12,326,000	4,271,800
	Lalin Property PCL	204,200	57,231
	LH Financial Group PCL	11,902,046	527,266
	LPN Development PCL	8,159,602	1,224,586
*	MBK PCL	800,610	337,785
	Millcon Steel PCL	5,499,000	240,294
*	Nawarat Patanakarn PCL	3,182,100	100,692
	Origin Property PCL, Class F	568,500	193,598
	Polyplex Thailand PCL	1,919,025	1,411,112
*	Power Solution Technologies PCL, Class F	1,808,740	142,813
	Property Perfect PCL	42,170,700	584,601
	Pruksa Holding PCL	5,079,600	2,112,514
	PTT Exploration & Production PCL	7,046,400	24,951,465
	PTT Global Chemical PCL	6,817,141	12,891,602
	PTT PCL	54,395,500	63,112,386
	Quality Houses PCL	27,914,547	1,934,859
	Rojana Industrial Park PCL	5,071,073	1,054,484
	Saha Pathana Inter-Holding PCL	2,248,100	4,471,471
	Saha Pathanapibul PCL	1,052,533	1,911,101
	Sahakol Equipment PCL	1,782,300	131,057
	Saha-Union PCL	1,568,500	1,559,873
*	Samart Telcoms PCL	113,900	22,311
	Sansiri PCL	54,046,766	2,052,254
	SC Asset Corp. PCL	10,005,753	1,079,503
	Sena Development PCL	1,331,366	164,502
	Siam Cement PCL	208,800	2,485,527
	Siam City Cement PCL	39,000	199,216
	Siam Commercial Bank PCL	2,883,100	10,947,656
	Siamgas & Petrochemicals PCL	66,200	28,728
*	Singha Estate PCL	547,000	33,299
	Somboon Advance Technology PCL	2,077,000	1,283,161
	SPCG PCL	506,700	271,808
	Sri Trang Agro-Industry PCL	1,744,899	1,709,010
*	Srithai Superware PCL	11,102,100	468,408
*	STP & I PCL	5,380,400	706,955
	Supalai PCL	7,863,700	5,545,410
	Super Energy Corp. PCL	114,997,600	3,361,642
	Susco PCL	126,100	12,465
	Syntec Construction PCL	5,229,800	305,758
	Thai Oil PCL	4,176,200	7,016,444
	Thai Rayon PCL	58,700	90,661

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL	37,000	$196,806
	Thai Stanley Electric PCL, Class F	170,100	904,774
	Thai Wacoal PCL	81,200	97,883
	Thaicom PCL	4,075,500	1,338,746
	Thanachart Capital PCL	1,502,600	1,596,222
	Thitikorn PCL	1,125,800	301,955
	TMBThanachart Bank PCL	92,478,709	3,232,888
	TPI Polene PCL	38,994,640	2,009,518
	TPI Polene Power PCL	3,210,999	410,296
	True Corp. PCL	63,601,400	7,781,863
*	Unique Engineering & Construction PCL	777,000	156,887
	Univentures PCL	3,231,600	397,346
	Vinythai PCL	1,561,617	1,788,336

TOTAL THAILAND			252,154,659

TURKEY — (0.5%)
#	Akbank TAS	12,733,695	7,708,001
*	Albaraka Turk Katilim Bankasi AS	6,400,736	1,182,618
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	1,696,063
	Anadolu Efes Biracilik Ve Malt Sanayii AS	438,406	1,008,879
#	Arcelik AS	240,237	842,838
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	186,252	470,157
*	Cimsa Cimento Sanayi VE Ticaret AS	408,339	1,328,536
#	Dogan Sirketler Grubu Holding AS	2,253,127	628,406
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	635,312	397,488
	Enka Insaat ve Sanayi AS	4,716,199	5,445,747
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	830,413
*	GSD Holding AS	2,389,068	648,843
	KOC Holding AS	2,486,011	6,061,276
*	Koza Anadolu Metal Madencilik Isletmeleri AS	129,888	226,592
# *	Sekerbank Turk AS	3,153,463	330,067
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	451,739	418,566
*	Turk Hava Yollari AO	3,733,594	5,690,184
#	Turkiye Garanti Bankasi AS	13,334,670	13,655,486
# *	Turkiye Halk Bankasi AS	1,972,856	909,077
#	Turkiye Is Bankasi AS, Class C	9,142,747	5,363,476
#	Turkiye Sinai Kalkinma Bankasi AS	8,645,187	1,169,007
	Turkiye Sise ve Cam Fabrikalari AS	4,915,697	4,421,796
# *	Turkiye Vakiflar Bankasi TAO, Class D	5,849,551	2,090,675
	Ulker Biskuvi Sanayi AS	412,887	867,463
#	Vestel Elektronik Sanayi ve Ticaret AS	297,357	790,790
#	Yapi ve Kredi Bankasi AS	16,738,183	4,754,891

TOTAL TURKEY			68,937,335

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	6,998,773	15,829,642
	Abu Dhabi National Insurance Co. PSC	10,000	15,214
*	Ajman Bank PJSC	110,591	21,008
	Aldar Properties PJSC	9,554,812	10,513,077
*	Amanat Holdings PJSC	1,490,558	458,290
*	DAMAC Properties Dubai Co. PJSC	2,169,630	739,867
	Dana Gas PJSC	3,526,389	992,949
*	Deyaar Development PJSC	9,632,024	780,561
*	Dubai Financial Market PJSC	1,950,844	541,839
	Dubai Investments PJSC	2,833,956	1,314,578
*	Emaar Development PJSC	1,946,738	2,076,867
*	Emaar Malls PJSC	292,209	159,498
	Emaar Properties PJSC	11,964,633	13,098,041

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	UNITED ARAB EMIRATES — (Continued)
	Emirates NBD Bank PJSC	637,271	$2,424,894
*	Eshraq Investments PJSC	4,699,658	413,593
	Islamic Arab Insurance Co.	229,899	46,990
*	Manazel PJSC	3,078,974	461,458
*	RAK Properties PJSC	4,853,881	969,703
	Ras Al Khaimah Ceramics	178,681	133,674
	SHUAA Capital PSC	61,321	11,182
*	Union Properties PJSC	3,928,839	281,647

	TOTAL UNITED ARAB EMIRATES		51,284,572

	UNITED KINGDOM — (0.0%)
*	Bytes Technology Group PLC	50,304	365,499

	TOTAL COMMON STOCKS		13,342,558,531

	PREFERRED STOCKS — (0.5%)
	BRAZIL — (0.5%)
	Banco ABC Brasil SA	560,876	1,509,569
Ω	Banco BMG SA	35,800	19,347
	Banco Bradesco SA	7,213,076	25,433,256
	Banco do Estado do Rio Grande do Sul SA Class B	1,331,245	2,568,705
	Cia Ferro Ligas da Bahia - FERBASA	330,538	2,776,055
	Eucatex SA Industria e Comercio	262,828	370,692
	Gerdau SA	368,620	1,756,951
	Grazziotin SA	6,400	51,211
	Marcopolo SA	2,532,543	1,162,211
	Petroleo Brasileiro SA	3,992,173	19,275,437
	Schulz SA	208,260	304,431
	Unipar Carbocloro SA Class B	207,349	2,743,315
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,309,071	3,073,318

	TOTAL BRAZIL		61,044,498

	COLOMBIA — (0.0%)
	Grupo Argos SA	374,078	854,301
	Grupo de Inversiones Suramericana SA	861,705	4,322,558

	TOTAL COLOMBIA		5,176,859

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	763,348

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	4,576	622,023

	TOTAL PREFERRED STOCKS		67,606,728

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Ultrapar Participacoes SA Rights 11/03/21	65,305	0

	CHILE — (0.0%)
*	Itau CorpBanca Chile SA Rights 11/02/21	1	0

	TAIWAN — (0.0%)
*	Eva Airways Corp. Rights Exp 10/01/21	239,420	0
*	Ta Ya Electric Wire & Cable Rights 11/10/21	99,944	13,477

	TOTAL TAIWAN		13,477

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (0.0%)
*	Banpu PCL 10/01/22	6,911,516	$1,072,683
*	Banpu PCL 10/01/23	5,647,083	575,217
*	MBK PCL Warrants 10/27/22	32,025	10,616
*	Samart Telcoms PCL Rights 05/17/24	18,983	853

TOTAL THAILAND			1,659,369

TOTAL RIGHTS/WARRANTS			1,672,846

TOTAL INVESTMENT SECURITIES (Cost $10,418,045,683)			13,411,838,105

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	19,568,415	226,406,566

TOTAL INVESTMENTS — (100.0%) (Cost $10,644,400,920)			$13,638,244,671

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
ST	Special Tax
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2021, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/17/21	$41,972,669	$41,015,000	$(957,669)
S&P 500® Emini Index	441	12/17/21	99,955,617	101,363,850	1,408,233

Total Futures Contracts			$141,928,286	$142,378,850	$450,564

Summary of the Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$462,743,898	—	—	$462,743,898
Chile	6,785,587	$63,837,563	—	70,623,150
China	342,832,593	3,793,625,614	$37,493,836	4,173,952,043
Colombia	11,699,835	—	—	11,699,835
Czech Republic	—	20,436,623	—	20,436,623
Greece	—	33,803,657	—	33,803,657
Hong Kong	5,675,428	17,004,977	79,933	22,760,338

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Hungary	—	$33,993,976	—	$33,993,976
India	$106,915,810	1,765,125,436	$35,107	1,872,076,353
Indonesia	—	208,895,122	846,264	209,741,386
Malaysia	—	250,498,909	620	250,499,529
Mexico	298,694,923	7,828,918	—	306,523,841
Philippines	—	127,678,949	14,293	127,693,242
Poland	—	115,707,174	—	115,707,174
Qatar	—	40,558,271	—	40,558,271
Russia	23,870,525	216,794,779	—	240,665,304
Saudi Arabia	—	392,053,737	—	392,053,737
South Africa	57,637,480	478,642,119	—	536,279,599
South Korea	241,252,129	1,570,035,853	962,931	1,812,250,913
Taiwan	27,564,991	2,207,844,782	343,824	2,235,753,597
Thailand	252,154,659	—	—	252,154,659
Turkey	—	68,937,335	—	68,937,335
United Arab Emirates	—	51,284,572	—	51,284,572
United Kingdom	—	365,499	—	365,499
Preferred Stocks
Brazil	61,025,151	19,347	—	61,044,498
Colombia	5,176,859	—	—	5,176,859
Philippines	—	763,348	—	763,348
South Korea	—	622,023	—	622,023
Rights/Warrants
Taiwan	—	13,477	—	13,477
Thailand	—	1,659,369	—	1,659,369
Securities Lending Collateral	—	226,406,566	—	226,406,566
Futures Contracts**	450,564	—	—	450,564

TOTAL	$1,904,480,432	$11,694,437,995	$39,776,808^	$13,638,695,235

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (97.7%)
COMMUNICATION SERVICES — (7.8%)
	Activision Blizzard, Inc.	17,131	$1,339,473
*	Alphabet, Inc., Class A	7,127	21,102,477
*	Alphabet, Inc., Class C	6,872	20,378,297
*	Altice USA, Inc., Class A	16,481	268,640
*	AMC Networks, Inc., Class A	5,887	234,244
*	Angi, Inc.	3,624	45,409
*	Anterix, Inc.	1,929	123,649
	AT&T, Inc.	266,680	6,736,337
	ATN International, Inc.	3,463	141,221
*	Ballantyne Strong, Inc.	2,726	8,205
*	Bandwidth, Inc., Class A	1,100	93,808
*	Beasley Broadcast Group, Inc., Class A	7,857	18,464
#*	Boston Omaha Corp., Class A	2,533	89,795
	Cable One, Inc.	652	1,115,709
*	Cargurus, Inc.	7,733	259,365
*	Cars.com, Inc.	8,924	116,190
*	Charter Communications, Inc., Class A	5,848	3,946,757
#*	Cinemark Holdings, Inc.	6,666	125,321
	Cogent Communications Holdings, Inc.	4,641	355,454
	Comcast Corp., Class A	157,949	8,123,317
*	comScore, Inc.	10,011	39,143
*	Consolidated Communications Holdings, Inc.	11,459	84,797
*	Cumulus Media, Inc., Class A	633	7,862
*	Daily Journal Corp.	107	36,725
	DallasNews Corp.	4,771	33,111
*	DHI Group, Inc.	18,567	87,265
#*	Discovery, Inc., Class A	12,310	288,546
*	Discovery, Inc., Class C	24,858	560,796
*	DISH Network Corp., Class A	22,673	931,180
*	EchoStar Corp., Class A	8,530	200,114
	Electronic Arts, Inc.	7,537	1,057,064
*	Entercom Communications Corp.	7,476	24,147
	Entravision Communications Corp., Class A	4,905	39,093
*	Eventbrite, Inc., Class A	1,632	33,032
	EW Scripps Co., Class A	9,868	183,545
*	Facebook, Inc., Class A	56,045	18,134,481
#*	Fluent, Inc.	3,691	8,785
	Fox Corp., Class A	24,305	965,881
	Fox Corp., Class B	17,676	653,305
*	Gaia, Inc.	1,300	12,610
*	Gannett Co., Inc.	11,700	67,860
	Gray Television, Inc.	14,857	348,248
*	Hemisphere Media Group, Inc.	1,613	17,824
*	IDT Corp., Class B	2,600	125,762
*	iHeartMedia, Inc., Class A	12,939	250,758
*	IMAX Corp.	8,607	162,242
	Interpublic Group of Cos., Inc.	46,927	1,716,120
*	Iridium Communications, Inc.	19,103	774,627
	John Wiley & Sons, Inc., Class A	7,363	398,854
	John Wiley & Sons, Inc., Class B	312	16,882
*	Lee Enterprises, Inc.	1,083	22,689
*	Liberty Broadband Corp., Class A	1,324	212,859
*	Liberty Broadband Corp., Class C	8,720	1,416,564
*	Liberty Latin America Ltd., Class A	9,637	115,837
*	Liberty Latin America Ltd., Class C	28,102	338,067

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Liberty Media Corp.-Liberty Braves, Class A	363	$11,097
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	123,249
*	Liberty Media Corp.-Liberty Formula One, Class A	2,870	149,670
*	Liberty Media Corp.-Liberty Formula One, Class C	20,664	1,153,051
*	Liberty Media Corp.-Liberty SiriusXM, Class A	5,298	263,734
*	Liberty Media Corp.-Liberty SiriusXM, Class C	13,450	663,354
*	Liberty TripAdvisor Holdings, Inc., Class A	4,069	12,573
*	Lions Gate Entertainment Corp., Class A	7,860	101,787
*	Lions Gate Entertainment Corp., Class B	16,906	191,376
*	Live Nation Entertainment, Inc.	9,226	933,210
#	Loral Space & Communications, Inc.	2,140	106,615
	Lumen Technologies, Inc.	105,909	1,256,081
#*	Madison Square Garden Entertainment Corp.	2,700	190,269
*	Marchex, Inc., Class B	3,200	10,496
#*	Marcus Corp.	1,500	27,855
*	Match Group, Inc.	9,505	1,433,164
»††	Media General, Inc.	13,638	769
*	Meredith Corp.	1,681	97,901
	National CineMedia, Inc.	3,742	11,900
*	Netflix, Inc.	5,429	3,747,693
	New York Times Co., Class A	12,471	680,792
	News Corp., Class A	23,014	527,021
	News Corp., Class B	13,214	298,108
»††	NewStar Financial, Inc.	6,871	698
	Nexstar Media Group, Inc., Class A	6,119	917,422
	Omnicom Group, Inc.	22,424	1,526,626
*	Ooma, Inc.	2,349	54,262
*	Pinterest, Inc., Class A	553	24,686
*	QuinStreet, Inc.	6,390	89,460
*	Reading International, Inc., Class A	4,944	23,682
*	Roku, Inc.	499	152,145
	Scholastic Corp.	5,012	181,384
#*	Sciplay Corp., Class A	1,500	30,315
	Shenandoah Telecommunications Co.	9,059	250,391
#	Sirius XM Holdings, Inc.	61,965	377,367
*	Snap, Inc., Class A	4,096	215,368
	Spok Holdings, Inc.	2,587	26,620
*	Spotify Technology SA	648	187,531
*	Take-Two Interactive Software, Inc.	6,254	1,131,974
*	TechTarget, Inc.	3,207	302,452
	TEGNA, Inc.	34,128	670,956
	Telephone & Data Systems, Inc.	17,703	331,754
*	T-Mobile U.S., Inc.	26,056	2,997,222
*	Townsquare Media, Inc., Class A	1,300	17,316
*	Travelzoo	2,000	20,520
*	TripAdvisor, Inc.	9,219	303,950
*	TrueCar, Inc.	5,050	21,159
*	Twitter, Inc.	7,989	427,731
*	U.S. Cellular Corp.	6,507	198,919
	Verizon Communications, Inc.	218,300	11,567,717
#	ViacomCBS, Inc., Class A	1,096	42,667
	ViacomCBS, Inc., Class B	38,481	1,393,782
*	Walt Disney Co.	31,507	5,326,888
	Warner Music Group Corp., Class A	3,624	179,352
#	World Wrestling Entertainment, Inc., Class A	5,446	332,696
*	Yelp, Inc.	9,440	364,667
#*	Zedge, Inc., Class B	300	3,459
*	Ziff Davis, Inc.	7,345	942,143
*	Zillow Group, Inc., Class A	3,209	339,255

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Zillow Group, Inc., Class C	7,871	$815,672
*	Zynga, Inc., Class A	85,388	630,163

TOTAL COMMUNICATION SERVICES			138,400,943

CONSUMER DISCRETIONARY — (14.2%)
*	1-800-Flowers.com, Inc., Class A	5,186	166,574
#*	2U, Inc.	6,939	204,978
	Aaron’s Co., Inc.	4,332	101,325
*	Abercrombie & Fitch Co., Class A	10,546	416,989
	Acushnet Holdings Corp.	10,245	521,880
*	Adient PLC	12,647	526,368
*	Adtalem Global Education, Inc.	9,323	344,298
	Advance Auto Parts, Inc.	5,549	1,251,411
*	Amazon.com, Inc.	16,083	54,238,792
*	American Axle & Manufacturing Holdings, Inc.	4,246	38,554
#	American Eagle Outfitters, Inc.	29,650	703,891
*	American Outdoor Brands, Inc.	1,000	22,780
*	American Public Education, Inc.	1,104	27,589
*	America’s Car-Mart, Inc.	1,100	131,439
*	Aptiv PLC	10,454	1,807,392
	Aramark	21,930	800,006
*	Ark Restaurants Corp.	120	1,920
*	Asbury Automotive Group, Inc.	3,077	602,200
	Autoliv, Inc.	13,399	1,297,693
*	AutoNation, Inc.	13,704	1,659,829
*	AutoZone, Inc.	902	1,609,926
*	Barnes & Noble Education, Inc.	189	1,962
	Bassett Furniture Industries, Inc.	1,200	20,268
	Bath & Body Works, Inc.	5,861	404,937
*	BBQ Holdings, Inc.	1,022	13,490
*	Beazer Homes USA, Inc.	4,142	75,012
#*	Bed Bath & Beyond, Inc.	10,472	147,027
	Best Buy Co., Inc.	25,955	3,172,739
	Big Lots, Inc.	6,301	278,819
#*	Bloomin’ Brands, Inc.	11,019	238,231
*	Bluegreen Vacations Holding Corp.	1,907	48,838
*	Booking Holdings, Inc.	152	367,959
*	Boot Barn Holdings, Inc.	4,393	459,025
	BorgWarner, Inc.	28,072	1,265,205
*	Bright Horizons Family Solutions, Inc.	3,408	565,728
*	Brinker International, Inc.	3,652	153,238
	Brunswick Corp.	11,366	1,058,061
	Buckle, Inc.	7,967	331,587
*	Build-A-Bear Workshop, Inc.	1,000	15,680
*	Burlington Stores, Inc.	3,022	834,948
	Caleres, Inc.	5,590	128,905
*	Callaway Golf Co.	12,039	325,655
#	Camping World Holdings, Inc., Class A	4,673	174,069
*	Capri Holdings Ltd.	14,895	793,010
*	CarMax, Inc.	11,811	1,617,162
#*	Carnival Corp.	37,747	836,474
#*	CarParts.com, Inc.	3,375	51,401
	Carriage Services, Inc.	2,352	121,010
	Carrols Restaurant Group, Inc.	7,099	26,053
	Carter’s, Inc.	6,367	627,277
#*	Carvana Co.	274	83,071
	Cato Corp., Class A	3,700	65,231
*	Cavco Industries, Inc.	1,219	293,023
	Century Communities, Inc.	5,591	374,932

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Charles & Colvard Ltd.	4,976	$15,028
*	Cheesecake Factory, Inc.	5,226	212,385
*	Chegg, Inc.	4,035	239,840
#*	Chewy, Inc., Class A	3,547	268,863
*	Chico’s FAS, Inc.	23,800	129,948
*	Children’s Place, Inc.	1,931	160,061
*	Chipotle Mexican Grill, Inc.	606	1,078,092
	Choice Hotels International, Inc.	3,662	514,950
*	Citi Trends, Inc.	2,312	178,856
	Columbia Sportswear Co.	7,163	743,806
*	Conn’s, Inc.	4,758	105,961
*	Container Store Group, Inc.	6,390	70,673
»††	Contra Zagg, Inc.	4,298	387
	Cracker Barrel Old Country Store, Inc.	3,493	465,163
*	Crocs, Inc.	8,413	1,358,279
	Crown Crafts, Inc.	1,422	10,523
	Culp, Inc.	1,771	23,430
	Dana, Inc.	22,857	507,197
	Darden Restaurants, Inc.	7,416	1,068,942
*	Dave & Buster’s Entertainment, Inc.	4,984	185,056
*	Deckers Outdoor Corp.	4,029	1,592,704
	Del Taco Restaurants, Inc.	5,595	46,662
*	Delta Apparel, Inc.	600	16,110
*	Denny’s Corp.	5,995	95,321
#*	Designer Brands, Inc., Class A	4,792	64,836
#	Dick’s Sporting Goods, Inc.	10,157	1,261,601
	Dillard’s, Inc., Class A	2,850	658,749
*	Dine Brands Global, Inc.	865	73,101
#*	Dixie Group, Inc.	9,307	42,719
	Dollar General Corp.	11,746	2,601,974
*	Dollar Tree, Inc.	15,811	1,703,793
	Domino’s Pizza, Inc.	1,500	733,455
*	Dorman Products, Inc.	4,567	476,703
	Dover Motorsports, Inc.	700	1,582
	DR Horton, Inc.	29,308	2,616,325
	eBay, Inc.	44,123	3,385,117
	Educational Development Corp.	308	3,009
*	El Pollo Loco Holdings, Inc.	4,262	62,651
#*	Envela Corp.	5,655	24,712
	Escalade, Inc.	1,450	27,130
	Ethan Allen Interiors, Inc.	4,083	94,766
*	Etsy, Inc.	7,486	1,876,665
*	Expedia Group, Inc.	1,045	171,808
*	Fiesta Restaurant Group, Inc.	1,467	15,462
*	Five Below, Inc.	5,004	987,289
	Flexsteel Industries, Inc.	1,153	32,284
*	Floor & Decor Holdings, Inc., Class A	9,443	1,283,493
	Foot Locker, Inc.	15,240	726,491
*	Ford Motor Co.	135,804	2,319,532
*	Fossil Group, Inc.	7,394	87,397
*	Fox Factory Holding Corp.	3,452	555,599
	Franchise Group, Inc.	1,525	56,120
*	frontdoor, Inc.	7,821	291,567
*	Funko, Inc., Class A	3,500	57,365
#	Gap, Inc.	32,806	744,368
	Garmin Ltd.	9,066	1,301,878
*	General Motors Co.	61,027	3,321,700
*	Genesco, Inc.	3,112	188,556
	Gentex Corp.	34,681	1,227,361

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Gentherm, Inc.	4,760	$350,479
	Genuine Parts Co.	9,038	1,184,972
*	G-III Apparel Group Ltd.	6,928	198,556
#*	Good Times Restaurants, Inc.	4,704	22,673
*	Goodyear Tire & Rubber Co.	36,159	691,360
*	GoPro, Inc., Class A	8,423	72,522
	Graham Holdings Co., Class B	687	402,479
*	Grand Canyon Education, Inc.	6,048	482,026
*	Green Brick Partners, Inc.	5,861	152,679
	Group 1 Automotive, Inc.	3,118	560,616
	Guess?, Inc.	14,243	294,973
	H&R Block, Inc.	20,928	482,809
#	Hamilton Beach Brands Holding Co., Class A	1,000	15,000
	Hanesbrands, Inc.	48,867	832,694
	Harley-Davidson, Inc.	25,636	935,458
	Hasbro, Inc.	7,614	729,117
#	Haverty Furniture Cos., Inc.	4,379	125,677
#*	Helen of Troy Ltd.	3,202	720,290
	Hibbett, Inc.	2,831	219,233
*	Hilton Grand Vacations, Inc.	4,649	233,752
*	Hilton Worldwide Holdings, Inc.	10,164	1,463,108
	Home Depot, Inc.	36,334	13,506,801
	Hooker Furniture Corp.	1,478	37,260
*	Houghton Mifflin Harcourt Co.	13,674	194,034
*	Hyatt Hotels Corp., Class A	4,105	349,746
*	iMedia Brands, Inc.	5,195	31,586
	Installed Building Products, Inc.	4,932	626,611
#*	iRobot Corp.	3,767	314,243
	Jack in the Box, Inc.	2,513	248,661
	Jerash Holdings US, Inc.	1,557	10,198
	Johnson Outdoors, Inc., Class A	1,404	149,077
	KB Home	15,380	617,507
	Kohl’s Corp.	21,863	1,061,011
#	Kontoor Brands, Inc.	5,264	278,992
*	Lakeland Industries, Inc.	1,000	20,910
*	Lands’ End, Inc.	4,280	112,478
*	Laureate Education, Inc., Class A	13,798	238,981
	La-Z-Boy, Inc.	7,281	242,020
*	Lazydays Holdings, Inc.	1,319	27,818
	LCI Industries	3,843	536,637
	Lear Corp.	8,227	1,413,810
*	Legacy Housing Corp.	1,336	23,714
	Leggett & Platt, Inc.	18,744	878,156
	Lennar Corp., Class A	18,892	1,887,878
	Lennar Corp., Class B	1,637	134,365
#	Levi Strauss & Co., Class A	8,042	210,540
*	LGI Homes, Inc.	3,499	522,401
	Lifetime Brands, Inc.	1,597	27,085
*	Lincoln Educational Services Corp.	3,900	28,080
#*	Lindblad Expeditions Holdings, Inc.	1,196	17,880
*	Liquidity Services, Inc.	3,459	76,375
	Lithia Motors, Inc., Class A	3,529	1,126,527
*	Live Ventures, Inc.	401	12,780
*	LKQ Corp.	23,016	1,267,721
#*	Lovesac Co.	1,664	129,809
	Lowe’s Cos., Inc.	17,734	4,146,564
*	Lululemon Athletica, Inc.	5,186	2,416,728
*	Lumber Liquidators Holdings, Inc.	2,267	40,987
*	M/I Homes, Inc.	3,235	185,236

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Macy’s, Inc.	39,729	$1,051,627
#*	Malibu Boats, Inc., Class A	3,128	220,868
	Marine Products Corp.	5,029	63,717
*	MarineMax, Inc.	3,867	200,272
*	Marriott International, Inc., Class A	10,232	1,637,325
	Marriott Vacations Worldwide Corp.	4,685	736,576
*	MasterCraft Boat Holdings, Inc.	2,329	62,371
#*	Mattel, Inc.	37,461	817,024
	McDonald’s Corp.	9,488	2,329,778
	MDC Holdings, Inc.	11,761	576,054
*	Meritage Homes Corp.	5,126	557,247
*	Modine Manufacturing Co.	5,909	64,999
*	Mohawk Industries, Inc.	6,832	1,210,699
	Monro, Inc.	5,228	322,881
*	Motorcar Parts of America, Inc.	2,723	51,519
	Movado Group, Inc.	2,400	79,920
	Murphy USA, Inc.	4,942	805,299
	Nathan’s Famous, Inc.	600	37,500
#*	National Vision Holdings, Inc.	9,847	606,969
#*	Nautilus, Inc.	2,810	28,746
#*	Nephros, Inc.	900	7,056
	NIKE, Inc., Class B	53,181	8,896,650
*	Noodles & Co.	2,751	33,425
*	Nordstrom, Inc.	10,618	305,055
#*	Norwegian Cruise Line Holdings Ltd.	18,532	476,643
#*	Nova Lifestyle, Inc.	7,592	17,234
*	NVR, Inc.	372	1,820,866
*	ODP Corp.	8,195	354,844
#*	Ollie’s Bargain Outlet Holdings, Inc.	7,765	525,380
#*	OneSpaWorld Holdings Ltd.	1,038	11,210
*	O’Reilly Automotive, Inc.	3,845	2,392,820
	Oxford Industries, Inc.	2,746	254,609
	Papa John’s International, Inc.	2,782	345,191
#*	Party City Holdco, Inc.	6,428	46,732
	Patrick Industries, Inc.	3,766	293,409
#*	Peloton Interactive, Inc., Class A	3,135	286,664
	Penske Automotive Group, Inc.	9,488	1,006,202
*	Perdoceo Education Corp.	8,848	93,966
#	PetMed Express, Inc.	3,666	104,224
*	Planet Fitness, Inc., Class A	5,527	439,673
*	Playa Hotels & Resorts NV	11,615	98,844
#	Polaris, Inc.	7,671	881,781
	Pool Corp.	2,678	1,379,599
	PulteGroup, Inc.	36,046	1,733,092
#*	Purple Innovation, Inc.	4,327	83,511
*	PVH Corp.	7,338	802,264
*	Quotient Technology, Inc.	10,037	64,638
	Qurate Retail, Inc., Class A	39,480	412,171
	Ralph Lauren Corp.	3,683	468,367
#*	Red Robin Gourmet Burgers, Inc.	900	17,883
#*	Regis Corp.	5,136	13,867
	Rent-A-Center, Inc.	8,566	456,225
*	Revolve Group, Inc.	4,150	311,416
#*	RH	1,667	1,099,603
	Rocky Brands, Inc.	402	21,929
	Ross Stores, Inc.	25,601	2,898,033
*	Royal Caribbean Cruises Ltd.	11,636	982,428
*	Sally Beauty Holdings, Inc.	8,303	126,704
*	SeaWorld Entertainment, Inc.	9,635	611,823

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Service Corp. International	23,706	$1,623,624
*	Shake Shack, Inc., Class A	2,351	162,619
	Shoe Carnival, Inc.	4,460	151,060
	Shutterstock, Inc.	4,844	586,851
	Signet Jewelers Ltd.	8,025	715,670
*	Skechers USA, Inc., Class A	14,128	652,855
*	Skyline Champion Corp.	7,662	485,158
*	Sleep Number Corp.	2,862	252,829
#	Sonic Automotive, Inc., Class A	4,084	201,872
*	Sonos, Inc.	10,266	334,877
*	Sportsman’s Warehouse Holdings, Inc.	2,963	51,141
	Standard Motor Products, Inc.	3,872	185,469
	Starbucks Corp.	14,528	1,540,985
	Steven Madden Ltd.	10,477	472,513
#*	Stitch Fix, Inc., Class A	1,767	61,138
*	Stoneridge, Inc.	5,645	107,142
#	Strategic Education, Inc.	3,173	216,430
*	Strattec Security Corp.	200	6,934
*	Stride, Inc.	7,870	279,385
	Superior Group of Cos., Inc.	1,686	43,819
*	Sypris Solutions, Inc.	4,022	15,404
	Tapestry, Inc.	38,289	1,492,505
	Target Corp.	24,053	6,244,640
*	Taylor Morrison Home Corp.	21,330	651,205
	Tempur Sealy International, Inc.	23,044	1,024,767
*	Tenneco, Inc., Class A	4,660	61,838
*	Terminix Global Holdings, Inc.	14,400	582,912
*	Tesla, Inc.	5,130	5,714,820
	Texas Roadhouse, Inc.	6,726	597,336
#	Thor Industries, Inc.	7,247	738,904
	Tilly’s, Inc., Class A	1,998	27,732
	TJX Cos., Inc.	49,123	3,217,065
	Toll Brothers, Inc.	12,854	773,425
*	TopBuild Corp.	4,648	1,194,397
	Tractor Supply Co.	9,106	1,977,550
	Travel & Leisure Co.	8,926	485,039
*	TravelCenters of America, Inc.	1,298	69,975
*	Tri Pointe Homes, Inc.	20,623	498,870
#*	Tupperware Brands Corp.	1,750	38,920
*	Ulta Beauty, Inc.	5,831	2,142,076
#*	Under Armour, Inc., Class A	13,738	301,686
*	Under Armour, Inc., Class C	18,911	357,040
*	Unifi, Inc.	2,302	55,294
*	Universal Electronics, Inc.	2,569	105,791
*	Universal Technical Institute, Inc.	1,356	9,546
*	Urban Outfitters, Inc.	15,915	508,166
	Vail Resorts, Inc.	1,744	601,174
#*	Veoneer, Inc.	9,833	346,122
*	Vera Bradley, Inc.	4,815	47,235
	VF Corp.	20,415	1,487,845
*	Victoria’s Secret & Co.	1,953	98,568
#*	Vinco Ventures, Inc.	16,741	84,877
*	Visteon Corp.	3,676	416,050
*	VOXX International Corp.	2,097	23,717
#*	Wayfair, Inc., Class A	2,283	568,695
	Wendy’s Co.	29,829	665,187
	Weyco Group, Inc.	1,047	23,893
	Whirlpool Corp.	8,385	1,767,810
#	Williams-Sonoma, Inc.	10,952	2,034,115

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wingstop, Inc.	3,132	$540,176
	Winmark Corp.	400	93,128
#	Winnebago Industries, Inc.	5,225	353,680
	Wolverine World Wide, Inc.	11,074	367,325
#*	WW International, Inc.	1,243	21,578
	Wyndham Hotels & Resorts, Inc.	5,094	430,290
*	XPEL, Inc.	903	68,538
*	YETI Holdings, Inc.	7,494	736,885
	Yum! Brands, Inc.	6,060	757,136
*	Zumiez, Inc.	4,107	167,155

TOTAL CONSUMER DISCRETIONARY			253,290,811

CONSUMER STAPLES — (5.3%)
	Andersons, Inc.	5,770	196,526
	Archer-Daniels-Midland Co.	28,219	1,812,789
	B&G Foods, Inc.	10,036	295,460
*	BellRing Brands, Inc., Class A	2,672	71,663
*	BJ’s Wholesale Club Holdings, Inc.	13,934	814,303
	Bunge Ltd.	19,243	1,782,672
	Calavo Growers, Inc.	1,853	74,491
	Cal-Maine Foods, Inc.	6,197	223,464
	Campbell Soup Co.	28,895	1,154,355
	Casey’s General Stores, Inc.	5,340	1,022,824
#*	Celsius Holdings, Inc.	928	89,571
#*	Central Garden & Pet Co.	1,889	97,435
*	Central Garden & Pet Co., Class A	8,180	377,916
*	Chefs’ Warehouse, Inc.	5,711	199,143
	Clorox Co.	7,826	1,275,716
	Coca-Cola Co.	168,543	9,500,769
	Coca-Cola Consolidated, Inc.	1,254	503,356
*	Coffee Holding Co., Inc.	2,117	9,400
	Colgate-Palmolive Co.	20,323	1,548,409
	Conagra Brands, Inc.	35,332	1,137,690
	Costco Wholesale Corp.	18,798	9,239,969
*	Coty, Inc., Class A	78,283	663,840
*	Cyanotech Corp.	5,506	16,903
*	Darling Ingredients, Inc.	17,833	1,507,245
	Edgewell Personal Care Co.	6,362	222,606
*	elf Beauty, Inc.	7,804	252,147
	Energizer Holdings, Inc.	9,535	347,741
	Estee Lauder Cos., Inc., Class A	7,560	2,451,935
*	Farmer Bros Co.	792	5,980
	Flowers Foods, Inc.	30,395	752,276
	Fresh Del Monte Produce, Inc.	7,160	239,788
*	Freshpet, Inc.	1,334	207,984
	General Mills, Inc.	36,398	2,249,396
#*	Grocery Outlet Holding Corp.	10,828	240,273
#*	Hain Celestial Group, Inc.	13,180	591,387
*	Herbalife Nutrition Ltd.	9,000	417,600
#	Hormel Foods Corp.	23,828	1,008,401
*	Hostess Brands, Inc.	20,902	395,257
#	Ingles Markets, Inc., Class A	3,505	242,511
	Ingredion, Inc.	9,297	885,353
	Inter Parfums, Inc.	4,043	373,492
	J M Smucker Co.	8,671	1,065,319
	J&J Snack Foods Corp.	2,427	358,104
	John B. Sanfilippo & Son, Inc.	1,772	149,734
	Kellogg Co.	33,516	2,054,531
	Keurig Dr Pepper, Inc.	14,353	518,000

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kimberly-Clark Corp.	16,042	$2,077,279
	Kraft Heinz Co.	25,076	899,978
	Kroger Co.	82,614	3,306,212
	Lamb Weston Holdings, Inc.	12,729	718,552
	Lancaster Colony Corp.	3,757	638,690
*	Landec Corp.	3,686	35,828
*	Lifevantage Corp.	1,400	9,590
#*	Lifeway Foods, Inc.	2,012	10,945
	Limoneira Co.	1,403	22,630
	McCormick & Co., Inc.	12,410	995,654
	McCormick & Co., Inc.	180	14,623
	Medifast, Inc.	1,536	301,471
*	Monster Beverage Corp.	9,877	839,545
	National Beverage Corp.	9,265	522,546
*	Natural Alternatives International, Inc.	920	11,592
	Natural Grocers by Vitamin Cottage, Inc.	2,161	26,321
	Nature’s Sunshine Products, Inc.	1,300	20,527
	Nu Skin Enterprises, Inc., Class A	9,181	368,617
#	Ocean Bio-Chem, Inc.	1,697	17,326
	Oil-Dri Corp. of America	877	30,537
	PepsiCo, Inc.	62,829	10,153,166
*	Pilgrim’s Pride Corp.	17,841	502,403
*	Planet Green Holdings Corp.	1,720	2,632
*	Post Holdings, Inc.	9,291	942,851
	PriceSmart, Inc.	4,237	304,852
#*	Rite Aid Corp.	2,900	39,411
#*	S&W Seed Co.	2,800	12,012
	Sanderson Farms, Inc.	2,916	552,436
	Seaboard Corp.	109	419,652
*	Seneca Foods Corp., Class A	1,000	51,630
*	Seneca Foods Corp., Class B	301	15,441
*	Simply Good Foods Co.	13,307	527,623
	SpartanNash Co.	4,806	111,211
	Spectrum Brands Holdings, Inc.	7,132	668,625
#*	Sprouts Farmers Market, Inc.	18,120	401,177
»	Strongbridge LLC	6,381	893
#*	Summer Infant, Inc.	1,391	11,239
	Sysco Corp.	24,698	1,899,276
#	Tootsie Roll Industries, Inc.	3,519	111,376
*	TreeHouse Foods, Inc.	9,400	339,716
	Tyson Foods, Inc., Class A	22,012	1,760,300
*	U.S. Foods Holding Corp.	25,461	882,733
*	United Natural Foods, Inc.	9,090	394,415
	United-Guardian, Inc.	3,800	53,238
*	USANA Health Sciences, Inc.	3,684	357,569
	Village Super Market, Inc., Class A	770	17,148
	Walgreens Boots Alliance, Inc.	50,826	2,389,839
	Walmart, Inc.	68,027	10,164,594
#	WD-40 Co.	1,271	288,517
	Weis Markets, Inc.	4,404	247,989

TOTAL CONSUMER STAPLES			93,138,151

ENERGY — (1.5%)
	Adams Resources & Energy, Inc.	99	2,906
*	Alto Ingredients, Inc.	10,500	55,860
	Altus Midstream Co., Class A	330	20,401
#	Antero Midstream Corp.	56,106	596,968
	APA Corp.	5,795	151,887
	Archrock, Inc.	34,374	281,523

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Ardmore Shipping Corp.	4,312	$17,119
*	Aspen Aerogels, Inc.	2,657	144,700
	Baker Hughes Co.	32,031	803,337
	Brigham Minerals, Inc., Class A	2,277	52,781
*	Bristow Group, Inc.	400	13,840
	Cactus, Inc., Class A	5,464	237,684
#*	Centrus Energy Corp., Class A	420	23,801
*	ChampionX Corp.	26,310	690,111
*	Cheniere Energy, Inc.	10,094	1,043,720
#*	Clean Energy Fuels Corp.	31,215	287,802
	Core Laboratories NV	7,242	188,364
#	CVR Energy, Inc.	12,089	231,746
*	Dawson Geophysical Co.	22,920	53,174
*	Delek U.S. Holdings, Inc.	13,903	270,413
	DHT Holdings, Inc.	30,018	195,417
#*	DMC Global, Inc.	2,624	109,631
	Dorian LPG Ltd.	8,692	105,347
*	Dril-Quip, Inc.	4,462	105,125
*	Earthstone Energy, Inc., Class A	3,814	38,712
	EnLink Midstream LLC	59,536	467,358
*	Epsilon Energy Ltd.	14,303	77,665
	Equitrans Midstream Corp.	67,212	692,956
	Evolution Petroleum Corp.	4,751	28,221
*	Expro Group Holdings NV	11,912	204,291
*	Exterran Corp.	731	3,129
*	Geospace Technologies Corp.	900	8,559
*	Goodrich Petroleum Corp.	3,153	64,384
*	Green Plains, Inc.	6,080	230,736
*	Gulf Island Fabrication, Inc.	11,379	44,833
	Halliburton Co.	44,347	1,108,232
*	Helix Energy Solutions Group, Inc.	21,367	80,767
	Helmerich & Payne, Inc.	13,850	429,904
	HollyFrontier Corp.	20,484	692,359
	International Seaways, Inc.	5,977	104,896
	Kinder Morgan, Inc.	84,283	1,411,740
*	Liberty Oilfield Services, Inc., Class A	22,659	292,754
	Marathon Petroleum Corp.	33,181	2,187,623
*	Mexco Energy Corp.	1,500	17,955
*	Nabors Industries Ltd.	554	56,785
*	Natural Gas Services Group, Inc.	200	2,274
*	NCS Multistage Holdings, Inc.	500	14,975
*	Newpark Resources, Inc.	5,878	19,985
*	NexTier Oilfield Solutions, Inc.	29,571	131,887
#	Nordic American Tankers Ltd.	15,905	37,377
*	NOV, Inc.	51,357	720,025
*	Oceaneering International, Inc.	13,744	186,918
*	Oil States International, Inc.	9,683	58,679
	ONEOK, Inc.	24,576	1,563,525
*	Overseas Shipholding Group, Inc., Class A	7,143	14,215
*	Par Pacific Holdings, Inc.	7,179	110,987
	Patterson-UTI Energy, Inc.	18,100	154,936
*	PBF Energy, Inc., Class A	7,200	105,192
	Phillips 66	20,069	1,500,760
#	PHX Minerals, Inc.	8,160	24,806
	Pioneer Natural Resources Co.	5,626	1,051,950
*	ProPetro Holding Corp.	24,749	237,343
*	Renewable Energy Group, Inc.	4,824	308,736
*	REX American Resources Corp.	885	77,836
*	RPC, Inc.	12,300	66,297

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	SandRidge Energy, Inc.	11,030	$141,184
	Schlumberger NV	52,811	1,703,683
*	Select Energy Services, Inc., Class A	10,598	63,694
	SFL Corp. Ltd.	18,800	148,708
*	SilverBow Resources, Inc.	1,600	44,160
	Targa Resources Corp.	30,556	1,670,497
*	Technip Energies NV, ADR	4,397	67,362
*	TechnipFMC PLC	45,025	331,834
*	Teekay Tankers Ltd., Class A	1,612	22,375
*	TETRA Technologies, Inc.	9,232	29,819
	Texas Pacific Land Corp.	300	382,101
*	Tidewater, Inc.	3,503	42,491
*	TOP Ships, Inc.	11,220	14,867
#*	Transocean Ltd.	17,734	62,601
*	U.S. Silica Holdings, Inc.	10,515	101,785
#*	Uranium Energy Corp.	25,462	94,719
	Valero Energy Corp.	16,726	1,293,422
*	Weatherford International PLC	1,750	50,855
*	Whiting Petroleum Corp.	3,010	196,041
	World Fuel Services Corp.	9,771	298,309

TOTAL ENERGY			27,076,726

FINANCIALS — (16.3%)
	1st Constitution Bancorp	749	17,811
	1st Source Corp.	4,346	209,825
	ACNB Corp.	304	8,425
	Affiliated Managers Group, Inc.	4,945	830,167
	Aflac, Inc.	32,940	1,767,890
	Alerus Financial Corp.	869	27,287
*	Alleghany Corp.	905	589,499
	Allegiance Bancshares, Inc.	2,498	97,847
	Allstate Corp.	24,949	3,085,443
	Ally Financial, Inc.	34,337	1,639,248
	A-Mark Precious Metals, Inc.	1,195	89,613
*	Ambac Financial Group, Inc.	2,654	44,879
#*	Amerant Bancorp, Inc.	767	20,364
*	Amerant Bancorp, Inc., Class B	1,200	29,832
	American Equity Investment Life Holding Co.	15,947	508,231
	American Express Co.	34,168	5,937,715
	American Financial Group, Inc.	9,291	1,263,948
	American International Group, Inc.	26,149	1,545,144
	American National Bankshares, Inc.	1,300	48,230
	American National Group, Inc.	3,670	696,236
	Ameriprise Financial, Inc.	6,834	2,064,756
	Ameris Bancorp	12,295	644,135
	AMERISAFE, Inc.	2,385	141,407
	AmeriServ Financial, Inc.	300	1,197
	Ames National Corp.	500	12,360
	Aon PLC, Class A	13,054	4,176,236
#	Apollo Global Management, Inc.	831	63,945
*	Arch Capital Group Ltd.	25,790	1,078,538
	Ares Management Corp., Class A	4,818	408,277
	Argo Group International Holdings Ltd.	5,421	298,697
	Arrow Financial Corp.	2,434	87,259
	Arthur J Gallagher & Co.	9,965	1,670,832
	Artisan Partners Asset Management, Inc., Class A	8,057	399,144
*	AssetMark Financial Holdings, Inc.	4,542	116,457
	Associated Banc-Corp.	24,485	545,526
	Assurant, Inc.	6,257	1,009,317

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Assured Guaranty Ltd.	13,634	$757,778
*	Athene Holding Ltd., Class A	20,826	1,812,070
*	Atlantic Capital Bancshares, Inc.	4,182	115,047
	Atlantic Union Bankshares Corp.	12,908	463,010
*	Atlanticus Holdings Corp.	1,700	131,733
	Axis Capital Holdings Ltd.	14,024	730,230
*	Axos Financial, Inc.	10,344	548,232
	Banc of California, Inc.	11,134	226,354
	BancFirst Corp.	5,329	346,438
*	Bancorp, Inc.	11,054	337,700
	Bank of America Corp.	191,203	9,135,679
	Bank of Hawaii Corp.	6,432	543,504
	Bank of Marin Bancorp	2,687	102,402
	Bank of New York Mellon Corp.	22,549	1,334,901
	Bank of NT Butterfield & Son Ltd.	8,767	314,735
	Bank of Princeton	613	18,562
#	Bank of South Carolina Corp.	502	10,045
	Bank OZK	22,160	989,887
#	Bank7 Corp.	1,736	47,046
	BankFinancial Corp.	2,924	33,304
	BankUnited, Inc.	15,112	612,943
	Bankwell Financial Group, Inc.	700	20,790
	Banner Corp.	5,895	340,495
	Bar Harbor Bankshares	1,390	41,283
*	Baycom Corp.	742	14,016
	BCB Bancorp, Inc.	1,443	21,818
	Berkshire Hills Bancorp, Inc.	5,404	146,719
	BGC Partners, Inc., Class A	49,135	263,855
	BlackRock, Inc.	4,093	3,861,582
	Blackstone, Inc.	9,750	1,349,595
*	Blucora, Inc.	5,883	97,187
	BOK Financial Corp.	7,615	770,410
*	Bridgewater Bancshares, Inc.	3,552	64,256
*	Brighthouse Financial, Inc.	14,263	716,430
	BrightSphere Investment Group, Inc.	12,156	364,437
	Brookline Bancorp, Inc.	14,704	235,999
	Brown & Brown, Inc.	17,074	1,077,540
#*	BRP Group, Inc., Class A	1,306	47,669
	Bryn Mawr Bank Corp.	3,259	151,022
	Business First Bancshares, Inc.	1,865	49,758
	Byline Bancorp, Inc.	5,176	133,334
	C&F Financial Corp.	500	25,585
	Cadence Bank	26,206	760,513
	Cambridge Bancorp	1,106	101,542
	Camden National Corp.	3,149	149,892
*	Cannae Holdings, Inc.	14,199	484,186
	Capital Bancorp, Inc.	758	19,291
	Capital City Bank Group, Inc.	2,300	61,801
	Capital One Financial Corp.	16,654	2,515,254
	Capitol Federal Financial, Inc.	25,612	310,674
	Capstar Financial Holdings, Inc.	2,712	59,583
	Cathay General Bancorp	13,592	573,446
	Cboe Global Markets, Inc.	11,239	1,482,874
	CBTX, Inc.	4,682	127,350
	Central Pacific Financial Corp.	4,075	112,022
	Central Valley Community Bancorp	1,231	26,257
	Century Bancorp, Inc., Class A	292	33,624
#	CF Bankshares, Inc.	840	16,884
	Charles Schwab Corp.	27,484	2,254,513

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	400	$18,500
	Chubb Ltd.	13,371	2,612,426
	Cincinnati Financial Corp.	9,133	1,109,112
	CIT Group, Inc.	10,425	516,350
	Citigroup, Inc.	67,420	4,662,767
	Citizens & Northern Corp.	1,891	48,239
	Citizens Community Bancorp, Inc.	816	11,098
	Citizens Financial Group, Inc.	23,501	1,113,477
	Citizens Holding Co.	160	2,882
#*	Citizens, Inc.	3,580	23,055
	City Holding Co.	2,529	201,258
	Civista Bancshares, Inc.	1,487	35,777
	CME Group, Inc.	6,500	1,433,575
	CNA Financial Corp.	4,382	196,577
	CNB Financial Corp.	2,238	57,449
	CNO Financial Group, Inc.	13,279	320,555
*	Coastal Financial Corp.	600	22,830
	Codorus Valley Bancorp, Inc.	633	13,856
#	Cohen & Co., Inc.	400	8,408
	Cohen & Steers, Inc.	6,215	589,741
	Colony Bankcorp, Inc.	838	15,754
	Columbia Banking System, Inc.	13,319	454,577
*	Columbia Financial, Inc.	16,862	313,970
	Comerica, Inc.	12,656	1,076,899
	Commerce Bancshares, Inc.	12,789	901,752
	Community Bank System, Inc.	8,896	637,576
	Community Bankers Trust Corp.	100	1,166
	Community Financial Corp.	300	11,436
	Community Trust Bancorp, Inc.	2,916	127,371
#	Community West Bancshares	700	9,170
	ConnectOne Bancorp, Inc.	5,084	171,483
#*	Consumer Portfolio Services, Inc.	4,008	26,172
	Cowen, Inc., Class A	4,405	166,201
	Crawford & Co., Class A	2,549	22,023
	Crawford & Co., Class B	3,450	28,497
#*	Credit Acceptance Corp.	2,294	1,372,294
*	CrossFirst Bankshares, Inc.	901	12,821
	Cullen/Frost Bankers, Inc.	7,024	909,608
	Curo Group Holdings Corp.	8,089	138,969
*	Customers Bancorp, Inc.	5,789	308,496
	CVB Financial Corp.	23,736	475,195
	Diamond Hill Investment Group, Inc.	832	180,428
	Dime Community Bancshares, Inc.	8,479	302,531
	Discover Financial Services	22,382	2,536,328
	Donegal Group, Inc., Class A	3,167	45,130
*	Donnelley Financial Solutions, Inc.	7,548	289,239
	Eagle Bancorp Montana, Inc.	758	17,055
	Eagle Bancorp, Inc.	5,217	295,230
	East West Bancorp, Inc.	16,796	1,334,946
#*	eHealth, Inc.	2,510	111,318
#*	Elevate Credit, Inc.	5,045	17,304
	Elmira Savings Bank	785	17,867
	Employers Holdings, Inc.	6,414	247,580
#*	Encore Capital Group, Inc.	4,540	245,251
*	Enova International, Inc.	6,877	223,090
*	Enstar Group Ltd.	2,148	495,715
	Enterprise Bancorp, Inc.	1,259	46,772
	Enterprise Financial Services Corp.	4,245	199,600
	Equitable Holdings, Inc.	35,858	1,201,243

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	2,425	$81,140
#	Erie Indemnity Co., Class A	3,370	693,580
*	Esquire Financial Holdings, Inc.	449	14,359
	ESSA Bancorp, Inc.	1,600	26,000
	Essent Group Ltd.	16,067	771,216
	Evans Bancorp, Inc.	622	24,849
	Evercore, Inc., Class A	6,474	983,012
	Everest Re Group Ltd.	2,971	776,916
*	EZCORP, Inc., Class A	8,301	61,925
	FactSet Research Systems, Inc.	3,595	1,595,785
#	Farmers & Merchants Bancorp, Inc.	978	24,822
	Farmers National Banc Corp.	4,026	71,743
	FB Financial Corp.	7,432	336,893
	Federal Agricultural Mortgage Corp., Class C	1,582	199,474
	Federated Hermes, Inc.	15,549	517,937
*	FG Financial Group, Inc.	1,723	6,651
	Fidelity National Financial, Inc.	34,155	1,636,366
	Fifth Third Bancorp	39,315	1,711,382
	Financial Institutions, Inc.	2,921	93,238
	First American Financial Corp.	15,228	1,113,776
	First BanCorp	38,738	528,774
	First BanCorp	5,859	283,693
	First Bancorp, Inc.	1,481	43,941
	First Bancshares, Inc.	2,421	97,445
	First Bank	916	13,777
	First Busey Corp.	8,680	221,253
	First Business Financial Services, Inc.	989	28,879
	First Citizens BancShares, Inc., Class A	1,013	824,481
	First Commonwealth Financial Corp.	19,240	294,372
	First Community Bankshares, Inc.	3,590	116,388
	First Community Corp.	2,429	48,871
	First Financial Bancorp	16,417	390,396
	First Financial Bankshares, Inc.	14,432	731,991
	First Financial Corp.	2,421	103,740
	First Financial Northwest, Inc.	1,800	29,700
	First Foundation, Inc.	5,470	145,557
	First Guaranty Bancshares, Inc.	1,436	29,740
	First Hawaiian, Inc.	21,301	587,695
	First Horizon Corp.	64,653	1,097,161
	First Internet Bancorp	1,237	42,107
#	First Interstate BancSystem, Inc., Class A	7,386	307,036
	First Merchants Corp.	9,852	409,646
	First Mid Bancshares, Inc.	2,167	93,354
	First Midwest Bancorp, Inc.	17,484	336,567
#	First National Corp.	673	15,311
	First Northwest Bancorp	1,283	23,158
	First of Long Island Corp.	3,590	72,267
	First Republic Bank	9,744	2,107,920
#	First Savings Financial Group, Inc.	516	14,334
	First U.S. Bancshares, Inc.	1,038	11,574
	First United Corp.	1,505	28,414
*	First Western Financial, Inc.	1,204	34,940
	FirstCash, Inc.	5,521	488,443
	Flagstar Bancorp, Inc.	9,515	449,013
	Flushing Financial Corp.	5,263	126,417
	FNB Corp.	45,402	528,933
	FNCB Bancorp, Inc.	1,605	13,755
	Franklin Financial Services Corp.	385	12,513
	Franklin Resources, Inc.	25,298	796,634

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	850	$29,291
	Fulton Financial Corp.	29,630	477,043
*	FVCBankcorp, Inc.	872	17,876
	GAMCO Investors, Inc., Class A	1,254	33,168
*	Genworth Financial, Inc., Class A	52,978	217,740
#	German American Bancorp, Inc.	5,088	200,569
	Glacier Bancorp, Inc.	15,074	833,441
	Glen Burnie Bancorp	200	2,318
	Global Indemnity Group LLC, Class A	1,700	41,803
	Globe Life, Inc.	8,850	787,827
	Goldman Sachs Group, Inc.	12,591	5,204,490
	Great Southern Bancorp, Inc.	2,505	141,357
	Great Western Bancorp, Inc.	9,431	321,126
*	Green Dot Corp., Class A	8,879	376,114
#	Greene County Bancorp, Inc.	600	20,424
	Greenhill & Co., Inc.	4,627	72,736
*	Greenlight Capital Re Ltd., Class A	1,395	10,365
	Guaranty Bancshares, Inc.	1,320	49,553
	Guaranty Federal Bancshares, Inc.	600	14,310
*	Hallmark Financial Services, Inc.	4,846	16,137
	Hamilton Lane, Inc., Class A	1,912	199,823
	Hancock Whitney Corp.	13,378	661,943
	Hanmi Financial Corp.	3,343	74,181
	Hanover Insurance Group, Inc.	5,119	644,994
	HarborOne Bancorp, Inc.	7,463	107,243
	Hartford Financial Services Group, Inc.	26,922	1,963,421
	Hawthorn Bancshares, Inc.	864	20,710
	HBT Financial, Inc.	1,046	18,859
	HCI Group, Inc.	1,645	220,446
	Heartland Financial USA, Inc.	5,901	295,758
#	Hennessy Advisors, Inc.	1,107	12,775
	Heritage Commerce Corp.	8,432	101,100
	Heritage Financial Corp.	5,691	141,364
#*	Heritage Global, Inc.	7,005	13,310
	Hilltop Holdings, Inc.	12,037	426,591
	Hingham Institution For Savings	155	55,992
*	HMN Financial, Inc.	237	5,524
	Home Bancorp, Inc.	1,154	48,180
	Home BancShares, Inc.	25,808	613,198
	Home Federal Bancorp Inc of Louisiana	261	4,933
	HomeStreet, Inc.	4,364	205,806
	HomeTrust Bancshares, Inc.	3,038	92,355
	Hope Bancorp, Inc.	21,458	313,072
	Horace Mann Educators Corp.	6,832	267,678
	Horizon Bancorp, Inc.	6,336	120,828
	Houlihan Lokey, Inc.	5,386	603,663
*	Howard Bancorp, Inc.	1,896	39,266
	Huntington Bancshares, Inc.	84,724	1,333,556
	Independence Holding Co.	2,048	100,454
	Independent Bank Corp.	5,437	459,426
	Independent Bank Corp.	4,359	98,208
	Independent Bank Group, Inc.	7,108	513,837
	Interactive Brokers Group, Inc., Class A	4,076	288,785
	Intercontinental Exchange, Inc.	17,613	2,438,696
	International Bancshares Corp.	10,585	448,804
	Invesco Ltd.	41,052	1,043,131
	Investar Holding Corp.	501	9,369
	Investors Bancorp, Inc.	44,334	678,310
	Investors Title Co.	166	32,171

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	James River Group Holdings Ltd.	8,719	$278,572
	Janus Henderson Group PLC	25,552	1,188,168
	Jefferies Financial Group, Inc.	28,669	1,232,767
	JPMorgan Chase & Co.	111,255	18,901,112
	Kearny Financial Corp.	16,555	222,168
	Kemper Corp.	9,402	596,839
	Kentucky First Federal Bancorp	27	191
	KeyCorp	49,935	1,161,987
	Kingstone Cos., Inc.	707	4,065
	Kinsale Capital Group, Inc.	1,356	253,775
	KKR & Co., Inc.	19,853	1,581,689
	Lake Shore Bancorp, Inc.	170	2,540
	Lakeland Bancorp, Inc.	6,960	125,141
#	Lakeland Financial Corp.	3,857	277,203
	Landmark Bancorp, Inc.	600	17,184
	Lazard Ltd., Class A	16,157	791,531
	LCNB Corp.	700	11,935
*	LendingClub Corp.	11,178	513,741
*	LendingTree, Inc.	569	91,831
	Level One Bancorp, Inc.	664	20,856
	Lincoln National Corp.	11,456	826,550
	Live Oak Bancshares, Inc.	5,676	506,186
	Loews Corp.	14,070	788,905
	LPL Financial Holdings, Inc.	12,001	1,968,404
	Luther Burbank Corp.	5,459	79,210
	M&T Bank Corp.	7,004	1,030,428
	Macatawa Bank Corp.	4,300	36,120
*	Maiden Holdings Ltd.	26,100	85,086
*	MainStreet Bancshares, Inc.	550	13,750
	Manning & Napier, Inc.	1,400	13,510
*	Markel Corp.	744	976,969
	MarketAxess Holdings, Inc.	1,519	620,770
	Marlin Business Services Corp.	1,280	29,338
	Marsh & McLennan Cos., Inc.	21,418	3,572,522
*	MBIA, Inc.	17,849	277,373
	Mercantile Bank Corp.	2,926	100,567
	Merchants Bancorp	2,662	118,273
	Mercury General Corp.	9,344	509,155
	Meridian Bancorp, Inc.	8,479	196,713
	Meridian Corp.	1,100	33,220
	Meta Financial Group, Inc.	5,963	330,589
	MetLife, Inc.	20,207	1,269,000
*	Metropolitan Bank Holding Corp.	506	45,975
	MGIC Investment Corp.	47,115	761,378
#	Mid Penn Bancorp, Inc.	405	11,348
	Middlefield Banc Corp.	507	12,675
	Midland States Bancorp, Inc.	3,115	79,931
	MidWestOne Financial Group, Inc.	1,517	47,558
	Moelis & Co., Class A	7,600	552,824
	Moody’s Corp.	6,232	2,518,663
	Morgan Stanley	58,692	6,032,364
	Morningstar, Inc.	4,664	1,477,322
*	Mr Cooper Group, Inc.	14,074	617,004
	MSCI, Inc., Class A	1,659	1,103,036
	MVB Financial Corp.	1,500	64,035
	Nasdaq, Inc.	8,708	1,827,548
	National Bank Holdings Corp., Class A	5,328	231,075
	National Bankshares, Inc.	518	19,296
	National Western Life Group, Inc., Class A	548	117,825

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Navient Corp.	33,274	$655,498
	NBT Bancorp, Inc.	7,509	275,505
	Nelnet, Inc., Class A	4,287	354,235
	New York Community Bancorp, Inc.	50,352	625,875
*	NI Holdings, Inc.	1,752	34,830
*	Nicholas Financial, Inc.	801	9,532
*	Nicolet Bankshares, Inc.	1,540	110,711
*	NMI Holdings, Inc., Class A	9,763	237,046
	Northeast Bank	772	25,553
	Northern Trust Corp.	16,294	2,004,814
	Northfield Bancorp, Inc.	8,607	151,053
	Northrim BanCorp, Inc.	900	39,978
	Northwest Bancshares, Inc.	19,009	262,324
#	Oak Valley Bancorp	1,680	28,980
	OceanFirst Financial Corp.	7,939	176,008
*	Ocwen Financial Corp.	1,900	59,679
	OFG Bancorp	9,654	250,039
	Old National Bancorp	24,597	420,117
	Old Republic International Corp.	37,800	976,374
	Old Second Bancorp, Inc.	4,090	55,379
	OneMain Holdings, Inc.	18,532	978,675
	OP Bancorp	1,874	20,764
*	Open Lending Corp., Class A	6,308	198,828
*	Oportun Financial Corp.	649	15,076
	Oppenheimer Holdings, Inc., Class A	3,256	169,475
*	OptimumBank Holdings, Inc.	2,800	14,700
	Origin Bancorp, Inc.	3,105	138,483
	Orrstown Financial Services, Inc.	909	21,552
	Pacific Premier Bancorp, Inc.	15,229	639,466
	PacWest Bancorp	19,656	933,070
*	Palomar Holdings, Inc.	2,104	192,411
#	Park National Corp.	2,477	318,517
	Parke Bancorp, Inc.	1,446	32,058
#	PCB Bancorp	783	16,678
	PCSB Financial Corp.	2,196	41,966
	Peapack-Gladstone Financial Corp.	2,762	92,665
	Penns Woods Bancorp, Inc.	1,243	29,583
	Peoples Bancorp of North Carolina, Inc.	800	22,480
	Peoples Bancorp, Inc.	3,634	116,143
	Peoples Financial Services Corp.	400	18,312
	People’s United Financial, Inc.	40,298	690,708
	Pinnacle Financial Partners, Inc.	11,455	1,106,209
	Piper Sandler Cos	2,600	428,194
	PJT Partners, Inc., Class A	2,345	191,798
#	Plumas Bancorp	618	22,829
	PNC Financial Services Group, Inc.	11,434	2,412,917
*	Ponce de Leon Federal Bank	1,100	17,061
	Popular, Inc.	12,473	1,015,801
*	PRA Group, Inc.	7,470	320,314
	Preferred Bank	2,495	171,082
	Premier Financial Corp.	6,036	192,428
	Primerica, Inc.	6,170	1,038,041
	Primis Financial Corp.	3,254	49,298
	Principal Financial Group, Inc.	14,464	970,390
	ProAssurance Corp.	7,670	175,720
	PROG Holdings, Inc.	10,680	432,006
	Progressive Corp.	27,346	2,594,588
	Prosperity Bancshares, Inc.	9,903	745,795
	Provident Bancorp, Inc.	1,022	18,416

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Holdings, Inc.	1,300	$22,165
	Provident Financial Services, Inc.	12,942	320,444
	Prudential Bancorp, Inc.	845	12,667
	Prudential Financial, Inc.	12,163	1,338,538
	Pzena Investment Management, Inc., Class A	1,300	14,144
	QCR Holdings, Inc.	1,925	106,144
	Radian Group, Inc.	23,625	563,929
*	Randolph Bancorp, Inc.	228	5,358
	Raymond James Financial, Inc.	16,168	1,594,003
	RBB Bancorp	2,116	54,318
#	Red River Bancshares, Inc.	800	41,904
	Regional Management Corp.	1,515	77,386
	Regions Financial Corp.	52,817	1,250,707
	Reinsurance Group of America, Inc.	5,191	612,953
	Reliant Bancorp, Inc.	800	27,104
	RenaissanceRe Holdings Ltd.	4,050	574,290
	Renasant Corp.	9,006	336,914
	Republic Bancorp, Inc., Class A	3,438	185,721
#*	Republic First Bancorp, Inc.	1,200	3,720
*	Rhinebeck Bancorp, Inc.	1,100	11,875
#	Richmond Mutual BanCorp, Inc.	807	12,831
	Riverview Bancorp, Inc.	100	739
	RLI Corp.	5,489	594,514
	S&P Global, Inc.	8,105	3,843,067
	S&T Bancorp, Inc.	5,166	157,873
	Safety Insurance Group, Inc.	2,330	182,695
	Salisbury Bancorp, Inc.	509	26,621
	Sandy Spring Bancorp, Inc.	6,720	318,931
	Santander Consumer USA Holdings, Inc.	38,856	1,620,295
	SB Financial Group, Inc.	953	17,821
	Seacoast Banking Corp. of Florida	7,469	272,096
*	Security National Financial Corp., Class A	3,119	27,541
	SEI Investments Co.	18,472	1,164,475
	Selective Insurance Group, Inc.	9,923	777,666
	ServisFirst Bancshares, Inc.	7,036	565,061
	Severn Bancorp, Inc.	908	12,376
#	Shore Bancshares, Inc.	1,532	28,311
	Sierra Bancorp	1,944	48,522
	Signature Bank	3,459	1,030,159
	Silvercrest Asset Management Group, Inc., Class A	800	12,800
	Simmons First National Corp., Class A	17,426	520,863
*	SiriusPoint Ltd.	8,019	75,379
	SLM Corp.	50,710	930,528
	SmartFinancial, Inc.	641	16,660
	Sound Financial Bancorp, Inc.	600	25,872
	South Plains Financial, Inc.	760	19,806
	South State Corp.	10,138	791,676
*	Southern First Bancshares, Inc.	700	37,709
	Southern Missouri Bancorp, Inc.	1,213	65,987
	Southside Bancshares, Inc.	5,693	235,235
	Spirit of Texas Bancshares, Inc.	1,299	31,605
	State Auto Financial Corp.	7,246	371,792
	State Street Corp.	20,231	1,993,765
	Sterling Bancorp	27,426	697,992
*	Sterling Bancorp, Inc.	3,844	20,796
	Stewart Information Services Corp.	3,962	281,976
	Stifel Financial Corp.	12,555	914,883
	Stock Yards Bancorp, Inc.	2,400	147,000
*	StoneX Group, Inc.	3,467	239,604

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Summit Financial Group, Inc.	1,249	$31,387
	Summit State Bank	441	7,697
*	SVB Financial Group	3,364	2,413,334
#*	SWK Holdings Corp.	730	13,855
	Synchrony Financial	54,136	2,514,617
	Synovus Financial Corp.	17,844	831,352
	T Rowe Price Group, Inc.	12,123	2,629,236
	Territorial Bancorp, Inc.	1,300	32,617
*	Texas Capital Bancshares, Inc.	7,060	427,836
	TFS Financial Corp.	16,325	317,684
	Timberland Bancorp, Inc.	500	13,875
	Tiptree, Inc.	5,339	83,342
	Tompkins Financial Corp.	2,533	207,985
	Towne Bank	12,538	395,198
	Tradeweb Markets, Inc., Class A	2,141	190,763
	Travelers Cos., Inc.	21,460	3,452,485
	TriCo Bancshares	5,202	228,004
*	TriState Capital Holdings, Inc.	4,350	130,717
*	Triumph Bancorp, Inc.	3,989	467,910
	Truist Financial Corp.	33,883	2,150,554
#*	Trupanion, Inc.	643	65,843
	TrustCo Bank Corp. NY	2,732	91,686
	Trustmark Corp.	10,221	325,130
	U.S. Bancorp	54,350	3,281,109
	UMB Financial Corp.	8,238	814,079
	Umpqua Holdings Corp.	36,936	755,341
	Union Bankshares, Inc.	320	10,240
	United Bancorp, Inc.	685	10,282
	United Bancshares, Inc.	436	12,740
	United Bankshares, Inc.	20,630	763,104
	United Community Banks, Inc.	12,998	452,850
	United Fire Group, Inc.	3,989	81,495
	United Security Bancshares	402	3,180
	Unity Bancorp, Inc.	471	11,940
	Universal Insurance Holdings, Inc.	4,600	67,942
	Univest Financial Corp.	4,401	126,309
	Unum Group	34,015	866,362
	Valley National Bancorp	62,469	828,339
	Value Line, Inc.	213	7,338
	Veritex Holdings, Inc.	5,016	205,405
#	Victory Capital Holdings, Inc., Class A	1,333	50,521
	Virtu Financial, Inc., Class A	15,467	384,819
#	Virtus Investment Partners, Inc.	1,153	368,960
#	Voya Financial, Inc.	12,990	906,312
	Walker & Dunlop, Inc.	5,376	699,256
	Washington Federal, Inc.	12,822	453,386
	Washington Trust Bancorp, Inc.	2,152	117,628
	Waterstone Financial, Inc.	4,026	83,217
	Webster Financial Corp.	13,731	768,387
	Wells Fargo & Co.	123,803	6,333,761
	WesBanco, Inc.	10,190	354,306
	West BanCorp, Inc.	1,799	57,028
	Westamerica BanCorp	3,633	202,576
	Western Alliance Bancorp	12,195	1,415,718
	Western New England Bancorp, Inc.	3,241	31,535
	Westwood Holdings Group, Inc.	850	14,790
	White Mountains Insurance Group Ltd.	520	548,595
	Willis Towers Watson PLC	6,227	1,508,678
	Wintrust Financial Corp.	8,704	770,304

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	WisdomTree Investments, Inc.	11,022	$70,431
#*	World Acceptance Corp.	1,607	297,922
	WR Berkley Corp.	13,758	1,095,137
	WSFS Financial Corp.	8,329	431,525
	Zions Bancorp NA	17,858	1,124,875

TOTAL FINANCIALS			290,745,946

HEALTH CARE — (6.7%)
	Abbott Laboratories	41,271	5,319,419
*	ABIOMED, Inc.	1,055	350,302
*	Acadia Healthcare Co., Inc.	15,810	980,220
*	ACADIA Pharmaceuticals, Inc.	4,829	86,681
*	Acceleron Pharma, Inc.	1,215	211,629
#*	Accuray, Inc.	19,974	99,670
»††	Achillion Pharmaceuticals, Inc.	21,184	30,717
*	Adaptive Biotechnologies Corp.	4,943	165,146
*	Addus HomeCare Corp.	1,934	180,829
*	Adicet Bio, Inc.	1,454	12,504
*	Adverum Biotechnologies, Inc.	4,625	10,499
#*	Aeglea BioTherapeutics, Inc.	1,863	13,637
#*	Agios Pharmaceuticals, Inc.	1,170	54,990
#*	Akebia Therapeutics, Inc.	23,601	67,735
#*	Akero Therapeutics, Inc.	3,050	65,545
#*	Albireo Pharma, Inc.	2,691	78,631
*	Align Technology, Inc.	899	561,309
*	Alkermes PLC	19,063	577,418
*	Allscripts Healthcare Solutions, Inc.	23,232	320,137
#*	Alnylam Pharmaceuticals, Inc.	868	138,498
*	Amedisys, Inc.	3,881	657,209
*	American Shared Hospital Services	2,300	6,716
	AmerisourceBergen Corp.	10,819	1,320,134
*	AMN Healthcare Services, Inc.	7,401	730,479
*	AnaptysBio, Inc.	3,897	128,211
*	AngioDynamics, Inc.	5,619	160,703
*	Anika Therapeutics, Inc.	2,097	87,340
	Anthem, Inc.	8,335	3,626,809
#*	Apollo Medical Holdings, Inc.	3,170	217,557
#*	Applied Therapeutics, Inc.	1,139	16,709
*	Apyx Medical Corp.	1,247	17,832
#*	Arcutis Biotherapeutics, Inc.	2,200	46,596
*	Arena Pharmaceuticals, Inc.	816	46,830
*	Armata Pharmaceuticals, Inc.	1,600	5,120
*	Arvinas, Inc.	1,700	147,186
#*	Atara Biotherapeutics, Inc.	5,937	91,905
*	AtriCure, Inc.	3,311	248,524
	Atrion Corp.	237	172,536
*	aTyr Pharma, Inc.	4,588	39,411
*	Avanos Medical, Inc.	8,252	260,268
*	Avantor, Inc.	38,565	1,557,255
*	Avid Bioservices, Inc.	4,868	149,350
*	Avidity Biosciences, Inc.	487	10,958
*	Axcella Health, Inc.	2,200	7,040
*	AxoGen, Inc.	7,453	113,211
*	Axonics, Inc.	1,726	126,602
	Baxter International, Inc.	24,896	1,965,788
*	BioDelivery Sciences International, Inc.	10,105	41,228
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,527	217,323
*	BioMarin Pharmaceutical, Inc.	9,370	742,385
*	Blueprint Medicines Corp.	3,896	438,261

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Boston Scientific Corp.	23,418	$1,010,018
*	Brookdale Senior Living, Inc.	8,255	53,658
	Bruker Corp.	17,354	1,393,526
*	Calithera Biosciences, Inc.	4,617	8,911
#*	Cara Therapeutics, Inc.	4,660	78,428
	Cardinal Health, Inc.	28,782	1,376,067
*	Cardiovascular Systems, Inc.	4,741	166,314
*	CareDx, Inc.	2,304	117,504
*	Castle Biosciences, Inc.	2,673	166,662
*	Castlight Health, Inc., Class B	22,300	40,140
*	Catalyst Biosciences, Inc.	2,824	9,291
*	Catalyst Pharmaceuticals, Inc.	5,368	31,671
*	Celldex Therapeutics, Inc.	1,859	79,082
	Cerner Corp.	21,195	1,574,577
*	Change Healthcare, Inc.	16,516	355,589
	Chemed Corp.	1,762	849,724
*	ChemoCentryx, Inc.	1,263	43,965
*	Chimerix, Inc.	12,300	64,452
	Cigna Corp.	12,703	2,713,488
*	Codexis, Inc.	3,003	104,414
#*	Collegium Pharmaceutical, Inc.	5,115	100,407
*	Computer Programs & Systems, Inc.	2,070	74,727
	CONMED Corp.	4,057	593,458
*	CorVel Corp.	2,976	545,263
*	Covetrus, Inc.	15,725	317,488
*	Crinetics Pharmaceuticals, Inc.	3,887	96,903
#*	CRISPR Therapeutics AG	4,856	443,498
*	Cross Country Healthcare, Inc.	7,273	150,769
*	CryoLife, Inc.	4,483	92,529
*	Cue Biopharma, Inc.	6,043	73,785
*	Cumberland Pharmaceuticals, Inc.	1,600	4,304
#*	Cutera, Inc.	1,041	44,763
	CVS Health Corp.	49,286	4,400,254
*	DaVita, Inc.	14,975	1,546,019
*	Deciphera Pharmaceuticals, Inc.	1,165	38,899
*	Denali Therapeutics, Inc.	6,561	317,224
	DENTSPLY SIRONA, Inc.	16,671	953,748
*	DexCom, Inc.	788	491,089
#*	Durect Corp.	13,752	17,603
*	Edwards Lifesciences Corp.	5,523	661,766
#*	Eiger BioPharmaceuticals, Inc.	3,000	20,220
*	Elanco Animal Health, Inc.	25,582	841,136
»	Elanco Animal Health, Inc.	2,379	0
*	Electromed, Inc.	2,532	27,801
*	Emergent BioSolutions, Inc.	6,778	323,107
*	Enanta Pharmaceuticals, Inc.	1,946	167,064
	Encompass Health Corp.	13,306	845,729
	Ensign Group, Inc.	9,680	755,137
*	Envista Holdings Corp.	17,238	674,006
*	Evolent Health, Inc., Class A	12,175	356,362
#*	Exact Sciences Corp.	4,281	407,637
*	Exelixis, Inc.	30,075	646,913
*	Fate Therapeutics, Inc.	2,133	114,755
*	Five Star Senior Living, Inc.	3,137	12,893
*	FONAR Corp.	1,170	18,720
#*	Fulcrum Therapeutics, Inc.	1,689	37,394
*	Glaukos Corp.	1,767	80,770
#*	Global Blood Therapeutics, Inc.	4,548	166,093
*	Globus Medical, Inc., Class A	8,043	620,678

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Great Elm Group, Inc.	351	$702
#*	Guardant Health, Inc.	2,303	268,967
*	Haemonetics Corp.	4,424	303,973
*	Halozyme Therapeutics, Inc.	8,149	310,232
*	Hanger, Inc.	5,411	101,077
*	Harrow Health, Inc.	3,630	36,627
#*	Health Catalyst, Inc.	1,183	62,273
*	HealthEquity, Inc.	8,965	593,304
*	HealthStream, Inc.	4,637	123,391
*	Henry Schein, Inc.	10,731	819,312
#*	Heron Therapeutics, Inc.	1,861	20,490
*	Heska Corp.	644	143,953
	Hill-Rom Holdings, Inc.	8,548	1,324,085
*	Hologic, Inc.	23,392	1,714,868
*	Horizon Therapeutics PLC	11,862	1,422,372
	Humana, Inc.	5,061	2,344,053
*	ICU Medical, Inc.	3,363	787,379
*	IDEXX Laboratories, Inc.	3,908	2,603,275
*	ImmuCell Corp.	1,406	12,373
*	Incyte Corp.	6,522	436,844
*	InfuSystem Holdings, Inc.	1,421	23,631
*	Innoviva, Inc.	12,963	226,204
*	Inogen, Inc.	2,871	113,835
#*	Inotiv, Inc.	474	22,937
#*	Inovalon Holdings, Inc., Class A	4,866	198,484
*	Insulet Corp.	490	151,910
*	Integer Holdings Corp.	5,238	471,525
*	Integra LifeSciences Holdings Corp.	8,135	540,652
*	Intellia Therapeutics, Inc.	4,713	626,735
#*	Intra-Cellular Therapies, Inc.	7,550	325,178
*	IntriCon Corp.	600	10,200
*	Intuitive Surgical, Inc.	4,701	1,697,672
*	Ionis Pharmaceuticals, Inc.	1,667	53,127
#*	Iovance Biotherapeutics, Inc.	3,146	76,479
*	IQVIA Holdings, Inc.	4,865	1,271,808
*	iRadimed Corp.	1,040	38,813
*	iRhythm Technologies, Inc.	1,006	70,561
*	IVERIC bio, Inc.	5,889	104,235
*	Jazz Pharmaceuticals PLC	6,394	850,658
*	Joint Corp.	2,000	174,960
*	KalVista Pharmaceuticals, Inc.	1,219	21,918
*	Karuna Therapeutics, Inc.	2,715	381,132
#*	Kodiak Sciences, Inc.	2,254	263,921
#*	Krystal Biotech, Inc.	3,235	162,041
#*	Kura Oncology, Inc.	4,804	78,882
*	Laboratory Corp. of America Holdings	8,897	2,553,617
#*	Lantheus Holdings, Inc.	9,983	233,502
	LeMaitre Vascular, Inc.	1,973	102,616
*	LENSAR, Inc.	1,586	11,340
*	Lexicon Pharmaceuticals, Inc.	2,300	12,167
*	LHC Group, Inc.	3,249	437,283
*	Ligand Pharmaceuticals, Inc.	2,579	376,379
#*	LivaNova PLC	7,169	550,006
*	MacroGenics, Inc.	6,582	128,546
*	Madrigal Pharmaceuticals, Inc.	2,690	209,147
*	Magellan Health, Inc.	4,058	384,820
#*	Magenta Therapeutics, Inc.	3,047	19,501
*	Masimo Corp.	2,187	620,102
	McKesson Corp.	5,690	1,182,837

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Medpace Holdings, Inc.	3,037	$688,032
	Medtronic PLC	21,714	2,602,640
*	Meridian Bioscience, Inc.	7,966	149,840
*	Merit Medical Systems, Inc.	7,916	532,430
#*	Mersana Therapeutics, Inc.	2,705	23,155
#	Mesa Laboratories, Inc.	128	39,130
*	Mettler-Toledo International, Inc.	1,569	2,323,501
#*	Mirati Therapeutics, Inc.	1,958	370,101
*	ModivCare, Inc.	2,214	360,373
#*	Molecular Templates, Inc.	2,700	14,094
*	Molina Healthcare, Inc.	6,518	1,927,503
*	Morphic Holding, Inc.	726	41,745
#*	Mustang Bio, Inc.	6,000	13,440
*	Myriad Genetics, Inc.	11,062	340,378
*	Natera, Inc.	1,879	215,277
	National HealthCare Corp.	2,673	186,950
	National Research Corp.	2,585	111,931
*	Natus Medical, Inc.	3,317	83,091
#*	Nektar Therapeutics	22,397	339,539
*	Neogen Corp.	11,250	475,987
#*	NeoGenomics, Inc.	4,955	227,930
*	Neurocrine Biosciences, Inc.	3,587	378,106
#*	NeuroMetrix, Inc.	1,100	8,932
*	Nevro Corp.	1,434	163,103
*	NextGen Healthcare, Inc.	7,770	127,894
*	NGM Biopharmaceuticals, Inc.	8,199	151,436
*	Novavax, Inc.	858	127,696
*	Novocure Ltd.	944	96,826
*	NuVasive, Inc.	6,860	366,050
*	Omnicell, Inc.	3,092	550,840
*	Opiant Pharmaceuticals, Inc.	1,079	25,432
#*	OPKO Health, Inc.	73,784	279,641
#*	OptimizeRx Corp.	1,147	110,915
*	Option Care Health, Inc.	17,776	485,818
*	OraSure Technologies, Inc.	4,389	46,831
#*	Orgenesis, Inc.	2,262	10,880
*	Orthofix Medical, Inc.	2,578	92,756
#*	OrthoPediatrics Corp.	1,483	105,545
	Owens & Minor, Inc.	10,446	374,802
*	Pacira BioSciences, Inc.	3,856	201,592
	Patterson Cos., Inc.	11,256	351,863
#*»††	PDL BioPharma, Inc.	20,904	54,141
*	Pennant Group, Inc.	4,190	107,138
#*	Penumbra, Inc.	1,029	284,570
#*	PetIQ, Inc.	7,117	178,281
#*	Phathom Pharmaceuticals, Inc.	629	14,800
	Phibro Animal Health Corp., Class A	2,218	48,663
	Premier, Inc., Class A	12,273	478,033
*	Prestige Consumer Healthcare, Inc.	8,493	509,495
»††	Progenic Pharmaceuticals, Inc.	4,762	1,667
*	Progyny, Inc.	1,493	91,715
#*	Protagonist Therapeutics, Inc.	3,345	104,230
*	Prothena Corp. PLC	5,425	300,274
*	Psychemedics Corp.	2,234	18,565
	Quest Diagnostics, Inc.	11,361	1,667,568
*	Quidel Corp.	3,607	478,901
*	R1 RCM, Inc.	24,164	524,359
*	RadNet, Inc.	5,706	177,400
*	Repligen Corp.	2,792	811,076

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Replimune Group, Inc.	5,009	$147,816
	ResMed, Inc.	7,265	1,910,041
#*	Rhythm Pharmaceuticals, Inc.	2,859	32,907
*	Rigel Pharmaceuticals, Inc.	7,414	24,911
#*	Rocket Pharmaceuticals, Inc.	5,094	151,343
*	Sage Therapeutics, Inc.	2,744	110,748
*	Sarepta Therapeutics, Inc.	852	67,419
#*	Satsuma Pharmaceuticals, Inc.	3,870	22,446
*	Schrodinger, Inc.	2,164	118,111
*	Seagen, Inc.	4,865	857,845
*	SeaSpine Holdings Corp.	959	14,347
	Select Medical Holdings Corp.	22,703	754,194
*	Sharps Compliance Corp.	3,897	32,150
*	Shockwave Medical, Inc.	500	106,850
*	SI-BONE, Inc.	2,200	49,610
#*	Sierra Oncology, Inc.	904	18,324
*	SIGA Technologies, Inc.	3,400	24,514
#*	Spero Therapeutics, Inc.	3,057	53,681
#*	SpringWorks Therapeutics, Inc.	2,700	181,062
*	STAAR Surgical Co.	1,031	122,132
*	Stereotaxis, Inc.	4,538	26,774
	STERIS PLC	5,839	1,364,808
	Strongbridge Biopharma PLC	0	0
	Stryker Corp.	5,658	1,505,424
*	Supernus Pharmaceuticals, Inc.	5,071	151,369
*	Surmodics, Inc.	898	49,983
*	Sutro Biopharma, Inc.	553	11,148
*	Tactile Systems Technology, Inc.	752	25,936
*	Tandem Diabetes Care, Inc.	765	104,292
#*	Teladoc Health, Inc.	6,145	919,231
	Teleflex, Inc.	1,724	615,365
*	Tivity Health, Inc.	2,442	61,099
*	TransMedics Group, Inc.	2,292	62,870
*	Travere Therapeutics, Inc.	4,493	129,443
#*	Tricida, Inc.	5,144	23,508
*	Triple-S Management Corp., Class B	2,937	103,647
	U.S. Physical Therapy, Inc.	1,390	149,925
*	United Therapeutics Corp.	4,730	902,295
	Utah Medical Products, Inc.	296	28,662
*	Vanda Pharmaceuticals, Inc.	3,750	64,200
*	Vapotherm, Inc.	1,586	36,272
#*	Varex Imaging Corp.	5,401	145,017
*	Veeva Systems, Inc., Class A	1,167	369,951
*	Venus Concept, Inc.	11,500	21,850
*	Verastem, Inc.	22,863	59,444
#*	Vericel Corp.	2,712	124,806
*	ViewRay, Inc.	4,871	35,607
*	Vir Biotechnology, Inc.	5,713	215,551
*	Vocera Communications, Inc.	864	48,885
*	Waters Corp.	3,008	1,105,590
#*	WaVe Life Sciences Ltd.	2,952	13,550
	West Pharmaceutical Services, Inc.	3,544	1,523,495
#*	X4 Pharmaceuticals, Inc.	2,203	10,663
*	Xencor, Inc.	6,719	265,804
*	Xenon Pharmaceuticals, Inc.	1,199	37,349
*	Xeris Biopharma Holdings, Inc.	5,002	9,304
#*	Y-mAbs Therapeutics, Inc.	2,415	59,312
	Zimmer Biomet Holdings, Inc.	9,586	1,371,948
	Zoetis, Inc.	17,748	3,837,118

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Zogenix, Inc.	5,473	$83,901

TOTAL HEALTH CARE			119,701,043

INDUSTRIALS — (13.6%)
	3M Co.	26,929	4,811,674
	AAON, Inc.	8,147	583,733
*	AAR Corp.	5,387	190,538
	ABM Industries, Inc.	11,937	525,347
*	Acacia Research Corp.	10,966	62,835
	ACCO Brands Corp.	18,062	149,373
	Acme United Corp.	700	25,900
	Acuity Brands, Inc.	5,701	1,171,156
	ADT, Inc.	30,243	252,529
	Advanced Drainage Systems, Inc.	7,612	858,634
*	AECOM	12,691	867,684
	AGCO Corp.	9,879	1,207,313
	Air Lease Corp.	17,658	707,203
*	Air T, Inc.	601	16,041
*	Air Transport Services Group, Inc.	9,198	228,938
	Alamo Group, Inc.	1,943	293,782
*	Alaska Air Group, Inc.	12,629	666,811
	Albany International Corp., Class A	4,589	370,103
*	Allegiant Travel Co.	2,402	420,999
	Allegion PLC	8,571	1,099,659
	Allied Motion Technologies, Inc.	2,437	85,661
	Allison Transmission Holdings, Inc.	15,572	519,482
	Altra Industrial Motion Corp.	10,745	560,352
	AMERCO	1,413	1,041,367
*	Ameresco, Inc., Class A	4,516	370,899
*	American Airlines Group, Inc.	13,297	255,302
#*	American Superconductor Corp.	80	1,470
*	American Woodmark Corp.	2,938	201,958
	AMETEK, Inc.	12,125	1,605,350
	AO Smith Corp.	17,385	1,270,322
*	API Group Corp.	15,226	331,622
	Apogee Enterprises, Inc.	3,734	156,567
	Applied Industrial Technologies, Inc.	5,339	520,446
	ARC Document Solutions, Inc.	25,800	78,174
	ArcBest Corp.	4,841	434,964
	Arcosa, Inc.	8,034	415,599
	Argan, Inc.	2,682	110,659
*	Armstrong Flooring, Inc.	683	1,940
	Armstrong World Industries, Inc.	5,925	625,976
*	Art’s-Way Manufacturing Co., Inc.	3,212	11,917
*	ASGN, Inc.	7,696	920,903
	Astec Industries, Inc.	4,397	234,712
*	Astronics Corp.	3,705	47,794
*	Astronics Corp., Class B	835	10,642
*	Atkore, Inc.	6,051	572,001
*	Atlas Air Worldwide Holdings, Inc.	4,683	379,885
*	Avis Budget Group, Inc.	9,956	1,725,474
*	AZEK Co., Inc.	3,568	130,910
	AZZ, Inc.	3,732	198,281
	Barnes Group, Inc.	8,640	362,362
	Barrett Business Services, Inc.	1,545	126,690
*	Beacon Roofing Supply, Inc.	12,319	651,306
	BGSF, Inc.	894	10,755
*	Blue Bird Corp.	4,546	89,147
#*	BlueLinx Holdings, Inc.	800	38,104

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Boise Cascade Co.	6,896	$390,452
	Booz Allen Hamilton Holding Corp., Class A	14,728	1,279,274
	Brady Corp., Class A	6,607	344,159
*	BrightView Holdings, Inc.	10,140	160,820
	Brink’s Co.	5,107	351,770
#*	Broadwind, Inc.	2,383	6,935
*	Builders FirstSource, Inc.	23,266	1,355,710
*	CACI International, Inc., Class A	3,666	1,054,488
	CAI International, Inc.	3,296	184,345
	Carlisle Cos., Inc.	7,400	1,649,608
	Carrier Global Corp.	45,107	2,355,939
*	Casella Waste Systems, Inc., Class A	6,723	583,019
	Caterpillar, Inc.	24,283	4,953,975
*	CBIZ, Inc.	9,264	340,081
*	CECO Environmental Corp.	4,856	33,409
	CH Robinson Worldwide, Inc.	16,399	1,590,539
*	Chart Industries, Inc.	5,165	916,891
*	Cimpress PLC	3,000	267,960
	Cintas Corp.	6,815	2,951,576
*	CIRCOR International, Inc.	2,370	67,640
*	Civeo Corp.	743	16,770
#*	Clarivate PLC	23,199	544,017
*	Clean Harbors, Inc.	8,883	999,693
*	Colfax Corp.	14,652	756,336
	Columbus McKinnon Corp.	4,597	217,300
	Comfort Systems USA, Inc.	5,828	533,087
*	Commercial Vehicle Group, Inc.	4,608	46,264
	CompX International, Inc.	811	17,518
#*	Concrete Pumping Holdings, Inc.	2,727	23,452
*	Construction Partners, Inc., Class A	4,406	156,898
#*	Copa Holdings SA, Class A	2,759	204,056
*	Copart, Inc.	14,052	2,182,135
*	Cornerstone Building Brands, Inc.	16,073	230,005
*	CoStar Group, Inc.	11,028	948,959
*	Covenant Logistics Group, Inc.	2,890	82,076
	CRA International, Inc.	1,211	132,992
	Crane Co.	8,493	877,157
	CSW Industrials, Inc.	2,635	365,264
	CSX Corp.	119,931	4,337,904
	Cummins, Inc.	9,982	2,394,083
	Curtiss-Wright Corp.	5,799	740,416
#*	Daseke, Inc.	2,900	27,405
	Deere & Co.	14,373	4,920,022
*	Delta Air Lines, Inc.	4,812	188,294
	Deluxe Corp.	5,480	195,472
*	DLH Holdings Corp.	1,100	16,742
	Donaldson Co., Inc.	15,835	950,258
	Douglas Dynamics, Inc.	4,778	202,109
	Dover Corp.	10,328	1,746,258
*	Ducommun, Inc.	1,848	89,425
*	DXP Enterprises, Inc.	1,836	60,515
*	Dycom Industries, Inc.	4,836	384,075
	Eastern Co.	312	7,497
	Eaton Corp. PLC	12,856	2,118,155
*	Echo Global Logistics, Inc.	4,801	231,552
	EMCOR Group, Inc.	6,464	785,311
	Emerson Electric Co.	23,166	2,247,334
	Encore Wire Corp.	3,557	476,851
*	Energy Recovery, Inc.	4,025	81,788

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	8,520	$177,983
	EnerSys	6,282	502,811
	Ennis, Inc.	3,943	74,680
	EnPro Industries, Inc.	3,788	339,632
	Equifax, Inc.	7,740	2,147,308
	ESCO Technologies, Inc.	4,269	360,987
	Espey Manufacturing & Electronics Corp.	200	3,026
*	EVI Industries, Inc.	463	14,584
*	Evoqua Water Technologies Corp.	16,854	705,003
	Expeditors International of Washington, Inc.	14,144	1,743,389
	Exponent, Inc.	4,415	506,842
	Fastenal Co.	46,736	2,667,691
	Federal Signal Corp.	8,906	381,266
	FedEx Corp.	12,171	2,866,636
	Flowserve Corp.	17,133	576,011
#*	Fluor Corp.	17,180	333,979
*	Forrester Research, Inc.	2,047	109,003
	Fortive Corp.	15,154	1,147,309
	Fortune Brands Home & Security, Inc.	10,148	1,029,007
	Forward Air Corp.	4,408	443,268
*	Franklin Covey Co.	1,696	71,656
	Franklin Electric Co., Inc.	6,549	565,703
#*	FreightCar America, Inc.	3,969	16,630
*	FTI Consulting, Inc.	4,598	661,744
#*	Fuel Tech, Inc.	8,636	17,790
#*	FuelCell Energy, Inc.	2,605	20,814
*	Gates Industrial Corp. PLC	20,441	336,050
	GATX Corp.	6,361	603,341
*	Gencor Industries, Inc.	1,048	11,696
*	Generac Holdings, Inc.	3,099	1,545,037
*	Gibraltar Industries, Inc.	4,567	297,586
	Global Industrial Co.	5,216	211,665
*	GMS, Inc.	6,537	323,778
	Gorman-Rupp Co.	4,380	186,238
	Graco, Inc.	19,315	1,452,102
	GrafTech International Ltd.	18,235	195,114
	Graham Corp.	739	9,393
	Granite Construction, Inc.	8,076	299,781
*	Great Lakes Dredge & Dock Corp.	8,897	135,412
	Greenbrier Cos., Inc.	5,318	218,144
	Griffon Corp.	7,377	195,417
*	GXO Logistics, Inc.	12,803	1,136,906
	H&E Equipment Services, Inc.	6,393	288,196
*	Harsco Corp.	12,092	206,773
#*	Hawaiian Holdings, Inc.	5,433	105,129
	Healthcare Services Group, Inc.	4,905	94,127
	Heartland Express, Inc.	12,593	205,644
	HEICO Corp.	2,232	311,118
	HEICO Corp., Class A	3,413	428,946
	Heidrick & Struggles International, Inc.	2,552	119,638
	Helios Technologies, Inc.	4,776	434,855
	Herc Holdings, Inc.	4,935	898,367
*	Heritage-Crystal Clean, Inc.	3,611	125,193
	Herman Miller, Inc.	11,922	464,004
#*	Hexcel Corp.	11,394	646,496
*	Hill International, Inc.	4,357	8,888
	Hillenbrand, Inc.	9,788	444,962
#	HireQuest, Inc.	1,219	21,942
	HNI Corp.	7,131	266,699

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Honeywell International, Inc.	16,184	$3,538,146
	Howmet Aerospace, Inc.	22,815	677,377
*	Hub Group, Inc., Class A	5,939	466,627
	Hubbell, Inc.	7,878	1,570,637
*	Hudson Technologies, Inc.	12,780	45,241
	Hurco Cos., Inc.	876	28,426
*	Huron Consulting Group, Inc.	3,546	177,867
#*	Huttig Building Products, Inc.	812	5,806
	Hyster-Yale Materials Handling, Inc.	1,412	67,832
*	IAA, Inc.	11,811	704,526
	ICF International, Inc.	2,339	235,046
	IDEX Corp.	3,028	673,942
*	IES Holdings, Inc.	2,130	106,180
	IHS Markit Ltd.	1,661	217,126
	Illinois Tool Works, Inc.	13,100	2,985,097
*	Ingersoll Rand, Inc.	22,336	1,200,783
	Innovative Solutions & Support, Inc.	400	2,704
	Insperity, Inc.	4,225	528,125
	Insteel Industries, Inc.	2,607	106,027
	Interface, Inc.	7,820	112,295
	ITT, Inc.	9,145	860,270
	Jacobs Engineering Group, Inc.	6,782	952,328
	JB Hunt Transport Services, Inc.	10,485	2,067,537
*	JELD-WEN Holding, Inc.	15,474	424,142
#*	JetBlue Airways Corp.	52,132	731,412
	John Bean Technologies Corp.	5,117	756,037
	Johnson Controls International PLC	14,658	1,075,457
	Kadant, Inc.	1,782	395,818
	Kaman Corp.	3,967	141,979
	Kansas City Southern	5,795	1,797,899
*	KAR Auction Services, Inc.	18,085	265,307
	KBR, Inc.	20,521	870,911
	Kelly Services, Inc., Class A	6,650	119,899
	Kennametal, Inc.	13,901	552,565
	Kforce, Inc.	4,810	311,496
	Kimball International, Inc., Class B	6,839	74,340
*	Kirby Corp.	9,704	508,587
	Knight-Swift Transportation Holdings, Inc.	19,235	1,090,432
	Korn Ferry	8,932	689,640
	Landstar System, Inc.	4,926	866,040
*	Lawson Products, Inc.	700	35,490
*	LB Foster Co., Class A	876	13,955
	Lennox International, Inc.	2,113	632,379
*	Limbach Holdings, Inc.	2,500	17,575
	Lincoln Electric Holdings, Inc.	8,164	1,162,554
	Lindsay Corp.	933	135,910
*	LS Starrett Co., Class A	1,800	18,180
	LSI Industries, Inc.	3,205	23,845
*	Lyft, Inc., Class A	4,968	227,882
	Macquarie Infrastructure Holdings LLC	6,063	22,372
*	Manitex International, Inc.	2,502	16,188
*	Manitowoc Co., Inc.	3,562	76,334
	ManpowerGroup, Inc.	7,780	751,937
	Marten Transport Ltd.	11,811	196,417
	Masco Corp.	8,924	584,968
*	Masonite International Corp.	3,969	476,320
#*	MasTec, Inc.	11,837	1,055,032
*	Mastech Digital, Inc.	3,000	55,620
*	Matrix Service Co.	1,886	19,294

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Matson, Inc.	7,726	$643,421
	Matthews International Corp., Class A	4,577	157,311
	Maxar Technologies, Inc.	5,193	137,874
*	Mayville Engineering Co., Inc.	932	16,552
	McGrath RentCorp	4,273	308,254
*	Mercury Systems, Inc.	6,988	360,162
*	Meritor, Inc.	12,723	309,678
*	Middleby Corp.	5,923	1,080,592
	Miller Industries, Inc.	1,300	46,982
*	Mistras Group, Inc.	2,600	25,532
	Moog, Inc., Class A	4,615	348,571
*	MRC Global, Inc.	7,169	59,503
	MSA Safety, Inc.	4,071	622,985
	MSC Industrial Direct Co., Inc., Class A	6,274	527,455
	Mueller Industries, Inc.	10,050	529,032
	Mueller Water Products, Inc., Class A	22,826	374,575
*	MYR Group, Inc.	2,344	239,440
	Nielsen Holdings PLC	39,549	800,867
	NL Industries, Inc.	7,700	44,429
*	NN, Inc.	1,333	6,652
	Nordson Corp.	2,735	695,264
*	Northwest Pipe Co.	1,465	34,808
*	NOW, Inc.	15,980	115,376
*	NV5 Global, Inc.	1,720	179,104
	nVent Electric PLC	24,202	857,961
	Old Dominion Freight Line, Inc.	9,882	3,373,221
#	Omega Flex, Inc.	981	142,010
*	Orion Energy Systems, Inc.	2,200	8,998
	Oshkosh Corp.	7,845	839,415
	Otis Worldwide Corp.	18,064	1,450,720
	Owens Corning	12,353	1,153,894
*	P&F Industries, Inc., Class A	254	1,661
	PACCAR, Inc.	24,673	2,211,194
*	PAM Transportation Services, Inc.	1,502	92,854
	Park Aerospace Corp.	1,437	18,810
	Parker-Hannifin Corp.	7,988	2,369,161
	Park-Ohio Holdings Corp.	1,783	41,580
#*	Parsons Corp.	12,580	435,771
	Patriot Transportation Holding, Inc.	133	2,039
	Pentair PLC	19,411	1,435,832
#*	Performant Financial Corp.	10,905	32,824
*	Perma-Pipe International Holdings, Inc.	300	2,565
*	PGT Innovations, Inc.	8,062	172,124
#	Pioneer Power Solutions, Inc.	7,618	26,358
	Pitney Bowes, Inc.	15,585	108,160
#*	Plug Power, Inc.	1,453	55,606
	Powell Industries, Inc.	1,301	33,644
	Preformed Line Products Co.	889	61,697
	Primoris Services Corp.	8,827	237,888
*	Proto Labs, Inc.	2,337	139,776
	Quanex Building Products Corp.	5,988	124,071
	Quanta Services, Inc.	8,825	1,070,296
*	Radiant Logistics, Inc.	4,889	32,903
*	Raven Industries, Inc.	4,856	280,774
*	RBC Bearings, Inc.	2,761	645,881
*	RCM Technologies, Inc.	6,684	39,903
	Regal Beloit Corp.	9,962	1,517,511
*	Resideo Technologies, Inc.	24,305	599,361
	Resources Connection, Inc.	5,098	88,756

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	REV Group, Inc.	10,564	$159,622
	Robert Half International, Inc.	14,922	1,687,231
	Rockwell Automation, Inc.	7,612	2,431,273
#	Rollins, Inc.	17,303	609,585
	Roper Technologies, Inc.	3,358	1,638,267
*	RR Donnelley & Sons Co.	3,700	23,680
	Rush Enterprises, Inc., Class A	7,207	375,341
	Rush Enterprises, Inc., Class B	1,300	67,223
	Ryder System, Inc.	8,414	714,769
*	Saia, Inc.	3,511	1,097,679
	Schneider National, Inc., Class B	12,728	317,436
#	Science Applications International Corp.	7,590	681,430
*	Sensata Technologies Holding PLC	17,075	940,832
	Shyft Group, Inc.	4,649	191,585
*	SIFCO Industries, Inc.	1,584	12,149
	Simpson Manufacturing Co., Inc.	7,074	750,481
*	SiteOne Landscape Supply, Inc.	5,590	1,313,426
*	SkyWest, Inc.	7,870	338,646
	Snap-on, Inc.	5,811	1,180,970
*	Southwest Airlines Co.	26,639	1,259,492
*	SP Plus Corp.	2,918	94,105
	Spirit AeroSystems Holdings, Inc., Class A	7,196	297,123
*	Spirit Airlines, Inc.	17,581	384,145
*	SPX Corp.	6,066	352,374
	SPX FLOW, Inc.	7,343	548,596
	Standex International Corp.	1,553	172,802
	Stanley Black & Decker, Inc.	7,968	1,432,089
	Steelcase, Inc., Class A	13,557	161,328
*	Stericycle, Inc.	10,174	680,844
*	Sterling Construction Co., Inc.	2,955	71,038
#*	Sunrun, Inc.	18,549	1,069,906
*	Taylor Devices, Inc.	1,040	12,428
*	Team, Inc.	1,207	2,921
#	Tecnoglass, Inc.	6,128	176,977
	Tennant Co.	3,041	241,638
	Terex Corp.	9,959	446,163
	Tetra Tech, Inc.	4,303	755,865
*	Textainer Group Holdings Ltd.	7,819	307,208
*	Thermon Group Holdings, Inc.	2,364	40,850
	Timken Co.	12,588	893,119
*	Titan International, Inc.	8,094	58,439
*	Titan Machinery, Inc.	4,124	117,204
	Toro Co.	11,820	1,128,455
#*	TPI Composites, Inc.	4,918	165,392
	Trane Technologies PLC	13,778	2,492,854
*	Transcat, Inc.	303	22,689
*	TransDigm Group, Inc.	1,804	1,125,371
	TransUnion	11,105	1,280,295
*	Trex Co., Inc.	11,458	1,219,131
*	TriNet Group, Inc.	9,757	987,896
#	Trinity Industries, Inc.	18,540	520,047
	Triton International Ltd.	11,276	701,254
*	TrueBlue, Inc.	6,368	177,349
*	Tutor Perini Corp.	13,100	178,422
*	Twin Disc, Inc.	300	4,074
*	U.S. Ecology, Inc.	4,032	129,790
#*	U.S. Xpress Enterprises, Inc., Class A	2,800	21,196
*	Uber Technologies, Inc.	9,443	413,792
	UFP Industries, Inc.	10,160	831,393

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Ultralife Corp.	900	$5,634
	UniFirst Corp.	1,931	382,261
	Union Pacific Corp.	28,849	6,964,149
*	United Airlines Holdings, Inc.	14,504	669,215
	United Parcel Service, Inc., Class B	30,285	6,464,939
*	United Rentals, Inc.	8,780	3,328,586
*	Univar Solutions, Inc.	23,228	594,172
	Universal Logistics Holdings, Inc.	3,206	67,582
*	Upwork, Inc.	1,864	87,832
*	USA Truck, Inc.	905	17,439
	Valmont Industries, Inc.	2,887	689,878
*	Vectrus, Inc.	1,615	78,214
	Verisk Analytics, Inc., Class A	10,658	2,241,058
*	Veritiv Corp.	2,207	236,745
*	Viad Corp.	2,180	96,727
*	Vicor Corp.	1,482	224,656
*	Vidler Water Resouces, Inc.	3,320	41,035
*	Virco Mfg. Corp.	4,104	13,625
*	Volt Information Sciences, Inc.	3,402	11,159
	VSE Corp.	1,308	72,659
#	Wabash National Corp.	9,266	143,901
	Waste Management, Inc.	19,722	3,160,056
	Watsco, Inc.	2,588	749,433
	Watts Water Technologies, Inc., Class A	3,668	696,993
*	Welbilt, Inc.	15,412	364,648
	Werner Enterprises, Inc.	11,037	500,197
*	WESCO International, Inc.	8,923	1,156,064
	Westinghouse Air Brake Technologies Corp.	10,703	971,083
*	Wilhelmina International, Inc.	5,495	30,168
*	Willdan Group, Inc.	657	21,964
*	Willis Lease Finance Corp.	856	34,677
*	WillScot Mobile Mini Holdings Corp.	24,125	838,344
	Woodward, Inc.	5,727	646,865
	WW Grainger, Inc.	4,173	1,932,558
*	XPO Logistics, Inc.	12,803	1,098,497
	Xylem, Inc.	8,105	1,058,432
*	Yellow Corp.	5,000	43,750
	Zurn Water Solutions Corp.	14,289	518,405

TOTAL INDUSTRIALS			242,351,744

INFORMATION TECHNOLOGY — (26.4%)
*	3D Systems Corp.	14,574	410,404
*	A10 Networks, Inc.	6,816	127,391
	Accenture PLC, Class A	26,919	9,658,268
*	ACI Worldwide, Inc.	14,122	433,263
#*	ACM Research, Inc., Class A	786	83,450
*	Adobe, Inc.	11,481	7,466,783
	ADTRAN, Inc.	6,807	125,793
	Advanced Energy Industries, Inc.	4,534	416,312
*	Advanced Micro Devices, Inc.	40,619	4,883,622
*	Agilysys, Inc.	1,206	57,550
*	Airgain, Inc.	2,245	25,211
#*	Akamai Technologies, Inc.	8,741	921,826
*	Alarm.com Holdings, Inc.	2,378	200,370
*	Alithya Group, Inc., Class A	6,866	18,950
	Alliance Data Systems Corp.	1,855	158,139
*	Alpha & Omega Semiconductor Ltd.	2,773	96,084
#*	Altair Engineering, Inc., Class A	1,792	139,400
*	Alteryx, Inc., Class A	685	50,135

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ambarella, Inc.	3,014	$560,092
	Amdocs Ltd.	8,927	694,878
	American Software, Inc., Class A	3,966	114,736
	Amkor Technology, Inc.	39,490	865,621
	Amphenol Corp., Class A	15,387	1,181,260
*	Amtech Systems, Inc.	531	7,976
	Analog Devices, Inc.	21,524	3,734,199
*	Anaplan, Inc.	1,217	79,361
*	ANSYS, Inc.	3,009	1,142,156
*	Appfolio, Inc., Class A	610	80,331
	Apple, Inc.	574,641	86,081,222
	Applied Materials, Inc.	39,946	5,458,621
*	Arista Networks, Inc.	3,580	1,466,690
*	Arlo Technologies, Inc.	6,293	43,422
*	Arrow Electronics, Inc.	8,406	972,994
*	Aspen Technology, Inc.	6,695	1,049,040
*	AstroNova, Inc.	760	12,540
*	Asure Software, Inc.	4,001	38,650
*	Atlassian Corp. PLC, Class A	3,985	1,825,648
*	Autodesk, Inc.	7,357	2,336,657
	Automatic Data Processing, Inc.	18,010	4,043,065
#	Autoscope Technologies Corp.	2,380	16,279
*	Avalara, Inc.	1,482	266,226
*	Avaya Holdings Corp.	15,027	279,803
*	Aviat Networks, Inc.	1,998	57,143
*	Avid Technology, Inc.	4,744	135,868
	Avnet, Inc.	16,990	647,489
*	Axcelis Technologies, Inc.	5,425	297,995
*	AXT, Inc.	5,700	46,569
	Badger Meter, Inc.	2,960	302,660
	Bel Fuse, Inc., Class B	200	2,784
	Belden, Inc.	7,461	449,227
	Benchmark Electronics, Inc.	7,549	175,967
*	Benefitfocus, Inc.	1,600	17,536
#*	Bill.Com Holdings, Inc.	2,631	774,330
	BK Technologies Corp.	1,100	3,245
*	Black Knight, Inc.	9,603	673,266
*	Blackbaud, Inc.	5,026	356,896
#*	Blackline, Inc.	1,000	126,870
*	BM Technologies, Inc.	890	7,957
*	Bottomline Technologies De, Inc.	5,340	247,242
*	Box, Inc., Class A	10,447	269,846
#*	Brightcove, Inc.	3,700	36,704
	Broadcom, Inc.	18,516	9,844,402
	Broadridge Financial Solutions, Inc.	8,969	1,600,159
	Brooks Automation, Inc.	4,237	493,399
*	Cadence Design Systems, Inc.	5,713	988,977
*	CalAmp Corp.	4,856	46,715
*	Calix, Inc.	5,648	353,508
*	Cambium Networks Corp.	1,070	30,195
*	Casa Systems, Inc.	8,346	52,830
	Cass Information Systems, Inc.	1,795	73,577
	CDK Global, Inc.	12,443	541,519
	CDW Corp.	8,349	1,558,341
#*	Cerence, Inc.	4,459	468,775
*	Ceridian HCM Holding, Inc.	4,026	504,256
*	CEVA, Inc.	3,198	145,861
*	ChannelAdvisor Corp.	2,425	61,862
*	Ciena Corp.	16,136	876,023

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cirrus Logic, Inc.	8,489	$685,996
	Cisco Systems, Inc.	176,054	9,853,742
	Citrix Systems, Inc.	7,024	665,384
*	Clearfield, Inc.	1,107	62,534
*	Cloudflare, Inc., Class A	789	153,634
	CMC Materials, Inc.	3,319	426,060
	Cognex Corp.	6,239	546,474
	Cognizant Technology Solutions Corp., Class A	26,175	2,044,006
*	Cognyte Software Ltd.	6,720	133,795
*	Coherent, Inc.	2,590	658,896
*	Cohu, Inc.	5,805	185,992
*	CommScope Holding Co., Inc.	25,355	271,552
#	Communications Systems, Inc.	400	1,520
*	CommVault Systems, Inc.	2,704	166,296
*	Computer Task Group, Inc.	1,200	9,312
	Comtech Telecommunications Corp.	4,246	91,586
	Concentrix Corp.	8,494	1,509,214
*	Conduent, Inc.	32,814	221,495
*	Consensus Cloud Solutions, Inc.	2,448	155,032
*	Coupa Software, Inc.	663	150,965
#*	CPS Technologies Corp.	10,220	51,202
	CSG Systems International, Inc.	5,276	264,064
	CTS Corp.	5,074	180,736
*	CyberOptics Corp.	1,062	44,349
*	Daktronics, Inc.	6,045	33,550
*	Data I/O Corp.	2,012	10,905
*	Dell Technologies, Inc., Class C	12,015	1,321,530
*	Digi International, Inc.	3,785	81,567
*	Diodes, Inc.	6,214	597,103
*	DocuSign, Inc.	762	212,057
	Dolby Laboratories, Inc., Class A	5,058	446,874
*	Dropbox, Inc., Class A	21,734	662,670
*	DSP Group, Inc.	4,082	89,682
*	DXC Technology Co.	22,351	727,972
*	Dynatrace, Inc.	5,807	435,525
*	DZS, Inc.	2,798	30,498
#	Ebix, Inc.	3,351	109,946
*	eGain Corp.	1,800	18,576
*	Elastic NV	669	116,078
*	EMCORE Corp.	2,998	22,425
*	Enphase Energy, Inc.	4,282	991,840
	Entegris, Inc.	8,790	1,237,456
*	Envestnet, Inc.	6,396	534,066
*	EPAM Systems, Inc.	2,074	1,396,300
*	ePlus, Inc.	2,309	255,306
*	Euronet Worldwide, Inc.	3,742	419,815
#*	Everbridge, Inc.	758	120,757
	EVERTEC, Inc.	11,376	514,309
*	Evo Payments, Inc., Class A	3,142	68,119
*	ExlService Holdings, Inc.	4,354	533,931
*	Extreme Networks, Inc.	5,827	57,279
*	F5 Networks, Inc.	5,789	1,222,347
*	Fabrinet	4,857	466,272
*	Fair Isaac Corp.	2,660	1,059,212
*	FARO Technologies, Inc.	2,355	173,257
	Fidelity National Information Services, Inc.	14,718	1,629,871
#*	First Solar, Inc.	11,980	1,432,688
*	Fiserv, Inc.	14,390	1,417,271
*	Five9, Inc.	706	111,555

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FleetCor Technologies, Inc.	5,553	$1,373,868
*	Flex Ltd.	70,477	1,191,061
*	FormFactor, Inc.	10,578	420,793
*	Fortinet, Inc.	9,047	3,042,868
*	Frequency Electronics, Inc.	400	3,996
*	Gartner, Inc.	8,725	2,895,915
	Genpact Ltd.	24,362	1,202,265
	Global Payments, Inc.	7,975	1,140,345
*	Globant SA	2,607	832,128
*	GoDaddy, Inc., Class A	8,670	599,704
*	GreenSky, Inc., Class A	3,651	44,688
*	Grid Dynamics Holdings, Inc.	1,640	47,150
*	GSI Technology, Inc.	1,378	7,152
*	GTY Technology Holdings, Inc.	3,689	28,036
*	Guidewire Software, Inc.	3,721	467,841
	Hackett Group, Inc.	6,384	134,958
*	Harmonic, Inc.	12,292	111,488
	Hewlett Packard Enterprise Co.	84,511	1,238,086
	HP, Inc.	31,351	950,876
*	HubSpot, Inc.	457	370,275
#*	I3 Verticals, Inc., Class A	1,874	41,959
*	Ichor Holdings Ltd.	4,545	198,707
#*	Identiv, Inc.	2,636	50,506
#*	II-VI, Inc.	10,507	635,779
#*	Immersion Corp.	4,084	32,631
#*	Infinera Corp.	26,528	201,348
	Information Services Group, Inc.	6,970	56,806
*	Innodata, Inc.	4,000	42,480
*	Insight Enterprises, Inc.	6,112	578,806
	Intel Corp.	179,951	8,817,599
	InterDigital, Inc.	4,351	291,299
	International Business Machines Corp.	45,505	5,692,675
*	inTEST Corp.	5,747	63,619
	Intuit, Inc.	5,597	3,503,666
*	IPG Photonics Corp.	4,404	700,280
*	Issuer Direct Corp.	1,000	25,470
*	Iteris, Inc.	7,387	39,594
*	Itron, Inc.	5,242	407,670
	Jabil, Inc.	24,596	1,474,776
#	Jack Henry & Associates, Inc.	8,527	1,419,575
	Juniper Networks, Inc.	34,169	1,008,669
*	Keysight Technologies, Inc.	12,853	2,313,797
*	Kimball Electronics, Inc.	4,412	126,845
	KLA Corp.	6,929	2,582,854
*	Knowles Corp.	13,964	291,010
	Kulicke & Soffa Industries, Inc.	10,024	571,368
*	KVH Industries, Inc.	2,284	23,434
	Lam Research Corp.	6,419	3,617,556
*	Lattice Semiconductor Corp.	8,547	593,504
*	LGL Group, Inc.	276	3,494
#*	LightPath Technologies, Inc., Class A	13,253	25,843
#*	Limelight Networks, Inc.	10,418	31,046
	Littelfuse, Inc.	2,767	815,020
*	LiveRamp Holdings, Inc.	9,464	506,419
#*	Lumentum Holdings, Inc.	7,258	599,366
*	Luna Innovations, Inc.	4,600	44,804
*	MACOM Technology Solutions Holdings, Inc.	7,462	520,997
*	Magnachip Semiconductor Corp.	3,475	65,886
#*	Mandiant, Inc.	27,408	477,996

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Manhattan Associates, Inc.	7,823	$1,420,187
	Marvell Technology, Inc.	32,976	2,258,856
	Mastercard, Inc., Class A	32,793	11,002,707
	Maximus, Inc.	8,637	730,431
*	MaxLinear, Inc.	4,581	288,603
	Methode Electronics, Inc.	6,969	293,186
	Microchip Technology, Inc.	30,037	2,225,441
	Micron Technology, Inc.	42,047	2,905,448
	Microsoft Corp.	272,770	90,455,987
*	Mimecast Ltd.	2,199	165,893
#*	Mitek Systems, Inc.	4,143	78,013
	MKS Instruments, Inc.	5,982	897,599
*	Model N, Inc.	1,432	46,411
*	Momentive Global, Inc.	2,046	46,894
*	MoneyGram International, Inc.	2,200	13,134
#*	MongoDB, Inc.	607	316,423
	Monolithic Power Systems, Inc.	1,617	849,669
	Motorola Solutions, Inc.	6,113	1,519,631
#*	N-Able, Inc.	5,470	72,751
*	Napco Security Technologies, Inc.	990	47,480
	National Instruments Corp.	14,502	615,900
*	NCR Corp.	18,377	726,627
*	NeoPhotonics Corp.	3,479	35,207
	NetApp, Inc.	18,985	1,695,360
*	NETGEAR, Inc.	5,417	156,172
*	NetScout Systems, Inc.	11,956	323,529
*	NetSol Technologies, Inc.	4,411	19,938
	Network-1 Technologies, Inc.	3,500	9,835
*	New Relic, Inc.	959	77,832
*	nLight, Inc.	1,456	40,943
#*	Nortech Systems, Inc.	3,549	36,377
	NortonLifeLock, Inc.	24,403	621,056
*	Novanta, Inc.	3,633	626,910
*	Nuance Communications, Inc.	12,289	676,509
*	Nutanix, Inc., Class A	9,670	331,778
	NVE Corp.	473	32,150
	NVIDIA Corp.	26,100	6,672,987
	NXP Semiconductors NV	5,819	1,168,804
*	Okta, Inc.	3,898	963,508
*	ON Semiconductor Corp.	30,525	1,467,337
*	OneSpan, Inc.	4,122	84,171
*	Onto Innovation, Inc.	7,022	556,213
*	Optical Cable Corp.	2,889	11,152
	Oracle Corp.	53,044	5,089,041
*	OSI Systems, Inc.	2,831	263,594
#*	PagerDuty, Inc.	1,317	54,985
#*	Palo Alto Networks, Inc.	654	332,945
#*	PAR Technology Corp.	700	43,974
	Paychex, Inc.	24,802	3,057,591
*	Paycom Software, Inc.	3,062	1,677,517
*	Paylocity Holding Corp.	2,281	696,024
*	PayPal Holdings, Inc.	9,628	2,239,377
	PC Connection, Inc.	4,626	213,027
	PC-Tel, Inc.	700	4,032
*	PDF Solutions, Inc.	3,755	88,355
#	Pegasystems, Inc.	1,201	142,583
*	Perficient, Inc.	5,213	644,327
*	PFSweb, Inc.	1,937	25,181
*	Photronics, Inc.	9,051	117,572

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ping Identity Holding Corp.	700	$19,831
#*	Pixelworks, Inc.	10,016	40,965
*	Plexus Corp.	4,564	398,528
	Power Integrations, Inc.	7,290	752,401
	Progress Software Corp.	5,856	301,057
*	PTC, Inc.	4,883	621,850
*	Pure Storage, Inc., Class A	16,760	450,174
*	Q2 Holdings, Inc.	924	72,497
	QAD, Inc., Class B	92	8,042
*	Qorvo, Inc.	6,874	1,156,413
	QUALCOMM, Inc.	46,587	6,197,934
*	Qualys, Inc.	4,010	499,165
#*	QuickLogic Corp.	1,300	7,735
*	Rambus, Inc.	17,769	413,485
*	RealNetworks, Inc.	17,006	27,380
*	RF Industries Ltd.	4,019	30,585
*	Ribbon Communications, Inc.	15,493	84,747
	Richardson Electronics Ltd.	900	9,819
#*	Rimini Street, Inc.	6,715	69,903
*	RingCentral, Inc., Class A	529	128,960
*	Rogers Corp.	2,482	499,180
*	Sailpoint Technologies Holdings, Inc.	4,072	195,375
*	salesforce.com, Inc.	13,611	4,079,081
*	Sanmina Corp.	10,807	407,964
	Sapiens International Corp. NV	5,349	186,841
*	ScanSource, Inc.	3,244	116,070
	Seagate Technology Holdings PLC	12,867	1,146,064
*	SecureWorks Corp., Class A	1,655	30,485
*	Semtech Corp.	6,767	575,398
*	ServiceNow, Inc.	712	496,805
#*	ShotSpotter, Inc.	600	23,346
*	SigmaTron International, Inc.	1,880	16,544
*	Silicon Laboratories, Inc.	3,417	644,993
	Skyworks Solutions, Inc.	11,703	1,955,922
#*	SMART Global Holdings, Inc.	3,473	185,667
*	Smartsheet, Inc., Class A	3,365	232,219
*	SolarEdge Technologies, Inc.	983	348,650
	SolarWinds Corp.	5,470	88,067
*	Splunk, Inc.	1,241	204,542
*	SPS Commerce, Inc.	2,414	368,690
#*	Square, Inc., Class A	1,700	432,650
	SS&C Technologies Holdings, Inc.	12,712	1,010,223
*	StarTek, Inc.	2,316	12,738
#*	Steel Connect, Inc.	5,455	10,801
*	Stratasys Ltd.	9,417	297,012
#*	SunPower Corp.	1,257	42,311
*	Super Micro Computer, Inc.	7,652	270,804
	Switch, Inc., Class A	7,508	189,802
*	Synaptics, Inc.	5,180	1,007,873
#*	Synchronoss Technologies, Inc.	4,161	10,985
	SYNNEX Corp.	8,494	891,870
*	Synopsys, Inc.	2,590	862,936
	Taitron Components, Inc., Class A	1,898	7,687
	TE Connectivity Ltd.	10,209	1,490,514
*	Teledyne Technologies, Inc.	2,206	990,979
*	Teradata Corp.	11,794	667,069
	Teradyne, Inc.	14,666	2,027,428
*	TESSCO Technologies, Inc.	672	3,521
	Texas Instruments, Inc.	39,303	7,368,526

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trade Desk, Inc., Class A	7,716	$578,006
*	TransAct Technologies, Inc.	400	5,648
*	Trimble, Inc.	12,840	1,121,831
*	Trio-Tech International	100	450
	TTEC Holdings, Inc.	7,261	685,366
*	TTM Technologies, Inc.	14,881	197,024
#*	Turtle Beach Corp.	1,985	57,089
*	Twilio, Inc., Class A	1,765	514,250
*	Tyler Technologies, Inc.	931	505,738
#	Ubiquiti, Inc.	698	213,260
*	Ultra Clean Holdings, Inc.	6,838	338,960
*	Unisys Corp.	6,481	165,719
	Universal Display Corp.	2,107	386,002
*	Upland Software, Inc.	1,918	64,004
#*	Usio, Inc.	2,900	18,415
#*	Varonis Systems, Inc.	3,860	249,896
#*	Veeco Instruments, Inc.	5,144	124,948
#*	Verint Systems, Inc.	8,238	383,891
*	VeriSign, Inc.	4,227	941,226
#*	Verra Mobility Corp.	19,952	296,886
*	Viasat, Inc.	8,850	528,256
*	Viavi Solutions, Inc.	26,547	408,824
#	Visa, Inc., Class A	61,541	13,032,538
	Vishay Intertechnology, Inc.	22,767	437,582
*	Vishay Precision Group, Inc.	793	27,033
#*	VMware, Inc., Class A	1,858	281,859
*	Vonage Holdings Corp.	21,738	350,417
	Vontier Corp.	8,842	299,125
	Wayside Technology Group, Inc.	200	5,318
*	Western Digital Corp.	17,059	892,015
	Western Union Co.	37,354	680,590
*	WEX, Inc.	4,122	617,063
#*	WidePoint Corp.	3,619	18,348
#*	Wolfspeed, Inc.	7,335	881,007
*	Workday, Inc., Class A	1,069	309,989
	Xerox Holdings Corp.	28,998	516,164
	Xilinx, Inc.	10,402	1,872,360
	Xperi Holding Corp.	13,541	242,655
*	Zebra Technologies Corp., Class A	3,303	1,763,637
*	Zendesk, Inc.	863	87,853
*	Zix Corp.	5,219	44,205
*	Zoom Video Communications, Inc., Class A	1,696	465,806
#*	Zscaler, Inc.	501	159,749

TOTAL INFORMATION TECHNOLOGY			470,320,771

MATERIALS — (4.6%)
*	Advanced Emissions Solutions, Inc.	6,959	47,252
*	AdvanSix, Inc.	5,953	289,316
	Albemarle Corp.	6,034	1,511,336
*	Allegheny Technologies, Inc.	9,752	157,007
	Amcor PLC	74,077	894,109
	American Vanguard Corp.	4,707	73,335
*	Ampco-Pittsburgh Corp.	689	3,872
	AptarGroup, Inc.	7,061	852,828
*	Arconic Corp.	17,219	506,583
	Ashland Global Holdings, Inc.	8,717	836,919
	Avery Dennison Corp.	8,318	1,810,995
	Avient Corp.	14,493	780,883
*	Axalta Coating Systems Ltd.	33,036	1,030,393

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Balchem Corp.	3,382	$517,750
	Ball Corp.	26,652	2,438,125
*	Berry Global Group, Inc.	19,756	1,294,808
#*	Bioceres Crop Solutions Corp.	1,800	23,310
#	Caledonia Mining Corp. PLC	1,877	23,256
	Carpenter Technology Corp.	4,600	142,048
	Celanese Corp., Class A	5,817	939,504
*	Century Aluminum Co.	10,982	145,072
	Chase Corp.	1,440	138,240
*	Clearwater Paper Corp.	2,420	101,229
*	Coeur Mining, Inc.	32,142	203,459
	Commercial Metals Co.	21,515	692,353
	Compass Minerals International, Inc.	5,350	350,960
*	Core Molding Technologies, Inc.	1,483	16,313
	Corteva, Inc.	38,686	1,669,301
	Crown Holdings, Inc.	16,684	1,734,969
*	Domtar Corp.	9,965	543,989
	Dow, Inc.	50,058	2,801,746
	DuPont de Nemours, Inc.	21,890	1,523,544
	Eastman Chemical Co.	10,476	1,089,818
	Ecolab, Inc.	5,851	1,300,209
	Ecovyst, Inc.	6,556	76,574
	Element Solutions, Inc.	43,085	978,460
*	Ferro Corp.	15,399	323,687
»	Ferroglobe Representation & Warranty Insurance Trust	21,032	0
#*	Flexible Solutions International, Inc.	3,105	11,364
	FMC Corp.	10,539	959,154
*	Forterra, Inc.	6,920	164,834
	Fortitude Gold Corp.	2,144	14,558
	Freeport-McMoRan, Inc.	49,614	1,871,440
	FutureFuel Corp.	5,733	40,475
*	GCP Applied Technologies, Inc.	10,850	245,318
	Glatfelter Corp.	8,364	137,420
	Graphic Packaging Holding Co.	45,360	904,025
	Greif, Inc., Class A	5,069	327,863
	Greif, Inc., Class B	1,804	117,729
	Hawkins, Inc.	3,498	128,272
	Haynes International, Inc.	1,922	77,130
	HB Fuller Co.	7,835	552,446
	Hecla Mining Co.	75,093	434,038
	Huntsman Corp.	27,026	880,507
#*	Ikonics Corp.	1,200	31,848
*	Ingevity Corp.	6,013	468,473
	Innospec, Inc.	3,617	327,736
	International Flavors & Fragrances, Inc.	11,691	1,723,838
	International Paper Co.	26,362	1,309,401
*	Intrepid Potash, Inc.	1,065	51,876
	Kaiser Aluminum Corp.	1,125	109,282
*	Koppers Holdings, Inc.	2,199	77,163
*	Kraton Corp.	5,299	241,899
	Kronos Worldwide, Inc.	10,041	130,834
	Linde PLC	14,643	4,674,046
#*	Livent Corp.	13,699	386,586
	Louisiana-Pacific Corp.	15,390	906,933
	LyondellBasell Industries NV, Class A	34,597	3,211,294
	Martin Marietta Materials, Inc.	3,289	1,292,051
	Materion Corp.	3,754	270,964
	Mercer International, Inc.	9,632	103,737
	Minerals Technologies, Inc.	5,497	389,957

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Mosaic Co.	24,896	$1,034,927
	Myers Industries, Inc.	5,581	114,857
	Neenah, Inc.	2,801	141,563
	NewMarket Corp.	1,553	528,036
	Newmont Corp.	27,636	1,492,344
#	Nexa Resources SA	8,788	74,259
	Northern Technologies International Corp.	1,079	16,455
	Nucor Corp.	26,786	2,990,657
*	O-I Glass, Inc.	29,625	386,606
	Packaging Corp. of America	7,732	1,062,145
	PPG Industries, Inc.	20,120	3,230,668
#	Quaker Chemical Corp.	965	237,236
*	Ranpak Holdings Corp.	7,038	242,529
*	Rayonier Advanced Materials, Inc.	5,632	40,438
	Reliance Steel & Aluminum Co.	7,312	1,068,722
	Resolute Forest Products, Inc.	12,553	147,623
	Royal Gold, Inc.	5,046	499,655
	RPM International, Inc.	15,128	1,319,162
	Ryerson Holding Corp.	2,729	71,936
	Schnitzer Steel Industries, Inc., Class A	3,200	172,160
	Scotts Miracle-Gro Co.	5,681	843,401
	Sealed Air Corp.	13,133	779,050
	Sensient Technologies Corp.	6,428	614,517
	Sherwin-Williams Co.	11,694	3,702,437
	Silgan Holdings, Inc.	18,127	728,705
	Sonoco Products Co.	16,176	937,399
	Steel Dynamics, Inc.	32,841	2,170,133
	Stepan Co.	3,841	460,997
*	Summit Materials, Inc., Class A	19,243	686,013
*	Sylvamo Corp.	2,396	67,471
*	Trecora Resources	1,000	7,780
	Tredegar Corp.	4,800	57,888
*	TriMas Corp.	7,022	234,184
	Trinseo PLC	6,272	351,608
*	UFP Technologies, Inc.	1,356	83,923
	United States Lime & Minerals, Inc.	600	74,088
	Valvoline, Inc.	18,327	622,385
*	Venator Materials PLC	4,866	14,647
	Verso Corp., Class A	6,331	139,788
	Vulcan Materials Co.	6,953	1,321,904
	Westlake Chemical Corp.	8,677	844,619
	WestRock Co.	14,569	700,769
	Worthington Industries, Inc.	9,015	489,695

TOTAL MATERIALS			81,243,422

REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	21,086
*	CBRE Group, Inc., Class A	19,449	2,024,252
#	CTO Realty Growth, Inc.	494	26,483
#*	Cushman & Wakefield PLC	21,779	400,516
#	eXp World Holdings, Inc.	6,431	331,840
*	Forestar Group, Inc.	5,762	112,762
*	FRP Holdings, Inc.	1,450	82,940
*	Howard Hughes Corp.	9,125	795,061
	Indus Realty Trust, Inc.	381	26,556
*	Jones Lang LaSalle, Inc.	6,112	1,578,302
	Kennedy-Wilson Holdings, Inc.	22,401	501,110
*	Marcus & Millichap, Inc.	7,113	335,022
	Newmark Group, Inc., Class A	24,576	365,691

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Rafael Holdings, Inc., Class B	1,879	$14,205
	RE/MAX Holdings, Inc., Class A	3,265	103,860
*	Realogy Holdings Corp.	17,500	303,100
#*	Redfin Corp.	670	34,398
	RMR Group, Inc., Class A	2,582	89,828
	St. Joe Co.	7,837	368,496
*	Stratus Properties, Inc.	889	30,297
*	Tejon Ranch Co.	1,536	27,970

TOTAL REAL ESTATE			7,573,775

UTILITIES — (0.9%)
	American States Water Co.	4,161	377,985
	American Water Works Co., Inc.	6,942	1,209,158
	Artesian Resources Corp., Class A	900	36,198
	Atmos Energy Corp.	7,441	685,465
#	Avangrid, Inc.	3,917	206,426
	Avista Corp.	5,800	230,898
	Brookfield Renewable Corp., Class A	15,352	635,726
	California Water Service Group	4,692	285,649
	Chesapeake Utilities Corp.	1,966	257,684
	Clearway Energy, Inc., Class A	4,357	143,737
	Clearway Energy, Inc., Class C	7,141	253,363
	Consolidated Edison, Inc.	11,725	884,065
	Consolidated Water Co. Ltd.	959	10,654
	Edison International	11,696	736,029
	Essential Utilities, Inc.	13,979	657,992
	Eversource Energy	11,017	935,343
	Exelon Corp.	12,035	640,142
	Genie Energy Ltd., Class B	1,601	7,925
	Global Water Resources, Inc.	1,500	28,380
	MDU Resources Group, Inc.	21,737	667,978
#	Middlesex Water Co.	1,498	164,960
	New Jersey Resources Corp.	16,260	614,791
	Northwest Natural Holding Co.	2,744	123,727
	ONE Gas, Inc.	3,622	243,761
#	Ormat Technologies, Inc.	6,892	498,498
*	PG&E Corp.	65,094	755,090
	PNM Resources, Inc.	7,457	370,986
*	Pure Cycle Corp.	3,694	57,959
	RGC Resources, Inc.	150	3,318
	Sempra Energy	10,102	1,289,318
	SJW Group	2,694	177,588
#	South Jersey Industries, Inc.	8,056	183,355
	Southwest Gas Holdings, Inc.	4,256	294,728
	Spire, Inc.	4,326	271,500
#*	Sunnova Energy International, Inc.	11,507	512,752
	UGI Corp.	12,067	523,828
	Unitil Corp.	1,532	63,961
#	Via Renewables, Inc.	1,000	11,150
	York Water Co.	1,162	55,683

TOTAL UTILITIES			15,107,750

TOTAL COMMON STOCKS			1,738,951,082

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	29,110

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	639	$69,766

INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	3,380	106,132

TOTAL PREFERRED STOCKS		205,008

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
* FG Financial Group, Inc. Rights Exp 11/29/21	1,723	0

TOTAL INVESTMENT SECURITIES
(Cost $842,924,191)		1,739,156,090

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.025%	6,171,460	6,171,460

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	3,031,727	35,077,077

TOTAL INVESTMENTS — (100.0%) (Cost $884,170,124)		$1,780,404,627

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$138,399,476	—	$1,467	$138,400,943
Consumer Discretionary	253,290,424	—	387	253,290,811
Consumer Staples	93,121,817	$16,334	—	93,138,151
Energy	27,076,726	—	—	27,076,726
Financials	290,745,946	—	—	290,745,946
Health Care	119,614,518	—	86,525	119,701,043
Industrials	242,351,744	—	—	242,351,744
Information Technology	470,320,771	—	—	470,320,771
Materials	81,243,422	—	—	81,243,422
Real Estate	7,573,775	—	—	7,573,775
Utilities	15,107,750	—	—	15,107,750
Preferred Stocks
Communication Services	29,110	—	—	29,110
Consumer Discretionary	69,766	—	—	69,766
Industrials	106,132	—	—	106,132
Temporary Cash Investments	6,171,460	—	—	6,171,460
Securities Lending Collateral	—	35,077,077	—	35,077,077

TOTAL	$1,745,222,837	$35,093,411	$88,379^	$1,780,404,627

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (97.6%)
COMMUNICATION SERVICES — (9.4%)
	Activision Blizzard, Inc.	59,427	$4,646,597
*	Alphabet, Inc., Class A	32,807	97,138,902
*	Alphabet, Inc., Class C	32,329	95,868,740
*	Altice USA, Inc., Class A	72,276	1,178,099
#*	AMC Networks, Inc., Class A	14,620	581,730
*	Angi, Inc.	18,433	230,965
	AT&T, Inc.	207,990	5,253,827
	ATN International, Inc.	2,915	118,874
#*	Boston Omaha Corp., Class A	14,901	528,240
	Cable One, Inc.	1,803	3,085,312
*	Cargurus, Inc.	24,707	828,673
*	Cars.com, Inc.	37,498	488,224
*	Charter Communications, Inc., Class A	22,000	14,847,580
#*	Cinemark Holdings, Inc.	17,670	332,196
	Cogent Communications Holdings, Inc.	2,374	181,825
	Comcast Corp., Class A	491,051	25,254,753
*	comScore, Inc.	31,872	124,619
*	Consolidated Communications Holdings, Inc.	4,371	32,345
*	Daily Journal Corp.	490	168,178
#*	Discovery, Inc., Class A	35,709	837,019
*	Discovery, Inc., Class C	74,277	1,675,689
*	DISH Network Corp., Class A	70,297	2,887,098
#*	EchoStar Corp., Class A	20,951	491,510
	Electronic Arts, Inc.	36,174	5,073,403
*	Entercom Communications Corp.	46,777	151,090
	Entravision Communications Corp., Class A	7,104	56,619
*	Eventbrite, Inc., Class A	13,008	263,282
	EW Scripps Co., Class A	32,768	609,485
*	Facebook, Inc., Class A	328,037	106,142,932
#*	Fluent, Inc.	15,836	37,690
	Fox Corp., Class A	58,287	2,316,325
	Fox Corp., Class B	44,206	1,633,854
*	Gannett Co., Inc.	80,535	467,103
	Gray Television, Inc.	44,374	1,040,127
*	Hemisphere Media Group, Inc.	1,000	11,050
*	IDT Corp., Class B	7,865	380,430
*	iHeartMedia, Inc., Class A	37,167	720,296
*	IMAX Corp.	9,764	184,051
	Interpublic Group of Cos., Inc.	226,029	8,265,880
*	Iridium Communications, Inc.	43,710	1,772,440
	John Wiley & Sons, Inc., Class A	13,388	725,228
	John Wiley & Sons, Inc., Class B	200	10,822
*	Liberty Broadband Corp., Class A	3,489	560,927
*	Liberty Broadband Corp., Class C	26,594	4,320,195
*	Liberty Media Corp.-Liberty Braves, Class C	9,240	274,613
*	Liberty Media Corp.-Liberty Formula One, Class C	1,951	108,866
*	Liberty Media Corp.-Liberty SiriusXM, Class A	20,828	1,036,818
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	2,219,597
*	Liberty TripAdvisor Holdings, Inc., Class A	4,267	13,185
*	Live Nation Entertainment, Inc.	22,695	2,295,599
#	Loral Space & Communications, Inc.	3,100	154,442
#*	Madison Square Garden Entertainment Corp.	8,358	588,988
*	Marchex, Inc., Class B	1,552	5,091
*	Match Group, Inc.	21,277	3,208,146
»††	Media General, Inc.	7,656	432

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Meredith Corp.	11,393	$663,528
	National CineMedia, Inc.	18,917	60,156
*	Netflix, Inc.	71,751	49,530,433
	New York Times Co., Class A	37,000	2,019,830
	News Corp., Class A	83,596	1,914,348
	News Corp., Class B	44,107	995,054
»††	NewStar Financial, Inc.	4,932	501
	Nexstar Media Group, Inc., Class A	18,327	2,747,767
	Omnicom Group, Inc.	72,971	4,967,866
*	Pinterest, Inc., Class A	22,609	1,009,266
*	QuinStreet, Inc.	15,010	210,140
*	Roku, Inc.	4,539	1,383,941
	Scholastic Corp.	11,332	410,105
#*	Sciplay Corp., Class A	6,293	127,182
	Shenandoah Telecommunications Co.	5,787	159,953
#	Sirius XM Holdings, Inc.	208,535	1,269,978
*	Snap, Inc., Class A	56,189	2,954,418
*	Spotify Technology SA	12,543	3,629,944
*	Take-Two Interactive Software, Inc.	17,202	3,113,562
*	TechTarget, Inc.	6,809	642,157
	TEGNA, Inc.	93,070	1,829,756
#*	Thryv Holdings, Inc.	1,963	62,168
*	T-Mobile U.S., Inc.	73,312	8,433,079
*	Townsquare Media, Inc., Class A	1,712	22,804
#*	Travelzoo	800	8,208
*	TripAdvisor, Inc.	17,540	578,294
*	TrueCar, Inc.	28,167	118,020
*	Twitter, Inc.	66,952	3,584,610
	Verizon Communications, Inc.	384,921	20,396,964
#	ViacomCBS, Inc., Class A	1,311	51,037
	ViacomCBS, Inc., Class B	77,405	2,803,609
*	Walt Disney Co.	91,124	15,406,335
*	WideOpenWest, Inc.	7,500	142,875
#	World Wrestling Entertainment, Inc., Class A	9,617	587,503
*	Yelp, Inc.	19,479	752,474
#*	Zedge, Inc., Class B	148	1,706
#*	Ziff Davis, Inc.	16,614	2,131,078
*	Zillow Group, Inc., Class A	8,093	855,592
#*	Zillow Group, Inc., Class C	22,358	2,316,960
*	Zynga, Inc., Class A	166,908	1,231,781

TOTAL COMMUNICATION SERVICES			540,554,983

CONSUMER DISCRETIONARY — (13.9%)
*	1-800-Flowers.com, Inc., Class A	16,230	521,308
#*	2U, Inc.	23,275	687,544
	Aaron’s Co., Inc.	9,065	212,030
*	Abercrombie & Fitch Co., Class A	26,431	1,045,082
	Acushnet Holdings Corp.	27,826	1,417,456
*	Adient PLC	21,238	883,926
*	Adtalem Global Education, Inc.	43	1,588
	Advance Auto Parts, Inc.	21,255	4,793,428
*	Amazon.com, Inc.	38,043	128,297,354
#	American Eagle Outfitters, Inc.	81,215	1,928,044
*	American Outdoor Brands, Inc.	2,460	56,039
*	America’s Car-Mart, Inc.	3,515	420,007
*	Aptiv PLC	39,371	6,806,852
	Aramark	33,993	1,240,065
*	Arko Corp.	7,570	72,596
*	Asbury Automotive Group, Inc.	10,992	2,151,244

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Autoliv, Inc.	18,376	$1,779,716
*	AutoNation, Inc.	33,478	4,054,855
*	AutoZone, Inc.	2,858	5,101,073
*	Barnes & Noble Education, Inc.	8,742	90,742
	Bassett Furniture Industries, Inc.	1,000	16,890
	Bath & Body Works, Inc.	72,647	5,019,181
*	Beazer Homes USA, Inc.	16,885	305,787
#*	Bed Bath & Beyond, Inc.	43,959	617,184
	Best Buy Co., Inc.	82,214	10,049,839
	Big Lots, Inc.	18,270	808,447
*	Biglari Holdings, Inc., Class A	4	3,318
#*	BJ’s Restaurants, Inc.	4,790	159,603
#*	Bloomin’ Brands, Inc.	13,734	296,929
*	Bluegreen Vacations Holding Corp.	2,580	66,074
*	Booking Holdings, Inc.	2,634	6,376,335
*	Boot Barn Holdings, Inc.	8,600	898,614
	BorgWarner, Inc.	78,662	3,545,296
*	Bright Horizons Family Solutions, Inc.	208	34,528
*	Brinker International, Inc.	7,620	319,735
	Brunswick Corp.	24,176	2,250,544
	Buckle, Inc.	21,624	899,991
*	Burlington Stores, Inc.	5,989	1,654,701
	Caleres, Inc.	13,300	306,698
*	Callaway Golf Co.	31,212	844,285
#	Camping World Holdings, Inc., Class A	14,706	547,799
*	Capri Holdings Ltd.	58,450	3,111,878
*	CarMax, Inc.	40,563	5,553,886
#*	CarParts.com, Inc.	8,600	130,978
#	Carrols Restaurant Group, Inc.	3,123	11,461
	Carter’s, Inc.	22,287	2,195,715
#*	Carvana Co.	3,275	992,914
	Cato Corp., Class A	7,874	138,819
*	Cavco Industries, Inc.	3,656	878,829
	Century Communities, Inc.	26,771	1,795,263
#*	Cheesecake Factory, Inc.	4,899	199,095
#*	Chewy, Inc., Class A	12,822	971,908
#*	Chico’s FAS, Inc.	42,476	231,919
*	Children’s Place, Inc.	4,764	394,888
*	Chipotle Mexican Grill, Inc.	1,766	3,141,767
*	Chuy’s Holdings, Inc.	1,407	41,028
*	Citi Trends, Inc.	4,712	364,520
	Columbia Sportswear Co.	22,033	2,287,907
#*	Conn’s, Inc.	10,463	233,011
*	Container Store Group, Inc.	9,388	103,831
»††	Contra Zagg, Inc.	2,300	207
*	Cooper-Standard Holdings, Inc.	2,500	64,850
	Cracker Barrel Old Country Store, Inc.	5,970	795,025
*	Crocs, Inc.	12,938	2,088,840
	Crown Crafts, Inc.	1,603	11,862
	Culp, Inc.	400	5,292
	Dana, Inc.	29,727	659,642
*	Dave & Buster’s Entertainment, Inc.	6,303	234,030
*	Deckers Outdoor Corp.	8,861	3,502,842
	Del Taco Restaurants, Inc.	3,674	30,641
*	Delta Apparel, Inc.	231	6,202
*	Denny’s Corp.	13,874	220,597
#*	Designer Brands, Inc., Class A	23,730	321,067
#	Dick’s Sporting Goods, Inc.	25,057	3,112,330
	Dillard’s, Inc., Class A	7,368	1,703,040

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dine Brands Global, Inc.	2,815	$237,896
	Dollar General Corp.	40,589	8,991,275
*	Dollar Tree, Inc.	61,608	6,638,878
	Domino’s Pizza, Inc.	1,212	592,632
*	Dorman Products, Inc.	5,159	538,496
	DR Horton, Inc.	138,452	12,359,610
*	Duluth Holdings, Inc., Class B	1,285	18,414
	eBay, Inc.	138,858	10,653,186
*	El Pollo Loco Holdings, Inc.	8,900	130,830
	Escalade, Inc.	1,044	19,533
#	Ethan Allen Interiors, Inc.	10,184	236,371
*	Etsy, Inc.	34,653	8,687,161
*	Everi Holdings, Inc.	14,851	356,424
*	Expedia Group, Inc.	8,799	1,446,644
*	Fiesta Restaurant Group, Inc.	521	5,491
*	Five Below, Inc.	14,838	2,927,537
	Flexsteel Industries, Inc.	1,661	46,508
*	Floor & Decor Holdings, Inc., Class A	22,018	2,992,687
	Foot Locker, Inc.	41,776	1,991,462
*	Ford Motor Co.	515,270	8,800,812
*	Fossil Group, Inc.	28,786	340,251
*	Fox Factory Holding Corp.	4,672	751,958
#	Franchise Group, Inc.	2,020	74,336
*	frontdoor, Inc.	20,364	759,170
*	Funko, Inc., Class A	6,142	100,667
#	Gap, Inc.	100,754	2,286,108
	Garmin Ltd.	23,476	3,371,154
*	General Motors Co.	248,547	13,528,413
*	Genesco, Inc.	5,487	332,457
	Gentex Corp.	46,710	1,653,067
*	Gentherm, Inc.	6,163	453,782
	Genuine Parts Co.	44,561	5,842,393
*	G-III Apparel Group Ltd.	24,245	694,862
#*	GoPro, Inc., Class A	24,590	211,720
	Graham Holdings Co., Class B	741	434,115
*	Grand Canyon Education, Inc.	845	67,347
*	Green Brick Partners, Inc.	19,788	515,477
	Group 1 Automotive, Inc.	10,400	1,869,920
	Guess?, Inc.	39,648	821,110
	H&R Block, Inc.	12,980	299,449
#	Hamilton Beach Brands Holding Co., Class A	2,900	43,500
	Hanesbrands, Inc.	97,553	1,662,303
	Harley-Davidson, Inc.	81,149	2,961,127
	Hasbro, Inc.	61,822	5,920,075
#	Haverty Furniture Cos., Inc.	9,089	260,854
#*	Helen of Troy Ltd.	2,970	668,102
	Hibbett, Inc.	7,948	615,493
*	Hilton Grand Vacations, Inc.	11,006	553,382
	Home Depot, Inc.	155,443	57,784,381
	Hooker Furniture Corp.	4,239	106,865
*	Horizon Global Corp.	467	3,465
*	Hovnanian Enterprises, Inc., Class A	1,200	101,112
*	Hyatt Hotels Corp., Class A	3,975	338,670
	Installed Building Products, Inc.	15,704	1,995,193
#*	International Game Technology PLC	103,432	3,050,210
#*	iRobot Corp.	8,196	683,710
	Jack in the Box, Inc.	3,644	360,574
	Johnson Outdoors, Inc., Class A	4,369	463,900
	KB Home	49,972	2,006,376

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Kohl’s Corp.	53,608	$2,601,596
#	Kontoor Brands, Inc.	16,095	853,035
*	Lakeland Industries, Inc.	1,175	24,569
*	Lands’ End, Inc.	13,508	354,990
*	Las Vegas Sands Corp.	11,546	448,100
	La-Z-Boy, Inc.	14,341	476,695
*	Lazydays Holdings, Inc.	2,854	60,191
	LCI Industries	11,156	1,557,824
	Lear Corp.	20,731	3,562,622
	Leggett & Platt, Inc.	53,067	2,486,189
	Lennar Corp., Class A	63,792	6,374,735
	Lennar Corp., Class B	5,765	473,191
#	Levi Strauss & Co., Class A	929	24,321
*	LGI Homes, Inc.	15,438	2,304,893
	Lifetime Brands, Inc.	3,039	51,541
*	Lincoln Educational Services Corp.	4,082	29,390
*	Liquidity Services, Inc.	6,369	140,628
	Lithia Motors, Inc., Class A	10,056	3,210,076
*	LKQ Corp.	83,502	4,599,290
#*	Lovesac Co.	3,397	265,000
	Lowe’s Cos., Inc.	82,736	19,345,332
*	Lululemon Athletica, Inc.	25,330	11,804,033
*	Lumber Liquidators Holdings, Inc.	6,809	123,107
*	M/I Homes, Inc.	4,720	270,267
	Macy’s, Inc.	146,492	3,877,643
*	Malibu Boats, Inc., Class A	9,170	647,494
	Marine Products Corp.	1,421	18,004
*	MarineMax, Inc.	9,769	505,937
*	MasterCraft Boat Holdings, Inc.	14,511	388,605
#*	Mattel, Inc.	69,073	1,506,482
	McDonald’s Corp.	66,182	16,250,990
	MDC Holdings, Inc.	46,071	2,256,558
*	Meritage Homes Corp.	7,013	762,383
	MGM Resorts International	8,144	384,071
*	Modine Manufacturing Co.	13,597	149,567
	Monro, Inc.	10,879	671,887
*	Motorcar Parts of America, Inc.	1,259	23,820
	Movado Group, Inc.	6,505	216,617
	Murphy USA, Inc.	14,002	2,281,626
	Nathan’s Famous, Inc.	200	12,500
#*	National Vision Holdings, Inc.	24,356	1,501,304
#*	Nautilus, Inc.	12,818	131,128
	Newell Brands, Inc.	138,193	3,163,238
	NIKE, Inc., Class B	311,649	52,135,761
*	Noodles & Co.	7,000	85,050
*	Nordstrom, Inc.	34,009	977,079
*	NVR, Inc.	1,550	7,586,940
*	ODP Corp.	22,416	970,613
#*	Ollie’s Bargain Outlet Holdings, Inc.	18,614	1,259,423
#*	OneSpaWorld Holdings Ltd.	10,155	109,674
#	OneWater Marine, Inc., Class A	1,092	48,419
*	O’Reilly Automotive, Inc.	11,724	7,296,080
	Oxford Industries, Inc.	5,424	502,913
	Papa John’s International, Inc.	5,227	648,566
*	Party City Holdco, Inc.	16,085	116,938
	Patrick Industries, Inc.	6,454	502,831
#*	Peloton Interactive, Inc., Class A	9,758	892,272
#*	Penn National Gaming, Inc.	6,814	487,882
	Penske Automotive Group, Inc.	32,041	3,397,948

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	PetMed Express, Inc.	3,207	$91,175
*	Planet Fitness, Inc., Class A	19,850	1,579,067
*	PlayAGS, Inc.	2,600	22,932
#	Polaris, Inc.	21,752	2,500,392
	Pool Corp.	6,611	3,405,723
	PulteGroup, Inc.	153,192	7,365,471
#*	Purple Innovation, Inc.	12,757	246,210
*	PVH Corp.	23,408	2,559,197
*	Quotient Technology, Inc.	34,246	220,544
	Qurate Retail, Inc., Class A	284,809	2,973,406
	Ralph Lauren Corp.	15,762	2,004,454
	RCI Hospitality Holdings, Inc.	2,033	137,837
	Rent-A-Center, Inc.	31,405	1,672,630
*	Revolve Group, Inc.	10,625	797,300
#*	RH	4,062	2,679,417
	Rocky Brands, Inc.	2,430	132,557
	Ross Stores, Inc.	89,367	10,116,344
*	Ruth’s Hospitality Group, Inc.	6,863	132,730
*	Sally Beauty Holdings, Inc.	39,256	599,047
*	Scientific Games Corp., Class A	8,548	684,267
	Service Corp. International	19,455	1,332,473
*	Shake Shack, Inc., Class A	4,940	341,700
	Shoe Carnival, Inc.	9,453	320,173
	Shutterstock, Inc.	13,633	1,651,638
	Signet Jewelers Ltd.	28,516	2,543,057
*	Skechers USA, Inc., Class A	43,898	2,028,527
*	Skyline Champion Corp.	25,852	1,636,949
#*	Sleep Number Corp.	6,945	613,521
#	Sonic Automotive, Inc., Class A	11,575	572,152
*	Sonos, Inc.	25,569	834,061
*	Sportsman’s Warehouse Holdings, Inc.	8,400	144,984
	Standard Motor Products, Inc.	4,500	215,550
	Starbucks Corp.	60,374	6,403,870
	Steven Madden Ltd.	21,062	949,896
#*	Stitch Fix, Inc., Class A	13,287	459,730
*	Stoneridge, Inc.	4,700	89,206
#	Strategic Education, Inc.	1,474	100,542
	Superior Group of Cos., Inc.	2,597	67,496
	Tapestry, Inc.	101,822	3,969,022
	Target Corp.	89,907	23,341,655
*	Taylor Morrison Home Corp.	85,510	2,610,620
	Tempur Sealy International, Inc.	56,041	2,492,143
*	Terminix Global Holdings, Inc.	30,718	1,243,465
*	Tesla, Inc.	41,407	46,127,398
	Texas Roadhouse, Inc.	9,464	840,498
#	Thor Industries, Inc.	19,480	1,986,181
	Tilly’s, Inc., Class A	9,904	137,468
	TJX Cos., Inc.	218,471	14,307,666
	Toll Brothers, Inc.	56,111	3,376,199
*	TopBuild Corp.	7,756	1,993,059
	Tractor Supply Co.	28,013	6,083,583
	Travel & Leisure Co.	10,369	563,451
*	Tri Pointe Homes, Inc.	74,908	1,812,025
*	Tupperware Brands Corp.	10,331	229,761
*	Ulta Beauty, Inc.	15,117	5,553,381
#*	Under Armour, Inc., Class A	43,304	950,956
*	Under Armour, Inc., Class C	53,975	1,019,048
*	Unifi, Inc.	2,171	52,147
*	Universal Electronics, Inc.	3,365	138,571

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Technical Institute, Inc.	2,800	$19,712
*	Urban Outfitters, Inc.	38,399	1,226,080
	Vail Resorts, Inc.	2,453	845,574
#*	Veoneer, Inc.	6,794	239,149
*	Vera Bradley, Inc.	19,800	194,238
	VF Corp.	51,392	3,745,449
*	Victoria’s Secret & Co.	24,215	1,222,131
*	Visteon Corp.	9,352	1,058,459
*	VOXX International Corp.	7,000	79,170
#*	Wayfair, Inc., Class A	10,428	2,597,615
	Wendy’s Co.	64,210	1,431,883
	Weyco Group, Inc.	1,334	30,442
	Whirlpool Corp.	23,568	4,968,841
#	Williams-Sonoma, Inc.	31,963	5,936,488
	Wingstop, Inc.	5,698	982,734
	Winmark Corp.	415	96,620
#	Winnebago Industries, Inc.	15,388	1,041,614
	Wolverine World Wide, Inc.	24,959	827,890
#*	Wynn Resorts Ltd.	8,926	801,555
*	XPEL, Inc.	1,306	99,125
*	YETI Holdings, Inc.	14,730	1,448,401
	Yum! Brands, Inc.	33,004	4,123,520
*	Zumiez, Inc.	11,415	464,591

TOTAL CONSUMER DISCRETIONARY			799,523,367

CONSUMER STAPLES — (5.1%)
	Alico, Inc.	390	13,884
	Andersons, Inc.	9,289	316,383
	B&G Foods, Inc.	4,822	141,960
*	BellRing Brands, Inc., Class A	4,196	112,537
*	BJ’s Wholesale Club Holdings, Inc.	30,887	1,805,036
#*	Boston Beer Co., Inc., Class A	2,106	1,037,163
	Brown-Forman Corp., Class A	9,188	588,308
	Brown-Forman Corp., Class B	49,361	3,351,118
	Calavo Growers, Inc.	2,429	97,646
#	Campbell Soup Co.	61,387	2,452,411
	Casey’s General Stores, Inc.	15,950	3,055,063
#*	Celsius Holdings, Inc.	6,798	656,143
#*	Central Garden & Pet Co.	2,583	133,231
*	Central Garden & Pet Co., Class A	9,918	458,212
*	Chefs’ Warehouse, Inc.	15,442	538,463
	Church & Dwight Co., Inc.	55,119	4,815,196
	Clorox Co.	15,321	2,497,476
	Coca-Cola Co.	471,218	26,562,559
	Coca-Cola Consolidated, Inc.	2,653	1,064,914
	Colgate-Palmolive Co.	86,541	6,593,559
	Constellation Brands, Inc., Class A	20,738	4,496,206
	Costco Wholesale Corp.	67,351	33,105,711
*	Coty, Inc., Class A	354,785	3,008,577
*	Darling Ingredients, Inc.	24,005	2,028,903
	Edgewell Personal Care Co.	24,670	863,203
*	elf Beauty, Inc.	17,014	549,722
#	Energizer Holdings, Inc.	22,443	818,496
	Estee Lauder Cos., Inc., Class A	45,576	14,781,664
*	Farmer Bros Co.	4,900	36,995
	Flowers Foods, Inc.	46,150	1,142,212
	Fresh Del Monte Produce, Inc.	6,265	209,815
*	Freshpet, Inc.	2,255	351,577
	General Mills, Inc.	135,591	8,379,524

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Grocery Outlet Holding Corp.	29,683	$658,666
#*	Hain Celestial Group, Inc.	34,947	1,568,072
*	Herbalife Nutrition Ltd.	35,997	1,670,261
*	Hostess Brands, Inc.	43,137	815,721
#	Ingles Markets, Inc., Class A	6,895	477,065
	Inter Parfums, Inc.	10,682	986,803
	J M Smucker Co.	26,265	3,226,918
	J&J Snack Foods Corp.	2,953	435,715
	John B. Sanfilippo & Son, Inc.	1,549	130,890
#	Kellogg Co.	54,901	3,365,431
	Keurig Dr Pepper, Inc.	70,028	2,527,310
	Kraft Heinz Co.	111,903	4,016,199
	Kroger Co.	225,879	9,039,678
	Lamb Weston Holdings, Inc.	15,234	859,959
	Lancaster Colony Corp.	4,727	803,590
*	Landec Corp.	1,591	15,464
*	Lifevantage Corp.	2,374	16,262
	McCormick & Co., Inc.	46,008	3,691,222
	McCormick & Co., Inc.	400	32,496
	Medifast, Inc.	3,664	719,133
*	Monster Beverage Corp.	52,057	4,424,845
#	National Beverage Corp.	15,334	864,838
*	Natural Alternatives International, Inc.	1,014	12,776
	Natural Grocers by Vitamin Cottage, Inc.	2,440	29,719
#	Natural Health Trends Corp.	187	1,402
	Nature’s Sunshine Products, Inc.	900	14,211
*	NewAge, Inc.	30,795	45,577
	Nu Skin Enterprises, Inc., Class A	24,658	990,019
	Oil-Dri Corp. of America	489	17,027
	PepsiCo, Inc.	115,059	18,593,534
*	Performance Food Group Co.	42,051	1,901,967
*	Post Holdings, Inc.	13,585	1,378,606
	PriceSmart, Inc.	10,286	740,078
	Procter & Gamble Co.	283,948	40,601,724
#*	Rite Aid Corp.	29,832	405,417
*	Seneca Foods Corp., Class A	504	26,021
*	Simply Good Foods Co.	18,795	745,222
	SpartanNash Co.	16,618	384,540
	Spectrum Brands Holdings, Inc.	16,044	1,504,125
#*	Sprouts Farmers Market, Inc.	58,387	1,292,688
	Sysco Corp.	88,788	6,827,797
#	Tootsie Roll Industries, Inc.	6,795	215,062
*	TreeHouse Foods, Inc.	11,515	416,152
*	U.S. Foods Holding Corp.	73,838	2,559,963
*	United Natural Foods, Inc.	32,392	1,405,489
	United-Guardian, Inc.	1,797	25,176
*	USANA Health Sciences, Inc.	8,727	847,043
	Village Super Market, Inc., Class A	2,601	57,924
	Walgreens Boots Alliance, Inc.	207,300	9,747,246
	Walmart, Inc.	248,026	37,060,045
#	Weis Markets, Inc.	12,018	676,734
*	Willamette Valley Vineyards, Inc.	500	7,500

TOTAL CONSUMER STAPLES			294,941,189

ENERGY — (0.9%)
	Adams Resources & Energy, Inc.	101	2,964
#*	Alto Ingredients, Inc.	8,505	45,247
	Archrock, Inc.	122,289	1,001,547
*	Aspen Aerogels, Inc.	9,663	526,247

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Baker Hughes Co.	152,776	$3,831,622
	Cactus, Inc., Class A	16,888	734,628
*	ChampionX Corp.	106,728	2,799,475
#*	Clean Energy Fuels Corp.	43,049	396,912
	Core Laboratories NV	22,033	573,078
#	CVR Energy, Inc.	30,056	576,174
#*	Dawson Geophysical Co.	287	666
*	Delek U.S. Holdings, Inc.	28,045	545,475
#*	DMC Global, Inc.	8,310	347,192
*	Dril-Quip, Inc.	17,927	422,360
	Equitrans Midstream Corp.	100,398	1,035,103
*	Expro Group Holdings NV	17,003	291,601
*	Exterran Corp.	25,198	107,847
	Falcon Minerals Corp.	5,700	33,516
#*	Forum Energy Technologies, Inc.	1,231	27,710
#*	FTS International, Inc., Class A	300	7,950
*	Geospace Technologies Corp.	3,600	34,236
*	Helix Energy Solutions Group, Inc.	125,835	475,656
	Helmerich & Payne, Inc.	22,974	713,113
	HollyFrontier Corp.	37,478	1,266,756
#*	Liberty Oilfield Services, Inc., Class A	99,757	1,288,860
	Marathon Petroleum Corp.	42,969	2,832,946
*	Nabors Industries Ltd.	1,666	170,765
*	Natural Gas Services Group, Inc.	3,000	34,110
*	Newpark Resources, Inc.	88,168	299,771
*	NexTier Oilfield Solutions, Inc.	94,851	423,036
*	NOV, Inc.	168,871	2,367,571
*	Oceaneering International, Inc.	78,931	1,073,462
#*	Oil States International, Inc.	38,178	231,359
	Patterson-UTI Energy, Inc.	79,336	679,116
*	PBF Energy, Inc., Class A	45,566	665,719
	Phillips 66	43,263	3,235,207
*	ProPetro Holding Corp.	57,896	555,223
*	Renewable Energy Group, Inc.	19,039	1,218,496
*	REX American Resources Corp.	2,581	226,999
*	RPC, Inc.	86,838	468,057
	Schlumberger NV	315,240	10,169,642
*	Select Energy Services, Inc., Class A	65,163	391,630
	Solaris Oilfield Infrastructure, Inc., Class A	4,830	36,660
*	Technip Energies NV, ADR	25,903	396,834
*	TechnipFMC PLC	258,930	1,908,314
*	Teekay Tankers Ltd., Class A	7,837	108,778
*	TETRA Technologies, Inc.	35,998	116,274
#	Texas Pacific Land Corp.	1,922	2,447,994
#*	Transocean Ltd.	71,603	252,759
*	U.S. Silica Holdings, Inc.	10,175	98,494
	Valero Energy Corp.	58,023	4,486,919
	World Fuel Services Corp.	14,851	453,401

TOTAL ENERGY			52,435,471

FINANCIALS — (15.5%)
	1st Constitution Bancorp	1,118	26,586
	1st Source Corp.	11,484	554,448
	ACNB Corp.	674	18,703
	Affiliated Managers Group, Inc.	19,859	3,333,929
	Aflac, Inc.	160,301	8,603,355
*	Alleghany Corp.	4,130	2,690,199
	Allegiance Bancshares, Inc.	6,562	257,034
	Allstate Corp.	117,996	14,592,565

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ally Financial, Inc.	112,785	$5,384,356
	A-Mark Precious Metals, Inc.	6,249	468,613
*	Ambac Financial Group, Inc.	16,253	274,838
#*	Amerant Bancorp, Inc.	1,200	31,860
*	Amerant Bancorp, Inc., Class B	1,079	26,824
	American Equity Investment Life Holding Co.	58,923	1,877,876
	American Express Co.	92,343	16,047,367
	American Financial Group, Inc.	30,612	4,164,456
	American International Group, Inc.	128,955	7,619,951
	American National Bankshares, Inc.	1,300	48,230
	American National Group, Inc.	8,809	1,671,155
	Ameriprise Financial, Inc.	44,460	13,432,700
	Ameris Bancorp	18,224	954,755
	AMERISAFE, Inc.	13,084	775,750
	AmeriServ Financial, Inc.	3,000	11,970
	Ames National Corp.	512	12,657
	Aon PLC, Class A	38,112	12,192,791
*	Arch Capital Group Ltd.	125,963	5,267,773
	Ares Management Corp., Class A	16,927	1,434,394
	Argo Group International Holdings Ltd.	22,504	1,239,970
	Arrow Financial Corp.	1,864	66,824
	Arthur J Gallagher & Co.	39,426	6,610,557
	Artisan Partners Asset Management, Inc., Class A	20,380	1,009,625
*	AssetMark Financial Holdings, Inc.	13,051	334,628
	Associated Banc-Corp.	59,848	1,333,413
	Associated Capital Group, Inc., Class A	670	24,354
	Assurant, Inc.	18,171	2,931,164
	Assured Guaranty Ltd.	36,145	2,008,939
*	Athene Holding Ltd., Class A	84,486	7,351,127
*	Atlantic Capital Bancshares, Inc.	4,603	126,629
	Atlantic Union Bankshares Corp.	16,559	593,971
*	Atlanticus Holdings Corp.	3,253	252,075
	Auburn National BanCorp, Inc.	400	13,528
	Axis Capital Holdings Ltd.	54,623	2,844,220
*	Axos Financial, Inc.	26,620	1,410,860
#	B. Riley Financial, Inc.	9,799	702,196
	Banc of California, Inc.	19,483	396,089
	BancFirst Corp.	11,358	738,384
*	Bancorp, Inc.	17,743	542,049
	Bank of America Corp.	441,396	21,089,901
	Bank of Hawaii Corp.	14,004	1,183,338
	Bank of Marin Bancorp	3,571	136,091
	Bank of New York Mellon Corp.	61,700	3,652,640
	Bank of NT Butterfield & Son Ltd.	9,036	324,392
	Bank of Princeton	708	21,438
#	Bank of South Carolina Corp.	350	7,004
	Bank OZK	32,500	1,451,775
	BankFinancial Corp.	1,550	17,654
	BankUnited, Inc.	36,351	1,474,397
	Bankwell Financial Group, Inc.	459	13,632
	Banner Corp.	13,093	756,252
	Bar Harbor Bankshares	1,356	40,273
*	Baycom Corp.	656	12,392
	Berkshire Hills Bancorp, Inc.	19,061	517,506
	BGC Partners, Inc., Class A	122,947	660,225
	BlackRock, Inc.	21,066	19,874,928
	Blackstone, Inc.	57,039	7,895,338
*	Blucora, Inc.	3,816	63,040
	BOK Financial Corp.	21,201	2,144,905

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Bridgewater Bancshares, Inc.	1,630	$29,487
*	Brighthouse Financial, Inc.	35,415	1,778,895
	BrightSphere Investment Group, Inc.	27,886	836,022
	Brookline Bancorp, Inc.	33,400	536,070
	Brown & Brown, Inc.	70,566	4,453,420
*	BRP Group, Inc., Class A	2,578	94,097
	Bryn Mawr Bank Corp.	7,030	325,770
	Business First Bancshares, Inc.	925	24,679
	Byline Bancorp, Inc.	12,751	328,466
	C&F Financial Corp.	202	10,336
	Cadence Bank	62,643	1,817,911
	Cambridge Bancorp	1,038	95,299
	Camden National Corp.	4,050	192,780
*	Cannae Holdings, Inc.	15,701	535,404
	Capital City Bank Group, Inc.	2,327	62,526
	Capital One Financial Corp.	89,764	13,557,057
	Capitol Federal Financial, Inc.	62,311	755,832
	Capstar Financial Holdings, Inc.	2,354	51,717
	Cathay General Bancorp	31,475	1,327,930
	Cboe Global Markets, Inc.	16,943	2,235,459
	CBTX, Inc.	2,095	56,984
	Central Pacific Financial Corp.	5,722	157,298
	Central Valley Community Bancorp	1,512	32,251
	Century Bancorp, Inc., Class A	255	29,363
	CF Bankshares, Inc.	1,038	20,864
	Charles Schwab Corp.	149,845	12,291,785
	Chemung Financial Corp.	900	41,625
	Chubb Ltd.	72,820	14,227,572
	Cincinnati Financial Corp.	33,505	4,068,847
	CIT Group, Inc.	6,080	301,142
	Citigroup, Inc.	281,027	19,435,827
	Citizens & Northern Corp.	1,544	39,387
	Citizens Financial Group, Inc.	57,711	2,734,347
#*	Citizens, Inc.	4,745	30,558
	City Holding Co.	5,664	450,741
	Civista Bancshares, Inc.	2,072	49,852
	CME Group, Inc.	14,925	3,291,709
	CNA Financial Corp.	13,819	619,920
	CNB Financial Corp.	2,020	51,853
	CNO Financial Group, Inc.	7,390	178,395
*	Coastal Financial Corp.	1,753	66,702
	Codorus Valley Bancorp, Inc.	849	18,585
	Cohen & Steers, Inc.	11,985	1,137,257
	Colony Bankcorp, Inc.	989	18,593
	Columbia Banking System, Inc.	18,781	640,996
*	Columbia Financial, Inc.	41,851	779,266
	Comerica, Inc.	19,842	1,688,356
	Commerce Bancshares, Inc.	26,495	1,868,162
	Community Bank System, Inc.	15,227	1,091,319
	Community Bankers Trust Corp.	1,900	22,154
	Community Financial Corp.	92	3,507
	Community Trust Bancorp, Inc.	5,088	222,244
#	Community West Bancshares	1,400	18,340
	ConnectOne Bancorp, Inc.	15,155	511,178
*	Consumer Portfolio Services, Inc.	2,632	17,187
	County Bancorp, Inc.	489	17,311
	Cowen, Inc., Class A	8,579	323,686
	Crawford & Co., Class A	2,485	21,470
	Crawford & Co., Class B	3,005	24,821

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Credit Acceptance Corp.	5,709	$3,415,181
#	Cullen/Frost Bankers, Inc.	17,570	2,275,315
	Curo Group Holdings Corp.	7,060	121,291
*	Customers Bancorp, Inc.	15,155	807,610
	CVB Financial Corp.	34,296	686,606
	Diamond Hill Investment Group, Inc.	1,753	380,156
	Dime Community Bancshares, Inc.	17,175	612,804
	Discover Financial Services	81,471	9,232,294
	Donegal Group, Inc., Class A	14,292	203,661
*	Donnelley Financial Solutions, Inc.	13,002	498,237
	Eagle Bancorp, Inc.	13,350	755,476
	East West Bancorp, Inc.	37,101	2,948,787
#*	eHealth, Inc.	11,013	488,427
	Employers Holdings, Inc.	13,115	506,239
#*	Encore Capital Group, Inc.	14,337	774,485
*	Enova International, Inc.	17,477	566,954
*	Enstar Group Ltd.	9,703	2,239,258
	Enterprise Bancorp, Inc.	881	32,729
	Enterprise Financial Services Corp.	5,162	242,717
	Equitable Holdings, Inc.	162,214	5,434,169
	Equity Bancshares, Inc., Class A	500	16,730
#	Erie Indemnity Co., Class A	14,677	3,020,673
*	Esquire Financial Holdings, Inc.	910	29,102
	ESSA Bancorp, Inc.	1,868	30,355
	Essent Group Ltd.	48,964	2,350,272
	Evans Bancorp, Inc.	394	15,740
	Evercore, Inc., Class A	21,273	3,230,092
	Everest Re Group Ltd.	13,057	3,414,405
*	EZCORP, Inc., Class A	7,270	54,234
	FactSet Research Systems, Inc.	6,284	2,789,405
	Farmers & Merchants Bancorp, Inc.	657	16,675
	Farmers National Banc Corp.	1,526	27,193
	FB Financial Corp.	15,283	692,778
	Federal Agricultural Mortgage Corp., Class C	4,638	584,805
	Federated Hermes, Inc.	40,734	1,356,850
	FedNat Holding Co.	566	1,438
*	FG Financial Group, Inc.	1,900	7,334
	Fidelity National Financial, Inc.	80,735	3,868,014
	Fifth Third Bancorp	45,834	1,995,154
	Financial Institutions, Inc.	3,311	105,687
	First American Financial Corp.	63,194	4,622,009
	First BanCorp	90,917	1,241,017
	First BanCorp	12,632	611,641
	First Bancorp, Inc.	1,624	48,184
	First Bancshares, Inc.	2,412	97,083
	First Bank	1,208	18,168
	First Busey Corp.	25,205	642,475
	First Business Financial Services, Inc.	1,369	39,975
	First Capital, Inc.	400	16,112
	First Citizens BancShares, Inc., Class A	2,440	1,985,916
	First Commonwealth Financial Corp.	38,311	586,158
	First Community Bankshares, Inc.	2,068	67,045
	First Community Corp.	1,506	30,301
	First Financial Bancorp	41,503	986,941
	First Financial Bankshares, Inc.	35,617	1,806,494
	First Financial Corp.	1,687	72,288
	First Financial Northwest, Inc.	1,300	21,450
	First Foundation, Inc.	16,008	425,973
	First Guaranty Bancshares, Inc.	605	12,530

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Hawaiian, Inc.	47,843	$1,319,988
	First Horizon Corp.	145,965	2,477,026
	First Internet Bancorp	909	30,942
#	First Interstate BancSystem, Inc., Class A	10,687	444,259
	First Merchants Corp.	14,025	583,159
	First Mid Bancshares, Inc.	350	15,078
	First Midwest Bancorp, Inc.	49,178	946,676
#	First Northwest Bancorp	817	14,747
	First of Long Island Corp.	12,744	256,537
	First Republic Bank	21,039	4,551,367
#	First Savings Financial Group, Inc.	714	19,835
	First U.S. Bancshares, Inc.	700	7,805
	First United Corp.	402	7,590
*	First Western Financial, Inc.	900	26,118
	FirstCash, Inc.	13,770	1,218,232
	Flagstar Bancorp, Inc.	31,741	1,497,858
	Flushing Financial Corp.	13,093	314,494
	FNB Corp.	118,534	1,380,921
	Franklin Financial Services Corp.	387	12,578
	Franklin Resources, Inc.	64,285	2,024,335
	FS Bancorp, Inc.	1,212	41,766
	Fulton Financial Corp.	68,884	1,109,032
	GAMCO Investors, Inc., Class A	1,439	38,062
*	Genworth Financial, Inc., Class A	310,878	1,277,709
#	German American Bancorp, Inc.	7,528	296,754
	Glacier Bancorp, Inc.	38,997	2,156,144
#	Glen Burnie Bancorp	300	3,477
#	Global Indemnity Group LLC, Class A	1,893	46,549
	Globe Life, Inc.	29,133	2,593,420
	Goldman Sachs Group, Inc.	82,494	34,098,895
	Great Southern Bancorp, Inc.	5,348	301,788
	Great Western Bancorp, Inc.	13,347	454,465
*	Green Dot Corp., Class A	22,267	943,230
#	Greene County Bancorp, Inc.	3,316	112,877
	Greenhill & Co., Inc.	3,044	47,852
*	Greenlight Capital Re Ltd., Class A	12,078	89,740
	Guaranty Bancshares, Inc.	581	21,811
	Guaranty Federal Bancshares, Inc.	101	2,409
	Hamilton Lane, Inc., Class A	7,221	754,667
	Hancock Whitney Corp.	18,226	901,822
	Hanmi Financial Corp.	1,858	41,229
	Hanover Insurance Group, Inc.	20,422	2,573,172
	HarborOne Bancorp, Inc.	17,022	244,606
	Hartford Financial Services Group, Inc.	122,190	8,911,317
	Hawthorn Bancshares, Inc.	660	15,820
	HCI Group, Inc.	3,180	426,152
	Heartland Financial USA, Inc.	16,470	825,476
#	Hennessy Advisors, Inc.	1,267	14,621
	Heritage Commerce Corp.	16,589	198,902
	Heritage Financial Corp.	12,193	302,874
	Heritage Insurance Holdings, Inc.	5,231	34,211
	Hilltop Holdings, Inc.	10,662	377,861
#	Hingham Institution For Savings	221	79,834
*	HMN Financial, Inc.	600	13,986
	Home Bancorp, Inc.	196	8,183
	Home BancShares, Inc.	56,950	1,353,132
	HomeStreet, Inc.	7,599	358,369
	HomeTrust Bancshares, Inc.	2,385	72,504
	Hope Bancorp, Inc.	47,320	690,399

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Horace Mann Educators Corp.	20,657	$809,341
	Horizon Bancorp, Inc.	18,244	347,913
	Houlihan Lokey, Inc.	17,724	1,986,506
*	Howard Bancorp, Inc.	900	18,639
	Huntington Bancshares, Inc.	79,496	1,251,267
	IF Bancorp, Inc.	1,300	29,289
	Independence Holding Co.	2,412	118,309
	Independent Bank Corp.	8,118	685,971
	Independent Bank Corp.	6,401	144,215
	Independent Bank Group, Inc.	11,179	808,130
	Interactive Brokers Group, Inc., Class A	10,638	753,702
	Intercontinental Exchange, Inc.	24,428	3,382,301
	International Bancshares Corp.	24,898	1,055,675
	Invesco Ltd.	120,175	3,053,647
	Investar Holding Corp.	440	8,228
	Investors Bancorp, Inc.	91,862	1,405,489
	Investors Title Co.	67	12,985
	James River Group Holdings Ltd.	21,155	675,902
	Janus Henderson Group PLC	73,993	3,440,674
	JPMorgan Chase & Co.	415,765	70,634,316
	Kearny Financial Corp.	33,320	447,154
	Kemper Corp.	36,214	2,298,865
	KeyCorp	101,323	2,357,786
	Kingstone Cos., Inc.	1,394	8,016
	Kinsale Capital Group, Inc.	5,810	1,087,341
	KKR & Co., Inc.	73,499	5,855,665
	Lake Shore Bancorp, Inc.	663	9,905
	Lakeland Bancorp, Inc.	18,707	336,352
#	Lakeland Financial Corp.	7,937	570,432
	Landmark Bancorp, Inc.	478	13,690
	Lazard Ltd., Class A	42,867	2,100,054
	LCNB Corp.	917	15,635
*	LendingClub Corp.	36,786	1,690,685
#*	LendingTree, Inc.	2,645	426,877
	Level One Bancorp, Inc.	511	16,051
*	Limestone Bancorp, Inc.	1,000	18,250
	Lincoln National Corp.	63,698	4,595,811
#	Live Oak Bancshares, Inc.	11,444	1,020,576
	Loews Corp.	5,495	308,105
	LPL Financial Holdings, Inc.	35,900	5,888,318
	Luther Burbank Corp.	1,713	24,856
	M&T Bank Corp.	11,234	1,652,746
	Macatawa Bank Corp.	3,313	27,829
*	Magyar Bancorp, Inc.	1,343	15,189
*	Maiden Holdings Ltd.	26,869	87,593
*	MainStreet Bancshares, Inc.	515	12,875
*	Malvern Bancorp, Inc.	515	8,657
*	Markel Corp.	2,231	2,929,593
	MarketAxess Holdings, Inc.	4,200	1,716,414
	Marlin Business Services Corp.	300	6,876
	Marsh & McLennan Cos., Inc.	44,822	7,476,310
*	MBIA, Inc.	3,063	47,599
	Mercantile Bank Corp.	3,791	130,297
	Merchants Bancorp	13,164	584,877
	Mercury General Corp.	35,359	1,926,712
	Meridian Bancorp, Inc.	23,558	546,546
	Meridian Corp.	1,050	31,710
	Meta Financial Group, Inc.	11,998	665,169
	MetLife, Inc.	124,338	7,808,426

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Metropolitan Bank Holding Corp.	2,400	$218,064
	MGIC Investment Corp.	147,516	2,383,859
#	Mid Penn Bancorp, Inc.	810	22,696
	Middlefield Banc Corp.	954	23,850
	Midland States Bancorp, Inc.	6,651	170,665
	MidWestOne Financial Group, Inc.	1,531	47,997
	Moelis & Co., Class A	24,951	1,814,936
	Moody’s Corp.	26,783	10,824,349
	Morgan Stanley	203,317	20,896,921
	Morningstar, Inc.	11,925	3,777,244
*	Mr Cooper Group, Inc.	33,693	1,477,101
	MSCI, Inc., Class A	11,059	7,352,908
	MVB Financial Corp.	945	40,342
	Nasdaq, Inc.	16,062	3,370,932
	National Bank Holdings Corp., Class A	12,016	521,134
	National Bankshares, Inc.	507	18,886
	National Western Life Group, Inc., Class A	1,264	271,773
	Navient Corp.	103,670	2,042,299
	NBT Bancorp, Inc.	8,704	319,350
	Nelnet, Inc., Class A	13,645	1,127,486
	New York Community Bancorp, Inc.	184,824	2,297,362
*	NI Holdings, Inc.	962	19,125
*	Nicholas Financial, Inc.	2,510	29,869
*	Nicolet Bankshares, Inc.	3,189	229,257
*	NMI Holdings, Inc., Class A	35,731	867,549
	Northeast Bank	1,100	36,410
	Northern Trust Corp.	28,610	3,520,174
	Northfield Bancorp, Inc.	23,216	407,441
	Northrim BanCorp, Inc.	383	17,013
	Northwest Bancshares, Inc.	62,183	858,125
	Norwood Financial Corp.	600	15,702
#	Oak Valley Bancorp	817	14,093
	OceanFirst Financial Corp.	26,516	587,860
*	Ocwen Financial Corp.	3,051	95,832
	OFG Bancorp	19,192	497,073
	Ohio Valley Banc Corp.	243	6,770
	Old National Bancorp	62,245	1,063,145
	Old Point Financial Corp.	189	3,990
	Old Republic International Corp.	178,231	4,603,707
	Old Second Bancorp, Inc.	1,641	22,219
	OneMain Holdings, Inc.	57,480	3,035,519
*	Open Lending Corp., Class A	8,122	256,005
	Oppenheimer Holdings, Inc., Class A	4,778	248,695
	Origin Bancorp, Inc.	5,668	252,793
	Orrstown Financial Services, Inc.	1,386	32,862
	Pacific Premier Bancorp, Inc.	22,240	933,858
	PacWest Bancorp	44,953	2,133,919
*	Palomar Holdings, Inc.	7,865	719,254
#	Park National Corp.	5,221	671,368
	Parke Bancorp, Inc.	661	14,654
	Pathfinder Bancorp, Inc.	900	14,922
#	PCB Bancorp	653	13,909
	PCSB Financial Corp.	610	11,657
	Peapack-Gladstone Financial Corp.	2,215	74,313
	Penns Woods Bancorp, Inc.	853	20,301
	PennyMac Financial Services, Inc.	10,313	640,025
	Peoples Bancorp of North Carolina, Inc.	1,287	36,165
	Peoples Bancorp, Inc.	6,928	221,419
	Peoples Financial Services Corp.	500	22,890

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	People’s United Financial, Inc.	71,928	$1,232,846
	Pinnacle Financial Partners, Inc.	21,604	2,086,298
	Piper Sandler Cos	7,407	1,219,859
	PJT Partners, Inc., Class A	4,492	367,401
#	Plumas Bancorp	646	23,863
	PNC Financial Services Group, Inc.	20,167	4,255,842
*	Ponce de Leon Federal Bank	877	13,602
	Popular, Inc.	31,365	2,554,366
*	PRA Group, Inc.	19,003	814,849
	Preferred Bank	5,125	351,421
	Premier Financial Corp.	16,625	530,005
	Primerica, Inc.	19,688	3,312,309
	Primis Financial Corp.	1,339	20,286
	Principal Financial Group, Inc.	61,526	4,127,779
	ProAssurance Corp.	30,967	709,454
	PROG Holdings, Inc.	18,130	733,358
	Progressive Corp.	121,266	11,505,718
	Prosperity Bancshares, Inc.	26,448	1,991,799
	Provident Bancorp, Inc.	1,077	19,408
	Provident Financial Holdings, Inc.	990	16,880
	Provident Financial Services, Inc.	31,560	781,426
	Prudential Bancorp, Inc.	879	13,176
	Prudential Financial, Inc.	77,746	8,555,947
	Pzena Investment Management, Inc., Class A	1,038	11,293
	QCR Holdings, Inc.	7,128	393,038
	Radian Group, Inc.	77,752	1,855,940
	Raymond James Financial, Inc.	48,816	4,812,769
#	RBB Bancorp	2,496	64,072
	Regional Management Corp.	1,439	73,504
	Regions Financial Corp.	96,306	2,280,526
	Reinsurance Group of America, Inc.	21,490	2,537,539
	RenaissanceRe Holdings Ltd.	16,838	2,387,628
	Renasant Corp.	23,164	866,565
	Republic Bancorp, Inc., Class A	2,095	113,172
#	Richmond Mutual BanCorp, Inc.	1,351	21,481
	Riverview Bancorp, Inc.	1,676	12,386
	RLI Corp.	20,377	2,207,033
	S&P Global, Inc.	28,162	13,353,294
	S&T Bancorp, Inc.	12,318	376,438
	Safety Insurance Group, Inc.	8,226	645,001
	Salisbury Bancorp, Inc.	800	41,840
	Sandy Spring Bancorp, Inc.	20,416	968,943
	Santander Consumer USA Holdings, Inc.	77,511	3,232,209
	SB Financial Group, Inc.	1,621	30,313
	Seacoast Banking Corp. of Florida	18,946	690,203
*	Security National Financial Corp., Class A	996	8,795
	SEI Investments Co.	48,837	3,078,684
	Selective Insurance Group, Inc.	26,664	2,089,658
#*	Selectquote, Inc.	8,462	112,460
	ServisFirst Bancshares, Inc.	15,346	1,232,437
	Severn Bancorp, Inc.	1,832	24,970
#	Shore Bancshares, Inc.	1,820	33,634
	Sierra Bancorp	1,779	44,404
	Signature Bank	9,397	2,798,615
	Silvercrest Asset Management Group, Inc., Class A	953	15,248
	Simmons First National Corp., Class A	41,068	1,227,523
*	SiriusPoint Ltd.	27,906	262,316
	SLM Corp.	138,971	2,550,118
	SmartFinancial, Inc.	900	23,391

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Sound Financial Bancorp, Inc.	200	$8,624
	South State Corp.	29,372	2,293,659
*	Southern First Bancshares, Inc.	700	37,709
	Southern Missouri Bancorp, Inc.	700	38,080
	Southside Bancshares, Inc.	11,359	469,354
	Spirit of Texas Bancshares, Inc.	722	17,566
	State Auto Financial Corp.	17,321	888,741
	State Street Corp.	31,595	3,113,687
	StepStone Group, Inc., Class A	6,489	304,853
	Sterling Bancorp	66,877	1,702,020
*	Sterling Bancorp, Inc.	2,334	12,627
	Stewart Information Services Corp.	13,897	989,049
	Stifel Financial Corp.	29,988	2,185,226
	Stock Yards Bancorp, Inc.	6,829	418,276
*	StoneX Group, Inc.	6,136	424,059
	Summit Financial Group, Inc.	488	12,263
	Summit State Bank	923	16,105
*	SVB Financial Group	12,707	9,116,002
	Synchrony Financial	219,637	10,202,139
	Synovus Financial Corp.	40,986	1,909,538
	T Rowe Price Group, Inc.	43,107	9,349,046
	Territorial Bancorp, Inc.	1,317	33,044
*	Texas Capital Bancshares, Inc.	19,486	1,180,852
	TFS Financial Corp.	46,218	899,402
	Timberland Bancorp, Inc.	618	17,149
	Tiptree, Inc.	5,883	91,834
	Tompkins Financial Corp.	5,586	458,666
	Towne Bank	14,459	455,748
	Travelers Cos., Inc.	85,116	13,693,462
	TriCo Bancshares	9,493	416,078
*	TriState Capital Holdings, Inc.	7,877	236,704
*	Triumph Bancorp, Inc.	9,377	1,099,922
	Truist Financial Corp.	83,260	5,284,512
	TrustCo Bank Corp. NY	14,125	474,035
	Trustmark Corp.	23,825	757,873
	U.S. Bancorp	38,874	2,346,823
	UMB Financial Corp.	19,051	1,882,620
	Umpqua Holdings Corp.	95,453	1,952,014
	United Bancorp, Inc.	1,200	18,012
	United Bancshares, Inc.	300	8,766
	United Bankshares, Inc.	49,769	1,840,955
	United Community Banks, Inc.	32,621	1,136,516
	United Fire Group, Inc.	21,363	436,446
	United Insurance Holdings Corp.	21,600	82,512
	United Security Bancshares	3,542	28,017
	Unity Bancorp, Inc.	600	15,210
	Universal Insurance Holdings, Inc.	17,456	257,825
	Univest Financial Corp.	13,273	380,935
	Unum Group	104,966	2,673,484
	Valley National Bancorp	160,043	2,122,170
	Value Line, Inc.	245	8,440
	Veritex Holdings, Inc.	15,978	654,299
#	Victory Capital Holdings, Inc., Class A	7,859	297,856
	Virtu Financial, Inc., Class A	53,574	1,332,921
#	Virtus Investment Partners, Inc.	2,733	874,560
	Voya Financial, Inc.	45,606	3,181,931
	Walker & Dunlop, Inc.	19,179	2,494,613
	Washington Federal, Inc.	28,286	1,000,193
	Washington Trust Bancorp, Inc.	5,572	304,566

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	8,901	$183,984
#	Webster Financial Corp.	35,358	1,978,634
	Wells Fargo & Co.	251,527	12,868,121
	WesBanco, Inc.	15,851	551,139
	West BanCorp, Inc.	2,622	83,117
	Westamerica BanCorp.	9,110	507,974
	Western Alliance Bancorp	27,292	3,168,328
	Western New England Bancorp, Inc.	2,300	22,379
	White Mountains Insurance Group Ltd.	1,380	1,455,886
	Willis Towers Watson PLC	24,666	5,976,078
	Wintrust Financial Corp.	20,536	1,817,436
#	WisdomTree Investments, Inc.	69,753	445,722
#*	World Acceptance Corp.	3,007	557,468
	WR Berkley Corp.	66,279	5,275,808
	WSFS Financial Corp.	17,838	924,187
	WVS Financial Corp.	100	1,557
	Zions Bancorp NA	34,432	2,168,872

TOTAL FINANCIALS			891,739,210

HEALTH CARE — (13.6%)
#*	10X Genomics, Inc., Class A	3,860	622,502
	Abbott Laboratories	96,878	12,486,605
	AbbVie, Inc.	267,455	30,669,065
*	ABIOMED, Inc.	8,178	2,715,423
*	ACADIA Pharmaceuticals, Inc.	13,168	236,366
*	Acceleron Pharma, Inc.	5,359	933,431
#*	Accuray, Inc.	46,485	231,960
»††	Achillion Pharmaceuticals, Inc.	15,963	23,146
*	Adaptive Biotechnologies Corp.	15,391	514,213
#*	Adverum Biotechnologies, Inc.	12,221	27,742
#*	Aeglea BioTherapeutics, Inc.	2,100	15,372
	Agilent Technologies, Inc.	55,283	8,706,520
#*	Agios Pharmaceuticals, Inc.	8,240	387,280
#*	Akebia Therapeutics, Inc.	70,006	200,917
#*	Akero Therapeutics, Inc.	7,764	166,848
#*	Albireo Pharma, Inc.	3,349	97,858
*	Align Technology, Inc.	7,372	4,602,856
#*	Allakos, Inc.	5,521	555,302
#*	Allogene Therapeutics, Inc.	9,926	171,124
*	Allscripts Healthcare Solutions, Inc.	70,922	977,305
#*	Alnylam Pharmaceuticals, Inc.	12,863	2,052,420
#*	Alphatec Holdings, Inc.	16,904	198,284
*	Amedisys, Inc.	6,299	1,066,673
	AmerisourceBergen Corp.	57,743	7,045,801
	Amgen, Inc.	86,514	17,905,803
*	Amicus Therapeutics, Inc.	2,900	30,450
*	AMN Healthcare Services, Inc.	20,154	1,989,200
*	Amneal Pharmaceuticals, Inc.	40,935	224,733
*	Amphastar Pharmaceuticals, Inc.	11,078	206,937
*	AnaptysBio, Inc.	12,900	424,410
*	AngioDynamics, Inc.	15,177	434,062
*	ANI Pharmaceuticals, Inc.	589	22,017
*	Anika Therapeutics, Inc.	4,935	205,543
*	Antares Pharma, Inc.	87,391	326,842
	Anthem, Inc.	50,809	22,108,520
#*	Apollo Medical Holdings, Inc.	4,405	302,315
*	Arcus Biosciences, Inc.	5,232	174,958
*	Arcutis Biotherapeutics, Inc.	2,908	61,591
#*	Ardelyx, Inc.	11,447	13,851

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Arena Pharmaceuticals, Inc.	7,664	$439,837
*	Arvinas, Inc.	4,106	355,497
#*	Atara Biotherapeutics, Inc.	16,529	255,869
#*	Athenex, Inc.	4,585	11,646
*	AtriCure, Inc.	7,571	568,279
	Atrion Corp.	613	446,264
*	Avanos Medical, Inc.	19,966	629,728
*	Avantor, Inc.	134,162	5,417,462
*	Avrobio, Inc.	4,993	28,061
#*	Axcella Health, Inc.	1,735	5,552
*	AxoGen, Inc.	9,935	150,913
#*	Axonics, Inc.	6,683	490,198
#*	Aytu BioPharma, Inc.	2,637	6,566
	Becton Dickinson & Co.	20,678	4,954,242
*	BioDelivery Sciences International, Inc.	5,560	22,685
*	Biogen, Inc.	31,011	8,270,013
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,676	380,848
*	BioMarin Pharmaceutical, Inc.	25,090	1,987,881
*	Bio-Rad Laboratories, Inc., Class A	2,438	1,937,430
	Bio-Techne Corp.	6,195	3,244,012
#*	Bluebird Bio, Inc.	9,783	229,020
*	Blueprint Medicines Corp.	8,086	909,594
*	Boston Scientific Corp.	95,945	4,138,108
	Bristol-Myers Squibb Co.	305,915	17,865,436
	Bruker Corp.	45,795	3,677,338
*	Calithera Biosciences, Inc.	5,200	10,036
#*	Cara Therapeutics, Inc.	3,651	61,446
	Cardinal Health, Inc.	113,237	5,413,861
*	Cardiovascular Systems, Inc.	11,173	391,949
*	Castlight Health, Inc., Class B	29,700	53,460
*	Catalent, Inc.	16,040	2,211,274
*	Catalyst Biosciences, Inc.	4,779	15,723
#*	Catalyst Pharmaceuticals, Inc.	22,500	132,750
*	Celldex Therapeutics, Inc.	1,618	68,830
*	Centene Corp.	89,409	6,369,497
	Cerner Corp.	82,577	6,134,645
*	Change Healthcare, Inc.	39,030	840,316
*	Charles River Laboratories International, Inc.	8,160	3,661,229
	Chemed Corp.	2,171	1,046,965
*	ChemoCentryx, Inc.	1,925	67,009
*	Chimerix, Inc.	28,501	149,345
	Cigna Corp.	68,560	14,645,102
#*	Codexis, Inc.	10,600	368,562
#*	Collegium Pharmaceutical, Inc.	5,728	112,441
*	Computer Programs & Systems, Inc.	7,089	255,913
	CONMED Corp.	8,123	1,188,232
	Cooper Cos., Inc.	6,571	2,739,581
*	Corcept Therapeutics, Inc.	10,606	190,908
*	CorVel Corp.	8,512	1,559,569
*	Covetrus, Inc.	45,154	911,659
*	Crinetics Pharmaceuticals, Inc.	2,525	62,948
#*	CRISPR Therapeutics AG	10,258	936,863
*	Cross Country Healthcare, Inc.	9,956	206,388
*	CryoLife, Inc.	11,098	229,063
*	Cue Biopharma, Inc.	13,497	164,798
*	Cumberland Pharmaceuticals, Inc.	1,705	4,586
*	Cutera, Inc.	1,819	78,217
	CVS Health Corp.	249,508	22,276,074
#*	Cymabay Therapeutics, Inc.	8,753	34,137

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	CytomX Therapeutics, Inc.	3,708	$21,988
	Danaher Corp.	57,527	17,935,193
*	DaVita, Inc.	30,314	3,129,617
*	Deciphera Pharmaceuticals, Inc.	5,625	187,819
*	Denali Therapeutics, Inc.	10,695	517,103
	DENTSPLY SIRONA, Inc.	28,455	1,627,911
*	DexCom, Inc.	4,930	3,072,425
*	Eagle Pharmaceuticals, Inc.	2,161	113,172
#*	Editas Medicine, Inc.	17,323	636,101
*	Edwards Lifesciences Corp.	59,708	7,154,213
#*	Eiger BioPharmaceuticals, Inc.	3,191	21,507
*	Elanco Animal Health, Inc.	88,665	2,915,305
»	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	25,254
	Eli Lilly & Co.	55,799	14,215,353
*	Emergent BioSolutions, Inc.	12,985	618,995
*	Enanta Pharmaceuticals, Inc.	8,794	754,965
*	Endo International PLC	19,244	81,787
*	Envista Holdings Corp.	46,144	1,804,230
#*	Enzo Biochem, Inc.	1,646	5,662
*	Evolent Health, Inc., Class A	32,987	965,529
#*	Exact Sciences Corp.	3,483	331,651
*	Exelixis, Inc.	19,111	411,078
*	Fate Therapeutics, Inc.	7,151	384,724
#*	FibroGen, Inc.	7,001	77,851
#*	Fluidigm Corp.	25,184	129,698
*	FONAR Corp.	776	12,416
#*	Frequency Therapeutics, Inc.	1,936	12,158
#*	Fulcrum Therapeutics, Inc.	1,700	37,638
#*	G1 Therapeutics, Inc.	14,605	211,626
*	Generation Bio Co.	2,670	55,963
	Gilead Sciences, Inc.	220,677	14,317,524
*	Glaukos Corp.	4,803	219,545
#*	Global Blood Therapeutics, Inc.	4,426	161,638
*	Globus Medical, Inc., Class A	17,669	1,363,517
*	Great Elm Group, Inc.	393	786
#*	Guardant Health, Inc.	3,060	357,377
*	Haemonetics Corp.	11,817	811,946
*	Halozyme Therapeutics, Inc.	24,085	916,916
*	Hanger, Inc.	9,076	169,540
*	Harvard Bioscience, Inc.	3,317	24,977
#*	Health Catalyst, Inc.	4,892	257,515
*	HealthEquity, Inc.	26,202	1,734,048
*	HealthStream, Inc.	14,850	395,159
*	Henry Schein, Inc.	34,549	2,637,816
#*	Heron Therapeutics, Inc.	7,284	80,197
*	Heska Corp.	1,685	376,648
	Hill-Rom Holdings, Inc.	17,285	2,677,446
*	Hologic, Inc.	78,013	5,719,133
*	Horizon Therapeutics PLC	16,100	1,930,551
	Humana, Inc.	25,036	11,595,674
*	ICU Medical, Inc.	10,531	2,465,623
*	IDEXX Laboratories, Inc.	4,139	2,757,153
*	Illumina, Inc.	8,419	3,494,390
*	Inari Medical, Inc.	2,037	184,389
*	Incyte Corp.	19,359	1,296,666
*	InfuSystem Holdings, Inc.	2,116	35,189
*	Innoviva, Inc.	14,687	256,288
*	Inogen, Inc.	5,653	224,141

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Inovalon Holdings, Inc., Class A	19,191	$782,801
*	Insulet Corp.	4,651	1,441,903
*	Integer Holdings Corp.	12,489	1,124,260
*	Integra LifeSciences Holdings Corp.	18,336	1,218,611
*	Intellia Therapeutics, Inc.	11,057	1,470,360
#*	Intra-Cellular Therapies, Inc.	19,496	839,693
*	Intuitive Surgical, Inc.	19,317	6,975,948
#*	Invacare Corp.	17,436	86,134
#*	Ionis Pharmaceuticals, Inc.	27,047	861,988
#*	Iovance Biotherapeutics, Inc.	24,097	585,798
*	IQVIA Holdings, Inc.	35,728	9,340,014
*	iRadimed Corp.	1,652	61,653
#*	iRhythm Technologies, Inc.	2,717	190,570
#*	Ironwood Pharmaceuticals, Inc.	40,134	512,511
*	iTeos Therapeutics, Inc.	1,949	52,136
*	IVERIC bio, Inc.	21,365	378,161
*	Jazz Pharmaceuticals PLC	3,382	449,941
	Johnson & Johnson	396,883	64,644,303
#*	Joint Corp.	1,721	150,553
#*	Jounce Therapeutics, Inc.	30,124	264,489
#*	Kala Pharmaceuticals, Inc.	3,757	6,537
#*	Karuna Therapeutics, Inc.	6,892	967,499
#*	Kiniksa Pharmaceuticals Ltd., Class A	3,240	33,664
#*	Krystal Biotech, Inc.	7,585	379,933
#*	Kura Oncology, Inc.	10,428	171,228
*	Laboratory Corp. of America Holdings	16,388	4,703,684
#*	Lannett Co., Inc.	400	1,092
*	Lantheus Holdings, Inc.	19,041	445,369
	LeMaitre Vascular, Inc.	5,455	283,715
*	LENSAR, Inc.	1,319	9,431
*	Lexicon Pharmaceuticals, Inc.	2,827	14,955
*	LHC Group, Inc.	7,898	1,062,992
#*	Ligand Pharmaceuticals, Inc.	3,037	443,220
#*	LivaNova PLC	13,536	1,038,482
*	MacroGenics, Inc.	13,803	269,573
*	Madrigal Pharmaceuticals, Inc.	4,322	336,036
*	Magellan Health, Inc.	10,591	1,004,345
#*	Marinus Pharmaceuticals, Inc.	2,161	24,852
*	Masimo Corp.	9,791	2,776,140
	McKesson Corp.	38,419	7,986,542
*»	MedCath Corp.	117	0
*	MEDNAX, Inc.	28,892	786,729
*	Medpace Holdings, Inc.	8,275	1,874,701
	Medtronic PLC	101,387	12,152,246
	Merck & Co., Inc.	210,029	18,493,053
*	Meridian Bioscience, Inc.	9,117	171,491
*	Merit Medical Systems, Inc.	17,637	1,186,265
*	Merrimack Pharmaceuticals, Inc.	2,200	9,460
#*	Mersana Therapeutics, Inc.	5,538	47,405
#	Mesa Laboratories, Inc.	573	175,166
*	Mettler-Toledo International, Inc.	3,222	4,771,395
#*	Mirati Therapeutics, Inc.	5,514	1,042,256
*	Moderna, Inc.	46,175	15,940,072
*	ModivCare, Inc.	3,946	642,290
#*	Molecular Templates, Inc.	3,072	16,036
*	Molina Healthcare, Inc.	25,689	7,596,751
*	Morphic Holding, Inc.	2,364	135,930
*	Mustang Bio, Inc.	28,710	64,310
*	Myriad Genetics, Inc.	15,325	471,550

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	NanoString Technologies, Inc.	3,269	$157,893
*	Natera, Inc.	8,947	1,025,058
	National Research Corp.	4,399	190,477
*	Natus Medical, Inc.	11,914	298,446
#*	Nektar Therapeutics	35,192	533,511
*	Neogen Corp.	16,246	687,368
#*	NeoGenomics, Inc.	28,513	1,311,598
*	Neurocrine Biosciences, Inc.	1,437	151,474
*	Nevro Corp.	3,326	378,299
#*	NextCure, Inc.	2,418	19,876
*	NextGen Healthcare, Inc.	28,664	471,809
*	NGM Biopharmaceuticals, Inc.	4,289	79,218
*	Novavax, Inc.	8,052	1,198,379
*	Novocure Ltd.	7,457	764,864
*	NuVasive, Inc.	10,233	546,033
*	Omnicell, Inc.	9,633	1,716,119
#*	Oncocyte Corp.	2,723	8,931
#*	OPKO Health, Inc.	171,993	651,853
#*	OptimizeRx Corp.	2,546	246,198
*	Option Care Health, Inc.	50,018	1,366,992
*	OraSure Technologies, Inc.	11,284	120,400
	Organon & Co.	45,296	1,664,628
	Owens & Minor, Inc.	34,940	1,253,647
*	Pacira BioSciences, Inc.	5,489	286,965
#*»††	PDL BioPharma, Inc.	17,391	45,043
*	Pennant Group, Inc.	2,661	68,042
#*	Penumbra, Inc.	3,786	1,047,018
	PerkinElmer, Inc.	31,544	5,579,818
	Perrigo Co. PLC	29,024	1,310,434
#*	Personalis, Inc.	4,187	82,149
	Pfizer, Inc.	314,539	13,757,936
#*	Phathom Pharmaceuticals, Inc.	1,653	38,895
	Premier, Inc., Class A	42,364	1,650,078
*	Prestige Consumer Healthcare, Inc.	8,105	486,219
#*	Pro-Dex, Inc.	1,452	35,240
*	Progyny, Inc.	9,662	593,537
*	Protagonist Therapeutics, Inc.	5,126	159,726
*	Prothena Corp. PLC	11,664	645,602
*	Psychemedics Corp.	600	4,986
*	Quanterix Corp.	3,651	184,777
	Quest Diagnostics, Inc.	25,203	3,699,296
*	Quidel Corp.	3,142	417,163
*	R1 RCM, Inc.	52,691	1,143,395
*	RadNet, Inc.	11,558	359,338
*	RAPT Therapeutics, Inc.	1,537	48,538
*	Regeneron Pharmaceuticals, Inc.	16,302	10,432,302
*	REGENXBIO, Inc.	16,403	581,322
*	Repligen Corp.	7,789	2,262,705
#*	Replimune Group, Inc.	12,671	373,921
	ResMed, Inc.	27,793	7,307,058
#*	Revance Therapeutics, Inc.	5,599	76,986
#*	Rhythm Pharmaceuticals, Inc.	8,744	100,643
*	Rigel Pharmaceuticals, Inc.	10,783	36,231
#*	Rocket Pharmaceuticals, Inc.	10,114	300,487
#*	Sage Therapeutics, Inc.	16,128	650,926
#*	Sangamo Therapeutics, Inc.	74,347	603,698
*	Sarepta Therapeutics, Inc.	809	64,016
*	Schrodinger, Inc.	2,054	112,107
*	Seagen, Inc.	9,210	1,623,999

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	SeaSpine Holdings Corp.	289	$4,323
*	Sharps Compliance Corp.	10,800	89,100
*	Shockwave Medical, Inc.	3,170	677,429
*	SI-BONE, Inc.	4,400	99,220
#*	Sierra Oncology, Inc.	2,502	50,716
*	SIGA Technologies, Inc.	2,512	18,112
#	Simulations Plus, Inc.	1,301	65,701
#*	Spectrum Pharmaceuticals, Inc.	36,562	66,908
#*	Spero Therapeutics, Inc.	1,266	22,231
#*	SpringWorks Therapeutics, Inc.	7,926	531,518
*	STAAR Surgical Co.	904	107,088
	STERIS PLC	7,681	1,795,357
*	Stoke Therapeutics, Inc.	3,338	76,207
	Stryker Corp.	31,892	8,485,504
*	Supernus Pharmaceuticals, Inc.	4,453	132,922
#*	Surface Oncology, Inc.	5,738	42,576
*	Surgalign Holdings, Inc.	7,852	7,548
*	Surmodics, Inc.	3,112	173,214
#*	Sutro Biopharma, Inc.	6,100	122,976
*	Syndax Pharmaceuticals, Inc.	5,336	103,785
*	Syneos Health, Inc.	29,067	2,713,114
*	Tactile Systems Technology, Inc.	2,940	101,401
*	Tandem Diabetes Care, Inc.	2,348	320,103
*	Taro Pharmaceutical Industries Ltd.	3,972	220,724
*	TCR2 Therapeutics, Inc.	4,873	30,700
#*	Teladoc Health, Inc.	15,642	2,339,887
	Teleflex, Inc.	5,519	1,969,952
	Thermo Fisher Scientific, Inc.	46,034	29,142,744
*	Tivity Health, Inc.	8,313	207,991
*	Travere Therapeutics, Inc.	3,350	96,514
*	Triple-S Management Corp., Class B	7,807	275,509
*	Twist Bioscience Corp.	3,283	390,020
#	U.S. Physical Therapy, Inc.	3,880	418,497
*	Ultragenyx Pharmaceutical, Inc.	7,815	655,835
*	United Therapeutics Corp.	3,086	588,685
	UnitedHealth Group, Inc.	181,781	83,704,697
	Utah Medical Products, Inc.	407	39,410
*	Vanda Pharmaceuticals, Inc.	9,558	163,633
#*	Vapotherm, Inc.	3,372	77,118
*	Veeva Systems, Inc., Class A	8,536	2,705,997
#*	Vericel Corp.	5,917	272,300
*	Vertex Pharmaceuticals, Inc.	32,821	6,069,588
	Viatris, Inc.	95,227	1,271,280
*	ViewRay, Inc.	28,435	207,860
#*	Viking Therapeutics, Inc.	15,705	91,403
*	Vir Biotechnology, Inc.	10,875	410,314
*	Vocera Communications, Inc.	6,299	356,397
*	Waters Corp.	12,707	4,670,458
#*	Xencor, Inc.	14,372	568,556
*	Xenon Pharmaceuticals, Inc.	5,473	170,484
#*	Y-mAbs Therapeutics, Inc.	3,393	83,332
	Zimmer Biomet Holdings, Inc.	25,949	3,713,821
	Zoetis, Inc.	50,649	10,950,314
#*	Zogenix, Inc.	6,333	97,085

TOTAL HEALTH CARE			779,832,871

INDUSTRIALS — (12.1%)
	3M Co.	61,101	10,917,527
	AAON, Inc.	13,094	938,185

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	AAR Corp.	8,170	$288,973
	ABM Industries, Inc.	38,714	1,703,803
*	Acacia Research Corp.	9,834	56,349
	ACCO Brands Corp.	47,108	389,583
	Acme United Corp.	500	18,500
	Acuity Brands, Inc.	10,503	2,157,631
#	ADT, Inc.	173,002	1,444,567
	Advanced Drainage Systems, Inc.	11,029	1,244,071
*	AECOM	57,654	3,941,804
#	Aerojet Rocketdyne Holdings, Inc.	21,792	959,066
*	AeroVironment, Inc.	5,825	519,066
	AGCO Corp.	28,817	3,521,726
	Air Lease Corp.	50,901	2,038,585
	Alamo Group, Inc.	4,554	688,565
	Albany International Corp., Class A	10,339	833,840
	Allegion PLC	24,338	3,122,565
	Allied Motion Technologies, Inc.	2,700	94,905
	Allison Transmission Holdings, Inc.	47,113	1,571,690
	Altra Industrial Motion Corp.	27,377	1,427,711
	AMERCO	7,863	5,794,952
#*	Ameresco, Inc., Class A	9,993	820,725
#*	American Superconductor Corp.	5,013	92,139
*	American Woodmark Corp.	3,600	247,464
	AMETEK, Inc.	29,032	3,843,837
	AO Smith Corp.	30,662	2,240,472
*	API Group Corp.	87,878	1,913,983
	Apogee Enterprises, Inc.	6,843	286,927
	Applied Industrial Technologies, Inc.	12,975	1,264,803
	ArcBest Corp.	5,840	524,724
	Arcosa, Inc.	9,435	488,073
	Argan, Inc.	6,356	262,249
*	Armstrong Flooring, Inc.	391	1,110
	Armstrong World Industries, Inc.	5,964	630,097
*	ASGN, Inc.	24,679	2,953,089
	Astec Industries, Inc.	8,909	475,562
*	Astronics Corp.	12,713	163,998
*	Astronics Corp., Class B	988	12,592
*	Atkore, Inc.	20,145	1,904,307
*	AZEK Co., Inc.	23,596	865,737
	AZZ, Inc.	8,565	455,058
	Barnes Group, Inc.	17,709	742,715
	Barrett Business Services, Inc.	4,044	331,608
*	Beacon Roofing Supply, Inc.	40,242	2,127,595
	BGSF, Inc.	2,055	24,722
*	Blue Bird Corp.	7,351	144,153
#*	BlueLinx Holdings, Inc.	5,699	271,443
	Boise Cascade Co.	19,523	1,105,392
	Booz Allen Hamilton Holding Corp., Class A	60,499	5,254,943
	Brady Corp., Class A	5,547	288,943
*	BrightView Holdings, Inc.	39,495	626,391
	Brink’s Co.	12,434	856,454
*	Builders FirstSource, Inc.	63,516	3,701,077
	BWX Technologies, Inc.	31,813	1,805,070
*	CACI International, Inc., Class A	10,561	3,037,766
	CAI International, Inc.	7,027	393,020
	Carlisle Cos., Inc.	7,448	1,660,308
	Carrier Global Corp.	214,541	11,205,476
	Caterpillar, Inc.	71,630	14,613,236
*	CBIZ, Inc.	15,062	552,926

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	2,011	$13,836
	CH Robinson Worldwide, Inc.	65,954	6,396,878
*	Chart Industries, Inc.	10,560	1,874,611
*	Cimpress PLC	6,614	590,762
	Cintas Corp.	23,927	10,362,784
*	CIRCOR International, Inc.	5,527	157,741
*	Civeo Corp.	1,011	22,818
#*	Clarivate PLC	65,996	1,547,606
*	Colfax Corp.	40,538	2,092,572
	Columbus McKinnon Corp.	6,681	315,811
	Comfort Systems USA, Inc.	20,353	1,861,689
*	Commercial Vehicle Group, Inc.	4,998	50,180
*	Construction Partners, Inc., Class A	10,066	358,450
*	Copart, Inc.	40,379	6,270,455
*	Cornerstone Building Brands, Inc.	26,877	384,610
*	CoStar Group, Inc.	60,520	5,207,746
*	Covenant Logistics Group, Inc.	3,969	112,720
*	CPI Aerostructures, Inc.	1,133	3,399
	CRA International, Inc.	2,912	319,796
	Crane Co.	19,929	2,058,267
	CSW Industrials, Inc.	2,666	369,561
	CSX Corp.	91,785	3,319,863
	Cummins, Inc.	29,775	7,141,236
	Curtiss-Wright Corp.	14,543	1,856,850
#*	Daseke, Inc.	6,000	56,700
	Deere & Co.	55,830	19,111,167
#	Deluxe Corp.	16,164	576,570
#*	DLH Holdings Corp.	1,775	27,016
	Donaldson Co., Inc.	43,607	2,616,856
	Douglas Dynamics, Inc.	7,828	331,124
	Dover Corp.	28,880	4,883,030
*	Ducommun, Inc.	4,599	222,546
*	DXP Enterprises, Inc.	8,736	287,939
*	Dycom Industries, Inc.	13,062	1,037,384
	Eastern Co.	406	9,756
	Eaton Corp. PLC	48,798	8,039,958
*	Echo Global Logistics, Inc.	10,696	515,868
	EMCOR Group, Inc.	21,238	2,580,205
	Emerson Electric Co.	91,300	8,857,013
	Encore Wire Corp.	8,762	1,174,634
*	Energy Recovery, Inc.	15,444	313,822
	Enerpac Tool Group Corp.	19,790	413,413
	EnerSys	15,678	1,254,867
	Ennis, Inc.	7,441	140,933
	EnPro Industries, Inc.	7,158	641,786
	Equifax, Inc.	27,307	7,575,781
	ESCO Technologies, Inc.	10,261	867,670
*	Evoqua Water Technologies Corp.	33,587	1,404,944
*	ExOne Co.	1,400	32,228
	Expeditors International of Washington, Inc.	66,863	8,241,533
	Exponent, Inc.	11,722	1,345,686
	Fastenal Co.	120,564	6,881,793
	Federal Signal Corp.	20,957	897,169
	FedEx Corp.	29,688	6,992,415
	Flowserve Corp.	43,991	1,478,977
#*	Fluor Corp.	80,455	1,564,045
*	Forrester Research, Inc.	5,579	297,082
	Fortive Corp.	62,984	4,768,519
	Fortune Brands Home & Security, Inc.	30,958	3,139,141

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Forward Air Corp.	5,320	$534,979
*	Franklin Covey Co.	1,000	42,250
	Franklin Electric Co., Inc.	16,186	1,398,147
*	FTI Consulting, Inc.	11,305	1,627,016
#*	FuelCell Energy, Inc.	33,205	265,308
*	Gates Industrial Corp. PLC	50,501	830,236
	GATX Corp.	8,715	826,618
*	Gencor Industries, Inc.	1,295	14,452
*	Generac Holdings, Inc.	11,397	5,682,088
	General Dynamics Corp.	51,568	10,455,412
	General Electric Co.	67,008	7,027,129
*	Gibraltar Industries, Inc.	8,289	540,111
	Global Industrial Co.	13,866	562,682
*	GMS, Inc.	21,337	1,056,822
#	Gorman-Rupp Co.	10,775	458,153
	Graco, Inc.	41,968	3,155,154
	GrafTech International Ltd.	65,197	697,608
	Graham Corp.	400	5,084
	Granite Construction, Inc.	20,453	759,215
*	Great Lakes Dredge & Dock Corp.	24,151	367,578
	Greenbrier Cos., Inc.	14,051	576,372
	Griffon Corp.	8,042	213,033
*	GXO Logistics, Inc.	18,810	1,670,328
	H&E Equipment Services, Inc.	14,812	667,725
*	Harsco Corp.	18,453	315,546
	Healthcare Services Group, Inc.	25,268	484,893
	Heartland Express, Inc.	21,648	353,512
	HEICO Corp.	8,608	1,199,869
	HEICO Corp., Class A	14,137	1,776,738
	Heidrick & Struggles International, Inc.	9,782	458,580
	Helios Technologies, Inc.	10,966	998,454
#	Herc Holdings, Inc.	13,154	2,394,554
	Herman Miller, Inc.	21,051	819,305
*	Hexcel Corp.	22,783	1,292,707
*	Hill International, Inc.	4,682	9,551
	Hillenbrand, Inc.	30,207	1,373,210
	HNI Corp.	17,939	670,919
	Honeywell International, Inc.	65,353	14,287,473
	Howmet Aerospace, Inc.	63,864	1,896,122
*	Hub Group, Inc., Class A	12,661	994,775
	Hubbell, Inc.	17,714	3,531,640
	Huntington Ingalls Industries, Inc.	15,881	3,219,555
	Hurco Cos., Inc.	600	19,470
*	Huron Consulting Group, Inc.	9,555	479,279
#*	Huttig Building Products, Inc.	911	6,514
	Hyster-Yale Materials Handling, Inc.	4,600	220,984
*	IAA, Inc.	32,747	1,953,359
	ICF International, Inc.	10,898	1,095,140
	IDEX Corp.	14,764	3,286,023
*	IES Holdings, Inc.	5,100	254,235
	IHS Markit Ltd.	71,011	9,282,558
	Illinois Tool Works, Inc.	44,756	10,198,550
*	Infrastructure & Energy Alternatives, Inc.	2,600	28,782
*	Ingersoll Rand, Inc.	38,925	2,092,608
	Insperity, Inc.	12,243	1,530,375
	Insteel Industries, Inc.	7,302	296,972
	Interface, Inc.	26,096	374,739
	ITT, Inc.	34,285	3,225,190
	Jacobs Engineering Group, Inc.	40,973	5,753,429

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	JB Hunt Transport Services, Inc.	16,190	$3,192,506
*	JELD-WEN Holding, Inc.	23,982	657,347
	John Bean Technologies Corp.	14,222	2,101,301
	Johnson Controls International PLC	74,963	5,500,035
	Kadant, Inc.	2,882	640,150
	Kaman Corp.	10,382	371,572
	Kansas City Southern	2,527	784,002
#*	KAR Auction Services, Inc.	58,121	852,635
	KBR, Inc.	70,863	3,007,426
	Kelly Services, Inc., Class A	24,247	437,173
	Kennametal, Inc.	33,089	1,315,288
	Kforce, Inc.	10,203	660,746
	Kimball International, Inc., Class B	8,882	96,547
*	Kirby Corp.	7,937	415,978
	Knight-Swift Transportation Holdings, Inc.	35,735	2,025,817
	Korn Ferry	35,552	2,744,970
*	Kratos Defense & Security Solutions, Inc.	36,486	780,436
	L3Harris Technologies, Inc.	20,305	4,681,115
	Landstar System, Inc.	6,751	1,186,893
*	Lawson Products, Inc.	796	40,357
*	LB Foster Co., Class A	958	15,261
	Leidos Holdings, Inc.	60,573	6,056,089
	Lennox International, Inc.	8,078	2,417,584
	Lincoln Electric Holdings, Inc.	17,143	2,441,163
	Lindsay Corp.	2,870	418,073
	LSI Industries, Inc.	1,800	13,392
*	Lyft, Inc., Class A	60,049	2,754,448
	Macquarie Infrastructure Holdings LLC	8,296	30,612
*	Manitex International, Inc.	3,706	23,978
*	Manitowoc Co., Inc.	10,263	219,936
	ManpowerGroup, Inc.	26,050	2,517,733
	ManTech International Corp., Class A	12,931	1,114,911
	Marten Transport Ltd.	18,264	303,730
	Masco Corp.	36,846	2,415,255
*	Masonite International Corp.	4,925	591,049
#*	MasTec, Inc.	29,492	2,628,622
*	Matrix Service Co.	7,677	78,536
	Matthews International Corp., Class A	10,982	377,451
	Maxar Technologies, Inc.	21,344	566,683
#*	Mayville Engineering Co., Inc.	2,139	37,989
	McGrath RentCorp	12,581	907,593
*	Mercury Systems, Inc.	21,123	1,088,679
*	Meritor, Inc.	21,078	513,039
*	Middleby Corp.	13,751	2,508,732
	Miller Industries, Inc.	3,368	121,720
*	Mistras Group, Inc.	3,871	38,013
	Moog, Inc., Class A	11,052	834,758
*	MRC Global, Inc.	40,563	336,673
	MSA Safety, Inc.	12,027	1,840,492
	MSC Industrial Direct Co., Inc., Class A	20,705	1,740,669
	Mueller Industries, Inc.	7,007	368,848
	Mueller Water Products, Inc., Class A	46,501	763,081
*	MYR Group, Inc.	7,511	767,249
	Nielsen Holdings PLC	205,014	4,151,534
*	NN, Inc.	16,998	84,820
	Nordson Corp.	10,528	2,676,323
	Northrop Grumman Corp.	31,489	11,248,501
*	Northwest Pipe Co.	1,100	26,136
*	NOW, Inc.	52,096	376,133

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	NV5 Global, Inc.	4,791	$498,887
	nVent Electric PLC	59,476	2,108,424
	Old Dominion Freight Line, Inc.	12,210	4,167,884
#	Omega Flex, Inc.	391	56,601
#*	Orion Energy Systems, Inc.	5,000	20,450
	Oshkosh Corp.	23,164	2,478,548
	Otis Worldwide Corp.	54,344	4,364,367
	PACCAR, Inc.	116,517	10,442,254
*	PAM Transportation Services, Inc.	96	5,935
	Park Aerospace Corp.	2,965	38,812
	Parker-Hannifin Corp.	24,426	7,244,507
	Park-Ohio Holdings Corp.	3,500	81,620
*	Parsons Corp.	51,875	1,796,950
	Pentair PLC	53,787	3,978,624
*	PGT Innovations, Inc.	8,692	185,574
	Pitney Bowes, Inc.	50,197	348,367
#*	Plug Power, Inc.	30,068	1,150,702
#	Powell Industries, Inc.	8,550	221,103
	Preformed Line Products Co.	500	34,700
	Primoris Services Corp.	18,591	501,027
*	Proto Labs, Inc.	5,189	310,354
*	Quad/Graphics, Inc.	7,409	29,191
	Quanex Building Products Corp.	7,566	156,768
	Quanta Services, Inc.	35,830	4,345,462
*	Radiant Logistics, Inc.	3,151	21,206
*	Raven Industries, Inc.	2,635	152,356
	Raytheon Technologies Corp.	156,051	13,866,692
*	RBC Bearings, Inc.	6,210	1,452,705
	Regal Beloit Corp.	24,699	3,762,399
*	Resideo Technologies, Inc.	62,423	1,539,351
	Resources Connection, Inc.	7,615	132,577
#	REV Group, Inc.	23,603	356,641
	Robert Half International, Inc.	56,022	6,334,408
	Rockwell Automation, Inc.	21,413	6,839,312
#	Rollins, Inc.	42,420	1,494,424
	Roper Technologies, Inc.	12,881	6,284,253
*	RR Donnelley & Sons Co.	17,594	112,602
	Rush Enterprises, Inc., Class A	21,180	1,103,054
	Rush Enterprises, Inc., Class B	6,222	321,740
	Ryder System, Inc.	13,664	1,160,757
*	Saia, Inc.	5,800	1,813,312
	Schneider National, Inc., Class B	21,049	524,962
#	Science Applications International Corp.	31,453	2,823,850
*	Sensata Technologies Holding PLC	42,595	2,346,985
	Shyft Group, Inc.	9,151	377,113
#*	SiteOne Landscape Supply, Inc.	12,878	3,025,815
	Snap-on, Inc.	17,524	3,561,403
*	SP Plus Corp.	7,147	230,491
	Spirit AeroSystems Holdings, Inc., Class A	19,842	819,276
*	SPX Corp.	14,335	832,720
	SPX FLOW, Inc.	14,858	1,110,041
	Standex International Corp.	4,182	465,331
	Stanley Black & Decker, Inc.	20,298	3,648,160
	Steelcase, Inc., Class A	38,053	452,831
*	Sterling Construction Co., Inc.	12,473	299,851
#*	Sunrun, Inc.	30,039	1,732,650
	Tecnoglass, Inc.	5,817	167,995
	Tennant Co.	5,214	414,304
	Terex Corp.	25,302	1,133,530

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Tetra Tech, Inc.	13,413	$2,356,128
*	Textainer Group Holdings Ltd.	32,786	1,288,162
	Textron, Inc.	56,280	4,156,278
*	Thermon Group Holdings, Inc.	12,145	209,866
	Timken Co.	24,186	1,715,997
*	Titan International, Inc.	13,700	98,914
*	Titan Machinery, Inc.	10,052	285,678
	Toro Co.	31,583	3,015,229
#*	TPI Composites, Inc.	10,362	348,474
	Trane Technologies PLC	39,900	7,219,107
*	Transcat, Inc.	923	69,114
*	TransDigm Group, Inc.	6,038	3,766,625
	TransUnion	31,181	3,594,858
*	Trex Co., Inc.	15,862	1,687,717
*	TriNet Group, Inc.	31,398	3,179,048
#	Trinity Industries, Inc.	49,407	1,385,866
	Triton International Ltd.	40,227	2,501,717
*	TrueBlue, Inc.	19,940	555,329
*	Tutor Perini Corp.	27,914	380,189
*	Twin Disc, Inc.	3,200	43,456
#*	U.S. Xpress Enterprises, Inc., Class A	11,642	88,130
*	Uber Technologies, Inc.	96,639	4,234,721
	UFP Industries, Inc.	15,953	1,305,434
*	Ultralife Corp.	1,376	8,614
	UniFirst Corp.	5,617	1,111,941
	Union Pacific Corp.	3,656	882,558
	United Parcel Service, Inc., Class B	61,263	13,077,813
*	United Rentals, Inc.	23,892	9,057,696
*	Univar Solutions, Inc.	70,623	1,806,536
	Universal Logistics Holdings, Inc.	3,439	72,494
*	Upwork, Inc.	20,165	950,175
*	USA Truck, Inc.	1,300	25,051
	Valmont Industries, Inc.	6,567	1,569,250
*	Vectrus, Inc.	3,988	193,139
	Verisk Analytics, Inc., Class A	52,994	11,143,048
*	Veritiv Corp.	2,463	264,206
*	Viad Corp.	2,443	108,396
*	Vicor Corp.	3,380	512,374
	VSE Corp.	5,608	311,524
	Wabash National Corp.	16,346	253,853
	Watsco, Inc.	9,071	2,626,780
	Watts Water Technologies, Inc., Class A	9,849	1,871,507
*	Welbilt, Inc.	29,523	698,514
	Werner Enterprises, Inc.	20,925	948,321
*	WESCO International, Inc.	27,404	3,550,462
	Westinghouse Air Brake Technologies Corp.	37,639	3,414,986
*	Willdan Group, Inc.	2,400	80,232
*	Willis Lease Finance Corp.	474	19,202
*	WillScot Mobile Mini Holdings Corp.	64,564	2,243,599
	Woodward, Inc.	13,450	1,519,178
	WW Grainger, Inc.	17,955	8,315,140
*	XPO Logistics, Inc.	18,810	1,613,898
	Xylem, Inc.	24,134	3,151,659
	Zurn Water Solutions Corp.	33,915	1,230,436

TOTAL INDUSTRIALS			697,051,378

INFORMATION TECHNOLOGY — (23.1%)
#*	A10 Networks, Inc.	19,143	357,783
	Accenture PLC, Class A	85,343	30,620,215

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ACI Worldwide, Inc.	35,052	$1,075,395
*	Adobe, Inc.	52,437	34,102,927
	ADTRAN, Inc.	21,373	394,973
*	Advanced Micro Devices, Inc.	121,072	14,556,487
*	Agilysys, Inc.	5,872	280,212
*	Airgain, Inc.	869	9,759
*	Akamai Technologies, Inc.	10,100	1,065,146
*	Alarm.com Holdings, Inc.	11,920	1,004,379
*	Alithya Group, Inc., Class A	5,238	14,457
	Alliance Data Systems Corp.	21,777	1,856,489
#*	Altair Engineering, Inc., Class A	5,164	401,708
*	Alteryx, Inc., Class A	4,215	308,496
	Amdocs Ltd.	34,245	2,665,631
	American Software, Inc., Class A	10,000	289,300
	Amkor Technology, Inc.	40,886	896,221
	Amphenol Corp., Class A	54,654	4,195,788
#*	Amtech Systems, Inc.	2,892	43,438
	Analog Devices, Inc.	29,825	5,174,339
*	Anaplan, Inc.	7,389	481,837
*	ANSYS, Inc.	8,869	3,366,495
#*	Appfolio, Inc., Class A	3,060	402,971
#*	Appian Corp.	1,465	145,636
	Apple, Inc.	1,830,900	274,268,820
	Applied Materials, Inc.	111,054	15,175,529
*	Arista Networks, Inc.	13,251	5,428,802
#*	Arlo Technologies, Inc.	29,474	203,371
*	Arrow Electronics, Inc.	26,059	3,016,329
*	Aspen Technology, Inc.	17,910	2,806,318
*	Asure Software, Inc.	1,020	9,853
*	Atlassian Corp. PLC, Class A	14,412	6,602,570
*	Autodesk, Inc.	30,251	9,608,020
	Automatic Data Processing, Inc.	63,499	14,254,891
*	Avalara, Inc.	9,130	1,640,113
*	Avaya Holdings Corp.	32,023	596,268
*	Aviat Networks, Inc.	3,288	94,037
*	Avid Technology, Inc.	10,113	289,636
	Avnet, Inc.	51,032	1,944,830
*	Aware, Inc.	500	1,760
*	Axcelis Technologies, Inc.	3,800	208,734
*	AXT, Inc.	2,116	17,288
	Badger Meter, Inc.	4,664	476,894
	Bel Fuse, Inc., Class B	878	12,222
	Belden, Inc.	4,998	300,930
	Benchmark Electronics, Inc.	15,479	360,815
#*	Benefitfocus, Inc.	13,251	145,231
#*	Bill.Com Holdings, Inc.	6,968	2,050,752
*	Black Knight, Inc.	31,507	2,208,956
*	Blackbaud, Inc.	13,856	983,915
#*	Blackline, Inc.	7,119	903,188
*	BM Technologies, Inc.	501	4,479
*	Bottomline Technologies De, Inc.	13,906	643,848
*	Box, Inc., Class A	35,520	917,482
*	Brightcove, Inc.	4,594	45,572
	Broadcom, Inc.	67,854	36,075,936
	Broadridge Financial Solutions, Inc.	21,888	3,905,038
	Brooks Automation, Inc.	18,582	2,163,874
*	Cadence Design Systems, Inc.	28,692	4,966,872
*	CalAmp Corp.	12,829	123,415
*	Calix, Inc.	15,525	971,710

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cambium Networks Corp.	7,569	$213,597
*	Cantaloupe, Inc.	4,100	51,250
*	Casa Systems, Inc.	49,890	315,804
#	Cass Information Systems, Inc.	3,680	150,843
	CDK Global, Inc.	36,051	1,568,940
	CDW Corp.	23,351	4,358,464
#*	Cerence, Inc.	9,764	1,026,489
#*	Ceridian HCM Holding, Inc.	17,681	2,214,545
*	CEVA, Inc.	3,835	174,914
*	ChannelAdvisor Corp.	7,802	199,029
*	Ciena Corp.	51,755	2,809,779
*	Cirrus Logic, Inc.	16,433	1,327,951
	Cisco Systems, Inc.	503,033	28,154,757
	Citrix Systems, Inc.	19,144	1,813,511
*	Clearfield, Inc.	2,900	163,821
*	ClearOne, Inc.	858	1,356
*	Cloudflare, Inc., Class A	3,156	614,536
	CMC Materials, Inc.	8,028	1,030,554
	Cognex Corp.	14,837	1,299,573
	Cognizant Technology Solutions Corp., Class A	97,526	7,615,805
*	Cognyte Software Ltd.	11,933	237,586
*	Coherent, Inc.	4,777	1,215,269
*	Cohu, Inc.	14,632	468,809
*	CommScope Holding Co., Inc.	55,901	598,700
*	CommVault Systems, Inc.	9,409	578,653
*	Computer Task Group, Inc.	2,600	20,176
	Comtech Telecommunications Corp.	16,490	355,689
	Concentrix Corp.	16,835	2,991,243
*	Conduent, Inc.	93,630	632,002
*	Consensus Cloud Solutions, Inc.	5,537	350,658
*	Coupa Software, Inc.	2,543	579,041
*	Crowdstrike Holdings, Inc., Class A	744	209,659
	CSG Systems International, Inc.	11,634	582,282
*	CyberOptics Corp.	2,083	86,986
*	Daktronics, Inc.	27,724	153,868
*	Dell Technologies, Inc., Class C	45,055	4,955,599
*	Digi International, Inc.	12,339	265,905
#*	Digital Turbine, Inc.	17,492	1,505,362
*	DocuSign, Inc.	7,161	1,992,835
	Dolby Laboratories, Inc., Class A	10,134	895,339
*	Dropbox, Inc., Class A	60,938	1,858,000
*	DSP Group, Inc.	8,096	177,869
*	DXC Technology Co.	33,920	1,104,774
*	Dynatrace, Inc.	40,594	3,044,550
*	DZS, Inc.	4,045	44,091
#	Ebix, Inc.	5,441	178,519
*	eGain Corp.	5,400	55,728
*	Elastic NV	6,855	1,189,411
*	EMCORE Corp.	2,616	19,568
*	Envestnet, Inc.	15,344	1,281,224
*	EPAM Systems, Inc.	5,611	3,777,550
*	ePlus, Inc.	4,842	535,380
*	Euronet Worldwide, Inc.	15,261	1,712,132
*	Everbridge, Inc.	4,939	786,832
	EVERTEC, Inc.	23,630	1,068,312
*	Evo Payments, Inc., Class A	10,429	226,101
*	ExlService Holdings, Inc.	7,262	890,539
*	Extreme Networks, Inc.	27,934	274,591
*	F5 Networks, Inc.	16,825	3,552,599

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fabrinet	3,800	$364,800
*	Fair Isaac Corp.	4,835	1,925,297
*	FARO Technologies, Inc.	3,724	273,975
	Fidelity National Information Services, Inc.	51,547	5,708,315
*	Fiserv, Inc.	56,859	5,600,043
*	Five9, Inc.	3,645	575,946
*	FleetCor Technologies, Inc.	17,840	4,413,794
*	Flex Ltd.	117,628	1,987,913
*	FormFactor, Inc.	20,301	807,574
*	Fortinet, Inc.	24,369	8,196,269
*	Frequency Electronics, Inc.	1,723	17,213
*	Gartner, Inc.	24,847	8,246,968
*	Genasys, Inc.	2,697	13,701
	Genpact Ltd.	60,903	3,005,563
	Global Payments, Inc.	24,792	3,545,008
*	Globant SA	8,114	2,589,908
*	GoDaddy, Inc., Class A	30,178	2,087,412
*	GreenSky, Inc., Class A	5,549	67,920
*	GSI Technology, Inc.	2,247	11,662
*	GTY Technology Holdings, Inc.	5,400	41,040
#*	Guidewire Software, Inc.	11,462	1,441,117
	Hackett Group, Inc.	6,800	143,752
#*	Harmonic, Inc.	23,729	215,222
	Hewlett Packard Enterprise Co.	256,118	3,752,129
	HP, Inc.	159,732	4,844,672
*	HubSpot, Inc.	3,943	3,194,737
*	I3 Verticals, Inc., Class A	3,815	85,418
*	Ichor Holdings Ltd.	4,111	179,733
#*	Identiv, Inc.	2,402	46,022
#*	Immersion Corp.	17,100	136,629
#*	Infinera Corp.	64,771	491,612
	Information Services Group, Inc.	4,171	33,994
*	Insight Enterprises, Inc.	15,003	1,420,784
	Intel Corp.	453,965	22,244,285
	InterDigital, Inc.	6,428	430,355
	International Business Machines Corp.	179,379	22,440,313
*	International Money Express, Inc.	10,536	176,373
*	Intevac, Inc.	1,900	8,873
	Intuit, Inc.	29,734	18,613,187
*	Iteris, Inc.	2,900	15,544
*	Itron, Inc.	13,715	1,066,616
	Jabil, Inc.	28,489	1,708,200
#	Jack Henry & Associates, Inc.	22,652	3,771,105
#*	Jamf Holding Corp.	11,140	530,821
	Juniper Networks, Inc.	90,121	2,660,372
*	Key Tronic Corp.	334	2,154
*	Keysight Technologies, Inc.	30,180	5,433,004
*	Kimball Electronics, Inc.	1,207	34,701
	KLA Corp.	26,146	9,746,183
*	Knowles Corp.	36,203	754,471
	Kulicke & Soffa Industries, Inc.	16,980	967,860
*	KVH Industries, Inc.	1,119	11,481
	Lam Research Corp.	21,205	11,950,502
*	Lantronix, Inc.	3,255	31,574
*	Lattice Semiconductor Corp.	13,590	943,690
#*	LGL Group, Inc.	400	5,064
#*	Limelight Networks, Inc.	19,272	57,431
*	LiveRamp Holdings, Inc.	17,075	913,683
#*	Lumentum Holdings, Inc.	11,512	950,661

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Luna Innovations, Inc.	6,774	$65,979
*	Magnachip Semiconductor Corp.	3,441	65,241
#*	Mandiant, Inc.	60,779	1,059,986
*	Manhattan Associates, Inc.	12,444	2,259,084
	Marvell Technology, Inc.	79,109	5,418,966
	Mastercard, Inc., Class A	123,165	41,324,321
	Maximus, Inc.	23,155	1,958,218
*	MaxLinear, Inc.	13,554	853,902
	Methode Electronics, Inc.	5,836	245,521
	Microsoft Corp.	509,491	168,957,405
*	Mimecast Ltd.	12,701	958,163
#*	Mitek Systems, Inc.	11,112	209,239
	MKS Instruments, Inc.	6,884	1,032,944
*	Model N, Inc.	3,029	98,170
*	Momentive Global, Inc.	18,413	422,026
#*	MoneyGram International, Inc.	23,223	138,641
#*	MongoDB, Inc.	12,479	6,505,178
	Monolithic Power Systems, Inc.	7,104	3,732,868
	Motorola Solutions, Inc.	18,324	4,555,163
#*	N-Able, Inc.	20,003	266,040
*	Napco Security Technologies, Inc.	2,904	139,276
	National Instruments Corp.	37,283	1,583,409
#*	NCR Corp.	57,740	2,283,040
*	NeoPhotonics Corp.	13,287	134,464
	NetApp, Inc.	38,528	3,440,550
*	NETGEAR, Inc.	10,304	297,064
*	NetScout Systems, Inc.	33,294	900,936
*	New Relic, Inc.	11,476	931,392
	NortonLifeLock, Inc.	88,965	2,264,159
*	Novanta, Inc.	5,473	944,421
*	Nuance Communications, Inc.	52,781	2,905,594
*	Nutanix, Inc., Class A	11,919	408,941
	NVIDIA Corp.	206,532	52,804,036
*	Okta, Inc.	5,997	1,482,338
*	OneSpan, Inc.	9,289	189,681
*	Onto Innovation, Inc.	11,356	899,509
	Oracle Corp.	254,679	24,433,903
*	OSI Systems, Inc.	5,992	557,915
#*	PagerDuty, Inc.	13,458	561,871
*	Palantir Technologies, Inc., Class A	9,800	253,624
*	Palo Alto Networks, Inc.	4,034	2,053,669
#*	PAR Technology Corp.	1,359	85,372
	Paychex, Inc.	79,978	9,859,688
*	Paycom Software, Inc.	7,995	4,380,061
*	Paylocity Holding Corp.	8,247	2,516,490
*	PayPal Holdings, Inc.	100,548	23,386,459
	PC Connection, Inc.	8,318	383,044
	PC-Tel, Inc.	8,847	50,959
*	PDF Solutions, Inc.	4,300	101,179
	Pegasystems, Inc.	9,516	1,129,740
*	Perficient, Inc.	7,464	922,550
*	PFSweb, Inc.	1,693	22,009
*	Photronics, Inc.	20,910	271,621
*	Ping Identity Holding Corp.	24,944	706,664
*	Pixelworks, Inc.	4,600	18,814
#*	Plantronics, Inc.	6,000	160,560
*	Plexus Corp.	5,981	522,261
	Power Integrations, Inc.	13,516	1,394,986
	Progress Software Corp.	18,517	951,959

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PTC, Inc.	19,645	$2,501,791
*	Pure Storage, Inc., Class A	48,262	1,296,317
*	Q2 Holdings, Inc.	5,701	447,300
	QUALCOMM, Inc.	173,996	23,148,428
*	Qualys, Inc.	10,551	1,313,388
*	Rambus, Inc.	24,838	577,980
*	RF Industries Ltd.	1,338	10,182
*	Ribbon Communications, Inc.	44,248	242,037
	Richardson Electronics Ltd.	500	5,455
#*	Rimini Street, Inc.	8,000	83,280
*	RingCentral, Inc., Class A	3,191	777,902
*	Sailpoint Technologies Holdings, Inc.	17,435	836,531
*	salesforce.com, Inc.	58,386	17,497,700
	Sapiens International Corp. NV	13,958	487,553
*	ScanSource, Inc.	10,387	371,647
*	SecureWorks Corp., Class A	1,149	21,165
*	Semtech Corp.	10,248	871,387
*	ServiceNow, Inc.	8,494	5,926,773
#*	ShotSpotter, Inc.	2,086	81,166
#*	SigmaTron International, Inc.	497	4,374
*	Silicon Laboratories, Inc.	8,571	1,617,862
*	Smartsheet, Inc., Class A	9,461	652,904
*	Smith Micro Software, Inc.	5,201	29,646
#	SolarWinds Corp.	20,003	322,048
*	Splunk, Inc.	9,233	1,521,783
*	SPS Commerce, Inc.	6,903	1,054,295
#*	Square, Inc., Class A	15,006	3,819,027
*	Squarespace, Inc., Class A	2,227	86,719
	SS&C Technologies Holdings, Inc.	52,452	4,168,360
*	StarTek, Inc.	1,400	7,700
*	Stratasys Ltd.	11,873	374,474
*	Super Micro Computer, Inc.	17,749	628,137
	Switch, Inc., Class A	23,997	606,644
*	Synaptics, Inc.	7,688	1,495,854
	SYNNEX Corp.	23,345	2,451,225
*	Synopsys, Inc.	15,028	5,007,029
	TE Connectivity Ltd.	3,794	553,924
*	Teledyne Technologies, Inc.	8,330	3,742,003
*	Teradata Corp.	29,548	1,671,235
	Teradyne, Inc.	39,378	5,443,615
*	Trade Desk, Inc., Class A	20,170	1,510,935
*	TransAct Technologies, Inc.	300	4,236
*	Trimble, Inc.	41,381	3,615,458
	TTEC Holdings, Inc.	16,398	1,547,807
#*	Turtle Beach Corp.	7,085	203,765
*	Twilio, Inc., Class A	7,989	2,327,675
*	Tyler Technologies, Inc.	6,466	3,512,461
#	Ubiquiti, Inc.	2,026	619,004
*	Unisys Corp.	13,340	341,104
	Universal Display Corp.	4,566	836,491
*	Upland Software, Inc.	5,855	195,381
#*	Verint Systems, Inc.	22,732	1,059,311
*	VeriSign, Inc.	11,886	2,646,656
#*	Verra Mobility Corp.	44,350	659,928
#*	Viasat, Inc.	14,799	883,352
*	Viavi Solutions, Inc.	69,486	1,070,084
#	Visa, Inc., Class A	215,827	45,705,684
*	Vishay Precision Group, Inc.	335	11,420
#*	VMware, Inc., Class A	7,837	1,188,873

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vontier Corp.	30,850	$1,043,655
	Western Union Co.	71,151	1,296,371
*	WEX, Inc.	8,730	1,306,881
*	Workday, Inc., Class A	6,598	1,913,288
	Xerox Holdings Corp.	75,444	1,342,903
	Xilinx, Inc.	23,672	4,260,960
	Xperi Holding Corp.	11,148	199,772
*	Zebra Technologies Corp., Class A	4,490	2,397,435
*	Zendesk, Inc.	6,228	634,010
*	Zix Corp.	5,379	45,560
*	Zoom Video Communications, Inc., Class A	9,313	2,557,815
#*	Zscaler, Inc.	6,657	2,122,651

TOTAL INFORMATION TECHNOLOGY			1,328,911,003

MATERIALS — (3.0%)
*	AdvanSix, Inc.	7,805	379,323
*	AgroFresh Solutions, Inc.	3,791	7,696
	Albemarle Corp.	19,807	4,961,059
*	Allegheny Technologies, Inc.	43,216	695,778
	Amcor PLC	312,584	3,772,889
	American Vanguard Corp.	15,703	244,653
	AptarGroup, Inc.	33,904	4,094,925
*	Arconic Corp.	19,924	586,164
	Ashland Global Holdings, Inc.	10,742	1,031,339
	Avery Dennison Corp.	28,380	6,178,894
	Avient Corp.	52,689	2,838,883
*	Axalta Coating Systems Ltd.	126,183	3,935,648
	Balchem Corp.	10,421	1,595,351
	Ball Corp.	79,409	7,264,335
*	Berry Global Group, Inc.	47,445	3,109,545
#*	Bioceres Crop Solutions Corp.	1,600	20,720
	Celanese Corp., Class A	12,772	2,062,806
	Chase Corp.	2,929	281,184
*	Clearwater Paper Corp.	3,528	147,576
#*	Coeur Mining, Inc.	45,578	288,509
	Commercial Metals Co.	28,328	911,595
	Compass Minerals International, Inc.	11,051	724,946
	Corteva, Inc.	74,408	3,210,705
	Crown Holdings, Inc.	53,890	5,604,021
*	Domtar Corp.	8,755	477,935
	Dow, Inc.	75,887	4,247,395
	DuPont de Nemours, Inc.	59,812	4,162,915
	Ecolab, Inc.	35,592	7,909,254
	Element Solutions, Inc.	107,178	2,434,012
*	Ferro Corp.	22,476	472,446
»	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	46,361	4,219,315
*	Forterra, Inc.	4,008	95,471
	FutureFuel Corp.	5,003	35,321
*	GCP Applied Technologies, Inc.	18,083	408,857
	Glatfelter Corp.	6,681	109,769
	Graphic Packaging Holding Co.	69,938	1,393,864
	Greif, Inc., Class A	10,196	659,477
	Greif, Inc., Class B	1,339	87,383
	Hawkins, Inc.	8,004	293,507
#	HB Fuller Co.	21,430	1,511,029
	Hecla Mining Co.	203,037	1,173,554
	Huntsman Corp.	53,525	1,743,845
*	Ingevity Corp.	10,068	784,398

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Innospec, Inc.	11,478	$1,040,022
	International Flavors & Fragrances, Inc.	36,541	5,387,970
	International Paper Co.	7,934	394,082
*	Intrepid Potash, Inc.	3,405	165,858
*	Koppers Holdings, Inc.	4,105	144,044
*	Kraton Corp.	10,965	500,552
	Kronos Worldwide, Inc.	22,336	291,038
#*	Livent Corp.	41,022	1,157,641
	Louisiana-Pacific Corp.	22,904	1,349,733
	Martin Marietta Materials, Inc.	6,116	2,402,609
	Materion Corp.	3,829	276,377
	Mercer International, Inc.	9,541	102,757
	Minerals Technologies, Inc.	8,295	588,447
	Mosaic Co.	26,756	1,112,247
	Myers Industries, Inc.	11,436	235,353
	Neenah, Inc.	3,136	158,493
	NewMarket Corp.	4,416	1,501,484
	Newmont Corp.	43,771	2,363,634
	Northern Technologies International Corp.	2,004	30,561
	Packaging Corp. of America	15,442	2,121,268
	PPG Industries, Inc.	73,079	11,734,295
#	Quaker Chemical Corp.	1,680	413,011
*	Ranpak Holdings Corp.	31,451	1,083,802
*	Rayonier Advanced Materials, Inc.	6,300	45,234
	Reliance Steel & Aluminum Co.	28,052	4,100,080
	Royal Gold, Inc.	21,606	2,139,426
	RPM International, Inc.	24,608	2,145,818
	Ryerson Holding Corp.	6,797	179,169
	Schnitzer Steel Industries, Inc., Class A	12,479	671,370
	Scotts Miracle-Gro Co.	22,761	3,379,098
	Sealed Air Corp.	37,703	2,236,542
	Sensient Technologies Corp.	11,648	1,113,549
	Sherwin-Williams Co.	53,394	16,905,074
	Silgan Holdings, Inc.	48,162	1,936,112
	Sonoco Products Co.	41,200	2,387,540
	Steel Dynamics, Inc.	41,015	2,710,271
	Stepan Co.	9,324	1,119,067
*	Sylvamo Corp.	721	20,303
*	TriMas Corp.	4,787	159,646
	Trinseo PLC	10,873	609,540
	Valvoline, Inc.	72,625	2,466,345
*	Venator Materials PLC	2,800	8,428
	Vulcan Materials Co.	15,108	2,872,333
	Westlake Chemical Corp.	10,076	980,798
	WestRock Co.	30,966	1,489,465
	Worthington Industries, Inc.	23,049	1,252,022

TOTAL MATERIALS			171,650,799

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	64,518	6,715,034
#	CTO Realty Growth, Inc.	707	37,902
#*	Cushman & Wakefield PLC	76,722	1,410,918
#	eXp World Holdings, Inc.	20,355	1,050,318
*	Five Point Holdings LLC, Class A	2,194	16,148
*	Forestar Group, Inc.	10,714	209,673
*	FRP Holdings, Inc.	513	29,344
*	Howard Hughes Corp.	13,802	1,202,568
	Indus Realty Trust, Inc.	610	42,517
*	Jones Lang LaSalle, Inc.	19,813	5,116,311

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Kennedy-Wilson Holdings, Inc.	14,359	$321,211
*	Marcus & Millichap, Inc.	13,033	613,854
*	Maui Land & Pineapple Co., Inc.	7,404	77,964
	Newmark Group, Inc., Class A	56,992	848,041
*	Rafael Holdings, Inc., Class B	781	5,904
	RE/MAX Holdings, Inc., Class A	6,670	212,173
*	Realogy Holdings Corp.	55,495	961,173
#*	Redfin Corp.	12,074	619,879
	RMR Group, Inc., Class A	4,376	152,241
	St. Joe Co.	3,317	155,965
*	Stratus Properties, Inc.	321	10,940

TOTAL REAL ESTATE			19,810,078

UTILITIES — (0.6%)
	American States Water Co.	10,609	963,722
	American Water Works Co., Inc.	33,588	5,850,358
	Atmos Energy Corp.	17,060	1,571,567
#	Avangrid, Inc.	10,807	569,529
	Brookfield Renewable Corp., Class A	35,412	1,466,411
	California Water Service Group	19,575	1,191,726
	Chesapeake Utilities Corp.	3,028	396,880
	Clearway Energy, Inc., Class A	5,815	191,837
#	Clearway Energy, Inc., Class C	10,478	371,759
	Consolidated Edison, Inc.	31,905	2,405,637
	Consolidated Water Co. Ltd.	2,963	32,919
	Essential Utilities, Inc.	95,695	4,504,364
	Eversource Energy	52,752	4,478,645
	Genie Energy Ltd., Class B	2,902	14,365
	Global Water Resources, Inc.	1,296	24,520
#	Middlesex Water Co.	5,025	553,353
	New Jersey Resources Corp.	48,614	1,838,095
	Northwest Natural Holding Co.	6,141	276,898
	ONE Gas, Inc.	9,392	632,082
#	Ormat Technologies, Inc.	31,707	2,293,367
*	Pure Cycle Corp.	1,310	20,554
	SJW Group	7,228	476,470
#	South Jersey Industries, Inc.	45,017	1,024,587
	Southwest Gas Holdings, Inc.	16,924	1,171,987
	Spire, Inc.	9,440	592,454
#*	Sunnova Energy International, Inc.	43,718	1,948,074
	UGI Corp.	41,595	1,805,639
	Unitil Corp.	2,002	83,583
	York Water Co.	1,961	93,971

TOTAL UTILITIES			36,845,353

TOTAL COMMON STOCKS			5,613,295,702

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	4,748	149,087

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
* FG Financial Group, Inc. Rights Exp 11/29/21	1,900	$0

TOTAL INVESTMENT SECURITIES
(Cost $3,315,626,391)		5,613,444,789

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 0.025%	29,149,722	29,149,722

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	9,225,239	106,736,013

TOTAL INVESTMENTS — (100.0%)
(Cost $3,451,505,103)		$5,749,330,524

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$540,554,050	—	$933	$540,554,983
Consumer Discretionary	799,523,160	—	207	799,523,367
Consumer Staples	294,941,189	—	—	294,941,189
Energy	52,435,471	—	—	52,435,471
Financials	891,739,210	—	—	891,739,210
Health Care	779,764,682	—	68,189	779,832,871
Industrials	697,051,378	—	—	697,051,378
Information Technology	1,328,911,003	—	—	1,328,911,003
Materials	171,650,799	—	—	171,650,799
Real Estate	19,810,078	—	—	19,810,078
Utilities	36,845,353	—	—	36,845,353
Preferred Stocks
Industrials	149,087	—	—	149,087
Temporary Cash Investments	29,149,722	—	—	29,149,722
Securities Lending Collateral	—	$106,736,013	—	106,736,013

TOTAL	$5,642,525,182	$106,736,013	$69,329^	$5,749,330,524

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (3.7%)
*	AMC Networks, Inc., Class A	4,050	$161,149
	ATN International, Inc.	2,750	112,145
*	Ballantyne Strong, Inc.	2,277	6,854
# *	Boston Omaha Corp., Class A	4,789	169,770
*	Cars.com, Inc.	9,128	118,847
*	comScore, Inc.	14,511	56,738
*	Consolidated Communications Holdings, Inc.	9,953	73,652
*	Cumulus Media, Inc., Class A	3,428	42,576
*	Daily Journal Corp.	143	49,080
*	DHI Group, Inc.	10,038	47,179
*	EchoStar Corp., Class A	6,558	153,851
*	Emerald Holding, Inc.	12,225	49,511
*	Entercom Communications Corp.	21,135	68,266
	Entravision Communications Corp., Class A	12,100	96,437
	EW Scripps Co., Class A	10,840	201,624
# *	Fluent, Inc.	8,675	20,647
*	Gaia, Inc.	2,180	21,146
*	Gannett Co., Inc.	25,615	148,567
	Gray Television, Inc.	13,602	318,831
*	Hemisphere Media Group, Inc.	2,724	30,100
*	iHeartMedia, Inc., Class A	7,695	149,129
	Interpublic Group of Cos., Inc.	19,273	704,814
	John Wiley & Sons, Inc., Class A	5,856	317,220
*	Liberty Latin America Ltd., Class A	8,554	102,819
*	Liberty Latin America Ltd., Class C	26,451	318,206
*	Liberty Media Corp.-Liberty Formula One, Class A	3,428	178,770
*	Liberty Media Corp.-Liberty Formula One, Class C	20,057	1,119,181
*	Lions Gate Entertainment Corp., Class A	11,969	154,999
*	Lions Gate Entertainment Corp., Class B	19,454	220,219
	Lumen Technologies, Inc.	89,285	1,058,920
*	Madison Square Garden Entertainment Corp.	2,591	182,588
# *	Marcus Corp.	4,030	74,837
*	Meredith Corp.	4,102	238,900
	News Corp., Class A	29,535	676,351
	News Corp., Class B	24,074	543,109
	Nexstar Media Group, Inc., Class A	5,409	810,971
*	QuinStreet, Inc.	5,800	81,200
*	Reading International, Inc., Class A	3,100	14,849
	Saga Communications, Inc., Class A	900	19,944
	Scholastic Corp.	8,136	294,442
	TEGNA, Inc.	35,505	698,028
	Telephone & Data Systems, Inc.	16,452	308,310
*	Thryv Holdings, Inc.	836	26,476
*	Townsquare Media, Inc., Class A	1,569	20,899
*	TrueCar, Inc.	18,900	79,191
*	U.S. Cellular Corp.	5,894	180,180
*	Urban One, Inc.	4,894	34,601
*	Urban One, Inc.	1,927	18,307
*	Yelp, Inc.	8,208	317,075
*	Ziff Davis, Inc.	320	41,046

TOTAL COMMUNICATION SERVICES			10,932,551

CONSUMER DISCRETIONARY — (15.9%)
*	1-800-Flowers.com, Inc., Class A	1,561	50,139
	Aaron’s Co., Inc.	583	13,636

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Abercrombie & Fitch Co., Class A	8,259	$326,561
	Acushnet Holdings Corp.	10,383	528,910
*	Adient PLC	8,419	350,399
*	Adtalem Global Education, Inc.	9,998	369,226
	Advance Auto Parts, Inc.	2,727	614,993
*	American Axle & Manufacturing Holdings, Inc.	33,427	303,517
#	American Eagle Outfitters, Inc.	12,253	290,886
*	American Outdoor Brands, Inc.	4,400	100,232
*	American Public Education, Inc.	4,851	121,227
*	America’s Car-Mart, Inc.	846	101,089
*	Asbury Automotive Group, Inc.	1,932	378,112
	Autoliv, Inc.	10,051	973,439
*	AutoNation, Inc.	11,331	1,372,411
*	Barnes & Noble Education, Inc.	9,000	93,420
	Bassett Furniture Industries, Inc.	2,027	34,236
*	Beazer Homes USA, Inc.	5,894	106,740
# *	Bed Bath & Beyond, Inc.	7,676	107,771
	Big Lots, Inc.	5,033	222,710
*	Biglari Holdings, Inc., Class B	347	57,682
*	BJ’s Restaurants, Inc.	1,796	59,843
*	Bluegreen Vacations Holding Corp.	1,737	44,485
*	Boot Barn Holdings, Inc.	1,969	205,741
	BorgWarner, Inc.	39,585	1,784,096
*	Build-A-Bear Workshop, Inc.	4,200	65,856
	Caleres, Inc.	5,300	122,218
*	Callaway Golf Co.	4,034	109,120
*	Capri Holdings Ltd	19,002	1,011,667
	Carriage Services, Inc.	2,900	149,205
	Carrols Restaurant Group, Inc.	13,500	49,545
	Carter’s, Inc.	2,881	283,836
	Cato Corp., Class A	4,000	70,520
*	Cavco Industries, Inc.	1,090	262,014
*	Century Casinos, Inc.	4,256	62,989
	Century Communities, Inc.	5,161	346,097
*	Charles & Colvard Ltd	3,600	10,872
*	Chico’s FAS, Inc.	10,700	58,422
*	Chuy’s Holdings, Inc.	2,873	83,777
	Columbia Sportswear Co.	6,112	634,670
*	Conn’s, Inc.	5,249	116,895
*	Container Store Group, Inc.	8,429	93,225
††	Contra Zagg, Inc.	5,384	485
*	Cooper-Standard Holdings, Inc.	3,105	80,544
	Culp, Inc.	1,700	22,491
	Dana, Inc.	21,475	476,530
	Del Taco Restaurants, Inc.	6,100	50,874
*	Delta Apparel, Inc.	1,231	33,052
# *	Designer Brands, Inc., Class A	6,409	86,714
#	Dick’s Sporting Goods, Inc.	8,245	1,024,111
	Dillard’s, Inc., Class A	1,692	391,089
*	Dorman Products, Inc.	3,478	363,034
*	Duluth Holdings, Inc., Class B	3,054	43,764
*	El Pollo Loco Holdings, Inc.	5,747	84,481
	Escalade, Inc.	2,040	38,168
	Ethan Allen Interiors, Inc.	4,602	106,812
*	Fiesta Restaurant Group, Inc.	5,300	55,862
	Flexsteel Industries, Inc.	1,729	48,412
	Foot Locker, Inc.	17,267	823,118
*	Fossil Group, Inc.	10,434	123,330
	Franchise Group, Inc.	1,878	69,110

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Full House Resorts, Inc.	2,414	$24,019
*	Funko, Inc., Class A	4,993	81,835
	Gap, Inc.	21,568	489,378
*	Genesco, Inc.	2,100	127,239
	Gentex Corp.	6,483	229,433
*	Gentherm, Inc.	1,218	89,681
*	G-III Apparel Group Ltd.	7,394	211,912
*	Goodyear Tire & Rubber Co.	37,339	713,922
	Graham Holdings Co., Class B	603	353,268
*	Grand Canyon Education, Inc.	4,585	365,425
*	Green Brick Partners, Inc.	7,194	187,404
	Group 1 Automotive, Inc.	2,605	468,379
	Guess?, Inc.	8,357	173,073
	Harley-Davidson, Inc.	19,231	701,739
	Haverty Furniture Cos., Inc.	3,236	92,873
	Hibbett, Inc.	2,907	225,118
	Hooker Furniture Corp.	2,075	52,311
*	Houghton Mifflin Harcourt Co.	4,700	66,693
*	iMedia Brands, Inc.	5,374	32,674
*	iRobot Corp.	2,781	231,991
	Johnson Outdoors, Inc., Class A	1,051	111,595
	KB Home	12,676	508,941
	Kohl’s Corp.	24,600	1,193,838
*	Lakeland Industries, Inc.	1,662	34,752
*	Lands’ End, Inc.	4,394	115,474
*	Laureate Education, Inc., Class A	17,091	296,016
	La-Z-Boy, Inc.	6,636	220,581
*	Lazydays Holdings, Inc.	2,255	47,558
	LCI Industries	2,620	365,857
	Lear Corp.	8,868	1,523,966
*	Legacy Housing Corp.	3,947	70,059
*	LGI Homes, Inc.	2,587	386,239
	Lifetime Brands, Inc.	3,866	65,567
*	Lincoln Educational Services Corp.	5,804	41,789
	Lithia Motors, Inc., Class A	3,141	1,002,670
*	Lumber Liquidators Holdings, Inc.	3,214	58,109
	Macy’s, Inc.	38,710	1,024,654
*	Malibu Boats, Inc., Class A	1,303	92,005
*	MarineMax, Inc.	3,782	195,870
	Marriott Vacations Worldwide Corp.	219	34,431
	MDC Holdings, Inc.	10,679	523,057
*	Modine Manufacturing Co.	8,030	88,330
*	Mohawk Industries, Inc.	8,411	1,490,513
*	Monarch Casino & Resort, Inc.	1,391	100,458
	Monro, Inc.	3,573	220,669
*	Motorcar Parts of America, Inc.	3,901	73,807
	Movado Group, Inc.	2,766	92,108
# *	Nautilus, Inc.	4,315	44,142
	Newell Brands, Inc.	53,170	1,217,061
*	ODP Corp.	8,329	360,646
# *	Ollie’s Bargain Outlet Holdings, Inc.	5,103	345,269
	OneWater Marine, Inc., Class A	700	31,038
	Oxford Industries, Inc.	1,837	170,327
	Patrick Industries, Inc.	2,368	184,491
	Penske Automotive Group, Inc.	13,166	1,396,254
*	Perdoceo Education Corp.	10,368	110,108
*	Playa Hotels & Resorts NV	25,618	218,009
	PulteGroup, Inc.	25,532	1,227,579
*	PVH Corp.	11,618	1,270,196

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Qurate Retail, Inc., Class A	65,214	$680,834
	Ralph Lauren Corp.	244	31,029
	RCI Hospitality Holdings, Inc.	1,296	87,869
	Rocky Brands, Inc.	1,297	70,751
	Shoe Carnival, Inc.	3,200	108,384
	Signet Jewelers Ltd.	6,522	581,632
*	Skechers USA, Inc., Class A	11,753	543,106
*	Skyline Champion Corp.	3,457	218,897
	Sonic Automotive, Inc., Class A	2,832	139,986
	Standard Motor Products, Inc.	3,484	166,884
*	Stoneridge, Inc.	3,103	58,895
	Strategic Education, Inc.	2,830	193,034
*	Strattec Security Corp.	1,038	35,987
*	Stride, Inc.	6,590	233,945
	Superior Group of Cos., Inc.	2,230	57,958
	Tapestry, Inc.	24,178	942,458
*	Taylor Morrison Home Corp.	19,569	597,442
*	Terminix Global Holdings, Inc.	6,887	278,786
	Thor Industries, Inc.	6,341	646,528
*	Tile Shop Holdings, Inc.	2,819	23,510
	Tilly’s, Inc., Class A	3,675	51,009
	Toll Brothers, Inc.	19,891	1,196,841
*	TravelCenters of America, Inc.	1,668	89,922
*	Tri Pointe Homes, Inc.	18,015	435,783
*	Unifi, Inc.	3,400	81,668
*	Universal Electronics, Inc.	1,976	81,372
*	Universal Technical Institute, Inc.	4,820	33,933
*	Urban Outfitters, Inc.	14,646	467,647
*	Vera Bradley, Inc.	6,400	62,784
*	VOXX International Corp.	3,213	36,339
	Weyco Group, Inc.	1,900	43,358
	Whirlpool Corp.	2,630	554,483
	Winnebago Industries, Inc.	4,454	301,491
*	Zumiez, Inc.	4,560	185,592
TOTAL CONSUMER DISCRETIONARY			46,856,947
CONSUMER STAPLES — (4.0%)
	Andersons, Inc.	8,825	300,579
	Calavo Growers, Inc.	1,413	56,803
	Casey’s General Stores, Inc.	2,896	554,700
*	Central Garden & Pet Co	1,842	95,010
*	Central Garden & Pet Co., Class A	6,850	316,470
*	Darling Ingredients, Inc.	5,180	437,814
	Edgewell Personal Care Co.	8,377	293,111
*	Farmer Bros Co.	5,200	39,260
	Flowers Foods, Inc.	23,748	587,763
	Fresh Del Monte Produce, Inc.	7,038	235,703
*	Grocery Outlet Holding Corp.	7,531	167,113
*	Hain Celestial Group, Inc.	4,822	216,363
# *	HF Foods Group, Inc.	4,587	32,384
*	Hostess Brands, Inc.	20,098	380,053
	Ingles Markets, Inc., Class A	2,403	166,264
	Inter Parfums, Inc.	1,555	143,651
	J M Smucker Co.	9,849	1,210,048
	J&J Snack Foods Corp.	1,609	237,408
*	Landec Corp.	4,799	46,646
*	Lifevantage Corp.	2,900	19,865
#	MGP Ingredients, Inc.	1,548	99,397
	Molson Coors Beverage Co., Class B	30,740	1,355,327

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Grocers by Vitamin Cottage, Inc.	6,617	$80,595
	Nature’s Sunshine Products, Inc.	3,963	62,576
	Nu Skin Enterprises, Inc., Class A	7,665	307,750
	Oil-Dri Corp. of America	612	21,310
*	Post Holdings, Inc.	10,598	1,075,485
	PriceSmart, Inc.	4,000	287,800
	Reynolds Consumer Products, Inc.	588	15,864
# *	Rite Aid Corp.	8,590	116,738
*	Seneca Foods Corp., Class A	1,485	76,671
*	Simply Good Foods Co.	12,856	509,740
	SpartanNash Co.	6,021	139,326
	Spectrum Brands Holdings, Inc.	2,745	257,344
# *	Sprouts Farmers Market, Inc.	15,186	336,218
#	Tootsie Roll Industries, Inc.	6,301	199,427
*	TreeHouse Foods, Inc.	11,248	406,503
*	U.S. Foods Holding Corp.	6,060	210,100
*	United Natural Foods, Inc.	9,788	424,701
	Village Super Market, Inc., Class A	1,820	40,531
	Weis Markets, Inc.	4,066	228,956

TOTAL CONSUMER STAPLES			11,789,367

ENERGY — (2.8%)
*	Alto Ingredients, Inc.	11,315	60,196
	Archrock, Inc.	35,434	290,204
	Brigham Minerals, Inc., Class A	3,787	87,783
*	ChampionX Corp.	20,598	540,286
*	Clean Energy Fuels Corp.	18,510	170,662
	CVR Energy, Inc.	10,887	208,704
*	Delek U.S. Holdings, Inc.	11,653	226,651
*	DMC Global, Inc.	1,586	66,263
*	Dril-Quip, Inc.	6,081	143,268
*	DTE Midstream LLC	3,866	185,413
	EnLink Midstream LLC	4,300	33,755
	Equitrans Midstream Corp.	55,952	576,865
*	Expro Group Holdings NV	9,573	164,177
*	Exterran Corp.	4,343	18,588
	Falcon Minerals Corp.	8,074	47,475
# *	Forum Energy Technologies, Inc.	1,232	27,732
*	FTS International, Inc., Class A	2,400	63,600
*	Green Plains, Inc.	2,377	90,207
*	Helix Energy Solutions Group, Inc.	30,691	116,012
	Helmerich & Payne, Inc.	16,258	504,648
	HollyFrontier Corp.	27,355	924,599
*	Liberty Oilfield Services, Inc., Class A	20,271	261,901
*	Nabors Industries Ltd.	785	80,463
	NACCO Industries, Inc., Class A	800	24,832
*	Natural Gas Services Group, Inc.	3,428	38,976
*	Newpark Resources, Inc.	21,372	72,665
*	NexTier Oilfield Solutions, Inc.	45,780	204,179
*	NOV, Inc.	1,635	22,923
*	Oceaneering International, Inc.	12,885	175,236
*	Oil States International, Inc.	11,039	66,896
*	Overseas Shipholding Group, Inc., Class A	4,410	8,776
	Patterson-UTI Energy, Inc.	41,922	358,852
*	PBF Energy, Inc., Class A	14,147	206,688
*	ProPetro Holding Corp.	17,514	167,959
*	Renewable Energy Group, Inc.	6,250	400,000
*	REX American Resources Corp.	1,148	100,967
*	RPC, Inc.	37,932	204,454

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Select Energy Services, Inc., Class A	19,125	$114,941
	Solaris Oilfield Infrastructure, Inc., Class A	4,372	33,184
*	Technip Energies NV, ADR	4,193	64,237
*	TechnipFMC PLC	56,290	414,857
*	TETRA Technologies, Inc.	16,190	52,294
*	Transocean Ltd.	73,941	261,012
*	U.S. Silica Holdings, Inc.	14,353	138,937
*	Weatherford International PLC	2,907	84,477
	World Fuel Services Corp.	5,200	158,756

TOTAL ENERGY			8,265,550

FINANCIALS — (27.2%)
	1st Constitution Bancorp.	1,043	24,803
	1st Source Corp.	3,113	150,296
	ACNB Corp.	381	10,573
	Alerus Financial Corp.	2,527	79,348
*	Alleghany Corp.	1,746	1,137,309
	Allegiance Bancshares, Inc.	6,784	265,729
	Amalgamated Financial Corp.	1,113	20,435
	A-Mark Precious Metals, Inc.	413	30,971
*	Ambac Financial Group, Inc.	12,000	202,920
*	Amerant Bancorp., Inc.	3,610	95,846
	American Equity Investment Life Holding Co.	22,709	723,736
	American Financial Group, Inc.	3,837	521,985
	American National Bankshares, Inc.	3,483	129,219
	American National Group, Inc.	1,851	351,153
	Ameris Bancorp	10,692	560,154
	Ames National Corp.	1,467	36,264
	Argo Group International Holdings Ltd.	4,771	262,882
	Arrow Financial Corp.	4,585	164,372
*	AssetMark Financial Holdings, Inc.	2,767	70,946
	Associated Banc-Corp.	23,404	521,441
	Associated Capital Group, Inc., Class A	306	11,123
	Assurant, Inc.	130	20,970
	Assured Guaranty Ltd.	9,125	507,167
*	Athene Holding Ltd., Class A	23,203	2,018,893
*	Atlantic Capital Bancshares, Inc.	4,903	134,882
	Atlantic Union Bankshares Corp.	14,096	505,624
	Axis Capital Holdings Ltd.	10,823	563,554
*	Axos Financial, Inc.	6,130	324,890
	Banc of California, Inc.	11,839	240,687
	BancFirst Corp.	3,264	212,193
*	Bancorp, Inc.	13,502	412,486
	Bank of Marin Bancorp.	1,829	69,703
	Bank of NT Butterfield & Son Ltd.	4,940	177,346
	Bank of Princeton	25	757
	Bank OZK	17,831	796,511
	BankFinancial Corp.	3,100	35,309
	BankUnited, Inc.	11,655	472,727
	Bankwell Financial Group, Inc.	797	23,671
	Banner Corp.	5,341	308,496
	Bar Harbor Bankshares	2,303	68,399
*	Baycom Corp.	1,527	28,845
	BCB Bancorp, Inc.	2,387	36,091
	Berkshire Hills Bancorp, Inc.	7,332	199,064
	BOK Financial Corp.	8,351	844,871
*	Bridgewater Bancshares, Inc.	2,992	54,125
*	Brighthouse Financial, Inc.	10,198	512,246
	Brookline Bancorp, Inc.	10,856	174,239

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bryn Mawr Bank Corp.	2,274	$105,377
	Business First Bancshares, Inc.	2,628	70,115
	Byline Bancorp, Inc.	5,710	147,090
	C&F Financial Corp.	728	37,252
	Cadence Bank	24,997	725,393
	Cambridge Bancorp.	700	64,267
	Camden National Corp.	2,399	114,192
*	Cannae Holdings, Inc.	10,584	360,914
	Capital Bancorp, Inc.	535	13,616
	Capital City Bank Group, Inc.	3,105	83,431
	Capitol Federal Financial, Inc.	19,600	237,748
	Capstar Financial Holdings, Inc.	2,844	62,483
*	Carter Bankshares, Inc.	1,964	29,421
	Cathay General Bancorp.	10,082	425,360
	CBTX, Inc.	3,932	106,950
	Central Pacific Financial Corp.	2,666	73,288
	Central Valley Community Bancorp.	1,568	33,445
	Century Bancorp, Inc., Class A	350	40,303
	Chemung Financial Corp.	124	5,735
	CIT Group, Inc.	4,010	198,615
	Citizens & Northern Corp.	1,553	39,617
	City Holding Co.	1,775	141,254
	Civista Bancshares, Inc.	2,830	68,090
	CNA Financial Corp.	7,278	326,491
	CNB Financial Corp.	2,890	74,186
	Codorus Valley Bancorp, Inc.	1,949	42,664
	Columbia Banking System, Inc.	11,007	375,669
*	Columbia Financial, Inc.	3,058	56,940
	Comerica, Inc.	11,043	939,649
	Community Bank System, Inc.	1,481	106,143
	Community Bankers Trust Corp.	3,912	45,614
	Community Financial Corp.	1,132	43,152
	Community Trust Bancorp, Inc.	2,321	101,381
	ConnectOne Bancorp, Inc.	5,391	181,838
	Cowen, Inc., Class A	3,805	143,563
*	CrossFirst Bankshares, Inc.	7,329	104,292
*	Customers Bancorp, Inc.	4,291	228,667
	CVB Financial Corp.	17,255	345,445
	Dime Community Bancshares, Inc.	5,760	205,517
	Donegal Group, Inc., Class A	4,470	63,698
*	Donnelley Financial Solutions, Inc.	3,460	132,587
	Eagle Bancorp Montana, Inc.	1,400	31,500
	Eagle Bancorp, Inc.	4,036	228,397
*	eHealth, Inc.	454	20,135
*	Elevate Credit, Inc.	7,023	24,089
	Employers Holdings, Inc.	5,582	215,465
*	Encore Capital Group, Inc.	4,633	250,275
*	Enova International, Inc.	4,733	153,539
*	Enstar Group Ltd.	2,215	511,178
	Enterprise Bancorp, Inc.	876	32,543
	Enterprise Financial Services Corp.	4,282	201,340
	Equitable Holdings, Inc.	13,893	465,415
	Equity Bancshares, Inc., Class A	2,809	93,989
*	Esquire Financial Holdings, Inc.	631	20,179
	Essent Group Ltd.	13,523	649,104
	Evans Bancorp, Inc.	496	19,815
	Everest Re Group Ltd.	5,023	1,313,514
*	EZCORP, Inc., Class A	11,400	85,044
	Farmers National Banc Corp.	4,131	73,614

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
FB Financial Corp.	5,211	$236,215
Federal Agricultural Mortgage Corp., Class C	1,099	138,573
Fidelity National Financial, Inc.	12,560	601,750
Financial Institutions, Inc.	2,653	84,684
First American Financial Corp.	13,781	1,007,942
First BanCorp.	30,391	414,837
First BanCorp.	4,827	233,723
First Bancshares, Inc.	2,866	115,356
First Bank	3,522	52,971
First Busey Corp.	8,235	209,910
First Business Financial Services, Inc.	1,650	48,180
First Citizens BancShares, Inc., Class A	95	77,321
First Commonwealth Financial Corp.	12,393	189,613
First Community Bankshares, Inc.	2,620	84,940
First Community Corp.	600	12,072
First Financial Bancorp.	12,528	297,916
First Financial Corp.	1,600	68,560
First Foundation, Inc.	4,664	124,109
First Hawaiian, Inc.	15,562	429,356
First Horizon Corp.	69,664	1,182,198
First Internet Bancorp.	2,190	74,548
First Interstate BancSystem, Inc., Class A	5,247	218,118
First Merchants Corp.	6,849	284,781
First Mid Bancshares, Inc.	1,939	83,532
First Midwest Bancorp, Inc.	14,637	281,762
First Northwest Bancorp.	1,286	23,212
First of Long Island Corp.	3,832	77,138
* First Western Financial, Inc.	1,176	34,128
Flagstar Bancorp, Inc.	7,178	338,730
Flushing Financial Corp.	5,006	120,244
FNB Corp.	41,283	480,947
FS Bancorp, Inc.	1,096	37,768
Fulton Financial Corp.	23,776	382,794
* FVCBankcorp, Inc.	585	11,993
* Genworth Financial, Inc., Class A	67,960	279,316
German American Bancorp, Inc.	2,736	107,853
Glacier Bancorp, Inc.	1,276	70,550
Global Indemnity Group LLC, Class A	1,156	28,426
Globe Life, Inc.	12,172	1,083,551
Great Southern Bancorp, Inc.	2,314	130,579
Great Western Bancorp, Inc.	6,165	209,918
* Greenlight Capital Re Ltd., Class A	7,969	59,210
Guaranty Bancshares, Inc	880	33,035
Hancock Whitney Corp.	10,657	527,308
Hanmi Financial Corp.	5,806	128,835
Hanover Insurance Group, Inc.	1,259	158,634
HarborOne Bancorp, Inc.	8,121	116,699
HBT Financial, Inc.	289	5,211
Heartland Financial USA, Inc.	5,185	259,872
Heritage Commerce Corp.	9,610	115,224
Heritage Financial Corp.	5,781	143,600
Heritage Insurance Holdings, Inc.	6,378	41,712
Home Bancorp, Inc.	1,418	59,202
Home BancShares, Inc.	13,874	329,646
HomeStreet, Inc.	3,600	169,776
Hope Bancorp, Inc.	17,297	252,363
Horace Mann Educators Corp.	5,792	226,931
Horizon Bancorp, Inc.	5,912	112,742
Independence Holding Co.	842	41,300

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Independent Bank Corp.	3,587	$303,101
Independent Bank Corp.	3,185	71,758
Independent Bank Group, Inc.	5,453	394,197
International Bancshares Corp.	8,155	345,772
Invesco Ltd.	55,764	1,416,963
Investar Holding Corp.	2,226	41,626
Investors Bancorp, Inc.	29,332	448,780
Investors Title Co.	193	37,403
James River Group Holdings Ltd.	2,068	66,073
Janus Henderson Group PLC	1,710	79,515
Jefferies Financial Group, Inc.	33,586	1,444,198
Kearny Financial Corp.	12,145	162,986
Kemper Corp.	7,806	495,525
Lakeland Bancorp, Inc.	6,807	122,390
LCNB Corp.	2,465	42,028
Level One Bancorp, Inc.	1,338	42,027
Lincoln National Corp.	17,072	1,231,745
Luther Burbank Corp.	7,054	102,354
Macatawa Bank Corp.	7,536	63,302
* MainStreet Bancshares, Inc.	866	21,650
Marlin Business Services Corp.	3,145	72,083
Mercantile Bank Corp.	2,881	99,020
Merchants Bancorp.	2,117	94,058
Mercury General Corp.	6,171	336,258
Meridian Bancorp, Inc.	7,722	179,150
Meridian Corp.	931	28,116
Meta Financial Group, Inc.	3,311	183,562
Metrocity Bankshares, Inc.	700	16,450
* Metropolitan Bank Holding Corp.	1,215	110,395
MGIC Investment Corp.	41,011	662,738
# Mid Penn Bancorp, Inc.	1,315	36,846
Midland States Bancorp, Inc.	4,136	106,130
MidWestOne Financial Group, Inc	2,362	74,049
* Mr Cooper Group, Inc.	10,331	452,911
MVB Financial Corp.	1,463	62,455
National Bank Holdings Corp., Class A	3,900	169,143
National Bankshares, Inc.	833	31,029
National Western Life Group, Inc., Class A	544	116,965
Navient Corp.	21,710	427,687
NBT Bancorp, Inc.	5,820	213,536
Nelnet, Inc., Class A	3,594	296,972
New York Community Bancorp, Inc.	56,420	701,301
* Nicolet Bankshares, Inc.	1,507	108,338
* NMI Holdings, Inc., Class A	10,517	255,353
Northeast Bank	1,916	63,420
Northfield Bancorp, Inc.	7,782	136,574
Northwest Bancshares, Inc.	16,871	232,820
Norwood Financial Corp.	406	10,625
OceanFirst Financial Corp.	8,455	187,447
* Ocwen Financial Corp.	1,500	47,115
OFG Bancorp.	6,407	165,941
Old National Bancorp.	21,994	375,658
Old Republic International Corp.	36,953	954,496
Old Second Bancorp, Inc.	4,800	64,992
OneMain Holdings, Inc.	13,424	708,921
OP Bancorp.	2,958	32,775
* Oportun Financial Corp.	1,647	38,260
Oppenheimer Holdings, Inc., Class A	1,760	91,608
Origin Bancorp, Inc.	2,718	121,223

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Orrstown Financial Services, Inc.	807	$19,134
	Pacific Premier Bancorp, Inc.	12,029	505,098
	PacWest Bancorp.	14,168	672,555
	Park National Corp.	1,377	177,068
	Parke Bancorp, Inc.	1,244	27,579
	PCB Bancorp.	726	15,464
	PCSB Financial Corp.	2,813	53,756
	Peapack-Gladstone Financial Corp.	2,796	93,806
	Penns Woods Bancorp, Inc.	542	12,900
	PennyMac Financial Services, Inc.	4,810	298,509
	Peoples Bancorp, Inc.	4,121	131,707
	Peoples Financial Services Corp.	1,092	49,992
	People’s United Financial, Inc.	49,407	846,836
	Pinnacle Financial Partners, Inc.	7,047	680,529
	Popular, Inc.	9,800	798,112
*	PRA Group, Inc.	6,426	275,547
	Preferred Bank	1,600	109,712
	Premier Financial Corp.	4,682	149,262
	Primis Financial Corp.	3,802	57,600
	ProAssurance Corp.	7,005	160,485
*	Professional Holding Corp., Class A	930	17,438
	Prosperity Bancshares, Inc.	12,293	925,786
	Provident Financial Services, Inc.	11,383	281,843
	QCR Holdings, Inc.	2,300	126,822
	Radian Group, Inc.	23,321	556,672
	RBB Bancorp.	2,209	56,705
	Red River Bancshares, Inc.	588	30,799
	Regional Management Corp.	1,830	93,476
	Reinsurance Group of America, Inc.	8,148	962,116
	Reliant Bancorp, Inc.	1,425	48,279
	RenaissanceRe Holdings Ltd.	5,695	807,551
	Renasant Corp.	6,166	230,670
	Republic Bancorp, Inc., Class A	2,473	133,591
# *	Republic First Bancorp, Inc.	10,589	32,826
	Richmond Mutual BanCorp, Inc.	550	8,745
	Riverview Bancorp, Inc.	4,900	36,211
	S&T Bancorp, Inc.	5,811	177,584
	Safety Insurance Group, Inc.	1,800	141,138
	Sandy Spring Bancorp, Inc.	6,895	327,237
	Santander Consumer USA Holdings, Inc.	31,135	1,298,329
	Seacoast Banking Corp. of Florida	6,216	226,449
*	Security National Financial Corp., Class A	2,457	21,695
	Selective Insurance Group, Inc.	2,500	195,925
	Severn Bancorp, Inc.	2,071	28,228
	Shore Bancshares, Inc.	3,163	58,452
	Sierra Bancorp.	3,100	77,376
	Simmons First National Corp., Class A	13,287	397,148
*	SiriusPoint Ltd.	10,182	95,711
	SmartFinancial, Inc.	895	23,261
	South State Corp.	7,604	593,796
*	Southern First Bancshares, Inc.	900	48,483
	Southern Missouri Bancorp, Inc.	600	32,640
	Southside Bancshares, Inc.	3,285	135,736
	Spirit of Texas Bancshares, Inc.	1,714	41,702
	State Auto Financial Corp.	4,900	251,419
	Sterling Bancorp.	24,180	615,381
	Stewart Information Services Corp.	2,699	192,088
	Stifel Financial Corp.	15,586	1,135,752
*	StoneX Group, Inc.	1,990	137,529

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Synovus Financial Corp.	18,101	$843,326
	Territorial Bancorp, Inc.	2,739	68,722
*	Texas Capital Bancshares, Inc.	6,204	375,962
	Timberland Bancorp, Inc.	1,300	36,075
	Tiptree, Inc.	4,667	72,852
	Tompkins Financial Corp.	1,660	136,303
	Towne Bank	8,754	275,926
	TriCo Bancshares	4,060	177,950
*	TriState Capital Holdings, Inc.	5,600	168,280
*	Triumph Bancorp, Inc.	1,718	201,521
	TrustCo Bank Corp. NY	3,046	102,224
	Trustmark Corp.	8,304	264,150
	UMB Financial Corp.	2,941	290,630
	Umpqua Holdings Corp.	29,883	611,107
	United Bankshares, Inc.	16,796	621,284
	United Community Banks, Inc.	9,745	339,516
	United Fire Group, Inc.	4,294	87,726
	United Insurance Holdings Corp.	6,602	25,220
	Unity Bancorp, Inc.	1,986	50,345
	Universal Insurance Holdings, Inc.	6,100	90,097
	Univest Financial Corp.	4,548	130,528
	Unum Group	24,927	634,891
	Valley National Bancorp.	51,918	688,433
	Veritex Holdings, Inc.	5,634	230,712
	Voya Financial, Inc.	14,115	984,804
	Washington Federal, Inc.	8,639	305,475
	Washington Trust Bancorp, Inc.	1,743	95,272
	Waterstone Financial, Inc.	5,700	117,819
	Webster Financial Corp.	2,576	144,153
	WesBanco, Inc.	8,738	303,820
	West BanCorp, Inc.	1,689	53,541
	Westamerica BanCorp.	4,034	224,936
	Western New England Bancorp, Inc.	5,200	50,596
	Westwood Holdings Group, Inc.	546	9,500
	White Mountains Insurance Group Ltd.	383	404,061
	Wintrust Financial Corp.	6,711	593,923
	WSFS Financial Corp.	6,049	313,399
	Zions Bancorp NA	19,590	1,233,974

TOTAL FINANCIALS			80,054,358

HEALTH CARE — (6.2%)
*	Acadia Healthcare Co., Inc.	11,583	718,146
*	Addus HomeCare Corp.	4,539	424,396
# *	Agios Pharmaceuticals, Inc.	4,405	207,035
# *	Akebia Therapeutics, Inc.	12,576	36,093
*	Alkermes PLC	12,522	379,291
*	Allscripts Healthcare Solutions, Inc.	39,945	550,442
*	Amphastar Pharmaceuticals, Inc.	8,758	163,599
*	AnaptysBio, Inc.	4,199	138,147
*	AngioDynamics, Inc.	9,416	269,298
*	ANI Pharmaceuticals, Inc.	2,063	77,115
*	Anika Therapeutics, Inc.	3,237	134,821
*	Assembly Biosciences, Inc.	6,700	21,105
# *	Athenex, Inc.	6,629	16,838
*	Avanos Medical, Inc.	9,601	302,816
*	BioDelivery Sciences International, Inc.	3,071	12,530
# *	Bluebird Bio, Inc.	4,176	97,760
*	Brookdale Senior Living, Inc.	24,551	159,582
*	Calithera Biosciences, Inc.	20,200	38,986

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
# *	Cara Therapeutics, Inc.	3,686	$62,035
*	Catalyst Biosciences, Inc.	9,954	32,749
*	Catalyst Pharmaceuticals, Inc.	8,684	51,236
# *	CbdMD, Inc.	4,600	8,142
*	Chinook Therapeutics, Inc.	7,587	81,484
*	Collegium Pharmaceutical, Inc.	2,900	56,927
*	Computer Programs & Systems, Inc.	1,766	63,753
*	Covetrus, Inc.	7,267	146,721
*	Cross Country Healthcare, Inc.	5,716	118,493
*	CryoLife, Inc.	5,171	106,729
*	Cyclerion Therapeutics, Inc.	3,096	7,926
*	Cymabay Therapeutics, Inc.	12,538	48,898
*	Eagle Pharmaceuticals, Inc.	994	52,056
# *	Eiger BioPharmaceuticals, Inc.	3,062	20,638
*	Electromed, Inc.	666	7,313
*	Emergent BioSolutions, Inc.	4,373	208,461
*	Enanta Pharmaceuticals, Inc.	2,209	189,643
	Encompass Health Corp.	2,962	188,265
*	Envista Holdings Corp.	26,824	1,048,818
*	Enzo Biochem, Inc.	10,600	36,464
*	Evolent Health, Inc., Class A	558	16,333
*	Five Star Senior Living, Inc.	4,274	17,566
*	FONAR Corp.	1,044	16,704
*	GlycoMimetics, Inc.	6,500	12,415
*	Harvard Bioscience, Inc.	4,000	30,120
*	HealthStream, Inc.	4,374	116,392
*	Henry Schein, Inc.	6,042	461,307
	Hill-Rom Holdings, Inc.	146	22,615
# *	Homology Medicines, Inc.	5,185	29,710
*	ICU Medical, Inc.	400	93,652
*	Innoviva, Inc.	12,131	211,686
*	Inogen, Inc.	2,793	110,742
*	Integer Holdings Corp.	4,068	366,201
*	IntriCon Corp.	1,698	28,866
# *	Invacare Corp.	7,557	37,332
*	Jazz Pharmaceuticals PLC	8,249	1,097,447
*	Jounce Therapeutics, Inc.	9,702	85,184
# *	Lannett Co., Inc.	3,393	9,263
*	Lantheus Holdings, Inc.	8,160	190,862
*	LENSAR, Inc.	858	6,135
*	Ligand Pharmaceuticals, Inc.	1,546	225,623
*	Magellan Health, Inc.	1,399	132,667
*	MEDNAX, Inc.	11,057	301,082
*	Meridian Bioscience, Inc.	5,100	95,931
*	Merit Medical Systems, Inc.	6,632	446,068
#	Mesa Laboratories, Inc.	549	167,829
*	Minerva Neurosciences, Inc.	9,200	12,880
*	Mustang Bio, Inc.	23,000	51,520
*	Myriad Genetics, Inc.	726	22,339
	National HealthCare Corp.	2,447	171,143
*	Natus Medical, Inc.	5,818	145,741
*	NextCure, Inc.	2,451	20,147
*	NextGen Healthcare, Inc.	12,188	200,614
*	NuVasive, Inc.	5,211	278,059
# *	OPKO Health, Inc.	41,397	156,895
*	Option Care Health, Inc.	14,113	385,708
*	OraSure Technologies, Inc.	12,060	128,680
	Organon & Co.	4,719	173,423
*	Orgenesis, Inc.	1,208	5,810

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Orthofix Medical, Inc.	3,106	$111,754
	Owens & Minor, Inc.	9,081	325,826
*	Pacira BioSciences, Inc.	2,337	122,178
	Patterson Cos., Inc.	12,151	379,840
* ††	PDL BioPharma, Inc.	11,311	29,295
	Perrigo Co. PLC	15,845	715,402
	Phibro Animal Health Corp., Class A	2,200	48,268
	Premier, Inc., Class A	15,336	597,337
*	Prestige Consumer Healthcare, Inc.	6,139	368,279
*	Quidel Corp.	133	17,658
	Select Medical Holdings Corp.	12,940	429,867
*	Sio Gene Therapies, Inc.	4,300	8,213
*	Supernus Pharmaceuticals, Inc.	8,338	248,889
# *	Surface Oncology, Inc.	2,685	19,923
*	Taro Pharmaceutical Industries Ltd.	4,084	226,948
*	Tempest Therapeutics, Inc.	1,500	17,580
*	Triple-S Management Corp., Class B	4,083	144,089
*	United Therapeutics Corp.	1,577	300,829
	Universal Health Services, Inc., Class B	10,556	1,310,000
	Utah Medical Products, Inc.	400	38,732
*	Vanda Pharmaceuticals, Inc.	10,932	187,156
# *	Varex Imaging Corp.	6,141	164,886
*	Viking Therapeutics, Inc.	4,180	24,328
# *	X4 Pharmaceuticals, Inc.	1,568	7,589
	XBiotech, Inc.	1,642	24,072

TOTAL HEALTH CARE			18,236,380

INDUSTRIALS — (19.1%)
*	AAR Corp.	5,906	208,895
	ABM Industries, Inc.	9,968	438,692
*	Acacia Research Corp.	3,095	17,734
	ACCO Brands Corp.	16,610	137,365
	Acme United Corp.	800	29,600
	Acuity Brands, Inc.	4,262	875,543
	ADT, Inc.	41,671	347,953
*	AECOM	3,346	228,766
*	AeroVironment, Inc.	889	79,219
	AGCO Corp.	7,885	963,626
	Air Lease Corp.	16,046	642,642
*	Akerna Corp.	4,309	11,505
	Alamo Group, Inc.	2,565	387,828
	Albany International Corp., Class A	4,247	342,521
	Allied Motion Technologies, Inc.	3,600	126,540
*	Alta Equipment Group, Inc.	2,995	43,218
	Altra Industrial Motion Corp.	9,701	505,907
	AMERCO	2,011	1,482,087
*	American Woodmark Corp.	3,913	268,980
*	API Group Corp.	11,128	242,368
	Apogee Enterprises, Inc.	7,001	293,552
	Applied Industrial Technologies, Inc.	2,086	203,343
	ARC Document Solutions, Inc.	9,100	27,573
	ArcBest Corp.	4,813	432,448
	Arcosa, Inc.	7,774	402,149
	Argan, Inc.	3,158	130,299
*	Armstrong Flooring, Inc.	4,300	12,212
*	ASGN, Inc.	6,242	746,918
	Astec Industries, Inc.	5,604	299,142
*	Astronics Corp.	4,923	63,507
	AZZ, Inc.	4,079	216,717

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Barnes Group, Inc.	7,582	$317,989
	Barrett Business Services, Inc.	1,644	134,808
*	Beacon Roofing Supply, Inc.	9,961	526,638
	BGSF, Inc.	1,600	19,248
*	BlueLinx Holdings, Inc.	854	40,676
	Boise Cascade Co.	4,892	276,985
	Brady Corp., Class A	5,472	285,036
*	BrightView Holdings, Inc.	16,378	259,755
# *	Broadwind, Inc.	2,000	5,820
*	Builders FirstSource, Inc.	25,630	1,493,460
*	CACI International, Inc., Class A	3,531	1,015,657
	CAI International, Inc.	904	50,561
	Carlisle Cos., Inc.	172	38,342
*	CBIZ, Inc.	6,497	238,505
*	CECO Environmental Corp.	7,348	50,554
*	Chart Industries, Inc.	493	87,517
*	CIRCOR International, Inc.	2,900	82,766
*	Civeo Corp.	2,652	59,856
# *	Clarivate PLC	3,225	75,626
*	Colfax Corp.	23,454	1,210,696
	Columbus McKinnon Corp.	3,675	173,717
	Comfort Systems USA, Inc.	3,184	291,241
*	Commercial Vehicle Group, Inc.	5,215	52,359
# *	Concrete Pumping Holdings, Inc.	9,909	85,217
*	Construction Partners, Inc., Class A	2,540	90,449
*	Covenant Logistics Group, Inc.	2,437	69,211
	CRA International, Inc.	1,000	109,820
	Crane Co.	5,559	574,134
	Curtiss-Wright Corp.	4,799	612,736
	Deluxe Corp.	4,336	154,665
*	Ducommun, Inc.	2,000	96,780
*	DXP Enterprises, Inc.	3,100	102,176
*	Dycom Industries, Inc.	3,477	276,143
	Eastern Co.	1,042	25,039
*	Echo Global Logistics, Inc.	3,624	174,786
	EMCOR Group, Inc.	6,289	764,051
	Encore Wire Corp.	3,206	429,796
	Enerpac Tool Group Corp.	2,800	58,492
	EnerSys	3,813	305,193
	Ennis, Inc.	4,800	90,912
	EnPro Industries, Inc.	3,131	280,725
	ESCO Technologies, Inc.	3,597	304,162
*	EVI Industries, Inc.	201	6,332
	Federal Signal Corp.	6,910	295,817
	Flowserve Corp.	8,589	288,762
*	Fluor Corp.	15,679	304,800
	Forward Air Corp.	1,300	130,728
# *	FreightCar America, Inc.	2,000	8,380
*	FTI Consulting, Inc.	4,062	584,603
*	Gates Industrial Corp. PLC	24,329	399,969
	GATX Corp.	5,324	504,981
*	Gencor Industries, Inc.	1,912	21,338
*	Gibraltar Industries, Inc.	3,622	236,010
*	GMS, Inc.	5,202	257,655
	Gorman-Rupp Co	3,500	148,820
	Graham Corp.	3,300	41,943
	Granite Construction, Inc.	7,060	262,067
*	Great Lakes Dredge & Dock Corp.	7,688	117,011
	Greenbrier Cos., Inc.	5,076	208,218

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Griffon Corp.	8,832	$233,960
*	Harsco Corp.	12,893	220,470
	Healthcare Services Group, Inc.	1,100	21,109
	Heartland Express, Inc.	11,680	190,734
	Heidrick & Struggles International, Inc.	2,341	109,746
	Helios Technologies, Inc.	3,528	321,224
	Herc Holdings, Inc.	2,811	511,714
	Herman Miller, Inc.	8,668	337,359
*	Hill International, Inc.	9,621	19,627
	Hillenbrand, Inc.	6,381	290,080
	HNI Corp.	4,936	184,606
*	Hub Group, Inc., Class A	5,129	402,986
*	Hudson Technologies, Inc.	8,682	30,734
	Huntington Ingalls Industries, Inc.	58	11,758
	Hurco Cos., Inc.	1,672	54,256
*	Huron Consulting Group, Inc.	3,060	153,490
	Hyster-Yale Materials Handling, Inc.	1,900	91,276
	ICF International, Inc.	2,023	203,291
*	IES Holdings, Inc.	2,781	138,633
	Insteel Industries, Inc.	2,642	107,450
	Interface, Inc.	8,115	116,531
	ITT, Inc.	4,260	400,738
*	JELD-WEN Holding, Inc.	11,011	301,812
	Kadant, Inc.	1,148	254,994
	Kaman Corp.	4,074	145,808
*	KAR Auction Services, Inc.	16,113	236,378
	Kelly Services, Inc., Class A	6,645	119,809
	Kennametal, Inc.	8,844	351,549
	Kimball International, Inc., Class B	5,820	63,263
*	Kirby Corp.	9,162	480,180
	Knight-Swift Transportation Holdings, Inc.	23,046	1,306,478
	Korn Ferry	6,514	502,946
*	Kratos Defense & Security Solutions, Inc.	12,713	271,931
*	Lawson Products, Inc.	1,240	62,868
*	LB Foster Co., Class A	2,470	39,347
	LSI Industries, Inc.	4,600	34,224
	Luxfer Holdings PLC	1,964	39,496
	Macquarie Infrastructure Holdings LLC	8,239	30,402
*	Manitowoc Co., Inc.	5,682	121,765
	ManpowerGroup, Inc.	2,183	210,987
	ManTech International Corp., Class A	3,691	318,238
	Marten Transport Ltd.	13,239	220,165
*	Masonite International Corp.	2,016	241,940
# *	MasTec, Inc.	7,551	673,021
*	Mastech Digital, Inc.	560	10,382
*	Matrix Service Co.	5,300	54,219
	Matthews International Corp., Class A	5,613	192,919
	Maxar Technologies, Inc.	9,646	256,101
*	Mayville Engineering Co., Inc.	3,816	67,772
	McGrath RentCorp.	2,795	201,631
*	Mercury Systems, Inc.	2,690	138,643
*	Meritor, Inc.	6,280	152,855
	Miller Industries, Inc.	1,708	61,727
*	Mistras Group, Inc.	4,868	47,804
	Moog, Inc., Class A	4,299	324,703
*	MRC Global, Inc.	13,629	113,121
	Mueller Industries, Inc.	6,487	341,476
	Mueller Water Products, Inc., Class A	17,072	280,152
*	MYR Group, Inc.	1,939	198,069

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Nielsen Holdings PLC	35,973	$728,453
*	NN, Inc.	8,000	39,920
*	Northwest Pipe Co.	1,642	39,014
*	NOW, Inc.	17,042	123,043
*	NV5 Global, Inc.	1,750	182,228
	nVent Electric PLC	14,165	502,149
*	Orion Group Holdings, Inc.	9,300	41,385
	Oshkosh Corp.	4,361	466,627
*	PAM Transportation Services, Inc.	1,020	63,056
	Park Aerospace Corp.	3,398	44,480
	Park-Ohio Holdings Corp.	2,400	55,968
*	Parsons Corp.	11,745	406,847
*	PGT Innovations, Inc.	6,333	135,210
	Powell Industries, Inc.	1,786	46,186
	Preformed Line Products Co.	677	46,984
	Primoris Services Corp.	8,273	222,957
*	Quad/Graphics, Inc.	5,500	21,670
	Quanex Building Products Corp.	4,707	97,529
	Quanta Services, Inc.	4,243	514,591
*	Radiant Logistics, Inc.	8,053	54,197
*	Raven Industries, Inc.	1,115	64,469
*	RCM Technologies, Inc.	1,800	10,746
	Regal Beloit Corp.	2,566	390,879
*	Resideo Technologies, Inc.	22,128	545,677
	Resources Connection, Inc.	5,208	90,671
	REV Group, Inc.	8,314	125,625
	Rush Enterprises, Inc., Class A	6,608	344,145
	Rush Enterprises, Inc., Class B	1,970	101,869
	Ryder System, Inc.	7,227	613,934
	Schneider National, Inc., Class B	12,274	306,114
	Science Applications International Corp.	5,646	506,898
*	Sensata Technologies Holding PLC	19,470	1,072,797
	Snap-on, Inc.	5,830	1,184,831
	SPX FLOW, Inc.	4,478	334,551
	Standex International Corp.	1,332	148,212
	Steelcase, Inc., Class A	13,741	163,518
*	Sterling Construction Co., Inc.	3,607	86,712
*	Sunrun, Inc.	6,266	361,423
*	Team, Inc.	3,400	8,228
#	Tecnoglass, Inc.	2,164	62,496
	Tennant Co.	2,006	159,397
	Terex Corp.	7,744	346,931
*	Textainer Group Holdings Ltd.	7,397	290,628
	Textron, Inc.	2,846	210,177
*	Thermon Group Holdings, Inc.	5,979	103,317
	Timken Co.	10,151	720,213
*	Titan International, Inc.	6,300	45,486
*	Titan Machinery, Inc.	3,963	112,628
	Trinity Industries, Inc.	16,012	449,137
	Triton International Ltd	9,788	608,716
*	TrueBlue, Inc.	4,541	126,467
*	Tutor Perini Corp.	7,800	106,236
# *	U.S. Xpress Enterprises, Inc., Class A	5,256	39,788
	UFP Industries, Inc.	7,410	606,360
*	Ultralife Corp.	3,073	19,237
	UniFirst Corp.	1,253	248,044
*	Univar Solutions, Inc.	22,107	565,497
	Universal Logistics Holdings, Inc.	3,145	66,297
*	USA Truck, Inc.	2,800	53,956

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Valmont Industries, Inc.	100	$23,896
*	Vectrus, Inc.	1,710	82,815
*	Veritiv Corp.	1,624	174,206
	VSE Corp.	2,020	112,211
	Wabash National Corp.	7,365	114,378
	Werner Enterprises, Inc.	7,370	334,008
*	WESCO International, Inc.	6,363	824,390
*	Willdan Group, Inc.	1,393	46,568
*	WillScot Mobile Mini Holdings Corp.	27,871	968,517
	Woodward, Inc.	48	5,422
	Zurn Water Solutions Corp.	2,375	86,165

TOTAL INDUSTRIALS			56,046,906

INFORMATION TECHNOLOGY — (9.5%)
*	ACI Worldwide, Inc.	11,453	351,378
	ADTRAN, Inc.	14,051	259,663
	Advanced Energy Industries, Inc.	2,868	263,340
*	Airgain, Inc.	1,200	13,476
	Alliance Data Systems Corp.	5,991	510,733
*	Alpha & Omega Semiconductor Ltd.	3,924	135,967
	Amdocs Ltd.	13,932	1,084,467
	Amkor Technology, Inc.	37,184	815,073
*	Amtech Systems, Inc.	2,941	44,174
*	Arrow Electronics, Inc.	11,793	1,365,040
*	AstroNova, Inc.	670	11,055
*	Asure Software, Inc.	3,988	38,524
*	Aviat Networks, Inc.	1,800	51,480
	Avnet, Inc.	12,743	485,636
*	Axcelis Technologies, Inc.	5,340	293,326
*	AXT, Inc.	7,447	60,842
	Bel Fuse, Inc., Class B	2,600	36,192
	Belden, Inc.	4,679	281,723
	Benchmark Electronics, Inc.	7,100	165,501
*	BM Technologies, Inc.	554	4,953
	Cass Information Systems, Inc.	1,656	67,879
#*	Cerence, Inc.	1,426	149,915
*	CEVA, Inc.	2,388	108,917
*	Ciena Corp.	2,980	161,784
*	Cirrus Logic, Inc.	4,932	398,555
	CMC Materials, Inc.	1,491	191,400
*	Cognyte Software Ltd.	300	5,973
*	Cohu, Inc.	6,386	204,607
*	Computer Task Group, Inc.	3,298	25,592
	Comtech Telecommunications Corp.	4,897	105,628
	Concentrix Corp.	6,442	1,144,615
*	Conduent, Inc.	32,570	219,848
*	Consensus Cloud Solutions, Inc.	106	6,713
	CSG Systems International, Inc.	3,041	152,202
	CTS Corp.	3,025	107,751
*	CyberOptics Corp.	700	29,232
*	Daktronics, Inc.	9,240	51,282
*	Digi International, Inc.	5,575	120,141
*	Diodes, Inc.	2,771	266,265
*	DSP Group, Inc.	1,975	43,391
*	DXC Technology Co.	40,831	1,329,866
	Ebix, Inc.	3,559	116,771
*	EMCORE Corp.	8,746	65,420
*	ePlus, Inc.	1,396	154,356
*	Fabrinet	4,305	413,280

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FARO Technologies, Inc.	1,141	$83,943
*	First Solar, Inc.	16,602	1,985,433
*	Flex Ltd.	52,047	879,594
*	FormFactor, Inc.	6,978	277,585
*	GSI Technology, Inc.	6,000	31,140
*	GTY Technology Holdings, Inc.	4,890	37,164
	Hackett Group, Inc.	2,400	50,736
*	Harmonic, Inc.	11,028	100,024
*	Ichor Holdings Ltd.	3,167	138,461
# *	II-VI, Inc.	7,644	462,538
*	Immersion Corp.	2,490	19,895
	Information Services Group, Inc.	8,078	65,836
*	Insight Enterprises, Inc.	3,913	370,561
	InterDigital, Inc.	3,417	228,768
*	inTEST Corp.	1,400	15,498
*	Intevac, Inc.	4,900	22,883
*	Issuer Direct Corp.	971	24,731
*	Iteris, Inc.	5,100	27,336
*	Itron, Inc.	4,035	313,802
	Jabil, Inc.	10,920	654,763
	Juniper Networks, Inc.	27,179	802,324
*	Kimball Electronics, Inc.	4,386	126,098
*	Knowles Corp.	14,286	297,720
	Kulicke & Soffa Industries, Inc.	6,988	398,316
*	KVH Industries, Inc.	4,490	46,067
*	Lantronix, Inc.	3,045	29,537
# *	LightPath Technologies, Inc., Class A	5,240	10,218
*	Lumentum Holdings, Inc.	6,135	506,628
*	Luna Innovations, Inc.	2,500	24,350
*	Magnachip Semiconductor Corp.	2,721	51,590
	Maximus, Inc.	3,509	296,756
	Methode Electronics, Inc.	5,742	241,566
	MKS Instruments, Inc.	3,992	599,000
*	N-Able, Inc.	489	6,504
*	NeoPhotonics Corp.	4,900	49,588
*	NETGEAR, Inc.	4,750	136,943
*	NetScout Systems, Inc.	11,298	305,724
# *	One Stop Systems, Inc.	3,504	17,555
*	Onto Innovation, Inc.	5,226	413,951
*	OSI Systems, Inc.	2,012	187,337
	PC Connection, Inc.	3,904	179,779
	PC-Tel, Inc.	2,500	14,400
*	PFSweb, Inc.	2,400	31,200
*	Ping Identity Holding Corp.	7,867	222,872
*	Plexus Corp.	3,396	296,539
# *	Powerfleet, Inc.	2,119	14,663
*	Rambus, Inc.	12,310	286,454
*	Ribbon Communications, Inc.	22,069	120,717
	Richardson Electronics Ltd.	1,879	20,500
*	Rogers Corp.	2,025	407,268
*	Sanmina Corp.	9,978	376,670
	Sapiens International Corp. NV	5,082	177,514
*	ScanSource, Inc.	4,138	148,058
*	SecureWorks Corp., Class A	1,700	31,314
*	Smith Micro Software, Inc.	6,223	35,471
	SolarWinds Corp.	488	7,857
*	StarTek, Inc.	2,568	14,124
*	Stratasys Ltd.	615	19,397
*	Super Micro Computer, Inc.	7,618	269,601

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synchronoss Technologies, Inc.	10,900	$28,776
	SYNNEX Corp.	6,039	634,095
*	TTM Technologies, Inc.	17,176	227,410
*	Turtle Beach Corp.	601	17,285
*	Ultra Clean Holdings, Inc.	3,588	177,857
*	Upland Software, Inc.	2,935	97,941
*	Veeco Instruments, Inc.	5,882	142,874
# *	Verint Systems, Inc.	6,972	324,895
*	Viasat, Inc.	8,913	532,017
# *	VirnetX Holding Corp.	3,979	15,319
	Vishay Intertechnology, Inc.	17,691	340,021
*	Vishay Precision Group, Inc.	1,880	64,089
# *	WidePoint Corp.	452	2,292
	Xerox Holdings Corp.	27,718	493,380

TOTAL INFORMATION TECHNOLOGY			28,025,038

MATERIALS — (6.6%)
*	AdvanSix, Inc.	2,817	136,906
*	Allegheny Technologies, Inc.	1,800	28,980
	American Vanguard Corp.	9,800	152,684
*	Ampco-Pittsburgh Corp.	3,968	22,300
*	Arconic Corp.	16,207	476,810
	Ashland Global Holdings, Inc.	8,440	810,324
	Avient Corp.	1,670	89,980
*	Berry Global Group, Inc.	14,127	925,884
#	Caledonia Mining Corp. PLC	800	9,912
	Chase Corp.	1,208	115,968
*	Clearwater Paper Corp.	3,080	128,836
*	Coeur Mining, Inc.	29,459	186,476
	Commercial Metals Co.	12,313	396,232
*	Domtar Corp.	3,173	173,214
	Ecovyst, Inc.	6,274	73,280
	Element Solutions, Inc.	25,965	589,665
*	Ferro Corp.	8,464	177,913
	FMC Corp.	322	29,305
*	GCP Applied Technologies, Inc.	8,550	193,316
	Glatfelter Corp.	8,360	137,355
	Graphic Packaging Holding Co.	36,441	726,269
	Greif, Inc., Class A	3,507	226,833
	Greif, Inc., Class B	1,521	99,261
	Hawkins, Inc.	2,606	95,562
	Haynes International, Inc.	1,100	44,143
	HB Fuller Co.	5,962	420,381
	Hecla Mining Co.	70,667	408,455
	Huntsman Corp.	37,919	1,235,401
	Innospec, Inc.	2,743	248,543
*	Intrepid Potash, Inc.	2,100	102,291
*	Koppers Holdings, Inc.	3,449	121,025
*	Kraton Corp.	5,330	243,315
	Kronos Worldwide, Inc.	10,624	138,431
	Materion Corp.	2,532	182,760
	Mercer International, Inc.	11,942	128,615
	Minerals Technologies, Inc.	5,086	360,801
	Mosaic Co.	13,900	577,823
	Myers Industries, Inc.	4,018	82,690
	Neenah, Inc.	1,383	69,897
	Packaging Corp. of America	2,935	403,181
*	Ranpak Holdings Corp.	8,004	275,818
*	Rayonier Advanced Materials, Inc.	9,900	71,082

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Reliance Steel & Aluminum Co.	9,327	$1,363,234
	Resolute Forest Products, Inc.	5,311	62,457
	Royal Gold, Inc.	4,308	426,578
	Ryerson Holding Corp.	4,158	109,605
	Schnitzer Steel Industries, Inc., Class A	3,675	197,715
	Sensient Technologies Corp.	4,158	397,505
	Silgan Holdings, Inc.	8,780	352,956
	Sonoco Products Co.	12,062	698,993
	Steel Dynamics, Inc.	22,212	1,467,769
	Stepan Co.	2,309	277,126
*	TriMas Corp.	4,961	165,449
	Trinseo PLC	2,419	135,609
*	UFP Technologies, Inc.	1,153	71,359
*	Venator Materials PLC	15,352	46,210
	Westlake Chemical Corp.	12,020	1,170,027
	WestRock Co.	16,968	816,161
	Worthington Industries, Inc.	6,821	370,517

TOTAL MATERIALS			19,247,187

REAL ESTATE — (1.6%)
# *	Cushman & Wakefield PLC	20,451	376,094
*	Five Point Holdings LLC, Class A	9,988	73,512
*	Forestar Group, Inc.	7,829	153,213
*	FRP Holdings, Inc.	1,549	88,603
*	Howard Hughes Corp.	7,053	614,528
*	Jones Lang LaSalle, Inc.	6,696	1,729,108
	Kennedy-Wilson Holdings, Inc.	18,154	406,105
*	Marcus & Millichap, Inc.	6,213	292,632
	Newmark Group, Inc., Class A	21,700	322,896
	RE/MAX Holdings, Inc., Class A	2,947	93,744
*	Realogy Holdings Corp.	18,904	327,417
	RMR Group, Inc., Class A	1,800	62,622
*	Tejon Ranch Co.	4,857	88,446

TOTAL REAL ESTATE			4,628,920

UTILITIES — (0.3%)
	Genie Energy Ltd., Class B	5,803	28,725
	New Jersey Resources Corp.	10,502	397,080
#	Ormat Technologies, Inc.	7,097	513,326

TOTAL UTILITIES			939,131

TOTAL COMMON STOCKS Cost ($221,840,018)			285,022,335

TEMPORARY CASH INVESTMENTS — (2.1%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	6,274,222	6,274,222

SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	239,118	2,766,600

TOTAL INVESTMENTS — (100.0%) (Cost $230,880,808)			$294,063,157

ADR	American Depositary Receipt

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$10,932,551	—	—		$10,932,551
Consumer Discretionary	46,856,462	—	$485		46,856,947
Consumer Staples	11,789,367	—	—		11,789,367
Energy	8,265,550	—	—		8,265,550
Financials	80,054,358	—	—		80,054,358
Health Care	18,207,085	—	29,295		18,236,380
Industrials	56,046,906	—	—		56,046,906
Information Technology	28,025,038	—	—		28,025,038
Materials	19,247,187	—	—		19,247,187
Real Estate	4,628,920	—	—		4,628,920
Utilities	939,131	—	—		939,131
Temporary Cash Investments	6,274,222	—	—		6,274,222
Securities Lending Collateral	—	$2,766,600	—		2,766,600

TOTAL	$291,266,777	$2,766,600	$29,780	^	$294,063,157

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (4.9%)
*	A2B Australia Ltd.	17,255	$17,300
	Accent Group Ltd.	167,164	312,981
	Adairs Ltd.	73,277	204,518
*	Afterpay Ltd.	18,174	1,683,628
*	Ainsworth Game Technology Ltd.	22,621	23,030
*	Alkane Resources Ltd.	67,596	45,344
	ALS Ltd.	214,957	2,155,974
	Altium Ltd.	32,058	893,028
*	AMA Group Ltd.	274,682	100,923
*	AMP Ltd.	1,438,934	1,177,263
	Ampol Ltd.	98,743	2,284,050
	Appen Ltd.	10,703	87,214
*	Arafura Resources Ltd.	147,527	24,605
	ARB Corp. Ltd.	13,433	494,749
	Aristocrat Leisure Ltd.	59,290	2,102,822
	Atlas Arteria Ltd.	190,197	893,859
*	Atomos Ltd.	10,203	10,791
	AUB Group Ltd.	21,409	352,849
*	Aurelia Metals Ltd.	219,955	62,567
	Austal Ltd.	107,899	153,356
	Australia & New Zealand Banking Group Ltd.	219,095	4,662,444
	Australian Ethical Investment Ltd.	12,237	126,455
	Australian Finance Group Ltd.	74,702	148,474
	Australian Pharmaceutical Industries Ltd.	170,119	193,225
*	Australian Strategic Materials Ltd.	9,362	75,228
	Australian Vintage Ltd.	46,209	29,029
	Auswide Bank Ltd.	3,426	17,688
	Baby Bunting Group Ltd.	38,803	172,932
	Bank of Queensland Ltd.	225,540	1,501,628
	Bapcor Ltd.	146,541	883,884
	Base Resources Ltd.	129,722	29,771
	Beacon Lighting Group Ltd.	36,860	60,722
	Bell Financial Group Ltd.	28,791	39,563
*	Bellevue Gold Ltd.	40,353	25,979
*	Betmakers Technology Group Ltd.	28,119	26,125
*	Bionomics Ltd.	13,919	1,321
	Blackmores Ltd.	4,776	340,871
	Brambles Ltd.	352,753	2,676,228
	Bravura Solutions Ltd.	73,442	154,711
	Breville Group Ltd.	27,273	607,038
	BWX Ltd.	40,720	143,138
	Capitol Health Ltd.	300,350	76,623
	Capral Ltd.	1,874	11,271
*	Capricorn Metals Ltd.	6,646	12,838
	Cardno Ltd.	42,097	48,202
	Carsales.com Ltd.	87,551	1,638,442
*	Catapult Group International Ltd.	36,268	48,409
	Cedar Woods Properties Ltd.	29,993	135,117
	Centuria Capital Group	35,135	85,391
	Challenger Ltd.	286,954	1,507,320
*	Champion Iron Ltd.	147,732	493,462
*	City Chic Collective Ltd.	53,444	250,095
	Class Ltd.	10,274	22,601
	Clinuvel Pharmaceuticals Ltd.	6,242	182,917
	Clover Corp. Ltd.	18,075	21,835
	Cochlear Ltd.	11,516	1,926,190
	Codan Ltd.	36,432	277,812

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Coles Group Ltd.	135,546	$1,756,537
*	Collection House Ltd.	24,532	2,960
	Collins Foods Ltd.	25,404	246,638
	Commonwealth Bank of Australia	125,654	9,959,612
	Computershare Ltd.	214,485	3,051,987
*	Corporate Travel Management Ltd.	17,766	329,157
*	Crown Resorts Ltd.	30,309	228,469
	CSL Ltd.	34,606	7,874,259
	CSR Ltd.	196,804	883,492
*	Dacian Gold Ltd.	100,634	17,391
	Data#3 Ltd.	49,872	213,728
*	De Grey Mining Ltd.	33,642	27,986
*	Decmil Group Ltd.	7,268	1,727
	Deterra Royalties Ltd.	212,413	624,795
	Dicker Data Ltd.	20,277	229,923
	Domain Holdings Australia Ltd.	66,163	287,393
	Domino’s Pizza Enterprises Ltd.	10,182	1,044,450
	Eagers Automotive Ltd.	66,652	748,857
	Earlypay Ltd.	90,573	31,421
*	Eclipx Group Ltd.	137,513	259,471
	Elanor Investor Group	5,923	9,587
	Elders Ltd.	76,939	698,968
	Emeco Holdings Ltd.	163,382	135,961
*	EML Payments Ltd.	43,701	98,052
	Endeavour Group Ltd.	173,971	893,944
	Enero Group Ltd.	5,359	15,987
	EQT Holdings Ltd.	1,869	39,726
	Estia Health Ltd.	43,628	68,993
	Evolution Mining Ltd.	315,822	857,438
	Fleetwood Ltd.	46,663	83,886
*	Flight Centre Travel Group Ltd.	35,407	535,780
	Fortescue Metals Group Ltd.	409,002	4,261,816
	Genworth Mortgage Insurance Australia Ltd.	208,722	362,601
	Gold Road Resources Ltd.	160,344	166,307
	GrainCorp Ltd., Class A	93,092	442,430
	Grange Resources Ltd.	84,569	36,475
	GUD Holdings Ltd.	22,599	209,163
	GWA Group Ltd.	109,455	224,687
	Hansen Technologies Ltd.	58,563	279,658
	Harvey Norman Holdings Ltd.	138,415	519,279
	Healius Ltd.	222,029	813,000
	HT&E Ltd.	96,349	139,579
	HUB24 Ltd.	10,689	256,801
*	Humm Group Ltd.	140,361	93,656
	IGO Ltd.	289,297	2,118,469
	Iluka Resources Ltd.	93,053	663,877
	Imdex Ltd.	252,462	545,552
*	Imugene Ltd.	1,371,799	516,441
	Infomedia Ltd.	126,399	131,663
	Insurance Australia Group Ltd.	303,201	1,098,643
	Intega Group Ltd.	42,097	28,545
	Integral Diagnostics Ltd.	56,994	201,557
*	Integrated Research Ltd.	29,009	33,244
	InvoCare Ltd.	21,598	185,048
*	ioneer Ltd.	215,810	111,691
	IOOF Holdings Ltd.	217,812	674,146
	IPH Ltd.	86,741	563,403
	IRESS Ltd.	84,305	768,552
	IVE Group Ltd.	45,812	61,761

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	James Hardie Industries PLC	78,538	$3,085,460
*	Japara Healthcare Ltd.	60,696	63,922
	JB Hi-Fi Ltd.	55,490	2,118,573
	Johns Lyng Group Ltd.	44,205	216,058
	Jumbo Interactive Ltd.	3,096	39,060
	Jupiter Mines Ltd.	210,857	37,285
	Kogan.com Ltd.	34,003	256,324
	Lendlease Corp. Ltd.	101,470	803,866
	Lifestyle Communities Ltd.	41,790	689,969
	Link Administration Holdings Ltd.	189,551	624,110
	Lovisa Holdings Ltd.	17,217	283,788
	Lycopodium Ltd.	4,037	13,360
*	Lynas Rare Earths Ltd.	173,948	970,369
	MA Financial Group Ltd.	20,681	127,600
	MACA Ltd.	131,103	75,690
	Macmahon Holdings Ltd.	458,170	70,881
	Macquarie Group Ltd.	40,320	6,000,361
*	Macquarie Telecom Group Ltd.	1,953	104,754
	Magellan Financial Group Ltd.	46,275	1,217,314
	McMillan Shakespeare Ltd.	53,003	548,435
	McPherson’s Ltd.	63,898	46,541
	Medibank Pvt Ltd.	1,172,938	2,947,745
*	Medical Developments International Ltd.	366	1,359
	Medusa Mining Ltd.	27,561	15,860
*	Megaport Ltd.	8,969	121,380
*	Mesoblast Ltd.	101,712	122,423
*	Metals X Ltd.	37,047	10,105
	Metcash Ltd.	615,504	1,896,961
	Michael Hill International Ltd.	39,511	29,259
	Mineral Resources Ltd.	78,894	2,319,349
	MNF Group Ltd.	16,103	86,397
	Monadelphous Group Ltd.	36,458	278,079
	Monash IVF Group Ltd.	94,248	66,828
	Money3 Corp. Ltd.	49,162	123,367
	Mount Gibson Iron Ltd.	181,922	57,903
*	Myer Holdings Ltd.	113,042	46,106
*	Nanosonics Ltd.	24,997	112,339
	National Australia Bank Ltd.	266,979	5,804,651
	Navigator Global Investments Ltd.	52,099	73,726
*	Nearmap Ltd.	53,938	90,350
	Netwealth Group Ltd.	37,026	486,626
	Newcrest Mining Ltd.	17,756	332,674
	nib holdings Ltd.	207,577	1,045,241
	Nick Scali Ltd.	24,435	266,414
	Nickel Mines Ltd.	167,524	132,699
	Nine Entertainment Co. Holdings Ltd.	621,429	1,301,434
	Northern Star Resources Ltd.	190,597	1,319,472
	NRW Holdings Ltd.	97,763	135,585
*	Nufarm Ltd.	210,586	693,510
	Objective Corp. Ltd.	7,029	110,692
	OFX Group Ltd.	53,428	64,083
*	OM Holdings Ltd.	26,845	21,875
*	Omni Bridgeway Ltd.	82,816	194,613
*	oOh!media Ltd.	267,273	366,859
	Orica Ltd.	59,657	684,820
*	Orocobre Ltd.	19,951	134,737
	Orora Ltd.	502,295	1,256,566
	Over the Wire Holdings Ltd.	3,739	15,212
	OZ Minerals Ltd.	114,309	2,174,369

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pacific Current Group Ltd.	18,366	$105,202
	Pact Group Holdings Ltd.	95,712	223,671
	Peet Ltd.	185,175	149,894
	Pendal Group Ltd.	129,815	656,604
	People Infrastructure Ltd.	12,943	43,267
	Perenti Global Ltd.	277,985	215,206
	Perpetual Ltd.	13,323	380,805
*	Perseus Mining Ltd.	235,735	279,540
	Pinnacle Investment Management Group Ltd.	5,837	75,916
	Platinum Asset Management Ltd.	59,485	137,368
*	Praemium Ltd.	32,007	28,860
	Premier Investments Ltd.	37,332	866,406
	Pro Medicus Ltd.	26,831	1,083,528
	PWR Holdings Ltd.	14,264	101,528
	QBE Insurance Group Ltd.	232,495	2,081,628
	Ramelius Resources Ltd.	317,950	379,319
	Ramsay Health Care Ltd.	30,598	1,635,343
	REA Group Ltd.	9,090	1,103,242
*	ReadyTech Holdings Ltd.	14,937	42,503
	Reckon Ltd.	17,452	13,584
*	Red 5 Ltd.	196,583	38,326
	Reece Ltd.	46,533	705,591
	Regis Resources Ltd.	93,785	140,645
*	Reject Shop Ltd.	3,970	20,765
	Reliance Worldwide Corp. Ltd.	239,007	1,050,941
*	Resolute Mining Ltd.	190,084	59,738
*	Retail Food Group Ltd.	862,676	52,026
	Rio Tinto Ltd.	20,199	1,383,889
*	RPMGlobal Holdings Ltd.	20,564	30,348
	Sandfire Resources Ltd.	187,265	788,834
	SEEK Ltd.	91,192	2,266,384
	Servcorp Ltd.	7,077	21,558
	Service Stream Ltd.	209,761	138,649
	Seven Group Holdings Ltd.	52,778	861,986
*	Seven West Media Ltd.	281,384	97,086
	SG Fleet Group Ltd.	36,966	71,096
	Shaver Shop Group Ltd.	14,608	11,304
	Sigma Healthcare Ltd.	201,340	86,334
*	Silver Lake Resources Ltd.	172,701	218,709
	Sims Ltd.	110,922	1,207,502
	Sims Ltd., Sponsored ADR	819	8,886
	SmartGroup Corp. Ltd.	49,144	297,509
	Sonic Healthcare Ltd.	99,778	3,027,711
	Southern Cross Electrical Engineering Ltd.	30,707	15,256
	Southern Cross Media Group Ltd.	106,428	186,762
*	Spirit Technology Solutions Ltd.	44,550	9,094
	SRG Global Ltd.	57,132	22,141
	St Barbara Ltd.	138,561	152,362
	Steadfast Group Ltd.	377,283	1,327,391
	Suncorp Group Ltd.	170,717	1,510,645
	Sunland Group Ltd.	38,677	78,317
	Super Retail Group Ltd.	42,215	414,144
*	Superloop Ltd.	73,597	71,583
*	Sydney Airport	92,853	575,822
*	Syrah Resources Ltd.	97,837	93,242
	Tabcorp Holdings Ltd.	402,563	1,515,791
	Tassal Group Ltd.	89,786	240,514
	Technology One Ltd.	92,886	862,566
*	Temple & Webster Group Ltd.	9,411	90,671

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*††	Tiger Resources Ltd.	41,785	$6
	Transurban Group	214,972	2,190,383
	Treasury Wine Estates Ltd.	169,268	1,476,952
*	Tuas Ltd.	30,977	32,608
*	Tyro Payments Ltd.	41,707	127,402
	Virtus Health Ltd.	21,522	90,158
	Vita Group Ltd.	55,783	34,830
Ω	Viva Energy Group Ltd.	407,803	718,481
*	Webjet Ltd.	84,145	402,683
	Wesfarmers Ltd.	29,734	1,286,463
*	West African Resources Ltd.	63,748	61,940
	Western Areas Ltd.	136,496	326,834
	Westgold Resources Ltd.	119,631	175,055
	Westpac Banking Corp.	271,811	5,288,118
	Westpac Banking Corp., Sponsored ADR	2,300	44,965
	WiseTech Global Ltd.	13,304	518,507
	Woolworths Group Ltd.	173,971	5,011,202
	Worley Ltd.	148,663	1,221,446
*	Xero Ltd.	21,375	2,437,237
*	Zip Co. Ltd.	64,866	320,589

TOTAL AUSTRALIA			171,959,228

AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	2,065	43,578
	ANDRITZ AG	27,149	1,542,022
Ω	BAWAG Group AG	20,568	1,293,629
*	DO & Co. AG	711	64,408
	Erste Group Bank AG	32,043	1,374,187
*	FACC AG	2,711	27,768
*	Flughafen Wien AG	973	32,068
	IMMOFINANZ AG	14,671	351,301
*	Lenzing AG	1,020	123,003
	Mayr Melnhof Karton AG	2,933	577,296
	Oesterreichische Post AG	10,635	448,997
	Palfinger AG	5,008	221,280
*	Porr AG	4,365	62,679
	Raiffeisen Bank International AG	50,122	1,464,561
	Rosenbauer International AG	1,549	84,659
	S IMMO AG	8,477	201,100
*	Schoeller-Bleckmann Oilfield Equipment AG	5,380	219,445
	Strabag SE	3,193	137,087
	UBM Development AG	1,594	78,742
	UNIQA Insurance Group AG	61,131	569,077
	Verbund AG	7,001	729,800
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,357	447,345
	Wienerberger AG	45,834	1,622,550
	Zumtobel Group AG	10,798	111,299

TOTAL AUSTRIA			11,827,881

BELGIUM — (1.0%)
	Ageas SA	52,669	2,562,225
*	AGFA-Gevaert NV	41,929	182,308
*	Akka Technologies	4,578	253,476
	Anheuser-Busch InBev SA	65,699	4,018,623
*	Argenx SE, ADR	2,124	641,363
*	Argenx SE	2,483	747,529
	Atenor	431	28,611
	Banque Nationale de Belgique	8	15,822

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Barco NV	26,107	$588,440
	Bekaert SA	19,494	853,871
*Ω	Biocartis Group NV	1,000	4,568
*	bpost SA	47,488	406,845
	Cie d’Entreprises CFE	3,294	336,770
	Deceuninck NV	13,612	58,046
	D’ieteren Group	7,659	1,320,597
	Econocom Group SA/NV	103,664	438,290
	Elia Group SA	11,149	1,300,681
	Etablissements Franz Colruyt NV	23,528	1,155,175
	EVS Broadcast Equipment SA	2,905	68,147
	Fagron	19,839	344,041
*	Galapagos NV	1,355	71,748
*	Galapagos NV	817	43,326
*	Galapagos NV, Sponsored ADR	491	26,018
	Gimv NV	7,191	464,570
*	Greenyard NV	3,801	36,917
	Immobel SA	3,531	311,266
	Ion Beam Applications	9,320	183,589
	Jensen-Group NV	1,156	35,405
	KBC Group NV	22,062	2,054,479
	Melexis NV	5,690	656,264
*	Ontex Group NV	26,241	247,444
	Orange Belgium SA	14,983	339,722
*	Picanol	86	6,833
	Proximus SADP	90,162	1,697,891
	Recticel SA	20,914	386,249
	Resilux	571	118,728
	Roularta Media Group NV	245	4,625
	Shurgard Self Storage SA	3,388	207,643
	Telenet Group Holding NV	13,970	501,886
*	Tessenderlo Group SA	9,945	362,933
	UCB SA	35,002	4,183,637
	Umicore SA	109,367	6,270,719
	Van de Velde NV	2,854	99,108
	VGP NV	1,258	325,360

TOTAL BELGIUM			33,961,788

CANADA — (8.4%)
*	5N Plus, Inc.	34,697	86,350
	Absolute Software Corp.	16,200	181,949
	Acadian Timber Corp.	3,400	50,604
*	AcuityAds Holdings, Inc.	10,500	66,940
	Aecon Group, Inc.	25,964	387,278
	AG Growth International, Inc.	2,900	63,736
	Agnico Eagle Mines Ltd.	6,861	364,172
	Agnico Eagle Mines Ltd.	40,476	2,147,252
*	Aimia, Inc.	32,723	128,237
	AirBoss of America Corp.	6,300	163,914
	Alamos Gold, Inc., Class A	39,203	290,791
	Alamos Gold, Inc., Class A	99,046	736,905
*	Alcanna, Inc.	5,628	36,607
*	Aleafia Health, Inc.	26,000	5,252
	Alimentation Couche-Tard, Inc., Class B	133,139	4,993,788
	AltaGas Ltd.	51,256	1,061,069
	Altus Group Ltd.	12,898	676,478
*	Amerigo Resources Ltd.	13,500	14,181
	Andlauer Healthcare Group, Inc.	1,602	62,418
	Andrew Peller Ltd., Class A	11,700	80,263

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Argonaut Gold, Inc.	108,800	$276,044
*	Aritzia, Inc.	36,191	1,425,298
*	ATS Automation Tooling Systems, Inc.	16,850	573,330
	Aura Minerals, Inc.	2,700	26,747
*	Aurora Cannabis, Inc.	2,673	17,732
*	AutoCanada, Inc.	2,455	88,452
	B2Gold Corp.	186,891	771,665
	B2Gold Corp.	174,784	723,606
	Badger Infrastructure Solutions Ltd.	15,535	428,669
	Bank of Montreal	26,498	2,876,969
	Bank of Montreal	35,771	3,881,511
	Bank of Nova Scotia	111,391	7,303,059
	Bank of Nova Scotia	62,291	4,083,798
	Barrick Gold Corp.	133,822	2,458,310
	Barrick Gold Corp.	13,245	243,821
*	Bausch Health Cos., Inc.	2,162	60,709
	BCE, Inc.	5,708	293,839
	BCE, Inc.	15,082	776,271
	Bird Construction, Inc.	22,516	183,388
*	BlackBerry Ltd.	52,256	564,530
*	BlackBerry Ltd.	72,325	781,110
	BMTC Group, Inc.	1,803	19,391
*	Bombardier, Inc., Class B	444,549	714,813
	Boralex, Inc., Class A.	41,593	1,287,178
	Bridgemarq Real Estate Services.	1,000	13,817
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	817	50,368
	Brookfield Asset Management, Inc., Class A	118,541	7,158,691
	Brookfield Infrastructure Corp., Class A	25,493	1,545,317
	BRP, Inc.	10,687	939,689
	BRP, Inc.	2,100	185,115
*	CAE, Inc.	14,534	440,741
*	CAE, Inc.	42,021	1,276,178
	Calian Group Ltd.	3,100	154,299
	Cameco Corp.	17,976	436,763
	Cameco Corp.	115,306	2,801,936
	Canaccord Genuity Group, Inc.	45,912	531,238
*	Canada Goose Holdings, Inc.	6,300	233,654
*	Canada Goose Holdings, Inc.	18,076	670,620
	Canadian Imperial Bank of Commerce	56,519	6,857,998
	Canadian Imperial Bank of Commerce	21,605	2,619,822
	Canadian Tire Corp. Ltd., Class A	26,772	3,802,507
	Canadian Utilities Ltd., Class A	18,600	538,793
*	Canfor Corp.	22,314	462,291
*	Canfor Pulp Products, Inc.	12,900	70,045
*	Canopy Growth Corp.	13,391	169,128
*	Capstone Mining Corp.	49,209	206,363
	Cascades, Inc.	41,397	479,665
	CCL Industries, Inc., Class B	81,498	4,454,864
*	Celestica, Inc.	18,326	179,961
*	Celestica, Inc.	10,522	103,724
	Centerra Gold, Inc.	75,507	566,178
	CES Energy Solutions Corp.	152,903	238,448
*	CGI, Inc.	29,764	2,660,604
*	CGI, Inc.	27,423	2,449,812
*	Charlottes Web Holdings, Inc.	3,924	6,405
	Chesswood Group Ltd.	1,100	11,870
	China Gold International Resources Corp. Ltd.	34,632	99,900
	CI Financial Corp.	92,796	2,115,953
	Cogeco Communications, Inc.	7,025	603,335

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Cogeco, Inc.	2,229	$148,372
*	Colabor Group, Inc.	30,300	22,279
	Colliers International Group, Inc.	4,681	679,078
	Colliers International Group, Inc.	8,251	1,199,448
	Computer Modelling Group Ltd.	41,594	182,159
	Constellation Software, Inc.	3,558	6,252,920
*	Copper Mountain Mining Corp.	14,100	43,293
	Corby Spirit & Wine Ltd.	5,600	80,724
	Corus Entertainment, Inc., Class B	81,390	368,938
*	Cronos Group, Inc.	27,000	140,130
*	Descartes Systems Group, Inc.	600	49,000
*	Descartes Systems Group, Inc.	13,520	1,105,530
*	DIRTT Environmental Solutions	19,000	61,409
	Dollarama, Inc.	52,795	2,386,354
	Doman Building Materials Group Ltd.	17,023	93,258
*	Dorel Industries, Inc., Class B	5,728	103,211
	DREAM Unlimited Corp., Class A	13,224	330,173
	Dundee Precious Metals, Inc.	20,225	133,025
	ECN Capital Corp.	71,719	623,543
*	EcoSynthetix, Inc.	10,000	42,906
	E-L Financial Corp. Ltd.	600	438,748
*	Eldorado Gold Corp.	38,946	348,356
*	Eldorado Gold Corp.	25,500	228,480
	Element Fleet Management Corp.	175,506	1,907,366
	Empire Co. Ltd., Class A	72,849	2,177,935
	Enbridge, Inc.	32,057	1,342,800
	Enbridge, Inc.	153,211	6,413,412
	Endeavour Mining PLC	91,657	2,328,444
*	Endeavour Silver Corp.	13,413	67,629
	Enghouse Systems Ltd.	14,200	615,800
*	Ensign Energy Services, Inc.	51,678	85,183
*	Equinox Gold Corp.	7,087	52,568
*	Equinox Gold Corp.	2,068	15,365
	Equitable Group, Inc.	10,800	674,476
*	ERO Copper Corp.	27,056	504,786
	Evertz Technologies Ltd.	10,130	115,984
	Fairfax Financial Holdings Ltd.	8,467	3,429,285
	Fiera Capital Corp., Class A	31,394	269,396
	Finning International, Inc.	73,489	2,175,692
	Firm Capital Mortgage Investment Corp.	4,200	49,649
	First Majestic Silver Corp.	8,237	104,360
	First Majestic Silver Corp.	16,300	206,521
	First National Financial Corp.	5,743	193,274
	FirstService Corp.	8,601	1,719,512
	FirstService Corp.	4,815	960,354
*	Fission Uranium Corp.	18,500	15,546
*	Fortuna Silver Mines, Inc.	48,986	237,489
*	Galiano Gold, Inc.	10,852	8,242
*	GDI Integrated Facility Services, Inc.	5,700	240,463
*	Gear Energy Ltd.	82,500	58,662
	George Weston Ltd.	31,411	3,393,891
	Gibson Energy, Inc.	81,602	1,644,436
	goeasy Ltd.	1,700	266,401
*	Golden Star Resources Ltd.	6,360	19,888
*	GoldMoney, Inc.	13,300	25,577
*	Goodfood Market Corp.	3,300	20,265
	Great-West Lifeco, Inc.	43,115	1,268,437
	Hardwoods Distribution, Inc.	6,600	220,729
*	Heroux-Devtek, Inc.	8,909	132,814

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	HLS Therapeutics, Inc.	2,100	$32,240
*	Home Capital Group, Inc., Class B	20,300	658,733
	Hudbay Minerals, Inc.	20,428	142,179
	Hudbay Minerals, Inc.	64,431	449,289
Ω	Hydro One Ltd.	63,129	1,508,342
*	i-80 Gold Corp.	14,411	34,816
	iA Financial Corp., Inc.	59,354	3,511,075
*	IAMGOLD Corp.	88,246	243,147
*	IAMGOLD Corp.	82,154	227,567
*	IBI Group, Inc.	11,900	115,577
	IGM Financial, Inc.	51,474	2,043,821
*	Imperial Metals Corp.	2,530	8,177
	Information Services Corp.	5,543	123,392
	Innergex Renewable Energy, Inc.	70,331	1,170,668
	Intact Financial Corp.	30,072	4,031,388
	Interfor Corp.	23,242	532,222
	Intertape Polymer Group, Inc.	31,900	724,813
*	Invesque, Inc.	4,700	9,541
*	Ivanhoe Mines Ltd., Class A	95,458	748,947
Ω	Jamieson Wellness, Inc.	12,174	374,880
*	Karora Resources, Inc.	17,400	62,143
	K-Bro Linen, Inc.	3,622	108,402
*	Kinaxis, Inc.	7,060	1,095,738
	Kinross Gold Corp.	298,651	1,795,381
	Kinross Gold Corp.	173,833	1,044,736
	Kirkland Lake Gold Ltd.	34,944	1,473,051
	Kirkland Lake Gold Ltd.	3,908	164,800
*	Knight Therapeutics, Inc.	23,582	97,941
	KP Tissue, Inc.	2,300	19,885
	Labrador Iron Ore Royalty Corp.	11,600	335,834
*	Laramide Resources Ltd.	9,500	6,755
	Lassonde Industries, Inc., Class A	817	116,180
	Leon’s Furniture Ltd.	16,465	335,260
	LifeWorks, Inc.	30,344	784,344
*	Lightspeed Commerce, Inc.	10,274	1,003,667
	Linamar Corp.	12,076	664,199
	Loblaw Cos. Ltd.	39,557	2,975,073
	Logistec Corp., Class B	600	21,938
*	Lucara Diamond Corp.	91,530	44,375
*	Lundin Gold, Inc.	6,200	56,760
	Lundin Mining Corp.	145,629	1,267,311
*	MAG Silver Corp.	5,500	109,890
	Magellan Aerospace Corp.	3,300	28,264
	Magna International, Inc.	8,200	667,012
	Magna International, Inc.	56,739	4,612,881
*	Mainstreet Equity Corp.	540	48,210
	Martinrea International, Inc.	22,900	212,606
*	Mav Beauty Brands, Inc.	5,500	9,910
*	MDF Commerce, Inc.	1,302	6,060
	Melcor Developments Ltd.	5,400	63,268
	Metro, Inc.	51,380	2,585,175
	Morguard Corp.	1,853	204,450
*	Mountain Province Diamonds, Inc.	5,600	2,262
	MTY Food Group, Inc.	3,807	186,099
	Mullen Group Ltd.	27,221	281,536
	National Bank of Canada	123,980	10,264,214
	Neo Performance Materials, Inc.	5,900	90,960
*	New Gold, Inc.	225,998	317,741
	NFI Group, Inc.	18,078	366,351

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	North American Construction Group Ltd.	20,630	$355,042
	North West Co., Inc.	23,505	638,715
*	Novagold Resources, Inc.	8,500	62,135
	Nutrien Ltd.	30,733	2,148,544
*	OceanaGold Corp.	248,830	464,445
	Open Text Corp.	9,500	478,531
	Open Text Corp.	53,857	2,711,700
*	Opsens, Inc.	5,800	14,247
	Osisko Gold Royalties Ltd.	21,995	277,781
	Osisko Gold Royalties Ltd.	38,924	491,610
	Pan American Silver Corp.	8,533	218,367
	Pan American Silver Corp.	55,808	1,429,245
	Parkland Corp.	106,434	3,096,872
	Pason Systems, Inc.	41,730	310,210
	Pembina Pipeline Corp.	73,394	2,428,607
	PHX Energy Services Corp.	25,900	104,638
*	Points International Ltd.	4,835	83,597
	Polaris Infrastructure, Inc.	9,700	144,371
*	Precision Drilling Corp.	3,342	147,968
*	Precision Drilling Corp.	2,211	97,861
	Premium Brands Holdings Corp., Class A	8,047	869,656
*	Pretium Resources, Inc.	31,985	386,379
*	Pretium Resources, Inc.	10,824	130,927
	Primo Water Corp.	27,947	444,357
*	Pulse Seismic, Inc.	6,600	10,772
	Quarterhill, Inc.	53,700	110,212
	Quebecor, Inc., Class B	63,441	1,616,782
*	Real Matters, Inc.	26,958	197,131
*	Recipe Unlimited Corp.	3,100	48,494
	Restaurant Brands International, Inc.	6,200	351,029
	Restaurant Brands International, Inc.	16,764	949,513
*	RF Capital Group, Inc.	12,724	21,796
	Richelieu Hardware Ltd.	21,936	774,389
	Ritchie Bros Auctioneers, Inc.	5,562	380,163
	Ritchie Bros Auctioneers, Inc.	31,892	2,179,818
	Rogers Communications, Inc., Class B	33,549	1,560,343
	Rogers Communications, Inc., Class B	41,011	1,910,292
	Rogers Sugar, Inc.	18,500	84,308
	Royal Bank of Canada	117,992	12,281,617
	Royal Bank of Canada	87,196	9,069,256
	Russel Metals, Inc.	29,341	773,591
*	Sabina Gold & Silver Corp.	10,300	11,735
*	Sandstorm Gold Ltd.	26,231	165,957
	Savaria Corp.	11,100	175,164
*	Seabridge Gold, Inc.	2,311	42,615
	Secure Energy Services, Inc.	57,057	264,170
	Shaw Communications, Inc., Class B	32,401	933,073
	Shaw Communications, Inc., Class B	131,742	3,799,439
*	ShawCor Ltd.	41,054	176,808
*	Shopify, Inc., Class A	300	438,030
*	Shopify, Inc., Class A	2,505	3,674,159
*	Sierra Wireless, Inc.	3,326	55,738
*	Sierra Wireless, Inc.	11,519	192,828
Ω	Sleep Country Canada Holdings, Inc.	19,005	533,325
	SNC-Lavalin Group, Inc.	62,246	1,674,345
*Ω	Spin Master Corp.	20,172	698,262
	Sprott, Inc.	1,570	63,873
	Sprott, Inc.	2,900	117,769
	SSR Mining, Inc.	22,697	357,982

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	SSR Mining, Inc.	47,010	$741,818
	Stantec, Inc.	38,658	2,136,560
	Stantec, Inc.	11,760	650,328
	Stelco Holdings, Inc.	5,170	179,505
	Stella-Jones, Inc.	32,643	1,171,888
*	Steppe Gold Ltd.	5,600	5,973
*	Storm Resources Ltd.	11,400	50,847
	Sun Life Financial, Inc.	20,011	1,140,414
	Sun Life Financial, Inc.	30,369	1,730,122
*	SunOpta, Inc.	13,774	106,886
*	SunOpta, Inc.	5,100	39,560
	Superior Plus Corp.	73,378	816,431
	Taiga Building Products Ltd.	5,000	10,625
*	Taseko Mines Ltd.	53,900	113,671
	TECSYS, Inc.	1,764	79,805
	TELUS Corp.	9,416	215,999
	TerraVest Industries, Inc.	7,060	148,034
	TFI International, Inc.	21,982	2,437,451
	TFI International, Inc.	300	33,249
	Thomson Reuters Corp.	4,883	587,372
	Thomson Reuters Corp.	14,658	1,763,797
	Tidewater Midstream & Infrastructure Ltd.	91,957	110,711
*	Tilray, Inc.	84,360	868,911
	Timbercreek Financial Corp.	26,030	204,648
	TMX Group Ltd.	8,501	920,369
*	Torex Gold Resources, Inc.	25,007	290,765
	Toromont Industries Ltd.	37,776	3,360,953
	Toronto-Dominion Bank	84,977	6,168,660
	Toronto-Dominion Bank	72,486	5,255,960
*	Total Energy Services, Inc.	28,970	117,509
	Transcontinental, Inc., Class A	27,578	436,756
*	Trevali Mining Corp.	30,400	5,650
*	Trican Well Service Ltd.	145,160	407,002
	Tricon Residential, Inc.	43,980	640,013
*	Trisura Group Ltd.	5,900	199,416
*	Turquoise Hill Resources Ltd.	22,637	286,809
*	Uni-Select, Inc.	11,719	168,645
	VersaBank	2,200	26,273
*	Viemed Healthcare, Inc.	4,669	26,786
*	Viemed Healthcare, Inc.	3,400	19,482
	Wajax Corp.	9,200	183,688
*	Wall Financial Corp.	300	3,975
*	Wesdome Gold Mines Ltd.	31,100	279,689
	West Fraser Timber Co. Ltd.	37,276	2,984,550
	West Fraser Timber Co. Ltd.	5,510	441,022
	Western Forest Products, Inc.	186,161	321,901
	Wheaton Precious Metals Corp.	43,448	1,755,734
*	WildBrain Ltd.	18,132	57,139
	Winpak Ltd.	5,511	172,464
	WSP Global, Inc.	46,302	6,277,109
	Yamana Gold, Inc.	234,496	920,855
	Yamana Gold, Inc.	134,144	529,869
	Yellow Pages Ltd.	6,064	69,528

TOTAL CANADA			295,743,716

CHINA — (0.0%)
*	FIH Mobile Ltd.	666,000	103,601
*	Hanfeng Evergreen, Inc.	2,300	0

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TK Group Holdings Ltd.	52,000	$19,687

TOTAL CHINA			123,288

DENMARK — (3.0%)
*	ALK-Abello AS	1,883	816,097
	Alm Brand AS	23,269	179,517
	Ambu AS, Class B	15,902	452,681
*	Asetek AS	7,420	37,473
*	Bang & Olufsen AS	39,691	195,374
*	Bavarian Nordic AS	25,597	1,228,036
*	Better Collective AS	6,355	135,416
*	Brodrene Hartmann AS	980	58,652
	Carlsberg AS, Class B	16,398	2,707,569
	cBrain AS	1,895	102,690
	Chemometec AS	4,369	662,501
	Chr Hansen Holding AS	41,131	3,273,938
	Coloplast AS, Class B	16,301	2,662,246
	Columbus AS	33,734	49,542
	Danske Bank AS	130,721	2,212,011
*	Demant AS	49,869	2,417,547
*	Drilling Co. of 1972 AS	8,152	292,211
	DSV AS	21,672	5,036,887
	FLSmidth & Co. AS	20,640	784,738
	Fluegger Group AS	455	50,100
*	Genmab AS	9,809	4,406,708
	GN Store Nord AS	33,366	2,027,558
	H Lundbeck AS	40,927	1,139,793
	INVISIO AB	10,903	197,335
*	ISS AS	74,772	1,492,050
	Jeudan AS	1,209	51,457
*	Jyske Bank AS	20,821	1,015,794
	Matas AS	15,932	311,734
Ω	Netcompany Group AS	12,799	1,457,455
*	Nilfisk Holding AS	10,931	381,261
*	NKT AS	14,812	713,688
Ω	NNIT AS	5,720	107,505
	North Media AS	2,886	54,222
	Novo Nordisk AS, Sponsored ADR	14,665	1,615,056
	Novo Nordisk AS, Class B	279,098	30,604,452
	Novozymes AS, Class B	63,828	4,695,112
*	NTG Nordic Transport Group AS, Class A	2,646	216,339
Ω	Orsted AS	18,900	2,669,483
	Pandora AS	48,757	6,822,838
*	Parken Sport & Entertainment AS	758	10,128
	Per Aarsleff Holding AS	7,318	315,859
	Ringkjoebing Landbobank AS	16,997	2,159,358
	Royal Unibrew AS	22,246	2,763,517
	RTX AS	2,621	62,382
	Schouw & Co. AS	3,035	295,198
	SimCorp AS	11,513	1,394,158
	Solar AS, Class B	3,706	430,623
	SP Group AS	949	58,787
	Spar Nord Bank AS	32,577	419,849
	Sydbank AS	16,545	568,571
	TCM Group AS	1,540	37,583
*	Tivoli AS	528	70,832
	Topdanmark AS	25,894	1,374,219
	Tryg AS	105,640	2,507,165
	Vestas Wind Systems AS	186,080	8,044,166

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Zealand Pharma AS	11,386	$365,362

TOTAL DENMARK			104,212,823

FINLAND — (1.9%)
	Aktia Bank Oyj	20,640	295,493
	Alandsbanken Abp, Class B	1,386	50,920
	Alma Media Oyj	15,884	205,368
	Anora Group Oyj	9,107	112,840
	Aspo Oyj	7,277	102,436
*	BasWare Oyj	1,360	50,519
	Bittium Oyj	1,503	9,053
	Cargotec Oyj, Class B	15,190	786,606
	Caverion Oyj	54,007	426,717
	Citycon Oyj	10,844	89,138
	Digia Oyj	6,198	49,461
	Elisa Oyj	44,234	2,669,532
Ω	Enento Group Oyj	3,129	132,151
	Fiskars Oyj Abp	7,258	178,416
	F-Secure Oyj	24,377	137,552
	Glaston Oyj ABP	6,908	10,185
	Harvia Oyj	4,710	289,181
	Huhtamaki Oyj	47,104	2,053,878
	Ilkka-Yhtyma Oyj	2,760	14,840
	Kamux Corp.	12,213	189,509
	Kemira Oyj	41,044	630,349
	Kesko Oyj, Class A	82,710	2,526,269
	Kesko Oyj, Class B	189,266	6,159,564
	Kojamo Oyj	22,661	507,710
	Kone Oyj, Class B	57,085	3,893,143
	Konecranes Oyj, Class A	23,033	958,049
	Lassila & Tikanoja Oyj	12,490	196,276
	Marimekko Oyj	1,216	116,217
	Metsa Board Oyj	60,297	558,054
	Metsa Board Oyj	133	1,505
	Metso Outotec Oyj	268,107	2,693,513
	Musti Group Oyj	11,647	458,159
	Neles Oyj	34,509	517,120
	Neste Oyj	99,198	5,522,532
*	Nokia Oyj	725,369	4,163,259
*	Nokia Oyj	4,241	24,439
	Nokian Renkaat Oyj	30,429	1,142,674
	Nordea Bank Abp	126,848	1,553,484
	Nordea Bank Abp	287,892	3,522,375
	Olvi Oyj, Class A	5,358	324,951
	Oriola Oyj, Class A	365	828
	Oriola Oyj, Class B	67,247	154,145
	Orion Oyj, Class A	8,957	386,424
	Orion Oyj, Class B	44,013	1,905,921
*	Outokumpu Oyj	125,007	778,656
	Pihlajalinna Oyj	935	12,718
	Ponsse Oyj	4,580	235,680
*	QT Group Oyj	5,361	867,372
	Raisio Oyj, Class V	38,269	154,950
*	Rapala VMC Oyj	2,115	21,596
	Revenio Group Oyj	6,927	457,079
Ω	Rovio Entertainment Oyj	16,324	133,559
	Sampo Oyj, Class A	70,228	3,733,413
	Sanoma Oyj	44,631	694,757
	Scanfil Oyj	4,207	37,349

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Stora Enso Oyj, Class R	172,961	$2,877,988
	Taaleri Oyj	1,674	21,139
	Talenom Oyj	2,121	33,994
*	Tecnotree Oyj	22,408	39,320
	Teleste Oyj	2,478	15,136
Ω	Terveystalo Oyj	47,486	618,056
	TietoEVRY Oyj	44,829	1,374,784
	Tokmanni Group Corp	22,897	520,972
	UPM-Kymmene Oyj	48,131	1,698,587
	Uponor Oyj	27,251	665,642
	Vaisala Oyj, Class A	8,520	452,466
	Valmet Oyj	66,952	2,717,984
	Verkkokauppa.com Oyj	4,781	39,156
	Wartsila OYJ Abp	158,136	2,193,069
	YIT Oyj	52,566	309,810

TOTAL FINLAND			66,475,987

FRANCE — (9.3%)
	ABC arbitrage	6,592	54,299
*	Aeroports de Paris	8,389	1,119,297
*	Airbus SE	101,567	13,029,220
	AKWEL	2,084	53,224
Ω	ALD SA	68,734	1,024,516
	Alstom SA	54,744	1,950,955
	Altamir	1,710	48,505
	Alten SA	15,685	2,527,486
Ω	Amundi SA	13,817	1,231,055
	Arkema SA	29,416	4,023,932
	Assystem SA	1,932	69,145
*	Atari SA	17,363	6,360
	Atos SE	36,852	1,922,667
	Aubay	2,680	166,216
	AXA SA	348,035	10,125,377
	Axway Software SA	4,228	133,118
	Bastide le Confort Medical	1,130	57,352
*	Beneteau SA	17,564	268,135
	Bigben Interactive	8,820	167,353
	BioMerieux	11,603	1,477,857
	BNP Paribas SA	151,420	10,135,632
	Boiron SA	1,586	76,762
	Bonduelle SCA	4,870	124,784
	Bouygues SA	60,009	2,431,283
	Bureau Veritas SA	105,437	3,351,317
	Capgemini SE	45,112	10,518,441
	Carrefour SA	357,006	6,463,185
*	Casino Guichard Perrachon SA	16,303	406,529
*	Catana Group	6,864	49,882
	CBo Territoria	11,086	47,408
*	Cegedim SA	4,449	133,343
*	CGG SA	300,038	216,986
	Cie de Saint-Gobain	49,542	3,419,019
*	Cie des Alpes	7,620	134,939
	Cie Plastic Omnium SA	12,731	353,436
*	Claranova SADIR	24,407	152,424
	CNP Assurances	85,758	2,148,680
*	Coface SA	39,267	561,432
	Credit Agricole SA	159,745	2,410,066
	Danone SA	101,166	6,594,580
	Dassault Aviation SA	8,996	940,117

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Dassault Systemes SE, Sponsored ADR	5,000	$291,350
	Dassault Systemes SE	110,451	6,450,050
	Delta Plus Group	876	95,699
*	Derichebourg SA	50,509	574,807
*	Devoteam SA	154	29,957
	Edenred	126,431	6,841,334
	Eiffage SA	40,525	4,171,042
*Ω	Elior Group SA	47,004	371,886
*	Elis SA	48,062	912,582
*	ESI Group	1,080	86,665
	EssilorLuxottica SA	11,405	2,359,664
	Eurofins Scientific SE	45,220	5,336,634
Ω	Euronext NV	30,878	3,473,912
	Eutelsat Communications SA	112,439	1,598,111
*	Exel Industries, Class A	353	28,756
	Faurecia SE	42,320	2,210,288
	Faurecia SE	1,980	102,226
	Fnac Darty SA	10,000	649,225
	Gaztransport Et Technigaz SA	12,881	1,064,750
	Getlink SE	79,141	1,218,069
*	GL Events	4,130	87,292
	Groupe Crit	1,746	137,054
	Groupe Gorge SA	547	9,955
	Guerbet	1,280	56,506
*	Haulotte Group SA	9,012	52,322
	Hermes International	7,013	11,136,046
	HEXAOM	1,318	66,730
*	ID Logistics Group	701	257,770
	Imerys SA	4,068	176,329
	Infotel SA	1,486	85,750
	Interparfums SA	428	34,627
	Ipsen SA	26,084	2,699,534
	IPSOS	19,671	921,931
	Jacquet Metals SACA	5,534	134,975
*	JCDecaux SA	30,029	783,466
	Kaufman & Broad SA	11,998	481,356
	Kering SA	13,378	10,040,651
	Korian SA	17,758	591,574
Ω	La Francaise des Jeux SAEM	43,648	2,266,440
*	Lagardere SA	30,741	812,703
	Laurent-Perrier	417	46,485
	Lectra	10,147	425,116
	Legrand SA	46,473	5,069,741
	Linedata Services	1,111	48,976
	LISI	5,977	166,216
	L’Oreal SA	28,810	13,179,271
*	Lumibird	872	20,844
	LVMH Moet Hennessy Louis Vuitton SE	55,094	43,200,390
Ω	Maisons du Monde SA	17,092	387,760
	Manitou BF SA	3,680	125,080
	Manutan International	280	23,203
	Mersen SA	4,150	155,684
	Metropole Television SA	12,534	276,290
*Ω	Neoen SA	4,907	225,930
	Nexans SA	10,494	1,052,900
	Nexity SA	29,792	1,362,007
	Oeneo SA	5,443	84,809
*	OL Groupe SA	6,601	16,938
	Orange SA, Sponsored ADR	3,100	33,821

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Orange SA	850,190	$9,271,279
	Orpea SA	8,154	851,718
	Pernod Ricard SA	15,406	3,544,305
	Pharmagest Interactive	1,274	139,820
	Plastiques Du Val De Loire	1,044	7,169
	Publicis Groupe SA	110,401	7,411,597
	Quadient SA	13,742	328,528
*††	Recylex SA	633	254
	Remy Cointreau SA	7,871	1,590,017
*	Renault SA	67,152	2,419,760
	Rexel SA	165,416	3,287,841
	Robertet SA	61	66,979
	Rothschild & Co.	13,857	611,204
	Rubis SCA	44,636	1,430,552
	Safran SA	32,657	4,395,297
	Samse SA	155	37,244
	Sanofi	95,270	9,569,310
	Sartorius Stedim Biotech	3,878	2,137,440
	Schneider Electric SE	48,655	8,389,001
	Schneider Electric SE	278	47,955
	SCOR SE	108,832	3,663,843
	SEB SA	11,435	1,791,742
	SES SA, Class A	120,961	1,086,376
*Ω	SMCP SA	10,309	84,652
	Societe BIC SA	10,512	611,047
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	33,429
	Societe Generale SA	106,296	3,550,703
	Societe pour l’Informatique Industrielle	3,552	161,764
*	Solocal Group	17,197	26,009
	Somfy SA	2,990	586,989
	Sopra Steria Group SACA	10,071	1,980,137
	SPIE SA	59,770	1,453,430
	Stef SA	816	102,135
	Suez SA	83,186	1,893,838
	Sword Group	3,773	184,323
	Synergie SE	4,580	211,415
*	Technip Energies NV	41,347	636,346
	Teleperformance	12,265	5,123,233
	Television Francaise 1	33,050	353,828
	Thales SA	36,100	3,331,253
	Thermador Groupe	2,624	298,296
	Tikehau Capital SCA	5,245	156,182
	Total Gabon	153	23,935
*	Touax SA	905	8,346
	Trigano SA	3,700	694,539
*	Ubisoft Entertainment SA	33,798	1,769,791
	Valeo	52,225	1,534,478
*	Vallourec SA	22,304	178,299
Ω	Verallia SA	16,925	626,607
	Vetoquinol SA	1	171
	Vilmorin & Cie SA	2,737	174,012
	Vinci SA	79,721	8,522,987
	Virbac SA	1,650	836,307
	Vivendi SE	54,394	700,729
*	Vranken-Pommery Monopole SA	575	11,696
	Wavestone	5,088	280,197
*Ω	Worldline SA	39,332	2,293,691

TOTAL FRANCE			325,241,818

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (6.7%)
	7C Solarparken AG	12,659	$61,204
	Aareal Bank AG	28,094	898,035
	Adesso SE	902	201,134
	Adidas AG	43,904	14,369,832
*	ADVA Optical Networking SE	25,933	343,813
	AIXTRON SE	11,010	261,485
	All for One Group SE	849	66,979
	Allgeier SE	3,172	103,966
	Allianz SE	45,799	10,635,002
	Amadeus Fire AG	3,067	708,595
	Aroundtown SA	308,982	2,147,272
	Atoss Software AG	1,603	362,742
	Aurubis AG	16,355	1,409,308
	Basler AG	602	110,964
*	Bauer AG	5,212	67,802
	Bayerische Motoren Werke AG	74,749	7,552,340
	BayWa AG	7,674	324,632
	Bechtle AG	37,350	2,801,763
Ω	Befesa SA	5,348	397,889
	Beiersdorf AG	13,328	1,417,211
	Bertrandt AG	2,343	152,834
	bet-at-home.com AG	948	19,369
*	Bijou Brigitte AG	1,483	42,335
	Bilfinger SE	12,175	427,889
*	Borussia Dortmund GmbH & Co. KGaA	18,369	101,366
	Brenntag SE	58,488	5,564,446
	CANCOM SE	10,445	722,114
	Carl Zeiss Meditec AG	8,170	1,645,358
*	CECONOMY AG	72,724	354,816
	CENIT AG	5,755	96,606
	Cewe Stiftung & Co. KGAA	2,944	411,388
*	Commerzbank AG	366,918	2,679,562
	CompuGroup Medical SE & Co. KgaA	13,885	1,160,661
*	Continental AG	18,240	2,144,502
*	Corestate Capital Holding SA	1,650	19,469
Ω	Covestro AG	82,747	5,299,003
	CropEnergies AG	9,008	129,304
*	CTS Eventim AG & Co. KGaA	16,502	1,200,199
	Daimler AG	184,475	18,311,434
*Ω	Delivery Hero SE	11,033	1,376,091
*	Delticom AG	2,252	21,883
	Dermapharm Holding SE	3,463	348,318
*	Deutsche Bank AG	83,848	1,074,931
	Deutsche Beteiligungs AG	6,612	305,528
	Deutsche Boerse AG	33,711	5,596,264
	Deutsche EuroShop AG	8,655	176,165
Ω	Deutsche Pfandbriefbank AG	32,563	404,037
	Deutsche Post AG	86,266	5,340,467
	Deutsche Telekom AG, Sponsored ADR	6,013	112,082
	Deutsche Telekom AG	365,302	6,793,576
*	Deutz AG	41,029	343,886
	DIC Asset AG	22,026	386,636
	DMG Mori AG	2,478	120,369
	Dr Hoenle AG	1,006	48,613
	Draegerwerk AG & Co. KGaA	1,360	101,396
	Duerr AG	20,859	945,391
Ω	DWS Group GmbH & Co. KGaA	4,199	181,630
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,428	663,036
*	ElringKlinger AG	6,586	93,044

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Encavis AG	40,116	$840,668
	Energiekontor AG	1,687	152,194
	Evonik Industries AG	22,640	733,554
*	Evotec SE	16,462	797,994
	Fabasoft AG	1,254	48,599
	Fielmann AG	12,681	836,232
	First Sensor AG	411	20,895
*	flatexDEGIRO AG	23,088	524,458
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	558,043
	Freenet AG	55,371	1,426,093
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	228,988
	Fresenius Medical Care AG & Co. KGaA	35,797	2,377,961
	Fresenius SE & Co. KGaA	60,340	2,742,679
	FUCHS PETROLUB SE	12,405	457,019
	GEA Group AG	38,677	1,904,887
*	Gesco AG	3,348	91,325
	GFT Technologies SE	8,513	401,440
*	Global Fashion Group SA	4,210	37,909
	Grand City Properties SA	33,342	854,010
	GRENKE AG	357	13,920
*	H&R GmbH & Co. KGaA	5,787	59,695
	Hamburger Hafen und Logistik AG	7,861	176,345
	Hannover Rueck SE	9,366	1,710,081
	Hawesko Holding AG	1,210	82,134
*	Heidelberger Druckmaschinen AG	91,729	235,861
	Hella GmbH & Co. KGaA	7,122	493,982
*	HelloFresh SE	53,606	4,344,169
	Henkel AG & Co. KGaA	8,566	715,366
	Hochtief AG	2,489	192,027
*	HolidayCheck Group AG	13,021	40,798
	Hornbach Baumarkt AG	3,839	172,547
	Hornbach Holding AG & Co. KGaA	4,233	535,294
	Hugo Boss AG	27,353	1,712,769
*	Hypoport SE	1,028	632,871
	Indus Holding AG	10,640	418,643
	Infineon Technologies AG	61,565	2,883,171
Ω	Instone Real Estate Group AG	15,597	411,170
	IVU Traffic Technologies AG	3,842	89,723
	Jenoptik AG	13,328	510,169
Ω	JOST Werke AG	4,245	246,037
	KION Group AG	32,770	3,579,426
*	Kloeckner & Co. SE	34,897	468,861
	Knorr-Bremse AG	14,180	1,496,585
*	Koenig & Bauer AG	5,119	180,627
	KPS AG	1,672	9,336
	Krones AG	6,004	618,740
	Lanxess AG	28,160	1,897,487
	Leifheit AG	3,048	122,312
*	Leoni AG	6,219	96,544
	LPKF Laser & Electronics AG	2,930	64,978
*	Manz AG	207	10,820
*	MAX Automation SE	1,975	10,017
	METRO AG	64,789	819,006
	MLP SE	18,720	180,475
	MTU Aero Engines AG	12,792	2,849,258
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,437	5,162,857
*	Nagarro SE	3,522	708,579
	Nemetschek SE	18,986	2,179,908
	New Work SE	869	212,139

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Nexus AG	4,699	$410,469
*	Nordex SE	19,718	362,364
	Norma Group SE	6,035	259,270
	OHB SE	1,625	71,190
	Patrizia AG	7,089	195,906
	Pfeiffer Vacuum Technology AG	1,554	387,903
	PNE AG	7,350	70,975
	ProSiebenSat.1 Media SE	115,163	1,929,065
	PSI Software AG	3,733	180,187
	Puma SE	26,374	3,271,690
	Puma SE	2,960	367,188
*	PVA TePla AG	4,607	210,048
*	q.beyond AG	16,292	37,604
*	QIAGEN NV	22,578	1,244,103
	Rational AG	2,929	2,907,170
	Rheinmetall AG	17,984	1,744,932
	RTL Group SA	22,255	1,285,410
	S&T AG	12,351	296,797
*	SAF-Holland SE	16,245	225,663
	SAP SE, Sponsored ADR	15,059	2,180,242
	SAP SE	93,916	13,600,078
Ω	Scout24 AG	23,144	1,611,888
	Secunet Security Networks AG	410	215,218
	Siemens AG	72,631	11,808,485
*	Siemens Energy AG	29,554	848,217
Ω	Siemens Healthineers AG	32,983	2,193,565
*	Sixt SE	6,255	1,078,438
	SMA Solar Technology AG	983	51,974
	Software AG	15,847	651,762
	Stabilus SA	10,627	798,018
	STRATEC SE	3,464	553,232
	Stroeer SE & Co. KGaA	12,152	1,030,599
*	SUESS MicroTec SE	5,423	142,612
	Surteco Group SE	706	30,038
	Symrise AG, Class A	24,807	3,431,356
	TAG Immobilien AG	45,170	1,372,313
	Takkt AG	12,576	205,503
*	Talanx AG	16,587	797,672
*Ω	TeamViewer AG	44,162	659,130
	Technotrans SE	943	27,886
	Telefonica Deutschland Holding AG	368,740	960,722
*	thyssenkrupp AG	89,997	936,840
	Uniper SE	14,010	619,335
	United Internet AG	42,752	1,577,565
*	va-Q-tec AG	818	25,914
	Varta AG	6,336	976,424
	VERBIO Vereinigte BioEnergie AG	13,879	1,103,532
*	Vitesco Technologies Group AG, Class A	3,648	209,168
	Vonovia SE	59,029	3,580,877
	Vossloh AG	3,018	161,717
	Wacker Chemie AG	4,374	790,412
	Wacker Neuson SE	10,215	335,311
	Washtec AG	3,329	216,630
*	Westwing Group AG	3,418	107,210
	Wuestenrot & Wuerttembergische AG	13,137	273,643
*Ω	Zalando SE	15,638	1,477,487
	Zeal Network SE	3,022	132,801
*	zooplus AG	1,979	1,094,567

TOTAL GERMANY			233,863,956

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (1.6%)
*	Aceso Life Science Group Ltd.	432,000	$11,203
	AIA Group Ltd.	1,698,800	19,038,467
	Analogue Holdings Ltd.	92,000	21,060
*	Apollo Future Mobility Group Ltd.	1,408,000	97,437
	Asia Standard International Group Ltd.	80,000	9,421
*	Asiasec Properties Ltd.	17,000	3,559
	ASM Pacific Technology Ltd.	58,400	631,912
*	Ban Loong Holdings Ltd.	370,000	13,078
	Bank of East Asia Ltd.	187,207	307,444
	Best Mart 360 Holdings Ltd.	48,000	11,276
Ω	BOC Aviation Ltd.	90,400	791,070
	BOC Hong Kong Holdings Ltd.	460,000	1,457,668
	BOCOM International Holdings Co. Ltd.	343,000	76,874
††	Brightoil Petroleum Holdings Ltd.	229,000	8,279
	CGN Mining Co. Ltd.	265,000	34,682
	Chen Hsong Holdings	46,000	13,863
*	China Energy Development Holdings Ltd.	1,062,000	23,207
	China Motor Bus Co. Ltd.	1,000	13,500
*	China Star Entertainment Ltd.	280,000	38,145
*	China Strategic Holdings Ltd.	10,625,000	66,933
	Chow Sang Sang Holdings International Ltd.	149,000	211,681
	Chow Tai Fook Jewellery Group Ltd.	452,000	921,899
	Chuang’s China Investments Ltd.	190,000	9,360
	Chuang’s Consortium International Ltd.	92,000	10,288
	CITIC Telecom International Holdings Ltd.	369,000	130,728
	CK Asset Holdings Ltd.	154,323	953,262
	CMBC Capital Holdings Ltd.	2,090,000	25,459
	C-Mer Eye Care Holdings Ltd.	50,000	48,703
	Convenience Retail Asia Ltd.	114,000	11,269
Ω	Crystal International Group Ltd.	91,000	28,995
	CSI Properties Ltd.	2,220,000	63,076
	Dah Sing Banking Group Ltd.	85,600	81,897
	Dah Sing Financial Holdings Ltd.	31,200	96,713
	Dickson Concepts International Ltd.	63,000	32,528
*	Digital Domain Holdings Ltd.	290,000	24,295
	Dynamic Holdings Ltd.	12,000	18,183
	EC Healthcare	87,000	125,138
	Emperor International Holdings Ltd.	402,000	55,947
	Emperor Watch & Jewellery Ltd.	490,000	11,311
*	ENM Holdings Ltd.	208,000	16,281
*	Esprit Holdings Ltd.	908,100	77,835
	EuroEyes International Eye Clinic Ltd.	9,000	11,464
	Fairwood Holdings Ltd.	16,500	35,018
	Far East Consortium International Ltd.	429,294	141,567
	Fountain SET Holdings Ltd.	74,000	13,268
	FSE Lifestyle Services Ltd.	34,000	29,068
*	Galaxy Entertainment Group Ltd.	73,000	392,793
	Giordano International Ltd.	486,000	94,825
	Glorious Sun Enterprises Ltd.	129,000	13,592
	Gold Financial Holdings Ltd.	44,000	0
	Golden Resources Development International Ltd.	44,000	3,164
	Great Eagle Holdings Ltd.	101,244	278,562
*	G-Resources Group Ltd.	130,050	49,254
	Guoco Group Ltd.	10,000	116,856
	Guotai Junan International Holdings Ltd.	854,000	123,891
	Haitong International Securities Group Ltd.	1,060,349	243,737
	Hang Lung Group Ltd.	41,000	96,004
	Hang Lung Properties Ltd.	137,000	317,957
	Hang Seng Bank Ltd.	71,700	1,362,510

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hanison Construction Holdings Ltd.	89,806	$15,418
	Henderson Land Development Co. Ltd.	190,740	798,663
	HKR International Ltd.	371,600	148,273
	Hon Kwok Land Investment Co. Ltd.	26,000	10,363
*	Hong Kong ChaoShang Group Ltd.	8,000	917
	Hong Kong Ferry Holdings Co. Ltd.	15,000	10,628
	Hong Kong Technology Venture Co. Ltd.	139,000	209,204
	Hongkong Chinese Ltd.	58,000	4,485
Ω	Honma Golf Ltd.	11,500	5,135
*	Huafa Property Services Group Co. Ltd.	1,620,000	37,658
	Huasheng International Holding Ltd.	128,000	20,829
Ω	Hygeia Healthcare Holdings Co. Ltd.	9,400	82,520
*	Hypebeast Ltd.	142,500	20,983
	Hysan Development Co. Ltd.	106,000	367,986
	IGG, Inc.	570,000	529,971
*	Imagi International Holdings Ltd.	56,000	5,168
	International Housewares Retail Co. Ltd.	105,000	36,449
*	ITC Properties Group Ltd.	49,758	6,641
	Jacobson Pharma Corp. Ltd.	128,000	9,593
Ω	JS Global Lifestyle Co. Ltd.	192,000	355,559
	K Wah International Holdings Ltd.	515,000	206,007
	Karrie International Holdings Ltd.	132,000	26,795
	Kerry Logistics Network Ltd.	128,000	310,374
	Kerry Properties Ltd.	215,500	609,154
	Kowloon Development Co. Ltd.	203,000	240,329
*	Lai Sun Development Co. Ltd.	55,350	29,053
	Landsea Green Properties Co. Ltd.	96,000	6,046
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	114,250	12,646
*	Lifestyle International Holdings Ltd.	133,000	69,602
	Liu Chong Hing Investment Ltd.	96,000	98,705
	L’Occitane International SA	167,500	599,098
	Luk Fook Holdings International Ltd.	159,000	433,336
	Lung Kee Bermuda Holdings	44,000	20,574
	Man Wah Holdings Ltd.	386,400	598,009
	MECOM Power & Construction Ltd.	107,000	49,492
*	Meilleure Health International Industry Group Ltd.	276,000	15,883
*	Melco Resorts & Entertainment Ltd., ADR	1,858	20,122
*	Midland Holdings Ltd.	251,026	36,323
	Modern Dental Group Ltd.	116,000	98,392
	MTR Corp. Ltd.	86,000	469,140
	NagaCorp Ltd.	486,000	446,068
	New World Development Co. Ltd.	400,000	1,734,972
*	NewOcean Energy Holdings Ltd.	550,000	18,777
	NWS Holdings Ltd.	297,242	295,172
	Oriental Watch Holdings	124,476	66,181
*	Pacific Century Premium Developments Ltd.	162,000	13,302
	Pacific Textiles Holdings Ltd.	372,000	185,781
*	Paliburg Holdings Ltd.	52,000	13,539
	PC Partner Group Ltd.	44,000	55,712
	Pentamaster International Ltd.	126,000	18,117
	Perfect Medical Health Management Ltd.	121,000	91,759
	Pico Far East Holdings Ltd.	244,000	40,396
	Playmates Holdings Ltd.	90,000	9,393
*	Playmates Toys Ltd.	96,000	6,534
	Plover Bay Technologies Ltd.	32,000	11,620
	Power Assets Holdings Ltd.	411,000	2,511,745
	Prada SpA	152,700	962,477
*	PT International Development Co. Ltd.	390,000	17,051
*Ω	Razer, Inc.	339,000	81,428

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Sa Sa International Holdings Ltd.	98,000	$21,413
*Ω	Samsonite International SA	253,800	545,926
	SEA Holdings Ltd.	31,170	22,370
	Singamas Container Holdings Ltd.	276,000	32,501
	Sino Land Co. Ltd.	519,603	682,958
	Soundwill Holdings Ltd.	11,500	11,468
	Stella International Holdings Ltd.	159,500	190,562
*	Summit Ascent Holdings Ltd.	76,000	4,840
	Sun Hung Kai & Co. Ltd.	41,000	21,300
	Sun Hung Kai Properties Ltd.	139,707	1,852,280
*	Suncorp Technologies Ltd.	290,000	15,376
	SUNeVision Holdings Ltd.	253,000	232,290
	Swire Properties Ltd.	70,200	188,204
	TAI Cheung Holdings Ltd.	170,000	106,612
	Tai Hing Group Holdings Ltd.	52,000	10,211
	Tao Heung Holdings Ltd.	83,000	9,370
	Techtronic Industries Co. Ltd.	370,000	7,601,743
*	Television Broadcasts Ltd.	114,700	89,192
	Texhong Textile Group Ltd.	87,000	129,816
*	Theme International Holdings Ltd.	1,350,000	164,953
*	Town Health International Medical Group Ltd.	290,000	20,537
	Tradelink Electronic Commerce Ltd.	156,000	22,433
	United Laboratories International Holdings Ltd.	182,000	115,610
††	Untrade Convoy	528,000	2,124
††	Untrade CW Group Holdings	85,500	476
	Value Partners Group Ltd.	417,000	213,468
*	Vobile Group Ltd.	184,000	161,893
	VSTECS Holdings Ltd.	258,400	243,851
	VTech Holdings Ltd.	43,700	336,510
	Wai Kee Holdings Ltd.	120,000	57,668
	Wang On Group Ltd.	1,820,000	17,063
	Wharf Real Estate Investment Co. Ltd.	220,000	1,242,617
	Wing Tai Properties Ltd.	18,000	9,725
*	Xingye Alloy Materials Group Ltd.	73,000	10,465
	YTO Express Holdings Ltd.	72,000	30,937
*	Yunfeng Financial Group Ltd.	28,000	7,468
	Zensun Enterprises Ltd.	217,999	123,890
*	Zhaobangji Properties Holdings Ltd.	376,000	23,439

TOTAL HONG KONG			56,726,562

IRELAND — (0.5%)
*	AIB Group PLC	187,971	508,739
*	Bank of Ireland Group PLC	397,145	2,365,867
	Cairn Homes PLC	320,465	416,037
*	Dalata Hotel Group PLC	18,769	80,286
*	Datalex PLC	473	487
*	FBD Holdings PLC	9,900	94,325
*	Flutter Entertainment PLC	17,217	3,259,291
*	Flutter Entertainment PLC	5,348	1,009,239
*Ω	Glenveagh Properties PLC	236,420	298,108
	Kingspan Group PLC	40,559	4,669,353
*	Permanent TSB Group Holdings PLC	23,545	43,516
	Smurfit Kappa Group PLC	115,498	6,054,012

TOTAL IRELAND			18,799,260

ISRAEL — (0.7%)
	Adgar Investment & Development Ltd.	5,179	11,902
	Afcon Holdings Ltd.	15	908

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	AFI Properties Ltd.	7,582	$393,787
	Africa Israel Residences Ltd.	386	21,056
*	Airport City Ltd.	15,757	300,804
*	Allot Ltd.	5,136	75,977
	Alony Hetz Properties & Investments Ltd.	23,816	389,928
*	Alrov Properties & Lodgings Ltd.	437	24,038
	Amot Investments Ltd.	31,861	243,535
	Arad Ltd.	2,137	31,905
	Ashtrom Group Ltd.	6,992	163,495
	Atreyu Capital Markets Ltd.	692	12,570
	AudioCodes Ltd.	13,757	487,548
	Aura Investments Ltd.	23,362	34,601
	Automatic Bank Services Ltd.	1,674	12,839
*	Avgol Industries 1953 Ltd.	36,631	35,254
*	Azorim-Investment Development & Construction Co. Ltd.	22,780	101,819
	Azrieli Group Ltd.	2,180	203,881
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,480	37,267
*	Bezeq The Israeli Telecommunication Corp. Ltd.	346,634	434,804
	Big Shopping Centers Ltd.	1,704	255,570
	Blue Square Real Estate Ltd.	1,148	88,826
*	Brack Capital Properties NV	663	77,446
	Carasso Motors Ltd.	14,778	86,812
*	Castro Model Ltd.	313	10,026
*	Clal Insurance Enterprises Holdings Ltd.	15,067	372,275
*	Compugen Ltd.	6,256	39,657
	Danel Adir Yeoshua Ltd.	2,392	505,969
	Delek Automotive Systems Ltd.	22,115	289,552
	Delta Galil Industries Ltd.	4,072	209,104
	Dor Alon Energy in Israel 1988 Ltd.	1,244	35,667
	Duniec Brothers Ltd.	1,195	66,452
	Electra Consumer Products 1970 Ltd.	2,703	127,012
	Electra Ltd.	711	468,509
	Electra Real Estate Ltd.	1,369	21,342
*	Ellomay Capital Ltd.	725	22,323
	Energix-Renewable Energies Ltd.	43,486	204,670
*	Enlight Renewable Energy Ltd.	200,350	493,928
	FMS Enterprises Migun Ltd.	2,021	65,391
	Formula Systems 1985 Ltd.	2,359	254,096
	Formula Systems 1985 Ltd., Sponsored ADR	688	74,111
	Fox Wizel Ltd.	3,238	446,598
	Freshmarket Ltd.	10,471	45,866
	Gav-Yam Lands Corp. Ltd.	35,516	422,707
	Gilat Satellite Networks Ltd.	8,858	73,313
	Hadera Paper Ltd.	1,025	81,944
	Hamat Group Ltd.	1,690	11,279
	Harel Insurance Investments & Financial Services Ltd.	53,907	602,693
	Hilan Ltd.	3,072	170,288
	ICL Group Ltd.	56,668	485,644
	IDI Insurance Co. Ltd.	3,478	139,838
	IES Holdings Ltd.	199	17,377
	Ilex Medical Ltd.	680	24,708
	Inrom Construction Industries Ltd.	35,497	182,414
	Isracard Ltd.	57,632	231,656
	Israel Canada T.R Ltd.	19,659	94,880
*	Israel Discount Bank Ltd., Class A	181,769	1,098,290
	Israel Land Development—Urban Renewal Ltd.	1,926	27,283
	Isras Investment Co. Ltd.	865	193,249
*	Kamada Ltd.	2,586	14,791
*	Kamada Ltd.	4,001	22,846

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings Ltd.	1,061	$31,948
	Klil Industries Ltd.	140	12,936
	Levinstein Properties Ltd.	392	10,624
	M Yochananof & Sons Ltd.	992	68,476
	Magic Software Enterprises Ltd.	19,750	430,155
	Magic Software Enterprises Ltd.	4,166	88,561
	Malam—Team Ltd.	2,870	96,565
	Matrix IT Ltd.	12,297	333,880
	Maytronics Ltd.	9,928	234,680
	Mega Or Holdings Ltd.	1,347	53,358
*	Mehadrin Ltd.	180	10,519
*	Melisron Ltd.	7,088	599,864
	Menora Mivtachim Holdings Ltd.	10,987	254,178
	Migdal Insurance & Financial Holdings Ltd.	164,175	279,392
	Mivne Real Estate KD Ltd.	106,523	388,371
	Mivtach Shamir Holdings Ltd.	1,141	41,055
	Mizrahi Tefahot Bank Ltd.	20,418	742,911
*	Nice Ltd.	1,948	550,698
*	Nice Ltd., Sponsored ADR	5,315	1,504,251
*	Nova Ltd.	5,347	570,972
	Novolog Ltd.	89,591	82,771
	NR Spuntech Industries Ltd.	3,315	8,667
*	Oil Refineries Ltd.	622,271	168,376
	One Software Technologies Ltd.	14,338	245,328
	Palram Industries 1990 Ltd.	1,658	28,340
*	Paz Oil Co. Ltd.	3,899	496,942
*	Perion Network Ltd.	8,697	243,028
	Phoenix Holdings Ltd.	84,753	1,071,272
	Plasson Industries Ltd.	1,135	84,957
	Prashkovsky Investments & Construction Ltd.	4,675	147,370
	Priortech Ltd.	1,051	32,874
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	286,698
	Rapac Communication & Infrastructure Ltd.	1,869	17,856
	Raval Ics Ltd.	4,981	12,025
	Sano-Brunos Enterprises Ltd.	770	87,567
	Scope Metals Group Ltd.	2,841	128,169
	Shapir Engineering & Industry Ltd.	58,444	478,403
*	Shikun & Binui Ltd.	48,502	288,474
	Shufersal Ltd.	63,751	527,988
	Strauss Group Ltd.	8,061	236,937
*	Summit Real Estate Holdings Ltd.	8,875	161,230
	Tadiran Group Ltd.	1,130	147,340
Ω	Tamar Petroleum Ltd.	9,638	16,329
	Tel Aviv Stock Exchange Ltd.	9,793	53,669
*	Tera Light Ltd.	10,987	27,742
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	70,309	614,501
	Tiv Taam Holdings 1 Ltd.	13,349	41,233
	Victory Supermarket Chain Ltd.	2,523	54,220
	Vitania Ltd.	1,695	12,918
	YH Dimri Construction & Development Ltd.	3,189	228,936

TOTAL ISRAEL			23,509,874

ITALY — (2.2%)
	ACEA SpA	32,542	705,897
*	Aeffe SpA	9,974	28,945
	Alerion Cleanpower SpA	2,733	76,107
	Amplifon SpA	72,785	3,703,901
Ω	Anima Holding SpA	94,319	501,159
*	Arnoldo Mondadori Editore SpA	81,401	188,222

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Ascopiave SpA	20,715	$84,381
	Assicurazioni Generali SpA	195,299	4,252,673
*	Atlantia SpA	131,173	2,535,361
*	Autogrill SpA	5,346	41,969
	Autostrade Meridionali SpA	304	9,938
	Avio SpA	4,827	64,222
	Azimut Holding SpA	54,884	1,580,566
*	Banca Generali SpA	30,382	1,429,312
	Banca IFIS SpA	9,820	181,588
	Banca Mediolanum SpA	107,802	1,086,332
*	Banca Monte dei Paschi di Siena SpA	519	620
*Ω	Banca Sistema SpA	7,802	20,431
	Banco di Desio e della Brianza SpA	5,932	21,953
	BasicNet SpA	6,288	35,975
	Be Shaping The Future SpA	21,403	57,472
Ω	BFF Bank SpA	37,643	337,057
*	Biesse SpA	1,076	33,306
	BPER Banca	435,565	955,005
*	Brunello Cucinelli SpA	12,434	754,373
	Cairo Communication SpA	35,570	74,451
Ω	Carel Industries SpA	11,849	341,927
*	CIR SpA-Compagnie Industriali	34,151	18,816
	CNH Industrial NV	172,286	2,967,723
	Credito Emiliano SpA	18,908	143,455
	Danieli & C Officine Meccaniche SpA	8,526	184,200
	Danieli & C Officine Meccaniche SpA	2,324	78,233
	Davide Campari-Milano NV	20,238	287,464
	De’ Longhi SpA	17,554	686,711
	DiaSorin SpA	6,696	1,513,724
	Digital Bros SpA	2,171	105,097
*	Elica SpA	6,100	25,349
	Emak SpA	20,974	48,856
*Ω	Enav SpA	25,841	113,396
	Esprinet SpA	14,964	194,376
*	Eurotech SpA	3,709	21,526
	Ferrari NV	8,345	1,980,301
	Ferrari NV	9,352	2,218,014
	Fila SpA	2,731	32,950
*	Fincantieri SpA	63,031	49,565
*	FinecoBank Banca Fineco SpA	203,505	3,886,496
*	FNM SpA	43,781	33,962
*	Garofalo Health Care SpA	1,780	11,879
*	Geox SpA	18,566	23,573
	Gruppo MutuiOnline SpA	7,943	387,880
	Hera SpA	423,231	1,731,540
*	Illimity Bank SpA	6,912	109,099
*	IMMSI SpA	53,304	31,994
*	Intek Group SpA	9,436	3,708
	Interpump Group SpA	18,115	1,334,388
	Intesa Sanpaolo SpA	1,881,633	5,347,931
	Italgas SpA	203,145	1,290,678
	Italmobiliare SpA	2,507	87,985
*	IVS Group SA	2,471	18,138
*	Juventus Football Club SpA	75,941	61,405
	La Doria SpA	3,295	63,206
*	Leonardo SpA	146,882	1,077,757
	LU-VE SpA	1,616	44,018
	Maire Tecnimont SpA	67,483	290,788
	Mediaset NV	106,584	299,409

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Mediobanca Banca di Credito Finanziario SpA	224,311	$2,676,641
	Moncler SpA	73,470	5,287,223
*Ω	Nexi SpA	58,367	1,014,836
	Openjobmetis SpA agenzia per il lavoro	1,095	14,567
*Ω	OVS SpA	89,845	258,082
	Pharmanutra SpA	855	67,237
	Piaggio & C SpA	76,959	257,993
Ω	Piovan SpA	1,172	12,114
*	Prima Industrie SpA	1,531	33,825
	Prysmian SpA	47,146	1,782,546
Ω	RAI Way SpA	31,850	192,788
	Recordati Industria Chimica e Farmaceutica SpA	38,202	2,393,620
	Reno de Medici SpA	91,846	154,261
	Reply SpA	8,246	1,600,576
	Rizzoli Corriere Della Sera Mediagroup SpA	49,861	41,005
	SAES Getters SpA	770	22,876
	SAES Getters SpA	500	10,301
*	Safilo Group SpA	24,798	44,825
*	Saipem SpA	286,831	628,441
	Salcef SpA	3,496	80,800
*	Salvatore Ferragamo SpA	4,657	99,092
*	Saras SpA	67,302	49,965
	Sesa SpA	4,382	859,698
	Snam SpA	153,892	871,612
	SOL SpA	17,138	393,821
	Stellantis NV	116,304	2,321,945
	Stellantis NV	200,018	3,988,359
	Tamburi Investment Partners SpA	25,548	288,401
Ω	Technogym SpA	47,176	495,852
	Telecom Italia SpA	1,921,018	685,323
	Telecom Italia SpA	1,068,081	406,056
	Telecom Italia SpA, Sponsored ADR	6,420	22,791
	Tenaris SA	6,392	71,183
	Tenaris SA, ADR	52,905	1,178,723
	Terna—Rete Elettrica Nazionale	217,725	1,622,224
	Tinexta SpA	7,497	332,327
*	Tod’s SpA	2,892	159,517
	TXT e-solutions SpA	1,314	13,440
Ω	Unieuro SpA	9,248	217,289
	Unipol Gruppo SpA	163,672	940,030
	UnipolSai Assicurazioni SpA	160,989	466,176
	Webuild SpA	12,528	31,015

TOTAL ITALY			77,998,129

JAPAN — (20.5%)
	77 Bank Ltd.	12,700	129,560
	A&A Material Corp.	800	6,773
	A&D Co. Ltd.	7,000	62,154
	ABC-Mart, Inc.	8,400	403,737
	Abist Co. Ltd.	500	12,601
*	Access Co. Ltd.	5,900	46,221
	Accrete, Inc.	500	8,138
	Achilles Corp.	6,700	77,204
	Acom Co. Ltd.	58,800	196,105
	Adastria Co. Ltd.	10,700	198,487
	ADEKA Corp.	50,300	1,118,941
	Ad-sol Nissin Corp.	3,000	54,988
	Advan Group Co. Ltd.	6,400	54,692
	Advance Create Co. Ltd.	1,200	11,191

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Advanced Media, Inc.	4,200	$28,508
	Advantage Risk Management Co. Ltd.	1,200	9,723
	Advantest Corp.	32,300	2,648,210
	Aeon Co. Ltd.	101,099	2,325,746
	Aeon Delight Co. Ltd.	8,900	273,336
	Aeon Fantasy Co. Ltd.	2,500	41,439
	AEON Financial Service Co. Ltd.	37,700	478,983
	Aeon Hokkaido Corp.	7,300	84,307
	Agro-Kanesho Co. Ltd.	3,400	40,487
	AGS Corp.	1,600	13,292
	Ai Holdings Corp.	5,400	101,921
	Aica Kogyo Co. Ltd.	7,800	239,076
	Aichi Corp.	13,000	92,152
	Aichi Steel Corp.	4,500	104,835
	Aichi Tokei Denki Co. Ltd.	800	33,891
	Aida Engineering Ltd.	24,800	225,133
	Aiful Corp.	102,800	342,482
	Ain Holdings, Inc.	8,800	519,415
	Aiphone Co. Ltd.	3,600	74,414
	Air Water, Inc.	83,800	1,282,147
	Airport Facilities Co. Ltd.	5,400	27,614
	Airtech Japan Ltd.	2,700	29,632
	Aisan Industry Co. Ltd.	14,500	106,844
	AIT Corp.	5,800	56,702
	Ajis Co. Ltd.	2,400	62,412
	Akatsuki Corp.	6,800	22,318
	Akatsuki, Inc.	3,700	100,943
*	Akebono Brake Industry Co. Ltd.	30,700	62,055
	Albis Co. Ltd.	2,400	49,708
	Alfresa Holdings Corp.	93,300	1,315,248
	Alinco, Inc.	5,700	49,783
	Alleanza Holdings Co. Ltd.	3,100	31,856
*	Allied Architects, Inc.	2,700	16,508
*	Allied Telesis Holdings KK	16,600	13,583
	Alpen Co. Ltd.	6,100	148,794
	Alpha Systems, Inc.	1,000	38,180
	Alps Alpine Co. Ltd.	47,216	461,350
	Alps Logistics Co. Ltd.	3,600	32,870
	Altech Corp.	12,600	226,977
	Amada Co. Ltd.	105,900	1,046,236
	Amano Corp.	11,700	289,524
	Amiyaki Tei Co. Ltd.	1,100	29,670
	Amvis Holdings, Inc.	1,200	86,958
	Anabuki Kosan, Inc.	2,300	41,751
	Anest Iwata Corp.	7,400	58,948
	Anicom Holdings, Inc.	16,100	125,524
	Anritsu Corp.	59,200	981,681
	Aohata Corp.	500	11,358
	AOKI Holdings, Inc.	10,100	61,665
	Aomori Bank Ltd.	5,300	91,405
*	Aoyama Trading Co. Ltd.	12,700	87,328
	Aoyama Zaisan Networks Co. Ltd.	13,500	139,409
	Aozora Bank Ltd.	21,700	496,387
	Apaman Co. Ltd.	1,700	7,909
	Arakawa Chemical Industries Ltd.	9,100	99,238
	Arata Corp.	5,200	184,072
	Arcland Service Holdings Co. Ltd.	3,700	73,436
	Arcs Co. Ltd.	16,423	315,605
	Ardepro Co. Ltd.	83,300	39,527

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Arealink Co. Ltd.	5,400	$73,489
	Argo Graphics, Inc.	4,700	130,878
	Artiza Networks, Inc.	1,900	20,646
	Artnature, Inc.	4,700	30,528
	ArtSpark Holdings, Inc.	12,100	125,180
*	Aruhi Corp.	15,600	180,861
	As One Corp.	4,100	562,038
	Asahi Broadcasting Group Holdings Corp.	4,000	25,220
	Asahi Co. Ltd.	6,200	72,007
	Asahi Diamond Industrial Co. Ltd.	14,700	90,389
	Asahi Group Holdings Ltd.	67,600	3,067,704
	Asahi Holdings, Inc.	48,600	867,419
	Asahi Intelligence Service Co. Ltd.	700	8,102
	Asahi Kasei Corp.	307,400	3,229,344
	Asahi Kogyosha Co. Ltd.	2,100	62,976
	Asahi Net, Inc.	7,400	46,755
	Asahi Yukizai Corp.	7,600	91,840
	Asante, Inc.	900	13,885
	Asanuma Corp.	2,500	99,979
	Asax Co. Ltd.	1,700	10,624
	Ascentech KK	900	10,389
	Asia Pile Holdings Corp.	3,100	12,614
	Asics Corp.	72,600	1,809,296
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	63,433
	ASKUL Corp.	21,200	287,954
	Astellas Pharma, Inc.	230,500	3,885,946
	Astena Holdings Co. Ltd.	12,800	63,534
	Asti Corp.	500	7,956
	Atled Corp.	1,000	21,776
*	Atrae, Inc.	5,600	119,322
*	Atsugi Co. Ltd.	5,500	30,787
*	Aucfan Co. Ltd.	2,300	14,885
	Aucnet, Inc.	3,400	70,421
	Autobacs Seven Co. Ltd.	43,700	565,192
	Aval Data Corp.	1,000	24,567
	Avant Corp.	8,000	111,875
	Avantia Co. Ltd.	4,000	30,216
	Awa Bank Ltd.	8,100	150,882
	Axell Corp.	1,600	10,184
	Axial Retailing, Inc.	7,600	241,724
	Azbil Corp.	16,000	682,125
	Bandai Namco Holdings, Inc.	25,100	1,918,105
	Bando Chemical Industries Ltd.	8,500	65,681
	Bank of Kyoto Ltd.	10,300	463,224
	Bank of Nagoya Ltd.	2,600	55,307
	Baroque Japan Ltd.	6,000	45,593
	Base Co. Ltd.	500	21,144
	BayCurrent Consulting, Inc.	4,800	1,992,095
	Beauty Garage, Inc.	1,000	34,812
	Beenos, Inc.	6,500	189,035
	Belc Co. Ltd.	4,100	202,403
	Bell System24 Holdings, Inc.	19,100	245,388
	Belluna Co. Ltd.	19,500	136,932
	Benefit One, Inc.	28,900	1,458,484
	Benesse Holdings, Inc.	28,400	649,740
	BeNext-Yumeshin Group Co.	26,359	343,641
*	Bengo4.com, Inc.	2,300	138,313
	Bic Camera, Inc.	29,200	251,836
	BML, Inc.	10,000	351,498

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bookoff Group Holdings Ltd.	2,900	$25,056
	Bourbon Corp.	1,000	20,419
	BP Castrol KK	2,500	31,430
	Br Holdings Corp.	7,800	29,491
*	BrainPad, Inc.	1,900	91,300
	Broadband Tower, Inc.	8,200	14,861
	Broadleaf Co. Ltd.	38,700	185,768
	Broccoli Co. Ltd.	1,300	14,979
	Brother Industries Ltd.	52,700	1,018,898
	Bull-Dog Sauce Co. Ltd.	1,100	21,485
	Bunka Shutter Co. Ltd.	27,200	265,136
	Business Brain Showa-Ota, Inc.	4,200	72,139
	Business Engineering Corp.	1,200	37,076
	C Uyemura & Co. Ltd.	6,800	280,986
	CAC Holdings Corp.	5,100	72,156
	Calbee, Inc.	20,000	515,310
	Can Do Co. Ltd.	3,900	87,451
	Canare Electric Co. Ltd.	1,800	27,014
	Canon Marketing Japan, Inc.	17,700	350,643
	Canon, Inc., Sponsored ADR	14,250	318,773
	Canon, Inc.	39,900	907,301
	Capcom Co. Ltd.	33,500	901,666
*	CareerIndex, Inc.	1,700	15,311
	Careerlink Co. Ltd.	3,400	46,188
	Carenet, Inc.	13,100	143,970
	Carlit Holdings Co. Ltd.	8,500	56,776
	Carta Holdings, Inc.	3,400	73,078
	Casa, Inc.	3,100	24,771
	Casio Computer Co. Ltd.	47,500	672,177
	Cawachi Ltd.	5,100	99,479
	CDS Co. Ltd.	300	4,065
	CE Holdings Co. Ltd.	1,900	8,991
*	CellSource Co. Ltd.	1,800	101,991
	Central Automotive Products Ltd.	2,800	72,980
	Central Japan Railway Co.	8,155	1,209,717
	Central Security Patrols Co. Ltd.	3,400	81,748
	Central Sports Co. Ltd.	1,100	23,428
	Ceres, Inc.	3,700	93,097
	Charm Care Corp. KK	5,300	79,694
	Chiba Bank Ltd.	71,800	445,032
	Chieru Co. Ltd.	800	8,867
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	54,834
	Chino Corp.	3,100	38,278
	Chiyoda Co. Ltd.	6,700	44,951
*	Chiyoda Corp.	54,200	198,127
	Chiyoda Integre Co. Ltd.	2,700	51,639
	Chofu Seisakusho Co. Ltd.	5,400	97,571
	Chori Co. Ltd.	3,300	52,619
	Chubu Shiryo Co. Ltd.	5,300	50,654
	Chudenko Corp.	12,300	240,841
	Chuetsu Pulp & Paper Co. Ltd.	2,000	20,649
	Chugai Pharmaceutical Co. Ltd.	97,100	3,630,507
	Chugai Ro Co. Ltd.	3,400	52,040
	Chugoku Bank Ltd.	32,200	233,584
	Chugoku Marine Paints Ltd.	25,900	200,485
	Chuo Spring Co. Ltd.	3,700	32,084
	CI Takiron Corp.	25,600	136,527
	Citizen Watch Co. Ltd.	63,500	276,927
	CKD Corp.	15,100	299,360

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	CK-San-Etsu Co. Ltd.	900	$27,044
	Cleanup Corp.	7,400	36,102
	CMIC Holdings Co. Ltd.	4,200	54,696
	Coca-Cola Bottlers Japan Holdings, Inc.	37,500	516,059
*	COLOPL, Inc.	8,600	62,132
	Computer Engineering & Consulting Ltd.	10,700	127,391
	Computer Institute of Japan Ltd.	4,600	34,097
	COMSYS Holdings Corp.	58,521	1,449,040
	Comture Corp.	9,600	260,333
	CONEXIO Corp.	10,500	134,570
	Core Corp.	1,700	23,958
	Corona Corp., Class A	6,600	53,028
	Cosel Co. Ltd.	13,300	108,291
	Cosmos Pharmaceutical Corp.	4,300	657,114
	Cota Co. Ltd.	4,412	61,218
	CRE, Inc.	7,600	119,225
	Create Restaurants Holdings, Inc.	13,500	92,814
	Create SD Holdings Co. Ltd.	10,600	325,866
	Creek & River Co. Ltd.	8,200	141,614
	Cresco Ltd.	6,000	109,805
*	CROOZ, Inc.	4,000	42,902
	CTI Engineering Co. Ltd.	5,900	141,540
	CTS Co. Ltd.	5,700	39,823
	Cube System, Inc.	2,900	25,511
	Curves Holdings Co. Ltd.	7,400	57,654
	CyberAgent, Inc.	81,800	1,370,603
	Cyberlinks Co. Ltd.	2,900	31,986
	Cybernet Systems Co. Ltd.	7,300	40,757
*	Cyberstep, Inc.	3,400	15,276
	Cybozu, Inc.	8,400	199,297
	Dai Nippon Printing Co. Ltd.	17,100	423,654
	Dai Nippon Toryo Co. Ltd.	12,800	97,401
	Daibiru Corp.	13,900	193,429
	Daicel Corp.	109,200	817,610
	Dai-Dan Co. Ltd.	8,100	170,544
	Daido Kogyo Co. Ltd.	2,300	20,649
	Daido Steel Co. Ltd.	12,000	459,754
*	Daidoh Ltd.	5,000	7,500
	Daifuku Co. Ltd.	17,600	1,620,245
	Daihatsu Diesel Manufacturing Co. Ltd.	6,800	35,206
	Daihen Corp.	7,800	325,583
	Daiho Corp.	5,800	195,378
	Dai-Ichi Cutter Kogyo KK	2,000	24,970
	Daiichi Jitsugyo Co. Ltd.	3,000	139,544
	Daiichi Kensetsu Corp.	2,300	40,505
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	8,000	99,763
	Dai-ichi Life Holdings, Inc.	112,400	2,364,733
	Daiichi Sankyo Co. Ltd.	87,200	2,200,262
	Daiken Corp.	6,200	135,487
	Daiken Medical Co. Ltd.	1,900	9,639
	Daiki Aluminium Industry Co. Ltd.	15,900	231,427
	Daikin Industries Ltd.	18,000	3,942,265
	Daikoku Denki Co. Ltd.	2,000	21,273
	Daikokutenbussan Co. Ltd.	2,800	159,505
	Dainichi Co. Ltd.	4,100	28,372
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,200	166,429
*	Daiohs Corp.	1,000	8,969
	Daiseki Co. Ltd.	6,180	288,462
	Daishi Hokuetsu Financial Group, Inc.	8,900	199,319

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daisue Construction Co. Ltd.	3,700	$28,567
	Daito Chemix Corp.	4,700	51,124
	Daito Pharmaceutical Co. Ltd.	3,600	101,521
	Daito Trust Construction Co. Ltd.	24,300	3,012,813
	Daiwa House Industry Co. Ltd.	116,300	3,836,757
	Daiwa Industries Ltd.	13,400	149,345
	Daiwa Securities Group, Inc.	117,600	660,694
	Daiwabo Holdings Co. Ltd.	38,700	681,312
	DATA HORIZON Co. Ltd.	1,500	30,096
	Dawn Corp.	500	10,840
	DCM Holdings Co. Ltd.	49,800	485,556
	Dear Life Co. Ltd.	13,500	67,835
	Delica Foods Holdings Co. Ltd.	2,200	12,082
	DeNA Co. Ltd.	26,300	485,818
	Denka Co. Ltd.	11,100	363,404
	Densan System Holdings Co. Ltd.	3,200	72,258
	Denso Corp.	19,800	1,435,404
	Dentsu Group, Inc.	45,000	1,644,466
	Denyo Co. Ltd.	7,400	128,311
*	Descente Ltd.	6,200	235,011
	Dexerials Corp.	15,100	305,461
	Diamond Electric Holdings Co. Ltd.	1,400	26,081
	DIC Corp.	39,100	1,035,242
	Digital Arts, Inc.	4,000	326,606
	Digital Garage, Inc.	13,900	649,324
	Digital Hearts Holdings Co. Ltd.	5,000	79,559
	Digital Holdings, Inc.	7,000	107,347
	Digital Information Technologies Corp.	1,800	27,207
	Dip Corp.	14,900	534,601
	Direct Marketing MiX, Inc.	1,800	69,041
	Disco Corp.	2,200	593,115
	DKK Co. Ltd.	2,700	59,756
	DKK-Toa Corp.	1,600	11,832
	DKS Co. Ltd.	3,500	106,004
	DMG Mori Co. Ltd.	67,200	1,157,238
	DMW Corp.	300	9,349
	Doshisha Co. Ltd.	8,900	139,450
	Double Standard, Inc.	1,000	32,162
	Doutor Nichires Holdings Co. Ltd.	6,100	87,500
	Dowa Holdings Co. Ltd.	24,900	1,039,921
*	Dream Incubator, Inc.	2,800	19,618
*	Drecom Co. Ltd.	4,200	18,991
	DTS Corp.	15,200	337,268
	Duskin Co. Ltd.	15,800	380,619
	Dvx, Inc.	1,300	13,178
	DyDo Group Holdings, Inc.	3,900	185,821
	Eagle Industry Co. Ltd.	6,100	65,158
	East Japan Railway Co.	17,000	1,058,870
	EAT & Holdings Co. Ltd.	1,300	24,597
	Ebara Corp.	28,700	1,566,069
	Ebara Foods Industry, Inc.	1,900	42,246
	Ebara Jitsugyo Co. Ltd.	3,900	98,474
	Ebase Co. Ltd.	6,500	43,301
*	eBook Initiative Japan Co. Ltd.	1,600	67,017
	Eco’s Co. Ltd.	5,100	84,387
	EDION Corp.	32,300	306,549
	EF-ON, Inc.	8,900	65,138
	eGuarantee, Inc.	9,400	209,330
	E-Guardian, Inc.	3,900	107,126

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eidai Co. Ltd.	3,400	$8,708
	Eiken Chemical Co. Ltd.	6,000	100,860
	Eisai Co. Ltd.	28,700	2,033,571
	Eizo Corp.	7,000	267,707
	EJ Holdings, Inc.	5,000	54,915
	Elecom Co. Ltd.	11,000	168,251
	Elematec Corp.	8,200	81,832
	EM Systems Co. Ltd.	1,800	11,932
	Endo Lighting Corp.	4,900	45,245
	Enigmo, Inc.	8,800	83,576
	en-japan, Inc.	22,500	893,518
	Entrust, Inc.	2,900	19,748
	eRex Co. Ltd.	15,400	352,646
	ERI Holdings Co. Ltd.	800	10,649
	ES-Con Japan Ltd.	10,900	78,320
	Escrow Agent Japan, Inc.	10,000	17,848
	Eslead Corp.	3,100	45,900
	ESPEC Corp.	4,200	85,196
	Exedy Corp.	11,600	172,791
	Ezaki Glico Co. Ltd.	15,500	562,549
	F&M Co. Ltd.	3,000	52,324
	Faith, Inc.	2,300	12,967
	FALCO HOLDINGS Co. Ltd.	3,600	53,624
	FAN Communications, Inc.	18,100	71,763
	Fancl Corp.	37,100	1,124,797
	FANUC Corp.	8,900	1,758,828
	Fast Retailing Co. Ltd.	10,500	6,970,084
	FCC Co. Ltd.	13,700	189,674
*	FDK Corp.	4,100	37,014
	Felissimo Corp.	1,200	14,388
	Ferrotec Holdings Corp.	9,700	325,382
*	FFRI Security, Inc.	1,900	27,301
	Fibergate, Inc.	3,100	37,273
	Fields Corp.	3,500	15,969
	FINDEX, Inc.	5,100	42,022
	First Brothers Co. Ltd.	900	8,169
	First Juken Co. Ltd.	2,300	24,670
	Fixstars Corp.	3,700	25,215
	FJ Next Co. Ltd.	7,000	62,258
	Focus Systems Corp.	3,300	29,422
	Food & Life Cos. Ltd.	22,200	962,224
	Forum Engineering, Inc.	2,600	21,690
	Forval Corp.	1,100	11,191
	Foster Electric Co. Ltd.	6,000	42,772
	FP Corp.	25,700	872,695
	France Bed Holdings Co. Ltd.	6,300	49,917
*	FreakOut Holdings, Inc.	1,100	17,777
*	Freee KK	3,800	272,748
	Freund Corp.	800	5,883
*	Fronteo, Inc.	9,500	217,854
	Frontier Management, Inc.	700	5,658
	F-Tech, Inc.	3,400	19,025
	FTGroup Co. Ltd.	2,400	26,082
	Fudo Tetra Corp.	3,400	54,010
	Fuji Co. Ltd.	6,500	114,550
	Fuji Corp.	23,200	541,165
	Fuji Corp.	3,500	36,852
	Fuji Corp. Ltd.	11,500	69,580
	Fuji Die Co. Ltd.	1,600	9,107

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Electric Co. Ltd.	14,700	$718,795
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	42,196
	Fuji Kosan Co. Ltd.	2,800	25,925
	Fuji Media Holdings, Inc.	16,400	169,994
	Fuji Oil Co. Ltd.	14,000	33,289
	Fuji Seal International, Inc.	26,200	576,177
	Fuji Soft, Inc.	8,300	422,665
	FUJIFILM Holdings Corp.	17,700	1,367,810
	Fujikura Kasei Co. Ltd.	14,200	65,488
*	Fujikura Ltd.	98,100	529,136
	Fujimi, Inc.	1,100	69,174
	Fujimori Kogyo Co. Ltd.	7,400	304,270
	Fujishoji Co. Ltd.	2,500	20,188
	Fujitec Co. Ltd.	20,000	454,312
	Fujitsu General Ltd.	23,600	578,721
	Fujitsu Ltd.	21,800	3,767,687
	Fukuda Corp.	2,100	85,490
	Fukuda Denshi Co. Ltd.	2,200	185,297
	Fukui Computer Holdings, Inc.	2,800	101,001
	Fukushima Galilei Co. Ltd.	3,400	135,170
	Fukuyama Transporting Co. Ltd.	6,900	274,861
	FULLCAST Holdings Co. Ltd.	13,400	312,783
	Funai Soken Holdings, Inc.	13,550	376,440
	Furukawa Battery Co. Ltd.	2,000	27,921
	Furukawa Co. Ltd.	11,600	128,365
	Furukawa Electric Co. Ltd.	17,500	382,919
	Furuno Electric Co. Ltd.	9,100	97,378
	Furyu Corp.	10,100	146,489
	Fuso Chemical Co. Ltd.	7,300	336,097
	Fuso Pharmaceutical Industries Ltd.	1,300	29,007
	Futaba Corp.	8,400	57,113
	Futaba Industrial Co. Ltd.	23,800	93,177
	Future Corp.	8,100	236,902
	Fuyo General Lease Co. Ltd.	12,200	792,895
	G-7 Holdings, Inc.	9,400	171,986
	Gakkyusha Co. Ltd.	3,400	41,787
	Gecoss Corp.	5,600	42,310
	geechs, Inc.	800	10,284
	Genki Sushi Co. Ltd.	2,100	49,713
	Genky DrugStores Co. Ltd.	4,300	207,375
	Geo Holdings Corp.	13,700	145,549
	Gift, Inc.	1,000	24,763
*	giftee, Inc.	3,800	128,456
	Gig Works, Inc.	3,500	19,492
	Giken Ltd.	900	34,342
	GL Sciences, Inc.	1,000	23,978
	GLOBERIDE, Inc.	7,900	285,865
	Glory Ltd.	23,400	503,691
	GMO Financial Holdings, Inc.	17,700	135,574
	GMO GlobalSign Holdings KK	2,700	111,194
	GMO internet, Inc.	35,700	985,826
	GMO Payment Gateway, Inc.	9,100	1,152,936
*	GNI Group Ltd.	3,600	50,443
	Goldcrest Co. Ltd.	7,300	104,594
	Goldwin, Inc.	13,600	822,926
	Golf Digest Online, Inc.	5,400	61,852
	Good Com Asset Co. Ltd.	2,400	28,716
	Grace Technology, Inc.	10,200	93,357
	Grandy House Corp.	4,800	20,470

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gree, Inc.	29,400	$247,955
	gremz, Inc.	3,300	75,964
	GS Yuasa Corp.	15,700	341,783
	GSI Creos Corp.	3,600	31,268
	G-Tekt Corp.	11,100	138,383
	Gun-Ei Chemical Industry Co. Ltd.	1,700	45,378
	GungHo Online Entertainment, Inc.	22,110	414,803
	Gunma Bank Ltd.	80,600	248,835
	H.U. Group Holdings, Inc.	25,000	616,532
	H2O Retailing Corp.	35,360	282,391
	HABA Laboratories, Inc.	700	18,783
	Hachijuni Bank Ltd.	77,000	257,349
	Hagihara Industries, Inc.	4,800	63,263
	Hagoromo Foods Corp.	700	19,442
	Hakudo Co. Ltd.	2,100	53,232
	Hakuhodo DY Holdings, Inc.	82,800	1,349,938
	Hakuto Co. Ltd.	6,500	111,018
	Halows Co. Ltd.	3,900	95,809
	Hamakyorex Co. Ltd.	4,200	116,442
	Hamamatsu Photonics KK	5,800	344,244
	Hamee Corp.	1,600	17,378
	Hankyu Hanshin Holdings, Inc.	19,700	610,809
	Hanwa Co. Ltd.	22,800	684,879
	Happinet Corp.	10,200	134,306
	Hard Off Corp. Co. Ltd.	4,300	29,180
	Harima Chemicals Group, Inc.	5,900	45,210
	Harmonic Drive Systems, Inc.	4,200	190,393
	Haruyama Holdings, Inc.	2,900	14,691
	Haseko Corp.	189,600	2,468,789
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	30,459
	Hazama Ando Corp.	72,700	492,303
	Heiwa Corp.	12,600	224,671
	Heiwa Real Estate Co. Ltd.	9,900	312,553
	Heiwado Co. Ltd.	11,700	202,529
	Helios Techno Holding Co. Ltd.	4,500	12,258
*	Hennge KK	2,300	113,744
	Hibiya Engineering Ltd.	6,300	105,907
	Hikari Tsushin, Inc.	3,900	601,201
	Himacs Ltd.	1,080	11,226
	Himaraya Co. Ltd.	1,100	10,203
	Hino Motors Ltd.	74,600	705,692
	Hinokiya Group Co. Ltd.	2,000	40,342
	Hioki EE Corp.	2,200	153,661
	Hirakawa Hewtech Corp.	3,700	40,279
	Hirano Tecseed Co. Ltd.	2,700	62,676
	Hirata Corp.	2,500	152,429
	Hirose Electric Co. Ltd.	1,625	271,750
	Hirose Tusyo, Inc.	800	15,920
	Hiroshima Gas Co. Ltd.	21,200	69,736
	Hisaka Works Ltd.	6,700	49,712
	Hisamitsu Pharmaceutical Co., Inc.	12,500	426,457
	Hitachi Construction Machinery Co. Ltd.	20,200	644,500
	Hitachi Ltd.	85,100	4,903,848
	Hitachi Ltd., ADR	3,100	358,856
*	Hitachi Metals Ltd.	29,210	552,964
	Hitachi Transport System Ltd.	19,400	764,286
	Hitachi Zosen Corp.	79,700	624,922
	Hito Communications Holdings, Inc.	2,000	38,651
	Hochiki Corp.	3,700	40,636

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hodogaya Chemical Co. Ltd.	2,700	$115,064
	Hogy Medical Co. Ltd.	5,300	145,309
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,100	40,051
	Hokkaido Gas Co. Ltd.	6,500	87,057
	Hokkan Holdings Ltd.	3,800	50,566
	Hokko Chemical Industry Co. Ltd.	8,300	72,826
	Hokkoku Financial Holdings, Inc.	5,500	95,859
	Hokuetsu Corp.	50,000	330,375
	Hokuetsu Industries Co. Ltd.	9,300	79,164
	Hokuriku Electric Industry Co. Ltd.	1,800	16,365
	Hokuriku Electrical Construction Co. Ltd.	6,100	56,441
*	Honda Motor Co. Ltd., Sponsored ADR	19,456	575,508
	Honda Motor Co. Ltd.	116,100	3,433,990
	Honda Tsushin Kogyo Co. Ltd.	3,200	12,815
	H-One Co. Ltd.	6,200	40,987
	Honeys Holdings Co. Ltd.	6,200	57,257
	Hoosiers Holdings	13,800	85,132
	Horiba Ltd.	14,400	944,080
	Hoshizaki Corp.	6,700	563,409
	Hosokawa Micron Corp.	4,000	110,664
*	Hotland Co. Ltd.	5,300	63,441
	House Do Co. Ltd.	2,700	22,433
	House Foods Group, Inc.	17,700	507,845
	Howa Machinery Ltd.	1,900	13,511
*	HPC Systems, Inc.	1,000	34,875
	Hulic Co. Ltd.	87,100	837,510
	Hyakugo Bank Ltd.	50,600	146,679
	Hyakujushi Bank Ltd.	4,900	63,401
	IBJ, Inc.	8,500	81,545
	Ichibanya Co. Ltd.	2,100	84,901
	Ichigo, Inc.	117,200	350,846
	Ichiken Co. Ltd.	2,100	35,395
	Ichikoh Industries Ltd.	12,000	59,532
	Ichinen Holdings Co. Ltd.	8,600	105,509
	Icom, Inc.	3,400	72,341
	ID Holdings Corp.	4,199	34,682
	Idec Corp.	11,200	237,362
	IDOM, Inc.	30,800	210,955
	Ihara Science Corp.	1,300	24,013
	IHI Corp.	67,200	1,569,645
	Iida Group Holdings Co. Ltd.	26,220	646,441
	IJTT Co. Ltd.	3,900	20,220
	Ikegami Tsushinki Co. Ltd.	1,000	6,739
	I’ll, Inc.	3,300	49,002
*	Imagica Group, Inc.	6,500	33,179
	Imagineer Co. Ltd.	900	7,737
	Imasen Electric Industrial	700	4,359
	i-mobile Co. Ltd.	2,400	32,505
*	Impact HD, Inc.	2,500	88,065
	Imuraya Group Co. Ltd.	1,400	28,893
	Inaba Denki Sangyo Co. Ltd.	20,000	479,752
	Inaba Seisakusho Co. Ltd.	4,300	50,479
	Inageya Co. Ltd.	5,900	71,310
*	I-NE Co. Ltd.	300	11,503
	Ines Corp.	7,500	109,600
	I-Net Corp.	2,600	30,249
	Infocom Corp.	12,200	234,244
	Infomart Corp.	68,100	664,544
	Information Services International-Dentsu Ltd.	9,100	318,386

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	INFRONEER Holdings, Inc.	76,680	$635,104
	Innotech Corp.	2,000	25,109
	Insource Co. Ltd.	7,250	145,157
	Intage Holdings, Inc.	17,900	302,270
	Intelligent Wave, Inc.	3,200	16,550
	Inter Action Corp.	2,300	49,513
	Inui Global Logistics Co. Ltd.	2,200	43,651
	I-O Data Device, Inc.	5,200	41,429
	IPS, Inc.	1,600	25,441
	IR Japan Holdings Ltd.	5,500	507,213
	I’rom Group Co. Ltd.	1,500	25,888
	ISB Corp.	3,500	38,298
	Ise Chemicals Corp.	400	13,852
*	Iseki & Co. Ltd.	7,400	106,932
	Isetan Mitsukoshi Holdings Ltd.	105,040	767,942
	Ishihara Chemical Co. Ltd.	6,200	79,959
	Ishihara Sangyo Kaisha Ltd.	6,700	73,874
	Ishii Iron Works Co. Ltd.	500	13,139
*	Ishizuka Glass Co. Ltd.	700	13,248
	Isolite Insulating Products Co. Ltd.	1,800	13,998
	Isuzu Motors Ltd.	117,500	1,580,704
	Itfor, Inc.	9,900	77,286
	ITmedia, Inc.	3,800	78,297
	Ito En Ltd.	17,000	1,132,297
	Itochu Enex Co. Ltd.	35,900	316,761
	Itochu Techno-Solutions Corp.	15,800	499,110
	Itochu-Shokuhin Co. Ltd.	2,700	124,777
	Itoki Corp.	17,500	55,702
	Iwaki Co. Ltd.	3,100	27,335
	Iwasaki Electric Co. Ltd.	1,900	34,942
	Iwatani Corp.	24,000	1,417,570
	Iwatsu Electric Co. Ltd.	1,800	14,168
	Iwatsuka Confectionery Co. Ltd.	800	26,878
	Iyo Bank Ltd.	52,400	256,368
	Izumi Co. Ltd.	13,500	409,303
	J Front Retailing Co. Ltd.	49,000	454,177
	JAC Recruitment Co. Ltd.	10,500	206,015
	Jaccs Co. Ltd.	8,900	237,366
	Jafco Group Co. Ltd.	11,300	715,936
*	Jalux, Inc.	2,500	37,464
*	Jamco Corp.	3,400	29,403
	Janome Sewing Machine Co. Ltd.	3,900	25,311
*	Japan Airport Terminal Co. Ltd.	5,100	252,998
*	Japan Animal Referral Medical Center Co. Ltd.	600	9,274
*	Japan Asset Marketing Co. Ltd.	39,200	36,102
	Japan Aviation Electronics Industry Ltd.	11,500	190,679
	Japan Best Rescue System Co. Ltd.	6,900	69,621
*	Japan Cash Machine Co. Ltd.	3,800	28,595
*	Japan Display, Inc.	48,200	14,428
	Japan Electronic Materials Corp.	2,800	47,267
	Japan Elevator Service Holdings Co. Ltd.	17,100	370,571
	Japan Exchange Group, Inc.	100,200	2,372,541
	Japan Foundation Engineering Co. Ltd.	11,300	50,400
*	Japan Hospice Holdings, Inc.	600	10,520
	Japan Investment Adviser Co. Ltd.	4,100	44,835
	Japan Lifeline Co. Ltd.	24,300	261,665
	Japan Material Co. Ltd.	17,200	239,186
	Japan Medical Dynamic Marketing, Inc.	4,600	88,423
	Japan Post Insurance Co. Ltd.	28,000	454,291

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Property Management Center Co. Ltd.	2,800	$28,406
	Japan Pulp & Paper Co. Ltd.	4,300	145,058
	Japan Pure Chemical Co. Ltd.	1,400	34,590
	Japan Securities Finance Co. Ltd.	37,700	287,802
	Japan Steel Works Ltd.	11,400	334,901
	Japan System Techniques Co. Ltd.	600	11,717
	Japan Wool Textile Co. Ltd.	18,700	149,345
	Jastec Co. Ltd.	2,900	33,138
	JCR Pharmaceuticals Co. Ltd.	22,300	547,306
	JCU Corp.	11,700	469,925
	JDC Corp.	13,400	70,323
	Jeol Ltd.	11,700	886,723
	JFE Systems, Inc.	1,600	27,113
	JGC Holdings Corp.	84,500	794,073
*	JIG-SAW, Inc.	300	20,642
*	Jimoty, Inc.	500	19,148
	JINS Holdings, Inc.	3,800	240,260
	JK Holdings Co. Ltd.	4,400	33,421
	JM Holdings Co. Ltd.	5,400	88,638
*	JMDC, Inc.	6,900	518,742
	JNS Holdings, Inc.	1,700	7,688
*	Joban Kosan Co. Ltd.	1,000	12,715
	Joshin Denki Co. Ltd.	6,400	133,212
	Joyful Honda Co. Ltd.	14,600	200,796
	JP-Holdings, Inc.	25,000	55,681
	JSB Co. Ltd.	600	15,148
	JSP Corp.	7,700	103,615
	JSR Corp.	21,700	787,049
	JTEKT Corp.	45,600	403,634
	Juki Corp.	10,400	77,639
	Juroku Financial Group, Inc.	6,900	125,318
	Justsystems Corp.	11,300	584,055
	JVCKenwood Corp.	71,120	122,698
	K&O Energy Group, Inc.	7,600	108,905
	Kadokawa Corp.	10,802	570,331
	Kadoya Sesame Mills, Inc.	500	17,688
	Kagome Co. Ltd.	15,200	385,712
	Kajima Corp.	190,001	2,339,442
	Kakaku.com, Inc.	25,800	856,171
	Kaken Pharmaceutical Co. Ltd.	10,600	418,104
	Kamakura Shinsho Ltd.	6,300	50,901
	Kamigumi Co. Ltd.	31,100	626,197
	Kanaden Corp.	7,800	70,276
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	45,954
	Kanamic Network Co. Ltd.	7,600	40,468
	Kanamoto Co. Ltd.	12,500	267,760
	Kandenko Co. Ltd.	42,800	331,778
	Kaneka Corp.	17,600	674,941
	Kaneko Seeds Co. Ltd.	2,800	36,952
	Kanematsu Corp.	31,900	370,461
	Kanematsu Electronics Ltd.	4,500	146,976
	Kanemi Co. Ltd.	1,000	24,830
	Kansai Paint Co. Ltd.	21,700	502,485
	Kansai Super Market Ltd.	5,300	86,154
	Kanto Denka Kogyo Co. Ltd.	7,200	66,227
	Kao Corp.	46,200	2,613,443
*	Kasai Kogyo Co. Ltd.	9,100	26,927
	Katakura Industries Co. Ltd.	9,000	136,819
	Katitas Co. Ltd.	22,300	814,257

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kato Sangyo Co. Ltd.	11,000	$310,141
	Kato Works Co. Ltd.	3,900	28,749
	Kawada Technologies, Inc.	900	31,117
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,100	64,741
	Kawasaki Heavy Industries Ltd.	64,900	1,316,979
	KDDI Corp.	310,400	9,492,027
	KeePer Technical Laboratory Co. Ltd.	6,600	190,324
	Keihan Holdings Co. Ltd.	15,200	399,860
	Keihanshin Building Co. Ltd.	4,500	56,218
	Keikyu Corp.	71,100	802,464
	Keio Corp.	11,600	585,541
	Keisei Electric Railway Co. Ltd.	11,000	353,989
	KEIWA, Inc.	300	12,395
	Keiyo Bank Ltd.	23,400	91,143
	Keiyo Co. Ltd.	15,600	113,613
	Kewpie Corp.	42,300	927,823
	Keyence Corp.	13,200	7,967,714
	KFC Ltd.	1,100	19,326
	KH Neochem Co. Ltd.	11,500	295,559
	Kikkoman Corp.	21,000	1,717,591
	Kimoto Co. Ltd.	12,900	26,321
	Kimura Chemical Plants Co. Ltd.	4,600	30,800
	Kinden Corp.	36,200	594,064
	King Jim Co. Ltd.	2,700	20,696
*	Kintetsu Department Store Co. Ltd.	2,300	51,451
*	Kintetsu Group Holdings Co. Ltd.	12,700	399,771
	Kintetsu World Express, Inc.	25,600	614,826
	Kirin Holdings Co. Ltd.	86,400	1,503,865
	Kissei Pharmaceutical Co. Ltd.	5,800	116,019
	Kitagawa Corp.	1,700	23,336
	Kitano Construction Corp.	1,200	22,782
	Kitanotatsujin Corp.	43,000	156,652
	Kito Corp.	11,000	152,428
	Kitz Corp.	23,100	154,535
	Kiyo Bank Ltd.	13,900	182,536
*	KLab, Inc.	14,700	81,964
	Koa Shoji Holdings Co. Ltd.	1,600	9,362
	Koatsu Gas Kogyo Co. Ltd.	9,600	64,740
	Kobayashi Pharmaceutical Co. Ltd.	6,700	536,442
	Kobe Bussan Co. Ltd.	27,000	930,060
*	Kobe Electric Railway Co. Ltd.	900	27,176
*	Kobelco Eco-Solutions Co. Ltd.	900	25,430
	Koei Chemical Co. Ltd.	500	11,292
	Koei Tecmo Holdings Co. Ltd.	7,800	363,076
	Kohnan Shoji Co. Ltd.	10,700	334,625
	Kohsoku Corp.	6,000	85,051
	Koito Manufacturing Co. Ltd.	20,500	1,163,132
	Kojima Co. Ltd.	11,500	59,221
	Kokusai Co. Ltd.	1,500	8,960
	Kokusai Pulp & Paper Co. Ltd.	9,600	31,262
	Kokuyo Co. Ltd.	39,000	593,536
	KOMAIHALTEC, Inc.	1,200	17,214
	Komatsu Ltd.	84,100	2,202,688
	Komatsu Matere Co. Ltd.	11,300	90,421
	Komatsu Wall Industry Co. Ltd.	1,100	18,746
	KOMEDA Holdings Co. Ltd.	11,400	206,765
	Komehyo Holdings Co. Ltd.	2,000	32,752
	Komeri Co. Ltd.	9,100	210,149
	Komori Corp.	18,200	118,877

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Konaka Co. Ltd.	8,100	$23,614
	Konami Holdings Corp.	12,000	660,367
	Kondotec, Inc.	2,500	21,447
	Konica Minolta, Inc.	103,500	512,293
	Konishi Co. Ltd.	18,800	292,415
	Konoike Transport Co. Ltd.	6,500	71,147
	Konoshima Chemical Co. Ltd.	2,400	61,638
*	Kosaido Co. Ltd.	3,800	33,096
	Kose Corp.	4,500	522,566
	Kozo Keikaku Engineering, Inc.	1,300	29,592
	Krosaki Harima Corp.	1,800	74,507
	KRS Corp.	1,000	17,425
	K’s Holdings Corp.	77,676	801,827
	KU Holdings Co. Ltd.	5,300	49,703
	Kubota Corp.	91,700	1,953,485
	Kumagai Gumi Co. Ltd.	14,600	361,371
	Kumiai Chemical Industry Co. Ltd.	15,600	116,328
	Kunimine Industries Co. Ltd.	3,100	30,491
	Kurabo Industries Ltd.	6,400	106,630
	Kuraray Co. Ltd.	50,900	460,597
	Kureha Corp.	6,500	422,421
	Kurimoto Ltd.	4,300	61,431
	Kurita Water Industries Ltd.	18,300	903,865
	Kuriyama Holdings Corp.	8,000	69,849
	Kusuri no Aoki Holdings Co. Ltd.	7,100	472,615
	KYB Corp.	7,600	203,382
	Kyocera Corp.	21,000	1,229,486
	Kyodo Printing Co. Ltd.	2,100	48,349
	Kyokuto Boeki Kaisha Ltd.	2,500	57,196
	Kyokuto Kaihatsu Kogyo Co. Ltd.	14,400	196,803
	Kyokuyo Co. Ltd.	4,700	125,986
	KYORIN Holdings, Inc.	15,900	244,238
	Kyoritsu Printing Co. Ltd.	3,900	5,798
	Kyosan Electric Manufacturing Co. Ltd.	21,800	91,726
	Kyowa Electronic Instruments Co. Ltd.	3,500	12,510
	Kyowa Exeo Corp.	56,600	1,308,257
	Kyowa Leather Cloth Co. Ltd.	6,600	39,590
	Kyudenko Corp.	16,100	510,694
	Kyushu Financial Group, Inc.	80,140	269,877
	Kyushu Leasing Service Co. Ltd.	2,100	11,156
	Kyushu Railway Co.	25,000	559,614
	LAC Co. Ltd.	5,200	36,395
*	Laox Co. Ltd.	13,500	22,177
	Lasertec Corp.	13,400	2,906,669
	Lawson, Inc.	36,400	1,760,289
	Legs Co. Ltd.	1,500	21,449
	Life Corp.	7,000	229,770
*	LIFULL Co. Ltd.	17,600	55,232
	LIKE, Inc.	3,700	57,723
	Linical Co. Ltd.	2,500	17,618
	Link & Motivation, Inc.	13,000	137,352
	Lintec Corp.	26,600	593,804
	Lion Corp.	47,700	794,414
	Lixil Corp.	29,300	752,713
	Loadstar Capital KK	1,200	9,627
	Locondo, Inc.	2,200	25,580
	Look Holdings, Inc.	1,900	23,079
*	M&A Capital Partners Co. Ltd.	4,900	276,383
	M3, Inc.	76,000	4,478,702

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mabuchi Motor Co. Ltd.	11,100	$382,709
	Macnica Fuji Electronics Holdings, Inc.	25,000	587,741
	Macromill, Inc.	16,900	119,103
	Maeda Kosen Co. Ltd.	6,900	200,135
	Maezawa Industries, Inc.	4,100	23,902
	Maezawa Kasei Industries Co. Ltd.	2,600	29,418
	Maezawa Kyuso Industries Co. Ltd.	7,400	69,036
	Mainichi Comnet Co. Ltd.	3,000	20,302
	Makino Milling Machine Co. Ltd.	10,100	363,379
	Makita Corp.	21,000	974,650
*	Management Solutions Co. Ltd.	1,700	50,864
	Mandom Corp.	8,800	127,924
	Mani, Inc.	13,500	230,128
	MarkLines Co. Ltd.	3,900	110,453
	Maruha Nichiro Corp.	19,100	430,910
	Marui Group Co. Ltd.	36,900	724,115
	MARUKA FURUSATO Corp.	8,141	143,713
	Marumae Co. Ltd.	1,800	34,987
	Marusan Securities Co. Ltd.	20,300	106,980
	Maruwa Unyu Kikan Co. Ltd.	7,200	100,833
	Maruyama Manufacturing Co., Inc.	700	9,378
	Maruzen CHI Holdings Co. Ltd.	9,400	30,881
	Maruzen Co. Ltd.	3,300	64,305
	Maruzen Showa Unyu Co. Ltd.	2,800	85,510
	Marvelous, Inc.	12,200	77,445
	Matching Service Japan Co. Ltd.	800	7,030
	Matsui Construction Co. Ltd.	6,700	43,654
	Matsui Securities Co. Ltd.	56,800	407,485
	Matsumotokiyoshi Holdings Co. Ltd.	31,620	1,402,015
	Matsuyafoods Holdings Co. Ltd.	1,700	54,371
	Max Co. Ltd.	10,000	159,262
	Maxell Holdings Ltd.	11,600	139,586
	Maxvalu Nishinihon Co. Ltd.	2,200	35,972
	Maxvalu Tokai Co. Ltd.	3,500	80,188
*	Mazda Motor Corp.	149,900	1,348,241
	McDonald’s Holdings Co. Japan Ltd.	6,900	308,372
	MCJ Co. Ltd.	20,000	225,173
	Mebuki Financial Group, Inc.	202,700	415,031
	MEC Co. Ltd.	9,900	272,659
	Media Do Co. Ltd.	3,200	120,238
	Medical Data Vision Co. Ltd.	11,200	144,488
	Medical System Network Co. Ltd.	14,700	95,328
	Medikit Co. Ltd.	400	9,965
	Medipal Holdings Corp.	85,400	1,545,076
	Medius Holdings Co. Ltd.	6,200	48,552
*	MedPeer, Inc.	7,900	237,380
	Megmilk Snow Brand Co. Ltd.	17,500	338,623
	Meidensha Corp.	13,500	284,166
	Meiho Facility Works Ltd.	2,400	19,267
	Meiji Electric Industries Co. Ltd.	2,500	29,408
	MEIJI Holdings Co. Ltd.	33,100	2,088,899
	Meisei Industrial Co. Ltd.	12,600	75,085
	Meitec Corp.	17,000	1,022,508
	Meiwa Corp.	9,600	69,580
	Meiwa Estate Co. Ltd.	4,200	22,694
	Melco Holdings, Inc.	1,100	45,460
	Members Co. Ltd.	2,600	79,084
	Menicon Co. Ltd.	15,400	578,181
*	Mercari, Inc.	6,500	351,711

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mercuria Holdings Co. Ltd.	900	$5,842
	MetaReal Corp.	600	5,929
	METAWATER Co. Ltd.	5,400	91,372
	Michinoku Bank Ltd.	3,100	23,814
	Micronics Japan Co. Ltd.	6,300	83,414
	Midac Holdings Co. Ltd.	1,000	47,548
	Mikuni Corp.	1,500	4,147
	Milbon Co. Ltd.	11,300	676,576
	Mimaki Engineering Co. Ltd.	4,800	39,256
	Minebea Mitsumi, Inc.	57,200	1,448,134
	Ministop Co. Ltd.	2,900	35,347
	Minkabu The Infonoid, Inc.	1,300	38,984
	Mipox Corp.	3,100	31,878
	Mirai Industry Co. Ltd.	2,400	35,701
*	Mirainovate Co. Ltd.	19,730	39,322
	Mirait Holdings Corp.	45,100	867,395
	Miroku Jyoho Service Co. Ltd.	8,400	132,624
	MISUMI Group, Inc.	35,200	1,472,195
	Mitani Corp.	11,200	173,354
	Mitani Sangyo Co. Ltd.	8,700	29,138
	Mitani Sekisan Co. Ltd.	800	50,763
*	Mitsuba Corp.	8,400	46,968
	Mitsubishi Chemical Holdings Corp.	426,400	3,529,493
	Mitsubishi Electric Corp.	162,100	2,176,911
	Mitsubishi Estate Co. Ltd.	100,800	1,531,856
	Mitsubishi Gas Chemical Co., Inc.	24,800	499,131
	Mitsubishi HC Capital, Inc.	328,090	1,645,109
	Mitsubishi Heavy Industries Ltd.	117,200	2,997,139
	Mitsubishi Kakoki Kaisha Ltd.	1,500	30,926
	Mitsubishi Logisnext Co. Ltd.	22,300	205,078
	Mitsubishi Logistics Corp.	19,599	547,311
*	Mitsubishi Motors Corp.	209,500	670,509
*	Mitsubishi Paper Mills Ltd.	2,600	8,208
	Mitsubishi Pencil Co. Ltd.	11,500	137,971
	Mitsubishi Research Institute, Inc.	2,800	104,579
	Mitsubishi Shokuhin Co. Ltd.	7,900	203,365
	Mitsubishi UFJ Financial Group, Inc.	1,412,600	7,745,984
	Mitsuboshi Belting Ltd.	5,600	99,534
	Mitsui Chemicals, Inc.	62,800	1,867,284
	Mitsui DM Sugar Holdings Co. Ltd.	2,300	40,871
*	Mitsui E&S Holdings Co. Ltd.	27,800	141,774
	Mitsui Fudosan Co. Ltd.	135,700	3,102,623
	Mitsui Mining & Smelting Co. Ltd.	24,400	700,162
	Mitsui-Soko Holdings Co. Ltd.	4,800	96,275
	Mitsuuroko Group Holdings Co. Ltd.	11,100	132,823
	Miura Co. Ltd.	9,400	361,575
	Mixi, Inc.	18,100	414,749
	Miyaji Engineering Group, Inc.	1,000	23,477
	Mizuho Financial Group, Inc.	37,172	490,588
	Mizuho Financial Group, Inc., ADR	8,184	21,360
	Mizuho Leasing Co. Ltd.	11,100	342,954
	Mizuho Medy Co. Ltd.	700	16,173
	Mizuno Corp.	8,300	193,168
*	Mobile Factory, Inc.	900	8,629
	Mochida Pharmaceutical Co. Ltd.	6,500	189,549
	Modec, Inc.	12,300	211,561
	Monex Group, Inc.	73,900	481,232
*	Money Forward, Inc.	4,400	298,993
	Money Partners Group Co. Ltd.	3,000	6,471

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Monogatari Corp.	2,400	$149,506
	MonotaRO Co. Ltd.	45,800	1,043,863
	MORESCO Corp.	1,000	10,527
	Morinaga & Co. Ltd.	15,900	561,886
	Morinaga Milk Industry Co. Ltd.	10,300	603,629
	Moriroku Holdings Co. Ltd.	1,200	20,596
	Morita Holdings Corp.	11,400	143,433
	Morito Co. Ltd.	5,400	32,347
	Morningstar Japan KK	5,200	23,691
	Morozoff Ltd.	300	14,075
	Mortgage Service Japan Ltd.	2,000	18,646
	MRK Holdings, Inc.	11,100	13,163
	MrMax Holdings Ltd.	11,600	60,574
	MS&AD Insurance Group Holdings, Inc.	50,952	1,646,124
	MTG Co. Ltd.	2,000	26,997
	MTI Ltd.	8,900	57,004
	Mugen Estate Co. Ltd.	5,700	24,559
	m-up Holdings, Inc.	3,300	112,826
	Murakami Corp.	1,300	29,628
*	Mynet, Inc.	1,700	10,186
	Nabtesco Corp.	34,400	1,116,403
	NAC Co. Ltd.	5,200	44,798
	Nachi-Fujikoshi Corp.	3,500	132,581
	Nafco Co. Ltd.	5,300	80,170
	Nagaileben Co. Ltd.	4,700	96,601
	Nagano Keiki Co. Ltd.	4,600	53,064
	Nagase & Co. Ltd.	51,800	876,755
	Nagatanien Holdings Co. Ltd.	4,200	76,905
	Nagawa Co. Ltd.	1,600	151,400
*	Nagoya Railroad Co. Ltd.	59,300	979,797
	Naigai Tec Corp.	800	20,264
	Nakabayashi Co. Ltd.	10,000	50,287
	Nakamoto Packs Co. Ltd.	1,600	24,458
	Nakamuraya Co. Ltd.	600	19,729
	Nakanishi, Inc.	15,000	347,928
	Nakano Corp.	6,500	19,521
	Nakayamafuku Co. Ltd.	4,800	17,076
*	Namura Shipbuilding Co. Ltd.	16,000	33,561
	Nankai Electric Railway Co. Ltd.	17,100	339,379
	Nanyo Corp.	600	10,611
	Nasu Denki Tekko Co. Ltd.	500	45,625
	Natori Co. Ltd.	2,000	33,967
	NEC Capital Solutions Ltd.	5,300	95,584
	NEC Corp.	53,500	2,739,307
	NEC Networks & System Integration Corp.	42,900	690,281
	NEOJAPAN, Inc.	1,400	16,149
	NET One Systems Co. Ltd.	40,900	1,341,249
	New Art Holdings Co. Ltd.	1,600	17,451
	New Cosmos Electric Co. Ltd.	200	3,494
	Nexon Co. Ltd.	34,200	582,123
	Nextage Co. Ltd.	17,300	317,053
*	NexTone, Inc.	1,300	42,170
	NF Holdings Corp.	1,100	14,115
	NGK Spark Plug Co. Ltd.	39,700	634,207
	NHK Spring Co. Ltd.	78,600	592,941
	Nicca Chemical Co. Ltd.	3,100	25,845
	Nice Corp.	2,600	43,297
	Nichias Corp.	12,000	293,820
	Nichiban Co. Ltd.	2,300	37,404

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichiden Corp.	6,300	$126,756
	Nichiha Corp.	5,600	160,982
	Nichi-iko Pharmaceutical Co. Ltd.	12,500	94,897
	Nichirei Corp.	33,500	815,907
	Nichireki Co. Ltd.	5,000	59,331
	Nichirin Co. Ltd.	4,930	78,962
	Nidec Corp.	50,900	5,637,574
	Nidec Corp., Sponsored ADR	10,600	293,726
	Nifco, Inc.	55,600	1,773,613
	Nihon Chouzai Co. Ltd.	4,500	64,845
	Nihon Dengi Co. Ltd.	2,200	74,704
	Nihon Flush Co. Ltd.	4,100	38,905
	Nihon House Holdings Co. Ltd.	14,000	47,026
	Nihon Kagaku Sangyo Co. Ltd.	6,200	74,183
	Nihon Kohden Corp.	50,900	1,619,600
	Nihon M&A Center, Inc.	61,100	1,876,038
	Nihon Nohyaku Co. Ltd.	14,300	67,224
	Nihon Parkerizing Co. Ltd.	38,300	382,132
	Nihon Tokushu Toryo Co. Ltd.	2,700	23,713
	Nihon Trim Co. Ltd.	400	12,258
	Nihon Unisys Ltd.	42,800	1,202,542
	Nihon Yamamura Glass Co. Ltd.	3,300	25,226
	Niitaka Co. Ltd.	1,100	21,814
	Nikkato Corp.	1,500	10,408
	Nikkiso Co. Ltd.	21,800	193,040
	Nikko Co. Ltd.	11,500	66,805
	Nikkon Holdings Co. Ltd.	14,000	273,522
	Nikon Corp.	53,500	589,878
	Nintendo Co. Ltd.	27,300	12,057,234
	Nippi, Inc.	600	19,709
	Nippn Corp.	13,000	186,273
	Nippo Corp.	11,000	389,135
	Nippon Air Conditioning Services Co. Ltd.	4,500	31,208
	Nippon Aqua Co. Ltd.	2,000	10,153
*	Nippon Avionics Co. Ltd.	600	14,422
	Nippon Carbide Industries Co., Inc.	2,900	35,132
	Nippon Chemical Industrial Co. Ltd.	2,700	69,465
	Nippon Chemiphar Co. Ltd.	500	9,532
	Nippon Commercial Development Co. Ltd.	6,900	104,803
	Nippon Densetsu Kogyo Co. Ltd.	14,100	217,336
	Nippon Dry-Chemical Co. Ltd.	2,100	37,635
	Nippon Express Co. Ltd.	23,400	1,464,711
	Nippon Felt Co. Ltd.	2,900	11,314
	Nippon Filcon Co. Ltd.	3,100	14,899
	Nippon Fine Chemical Co. Ltd.	5,800	109,129
	Nippon Gas Co. Ltd.	54,500	675,996
	Nippon Kanzai Co. Ltd.	4,500	109,273
	Nippon Kayaku Co. Ltd.	62,200	655,095
	Nippon Koei Co. Ltd.	4,400	133,636
	Nippon Light Metal Holdings Co. Ltd.	27,460	455,761
	Nippon Paint Holdings Co. Ltd.	77,500	829,237
	Nippon Paper Industries Co. Ltd.	11,200	114,803
	Nippon Parking Development Co. Ltd.	53,600	67,739
	Nippon Pillar Packing Co. Ltd.	12,000	292,917
	Nippon Rietec Co. Ltd.	6,100	84,920
	Nippon Road Co. Ltd.	1,400	101,273
	Nippon Sanso Holdings Corp.	12,200	288,025
	Nippon Seiki Co. Ltd.	17,300	174,049
	Nippon Seisen Co. Ltd.	1,200	49,453

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo Ltd.	3,700	$68,262
	Nippon Shinyaku Co. Ltd.	13,200	1,057,536
	Nippon Shokubai Co. Ltd.	8,300	433,631
	Nippon Signal Co. Ltd.	12,900	111,552
	Nippon Soda Co. Ltd.	10,500	315,480
	Nippon Steel Trading Corp.	6,300	284,885
	Nippon Suisan Kaisha Ltd.	98,700	560,942
	Nippon Systemware Co. Ltd.	2,600	57,023
	Nippon Telegraph & Telephone Corp.	129,700	3,634,056
	Nippon Thompson Co. Ltd.	19,900	102,388
	Nipro Corp.	56,900	578,199
	Nishimatsu Construction Co. Ltd.	20,800	599,980
	Nishimatsuya Chain Co. Ltd.	15,100	192,665
	Nishimoto Co. Ltd.	2,100	78,432
	Nishi-Nippon Financial Holdings, Inc.	28,400	165,599
	Nishi-Nippon Railroad Co. Ltd.	10,900	268,503
	Nishio Rent All Co. Ltd.	7,600	187,932
	Nissan Chemical Corp.	31,600	1,758,813
*	Nissan Motor Co. Ltd.	174,500	888,180
	Nissan Shatai Co. Ltd.	24,900	176,606
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	11,596
	Nissei ASB Machine Co. Ltd.	3,200	104,458
	Nissei Plastic Industrial Co. Ltd.	5,900	56,355
	Nisshin Group Holdings Co. Ltd.	17,100	76,471
	Nisshin Oillio Group Ltd.	10,100	267,732
	Nisshin Seifun Group, Inc.	51,880	819,217
	Nisshinbo Holdings, Inc.	33,204	256,286
	Nissin Corp.	6,100	86,701
	Nissin Electric Co. Ltd.	10,200	126,410
	Nisso Corp.	4,200	26,625
	Nissui Pharmaceutical Co. Ltd.	3,800	32,441
	Nitori Holdings Co. Ltd.	7,900	1,451,313
	Nitta Corp.	4,600	105,456
	Nitta Gelatin, Inc.	5,200	28,376
	Nitto Boseki Co. Ltd.	2,700	86,542
	Nitto Denko Corp.	33,600	2,625,508
	Nitto Kogyo Corp.	10,100	150,282
	Nitto Kohki Co. Ltd.	4,900	81,414
	Nitto Seiko Co. Ltd.	8,700	50,081
	Nittoc Construction Co. Ltd.	6,500	40,021
	NJS Co. Ltd.	3,300	58,183
	Noevir Holdings Co. Ltd.	6,100	298,381
	NOF Corp.	18,600	933,470
	Nohmi Bosai Ltd.	4,900	89,876
	Nojima Corp.	15,400	337,738
	Nomura Co. Ltd.	18,900	186,343
	Nomura Holdings, Inc.	411,000	1,957,394
	Nomura Holdings, Inc., Sponsored ADR	22,606	104,214
	Nomura Micro Science Co. Ltd.	2,200	94,512
	Nomura Real Estate Holdings, Inc.	49,200	1,199,465
	Nomura Research Institute Ltd.	45,466	1,820,188
	Noritake Co. Ltd.	2,200	96,194
	Noritsu Koki Co. Ltd.	7,400	153,901
	Noritz Corp.	10,700	171,674
	NPC, Inc.	2,000	12,231
	NS Solutions Corp.	11,500	386,553
	NS Tool Co. Ltd.	3,800	50,924
	NSD Co. Ltd.	27,500	523,999
	NSK Ltd.	65,300	438,780

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	NTN Corp.	106,000	$229,864
	NTT Data Corp.	101,000	2,026,142
	Obara Group, Inc.	3,300	105,829
	Obayashi Corp.	255,800	2,159,524
	OBIC Business Consultants Co. Ltd.	4,800	236,953
	Obic Co. Ltd.	12,100	2,237,576
	Ocean System Corp.	1,000	9,192
	Ochi Holdings Co. Ltd.	800	8,882
	Odakyu Electric Railway Co. Ltd.	20,700	448,764
	Oenon Holdings, Inc.	11,900	39,468
	Ogaki Kyoritsu Bank Ltd.	8,000	132,944
	Ohashi Technica, Inc.	2,500	32,053
	Ohba Co. Ltd.	3,000	21,410
	Ohki Healthcare Holdings Co. Ltd.	2,800	22,297
	Ohmoto Gumi Co. Ltd.	100	5,074
	Ohsho Food Service Corp.	1,700	89,271
	Oiles Corp.	5,300	78,747
*	Oisix ra daichi, Inc.	8,100	339,258
	Oji Holdings Corp.	111,600	553,172
	Okabe Co. Ltd.	12,800	76,878
	Okamoto Industries, Inc.	3,700	129,840
	Okamoto Machine Tool Works Ltd.	800	33,596
	Okamura Corp.	20,900	275,815
	Okasan Securities Group, Inc.	58,100	198,721
	Oki Electric Industry Co. Ltd.	32,200	264,495
	Okinawa Cellular Telephone Co.	4,500	202,753
	Okinawa Financial Group, Inc.	4,980	109,477
	OKUMA Corp.	9,300	443,132
	Okumura Corp.	13,200	340,883
	Okura Industrial Co. Ltd.	3,400	62,869
	Okuwa Co. Ltd.	9,400	90,308
	Olba Healthcare Holdings, Inc.	800	11,381
	Olympic Group Corp.	2,900	18,268
	Olympus Corp.	163,500	3,541,908
	Omron Corp.	8,700	832,021
	Onamba Co. Ltd.	2,300	13,585
	Ono Pharmaceutical Co. Ltd.	53,300	1,118,326
	Onoken Co. Ltd.	6,400	94,523
	Onward Holdings Co. Ltd.	40,800	120,669
	Open House Co. Ltd.	41,700	2,659,336
	Optex Group Co. Ltd.	4,600	58,590
*	Optim Corp.	7,000	110,065
	Optorun Co. Ltd.	6,500	131,761
	Oracle Corp.	6,400	605,596
	Orchestra Holdings, Inc.	900	36,075
	Organo Corp.	2,400	152,467
	Oricon, Inc.	2,500	22,081
	Orient Corp.	225,200	309,050
	Oriental Consultants Holdings Co. Ltd.	2,100	60,717
	Oriental Land Co. Ltd.	6,200	979,226
*	Oriental Shiraishi Corp.	40,000	94,419
	Origin Co. Ltd.	1,200	13,553
	Oro Co. Ltd.	2,200	72,820
	Osaka Gas Co. Ltd.	46,600	751,098
	Osaka Organic Chemical Industry Ltd.	6,400	191,781
	Osaka Soda Co. Ltd.	2,800	71,157
*	OSAKA Titanium Technologies Co. Ltd.	2,800	19,249
	Osaki Electric Co. Ltd.	9,400	46,341
	OSG Corp.	22,200	369,340

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Otsuka Corp.	33,700	$1,659,945
	OUG Holdings, Inc.	1,000	24,485
	Outsourcing, Inc.	67,000	1,285,284
	Oyo Corp.	8,700	133,320
	Ozu Corp.	1,500	25,304
	Pacific Industrial Co. Ltd.	8,800	89,633
	Pacific Metals Co. Ltd.	6,000	108,755
	Pack Corp.	8,400	223,163
	PAL GROUP Holdings Co. Ltd.	5,900	85,334
	PALTAC Corp.	14,000	619,917
	Pan Pacific International Holdings Corp.	78,700	1,652,455
	Panasonic Corp.	339,600	4,199,501
	Panasonic Corp., Sponsored ADR	24,160	299,826
	PAPYLESS Co. Ltd.	3,100	37,522
	Paraca, Inc.	900	12,732
	Paramount Bed Holdings Co. Ltd.	9,600	179,127
*	Park24 Co. Ltd.	50,200	768,952
	Parker Corp.	5,500	24,594
	Pasco Corp.	2,100	27,945
	Pasona Group, Inc.	16,600	463,567
	PC Depot Corp.	11,820	47,609
	PCA Corp.	1,800	27,336
	PCI Holdings, Inc.	2,900	26,936
	Pegasus Sewing Machine Manufacturing Co. Ltd.	7,900	31,874
	Penta-Ocean Construction Co. Ltd.	118,000	813,130
	People Dreams & Technologies Group Co. Ltd.	3,600	62,007
*	PeptiDream, Inc.	36,300	877,451
	Persol Holdings Co. Ltd.	127,600	3,429,715
	Pietro Co. Ltd.	700	10,875
	Pilot Corp.	11,100	407,080
	Pipedo HD, Inc.	1,400	39,235
	Plenus Co. Ltd.	3,900	66,392
	Pola Orbis Holdings, Inc.	28,600	610,660
	Poletowin Pitcrew Holdings, Inc.	14,300	128,939
*	PR Times, Inc.	700	22,519
	Precision System Science Co. Ltd.	3,800	20,001
	Premium Group Co. Ltd.	3,300	90,288
	Press Kogyo Co. Ltd.	20,000	58,275
	Pressance Corp.	10,600	175,684
	Prestige International, Inc.	38,600	264,692
	Pronexus, Inc.	4,500	41,958
	Property Agent, Inc.	1,200	29,063
*	Prored Partners Co. Ltd.	1,300	15,023
	Pro-Ship, Inc.	5,300	76,052
	Proto Corp.	8,500	104,983
	PS Mitsubishi Construction Co. Ltd.	11,100	64,444
	Punch Industry Co. Ltd.	8,400	42,904
*	QB Net Holdings Co. Ltd.	3,500	58,836
	Qol Holdings Co. Ltd.	10,300	153,006
	Quick Co. Ltd.	7,200	90,884
	Raccoon Holdings, Inc.	4,000	55,979
	Raito Kogyo Co. Ltd.	15,900	282,737
	Raiznext Corp.	11,000	118,892
	Rakus Co. Ltd.	27,700	877,935
	Rakuten Group, Inc.	95,300	1,043,347
	RareJob, Inc.	1,100	12,029
	Rasa Corp.	2,500	20,726
	Rasa Industries Ltd.	4,100	67,131
	Raysum Co. Ltd.	7,500	47,465

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Recruit Holdings Co. Ltd.	326,200	$21,698,497
	Relia, Inc.	16,800	172,155
	Relo Group, Inc.	50,400	1,048,313
	Rengo Co. Ltd.	82,500	625,608
*	RENOVA, Inc.	20,900	919,409
	Retail Partners Co. Ltd.	7,900	82,583
	Rheon Automatic Machinery Co. Ltd.	3,700	43,992
	Rhythm Co. Ltd.	900	11,048
	Ricoh Co. Ltd.	68,700	668,989
	Ricoh Leasing Co. Ltd.	9,300	294,856
	Ride On Express Holdings Co. Ltd.	3,000	37,482
*	Right On Co. Ltd.	4,800	30,177
	Riken Keiki Co. Ltd.	3,400	94,344
	Riken Technos Corp.	15,600	74,975
	Riken Vitamin Co. Ltd.	5,400	88,671
	Rinnai Corp.	5,800	595,500
	Rion Co. Ltd.	3,400	73,985
	Riso Kagaku Corp.	3,500	73,868
	Rix Corp.	900	11,753
	Rohto Pharmaceutical Co. Ltd.	61,100	1,866,830
	Rokko Butter Co. Ltd.	2,600	38,079
	Roland Corp.	3,600	148,016
	Roland DG Corp.	4,300	112,961
	Rorze Corp.	2,900	277,958
	Ryobi Ltd.	4,800	50,320
	Ryoden Corp.	8,900	140,851
	Ryohin Keikaku Co. Ltd.	116,900	2,303,660
	Ryosan Co. Ltd.	12,200	251,501
	Ryoyo Electro Corp.	200	4,165
	S Foods, Inc.	4,100	118,724
	S&B Foods, Inc.	2,200	85,639
	Sac’s Bar Holdings, Inc.	7,300	35,324
	Saibu Gas Holdings Co. Ltd.	13,000	265,449
	Saison Information Systems Co. Ltd.	3,100	52,838
	Saizeriya Co. Ltd.	3,900	105,275
	Sakai Chemical Industry Co. Ltd.	3,600	67,087
	Sakai Heavy Industries Ltd.	1,000	22,029
	Sakai Moving Service Co. Ltd.	2,400	98,829
	Sakata INX Corp.	26,400	255,029
	Sakura Internet, Inc.	8,400	43,340
	Sala Corp.	19,400	105,969
	SAMTY Co. Ltd.	14,700	326,891
	San Holdings, Inc.	2,400	31,462
	San-A Co. Ltd.	7,300	263,044
	San-Ai Oil Co. Ltd.	37,900	493,945
	Sanei Architecture Planning Co. Ltd.	3,700	57,819
	Sangetsu Corp.	27,800	382,541
*	Sanix, Inc.	16,200	48,102
	Sanken Electric Co. Ltd.	3,399	178,700
	Sanki Engineering Co. Ltd.	27,300	343,854
	Sanko Gosei Ltd.	5,600	20,203
	Sanko Metal Industrial Co. Ltd.	500	11,039
	Sankyo Co. Ltd.	10,500	254,855
	Sankyo Frontier Co. Ltd.	1,000	48,059
	Sankyo Seiko Co. Ltd.	22,200	112,857
	Sankyu, Inc.	14,200	641,084
*	Sansan, Inc.	4,300	499,610
	Sansei Technologies, Inc.	2,800	19,812
	Sansha Electric Manufacturing Co. Ltd.	4,600	44,070

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanshin Electronics Co. Ltd.	5,000	$71,782
	Santen Pharmaceutical Co. Ltd.	32,600	459,495
	Sanwa Holdings Corp.	96,100	1,120,877
	Sanyo Chemical Industries Ltd.	5,600	277,282
	Sanyo Denki Co. Ltd.	2,800	160,861
*	Sanyo Shokai Ltd.	4,300	34,134
	Sanyo Trading Co. Ltd.	10,700	102,689
	Sapporo Holdings Ltd.	25,600	555,447
	Sata Construction Co. Ltd.	2,500	10,647
	Sato Foods Co. Ltd.	300	13,255
	Sato Holdings Corp.	9,800	225,887
	Sato Shoji Corp.	5,000	52,459
	Sawada Holdings Co. Ltd.	4,800	44,070
	Sawai Group Holdings Co. Ltd.	9,700	427,908
	Saxa Holdings, Inc.	1,300	16,402
	SB Technology Corp.	4,000	110,125
	SBI Holdings, Inc.	55,200	1,430,754
*	SBI Insurance Group Co. Ltd.	1,900	21,176
	SBS Holdings, Inc.	8,700	309,532
	Scala, Inc.	4,500	27,339
	SCREEN Holdings Co. Ltd.	9,400	873,723
	Scroll Corp.	10,400	78,934
	SCSK Corp.	30,729	621,865
	SEC Carbon Ltd.	200	10,218
	Secom Co. Ltd.	17,900	1,220,287
	Seed Co. Ltd.	2,100	11,396
	Sega Sammy Holdings, Inc.	46,300	658,405
	Segue Group Co. Ltd.	1,400	9,132
*	Seibu Holdings, Inc.	46,300	505,759
	Seika Corp.	4,100	59,083
	Seikitokyu Kogyo Co. Ltd.	5,900	42,294
	Seiko Electric Co. Ltd.	1,500	16,533
	Seiko Epson Corp.	52,300	931,257
	Seiko Holdings Corp.	6,400	134,971
	Seiko PMC Corp.	5,300	36,244
	Seino Holdings Co. Ltd.	23,800	288,358
	Seiren Co. Ltd.	14,500	292,643
	Seiwa Electric Manufacturing Co. Ltd.	1,700	7,770
	Sekisui House Ltd.	100,700	2,093,631
	Sekisui Jushi Corp.	10,200	190,022
	Sekisui Kasei Co. Ltd.	9,600	47,942
	SEMITEC Corp.	500	51,652
	Senko Group Holdings Co. Ltd.	43,020	382,647
	Senshu Electric Co. Ltd.	4,400	183,904
	Senshu Ikeda Holdings, Inc.	45,500	63,925
	Senshukai Co. Ltd.	11,400	39,463
	Septeni Holdings Co. Ltd.	34,100	143,918
	SERAKU Co. Ltd.	1,100	20,473
	Seria Co. Ltd.	22,400	739,506
	Seven & I Holdings Co. Ltd.	97,600	4,097,713
	Seven Bank Ltd.	319,000	674,349
	SG Holdings Co. Ltd.	45,900	1,152,599
	Sharp Corp.	28,400	334,983
	Shibaura Machine Co. Ltd.	8,000	186,488
	Shibaura Mechatronics Corp.	1,700	109,467
	Shibuya Corp.	4,800	126,810
*	Shidax Corp.	3,800	14,664
*	SHIFT, Inc.	3,200	737,981
	Shiga Bank Ltd.	8,700	140,778

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shikibo Ltd.	3,500	$28,509
	Shikoku Chemicals Corp.	18,700	229,806
	Shima Seiki Manufacturing Ltd.	10,500	201,900
	Shimadzu Corp.	37,900	1,539,772
	Shimamura Co. Ltd.	8,400	711,248
	Shimano, Inc.	7,700	2,148,403
	Shimizu Corp.	122,100	894,607
	Shimojima Co. Ltd.	4,600	45,628
	Shin Maint Holdings Co. Ltd.	900	11,589
	Shin Nippon Air Technologies Co. Ltd.	3,600	77,466
	Shinagawa Refractories Co. Ltd.	1,700	58,138
	Shin-Etsu Chemical Co. Ltd.	40,600	7,240,321
	Shin-Etsu Polymer Co. Ltd.	20,100	181,559
	Shin-Keisei Electric Railway Co. Ltd.	600	10,857
	Shinmaywa Industries Ltd.	21,700	177,356
	Shinnihon Corp.	8,500	62,217
	Shin-Nihon Tatemono Co. Ltd.	4,300	15,756
	Shinnihonseiyaku Co. Ltd.	4,300	63,732
	Shinoken Group Co. Ltd.	16,300	161,089
	Shinsei Bank Ltd.	53,800	888,490
	Shinsho Corp.	2,000	61,167
	Shinwa Co. Ltd.	3,900	75,794
	Shinwa Co. Ltd.	2,600	16,636
	Shionogi & Co. Ltd.	22,500	1,467,006
	Ship Healthcare Holdings, Inc.	30,900	811,631
	Shiseido Co. Ltd.	76,700	5,117,955
	Shizuoka Bank Ltd.	78,100	628,891
	Shizuoka Gas Co. Ltd.	24,100	254,216
	SHO-BOND Holdings Co. Ltd.	14,000	586,451
	Shoei Co. Ltd.	7,500	333,722
	Shoei Foods Corp.	2,700	93,081
	Shofu, Inc.	2,000	41,451
	Showa Denko KK	33,400	837,673
	Sigma Koki Co. Ltd.	700	10,920
	SIGMAXYZ, Inc.	3,900	94,153
*	Silver Life Co. Ltd.	500	6,346
	Sinanen Holdings Co. Ltd.	3,000	92,088
	Sinfonia Technology Co. Ltd.	7,000	80,661
	Sinko Industries Ltd.	6,500	117,984
	Sintokogio Ltd.	8,900	58,491
	SK Kaken Co. Ltd.	100	33,249
	SK-Electronics Co. Ltd.	3,800	30,727
	SKY Perfect JSAT Holdings, Inc.	42,800	160,512
*	Skylark Holdings Co. Ltd.	62,900	852,269
*	Smaregi, Inc.	1,000	31,879
	SMC Corp.	2,700	1,611,266
	SMK Corp.	800	16,369
	SMS Co. Ltd.	31,300	1,214,388
	Snow Peak, Inc.	4,800	253,320
	SNT Corp.	2,900	5,922
	Soda Nikka Co. Ltd.	6,600	37,089
	Sodick Co. Ltd.	18,500	142,613
	Softbank Corp.	392,300	5,354,768
	SoftBank Group Corp.	273,568	14,810,272
	Softcreate Holdings Corp.	4,000	138,871
	Software Service, Inc.	900	56,779
	Sohgo Security Services Co. Ltd.	24,100	1,031,087
	Soiken Holdings, Inc.	9,300	26,026
	Soken Chemical & Engineering Co. Ltd.	5,100	79,384

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Solasto Corp.	14,400	$174,283
	SoldOut, Inc.	800	10,771
	Soliton Systems KK	5,500	68,725
	Solxyz Co. Ltd.	5,800	27,143
	Sompo Holdings, Inc.	42,400	1,838,754
	Sony Group Corp.	157,000	18,180,017
	Sotetsu Holdings, Inc.	13,100	253,391
	Sotoh Co. Ltd.	2,400	17,341
	Space Co. Ltd.	4,200	34,861
	Space Value Holdings Co. Ltd.	5,400	38,366
	Sparx Group Co. Ltd.	41,400	107,395
	SPK Corp.	2,500	30,960
	S-Pool, Inc.	29,900	334,352
	Sprix Ltd.	3,000	30,873
	Square Enix Holdings Co. Ltd.	15,300	838,135
	SRA Holdings	6,000	153,306
*	SRE Holdings Corp.	2,300	159,782
	St. Marc Holdings Co. Ltd.	5,500	73,948
	Star Mica Holdings Co. Ltd.	7,600	100,593
	Star Micronics Co. Ltd.	9,000	118,122
	Starts Corp., Inc.	16,500	396,507
	Stella Chemifa Corp.	5,100	128,030
	STI Foods Holdings, Inc.	400	12,324
	Strike Co. Ltd.	2,300	86,797
	Studio Alice Co. Ltd.	3,900	73,780
	Subaru Corp.	186,100	3,650,312
	Subaru Enterprise Co. Ltd.	500	35,934
	Sugi Holdings Co. Ltd.	14,200	1,016,739
	Sugimoto & Co. Ltd.	3,600	75,927
	Suminoe Textile Co. Ltd.	2,300	35,819
	Sumitomo Bakelite Co. Ltd.	14,300	642,680
	Sumitomo Chemical Co. Ltd.	533,831	2,629,820
	Sumitomo Dainippon Pharma Co. Ltd.	27,500	388,893
	Sumitomo Densetsu Co. Ltd.	7,300	140,127
	Sumitomo Electric Industries Ltd.	78,500	1,041,920
	Sumitomo Forestry Co. Ltd.	48,800	932,126
	Sumitomo Heavy Industries Ltd.	39,500	1,016,947
	Sumitomo Metal Mining Co. Ltd.	27,400	1,062,909
	Sumitomo Mitsui Construction Co. Ltd.	66,200	280,929
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	954,219
	Sumitomo Mitsui Financial Group, Inc.	121,204	3,933,025
	Sumitomo Mitsui Trust Holdings, Inc.	47,600	1,565,747
*	Sumitomo Precision Products Co. Ltd.	1,700	34,841
	Sumitomo Realty & Development Co. Ltd.	50,500	1,825,065
	Sumitomo Seika Chemicals Co. Ltd.	3,400	96,837
	Sun Frontier Fudousan Co. Ltd.	15,400	144,516
	Sundrug Co. Ltd.	30,500	892,615
	Suntory Beverage & Food Ltd.	36,400	1,412,408
	Suruga Bank Ltd.	37,500	137,565
	Suzuken Co. Ltd.	20,390	567,616
	Suzuki Motor Corp.	20,100	896,397
	SWCC Showa Holdings Co. Ltd.	8,400	163,674
	Sysmex Corp.	39,400	4,885,238
	System D, Inc.	700	8,422
	System Information Co. Ltd.	1,100	9,091
	System Research Co. Ltd.	2,300	40,620
	System Support, Inc.	700	8,472
	Systems Engineering Consultants Co. Ltd.	1,000	19,795
	Systena Corp.	23,400	432,426

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Syuppin Co. Ltd.	13,500	$149,659
	T Hasegawa Co. Ltd.	7,500	183,154
	T RAD Co. Ltd.	1,600	44,914
	T&D Holdings, Inc.	70,800	908,056
	T&K Toka Co. Ltd.	13,000	92,381
	Tachikawa Corp.	2,200	24,170
	Tachi-S Co. Ltd.	6,400	77,514
	Tadano Ltd.	41,100	448,815
	Taihei Dengyo Kaisha Ltd.	4,500	106,297
	Taiho Kogyo Co. Ltd.	4,100	28,856
	Taikisha Ltd.	16,000	456,969
	Taiko Pharmaceutical Co. Ltd.	5,700	40,491
	Taisei Corp.	65,700	2,061,609
	Taisei Lamick Co. Ltd.	2,300	55,367
	Taisei Oncho Co. Ltd.	1,900	32,090
	Taisho Pharmaceutical Holdings Co. Ltd.	6,600	354,163
	Taiyo Holdings Co. Ltd.	20,400	545,380
	Takamatsu Construction Group Co. Ltd.	6,800	119,316
	Takamiya Co. Ltd.	10,900	42,894
	Takano Co. Ltd.	1,800	12,249
	Takaoka Toko Co. Ltd.	4,100	53,112
	Takara & Co. Ltd.	4,400	68,774
	Takara Bio, Inc.	13,600	354,917
	Takara Holdings, Inc.	48,500	663,395
	Takara Leben Co. Ltd.	43,500	118,543
	Takara Standard Co. Ltd.	12,200	162,193
	Takasago International Corp.	8,100	211,102
	Takasago Thermal Engineering Co. Ltd.	30,000	548,812
	Takashima & Co. Ltd.	700	11,505
	Takashimaya Co. Ltd.	62,000	574,076
	Takasho Co. Ltd.	4,500	32,721
*	Take & Give Needs Co. Ltd.	3,400	37,233
	Takeda Pharmaceutical Co. Ltd.	292,730	8,215,705
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	80,643
	Takemoto Yohki Co. Ltd.	2,800	23,133
	Takeuchi Manufacturing Co. Ltd.	10,900	279,850
	Takihyo Co. Ltd.	2,000	31,301
	Takisawa Machine Tool Co. Ltd.	3,300	32,443
	Takuma Co. Ltd.	30,000	392,442
	Tama Home Co. Ltd.	8,100	166,940
	Tamagawa Holdings Co. Ltd.	1,300	13,781
	Tamron Co. Ltd.	3,000	70,522
	Tanseisha Co. Ltd.	17,500	143,509
	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	72,417
	Tayca Corp.	6,000	69,247
	Tazmo Co. Ltd.	3,900	57,421
	Tbk Co. Ltd.	3,900	13,990
	TBS Holdings, Inc.	10,500	166,084
	TDC Soft, Inc.	4,700	53,992
	TechMatrix Corp.	13,000	206,132
	TECHNO ASSOCIE Co. Ltd.	3,000	29,285
	Techno Horizon Co. Ltd.	4,600	51,359
	Techno Medica Co. Ltd.	2,500	34,672
	Techno Quartz, Inc.	100	31,556
	Techno Ryowa Ltd.	4,200	32,966
	Techno Smart Corp.	1,700	24,791
	Technoflex Corp.	1,200	10,512
	TechnoPro Holdings, Inc.	62,600	2,000,649
	Tecnos Japan, Inc.	6,800	36,334

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Teijin Ltd.	98,900	$1,327,509
	Teikoku Electric Manufacturing Co. Ltd.	2,900	36,874
	Teikoku Sen-I Co. Ltd.	7,200	129,775
	Teikoku Tsushin Kogyo Co. Ltd.	900	10,471
	Tekken Corp.	4,800	76,751
	Temairazu, Inc.	600	29,136
	Tenma Corp.	4,000	95,263
	Terumo Corp.	41,100	1,813,159
	T-Gaia Corp.	9,200	163,927
	THK Co. Ltd.	18,800	404,268
	Tigers Polymer Corp.	2,500	9,265
	TIS, Inc.	48,200	1,313,106
	TKC Corp.	9,100	278,972
	Toa Corp.	7,700	55,136
	Toa Corp.	5,700	125,090
	TOA ROAD Corp.	900	39,992
	Toagosei Co. Ltd.	40,200	449,278
	Tobishima Corp.	7,330	68,834
	Tobu Railway Co. Ltd.	12,400	308,731
	TOC Co. Ltd.	13,400	75,123
	Tocalo Co. Ltd.	29,300	359,301
	Toda Corp.	80,500	507,122
*	Toda Kogyo Corp.	800	22,907
	Toei Animation Co. Ltd.	3,100	481,379
	Toell Co. Ltd.	2,200	15,516
	Toenec Corp.	4,700	138,319
	Togami Electric Manufacturing Co. Ltd.	800	12,347
	Toho Co. Ltd.	9,400	441,651
*	Toho Co. Ltd.	2,300	30,933
	Toho Gas Co. Ltd.	33,300	986,427
	Toho Holdings Co. Ltd.	34,300	555,316
	Toho Titanium Co. Ltd.	6,700	70,549
	Toho ZInc Co. Ltd.	2,300	62,869
	Tohokushinsha Film Corp.	5,900	33,087
	Tokai Carbon Co. Ltd.	53,100	694,587
	Tokai Corp.	4,500	86,562
	Tokai Rika Co. Ltd.	12,400	173,571
	Tokai Tokyo Financial Holdings, Inc.	62,600	217,015
	Token Corp.	2,320	189,174
	Tokio Marine Holdings, Inc.	74,300	3,913,380
	Tokushu Tokai Paper Co. Ltd.	1,600	62,392
*	Tokyo Base Co. Ltd.	5,000	31,023
	Tokyo Century Corp.	22,600	1,293,982
	Tokyo Electron Ltd.	21,400	9,973,104
	Tokyo Energy & Systems, Inc.	12,500	121,309
	Tokyo Gas Co. Ltd.	56,800	985,647
	Tokyo Individualized Educational Institute, Inc.	7,100	44,862
	Tokyo Keiki, Inc.	4,000	35,270
	Tokyo Ohka Kogyo Co. Ltd.	14,200	902,756
	Tokyo Rakutenchi Co. Ltd.	300	10,705
	Tokyo Sangyo Co. Ltd.	7,300	45,547
	Tokyo Seimitsu Co. Ltd.	11,900	484,521
	Tokyo Steel Manufacturing Co. Ltd.	5,800	64,541
	Tokyo Tatemono Co. Ltd.	78,700	1,156,764
*	Tokyo Theatres Co., Inc.	3,200	35,236
	Tokyotokeiba Co. Ltd.	3,900	154,524
	Tokyu Construction Co. Ltd.	33,000	233,340
	Tokyu Corp.	54,982	775,155
	Tokyu Fudosan Holdings Corp.	214,700	1,244,060

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toli Corp.	14,500	$29,556
	Tomoe Corp.	3,500	14,058
	Tomoe Engineering Co. Ltd.	3,000	60,021
	Tomoku Co. Ltd.	2,700	45,540
	TOMONY Holdings, Inc.	33,900	90,569
	Tomy Co. Ltd.	44,000	417,614
	Tonami Holdings Co. Ltd.	1,200	47,417
	Topcon Corp.	51,600	919,976
	Toppan Forms Co. Ltd.	20,400	196,122
	Toppan, Inc.	19,640	317,031
	Topre Corp.	7,700	89,066
	Toray Industries, Inc.	485,107	3,022,952
	Torex Semiconductor Ltd.	500	11,583
	Toridoll Holdings Corp.	8,200	197,412
	Torishima Pump Manufacturing Co. Ltd.	6,900	53,325
	Tosei Corp.	14,000	134,579
	Toshiba Corp.	37,500	1,617,455
	Toshiba TEC Corp.	12,900	507,892
	Tosho Co. Ltd.	1,100	18,857
	Totech Corp.	2,700	63,113
	Totetsu Kogyo Co. Ltd.	10,100	219,751
	TOTO Ltd.	13,800	666,737
	Totoku Electric Co. Ltd.	800	20,808
	Tow Co. Ltd.	17,400	53,005
	Towa Corp.	7,800	169,885
	Towa Pharmaceutical Co. Ltd.	6,400	164,536
	Toyo Construction Co. Ltd.	28,700	143,662
	Toyo Corp.	5,100	48,210
	Toyo Denki Seizo KK	2,600	24,539
*	Toyo Engineering Corp.	18,500	139,104
	Toyo Gosei Co. Ltd.	1,700	236,523
	Toyo Ink SC Holdings Co. Ltd.	23,900	420,906
	Toyo Kanetsu KK	5,100	112,617
	Toyo Logistics Co. Ltd.	7,500	22,001
	Toyo Machinery & Metal Co. Ltd.	5,800	27,445
	Toyo Seikan Group Holdings Ltd.	51,100	606,763
	Toyo Suisan Kaisha Ltd.	28,100	1,210,804
	Toyo Tanso Co. Ltd.	5,400	146,802
	Toyo Wharf & Warehouse Co. Ltd.	900	11,368
	Toyobo Co. Ltd.	33,323	400,117
	Toyoda Gosei Co. Ltd.	17,500	358,090
	Toyota Boshoku Corp.	31,100	597,961
	Toyota Industries Corp.	9,100	773,614
	TPR Co. Ltd.	9,000	114,684
	Trancom Co. Ltd.	3,100	217,511
	Trans Genic, Inc.	6,100	29,267
	Transaction Co. Ltd.	7,000	70,809
	Transcosmos, Inc.	11,400	343,734
	TRE Holdings Corp.	9,288	146,033
	Treasure Factory Co. Ltd.	1,500	12,097
	Trend Micro, Inc.	29,600	1,673,003
	Trenders, Inc.	1,400	12,015
	Trusco Nakayama Corp.	21,200	512,614
	TS Tech Co. Ltd.	34,400	460,273
*	TSI Holdings Co. Ltd.	23,500	71,268
	Tsubaki Nakashima Co. Ltd.	15,700	219,846
	Tsubakimoto Chain Co.	8,400	248,198
	Tsubakimoto Kogyo Co. Ltd.	1,700	57,639
	Tsugami Corp.	19,400	266,715

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Tsukada Global Holdings, Inc.	1,400	$4,180
	Tsuruha Holdings, Inc.	6,900	851,081
	Tsurumi Manufacturing Co. Ltd.	6,800	104,786
	Tsutsumi Jewelry Co. Ltd.	2,500	46,599
	TV Asahi Holdings Corp.	8,200	124,436
	Tv Tokyo Holdings Corp.	4,600	87,226
	Twinbird Corp.	2,100	15,705
	TYK Corp.	7,300	20,641
*	UACJ Corp.	15,500	359,247
	Ubicom Holdings, Inc.	1,600	40,672
	Uchida Yoko Co. Ltd.	4,900	207,291
	Ueki Corp.	1,200	15,648
	ULS Group, Inc.	1,000	49,347
	Ulvac, Inc.	8,400	471,282
	Unicharm Corp.	33,300	1,346,745
	Uniden Holdings Corp.	1,000	27,972
	Union Tool Co.	900	30,399
	Unipres Corp.	18,200	148,488
	UNIRITA, Inc.	600	9,704
	United Super Markets Holdings, Inc.	22,300	203,551
	UNITED, Inc.	4,400	65,636
	UPR Corp.	500	12,708
	Urbanet Corp. Co. Ltd.	14,400	39,233
	User Local, Inc.	1,000	16,079
	Ushio, Inc.	37,500	670,889
	USS Co. Ltd.	58,600	944,532
	UT Group Co. Ltd.	17,200	550,203
	Utoc Corp.	2,100	10,005
*	UUUM Co. Ltd.	3,100	27,365
	V Technology Co. Ltd.	4,000	150,843
	Valor Holdings Co. Ltd.	13,900	294,389
	Valqua Ltd.	10,100	203,826
	Value HR Co. Ltd.	1,600	25,869
	ValueCommerce Co. Ltd.	6,700	264,431
	Valuence Holdings, Inc.	1,300	35,338
	V-Cube, Inc.	4,500	68,047
	Vector, Inc.	17,100	194,029
	Vega Corp. Co. Ltd.	1,200	14,500
	Vertex Corp.	1,600	42,590
	VINX Corp.	2,100	18,733
	Visco Technologies Corp.	1,200	18,058
	Vital KSK Holdings, Inc.	23,000	153,380
	VT Holdings Co. Ltd.	37,300	166,898
	Wacoal Holdings Corp.	26,000	520,683
	Wacom Co. Ltd.	44,900	290,461
	Waida Manufacturing Co. Ltd.	1,800	18,192
	Wakachiku Construction Co. Ltd.	3,900	69,582
	Wakita & Co. Ltd.	14,100	127,577
	Waseda Academy Co. Ltd.	1,200	10,741
	Watahan & Co. Ltd.	8,600	93,108
	Watts Co. Ltd.	3,400	22,490
	Wavelock Holdings Co. Ltd.	1,400	8,223
	WDB Holdings Co. Ltd.	6,600	208,034
	Weathernews, Inc.	1,600	116,765
	Welbe, Inc.	2,500	35,345
	Welcia Holdings Co. Ltd.	20,600	769,027
	Wellnet Corp.	9,400	41,314
	West Holdings Corp.	13,884	776,001
	West Japan Railway Co.	9,700	457,895

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Will Group, Inc.	10,000	$112,987
	WIN-Partners Co. Ltd.	4,900	41,375
	Wood One Co. Ltd.	3,300	32,786
	Workman Co. Ltd.	7,700	409,407
*	World Co. Ltd.	10,200	125,194
	World Holdings Co. Ltd.	4,000	99,915
	Wow World, Inc.	1,700	26,030
	Wowow, Inc.	2,300	46,833
*	Writeup Co. Ltd.	400	14,258
	Xebio Holdings Co. Ltd.	8,300	77,134
	YAC Holdings Co. Ltd.	1,000	8,324
	Yachiyo Industry Co. Ltd.	1,400	10,956
	Yahagi Construction Co. Ltd.	8,900	59,719
	Yakult Honsha Co. Ltd.	18,400	929,718
	YAKUODO Holdings Co. Ltd.	4,600	97,200
	YAMABIKO Corp.	14,200	154,747
	YAMADA Consulting Group Co. Ltd.	4,500	45,903
	Yamada Holdings Co. Ltd.	249,300	952,650
	Yamae Group Holdings Co. Ltd.	1,500	15,055
	Yamaguchi Financial Group, Inc.	48,400	270,194
	Yamaha Corp.	7,300	461,200
	Yamaha Motor Co. Ltd.	55,500	1,546,996
	YA-MAN Ltd.	16,600	176,342
	Yamatane Corp.	1,400	19,254
	Yamato Corp.	10,100	69,561
	Yamato Holdings Co. Ltd.	31,600	776,829
	Yamato International, Inc.	6,300	17,475
	Yamaura Corp.	1,600	13,031
	Yamaya Corp.	1,000	21,133
	Yamazaki Baking Co. Ltd.	45,100	685,105
	Yamazawa Co. Ltd.	1,400	21,138
	Yamazen Corp.	23,500	217,733
	Yaoko Co. Ltd.	7,900	470,235
	Yaskawa Electric Corp.	36,800	1,593,884
	Yasuda Logistics Corp.	4,200	35,749
	YE DIGITAL Corp.	5,200	23,684
	Yellow Hat Ltd.	12,300	200,402
	Yodogawa Steel Works Ltd.	9,600	209,763
	Yokogawa Bridge Holdings Corp.	12,700	255,984
	Yokogawa Electric Corp.	41,600	831,261
	Yokohama Reito Co. Ltd.	16,900	129,230
	Yokowo Co. Ltd.	4,600	102,232
	Yomeishu Seizo Co. Ltd.	1,400	22,263
	Yondenko Corp.	4,400	65,539
	Yondoshi Holdings, Inc.	6,000	91,018
	Yotai Refractories Co. Ltd.	9,100	102,505
	Yuasa Funashoku Co. Ltd.	400	10,673
	Yuasa Trading Co. Ltd.	6,700	179,061
	Yurtec Corp.	19,500	114,225
	Yushin Precision Equipment Co. Ltd.	6,100	41,202
	Yushiro Chemical Industry Co. Ltd.	1,500	15,783
	Yutaka Giken Co. Ltd.	1,500	25,240
	Z Holdings Corp.	354,300	2,199,501
	Zaoh Co. Ltd.	1,600	25,006
	Zenitaka Corp.	900	31,900
	Zenkoku Hosho Co. Ltd.	22,400	1,082,472
	Zenrin Co. Ltd.	9,950	91,742
	Zensho Holdings Co. Ltd.	20,368	470,432
	Zeon Corp.	49,300	584,895

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ZERIA Pharmaceutical Co. Ltd.	1,200	$21,483
	ZOZO, Inc.	23,800	763,945
	Zuiko Corp.	5,000	38,593

TOTAL JAPAN			717,787,270

NETHERLANDS — (5.4%)
	Aalberts NV	27,718	1,534,153
Ω	ABN AMRO Bank NV	148,174	2,179,300
*	Accell Group NV	11,527	475,236
*Ω	Adyen NV	3,567	10,762,742
	Aegon NV	429,354	2,177,807
	Aegon NV	284,027	1,434,336
	Akzo Nobel NV	57,708	6,631,565
*Ω	Alfen Beheer BV	5,361	603,906
	AMG Advanced Metallurgical Group NV	6,129	180,775
*	Amsterdam Commodities NV	10,798	303,099
	APERAM SA	23,756	1,416,419
	Arcadis NV	36,472	1,777,669
	ASM International NV	11,733	5,310,175
	ASML Holding NV	6,365	5,174,033
	ASML Holding NV	50,902	41,377,218
	ASR Nederland NV	95,994	4,487,163
Ω	B&S Group Sarl	10,369	93,718
*Ω	Basic-Fit NV	10,245	497,455
	BE Semiconductor Industries NV	34,549	3,156,595
*	Beter Bed Holding NV	3,566	21,624
	Brunel International NV	12,849	176,552
	Coca-Cola Europacific Partners PLC	44,682	2,362,799
	Corbion NV	19,456	923,818
Ω	Flow Traders	17,133	581,569
	ForFarmers NV	14,215	67,783
*	Fugro NV	43,405	367,880
*Ω	GrandVision NV	8,498	278,868
	Heijmans NV	11,699	162,860
	Heineken NV	27,513	3,045,388
*	Hunter Douglas NV	853	101,584
	IMCD NV	17,932	3,981,704
	ING Groep NV	709,368	10,760,334
*Ω	Intertrust NV	31,283	473,006
	JDE Peet’s NV	3,055	88,958
	Kendrion NV	6,117	141,559
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	27,301
	Koninklijke Ahold Delhaize NV	364,661	11,863,317
*	Koninklijke BAM Groep NV	110,126	319,635
	Koninklijke DSM NV	29,279	6,396,823
	Koninklijke KPN NV	2,015,294	6,021,565
	Koninklijke Philips NV	105,166	4,961,224
	Koninklijke Philips NV	26,347	1,244,910
	Koninklijke Vopak NV	22,662	901,900
*Ω	Lucas Bols BV	3,519	41,174
	Nedap NV	2,325	162,633
	NN Group NV	106,766	5,707,364
	Ordina NV	36,112	150,525
	PostNL NV	246,640	1,070,447
	Prosus NV	35,222	3,102,459
*	QIAGEN NV	40,451	2,255,558
	Randstad NV	70,404	5,058,344
Ω	Signify NV	58,201	2,820,210
*	Sligro Food Group NV	12,067	323,262

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Stellantis NV	343,867	$6,865,978
	Stellantis NV	152,063	3,032,136
	TKH Group NV	14,207	809,331
*	TomTom NV	27,026	232,249
	Universal Music Group NV	54,394	1,579,218
	Van Lanschot Kempen NV	10,106	280,240
	Wolters Kluwer NV	112,162	11,745,428

TOTAL NETHERLANDS			190,082,881

NEW ZEALAND — (0.4%)
*	AFT Pharmaceuticals Ltd.	3,673	10,784
	Arvida Group Ltd.	9,559	13,670
*	Auckland International Airport Ltd.	133,485	765,122
	Briscoe Group Ltd.	8,008	39,729
	Chorus Ltd.	197,401	901,454
	Chorus Ltd., ADR	880	20,102
	Contact Energy Ltd.	76,864	451,025
	EBOS Group Ltd.	41,366	1,075,418
	Fisher & Paykel Healthcare Corp. Ltd.	66,770	1,495,882
	Freightways Ltd.	63,724	591,675
*	Gentrack Group Ltd.	3,743	5,177
	Hallenstein Glasson Holdings Ltd.	19,942	100,105
	Heartland Group Holdings Ltd.	195,183	328,515
	Infratil Ltd.	217,264	1,289,131
	Investore Property Ltd.	76,064	102,629
	Kathmandu Holdings Ltd.	217,344	247,567
	Mainfreight Ltd.	10,911	703,112
	Mercury NZ Ltd.	86,179	379,003
	Meridian Energy Ltd.	164,806	590,383
	Napier Port Holdings Ltd.	4,632	10,159
*	NEW Zealand King Salmon Investments Ltd.	7,998	8,201
	NZME Ltd.	3,265	2,734
	NZX Ltd.	91,867	114,030
*	Pacific Edge Ltd.	50,042	52,741
	Port of Tauranga Ltd.	23,974	118,605
*	Pushpay Holdings Ltd.	148,569	202,588
*	Rakon Ltd.	23,774	26,087
*	Restaurant Brands New Zealand Ltd.	7,513	83,866
	Ryman Healthcare Ltd.	22,629	234,193
*	Serko Ltd.	6,950	38,950
	Skellerup Holdings Ltd.	41,550	185,514
*	SKY Network Television Ltd.	74,505	101,289
	SKYCITY Entertainment Group Ltd.	272,541	624,968
	Spark New Zealand Ltd.	459,291	1,503,568
	Summerset Group Holdings Ltd.	2,088	21,723
	TOWER Ltd.	149,176	67,891
	Trustpower Ltd.	21,410	114,027
	Turners Automotive Group Ltd.	11,522	35,988
	Vector Ltd.	66,784	195,927
*	Vista Group International Ltd.	39,443	71,542
	Warehouse Group Ltd.	57,453	166,001
	Z Energy Ltd.	297,137	766,871

TOTAL NEW ZEALAND			13,857,946

NORWAY — (0.9%)
	2020 Bulkers Ltd.	1,662	22,427
	ABG Sundal Collier Holding ASA	97,773	107,838
*	Adevinta ASA	15,841	261,665

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	AF Gruppen ASA	13,278	$309,680
*	Akastor ASA	68,282	47,499
*	Aker Solutions ASA	170,260	483,156
	AKVA Group ASA	1,484	15,906
*	Archer Ltd.	62,371	35,921
*	ArcticZymes Technologies ASA	7,230	76,041
	Atea ASA	58,300	1,089,393
	Austevoll Seafood ASA	7,333	99,279
*	Axactor SE	35,548	34,232
	Bank Norwegian ASA	28,612	354,847
	Bonheur ASA	1,044	41,269
*	Borr Drilling Ltd.	1,454	1,475
*	Borr Drilling Ltd.	1,000	1,010
	Borregaard ASA	38,929	945,330
	Bouvet ASA	18,140	145,349
*Ω	Crayon Group Holding ASA	13,185	307,908
	DNB Bank ASA	171,291	4,076,156
Ω	Entra ASA	50,752	1,266,806
Ω	Europris ASA	109,562	811,303
Ω	Fjordkraft Holding ASA	31,865	189,718
	Gjensidige Forsikring ASA	31,401	781,842
*	Golar LNG Ltd.	568	7,401
*	Grieg Seafood ASA	15,229	169,355
	Hunter Group ASA	36,177	13,936
Ω	Kid ASA	10,965	146,836
	Kitron ASA	67,277	143,029
	Komplett Bank ASA	22,997	20,803
*	Kongsberg Automotive ASA	118,719	42,427
	Kongsberg Gruppen ASA	51,781	1,699,300
	Leroy Seafood Group ASA	57,819	525,673
	Medistim ASA	1,579	70,835
	Mowi ASA	47,239	1,369,803
*	MPC Container Ships AS	26,387	62,533
Ω	Multiconsult ASA	3,580	77,122
*	Nekkar ASA	31,393	36,330
*	NEL ASA	81,684	172,947
*	Nordic Nanovector ASA	10,606	33,485
*	Nordic Semiconductor ASA	61,454	1,825,810
	Norsk Hydro ASA	100,640	739,248
*Ω	Norske Skog ASA	4,896	20,130
	Norway Royal Salmon ASA	6,537	137,638
*	Odfjell Drilling Ltd.	68,093	172,047
	Olav Thon Eiendomsselskap ASA	2,905	63,905
	Orkla ASA	86,136	837,794
*	Otello Corp. ASA	43,963	149,406
	Pareto Bank ASA	9,104	66,471
*	PGS ASA	99,319	40,571
*	PhotoCure ASA	732	10,329
	Protector Forsikring ASA	26,718	309,651
*	Q-Free ASA	16,611	15,864
	Salmar ASA	16,294	1,243,077
	Sandnes Sparebank	949	11,635
*	SATS ASA	4,713	11,950
Ω	Sbanken ASA	26,868	315,172
Ω	Scatec ASA	20,640	407,123
	Schibsted ASA, Class A	13,506	697,790
	Schibsted ASA, Class B	21,036	954,177
*	Self Storage Group ASA	7,334	25,008
	Selvaag Bolig ASA	22,230	136,821

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*Ω	Shelf Drilling Ltd.	52,855	$37,996
*	Solon Eiendom ASA	4,739	21,645
	Sparebank 1 Oestlandet	13,869	228,518
	SpareBank 1 SR-Bank ASA	83,363	1,278,513
	Sparebanken More	717	36,745
	Storebrand ASA	158,570	1,700,684
	Subsea 7 SA	110,774	994,363
	TGS ASA	62,942	580,488
	Tomra Systems ASA	16,058	1,037,840
*	Ultimovacs ASA	1,432	21,439
	Veidekke ASA	36,690	528,703
Ω	XXL ASA	53,140	88,037

TOTAL NORWAY			30,844,453

PORTUGAL — (0.1%)
	Altri SGPS SA	33,575	217,553
	Banco Espirito Santo SA	18,689	0
	Corticeira Amorim SGPS SA	15,139	210,796
	CTT-Correios de Portugal SA	55,328	304,057
	EDP Renovaveis SA	43,003	1,197,579
*	Greenvolt-Energias Renovaveis SA	610	4,791
	Jeronimo Martins SGPS SA	90,278	2,045,217
	Navigator Co. SA	42,619	166,578
	NOS SGPS SA	125,417	489,300
	REN—Redes Energeticas Nacionais SGPS SA	150,773	459,326
	Sonae SGPS SA	388,768	427,949

TOTAL PORTUGAL			5,523,146

SINGAPORE — (0.6%)
	Accordia Golf Trust	207,400	0
	AEM Holdings Ltd.	44,200	137,656
	Ascendas India Trust	140,900	145,570
	Avarga Ltd.	145,200	31,719
*††	Best World International Ltd.	54,600	10,236
	Boustead Projects Ltd.	5,100	3,816
	Boustead Singapore Ltd.	67,100	50,805
	BRC Asia Ltd.	23,800	24,370
	Bukit Sembawang Estates Ltd.	79,000	306,622
	Bund Center Investment Ltd.	5,250	1,999
*	Capitaland Investment Ltd.	139,000	354,587
*	Centurion Corp. Ltd.	64,200	15,720
	China Aviation Oil Singapore Corp. Ltd.	103,700	76,976
	China Sunsine Chemical Holdings Ltd.	147,900	55,910
	Chip Eng Seng Corp. Ltd.	265,600	84,515
	City Developments Ltd.	168,000	911,981
*	COSCO Shipping International Singapore Co. Ltd.	268,200	54,716
	CSE Global Ltd.	175,300	66,943
	Dairy Farm International Holdings Ltd.	71,500	255,457
	Dasin Retail Trust	37,500	12,791
	DBS Group Holdings Ltd.	200,477	4,684,718
	Delfi Ltd.	52,600	30,006
*††	Ezion Holdings Ltd.	350,280	2,104
*††	Ezra Holdings Ltd.	194,482	297
	Far East Orchard Ltd.	50,200	41,412
	Food Empire Holdings Ltd.	66,800	40,631
	Fraser & Neave Ltd.	73,600	79,145
	Frasers Property Ltd.	90,300	78,418
	Frencken Group Ltd.	50,100	85,039

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Fu Yu Corp. Ltd.	139,000	$29,878
*	Gallant Venture Ltd.	272,800	26,084
	GK Goh Holdings Ltd.	1,700	1,424
	Great Eastern Holdings Ltd.	9,300	148,530
	GuocoLand Ltd.	129,966	163,912
	Hanwell Holdings Ltd.	60,700	18,464
	Haw Par Corp. Ltd.	37,400	349,514
	Ho Bee Land Ltd.	82,800	173,000
	Hong Fok Corp. Ltd.	79,200	46,348
	Hongkong Land Holdings Ltd.	140,000	773,118
	Hour Glass Ltd.	66,500	96,463
	HRnetgroup Ltd.	119,200	72,133
	Hutchison Port Holdings Trust	208,400	44,891
	iFAST Corp. Ltd.	72,800	468,231
	InnoTek Ltd.	33,100	18,869
	k1 Ventures Ltd.	17,100	0
	Metro Holdings Ltd.	141,200	80,127
	Micro-Mechanics Holdings Ltd.	4,500	11,044
*††	Midas Holdings Ltd.	200,100	5,342
	NSL Ltd.	2,000	1,204
	OUE Ltd.	72,500	74,267
	Oversea-Chinese Banking Corp. Ltd.	264,545	2,312,606
	Oxley Holdings Ltd.	293,584	43,549
	Pacific Century Regional Developments Ltd.	48,300	13,436
	Pan-United Corp. Ltd.	28,600	6,469
	Propnex Ltd.	20,500	29,058
	Q&M Dental Group Singapore Ltd.	53,280	22,358
*	Raffles Education Corp. Ltd.	86,403	4,962
	Riverstone Holdings Ltd.	37,800	24,137
*	SATS Ltd.	114,760	356,919
	SBS Transit Ltd.	10,900	24,350
*	Sembcorp Marine Ltd.	4,362,250	255,708
	Sheng Siong Group Ltd.	187,800	198,036
*	SIA Engineering Co. Ltd.	26,900	43,320
	SIIC Environment Holdings Ltd.	471,800	79,028
	Singapore Exchange Ltd.	159,400	1,143,967
	Singapore Land Group Ltd.	68,500	137,293
	Singapore Post Ltd.	568,400	276,307
	Singapore Technologies Engineering Ltd.	308,300	875,518
	StarHub Ltd.	111,900	102,951
	Straits Trading Co. Ltd.	64,500	174,028
*††	Swiber Holdings Ltd.	50,250	760
*	Thomson Medical Group Ltd.	436,500	27,531
	Tuan Sing Holdings Ltd.	129,466	47,221
	UMS Holdings Ltd.	133,875	131,612
	United Overseas Bank Ltd.	62,185	1,236,134
	UOB-Kay Hian Holdings Ltd.	67,933	79,637
	UOL Group Ltd.	130,551	700,201
	Valuetronics Holdings Ltd.	128,810	55,431
	Venture Corp. Ltd.	52,300	730,542
	Vicom Ltd.	32,400	49,499
	Wing Tai Holdings Ltd.	227,500	327,381
	Yangzijiang Shipbuilding Holdings Ltd.	1,037,700	1,095,550

TOTAL SINGAPORE			20,852,501

SPAIN — (1.9%)
	Acciona SA	19,607	3,765,386
	Acerinox SA	78,913	1,098,652
	ACS Actividades de Construccion y Servicios SA	60,627	1,589,010

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
Ω	Aedas Homes SA	5,100	$146,578
*Ω	Aena SME SA	8,017	1,316,684
	Almirall SA	21,649	321,936
*	Amadeus IT Group SA	49,862	3,335,661
*	Amper SA	220,581	49,315
	Applus Services SA	66,512	602,027
*	Atresmedia Corp. de Medios de Comunicacion SA	35,513	144,760
	Azkoyen SA	1,659	11,114
	Banco Bilbao Vizcaya Argentaria SA	331,519	2,320,015
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	213,887	1,490,794
*	Banco de Sabadell SA	3,673,389	2,956,331
	Banco Santander SA	2,297,271	8,713,740
	Banco Santander SA, Sponsored ADR	69,983	265,235
	Bankinter SA	256,264	1,410,992
	CaixaBank SA	878,083	2,524,194
*	Caja de Ahorros del Mediterraneo	233	0
*	Construcciones y Auxiliar de Ferrocarriles SA	10,305	453,957
*	Distribuidora Internacional de Alimentacion SA	1,085,591	19,836
*	Duro Felguera SA	19,192	21,582
*	eDreams ODIGEO SA	8,936	78,496
	Elecnor SA	8,214	100,340
	Enagas SA	107,157	2,404,546
*	Ence Energia y Celulosa SA	41,710	107,346
	Endesa SA	28,921	666,997
*	Ercros SA	13,168	53,281
	Faes Farma SA	107,567	438,189
	Fluidra SA	47,204	1,802,862
*Ω	Gestamp Automocion SA	40,092	179,254
Ω	Global Dominion Access SA	26,409	141,681
	Grifols SA	46,887	1,073,934
	Grupo Catalana Occidente SA	17,672	627,651
	Grupo Empresarial San Jose SA	2,330	11,579
*	Grupo Ezentis SA	13,405	4,132
	Iberdrola SA	439,734	5,197,302
	Iberpapel Gestion SA	1,713	38,958
*	Indra Sistemas SA	104,959	1,269,409
	Industria de Diseno Textil SA	145,397	5,266,895
	Laboratorios Farmaceuticos Rovi SA	7,588	532,379
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	229,795	461,344
	Mapfre SA	381,306	807,337
*	Mediaset Espana Comunicacion SA	111,396	580,978
Ω	Metrovacesa SA	7,873	69,027
Ω	Neinor Homes SA	8,415	108,546
*	Obrascon Huarte Lain SA	16,931	13,784
	Pharma Mar SA	4,088	317,969
*	Promotora de Informaciones SA, Class A	39,368	27,508
Ω	Prosegur Cash SA	168,648	115,837
	Prosegur Cia de Seguridad SA	103,085	292,525
*	Realia Business SA	163,953	139,395
	Red Electrica Corp. SA	150,429	3,132,194
*	Renta Corp. Real Estate SA	3,910	10,204
	Sacyr SA	124,768	355,644
*	Siemens Gamesa Renewable Energy SA	40,851	1,108,516
*	Solaria Energia y Medio Ambiente SA	14,785	295,880
*Ω	Talgo SA	16,172	89,486
*	Tecnicas Reunidas SA	13,829	125,062
	Telefonica SA, Sponsored ADR	10,262	44,640
	Telefonica SA	700,648	3,043,375
	Vidrala SA	9,139	967,148

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Vocento SA	7,149	$8,486
	Zardoya Otis SA	62,446	502,112

TOTAL SPAIN			65,170,027

SWEDEN — (4.7%)
	AddLife AB, Class B	36,898	1,507,427
	AddNode Group AB, Class B	5,674	235,134
	AddTech AB, Class B	135,091	3,022,280
	AFRY AB	40,278	1,198,554
	Alfa Laval AB	63,185	2,710,308
Ω	Alimak Group AB	11,756	159,488
Ω	Ambea AB	38,834	269,650
*	Annehem Fastigheter AB, Class B	17,670	75,819
*	AQ Group AB	1,194	39,665
*	Arise AB	5,707	28,611
	Arjo AB, Class B	65,958	899,486
	Assa Abloy AB, Class B	70,871	2,079,543
	Atlas Copco AB, Class A	108,983	7,018,362
	Atlas Copco AB, Class B	63,331	3,432,148
	Atrium Ljungberg AB, Class B	12,717	292,013
*Ω	Attendo AB	61,296	263,421
	Avanza Bank Holding AB	58,232	2,315,051
	Axfood AB	52,659	1,291,101
	Beijer Alma AB	16,171	405,815
*	Beijer Electronics Group AB	10,291	90,938
	Beijer Ref AB, Class B	65,502	1,344,163
	Bergman & Beving AB	8,557	154,443
	Bergs Timber AB, Class B	28,770	18,305
	Besqab AB	764	15,778
	Betsson AB, Class B	61,336	428,127
*	BHG Group AB	17,409	200,740
*	BICO Group AB, Class B	4,902	245,801
	Bilia AB, Class A	55,231	982,088
	BillerudKorsnas AB	97,915	2,050,924
	BioGaia AB, Class B	7,871	485,439
	Biotage AB	8,847	286,289
	Bjorn Borg AB	4,173	18,357
	Boliden AB	97,269	3,429,141
	Bonava AB, Class B	33,875	334,658
*Ω	Boozt AB	11,337	190,985
Ω	Bravida Holding AB	57,778	869,058
	BTS Group AB, Class B	554	27,058
	Bufab AB	9,152	390,391
	Bulten AB	4,602	41,416
	Bure Equity AB	28,861	1,339,651
	Byggmax Group AB	39,743	340,725
	Castellum AB	25,073	668,286
	Catella AB	12,965	58,137
	Catena AB	8,608	524,463
*	Catena Media PLC	19,654	130,943
*	Cavotec SA	12,463	32,989
	Cellavision AB	2,204	100,409
	Clas Ohlson AB, Class B	28,814	310,232
	Cloetta AB, Class B	88,649	281,600
*	Collector AB	4,625	22,782
	Concentric AB	21,100	621,007
Ω	Coor Service Management Holding AB	34,150	331,757
	Corem Property Group AB, Class B	147,943	491,039
	Dios Fastigheter AB	24,047	279,774

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Dometic Group AB	91,688	$1,337,311
*	Doro AB	10,581	82,317
*	Duni AB	10,324	143,780
Ω	Dustin Group AB	28,173	344,587
	Eastnine AB	3,292	57,299
	Elanders AB, Class B	5,924	102,229
	Electrolux AB, Class B	76,869	1,748,964
*	Electrolux Professional AB, Class B	113,936	880,273
	Elekta AB, Class B	238,240	2,774,170
*Ω	Eltel AB	21,941	44,688
*	Enea AB	4,907	135,327
	Eolus Vind AB, Class B	4,899	89,988
	Epiroc AB, Class A	112,386	2,796,329
	Epiroc AB, Class B	66,719	1,417,368
Ω	Evolution AB	11,588	1,881,217
	eWork Group AB	1,253	16,009
	Fabege AB	119,384	2,020,756
	Fagerhult AB	25,695	205,892
*	Fastighets AB Balder, Class B	11,536	836,452
	FastPartner AB, Class A	6,434	91,674
	FastPartner AB, Class D	201	1,884
	Fenix Outdoor International AG	1,612	237,318
	Ferronordic AB	5,205	178,027
	FormPipe Software AB	3,248	12,103
	G5 Entertainment AB	2,728	149,631
	GARO AB	7,190	180,758
	Getinge AB, Class B	84,115	3,764,301
	GHP Specialty Care AB	10,906	32,649
	Granges AB	41,556	453,247
*Ω	Green Landscaping Group AB	1,322	12,987
	H & M Hennes & Mauritz AB, Class B	111,691	2,101,224
*	Haldex AB	15,422	92,317
	Heba Fastighets AB, Class B	7,353	120,474
	Hexagon AB, Class B	143,475	2,309,043
	Hexatronic Group AB	10,696	469,417
	Hexpol AB	90,826	1,062,905
	HMS Networks AB	10,869	620,601
	Holmen AB, Class B	12,272	544,829
	Hufvudstaden AB, Class A	38,509	616,192
	Husqvarna AB, Class A	11,102	159,313
	Husqvarna AB, Class B	122,543	1,746,350
	ICA Gruppen AB	36,670	1,897,464
	Industrivarden AB, Class A	2,940	96,985
	Indutrade AB	64,155	1,870,211
	Instalco AB	18,799	999,334
*	International Petroleum Corp	3,960	22,366
	Intrum AB	35,606	1,010,658
	Inwido AB	19,539	358,224
*	ITAB Shop Concept AB	2,638	4,241
	JM AB	28,922	1,171,820
	Kabe Group AB, Class B	1,438	37,009
	Karnov Group AB	6,958	44,706
*	Karo Pharma AB	5,670	37,365
*	K-fast Holding AB	3,427	31,417
	Kindred Group PLC	172,474	2,423,651
	KNOW IT AB	7,822	314,880
	Kungsleden AB	51,096	702,708
	Lagercrantz Group AB, Class B	69,428	929,651
Ω	LeoVegas AB	18,258	69,095

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lifco AB, Class B	57,055	$1,663,626
	Lime Technologies AB	2,959	119,623
	Lindab International AB	25,338	830,143
	Loomis AB, Class B	22,206	599,287
*	Medcap AB	998	23,230
	Medicover AB, Class B	17,078	517,770
*	Medivir AB, Class B	11,208	12,800
*	Mekonomen AB	14,407	297,231
	Midsona AB, Class B	10,809	67,376
*	Millicom International Cellular SA	31,125	1,089,854
	MIPS AB	8,673	1,050,054
*	Modern Times Group MTG AB, Class B	40,195	460,910
	Momentum Group AB, Class B	8,296	213,135
Ω	Munters Group AB	22,053	163,195
	Mycronic AB	48,467	1,124,723
	NCC AB, Class B	34,545	598,539
	Nederman Holding AB	6,298	138,914
*	Nelly Group AB	5,034	17,451
*	Net Insight AB, Class B	152,223	57,294
*	New Wave Group AB, Class B	24,388	413,913
	Nibe Industrier AB, Class B	130,088	1,934,886
	Nobia AB	44,971	277,175
Ω	Nobina AB	23,570	225,765
*	Nordic Entertainment Group AB, Class B	47,095	2,730,938
	Nordic Waterproofing Holding AB	9,203	273,636
*	Note AB	3,542	74,611
	NP3 Fastigheter AB	6,447	229,002
	Nyfosa AB	60,949	1,028,722
	OEM International AB, Class B	13,834	311,198
*	Pandox AB, Class B	32,598	574,458
	Peab AB, Class B	108,710	1,366,445
	Platzer Fastigheter Holding AB, Class B	25,678	418,452
	Prevas AB, Class B	1,582	18,204
	Proact IT Group AB	11,094	111,875
	Probi AB	278	12,418
*	Qliro AB	5,033	15,803
	Ratos AB, Class B	136,088	783,487
*	RaySearch Laboratories AB	8,329	59,218
	Rejlers AB	3,847	65,817
Ω	Resurs Holding AB	50,452	271,882
	Rottneros AB	32,778	38,188
	Saab AB, Class B	33,754	941,001
	Sagax AB, Class A	309	12,062
	Sagax AB, Class B	13,326	521,572
	Samhallsbyggnadsbolaget i Norden AB	120,629	808,668
	Samhallsbyggnadsbolaget i Norden AB, Class D	17,400	63,307
	Sandvik AB	149,283	3,785,624
*Ω	Scandic Hotels Group AB	32,877	159,026
*	Sdiptech AB, Class B	1,428	74,456
	Sectra AB, Class B	39,045	950,215
	Securitas AB, Class B	177,186	2,935,383
	Semcon AB	4,539	65,080
*	Sensys Gatso Group AB	121,587	13,719
*	Serneke Group AB	2,734	16,255
*Ω	Sinch AB	25,013	476,117
	Skandinaviska Enskilda Banken AB, Class A	252,450	3,947,769
	Skandinaviska Enskilda Banken AB, Class C	2,325	37,245
	Skanska AB, Class B	140,324	3,567,862
	SKF AB, Class A	3,195	75,282

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	SKF AB, Class B	48,300	$1,121,776
*	SkiStar AB	14,822	309,189
	Svenska Cellulosa AB SCA, Class A	4,573	72,188
	Svenska Cellulosa AB SCA, Class B	95,228	1,487,943
	Svenska Handelsbanken AB, Class A	186,344	2,135,937
	Svenska Handelsbanken AB, Class B	4,821	60,908
	Sweco AB, Class B	44,232	704,320
	Swedbank AB, Class A	116,196	2,520,140
*	Swedish Orphan Biovitrum AB	73,355	1,993,446
	Systemair AB	32,584	314,503
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	554,533
	Telefonaktiebolaget LM Ericsson, Class A	10,606	116,199
	Telefonaktiebolaget LM Ericsson, Class B	530,867	5,794,628
	Telia Co. AB	464,509	1,829,629
	Tethys Oil AB	4,507	32,814
	TF Bank AB	960	23,135
Ω	Thule Group AB	59,126	3,416,331
	Trelleborg AB, Class B	38,671	885,088
	Troax Group AB	10,181	416,821
	VBG Group AB, Class B	5,040	97,374
	Vitec Software Group AB, Class B	9,313	549,659
	Vitrolife AB	14,729	958,607
	Volati AB	1,806	40,411
	Volvo AB, Class A	66,571	1,573,813
	Volvo AB, Class B	348,699	8,131,364
	Wallenstam AB, Class B	68,724	1,206,196
	Wihlborgs Fastigheter AB	61,076	1,448,005
	XANO Industri AB, Class B	414	16,764
*	XSpray Pharma AB	716	5,170

TOTAL SWEDEN			164,824,536

SWITZERLAND — (7.8%)
	ABB Ltd., Sponsored ADR	26,720	882,829
	ABB Ltd.	131,873	4,362,784
	Adecco Group AG	93,207	4,695,772
	Alcon, Inc.	58,451	4,872,475
	Alcon, Inc.	2,604	215,920
	Allreal Holding AG	5,944	1,257,131
	ALSO Holding AG	2,262	671,281
*	ams AG	83,919	1,661,455
*	APG SGA SA	642	145,094
*	Aryzta AG	236,138	308,778
*	Ascom Holding AG	20,796	323,701
	Bachem Holding AG, Class B	784	631,088
	Baloise Holding AG	21,498	3,425,922
	Banque Cantonale de Geneve	437	80,189
	Banque Cantonale Vaudoise	7,610	612,699
	Belimo Holding AG	4,096	2,381,355
	Bellevue Group AG	3,163	142,010
	Berner Kantonalbank AG	2,027	466,128
	BKW AG	4,782	633,553
*	Bobst Group SA	1,972	160,588
	Bossard Holding AG, Class A	2,335	857,601
	Bucher Industries AG	2,453	1,238,009
	Burckhardt Compression Holding AG	1,785	751,810
	Burkhalter Holding AG	2,570	186,049
	Bystronic AG	314	431,745
	Calida Holding AG	1,831	97,033
	Carlo Gavazzi Holding AG	182	50,185

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cembra Money Bank AG	12,097	$807,529
	Cicor Technologies Ltd.	223	14,281
	Cie Financiere Richemont SA	69,171	8,559,937
	Clariant AG	105,262	2,216,031
	Coltene Holding AG	1,811	228,988
	Comet Holding AG	759	282,417
*	COSMO Pharmaceuticals NV	115	8,749
	Credit Suisse Group AG	142,149	1,478,592
	Credit Suisse Group AG, Sponsored ADR	174,770	1,801,879
	Daetwyler Holding AG	911	354,413
	DKSH Holding AG	25,036	2,006,753
	dormakaba Holding AG	998	739,721
*	Dottikon Es Holding AG	350	128,530
*	Dufry AG	23,372	1,237,460
	EFG International AG	36,894	258,759
	Emmi AG	789	823,338
	EMS-Chemie Holding AG	1,138	1,128,810
	Energiedienst Holding AG	1,565	79,224
*	Feintool International Holding AG	280	16,520
*	Flughafen Zurich AG	8,344	1,506,818
	Fundamenta Real Estate AG	1,000	21,568
Ω	Galenica AG	33,959	2,487,391
*	GAM Holding AG	58,536	94,286
	Geberit AG	4,069	3,177,696
	Georg Fischer AG	807	1,221,033
	Givaudan SA	2,375	11,190,847
	Gurit Holding AG	97	168,392
	Helvetia Holding AG	17,397	2,070,084
	Hiag Immobilien Holding AG	213	22,552
	Huber & Suhner AG	7,584	674,597
*	Implenia AG	6,444	131,430
*	Ina Invest Holding AG	1,289	26,009
	Inficon Holding AG	331	424,708
	Interroll Holding AG	230	1,115,844
	Intershop Holding AG	436	272,714
	Investis Holding SA	1,724	191,932
	Julius Baer Group Ltd.	97,063	7,020,769
*	Jungfraubahn Holding AG	1,088	170,777
	Kardex Holding AG	2,312	713,117
*	Komax Holding AG	858	218,696
	Kudelski SA	3,540	14,115
	Kuehne + Nagel International AG	13,429	4,229,469
	Landis+Gyr Group AG	6,776	465,834
*	Lastminute.com NV	1,649	79,040
	LEM Holding SA	78	189,105
	Liechtensteinische Landesbank AG	5,160	304,645
	Logitech International SA	50,736	4,244,216
	Logitech International SA	14,496	1,203,603
	Luzerner Kantonalbank AG	732	338,297
*Ω	Medacta Group SA	449	75,176
*Ω	Medartis Holding AG	941	123,747
*Ω	Medmix AG	8,243	394,099
*	Meier Tobler Group AG	2,096	44,286
	Metall Zug AG	56	126,968
	Mobilezone Holding AG	15,152	203,894
	Mobimo Holding AG	2,571	866,469
	Novartis AG, Sponsored ADR	166,945	13,816,368
	Novartis AG	25,021	2,069,555
	OC Oerlikon Corp. AG	81,857	833,443

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Orascom Development Holding AG	3,667	$43,226
	Partners Group Holding AG	4,629	8,086,651
	Peach Property Group AG	3,643	246,693
	Phoenix Mecano AG	255	124,088
	Plazza AG, Class A	212	77,106
	PSP Swiss Property AG	17,199	2,149,978
*	Rieter Holding AG	1,329	275,871
	Roche Holding AG	5,705	2,453,852
	Roche Holding AG	124,582	48,262,315
	Schaffner Holding AG	38	11,800
	Schindler Holding AG	3,862	991,479
	Schweiter Technologies AG	400	574,115
*Ω	Sensirion Holding AG	2,856	411,610
	SFS Group AG	5,636	759,138
	SGS SA	1,158	3,428,281
	SIG Combibloc Group AG	121,937	3,188,981
	Sika AG	34,235	11,598,120
	Softwareone Holding AG	20,072	465,106
	Sonova Holding AG	11,706	4,850,633
	St Galler Kantonalbank AG	943	434,624
	Stadler Rail AG	7,255	318,631
	Straumann Holding AG	1,700	3,538,885
	Sulzer AG	8,243	810,328
	Swatch Group AG	8,743	2,406,463
	Swatch Group AG	15,935	847,730
	Swiss Life Holding AG	11,269	6,181,793
	Swiss Prime Site AG	27,862	2,832,626
	Swiss Re AG	64,602	6,258,351
*	Swiss Steel Holding AG	87,913	33,757
	Swisscom AG	16,582	9,029,302
	Swissquote Group Holding SA	3,892	789,489
	Tecan Group AG	3,303	2,023,755
	Temenos AG	28,195	4,316,556
*	TX Group AG	1,266	209,150
*	u-blox Holding AG	1,411	103,260
	UBS Group AG	266,864	4,857,639
*	UBS Group AG	42,511	771,575
	Valiant Holding AG	6,584	651,698
*	Valora Holding AG	1,674	318,578
	Varia U.S. Properties AG	791	36,473
Ω	VAT Group AG	10,132	4,843,406
	Vaudoise Assurances Holding SA	395	199,039
	Vifor Pharma AG	27,278	3,522,293
	Vontobel Holding AG	16,069	1,488,135
	VZ Holding AG	4,260	432,466
*	V-ZUG Holding AG	1,071	150,694
	Walliser Kantonalbank	563	62,163
	Warteck Invest AG	26	68,451
	Ypsomed Holding AG	1,162	192,387
	Zehnder Group AG	2,466	265,438
	Zug Estates Holding AG, Class B	89	192,431
	Zuger Kantonalbank AG	23	164,872
	Zurich Insurance Group AG	24,094	10,678,956

TOTAL SWITZERLAND			273,289,141

UNITED KINGDOM — (12.8%)
	3i Group PLC	213,318	3,983,718
	4imprint Group PLC	10,519	411,568
	888 Holdings PLC	189,309	991,315

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Abcam PLC	9,680	$220,240
	Abrdn Plc	841,723	2,925,913
	Admiral Group PLC	44,767	1,758,544
	Advanced Medical Solutions Group PLC	30,155	134,485
	Afren PLC	43,528	0
	AG Barr PLC	27,002	183,125
	AJ Bell PLC	66,418	372,279
Ω	Alfa Financial Software Holdings PLC	19,603	51,593
	Alliance Pharma PLC	71,752	100,870
	Antofagasta PLC	35,144	685,492
*	AO World PLC	32,606	65,379
	Aptitude Software Group PLC	5,495	47,606
*	Ascential PLC	114,786	633,835
	Ashmore Group PLC	184,764	853,672
	Ashtead Group PLC	86,943	7,286,704
*	ASOS PLC	43,836	1,488,267
*Ω	Aston Martin Lagonda Global Holdings PLC	10,060	234,822
	AstraZeneca PLC, Sponsored ADR	246,088	15,350,969
	AstraZeneca PLC	31,073	3,887,273
Ω	Auto Trader Group PLC	478,735	3,968,922
Ω	Avast PLC	328,476	2,513,805
	AVEVA Group PLC	9,660	470,402
	Aviva PLC	1,071,966	5,784,241
	Avon Protection PLC	10,138	269,394
	B&M European Value Retail SA	435,700	3,774,783
*	Babcock International Group PLC	186,427	814,162
	BAE Systems PLC	479,064	3,612,220
Ω	Bakkavor Group PLC	17,249	29,736
	Balfour Beatty PLC	166,602	579,210
	Bank of Georgia Group PLC	7,628	158,299
	Barclays PLC, Sponsored ADR	281,451	3,149,437
	Barratt Developments PLC	276,395	2,509,134
*	Beazley PLC	216,094	1,149,384
	Begbies Traynor Group PLC	34,007	67,359
	Bellway PLC	45,094	2,046,089
	Berkeley Group Holdings PLC	52,422	3,126,899
	Bloomsbury Publishing PLC	32,035	158,242
*	Boohoo Group PLC	332,375	826,703
	Braemar Shipping Services PLC	3,084	10,587
	Brewin Dolphin Holdings PLC	109,121	562,399
	Britvic PLC	133,414	1,619,609
	Brooks Macdonald Group PLC	412	15,737
*	BT Group PLC	2,498,884	4,747,452
	Bunzl PLC	64,327	2,377,531
	Burberry Group PLC	161,119	4,258,225
	Burford Capital Ltd.	54,287	556,714
*	Bytes Technology Group PLC	53,323	390,145
*	C&C Group PLC	117,008	414,116
*	Capita PLC	467,669	303,545
*	Card Factory PLC	138,000	89,262
	Carr’s Group PLC	24,999	50,127
	Castings PLC	1,710	8,421
	Central Asia Metals PLC	27,437	91,965
*	CentralNic Group PLC	7,552	13,964
	Chemring Group PLC	90,646	361,442
	Chesnara PLC	65,144	257,025
*	Circassia Group PLC	9,031	5,299
	Clarkson PLC	10,758	589,548
	Clinigen Group PLC	35,029	294,099

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Clipper Logistics PLC	16,796	$164,919
	Close Brothers Group PLC	44,402	874,655
	CLS Holdings PLC	54,698	167,362
Ω	CMC Markets PLC	29,164	100,201
	CNH Industrial NV	186,079	3,181,263
	Coca-Cola HBC AG	20,808	721,209
*	Compass Group PLC	236,855	5,026,210
	Computacenter PLC	54,832	2,015,871
Ω	ConvaTec Group PLC	365,325	1,069,024
*	Costain Group PLC	23,192	16,971
*Ω	Countryside Properties PLC	169,219	1,089,286
	Crest Nicholson Holdings PLC	124,972	609,963
	Croda International PLC	24,618	3,186,291
	Currys PLC	539,022	896,261
	Daily Mail & General Trust PLC, Class A	42,898	608,875
	DCC PLC	48,001	4,005,221
*	De La Rue PLC	55,351	126,950
	Dechra Pharmaceuticals PLC	14,437	1,009,279
*	DFS Furniture PLC	68,888	257,157
	Diageo PLC, Sponsored ADR	71,872	14,350,682
	Diageo PLC	21,285	1,058,965
*	Dialight PLC	4,837	22,955
*	Dignity PLC	10,046	97,344
	Diploma PLC	49,185	2,021,362
	Direct Line Insurance Group PLC	402,760	1,609,792
	DiscoverIE Group PLC	21,648	310,088
	Domino’s Pizza Group PLC	133,192	705,580
	dotdigital group PLC	83,180	273,737
	Drax Group PLC	139,742	1,016,319
	DS Smith PLC	413,770	2,170,503
	Dunelm Group PLC	37,760	662,061
Ω	DWF Group PLC	18,928	29,325
	EKF Diagnostics Holdings PLC	33,900	37,373
	Electrocomponents PLC	298,960	4,599,675
*	Elementis PLC	171,905	327,720
	EMIS Group PLC	38,383	708,780
*	Entain PLC	170,958	4,790,435
	Epwin Group PLC	23,535	35,962
*Ω	Equiniti Group PLC	157,291	384,050
*	Ergomed PLC	722	14,198
*	Esken Ltd.	93,715	17,300
	Euromoney Institutional Investor PLC	28,035	400,992
	Experian PLC	208,765	9,572,125
*	FD Technologies PLC	320	9,138
	FDM Group Holdings PLC	45,063	740,420
	Ferguson PLC	55,833	8,400,796
	Fevertree Drinks PLC	27,257	848,150
*	Flowtech Fluidpower PLC	100	184
Ω	Forterra PLC	21,426	75,957
	Foxtons Group PLC	75,922	48,892
*	Frasers Group PLC	90,675	799,262
	Fresnillo PLC	34,140	401,779
*	Frontier Developments PLC	5,954	200,607
*	Fuller Smith & Turner PLC, Class A	7,041	65,415
*Ω	Funding Circle Holdings PLC	29,473	63,249
	Future PLC	35,054	1,691,105
	Galliford Try Holdings PLC	39,810	109,195
	Games Workshop Group PLC	11,501	1,519,073
	Gamma Communications PLC	16,636	411,287

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	GB Group PLC	21,132	$256,903
	Genuit Group PLC	40,728	369,550
	GlaxoSmithKline PLC, Sponsored ADR	119,518	5,059,197
	GlaxoSmithKline PLC	144,060	2,990,805
*	Go-Ahead Group PLC	12,828	138,158
	Grafton Group PLC	72,119	1,324,646
	Grainger PLC	260,760	1,096,715
*	Greencore Group PLC	154,457	273,100
*Ω	Gym Group PLC	27,078	95,722
	Halfords Group PLC	83,365	303,797
	Halma PLC	64,182	2,602,792
	Hargreaves Lansdown PLC	111,131	2,338,524
	Harworth Group PLC	28,419	65,901
	Hays PLC	887,578	2,011,474
	Headlam Group PLC	10,921	67,936
	Helical PLC	46,616	293,819
*	Helios Towers PLC	133,692	282,604
	Henry Boot PLC	14,954	57,393
	Hikma Pharmaceuticals PLC	37,897	1,249,157
	Hill & Smith Holdings PLC	29,641	743,885
	Hilton Food Group PLC	35,724	571,361
	Hiscox Ltd.	89,765	1,021,288
	Hochschild Mining PLC	98,240	191,514
*	Hollywood Bowl Group PLC	53,900	175,382
	HomeServe PLC	121,201	1,415,809
*Ω	Hostelworld Group PLC	52,387	51,642
	Howden Joinery Group PLC	278,123	3,501,080
	HSBC Holdings PLC	52,879	318,605
	HSBC Holdings PLC, Sponsored ADR	241,291	7,255,620
*Ω	HSS Hire Group PLC	62,999	15,517
*	Hyve Group PLC	49,874	74,204
Ω	Ibstock PLC	31,885	87,084
	IDOX PLC	161,469	158,331
	IG Group Holdings PLC	160,420	1,740,665
	IMI PLC	109,845	2,453,052
	Impax Asset Management Group PLC	13,885	208,468
	Inchcape PLC	220,891	2,493,105
*	Indivior PLC	391,367	1,306,198
*	Informa PLC	166,938	1,187,589
	Intermediate Capital Group PLC	70,662	2,119,517
	Intertek Group PLC	25,350	1,697,637
	Investec PLC	153,498	695,187
	iomart Group PLC	30,153	60,395
	IP Group PLC	322,507	532,239
*	ITV PLC	1,963,925	2,890,501
*	IWG PLC	316,840	1,343,838
*	J D Wetherspoon PLC	19,539	274,231
	J Sainsbury PLC	974,057	3,989,600
*	James Fisher & Sons PLC	8,525	47,849
	James Halstead PLC	2,272	17,267
	JD Sports Fashion PLC	166,377	2,479,830
*	John Menzies PLC	20,176	82,242
*	John Wood Group PLC	406,831	1,186,335
	Johnson Matthey PLC	95,658	3,575,268
*	Johnson Service Group PLC	81,237	147,842
*	Joules Group PLC	3,174	8,697
	Jupiter Fund Management PLC	198,450	679,703
*Ω	Just Eat Takeaway.com NV	1,499	107,681
*Ω	Just Eat Takeaway.com NV	14,627	1,048,416

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Just Group PLC	613,795	$767,984
	Kainos Group PLC	43,777	1,186,247
	Keller Group PLC	21,231	267,355
	Keywords Studios PLC	13,718	530,370
*	Kier Group PLC	27,674	40,344
*	Kin & Carta PLC	44,135	161,312
	Kingfisher PLC	665,021	3,052,174
*	Lamprell PLC	132,019	74,193
	Lancashire Holdings Ltd.	69,075	476,766
	Learning Technologies Group PLC	74,652	200,182
	Legal & General Group PLC	1,343,832	5,299,781
*	Liberty Global PLC, Class A	1,556	44,707
*	Liberty Global PLC, Class C	3,809	109,852
	Lloyds Banking Group PLC	6,635,337	4,541,097
	Lloyds Banking Group PLC, ADR	256,159	696,752
	London Stock Exchange Group PLC	14,802	1,440,882
*	Lookers PLC	126,250	110,309
	LSL Property Services PLC	36,243	218,611
Ω	Luceco PLC	35,071	182,169
*	M&C Saatchi PLC	1,389	3,085
	M&G PLC	1,451,041	3,964,388
	Macfarlane Group PLC	52,358	93,758
	Man Group PLC	569,143	1,807,721
*	Marks & Spencer Group PLC	695,893	1,749,298
	Marshalls PLC	80,474	779,455
*	McBride PLC	67,145	64,198
	Mears Group PLC	56,029	151,936
	Medica Group PLC	15,713	35,351
*	Mediclinic International PLC	82,029	375,309
*	Meggitt PLC	193,117	1,982,695
	Melrose Industries PLC	539,263	1,163,484
*	Metro Bank PLC	14,747	21,401
	Micro Focus International PLC, Sponsored ADR	10,594	52,017
	Micro Focus International PLC	112,969	553,602
	Midwich Group PLC	8,550	77,709
	MJ Gleeson PLC	7,599	79,383
	Mondi PLC	64,335	1,606,686
	Moneysupermarket.com Group PLC	308,214	894,820
	Morgan Sindall Group PLC	20,249	627,343
	Mortgage Advice Bureau Holdings Ltd.	5,537	101,035
*	Motorpoint group PLC	30,228	148,214
*	N Brown Group PLC	88,702	52,573
*	Naked Wines PLC	16,093	163,718
	National Grid PLC	104,084	1,332,645
	National Grid PLC, Sponsored ADR	47,640	3,052,798
	Natwest Group PLC	349,158	1,052,772
	NCC Group PLC	103,129	350,603
*Ω	Network International Holdings PLC	1,709	7,538
	Next Fifteen Communications Group PLC	25,805	434,875
	Next PLC	25,882	2,820,864
	Nichols PLC	547	8,765
	Ninety One PLC	69,107	245,372
	Numis Corp. PLC	16,616	76,473
*	Ocado Group PLC	22,893	565,013
*Ω	On the Beach Group PLC	42,302	172,648
	OSB Group PLC	142,937	985,980
	Oxford Instruments PLC	21,482	675,899
	Pagegroup PLC	217,313	1,971,845
	Paragon Banking Group PLC	103,576	776,465

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Parkmead Group PLC	16,250	$10,263
	PayPoint PLC	38,685	365,036
	Pearson PLC	97,772	804,529
	Pearson PLC, Sponsored ADR	106,066	878,226
*	Pendragon PLC	896,400	225,490
	Persimmon PLC	78,198	2,913,524
*	Petrofac Ltd.	136,103	241,054
	Petrofac Ltd.	34,026	6,752
*	Petropavlovsk PLC	256,830	83,218
	Pets at Home Group PLC	128,843	850,227
	Phoenix Group Holdings PLC	240,352	2,158,007
*	Playtech PLC	141,116	1,342,560
	Polar Capital Holdings PLC	28,738	326,547
	Porvair PLC	1,478	13,930
*	PPHE Hotel Group Ltd.	1,760	33,574
	Premier Foods PLC	250,022	375,267
*	Provident Financial PLC	102,823	519,458
	Prudential PLC, ADR	66,773	2,757,725
	Prudential PLC	38,410	783,869
*	PureTech Health PLC	50,600	243,928
	PZ Cussons PLC	33,538	98,530
	QinetiQ Group PLC	172,302	635,784
Ω	Quilter PLC	733,072	1,560,805
*	Rank Group PLC	46,316	104,086
	Rathbone Brothers PLC	16,912	454,702
	Reach PLC	119,382	517,744
	Reckitt Benckiser Group PLC	88,561	7,189,630
	Redde Northgate PLC	138,978	756,046
	Redrow PLC	134,805	1,186,927
	RELX PLC, Sponsored ADR	341,583	10,653,967
	RELX PLC	28,808	893,261
	RELX PLC	62,004	1,923,361
	Renew Holdings PLC	42,295	441,131
	Renishaw PLC	7,437	511,732
	Rentokil Initial PLC	346,789	2,791,285
*	Restaurant Group PLC	108,708	131,117
	Ricardo PLC	18,467	106,286
	Rightmove PLC	351,193	3,319,675
	Rio Tinto PLC	35,300	2,201,007
	Rio Tinto PLC, Sponsored ADR	24,745	1,565,616
	RM PLC	23,732	67,593
	Robert Walters PLC	31,411	365,556
*	Rolls-Royce Holdings PLC	957,064	1,727,347
	Rotork PLC	359,956	1,740,065
	Royal Mail PLC	322,380	1,858,463
	RPS Group PLC	113,320	195,643
	RWS Holdings PLC	52,018	441,815
	S&U PLC	1,318	52,289
*	S4 Capital PLC	29,412	292,095
Ω	Sabre Insurance Group PLC	78,716	210,850
	Sage Group PLC	248,460	2,416,402
	Savills PLC	92,008	1,789,472
	Schroders PLC	21,213	1,050,761
	Schroders PLC	6,788	229,424
	ScS Group PLC	3,909	13,712
	Secure Trust Bank PLC	32	536
*	Senior PLC	117,411	257,788
	Severfield PLC	80,947	79,360
	Severn Trent PLC	79,737	2,986,331

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	SIG PLC	202,918	$144,118
	Sirius Real Estate Ltd.	126,378	233,446
	Smart Metering Systems PLC	20,022	223,272
	Smith & Nephew PLC, Sponsored ADR	31,573	1,097,162
	Smith & Nephew PLC	32,916	568,462
	Smiths Group PLC	90,747	1,684,995
	Smiths News PLC	42,736	22,237
	Softcat PLC	63,856	1,697,128
*	SolGold PLC	103,298	39,158
	Spectris PLC	18,310	942,089
	Speedy Hire PLC	234,031	203,980
	Spirax-Sarco Engineering PLC	11,165	2,383,394
*Ω	Spire Healthcare Group PLC	109,325	352,566
	Spirent Communications PLC	252,815	992,707
*	SSP Group PLC	302,303	1,065,037
	St. James’s Place PLC	320,054	6,914,074
	Standard Chartered PLC	201,260	1,361,121
	SThree PLC	85,392	688,186
	Strix Group PLC	35,702	142,494
*	Studio Retail Group PLC	11,005	38,892
	STV Group PLC	11,534	54,484
*	Superdry PLC	28,746	113,876
	Synthomer PLC	146,230	1,013,454
	Tatton Asset Management PLC	6,054	45,160
	Taylor Wimpey PLC	1,381,125	2,922,197
	TBC Bank Group PLC	6,129	131,481
	TClarke PLC	8,800	19,371
*	Ted Baker PLC	41,537	76,687
	Telecom Plus PLC	40,328	688,719
	Tesco PLC	1,767,335	6,525,472
*	Topps Tiles PLC	74,684	64,125
	TP ICAP Group PLC	113,523	241,080
	Travis Perkins PLC	68,588	1,450,018
	Trellus Health Ltd.	2,022	0
*	Tremor International Ltd.	1,199	11,161
	Tribal Group PLC	8,172	10,836
	Trifast PLC	15,252	28,112
	TT Electronics PLC	28,350	98,823
	Tyman PLC	32,170	164,263
*	U & I Group PLC	76,204	89,743
*	ULS Technology PLC	9,798	9,959
	Ultra Electronics Holdings PLC	27,897	1,236,161
	Unilever PLC, Sponsored ADR	365,775	19,598,225
	Unilever PLC	32,472	1,738,612
	Unilever PLC	57,621	3,084,657
	United Utilities Group PLC	236,147	3,356,390
*	Vertu Motors PLC	143,701	120,610
	Vesuvius PLC	43,783	282,302
	Victrex PLC	25,118	785,453
*	Virgin Money UK PLC	241,932	672,161
	Vistry Group PLC	89,988	1,506,913
	Vitec Group PLC	10,881	213,810
Ω	Vivo Energy PLC	90,297	130,606
	Vodafone Group PLC	2,374,800	3,500,102
	Vodafone Group PLC, Sponsored ADR	165,888	2,480,028
	Volex PLC	18,288	112,432
	Volution Group PLC	45,418	306,304
	Vp PLC	2,934	40,379
*Ω	Watches of Switzerland Group PLC	36,182	561,822

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Watkin Jones PLC	131,193	$432,802
Weir Group PLC	56,779	1,346,841
* WH Smith PLC	44,153	945,156
* Whitbread PLC	2,481	110,994
Wickes Group PLC	123,876	364,543
Wilmington PLC	6,622	21,726
WPP PLC, Sponsored ADR	10,105	731,198
WPP PLC	147,665	2,134,464
* Xaar PLC	29,893	70,543
XP Power Ltd.	5,216	374,588
* Young & Co’s Brewery PLC, Class A	2,037	41,408
Zotefoams PLC	1,500	7,411

TOTAL UNITED KINGDOM		447,349,348

UNITED STATES — (0.0%)
* Arko Corp.	7,299	69,758
* Gaming Innovation Group, Inc.	5,556	11,892
* Jackson Financial, Inc., Class A	3,338	90,360
* Jackson Financial, Inc., Class A	960	26,083

TOTAL UNITED STATES		198,093

TOTAL COMMON STOCKS		3,350,223,652

PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
Catapult Group International Ltd.	4,617	6,148

GERMANY — (0.4%)
Bayerische Motoren Werke AG	12,998	1,107,972
Biotest AG	2,084	100,831
Draegerwerk AG & Co. KGaA	4,110	323,824
FUCHS PETROLUB SE	28,248	1,354,796
Henkel AG & Co. KGaA	14,355	1,286,029
Jungheinrich AG	27,858	1,412,750
Porsche Automobil Holding SE	19,957	2,077,053
Sartorius AG	6,281	4,068,439
Schaeffler AG	6,250	49,663
Sixt SE	7,672	760,136
STO SE & Co. KGaA	1,344	302,504
Villeroy & Boch AG	866	23,999

TOTAL GERMANY		12,867,996

TOTAL PREFERRED STOCKS		12,874,144

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights Exp 07/26/21	17,925	0
* Porr AG Rights 11/03/21	4,365	712

TOTAL AUSTRIA		712

GERMANY — (0.0%)
* Borussia Dortmund GmbH & Co. KGaA Rights Exp 10/04/21	3	0

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/30	1,134	0

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
NEW ZEALAND — (0.0%)
* Arvida Group Ltd. Rights 11/08/21	1,454	$156

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants 04/16/23	210,168	0

TOTAL RIGHTS/WARRANTS		868

TOTAL INVESTMENT SECURITIES (Cost $2,469,658,082)		3,363,098,664

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	12,128,983	140,332,333

TOTAL INVESTMENTS — (100.0%) (Cost $2,609,976,784)		$3,503,430,997

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$53,851	$171,905,371	$6	$171,959,228
Austria	—	11,827,881	—	11,827,881
Belgium	739,129	33,222,659	—	33,961,788
Canada	295,484,530	259,186	—	295,743,716
China	—	123,288	—	123,288
Denmark	1,615,056	102,597,767	—	104,212,823
Finland	—	66,475,987	—	66,475,987
France	325,171	324,916,393	254	325,241,818
Germany	4,299,393	229,564,563	—	233,863,956
Hong Kong	20,122	56,695,561	10,879	56,726,562
Ireland	—	18,799,260	—	18,799,260
Israel	3,161,154	20,348,720	—	23,509,874
Italy	7,407,887	70,590,242	—	77,998,129
Japan	3,931,975	713,855,295	—	717,787,270
Netherlands	50,950,677	139,132,204	—	190,082,881
New Zealand	20,102	13,837,844	—	13,857,946
Norway	8,411	30,836,042	—	30,844,453
Portugal	—	5,523,146	—	5,523,146
Singapore	354,587	20,479,175	18,739	20,852,501
Spain	1,800,669	63,369,358	—	65,170,027
Sweden	576,899	164,247,637	—	164,824,536
Switzerland	23,742,828	249,546,313	—	273,289,141
United Kingdom	88,884,178	358,465,170	—	447,349,348
United States	116,443	81,650	—	198,093
Preferred Stocks
Australia	—	6,148	—	6,148
Germany	—	12,867,996	—	12,867,996
Rights/Warrants
Austria	—	712	—	712
New Zealand	—	156	—	156
Securities Lending Collateral	—	140,332,333	—	140,332,333

TOTAL	$483,493,062	$3,019,908,057	$29,878^	$3,503,430,997

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (5.8%)
*	A2B Australia Ltd.	22,390	$22,449
	Accent Group Ltd.	97,187	181,963
	Adairs Ltd.	37,884	105,735
*	Afterpay Ltd.	1,053	97,549
*	Alkane Resources Ltd.	15,703	10,534
*	Alliance Aviation Services Ltd.	20,675	58,086
	ALS Ltd.	94,373	946,541
	Altium Ltd.	17,452	486,154
#*	AMA Group Ltd.	133,227	48,950
*	AMP Ltd.	854,832	699,380
	Ampol Ltd.	32,248	745,937
	Ansell Ltd.	36,738	879,605
	APA Group	59,830	371,224
	Appen Ltd.	5,001	40,751
*	Arafura Resources Ltd.	329,110	54,891
	ARB Corp. Ltd.	12,089	445,248
*	Ardent Leisure Group Ltd.	124,631	140,888
	ASX Ltd.	3,881	244,068
	Atlas Arteria Ltd.	86,226	405,232
	AUB Group Ltd.	5,626	92,724
#*	Aurelia Metals Ltd.	207,134	58,920
	Australia & New Zealand Banking Group Ltd.	162,191	3,451,501
*	Australian Agricultural Co. Ltd.	85,892	102,174
	Australian Ethical Investment Ltd.	5,379	55,586
	Australian Finance Group Ltd.	38,224	75,972
	Australian Pharmaceutical Industries Ltd.	117,548	133,514
*	Australian Strategic Materials Ltd.	9,973	80,138
	Auswide Bank Ltd.	5,787	29,878
	AVJennings Ltd.	17,132	7,865
	Baby Bunting Group Ltd.	18,497	82,435
	Bank of Queensland Ltd.	162,610	1,082,645
	Bapcor Ltd.	92,223	556,257
	Base Resources Ltd.	44,322	10,172
	Bega Cheese Ltd.	69,864	286,161
	Bell Financial Group Ltd.	31,306	43,019
	Bendigo & Adelaide Bank Ltd.	137,911	965,916
	Blackmores Ltd.	1,637	116,835
	BlueScope Steel Ltd.	105,469	1,648,070
	Brambles Ltd.	100,109	759,496
	Bravura Solutions Ltd.	50,452	106,281
	Breville Group Ltd.	15,890	353,677
	BWX Ltd.	32,722	115,023
	Capitol Health Ltd.	196,117	50,032
	Cardno Ltd.	56,221	64,374
#*	Carnarvon Petroleum Ltd.	154,128	39,540
	Carsales.com Ltd.	44,898	840,228
	Cash Converters International Ltd.	147,100	32,198
	Cedar Woods Properties Ltd.	20,812	93,757
	Challenger Ltd.	152,380	800,426
*	Champion Iron Ltd.	56,493	188,701
*	City Chic Collective Ltd.	27,394	128,192
#	Class Ltd.	13,530	29,764
	Cleanaway Waste Management Ltd.	424,996	864,339
	Clinuvel Pharmaceuticals Ltd.	4,761	139,517
	Cochlear Ltd.	3,412	570,698
	Codan Ltd.	39,633	302,221
	Coles Group Ltd.	78,172	1,013,029

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Collection House Ltd.	41,771	$5,039
	Collins Foods Ltd.	35,393	343,617
	Commonwealth Bank of Australia	53,729	4,258,679
	Computershare Ltd.	63,966	910,196
*	Corporate Travel Management Ltd.	9,954	184,421
	Costa Group Holdings Ltd.	88,027	194,634
	Credit Corp. Group Ltd.	8,946	212,805
	CSR Ltd.	148,769	667,853
	Data#3 Ltd.	28,001	119,999
*	De Grey Mining Ltd.	37,550	31,237
*	Decmil Group Ltd.	28,204	6,703
*	Deep Yellow Ltd.	18,458	13,936
	Deterra Royalties Ltd.	67,909	199,749
#	Dicker Data Ltd.	10,375	117,643
	Domain Holdings Australia Ltd.	6,824	29,642
	Domino’s Pizza Enterprises Ltd.	10,129	1,039,013
	Eagers Automotive Ltd.	33,965	381,612
*	Eclipx Group Ltd.	94,515	178,339
	Elanor Investor Group	20,923	33,867
	Elders Ltd.	29,542	268,380
	Emeco Holdings Ltd.	117,846	98,067
*	EML Payments Ltd.	36,508	81,913
	Enero Group Ltd.	4,540	13,544
	Estia Health Ltd.	58,859	93,079
*	EVENT Hospitality & Entertainment Ltd.	20,358	252,005
	Evolution Mining Ltd.	233,419	633,718
	Finbar Group Ltd.	8,281	5,186
	Fleetwood Ltd.	27,378	49,217
#*	Flight Centre Travel Group Ltd.	16,150	244,382
	Fortescue Metals Group Ltd.	243,714	2,539,509
*	G8 Education Ltd.	258,087	214,501
	Genworth Mortgage Insurance Australia Ltd.	115,071	199,906
#	Gold Road Resources Ltd.	219,838	228,014
	GR Engineering Services Ltd.	5,972	7,924
	GrainCorp Ltd., Class A	56,259	267,377
	Grange Resources Ltd.	136,583	58,910
*	GTN Ltd.	1,005	390
	GUD Holdings Ltd.	27,844	257,708
	GWA Group Ltd.	56,704	116,401
	Hansen Technologies Ltd.	30,144	143,948
	Harvey Norman Holdings Ltd.	123,169	462,082
*	Helloworld Travel Ltd.	7,605	15,605
	HT&E Ltd.	64,154	92,939
	HUB24 Ltd.	3,024	72,651
#*	Humm Group Ltd.	108,774	72,579
*	Huon Aquaculture Group Ltd.	7,569	21,926
	IDP Education Ltd.	26,622	753,218
	IGO Ltd.	154,721	1,132,993
	Iluka Resources Ltd.	110,892	791,147
	Imdex Ltd.	101,591	219,531
*	Immutep Ltd.	53,922	23,350
	Immutep Ltd.	1,814	778
	Incitec Pivot Ltd.	433,377	980,553
	Infomedia Ltd.	73,305	76,358
#	Inghams Group Ltd.	73,586	206,414
	Insurance Australia Group Ltd.	137,956	499,882
	Intega Group Ltd.	56,221	38,123
	Integral Diagnostics Ltd.	27,045	95,643
*	Integrated Research Ltd.	16,999	19,481

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	InvoCare Ltd.	15,584	$133,521
*	ioneer Ltd.	34,114	17,656
	IOOF Holdings Ltd.	130,749	404,679
	IPH Ltd.	36,537	237,317
	IRESS Ltd.	40,437	368,637
	IVE Group Ltd.	23,613	31,834
	James Hardie Industries PLC	25,952	1,019,556
*	Japara Healthcare Ltd.	51,658	54,404
	JB Hi-Fi Ltd.	30,569	1,167,105
	Johns Lyng Group Ltd.	24,932	121,859
	Jumbo Interactive Ltd.	6,105	77,023
	Jupiter Mines Ltd.	187,826	33,212
*	Kingsgate Consolidated Ltd.	33,671	40,808
#	Kogan.com Ltd.	4,740	35,731
	Lendlease Corp. Ltd.	58,419	462,807
	Lifestyle Communities Ltd.	18,557	306,383
	Link Administration Holdings Ltd.	117,887	388,151
	Lovisa Holdings Ltd.	11,337	186,868
	Lycopodium Ltd.	1,624	5,374
*	Lynas Rare Earths Ltd.	62,680	349,660
	MA Financial Group Ltd.	3,638	22,446
	MACA Ltd.	83,592	48,260
	Macmahon Holdings Ltd.	237,156	36,689
	Macquarie Group Ltd.	15,613	2,323,533
	Magellan Financial Group Ltd.	16,032	421,739
*	MaxiPARTS Ltd.	2,254	6,281
	McMillan Shakespeare Ltd.	27,118	280,597
	McPherson’s Ltd.	35,328	25,732
	Medibank Pvt Ltd.	306,421	770,076
	Medusa Mining Ltd.	45,149	25,981
*	Megaport Ltd.	1,091	14,765
#*	Mesoblast Ltd.	55,890	67,270
#*	Metals X Ltd.	186,167	50,781
	Michael Hill International Ltd.	22,149	16,402
	Mineral Resources Ltd.	36,725	1,079,652
	MNF Group Ltd.	9,613	51,576
#	Monadelphous Group Ltd.	21,451	163,615
	Monash IVF Group Ltd.	62,135	44,058
	Money3 Corp. Ltd.	43,029	107,977
	Mount Gibson Iron Ltd.	137,627	43,804
*	Myer Holdings Ltd.	244,786	99,840
	MyState Ltd.	23,909	93,798
*	Nanosonics Ltd.	7,694	34,578
	National Australia Bank Ltd.	196,526	4,272,863
	Navigator Global Investments Ltd.	29,512	41,763
*	Nearmap Ltd.	29,831	49,969
*	Neometals Ltd.	32,125	25,137
	Netwealth Group Ltd.	21,967	288,709
*	New Century Resources Ltd.	102,823	11,998
#	New Energy Solar	35,311	21,320
	Newcrest Mining Ltd.	62,678	1,174,325
	nib holdings Ltd.	93,010	468,346
	Nick Scali Ltd.	15,205	165,780
	Nickel Mines Ltd.	121,953	96,601
	Nine Entertainment Co. Holdings Ltd.	359,765	753,441
	Northern Star Resources Ltd.	155,650	1,077,539
	NRW Holdings Ltd.	154,462	214,220
*	Nufarm Ltd.	86,435	284,651
	OFX Group Ltd.	40,584	48,677

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	OM Holdings Ltd.	98,157	$79,985
#*	Omni Bridgeway Ltd.	18,848	44,292
*	oOh!media Ltd.	191,969	263,497
	Orica Ltd.	59,560	683,706
*	Orocobre Ltd.	40,558	273,904
	Orora Ltd.	264,618	661,981
	Over the Wire Holdings Ltd.	3,243	13,194
	OZ Minerals Ltd.	87,692	1,668,065
	Pacific Current Group Ltd.	12,386	70,948
	Pact Group Holdings Ltd.	47,849	111,819
*	Panoramic Resources Ltd.	433,565	78,622
*	Pantoro Ltd.	66,119	10,886
	Peet Ltd.	95,638	77,416
	Pendal Group Ltd.	70,295	355,552
	People Infrastructure Ltd.	3,924	13,117
	Perenti Global Ltd.	188,216	145,710
	Perpetual Ltd.	10,040	286,969
*	Perseus Mining Ltd.	305,009	361,686
	Pinnacle Investment Management Group Ltd.	867	11,276
	Platinum Asset Management Ltd.	58,479	135,045
*	Praemium Ltd.	43,406	39,138
	Premier Investments Ltd.	23,092	535,922
#	Pro Medicus Ltd.	9,259	373,910
	Propel Funeral Partners Ltd.	4,482	14,178
#	PSC Insurance Group Ltd.	3,564	12,285
	PWR Holdings Ltd.	15,753	112,126
*	Qantas Airways Ltd.	7,051	28,557
	QBE Insurance Group Ltd.	125,736	1,125,769
	Qube Holdings Ltd.	189,294	457,161
	Ramelius Resources Ltd.	142,259	169,717
	REA Group Ltd.	4,473	542,882
*	ReadyTech Holdings Ltd.	4,608	13,112
*	Red 5 Ltd.	111,166	21,673
	Reece Ltd.	16,422	249,011
#	Regis Healthcare Ltd.	30,740	45,484
	Regis Resources Ltd.	220,548	330,744
*	Reject Shop Ltd.	5,557	29,065
	Reliance Worldwide Corp. Ltd.	120,466	529,703
#*	Resolute Mining Ltd.	168,251	52,877
*	Retail Food Group Ltd.	216,688	13,068
	Ridley Corp. Ltd.	62,846	62,919
	Rio Tinto Ltd.	38,038	2,606,087
*	RPMGlobal Holdings Ltd.	10,615	15,665
	Sandfire Resources Ltd.	133,953	564,263
	SeaLink Travel Group Ltd.	3,970	21,994
	SEEK Ltd.	16,359	406,568
	Select Harvests Ltd.	31,966	178,672
	Senex Energy Ltd.	15,133	50,563
	Servcorp Ltd.	12,793	38,970
	Service Stream Ltd.	111,695	73,829
	Seven Group Holdings Ltd.	18,584	303,519
#*	Seven West Media Ltd.	229,807	79,290
	SG Fleet Group Ltd.	17,389	33,444
	Shaver Shop Group Ltd.	20,068	15,529
	Sigma Healthcare Ltd.	302,534	129,726
#*	Silver Lake Resources Ltd.	236,172	299,088
	Sims Ltd.	46,550	506,745
	SmartGroup Corp. Ltd.	16,247	98,357
	Sonic Healthcare Ltd.	46,904	1,423,277

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Southern Cross Electrical Engineering Ltd.	53,407	$26,534
	Southern Cross Media Group Ltd.	72,250	126,786
	Spark Infrastructure Group	227,647	482,634
*	Speedcast International Ltd.	76,666	0
	SRG Global Ltd.	113,718	44,070
#	St Barbara Ltd.	218,829	240,624
	Steadfast Group Ltd.	183,598	645,951
	Suncorp Group Ltd.	101,155	895,103
	Sunland Group Ltd.	20,765	42,047
	Super Retail Group Ltd.	52,878	518,752
*	Superloop Ltd.	35,475	34,504
*	Sydney Airport	64,792	401,804
*	Syrah Resources Ltd.	121,694	115,979
#	Tassal Group Ltd.	58,013	155,402
	Technology One Ltd.	53,605	497,791
	Telstra Corp. Ltd.	357,409	1,033,083
#*	Temple & Webster Group Ltd.	9,790	94,322
*††	Tiger Resources Ltd.	219,444	33
#	TPG Telecom Ltd.	45,795	233,781
	Transurban Group	71,515	728,677
#*	Tuas Ltd.	44,136	46,460
#*	Tyro Payments Ltd.	11,023	33,672
*	Uniti Group Ltd.	25,771	79,424
	Vita Group Ltd.	25,228	15,752
	Viva Energy Group Ltd.	193,483	340,885
*	Webjet Ltd.	21,852	104,575
	Wesfarmers Ltd.	59,742	2,584,781
*	West African Resources Ltd.	91,940	89,333
	West African Resources Ltd.	10,517	10,285
	Western Areas Ltd.	105,777	253,278
	Westgold Resources Ltd.	106,904	156,431
	Westpac Banking Corp.	209,006	4,066,238
	Woodside Petroleum Ltd.	30,277	529,290
	Woolworths Group Ltd.	57,381	1,652,849
	Worley Ltd.	92,805	762,505
*	Xero Ltd.	6,086	693,943
*	Zip Co. Ltd.	12,349	61,033

TOTAL AUSTRALIA			96,653,318

AUSTRIA — (0.6%)
	Addiko Bank AG	1,714	29,050
	Agrana Beteiligungs AG	4,134	87,240
	ANDRITZ AG	14,055	798,303
	AT&S Austria Technologie & Systemtechnik AG	8,985	344,761
	Atrium European Real Estate Ltd.	26,824	110,159
	BAWAG Group AG	10,863	683,231
#*	DO & Co. AG	1,322	119,756
	Erste Group Bank AG	21,686	930,020
	EVN AG	8,512	240,358
*	FACC AG	1,800	18,437
*	Flughafen Wien AG	563	18,555
#	IMMOFINANZ AG	9,340	223,650
*	Lenzing AG	3,653	440,519
	Mayr Melnhof Karton AG	1,587	312,366
#	Oesterreichische Post AG	5,490	231,781
	OMV AG	19,841	1,201,240
	Palfinger AG	2,862	126,458
	POLYTEC Holding AG	2,865	28,064
#*	Porr AG	3,374	48,449

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Raiffeisen Bank International AG	48,822	$1,426,575
	Rosenbauer International AG	724	39,569
	S IMMO AG	8,446	200,365
*	Schoeller-Bleckmann Oilfield Equipment AG	1,480	60,368
	Semperit AG Holding	1,647	55,599
	Strabag SE	4,197	180,193
	Telekom Austria AG, Class A	26,772	231,310
	UBM Development AG	1,080	53,351
	UNIQA Insurance Group AG	30,482	283,761
#	Verbund AG	1,562	162,826
	voestalpine AG	30,887	1,173,121
	Wienerberger AG	24,190	856,340
	Zumtobel Group AG	7,627	78,614

TOTAL AUSTRIA			10,794,389

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,610	1,136,695
	Ageas SA	33,186	1,614,422
*	AGFA-Gevaert NV	57,317	249,216
*	Akka Technologies	4,517	250,099
*	Argenx SE, ADR	932	281,427
	Atenor	1,229	81,584
	Banque Nationale de Belgique	19	37,576
	Barco NV	7,673	172,946
	Bekaert SA	10,030	439,331
*	bpost SA	20,562	176,161
	Cie d’Entreprises CFE	2,314	236,578
	Deceuninck NV	13,585	57,931
	D’ieteren Group	4,441	765,736
	Econocom Group SA/NV	34,290	144,978
#	Elia Group SA	3,993	465,837
	Etablissements Franz Colruyt NV	10,547	517,835
	EVS Broadcast Equipment SA	3,189	74,809
	Exmar NV	9,024	48,072
	Fagron	10,265	178,012
	Gimv NV	5,769	372,702
*	Greenyard NV	2,112	20,512
#	Immobel SA	938	82,687
	Ion Beam Applications	2,637	51,945
	Jensen-Group NV	1,201	36,784
	KBC Group NV	21,960	2,044,980
*	Kinepolis Group NV	2,693	169,634
	Lotus Bakeries NV	73	484,620
	Melexis NV	3,978	458,808
*	Ontex Group NV	18,660	175,957
*	Oxurion NV	7,971	19,637
*	Picanol	441	35,037
	Proximus SADP	47,228	889,377
	Recticel SA	11,663	215,397
	Resilux	280	58,221
	Roularta Media Group NV	370	6,985
	Shurgard Self Storage SA	2,818	172,709
	Solvay SA	19,811	2,354,975
	Telenet Group Holding NV	8,229	295,635
	TER Beke SA	198	27,439
*	Tessenderlo Group SA	6,656	242,904
	UCB SA	7,888	942,818
	Umicore SA	26,235	1,504,223
	Van de Velde NV	1,236	42,921

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	VGP NV	1,498	$387,432

TOTAL BELGIUM			18,023,584

CANADA — (10.2%)
*	5N Plus, Inc.	21,900	54,502
	Absolute Software Corp.	8,900	99,960
#	Acadian Timber Corp.	3,200	47,628
*	AcuityAds Holdings, Inc.	6,617	42,185
	Aecon Group, Inc.	18,295	272,888
	AG Growth International, Inc.	4,100	90,110
	AGF Management Ltd., Class B	23,287	148,460
	Agnico Eagle Mines Ltd.	13,229	701,798
*	Aimia, Inc.	25,250	98,952
#*	Air Canada	1,558	27,935
	AirBoss of America Corp.	3,978	103,500
	Alamos Gold, Inc., Class A	77,029	571,368
	Alamos Gold, Inc., Class A	21,200	157,725
*	Alexco Resource Corp.	1,285	2,146
	Algoma Central Corp.	3,100	43,133
	Alimentation Couche-Tard, Inc., Class B	45,295	1,698,929
#	AltaGas Ltd.	63,164	1,307,581
	Altus Group Ltd.	5,116	268,325
*	Amerigo Resources Ltd.	32,000	33,613
#	Andlauer Healthcare Group, Inc.	1,846	71,925
*	Argonaut Gold, Inc.	81,374	206,459
*	Aritzia, Inc.	18,986	747,720
*	ATS Automation Tooling Systems, Inc.	8,780	298,744
*	AutoCanada, Inc.	4,621	166,492
	B2Gold Corp.	176,791	729,963
#	Badger Infrastructure Solutions Ltd.	7,456	205,739
#	Bank of Montreal	15,304	1,661,602
	Bank of Montreal	52,313	5,676,484
	Bank of Nova Scotia	18,804	1,232,835
	Bank of Nova Scotia	54,096	3,546,534
	Barrick Gold Corp.	165,532	3,040,823
	Barrick Gold Corp.	13,588	250,122
	BCE, Inc.	3,715	191,231
	BCE, Inc.	4,498	231,512
	Bird Construction, Inc.	6,030	49,113
*	Black Diamond Group Ltd.	7,742	28,338
#*	BlackBerry Ltd.	18,340	198,130
	BMTC Group, Inc.	3,210	34,523
*	Bombardier, Inc., Class A	6,400	10,756
*	Bombardier, Inc., Class B	270,974	435,713
#	Boralex, Inc., Class A	12,266	379,596
	Bridgemarq Real Estate Services	1,100	15,199
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	109	6,720
	Brookfield Asset Management, Inc., Class A	14,569	879,822
	Brookfield Infrastructure Corp., Class A	10,958	664,245
#	BRP, Inc.	5,568	489,584
	Calian Group Ltd.	1,100	54,751
	Cameco Corp.	5,058	122,894
	Cameco Corp.	26,602	646,429
	Canaccord Genuity Group, Inc.	29,719	343,872
*	Canada Goose Holdings, Inc.	12,810	475,251
	Canadian Imperial Bank of Commerce	28,626	3,473,470
	Canadian Imperial Bank of Commerce	17,664	2,141,937
	Canadian National Railway Co.	9,800	1,302,443
	Canadian National Railway Co.	17,171	2,282,198

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Canadian Pacific Railway Ltd.	10,500	$812,698
	Canadian Pacific Railway Ltd.	14,235	1,101,789
#	Canadian Tire Corp. Ltd., Class A	10,332	1,467,485
	Canadian Utilities Ltd., Class A	12,583	364,496
	Canadian Utilities Ltd., Class B	500	14,520
#	Canadian Western Bank	27,023	864,448
*	Canfor Corp.	17,127	354,829
*	Canfor Pulp Products, Inc.	11,391	61,852
*	Capstone Mining Corp.	94,575	396,610
	Cascades, Inc.	26,194	303,508
	CCL Industries, Inc., Class B	17,433	952,927
*	Celestica, Inc.	32,828	322,371
	Centerra Gold, Inc.	64,603	484,418
	CES Energy Solutions Corp.	71,198	111,031
*	CGI, Inc.	12,994	1,161,534
*	CGI, Inc.	7,900	705,740
#	Chesswood Group Ltd.	2,800	30,215
	China Gold International Resources Corp. Ltd.	56,934	164,233
	CI Financial Corp.	47,464	1,082,284
	Cogeco Communications, Inc.	6,247	536,517
	Cogeco, Inc.	1,976	131,531
#*	Colabor Group, Inc.	11,200	8,235
	Colliers International Group, Inc.	520	75,437
	Colliers International Group, Inc.	2,072	301,207
	Computer Modelling Group Ltd.	15,890	69,589
	Constellation Software, Inc.	1,366	2,400,643
#*	Copper Mountain Mining Corp.	51,894	159,338
	Corus Entertainment, Inc., Class B	63,465	287,685
*	Denison Mines Corp.	140,508	238,419
*	Descartes Systems Group, Inc.	2,874	235,007
	Dexterra Group, Inc.	16,180	117,010
#*	DIRTT Environmental Solutions	12,800	41,370
#	Dollarama, Inc.	21,251	960,553
#	Doman Building Materials Group Ltd.	20,500	112,306
*	Dorel Industries, Inc., Class B	8,016	144,438
	DREAM Unlimited Corp., Class A	9,274	231,538
	Dundee Precious Metals, Inc.	48,738	320,562
	Dynacor Gold Mines, Inc.	9,100	20,441
	ECN Capital Corp.	64,765	563,083
	E-L Financial Corp. Ltd.	200	146,249
*	Eldorado Gold Corp.	36,906	330,116
*	Eldorado Gold Corp.	5,549	49,715
	Element Fleet Management Corp.	121,652	1,322,091
	Empire Co. Ltd., Class A	29,865	892,861
	Enbridge, Inc.	28,266	1,184,003
	Enbridge, Inc.	26,040	1,090,034
	Endeavour Mining PLC	47,060	1,195,509
	Enghouse Systems Ltd.	8,918	386,740
*	Ensign Energy Services, Inc.	37,617	62,006
#*	Equinox Gold Corp.	11,142	82,647
*	Equinox Gold Corp.	1,339	9,949
	Equitable Group, Inc.	5,500	343,483
*	ERO Copper Corp.	11,587	216,180
	Evertz Technologies Ltd.	5,600	64,118
	Exchange Income Corp.	4,758	163,777
	Exco Technologies Ltd.	6,801	53,634
	Extendicare, Inc.	16,049	93,887
	Fairfax Financial Holdings Ltd.	4,681	1,895,888
#	Fiera Capital Corp., Class A	15,753	135,178

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Finning International, Inc.	36,935	$1,093,486
	Firm Capital Mortgage Investment Corp.	9,400	111,120
	First Majestic Silver Corp.	12,700	160,909
#*	First Mining Gold Corp.	44,500	10,787
	First National Financial Corp.	3,000	100,962
	First Quantum Minerals Ltd.	84,509	2,000,739
	FirstService Corp.	4,525	904,638
#	FirstService Corp.	1,700	339,066
#*	Fission Uranium Corp.	72,500	60,924
#*	Fortuna Silver Mines, Inc.	71,807	348,128
*	Fortuna Silver Mines, Inc.	1,312	6,376
#*	Galiano Gold, Inc.	35,902	27,269
*	GDI Integrated Facility Services, Inc.	3,200	134,997
	George Weston Ltd.	14,189	1,533,091
	Gibson Energy, Inc.	31,535	635,490
	Gildan Activewear, Inc.	4,100	150,603
	Gildan Activewear, Inc.	19,303	708,806
	goeasy Ltd.	4,750	744,356
*	Golden Star Resources Ltd.	10,349	32,362
*	GoldMoney, Inc.	5,800	11,154
	Great-West Lifeco, Inc.	10,272	302,201
	Guardian Capital Group Ltd., Class A	5,628	157,298
#	Hardwoods Distribution, Inc.	1,658	55,450
*	Heroux-Devtek, Inc.	8,414	125,435
	High Liner Foods, Inc.	5,650	60,034
	HLS Therapeutics, Inc.	700	10,747
*	Home Capital Group, Inc., Class B	23,185	752,351
	Hudbay Minerals, Inc.	31,643	220,235
	Hudbay Minerals, Inc.	38,089	265,601
	Hydro One Ltd.	17,100	408,571
#*	i-80 Gold Corp.	22,660	54,746
	iA Financial Corp., Inc.	23,900	1,413,800
#*	IAMGOLD Corp.	108,961	300,224
*	IAMGOLD Corp.	4,292	11,889
*	IBI Group, Inc.	5,300	51,475
	IGM Financial, Inc.	17,500	694,853
*	Imperial Metals Corp.	8,316	26,878
#	Imperial Oil Ltd.	18,800	636,490
	Information Services Corp.	3,800	84,591
#	Innergex Renewable Energy, Inc.	27,751	461,909
	Intact Financial Corp.	10,041	1,346,075
#	Interfor Corp.	21,569	493,912
*	International Petroleum Corp.	15,001	83,778
	Intertape Polymer Group, Inc.	23,559	535,293
#*	Invesque, Inc.	3,800	7,714
*	Ivanhoe Mines Ltd., Class A	64,633	507,100
#	Jamieson Wellness, Inc.	5,473	168,533
*	Karora Resources, Inc.	10,023	35,796
	K-Bro Linen, Inc.	1,851	55,398
#	Keyera Corp.	29,866	765,473
*	Kinaxis, Inc.	3,895	604,518
	Kinross Gold Corp.	380,521	2,287,554
	Kinross Gold Corp.	27,330	164,253
	Kirkland Lake Gold Ltd.	45,818	1,931,427
	Kirkland Lake Gold Ltd.	1,200	50,604
*	Knight Therapeutics, Inc.	28,671	119,076
	KP Tissue, Inc.	3,500	30,260
#	Labrador Iron Ore Royalty Corp.	12,609	365,046
*	Largo Resources Ltd.	4,043	50,443

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Lassonde Industries, Inc., Class A	879	$124,996
#	Laurentian Bank of Canada	12,373	416,599
	Leon’s Furniture Ltd.	8,006	163,018
#	LifeWorks, Inc.	13,000	336,029
*	Lightspeed Commerce, Inc.	900	87,921
	Linamar Corp.	14,328	788,063
#	Loblaw Cos. Ltd.	16,488	1,240,094
#*	Lucara Diamond Corp.	114,752	55,633
*	Lundin Gold, Inc.	7,913	72,442
	Lundin Mining Corp.	163,319	1,421,255
	Magellan Aerospace Corp.	4,737	40,572
	Magna International, Inc.	27,484	2,235,629
	Magna International, Inc.	31,793	2,584,771
*	Mainstreet Equity Corp.	900	80,350
*	Mandalay Resources Corp.	5,100	9,478
	Manulife Financial Corp.	116,493	2,270,449
#	Maple Leaf Foods, Inc.	16,500	359,704
	Martinrea International, Inc.	28,236	262,146
*	MDF Commerce, Inc.	2,100	9,774
	Medical Facilities Corp.	14,050	104,898
	Melcor Developments Ltd.	3,200	37,492
	Metro, Inc.	19,068	959,428
	Morguard Corp.	700	77,234
	MTY Food Group, Inc.	2,985	145,922
#	Mullen Group Ltd.	29,081	300,773
	National Bank of Canada	39,759	3,291,619
	Neo Performance Materials, Inc.	1,900	29,292
*	New Gold, Inc.	178,103	250,403
#	NFI Group, Inc.	13,644	276,496
	North American Construction Group Ltd.	7,400	127,359
	North American Construction Group Ltd.	5,792	99,680
	North West Co., Inc.	11,509	312,741
	Northland Power, Inc.	62	1,993
	Nutrien Ltd.	32,328	2,260,062
*	OceanaGold Corp.	197,015	367,732
	Onex Corp.	18,754	1,397,609
	Open Text Corp.	5,600	282,081
	Open Text Corp.	19,263	969,892
#	Osisko Gold Royalties Ltd.	12,865	162,481
	Osisko Gold Royalties Ltd.	27,268	344,395
*	Osisko Mining, Inc.	15,005	32,372
	Pan American Silver Corp.	31,696	811,730
	Park Lawn Corp.	5,600	167,059
#	Parkland Corp.	34,585	1,006,307
	Pason Systems, Inc.	14,685	109,165
	Pembina Pipeline Corp.	57,666	1,908,168
	PHX Energy Services Corp.	8,838	35,706
*	Pine Cliff Energy Ltd.	21,000	13,575
	Pizza Pizza Royalty Corp.	7,900	74,940
*	Points International Ltd.	1,000	17,534
*	Points International Ltd.	1,715	29,652
	Polaris Infrastructure, Inc.	6,500	96,744
#	PrairieSky Royalty Ltd.	48,227	593,485
*	Precision Drilling Corp.	1,898	84,036
*	Precision Drilling Corp.	1,692	74,903
#	Premium Brands Holdings Corp., Class A	3,854	416,510
*	Pretium Resources, Inc.	41,254	498,348
	Primo Water Corp.	38,056	605,090
	Quarterhill, Inc.	31,600	64,855

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Quebecor, Inc., Class B	28,612	$729,171
#*	Real Matters, Inc.	12,900	94,332
*	Recipe Unlimited Corp.	5,300	82,909
	Restaurant Brands International, Inc.	14,891	843,426
*	RF Capital Group, Inc.	6,961	11,924
	Richelieu Hardware Ltd.	10,888	384,370
	Ritchie Bros Auctioneers, Inc.	1,000	68,350
	Ritchie Bros Auctioneers, Inc.	13,497	922,520
	Rogers Communications, Inc., Class B	16,087	748,196
	Rogers Communications, Inc., Class B	17,335	807,464
#	Rogers Sugar, Inc.	23,918	108,999
	Royal Bank of Canada	38,519	4,009,387
	Royal Bank of Canada	88,652	9,220,695
	Russel Metals, Inc.	17,145	452,037
#*	Sabina Gold & Silver Corp.	40,900	46,597
*	Sandstorm Gold Ltd.	3,411	21,581
*	Sandstorm Gold Ltd.	29,423	186,248
	Saputo, Inc.	15,080	360,185
#	Savaria Corp.	5,400	85,215
*	Seabridge Gold, Inc.	1,900	35,036
	Secure Energy Services, Inc.	47,686	220,783
	Shaw Communications, Inc., Class B	8,279	238,416
	Shaw Communications, Inc., Class B	59,158	1,706,117
*	ShawCor Ltd.	18,794	80,941
*	Shopify, Inc., Class A	533	781,767
#	Sienna Senior Living, Inc.	13,800	158,227
*	Sierra Wireless, Inc.	8,998	150,627
	Sleep Country Canada Holdings, Inc.	13,187	370,059
#	SNC-Lavalin Group, Inc.	18,349	493,567
*	Spin Master Corp.	4,550	157,500
	Sprott, Inc.	608	24,691
	SSR Mining, Inc.	27,376	431,789
	SSR Mining, Inc.	30,139	475,593
	Stantec, Inc.	1,327	73,341
	Stantec, Inc.	18,409	1,018,018
#	Stelco Holdings, Inc.	8,799	305,505
	Stella-Jones, Inc.	11,395	409,082
*	Storm Resources Ltd.	27,400	122,211
	Sun Life Financial, Inc.	425	24,220
	Sun Life Financial, Inc.	24,036	1,369,331
*	SunOpta, Inc.	10,400	80,704
*	SunOpta, Inc.	4,092	31,741
#	Superior Plus Corp.	33,433	371,988
*	Taseko Mines Ltd.	65,679	138,512
	TECSYS, Inc.	400	18,096
	TELUS Corp.	2,996	68,727
	TerraVest Industries, Inc.	1,300	27,258
	TFI International, Inc.	21,232	2,354,288
	Thomson Reuters Corp.	7,062	849,770
	Tidewater Midstream & Infrastructure Ltd.	71,300	85,841
	Timbercreek Financial Corp.	20,935	164,591
	TMX Group Ltd.	6,447	697,991
*	Torex Gold Resources, Inc.	28,014	325,728
	Toromont Industries Ltd.	17,725	1,577,004
	Toronto-Dominion Bank	6,849	497,183
	Toronto-Dominion Bank	53,477	3,877,617
*	Total Energy Services, Inc.	13,840	56,138
#	Transcontinental, Inc., Class A	23,619	374,057
#*	Treasury Metals, Inc.	1,485	960

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Trevali Mining Corp.	127,243	$23,647
*	Trican Well Service Ltd.	69,115	193,786
	Tricon Residential, Inc.	22,747	331,023
*	Trisura Group Ltd.	3,552	120,055
*	Turquoise Hill Resources Ltd.	3,231	40,937
#*	Turquoise Hill Resources Ltd.	20,594	260,913
*	Uni-Select, Inc.	8,411	121,041
	VersaBank	2,400	28,662
*	Viemed Healthcare, Inc.	5,400	30,979
	Wajax Corp.	6,875	137,267
	Waste Connections, Inc.	10,745	1,461,427
*	Wesdome Gold Mines Ltd.	30,900	277,890
	West Fraser Timber Co. Ltd.	21,119	1,690,919
	Western Forest Products, Inc.	128,611	222,388
#	Westshore Terminals Investment Corp.	16,246	351,410
	Wheaton Precious Metals Corp.	8,000	323,280
*	WildBrain Ltd.	40,263	126,879
#	Winpak Ltd.	3,985	124,708
	WSP Global, Inc.	12,089	1,638,892
	Yamana Gold, Inc.	149,774	588,156
	Yamana Gold, Inc.	124,725	492,664
	Yellow Pages Ltd.	5,429	62,248

TOTAL CANADA			169,382,639

CHINA — (0.0%)
*	FIH Mobile Ltd.	560,000	87,112
	TK Group Holdings Ltd.	54,000	20,444

TOTAL CHINA			107,556

DENMARK — (1.6%)
*	ALK-Abello AS	1,114	482,810
#	Alm Brand AS	15,888	122,574
	Ambu AS, Class B	4,610	131,233
#	AP Moller—Maersk AS, Class A	189	518,930
	AP Moller—Maersk AS, Class B	241	698,405
#*	Bang & Olufsen AS	27,144	133,613
	BankNordik P/F	1,197	26,951
*	Bavarian Nordic AS	16,433	788,386
*	Brodrene Hartmann AS	947	56,677
	cBrain AS	299	16,203
#	Chr Hansen Holding AS	16,846	1,340,905
	Coloplast AS, Class B	4,409	720,069
	Columbus AS	25,009	36,728
	Danske Bank AS	54,366	919,961
*	Demant AS	17,488	847,782
*	Dfds AS	9,464	490,496
*	Drilling Co. of 1972 AS	4,017	143,991
	DSV AS	6,928	1,610,186
	FLSmidth & Co. AS	11,205	426,017
	GN Store Nord AS	32,830	1,994,987
#	GronlandsBANKEN AS	259	24,690
	INVISIO AB	1,461	26,443
*	ISS AS	41,564	829,395
	Jeudan AS	1,620	68,950
*	Jyske Bank AS	15,613	761,712
	Matas AS	10,526	205,957
	Netcompany Group AS	4,383	499,103
*	Nilfisk Holding AS	8,267	288,344

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	NKT AS	10,989	$529,484
#	NNIT AS	3,366	63,263
	North Media AS	2,064	38,778
*	NTG Nordic Transport Group AS, Class A	2,682	219,282
	Orsted AS	2,047	289,123
	Pandora AS	23,601	3,302,619
*	Parken Sport & Entertainment AS	1,139	15,218
	Per Aarsleff Holding AS	4,485	193,581
	Ringkjoebing Landbobank AS	7,641	970,711
	Rockwool International AS, Class A	970	389,171
	Rockwool International AS, Class B	1,889	863,869
#	RTX AS	1,768	42,080
	Schouw & Co. AS	3,662	356,183
	SimCorp AS	7,855	951,196
	Solar AS, Class B	1,580	183,590
	SP Group AS	1,031	63,867
	Spar Nord Bank AS	22,279	287,129
	Sydbank AS	15,659	538,123
	TCM Group AS	1,264	30,847
*	Tivoli AS	661	88,674
	Topdanmark AS	12,899	684,562
	Tryg AS	27,952	663,388
	UIE PLC	387	103,886
	Vestas Wind Systems AS	40,776	1,762,731

TOTAL DENMARK			26,842,853

FINLAND — (2.0%)
	Aktia Bank Oyj	12,613	180,574
	Alandsbanken Abp, Class B	1,334	49,010
	Alma Media Oyj	6,819	88,165
	Aspo Oyj	5,171	72,791
	Atria Oyj, Class A	4,031	51,981
*	BasWare Oyj	281	10,438
	Cargotec Oyj, Class B	7,898	408,994
	Caverion Oyj	9,502	75,077
#	Citycon Oyj	7,699	63,284
	Digia Oyj	3,511	28,018
	Elisa Oyj	22,402	1,351,966
	Enento Group Oyj	967	40,840
#*	Finnair Oyj	179,335	137,000
	Fiskars Oyj Abp	7,879	193,681
	Fortum Oyj	49,382	1,468,624
	F-Secure Oyj	15,273	86,181
	Harvia Oyj	3,039	186,586
	HKScan Oyj, Class A	10,963	24,980
	Huhtamaki Oyj	30,819	1,343,802
	Ilkka-Yhtyma Oyj	2,909	15,642
#	Kamux Corp.	5,559	86,259
	Kemira Oyj	32,835	504,276
	Kesko Oyj, Class A	22,342	682,407
	Kesko Oyj, Class B	52,528	1,709,497
	Kojamo Oyj	17,487	391,789
	Kone Oyj, Class B	11,103	757,214
	Konecranes Oyj, Class A	15,797	657,070
	Lassila & Tikanoja Oyj	12,008	188,702
	Marimekko Oyj	656	62,696
	Metsa Board Oyj	34,526	319,541
	Metso Outotec Oyj	120,615	1,211,748
	Musti Group Oyj	3,396	133,589

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Neles Oyj	29,515	$442,285
	Neste Oyj	29,043	1,616,876
*	Nokia Oyj	369,101	2,118,457
*	Nokia Oyj, Sponsored ADR	89,483	508,263
	Nokian Renkaat Oyj	37,530	1,409,332
	Nordea Bank Abp	83,521	1,022,866
	Nordea Bank Abp	54,225	663,446
	Oriola Oyj, Class A	2,227	5,051
	Oriola Oyj, Class B	38,503	88,257
*	Outokumpu Oyj	94,287	587,304
	Ponsse Oyj	2,973	152,986
*	QT Group Oyj	2,330	376,978
	Raisio Oyj, Class V	15,215	61,605
	Raute Oyj, Class A	401	10,013
	Revenio Group Oyj	4,498	296,801
#	Rovio Entertainment Oyj	9,200	75,272
	Sampo Oyj, Class A	26,545	1,411,167
	Sanoma Oyj	25,923	403,535
	Scanfil Oyj	2,122	18,839
	Stora Enso Oyj, Class R	102,163	1,699,943
	Taaleri Oyj	1,628	20,558
	Talenom Oyj	3,569	57,202
	Teleste Oyj	3,087	18,856
	TietoEVRY Oyj	23,353	716,173
	Tokmanni Group Corp.	20,394	464,022
	UPM-Kymmene Oyj	58,715	2,072,107
	Uponor Oyj	18,691	456,553
	Vaisala Oyj, Class A	2,628	139,563
	Valmet Oyj	37,202	1,510,253
	Verkkokauppa.com Oyj	1,932	15,823
	Wartsila OYJ Abp	87,883	1,218,787
	YIT Oyj	41,269	243,228

TOTAL FINLAND			32,484,823

FRANCE — (7.9%)
	ABC arbitrage	8,258	68,022
*	Accor SA	27,811	995,256
*	Aeroports de Paris	3,202	427,225
	Air Liquide SA	32,625	5,446,994
*	Airbus SE	23,263	2,984,225
	AKWEL	3,913	99,935
	ALD SA	10,128	150,963
	Alstom SA	11,337	404,026
	Altamir	3,848	109,151
	Alten SA	6,197	998,586
	Amundi SA	5,067	451,455
	Arkema SA	20,054	2,743,267
	Assystem SA	1,573	56,296
	Atos SE	20,684	1,079,140
	Aubay	1,711	106,118
	AXA SA	76,328	2,220,609
	Axway Software SA	1,727	54,374
	Bastide le Confort Medical	789	40,045
*	Beneteau SA	9,994	152,570
#	Bigben Interactive	3,977	75,460
	BNP Paribas SA	58,943	3,945,480
	Boiron SA	1,900	91,959
#	Bollore SA	99,961	580,993
	Bonduelle SCA	4,816	123,400

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Bourbon Corp.	3,477	$0
	Bouygues SA	52,258	2,117,249
	Bureau Veritas SA	38,205	1,214,347
	Burelle SA	30	22,990
	Capgemini SE	13,980	3,259,616
	Carrefour SA	153,971	2,787,469
#*	Casino Guichard Perrachon SA	9,663	240,955
#*	Catana Group	1,396	10,145
	CBo Territoria	5,862	25,068
*	Cegedim SA	1,561	46,785
*	CGG SA	219,811	158,966
	Chargeurs SA	4,384	130,257
	Cie de Saint-Gobain	72,114	4,976,770
*	Cie des Alpes	5,270	93,324
	Cie Generale des Etablissements Michelin SCA	29,917	4,703,474
	Cie Plastic Omnium SA	13,242	367,622
#	CNP Assurances	29,739	745,115
*	Coface SA	26,139	373,730
	Credit Agricole SA	56,025	845,247
	Danone SA	31,153	2,030,731
	Dassault Systemes SE	14,476	845,361
	Delta Plus Group	346	37,799
*	Derichebourg SA	27,761	315,928
*	Devoteam SA	135	26,261
	Edenred	25,389	1,373,829
	Eiffage SA	24,726	2,544,927
	Electricite de France SA	47,811	704,636
*	Elior Group SA	28,156	222,764
*	Elis SA	61,787	1,173,186
	Engie SA	181,138	2,576,715
*	Eramet SA	2,328	194,551
*	ESI Group	181	14,524
	EssilorLuxottica SA	7,122	1,473,523
	Eurazeo SE	2,167	203,121
	Euronext NV	16,785	1,888,387
#	Eutelsat Communications SA	59,830	850,372
*	Exel Industries, Class A	266	21,669
	Faurecia SE	31,229	1,631,028
	Faurecia SE	1,345	69,441
	Fnac Darty SA	5,111	331,819
	Fnac Darty SA	903	58,199
	Gaztransport Et Technigaz SA	4,462	368,831
	Getlink SE	16,130	248,259
#*	GL Events	2,690	56,856
	Groupe Crit	826	64,838
	Groupe Gorge SA	802	14,596
	Guerbet	2,118	93,500
*	Haulotte Group SA	2,041	11,850
	Hermes International	940	1,492,640
	HEXAOM	901	45,618
*	ID Logistics Group	509	187,168
	Imerys SA	8,616	373,463
	Infotel SA	361	20,832
	Ipsen SA	7,753	802,388
	IPSOS	10,845	508,278
	Jacquet Metals SACA	3,858	94,097
*	JCDecaux SA	19,782	516,118
	Kaufman & Broad SA	7,894	316,705
	Kering SA	4,004	3,005,140

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Korian SA	18,754	$624,751
*	Lagardere SA	14,811	391,560
	Lectra	6,056	253,721
	Legrand SA	20,662	2,254,018
	Linedata Services	1,500	66,125
	LISI	5,674	157,790
	LNA Sante SA	1,295	74,449
	L’Oreal SA	4,497	2,057,174
*	Lumibird	601	14,366
	LVMH Moet Hennessy Louis Vuitton SE	13,701	10,743,249
	Maisons du Monde SA	12,403	281,382
	Manitou BF SA	2,548	86,604
	Manutan International	278	23,037
	Mersen SA	4,927	184,833
#*	METabolic EXplorer SA	4,772	30,585
	Metropole Television SA	10,154	223,827
*	Neoen SA	307	14,135
	Nexans SA	6,931	695,412
	Nexity SA	14,755	674,557
#*	Nicox	1,341	5,046
	NRJ Group	4,221	28,125
	Oeneo SA	5,302	82,612
*	OL Groupe SA	4,903	12,581
	Orange SA	504,080	5,496,967
	Orpea SA	8,408	878,249
	Pharmagest Interactive	508	55,752
	Publicis Groupe SA	45,901	3,081,491
	Quadient SA	10,199	243,826
*	Rallye SA	1,703	10,957
#*††	Recylex SA	3,158	1,265
*	Renault SA	32,977	1,188,296
	Rexel SA	65,149	1,294,914
	Robertet SA	177	194,348
	Rothschild & Co.	6,791	299,537
	Rubis SCA	13,553	434,364
	Safran SA	4,063	546,838
	Samse SA	48	11,534
	Savencia SA	1,061	78,525
	SCOR SE	42,873	1,443,325
	SEB SA	5,772	904,410
	SES SA, Class A	87,296	784,023
*	SMCP SA	4,072	33,437
	Societe BIC SA	6,130	356,328
	Societe Generale SA	68,929	2,302,499
	Societe LDC SA	88	9,925
	Societe pour I’Informatique Industrielle	2,213	100,784
*	SOITEC	2,873	764,846
#*	Solocal Group	15,928	24,090
	Somfy SA	1,802	353,764
	Sopra Steria Group SACA	3,978	782,243
	SPIE SA	27,246	662,542
#*	SRP Groupe SA	5,370	13,145
	Stef SA	1,222	152,952
	STMicroelectronics NV	51,082	2,425,312
	Suez SA	37,066	843,856
	Sword Group	1,865	91,111
	Synergie SE	2,431	112,216
*	Technicolor SA	3,412	10,937
*	Technip Energies NV	8,464	130,264

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Teleperformance	6,982	$2,916,463
	Television Francaise 1	14,992	160,502
	Thermador Groupe	1,879	213,605
	Tikehau Capital SCA	3,901	116,161
	Total Gabon	250	39,109
*	Touax SA	1,701	15,687
	Trigano SA	2,260	424,232
#*	Ubisoft Entertainment SA	13,221	692,302
	Union Financiere de France BQE SA	1,264	26,585
	Valeo	53,223	1,563,801
*	Vallourec SA	7,700	61,551
	Veolia Environnement SA	22,505	734,990
	Verallia SA	10,378	384,220
	Vetoquinol SA	622	106,370
	Vilmorin & Cie SA	2,171	138,018
	Vinci SA	40,824	4,364,502
	Virbac SA	860	435,893
#	Vivendi SE	19,067	245,632
	Wavestone	1,251	68,893
*	Worldline SA	13,821	805,980
*	X-Fab Silicon Foundries SE	8,987	89,754

TOTAL FRANCE			131,037,687

GERMANY — (6.6%)
	1&1 AG	11,837	344,516
	7C Solarparken AG	9,723	47,009
	Aareal Bank AG	15,902	508,314
	Adesso SE	497	110,824
	Adidas AG	7,931	2,595,826
*	ADVA Optical Networking SE	14,838	196,718
	AIXTRON SE	2,819	66,951
	All for One Group SE	614	48,439
	Allgeier SE	1,208	39,594
	Allianz SE	15,781	3,664,511
	Amadeus Fire AG	873	201,697
	Aroundtown SA	107,353	746,052
	Atoss Software AG	1,303	294,855
*	Aumann AG	643	12,053
	Aurubis AG	9,731	838,519
	Basler AG	570	105,065
*	Bauer AG	4,758	61,896
	Bayerische Motoren Werke AG	41,425	4,185,416
	BayWa AG	4,809	203,434
	Bechtle AG	11,770	882,912
	Befesa SA	7,073	526,229
	Bertrandt AG	1,821	118,784
*	Bijou Brigitte AG	1,184	33,800
	Bilfinger SE	8,032	282,284
#*	Borussia Dortmund GmbH & Co. KGaA	15,822	87,311
	Brenntag SE	19,863	1,889,731
	CANCOM SE	6,509	449,999
	Carl Zeiss Meditec AG	534	107,542
*	CECONOMY AG	43,005	209,819
	CENIT AG	1,138	19,103
	Cewe Stiftung & Co. KGAA	2,318	323,913
*	Commerzbank AG	256,186	1,870,895
	CompuGroup Medical SE & Co. KgaA	4,659	389,450
*	Continental AG	18,157	2,134,744
#*	Corestate Capital Holding SA	3,697	43,622

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Covestro AG	46,187	$2,957,751
	CropEnergies AG	9,615	138,017
*	CTS Eventim AG & Co. KGaA	8,111	589,917
	Daimler AG	101,669	10,091,911
*	Delivery Hero SE	970	120,983
*	Deutsche Bank AG	164,042	2,103,018
	Deutsche Beteiligungs AG	3,648	168,567
	Deutsche Boerse AG	14,221	2,360,786
	Deutsche EuroShop AG	7,676	156,238
#*	Deutsche Lufthansa AG	59,420	392,797
	Deutsche Pfandbriefbank AG	36,260	449,909
	Deutsche Post AG	56,332	3,487,344
	Deutsche Telekom AG	387,246	7,201,672
*	Deutz AG	31,772	266,298
	DIC Asset AG	8,141	142,904
	DMG Mori AG	2,256	109,585
	Dr Hoenle AG	981	47,405
	Draegerwerk AG & Co. KGaA	933	69,561
	Duerr AG	6,157	279,053
	E.ON SE	207,564	2,631,870
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,820	721,733
*	EDAG Engineering Group AG	3,367	45,338
*	ElringKlinger AG	8,030	113,444
	Encavis AG	7,688	161,109
	Energiekontor AG	2,205	198,926
	Evonik Industries AG	22,338	723,769
	Fabasoft AG	710	27,516
	Fielmann AG	5,296	349,238
	First Sensor AG	731	37,163
#*	flatexDEGIRO AG	14,076	319,745
	FORTEC Elektronik AG	65	1,424
*	Francotyp-Postalia Holding AG, Class A	2,956	10,024
*	Fraport AG Frankfurt Airport Services Worldwide	5,200	372,172
	Freenet AG	45,068	1,160,737
	Fresenius Medical Care AG & Co. KGaA	28,784	1,912,094
	FUCHS PETROLUB SE	5,611	206,718
	GEA Group AG	16,227	799,199
#	Gerresheimer AG	9,780	897,341
*	Gesco AG	2,374	64,757
	GFT Technologies SE	5,152	242,948
*	Global Fashion Group SA	34	306
	Grand City Properties SA	14,654	375,342
*	H&R GmbH & Co. KGaA	3,109	32,070
	Hamburger Hafen und Logistik AG	11,078	248,511
	Hannover Rueck SE	3,395	619,872
#	Hapag-Lloyd AG	3,910	841,260
*	Heidelberger Druckmaschinen AG	78,275	201,267
#	Hella GmbH & Co. KGaA	10,159	704,628
*	HelloFresh SE	18,523	1,501,083
	Henkel AG & Co. KGaA	2,024	169,029
*	Highlight Communications AG	1,578	7,234
	Hochtief AG	403	31,092
	Hornbach Baumarkt AG	2,527	113,578
	Hornbach Holding AG & Co. KGaA	2,894	365,968
	Hugo Boss AG	15,455	967,749
*	Hypoport SE	504	310,279
	Indus Holding AG	5,552	218,450
	Infineon Technologies AG	27,428	1,284,490
	Instone Real Estate Group AG	7,772	204,887

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	IVU Traffic Technologies AG	1,335	$31,177
	Jenoptik AG	7,124	272,692
	JOST Werke AG	589	34,138
*	K+S AG	53,489	921,737
	KION Group AG	20,069	2,192,112
*	Kloeckner & Co. SE	20,604	276,826
	Knorr-Bremse AG	2,608	275,254
*	Koenig & Bauer AG	4,031	142,236
	Krones AG	1,826	188,178
	KSB SE & Co. KGaA	11	5,648
	KWS Saat SE & Co. KGaA	2,207	188,398
	Lanxess AG	18,944	1,276,491
	LEG Immobilien SE	8,183	1,217,164
	Leifheit AG	1,652	66,293
*	Leoni AG	6,883	106,852
	LPKF Laser & Electronics AG	1,872	41,515
*	Manz AG	577	30,159
*	Medigene AG	2,699	11,201
*	Medios AG	1,002	42,300
	METRO AG	48,368	611,426
	MLP SE	12,948	124,828
	MTU Aero Engines AG	3,062	682,022
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,401	1,599,162
*	Nagarro SE	1,339	269,389
	Nemetschek SE	10,653	1,223,141
	New Work SE	503	122,792
	Nexus AG	2,001	174,792
#*	Nordex SE	14,354	263,788
	Norma Group SE	11,700	502,644
	OHB SE	1,146	50,205
	Patrizia AG	7,619	210,547
	Pfeiffer Vacuum Technology AG	441	110,081
	PNE AG	20,038	193,496
*	Progress-Werk Oberkirch AG	549	16,986
	ProSiebenSat.1 Media SE	55,974	937,606
	PSI Software AG	1,210	58,405
	Puma SE	4,759	590,353
	Puma SE	1,130	140,176
*	PVA TePla AG	2,092	95,381
#*	q.beyond AG	38,579	89,044
*	R Stahl AG	287	7,442
	Rational AG	673	667,984
	RTL Group SA	8,565	494,700
#	S&T AG	7,883	189,430
*	SAF-Holland SE	15,350	213,230
*	Salzgitter AG	9,848	361,323
	SAP SE	19,003	2,751,845
	Scout24 AG	7,144	497,551
	Secunet Security Networks AG	211	110,758
*	SGL Carbon SE	15,607	149,248
#	Siltronic AG	3,715	579,578
*	Sixt SE	3,540	610,339
#	SMA Solar Technology AG	840	44,413
	Softing AG	978	7,694
	Software AG	6,880	282,964
	Stabilus SA	6,518	489,459
	STRATEC SE	1,001	159,869
	Stroeer SE & Co. KGaA	7,447	631,573
	Suedzucker AG	20,485	324,977

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	SUESS MicroTec SE	3,494	$91,884
	Surteco Group SE	1,977	84,115
	Symrise AG, Class A	8,978	1,241,856
	TAG Immobilien AG	20,451	621,323
	Takkt AG	9,239	150,973
*	Talanx AG	8,802	423,290
*	TeamViewer AG	21,055	314,252
	Technotrans SE	2,276	67,305
	Telefonica Deutschland Holding AG	274,242	714,515
*	thyssenkrupp AG	90,978	947,052
	Traffic Systems SE	1,284	67,025
	Uniper SE	10,942	483,709
	United Internet AG	24,967	921,292
#*	va-Q-tec AG	1,198	37,952
#	Varta AG	3,218	495,917
#	VERBIO Vereinigte BioEnergie AG	6,536	519,684
*	Vitesco Technologies Group AG, Class A	3,631	208,216
	Volkswagen AG	3,772	1,226,269
	Vonovia SE	16,737	1,015,313
	Vossloh AG	2,156	115,527
	Wacker Chemie AG	4,737	856,009
	Wacker Neuson SE	7,576	248,685
	Washtec AG	2,225	144,789
*	Westwing Group AG	2,342	73,460
	Wuestenrot & Wuerttembergische AG	6,502	135,436
*	Zalando SE	4,302	406,455
*	zooplus AG	1,258	695,789

TOTAL GERMANY			110,239,007

HONG KONG — (2.4%)
*	Aceso Life Science Group Ltd.	611,000	15,845
	Aeon Credit Service Asia Co. Ltd.	38,000	24,498
	AIA Group Ltd.	678,400	7,602,835
	APAC Resources Ltd.	20,000	3,338
*	Applied Development Holdings Ltd.	235,000	3,061
	Asia Financial Holdings Ltd.	40,000	17,861
	Asia Standard International Group Ltd.	156,000	18,371
*	Asiasec Properties Ltd.	62,000	12,978
	ASM Pacific Technology Ltd.	51,100	552,923
	Bank of East Asia Ltd.	197,253	323,943
*	Blue River Holdings Ltd.	113,600	3,592
	BOC Aviation Ltd.	67,700	592,427
	BOC Hong Kong Holdings Ltd.	241,500	765,276
	BOCOM International Holdings Co. Ltd.	130,000	29,136
*††	Brightoil Petroleum Holdings Ltd.	444,000	16,053
	Cafe de Coral Holdings Ltd.	124,000	226,273
*	Century City International Holdings Ltd.	420,000	23,532
	CGN Mining Co. Ltd.	245,000	32,065
	Chevalier International Holdings Ltd.	12,000	15,009
*	China Display Optoelectronics Technology Holdings Ltd.	176,000	13,543
*	China Energy Development Holdings Ltd.	1,680,000	36,712
	China Motor Bus Co. Ltd.	1,400	18,900
#*	China Star Entertainment Ltd.	180,000	24,522
*	China Strategic Holdings Ltd.	2,830,000	17,828
	Chinese Estates Holdings Ltd.	121,000	58,328
	Chow Sang Sang Holdings International Ltd.	104,000	147,750
	Chow Tai Fook Jewellery Group Ltd.	151,000	307,980
	Chuang’s China Investments Ltd.	190,000	9,360
	Chuang’s Consortium International Ltd.	200,000	22,364

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	571,000	$202,292
	CK Asset Holdings Ltd.	166,069	1,025,817
	CK Life Sciences Int’l Holdings, Inc.	264,000	24,703
	C-Mer Eye Care Holdings Ltd.	24,000	23,378
	CNQC International Holdings Ltd.	147,500	13,044
	CNT Group Ltd.	128,000	6,502
	Convenience Retail Asia Ltd.	54,000	5,338
	Crystal International Group Ltd.	27,000	8,603
	CSI Properties Ltd.	1,190,000	33,811
	Dah Sing Banking Group Ltd.	131,328	125,648
	Dah Sing Financial Holdings Ltd.	41,720	129,322
	Dickson Concepts International Ltd.	43,500	22,460
	Eagle Nice International Holdings Ltd.	74,000	43,760
	EC Healthcare	44,000	63,288
*	Emperor Capital Group Ltd.	888,000	13,106
	Emperor Watch & Jewellery Ltd.	810,000	18,699
#*	ENM Holdings Ltd.	376,000	29,431
*	Esprit Holdings Ltd.	666,750	57,149
*	Eternity Investment Ltd.	710,000	20,053
	EuroEyes International Eye Clinic Ltd.	16,000	20,381
	Fairwood Holdings Ltd.	16,500	35,018
	Far East Consortium International Ltd.	416,963	137,501
	First Pacific Co. Ltd.	622,000	248,463
	Fountain SET Holdings Ltd.	164,000	29,405
*	Freeman Fintech Corp. Ltd.	312,000	678
	FSE Lifestyle Services Ltd.	9,000	7,695
	Get Nice Financial Group Ltd.	101,500	9,954
	Giordano International Ltd.	382,000	74,533
	Glorious Sun Enterprises Ltd.	80,000	8,429
*	Gold Financial Holdings Ltd.	38,000	0
*††	Good Resources Holdings Ltd.	410,000	838
*	Goodbaby International Holdings Ltd.	231,000	33,539
*	GR Properties Ltd.	106,000	13,605
	Great Eagle Holdings Ltd.	57,715	158,797
*	G-Resources Group Ltd.	113,760	43,085
	Guotai Junan International Holdings Ltd.	974,000	141,299
	Haitong International Securities Group Ltd.	731,956	168,251
	Hang Lung Group Ltd.	195,000	456,602
	Hang Lung Properties Ltd.	336,000	779,807
	Hang Seng Bank Ltd.	29,800	566,287
	Hanison Construction Holdings Ltd.	26,565	4,561
	Henderson Land Development Co. Ltd.	121,249	507,691
	HKBN Ltd.	238,000	285,153
	HKT Trust & HKT Ltd.	820,000	1,112,767
	Hon Kwok Land Investment Co. Ltd.	38,000	15,146
	Hong Kong Exchanges & Clearing Ltd.	45,540	2,743,407
	Hong Kong Ferry Holdings Co. Ltd.	22,000	15,588
	Hong Kong Technology Venture Co. Ltd.	77,000	115,890
*	Hongkong & Shanghai Hotels Ltd.	119,511	108,702
	Hongkong Chinese Ltd.	136,000	10,517
#	Honma Golf Ltd.	25,000	11,164
	Huasheng International Holding Ltd.	164,000	26,687
	Hung Hing Printing Group Ltd.	86,000	14,060
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	54,288
*	Hypebeast Ltd.	200,000	29,450
	Hysan Development Co. Ltd.	81,000	281,197
	IGG, Inc.	184,000	171,078
*	Imagi International Holdings Ltd.	103,500	9,551
	International Housewares Retail Co. Ltd.	59,000	20,481

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	ITC Properties Group Ltd.	124,018	$16,553
	Johnson Electric Holdings Ltd.	130,775	289,465
	JS Global Lifestyle Co. Ltd.	52,000	96,297
	K Wah International Holdings Ltd.	155,000	62,002
*	Kader Holdings Co. Ltd.	102,000	5,710
	Karrie International Holdings Ltd.	166,000	33,696
	Kerry Logistics Network Ltd.	122,500	297,037
	Kerry Properties Ltd.	143,500	405,631
	Kingmaker Footwear Holdings Ltd.	42,000	4,698
*	Kingston Financial Group Ltd.	644,000	50,689
	Kowloon Development Co. Ltd.	101,000	119,573
*	Kwoon Chung Bus Holdings Ltd.	22,000	6,151
*	Lai Sun Development Co. Ltd.	82,680	43,399
	Landsea Green Properties Co. Ltd.	264,000	16,628
#*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	38,021
*	Lifestyle International Holdings Ltd.	104,000	54,425
	Liu Chong Hing Investment Ltd.	46,000	47,296
	L’Occitane International SA	108,500	388,072
	Luk Fook Holdings International Ltd.	93,000	253,461
	Lung Kee Bermuda Holdings	24,000	11,222
*	Magnificent Hotel Investment Ltd.	102,000	1,515
	Man Wah Holdings Ltd.	442,000	684,057
*	Mason Group Holdings Ltd.	3,999,598	12,357
	Master Glory Group Ltd.	163,500	1,026
#	MECOM Power & Construction Ltd.	32,999	15,263
*	Meilleure Health International Industry Group Ltd.	198,000	11,394
	Ming Fai International Holdings Ltd.	64,000	4,082
	Miramar Hotel & Investment	47,000	78,897
	Modern Dental Group Ltd.	72,000	61,071
	MTR Corp. Ltd.	88,920	485,069
	Nameson Holdings Ltd.	206,000	14,220
	New World Development Co. Ltd.	212,270	920,706
*	NewOcean Energy Holdings Ltd.	238,000	8,125
#	Nissin Foods Co. Ltd.	74,000	55,079
	Orient Overseas International Ltd.	23,000	422,875
	Oriental Watch Holdings	83,457	44,372
*	Oshidori International Holdings Ltd.	1,002,000	71,793
	Pacific Basin Shipping Ltd.	1,015,000	468,429
*	Pacific Century Premium Developments Ltd.	124,200	10,198
	Pacific Textiles Holdings Ltd.	300,000	149,823
*	Paliburg Holdings Ltd.	58,000	15,101
	PC Partner Group Ltd.	60,000	75,970
	PCCW Ltd.	1,041,797	536,348
	Pentamaster International Ltd.	144,000	20,705
	Perfect Medical Health Management Ltd.	88,000	66,734
	Pico Far East Holdings Ltd.	162,000	26,820
	Playmates Holdings Ltd.	140,000	14,612
	Plover Bay Technologies Ltd.	32,000	11,620
	Power Assets Holdings Ltd.	77,500	473,626
	Prada SpA	68,400	431,129
	Public Financial Holdings Ltd.	104,000	32,730
*	Razer, Inc.	370,000	88,874
*	Regal Hotels International Holdings Ltd.	76,000	31,072
	Regina Miracle International Holdings Ltd.	87,000	41,339
*	Sa Sa International Holdings Ltd.	34,000	7,429
*	Samsonite International SA	122,700	263,929
	SAS Dragon Holdings Ltd.	64,000	37,663
#	SEA Holdings Ltd.	47,706	34,238
*	Shangri-La Asia Ltd.	286,000	232,644

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Shenwan Hongyuan HK Ltd.	120,000	$15,109
*	Shun Ho Property Investments Ltd.	1,683	271
*	Shun Tak Holdings Ltd.	394,000	107,708
	Sing Tao News Corp. Ltd.	118,000	9,728
	Singamas Container Holdings Ltd.	386,000	45,455
	Sino Land Co. Ltd.	509,027	669,057
#	SITC International Holdings Co. Ltd.	356,000	1,203,223
	SmarTone Telecommunications Holdings Ltd.	151,500	88,361
	Solomon Systech International Ltd.	160,000	15,557
	Soundwill Holdings Ltd.	25,500	25,430
	Stella International Holdings Ltd.	107,000	127,838
	Sun Hung Kai & Co. Ltd.	139,000	72,212
	Sun Hung Kai Properties Ltd.	48,696	645,627
	SUNeVision Holdings Ltd.	106,000	97,323
	Swire Pacific Ltd., Class A	85,000	534,360
	Swire Pacific Ltd., Class B	142,500	149,695
	Swire Properties Ltd.	43,600	116,890
	TAI Cheung Holdings Ltd.	82,000	51,425
	Tao Heung Holdings Ltd.	46,000	5,193
	Techtronic Industries Co. Ltd.	89,000	1,828,527
*	Television Broadcasts Ltd.	73,300	56,999
	Texhong Textile Group Ltd.	64,500	96,243
	Texwinca Holdings Ltd.	224,000	45,871
*	Theme International Holdings Ltd.	190,000	23,216
*	Town Health International Medical Group Ltd.	210,998	14,943
	Tradelink Electronic Commerce Ltd.	164,000	23,584
	Transport International Holdings Ltd.	56,513	95,620
	United Laboratories International Holdings Ltd.	256,000	162,616
††	Untrade Convoy	576,000	2,317
††	Untrade Mh Development NPV	28,000	783
††	Untrade.Burwill	1,052,000	1,798
*	Value Convergence Holdings Ltd.	152,000	8,060
	Value Partners Group Ltd.	309,000	158,182
	Vedan International Holdings Ltd.	124,000	12,582
	Vitasoy International Holdings Ltd.	166,000	400,137
*	Vobile Group Ltd.	29,000	25,516
	VPower Group International Holdings Ltd.	134,638	26,314
	VSTECS Holdings Ltd.	196,000	184,964
	VTech Holdings Ltd.	59,200	455,867
	Wai Kee Holdings Ltd.	56,000	26,912
	Wang On Group Ltd.	3,440,000	32,252
*	Wealthking Investments Ltd.	108,000	10,070
	WH Group Ltd.	1,770,425	1,241,093
	Wharf Real Estate Investment Co. Ltd.	74,000	417,971
	Wing On Co. International Ltd.	9,000	20,689
	Wing Tai Properties Ltd.	62,000	33,498
*	Xingye Alloy Materials Group Ltd.	95,000	13,619
	YTO Express Holdings Ltd.	16,000	6,875
*	Yue Yuen Industrial Holdings Ltd.	203,500	431,972
#	Zensun Enterprises Ltd.	115,999	65,923
*	Zhaobangji Properties Holdings Ltd.	176,000	10,971

TOTAL HONG KONG			39,393,658

IRELAND — (1.0%)
*	AIB Group PLC	213,486	577,795
*	Bank of Ireland Group PLC	254,067	1,513,523
	Cairn Homes PLC	176,369	228,968
	CRH PLC, Sponsored ADR	116,775	5,598,194
*	Dalata Hotel Group PLC	13,546	57,944

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*	Datalex PLC	15,426	$15,868
*	FBD Holdings PLC	5,285	50,354
	Glanbia PLC	37,900	618,948
*	Glenveagh Properties PLC	133,089	167,815
*	Irish Continental Group PLC	65,808	323,544
	Kerry Group PLC, Class A	4,832	648,352
	Kingspan Group PLC	30,178	3,474,241
*	Permanent TSB Group Holdings PLC	13,273	24,531
	Smurfit Kappa Group PLC	61,450	3,221,000

TOTAL IRELAND			16,521,077

ISRAEL — (1.0%)
	Adgar Investment & Development Ltd.	6,846	15,733
*	AFI Properties Ltd.	2,320	120,490
	Africa Israel Residences Ltd.	740	40,366
*	Airport City Ltd.	8,088	154,405
	Albaad Massuot Yitzhak Ltd.	798	10,813
	Alony Hetz Properties & Investments Ltd.	15,090	247,061
*	Alrov Properties & Lodgings Ltd.	1,668	91,784
	Amot Investments Ltd.	20,974	160,318
	Arad Ltd.	1,741	25,993
	Ashtrom Group Ltd.	3,641	85,137
	Atreyu Capital Markets Ltd.	1,315	23,887
	AudioCodes Ltd.	1,960	69,462
	Aura Investments Ltd.	30,276	44,842
#*	Avgol Industries 1953 Ltd.	23,344	22,467
*	Azorim-Investment Development & Construction Co. Ltd.	22,077	98,677
	Azrieli Group Ltd.	1,019	95,300
	Bank Hapoalim BM	73,495	723,849
	Bank Leumi Le-Israel BM	135,671	1,296,250
*	Bet Shemesh Engines Holdings 1997 Ltd.	851	21,428
*	Bezeq The Israeli Telecommunication Corp. Ltd.	258,753	324,570
	Big Shopping Centers Ltd.	833	124,935
*	BioLine RX Ltd.	80,555	15,088
	Blue Square Real Estate Ltd.	677	52,382
*	Brack Capital Properties NV	439	51,254
#*	Camtek Ltd.	2,359	94,753
	Carasso Motors Ltd.	7,213	42,372
*	Cellcom Israel Ltd.	17,437	65,982
*	Cellcom Israel Ltd.	6,437	24,055
*	Ceragon Networks Ltd.	7,505	26,343
*	Clal Insurance Enterprises Holdings Ltd.	10,673	263,708
*	Compugen Ltd.	2,478	15,708
	Danel Adir Yeoshua Ltd.	1,077	227,813
	Delek Automotive Systems Ltd.	9,595	125,627
	Delta Galil Industries Ltd.	3,106	159,499
	Dor Alon Energy in Israel 1988 Ltd.	2,111	60,525
	Duniec Brothers Ltd.	668	37,147
#	Electra Consumer Products 1970 Ltd.	2,172	102,061
	Electra Ltd.	494	325,518
	Electra Real Estate Ltd.	2,488	38,786
#*	Elron Electronic Industries Ltd.	3,300	13,796
	Energix-Renewable Energies Ltd.	14,936	70,298
*	Enlight Renewable Energy Ltd.	55,324	136,392
	First International Bank of Israel Ltd.	10,866	435,760
	FMS Enterprises Migun Ltd.	511	16,534
	Formula Systems 1985 Ltd.	2,261	243,540
	Fox Wizel Ltd.	2,984	411,565
	Freshmarket Ltd.	2,677	11,726

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Gav-Yam Lands Corp. Ltd.	17,029	$202,677
	Gilat Satellite Networks Ltd.	2,199	18,200
	Hadera Paper Ltd.	954	76,268
	Hamat Group Ltd.	1,630	10,879
	Harel Insurance Investments & Financial Services Ltd.	39,565	442,346
	Hilan Ltd.	3,154	174,834
	ICL Group Ltd.	37,462	321,049
	IDI Insurance Co. Ltd.	1,786	71,809
	IES Holdings Ltd.	544	47,504
	Ilex Medical Ltd.	633	23,000
	Inrom Construction Industries Ltd.	24,007	123,369
	Isracard Ltd.	12,500	50,243
	Israel Canada T.R Ltd.	6,547	31,598
*	Israel Discount Bank Ltd., Class A	107,690	650,688
#	Israel Land Development—Urban Renewal Ltd.	2,713	38,432
	Isras Investment Co. Ltd.	376	84,002
*	Issta Lines Ltd.	587	14,889
*	Kamada Ltd.	2,600	14,846
	Kerur Holdings Ltd.	968	29,148
	Klil Industries Ltd.	213	19,680
	Levinstein Properties Ltd.	295	7,995
	M Yochananof & Sons Ltd.	382	26,369
	Magic Software Enterprises Ltd.	2,021	44,017
	Magic Software Enterprises Ltd.	1,344	28,571
	Malam—Team Ltd.	1,640	55,180
	Matrix IT Ltd.	7,710	209,337
	Maytronics Ltd.	8,431	199,294
	Mediterranean Towers Ltd.	14,962	46,777
	Mega Or Holdings Ltd.	3,782	149,815
*	Mehadrin Ltd.	180	10,509
	Meitav Dash Investments Ltd.	7,248	39,201
*	Melisron Ltd.	1,509	127,708
	Menora Mivtachim Holdings Ltd.	7,969	184,358
	Migdal Insurance & Financial Holdings Ltd.	104,926	178,562
	Mivne Real Estate KD Ltd.	47,434	172,939
	Mivtach Shamir Holdings Ltd.	640	23,028
	Mizrahi Tefahot Bank Ltd.	21,178	770,561
#	Nawi Brothers Ltd.	4,936	43,920
*	Neto Malinda Trading Ltd.	1,160	36,131
	Neto ME Holdings Ltd.	380	18,805
*	Nice Ltd., Sponsored ADR	138	39,057
*	Nova Ltd.	4,633	494,729
	Novolog Ltd.	39,408	36,408
*	Oil Refineries Ltd.	527,463	142,722
	One Software Technologies Ltd.	6,608	113,065
	Palram Industries 1990 Ltd.	1,581	27,023
*	Partner Communications Co. Ltd.	38,913	196,763
*	Partner Communications Co. Ltd., ADR	1,321	6,605
*	Paz Oil Co. Ltd.	2,590	330,105
*	Perion Network Ltd.	4,225	118,063
	Phoenix Holdings Ltd.	33,483	423,223
	Plasson Industries Ltd.	1,084	81,140
	Prashkovsky Investments & Construction Ltd.	334	10,529
	Priortech Ltd.	1,092	34,157
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,709	128,668
	Scope Metals Group Ltd.	1,610	72,633
	Shapir Engineering & Industry Ltd.	29,722	243,294
*	Shikun & Binui Ltd.	29,173	173,514
	Shufersal Ltd.	27,713	229,520

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Strauss Group Ltd.	6,564	$192,935
*	Summit Real Estate Holdings Ltd.	12,581	228,556
	Suny Cellular Communication Ltd.	24,074	11,125
	Tadiran Group Ltd.	650	84,753
	Tamar Petroleum Ltd.	12,324	20,880
	Telsys	589	26,019
*	Tera Light Ltd.	7,969	20,122
	Tiv Taam Holdings 1 Ltd.	11,482	35,466
*	Tower Semiconductor Ltd.	14,875	474,066
*	Tower Semiconductor Ltd.	5,566	182,241
	Victory Supermarket Chain Ltd.	1,493	32,085
	YH Dimri Construction & Development Ltd.	1,190	85,429

TOTAL ISRAEL			15,979,432

ITALY — (2.8%)
	A2A SpA	473,064	995,491
	ACEA SpA	15,647	339,413
*	Aeffe SpA	5,749	16,684
	Amplifon SpA	27,613	1,405,177
	Anima Holding SpA	55,509	294,944
*	Aquafil SpA	2,441	22,024
*	Arnoldo Mondadori Editore SpA	26,239	60,672
	Ascopiave SpA	2,521	10,269
	Assicurazioni Generali SpA	106,408	2,317,055
*	Atlantia SpA	28,986	560,244
*	Autogrill SpA	5,435	42,667
	Avio SpA	2,121	28,220
	Azimut Holding SpA	32,545	937,241
*	Banca Generali SpA	13,449	632,704
	Banca IFIS SpA	5,863	108,416
#	Banca Mediolanum SpA	30,622	308,581
#*	Banca Monte dei Paschi di Siena SpA	18,901	22,586
	Banca Popolare di Sondrio SCPA	128,084	556,591
	Banca Profilo SpA	37,962	9,168
#*	Banca Sistema SpA	9,819	25,713
	Banco BPM SpA	377,363	1,173,520
	Banco di Desio e della Brianza SpA	6,714	24,846
	Be Shaping The Future SpA	20,448	54,907
	BFF Bank SpA	17,840	159,740
*	Biesse SpA	567	17,551
	BPER Banca	257,934	565,537
	Brembo SpA	23,203	304,763
*	Brunello Cucinelli SpA	7,168	434,884
	Cairo Communication SpA	17,083	35,758
	Carel Industries SpA	5,614	162,003
*	CIR SpA-Compagnie Industriali	73,653	40,580
	CNH Industrial NV	138,128	2,379,332
	Credito Emiliano SpA	25,960	196,958
#*	d’Amico International Shipping SA	117,657	14,029
	Danieli & C Officine Meccaniche SpA	10,382	224,298
#	Danieli & C Officine Meccaniche SpA	3,400	114,455
	De’ Longhi SpA	9,853	385,449
	DeA Capital SpA	29,586	45,706
	DiaSorin SpA	3,572	807,500
	Digital Bros SpA	1,015	49,136
	doValue SpA	7,484	71,765
*	Elica SpA	4,248	17,653
	Emak SpA	12,990	30,258
	Enel SpA	438,811	3,673,630

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	ERG SpA	9,634	$348,018
	Esprinet SpA	9,762	126,805
*	Exprivia SpA	8,445	18,590
	Ferrari NV	5,231	1,241,271
	Ferrari NV	1,916	454,418
	Fila SpA	4,579	55,247
*	FinecoBank Banca Fineco SpA	44,331	846,624
*	FNM SpA	35,502	27,540
	Gefran SpA	1,074	14,036
*	Geox SpA	10,145	12,881
	Gruppo MutuiOnline SpA	4,502	219,846
	Hera SpA	204,388	836,201
*	Illimity Bank SpA	7,923	125,057
*	IMMSI SpA	64,785	38,885
#	Infrastrutture Wireless Italiane SpA	30,081	332,338
*	Intek Group SpA	60,280	23,687
	Interpump Group SpA	10,699	788,110
	Intesa Sanpaolo SpA	835,460	2,374,525
	Iren SpA	97,914	304,286
	Italgas SpA	85,312	542,028
	Italmobiliare SpA	3,339	117,184
#*	IVS Group SA	645	4,735
	La Doria SpA	2,486	47,687
	LU-VE SpA	828	22,554
	Maire Tecnimont SpA	33,875	145,969
	Mediaset NV	103,891	291,844
*	Mediobanca Banca di Credito Finanziario SpA	118,400	1,412,834
#	Moncler SpA	19,529	1,405,392
	Openjobmetis SpA agenzia per il lavoro	2,295	30,531
	Orsero SpA	1,057	11,545
*	OVS SpA	84,346	242,286
	Pharmanutra SpA	443	34,837
	Piaggio & C SpA	71,436	239,478
	Piovan SpA	1,646	17,013
	Pirelli & C SpA	79,746	490,465
	Poste Italiane SpA	40,781	582,427
*	Prima Industrie SpA	595	13,146
	Prysmian SpA	16,902	639,049
	RAI Way SpA	18,777	113,657
	Recordati Industria Chimica e Farmaceutica SpA	13,887	870,117
	Reno de Medici SpA	51,419	86,361
	Reply SpA	3,769	731,575
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	19,812
	Sabaf SpA	1,622	52,201
	SAES Getters SpA	1,127	33,482
	SAES Getters SpA	1,099	22,643
*	Safilo Group SpA	13,132	23,737
*	Saipem SpA	142,802	312,875
*	Saras SpA	153,095	113,658
*	Servizi Italia SpA	2,903	6,992
	Sesa SpA	1,513	296,833
	Snam SpA	89,447	506,609
*	Sogefi SpA	12,614	19,998
	SOL SpA	6,774	155,662
	Stellantis NV	78,991	1,577,012
	Stellantis NV	16,599	330,984
	Tamburi Investment Partners SpA	16,230	183,214
	Technogym SpA	24,305	255,462
	Telecom Italia SpA	1,877,143	669,670

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Telecom Italia SpA	1,240,179	$471,483
	Tenaris SA	47,712	531,334
	Tenaris SA, ADR	1,324	29,499
	Terna—Rete Elettrica Nazionale	116,708	869,567
	Tinexta SpA	4,209	186,577
*	Tod’s SpA	1,098	60,564
	TXT e-solutions SpA	1,430	14,627
	UniCredit SpA	186,489	2,465,283
	Unieuro SpA	4,835	113,602
	Unipol Gruppo SpA	110,662	635,575
	UnipolSai Assicurazioni SpA	116,152	336,341
	Webuild SpA	11,659	28,863
	Wiit SpA	998	35,263
	Zignago Vetro SpA	4,955	99,845

TOTAL ITALY			46,418,464

JAPAN — (22.2%)
	77 Bank Ltd.	15,000	153,023
	A&A Material Corp.	1,500	12,700
	A&D Co. Ltd.	7,100	63,042
	ABC-Mart, Inc.	3,100	148,998
*	Access Co. Ltd.	4,500	35,254
	Accrete, Inc.	1,000	16,276
	Achilles Corp.	3,200	36,874
	Acom Co. Ltd.	32,300	107,725
	AD Works Group Co. Ltd.	7,200	10,308
	Adastria Co. Ltd.	7,780	144,321
	ADEKA Corp.	22,600	502,745
	Ad-sol Nissin Corp.	1,300	23,828
	Adtec Plasma Technology Co. Ltd.	900	18,322
	Advan Group Co. Ltd.	4,200	35,892
	Advance Create Co. Ltd.	1,400	13,056
*	Advanced Media, Inc.	2,400	16,290
	Advantage Risk Management Co. Ltd.	1,100	8,913
	Advantest Corp.	14,600	1,197,024
	Adventure, Inc.	300	22,184
	Adways, Inc.	1,800	12,878
	Aeon Co. Ltd.	51,565	1,186,245
	Aeon Delight Co. Ltd.	4,200	128,990
	Aeon Fantasy Co. Ltd.	2,600	43,097
	AEON Financial Service Co. Ltd.	31,100	395,129
	Aeon Hokkaido Corp.	4,700	54,280
	Aeon Mall Co. Ltd.	12,100	177,261
	Aeria, Inc.	2,400	9,165
	AFC-HD AMS Life Science Co. Ltd.	2,200	19,608
	AGC, Inc.	36,500	1,817,538
	Agro-Kanesho Co. Ltd.	2,200	26,197
	AGS Corp.	1,300	10,800
	Ahresty Corp.	8,100	30,261
	Ai Holdings Corp.	6,700	126,457
	Aica Kogyo Co. Ltd.	4,300	131,798
	Aichi Bank Ltd.	2,200	66,498
	Aichi Corp.	10,500	74,430
	Aichi Steel Corp.	2,600	60,571
	Aichi Tokei Denki Co. Ltd.	800	33,891
	Aida Engineering Ltd.	13,100	118,921
	Aiful Corp.	72,900	242,869
	Ain Holdings, Inc.	4,300	253,805
	Aiphone Co. Ltd.	3,100	64,079

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Air Water, Inc.	43,700	$668,614
	Airport Facilities Co. Ltd.	6,100	31,194
	Airtech Japan Ltd.	2,100	23,047
	Aisan Industry Co. Ltd.	10,100	74,422
	Aisin Corp.	31,618	1,156,990
#	AIT Corp.	2,000	19,553
	Aizawa Securities Co. Ltd.	9,400	88,681
	Ajis Co. Ltd.	1,100	28,606
	Akatsuki Corp.	8,400	27,570
	Akatsuki, Inc.	2,500	68,204
*	Akebono Brake Industry Co. Ltd.	28,700	58,012
	Akita Bank Ltd.	4,100	52,170
	Albis Co. Ltd.	1,400	28,996
	Alconix Corp.	7,100	107,031
	Alfresa Holdings Corp.	35,200	496,213
	Alinco, Inc.	3,800	33,189
#	Alleanza Holdings Co. Ltd.	1,700	17,470
*	Allied Telesis Holdings KK	16,600	13,583
	Alpen Co. Ltd.	4,700	114,644
	Alpha Corp.	1,500	16,232
	Alps Alpine Co. Ltd.	58,027	566,985
	Alps Logistics Co. Ltd.	4,100	37,435
	Altech Corp.	3,630	65,391
	Amada Co. Ltd.	58,200	574,985
	Amano Corp.	12,300	304,372
	Amiyaki Tei Co. Ltd.	600	16,184
	Amuse, Inc.	1,700	33,081
*	ANA Holdings, Inc.	8,000	186,408
	Anabuki Kosan, Inc.	1,000	18,153
	Anest Iwata Corp.	4,600	36,643
	Anicom Holdings, Inc.	7,600	59,253
	Anritsu Corp.	29,100	482,549
	AOI Electronics Co. Ltd.	1,500	32,406
	AOKI Holdings, Inc.	9,700	59,223
	Aomori Bank Ltd.	5,800	100,028
*	Aoyama Trading Co. Ltd.	12,200	83,890
	Aoyama Zaisan Networks Co. Ltd.	3,600	37,176
	Aozora Bank Ltd.	20,500	468,937
	Apaman Co. Ltd.	3,300	15,354
	Arakawa Chemical Industries Ltd.	4,300	46,893
	Arata Corp.	3,400	120,355
	Arcland Service Holdings Co. Ltd.	2,200	43,664
	Arcs Co. Ltd.	11,300	217,155
#	Ardepro Co. Ltd.	25,100	11,910
	Arealink Co. Ltd.	1,900	25,857
	Argo Graphics, Inc.	1,900	52,908
	Arisawa Manufacturing Co. Ltd.	10,600	90,313
	ARTERIA Networks Corp.	2,400	33,864
	Artiza Networks, Inc.	1,300	14,126
	Artnature, Inc.	5,000	32,477
	ArtSpark Holdings, Inc.	6,800	70,349
*	Aruhi Corp.	9,200	106,662
	As One Corp.	1,200	164,499
	Asahi Broadcasting Group Holdings Corp.	3,400	21,437
	Asahi Co. Ltd.	4,900	56,909
	Asahi Diamond Industrial Co. Ltd.	17,600	108,221
	Asahi Holdings, Inc.	21,200	378,380
	Asahi Intecc Co. Ltd.	9,000	237,234
	Asahi Kasei Corp.	159,200	1,672,452

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Kogyosha Co. Ltd.	1,076	$32,268
	Asahi Net, Inc.	3,500	22,114
	Asahi Printing Co. Ltd.	1,200	8,985
	Asahi Yukizai Corp.	3,400	41,086
	Asanuma Corp.	1,700	67,986
	Asax Co. Ltd.	2,400	14,998
	Ascentech KK	1,000	11,544
*	Ashimori Industry Co. Ltd.	1,100	9,520
	Asia Pile Holdings Corp.	6,300	25,636
	Asics Corp.	22,600	563,224
	ASKUL Corp.	10,200	138,544
	Astena Holdings Co. Ltd.	6,900	34,249
	Asteria Corp.	2,900	18,131
	Asti Corp.	500	7,956
	Atled Corp.	700	15,243
*	Atrae, Inc.	2,300	49,007
*	Atsugi Co. Ltd.	5,100	28,548
	Aucnet, Inc.	2,500	51,780
	Autobacs Seven Co. Ltd.	17,900	231,509
	Avant Corp.	4,800	67,125
	Avantia Co. Ltd.	2,500	18,885
	Avex, Inc.	8,900	121,519
	Awa Bank Ltd.	9,800	182,548
	Axell Corp.	1,700	10,820
	Axial Retailing, Inc.	5,100	162,210
	Axyz Co. Ltd.	700	19,820
	Azbil Corp.	4,000	170,531
	Bandai Namco Holdings, Inc.	13,800	1,054,576
	Bando Chemical Industries Ltd.	9,300	71,863
	Bank of Iwate Ltd.	4,200	60,341
	Bank of Kochi Ltd.	1,900	12,713
	Bank of Kyoto Ltd.	10,599	476,671
	Bank of Nagoya Ltd.	3,399	72,304
	Bank of Saga Ltd.	4,700	59,254
	Bank of the Ryukyus Ltd.	11,900	79,324
#	Bank of Toyama Ltd.	1,000	16,701
	Baroque Japan Ltd.	3,800	28,875
	Base Co. Ltd.	400	16,915
	BayCurrent Consulting, Inc.	1,700	705,534
#	Beauty Garage, Inc.	400	13,925
	Beenos, Inc.	1,400	40,715
	Belc Co. Ltd.	3,500	172,783
	Bell System24 Holdings, Inc.	8,100	104,065
	Belluna Co. Ltd.	15,900	111,652
	Benefit One, Inc.	6,800	343,173
	Benesse Holdings, Inc.	19,500	446,124
	BeNext-Yumeshin Group Co.	14,076	183,508
#*	Bengo4.com, Inc.	1,300	78,177
	Bic Camera, Inc.	21,200	182,840
	BML, Inc.	6,800	239,019
	Bookoff Group Holdings Ltd.	3,100	26,784
	Bourbon Corp.	2,500	51,049
	BP Castrol KK	2,100	26,401
	Br Holdings Corp.	8,100	30,625
*	BrainPad, Inc.	800	38,442
	Bridgestone Corp.	26,300	1,163,493
	Broadleaf Co. Ltd.	25,100	120,485
	Broccoli Co. Ltd.	1,000	11,522
	Brother Industries Ltd.	26,600	514,283

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bull-Dog Sauce Co. Ltd.	2,700	$52,736
	Bunka Shutter Co. Ltd.	15,200	148,164
	Business Brain Showa-Ota, Inc.	1,700	29,199
	Business Engineering Corp.	400	12,359
	C Uyemura & Co. Ltd.	2,100	86,775
	CAC Holdings Corp.	3,200	45,274
	Calbee, Inc.	16,700	430,283
#	Can Do Co. Ltd.	1,900	42,604
	Canare Electric Co. Ltd.	1,700	25,513
	Canon Electronics, Inc.	6,700	92,223
	Canon Marketing Japan, Inc.	8,600	170,369
	Canon, Inc.	31,500	716,290
	Capcom Co. Ltd.	23,100	621,746
*	CareerIndex, Inc.	900	8,106
	Careerlink Co. Ltd.	1,300	17,660
	Carenet, Inc.	1,600	17,584
	Carlit Holdings Co. Ltd.	5,200	34,733
	Carta Holdings, Inc.	800	17,195
	Casa, Inc.	2,200	17,580
	Casio Computer Co. Ltd.	14,800	209,436
	Cawachi Ltd.	3,900	76,072
	CE Holdings Co. Ltd.	2,000	9,464
*	CellSource Co. Ltd.	900	50,995
	Central Automotive Products Ltd.	1,900	49,522
	Central Glass Co. Ltd.	9,100	169,457
	Central Japan Railway Co.	3,700	548,860
	Central Security Patrols Co. Ltd.	3,200	76,939
	Central Sports Co. Ltd.	1,200	25,557
#	Ceres, Inc.	1,800	45,290
	Charm Care Corp. KK	3,000	45,110
	Chiba Bank Ltd.	71,900	445,651
	Chiba Kogyo Bank Ltd.	12,300	29,167
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	80,027
	Chino Corp.	2,800	34,574
	Chiyoda Co. Ltd.	4,500	30,191
*	Chiyoda Corp.	23,300	85,173
	Chiyoda Integre Co. Ltd.	2,800	53,551
	Chofu Seisakusho Co. Ltd.	5,500	99,378
	Chori Co. Ltd.	3,300	52,619
	Chubu Shiryo Co. Ltd.	6,500	62,123
	Chudenko Corp.	8,500	166,435
	Chuetsu Pulp & Paper Co. Ltd.	3,700	38,200
	Chugai Ro Co. Ltd.	1,400	21,428
	Chugoku Bank Ltd.	39,300	285,089
	Chugoku Marine Paints Ltd.	10,000	77,407
	Chukyo Bank Ltd.	2,900	33,583
	Chuo Spring Co. Ltd.	5,000	43,357
	Chuo Warehouse Co. Ltd.	2,300	19,512
	CI Takiron Corp.	10,600	56,531
	Citizen Watch Co. Ltd.	71,300	310,944
	CKD Corp.	10,000	198,252
	CK-San-Etsu Co. Ltd.	700	21,035
	Cleanup Corp.	4,700	22,930
	CMC Corp.	1,600	17,725
	CMIC Holdings Co. Ltd.	2,400	31,255
*	CMK Corp.	12,600	47,444
	Coca-Cola Bottlers Japan Holdings, Inc.	23,556	324,161
*	COLOPL, Inc.	8,000	57,798
	Computer Engineering & Consulting Ltd.	4,800	57,147

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Computer Institute of Japan Ltd.	3,000	$22,237
	COMSYS Holdings Corp.	16,863	417,545
	Comture Corp.	4,900	132,878
	Concordia Financial Group Ltd.	167,532	665,885
	CONEXIO Corp.	5,900	75,616
*	COOKPAD, Inc.	16,800	35,128
	Core Corp.	1,800	25,367
	Corona Corp., Class A	3,800	30,531
	Cosel Co. Ltd.	6,600	53,739
	Cosmo Energy Holdings Co. Ltd.	16,900	345,480
	Cosmos Initia Co. Ltd.	2,100	7,587
	Cosmos Pharmaceutical Corp.	2,200	336,198
	Cota Co. Ltd.	3,529	48,966
	CRE, Inc.	2,300	36,081
	Create Medic Co. Ltd.	2,200	19,094
#	Create Restaurants Holdings, Inc.	15,600	107,252
	Create SD Holdings Co. Ltd.	6,600	202,898
	Credit Saison Co. Ltd.	36,900	452,384
	Creek & River Co. Ltd.	2,900	50,083
	Cresco Ltd.	4,200	76,863
*	CROOZ, Inc.	2,000	21,451
	CTI Engineering Co. Ltd.	3,300	79,166
	CTS Co. Ltd.	5,600	39,124
#	Cube System, Inc.	1,200	10,556
	Curves Holdings Co. Ltd.	6,800	52,979
	CyberAgent, Inc.	33,200	556,284
	Cyberlinks Co. Ltd.	700	7,721
	Cybernet Systems Co. Ltd.	3,400	18,983
	Cybozu, Inc.	5,300	125,747
	Dai Nippon Printing Co. Ltd.	19,300	478,159
	Dai Nippon Toryo Co. Ltd.	5,000	38,047
	Daibiru Corp.	5,700	79,320
	Daicel Corp.	62,000	464,211
	Dai-Dan Co. Ltd.	3,700	77,903
	Daido Kogyo Co. Ltd.	2,100	18,853
	Daido Steel Co. Ltd.	7,200	275,852
*	Daidoh Ltd.	4,900	7,350
	Daifuku Co. Ltd.	7,600	699,651
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	24,851
	Daihen Corp.	5,000	208,707
	Daiho Corp.	3,400	114,532
	Dai-Ichi Cutter Kogyo KK	2,000	24,970
	Daiichi Jitsugyo Co. Ltd.	2,500	116,286
	Daiichi Kensetsu Corp.	1,900	33,460
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	69,834
	Dai-ichi Life Holdings, Inc.	38,600	812,088
	Daiichikosho Co. Ltd.	5,400	196,071
	Daiken Corp.	3,600	78,670
	Daiken Medical Co. Ltd.	2,300	11,668
	Daiki Aluminium Industry Co. Ltd.	9,000	130,996
	Daikin Industries Ltd.	12,000	2,628,177
	Daikokutenbussan Co. Ltd.	2,400	136,719
	Daikyonishikawa Corp.	11,800	70,910
	Daimaruenawin Co. Ltd.	700	7,844
	Dainichi Co. Ltd.	4,300	29,755
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	87,838
	Daio Paper Corp.	18,600	327,296
*	Daiohs Corp.	1,500	13,453
	Daiseki Co. Ltd.	5,280	246,453

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daishi Hokuetsu Financial Group, Inc.	10,300	$230,673
	Daishinku Corp.	7,600	67,497
	Daisue Construction Co. Ltd.	1,600	12,353
	Daito Bank Ltd.	1,500	8,911
	Daito Chemix Corp.	2,800	30,457
	Daito Pharmaceutical Co. Ltd.	3,400	95,881
	Daito Trust Construction Co. Ltd.	6,200	768,701
	Daitron Co. Ltd.	2,500	49,745
	Daiwa House Industry Co. Ltd.	58,300	1,923,327
	Daiwa Industries Ltd.	9,100	101,421
	Daiwa Securities Group, Inc.	115,604	649,481
	Daiwabo Holdings Co. Ltd.	27,500	484,137
	DATA HORIZON Co. Ltd.	600	12,039
	Dawn Corp.	600	13,008
	DCM Holdings Co. Ltd.	31,600	308,104
	Dear Life Co. Ltd.	3,800	19,094
	Delica Foods Holdings Co. Ltd.	2,000	10,984
	DeNA Co. Ltd.	15,900	293,708
	Denka Co. Ltd.	22,100	723,535
	Densan System Holdings Co. Ltd.	1,800	40,645
	Denso Corp.	12,100	877,191
	Dentsu Group, Inc.	15,700	573,736
	Denyo Co. Ltd.	4,200	72,825
*	Descente Ltd.	400	15,162
	Dexerials Corp.	14,400	291,301
#	Diamond Electric Holdings Co. Ltd.	700	13,040
	DIC Corp.	23,100	611,613
	Digital Arts, Inc.	2,300	187,798
	Digital Garage, Inc.	3,400	158,828
	Digital Hearts Holdings Co. Ltd.	1,600	25,459
	Digital Holdings, Inc.	4,300	65,942
	Digital Information Technologies Corp.	2,300	34,765
	Dip Corp.	7,100	254,743
	Disco Corp.	2,700	727,914
	DKK Co. Ltd.	3,400	75,248
#	DKK-Toa Corp.	1,400	10,353
	DKS Co. Ltd.	2,300	69,659
	DMG Mori Co. Ltd.	29,400	506,292
	Doshisha Co. Ltd.	7,500	117,514
	Double Standard, Inc.	1,600	51,460
	Doutor Nichires Holdings Co. Ltd.	8,000	114,755
	Dowa Holdings Co. Ltd.	12,300	513,696
#*	Dream Incubator, Inc.	1,400	9,809
#*	Drecom Co. Ltd.	3,100	14,017
	DTS Corp.	8,300	184,166
	Duskin Co. Ltd.	9,800	236,080
	Dvx, Inc.	1,700	17,233
	DyDo Group Holdings, Inc.	2,600	123,881
	Dynic Corp.	1,100	7,325
	Eagle Industry Co. Ltd.	7,800	83,317
	Earth Corp.	4,000	245,462
	Ebara Corp.	15,100	823,959
	Ebara Foods Industry, Inc.	1,600	35,576
	Ebara Jitsugyo Co. Ltd.	3,300	83,324
	Ebase Co. Ltd.	3,000	19,985
*	eBook Initiative Japan Co. Ltd.	500	20,943
	Eco’s Co. Ltd.	2,100	34,748
#	EDION Corp.	19,900	188,864
#	EF-ON, Inc.	6,039	44,199

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	eGuarantee, Inc.	2,400	$53,446
	E-Guardian, Inc.	2,200	60,430
	Ehime Bank Ltd.	8,700	58,724
	Eidai Co. Ltd.	6,000	15,366
	Eiken Chemical Co. Ltd.	3,000	50,430
	Eizo Corp.	3,600	137,678
	EJ Holdings, Inc.	2,000	21,966
	Elan Corp.	6,500	70,256
	Elecom Co. Ltd.	9,900	151,426
	Elematec Corp.	4,200	41,914
	Endo Lighting Corp.	3,700	34,165
	Enigmo, Inc.	6,000	56,984
	en-japan, Inc.	7,000	277,983
	Enomoto Co. Ltd.	600	9,299
	Enplas Corp.	1,900	50,387
	Entrust, Inc.	1,700	11,576
	eRex Co. Ltd.	5,300	121,365
	ES-Con Japan Ltd.	5,500	39,519
	Escrow Agent Japan, Inc.	5,500	9,817
	Eslead Corp.	2,600	38,496
	ESPEC Corp.	3,100	62,883
	Exedy Corp.	8,000	119,166
#	Ezaki Glico Co. Ltd.	6,600	239,537
	F&M Co. Ltd.	700	12,209
	Faith, Inc.	1,900	10,712
	FALCO HOLDINGS Co. Ltd.	1,900	28,302
	FAN Communications, Inc.	9,600	38,062
	Fancl Corp.	8,300	251,639
	FANUC Corp.	1,500	296,432
	Fast Retailing Co. Ltd.	2,300	1,526,780
	FCC Co. Ltd.	10,100	139,832
*	FDK Corp.	4,400	39,722
	Feed One Co. Ltd.	7,600	50,035
	Felissimo Corp.	1,000	11,990
	Fenwal Controls of Japan Ltd.	1,200	16,536
	Ferrotec Holdings Corp.	11,300	379,053
*	FFRI Security, Inc.	700	10,058
	Fibergate, Inc.	1,300	15,631
	FIDEA Holdings Co. Ltd.	4,770	49,332
	FINDEX, Inc.	2,900	23,895
	First Bank of Toyama Ltd.	13,200	33,251
#	First Brothers Co. Ltd.	1,700	15,430
#	First Juken Co. Ltd.	2,200	23,598
	First-corp, Inc.	1,400	9,784
	Fixstars Corp.	4,900	33,392
	FJ Next Co. Ltd.	3,700	32,908
	Focus Systems Corp.	1,800	16,048
	Food & Life Cos. Ltd.	10,500	455,106
	Forum Engineering, Inc.	2,700	22,524
	Forval Corp.	1,100	11,191
	Foster Electric Co. Ltd.	7,000	49,901
	FP Corp.	8,600	292,030
	France Bed Holdings Co. Ltd.	6,600	52,294
	Freebit Co. Ltd.	2,300	26,758
*	Freee KK	600	43,065
#*	Fronteo, Inc.	2,900	66,503
	Frontier Management, Inc.	700	5,658
	F-Tech, Inc.	4,000	22,383
	FTGroup Co. Ltd.	1,800	19,562

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Fudo Tetra Corp.	4,390	$69,736
	Fuji Co. Ltd.	5,400	95,164
	Fuji Corp.	15,300	356,889
#	Fuji Corp.	3,600	37,905
	Fuji Corp. Ltd.	7,000	42,353
	Fuji Die Co. Ltd.	1,600	9,107
	Fuji Electric Co. Ltd.	16,100	787,251
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	25,786
	Fuji Kyuko Co. Ltd.	3,199	128,878
	Fuji Media Holdings, Inc.	9,800	101,582
	Fuji Oil Co. Ltd.	12,400	29,485
	Fuji Oil Holdings, Inc.	12,400	291,002
	Fuji Seal International, Inc.	10,800	237,508
	Fuji Soft, Inc.	5,000	254,618
	Fujibo Holdings, Inc.	3,000	108,807
	Fujicco Co. Ltd.	4,700	78,905
	Fujikura Composites, Inc.	4,800	33,594
	Fujikura Kasei Co. Ltd.	8,100	37,356
*	Fujikura Ltd.	87,200	470,344
	Fujimi, Inc.	700	44,020
	Fujimori Kogyo Co. Ltd.	4,500	185,029
	Fujisash Co. Ltd.	13,200	8,929
*	Fujita Kanko, Inc.	700	14,822
	Fujitec Co. Ltd.	6,800	154,466
	Fujitsu General Ltd.	9,700	237,864
	Fujitsu Ltd.	10,900	1,883,843
	Fujiya Co. Ltd.	2,300	47,603
	FuKoKu Co. Ltd.	2,600	22,601
	Fukuda Corp.	1,600	65,135
	Fukuda Denshi Co. Ltd.	2,900	244,255
#	Fukui Bank Ltd.	5,600	72,388
	Fukui Computer Holdings, Inc.	1,700	61,322
	Fukuoka Financial Group, Inc.	29,228	525,090
	Fukushima Galilei Co. Ltd.	2,300	91,439
	Fukuvi Chemical Industry Co. Ltd.	700	3,872
	Fukuyama Transporting Co. Ltd.	6,600	262,911
	FULLCAST Holdings Co. Ltd.	4,700	109,707
	Funai Soken Holdings, Inc.	6,280	174,468
#	Furukawa Battery Co. Ltd.	4,000	55,843
	Furukawa Co. Ltd.	7,400	81,888
	Furukawa Electric Co. Ltd.	18,300	400,424
	Furuno Electric Co. Ltd.	7,300	78,116
#	Furuya Metal Co. Ltd.	600	47,317
	Furyu Corp.	5,800	84,123
	Fuso Chemical Co. Ltd.	5,800	267,036
	Fuso Pharmaceutical Industries Ltd.	1,700	37,932
	Futaba Corp.	12,100	82,270
	Futaba Industrial Co. Ltd.	18,200	71,253
	Future Corp.	4,600	134,537
	Fuyo General Lease Co. Ltd.	5,800	376,950
	G-7 Holdings, Inc.	8,400	153,690
	Gakken Holdings Co. Ltd.	5,500	53,840
	Gakkyusha Co. Ltd.	1,500	18,435
	Gecoss Corp.	3,900	29,466
	Genki Sushi Co. Ltd.	700	16,571
	Genky DrugStores Co. Ltd.	2,400	115,744
	Geo Holdings Corp.	11,000	116,864
*	Geostr Corp.	5,000	15,774
#	Gift, Inc.	1,100	27,239

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Gig Works, Inc.	2,400	$13,366
	Giken Ltd.	500	19,079
	GL Sciences, Inc.	1,400	33,569
	GLOBERIDE, Inc.	6,400	231,587
	Glory Ltd.	11,400	245,388
	Glosel Co. Ltd.	4,100	14,920
	GMO Financial Holdings, Inc.	10,400	79,659
	GMO GlobalSign Holdings KK	600	24,710
	GMO internet, Inc.	12,100	334,132
	GMO Payment Gateway, Inc.	3,600	456,106
#*	GNI Group Ltd.	1,700	23,820
	Goldcrest Co. Ltd.	5,400	77,371
	Goldwin, Inc.	3,000	181,528
	Golf Digest Online, Inc.	1,000	11,454
#	Good Com Asset Co. Ltd.	2,000	23,930
	Grace Technology, Inc.	4,400	40,272
	Grandy House Corp.	3,100	13,220
	Gree, Inc.	20,000	168,677
	GS Yuasa Corp.	17,699	385,301
	GSI Creos Corp.	3,000	26,057
	G-Tekt Corp.	6,700	83,529
	Gun-Ei Chemical Industry Co. Ltd.	1,500	40,040
	GungHo Online Entertainment, Inc.	13,370	250,833
	Gunma Bank Ltd.	78,300	241,735
	Gunze Ltd.	4,000	154,169
	H.U. Group Holdings, Inc.	15,800	389,648
	H2O Retailing Corp.	24,860	198,536
#	HABA Laboratories, Inc.	500	13,416
	Hachijuni Bank Ltd.	88,700	296,452
#	Hagihara Industries, Inc.	3,400	44,811
	Hagiwara Electric Holdings Co. Ltd.	2,500	47,281
	Hakudo Co. Ltd.	1,900	48,163
	Hakuhodo DY Holdings, Inc.	17,800	290,204
	Hakuto Co. Ltd.	3,600	61,487
	Halows Co. Ltd.	2,800	68,786
	Hamakyorex Co. Ltd.	5,100	141,394
	Hamamatsu Photonics KK	2,400	142,446
	Handsman Co. Ltd.	1,500	23,068
	Hankyu Hanshin Holdings, Inc.	18,700	579,804
	Hanwa Co. Ltd.	8,700	261,335
	Happinet Corp.	4,100	53,986
	Hard Off Corp. Co. Ltd.	2,800	19,001
	Harima Chemicals Group, Inc.	3,800	29,118
	Harmonic Drive Systems, Inc.	1,300	58,931
	Haruyama Holdings, Inc.	2,200	11,145
	Haseko Corp.	73,800	960,953
	Hashimoto Sogyo Holdings Co. Ltd.	800	15,230
	Hayashikane Sangyo Co. Ltd.	1,800	9,192
	Hazama Ando Corp.	51,900	351,451
	Heiwa Real Estate Co. Ltd.	7,000	220,997
	Heiwado Co. Ltd.	9,000	155,792
	Hibiya Engineering Ltd.	4,400	73,967
	Hikari Tsushin, Inc.	1,400	215,816
#	HI-LEX Corp.	5,900	94,347
	Himaraya Co. Ltd.	1,200	11,131
	Hino Motors Ltd.	39,600	374,603
	Hinokiya Group Co. Ltd.	1,400	28,239
	Hioki EE Corp.	900	62,861
	Hirakawa Hewtech Corp.	2,600	28,304

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirano Tecseed Co. Ltd.	1,800	$41,784
	Hirata Corp.	1,300	79,263
	Hirogin Holdings, Inc.	67,300	370,772
	Hirose Electric Co. Ltd.	1,900	317,739
#	Hirose Tusyo, Inc.	900	17,910
	Hiroshima Gas Co. Ltd.	7,500	24,671
	Hisaka Works Ltd.	5,000	37,099
	Hisamitsu Pharmaceutical Co., Inc.	4,900	167,171
	Hitachi Transport System Ltd.	7,600	299,411
	Hitachi Zosen Corp.	50,700	397,535
	Hito Communications Holdings, Inc.	1,700	32,854
	Hochiki Corp.	4,800	52,717
	Hodogaya Chemical Co. Ltd.	1,400	59,663
	Hogy Medical Co. Ltd.	4,600	126,117
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	32,769
	Hokkaido Gas Co. Ltd.	2,000	26,787
	Hokkan Holdings Ltd.	2,500	33,267
	Hokko Chemical Industry Co. Ltd.	6,000	52,645
	Hokkoku Financial Holdings, Inc.	6,400	111,546
	Hokuetsu Corp.	34,700	229,280
	Hokuetsu Industries Co. Ltd.	6,000	51,074
	Hokuhoku Financial Group, Inc.	33,600	240,366
	Hokuriku Electric Industry Co. Ltd.	1,000	9,092
	Hokuriku Electrical Construction Co. Ltd.	2,900	26,833
	Hokuto Corp.	5,800	100,161
	Honda Motor Co. Ltd.	95,800	2,833,559
	Honda Tsushin Kogyo Co. Ltd.	4,400	17,620
	H-One Co. Ltd.	5,000	33,054
	Honeys Holdings Co. Ltd.	4,450	41,096
	Hoosiers Holdings	9,100	56,138
	Horiba Ltd.	5,600	367,142
	Hoshizaki Corp.	900	75,682
	Hosiden Corp.	13,000	137,065
	Hosokawa Micron Corp.	3,600	99,597
*	Hotland Co. Ltd.	3,400	40,698
	House Do Co. Ltd.	1,200	9,970
	House Foods Group, Inc.	5,800	166,412
	Howa Machinery Ltd.	3,900	27,734
	Hoya Corp.	14,600	2,149,244
*	HPC Systems, Inc.	1,000	34,875
	Hulic Co. Ltd.	51,869	498,746
	Hyakugo Bank Ltd.	59,200	171,609
	Hyakujushi Bank Ltd.	6,400	82,810
	Ibiden Co. Ltd.	7,400	444,636
	IBJ, Inc.	3,800	36,455
	Ichibanya Co. Ltd.	1,700	68,729
	Ichigo, Inc.	74,000	221,524
	Ichiken Co. Ltd.	1,200	20,226
	Ichikoh Industries Ltd.	11,300	56,059
	Ichimasa Kamaboko Co. Ltd.	1,500	12,030
	Ichinen Holdings Co. Ltd.	5,400	66,250
	Ichiyoshi Securities Co. Ltd.	10,100	57,633
	Icom, Inc.	1,900	40,426
	ID Holdings Corp.	3,750	30,974
	Idec Corp.	7,300	154,709
	IDOM, Inc.	19,900	136,299
	Ihara Science Corp.	2,000	36,944
	IHI Corp.	40,400	943,655
	Iida Group Holdings Co. Ltd.	14,840	365,873

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Iino Kaiun Kaisha Ltd.	25,800	$124,431
	IJTT Co. Ltd.	7,800	40,440
	Ikegami Tsushinki Co. Ltd.	1,400	9,435
	I’ll, Inc.	2,100	31,183
*	Imagica Group, Inc.	5,700	29,095
	Imagineer Co. Ltd.	1,000	8,596
	Imasen Electric Industrial	2,600	16,192
	i-mobile Co. Ltd.	1,300	17,607
*	Impact HD, Inc.	800	28,181
	Imuraya Group Co. Ltd.	1,800	37,149
	Inaba Denki Sangyo Co. Ltd.	11,800	283,053
	Inaba Seisakusho Co. Ltd.	2,800	32,870
	Inabata & Co. Ltd.	12,000	177,645
	Inageya Co. Ltd.	5,300	64,058
	Ines Corp.	4,700	68,683
	I-Net Corp.	3,730	43,396
	Infocom Corp.	6,100	117,122
	Infomart Corp.	35,400	345,446
	Information Services International-Dentsu Ltd.	5,200	181,935
	INFRONEER Holdings, Inc.	55,240	457,526
	Innotech Corp.	4,100	51,474
	Insource Co. Ltd.	5,550	111,120
	Intage Holdings, Inc.	8,600	145,224
	Intelligent Wave, Inc.	2,300	11,895
	Inter Action Corp.	2,400	51,666
	Internet Initiative Japan, Inc.	17,000	594,801
	Inui Global Logistics Co. Ltd.	1,300	25,794
	I-O Data Device, Inc.	2,600	20,715
	I-PEX, Inc.	3,800	68,402
	IPS, Inc.	600	9,540
	IR Japan Holdings Ltd.	1,900	175,219
	Iriso Electronics Co. Ltd.	3,700	169,980
	ISB Corp.	1,900	20,790
	Ise Chemicals Corp.	400	13,852
*	Iseki & Co. Ltd.	6,600	95,372
	Isetan Mitsukoshi Holdings Ltd.	64,900	474,480
	Ishihara Chemical Co. Ltd.	3,400	43,849
	Ishihara Sangyo Kaisha Ltd.	8,500	93,721
*	Ishizuka Glass Co. Ltd.	1,000	18,926
	Isolite Insulating Products Co. Ltd.	2,800	21,774
	Isuzu Motors Ltd.	60,000	807,168
	Itfor, Inc.	5,500	42,937
	ITmedia, Inc.	2,300	47,390
#	Ito En Ltd.	5,000	333,029
	Itochu Enex Co. Ltd.	19,300	170,292
	Itochu Techno-Solutions Corp.	7,800	246,396
	Itoham Yonekyu Holdings, Inc.	40,700	248,171
	Itoki Corp.	9,400	29,920
*	Itokuro, Inc.	1,000	7,947
	IwaiCosmo Holdings, Inc.	5,600	65,802
	Iwaki Co. Ltd.	1,700	14,990
	Iwasaki Electric Co. Ltd.	2,000	36,781
	Iwatani Corp.	11,500	679,252
	Iwatsu Electric Co. Ltd.	2,900	22,826
	Iwatsuka Confectionery Co. Ltd.	900	30,237
	Iyo Bank Ltd.	57,100	279,363
	Izumi Co. Ltd.	8,900	269,837
	J Front Retailing Co. Ltd.	60,300	558,915
*	J Trust Co. Ltd.	17,200	89,920

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JAC Recruitment Co. Ltd.	4,000	$78,482
	Jaccs Co. Ltd.	6,700	178,692
	Jafco Group Co. Ltd.	8,200	519,529
*	Jalux, Inc.	1,800	26,974
*	Jamco Corp.	200	1,730
#	Janome Sewing Machine Co. Ltd.	7,199	46,722
*	Japan Airlines Co. Ltd.	9,300	200,149
*	Japan Airport Terminal Co. Ltd.	1,800	89,294
*	Japan Asia Investment Co. Ltd.	2,700	5,490
*	Japan Asset Marketing Co. Ltd.	10,100	9,302
	Japan Aviation Electronics Industry Ltd.	15,000	248,712
	Japan Best Rescue System Co. Ltd.	3,600	36,324
*	Japan Display, Inc.	79,300	23,737
	Japan Electronic Materials Corp.	2,700	45,579
	Japan Elevator Service Holdings Co. Ltd.	12,100	262,217
	Japan Exchange Group, Inc.	44,100	1,044,202
	Japan Foundation Engineering Co. Ltd.	6,500	28,991
*	Japan Hospice Holdings, Inc.	600	10,520
	Japan Investment Adviser Co. Ltd.	2,100	22,964
	Japan Lifeline Co. Ltd.	12,100	130,294
	Japan Material Co. Ltd.	14,200	197,468
	Japan Medical Dynamic Marketing, Inc.	3,200	61,512
	Japan Oil Transportation Co. Ltd.	700	16,184
	Japan Property Management Center Co. Ltd.	3,600	36,521
	Japan Pulp & Paper Co. Ltd.	3,400	114,697
	Japan Securities Finance Co. Ltd.	27,400	209,172
	Japan Steel Works Ltd.	12,800	376,029
	Japan Transcity Corp.	8,700	46,260
	Japan Wool Textile Co. Ltd.	14,300	114,205
#	Jastec Co. Ltd.	1,400	15,998
	JBCC Holdings, Inc.	3,800	58,027
	JCR Pharmaceuticals Co. Ltd.	7,200	176,709
	JCU Corp.	7,300	293,201
	JDC Corp.	7,800	40,934
	Jeol Ltd.	6,600	500,203
	JFE Systems, Inc.	1,300	22,030
	JGC Holdings Corp.	54,700	514,033
*	JIG-SAW, Inc.	300	20,642
	Jimoto Holdings, Inc.	4,650	26,564
	JINS Holdings, Inc.	2,800	177,034
	JK Holdings Co. Ltd.	3,200	24,306
	JM Holdings Co. Ltd.	3,300	54,168
*	JMDC, Inc.	800	60,144
	JMS Co. Ltd.	5,000	32,598
*	Joban Kosan Co. Ltd.	1,900	24,159
	J-Oil Mills, Inc.	5,400	87,038
	Joshin Denki Co. Ltd.	5,100	106,153
	Joyful Honda Co. Ltd.	9,100	125,154
	JP-Holdings, Inc.	7,900	17,595
#	JSB Co. Ltd.	600	15,148
	JSP Corp.	3,300	44,406
	JTEKT Corp.	53,500	473,561
	Juki Corp.	9,000	67,188
	Juroku Financial Group, Inc.	7,700	139,848
	Justsystems Corp.	4,400	227,420
	JVCKenwood Corp.	55,200	95,232
	K&O Energy Group, Inc.	4,700	67,349
	Kadokawa Corp.	4,885	257,920
	Kadoya Sesame Mills, Inc.	400	14,151

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kaga Electronics Co. Ltd.	4,200	$115,445
	Kagome Co. Ltd.	6,200	157,330
	Kajima Corp.	64,900	799,098
	Kakaku.com, Inc.	12,100	401,538
	Kakiyasu Honten Co. Ltd.	2,400	56,329
	Kamakura Shinsho Ltd.	4,900	39,590
	Kameda Seika Co. Ltd.	3,300	129,065
	Kamei Corp.	6,100	62,161
	Kamigumi Co. Ltd.	20,800	418,807
	Kanaden Corp.	4,800	43,246
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	55,144
	Kanamic Network Co. Ltd.	6,700	35,675
#	Kanamoto Co. Ltd.	11,000	235,629
	Kandenko Co. Ltd.	25,600	198,447
	Kaneko Seeds Co. Ltd.	2,900	38,272
	Kanematsu Corp.	25,200	292,652
	Kanematsu Electronics Ltd.	3,100	101,250
	Kanemi Co. Ltd.	500	12,415
	Kansai Electric Power Co., Inc.	38,600	355,394
	Kansai Paint Co. Ltd.	3,500	81,046
#	Kansai Super Market Ltd.	3,400	55,268
	Kanto Denka Kogyo Co. Ltd.	13,300	122,336
	Kao Corp.	29,000	1,640,473
*	Kasai Kogyo Co. Ltd.	7,000	20,713
	Katakura & Co-op Agri Corp.	700	7,265
	Katakura Industries Co. Ltd.	6,600	100,334
	Katitas Co. Ltd.	10,400	379,743
	Kato Works Co. Ltd.	2,500	18,429
	Kawada Technologies, Inc.	1,400	48,405
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,400	43,161
	Kawasaki Heavy Industries Ltd.	40,500	821,844
	KDDI Corp.	189,600	5,797,965
	KeePer Technical Laboratory Co. Ltd.	3,200	92,278
	Keihan Holdings Co. Ltd.	11,500	302,526
	Keihanshin Building Co. Ltd.	4,200	52,470
	Keihin Co. Ltd.	900	11,041
	Keikyu Corp.	21,000	237,015
	Keio Corp.	5,000	252,389
	Keisei Electric Railway Co. Ltd.	5,800	186,649
	KEIWA, Inc.	1,000	41,315
	Keiyo Bank Ltd.	28,100	109,449
	Keiyo Co. Ltd.	8,600	62,633
	KEL Corp.	1,000	10,604
	Kenko Mayonnaise Co. Ltd.	2,600	34,884
	Kewpie Corp.	19,400	425,526
	Keyence Corp.	2,000	1,207,229
	KeyHolder, Inc.	2,400	15,947
	KFC Holdings Japan Ltd.	3,200	81,143
	KFC Ltd.	1,400	24,596
	KH Neochem Co. Ltd.	8,400	215,887
	Kimoto Co. Ltd.	4,300	8,774
#	Kimura Chemical Plants Co. Ltd.	5,400	36,157
	Kimura Unity Co. Ltd.	1,200	14,292
	Kinden Corp.	19,200	315,084
	King Co. Ltd.	3,600	17,065
	King Jim Co. Ltd.	1,300	9,965
#	Kinki Sharyo Co. Ltd.	1,300	12,228
#*	Kintetsu Department Store Co. Ltd.	1,400	31,318
*	Kintetsu Group Holdings Co. Ltd.	8,200	258,120

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kintetsu World Express, Inc.	11,300	$271,388
	Kissei Pharmaceutical Co. Ltd.	8,000	160,026
	Ki-Star Real Estate Co. Ltd.	3,100	173,221
	Kitagawa Corp.	2,400	32,945
	Kita-Nippon Bank Ltd.	3,200	42,846
	Kitano Construction Corp.	1,000	18,985
	Kitanotatsujin Corp.	16,900	61,568
	Kito Corp.	7,900	109,471
	Kitz Corp.	20,200	135,134
	Kiyo Bank Ltd.	16,100	211,427
*	KLab, Inc.	8,100	45,164
	Koa Corp.	8,000	108,146
#	Koa Shoji Holdings Co. Ltd.	2,000	11,703
	Koatsu Gas Kogyo Co. Ltd.	6,900	46,532
	Kobayashi Pharmaceutical Co. Ltd.	1,400	112,092
#	Kobe Bussan Co. Ltd.	16,400	564,925
*	Kobe Electric Railway Co. Ltd.	1,300	39,254
	Kobe Steel Ltd.	82,300	483,545
*	Kobelco Eco-Solutions Co. Ltd.	1,200	33,906
	Koei Tecmo Holdings Co. Ltd.	1,040	48,410
	Kohnan Shoji Co. Ltd.	8,800	275,205
	Kohsoku Corp.	2,000	28,350
	Koito Manufacturing Co. Ltd.	12,400	703,553
#	Kojima Co. Ltd.	7,900	40,682
	Kokusai Pulp & Paper Co. Ltd.	4,800	15,631
	Kokuyo Co. Ltd.	22,000	334,815
	KOMAIHALTEC, Inc.	500	7,173
	Komatsu Ltd.	35,000	916,695
	Komatsu Matere Co. Ltd.	7,000	56,013
	Komatsu Wall Industry Co. Ltd.	2,000	34,084
	KOMEDA Holdings Co. Ltd.	9,900	179,559
	Komehyo Holdings Co. Ltd.	2,300	37,665
	Komeri Co. Ltd.	11,700	270,191
	Komori Corp.	11,900	77,727
#	Konaka Co. Ltd.	5,700	16,617
	Konami Holdings Corp.	6,400	352,196
	Kondotec, Inc.	4,900	42,037
	Konica Minolta, Inc.	122,500	606,337
	Konishi Co. Ltd.	6,700	104,212
	Konoike Transport Co. Ltd.	6,500	71,147
	Konoshima Chemical Co. Ltd.	1,600	41,092
*	Kosaido Co. Ltd.	2,900	25,258
	Kose Corp.	300	34,838
	Kozo Keikaku Engineering, Inc.	1,000	22,763
	Krosaki Harima Corp.	1,400	57,950
	KRS Corp.	1,500	26,137
	K’s Holdings Corp.	45,600	470,716
	KU Holdings Co. Ltd.	3,800	35,636
	Kubota Corp.	33,000	702,999
	Kumagai Gumi Co. Ltd.	12,500	309,393
	Kumiai Chemical Industry Co. Ltd.	12,810	95,523
	Kunimine Industries Co. Ltd.	2,600	25,573
	Kurabo Industries Ltd.	4,400	73,308
	Kuraray Co. Ltd.	96,800	875,948
	Kureha Corp.	4,500	292,445
	Kurimoto Ltd.	2,100	30,001
	Kurita Water Industries Ltd.	12,500	617,394
	Kuriyama Holdings Corp.	2,700	23,574
	Kusuri no Aoki Holdings Co. Ltd.	3,400	226,323

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KYB Corp.	5,400	$144,508
	Kyocera Corp.	12,700	743,546
	Kyoden Co. Ltd.	6,700	31,249
	Kyodo Printing Co. Ltd.	2,100	48,349
	Kyoei Steel Ltd.	5,500	67,864
#	Kyokuto Boeki Kaisha Ltd.	1,500	34,318
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	102,501
	Kyokuto Securities Co. Ltd.	5,500	36,826
	Kyokuyo Co. Ltd.	3,000	80,416
	KYORIN Holdings, Inc.	10,100	155,145
	Kyoritsu Printing Co. Ltd.	7,400	11,001
	Kyosan Electric Manufacturing Co. Ltd.	10,000	42,076
	Kyowa Electronic Instruments Co. Ltd.	5,000	17,871
	Kyowa Exeo Corp.	19,619	453,475
	Kyowa Kirin Co. Ltd.	2,000	65,776
	Kyowa Leather Cloth Co. Ltd.	3,800	22,794
	Kyudenko Corp.	9,700	307,685
	Kyushu Financial Group, Inc.	85,550	288,095
	Kyushu Leasing Service Co. Ltd.	2,100	11,156
	Kyushu Railway Co.	12,500	279,807
	LAC Co. Ltd.	1,800	12,598
	Lacto Japan Co. Ltd.	1,700	40,029
	Lasertec Corp.	4,600	997,812
	Lawson, Inc.	12,700	614,167
	LEC, Inc.	7,300	66,749
	Legs Co. Ltd.	1,800	25,739
	Life Corp.	5,200	170,687
*	LIFULL Co. Ltd.	15,500	48,642
	LIKE, Inc.	1,800	28,081
	Linical Co. Ltd.	2,200	15,504
	Link & Motivation, Inc.	5,900	62,337
	Lintec Corp.	10,700	238,861
	Lion Corp.	13,300	221,503
	LITALICO, Inc.	4,200	126,817
	Lixil Corp.	42,600	1,094,388
	Lonseal Corp.	800	10,542
	Look Holdings, Inc.	2,000	24,294
#*	LTS, Inc.	700	19,862
*	M&A Capital Partners Co. Ltd.	3,500	197,417
	M3, Inc.	22,500	1,325,931
	Mabuchi Motor Co. Ltd.	10,900	375,813
	Macnica Fuji Electronics Holdings, Inc.	12,550	295,046
	Macromill, Inc.	11,800	83,161
	Maeda Kosen Co. Ltd.	4,200	121,821
	Maezawa Industries, Inc.	1,600	9,328
	Maezawa Kasei Industries Co. Ltd.	3,600	40,732
	Maezawa Kyuso Industries Co. Ltd.	4,200	39,183
	Makino Milling Machine Co. Ltd.	6,200	223,064
	Makita Corp.	7,600	352,731
	Mamiya-Op Co. Ltd.	1,100	6,281
*	Management Solutions Co. Ltd.	1,800	53,856
	Mandom Corp.	7,100	103,211
	Mani, Inc.	4,400	75,005
	MarkLines Co. Ltd.	2,700	76,468
	Marubun Corp.	3,300	23,196
	Marudai Food Co. Ltd.	5,000	74,379
	Marufuji Sheet Piling Co. Ltd.	400	7,036
	Maruha Nichiro Corp.	14,100	318,107
	Marui Group Co. Ltd.	30,100	590,674

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruichi Steel Tube Ltd.	13,000	$295,383
	MARUKA FURUSATO Corp.	5,592	98,716
	Marumae Co. Ltd.	1,200	23,324
	Marusan Securities Co. Ltd.	16,100	84,846
	Maruwa Co. Ltd.	2,700	302,635
	Maruwa Unyu Kikan Co. Ltd.	6,900	96,632
	Maruyama Manufacturing Co., Inc.	600	8,038
	Maruzen CHI Holdings Co. Ltd.	3,900	12,813
	Maruzen Co. Ltd.	1,300	25,332
	Maruzen Showa Unyu Co. Ltd.	3,100	94,672
	Marvelous, Inc.	8,400	53,323
	Matsuda Sangyo Co. Ltd.	3,100	92,623
	Matsui Construction Co. Ltd.	6,000	39,093
	Matsui Securities Co. Ltd.	25,600	183,655
	Matsumotokiyoshi Holdings Co. Ltd.	11,760	521,433
	Matsuoka Corp.	900	10,808
	Matsuyafoods Holdings Co. Ltd.	1,800	57,569
	Max Co. Ltd.	5,000	79,631
	Maxell Holdings Ltd.	12,500	150,416
	Maxvalu Nishinihon Co. Ltd.	700	11,446
	Maxvalu Tokai Co. Ltd.	2,300	52,695
*	Mazda Motor Corp.	48,806	438,974
	McDonald’s Holdings Co. Japan Ltd.	6,200	277,088
	MCJ Co. Ltd.	23,800	267,956
	Mebuki Financial Group, Inc.	247,350	506,453
	MEC Co. Ltd.	3,000	82,624
	Media Do Co. Ltd.	1,800	67,634
	Medical Data Vision Co. Ltd.	6,200	79,984
	Medical System Network Co. Ltd.	7,000	45,394
	Medikit Co. Ltd.	700	17,439
	Medipal Holdings Corp.	34,200	618,754
	Medius Holdings Co. Ltd.	1,500	11,747
*	MedPeer, Inc.	3,100	93,149
	Megachips Corp.	4,200	132,794
	Megmilk Snow Brand Co. Ltd.	11,300	218,654
	Meidensha Corp.	11,700	246,277
	Meiho Facility Works Ltd.	1,800	14,451
	Meiji Electric Industries Co. Ltd.	1,500	17,645
	Meiko Electronics Co. Ltd.	7,500	208,132
	Meisei Industrial Co. Ltd.	10,800	64,359
	Meitec Corp.	5,700	342,841
	Meito Sangyo Co. Ltd.	2,500	38,223
	Meiwa Corp.	6,500	47,112
	Meiwa Estate Co. Ltd.	2,100	11,347
	Melco Holdings, Inc.	1,500	61,991
#	Members Co. Ltd.	1,100	33,458
	Menicon Co. Ltd.	8,300	311,617
	Mercuria Holdings Co. Ltd.	1,500	9,737
	Mesco, Inc.	600	5,269
#	MetaReal Corp.	900	8,894
	METAWATER Co. Ltd.	5,500	93,064
#	Michinoku Bank Ltd.	4,799	36,865
	Micronics Japan Co. Ltd.	7,900	104,599
#	Midac Holdings Co. Ltd.	1,500	71,322
	Mie Kotsu Group Holdings, Inc.	12,100	52,886
	Mikuni Corp.	7,000	19,352
	Milbon Co. Ltd.	3,880	232,311
	Mimaki Engineering Co. Ltd.	1,500	12,268
	Mimasu Semiconductor Industry Co. Ltd.	4,500	98,461

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Minebea Mitsumi, Inc.	35,490	$898,501
	Ministop Co. Ltd.	3,800	46,317
	Mirai Industry Co. Ltd.	1,400	20,826
	Miraial Co. Ltd.	1,700	23,574
*	Mirainovate Co. Ltd.	12,500	24,912
	Mirait Holdings Corp.	22,010	423,312
	Miroku Jyoho Service Co. Ltd.	4,500	71,049
	MISUMI Group, Inc.	9,800	409,873
	Mitani Corp.	8,000	123,824
	Mitani Sangyo Co. Ltd.	7,800	26,123
	Mitani Sekisan Co. Ltd.	1,600	101,526
	Mito Securities Co. Ltd.	16,800	43,622
*	Mitsuba Corp.	11,200	62,625
	Mitsubishi Electric Corp.	60,100	807,109
	Mitsubishi Estate Co. Ltd.	25,500	387,523
	Mitsubishi Gas Chemical Co., Inc.	27,800	559,509
	Mitsubishi HC Capital, Inc.	186,970	937,505
	Mitsubishi Heavy Industries Ltd.	60,600	1,549,715
	Mitsubishi Kakoki Kaisha Ltd.	1,800	37,111
	Mitsubishi Logisnext Co. Ltd.	8,300	76,329
	Mitsubishi Logistics Corp.	12,300	343,483
*	Mitsubishi Motors Corp.	115,100	368,380
*	Mitsubishi Paper Mills Ltd.	6,500	20,520
	Mitsubishi Pencil Co. Ltd.	6,400	76,784
	Mitsubishi Research Institute, Inc.	1,900	70,964
	Mitsubishi UFJ Financial Group, Inc.	482,500	2,645,786
	Mitsuboshi Belting Ltd.	6,400	113,753
	Mitsui Chemicals, Inc.	30,366	902,910
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	79,966
*	Mitsui E&S Holdings Co. Ltd.	19,000	96,896
	Mitsui Fudosan Co. Ltd.	46,800	1,070,028
	Mitsui High-Tec, Inc.	4,300	332,136
	Mitsui Mining & Smelting Co. Ltd.	20,400	585,382
	Mitsui-Soko Holdings Co. Ltd.	7,300	146,418
	Mitsuuroko Group Holdings Co. Ltd.	8,300	99,318
	Miura Co. Ltd.	4,800	184,634
	Mixi, Inc.	11,300	258,932
	Miyaji Engineering Group, Inc.	1,500	35,215
	Miyazaki Bank Ltd.	4,300	77,501
	Miyoshi Oil & Fat Co. Ltd.	2,400	28,089
	Mizuho Financial Group, Inc.	91,980	1,213,948
	Mizuho Leasing Co. Ltd.	9,700	299,698
	Mizuho Medy Co. Ltd.	1,800	41,587
	Mizuno Corp.	5,500	128,003
*	Mobile Factory, Inc.	1,400	13,423
	Modec, Inc.	7,000	120,401
	Monex Group, Inc.	52,500	341,876
	Monogatari Corp.	2,600	161,964
	MonotaRO Co. Ltd.	22,800	519,652
	MORESCO Corp.	1,700	17,897
	Mori-Gumi Co. Ltd.	1,900	5,047
	Morinaga & Co. Ltd.	12,100	427,598
	Morinaga Milk Industry Co. Ltd.	10,600	621,210
	Moriroku Holdings Co. Ltd.	2,200	37,760
	Morita Holdings Corp.	6,800	85,556
	Morito Co. Ltd.	5,100	30,550
	Morningstar Japan KK	4,100	18,680
	Morozoff Ltd.	500	23,458
	Mortgage Service Japan Ltd.	2,200	20,511

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MrMax Holdings Ltd.	8,700	$45,431
	MS&AD Insurance Group Holdings, Inc.	16,800	542,763
	MTG Co. Ltd.	1,700	22,947
	MTI Ltd.	4,700	30,103
	Mugen Estate Co. Ltd.	2,600	11,202
	m-up Holdings, Inc.	1,400	47,866
	Murakami Corp.	1,400	31,907
	Murata Manufacturing Co. Ltd.	28,900	2,143,760
	Musashi Co. Ltd.	300	4,863
	Musashi Seimitsu Industry Co. Ltd.	15,600	293,609
	Musashino Bank Ltd.	7,800	122,521
	Mutoh Holdings Co. Ltd.	200	2,824
	Nabtesco Corp.	14,400	467,332
	NAC Co. Ltd.	2,700	23,260
	Nachi-Fujikoshi Corp.	4,500	170,461
	Nadex Co. Ltd.	1,100	7,594
	Nafco Co. Ltd.	2,900	43,867
	Nagaileben Co. Ltd.	600	12,332
	Nagano Bank Ltd.	1,800	17,064
	Nagano Keiki Co. Ltd.	4,100	47,296
	Nagase & Co. Ltd.	26,100	441,763
	Nagatanien Holdings Co. Ltd.	2,700	49,439
	Nagawa Co. Ltd.	900	85,162
*	Nagoya Railroad Co. Ltd.	18,000	297,409
	Naigai Tec Corp.	600	15,198
	Naigai Trans Line Ltd.	600	11,581
	Nakabayashi Co. Ltd.	4,900	24,641
	Nakamoto Packs Co. Ltd.	1,600	24,458
*	Nakamura Choukou Co. Ltd.	3,800	20,746
	Nakamuraya Co. Ltd.	900	29,593
	Nakanishi, Inc.	6,600	153,088
	Nakano Corp.	4,900	14,716
	Nakayamafuku Co. Ltd.	1,900	6,759
	Nakayo, Inc.	1,100	13,119
*	Namura Shipbuilding Co. Ltd.	12,900	27,058
	Nankai Electric Railway Co. Ltd.	12,000	238,161
	Nanto Bank Ltd.	7,800	134,468
	Narasaki Sangyo Co. Ltd.	1,000	18,298
	Nasu Denki Tekko Co. Ltd.	100	9,125
	Natori Co. Ltd.	2,900	49,252
	NEC Capital Solutions Ltd.	2,400	43,283
	NEC Corp.	40,800	2,089,042
	NEC Networks & System Integration Corp.	11,500	185,040
	NEOJAPAN, Inc.	1,100	12,689
	NET One Systems Co. Ltd.	11,400	373,844
	New Art Holdings Co. Ltd.	1,000	10,907
	New Japan Chemical Co. Ltd.	5,200	14,152
	Nexon Co. Ltd.	16,600	282,551
	Nextage Co. Ltd.	9,000	164,941
*	NexTone, Inc.	800	25,951
	NGK Insulators Ltd.	32,500	541,162
	NGK Spark Plug Co. Ltd.	45,200	722,070
	NH Foods Ltd.	18,500	650,602
	NHK Spring Co. Ltd.	53,200	401,329
	Nicca Chemical Co. Ltd.	1,900	15,841
	Nice Corp.	1,400	23,314
	Nichias Corp.	15,700	384,414
	Nichiban Co. Ltd.	2,800	45,535
	Nichicon Corp.	13,300	125,864

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichiden Corp.	3,400	$68,408
	Nichiha Corp.	7,200	206,976
	Nichirei Corp.	19,100	465,189
	Nichireki Co. Ltd.	5,800	68,823
	Nichirin Co. Ltd.	2,810	45,006
	Nidec Corp.	10,300	1,140,806
	Nifco, Inc.	16,200	516,772
	Nihon Chouzai Co. Ltd.	5,600	80,696
*	Nihon Dempa Kogyo Co. Ltd.	4,700	38,423
	Nihon Dengi Co. Ltd.	900	30,561
	Nihon Denkei Co. Ltd.	900	14,747
	Nihon Flush Co. Ltd.	5,100	48,394
#	Nihon House Holdings Co. Ltd.	11,100	37,285
	Nihon Kagaku Sangyo Co. Ltd.	2,900	34,698
	Nihon Kohden Corp.	12,400	394,559
	Nihon M&A Center, Inc.	31,000	951,836
	Nihon Nohyaku Co. Ltd.	9,800	46,070
	Nihon Parkerizing Co. Ltd.	19,400	193,560
	Nihon Plast Co. Ltd.	3,800	20,962
	Nihon Tokushu Toryo Co. Ltd.	2,700	23,713
	Nihon Unisys Ltd.	16,300	457,977
	Nihon Yamamura Glass Co. Ltd.	1,600	12,231
	Niitaka Co. Ltd.	500	9,915
	Nikkato Corp.	1,400	9,714
	Nikkiso Co. Ltd.	16,700	147,879
#	Nikko Co. Ltd.	8,000	46,473
	Nikkon Holdings Co. Ltd.	14,900	291,106
	Nikon Corp.	51,900	572,237
	Nintendo Co. Ltd.	6,200	2,738,273
	Nippi, Inc.	400	13,139
	Nippn Corp.	13,100	187,706
	Nippo Corp.	10,800	382,060
	Nippon Air Conditioning Services Co. Ltd.	3,800	26,353
	Nippon Aqua Co. Ltd.	1,900	9,645
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	43,533
	Nippon Carbide Industries Co., Inc.	1,700	20,595
	Nippon Carbon Co. Ltd.	4,200	162,144
	Nippon Care Supply Co. Ltd.	700	9,251
	Nippon Ceramic Co. Ltd.	3,000	77,937
	Nippon Chemical Industrial Co. Ltd.	1,799	46,284
*	Nippon Chemi-Con Corp.	5,200	97,720
	Nippon Chemiphar Co. Ltd.	500	9,532
	Nippon Commercial Development Co. Ltd.	3,100	47,086
	Nippon Concept Corp.	2,200	33,777
	Nippon Densetsu Kogyo Co. Ltd.	9,600	147,974
	Nippon Dry-Chemical Co. Ltd.	1,600	28,674
	Nippon Electric Glass Co. Ltd.	21,200	541,298
	Nippon Express Co. Ltd.	14,900	932,658
	Nippon Felt Co. Ltd.	2,300	8,973
	Nippon Filcon Co. Ltd.	1,500	7,209
	Nippon Fine Chemical Co. Ltd.	2,700	50,801
	Nippon Gas Co. Ltd.	34,800	431,645
	Nippon Hume Corp.	6,600	43,043
#	Nippon Kodoshi Corp.	1,600	46,217
	Nippon Koei Co. Ltd.	3,800	115,413
	Nippon Light Metal Holdings Co. Ltd.	18,350	304,560
	Nippon Paint Holdings Co. Ltd.	11,000	117,698
	Nippon Paper Industries Co. Ltd.	35,100	359,785
	Nippon Parking Development Co. Ltd.	51,500	65,085

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Pillar Packing Co. Ltd.	5,000	$122,049
	Nippon Piston Ring Co. Ltd.	2,300	26,861
	Nippon Rietec Co. Ltd.	800	11,137
	Nippon Road Co. Ltd.	2,000	144,675
	Nippon Seiki Co. Ltd.	13,400	134,812
	Nippon Seisen Co. Ltd.	1,000	41,211
	Nippon Sharyo Ltd.	2,200	40,588
*	Nippon Sheet Glass Co. Ltd.	22,100	123,507
	Nippon Shinyaku Co. Ltd.	4,000	320,465
	Nippon Shokubai Co. Ltd.	5,300	276,897
	Nippon Signal Co. Ltd.	11,500	99,446
	Nippon Soda Co. Ltd.	6,500	195,297
	Nippon Steel Trading Corp.	4,100	185,401
	Nippon Suisan Kaisha Ltd.	104,900	596,178
	Nippon Systemware Co. Ltd.	1,800	39,478
	Nippon Telegraph & Telephone Corp.	35,500	994,672
	Nippon Thompson Co. Ltd.	14,800	76,148
	Nippon Yusen KK	24,900	1,794,226
	Nishikawa Rubber Co. Ltd.	2,100	31,951
	Nishimatsu Construction Co. Ltd.	11,800	340,373
#	Nishimatsuya Chain Co. Ltd.	11,300	144,180
	Nishimoto Co. Ltd.	700	26,144
	Nishi-Nippon Financial Holdings, Inc.	33,700	196,503
	Nishi-Nippon Railroad Co. Ltd.	1,900	46,803
	Nishio Rent All Co. Ltd.	6,100	150,840
*	Nissan Motor Co. Ltd.	149,100	758,898
	Nissan Shatai Co. Ltd.	17,700	125,539
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	10,721
	Nissei ASB Machine Co. Ltd.	2,500	81,608
	Nissei Plastic Industrial Co. Ltd.	4,600	43,938
	Nissha Co. Ltd.	11,400	186,756
	Nisshin Group Holdings Co. Ltd.	9,400	42,037
	Nisshin Oillio Group Ltd.	6,200	164,350
	Nisshin Seifun Group, Inc.	14,440	228,016
	Nisshinbo Holdings, Inc.	40,311	311,141
	Nissin Corp.	3,500	49,747
	Nissin Electric Co. Ltd.	12,400	153,674
	Nissin Foods Holdings Co. Ltd.	3,000	229,319
	Nissin Sugar Co. Ltd.	3,100	46,322
	Nisso Corp.	2,800	17,750
	Nissui Pharmaceutical Co. Ltd.	2,600	22,197
	Nitori Holdings Co. Ltd.	4,800	881,810
	Nitta Corp.	5,800	132,966
	Nitta Gelatin, Inc.	3,200	17,462
	Nittan Valve Co. Ltd.	4,000	12,749
	Nitto Boseki Co. Ltd.	800	25,642
	Nitto Denko Corp.	20,000	1,562,802
	Nitto Fuji Flour Milling Co. Ltd.	600	17,511
	Nitto Kogyo Corp.	7,300	108,620
	Nitto Kohki Co. Ltd.	3,400	56,491
	Nitto Seiko Co. Ltd.	6,900	39,720
	Nittoc Construction Co. Ltd.	6,700	41,252
	NJS Co. Ltd.	1,500	26,447
	Noda Corp.	2,000	15,377
	Noevir Holdings Co. Ltd.	3,100	151,636
	NOF Corp.	4,300	215,802
	Nojima Corp.	11,000	241,241
	NOK Corp.	18,500	214,744
	Nomura Co. Ltd.	9,100	89,721

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Holdings, Inc.	166,600	$793,435
	Nomura Micro Science Co. Ltd.	800	34,368
	Nomura Real Estate Holdings, Inc.	35,800	872,782
	Nomura Research Institute Ltd.	10,989	439,934
	Noritake Co. Ltd.	2,700	118,056
	Noritsu Koki Co. Ltd.	4,200	87,349
	Noritz Corp.	8,000	128,355
	North Pacific Bank Ltd.	80,000	165,565
	Nozawa Corp.	2,000	12,214
	NS Solutions Corp.	6,700	225,209
	NS Tool Co. Ltd.	5,400	72,366
	NSD Co. Ltd.	14,400	274,385
	NSK Ltd.	69,100	464,314
*	NTN Corp.	135,400	293,619
	NTT Data Corp.	42,500	852,585
	Oat Agrio Co. Ltd.	600	11,172
	Obara Group, Inc.	2,300	73,759
	Obayashi Corp.	71,500	603,620
	Obic Co. Ltd.	900	166,431
	Ocean System Corp.	1,000	9,192
	Odakyu Electric Railway Co. Ltd.	14,099	305,658
	Odawara Engineering Co. Ltd.	600	12,330
	Ogaki Kyoritsu Bank Ltd.	9,300	154,548
#	Ohara, Inc.	1,700	20,732
	Ohashi Technica, Inc.	3,300	42,311
	Ohba Co. Ltd.	1,700	12,132
	Ohizumi Manufacturing Co. Ltd.	700	5,784
	Ohki Healthcare Holdings Co. Ltd.	1,000	7,963
	Ohsho Food Service Corp.	2,100	110,276
	Oiles Corp.	6,940	103,114
*	Oisix ra daichi, Inc.	5,200	217,795
	Oita Bank Ltd.	3,900	62,106
	Oji Holdings Corp.	128,900	638,923
	Okabe Co. Ltd.	12,300	73,875
	Okada Aiyon Corp.	800	9,156
	Okamoto Machine Tool Works Ltd.	1,100	46,195
	Okamura Corp.	17,000	224,347
	Okasan Securities Group, Inc.	38,600	132,025
	Oki Electric Industry Co. Ltd.	28,100	230,817
	Okinawa Cellular Telephone Co.	3,700	166,708
	Okinawa Financial Group, Inc.	6,380	140,254
	OKUMA Corp.	6,400	304,951
	Okumura Corp.	7,300	188,519
	Okura Industrial Co. Ltd.	2,600	48,076
	Okuwa Co. Ltd.	5,900	56,683
	Omron Corp.	4,600	439,919
	Onamba Co. Ltd.	3,000	17,719
	ONO Sokki Co. Ltd.	3,200	14,676
	Onoken Co. Ltd.	4,000	59,077
	Onward Holdings Co. Ltd.	29,800	88,136
	Open House Co. Ltd.	11,400	727,013
	Optex Group Co. Ltd.	6,900	87,884
#*	Optim Corp.	3,400	53,460
	Optorun Co. Ltd.	5,300	107,436
	Oracle Corp.	2,900	274,411
	Orchestra Holdings, Inc.	400	16,033
	Organo Corp.	1,800	114,351
	Oricon, Inc.	2,300	20,315
	Orient Corp.	129,900	178,267

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Oriental Consultants Holdings Co. Ltd.	500	$14,456
	Oriental Land Co. Ltd.	700	110,558
*	Oriental Shiraishi Corp.	31,900	75,299
	Origin Co. Ltd.	1,400	15,812
	ORIX Corp.	116,800	2,321,551
	Oro Co. Ltd.	1,400	46,340
	Osaka Gas Co. Ltd.	17,200	277,229
	Osaka Organic Chemical Industry Ltd.	3,000	89,897
	Osaka Soda Co. Ltd.	2,700	68,615
	Osaka Steel Co. Ltd.	1,400	14,298
*	OSAKA Titanium Technologies Co. Ltd.	6,800	46,746
	Osaki Electric Co. Ltd.	11,100	54,722
	OSG Corp.	18,400	306,120
	Otsuka Corp.	8,800	433,457
	OUG Holdings, Inc.	1,000	24,485
	Outsourcing, Inc.	28,700	550,562
	Oyo Corp.	5,800	88,880
	Ozu Corp.	700	11,809
	Pacific Industrial Co. Ltd.	14,400	146,672
	Pacific Metals Co. Ltd.	4,200	76,129
	Pack Corp.	3,200	85,015
	PAL GROUP Holdings Co. Ltd.	4,200	60,746
	PALTAC Corp.	4,000	177,119
	Pan Pacific International Holdings Corp.	32,400	680,299
	Panasonic Corp.	206,100	2,548,637
	PAPYLESS Co. Ltd.	700	8,473
	Paraca, Inc.	1,500	21,219
	Paramount Bed Holdings Co. Ltd.	10,200	190,323
#	Paris Miki Holdings, Inc.	8,700	19,879
*	Park24 Co. Ltd.	22,000	336,991
	Parker Corp.	3,000	13,415
	Pasona Group, Inc.	6,100	170,347
	PC Depot Corp.	7,800	31,417
	PCA Corp.	900	13,668
	PCI Holdings, Inc.	1,100	10,217
	Pegasus Sewing Machine Manufacturing Co. Ltd.	5,300	21,384
	Penta-Ocean Construction Co. Ltd.	92,000	633,965
	People Dreams & Technologies Group Co. Ltd.	1,400	24,114
*	PeptiDream, Inc.	12,600	304,570
	Persol Holdings Co. Ltd.	21,300	572,515
*	Phil Co., Inc.	400	9,175
	Pickles Corp.	2,400	37,834
	Pigeon Corp.	19,100	442,283
	Pilot Corp.	6,700	245,715
	Piolax, Inc.	7,100	102,136
	Pipedo HD, Inc.	1,300	36,432
	Plenus Co. Ltd.	4,700	80,011
	Poletowin Pitcrew Holdings, Inc.	8,400	75,740
	Precision System Science Co. Ltd.	3,400	17,896
	Premium Group Co. Ltd.	2,900	79,344
*	Premium Water Holdings, Inc.	800	22,153
	Press Kogyo Co. Ltd.	23,000	67,016
#	Pressance Corp.	8,400	139,221
	Prestige International, Inc.	20,100	137,832
	Prima Meat Packers Ltd.	8,599	202,106
	Pronexus, Inc.	1,800	16,783
#	Property Agent, Inc.	400	9,688
*	Prored Partners Co. Ltd.	800	9,245
	Pro-Ship, Inc.	800	11,480

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Proto Corp.	7,800	$96,338
	PS Mitsubishi Construction Co. Ltd.	10,100	58,638
	Punch Industry Co. Ltd.	4,300	21,963
*	QB Net Holdings Co. Ltd.	2,900	48,750
	Qol Holdings Co. Ltd.	8,200	121,810
	Quick Co. Ltd.	1,500	18,934
#	Raccoon Holdings, Inc.	4,100	57,379
	Raito Kogyo Co. Ltd.	8,000	142,257
	Raiznext Corp.	7,900	85,386
	Rakus Co. Ltd.	8,400	266,233
	Rakuten Group, Inc.	19,800	216,771
	Rasa Corp.	1,700	14,094
	Rasa Industries Ltd.	2,100	34,384
	Raysum Co. Ltd.	5,400	34,175
	Recruit Holdings Co. Ltd.	51,000	3,392,469
	Relia, Inc.	11,900	121,943
	Relo Group, Inc.	14,600	303,678
*	Renesas Electronics Corp.	163,900	2,016,203
	Rengo Co. Ltd.	61,700	467,879
*	RENOVA, Inc.	5,000	219,954
	Resona Holdings, Inc.	168,863	634,349
	Resorttrust, Inc.	23,800	421,763
	Restar Holdings Corp.	4,900	81,900
	Retail Partners Co. Ltd.	4,600	48,086
	Rheon Automatic Machinery Co. Ltd.	3,400	40,425
	Rhythm Co. Ltd.	1,100	13,503
	Riberesute Corp.	1,300	9,509
*	Ricksoft Co. Ltd.	400	6,734
	Ricoh Co. Ltd.	61,100	594,982
	Ricoh Leasing Co. Ltd.	3,900	123,649
	Ride On Express Holdings Co. Ltd.	1,500	18,741
*	Right On Co. Ltd.	4,200	26,405
	Riken Corp.	2,100	49,543
	Riken Keiki Co. Ltd.	2,600	72,145
	Riken Technos Corp.	12,300	59,115
	Riken Vitamin Co. Ltd.	3,400	55,830
	Rinnai Corp.	4,400	451,759
	Rion Co. Ltd.	1,800	39,169
	Riso Kagaku Corp.	1,800	37,989
	Riso Kyoiku Co. Ltd.	25,100	104,854
	River Eletec Corp.	1,700	18,674
#	Rix Corp.	800	10,447
#	Rock Field Co. Ltd.	2,800	41,334
	Rohm Co. Ltd.	5,300	484,619
	Rohto Pharmaceutical Co. Ltd.	16,500	504,136
	Rokko Butter Co. Ltd.	3,500	51,260
	Roland Corp.	2,300	94,566
	Roland DG Corp.	3,900	102,453
	Rorze Corp.	2,300	220,449
	RS Technologies Co. Ltd.	900	48,943
	Ryobi Ltd.	6,600	69,190
	Ryoden Corp.	3,500	55,391
	Ryohin Keikaku Co. Ltd.	38,700	762,631
	Ryosan Co. Ltd.	5,400	111,320
	S Foods, Inc.	4,600	133,203
	S LINE Co. Ltd.	1,300	10,784
	S&B Foods, Inc.	1,300	50,605
	Sac’s Bar Holdings, Inc.	4,300	20,807
	Saibu Gas Holdings Co. Ltd.	5,500	112,306

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Saison Information Systems Co. Ltd.	1,400	$23,862
	Sakai Chemical Industry Co. Ltd.	3,500	65,224
	Sakai Heavy Industries Ltd.	500	11,014
	Sakai Moving Service Co. Ltd.	2,300	94,711
	Sakata INX Corp.	11,900	114,956
	Sakura Internet, Inc.	4,600	23,734
	Sala Corp.	16,500	90,128
	SAMTY Co. Ltd.	9,600	213,480
	San Holdings, Inc.	2,600	34,083
	San ju San Financial Group, Inc.	6,050	74,113
	San-A Co. Ltd.	4,700	169,357
	San-Ai Oil Co. Ltd.	13,200	172,033
*	Sanden Holdings Corp.	3,600	8,877
	Sanei Architecture Planning Co. Ltd.	2,700	42,192
	Sangetsu Corp.	11,000	151,365
	San-In Godo Bank Ltd.	39,100	191,353
*	Sanix, Inc.	7,600	22,566
	Sanken Electric Co. Ltd.	6,600	346,990
	Sanki Engineering Co. Ltd.	11,700	147,366
	Sanko Gosei Ltd.	4,500	16,235
	Sanko Metal Industrial Co. Ltd.	800	17,663
	Sankyo Frontier Co. Ltd.	1,100	52,865
	Sankyo Seiko Co. Ltd.	8,500	43,211
	Sankyo Tateyama, Inc.	6,600	43,062
	Sankyu, Inc.	12,500	564,334
	Sanoh Industrial Co. Ltd.	8,500	75,292
*	Sansan, Inc.	500	58,094
	Sansei Landic Co. Ltd.	2,000	14,631
	Sansei Technologies, Inc.	2,400	16,982
	Sansha Electric Manufacturing Co. Ltd.	2,800	26,825
	Sanshin Electronics Co. Ltd.	2,600	37,326
	Santec Corp.	800	9,606
	Santen Pharmaceutical Co. Ltd.	23,300	328,412
	Sanwa Holdings Corp.	46,000	536,528
	Sanyei Corp.	500	8,849
	Sanyo Chemical Industries Ltd.	3,100	153,496
	Sanyo Denki Co. Ltd.	2,200	126,391
	Sanyo Electric Railway Co. Ltd.	3,200	56,310
	Sanyo Engineering & Construction, Inc.	2,300	13,626
*	Sanyo Shokai Ltd.	3,599	28,569
	Sanyo Special Steel Co. Ltd.	6,500	107,192
	Sanyo Trading Co. Ltd.	4,800	46,066
	Sata Construction Co. Ltd.	3,000	12,777
	Sato Foods Co. Ltd.	300	13,255
	Sato Holdings Corp.	6,600	152,128
	Sato Shoji Corp.	3,600	37,771
#	Satori Electric Co. Ltd.	3,200	28,381
	Sawada Holdings Co. Ltd.	4,600	42,234
	Saxa Holdings, Inc.	1,300	16,402
	SB Technology Corp.	2,100	57,816
	SBI Holdings, Inc.	36,400	943,469
*	SBI Insurance Group Co. Ltd.	900	10,031
	SBS Holdings, Inc.	6,000	213,470
	Scala, Inc.	2,800	17,011
	SCREEN Holdings Co. Ltd.	6,400	594,875
	Scroll Corp.	9,300	70,585
	SCSK Corp.	17,100	346,054
#	SEC Carbon Ltd.	500	25,544
	Seed Co. Ltd.	3,600	19,536

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Segue Group Co. Ltd.	1,800	$11,742
	Seibu Electric & Machinery Co. Ltd.	1,200	13,703
*	Seibu Holdings, Inc.	31,700	346,276
	Seika Corp.	2,100	30,262
	Seikagaku Corp.	8,300	73,249
	Seikitokyu Kogyo Co. Ltd.	9,100	65,233
#	Seiko Electric Co. Ltd.	700	7,715
	Seiko Epson Corp.	55,500	988,237
	Seiko Holdings Corp.	7,499	158,148
	Seiko PMC Corp.	3,600	24,618
	Seikoh Giken Co. Ltd.	200	3,127
	Seino Holdings Co. Ltd.	32,500	393,767
	Seiren Co. Ltd.	9,300	187,695
	Sekisui Chemical Co. Ltd.	39,400	647,292
	Sekisui House Ltd.	58,000	1,205,865
	Sekisui Jushi Corp.	5,900	109,915
	Sekisui Kasei Co. Ltd.	7,400	36,955
	SEMITEC Corp.	300	30,991
	Senko Group Holdings Co. Ltd.	36,100	321,096
#	Senshu Electric Co. Ltd.	2,500	104,491
	Senshu Ikeda Holdings, Inc.	61,400	86,263
	Senshukai Co. Ltd.	8,300	28,732
	Septeni Holdings Co. Ltd.	16,900	71,326
#	SERAKU Co. Ltd.	600	11,167
	Seria Co. Ltd.	7,900	260,808
	Seven & I Holdings Co. Ltd.	74,100	3,111,071
	Seven Bank Ltd.	146,500	309,693
	SG Holdings Co. Ltd.	12,200	306,355
	Sharp Corp.	22,000	259,494
	Shibaura Electronics Co. Ltd.	2,300	132,786
	Shibaura Machine Co. Ltd.	4,900	114,224
	Shibaura Mechatronics Corp.	1,200	77,271
	Shibusawa Warehouse Co. Ltd.	2,600	50,589
	Shibuya Corp.	3,900	103,033
*	Shidax Corp.	6,100	23,539
*	SHIFT, Inc.	900	207,557
	Shiga Bank Ltd.	10,700	173,141
	Shikibo Ltd.	2,900	23,621
	Shikoku Bank Ltd.	9,300	61,217
	Shikoku Chemicals Corp.	11,400	140,096
	Shima Seiki Manufacturing Ltd.	7,600	146,137
	Shimamura Co. Ltd.	4,100	347,157
	Shimano, Inc.	1,800	502,224
	Shimizu Bank Ltd.	3,400	46,032
	Shimizu Corp.	66,300	485,770
	Shimojima Co. Ltd.	2,400	23,806
	Shin Nippon Air Technologies Co. Ltd.	2,800	60,251
	Shin Nippon Biomedical Laboratories Ltd.	5,300	67,190
	Shinagawa Refractories Co. Ltd.	1,600	54,718
*	Shindengen Electric Manufacturing Co. Ltd.	2,200	78,336
	Shin-Etsu Chemical Co. Ltd.	8,100	1,444,498
	Shin-Etsu Polymer Co. Ltd.	10,400	93,941
	Shin-Keisei Electric Railway Co. Ltd.	700	12,667
	Shinki Bus Co. Ltd.	600	16,502
	Shinko Electric Industries Co. Ltd.	13,700	551,934
	Shinko Shoji Co. Ltd.	9,800	78,763
	Shinmaywa Industries Ltd.	15,800	129,135
	Shinnihon Corp.	8,500	62,217
	Shin-Nihon Tatemono Co. Ltd.	3,800	13,924

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Shinnihonseiyaku Co. Ltd.	1,400	$20,750
	Shinoken Group Co. Ltd.	7,200	71,156
#	Shinsei Bank Ltd.	23,900	394,701
	Shinsho Corp.	1,400	42,817
	Shinwa Co. Ltd.	2,600	50,529
	Shinwa Co. Ltd.	1,900	12,157
	Ship Healthcare Holdings, Inc.	15,000	393,995
	Shizuki Electric Co., Inc.	3,200	18,314
	Shizuoka Bank Ltd.	68,000	547,562
	Shizuoka Gas Co. Ltd.	14,300	150,842
	SHO-BOND Holdings Co. Ltd.	3,000	125,668
*	Shobunsha Holdings, Inc.	3,000	12,967
	Shoei Co. Ltd.	4,800	213,582
#	Shoei Foods Corp.	2,200	75,844
	Shofu, Inc.	2,600	53,887
	Showa Denko KK	36,700	920,437
	Showa Sangyo Co. Ltd.	4,700	116,922
	Showa Shinku Co. Ltd.	700	9,493
	Sigma Koki Co. Ltd.	700	10,920
	SIGMAXYZ, Inc.	2,600	62,769
	Siix Corp.	7,900	87,516
#*	Silver Life Co. Ltd.	800	10,153
	Sinanen Holdings Co. Ltd.	2,400	73,671
	Sinfonia Technology Co. Ltd.	6,900	79,509
	Sinko Industries Ltd.	4,500	81,681
	Sintokogio Ltd.	10,000	65,720
	SK Kaken Co. Ltd.	200	66,498
	SK-Electronics Co. Ltd.	2,100	16,981
	SKY Perfect JSAT Holdings, Inc.	38,100	142,885
*	Skylark Holdings Co. Ltd.	40,200	544,694
*	Smaregi, Inc.	1,200	38,254
	SMC Corp.	500	298,383
	SMK Corp.	1,100	22,507
	SMS Co. Ltd.	11,100	430,662
	Snow Peak, Inc.	2,500	131,937
	SNT Corp.	8,200	16,746
	Soda Nikka Co. Ltd.	4,200	23,602
	Sodick Co. Ltd.	13,900	107,153
	Soft99 Corp.	3,800	42,893
	Softbank Corp.	90,600	1,236,661
	SoftBank Group Corp.	142,000	7,687,505
	Softcreate Holdings Corp.	1,300	45,133
	Software Service, Inc.	600	37,853
	Sohgo Security Services Co. Ltd.	10,300	440,672
	Soken Chemical & Engineering Co. Ltd.	2,200	34,244
	Solasto Corp.	9,400	113,768
	Soliton Systems KK	2,100	26,240
	Solxyz Co. Ltd.	4,200	19,655
	Sompo Holdings, Inc.	17,500	758,920
	Sony Group Corp.	67,900	7,862,568
	Sotetsu Holdings, Inc.	11,500	222,443
	Sotoh Co. Ltd.	2,900	20,954
	Space Co. Ltd.	4,390	36,438
	Space Value Holdings Co. Ltd.	10,900	77,442
	Sparx Group Co. Ltd.	24,200	62,777
	SPK Corp.	2,200	27,245
	S-Pool, Inc.	13,400	149,843
	Square Enix Holdings Co. Ltd.	5,500	301,290
	SRA Holdings	2,600	66,433

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	SRE Holdings Corp.	900	$62,523
	ST Corp.	2,000	28,362
	St. Marc Holdings Co. Ltd.	4,900	65,881
	Stanley Electric Co. Ltd.	22,000	554,514
	Star Mica Holdings Co. Ltd.	3,200	42,355
	Star Micronics Co. Ltd.	8,300	108,934
	Starts Corp., Inc.	10,500	252,323
	Starzen Co. Ltd.	4,200	79,154
	St-Care Holding Corp.	2,700	21,523
	Stella Chemifa Corp.	2,900	72,801
	Step Co. Ltd.	2,300	35,845
	Strike Co. Ltd.	1,700	64,155
	Studio Alice Co. Ltd.	3,800	71,888
	Subaru Corp.	118,700	2,328,275
	Subaru Enterprise Co. Ltd.	400	28,747
	Sugi Holdings Co. Ltd.	5,700	408,127
	Sugimoto & Co. Ltd.	2,600	54,836
	SUMCO Corp.	41,800	798,740
	Sumida Corp.	8,500	98,268
	Suminoe Textile Co. Ltd.	1,500	23,360
	Sumitomo Densetsu Co. Ltd.	4,100	78,702
	Sumitomo Electric Industries Ltd.	80,000	1,061,829
	Sumitomo Forestry Co. Ltd.	34,700	662,803
	Sumitomo Heavy Industries Ltd.	22,300	574,124
	Sumitomo Metal Mining Co. Ltd.	24,900	965,928
	Sumitomo Mitsui Construction Co. Ltd.	55,620	236,031
	Sumitomo Mitsui Financial Group, Inc.	49,800	1,615,992
	Sumitomo Mitsui Trust Holdings, Inc.	28,500	937,474
*	Sumitomo Precision Products Co. Ltd.	600	12,297
	Sumitomo Realty & Development Co. Ltd.	15,600	563,783
	Sumitomo Riko Co. Ltd.	10,700	69,704
	Sumitomo Rubber Industries Ltd.	42,625	525,311
	Sumitomo Seika Chemicals Co. Ltd.	2,800	79,748
	Sumitomo Warehouse Co. Ltd.	14,500	233,112
	Sun Frontier Fudousan Co. Ltd.	9,900	92,903
	Suncall Corp.	3,600	14,688
	Sundrug Co. Ltd.	11,300	330,707
	Suntory Beverage & Food Ltd.	23,700	919,617
	Sun-Wa Technos Corp.	3,300	44,604
#*	SuRaLa Net Co. Ltd.	700	12,847
#	Suruga Bank Ltd.	39,300	144,168
	Suzuken Co. Ltd.	12,150	338,231
	Suzuki Co. Ltd.	4,100	32,451
	Suzuki Motor Corp.	14,700	655,574
	SWCC Showa Holdings Co. Ltd.	5,900	114,961
	Sysmex Corp.	9,000	1,115,917
	System D, Inc.	1,300	15,641
	System Information Co. Ltd.	4,200	34,710
	System Research Co. Ltd.	1,200	21,193
	System Support, Inc.	900	10,893
	Systems Engineering Consultants Co. Ltd.	500	9,898
	Systena Corp.	13,400	247,629
	Syuppin Co. Ltd.	3,700	41,018
	T Hasegawa Co. Ltd.	6,900	168,502
	T RAD Co. Ltd.	1,500	42,107
	T&D Holdings, Inc.	42,600	546,373
	T&K Toka Co. Ltd.	6,000	42,637
	Tachibana Eletech Co. Ltd.	4,880	65,928
	Tachikawa Corp.	2,800	30,762

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tachi-S Co. Ltd.	7,100	$85,992
	Tadano Ltd.	26,800	292,658
	Taihei Dengyo Kaisha Ltd.	4,800	113,384
	Taiheiyo Kouhatsu, Inc.	2,400	14,083
	Taiho Kogyo Co. Ltd.	4,700	33,079
	Taikisha Ltd.	6,100	174,220
	Taiko Bank Ltd.	1,900	22,272
#	Taiko Pharmaceutical Co. Ltd.	5,000	35,518
	Taisei Corp.	27,800	872,340
	Taisei Lamick Co. Ltd.	1,500	36,109
	Taisei Oncho Co. Ltd.	1,100	18,579
	Taisho Pharmaceutical Holdings Co. Ltd.	7,050	378,310
	Taiyo Holdings Co. Ltd.	7,800	208,528
	Taiyo Yuden Co. Ltd.	17,100	866,738
	Takachiho Koheki Co. Ltd.	1,900	20,310
	Takamatsu Construction Group Co. Ltd.	4,400	77,204
#	Takamatsu Machinery Co. Ltd.	900	6,255
	Takamiya Co. Ltd.	4,700	18,496
	Takano Co. Ltd.	2,300	15,652
	Takaoka Toko Co. Ltd.	3,000	38,863
#	Takara & Co. Ltd.	3,000	46,892
	Takara Leben Co. Ltd.	27,900	76,031
	Takara Standard Co. Ltd.	9,200	122,310
	Takasago International Corp.	4,200	109,460
	Takasago Thermal Engineering Co. Ltd.	10,600	193,914
	Takashima & Co. Ltd.	600	9,861
	Takashimaya Co. Ltd.	39,500	365,742
	Takasho Co. Ltd.	1,100	7,998
*	Take & Give Needs Co. Ltd.	1,700	18,616
	TAKEBISHI Corp.	2,200	28,915
	Takemoto Yohki Co. Ltd.	2,500	20,655
	Takeuchi Manufacturing Co. Ltd.	8,900	228,502
	Takihyo Co. Ltd.	1,600	25,041
	Takisawa Machine Tool Co. Ltd.	1,800	17,696
	Takuma Co. Ltd.	8,100	105,959
	Tama Home Co. Ltd.	4,700	96,866
	Tamagawa Holdings Co. Ltd.	1,700	18,021
	Tamron Co. Ltd.	4,300	101,081
	Tamura Corp.	18,000	123,688
	Tanabe Engineering Corp.	1,100	8,730
	Tanseisha Co. Ltd.	9,100	74,625
	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	47,678
	Tayca Corp.	4,200	48,473
	Tazmo Co. Ltd.	2,100	30,919
	Tbk Co. Ltd.	6,200	22,241
	TBS Holdings, Inc.	9,000	142,358
	TDC Soft, Inc.	2,800	32,165
	TDK Corp.	76,300	2,773,733
	Tear Corp.	1,600	6,854
	TechMatrix Corp.	7,500	118,922
	TECHNO ASSOCIE Co. Ltd.	1,500	14,642
	Techno Horizon Co. Ltd.	4,200	46,893
	Techno Medica Co. Ltd.	900	12,482
	Techno Ryowa Ltd.	1,600	12,558
	Techno Smart Corp.	2,600	37,916
	Technoflex Corp.	700	6,132
	TechnoPro Holdings, Inc.	19,800	632,793
	Tecnos Japan, Inc.	1,700	9,084
	Teikoku Electric Manufacturing Co. Ltd.	2,400	30,516

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Teikoku Sen-I Co. Ltd.	4,600	$82,912
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	18,615
	Tekken Corp.	3,300	52,766
	Temairazu, Inc.	400	19,424
	Tenma Corp.	4,400	104,789
	Teraoka Seisakusho Co. Ltd.	2,100	6,916
	Terasaki Electric Co. Ltd.	800	9,434
	Terilogy Co. Ltd.	2,300	8,100
	Terumo Corp.	26,800	1,182,303
	TESEC Corp.	700	14,794
	T-Gaia Corp.	5,300	94,436
	THK Co. Ltd.	14,000	301,051
	Tigers Polymer Corp.	3,500	12,971
	TIS, Inc.	26,100	711,039
	TKC Corp.	4,800	147,150
	Toa Corp.	6,200	44,395
#	Toa Corp.	4,100	89,977
	TOA ROAD Corp.	1,500	66,653
	Toagosei Co. Ltd.	32,400	362,105
	Toba, Inc.	500	10,819
	Tobila Systems, Inc.	1,000	9,901
	Tobishima Corp.	5,970	56,063
	Tobu Railway Co. Ltd.	8,800	219,099
	TOC Co. Ltd.	12,700	71,199
	Tocalo Co. Ltd.	20,500	251,388
	Tochigi Bank Ltd.	29,200	45,371
	Toda Corp.	49,600	312,463
#	Toei Animation Co. Ltd.	300	46,585
	Toei Co. Ltd.	700	137,313
#	Toell Co. Ltd.	1,900	13,400
	Toenec Corp.	2,000	58,859
	Togami Electric Manufacturing Co. Ltd.	1,000	15,434
	Toho Bank Ltd.	57,400	102,750
*	Toho Co. Ltd.	2,500	33,623
	Toho Gas Co. Ltd.	6,000	177,735
	Toho Holdings Co. Ltd.	13,300	215,327
	Toho Titanium Co. Ltd.	6,500	68,443
	Toho Zinc Co. Ltd.	3,500	95,670
#	Tohoku Bank Ltd.	1,800	15,854
	Tohoku Steel Co. Ltd.	900	13,705
	Tohokushinsha Film Corp.	5,700	31,966
	Tokai Carbon Co. Ltd.	44,400	580,784
	Tokai Corp.	4,300	82,715
	TOKAI Holdings Corp.	28,600	217,169
	Tokai Lease Co. Ltd.	1,100	15,507
	Tokai Rika Co. Ltd.	15,300	214,164
	Tokai Tokyo Financial Holdings, Inc.	55,700	193,095
	Token Corp.	1,910	155,742
	Tokio Marine Holdings, Inc.	22,300	1,174,541
	Tokushu Tokai Paper Co. Ltd.	2,300	89,689
*	Tokyo Base Co. Ltd.	1,800	11,168
	Tokyo Century Corp.	9,300	532,479
	Tokyo Electron Device Ltd.	1,800	109,218
	Tokyo Electron Ltd.	6,000	2,796,197
	Tokyo Energy & Systems, Inc.	7,100	68,903
	Tokyo Gas Co. Ltd.	20,600	357,470
	Tokyo Individualized Educational Institute, Inc.	7,600	48,021
	Tokyo Keiki, Inc.	2,000	17,635
	Tokyo Kiraboshi Financial Group, Inc.	7,022	90,832

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Ohka Kogyo Co. Ltd.	5,200	$330,587
	Tokyo Printing Ink Manufacturing Co. Ltd.	300	5,891
	Tokyo Rakutenchi Co. Ltd.	900	32,115
	Tokyo Sangyo Co. Ltd.	6,600	41,179
	Tokyo Seimitsu Co. Ltd.	8,700	354,229
	Tokyo Steel Manufacturing Co. Ltd.	23,900	265,953
	Tokyo Tatemono Co. Ltd.	41,200	605,574
*	Tokyo Theatres Co., Inc.	1,900	20,921
	Tokyu Construction Co. Ltd.	28,040	198,268
	Tokyu Corp.	24,800	349,635
	Tokyu Fudosan Holdings Corp.	135,243	783,654
*	Tokyu Recreation Co. Ltd.	600	25,986
	Toli Corp.	10,700	21,810
	Tomato Bank Ltd.	2,600	23,872
	Tomoe Corp.	5,400	21,689
#	Tomoe Engineering Co. Ltd.	2,000	40,014
*	Tomoegawa Co. Ltd.	1,200	8,889
	Tomoku Co. Ltd.	3,500	59,034
	TOMONY Holdings, Inc.	38,500	102,858
	Tomy Co. Ltd.	26,400	250,569
	Tonami Holdings Co. Ltd.	1,300	51,368
	Topcon Corp.	24,400	435,028
	Toppan Forms Co. Ltd.	12,800	123,057
	Toppan, Inc.	21,500	347,056
	Topre Corp.	11,400	131,864
	Toray Industries, Inc.	141,100	879,267
	Torex Semiconductor Ltd.	1,600	37,067
	Toridoll Holdings Corp.	11,600	279,266
	Torigoe Co. Ltd.	4,100	27,582
	Torii Pharmaceutical Co. Ltd.	3,700	96,059
	Torishima Pump Manufacturing Co. Ltd.	4,500	34,777
	Tosei Corp.	8,900	85,554
	Toshiba Corp.	13,300	573,657
	Toshiba TEC Corp.	8,800	346,469
	Tosoh Corp.	48,700	820,157
	Totech Corp.	2,100	49,088
	Totetsu Kogyo Co. Ltd.	8,100	176,236
	TOTO Ltd.	9,699	468,600
	Totoku Electric Co. Ltd.	500	13,005
	Tottori Bank Ltd.	2,400	23,443
	Toukei Computer Co. Ltd.	700	28,957
	Tow Co. Ltd.	10,200	31,072
	Towa Bank Ltd.	9,200	40,833
	Towa Corp.	5,200	113,257
	Towa Pharmaceutical Co. Ltd.	8,100	208,241
	Toyo Construction Co. Ltd.	24,800	124,140
	Toyo Corp.	5,600	52,937
	Toyo Denki Seizo KK	1,200	11,326
*	Toyo Engineering Corp.	7,500	56,393
	Toyo Gosei Co. Ltd.	1,400	194,784
	Toyo Ink SC Holdings Co. Ltd.	10,400	183,156
	Toyo Kanetsu KK	2,200	48,580
	Toyo Logistics Co. Ltd.	6,300	18,481
	Toyo Machinery & Metal Co. Ltd.	4,900	23,186
#	Toyo Securities Co. Ltd.	14,000	19,962
	Toyo Seikan Group Holdings Ltd.	25,200	299,226
	Toyo Suisan Kaisha Ltd.	14,900	642,028
	Toyo Tanso Co. Ltd.	3,500	95,149
	Toyo Tire Corp.	33,000	548,738

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Wharf & Warehouse Co. Ltd.	1,500	$18,946
	Toyobo Co. Ltd.	28,900	347,012
	Toyoda Gosei Co. Ltd.	13,800	282,380
	Toyota Boshoku Corp.	21,000	403,768
	Toyota Industries Corp.	5,300	450,567
	TPR Co. Ltd.	6,600	84,102
#	Traders Holdings Co. Ltd.	5,540	15,257
	Trancom Co. Ltd.	2,400	168,396
	Trans Genic, Inc.	2,000	9,596
#	Transaction Co. Ltd.	3,200	32,370
	Transcosmos, Inc.	6,900	208,050
	TRE Holdings Corp.	8,680	136,473
	Trend Micro, Inc.	11,100	627,376
	Tri Chemical Laboratories, Inc.	3,300	98,706
	Trinity Industrial Corp.	2,000	14,708
	Trusco Nakayama Corp.	7,400	178,931
	TS Tech Co. Ltd.	22,000	294,361
*	TSI Holdings Co. Ltd.	13,100	39,728
	Tsubaki Nakashima Co. Ltd.	14,500	203,043
	Tsubakimoto Chain Co.	7,100	209,786
	Tsubakimoto Kogyo Co. Ltd.	1,200	40,687
*	Tsudakoma Corp.	1,200	8,551
	Tsugami Corp.	10,600	145,731
*	Tsukada Global Holdings, Inc.	5,000	14,930
	Tsukishima Kikai Co. Ltd.	6,600	67,478
#	Tsukuba Bank Ltd.	28,700	43,020
	Tsumura & Co.	11,400	355,286
	Tsuruha Holdings, Inc.	3,300	407,039
	Tsurumi Manufacturing Co. Ltd.	4,800	73,967
	Tsutsumi Jewelry Co. Ltd.	1,500	27,959
	Tsuzuki Denki Co. Ltd.	1,700	27,086
	TV Asahi Holdings Corp.	6,600	100,156
	Tv Tokyo Holdings Corp.	2,500	47,405
	Twinbird Corp.	1,200	8,974
	TYK Corp.	5,500	15,551
*	UACJ Corp.	10,100	234,090
	Ubicom Holdings, Inc.	1,100	27,962
	Uchida Yoko Co. Ltd.	2,300	97,300
	Ueki Corp.	400	5,216
	ULS Group, Inc.	400	19,739
	Ulvac, Inc.	8,000	448,840
	Unicharm Corp.	10,700	432,738
	Uniden Holdings Corp.	1,300	36,363
	Union Tool Co.	1,200	40,533
	Unipres Corp.	11,700	95,457
	United Super Markets Holdings, Inc.	19,400	177,080
	UNITED, Inc.	2,400	35,801
*	Unitika Ltd.	18,800	60,054
	Univance Corp.	3,800	16,606
	UPR Corp.	400	10,166
	Urbanet Corp. Co. Ltd.	3,300	8,991
	Usen-Next Holdings Co. Ltd.	2,700	79,482
	User Local, Inc.	1,200	19,295
	Ushio, Inc.	20,000	357,808
	USS Co. Ltd.	19,900	320,754
	UT Group Co. Ltd.	6,000	191,931
	Utoc Corp.	3,900	18,580
*	Uzabase, Inc.	3,700	66,301
	V Technology Co. Ltd.	2,900	109,361

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Valor Holdings Co. Ltd.	12,400	$262,620
	Valqua Ltd.	4,800	96,868
	Value HR Co. Ltd.	1,400	22,635
	ValueCommerce Co. Ltd.	3,400	134,189
	Valuence Holdings, Inc.	1,100	29,901
#	V-Cube, Inc.	4,000	60,486
	Vector, Inc.	6,200	70,350
	Vega Corp. Co. Ltd.	700	8,459
	Vertex Corp.	2,060	54,834
*	Village Vanguard Co. Ltd.	1,200	11,367
	VINX Corp.	1,100	9,812
#*	VisasQ, Inc.	500	27,593
	Vital KSK Holdings, Inc.	11,600	77,357
	VT Holdings Co. Ltd.	25,500	114,099
	Wacoal Holdings Corp.	11,300	226,297
	Wacom Co. Ltd.	38,100	246,471
	Wakachiku Construction Co. Ltd.	3,700	66,013
*	Wakamoto Pharmaceutical Co. Ltd.	4,500	13,434
	Wakita & Co. Ltd.	11,200	101,338
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	74,579
	Waseda Academy Co. Ltd.	2,000	17,901
	Watahan & Co. Ltd.	3,100	33,562
	Watts Co. Ltd.	1,800	11,906
	WDB Holdings Co. Ltd.	1,900	59,888
	Weathernews, Inc.	900	65,680
	Welbe, Inc.	2,000	28,276
	Welcia Holdings Co. Ltd.	8,060	300,891
	Wellnet Corp.	2,900	12,746
#	West Holdings Corp.	8,957	500,622
	Will Group, Inc.	3,100	35,026
	WIN-Partners Co. Ltd.	1,900	16,043
	Wood One Co. Ltd.	1,900	18,877
	Workman Co. Ltd.	2,800	148,875
*	World Co. Ltd.	5,800	71,189
	World Holdings Co. Ltd.	2,600	64,945
	Wow World, Inc.	1,100	16,843
	Wowow, Inc.	1,700	34,616
*	Writeup Co. Ltd.	800	28,516
	Xebio Holdings Co. Ltd.	6,300	58,548
#	YAC Holdings Co. Ltd.	1,700	14,150
	Yachiyo Industry Co. Ltd.	1,500	11,738
	Yagi & Co. Ltd.	800	9,975
	Yahagi Construction Co. Ltd.	6,700	44,957
	Yaizu Suisankagaku Industry Co. Ltd.	1,700	14,645
	Yakult Honsha Co. Ltd.	4,600	232,430
	YAKUODO Holdings Co. Ltd.	3,000	63,391
	YAMABIKO Corp.	11,400	124,234
	YAMADA Consulting Group Co. Ltd.	2,400	24,482
	Yamada Holdings Co. Ltd.	136,100	520,079
	Yamagata Bank Ltd.	7,399	52,779
	Yamaguchi Financial Group, Inc.	54,000	301,456
	Yamaha Corp.	4,500	284,301
	Yamaha Motor Co. Ltd.	35,900	1,000,669
	Yamaichi Electronics Co. Ltd.	5,300	81,370
#	YA-MAN Ltd.	7,400	78,610
	Yamanashi Chuo Bank Ltd.	7,300	52,617
	Yamatane Corp.	2,600	35,758
	Yamato Corp.	4,700	32,370
	Yamato Holdings Co. Ltd.	46,100	1,133,285

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamato International, Inc.	3,200	$8,876
	Yamato Kogyo Co. Ltd.	11,100	372,186
	Yamaura Corp.	2,200	17,917
	Yamazaki Baking Co. Ltd.	27,100	411,671
	Yamazawa Co. Ltd.	900	13,589
	Yamazen Corp.	15,300	141,758
	Yaoko Co. Ltd.	3,700	220,236
	Yashima Denki Co. Ltd.	4,900	41,129
	Yaskawa Electric Corp.	4,900	212,229
	Yasuda Logistics Corp.	4,800	40,857
	Yasunaga Corp.	2,300	23,807
	YE DIGITAL Corp.	2,200	10,020
	Yellow Hat Ltd.	8,100	131,972
	Yodogawa Steel Works Ltd.	5,700	124,547
	Yokogawa Bridge Holdings Corp.	11,400	229,781
	Yokogawa Electric Corp.	34,300	685,391
	Yokohama Reito Co. Ltd.	12,100	92,526
	Yokohama Rubber Co. Ltd.	36,400	615,930
	Yokowo Co. Ltd.	5,400	120,012
	Yondenko Corp.	2,200	32,770
	Yondoshi Holdings, Inc.	3,700	56,128
	Yorozu Corp.	5,900	61,623
	Yotai Refractories Co. Ltd.	4,900	55,195
	Yuasa Trading Co. Ltd.	4,400	117,592
	Yuken Kogyo Co. Ltd.	700	10,811
	Yurtec Corp.	10,600	62,092
	Yushin Precision Equipment Co. Ltd.	4,600	31,070
	Yushiro Chemical Industry Co. Ltd.	2,000	21,044
	Yutaka Giken Co. Ltd.	200	3,365
	Z Holdings Corp.	33,600	208,589
	Zaoh Co. Ltd.	800	12,503
	Zenitaka Corp.	600	21,267
	Zenkoku Hosho Co. Ltd.	11,400	550,901
	Zenrin Co. Ltd.	6,800	62,698
	Zensho Holdings Co. Ltd.	11,500	265,611
	Zeon Corp.	32,100	380,834
	ZERIA Pharmaceutical Co. Ltd.	900	16,112
	ZOZO, Inc.	13,700	439,750
	Zuiko Corp.	2,800	21,612

TOTAL JAPAN			367,779,593

NETHERLANDS — (4.3%)
	Aalberts NV	27,975	1,548,377
	ABN AMRO Bank NV	69,111	1,016,464
*	Accell Group NV	6,470	266,746
*	Adyen NV	356	1,074,162
#	Aegon NV	228,500	1,159,018
	Aegon NV	81,610	412,131
	Akzo Nobel NV	16,307	1,873,977
*	Alfen Beheer BV	1,376	155,004
#	AMG Advanced Metallurgical Group NV	6,267	184,846
*	Amsterdam Commodities NV	4,113	115,452
	APERAM SA	14,000	834,731
	Arcadis NV	20,503	999,330
	ASM International NV	6,110	2,765,292
	ASML Holding NV	2,461	2,000,546
	ASML Holding NV	17,689	14,378,945
	ASR Nederland NV	39,201	1,832,420
#*	Basic-Fit NV	7,770	377,279

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	BE Semiconductor Industries NV	23,113	$2,111,736
#*	Beter Bed Holding NV	3,857	23,388
	Boskalis Westminster	22,634	675,042
	Brunel International NV	4,547	62,478
	Coca-Cola Europacific Partners PLC	22,244	1,176,270
	Corbion NV	14,458	686,501
	Flow Traders	13,664	463,816
	ForFarmers NV	11,164	53,235
*	Fugro NV	22,130	187,563
*	GrandVision NV	14,855	487,478
	Heijmans NV	6,950	96,750
*	Hunter Douglas NV	1,198	142,669
	IMCD NV	10,494	2,330,136
	ING Groep NV	157,316	2,386,311
*	Intertrust NV	22,243	336,319
	JDE Peet’s NV	1,894	55,151
	Kendrion NV	4,341	100,459
	Koninklijke Ahold Delhaize NV	136,914	4,454,139
*	Koninklijke BAM Groep NV	84,466	245,158
	Koninklijke DSM NV	6,877	1,502,474
	Koninklijke KPN NV	958,486	2,863,893
	Koninklijke Philips NV	16,910	797,732
	Koninklijke Philips NV	16,108	761,075
	Koninklijke Vopak NV	14,905	593,188
	Nedap NV	1,644	114,997
#	NN Group NV	33,471	1,789,251
	Ordina NV	25,878	107,867
	PostNL NV	96,378	418,292
	Prosus NV	8,236	725,451
	Randstad NV	27,858	2,001,525
	SIF Holding NV	1,299	21,178
	Signify NV	45,953	2,226,716
*	Sligro Food Group NV	7,241	193,979
	Stellantis NV	222,195	4,436,557
	TKH Group NV	11,860	675,629
*	TomTom NV	17,116	147,090
	Universal Music Group NV	19,067	553,571
	Van Lanschot Kempen NV	4,552	126,227
	Wolters Kluwer NV	48,340	5,062,089

TOTAL NETHERLANDS			72,188,100

NEW ZEALAND — (0.5%)
#*	a2 Milk Co. Ltd.	31,361	147,724
*	Air New Zealand Ltd.	201,351	241,145
	Arvida Group Ltd.	137,266	196,297
*	Auckland International Airport Ltd.	46,633	267,294
	Briscoe Group Ltd.	2,644	13,117
	Chorus Ltd.	130,261	594,851
#	Comvita Ltd.	3,438	9,157
	Contact Energy Ltd.	32,628	191,456
	EBOS Group Ltd.	15,658	407,071
#*	Eroad Ltd.	3,923	14,913
	Fisher & Paykel Healthcare Corp. Ltd.	23,944	536,430
	Fletcher Building Ltd.	123,366	634,510
#	Fonterra Co-operative Group Ltd.	11,157	32,003
	Freightways Ltd.	28,554	265,123
#*	Gentrack Group Ltd.	5,468	7,563
	Hallenstein Glasson Holdings Ltd.	9,781	49,099
	Heartland Group Holdings Ltd.	110,310	185,664

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Infratil Ltd.	92,363	$548,034
#	Investore Property Ltd.	32,045	43,236
	Kathmandu Holdings Ltd.	154,764	176,285
	Mainfreight Ltd.	10,057	648,079
	Mercury NZ Ltd.	24,238	106,595
	Meridian Energy Ltd.	29,394	105,298
	Napier Port Holdings Ltd.	14,915	32,714
#*	NEW Zealand King Salmon Investments Ltd.	12,378	12,692
*	New Zealand Refining Co. Ltd.	52,639	31,993
	NZME Ltd.	18,597	15,573
#	NZX Ltd.	74,859	92,919
	Oceania Healthcare Ltd.	104,754	104,989
*	Pacific Edge Ltd.	28,042	29,555
	PGG Wrightson Ltd.	9,143	29,535
	Port of Tauranga Ltd.	31,501	155,843
*	Pushpay Holdings Ltd.	73,122	99,709
*	Rakon Ltd.	16,169	17,742
*	Restaurant Brands New Zealand Ltd.	7,836	87,472
	Ryman Healthcare Ltd.	16,066	166,271
#*	Sanford Ltd.	19,210	69,571
	Scales Corp. Ltd.	27,860	107,014
*	Serko Ltd.	6,176	34,612
	Skellerup Holdings Ltd.	28,994	129,453
*	SKY Network Television Ltd.	33,017	44,886
	Spark New Zealand Ltd.	157,245	514,769
	Summerset Group Holdings Ltd.	60,210	626,402
#*	Synlait Milk Ltd.	11,444	29,533
*	Tourism Holdings Ltd.	42,059	82,831
	TOWER Ltd.	132,447	60,278
#	Trustpower Ltd.	7,314	38,953
#	Turners Automotive Group Ltd.	11,796	36,844
	Vector Ltd.	17,959	52,687
*	Vista Group International Ltd.	27,115	49,181
	Warehouse Group Ltd.	33,331	96,304
	Z Energy Ltd.	111,113	286,768

TOTAL NEW ZEALAND			8,558,037

NORWAY — (0.8%)
#	2020 Bulkers Ltd.	1,652	22,292
	ABG Sundal Collier Holding ASA	85,449	94,245
*	Adevinta ASA	2,648	43,740
	AF Gruppen ASA	6,191	144,391
*	Akastor ASA	34,023	23,668
	Aker ASA, Class A	391	36,039
	Aker BP ASA	3,235	124,133
*	Aker Solutions ASA	58,187	165,119
	AKVA Group ASA	848	9,089
#*	ArcticZymes Technologies ASA	5,679	59,729
	Atea ASA	17,327	323,772
#*	Atlantic Sapphire ASA	2,420	12,194
	Austevoll Seafood ASA	16,620	225,011
*	Axactor SE	31,466	30,301
*	B2Holding ASA	87,665	96,115
	Bakkafrost P/F	2,177	201,381
	Bank Norwegian ASA	33,922	420,702
	Bonheur ASA	6,002	237,254
	Borregaard ASA	29,576	718,207
	Bouvet ASA	11,588	92,850
*	Crayon Group Holding ASA	7,020	163,937

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#	DNB Bank ASA	46,044	$1,095,694
	Elkem ASA	53,700	213,451
	Entra ASA	6,658	166,188
	Europris ASA	35,896	265,809
	Fjordkraft Holding ASA	5,255	31,287
	FLEX LNG Ltd.	9,540	192,840
	Gjensidige Forsikring ASA	8,272	205,962
	Golden Ocean Group Ltd.	18,807	170,094
*	Grieg Seafood ASA	8,136	90,477
	Kid ASA	6,349	85,022
	Kitron ASA	26,825	57,029
#	Komplett Bank ASA	21,137	19,121
#*	Kongsberg Automotive ASA	55,870	19,966
	Leroy Seafood Group ASA	22,260	202,381
	Medistim ASA	1,391	62,401
	Mowi ASA	19,338	560,750
	Multiconsult ASA	1,497	32,249
*	Nekkar ASA	9,334	10,802
#*	NEL ASA	38,804	82,158
*	Nordic Nanovector ASA	4,484	14,157
*	Nordic Semiconductor ASA	8,385	249,120
	Norsk Hydro ASA	99,382	730,007
*	Norske Skog ASA	8,155	33,530
	Norway Royal Salmon ASA	1,219	25,666
*	Norwegian Energy Co. ASA	3,505	68,015
*	NRC Group ASA	6,605	13,085
	Ocean Yield ASA	11,748	57,077
#*	Odfjell Drilling Ltd.	26,164	66,107
	Olav Thon Eiendomsselskap ASA	3,286	72,287
	Orkla ASA	17,331	168,568
#*	Otello Corp. ASA	37,717	128,179
	Pareto Bank ASA	7,263	53,029
#*	PGS ASA	113,148	46,221
*	PhotoCure ASA	1,701	24,003
	Protector Forsikring ASA	15,499	179,627
*	Q-Free ASA	16,029	15,308
	Salmar ASA	2,093	159,676
*	SATS ASA	4,442	11,263
	Sbanken ASA	22,150	259,828
	Scatec ASA	1,761	34,736
	Schibsted ASA, Class A	2,739	141,511
	Schibsted ASA, Class B	3,133	142,111
*	Self Storage Group ASA	3,118	10,632
	Selvaag Bolig ASA	9,716	59,800
*	Solon Eiendom ASA	3,531	16,129
	Sparebank 1 Oestlandet	8,533	140,597
	SpareBank 1 Sorost-Norge	5,435	37,326
	SpareBank 1 SR-Bank ASA	26,975	413,708
	Sparebanken More	814	41,716
	Storebrand ASA	33,726	361,716
	Subsea 7 SA	47,748	428,610
	Telenor ASA	23,788	375,862
	TGS ASA	28,530	263,123
	Tomra Systems ASA	7,204	465,600
	Treasure ASA	11,954	21,278
	Veidekke ASA	21,799	314,124
*	Wallenius Wilhelmsen ASA	23,768	108,882
	Wilh Wilhelmsen Holding ASA, Class A	3,074	68,044

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#	XXL ASA	26,057	$43,169

TOTAL NORWAY			12,671,277

PORTUGAL — (0.2%)
	Altri SGPS SA	17,850	115,661
*	Banco Comercial Portugues SA, Class R	1,917,410	345,931
*	Banco Espirito Santo SA	114,362	0
	Corticeira Amorim SGPS SA	4,366	60,792
	CTT-Correios de Portugal SA	26,952	148,115
	EDP - Energias de Portugal SA	129,363	729,949
	EDP Renovaveis SA	20,654	575,188
	Galp Energia SGPS SA	38,966	404,777
*	Greenvolt-Energias Renovaveis SA	324	2,545
*	Ibersol SGPS SA	1,519	8,719
	Jeronimo Martins SGPS SA	27,162	615,346
#*	Mota-Engil SGPS SA	24,656	38,489
	Navigator Co. SA	58,061	226,936
	NOS SGPS SA	86,892	338,996
	REN - Redes Energeticas Nacionais SGPS SA	56,809	173,067
	Sonae SGPS SA	248,597	273,652

TOTAL PORTUGAL			4,058,163

SINGAPORE — (0.9%)
*	Accordia Golf Trust	210,700	0
	AEM Holdings Ltd.	46,700	145,442
*	Amara Holdings Ltd.	40,200	11,212
	Ascendas India Trust	141,900	146,603
	Avarga Ltd.	33,400	7,296
*	Banyan Tree Holdings Ltd.	72,700	18,350
#*††	Best World International Ltd.	53,300	9,992
	Boustead Projects Ltd.	2,700	2,020
	Boustead Singapore Ltd.	79,500	60,194
	Bukit Sembawang Estates Ltd.	43,600	169,224
*	Capitaland Investment Ltd.	85,600	218,364
*	Centurion Corp. Ltd.	37,000	9,060
	China Aviation Oil Singapore Corp. Ltd.	71,400	53,000
	China Sunsine Chemical Holdings Ltd.	135,500	51,222
	Chip Eng Seng Corp. Ltd.	104,700	33,316
	Chuan Hup Holdings Ltd.	81,300	15,382
	City Developments Ltd.	32,900	178,596
	ComfortDelGro Corp. Ltd.	304,700	353,144
*	COSCO Shipping International Singapore Co. Ltd.	312,900	63,836
	CSE Global Ltd.	79,800	30,474
	Dairy Farm International Holdings Ltd.	25,100	89,678
	Dasin Retail Trust	26,300	8,971
	DBS Group Holdings Ltd.	100,559	2,349,848
	Del Monte Pacific Ltd.	107,848	31,115
	Delfi Ltd.	70,200	40,046
*††	Ezion Holdings Ltd.	982,352	5,901
#*††	Ezra Holdings Ltd.	190,010	290
	Far East Orchard Ltd.	39,600	32,667
	First Resources Ltd.	102,800	135,612
	Food Empire Holdings Ltd.	42,400	25,790
	Fraser & Neave Ltd.	43,400	46,670
	Frasers Property Ltd.	85,400	74,163
	Frencken Group Ltd.	61,500	104,390
	Fu Yu Corp. Ltd.	102,100	21,946
*	Gallant Venture Ltd.	52,000	4,972

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	GK Goh Holdings Ltd.	12,400	$10,387
	Golden Agri-Resources Ltd.	1,642,000	322,037
	Great Eastern Holdings Ltd.	5,800	92,631
	GuocoLand Ltd.	70,700	89,166
*	Halcyon Agri Corp. Ltd.	43,213	8,488
	Hanwell Holdings Ltd.	88,400	26,890
	Haw Par Corp. Ltd.	30,300	283,162
	Ho Bee Land Ltd.	39,400	82,321
	Hong Fok Corp. Ltd.	84,400	49,391
	Hong Leong Asia Ltd.	76,800	47,984
	Hong Leong Finance Ltd.	79,500	142,040
	Hongkong Land Holdings Ltd.	92,300	509,705
	Hotel Grand Central Ltd.	29,489	22,985
	Hour Glass Ltd.	49,200	71,368
	HRnetgroup Ltd.	22,900	13,858
	Hutchison Port Holdings Trust	1,405,000	302,651
*††	Hyflux Ltd.	78,700	4,844
	iFAST Corp. Ltd.	26,600	171,084
*	Indofood Agri Resources Ltd.	119,900	29,359
	InnoTek Ltd.	19,500	11,116
#	Japfa Ltd.	182,930	93,238
*	k1 Ventures Ltd.	16,400	0
	Keppel Corp. Ltd.	97,500	389,082
	KSH Holdings Ltd.	38,300	10,224
*	Mandarin Oriental International Ltd.	25,100	58,326
	Metro Holdings Ltd.	98,700	56,010
	Micro-Mechanics Holdings Ltd.	10,500	25,768
#*††	Midas Holdings Ltd.	218,800	5,841
*	mm2 Asia Ltd.	203,400	8,928
	NetLink NBN Trust	386,800	292,453
*	Oceanus Group Ltd.	2,736,300	81,358
	Olam International Ltd.	126,385	159,322
	Oversea-Chinese Banking Corp. Ltd.	110,549	966,400
	Oxley Holdings Ltd.	201,249	29,852
	Pan-United Corp. Ltd.	47,875	10,829
	Propnex Ltd.	7,500	10,631
	Q&M Dental Group Singapore Ltd.	53,640	22,509
	QAF Ltd.	44,382	28,849
*	Raffles Education Corp. Ltd.	133,900	7,690
	Riverstone Holdings Ltd.	83,200	53,128
*	Roxy-Pacific Holdings Ltd.	25,150	8,795
*	SATS Ltd.	29,600	92,060
	SBS Transit Ltd.	11,800	26,361
#*	Sembcorp Marine Ltd.	5,043,580	295,647
	Sheng Siong Group Ltd.	118,500	124,959
*	SIA Engineering Co. Ltd.	20,500	33,014
	SIIC Environment Holdings Ltd.	305,800	51,222
	Sinarmas Land Ltd.	175,900	35,335
	Sing Holdings Ltd.	67,700	19,055
	Singapore Exchange Ltd.	55,400	397,590
	Singapore Land Group Ltd.	18,100	36,277
	Singapore Post Ltd.	342,600	166,542
	Singapore Press Holdings Ltd.	281,100	414,823
	Singapore Telecommunications Ltd.	84,700	157,138
	Singapore Telecommunications Ltd.	32,500	59,929
	Stamford Land Corp. Ltd.	122,800	45,982
	StarHub Ltd.	98,600	90,715
	Straits Trading Co. Ltd.	28,000	75,547
*††	Swiber Holdings Ltd.	23,999	363

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Tuan Sing Holdings Ltd.	110,437	$40,280
	UMS Holdings Ltd.	110,843	108,969
	United Overseas Bank Ltd.	50,570	1,005,247
	UOB-Kay Hian Holdings Ltd.	71,197	83,464
	UOL Group Ltd.	60,551	324,761
	Valuetronics Holdings Ltd.	117,650	50,628
	Venture Corp. Ltd.	46,200	645,336
	Vicom Ltd.	10,800	16,500
	Wee Hur Holdings Ltd.	81,000	11,789
#	Wing Tai Holdings Ltd.	114,900	165,345
	Yangzijiang Shipbuilding Holdings Ltd.	597,300	630,599

TOTAL SINGAPORE			14,364,963

SPAIN — (2.4%)
	Acciona SA	6,672	1,281,310
	Acerinox SA	41,065	571,720
	ACS Actividades de Construccion y Servicios SA	46,477	1,218,144
	Aedas Homes SA	2,448	70,357
*	Aena SME SA	1,403	230,424
	Alantra Partners SA	3,441	64,004
	Almirall SA	13,894	206,613
*	Amadeus IT Group SA	8,029	537,123
*	Amper SA	166,633	37,254
	Applus Services SA	41,191	372,836
*	Atresmedia Corp. de Medios de Comunicacion SA	26,412	107,662
	Azkoyen SA	1,900	12,729
	Banco Bilbao Vizcaya Argentaria SA	445,124	3,115,034
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	2,264	15,780
*	Banco de Sabadell SA	1,561,413	1,256,620
#	Banco Santander SA	941,487	3,571,138
	Bankinter SA	168,940	930,185
	CaixaBank SA	501,066	1,440,397
	Cellnex Telecom SA	10,203	627,481
	CIE Automotive SA	8,712	237,139
*	Construcciones y Auxiliar de Ferrocarriles SA	5,408	238,234
	Ebro Foods SA	17,371	344,745
*	eDreams ODIGEO SA	7,637	67,086
	Elecnor SA	9,837	120,166
#	Enagas SA	65,059	1,459,889
*	Ence Energia y Celulosa SA	24,877	64,024
	Endesa SA	32,513	749,838
*	Ercros SA	32,968	133,397
	Faes Farma SA	96,995	395,123
	Fluidra SA	5,799	221,481
	Fomento de Construcciones y Contratas SA	17,198	219,250
*	Gestamp Automocion SA	49,617	221,841
	Global Dominion Access SA	32,538	174,560
	Grifols SA	14,854	340,227
	Grupo Catalana Occidente SA	9,390	333,502
	Grupo Empresarial San Jose SA	5,655	28,104
*	Grupo Ezentis SA	9,294	2,865
	Iberdrola SA	467,238	5,522,369
	Iberpapel Gestion SA	1,254	28,508
*	Indra Sistemas SA	41,709	504,442
	Industria de Diseno Textil SA	52,245	1,892,535
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	150,679	302,508
	Mapfre SA	254,078	537,958
*	Mediaset Espana Comunicacion SA	58,553	305,379
*	Melia Hotels International SA	28,859	213,026

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Metrovacesa SA	6,238	$54,692
	Neinor Homes SA	1,088	14,034
*	Obrascon Huarte Lain SA	37,163	30,255
	Pharma Mar SA	1,866	145,162
	Prim SA	748	12,490
*	Promotora de Informaciones SA, Class A	63,603	44,441
	Prosegur Cash SA	38,315	26,317
	Prosegur Cia de Seguridad SA	67,550	191,687
*	Realia Business SA	45,114	38,357
	Red Electrica Corp. SA	35,355	736,153
	Repsol SA	199,344	2,553,304
	Sacyr SA	114,539	326,488
*	Solaria Energia y Medio Ambiente SA	7,125	142,587
*	Talgo SA	3,146	17,408
*	Tecnicas Reunidas SA	2,606	23,567
	Telefonica SA, Sponsored ADR	2,496	10,858
	Telefonica SA	907,402	3,941,444
	Unicaja Banco SA	437,261	467,855
	Vidrala SA	5,368	568,090
	Viscofan SA	8,568	585,886
*	Vocento SA	7,738	9,185
	Zardoya Otis SA	25,889	208,164

TOTAL SPAIN			40,473,431

SWEDEN — (4.1%)
	AAK AB	8,394	183,595
	AcadeMedia AB	26,351	188,997
	AddLife AB, Class B	18,767	766,705
	AddNode Group AB, Class B	5,324	220,630
	AddTech AB, Class B	39,452	882,627
	AFRY AB	17,443	519,052
	Alfa Laval AB	8,419	361,131
	Alimak Group AB	8,324	112,928
	Ambea AB	16,818	116,778
*	Annehem Fastigheter AB, Class B	11,599	49,769
*	AQ Group AB	1,393	46,276
*	Arise AB	2,979	14,935
	Arjo AB, Class B	44,131	601,826
	Assa Abloy AB, Class B	25,215	739,875
#	Atlas Copco AB, Class A	28,314	1,823,384
#	Atlas Copco AB, Class B	16,150	875,230
	Atrium Ljungberg AB, Class B	5,609	128,796
*	Attendo AB	23,033	98,985
	Avanza Bank Holding AB	19,269	766,052
	Axfood AB	9,517	233,339
	Beijer Alma AB	8,702	218,379
*	Beijer Electronics Group AB	6,458	57,067
#	Beijer Ref AB, Class B	26,757	549,079
	Bergman & Beving AB	6,396	115,440
	Besqab AB	1,035	21,374
*	BHG Group AB	9,693	111,768
*	BICO Group AB, Class B	800	40,114
#	Bilia AB, Class A	33,505	595,768
	BillerudKorsnas AB	43,723	915,820
	BioGaia AB, Class B	3,627	223,693
	Biotage AB	9,092	294,218
	Boliden AB	40,915	1,442,426
	Bonava AB, Class B	21,002	207,483
*	Boozt AB	7,069	119,086

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Boule Diagnostics AB	1,384	$8,427
	Bravida Holding AB	34,911	525,108
	Bufab AB	8,811	375,845
	Bulten AB	2,966	26,693
	Bure Equity AB	16,466	764,308
	Byggmax Group AB	23,143	198,410
#	Castellum AB	11,249	299,827
	Catella AB	14,868	66,671
	Catena AB	3,861	235,241
#*	Catena Media PLC	11,312	75,365
*	Cavotec SA	8,277	21,909
	Cellavision AB	778	35,444
	Clas Ohlson AB, Class B	8,494	91,453
	Cloetta AB, Class B	60,701	192,821
*	Collector AB	4,779	23,541
	Concentric AB	9,782	287,900
	Coor Service Management Holding AB	24,001	233,163
#	Corem Property Group AB, Class B	101,607	337,243
	Dios Fastigheter AB	16,550	192,550
	Dometic Group AB	52,417	764,526
*	Doro AB	5,800	45,122
*	Duni AB	9,006	125,425
	Dustin Group AB	14,325	175,211
	Eastnine AB	4,136	71,989
	Elanders AB, Class B	3,364	58,052
#	Electrolux AB, Class B	39,577	900,477
*	Electrolux Professional AB, Class B	54,071	417,754
	Elekta AB, Class B	28,835	335,767
#*	Eltel AB	14,557	29,649
*	Enea AB	4,184	115,388
#	Epiroc AB, Class A	36,476	907,576
	Epiroc AB, Class B	16,224	344,660
	Essity AB, Class A	1,265	41,001
	Essity AB, Class B	30,061	973,726
	Fabege AB	12,630	213,782
	Fagerhult AB	15,995	128,166
*	Fastighets AB Balder, Class B	5,020	363,990
	Fastighets AB Trianon	792	21,499
	FastPartner AB, Class A	5,997	85,447
	FastPartner AB, Class D	1,294	12,128
	Fenix Outdoor International AG	636	93,632
	Ferronordic AB	1,931	66,046
#	G5 Entertainment AB	987	54,137
	GARO AB	3,885	97,670
	Getinge AB, Class B	31,210	1,396,705
	GHP Specialty Care AB	3,597	10,768
	Granges AB	34,122	372,165
#	H & M Hennes & Mauritz AB, Class B	46,099	867,253
*	Haldex AB	12,876	77,076
	Heba Fastighets AB, Class B	1,986	32,539
	Hexagon AB, Class B	28,166	453,295
	Hexatronic Group AB	5,363	235,367
	Hexpol AB	50,608	592,248
	HMS Networks AB	1,178	67,262
#*	Hoist Finance AB	27,505	96,870
	Holmen AB, Class B	8,874	393,971
	Hufvudstaden AB, Class A	9,746	155,948
*	Humana AB	10,256	85,580
	Husqvarna AB, Class A	6,161	88,410

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Husqvarna AB, Class B	59,627	$849,739
	ICA Gruppen AB	10,672	552,215
#	Industrivarden AB, Class A	994	32,790
	Indutrade AB	26,447	770,968
	Instalco AB	7,006	372,431
*	International Petroleum Corp.	14,208	80,246
	Intrum AB	14,527	412,341
	Inwido AB	16,779	307,623
*	ITAB Shop Concept AB	2,085	3,352
	JM AB	16,712	677,113
	Kabe Group AB, Class B	405	10,423
	Karnov Group AB	5,534	35,557
*	Karo Pharma AB	9,994	65,860
*	K-fast Holding AB	3,669	33,635
	KNOW IT AB	5,488	220,923
#	Kungsleden AB	18,098	248,896
	Lagercrantz Group AB, Class B	45,873	614,246
	Lifco AB, Class B	15,528	452,770
	Lindab International AB	19,129	626,719
	Loomis AB, Class B	27,388	739,137
*	Maha Energy AB	6,393	9,673
*	Medcap AB	456	10,614
	Medicover AB, Class B	4,148	125,759
*	Medivir AB, Class B	9,920	11,329
*	Mekonomen AB	10,277	212,025
	Micro Systemation AB, Class B	1,596	8,026
*	Millicom International Cellular SA	28,287	990,480
	MIPS AB	5,709	691,198
*	Modern Times Group MTG AB, Class B	25,722	294,950
	Momentum Group AB, Class B	4,954	127,274
	Munters Group AB	23,409	173,229
	Mycronic AB	16,497	382,829
	NCAB Group AB	363	28,882
	NCC AB, Class B	22,769	394,504
	Nederman Holding AB	3,964	87,433
*	Nelly Group AB	3,377	11,707
*	Net Insight AB, Class B	65,449	24,634
*	New Wave Group AB, Class B	14,821	251,542
	Nibe Industrier AB, Class B	17,880	265,941
	Nobia AB	32,265	198,863
	Nobina AB	39,899	382,172
*	Nordic Entertainment Group AB, Class B	6,208	359,989
	Nordic Waterproofing Holding AB	7,292	216,816
	NP3 Fastigheter AB	6,024	213,977
	Nyfosa AB	31,889	538,235
	OEM International AB, Class B	7,964	179,151
*	Pandox AB, Class B	19,745	347,956
	Peab AB, Class B	57,999	729,026
	Platzer Fastigheter Holding AB, Class B	8,730	142,265
	Pricer AB, Class B	31,342	93,773
	Proact IT Group AB	11,826	119,256
	Probi AB	200	8,934
*	Qliro AB	3,377	10,603
	Ratos AB, Class B	62,494	359,791
*	RaySearch Laboratories AB	3,756	26,705
	Rejlers AB	2,036	34,833
	Resurs Holding AB	28,631	154,290
	Rottneros AB	22,228	25,897
	Sagax AB, Class B	10,830	423,880

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Samhallsbyggnadsbolaget i Norden AB	68,347	$458,179
	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	25,166
	Sandvik AB	78,322	1,986,145
*	SAS AB	634,047	110,359
	Scandi Standard AB	16,388	81,709
#*	Scandic Hotels Group AB	23,840	115,314
	Sectra AB, Class B	24,300	591,375
	Securitas AB, Class B	55,475	919,036
	Semcon AB	4,640	66,528
*	Sinch AB	3,680	70,048
	Skandinaviska Enskilda Banken AB, Class A	70,104	1,096,274
	Skandinaviska Enskilda Banken AB, Class C	1,001	16,036
	Skanska AB, Class B	51,481	1,308,950
	SKF AB, Class A	3,213	75,707
	SKF AB, Class B	44,677	1,037,632
*	SkiStar AB	6,492	135,424
*	SSAB AB, Class A	2,180	12,442
*	SSAB AB, Class A	32,344	184,307
*	SSAB AB, Class B	12,326	61,526
*	SSAB AB, Class B	75,349	376,609
*	Stendorren Fastigheter AB	1,311	38,365
	Svenska Cellulosa AB SCA, Class A	1,676	26,457
	Svenska Cellulosa AB SCA, Class B	44,547	696,050
#	Svenska Handelsbanken AB, Class A	63,208	724,511
#	Svenska Handelsbanken AB, Class B	1,480	18,698
	Sweco AB, Class B	25,157	400,583
#	Swedbank AB, Class A	35,430	768,431
#	Systemair AB	18,232	175,977
	Tele2 AB, Class B	71,661	1,012,816
	Telefonaktiebolaget LM Ericsson, Class A	4,991	54,681
	Telefonaktiebolaget LM Ericsson, Class B	243,605	2,659,047
#	Telia Co. AB	273,892	1,078,818
	Tethys Oil AB	7,238	52,697
	Thule Group AB	13,432	776,108
	Trelleborg AB, Class B	16,417	375,746
	Troax Group AB	5,952	243,682
	VBG Group AB, Class B	2,724	52,628
	Vitec Software Group AB, Class B	2,400	141,649
	Volvo AB, Class A	26,300	621,762
	Volvo AB, Class B	164,207	3,829,168
	Wallenstam AB, Class B	6,097	107,010
	Wihlborgs Fastigheter AB	15,267	361,954
*	XSpray Pharma AB	659	4,758

TOTAL SWEDEN			67,728,608

SWITZERLAND — (5.5%)
	ABB Ltd.	60,836	2,012,651
	Adecco Group AG	32,715	1,648,183
	Alcon, Inc.	40,118	3,344,236
	Allreal Holding AG	4,218	892,089
	ALSO Holding AG	1,645	488,178
*	ams AG	45,328	897,418
*	APG SGA SA	313	70,739
	Arbonia AG	13,910	302,429
*	Aryzta AG	246,504	322,333
*	Ascom Holding AG	6,693	104,180
*	Autoneum Holding AG	854	133,682
	Baloise Holding AG	10,937	1,742,921
	Banque Cantonale de Geneve	572	104,962

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Banque Cantonale Vaudoise	5,550	$446,843
	Belimo Holding AG	1,180	686,035
	Bell Food Group AG	632	202,873
	Bellevue Group AG	2,601	116,778
	Berner Kantonalbank AG	1,225	281,700
	BKW AG	3,000	397,461
*	Bobst Group SA	2,261	184,122
	Bossard Holding AG, Class A	2,664	978,437
	Bucher Industries AG	1,940	979,102
	Burckhardt Compression Holding AG	444	187,005
	Burkhalter Holding AG	843	61,027
	Bystronic AG	379	521,119
	Calida Holding AG	1,402	74,298
	Carlo Gavazzi Holding AG	117	32,262
	Cembra Money Bank AG	7,525	502,327
	Cicor Technologies Ltd.	650	41,626
	Cie Financiere Richemont SA	20,424	2,527,478
	Cie Financiere Tradition SA	562	68,401
#	Clariant AG	60,775	1,279,467
	Coltene Holding AG	1,138	143,892
	Comet Holding AG	424	157,767
*	COSMO Pharmaceuticals NV	1,556	118,372
	Credit Suisse Group AG	71,491	743,628
	Credit Suisse Group AG, Sponsored ADR	94,345	972,697
	Daetwyler Holding AG	825	320,955
	DKSH Holding AG	9,959	798,261
	dormakaba Holding AG	602	446,204
*	Dottikon Es Holding AG	350	128,530
	EFG International AG	26,058	182,760
	Emmi AG	566	590,633
	EMS-Chemie Holding AG	243	241,038
	Energiedienst Holding AG	936	47,382
#*	Evolva Holding SA	22,215	3,394
*	Feintool International Holding AG	721	42,540
*	Flughafen Zurich AG	4,935	891,197
	Forbo Holding AG	269	523,337
	Fundamenta Real Estate AG	999	21,546
	Galenica AG	14,102	1,032,928
#*	GAM Holding AG	40,315	64,937
	Geberit AG	2,995	2,338,953
	Georg Fischer AG	1,075	1,626,531
	Givaudan SA	390	1,837,655
	Gurit Holding AG	111	192,696
	Helvetia Holding AG	10,098	1,201,569
	Hiag Immobilien Holding AG	963	101,962
#*	HOCHDORF Holding AG	269	12,049
	Huber & Suhner AG	4,158	369,854
	Hypothekarbank Lenzburg AG	7	32,095
*	Implenia AG	3,739	76,260
*	Ina Invest Holding AG	748	15,091
	Inficon Holding AG	344	441,388
	Interroll Holding AG	152	737,428
	Intershop Holding AG	192	120,094
	Investis Holding SA	821	91,401
	IVF Hartmann Holding AG	71	11,061
	Julius Baer Group Ltd.	46,989	3,398,812
*	Jungfraubahn Holding AG	1,269	199,188
	Kardex Holding AG	3,223	994,107
*	Komax Holding AG	807	205,697

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Kudelski SA	5,386	$21,476
	Kuehne + Nagel International AG	4,369	1,376,018
	Landis+Gyr Group AG	5,050	347,175
*	Lastminute.com NV	1,394	66,818
	LEM Holding SA	86	208,500
	Liechtensteinische Landesbank AG	3,082	181,960
	Logitech International SA	3,921	328,003
	Logitech International SA	9,300	772,179
	Luzerner Kantonalbank AG	841	388,672
*	Medacta Group SA	1,068	178,814
*	Medartis Holding AG	418	54,970
*	Medmix AG	5,190	248,135
*	Meier Tobler Group AG	1,442	30,468
	Metall Zug AG	57	129,235
*	Mikron Holding AG	3,174	27,072
	Mobilezone Holding AG	8,882	119,521
	Mobimo Holding AG	1,782	600,563
	OC Oerlikon Corp. AG	54,611	556,033
	Orell Fuessli AG	12	1,224
	Orior AG	1,262	129,610
	Partners Group Holding AG	1,559	2,723,502
	Peach Property Group AG	388	26,274
	Phoenix Mecano AG	139	67,640
	Plazza AG, Class A	201	73,105
	PSP Swiss Property AG	7,189	898,668
*	Rieter Holding AG	852	176,856
#	Schaffner Holding AG	178	55,274
	Schindler Holding AG	1,301	334,001
	Schweiter Technologies AG	283	406,413
*	Sensirion Holding AG	1,611	232,179
	SFS Group AG	4,476	602,893
	SGS SA	486	1,438,812
	SIG Combibloc Group AG	58,478	1,529,357
	Sika AG	8,741	2,961,273
	Softwareone Holding AG	20,021	463,925
	Sonova Holding AG	4,691	1,943,817
	St Galler Kantonalbank AG	803	370,099
	Straumann Holding AG	576	1,199,058
	Sulzer AG	5,190	510,203
	Swatch Group AG	5,238	1,441,731
	Swatch Group AG	9,668	514,330
	Swiss Life Holding AG	3,662	2,008,850
	Swiss Prime Site AG	18,312	1,861,713
	Swiss Re AG	24,930	2,415,106
*	Swiss Steel Holding AG	45,807	17,589
	Swisscom AG	5,450	2,967,658
	Swissquote Group Holding SA	2,715	550,736
	Temenos AG	8,199	1,255,238
	Thurgauer Kantonalbank	103	11,877
*	TX Group AG	707	116,800
*	u-blox Holding AG	1,941	142,047
	UBS Group AG	15,912	289,641
*	UBS Group AG	132,413	2,403,296
	Valiant Holding AG	4,167	412,458
*	Valora Holding AG	1,458	277,471
	Varia U.S. Properties AG	255	11,758
	VAT Group AG	4,536	2,168,347
	Vaudoise Assurances Holding SA	285	143,610
	Vetropack Holding AG	3,434	211,367

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Vifor Pharma AG	9,646	$1,245,547
*	Von Roll Holding AG	5,887	7,837
	Vontobel Holding AG	8,242	763,284
	VP Bank AG, Class A	977	110,011
	VZ Holding AG	3,197	324,553
*	V-ZUG Holding AG	608	85,548
	Walliser Kantonalbank	126	13,912
	Warteck Invest AG	23	60,553
	Ypsomed Holding AG	385	63,743
	Zehnder Group AG	2,871	309,032
	Zug Estates Holding AG, Class B	44	95,134
	Zuger Kantonalbank AG	29	207,882
	Zurich Insurance Group AG	7,115	3,153,514

TOTAL SWITZERLAND			90,550,219

UNITED KINGDOM — (11.3%)
	3i Group PLC	79,744	1,489,221
	4imprint Group PLC	5,275	206,390
	Abrdn Plc	477,928	1,661,323
	Admiral Group PLC	17,663	693,841
	Advanced Medical Solutions Group PLC	15,096	67,325
*	Afren PLC	38,660	0
	AG Barr PLC	16,244	110,165
	Air Partner PLC	9,325	11,047
	Airtel Africa PLC	52,469	78,662
	AJ Bell PLC	24,766	138,816
	Alfa Financial Software Holdings PLC	13,024	34,277
	Alliance Pharma PLC	71,158	100,035
*	Allied Minds PLC	21,013	6,606
	Antofagasta PLC	35,962	701,447
*	AO World PLC	25,350	50,830
	Appreciate Group PLC	20,690	7,474
*	Ascential PLC	33,021	182,338
	Ashmore Group PLC	65,852	304,258
	Ashtead Group PLC	49,049	4,110,803
*	ASOS PLC	12,032	408,496
	Associated British Foods PLC	25,230	617,021
*	Aston Martin Lagonda Global Holdings PLC	11,643	271,773
	Auto Trader Group PLC	145,271	1,204,360
	Avast PLC	94,690	724,656
	AVEVA Group PLC	3,546	172,676
	Aviva PLC	339,860	1,833,856
	Avon Protection PLC	5,053	134,272
	B&M European Value Retail SA	126,922	1,099,617
	Balfour Beatty PLC	108,503	377,222
	Bank of Georgia Group PLC	9,838	204,162
	Barclays PLC, Sponsored ADR	193,255	2,162,523
	Barclays PLC	84,984	234,511
	Barratt Developments PLC	58,354	529,742
*	Beazley PLC	52,056	276,881
	Begbies Traynor Group PLC	10,387	20,574
	Bellway PLC	24,838	1,126,996
	Berkeley Group Holdings PLC	15,631	932,394
*	Biffa PLC	89,535	489,598
	Bloomsbury Publishing PLC	12,754	63,000
	Bodycote PLC	49,305	540,057
*	Boohoo Group PLC	120,777	300,404
	Braemar Shipping Services PLC	6,415	22,023
	Brewin Dolphin Holdings PLC	71,919	370,663

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Britvic PLC	59,394	$721,027
*	BT Group PLC	1,718,045	3,263,992
	Bunzl PLC	19,825	732,734
	Burberry Group PLC	55,113	1,456,585
	Burford Capital Ltd.	21,908	224,667
*	Bytes Technology Group PLC	25,675	187,855
	Cairn Energy PLC	108,255	270,271
*	Capita PLC	77,891	50,556
*	Card Factory PLC	111,232	71,948
	CareTech Holdings PLC	14,656	124,897
*	Carnival PLC	4,034	81,429
	Centamin PLC	286,277	365,753
	Central Asia Metals PLC	10,205	34,206
*	CentralNic Group PLC	10,718	19,818
*	Centrica PLC	1,728,699	1,427,018
	Chesnara PLC	23,799	93,899
#*	Cineworld Group PLC	152,705	127,879
*	Circassia Group PLC	29,532	17,327
	Clarkson PLC	4,236	232,137
	Clipper Logistics PLC	18,671	183,330
	Close Brothers Group PLC	31,400	618,535
	CLS Holdings PLC	26,474	81,004
	CMC Markets PLC	29,295	100,651
	Coats Group PLC	290,877	256,695
	Coca-Cola HBC AG	15,910	551,444
*	Compass Group PLC	17,893	379,696
	Computacenter PLC	24,302	893,477
	ConvaTec Group PLC	180,322	527,663
*	Costain Group PLC	29,107	21,299
*	Countryside Properties PLC	82,568	531,502
	Cranswick PLC	11,544	545,586
	Crest Nicholson Holdings PLC	69,001	336,780
	Croda International PLC	9,548	1,235,774
	Currys PLC	284,910	473,735
*	CVS Group PLC	8,939	304,646
	Daily Mail & General Trust PLC, Class A	20,816	295,446
	DCC PLC	14,588	1,217,228
*	De La Rue PLC	30,988	71,072
	Dechra Pharmaceuticals PLC	1,634	114,232
	Devro PLC	60,589	178,675
*	DFS Furniture PLC	59,849	223,414
*	Dignity PLC	9,279	89,915
	Diploma PLC	16,038	659,116
	Direct Line Insurance Group PLC	222,700	890,110
	DiscoverIE Group PLC	8,879	127,184
	Domino’s Pizza Group PLC	83,305	441,305
	dotdigital group PLC	39,477	129,915
	Drax Group PLC	119,759	870,986
	DS Smith PLC	194,536	1,020,472
	Dunelm Group PLC	23,070	404,495
	DWF Group PLC	14,184	21,975
*	easyJet PLC	52,414	446,783
	EKF Diagnostics Holdings PLC	26,710	29,446
	Electrocomponents PLC	132,697	2,041,621
*	Elementis PLC	89,263	170,171
	EMIS Group PLC	10,532	194,484
	Epwin Group PLC	10,580	16,167
*	Equiniti Group PLC	69,243	169,067
*	Esken Ltd.	63,952	11,806

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Euromoney Institutional Investor PLC	16,204	$231,770
	Experian PLC	66,671	3,056,945
*	FD Technologies PLC	322	9,195
	FDM Group Holdings PLC	17,586	288,952
	Ferguson PLC	13,617	2,048,864
	Fevertree Drinks PLC	9,726	302,642
*	Firstgroup PLC	397,943	547,122
	Forterra PLC	60,604	214,848
	Foxtons Group PLC	38,161	24,575
*	Frasers Group PLC	52,494	462,713
	Fresnillo PLC	24,934	293,437
*	Frontier Developments PLC	1,493	50,303
*	Funding Circle Holdings PLC	20,348	43,667
	Future PLC	6,165	297,408
	Galliford Try Holdings PLC	31,809	87,249
	Games Workshop Group PLC	6,452	852,192
	Gamma Communications PLC	9,651	238,599
	GB Group PLC	4,098	49,820
	Gem Diamonds Ltd.	29,324	21,672
	Genuit Group PLC	41,592	377,390
	Genus PLC	5,003	379,386
*	Go-Ahead Group PLC	16,062	172,989
	Gooch & Housego PLC	583	9,586
	Grafton Group PLC	46,179	848,193
	Grainger PLC	91,891	386,479
*	Greencore Group PLC	90,910	160,740
	Greggs PLC	45,157	1,887,424
*	Gym Group PLC	18,544	65,554
	H&T Group PLC	5,751	21,481
	Halfords Group PLC	56,734	206,749
	Halma PLC	17,575	712,724
*	Harbour Energy PLC	9,540	45,664
	Hargreaves Lansdown PLC	22,581	475,171
	Harworth Group PLC	13,284	30,804
	Hays PLC	227,601	515,801
	Headlam Group PLC	14,231	88,526
	Helical PLC	31,554	198,884
*	Helios Towers PLC	54,552	115,314
	Henry Boot PLC	10,432	40,038
	Hill & Smith Holdings PLC	18,338	460,219
	Hilton Food Group PLC	13,473	215,484
	Hiscox Ltd.	39,150	445,423
	Hochschild Mining PLC	81,816	159,496
*	Hollywood Bowl Group PLC	25,460	82,843
	HomeServe PLC	81,529	952,385
*	Hostelworld Group PLC	14,765	14,555
	Howden Joinery Group PLC	164,290	2,068,122
	HSBC Holdings PLC, Sponsored ADR	160,754	4,833,873
	Hunting PLC	41,131	95,191
*	Hyve Group PLC	40,610	60,420
	Ibstock PLC	81,101	221,502
	IDOX PLC	36,520	35,810
	IG Group Holdings PLC	82,150	891,383
	IMI PLC	92,056	2,055,787
	Impax Asset Management Group PLC	6,942	104,226
	Inchcape PLC	133,755	1,509,637
*	Indivior PLC	210,297	701,872
*	Informa PLC	84,310	599,778
	IntegraFin Holdings PLC	30,017	234,805

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	InterContinental Hotels Group PLC, ADR	6,252	$443,066
*	InterContinental Hotels Group PLC	4,909	343,859
	Intermediate Capital Group PLC	28,697	860,775
	International Personal Finance PLC	63,650	110,858
	Intertek Group PLC	12,670	848,483
	Investec PLC	185,265	839,059
	iomart Group PLC	2,354	4,715
	IP Group PLC	217,849	359,520
*	ITV PLC	652,915	960,959
*	IWG PLC	224,713	953,093
	J Sainsbury PLC	269,601	1,104,248
*	James Fisher & Sons PLC	11,386	63,907
	James Halstead PLC	5,974	45,401
	JD Sports Fashion PLC	75,192	1,120,728
*	JET2 PLC	4,944	82,289
*	John Menzies PLC	17,436	71,073
*	John Wood Group PLC	183,128	534,008
	Johnson Matthey PLC	33,691	1,259,215
*	Johnson Service Group PLC	59,650	108,556
	JTC PLC	9,073	96,173
	Jupiter Fund Management PLC	132,445	453,632
*	Just Eat Takeaway.com NV	5,495	393,892
*	Just Group PLC	281,946	352,772
	Kainos Group PLC	16,437	445,401
	Keller Group PLC	20,981	264,206
	Keywords Studios PLC	4,079	157,704
*	Kier Group PLC	44,394	64,719
*	Kin & Carta PLC	20,775	75,932
	Kingfisher PLC	296,310	1,359,942
*	Lamprell PLC	41,997	23,602
	Lancashire Holdings Ltd.	52,020	359,050
	Legal & General Group PLC	439,136	1,731,857
*	Liberty Global PLC, Class A	3,806	109,383
*	Liberty Global PLC, Class C	9,330	269,077
	Liontrust Asset Management PLC	3,835	114,328
	Lloyds Banking Group PLC	3,112,345	2,130,029
	Lloyds Banking Group PLC, ADR	153,413	417,283
	London Stock Exchange Group PLC	7,332	713,751
*	Lookers PLC	75,313	65,803
	LSL Property Services PLC	22,137	133,526
	Luceco PLC	15,422	80,107
	M&G PLC	552,464	1,509,387
	Macfarlane Group PLC	15,064	26,975
	Man Group PLC	363,786	1,155,463
*	Marks & Spencer Group PLC	447,197	1,124,139
	Marshalls PLC	59,754	578,765
*	McBride PLC	51,771	49,499
	Mears Group PLC	28,866	78,277
	Medica Group PLC	4,556	10,250
*	Meggitt PLC	123,965	1,272,725
	Melrose Industries PLC	551,468	1,189,817
	Micro Focus International PLC, Sponsored ADR	27,103	133,076
	Micro Focus International PLC	49,515	242,645
	Midwich Group PLC	5,324	48,389
	MJ Gleeson PLC	4,800	50,143
	Mondi PLC	57,603	1,438,563
	Moneysupermarket.com Group PLC	115,739	336,018
	Morgan Advanced Materials PLC	106,612	504,003
	Morgan Sindall Group PLC	10,265	318,024

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Morses Club PLC	11,128	$9,367
	Mortgage Advice Bureau Holdings Ltd.	2,995	54,650
*	Motorpoint group PLC	10,323	50,616
	MP Evans Group PLC	1,424	16,880
*	N Brown Group PLC	54,752	32,451
*	National Express Group PLC	162,124	507,326
	National Grid PLC	6,755	86,489
	National Grid PLC, Sponsored ADR	15,459	990,613
	Natwest Group PLC	200,632	604,940
	Natwest Group PLC, Sponsored ADR	66,587	402,851
	NCC Group PLC	12,542	42,638
	Next Fifteen Communications Group PLC	9,984	168,254
	Next PLC	10,478	1,141,991
	Ninety One PLC	84,373	299,577
	Norcros PLC	20,097	91,462
	Numis Corp. PLC	16,969	78,097
*	Ocado Group PLC	1,598	39,440
*	On the Beach Group PLC	23,702	96,736
	OSB Group PLC	60,451	416,991
	Oxford Instruments PLC	16,863	530,569
	Pagegroup PLC	116,744	1,059,306
*	Pantheon Resources PLC	13,595	14,438
	Paragon Banking Group PLC	73,269	549,266
*	Parkmead Group PLC	14,605	9,224
	PayPoint PLC	14,868	140,296
	Pearson PLC	91,863	755,906
	Pearson PLC, Sponsored ADR	33,717	279,177
*	Pendragon PLC	410,508	103,263
	Pennon Group PLC	33,647	536,683
	Persimmon PLC	34,544	1,287,051
#*	Petrofac Ltd.	37,629	66,645
	Petrofac Ltd.	9,407	1,867
#*	Petropavlovsk PLC	646,808	209,577
	Pets at Home Group PLC	102,745	678,008
	Phoenix Group Holdings PLC	92,587	831,295
*	Photo-Me International PLC	91,911	83,083
	Plus500 Ltd.	20,999	378,046
	Polar Capital Holdings PLC	13,522	153,649
	Porvair PLC	6,060	57,115
*	PPHE Hotel Group Ltd.	483	9,214
	Premier Foods PLC	291,640	437,733
*	Provident Financial PLC	51,481	260,080
	Prudential PLC, ADR	31,292	1,292,360
*	PureTech Health PLC	3,742	18,039
	PZ Cussons PLC	40,997	120,444
	Quilter PLC	268,422	571,505
	Rathbone Brothers PLC	8,738	234,933
*	Raven Property Group Ltd.	38,246	18,478
	Reach PLC	84,124	364,835
	Redde Northgate PLC	78,175	425,276
	Redrow PLC	68,030	598,983
	RELX PLC, Sponsored ADR	41,074	1,281,087
	RELX PLC	22,194	688,457
	Renew Holdings PLC	935	9,752
*	Renewi PLC	22,215	214,780
	Renishaw PLC	2,410	165,829
	Rentokil Initial PLC	265,302	2,135,401
	Rhi Magnesita NV	3,146	146,371
	RHI Magnesita NV	7,255	333,407

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Ricardo PLC	7,238	$41,658
	Rightmove PLC	147,870	1,397,751
	Rio Tinto PLC	45,678	2,848,090
	Rio Tinto PLC, Sponsored ADR	64,997	4,112,360
	Robert Walters PLC	12,249	142,552
*	Rolls-Royce Holdings PLC	541,350	977,050
	Rotork PLC	125,868	608,459
	Royal Mail PLC	226,241	1,304,239
	RPS Group PLC	75,774	130,821
	RWS Holdings PLC	17,169	145,823
	S&U PLC	377	14,957
	Sabre Insurance Group PLC	10,955	29,344
*	Saga PLC	26,877	114,377
	Sage Group PLC	64,278	625,137
	Savills PLC	38,477	748,343
	Schroders PLC	10,553	522,730
	Schroders PLC	3,910	132,152
	ScS Group PLC	2,043	7,167
*	Senior PLC	97,428	213,913
	Severfield PLC	56,602	55,493
	Severn Trent PLC	23,750	889,491
*	SIG PLC	149,857	106,433
	Sirius Real Estate Ltd.	128,810	237,938
	Smart Metering Systems PLC	14,147	157,758
	Smith & Nephew PLC, Sponsored ADR	10,220	355,145
	Smith & Nephew PLC	31,617	546,028
	Smiths Group PLC	31,013	575,851
	Smiths News PLC	21,046	10,951
	Softcat PLC	23,174	615,905
*	SolGold PLC	53,128	20,140
	Spectris PLC	10,018	515,447
	Speedy Hire PLC	139,589	121,665
	Spirax-Sarco Engineering PLC	7,791	1,663,140
	Spirent Communications PLC	88,805	348,703
	SSE PLC	103,953	2,340,979
*	SSP Group PLC	78,055	274,996
	St. James’s Place PLC	58,499	1,263,744
*	Stagecoach Group PLC	106,849	116,545
	Standard Chartered PLC	214,967	1,453,822
	SThree PLC	31,635	254,951
	Stolt-Nielsen Ltd.	7,288	112,406
	Strix Group PLC	8,484	33,861
*	Studio Retail Group PLC	18,658	65,938
	STV Group PLC	5,073	23,963
*	Superdry PLC	9,884	39,155
	Synthomer PLC	68,297	473,335
	Tate & Lyle PLC	126,718	1,122,820
	Tatton Asset Management PLC	2,837	21,163
	Taylor Wimpey PLC	238,854	505,370
	TBC Bank Group PLC	4,387	94,111
*	Ted Baker PLC	28,817	53,203
	Telecom Plus PLC	12,609	215,336
	Tesco PLC	428,627	1,582,606
	TI Fluid Systems PLC, Class B	38,893	140,921
*	Topps Tiles PLC	62,658	53,799
	TP ICAP Group PLC	124,217	263,791
	Travis Perkins PLC	55,974	1,183,348
	Treatt PLC	969	14,674
*	Tremor International Ltd.	1,896	17,649

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	TT Electronics PLC	30,164	$105,147
#*	TUI AG	15,362	51,444
	Tyman PLC	24,959	127,443
*	U & I Group PLC	32,804	38,632
*	ULS Technology PLC	9,667	9,826
	Unilever PLC, Sponsored ADR	116,114	6,221,388
	Unilever PLC	3,266	174,868
	Unilever PLC	14,403	771,044
	United Utilities Group PLC	53,005	753,367
	UP Global Sourcing Holdings PLC	3,864	8,719
*	Vertu Motors PLC	95,932	80,517
	Vesuvius PLC	51,019	328,958
	Victrex PLC	10,220	319,585
*	Virgin Money UK PLC	328,136	911,662
	Vistry Group PLC	59,582	997,743
	Vitec Group PLC	6,546	128,628
	Vivo Energy PLC	103,420	149,587
	Vodafone Group PLC	3,029,560	4,465,120
	Vodafone Group PLC, Sponsored ADR	5,740	85,813
	Volex PLC	8,917	54,820
	Volution Group PLC	9,901	66,773
	Vp PLC	2,866	39,443
*	Watches of Switzerland Group PLC	19,912	309,187
	Watkin Jones PLC	46,661	153,933
	Weir Group PLC	37,524	890,098
*	WH Smith PLC	21,645	463,341
*	Whitbread PLC	12,042	538,732
	Wickes Group PLC	62,720	184,573
	Wilmington PLC	1,608	5,276
	Wincanton PLC	25,990	134,935
*	Wizz Air Holdings PLC	728	46,041
	WPP PLC	128,235	1,853,608
*	Xaar PLC	15,586	36,781
	XP Power Ltd.	1,423	102,193
	Zotefoams PLC	1,696	8,379

TOTAL UNITED KINGDOM			186,908,953

UNITED STATES — (0.0%)
#*	Arko Corp.	4,919	47,010
*	Jackson Financial, Inc., Class A	1,563	42,310
	Ovintiv, Inc.	5,657	212,244

TOTAL UNITED STATES			301,564

TOTAL COMMON STOCKS			1,579,461,395

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	7,115	606,495
	Biotest AG	1,499	72,527
	Draegerwerk AG & Co. KGaA	2,600	204,852
	FUCHS PETROLUB SE	13,460	645,552
	Henkel AG & Co. KGaA	4,674	418,732
	Jungheinrich AG	18,575	941,985
	Porsche Automobil Holding SE	12,686	1,320,313
	Sixt SE	4,468	442,686
	STO SE & Co. KGaA	686	154,403

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Volkswagen AG	20,402	$4,578,850

TOTAL GERMANY		9,386,395

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Decmil Group Ltd. Warrants 09/15/22	295	0

AUSTRIA — (0.0%)
* CA Immobilien Anlagen AG Rights Exp 07/26/21	10,722	0
* Porr AG Rights 11/03/21	3,374	550

TOTAL AUSTRIA		550

CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	5,111	38,324

HONG KONG — (0.0%)
* APAC Resources Ltd. Warrants 10/06/22	4,000	41

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/30	1,055	0

NEW ZEALAND — (0.0%)
* Arvida Group Ltd. Rights 11/08/21	20,892	2,246

PORTUGAL — (0.0%)
* Ibersol SGPS SA Rights 11/12/21	1,519	527

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants 04/16/23	155,491	0

TOTAL RIGHTS/WARRANTS		41,688

TOTAL INVESTMENT SECURITIES
(Cost $1,217,633,472)		1,588,889,478

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	6,064,913	70,171,042

TOTAL INVESTMENTS — (100.0%)
(Cost $1,287,796,761)		$1,659,060,520

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$96,653,285	$33	$96,653,318
Austria	—	10,794,389	—	10,794,389
Belgium	$281,427	17,742,157	—	18,023,584
Canada	169,038,790	343,849	—	169,382,639
China	—	107,556	—	107,556
Denmark	—	26,842,853	—	26,842,853
Finland	508,263	31,976,560	—	32,484,823
France	—	131,036,422	1,265	131,037,687

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	$3,015,862	$107,223,145	—	$110,239,007
Hong Kong	—	39,371,869	$21,789	39,393,658
Ireland	5,598,194	10,922,883	—	16,521,077
Israel	718,573	15,260,859	—	15,979,432
Italy	814,901	45,603,563	—	46,418,464
Japan	692,715	367,086,878	—	367,779,593
Netherlands	16,105,722	56,082,378	—	72,188,100
New Zealand	—	8,558,037	—	8,558,037
Norway	—	12,671,277	—	12,671,277
Portugal	—	4,058,163	—	4,058,163
Singapore	218,364	14,119,368	27,231	14,364,963
Spain	26,638	40,446,793	—	40,473,431
Sweden	80,246	67,648,362	—	67,728,608
Switzerland	7,740,543	82,809,676	—	90,550,219
United Kingdom	23,389,075	163,519,878	—	186,908,953
United States	254,554	47,010	—	301,564
Preferred Stocks
Germany	—	9,386,395	—	9,386,395
Rights/Warrants
Austria	—	550	—	550
Canada	—	38,324	—	38,324
Hong Kong	—	41	—	41
New Zealand	—	2,246	—	2,246
Portugal	—	527	—	527
Securities Lending Collateral	—	70,171,042	—	70,171,042

TOTAL	$228,483,867	$1,430,526,335	$50,318^	$1,659,060,520

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (2.5%)
	AES Brasil Energia SA	103,259	$199,427
	Aliansce Sonae Shopping Centers SA	45,800	155,648
*	Alliar Medicos A Frente SA	18,837	49,397
	Alupar Investimento SA	63,339	266,428
*	Americanas SA	49,686	261,468
*	Anima Holding SA	105,123	122,933
	Arezzo Industria e Comercio SA	7,500	98,205
	Atacadao SA	114,197	336,695
#*	Azul SA, ADR	21,123	279,457
	B3 SA - Brasil Bolsa Balcao	902,893	1,905,357
	Banco Bradesco SA, ADR	457,583	1,601,540
	Banco Bradesco SA	241,784	728,291
	Banco BTG Pactual SA	110,164	440,164
	Banco do Brasil SA	131,074	661,896
	Banco Inter SA	31,038	63,684
	Banco Santander Brasil SA	71,620	436,537
	BB Seguridade Participacoes SA	117,695	460,662
*	BK Brasil Operacao e Assessoria a Restaurantes SA	25,300	30,797
*	BR Malls Participacoes SA	272,837	346,618
	BR Properties SA	51,200	65,408
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	32,170	143,984
*	Braskem SA, Sponsored ADR	31,186	604,073
*	BRF SA	279,151	1,148,991
*	C&A Modas Ltda	26,264	28,201
	Camil Alimentos SA	40,653	69,726
	CCR SA	397,361	804,748
	Centrais Eletricas Brasileiras SA	52,782	316,385
	Cia Brasileira de Distribuicao	73,733	333,535
	Cia de Locacao das Americas	131,121	458,382
	Cia de Saneamento Basico do Estado de Sao Paulo	67,036	418,099
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	94,621
	Cia de Saneamento de Minas Gerais-COPASA	67,860	163,644
	Cia de Saneamento do Parana	90,109	291,380
	Cia de Saneamento do Parana	54,200	34,380
	Cia Energetica de Minas Gerais	49,460	145,652
	Cia Paranaense de Energia	56,900	54,240
	Cia Paranaense de Energia	14,600	75,538
#	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	924,169
	Cielo SA	500,277	194,126
*	Cogna Educacao	510,855	224,480
	Construtora Tenda SA	27,523	83,196
	Cosan SA	93,034	326,224
	CPFL Energia SA	25,800	120,273
	CSU Cardsystem SA	16,800	50,426
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	126,231	315,141
	Dexco SA	130,352	358,227
	Dimed SA Distribuidora da Medicamentos	5,500	12,659
	Direcional Engenharia SA	35,296	59,663
*	EcoRodovias Infraestrutura e Logistica SA	99,787	144,806
	EDP - Energias do Brasil SA	97,712	339,338
*	Embraer SA	19,400	75,382
*	Embraer SA, Sponsored ADR	69,535	1,079,879
	Energisa SA	67,855	476,348
	Engie Brasil Energia SA	46,911	323,418
	Equatorial Energia SA	263,854	1,069,666
*	Eternit SA	7,200	17,031
	Even Construtora e Incorporadora SA	50,000	55,105

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	22,900	$74,050
	Fleury SA	68,960	230,078
	Fras-Le SA	11,400	28,703
*	Gafisa SA	90,313	32,164
#	Gerdau SA, Sponsored ADR	152,297	720,365
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	17,905	13,832
#*	Gol Linhas Aereas Inteligentes SA, ADR	21,034	115,059
	Grendene SA	67,936	103,280
*	GRUPO DE MODA SOMA SA	53,141	123,536
	Guararapes Confeccoes SA	48,436	93,975
	Helbor Empreendimentos SA	39,936	33,824
	Iguatemi Empresa de Shopping Centers SA	22,300	118,300
	Industrias Romi SA	17,616	50,971
	Instituto Hermes Pardini SA	18,968	73,804
*	International Meal Co. Alimentacao SA, Class A	88,416	44,022
*	Iochpe-Maxion SA	53,800	159,957
*	IRB Brasil Resseguros SA	277,924	230,955
	Itau Unibanco Holding SA	52,262	194,739
	JBS SA	235,549	1,629,786
	JHSF Participacoes SA	113,941	100,742
	JSL SA	9,924	12,696
	Kepler Weber SA	6,872	43,018
*	Klabin SA	263,419	1,070,703
	Light SA	120,700	207,019
	Localiza Rent a Car SA	104,338	837,470
	LOG Commercial Properties e Participacoes SA	15,776	65,493
*	Log-in Logistica Intermodal SA	25,395	95,392
	Lojas Americanas SA	39,751	34,723
	Lojas Renner SA	169,000	965,107
	M Dias Branco SA	25,598	140,377
	Magazine Luiza SA	214,835	411,490
	Mahle-Metal Leve SA	10,837	65,439
	Marcopolo SA	67,500	27,867
	Marfrig Global Foods SA	120,500	565,798
*	Marisa Lojas SA	55,309	40,278
	Mills Estruturas e Servicos de Engenharia SA	57,511	51,256
	Minerva SA	90,200	155,666
	Movida Participacoes SA	27,751	73,019
	MRV Engenharia e Participacoes SA	111,741	200,959
	Multiplan Empreendimentos Imobiliarios SA	75,000	246,111
*	Natura & Co. Holding SA	102,339	705,374
	Neoenergia SA	49,849	136,904
	Odontoprev SA	95,732	227,465
*	Omega Geracao SA	29,540	171,311
	Porto Seguro SA	100,182	414,304
	Portobello SA	21,400	36,249
	Positivo Tecnologia SA	28,500	42,570
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	14,462
	Qualicorp Consultoria e Corretora de Seguros SA	80,181	243,080
	Raia Drogasil SA	191,305	788,093
*	Rumo SA	248,120	702,972
	Sao Carlos Empreendimentos e Participacoes SA	8,500	55,725
	Sao Martinho SA	93,342	633,438
	Sendas Distribuidora SA	204,305	553,496
Ω	Ser Educacional SA	18,385	34,009
	SIMPAR SA	113,200	205,588
	SLC Agricola SA	38,263	295,459
*	Springs Global Participacoes SA	4,100	4,962
	Sul America SA	149,238	686,721

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Suzano SA	142,054	$1,239,115
#*	Suzano SA, Sponsored ADR	597	5,234
	SYN prop e tech SA	11,500	25,898
	Tegma Gestao Logistica SA	8,588	23,297
	Telefonica Brasil SA	70,769	570,787
	Telefonica Brasil SA, ADR	19,463	156,288
*	Terra Santa Propriedades Agricolas SA	6,315	24,359
	TIM SA	264,544	525,919
	TOTVS SA	95,358	553,515
	Transmissora Alianca de Energia Eletrica SA	118,153	767,477
	Trisul SA	36,300	37,626
	Tupy SA	35,800	132,510
	Ultrapar Participacoes SA	163,649	378,401
	Ultrapar Participacoes SA, Sponsored ADR	43,722	101,872
	Unipar Carbocloro SA	8,833	126,380
	Usinas Siderurgicas de Minas Gerais SA Usiminas	38,600	88,091
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,992	36,678
*	Via S/A	150,184	163,654
	Vibra Energia SA	151,894	564,644
*	Vulcabras Azaleia SA	46,309	71,632
	WEG SA	208,706	1,368,249
	Wiz Solucoes e Corretagem de Seguros SA	25,000	42,746
*	XP, Inc.	16,221	531,716
	YDUQS Participacoes SA	100,936	373,069

TOTAL BRAZIL			43,289,110

CHILE — (0.4%)
	Aguas Andinas SA, Class A	905,121	172,600
	Banco de Chile, ADR	25,590	442,200
	Banco de Credito e Inversiones SA	7,774	261,864
	Banco Santander Chile, ADR	22,077	391,204
	Besalco SA	205,938	54,428
*	Camanchaca SA	88,516	3,751
	CAP SA	30,941	306,413
	Cencosud SA	417,049	609,969
	Cencosud Shopping SA	103,877	100,501
	Cia Sud Americana de Vapores SA	5,772,563	375,171
	Embotelladora Andina SA, ADR, Class B	12,656	155,289
	Empresa Nacional de Telecomunicaciones SA	75,676	259,562
	Empresas CMPC SA	147,919	272,936
*	Empresas Hites SA	72,367	12,393
	Enel Americas SA, ADR	106,327	601,808
	Enel Americas SA	1,668,211	189,834
#	Enel Chile SA, ADR	126,905	275,383
	Falabella SA	80,880	223,612
	Forus SA	32,824	43,769
	Grupo Security SA	417,912	63,244
	Hortifrut SA	65,185	69,301
	Inversiones Aguas Metropolitanas SA	269,993	127,856
	Inversiones La Construccion SA	12,479	45,359
*	Itau CorpBanca Chile SA	46,546,641	103,360
*	Itau CorpBanca Chile SA, ADR	4,431	15,287
	Molibdenos y Metales SA	3,068	13,575
*	Multiexport Foods SA	263,064	82,788
*	Parque Arauco SA	159,932	157,825
	PAZ Corp. SA	103,525	36,393
	Plaza SA	56,599	56,490
*	Ripley Corp. SA	387,401	65,481

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Salfacorp SA	151,797	$51,320
	Sigdo Koppers SA	166,984	157,144
	SMU SA	659,578	65,711
	Sociedad Matriz SAAM SA	2,661,545	166,259
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	13,484	740,137
	Socovesa SA	166,772	21,841
	SONDA SA	242,411	81,964

TOTAL CHILE			6,874,022

CHINA — (31.1%)
*	21Vianet Group, Inc., ADR	33,619	527,146
*	360 DigiTech, Inc., ADR	13,970	285,128
*	360 Security Technology, Inc., Class A	59,900	112,685
*	361 Degrees International Ltd.	365,000	177,061
#*Ω	3SBio, Inc.	568,000	519,285
*	51job, Inc., ADR	8,245	491,072
	5I5J Holding Group Co. Ltd., Class A	66,300	30,870
	AAC Technologies Holdings, Inc.	354,000	1,530,064
Ω	AAG Energy Holdings Ltd.	331,860	74,291
	Accelink Technologies Co. Ltd., Class A	18,800	63,690
	Addsino Co. Ltd., Class A	18,900	45,388
	Advanced Technology & Materials Co. Ltd., Class A	41,100	54,690
	AECC Aero-Engine Control Co. Ltd., Class A	13,000	54,226
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	26,500	34,795
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,503	6,177
	Agile Group Holdings Ltd.	760,749	596,384
	Agricultural Bank of China Ltd., Class H	7,916,000	2,689,914
	Aier Eye Hospital Group Co. Ltd., Class A	62,466	472,415
*	Air China Ltd., Class H	392,000	275,781
	Aisino Corp., Class A	32,500	58,178
	Ajisen China Holdings Ltd.	284,000	48,523
Ω	Ak Medical Holdings Ltd.	140,000	145,212
*	Alibaba Group Holding Ltd., Sponsored ADR	175,235	28,903,261
*	Alibaba Group Holding Ltd.	664,500	13,663,886
#*	Alibaba Health Information Technology Ltd.	346,000	433,257
#*	Alibaba Pictures Group Ltd.	5,090,000	540,728
Ω	A-Living Smart City Services Co. Ltd.	252,250	837,338
	All Winner Technology Co. Ltd., Class A	5,200	51,585
*	Alpha Group, Class A	45,000	35,454
	Amoy Diagnostics Co. Ltd., Class A	3,800	48,011
	Angang Steel Co. Ltd., Class H	589,200	316,712
	Anhui Anke Biotechnology Group Co. Ltd., Class A	20,160	38,619
	Anhui Construction Engineering Group Co. Ltd., Class A	108,700	65,784
	Anhui Expressway Co. Ltd., Class H	148,000	87,746
	Anhui Guangxin Agrochemical Co. Ltd., Class A	13,800	76,189
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	55,160	44,830
	Anhui Jinhe Industrial Co. Ltd., Class A	15,005	112,625
	Anhui Korrun Co. Ltd., Class A	2,400	8,325
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,400	16,318
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	38,500	62,657
	Anhui Xinhua Media Co. Ltd., Class A	27,300	20,087
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	40,900	109,871
	ANTA Sports Products Ltd.	226,000	3,501,581
*	Anton Oilfield Services Group	1,034,000	70,224
	Aoshikang Technology Co. Ltd., Class A	2,400	26,753
*††	Aowei Holdings Ltd.	78,000	3,985
	Aoyuan Healthy Life Group Co. Ltd.	21,000	9,769
	Apeloa Pharmaceutical Co. Ltd., Class A	23,700	128,642
	APT Satellite Holdings Ltd.	146,000	43,216

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	Ascletis Pharma, Inc.	73,000	$25,374
Ω	AsiaInfo Technologies Ltd.	100,400	165,418
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,700	167,906
	Ausnutria Dairy Corp. Ltd.	259,000	324,001
*	Austar Lifesciences Ltd.	8,000	17,540
	Autobio Diagnostics Co. Ltd., Class A	9,010	77,106
	Avary Holding Shenzhen Co. Ltd., Class A	21,400	117,072
	AVIC Electromechanical Systems Co. Ltd., Class A	26,800	63,586
	AVIC Industry-Finance Holdings Co. Ltd., Class A	79,700	48,491
	AviChina Industry & Technology Co. Ltd., Class H	1,041,000	662,335
	AVICOPTER PLC, Class A	6,300	61,927
Ω	BAIC Motor Corp. Ltd., Class H	875,500	290,009
*	Baidu, Inc., Sponsored ADR	37,349	6,059,502
*	Baidu, Inc., Class A	19,800	404,596
Ω	BAIOO Family Interactive Ltd.	356,000	28,645
	Bank of Beijing Co. Ltd., Class A	192,100	132,961
	Bank of Changsha Co. Ltd., Class A	54,996	69,129
	Bank of Chengdu Co. Ltd., Class A	67,800	135,228
	Bank of China Ltd., Class H	17,361,356	6,144,211
	Bank of Chongqing Co. Ltd., Class H	329,000	184,790
	Bank of Communications Co. Ltd., Class H	1,926,580	1,146,089
	Bank of Guiyang Co. Ltd., Class A	33,817	35,677
	Bank of Hangzhou Co. Ltd., Class A	56,200	125,354
	Bank of Jiangsu Co. Ltd., Class A	190,320	187,025
	Bank of Nanjing Co. Ltd., Class A	176,400	267,376
	Bank of Ningbo Co. Ltd., Class A	90,326	538,488
	Bank of Shanghai Co. Ltd., Class A	131,000	149,256
*	Bank of Tianjin Co. Ltd., Class H	45,000	18,510
*Ω	Bank of Zhengzhou Co. Ltd., Class H	78,100	18,532
	Baoshan Iron & Steel Co. Ltd., Class A	278,400	309,868
	Baosheng Science & Technology Innovation Co. Ltd., Class A	31,000	23,495
*	Baoye Group Co. Ltd., Class H	98,000	47,928
#*	Baozun, Inc., Sponsored ADR	15,148	262,060
	Befar Group Co. Ltd., Class A	29,100	38,184
	Beibuwan Port Co. Ltd., Class A	28,100	32,721
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	19,000	34,601
	Beijing Capital Development Co. Ltd., Class A	84,000	64,528
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	189,410	99,523
*	Beijing Capital International Airport Co. Ltd., Class H	760,000	494,201
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	29,500	69,161
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,388	78,298
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	95,514
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	13,160	59,534
*	Beijing Energy International Holding Co. Ltd.	1,888,000	71,335
	Beijing Enlight Media Co. Ltd., Class A	34,300	50,187
*	Beijing Enterprises Clean Energy Group Ltd.	5,400,000	72,586
	Beijing Enterprises Water Group Ltd.	2,506,000	957,879
*	Beijing Forever Technology Co. Ltd., Class A	12,200	21,919
*††	Beijing Gas Blue Sky Holdings Ltd.	2,280,000	12,747
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	23,530	59,705
*	Beijing Health Holdings Ltd.	936,000	11,796
*	Beijing Jetsen Technology Co. Ltd., Class A	141,900	90,907
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	22,700	16,665
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	17,921
	Beijing New Building Materials PLC, Class A	23,254	102,472
	Beijing North Star Co. Ltd., Class H	420,000	67,390
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	39,966
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	53,900	74,254

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	$181,354
	Beijing Originwater Technology Co. Ltd., Class A	52,600	57,251
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	66,700	63,482
	Beijing Shiji Information Technology Co. Ltd., Class A	11,340	41,972
*	Beijing Shougang Co. Ltd., Class A	60,600	54,500
	Beijing Sinnet Technology Co. Ltd., Class A	35,600	73,483
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,600	35,653
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	48,892
	Beijing SuperMap Software Co. Ltd., Class A	12,757	46,201
	Beijing Thunisoft Corp. Ltd., Class A	23,000	38,497
	Beijing Tiantan Biological Products Corp. Ltd., Class A	16,920	76,371
	Beijing Tongtech Co. Ltd., Class A	2,200	9,922
*	Beijing Ultrapower Software Co. Ltd., Class A	66,900	59,056
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	8,800	8,273
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	33,265
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	1,900	48,235
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	29,600	51,782
#	Best Pacific International Holdings Ltd.	134,000	40,941
#*	BEST, Inc.	74,155	119,390
	Bestsun Energy Co. Ltd., Class A	40,000	30,525
	Betta Pharmaceuticals Co. Ltd., Class A	2,700	33,390
	Better Life Commercial Chain Share Co. Ltd., Class A	30,900	32,473
	Biem.L.Fdlkk Garment Co. Ltd., Class A	16,200	62,272
	BII Railway Transportation Technology Holdings Co. Ltd.	272,000	20,207
*	Bilibili, Inc., Class Z	12,180	892,500
	Black Peony Group Co. Ltd., Class A	11,700	12,989
	Blue Sail Medical Co. Ltd., Class A	28,200	63,730
*	Bluedon Information Security Technology Co. Ltd., Class A	22,600	11,745
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	85,900	67,179
	BOC International China Co. Ltd., Class A	17,500	36,309
*	Bohai Leasing Co. Ltd., Class A	197,100	80,965
	Bosideng International Holdings Ltd.	1,540,000	1,193,274
*	Boyaa Interactive International Ltd.	202,000	13,465
	Bright Dairy & Food Co. Ltd., Class A	30,569	66,552
	Bright Real Estate Group Co. Ltd., Class A	53,200	18,117
*††	Brilliance China Automotive Holdings Ltd.	1,238,000	409,778
	B-Soft Co. Ltd., Class A	31,200	38,948
*	BTG Hotels Group Co. Ltd., Class A	17,400	66,487
	BYD Co. Ltd., Class H	117,000	4,474,967
	By-health Co. Ltd., Class A	11,000	43,788
	C C Land Holdings Ltd.	726,187	162,746
#	C&D International Investment Group Ltd.	131,891	245,490
*	C&D Property Management Group Co. Ltd.	121,000	68,445
	C&S Paper Co. Ltd., Class A	28,000	74,502
#*	CA Cultural Technology Group Ltd.	208,000	16,307
	Cabbeen Fashion Ltd.	119,000	48,782
	Caitong Securities Co. Ltd., Class A	47,300	75,802
	Camel Group Co. Ltd., Class A	34,500	70,559
	Canny Elevator Co. Ltd., Class A	25,500	29,071
*Ω	CanSino Biologics, Inc., Class H	6,200	158,563
*	Capital Environment Holdings Ltd.	1,962,000	45,907
	Carrianna Group Holdings Co. Ltd.	248,000	21,968
	CCS Supply Chain Management Co. Ltd., Class A	11,513	9,762
*††	CECEP COSTIN New Materials Group Ltd.	186,000	2,689
	CECEP Solar Energy Co. Ltd., Class A	81,800	142,590
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	49,200	21,150
	CECEP Wind-Power Corp., Class A	115,300	132,905
	Central China Management Co. Ltd.	432,194	66,673
	Central China Real Estate Ltd.	432,194	64,971

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Central China Securities Co. Ltd., Class H	387,000	$71,003
	CETC Digital Technology Co. Ltd., Class A	5,000	26,167
	CGN Nuclear Technology Development Co. Ltd., Class A	15,300	21,314
Ω	CGN Power Co. Ltd., Class H	1,780,000	479,172
	Chacha Food Co. Ltd., Class A	12,500	111,339
	Changchun Faway Automobile Components Co. Ltd., Class A	14,600	23,934
	Changjiang Securities Co. Ltd., Class A	86,600	97,949
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	7,900	14,615
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	110,762
	Chanjet Information Technology Co. Ltd., Class H	10,500	13,502
	Chaowei Power Holdings Ltd.	282,000	83,085
	Chaozhou Three-Circle Group Co. Ltd., Class A	17,300	108,207
*	Cheetah Mobile, Inc., ADR	18,932	31,806
	ChemPartner PharmaTech Co. Ltd., Class A	12,100	27,612
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	38,248
	Chengdu Hongqi Chain Co. Ltd., Class A	33,900	26,892
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	9,550
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	17,288	49,361
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	56,722
	Chengtun Mining Group Co. Ltd., Class A	15,400	24,613
*	Chiho Environmental Group Ltd.	70,000	9,770
	China Aerospace International Holdings Ltd.	784,000	58,406
#	China Aircraft Leasing Group Holdings Ltd.	136,500	94,424
	China Aoyuan Group Ltd.	642,000	253,552
	China Baoan Group Co. Ltd., Class A	36,200	118,742
	China Bester Group Telecom Co. Ltd., Class A	4,800	10,477
	China BlueChemical Ltd., Class H	615,143	205,692
	China Building Material Test & Certification Group Co. Ltd., Class A	10,640	30,861
*	China CAMC Engineering Co. Ltd., Class A	31,300	31,598
	China Chengtong Development Group Ltd.	1,142,000	26,124
	China CITIC Bank Corp. Ltd., Class H	1,965,000	861,946
††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	122,421
	China Communications Services Corp. Ltd., Class H	964,800	533,360
	China Conch Venture Holdings Ltd.	483,500	2,349,494
	China Construction Bank Corp., Class H	28,737,990	19,558,521
	China CSSC Holdings Ltd., Class A	26,200	92,062
*	China CYTS Tours Holding Co. Ltd., Class A	24,900	38,889
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	291,922
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	252,000	35,841
#*	China Dili Group	828,585	203,374
	China Dongxiang Group Co. Ltd.	1,381,000	145,078
Ω	China East Education Holdings Ltd.	9,500	9,013
*	China Eastern Airlines Corp. Ltd., ADR	4,656	90,000
*	China Eastern Airlines Corp. Ltd., Class H	514,000	201,670
	China Education Group Holdings Ltd.	216,000	369,217
*	China Electronics Huada Technology Co. Ltd.	270,000	27,339
#	China Electronics Optics Valley Union Holding Co. Ltd.	572,000	31,847
#	China Energy Engineering Corp. Ltd., Class H	676,000	99,667
	China Everbright Bank Co. Ltd., Class H	1,022,000	359,397
#Ω	China Everbright Greentech Ltd.	302,000	106,198
	China Everbright Ltd.	458,000	514,999
	China Express Airlines Co. Ltd., Class A	24,800	42,581
Ω	China Feihe Ltd.	655,000	1,087,493
*	China Film Co. Ltd., Class A	32,900	60,437
	China Foods Ltd.	436,000	166,585
*	China Fortune Land Development Co. Ltd., Class A	125,709	72,323
	China Galaxy Securities Co. Ltd., Class H	1,190,000	662,564
	China Gas Holdings Ltd.	1,144,800	2,857,443
	China Glass Holdings Ltd.	200,000	58,636

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Grand Automotive Services Group Co. Ltd., Class A	74,000	$30,967
	China Great Wall Securities Co. Ltd., Class A	48,400	86,463
	China Greatwall Technology Group Co. Ltd., Class A	33,200	69,822
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	5,795
	China Hanking Holdings Ltd.	248,000	45,175
	China Harmony Auto Holding Ltd.	382,000	195,371
*††	China High Precision Automation Group Ltd.	73,000	2,146
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	33,916
#*	China High Speed Transmission Equipment Group Co. Ltd.	174,000	134,895
*††Ω	China Huarong Asset Management Co. Ltd., Class H	3,896,000	383,065
*	China Huirong Financial Holdings Ltd.	84,000	12,720
††	China Huiyuan Juice Group Ltd.	159,000	7,165
#*	China Index Holdings Ltd., ADR	3,353	5,130
Ω	China International Capital Corp. Ltd., Class H	348,400	862,558
	China International Marine Containers Group Co. Ltd., Class H	235,800	467,186
	China Jinmao Holdings Group Ltd.	2,135,120	623,772
	China Jushi Co. Ltd., Class A	40,690	121,559
#	China Kepei Education Group Ltd.	278,000	153,277
	China Kings Resources Group Co. Ltd., Class A	7,670	50,849
	China Lesso Group Holdings Ltd.	563,000	870,211
#	China Life Insurance Co. Ltd., ADR	32,164	277,254
	China Life Insurance Co. Ltd., Class H	1,046,000	1,817,184
	China Lilang Ltd.	206,000	117,344
*Ω	China Literature Ltd.	65,200	452,388
#*Ω	China Logistics Property Holdings Co. Ltd.	279,000	149,861
*	China Longevity Group Co. Ltd.	30,000	991
	China Longyuan Power Group Corp. Ltd., Class H	1,033,000	2,416,224
#*	China Lumena New Materials Corp.	23,400	0
#*	China Maple Leaf Educational Systems Ltd.	648,000	103,787
	China Medical System Holdings Ltd.	718,000	1,215,731
	China Meheco Co. Ltd., Class A	34,600	60,193
	China Meidong Auto Holdings Ltd.	210,000	1,084,823
	China Mengniu Dairy Co. Ltd.	605,000	3,849,350
	China Merchants Bank Co. Ltd., Class H	1,095,098	9,177,073
	China Merchants Energy Shipping Co. Ltd., Class A	36,000	25,740
	China Merchants Land Ltd.	652,000	72,831
	China Merchants Port Holdings Co. Ltd.	583,731	973,184
Ω	China Merchants Securities Co. Ltd., Class H	120,740	190,760
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	83,800	136,675
	China Metal Recycling Holdings Ltd.	130,581	0
*Ω	China Metal Resources Utilization Ltd.	312,000	8,441
	China Minmetals Rare Earth Co. Ltd., Class A	6,600	39,143
#	China Minsheng Banking Corp. Ltd., Class H	1,603,020	635,592
#	China Modern Dairy Holdings Ltd.	1,200,000	226,373
	China Molybdenum Co. Ltd., Class H	714,000	441,397
	China National Accord Medicines Corp. Ltd., Class A	14,000	73,296
	China National Building Material Co. Ltd., Class H	1,840,000	2,306,059
	China National Chemical Engineering Co. Ltd., Class A	67,500	110,625
	China National Medicines Corp. Ltd., Class A	18,300	87,175
	China National Software & Service Co. Ltd., Class A	2,000	16,033
Ω	China New Higher Education Group Ltd.	373,000	186,962
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	55,800	44,811
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	27,700	219,694
*	China Nuclear Energy Technology Corp. Ltd.	102,000	12,051
*	China Oceanwide Holdings Ltd.	728,000	11,913
*	China Oil & Gas Group Ltd.	2,350,000	145,732
	China Oilfield Services Ltd., Class H	820,000	784,220
	China Oriental Group Co. Ltd.	678,000	190,820

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Overseas Grand Oceans Group Ltd.	965,250	$462,788
	China Overseas Land & Investment Ltd.	1,510,000	3,330,389
	China Overseas Property Holdings Ltd.	577,000	518,379
	China Pacific Insurance Group Co. Ltd., Class H	885,600	2,708,052
	China Pioneer Pharma Holdings Ltd.	119,000	17,710
*††	China Properties Group Ltd.	128,000	5,120
	China Publishing & Media Co. Ltd., Class A	48,000	40,709
	China Railway Group Ltd., Class H	1,500,000	732,743
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	20,942
Ω	China Railway Signal & Communication Corp. Ltd., Class H	663,000	232,583
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	37,946
#*	China Rare Earth Holdings Ltd.	717,200	75,561
	China Reinsurance Group Corp., Class H	2,691,000	279,844
Ω	China Renaissance Holdings Ltd.	59,600	144,029
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	32,841	58,580
#	China Resources Gas Group Ltd.	304,000	1,631,671
	China Resources Land Ltd.	1,024,222	3,979,582
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	22,881	86,261
	China Risun Group Ltd.	252,000	153,598
	China Sanjiang Fine Chemicals Co. Ltd.	397,000	119,683
	China SCE Group Holdings Ltd.	1,190,600	371,319
	China Science Publishing & Media Ltd., Class A	13,800	17,740
*	China Shanshui Cement Group Ltd.	412,000	105,973
*Ω	China Shengmu Organic Milk Ltd.	1,109,000	76,577
	China Shineway Pharmaceutical Group Ltd.	131,000	125,591
	China Shuifa Singyes Energy Holdings Ltd.	224,000	61,939
*	China Silver Group Ltd.	428,000	32,770
	China South City Holdings Ltd.	2,314,000	172,463
	China South Publishing & Media Group Co. Ltd., Class A	53,400	68,337
*	China Southern Airlines Co. Ltd., Sponsored ADR	5,478	165,655
*	China Southern Airlines Co. Ltd., Class H	570,000	346,624
	China Starch Holdings Ltd.	445,000	9,698
	China State Construction Engineering Corp. Ltd., Class A	509,200	370,462
	China State Construction International Holdings Ltd.	498,000	510,235
*	China Sunshine Paper Holdings Co. Ltd.	222,000	50,313
	China Suntien Green Energy Corp. Ltd., Class H	647,000	514,213
	China Taiping Insurance Holdings Co. Ltd.	733,012	1,115,417
	China Tian Lun Gas Holdings Ltd.	105,500	97,657
	China Tianbao Group Development Co. Ltd.	40,000	18,031
#*	China Tianrui Group Cement Co. Ltd.	59,000	50,683
*	China Tianying, Inc., Class A	86,200	63,926
	China Tourism Group Duty Free Corp. Ltd., Class A	20,644	864,628
Ω	China Tower Corp. Ltd., Class H	15,250,000	1,976,381
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,286,000	611,929
	China TransInfo Technology Co. Ltd., Class A	40,300	84,219
*	China Travel International Investment Hong Kong Ltd.	1,006,000	145,930
*	China Tungsten & Hightech Materials Co. Ltd., Class A	8,100	16,793
	China Vanke Co. Ltd., Class H	675,038	1,577,178
Ω	China Vast Industrial Urban Development Co. Ltd.	216,000	62,451
	China Water Affairs Group Ltd.	296,000	304,219
	China West Construction Group Co. Ltd., Class A	27,300	30,650
*††	China Wood Optimization Holding Ltd.	164,000	14,228
	China World Trade Center Co. Ltd., Class A	10,900	23,177
Ω	China Xinhua Education Group Ltd.	149,000	31,747
	China Yangtze Power Co. Ltd., Class A	213,453	709,370
	China Yongda Automobiles Services Holdings Ltd.	405,500	645,181
#Ω	China Yuhua Education Corp. Ltd.	410,000	185,821
*	China Yurun Food Group Ltd.	159,000	18,572
#*	China ZhengTong Auto Services Holdings Ltd.	700,000	85,375

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Zhenhua Group Science & Technology Co. Ltd., Class A	9,100	$147,372
#	China Zheshang Bank Co. Ltd., Class H	154,000	61,939
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	17,219
*	China Zhongwang Holdings Ltd.	944,318	203,901
	Chinasoft International Ltd.	840,000	1,402,573
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	63,413
	Chongqing Changan Automobile Co. Ltd., Class A	38,840	118,788
	Chongqing Department Store Co. Ltd., Class A	13,700	49,284
	Chongqing Dima Industry Co. Ltd., Class A	110,000	39,720
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	25,004	65,884
*	Chongqing Iron & Steel Co. Ltd., Class H	210,000	41,961
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	51,698
	Chongqing Rural Commercial Bank Co. Ltd., Class H	1,151,000	414,036
	Chongqing Zhifei Biological Products Co. Ltd., Class A	18,800	441,973
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	35,354
	Chow Tai Seng Jewellery Co. Ltd., Class A	16,350	48,262
	Chu Kong Shipping Enterprises Group Co. Ltd.	132,000	16,099
	CIFI Holdings Group Co. Ltd.	1,555,465	863,405
	CIMC Enric Holdings Ltd.	316,000	406,346
*	Cinda Real Estate Co. Ltd., Class A	63,800	32,010
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	26,281
*	CITIC Guoan Information Industry Co. Ltd., Class A	131,000	45,976
	CITIC Securities Co. Ltd., Class H	349,000	886,096
*	Citychamp Watch & Jewellery Group Ltd.	560,000	94,403
	CMST Development Co. Ltd., Class A	58,900	56,287
	CNHTC Jinan Truck Co. Ltd., Class A	26,086	53,993
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	35,600	76,698
	CNOOC Energy Technology & Services Ltd., Class A	55,400	25,008
	COFCO Biotechnology Co. Ltd., Class A	55,800	92,896
	COFCO Joycome Foods Ltd.	800,000	309,624
#*Ω	Cogobuy Group	185,000	67,949
	Colour Life Services Group Co. Ltd.	185,088	32,418
#	Comba Telecom Systems Holdings Ltd.	362,000	100,799
	Concord New Energy Group Ltd.	3,084,648	325,284
	Consun Pharmaceutical Group Ltd.	217,000	92,996
	Contemporary Amperex Technology Co. Ltd., Class A	19,150	1,918,294
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	22,967
*	Coolpad Group Ltd.	1,230,000	64,578
	COSCO SHIPPING Development Co. Ltd., Class H	1,716,000	333,457
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	550,000	243,057
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,838,398
	COSCO SHIPPING International Hong Kong Co. Ltd.	250,000	80,231
	COSCO SHIPPING Ports Ltd.	720,257	599,532
*Ω	Cosmo Lady China Holdings Co. Ltd.	331,000	23,839
	Country Garden Holdings Co. Ltd.	2,885,545	2,715,318
	Country Garden Services Holdings Co. Ltd.	297,287	2,288,658
	CP Pokphand Co. Ltd.	3,074,000	435,024
	CPMC Holdings Ltd.	259,000	126,554
	CQ Pharmaceutical Holding Co. Ltd., Class A	26,000	19,424
*	Crazy Sports Group Ltd.	812,000	40,863
	CRRC Corp. Ltd., Class H	731,000	330,070
Ω	CSC Financial Co. Ltd., Class H	214,000	226,215
	CSG Holding Co. Ltd., Class A	76,000	107,416
	CSPC Pharmaceutical Group Ltd.	3,478,640	3,629,960
	CSSC Science & Technology Co. Ltd., Class A	11,700	23,395
	CTS International Logistics Corp. Ltd., Class A	40,000	77,095
#*	CWT International Ltd.	960,000	10,981
*	Cybernaut International Holdings Co. Ltd.	1,200,000	29,450
	D&O Home Collection Co. Ltd., Class A	10,300	20,449

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Daan Gene Co. Ltd., Class A	37,920	$113,931
#	DaFa Properties Group Ltd.	106,000	68,683
Ω	Dali Foods Group Co. Ltd.	942,000	524,488
	Dalian Bio-Chem Co. Ltd., Class A	3,900	7,620
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	58,500	35,272
	Daqin Railway Co. Ltd., Class A	256,288	254,297
	Dare Power Dekor Home Co. Ltd., Class A	16,600	30,319
	Dashang Co. Ltd., Class A	20,900	63,587
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	11,376	62,858
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	83,973
*	Dazhong Transportation Group Co. Ltd., Class A	39,100	20,160
	Dazzle Fashion Co. Ltd., Class A	13,000	38,030
	Deppon Logistics Co. Ltd., Class A	21,100	36,039
	Dexin China Holdings Co. Ltd.	381,000	127,822
	DHC Software Co. Ltd., Class A	58,000	62,907
	Dian Diagnostics Group Co. Ltd., Class A	19,254	96,863
#	Differ Group Holding Co. Ltd.	886,000	213,724
	Digital China Group Co. Ltd., Class A	18,100	42,249
	Digital China Holdings Ltd.	308,250	166,178
	Digital China Information Service Co. Ltd., Class A	25,100	43,740
	Dong-E-E-Jiao Co. Ltd., Class A	15,400	97,607
	Dongfang Electric Corp. Ltd., Class H	172,400	275,086
*	Dongfang Electronics Co. Ltd., Class A	29,700	28,478
	Dongfeng Motor Group Co. Ltd., Class H	1,048,000	976,062
	Dongjiang Environmental Co. Ltd., Class H	80,800	36,862
	Dongxing Securities Co. Ltd., Class A	49,000	83,923
	Dongyue Group Ltd.	700,000	1,628,629
*	DouYu International Holdings Ltd., ADR	26,893	84,713
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	171,000	87,262
	East Money Information Co. Ltd., Class A	73,461	377,774
	Ecovacs Robotics Co. Ltd., Class A	1,800	48,261
	Edifier Technology Co. Ltd., Class A	5,500	9,714
#	EEKA Fashion Holdings Ltd.	22,500	34,835
	Electric Connector Technology Co. Ltd., Class A	6,000	39,185
	Elion Energy Co. Ltd., Class A	106,600	82,656
	ENN Energy Holdings Ltd.	201,300	3,468,092
	ENN Natural Gas Co. Ltd., Class A	48,600	139,917
*Ω	ESR Cayman Ltd.	31,600	102,253
#	Essex Bio-technology Ltd.	144,000	98,017
	Estun Automation Co. Ltd., Class A	5,900	24,428
	Eternal Asia Supply Chain Management Ltd., Class A	62,600	56,217
*	Ev Dynamics Holdings Ltd.	1,800,000	23,746
	EVA Precision Industrial Holdings Ltd.	376,000	65,664
	Eve Energy Co. Ltd., Class A	11,215	198,794
*	Everbright Jiabao Co. Ltd., Class A	39,300	15,899
#Ω	Everbright Securities Co. Ltd., Class H	67,400	52,637
*	Fang Holdings Ltd., ADR	1,934	11,258
	Fangda Carbon New Material Co. Ltd., Class A	51,400	86,382
	Fangda Special Steel Technology Co. Ltd., Class A	70,449	81,577
#	Fanhua, Inc., Sponsored ADR	16,928	224,465
	Fantasia Holdings Group Co. Ltd.	814,500	58,623
	FAW Jiefang Group Co. Ltd.	65,500	106,773
*Ω	Feiyu Technology International Co. Ltd.	177,000	10,652
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	21,800	58,662
	Fibocom Wireless, Inc., Class A	7,800	56,153
*	FIH Mobile Ltd.	1,143,000	177,802
	Financial Street Holdings Co. Ltd., Class A	56,800	52,059
#	FinVolution Group, ADR	32,660	199,879
	First Capital Securities Co. Ltd., Class A	71,200	75,985

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	First Tractor Co. Ltd., Class H	84,000	$42,347
	Flat Glass Group Co. Ltd., Class H	110,000	589,674
	Focus Media Information Technology Co. Ltd., Class A	230,100	263,680
	Focused Photonics Hangzhou, Inc., Class A	19,100	55,207
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	42,215	773,008
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	21,912
*	Founder Holdings Ltd.	158,000	18,471
	Founder Securities Co. Ltd., Class A	89,300	113,869
#	FriendTimes, Inc.	66,000	9,713
	Fu Jian Anjoy Foods Co. Ltd., Class A	2,600	82,149
	Fu Shou Yuan International Group Ltd.	457,000	392,341
	Fuan Pharmaceutical Group Co. Ltd., Class A	24,000	14,811
	Fufeng Group Ltd.	236,000	81,697
	Fuguiniao Co. Ltd.	50,999	0
	Fujian Green Pine Co. Ltd., Class A	9,100	14,079
	Fujian Longking Co. Ltd., Class A	30,100	38,217
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	12,894	25,223
	Fujian Star-net Communication Co. Ltd., Class A	15,900	54,405
	Fujian Sunner Development Co. Ltd., Class A	31,100	109,185
#*	Fullshare Holdings Ltd.	4,617,483	64,496
#	Fusen Pharmaceutical Co. Ltd.	97,000	31,874
#*	Futu Holdings Ltd., ADR	6,451	345,258
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	130,800	753,107
Ω	Ganfeng Lithium Co. Ltd., Class H	18,600	348,484
	Gansu Shangfeng Cement Co. Ltd., Class A	28,000	76,046
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,300	122,778
*	GCL New Energy Holdings Ltd.	1,132,000	53,056
*††	GCL-Poly Energy Holdings Ltd.	7,288,000	1,391,001
#*	GDS Holdings Ltd., ADR	10,252	608,969
*	GDS Holdings Ltd., Class A	51,300	385,265
	Geely Automobile Holdings Ltd.	1,839,000	6,382,506
	GEM Co. Ltd., Class A	43,700	74,328
	Gemdale Corp., Class A	80,400	127,508
	Gemdale Properties & Investment Corp. Ltd.	2,660,000	258,892
Ω	Genertec Universal Medical Group Co. Ltd.	479,000	361,371
*	Genimous Technology Co. Ltd., Class A	39,100	36,972
*	Genscript Biotech Corp.	86,000	380,539
	Getein Biotech, Inc., Class A	10,920	29,861
	GF Securities Co. Ltd., Class H	514,400	872,482
	Giant Network Group Co. Ltd., Class A	36,100	55,994
	Gigadevice Semiconductor Beijing, Inc., Class A	4,060	107,660
*	Global Top E-Commerce Co. Ltd., Class A	49,800	17,673
*	Glorious Property Holdings Ltd.	1,043,000	32,439
*	Glory Sun Financial Group Ltd.	1,048,000	36,305
	GoerTek, Inc., Class A	68,300	463,882
	Goldcard Smart Group Co. Ltd.	8,900	15,071
	Golden Eagle Retail Group Ltd.	207,000	180,083
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	7,088
	GoldenHome Living Co. Ltd., Class A	3,500	16,390
	Goldenmax International Technology Ltd., Class A	16,000	33,314
	Goldlion Holdings Ltd.	159,152	34,491
	Goldpac Group Ltd.	138,000	31,618
#*	GOME Retail Holdings Ltd.	3,510,940	355,887
*	Gosuncn Technology Group Co. Ltd., Class A	75,900	52,805
*	Gotion High-tech Co. Ltd., Class A	10,000	92,093
*	Grand Baoxin Auto Group Ltd.	406,323	45,615
	Grandblue Environment Co. Ltd., Class A	14,300	49,362
*	Grandjoy Holdings Group Co. Ltd., Class A	145,800	74,965
	Great Wall Motor Co. Ltd., Class H	571,000	2,569,240

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Greattown Holdings Ltd., Class A	72,300	$40,010
	Greatview Aseptic Packaging Co. Ltd.	371,000	152,416
	Gree Electric Appliances, Inc. of Zhuhai, Class A	56,300	321,551
*	Gree Real Estate Co. Ltd., Class A	35,600	37,393
	Greenland Holdings Corp. Ltd., Class A	135,240	86,879
	Greenland Hong Kong Holdings Ltd.	445,000	94,630
	Greentown China Holdings Ltd.	389,000	535,944
	Greentown Service Group Co. Ltd.	596,000	589,995
	GRG Banking Equipment Co. Ltd., Class A	38,700	62,593
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	44,079	39,455
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	65,700	55,603
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	34,665
	Guangdong Haid Group Co. Ltd., Class A	21,500	220,270
*	Guangdong HEC Technology Holding Co. Ltd., Class A	121,903	202,161
	Guangdong Hongda Blasting Co. Ltd., Class A	13,700	58,999
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	45,300	31,913
	Guangdong Investment Ltd.	662,000	832,374
	Guangdong Land Holdings Ltd.	142,000	14,204
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	18,400	15,041
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	8,069
	Guangdong South New Media Co. Ltd., Class A	1,600	11,839
	Guangdong Tapai Group Co. Ltd., Class A	44,300	69,660
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	20,700	72,394
*	Guangdong Yueyun Transportation Co. Ltd., Class H	71,000	10,701
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	24,300	31,970
*	Guangshen Railway Co. Ltd., Sponsored ADR	3,470	30,550
*	Guangshen Railway Co. Ltd., Class H	416,000	73,230
	Guangxi Liugong Machinery Co. Ltd., Class A	47,500	55,192
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	11,600	27,596
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	92,200	43,926
	Guangzhou Automobile Group Co. Ltd., Class H	660,836	623,802
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	71,417
	Guangzhou Haige Communications Group, Inc. Co., Class A	45,900	67,709
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,100	127,435
#	Guangzhou R&F Properties Co. Ltd., Class H	780,800	488,432
	Guangzhou Restaurant Group Co. Ltd., Class A	11,620	41,239
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	4,700	32,049
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,300	134,016
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,030	258,119
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,180	60,588
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	39,960	48,243
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	29,700	27,476
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	22,500	15,386
	Guizhou Gas Group Corp. Ltd., Class A	27,100	41,960
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	43,700	46,490
*	Guodian Technology & Environment Group Corp. Ltd., Class H	117,000	8,171
#	Guolian Securities Co. Ltd., Class H	110,500	54,002
	Guomai Technologies, Inc., Class A	62,200	55,675
	Guosen Securities Co. Ltd., Class A	56,412	100,546
*	Guosheng Financial Holding, Inc., Class A	50,330	73,468
*Ω	Guotai Junan Securities Co. Ltd., Class H	102,600	140,072
	Guoyuan Securities Co. Ltd., Class A	14,950	17,320
*Ω	Haichang Ocean Park Holdings Ltd.	643,000	162,658
	Haier Smart Home Co. Ltd., Class A	80,200	340,786
	Haier Smart Home Co. Ltd., Class H	841,599	3,133,856
*	Hailiang Education Group, Inc., ADR	3,382	103,151
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	26,288
*	Hainan Meilan International Airport Co. Ltd., Class H	63,000	254,927
	Hainan Poly Pharm Co. Ltd., Class A	2,700	20,759

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Ruize New Building Material Co. Ltd., Class A	28,400	$15,675
	Hainan Strait Shipping Co. Ltd., Class A	41,250	36,411
	Haisco Pharmaceutical Group Co. Ltd., Class A	11,600	30,558
	Haitian International Holdings Ltd.	273,000	795,657
	Haitong Securities Co. Ltd., Class H	403,200	358,695
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	18,000	2,476
	Hand Enterprise Solutions Co. Ltd., Class A	55,200	56,941
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	13,600	68,101
	Hangcha Group Co. Ltd., Class A	23,300	60,320
	Hangjin Technology Co. Ltd., Class A	13,800	73,369
	Hangxiao Steel Structure Co. Ltd., Class A	62,700	34,978
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	119,700	76,347
	Hangzhou Century Co. Ltd., Class A	32,500	31,250
	Hangzhou First Applied Material Co. Ltd., Class A	8,740	196,136
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	29,900	121,222
	Hangzhou Robam Appliances Co. Ltd., Class A	15,300	74,849
	Hangzhou Silan Microelectronics Co. Ltd., Class A	13,800	133,078
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	46,134
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	10,500	204,788
	Han’s Laser Technology Industry Group Co. Ltd., Class A	24,700	165,676
#*Ω	Harbin Bank Co. Ltd., Class H	480,000	49,378
	Harbin Boshi Automation Co. Ltd., Class A	27,361	52,167
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	48,500	18,119
	HBIS Resources Co. Ltd., Class A	15,700	35,293
#*	HC Group, Inc.	262,500	27,091
	Health & Happiness H&H International Holdings Ltd.	101,000	236,409
	Hebei Chengde Lolo Co., Class A	53,300	86,106
#	Hebei Construction Group Corp. Ltd., Class H	82,500	20,863
	Hefei Meiya Optoelectronic Technology, Inc., Class A	10,100	63,872
	Heilongjiang Agriculture Co. Ltd., Class A	40,400	86,877
#	Hello Group, Inc.	73,945	920,615
	Henan Lingrui Pharmaceutical Co., Class A	24,374	40,743
	Henan Pinggao Electric Co. Ltd., Class A	40,800	56,278
	Henan Shuanghui Investment & Development Co. Ltd., Class A	70,459	324,681
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,300	22,900
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	29,292
	Henderson Investment Ltd.	386,000	18,348
	Hengan International Group Co. Ltd.	296,500	1,549,489
*	Hengdeli Holdings Ltd.	911,200	33,393
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	36,100	79,617
	Hengli Petrochemical Co. Ltd., Class A	124,500	429,319
	Hengtong Optic-electric Co. Ltd., Class A	36,700	87,275
	Hengyi Petrochemical Co. Ltd., Class A	73,020	124,968
	Hesteel Co. Ltd., Class A	243,800	93,683
	Hexing Electrical Co. Ltd., Class A	20,700	38,069
*	Hi Sun Technology China Ltd.	1,011,000	136,437
	Hisense Home Appliances Group Co. Ltd., Class H	158,000	169,705
	Hithink RoyalFlush Information Network Co. Ltd., Class A	9,788	172,489
*	Holitech Technology Co. Ltd., Class A	89,400	45,452
	Hongda Xingye Co. Ltd., Class A	84,400	71,567
	Hongfa Technology Co. Ltd., Class A	13,500	156,202
*	Honghua Group Ltd.	1,396,000	48,214
*††Ω	Honworld Group Ltd.	72,000	21,307
Ω	Hope Education Group Co. Ltd.	648,000	115,569
	Hopefluent Group Holdings Ltd.	96,000	31,356
	Hopson Development Holdings Ltd.	392,700	1,065,617
††	Hua Han Health Industry Holdings Ltd.	928,000	13,418
*Ω	Hua Hong Semiconductor Ltd.	128,000	642,337
	Huaan Securities Co. Ltd., Class A	99,580	79,557

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huadong Medicine Co. Ltd., Class A	28,100	$160,426
	Huafa Industrial Co. Ltd. Zhuhai, Class A	69,565	57,172
	Huafon Chemical Co. Ltd., Class A	60,600	112,742
*	Huafon Microfibre Shanghai Technology Co. Ltd.	57,300	40,475
*	Huafu Fashion Co. Ltd., Class A	36,200	25,046
	Huagong Tech Co. Ltd., Class A	9,300	41,906
	Hualan Biological Engineering, Inc., Class A	26,700	124,015
#*	Huanxi Media Group Ltd.	520,000	99,018
	Huapont Life Sciences Co. Ltd., Class A	58,350	56,428
Ω	Huatai Securities Co. Ltd., Class H	225,200	334,897
*	Huawen Media Group, Class A	42,300	15,225
	Huaxi Holdings Co. Ltd.	96,000	26,468
	Huaxi Securities Co. Ltd., Class A	43,500	61,479
	Huaxia Bank Co. Ltd., Class A	115,836	101,871
	Huayu Automotive Systems Co. Ltd., Class A	52,100	218,350
#	Huazhong In-Vehicle Holdings Co. Ltd.	242,000	118,102
*	Huazhu Group Ltd., ADR	33,456	1,551,020
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	147,800	75,032
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	66,726
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	33,700	261,975
	Huijing Holdings Co. Ltd.	22,000	5,409
*	Huishang Bank Corp. Ltd., Class H	123,900	42,192
	Huizhou Desay Sv Automotive Co. Ltd., Class A	2,000	33,464
	Hunan Aihua Group Co. Ltd., Class A	14,000	78,023
*	Hunan Gold Corp. Ltd., Class A	31,100	52,645
	Hunan New Wellful Co. Ltd., Class A	18,300	19,849
	Hunan Valin Steel Co. Ltd., Class A	182,100	151,976
	Hundsun Technologies, Inc., Class A	18,237	179,056
#*	HUYA, Inc., ADR	31,304	257,319
	Hytera Communications Corp. Ltd., Class A	61,000	53,783
*	HyUnion Holding Co. Ltd., Class A	53,800	46,991
#*Ω	iDreamSky Technology Holdings Ltd.	137,200	97,335
	Iflytek Co. Ltd., Class A	14,600	129,013
	IKD Co. Ltd., Class A	18,800	40,252
Ω	IMAX China Holding, Inc.	65,500	95,786
	Industrial & Commercial Bank of China Ltd., Class H	18,448,017	10,112,503
	Industrial Bank Co. Ltd., Class A	272,645	793,485
	Industrial Securities Co. Ltd., Class A	75,800	108,095
	Infore Environment Technology Group Co. Ltd., Class A	42,600	41,665
*	Inke Ltd.	171,000	34,694
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	454,700	199,865
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	93,300	625,500
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	108,000	129,086
*Ω	Innovent Biologics, Inc.	101,000	903,985
*	Innuovo Technology Co. Ltd., Class A	26,600	22,014
	Inspur Electronic Information Industry Co. Ltd., Class A	13,900	67,470
*	Inspur International Ltd.	150,000	64,708
*	Inspur Software Co. Ltd., Class A	6,700	12,663
*Ω	International Alliance Financial Leasing Co. Ltd.	129,000	40,426
#*	iQIYI, Inc., ADR	94,889	785,681
	IReader Technology Co. Ltd., Class A	6,800	20,119
*	IRICO Group New Energy Co. Ltd., Class H	5,900	17,714
	Jack Sewing Machine Co. Ltd., Class A	3,000	9,463
	Jafron Biomedical Co. Ltd., Class A	9,400	75,839
	Jason Furniture Hangzhou Co. Ltd., Class A	4,600	44,728
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	33,400	30,270
	JCET Group Co. Ltd., Class A	34,800	168,283
*	JD.com, Inc., ADR	34,995	2,739,409
*	JD.com, Inc., Class A	75,850	2,969,299

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiajiayue Group Co. Ltd., Class A	18,500	$42,566
	Jiangling Motors Corp. Ltd., Class A	13,900	33,788
*	Jiangnan Group Ltd.	1,488,000	57,310
*	Jiangsu Akcome Science & Technology Co. Ltd., Class A	68,200	54,999
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	49,400	56,024
	Jiangsu Eastern Shenghong Co. Ltd., Class A	17,000	72,280
	Jiangsu Expressway Co. Ltd., Class H	356,000	337,570
	Jiangsu Guotai International Group Co. Ltd., Class A	53,700	110,750
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	23,026	295,277
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	14,900	37,565
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	80,100	47,824
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	36,080
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	41,800	37,571
	Jiangsu Linyang Energy Co. Ltd., Class A	33,500	59,383
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	48,300	84,026
	Jiangsu Shagang Co. Ltd., Class A	53,400	51,815
	Jiangsu Yangnong Chemical Co. Ltd., Class A	7,093	130,417
	Jiangsu Yoke Technology Co. Ltd., Class A	6,573	78,276
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	23,000	126,680
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	47,000	45,488
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	67,900	40,624
	Jiangsu Zhongtian Technology Co. Ltd., Class A	71,800	113,470
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	80,300	40,261
	Jiangxi Bank Co. Ltd., Class H	182,500	80,151
	Jiangxi Copper Co. Ltd., Class H	358,000	625,182
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	25,540
	Jiangxi Wannianqing Cement Co. Ltd., Class A	27,200	48,754
	Jiangxi Zhengbang Technology Co. Ltd., Class A	75,800	118,570
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	37,083
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	14,463
	Jiayou International Logistics Co. Ltd., Class A	7,670	19,629
#	Jiayuan International Group Ltd.	602,319	232,885
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	32,900	81,228
*	Jilin Electric Power Co. Ltd., Class A	68,400	80,977
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	18,100	7,609
	Jinchuan Group International Resources Co. Ltd.	1,549,000	249,768
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	61,488
#	Jingrui Holdings Ltd.	221,000	62,048
	Jinke Properties Group Co. Ltd., Class A	83,423	57,890
#*	JinkoSolar Holding Co. Ltd., ADR	18,951	1,133,649
	Jinyu Bio-Technology Co. Ltd., Class A	26,100	64,958
	Jinyuan EP Co. Ltd., Class A	36,400	61,618
Ω	Jiumaojiu International Holdings Ltd.	125,000	312,916
	Jiuzhitang Co. Ltd., Class A	24,800	32,925
	JL Mag Rare-Earth Co. Ltd., Class A	12,000	73,413
	JNBY Design Ltd.	87,000	145,545
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	48,000	86,430
	Joinn Laboratories China Co. Ltd., Class A	5,040	125,761
	Jointo Energy Investment Co. Ltd. Hebei, Class A	44,000	35,171
	Jointown Pharmaceutical Group Co. Ltd., Class A	55,462	117,613
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,500	76,994
	Joy City Property Ltd.	1,704,000	88,760
	Joyoung Co. Ltd., Class A	22,100	80,635
	JOYY, Inc., ADR	21,567	1,086,761
	JSTI Group, Class A	36,800	32,530
	Ju Teng International Holdings Ltd.	412,000	70,702
	Juewei Food Co. Ltd., Class A	9,000	92,500
	Juneyao Airlines Co. Ltd., Class A	26,800	66,602
*	Jupai Holdings Ltd.	7,612	8,069

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jutal Offshore Oil Services Ltd.	216,000	$29,008
*	Kai Yuan Holdings Ltd.	1,320,000	6,536
#	Kaisa Group Holdings Ltd.	1,728,000	265,465
	Kaisa Prosperity Holdings Ltd.	21,750	46,083
	Kaishan Group Co. Ltd., Class A	17,000	48,224
*Ω	Kangda International Environmental Co. Ltd.	250,000	26,420
*	Kasen International Holdings Ltd.	158,000	14,500
	Kehua Data Co. Ltd., Class A	2,700	16,479
	Kingboard Holdings Ltd.	323,400	1,409,314
	Kingboard Laminates Holdings Ltd.	542,973	851,169
	KingClean Electric Co. Ltd., Class A	5,320	20,761
*	Kingdee International Software Group Co. Ltd.	213,000	700,850
	Kingsoft Corp. Ltd.	390,600	1,666,707
*	Ko Yo Chemical Group Ltd.	668,000	11,852
	Konfoong Materials International Co. Ltd., Class A	5,300	33,208
*	Kong Sun Holdings Ltd.	650,000	6,693
	Konka Group Co. Ltd., Class A	48,100	42,244
*Ω	Koolearn Technology Holding Ltd.	96,000	51,961
	KPC Pharmaceuticals, Inc., Class A	26,900	34,936
*	Kuang-Chi Technologies Co. Ltd., Class A	15,000	48,118
	Kunlun Energy Co. Ltd.	1,898,000	1,728,660
	Kunlun Tech Co. Ltd., Class A	27,900	81,173
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	10,500	16,753
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	9,100	19,835
	KWG Group Holdings Ltd.	793,830	691,992
	KWG Living Group Holdings Ltd.	396,915	267,377
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	19,100	18,635
	Lao Feng Xiang Co. Ltd., Class A	9,100	68,255
	Laobaixing Pharmacy Chain JSC, Class A	11,840	80,815
*	Launch Tech Co. Ltd., Class H	53,500	20,501
	LB Group Co. Ltd., Class A	37,100	164,926
	Lee & Man Chemical Co. Ltd.	86,000	106,407
	Lee & Man Paper Manufacturing Ltd.	734,000	551,678
	Lee’s Pharmaceutical Holdings Ltd.	124,500	58,415
Ω	Legend Holdings Corp., Class H	257,900	453,304
	Lenovo Group Ltd.	3,504,000	3,805,232
	Lens Technology Co. Ltd., Class A	104,600	348,033
	Leo Group Co. Ltd., Class A	250,000	89,085
*	Leoch International Technology Ltd.	67,000	7,560
	Lepu Medical Technology Beijing Co. Ltd., Class A	36,707	122,235
*	LexinFintech Holdings Ltd., ADR	48,034	256,502
	Leyard Optoelectronic Co. Ltd., Class A	58,500	85,996
	Li Ning Co. Ltd.	472,000	5,208,547
*	Lianhua Supermarket Holdings Co. Ltd., Class H	64,000	7,738
	Liaoning Cheng Da Co. Ltd., Class A	26,600	84,660
	Liaoning Port Co. Ltd., Class H	242,000	22,415
	Lier Chemical Co. Ltd., Class A	19,700	69,622
*	Lifestyle China Group Ltd.	222,000	29,916
*	Lifetech Scientific Corp.	1,134,000	526,667
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	15,118
	Lingyi iTech Guangdong Co., Class A	127,100	132,450
*	Link Motion, Inc., Sponsored ADR	24,777	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	8,700	11,069
	Livzon Pharmaceutical Group, Inc., Class H	71,171	234,435
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	14,900	36,048
	LK Technology Holdings Ltd.	159,500	398,005
	Logan Group Co. Ltd.	656,000	657,116
	Loncin Motor Co. Ltd., Class A	64,300	43,930
	Long Yuan Construction Group Co. Ltd., Class A	37,800	42,446

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Longfor Group Holdings Ltd.	559,500	$2,706,816
	LONGi Green Energy Technology Co. Ltd., Class A	85,628	1,305,568
	Longshine Technology Group Co. Ltd., Class A	16,400	83,067
	Lonking Holdings Ltd.	1,137,000	331,824
	Luenmei Quantum Co. Ltd., Class A	16,000	20,659
*	Luoniushan Co. Ltd., Class A	29,300	31,310
*	Luoyang Glass Co. Ltd., Class H	74,000	108,101
	Luxi Chemical Group Co. Ltd., Class A	48,200	123,684
	Luxshare Precision Industry Co. Ltd., Class A	96,718	584,900
*Ω	Luye Pharma Group Ltd.	865,500	412,462
#*	LVGEM China Real Estate Investment Co. Ltd.	398,000	90,335
	Maanshan Iron & Steel Co. Ltd., Class H	382,000	162,440
	Maccura Biotechnology Co. Ltd., Class A	15,700	68,302
*	Macrolink Culturaltainment Development Co. Ltd., Class A	46,900	13,196
	Mango Excellent Media Co. Ltd., Class A	25,400	155,802
*Ω	Maoyan Entertainment	152,800	184,552
*	Maoye International Holdings Ltd.	383,000	13,701
*	Markor International Home Furnishings Co. Ltd., Class A	47,400	25,108
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	10,800	42,474
*Ω	Meitu, Inc.	815,500	177,967
*Ω	Meituan, Class B	231,300	7,870,818
	Microport Scientific Corp.	57,044	268,377
	Midea Group Co. Ltd., Class A	148,000	1,587,538
#Ω	Midea Real Estate Holding Ltd.	22,400	38,660
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	3,300	56,550
	Min Xin Holdings Ltd.	66,000	36,496
	Ming Yang Smart Energy Group Ltd., Class A	40,600	196,511
*	Mingfa Group International Co. Ltd.	374,000	21,564
	Minmetals Land Ltd.	687,644	70,531
Ω	Minsheng Education Group Co. Ltd.	290,000	41,938
	Minth Group Ltd.	386,000	1,534,134
*	Misho Ecology & Landscape Co. Ltd., Class A	19,700	7,843
	MLS Co. Ltd., Class A	44,000	95,756
*	MOBI Development Co. Ltd.	217,000	10,309
#*Ω	Mobvista, Inc.	135,000	130,950
	Modern Land China Co. Ltd.	436,000	21,294
#*	MOGU, Inc., ADR	12,729	13,111
	Muyuan Foods Co. Ltd., Class A	106,814	955,130
*	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	27,546
	MYS Group Co. Ltd., Class A	32,200	16,420
*	Nan Hai Corp. Ltd.	4,000,000	21,628
	NanJi E-Commerce Co. Ltd., Class A	73,286	81,953
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,700	45,701
	Nanjing Iron & Steel Co. Ltd., Class A	181,400	100,049
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	24,763	143,400
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	44,998
	Nanjing Securities Co. Ltd., Class A	47,000	71,272
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	68,422
	NARI Technology Co. Ltd., Class A	73,320	446,440
	NAURA Technology Group Co. Ltd., Class A	3,100	179,810
*	NavInfo Co. Ltd., Class A	37,100	67,863
	NetDragon Websoft Holdings Ltd.	107,000	234,353
	NetEase, Inc., ADR	87,693	8,557,960
	New China Life Insurance Co. Ltd., Class H	333,400	961,822
*	New Hope Liuhe Co. Ltd., Class A	74,800	168,267
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	224,450	460,122
*	New World Department Store China Ltd.	209,000	35,935
*	Newborn Town, Inc.	70,000	39,399
	Newland Digital Technology Co. Ltd., Class A	29,200	68,778

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nexteer Automotive Group Ltd.	439,000	$541,808
	Nine Dragons Paper Holdings Ltd.	906,000	1,139,295
	Ninestar Corp., Class A	27,591	158,139
	Ningbo Huaxiang Electronic Co. Ltd., Class A	18,700	69,132
	Ningbo Joyson Electronic Corp., Class A	22,700	63,022
	Ningbo Orient Wires & Cables Co. Ltd., Class A	21,600	152,543
	Ningbo Tuopu Group Co. Ltd., Class A	8,500	69,210
	Ningbo Yunsheng Co. Ltd., Class A	21,900	35,983
	Ningbo Zhoushan Port Co. Ltd., Class A	65,900	38,595
*	NIO, Inc., ADR	77,772	3,064,995
*	Niu Technologies, Sponsored ADR	16,267	425,870
*	Noah Holdings Ltd., Sponsored ADR	5,159	219,309
	Norinco International Cooperation Ltd., Class A	18,600	21,820
	North Huajin Chemical Industries Co. Ltd., Class A	41,500	38,266
	Northeast Securities Co. Ltd., Class A	64,000	86,164
	NSFOCUS Technologies Group Co. Ltd., Class A	15,100	35,619
#*	NVC International Holdings Ltd.	1,151,000	25,491
*	Oceanwide Holdings Co. Ltd., Class A	89,055	24,772
*	Offcn Education Technology Co. Ltd., Class A	20,500	33,346
	Offshore Oil Engineering Co. Ltd., Class A	72,200	52,465
	OFILM Group Co. Ltd., Class A	76,500	89,366
	Oppein Home Group, Inc., Class A	5,363	106,703
	Opple Lighting Co. Ltd., Class A	9,601	29,078
	ORG Technology Co. Ltd., Class A	74,500	77,931
*	Orient Group, Inc., Class A	105,200	47,979
Ω	Orient Securities Co. Ltd., Class H	178,800	146,706
	Oriental Pearl Group Co. Ltd., Class A	55,600	67,132
*	Ourpalm Co. Ltd., Class A	65,800	39,982
	Ovctek China, Inc., Class A	7,945	84,584
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	20,046
#	Pacific Online Ltd.	173,000	31,985
*	Pacific Securities Co. Ltd., Class A	125,700	61,247
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	216,000	134,832
	PAX Global Technology Ltd.	414,000	414,000
	PCI Technology Group Co. Ltd., Class A	48,300	57,249
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	50,900	27,607
	People’s Insurance Co. Group of China Ltd., Class H	1,270,000	396,142
	Perfect World Co. Ltd., Class A	21,900	59,384
	PharmaBlock Sciences Nanjing, Inc., Class A	3,900	92,721
Ω	Pharmaron Beijing Co. Ltd., Class H	12,900	279,117
	PhiChem Corp., Class A	14,400	39,887
#*	Phoenix Media Investment Holdings Ltd.	466,000	35,442
	Phoenix New Media Ltd., ADR	12,224	17,236
	PICC Property & Casualty Co. Ltd., Class H	2,663,582	2,479,650
#*	Pinduoduo, Inc., ADR	17,780	1,580,998
	Ping An Bank Co. Ltd., Class A	254,900	776,430
#*Ω	Ping An Healthcare & Technology Co. Ltd.	70,000	338,395
	Ping An Insurance Group Co. of China Ltd., Class H	1,992,500	14,271,738
*	Polaris Bay Group Co. Ltd., Class A	47,200	67,932
*	Poly Culture Group Co. Ltd., Class H	41,600	28,937
	Poly Developments & Holdings Group Co. Ltd., Class A	114,800	225,306
	Poly Property Group Co. Ltd.	1,180,111	291,116
#	Poly Property Services Co. Ltd., Class H	51,600	288,054
Ω	Postal Savings Bank of China Co. Ltd., Class H	2,078,000	1,510,276
*	Pou Sheng International Holdings Ltd.	1,069,687	180,002
	Power Construction Corp. of China Ltd., Class A	117,900	151,706
	Powerlong Real Estate Holdings Ltd.	777,000	532,299
	Prinx Chengshan Holding Ltd.	50,000	46,388
	Proya Cosmetics Co. Ltd., Class A	2,200	69,050

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PW Medtech Group Ltd.	223,000	$34,328
	Q Technology Group Co. Ltd.	188,000	274,463
*Ω	Qeeka Home Cayman, Inc.	2,500	421
	Qianhe Condiment & Food Co. Ltd., Class A	17,040	65,516
	Qingdao East Steel Tower Stock Co. Ltd., Class A	37,100	45,326
	Qingdao Gon Technology Co. Ltd., Class A	8,500	31,148
	Qingdao Haier Biomedical Co. Ltd., Class A	945	13,910
	Qingdao Hanhe Cable Co. Ltd., Class A	109,300	73,721
Ω	Qingdao Port International Co. Ltd., Class H	98,000	49,257
	Qingdao TGOOD Electric Co. Ltd., Class A	13,600	56,014
	Qingdao Topscomm Communication, Inc., Class A	24,800	26,690
	Qingling Motors Co. Ltd., Class H	316,000	71,153
*	Qudian, Inc., Sponsored ADR	34,095	56,939
	Rainbow Digital Commercial Co. Ltd., Class A	29,600	29,397
	Raisecom Technology Co. Ltd., Class A	6,400	6,054
	Rastar Group, Class A	34,300	16,492
	Realcan Pharmaceutical Group Co. Ltd., Class A	53,400	29,434
	Red Avenue New Materials Group Co. Ltd., Class A	3,900	33,377
*Ω	Red Star Macalline Group Corp. Ltd., Class H	228,207	128,017
#Ω	Redco Properties Group Ltd.	498,000	152,966
#	Redsun Properties Group Ltd.	462,000	133,234
	Renhe Pharmacy Co. Ltd., Class A	57,900	85,754
	Rianlon Corp., Class A	3,800	23,210
	RiseSun Real Estate Development Co. Ltd., Class A	128,200	85,976
	Road King Infrastructure Ltd.	91,000	92,203
	Rongan Property Co. Ltd., Class A	52,800	19,632
	Rongsheng Petrochemical Co. Ltd., Class A	194,520	523,902
#	Ronshine China Holdings Ltd.	317,500	128,390
	Runjian Co. Ltd., Class A	6,400	30,770
*	RYB Education, Inc., ADR	3,600	9,432
	SAIC Motor Corp. Ltd., Class A	73,900	234,521
	Sailun Group Co. Ltd., Class A	71,600	149,408
	Sanan Optoelectronics Co. Ltd., Class A	31,700	166,545
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	38,473
	Sangfor Technologies, Inc., Class A	1,900	60,100
	Sanquan Food Co. Ltd., Class A	17,800	54,016
	Sansteel Minguang Co. Ltd. Fujian, Class A	89,200	95,559
	Sany Heavy Equipment International Holdings Co. Ltd.	460,000	523,442
	Sany Heavy Industry Co. Ltd., Class A	167,200	599,582
*	Saurer Intelligent Technology Co. Ltd., Class A	62,300	27,661
	Sealand Securities Co. Ltd., Class A	103,000	62,138
	Seazen Group Ltd.	1,036,000	819,557
	Seazen Holdings Co. Ltd., Class A	51,700	276,201
	S-Enjoy Service Group Co. Ltd.	94,000	182,920
	SF Holding Co. Ltd., Class A	79,700	803,664
	SG Micro Corp., Class A	2,100	106,312
	SGIS Songshan Co. Ltd., Class A	82,700	57,235
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	36,218	99,047
#	Shandong Chenming Paper Holdings Ltd., Class H	158,249	76,116
#Ω	Shandong Gold Mining Co. Ltd., Class H	236,750	428,035
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	24,600	96,060
	Shandong Hi-speed Co. Ltd., Class A	35,300	29,587
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	53,430	259,857
	Shandong Humon Smelting Co. Ltd., Class A	52,900	94,863
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	18,500	83,787
	Shandong Linglong Tyre Co. Ltd., Class A	36,100	199,566
	Shandong Longda Meat Foodstuff Co. Ltd., Class A	36,200	56,895
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	13,100	32,663
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	70,400	35,763

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Nanshan Aluminum Co. Ltd., Class A	149,900	$101,327
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	18,820
	Shandong Publishing & Media Co. Ltd., Class A	47,900	45,812
	Shandong Sun Paper Industry JSC Ltd., Class A	72,061	129,275
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,004,000	1,710,143
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	67,600	33,068
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	35,300	58,628
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	164,000	51,561
	Shanghai AJ Group Co. Ltd., Class A	54,031	54,743
	Shanghai Bailian Group Co. Ltd., Class A	37,800	81,345
	Shanghai Baosight Software Co. Ltd., Class A	14,560	159,585
	Shanghai Belling Co. Ltd., Class A	9,200	43,498
	Shanghai Construction Group Co. Ltd., Class A	137,500	70,291
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	21,625	62,914
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	22,366
	Shanghai Environment Group Co. Ltd., Class A	28,258	51,285
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	8,410	21,860
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	70,000	191,726
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	112,000	54,893
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	4,900	29,254
	Shanghai Gench Education Group Ltd.	16,000	10,724
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	5,500	20,380
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,100	60,624
	Shanghai Industrial Development Co. Ltd., Class A	57,300	34,753
	Shanghai Industrial Holdings Ltd.	262,000	390,955
	Shanghai Industrial Urban Development Group Ltd.	918,400	79,062
*	Shanghai International Airport Co. Ltd., Class A	7,800	64,500
	Shanghai International Port Group Co. Ltd., Class A	90,300	79,786
	Shanghai Jahwa United Co. Ltd., Class A	6,600	49,373
	Shanghai Jin Jiang Capital Co. Ltd., Class H	668,000	151,405
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	3,000	25,245
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	16,400	28,913
	Shanghai Kinetic Medical Co. Ltd., Class A	14,700	23,014
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	39,927
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	38,500	65,120
	Shanghai M&G Stationery, Inc., Class A	16,500	163,544
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	34,091
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	53,933
	Shanghai Moons’ Electric Co. Ltd., Class A	4,500	11,864
	Shanghai Pudong Construction Co. Ltd., Class A	21,300	19,154
	Shanghai Pudong Development Bank Co. Ltd., Class A	269,500	376,406
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,680	241,324
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	62,765
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	4,300	19,022
	Shanghai Shimao Co. Ltd., Class A	110,100	54,382
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	31,700	46,241
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	20,518
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	72,529
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	24,300	48,990
	Shanghai Wanye Enterprises Co. Ltd., Class A	28,900	139,835
	Shanghai Weaver Network Co. Ltd., Class A	4,320	43,411
*	Shanghai Zendai Property Ltd.	3,790,000	17,395
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	19,200	49,999
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	96,336
	Shanxi Coking Co. Ltd., Class A	70,980	76,174
	Shanxi Securities Co. Ltd., Class A	59,800	58,480
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	137,600	165,896
	Shanying International Holding Co. Ltd., Class A	134,600	68,167
*	Shengda Resources Co. Ltd., Class A	18,300	33,072

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenghe Resources Holding Co. Ltd., Class A	26,900	$85,524
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	115,055
	Shenguan Holdings Group Ltd.	550,000	28,596
	Shengyi Technology Co. Ltd., Class A	31,500	109,512
	Shennan Circuits Co. Ltd., Class A	7,216	100,299
Ω	Shenwan Hongyuan Group Co. Ltd., Class H.	284,000	71,744
	Shenzhen Agricultural Products Group Co. Ltd., Class A	40,000	43,398
*	Shenzhen Airport Co. Ltd., Class A	60,600	71,663
	Shenzhen Aisidi Co. Ltd., Class A	35,000	58,624
	Shenzhen Anche Technologies Co. Ltd., Class A	2,700	8,040
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	33,200	13,175
	Shenzhen Capchem Technology Co. Ltd., Class A	5,600	125,560
	Shenzhen Center Power Tech Co. Ltd., Class A	12,100	31,413
	Shenzhen Comix Group Co. Ltd., Class A	27,700	28,681
	Shenzhen Das Intellitech Co. Ltd., Class A	117,500	62,440
	Shenzhen Desay Battery Technology Co., Class A	9,425	62,271
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	24,345
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	35,080	76,842
	Shenzhen Expressway Co. Ltd., Class H	216,000	203,576
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	31,900	63,163
	Shenzhen FRD Science & Technology Co. Ltd.	9,400	27,888
	Shenzhen Gas Corp. Ltd., Class A	37,200	52,731
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	29,678
	Shenzhen Goodix Technology Co. Ltd., Class A	7,900	126,394
*	Shenzhen Grandland Group Co. Ltd., Class A	44,100	15,567
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	21,000	76,326
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	69,594
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	32,052
*	Shenzhen Hifuture Information Technology Co. Ltd., Class A	12,000	6,485
	Shenzhen Inovance Technology Co. Ltd., Class A	18,150	184,927
	Shenzhen International Holdings Ltd.	588,930	709,022
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	35,231
#	Shenzhen Investment Ltd.	1,546,668	379,368
	Shenzhen Kaifa Technology Co. Ltd., Class A	26,700	61,753
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,600	64,368
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	77,947
	Shenzhen Megmeet Electrical Co. Ltd., Class A	12,900	61,796
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,200	714,891
*	Shenzhen MTC Co. Ltd., Class A	116,418	89,432
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	51,107
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	136,700	133,806
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	9,500	42,861
	Shenzhen SC New Energy Technology Corp., Class A	4,400	78,392
*	Shenzhen SDG Information Co. Ltd., Class A	54,800	51,356
	Shenzhen Sinovatio Technology Co. Ltd., Class A	4,300	20,017
	Shenzhen Sunline Tech Co. Ltd., Class A	19,500	38,313
	Shenzhen Sunlord Electronics Co. Ltd., Class A	12,900	66,571
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	31,200	67,232
	Shenzhen Sunway Communication Co. Ltd., Class A	22,800	84,815
	Shenzhen Tagen Group Co. Ltd., Class A	63,800	50,236
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	55,994
	Shenzhen World Union Group, Inc., Class A	48,200	28,252
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	35,900	29,059
	Shenzhen Yinghe Technology Co. Ltd., Class A	16,100	78,687
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	26,977
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	20,247	103,641
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	36,151
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	105,300	81,475
	Shenzhou International Group Holdings Ltd.	144,000	3,102,365

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	$48,256
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	37,380	93,896
	Shimao Group Holdings Ltd.	558,856	876,667
	Shinva Medical Instrument Co. Ltd., Class A	8,300	28,258
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	37,416
	Shui On Land Ltd.	1,718,021	254,495
	Sichuan Expressway Co. Ltd., Class H	284,000	65,736
*	Sichuan Haite High-tech Co. Ltd., Class A	11,100	20,532
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	230,700	128,299
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	4,000	11,981
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	35,600	98,468
*	Sichuan Languang Development Co. Ltd., Class A	77,600	20,979
	Sichuan Shuangma Cement Co. Ltd., Class A	21,200	66,307
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	16,467
	Sichuan Yahua Industrial Group Co. Ltd., Class A	10,600	54,133
	Sieyuan Electric Co. Ltd., Class A	20,300	131,621
	Sihuan Pharmaceutical Holdings Group Ltd.	1,566,000	328,637
*	SIM Technology Group Ltd.	348,000	18,400
	Sino Biopharmaceutical Ltd.	3,401,000	2,507,844
*	Sino Oil & Gas Holdings Ltd.	370,000	10,908
	Sino Wealth Electronic Ltd., Class A	9,240	88,567
	Sinocare, Inc., Class A	8,200	30,069
	Sinochem International Corp., Class A	81,480	115,607
	Sinofert Holdings Ltd.	1,006,000	157,307
	Sinolink Securities Co. Ltd., Class A	43,900	73,565
*	Sinolink Worldwide Holdings Ltd.	1,274,400	41,007
	Sinoma International Engineering Co., Class A	47,900	77,820
	Sinoma Science & Technology Co. Ltd., Class A	33,514	198,011
	Sinomach Automobile Co. Ltd., Class A	22,300	22,060
	Sino-Ocean Group Holding Ltd.	1,207,003	262,323
	Sinopec Kantons Holdings Ltd.	518,000	197,227
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,350,000	315,003
	Sinopharm Group Co. Ltd., Class H	604,400	1,435,156
	Sino-Platinum Metals Co. Ltd., Class A	13,260	47,330
	Sinosoft Technology Group Ltd.	238,800	31,316
	Sinotrans Ltd., Class H	833,000	273,825
	Sinotruk Hong Kong Ltd.	320,000	441,688
	Skshu Paint Co. Ltd., Class A	2,324	40,520
	Skyfame Realty Holdings Ltd.	1,318,000	155,534
	Skyworth Digital Co. Ltd., Class A	35,300	39,951
*	Skyworth Group Ltd.	627,476	349,575
*	SOHO China Ltd.	1,086,412	275,940
#*	Sohu.com Ltd., ADR	4,233	85,761
*	Solargiga Energy Holdings Ltd.	551,000	35,405
	Songcheng Performance Development Co. Ltd., Class A	21,500	47,059
	SooChow Securities Co. Ltd., Class A	65,700	87,012
*	Sou Yu Te Group Co. Ltd., Class A	136,300	31,297
*	South Manganese Investment Ltd.	120,000	18,960
*	Sparkle Roll Group Ltd.	456,000	10,519
*	Spring Airlines Co. Ltd., Class A	9,700	88,656
*	SPT Energy Group, Inc.	484,000	19,144
	SSY Group Ltd.	825,719	392,246
*	Starrise Media Holdings Ltd.	70,000	1,280
	Suchuang Gas Corp. Ltd.	24,000	7,465
	Sun King Technology Group Ltd.	398,000	225,713
	Sunac China Holdings Ltd.	1,034,000	2,211,234
	Sunflower Pharmaceutical Group Co. Ltd., Class A	18,983	42,405
	Sunfly Intelligent Technology Co. Ltd., Class A	14,200	26,897
	Sungrow Power Supply Co. Ltd., Class A	11,600	298,161

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Suning Universal Co. Ltd., Class A	121,700	$91,198
*	Suning.com Co. Ltd., Class A	114,700	80,101
	Sunny Optical Technology Group Co. Ltd.	129,400	3,472,247
	Sunresin New Materials Co. Ltd., Class A	10,147	124,266
#*Ω	Sunshine 100 China Holdings Ltd.	120,000	6,948
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	42,096
*	Sunwave Communications Co. Ltd., Class A	15,500	12,811
	Sunwoda Electronic Co. Ltd., Class A	32,500	250,341
	Suofeiya Home Collection Co. Ltd., Class A	4,500	11,866
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	49,149
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	38,500	122,464
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,250	66,464
	Suzhou Maxwell Technologies Co. Ltd., Class A	600	71,889
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,200	12,986
	Suzhou TFC Optical Communication Co. Ltd., Class A	7,740	31,027
	Symphony Holdings Ltd.	690,000	82,505
	Taiji Computer Corp. Ltd., Class A	13,579	59,242
	TangShan Port Group Co. Ltd., Class A	193,130	80,569
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	60,200	86,859
*	Taung Gold International Ltd.	4,350,000	13,897
	TCL Electronics Holdings Ltd.	374,666	203,141
	TCL Technology Group Corp., Class A	121,500	115,182
	Tech-Bank Food Co. Ltd., Class A	49,700	48,813
	Ten Pao Group Holdings Ltd.	172,000	42,588
	Tencent Holdings Ltd.	1,072,700	65,252,119
*	Tencent Music Entertainment Group, ADR	95,906	753,821
#	Tenfu Cayman Holdings Co. Ltd.	66,000	47,540
	Three Squirrels, Inc., Class A	3,800	25,212
	Thunder Software Technology Co. Ltd., Class A	3,200	68,074
	Tian An China Investment Co. Ltd.	209,000	120,877
*Ω	Tian Ge Interactive Holdings Ltd.	204,000	23,383
*	Tian Shan Development Holding Ltd.	114,000	24,791
#	Tiangong International Co. Ltd.	464,000	279,148
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,300	66,639
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	176,000	86,982
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	96,300	61,419
	Tianjin Development Holdings Ltd.	186,000	41,292
	Tianjin Guangyu Development Co. Ltd., Class A	56,000	146,501
	Tianjin Port Development Holdings Ltd.	922,000	76,989
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	34,400	282,154
	Tianli Education International Holdings Ltd.	489,000	101,669
	Tianma Microelectronics Co. Ltd., Class A	32,700	62,950
#	Tianneng Power International Ltd.	396,000	452,190
	Tianshui Huatian Technology Co. Ltd., Class A	61,300	123,228
*	Tianyun International Holdings Ltd.	132,000	24,265
	Tibet Summit Resources Co. Ltd., Class A	31,200	148,857
	Tibet Tianlu Co. Ltd., Class A	26,700	26,501
	Times China Holdings Ltd.	125,000	85,057
	Tingyi Cayman Islands Holding Corp.	910,000	1,698,500
	Titan Wind Energy Suzhou Co. Ltd., Class A	69,200	230,302
	TK Group Holdings Ltd.	28,000	10,601
	Toly Bread Co. Ltd., Class A	19,382	95,171
	Tomson Group Ltd.	236,385	57,591
	Tong Ren Tang Technologies Co. Ltd., Class H	257,000	182,360
*	Tongcheng-Elong Holdings Ltd.	350,000	780,028
*	Tongda Group Holdings Ltd.	2,174,999	69,787
*	Tongdao Liepin Group	22,400	32,015
*	Tongding Interconnection Information Co. Ltd., Class A	53,200	32,658
	TongFu Microelectronics Co. Ltd., Class A	32,500	101,716

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tongguan Gold Group Ltd.	220,000	$22,050
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,600	105,774
	Tongkun Group Co. Ltd., Class A	30,800	96,104
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	38,200	46,300
	Tongling Nonferrous Metals Group Co. Ltd., Class A	217,505	126,103
	Tongwei Co. Ltd., Class A	48,400	432,154
	Tongyu Communication, Inc., Class A	9,300	21,753
	Tongyu Heavy Industry Co. Ltd., Class A	62,700	30,877
#	Top Spring International Holdings Ltd.	95,000	14,360
*	Topchoice Medical Corp., Class A	3,500	130,223
	Topsec Technologies Group, Inc., Class A	17,800	51,274
Ω	Topsports International Holdings Ltd.	75,000	91,114
	Towngas China Co. Ltd.	339,359	232,976
	Transfar Zhilian Co. Ltd., Class A	97,900	125,300
	TravelSky Technology Ltd., Class H	369,500	690,394
*	Trigiant Group Ltd.	420,000	35,049
*	Trip.com Group Ltd., ADR	98,998	2,827,383
*	Trip.com Group Ltd.	6,000	172,478
	Truly International Holdings Ltd.	583,140	190,119
Ω	Tsaker Chemical Group Ltd.	61,500	12,811
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,100	43,691
*	Tuniu Corp., Sponsored ADR	18,924	25,169
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	42,200	25,547
	UE Furniture Co. Ltd., Class A	7,900	12,537
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	7,800	246,926
	Unilumin Group Co. Ltd., Class A	13,700	17,539
	Uni-President China Holdings Ltd.	674,966	575,267
	Unisplendour Corp. Ltd., Class A	41,740	180,856
	United Energy Group Ltd.	3,476,000	307,473
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	21,400	46,445
	Valiant Co. Ltd., Class A	24,900	80,107
	Vatti Corp. Ltd., Class A	51,700	47,614
	Victory Giant Technology Huizhou Co. Ltd., Class A	20,200	83,086
#	Vinda International Holdings Ltd.	157,000	432,870
#*	Viomi Technology Co. Ltd., ADR	10,053	44,334
*	Vipshop Holdings Ltd., ADR	157,895	1,762,108
	Visual China Group Co. Ltd., Class A	10,200	21,075
	Walvax Biotechnology Co. Ltd., Class A	12,600	108,845
*	Wanda Film Holding Co. Ltd., Class A	16,250	35,592
	Wangfujing Group Co. Ltd., Class A	19,100	91,963
	Wangneng Environment Co. Ltd., Class A	10,308	26,013
	Wangsu Science & Technology Co. Ltd., Class A	85,900	73,516
	Wanguo International Mining Group Ltd.	78,000	20,625
	Wanhua Chemical Group Co. Ltd., Class A	50,180	829,194
	Want Want China Holdings Ltd.	1,966,000	1,524,722
	Wanxiang Qianchao Co. Ltd., Class A	99,520	93,091
	Wasion Holdings Ltd.	236,000	80,861
	Wasu Media Holding Co. Ltd., Class A	50,700	57,856
#*	Weibo Corp., Sponsored ADR	21,750	978,315
	Weichai Power Co. Ltd., Class H	686,120	1,228,132
	Weifu High-Technology Group Co. Ltd., Class A	17,900	54,301
	Weihai Guangwei Composites Co. Ltd., Class A	8,600	91,315
	Weiqiao Textile Co., Class H	205,500	76,799
	Wellhope Foods Co. Ltd., Class A	33,300	47,657
	Wens Foodstuffs Group Co. Ltd., Class A	164,600	423,495
	Western Region Gold Co. Ltd., Class A	11,400	20,657
	Western Securities Co. Ltd., Class A	46,104	55,226
	Western Superconducting Technologies Co. Ltd., Class A	4,194	50,989
	Wharf Holdings Ltd.	529,000	1,839,211

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co. Ltd.Shanghai, Class A	10,600	$440,403
	Wingtech Technology Co. Ltd., Class A	13,300	228,267
	Winning Health Technology Group Co. Ltd., Class A	18,300	36,157
	Wisdom Education International Holdings Co. Ltd.	294,000	50,360
*	Wison Engineering Services Co. Ltd.	106,000	5,540
	Wolong Electric Group Co. Ltd., Class A	38,600	89,252
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	18,500	17,486
	Wuhan Department Store Group Co. Ltd., Class A	20,700	32,697
	Wuhan Guide Infrared Co. Ltd., Class A	25,340	86,073
	Wuhan Jingce Electronic Group Co. Ltd., Class A	5,400	43,974
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	21,775
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,700	54,287
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,200	157,124
	Wuhu Token Science Co. Ltd., Class A	79,178	127,070
	Wuling Motors Holdings Ltd.	280,000	58,707
	WUS Printed Circuit Kunshan Co. Ltd., Class A	45,430	72,736
#Ω	WuXi AppTec Co. Ltd., Class H	39,960	853,192
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,280	220,172
	Wuxi Taiji Industry Co. Ltd., Class A	42,300	52,905
	XCMG Construction Machinery Co. Ltd., Class A	104,800	100,283
	XGD, Inc., Class A	31,476	46,641
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	189,500	138,079
	Xiamen C & D, Inc., Class A	84,700	105,945
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	18,900	32,113
	Xiamen Faratronic Co. Ltd., Class A	4,500	135,961
	Xiamen International Airport Co. Ltd., Class A	5,782	14,418
	Xiamen International Port Co. Ltd., Class H	426,000	47,419
	Xiamen Intretech, Inc., Class A	14,450	69,601
	Xiamen ITG Group Corp. Ltd., Class A	66,100	71,454
	Xiamen Kingdomway Group Co., Class A	16,600	78,822
	Xiamen Meiya Pico Information Co. Ltd., Class A	22,200	53,377
	Xiamen Tungsten Co. Ltd., Class A	29,500	104,611
	Xiamen Xiangyu Co. Ltd., Class A	73,000	88,357
	Xiandai Investment Co. Ltd., Class A	36,400	22,779
*Ω	Xiaomi Corp., Class B	2,221,000	6,071,225
	Xilinmen Furniture Co. Ltd., Class A	9,300	38,288
*	Xinchen China Power Holdings Ltd.	172,000	23,902
	Xinfengming Group Co. Ltd., Class A	38,000	87,179
	Xingda International Holdings Ltd.	483,454	109,810
	Xingfa Aluminium Holdings Ltd.	48,000	58,528
	Xinhu Zhongbao Co. Ltd., Class A	162,000	72,903
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	198,000	144,752
	Xinjiang Communications Construction Group Co. Ltd., Class A	11,300	18,705
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	313,058	700,090
*	Xinjiang Machinery Research Institute Co. Ltd., Class A	26,000	20,942
	Xinjiang Tianshan Cement Co. Ltd., Class A	20,500	43,709
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	6,600	28,629
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	130,100	75,462
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	35,600	101,169
	Xinyi Energy Holdings Ltd.	558,000	329,019
	Xinyi Solar Holdings Ltd.	1,260,283	2,617,935
	Xinyu Iron & Steel Co. Ltd., Class A	105,000	96,994
	Xinyuan Real Estate Co. Ltd., ADR	20,746	23,858
#	Xtep International Holdings Ltd.	670,774	877,236
	Xuji Electric Co. Ltd., Class A	29,000	89,801
*	Xunlei Ltd., ADR	30,350	88,622
Ω	Yadea Group Holdings Ltd.	340,000	584,178
*	YaGuang Technology Group Co. Ltd., Class A	35,500	47,471

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yanchang Petroleum International Ltd.	3,460,000	$35,083
	Yango Group Co. Ltd., Class A	80,500	40,470
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	36,000	60,627
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,400	74,823
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	16,200	35,114
	Yantai Eddie Precision Machinery Co. Ltd., Class A	12,720	71,085
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	25,500	168,011
	YanTai Shuangta Food Co. Ltd., Class A	44,800	63,896
*	Yashili International Holdings Ltd.	397,000	29,127
	Yealink Network Technology Corp. Ltd., Class A	12,500	147,620
	YGSOFT, Inc., Class A	18,120	19,210
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	192,200	89,860
*	Yida China Holdings Ltd.	36,000	4,683
	Yifeng Pharmacy Chain Co. Ltd., Class A	10,990	82,023
#	Yihai International Holding Ltd.	166,000	972,363
	Yijiahe Technology Co. Ltd., Class A	3,360	29,322
	Yintai Gold Co. Ltd., Class A	69,040	94,812
	Yipinhong Pharmaceutical Co. Ltd., Class A	8,280	41,174
	Yip’s Chemical Holdings Ltd.	88,000	52,064
*	Yiren Digital Ltd., Sponsored ADR	34,424	108,091
*Ω	Yixin Group Ltd.	237,000	44,289
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,200	60,554
	Yonghui Superstores Co. Ltd., Class A	140,400	86,330
	Yonyou Network Technology Co. Ltd., Class A	19,100	94,805
	Yotrio Group Co. Ltd., Class A	68,400	37,046
	Youngor Group Co. Ltd., Class A	61,600	61,853
*	Youzu Interactive Co. Ltd., Class A	28,800	59,659
*	Yuan Heng Gas Holdings Ltd.	184,000	12,011
	Yuexiu Property Co. Ltd.	797,058	700,366
	Yuexiu Transport Infrastructure Ltd.	348,752	223,398
	Yum China Holdings, Inc.	96,273	5,495,263
	Yunda Holding Co. Ltd., Class A	56,992	166,268
*	Yunnan Aluminium Co. Ltd., Class A	84,300	156,933
	Yunnan Baiyao Group Co. Ltd., Class A	13,042	182,579
	Yunnan Copper Co. Ltd., Class A	53,800	111,692
	Yunnan Energy New Material Co. Ltd., Class A	6,752	307,932
*	Yunnan Tin Co. Ltd., Class A	54,400	139,295
	Yunnan Water Investment Co. Ltd., Class H	77,000	9,980
	Yutong Bus Co. Ltd., Class A	39,400	69,799
#	Yuzhou Group Holdings Co. Ltd.	1,178,648	128,501
#*	Zai Lab Ltd.	3,000	311,223
	ZBOM Home Collection Co. Ltd., Class A	5,530	17,085
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,900	507,860
#	Zhaojin Mining Industry Co. Ltd., Class H	574,500	409,019
	Zhefu Holding Group Co. Ltd., Class A	117,700	131,501
*	Zhejiang Century Huatong Group Co. Ltd., Class A	96,800	112,218
	Zhejiang Chint Electrics Co. Ltd., Class A	41,200	388,742
	Zhejiang Communications Technology Co. Ltd.	48,900	39,686
	Zhejiang Crystal-Optech Co. Ltd., Class A	39,800	97,945
	Zhejiang Dahua Technology Co. Ltd., Class A	48,700	165,897
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,840	94,249
#	Zhejiang Expressway Co. Ltd., Class H	522,000	463,094
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	15,700	32,749
	Zhejiang Hailiang Co. Ltd., Class A	59,900	98,573
	Zhejiang HangKe Technology, Inc. Co., Class A	2,370	38,371
	Zhejiang Hangmin Co. Ltd., Class A	25,400	21,567
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	61,487
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	53,092
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	37,810	108,675

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huayou Cobalt Co. Ltd., Class A	6,500	$112,735
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,100	71,993
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	16,929
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	45,281
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,400	172,164
*	Zhejiang Jingu Co. Ltd., Class A	31,000	34,208
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	24,720	31,137
*	Zhejiang Jinke Tom Culture Industry Co Ltd, Class A	120,900	83,575
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	14,600	28,822
	Zhejiang Juhua Co. Ltd., Class A	39,000	94,713
	Zhejiang Longsheng Group Co. Ltd., Class A	62,600	121,716
	Zhejiang Medicine Co. Ltd., Class A	30,500	76,037
	Zhejiang Meida Industrial Co. Ltd., Class A	25,100	64,271
	Zhejiang Narada Power Source Co. Ltd., Class A	28,900	51,010
	Zhejiang NHU Co. Ltd., Class A	45,980	194,879
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	73,840	47,003
	Zhejiang Runtu Co. Ltd., Class A	45,300	62,588
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	41,540	153,968
	Zhejiang Satellite Petrochemical Co. Ltd., Class A	26,460	161,228
	Zhejiang Semir Garment Co. Ltd., Class A	34,300	40,277
	Zhejiang Supor Co. Ltd., Class A	10,000	82,773
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	9,720	57,603
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	61,092
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	83,663
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	31,190	133,756
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	32,600	91,602
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	5,200	43,531
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	26,800	115,909
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	19,506
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	39,129
*	Zhejiang Yongtai Technology Co. Ltd., Class A	39,300	440,562
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	124,000	130,053
#	Zhenro Properties Group Ltd.	731,000	347,437
*	Zheshang Securities Co. Ltd., Class A	31,000	59,656
*	Zhong An Group Ltd.	906,000	36,137
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	222,600	809,698
	Zhongji Innolight Co. Ltd., Class A	16,100	83,263
	Zhongjin Gold Corp. Ltd., Class A	95,500	123,792
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	63,500	67,486
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	43,078
	Zhongsheng Group Holdings Ltd.	258,000	2,326,217
*	Zhongtian Financial Group Co. Ltd., Class A	137,900	54,123
	Zhongyu Gas Holdings Ltd.	283,455	271,639
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,050	18,096
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	247,500	222,489
	Zhuguang Holdings Group Co. Ltd.	344,000	75,547
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	30,200	40,840
*	Zhuzhou CRRC Times Electric Co., Class H	243,050	1,161,418
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,600	98,733
	Zhuzhou Kibing Group Co. Ltd., Class A	91,500	227,082
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	84,980	149,235
*	ZJBC Information Technology Co. Ltd., Class A	25,100	12,321
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	530,800	382,326
	ZTE Corp., Class H	178,120	534,687
	ZTO Express Cayman, Inc., ADR	99,290	2,912,176

TOTAL CHINA			543,443,928

COLOMBIA — (0.1%)
	Banco de Bogota SA	14,722	296,728

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA, Sponsored ADR	10,754	$386,391
	Bancolombia SA	25,379	226,985
	Bolsa de Valores de Colombia	3,425	8,922
	Celsia SA ESP	188,393	214,321
*	CEMEX Latam Holdings SA	49,384	45,899
*	Corp. Financiera Colombiana SA	39,515	311,334
	Grupo Aval Acciones y Valores SA, ADR	9,190	55,416
	Grupo de Inversiones Suramericana SA	35,350	206,051
	Grupo Energia Bogota SA ESP	167,811	121,210
	Grupo Nutresa SA	34,593	202,189
	Interconexion Electrica SA ESP	81,322	488,269
	Mineros SA	52,184	55,777
	Promigas SA ESP	7,608	14,890

TOTAL COLOMBIA			2,634,382

CZECH REPUBLIC — (0.1%)
*	Komercni banka AS	14,185	550,210
*Ω	Moneta Money Bank AS	78,811	308,630
	O2 Czech Republic AS	13,348	153,269

TOTAL CZECH REPUBLIC			1,012,109

EGYPT — (0.1%)
*	Commercial International Bank Egypt SAE, GDR	309,893	960,772
*	Commercial International Bank Egypt SAE, GDR	1,267	3,926
*	Egyptian Financial Group-Hermes Holding Co., GDR	8,628	13,806
*	Egyptian Financial Group-Hermes Holding Co., GDR	1,591	2,554

TOTAL EGYPT			981,058

GREECE — (0.3%)
*	Aegean Airlines SA	8,769	52,608
*	Alpha Services & Holdings SA	282,518	360,171
	Athens Water Supply & Sewage Co. SA	12,815	112,178
	Autohellas Tourist & Trading SA	17,014	156,884
	Bank of Greece	6,492	126,882
*	Ellaktor SA	54,975	87,531
*	Eurobank Ergasias Services & Holdings SA, Class A	558,762	586,877
*††	FF Group	11,777	12,253
*	Fourlis Holdings SA	18,564	82,519
*	GEK Terna Holding Real Estate Construction SA	19,817	222,174
	Hellenic Exchanges—Athens Stock Exchange SA	15,826	67,796
	Hellenic Petroleum SA	17,406	120,008
	Hellenic Telecommunications Organization SA	40,945	726,930
	Holding Co. ADMIE IPTO SA	35,459	104,666
*	Intracom Holdings SA	24,302	56,254
	JUMBO SA	12,686	188,823
*	LAMDA Development SA	27,190	224,096
*	Motor Oil Hellas Corinth Refineries SA	14,225	241,456
	Mytilineos SA	20,002	365,527
*	National Bank of Greece SA	91,365	288,505
*	Piraeus Financial Holdings SA	7,489	12,799
	Piraeus Port Authority SA	3,761	79,181
	Quest Holdings SA	3,484	69,856
	Sarantis SA	12,002	121,168
	Terna Energy SA	11,013	148,907

TOTAL GREECE			4,616,049

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (0.1%)
	AKM Industrial Co. Ltd.	70,000	$9,879
	Anxin-China Holdings Ltd.	784,000	0
#	Atlas Corp.	27,491	384,874
	BYD Electronic International Co. Ltd.	306,500	909,879
*	China Energy Engineering Corp.	493,028	183,365
	Karce International Holdings	134,000	0
	Magnum Uranium Corp.	112,000	0
*	MMG Ltd.	1,398,000	645,739
††	SMI Culture & Travel Group Holdings Ltd.	323,197	3,896
††	Tech-Pro, Inc.	1,644,000	2,705
	Texhong Textile Group Ltd.	108,500	161,897
	Untrade Youyuan Holdings	136,920	0
	Untrade. C Fiber Optic	396,000	0
††	Untrade.CTEG	882,000	7,232

TOTAL HONG KONG			2,309,466

HUNGARY — (0.2%)
#	4iG Nyrt	18,019	52,405
	Magyar Telekom Telecommunications PLC	189,288	260,586
	MOL Hungarian Oil & Gas PLC	182,115	1,556,230
*	Opus Global Nyrt	86,665	65,903
*	OTP Bank Nyrt	36,110	2,169,756

TOTAL HUNGARY			4,104,880

INDIA — (11.9%)
*	3M India Ltd.	25	8,465
	Aarti Industries Ltd.	52,236	676,881
	ABB India Ltd.	2,863	80,231
	ABB Power Products & Systems India Ltd.	1,047	30,824
	Abbott India Ltd.	1,520	406,029
	Action Construction Equipment Ltd.	10,342	32,523
*	Adani Green Energy Ltd.	84,873	1,307,322
	Adani Ports & Special Economic Zone Ltd.	60,918	566,701
	Adani Total Gas Ltd.	15,492	300,974
*	Adani Transmission Ltd.	90,379	2,156,322
*	Aditya Birla Capital Ltd.	205,076	265,037
	Advanced Enzyme Technologies Ltd.	17,436	88,050
	Aegis Logistics Ltd.	46,855	132,623
*	AGC Networks Ltd.	1,826	23,424
	Agro Tech Foods Ltd.	3,172	41,667
*	Ahluwalia Contracts India Ltd.	8,858	44,543
	AIA Engineering Ltd.	12,413	319,398
	Ajanta Pharma Ltd.	12,805	358,101
	Akzo Nobel India Ltd.	3,881	109,096
	Alembic Ltd.	38,303	53,309
	Alembic Pharmaceuticals Ltd.	27,495	286,161
	Alkyl Amines Chemicals	4,003	193,001
	Allcargo Logistics Ltd.	33,994	122,496
	Amara Raja Batteries Ltd.	27,685	252,630
	Amrutanjan Health Care Ltd.	2,654	32,475
*††	Amtek Auto Ltd.	52,973	365
	Anant Raj Ltd.	24,920	20,498
	Andhra Sugars Ltd.	3,878	33,141
	Apar Industries Ltd.	5,195	47,265
	Apcotex Industries Ltd.	2,124	11,187
*	APL Apollo Tubes Ltd.	36,130	388,088
	Apollo Tyres Ltd.	166,410	476,713
*	Arvind Fashions Ltd.	26,421	106,001

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Arvind Ltd.	68,483	$120,642
	Asahi India Glass Ltd.	25,092	142,782
	Ashiana Housing Ltd.	11,052	26,696
	Ashok Leyland Ltd.	386,278	738,803
*	Ashoka Buildcon Ltd.	39,545	55,790
	Asian Paints Ltd.	54,256	2,254,278
	Astec Lifesciences Ltd.	543	9,144
	Astral Ltd.	20,253	591,932
	AstraZeneca Pharma India Ltd.	250	10,036
	Atul Ltd.	4,663	569,131
*Ω	AU Small Finance Bank Ltd.	23,084	377,491
	Automotive Axles Ltd.	1,880	34,017
	Avanti Feeds Ltd.	16,758	124,190
*Ω	Avenue Supermarts Ltd.	8,681	536,882
*	Axis Bank Ltd.	331,706	3,314,138
	Bajaj Auto Ltd.	11,830	587,805
	Bajaj Consumer Care Ltd.	33,236	103,138
	Bajaj Finance Ltd.	25,402	2,525,469
	Bajaj Finserv Ltd.	4,706	1,125,956
*	Bajaj Hindusthan Sugar Ltd.	89,715	16,296
	Bajaj Holdings & Investment Ltd.	12,859	827,204
	Balaji Amines Ltd.	5,263	243,823
	Balkrishna Industries Ltd.	32,449	1,067,574
	Balmer Lawrie & Co. Ltd.	30,656	51,743
	Balrampur Chini Mills Ltd.	75,503	331,568
*	Bank of Baroda	237,522	310,659
*	Bank of Maharashtra	93,491	26,061
	Bannari Amman Sugars Ltd.	894	27,046
	BASF India Ltd.	3,352	145,913
	BEML Ltd.	7,025	151,014
	Berger Paints India Ltd.	43,471	431,397
*	BF Utilities Ltd.	1,680	9,156
	Bhansali Engineering Polymers Ltd.	23,290	55,521
	Bharat Bijlee Ltd.	739	14,773
	Bharat Forge Ltd.	57,502	596,478
	Bharat Petroleum Corp. Ltd.	152,225	854,292
	Bharat Rasayan Ltd.	503	68,701
*	Bharti Airtel Ltd.	437,961	4,020,203
	Bharti Airtel Ltd.	29,968	113,699
*	Biocon Ltd.	91,350	429,486
	Birlasoft Ltd.	74,686	408,146
	Blue Dart Express Ltd.	1,377	122,714
	Blue Star Ltd.	7,592	97,769
	Bodal Chemicals Ltd.	15,834	26,020
	Bombay Burmah Trading Co.	2,882	41,565
	Bosch Ltd.	1,319	299,546
	Brigade Enterprises Ltd.	38,562	242,328
	Britannia Industries Ltd.	12,364	607,282
	BSE Ltd.	11,966	211,800
*	Camlin Fine Sciences Ltd.	21,449	47,673
	Can Fin Homes Ltd.	18,789	157,648
*	Canara Bank	148,612	426,474
*	Capacit’e Infraprojects Ltd.	12,709	28,219
	Carborundum Universal Ltd.	25,398	285,502
	Care Ratings Ltd.	5,760	52,582
	Castrol India Ltd.	125,055	232,618
	CCL Products India Ltd.	34,083	174,931
	Ceat Ltd.	12,726	213,734
*	Central Bank of India	121,583	35,705

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Central Depository Services India Ltd.	16,421	$296,821
	Century Enka Ltd.	1,928	11,443
	Century Plyboards India Ltd.	12,347	89,304
	Century Textiles & Industries Ltd.	18,089	189,813
	Cera Sanitaryware Ltd.	1,761	121,583
	Chambal Fertilizers & Chemicals Ltd.	77,582	384,982
*	Chennai Petroleum Corp. Ltd.	31,633	51,787
††	Chennai Super Kings Cricket Ltd.	130,176	733
	Cholam&alam Investment & Finance Co. Ltd.	119,519	998,899
	Cholamandalam Financial Holdings Ltd.	41,732	390,879
	Cigniti Technologies Ltd.	1,703	13,499
	City Union Bank Ltd.	133,999	305,044
	Clariant Chemicals India Ltd.	1,415	10,411
	Coforge Ltd.	6,179	401,720
	Colgate-Palmolive India Ltd.	24,888	512,202
	Container Corp. Of India Ltd.	61,021	537,039
	Coromandel International Ltd.	44,518	467,511
	Cosmo Films Ltd.	3,796	80,395
*	CreditAccess Grameen Ltd.	8,825	73,693
	CRISIL Ltd.	7,305	271,697
	Crompton Greaves Consumer Electricals Ltd.	190,418	1,186,471
*	CSB Bank Ltd.	2,664	10,517
	Cummins India Ltd.	29,203	350,124
	Cyient Ltd.	23,996	342,240
	Dabur India Ltd.	84,311	663,249
	DB Corp. Ltd.	10,708	14,042
*	DCB Bank Ltd.	99,628	121,425
	DCM Shriram Ltd.	26,469	349,550
*	DCW Ltd.	20,072	12,756
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	16,772	90,465
	Deepak Nitrite Ltd.	20,255	606,289
	Dhampur Sugar Mills Ltd.	15,975	63,057
*	Dhani Services Ltd.	77,153	185,641
*	Dhani Services Ltd.	6,548	7,695
	Dhanuka Agritech Ltd.	6,349	61,944
Ω	Dilip Buildcon Ltd.	18,685	150,059
*	Dish TV India Ltd.	385,844	89,378
*	Dishman Carbogen Amcis Ltd.	29,525	81,365
	Divi’s Laboratories Ltd.	19,289	1,331,845
	Dixon Technologies India Ltd.	9,731	647,531
	DLF Ltd.	138,279	740,186
Ω	Dr Lal PathLabs Ltd.	7,965	376,401
*	DRC Systems India Ltd.	193	1,025
*	Dredging Corp. of India Ltd.	4,602	20,724
	eClerx Services Ltd.	10,693	313,465
	Edelweiss Financial Services Ltd.	176,449	182,657
	Eicher Motors Ltd.	26,952	898,219
*	EID Parry India Ltd.	39,453	241,101
*	EIH Ltd.	53,723	99,686
	Electrosteel Castings Ltd.	40,987	18,490
	Elgi Equipments Ltd.	50,996	136,145
	Emami Ltd.	66,781	479,076
Ω	Endurance Technologies Ltd.	12,236	299,295
	Engineers India Ltd.	68,296	66,480
	EPL Ltd.	36,772	105,815
Ω	Eris Lifesciences Ltd.	5,629	62,479
	ESAB India Ltd.	896	30,436
	Escorts Ltd.	22,614	478,754
*	Eveready Industries India Ltd.	4,523	21,671

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Everest Kanto Cylinder Ltd.	6,895	$10,356
	Excel Industries Ltd.	733	9,398
	Exide Industries Ltd.	132,604	306,696
*	FDC Ltd.	16,795	71,876
	Federal Bank Ltd.	659,777	863,375
	Filatex India Ltd.	19,007	25,447
	Fine Organic Industries Ltd.	1,565	69,108
	Finolex Cables Ltd.	31,095	195,121
	Finolex Industries Ltd.	96,065	282,712
	Firstsource Solutions Ltd.	118,484	314,910
	Force Motors Ltd.	1,162	21,911
*	Future Retail Ltd.	49,069	31,661
	Gabriel India Ltd.	37,453	77,084
	GAIL India Ltd.	596,895	1,184,908
	Galaxy Surfactants Ltd.	3,023	127,183
	Garware Technical Fibres Ltd.	4,765	215,232
	Gateway Distriparks Ltd.	32,484	121,626
*	Gati Ltd.	31,580	58,628
	GE Power India Ltd.	2,341	9,060
*	GE T&D India Ltd.	15,322	26,249
*Ω	General Insurance Corp. of India	25,497	45,429
	Genus Power Infrastructures Ltd.	13,311	12,039
	Geojit Financial Services Ltd.	10,416	11,285
	GHCL Ltd.	25,102	141,668
	GIC Housing Finance Ltd.	5,309	11,449
	Gillette India Ltd.	2,205	166,741
	GlaxoSmithKline Pharmaceuticals Ltd.	2,067	41,454
	Godawari Power & Ispat Ltd.	4,506	21,419
	Godawari Power & Ispat Ltd.	4,506	21,400
Ω	Godrej Agrovet Ltd.	5,026	39,795
*	Godrej Consumer Products Ltd.	66,618	855,877
*	Godrej Industries Ltd.	17,871	138,872
*	Godrej Properties Ltd.	15,816	473,850
	Goodyear India Ltd.	770	10,453
	Granules India Ltd.	79,722	331,698
	Graphite India Ltd.	17,966	128,384
	Grasim Industries Ltd.	62,234	1,438,664
	Great Eastern Shipping Co. Ltd.	48,031	209,013
	Greaves Cotton Ltd.	33,513	60,017
	Greenlam Industries Ltd.	554	10,587
*	Greenpanel Industries Ltd.	2,397	12,390
	Greenply Industries Ltd.	11,019	30,944
	Grindwell Norton Ltd.	11,071	239,235
	Gujarat Alkalies & Chemicals Ltd.	14,122	142,188
	Gujarat Ambuja Exports Ltd.	40,788	89,344
*	Gujarat Fluorochemicals Ltd.	15,486	378,616
	Gujarat Gas Ltd.	62,891	525,426
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,297	185,916
	Gujarat Pipavav Port Ltd.	113,985	170,678
	Gujarat State Fertilizers & Chemicals Ltd.	36,777	65,066
	Gujarat State Petronet Ltd.	147,373	600,212
	Gulf Oil Lubricants India Ltd.	7,008	54,421
	Hatsun Agro Product Ltd.	18,548	331,296
	Havells India Ltd.	34,877	591,710
	HBL Power Systems Ltd.	35,401	23,749
	HCL Technologies Ltd.	259,558	3,978,734
Ω	HDFC Asset Management Co. Ltd.	9,159	324,595
	HDFC Bank Ltd.	485,788	10,323,686
Ω	HDFC Life Insurance Co. Ltd.	29,218	266,577

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HEG Ltd.	4,241	$116,593
*	Hemisphere Properties India Ltd.	33,278	60,283
	Heritage Foods Ltd.	1,599	11,153
	Hero MotoCorp Ltd.	35,881	1,277,022
	Hester Biosciences Ltd.	338	10,963
	HFCL Ltd.	362,713	349,639
	HG Infra Engineering Ltd.	5,778	56,863
	Hikal Ltd.	20,117	153,539
	Himadri Speciality Chemical Ltd.	70,297	49,403
	Himatsingka Seide Ltd.	8,641	29,166
	Hinduja Global Solutions Ltd.	4,086	147,463
*	Hindustan Construction Co. Ltd.	187,686	23,754
*	Hindustan Oil Exploration Co. Ltd.	11,487	25,894
	Hindustan Unilever Ltd.	113,845	3,637,531
	Honda India Power Products Ltd.	1,167	20,695
	Honeywell Automation India Ltd.	540	304,718
	Housing Development Finance Corp. Ltd.	157,940	6,014,951
	HSIL Ltd.	5,595	17,875
	Huhtamaki India Ltd.	11,366	36,317
	I G Petrochemicals Ltd.	3,724	41,680
	ICICI Bank Ltd., Sponsored ADR	164,684	3,483,077
	ICICI Bank Ltd.	413,541	4,477,350
Ω	ICICI Lombard General Insurance Co. Ltd.	45,820	913,005
Ω	ICICI Prudential Life Insurance Co. Ltd.	49,291	408,104
Ω	ICICI Securities Ltd.	21,985	218,262
	ICRA Ltd.	468	21,510
*	IDFC First Bank Ltd.	1,002,553	666,668
*	IDFC Ltd.	477,156	354,979
*	IFCI Ltd.	325,050	53,160
	IIFL Finance Ltd.	93,354	406,773
	IIFL Securities Ltd.	99,665	129,264
	IIFL Wealth Management Ltd.	13,437	292,807
	Indiabulls Housing Finance Ltd.	112,513	326,846
*	Indiabulls Real Estate Ltd.	92,508	188,826
Ω	IndiaMart InterMesh Ltd.	4,847	462,504
	Indian Bank	49,995	114,842
Ω	Indian Energy Exchange Ltd.	47,400	449,674
	Indian Hotels Co. Ltd.	124,949	334,048
	Indian Hume Pipe Co. Ltd.	8,416	21,475
	Indian Oil Corp. Ltd.	393,126	673,287
*	Indian Overseas Bank	497,110	142,456
	Indo Count Industries Ltd.	32,201	105,237
	Indoco Remedies Ltd.	12,214	75,874
	Indraprastha Gas Ltd.	57,526	366,101
	Indus Towers Ltd.	258,549	941,574
	IndusInd Bank Ltd.	26,493	406,007
	INEOS Styrolution India Ltd.	1,619	32,368
	Infibeam Avenues Ltd.	159,324	95,913
	Info Edge India Ltd.	3,314	270,780
	Infosys Ltd., Sponsored ADR	126,157	2,810,778
	Infosys Ltd.	576,456	12,925,541
	Ingersoll Rand India Ltd.	3,630	54,403
*	Inox Leisure Ltd.	29,769	167,164
*	Inox Wind Ltd.	11,581	18,450
*	Intellect Design Arena Ltd.	22,152	193,875
*Ω	InterGlobe Aviation Ltd.	6,459	187,156
	IOL Chemicals & Pharmaceuticals Ltd.	5,983	44,489
*	IRB Infrastructure Developers Ltd.	52,618	163,317
Ω	IRCON International Ltd.	33,828	21,357

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ITD Cementation India Ltd.	35,112	$38,313
*	ITI Ltd.	6,363	10,057
	J Kumar Infraprojects Ltd.	16,914	34,240
*	Jagran Prakashan Ltd.	33,883	28,153
*	Jammu & Kashmir Bank Ltd.	81,731	43,922
	Jamna Auto Industries Ltd.	65,274	85,467
	JB Chemicals & Pharmaceuticals Ltd.	12,437	277,579
	JBM Auto Ltd.	1,690	13,588
	Jindal Poly Films Ltd.	6,772	85,908
	Jindal Saw Ltd.	73,234	112,086
*	Jindal Stainless Hisar Ltd.	54,407	244,097
*	Jindal Stainless Ltd.	57,517	148,465
	JK Lakshmi Cement Ltd.	24,704	204,077
	JK Paper Ltd.	41,108	124,053
	JK Tyre & Industries Ltd.	33,006	63,997
	JM Financial Ltd.	142,784	169,704
	JMC Projects India Ltd.	13,778	20,110
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,096	58,168
	JTEKT India Ltd.	25,454	33,581
	Jubilant Foodworks Ltd.	20,201	1,000,224
	Jubilant Ingrevia Ltd.	50,434	451,575
	Jubilant Pharmova Ltd.	50,434	401,368
*	Just Dial Ltd.	2,223	23,784
	Jyothy Labs Ltd.	31,752	66,559
	Kajaria Ceramics Ltd.	32,041	524,023
	Kalpataru Power Transmission Ltd.	29,121	163,011
	Kansai Nerolac Paints Ltd.	19,581	142,832
	Karnataka Bank Ltd.	81,525	74,217
	Karur Vysya Bank Ltd.	188,782	123,874
	Kaveri Seed Co. Ltd.	11,466	80,262
	KCP Ltd.	24,024	42,313
	KEC International Ltd.	45,894	295,109
	KEI Industries Ltd.	25,830	316,500
	Kennametal India Ltd.	1,125	20,827
*	Kesoram Industries Ltd.	29,907	25,466
*	Kesoram Industries Ltd.	14,516	7,144
	Kiri Industries Ltd.	7,501	48,690
	Kirloskar Brothers Ltd.	6,466	34,467
	Kirloskar Ferrous Industries Ltd.	22,637	71,402
	Kirloskar Industries Ltd.	339	6,971
	Kirloskar Oil Engines Ltd.	25,693	69,910
	KNR Constructions Ltd.	52,646	197,466
*	Kolte-Patil Developers Ltd.	2,646	10,950
	Kotak Mahindra Bank Ltd.	109,693	2,999,806
	KPIT Technologies Ltd.	80,994	334,457
	KPR Mill Ltd.	52,160	315,394
	KRBL Ltd.	34,591	130,793
	KSB Ltd.	4,024	71,109
*	L&T Finance Holdings Ltd.	302,996	334,471
Ω	L&T Technology Services Ltd.	7,978	505,075
	LA Opala RG Ltd.	5,529	21,619
	Lakshmi Machine Works Ltd.	1,027	120,194
Ω	Larsen & Toubro Infotech Ltd.	10,596	953,297
Ω	Laurus Labs Ltd.	96,130	664,394
*Ω	Lemon Tree Hotels Ltd.	126,649	92,458
	LG Balakrishnan & Bros Ltd.	5,958	40,166
	LIC Housing Finance Ltd.	151,919	828,314
	Linde India Ltd.	10,456	321,866
	LT Foods Ltd.	64,829	60,457

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lumax Auto Technologies Ltd.	4,794	$8,343
	LUX Industries Ltd.	2,738	130,787
	Mahanagar Gas Ltd.	19,385	260,100
	Maharashtra Scooters Ltd.	1,301	77,102
	Maharashtra Seamless Ltd.	11,052	72,351
	Mahindra & Mahindra Financial Services Ltd.	276,070	667,421
	Mahindra & Mahindra Ltd.	186,753	2,214,530
*	Mahindra CIE Automotive Ltd.	41,536	149,604
*	Mahindra Holidays & Resorts India Ltd.	14,063	43,080
*	Mahindra Lifespace Developers Ltd.	22,926	83,709
Ω	Mahindra Logistics Ltd.	7,258	62,560
	Maithan Alloys Ltd.	2,094	29,666
	Man Infraconstruction Ltd.	14,139	23,393
	Manappuram Finance Ltd.	188,283	524,548
	Marico Ltd.	108,704	825,161
	Maruti Suzuki India Ltd.	7,496	747,914
Ω	MAS Financial Services Ltd.	4,473	45,355
	Mastek Ltd.	4,770	177,601
*	Max Financial Services Ltd.	48,176	625,810
*	Max Ventures & Industries Ltd.	6,292	10,841
	Mayur Uniquoters Ltd.	7,101	40,965
*	Meghmani Finechem Ltd.	4,939	58,236
	Meghmani Organics Ltd.	52,538	76,652
Ω	Metropolis Healthcare Ltd.	7,915	313,191
	Minda Corp. Ltd.	14,058	29,504
	Minda Industries Ltd.	9,184	96,152
	Mindtree Ltd.	19,637	1,187,462
	MM Forgings Ltd.	1,833	20,932
	Monte Carlo Fashions Ltd.	1,991	10,347
	Motherson Sumi Systems Ltd.	255,991	769,882
	Motilal Oswal Financial Services Ltd.	12,868	157,404
	Mphasis Ltd.	39,459	1,710,998
	MRF Ltd.	830	859,240
	Multi Commodity Exchange of India Ltd.	3,828	87,111
	Muthoot Finance Ltd.	46,432	915,624
	Nahar Spinning Mills Ltd.	1,779	12,187
	Navin Fluorine International Ltd.	6,390	285,380
	Navneet Education Ltd.	37,731	53,242
	NBCC India Ltd.	124,180	74,440
	NCC Ltd.	140,995	134,750
	Neogen Chemicals Ltd.	3,616	57,649
	NESCO Ltd.	6,633	54,160
	Neuland Laboratories Ltd.	1,352	30,162
	NHPC Ltd.	513,010	211,902
	NIIT Ltd.	27,997	112,001
	Nilkamal Ltd.	2,517	79,845
	NOCIL Ltd.	33,470	119,751
	NRB Bearings Ltd.	15,490	26,685
	Nucleus Software Exports Ltd.	1,351	10,503
	NXTDigital Ltd.	232	1,185
*	Oberoi Realty Ltd.	48,853	594,529
*	Olectra Greentech Ltd.	7,407	56,166
*	Omaxe Ltd.	22,851	22,626
	OnMobile Global Ltd.	13,611	20,401
	Oracle Financial Services Software Ltd.	7,125	420,013
	Orient Cement Ltd.	41,148	89,442
	Orient Electric Ltd.	36,350	168,213
	Oriental Carbon & Chemicals Ltd.	2,014	27,761
	Page Industries Ltd.	1,537	773,856

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Paisalo Digital Ltd.	4,101	$51,370
	Panama Petrochem Ltd.	7,721	27,596
Ω	Parag Milk Foods Ltd.	15,727	28,421
*	PC Jeweller Ltd.	29,233	10,773
	Persistent Systems Ltd.	21,940	1,152,418
	Petronet LNG Ltd.	253,111	778,542
	Phillips Carbon Black Ltd.	29,375	86,581
	Phoenix Mills Ltd.	26,053	333,261
	PI Industries Ltd.	21,946	880,454
	Pidilite Industries Ltd.	25,623	796,113
*Ω	PNB Housing Finance Ltd.	19,675	127,321
	PNC Infratech Ltd.	35,001	152,134
	Poly Medicure Ltd.	9,128	113,415
	Polyplex Corp. Ltd.	7,496	169,390
	Power Finance Corp. Ltd.	494,396	880,490
	Power Grid Corp. of India Ltd.	487,072	1,210,731
*	Power Mech Projects Ltd.	788	10,392
	Praj Industries Ltd.	30,429	135,930
Ω	Prataap Snacks Ltd.	584	5,354
	Prestige Estates Projects Ltd.	66,478	381,205
*	Pricol Ltd.	18,893	24,555
*	Prism Johnson Ltd.	29,676	47,667
	Privi Speciality Chemicals Ltd.	2,573	55,329
	Procter & Gamble Health Ltd.	1,462	106,777
	Procter & Gamble Hygiene & Health Care Ltd.	2,275	439,519
	PSP Projects Ltd.	3,766	25,904
*	PTC India Financial Services Ltd.	37,616	9,756
	PTC India Ltd.	81,810	139,135
*	Punjab & Sind Bank	82,948	19,831
*	Punjab National Bank	417,178	235,781
*	PVR Ltd.	2,791	62,868
Ω	Quess Corp. Ltd.	24,537	284,065
Ω	Quick Heal Technologies Ltd.	4,341	12,943
	Rain Industries Ltd.	75,071	228,989
	Rajesh Exports Ltd.	26,359	224,839
	Rallis India Ltd.	15,698	55,626
*	Ramco Systems Ltd.	2,070	11,501
	Ramkrishna Forgings Ltd.	2,702	39,450
*	Rane Holdings Ltd.	1,196	9,623
	Rashtriya Chemicals & Fertilizers Ltd.	77,501	79,747
	Ratnamani Metals & Tubes Ltd.	5,800	166,599
*Ω	RBL Bank Ltd.	134,613	326,588
	REC Ltd.	416,063	833,102
	Redington India Ltd.	287,472	557,008
	Relaxo Footwears Ltd.	12,658	225,265
	Repco Home Finance Ltd.	18,308	65,954
	Rhi Magnesita India Ltd.	20,027	92,739
*	RPSG Ventures Ltd.	1,764	18,336
*	Sadbhav Engineering Ltd.	20,461	13,158
	Sagar Cements Ltd.	14,765	55,739
	Sandhar Technologies Ltd.	1,332	4,814
	Sarda Energy & Minerals Ltd.	3,031	33,637
	Saregama India Ltd.	307	16,671
	Sasken Technologies Ltd.	646	10,703
	Savita Oil Technologies Ltd.	1,381	25,560
*	SBI Cards & Payment Services Ltd.	8,320	118,558
Ω	SBI Life Insurance Co. Ltd.	31,684	485,287
	Schaeffler India Ltd.	2,191	216,068
	Sequent Scientific Ltd.	34,602	88,412

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Seshasayee Paper & Boards Ltd.	3,845	$9,024
Ω	SH Kelkar & Co. Ltd.	23,561	49,945
	Shakti Pumps India Ltd.	2,474	21,298
	Sharda Cropchem Ltd.	11,070	45,632
*	Sheela Foam Ltd.	3,910	129,506
	Shilpa Medicare Ltd.	10,912	85,709
	Shipping Corp. of India Ltd.	65,294	111,726
*	Shoppers Stop Ltd.	6,966	32,349
*	Shree Renuka Sugars Ltd.	143,648	52,193
	Shriram City Union Finance Ltd.	8,596	248,639
	Shriram Transport Finance Co. Ltd.	74,131	1,440,602
	Siemens Ltd.	5,097	149,864
*	SIS Ltd.	10,312	64,378
	Siyaram Silk Mills Ltd.	2,633	16,376
	SKF India Ltd.	4,706	209,393
	Sobha Ltd.	31,407	323,410
	Solar Industries India Ltd.	7,865	261,763
	Solara Active Pharma Sciences Ltd.	6,106	101,806
	Somany Ceramics Ltd.	3,540	36,227
	Somany Home Innovation Ltd.	14,159	84,875
	Sonata Software Ltd.	20,572	231,844
*	South Indian Bank Ltd.	597,995	75,313
*	SpiceJet Ltd.	40,546	38,417
	SRF Ltd.	43,015	1,221,432
	Srikalahasthi Pipes Ltd.	7,842	20,237
*	Star Cement Ltd.	27,483	36,965
	State Bank of India	186,967	1,262,566
	State Bank of India, GDR	3,071	207,600
	Sterlite Technologies Ltd.	61,607	226,994
	Strides Pharma Science Ltd.	15,106	108,125
	Subex Ltd.	12,769	7,280
	Subros Ltd.	9,171	44,687
	Sudarshan Chemical Industries	10,535	80,888
	Sun TV Network Ltd.	49,551	371,588
	Sundaram Finance Holdings Ltd.	6,562	6,819
	Sundaram Finance Ltd.	14,012	450,302
	Sundaram-Clayton Ltd.	2,107	108,209
	Sundram Fasteners Ltd.	31,517	352,276
	Sunteck Realty Ltd.	29,355	179,919
	Suprajit Engineering Ltd.	21,955	101,153
	Supreme Industries Ltd.	19,121	602,737
	Supreme Petrochem Ltd.	17,842	150,806
	Sutlej Textiles & Industries Ltd.	26,083	24,131
*	Suvidhaa Infoserve Ltd.	10,462	1,752
	Swaraj Engines Ltd.	2,273	52,615
	Symphony Ltd.	2,950	40,948
*Ω	Syngene International Ltd.	42,341	307,297
	Tamil Nadu Newsprint & Papers Ltd.	4,975	8,730
	Tamilnadu Petroproducts Ltd.	8,395	13,731
	Tanla Platforms Ltd.	27,111	443,889
	Tasty Bite Eatables Ltd.	176	38,817
	Tata Chemicals Ltd.	39,200	473,706
	Tata Communications Ltd.	30,412	532,283
	Tata Consultancy Services Ltd.	152,663	6,951,997
	Tata Consumer Products Ltd.	115,992	1,260,896
	Tata Elxsi Ltd.	11,493	902,468
	Tata Metaliks Ltd.	5,166	66,106
*	Tata Motors Ltd.	614,870	3,961,599
	TCI Express Ltd.	4,987	121,491

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	TCNS Clothing Co. Ltd.	1,488	$14,956
	Tech Mahindra Ltd.	139,710	2,769,463
	Techno Electric & Engineering Co. Ltd.	14,738	51,700
*Ω	Tejas Networks Ltd.	15,240	88,579
	Texmaco Rail & Engineering Ltd.	21,350	9,218
	Thermax Ltd.	8,861	164,724
	Thirumalai Chemicals Ltd.	17,735	63,169
*	Thomas Cook India Ltd.	30,131	28,686
Ω	Thyrocare Technologies Ltd.	8,171	125,230
	Tide Water Oil Co. India Ltd.	2,844	62,535
	Time Technoplast Ltd.	31,137	28,998
	Timken India Ltd.	5,771	139,246
	Tinplate Co. of India Ltd.	11,514	45,036
*	Titagarh Wagons Ltd.	12,955	16,363
	Titan Co. Ltd.	46,763	1,499,250
	Transport Corp. of India Ltd.	13,162	110,808
	Trident Ltd.	493,708	251,419
	Triveni Engineering & Industries Ltd.	44,269	112,563
	Triveni Turbine Ltd.	39,003	101,072
	TTK Prestige Ltd.	727	106,312
	Tube Investments of India Ltd.	31,972	597,545
	TV Today Network Ltd.	13,322	55,724
*	TV18 Broadcast Ltd.	217,539	121,340
	TVS Motor Co. Ltd.	50,509	447,987
	TVS Srichakra Ltd.	1,771	54,667
*	UCO Bank	304,304	58,962
	Uflex Ltd.	15,527	117,675
*	Union Bank of India	228,708	141,795
*	Unitech Ltd.	389,256	8,855
	UPL Ltd.	226,330	2,259,851
*	VA Tech Wabag Ltd.	10,086	43,009
	Vaibhav Global Ltd.	29,660	228,354
	Vakrangee Ltd.	180,675	89,296
Ω	Valiant Organics Ltd.	1,142	20,183
	Vardhman Textiles Ltd.	9,151	238,578
*Ω	Varroc Engineering Ltd.	7,080	27,871
	Varun Beverages Ltd.	36,700	416,742
	Venky’s India Ltd.	1,887	69,209
	Vesuvius India Ltd.	2,402	34,532
	V-Guard Industries Ltd.	43,882	150,197
	Vinati Organics Ltd.	11,289	287,056
	Vindhya Telelinks Ltd.	1,762	26,426
	Visaka Industries Ltd.	2,395	19,098
*	V-Mart Retail Ltd.	3,123	168,861
*	Vodafone Idea Ltd.	2,330,694	295,303
	Voltamp Transformers Ltd.	693	13,903
	Voltas Ltd.	15,356	246,927
	VRL Logistics Ltd.	15,003	75,240
	VST Tillers Tractors Ltd.	1,799	69,815
	Welspun Corp. Ltd.	45,947	82,507
	Welspun Enterprises Ltd.	26,652	35,027
	Welspun India Ltd.	173,321	321,498
	West Coast Paper Mills Ltd.	14,590	49,059
	Wheels India Ltd.	3,560	33,676
	Whirlpool of India Ltd.	6,915	205,010
	Wipro Ltd.	265,075	2,298,093
*	Yaarii Digital Integrated Services Ltd.	9,803	12,408
*	Yes Bank Ltd.	602,119	102,886
	Zee Entertainment Enterprises Ltd.	255,768	1,032,908

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zensar Technologies Ltd.	39,770	$246,743

TOTAL INDIA			208,100,417

INDONESIA — (1.5%)
	Ace Hardware Indonesia Tbk PT	2,641,700	263,263
*	Adhi Karya Persero Tbk PT	469,425	34,845
*	Adi Sarana Armada Tbk PT	225,800	50,651
*	Agung Semesta Sejahtera Tbk PT	1,060,900	3,744
*	Alam Sutera Realty Tbk PT	7,125,200	91,660
	Arwana Citramulia Tbk PT	1,603,400	97,822
	Astra Agro Lestari Tbk PT	222,067	168,384
	Astra Otoparts Tbk PT	444,800	35,503
*	Asuransi Maximus Graha Persada Tbk PT	678,200	14,722
	Bank BTPN Syariah Tbk PT	544,800	146,516
*	Bank Bukopin Tbk PT	1,983,300	60,013
*	Bank Capital Indonesia Tbk PT	1,661,500	35,573
	Bank Central Asia Tbk PT	9,278,000	4,905,996
*	Bank China Construction Bank Indonesia Tbk PT	2,840,800	25,900
	Bank Danamon Indonesia Tbk PT	164,842	31,335
*	Bank Ina Perdana PT	443,500	124,354
*	Bank Jago Tbk PT	255,200	279,281
	Bank Mandiri Persero Tbk PT	2,295,944	1,160,764
*	Bank Mayapada International Tbk PT	852,800	46,950
	Bank Maybank Indonesia Tbk PT	2,259,600	53,584
*	Bank Nationalnobu Tbk PT	30,300	2,062
	Bank Negara Indonesia Persero Tbk PT	1,054,500	521,474
*	Bank Pan Indonesia Tbk PT	1,806,900	100,698
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	117,385
	Bank Pembangunan Daerah Jawa Timur Tbk PT	2,139,900	117,869
*	Bank Rakyat Indonesia Agroniaga Tbk PT	234,900	34,992
	Bank Rakyat Indonesia Persero Tbk PT	8,223,286	2,468,496
*	Bank Syariah Indonesia Tbk PT	647,300	96,425
*	Bank Tabungan Negara Persero Tbk PT	1,605,373	201,924
	Barito Pacific Tbk PT	6,250,500	413,575
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	13,726
	BFI Finance Indonesia Tbk PT	2,615,900	194,051
*	Bintang Oto Global Tbk PT	228,400	24,262
	BISI International Tbk PT	932,700	67,105
	Blue Bird Tbk PT	106,000	11,082
*	Buana Lintas Lautan Tbk PT	5,193,600	93,947
*	Bumi Serpong Damai Tbk PT	2,488,200	195,322
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,780
*	Capital Financial Indonesia Tbk PT	1,669,100	49,502
	Charoen Pokphand Indonesia Tbk PT	1,557,315	682,885
	Ciputra Development Tbk PT	3,859,800	293,158
*	Citra Marga Nusaphala Persada Tbk PT	1,345,302	120,633
	Dharma Satya Nusantara Tbk PT	1,104,700	45,189
*	Eagle High Plantations Tbk PT	1,780,900	11,438
*	Elang Mahkota Teknologi Tbk PT	3,785,300	514,475
	Elnusa Tbk PT	2,138,700	45,910
	Erajaya Swasembada Tbk PT	3,947,500	181,421
*	FKS Food Sejahtera Tbk PT	2,008,600	31,230
	Gajah Tunggal Tbk PT	636,500	32,826
*††	Hanson International Tbk PT	46,633,300	30,858
	Indofood CBP Sukses Makmur Tbk PT	511,600	317,622
	Indofood Sukses Makmur Tbk PT	1,775,700	797,051
	Indomobil Sukses Internasional Tbk PT	357,500	25,302
*	Indosat Tbk PT	454,200	221,919
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,020,472	180,139

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Inovisi Infracom Tbk PT	668,445	$0
	Integra Indocabinet Tbk PT	504,400	29,223
*††	Inti Agri Resources Tbk PT	3,873,200	2,563
	Japfa Comfeed Indonesia Tbk PT	2,465,800	301,196
*	Jasa Marga Persero Tbk PT	653,526	193,992
	Jaya Real Property Tbk PT	1,230,300	43,134
*	Kapuas Prima Coal Tbk PT	1,774,000	15,912
*	Kawasan Industri Jababeka Tbk PT	10,561,668	117,914
*	KMI Wire & Cable Tbk PT	1,054,000	21,872
*	Kresna Graha Investama Tbk PT	3,259,900	24,429
	Link Net Tbk PT	609,400	167,304
	Lippo Cikarang Tbk PT	845,510	60,106
*	Malindo Feedmill Tbk PT	443,300	23,644
*	Map Aktif Adiperkasa PT	71,000	16,308
*	Matahari Department Store Tbk PT	205,800	44,328
	Mayora Indah Tbk PT	1,284,225	212,859
	Media Nusantara Citra Tbk PT	3,131,400	199,177
*	Mega Manunggal Property Tbk PT	628,000	25,497
*	Merdeka Copper Gold Tbk PT	1,656,700	369,592
	Metrodata Electronics Tbk PT	487,100	126,834
*	Mitra Adiperkasa Tbk PT	4,877,000	303,242
	Mitra Keluarga Karyasehat Tbk PT	890,900	143,406
*	MNC Kapital Indonesia Tbk PT	9,817,500	71,379
*	MNC Land Tbk PT	6,034,000	43,455
*	MNC Sky Vision Tbk PT	269,000	6,826
	MNC Studios International Tbk PT	298,200	10,529
*	MNC Vision Networks Tbk PT	7,599,700	129,859
	Nippon Indosari Corpindo Tbk PT	723,844	68,426
	Pabrik Kertas Tjiwi Kimia Tbk PT	461,800	272,151
*	Pacific Strategic Financial Tbk PT	1,366,900	93,574
*	Pakuwon Jati Tbk PT	3,237,400	114,576
*	Panin Financial Tbk PT	7,719,700	99,459
*	Paninvest Tbk PT	637,500	31,010
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,138,600	112,161
*	Pollux Properti Indonesia Tbk PT	109,700	25,577
*††	Pool Advista Indonesia Tbk PT	350,400	232
*	PP Persero Tbk PT	1,298,742	110,731
	Puradelta Lestari Tbk PT	3,809,400	60,332
*	Ramayana Lestari Sentosa Tbk PT	1,095,400	57,221
*††	Rimo International Lestari Tbk PT	18,540,300	12,269
	Salim Ivomas Pratama Tbk PT	1,609,400	54,751
*	Sampoerna Agro Tbk PT	487,800	76,826
	Sarana Menara Nusantara Tbk PT	5,323,400	436,327
	Sariguna Primatirta Tbk PT	1,449,700	46,655
	Sawit Sumbermas Sarana Tbk PT	1,413,000	113,865
	Selamat Sempurna Tbk PT	1,169,600	131,276
*	Sinar Mas Multiartha Tbk PT	16,500	12,813
*	Smartfren Telecom Tbk PT	14,611,400	111,570
*††	Sri Rejeki Isman Tbk PT	6,771,700	52,338
*††	Sugih Energy Tbk PT	5,670,200	3,752
	Sumber Alfaria Trijaya Tbk PT	2,905,900	245,551
*	Summarecon Agung Tbk PT	3,018,320	195,308
*	Surya Citra Media Tbk PT	9,158,000	271,670
*	Surya Semesta Internusa Tbk PT	2,192,100	77,162
	Suryainti Permata Tbk PT	1,280,000	0
#	Telkom Indonesia Persero Tbk PT, Sponsored ADR	70,483	1,852,998
	Tempo Scan Pacific Tbk PT	221,100	22,945
	Tower Bersama Infrastructure Tbk PT	1,996,300	414,662
*††	Trada Alam Minera Tbk PT	12,608,800	8,344

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Transcoal Pacific Tbk PT	281,200	$171,691
	Tunas Baru Lampung Tbk PT	1,605,700	98,007
	Tunas Ridean Tbk PT	238,000	21,024
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	124,110
	Unilever Indonesia Tbk PT	1,284,700	401,026
	Vale Indonesia Tbk PT	562,900	192,914
*	Waskita Beton Precast Tbk PT	4,254,600	46,580
*	Waskita Karya Persero Tbk PT	1,355,243	88,110
	Wijaya Karya Beton Tbk PT	1,949,300	37,436
*	Wijaya Karya Persero Tbk PT	1,331,249	117,273
	XL Axiata Tbk PT	1,581,900	344,463

TOTAL INDONESIA			25,430,339

MALAYSIA — (1.5%)
	Able Global Bhd	41,700	17,667
#	Aeon Co. M Bhd	205,600	73,429
#	AEON Credit Service M Bhd	53,090	179,525
	AFFIN Bank Bhd	202,876	83,394
*	AirAsia Group Bhd	354,400	99,476
	Ajinomoto Malaysia Bhd	6,100	23,731
	Alliance Bank Malaysia Bhd	349,000	231,706
	Allianz Malaysia Bhd	22,600	71,942
*	AMMB Holdings Bhd	609,875	494,922
	Astro Malaysia Holdings Bhd	208,900	50,274
#	ATA IMS Bhd	15,600	9,495
#	Axiata Group Bhd	685,148	654,689
	Batu Kawan Bhd	34,000	183,125
*	Bermaz Auto Bhd	177,900	69,559
	BIMB Holdings Bhd	172,031	132,911
#*	Boustead Holdings Bhd	238,660	35,176
#	Boustead Plantations Bhd	198,360	34,288
*	Bumi Armada Bhd	1,250,300	153,470
	Bursa Malaysia Bhd	161,500	292,717
#	Cahya Mata Sarawak Bhd	262,400	90,795
	Can-One Bhd	42,900	48,207
#	Careplus Group Bhd	59,700	13,335
	CB Industrial Product Holding Bhd	146,080	44,853
	CIMB Group Holdings Bhd	807,363	1,018,677
#	Comfort Glove Bhd	111,900	32,260
#	CSC Steel Holdings Bhd	55,500	17,813
#*	Cypark Resources Bhd	141,900	34,116
	D&O Green Technologies Bhd	199,200	271,854
	Daibochi Bhd	18,200	11,895
	Datasonic Group Bhd	184,500	20,956
*	Dayang Enterprise Holdings Bhd	244,545	58,019
#	Dialog Group Bhd	631,314	431,701
	DiGi.Com Bhd	532,100	544,549
#	DRB-Hicom Bhd	379,000	151,011
	Dufu Technology Corp. Bhd	87,700	94,175
#	Duopharma Biotech Bhd	176,781	72,206
	Dutch Lady Milk Industries Bhd	6,400	51,792
#	Eco World Development Group Bhd	213,400	52,623
#	Eco World International Bhd	102,000	12,073
*	Econpile Holdings Bhd	91,700	8,983
	Ekovest BHD	546,150	54,700
	FGV Holdings Bhd	63,700	23,103
	Formosa Prosonic Industries Bhd	33,300	35,050
	Fraser & Neave Holdings Bhd	38,300	250,702
#	Frontken Corp. Bhd	289,050	266,712

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Gadang Holdings Bhd	227,100	$22,785
*	Gamuda Bhd	404,248	316,503
#	Gas Malaysia Bhd	57,400	37,566
	Genting Plantations Bhd	70,800	124,847
	George Kent Malaysia Bhd	175,200	29,644
#	Globetronics Technology Bhd	206,666	104,487
#	Guan Chong Bhd	210,000	153,643
	Hai-O Enterprise Bhd	94,811	44,763
#	HAP Seng Consolidated Bhd	238,420	451,703
	Hartalega Holdings Bhd	359,600	509,754
#	Hengyuan Refining Co. Bhd	63,600	66,522
	HeveaBoard Bhd	108,600	12,448
#	Hextar Global Bhd	111,520	38,855
	Hiap Teck Venture Bhd	583,500	79,843
#	Hong Leong Bank Bhd	44,590	202,707
#	Hong Leong Financial Group Bhd	58,613	259,695
	Hong Leong Industries Bhd	26,900	59,306
	Hup Seng Industries Bhd	164,800	36,388
*	IGB Bhd	63,886	30,027
	IJM Corp. Bhd	936,314	419,230
	Inari Amertron Bhd	460,263	431,167
	Insas Bhd	133,113	32,847
#	IOI Corp. Bhd	380,105	360,714
	IOI Properties Group Bhd	363,910	112,660
*	Iskandar Waterfront City Bhd	289,100	27,602
#*	JAKS Resources Bhd	479,980	53,936
#*	Jaya Tiasa Holdings Bhd	239,505	41,051
*	JCY International Bhd	229,900	17,801
#	JHM Consolidation Bhd	82,400	39,531
	Kelington Group Bhd	41,800	17,190
	Kenanga Investment Bank Bhd	159,100	49,608
	Kerjaya Prospek Group Bhd	145,309	47,759
	Kim Loong Resources Bhd	89,860	34,961
*	KNM Group Bhd	1,066,384	52,694
	Kretam Holdings Bhd	266,200	34,954
#	Kuala Lumpur Kepong Bhd	67,568	353,076
	Land & General Bhd	960,740	27,793
	LBS Bina Group Bhd	271,672	36,107
#	Leong Hup International Bhd	466,700	73,759
	Lii Hen Industries Bhd	49,800	36,799
	Lingkaran Trans Kota Holdings Bhd	58,400	54,286
*	Lion Industries Corp. Bhd	117,900	21,827
#Ω	Lotte Chemical Titan Holding Bhd	194,676	127,950
#	LPI Capital Bhd	63,200	215,181
	Luxchem Corp. Bhd	106,800	19,333
#	Magni-Tech Industries Bhd	96,933	49,894
#	Mah Sing Group Bhd	476,152	93,174
#	Malayan Banking Bhd	601,514	1,170,048
#	Malayan Flour Mills Bhd	285,450	52,047
#*	Malaysia Airports Holdings Bhd	292,667	457,728
	Malaysia Building Society Bhd	727,395	112,569
*	Malaysian Bulk Carriers Bhd	131,600	21,324
	Malaysian Pacific Industries Bhd	25,263	291,378
	Malaysian Resources Corp. Bhd	993,988	98,534
	Matrix Concepts Holdings Bhd	335,750	174,263
#	Maxis Bhd	392,700	443,246
#	MBM Resources BHD	60,030	45,808
*	Media Prima Bhd	82,400	10,181
	Mega First Corp. Bhd	216,400	188,303

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	MKH Bhd	164,215	$57,642
	MMC Corp. Bhd	193,900	92,700
#	MNRB Holdings Bhd	139,467	44,903
*	MPHB Capital Bhd	107,100	34,908
	Muda Holdings Bhd	68,500	45,681
	Muhibbah Engineering M Bhd	112,100	25,908
*	Mulpha International Bhd	55,520	33,898
#	My EG Services Bhd	1,296,682	326,209
	N2N Connect Bhd	52,500	9,203
*	Notion VTEC Bhd	77,100	8,858
	NTPM Holdings Bhd	103,400	12,733
#	Oriental Holdings BHD	109,500	141,197
	OSK Holdings Bhd	402,763	87,642
	Padini Holdings Bhd	161,300	122,341
	Panasonic Manufacturing Malaysia Bhd	3,400	24,647
	Pantech Group Holdings Bhd	219,367	31,001
	Paramount Corp. Bhd	122,940	23,050
	Pentamaster Corp. Bhd	145,200	188,178
	Perak Transit Bhd	187,900	30,890
	PESTECH International Bhd	51,000	14,566
	Petron Malaysia Refining & Marketing Bhd	41,100	44,715
#	PIE Industrial Bhd	62,100	58,004
*	Pos Malaysia Bhd	137,200	24,338
	PPB Group Bhd	72,360	317,635
	Press Metal Aluminium Holdings Bhd	435,000	584,690
	Public Bank Bhd	2,521,950	2,540,734
	QL Resources Bhd	266,906	325,747
	Ranhill Utilities Bhd	210,985	32,092
	RCE Capital Bhd	23,900	19,970
*	Revenue Group Bhd	45,100	19,864
	RHB Bank Bhd	378,947	511,310
*	Rimbunan Sawit Bhd	245,300	14,250
#*	Rubberex Corp. M Bhd	139,900	18,286
	Sam Engineering & Equipment M Bhd	16,800	88,687
*	Sapura Energy Bhd	2,326,211	56,325
#	Sarawak Oil Palms Bhd	57,114	53,036
	SCGM Bhd	27,600	17,419
#	Scientex Bhd	281,900	317,555
#	Serba Dinamik Holdings Bhd	597,030	50,461
*	Shangri-La Hotels Malaysia Bhd	63,400	53,712
#	Sime Darby Plantation Bhd	339,449	329,138
#	Sime Darby Property Bhd	889,900	155,960
#	SKP Resources Bhd	282,000	124,378
*	SP Setia Bhd Group	534,168	201,070
	Sunway Construction Group Bhd	101,010	40,013
#	Supermax Corp. Bhd	458,443	212,449
	Suria Capital Holdings Bhd	21,720	6,559
	Syarikat Takaful Malaysia Keluarga Bhd	183,436	175,943
	Ta Ann Holdings Bhd	84,726	66,271
#	Taliworks Corp. Bhd	77,900	15,799
	Tan Chong Motor Holdings Bhd	103,100	29,366
	Telekom Malaysia Bhd	227,360	317,812
#	Tenaga Nasional Bhd	263,000	613,539
	Thong Guan Industries Bhd	61,000	42,153
	TIME dotCom Bhd	250,200	272,995
*	Tropicana Corp. Bhd	175,028	42,682
	TSH Resources Bhd	182,600	51,673
*	Tune Protect Group Bhd	184,300	22,064
	Uchi Technologies Bhd	152,170	115,812

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	UEM Edgenta Bhd	103,000	$45,839
#*	UEM Sunrise Bhd	701,564	66,954
#	UMW Holdings Bhd	120,900	99,523
#	Unisem M Bhd	57,800	59,886
	United Malacca Bhd	20,100	25,016
	United Plantations Bhd	34,600	118,408
	UOA Development Bhd	296,600	125,298
#	UWC BHD	7,900	11,752
#*	Velesto Energy Bhd	1,498,935	57,835
	ViTrox Corp. Bhd	41,100	195,235
	VS Industry Bhd	625,300	238,952
*	WCE Holdings Bhd	204,500	19,263
*	WCT Holdings Bhd	392,235	58,851
	Wellcall Holdings Bhd	218,950	56,066
	Westports Holdings Bhd	204,500	220,823
#	Yinson Holdings Bhd	262,900	371,701
	YNH Property Bhd	197,408	127,395
	YTL Corp. Bhd	1,437,187	218,811

TOTAL MALAYSIA			26,591,724

MEXICO — (2.0%)
	Alfa SAB de CV, Class A	1,529,960	1,105,037
	Alpek SAB de CV	223,100	246,095
*	Alsea SAB de CV	220,241	465,344
	America Movil SAB de CV	3,334,665	2,968,934
	America Movil SAB de CV, Sponsored ADR, Class L	116,929	2,078,998
	Arca Continental SAB de CV	65,357	397,799
*	Axtel SAB de CV	472,218	108,949
#Ω	Banco del Bajio SA	230,391	431,731
#	Bolsa Mexicana de Valores SAB de CV	168,717	322,880
*	Cemex SAB de CV, Sponsored ADR	137,110	881,617
	Coca-Cola Femsa SAB de CV, Sponsored ADR	9,936	534,060
	Consorcio ARA SAB de CV	285,651	59,800
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	248,143	449,931
	Corp Actinver SAB de CV, Class B	9,800	5,236
	Corp. Inmobiliaria Vesta SAB de CV	175,702	305,865
	Corp. Moctezuma SAB de CV	87,200	277,551
#*	Credito Real SAB de CV Sofom ER	81,877	41,758
#	El Puerto de Liverpool SAB de CV, Class C1	41,812	185,705
#*††	Empresas ICA SAB de CV	72,400	338
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,092
#	Fomento Economico Mexicano SAB de CV	207,380	1,708,054
*	Gentera SAB de CV	386,999	233,087
#	Gruma SAB de CV, Class B	76,092	890,795
*	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	61,233	370,319
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,044	131,836
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	595,558
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,441	290,578
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	213,763
	Grupo Bimbo SAB de CV, Class A	370,416	1,101,101
#	Grupo Carso SAB de CV	90,536	305,583
	Grupo Comercial Chedraui SA de CV	212,781	419,402
	Grupo Elektra SAB de CV	18,128	1,391,210
	Grupo Financiero Banorte SAB de CV, Class O	439,409	2,777,571
*	Grupo Financiero Inbursa SAB de CV, Class O	415,658	416,304
*	Grupo GICSA SAB de CV	209,490	26,863
	Grupo Herdez SAB de CV	63,798	117,196
*	Grupo Hotelero Santa Fe SAB de CV	21,807	5,052
	Grupo Industrial Saltillo SAB de CV	99,146	143,990

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo KUO SAB de CV, Class B	28,600	$63,061
*	Grupo Pochteca SAB de CV	35,990	14,247
#	Grupo Rotoplas SAB de CV	62,409	86,363
*	Grupo Sanborns SAB de CV	147,588	172,047
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	70,003
*	Grupo Simec SAB de CV, Class B	38,410	317,179
#	Grupo Televisa SAB	861,027	1,742,296
*Ω	Grupo Traxion SAB de CV	60,930	105,476
*	Hoteles City Express SAB de CV	142,008	43,869
	Industrias Bachoco SAB de CV, Sponsored ADR	1,286	54,591
	Industrias Bachoco SAB de CV, Class B	54,770	192,897
*	Industrias CH SAB de CV, Class B	98,329	852,522
*	Industrias Penoles SAB de CV	46,782	597,204
#	Kimberly-Clark de Mexico SAB de CV, Class A	330,498	522,363
#	La Comer SAB de CV	242,046	434,173
	Megacable Holdings SAB de CV	294,859	870,198
#*	Minera Frisco SAB de CV, Class A1	658,986	121,631
*Ω	Nemak SAB de CV	1,029,805	236,093
	Orbia Advance Corp. SAB de CV	477,311	1,247,296
	Organizacion Cultiba SAB de CV	24,314	12,164
*	Organizacion Soriana SAB de CV, Class B	220,844	268,171
	Promotora y Operadora de Infraestructura SAB de CV	56,247	414,312
	Promotora y Operadora de Infraestructura SAB de CV, Class L	11,087	52,769
#	Qualitas Controladora SAB de CV	67,298	310,405
	Regional SAB de CV	133,850	698,506
#	Telesites SAB de CV	469,239	428,487
#*	Unifin Financiera SAB de CV	136,743	211,212
	Vitro SAB de CV, Class A	86,697	100,644
	Wal-Mart de Mexico SAB de CV	717,963	2,501,432

TOTAL MEXICO			34,751,593

NETHERLANDS — (0.1%)
	Prosus NV	11,847	1,042,743

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	13,670	26,520
	Cementos Pacasmayo SAA, ADR	7,300	44,895
#*	Cia de Minas Buenaventura SAA, ADR	15,794	124,456
	Credicorp Ltd.	10,327	1,338,999
*	Fossal SAA, ADR	35	1,140

TOTAL PERU			1,536,010

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	218,000	44,559
	Aboitiz Equity Ventures, Inc.	397,870	382,365
	AC Energy Corp.	942,508	229,751
	AllHome Corp.	167,000	34,119
*	Apex Mining Co., Inc.	1,427,000	40,969
*	Atlas Consolidated Mining & Development Corp.	168,700	21,091
	Ayala Corp.	21,966	376,405
	Ayala Land, Inc.	718,360	500,334
*	AyalaLand Logistics Holdings Corp.	612,000	70,437
	Bank of the Philippine Islands	406,765	701,803
	BDO Unibank, Inc.	534,078	1,314,478
*	Cebu Air, Inc.	137,560	120,898
	Cebu Landmasters, Inc.	465,178	26,795
*Ω	CEMEX Holdings Philippines, Inc.	1,500,499	36,895
	Century Pacific Food, Inc.	485,300	272,410

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Century Properties Group, Inc.	500,000	$4,558
*	Chelsea Logistics & Infrastructure Holdings Corp.	112,100	4,386
	China Banking Corp.	341,837	163,825
	Cosco Capital, Inc.	842,900	87,375
	D&L Industries, Inc.	998,700	167,132
*	DITO CME Holdings Corp.	479,000	66,930
	DoubleDragon Properties Corp.	395,590	80,704
	Eagle Cement Corp.	227,300	65,069
*	East West Banking Corp.	330,450	62,012
*	EEI Corp.	357,100	46,233
	Filinvest Development Corp.	301,500	48,202
	Filinvest Land, Inc.	4,402,000	100,558
	First Philippine Holdings Corp.	145,170	214,345
	Global Ferronickel Holdings, Inc.	762,228	32,097
	Globe Telecom, Inc.	6,355	377,467
	GT Capital Holdings, Inc.	25,989	291,611
	Holcim Philippines, Inc.	209,500	24,364
*	Integrated Micro-Electronics, Inc.	277,660	48,922
	International Container Terminal Services, Inc.	177,560	633,920
	JG Summit Holdings, Inc.	428,178	511,325
	Jollibee Foods Corp.	62,090	289,772
*	MacroAsia Corp.	115,740	11,844
	Manila Electric Co.	38,340	218,432
*	Manila Water Co., Inc.	615,600	323,275
*	Max’s Group, Inc.	165,400	23,682
*	Megawide Construction Corp.	345,474	41,836
	Megaworld Corp.	3,476,600	211,810
	Metro Pacific Investments Corp.	2,863,000	213,175
	Metropolitan Bank & Trust Co.	387,635	366,623
	Nickel Asia Corp.	2,019,400	219,839
*	Petron Corp.	1,186,800	90,952
	Philex Mining Corp.	819,300	84,684
*	Philippine National Bank	176,952	70,532
*	Philippine Seven Corp.	20,200	36,428
	Philippine Stock Exchange, Inc.	5,304	23,134
*	Phoenix Petroleum Philippines, Inc.	189,140	42,741
*	Pilipinas Shell Petroleum Corp.	136,590	58,536
	PLDT, Inc., Sponsored ADR	8,414	276,147
	PLDT, Inc.	15,250	498,166
	PNB Holdings Corp.	27,762	176
	Puregold Price Club, Inc.	404,060	338,540
*	PXP Energy Corp.	26,600	3,477
	RFM Corp.	532,000	47,439
	Rizal Commercial Banking Corp.	339,756	130,059
	Robinsons Land Corp.	1,287,566	435,252
	Robinsons Retail Holdings, Inc.	199,270	245,971
	Security Bank Corp.	88,766	212,979
	Shakey’s Pizza Asia Ventures, Inc.	93,500	14,847
	SM Investments Corp.	18,855	361,065
	SM Prime Holdings, Inc.	1,091,812	718,210
*	Top Frontier Investment Holdings, Inc.	10,142	26,364
	Union Bank of the Philippines	135,942	243,788
	Universal Robina Corp.	157,870	432,873
	Vista Land & Lifescapes, Inc.	2,375,400	177,864
	Vistamalls, Inc.	82,400	6,253
	Wilcon Depot, Inc.	493,700	305,479

TOTAL PHILIPPINES			14,006,588

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (1.0%)
*	11 bit studios SA	557	$58,143
	AB SA	3,315	47,358
*	Agora SA	20,446	41,939
*	Alior Bank SA	37,160	586,556
	Alumetal SA	2,578	35,443
	Amica SA	2,375	73,232
*	AmRest Holdings SE	19,369	155,549
	Apator SA	5,949	32,221
	ASBISc Enterprises PLC	13,103	79,863
	Asseco Poland SA	17,927	441,475
	Asseco South Eastern Europe SA	2,098	25,239
	Astarta Holding NV	1,962	26,594
	Auto Partner SA	17,632	59,644
	Bank Handlowy w Warszawie SA	14,363	208,456
*	Bank Millennium SA	232,731	534,247
*	Bank Ochrony Srodowiska SA	16,059	48,409
	Bank Polska Kasa Opieki SA	21,192	700,185
*	Benefit Systems SA	520	107,824
*	Bioton SA	12,311	14,407
*	Boryszew SA	29,966	23,948
	Budimex SA	5,196	332,192
*	CCC SA	9,911	299,895
#	CD Projekt SA	8,634	376,902
	Celon Pharma SA	2,513	22,780
*	CI Games SA	23,962	9,790
	Ciech SA	17,415	154,976
	Cognor Holding SA	45,353	49,566
	ComArch SA	1,340	75,243
	Cyfrowy Polsat SA	60,340	539,631
	Develia SA	151,167	136,038
*Ω	Dino Polska SA	7,533	673,264
	Dom Development SA	4,063	136,423
#	Echo Investment SA	52,622	60,915
#*	Erbud SA	1,283	23,503
	Fabryki Mebli Forte SA	8,318	95,147
*	Famur SA	138,692	108,652
	Firma Oponiarska Debica SA	1,289	24,942
*	Globe Trade Centre SA	52,134	89,722
*	Grupa Azoty SA	3,822	28,551
*	Grupa Azoty Zaklady Chemiczne Police SA	3,091	9,504
	Grupa Kety SA	5,563	873,545
*	Grupa Lotos SA	33,986	528,313
*	ING Bank Slaski SA	5,914	403,070
	Inter Cars SA	3,802	436,181
	Kernel Holding SA	31,600	477,279
	KGHM Polska Miedz SA	23,163	890,691
	KRUK SA	7,052	588,224
#	LiveChat Software SA	5,036	154,067
	LPP SA	235	845,487
#*	Mabion SA	1,857	35,685
*	mBank SA	3,413	483,031
	Mirbud SA	8,415	8,135
	Neuca SA	652	152,442
*	Orange Polska SA	162,517	316,924
	PlayWay SA	362	41,694
*	Polimex-Mostostal SA	19,294	21,139
	Polski Koncern Naftowy Orlen SA	94,599	2,040,204
*	Powszechna Kasa Oszczednosci Bank Polski SA	84,486	1,034,437
	Powszechny Zaklad Ubezpieczen SA	52,039	520,651

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Santander Bank Polska SA	5,452	$507,137
	Stalexport Autostrady SA	50,770	50,724
	Tim SA	6,009	63,763
*	VRG SA	79,132	75,193
	Warsaw Stock Exchange	7,860	86,671
	Wawel SA	227	33,455
	Wirtualna Polska Holding SA	3,014	110,236
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,294	11,102

TOTAL POLAND			17,337,848

QATAR — (0.8%)
	Aamal Co.	766,168	229,654
	Al Khaleej Takaful Group QSC	41,784	51,789
	Al Khalij Commercial Bank PQSC	395,392	243,251
	Al Meera Consumer Goods Co. QSC	34,089	183,406
	Alijarah Holding Co. QPSC	132,118	37,601
	Baladna	225,035	99,306
	Barwa Real Estate Co.	627,659	544,189
	Commercial Bank PSQC	353,674	594,670
	Doha Bank QPSC	492,933	390,136
	Doha Insurance Co. QSC	74,765	39,921
*	Gulf International Services QSC	389,888	197,239
	Gulf Warehousing Co.	129,805	174,649
	Industries Qatar QSC	92,094	401,277
	Mannai Corp. QSC	102,244	135,441
	Masraf Al Rayan QSC	384,958	504,687
	Mazaya Real Estate Development QPSC	196,033	56,146
	Mesaieed Petrochemical Holding Co.	659,507	435,722
	Ooredoo QPSC	293,281	558,407
	Qatar Electricity & Water Co. QSC	96,353	445,309
*	Qatar First Bank	132,088	66,204
	Qatar Fuel QSC	74,549	376,600
	Qatar Gas Transport Co. Ltd.	620,962	555,346
	Qatar Industrial Manufacturing Co. QSC	29,447	25,846
*	Qatar Insurance Co. SAQ	512,719	346,048
	Qatar International Islamic Bank QSC	191,389	514,510
	Qatar Islamic Bank SAQ	237,978	1,204,836
	Qatar Islamic Insurance Group	20,761	44,936
	Qatar National Bank QPSC	750,701	4,229,773
	Qatar Navigation QSC	194,777	406,516
*	Salam International Investment Ltd. QSC	347,600	90,964
	United Development Co. QSC	695,945	297,532
	Vodafone Qatar QSC	726,162	323,157
	Widam Food Co.	30,038	33,680
	Zad Holding Co.	25,345	110,990

TOTAL QATAR			13,949,738

RUSSIA — (0.5%)
	Etalon Group PLC, GDR	31,518	49,682
	Etalon Group PLC, GDR	1,092	1,717
	Globaltrans Investment PLC, GDR	13,798	121,934
	Globaltrans Investment PLC, GDR	9,573	84,338
*	Mail.Ru Group Ltd., GDR	1,271	25,983
*	Mail.Ru Group Ltd., GDR	12,309	251,842
	Mobile TeleSystems PJSC, Sponsored ADR	64,172	589,741
	PhosAgro PJSC, GDR	17,234	412,313
	PhosAgro PJSC, GDR	416	9,951
	Polyus PJSC, GDR	5,449	539,996

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	QIWI PLC, Sponsored ADR	5,301	$46,384
	Ros Agro PLC, GDR	818	13,603
	Ros Agro PLC, GDR	7,201	119,681
	Rostelecom PJSC, Sponsored ADR	12,066	97,614
	Rostelecom PJSC, Sponsored ADR	19,115	150,308
	Sberbank of Russia PJSC, Sponsored ADR	211,733	4,246,308
	Sberbank of Russia PJSC, Sponsored ADR	24,564	493,245
*	VEON Ltd., ADR	105,857	223,358
	VTB Bank PJSC, GDR	171,074	248,675
	VTB Bank PJSC, GDR	284,767	414,621
	X5 Retail Group NV, GDR	16,519	562,736
	X5 Retail Group NV, GDR	21	715

TOTAL RUSSIA			8,704,745

SAUDI ARABIA — (2.8%)
	Abdullah Al Othaim Markets Co.	12,608	388,594
	Advanced Petrochemical Co.	22,662	450,340
*	Al Alamiya for Cooperative Insurance Co.	3,464	24,220
	Al Babtain Power & Telecommunication Co.	8,573	84,563
*	Al Etihad Cooperative Insurance Co.	9,645	56,699
*	Al Hassan Ghazi Ibrahim Shaker Co.	13,139	84,432
	Al Khaleej Training & Education Co.	10,341	76,707
	Al Moammar Information Systems Co.	4,167	166,355
	Al Rajhi Bank	179,103	6,625,630
*	Al Rajhi Co. for Co-operative Insurance	7,120	176,835
	Al Yamamah Steel Industries Co.	9,092	109,877
*	AlAbdullatif Industrial Investment Co.	10,114	93,148
*	Alahli Takaful Co.	2,213	25,117
	Alandalus Property Co.	14,474	77,745
	Aldrees Petroleum & Transport Services Co.	12,966	255,758
	Alinma Bank	215,971	1,450,063
*	AlJazira Takaful Ta’awuni Co.	7,604	56,065
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,344	56,047
	Almarai Co. JSC	65,716	926,643
	Arab National Bank	52,882	324,906
	Arabian Centres Co. Ltd.	29,169	198,573
*	Arabian Pipes Co.	8,343	39,837
*	Arabian Shield Cooperative Insurance Co.	7,704	50,040
	Arriyadh Development Co.	42,942	304,715
*	Aseer Trading Tourism & Manufacturing Co.	22,692	137,920
	Astra Industrial Group	17,742	204,223
*	AXA Cooperative Insurance Co.	8,333	80,652
*	Bank AlBilad	110,273	1,242,079
	Bank Al-Jazira	162,184	831,393
	Banque Saudi Fransi	40,621	457,224
*	Basic Chemical Industries Ltd.	4,880	61,520
*	Batic Investments & Logistic Co.	3,562	40,791
	Bawan Co.	9,876	104,427
	Bupa Arabia for Cooperative Insurance Co.	17,011	656,558
*	Buruj Cooperative Insurance Co.	4,903	34,064
	Co. for Cooperative Insurance	16,952	389,179
*	Dar Al Arkan Real Estate Development Co.	226,317	597,311
*	Dur Hospitality Co.	14,397	137,225
	Electrical Industries Co.	7,487	60,711
	Etihad Etisalat Co.	171,499	1,382,663
	Fitaihi Holding Group	2,422	31,658
	Hail Cement Co.	22,503	88,682
	Halwani Brothers Co.	4,663	116,569
	Herfy Food Services Co.	7,846	137,057

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Jarir Marketing Co.	10,988	$594,211
*	Jazan Energy & Development Co.	5,245	32,862
	Leejam Sports Co. JSC	5,274	159,615
	Maharah Human Resources Co.	6,547	150,251
*	Malath Cooperative Insurance Co.	4,696	36,369
*	Mediterranean & Gulf Insurance & Reinsurance Co.	10,718	66,620
*	Methanol Chemicals Co.	9,614	91,217
*	Middle East Paper Co.	13,506	166,647
*	Mobile Telecommunications Co. Saudi Arabia	197,160	713,647
*	Nama Chemicals Co.	2,809	30,693
*	National Agriculture Development Co.	21,050	199,208
*	National Co. for Glass Manufacturing	5,644	55,664
	National Co. for Learning & Education	1,983	33,570
	National Gas & Industrialization Co.	11,325	178,285
	National Petrochemical Co.	21,340	274,245
*	Rabigh Refining & Petrochemical Co.	89,780	684,621
	Riyad Bank	150,826	1,187,420
	SABIC Agri-Nutrients Co.	37,582	1,649,015
	Sahara International Petrochemical Co.	122,085	1,433,656
*	Salama Cooperative Insurance Co.	1,614	9,455
*	Saudi Arabian Mining Co.	84,024	1,831,928
	Saudi Automotive Services Co.	12,855	115,828
	Saudi Basic Industries Corp.	92,696	3,194,902
	Saudi British Bank	87,306	771,547
	Saudi Ceramic Co.	15,851	230,080
	Saudi Co. For Hardware CJSC	4,603	70,499
*	Saudi Ground Services Co.	23,924	237,749
	Saudi Industrial Investment Group	62,946	636,225
	Saudi Industrial Services Co.	17,038	159,804
	Saudi Investment Bank	27,530	132,369
*	Saudi Kayan Petrochemical Co.	304,996	1,660,305
*	Saudi Marketing Co.	8,115	69,989
	Saudi National Bank	241,173	4,233,718
*	Saudi Paper Manufacturing Co.	1,607	25,752
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	18,388	210,292
*	Saudi Printing & Packaging Co.	6,269	45,366
*	Saudi Public Transport Co.	15,572	100,296
*	Saudi Re for Cooperative Reinsurance Co.	18,263	93,065
*	Saudi Real Estate Co.	32,568	194,054
*	Saudi Research & Media Group	12,346	556,406
*	Saudi Steel Pipe Co.	1,975	14,908
	Saudi Telecom Co.	114,117	3,564,861
	Saudia Dairy & Foodstuff Co.	7,228	316,482
	Savola Group	90,204	879,939
*	Seera Group Holding	64,481	397,867
*	Takween Advanced Industries Co.	13,249	71,473
	Umm Al-Qura Cement Co.	12,006	84,965
	United Electronics Co.	10,198	382,998
	United International Transportation Co.	14,860	199,288
	United Wire Factories Co.	7,305	66,925
	Yanbu National Petrochemical Co.	46,192	938,572
	Zahrat Al Waha For Trading Co.	2,071	41,986
*	Zamil Industrial Investment Co.	12,402	117,249

TOTAL SAUDI ARABIA			48,289,773

SOUTH AFRICA — (3.7%)
	Absa Group Ltd.	217,177	1,986,651
	Adcock Ingram Holdings Ltd.	25,740	82,334
	Advtech Ltd.	243,027	305,270

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	AECI Ltd.	63,705	$472,998
	Afrimat Ltd.	16,188	53,424
	Alexander Forbes Group Holdings Ltd.	337,375	96,725
	Altron Ltd., Class A	122,825	88,205
	Alviva Holdings Ltd.	81,663	79,613
	Anglo American Platinum Ltd.	7,741	784,317
#	AngloGold Ashanti Ltd., Sponsored ADR	116,516	2,153,216
	Astral Foods Ltd.	18,777	217,166
	AVI Ltd.	111,714	578,843
	Barloworld Ltd.	142,485	1,196,602
	Bid Corp. Ltd.	52,183	1,118,447
	Bidvest Group Ltd.	88,468	1,107,725
*	Blue Label Telecoms Ltd.	242,220	87,937
*	Brait PLC	400,143	111,607
	Capitec Bank Holdings Ltd.	10,381	1,159,735
	Cashbuild Ltd.	9,153	159,728
	Caxton & CTP Publishers & Printers Ltd.	26,485	15,404
*	City Lodge Hotels Ltd.	166,307	58,756
	Clicks Group Ltd.	58,853	1,076,300
	Coronation Fund Managers Ltd.	95,431	317,181
*	Curro Holdings Ltd.	46,255	37,323
	DataTec Ltd.	132,136	359,808
Ω	Dis-Chem Pharmacies Ltd.	123,787	258,387
*	Discovery Ltd.	141,756	1,300,508
	DRDGOLD Ltd., Sponsored ADR	5,808	52,388
	DRDGOLD Ltd.	45,983	40,833
*	EOH Holdings Ltd.	18,622	9,297
*	Famous Brands Ltd.	15,444	74,689
	FirstRand Ltd.	894,576	3,398,202
*	Foschini Group Ltd.	165,497	1,403,482
#	Gold Fields Ltd., Sponsored ADR	328,387	3,047,431
*	Grand Parade Investments Ltd.	131,391	27,679
*	Grindrod Ltd.	196,706	65,654
	Harmony Gold Mining Co. Ltd.	110,175	395,428
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	152,302	551,333
	Hudaco Industries Ltd.	13,408	120,591
	Impala Platinum Holdings Ltd.	215,569	2,789,969
	Imperial Logistics Ltd.	90,726	370,530
	Investec Ltd.	120,585	555,183
	Italtile Ltd.	123,447	142,681
	JSE Ltd.	25,545	178,732
	KAP Industrial Holdings Ltd.	1,092,139	336,086
	Kumba Iron Ore Ltd.	11,371	346,022
	Lewis Group Ltd.	42,685	120,936
*	Liberty Holdings Ltd.	66,015	389,782
	Libstar Holdings Ltd.	68,247	29,567
*	Long4Life Ltd.	245,929	96,496
	Metair Investments Ltd.	91,205	173,045
	MiX Telematics Ltd., Sponsored ADR	8,700	109,011
	Momentum Metropolitan Holdings	542,261	696,348
	Motus Holdings Ltd.	80,993	540,406
*	Mpact Ltd.	72,281	161,011
	Mr. Price Group Ltd.	54,485	711,060
*	MTN Group Ltd.	613,297	5,499,513
	MultiChoice Group	114,802	912,936
*	Murray & Roberts Holdings Ltd.	144,674	132,577
*	Nampak Ltd.	119,910	30,368
	Naspers Ltd., Class N	11,309	1,915,222
	Nedbank Group Ltd.	139,773	1,592,719

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	NEPI Rockcastle PLC	113,566	$759,199
	Ninety One Ltd.	44,715	154,408
*	Northam Platinum Holdings Ltd.	82,999	1,242,947
	Oceana Group Ltd.	44,494	178,034
	Old Mutual Ltd.	1,099,974	1,123,629
	Omnia Holdings Ltd.	83,430	345,195
*Ω	Pepkor Holdings Ltd.	254,551	401,362
	Pick n Pay Stores Ltd.	151,150	588,336
	PSG Group Ltd.	51,805	259,555
	PSG Konsult Ltd.	145,372	132,636
	Raubex Group Ltd.	86,779	185,522
	RCL Foods Ltd.	19,226	16,198
	Reunert Ltd.	89,471	295,581
	RFG Holdings Ltd.	55,653	45,313
	Royal Bafokeng Platinum Ltd.	74,273	532,078
	Sanlam Ltd.	471,299	1,935,869
	Santam Ltd.	16,383	272,425
*	Sappi Ltd.	325,055	998,502
	Shoprite Holdings Ltd.	129,888	1,541,685
	Sibanye Stillwater Ltd.	376,417	1,317,365
	Sibanye Stillwater Ltd., ADR	65,883	935,529
	SPAR Group Ltd.	65,997	842,667
	Spur Corp. Ltd.	44,681	55,971
	Standard Bank Group Ltd.	366,606	3,248,650
*	Steinhoff International Holdings NV	425,199	66,951
	Super Group Ltd.	224,428	469,538
*	Telkom SA SOC Ltd.	160,497	534,123
#	Tiger Brands Ltd.	57,359	726,112
	Transaction Capital Ltd.	163,285	470,871
*	Trencor Ltd.	107,914	30,585
	Truworths International Ltd.	98,549	347,453
	Vodacom Group Ltd.	141,067	1,249,111
	Wilson Bayly Holmes-Ovcon Ltd.	22,138	153,913
	Woolworths Holdings Ltd.	314,242	1,106,141

TOTAL SOUTH AFRICA			64,844,871

SOUTH KOREA — (14.8%)
*	3S Korea Co. Ltd.	8,243	29,864
	ABco Electronics Co. Ltd.	3,678	35,795
*	Able C&C Co. Ltd.	2,437	16,009
	ABOV Semiconductor Co. Ltd.	4,484	50,755
*	Abpro Bio Co. Ltd.	45,652	43,671
*	Actoz Soft Co. Ltd.	1,928	18,434
	ADTechnology Co. Ltd.	991	18,593
*	Advanced Digital Chips, Inc.	23,092	17,656
	Advanced Nano Products Co. Ltd.	1,159	44,389
	Advanced Process Systems Corp.	4,776	97,095
	Aekyung Industrial Co. Ltd.	2,108	40,154
	Aekyung Petrochemical Co. Ltd.	8,325	96,126
*	AeroSpace Technology of Korea, Inc.	7,410	41,449
	AfreecaTV Co. Ltd.	3,846	637,171
*	AFW Co. Ltd.	3,910	22,299
*	Agabang&Company	7,026	31,925
	Ahn-Gook Pharmaceutical Co. Ltd.	3,399	30,120
	Ahnlab, Inc.	1,698	119,252
	AJ Networks Co. Ltd.	12,026	57,719
*	Ajin Industrial Co. Ltd.	15,410	46,759
	AK Holdings, Inc.	1,397	31,752
*	Alpha Holdings, Inc.	4,529	13,658

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Alteogen, Inc.	3,774	$226,042
*	ALUKO Co. Ltd.	15,161	52,088
*	Amicogen, Inc.	2,307	63,859
*	Aminologics Co. Ltd.	10,765	23,414
#	Amorepacific Corp.	4,546	707,410
	AMOREPACIFIC Group	9,357	398,258
*	Amotech Co. Ltd.	1,486	39,551
*	Anam Electronics Co. Ltd.	27,420	55,802
*	Ananti, Inc.	7,345	83,326
*	Anterogen Co. Ltd.	881	44,294
*	Apact Co. Ltd.	6,201	34,026
*	Aprogen Healthcare & Games, Inc.	25,054	16,707
*	Aprogen Medicines, Inc.	28,885	46,373
*	APS Holdings Corp.	5,383	82,562
*	Asia Business Daily Co. Ltd.	4,913	16,428
	ASIA Holdings Co. Ltd.	388	41,443
	Asia Pacific Satellite, Inc.	1,533	17,080
	Asia Paper Manufacturing Co. Ltd.	1,813	71,249
*	Asiana Airlines, Inc.	5,570	107,598
	Atec Co. Ltd.	870	18,153
*	A-Tech Solution Co. Ltd.	1,734	21,045
	Atinum Investment Co. Ltd.	13,201	59,843
*	AUK Corp.	4,311	11,992
	Aurora World Corp.	2,940	25,957
	Autech Corp.	3,791	35,478
	Avaco Co. Ltd.	3,893	34,455
	Avatec Co. Ltd.	1,270	24,123
	Baiksan Co. Ltd.	5,278	35,865
*††	Barun Electronics Co. Ltd.	355	1,190
*	Barunson Entertainment & Arts Corp.	15,922	23,700
	Bcworld Pharm Co. Ltd.	1,425	20,738
	BGF Co. Ltd.	5,590	26,597
	BGF retail Co. Ltd.	2,241	311,319
	BH Co. Ltd.	6,594	105,948
*	BHI Co. Ltd.	4,633	19,916
*	Binex Co. Ltd.	5,448	77,485
	Binggrae Co. Ltd.	2,078	99,085
*	Biolog Device Co. Ltd.	8,424	26,002
*	BioSmart Co. Ltd.	5,234	24,295
	BIT Computer Co. Ltd.	4,083	29,943
	Bixolon Co. Ltd.	6,510	31,117
*	Bluecom Co. Ltd.	6,343	51,300
	BNK Financial Group, Inc.	90,128	679,474
	Boditech Med, Inc.	5,648	77,993
	BoKwang Industry Co. Ltd.	5,306	37,922
	Bolak Co. Ltd.	8,270	14,752
	Bookook Securities Co. Ltd.	1,360	28,676
*	Bosung Power Technology Co. Ltd.	12,851	48,819
*	Bubang Co. Ltd.	6,068	13,132
	Bukwang Pharmaceutical Co. Ltd.	6,496	72,735
	Busan Industrial Co. Ltd.	199	21,153
	BYC Co. Ltd.	105	39,212
*	BYON Co. Ltd.	11,067	11,476
	Byucksan Corp.	12,048	37,801
*	Cafe24 Corp.	2,651	65,539
*	CammSys Corp.	22,883	36,912
	Camus Engineering & Construction, Inc.	9,178	22,791
	Caregen Co. Ltd.	949	54,752
	Cell Biotech Co. Ltd.	1,443	22,062

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Celltrion Healthcare Co. Ltd.	7,406	$514,965
*	Celltrion Pharm, Inc.	1,951	190,035
	Changhae Ethanol Co. Ltd.	1,423	17,492
*	Charm Engineering Co. Ltd.	22,386	24,142
	Cheil Worldwide, Inc.	25,399	518,997
	Chemtronics Co. Ltd.	5,669	124,891
*	Chemtros Co. Ltd.	6,553	80,647
	Cheryong Electric Co. Ltd.	2,732	15,569
*	ChinHung International, Inc.	11,339	20,487
	Chinyang Holdings Corp.	9,810	27,101
*	Choa Pharmaceutical Co.	4,050	14,172
	Chong Kun Dang Pharmaceutical Corp.	2,931	294,378
	Choong Ang Vaccine Laboratory	2,018	27,009
*	CHOROKBAEM Co Co. Ltd.	13,165	17,341
*	Chorokbaem Media Co. Ltd.	20,449	47,924
	Chosun Refractories Co. Ltd.	661	49,819
	Chunbo Co. Ltd.	757	184,064
	Chungdahm Learning, Inc.	2,075	61,318
	CJ CheilJedang Corp.	3,636	1,181,713
	CJ Corp.	7,732	635,690
	CJ ENM Co. Ltd.	4,162	629,509
*	CJ Freshway Corp.	1,408	39,720
*	CJ Logistics Corp.	3,029	368,299
*	CJ Seafood Corp.	4,489	14,937
	CKD Bio Corp.	783	28,264
	Classys, Inc.	5,466	104,297
	Clean & Science Co. Ltd.	2,765	47,734
	CLIO Cosmetics Co. Ltd.	1,429	27,486
*	Cloud Air Co. Ltd.	9,318	14,045
*††	CNT85, Inc.	341	80
*	CoAsia Corp.	4,262	31,860
*	CODI-M Co. Ltd.	66,320	14,082
	Com2uSCorp.	3,413	376,003
	Commax Co. Ltd.	3,638	18,181
*	Comtec Systems Co. Ltd.	57,153	45,527
*	Coreana Cosmetics Co. Ltd.	6,531	23,896
*	Corentec Co. Ltd.	1,384	16,740
*	CORESTEM, Inc.	3,882	62,035
	Cosmax BTI, Inc.	1,847	27,589
*	COSMAX NBT, Inc.	1,521	10,676
*	Cosmax, Inc.	3,330	354,318
*	Cosmecca Korea Co. Ltd.	1,651	21,103
*	CosmoAM&T Co. Ltd.	3,311	119,724
*	Cosmochemical Co. Ltd.	1,788	23,839
	Coway Co. Ltd.	17,190	1,165,567
	Coweaver Co. Ltd.	2,317	15,843
	Cowell Fashion Co. Ltd.	17,951	141,392
*	Creative & Innovative System	9,155	144,617
	Crown Confectionery Co. Ltd.	1,634	14,417
	CROWNHAITAI Holdings Co. Ltd.	4,773	36,238
*	CrystalGenomics, Inc.	9,971	58,599
	CS Wind Corp.	3,820	228,053
*	CTC BIO, Inc.	3,110	23,117
	Cuckoo Holdings Co. Ltd.	2,580	49,813
	Cuckoo Homesys Co. Ltd.	2,757	102,795
*	Curexo, Inc.	4,984	31,127
*	Curo Co. Ltd.	45,137	19,484
*	CUROCOM Co. Ltd.	14,013	16,698
	Cymechs, Inc.	2,466	34,625

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	D&C Media Co. Ltd.	764	$27,434
	D.I Corp.	6,060	41,093
*	DA Technology Co. Ltd.	1,531	10,921
	Dae Han Flour Mills Co. Ltd.	512	71,933
	Dae Hwa Pharmaceutical Co. Ltd.	3,709	31,695
	Dae Hyun Co. Ltd.	11,147	27,455
	Dae Won Kang Up Co. Ltd.	18,032	65,104
*	Dae Young Packaging Co. Ltd.	8,909	18,982
*	Dae Yu Co. Ltd.	1,804	9,592
	Daea TI Co. Ltd.	4,431	25,119
	Daebongls Co. Ltd.	3,295	24,644
*	Daechang Co. Ltd.	19,501	34,025
	Daechang Forging Co. Ltd.	4,035	26,276
	Daedong Corp.	10,164	85,465
	Daeduck Co. Ltd.	8,237	51,724
	Daeduck Electronics Co. Ltd.	2,212	32,594
	Daehan Steel Co. Ltd.	7,550	120,269
*	Dae-Il Corp.	6,283	30,663
	Daejoo Electronic Materials Co. Ltd.	2,461	221,352
	Daejung Chemicals & Metals Co. Ltd.	967	18,214
	Daekyo Co. Ltd.	8,911	33,087
	Daelim B&Co Co. Ltd.	4,387	26,325
*	Daemyung Sonoseason Co. Ltd.	22,117	29,230
	Daesang Corp.	12,237	250,343
	Daesang Holdings Co. Ltd.	8,544	73,296
*	Daesung Eltec Co. Ltd.	21,022	17,832
	Daesung Energy Co. Ltd.	2,270	18,565
	Daesung Holdings Co. Ltd.	1,401	53,103
*	Daesung Industrial Co. Ltd.	9,382	41,807
*	Daesung Private Equity, Inc.	7,539	22,005
*	Daewon Cable Co. Ltd.	12,720	20,994
*	Daewon Media Co. Ltd.	965	28,405
	Daewon Pharmaceutical Co. Ltd.	6,371	87,000
	Daewon San Up Co. Ltd.	6,131	34,864
*	Daewoo Engineering & Construction Co. Ltd.	78,322	419,329
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,903	375,432
	Daewoong Co. Ltd.	4,179	113,234
	Daewoong Pharmaceutical Co. Ltd.	880	105,775
	Daihan Pharmaceutical Co. Ltd.	2,228	57,693
	Daishin Information & Communication	13,251	14,775
	Daishin Securities Co. Ltd.	11,010	196,647
*	Daiyang Metal Co. Ltd.	2,237	10,378
*	Danal Co. Ltd.	10,543	74,637
	Danawa Co. Ltd.	2,714	65,102
	Daou Data Corp.	8,922	103,752
	Daou Technology, Inc.	15,049	301,077
*	Dasan Networks, Inc.	7,284	44,506
	Dawonsys Co. Ltd.	6,762	190,715
*	Dayou Automotive Seat Technology Co. Ltd.	37,134	57,115
*	Dayou Plus Co. Ltd.	20,668	25,102
	DB Financial Investment Co. Ltd.	12,275	74,461
	DB HiTek Co. Ltd.	13,737	678,995
	DB Insurance Co. Ltd.	25,381	1,289,856
*	DB, Inc.	53,148	46,587
	DCM Corp.	2,794	53,613
	Dentium Co. Ltd.	2,353	139,485
	Deutsch Motors, Inc.	11,957	77,920
*	Development Advance Solution Co. Ltd.	6,743	29,847
	Device ENG Co. Ltd.	1,073	27,055

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dexter Studios Co. Ltd.	3,547	$73,403
	DGB Financial Group, Inc.	61,360	543,700
	DHP Korea Co. Ltd.	4,848	29,019
	DI Dong Il Corp.	734	180,555
	Digital Chosun Co. Ltd.	7,440	22,220
	Digital Daesung Co. Ltd.	6,012	50,258
	Digital Power Communications Co. Ltd.	12,554	159,875
*	DIO Corp.	2,152	69,523
	Display Tech Co. Ltd.	696	5,440
	DL Construction Co. Ltd.	3,864	97,609
*	DL E&C Co. Ltd.	6,607	764,944
	DL Holdings Co. Ltd.	5,269	297,072
	DMS Co. Ltd.	10,092	55,588
	DNF Co. Ltd.	2,134	37,445
	Dohwa Engineering Co. Ltd.	3,073	20,852
	Dong A Eltek Co. Ltd.	5,016	46,424
	Dong Ah Tire & Rubber Co. Ltd.	2,864	32,070
	Dong-A Hwasung Co. Ltd.	1,885	23,124
	Dong-A ST Co. Ltd.	2,582	161,152
	Dong-Ah Geological Engineering Co. Ltd.	2,527	39,984
*	Dongbang Transport Logistics Co. Ltd.	10,852	36,949
	Dongbu Corp.	3,827	49,486
	Dongil Industries Co. Ltd.	397	48,287
	Dongjin Semichem Co. Ltd.	16,712	503,065
	Dongkoo Bio & Pharma Co. Ltd.	3,136	21,809
	DongKook Pharmaceutical Co. Ltd.	8,355	160,596
	Dongkuk Industries Co. Ltd.	19,628	65,356
	Dongkuk Steel Mill Co. Ltd.	32,777	478,399
	Dongkuk Structures & Construction Co. Ltd.	6,505	32,691
	Dongsuh Cos., Inc.	4,170	123,128
	Dongsung Chemical Co. Ltd.	11,591	57,384
	Dongsung Finetec Co. Ltd.	7,976	85,750
*	Dongsung Pharmaceutical Co. Ltd.	1,125	8,576
*	Dongwha Enterprise Co. Ltd.	1,322	95,824
	Dongwha Pharm Co. Ltd.	8,291	117,044
	Dongwon Development Co. Ltd.	30,221	139,149
	Dongwon F&B Co. Ltd.	673	118,260
	Dongwon Industries Co. Ltd.	898	175,245
	Dongwon Systems Corp.	2,368	105,736
	Dongyang E&P, Inc.	3,315	55,091
*	Dongyang Steel Pipe Co. Ltd.	18,247	22,644
*	Doosan Bobcat, Inc.	16,905	552,501
	Doosan Co. Ltd.	2,583	228,541
*	Doosan Fuel Cell Co. Ltd.	7,031	315,611
*	Doosan Heavy Industries & Construction Co. Ltd.	33,326	697,144
#*	Doosan Infracore Co. Ltd.	16,913	152,234
	DoubleUGames Co. Ltd.	4,310	236,905
	Douzone Bizon Co. Ltd.	4,017	280,410
	DRB Holding Co. Ltd.	3,863	18,396
*	Dream Security Co. Ltd.	4,639	18,049
	Dreamtech Co. Ltd.	8,387	71,651
*	Dreamus Co.	2,691	10,813
	Drgem Corp.	1,032	10,254
*	DSK Co. Ltd.	3,466	24,691
	DTR Automotive Corp.	2,675	133,153
*	Duk San Neolux Co. Ltd.	2,327	108,200
*	Duksan Hi-Metal Co. Ltd.	816	9,577
	Duksung Co. Ltd.	1,951	33,602
	DY Corp.	8,382	39,439

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DY POWER Corp.	3,899	$42,585
	DYPNF Co. Ltd.	889	29,453
*	E Investment&Development Co. Ltd.	135,497	44,863
*	E&M Co. Ltd.	22,598	15,830
	E1 Corp.	1,203	53,987
	Eagle Veterinary Technology Co. Ltd.	2,897	20,567
	Eagon Industrial Ltd.	2,383	29,036
	Easy Bio, Inc.	7,041	30,431
	Easy Holdings Co. Ltd.	11,105	42,688
	eBEST Investment & Securities Co. Ltd.	4,311	33,520
	Echo Marketing, Inc.	5,078	75,533
*	EcoBio Holdings Co. Ltd.	2,467	18,824
	Ecopro BM Co. Ltd.	584	205,329
#	Ecopro Co. Ltd.	4,371	375,827
*	Ecopro HN Co. Ltd.	3,576	333,002
	e-Credible Co. Ltd.	1,402	24,069
	Eehwa Construction Co. Ltd.	2,332	13,425
*	EG Corp.	493	7,587
*	Ehwa Technologies Information Co. Ltd.	24,045	37,005
	Elentec Co. Ltd.	6,192	57,301
	e-LITECOM Co. Ltd.	4,512	31,662
	E-MART, Inc.	4,648	669,089
*	EMKOREA Co. Ltd.	8,717	33,109
*	EM-Tech Co. Ltd.	3,368	76,115
*	EMW Co. Ltd.	3,658	5,807
	ENF Technology Co. Ltd.	5,308	131,709
*	Enplus Co. Ltd.	4,630	13,682
	Eo Technics Co. Ltd.	2,029	187,146
	Estechpharma Co. Ltd.	2,989	26,949
*	ESTsoft Corp.	1,284	19,760
	Eugene Corp.	28,810	124,952
	Eugene Investment & Securities Co. Ltd.	20,930	68,242
	Eugene Technology Co. Ltd.	3,655	139,353
	Eusu Holdings Co. Ltd.	6,956	35,519
*	EV Advanced Material Co. Ltd.	9,902	14,741
*	E-World	14,086	29,469
*	Exem Co. Ltd.	3,347	13,552
	Exicon Co. Ltd.	3,477	41,573
*	F&F Co. Ltd.	1,149	857,798
	F&F Holdings Co. Ltd.	1,160	38,867
	Farmsco	6,812	35,489
	FarmStory Co. Ltd.	9,843	22,927
#	Fila Holdings Corp.	16,737	533,256
	Fine Semitech Corp.	2,544	55,723
*	Fine Technix Co. Ltd.	9,830	92,411
*	FNC Entertainment Co. Ltd.	1,512	13,041
*	Foosung Co. Ltd.	11,511	197,622
	Fursys, Inc.	1,797	60,025
*	Futurestream Networks Co. Ltd.	19,143	16,169
*††	G.U.ON Co. Ltd.	4,950	169
	Gabia, Inc.	4,174	45,812
*	Gamevil, Inc.	1,925	122,599
	Gaon Cable Co. Ltd.	1,471	35,792
*	GemVax & Kael Co. Ltd.	1,487	23,750
*	Gemvaxlink Co. Ltd.	20,694	28,476
*	Genematrix, Inc.	3,848	32,477
*	Genexine, Inc.	2,140	120,326
*	Genie Music Corp.	5,644	28,394
*	GenNBio, Inc.	17,756	15,799

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GenoFocus, Inc.	2,897	$21,899
	Genoray Co. Ltd.	4,726	39,326
	Geumhwa PSC Co. Ltd.	1,261	35,358
*	Gigalane Co. Ltd.	11,619	20,175
	Global Standard Technology Co. Ltd.	1,315	32,607
*	GMB Korea Corp.	4,841	26,816
	GnCenergy Co. Ltd.	2,482	10,344
*	GNCO Co. Ltd.	25,842	18,452
	GOLFZON Co. Ltd.	1,742	211,113
	Golfzon Newdin Holdings Co. Ltd.	11,819	87,822
*††	Good People Co. Ltd.	8,494	5,751
	Green Cross Corp.	783	184,216
	Green Cross Holdings Corp.	4,100	102,917
	Green Cross LabCell Corp.	1,287	106,689
*	Green Cross Medical Science Corp.	2,202	15,541
	GS Engineering & Construction Corp.	23,709	841,288
	GS Holdings Corp.	20,206	731,750
	GS Retail Co. Ltd.	18,828	519,809
#*	G-treeBNT Co. Ltd.	1,220	17,113
	Gwangju Shinsegae Co. Ltd.	320	52,997
	Haatz, Inc.	1,115	9,147
	Hae In Corp.	3,104	16,508
	HAESUNG DS Co. Ltd.	3,958	147,691
	Haitai Confectionery & Foods Co. Ltd.	2,525	18,023
	Halla Corp.	12,823	62,009
	Halla Holdings Corp.	2,959	129,247
*	Han Chang Corp.	24,990	24,525
	Han Kuk Carbon Co. Ltd.	12,365	133,273
	Hana Financial Group, Inc.	65,507	2,525,925
*	Hana Micron, Inc.	11,094	219,580
	Hana Pharm Co. Ltd.	1,093	19,245
*	Hanall Biopharma Co. Ltd.	3,550	62,164
	HanChang Paper Co. Ltd.	7,808	13,724
*	Hancom, Inc.	4,790	82,173
	Handok, Inc.	4,481	90,919
	Handsome Co. Ltd.	7,877	284,616
	Hanil Holdings Co. Ltd.	4,390	52,500
	Hanil Hyundai Cement Co. Ltd.	1,038	30,662
*	Hanjin Heavy Industries & Construction Co. Ltd.	4,922	40,361
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	4,693	18,228
*	Hanjin Kal Corp.	1,704	79,968
	Hanjin Transportation Co. Ltd.	3,571	106,279
	Hankook Shell Oil Co. Ltd.	357	85,346
	Hankook Tire & Technology Co. Ltd.	30,289	1,073,180
	Hanmi Semiconductor Co. Ltd.	7,872	216,995
	HanmiGlobal Co. Ltd.	3,314	30,342
	Hanon Systems	58,024	718,807
*	Hans Biomed Corp.	1,476	17,668
#	Hansae Co. Ltd.	7,886	156,913
	Hansae Yes24 Holdings Co. Ltd.	6,281	42,861
	Hanshin Construction	5,084	82,948
	Hanshin Machinery Co.	11,420	42,427
	Hansol Chemical Co. Ltd.	2,621	739,669
	Hansol Holdings Co. Ltd.	12,184	39,550
*	Hansol HomeDeco Co. Ltd.	30,820	53,019
	Hansol Logistics Co. Ltd.	3,341	13,511
	Hansol Paper Co. Ltd.	11,350	140,203
*	Hansol Technics Co. Ltd.	9,667	56,051
	Hanssem Co. Ltd.	2,318	201,832

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha General Insurance Co. Ltd.	37,235	$144,254
*	Hanwha Investment & Securities Co. Ltd.	36,287	172,415
	Hanwha Life Insurance Co. Ltd.	130,821	389,812
*	Hanwha Solutions Corp.	43,211	1,515,963
	Hanyang Eng Co. Ltd.	6,152	81,077
	Hanyang Securities Co. Ltd.	5,181	78,970
*	Harim Co. Ltd.	16,909	41,702
	Harim Holdings Co. Ltd.	11,610	96,303
*	HB SOLUTION Co. Ltd.	481	8,820
	HB Technology Co. Ltd.	22,960	50,042
	HDC Holdings Co. Ltd.	5,650	51,126
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,561	319,312
	HDC Hyundai Engineering Plastics Co. Ltd.	4,988	25,146
#*	Helixmith Co. Ltd.	6,464	131,958
*	Heungkuk Fire & Marine Insurance Co. Ltd.	34,883	115,912
*	HFR, Inc.	790	14,444
	High Tech Pharm Co. Ltd.	1,223	16,964
	HIMS Co. Ltd.	1,778	13,885
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	68,973
*	HLB Life Science Co. Ltd.	14,982	191,863
*	HLB POWER Co. Ltd.	5,834	8,402
*	HLB, Inc.	8,533	307,307
	HLscience Co. Ltd.	625	19,396
#*	HMM Co. Ltd.	64,875	1,484,356
*	Homecast Co. Ltd.	8,164	21,591
	Hotel Shilla Co. Ltd.	2,747	205,770
	HS Industries Co. Ltd.	19,339	111,420
*	HSD Engine Co. Ltd.	7,890	62,472
#	Huchems Fine Chemical Corp.	6,389	144,808
*	Hugel, Inc.	1,167	181,331
*	Humasis Co. Ltd.	9,450	130,843
*	Humax Co. Ltd.	14,260	61,935
	Humedix Co. Ltd.	1,789	42,525
	Huons Co. Ltd.	2,850	123,584
	Huons Global Co. Ltd.	2,121	89,689
	Huvis Corp.	8,020	67,107
	Huvitz Co. Ltd.	4,994	37,074
	Hwa Shin Co. Ltd.	10,954	90,235
	Hwacheon Machine Tool Co. Ltd.	515	16,148
*	Hwail Pharm Co. Ltd.	9,332	22,660
	Hwangkum Steel & Technology Co. Ltd.	5,882	45,646
	Hwaseung Corp. Co. Ltd.	17,637	42,556
	Hwaseung Enterprise Co. Ltd.	7,468	109,911
*	Hwaseung R&A Co. Ltd.	6,693	35,014
	HwaSung Industrial Co. Ltd.	4,660	53,447
	Hy-Lok Corp.	2,669	43,298
*	Hyosung Advanced Materials Corp.	887	541,774
*	Hyosung Chemical Corp.	899	222,577
	Hyosung Corp.	2,814	249,183
*	Hyosung Heavy Industries Corp.	1,980	114,509
	Hyosung TNC Corp.	749	385,073
	HyosungITX Co. Ltd.	1,039	17,019
	Hyundai Autoever Corp.	1,292	129,454
	Hyundai Bioland Co. Ltd.	2,761	47,244
	Hyundai BNG Steel Co. Ltd.	3,709	53,157
*	Hyundai Construction Equipment Co. Ltd.	3,843	133,031
	Hyundai Corp.	4,149	65,493
	Hyundai Corp. Holdings, Inc.	2,602	28,904
	Hyundai Department Store Co. Ltd.	4,876	346,216

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Electric & Energy System Co. Ltd.	6,336	$120,362
	Hyundai Elevator Co. Ltd.	6,073	252,186
	Hyundai Engineering & Construction Co. Ltd.	18,114	783,071
	Hyundai Ezwel Co. Ltd.	4,703	39,747
	Hyundai Futurenet Co. Ltd.	21,018	84,677
#	Hyundai Greenfood Co. Ltd.	16,546	137,571
	Hyundai Heavy Industries Holdings Co. Ltd.	10,680	579,012
	Hyundai Home Shopping Network Corp.	2,566	154,031
	Hyundai HT Co. Ltd.	2,596	19,870
	Hyundai Livart Furniture Co. Ltd.	4,546	61,785
	Hyundai Marine & Fire Insurance Co. Ltd.	35,454	797,349
*	Hyundai Mipo Dockyard Co. Ltd.	4,810	312,817
	Hyundai Mobis Co. Ltd.	10,672	2,306,956
	Hyundai Motor Co.	18,934	3,386,449
	Hyundai Motor Securities Co. Ltd.	7,235	78,594
*	Hyundai Rotem Co. Ltd.	9,923	192,159
	Hyundai Steel Co.	20,079	767,469
	Hyundai Wia Corp.	5,516	398,342
	Hyungkuk F&B Co. Ltd.	5,256	16,435
	HyVision System, Inc.	2,577	37,193
	i3system, Inc.	1,104	16,149
*	iA, Inc.	50,268	44,073
	ICD Co. Ltd.	4,336	46,510
*	Icure Pharm, Inc.	1,263	43,287
	IDIS Holdings Co. Ltd.	2,685	29,473
*	IHQ, Inc.	24,866	39,447
	Iljin Diamond Co. Ltd.	1,865	60,479
*	Iljin Display Co. Ltd.	3,372	10,010
	Iljin Electric Co. Ltd.	9,122	44,781
	Iljin Holdings Co. Ltd.	8,430	48,432
	Iljin Materials Co. Ltd.	1,227	106,039
	Ilshin Spinning Co. Ltd.	690	67,653
	ilShinbiobase Co. Ltd.	3,674	13,733
	Ilsung Pharmaceuticals Co. Ltd.	155	10,288
	Ilyang Pharmaceutical Co. Ltd.	3,224	82,316
	iMarketKorea, Inc.	8,309	78,219
	InBody Co. Ltd.	2,279	53,049
*	Incross Co. Ltd.	620	24,515
	Industrial Bank of Korea	86,437	818,094
*	Infinitt Healthcare Co. Ltd.	3,095	18,930
	InfoBank Corp.	2,383	21,912
	INITECH Co. Ltd.	6,800	35,167
*	INNO Instrument, Inc.	9,461	17,454
#	Innocean Worldwide, Inc.	3,047	153,379
	InnoWireless, Inc.	1,034	33,510
*	Innox Advanced Materials Co. Ltd.	7,249	263,599
*	Inscobee, Inc.	24,286	68,209
*	Insun ENT Co. Ltd.	10,014	104,059
*	Insung Information Co. Ltd.	10,915	26,950
	Intekplus Co. Ltd.	2,819	60,573
	Intellian Technologies, Inc.	954	58,343
	Intelligent Digital Integrated Security Co. Ltd.	1,165	25,422
*	Interflex Co. Ltd.	4,085	45,422
*	Intergis Co. Ltd.	4,958	15,474
	Interojo Co. Ltd.	1,568	39,627
	Interpark Corp	14,161	81,243
	INTOPS Co. Ltd.	4,192	83,614
*	iNtRON Biotechnology, Inc.	4,530	74,802
	Inzi Controls Co. Ltd.	1,577	22,810

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTHKOREA — (Continued)
	INZI Display Co. Ltd.	12,593	$36,482
*	Iones Co. Ltd.	3,850	28,565
	IS Dongseo Co. Ltd.	5,572	216,052
	ISC Co. Ltd.	3,843	86,942
	i-SENS, Inc.	1,718	49,297
	ISU Chemical Co. Ltd.	7,234	94,345
*	IsuPetasys Co. Ltd.	11,988	42,486
	It’s Hanbul Co. Ltd.	1,615	29,829
*	Jaeyoung Solutec Co. Ltd.	16,720	16,484
*	Jahwa Electronics Co. Ltd.	3,794	60,785
*	Jayjun Cosmetic Co. Ltd.	12,369	12,223
	JB Financial Group Co. Ltd.	63,158	480,128
	JC Hyun System, Inc.	2,589	14,340
*	Jcontentree Corp.	983	58,995
*	Jeju Semiconductor Corp.	8,133	33,412
*	Jeongsan Aikang Co. Ltd.	3,986	7,308
	Jinsung T.E.C	2,938	30,100
	JLS Co. Ltd.	3,636	23,618
*	JNK Heaters Co. Ltd.	5,529	33,670
*	JNTC Co. Ltd.	2,745	19,408
*	JoyCity Corp.	5,537	51,920
*	Jungdawn Co. Ltd.	7,542	18,763
*	Jusung Engineering Co. Ltd.	7,608	73,309
	JVM Co. Ltd.	1,700	23,358
	JW Life Science Corp.	3,290	45,620
	JYP Entertainment Corp.	9,379	421,824
	Kakao Corp.	13,825	1,487,354
*	Kanglim Co. Ltd.	7,932	16,657
	Kangnam Jevisco Co. Ltd.	1,835	39,301
*	Kangstem Biotech Co. Ltd.	9,275	27,813
	KAON Media Co. Ltd.	4,549	64,351
	KB Financial Group, Inc.	37,393	1,809,990
	KB Financial Group, Inc., ADR	46,853	2,252,224
	KC Co. Ltd.	2,278	44,687
	KC Green Holdings Co. Ltd.	7,765	34,180
	KC Tech Co. Ltd.	3,975	76,623
	KCC Corp.	1,832	523,706
	KCC Engineering & Construction Co. Ltd.	4,872	41,728
	KCC Glass Corp.	3,701	191,108
	KCTC	6,136	34,101
*	KEC Corp.	18,158	57,827
	KEPCO Engineering & Construction Co., Inc.	1,611	97,816
	KEPCO Plant Service & Engineering Co. Ltd.	6,898	246,912
	Keyang Electric Machinery Co. Ltd.	10,743	42,854
*	KEYEAST Co. Ltd.	6,058	78,610
	KG Chemical Corp.	2,223	64,730
	Kginicis Co. Ltd.	7,291	116,572
	KGMobilians Co. Ltd.	6,433	50,695
*	KH FEELUX Co. Ltd.	47,263	122,788
*	KH Vatec Co. Ltd.	2,618	54,178
	Kia Corp.	55,131	4,023,038
*	KineMaster Corp.	1,653	24,146
	KINX, Inc.	1,395	57,163
	KISCO Corp.	7,715	59,405
	KISCO Holdings Co. Ltd.	4,668	73,172
	KISWIRE Ltd.	4,602	108,488
	KIWOOM Securities Co. Ltd.	7,053	635,839
	KleanNara Co. Ltd.	5,345	20,588
	KL-Net Corp.	4,538	16,910

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KM Corp.	1,997	$14,091
*	KMH Co. Ltd.	3,585	27,634
*	KMH Hitech Co. Ltd.	13,161	18,577
*	KMW Co. Ltd.	5,394	190,604
	Kocom Co. Ltd.	4,026	22,931
	Koh Young Technology, Inc.	9,324	147,338
	Kolmar BNH Co. Ltd.	4,151	126,263
	Kolmar Korea Co. Ltd.	3,710	141,835
	Kolmar Korea Holdings Co. Ltd.	3,790	74,924
	Kolon Corp.	3,506	106,442
	Kolon Global Corp.	4,114	91,848
	Kolon Industries, Inc.	9,272	709,451
*	Kolon Plastic, Inc.	3,586	50,248
	KoMiCo Ltd	2,410	168,476
*	Komipharm International Co. Ltd.	6,303	48,568
*	KONA I Co. Ltd.	3,514	104,043
	Kopla Co. Ltd.	4,024	30,000
	Korea Alcohol Industrial Co. Ltd.	5,591	66,657
	Korea Asset In Trust Co. Ltd.	27,658	104,653
	Korea Cast Iron Pipe Industries Co. Ltd.	4,507	37,960
*	Korea Circuit Co. Ltd.	3,884	52,530
	Korea District Heating Corp.	299	10,582
	Korea Electric Terminal Co. Ltd.	1,954	126,448
	Korea Electronic Certification Authority, Inc.	4,271	29,330
	Korea Electronic Power Industrial Development Co. Ltd.	5,312	75,783
	Korea Export Packaging Industrial Co. Ltd.	845	18,637
	Korea Flange Co. Ltd.	11,755	29,276
*	Korea Gas Corp.	7,769	295,141
*	Korea Information & Communications Co. Ltd.	2,352	18,698
	Korea Investment Holdings Co. Ltd.	17,023	1,273,173
*	Korea Line Corp.	77,872	188,669
	Korea Petrochemical Ind Co. Ltd.	1,593	253,216
	Korea Ratings Corp.	149	10,541
	Korea Real Estate Investment & Trust Co. Ltd.	51,245	102,783
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,924	789,013
	Korea Zinc Co. Ltd.	2,869	1,320,944
*	Korean Air Lines Co. Ltd.	66,754	1,740,440
	Korean Reinsurance Co.	32,862	272,130
	Kortek Corp.	3,744	35,274
*	KOSES Co. Ltd.	874	9,260
#*	KPM Tech Co. Ltd.	20,756	24,363
	KPX Chemical Co. Ltd.	1,121	55,437
*	KSIGN Co. Ltd.	12,339	24,439
	KSS LINE Ltd.	8,802	89,838
*	KT Alpha Co. Ltd.	3,734	29,410
	KT Corp., Sponsored ADR	12,498	160,099
	KT Skylife Co. Ltd.	11,384	98,789
	KTB Investment & Securities Co. Ltd.	14,053	79,376
	KTCS Corp.	9,824	22,474
	Ktis Corp.	11,445	24,921
	Kukdo Chemical Co. Ltd.	1,657	94,925
	Kukdong Corp.	14,378	31,308
	Kukdong Oil & Chemicals Co. Ltd.	7,267	26,943
*	Kukje Pharma Co. Ltd.	3,759	19,397
*	Kum Yang Co. Ltd.	4,029	17,552
	Kumho Petrochemical Co. Ltd.	7,786	1,145,611
*	Kumho Tire Co., Inc.	29,967	137,016
	KUMHOE&C Co. Ltd.	8,584	88,728
	Kumkang Kind Co. Ltd.	8,100	54,658

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kwang Myung Electric Co. Ltd.	10,184	$26,937
	Kyeryong Construction Industrial Co. Ltd.	4,158	127,684
	Kyobo Securities Co. Ltd.	7,880	59,357
	Kyongbo Pharmaceutical Co. Ltd.	1,969	16,764
	Kyung Dong Navien Co. Ltd.	2,649	152,080
*	Kyung Nam Pharm Co. Ltd.	3,838	19,828
	Kyung Nong Corp.	1,022	11,609
	Kyungbang Co. Ltd.	5,365	61,163
*	Kyungchang Industrial Co. Ltd.	3,759	12,365
	KyungDong City Gas Co. Ltd.	1,501	30,259
	Kyung-In Synthetic Corp.	8,728	52,509
	L&C Bio Co. Ltd.	3,441	100,835
	L&F Co. Ltd.	1,746	276,432
*	Lake Materials Co. Ltd.	2,691	10,763
	LB Semicon, Inc.	11,748	127,813
	LEADCORP, Inc.	9,025	77,355
	Lee Ku Industrial Co. Ltd.	5,877	19,596
	LEENO Industrial, Inc.	2,648	388,103
	LF Corp.	9,746	152,729
	LG Chem Ltd.	8,819	6,328,117
#	LG Corp.	13,505	1,055,787
#*	LG Display Co. Ltd., ADR	158,872	1,326,581
*	LG Display Co. Ltd.	29,107	491,919
	LG Electronics, Inc.	38,057	3,937,144
	LG HelloVision Co. Ltd.	15,905	94,289
	LG Household & Health Care Ltd.	1,643	1,644,456
	LG Innotek Co. Ltd.	5,784	1,039,712
	LG Uplus Corp.	99,727	1,227,356
	Lion Chemtech Co. Ltd.	3,023	23,649
	LMS Co. Ltd.	3,047	29,181
*	Lock & Lock Co. Ltd.	4,517	40,602
*	Longtu Korea, Inc.	2,910	14,977
	LOT Vacuum Co. Ltd.	2,167	27,087
	Lotte Chemical Corp.	5,957	1,145,778
	Lotte Confectionery Co. Ltd.	529	58,325
	Lotte Corp.	5,695	159,516
*	Lotte Data Communication Co.	1,496	49,133
	LOTTE Fine Chemical Co. Ltd.	8,569	625,604
	Lotte Food Co. Ltd.	253	82,683
	LOTTE Himart Co. Ltd.	4,505	107,072
*	Lotte Non-Life Insurance Co. Ltd.	18,125	28,572
	Lotte Shopping Co. Ltd.	2,790	251,110
	LS Cable & System Asia Ltd.	1,638	11,757
	LS Corp.	7,690	412,297
	LS Electric Co. Ltd.	6,505	329,223
	LTC Co. Ltd.	1,557	14,151
*	Lutronic Corp.	5,422	87,525
*	LVMC Holdings	27,970	80,301
	LX Hausys Ltd.	3,869	230,698
	LX Semicon Co. Ltd.	4,573	429,993
	Macquarie Korea Infrastructure Fund	92,713	1,086,643
	Maeil Dairies Co. Ltd.	1,241	74,901
	Maeil Holdings Co. Ltd.	5,094	43,235
	MAKUS, Inc.	5,043	32,827
*	Mando Corp.	11,718	628,976
*	Maniker Co. Ltd.	31,456	11,683
	Mcnex Co. Ltd.	5,122	190,552
	ME2ON Co. Ltd.	11,945	60,350
*	Mecaro Co. Ltd.	1,683	17,356

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Mediana Co. Ltd.	2,287	$11,758
*	MEDICOX Co. Ltd.	18,634	17,873
*	Medipost Co. Ltd.	2,199	42,870
	Medy-Tox, Inc.	1,415	181,667
*	Meerecompany, Inc.	942	19,932
	MegaMD Co. Ltd.	3,779	14,884
	MegaStudy Co. Ltd.	3,816	45,307
	MegaStudyEdu Co. Ltd.	3,460	227,784
	MEKICS Co. Ltd.	4,913	39,859
	Meritz Financial Group, Inc.	20,520	586,939
	Meritz Fire & Marine Insurance Co. Ltd.	32,449	771,304
	Meritz Securities Co. Ltd.	116,273	464,613
*	Mgame Corp.	5,065	40,845
	Mi Chang Oil Industrial Co. Ltd.	382	25,946
*	MiCo Ltd.	9,025	108,306
	Minwise Co. Ltd.	1,972	31,609
	Mirae Asset Life Insurance Co. Ltd.	29,061	106,306
	Mirae Asset Securities Co. Ltd.	99,530	742,548
	Mirae Asset Venture Investment Co. Ltd.	5,176	37,418
*	Mirae Corp.	847	10,000
	Miwon Chemicals Co. Ltd.	571	39,141
	Miwon Commercial Co. Ltd.	701	124,534
	Miwon Holdings Co. Ltd.	151	17,943
	Miwon Specialty Chemical Co. Ltd.	590	108,909
	MK Electron Co. Ltd.	3,491	56,350
*	MNTech Co. Ltd.	8,025	28,761
*	Mobase Co. Ltd.	4,602	13,758
*	Mobase Electronics Co. Ltd.	7,394	13,933
*	Mobile Appliance, Inc.	4,796	15,391
*	MOM’S TOUCH&Co.	22,652	94,804
	Monalisa Co. Ltd.	2,670	9,081
	MonAmi Co. Ltd.	3,766	15,105
	Moorim P&P Co. Ltd.	5,400	20,715
	Moorim Paper Co. Ltd.	14,496	34,036
	Motonic Corp.	3,458	32,979
*	MP Daesan, Inc.	9,820	6,926
	mPlus Corp.	1,540	18,238
	Mr Blue Corp.	4,500	34,092
	Multicampus Co. Ltd.	1,164	37,450
	Nam Hwa Construction Co. Ltd.	1,461	11,592
	Namhae Chemical Corp.	7,479	85,990
*	Namsun Aluminum Co. Ltd.	21,056	53,010
	Namsung Corp.	3,754	10,917
*	Namuga Co. Ltd.	2,390	17,148
	Namyang Dairy Products Co. Ltd.	175	68,660
*	NanoenTek, Inc.	6,677	41,217
	Nasmedia Co. Ltd.	1,423	42,990
*	Nat Games Co. Ltd.	2,249	29,493
*	Nature & Environment Co. Ltd.	17,324	28,155
	NAVER Corp.	7,932	2,757,818
	NCSoft Corp.	2,452	1,317,478
*	NDFOS Co. Ltd.	2,690	20,826
	NeoPharm Co. Ltd.	948	21,725
*	Neowiz	4,439	100,132
*	Neowiz Holdings Corp.	1,484	63,777
*	NEPES Corp.	3,972	119,447
Ω	Netmarble Corp.	1,422	150,581
	Newtree Co. Ltd.	923	22,677
	Nexen Corp.	7,084	30,480

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Nexen Tire Corp.	22,791	$147,759
*	Nexon GT Co. Ltd.	1,857	18,885
*	Next Entertainment World Co. Ltd.	3,907	57,490
	NextEye Co. Ltd.	7,648	11,014
*	Nexturnbioscience Co. Ltd.	3,519	23,228
	NH Investment & Securities Co. Ltd.	36,550	412,823
*	NHN Corp.	3,985	273,049
*	NHN KCP Corp.	5,283	259,215
	NICE Holdings Co. Ltd.	11,729	169,816
	Nice Information & Telecommunication, Inc.	3,622	104,516
	NICE Information Service Co. Ltd.	16,441	278,224
	NICE Total Cash Management Co. Ltd.	5,066	24,106
*	NK Co. Ltd.	30,243	29,218
*	NKMax Co. Ltd.	810	18,132
	Nong Shim Holdings Co. Ltd.	900	59,568
	Nong Woo Bio Co. Ltd.	3,988	40,558
#	NongShim Co. Ltd.	1,436	348,192
	Noroo Holdings Co. Ltd.	1,493	15,601
	NOROO Paint & Coatings Co. Ltd.	2,216	19,773
	NOVAREX Co. Ltd.	2,217	78,892
	NPC	7,683	41,911
*	NS Co. Ltd.	2,474	24,013
	NS Shopping Co. Ltd.	4,833	57,565
*	Nuintek Co. Ltd.	12,524	38,077
*	NuriFlex Co. Ltd.	2,674	18,224
	Oceanbridge Co. Ltd.	1,416	16,713
*	OCI Co. Ltd.	3,693	409,160
	Okong Corp.	7,450	28,101
*	Omnisystem Co. Ltd.	14,815	28,362
	Opto Device Technology Co. Ltd.	5,298	31,457
	OptoElectronics Solutions Co. Ltd.	1,981	56,768
*	OPTRON-TEC, Inc.	7,424	53,837
*	Orbitech Co. Ltd.	2,100	12,888
	Orion Corp.	6,373	644,508
	Orion Holdings Corp.	14,570	199,752
	Osstem Implant Co. Ltd.	5,214	552,691
*	Osung Advanced Materials Co. Ltd.	18,850	42,770
	Ottogi Corp.	574	236,446
	Paik Kwang Industrial Co. Ltd.	8,646	41,742
*	Pan Entertainment Co. Ltd.	4,819	29,545
	Pan Ocean Co. Ltd.	78,395	405,646
*	Pan-Pacific Co. Ltd.	13,908	32,449
#	Park Systems Corp.	1,226	124,540
	Partron Co. Ltd.	17,848	143,325
	Paseco Co. Ltd.	1,308	24,805
*	Pearl Abyss Corp.	6,414	571,100
	People & Technology, Inc.	4,892	146,623
#	PharmaResearch Co. Ltd.	1,201	94,748
*	PharmGen Science, Inc.	2,913	29,602
*	Pharmicell Co. Ltd.	12,726	136,322
*	Philoptics Co. Ltd.	3,684	33,029
	PI Advanced Materials Co. Ltd.	5,680	220,004
	PJ Electronics Co. Ltd.	1,293	10,284
	PLAYWITH, Inc.	1,337	12,876
	Point Engineering Co. Ltd.	7,357	22,221
	POSCO Chemical Co. Ltd.	2,022	252,275
	POSCO Coated & Color Steel Co. Ltd.	388	19,011
	Posco ICT Co. Ltd.	10,766	61,748
	Posco M-Tech Co. Ltd.	4,984	34,464

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Power Logics Co. Ltd.	6,721	$45,492
	Protec Co. Ltd.	1,743	40,249
	PSK, Inc.	2,593	85,892
	Pulmuone Co. Ltd.	7,209	105,335
	Pyeong Hwa Automotive Co. Ltd.	3,537	33,608
*	Q Capital Partners Co. Ltd.	30,695	13,850
	QSI Co. Ltd.	1,365	18,794
	Rayence Co. Ltd.	1,915	21,577
*††	Redrover Co. Ltd.	5,364	1,575
	Reyon Pharmaceutical Co. Ltd.	1,364	64,845
	RFHIC Corp.	3,423	92,160
*	RFTech Co. Ltd.	6,595	33,343
*	Robostar Co. Ltd.	1,376	24,041
*	Robotis Co. Ltd.	1,333	14,597
	Rsupport Co. Ltd.	6,747	41,366
	S Net Systems, Inc.	1,718	9,684
	S&S Tech Corp.	3,487	110,055
*	S.Y. Co. Ltd.	8,078	26,568
	S-1 Corp.	5,817	414,730
	Sajo Industries Co. Ltd.	851	34,789
	Sajodaerim Corp.	980	23,360
*	Sajodongaone Co. Ltd.	19,406	21,158
	Sam Young Electronics Co. Ltd.	3,585	37,062
	Sam Yung Trading Co. Ltd.	7,194	95,724
	Sambo Corrugated Board Co. Ltd.	1,506	18,573
*	Sambo Motors Co. Ltd.	3,769	20,963
*	Sambu Engineering & Construction Co. Ltd.	19,309	34,465
	Samchuly Bicycle Co. Ltd.	2,321	19,408
	Samho Development Co. Ltd.	8,183	35,639
*	SAMHWA NETWORKS Co. Ltd.	5,228	17,478
	SAMHWA Paints Industrial Co. Ltd.	3,342	28,752
	Samick Musical Instruments Co. Ltd.	25,745	40,126
	Samick THK Co. Ltd.	2,406	24,654
*	Samil C&S Co. Ltd.	1,823	16,459
	Samil Pharmaceutical Co. Ltd.	2,526	17,566
	Samji Electronics Co. Ltd.	5,168	54,150
	Samjin LND Co. Ltd.	5,897	21,121
	Samjin Pharmaceutical Co. Ltd.	2,325	51,236
*	Samkee Corp.	12,204	54,806
*	Sammok S-Form Co. Ltd.	3,406	47,129
*Ω	Samsung Biologics Co. Ltd.	751	559,486
	Samsung C&T Corp.	13,057	1,278,455
	Samsung Card Co. Ltd.	9,254	271,714
	Samsung Electro-Mechanics Co. Ltd.	15,474	2,107,354
	Samsung Electronics Co. Ltd., GDR	13,276	19,878,648
	Samsung Electronics Co. Ltd.	772,249	46,236,953
*	Samsung Engineering Co. Ltd.	52,333	1,113,071
	Samsung Fire & Marine Insurance Co. Ltd.	9,668	1,916,415
#*	Samsung Heavy Industries Co. Ltd.	146,771	802,075
	Samsung Life Insurance Co. Ltd.	10,569	611,377
*	Samsung Pharmaceutical Co. Ltd.	10,916	54,632
	Samsung Publishing Co. Ltd.	988	29,023
	Samsung SDI Co. Ltd.	4,304	2,715,287
	Samsung SDS Co. Ltd.	4,899	643,940
	Samsung Securities Co. Ltd.	20,896	849,495
	SAMT Co. Ltd.	12,309	55,339
	Samwha Capacitor Co. Ltd.	3,145	153,198
	Samyang Corp.	1,532	89,641
#	Samyang Foods Co. Ltd.	1,461	102,407

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Holdings Corp.	1,467	$129,324
	Samyang Packaging Corp.	1,527	34,520
	Samyang Tongsang Co. Ltd.	846	46,227
*	Samyoung Chemical Co. Ltd.	8,737	23,625
	Sang-A Frontec Co. Ltd.	1,962	106,134
*	Sangbo Corp.	15,421	25,996
#*	Sangsangin Co. Ltd.	19,745	151,330
	Sangsin Energy Display Precision Co. Ltd.	3,457	50,606
	SaraminHR Co. Ltd.	1,626	63,987
	SAVEZONE I&C Corp.	8,459	23,110
*	SBI Investment Korea Co. Ltd.	24,785	37,505
*	SBS Media Holdings Co. Ltd.	18,457	32,688
*	SBW	51,099	32,327
	SCI Information Service, Inc.	5,189	14,925
*	S-Connect Co. Ltd.	11,927	18,647
*	SDN Co. Ltd.	13,861	26,748
	Seah Besteel Corp.	5,195	96,386
	SeAH Holdings Corp.	419	39,811
	SeAH Steel Corp.	734	65,037
	SeAH Steel Holdings Corp.	366	39,384
	Sebang Co. Ltd.	3,823	40,914
	Sebang Global Battery Co. Ltd.	2,504	176,044
	Seegene, Inc.	9,736	445,444
	Segyung Hitech Co. Ltd.	1,026	21,354
*	Seha Corp.	11,266	17,982
	Sejin Heavy Industries Co. Ltd.	2,811	15,687
	Sejong Industrial Co. Ltd.	6,842	64,471
*	Sejong Telecom, Inc.	163,379	81,232
*	Sekonix Co. Ltd.	1,677	11,865
	Sempio Foods Co.	730	28,915
	S-Energy Co. Ltd.	6,724	27,076
#	Seobu T&D	13,679	102,518
	Seohan Co. Ltd.	25,248	41,721
*	Seojin System Co. Ltd.	3,378	99,948
*	Seoul Auction Co. Ltd.	2,218	53,132
	Seoul City Gas Co. Ltd.	124	17,651
	Seoul Semiconductor Co. Ltd.	18,406	235,701
	Seoul Viosys Co. Ltd.	2,254	27,207
*	Seowon Co. Ltd.	8,892	16,331
	SEOWONINTECH Co. Ltd.	3,074	16,808
	Seoyon Co. Ltd.	6,326	85,180
	Seoyon E-Hwa Co. Ltd.	8,658	57,370
	Settle Bank, Inc.	742	20,690
*	Sewon E&C Co. Ltd.	45,698	42,841
††	Sewon Precision Industry Co. Ltd.	1,917	2,488
	SEWOONMEDICAL Co. Ltd.	4,473	16,310
	SFA Engineering Corp.	8,074	244,191
*	SFA Semicon Co. Ltd.	21,218	115,321
*	SG Corp.	28,911	17,111
*	SG Global Co. Ltd.	6,144	11,433
	SGC e Tec E&C Co. Ltd.	703	41,825
*	SH Energy & Chemical Co. Ltd.	21,194	19,851
#	Shin Heung Energy & Electronics Co. Ltd.	1,521	85,711
	Shindaeyang Paper Co. Ltd.	1,105	82,949
	Shinhan Financial Group Co. Ltd.	98,685	3,221,772
	Shinhan Financial Group Co. Ltd., ADR	5,731	185,226
	Shinil Electronics Co. Ltd.	12,080	20,115
	Shinsegae Engineering & Construction Co. Ltd.	1,248	40,806
	Shinsegae Food Co. Ltd.	487	37,708

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae Information & Communication Co. Ltd.	96	$17,080
	Shinsegae International, Inc.	685	98,784
	Shinsegae, Inc.	2,893	615,376
	Shinsung Delta Tech Co. Ltd.	3,992	55,544
*	Shinsung E&G Co. Ltd.	36,845	74,731
*	Shinsung Tongsang Co. Ltd.	28,440	87,759
	Shinwha Intertek Corp.	10,654	31,947
*	Shinwon Corp.	24,874	73,270
	Shinyoung Securities Co. Ltd.	1,754	94,353
*	SHOWBOX Corp.	10,138	60,430
*	Signetics Corp.	21,612	32,458
	SIGONG TECH Co. Ltd.	4,127	22,351
	Silla Co. Ltd.	2,472	27,186
	SIMMTECH Co. Ltd.	8,384	220,964
	SIMPAC, Inc.	9,760	65,967
*	Sindoh Co. Ltd.	2,643	74,517
#	SK Chemicals Co. Ltd.	3,276	506,164
	SK D&D Co. Ltd.	3,840	104,008
	SK Discovery Co. Ltd.	4,939	201,600
	SK Gas Ltd.	1,207	142,695
	SK Hynix, Inc.	164,271	14,480,581
*	SK Innovation Co. Ltd.	6,491	1,353,698
	SK Materials Co. Ltd.	1,246	407,895
*	SK Rent A Car Co. Ltd.	4,337	45,060
	SK Securities Co. Ltd.	170,647	143,627
*	SK Telecom Co. Ltd., Sponsored ADR	2,074	60,146
*	SK Telecom Co. Ltd.	2,894	755,410
	SKC Co. Ltd.	4,268	656,171
	SL Corp.	7,707	217,153
*	SM Culture & Contents Co. Ltd.	6,924	28,177
*	SM Entertainment Co. Ltd.	6,238	420,292
*	SM Life Design Group Co. Ltd.	9,541	28,480
*	S-MAC Co. Ltd.	80,314	79,969
	SMCore, Inc.	1,609	9,605
*	SMEC Co. Ltd.	10,746	15,833
	SNT Energy Co. Ltd.	709	13,358
	SNT Holdings Co. Ltd.	3,470	52,760
	SNT Motiv Co. Ltd.	3,351	144,688
*	SNU Precision Co. Ltd.	5,420	16,241
	S-Oil Corp.	10,633	930,363
*	Solborn, Inc.	7,338	33,129
*	Solid, Inc.	12,996	74,309
	Solus Advanced Materials Co. Ltd.	3,941	278,440
	Songwon Industrial Co. Ltd.	7,797	119,928
	Soosan Heavy Industries Co. Ltd.	4,596	10,493
	Soulbrain Co. Ltd.	919	206,251
*	Soulbrain Holdings Co. Ltd.	2,191	82,075
	SPC Samlip Co. Ltd.	1,112	72,905
	Speco Co. Ltd.	1,997	10,470
	SPG Co. Ltd.	4,542	38,525
	Spigen Korea Co. Ltd.	1,896	74,240
#*††	Ssangyong Motor Co.	26,548	23,599
*	ST Pharm Co. Ltd.	1,230	92,197
*	Straffic Co. Ltd.	2,456	12,857
*	Studio Dragon Corp.	2,206	163,037
	Suheung Co. Ltd.	2,902	118,842
	Sun Kwang Co. Ltd.	2,708	129,306
*	SundayToz Corp.	1,704	32,575
	Sung Bo Chemicals Co. Ltd.	5,109	18,741

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sung Kwang Bend Co. Ltd.	4,576	$36,032
*	Sungchang Enterprise Holdings Ltd.	13,402	29,164
	Sungdo Engineering & Construction Co. Ltd.	7,793	36,796
	Sungwoo Hitech Co. Ltd.	25,725	133,097
	Sunjin Co. Ltd.	5,383	59,667
*	Sunny Electronics Corp.	5,164	17,486
*	Suprema, Inc.	1,413	30,061
	SurplusGlobal, Inc.	4,779	17,699
	SV Investment Corp.	3,891	12,148
*	Synergy Innovation Co. Ltd.	8,081	28,212
*	Synopex, Inc.	19,341	49,698
	Systems Technology, Inc.	3,599	50,655
	Tae Kyung Industrial Co. Ltd.	6,615	36,531
	Taekwang Industrial Co. Ltd.	146	124,982
	Taekyung BK Co. Ltd.	5,601	27,420
*††	Taewoong Co. Ltd.	3,088	24,774
	Taeyoung Engineering & Construction Co. Ltd.	11,082	105,426
#*	Taihan Electric Wire Co. Ltd.	81,481	156,595
*	Taihan Fiberoptics Co. Ltd.	15,758	43,125
*	Taihan Textile Co. Ltd.	662	26,152
*	Tailim Packaging Co. Ltd.	8,783	31,479
	TCC Steel	5,290	37,978
	TechWing, Inc.	3,022	55,187
*	Tego Science, Inc.	1,108	23,135
*	Telcon RF Pharmaceutical, Inc.	12,343	35,875
*	Telechips, Inc.	1,135	15,268
	TES Co. Ltd.	3,780	86,454
	Tesna, Inc.	3,853	150,480
*	Thinkware Systems Corp.	3,694	55,277
*	TK Chemical Corp.	12,462	74,249
	TK Corp.	5,389	54,259
*	TLI, Inc.	978	4,996
	Tokai Carbon Korea Co. Ltd.	1,728	184,813
	Tongyang Life Insurance Co. Ltd.	24,537	143,567
	Tongyang, Inc.	72,698	104,316
*	Top Engineering Co. Ltd.	5,710	36,463
	Toptec Co. Ltd.	9,669	72,446
*	Tovis Co. Ltd.	3,609	26,283
	TS Corp.	26,400	74,659
	TSE Co. Ltd.	1,467	75,444
*	Tuksu Construction Co. Ltd.	3,773	37,423
*	TY Holdings Co. Ltd.	10,684	248,813
*	TYM Corp.	11,195	19,489
	UBCare Co. Ltd.	6,063	39,857
	Ubiquoss Holdings, Inc.	2,043	29,092
	Ubiquoss, Inc.	2,176	39,211
*	Ubivelox, Inc.	959	11,344
*	UIL Co. Ltd.	5,829	13,523
	Uju Electronics Co. Ltd.	2,257	53,253
	Uni-Chem Co. Ltd.	14,724	17,488
*	Unick Corp.	2,381	14,918
	Unid Co. Ltd.	3,325	332,498
	Union Materials Corp.	5,948	18,295
	Union Semiconductor Equipment & Materials Co. Ltd.	6,757	76,884
	Uniquest Corp.	4,624	40,938
*	Unitekno Co. Ltd.	949	9,753
*	UniTest, Inc.	4,011	101,549
	UTI, Inc.	1,284	13,027
	Value Added Technology Co. Ltd.	2,860	99,342

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Very Good Tour Co. Ltd.	2,162	$27,919
	Viatron Technologies, Inc.	4,608	40,927
*	Vidente Co. Ltd.	14,916	185,451
	Vieworks Co. Ltd.	1,745	59,255
	Visang Education, Inc.	4,557	32,946
	Vitzro Tech Co. Ltd.	2,350	19,029
	Vitzrocell Co. Ltd.	4,814	67,294
*	Vivien Corp.	5,609	14,651
*	Vivozon Healthcare, Inc.	22,839	24,407
*	VT GMP Co. Ltd.	3,812	26,030
	Webcash Corp.	2,800	73,018
*	Webzen, Inc.	6,131	141,922
*	Welcron Co. Ltd.	5,529	20,043
*	Wellbiotec Co. Ltd.	12,974	20,266
#	Wemade Co. Ltd.	3,198	500,421
	Whanin Pharmaceutical Co. Ltd.	2,006	30,818
*	WI Co. Ltd.	21,878	29,878
	Wiable Corp.	6,413	16,914
*	WillBes & Co.	20,926	33,997
#	Winix, Inc.	2,109	36,503
*	Winpac, Inc.	9,832	19,549
	Wins Co. Ltd.	1,654	22,431
	WiSoL Co. Ltd.	10,907	97,002
*	WIZIT Co. Ltd.	27,174	38,591
*	WONIK CUBE Corp.	5,300	18,454
*	Wonik Holdings Co. Ltd.	16,118	71,904
	WONIK IPS Co. Ltd.	10,480	363,711
	Wonik Materials Co. Ltd.	2,003	55,993
*	Wonik Pne Co. Ltd.	3,058	90,529
*	Wonik QnC Corp.	6,335	136,820
*	Wonpung Mulsan Co. Ltd.	6,294	7,114
*	WooGene B&G Co. Ltd.	5,150	9,760
	Woojin, Inc.	3,958	32,668
	Woongjin Thinkbig Co. Ltd.	11,529	33,073
*	Wooree Bio Co. Ltd.	12,092	42,393
	Woori Financial Group, Inc., Sponsored ADR	2,893	97,147
	Woori Financial Group, Inc.	170,935	1,943,215
	Woori Investment Bank Co. Ltd.	136,593	116,661
*	Woori Technology, Inc.	17,387	32,757
*	Wooridul Huebrain Ltd.	15,351	20,529
	Woorison F&G Co. Ltd.	18,507	36,762
	Woory Industrial Co. Ltd.	2,475	52,383
*	Woosu AMS Co. Ltd.	5,550	23,968
	WooSung Feed Co. Ltd.	1,480	38,074
*	Woowon Development Co. Ltd.	5,296	24,507
	Worldex Industry & Trading Co. Ltd.	3,984	83,324
*	Wysiwyg Studios Co. Ltd.	2,422	56,744
	Y G-1 Co. Ltd.	8,490	62,976
*	Yapex, Inc.	15,515	26,363
	YAS Co. Ltd.	867	9,560
*	Y-entec Co. Ltd.	3,853	40,325
	Yesco Holdings Co. Ltd.	755	24,645
*	Yest Co. Ltd.	2,384	29,686
*	YG Entertainment, Inc.	2,572	155,024
*	YG PLUS	3,947	25,807
*	YIK Corp.	8,752	39,985
*	YJM Games Co. Ltd.	15,504	34,280
	YMC Co. Ltd.	3,514	26,744
*	YMT Co. Ltd.	2,063	36,840

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Yonwoo Co. Ltd.	1,485	$31,128
	Yoosung Enterprise Co. Ltd.	10,361	29,971
	Youlchon Chemical Co. Ltd.	3,845	72,485
	Young Poong Corp.	189	110,977
	Young Poong Precision Corp.	4,334	37,342
	Youngone Corp.	8,366	320,209
	Youngone Holdings Co. Ltd.	3,692	148,636
*	YoungWoo DSP Co. Ltd.	13,510	24,620
	Yuanta Securities Korea Co. Ltd.	42,688	164,863
	YuHwa Securities Co. Ltd.	13,635	32,352
*	Yungjin Pharmaceutical Co. Ltd.	16,564	66,504
	Yuyu Pharma, Inc.	1,402	8,918
	Zeus Co. Ltd.	3,176	56,620
	Zinus, Inc.	2,173	145,538

TOTAL SOUTH KOREA			258,697,295

TAIWAN — (18.4%)
	ABC Taiwan Electronics Corp.	22,000	22,628
	Abico Avy Co. Ltd.	41,054	38,144
	Ability Enterprise Co. Ltd.	69,508	48,901
*	Ability Opto-Electronics Technology Co. Ltd.	19,528	50,860
	AcBel Polytech, Inc.	143,685	179,078
	Accton Technology Corp.	113,858	995,442
#	Acer, Inc.	1,011,287	946,546
	ACES Electronic Co. Ltd.	56,000	95,777
*	Acon Holding, Inc.	122,000	33,604
	Acter Group Corp. Ltd.	11,267	75,227
	Action Electronics Co. Ltd.	103,000	51,663
#	ADATA Technology Co. Ltd.	64,605	193,590
	Addcn Technology Co. Ltd.	10,000	91,133
	Advanced Ceramic X Corp.	14,000	173,420
	Advanced International Multitech Co. Ltd.	57,000	162,298
*	Advanced Optoelectronic Technology, Inc.	49,000	43,088
	Advancetek Enterprise Co. Ltd.	109,908	99,223
	Advantech Co. Ltd.	59,058	772,361
	AEON Motor Co. Ltd.	22,000	31,332
#*	AGV Products Corp.	230,172	84,166
	Airmate Cayman International Co. Ltd.	17,678	12,563
	Airtac International Group	36,382	1,088,621
	Alcor Micro Corp.	15,000	30,598
*	ALI Corp.	67,632	69,252
	All Ring Tech Co. Ltd.	14,000	55,188
	Allied Circuit Co. Ltd.	5,000	25,907
	Allis Electric Co. Ltd.	71,761	61,260
	Alltek Technology Corp.	54,494	59,370
	Alltop Technology Co. Ltd.	3,751	21,387
	Alpha Networks, Inc.	78,272	76,042
	Altek Corp.	97,727	132,464
#	Amazing Microelectronic Corp.	15,782	116,307
*	Ambassador Hotel.	110,000	119,886
	Ampire Co. Ltd.	29,000	25,121
	AMPOC Far-East Co. Ltd.	31,000	42,719
	AmTRAN Technology Co. Ltd.	319,907	203,620
	Andes Technology Corp.	5,000	90,953
#	Anpec Electronics Corp.	26,317	173,414
#	AP Memory Technology Corp.	12,000	233,440
#	Apac Opto Electronics, Inc.	36,000	39,904
	Apacer Technology, Inc.	40,506	63,361
	APAQ Technology Co. Ltd.	24,422	44,677

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	APCB, Inc.	91,000	$70,527
	Apex Biotechnology Corp.	36,477	30,097
#	Apex International Co. Ltd.	68,868	193,649
	Apex Medical Corp.	45,000	43,025
	Apex Science & Engineering	68,848	26,532
	Apogee Optocom Co. Ltd.	5,000	12,725
	Arcadyan Technology Corp.	34,755	131,457
	Ardentec Corp.	236,411	506,572
	Argosy Research, Inc.	21,558	71,240
#	ASE Technology Holding Co. Ltd., ADR	91,017	648,043
	ASE Technology Holding Co. Ltd.	802,089	2,869,085
	Asia Cement Corp.	768,696	1,224,355
	Asia Electronic Material Co. Ltd.	25,000	18,595
	Asia Optical Co., Inc.	38,000	121,328
*	Asia Pacific Telecom Co. Ltd.	795,139	235,091
*	Asia Plastic Recycling Holding Ltd.	120,857	31,843
	Asia Polymer Corp.	165,385	232,929
	Asia Tech Image, Inc.	26,000	52,305
#	Asia Vital Components Co. Ltd.	112,278	335,510
	ASMedia Technology, Inc.	5,312	311,356
	ASolid Technology Co. Ltd.	5,000	23,678
	ASPEED Technology, Inc.	6,599	661,973
#	ASROCK, Inc.	15,000	93,763
	Asustek Computer, Inc.	160,996	2,046,873
	Aten International Co. Ltd.	23,000	69,841
#	AU Optronics Corp., Sponsored ADR	37,101	253,418
#	AU Optronics Corp.	2,133,000	1,465,847
	Audix Corp.	42,800	87,792
	AURAS Technology Co. Ltd.	28,000	160,992
	Aurona Industries, Inc.	42,000	29,664
	Aurora Corp.	19,585	62,565
	Avalue Technology, Inc.	19,000	33,725
	Aver Information, Inc.	8,000	14,530
	Avermedia Technologies.	20,000	19,592
	Awea Mechantronic Co. Ltd.	13,230	16,250
	Axiomtek Co. Ltd.	24,000	45,261
*	Azurewave Technologies, Inc.	24,000	18,746
	Bank of Kaohsiung Co. Ltd.	221,477	89,681
	Baolong International Co. Ltd.	45,000	32,204
	Basso Industry Corp.	60,000	92,896
#	BenQ Materials Corp.	64,000	90,680
	BES Engineering Corp.	538,000	170,189
*	Billion Electric Co. Ltd.	28,000	24,731
#	Bin Chuan Enterprise Co. Ltd.	53,650	47,646
	Bionet Corp.	17,000	26,112
	Bionime Corp.	13,000	31,764
#	Biostar Microtech International Corp.	91,000	66,238
	Bioteque Corp.	18,010	71,025
#	Bizlink Holding, Inc.	43,807	404,937
	Bon Fame Co. Ltd.	7,000	10,173
#	Brave C&H Supply Co. Ltd.	9,000	24,823
	Bright Led Electronics Corp.	47,100	39,775
#	Brighton-Best International Taiwan, Inc.	102,331	127,853
	Browave Corp.	30,000	43,014
	C Sun Manufacturing Ltd.	48,964	80,056
*	Cameo Communications, Inc.	95,044	45,932
	Capital Futures Corp.	52,629	73,226
	Capital Securities Corp.	662,902	361,809
	Career Technology MFG. Co. Ltd.	239,126	215,683

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Carnival Industrial Corp.	71,499	$34,761
#	Casing Macron Technology Co. Ltd.	19,000	10,895
	Caswell, Inc.	7,000	23,202
	Catcher Technology Co. Ltd.	177,509	1,029,270
	Cathay Financial Holding Co. Ltd.	1,340,486	2,794,233
	Cathay Real Estate Development Co. Ltd.	243,300	170,655
	Cayman Engley Industrial Co. Ltd.	18,785	43,961
	Celxpert Energy Corp.	37,000	61,878
	Center Laboratories, Inc.	139,664	334,051
	Central Reinsurance Co. Ltd.	72,300	72,963
#	Century Iron & Steel Industrial Co. Ltd.	44,000	179,248
	Chailease Holding Co. Ltd.	262,514	2,514,241
*	Chain Chon Industrial Co. Ltd.	26,000	19,832
	ChainQui Construction Development Co. Ltd.	41,171	27,203
*	Champion Building Materials Co. Ltd.	80,000	30,921
	Champion Microelectronic Corp.	17,600	45,409
	Chang Hwa Commercial Bank Ltd.	1,275,645	753,292
	Chang Wah Electromaterials, Inc.	105,240	128,020
	Chang Wah Technology Co. Ltd.	47,000	176,351
	Channel Well Technology Co. Ltd.	59,000	86,425
	Chant Sincere Co. Ltd.	25,000	35,848
	Charoen Pokphand Enterprise	59,160	170,185
	CHC Healthcare Group	49,000	64,786
	CHC Resources Corp.	30,379	49,206
	Chen Full International Co. Ltd.	46,000	68,173
#	Chenbro Micom Co. Ltd.	33,000	89,345
	Cheng Loong Corp.	249,480	305,640
#*	Cheng Mei Materials Technology Corp.	228,250	97,749
	Cheng Shin Rubber Industry Co. Ltd.	595,808	731,259
	Cheng Uei Precision Industry Co. Ltd.	214,159	297,715
#	Chenming Electronic Technology Corp.	64,000	31,101
	Chia Chang Co. Ltd.	39,000	65,391
	Chian Hsing Forging Industrial Co. Ltd.	22,000	33,981
	Chicony Electronics Co. Ltd.	255,350	730,180
	Chicony Power Technology Co. Ltd.	73,731	185,091
	Chief Telecom, Inc.	8,000	82,127
	Chieftek Precision Co. Ltd.	21,250	66,322
	Chien Kuo Construction Co. Ltd.	80,540	37,987
	Chilisin Electronics Corp.	85,590	265,533
	Chime Ball Technology Co. Ltd.	10,565	14,881
*	China Airlines Ltd.	1,257,062	778,409
#	China Bills Finance Corp.	351,000	210,360
	China Chemical & Pharmaceutical Co. Ltd.	79,000	62,805
	China Development Financial Holding Corp.	2,882,579	1,473,368
	China Ecotek Corp.	10,000	14,187
	China Electric Manufacturing Corp.	127,170	52,832
	China Fineblanking Technology Co. Ltd.	14,604	21,983
	China General Plastics Corp.	127,602	170,573
#	China Glaze Co. Ltd.	60,680	31,829
	China Life Insurance Co. Ltd.	369,275	385,993
#	China Man-Made Fiber Corp.	534,965	195,705
	China Metal Products	130,190	149,901
	China Motor Corp.	93,600	233,171
#*	China Petrochemical Development Corp.	1,264,996	551,199
#	China Steel Chemical Corp.	49,227	218,792
	China Steel Corp.	1,898,940	2,289,469
	China Steel Structure Co. Ltd.	51,000	101,793
#	China Wire & Cable Co. Ltd.	36,120	35,195
#	Chinese Maritime Transport Ltd.	35,120	71,106

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co. Ltd.	41,000	$29,548
	Chin-Poon Industrial Co. Ltd.	134,113	144,429
	Chipbond Technology Corp.	301,000	698,677
	ChipMOS Technologies, Inc.	239,594	398,411
	ChipMOS Technologies, Inc., ADR	4,851	161,377
	Chlitina Holding Ltd.	25,000	214,584
#	Chong Hong Construction Co. Ltd.	83,361	221,252
#	Chroma ATE, Inc.	73,466	479,760
	Chun YU Works & Co. Ltd.	63,000	65,213
	Chun Yuan Steel Industry Co. Ltd.	200,999	164,256
#	Chung Hsin Electric & Machinery Manufacturing Corp.	165,000	244,732
	Chung Hung Steel Corp.	311,889	393,525
	Chung Hwa Food Industrial Co. Ltd.	7,700	36,201
#*	Chung Hwa Pulp Corp.	134,246	107,454
	Chunghwa Precision Test Tech Co. Ltd.	7,000	200,394
	Chunghwa Telecom Co. Ltd., Sponsored ADR	29,126	1,150,477
	Chunghwa Telecom Co. Ltd.	238,800	947,619
	Cleanaway Co. Ltd.	28,000	215,577
	Clevo Co.	175,869	218,016
	CMC Magnetics Corp.	422,907	134,312
	Collins Co. Ltd.	88,000	48,373
	Compal Broadband Networks, Inc.	11,000	11,623
	Compal Electronics, Inc.	1,441,086	1,268,241
	Compeq Manufacturing Co. Ltd.	524,000	762,552
	Compucase Enterprise	22,000	24,630
#	Concord Securities Co. Ltd.	229,912	97,936
	Concraft Holding Co. Ltd.	28,203	57,524
	Continental Holdings Corp.	188,250	170,755
#	Contrel Technology Co. Ltd.	70,000	49,761
#	Coremax Corp.	22,131	137,102
	Coretronic Corp.	148,600	307,583
	Co-Tech Development Corp.	67,541	182,406
	Cowealth Medical Holding Co. Ltd.	27,216	24,137
*	Crowell Development Corp.	58,000	45,280
*	CSBC Corp. Taiwan.	153,261	120,298
	CTBC Financial Holding Co. Ltd.	3,498,612	2,921,547
	CTCI Corp.	186,555	244,451
*	C-Tech United Corp.	19,555	16,863
	Cub Elecparts, Inc.	18,087	111,367
	CviLux Corp.	40,902	70,604
	CX Technology Co. Ltd.	16,000	26,679
	Cyberlink Corp.	18,356	59,799
	CyberPower Systems, Inc.	24,000	65,194
	CyberTAN Technology, Inc.	88,576	84,484
	Cypress Technology Co. Ltd.	19,048	40,538
#	DA CIN Construction Co. Ltd.	121,000	132,113
	Dadi Early-Childhood Education Group Ltd.	6,825	37,109
	Dafeng TV Ltd.	28,396	44,185
#*	Da-Li Development Co. Ltd.	97,161	106,563
	Darfon Electronics Corp.	85,000	127,817
*	Darwin Precisions Corp.	202,000	81,023
	Daxin Materials Corp.	22,000	72,793
	De Licacy Industrial Co. Ltd.	131,458	72,568
*	Delpha Construction Co. Ltd.	36,632	19,639
	Delta Electronics, Inc.	277,940	2,453,480
	Depo Auto Parts Ind Co. Ltd.	65,000	131,487
	DFI, Inc.	14,000	28,035
	Dimerco Data System Corp.	18,698	42,735
	Dimerco Express Corp.	64,800	201,094

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	D-Link Corp.	200,148	$147,608
	Draytek Corp.	13,000	13,190
	Drewloong Precision, Inc.	8,000	28,208
	Dyaco International, Inc.	33,880	79,216
	Dynamic Electronics Co. Ltd.	141,382	106,976
#	Dynapack International Technology Corp.	37,000	127,946
	E & R Engineering Corp.	6,535	14,712
#	E Ink Holdings, Inc.	139,000	460,815
	E.Sun Financial Holding Co. Ltd.	1,757,460	1,679,292
	Eastern Media International Corp.	173,850	199,224
	Eclat Textile Co. Ltd.	44,279	967,636
#	Edimax Technology Co. Ltd.	46,000	17,885
	Edison Opto Corp.	54,000	40,699
	Edom Technology Co. Ltd.	72,615	88,951
	eGalax_eMPIA Technology, Inc.	13,296	36,559
	Egis Technology, Inc.	18,000	85,729
	Elan Microelectronics Corp.	101,959	613,831
	E-LIFE MALL Corp.	36,000	107,972
	Elite Advanced Laser Corp.	51,928	104,345
	Elite Material Co. Ltd.	74,909	648,742
#	Elite Semiconductor Microelectronics Technology, Inc.	66,000	339,368
	Elitegroup Computer Systems Co. Ltd.	101,235	86,308
	eMemory Technology, Inc.	14,000	1,162,917
	Emerging Display Technologies Corp.	30,000	19,882
#	Ennoconn Corp.	25,906	171,756
*	Ennostar, Inc.	226,227	595,346
	EnTie Commercial Bank Co. Ltd.	218,500	131,158
*	Epileds Technologies, Inc.	25,000	21,026
	Eris Technology Corp.	3,000	29,356
	Eslite Spectrum Corp.	9,000	19,755
#	Eson Precision Ind Co. Ltd.	36,000	86,641
	Eternal Materials Co. Ltd.	304,075	403,129
	Eurocharm Holdings Co. Ltd.	6,000	33,581
*	Eva Airways Corp.	1,013,990	688,205
*	Everest Textile Co. Ltd.	211,837	74,212
	Evergreen International Storage & Transport Corp.	301,000	293,941
	Evergreen Marine Corp. Taiwan Ltd.	706,354	2,541,943
	EVERGREEN Steel Corp.	16,000	28,095
#	Everlight Electronics Co. Ltd.	212,149	378,863
*	Everspring Industry Co. Ltd.	35,000	27,601
	Excel Cell Electronic Co. Ltd.	17,000	15,546
	Excellence Opto, Inc.	32,000	33,411
	Excelliance Mos Corp.	10,000	69,180
	Excelsior Medical Co. Ltd.	48,197	95,887
	EZconn Corp.	26,250	32,997
	Far Eastern Department Stores Ltd.	519,370	412,926
	Far Eastern International Bank	905,354	340,509
	Far Eastern New Century Corp.	691,560	724,302
	Far EasTone Telecommunications Co. Ltd.	468,000	1,029,801
	Farglory F T Z Investment Holding Co. Ltd.	30,777	55,922
	Farglory Land Development Co. Ltd.	109,442	264,492
*	Federal Corp.	125,729	121,619
	Feedback Technology Corp.	15,400	39,264
	Feng Hsin Steel Co. Ltd.	139,550	392,468
	Feng TAY Enterprise Co. Ltd.	98,380	765,503
	Firich Enterprises Co. Ltd.	13,970	16,163
	First Financial Holding Co. Ltd.	1,434,277	1,180,863
	First Hi-Tec Enterprise Co. Ltd.	29,709	68,353
	First Hotel	107,746	56,022

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	First Insurance Co. Ltd.	103,606	$49,554
	First Steamship Co. Ltd.	341,425	157,502
	FIT Holding Co. Ltd.	62,000	74,380
	Fitipower Integrated Technology, Inc.	20,714	159,001
#	Fittech Co. Ltd.	15,000	113,528
	FLEXium Interconnect, Inc.	131,001	453,871
	Flytech Technology Co. Ltd.	38,373	100,542
	FocalTech Systems Co. Ltd.	30,963	178,476
	FOCI Fiber Optic Communications, Inc.	34,000	41,398
	Forcecon Tech Co. Ltd.	13,006	33,695
	Forest Water Environment Engineering Co. Ltd.	23,183	28,423
#	Formosa Advanced Technologies Co. Ltd.	93,000	126,665
	Formosa Chemicals & Fibre Corp.	453,378	1,315,560
	Formosa International Hotels Corp.	21,905	117,178
	Formosa Oilseed Processing Co. Ltd.	28,000	52,175
	Formosa Optical Technology Co. Ltd.	12,000	24,978
	Formosa Petrochemical Corp.	146,000	525,644
	Formosa Plastics Corp.	377,134	1,460,813
	Formosa Sumco Technology Corp.	23,000	130,754
#	Formosa Taffeta Co. Ltd.	310,000	334,675
	Formosan Rubber Group, Inc.	101,720	82,549
	Formosan Union Chemical	121,847	89,420
	Fortune Electric Co. Ltd.	42,000	55,522
	Founding Construction & Development Co. Ltd.	77,460	52,689
	Foxconn Technology Co. Ltd.	212,536	527,708
	Foxsemicon Integrated Technology, Inc.	25,562	188,677
	Froch Enterprise Co. Ltd.	95,713	98,004
	FSP Technology, Inc.	35,886	52,346
	Fubon Financial Holding Co. Ltd.	1,502,200	3,970,950
#	Fulgent Sun International Holding Co. Ltd.	40,898	151,663
	Fullerton Technology Co. Ltd.	51,000	31,631
*	Fulltech Fiber Glass Corp.	68,000	42,960
	Fusheng Precision Co. Ltd.	32,000	217,226
	Fwusow Industry Co. Ltd.	69,756	52,941
#	G Shank Enterprise Co. Ltd.	86,382	206,735
	Gamania Digital Entertainment Co. Ltd.	46,000	95,644
*	GCS Holdings, Inc.	30,000	52,594
	GEM Services, Inc.	16,670	59,890
	Gemtek Technology Corp.	120,574	118,809
	General Interface Solution Holding Ltd.	116,000	405,972
	General Plastic Industrial Co. Ltd.	34,384	32,463
#	Generalplus Technology, Inc.	25,000	59,102
#	GeneReach Biotechnology Corp.	5,146	14,756
#	Genesys Logic, Inc.	20,000	104,046
	Genius Electronic Optical Co. Ltd.	28,979	446,753
	Genovate Biotechnology Co. Ltd.	21,420	17,260
	GeoVision, Inc.	37,264	42,228
	Getac Technology Corp.	129,000	242,978
	GFC Ltd.	22,500	53,125
	Giant Manufacturing Co. Ltd.	101,287	1,176,374
*	Giantplus Technology Co. Ltd.	104,000	44,034
	Gigabyte Technology Co. Ltd.	157,000	637,532
#*	Gigastorage Corp.	75,000	67,579
	Ginko International Co. Ltd.	22,050	160,047
	Global Brands Manufacture Ltd.	155,172	197,988
	Global Lighting Technologies, Inc.	22,000	63,844
	Global Mixed Mode Technology, Inc.	22,000	178,321
#	Global PMX Co. Ltd.	19,000	120,219
	Global Unichip Corp.	20,000	431,627

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Globalwafers Co. Ltd.	36,000	$987,768
	Globe Union Industrial Corp.	114,518	63,339
#	Gloria Material Technology Corp.	210,708	160,932
*	GlycoNex, Inc.	11,000	11,275
*	GMI Technology, Inc.	36,300	28,172
#	Gold Circuit Electronics Ltd.	109,263	261,756
#	Goldsun Building Materials Co. Ltd.	347,735	321,983
	Good Way Technology Co. Ltd.	11,000	15,445
	Good Will Instrument Co. Ltd.	29,859	28,635
#	Gourmet Master Co. Ltd.	52,052	245,662
	Grand Fortune Securities Co. Ltd.	100,965	58,121
	Grand Ocean Retail Group Ltd.	42,000	29,126
	Grand Pacific Petrochemical.	350,000	340,613
	Grand Plastic Technology Corp.	6,000	78,552
	GrandTech CG Systems, Inc.	14,450	26,025
	Grape King Bio Ltd.	48,000	279,766
	Great China Metal Industry	78,000	72,439
	Great Taipei Gas Co. Ltd.	103,000	122,787
	Great Tree Pharmacy Co. Ltd.	9,079	67,027
	Great Wall Enterprise Co. Ltd.	195,618	377,637
	Greatek Electronics, Inc.	113,000	323,764
*††	Green Energy Technology, Inc.	181,537	392
	Group Up Industrial Co. Ltd.	5,000	11,767
	GTM Holdings Corp.	63,000	56,688
	Hai Kwang Enterprise Corp.	12,000	14,092
#	Hannstar Board Corp.	186,734	280,459
#	HannStar Display Corp.	892,667	453,882
	HannsTouch Solution, Inc.	281,781	120,670
	Hanpin Electron Co. Ltd.	26,000	26,480
	Harvatek Corp.	83,052	74,788
	Heran Co. Ltd.	3,000	12,642
	Hi-Clearance, Inc.	5,107	25,275
	Highlight Tech Corp.	23,136	35,412
	Highwealth Construction Corp.	229,709	370,917
	HIM International Music, Inc.	6,190	19,618
	Hiroca Holdings Ltd.	20,728	36,403
	Hitron Technology, Inc.	40,799	30,833
	Hiwin Technologies Corp.	80,911	901,003
	Ho Tung Chemical Corp.	465,035	174,198
	Hocheng Corp.	137,300	70,387
	Holiday Entertainment Co. Ltd.	37,000	82,776
	Holtek Semiconductor, Inc.	62,000	230,426
	Holy Stone Enterprise Co. Ltd.	39,000	165,869
	Hon Hai Precision Industry Co. Ltd.	1,466,599	5,661,568
	Hon Hai Precision Industry Co. Ltd., GDR	83,012	645,659
	Hon Hai Precision Industry Co. Ltd., GDR	78	611
	Hong Pu Real Estate Development Co. Ltd.	66,609	52,142
#	Hong TAI Electric Industrial.	55,000	52,445
	Hong YI Fiber Industry Co.	68,000	58,077
	Horizon Securities Co. Ltd.	76,000	44,148
	Hota Industrial Manufacturing Co. Ltd.	72,870	246,512
	Hotai Finance Co. Ltd.	58,000	184,234
	Hotai Motor Co. Ltd.	64,000	1,409,287
	Hsin Kuang Steel Co. Ltd.	63,788	133,319
	Hsin Yung Chien Co. Ltd.	18,364	82,545
	Hsing TA Cement Co.	42,000	31,832
#*	HTC Corp.	314,000	742,027
	Hu Lane Associate, Inc.	21,679	104,968
	HUA ENG Wire & Cable Co. Ltd.	99,000	75,325

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co. Ltd.	1,331,187	$974,744
	Hua Yu Lien Development Co. Ltd.	30,000	54,424
	Huaku Development Co. Ltd.	99,465	325,367
	Huang Hsiang Construction Corp.	45,000	59,132
	Hung Ching Development & Construction Co. Ltd.	54,000	58,115
	Hung Sheng Construction Ltd.	175,200	152,071
	Huxen Corp.	10,000	18,421
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	44,350
*	Hwacom Systems, Inc.	43,000	32,709
	Hycon Technology Corp.	4,200	26,333
	Ibase Technology, Inc.	61,076	85,699
	IBF Financial Holdings Co. Ltd.	859,684	491,761
	Ichia Technologies, Inc.	118,897	69,465
#*	I-Chiun Precision Industry Co. Ltd.	71,228	151,101
*	Ideal Bike Corp.	34,000	13,471
	IEI Integration Corp.	42,680	68,026
	Infortrend Technology, Inc.	110,798	57,145
	Info-Tek Corp.	26,000	46,836
#	Innodisk Corp.	21,511	148,646
#	Innolux Corp.	2,794,461	1,680,955
	Inpaq Technology Co. Ltd.	24,750	52,286
	Insyde Software Corp.	11,000	31,080
	Intai Technology Corp.	11,800	36,097
	Integrated Service Technology, Inc.	48,345	89,901
	IntelliEPI, Inc.	9,000	24,565
	International CSRC Investment Holdings Co.	271,400	234,720
	International Games System Co. Ltd.	23,000	592,488
	Inventec Corp.	713,181	682,092
	Iron Force Industrial Co. Ltd.	18,000	45,501
	I-Sheng Electric Wire & Cable Co. Ltd.	50,000	76,474
	ITE Technology, Inc.	46,202	173,272
#	ITEQ Corp.	73,628	340,803
	Jarllytec Co. Ltd.	29,000	55,221
	Jentech Precision Industrial Co. Ltd.	20,000	266,010
	Jess-Link Products Co. Ltd.	42,875	54,281
	Jia Wei Lifestyle, Inc.	19,592	57,488
#	Jih Lin Technology Co. Ltd.	24,000	105,562
#	Jiin Yeeh Ding Enterprise Co. Ltd.	18,000	21,838
	Jinan Acetate Chemical Co. Ltd.	5,060	18,209
*	Jinli Group Holdings Ltd.	81,159	42,227
	Johnson Health Tech Co. Ltd.	31,000	65,098
	Jourdeness Group Ltd.	21,000	57,512
	K Laser Technology, Inc.	47,000	34,054
	Kaimei Electronic Corp.	34,484	108,034
	Kaori Heat Treatment Co. Ltd.	18,983	34,363
	Kaulin Manufacturing Co. Ltd.	33,000	17,415
	Kedge Construction Co. Ltd.	12,000	20,329
	KEE TAI Properties Co. Ltd.	189,226	89,351
	Kenda Rubber Industrial Co. Ltd.	223,236	245,861
	Kenmec Mechanical Engineering Co. Ltd.	59,000	59,064
#	Kerry TJ Logistics Co. Ltd.	65,000	101,563
	Key Ware Electronics Co. Ltd.	83,994	44,856
	Keystone Microtech Corp.	5,000	60,145
#	Kindom Development Co. Ltd.	161,700	223,222
	King Chou Marine Technology Co. Ltd.	33,660	42,231
	King Slide Works Co. Ltd.	19,050	292,740
	King Yuan Electronics Co. Ltd.	483,529	693,811
	King’s Town Bank Co. Ltd.	356,000	531,572
*	King’s Town Construction Co. Ltd.	49,348	64,888

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kinik Co.	33,000	$89,737
*	Kinko Optical Co. Ltd.	36,769	39,038
	Kinpo Electronics	449,028	210,080
	Kinsus Interconnect Technology Corp.	95,009	836,135
	KMC Kuei Meng International, Inc.	22,761	165,834
	KNH Enterprise Co. Ltd.	45,000	35,778
	Ko Ja Cayman Co. Ltd.	8,000	21,136
#	KS Terminals, Inc.	45,760	159,768
	Kung Long Batteries Industrial Co. Ltd.	33,000	167,426
	Kung Sing Engineering Corp.	254,404	78,477
	Kuo Toong International Co. Ltd.	45,625	35,193
	Kuo Yang Construction Co. Ltd.	90,366	78,033
	Kwong Fong Industries Corp.	50,442	20,304
	Kwong Lung Enterprise Co. Ltd.	41,000	61,842
	KYE Systems Corp.	80,426	30,751
	L&K Engineering Co. Ltd.	54,000	56,784
	La Kaffa International Co. Ltd.	7,000	24,825
*	LAN FA Textile	149,277	65,827
	Land Mark Optoelectronics Corp.	25,000	160,886
#	Lanner Electronics, Inc.	35,813	64,063
	Largan Precision Co. Ltd.	19,306	1,438,667
	Laser Tek Taiwan Co. Ltd.	29,000	31,253
	Laster Tech Corp. Ltd.	8,000	12,682
	Leader Electronics, Inc.	67,602	39,523
*	Leadtek Research, Inc.	6,000	13,986
*	Lealea Enterprise Co. Ltd.	250,981	104,380
	Ledlink Optics, Inc.	15,467	15,931
	LEE CHI Enterprises Co. Ltd.	90,000	81,213
#	Lelon Electronics Corp.	32,694	75,330
	Lemtech Holdings Co. Ltd.	10,115	54,052
*	Leofoo Development Co. Ltd.	23,254	15,086
*	Li Cheng Enterprise Co. Ltd.	38,337	26,835
*	Li Peng Enterprise Co. Ltd.	158,806	59,324
	Lian HWA Food Corp.	25,918	61,970
	Lida Holdings Ltd.	31,320	35,491
	Lien Hwa Industrial Holdings Corp.	198,634	398,859
	Lifestyle Global Enterprise, Inc.	8,000	10,139
*	Lingsen Precision Industries Ltd.	128,000	116,329
	Lintes Technology Co. Ltd.	7,000	30,234
	Lite-On Technology Corp.	638,395	1,408,797
*	Long Bon International Co. Ltd.	61,180	39,395
	Long Da Construction & Development Corp.	54,000	39,278
#	Longchen Paper & Packaging Co. Ltd.	364,908	316,276
	Longwell Co.	24,000	48,646
	Lotes Co. Ltd.	28,040	584,218
	Lu Hai Holding Corp.	24,009	34,582
	Lumax International Corp. Ltd.	43,492	111,367
	Lung Yen Life Service Corp.	51,000	82,518
*	LuxNet Corp.	32,000	20,349
	M31 Technology Corp.	5,000	71,655
	Macauto Industrial Co. Ltd.	14,000	41,054
	Machvision, Inc.	17,676	149,285
#	Macronix International Co. Ltd.	548,201	775,636
	Makalot Industrial Co. Ltd.	79,605	694,740
#	Marketech International Corp.	31,000	130,403
	Materials Analysis Technology, Inc.	23,160	119,648
	Mayer Steel Pipe Corp.	29,259	31,864
	Mechema Chemicals International Corp.	10,000	61,569
#	MediaTek, Inc.	221,360	7,285,552

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Medigen Vaccine Biologics Corp.	14,000	$120,478
	Mega Financial Holding Co. Ltd.	1,646,669	1,978,867
	Meiloon Industrial Co.	35,650	35,883
	Mercuries & Associates Holding Ltd.	216,720	180,619
*	Mercuries Life Insurance Co. Ltd.	568,100	187,362
	Merida Industry Co. Ltd.	28,735	299,312
#	Merry Electronics Co. Ltd.	56,174	166,185
*	Microbio Co. Ltd.	64,236	145,945
	Micro-Star International Co. Ltd.	236,233	1,192,157
	Mildef Crete, Inc.	18,000	38,149
*	MIN AIK Technology Co. Ltd.	61,200	48,767
	Mirle Automation Corp.	68,805	103,567
#	Mitac Holdings Corp.	325,125	336,485
*	Mobiletron Electronics Co. Ltd.	35,440	77,252
	momo.com, Inc.	6,500	418,862
	MOSA Industrial Corp.	49,000	77,680
	MPI Corp.	19,000	87,821
	Nak Sealing Technologies Corp.	21,000	66,097
	Namchow Holdings Co. Ltd.	91,000	158,248
#	Nan Kang Rubber Tire Co. Ltd.	136,139	195,841
#	Nan Liu Enterprise Co. Ltd.	18,000	79,756
	Nan Pao Resins Chemical Co. Ltd.	10,000	50,070
#	Nan Ren Lake Leisure Amusement Co. Ltd.	52,000	28,679
	Nan Ya Plastics Corp.	763,674	2,343,609
#	Nan Ya Printed Circuit Board Corp.	29,072	514,407
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	26,139
#	Nantex Industry Co. Ltd.	99,964	293,906
	Nanya Technology Corp.	382,000	915,930
	National Petroleum Co. Ltd.	37,000	64,014
	Netronix, Inc.	30,000	61,621
	New Best Wire Industrial Co. Ltd.	27,600	35,677
#	New Era Electronics Co. Ltd.	33,000	26,723
*	Newmax Technology Co. Ltd.	26,000	38,546
	Nexcom International Co. Ltd.	44,000	36,916
	Nichidenbo Corp.	63,193	114,686
	Nidec Chaun-Choung Technology Corp.	7,000	42,185
	Nien Hsing Textile Co. Ltd.	78,110	58,619
	Nien Made Enterprise Co. Ltd.	49,000	673,408
	Niko Semiconductor Co. Ltd.	9,000	24,319
	Nishoku Technology, Inc.	18,400	55,970
	Nova Technology Corp.	5,000	26,370
#	Novatek Microelectronics Corp.	146,000	2,189,845
#	Nyquest Technology Co. Ltd.	5,000	26,110
	O-Bank Co. Ltd.	490,362	137,551
	Ocean Plastics Co. Ltd.	66,000	78,549
	OK Biotech Co. Ltd.	46,000	38,306
*	Oneness Biotech Co. Ltd.	33,000	311,485
	OptoTech Corp.	179,043	277,083
*	Orient Semiconductor Electronics Ltd.	89,310	79,907
*	Oriental Union Chemical Corp.	250,821	215,726
	O-TA Precision Industry Co. Ltd.	17,935	112,430
	Pacific Construction Co.	143,000	50,634
	Pacific Hospital Supply Co. Ltd.	23,094	57,870
	Paiho Shih Holdings Corp.	45,675	61,679
	Pan German Universal Motors Ltd.	3,000	23,151
#	Pan Jit International, Inc.	99,300	402,553
#	Pan-International Industrial Corp.	119,514	174,679
	Panion & BF Biotech, Inc.	22,969	56,614
	Parade Technologies Ltd.	16,400	1,056,480

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Paragon Technologies Co. Ltd.	30,762	$26,471
#	PChome Online, Inc.	29,000	151,387
	PCL Technologies, Inc.	16,088	48,815
	P-Duke Technology Co. Ltd.	23,442	60,309
	Pegatron Corp.	633,037	1,549,699
	Pegavision Corp.	10,000	196,327
	PharmaEngine, Inc.	20,000	42,459
*††	Pharmally International Holding Co. Ltd.	27,096	10,341
*	Phihong Technology Co. Ltd.	49,810	66,042
	Phison Electronics Corp.	32,000	451,209
#	Phoenix Silicon International Corp.	24,380	42,851
*	Phytohealth Corp.	14,000	11,237
	Pixart Imaging, Inc.	41,030	233,189
	Planet Technology Corp.	16,000	38,617
#	Plastron Precision Co. Ltd.	59,628	28,542
	Plotech Co. Ltd.	29,000	25,884
	Polytronics Technology Corp.	18,269	81,448
	Posiflex Technology, Inc.	6,346	20,782
	Pou Chen Corp.	598,144	733,574
	Power Wind Health Industry, Inc.	16,632	86,756
	Powertech Technology, Inc.	282,400	990,884
	Poya International Co. Ltd.	20,469	366,617
	President Chain Store Corp.	146,000	1,475,627
	President Securities Corp.	332,872	271,166
	Primax Electronics Ltd.	152,000	282,104
	Prince Housing & Development Corp.	455,087	217,123
	Pro Hawk Corp.	5,000	32,386
	Promate Electronic Co. Ltd.	63,000	87,972
	Prosperity Dielectrics Co. Ltd.	40,032	78,322
	Qisda Corp.	585,439	654,053
	QST International Corp.	21,000	44,496
#	Qualipoly Chemical Corp.	52,198	77,190
	Quang Viet Enterprise Co. Ltd.	17,000	77,064
	Quanta Computer, Inc.	542,715	1,524,758
	Quanta Storage, Inc.	91,000	126,885
	Quintain Steel Co. Ltd.	99,306	72,906
	Radiant Opto-Electronics Corp.	188,144	659,202
	Radium Life Tech Co. Ltd.	236,537	89,503
#	Rafael Microelectronics, Inc.	12,024	147,000
*	RDC Semiconductor Co. Ltd.	18,000	258,014
	Realtek Semiconductor Corp.	79,268	1,425,839
	Rechi Precision Co. Ltd.	173,173	116,298
	Reward Wool Industry Corp.	51,000	32,847
	Rexon Industrial Corp. Ltd.	49,000	118,029
	Rich Development Co. Ltd.	285,254	93,958
#	RichWave Technology Corp.	25,340	263,499
*	Ritek Corp.	325,288	114,549
	Rodex Fasteners Corp.	25,000	31,276
*	Roo Hsing Co. Ltd.	200,000	60,772
	Ruentex Development Co. Ltd.	433,112	1,105,364
	Ruentex Engineering & Construction Co.	4,110	18,337
#	Ruentex Industries Ltd.	179,323	699,768
	Run Long Construction Co. Ltd.	24,380	52,525
	Sakura Development Co. Ltd.	34,186	38,671
	Sampo Corp.	151,200	161,040
	San Fang Chemical Industry Co. Ltd.	76,992	59,847
	San Far Property Ltd.	120,248	65,835
	San Shing Fastech Corp.	44,479	94,309
	Sanitar Co. Ltd.	24,000	30,154

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sanyang Motor Co. Ltd.	236,684	$230,647
	Savior Lifetec Corp.	62,447	45,921
	SCI Pharmtech, Inc.	24,000	67,339
	Scientech Corp.	18,000	44,677
	ScinoPharm Taiwan Ltd.	55,000	49,032
	SDI Corp.	38,000	227,249
	Sea Sonic Electronics Co. Ltd.	10,000	28,671
	Senao International Co. Ltd.	29,000	33,237
	Senao Networks, Inc.	9,000	30,181
	Sensortek Technology Corp.	7,000	146,275
	Sercomm Corp.	83,000	190,264
	Sesoda Corp.	82,315	91,009
	Shanghai Commercial & Savings Bank Ltd.	560,000	886,851
	Shan-Loong Transportation Co. Ltd.	48,000	60,866
	Sharehope Medicine Co. Ltd.	35,187	34,408
	Sheng Yu Steel Co. Ltd.	53,000	63,632
	ShenMao Technology, Inc.	35,435	90,562
	Shih Her Technologies, Inc.	20,000	51,953
*	Shih Wei Navigation Co. Ltd.	24,000	35,395
	Shihlin Electric & Engineering Corp.	117,000	220,062
	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	58,775
	Shin Hsiung Natural Gas Co. Ltd.	6,000	12,230
	Shin Kong Financial Holding Co. Ltd.	2,559,244	901,971
	Shin Ruenn Development Co. Ltd.	18,900	18,554
	Shin Shin Natural Gas Co.	7,000	10,958
#	Shin Zu Shing Co. Ltd.	75,630	271,323
	Shinih Enterprise Co. Ltd.	17,000	13,589
*	Shining Building Business Co. Ltd.	157,397	62,814
	Shinkong Insurance Co. Ltd.	124,000	205,784
	Shinkong Synthetic Fibers Corp.	495,191	335,954
	Shinkong Textile Co. Ltd.	61,800	91,752
#	Shiny Chemical Industrial Co. Ltd.	37,482	179,725
	ShunSin Technology Holding Ltd.	17,000	55,313
*	Shuttle, Inc.	167,000	70,872
	Sigurd Microelectronics Corp.	224,538	474,607
	Silergy Corp.	7,000	1,156,436
	Silicon Optronics, Inc.	10,000	51,107
	Simplo Technology Co. Ltd.	55,400	596,843
#	Sinbon Electronics Co. Ltd.	65,917	545,404
	Sincere Navigation Corp.	137,240	137,068
	Singatron Enterprise Co. Ltd.	21,000	19,428
	Single Well Industrial Corp.	17,000	16,914
	Sinher Technology, Inc.	29,000	44,072
	Sinmag Equipment Corp.	11,979	46,142
#	Sino-American Silicon Products, Inc.	197,000	1,349,383
#	Sinon Corp.	181,000	158,581
	SinoPac Financial Holdings Co. Ltd.	2,323,222	1,183,187
	Sinopower Semiconductor, Inc.	4,000	19,866
	Sinyi Realty, Inc.	93,549	112,074
	Sirtec International Co. Ltd.	18,600	17,509
#	Sitronix Technology Corp.	38,434	369,033
	Siward Crystal Technology Co. Ltd.	42,000	50,811
	Softstar Entertainment, Inc.	5,200	12,188
	Soft-World International Corp.	25,000	80,770
	Solar Applied Materials Technology Corp.	161,339	290,841
	Solomon Technology Corp.	71,000	44,329
	Solteam, Inc.	23,300	57,882
#	Sonix Technology Co. Ltd.	58,000	179,436
	Southeast Cement Co. Ltd.	115,000	75,440

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Speed Tech Corp.	45,000	$137,661
	Spirox Corp.	21,000	21,678
	Sporton International, Inc.	25,086	203,822
	St Shine Optical Co. Ltd.	13,000	138,098
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	41,659
	Standard Foods Corp.	159,642	297,589
	Stark Technology, Inc.	30,200	76,826
#	Sun Race Sturmey-Archer, Inc.	13,000	21,660
*	Sun Yad Construction Co. Ltd.	50,000	27,056
	Sunjuice Holdings Co. Ltd.	7,000	93,511
	Sunko INK Co. Ltd.	44,200	27,231
	SunMax Biotechnology Co. Ltd.	9,000	26,162
	Sunny Friend Environmental Technology Co. Ltd.	32,000	229,569
	Sunonwealth Electric Machine Industry Co. Ltd.	78,000	108,160
	Sunplus Technology Co. Ltd.	136,000	181,431
#	Sunrex Technology Corp.	30,631	47,814
	Sunspring Metal Corp.	36,625	37,070
	Supreme Electronics Co. Ltd.	148,833	240,599
#	Swancor Holding Co. Ltd.	9,000	31,945
	Sweeten Real Estate Development Co. Ltd.	88,642	88,876
	Symtek Automation Asia Co. Ltd.	13,421	48,917
	Syncmold Enterprise Corp.	51,000	129,568
	SYNergy ScienTech Corp.	16,000	19,615
	Synnex Technology International Corp.	369,967	716,828
	Sysage Technology Co. Ltd.	8,000	11,015
	Systex Corp.	33,000	102,460
	T3EX Global Holdings Corp.	30,517	141,742
#	TA Chen Stainless Pipe	500,983	792,732
	Ta Liang Technology Co. Ltd.	19,000	55,315
#	Ta Ya Electric Wire & Cable	151,958	135,370
	Ta Yih Industrial Co. Ltd.	16,000	24,793
	Tah Hsin Industrial Corp.	33,600	75,682
	TA-I Technology Co. Ltd.	35,936	82,253
*	Tai Tung Communication Co. Ltd.	25,227	15,946
	Taichung Commercial Bank Co. Ltd.	1,519,509	653,270
	TaiDoc Technology Corp.	19,458	122,450
#	Taiflex Scientific Co. Ltd.	74,540	127,974
	Taimide Tech, Inc.	35,117	51,572
	Tainan Enterprises Co. Ltd.	43,000	28,141
	Tainan Spinning Co. Ltd.	415,568	340,164
	Tai-Saw Technology Co. Ltd.	13,000	14,892
	Taishin Financial Holding Co. Ltd.	2,268,885	1,489,512
	Taisun Enterprise Co. Ltd.	43,000	42,200
#	Taita Chemical Co. Ltd.	124,810	155,819
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	46,090
#	Taiwan Business Bank	1,489,859	506,844
	Taiwan Cement Corp.	1,076,303	1,867,629
	Taiwan Chelic Corp. Ltd.	7,000	13,627
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	68,086
	Taiwan Cogeneration Corp.	115,077	158,325
	Taiwan Cooperative Financial Holding Co. Ltd.	1,329,245	1,080,771
	Taiwan Fertilizer Co. Ltd.	301,000	736,083
	Taiwan Fire & Marine Insurance Co. Ltd.	91,520	65,710
	Taiwan FU Hsing Industrial Co. Ltd.	63,000	91,711
	Taiwan Glass Industry Corp.	314,442	309,925
	Taiwan High Speed Rail Corp.	495,000	517,268
	Taiwan Hon Chuan Enterprise Co. Ltd.	128,455	300,966
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	207,865
*	Taiwan IC Packaging Corp.	18,000	14,576

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Kolin Co. Ltd.	292,000	$0
*	Taiwan Land Development Corp.	335,217	40,949
	Taiwan Line Tek Electronic	27,000	30,072
#	Taiwan Mask Corp.	35,000	100,585
	Taiwan Mobile Co. Ltd.	328,800	1,159,736
	Taiwan Navigation Co. Ltd.	55,000	69,657
	Taiwan Paiho Ltd.	88,068	274,266
	Taiwan PCB Techvest Co. Ltd.	158,733	268,090
	Taiwan Sakura Corp.	73,600	185,350
	Taiwan Sanyo Electric Co. Ltd.	32,800	40,812
	Taiwan Secom Co. Ltd.	108,795	393,445
	Taiwan Semiconductor Co. Ltd.	98,000	287,912
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	370,400	42,114,480
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,923,214	40,811,158
	Taiwan Shin Kong Security Co. Ltd.	111,251	154,448
	Taiwan Steel Union Co. Ltd.	4,000	11,379
	Taiwan Styrene Monomer	218,164	142,490
	Taiwan Surface Mounting Technology Corp.	89,845	362,520
	Taiwan Taxi Co. Ltd.	16,800	43,897
#*	Taiwan TEA Corp.	231,648	173,911
	Taiwan Union Technology Corp.	84,000	289,647
	Taiyen Biotech Co. Ltd.	51,712	61,289
#*	Tatung Co. Ltd.	720,688	892,457
	TCI Co. Ltd.	33,153	269,436
	Te Chang Construction Co. Ltd.	37,247	38,861
#	Team Group, Inc.	13,000	20,720
#	Teco Electric & Machinery Co. Ltd.	411,000	446,452
	Tehmag Foods Corp.	8,470	90,986
	Tera Autotech Corp.	22,701	16,830
	Test Research, Inc.	58,571	117,863
	Test Rite International Co. Ltd.	102,568	89,294
#	Tex-Ray Industrial Co. Ltd.	27,000	13,499
#	Thermaltake Technology Co. Ltd.	12,096	17,604
	Thinking Electronic Industrial Co. Ltd.	28,000	171,511
	Thye Ming Industrial Co. Ltd.	57,125	67,456
	Tian Zheng International Precision Machinery Co. Ltd.	4,000	12,700
	Tofu Restaurant Co. Ltd.	3,000	16,968
	Ton Yi Industrial Corp.	494,300	231,731
	Tong Hsing Electronic Industries Ltd.	10,882	103,638
	Tong Ming Enterprise Co. Ltd.	7,000	11,404
	Tong Yang Industry Co. Ltd.	201,640	245,164
*	Tong-Tai Machine & Tool Co. Ltd.	101,711	58,613
	Top Union Electronics Corp.	43,449	30,263
	Topco Scientific Co. Ltd.	59,249	294,454
	Topco Technologies Corp.	19,122	54,110
	Topkey Corp.	23,000	107,187
	Topoint Technology Co. Ltd.	73,386	109,941
	Toung Loong Textile Manufacturing	43,000	54,889
	TPK Holding Co. Ltd.	147,000	224,855
	Trade-Van Information Services Co.	17,000	30,627
	Transcend Information, Inc.	41,890	101,808
	Tripod Technology Corp.	131,170	555,569
*	TrueLight Corp.	31,000	30,265
	Tsang Yow Industrial Co. Ltd.	30,000	23,888
	Tsann Kuen Enterprise Co. Ltd.	50,000	76,171
	TSC Auto ID Technology Co. Ltd.	15,070	112,240
	TSRC Corp.	187,452	216,235
	Ttet Union Corp.	19,000	107,937
	TTFB Co. Ltd.	5,000	41,533

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TTY Biopharm Co. Ltd.	80,000	$197,865
	Tul Corp.	10,000	54,180
	Tung Ho Steel Enterprise Corp.	303,654	441,383
	Tung Thih Electronic Co. Ltd.	18,000	130,685
	TURVO International Co. Ltd.	15,843	59,088
	TXC Corp.	103,204	381,418
	TYC Brother Industrial Co. Ltd.	118,091	84,841
*	Tycoons Group Enterprise	144,385	72,911
	Tyntek Corp.	67,922	64,112
	UDE Corp.	37,000	65,169
#	Ultra Chip, Inc.	27,675	215,856
	U-Ming Marine Transport Corp.	160,000	303,435
	Unimicron Technology Corp.	243,312	1,667,865
*	Union Bank Of Taiwan	701,447	297,769
#	Uni-President Enterprises Corp.	1,230,577	2,952,058
	Unitech Computer Co. Ltd.	50,000	68,759
#*	Unitech Printed Circuit Board Corp.	225,498	147,081
	United Integrated Services Co. Ltd.	72,400	478,690
	United Microelectronics Corp.	2,047,081	4,249,687
	United Orthopedic Corp.	36,141	38,215
	United Radiant Technology	48,000	27,130
*	United Renewable Energy Co. Ltd.	174,347	150,193
††	Unity Opto Technology Co. Ltd.	275,593	7,656
	Univacco Technology, Inc.	16,000	13,613
	Universal Microwave Technology, Inc.	13,102	58,751
	Universal Vision Biotechnology Co. Ltd.	10,000	114,572
	Unizyx Holding Corp.	103,118	115,810
#	UPC Technology Corp.	306,532	255,036
	Userjoy Technology Co. Ltd.	10,384	29,414
	USI Corp.	297,332	368,315
*	Usun Technology Co. Ltd.	21,700	27,146
#	U-Tech Media Corp.	70,000	43,143
	Utechzone Co. Ltd.	23,000	52,857
#	Vanguard International Semiconductor Corp.	213,000	1,109,894
	Ve Wong Corp.	43,000	50,468
	Ventec International Group Co. Ltd.	18,000	82,131
*	Victory New Materials Ltd. Co.	44,255	16,642
	Visual Photonics Epitaxy Co. Ltd.	53,757	272,883
	Vivotek, Inc.	10,352	27,550
	Voltronic Power Technology Corp.	17,017	996,598
	Wafer Works Corp.	87,846	203,760
#	Waffer Technology Corp.	56,000	38,906
	Wah Hong Industrial Corp.	43,694	44,213
	Wah Lee Industrial Corp.	75,480	231,226
	Walsin Lihwa Corp.	640,000	597,857
#	Walsin Technology Corp.	98,345	535,392
#	Walton Advanced Engineering, Inc.	178,000	109,692
	Wan Hai Lines Ltd.	143,700	829,018
	WAN HWA Enterprise Co.	12,813	5,601
#	We & Win Development Co. Ltd.	62,000	21,728
*	WEI Chih Steel Industrial Co. Ltd.	24,000	31,096
	Wei Chuan Foods Corp.	145,000	119,265
	Wei Mon Industry Co. Ltd.	72,277	0
	Weikeng Industrial Co. Ltd.	165,725	166,416
	Well Shin Technology Co. Ltd.	46,160	80,005
	Welldone Co.	8,000	14,808
	Wha Yu Industrial Co. Ltd.	28,000	16,192
	Win Semiconductors Corp.	103,141	1,331,172
	Winbond Electronics Corp.	930,474	882,222

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Winmate, Inc.	10,000	$29,384
	Winstek Semiconductor Co. Ltd.	23,000	25,125
††	Wintek Corp.	461,871	5,699
	WinWay Technology Co. Ltd.	3,000	35,934
	Wisdom Marine Lines Co. Ltd.	125,501	295,402
	Wistron Corp.	1,153,017	1,211,763
	Wistron Information Technology & Services Corp.	10,000	30,587
	Wistron NeWeb Corp.	144,102	402,341
	Wiwynn Corp.	26,000	832,923
#	Wonderful Hi-Tech Co. Ltd.	31,684	26,200
#	Wowprime Corp.	43,000	223,116
	WPG Holdings Ltd.	593,779	1,109,250
#	WT Microelectronics Co. Ltd.	148,089	334,595
	WUS Printed Circuit Co. Ltd.	80,712	82,418
	XAC Automation Corp.	24,000	21,824
	XinTec, Inc.	62,000	302,872
	X-Legend Entertainment Co. Ltd.	8,000	15,534
#	Xxentria Technology Materials Corp.	60,211	146,373
	Yageo Corp.	96,317	1,507,526
*	Yang Ming Marine Transport Corp.	447,000	1,560,398
#	YC INOX Co. Ltd.	117,767	133,574
	YCC Parts Manufacturing Co. Ltd.	23,000	28,244
	Yea Shin International Development Co. Ltd.	67,708	51,238
	Yem Chio Co. Ltd.	213,061	116,529
#	Yeong Guan Energy Technology Group Co. Ltd.	35,669	82,283
	YFC-Boneagle Electric Co. Ltd.	40,000	34,359
#	YFY, Inc.	644,891	743,455
	Yi Jinn Industrial Co. Ltd.	81,100	50,434
*	Yieh Phui Enterprise Co. Ltd.	273,268	244,149
	Yonyu Plastics Co. Ltd.	39,000	49,512
	Young Fast Optoelectronics Co. Ltd.	50,298	54,696
#	Youngtek Electronics Corp.	33,257	101,253
#	Yuan High-Tech Development Co. Ltd.	8,400	35,572
	Yuanta Financial Holding Co. Ltd.	2,178,813	1,936,710
	Yuanta Futures Co. Ltd.	34,968	61,686
	Yuen Chang Stainless Steel Co. Ltd.	57,838	64,716
	Yulon Finance Corp.	86,986	527,760
	Yulon Motor Co. Ltd.	221,914	329,053
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	60,924
	Yungshin Construction & Development Co. Ltd.	30,000	64,707
	YungShin Global Holding Corp.	75,000	117,396
	Yungtay Engineering Co. Ltd.	12,000	27,894
	Zeng Hsing Industrial Co. Ltd.	19,837	108,835
	Zenitron Corp.	79,000	81,880
	Zero One Technology Co. Ltd.	28,000	46,486
#	Zhen Ding Technology Holding Ltd.	226,000	782,642
	Zhong Yang Technology Co. Ltd.	6,000	10,618
	Zig Sheng Industrial Co. Ltd.	120,231	74,034
	ZillTek Technology Corp.	10,000	114,363
*	Zinwell Corp.	147,010	104,269
	Zippy Technology Corp.	45,000	65,314
	ZongTai Real Estate Development Co. Ltd.	55,545	77,520

TOTAL TAIWAN			321,727,597

THAILAND — (1.9%)
	AAPICO Hitech PCL	92,532	59,118
	Advanced Info Service PCL	185,800	1,058,275
	Advanced Information Technology PCL, Class F	51,000	67,626
	AEON Thana Sinsap Thailand PCL	32,600	183,717

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	After You PCL	87,400	$27,129
	Airports of Thailand PCL	478,600	930,301
	AJ Plast PCL	60,300	34,709
	Allianz Ayudhya Capital PCL	16,500	19,020
	Amanah Leasing PCL	89,900	13,492
	Amata Corp. PCL	211,700	130,149
*	Ananda Development PCL	523,400	24,922
	AP Thailand PCL	925,202	246,758
	Asia Plus Group Holdings PCL	688,500	75,526
	Asia Sermkij Leasing PCL	116,400	141,192
	Asian Insulators PCL	149,155	34,836
	Asian Sea Corp. PCL	73,500	34,997
*	Asset World Corp. PCL	827,800	113,758
	Bangchak Corp. PCL	388,000	321,555
*	Bangkok Airways PCL	376,400	131,583
	Bangkok Bank PCL	75,400	278,355
	Bangkok Bank PCL	69,300	255,835
	Bangkok Commercial Asset Management PCL	307,100	175,843
	Bangkok Expressway & Metro PCL	1,076,735	292,040
	Bangkok Insurance PCL	26,080	219,282
	Bangkok Land PCL	7,474,300	247,773
	Bangkok Life Assurance PCL	153,040	137,209
*	Bangkok Ranch PCL	394,200	36,352
	BCPG PCL	111,000	43,821
*	BEC World PCL	394,700	145,117
	Berli Jucker PCL	206,600	210,133
*	Better World Green PCL	1,839,200	45,450
	BG Container Glass PCL	130,800	44,543
	Brooker Group PCL	614,760	14,080
	BTS Group Holdings PCL	871,100	250,705
	Cal-Comp Electronics Thailand PCL, Class F	1,523,556	120,296
	Carabao Group PCL, Class F	47,000	175,635
	Central Pattana PCL	314,900	562,279
*	Central Plaza Hotel PCL	37,100	40,250
	Central Retail Corp. PCL	396,466	415,195
	CH Karnchang PCL	444,772	292,203
	Charoen Pokphand Foods PCL	1,279,693	973,774
	Chayo Group PCL	164,373	58,948
	CIMB Thai Bank PCL	820,700	22,260
	CK Power PCL	221,000	33,634
	Com7 PCL, Class F	126,300	273,096
	Communication & System Solution PCL	227,000	13,613
*	Country Group Development PCL	2,921,900	45,789
*	Country Group Holdings PCL	407,500	13,631
	CP ALL PCL	1,038,800	2,003,562
	Delta Electronics Thailand PCL	36,400	456,337
*	Demco PCL	129,500	18,967
*	Dhipaya Group Holdings PCL	214,400	266,526
	Diamond Building Products PCL	152,800	34,076
	Do Day Dream PCL	38,200	21,528
	Dod Biotech PCL	26,400	0
*	DOD Biotech PCL	52,800	18,617
	Dohome PCL	150,333	108,279
	Dynasty Ceramic PCL	1,772,400	158,105
	Eastern Polymer Group PCL, Class F	261,800	87,576
	Eastern Power Group PCL	147,400	27,097
	Eastern Water Resources Development & Management PCL, Class F	243,900	74,238
	Ekachai Medical Care PCL	76,900	18,772
	Energy Absolute PCL	233,800	461,505

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Erawan Group PCL	1,104,120	$108,474
*	Esso Thailand PCL	353,100	84,597
	Exotic Food PCL, Class F	50,700	27,044
	Forth Corp. PCL	171,500	103,368
	Forth Smart Service PCL	184,100	62,139
	GFPT PCL	230,300	80,509
	Global Green Chemicals PCL, Class F	109,500	41,579
*††	Group Lease PCL	135,800	998
	Gunkul Engineering PCL	1,667,400	271,347
	Haad Thip PCL	36,800	41,865
	Hana Microelectronics PCL	63,201	152,372
	Home Product Center PCL	1,136,127	499,885
	Humanica PCL	34,600	11,157
	ICC International PCL	27,800	25,553
	Ichitan Group PCL	172,600	56,697
	Indorama Ventures PCL	359,700	455,282
	Interlink Communication PCL	87,450	24,246
	IRPC PCL	4,500,800	583,242
	Jasmine International PCL	1,948,100	167,907
	JKN Global Media PCL	168,700	44,993
	JMT Network Services PCL, Class F	55,800	81,978
	Jubilee Enterprise PCL	20,400	15,247
	JWD Infologistics PCL	118,200	52,363
	Kang Yong Electric PCL	1,200	13,634
	Karmarts PCL	291,400	33,371
*	Kaset Thai International Sugar Corp. PCL, Class F	141,500	22,388
	Kasikornbank PCL	102,700	436,396
	Kasikornbank PCL	147,400	626,336
	KCE Electronics PCL	151,800	397,999
	KGI Securities Thailand PCL	506,600	100,763
*	Khon Kaen Sugar Industry PCL	682,204	79,358
	Kiatnakin Phatra Bank PCL	106,800	193,114
	Krung Thai Bank PCL	498,950	172,920
	Krungthai Card PCL	173,600	302,129
	Lalin Property PCL	163,700	45,880
	Lam Soon Thailand PCL	132,400	22,145
	Land & Houses PCL	1,596,600	406,578
	Land & Houses PCL	518,520	132,042
	LH Financial Group PCL	1,945,100	86,169
*	Loxley PCL	748,370	61,796
	LPN Development PCL	545,600	81,883
*	MBK PCL	461,302	194,628
	MC Group PCL	103,200	29,390
	MCS Steel PCL	184,500	80,622
*	MDX PCL	63,700	11,710
	Mega Lifesciences PCL	150,500	210,902
	Millcon Steel PCL	584,106	25,524
*	Minor International PCL	223,371	220,460
	MK Restaurants Group PCL	101,900	168,132
*	Mono Next PCL, Class F	450,800	20,786
	Muang Thai Insurance PCL	3,600	9,764
	Muangthai Capital PCL	165,600	301,930
	Namyong Terminal PCL	219,500	26,989
	Nava Nakorn PCL	278,000	21,112
*	Nawarat Patanakarn PCL	509,200	16,113
	Netbay PCL	57,700	43,472
	Noble Development PCL	294,800	58,191
	Northeast Rubber PCL	279,300	64,391
*	Nusasiri PCL	999,600	11,447

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Origin Property PCL, Class F	290,750	$99,012
	Osotspa PCL	221,900	219,008
	Pacific Pipe PCL	80,900	12,800
	PCS Machine Group Holding PCL	188,600	30,692
	Plan B Media PCL, Class F	815,400	157,268
*	Platinum Group PCL, Class F	387,400	38,060
	Polyplex Thailand PCL	187,100	137,580
*	Power Solution Technologies PCL, Class F	943,200	74,472
	Praram 9 Hospital PCL	125,200	42,636
	Precious Shipping PCL	98,300	53,620
	Premier Marketing PCL	152,600	46,908
	Prima Marine PCL	449,900	88,129
	Property Perfect PCL	2,760,900	38,274
	Pruksa Holding PCL	371,100	154,334
	PTG Energy PCL	391,800	184,196
	PTT Global Chemical PCL	349,556	661,030
	Pylon PCL	216,200	29,189
	Quality Houses PCL	2,885,413	199,998
*	Raimon Land PCL	1,149,900	33,614
	Rajthanee Hospital PCL	76,600	76,756
	Ratchaphruek Hospital PCL	48,100	8,770
	Ratchthani Leasing PCL	1,018,543	125,850
	Regional Container Lines PCL	136,500	179,971
	Rojana Industrial Park PCL	398,232	82,809
*	RS PCL	154,800	81,639
	S 11 Group PCL	82,400	16,762
	Sabina PCL	66,500	38,879
	Saha Pathana Inter-Holding PCL	18,700	37,194
	Sahakol Equipment PCL	579,600	42,620
	Sahamitr Pressure Container PCL	114,700	39,751
	Saha-Union PCL	10,400	10,343
*	Samart Corp. PCL	156,000	29,618
*	Samart Telcoms PCL	117,100	22,938
	Sansiri PCL	5,059,133	192,104
	Sappe PCL	33,600	25,821
	SC Asset Corp. PCL	1,139,696	122,960
	SEAFCO PCL	296,380	40,550
	Sena Development PCL	214,750	26,534
	Sermsang Power Corp. Co. Ltd.	218,680	90,945
	Siam Cement PCL	96,200	1,145,152
	Siam City Cement PCL	32,843	167,766
	Siam Commercial Bank PCL	153,400	582,488
	Siam Global House PCL	320,678	197,147
	Siamgas & Petrochemicals PCL	286,000	124,114
*	Singha Estate PCL	1,017,100	61,916
	Sino-Thai Engineering & Construction PCL	236,200	98,231
	SiS Distribution Thailand PCL	27,900	30,689
	SNC Former PCL	110,400	46,911
	Somboon Advance Technology PCL	75,850	46,860
	SPCG PCL	134,200	71,989
	Sri Trang Agro-Industry PCL	409,300	400,881
	Sriracha Construction PCL	19,200	9,952
	Srisawad Corp. PCL	233,189	449,758
	Srisawad Finance PCL	26,100	24,580
*	Srithai Superware PCL	403,900	17,041
	Srivichai Vejvivat PCL	100,800	35,845
*	Star Petroleum Refining PCL	459,400	145,369
*	Stars Microelectronics Thailand PCL	156,700	27,626
*	STP & I PCL	563,480	74,038

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	623,825	$439,916
	Super Energy Corp. PCL	7,006,800	204,825
	Susco PCL	413,400	40,863
	SVI PCL	111,300	18,783
	Synnex Thailand PCL	57,900	44,495
	Syntec Construction PCL	574,800	33,605
	TAC Consumer PCL, Class F	97,400	23,776
	Taokaenoi Food & Marketing PCL, Class F	256,300	50,978
*	Tata Steel Thailand PCL	435,900	21,806
	Thai Oil PCL	306,500	514,951
	Thai President Foods PCL, Class F	4,100	24,032
	Thai Rayon PCL	6,800	10,503
	Thai Reinsurance PCL	537,500	21,058
	Thai Stanley Electric PCL	3,900	20,744
	Thai Stanley Electric PCL, Class F	11,300	60,105
	Thai Union Group PCL, Class F	893,132	562,539
	Thai Vegetable Oil PCL	218,100	205,398
	Thai Wah PCL, Class F	179,500	30,023
	Thaicom PCL	322,800	106,035
	Thaifoods Group PCL	485,500	64,085
	Thaire Life Assurance PCL	110,700	10,075
	Thanachart Capital PCL	96,400	102,406
	Thitikorn PCL	153,300	41,117
	Thoresen Thai Agencies PCL	263,400	92,080
	Tipco Asphalt PCL	325,100	179,291
	TIPCO Foods PCL	117,300	32,522
	Tisco Financial Group PCL	82,300	228,801
	TKS Technologies PCL	64,300	23,835
	TMBThanachart Bank PCL	5,548,892	193,979
	TMT Steel PCL	145,100	47,226
	TOA Paint Thailand PCL	133,100	132,368
	Total Access Communication PCL	256,000	295,095
	TPC Power Holding PCL	75,900	25,161
	TPI Polene PCL	1,100,200	56,697
	TPI Polene Power PCL	1,073,400	137,157
	TQM Corp. PCL	48,300	152,837
*	Triton Holding PCL	1,196,700	10,098
	True Corp. PCL	5,302,420	648,770
*	TTCL PCL	98,900	13,233
	TTW PCL	272,900	96,223
*	U City PCL, Class F	2,999,700	161,816
	Union Auction PCL	87,100	24,149
*	Unique Engineering & Construction PCL	402,450	81,260
	United Paper PCL	148,400	73,792
	Univanich Palm Oil PCL	84,700	21,441
	Univentures PCL	283,600	34,870
	Vanachai Group PCL	350,320	99,239
	VGI PCL	458,600	91,907
	Vinythai PCL	147,800	169,258
	WHA Corp. PCL	1,367,900	139,336
	WHA Utilities and Power PCL	165,200	21,009
	Workpoint Entertainment PCL	78,060	53,165

TOTAL THAILAND			33,905,015

TURKEY — (0.5%)
	Agesa Hayat ve Emeklilik AS, Class A	15,566	31,609
	Akbank TAS	410,242	248,329
	Aksa Akrilik Kimya Sanayii AS	86,402	212,217
	Aksigorta AS	29,554	21,603

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Alarko Carrier Sanayii VE Ticaret AS	259	$8,131
	Alarko Holding AS	28,066	27,756
*	Albaraka Turk Katilim Bankasi AS	336,049	62,089
*	Alcatel-Lucent Teletas Telekomunikasyon AS	4,118	11,414
#	Alkim Alkali Kimya AS	17,516	31,263
	Anadolu Anonim Turk Sigorta Sirketi	121,131	74,953
	Anadolu Hayat Emeklilik AS	31,796	31,068
*	Anel Elektrik Proje Taahhut ve Ticaret AS	30,154	8,352
	Arcelik AS	70,495	247,322
	Aygaz AS	14,931	28,344
*	Banvit Bandirma Vitaminli Yem Sanayii AS	3,253	22,145
*	Bera Holding AS	118,187	117,078
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	44,790
	BIM Birlesik Magazalar AS	78,590	508,439
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	11,570	29,206
	Borusan Yatirim ve Pazarlama AS	1,018	36,894
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	98	8,551
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	13,888	33,843
	Cemtas Celik Makina Sanayi Ve Ticaret AS	9,897	15,376
	Coca-Cola Icecek AS	24,691	218,117
	Deva Holding AS	14,907	36,812
	Dogan Sirketler Grubu Holding AS	212,221	59,189
	Dogus Otomotiv Servis ve Ticaret AS	3,101	11,621
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	26,401
	EGE Endustri VE Ticaret AS	337	45,235
	EGE Gubre Sanayii AS	509	9,634
	EGE Seramik Sanayi ve Ticaret AS	7,906	12,815
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,287	18,949
Ω	Enerjisa Enerji AS	50,735	62,257
	Enka Insaat ve Sanayi AS	229,523	265,028
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,327	28,236
	Eregli Demir ve Celik Fabrikalari TAS	212,969	444,680
*	Fenerbahce Futbol AS	12,698	40,259
	Ford Otomotiv Sanayi AS	13,157	253,337
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	1	0
	Gentas Genel Metal Sanayi ve Ticaret AS	33,280	11,075
#*	Global Yatirim Holding AS	98,816	19,139
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	12,410
	Goodyear Lastikleri TAS	36,437	30,544
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	78,825	55,533
*	GSD Holding AS	164,327	44,629
*	Gubre Fabrikalari TAS	10,155	73,160
#*	Hektas Ticaret TAS	129,458	119,475
#*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	158,528	13,995
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	31,636	21,799
#*	Is Finansal Kiralama AS	73,999	23,668
*	Ittifak Holding A.S.	91,963	11,779
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,910	38,411
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	25,530	17,077
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	268,187	209,394
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	32,902
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	24,702
*	Konya Cimento Sanayii AS	187	16,342
*	Kordsa Teknik Tekstil AS	11,420	32,805
*	Koza Altin Isletmeleri AS	4,423	49,165
*	Koza Anadolu Metal Madencilik Isletmeleri AS	56,868	99,207
*	Kutahya Porselen Sanayi AS	3,037	22,541
	Logo Yazilim Sanayi Ve Ticaret AS	26,656	118,361
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	36,579

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Metro Ticari ve Mali Yatirimlar Holding AS	67,975	$9,117
*	Netas Telekomunikasyon AS	11,500	20,597
	Nuh Cimento Sanayi AS	26,860	121,700
*	Parsan Makina Parcalari Sanayii AS	3,183	10,294
*	Pegasus Hava Tasimaciligi AS	6,605	54,927
#*	Petkim Petrokimya Holding AS	333,259	226,571
	Polisan Holding AS	30,016	8,638
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,716	22,821
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	101,431	194,794
#*	Sasa Polyester Sanayi AS	54,936	177,183
#*	Sekerbank Turk AS	475,560	49,776
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	41,528
	Sok Marketler Ticaret AS	62,448	72,343
	Tat Gida Sanayi AS	24,980	24,939
*	TAV Havalimanlari Holding AS	42,406	116,986
	Tekfen Holding AS	78,424	123,231
*	Teknosa Ic Ve Dis Ticaret AS	21,481	13,843
	Tofas Turk Otomobil Fabrikasi AS	31,636	193,416
*	Tukas Gida Sanayi ve Ticaret AS	23,016	16,196
*	Tumosan Motor ve Traktor Sanayi AS	9,193	15,225
#*	Turcas Petrol AS	20,640	7,589
*	Turk Hava Yollari AO	207,111	315,647
	Turk Telekomunikasyon AS	149,160	116,966
	Turk Traktor ve Ziraat Makineleri AS	4,170	71,758
	Turkcell Iletisim Hizmetleri AS	312,744	498,922
	Turkiye Garanti Bankasi AS	491,234	503,052
#*	Turkiye Halk Bankasi AS	122,731	56,554
*	Turkiye Petrol Rafinerileri AS	11,486	165,295
#	Turkiye Sinai Kalkinma Bankasi AS	557,282	75,356
#*	Turkiye Vakiflar Bankasi TAO, Class D	139,531	49,869
	Ulker Biskuvi Sanayi AS	32,097	67,435
	Vestel Elektronik Sanayi ve Ticaret AS	29,843	79,364
#	Yapi ve Kredi Bankasi AS	742,871	211,031
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	45,100	62,705
*	Zorlu Enerji Elektrik Uretim AS	257,249	43,758

TOTAL TURKEY			8,367,460

UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi Commercial Bank PJSC	449,061	1,015,675
	Abu Dhabi Islamic Bank PJSC	601,671	957,974
	Abu Dhabi National Oil Co. for Distribution PJSC	103,814	121,065
	Agthia Group PJSC	77,140	124,858
*	Air Arabia PJSC	571,875	216,866
*	Ajman Bank PJSC	284,843	54,110
	Aldar Properties PJSC	725,326	798,070
*††	Arabtec Holding PJSC	166,414	4,503
	Aramex PJSC	260,277	310,483
*	DAMAC Properties Dubai Co. PJSC	719,513	245,362
*	Deyaar Development PJSC	579,372	46,951
*	Dubai Financial Market PJSC	487,841	135,496
	Dubai Investments PJSC	842,631	390,868
	Dubai Islamic Bank PJSC	204,038	284,482
*	Emaar Development PJSC	424,504	452,880
*	Emaar Malls PJSC	560,441	305,909
	Emaar Properties PJSC	669,318	732,722
	Emirates Integrated Telecommunications Co. PJSC	13,476	22,587
	Emirates NBD Bank PJSC	162,642	618,873
	Emirates Telecommunications Group Co. PJSC	247,327	1,725,211
*	Eshraq Investments PJSC	490,258	43,145

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED ARAB EMIRATES — (Continued)
	First Abu Dhabi Bank PJSC	482,324	$2,341,029
*	Gulf Navigation Holding PJSC	188,362	13,519
	Islamic Arab Insurance Co.	175,945	35,962
*	Manazel PJSC	512,882	76,868
	National Central Cooling Co. PJSC	55,043	42,141
*	RAK Properties PJSC	363,174	72,555
	Ras Al Khaimah Ceramics	210,362	157,376
	SHUAA Capital PSC	388,116	70,774

	TOTAL UNITED ARAB EMIRATES		11,418,314

	UNITED KINGDOM — (0.0%)
*	Bytes Technology Group PLC	39,275	285,364

	UNITED STATES — (0.0%)
	Sempra Energy	2,668	339,256

	TOTAL COMMON STOCKS		1,708,591,694

	PREFERRED STOCKS — (0.5%)
	BRAZIL — (0.5%)
*	Alpargatas SA	15,469	105,880
	Banco ABC Brasil SA	40,577	109,211
	Banco Bradesco SA	355,187	1,252,387
	Banco do Estado do Rio Grande do Sul SA Class B	82,173	158,557
Ω	Banco Inter SA	73,443	159,149
	Banco Pan SA	41,052	96,669
	Centrais Eletricas Brasileiras SA Class B	41,900	251,231
	Centrais Eletricas Santa Catarina	6,750	81,328
	Cia de Saneamento do Parana	402,436	265,258
	Cia de Transmissao de Energia Eletrica Paulista	49,803	214,609
	Cia Energetica de Minas Gerais	265,632	606,211
	Cia Energetica de Sao Paulo Class B	63,911	288,765
	Cia Energetica do Ceara Class A	4,882	45,578
	Cia Paranaense de Energia	418,860	439,358
	EMAE-Empresa Metropolitana de Aguas e Energia SA	600	8,137
	Eucatex SA Industria e Comercio	30,700	43,299
	Gerdau SA	185,400	883,671
	Grazziotin SA	3,000	24,005
	Itau Unibanco Holding SA	650,319	2,685,945
	Lojas Americanas SA	124,116	106,219
	Marcopolo SA	184,537	84,686
	Randon SA Implementos e Participacoes	72,226	130,022
	Schulz SA	29,200	42,684
	Unipar Carbocloro SA Class B	30,054	397,628
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	164,816	386,940

	TOTAL BRAZIL		8,867, 427

	CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	76,479	83,498
	Embotelladora Andina SA Class B	88,133	182,080

	TOTAL CHILE		265,578

	COLOMBIA — (0.0%)
	Banco Davivienda SA	14,239	128,220
	Grupo Aval Acciones y Valores SA	538,218	164,364
	Grupo de Inversiones Suramericana SA	19,098	95,801

	TOTAL COLOMBIA		388,385

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	75,375	$65,847

SOUTH KOREA — (0.0%)
Hyundai Engineering & Construction Co. Ltd.	308	41,867

THAILAND — (0.0%)
* U City PCL	3,357,600	116,364

TOTAL PREFERRED STOCKS		9,745,468

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Ultrapar Participacoes SA Rights 11/03/21	11,729	0

INDIA — (0.0%)
* Nxtdigital Ltd. Rights Exp 10/22/21	93	102
* Texmaco Rail & Engineering Ltd. Rights 11/15/21	6,100	749

TOTAL INDIA.		851

INDONESIA — (0.0%)
* Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	313,903	8,863

SOUTH KOREA — (0.0%)
* Dong Bang Transport Logistics Rights 12/07/21	1,745	1,135

TAIWAN — (0.0%)
* CoreMax Corp. Rights Exp 10/21/21	721	2,113
* Eva Airways Corp. Rights Exp 10/01/21	16,528	0
* Ta Ya Electric Wire & Cable Rights 11/10/21	5,551	748

TOTAL TAIWAN		2,861

THAILAND — (0.0%)
* BTS W7 Warrants 07/11/24	64,790	0
* BTS W8 Warrants 07/22/22	129,580	0
* MBK PCL Warrants 10/27/22	18,452	6,117
* Samart Telcoms PCL Rights 05/17/24	30,800	1,383

TOTAL THAILAND.		7,500

TOTAL RIGHTS/WARRANTS		21,210

TOTAL INVESTMENT SECURITIES
(Cost $1,220,337,505)		1,718,358,372

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	2,504,998	28,982,826

TOTAL INVESTMENTS — (100.0%)
(Cost $1,249,317,265)		$1,747,341,198

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$43,289,110	—	—		$43,289,110
Chile	2,621,308	$4,252,714	—		6,874,022
China	77,051,172	464,003,686	$2,389,070		543,443,928
Colombia	2,634,382	—	—		2,634,382
Czech Republic	—	1,012,109	—		1,012,109
Egypt	17,732	963,326	—		981,058
Greece	—	4,603,796	12,253		4,616,049
Hong Kong	568,239	1,727,394	13,833		2,309,466
Hungary	—	4,104,880	—		4,104,880
India	6,643,487	201,455,832	1,098		208,100,417
Indonesia	1,862,778	23,457,205	110,356		25,430,339
Malaysia	—	26,591,724	—		26,591,724
Mexico	34,161,292	589,963	338		34,751,593
Netherlands	—	1,042,743	—		1,042,743
Peru	1,534,870	1,140	—		1,536,010
Philippines	276,147	13,730,441	—		14,006,588
Poland	—	17,337,848	—		17,337,848
Qatar	—	13,949,738	—		13,949,738
Russia	2,873,203	5,831,542	—		8,704,745
Saudi Arabia	69,989	48,219,784	—		48,289,773
South Africa	8,091,855	56,753,016	—		64,844,871
South Korea	4,081,423	254,556,246	59,626		258,697,295
Taiwan	44,328,406	277,375,103	24,088		321,727,597
Thailand	33,904,017	—	998		33,905,015
Turkey	—	8,367,460	—		8,367,460
United Arab Emirates	—	11,413,811	4,503		11,418,314
United Kingdom	—	285,364	—		285,364
United States	339,256	—	—		339,256
Preferred Stocks
Brazil	8,867,427	—	—		8,867,427
Chile	—	265,578	—		265,578
Colombia	388,385	—	—		388,385
Philippines	—	65,847	—		65,847
South Korea	—	41,867	—		41,867
Thailand	116,364	—	—		116,364
Rights/Warrants
India	—	851	—		851
Indonesia	—	8,863	—		8,863
South Korea	—	1,135	—		1,135
Taiwan	—	2,861	—		2,861
Thailand	—	7,500	—		7,500
Securities Lending Collateral	—	28,982,826	—		28,982,826

TOTAL	$273,720,842	$1,471,004,193	$2,616,163	^	$1,747,341,198

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (3.0%)
	Aliansce Sonae Shopping Centers SA	18,500	$62,871
*	Alliar Medicos A Frente SA	25,751	67,528
*	Alper Consultoria e Corretora de Seguros SA	1,100	6,960
	Alupar Investimento SA	29,800	125,350
	Ambev SA, ADR	322,455	954,467
*	Americanas SA	53,369	280,850
*	Anima Holding SA	17,500	20,465
	Arezzo Industria e Comercio SA	4,900	64,161
	Atacadao SA	143,120	421,970
	B3 SA—Brasil Bolsa Balcao	530,204	1,118,879
	Banco Bradesco SA, ADR	218,731	765,559
	Banco Bradesco SA	207,158	623,992
	Banco BTG Pactual SA	92,731	370,510
	Banco do Brasil SA	93,200	470,640
	Banco Inter SA	14,410	29,567
	Banco Santander Brasil SA	45,800	279,159
	BB Seguridade Participacoes SA	94,554	370,087
*	BK Brasil Operacao e Assessoria a Restaurantes SA	27,041	32,916
*	BR Malls Participacoes SA	103,000	130,853
	BR Properties SA	27,600	35,259
	BrasilAgro—Co. Brasileira de Propriedades Agricolas	14,064	62,946
*	Braskem SA, Sponsored ADR	4,311	83,504
*	C&A Modas Ltda	17,429	18,714
	Camil Alimentos SA	28,442	48,782
	CCR SA	414,380	839,215
	Centrais Eletricas Brasileiras SA	28,800	172,633
	Cia Brasileira de Distribuicao	37,223	168,380
	Cia de Locacao das Americas	92,320	322,739
	Cia de Saneamento Basico do Estado de Sao Paulo	50,600	315,589
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,704	54,661
	Cia de Saneamento de Minas Gerais-COPASA	36,400	87,778
	Cia de Saneamento do Parana	29,100	94,099
	Cia de Saneamento do Parana	21,300	13,511
#	Cia Energetica de Minas Gerais, Sponsored ADR	7,080	15,930
	Cia Energetica de Minas Gerais	54,131	159,406
	Cia Paranaense de Energia	38,645	36,839
	Cia Paranaense de Energia	9,600	49,669
#	Cia Siderurgica Nacional SA, Sponsored ADR	5,063	20,657
	Cia Siderurgica Nacional SA	45,000	181,633
	Cielo SA	371,018	143,969
*	Cogna Educacao	200,465	88,088
	Construtora Tenda SA	16,588	50,142
	Cosan SA	85,936	301,335
	CPFL Energia SA	61,141	285,024
	CSU Cardsystem SA	8,200	24,613
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	112,513	280,894
	Dexco SA	114,267	314,023
	Diagnosticos da America SA	2,500	15,517
	Dimed SA Distribuidora da Medicamentos	7,800	17,953
	Direcional Engenharia SA	37,400	63,219
*	EcoRodovias Infraestrutura e Logistica SA	52,609	76,344
	EDP—Energias do Brasil SA	25,900	89,947
*	Embraer SA	170,994	664,428
*	Embraer SA, Sponsored ADR	28,040	435,461
	Energisa SA	54,320	381,331
	Equatorial Energia SA	194,700	789,315
*	Eternit SA	6,800	16,085

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Even Construtora e Incorporadora SA	31,680	$34,914
	Ez Tec Empreendimentos e Participacoes SA	8,365	27,049
	Fleury SA	63,700	212,529
	Fras-Le SA	2,000	5,036
*	Gafisa SA	139,442	49,661
	Gerdau SA, Sponsored ADR	28,612	135,335
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	11,450	8,845
	Grendene SA	49,721	75,588
*	GRUPO DE MODA SOMA SA	28,602	66,490
	Guararapes Confeccoes SA	21,065	40,870
Ω	Hapvida Participacoes e Investimentos SA	108,211	221,261
	Helbor Empreendimentos SA	23,500	19,903
	Hypera SA	84,800	421,611
	Iguatemi Empresa de Shopping Centers SA	6,374	33,814
	Industrias Romi SA	8,266	23,917
	Instituto Hermes Pardini SA	16,500	64,201
*	International Meal Co. Alimentacao SA, Class A	60,698	30,221
*	Iochpe-Maxion SA	17,400	51,733
*	IRB Brasil Resseguros SA	94,933	78,889
	Itau Unibanco Holding SA	37,635	140,236
	JHSF Participacoes SA	48,796	43,143
	JSL SA	1,648	2,108
	Kepler Weber SA	5,300	33,178
*	Klabin SA	296,109	1,203,576
	Light SA	66,700	114,401
	Localiza Rent a Car SA	133,945	1,075,111
	LOG Commercial Properties e Participacoes SA	6,900	28,645
	Lojas Americanas SA	30,749	26,860
	Lojas Quero Quero S/A	27,200	55,809
	Lojas Renner SA	249,742	1,426,200
*	LPS Brasil Consultoria de Imoveis SA	17,000	7,350
	M Dias Branco SA	18,932	103,821
	Magazine Luiza SA	194,922	373,349
	Mahle-Metal Leve SA	5,200	31,400
	Marcopolo SA	38,000	15,688
	Mills Estruturas e Servicos de Engenharia SA	53,000	47,236
	Movida Participacoes SA	18,811	49,496
	MRV Engenharia e Participacoes SA	100,447	180,647
	Multiplan Empreendimentos Imobiliarios SA	27,600	90,569
*	Natura & Co. Holding SA	69,632	479,940
#*	Natura & Co. Holding SA, ADR	15,400	212,058
	Neoenergia SA	39,500	108,482
	Notre Dame Intermedica Participacoes SA	48,772	554,624
	Odontoprev SA	88,452	210,167
*	Omega Geracao SA	34,381	199,385
	Ouro Fino Saude Animal Participacoes SA	1,600	7,087
	Porto Seguro SA	80,818	334,224
	Portobello SA	10,300	17,447
	Positivo Tecnologia SA	48,052	71,774
*	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	5,188
	Qualicorp Consultoria e Corretora de Seguros SA	90,831	275,367
	Raia Drogasil SA	227,000	935,141
*	Rumo SA	142,720	404,354
	Sao Carlos Empreendimentos e Participacoes SA	1,400	9,178
	Sendas Distribuidora SA	204,650	554,431
Ω	Ser Educacional SA	13,300	24,603
	SIMPAR SA	18,800	34,144
	Sul America SA	137,802	634,097
*	Suzano SA	89,394	779,770

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Tecnisa SA	7,520	$4,863
	Tegma Gestao Logistica SA	9,500	25,771
	Telefonica Brasil SA	29,500	237,932
	Telefonica Brasil SA, ADR	21,716	174,380
	TIM SA, ADR	2,608	25,715
	TIM SA	260,262	517,407
	TOTVS SA	66,708	387,213
	Transmissora Alianca de Energia Eletrica SA	73,200	475,480
	Trisul SA	22,300	23,115
	Ultrapar Participacoes SA	145,108	335,529
	Ultrapar Participacoes SA, Sponsored ADR	61,736	143,845
	Unipar Carbocloro SA	7,600	108,739
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	17,205
	Vivara Participacoes SA	5,700	26,198
*	Vulcabras Azaleia SA	27,100	41,919
	WEG SA	127,300	834,562
	Wiz Solucoes e Corretagem de Seguros SA	31,400	53,689
*	XP, Inc.	9,483	310,846
	YDUQS Participacoes SA	24,400	90,185

TOTAL BRAZIL			29,353,160

CHILE — (0.4%)
	Aguas Andinas SA, Class A	749,888	142,999
	Banco de Chile, ADR	12,664	218,831
	Banco de Credito e Inversiones SA	3,873	130,460
	Banco Santander Chile, ADR	13,546	240,035
	Besalco SA	118,298	31,265
*	Camanchaca SA	228,863	9,698
	CAP SA	12,222	121,036
	Cencosud SA	191,294	279,783
	Cencosud Shopping SA	47,825	46,271
	Cia Cervecerias Unidas SA	11,045	92,538
	Cia Cervecerias Unidas SA, Sponsored ADR	4,430	74,911
	Embotelladora Andina SA, ADR, Class B	4,723	57,951
	Empresa Nacional de Telecomunicaciones SA	27,407	94,004
	Empresas CMPC SA	106,285	196,114
*	Empresas Hites SA	47,371	8,113
	Empresas Lipigas SA	1,142	3,896
	Empresas Tricot SA	2,361	1,162
	Enel Americas SA	1,992,944	226,788
	Enel Americas SA	50,162	5,708
#	Enel Chile SA, ADR	9,400	20,398
	Enel Chile SA	1,814,367	74,458
	Falabella SA	34,182	94,504
	Forus SA	13,163	17,552
	Grupo Security SA	259,362	39,250
	Hortifrut SA	43,292	46,026
	Instituto de Diagnostico SA	1,346	2,536
	Inversiones Aguas Metropolitanas SA	132,025	62,521
	Inversiones La Construccion SA	7,731	28,101
*	Itau CorpBanca Chile SA	23,712,285	52,655
*	Multiexport Foods SA	65,867	20,729
*	Parque Arauco SA	84,880	83,762
	PAZ Corp. SA	11,604	4,079
	Plaza SA	34,049	33,983
*	Ripley Corp. SA	224,629	37,968
	Salfacorp SA	132,841	44,911
	Sigdo Koppers SA	83,076	78,180

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	SMU SA	707,008	$70,437
	Sociedad Matriz SAAM SA	1,041,769	65,076
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,002	384,340
	Socovesa SA	15,493	2,029
	SONDA SA	176,889	59,810
	Vina Concha y Toro SA	163,246	237,390

TOTAL CHILE			3,542,258

CHINA — (33.9%)
*	21Vianet Group, Inc., ADR	30,934	485,045
*	360 DigiTech, Inc., ADR	22,033	449,694
*	360 Security Technology, Inc., Class A	22,800	42,892
*	361 Degrees International Ltd.	219,000	106,236
*	36Kr Holdings, Inc.	5,136	8,526
*Ω	3SBio, Inc.	317,000	289,812
*	51job, Inc., ADR	8,734	520,197
	5I5J Holding Group Co. Ltd., Class A	38,240	17,805
#*	9F, Inc.	10,020	15,030
Ω	AAG Energy Holdings Ltd.	147,000	32,908
	Accelink Technologies Co. Ltd., Class A	5,100	17,278
	Addsino Co. Ltd., Class A	17,700	42,506
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	53,392
	AECC Aviation Power Co. Ltd., Class A	8,600	79,465
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	7,900	10,373
*	Aesthetic Medical International Holdings Group Ltd., ADR	200	822
#	Agile Group Holdings Ltd.	376,000	294,762
	Agricultural Bank of China Ltd., Class H	4,790,000	1,627,677
	Aier Eye Hospital Group Co. Ltd., Class A	36,631	277,031
*	AirNet Technology, Inc., ADR	4,104	9,357
	Aisino Corp., Class A	19,300	34,549
	Ajisen China Holdings Ltd.	95,000	16,231
Ω	Ak Medical Holdings Ltd.	152,000	157,659
*	Alibaba Group Holding Ltd., Sponsored ADR	79,804	13,162,872
*	Alibaba Group Holding Ltd.	388,700	7,992,705
*	Alibaba Health Information Technology Ltd.	454,000	568,493
#*	Alibaba Pictures Group Ltd.	2,000,000	212,467
Ω	A-Living Smart City Services Co. Ltd.	158,750	526,967
	All Winner Technology Co. Ltd., Class A	1,400	13,888
*	Alpha Group, Class A	18,000	14,182
	Amoy Diagnostics Co. Ltd., Class A	1,200	15,161
	Angel Yeast Co. Ltd., Class A	18,100	157,415
	Anhui Anke Biotechnology Group Co. Ltd., Class A	22,200	42,526
	Anhui Construction Engineering Group Co. Ltd., Class A	22,400	13,556
	Anhui Expressway Co. Ltd., Class H	88,000	52,173
	Anhui Gujing Distillery Co. Ltd., Class A	2,100	74,634
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	18,340	14,905
	Anhui Jinhe Industrial Co. Ltd., Class A	7,900	59,296
	Anhui Kouzi Distillery Co. Ltd., Class A	10,100	95,487
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	20,708
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	32,223
	Anhui Xinhua Media Co. Ltd., Class A	14,100	10,375
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	80,651
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	10,100	27,132
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	400	14,848
	ANTA Sports Products Ltd.	134,800	2,088,553
*	Anton Oilfield Services Group	1,062,000	72,126
	Aoshikang Technology Co. Ltd., Class A	1,200	13,376
	Apeloa Pharmaceutical Co. Ltd., Class A	19,000	103,130
	APT Satellite Holdings Ltd.	62,000	18,352

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	Ascletis Pharma, Inc.	63,000	$21,898
Ω	AsiaInfo Technologies Ltd.	64,400	106,105
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,000	62,187
	Ausnutria Dairy Corp. Ltd.	181,000	226,426
*	Austar Lifesciences Ltd.	15,000	32,888
	Autobio Diagnostics Co. Ltd., Class A	3,900	33,375
	Avary Holding Shenzhen Co. Ltd., Class A	9,000	49,236
	AVIC Electromechanical Systems Co. Ltd., Class A	7,500	17,795
	AVIC Industry-Finance Holdings Co. Ltd., Class A	55,300	33,646
	AviChina Industry & Technology Co. Ltd., Class H	701,000	446,011
	AVICOPTER PLC, Class A	5,500	54,063
	Bafang Electric Suzhou Co. Ltd., Class A	500	18,647
Ω	BAIC Motor Corp. Ltd., Class H	429,500	142,272
*	Baidu, Inc., Sponsored ADR	18,233	2,958,122
*	Baidu, Inc., Class A	71,000	1,450,823
Ω	BAIOO Family Interactive Ltd.	372,000	29,933
	Bank of Beijing Co. Ltd., Class A	51,100	35,369
	Bank of Changsha Co. Ltd., Class A	19,400	24,385
	Bank of Chengdu Co. Ltd., Class A	26,200	52,256
	Bank of China Ltd., Class H	12,369,000	4,377,408
	Bank of Chongqing Co. Ltd., Class H	147,000	82,566
	Bank of Communications Co. Ltd., Class H	1,530,000	910,171
	Bank of Guiyang Co. Ltd., Class A	15,536	16,390
	Bank of Hangzhou Co. Ltd., Class A	36,000	80,298
	Bank of Jiangsu Co. Ltd., Class A	42,380	41,646
	Bank of Nanjing Co. Ltd., Class A	55,422	84,005
	Bank of Ningbo Co. Ltd., Class A	18,100	107,905
	Bank of Shanghai Co. Ltd., Class A	70,000	79,755
*	Bank of Tianjin Co. Ltd., Class H	23,000	9,461
*Ω	Bank of Zhengzhou Co. Ltd., Class H	39,600	9,396
	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	12,050
*	Baoye Group Co. Ltd., Class H	66,000	32,278
#*	Baozun, Inc., Sponsored ADR	13,006	225,004
*	Baozun, Inc., Class A	3,400	19,625
	Beibuwan Port Co. Ltd., Class A	12,900	15,021
#*	BeiGene Ltd., ADR	1,611	576,287
*	BeiGene Ltd.	12,900	356,719
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	16,700	30,412
	Beijing Capital Development Co. Ltd., Class A	56,800	43,633
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	58,370	30,670
*	Beijing Capital International Airport Co. Ltd., Class H	446,000	290,018
	Beijing Certificate Authority Co. Ltd., Class A	2,100	12,198
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	37,500	87,917
	Beijing Dabeinong Technology Group Co. Ltd., Class A	50,557	67,797
*	Beijing Energy International Holding Co. Ltd.	1,418,000	53,577
	Beijing Enterprises Holdings Ltd.	125,500	482,408
*	Beijing Enterprises Urban Resources Group Ltd.	264,000	26,745
	Beijing Enterprises Water Group Ltd.	1,484,000	567,236
*	Beijing Forever Technology Co. Ltd., Class A	11,900	21,380
#*††	Beijing Gas Blue Sky Holdings Ltd.	1,800,000	10,064
*	Beijing Jetsen Technology Co. Ltd., Class A	71,900	46,062
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	20,342
	Beijing New Building Materials PLC, Class A	21,700	95,624
	Beijing North Star Co. Ltd., Class H	198,000	31,770
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	20,537
*	Beijing Orient National Communication Science & Technology Co. Ltd.,
	Class A	19,400	26,726
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	11,450	74,419
	Beijing Originwater Technology Co. Ltd., Class A	35,200	38,312

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	29,200	$27,791
	Beijing Shiji Information Technology Co. Ltd., Class A	13,440	49,745
	Beijing Sinnet Technology Co. Ltd., Class A	31,200	64,401
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	27,827
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	33,502
	Beijing SuperMap Software Co. Ltd., Class A	7,000	25,351
	Beijing Thunisoft Corp. Ltd., Class A	20,300	33,978
	Beijing Tiantan Biological Products Corp. Ltd., Class A	10,300	46,490
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	110,000	140,172
	Beijing Tongrentang Co. Ltd., Class A	4,800	24,054
*	Beijing Ultrapower Software Co. Ltd., Class A	36,401	32,133
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	10,112
	Beijing Wanji Technology Co. Ltd., Class A	3,300	12,073
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	500	17,278
	Beijing Yanjing Brewery Co. Ltd., Class A	39,700	41,191
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	22,800	39,886
	Bestsun Energy Co. Ltd., Class A	28,200	21,520
	Betta Pharmaceuticals Co. Ltd., Class A	1,600	19,787
	Better Life Commercial Chain Share Co. Ltd., Class A	5,600	5,885
	BGI Genomics Co. Ltd., Class A	5,400	75,125
	Biem.L.Fdlkk Garment Co. Ltd., Class A	9,276	35,657
*	Bilibili, Inc., Class Z	9,680	709,310
	Binjiang Service Group Co. Ltd.	14,000	38,106
	Blue Sail Medical Co. Ltd., Class A	14,000	31,639
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	66,200	51,772
	BOC International China Co. Ltd., Class A	18,400	38,176
	BOE Technology Group Co. Ltd., Class A	331,400	254,609
*	Bohai Leasing Co. Ltd., Class A	149,500	61,412
	Bosideng International Holdings Ltd.	942,000	729,912
*	Boyaa Interactive International Ltd.	40,000	2,666
	Bright Dairy & Food Co. Ltd., Class A	17,700	38,535
*††	Brilliance China Automotive Holdings Ltd.	716,000	236,996
	B-Soft Co. Ltd., Class A	12,870	16,066
	By-health Co. Ltd., Class A	35,100	139,723
	C C Land Holdings Ltd.	321,000	71,939
	C&D International Investment Group Ltd.	132,741	247,072
*	C&D Property Management Group Co. Ltd.	86,000	48,647
#*	CA Cultural Technology Group Ltd.	112,000	8,781
	Cabbeen Fashion Ltd.	59,000	24,186
	Caitong Securities Co. Ltd., Class A	41,500	66,507
	Camel Group Co. Ltd., Class A	16,600	33,950
	Canny Elevator Co. Ltd., Class A	12,500	14,251
*Ω	CanSino Biologics, Inc., Class H	5,000	127,873
	Capinfo Co. Ltd., Class H	204,000	12,451
*	Capital Environment Holdings Ltd.	1,184,000	27,704
	CECEP Solar Energy Co. Ltd., Class A	46,200	80,534
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	13,799
	CECEP Wind-Power Corp., Class A	48,100	55,444
	Central China Management Co. Ltd.	227,000	35,019
	Central China Real Estate Ltd.	227,000	34,125
	CETC Digital Technology Co. Ltd., Class A	4,100	21,457
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	31,065
Ω	CGN Power Co. Ltd., Class H	2,427,000	653,342
	Chacha Food Co. Ltd., Class A	8,300	73,929
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	18,809
	Changchun High & New Technology Industry Group, Inc., Class A	2,700	115,121
	Changjiang Securities Co. Ltd., Class A	67,900	76,799
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	12,000	17,565
	Changying Xinzhi Technology Co. Ltd., Class A	11,200	29,369

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chanjet Information Technology Co. Ltd., Class H	26,100	$33,563
	Chaowei Power Holdings Ltd.	107,000	31,525
	Chaozhou Three-Circle Group Co. Ltd., Class A	10,900	68,176
*	Cheetah Mobile, Inc., ADR	14,649	24,610
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	18,008
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	20,070
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	10,847
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,100	23,127
	Chengdu Wintrue Holding Co. Ltd., Class A	20,900	52,343
	Chengdu Xingrong Environment Co. Ltd., Class A	25,100	23,188
	Chengtun Mining Group Co. Ltd., Class A	49,000	78,316
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	36,100	91,729
	China Aerospace International Holdings Ltd.	476,000	35,461
	China Aircraft Leasing Group Holdings Ltd.	117,000	80,935
	China Aoyuan Group Ltd.	280,000	110,583
	China Baoan Group Co. Ltd., Class A	9,100	29,849
	China Bester Group Telecom Co. Ltd., Class A	4,900	10,695
	China BlueChemical Ltd., Class H	498,000	166,522
	China Building Material Test & Certification Group Co. Ltd., Class A	9,380	27,207
*	China CAMC Engineering Co. Ltd., Class A	19,900	20,089
	China CITIC Bank Corp. Ltd., Class H	1,200,000	526,379
	China Communications Services Corp. Ltd., Class H	666,000	368,178
	China Conch Venture Holdings Ltd.	450,500	2,189,135
	China Construction Bank Corp., Class H	12,750,000	8,677,404
	China CSSC Holdings Ltd., Class A	6,600	23,191
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	291,922
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	514,000	73,104
	China Dongxiang Group Co. Ltd.	754,000	79,210
Ω	China East Education Holdings Ltd.	50,000	47,437
	China Education Group Holdings Ltd.	52,000	88,885
#*	China Electronics Huada Technology Co. Ltd.	214,000	21,669
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	43,206
#	China Energy Engineering Corp. Ltd., Class H	294,000	43,346
	China Everbright Bank Co. Ltd., Class H	684,000	240,536
#Ω	China Everbright Greentech Ltd.	99,000	34,813
	China Everbright Ltd.	262,000	294,606
	China Express Airlines Co. Ltd., Class A	7,100	12,191
Ω	China Feihe Ltd.	619,000	1,027,722
*	China Film Co. Ltd., Class A	20,400	37,474
	China Foods Ltd.	204,000	77,944
*	China Fordoo Holdings Ltd.	281,000	23,480
*	China Fortune Land Development Co. Ltd., Class A	58,320	33,553
	China Galaxy Securities Co. Ltd., Class H	453,500	252,498
	China Gas Holdings Ltd.	908,800	2,268,383
*	China Grand Automotive Services Group Co. Ltd., Class A	48,065	20,114
#	China Grand Pharmaceutical & Healthcare Holdings Ltd., Class A	253,000	202,581
	China Great Wall Securities Co. Ltd., Class A	15,000	26,796
	China Greatwall Technology Group Co. Ltd., Class A	23,000	48,370
*	China Green Agriculture, Inc.	241	2,622
	China Harmony Auto Holding Ltd.	205,500	105,101
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	15,630
#*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	84,503
*††Ω	China Huarong Asset Management Co. Ltd., Class H	2,499,000	245,708
#*	China Index Holdings Ltd., ADR	1,309	2,002
Ω	China International Capital Corp. Ltd., Class H	180,000	445,638
	China International Marine Containers Group Co. Ltd., Class H	132,660	262,836
#	China Isotope & Radiation Corp.	9,800	27,891
	China Jinmao Holdings Group Ltd.	1,354,000	395,569
	China Jushi Co. Ltd., Class A	96,206	287,409

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Kepei Education Group Ltd.	74,000	$40,800
	China Lesso Group Holdings Ltd.	278,000	429,695
	China Life Insurance Co. Ltd., Class H	759,000	1,318,587
	China Lilang Ltd.	110,000	62,660
*Ω	China Literature Ltd.	97,600	677,195
#*Ω	China Logistics Property Holdings Co. Ltd.	77,000	41,360
*	China Medical & HealthCare Group Ltd.	950,000	12,154
	China Medical System Holdings Ltd.	590,000	998,999
	China Meheco Co. Ltd., Class A	21,300	37,055
	China Meidong Auto Holdings Ltd.	128,000	661,226
	China Mengniu Dairy Co. Ltd.	168,000	1,068,911
	China Merchants Bank Co. Ltd., Class H	423,500	3,548,989
	China Merchants Energy Shipping Co. Ltd., Class A	38,400	27,456
	China Merchants Land Ltd.	386,000	43,118
	China Merchants Port Holdings Co. Ltd.	354,000	590,182
Ω	China Merchants Securities Co. Ltd., Class H	63,140	99,756
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	40,700	66,381
#	China Minsheng Banking Corp. Ltd., Class H	864,000	342,573
	China Molybdenum Co. Ltd., Class H	1,131,000	699,187
	China National Accord Medicines Corp. Ltd., Class A	9,300	48,689
	China National Medicines Corp. Ltd., Class A	12,300	58,593
	China National Nuclear Power Co. Ltd., Class A	231,800	248,426
	China National Software & Service Co. Ltd., Class A	3,900	31,264
#Ω	China New Higher Education Group Ltd.	50,000	25,062
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	24,000	190,348
*	China Nuclear Energy Technology Corp. Ltd.	132,000	15,596
	China Oilfield Services Ltd., Class H	646,000	617,813
	China Overseas Grand Oceans Group Ltd.	395,000	189,382
	China Overseas Land & Investment Ltd.	1,060,500	2,338,992
	China Pacific Insurance Group Co. Ltd., Class H	719,200	2,199,222
	China Publishing & Media Co. Ltd., Class A	22,400	18,997
	China Railway Group Ltd., Class H	1,018,000	497,288
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	32,977
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	478,000	167,685
#*	China Rare Earth Holdings Ltd.	436,000	45,935
Ω	China Renaissance Holdings Ltd.	32,600	78,781
	China Resources Beer Holdings Co. Ltd.	110,000	908,252
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	21,500	38,351
	China Resources Gas Group Ltd.	278,000	1,492,120
	China Resources Land Ltd.	750,000	2,914,101
	China Resources Medical Holdings Co. Ltd.	203,500	142,765
Ω	China Resources Pharmaceutical Group Ltd.	496,500	238,840
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	8,000	30,160
	China Risun Group Ltd.	86,000	52,418
	China Sanjiang Fine Chemicals Co. Ltd.	215,000	64,816
	China SCE Group Holdings Ltd.	497,000	155,002
	China Science Publishing & Media Ltd., Class A	7,400	9,513
*Ω	China Shengmu Organic Milk Ltd.	820,000	56,622
	China Shineway Pharmaceutical Group Ltd.	71,000	68,068
	China Shuifa Singyes Energy Holdings Ltd.	142,000	39,265
*	China Silver Group Ltd.	366,000	28,023
#	China South City Holdings Ltd.	878,000	65,438
	China South Publishing & Media Group Co. Ltd., Class A	49,800	63,730
	China State Construction Engineering Corp. Ltd., Class A	260,200	189,305
	China State Construction International Holdings Ltd.	470,000	481,547
*	China Sunshine Paper Holdings Co. Ltd.	128,000	29,010
	China Suntien Green Energy Corp. Ltd., Class H	553,000	439,505
	China Taiping Insurance Holdings Co. Ltd.	578,600	880,450
	China Tian Lun Gas Holdings Ltd.	55,500	51,374

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tianbao Group Development Co. Ltd.	26,000	$11,720
*	China Tianying, Inc., Class A	55,800	41,381
	China Tourism Group Duty Free Corp. Ltd., Class A	9,341	391,227
Ω	China Tower Corp. Ltd., Class H	17,046,000	2,209,140
	China Traditional Chinese Medicine Holdings Co. Ltd.	432,000	205,563
	China TransInfo Technology Co. Ltd., Class A	26,400	55,170
*	China Tungsten & Hightech Materials Co. Ltd., Class A	18,100	37,526
	China Union Holdings Ltd., Class A	17,000	11,154
	China Vanke Co. Ltd., Class H	768,704	1,796,022
Ω	China Vast Industrial Urban Development Co. Ltd.	114,000	32,960
#	China Water Affairs Group Ltd.	166,000	170,609
	China West Construction Group Co. Ltd., Class A	13,700	15,381
*††	China Wood Optimization Holding Ltd.	84,000	7,287
Ω	China Xinhua Education Group Ltd.	23,000	4,900
	China Yangtze Power Co. Ltd., Class A	164,997	548,335
	China Yongda Automobiles Services Holdings Ltd.	225,500	358,787
#*	China ZhengTong Auto Services Holdings Ltd.	505,000	61,592
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,800	110,124
	China Zheshang Bank Co. Ltd., Class H	91,000	36,601
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	9,584
#*	China Zhongwang Holdings Ltd.	437,200	94,402
	Chinasoft International Ltd.	1,052,000	1,756,555
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	56,403
*	Chongqing Brewery Co. Ltd., Class A	6,149	144,253
	Chongqing Changan Automobile Co. Ltd., Class A	28,000	85,635
	Chongqing Department Store Co. Ltd., Class A	5,700	20,505
	Chongqing Dima Industry Co. Ltd., Class A	50,600	18,271
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	21,280	56,072
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	29,854
#	Chongqing Rural Commercial Bank Co. Ltd., Class H	609,000	219,068
	Chongqing Zhifei Biological Products Co. Ltd., Class A	11,300	265,654
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	17,421
	Chow Tai Seng Jewellery Co. Ltd., Class A	18,450	54,460
	CIFI Ever Sunshine Services Group Ltd.	264,000	471,104
	CIFI Holdings Group Co. Ltd.	1,216,961	675,509
	CIMC Enric Holdings Ltd.	192,000	246,894
*	Cinda Real Estate Co. Ltd., Class A	34,100	17,109
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	20,461
*	CITIC Guoan Information Industry Co. Ltd., Class A	127,200	44,643
	CITIC Securities Co. Ltd., Class H	329,500	836,586
*	Citychamp Watch & Jewellery Group Ltd.	440,000	74,174
	CMGE Technology Group Ltd.	340,000	132,605
	CMST Development Co. Ltd., Class A	33,200	31,727
	CNHTC Jinan Truck Co. Ltd., Class A	25,200	52,159
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	29,300	63,125
	CNOOC Energy Technology & Services Ltd., Class A	69,500	31,373
	COFCO Biotechnology Co. Ltd., Class A	47,800	79,578
*Ω	Cogobuy Group	107,000	39,300
#	Colour Life Services Group Co. Ltd.	101,797	17,830
#	Comba Telecom Systems Holdings Ltd.	104,000	28,959
	Concord New Energy Group Ltd.	2,410,000	254,141
	Consun Pharmaceutical Group Ltd.	51,000	21,856
	Contemporary Amperex Technology Co. Ltd., Class A	7,800	781,342
*	Coolpad Group Ltd.	1,638,000	85,999
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	112,000	49,495
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	414,050	641,325
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	68,677
	COSCO SHIPPING Ports Ltd.	288,929	240,500
*Ω	Cosmo Lady China Holdings Co. Ltd.	199,000	14,332

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Country Garden Holdings Co. Ltd.	2,568,029	$2,416,533
	Country Garden Services Holdings Co. Ltd.	286,977	2,209,287
	CP Pokphand Co. Ltd.	950,000	134,441
	CPMC Holdings Ltd.	269,000	131,441
	CQ Pharmaceutical Holding Co. Ltd., Class A	27,000	20,171
#*	Crazy Sports Group Ltd.	1,274,000	64,112
	CRRC Corp. Ltd., Class H	541,000	244,279
#Ω	CSC Financial Co. Ltd., Class H	191,000	201,903
	CSG Holding Co. Ltd., Class A	44,710	63,192
	CSPC Pharmaceutical Group Ltd.	2,621,200	2,735,221
	CSSC Science & Technology Co. Ltd., Class A	7,600	15,197
	CTS International Logistics Corp. Ltd., Class A	17,700	34,115
	D&O Home Collection Co. Ltd., Class A	6,500	12,905
	Daan Gene Co. Ltd., Class A	22,080	66,340
#	DaFa Properties Group Ltd.	60,000	38,877
Ω	Dali Foods Group Co. Ltd.	336,500	187,357
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	17,244
	Daqin Railway Co. Ltd., Class A	60,100	59,633
	Dare Power Dekor Home Co. Ltd., Class A	7,000	12,785
	Dashang Co. Ltd., Class A	7,400	22,514
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	12,820	70,837
	Dawnrays Pharmaceutical Holdings Ltd.	140,000	30,615
	Dazzle Fashion Co. Ltd., Class A	7,100	20,770
	DBG Technology Co. Ltd., Class A	7,300	15,868
	Deppon Logistics Co. Ltd., Class A	5,500	9,394
	Dexin China Holdings Co. Ltd.	203,000	68,105
	DHC Software Co. Ltd., Class A	56,800	61,605
	Dian Diagnostics Group Co. Ltd., Class A	17,100	86,027
#	Differ Group Holding Co. Ltd.	756,000	182,365
	Digital China Group Co. Ltd., Class A	11,648	27,189
	Digital China Holdings Ltd.	310,000	167,121
	Digital China Information Service Co. Ltd., Class A	17,500	30,496
	Do-Fluoride New Materials Co. Ltd., Class A	4,100	39,881
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	47,536
	Dongfang Electric Corp. Ltd., Class H	102,000	162,754
*	Dongfang Electronics Co. Ltd., Class A	28,400	27,231
	Dongfeng Motor Group Co. Ltd., Class H	358,000	333,426
	Dongxing Securities Co. Ltd., Class A	32,735	56,066
	Dongyue Group Ltd.	86,000	200,089
*	DouYu International Holdings Ltd., ADR	38,819	122,280
*	Duiba Group Ltd.	50,000	11,654
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	75,525
	East Group Co. Ltd., Class A	17,200	27,843
	East Money Information Co. Ltd., Class A	19,080	98,119
	Edvantage Group Holdings Ltd.	20,000	13,011
	Electric Connector Technology Co. Ltd., Class A	6,000	39,185
	Elion Energy Co. Ltd., Class A	87,620	67,939
	ENN Energy Holdings Ltd.	215,900	3,719,628
	ENN Natural Gas Co. Ltd., Class A	27,526	79,246
#	Essex Bio-technology Ltd.	88,000	59,899
	Estun Automation Co. Ltd., Class A	4,200	17,390
	Eternal Asia Supply Chain Management Ltd., Class A	49,600	44,543
*	Ev Dynamics Holdings Ltd.	640,000	8,443
	EVA Precision Industrial Holdings Ltd.	320,000	55,884
	Eve Energy Co. Ltd., Class A	1,800	31,906
#Ω	Everbright Securities Co. Ltd., Class H	64,400	50,294
*	EverChina International Holdings Co. Ltd.	425,000	10,166
*	Fang Holdings Ltd., ADR	751	4,370
	Fangda Carbon New Material Co. Ltd., Class A	44,220	74,316

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fangda Special Steel Technology Co. Ltd., Class A	58,110	$67,289
#	Fanhua, Inc., Sponsored ADR	12,591	166,957
#	Fantasia Holdings Group Co. Ltd.	384,000	27,638
#	Far East Horizon Ltd.	530,000	505,325
	FAW Jiefang Group Co. Ltd.	30,600	49,882
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,000	26,909
	Fibocom Wireless, Inc., Class A	4,500	32,396
*	FIH Mobile Ltd.	782,000	121,646
	Financial Street Holdings Co. Ltd., Class A	51,600	47,293
	Financial Street Property Co. Ltd., Class H	13,000	6,798
#	FinVolution Group, ADR	14,215	86,996
	First Capital Securities Co. Ltd., Class A	38,800	41,408
	First Tractor Co. Ltd., Class H	64,000	32,264
	Focus Media Information Technology Co. Ltd., Class A	255,900	293,245
	Focused Photonics Hangzhou, Inc., Class A	9,510	27,488
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	20,065	367,415
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	11,400	18,233
*	Founder Holdings Ltd.	332,000	38,812
	Founder Securities Co. Ltd., Class A	49,800	63,501
#	FriendTimes, Inc.	212,000	31,199
	Fu Shou Yuan International Group Ltd.	279,000	239,525
	Fuan Pharmaceutical Group Co. Ltd., Class A	25,500	15,737
	Fujian Boss Software Development Co. Ltd., Class A	8,300	25,099
	Fujian Longking Co. Ltd., Class A	16,500	20,950
	Fujian Longma Environmental Sanitation Equipment Co. Ltd., Class A	8,100	15,845
	Fujian Star-net Communication Co. Ltd., Class A	7,000	23,952
#*	Fullshare Holdings Ltd.	3,797,500	53,042
	Fusen Pharmaceutical Co. Ltd.	56,000	18,402
#*	Futu Holdings Ltd., ADR	11,181	598,407
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	98,800	568,860
Ω	Ganfeng Lithium Co. Ltd., Class H	18,800	352,231
	Gansu Shangfeng Cement Co. Ltd., Class A	25,200	68,442
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	101,426
#*	GCL New Energy Holdings Ltd.	1,150,000	53,899
#*††	GCL-Poly Energy Holdings Ltd.	3,872,000	739,017
#*	GDS Holdings Ltd., ADR	8,073	479,536
*	GDS Holdings Ltd., Class A	145,500	1,092,711
	Geely Automobile Holdings Ltd.	1,121,000	3,890,587
	GEM Co. Ltd., Class A	26,100	44,393
	Gemdale Corp., Class A	39,100	62,009
	Gemdale Properties & Investment Corp. Ltd.	1,510,000	146,965
Ω	Genertec Universal Medical Group Co. Ltd.	371,500	280,270
*	Genimous Technology Co. Ltd., Class A	36,800	34,797
*	Genscript Biotech Corp.	50,000	221,244
	Getein Biotech, Inc., Class A	6,580	17,993
	GF Securities Co. Ltd., Class H	285,800	484,750
	Giant Network Group Co. Ltd., Class A	17,700	27,454
	Gigadevice Semiconductor Beijing, Inc., Class A	1,960	51,974
	Ginlong Technologies Co. Ltd., Class A	700	30,550
*	Global Top E-Commerce Co. Ltd., Class A	20,000	7,098
*	Glorious Property Holdings Ltd.	323,000	10,046
*	Glory Sun Financial Group Ltd.	1,876,000	64,988
	GoerTek, Inc., Class A	15,200	103,236
	Goldcard Smart Group Co. Ltd.	5,100	8,636
	Golden Eagle Retail Group Ltd.	46,000	40,019
	GoldenHome Living Co. Ltd., Class A	3,640	17,046
	Goldenmax International Technology Ltd., Class A	8,900	18,531
	Goldlion Holdings Ltd.	56,000	12,136
	Goldpac Group Ltd.	147,000	33,680

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	GOME Retail Holdings Ltd.	804,000	$81,498
*	Gosuncn Technology Group Co. Ltd., Class A	25,200	17,532
*	Gotion High-tech Co. Ltd., Class A	5,400	49,730
*	Grand Baoxin Auto Group Ltd.	327,500	36,766
	Grandblue Environment Co. Ltd., Class A	10,000	34,519
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	36,351
	Great Wall Motor Co. Ltd., Class H	217,000	976,401
	Greattown Holdings Ltd., Class A	55,700	30,823
	Greatview Aseptic Packaging Co. Ltd.	325,000	133,518
	Gree Electric Appliances, Inc. of Zhuhai, Class A	22,817	130,317
	Greenland Holdings Corp. Ltd., Class A	14,385	9,241
#	Greenland Hong Kong Holdings Ltd.	234,000	49,760
#	Greentown China Holdings Ltd.	330,500	455,345
#	Greentown Service Group Co. Ltd.	410,000	405,869
	GRG Banking Equipment Co. Ltd., Class A	21,600	34,935
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	25,982
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	15,823
	Guangdong Haid Group Co. Ltd., Class A	9,000	92,206
*	Guangdong HEC Technology Holding Co. Ltd., Class A	49,200	81,592
	Guangdong Hongda Blasting Co. Ltd., Class A	6,500	27,992
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	15,217
	Guangdong Investment Ltd.	306,000	384,753
	Guangdong Provincial Expressway Development Co. Ltd., Class A	13,700	15,209
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	21,500	17,575
	Guangdong South New Media Co. Ltd., Class A	3,000	22,199
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	11,700	40,918
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	19,340
*	Guangshen Railway Co. Ltd., Class H	192,000	33,799
	Guangxi Liugong Machinery Co. Ltd., Class A	36,800	42,759
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	9,500	22,600
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	22,011
	Guangzhou Automobile Group Co. Ltd., Class H	320,800	302,822
	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	58,281
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	74,000	187,085
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	3,900	15,682
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,000	33,928
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	4,600	82,563
#	Guangzhou R&F Properties Co. Ltd., Class H	434,400	271,741
	Guangzhou Restaurant Group Co. Ltd., Class A	4,900	17,390
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,600	54,555
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,840	227,495
	Guangzhou Wondfo Biotech Co. Ltd., Class A	7,315	39,643
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	13,365	16,135
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	17,300
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,100	32,022
*	Guodian Technology & Environment Group Corp. Ltd., Class H	226,000	15,784
	Guomai Technologies, Inc., Class A	11,900	10,652
*	Guorui Properties Ltd.	222,000	9,807
	Guosen Securities Co. Ltd., Class A	27,640	49,264
*	Guosheng Financial Holding, Inc., Class A	29,300	42,770
*Ω	Guotai Junan Securities Co. Ltd., Class H	66,200	90,378
	Guoyuan Securities Co. Ltd., Class A	37,310	43,225
*Ω	Haichang Ocean Park Holdings Ltd.	255,000	64,507
	Haier Smart Home Co. Ltd., Class A	36,800	156,370
	Haier Smart Home Co. Ltd., Class H	453,999	1,690,553
*	Hailiang Education Group, Inc., ADR	1,121	34,191
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	10,500	22,299
*	Hainan Meilan International Airport Co. Ltd., Class H	36,000	145,672
	Hainan Ruize New Building Material Co. Ltd., Class A	24,800	13,688

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Haitian International Holdings Ltd.	159,000	$463,404
	Haitong Securities Co. Ltd., Class H	723,600	643,730
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	150,000	20,632
	Hand Enterprise Solutions Co. Ltd., Class A	8,800	9,078
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	12,100	60,590
	Hangcha Group Co. Ltd., Class A	18,400	47,635
	Hangjin Technology Co. Ltd., Class A	12,400	65,926
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	17,294
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	47,100	30,041
	Hangzhou Century Co. Ltd., Class A	16,300	15,673
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	18,000	72,976
	Hangzhou Robam Appliances Co. Ltd., Class A	13,000	63,597
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	29,283
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	19,300	376,420
	Han’s Laser Technology Industry Group Co. Ltd., Class A	12,900	86,527
Ω	Hansoh Pharmaceutical Group Co. Ltd.	130,000	289,005
*Ω	Harbin Bank Co. Ltd., Class H	201,000	20,677
	Harbin Boshi Automation Co. Ltd., Class A	11,300	21,545
	Harbin Electric Co. Ltd., Class H	160,000	67,685
	HBIS Resources Co. Ltd., Class A	16,500	37,091
*	HC Group, Inc.	73,000	7,534
	Health & Happiness H&H International Holdings Ltd.	100,500	235,238
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	24,037
	Hebei Chengde Lolo Co., Class A	40,100	64,782
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	14,400	48,385
	Hefei Meiya Optoelectronic Technology, Inc., Class A	10,200	64,504
	Heilongjiang Agriculture Co. Ltd., Class A	19,100	41,073
#	Hello Group, Inc.	63,899	795,543
	Henan Lingrui Pharmaceutical Co., Class A	8,000	13,373
	Henan Pinggao Electric Co. Ltd., Class A	29,800	41,105
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	22,732
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	20,185
	Henderson Investment Ltd.	369,000	17,540
*	Hengdeli Holdings Ltd.	372,000	13,633
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,359	51,518
	Hengli Petrochemical Co. Ltd., Class A	44,200	152,417
	Hengtong Optic-electric Co. Ltd., Class A	41,400	98,452
	Hengyi Petrochemical Co. Ltd., Class A	56,134	96,069
	Hesteel Co. Ltd., Class A	100,275	38,532
	Hexing Electrical Co. Ltd., Class A	10,500	19,310
*	Hi Sun Technology China Ltd.	693,000	93,522
	Hisense Home Appliances Group Co. Ltd., Class H	71,000	76,260
	Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	49,343
*	Homeland Interactive Technology Ltd.	52,000	10,523
	Hongda Xingye Co. Ltd., Class A	35,600	30,187
	Hongfa Technology Co. Ltd., Class A	7,600	87,936
*	Honghua Group Ltd.	1,048,000	36,195
*	Hongli Zhihui Group Co. Ltd., Class A	10,900	19,230
*††Ω	Honworld Group Ltd.	22,500	6,658
Ω	Hope Education Group Co. Ltd.	356,000	63,492
	Hopefluent Group Holdings Ltd.	70,000	22,864
	Hopson Development Holdings Ltd.	204,600	555,195
	Huaan Securities Co. Ltd., Class A	67,080	53,592
	Huadong Medicine Co. Ltd., Class A	26,200	149,578
	Huafa Industrial Co. Ltd. Zhuhai, Class A	41,600	34,189
	Huafon Chemical Co. Ltd., Class A	51,500	95,812
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,308	31,298
*	Huafu Fashion Co. Ltd., Class A	29,500	20,410
	Huagong Tech Co. Ltd., Class A	13,600	61,281

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hualan Biological Engineering, Inc., Class A	18,900	$87,786
*	Huanxi Media Group Ltd.	200,000	38,084
	Huapont Life Sciences Co. Ltd., Class A	52,633	50,899
Ω	Huatai Securities Co. Ltd., Class H	203,600	302,776
	Huaxi Holdings Co. Ltd.	40,000	11,028
	Huaxi Securities Co. Ltd., Class A	35,340	49,946
	Huaxia Bank Co. Ltd., Class A	61,108	53,741
	Huayu Automotive Systems Co. Ltd., Class A	15,400	64,541
#	Huazhong In-Vehicle Holdings Co. Ltd.	80,000	39,042
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,600	38,887
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	1,900	16,587
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	39,280
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,900	170,245
#	Huijing Holdings Co. Ltd.	94,000	23,109
*	Huishang Bank Corp. Ltd., Class H	60,000	20,432
	Humanwell Healthcare Group Co. Ltd., Class A	23,200	76,181
	Hunan Aihua Group Co. Ltd., Class A	2,800	15,605
*	Hunan Gold Corp. Ltd., Class A	17,500	29,623
	Hunan Valin Steel Co. Ltd., Class A	49,700	41,478
	Hundsun Technologies, Inc., Class A	8,834	86,735
#*	HUYA, Inc., ADR	18,412	151,347
	Hytera Communications Corp. Ltd., Class A	32,700	28,831
*Ω	iDreamSky Technology Holdings Ltd.	169,600	120,321
	Iflytek Co. Ltd., Class A	11,350	100,295
	IKD Co. Ltd., Class A	5,600	11,990
Ω	IMAX China Holding, Inc.	28,200	41,239
#	Industrial & Commercial Bank of China Ltd., Class H	10,547,000	5,781,465
	Industrial Bank Co. Ltd., Class A	71,400	207,797
	Industrial Securities Co. Ltd., Class A	49,540	70,647
	Infore Environment Technology Group Co. Ltd., Class A	24,700	24,158
*	Inke Ltd.	160,000	32,463
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	54,153
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	33,177	222,425
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	81,396
*Ω	Innovent Biologics, Inc.	102,500	917,411
	Inspur Electronic Information Industry Co. Ltd., Class A	8,400	40,773
*	Inspur International Ltd.	202,000	87,140
*	Inspur Software Co. Ltd., Class A	8,100	15,309
*Ω	International Alliance Financial Leasing Co. Ltd.	108,000	33,845
#*	iQIYI, Inc., ADR	143,181	1,185,539
	IReader Technology Co. Ltd., Class A	3,300	9,763
*	IRICO Group New Energy Co. Ltd., Class H	3,700	11,109
	IVD Medical Holding Ltd.	28,000	10,527
	JA Solar Technology Co. Ltd., Class A	9,000	128,411
	Jafron Biomedical Co. Ltd., Class A	8,500	68,577
	Jason Furniture Hangzhou Co. Ltd., Class A	2,300	22,364
*	JD.com, Inc., ADR	32,484	2,542,848
*	JD.com, Inc., Class A	25,500	998,248
	Jiajiayue Group Co. Ltd., Class A	9,900	22,779
	Jiangling Motors Corp. Ltd., Class A	11,000	26,739
*	Jiangnan Group Ltd.	1,124,000	43,291
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	24,043
	Jiangsu Expressway Co. Ltd., Class H	320,000	303,433
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	109,307
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,575	109,963
	Jiangsu Hengrui Medicine Co. Ltd., Class A	32,568	250,187
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,640	41,952
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	12,613
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,600	104,630

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	16,300	$14,651
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	16,100	36,986
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	12,000	20,876
	Jiangsu Shagang Co. Ltd., Class A	11,400	11,062
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	4,500	16,644
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	162,470
	Jiangsu Yangnong Chemical Co. Ltd., Class A	6,800	125,030
	Jiangsu Yoke Technology Co. Ltd., Class A	4,100	48,826
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,792	109,011
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,000	24,196
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	64,400	38,530
	Jiangsu Zhongtian Technology Co. Ltd., Class A	45,100	71,274
	Jiangxi Copper Co. Ltd., Class H	276,000	481,984
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	17,387
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	23,582
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,100	17,640
*	Jiayin Group, Inc., ADR	1,974	7,501
	Jiayou International Logistics Co. Ltd., Class A	6,890	17,633
	Jiayuan International Group Ltd.	105,391	40,749
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	16,863	41,634
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	35,282
#	Jingrui Holdings Ltd.	189,000	53,064
	Jinke Properties Group Co. Ltd., Class A	32,400	22,484
	Jinyu Bio-Technology Co. Ltd., Class A	15,300	38,079
	Jinyuan EP Co. Ltd., Class A	18,600	31,486
	JiuGui Liquor Co. Ltd., Class A	2,000	66,926
	Jiuzhitang Co. Ltd., Class A	17,600	23,366
	JL Mag Rare-Earth Co. Ltd., Class A	5,440	33,280
	JNBY Design Ltd.	77,500	129,652
	Jointown Pharmaceutical Group Co. Ltd., Class A	37,900	80,371
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,500	82,697
	Joy City Property Ltd.	552,000	28,753
	Joyoung Co. Ltd., Class A	19,750	72,060
	JOYY, Inc., ADR	18,079	911,001
	JSTI Group, Class A	24,900	22,011
	Ju Teng International Holdings Ltd.	216,000	37,067
	Jutal Offshore Oil Services Ltd.	236,000	31,694
	JY Grandmark Holdings Ltd.	59,000	22,799
#	Kaisa Group Holdings Ltd.	1,131,428	173,816
	Kaiser China Cultural Co. Ltd., Class A	27,100	29,881
	Kaishan Group Co. Ltd., Class A	12,100	34,324
*Ω	Kangda International Environmental Co. Ltd.	68,000	7,186
#*	Kasen International Holdings Ltd.	131,000	12,022
	KingClean Electric Co. Ltd., Class A	3,080	12,020
*	Kingdee International Software Group Co. Ltd.	222,000	730,464
	Kingfa Sci & Tech Co. Ltd., Class A	28,100	51,542
	Kingsoft Corp. Ltd.	335,200	1,430,313
	Konfoong Materials International Co. Ltd., Class A	2,900	18,171
	Konka Group Co. Ltd., Class A	20,600	18,092
	KPC Pharmaceuticals, Inc., Class A	15,500	20,130
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	25,984
	Kunlun Tech Co. Ltd., Class A	20,700	60,225
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,200	19,466
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,600	10,026
	Kweichow Moutai Co. Ltd., Class A	8,600	2,454,085
	KWG Group Holdings Ltd.	537,000	468,110
	KWG Living Group Holdings Ltd.	268,500	180,872
	Lakala Payment Co. Ltd., Class A	24,200	91,130
	Lao Feng Xiang Co. Ltd., Class A	4,800	36,003

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Laobaixing Pharmacy Chain JSC, Class A	8,300	$56,653
*	Launch Tech Co. Ltd., Class H	20,500	7,856
	Lee & Man Chemical Co. Ltd.	66,000	81,661
	Lee & Man Paper Manufacturing Ltd.	168,000	126,270
	Lee’s Pharmaceutical Holdings Ltd.	56,000	26,275
Ω	Legend Holdings Corp., Class H	210,300	369,638
#	Lenovo Group Ltd.	3,236,000	3,514,192
	Lens Technology Co. Ltd., Class A	68,600	228,251
	Leo Group Co. Ltd., Class A	195,937	69,820
	Lepu Medical Technology Beijing Co. Ltd., Class A	24,500	81,585
*	LexinFintech Holdings Ltd., ADR	26,615	142,124
	Leyard Optoelectronic Co. Ltd., Class A	55,500	81,586
#*	Li Auto, Inc., ADR	22,254	726,148
	Li Ning Co. Ltd.	614,000	6,775,525
*	Lianhua Supermarket Holdings Co. Ltd., Class H	123,000	14,871
	Liaoning Cheng Da Co. Ltd., Class A	19,200	61,108
	Liaoning Port Co. Ltd., Class H	236,000	21,860
	Lier Chemical Co. Ltd., Class A	12,000	42,409
*	Lifetech Scientific Corp.	906,000	420,776
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	13,030
	Lingyi iTech Guangdong Co., Class A	58,400	60,858
	Lionco Pharmaceutical Group Co. Ltd., Class A	16,200	20,612
	LK Technology Holdings Ltd.	90,999	227,072
	Logan Group Co. Ltd.	556,000	556,946
	Loncin Motor Co. Ltd., Class A	22,800	15,577
	Long Yuan Construction Group Co. Ltd., Class A	42,900	48,173
Ω	Longfor Group Holdings Ltd.	379,000	1,833,571
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	32,262
	LONGi Green Energy Technology Co. Ltd., Class A	33,880	516,567
	Longshine Technology Group Co. Ltd., Class A	15,600	79,015
	Lonking Holdings Ltd.	620,000	180,942
	Luenmei Quantum Co. Ltd., Class A	27,100	34,992
*	Luoyang Glass Co. Ltd., Class H	72,000	105,179
	Luxi Chemical Group Co. Ltd., Class A	40,400	103,669
	Luxshare Precision Industry Co. Ltd., Class A	47,354	286,372
*Ω	Luye Pharma Group Ltd.	446,500	212,784
	Luzhou Laojiao Co. Ltd., Class A	10,400	371,000
*	LVGEM China Real Estate Investment Co. Ltd.	212,000	48,118
	Maccura Biotechnology Co. Ltd., Class A	9,800	42,634
	Mango Excellent Media Co. Ltd., Class A	14,905	91,427
*Ω	Maoyan Entertainment	102,600	123,921
*	Markor International Home Furnishings Co. Ltd., Class A	32,500	17,215
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	27,923
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	21,700	24,405
*Ω	Meitu, Inc.	847,500	184,951
*Ω	Meituan, Class B	204,100	6,945,239
	Metallurgical Corp. of China Ltd., Class H	618,000	171,415
	Microport Scientific Corp.	51,236	241,052
	Midea Group Co. Ltd., Class A	64,900	696,157
#Ω	Midea Real Estate Holding Ltd.	60,400	104,243
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	800	13,709
	Ming Yang Smart Energy Group Ltd., Class A	24,000	116,164
	Minmetals Land Ltd.	296,000	30,360
Ω	Minsheng Education Group Co. Ltd.	124,000	17,932
*	Misho Ecology & Landscape Co. Ltd., Class A	8,800	3,504
	MLS Co. Ltd., Class A	25,996	56,575
*	MOBI Development Co. Ltd.	145,000	6,889
	Modern Land China Co. Ltd.	252,000	12,308
#*	MOGU, Inc., ADR	10,901	11,228

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Montage Technology Co. Ltd., Class A	2,575	$26,240
*	Myhome Real Estate Development Group Co. Ltd., Class A	38,000	9,413
	MYS Group Co. Ltd., Class A	30,100	15,349
	NanJi E-Commerce Co. Ltd., Class A	47,354	52,954
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,000	61,758
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	17,290	100,125
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	42,983
	Nanjing Securities Co. Ltd., Class A	17,600	26,689
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	9,200	14,051
	NARI Technology Co. Ltd., Class A	37,120	226,021
	NAURA Technology Group Co. Ltd., Class A	1,000	58,003
*	NavInfo Co. Ltd., Class A	15,700	28,718
	NetDragon Websoft Holdings Ltd.	60,000	131,413
	NetEase, Inc., ADR	35,089	3,424,336
	NetEase, Inc.	72,700	1,410,212
	New China Life Insurance Co. Ltd., Class H	385,900	1,113,279
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	80,940	165,927
#*	Newborn Town, Inc.	146,000	82,175
	Newland Digital Technology Co. Ltd., Class A	13,900	32,740
	Nexteer Automotive Group Ltd.	123,000	151,805
	Ninestar Corp., Class A	20,300	116,350
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	29,856
	Ningbo Joyson Electronic Corp., Class A	12,900	35,814
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,800	48,023
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	34,425
	Ningbo Tuopu Group Co. Ltd., Class A	5,800	47,225
	Ningbo Zhoushan Port Co. Ltd., Class A	33,800	19,795
*	NIO, Inc., ADR	55,944	2,204,753
#*	Niu Technologies, Sponsored ADR	6,088	159,384
*	Noah Holdings Ltd., Sponsored ADR	1,135	48,249
	Norinco International Cooperation Ltd., Class A	18,700	21,938
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	42,683
	Northeast Securities Co. Ltd., Class A	28,700	38,639
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	25,712
#*	NVC International Holdings Ltd.	569,000	12,601
*	Oceanwide Holdings Co. Ltd., Class A	44,300	12,323
*	Offcn Education Technology Co. Ltd., Class A	5,600	9,109
	Offshore Oil Engineering Co. Ltd., Class A	89,959	65,370
	Olympic Circuit Technology Co. Ltd.	10,400	28,048
	Oppein Home Group, Inc., Class A	3,700	73,616
	Opple Lighting Co. Ltd., Class A	8,200	24,835
	ORG Technology Co. Ltd., Class A	78,900	82,534
*	Orient Group, Inc., Class A	53,900	24,582
#Ω	Orient Securities Co. Ltd., Class H	121,600	99,773
	Oriental Pearl Group Co. Ltd., Class A	21,500	25,960
*	Ourpalm Co. Ltd., Class A	86,800	52,743
	Ovctek China, Inc., Class A	7,560	80,485
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	11,879
	Pacific Online Ltd.	58,000	10,723
*	Pacific Securities Co. Ltd., Class A	76,500	37,275
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	42,822
	PAX Global Technology Ltd.	311,000	311,000
	PCI Technology Group Co. Ltd., Class A	52,500	62,227
	People’s Insurance Co. Group of China Ltd., Class H	1,108,000	345,611
	Perfect World Co. Ltd., Class A	9,600	26,031
	PharmaBlock Sciences Nanjing, Inc., Class A	1,560	37,088
Ω	Pharmaron Beijing Co. Ltd., Class H	31,900	690,220
*	Phoenix Media Investment Holdings Ltd.	112,000	8,518
	PICC Property & Casualty Co. Ltd., Class H	2,717,000	2,529,379

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Pinduoduo, Inc., ADR	15,805	$1,405,381
	Ping An Bank Co. Ltd., Class A	122,200	372,223
#*Ω	Ping An Healthcare & Technology Co. Ltd.	73,500	355,315
	Ping An Insurance Group Co. of China Ltd., Class H	936,000	6,704,315
*	Polaris Bay Group Co. Ltd., Class A	21,300	30,656
	Poly Developments & Holdings Group Co. Ltd., Class A	51,900	101,859
	Poly Property Group Co. Ltd.	491,000	121,122
#	Poly Property Services Co. Ltd., Class H	19,200	107,183
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,037,000	753,685
*	Pou Sheng International Holdings Ltd.	548,000	92,215
	Power Construction Corp. of China Ltd., Class A	34,500	44,392
	Powerlong Commercial Management Holdings Ltd.	42,500	95,135
	Powerlong Real Estate Holdings Ltd.	381,000	261,012
	Proya Cosmetics Co. Ltd., Class A	3,272	102,696
	Pujiang International Group Ltd.	28,000	12,728
	PW Medtech Group Ltd.	171,000	26,323
	Q Technology Group Co. Ltd.	127,000	185,409
*Ω	Qeeka Home Cayman, Inc.	43,000	7,247
	Qianhe Condiment & Food Co. Ltd., Class A	10,920	41,985
	Qingdao East Steel Tower Stock Co. Ltd., Class A	21,100	25,778
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	28,584
	Qingdao Gon Technology Co. Ltd., Class A	8,200	30,048
	Qingdao Hanhe Cable Co. Ltd., Class A	69,900	47,146
Ω	Qingdao Port International Co. Ltd., Class H	49,000	24,628
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	53,543
	Qingling Motors Co. Ltd., Class H	198,000	44,583
*	Qudian, Inc., Sponsored ADR	26,628	44,469
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	13,507
	Raisecom Technology Co. Ltd., Class A	8,200	7,756
	Realcan Pharmaceutical Group Co. Ltd., Class A	55,200	30,426
*	Realord Group Holdings Ltd.	98,000	152,570
*Ω	Red Star Macalline Group Corp. Ltd., Class H	71,800	40,278
#Ω	Redco Properties Group Ltd.	274,000	84,162
#	Redsun Properties Group Ltd.	348,000	100,358
	Renhe Pharmacy Co. Ltd., Class A	22,100	32,732
	Renrui Human Resources Technology Holdings Ltd.	27,200	30,621
	RiseSun Real Estate Development Co. Ltd., Class A	85,700	57,474
	Riyue Heavy Industry Co. Ltd., Class A	12,800	78,201
	Road King Infrastructure Ltd.	72,000	72,952
	Rongsheng Petrochemical Co. Ltd., Class A	64,400	173,449
	Ronshine China Holdings Ltd.	233,000	94,220
	Runjian Co. Ltd., Class A	4,700	22,597
*	RYB Education, Inc., ADR	2,700	7,074
	SAIC Motor Corp. Ltd., Class A	37,400	118,689
	Sanan Optoelectronics Co. Ltd., Class A	12,800	67,248
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	17,287
	Sangfor Technologies, Inc., Class A	1,200	37,958
	Sanquan Food Co. Ltd., Class A	10,400	31,560
	Sany Heavy Equipment International Holdings Co. Ltd.	316,000	359,582
	Sany Heavy Industry Co. Ltd., Class A	82,550	296,026
*	Saurer Intelligent Technology Co. Ltd., Class A	14,600	6,482
	Sealand Securities Co. Ltd., Class A	99,400	59,966
	Seazen Group Ltd.	342,000	270,549
	Seazen Holdings Co. Ltd., Class A	34,226	182,849
*	Secoo Holding Ltd., ADR	5,685	6,595
	S-Enjoy Service Group Co. Ltd.	43,000	83,676
	SF Holding Co. Ltd., Class A	7,700	77,644
	SG Micro Corp., Class A	1,200	60,750
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,800	24,680

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	$64,540
#	Shandong Chenming Paper Holdings Ltd., Class H	114,000	54,833
#Ω	Shandong Gold Mining Co. Ltd., Class H	164,500	297,410
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	66,774
	Shandong Hi-speed Co. Ltd., Class A	19,400	16,260
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,170	132,141
	Shandong Humon Smelting Co. Ltd., Class A	17,900	32,099
	Shandong Linglong Tyre Co. Ltd., Class A	8,500	46,989
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	69,200	35,154
	Shandong Nanshan Aluminum Co. Ltd., Class A	61,600	41,639
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	17,970
	Shandong Publishing & Media Co. Ltd., Class A	13,900	13,294
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	43,952
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	556,000	947,052
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	15,653
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	109,100	34,301
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	7,860	78,117
	Shanghai Baosight Software Co. Ltd., Class A	13,260	145,336
	Shanghai Belling Co. Ltd., Class A	9,900	46,807
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	16,661
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	9,570	24,875
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	62,000	169,814
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	82,000	40,189
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	2,000	11,940
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	29,273
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	2,800	20,956
	Shanghai Industrial Development Co. Ltd., Class A	26,600	16,133
	Shanghai Industrial Holdings Ltd.	118,000	176,079
	Shanghai Industrial Urban Development Group Ltd.	364,600	31,387
*	Shanghai International Airport Co. Ltd., Class A	4,600	38,038
	Shanghai International Port Group Co. Ltd., Class A	37,700	33,311
	Shanghai Jahwa United Co. Ltd., Class A	9,800	73,311
	Shanghai Jin Jiang Capital Co. Ltd., Class H	188,000	42,611
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	23,741
	Shanghai Lingang Holdings Corp. Ltd., Class A	4,680	10,739
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	33,233
	Shanghai M&G Stationery, Inc., Class A	8,200	81,276
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	48,268
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	241,800	442,549
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	20,413
	Shanghai Pudong Development Bank Co. Ltd., Class A	79,600	111,176
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	6,440	179,047
	Shanghai RAAS Blood Products Co. Ltd., Class A	42,700	44,008
	Shanghai Shimao Co. Ltd., Class A	53,201	26,278
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	21,005
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	20,836
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	37,063
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	18,600	37,499
	Shanghai Wanye Enterprises Co. Ltd., Class A	6,600	31,935
	Shanghai Weaver Network Co. Ltd., Class A	2,160	21,706
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	25,300	38,844
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,000	18,229
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	51,511
	Shanxi Coking Co. Ltd., Class A	28,340	30,414
	Shanxi Securities Co. Ltd., Class A	47,230	46,187
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	38,500	46,417
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	6,440	303,378
	Shanying International Holding Co. Ltd., Class A	48,000	24,309
	Shede Spirits Co. Ltd., Class A	5,100	146,667

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sheng Ye Capital Ltd.	40,000	$44,167
*	Shengda Resources Co. Ltd., Class A	21,100	38,133
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	53,033
	Shengyi Technology Co. Ltd., Class A	25,500	88,653
	Shennan Circuits Co. Ltd., Class A	2,200	30,579
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	372,000	93,975
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	25,822
*	Shenzhen Airport Co. Ltd., Class A	45,500	53,806
	Shenzhen Aisidi Co. Ltd., Class A	15,700	26,297
	Shenzhen Anche Technologies Co. Ltd., Class A	2,700	8,040
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	28,900	11,468
	Shenzhen Capchem Technology Co. Ltd., Class A	4,100	91,928
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	21,130
	Shenzhen Comix Group Co. Ltd., Class A	12,300	12,736
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	19,024
	Shenzhen Desay Battery Technology Co., Class A	6,380	42,153
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	23,005
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	36,537
	Shenzhen Expressway Co. Ltd., Class H	172,000	162,106
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	51,481
	Shenzhen FRD Science & Technology Co. Ltd.	2,600	7,714
	Shenzhen Gas Corp. Ltd., Class A	37,900	53,723
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	13,784
	Shenzhen Goodix Technology Co. Ltd., Class A	3,300	52,797
*	Shenzhen Grandland Group Co. Ltd., Class A	41,000	14,473
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	55,246
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	27,838
	Shenzhen Inovance Technology Co. Ltd., Class A	11,250	114,624
	Shenzhen International Holdings Ltd.	485,454	584,446
	Shenzhen Investment Ltd.	899,174	220,550
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	13,427
	Shenzhen Kaifa Technology Co. Ltd., Class A	19,300	44,638
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,200	57,216
	Shenzhen Kinwong Electronic Co. Ltd., Class A	12,200	49,272
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	10,324
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	19,161
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	773,488
*	Shenzhen MTC Co. Ltd., Class A	40,800	31,342
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	66,300	32,118
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	60,590
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	10,300	46,471
	Shenzhen SC New Energy Technology Corp., Class A	7,445	132,643
*	Shenzhen SDG Information Co. Ltd., Class A	26,700	25,022
	Shenzhen Sinovatio Technology Co. Ltd., Class A	1,760	8,193
	Shenzhen Sunline Tech Co. Ltd., Class A	14,400	28,293
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	56,250
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	25,858
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	73,283
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	26,535
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	32,472
	Shenzhen World Union Group, Inc., Class A	32,800	19,226
	Shenzhen Yinghe Technology Co. Ltd., Class A	4,700	22,971
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	20,999
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,700	75,247
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	17,749
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	52,300	40,466
	Shenzhou International Group Holdings Ltd.	100,800	2,171,655
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	22,506
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	28,557	71,733

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shimao Group Holdings Ltd.	346,500	$543,548
	Shinva Medical Instrument Co. Ltd., Class A	9,200	31,322
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	27,513
	Shui On Land Ltd.	933,500	138,282
	Sichuan Chuantou Energy Co. Ltd., Class A	24,300	49,700
*	Sichuan Development Lomon Co. Ltd., Class A	14,600	41,231
	Sichuan Expressway Co. Ltd., Class H	152,000	35,183
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	94,100	52,332
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	6,400	19,170
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,800	54,766
*	Sichuan Languang Development Co. Ltd., Class A	22,100	5,975
	Sichuan Swellfun Co. Ltd., Class A	8,100	159,822
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	18,747
	Sieyuan Electric Co. Ltd., Class A	11,400	73,915
*	SIM Technology Group Ltd.	262,000	13,853
	Sino Biopharmaceutical Ltd.	3,014,000	2,222,476
	Sino Wealth Electronic Ltd., Class A	4,290	41,121
	Sinocare, Inc., Class A	3,700	13,568
	Sinochem International Corp., Class A	21,000	29,796
	Sinofert Holdings Ltd.	474,000	74,119
	Sinolink Securities Co. Ltd., Class A	13,900	23,293
*	Sinolink Worldwide Holdings Ltd.	604,800	19,461
	Sinoma International Engineering Co., Class A	27,200	44,190
	Sinoma Science & Technology Co. Ltd., Class A	29,300	173,114
	Sinomach Automobile Co. Ltd., Class A	29,500	29,183
	Sino-Ocean Group Holding Ltd.	836,000	181,692
	Sinopec Engineering Group Co. Ltd., Class H	411,500	216,891
	Sinopec Kantons Holdings Ltd.	216,000	82,241
*	Sinopec Oilfield Service Corp., Class H	1,464,000	140,727
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	418,000	97,534
	Sinopharm Group Co. Ltd., Class H	614,400	1,458,901
	Sino-Platinum Metals Co. Ltd., Class A	8,060	28,769
#	Sinosoft Technology Group Ltd.	151,000	19,802
	Sinotrans Ltd., Class H	734,000	241,282
	Sinotruk Hong Kong Ltd.	178,000	245,689
	Skshu Paint Co. Ltd., Class A	1,540	26,851
	Skyfame Realty Holdings Ltd.	544,000	64,196
	Skyworth Digital Co. Ltd., Class A	13,300	15,052
*	Skyworth Group Ltd.	372,336	207,433
*	Sohu.com Ltd., ADR	606	12,278
*	Solargiga Energy Holdings Ltd.	489,000	31,421
	Songcheng Performance Development Co. Ltd., Class A	8,100	17,729
	SooChow Securities Co. Ltd., Class A	44,800	59,332
*	Sou Yu Te Group Co. Ltd., Class A	113,700	26,108
#*	So-Young International, Inc.	2,663	10,519
*	Sparkle Roll Group Ltd.	416,000	9,596
*	SPT Energy Group, Inc.	156,000	6,170
	SSY Group Ltd.	354,000	168,163
	Sun King Technology Group Ltd.	240,000	136,108
	Sunac China Holdings Ltd.	1,008,000	2,155,633
*	Suncity Group Holdings Ltd.	290,000	10,942
	Sun-Create Electronics Co. Ltd., Class A	1,600	11,025
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	32,377
	Sunfly Intelligent Technology Co. Ltd., Class A	11,000	20,836
	Sungrow Power Supply Co. Ltd., Class A	9,100	233,902
*	Suning Universal Co. Ltd., Class A	52,000	38,967
*	Suning.com Co. Ltd., Class A	56,400	39,387
	Sunny Optical Technology Group Co. Ltd.	123,500	3,313,930
	Sunresin New Materials Co. Ltd., Class A	3,500	42,863

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sunward Intelligent Equipment Co. Ltd., Class A	18,100	$22,881
	Sunwoda Electronic Co. Ltd., Class A	13,100	100,907
	Suofeiya Home Collection Co. Ltd., Class A	12,600	33,226
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	32,335
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	24,500	13,887
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	83,975
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	42,200	39,365
	Suzhou Maxwell Technologies Co. Ltd., Class A	300	35,945
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	14,203
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	17,894
#	Symphony Holdings Ltd.	330,000	39,459
	Taiji Computer Corp. Ltd., Class A	10,439	45,543
	Tangrenshen Group Co. Ltd., Class A	16,600	16,289
	TangShan Port Group Co. Ltd., Class A	109,000	45,472
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	37,750	54,467
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	21,604
	TCL Electronics Holdings Ltd.	221,000	119,825
	Ten Pao Group Holdings Ltd.	140,000	34,665
	Tencent Holdings Ltd.	603,300	36,698,614
*	Tencent Music Entertainment Group, ADR	235,257	1,849,120
	Tenfu Cayman Holdings Co. Ltd.	46,000	33,134
	Three Squirrels, Inc., Class A	1,600	10,615
	Thunder Software Technology Co. Ltd., Class A	3,800	80,837
	Tian An China Investment Co. Ltd.	112,000	64,776
*Ω	Tian Ge Interactive Holdings Ltd.	182,000	20,861
*	Tian Shan Development Holding Ltd.	76,000	16,528
#	Tiangong International Co. Ltd.	284,000	170,858
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	53,076
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	38,000	18,780
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	67,200	42,859
	Tianjin Development Holdings Ltd.	60,000	13,320
	Tianjin Guangyu Development Co. Ltd., Class A	35,400	92,610
	Tianjin Port Development Holdings Ltd.	304,000	25,385
	Tianjin Teda Co. Ltd., Class A	32,700	20,209
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	8,300	34,734
	Tianli Education International Holdings Ltd.	168,000	34,929
#	Tianneng Power International Ltd.	184,000	210,108
	Tianshui Huatian Technology Co. Ltd., Class A	42,600	85,636
*	Tianyun International Holdings Ltd.	50,000	9,191
	Tibet Summit Resources Co. Ltd., Class A	15,200	72,520
	Tibet Tianlu Co. Ltd., Class A	19,000	18,858
*	Tibet Water Resources Ltd.	29,000	1,869
	Times China Holdings Ltd.	138,000	93,903
	Tingyi Cayman Islands Holding Corp.	320,000	597,275
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	120,143
	TK Group Holdings Ltd.	30,000	11,358
	Toly Bread Co. Ltd., Class A	10,220	50,183
	Tomson Group Ltd.	140,000	34,109
	Tong Ren Tang Technologies Co. Ltd., Class H	94,000	66,700
*	Tongcheng-Elong Holdings Ltd.	306,800	683,750
*	Tongda Group Holdings Ltd.	1,470,000	47,167
*	Tongdao Liepin Group	30,600	43,734
*	Tongding Interconnection Information Co. Ltd., Class A	33,700	20,687
	TongFu Microelectronics Co. Ltd., Class A	20,000	62,595
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	34,200	65,063
	Tongkun Group Co. Ltd., Class A	47,000	146,652
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	52,239
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,700	89,110
	Tongwei Co. Ltd., Class A	10,400	92,860

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	$24,968
*	Topchoice Medical Corp., Class A	2,300	85,575
	Topsec Technologies Group, Inc., Class A	16,700	48,105
Ω	Topsports International Holdings Ltd.	716,000	869,832
	Towngas China Co. Ltd.	346,643	237,976
	Transfar Zhilian Co. Ltd., Class A	73,300	93,815
	TravelSky Technology Ltd., Class H	216,000	403,586
*	Trigiant Group Ltd.	272,000	22,699
*	Trip.com Group Ltd., ADR	88,312	2,522,191
*	Trip.com Group Ltd.	4,650	133,670
	TRS Information Technology Corp. Ltd., Class A	14,400	19,523
	Truly International Holdings Ltd.	488,000	159,101
	Tsingtao Brewery Co. Ltd., Class H	132,000	1,148,639
*	TuanChe Ltd., ADR	2,543	6,027
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	42,000	13,005
*	Tuniu Corp., Sponsored ADR	11,396	15,157
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	17,100	10,352
	UE Furniture Co. Ltd., Class A	9,400	14,918
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,100	129,795
	Unilumin Group Co. Ltd., Class A	14,600	18,691
	Uni-President China Holdings Ltd.	193,000	164,492
	Unisplendour Corp. Ltd., Class A	12,760	55,288
	United Energy Group Ltd.	3,310,000	292,789
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	48,398
	Valiant Co. Ltd., Class A	20,200	64,986
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	25,811
	Vatti Corp. Ltd., Class A	13,600	12,525
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	62,932
*	Viomi Technology Co. Ltd., ADR	1,535	6,769
*	Vipshop Holdings Ltd., ADR	185,250	2,067,390
Ω	Virscend Education Co. Ltd.	296,000	19,859
	Walvax Biotechnology Co. Ltd., Class A	7,300	63,061
*	Wanda Film Holding Co. Ltd., Class A	6,400	14,018
	Wangfujing Group Co. Ltd., Class A	14,600	70,297
	Wangneng Environment Co. Ltd., Class A	8,600	21,703
	Wangsu Science & Technology Co. Ltd., Class A	71,000	60,764
	Want Want China Holdings Ltd.	851,000	659,989
	Wanxiang Qianchao Co. Ltd., Class A	55,900	52,289
	Wasion Holdings Ltd.	134,000	45,913
#*	Weibo Corp., Sponsored ADR	28,791	1,295,019
	Weichai Power Co. Ltd., Class H	633,000	1,133,049
	Weifu High-Technology Group Co. Ltd., Class A	6,500	19,718
	Weihai Guangwei Composites Co. Ltd., Class A	14,500	153,961
	Weiqiao Textile Co., Class H	88,000	32,887
	Western Securities Co. Ltd., Class A	45,100	54,023
	Western Superconducting Technologies Co. Ltd., Class A	2,261	27,488
	Wharf Holdings Ltd.	177,000	615,388
	Will Semiconductor Co. Ltd.Shanghai, Class A	6,139	255,060
	Wingtech Technology Co. Ltd., Class A	2,700	46,340
	Winning Health Technology Group Co. Ltd., Class A	23,300	46,036
	Wisdom Education International Holdings Co. Ltd.	132,000	22,611
	Wolong Electric Group Co. Ltd., Class A	24,000	55,493
	Wuchan Zhongda Group Co. Ltd., Class A	58,800	57,710
	Wuhan Department Store Group Co. Ltd., Class A	18,700	29,538
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	15,802
	Wuhan Guide Infrared Co. Ltd., Class A	13,300	45,177
	Wuhan Jingce Electronic Group Co. Ltd., Class A	2,300	18,730
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	20,355
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	3,375	32,143

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	47,400	$176,485
	Wuhu Token Science Co. Ltd., Class A	37,700	60,504
	Wuliangye Yibin Co. Ltd., Class A	25,012	845,191
	Wuling Motors Holdings Ltd.	140,000	29,353
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	52,659
#Ω	WuXi AppTec Co. Ltd., Class H	22,000	469,726
*Ω	Wuxi Biologics Cayman, Inc.	60,500	916,391
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,580	32,873
	Wuxi Taiji Industry Co. Ltd., Class A	38,600	48,278
	XCMG Construction Machinery Co. Ltd., Class A	80,900	77,413
#*	XD, Inc.	25,000	141,517
	XGD, Inc., Class A	12,100	17,930
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	72,500	52,827
	Xiamen C & D, Inc., Class A	54,200	67,795
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	10,483	17,812
	Xiamen Faratronic Co. Ltd., Class A	4,400	132,939
	Xiamen International Airport Co. Ltd., Class A	8,200	20,448
	Xiamen International Port Co. Ltd., Class H	152,000	16,919
	Xiamen Intretech, Inc., Class A	9,990	48,119
	Xiamen ITG Group Corp. Ltd., Class A	36,900	39,889
	Xiamen Kingdomway Group Co., Class A	13,000	61,728
	Xiamen Meiya Pico Information Co. Ltd., Class A	17,800	42,798
	Xiamen Tungsten Co. Ltd., Class A	26,000	92,199
	Xiamen Xiangyu Co. Ltd., Class A	39,506	47,817
	Xi’an Triangle Defense Co. Ltd., Class A	2,400	18,615
*Ω	Xiaomi Corp., Class B	1,292,800	3,533,939
	Xilinmen Furniture Co. Ltd., Class A	8,000	32,936
*	Xinchen China Power Holdings Ltd.	83,000	11,534
	Xinfengming Group Co. Ltd., Class A	3,400	7,800
	Xingfa Aluminium Holdings Ltd.	41,000	49,992
	Xinhu Zhongbao Co. Ltd., Class A	112,500	50,627
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	104,000	76,032
	Xinhuanet Co. Ltd., Class A	8,200	22,671
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	204,756	457,895
	Xinte Energy Co. Ltd., Class H	41,600	133,052
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	20,400	57,973
	Xinyi Energy Holdings Ltd.	440,000	259,441
	Xinyuan Real Estate Co. Ltd., ADR	15,700	18,055
	Xtep International Holdings Ltd.	186,943	244,483
	Xuji Electric Co. Ltd., Class A	26,200	81,131
#*	Xunlei Ltd., ADR	19,606	57,250
Ω	Yadea Group Holdings Ltd.	398,000	683,832
	Yango Group Co. Ltd., Class A	57,700	29,008
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	32,000	53,890
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,000	39,800
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	33,534
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	22,325
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	64,155
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	25,100	165,376
	YanTai Shuangta Food Co. Ltd., Class A	9,300	13,264
*	Yashili International Holdings Ltd.	88,000	6,456
	Yealink Network Technology Corp. Ltd., Class A	7,123	84,120
	Yeebo International Holdings Ltd.	42,000	12,758
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	57,600	26,930
	Yifan Pharmaceutical Co. Ltd., Class A	16,600	42,519
	Yifeng Pharmacy Chain Co. Ltd., Class A	11,220	83,739
#	Yihai International Holding Ltd.	124,000	726,344
	Yijiahe Technology Co. Ltd., Class A	2,520	21,991

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yincheng International Holding Co. Ltd.	48,000	$16,965
	Yintai Gold Co. Ltd., Class A	63,100	86,655
*	Yiren Digital Ltd., Sponsored ADR	20,600	64,684
*Ω	Yixin Group Ltd.	278,000	51,950
	Yixintang Pharmaceutical Group Co. Ltd., Class A	9,700	48,145
	Yonghui Superstores Co. Ltd., Class A	92,500	56,877
	Yonyou Network Technology Co. Ltd., Class A	12,800	63,534
	Youngor Group Co. Ltd., Class A	66,900	67,174
*	Youzu Interactive Co. Ltd., Class A	6,100	12,636
*	Yuan Heng Gas Holdings Ltd.	404,000	26,371
	Yuexiu Property Co. Ltd.	418,800	367,995
	Yuexiu Transport Infrastructure Ltd.	220,000	140,924
	Yunda Holding Co. Ltd., Class A	37,580	109,636
*	Yunnan Aluminium Co. Ltd., Class A	23,000	42,817
	Yunnan Baiyao Group Co. Ltd., Class A	5,200	72,796
	Yunnan Copper Co. Ltd., Class A	32,400	67,264
	Yunnan Energy New Material Co. Ltd., Class A	5,900	269,075
*	Yunnan Tin Co. Ltd., Class A	22,800	58,381
	Yunnan Water Investment Co. Ltd., Class H	63,000	8,165
	Yusys Technologies Co. Ltd., Class A	7,040	20,328
	Yutong Bus Co. Ltd., Class A	28,600	50,666
	Yuzhou Group Holdings Co. Ltd.	872,463	95,119
*	Zai Lab Ltd.	6,500	674,317
	ZBOM Home Collection Co. Ltd., Class A	4,004	12,370
*	Zepp Health Corp., ADR	8,981	73,734
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,829	246,151
#	Zhaojin Mining Industry Co. Ltd., Class H	272,500	194,008
	Zhefu Holding Group Co. Ltd., Class A	87,300	97,537
*	Zhejiang Century Huatong Group Co. Ltd., Class A	143,820	166,727
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	229,282
	Zhejiang Communications Technology Co. Ltd.	25,700	20,858
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	18,467
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,900	34,207
	Zhejiang Dahua Technology Co. Ltd., Class A	31,302	106,631
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,100	75,698
	Zhejiang Expressway Co. Ltd., Class H	334,000	296,309
	Zhejiang Hailiang Co. Ltd., Class A	26,100	42,951
	Zhejiang HangKe Technology, Inc. Co., Class A	1,589	25,726
	Zhejiang Hangmin Co. Ltd., Class A	16,190	13,747
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	20,050
	Zhejiang Huace Film & Television Co. Ltd., Class A	38,900	34,307
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	25,100	72,143
	Zhejiang Huayou Cobalt Co. Ltd., Class A	3,400	58,969
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	72,910
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	15,860
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	75,322
*	Zhejiang Jingu Co. Ltd., Class A	22,000	24,276
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,560	32,195
*	Zhejiang Jinke Tom Culture Industry Co Ltd, Class A	87,900	60,763
	Zhejiang Juhua Co. Ltd., Class A	51,000	123,855
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	115,299
	Zhejiang Medicine Co. Ltd., Class A	8,216	20,483
	Zhejiang Meida Industrial Co. Ltd., Class A	10,600	27,143
	Zhejiang Narada Power Source Co. Ltd., Class A	22,300	39,361
	Zhejiang NHU Co. Ltd., Class A	21,040	89,175
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	38,811
	Zhejiang Runtu Co. Ltd., Class A	23,800	32,883
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	16,300	60,416
	Zhejiang Satellite Petrochemical Co. Ltd., Class A	31,500	191,939

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Semir Garment Co. Ltd., Class A	26,300	$30,883
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	31,229
	Zhejiang Supor Co. Ltd., Class A	2,100	17,382
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	17,068
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	20,967
	Zhejiang Wanliyang Co. Ltd., Class A	15,300	32,324
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	3,600	15,438
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	36,809
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	67,807
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	26,572
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,000	56,224
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	20,362
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	27,286
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	24,604
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	64,817
#	Zhenro Properties Group Ltd.	477,000	226,713
*	Zheshang Securities Co. Ltd., Class A	20,000	38,488
*	Zhong An Group Ltd.	859,000	34,262
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	227,400	827,158
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	20,133
	Zhongji Innolight Co. Ltd., Class A	9,600	49,648
	Zhongjin Gold Corp. Ltd., Class A	29,400	38,110
	Zhongliang Holdings Group Co. Ltd.	40,000	18,539
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	36,800	39,110
	Zhongsheng Group Holdings Ltd.	172,000	1,550,812
*	Zhongtian Financial Group Co. Ltd., Class A	100,000	39,248
	Zhongyu Gas Holdings Ltd.	169,000	161,955
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	17,380
	Zhuguang Holdings Group Co. Ltd.	486,000	106,732
*	Zhuzhou CRRC Times Electric Co., Class H	148,100	707,698
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	6,000	77,947
	Zhuzhou Kibing Group Co. Ltd., Class A	34,400	85,373
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	75,600	132,763
*	ZJBC Information Technology Co. Ltd., Class A	10,460	5,135
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	440,200	317,068
	ZTE Corp., Class H	162,800	488,699
	ZTO Express Cayman, Inc., ADR	26,052	764,105
	ZTO Express Cayman, Inc.	1,250	37,078

TOTAL CHINA			332,272,430

COLOMBIA — (0.1%)
	Banco de Bogota SA	2,631	53,029
	Bancolombia SA, Sponsored ADR	4,539	163,086
	Bancolombia SA	16,045	143,503
	Celsia SA ESP	70,388	80,075
	Grupo Aval Acciones y Valores SA, ADR	3,200	19,296
	Grupo de Inversiones Suramericana SA	36,521	212,876
	Grupo Energia Bogota SA ESP	143,003	103,292
	Interconexion Electrica SA ESP	43,920	263,702
	Mineros SA	33,064	35,341

TOTAL COLOMBIA			1,074,200

CZECH REPUBLIC — (0.0%)
*	Komercni banka AS	9,951	385,981
	O2 Czech Republic AS	5,693	65,370

TOTAL CZECH REPUBLIC			451,351

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
EGYPT — (0.0%)
*	Commercial International Bank Egypt SAE, GDR	101,496	$314,639

GREECE — (0.3%)
*	Alpha Services & Holdings SA	127,135	162,079
	Athens Water Supply & Sewage Co. SA	8,519	74,573
	Autohellas Tourist & Trading SA	5,765	53,158
	Bank of Greece	3,592	70,204
*	Ellaktor SA	12,618	20,090
*	Eurobank Ergasias Services & Holdings SA, Class A	261,276	274,423
*	Fourlis Holdings SA	15,510	68,944
*	GEK Terna Holding Real Estate Construction SA	9,800	109,871
	Hellenic Petroleum SA	13,683	94,339
	Hellenic Telecommunications Organization SA	11,984	212,762
	Holding Co. ADMIE IPTO SA	22,438	66,231
*	Intracom Holdings SA	12,803	29,636
	JUMBO SA	11,018	163,995
*	LAMDA Development SA	11,105	91,526
*	Motor Oil Hellas Corinth Refineries SA	22,274	378,080
	OPAP SA	27,436	428,476
*	Piraeus Financial Holdings SA	2,213	3,782
	Piraeus Port Authority SA	1,629	34,296
	Quest Holdings SA	2,849	57,124
	Sarantis SA	7,529	76,010
	Terna Energy SA	15,693	212,186

TOTAL GREECE			2,681,785

HONG KONG — (0.1%)
	AKM Industrial Co. Ltd.	100,000	14,113
	BYD Electronic International Co. Ltd.	189,500	562,552
*	MMG Ltd.	1,068,000	493,311
	Texhong Textile Group Ltd.	59,000	88,036

TOTAL HONG KONG			1,158,012

HUNGARY — (0.2%)
	4iG Nyrt	5,746	16,711
	Magyar Telekom Telecommunications PLC	133,563	183,871
*	Opus Global Nyrt	12,230	9,300
*	OTP Bank Nyrt	16,978	1,020,164
	Richter Gedeon Nyrt	18,400	515,647

TOTAL HUNGARY			1,745,693

INDIA — (13.3%)
	3i Infotech Ltd.	27,570	14,525
	Aarti Drugs Ltd.	11,200	87,621
	Aarti Industries Ltd.	12,956	167,886
	ABB India Ltd	5,794	162,368
	ABB Power Products & Systems India Ltd.	362	10,665
	Abbott India Ltd.	126	33,658
	Action Construction Equipment Ltd.	7,404	23,284
*	Adani Green Energy Ltd.	38,568	594,074
	Adani Ports & Special Economic Zone Ltd.	52,616	489,470
	ADF Foods Ltd.	2,521	28,300
*	Aditya Birla Capital Ltd.	119,888	154,941
	Advanced Enzyme Technologies Ltd.	8,593	43,394
	Aegis Logistics Ltd.	32,543	92,113
*	AGC Networks Ltd.	1,488	19,088
	Agro Tech Foods Ltd.	1,250	16,420
*	Ahluwalia Contracts India Ltd.	5,052	25,404

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	AIA Engineering Ltd.	6,002	$154,437
	Ajanta Pharma Ltd.	7,222	201,968
	Akzo Nobel India Ltd.	3,120	87,704
	Alembic Ltd.	14,547	20,246
	Alembic Pharmaceuticals Ltd.	14,406	149,934
	Alkem Laboratories Ltd.	6,875	330,605
	Alkyl Amines Chemicals.	2,453	118,260
	Allcargo Logistics Ltd.	12,569	45,292
	Amara Raja Batteries Ltd.	17,293	157,801
*	Amber Enterprises India Ltd.	1,804	79,377
	Anant Raj Ltd.	23,144	19,037
	Andhra Sugars Ltd.	4,800	41,020
	Apar Industries Ltd.	5,061	46,046
	Apcotex Industries Ltd.	1,239	6,526
*	APL Apollo Tubes Ltd.	21,894	235,173
	Apollo Hospitals Enterprise Ltd.	16,301	934,906
	Aptech Ltd.	3,134	14,355
*	Arvind Fashions Ltd.	10,415	41,785
	Ashiana Housing Ltd.	3,766	9,097
	Ashok Leyland Ltd.	266,160	509,063
*	Ashoka Buildcon Ltd.	41,864	59,063
	Asian Paints Ltd.	65,089	2,704,378
	Astec Lifesciences Ltd.	606	10,204
*Ω	Aster DM Healthcare Ltd.	27,792	69,310
	Astra Microwave Products Ltd.	13,392	40,183
	Astral Ltd.	8,642	252,565
	AstraZeneca Pharma India Ltd.	1,043	41,871
	Atul Ltd.	3,488	425,719
*Ω	AU Small Finance Bank Ltd.	11,796	192,899
	Aurobindo Pharma Ltd.	69,056	639,534
	Avanti Feeds Ltd.	12,745	94,451
*Ω	Avenue Supermarts Ltd.	8,534	527,791
*	Axis Bank Ltd.	11,941	119,305
	Bajaj Auto Ltd.	7,623	378,769
	Bajaj Consumer Care Ltd.	30,884	95,839
*	Bajaj Electricals Ltd.	4,900	72,410
	Bajaj Finance Ltd.	11,964	1,189,462
	Bajaj Finserv Ltd.	3,370	806,305
*	Bajaj Hindusthan Sugar Ltd.	143,434	26,053
	Bajaj Holdings & Investment Ltd.	4,733	304,468
	Balaji Amines Ltd.	3,039	140,790
	Balkrishna Industries Ltd.	12,143	399,505
	Balmer Lawrie & Co. Ltd.	17,962	30,319
	Balrampur Chini Mills Ltd.	16,681	73,254
	Banco Products India Ltd.	4,410	10,835
Ω	Bandhan Bank Ltd.	51,010	199,169
*	Bank of Baroda	154,732	202,376
*	Bank of India	58,291	46,840
*	Bank of Maharashtra	198,188	55,247
	Bannari Amman Sugars Ltd.	177	5,355
	BASF India Ltd.	4,795	208,727
	Bata India Ltd.	9,736	258,475
	Bayer CropScience Ltd.	2,348	156,523
	BEML Ltd.	6,603	141,942
	Berger Paints India Ltd.	67,217	667,050
*	BF Utilities Ltd.	1,876	10,225
	Bhansali Engineering Polymers Ltd.	16,497	39,327
	Bharat Bijlee Ltd.	943	18,852
	Bharat Electronics Ltd.	354,361	984,663

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Bharat Heavy Electricals Ltd.	197,734	$180,508
	Bharat Petroleum Corp. Ltd.	134,468	754,639
	Bharat Rasayan Ltd.	145	19,805
*	Bharti Airtel Ltd.	130,934	1,201,891
	Bharti Airtel Ltd.	9,158	34,746
	Birlasoft Ltd.	54,014	295,177
	Bliss Gvs Pharma Ltd.	4,620	6,856
	Blue Dart Express Ltd.	920	81,988
	Blue Star Ltd.	6,322	81,414
	Bodal Chemicals Ltd.	17,752	29,172
	Bombay Burmah Trading Co.	1,222	17,624
	Bosch Ltd.	933	211,885
	Brigade Enterprises Ltd.	19,977	125,541
	Britannia Industries Ltd.	12,550	616,418
	Cadila Healthcare Ltd.	73,582	496,094
*	Camlin Fine Sciences Ltd.	10,404	23,124
	Can Fin Homes Ltd.	13,775	115,578
*	Canara Bank	85,487	245,323
*	Capacit’e Infraprojects Ltd.	4,149	9,212
	Caplin Point Laboratories Ltd.	5,678	62,100
	Carborundum Universal Ltd.	21,309	239,537
	Castrol India Ltd.	133,835	248,949
	CCL Products India Ltd.	17,674	90,712
	Ceat Ltd.	2,974	49,949
	Central Depository Services India Ltd.	11,342	205,015
	Century Enka Ltd.	1,684	9,995
	Century Plyboards India Ltd.	20,278	146,668
	Century Textiles & Industries Ltd.	12,179	127,798
	Cera Sanitaryware Ltd.	1,024	70,699
	Chambal Fertilizers & Chemicals Ltd.	41,246	204,673
*	Chennai Petroleum Corp. Ltd.	9,060	14,832
	Cholam&alam Investment & Finance Co. Ltd.	92,543	773,443
	Cholamandalam Financial Holdings Ltd.	22,284	208,721
	Cigniti Technologies Ltd.	2,674	21,196
	Cipla Ltd.	56,072	682,489
	City Union Bank Ltd.	55,299	125,885
	Clariant Chemicals India Ltd.	4,039	29,717
Ω	Cochin Shipyard Ltd.	9,822	45,977
	Coforge Ltd.	8,401	546,180
	Colgate-Palmolive India Ltd.	32,280	664,332
	Container Corp. Of India Ltd.	25,859	227,581
	Coromandel International Ltd.	29,176	306,395
	Cosmo Films Ltd.	4,592	97,253
*	CreditAccess Grameen Ltd.	8,818	73,635
	CRISIL Ltd.	2,050	76,246
*	CSB Bank Ltd.	7,936	31,331
	Cummins India Ltd.	16,352	196,049
	Cyient Ltd.	14,241	203,111
	Dabur India Ltd.	71,837	565,120
	Dalmia Bharat Sugar & Industries Ltd.	1,698	8,953
*	DCB Bank Ltd.	22,733	27,707
	DCM Shriram Ltd.	8,501	112,264
*	DCW Ltd.	46,170	29,341
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,223	71,322
	Deepak Nitrite Ltd.	22,857	684,174
	Delta Corp. Ltd.	26,787	93,245
*	DEN Networks Ltd.	22,281	13,345
	Dhampur Sugar Mills Ltd.	5,947	23,474
*	Dhani Services Ltd.	36,743	88,409

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dhanuka Agritech Ltd.	4,543	$44,324
Ω	Dilip Buildcon Ltd.	8,553	68,689
*	Dish TV India Ltd.	268,428	62,179
*	Dishman Carbogen Amcis Ltd.	13,491	37,178
	Divi’s Laboratories Ltd.	14,213	981,363
	Dixon Technologies India Ltd.	6,937	461,610
	Dollar Industries Ltd.	2,411	14,202
Ω	Dr Lal PathLabs Ltd.	6,677	315,534
*	DRC Systems India Ltd.	78	415
*	Dredging Corp. of India Ltd.	2,277	10,254
	Dwarikesh Sugar Industries Ltd.	16,162	15,365
*	Dynamatic Technologies Ltd.	486	17,348
	eClerx Services Ltd.	6,418	188,149
	Edelweiss Financial Services Ltd.	71,886	74,415
	Eicher Motors Ltd.	18,595	619,708
*	EID Parry India Ltd.	27,751	169,589
	Electrosteel Castings Ltd.	48,669	21,955
	Elgi Equipments Ltd.	27,768	74,133
	Emami Ltd.	67,750	486,027
Ω	Endurance Technologies Ltd.	4,855	118,754
	Engineers India Ltd.	61,198	59,570
	EPL Ltd.	47,792	137,526
Ω	Eris Lifesciences Ltd.	7,881	87,475
	ESAB India Ltd.	828	28,126
	Escorts Ltd.	19,014	402,539
*	Eveready Industries India Ltd.	15,308	73,346
	Everest Kanto Cylinder Ltd.	6,461	9,704
	Excel Industries Ltd.	1,401	17,963
	Exide Industries Ltd.	96,789	223,861
*	FDC Ltd.	10,370	44,380
	Federal Bank Ltd.	237,904	311,318
	FIEM Industries Ltd.	701	11,750
	Filatex India Ltd.	12,871	17,232
	Fine Organic Industries Ltd.	1,028	45,395
	Finolex Cables Ltd.	17,633	110,647
	Finolex Industries Ltd.	59,248	174,363
	Firstsource Solutions Ltd.	105,179	279,547
	Force Motors Ltd.	1,571	29,624
*	Fortis Healthcare Ltd.	72,154	235,982
*	Future Consumer Ltd.	104,715	9,824
*	Future Lifestyle Fashions Ltd.	7,967	5,864
*	Future Retail Ltd.	14,480	9,343
	Galaxy Surfactants Ltd.	4,668	196,392
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	19,763
	Garware Technical Fibres Ltd.	2,215	100,050
	Gateway Distriparks Ltd.	8,998	33,690
*	Gati Ltd.	15,561	28,889
*	Gayatri Projects Ltd.	14,914	8,616
	GE Power India Ltd.	4,704	18,205
*	GE T&D India Ltd.	14,717	25,213
*Ω	General Insurance Corp. of India	21,901	39,022
	Genus Power Infrastructures Ltd.	21,338	19,298
	Geojit Financial Services Ltd.	10,080	10,921
*	GFL Ltd.	8,709	9,036
	GIC Housing Finance Ltd.	5,220	11,257
	Gillette India Ltd.	1,455	110,026
	GlaxoSmithKline Pharmaceuticals Ltd.	3,022	60,607
	Glenmark Pharmaceuticals Ltd.	19,922	134,388
*	Godrej Consumer Products Ltd.	44,894	576,783

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Industries Ltd.	11,258	$87,484
*	Godrej Properties Ltd.	15,642	468,637
	Goodyear India Ltd.	675	9,164
	Granules India Ltd.	32,853	136,691
	Graphite India Ltd.	13,269	94,820
	Grasim Industries Ltd.	42,219	975,969
	Greaves Cotton Ltd.	10,547	18,888
	Greenlam Industries Ltd.	930	17,772
*	Greenpanel Industries Ltd.	7,524	38,892
	Greenply Industries Ltd.	16,859	47,345
	Grindwell Norton Ltd.	10,061	217,410
	Gujarat Alkalies & Chemicals Ltd.	8,503	85,613
	Gujarat Ambuja Exports Ltd.	13,020	28,520
*	Gujarat Fluorochemicals Ltd.	5,594	136,767
	Gujarat Gas Ltd.	34,186	285,609
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	19,305	118,464
	Gujarat Pipavav Port Ltd.	63,610	95,248
	Gujarat State Fertilizers & Chemicals Ltd.	34,779	61,531
	Gujarat State Petronet Ltd.	76,666	312,241
	Gulf Oil Lubricants India Ltd.	3,463	26,892
*	Hathway Cable & Datacom Ltd.	55,355	16,160
	Hatsun Agro Product Ltd.	7,173	128,129
	Havells India Ltd.	25,512	432,827
	HBL Power Systems Ltd.	21,877	14,676
	HCL Technologies Ltd.	156,763	2,403,003
Ω	HDFC Asset Management Co. Ltd.	11,577	410,289
Ω	HDFC Life Insurance Co. Ltd.	57,547	525,043
*	HealthCare Global Enterprises Ltd.	3,221	9,750
	HEG Ltd.	2,712	74,558
*	Hemisphere Properties India Ltd.	3,759	6,809
	Heritage Foods Ltd.	5,612	39,142
	Hero MotoCorp Ltd.	29,991	1,067,394
	Hester Biosciences Ltd.	445	14,434
	HFCL Ltd.	153,778	148,235
	HG Infra Engineering Ltd.	3,130	30,804
	Himadri Speciality Chemical Ltd.	44,524	31,290
	Himatsingka Seide Ltd.	10,152	34,266
	Hinduja Global Solutions Ltd.	2,888	104,228
	Hindustan Aeronautics Ltd.	5,751	101,222
*	Hindustan Construction Co. Ltd.	265,796	33,640
*	Hindustan Oil Exploration Co. Ltd.	9,749	21,976
	Hindustan Unilever Ltd.	69,539	2,221,873
	Hle Glascoat Ltd.	357	30,988
	Honda India Power Products Ltd.	808	14,329
	Honeywell Automation India Ltd.	654	369,048
	Housing Development Finance Corp. Ltd.	85,276	3,247,632
	HSIL Ltd.	11,277	36,028
	Huhtamaki India Ltd.	5,375	17,174
	I G Petrochemicals Ltd.	3,464	38,770
	ICICI Bank Ltd., Sponsored ADR	149,823	3,168,756
	ICICI Bank Ltd.	84,009	909,552
Ω	ICICI Lombard General Insurance Co. Ltd.	47,378	944,049
Ω	ICICI Prudential Life Insurance Co. Ltd.	30,984	256,531
Ω	ICICI Securities Ltd.	12,439	123,492
*	IDFC First Bank Ltd.	573,303	381,230
*	IDFC Ltd.	358,281	266,542
*	IFB Industries Ltd.	2,098	35,297
*	IFCI Ltd.	73,561	12,030
	IIFL Finance Ltd.	26,619	115,987

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IIFL Securities Ltd.	20,653	$26,787
	IIFL Wealth Management Ltd.	4,863	105,965
	India Glycols Ltd.	3,751	42,269
	Indiabulls Housing Finance Ltd.	63,401	184,177
*	Indiabulls Real Estate Ltd.	23,832	48,646
Ω	IndiaMart InterMesh Ltd.	2,330	222,330
Ω	Indian Energy Exchange Ltd.	18,169	172,365
	Indian Railway Catering & Tourism Corp. Ltd.	16,780	189,451
	Indo Count Industries Ltd.	19,498	63,722
	Indoco Remedies Ltd.	9,177	57,008
*Ω	IndoStar Capital Finance Ltd.	2,324	8,359
	Indraprastha Gas Ltd.	61,861	393,690
	Indus Towers Ltd.	88,285	321,513
	IndusInd Bank Ltd.	10,784	165,265
	Infibeam Avenues Ltd.	64,558	38,864
	Info Edge India Ltd.	6,860	560,517
	Infosys Ltd., Sponsored ADR	263,821	5,877,932
	Infosys Ltd.	245,998	5,515,871
	Ingersoll Rand India Ltd.	1,817	27,232
*	Inox Leisure Ltd.	12,248	68,777
*	Inox Wind Energy Ltd.	871	10,237
*	Inox Wind Ltd.	13,063	20,811
	Insecticides India Ltd.	1,031	8,839
*	Intellect Design Arena Ltd.	10,257	89,770
	Ipca Laboratories Ltd.	16,855	484,968
*	IRB Infrastructure Developers Ltd.	27,242	84,554
Ω	IRCON International Ltd.	50,746	32,038
	ITD Cementation India Ltd.	9,348	10,200
*	ITI Ltd.	6,089	9,624
	J Kumar Infraprojects Ltd.	8,288	16,778
*	Jagran Prakashan Ltd.	12,267	10,192
	Jamna Auto Industries Ltd.	19,469	25,492
	JB Chemicals & Pharmaceuticals Ltd.	8,273	184,643
	Jindal Poly Films Ltd.	4,766	60,460
	JK Paper Ltd.	16,886	50,957
	JM Financial Ltd.	98,828	117,460
	JMC Projects India Ltd.	6,414	9,362
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	27,891
	Jubilant Foodworks Ltd.	10,079	499,047
*	Just Dial Ltd.	2,181	23,335
	Jyothy Labs Ltd.	32,517	68,162
	Kajaria Ceramics Ltd.	17,551	287,042
	Kalpataru Power Transmission Ltd.	18,020	100,871
	Kansai Nerolac Paints Ltd.	30,213	220,386
	Karur Vysya Bank Ltd.	45,425	29,807
	Kaveri Seed Co. Ltd.	3,935	27,545
	KCP Ltd.	24,082	42,415
	KEC International Ltd.	28,473	183,088
	KEI Industries Ltd.	12,397	151,903
	Kennametal India Ltd.	771	14,273
*	Kesoram Industries Ltd.	32,787	27,918
*	Kesoram Industries Ltd.	15,914	7,831
	Kiri Industries Ltd.	6,179	40,109
	Kirloskar Brothers Ltd.	5,926	31,588
	Kirloskar Ferrous Industries Ltd.	6,284	19,821
	Kirloskar Industries Ltd.	805	16,554
	Kirloskar Oil Engines Ltd.	13,471	36,655
	KNR Constructions Ltd.	33,414	125,330
*	Kolte-Patil Developers Ltd.	8,425	34,865

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kotak Mahindra Bank Ltd.	32,962	$901,421
	KPIT Technologies Ltd.	44,450	183,552
	KPR Mill Ltd.	23,204	140,307
	KRBL Ltd.	11,600	43,861
	KSB Ltd.	3,004	53,085
	LA Opala RG Ltd.	5,178	20,247
	Lakshmi Machine Works Ltd.	497	58,166
Ω	Laurus Labs Ltd.	87,486	604,652
	LG Balakrishnan & Bros Ltd.	2,269	15,297
	LIC Housing Finance Ltd.	88,311	481,502
	Linde India Ltd.	1,574	48,452
	LT Foods Ltd.	20,125	18,768
	Lumax Auto Technologies Ltd.	8,072	14,048
	Lupin Ltd.	42,136	523,187
	LUX Industries Ltd.	1,356	64,772
	Mahanagar Gas Ltd.	10,794	144,830
	Maharashtra Scooters Ltd.	592	35,084
	Mahindra & Mahindra Ltd.	95,721	1,135,066
*	Mahindra CIE Automotive Ltd.	14,522	52,305
*	Mahindra Lifespace Developers Ltd.	17,287	63,120
Ω	Mahindra Logistics Ltd.	3,294	28,393
	Maithan Alloys Ltd.	714	10,115
	Man Infraconstruction Ltd.	10,347	17,119
	Manappuram Finance Ltd.	124,921	348,024
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	34,546
	Marico Ltd.	172,010	1,305,710
	Marksans Pharma Ltd.	60,249	53,240
	Maruti Suzuki India Ltd.	7,173	715,687
Ω	MAS Financial Services Ltd.	2,038	20,665
	Mastek Ltd.	1,601	59,610
*	Max Financial Services Ltd.	35,655	463,161
*	Max Healthcare Institute Ltd.	28,508	126,310
*	Max Ventures & Industries Ltd.	6,105	10,519
	Mayur Uniquoters Ltd.	4,564	26,329
*	Meghmani Finechem Ltd.	2,456	28,957
	Meghmani Organics Ltd.	26,124	38,114
Ω	Metropolis Healthcare Ltd.	6,475	256,212
	Minda Corp. Ltd.	6,111	12,825
	Minda Industries Ltd.	9,253	96,875
	Mindtree Ltd.	18,597	1,124,572
Ω	Mishra Dhatu Nigam Ltd.	3,855	9,520
	MM Forgings Ltd.	405	4,625
	Motherson Sumi Systems Ltd.	169,626	510,143
	Motilal Oswal Financial Services Ltd.	8,560	104,707
	Mphasis Ltd.	28,724	1,245,513
	MRF Ltd.	159	164,601
	Multi Commodity Exchange of India Ltd.	1,393	31,699
	Muthoot Finance Ltd.	39,151	772,045
	Natco Pharma Ltd.	8,886	98,314
*	National Fertilizers Ltd.	23,497	17,242
	Navin Fluorine International Ltd.	4,395	196,282
	Navneet Education Ltd.	15,738	22,208
	NBCC India Ltd.	110,345	66,146
	NCC Ltd.	107,839	103,063
	NELCO Ltd.	2,476	24,722
	Neogen Chemicals Ltd.	1,058	16,867
	NESCO Ltd.	2,189	17,874
	Neuland Laboratories Ltd.	1,060	23,648
	Newgen Software Technologies Ltd.	3,206	24,226

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NHPC Ltd.	39,118	$16,158
	NIIT Ltd.	28,324	113,309
	Nilkamal Ltd.	2,078	65,919
	NOCIL Ltd.	18,181	65,049
	Novartis India Ltd.	2,011	19,979
	NRB Bearings Ltd.	9,283	15,992
	Nucleus Software Exports Ltd.	2,543	19,769
*	Oberoi Realty Ltd.	30,880	375,802
*	Olectra Greentech Ltd.	4,078	30,923
*	Omaxe Ltd.	8,455	8,372
	OnMobile Global Ltd.	15,797	23,678
	Orient Electric Ltd.	26,025	120,433
	Orient Paper & Industries Ltd.	51,064	20,985
	Oriental Aromatics Ltd.	2,804	29,156
	Oriental Carbon & Chemicals Ltd.	1,909	26,314
	Page Industries Ltd.	1,221	614,755
	Paisalo Digital Ltd.	2,352	29,462
	Panama Petrochem Ltd.	2,801	10,011
*	Patel Engineering Ltd.	31,108	10,004
*	PC Jeweller Ltd.	36,823	13,570
	Persistent Systems Ltd.	17,931	941,841
	Petronet LNG Ltd.	265,254	815,893
	Pfizer Ltd.	1,417	95,444
	Phillips Carbon Black Ltd.	19,262	56,774
	Phoenix Mills Ltd.	8,139	104,111
	PI Industries Ltd.	11,851	475,452
	Pidilite Industries Ltd.	18,949	588,750
	Piramal Enterprises Ltd.	614	21,429
*Ω	PNB Housing Finance Ltd.	15,035	97,295
	PNC Infratech Ltd.	24,150	104,969
	Poly Medicure Ltd.	5,522	68,610
	Polyplex Corp. Ltd.	7,732	174,723
	Power Finance Corp. Ltd.	291,626	519,369
	Power Grid Corp. of India Ltd.	280,200	696,501
*	Power Mech Projects Ltd.	944	12,450
	Praj Industries Ltd.	12,614	56,348
Ω	Prataap Snacks Ltd.	989	9,068
	Prestige Estates Projects Ltd.	33,380	191,411
*	Pricol Ltd.	12,224	15,888
	Prince Pipes & Fittings Ltd.	4,512	44,144
*	Prism Johnson Ltd.	14,790	23,756
	Privi Speciality Chemicals Ltd.	1,728	37,158
	Procter & Gamble Health Ltd.	1,075	78,512
	Procter & Gamble Hygiene & Health Care Ltd.	1,990	384,458
	PSP Projects Ltd.	1,462	10,056
	PTC India Ltd.	102,268	173,929
*	Punjab & Sind Bank	86,762	20,743
*	Puravankara Ltd.	12,526	21,139
*	PVR Ltd.	8,819	198,651
Ω	Quess Corp. Ltd.	18,958	219,479
Ω	Quick Heal Technologies Ltd.	4,305	12,836
	Radico Khaitan Ltd.	18,038	270,811
	Rain Industries Ltd.	41,989	128,079
	Rajesh Exports Ltd.	13,874	118,343
	Rallis India Ltd.	17,572	62,267
*	Ramco Systems Ltd.	1,185	6,584
	Ramkrishna Forgings Ltd.	1,589	23,200
*	Rane Holdings Ltd.	1,032	8,303
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	54,068

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ratnamani Metals & Tubes Ltd.	2,511	$72,126
*	Raymond Ltd.	9,131	55,671
*Ω	RBL Bank Ltd.	51,085	123,938
	REC Ltd.	233,985	468,519
	Redington India Ltd.	154,806	299,954
	Relaxo Footwears Ltd.	10,138	180,418
	Rhi Magnesita India Ltd.	5,882	27,238
	RITES Ltd.	5,670	21,407
*	RPSG Ventures Ltd.	2,907	30,217
*	RSWM Ltd.	2,292	12,461
*	Sadbhav Engineering Ltd.	9,197	5,914
	Sagar Cements Ltd.	3,645	13,760
	Sandhar Technologies Ltd.	1,775	6,415
	Sangam India Ltd.	1,254	4,794
	Sanofi India Ltd.	1,636	181,963
	Sasken Technologies Ltd.	786	13,023
	Savita Oil Technologies Ltd.	1,776	32,871
*	SBI Cards & Payment Services Ltd.	13,583	193,554
Ω	SBI Life Insurance Co. Ltd.	42,685	653,783
	Schaeffler India Ltd.	1,159	114,296
*	Schneider Electric Infrastructure Ltd.	8,940	12,686
	SEAMEC Ltd.	630	9,948
Ω	SH Kelkar & Co. Ltd.	22,503	47,702
	Shakti Pumps India Ltd.	1,105	9,512
*	Shankara Building Products Ltd.	2,509	18,393
	Sharda Cropchem Ltd.	8,549	35,240
*	Sheela Foam Ltd.	2,772	91,814
	Shilpa Medicare Ltd.	7,105	55,806
*	Shoppers Stop Ltd.	8,764	40,699
*	Shree Renuka Sugars Ltd.	99,872	36,288
	Shriram City Union Finance Ltd.	4,315	124,811
	Shriram Transport Finance Co. Ltd.	44,153	858,034
	Siemens Ltd.	9,906	291,259
*	SIS Ltd.	10,098	63,042
	Siyaram Silk Mills Ltd.	2,428	15,101
	SKF India Ltd.	4,971	221,184
*	Snowman Logistics Ltd.	32,403	17,803
	Sobha Ltd.	8,551	88,053
	Solar Industries India Ltd.	6,085	202,521
	Somany Ceramics Ltd.	1,375	14,071
	Somany Home Innovation Ltd.	1,816	10,886
	Sonata Software Ltd.	26,973	303,982
*	Spandana Sphoorty Financial Ltd.	2,531	17,322
	SRF Ltd.	42,155	1,197,012
*	Star Cement Ltd.	12,959	17,430
*	Sterling & Wilson Solar Ltd.	9,627	55,953
	Sterlite Technologies Ltd.	43,355	159,744
	Strides Pharma Science Ltd.	13,748	98,405
	Subex Ltd.	108,975	62,128
	Subros Ltd.	3,640	17,736
	Sudarshan Chemical Industries	8,791	67,497
	Sun Pharmaceutical Industries Ltd.	88,839	945,866
	Sun TV Network Ltd.	24,535	183,991
	Sundaram Finance Ltd.	11,034	354,599
	Sundaram-Clayton Ltd.	1,163	59,728
	Sundram Fasteners Ltd.	22,238	248,562
	Sunteck Realty Ltd.	6,996	42,879
	Suprajit Engineering Ltd.	6,190	28,519
	Supreme Industries Ltd.	20,243	638,105

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Supreme Petrochem Ltd.	4,522	$38,221
	Sutlej Textiles & Industries Ltd.	12,283	11,364
	Suven Pharmaceuticals Ltd.	21,519	145,968
*	Suvidhaa Infoserve Ltd.	4,239	710
	Swaraj Engines Ltd.	2,154	49,861
	Symphony Ltd.	1,436	19,933
*Ω	Syngene International Ltd.	45,618	331,081
*	TAKE Solutions Ltd.	12,235	7,841
	Tamil Nadu Newsprint & Papers Ltd.	11,188	19,633
	Tamilnadu Petroproducts Ltd.	13,419	21,948
	Tanla Platforms Ltd.	14,477	237,032
	Tasty Bite Eatables Ltd.	41	9,043
	Tata Communications Ltd.	7,029	123,024
	Tata Consultancy Services Ltd.	101,221	4,609,412
	Tata Consumer Products Ltd.	118,833	1,291,770
	Tata Elxsi Ltd.	10,858	852,606
	Tata Metaliks Ltd.	1,238	15,842
#*	Tata Motors Ltd., Sponsored ADR	11,672	368,602
*	Tata Motors Ltd.	438,199	2,823,310
	TCI Express Ltd.	999	24,340
*Ω	TCNS Clothing Co. Ltd.	3,918	39,380
	TD Power Systems Ltd.	2,456	11,040
	Tech Mahindra Ltd.	133,678	2,649,882
	Techno Electric & Engineering Co. Ltd.	18,592	65,220
*Ω	Tejas Networks Ltd.	13,442	78,129
	Texmaco Rail & Engineering Ltd.	44,201	19,085
	Thermax Ltd.	5,047	93,823
	Thirumalai Chemicals Ltd.	23,745	84,575
*	Thomas Cook India Ltd.	16,689	15,889
Ω	Thyrocare Technologies Ltd.	4,090	62,684
	Tide Water Oil Co. India Ltd.	1,780	39,139
	Time Technoplast Ltd.	45,472	42,348
	Timken India Ltd.	4,451	107,396
	Tinplate Co. of India Ltd.	5,495	21,493
*	Titagarh Wagons Ltd.	21,133	26,692
	Titan Co. Ltd.	35,413	1,135,362
	Torrent Pharmaceuticals Ltd.	14,064	539,740
	Tourism Finance Corp. of India Ltd.	10,154	8,990
	Transport Corp. of India Ltd.	5,905	49,713
	Trent Ltd.	11,344	153,169
	Trident Ltd.	222,937	113,530
	Triveni Engineering & Industries Ltd.	10,696	27,197
	Triveni Turbine Ltd.	15,426	39,975
	TTK Prestige Ltd.	857	125,346
	Tube Investments of India Ltd.	6,223	116,306
*	TV18 Broadcast Ltd.	178,685	99,668
	TVS Motor Co. Ltd.	51,259	454,639
	TVS Srichakra Ltd.	787	24,293
	Uflex Ltd.	10,234	77,561
	Ujjivan Financial Services Ltd.	5,091	12,487
*	Unitech Ltd.	209,369	4,763
	United Breweries Ltd.	5,896	130,385
*	United Spirits Ltd.	48,850	622,542
	UPL Ltd.	213,168	2,128,437
*	VA Tech Wabag Ltd.	9,891	42,178
	Vaibhav Global Ltd.	8,415	64,788
	Vakrangee Ltd.	159,662	78,910
Ω	Valiant Organics Ltd.	1,147	20,271
	Vardhman Textiles Ltd.	6,017	156,871

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	Varroc Engineering Ltd.	2,039	$8,027
	Varun Beverages Ltd.	51,128	580,577
	Vesuvius India Ltd.	2,177	31,297
	V-Guard Industries Ltd.	35,674	122,103
	Vinati Organics Ltd.	5,715	145,321
	Vindhya Telelinks Ltd.	1,488	22,316
*	VIP Industries Ltd.	7,986	58,040
	Visaka Industries Ltd.	1,086	8,660
*	V-Mart Retail Ltd.	2,076	112,250
*	Vodafone Idea Ltd.	1,100,831	139,477
	Voltamp Transformers Ltd.	1,435	28,790
	Voltas Ltd.	30,625	492,454
	VST Tillers Tractors Ltd.	572	22,198
	Welspun Enterprises Ltd.	17,519	23,024
	West Coast Paper Mills Ltd.	10,620	35,710
	Wheels India Ltd.	1,591	15,050
	Whirlpool of India Ltd.	6,335	187,814
	Wipro Ltd.	137,230	1,189,730
*	Wockhardt Ltd.	9,984	56,973
*	Wonderla Holidays Ltd.	6,246	19,374
*	Yes Bank Ltd.	108,012	18,456
	Zee Entertainment Enterprises Ltd.	204,321	825,141
	Zensar Technologies Ltd.	21,841	135,507
	Zydus Wellness Ltd.	1,965	53,811

TOTAL INDIA			130,452,942

INDONESIA — (1.1%)
	Ace Hardware Indonesia Tbk PT	1,722,700	171,678
*	Adhi Karya Persero Tbk PT	501,300	37,211
*	Adi Sarana Armada Tbk PT	313,800	70,390
*	Agung Semesta Sejahtera Tbk PT	344,900	1,217
*	Alam Sutera Realty Tbk PT	2,532,800	32,583
	Arwana Citramulia Tbk PT	661,900	40,382
	Astra Otoparts Tbk PT	111,600	8,908
	Bank BTPN Syariah Tbk PT	427,600	114,996
	Bank Central Asia Tbk PT	1,598,500	845,251
	Bank Mandiri Persero Tbk PT	1,187,500	600,366
	Bank Negara Indonesia Persero Tbk PT	670,700	331,676
*	Bank Pan Indonesia Tbk PT	745,500	41,546
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	592,800	59,649
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	15,214
	Bank Rakyat Indonesia Persero Tbk PT	2,921,432	876,966
*	Bank Tabungan Negara Persero Tbk PT	597,400	75,141
	Barito Pacific Tbk PT	6,556,700	433,836
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	21,071
	BFI Finance Indonesia Tbk PT	763,800	56,660
*	Bintang Oto Global Tbk PT	233,500	24,804
	BISI International Tbk PT	170,900	12,296
	Blue Bird Tbk PT	152,000	15,892
*	Bumi Serpong Damai Tbk PT	1,158,500	90,941
*	Capital Financial Indonesia Tbk PT	723,600	21,460
	Ciputra Development Tbk PT	2,351,400	178,592
*	Elang Mahkota Teknologi Tbk PT	977,200	132,815
	Elnusa Tbk PT	509,600	10,939
	Erajaya Swasembada Tbk PT	3,413,900	156,898
*	FKS Food Sejahtera Tbk PT	722,500	11,233
	Gajah Tunggal Tbk PT	272,300	14,043
	Garudafood Putra Putri Jaya Tbk PT	1,623,800	57,879
*††	Hanson International Tbk PT	8,134,100	5,383

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Indofarma Persero Tbk PT	49,800	$8,230
	Indofood CBP Sukses Makmur Tbk PT	297,900	184,948
	Indofood Sukses Makmur Tbk PT	1,179,000	529,213
	Indomobil Sukses Internasional Tbk PT	220,000	15,570
*	Indosat Tbk PT	174,100	85,064
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,677,423	100,041
*††	Inti Agri Resources Tbk PT	550,900	365
*	Intiland Development Tbk PT	880,700	10,776
*	Jasa Marga Persero Tbk PT	609,700	180,983
	Jaya Real Property Tbk PT	709,100	24,861
	Kalbe Farma Tbk PT	5,459,000	616,521
*	KMI Wire & Cable Tbk PT	229,100	4,754
*	Kresna Graha Investama Tbk PT	1,622,300	12,157
	Link Net Tbk PT	207,000	56,830
*	Lippo Karawaci Tbk PT	7,539,000	78,858
*	Map Aktif Adiperkasa PT	74,500	17,112
*	Matahari Department Store Tbk PT	50,900	10,963
	Mayora Indah Tbk PT	899,800	149,141
	Media Nusantara Citra Tbk PT	2,670,100	169,835
	Medikaloka Hermina Tbk PT	473,800	39,288
*	Mega Manunggal Property Tbk PT	494,600	20,081
*	Merdeka Copper Gold Tbk PT	1,206,400	269,135
	Metrodata Electronics Tbk PT	291,800	75,981
*	Mitra Adiperkasa Tbk PT	2,202,600	136,953
	Mitra Keluarga Karyasehat Tbk PT	411,800	66,286
	Mitra Pinasthika Mustika Tbk PT	395,200	20,990
*	MNC Land Tbk PT	4,610,600	33,204
*	MNC Vision Networks Tbk PT	2,815,300	48,106
*	Multipolar Tbk PT	534,000	15,227
	Nippon Indosari Corpindo Tbk PT	140,600	13,291
	Pabrik Kertas Tjiwi Kimia Tbk PT	264,300	155,759
*	Pacific Strategic Financial Tbk PT	424,900	29,087
*	Pakuwon Jati Tbk PT	1,464,400	51,827
*	Panin Financial Tbk PT	2,781,700	35,839
*	Paninvest Tbk PT	332,500	16,174
*	Pollux Properti Indonesia Tbk PT	45,400	10,585
*††	Pool Advista Indonesia Tbk PT	64,100	42
*	PP Persero Tbk PT	642,300	54,762
	Puradelta Lestari Tbk PT	2,682,000	42,476
*	Ramayana Lestari Sentosa Tbk PT	780,900	40,792
*††	Rimo International Lestari Tbk PT	3,949,000	2,613
	Sarana Menara Nusantara Tbk PT	4,637,000	380,067
	Sariguna Primatirta Tbk PT	464,300	14,942
	Selamat Sempurna Tbk PT	271,800	30,507
	Siloam International Hospitals Tbk PT	55,500	33,690
*	Smartfren Telecom Tbk PT	10,367,800	79,167
*††	Sri Rejeki Isman Tbk PT	1,498,800	11,584
	Sumber Alfaria Trijaya Tbk PT	2,693,800	227,629
*	Summarecon Agung Tbk PT	2,097,845	135,747
*	Surya Citra Media Tbk PT	9,751,000	289,261
*	Surya Esa Perkasa Tbk PT	995,400	23,460
*	Surya Semesta Internusa Tbk PT	1,357,500	47,784
	Telkom Indonesia Persero Tbk PT	826,500	220,912
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	11,298	297,024
	Tempo Scan Pacific Tbk PT	140,500	14,581
	Tower Bersama Infrastructure Tbk PT	1,206,400	250,588
*††	Trada Alam Minera Tbk PT	1,606,700	1,063
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,229,800	141,587
*	Waskita Beton Precast Tbk PT	2,650,700	29,020

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Waskita Karya Persero Tbk PT	1,152,400	$74,922
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	9,297
	Wijaya Karya Beton Tbk PT	1,541,400	29,603
*	Wijaya Karya Persero Tbk PT	761,600	67,091

TOTAL INDONESIA			10,412,162

MALAYSIA — (1.2%)
	Aeon Co. M Bhd	138,700	49,536
	AEON Credit Service M Bhd	24,200	81,833
	AFFIN Bank Bhd	47,767	19,635
	Ajinomoto Malaysia Bhd	4,200	16,339
	Alliance Bank Malaysia Bhd	156,300	103,770
	Allianz Malaysia Bhd	10,400	33,106
*	AMMB Holdings Bhd	192,600	156,297
	Apex Healthcare Bhd	13,800	9,230
	Astro Malaysia Holdings Bhd	227,500	54,750
*	Berjaya Corp. Bhd	448,760	27,637
	Berjaya Food Bhd	21,500	10,749
*	Berjaya Land Bhd	294,800	17,441
#	Berjaya Sports Toto Bhd	149,379	75,050
*	Bermaz Auto Bhd	282,500	110,458
	BIMB Holdings Bhd	95,400	73,706
*	Boustead Holdings Bhd	85,100	12,543
*	Bumi Armada Bhd	207,000	25,409
#	Cahya Mata Sarawak Bhd	104,300	36,090
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	169,278
	CB Industrial Product Holding Bhd	35,400	10,869
#	Comfort Glove Bhd	76,600	22,083
#	D&O Green Technologies Bhd	157,400	214,809
	Daibochi Bhd	17,100	11,176
*	Dayang Enterprise Holdings Bhd	169,420	40,196
	Dialog Group Bhd	478,500	327,204
	DRB-Hicom Bhd	241,900	96,384
	Dufu Technology Corp. Bhd	55,900	60,027
#	Duopharma Biotech Bhd	103,890	42,434
	Dutch Lady Milk Industries Bhd	2,500	20,231
	Ekovest BHD	334,600	33,512
	Formosa Prosonic Industries Bhd	29,200	30,735
	Foundpac Group Bhd	94,300	17,789
	Fraser & Neave Holdings Bhd	35,500	232,374
	Frontken Corp. Bhd	184,200	169,965
	Gadang Holdings Bhd	60,900	6,110
*	Gamuda Bhd	464,415	363,610
	Gas Malaysia Bhd	52,900	34,621
	GDEX Bhd	81,200	6,275
	Genting Malaysia Bhd	250,500	191,936
	George Kent Malaysia Bhd	106,500	18,020
*	GHL Systems Bhd	46,200	22,189
#	Globetronics Technology Bhd	139,600	70,580
*	Greatech Technology Bhd	40,700	70,777
	Guan Chong Bhd	76,000	55,604
	Hai-O Enterprise Bhd	19,834	9,364
#	HAP Seng Consolidated Bhd	20,800	39,407
	Hartalega Holdings Bhd	230,700	327,031
#	Heineken Malaysia Bhd	32,700	181,665
#	Hengyuan Refining Co. Bhd	31,700	33,156
	HeveaBoard Bhd	59,900	6,866
#	Hong Leong Bank Bhd	13,900	63,190
	Hong Leong Capital Bhd	14,000	27,518

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Hong Leong Financial Group Bhd	26,600	$117,856
	Hong Leong Industries Bhd	20,200	44,535
*	Hong Seng Consolidated Bhd	65,200	52,795
	Hup Seng Industries Bhd	52,600	11,614
	IHH Healthcare Bhd	70,800	111,768
	IJM Corp. Bhd	530,700	237,619
	IOI Properties Group Bhd	117,500	36,376
#*	JAKS Resources Bhd	487,500	54,781
#	JHM Consolidation Bhd	67,500	32,383
	Kelington Group Bhd	66,400	27,307
	Kenanga Investment Bank Bhd	103,200	32,178
	Kerjaya Prospek Group Bhd	130,895	43,021
*	KNM Group Bhd	1,071,400	52,942
#	Kossan Rubber Industries	351,000	200,440
	LBS Bina Group Bhd	93,730	12,457
#	Leong Hup International Bhd	247,400	39,100
	Lii Hen Industries Bhd	23,500	17,365
#	Lingkaran Trans Kota Holdings Bhd	35,300	32,813
#Ω	Lotte Chemical Titan Holding Bhd	127,315	83,677
	LPI Capital Bhd	49,200	167,515
	Luxchem Corp. Bhd	117,200	21,216
#	Magni-Tech Industries Bhd	50,166	25,822
#	Magnum Bhd	75,245	39,234
#	Mah Sing Group Bhd	109,900	21,505
	Malayan Banking Bhd	102,801	199,966
*	Malaysia Airports Holdings Bhd	102,500	160,309
#	Malaysia Building Society Bhd	469,531	72,663
	Malaysian Pacific Industries Bhd	19,300	222,602
#	Malaysian Resources Corp. Bhd	595,329	59,015
	Matrix Concepts Holdings Bhd	100,900	52,370
	MBM Resources BHD	18,900	14,422
#	Mega First Corp. Bhd	132,600	115,383
	MMC Corp. Bhd	126,000	60,238
#	MNRB Holdings Bhd	49,400	15,905
	Muhibbah Engineering M Bhd	92,800	21,447
	My EG Services Bhd	1,594,454	401,120
	N2N Connect Bhd	53,400	9,360
*	Notion VTEC Bhd	56,400	6,480
	OSK Holdings Bhd	267,600	58,230
	PA Resources Bhd	99,000	10,744
#	Padini Holdings Bhd	84,100	63,787
	Panasonic Manufacturing Malaysia Bhd	3,800	27,546
	Paramount Corp. Bhd	90,300	16,930
#	Pentamaster Corp. Bhd	150,150	194,593
	Perak Transit Bhd	39,466	6,488
	PESTECH International Bhd	102,900	29,390
#	Petron Malaysia Refining & Marketing Bhd	24,600	26,764
	Petronas Dagangan Bhd	51,900	255,201
	Pharmaniaga Bhd	107,200	21,198
	PIE Industrial Bhd	28,700	26,807
#*	Pos Malaysia Bhd	59,400	10,537
#	Power Root Bhd	23,600	8,435
	PPB Group Bhd	42,800	187,877
	Press Metal Aluminium Holdings Bhd	137,100	184,278
	Public Bank Bhd	1,038,700	1,046,436
#	Ranhill Utilities Bhd	81,605	12,413
	RCE Capital Bhd	13,600	11,363
*	Revenue Group Bhd	69,500	30,611
	RHB Bank Bhd	209,404	282,547

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Rubberex Corp. M Bhd	41,000	$5,359
	Sam Engineering & Equipment M Bhd	8,600	45,399
#*	Sapura Energy Bhd	2,096,200	50,755
	Scientex Bhd	202,200	227,774
#	Serba Dinamik Holdings Bhd	555,150	46,922
#	Sime Darby Bhd	376,300	206,538
	Sime Darby Property Bhd	384,900	67,456
	Solarvest Holdings Bhd	58,700	19,333
*	SP Setia Bhd Group	347,664	130,867
	Sunway Bhd	328,700	141,412
	Sunway Construction Group Bhd	51,200	20,282
#	Supermax Corp. Bhd	223,211	103,439
	Syarikat Takaful Malaysia Keluarga Bhd	125,790	120,652
	Taliworks Corp. Bhd	120,500	24,440
	TASCO Bhd	69,700	21,540
	Telekom Malaysia Bhd	160,800	224,772
#	TIME dotCom Bhd	140,000	152,755
*	Tropicana Corp. Bhd	71,896	17,532
*	Tune Protect Group Bhd	79,400	9,506
#	Uchi Technologies Bhd	66,700	50,763
*	UEM Edgenta Bhd	53,500	23,810
#*	UEM Sunrise Bhd	197,400	18,839
#	UMW Holdings Bhd	67,500	55,565
	UOA Development Bhd	108,900	46,005
	UWC BHD	73,700	109,635
#*	Velesto Energy Bhd	1,333,600	51,455
	ViTrox Corp. Bhd	27,800	132,057
	VS Industry Bhd	579,100	221,297
*	WCE Holdings Bhd	155,900	14,685
#*	WCT Holdings Bhd	326,015	48,915
	Wellcall Holdings Bhd	99,500	25,479
	Westports Holdings Bhd	115,100	124,287
	Yinson Holdings Bhd	136,000	192,283
	YNH Property Bhd	46,800	30,202

TOTAL MALAYSIA.			12,162,348

MEXICO — (1.5%)
*	ALEATICA SAB de CV	8,989	7,990
	Alpek SAB de CV	140,094	154,533
*	Alsea SAB de CV	76,800	162,269
	America Movil SAB de CV	1,164,330	1,036,631
	America Movil SAB de CV, Sponsored ADR, Class L	59,205	1,052,665
	Arca Continental SAB de CV	49,666	302,295
Ω	Banco del Bajio SA	141,384	264,940
	Becle SAB de CV	29,263	66,804
	Bolsa Mexicana de Valores SAB de CV	40,107	76,754
	Cia Minera Autlan SAB de CV, Class B	17,671	11,441
	Coca-Cola Femsa SAB de CV, Sponsored ADR	2,506	134,698
	Coca-Cola Femsa SAB de CV	29,140	156,641
	Consorcio ARA SAB de CV	434,433	90,946
#*	Credito Real SAB de CV Sofom ER	80,585	41,099
#	El Puerto de Liverpool SAB de CV, Class C1	30,351	134,802
#	Fomento Economico Mexicano SAB de CV	97,664	804,395
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	93,697
#*	Genomma Lab Internacional SAB de CV, Class B	420,855	404,542
#	Gruma SAB de CV, Class B	44,591	522,019
*	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	40,078	242,380
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	73,583	929,259
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,677	338,167

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Sureste SAB de CV, Class B	4,770	$96,357
	Grupo Bimbo SAB de CV, Class A	223,488	664,342
#	Grupo Carso SAB de CV	18,402	62,112
	Grupo Comercial Chedraui SA de CV	202,436	399,012
	Grupo Financiero Banorte SAB de CV, Class O	187,830	1,187,303
*	Grupo Financiero Inbursa SAB de CV, Class O	365,985	366,554
*	Grupo GICSA SAB de CV	33,334	4,274
	Grupo Herdez SAB de CV	42,064	77,271
*	Grupo Hotelero Santa Fe SAB de CV	135,595	31,416
	Grupo Industrial Saltillo SAB de CV	56,810	82,505
#	Grupo Rotoplas SAB de CV	61,243	84,749
	Grupo Televisa SAB, Sponsored ADR	5,685	57,532
#	Grupo Televisa SAB	309,547	626,371
*Ω	Grupo Traxion SAB de CV	41,850	72,447
*	Industrias CH SAB de CV, Class B	11,751	101,882
*	Industrias Penoles SAB de CV	30,714	392,085
	La Comer SAB de CV	97,165	174,291
	Megacable Holdings SAB de CV	126,563	373,517
	Orbia Advance Corp. SAB de CV	305,903	799,377
*	Organizacion Soriana SAB de CV, Class B	37,341	45,343
	Promotora y Operadora de Infraestructura SAB de CV	45,148	332,558
	Promotora y Operadora de Infraestructura SAB de CV, Class L	3,652	17,382
#	Qualitas Controladora SAB de CV	23,774	109,655
#	Regional SAB de CV	7,562	39,463
#	Telesites SAB de CV	90,575	82,709
#*	Unifin Financiera SAB de CV	94,493	145,953
	Wal-Mart de Mexico SAB de CV	458,800	1,598,491

TOTAL MEXICO			15,053,918

NETHERLANDS — (0.1%)
	Prosus NV	6,538	575,458

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	3,417	6,629
	Credicorp Ltd.	4,659	604,086

TOTAL PERU			610,715

PHILIPPINES — (0.5%)
*	8990 Holdings, Inc.	160,200	32,744
	AllHome Corp.	150,800	30,810
	Alliance Global Group, Inc.	771,700	159,470
	Ayala Corp.	5,790	99,216
	Ayala Land, Inc.	152,200	106,006
*	AyalaLand Logistics Holdings Corp.	407,000	46,843
	BDO Unibank, Inc.	97,440	239,820
*	Bloomberry Resorts Corp.	300,200	40,521
	Cebu Landmasters, Inc.	258,680	14,901
*Ω	CEMEX Holdings Philippines, Inc.	1,275,697	31,368
	China Banking Corp.	115,500	55,353
	Cosco Capital, Inc.	555,300	57,562
	D&L Industries, Inc.	827,600	138,498
*	DITO CME Holdings Corp.	340,100	47,521
	DoubleDragon Properties Corp.	211,400	43,128
*	EEI Corp.	14,700	1,903
	Emperador, Inc.	494,400	179,583
	Filinvest Development Corp.	39,100	6,251
	Filinvest Land, Inc.	2,267,000	51,787
	Ginebra San Miguel, Inc.	10,840	21,707

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Global Ferronickel Holdings, Inc.	557,000	$23,455
	GT Capital Holdings, Inc.	20,880	234,285
*	Integrated Micro-Electronics, Inc.	206,100	36,314
	International Container Terminal Services, Inc.	183,060	653,556
	JG Summit Holdings, Inc.	101,853	121,632
	Jollibee Foods Corp.	43,620	203,573
	LT Group, Inc.	365,500	72,966
*	MacroAsia Corp.	27,600	2,824
	Manila Electric Co.	13,850	78,907
*	Manila Water Co., Inc.	131,100	68,846
*	Megawide Construction Corp.	126,100	15,270
	Megaworld Corp.	2,412,900	147,005
	Metropolitan Bank & Trust Co.	324,129	306,559
	Nickel Asia Corp.	798,200	86,895
*	Petron Corp.	844,100	64,689
	Philex Mining Corp.	221,400	22,884
*	Philippine National Bank	63,540	25,327
*	Philippine Seven Corp.	24,690	44,526
	Philippine Stock Exchange, Inc.	130	567
*	Pilipinas Shell Petroleum Corp.	107,400	46,026
	PNB Holdings Corp.	9,968	63
	Premium Leisure Corp.	695,000	6,006
	Puregold Price Club, Inc.	272,200	228,062
	Rizal Commercial Banking Corp.	34,700	13,283
	Robinsons Land Corp.	455,800	154,080
	Robinsons Retail Holdings, Inc.	108,970	134,508
	San Miguel Corp.	48,280	111,805
	Security Bank Corp.	33,590	80,594
	SM Investments Corp.	9,360	179,240
	Universal Robina Corp.	83,160	228,021
	Vista Land & Lifescapes, Inc.	665,000	49,793
	Vistamalls, Inc.	23,100	1,753
	Wilcon Depot, Inc.	267,400	165,455

TOTAL PHILIPPINES			5,013,761

POLAND — (0.8%)
*	11 bit studios SA	239	24,948
	AB SA	2,365	33,786
*	Agora SA	4,633	9,503
*	Alior Bank SA	11,305	178,445
	Alumetal SA	2,921	40,158
	Amica SA	1,140	35,151
*	AmRest Holdings SE	9,027	72,494
	Apator SA	4,975	26,945
	ASBISc Enterprises PLC	9,052	55,172
	Asseco Poland SA	15,970	393,281
	Asseco South Eastern Europe SA	3,322	39,964
	Astarta Holding NV	1,745	23,652
	Auto Partner SA	14,648	49,550
*	Bank Ochrony Srodowiska SA	5,571	16,793
	Bank Polska Kasa Opieki SA	8,800	290,753
*	Benefit Systems SA	248	51,424
*	Bioton SA	11,456	13,406
*	Boryszew SA	21,148	16,901
	Budimex SA	3,500	223,763
*	CCC SA	3,090	93,500
#	CD Projekt SA	13,874	605,646
	Celon Pharma SA	1,863	16,888
*	CI Games SA	29,151	11,911

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Ciech SA	7,885	$70,169
	ComArch SA	1,063	59,689
	Cyfrowy Polsat SA	39,249	351,011
	Develia SA	68,631	61,762
*Ω	Dino Polska SA	5,718	511,048
	Dom Development SA	3,035	101,906
*	Erbud SA	1,809	33,139
	Fabryki Mebli Forte SA	5,421	62,009
*	Famur SA	57,607	45,130
*	Globe Trade Centre SA	31,585	54,357
	Grupa Kety SA	2,905	456,166
	Inter Cars SA	1,879	215,566
	Kernel Holding SA	12,359	186,667
	KGHM Polska Miedz SA	17,356	667,393
	KRUK SA	2,030	169,327
	LiveChat Software SA	2,874	87,925
	LPP SA	131	471,314
#*	Mabion SA	916	17,602
*	mBank SA	2,792	395,143
	Mirbud SA	10,035	9,701
	Neuca SA	378	88,379
	NEWAG SA	7,382	42,766
	PlayWay SA	84	9,675
*	Polimex-Mostostal SA	10,981	12,031
	Powszechny Zaklad Ubezpieczen SA	32,525	325,413
	Santander Bank Polska SA	2,321	215,896
*	Selvita SA	521	10,464
	Stalexport Autostrady SA	24,162	24,140
	TEN Square Games SA	927	82,160
	Tim SA	2,365	25,096
*	VRG SA	39,196	37,245
	Warsaw Stock Exchange	3,626	39,984
	Wawel SA	65	9,580
	Wirtualna Polska Holding SA	1,994	72,930
#Ω	X-Trade Brokers Dom Maklerski SA	5,655	23,304

TOTAL POLAND			7,370,121

QATAR — (0.7%)
	Aamal Co.	540,523	162,018
	Al Khaleej Takaful Group QSC	9,372	11,616
	Al Khalij Commercial Bank PQSC	114,376	70,366
	Al Meera Consumer Goods Co. QSC	35,144	189,082
	Baladna	161,696	71,355
	Barwa Real Estate Co.	170,831	148,113
	Commercial Bank PSQC	186,976	314,383
	Doha Bank QPSC	82,141	65,011
	Doha Insurance Co. QSC	16,409	8,762
*	Gulf International Services QSC	279,769	141,531
	Gulf Warehousing Co.	61,454	82,685
	Industries Qatar QSC	33,914	147,772
*	Investment Holding Group	64,183	24,404
	Mannai Corp. QSC	44,780	59,319
	Masraf Al Rayan QSC	124,790	163,602
	Mazaya Real Estate Development QPSC	501,436	143,617
	Medicare Group	19,022	44,249
	Mesaieed Petrochemical Holding Co.	359,280	237,368
	Ooredoo QPSC	120,001	228,482
*	Qatar First Bank	21,257	10,654
	Qatar Fuel QSC	72,903	368,285

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Gas Transport Co. Ltd.	194,421	$173,877
	Qatar Industrial Manufacturing Co. QSC	27,514	24,149
*	Qatar Insurance Co. SAQ	482,879	325,908
	Qatar International Islamic Bank QSC	132,365	355,836
	Qatar Islamic Bank SAQ	103,973	526,395
	Qatar Islamic Insurance Group	24,939	53,979
	Qatar National Bank QPSC	365,103	2,057,148
	Qatar Navigation QSC	47,470	99,074
	United Development Co. QSC	393,360	168,170
	Vodafone Qatar QSC	363,778	161,889

TOTAL QATAR			6,639,099

RUSSIA — (0.4%)
	Etalon Group PLC, GDR	30,193	47,463
	Globaltrans Investment PLC, GDR	19,351	170,482
*	Lenta PLC, GDR	7,070	21,422
*	Mail.Ru Group Ltd., GDR	6,533	133,665
	Mobile TeleSystems PJSC, Sponsored ADR	31,844	292,646
	PhosAgro PJSC, GDR	2,605	62,323
	PhosAgro PJSC, GDR	6,204	148,400
	Polyus PJSC, GDR	3,231	320,192
	Polyus PJSC, GDR	941	93,029
	QIWI PLC, Sponsored ADR	9,565	83,694
	Ros Agro PLC, GDR	8,192	136,151
	Sberbank of Russia PJSC, Sponsored ADR	47,251	947,620
	Sberbank of Russia PJSC, Sponsored ADR	44,470	892,958
	VTB Bank PJSC, GDR	102,771	149,635
	X5 Retail Group NV, GDR	10,620	361,505

TOTAL RUSSIA			3,861,185

SAUDI ARABIA — (3.1%)
	Abdullah Al Othaim Markets Co.	11,992	369,608
	Advanced Petrochemical Co.	36,423	723,799
*	Al Alamiya for Cooperative Insurance Co.	1,530	10,697
	Al Babtain Power & Telecommunication Co.	4,478	44,170
*	Al Etihad Cooperative Insurance Co.	2,567	15,090
	Al Hammadi Co. for Development & Investment	12,467	140,760
*	Al Hassan Ghazi Ibrahim Shaker Co.	2,898	18,623
	Al Moammar Information Systems Co.	3,168	126,473
	Al Rajhi Bank	95,840	3,545,448
*	Al Rajhi Co. for Co-operative Insurance	5,314	131,981
*	AlAbdullatif Industrial Investment Co.	3,860	35,550
	Alandalus Property Co.	9,665	51,914
	Alaseel Co.	3,999	62,931
	Aldrees Petroleum & Transport Services Co.	14,422	284,478
	Alinma Bank	138,372	929,051
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,839	19,070
*	Alujain Holding	12,285	207,935
	Arab National Bank	34,791	213,756
	Arabian Centres Co. Ltd.	11,519	78,417
*	Arabian Shield Cooperative Insurance Co.	3,144	20,421
	Arriyadh Development Co.	6,658	47,245
*	Aseer Trading Tourism & Manufacturing Co.	8,236	50,058
	Astra Industrial Group	14,037	161,576
*	AXA Cooperative Insurance Co.	3,559	34,446
*	Bank AlBilad	94,465	1,064,023
	Bank Al-Jazira	99,089	507,953
	Banque Saudi Fransi	50,934	573,306

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Basic Chemical Industries Ltd.	1,702	$21,456
	Bawan Co.	7,386	78,098
	Bupa Arabia for Cooperative Insurance Co.	21,365	824,605
	Co. for Cooperative Insurance	16,424	377,057
	Dallah Healthcare Co.	4,466	86,527
*	Dar Al Arkan Real Estate Development Co.	170,303	449,475
	Dr Sulaiman Al Habib Medical Services Group Co.	6,000	265,437
	Electrical Industries Co.	2,748	22,283
*	Emaar Economic City	96,925	327,848
	Etihad Etisalat Co.	77,219	622,557
	Fitaihi Holding Group	618	8,076
	Halwani Brothers Co.	2,941	73,521
	Herfy Food Services Co.	3,218	56,213
	Jarir Marketing Co.	14,321	774,454
	Leejam Sports Co. JSC	1,670	50,542
	Maharah Human Resources Co.	7,074	162,346
*	Malath Cooperative Insurance Co.	3,324	25,743
*	Mediterranean & Gulf Insurance & Reinsurance Co.	3,250	20,200
*	Methanol Chemicals Co.	4,285	40,656
*	Middle East Healthcare Co.	4,887	48,455
*	Middle East Paper Co.	8,991	110,937
*	Mobile Telecommunications Co. Saudi Arabia	90,128	326,230
	Mouwasat Medical Services Co.	10,470	503,315
*	Nama Chemicals Co.	3,503	38,276
*	National Agriculture Development Co.	7,792	73,740
*	National Co. for Glass Manufacturing	10,047	99,088
	National Co. for Learning & Education	839	14,203
	National Gas & Industrialization Co.	4,353	68,527
	National Medical Care Co.	3,863	62,691
	National Petrochemical Co.	21,720	279,129
*	Rabigh Refining & Petrochemical Co.	66,759	509,073
	Riyad Bank	183,986	1,448,482
	SABIC Agri-Nutrients Co.	21,510	943,811
*	Saudi Arabian Mining Co.	34,939	761,756
	Saudi Automotive Services Co.	6,110	55,053
	Saudi Basic Industries Corp.	14,716	507,208
	Saudi British Bank	56,910	502,929
	Saudi Ceramic Co.	10,634	154,355
	Saudi Chemical Co. Holding	10,454	105,696
	Saudi Co. For Hardware CJSC	6,478	99,216
*	Saudi Ground Services Co.	19,861	197,372
	Saudi Industrial Investment Group	40,889	413,285
	Saudi Industrial Services Co.	7,491	70,260
	Saudi Investment Bank	56,184	270,142
*	Saudi Kayan Petrochemical Co.	192,580	1,048,347
*	Saudi Marketing Co.	7,310	63,046
	Saudi National Bank	157,120	2,758,193
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,341	72,518
*	Saudi Printing & Packaging Co.	6,278	45,431
*	Saudi Public Transport Co.	7,835	50,464
*	Saudi Re for Cooperative Reinsurance Co.	7,471	38,071
*	Saudi Real Estate Co.	7,183	42,800
*	Saudi Research & Media Group	13,426	605,080
	Saudi Telecom Co.	55,088	1,720,875
	Saudia Dairy & Foodstuff Co.	5,152	225,583
	Savola Group	69,807	680,966
*	Seera Group Holding	58,482	360,852
	United Electronics Co.	6,908	259,438
	United International Transportation Co.	9,496	127,351

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Yanbu National Petrochemical Co.	30,159	$612,799

TOTAL SAUDI ARABIA			30,130,916

SOUTH AFRICA — (2.3%)
	AECI Ltd.	31,856	236,525
	Afrimat Ltd.	14,071	46,437
	Alexander Forbes Group Holdings Ltd.	175,103	50,202
	Altron Ltd., Class A	70,082	50,328
	Alviva Holdings Ltd.	18,425	17,962
	Anglo American Platinum Ltd.	5,365	543,581
	AngloGold Ashanti Ltd.	23,308	430,003
#	AngloGold Ashanti Ltd., Sponsored ADR	32,378	598,345
	Aspen Pharmacare Holdings Ltd.	49,844	791,855
*	Aveng Ltd.	5,274,175	21,031
	Barloworld Ltd.	48,772	409,592
	Bid Corp. Ltd.	51,287	1,099,242
	Bidvest Group Ltd.	68,702	860,231
*	Blue Label Telecoms Ltd.	146,716	53,265
*	Brait PLC	103,172	28,777
	Cashbuild Ltd.	4,133	72,125
	Clicks Group Ltd.	53,231	973,486
	Coronation Fund Managers Ltd.	45,762	152,098
	DataTec Ltd.	71,287	194,116
Ω	Dis-Chem Pharmacies Ltd.	91,901	191,830
*	Discovery Ltd.	47,071	431,842
*	Distell Group Holdings Ltd.	12,701	152,213
*	Famous Brands Ltd.	7,090	34,288
*	Foschini Group Ltd.	31,674	268,609
	Gold Fields Ltd.	6,214	57,742
	Gold Fields Ltd., Sponsored ADR	185,999	1,726,071
*	Grindrod Shipping Holdings Ltd.	2,134	30,663
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	19,872	71,937
	Hudaco Industries Ltd.	9,126	82,079
	Impala Platinum Holdings Ltd.	81,771	1,058,309
	Imperial Logistics Ltd.	24,870	101,571
	Investec Ltd.	42,409	195,254
	Invicta Holdings Ltd.	5,349	10,366
	Italtile Ltd.	106,697	123,321
	KAP Industrial Holdings Ltd.	315,095	96,965
#	Kumba Iron Ore Ltd.	11,613	353,386
	Lewis Group Ltd.	9,835	27,865
*	Liberty Holdings Ltd.	23,904	141,140
	Libstar Holdings Ltd.	50,632	21,936
*	Life Healthcare Group Holdings Ltd.	215,244	340,856
*	Long4Life Ltd.	101,070	39,657
*	Massmart Holdings Ltd.	28,257	115,933
	Metair Investments Ltd.	21,936	41,620
	MiX Telematics Ltd., Sponsored ADR	3,696	46,311
	Momentum Metropolitan Holdings	142,464	182,946
	Motus Holdings Ltd.	45,438	303,174
*	Mpact Ltd.	55,728	124,138
	Mr. Price Group Ltd.	30,464	397,572
	MultiChoice Group	91,912	730,909
*	Murray & Roberts Holdings Ltd.	69,768	63,934
*	Nampak Ltd.	160,499	40,648
	Naspers Ltd., Class N	4,673	791,390
	NEPI Rockcastle PLC	49,553	331,266
	Ninety One Ltd.	32,530	112,331
*	Northam Platinum Holdings Ltd.	25,718	385,139

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Old Mutual Ltd.	686,120	$700,875
	Omnia Holdings Ltd.	47,200	195,292
*Ω	Pepkor Holdings Ltd.	139,320	219,672
	Pick n Pay Stores Ltd.	40,523	157,732
	PSG Group Ltd.	45,814	229,539
	PSG Konsult Ltd.	151,180	137,935
	Raubex Group Ltd.	26,464	56,576
	Reunert Ltd.	40,589	134,092
	RFG Holdings Ltd.	21,034	17,126
	Royal Bafokeng Platinum Ltd.	22,698	162,604
	Sanlam Ltd.	375,405	1,541,983
*	Sappi Ltd.	66,553	204,437
	Sibanye Stillwater Ltd.	220,496	771,681
	Sibanye Stillwater Ltd., ADR	5,805	82,431
	SPAR Group Ltd.	64,653	825,506
	Standard Bank Group Ltd.	40,804	361,581
	Transaction Capital Ltd.	91,924	265,085
	Truworths International Ltd.	33,530	118,216
	Wilson Bayly Holmes-Ovcon Ltd.	15,695	109,118
	Woolworths Holdings Ltd.	121,888	429,049

TOTAL SOUTH AFRICA			22,574,942

SOUTH KOREA — (15.3%)
*	3S Korea Co. Ltd.	7,967	28,864
	ABco Electronics Co. Ltd.	2,081	20,253
*	Able C&C Co. Ltd.	1,620	10,642
	ABOV Semiconductor Co. Ltd.	1,884	21,325
*	Actoz Soft Co. Ltd.	1,755	16,780
	Actro Co. Ltd.	1,337	8,939
	ADTechnology Co. Ltd.	1,279	23,997
	Advanced Nano Products Co. Ltd.	823	31,520
	Advanced Process Systems Corp.	4,597	93,456
	Aekyung Industrial Co. Ltd.	1,052	20,039
	Aekyung Petrochemical Co. Ltd.	4,552	52,560
*	AeroSpace Technology of Korea, Inc.	6,981	39,049
	AfreecaTV Co. Ltd.	2,743	454,436
*	Agabang&Company	2,179	9,901
	Ahn-Gook Pharmaceutical Co. Ltd.	1,820	16,128
	Ahnlab, Inc.	1,018	71,495
	AJ Networks Co. Ltd.	2,003	9,613
*	Ajin Industrial Co. Ltd.	8,452	25,646
	AK Holdings, Inc.	798	18,137
*	Alpha Holdings, Inc.	4,025	12,138
*	Alteogen, Inc.	3,261	195,316
*	ALUKO Co. Ltd.	10,456	35,923
*	Amicogen, Inc.	1,290	35,708
*	Aminologics Co. Ltd.	7,906	17,195
#	Amorepacific Corp.	7,107	1,105,931
	AMOREPACIFIC Group	8,104	344,927
*	Amotech Co. Ltd.	1,395	37,129
*	Anam Electronics Co. Ltd.	13,023	26,503
*	Ananti, Inc.	3,404	38,617
*	Anterogen Co. Ltd.	418	21,016
*	Apact Co. Ltd.	1,984	10,887
*	Aprogen Healthcare & Games, Inc.	14,804	9,872
*	Aprogen Medicines, Inc.	19,814	31,810
*	Aprogen pharmaceuticals, Inc.	53,817	47,115
*	APS Holdings Corp.	1,428	21,902
	APTC Co. Ltd.	2,084	29,935

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Asia Business Daily Co. Ltd.	5,396	$18,043
	Asia Paper Manufacturing Co. Ltd.	1,042	40,949
	Atec Co. Ltd.	780	16,275
*	A-Tech Solution Co. Ltd.	1,146	13,909
	Atinum Investment Co. Ltd.	5,620	25,477
	Aurora World Corp	2,303	20,333
	Austem Co. Ltd.	6,608	16,098
	Autech Corp.	4,220	39,493
	Avaco Co. Ltd.	2,470	21,861
	Avatec Co. Ltd.	514	9,763
	Baiksan Co. Ltd.	4,496	30,551
	BGF Co. Ltd.	7,644	36,370
	BGF retail Co. Ltd.	2,022	280,896
	BH Co. Ltd.	2,893	46,483
*	BHI Co. Ltd.	4,278	18,390
*	Binex Co. Ltd.	3,695	52,552
	Binggrae Co. Ltd.	1,377	65,659
*	Bluecom Co. Ltd.	1,347	10,894
	BNK Financial Group, Inc.	32,857	247,710
	Boditech Med, Inc.	6,480	89,482
*	Bohae Brewery Co. Ltd.	24,371	20,686
	Bookook Securities Co. Ltd.	462	9,741
	Boryung Pharmaceutical Co. Ltd.	6,319	78,048
	Bukwang Pharmaceutical Co. Ltd.	2,589	28,989
	BYC Co. Ltd.	52	19,419
	Byucksan Corp.	8,835	27,720
*	Cafe24 Corp.	1,154	28,530
*	CammSys Corp.	17,801	28,714
	Camus Engineering & Construction, Inc.	8,563	21,264
	Cape Industries Ltd.	3,040	12,541
*	Capro Corp.	4,864	17,282
	Caregen Co. Ltd.	272	15,693
*	Carelabs Co. Ltd.	2,826	20,595
*	Celltrion Healthcare Co. Ltd.	6,424	446,683
*	Celltrion Pharm, Inc.	1,714	166,950
*	Celltrion, Inc.	9,387	1,616,064
*	Cellumed Co. Ltd.	3,482	20,780
*	CENTRAL MOTEK Co. Ltd.	915	22,790
*	Chabiotech Co. Ltd.	2,937	49,187
	Changhae Ethanol Co. Ltd.	2,011	24,720
*	Charm Engineering Co. Ltd.	14,383	15,511
	Cheil Worldwide, Inc.	32,437	662,810
	Chemtronics Co. Ltd.	3,577	78,803
*	ChinHung International, Inc.	10,878	19,654
	Chinyang Holdings Corp.	7,730	21,355
	Chong Kun Dang Pharmaceutical Corp.	2,208	221,763
*	CHOROKBAEM Co Co. Ltd.	13,903	18,313
*	Chorokbaem Media Co. Ltd.	9,118	21,369
	Chosun Refractories Co. Ltd.	299	22,535
	Chunbo Co. Ltd.	497	120,845
	Chungdahm Learning, Inc.	1,062	31,383
	CJ CheilJedang Corp.	3,575	1,161,888
	CJ Corp.	4,599	378,109
	CJ ENM Co. Ltd.	2,904	439,235
*	CJ Freshway Corp.	688	19,409
*	CJ Logistics Corp.	1,926	234,184
	CKD Bio Corp.	528	19,059
#	Classys, Inc.	2,158	41,177
	Clean & Science Co. Ltd.	1,098	18,955

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CLIO Cosmetics Co. Ltd.	714	$13,733
*	Cloud Air Co. Ltd.	12,988	19,577
*	CMG Pharmaceutical Co. Ltd.	8,816	29,102
*	CoAsia Corp.	1,572	11,751
*	CODI-M Co. Ltd.	85,920	18,243
	Com2uSCorp.	1,945	214,277
*	Comtec Systems Co. Ltd.	24,345	19,393
*	Coreana Cosmetics Co. Ltd.	5,220	19,099
	Cosmax BTI, Inc.	1,055	15,762
*	COSMAX NBT, Inc.	2,057	14,438
#*	Cosmax, Inc.	3,637	386,983
*	Cosmecca Korea Co. Ltd.	1,142	14,597
*	CosmoAM&T Co. Ltd.	1,875	67,799
	Coway Co. Ltd.	24,935	1,690,717
	Coweaver Co. Ltd.	1,455	9,949
	Cowell Fashion Co. Ltd.	8,153	64,217
	Creas F&C Co. Ltd.	547	20,063
*	Creative & Innovative System	8,085	127,715
	Crown Confectionery Co. Ltd.	1,016	8,964
	CROWNHAITAI Holdings Co. Ltd.	1,391	10,561
*	CrystalGenomics, Inc.	5,676	33,357
	CS Wind Corp.	3,253	194,203
*	CTC BIO, Inc.	2,098	15,595
	Cuckoo Holdings Co. Ltd.	1,680	32,436
	Cuckoo Homesys Co. Ltd.	1,747	65,137
*	Curexo, Inc.	2,147	13,409
	Cymechs, Inc.	1,162	16,316
*	DA Technology Co. Ltd.	2,975	21,221
	Dae Han Flour Mills Co. Ltd.	177	24,867
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	10,528
	Dae Hyun Co. Ltd.	9,204	22,669
	Dae Won Chemical Co. Ltd.	4,549	22,794
	Dae Won Kang Up Co. Ltd.	9,092	32,827
*	Dae Young Packaging Co. Ltd.	9,311	19,839
	Daea TI Co. Ltd.	5,700	32,313
	Daebongls Co. Ltd.	2,018	15,093
*	Daechang Co. Ltd.	9,952	17,364
	Daedong Corp.	2,998	25,209
	Daeduck Co. Ltd.	2,546	15,986
	Daeduck Electronics Co. Ltd.	3,691	54,380
	Daegu Department Store	870	7,884
*	Daehan New Pharm Co. Ltd.	2,297	22,035
*	DAEHO AL Co. Ltd.	4,995	16,618
*	Dae-Il Corp.	5,949	29,033
	Daejung Chemicals & Metals Co. Ltd.	974	18,346
	Daekyo Co. Ltd.	2,127	7,898
	Daelim B&Co Co. Ltd.	3,143	18,860
*	Daemyung Sonoseason Co. Ltd.	25,454	33,641
	Daesang Corp.	5,918	121,070
	Daesang Holdings Co. Ltd.	1,529	13,117
*	Daesung Eltec Co. Ltd.	18,359	15,573
	Daesung Energy Co. Ltd.	2,804	22,933
	Daesung Holdings Co. Ltd.	1,272	48,213
*	Daewon Media Co. Ltd.	665	19,574
	Daewon Pharmaceutical Co. Ltd.	3,980	54,349
	Daewon San Up Co. Ltd.	2,161	12,288
#*	Daewoo Engineering & Construction Co. Ltd.	94,865	507,899
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,886	64,101
	Daewoong Co. Ltd.	2,917	79,039

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daewoong Pharmaceutical Co. Ltd.	407	$48,921
	Daihan Pharmaceutical Co. Ltd.	1,066	27,604
	Daishin Information & Communication	9,726	10,844
	Daishin Securities Co. Ltd.	8,360	149,316
*	Danal Co. Ltd.	11,350	80,350
	Danawa Co. Ltd.	3,296	79,063
	Daou Data Corp.	4,343	50,504
	Daou Technology, Inc.	4,216	84,347
*	Dasan Networks, Inc.	6,785	41,457
	Dawonsys Co. Ltd.	4,466	125,959
*	Dayou Automotive Seat Technology Co. Ltd.	29,843	45,901
*	Dayou Plus Co. Ltd.	14,841	18,025
	DB Financial Investment Co. Ltd.	6,205	37,640
#	DB Insurance Co. Ltd.	18,271	928,528
*	DB, Inc.	36,593	32,076
	Dentium Co. Ltd.	1,617	95,855
	Deutsch Motors, Inc.	5,379	35,053
	Device ENG Co. Ltd.	1,540	38,831
	DGB Financial Group, Inc.	25,043	221,902
	DHP Korea Co. Ltd.	3,594	21,513
	DI Dong Il Corp.	315	77,486
	Digital Daesung Co. Ltd.	4,512	37,719
*	Digital Imaging Technology Co. Ltd.	1,887	16,526
	Digital Power Communications Co. Ltd.	4,980	63,420
*	DIO Corp.	2,824	91,232
	DL Construction Co. Ltd.	2,489	62,875
*	DL E&C Co. Ltd.	4,608	533,535
	DL Holdings Co. Ltd.	3,675	207,201
	DMS Co. Ltd.	7,907	43,553
	DNF Co. Ltd.	1,966	34,497
	Dohwa Engineering Co. Ltd.	2,708	18,375
	Dong A Eltek Co. Ltd.	1,716	15,882
	Dong-A Socio Holdings Co. Ltd.	308	27,907
	Dong-A ST Co. Ltd.	1,550	96,741
	Dong-Ah Geological Engineering Co. Ltd.	2,634	41,677
*	Dongbang Transport Logistics Co. Ltd.	12,438	42,349
	Dongbu Corp.	4,141	53,546
	Dongjin Semichem Co. Ltd.	17,363	522,662
	Dongkoo Bio & Pharma Co. Ltd.	2,893	20,119
	DongKook Pharmaceutical Co. Ltd.	6,285	120,807
	Dongkuk Steel Mill Co. Ltd.	18,287	266,909
	Dongkuk Structures & Construction Co. Ltd.	6,207	31,194
	Dongsuh Cos., Inc.	3,683	108,749
	Dongsung Chemical Co. Ltd.	11,196	55,428
	Dongsung Finetec Co. Ltd.	7,835	84,234
*	Dongsung Pharmaceutical Co. Ltd.	1,400	10,673
*	Dongwha Enterprise Co. Ltd.	702	50,884
	Dongwha Pharm Co. Ltd.	3,999	56,454
	Dongwon Development Co. Ltd.	13,299	61,234
	Dongwon F&B Co. Ltd.	335	58,866
	Dongwon Industries Co. Ltd.	374	72,986
	Dongwon Systems Corp.	1,256	56,083
	Dongyang E&P, Inc.	1,464	24,330
*	Doosan Bobcat, Inc.	12,810	418,665
	Doosan Co. Ltd.	1,298	114,845
*	Doosan Fuel Cell Co. Ltd.	6,437	288,953
*	Doosan Heavy Industries & Construction Co. Ltd.	55,803	1,167,336
#*	Doosan Infracore Co. Ltd.	12,168	109,525
	DoubleUGames Co. Ltd.	1,843	101,303

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Douzone Bizon Co. Ltd.	6,337	$442,360
*	Dream Security Co. Ltd.	4,393	17,092
	Dreamtech Co. Ltd.	4,863	41,545
*	Dreamus Co.	4,115	16,535
	Drgem Corp.	1,242	12,341
*	DSK Co. Ltd.	2,111	15,039
	DTR Automotive Corp.	464	23,097
*	Duck Yang Industry Co. Ltd.	3,457	11,081
*	Duk San Neolux Co. Ltd.	1,914	88,997
*	Duksan Hi-Metal Co. Ltd.	947	11,115
*	Duksan Techopia Co. Ltd.	961	19,626
	Duksung Co. Ltd.	1,342	23,113
	DY Corp.	4,932	23,206
	DY POWER Corp.	1,368	14,941
	DYPNF Co. Ltd.	838	27,763
*	E Investment&Development Co. Ltd.	44,413	14,705
*	E& Corp. Co. Ltd.	5,126	20,993
	E1 Corp.	763	34,241
	Eagon Industrial Ltd.	1,685	20,531
	eBEST Investment & Securities Co. Ltd.	3,331	25,900
	Echo Marketing, Inc.	5,576	82,941
*	EcoBio Holdings Co. Ltd.	2,544	19,411
	Ecopro BM Co. Ltd.	1,971	692,984
	Ecopro Co. Ltd.	5,888	506,262
*	Ecopro HN Co. Ltd.	5,316	495,034
	e-Credible Co. Ltd.	854	14,661
*	Ehwa Technologies Information Co. Ltd.	25,302	38,940
	Elentec Co. Ltd.	3,458	32,000
	e-LITECOM Co. Ltd.	1,118	7,845
#	E-MART, Inc.	4,435	638,427
*	EMKOREA Co. Ltd.	4,828	18,338
*	EM-Tech Co. Ltd.	1,746	39,459
	ENF Technology Co. Ltd.	4,649	115,357
	Eo Technics Co. Ltd.	1,073	98,969
*	ES Cube Co. Ltd.	1,871	7,413
	Estechpharma Co. Ltd.	1,744	15,724
	Eugene Corp.	15,858	68,778
	Eugene Investment & Securities Co. Ltd.	13,616	44,394
	Eugene Technology Co. Ltd.	3,358	128,029
	Eusu Holdings Co. Ltd.	1,499	7,654
*	EV Advanced Material Co. Ltd.	14,729	21,926
*	Ewon Comfortech Co. Ltd.	2,746	17,650
*	Exem Co. Ltd.	4,667	18,897
	Exicon Co. Ltd.	1,987	23,758
*	F&F Co. Ltd.	950	709,197
	F&F Holdings Co. Ltd.	959	32,132
	FarmStory Co. Ltd.	10,843	25,256
	Fila Holdings Corp.	15,235	485,401
	Fine Semitech Corp.	1,223	26,788
*	Fine Technix Co. Ltd.	3,676	34,558
*	Foosung Co. Ltd.	2,934	50,371
	Fursys, Inc.	567	18,940
*	FutureChem Co. Ltd.	1,678	25,247
	Gabia, Inc.	3,274	35,934
*	Gamevil, Inc.	880	56,045
	Gaon Cable Co. Ltd.	748	18,200
*	GemVax & Kael Co. Ltd.	1,198	19,134
*	Gemvaxlink Co. Ltd.	20,885	28,738
*	Genexine, Inc.	652	36,660

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Genie Music Corp.	2,182	$10,977
*	GenoFocus, Inc.	2,716	20,530
	Geumhwa PSC Co. Ltd.	908	25,460
	Global Standard Technology Co. Ltd.	1,924	47,708
*	GMB Korea Corp.	1,496	8,287
	GnCenergy Co. Ltd.	4,292	17,888
*	GNCO Co. Ltd.	29,250	20,886
	GOLFZON Co. Ltd.	722	87,513
	Golfzon Newdin Holdings Co. Ltd.	4,684	34,805
	Green Cross Corp.	966	227,270
	Green Cross Holdings Corp.	3,970	99,654
	Green Cross LabCell Corp.	1,264	104,782
#	GS Engineering & Construction Corp.	17,207	610,571
	GS Holdings Corp.	13,782	499,108
	GS Retail Co. Ltd.	11,526	318,208
#*	G-treeBNT Co. Ltd.	4,324	60,652
	Gwangju Shinsegae Co. Ltd.	147	24,345
	Hae In Corp.	3,033	16,131
	HAESUNG DS Co. Ltd.	2,906	108,436
	Haitai Confectionery & Foods Co. Ltd.	2,093	14,939
	Halla Corp.	5,627	27,211
	Halla Holdings Corp.	747	32,628
*	Han Chang Corp.	13,995	13,734
	Han Kuk Carbon Co. Ltd.	8,437	90,936
	Hana Financial Group, Inc.	42,237	1,628,651
*	Hana Micron, Inc.	7,260	143,695
	Hana Pharm Co. Ltd.	1,053	18,540
*	Hanall Biopharma Co. Ltd.	2,608	45,669
	HanChang Paper Co. Ltd.	8,720	15,326
*	Hancom, Inc.	2,264	38,839
	Handok, Inc.	2,093	42,467
	Handsome Co. Ltd.	3,509	126,789
*	Hanjin Heavy Industries & Construction Co. Ltd.	5,345	43,830
*	Hanjin Kal Corp.	380	17,833
	Hanjin Transportation Co. Ltd.	2,334	69,464
	Hankook Shell Oil Co. Ltd.	254	60,722
*	Hankook Technology, Inc.	16,727	14,647
	Hanmi Pharm Co. Ltd.	517	116,866
	Hanmi Science Co. Ltd.	1,178	57,254
	Hanmi Semiconductor Co. Ltd.	5,239	144,415
	HanmiGlobal Co. Ltd.	2,145	19,639
	Hanon Systems	52,987	656,408
	Hansae Co. Ltd.	4,817	95,847
	Hansae Yes24 Holdings Co. Ltd.	1,422	9,704
	Hanshin Construction	2,346	38,276
	Hanshin Machinery Co.	8,151	30,282
	Hansol Chemical Co. Ltd.	3,701	1,044,454
	Hansol Holdings Co. Ltd.	10,383	33,704
*	Hansol HomeDeco Co. Ltd.	19,281	33,169
	Hansol Logistics Co. Ltd.	7,255	29,339
	Hansol Paper Co. Ltd.	3,654	45,135
*	Hansol Technics Co. Ltd.	9,847	57,095
	Hanssem Co. Ltd.	1,793	156,119
#	Hanwha Aerospace Co. Ltd.	12,235	472,571
*	Hanwha General Insurance Co. Ltd.	19,605	75,953
*	Hanwha Investment & Securities Co. Ltd.	36,473	173,299
	Hanwha Life Insurance Co. Ltd.	80,264	239,166
*	Hanwha Solutions Corp.	32,371	1,135,665
	Hanyang Eng Co. Ltd.	4,035	53,177

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Securities Co. Ltd.	2,979	$45,406
	HB Technology Co. Ltd.	20,026	43,647
	HDC Holdings Co. Ltd.	6,128	55,451
	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	395,166
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	10,345
*	Helixmith Co. Ltd.	3,686	75,247
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,923	29,650
*	HFR, Inc.	539	9,855
	High Tech Pharm Co. Ltd.	903	12,525
	HIMS Co. Ltd.	1,879	14,674
	Hite Jinro Co. Ltd.	10,114	301,827
	Hitejinro Holdings Co. Ltd.	2,275	29,006
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	50,116
*	HLB POWER Co. Ltd.	5,347	7,701
*	HLB, Inc.	6,769	243,778
#*	HMM Co. Ltd.	21,017	480,874
*††	HNT Electronics Co. Ltd.	471	145
*	Home Center Holdings Co. Ltd.	29,955	44,262
*	Homecast Co. Ltd.	6,694	17,703
#	Hotel Shilla Co. Ltd.	7,813	585,248
	HS Industries Co. Ltd.	11,008	63,421
*	HSD Engine Co. Ltd.	3,209	25,408
#	Huchems Fine Chemical Corp.	6,279	142,315
*	Hugel, Inc.	1,182	183,662
*	Humasis Co. Ltd.	2,901	40,167
*	Humax Co. Ltd.	9,576	41,591
	Humedix Co. Ltd.	1,698	40,362
*	Huneed Technologies	2,154	13,096
	Huons Co. Ltd.	1,923	83,386
	Huons Global Co. Ltd.	771	32,603
	Huvis Corp.	4,251	35,570
	Huvitz Co. Ltd.	2,931	21,759
	Hwa Shin Co. Ltd.	2,387	19,663
*	Hwail Pharm Co. Ltd.	11,956	29,032
	Hwaseung Corp. Co. Ltd.	10,930	26,373
	Hwaseung Enterprise Co. Ltd.	2,019	29,715
	HwaSung Industrial Co. Ltd.	2,547	29,213
	Hy-Lok Corp.	2,158	35,008
*	Hyosung Advanced Materials Corp.	510	311,511
*	Hyosung Chemical Corp.	791	196,024
	Hyosung Corp.	1,624	143,823
*	Hyosung Heavy Industries Corp.	1,225	70,845
	Hyosung TNC Corp.	539	277,319
	HyosungITX Co. Ltd.	577	9,452
	Hyundai Autoever Corp.	989	99,095
	Hyundai Bioland Co. Ltd.	797	13,638
*	Hyundai Construction Equipment Co. Ltd.	4,937	170,882
	Hyundai Corp.	2,484	39,206
	Hyundai Corp. Holdings, Inc.	1,866	20,728
	Hyundai Department Store Co. Ltd.	1,609	114,246
*	Hyundai Electric & Energy System Co. Ltd.	5,630	106,950
	Hyundai Elevator Co. Ltd.	4,813	199,864
	Hyundai Energy Solutions Co. Ltd.	998	19,664
	Hyundai Engineering & Construction Co. Ltd.	13,965	603,709
	HYUNDAI EVERDIGM Corp.	2,354	11,944
	Hyundai Ezwel Co. Ltd.	4,878	41,226
	Hyundai Futurenet Co. Ltd.	13,368	53,857
	Hyundai Greenfood Co. Ltd.	11,807	98,169
	Hyundai Heavy Industries Holdings Co. Ltd.	9,540	517,208

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Home Shopping Network Corp.	1,520	$91,242
	Hyundai Livart Furniture Co. Ltd.	3,789	51,497
	Hyundai Marine & Fire Insurance Co. Ltd.	22,071	496,370
*	Hyundai Mipo Dockyard Co. Ltd.	4,631	301,176
	Hyundai Mobis Co. Ltd.	6,795	1,468,868
	Hyundai Motor Co.	9,592	1,715,581
	Hyundai Motor Securities Co. Ltd.	3,975	43,181
	Hyundai Pharmaceutical Co. Ltd.	3,292	16,726
*	Hyundai Rotem Co. Ltd.	19,632	380,175
	Hyundai Steel Co.	7,655	292,595
	Hyundai Wia Corp.	3,646	263,299
	HyVision System, Inc.	1,553	22,414
*	iA, Inc.	22,351	19,596
	ICD Co. Ltd.	4,838	51,894
	IDIS Holdings Co. Ltd.	952	10,450
*	IHQ, Inc.	21,803	34,588
*	Il Dong Pharmaceutical Co. Ltd.	1,856	22,385
	Iljin Diamond Co. Ltd.	663	21,500
	Iljin Electric Co. Ltd.	5,905	28,989
	Iljin Holdings Co. Ltd.	3,921	22,527
	Iljin Materials Co. Ltd.	1,722	148,817
	Iljin Power Co. Ltd.	2,335	34,571
	Ilshin Spinning Co. Ltd.	381	37,356
	ilShinbiobase Co. Ltd.	4,015	15,007
	Ilsung Pharmaceuticals Co. Ltd.	190	12,611
	Ilyang Pharmaceutical Co. Ltd.	1,351	34,494
*	IM Co. Ltd.	26,745	22,327
	iMarketKorea, Inc.	5,701	53,668
*	INBIOGEN Co. Ltd.	5,815	18,501
	InBody Co. Ltd.	2,578	60,009
*	INCON Co. Ltd.	6,813	10,819
*	Incross Co. Ltd.	464	18,346
	Industrial Bank of Korea	32,029	303,143
*	Infinitt Healthcare Co. Ltd.	2,990	18,288
	INITECH Co. Ltd.	3,162	16,353
*	INNO Instrument, Inc.	5,170	9,538
	Innocean Worldwide, Inc.	2,817	141,802
	InnoWireless, Inc.	369	11,959
*	Innox Advanced Materials Co. Ltd.	3,176	115,491
*	Inscobee, Inc.	5,576	15,661
*	Insun ENT Co. Ltd.	1,635	16,990
*	Insung Information Co. Ltd.	8,315	20,530
	Intekplus Co. Ltd.	2,308	49,593
	Intellian Technologies, Inc.	347	21,221
	Intelligent Digital Integrated Security Co. Ltd.	826	18,025
*	Interflex Co. Ltd.	2,044	22,728
	Interojo Co. Ltd.	1,204	30,428
	Interpark Corp.	5,603	32,146
	INTOPS Co. Ltd.	2,082	41,528
*	iNtRON Biotechnology, Inc.	3,888	64,201
	Inzi Controls Co. Ltd.	2,405	34,787
	INZI Display Co. Ltd.	4,504	13,048
*	Iones Co. Ltd.	3,098	22,986
	IS Dongseo Co. Ltd.	2,665	103,334
	ISC Co. Ltd.	1,555	35,180
	i-SENS, Inc.	790	22,668
	ISU Chemical Co. Ltd.	7,735	100,879
*	IsuPetasys Co. Ltd.	7,160	25,376
*	ITCEN Co. Ltd.	3,543	14,478

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	ITM Semiconductor Co. Ltd.	554	$22,115
	It’s Hanbul Co. Ltd.	1,009	18,636
*	Jaeyoung Solutec Co. Ltd.	16,568	16,334
*	Jahwa Electronics Co. Ltd.	2,558	40,983
	JASTECH Ltd.	1,874	9,981
*	Jayjun Cosmetic Co. Ltd.	17,319	17,115
	JB Financial Group Co. Ltd.	26,941	204,806
	JC Hyun System, Inc.	3,328	18,433
*	Jcontentree Corp.	544	32,655
	Jeil Pharmaceutical Co. Ltd.	637	18,532
	Jinsung T.E.C	3,429	35,130
	JLS Co. Ltd.	1,866	12,121
*	JNK Heaters Co. Ltd.	1,897	11,552
*	JNTC Co. Ltd.	2,483	17,555
*	JoyCity Corp.	1,842	17,272
*	Jusung Engineering Co. Ltd.	2,900	27,944
	JVM Co. Ltd.	1,438	19,758
	JW Holdings Corp.	11,859	39,738
	JW Life Science Corp.	1,759	24,391
	JW Pharmaceutical Corp.	979	19,601
*	JW Shinyak Corp.	3,245	10,739
	JYP Entertainment Corp.	3,780	170,007
	Kakao Corp.	8,902	957,716
	Kangnam Jevisco Co. Ltd.	731	15,656
*	Kangwon Land, Inc.	12,679	301,691
	KAON Media Co. Ltd.	3,057	43,245
#	KB Financial Group, Inc.	54,665	2,645,998
	KB Financial Group, Inc., ADR	434	20,862
*	KBI Metal Co. Ltd.	8,579	14,967
	KC Co. Ltd.	2,179	42,745
	KC Tech Co. Ltd.	1,797	34,641
	KCC Corp.	1,119	320,010
	KCC Engineering & Construction Co. Ltd.	1,061	9,087
	KCC Glass Corp.	1,315	67,881
	KCI Ltd.	1,125	8,519
	KCTC	3,591	19,957
*	KEC Corp.	10,697	34,066
	KEPCO Engineering & Construction Co., Inc.	1,140	69,218
#	KEPCO Plant Service & Engineering Co. Ltd.	8,095	289,759
	Keyang Electric Machinery Co. Ltd.	5,137	20,492
*	KEYEAST Co. Ltd.	2,966	38,489
	KG Chemical Corp.	3,274	95,334
	Kginicis Co. Ltd.	7,816	124,966
	KGMobilians Co. Ltd.	5,530	43,579
*	KH Electron Co. Ltd.	13,460	8,953
*	KH FEELUX Co. Ltd.	29,424	76,443
	Kia Corp.	25,635	1,870,646
*	KineMaster Corp.	1,167	17,047
	KINX, Inc.	659	27,004
	KISCO Holdings Co. Ltd.	1,214	19,030
	KISWIRE Ltd.	2,321	54,715
	KIWOOM Securities Co. Ltd.	5,062	456,347
	KM Corp.	1,860	13,125
*	KMH Hitech Co. Ltd.	13,170	18,589
*	KMW Co. Ltd.	3,414	120,638
	Knotus Co. Ltd.	940	19,757
	Kocom Co. Ltd.	2,745	15,635
	Koh Young Technology, Inc.	6,350	100,342
	Kolmar BNH Co. Ltd.	3,311	100,712

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar Korea Co. Ltd.	3,643	$139,274
	Kolmar Korea Holdings Co. Ltd.	3,177	62,806
	Kolon Corp.	491	14,907
	Kolon Global Corp.	1,683	37,574
	Kolon Industries, Inc.	6,689	511,812
	Komelon Corp.	1,270	13,200
	KoMiCo Ltd.	1,679	117,374
*	Komipharm International Co. Ltd.	2,323	17,900
*	KONA I Co. Ltd.	1,461	43,258
	Kopla Co. Ltd.	4,133	30,813
	Korea Alcohol Industrial Co. Ltd.	5,044	60,136
	Korea Asset In Trust Co. Ltd.	20,730	78,439
	Korea Business News Co. Ltd.	1,839	11,448
	Korea Cast Iron Pipe Industries Co. Ltd.	1,260	10,612
*	Korea Circuit Co. Ltd.	2,289	30,958
	Korea Electric Terminal Co. Ltd.	1,432	92,668
	Korea Electronic Certification Authority, Inc.	3,177	21,817
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	66,980
	Korea Export Packaging Industrial Co. Ltd.	802	17,689
	Korea Flange Co. Ltd.	5,239	13,048
	Korea Fuel-Tech Corp.	5,879	18,429
*	Korea Gas Corp.	6,751	256,467
	Korea Investment Holdings Co. Ltd.	12,936	967,501
	Korea Petrochemical Ind Co. Ltd.	694	110,315
	Korea Petroleum Industries Co.	3,587	39,647
	Korea Ratings Corp.	163	11,531
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	70,826
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,049	623,235
	Korea United Pharm, Inc.	1,508	62,991
#	Korea Zinc Co. Ltd.	1,833	843,949
	Korean Reinsurance Co.	22,283	184,525
	Kortek Corp.	1,790	16,865
*	KOSES Co. Ltd.	2,319	24,570
*	KPM Tech Co. Ltd.	16,691	19,591
	KPX Chemical Co. Ltd.	576	28,485
*	KSIGN Co. Ltd.	14,785	29,283
*	KT Alpha Co. Ltd.	5,035	39,657
	KT Skylife Co. Ltd.	6,097	52,909
	KT Submarine Co. Ltd.	6,588	33,880
	KTB Investment & Securities Co. Ltd.	4,113	23,231
	KTCS Corp.	13,494	30,870
*	Kuk Young G&M	7,186	12,340
	Kukbo Design Co. Ltd.	981	20,858
	Kukdo Chemical Co. Ltd.	1,104	63,245
	Kukdong Corp.	14,342	31,230
	Kukdong Oil & Chemicals Co. Ltd.	4,500	16,684
*	Kum Yang Co. Ltd.	3,102	13,514
	Kumho Petrochemical Co. Ltd.	4,971	731,419
*	Kumho Tire Co., Inc.	6,014	27,497
	KUMHOE&C Co. Ltd.	8,092	83,643
	Kumkang Kind Co. Ltd.	5,636	38,031
	Kwang Dong Pharmaceutical Co. Ltd.	10,748	71,524
	Kwang Myung Electric Co. Ltd.	8,460	22,377
	Kyeryong Construction Industrial Co. Ltd.	1,770	54,353
	Kyobo Securities Co. Ltd.	2,422	18,244
	Kyongbo Pharmaceutical Co. Ltd.	1,775	15,112
	Kyung Dong Navien Co. Ltd.	2,192	125,843
	Kyung Nong Corp.	1,661	18,868
	Kyungbang Co. Ltd.	3,048	34,748

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Kyungchang Industrial Co. Ltd.	3,490	$11,480
	Kyungdong Pharm Co. Ltd.	5,683	69,977
	Kyung-In Synthetic Corp.	12,630	75,984
	L&C Bio Co. Ltd.	1,830	53,626
	L&F Co. Ltd.	1,477	233,843
	LB Semicon, Inc.	9,863	107,305
	Lee Ku Industrial Co. Ltd.	6,450	21,507
	LEENO Industrial, Inc.	2,545	373,007
	LF Corp.	5,047	79,091
	LG Chem Ltd.	5,239	3,759,270
	LG Corp.	1,882	147,130
	LG Electronics, Inc.	29,914	3,094,719
	LG HelloVision Co. Ltd.	11,051	65,513
	LG Household & Health Care Ltd.	1,935	1,936,715
#	LG Innotek Co. Ltd.	4,705	845,755
	LMS Co. Ltd.	1,448	13,867
	Lotte Chemical Corp.	3,741	719,549
	Lotte Chilsung Beverage Co. Ltd.	845	105,510
	Lotte Confectionery Co. Ltd.	360	39,692
	Lotte Corp.	5,225	146,352
*	Lotte Data Communication Co.	1,008	33,106
	LOTTE Fine Chemical Co. Ltd.	4,465	325,980
	LOTTE Himart Co. Ltd.	2,510	59,656
*	Lotte Non-Life Insurance Co. Ltd.	13,922	21,946
	Lotte Shopping Co. Ltd.	1,991	179,197
	LS Corp.	4,585	245,823
	LS Electric Co. Ltd.	4,112	208,111
*	Lutronic Corp.	2,064	33,318
*	LVMC Holdings	13,531	38,847
	LX Hausys Ltd.	1,948	116,154
#	LX Semicon Co. Ltd.	3,796	356,933
	Macquarie Korea Infrastructure Fund	78,748	922,967
	Macrogen, Inc.	1,168	28,529
	Maeil Dairies Co. Ltd.	760	45,870
	Maeil Holdings Co. Ltd.	1,193	10,125
	MAKUS, Inc.	1,880	12,238
*	Mando Corp.	5,159	276,915
	Mcnex Co. Ltd.	3,980	148,067
	ME2ON Co. Ltd.	11,778	59,506
	Mediana Co. Ltd.	2,343	12,046
*	Medipost Co. Ltd.	1,643	32,031
	Medy-Tox, Inc.	587	75,363
*	Meerecompany, Inc.	202	4,274
	MegaStudy Co. Ltd.	2,286	27,141
	MegaStudyEdu Co. Ltd.	1,509	99,343
	Meritz Financial Group, Inc.	12,266	350,847
	Meritz Fire & Marine Insurance Co. Ltd.	22,510	535,057
#	Meritz Securities Co. Ltd.	135,284	540,579
*	Mgame Corp.	4,951	39,925
	Mi Chang Oil Industrial Co. Ltd.	177	12,022
*	MiCo Ltd.	8,660	103,926
	Minwise Co. Ltd.	2,056	32,955
	Mirae Asset Life Insurance Co. Ltd.	18,089	66,170
	Mirae Asset Securities Co. Ltd.	101,373	756,298
	Mirae Asset Venture Investment Co. Ltd.	2,852	20,617
*	MiraeING	19,965	9,272
	Miwon Chemicals Co. Ltd.	147	10,077
	Miwon Commercial Co. Ltd.	534	94,866
	Miwon Holdings Co. Ltd.	286	33,985

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Specialty Chemical Co. Ltd.	566	$104,408
	MK Electron Co. Ltd.	3,608	58,239
*	MNTech Co. Ltd.	8,257	29,593
*	Mobase Co. Ltd.	2,910	8,700
*	Mobase Electronics Co. Ltd.	7,801	14,700
*	MOM’S TOUCH&Co.	8,690	36,370
	Monalisa Co. Ltd.	2,798	9,516
	MonAmi Co. Ltd.	3,983	15,976
	Moonbae Steel Co. Ltd.	4,967	18,700
	Moorim P&P Co. Ltd.	4,923	18,885
	Motonic Corp.	2,192	20,905
*	Motrex Co. Ltd.	3,771	18,359
	Mr Blue Corp.	2,339	17,720
	MS Autotech Co. Ltd.	4,134	21,520
	Muhak Co. Ltd.	2,049	17,076
	Multicampus Co. Ltd.	382	12,290
*	MyungMoon Pharm Co. Ltd.	4,579	22,286
	Nam Hwa Construction Co. Ltd.	3,709	29,428
	Namhae Chemical Corp.	6,272	72,113
*	NamKwang Engineering & Construction Co. Ltd.	843	11,012
*	Namsun Aluminum Co. Ltd.	6,192	15,589
	Namsung Corp.	6,032	17,542
*	Namuga Co. Ltd.	1,476	10,590
	Namyang Dairy Products Co. Ltd.	94	36,880
*	NanoenTek, Inc.	3,575	22,069
*	Nanos Co. Ltd.	3,733	18,477
	Nasmedia Co. Ltd.	847	25,588
*	Nat Games Co. Ltd.	1,701	22,307
	NAVER Corp.	3,665	1,274,257
	NCSoft Corp.	1,831	983,810
*	NDFOS Co. Ltd.	2,511	19,439
	NeoPharm Co. Ltd.	568	13,017
*	Neowiz	4,074	91,899
*	Neowiz Holdings Corp.	920	39,539
*	NEPES Corp.	2,620	78,790
Ω	Netmarble Corp.	545	57,712
	Newtree Co. Ltd.	429	10,540
	Nexen Corp.	4,007	17,241
	Nexen Tire Corp.	4,735	30,698
*	Nexon GT Co. Ltd.	2,476	25,180
*	NEXT BT Co. Ltd.	15,530	21,621
*	Next Entertainment World Co. Ltd.	2,346	34,520
	NextEye Co. Ltd.	13,528	19,482
	NH Investment & Securities Co. Ltd.	62,048	700,816
*	NHN Corp.	3,556	243,654
*	NHN KCP Corp.	4,575	224,476
	Nice Information & Telecommunication, Inc.	2,046	59,039
	NICE Information Service Co. Ltd.	10,591	179,227
	NICE Total Cash Management Co. Ltd.	8,837	42,050
*	NK Co. Ltd.	11,295	10,912
*	NK Mulsan Co. Ltd.	25,450	40,281
	Nong Shim Holdings Co. Ltd.	454	30,049
	Nong Woo Bio Co. Ltd.	1,061	10,790
	NongShim Co. Ltd.	758	183,795
	NOROO Paint & Coatings Co. Ltd.	2,414	21,540
	NOVAREX Co. Ltd.	663	23,593
	NPC	2,777	15,149
	NS Shopping Co. Ltd.	3,019	35,959
*	NSN Co. Ltd.	12,887	14,391

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Oceanbridge Co. Ltd.	1,631	$19,251
*	OCI Co. Ltd.	2,146	237,763
	Okong Corp.	5,256	19,825
*	Omnisystem Co. Ltd.	6,034	11,551
	Opto Device Technology Co. Ltd.	2,831	16,809
	OptoElectronics Solutions Co. Ltd.	742	21,263
*	Orbitech Co. Ltd.	3,497	21,461
	Orion Corp.	7,891	798,047
	Orion Holdings Corp.	5,970	81,849
	Osstem Implant Co. Ltd.	3,404	360,829
*	Osung Advanced Materials Co. Ltd.	18,332	41,595
	Ottogi Corp.	332	136,760
	Paik Kwang Industrial Co. Ltd.	4,373	21,113
*	Pan-Pacific Co. Ltd.	4,645	10,837
	Park Systems Corp.	894	90,814
	Partron Co. Ltd.	11,262	90,438
	Paseco Co. Ltd.	1,338	25,374
*	Pearl Abyss Corp.	4,707	419,109
	People & Technology, Inc.	4,107	123,095
	PharmaResearch Co. Ltd.	898	70,844
*	PharmGen Science, Inc.	2,513	25,537
*	Pharmicell Co. Ltd.	5,575	59,720
	PI Advanced Materials Co. Ltd.	4,049	156,830
	PJ Electronics Co. Ltd.	1,360	10,817
	PLAYWITH, Inc.	1,175	11,315
	Point Engineering Co. Ltd.	6,429	19,418
	Posco ICT Co. Ltd.	3,511	20,137
	Posco M-Tech Co. Ltd.	5,805	40,141
*	Power Logics Co. Ltd.	5,517	37,343
*	PowerNet Technologies Corp.	2,037	13,088
	Protec Co. Ltd.	1,501	34,661
	PSK, Inc.	1,681	55,694
	Pulmuone Co. Ltd.	5,757	84,119
	Pungkuk Alcohol Industry Co. Ltd.	780	11,731
	Pyeong Hwa Automotive Co. Ltd.	2,660	25,275
*	Q Capital Partners Co. Ltd.	23,911	10,789
	Rayence Co. Ltd.	1,568	17,667
*††	Redrover Co. Ltd.	4,129	1,212
	Reyon Pharmaceutical Co. Ltd.	587	27,906
	RFHIC Corp.	1,033	27,812
*	RFTech Co. Ltd.	9,790	49,497
*	Robostar Co. Ltd.	1,279	22,346
	Rsupport Co. Ltd.	3,117	19,110
	S Net Systems, Inc.	3,516	19,818
	S&S Tech Corp.	1,157	36,517
*	S.Y. Co. Ltd.	6,825	22,447
	S-1 Corp.	5,861	417,867
	Sajo Industries Co. Ltd.	228	9,321
	Sajodaerim Corp.	1,111	26,483
*	Sam Chun Dang Pharm Co. Ltd.	801	32,360
	Sam Young Electronics Co. Ltd.	3,240	33,495
	Sam Yung Trading Co. Ltd.	1,958	26,053
	Sambo Corrugated Board Co. Ltd.	2,251	27,760
*	Sambo Motors Co. Ltd.	3,324	18,488
*	Sambu Engineering & Construction Co. Ltd.	8,922	15,925
	Samchuly Bicycle Co. Ltd.	1,569	13,120
	Samho Development Co. Ltd.	5,403	23,531
	SAMHWA Paints Industrial Co. Ltd.	4,611	39,670
	Samick Musical Instruments Co. Ltd.	11,471	17,879

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samick THK Co. Ltd.	1,425	$14,602
*	Samil C&S Co. Ltd.	1,410	12,731
	Samji Electronics Co. Ltd.	1,649	17,278
	Samjin Pharmaceutical Co. Ltd.	1,297	28,582
*	Samkee Corp.	5,673	25,477
*	Sammok S-Form Co. Ltd.	1,045	14,460
*Ω	Samsung Biologics Co. Ltd.	333	248,081
	Samsung C&T Corp.	12,599	1,233,611
	Samsung Card Co. Ltd.	5,765	169,271
	Samsung Climate Control Co. Ltd.	1,106	15,511
	Samsung Electro-Mechanics Co. Ltd.	7,977	1,086,362
	Samsung Electronics Co. Ltd., GDR	2,910	4,357,251
	Samsung Electronics Co. Ltd.	294,785	17,649,696
	Samsung Electronics Co. Ltd., GDR	3,225	4,814,925
*	Samsung Engineering Co. Ltd.	71,422	1,519,075
#	Samsung Fire & Marine Insurance Co. Ltd.	10,189	2,019,689
*	Samsung Heavy Industries Co. Ltd.	117,029	639,541
	Samsung Life Insurance Co. Ltd.	9,313	538,722
*	Samsung Pharmaceutical Co. Ltd.	6,266	31,360
	Samsung Publishing Co. Ltd.	769	22,590
	Samsung SDI Co. Ltd.	2,513	1,585,522
	Samsung SDS Co. Ltd.	4,897	643,677
	Samsung Securities Co. Ltd.	28,081	1,141,591
	SAMT Co. Ltd.	10,436	46,919
	Samwha Capacitor Co. Ltd.	2,032	98,982
	Samwha Electric Co. Ltd.	664	16,442
	Samyang Corp.	527	30,836
	Samyang Foods Co. Ltd.	1,088	76,262
	Samyang Tongsang Co. Ltd.	207	11,311
	Samyung ENC Co. Ltd.	2,128	14,509
*	Sangbo Corp.	8,316	14,019
	Sangsin Energy Display Precision Co. Ltd.	2,574	37,680
	SaraminHR Co. Ltd.	2,216	87,205
	Satrec Initiative Co. Ltd.	1,425	61,439
	SAVEZONE I&C Corp.	4,590	12,540
*	SBI Investment Korea Co. Ltd.	14,026	21,225
*	SBS Media Holdings Co. Ltd.	6,667	11,808
*	SBW	94,220	59,607
	SCI Information Service, Inc.	3,770	10,844
	Seah Besteel Corp.	3,096	57,442
	SeAH Steel Corp.	245	21,694
	SeAH Steel Holdings Corp.	189	20,337
	Sebang Co. Ltd.	2,031	21,736
	Sebang Global Battery Co. Ltd.	743	52,237
	Seegene, Inc.	7,865	359,842
	Segyung Hitech Co. Ltd.	1,016	21,146
*	Seha Corp.	11,240	17,940
	Sejong Industrial Co. Ltd.	4,190	39,482
*	Sejong Telecom, Inc.	33,195	16,504
*	Sekonix Co. Ltd.	2,406	17,023
	Sempio Co.	203	7,648
	S-Energy Co. Ltd.	2,419	9,741
	Seohan Co. Ltd.	28,267	46,710
	Seohee Construction Co. Ltd.	36,884	58,322
*	Seojin System Co. Ltd.	1,871	55,359
*	Seoul Auction Co. Ltd.	1,312	31,429
	Seoul City Gas Co. Ltd.	134	19,075
#	Seoul Semiconductor Co. Ltd.	7,655	98,027
	Seoulin Bioscience Co. Ltd.	646	12,435

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Seowon Co. Ltd.	10,203	$18,739
	Seoyon Co. Ltd.	2,488	33,501
	Seoyon E-Hwa Co. Ltd.	3,804	25,206
	Settle Bank, Inc.	710	19,798
*	Sewon E&C Co. Ltd.	22,762	21,339
	SEWOONMEDICAL Co. Ltd.	3,371	12,292
	SFA Engineering Corp.	5,176	156,543
*	SFA Semicon Co. Ltd.	15,076	81,939
*	SG Corp.	15,759	9,327
*	SG&G Corp.	8,237	16,966
	SGC e Tec E&C Co. Ltd.	115	6,842
*	SH Energy & Chemical Co. Ltd.	37,613	35,230
	Shin Heung Energy & Electronics Co. Ltd.	754	42,489
	Shin Poong Paper Manufacturing Co. Ltd.	6,218	13,991
#	Shin Poong Pharmaceutical Co. Ltd.	2,471	110,038
	Shindaeyang Paper Co. Ltd.	456	34,231
	Shinhan Financial Group Co. Ltd.	61,769	2,016,563
	Shinil Electronics Co. Ltd.	13,867	23,091
	Shinsegae Engineering & Construction Co. Ltd.	601	19,651
	Shinsegae Food Co. Ltd.	478	37,011
	Shinsegae Information & Communication Co. Ltd.	295	52,486
	Shinsegae International, Inc.	489	70,519
#	Shinsegae, Inc.	1,635	347,784
	Shinsung Delta Tech Co. Ltd.	2,366	32,920
*	Shinsung E&G Co. Ltd.	13,700	27,787
*	Shinsung Tongsang Co. Ltd.	13,006	40,133
	Shinwha Intertek Corp.	7,617	22,840
*	Shinwon Construction Co. Ltd.	1,829	14,676
*	Shinwon Corp.	11,931	35,145
	Shinyoung Securities Co. Ltd.	961	51,695
*	Signetics Corp.	13,083	19,649
	SIGONG TECH Co. Ltd.	2,090	11,319
	SIMMTECH Co. Ltd.	6,084	160,346
	SIMPAC, Inc.	4,358	29,455
*	Sindoh Co. Ltd.	1,876	52,892
	Sinil Pharm Co. Ltd.	2,367	24,796
	SJ Group Co. Ltd.	941	19,659
*	SK Biopharmaceuticals Co. Ltd.	1,335	108,091
#	SK Chemicals Co. Ltd.	2,464	380,705
	SK D&D Co. Ltd.	1,722	46,641
	SK Discovery Co. Ltd.	3,201	130,658
	SK Gas Ltd.	693	81,928
	SK Hynix, Inc.	14,456	1,274,305
*	SK Innovation Co. Ltd.	4,352	907,610
	SK Materials Co. Ltd.	974	318,852
*	SK Rent A Car Co. Ltd.	2,078	21,590
	SK Securities Co. Ltd.	104,448	87,910
*	SK Telecom Co. Ltd.	1,453	379,271
	SKC Co. Ltd.	4,488	689,994
	SL Corp.	3,157	88,952
*	SM Entertainment Co. Ltd.	1,741	117,302
*	SM Life Design Group Co. Ltd.	7,704	22,996
*	S-MAC Co. Ltd.	60,027	59,769
	SNT Dynamics Co. Ltd.	758	6,020
	SNT Holdings Co. Ltd.	1,335	20,298
	SNT Motiv Co. Ltd.	1,920	82,901
*	SNU Precision Co. Ltd.	6,533	19,576
	S-Oil Corp.	12,097	1,058,459
*	Solborn, Inc.	3,310	14,944

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Solid, Inc.	3,020	$17,268
	Solus Advanced Materials Co. Ltd.	638	45,078
	Songwon Industrial Co. Ltd.	7,075	108,823
	Soosan Heavy Industries Co. Ltd.	6,285	14,349
	Soulbrain Co. Ltd.	1,646	369,494
*	Soulbrain Holdings Co. Ltd.	2,168	81,205
	SPC Samlip Co. Ltd.	1,041	68,250
	Speco Co. Ltd.	2,960	15,520
	SPG Co. Ltd.	2,484	21,069
	Spigen Korea Co. Ltd.	1,087	42,563
*††	Ssangyong Motor Co.	4,748	4,221
*	ST Pharm Co. Ltd.	807	60,490
*	Straffic Co. Ltd.	3,342	17,495
*	Studio Dragon Corp.	3,604	266,358
*	Sugentech, Inc.	1,327	15,632
	Suheung Co. Ltd.	677	27,724
*	SundayToz Corp.	932	17,817
	Sung Kwang Bend Co. Ltd.	5,428	42,741
*	Sungchang Enterprise Holdings Ltd.	12,524	27,253
	Sungdo Engineering & Construction Co. Ltd.	4,063	19,184
	Sungwoo Hitech Co. Ltd.	11,092	57,388
*	Suprema, Inc.	1,181	25,127
	SurplusGlobal, Inc.	4,238	15,695
	SV Investment Corp.	2,057	6,422
*	Synergy Innovation Co. Ltd.	2,992	10,446
*	Synopex, Inc.	6,097	15,667
	Systems Technology, Inc.	2,490	35,046
	Tae Kyung Industrial Co. Ltd.	1,667	9,206
	Taekwang Industrial Co. Ltd.	109	93,308
*††	Taewoong Co. Ltd.	1,299	10,422
	Taeyoung Engineering & Construction Co. Ltd.	3,513	33,420
*	Taihan Electric Wire Co. Ltd.	68,789	132,203
*	Taihan Fiberoptics Co. Ltd.	10,782	29,507
*	Taihan Textile Co. Ltd.	153	6,044
*	Tailim Packaging Co. Ltd.	4,802	17,211
	TechWing, Inc.	1,557	28,433
*	Tego Science, Inc.	598	12,486
*	Telcon RF Pharmaceutical, Inc.	5,341	15,524
*	Telechips, Inc.	1,642	22,088
	TES Co. Ltd.	3,159	72,251
	Tesna, Inc.	3,273	127,828
*	Theragen Etex Co. Ltd.	9,526	52,907
*	Thinkware Systems Corp.	1,052	15,742
*	TK Chemical Corp.	4,152	24,738
	TK Corp.	3,643	36,679
	Tokai Carbon Korea Co. Ltd.	1,113	119,037
	Tongyang Life Insurance Co. Ltd.	7,227	42,285
	Tongyang, Inc.	55,572	79,741
*	Top Engineering Co. Ltd.	4,975	31,770
	Toptec Co. Ltd.	5,346	40,056
*	Tovis Co. Ltd.	4,782	34,825
	TS Corp.	7,330	20,729
	TSE Co. Ltd.	740	38,056
*	Tuksu Construction Co. Ltd.	2,777	27,544
*	TY Holdings Co. Ltd.	3,387	78,876
	UBCare Co. Ltd.	3,061	20,123
	Ubiquoss Holdings, Inc.	1,137	16,191
	Ubiquoss, Inc.	1,210	21,803
*	Ubivelox, Inc.	854	10,102

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Uju Electronics Co. Ltd.	1,295	$30,555
	Uni-Chem Co. Ltd.	8,018	9,523
*	Unick Corp.	3,039	19,041
	Unid Co. Ltd.	1,100	109,999
	Union Materials Corp.	5,793	17,818
	Union Semiconductor Equipment & Materials Co. Ltd.	9,622	109,483
	Uniquest Corp.	4,302	38,087
*	UniTest, Inc.	1,065	26,963
	Unitrontech Co. Ltd.	1,920	9,412
	UTI, Inc.	1,748	17,735
	Value Added Technology Co. Ltd.	2,331	80,968
*	Very Good Tour Co. Ltd.	1,589	20,520
	Viatron Technologies, Inc.	4,010	35,616
*	VICTEK Co. Ltd.	3,541	16,564
*	Vidente Co. Ltd.	10,054	125,002
	Vieworks Co. Ltd.	1,669	56,674
*	Vina Tech Co. Ltd.	432	19,197
	Visang Education, Inc.	2,047	14,798
	Vitzro Tech Co. Ltd.	2,270	18,381
*	Vivien Corp.	9,480	24,762
*	VT GMP Co. Ltd.	4,994	34,102
	Webcash Corp.	1,229	32,050
*	Webzen, Inc.	4,413	102,153
*	Welcron Co. Ltd.	7,796	28,261
*	Wellbiotec Co. Ltd.	14,359	22,429
	Wemade Co. Ltd.	1,145	179,169
	Whanin Pharmaceutical Co. Ltd.	3,397	52,187
	Wiable Corp.	3,225	8,506
*	WillBes & Co.	11,308	18,371
*	Winiadimchae Co. Ltd.	1,982	6,656
	Winix, Inc.	2,581	44,673
*	Winpac, Inc.	6,798	13,516
	Wins Co. Ltd.	2,128	28,859
	WiSoL Co. Ltd.	4,967	44,176
*	WIZIT Co. Ltd.	17,586	24,975
*	WONIK CUBE Corp.	6,329	22,037
*	Wonik Holdings Co. Ltd.	10,865	48,470
	WONIK IPS Co. Ltd.	8,237	285,882
	Wonik Materials Co. Ltd.	1,057	29,548
*	Wonik Pne Co. Ltd.	1,260	37,301
*	Wonik QnC Corp.	4,248	91,746
	Woojin, Inc.	4,332	35,754
	Woongjin Thinkbig Co. Ltd.	12,192	34,975
*	Wooree Bio Co. Ltd.	7,589	26,606
*	Wooree Lighting Co. Ltd.	5,845	14,760
	Woori Financial Group, Inc., Sponsored ADR	4,929	165,516
	Woori Financial Group, Inc.	51,060	580,458
	Woori Investment Bank Co. Ltd.	68,667	58,647
*	Wooridul Huebrain Ltd.	6,965	9,314
	Woory Industrial Co. Ltd.	1,680	35,557
*	Woosu AMS Co. Ltd.	4,196	18,121
*	Woowon Development Co. Ltd.	4,541	21,013
	Worldex Industry & Trading Co. Ltd.	3,898	81,525
	Y G-1 Co. Ltd.	3,071	22,780
*††	Y2 Solution Co. Ltd.	3,143	1,231
	YAS Co. Ltd.	1,324	14,600
	Yesco Holdings Co. Ltd.	725	23,665
*	Yest Co. Ltd.	1,904	23,709
*	YG Entertainment, Inc.	389	23,447

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	YG PLUS	3,024	$19,772
*	YIK Corp.	4,787	21,870
	YMC Co. Ltd.	1,824	13,882
*	YMT Co. Ltd.	1,245	22,232
	Yonwoo Co. Ltd.	553	11,592
	Yoosung Enterprise Co. Ltd.	4,273	12,360
	YooSung T&S Co. Ltd.	3,233	9,780
	Youlchon Chemical Co. Ltd.	2,691	50,730
	Young Poong Corp.	119	69,875
	Young Poong Precision Corp.	1,490	12,838
#	Youngone Corp.	5,335	204,197
	Youngone Holdings Co. Ltd.	1,151	46,338
*	YoungWoo DSP Co. Ltd.	5,296	9,651
	Yuanta Securities Korea Co. Ltd.	27,085	104,604
#	Yuhan Corp.	7,353	377,225
	YuHwa Securities Co. Ltd.	4,390	10,416
	Zeus Co. Ltd.	2,493	44,444
	Zinus, Inc.	2,245	150,360

TOTAL SOUTH KOREA			149,879,213

TAIWAN — (16.2%)
	Aaeon Technology, Inc.	4,000	9,336
	ABC Taiwan Electronics Corp.	17,000	17,486
	Abico Avy Co. Ltd.	36,021	33,468
	Ability Enterprise Co. Ltd.	47,000	33,066
*	Ability Opto-Electronics Technology Co. Ltd.	10,200	26,566
	AcBel Polytech, Inc.	98,000	122,140
	Accton Technology Corp.	125,000	1,092,855
#	Acer, Inc.	1,027,000	961,253
	ACES Electronic Co. Ltd.	24,000	41,047
*	Acon Holding, Inc.	41,000	11,293
	Acter Group Corp. Ltd.	9,759	65,159
	Action Electronics Co. Ltd.	28,000	14,044
#	ADATA Technology Co. Ltd.	45,000	134,843
	Addcn Technology Co. Ltd.	8,000	72,906
	Advanced Ceramic X Corp.	12,000	148,646
	Advanced International Multitech Co. Ltd.	14,000	39,863
#*	Advanced Optoelectronic Technology, Inc.	36,000	31,656
	Advanced Power Electronics Corp.	8,000	30,148
	Advancetek Enterprise Co. Ltd.	84,000	75,834
	Advantech Co. Ltd.	48,194	630,282
	AEON Motor Co. Ltd.	9,000	12,818
	Aerospace Industrial Development Corp.	64,000	64,938
*	AGV Products Corp.	138,000	50,462
	Airmate Cayman International Co. Ltd.	20,797	14,780
	Airtac International Group	34,532	1,033,265
	Alchip Technologies Ltd.	10,000	371,452
	Alcor Micro Corp.	12,000	24,478
	All Ring Tech Co. Ltd.	10,000	39,420
	Allied Circuit Co. Ltd.	5,000	25,907
	Allis Electric Co. Ltd.	49,965	42,654
	Alltek Technology Corp.	25,440	27,716
	Alltop Technology Co. Ltd.	12,001	68,426
	Alpha Networks, Inc.	107,772	104,701
	Altek Corp.	72,000	97,592
#	Amazing Microelectronic Corp.	11,586	85,384
	AMICCOM Electronics Corp.	18,000	23,325
	Ampire Co. Ltd.	16,000	13,860
	Ample Electronic Technology Co. Ltd.	4,000	14,470

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AMPOC Far-East Co. Ltd.	22,000	$30,317
	AmTRAN Technology Co. Ltd.	161,000	102,476
	Andes Technology Corp.	3,000	54,572
	Anpec Electronics Corp.	16,000	105,431
	AP Memory Technology Corp.	14,000	272,346
#	Apac Opto Electronics, Inc.	28,000	31,037
	APAQ Technology Co. Ltd.	6,000	10,976
	APCB, Inc.	35,000	27,126
	Apex International Co. Ltd.	42,000	118,099
	Apex Medical Corp.	17,000	16,254
	Apex Science & Engineering	30,000	11,561
	Apogee Optocom Co. Ltd.	4,000	10,180
	Arcadyan Technology Corp.	26,805	101,387
	Argosy Research, Inc.	14,013	46,307
#	ASE Technology Holding Co. Ltd., ADR	9,375	66,750
#	ASE Technology Holding Co. Ltd.	630,000	2,253,520
	Asia Cement Corp.	230,000	366,337
	Asia Electronic Material Co. Ltd.	13,000	9,669
	Asia Optical Co., Inc.	30,000	95,786
	Asia Polymer Corp.	90,295	127,172
	Asia Tech Image, Inc.	21,000	42,246
	Asia Vital Components Co. Ltd.	88,000	262,961
	ASIX Electronics Corp.	4,000	26,000
	ASMedia Technology, Inc.	5,000	293,068
	ASolid Technology Co. Ltd.	5,000	23,678
	ASPEED Technology, Inc.	5,000	501,571
	ASROCK, Inc.	10,000	62,509
	Asustek Computer, Inc.	119,000	1,512,944
	Aten International Co. Ltd.	20,000	60,732
	Auden Techno Corp.	4,000	30,990
	Audix Corp.	21,000	43,075
	AURAS Technology Co. Ltd.	19,000	109,244
	Aurora Corp.	9,000	28,751
	Aver Information, Inc.	9,000	16,346
	Avermedia Technologies	30,400	29,780
	Avita Corp.	5,000	10,324
	Axiomtek Co. Ltd.	20,000	37,717
*	Azurewave Technologies, Inc.	20,000	15,622
	Bafang Yunji International Co. Ltd.	5,000	23,658
	Bank of Kaohsiung Co. Ltd.	120,654	48,856
	Baolong International Co. Ltd.	14,000	10,019
	Basso Industry Corp.	27,000	41,803
	BenQ Materials Corp.	66,000	93,514
	BES Engineering Corp.	385,000	121,789
*	Billion Electric Co. Ltd.	29,000	25,614
	Bin Chuan Enterprise Co. Ltd.	15,000	13,321
	Bionet Corp.	7,000	10,752
	Bionime Corp.	5,000	12,217
	Bioteque Corp.	10,000	39,436
	Bizlink Holding, Inc.	21,000	194,117
	Brave C&H Supply Co. Ltd.	6,000	16,549
	Bright Led Electronics Corp.	27,000	22,801
	Brighten Optix Corp.	2,000	27,057
	Brighton-Best International Taiwan, Inc.	33,000	41,231
	Browave Corp.	9,000	12,904
	C Sun Manufacturing Ltd.	25,502	41,696
*	Cameo Communications, Inc.	32,537	15,724
	Capital Futures Corp.	17,312	24,087
	Capital Securities Corp.	202,000	110,251

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Career Technology MFG. Co. Ltd.	100,109	$90,295
	Casing Macron Technology Co. Ltd.	12,000	6,881
	Caswell, Inc.	8,000	26,516
	Catcher Technology Co. Ltd.	155,000	898,753
	Cathay Financial Holding Co. Ltd.	964,658	2,010,822
	Cathay Real Estate Development Co. Ltd.	215,000	150,805
	Cayman Engley Industrial Co. Ltd.	4,000	9,361
	Celxpert Energy Corp.	17,000	28,430
	Center Laboratories, Inc.	83,578	199,903
	Central Reinsurance Co. Ltd.	40,000	40,367
#	Century Iron & Steel Industrial Co. Ltd.	43,000	175,174
	Chailease Holding Co. Ltd.	136,135	1,303,840
	ChainQui Construction Development Co. Ltd.	34,700	22,928
*	Champion Building Materials Co. Ltd.	50,000	19,326
	Champion Microelectronic Corp.	12,100	31,219
	Chang Hwa Commercial Bank Ltd.	483,605	285,578
	Chang Wah Electromaterials, Inc.	70,000	85,152
	Chang Wah Technology Co. Ltd.	20,000	75,043
	Channel Well Technology Co. Ltd.	20,000	29,297
	Chant Sincere Co. Ltd.	12,000	17,207
	CHC Healthcare Group	34,000	44,954
	CHC Resources Corp.	15,000	24,296
	Chen Full International Co. Ltd.	29,000	42,978
	Chenbro Micom Co. Ltd.	20,000	54,148
	Cheng Loong Corp.	204,000	249,922
*	Cheng Mei Materials Technology Corp.	166,000	71,090
	Cheng Shin Rubber Industry Co. Ltd.	228,000	279,834
	Cheng Uei Precision Industry Co. Ltd.	83,000	115,383
	Chia Chang Co. Ltd.	34,000	57,007
	Chicony Electronics Co. Ltd.	179,185	512,384
	Chicony Power Technology Co. Ltd.	29,055	72,939
	Chief Telecom, Inc.	5,000	51,329
	Chieftek Precision Co. Ltd.	8,800	27,465
	Chien Kuo Construction Co. Ltd.	24,000	11,320
	Chilisin Electronics Corp.	53,979	167,464
	China Bills Finance Corp.	199,000	119,264
	China Chemical & Pharmaceutical Co. Ltd.	76,000	60,420
	China Development Financial Holding Corp.	2,055,000	1,050,369
	China Electric Manufacturing Corp.	63,900	26,547
	China General Plastics Corp.	110,971	148,341
	China Glaze Co. Ltd.	40,000	20,981
	China Life Insurance Co. Ltd.	558,773	584,071
#	China Man-Made Fiber Corp.	347,588	127,158
	China Metal Products	34,000	39,148
#	China Motor Corp.	59,200	147,476
	China Steel Chemical Corp.	44,000	195,560
	China Steel Corp.	339,000	408,717
	China Wire & Cable Co. Ltd.	21,000	20,462
	Ching Feng Home Fashions Co. Ltd.	20,000	14,414
	Chin-Poon Industrial Co. Ltd.	86,000	92,615
	Chipbond Technology Corp.	164,000	380,675
	ChipMOS Technologies, Inc.	108,000	179,589
#	ChipMOS Technologies, Inc., ADR	2,254	74,987
	Chlitina Holding Ltd.	13,000	111,584
	Chong Hong Construction Co. Ltd.	47,000	124,745
#	Chroma ATE, Inc.	70,000	457,126
	Chun YU Works & Co. Ltd.	17,000	17,597
#	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	164,638
	Chung Hung Steel Corp.	131,000	165,289

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Food Industrial Co. Ltd.	5,500	$25,858
	Chunghwa Precision Test Tech Co. Ltd.	4,000	114,511
	Clevo Co.	151,000	187,187
	CMC Magnetics Corp.	289,827	92,047
	Collins Co. Ltd.	24,000	13,193
	Compal Broadband Networks, Inc.	8,000	8,453
	Compal Electronics, Inc.	1,513,000	1,331,530
	Compucase Enterprise	8,000	8,956
	Concord International Securities Co. Ltd.	22,000	11,751
	Concord Securities Co. Ltd.	124,674	53,108
	Concraft Holding Co. Ltd.	18,872	38,492
	Continental Holdings Corp.	91,000	82,543
	Contrel Technology Co. Ltd.	38,000	27,013
	Coremax Corp.	13,545	83,912
	Coretronic Corp.	143,000	295,991
	Cowealth Medical Holding Co. Ltd.	9,450	8,381
*	Coxon Precise Industrial Co. Ltd.	18,000	8,650
*	Crowell Development Corp.	28,000	21,859
*	CSBC Corp. Taiwan	82,327	64,620
	CTBC Financial Holding Co. Ltd.	2,392,000	1,997,461
	CTCI Corp.	66,000	86,483
	Cub Elecparts, Inc.	3,753	23,108
	CviLux Corp.	12,000	20,714
	CX Technology Co. Ltd.	15,000	25,012
	Cyberlink Corp.	12,000	39,093
	CyberPower Systems, Inc.	16,000	43,463
	CyberTAN Technology, Inc.	107,000	102,056
	Cypress Technology Co. Ltd.	7,889	16,789
#	Cystech Electronics Corp.	3,000	12,046
	DA CIN Construction Co. Ltd.	73,000	79,705
	Dadi Early-Childhood Education Group Ltd.	2,000	10,874
	Dafeng TV Ltd.	10,000	15,560
*	Da-Li Development Co. Ltd.	20,400	22,374
	Darfon Electronics Corp.	51,000	76,690
*	Darwin Precisions Corp.	89,000	35,698
	Daxin Materials Corp.	18,000	59,558
	De Licacy Industrial Co. Ltd.	72,017	39,755
	Delta Electronics, Inc.	137,000	1,209,350
	Depo Auto Parts Ind Co. Ltd.	22,000	44,503
	DFI, Inc.	5,000	10,013
#	Dimerco Express Corp.	57,240	177,633
	D-Link Corp.	226,000	166,674
	Draytek Corp.	13,000	13,190
	Drewloong Precision, Inc.	6,000	21,156
	Dyaco International, Inc.	34,000	79,497
	Dynamic Electronics Co. Ltd.	86,181	65,208
	Dynapack International Technology Corp.	24,000	82,992
	E & R Engineering Corp.	5,446	12,261
#	E Ink Holdings, Inc.	137,000	454,185
	E.Sun Financial Holding Co. Ltd.	471,548	450,575
	Eastern Media International Corp.	156,750	179,628
	Eclat Textile Co. Ltd.	27,000	590,035
	Edimax Technology Co. Ltd.	46,000	17,885
	Edison Opto Corp.	12,000	9,044
	Edom Technology Co. Ltd.	44,000	53,899
	eGalax_eMPIA Technology, Inc.	10,300	28,321
	Egis Technology, Inc.	19,000	90,492
	Elan Microelectronics Corp.	85,100	512,334
	E-LIFE MALL Corp.	20,000	59,984

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Elite Advanced Laser Corp.	25,600	$51,441
	Elite Material Co. Ltd.	71,000	614,888
#	Elite Semiconductor Microelectronics Technology, Inc.	54,000	277,665
	Elitegroup Computer Systems Co. Ltd.	88,000	75,025
	eMemory Technology, Inc.	13,000	1,079,851
	Emerging Display Technologies Corp.	44,000	29,160
	Ennoconn Corp.	13,922	92,303
*	Epileds Technologies, Inc.	16,000	13,456
	Eris Technology Corp.	4,000	39,141
	Eson Precision Ind Co. Ltd.	28,000	67,388
	Eternal Materials Co. Ltd.	174,920	231,901
*	Everest Textile Co. Ltd.	113,998	39,936
	Evergreen International Storage & Transport Corp.	51,000	49,804
	EVERGREEN Steel Corp.	8,000	14,047
#	Everlight Chemical Industrial Corp.	165,000	152,101
	Everlight Electronics Co. Ltd.	100,000	178,584
*	Everspring Industry Co. Ltd.	24,000	18,926
	Excel Cell Electronic Co. Ltd.	15,000	13,717
	Excellence Opto, Inc.	34,000	35,500
	Excelliance Mos Corp.	5,000	34,590
	Excelsior Medical Co. Ltd.	38,141	75,881
	Far Eastern Department Stores Ltd.	192,000	152,650
	Far Eastern International Bank	282,448	106,230
	Far Eastern New Century Corp.	315,000	329,914
	Farglory F T Z Investment Holding Co. Ltd.	25,000	45,425
	Farglory Land Development Co. Ltd.	77,000	186,088
	Feedback Technology Corp.	5,000	12,748
	Feng Hsin Steel Co. Ltd.	48,000	134,994
	Feng TAY Enterprise Co. Ltd.	55,400	431,072
	First Financial Holding Co. Ltd.	507,541	417,866
	First Hi-Tec Enterprise Co. Ltd.	13,793	31,734
	First Hotel	33,000	17,158
	First Insurance Co. Ltd.	49,000	23,436
	FIT Holding Co. Ltd.	36,000	43,189
	Fittech Co. Ltd.	10,279	77,797
	FLEXium Interconnect, Inc.	100,000	346,464
	Flytech Technology Co. Ltd.	26,000	68,123
	FocalTech Systems Co. Ltd.	61,000	351,615
	FOCI Fiber Optic Communications, Inc.	19,000	23,134
#	Forcecon Tech Co. Ltd.	18,754	48,586
	Forest Water Environment Engineering Co. Ltd.	9,630	11,807
	Formosa Chemicals & Fibre Corp.	228,000	661,584
	Formosa International Hotels Corp.	7,000	37,447
*	Formosa Laboratories, Inc.	30,634	65,546
	Formosa Oilseed Processing Co. Ltd.	8,000	14,907
	Formosa Optical Technology Co. Ltd.	7,000	14,571
	Formosa Petrochemical Corp.	22,000	79,207
	Formosa Plastics Corp.	141,000	546,158
	Formosan Rubber Group, Inc.	83,000	67,357
	Formosan Union Chemical	115,000	84,395
	Fortune Electric Co. Ltd	28,000	37,015
	Forward Electronics Co. Ltd.	33,000	21,376
	Founding Construction & Development Co. Ltd.	21,000	14,284
	Foxconn Technology Co. Ltd.	171,000	424,578
	Foxsemicon Integrated Technology, Inc.	26,150	193,017
	FSP Technology, Inc.	40,000	58,347
	Fu Chun Shin Machinery Manufacture Co. Ltd.	35,000	21,845
#	Fubon Financial Holding Co. Ltd.	780,750	2,063,852
	Fulgent Sun International Holding Co. Ltd.	25,092	93,050

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fusheng Precision Co. Ltd.	21,000	$142,555
	G Shank Enterprise Co. Ltd.	34,000	81,371
	Gamania Digital Entertainment Co. Ltd.	26,000	54,059
*	GCS Holdings, Inc.	20,000	35,062
	GEM Services, Inc.	12,100	43,472
	Gemtek Technology Corp.	89,000	87,697
	General Interface Solution Holding Ltd.	60,000	209,985
	General Plastic Industrial Co. Ltd.	24,000	22,659
	Generalplus Technology, Inc.	12,000	28,369
#	GeneReach Biotechnology Corp.	13,382	38,373
#	Genesys Logic, Inc.	14,000	72,832
	Genius Electronic Optical Co. Ltd.	21,634	333,520
	Genovate Biotechnology Co. Ltd.	21,000	16,922
	GeoVision, Inc.	24,000	27,197
	Getac Technology Corp.	63,000	118,664
	GFC Ltd.	6,000	14,167
	Giant Manufacturing Co. Ltd.	75,000	871,070
	Gigabyte Technology Co. Ltd.	113,000	458,861
	Gigasolar Materials Corp.	4,000	29,225
#*	Gigastorage Corp.	44,000	39,646
	Ginar Technology Co. Ltd.	8,000	10,161
	Ginko International Co. Ltd.	7,600	55,163
	Global Brands Manufacture Ltd.	101,200	129,123
	Global Lighting Technologies, Inc.	16,000	46,432
	Global Mixed Mode Technology, Inc.	12,000	97,266
	Global PMX Co. Ltd.	4,000	25,309
	Global Unichip Corp.	16,000	345,302
	Globaltek Fabrication Co. Ltd.	9,000	13,706
	Globalwafers Co. Ltd.	27,000	740,826
	Globe Union Industrial Corp.	55,000	30,420
	Glotech Industrial Corp.	22,000	23,870
*	GMI Technology, Inc.	23,100	17,927
	Goldsun Building Materials Co. Ltd.	254,873	235,998
	Good Will Instrument Co. Ltd.	13,000	12,467
	Gourmet Master Co. Ltd.	16,208	76,494
	Grand Fortune Securities Co. Ltd.	51,657	29,737
	Grand Ocean Retail Group Ltd.	13,000	9,015
	Grand Pacific Petrochemical	236,000	229,670
	Grand Plastic Technology Corp.	5,000	65,460
	GrandTech CG Systems, Inc.	11,550	20,802
	Grape King Bio Ltd.	22,000	128,226
	Great China Metal Industry	55,000	51,078
	Great Taipei Gas Co. Ltd.	120,000	143,053
	Great Tree Pharmacy Co. Ltd.	5,188	38,301
	Greatek Electronics, Inc.	72,000	206,292
	Group Up Industrial Co. Ltd.	4,000	9,414
	GTM Holdings Corp.	43,000	38,692
#	Hannstar Board Corp.	75,314	113,115
	Hanpin Electron Co. Ltd.	14,000	14,259
	Harmony Electronics Corp.	13,000	20,137
	Harvatek Corp.	22,000	19,811
	Heran Co. Ltd.	12,000	50,569
	Hey Song Corp.	64,000	80,493
	Hi-Clearance, Inc.	8,000	39,593
	Highlight Tech Corp.	22,833	34,948
	Highwealth Construction Corp.	181,400	292,911
	HIM International Music, Inc.	10,000	31,693
	Hiroca Holdings Ltd.	23,000	40,394
	Hitron Technology, Inc.	25,080	18,954

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hiwin Technologies Corp.	53,563	$596,463
	Ho Tung Chemical Corp.	324,000	121,367
	Hocheng Corp.	47,000	24,095
	Holiday Entertainment Co. Ltd.	10,000	22,372
	Holtek Semiconductor, Inc.	27,000	100,347
	Holy Stone Enterprise Co. Ltd.	27,000	114,833
	Hon Hai Precision Industry Co. Ltd.	974,600	3,762,285
	Hon Hai Precision Industry Co. Ltd., GDR	4,692	36,494
	Hon Hai Precision Industry Co. Ltd., GDR	5,974	46,776
	Hong Pu Real Estate Development Co. Ltd.	57,000	44,620
	Hong TAI Electric Industrial	70,000	66,748
	Hong YI Fiber Industry Co.	34,000	29,038
	Hota Industrial Manufacturing Co. Ltd.	17,178	58,112
	Hotai Finance Co. Ltd.	29,000	92,117
	Hotai Motor Co. Ltd.	36,000	792,724
	Hsin Kuang Steel Co. Ltd.	11,000	22,990
	Hsin Yung Chien Co. Ltd.	4,620	20,767
	Hsing TA Cement Co.	38,000	28,801
#*	HTC Corp.	212,000	500,986
	Hu Lane Associate, Inc.	7,400	35,830
	HUA ENG Wire & Cable Co. Ltd.	32,000	24,347
*	Hua Jung Components Co. Ltd.	38,000	21,202
	Hua Nan Financial Holdings Co. Ltd.	515,230	377,270
	Huaku Development Co. Ltd.	75,000	245,337
	Huang Hsiang Construction Corp.	26,000	34,165
	Hung Ching Development & Construction Co. Ltd.	33,000	35,515
	Hung Sheng Construction Ltd.	102,592	89,049
	Huxen Corp.	10,000	18,421
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	14,067
	Hycon Technology Corp.	5,251	32,922
	Ibase Technology, Inc.	51,000	71,561
	IBF Financial Holdings Co. Ltd.	456,656	261,219
	Ichia Technologies, Inc.	62,000	36,223
#*	I-Chiun Precision Industry Co. Ltd.	25,000	53,034
	IEI Integration Corp.	41,220	65,699
	Infortrend Technology, Inc.	56,000	28,883
	Info-Tek Corp.	13,000	23,418
	Innodisk Corp.	13,633	94,207
	Inpaq Technology Co. Ltd.	11,400	24,083
	Insyde Software Corp.	7,000	19,778
	Intai Technology Corp.	6,000	18,355
	Integrated Service Technology, Inc.	17,000	31,613
	IntelliEPI, Inc.	6,000	16,376
	International CSRC Investment Holdings Co.	193,220	167,106
	International Games System Co. Ltd.	18,000	463,686
	Inventec Corp.	872,000	833,987
	Iron Force Industrial Co. Ltd.	8,000	20,223
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	38,237
	I-Sunny Construction & Development Co. Ltd.	9,900	27,726
	ITE Technology, Inc.	28,000	105,009
	ITEQ Corp.	48,822	225,983
	Jarllytec Co. Ltd.	18,000	34,275
	Jentech Precision Industrial Co. Ltd.	9,000	119,705
	Jess-Link Products Co. Ltd.	27,000	34,183
	Jetwell Computer Co. Ltd.	10,000	20,513
	Jia Wei Lifestyle, Inc.	7,619	22,356
	Jih Lin Technology Co. Ltd.	16,000	70,375
*	Jinli Group Holdings Ltd.	23,391	12,170
	JMC Electronics Co. Ltd.	5,000	10,553

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jochu Technology Co. Ltd.	13,000	$13,030
	Johnson Health Tech Co. Ltd.	23,000	48,299
	Jourdeness Group Ltd.	9,000	24,648
	Kaimei Electronic Corp.	11,400	35,715
	Kaori Heat Treatment Co. Ltd.	21,000	38,014
	Kaulin Manufacturing Co. Ltd.	23,000	12,138
	Kedge Construction Co. Ltd.	19,000	32,187
	KEE TAI Properties Co. Ltd.	101,000	47,691
	Kenda Rubber Industrial Co. Ltd.	53,000	58,372
#	Kenmec Mechanical Engineering Co. Ltd.	22,000	22,024
#	Kerry TJ Logistics Co. Ltd.	33,000	51,563
	Keystone Microtech Corp.	4,000	48,116
	KHGEARS International Ltd.	5,000	16,771
	Kindom Development Co. Ltd.	75,900	104,778
	King Slide Works Co. Ltd.	10,000	153,669
	King’s Town Bank Co. Ltd.	184,000	274,745
*	King’s Town Construction Co. Ltd.	27,000	35,503
	Kinik Co.	23,000	62,544
*	Kinko Optical Co. Ltd.	24,163	25,654
	Kinpo Electronics	232,000	108,542
	KMC Kuei Meng International, Inc.	13,250	96,538
	Ko Ja Cayman Co. Ltd.	9,606	25,379
	KS Terminals, Inc.	16,000	55,863
	Kung Long Batteries Industrial Co. Ltd.	12,000	60,882
	# Kung Sing Engineering Corp.	137,500	42,415
	Kuo Toong International Co. Ltd.	68,248	52,644
	Kuo Yang Construction Co. Ltd.	44,549	38,469
	Kwong Lung Enterprise Co. Ltd.	24,000	36,200
	KYE Systems Corp.	43,000	16,441
	L&K Engineering Co. Ltd.	45,000	47,320
	La Kaffa International Co. Ltd.	6,000	21,278
*	LAN FA Textile	27,000	11,906
	Land Mark Optoelectronics Corp.	13,000	83,661
	Lanner Electronics, Inc.	23,720	42,431
	Largan Precision Co. Ltd.	11,000	819,711
	Laser Tek Taiwan Co. Ltd.	11,000	11,855
	Laster Tech Corp. Ltd.	7,000	11,097
	Leader Electronics, Inc.	29,000	16,955
*	Leadtek Research, Inc.	7,000	16,318
	Leadtrend Technology Corp.	5,000	24,084
*	Lealea Enterprise Co. Ltd.	145,000	60,304
	LEE CHI Enterprises Co. Ltd.	21,000	18,950
	Lelon Electronics Corp.	18,832	43,391
	Lemtech Holdings Co. Ltd.	4,138	22,112
	Leo Systems, Inc.	13,000	10,550
*	Leofoo Development Co. Ltd.	23,000	14,921
*	Li Cheng Enterprise Co. Ltd.	34,458	24,120
*	Li Peng Enterprise Co. Ltd.	126,000	47,069
	Lian HWA Food Corp.	9,000	21,519
	Lida Holdings Ltd.	10,000	11,332
	Lien Hwa Industrial Holdings Corp.	146,073	293,316
	Lifestyle Global Enterprise, Inc.	6,000	7,604
*	Lingsen Precision Industries Ltd.	35,000	31,809
	Lintes Technology Co. Ltd.	5,000	21,596
	Lite-On Technology Corp.	413,000	911,400
	Liton Technology Corp.	12,000	19,022
*	Long Bon International Co. Ltd.	16,000	10,303
	Long Da Construction & Development Corp.	40,000	29,095
	Longchen Paper & Packaging Co. Ltd.	209,028	181,170

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
TAIWAN — (Continued)
Longwell Co.	25,000	$50,673
# Lotes Co. Ltd.	17,589	366,470
Lotus Pharmaceutical Co. Ltd.	16,000	54,079
Lu Hai Holding Corp.	7,700	11,091
Lumax International Corp. Ltd.	20,000	51,213
Lung Yen Life Service Corp.	23,000	37,214
M31 Technology Corp.	5,000	71,655
Ma Kuang Healthcare Holding Ltd.	5,000	8,613
Macauto Industrial Co. Ltd.	5,000	14,662
# Machvision, Inc.	11,159	94,245
MacroWell OMG Digital Entertainment Co. Ltd.	6,000	21,091
Makalot Industrial Co. Ltd.	50,258	438,619
Marketech International Corp.	11,000	46,272
Materials Analysis Technology, Inc.	13,000	67,160
# Mechema Chemicals International Corp.	13,000	80,039
* Medeon Biodesign, Inc.	2,200	5,257
MediaTek, Inc.	101,000	3,324,181
Mega Financial Holding Co. Ltd.	773,000	928,945
Meiloon Industrial Co.	17,000	17,111
Mercuries & Associates Holding Ltd.	99,220	82,692
* Mercuries Life Insurance Co. Ltd.	312,536	103,076
Merida Industry Co. Ltd.	29,000	302,072
Merry Electronics Co. Ltd.	51,576	152,582
* Microbio Co. Ltd.	40,633	92,319
Micro-Star International Co. Ltd.	199,000	1,004,259
* MIN AIK Technology Co. Ltd.	35,000	27,890
Mirle Automation Corp.	39,000	58,704
Mitac Holdings Corp.	259,073	268,125
momo.com, Inc.	11,700	753,951
MOSA Industrial Corp.	21,000	33,292
# MPI Corp.	17,000	78,576
Nak Sealing Technologies Corp.	10,000	31,475
Nan Pao Resins Chemical Co. Ltd.	18,000	90,125
Nan Ya Plastics Corp.	527,000	1,617,289
Nang Kuang Pharmaceutical Co. Ltd.	12,000	14,937
# Nantex Industry Co. Ltd.	128,200	376,923
National Petroleum Co. Ltd.	22,000	38,062
Netronix, Inc.	11,000	22,594
New Best Wire Industrial Co. Ltd.	18,000	23,267
New Era Electronics Co. Ltd.	19,000	15,386
* Newmax Technology Co. Ltd.	23,000	34,098
Nexcom International Co. Ltd.	30,000	25,170
Nichidenbo Corp.	36,000	65,335
Nidec Chaun-Choung Technology Corp.	5,000	30,132
Nien Hsing Textile Co. Ltd.	44,000	33,021
Nien Made Enterprise Co. Ltd.	29,000	398,548
Niko Semiconductor Co. Ltd.	15,000	40,531
Nishoku Technology, Inc.	10,000	30,418
# Novatek Microelectronics Corp.	137,000	2,054,855
# Nuvoton Technology Corp.	16,000	73,824
Nyquest Technology Co. Ltd.	5,000	26,110
O-Bank Co. Ltd.	179,507	50,353
Ocean Plastics Co. Ltd.	61,000	72,598
OK Biotech Co. Ltd.	18,272	15,216
* Oneness Biotech Co. Ltd.	13,000	122,706
* Optimax Technology Corp.	59,000	20,365
OptoTech Corp.	55,500	85,890
Orient Europharma Co. Ltd.	7,000	10,239
* Orient Semiconductor Electronics Ltd.	66,000	59,051

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Oriental Union Chemical Corp.	130,000	$111,810
	O-TA Precision Industry Co. Ltd.	12,000	75,225
	Pacific Construction Co.	73,000	25,848
	Pacific Hospital Supply Co. Ltd.	5,000	12,529
	PADAUK Technology Co. Ltd.	3,300	18,302
	Pan German Universal Motors Ltd.	5,000	38,586
#	Pan Jit International, Inc.	38,900	157,697
	Pan-International Industrial Corp.	53,000	77,463
	Panion & BF Biotech, Inc.	6,563	16,176
	Parade Technologies Ltd.	13,000	837,454
*	Paragon Technologies Co. Ltd.	21,000	18,071
#	PChome Online, Inc.	23,000	120,065
	PCL Technologies, Inc.	7,432	22,550
	P-Duke Technology Co. Ltd.	11,579	29,789
	Pegatron Corp.	528,000	1,292,565
	Pegavision Corp.	7,000	137,429
	PharmaEngine, Inc.	21,000	44,582
*††	Pharmally International Holding Co. Ltd.	11,410	4,354
*	Phihong Technology Co. Ltd.	68,000	90,159
#	Phison Electronics Corp.	45,000	634,513
	Phoenix Silicon International Corp.	14,840	26,083
	Pixart Imaging, Inc.	34,000	193,235
	Planet Technology Corp.	17,000	41,031
	Plastron Precision Co. Ltd.	19,000	9,095
	Plotech Co. Ltd.	38,000	33,916
	Polytronics Technology Corp.	9,423	42,010
	Posiflex Technology, Inc.	3,000	9,824
	Pou Chen Corp.	259,000	317,642
#	Powertech Technology, Inc.	187,000	656,145
	Poya International Co. Ltd.	6,180	110,689
	President Chain Store Corp.	82,000	828,777
	President Securities Corp.	194,604	158,529
	Primax Electronics Ltd.	74,000	137,340
*	Prime Electronics & Satellitics, Inc.	46,000	14,817
	Prince Housing & Development Corp.	248,000	118,321
	Pro Hawk Corp.	3,000	19,431
	Promate Electronic Co. Ltd.	27,000	37,702
	Prosperity Dielectrics Co. Ltd.	21,000	41,086
	Qisda Corp.	419,000	468,107
	QST International Corp.	11,000	23,307
	Qualipoly Chemical Corp.	32,000	47,321
	Quang Viet Enterprise Co. Ltd.	9,000	40,799
#	Quanta Computer, Inc.	309,000	868,136
	Quanta Storage, Inc.	55,000	76,688
#	Radiant Opto-Electronics Corp.	106,000	371,393
	Rafael Microelectronics, Inc.	3,607	44,098
*	RDC Semiconductor Co. Ltd.	11,000	157,675
	Realtek Semiconductor Corp.	63,000	1,133,221
	Rechi Precision Co. Ltd.	86,000	57,755
	Reward Wool Industry Corp.	14,000	9,017
	Rexon Industrial Corp. Ltd.	28,000	67,445
	Rich Development Co. Ltd.	229,000	75,429
#	RichWave Technology Corp.	15,400	160,138
*	Ritek Corp.	176,099	62,012
	Rodex Fasteners Corp.	12,000	15,013
*	Roo Hsing Co. Ltd.	153,000	46,491
	Ruentex Engineering & Construction Co.	16,440	73,350
	Ruentex Industries Ltd.	100,880	393,662
	Run Long Construction Co. Ltd.	51,940	111,901

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sakura Development Co. Ltd.	21,651	$24,491
	Sampo Corp.	77,800	82,863
	San Fang Chemical Industry Co. Ltd.	50,000	38,866
	San Far Property Ltd.	55,003	30,114
	San Shing Fastech Corp.	15,000	31,805
	Sanitar Co. Ltd.	9,000	11,308
	Sanyang Motor Co. Ltd.	122,000	118,888
	Scan-D Corp.	11,000	20,464
	SCI Pharmtech, Inc.	16,800	47,137
	Scientech Corp.	10,000	24,821
	SDI Corp.	29,000	173,427
	Sea Sonic Electronics Co. Ltd.	8,000	22,937
	Senao International Co. Ltd.	23,000	26,360
	Senao Networks, Inc.	7,000	23,474
	Sensortek Technology Corp.	4,000	83,586
	Sercomm Corp.	35,000	80,232
	Sesoda Corp.	56,680	62,667
	Shanghai Commercial & Savings Bank Ltd.	599,000	948,614
	Shan-Loong Transportation Co. Ltd.	13,000	16,484
	Sharehope Medicine Co. Ltd.	24,240	23,703
	Shih Her Technologies, Inc.	11,000	28,574
	Shihlin Electric & Engineering Corp.	62,000	116,614
	Shin Hsiung Natural Gas Co. Ltd.	10,080	20,547
	Shin Kong Financial Holding Co. Ltd.	2,594,601	914,432
	Shin Ruenn Development Co. Ltd.	14,700	14,431
	Shin Shin Natural Gas Co.	7,000	10,958
#	Shin Zu Shing Co. Ltd.	42,866	153,782
	Shinih Enterprise Co. Ltd.	17,000	13,589
*	Shining Building Business Co. Ltd.	102,206	40,788
	Shinkong Insurance Co. Ltd.	76,000	126,125
	Shinkong Synthetic Fibers Corp.	339,000	229,989
	Shinkong Textile Co. Ltd.	32,000	47,509
	Shiny Chemical Industrial Co. Ltd.	21,999	105,485
	ShunSin Technology Holding Ltd.	7,000	22,776
*	Shuttle, Inc.	77,000	32,677
	Sigurd Microelectronics Corp.	93,438	197,500
	Silergy Corp.	5,000	826,026
	Silicon Optronics, Inc.	10,000	51,107
	Silicon Power Computer & Communications, Inc.	21,000	17,845
	Simplo Technology Co. Ltd.	68,000	732,587
	Sinbon Electronics Co. Ltd.	48,000	397,157
	Singatron Enterprise Co. Ltd.	17,000	15,727
	Sinher Technology, Inc.	11,000	16,717
	Sinmag Equipment Corp.	11,000	42,371
	Sino-American Silicon Products, Inc.	127,000	869,907
	Sinon Corp.	148,000	129,669
	Sinopower Semiconductor, Inc.	5,000	24,833
	Sinyi Realty, Inc.	47,965	57,463
	Sirtec International Co. Ltd.	25,200	23,721
#	Sitronix Technology Corp.	31,000	297,653
#	Siward Crystal Technology Co. Ltd.	21,000	25,405
	Softstar Entertainment, Inc.	5,200	12,188
	Soft-World International Corp.	12,000	38,769
	Solar Applied Materials Technology Corp.	151,711	273,485
	Solomon Technology Corp.	52,000	32,466
	Solteam, Inc.	11,000	27,326
	Sonix Technology Co. Ltd.	22,000	68,062
	Southeast Cement Co. Ltd.	26,000	17,056
#	Speed Tech Corp.	20,000	61,183

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Spirox Corp.	17,000	$17,549
#	Sporton International, Inc.	20,002	162,515
	St Shine Optical Co. Ltd.	9,000	95,606
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	27,772
	Standard Foods Corp.	76,000	141,672
	Stark Technology, Inc.	18,000	45,790
	Sun Race Sturmey-Archer, Inc.	7,000	11,663
*	Sun Yad Construction Co. Ltd.	53,000	28,680
	Sunjuice Holdings Co. Ltd.	3,000	40,076
	Sunko INK Co. Ltd.	29,750	18,329
	SunMax Biotechnology Co. Ltd.	6,000	17,441
	Sunny Friend Environmental Technology Co. Ltd.	9,000	64,566
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	55,467
	Sunplus Innovation Technology, Inc.	6,000	28,297
	Sunplus Technology Co. Ltd.	80,000	106,724
#	Sunrex Technology Corp.	18,000	28,097
	Sunspring Metal Corp.	16,540	16,741
	Superior Plating Technology Co. Ltd.	9,000	19,105
	Supreme Electronics Co. Ltd.	106,145	171,591
#	Swancor Holding Co. Ltd.	5,000	17,747
	Sweeten Real Estate Development Co. Ltd.	41,796	41,906
	Symtek Automation Asia Co. Ltd.	6,000	21,869
	Syncmold Enterprise Corp.	24,500	62,243
	Synmosa Biopharma Corp.	65,012	53,817
	Synnex Technology International Corp.	398,000	771,144
	Sysage Technology Co. Ltd.	30,000	41,307
	Systex Corp.	56,000	173,872
	T3EX Global Holdings Corp.	24,865	115,490
#	TA Chen Stainless Pipe	236,256	373,840
	Ta Liang Technology Co. Ltd.	5,000	14,557
	Ta Ya Electric Wire & Cable	69,303	61,738
	Tah Hsin Industrial Corp.	18,000	40,544
	TA-I Technology Co. Ltd.	26,750	61,228
*	Tai Tung Communication Co. Ltd.	24,000	15,171
	Taichung Commercial Bank Co. Ltd.	664,809	285,816
	TaiDoc Technology Corp.	16,000	100,688
	Taiflex Scientific Co. Ltd.	40,000	68,674
	Taimide Tech, Inc.	13,000	19,092
	Tainan Enterprises Co. Ltd.	15,000	9,817
	Tai-Saw Technology Co. Ltd.	16,000	18,328
	Taishin Financial Holding Co. Ltd.	1,157,277	759,747
	TaiSol Electronics Co. Ltd.	6,000	8,689
	Taisun Enterprise Co. Ltd.	21,000	20,609
#	Taita Chemical Co. Ltd.	79,948	99,811
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	64,526
	Taiwan Business Bank	609,630	207,394
	Taiwan Cement Corp.	345,401	599,349
	Taiwan Chelic Corp. Ltd.	1,000	1,947
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	42,889
	Taiwan Cogeneration Corp.	30,000	41,275
	Taiwan Cooperative Financial Holding Co. Ltd.	472,445	384,131
	Taiwan Fertilizer Co. Ltd.	87,000	212,755
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	53,131
	Taiwan FU Hsing Industrial Co. Ltd.	31,000	45,128
	Taiwan Glass Industry Corp.	132,000	130,104
	Taiwan High Speed Rail Corp.	337,000	352,160
	Taiwan Hon Chuan Enterprise Co. Ltd.	59,000	138,235
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	158,786
*	Taiwan IC Packaging Corp.	14,000	11,337

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Land Development Corp.	134,000	$16,369
	Taiwan Line Tek Electronic	30,000	33,413
	Taiwan Mask Corp.	31,000	89,090
	Taiwan Mobile Co. Ltd.	110,000	387,989
	Taiwan Paiho Ltd.	69,000	214,884
	Taiwan PCB Techvest Co. Ltd.	67,000	113,159
	Taiwan Pelican Express Co. Ltd.	8,000	20,883
	Taiwan Sakura Corp.	19,000	47,849
	Taiwan Sanyo Electric Co. Ltd.	17,000	21,153
	Taiwan Secom Co. Ltd.	72,000	260,380
	Taiwan Semiconductor Co. Ltd.	32,000	94,012
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,238	11,397,061
	Taiwan Semiconductor Manufacturing Co. Ltd.	783,000	16,615,487
	Taiwan Shin Kong Security Co. Ltd.	76,500	106,204
	Taiwan Styrene Monomer	82,000	53,557
	Taiwan Surface Mounting Technology Corp.	39,000	157,363
	Taiwan Taxi Co. Ltd.	6,615	17,284
*	Taiwan TEA Corp.	130,000	97,598
#	Taiwan Union Technology Corp.	44,000	151,720
#*	Tatung Co. Ltd.	483,000	598,119
	TCI Co. Ltd.	18,877	153,414
	Te Chang Construction Co. Ltd.	12,000	12,520
	Teco Electric & Machinery Co. Ltd.	409,000	444,279
	Tehmag Foods Corp.	4,400	47,266
	TEKOM Technologies, Inc.	4,200	19,363
	Tera Autotech Corp.	22,701	16,830
	Test Research, Inc.	30,000	60,369
	Test Rite International Co. Ltd.	34,000	29,600
#	Tex-Ray Industrial Co. Ltd.	49,000	24,498
#	Thermaltake Technology Co. Ltd.	16,495	24,006
	Thinking Electronic Industrial Co. Ltd.	17,000	104,132
	Thye Ming Industrial Co. Ltd.	25,000	29,521
	Tian Zheng International Precision Machinery Co. Ltd.	5,000	15,876
	Tofu Restaurant Co. Ltd.	1,000	5,656
	Ton Yi Industrial Corp.	256,000	120,014
	Tong Hsing Electronic Industries Ltd.	18,878	179,790
	Tong Yang Industry Co. Ltd.	51,000	62,008
*	Tong-Tai Machine & Tool Co. Ltd.	22,000	12,678
	Top Bright Holding Co. Ltd.	2,000	8,322
	Top Union Electronics Corp.	15,517	10,808
	TOPBI International Holdings Ltd.	40,607	18,016
	Topco Scientific Co. Ltd.	29,000	144,124
	Topco Technologies Corp.	13,000	36,787
	Topkey Corp.	17,000	79,225
	Topoint Technology Co. Ltd.	35,000	52,434
	Toung Loong Textile Manufacturing	13,000	16,594
	TPK Holding Co. Ltd.	89,000	136,137
	Trade-Van Information Services Co.	16,000	28,826
	Transart Graphics Co. Ltd.	6,000	15,092
	Transcend Information, Inc.	59,000	143,392
*	TrueLight Corp.	21,000	20,502
	Tsann Kuen Enterprise Co. Ltd.	19,000	28,945
	TSC Auto ID Technology Co. Ltd.	6,300	46,922
	TSRC Corp.	116,000	133,811
	TST Group Holding Ltd.	3,000	14,983
	TTFB Co. Ltd.	2,000	16,613
	TTY Biopharm Co. Ltd.	40,000	98,933
	Tul Corp.	13,000	70,434
	Tung Ho Steel Enterprise Corp.	181,000	263,097

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tung Ho Textile Co. Ltd.	29,000	$18,378
	Tung Thih Electronic Co. Ltd.	5,000	36,301
	TURVO International Co. Ltd.	10,000	37,297
	TXC Corp.	54,000	199,572
	TYC Brother Industrial Co. Ltd.	22,000	15,806
*	Tycoons Group Enterprise	64,000	32,319
	Tyntek Corp.	45,000	42,476
	UDE Corp.	13,000	22,897
#	Ultra Chip, Inc.	14,350	111,925
	Unic Technology Corp.	21,000	16,402
#*	Union Bank Of Taiwan	431,778	183,293
	Uni-President Enterprises Corp.	1,451,000	3,480,836
	Unitech Computer Co. Ltd.	37,000	50,882
*	Unitech Printed Circuit Board Corp.	153,540	100,146
#	United Integrated Services Co. Ltd.	47,000	310,752
	United Orthopedic Corp.	15,000	15,861
	United Radiant Technology	28,000	15,826
*	United Renewable Energy Co. Ltd.	99,571	85,776
††	Unity Opto Technology Co. Ltd.	140,000	3,889
	Univacco Technology, Inc.	15,000	12,762
	Universal Microwave Technology, Inc.	8,000	35,873
	Universal Vision Biotechnology Co. Ltd.	7,000	80,201
	Universal, Inc.	12,000	17,721
	Unizyx Holding Corp.	109,000	122,416
#	UPC Technology Corp.	279,169	232,270
	Userjoy Technology Co. Ltd.	5,250	14,871
	USI Corp.	263,320	326,183
*	Usun Technology Co. Ltd.	9,000	11,259
	Utechzone Co. Ltd.	15,000	34,472
	UVAT Technology Co. Ltd.	8,000	13,974
	Ve Wong Corp.	23,000	26,995
	Ventec International Group Co. Ltd.	8,000	36,503
*	Victory New Materials Ltd. Co.	25,000	9,401
	Viking Tech Corp.	14,000	20,878
	Visual Photonics Epitaxy Co. Ltd.	33,000	167,517
	Vivotek, Inc.	8,000	21,290
	Voltronic Power Technology Corp.	13,915	814,930
	Waffer Technology Corp.	23,000	15,979
	Wah Hong Industrial Corp.	13,000	13,154
	Wah Lee Industrial Corp.	39,780	121,863
	Walsin Lihwa Corp.	531,000	496,034
	Walsin Technology Corp.	63,000	342,973
	Wan Hai Lines Ltd.	7,000	40,384
*	Ways Technical Corp. Ltd.	11,000	12,350
	We & Win Development Co. Ltd.	30,000	10,514
	Wei Chuan Foods Corp.	40,000	32,901
	Weikeng Industrial Co. Ltd.	68,945	69,232
	Well Shin Technology Co. Ltd.	16,000	27,731
	Welldone Co.	15,000	27,765
	Wha Yu Industrial Co. Ltd.	18,000	10,409
	Wholetech System Hitech Ltd.	18,000	27,137
#	Win Semiconductors Corp.	74,000	955,068
	Winbond Electronics Corp.	636,000	603,019
	Winmate, Inc.	7,000	20,569
	Winstek Semiconductor Co. Ltd.	12,000	13,109
	WinWay Technology Co. Ltd.	3,000	35,934
	Wisdom Marine Lines Co. Ltd.	91,102	214,434
	Wistron Corp.	745,436	783,416
	Wistron Information Technology & Services Corp.	10,000	30,587

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wistron NeWeb Corp.	62,340	$174,057
	Wiwynn Corp.	26,000	832,923
#	Wonderful Hi-Tech Co. Ltd.	17,954	14,846
	Wowprime Corp.	12,000	62,265
	WPG Holdings Ltd.	542,400	1,013,268
	WT Microelectronics Co. Ltd.	130,000	293,725
	WUS Printed Circuit Co. Ltd.	30,780	31,431
	XAC Automation Corp.	24,000	21,824
	X-Legend Entertainment Co. Ltd.	8,000	15,534
	Xxentria Technology Materials Corp.	30,000	72,930
	Ya Horng Electronic Co. Ltd.	8,000	12,126
	Yageo Corp.	70,396	1,101,818
*	Yang Ming Marine Transport Corp.	208,000	726,091
	YC INOX Co. Ltd.	17,000	19,282
	YCC Parts Manufacturing Co. Ltd.	13,000	15,964
	Yea Shin International Development Co. Ltd.	48,000	36,324
#	Yem Chio Co. Ltd.	121,999	66,725
	Yen Sun Technology Corp.	9,000	10,130
	YFC-Boneagle Electric Co. Ltd.	16,000	13,743
	YFY, Inc.	145,000	167,161
	Yi Jinn Industrial Co. Ltd.	29,000	18,034
*	Yieh Phui Enterprise Co. Ltd.	301,756	269,600
	YONGGU Group, Inc.	5,000	11,389
	Yonyu Plastics Co. Ltd.	23,000	29,200
	Young Fast Optoelectronics Co. Ltd.	17,000	18,487
	Youngtek Electronics Corp.	20,000	60,891
	Yuan High-Tech Development Co. Ltd.	7,200	30,490
	Yuanta Financial Holding Co. Ltd.	1,131,800	1,006,038
	Yuanta Futures Co. Ltd.	8,000	14,112
	Yulon Finance Corp.	43,769	265,554
	Yulon Motor Co. Ltd.	227,264	336,986
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	52,156
	Yungshin Construction & Development Co. Ltd.	19,000	40,981
	YungShin Global Holding Corp.	46,000	72,003
	Yungtay Engineering Co. Ltd.	12,000	27,894
	Zeng Hsing Industrial Co. Ltd.	9,000	49,378
	Zenitron Corp.	34,000	35,240
	Zero One Technology Co. Ltd.	23,000	38,185
	Zhen Ding Technology Holding Ltd.	145,800	504,908
	Zhong Yang Technology Co. Ltd.	10,053	17,790
	Zig Sheng Industrial Co. Ltd.	49,000	30,172
	ZillTek Technology Corp.	6,000	68,618
*	Zinwell Corp.	72,000	51,067
	Zippy Technology Corp.	30,000	43,543
	ZongTai Real Estate Development Co. Ltd.	46,000	64,199

TOTAL TAIWAN			158,493,560

THAILAND — (2.0%)
	AAPICO Hitech PCL	34,100	21,786
	Advanced Information Technology PCL, Class F	55,600	73,726
	AEON Thana Sinsap Thailand PCL	25,400	143,142
	After You PCL	38,600	11,982
	AI Energy PCL	57,875	8,808
	Airports of Thailand PCL	267,700	520,354
	AJ Plast PCL	70,300	40,465
	Amanah Leasing PCL	58,700	8,810
	Amata Corp. PCL	60,800	37,379
*	Ananda Development PCL	590,800	28,131
	AP Thailand PCL	861,500	229,768

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Asia Plus Group Holdings PCL	545,200	$59,806
	Asia Sermkij Leasing PCL	39,450	47,852
	Asian Insulators PCL	77,325	18,060
	Asian Sea Corp. PCL	44,200	21,046
*	Asset World Corp. PCL	436,700	60,012
	Bangchak Corp. PCL	378,200	313,433
	Bangkok Chain Hospital PCL	267,600	163,709
	Bangkok Commercial Asset Management PCL	281,500	161,184
	Bangkok Dusit Medical Services PCL, Class F	415,900	295,796
	Bangkok Expressway & Metro PCL	1,047,500	284,111
	Bangkok Insurance PCL	29,600	248,878
	Bangkok Land PCL	2,786,800	92,382
	Bangkok Life Assurance PCL	16,100	14,435
	BCPG PCL	225,200	88,906
*	BEC World PCL	439,500	161,588
	Berli Jucker PCL	153,900	156,532
	BTS Group Holdings PCL	528,900	152,219
	Bumrungrad Hospital PCL	53,400	234,151
	Cal-Comp Electronics Thailand PCL, Class F	1,157,000	91,354
	Carabao Group PCL, Class F	41,700	155,829
*	Central Plaza Hotel PCL	20,000	21,698
	Central Retail Corp. PCL	250,250	262,071
	CH Karnchang PCL	308,500	202,676
	Chularat Hospital PCL, Class F	1,083,600	124,092
	CIMB Thai Bank PCL	636,000	17,250
	Com7 PCL, Class F	123,500	267,042
*	Country Group Holdings PCL	314,000	10,504
	CP ALL PCL	446,200	860,598
	Delta Electronics Thailand PCL	35,500	445,054
*	Demco PCL	80,100	11,732
*	Dhipaya Group Holdings PCL	200,400	249,122
	Diamond Building Products PCL	101,400	22,613
	Do Day Dream PCL	27,700	15,610
	Dohome PCL	112,558	81,071
	Dynasty Ceramic PCL	963,700	85,966
	Eastern Polymer Group PCL, Class F	207,800	69,512
	Eastern Power Group PCL	116,500	21,416
	Eastern Water Resources Development & Management PCL, Class F	200,000	60,875
	Ekachai Medical Care PCL	71,900	17,551
	Energy Absolute PCL	174,600	344,649
*	Esso Thailand PCL	290,200	69,527
	Exotic Food PCL, Class F	52,700	28,111
	Forth Corp. PCL	56,400	33,994
	Forth Smart Service PCL	159,400	53,802
	Global Green Chemicals PCL, Class F	200,700	76,209
	Gunkul Engineering PCL	1,185,200	192,875
	Haad Thip PCL	21,600	24,573
	Hana Microelectronics PCL	113,000	272,433
	Home Product Center PCL	706,500	310,854
	Humanica PCL	46,300	14,930
	Ichitan Group PCL	152,500	50,094
	Indorama Ventures PCL	226,700	286,940
	Infraset PCL	100,800	22,024
	Interlink Communication PCL	112,600	31,219
*	Interlink Telecom PCL	67,900	10,149
	IRPC PCL	3,718,800	481,906
	Jasmine International PCL	716,700	61,772
	JKN Global Media PCL	36,200	9,655
	Jubilee Enterprise PCL	41,000	30,643

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	JWD Infologistics PCL	92,500	$40,978
	Karmarts PCL	361,500	41,398
*	Kaset Thai International Sugar Corp. PCL, Class F	66,700	10,553
	Kasikornbank PCL	46,600	198,014
	Kasikornbank PCL	28,200	119,828
	KCE Electronics PCL	152,200	399,048
	KGI Securities Thailand PCL	409,800	81,509
*	Khon Kaen Sugar Industry PCL	439,200	51,091
	Kiatnakin Phatra Bank PCL	78,400	141,761
	Krungthai Card PCL	136,300	237,213
	Ladprao General Hospital PCL, Class F	40,000	6,992
	Lalin Property PCL	148,400	41,592
	Land & Houses PCL	1,486,100	378,439
	LH Financial Group PCL	907,300	40,194
*	Loxley PCL	724,500	59,825
	LPN Development PCL	654,100	98,167
*	MBK PCL	141,346	59,635
	MC Group PCL	106,000	30,188
	Mega Lifesciences PCL	102,700	143,918
	Millcon Steel PCL	310,700	13,577
*	Minor International PCL	201,504	198,878
	MK Restaurants Group PCL	50,000	82,498
*	Mono Next PCL, Class F	305,000	14,063
	Muangthai Capital PCL	141,900	258,719
	Namyong Terminal PCL	77,900	9,578
*	Nawarat Patanakarn PCL	500,000	15,822
	Netbay PCL	24,000	18,082
	Noble Development PCL	258,300	50,987
	Northeast Rubber PCL	106,900	24,645
*	Nusasiri PCL	743,300	8,512
	Origin Property PCL, Class F	284,600	96,918
	Osotspa PCL	159,700	157,618
	Plan B Media PCL, Class F	920,900	177,616
	Polyplex Thailand PCL	89,700	65,959
*	Power Solution Technologies PCL, Class F	178,060	14,059
	Praram 9 Hospital PCL	32,600	11,102
	Premier Marketing PCL	111,900	34,397
	Prima Marine PCL	126,800	24,838
*	Principal Capital PCL	118,400	15,628
	Property Perfect PCL	2,922,200	40,510
	Pruksa Holding PCL	242,800	100,976
	PTG Energy PCL	238,300	112,031
	PTT Global Chemical PCL	253,100	478,627
	Pylon PCL	55,700	7,520
	Quality Houses PCL	2,547,100	176,549
*	Raimon Land PCL	281,100	8,217
	Rajthanee Hospital PCL	31,400	31,464
	Ratchaphruek Hospital PCL	60,100	10,958
	Ratchthani Leasing PCL	563,737	69,655
*	RS PCL	65,000	34,280
	S 11 Group PCL	62,700	12,754
	S Kijchai Enterprise PCL	57,400	12,022
	Sabina PCL	24,600	14,382
	Sahamitr Pressure Container PCL	71,900	24,918
	Saha-Union PCL	41,400	41,172
*	Samart Corp. PCL	156,200	29,656
*	Samart Telcoms PCL	76,700	15,024
	Sansiri PCL	5,141,200	195,221
	Sappe PCL	57,200	43,957

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SC Asset Corp. PCL	699,600	$75,479
	SCG Ceramics PCL	248,200	19,148
	SEAFCO PCL	227,290	31,098
	Sena Development PCL	228,900	28,283
	Siam Cement PCL	10,900	129,752
	Siam City Cement PCL	3,700	18,900
	Siam Commercial Bank PCL	68,300	259,348
	Siam Global House PCL	322,684	198,380
*	Siam Wellness Group PCL, Class F	27,450	6,287
	Siamgas & Petrochemicals PCL	263,500	114,349
	Sikarin PCL, Class F	82,000	30,396
*	Singha Estate PCL	706,700	43,021
	Sino-Thai Engineering & Construction PCL	251,900	104,761
	SiS Distribution Thailand PCL	22,200	24,419
	SNC Former PCL	27,900	11,855
	Somboon Advance Technology PCL	78,200	48,312
	SPCG PCL	217,100	116,458
	Sri Trang Agro-Industry PCL	211,600	207,248
	Sriracha Construction PCL	29,300	15,188
	Srisawad Corp. PCL	203,420	392,342
	Srisawad Finance PCL	12,000	11,301
*	Srithai Superware PCL	359,200	15,155
	Srivichai Vejvivat PCL	64,300	22,866
*	Star Petroleum Refining PCL	366,300	115,909
*	Stars Microelectronics Thailand PCL	115,900	20,433
	Supalai PCL	497,900	351,115
	Super Energy Corp. PCL	6,971,700	203,799
	Susco PCL	321,100	31,740
	SVI PCL	89,600	15,121
	Synnex Thailand PCL	64,900	49,874
	Syntec Construction PCL	213,300	12,470
	TAC Consumer PCL, Class F	86,200	21,042
	Taokaenoi Food & Marketing PCL, Class F	110,400	21,959
	Thai Nakarin Hospital PCL	18,000	17,630
	Thai Oil PCL	265,400	445,899
	Thai President Foods PCL, Class F	7,500	43,961
	Thai Rayon PCL	16,800	25,947
	Thai Reinsurance PCL	537,000	21,038
*	Thai Rubber Latex Group PCL	257,760	19,731
	Thai Stanley Electric PCL, Class F	9,200	48,935
	Thai Union Group PCL, Class F	470,500	296,344
	Thai Vegetable Oil PCL	117,100	110,280
	Thai Wah PCL, Class F	70,400	11,775
	Thaicom PCL	129,600	42,572
	Thaire Life Assurance PCL	192,900	17,556
	Thanachart Capital PCL	61,800	65,651
	Thitikorn PCL	37,600	10,085
	Tipco Asphalt PCL	183,800	101,365
	TIPCO Foods PCL	79,100	21,931
	Tisco Financial Group PCL	52,200	145,120
	TKS Technologies PCL	78,800	29,209
	TMBThanachart Bank PCL	2,794,099	97,677
	TOA Paint Thailand PCL	209,200	208,049
	Total Access Communication PCL	122,400	141,092
	TQM Corp. PCL	35,600	112,650
*	Triton Holding PCL	1,264,900	10,673
*	TTCL PCL	66,100	8,845
	TTW PCL	352,100	124,149
*	U City PCL, Class F	986,100	53,194

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Union Auction PCL	46,200	$12,809
*	Unique Engineering & Construction PCL	257,300	51,952
	United Paper PCL	83,200	41,371
	Univentures PCL	72,900	8,964
	Vanachai Group PCL	99,600	28,215
	VGI PCL	538,600	107,939
	Vinythai PCL	90,500	103,639
	WHA Corp. PCL	786,200	80,083
	WHA Utilities and Power PCL	172,400	21,925
	Workpoint Entertainment PCL	89,600	61,025

TOTAL THAILAND			19,649,266

TURKEY — (0.4%)
*	Adese Alisveris Merkezleri Ticaret AS	93,743	11,388
	Agesa Hayat ve Emeklilik AS, Class A	7,786	15,811
	Akbank TAS	311,293	188,433
	Aksigorta AS	31,990	23,383
	Alkim Alkali Kimya AS	15,773	28,152
	Anadolu Anonim Turk Sigorta Sirketi	58,272	36,057
	Anadolu Efes Biracilik Ve Malt Sanayii AS	19,192	44,165
	Anadolu Hayat Emeklilik AS	19,654	19,204
	Arcelik AS	39,236	137,654
	Aselsan Elektronik Sanayi Ve Ticaret AS	40,825	69,693
	Aygaz AS	5,453	10,351
*	Bagfas Bandirma Gubre Fabrikalari AS	5,069	10,910
	BIM Birlesik Magazalar AS	40,158	259,803
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,960	27,666
	Borusan Yatirim ve Pazarlama AS	1,401	50,775
	Coca-Cola Icecek AS	14,013	123,789
	Deva Holding AS	8,625	21,299
	Dogan Sirketler Grubu Holding AS	353,461	98,582
	Dogus Otomotiv Servis ve Ticaret AS	8,999	33,724
	EGE Endustri VE Ticaret AS	224	30,067
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	34,460	21,560
Ω	Enerjisa Enerji AS	38,665	47,446
	Eregli Demir ve Celik Fabrikalari TAS	55,419	115,715
*	Fenerbahce Futbol AS	6,067	19,236
	Ford Otomotiv Sanayi AS	7,423	142,929
	Goodyear Lastikleri TAS	25,809	21,635
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	46,995
*	GSD Holding AS	159,636	43,355
#*	Gubre Fabrikalari TAS	6,562	47,275
#*	Hektas Ticaret TAS	114,193	105,387
*	Ihlas Holding AS	285,161	16,655
	Is Yatirim Menkul Degerler AS, Class A	42,746	71,125
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	31,320	21,139
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	23,017	15,396
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	78,533	61,317
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	175,589	24,927
*	Koza Altin Isletmeleri AS	3,880	43,129
*	Koza Anadolu Metal Madencilik Isletmeleri AS	50,496	88,091
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	60,300
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	39,217
*	Migros Ticaret AS	7,362	27,019
*Ω	MLP Saglik Hizmetleri AS	10,490	29,667
	Otokar Otomotiv Ve Savunma Sanayi AS	2,650	93,495
*	Petkim Petrokimya Holding AS	223,129	151,697
*	Reysas Tasimacilik ve Lojistik Ticaret AS	39,132	20,906
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	44,514	85,487

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Sasa Polyester Sanayi AS	24,440	$78,825
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,779	30,372
*	TAV Havalimanlari Holding AS	32,931	90,849
#	Tekfen Holding AS	27,917	43,867
*	Teknosa Ic Ve Dis Ticaret AS	25,300	16,304
	Tofas Turk Otomobil Fabrikasi AS	34,780	212,638
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	88,108	49,880
	Turk Traktor ve Ziraat Makineleri AS	3,310	56,959
	Turkiye Garanti Bankasi AS	236,271	241,955
*	Turkiye Halk Bankasi AS	130,977	60,353
	Turkiye Is Bankasi AS, Class C	85,631	50,234
*	Turkiye Petrol Rafinerileri AS	3,508	50,484
#	Turkiye Sinai Kalkinma Bankasi AS	640,671	86,632
#*	Turkiye Vakiflar Bankasi TAO, Class D	201,847	72,142
	Ulker Biskuvi Sanayi AS	20,543	43,160
	Vestel Elektronik Sanayi ve Ticaret AS	17,643	46,920
	Yapi ve Kredi Bankasi AS	379,984	107,944
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	32,704
*	Zorlu Enerji Elektrik Uretim AS	90,125	15,330

TOTAL TURKEY			4,089,558

UNITED ARAB EMIRATES — (0.8%)
	Abu Dhabi Commercial Bank PJSC	303,618	686,715
	Abu Dhabi Islamic Bank PJSC	521,312	830,027
	Abu Dhabi National Insurance Co. PSC	13,260	20,174
	Abu Dhabi National Oil Co. for Distribution PJSC	299,269	348,999
*	Abu Dhabi Ship Building Co. PJSC	15,970	19,315
	Agthia Group PJSC	46,992	76,061
*	Ajman Bank PJSC	56,722	10,775
*	Amlak Finance PJSC	29,743	2,165
	Aramex PJSC	221,379	264,082
*	DAMAC Properties Dubai Co. PJSC	236,777	80,743
*	Deyaar Development PJSC	573,951	46,512
*	Dubai Financial Market PJSC	170,754	47,426
	Dubai Investments PJSC	405,632	188,159
	Dubai Islamic Bank PJSC	178,607	249,025
*	Emaar Development PJSC	301,843	322,020
*	Emaar Malls PJSC	205,100	111,951
	Emaar Properties PJSC	633,096	693,069
	Emirates Integrated Telecommunications Co. PJSC	105,581	176,962
	Emirates NBD Bank PJSC	224,459	854,094
	Emirates Telecommunications Group Co. PJSC	130,004	906,833
*	Eshraq Investments PJSC	250,000	22,001
	First Abu Dhabi Bank PJSC	291,293	1,413,832
*	International Holding Co. PJSC	6,187	247,046
	Islamic Arab Insurance Co.	50,474	10,317
*	Manazel PJSC	147,144	22,053
	National Central Cooling Co. PJSC	18,773	14,373
*	RAK Properties PJSC	397,886	79,489
	Ras Al Khaimah Ceramics	132,162	98,873
	SHUAA Capital PSC	265,287	48,376
*	Union Properties PJSC	312,280	22,386

TOTAL UNITED ARAB EMIRATES			7,913,853

UNITED KINGDOM — (0.0%)
*	Bytes Technology Group PLC	18,982	137,919

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED STATES — (0.0%)
	Sempra Energy	684	$86,976

	TOTAL COMMON STOCKS		957,701,440

	PREFERRED STOCKS — (0.7%)
	BRAZIL — (0.6%)
*	Alpargatas SA	16,525	113,108
	Banco ABC Brasil SA	24,427	65,744
	Banco Bradesco SA	443,164	1,562,593
	Banco do Estado do Rio Grande do Sul SA Class B	59,900	115,580
Ω	Banco Inter SA	18,368	39,803
	Banco Pan SA	23,000	54,160
*	Braskem SA Class A	10,800	104,215
	Centrais Eletricas Brasileiras SA Class B	22,900	137,308
	Centrais Eletricas Santa Catarina	3,500	42,170
	Cia de Saneamento do Parana	115,531	76,150
	Cia Energetica de Minas Gerais	249,321	568,988
	Cia Energetica de Sao Paulo Class B	57,900	261,606
	Cia Energetica do Ceara Class A	2,900	27,074
	Cia Paranaense de Energia	258,340	270,983
	EMAE-Empresa Metropolitana de Aguas e Energia SA	800	10,849
	Eucatex SA Industria e Comercio	20,500	28,913
	Gerdau SA	100,700	479,966
	Grazziotin SA	2,000	16,003
	Itau Unibanco Holding SA	373,100	1,540,976
	Lojas Americanas SA	147,973	126,636
	Marcopolo SA	188,554	86,530
	Randon SA Implementos e Participacoes	56,100	100,992
	Schulz SA	8,800	12,864
	Unipar Carbocloro SA Class B	12,700	168,027

	TOTAL BRAZIL		6,011,238

	CHILE — (0.1%)
	Embotelladora Andina SA Class B	64,229	132,695
	Sociedad Quimica y Minera de Chile SA Class B	4,213	229,255

	TOTAL CHILE		361,950

	COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	18,289
	Grupo Aval Acciones y Valores SA	442,029	134,989
	Grupo de Inversiones Suramericana SA	17,134	85,949

	TOTAL COLOMBIA		239,227

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,896

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	237	32,216

	THAILAND — (0.0%)
*	U City PCL	1,840,500	63,786

	TOTAL PREFERRED STOCKS		6,711,313

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Ultrapar Participacoes SA Rights 11/03/21	10,401	0

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (0.0%)
*	Texmaco Rail & Engineering Ltd. Rights 11/15/21	12,629	$1,552

SOUTH KOREA — (0.0%)
*	Dong Bang Transport Logistics Rights 12/07/21	2,000	1,301

TAIWAN — (0.0%)
*	CoreMax Corp. Rights Exp 10/21/21	441	1,293
*	Ta Ya Electric Wire & Cable Rights 11/10/21	2,532	341

TOTAL TAIWAN			1,634

THAILAND — (0.0%)
*	BTS W7 Warrants 07/11/24	45,540	0
*	BTS W8 Warrants 07/22/22	91,080	0
*	MBK PCL Warrants 10/27/22	5,654	1,874
*	Nfraset PCL Warrants Exp 10/14/21	50,400	7,974
*	Thai Rubber Latex Group PCL	42,960	829

TOTAL THAILAND			10,677

TOTAL RIGHTS/WARRANTS			15,164

TOTAL INVESTMENT SECURITIES (Cost $817,573,505)			964,427,917

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	1,230,617	14,238,240

TOTAL INVESTMENTS — (100.0%) (Cost $831,810,655)			$978,666,157

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,353,160	—	—	$29,353,160
Chile	996,466	$2,545,792	—	3,542,258
China	42,712,789	288,313,911	$1,245,730	332,272,430
Colombia	1,074,200	—	—	1,074,200
Czech Republic	—	451,351	—	451,351
Egypt	314,639	—	—	314,639
Greece	—	2,681,785	—	2,681,785
Hong Kong	—	1,158,012	—	1,158,012
Hungary	—	1,745,693	—	1,745,693
India	9,504,717	120,948,225	—	130,452,942
Indonesia	297,024	10,094,088	21,050	10,412,162
Malaysia	—	12,162,348	—	12,162,348
Mexico	14,997,130	56,788	—	15,053,918
Netherlands	—	575,458	—	575,458
Peru	610,715	—	—	610,715
Philippines	—	5,013,761	—	5,013,761
Poland	—	7,370,121	—	7,370,121
Qatar	—	6,639,099	—	6,639,099
Russia	2,758,213	1,102,972	—	3,861,185
Saudi Arabia	63,046	30,067,870	—	30,130,916
South Africa	2,910,234	19,664,708	—	22,574,942

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
South Korea	$5,001,303	$144,860,679	$17,231		$149,879,213
Taiwan	11,585,574	146,899,743	8,243		158,493,560
Thailand	19,649,266	—	—		19,649,266
Turkey	—	4,089,558	—		4,089,558
United Arab Emirates	—	7,913,853	—		7,913,853
United Kingdom	—	137,919	—		137,919
United States	86,976	—	—		86,976
Preferred Stocks
Brazil	6,011,238	—	—		6,011,238
Chile	—	361,950	—		361,950
Colombia	239,227	—	—		239,227
Philippines	—	2,896	—		2,896
South Korea	—	32,216	—		32,216
Thailand	63,786	—	—		63,786
Rights/Warrants
India	—	1,552	—		1,552
South Korea	—	1,301	—		1,301
Taiwan	—	1,634	—		1,634
Thailand	—	10,677	—		10,677
Securities Lending Collateral	—	14,238,240	—		14,238,240

TOTAL	$148,229,703	$829,144,200	$1,292,254	^	$978,666,157

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (3.0%)
*	AMC Networks, Inc., Class A	12,176	$484,483
	ATN International, Inc.	6,726	274,286
#*	Ballantyne Strong, Inc.	3,604	10,848
*	Beasley Broadcast Group, Inc., Class A	1,850	4,348
#*	Boston Omaha Corp., Class A	5,236	185,616
*	Cars.com, Inc.	24,227	315,436
*	comScore, Inc.	22,663	88,612
*	Consolidated Communications Holdings, Inc.	29,899	221,253
*	Cumulus Media, Inc., Class A	6,195	76,942
*	Daily Journal Corp.	144	49,424
#	DallasNews Corp.	1,691	11,736
*	DHI Group, Inc.	19,403	91,194
*	EchoStar Corp., Class A	12,908	302,822
*	Entercom Communications Corp.	59,655	192,686
	Entravision Communications Corp., Class A	24,076	191,886
	EW Scripps Co., Class A	21,831	406,057
#*	Fluent, Inc.	20,680	49,218
*	Gaia, Inc.	2,866	27,800
*	Gannett Co., Inc.	42,751	247,956
	Gray Television, Inc.	34,432	807,086
*	Hemisphere Media Group, Inc.	4,820	53,261
	Interpublic Group of Cos., Inc.	36,832	1,346,946
	John Wiley & Sons, Inc., Class A	8,800	476,696
*	Liberty Latin America Ltd., Class A	13,962	167,823
*	Liberty Latin America Ltd., Class C	44,767	538,547
*	Liberty Media Corp.-Liberty Formula One, Class A	5,120	267,008
*	Liberty Media Corp.-Liberty Formula One, Class C	34,632	1,932,466
#*	Lions Gate Entertainment Corp., Class A	22,345	289,368
*	Lions Gate Entertainment Corp., Class B	33,064	374,284
#	Lumen Technologies, Inc.	53,418	633,537
#*	Madison Square Garden Entertainment Corp.	2,806	197,739
*	Marchex, Inc., Class B	494	1,620
#*	Marcus Corp.	7,132	132,441
††	Media General, Inc.	11,816	666
*	Meredith Corp.	9,874	575,062
	News Corp., Class A	15,361	351,767
	News Corp., Class B	5,463	123,245
††	NewStar Financial, Inc.	13,529	1,375
	Nexstar Media Group, Inc., Class A	10,495	1,573,515
*	QuinStreet, Inc.	17,191	240,674
*	Reading International, Inc., Class A	5,626	26,949
	Saga Communications, Inc., Class A	1,966	43,567
	Scholastic Corp.	12,307	445,390
	Spok Holdings, Inc.	6,453	66,401
	TEGNA, Inc.	36,120	710,119
	Telephone & Data Systems, Inc.	33,102	620,331
*	TrueCar, Inc.	38,354	160,703
*	U.S. Cellular Corp.	9,356	286,013
*	Urban One, Inc.	2,835	26,933
*	Yelp, Inc.	7,894	304,945
*	Ziff Davis, Inc.	1,100	141,097

TOTAL COMMUNICATION SERVICES			16,150,177

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (12.9%)
*	1-800-Flowers.com, Inc., Class A	4,007	$128,705
	Aaron’s Co., Inc.	5,963	139,475
*	Abercrombie & Fitch Co., Class A	23,514	929,744
	Acushnet Holdings Corp.	18,479	941,320
*	Adient PLC	10,173	423,400
*	Adtalem Global Education, Inc.	21,113	779,703
	Advance Auto Parts, Inc.	3,459	780,074
*	American Axle & Manufacturing Holdings, Inc.	49,292	447,571
#	American Eagle Outfitters, Inc.	14,833	352,135
*	American Outdoor Brands, Inc.	6,121	139,436
*	American Public Education, Inc.	7,426	185,576
*	America’s Car-Mart, Inc.	1,243	148,526
#*	Ark Restaurants Corp.	411	6,576
*	Asbury Automotive Group, Inc.	3,538	692,422
	Autoliv, Inc.	16,219	1,570,810
#*	AutoNation, Inc.	26,251	3,179,521
*	Barnes & Noble Education, Inc.	17,003	176,491
	Bassett Furniture Industries, Inc.	5,100	86,139
*	Beazer Homes USA, Inc.	3,312	59,980
#	Big 5 Sporting Goods Corp.	7,076	171,098
	Big Lots, Inc.	12,940	572,595
*	Biglari Holdings, Inc., Class A	30	24,885
*	Biglari Holdings, Inc., Class B	623	103,561
#*	BJ’s Restaurants, Inc.	1,934	64,441
*	Bluegreen Vacations Holding Corp.	4,842	124,004
*	Boot Barn Holdings, Inc.	6,193	647,107
	BorgWarner, Inc.	61,074	2,752,605
	Buckle, Inc.	3,729	155,201
*	Build-A-Bear Workshop, Inc.	7,383	115,765
	Caleres, Inc.	5,700	131,442
*	Capri Holdings Ltd.	19,485	1,037,381
	Carriage Services, Inc.	7,780	400,281
	Carrols Restaurant Group, Inc.	20,081	73,697
	Cato Corp., Class A	9,508	167,626
*	Cavco Industries, Inc.	1,774	426,434
	Century Communities, Inc.	11,555	774,878
#*	Charles & Colvard Ltd.	6,594	19,914
*	Chico’s FAS, Inc.	24,260	132,460
*	Chuy’s Holdings, Inc.	6,200	180,792
*	Citi Trends, Inc.	2,430	187,985
	Clarus Corp.	3,414	94,158
#*	Conn’s, Inc.	9,535	212,344
*	Container Store Group, Inc.	15,882	175,655
††	Contra Zagg, Inc.	14,243	1,282
*	Cooper-Standard Holdings, Inc.	5,364	139,142
	Crown Crafts, Inc.	1,600	11,840
	Culp, Inc.	4,293	56,796
	Dana, Inc.	41,668	924,613
	Del Taco Restaurants, Inc.	12,572	104,850
*	Delta Apparel, Inc.	2,240	60,144
#*	Designer Brands, Inc., Class A	26,813	362,780
#	Dick’s Sporting Goods, Inc.	16,299	2,024,499
	Dillard’s, Inc., Class A	7,236	1,672,529
*	Dorman Products, Inc.	2,313	241,431
	Dover Motorsports, Inc.	3,360	7,594
*	Duluth Holdings, Inc., Class B	748	10,719
*	El Pollo Loco Holdings, Inc.	9,809	144,192
	Escalade, Inc.	3,057	57,196
	Ethan Allen Interiors, Inc.	8,993	208,728
#*	Fiesta Restaurant Group, Inc.	9,301	98,033

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Flexsteel Industries, Inc.	3,534	$98,952
	Foot Locker, Inc.	20,555	979,857
*	Fossil Group, Inc.	19,342	228,622
	Franchise Group, Inc.	1,670	61,456
*	Funko, Inc., Class A	2,497	40,926
#	Gap, Inc.	7,258	164,684
*	Genesco, Inc.	5,677	343,969
	Gentex Corp.	1,646	58,252
*	Gentherm, Inc.	2,973	218,902
*	G-III Apparel Group Ltd.	11,226	321,737
*	Goodyear Tire & Rubber Co.	96,810	1,851,007
	Graham Holdings Co., Class B	1,254	734,656
*	Grand Canyon Education, Inc.	1,390	110,783
*	Green Brick Partners, Inc.	11,839	308,406
	Group 1 Automotive, Inc.	5,236	941,433
#	Guess?, Inc.	16,277	337,097
	Harley-Davidson, Inc.	10,453	381,430
#	Haverty Furniture Cos., Inc.	7,037	201,962
#	Hibbett, Inc.	6,023	466,421
	Hooker Furniture Corp.	4,223	106,462
*	Horizon Global Corp.	2,583	19,166
*	Houghton Mifflin Harcourt Co.	11,887	168,677
*	iRobot Corp.	2,338	195,036
	Johnson Outdoors, Inc., Class A	2,148	228,075
	KB Home	22,037	884,786
	Kohl’s Corp.	32,756	1,589,649
*	Lakeland Industries, Inc.	3,668	76,698
*	Lands’ End, Inc.	7,825	205,641
*	Laureate Education, Inc., Class A	18,755	324,837
	La-Z-Boy, Inc.	11,360	377,606
*	Lazydays Holdings, Inc.	1,339	28,239
	LCI Industries	2,101	293,384
	Lear Corp.	7,925	1,361,911
*	Legacy Housing Corp.	700	12,425
#*	LGI Homes, Inc.	3,672	548,230
	Lifetime Brands, Inc.	3,891	65,991
*	Lincoln Educational Services Corp.	5,134	36,965
*	Liquidity Services, Inc.	6,742	148,863
	Lithia Motors, Inc., Class A	4,424	1,412,229
*	Lumber Liquidators Holdings, Inc.	4,600	83,168
*	M/I Homes, Inc.	5,985	342,701
	Macy’s, Inc.	55,859	1,478,588
*	MarineMax, Inc.	7,358	381,071
	Marriott Vacations Worldwide Corp.	2,980	468,516
	MDC Holdings, Inc.	16,067	786,962
*	Meritage Homes Corp.	9,691	1,053,509
*	Modine Manufacturing Co.	13,725	150,975
*	Mohawk Industries, Inc.	11,690	2,071,585
*	Monarch Casino & Resort, Inc.	777	56,115
	Monro, Inc.	4,434	273,844
*	Motorcar Parts of America, Inc.	7,253	137,227
	Movado Group, Inc.	4,697	156,410
#*	Nautilus, Inc.	5,316	54,383
	Newell Brands, Inc.	9,950	227,755
*	ODP Corp.	14,031	607,542
#*	Ollie’s Bargain Outlet Holdings, Inc.	1,493	101,016
	Oxford Industries, Inc.	2,842	263,510
	Patrick Industries, Inc.	1,978	154,106
	Penske Automotive Group, Inc.	18,053	1,914,521

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Perdoceo Education Corp.	18,321	$194,569
*	Playa Hotels & Resorts NV	32,295	274,830
*	Potbelly Corp.	1,897	11,420
	PulteGroup, Inc.	19,741	949,147
*	PVH Corp.	15,182	1,659,848
	Qurate Retail, Inc., Class A	95,930	1,001,509
	RCI Hospitality Holdings, Inc.	2,105	142,719
	Rocky Brands, Inc.	2,100	114,555
	Shoe Carnival, Inc.	9,996	338,565
	Signet Jewelers Ltd.	17,468	1,557,796
*	Skyline Champion Corp.	2,791	176,726
	Smith & Wesson Brands, Inc.	8,647	185,910
	Sonic Automotive, Inc., Class A	9,081	448,874
*	Sportsman’s Warehouse Holdings, Inc.	2,400	41,424
	Standard Motor Products, Inc.	8,648	414,239
*	Stoneridge, Inc.	6,084	115,474
	Strategic Education, Inc.	488	33,286
*	Strattec Security Corp.	1,214	42,089
*	Stride, Inc.	11,866	421,243
	Superior Group of Cos., Inc.	4,672	121,425
	Tapestry, Inc.	2,270	88,485
*	Taylor Morrison Home Corp.	31,219	953,116
*	Terminix Global Holdings, Inc.	2,121	85,858
#	Thor Industries, Inc.	3,864	393,973
	Tilly’s, Inc., Class A	10,706	148,599
	Toll Brothers, Inc.	41,698	2,508,969
*	TravelCenters of America, Inc.	3,204	172,728
*	Tri Pointe Homes, Inc.	44,693	1,081,124
*	Unifi, Inc.	6,960	167,179
*	Universal Electronics, Inc.	3,509	144,501
*	Universal Technical Institute, Inc.	11,376	80,087
*	Urban Outfitters, Inc.	29,491	941,648
*	Vera Bradley, Inc.	12,647	124,067
*	Vista Outdoor, Inc.	21,381	894,581
*	VOXX International Corp.	8,189	92,618
	Weyco Group, Inc.	4,329	98,788
#	Winnebago Industries, Inc.	7,482	506,457
*	Zovio, Inc.	7,465	12,840
*	Zumiez, Inc.	9,329	379,690

TOTAL CONSUMER DISCRETIONARY			69,860,163

CONSUMER STAPLES — (4.8%)
	Alico, Inc.	2,845	101,282
	Andersons, Inc.	14,124	481,063
	B&G Foods, Inc.	4,873	143,461
	Bunge Ltd.	25,248	2,338,975
	Calavo Growers, Inc.	800	32,160
	Cal-Maine Foods, Inc.	9,812	353,821
	Casey’s General Stores, Inc.	255	48,843
#*	Central Garden & Pet Co.	3,513	181,201
*	Central Garden & Pet Co., Class A	10,105	466,851
*	Darling Ingredients, Inc.	27,242	2,302,494
	Edgewell Personal Care Co.	13,336	466,627
*	Farmer Bros Co.	6,541	49,385
	Flowers Foods, Inc.	13,722	339,619
	Fresh Del Monte Produce, Inc.	18,393	615,982
#*	Grocery Outlet Holding Corp.	9,107	202,084
#*	Hain Celestial Group, Inc.	6,518	292,463
#*	Hostess Brands, Inc.	26,663	504,197

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Ingles Markets, Inc., Class A	4,679	$323,740
	Ingredion, Inc.	19,481	1,855,176
	J M Smucker Co.	9,084	1,116,060
#	J&J Snack Foods Corp.	588	86,759
*	Landec Corp.	11,351	110,332
*	Lifevantage Corp.	3,000	20,550
	Limoneira Co.	6,683	107,797
#	MGP Ingredients, Inc.	2,185	140,299
	Molson Coors Beverage Co., Class B	50,223	2,214,332
*	Natural Alternatives International, Inc.	1,808	22,781
	Natural Grocers by Vitamin Cottage, Inc.	9,245	112,604
	Nature’s Sunshine Products, Inc.	6,068	95,814
	Nu Skin Enterprises, Inc., Class A	8,787	352,798
#	Ocean Bio-Chem, Inc.	2,771	28,292
	Oil-Dri Corp. of America	882	30,711
*	Performance Food Group Co.	3,147	142,339
*	Pilgrim’s Pride Corp.	18,165	511,526
*	Post Holdings, Inc.	18,068	1,833,541
	PriceSmart, Inc.	6,435	462,998
#*	Rite Aid Corp.	13,513	183,642
	Sanderson Farms, Inc.	4,750	899,887
	Seaboard Corp.	152	585,203
*	Seneca Foods Corp., Class A	2,914	150,450
#*	Simply Good Foods Co.	18,777	744,508
	SpartanNash Co.	11,307	261,644
	Spectrum Brands Holdings, Inc.	6,091	571,031
#*	Sprouts Farmers Market, Inc.	18,713	414,306
#	Tootsie Roll Industries, Inc.	4,802	151,983
*	TreeHouse Foods, Inc.	22,596	816,619
*	U.S. Foods Holding Corp.	25,399	880,583
*	United Natural Foods, Inc.	20,667	896,741
	Universal Corp.	6,917	325,099
#	Village Super Market, Inc., Class A	4,625	102,999
#	Weis Markets, Inc.	9,607	540,970
*	Willamette Valley Vineyards, Inc.	206	3,090

TOTAL CONSUMER STAPLES			26,017,712

ENERGY — (8.4%)
	Adams Resources & Energy, Inc.	489	14,352
#*	Alto Ingredients, Inc.	11,389	60,589
#	Antero Midstream Corp.	63,534	676,002
*	Antero Resources Corp.	88,097	1,750,487
	APA Corp.	4,606	120,723
	Archrock, Inc.	67,721	554,635
*	Ardmore Shipping Corp.	14,641	58,125
	Berry Corp.	31,568	303,368
	Brigham Minerals, Inc., Class A	620	14,372
*	Bristow Group, Inc.	2,299	79,545
	Cabot Oil & Gas Corp.	49,217	1,049,306
#*	Callon Petroleum Co.	7,420	383,837
#*	Centennial Resource Development, Inc., Class A	49,831	358,783
*	ChampionX Corp.	29,482	773,313
#	Chesapeake Energy Corp.	1,921	122,445
	Civitas Resources, Inc.	6,571	368,896
#*	Clean Energy Fuels Corp.	47,807	440,781
*	CNX Resources Corp.	65,883	962,551
*	Comstock Resources, Inc.	11,205	110,593
*	CONSOL Energy, Inc.	11,372	312,844
#	Continental Resources, Inc.	49,817	2,431,568

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	CVR Energy, Inc.	8,939	$171,361
*	Dawson Geophysical Co.	8,749	20,298
*	Delek U.S. Holdings, Inc.	25,103	488,253
*	Denbury, Inc.	4,834	409,246
	Devon Energy Corp.	126,279	5,061,262
#	DHT Holdings, Inc.	67,315	438,221
*	DMC Global, Inc.	302	12,618
	Dorian LPG Ltd.	11,466	138,968
*	Dril-Quip, Inc.	11,338	267,123
*	Earthstone Energy, Inc., Class A	20,724	210,349
	EnLink Midstream LLC	104,756	822,335
*	EQT Corp.	56,714	1,129,176
	Equitrans Midstream Corp.	57,100	588,701
*	Expro Group Holdings NV	7,804	133,839
*	Exterran Corp.	10,215	43,720
#*	Forum Energy Technologies, Inc.	844	18,998
#*	FTS International, Inc., Class A	667	17,676
*	Geospace Technologies Corp.	4,922	46,808
*	Goodrich Petroleum Corp.	1,064	21,727
#*	Green Plains, Inc.	11,208	425,344
*	Gulf Island Fabrication, Inc.	6,655	26,221
#*	Hallador Energy Co.	10,209	32,975
*	Helix Energy Solutions Group, Inc.	79,031	298,737
	Helmerich & Payne, Inc.	28,986	899,725
	HollyFrontier Corp.	46,995	1,588,431
*	Independence Contract Drilling, Inc.	257	1,013
#	International Seaways, Inc.	7,988	140,189
*	Kosmos Energy Ltd.	52,843	190,235
#*	Liberty Oilfield Services, Inc., Class A	6,077	78,515
#*	Mammoth Energy Services, Inc.	2,793	9,580
	Marathon Oil Corp.	169,881	2,772,458
	Matador Resources Co.	37,489	1,568,915
	Murphy Oil Corp.	56,393	1,569,417
#*	Nabors Industries Ltd.	2,457	251,843
	NACCO Industries, Inc., Class A	2,143	66,519
#*	National Energy Services Reunited Corp.	15,072	176,342
*	Natural Gas Services Group, Inc.	4,280	48,664
*	Newpark Resources, Inc.	39,705	134,997
*	NexTier Oilfield Solutions, Inc.	73,146	326,231
#	Nordic American Tankers Ltd.	31,404	73,799
*	NOV, Inc.	4,653	65,235
*	Oceaneering International, Inc.	16,880	229,568
#*	Oil States International, Inc.	26,031	157,748
*	Overseas Shipholding Group, Inc., Class A	37,917	75,455
	Patterson-UTI Energy, Inc.	59,204	506,786
*	PBF Energy, Inc., Class A	30,503	445,649
	PDC Energy, Inc.	34,743	1,817,406
*	Peabody Energy Corp.	21,777	258,929
*	Penn Virginia Corp., Class A	3,927	129,748
#	PHX Minerals, Inc.	9,307	28,293
*	ProPetro Holding Corp.	34,143	327,431
*	Range Resources Corp.	88,796	2,070,723
*	Renewable Energy Group, Inc.	15,040	962,560
*	REX American Resources Corp.	2,114	185,926
#*	RPC, Inc.	49,574	267,204
*	SandRidge Energy, Inc.	13,033	166,822
	Scorpio Tankers, Inc.	18,064	289,385
*	SEACOR Marine Holdings, Inc.	6,515	29,057
*	Select Energy Services, Inc., Class A	37,982	228,272

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	SFL Corp. Ltd.	51,732	$409,200
*	SilverBow Resources, Inc.	4,776	131,818
	SM Energy Co.	36,523	1,253,469
#*	Smart Sand, Inc.	3,473	7,918
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	81,107
*	Talos Energy, Inc.	28,991	376,013
	Targa Resources Corp.	14,902	814,692
*	Technip Energies NV, ADR	10,681	163,633
*	TechnipFMC PLC	92,473	681,526
*	Teekay Corp.	400	1,416
#*	Teekay Tankers Ltd., Class A	11,783	163,548
#*	Tidewater, Inc.	16,479	199,890
#*	Transocean Ltd.	86,442	305,140
*	U.S. Silica Holdings, Inc.	27,830	269,394
*	VAALCO Energy, Inc.	2,395	7,496
*	Whiting Petroleum Corp.	2,992	194,869
	World Fuel Services Corp.	20,183	616,187

TOTAL ENERGY			45,587,457

FINANCIALS — (26.4%)
	1st Constitution Bancorp	713	16,955
	1st Source Corp.	6,479	312,806
	ACNB Corp.	539	14,957
	Alerus Financial Corp.	400	12,560
*	Alleghany Corp.	3,202	2,085,719
	Allegiance Bancshares, Inc.	8,718	341,484
	Amalgamated Financial Corp.	1,464	26,879
	A-Mark Precious Metals, Inc.	655	49,118
*	Ambac Financial Group, Inc.	20,013	338,420
#*	Amerant Bancorp, Inc.	2,511	66,667
	American Equity Investment Life Holding Co.	37,107	1,182,600
	American National Bankshares, Inc.	4,649	172,478
	American National Group, Inc.	5,392	1,022,916
	Ameris Bancorp	21,607	1,131,991
	AmeriServ Financial, Inc.	6,300	25,137
	Ames National Corp.	601	14,857
	Argo Group International Holdings Ltd.	10,698	589,460
	Arrow Financial Corp.	6,176	221,410
*	AssetMark Financial Holdings, Inc.	500	12,820
	Associated Banc-Corp.	61,099	1,361,286
	Assured Guaranty Ltd.	28,997	1,611,653
*	Athene Holding Ltd., Class A	51,792	4,506,422
*	Atlantic Capital Bancshares, Inc.	8,346	229,598
	Atlantic Union Bankshares Corp.	26,724	958,590
	Auburn National BanCorp, Inc.	44	1,488
	Axis Capital Holdings Ltd.	20,107	1,046,971
	Banc of California, Inc.	21,123	429,431
	BancFirst Corp.	956	62,150
*	Bancorp, Inc.	12,957	395,836
	Bank of Marin Bancorp	6,460	246,191
	Bank of NT Butterfield & Son Ltd.	586	21,037
	Bank OZK	38,452	1,717,651
	BankFinancial Corp.	6,411	73,021
	BankUnited, Inc.	22,081	895,605
	Bankwell Financial Group, Inc.	1,038	30,829
	Banner Corp.	11,924	688,730
	Bar Harbor Bankshares	5,174	153,668
*	Baycom Corp.	1,156	21,837
	BCB Bancorp, Inc.	5,311	80,302

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Berkshire Hills Bancorp, Inc.	18,708	$507,922
*	Blucora, Inc.	13,470	222,524
	BOK Financial Corp.	13,291	1,344,650
*	Bridgewater Bancshares, Inc.	2,201	39,816
*	Brighthouse Financial, Inc.	6,825	342,820
	Brookline Bancorp, Inc.	26,389	423,543
	Bryn Mawr Bank Corp.	8,524	395,002
	Business First Bancshares, Inc.	930	24,812
	Byline Bancorp, Inc.	9,622	247,863
	C&F Financial Corp.	703	35,973
	Cadence Bank	49,951	1,449,587
	Cambridge Bancorp	439	40,305
	Camden National Corp.	4,436	211,154
*	Cannae Holdings, Inc.	7,211	245,895
	Capital City Bank Group, Inc.	6,830	183,522
	Capitol Federal Financial, Inc.	46,839	568,157
	Capstar Financial Holdings, Inc.	4,420	97,107
*	Carter Bankshares, Inc.	3,244	48,595
	Cathay General Bancorp	23,200	978,808
#	CBTX, Inc.	4,840	131,648
	Central Pacific Financial Corp.	6,301	173,214
	Central Valley Community Bancorp	2,922	62,326
	Century Bancorp, Inc., Class A	634	73,005
	Chemung Financial Corp.	665	30,756
	CIT Group, Inc.	23,242	1,151,176
#	Citizens & Northern Corp.	3,717	94,821
#	Citizens Community Bancorp, Inc.	2,054	27,934
	Citizens Holding Co.	171	3,080
	City Holding Co.	2,366	188,286
	Civista Bancshares, Inc.	4,446	106,971
	CNA Financial Corp.	2,830	126,954
	CNB Financial Corp.	7,035	180,588
	CNO Financial Group, Inc.	28,026	676,548
	Codorus Valley Bancorp, Inc.	1,078	23,597
	Columbia Banking System, Inc.	24,788	846,014
	Comerica, Inc.	19,381	1,649,129
	Community Bankers Trust Corp.	5,147	60,014
	Community Financial Corp.	360	13,723
	Community Trust Bancorp, Inc.	7,289	318,384
	ConnectOne Bancorp, Inc.	15,182	512,089
*	Consumer Portfolio Services, Inc.	5,621	36,705
	Cowen, Inc., Class A	9,884	372,923
*	CrossFirst Bankshares, Inc.	7,461	106,170
*	Customers Bancorp, Inc.	14,267	760,288
	CVB Financial Corp.	11,320	226,626
	Dime Community Bancshares, Inc.	14,352	512,079
	Donegal Group, Inc., Class A	9,734	138,710
	Donegal Group, Inc., Class B	592	8,578
*	Donnelley Financial Solutions, Inc.	8,470	324,570
	Eagle Bancorp Montana, Inc.	600	13,500
	Eagle Bancorp, Inc.	7,739	437,950
#*	Elevate Credit, Inc.	9,600	32,928
	Employers Holdings, Inc.	10,998	424,523
#*	Encore Capital Group, Inc.	9,845	531,827
*	Enova International, Inc.	14,675	476,057
*	Enstar Group Ltd.	2,602	600,490
	Enterprise Bancorp, Inc.	925	34,364
	Enterprise Financial Services Corp.	5,131	241,260
	Equitable Holdings, Inc.	6,453	216,176

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Equity Bancshares, Inc., Class A	5,950	$199,087
*	Esquire Financial Holdings, Inc.	139	4,445
	ESSA Bancorp, Inc.	1,308	21,255
	Essent Group Ltd.	112	5,376
	Evans Bancorp, Inc.	605	24,170
	Everest Re Group Ltd.	8,793	2,299,369
#*	EZCORP, Inc., Class A	26,952	201,062
#	Farmers National Banc Corp.	6,114	108,951
	FB Financial Corp.	6,292	285,216
	Federal Agricultural Mortgage Corp., Class C	1,759	221,792
	FedNat Holding Co.	7,359	18,692
	Fidelity National Financial, Inc.	16,936	811,404
	Financial Institutions, Inc.	6,494	207,288
	First American Financial Corp.	15,159	1,108,729
	First BanCorp	55,624	759,268
	First BanCorp	9,001	435,828
	First Bancorp, Inc.	1,809	53,673
	First Bancshares, Inc.	4,137	166,514
	First Bank	2,661	40,021
	First Busey Corp.	15,912	405,597
	First Business Financial Services, Inc.	1,519	44,355
	First Commonwealth Financial Corp.	25,463	389,584
	First Community Bankshares, Inc.	6,810	220,780
	First Financial Bancorp	27,539	654,877
	First Financial Corp.	2,966	127,093
	First Financial Northwest, Inc.	2,949	48,659
	First Foundation, Inc.	10,490	279,139
	First Hawaiian, Inc.	11,488	316,954
	First Horizon Corp.	138,417	2,348,936
	First Internet Bancorp	3,865	131,565
#	First Interstate BancSystem, Inc., Class A	8,864	368,476
	First Merchants Corp.	11,796	490,478
	First Mid Bancshares, Inc.	4,394	189,294
	First Midwest Bancorp, Inc.	27,485	529,086
	First Northwest Bancorp	2,324	41,948
	First of Long Island Corp.	10,276	206,856
#*	First Western Financial, Inc.	277	8,039
	Flagstar Bancorp, Inc.	16,766	791,188
	Flushing Financial Corp.	13,151	315,887
	FNB Corp.	70,804	824,867
	FS Bancorp, Inc.	1,598	55,067
	Fulton Financial Corp.	42,999	692,284
*	Genworth Financial, Inc., Class A	80,473	330,744
#	German American Bancorp, Inc.	2,209	87,079
	Glacier Bancorp, Inc.	427	23,609
	Global Indemnity Group LLC, Class A	4,049	99,565
	Globe Life, Inc.	17,720	1,577,434
	Great Southern Bancorp, Inc.	5,583	315,049
	Great Western Bancorp, Inc.	17,188	585,251
*	Greenlight Capital Re Ltd., Class A	16,535	122,855
	Guaranty Bancshares, Inc.	1,107	41,557
	Guaranty Federal Bancshares, Inc.	100	2,385
*	Hallmark Financial Services, Inc.	5,065	16,866
	Hancock Whitney Corp.	22,857	1,130,964
	Hanmi Financial Corp.	14,312	317,583
	HarborOne Bancorp, Inc.	14,610	209,946
	Heartland Financial USA, Inc.	8,508	426,421
	Heritage Commerce Corp.	26,037	312,184
	Heritage Financial Corp.	14,880	369,619

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Heritage Insurance Holdings, Inc.	11,019	$72,064
	Hilltop Holdings, Inc.	21,057	746,260
*	HMN Financial, Inc.	750	17,483
	Home Bancorp, Inc.	1,726	72,061
	Home BancShares, Inc.	6,564	155,961
	HomeStreet, Inc.	8,369	394,682
	HomeTrust Bancshares, Inc.	4,946	150,358
	Hope Bancorp, Inc.	36,109	526,830
	Horace Mann Educators Corp.	10,658	417,580
	Horizon Bancorp, Inc.	17,734	338,187
*	Howard Bancorp, Inc.	1,177	24,376
	Independence Holding Co.	5,187	254,422
	Independent Bank Corp.	5,387	455,201
	Independent Bank Corp.	9,281	209,101
	Independent Bank Group, Inc.	11,983	866,251
	International Bancshares Corp.	19,438	824,171
	Invesco Ltd.	102,106	2,594,513
	Investar Holding Corp.	701	13,109
	Investors Bancorp, Inc.	74,414	1,138,534
	Investors Title Co.	125	24,225
	James River Group Holdings Ltd.	13,064	417,395
	Janus Henderson Group PLC	15,777	733,630
	Jefferies Financial Group, Inc.	52,955	2,277,065
	Kearny Financial Corp.	32,945	442,122
	Kemper Corp.	10,845	688,441
	Kentucky First Federal Bancorp	120	848
	Kingstone Cos., Inc.	2,182	12,547
	Lakeland Bancorp, Inc.	20,083	361,092
	Landmark Bancorp, Inc.	236	6,759
	LCNB Corp.	2,550	43,478
*	LendingClub Corp.	7,796	358,304
	Level One Bancorp, Inc.	180	5,654
	Lincoln National Corp.	31,893	2,301,080
	Luther Burbank Corp.	4,281	62,117
	Macatawa Bank Corp.	14,182	119,129
#*	Maiden Holdings Ltd.	19,322	62,990
*	Malvern Bancorp, Inc.	496	8,338
	Marlin Business Services Corp.	3,590	82,283
#*	MBIA, Inc.	26,055	404,895
	Mercantile Bank Corp.	6,679	229,557
	Merchants Bancorp	3,623	160,970
	Mercury General Corp.	6,310	343,832
	Meridian Bancorp, Inc.	18,951	439,663
	Meta Financial Group, Inc.	6,239	345,890
*	Metropolitan Bank Holding Corp.	1,204	109,395
	MGIC Investment Corp.	30,705	496,193
#	Mid Penn Bancorp, Inc.	1,178	33,008
	Midland States Bancorp, Inc.	9,654	247,722
	MidWestOne Financial Group, Inc.	4,200	131,670
*	Mr Cooper Group, Inc.	17,011	745,762
	National Bank Holdings Corp., Class A	7,326	317,729
#	National Bankshares, Inc.	1,210	45,073
	National Western Life Group, Inc., Class A	1,416	304,454
	Navient Corp.	66,562	1,311,271
	NBT Bancorp, Inc.	8,450	310,031
	Nelnet, Inc., Class A	10,979	907,195
	New York Community Bancorp, Inc.	120,803	1,501,581
*	NI Holdings, Inc.	966	19,204
#*	Nicholas Financial, Inc.	1,554	18,493

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Nicolet Bankshares, Inc.	2,444	$175,699
*	NMI Holdings, Inc., Class A	9,169	222,623
	Northeast Bank	3,766	124,655
#	Northfield Bancorp, Inc.	21,066	369,708
	Northrim BanCorp, Inc.	1,773	78,757
	Northwest Bancshares, Inc.	31,418	433,568
	Norwood Financial Corp.	66	1,727
	OceanFirst Financial Corp.	19,285	427,548
*	Ocwen Financial Corp.	1,622	50,947
	OFG Bancorp	18,388	476,249
	Ohio Valley Banc Corp.	197	5,488
	Old National Bancorp	42,933	733,296
	Old Republic International Corp.	57,401	1,482,668
	Old Second Bancorp, Inc.	11,322	153,300
*	Oportun Financial Corp.	1,098	25,507
	Oppenheimer Holdings, Inc., Class A	5,326	277,218
	Origin Bancorp, Inc.	2,232	99,547
	Orrstown Financial Services, Inc.	1,855	43,982
	Pacific Premier Bancorp, Inc.	25,390	1,066,126
	PacWest Bancorp	24,164	1,147,065
#	Park National Corp.	274	35,234
	Parke Bancorp, Inc.	2,379	52,742
*	Patriot National Bancorp, Inc.	60	575
#	PCB Bancorp	869	18,510
	PCSB Financial Corp.	4,376	83,625
	Peapack-Gladstone Financial Corp.	10,952	367,440
	Penns Woods Bancorp, Inc.	1,099	26,156
	PennyMac Financial Services, Inc.	1,835	113,880
	Peoples Bancorp, Inc.	12,534	400,587
	People’s United Financial, Inc.	108,213	1,854,771
	Pinnacle Financial Partners, Inc.	11,687	1,128,614
	Popular, Inc.	24,047	1,958,388
*	PRA Group, Inc.	14,604	626,220
	Preferred Bank	4,632	317,616
	Premier Financial Corp.	13,318	424,578
	Primis Financial Corp.	10,791	163,484
	ProAssurance Corp.	11,602	265,802
	Prosperity Bancshares, Inc.	19,850	1,494,903
	Provident Financial Holdings, Inc.	3,183	54,270
	Provident Financial Services, Inc.	20,107	497,849
	Prudential Bancorp, Inc.	1,535	23,010
	QCR Holdings, Inc.	5,681	313,250
	Radian Group, Inc.	26,033	621,408
	RBB Bancorp	3,627	93,105
	Regional Management Corp.	4,234	216,273
	Reinsurance Group of America, Inc.	16,306	1,925,412
	Reliant Bancorp, Inc.	489	16,567
	RenaissanceRe Holdings Ltd.	7,830	1,110,294
	Renasant Corp.	17,308	647,492
#	Republic Bancorp, Inc., Class A	5,932	320,447
#*	Republic First Bancorp, Inc.	21,395	66,325
	Riverview Bancorp, Inc.	6,235	46,077
	S&T Bancorp, Inc.	14,789	451,952
	Safety Insurance Group, Inc.	2,849	223,390
	Sandy Spring Bancorp, Inc.	10,030	476,024
	Santander Consumer USA Holdings, Inc.	61,307	2,556,502
	Seacoast Banking Corp. of Florida	6,084	221,640
	Shore Bancshares, Inc.	3,776	69,780
	Sierra Bancorp	6,298	157,198

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	26,028	$777,977
*	SiriusPoint Ltd.	29,538	277,657
	SmartFinancial, Inc.	3,222	83,740
	South State Corp.	14,409	1,125,199
*	Southern First Bancshares, Inc.	1,637	88,185
	Southern Missouri Bancorp, Inc.	1,244	67,674
	Southside Bancshares, Inc.	3,885	160,528
	Spirit of Texas Bancshares, Inc.	1,241	30,194
	State Auto Financial Corp.	18,009	924,042
	Sterling Bancorp	50,266	1,279,270
*	Sterling Bancorp, Inc.	2,736	14,802
	Stewart Information Services Corp.	7,017	499,400
	Stifel Financial Corp.	9,702	706,985
*	StoneX Group, Inc.	5,168	357,160
	Synovus Financial Corp.	17,088	796,130
	Territorial Bancorp, Inc.	4,012	100,661
*	Texas Capital Bancshares, Inc.	15,658	948,875
	Timberland Bancorp, Inc.	3,197	88,717
	Tiptree, Inc.	8,068	125,941
	Tompkins Financial Corp.	1,300	106,743
	Towne Bank	16,184	510,120
	TriCo Bancshares	5,596	245,273
*	TriState Capital Holdings, Inc.	14,013	421,091
*	Triumph Bancorp, Inc.	165	19,355
	TrustCo Bank Corp. NY	7,822	262,506
	Trustmark Corp.	19,644	624,876
	UMB Financial Corp.	3,142	310,492
	Umpqua Holdings Corp.	50,404	1,030,762
#*	Unico American Corp.	1,400	4,676
	United Bancshares, Inc.	406	11,863
	United Bankshares, Inc.	28,521	1,054,992
	United Community Banks, Inc.	14,166	493,543
	United Fire Group, Inc.	10,271	209,837
	United Insurance Holdings Corp.	14,749	56,341
	United Security Bancshares	4,425	35,002
	Unity Bancorp, Inc.	2,168	54,959
	Universal Insurance Holdings, Inc.	10,122	149,502
	Univest Financial Corp.	12,675	363,773
	Unum Group	53,709	1,367,968
	Valley National Bancorp	91,394	1,211,884
	Veritex Holdings, Inc.	7,400	303,030
#	Voya Financial, Inc.	28,966	2,020,958
	Washington Federal, Inc.	19,358	684,499
	Washington Trust Bancorp, Inc.	6,952	379,996
	Waterstone Financial, Inc.	10,318	213,273
#	Webster Financial Corp.	2,734	152,995
	WesBanco, Inc.	20,414	709,795
#	West BanCorp, Inc.	4,026	127,624
	Westamerica BanCorp	6,400	356,864
	Western New England Bancorp, Inc.	12,440	121,041
	Westwood Holdings Group, Inc.	1,679	29,215
	White Mountains Insurance Group Ltd.	525	553,870
	Wintrust Financial Corp.	9,711	859,423
	WSFS Financial Corp.	14,978	776,010
	Zions Bancorp NA	39,595	2,494,089

TOTAL FINANCIALS			143,268,500

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (4.6%)
*	Acadia Healthcare Co., Inc.	21,935	$1,359,970
#††	Achillion Pharmaceuticals, Inc.	70,786	102,640
*	Addus HomeCare Corp.	5,135	480,123
#*	Agios Pharmaceuticals, Inc.	2,132	100,204
#*	Akebia Therapeutics, Inc.	14,638	42,011
*	Alkermes PLC	10,176	308,231
*	Allscripts Healthcare Solutions, Inc.	58,581	807,246
#*	American Shared Hospital Services	400	1,168
*	Amphastar Pharmaceuticals, Inc.	11,030	206,040
*	AnaptysBio, Inc.	7,221	237,571
*	AngioDynamics, Inc.	15,953	456,256
*	ANI Pharmaceuticals, Inc.	4,800	179,424
*	Anika Therapeutics, Inc.	6,314	262,978
*	aTyr Pharma, Inc.	2,013	17,292
*	Avanos Medical, Inc.	17,444	550,184
*	BioDelivery Sciences International, Inc.	2,616	10,673
*	Brookdale Senior Living, Inc.	52,058	338,377
*	Calithera Biosciences, Inc.	26,300	50,759
#*	Cara Therapeutics, Inc.	4,826	81,222
*	Catalyst Biosciences, Inc.	10,000	32,900
*	Catalyst Pharmaceuticals, Inc.	9,532	56,239
#*	CbdMD, Inc.	722	1,278
*	Chinook Therapeutics, Inc.	5,011	53,818
#*	Collegium Pharmaceutical, Inc.	2,738	53,747
*	Community Health Systems, Inc.	7,977	104,499
*	Computer Programs & Systems, Inc.	3,104	112,054
*	Covetrus, Inc.	14,274	288,192
*	Cross Country Healthcare, Inc.	9,073	188,083
#*	CryoLife, Inc.	3,855	79,567
#††	Curative Health Services, Inc.	1,058	0
*	Cyclerion Therapeutics, Inc.	3,805	9,741
#*	Cymabay Therapeutics, Inc.	22,397	87,348
*	Eagle Pharmaceuticals, Inc.	1,375	72,009
*	Emergent BioSolutions, Inc.	951	45,334
*	Enanta Pharmaceuticals, Inc.	5,619	482,391
	Encompass Health Corp.	500	31,780
*	Endo International PLC	6,169	26,218
*	Envista Holdings Corp.	47,001	1,837,739
*	Five Star Senior Living, Inc.	11,501	47,269
*	FONAR Corp.	2,833	45,328
*	GlycoMimetics, Inc.	14,503	27,701
*	Harvard Bioscience, Inc.	11,180	84,185
*	HealthStream, Inc.	6,405	170,437
*	ICU Medical, Inc.	350	81,946
*	Innoviva, Inc.	9,817	171,307
*	Inogen, Inc.	5,823	230,882
*	Integer Holdings Corp.	8,618	775,792
*	IntriCon Corp.	2,053	34,901
#*	Invacare Corp.	14,077	69,540
*	Jazz Pharmaceuticals PLC	8,811	1,172,215
*	Jounce Therapeutics, Inc.	18,276	160,463
*	Kewaunee Scientific Corp.	637	8,154
*	Lantheus Holdings, Inc.	8,322	194,652
*	LENSAR, Inc.	3,093	22,115
*	Ligand Pharmaceuticals, Inc.	338	49,328
*	Magellan Health, Inc.	3,640	345,181
*††	MedCath Corp.	5,455	0
*	MEDNAX, Inc.	19,121	520,665
*	Meridian Bioscience, Inc.	8,459	159,114
*	Merit Medical Systems, Inc.	7,205	484,608

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	Mesa Laboratories, Inc.	169	$51,663
#*	Minerva Neurosciences, Inc.	9,200	12,880
*	ModivCare, Inc.	209	34,019
#*	Mustang Bio, Inc.	38,746	86,791
*	Myriad Genetics, Inc.	5,033	154,865
	National HealthCare Corp.	3,769	263,604
*	Natus Medical, Inc.	11,846	296,742
*	NextGen Healthcare, Inc.	11,200	184,352
*	NuVasive, Inc.	4,546	242,575
#*	OPKO Health, Inc.	8,950	33,921
*	Option Care Health, Inc.	9,679	264,527
#*	OraSure Technologies, Inc.	18,117	193,308
	Organon & Co.	5,111	187,829
*	Orthofix Medical, Inc.	7,241	260,531
	Owens & Minor, Inc.	19,546	701,310
*	Pacira BioSciences, Inc.	1,345	70,317
	Patterson Cos., Inc.	21,976	686,970
#*††	PDL BioPharma, Inc.	35,325	91,492
	Perrigo Co. PLC	30,135	1,360,595
#*	PetIQ, Inc.	7,800	195,390
	Phibro Animal Health Corp., Class A	4,300	94,342
	Premier, Inc., Class A	18,939	737,674
*	Prestige Consumer Healthcare, Inc.	13,261	795,527
	Select Medical Holdings Corp.	11,777	391,232
#*	Star Equity Holdings, Inc.	700	1,848
*	Supernus Pharmaceuticals, Inc.	14,030	418,796
*	Surgalign Holdings, Inc.	24,063	23,132
#*	Synlogic, Inc.	7,427	19,013
*	Taro Pharmaceutical Industries Ltd.	3,249	180,547
*	Triple-S Management Corp., Class B	8,162	288,037
*	United Therapeutics Corp.	2,687	512,572
	Universal Health Services, Inc., Class B	12,255	1,520,846
	Utah Medical Products, Inc.	600	58,098
*	Vanda Pharmaceuticals, Inc.	19,429	332,624
#*	Varex Imaging Corp.	7,333	196,891
#*	X4 Pharmaceuticals, Inc.	532	2,575

TOTAL HEALTH CARE			24,958,524

INDUSTRIALS — (17.9%)
*	AAR Corp.	7,522	266,053
	ABM Industries, Inc.	19,876	874,743
*	Acacia Research Corp.	29	166
	ACCO Brands Corp.	30,033	248,373
#	Acme United Corp.	700	25,900
	Acuity Brands, Inc.	169	34,718
#	ADT, Inc.	69,710	582,078
*	AeroVironment, Inc.	1,213	108,090
	AGCO Corp.	14,693	1,795,632
	Air Lease Corp.	38,619	1,546,691
*	Air Transport Services Group, Inc.	18,303	455,562
#*	Akerna Corp.	1,998	5,335
	Alamo Group, Inc.	5,348	808,618
	Albany International Corp., Class A	8,014	646,329
*	Allegiant Travel Co.	843	147,753
	Allied Motion Technologies, Inc.	6,289	221,058
#*	Alta Equipment Group, Inc.	4,422	63,809
	Altra Industrial Motion Corp.	9,780	510,027
	AMERCO	4,040	2,977,440
*	American Woodmark Corp.	5,706	392,230

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	API Group Corp.	2,041	$44,453
	Apogee Enterprises, Inc.	11,051	463,368
	Applied Industrial Technologies, Inc.	2,290	223,229
	ARC Document Solutions, Inc.	15,700	47,571
	ArcBest Corp.	9,510	854,473
	Arcosa, Inc.	20,171	1,043,446
	Argan, Inc.	5,631	232,335
*	Armstrong Flooring, Inc.	8,427	23,933
*	ASGN, Inc.	6,633	793,705
	Astec Industries, Inc.	9,916	529,316
*	Astronics Corp.	10,639	137,243
#*	Astronics Corp., Class B	385	4,907
*	Atlas Air Worldwide Holdings, Inc.	11,757	953,728
	AZZ, Inc.	9,978	530,131
	Barnes Group, Inc.	12,372	518,882
	Barrett Business Services, Inc.	2,506	205,492
*	Beacon Roofing Supply, Inc.	23,284	1,231,025
	BGSF, Inc.	3,300	39,699
	Boise Cascade Co.	12,237	692,859
	Brady Corp., Class A	7,722	402,239
*	BrightView Holdings, Inc.	9,267	146,975
#*	Broadwind, Inc.	4,795	13,953
*	Builders FirstSource, Inc.	28,942	1,686,450
*	CACI International, Inc., Class A	4,775	1,373,481
	CAI International, Inc.	1,924	107,609
	Carlisle Cos., Inc.	587	130,854
*	CBIZ, Inc.	17,838	654,833
*	CECO Environmental Corp.	13,581	93,437
#*	Chart Industries, Inc.	1,386	246,043
*	CIRCOR International, Inc.	7,218	206,002
*	Civeo Corp.	3,081	69,538
#*	Clarivate PLC	1,179	27,648
*	Clean Harbors, Inc.	7,664	862,507
*	Colfax Corp.	30,636	1,581,430
	Columbus McKinnon Corp.	5,038	238,146
	Comfort Systems USA, Inc.	3,877	354,629
*	Commercial Vehicle Group, Inc.	1,297	13,022
	CompX International, Inc.	200	4,320
#*	Concrete Pumping Holdings, Inc.	3,284	28,242
*	Construction Partners, Inc., Class A	1,479	52,667
	Costamare, Inc.	26,770	358,986
*	Covenant Logistics Group, Inc.	4,974	141,262
*	CPI Aerostructures, Inc.	1,158	3,474
	CRA International, Inc.	3,010	330,558
	Crane Co.	2,435	251,487
	Curtiss-Wright Corp.	4,395	561,154
	Deluxe Corp.	4,239	151,205
*	Ducommun, Inc.	4,739	229,320
*	DXP Enterprises, Inc.	6,186	203,891
*	Dycom Industries, Inc.	9,177	728,837
#*	Eagle Bulk Shipping, Inc.	1,869	80,460
	Eastern Co.	910	21,867
*	Echo Global Logistics, Inc.	8,765	422,736
	EMCOR Group, Inc.	6,766	822,001
	Encore Wire Corp.	5,268	706,228
	EnerSys	4,635	370,985
#	Eneti, Inc.	4,950	70,142
	Ennis, Inc.	10,515	199,154
	EnPro Industries, Inc.	4,915	440,679

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	6,211	$525,202
	Federal Signal Corp.	13,756	588,894
#*	Fluor Corp.	12,113	235,477
	Forward Air Corp.	2,317	232,998
	Franklin Electric Co., Inc.	2,317	200,142
#*	FreightCar America, Inc.	4,774	20,003
*	FTI Consulting, Inc.	4,262	613,387
*	Gates Industrial Corp. PLC	17,945	295,016
	GATX Corp.	14,182	1,345,163
	Genco Shipping & Trading Ltd.	10,785	185,178
*	Gencor Industries, Inc.	1,822	20,334
*	Gibraltar Industries, Inc.	6,137	399,887
*	GMS, Inc.	12,651	626,604
#	Gorman-Rupp Co.	9,371	398,455
	Graham Corp.	3,427	43,557
#	Granite Construction, Inc.	12,476	463,109
*	Great Lakes Dredge & Dock Corp.	18,178	276,669
	Greenbrier Cos., Inc.	11,925	489,164
	Griffon Corp.	17,303	458,356
*	Harsco Corp.	15,124	258,620
#*	Hawaiian Holdings, Inc.	16,332	316,024
	Heartland Express, Inc.	27,859	454,937
	Heidrick & Struggles International, Inc.	5,822	272,935
	Helios Technologies, Inc.	2,022	184,103
	Herc Holdings, Inc.	4,298	782,408
*	Heritage-Crystal Clean, Inc.	3,996	138,541
	Herman Miller, Inc.	9,558	371,997
*	Hill International, Inc.	18,740	38,230
	Hillenbrand, Inc.	4,266	193,932
	HNI Corp.	6,843	255,928
*	Hub Group, Inc., Class A	10,414	818,228
*	Hudson Global, Inc.	170	2,839
*	Hudson Technologies, Inc.	3,873	13,710
	Huntington Ingalls Industries, Inc.	124	25,139
	Hurco Cos., Inc.	2,430	78,854
*	Huron Consulting Group, Inc.	6,466	324,335
	Hyster-Yale Materials Handling, Inc.	5,273	253,315
	ICF International, Inc.	4,421	444,266
*	IES Holdings, Inc.	4,262	212,461
	Insteel Industries, Inc.	5,944	241,742
	Interface, Inc.	10,275	147,549
	ITT, Inc.	2,738	257,564
*	JELD-WEN Holding, Inc.	15,377	421,484
	Kadant, Inc.	1,702	378,048
	Kaman Corp.	7,125	255,004
*	KAR Auction Services, Inc.	18,852	276,559
	Kelly Services, Inc., Class A	12,054	217,334
	Kennametal, Inc.	13,692	544,257
	Kimball International, Inc., Class B	13,255	144,082
*	Kirby Corp.	11,848	620,954
	Knight-Swift Transportation Holdings, Inc.	43,670	2,475,652
	Korn Ferry	17,890	1,381,287
*	Kratos Defense & Security Solutions, Inc.	3,777	80,790
*	Lawson Products, Inc.	2,007	101,755
*	LB Foster Co., Class A	3,630	57,826
*	Limbach Holdings, Inc.	1,631	11,466
*	LS Starrett Co., Class A	489	4,939
	LSI Industries, Inc.	9,836	73,180
	Macquarie Infrastructure Holdings LLC	17,877	65,966

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc.	15,281	$327,472
	ManpowerGroup, Inc.	5,337	515,821
	ManTech International Corp., Class A	6,874	592,676
	Marten Transport Ltd.	21,324	354,618
*	Masonite International Corp.	3,143	377,191
#*	MasTec, Inc.	12,633	1,125,979
*	Matrix Service Co.	8,891	90,955
	Matson, Inc.	10,742	894,594
	Matthews International Corp., Class A	9,824	337,651
	Maxar Technologies, Inc.	11,171	296,590
*	Mayville Engineering Co., Inc.	1,044	18,541
	McGrath RentCorp.	5,993	432,335
*	Mercury Systems, Inc.	1,051	54,169
*	Meritor, Inc.	11,169	271,853
#*	Mesa Air Group, Inc.	11,416	86,077
	Miller Industries, Inc.	4,566	165,015
*	Mistras Group, Inc.	11,468	112,616
	Moog, Inc., Class A	9,741	735,738
*	MRC Global, Inc.	23,300	193,390
	Mueller Industries, Inc.	9,980	525,347
	Mueller Water Products, Inc., Class A	28,085	460,875
*	MYR Group, Inc.	5,161	527,196
	National Presto Industries, Inc.	2,149	178,689
	Nielsen Holdings PLC	61,150	1,238,287
	NL Industries, Inc.	5,599	32,306
*	NN, Inc.	17,672	88,183
#*	Northwest Pipe Co.	4,013	95,349
*	NOW, Inc.	40,187	290,150
*	NV5 Global, Inc.	2,275	236,896
	nVent Electric PLC	21,152	749,838
*	Orion Group Holdings, Inc.	13,009	57,890
	Oshkosh Corp.	10,839	1,159,773
	Owens Corning	2,267	211,760
*	PAM Transportation Services, Inc.	2,916	180,267
	Park Aerospace Corp.	7,310	95,688
	Park-Ohio Holdings Corp.	4,000	93,280
*	Parsons Corp.	1,514	52,445
	Patriot Transportation Holding, Inc.	178	2,729
*	Perma-Pipe International Holdings, Inc.	1,500	12,825
*	PGT Innovations, Inc.	9,267	197,850
#	Powell Industries, Inc.	4,041	104,500
	Preformed Line Products Co.	2,167	150,390
	Primoris Services Corp.	15,626	421,121
*	Quad/Graphics, Inc.	18,082	71,243
	Quanex Building Products Corp.	10,042	208,070
	Quanta Services, Inc.	8,652	1,049,315
*	Radiant Logistics, Inc.	12,254	82,469
*	RCM Technologies, Inc.	4,177	24,937
	Regal Beloit Corp.	7,758	1,181,776
*	Resideo Technologies, Inc.	26,996	665,721
	Resources Connection, Inc.	10,756	187,262
	REV Group, Inc.	10,608	160,287
	Rush Enterprises, Inc., Class A	16,007	833,645
	Rush Enterprises, Inc., Class B	2,475	127,982
	Ryder System, Inc.	12,445	1,057,203
	Schneider National, Inc., Class B	15,608	389,264
#	Science Applications International Corp.	6,252	561,305
*	Sensata Technologies Holding PLC	24,649	1,358,160
	Shyft Group, Inc.	420	17,308

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	SIFCO Industries, Inc.	659	$5,055
*	SkyWest, Inc.	14,199	610,983
	Snap-on, Inc.	6,617	1,344,773
#*	Spirit Airlines, Inc.	21,909	478,712
	SPX FLOW, Inc.	8,347	623,604
	Standex International Corp.	2,335	259,815
	Steelcase, Inc., Class A	22,931	272,879
*	Sterling Construction Co., Inc.	6,799	163,448
#*	Sunrun, Inc.	12,085	697,063
*	Team, Inc.	12,866	31,136
	Tennant Co.	309	24,553
	Terex Corp.	16,734	749,683
*	Textainer Group Holdings Ltd.	19,754	776,135
	Textron, Inc.	5,261	388,525
*	Thermon Group Holdings, Inc.	10,945	189,130
	Timken Co.	15,081	1,069,997
#*	Titan International, Inc.	16,208	117,022
*	Titan Machinery, Inc.	7,999	227,332
#	Trinity Industries, Inc.	39,523	1,108,620
	Triton International Ltd.	23,925	1,487,896
*	TrueBlue, Inc.	12,939	360,351
*	Tutor Perini Corp.	24,498	333,663
*	Twin Disc, Inc.	2,022	27,459
*	U.S. Ecology, Inc.	7,000	225,330
#*	U.S. Xpress Enterprises, Inc., Class A	11,175	84,595
	UFP Industries, Inc.	14,860	1,215,994
*	Ultralife Corp.	969	6,066
	UniFirst Corp.	1,599	316,538
*	Univar Solutions, Inc.	28,975	741,180
	Universal Logistics Holdings, Inc.	6,572	138,538
*	USA Truck, Inc.	3,957	76,251
*	Vectrus, Inc.	3,879	187,860
*	Veritiv Corp.	7,447	798,840
*	Vidler Water Resouces, Inc.	8,513	105,221
*	Virco Mfg. Corp.	4,400	14,608
	VSE Corp.	3,987	221,478
	Wabash National Corp.	17,100	265,563
	Werner Enterprises, Inc.	17,645	799,671
*	WESCO International, Inc.	12,823	1,661,348
#*	Willdan Group, Inc.	1,985	66,359
*	Willis Lease Finance Corp.	2,293	92,889
*	WillScot Mobile Mini Holdings Corp.	31,721	1,102,305
	Zurn Water Solutions Corp.	3,291	119,397

TOTAL INDUSTRIALS			96,995,413

INFORMATION TECHNOLOGY — (8.0%)
*	ACI Worldwide, Inc.	10,665	327,202
	ADTRAN, Inc.	21,205	391,868
	Advanced Energy Industries, Inc.	2,485	228,173
*	Airgain, Inc.	2,500	28,075
	Alliance Data Systems Corp.	6,863	585,071
*	Alpha & Omega Semiconductor Ltd.	6,531	226,299
	Amkor Technology, Inc.	85,654	1,877,536
*	Amtech Systems, Inc.	6,555	98,456
*	Arrow Electronics, Inc.	28,036	3,245,167
*	AstroNova, Inc.	1,475	24,338
*	Asure Software, Inc.	2,090	20,189
*	Aviat Networks, Inc.	3,200	91,520
	Avnet, Inc.	41,414	1,578,288

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aware, Inc.	4,272	$15,037
*	Axcelis Technologies, Inc.	10,746	590,278
*	AXT, Inc.	17,093	139,650
	Bel Fuse, Inc., Class B	3,659	50,933
	Belden, Inc.	5,939	357,587
	Benchmark Electronics, Inc.	15,349	357,785
*	BM Technologies, Inc.	2,712	24,245
*	Bottomline Technologies De, Inc.	577	26,715
	Cass Information Systems, Inc.	3,100	127,069
*	CEVA, Inc.	1,616	73,706
*	Ciena Corp.	3,312	179,808
	CMC Materials, Inc.	2,614	335,559
*	Cohu, Inc.	11,374	364,423
#	Communications Systems, Inc.	2,300	8,740
*	Computer Task Group, Inc.	6,054	46,979
	Comtech Telecommunications Corp.	8,620	185,933
	Concentrix Corp.	12,784	2,271,461
*	Conduent, Inc.	79,377	535,795
*	Consensus Cloud Solutions, Inc.	366	23,179
	CSG Systems International, Inc.	3,875	193,944
*	CSP, Inc.	66	562
	CTS Corp.	9,528	339,387
*	CyberOptics Corp.	2,716	113,420
*	Daktronics, Inc.	17,660	98,013
*	Digi International, Inc.	10,327	222,547
*	Diodes, Inc.	3,868	371,676
*	DSP Group, Inc.	3,539	77,752
*	DXC Technology Co.	42,893	1,397,025
#	Ebix, Inc.	6,735	220,975
*	EMCORE Corp.	6,506	48,665
*	ePlus, Inc.	3,660	404,686
*	ExlService Holdings, Inc.	136	16,678
*	Fabrinet	8,009	768,864
#*	First Solar, Inc.	18,534	2,216,481
*	Flex Ltd.	130,502	2,205,484
*	FormFactor, Inc.	10,258	408,063
*	Frequency Electronics, Inc.	2,659	26,563
*	Genasys, Inc.	2,774	14,092
*	GTY Technology Holdings, Inc.	3,577	27,185
	Hackett Group, Inc.	5,869	124,071
#*	Harmonic, Inc.	31,893	289,270
*	I3 Verticals, Inc., Class A.	2,200	49,258
*	Ichor Holdings Ltd.	2,361	103,223
#*	II-VI, Inc.	942	57,000
	Information Services Group, Inc.	1,404	11,443
*	Insight Enterprises, Inc.	9,403	890,464
	InterDigital, Inc.	4,754	318,280
*	inTEST Corp	4,410	48,819
*	Intevac, Inc.	7,564	35,324
*	Iteris, Inc.	16,200	86,832
*	Itron, Inc.	276	21,465
	Jabil, Inc.	28,077	1,683,497
	Juniper Networks, Inc.	47,809	1,411,322
*	Key Tronic Corp.	2,718	17,531
*	Kimball Electronics, Inc.	10,520	302,450
*	Knowles Corp.	24,185	504,015
	Kulicke & Soffa Industries, Inc.	12,487	711,759
*	KVH Industries, Inc.	7,706	79,064
*	Lantronix, Inc.	1,900	18,430

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	LightPath Technologies, Inc., Class A	3,216	$6,271
*	Luna Innovations, Inc.	3,500	34,090
*	Magnachip Semiconductor Corp.	3,400	64,464
	Maximus, Inc.	1,480	125,164
	Methode Electronics, Inc.	9,826	413,380
#*	N-Able, Inc.	640	8,512
*	NeoPhotonics Corp.	15,687	158,752
#*	NETGEAR, Inc.	9,954	286,974
*	NetScout Systems, Inc.	19,624	531,025
	Network-1 Technologies, Inc.	3,000	8,430
*	Onto Innovation, Inc.	7,410	586,946
*	Optical Cable Corp.	1,600	6,176
#*	OSI Systems, Inc.	4,996	465,178
	PC Connection, Inc.	7,888	363,242
	PC-Tel, Inc.	5,882	33,880
#*	PDF Solutions, Inc.	3,455	81,296
*	PFSweb, Inc.	5,700	74,100
*	Photronics, Inc.	18,041	234,353
*	Ping Identity Holding Corp.	4,863	137,769
*	Plexus Corp.	8,395	733,051
*	Rambus, Inc.	8,430	196,166
*	RF Industries Ltd.	681	5,182
*	Ribbon Communications, Inc.	56,517	309,148
	Richardson Electronics Ltd.	3,224	35,174
*	Rogers Corp.	3,710	746,155
*	Sanmina Corp.	23,837	899,847
#	Sapiens International Corp. NV	3,588	125,329
*	ScanSource, Inc.	9,850	352,433
#††	Silicon Graphics, Inc.	137	0
*	Smith Micro Software, Inc.	2,220	12,654
#	SolarWinds Corp.	640	10,304
*	Stratasys Ltd.	9,275	292,533
*	Super Micro Computer, Inc.	12,744	451,010
#*	Synchronoss Technologies, Inc.	31,000	81,840
	SYNNEX Corp.	13,283	1,394,715
*	TESSCO Technologies, Inc.	3,407	17,853
*	TTM Technologies, Inc.	27,324	361,770
*	Ultra Clean Holdings, Inc.	7,830	388,133
*	Upland Software, Inc.	3,103	103,547
#*	Veeco Instruments, Inc.	14,237	345,817
#*	Verint Systems, Inc.	3,183	148,328
*	Viasat, Inc.	8,343	497,994
#*	VirnetX Holding Corp.	1,799	6,926
	Vishay Intertechnology, Inc.	34,468	662,475
*	Vishay Precision Group, Inc.	3,963	135,099
#*	WidePoint Corp.	744	3,772
	Xerox Holdings Corp.	47,535	846,123
	Xperi Holding Corp.	23,253	416,694

TOTAL INFORMATION TECHNOLOGY			43,572,717

MATERIALS — (8.8%)
*	AdvanSix, Inc.	12,068	586,505
#*	AgroFresh Solutions, Inc.	10,796	21,916
	Alcoa Corp.	46,033	2,115,216
*	Allegheny Technologies, Inc.	22,219	357,726
*	Alpha Metallurgical Resources, Inc.	6,668	412,016
	American Vanguard Corp.	12,936	201,543
*	Ampco-Pittsburgh Corp.	4,848	27,246
*	Arconic Corp.	14,882	437,828

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Ashland Global Holdings, Inc.	14,354	$1,378,128
	Avient Corp.	503	27,102
*	Berry Global Group, Inc.	27,309	1,789,832
	Cabot Corp.	12,411	662,127
#	Caledonia Mining Corp. PLC	2,657	32,920
	Carpenter Technology Corp.	15,831	488,861
	CF Industries Holdings, Inc.	9,848	559,366
	Chase Corp.	622	59,712
*	Clearwater Paper Corp.	6,893	288,334
#*	Coeur Mining, Inc.	32,017	202,668
	Commercial Metals Co.	40,252	1,295,309
*	Core Molding Technologies, Inc.	2,490	27,390
*	Domtar Corp.	18,629	1,016,957
	Ecovyst, Inc.	16,859	196,913
	Element Solutions, Inc.	64,822	1,472,108
*	Ferro Corp.	13,199	277,443
*	Ferroglobe PLC	20,870	138,368
††	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
	Fortitude Gold Corp.	5,267	35,763
	Friedman Industries, Inc.	1,905	26,213
	FutureFuel Corp.	15,413	108,816
#*	GCP Applied Technologies, Inc.	8,328	188,296
	Glatfelter Corp.	15,735	258,526
	Gold Resource Corp.	18,435	33,920
	Graphic Packaging Holding Co.	71,268	1,420,371
	Greif, Inc., Class A	8,123	525,396
	Greif, Inc., Class B.	2,591	169,089
	Hawkins, Inc.	7,610	279,059
	Haynes International, Inc.	5,048	202,576
#	HB Fuller Co.	13,400	944,834
	Hecla Mining Co.	141,656	818,772
	Huntsman Corp.	62,390	2,032,666
	Innospec, Inc.	6,586	596,757
*	Intrepid Potash, Inc.	4,317	210,281
#*	Koppers Holdings, Inc.	4,268	149,764
*	Kraton Corp.	13,762	628,235
	Kronos Worldwide, Inc.	20,210	263,336
	Louisiana-Pacific Corp.	934	55,041
*	LSB Industries, Inc.	6,503	58,072
	Materion Corp.	6,626	478,265
	Mercer International, Inc.	21,251	228,873
	Minerals Technologies, Inc.	11,516	816,945
	Mosaic Co.	32,822	1,364,411
	Myers Industries, Inc.	4,300	88,494
	Neenah, Inc.	3,946	199,431
#	Nexa Resources SA	9,879	83,478
	Olin Corp.	36,575	2,084,043
	Olympic Steel, Inc.	6,193	167,025
*	Ranpak Holdings Corp.	439	15,128
*	Rayonier Advanced Materials, Inc.	21,285	152,826
	Reliance Steel & Aluminum Co.	22,422	3,277,200
	Resolute Forest Products, Inc.	24,714	290,637
	Ryerson Holding Corp.	12,317	324,676
	Schnitzer Steel Industries, Inc., Class A	9,993	537,623
	Schweitzer-Mauduit International, Inc.	10,508	366,099
	Sensient Technologies Corp.	5,813	555,723
	Silgan Holdings, Inc.	1,010	40,602
	Sonoco Products Co.	15,411	893,067
	Steel Dynamics, Inc.	47,536	3,141,179

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Stepan Co.	5,683	$682,074
*	Summit Materials, Inc., Class A	38,435	1,370,208
	SunCoke Energy, Inc.	32,175	232,304
*	Synalloy Corp.	842	9,515
#*	TimkenSteel Corp.	17,420	243,009
*	Trecora Resources	9,171	71,350
	Tredegar Corp.	14,033	169,238
*	TriMas Corp.	6,595	219,943
	Trinseo PLC	5,224	292,857
	Tronox Holdings PLC, Class A	39,317	916,872
#	U.S. Steel Corp.	15,916	420,023
*	UFP Technologies, Inc.	2,556	158,191
	United States Lime & Minerals, Inc.	1,241	153,239
*	Universal Stainless & Alloy Products, Inc.	2,690	25,501
*	Venator Materials PLC	28,594	86,068
	Verso Corp., Class A	10,042	221,727
	Warrior Met Coal, Inc.	15,197	364,272
	Westlake Chemical Corp.	24,175	2,353,194
	WestRock Co.	14,319	688,744
	Worthington Industries, Inc.	13,566	736,905

TOTAL MATERIALS			47,600,276

REAL ESTATE — (1.3%)
*	AMREP Corp.	600	8,412
#	CTO Realty Growth, Inc.	280	15,011
#*	Cushman & Wakefield PLC	21,044	386,999
*	Forestar Group, Inc.	15,257	298,580
*	FRP Holdings, Inc.	2,500	143,000
*	Howard Hughes Corp.	7,111	619,581
*	Jones Lang LaSalle, Inc.	14,289	3,689,848
	Kennedy-Wilson Holdings, Inc.	10,714	239,672
*	Marcus & Millichap, Inc.	8,957	421,875
#*	Rafael Holdings, Inc., Class B	2,100	15,876
	RE/MAX Holdings, Inc., Class A	7,315	232,690
*	Realogy Holdings Corp.	28,615	495,612
	RMR Group, Inc., Class A	4,000	139,160
*	Stratus Properties, Inc.	650	22,152
*	Tejon Ranch Co.	11,225	204,407

TOTAL REAL ESTATE			6,932,875

UTILITIES — (0.8%)
	Brookfield Renewable Corp., Class A	8,452	349,997
#	Genie Energy Ltd., Class B	2,650	13,117
	MDU Resources Group, Inc.	43,349	1,332,115
	New Jersey Resources Corp.	12,181	460,564
#	Ormat Technologies, Inc.	2,735	197,823
	Vistra Corp.	93,365	1,829,020

TOTAL UTILITIES			4,182,636

TOTAL COMMON STOCKS			525,126,450

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	307	33,518

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	5,687	$178,572

TOTAL PREFERRED STOCKS		212,090

TOTAL INVESTMENT SECURITIES (Cost $377,361,614)		525,338,540

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.025%	1,816,008	1,816,008

SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	1,273,271	14,731,748

TOTAL INVESTMENTS — (100.0%) (Cost $393,907,784)		$541,886,296

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$16,148,136	—	$2,041		$16,150,177
Consumer Discretionary	69,858,881	—	1,282		69,860,163
Consumer Staples	26,017,712	—	—		26,017,712
Energy	45,587,457	—	—		45,587,457
Financials	143,268,500	—	—		143,268,500
Health Care	24,764,392	—	194,132		24,958,524
Industrials	96,995,413	—	—		96,995,413
Information Technology	43,572,717	—	—		43,572,717
Materials	47,600,276	—	—		47,600,276
Real Estate	6,932,875	—	—		6,932,875
Utilities	4,182,636	—	—		4,182,636
Preferred Stocks
Consumer Discretionary	33,518	—	—		33,518
Industrials	178,572	—	—		178,572
Temporary Cash Investments	1,816,008	—	—		1,816,008
Securities Lending Collateral	—	$14,731,748	—		14,731,748

TOTAL	$526,957,093	$14,731,748	$197,455	^	$541,886,296

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (9.9%)
	Activision Blizzard, Inc.	14,373	$1,123,825
	AT&T, Inc.	464,014	11,720,994
*	Charter Communications, Inc., Class A	8,801	5,939,707
	Comcast Corp., Class A	299,220	15,388,885
#*	Discovery, Inc., Class A	20,493	480,356
*	Discovery, Inc., Class C	35,555	802,121
*	DISH Network Corp., Class A	27,506	1,129,671
	Electronic Arts, Inc.	700	98,175
	Fox Corp., Class A	36,671	1,457,306
	Fox Corp., Class B	30,375	1,122,660
	Interpublic Group of Cos., Inc.	16,852	616,278
*	Liberty Broadband Corp., Class A	600	96,462
*	Liberty Broadband Corp., Class C	6,600	1,072,170
*	Liberty Media Corp.-Liberty Formula One, Class A	535	27,900
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	252,607
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	222,317
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	712,723
	Lumen Technologies, Inc.	130,666	1,549,699
*	Madison Square Garden Entertainment Corp.	154	10,852
	News Corp., Class A	16,744	383,438
	News Corp., Class B	8,065	181,946
*	T-Mobile U.S., Inc.	30,281	3,483,223
	Verizon Communications, Inc.	119,803	6,348,361
#	ViacomCBS, Inc., Class A	1,652	64,312
	ViacomCBS, Inc., Class B	67,046	2,428,406
*	Walt Disney Co.	45,722	7,730,218

TOTAL COMMUNICATION SERVICES			64,444,612

CONSUMER DISCRETIONARY — (6.8%)
	Advance Auto Parts, Inc.	7,659	1,727,258
*	Aptiv PLC	4,840	836,788
	Aramark	21,061	768,305
	Autoliv, Inc.	10,304	997,942
	BorgWarner, Inc.	27,403	1,235,053
*	Capri Holdings Ltd.	1,300	69,212
*	CarMax, Inc.	9,448	1,293,620
#*	Carnival Corp.	43,840	971,494
*	Dollar Tree, Inc.	14,715	1,585,688
	DR Horton, Inc.	56,804	5,070,893
*	Ford Motor Co.	156,704	2,676,504
	Gap, Inc.	14,576	330,729
	Garmin Ltd.	11,471	1,647,236
*	General Motors Co.	100,456	5,467,820
	Gentex Corp.	29,709	1,051,401
	Harley-Davidson, Inc.	1,373	50,101
	Hasbro, Inc.	3,203	306,719
*	Hyatt Hotels Corp., Class A	2,188	186,418
	Kohl’s Corp.	12,377	600,656
	Lear Corp.	6,694	1,150,364
	Lennar Corp., Class A	22,553	2,253,721
	Lennar Corp., Class B	1,507	123,695
	Lithia Motors, Inc., Class A	2,389	762,617
*	LKQ Corp.	36,546	2,012,954
	MGM Resorts International	32,476	1,531,568
*	Mohawk Industries, Inc.	9,865	1,748,177

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Newell Brands, Inc.	8,465	$193,764
*	Norwegian Cruise Line Holdings Ltd.	12,160	312,755
	PulteGroup, Inc.	42,097	2,024,024
*	PVH Corp.	6,178	675,441
	Ralph Lauren Corp.	2,390	303,936
*	Royal Caribbean Cruises Ltd.	10,937	923,411
	Service Corp. International	700	47,943
*	Skechers USA, Inc., Class A	2,403	111,043
	Tapestry, Inc.	13,502	526,308
	Target Corp.	1,223	317,515
	Toll Brothers, Inc.	3,807	229,067
#*	Veoneer, Inc.	2,824	99,405
	Whirlpool Corp.	7,935	1,672,936

TOTAL CONSUMER DISCRETIONARY			43,894,481

CONSUMER STAPLES — (6.1%)
	Archer-Daniels-Midland Co.	24,001	1,541,824
	Bunge Ltd.	15,242	1,412,019
	Campbell Soup Co.	300	11,985
	Conagra Brands, Inc.	34,544	1,112,317
	Constellation Brands, Inc., Class A	9,936	2,154,224
*	Coty, Inc., Class A	7,970	67,586
*	Darling Ingredients, Inc.	12,400	1,048,048
	General Mills, Inc.	33,110	2,046,198
	Hormel Foods Corp.	9,549	404,114
	J M Smucker Co.	13,623	1,673,722
	Keurig Dr Pepper, Inc.	5,429	195,933
	Kraft Heinz Co.	28,643	1,027,997
	Kroger Co.	80,164	3,208,163
	Molson Coors Beverage Co., Class B	11,394	502,361
	Mondelez International, Inc., Class A	74,765	4,541,226
*	Pilgrim’s Pride Corp.	2,655	74,765
*	Post Holdings, Inc.	6,550	664,694
	Seaboard Corp.	12	46,200
	Spectrum Brands Holdings, Inc.	174	16,312
	Tyson Foods, Inc., Class A	36,011	2,879,800
*	U.S. Foods Holding Corp.	17,034	590,569
	Walgreens Boots Alliance, Inc.	69,953	3,289,190
	Walmart, Inc.	75,729	11,315,427

TOTAL CONSUMER STAPLES			39,824,674

ENERGY — (8.3%)
	APA Corp.	4,268	111,864
	Baker Hughes Co.	21,033	527,508
	Cabot Oil & Gas Corp.	7,675	163,631
	Chevron Corp.	54,897	6,285,158
	ConocoPhillips.	109,454	8,153,228
	Continental Resources, Inc.	5,878	286,905
	Devon Energy Corp.	23,974	960,878
	Diamondback Energy, Inc.	3,941	422,436
	EOG Resources, Inc.	24,597	2,274,239
	Exxon Mobil Corp.	168,098	10,837,278
	Halliburton Co.	34,566	863,804
	Helmerich & Payne, Inc.	818	25,391
	Hess Corp.	28,436	2,347,960
	Kinder Morgan, Inc.	95,103	1,592,975
	Marathon Oil Corp.	18,135	295,963
	Marathon Petroleum Corp.	32,236	2,125,319

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Murphy Oil Corp.	2,737	$76,171
*	NOV, Inc.	626	8,777
	Occidental Petroleum Corp.	98,732	3,310,484
	ONEOK, Inc.	15,135	962,889
	Phillips 66	18,704	1,398,685
	Pioneer Natural Resources Co.	14,504	2,711,958
	Schlumberger NV	102,180	3,296,327
	Targa Resources Corp.	9,717	531,228
	Valero Energy Corp.	33,270	2,572,769
	Williams Cos., Inc.	63,065	1,771,496

TOTAL ENERGY			53,915,321

FINANCIALS — (22.1%)
	Aflac, Inc.	44,437	2,384,934
*	Alleghany Corp.	521	339,369
	Allstate Corp.	32,749	4,050,069
	Ally Financial, Inc.	51,633	2,464,959
	American Financial Group, Inc.	7,203	979,896
	American International Group, Inc.	29,430	1,739,019
*	Arch Capital Group Ltd.	16,276	680,662
	Assurant, Inc.	3,963	639,272
*	Athene Holding Ltd., Class A	10,879	946,582
	Axis Capital Holdings Ltd.	973	50,664
	Bank of America Corp.	205,025	9,796,094
	Bank of New York Mellon Corp.	58,395	3,456,984
*	Berkshire Hathaway, Inc., Class B	41,611	11,942,773
	Capital One Financial Corp.	27,365	4,132,936
	Charles Schwab Corp.	5,085	417,123
	Chubb Ltd.	11,100	2,168,718
	Cincinnati Financial Corp.	4,307	523,042
	Citigroup, Inc.	108,416	7,498,051
	Citizens Financial Group, Inc.	23,897	1,132,240
	CNA Financial Corp.	3,404	152,703
	Comerica, Inc.	7,975	678,593
	East West Bancorp, Inc.	3,233	256,959
	Equitable Holdings, Inc.	10,621	355,804
	Everest Re Group Ltd.	1,981	518,031
	Fifth Third Bancorp.	73,951	3,219,087
	First Horizon Corp.	31,098	527,733
	Franklin Resources, Inc.	9,835	309,704
	Globe Life, Inc.	4,255	378,780
	Goldman Sachs Group, Inc.	19,904	8,227,318
	Hartford Financial Services Group, Inc.	50,871	3,710,022
	Huntington Bancshares, Inc.	142,365	2,240,825
	Invesco Ltd.	12,464	316,710
	Jefferies Financial Group, Inc.	1,212	52,116
	JPMorgan Chase & Co.	120,346	20,445,582
	KeyCorp.	69,635	1,620,406
	Lincoln National Corp.	10,260	740,259
	Loews Corp.	13,619	763,617
	M&T Bank Corp.	7,296	1,073,388
*	Markel Corp.	361	474,040
	MetLife, Inc.	22,456	1,410,237
	Morgan Stanley	87,595	9,003,014
	Northern Trust Corp.	11,340	1,395,274
	PacWest Bancorp	1,151	54,638
	People’s United Financial, Inc.	8,409	144,130
	PNC Financial Services Group, Inc.	16,108	3,399,271
	Principal Financial Group, Inc.	29,370	1,970,433

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	567	$42,701
	Prudential Financial, Inc.	14,337	1,577,787
	Raymond James Financial, Inc.	3,717	366,459
	Regions Financial Corp.	73,172	1,732,713
	Reinsurance Group of America, Inc.	3,446	406,904
	RenaissanceRe Holdings Ltd.	1,450	205,610
	Santander Consumer USA Holdings, Inc.	13,088	545,770
	Signature Bank	289	86,070
	State Street Corp.	25,275	2,490,851
	Synchrony Financial	25,628	1,190,421
	Synovus Financial Corp.	1,104	51,435
	Travelers Cos., Inc.	27,113	4,361,939
	Truist Financial Corp.	56,633	3,594,497
	U.S. Bancorp.	30,187	1,822,389
	Unum Group	3,525	89,782
#	Voya Financial, Inc.	2,948	205,682
	Wells Fargo & Co.	110,795	5,668,272
	WR Berkley Corp	986	78,486
	Zions Bancorp NA	11,396	717,834

TOTAL FINANCIALS			144,017,663

HEALTH CARE — (15.4%)
	Abbott Laboratories	6,348	818,194
	Anthem, Inc.	17,704	7,703,542
	Baxter International, Inc.	14,414	1,138,129
	Becton Dickinson & Co.	4,531	1,085,582
*	Biogen, Inc.	9,483	2,528,926
*	Bio-Rad Laboratories, Inc., Class A	918	729,516
*	Boston Scientific Corp.	1,580	68,145
	Bristol-Myers Squibb Co.	91,429	5,339,454
*	Catalent, Inc.	500	68,930
*	Centene Corp.	31,729	2,260,374
	Cerner Corp.	2,018	149,917
*	Change Healthcare, Inc.	3,848	82,847
	Cigna Corp.	23,784	5,080,500
	Cooper Cos., Inc.	200	83,384
	CVS Health Corp.	101,173	9,032,726
	Danaher Corp.	20,344	6,342,649
*	DaVita, Inc.	9,053	934,632
	DENTSPLY SIRONA, Inc.	10,502	600,819
*	Elanco Animal Health, Inc.	6,840	224,899
*	Envista Holdings Corp.	1,720	67,252
	Gilead Sciences, Inc.	44,088	2,860,429
*	Henry Schein, Inc.	11,024	841,682
*	Hologic, Inc.	1,400	102,634
	Humana, Inc.	9,731	4,507,010
*	IQVIA Holdings, Inc.	3,360	878,371
*	Jazz Pharmaceuticals PLC	6,215	826,844
*	Laboratory Corp. of America Holdings	14,026	4,025,743
	McKesson Corp.	3,387	704,090
	Medtronic PLC	38,307	4,591,477
	PerkinElmer, Inc.	2,956	522,887
	Pfizer, Inc.	367,606	16,079,087
	Quest Diagnostics, Inc.	17,859	2,621,344
*	Regeneron Pharmaceuticals, Inc.	1,682	1,076,379
	STERIS PLC	6,722	1,571,200
*	Syneos Health, Inc.	3,195	298,221
#*	Teladoc Health, Inc.	452	67,615
	Teleflex, Inc.	157	56,040

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Thermo Fisher Scientific, Inc.	15,941	$10,091,769
*	United Therapeutics Corp.	775	147,839
	UnitedHealth Group, Inc.	131	60,322
	Universal Health Services, Inc., Class B	11,058	1,372,298
*	Vertex Pharmaceuticals, Inc.	484	89,506
	Viatris, Inc.	77,958	1,040,739
	Zimmer Biomet Holdings, Inc.	8,274	1,184,175

TOTAL HEALTH CARE			99,958,118

INDUSTRIALS — (13.4%)
*	AECOM	13,929	952,326
	AGCO Corp.	9,374	1,145,597
*	Alaska Air Group, Inc.	8,088	427,046
	AMERCO	2,175	1,602,953
	AMETEK, Inc.	3,123	413,485
	Arcosa, Inc.	1,576	81,526
*	Builders FirstSource, Inc.	16,700	973,109
*	CACI International, Inc., Class A	200	57,528
	Carlisle Cos., Inc.	7,596	1,693,300
	Carrier Global Corp.	47,193	2,464,890
	CSX Corp.	12,581	455,055
	Cummins, Inc.	10,867	2,606,341
	Deere & Co.	199	68,120
*	Delta Air Lines, Inc.	11,573	452,852
	Dover Corp.	8,834	1,493,653
	Eaton Corp. PLC	25,593	4,216,703
	Emerson Electric Co.	5,210	505,422
	FedEx Corp.	18,335	4,318,443
	Fortive Corp.	7,159	542,008
	Fortune Brands Home & Security, Inc.	12,304	1,247,626
	General Dynamics Corp.	13,487	2,734,489
	General Electric Co.	20,817	2,183,079
*	GXO Logistics, Inc.	14,263	1,266,554
	Howmet Aerospace, Inc.	44,451	1,319,750
	Hubbell, Inc.	2,329	464,333
	Huntington Ingalls Industries, Inc.	508	102,987
	IHS Markit Ltd.	2,405	314,382
*	Ingersoll Rand, Inc.	18,883	1,015,150
	ITT, Inc.	400	37,628
	Jacobs Engineering Group, Inc.	9,810	1,377,520
*	JetBlue Airways Corp.	16,982	238,257
	Johnson Controls International PLC	36,356	2,667,440
	Kansas City Southern	12,742	3,953,206
	L3Harris Technologies, Inc.	2,484	572,661
	Leidos Holdings, Inc.	16,426	1,642,272
*	MasTec, Inc.	425	37,880
*	Middleby Corp.	1,625	296,465
	Nielsen Holdings PLC	28,793	583,058
	Norfolk Southern Corp.	17,447	5,112,843
	Northrop Grumman Corp.	1,134	405,088
	Oshkosh Corp.	4,557	487,599
	Otis Worldwide Corp.	2,174	174,594
	Owens Corning	8,674	810,238
	PACCAR, Inc.	19,571	1,753,953
	Parker-Hannifin Corp.	6,998	2,075,537
	Pentair PLC	17,893	1,323,545
	Quanta Services, Inc.	17,126	2,077,041
	Raytheon Technologies Corp.	44,815	3,982,261
	Republic Services, Inc.	36,856	4,960,818

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Roper Technologies, Inc.	1,058	$516,166
*	Sensata Technologies Holding PLC	18,330	1,009,983
	Snap-on, Inc.	6,398	1,300,266
*	Southwest Airlines Co.	29,586	1,398,826
	Stanley Black & Decker, Inc.	16,936	3,043,907
#*	Sunrun, Inc.	2,269	130,876
	Textron, Inc.	32,300	2,385,355
	Trane Technologies PLC	16,473	2,980,460
*	United Airlines Holdings, Inc.	23,481	1,083,413
*	United Rentals, Inc.	5,602	2,123,774
	Westinghouse Air Brake Technologies Corp.	6,704	608,254
*	XPO Logistics, Inc.	14,263	1,223,765

TOTAL INDUSTRIALS			87,493,656

INFORMATION TECHNOLOGY — (9.1%)
*	Akamai Technologies, Inc.	7,158	754,883
	Amdocs Ltd.	15,020	1,169,157
	Analog Devices, Inc.	14,527	2,520,289
*	Arrow Electronics, Inc.	9,787	1,132,845
	Avnet, Inc.	1,297	49,429
	Broadcom, Inc.	152	80,814
*	Ciena Corp.	1,583	85,941
	Cognizant Technology Solutions Corp., Class A	35,955	2,807,726
	Concentrix Corp.	2,352	417,903
	Corning, Inc.	87,648	3,117,639
	Dolby Laboratories, Inc., Class A	2,820	249,147
*	DXC Technology Co.	10,899	354,980
	Fidelity National Information Services, Inc.	17,682	1,958,105
*	First Solar, Inc.	1,244	148,770
*	Fiserv, Inc.	13,337	1,313,561
*	Flex Ltd.	51,876	876,704
	Global Payments, Inc.	5,589	799,171
	Hewlett Packard Enterprise Co.	169,352	2,481,007
	HP, Inc.	106,724	3,236,939
#*	II-VI, Inc.	781	47,258
	Intel Corp.	262,433	12,859,217
	International Business Machines Corp.	7,866	984,037
*	IPG Photonics Corp.	430	68,374
	Jabil, Inc.	5,001	299,860
	Juniper Networks, Inc.	24,251	715,890
	Lam Research Corp.	581	327,434
	Marvell Technology, Inc.	24,933	1,707,911
	Microchip Technology, Inc.	104	7,705
	Micron Technology, Inc.	87,168	6,023,309
	MKS Instruments, Inc.	200	30,010
*	ON Semiconductor Corp.	49,644	2,386,387
*	Qorvo, Inc.	11,900	2,001,937
	Skyworks Solutions, Inc.	6,050	1,011,137
	SS&C Technologies Holdings, Inc.	23,811	1,892,260
	SYNNEX Corp.	2,852	299,460
	TE Connectivity Ltd.	21,409	3,125,714
*	Teledyne Technologies, Inc.	1	449
	Vontier Corp.	2,863	96,855
*	Western Digital Corp.	32,201	1,683,790
	Xerox Holdings Corp.	3,127	55,661

TOTAL INFORMATION TECHNOLOGY			59,179,665

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (7.6%)
Air Products & Chemicals, Inc.	6,186	$1,854,625
Albemarle Corp.	10,443	2,615,658
Alcoa Corp.	2,297	105,547
Amcor PLC	77,242	932,311
* Arconic Corp.	3,229	94,997
Celanese Corp., Class A	1,076	173,785
CF Industries Holdings, Inc.	24,426	1,387,397
#* Cleveland-Cliffs, Inc.	15,656	377,466
Corteva, Inc.	30,578	1,319,441
Dow, Inc.	53,405	2,989,078
DuPont de Nemours, Inc.	9,871	687,022
Eastman Chemical Co.	19,127	1,989,782
Freeport-McMoRan, Inc.	103,786	3,914,808
Huntsman Corp.	3,237	105,461
International Flavors & Fragrances, Inc.	10,181	1,501,188
International Paper Co.	46,145	2,292,022
Linde PLC	15,986	5,102,731
LyondellBasell Industries NV, Class A	21,757	2,019,485
Martin Marietta Materials, Inc.	6,236	2,449,750
Mosaic Co.	23,716	985,874
Newmont Corp.	41,925	2,263,950
Nucor Corp.	41,885	4,676,460
Packaging Corp. of America	10,295	1,414,224
Reliance Steel & Aluminum Co.	8,693	1,270,569
Royal Gold, Inc.	2,190	216,854
Sonoco Products Co.	945	54,763
Steel Dynamics, Inc.	28,855	1,906,738
* Sylvamo Corp.	4,195	118,131
Valvoline, Inc.	16,013	543,801
Vulcan Materials Co.	12,948	2,461,674
Westlake Chemical Corp.	8,620	839,071
WestRock Co.	18,087	869,985

TOTAL MATERIALS		49,534,648

REAL ESTATE — (0.5%)
* CBRE Group, Inc., Class A	19,328	2,011,658
* Howard Hughes Corp.	807	70,314
* Jones Lang LaSalle, Inc.	4,563	1,178,304

TOTAL REAL ESTATE		3,260,276

UTILITIES — (0.2%)
NRG Energy, Inc.	18,805	750,131
Vistra Corp.	27,232	533,475

TOTAL UTILITIES		1,283,606

TOTAL COMMON STOCKS Cost ($ 409,722,707)		646,806,720

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	1,608,349	1,608,349

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	206,299	2,386,880

TOTAL INVESTMENTS — (100.0%) (Cost $ 413,717,882)		$650,801,949

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$64,444,612	—	—	$64,444,612
Consumer Discretionary	43,894,481	—	—	43,894,481
Consumer Staples	39,824,674	—	—	39,824,674
Energy	53,915,321	—	—	53,915,321
Financials	144,017,663	—	—	144,017,663
Health Care	99,958,118	—	—	99,958,118
Industrials	87,493,656	—	—	87,493,656
Information Technology	59,179,665	—	—	59,179,665
Materials	49,534,648	—	—	49,534,648
Real Estate	3,260,276	—	—	3,260,276
Utilities	1,283,606	—	—	1,283,606
Temporary Cash Investments	1,608,349	—	—	1,608,349
Securities Lending Collateral	—	$2,386,880	—	2,386,880

TOTAL	$648,415,069	$2,386,880	—	$650,801,949

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value»
COMMON STOCKS — (93.1%)
AUSTRALIA — (6.2%)
* AMP Ltd.	78,722	$64,406
Aurizon Holdings Ltd.	151,783	386,965
Australia & New Zealand Banking Group Ltd.	222,491	4,734,713
# Bank of Queensland Ltd.	17,026	113,358
Bendigo & Adelaide Bank Ltd.	27,893	195,360
BlueScope Steel Ltd.	84,388	1,318,656
Challenger Ltd.	11,231	58,994
Cleanaway Waste Management Ltd.	140,159	285,049
* Crown Resorts Ltd.	21,639	163,115
Downer EDI Ltd.	55,067	263,284
Fortescue Metals Group Ltd.	18,317	190,864
Harvey Norman Holdings Ltd.	80,981	303,809
# IGO Ltd.	21,431	156,935
Incitec Pivot Ltd.	181,641	410,978
Lendlease Corp. Ltd.	50,973	403,819
National Australia Bank Ltd.	195,371	4,247,751
Newcrest Mining Ltd.	36,682	687,268
Nine Entertainment Co. Holdings Ltd.	42,599	89,213
Northern Star Resources Ltd.	17,196	119,045
Oil Search Ltd.	170,282	551,646
Orica Ltd.	14,484	166,266
Origin Energy Ltd.	92,720	355,116
OZ Minerals Ltd.	13,778	262,083
QBE Insurance Group Ltd.	29,628	265,272
Qube Holdings Ltd.	117,061	282,712
Santos Ltd.	210,616	1,105,959
Seven Group Holdings Ltd.	9,006	147,089
South32 Ltd.	404,688	1,091,679
Suncorp Group Ltd.	112,631	996,650
Tabcorp Holdings Ltd.	116,070	437,045
TPG Telecom Ltd.	35,131	179,342
Westpac Banking Corp.	271,300	5,278,176
Westpac Banking Corp., Sponsored ADR	3,964	77,496
Woodside Petroleum Ltd.	65,005	1,136,390
Worley Ltd.	14,874	122,208

TOTAL AUSTRALIA		26,648,711

AUSTRIA — (0.1%)
Erste Group Bank AG	6,028	258,515
Raiffeisen Bank International AG	6,630	193,728

TOTAL AUSTRIA		452,243

BELGIUM — (0.5%)
Ageas SA	12,339	600,254
KBC Group NV	14,235	1,325,605
Solvay SA	2,435	289,454

TOTAL BELGIUM		2,215,313

CANADA — (9.3%)
AltaGas Ltd.	19,080	394,982
ARC Resources Ltd.	42,047	403,279
# Bank of Montreal	19,434	2,110,009
Bank of Montreal	33,608	3,646,804
Bank of Nova Scotia	33,326	2,184,932
Bank of Nova Scotia	36,594	2,399,103

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp.	9,100	$166,985
	Barrick Gold Corp.	97,297	1,787,346
	Cameco Corp.	9,300	225,990
#	Canadian Imperial Bank of Commerce	31,573	3,831,058
	Canadian Imperial Bank of Commerce	8,249	1,000,274
	Canadian Natural Resources Ltd.	126,905	5,394,732
	Cenovus Energy, Inc.	15,807	189,030
	Cenovus Energy, Inc.	42,100	504,358
	Endeavour Mining PLC	22,706	576,823
	Fairfax Financial Holdings Ltd.	3,064	1,240,974
	First Quantum Minerals Ltd.	47,634	1,127,727
	iA Financial Corp., Inc.	4,105	242,830
	Imperial Oil Ltd.	19,463	659,406
	Kinross Gold Corp.	92,288	554,802
	Kinross Gold Corp.	49,300	296,293
	Lundin Mining Corp.	66,620	579,749
	Manulife Financial Corp.	1,092	21,274
	Manulife Financial Corp.	79,748	1,554,288
	Nutrien Ltd.	27,112	1,895,442
	Onex Corp.	7,895	588,361
	Suncor Energy, Inc.	19,594	515,339
	Suncor Energy, Inc.	82,298	2,164,437
	Teck Resources Ltd., Class B	42,394	1,182,793
*	Tilray, Inc.	10,712	110,334
	Toronto-Dominion Bank	2,362	171,463
#	Toronto-Dominion Bank	3,838	278,293
	Tourmaline Oil Corp.	29,800	1,077,047
	West Fraser Timber Co. Ltd.	10,651	852,786

TOTAL CANADA			39,929,343

DENMARK — (2.1%)
	AP Moller - Maersk AS, Class A	168	461,271
	AP Moller - Maersk AS, Class B	230	666,528
	Carlsberg AS, Class B	7,882	1,301,443
#	Chr Hansen Holding AS	2,014	160,310
	Danske Bank AS	21,852	369,771
	DSV AS	9,837	2,286,288
	H Lundbeck AS	7,719	214,970
	Rockwool International AS, Class A	166	66,600
	Rockwool International AS, Class B	680	310,975
	Tryg AS	8,848	209,990
#	Vestas Wind Systems AS	64,523	2,789,304

TOTAL DENMARK			8,837,450

FINLAND — (1.0%)
	Fortum Oyj	1,283	38,156
*	Nokia Oyj	189,492	1,087,590
	Nordea Bank Abp	100,535	1,231,234
	Nordea Bank Abp	31,381	383,948
	Stora Enso Oyj, Class R	44,580	741,790
	UPM-Kymmene Oyj	26,287	927,693

TOTAL FINLAND			4,410,411

FRANCE — (9.5%)
	Arkema SA	7,145	977,393
	AXA SA	58,603	1,704,936
#	BNP Paribas SA	55,714	3,729,340
	Bollore SA	60,491	351,586

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bouygues SA	26,110	$1,057,855
	Carrefour SA	65,349	1,183,069
	Cie de Saint-Gobain	56,762	3,917,289
	Cie Generale des Etablissements Michelin SCA	19,793	3,111,805
	CNP Assurances	14,800	370,816
	Credit Agricole SA	32,751	494,113
	Danone SA	15,395	1,003,534
	Dassault Aviation SA	1,000	104,504
	Eiffage SA	7,415	763,190
#	Electricite de France SA	53,134	783,086
	Engie SA	132,947	1,891,191
	EssilorLuxottica SA	3,520	728,278
	Faurecia SE	1,840	94,998
	Orange SA	205,995	2,246,365
	Publicis Groupe SA	18,730	1,257,409
*	Renault SA	14,008	504,765
	Sanofi	23,963	2,406,942
	Societe Generale SA	52,847	1,765,297
#	TotalEnergies SE, Sponsored ADR	7,191	360,341
	TotalEnergies SE	180,076	9,017,297
	Valeo	4,327	127,136
	Vinci SA	5,214	557,430
#	Vivendi SE	14,364	185,045

TOTAL FRANCE			40,695,010

GERMANY — (6.6%)
	Allianz SE	19,744	4,584,761
	BASF SE	7,128	513,028
	Bayer AG	35,093	1,977,759
	Bayerische Motoren Werke AG	29,120	2,942,168
*	Commerzbank AG	33,694	246,063
*	Continental AG	3,445	405,034
Ω	Covestro AG	6,808	435,975
	Daimler AG	78,830	7,824,856
*	Deutsche Bank AG	47,302	607,609
*	Deutsche Bank AG	47,848	613,411
	Evonik Industries AG	13,116	424,969
	Fresenius Medical Care AG & Co. KGaA	1,432	95,127
	Fresenius SE & Co. KGaA	33,607	1,527,564
	HeidelbergCement AG	14,794	1,114,061
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,919	864,276
	RWE AG	47,778	1,839,054
*	Siemens Energy AG	2,532	72,670
*	Talanx AG	4,970	239,008
	Telefonica Deutschland Holding AG	116,895	304,560
	Uniper SE	8,231	363,865
	United Internet AG	3,291	121,439
*	Vitesco Technologies Group AG, Class A	689	39,506
	Volkswagen AG	3,115	1,012,680

TOTAL GERMANY			28,169,443

HONG KONG — (1.9%)
Ω	BOC Aviation Ltd.	18,500	161,889
	BOC Hong Kong Holdings Ltd.	196,000	621,094
*	Cathay Pacific Airways Ltd.	103,090	95,106
	CK Asset Holdings Ltd.	159,217	983,492
	CK Hutchison Holdings Ltd.	208,012	1,394,600
	CK Infrastructure Holdings Ltd.	24,500	147,710

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	HONG KONG — (Continued)
	Hang Lung Properties Ltd.	147,000	$341,165
	Hang Seng Bank Ltd.	7,400	140,622
	Henderson Land Development Co. Ltd.	68,255	285,796
	HKT Trust & HKT Ltd.	293,000	397,611
	MTR Corp. Ltd.	91,660	500,016
	New World Development Co. Ltd.	137,460	596,223
	Orient Overseas International Ltd.	4,000	73,543
	Sino Land Co. Ltd.	236,464	310,805
	Sun Hung Kai Properties Ltd.	95,362	1,264,340
	Swire Pacific Ltd., Class A	39,000	245,177
	Swire Pacific Ltd., Class B	92,500	97,171
Ω	WH Group Ltd.	772,189	541,315

	TOTAL HONG KONG		8,197,675

	IRELAND — (0.4%)
	CRH PLC	3,847	184,094
#	CRH PLC, Sponsored ADR	34,157	1,637,486

	TOTAL IRELAND		1,821,580

	ISRAEL — (0.4%)
	Bank Hapoalim BM	59,683	587,815
	Bank Leumi Le-Israel BM	19,927	190,390
	Harel Insurance Investments & Financial Services Ltd.	8,060	90,113
*	Israel Discount Bank Ltd., Class A	109,249	660,107
	Phoenix Holdings Ltd.	14,562	184,063
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	9,153	79,997

	TOTAL ISRAEL		1,792,485

	ITALY — (1.9%)
	Eni SpA	131,318	1,882,107
	Intesa Sanpaolo SpA	816,987	2,322,021
*	Mediobanca Banca di Credito Finanziario SpA	18,386	219,395
	Stellantis NV	92,058	1,837,887
	Telecom Italia SpA	1,601,899	571,477
	Telecom Italia SpA	480,955	182,847
	Telecom Italia SpA, Sponsored ADR	18,000	63,900
	UniCredit SpA	88,315	1,167,472
	UnipolSai Assicurazioni SpA	15,811	45,784

	TOTAL ITALY		8,292,890

	JAPAN — (20.0%)
	AEON Financial Service Co. Ltd.	9,900	125,781
	AGC, Inc.	21,000	1,045,707
	Air Water, Inc.	14,300	218,791
	Aisin Corp.	16,400	600,121
	Alfresa Holdings Corp.	12,800	180,441
	Alps Alpine Co. Ltd.	17,000	166,108
	Amada Co. Ltd.	24,400	241,059
	Aozora Bank Ltd.	6,400	146,400
	Asahi Kasei Corp.	75,200	790,002
	Bank of Kyoto Ltd.	2,500	112,433
	Bridgestone Corp.	19,400	858,242
	Brother Industries Ltd.	16,900	326,743
	Canon Marketing Japan, Inc.	6,700	132,729
#	Canon, Inc.	29,300	666,264
	Chiba Bank Ltd.	30,300	187,806
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	129,359

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Concordia Financial Group Ltd.	57,500	$228,544
	Credit Saison Co. Ltd.	9,900	121,371
	Dai Nippon Printing Co. Ltd.	14,500	359,238
	Daicel Corp.	28,800	215,633
	Dai-ichi Life Holdings, Inc.	37,200	782,634
	Daiwa House Industry Co. Ltd.	18,500	610,318
	Daiwa Securities Group, Inc.	116,000	651,705
	DeNA Co. Ltd.	2,800	51,722
	Denka Co. Ltd.	5,400	176,791
	DIC Corp.	8,000	211,814
	Dowa Holdings Co. Ltd.	4,900	204,643
	Ebara Corp.	9,400	512,928
	ENEOS Holdings, Inc.	186,227	750,914
	Fuji Media Holdings, Inc.	1,800	18,658
	FUJIFILM Holdings Corp.	2,900	224,104
	Fukuoka Financial Group, Inc.	9,200	165,281
	Fukuyama Transporting Co. Ltd.	3,000	119,505
	Hankyu Hanshin Holdings, Inc.	17,500	542,597
	Haseko Corp.	17,600	229,170
	Hino Motors Ltd.	25,600	242,168
	Hitachi Construction Machinery Co. Ltd.	6,200	197,817
	Hitachi Ltd.	31,300	1,803,648
	Honda Motor Co. Ltd.	108,400	3,206,240
	House Foods Group, Inc.	700	20,084
	Idemitsu Kosan Co. Ltd.	18,100	494,353
	IHI Corp.	8,900	207,884
	Iida Group Holdings Co. Ltd.	14,400	355,025
	Inpex Corp.	102,100	851,445
	Isetan Mitsukoshi Holdings Ltd.	13,100	95,773
	Isuzu Motors Ltd.	53,500	719,725
#	ITOCHU Corp.	24,400	695,909
	Izumi Co. Ltd.	1,100	33,351
	J Front Retailing Co. Ltd.	19,100	177,036
	Japan Post Holdings Co. Ltd.	29,400	225,907
	Japan Post Insurance Co. Ltd.	10,000	162,247
	JFE Holdings, Inc.	40,600	620,386
	JGC Holdings Corp.	6,800	63,902
	JTEKT Corp.	21,300	188,539
	Kajima Corp.	40,900	503,592
	Kamigumi Co. Ltd.	6,400	128,864
	Kaneka Corp.	7,200	276,112
	Kawasaki Heavy Industries Ltd.	15,400	312,504
	Kinden Corp.	7,000	114,874
	Komatsu Ltd.	18,900	495,016
	Konica Minolta, Inc.	16,600	82,165
	K’s Holdings Corp.	13,800	142,453
	Kuraray Co. Ltd.	35,100	317,622
	Kyocera Corp.	6,800	398,119
	Lixil Corp.	23,100	593,436
	Mabuchi Motor Co. Ltd.	2,700	93,091
	Marubeni Corp.	95,900	813,742
*	Mazda Motor Corp.	29,200	262,633
	Mebuki Financial Group, Inc.	28,540	58,436
	Medipal Holdings Corp.	8,800	159,212
	Mitsubishi Chemical Holdings Corp.	105,400	872,440
	Mitsubishi Corp.	56,900	1,809,304
	Mitsubishi Electric Corp.	51,700	694,302
	Mitsubishi Estate Co. Ltd.	11,400	173,246
	Mitsubishi Gas Chemical Co., Inc.	16,700	336,108

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi HC Capital, Inc.	76,800	$385,091
	Mitsubishi Heavy Industries Ltd.	24,200	618,863
	Mitsubishi Logistics Corp.	2,599	72,578
	Mitsubishi Materials Corp.	11,500	223,247
*	Mitsubishi Motors Corp.	44,600	142,743
	Mitsubishi UFJ Financial Group, Inc.	398,200	2,183,527
	Mitsui & Co. Ltd.	50,000	1,144,226
	Mitsui Chemicals, Inc.	19,900	591,703
	Mitsui Fudosan Co. Ltd.	47,300	1,081,459
	Mitsui OSK Lines Ltd.	8,800	554,853
	Mizuho Financial Group, Inc.	73,620	971,634
	Morinaga Milk Industry Co. Ltd.	3,000	175,814
	MS&AD Insurance Group Holdings, Inc.	14,650	473,303
	NEC Corp.	18,600	952,357
	NGK Insulators Ltd.	19,900	331,358
	NGK Spark Plug Co. Ltd.	14,700	234,832
	NH Foods Ltd.	8,400	295,408
	Nikon Corp.	21,300	234,849
	Nippo Corp.	5,000	176,880
	Nippon Express Co. Ltd.	7,600	475,718
	Nippon Shokubai Co. Ltd.	2,300	120,163
	Nippon Steel Corp.	31,718	556,104
	Nippon Yusen KK	5,200	374,698
*	Nissan Motor Co. Ltd.	143,300	729,377
	Nisshin Seifun Group, Inc.	1,200	18,949
	Nitto Denko Corp.	1,000	78,140
	NOK Corp.	9,000	104,470
	Nomura Holdings, Inc.	111,100	529,115
	Nomura Real Estate Holdings, Inc.	12,900	314,494
	NSK Ltd.	35,700	239,885
	Obayashi Corp.	70,100	591,801
	Oji Holdings Corp.	93,000	460,977
	ORIX Corp.	72,600	1,443,019
	Otsuka Holdings Co. Ltd.	6,500	257,070
	Panasonic Corp.	69,500	859,439
	Rengo Co. Ltd.	20,300	153,937
	Resona Holdings, Inc.	101,400	380,919
	Ricoh Co. Ltd.	44,800	436,255
	SBI Holdings, Inc.	2,900	75,166
	Sega Sammy Holdings, Inc.	3,000	42,661
	Seiko Epson Corp.	20,600	366,805
	Seino Holdings Co. Ltd.	7,900	95,716
	Sekisui Chemical Co. Ltd.	3,300	54,215
	Sekisui House Ltd.	43,100	896,082
	Seven & I Holdings Co. Ltd.	31,500	1,322,520
	Shimamura Co. Ltd.	1,900	160,878
	Shimizu Corp.	58,900	431,551
#	Shinsei Bank Ltd.	5,500	90,831
	Shizuoka Bank Ltd.	13,000	104,681
	Showa Denko KK	10,600	265,848
	SoftBank Group Corp.	59,400	3,215,759
	Sojitz Corp.	17,994	296,884
	Sompo Holdings, Inc.	22,097	958,277
	Stanley Electric Co. Ltd.	2,500	63,013
	Subaru Corp.	31,600	619,827
	Sumitomo Chemical Co. Ltd.	192,000	945,852
	Sumitomo Corp.	28,300	403,265
	Sumitomo Dainippon Pharma Co. Ltd.	5,800	82,021
	Sumitomo Electric Industries Ltd.	71,600	950,337

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Forestry Co. Ltd.	11,400	$217,751
	Sumitomo Heavy Industries Ltd.	12,100	311,520
	Sumitomo Metal Mining Co. Ltd.	6,800	263,788
	Sumitomo Mitsui Financial Group, Inc.	42,796	1,388,715
	Sumitomo Mitsui Trust Holdings, Inc.	17,003	559,294
	Sumitomo Realty & Development Co. Ltd.	13,400	484,275
	Sumitomo Rubber Industries Ltd.	17,500	215,671
	Suzuken Co. Ltd.	5,100	141,974
	Suzuki Motor Corp.	7,000	312,178
	T&D Holdings, Inc.	43,200	554,068
	Taiheiyo Cement Corp.	12,600	267,703
	Taisei Corp.	14,700	461,273
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	69,759
	Takeda Pharmaceutical Co. Ltd.	97,467	2,735,490
	TDK Corp.	3,900	141,777
	Teijin Ltd.	18,500	248,321
	THK Co. Ltd.	2,000	43,007
	Toda Corp.	12,000	75,596
	Tokai Carbon Co. Ltd.	13,400	175,282
	Tokio Marine Holdings, Inc.	15,600	821,652
	Tokyo Tatemono Co. Ltd.	17,400	255,752
	Tokyu Fudosan Holdings Corp.	70,500	408,506
	Toppan, Inc.	12,200	196,934
	Toray Industries, Inc.	106,900	666,149
	Tosoh Corp.	26,000	437,866
	Toyo Seikan Group Holdings Ltd.	11,800	140,114
	Toyo Tire Corp.	7,100	118,062
	Toyoda Gosei Co. Ltd.	6,400	130,959
	Toyota Boshoku Corp.	5,200	99,981
	Toyota Industries Corp.	5,900	501,574
	Toyota Motor Corp.	527,350	9,304,645
	Toyota Tsusho Corp.	16,600	720,044
	Tsumura & Co.	2,200	68,564
	Ube Industries Ltd.	10,600	197,492
	Yamada Holdings Co. Ltd.	40,900	156,291
	Yamaha Motor Co. Ltd.	25,400	707,994
	Yamazaki Baking Co. Ltd.	3,800	57,725
	Yokohama Rubber Co. Ltd.	11,900	201,362
	Zeon Corp.	13,700	162,537

TOTAL JAPAN			85,537,355

NETHERLANDS — (4.9%)
Ω	ABN AMRO Bank NV	22,292	327,864
#	Aegon NV	79,592	403,713
	Akzo Nobel NV	9,593	1,102,399
	ArcelorMittal SA	15,639	528,902
#	ArcelorMittal SA	25,508	871,596
	ASM International NV	610	276,077
	Coca-Cola Europacific Partners PLC	12,903	682,315
	Heineken NV	10,073	1,114,971
#	ING Groep NV, Sponsored ADR	18,092	273,732
	ING Groep NV	118,234	1,793,480
	Koninklijke Ahold Delhaize NV	133,198	4,333,274
	Koninklijke DSM NV	13,628	2,977,421
	Koninklijke KPN NV	190,617	569,551
	Koninklijke Philips NV	31,201	1,471,912
	Koninklijke Philips NV	1,000	47,277
#	NN Group NV	17,527	936,937
	Randstad NV	11,237	807,349

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	NETHERLANDS — (Continued)
	Stellantis NV	89,548	$1,788,001
	Universal Music Group NV	14,364	417,029

	TOTAL NETHERLANDS		20,723,800

	NEW ZEALAND — (0.3%)
*	Auckland International Airport Ltd.	53,001	303,795
	Chorus Ltd.	24,155	110,307
	EBOS Group Ltd.	11,427	297,075
	Fletcher Building Ltd.	58,153	299,099
#	Fonterra Co-operative Group Ltd.	4,389	12,590
	Ryman Healthcare Ltd.	14,006	144,951
	Summerset Group Holdings Ltd.	12,089	125,769

	TOTAL NEW ZEALAND		1,293,586

	NORWAY — (1.1%)
	Austevoll Seafood ASA	5,842	79,092
#	DNB Bank ASA	64,001	1,523,011
Ω	Elkem ASA	13,655	54,277
	Equinor ASA	34,186	866,216
	Golden Ocean Group Ltd.	5,073	45,881
	Norsk Hydro ASA	115,750	850,238
	Schibsted ASA, Class A	1,439	74,346
	Schibsted ASA, Class B	784	35,562
	SpareBank 1 SR-Bank ASA	10,821	165,958
	Storebrand ASA	27,367	293,515
	Subsea 7 SA	23,150	207,806
	Yara International ASA	7,693	402,058

	TOTAL NORWAY		4,597,960

	PORTUGAL — (0.1%)
	Banco Espirito Santo SA	40,541	0
	EDP Renovaveis SA	10,622	295,809
	Galp Energia SGPS SA	8,363	86,875

	TOTAL PORTUGAL		382,684

	SINGAPORE — (0.7%)
*	Capitaland Investment Ltd.	111,400	284,179
	City Developments Ltd.	40,600	220,396
	Frasers Property Ltd.	23,600	20,495
	Hongkong Land Holdings Ltd.	54,500	300,964
	Jardine Cycle & Carriage Ltd.	8,400	140,425
	Keppel Corp. Ltd.	182,400	727,883
	Oversea-Chinese Banking Corp. Ltd.	30,900	270,122
#*	Singapore Airlines Ltd.	167,500	645,218
	Singapore Land Group Ltd.	13,400	26,857
	UOL Group Ltd.	40,699	218,286
	Yangzijiang Shipbuilding Holdings Ltd.	190,200	200,803

	TOTAL SINGAPORE		3,055,628

	SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	267,112	1,869,283
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	32,700	227,919
#	Banco Santander SA	1,370,586	5,198,746
	CaixaBank SA	92,943	267,180
	Iberdrola SA	19,721	233,086

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Repsol SA	92,608	$1,186,172

TOTAL SPAIN			8,982,386

SWEDEN — (2.8%)
	AFRY AB	4,206	125,158
	BillerudKorsnas AB	15,047	315,174
	Boliden AB	30,789	1,085,442
	Bure Equity AB	4,619	214,402
Ω	Dometic Group AB	16,857	245,867
	Getinge AB, Class B	15,745	704,618
	Holmen AB, Class B	6,910	306,777
	Husqvarna AB, Class B	10,631	151,501
	ICA Gruppen AB	4,635	239,835
#	Industrivarden AB, Class A	677	22,333
	Intrum AB	3,440	97,643
*	Millicom International Cellular SA	5,562	194,755
*	Pandox AB, Class B	2,525	44,497
	Peab AB, Class B	13,729	172,568
	Saab AB, Class B	4,297	119,793
	Securitas AB, Class B	18,815	311,702
	Skandinaviska Enskilda Banken AB, Class A	64,380	1,006,763
	Skanska AB, Class B	17,236	438,241
	SKF AB, Class B	35,749	830,277
*	SSAB AB, Class A	8,559	48,772
*	SSAB AB, Class B	29,971	149,800
	Svenska Cellulosa AB SCA, Class A	318	5,020
#	Svenska Cellulosa AB SCA, Class B	19,810	309,532
	Svenska Handelsbanken AB, Class A	44,022	504,595
	Swedbank AB, Class A	31,969	693,366
	Tele2 AB, Class B	28,724	405,967
#	Telia Co. AB	175,120	689,770
	Trelleborg AB, Class B	20,413	467,205
	Volvo AB, Class A	9,778	231,163
	Volvo AB, Class B	70,960	1,654,727

TOTAL SWEDEN			11,787,263

SWITZERLAND — (8.0%)
	ABB Ltd.	58,531	1,936,394
	Adecco Group AG	13,923	701,441
	Alcon, Inc.	15,224	1,269,039
	Alcon, Inc.	3,741	310,215
	Baloise Holding AG	3,212	511,865
	Banque Cantonale Vaudoise	282	22,705
	Barry Callebaut AG	25	57,896
	Cie Financiere Richemont SA	24,620	3,046,734
	Credit Suisse Group AG	50,891	529,353
#	Credit Suisse Group AG, Sponsored ADR	77,716	801,252
	Holcim Ltd.	40,627	2,026,579
	Holcim Ltd.	8,340	418,137
	Julius Baer Group Ltd.	18,443	1,334,021
	Novartis AG, Sponsored ADR	76,017	6,291,167
	Novartis AG	14,430	1,193,544
	SIG Combibloc Group AG	13,684	357,873
	Swatch Group AG	1,367	376,259
	Swatch Group AG	2,714	144,383
	Swiss Life Holding AG	2,132	1,169,543
	Swiss Prime Site AG	2,133	216,854
	Swiss Re AG	13,170	1,275,850

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swisscom AG	2,547	$1,386,903
	UBS Group AG	149,412	2,719,699
	UBS Group AG	66,767	1,211,821
	Vifor Pharma AG	2,717	350,835
	Zurich Insurance Group AG	10,576	4,687,501

TOTAL SWITZERLAND			34,347,863

UNITED KINGDOM — (13.2%)
	Abrdn Plc	84,813	294,818
Ω	Airtel Africa PLC	45,493	68,204
	Anglo American PLC	58,927	2,241,761
	Aviva PLC	443,489	2,393,032
	Barclays PLC, Sponsored ADR	231,313	2,588,392
	Barratt Developments PLC	24,875	225,817
	Bellway PLC	2,352	106,719
	BP PLC, Sponsored ADR	122,987	3,540,793
	BP PLC	704,505	3,375,213
#	British American Tobacco PLC, Sponsored ADR	14,611	510,216
	British American Tobacco PLC	101,910	3,544,880
*	BT Group PLC	861,090	1,635,924
*	Carnival PLC	7,140	144,126
	DS Smith PLC	99,036	519,511
	Glencore PLC	795,673	3,978,826
	HSBC Holdings PLC, Sponsored ADR	132,381	3,980,697
*	Informa PLC	8,957	63,720
	J Sainsbury PLC	209,983	860,061
*Ω	Just Eat Takeaway.com NV	2,870	206,167
	Kingfisher PLC	188,068	863,155
	Lloyds Banking Group PLC	3,121,380	2,136,212
	Lloyds Banking Group PLC, ADR	608,371	1,654,769
	M&G PLC	150,453	411,053
*	Marks & Spencer Group PLC	74,512	187,304
	Melrose Industries PLC	151,436	326,729
	Natwest Group PLC	23,998	72,358
	Natwest Group PLC, Sponsored ADR	91,424	553,115
	Pearson PLC	12,532	103,121
	Pearson PLC, Sponsored ADR	23,439	194,075
	Phoenix Group Holdings PLC	29,956	268,961
	Royal Dutch Shell PLC, Sponsored ADR, Class B	267,052	12,241,664
	Royal Dutch Shell PLC, Class B	36,847	845,592
	Royal Mail PLC	57,737	332,843
	Standard Chartered PLC	99,248	671,214
	Tesco PLC	183,674	678,174
	Vodafone Group PLC	1,724,403	2,541,513
#	Vodafone Group PLC, Sponsored ADR	63,098	943,312
	WPP PLC	83,607	1,208,520

TOTAL UNITED KINGDOM			56,512,561

TOTAL COMMON STOCKS			398,683,640

PREFERRED STOCKS — (1.3%)
GERMANY — (1.3%)
	Bayerische Motoren Werke AG	5,480	467,125
	Porsche Automobil Holding SE	7,818	813,669
	Volkswagen AG	18,370	4,122,805

TOTAL GERMANY			5,403,599

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	1,119	$8,391

TOTAL INVESTMENT SECURITIES (Cost $358,239,759)		404,095,630

		Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	2,072,311	23,976,643

TOTAL INVESTMENTS — (100.0%) (Cost $382,213,423)		$428,072,273

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$77,496	$26,571,215	—	$26,648,711
Austria	—	452,243	—	452,243
Belgium	—	2,215,313	—	2,215,313
Canada	39,929,343	—	—	39,929,343
Denmark	—	8,837,450	—	8,837,450
Finland	—	4,410,411	—	4,410,411
France	360,341	40,334,669	—	40,695,010
Germany	652,917	27,516,526	—	28,169,443
Hong Kong	—	8,197,675	—	8,197,675
Ireland	1,637,486	184,094	—	1,821,580
Israel	79,997	1,712,488	—	1,792,485
Italy	63,900	8,228,990	—	8,292,890
Japan	—	85,537,355	—	85,537,355
Netherlands	1,609,634	19,114,166	—	20,723,800
New Zealand	—	1,293,586	—	1,293,586
Norway	—	4,597,960	—	4,597,960
Portugal	—	382,684	—	382,684
Singapore	284,179	2,771,449	—	3,055,628
Spain	227,919	8,754,467	—	8,982,386
Sweden	—	11,787,263	—	11,787,263
Switzerland	9,573,279	24,774,584	—	34,347,863
United Kingdom	26,207,033	30,305,528	—	56,512,561
Preferred Stocks
Germany	—	5,403,599	—	5,403,599
Rights/Warrants
Canada	—	8,391	—	8,391
Securities Lending Collateral	—	23,976,643	—	23,976,643

TOTAL	$80,703,524	$347,368,749	—	$428,072,273

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (6.5%)
*	A2B Australia Ltd.	9,538	$9,563
	Accent Group Ltd.	35,134	65,781
	Adairs Ltd.	14,896	41,575
	Adbri Ltd.	41,040	92,379
#*	Alcidion Group Ltd.	49,551	14,308
*	Alkane Resources Ltd.	52,288	35,075
*	Alliance Aviation Services Ltd.	13,267	37,273
	Altium Ltd.	2,807	78,194
#*	AMA Group Ltd.	91,149	33,490
#*	American Pacific Borates Ltd.	13,172	18,229
*	AMP Ltd.	234,809	192,109
	Ansell Ltd.	4,910	117,558
	Appen Ltd.	8,346	68,008
*	Arafura Resources Ltd.	131,257	21,892
	ARB Corp. Ltd.	9,454	348,199
#*	Archer Materials Ltd.	10,038	11,113
#*	Ardent Leisure Group Ltd.	72,872	82,377
*	Artemis Resources Ltd.	221,357	16,457
*	Atomos Ltd.	10,759	11,379
	AUB Group Ltd.	8,931	147,195
#*	Audinate Group Ltd.	1,969	12,608
#*	Aurelia Metals Ltd.	145,235	41,313
	Austal Ltd.	44,617	63,414
*	Australian Agricultural Co. Ltd.	47,194	56,140
	Australian Finance Group Ltd.	24,189	48,077
	Australian Pharmaceutical Industries Ltd.	52,628	59,776
*	Australian Strategic Materials Ltd.	11,646	93,581
	Australian Vintage Ltd.	35,719	22,439
	Auswide Bank Ltd.	4,247	21,927
	AVJennings Ltd.	30,044	13,792
	Baby Bunting Group Ltd.	13,837	61,667
	Bapcor Ltd.	40,726	245,645
	Base Resources Ltd.	50,358	11,557
	Beach Energy Ltd.	161,805	169,977
	Beacon Lighting Group Ltd.	7,593	12,509
	Bega Cheese Ltd.	40,749	166,907
	Bell Financial Group Ltd.	8,120	11,158
*	Bellevue Gold Ltd.	85,405	54,984
*	Betmakers Technology Group Ltd.	25,815	23,985
#*	Bigtincan Holdings Ltd.	32,416	28,732
	Blackmores Ltd.	1,767	126,114
*	Blue Sky Alternative Investments Ltd.	3,762	0
*	Boss Energy Ltd.	120,948	27,837
	Bravura Solutions Ltd.	28,416	59,860
	Breville Group Ltd.	11,239	250,156
	Brickworks Ltd.	9,062	162,631
	BWX Ltd.	16,288	57,255
*	Byron Energy Ltd.	58,539	6,183
*	Calix Ltd.	9,139	35,814
	Capitol Health Ltd.	65,386	16,681
*	Capricorn Metals Ltd.	13,669	26,404
	Cardno Ltd.	35,915	41,123
#*	Carnarvon Petroleum Ltd.	130,441	33,463
	Carsales.com Ltd.	18,805	351,919
	Cedar Woods Properties Ltd.	9,351	42,126
	Centuria Capital Group	26,912	65,406
	Challenger Ltd.	46,471	244,104

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Champion Iron Ltd.	28,941	$96,670
*	City Chic Collective Ltd.	16,743	78,350
	Class Ltd.	7,230	15,905
	Cleanaway Waste Management Ltd.	88,725	180,445
	ClearView Wealth Ltd.	24,888	14,785
	Clinuvel Pharmaceuticals Ltd.	4,767	139,693
#	Clover Corp. Ltd.	15,168	18,323
	Codan Ltd.	14,939	113,917
*	Collection House Ltd.	19,602	2,365
	Collins Foods Ltd.	15,075	146,357
#*	Cooper Energy Ltd.	248,890	54,391
*	Corporate Travel Management Ltd.	9,656	178,900
	Costa Group Holdings Ltd.	51,456	113,773
	Credit Corp. Group Ltd.	8,086	192,348
	CSR Ltd.	62,643	281,217
*	Dacian Gold Ltd.	9,935	1,717
	Data#3 Ltd.	15,953	68,367
*	De Grey Mining Ltd.	80,689	67,124
*	Decmil Group Ltd.	8,928	2,122
#*	Deep Yellow Ltd.	18,426	13,912
	Deterra Royalties Ltd.	37,239	109,535
#*	Develop Global Ltd.	16,430	7,774
#	Dicker Data Ltd.	5,356	60,732
	Domain Holdings Australia Ltd.	28,461	123,627
	Downer EDI Ltd.	41,215	197,055
	Eagers Automotive Ltd.	16,796	188,713
#*	Eclipx Group Ltd.	44,716	84,374
*	Ecograf Ltd.	45,072	20,877
	Elanor Investor Group	2,855	4,621
	Elders Ltd.	19,673	178,722
#*	Electro Optic Systems Holdings Ltd.	4,267	10,278
*	Elixir Energy Ltd.	28,233	5,555
	Emeco Holdings Ltd.	55,197	45,933
#*	EML Payments Ltd.	24,564	55,114
*	EnviroSuite Ltd.	65,036	10,803
	EQT Holdings Ltd.	2,102	44,678
	Estia Health Ltd.	28,335	44,809
#	Euroz Ltd.	16,408	20,125
*	EVENT Hospitality & Entertainment Ltd.	9,512	117,746
	FAR Ltd.	9,109	5,631
	Fleetwood Ltd.	9,756	17,538
#*	Flight Centre Travel Group Ltd.	8,784	132,920
*	Freedom Foods Group Ltd.	11,266	3,984
*	Frontier Digital Ventures Ltd.	15,586	21,199
*	G8 Education Ltd.	111,168	92,394
*	Galan Lithium Ltd.	14,128	13,468
*	Gascoyne Resources Ltd.	1,477	473
	Genworth Mortgage Insurance Australia Ltd.	40,251	69,926
	Gold Road Resources Ltd.	97,474	101,099
	GrainCorp Ltd., Class A	31,517	149,788
	Grange Resources Ltd.	22,462	9,688
	GUD Holdings Ltd.	13,193	122,107
	GWA Group Ltd.	32,736	67,199
	Hansen Technologies Ltd.	21,225	101,356
	Healius Ltd.	67,921	248,705
#*	Helloworld Travel Ltd.	7,031	14,427
	HT&E Ltd.	38,557	55,857
#	HUB24 Ltd.	6,617	158,972
#*	Humm Group Ltd.	47,095	31,424

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Iluka Resources Ltd.	33,405	$238,324
	Imdex Ltd.	48,773	105,395
	Infomedia Ltd.	41,029	42,738
	Inghams Group Ltd.	38,828	108,915
	Intega Group Ltd.	35,915	24,353
	Integral Diagnostics Ltd.	18,392	65,043
*	Integrated Research Ltd.	11,699	13,407
	InvoCare Ltd.	15,945	136,614
*	ioneer Ltd.	145,325	75,212
	IOOF Holdings Ltd.	74,668	231,104
	IPH Ltd.	24,078	156,392
	IRESS Ltd.	19,696	179,555
	IVE Group Ltd.	9,133	12,313
*	Japara Healthcare Ltd.	25,811	27,183
	Johns Lyng Group Ltd.	13,762	67,264
	Jumbo Interactive Ltd.	3,461	43,665
	Jupiter Mines Ltd.	181,844	32,155
*	Karoon Energy Ltd.	79,446	109,310
#	Kogan.com Ltd.	5,952	44,868
	Lifestyle Communities Ltd.	11,551	190,711
	Link Administration Holdings Ltd.	47,974	157,958
	Lovisa Holdings Ltd.	6,087	100,332
	MA Financial Group Ltd.	3,716	22,927
	MACA Ltd.	43,876	25,331
	Macmahon Holdings Ltd.	161,782	25,028
*	Macquarie Telecom Group Ltd.	559	29,983
*	Mayne Pharma Group Ltd.	168,566	43,204
	McMillan Shakespeare Ltd.	9,141	94,584
	McPherson’s Ltd.	7,753	5,647
	Medusa Mining Ltd.	15,386	8,854
*	Megaport Ltd.	6,281	85,003
#*	Mesoblast Ltd.	33,158	39,910
*	Metals X Ltd.	120,257	32,803
	Metcash Ltd.	123,655	381,100
#*	Mincor Resources NL	37,478	38,919
	MNF Group Ltd.	4,961	26,617
#	Monadelphous Group Ltd.	10,506	80,133
	Monash IVF Group Ltd.	28,436	20,163
	Money3 Corp. Ltd.	25,140	63,086
	Mount Gibson Iron Ltd.	72,538	23,088
#*	Myer Holdings Ltd.	91,183	37,191
	MyState Ltd.	13,495	52,942
*	Nanosonics Ltd.	24,543	110,299
	Navigator Global Investments Ltd.	15,251	21,582
*	Nearmap Ltd.	56,435	94,533
#*	Neometals Ltd.	38,972	30,494
	Netwealth Group Ltd.	8,813	115,828
#	New Energy Solar	11,106	6,706
#	New Hope Corp. Ltd.	51,455	77,965
	nib holdings Ltd.	50,683	255,211
	Nick Scali Ltd.	8,501	92,686
	Nickel Mines Ltd.	87,103	68,996
	Nine Entertainment Co. Holdings Ltd.	37,486	78,506
*	Novonix Ltd.	16,364	92,140
	NRW Holdings Ltd.	54,619	75,750
*	Nufarm Ltd.	35,467	116,801
	Objective Corp. Ltd.	1,728	27,212
	OFX Group Ltd.	28,697	34,420
*	OM Holdings Ltd.	27,595	22,486

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Omni Bridgeway Ltd.	29,842	$70,127
*	oOh!media Ltd.	67,577	92,756
*	Orocobre Ltd.	37,659	254,326
	Orora Ltd.	107,433	268,760
	Over the Wire Holdings Ltd.	3,593	14,618
	OZ Minerals Ltd.	22,442	426,889
	Pacific Current Group Ltd.	4,674	26,773
	Pact Group Holdings Ltd.	26,672	62,330
*	Paladin Energy Ltd.	185,480	123,261
*	Panoramic Resources Ltd.	218,305	39,587
	Peet Ltd.	49,105	39,749
	Pendal Group Ltd.	34,189	172,928
	People Infrastructure Ltd.	2,890	9,661
	Perenti Global Ltd.	76,054	58,878
	Perpetual Ltd.	7,678	219,457
*	Perseus Mining Ltd.	143,232	169,848
*	Pilbara Minerals Ltd.	38,102	63,900
	Pinnacle Investment Management Group Ltd.	6,474	84,201
	Platinum Asset Management Ltd.	34,598	79,897
#*	PPK Group Ltd.	3,365	33,182
*	Praemium Ltd.	39,024	35,187
	Premier Investments Ltd.	10,894	252,829
	Pro Medicus Ltd.	222	8,965
#	Propel Funeral Partners Ltd.	11,096	35,101
#	PSC Insurance Group Ltd.	4,690	16,166
	PWR Holdings Ltd.	6,539	46,543
	Ramelius Resources Ltd.	82,506	98,431
*	ReadyTech Holdings Ltd.	3,553	10,110
*	Red 5 Ltd.	72,125	14,061
#*	Redbubble Ltd.	14,203	44,602
	Regis Healthcare Ltd.	16,349	24,191
	Regis Resources Ltd.	83,617	125,396
*	Reject Shop Ltd.	1,897	9,922
	Reliance Worldwide Corp. Ltd.	68,551	301,427
#*	Resolute Mining Ltd.	145,629	45,767
*	Retail Food Group Ltd.	414,056	24,971
	Ridley Corp. Ltd.	33,998	34,037
*	RPMGlobal Holdings Ltd.	21,479	31,698
#*	Rumble Resources Ltd.	37,032	12,542
*	Salmat Ltd.	3,642	0
	Sandfire Resources Ltd.	45,698	192,498
	SeaLink Travel Group Ltd.	1,924	10,659
	Select Harvests Ltd.	18,561	103,746
	Senex Energy Ltd.	24,358	81,387
	Servcorp Ltd.	6,297	19,182
	Service Stream Ltd.	62,359	41,219
#*	Seven West Media Ltd.	118,278	40,809
	SG Fleet Group Ltd.	10,925	21,012
	Sigma Healthcare Ltd.	130,482	55,950
*	Silver Lake Resources Ltd.	96,605	122,341
	Sims Ltd.	20,627	224,546
	SmartGroup Corp. Ltd.	14,209	86,019
	Southern Cross Media Group Ltd.	29,648	52,027
	Spark Infrastructure Group	186,979	396,414
#*	Speedcast International Ltd.	29,981	0
	St Barbara Ltd.	79,238	87,130
*	Star Entertainment Grp Ltd.	88,112	244,858
	Steadfast Group Ltd.	94,772	333,435
	Sunland Group Ltd.	14,139	28,630

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Super Retail Group Ltd.	19,342	$189,752
*	Superloop Ltd.	40,899	39,780
*	Syrah Resources Ltd.	48,368	46,096
#	Tassal Group Ltd.	25,579	68,520
	Technology One Ltd.	27,404	254,481
#*	Temple & Webster Group Ltd.	4,801	46,256
*††	Tiger Resources Ltd.	149,819	23
#*	Tyro Payments Ltd.	24,550	74,993
	United Malt Grp Ltd.	36,081	110,417
*	Uniti Group Ltd.	51,192	157,770
	Virgin Australia Holdings Ltd.	110,192	0
	Virtus Health Ltd.	13,215	55,359
	Vita Group Ltd.	21,798	13,610
Ω	Viva Energy Group Ltd.	74,209	130,744
*	Wagners Holding Co. Ltd.	8,025	10,791
*	Webjet Ltd.	38,425	183,886
*	West African Resources Ltd.	58,061	56,414
	West African Resources Ltd.	5,343	5,225
	Western Areas Ltd.	39,847	95,412
	Westgold Resources Ltd.	39,022	57,100
*	Whitehaven Coal Ltd.	105,831	209,439
*	Widgie Nickel Ltd.	9,239	1,599
#*	Zip Co. Ltd.	14,577	72,044

TOTAL AUSTRALIA			20,864,911

AUSTRIA — (1.3%)
	Addiko Bank AG	2,352	39,864
	Agrana Beteiligungs AG	2,144	45,245
	ANDRITZ AG	7,826	444,505
	AT&S Austria Technologie & Systemtechnik AG	3,883	148,994
	Atrium European Real Estate Ltd.	22,585	92,750
Ω	BAWAG Group AG	6,619	416,303
*	DO & Co. AG	808	73,194
	EVN AG	4,186	118,202
*	FACC AG	2,374	24,316
*	Flughafen Wien AG	307	10,118
#	IMMOFINANZ AG	10,232	245,007
#*	Kapsch TrafficCom AG	757	13,485
*	Lenzing AG	1,530	184,504
	Mayr Melnhof Karton AG	1,025	201,749
	Oberbank AG	414	43,556
#	Oesterreichische Post AG	3,336	140,842
	Palfinger AG	1,977	87,354
	POLYTEC Holding AG	1,603	15,702
#*	Porr AG	1,717	24,655
	Raiffeisen Bank International AG	4,541	132,688
	Rosenbauer International AG	346	18,910
	S IMMO AG	5,724	135,791
*	Schoeller-Bleckmann Oilfield Equipment AG	1,398	57,023
	Semperit AG Holding	1,085	36,627
	Strabag SE	1,566	67,234
	Telekom Austria AG, Class A	18,718	161,724
	UBM Development AG	812	40,112
	UNIQA Insurance Group AG	16,188	150,696
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,531	131,987
	voestalpine AG	11,173	424,362
	Wienerberger AG	13,018	460,845

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	3,981	$41,034

TOTAL AUSTRIA			4,229,378

BELGIUM — (1.5%)
#*	Acacia Pharma Group PLC	5,512	10,601
	Ackermans & van Haaren NV	2,696	463,620
*	AGFA-Gevaert NV	20,629	89,695
*	Akka Technologies	1,514	83,828
	Atenor	533	35,382
	Banque Nationale de Belgique	20	39,554
	Barco NV	8,728	196,725
	Bekaert SA	4,826	211,387
#*Ω	Biocartis Group NV	3,596	16,426
*	bpost SA	9,364	80,225
#*	Celyad Oncology SA	590	2,599
	Cie d’Entreprises CFE	891	91,094
	Deceuninck NV	10,393	44,319
	D’ieteren Group	2,791	481,236
	Econocom Group SA/NV	14,168	59,902
#	Elia Group SA	2,996	349,524
	Etablissements Franz Colruyt NV	1,593	78,213
	Euronav NV	19,147	203,754
#*	Euronav NV	4,581	48,330
	EVS Broadcast Equipment SA	1,783	41,826
	Exmar NV	4,511	24,031
	Fagron	5,041	87,419
	Gimv NV	3,318	214,357
*	Greenyard NV	2,745	26,660
	Immobel SA	570	50,247
	Ion Beam Applications	2,603	51,275
	Jensen-Group NV	507	15,528
*	Kinepolis Group NV	1,367	86,108
	Lotus Bakeries NV	33	219,075
	Melexis NV	1,773	204,491
#*	Mithra Pharmaceuticals SA	419	9,205
#*	Ontex Group NV	8,295	78,219
	Orange Belgium SA	1,706	38,682
#*	Oxurion NV	5,542	13,653
*	Picanol	234	18,591
	Proximus SADP	13,771	259,329
	Recticel SA	4,845	89,480
	Resilux	88	18,298
	Shurgard Self Storage SA	3,950	242,087
	Sipef NV	638	42,946
	Telenet Group Holding NV	4,078	146,506
*	Tessenderlo Group SA	1,966	71,747
	Van de Velde NV	716	24,864
	VGP NV	650	168,111
	Viohalco SA	9,200	46,376

TOTAL BELGIUM			4,875,525

CANADA — (10.1%)
*	5N Plus, Inc.	10,900	27,127
	Absolute Software Corp.	6,100	68,512
#	Acadian Timber Corp.	500	7,442
*	AcuityAds Holdings, Inc.	3,643	23,225
*	Advantage Energy Ltd.	29,081	164,720
	Aecon Group, Inc.	8,691	129,635

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Africa Oil Corp.	54,929	$88,323
	AG Growth International, Inc.	2,667	58,615
	AGF Management Ltd., Class B	10,933	69,701
*	Aimia, Inc.	12,133	47,548
	AirBoss of America Corp.	2,200	57,240
	Alamos Gold, Inc., Class A	50,241	372,665
	Alaris Equity Partners Income	5,125	76,776
*	Alcanna, Inc.	5,866	38,156
*	Aleafia Health, Inc.	9,500	1,919
*	Alexco Resource Corp.	7,261	11,969
	Algoma Central Corp.	1,600	22,262
*	Almaden Minerals Ltd., Class B	14,000	5,090
	AltaGas Ltd.	12,511	258,995
	Altius Minerals Corp.	5,800	74,093
#	Altus Group Ltd.	5,600	293,710
*	Amerigo Resources Ltd.	14,600	15,336
#	Andlauer Healthcare Group, Inc.	1,242	48,391
	Andrew Peller Ltd., Class A	4,300	29,498
	ARC Resources Ltd.	69,370	665,338
*	Argonaut Gold, Inc.	45,552	115,574
*	Aritzia, Inc.	10,804	425,490
	Atco Ltd., Class I	5,672	192,489
*	Athabasca Oil Corp.	58,945	48,581
*	ATS Automation Tooling Systems, Inc.	9,114	310,109
	Aura Minerals, Inc.	2,400	23,775
*	Aurora Cannabis, Inc.	3,300	21,879
*	AutoCanada, Inc.	2,934	105,710
#	Badger Infrastructure Solutions Ltd.	3,509	96,826
	Birchcliff Energy Ltd.	39,513	212,315
	Bird Construction, Inc.	4,438	36,147
*	Black Diamond Group Ltd.	2,510	9,187
	BMTC Group, Inc.	850	9,141
*	Bombardier, Inc., Class A	13,200	22,185
*	Bombardier, Inc., Class B	178,387	286,838
	Boralex, Inc., Class A	10,176	314,917
	Bridgemarq Real Estate Services	700	9,672
	Brookfield Infrastructure Corp., Class A	9,687	587,200
	Calian Group Ltd.	1,200	59,728
	Canaccord Genuity Group, Inc.	14,896	172,358
	Canacol Energy Ltd.	18,050	56,589
#*	Canada Goose Holdings, Inc.	3,000	111,264
#*	Canada Goose Holdings, Inc.	4,563	169,287
	Canadian Western Bank	12,118	387,647
*	Canfor Corp.	10,200	211,319
*	Canfor Pulp Products, Inc.	3,143	17,066
	Capital Power Corp.	14,849	487,728
*	Capstone Mining Corp.	44,912	188,343
*	Cardinal Energy Ltd.	13,363	50,425
	Cascades, Inc.	12,329	142,855
*	Celestica, Inc.	18,318	180,575
	Centerra Gold, Inc.	29,868	223,965
	CES Energy Solutions Corp.	31,177	48,620
*	Charlottes Web Holdings, Inc.	9,735	15,889
	China Gold International Resources Corp. Ltd.	43,400	125,192
	CI Financial Corp.	24,797	565,426
	Cogeco Communications, Inc.	2,000	171,768
	Cogeco, Inc.	800	53,251
	Colliers International Group, Inc.	2,134	309,582
	Colliers International Group, Inc.	1,109	161,215

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Computer Modelling Group Ltd.	12,144	$53,184
#*	Copper Mountain Mining Corp.	12,235	37,567
	Corby Spirit & Wine Ltd.	900	12,973
	Corus Entertainment, Inc., Class B	24,296	110,133
	Crescent Point Energy Corp.	20,700	104,035
	Crescent Point Energy Corp.	50,843	255,740
*	Cronos Group, Inc.	16,661	86,471
*	Denison Mines Corp.	86,723	147,154
	Dexterra Group, Inc.	10,783	77,983
#*	DIRTT Environmental Solutions.	7,700	24,887
	Doman Building Materials Group Ltd.	4,700	25,748
*	Dorel Industries, Inc., Class B	3,700	66,669
	DREAM Unlimited Corp., Class A	4,025	100,495
	Dundee Precious Metals, Inc.	22,055	145,061
	ECN Capital Corp.	39,452	343,005
	E-L Financial Corp. Ltd.	204	149,174
*	Eldorado Gold Corp.	24,534	219,448
#	Element Fleet Management Corp.	44,149	479,803
#*	Endeavour Silver Corp.	16,100	81,176
	Enerflex Ltd.	10,336	88,110
#*	Energy Fuels, Inc.	5,331	42,038
	Enerplus Corp.	27,265	258,198
	Enerplus Corp.	3,900	36,933
	Enghouse Systems Ltd.	4,090	177,368
*	Ensign Energy Services, Inc.	23,650	38,984
#*	Equinox Gold Corp.	6,468	47,978
*	Equinox Gold Corp.	11,570	85,965
	Equitable Group, Inc.	3,086	192,725
*	ERO Copper Corp.	8,889	165,843
	Evertz Technologies Ltd.	3,302	37,807
	Exchange Income Corp.	1,643	56,554
	Exco Technologies Ltd.	4,600	36,277
	Extendicare, Inc.	11,410	66,749
	Fiera Capital Corp., Class A	8,500	72,940
	Finning International, Inc.	19,313	571,775
	Firm Capital Mortgage Investment Corp.	2,800	33,100
#	First Majestic Silver Corp.	14,299	181,164
#	First Majestic Silver Corp.	8,211	104,033
#*	First Mining Gold Corp.	27,500	6,666
	First National Financial Corp.	2,280	76,731
#*	Fission Uranium Corp.	56,500	47,479
#*	Fortuna Silver Mines, Inc.	30,193	146,377
*	Fortuna Silver Mines, Inc.	7,300	35,478
*	Freegold Ventures Ltd.	22,000	7,733
#	Freehold Royalties Ltd.	13,395	128,040
*	Frontera Energy Corp.	4,620	32,888
#*	Galiano Gold, Inc.	12,801	9,723
*	Gamehost, Inc.	2,000	13,251
*	GDI Integrated Facility Services, Inc.	1,200	50,624
#	Gibson Energy, Inc.	17,831	359,329
	goeasy Ltd.	1,136	178,019
*	GoGold Resources, Inc.	21,500	59,761
*	Golden Star Resources Ltd.	9,815	30,692
#*	GoldMoney, Inc.	6,800	13,077
*	Goodfood Market Corp.	2,400	14,738
#*	Gran Tierra Energy, Inc.	52,923	48,322
	Guardian Capital Group Ltd., Class A	2,850	79,655
	Hardwoods Distribution, Inc.	1,904	63,677
*	Headwater Exploration, Inc.	14,100	55,826

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Heroux-Devtek, Inc.	4,097	$61,078
	High Liner Foods, Inc.	2,300	24,438
	HLS Therapeutics, Inc.	800	12,282
*	Home Capital Group, Inc., Class B	7,497	243,277
	Hudbay Minerals, Inc.	32,692	227,967
#*	i-80 Gold Corp.	12,689	30,656
	iA Financial Corp., Inc.	3,554	210,236
*	IAMGOLD Corp.	56,196	154,839
*	IBI Group, Inc.	2,900	28,166
*	Imperial Metals Corp.	9,700	31,351
	Information Services Corp.	900	20,035
#	Innergex Renewable Energy, Inc.	14,110	234,863
	Interfor Corp.	8,400	192,353
	Intertape Polymer Group, Inc.	7,044	160,050
#*	Invesque, Inc.	4,300	8,729
Ω	Jamieson Wellness, Inc.	4,613	142,050
*	Karora Resources, Inc.	15,448	55,171
	K-Bro Linen, Inc.	1,500	44,893
#*	Kelt Exploration Ltd.	15,188	61,361
#	Keyera Corp.	12,003	307,640
#*	Kinaxis, Inc.	2,617	406,168
	Kingsway Financial Services, Inc.	600	3,288
*	Knight Therapeutics, Inc.	14,616	60,703
#	KP Tissue, Inc.	700	6,052
#	Labrador Iron Ore Royalty Corp.	7,700	222,924
*	Largo Resources Ltd.	1,753	21,872
	Lassonde Industries, Inc., Class A	400	56,881
#	Laurentian Bank of Canada	6,500	218,855
	Leon’s Furniture Ltd.	4,500	91,629
	LifeWorks, Inc.	8,101	209,398
	Linamar Corp.	6,205	341,285
*	Lucara Diamond Corp.	52,607	25,504
*	Lundin Gold, Inc.	4,591	42,030
	Magellan Aerospace Corp.	2,400	20,556
*	Mainstreet Equity Corp.	600	53,567
*	Major Drilling Group International, Inc.	10,973	78,999
*	Mandalay Resources Corp.	5,300	9,850
	Maple Leaf Foods, Inc.	9,496	207,015
*	Marimaca Copper Corp.	4,300	14,593
	Martinrea International, Inc.	11,210	104,075
*	Mav Beauty Brands, Inc.	2,800	5,045
	Maverix Metals, Inc.	3,200	15,333
*	MDF Commerce, Inc.	2,102	9,783
#	Medical Facilities Corp.	5,100	38,077
*	MEG Energy Corp.	34,293	307,296
	Melcor Developments Ltd.	1,000	11,716
	Methanex Corp.	6,133	274,636
	Morguard Corp.	600	66,201
	MTY Food Group, Inc.	2,800	136,878
	Mullen Group Ltd.	14,988	155,015
#*	New Gold, Inc.	90,970	127,899
	NFI Group, Inc.	6,253	126,717
	North American Construction Group Ltd.	3,900	67,122
	North West Co., Inc.	6,181	167,960
*	NuVista Energy Ltd.	29,960	148,396
*	OceanaGold Corp.	86,128	160,759
*	Opsens, Inc.	6,200	15,229
*	Organigram Holdings, Inc.	17,382	38,414
	Osisko Gold Royalties Ltd.	12,652	159,781

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Osisko Mining, Inc.	17,588	$37,944
	Paramount Resources Ltd., Class A	9,692	162,036
#	Parex Resources, Inc.	17,840	346,392
	Park Lawn Corp.	3,654	109,006
#	Parkland Corp.	15,319	445,731
	Pason Systems, Inc.	11,152	82,901
	Peyto Exploration & Development Corp.	19,559	154,247
	PHX Energy Services Corp.	1,100	4,444
*	Pine Cliff Energy Ltd.	5,000	3,232
	Pizza Pizza Royalty Corp.	6,500	61,660
*	Points International Ltd.	761	13,343
*	Points International Ltd.	700	12,103
	Polaris Infrastructure, Inc.	2,100	31,256
	Pollard Banknote Ltd.	1,300	49,160
*	PolyMet Mining Corp.	1,089	3,653
#	PrairieSky Royalty Ltd.	22,200	273,195
*	Precision Drilling Corp.	1,930	85,421
#	Premium Brands Holdings Corp., Class A	4,330	467,952
*	Pretium Resources, Inc.	1,300	15,704
*	Pretium Resources, Inc.	17,500	211,680
	Primo Water Corp.	18,495	294,402
	Quarterhill, Inc.	10,900	22,371
#*	Real Matters, Inc.	9,299	67,999
*	Recipe Unlimited Corp.	2,200	34,415
#*	RF Capital Group, Inc.	1,552	2,659
	Richelieu Hardware Ltd.	6,969	246,021
#	Rogers Sugar, Inc.	12,650	57,649
	Russel Metals, Inc.	8,500	224,107
#*	Sabina Gold & Silver Corp.	36,019	41,037
*	Sandstorm Gold Ltd.	23,400	148,046
#	Savaria Corp.	5,000	78,903
*	Seabridge Gold, Inc.	3,058	56,460
#*	Seabridge Gold, Inc.	3,543	65,333
	Secure Energy Services, Inc.	30,428	140,879
*	ShawCor Ltd.	7,942	34,204
#	Sienna Senior Living, Inc.	8,177	93,755
*	Sierra Metals, Inc.	5,800	11,716
*	Sierra Wireless, Inc.	5,200	87,143
#Ω	Sleep Country Canada Holdings, Inc.	4,501	126,309
#	SNC-Lavalin Group, Inc.	14,686	395,036
*Ω	Spin Master Corp.	3,700	128,077
	Sprott, Inc.	2,598	105,708
	SSR Mining, Inc.	22,962	362,159
	SSR Mining, Inc.	681	10,746
	Stantec, Inc.	6,713	371,016
	Stelco Holdings, Inc.	2,200	76,385
	Stella-Jones, Inc.	6,265	224,914
*	Storm Resources Ltd.	15,193	67,764
*	SunOpta, Inc.	10,884	84,427
#	Superior Plus Corp.	22,114	246,049
*	Surge Energy, Inc.	4,741	20,648
*	Tamarack Valley Energy Ltd.	32,230	93,752
#*	Taseko Mines Ltd.	35,100	74,023
	TECSYS, Inc.	300	13,572
#*	TeraGo, Inc.	400	1,752
	TerraVest Industries, Inc.	800	16,774
	Tidewater Midstream & Infrastructure Ltd.	35,300	42,499
	Timbercreek Financial Corp.	9,052	71,167
*	Torex Gold Resources, Inc.	13,010	151,272

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Total Energy Services, Inc.	6,761	$27,423
*	Touchstone Exploration, Inc.	7,300	11,148
	TransAlta Corp.	35,363	396,605
#	TransAlta Renewables, Inc.	15,283	226,232
	Transcontinental, Inc., Class A	11,425	180,939
*	TransGlobe Energy Corp.	10,800	28,710
#*	Treasury Metals, Inc.	917	593
#*	Trevali Mining Corp.	49,000	9,106
*	Trican Well Service Ltd.	49,274	138,155
	Tricon Residential, Inc.	17,989	261,782
*	Trisura Group Ltd.	4,000	135,197
*	Turquoise Hill Resources Ltd.	5,164	65,428
*	Turquoise Hill Resources Ltd.	3,947	50,006
*	Uni-Select, Inc.	6,255	90,014
*	Vermilion Energy, Inc.	9,634	104,467
*	Vermilion Energy, Inc.	9,431	102,232
	VersaBank	1,000	11,942
*	Victoria Gold Corp.	2,300	35,255
*	Viemed Healthcare, Inc.	1,600	9,179
*	Viemed Healthcare, Inc.	2,200	12,606
*	VIQ Solutions, Inc.	1,300	3,193
	Wajax Corp.	3,913	78,127
	Waterloo Brewing Ltd.	2,100	9,876
*	Wesdome Gold Mines Ltd.	17,079	153,595
#	Western Forest Products, Inc.	53,930	93,253
	Westshore Terminals Investment Corp.	5,642	122,040
	Whitecap Resources, Inc.	70,340	422,292
*	WildBrain Ltd.	12,570	39,611
#	Winpak Ltd.	3,800	118,919
	Yamana Gold, Inc.	75,682	297,200
	Yamana Gold, Inc.	33,247	131,326
#	Yellow Pages Ltd.	2,040	23,390
	Zenith Capital Corp.	1,300	337

TOTAL CANADA			32,499,068

CHINA — (0.0%)
*	FIH Mobile Ltd.	91,000	14,156
*	Hanfeng Evergreen, Inc.	2,400	0

TOTAL CHINA			14,156

DENMARK — (2.1%)
*	ALK-Abello AS	730	316,384
#	Alm Brand AS	9,028	69,650
*	Asetek AS	982	4,959
#*	Bang & Olufsen AS	14,001	68,918
	BankNordik P/F	552	12,429
*	Bavarian Nordic AS	7,678	368,358
#*	Better Collective AS	2,299	48,989
*	Brodrene Hartmann AS	204	12,209
	cBrain AS	1,050	56,900
	Chemometec AS	1,617	245,197
	Columbus AS	16,517	24,257
	D/S Norden AS	3,259	78,758
*	Dfds AS	3,765	195,131
*	Drilling Co. of 1972 AS	2,806	100,582
	FLSmidth & Co. AS	4,390	166,909
	Fluegger Group AS	86	9,469
#	H Lundbeck AS	4,106	114,350

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	H+H International AS, Class B	2,539	$100,422
	INVISIO AB	2,896	52,415
*	ISS AS	12,009	239,635
	Jeudan AS	1,140	48,520
*	Jyske Bank AS	6,167	300,870
	Matas AS	4,416	86,406
Ω	Netcompany Group AS	3,857	439,206
*	Nilfisk Holding AS	3,104	108,264
*	NKT AS	4,869	234,604
Ω	NNIT AS	1,779	33,436
	North Media AS	477	8,962
*	NTG Nordic Transport Group AS, Class A	1,476	120,679
	Per Aarsleff Holding AS	2,428	104,797
	Ringkjoebing Landbobank AS	3,099	393,696
	Rockwool International AS, Class A	165	66,199
	Royal Unibrew AS	5,678	705,351
	RTX AS	1,054	25,086
Ω	Scandinavian Tobacco Group AS, Class A	8,013	180,178
	Schouw & Co. AS	1,709	166,225
	SimCorp AS	4,523	547,709
	Solar AS, Class B.	610	70,880
	SP Group AS	522	32,336
	Spar Nord Bank AS	10,418	134,266
*	Sparekassen Sjaelland-Fyn AS	1,217	27,213
	Sydbank AS	7,279	250,144
	TCM Group AS	1,034	25,234
*	Tivoli AS	244	32,733
	Topdanmark AS	4,795	254,475
	UIE PLC	255	68,452
*	Zealand Pharma AS	4,082	130,986

TOTAL DENMARK			6,882,828

FINLAND — (2.3%)
	Aktia Bank Oyj	6,459	92,470
	Alandsbanken Abp, Class B	379	13,924
	Alma Media Oyj	4,469	57,781
	Anora Group Oyj	1,329	16,467
	Aspo Oyj	2,685	37,796
	Atria Oyj, Class A	2,491	32,122
*	BasWare Oyj	944	35,066
#	Bittium Oyj	4,078	24,563
	Cargotec Oyj, Class B	4,700	243,387
	Caverion Oyj	9,013	71,213
	Citycon Oyj	7,320	60,171
	Digia Oyj	2,833	22,608
Ω	Enento Group Oyj	1,652	69,771
#*	Finnair Oyj	104,522	79,848
	Fiskars Oyj Abp	3,261	80,162
	F-Secure Oyj	12,707	71,702
	Harvia Oyj	1,373	84,298
	HKScan Oyj, Class A	1,550	3,532
	Huhtamaki Oyj	11,055	482,032
#	Kamux Corp	4,139	64,225
	Kemira Oyj	13,667	209,896
	Kojamo Oyj	11,921	267,085
	Konecranes Oyj, Class A	7,254	301,727
	Lassila & Tikanoja Oyj	3,659	57,500
#*	Lehto Group Oyj	1,174	1,400
	Marimekko Oyj	492	47,022

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Metsa Board Oyj	21,964	$203,279
	Musti Group Oyj	3,158	124,227
	Neles Oyj	12,166	182,308
	Nokian Renkaat Oyj	15,034	564,559
	Olvi Oyj, Class A	1,985	120,386
*	Optomed Oy	946	11,447
	Oriola Oyj, Class A	5,827	13,216
	Oriola Oyj, Class B	16,336	37,446
	Orion Oyj, Class A	2,441	105,310
	Orion Oyj, Class B	10,750	465,514
*	Outokumpu Oyj	42,896	267,195
	Pihlajalinna Oyj	1,333	18,131
	Ponsse Oyj	1,180	60,721
*	QT Group Oyj	1,722	278,607
	Raisio Oyj, Class V	14,595	59,094
*	Rapala VMC Oyj	3,058	31,224
	Revenio Group Oyj	2,620	172,881
#Ω	Rovio Entertainment Oyj	2,036	16,658
	Sanoma Oyj	10,553	164,275
	Scanfil Oyj	1,067	9,473
	Taaleri Oyj	1,518	19,169
	Talenom Oyj	2,896	46,416
	Teleste Oyj	1,530	9,345
Ω	Terveystalo Oyj	5,382	70,050
	TietoEVRY Oyj	9,302	285,267
	Tokmanni Group Corp.	5,059	115,107
	Uponor Oyj	6,371	155,620
	Vaisala Oyj, Class A	2,065	109,665
	Valmet Oyj	16,232	658,954
	Verkkokauppa.com Oyj	1,520	12,449
#	Wartsila OYJ Abp	32,494	450,634
#	YIT Oyj	21,894	129,035

TOTAL FINLAND			7,495,430

FRANCE — (4.6%)
	ABC arbitrage	3,701	30,486
	AKWEL	1,182	30,187
	Albioma SA	3,447	135,602
Ω	ALD SA	8,267	123,224
	Altamir	1,905	54,037
	Alten SA	2,868	462,150
	Assystem SA	1,354	48,459
	Aubay	1,195	74,115
	Axway Software SA	836	26,321
	Bastide le Confort Medical	266	13,500
*	Beneteau SA	5,853	89,353
#	Bigben Interactive	2,306	43,755
	Boiron SA	776	37,558
	Bonduelle SCA	2,134	54,679
	Burelle SA	28	21,457
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,572
#*	Casino Guichard Perrachon SA	4,112	102,536
*	Catana Group	3,304	24,011
	CBo Territoria	2,250	9,622
*	Cegedim SA	865	25,925
*	CGG SA	82,253	59,485
	Chargeurs SA	2,784	82,718
*	Cie des Alpes	3,270	57,907
	Cie Plastic Omnium SA	6,434	178,620

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Coface SA	13,778	$196,995
#*	DBV Technologies SA	1,409	9,230
	Delta Plus Group	233	25,454
*	Derichebourg SA	16,273	185,191
*	Devoteam SA	157	30,541
*	Ekinops SAS	2,101	18,503
	Electricite de Strasbourg SA	132	17,794
*Ω	Elior Group SA	16,121	127,546
*	Elis SA	23,627	448,620
*	Eramet SA	1,279	106,886
*	ESI Group	454	36,431
#*	Etablissements Maurel et Prom SA	8,900	25,625
	Eurazeo SE	3,396	318,320
	Eutelsat Communications SA	21,073	299,514
*	Exel Industries, Class A	184	14,989
	Faurecia SE	14,046	733,594
	Fnac Darty SA	1,710	111,017
	Fnac Darty SA	648	41,743
*	Gaumont SA	20	2,359
	Gaztransport Et Technigaz SA	2,185	180,613
#*	GL Events	1,343	28,386
	Groupe Crit	446	35,009
	Guerbet	934	41,232
*	Haulotte Group SA	1,014	5,887
	HEXAOM	440	22,277
*	ID Logistics Group	316	116,199
	Imerys SA	2,974	128,909
	Infotel SA	414	23,890
	Interparfums SA	891	72,086
	Ipsen SA	192	19,871
	IPSOS	5,620	263,395
	Jacquet Metals SACA	2,005	48,902
*	JCDecaux SA	7,005	182,763
	Kaufman & Broad SA	2,328	93,399
	Korian SA	9,135	304,315
*	Lagardere SA	7,262	191,986
	Laurent-Perrier	396	44,144
	Lectra	4,350	182,247
	Linedata Services	535	23,585
	LISI	3,062	85,152
	LNA Sante SA	809	46,509
*	Lumibird	1,029	24,597
Ω	Maisons du Monde SA	4,270	96,872
	Manitou BF SA	1,600	54,383
	Manutan International	508	42,096
	Mersen SA	2,606	97,762
	Metropole Television SA	3,408	75,123
*Ω	Neoen SA	2,742	126,248
	Nexans SA	3,620	363,208
	Nexity SA	5,013	229,180
#*	Nicox	2,438	9,175
	NRJ Group	2,200	14,659
*	Onxeo SA	4,614	2,670
	Orpea SA	1,798	187,808
	Pharmagest Interactive	424	46,534
	Quadient SA	5,381	128,643
#*††	Recylex SA	1,750	701
	Rexel SA	37,300	741,382
	Robertet SA	62	68,077

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Rothschild & Co.	4,325	$190,767
	Rubis SCA	9,908	317,544
	Samse SA	132	31,717
	Savencia SA	669	49,513
	SCOR SE	19,909	670,239
	Seche Environnement SA	536	42,419
	SES SA, Class A	33,307	299,137
*Ω	SMCP SA	4,479	36,779
	Societe BIC SA	2,638	153,343
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	427	34,068
	Societe LDC SA	181	20,414
	Societe pour l’Informatique Industrielle	1,315	59,887
*	SOITEC	2,577	686,155
#*	Solocal Group	12,070	18,255
	Somfy SA	929	182,379
	Sopra Steria Group SACA	1,921	377,703
	SPIE SA	13,433	326,651
	Stef SA	521	65,211
	Sword Group	975	47,632
	Synergie SE	1,041	48,053
*	Technicolor SA	6,539	20,960
*	Technip Energies NV	10,302	158,552
	Television Francaise 1	7,423	79,470
	Thermador Groupe	782	88,898
	Tikehau Capital SCA	3,727	110,980
	Total Gabon	95	14,862
	Trigano SA	1,069	200,665
	Union Financiere de France BQE SA	487	10,243
	Valeo	19,317	567,573
*	Vallourec SA	4,638	37,074
Ω	Verallia SA	4,415	163,455
	Vetoquinol SA	354	60,538
	Vicat SA	3,273	139,687
	VIEL & Cie SA	4,347	29,710
	Vilmorin & Cie SA	883	56,143
	Virbac SA	475	240,755
	Wavestone	1,019	56,116
*Ω	X-Fab Silicon Foundries SE	6,145	61,371

TOTAL FRANCE			14,742,423

GERMANY — (6.5%)
	1&1 AG	4,302	125,210
	3U Holding AG	100	483
	7C Solarparken AG	3,443	16,646
	Aareal Bank AG	7,914	252,974
	Adesso SE	228	50,841
Ω	ADLER Group SA	520	7,051
*	ADVA Optical Networking SE	6,195	82,132
	AIXTRON SE	5,770	137,036
	All for One Group SE	283	22,326
	Allgeier SE	979	32,088
	AlzChem Group AG	417	10,568
	Amadeus Fire AG	594	137,237
	Atoss Software AG	673	152,293
	Aurubis AG	4,116	354,675
	Basler AG	528	97,324
*	Bauer AG	3,060	39,807
	BayWa AG	1,916	81,052
Ω	Befesa SA	3,655	271,931

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Bertrandt AG	1,118	$72,927
	bet-at-home.com AG	393	8,030
*	Bijou Brigitte AG	711	20,297
	Bilfinger SE	4,751	166,973
*	Borussia Dortmund GmbH & Co. KGaA	11,253	62,097
	CANCOM SE	4,695	324,588
*	CECONOMY AG	19,864	96,915
	CENIT AG	1,323	22,208
	Cewe Stiftung & Co. KGAA	738	103,127
*	Commerzbank AG	31,759	231,932
	CompuGroup Medical SE & Co. KgaA	3,140	262,476
*	Corestate Capital Holding SA	1,975	23,304
	CropEnergies AG	3,994	57,331
*	CTS Eventim AG & Co. KGaA	1,368	99,495
	Dermapharm Holding SE	1,831	184,167
	Deutsche Beteiligungs AG	2,206	101,935
	Deutsche EuroShop AG	5,432	110,564
#*	Deutsche Lufthansa AG	18,435	121,865
Ω	Deutsche Pfandbriefbank AG	19,634	243,616
*	Deutz AG	14,703	123,234
	DIC Asset AG	6,522	114,485
	DMG Mori AG	418	20,304
	Dr Hoenle AG	579	27,979
	Draegerwerk AG & Co. KGaA	432	32,208
	Duerr AG	6,410	290,520
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,864	279,110
*	EDAG Engineering Group AG	1,225	16,495
	Elmos Semiconductor SE	486	22,628
#*	ElringKlinger AG	4,625	65,340
	Encavis AG	9,581	200,779
	Energiekontor AG	790	71,270
*	Evotec SE	3,242	157,156
	Fabasoft AG	270	10,464
	Fielmann AG	2,791	184,049
	First Sensor AG	520	26,436
#*	flatexDEGIRO AG	3,980	90,408
*	Fraport AG Frankfurt Airport Services Worldwide	4,032	288,576
	Freenet AG	16,623	428,129
	FUCHS PETROLUB SE	3,226	118,851
	GEA Group AG	16,224	799,051
#	Gerresheimer AG	4,033	370,038
*	Gesco AG	1,167	31,833
	GFT Technologies SE	1,914	90,257
*	Global Fashion Group SA	859	7,735
	Grand City Properties SA	14,284	365,865
	GRENKE AG	513	20,003
*	H&R GmbH & Co. KGaA	1,853	19,116
	Hamburger Hafen und Logistik AG	3,321	74,500
	Hawesko Holding AG	351	23,826
*	Heidelberger Druckmaschinen AG	33,592	86,375
#	Hella GmbH & Co. KGaA	4,140	287,150
	Hochtief AG	199	15,353
*	HolidayCheck Group AG	4,954	15,522
	Hornbach Baumarkt AG	1,315	59,104
	Hornbach Holding AG & Co. KGaA	1,453	183,743
	Hugo Boss AG	7,546	472,509
*	Hypoport SE	347	213,625
	Indus Holding AG	2,484	97,736
Ω	Instone Real Estate Group AG	5,460	143,937

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	IVU Traffic Technologies AG	1,595	$37,248
	Jenoptik AG	6,077	232,615
Ω	JOST Werke AG	1,613	93,488
*	K+S AG	24,555	423,138
*	Kloeckner & Co. SE	8,520	114,471
*	Koenig & Bauer AG	2,008	70,853
	Krones AG	1,902	196,010
	KSB SE & Co. KGaA	31	15,916
	KWS Saat SE & Co. KGaA	1,165	99,449
	Lanxess AG	10,783	726,584
	Leifheit AG	1,317	52,850
*	Leoni AG	4,291	66,614
	LPKF Laser & Electronics AG	821	18,207
*	Manz AG	726	37,947
*	Medigene AG	1,273	5,283
*	Medios AG	123	5,192
	METRO AG	10,755	135,955
	MLP SE	9,747	93,968
*	Nagarro SE	979	196,961
	New Work SE	300	73,236
	Nexus AG	1,924	168,066
#*	Nordex SE	13,872	254,930
	Norma Group SE	3,927	168,708
	OHB SE	819	35,880
	Patrizia AG	5,848	161,610
	Pfeiffer Vacuum Technology AG	675	168,491
#	PNE AG	10,341	99,857
#	ProSiebenSat.1 Media SE	26,208	439,003
	PSI Software AG	1,437	69,362
*	PVA TePla AG	2,550	116,263
*	q.beyond AG	12,522	28,902
	Rheinmetall AG	5,517	535,297
	RTL Group SA	234	13,515
#	S&T AG	6,182	148,555
*	SAF-Holland SE	7,645	106,198
*	Salzgitter AG	6,237	228,835
Ω	Scout24 AG	8,026	558,979
	Secunet Security Networks AG	157	82,413
*	Serviceware SE	548	10,772
*	SGL Carbon SE	6,333	60,562
#	Siltronic AG	2,238	349,151
*	Sixt SE	1,565	269,825
#	SMA Solar Technology AG	1,707	90,254
#*	SNP Schneider-Neureither & Partner SE	344	17,788
	Software AG	5,783	237,846
	Stabilus SA	2,763	207,483
	STRATEC SE	769	122,816
	Stroeer SE & Co. KGaA	3,291	279,106
	Suedzucker AG	8,378	132,910
*	SUESS MicroTec SE	2,434	64,008
	Surteco Group SE	1,107	47,099
	TAG Immobilien AG	18,424	559,741
	Takkt AG	5,172	84,515
	Technotrans SE	1,129	33,387
*	thyssenkrupp AG	43,096	448,615
	Traffic Systems SE	627	32,730
	United Internet AG	4,620	170,480
	USU Software AG	574	16,254
#*	va-Q-tec AG	307	9,726

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Varta AG	1,521	$234,397
	VERBIO Vereinigte BioEnergie AG	4,297	341,659
*	Vivoryon Therapeutics NV	526	11,011
	Vossloh AG	1,221	65,426
	Wacker Chemie AG	1,431	258,592
	Wacker Neuson SE	3,888	127,625
	Washtec AG	1,291	84,010
*	Westwing Group AG	1,156	36,260
	Wuestenrot & Wuerttembergische AG	3,125	65,094
	Zeal Network SE	1,389	61,039
*	zooplus AG	769	425,327

TOTAL GERMANY			21,167,577

HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	202,400	5,249
	Aeon Credit Service Asia Co. Ltd.	12,000	7,736
#*	Aidigong Maternal & Child Health Ltd.	248,000	28,693
	Allied Group Ltd.	206,000	75,743
	APAC Resources Ltd.	9,853	1,644
*	Apollo Future Mobility Group Ltd.	136,000	9,412
	Asia Financial Holdings Ltd.	54,874	24,502
	Asia Standard International Group Ltd.	98,940	11,652
	ASM Pacific Technology Ltd.	27,600	298,643
	Associated International Hotels Ltd.	28,000	46,615
	Bank of East Asia Ltd.	45,000	73,902
Ω	BOC Aviation Ltd.	16,900	147,888
	BOCOM International Holdings Co. Ltd.	44,000	9,861
	BOE Varitronix Ltd.	82,009	92,003
††	Brightoil Petroleum Holdings Ltd.	248,000	8,966
	Cafe de Coral Holdings Ltd.	42,000	76,641
*	Cathay Pacific Airways Ltd.	104,000	95,946
*	Century City International Holdings Ltd.	183,340	10,272
#	CGN Mining Co. Ltd.	185,000	24,212
	Chen Hsong Holdings	30,000	9,041
	Chevalier International Holdings Ltd.	4,000	5,003
*	China Baoli Technologies Holdings Ltd.	14,500	707
*	China Energy Development Holdings Ltd.	652,000	14,248
	China Motor Bus Co. Ltd.	2,400	32,400
#*	China Star Entertainment Ltd.	180,000	24,522
*	China Strategic Holdings Ltd.	1,321,250	8,323
	China Tonghai International Financial Ltd.	130,000	3,346
	Chinese Estates Holdings Ltd.	61,500	29,646
	Chow Sang Sang Holdings International Ltd.	49,000	69,613
	Chuang’s Consortium International Ltd.	100,000	11,182
	CITIC Telecom International Holdings Ltd.	154,000	54,559
	CMBC Capital Holdings Ltd.	570,000	6,943
#	C-Mer Eye Care Holdings Ltd.	52,000	50,652
	Convenience Retail Asia Ltd.	50,000	4,943
*	Cowell e Holdings, Inc.	16,000	12,442
Ω	Crystal International Group Ltd.	51,000	16,250
	CSI Properties Ltd.	859,543	24,422
	Dah Sing Banking Group Ltd.	52,928	50,639
	Dah Sing Financial Holdings Ltd.	17,806	55,194
	Dickson Concepts International Ltd.	14,500	7,487
	Eagle Nice International Holdings Ltd.	20,000	11,827
	EC Healthcare	27,000	38,836
	EcoGreen International Group Ltd.	38,000	8,268
*	Emperor Capital Group Ltd.	270,000	3,985
	Emperor Entertainment Hotel Ltd.	40,000	4,766

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Emperor International Holdings Ltd.	140,333	$19,530
*	ENM Holdings Ltd.	144,000	11,271
*	Esprit Holdings Ltd.	385,875	33,074
	EuroEyes International Eye Clinic Ltd.	8,000	10,191
	Fairwood Holdings Ltd.	10,500	22,284
	Far East Consortium International Ltd.	175,392	57,838
	First Pacific Co. Ltd.	334,000	133,419
#*Ω	Fosun Tourism Group	7,400	9,217
*	Genting Hong Kong Ltd.	186,000	16,413
	Giordano International Ltd.	160,000	31,218
	Glorious Sun Enterprises Ltd.	72,000	7,586
	Gold Financial Holdings Ltd.	88,000	0
*	Goodbaby International Holdings Ltd.	129,000	18,729
	Great Eagle Holdings Ltd.	27,762	76,384
*	G-Resources Group Ltd.	42,950	16,267
	Guotai Junan International Holdings Ltd.	322,400	46,771
	Haitong International Securities Group Ltd.	292,191	67,164
	Hang Lung Group Ltd.	77,000	180,299
	Hanison Construction Holdings Ltd.	27,198	4,669
	Harbour Centre Development Ltd.	13,500	12,102
	HKBN Ltd.	85,500	102,439
	HKR International Ltd.	100,386	40,055
	Hong Kong Ferry Holdings Co. Ltd.	23,000	16,297
	Hong Kong Technology Venture Co. Ltd.	56,000	84,284
*	Hongkong & Shanghai Hotels Ltd.	69,883	63,563
	Hongkong Chinese Ltd.	90,000	6,959
*	Huafa Property Services Group Co. Ltd.	480,000	11,158
	Huasheng International Holding Ltd.	148,000	24,084
*	Huobi Technology Holdings Ltd.	13,500	17,209
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	25,867
Ω	Hygeia Healthcare Holdings Co. Ltd.	9,200	80,764
	Hysan Development Co. Ltd.	64,000	222,180
	IGG, Inc.	95,000	88,328
	International Housewares Retail Co. Ltd.	41,000	14,233
*	IRC Ltd.	258,000	8,236
*	ITC Properties Group Ltd.	1,760	235
	Jacobson Pharma Corp. Ltd.	56,000	4,197
	Johnson Electric Holdings Ltd.	40,620	89,911
	K Wah International Holdings Ltd.	109,000	43,602
	Karrie International Holdings Ltd.	58,000	11,773
	Kerry Logistics Network Ltd.	61,000	147,912
	Kerry Properties Ltd.	58,500	165,362
*	Kingston Financial Group Ltd.	36,000	2,834
	Kowloon Development Co. Ltd.	41,000	48,539
*	Lai Sun Development Co. Ltd.	45,912	24,099
*	Lai Sun Garment International Ltd.	13,600	6,913
*	Landing International Development Ltd.	133,200	4,103
	Landsea Green Properties Co. Ltd.	180,000	11,337
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	15,109
*††	Lerthai Group Ltd.	24,000	1,029
*	Lifestyle International Holdings Ltd.	55,000	28,783
	Lippo China Resources Ltd.	586,000	9,560
	Liu Chong Hing Investment Ltd.	30,000	30,845
	L’Occitane International SA	32,250	115,349
	Luk Fook Holdings International Ltd.	38,000	103,565
	Lung Kee Bermuda Holdings	26,000	12,158
*	Magnificent Hotel Investment Ltd.	336,000	4,989
*	Mason Group Holdings Ltd.	2,829,598	8,742
#	MECOM Power & Construction Ltd.	71,000	32,840

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Melco International Development Ltd.	60,000	$77,928
	Miramar Hotel & Investment	21,000	35,252
	Modern Dental Group Ltd.	43,000	36,473
	NagaCorp Ltd.	114,000	104,633
#*	NewOcean Energy Holdings Ltd.	110,000	3,755
#	Nissin Foods Co. Ltd.	28,000	20,841
	NWS Holdings Ltd.	152,000	150,941
	Oriental Watch Holdings	39,606	21,058
*	Oshidori International Holdings Ltd.	700,200	50,169
††	Pacific Andes International Holdings Ltd.	126,000	444
	Pacific Basin Shipping Ltd.	531,000	245,060
	Pacific Textiles Holdings Ltd.	114,000	56,933
*	Paliburg Holdings Ltd.	26,000	6,769
	PC Partner Group Ltd.	34,000	43,050
	PCCW Ltd.	382,286	196,812
	Pentamaster International Ltd.	94,000	13,516
	Perfect Medical Health Management Ltd.	60,000	45,500
	Pico Far East Holdings Ltd.	96,000	15,893
	Public Financial Holdings Ltd.	24,000	7,553
*Ω	Razer, Inc.	297,000	71,339
*	Regal Hotels International Holdings Ltd.	29,000	11,856
Ω	Regina Miracle International Holdings Ltd.	43,000	20,432
*	Renco Holdings Group Ltd.	82,000	1,291
*	Sa Sa International Holdings Ltd.	46,000	10,051
*Ω	Samsonite International SA	20,100	43,235
	SEA Holdings Ltd.	40,046	28,741
*	Shangri-La Asia Ltd.	100,000	81,344
	Shenwan Hongyuan HK Ltd.	25,000	3,148
*	Shun Ho Property Investments Ltd.	5,544	891
*	Shun Tak Holdings Ltd.	190,000	51,940
	Sing Tao News Corp. Ltd.	14,000	1,154
#*	SJM Holdings Ltd.	194,000	144,282
	SmarTone Telecommunications Holdings Ltd.	43,000	25,079
	Solomon Systech International Ltd.	82,000	7,973
	Soundwill Holdings Ltd.	4,000	3,989
	Stella International Holdings Ltd.	55,000	65,711
#*	Summit Ascent Holdings Ltd.	92,000	5,859
	Sun Hung Kai & Co. Ltd.	74,464	38,685
	SUNeVision Holdings Ltd.	66,000	60,597
	TAI Cheung Holdings Ltd.	37,000	23,204
*	Television Broadcasts Ltd.	43,600	33,904
	Texhong Textile Group Ltd.	12,000	17,906
	Texwinca Holdings Ltd.	112,000	22,936
*	Theme International Holdings Ltd.	200,000	24,438
*	Town Health International Medical Group Ltd.	330,000	23,370
	Tradelink Electronic Commerce Ltd.	58,000	8,341
	Transport International Holdings Ltd.	28,465	48,163
*	Trendzon Holdings Group Ltd.	84,000	10,472
	United Laboratories International Holdings Ltd.	107,000	67,968
††	Untrade Convoy	516,000	2,076
††	Untrade Mh Development NPV	40,000	1,118
††	Untrade.Burwill	302,000	516
	Upbest Group Ltd.	148,000	16,752
	Value Partners Group Ltd.	104,000	53,239
	Vitasoy International Holdings Ltd.	68,000	163,912
*	Vobile Group Ltd.	109,000	95,904
#Ω	VPower Group International Holdings Ltd.	25,119	4,909
	VSTECS Holdings Ltd.	79,600	75,118
	VTech Holdings Ltd.	14,400	110,887

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Wai Kee Holdings Ltd.	52,000	$24,990
	Wang On Group Ltd.	260,000	2,438
*	Wealthking Investments Ltd.	116,000	10,816
	Wing On Co. International Ltd.	14,000	32,183
	Wing Tai Properties Ltd.	56,000	30,256
*	Yue Yuen Industrial Holdings Ltd.	85,500	181,492
#*	Yunfeng Financial Group Ltd.	54,000	14,402
	Zensun Enterprises Ltd.	48,000	27,279
*	Zhaobangji Properties Holdings Ltd.	192,000	11,969

TOTAL HONG KONG			7,063,827

IRELAND — (0.4%)
*	AIB Group PLC	42,074	113,872
*	Bank of Ireland Group PLC	100,787	600,407
	Cairn Homes PLC	63,289	82,164
*	Dalata Hotel Group PLC	12,031	51,463
*	Datalex PLC	1,004	1,033
*	FBD Holdings PLC	1,308	11,734
*	FBD Holdings PLC	2,754	26,240
	Glanbia PLC	20,395	333,073
*Ω	Glenveagh Properties PLC	65,135	82,130
*	Irish Continental Group PLC	12,783	62,847
*	Irish Continental Group PLC	3,760	18,703
	Kenmare Resources PLC	255	1,498
*	Permanent TSB Group Holdings PLC	10,745	19,859

TOTAL IRELAND			1,405,023

ISRAEL — (1.6%)
	Adgar Investment & Development Ltd.	8,764	20,140
	Afcon Holdings Ltd.	210	12,712
*	AFI Properties Ltd.	2,347	121,892
	Africa Israel Residences Ltd.	409	22,311
*	Airport City Ltd.	3,636	69,412
*	Allot Ltd.	3,228	47,752
*	Alrov Properties & Lodgings Ltd.	854	46,976
	Arad Ltd.	731	10,914
	Ashtrom Group Ltd.	5,658	132,302
	Atreyu Capital Markets Ltd.	628	11,408
#	AudioCodes Ltd.	2,468	87,466
	Aura Investments Ltd.	10,942	16,206
	Automatic Bank Services Ltd.	824	6,320
*	Azorim-Investment Development & Construction Co. Ltd.	21,056	94,113
*	Bet Shemesh Engines Holdings 1997 Ltd.	859	21,630
*	BioLine RX Ltd.	55,677	10,429
	Blue Square Real Estate Ltd.	808	62,518
*	Brack Capital Properties NV	328	38,318
*	Brainsway Ltd.	1,000	8,180
*	Camtek Ltd.	1,905	76,517
	Carasso Motors Ltd.	2,736	16,072
*	Cellcom Israel Ltd.	7,200	27,245
*	Cellcom Israel Ltd.	4,034	15,075
*	Clal Insurance Enterprises Holdings Ltd.	5,191	128,259
	Danel Adir Yeoshua Ltd.	595	125,858
	Delek Automotive Systems Ltd.	4,977	65,164
*	Delek Group Ltd.	844	70,293
	Delta Galil Industries Ltd.	1,324	67,990
	Dor Alon Energy in Israel 1988 Ltd.	633	18,149
	Duniec Brothers Ltd.	382	21,242

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Electra Consumer Products 1970 Ltd.	1,818	$85,427
	Electra Ltd.	177	116,633
	Electra Real Estate Ltd.	2,747	42,824
	Energix-Renewable Energies Ltd.	17,338	81,603
#*	Enlight Renewable Energy Ltd.	89,875	221,571
*	Equital Ltd.	2,435	74,826
*	Evogene Ltd.	5,200	13,572
*	Fattal Holdings 1998 Ltd.	427	45,888
	FMS Enterprises Migun Ltd.	605	19,575
	Formula Systems 1985 Ltd.	1,241	133,672
	Fox Wizel Ltd.	1,280	176,543
	Freshmarket Ltd.	3,350	14,674
	Gav-Yam Lands Corp. Ltd.	12,319	146,619
	Gilat Satellite Networks Ltd.	4,321	35,763
	Hadera Paper Ltd.	335	26,782
	Hamat Group Ltd.	1,543	10,298
	Harel Insurance Investments & Financial Services Ltd.	14,091	157,541
	Hilan Ltd.	1,842	102,106
	IDI Insurance Co. Ltd.	960	38,598
	IES Holdings Ltd.	375	32,746
	Ilex Medical Ltd.	584	21,220
	Inrom Construction Industries Ltd.	12,208	62,735
	Isracard Ltd.	10,328	41,514
	Israel Canada T.R Ltd.	14,745	71,164
	Israel Land Development - Urban Renewal Ltd.	2,893	40,981
	Isras Investment Co. Ltd.	192	42,895
*	Issta Lines Ltd.	538	13,646
*	Itamar Medical Ltd.	700	21,350
*	Kamada Ltd.	3,545	20,276
	Kenon Holdings Ltd.	2,532	101,644
	Kerur Holdings Ltd.	747	22,493
	Klil Industries Ltd.	43	3,973
	Levinstein Properties Ltd.	555	15,042
	M Yochananof & Sons Ltd.	507	34,997
	Magic Software Enterprises Ltd.	2,800	59,523
	Malam - Team Ltd.	1,290	43,404
	Matrix IT Ltd.	3,427	93,047
	Mediterranean Towers Ltd.	10,111	31,611
	Mega Or Holdings Ltd.	2,038	80,731
*	Mehadrin Ltd.	58	3,388
	Meitav Dash Investments Ltd.	2,665	14,414
	Menora Mivtachim Holdings Ltd.	3,551	82,150
	Migdal Insurance & Financial Holdings Ltd.	44,849	76,324
	Mivtach Shamir Holdings Ltd.	615	22,129
*	Naphtha Israel Petroleum Corp. Ltd.	4,099	25,405
#	Nawi Brothers Ltd.	3,445	30,653
	Neto ME Holdings Ltd.	211	10,442
#	Novolog Ltd.	23,609	21,812
*	Oil Refineries Ltd.	234,153	63,358
	One Software Technologies Ltd.	5,350	91,540
*	OPC Energy Ltd.	4,901	51,306
	Palram Industries 1990 Ltd.	847	14,477
*	Partner Communications Co. Ltd.	18,545	93,773
*	Paz Oil Co. Ltd.	1,048	133,572
*	Perion Network Ltd.	3,247	90,734
	Phoenix Holdings Ltd.	2,863	36,188
	Plasson Industries Ltd.	468	35,031
*	Pluristem Therapeutics, Inc.	747	2,055
	Prashkovsky Investments & Construction Ltd.	540	17,022

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Priortech Ltd.	1,206	$37,722
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	76,493
	Raval Ics Ltd.	2,775	6,699
	Sano-Brunos Enterprises Ltd.	188	21,380
	Scope Metals Group Ltd.	872	39,339
	Shufersal Ltd.	10,243	84,833
*	Summit Real Estate Holdings Ltd.	4,648	84,439
	Tadiran Group Ltd.	257	33,510
Ω	Tamar Petroleum Ltd.	7,885	13,359
#	Tel Aviv Stock Exchange Ltd.	5,406	29,626
	Telsys	571	25,224
*	Tera Light Ltd.	3,551	8,966
	Tiv Taam Holdings 1 Ltd.	3,507	10,833
	Victory Supermarket Chain Ltd.	648	13,926
	Vitania Ltd.	1,736	13,230
	YH Dimri Construction & Development Ltd.	721	51,760

TOTAL ISRAEL			5,339,482

ITALY — (3.3%)
	A2A SpA	192,659	405,421
	ACEA SpA	7,126	154,576
Ω	Anima Holding SpA	36,934	196,247
*	Aquafil SpA	1,320	11,910
*	Arnoldo Mondadori Editore SpA	28,311	65,463
	Ascopiave SpA	9,023	36,754
	Avio SpA	1,784	23,736
	Azimut Holding SpA	14,086	405,653
*	Banca Carige SpA	14	10
*	Banca Generali SpA	7,463	351,095
	Banca IFIS SpA	3,794	70,157
#	Banca Mediolanum SpA	15,145	152,618
	Banca Popolare di Sondrio SCPA	62,474	271,482
	Banca Profilo SpA	12,870	3,108
#*Ω	Banca Sistema SpA	3,568	9,343
#	Banco BPM SpA	187,440	582,899
	Banco di Desio e della Brianza SpA	5,000	18,503
	Be Shaping The Future SpA	9,147	24,562
Ω	BFF Bank SpA	20,543	183,943
*	Biesse SpA	570	17,644
	BPER Banca	123,187	270,096
	Brembo SpA	16,105	211,533
*	Brunello Cucinelli SpA	3,394	205,914
	Buzzi Unicem SpA	12,066	281,413
	Cairo Communication SpA	12,430	26,018
Ω	Carel Industries SpA	3,180	91,765
	Cembre SpA	331	10,292
	Cementir Holding NV	6,965	73,128
*	CIR SpA-Compagnie Industriali	30,122	16,596
	Credito Emiliano SpA	13,446	102,015
	Danieli & C Officine Meccaniche SpA	3,088	66,715
#	Danieli & C Officine Meccaniche SpA	2,502	84,225
	De’ Longhi SpA	7,541	295,003
	DeA Capital SpA	11,197	17,298
	Digital Bros SpA	371	17,960
Ω	doValue SpA	4,465	42,815
	Emak SpA	17,016	39,636
*Ω	Enav SpA	11,682	51,263
	ERG SpA	6,710	242,391
	Esprinet SpA	5,827	75,690

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Eurotech SpA	5,018	$29,124
	Fila SpA	1,845	22,261
#*	Fincantieri SpA	58,307	45,850
*	FNM SpA	21,790	16,903
*	Garofalo Health Care SpA	3,478	23,212
*	Geox SpA	8,460	10,741
	Gruppo MutuiOnline SpA	3,477	169,792
	Hera SpA	95,599	391,121
*	Illimity Bank SpA	7,072	111,625
*	IMMSI SpA	26,564	15,944
*	Intek Group SpA	17,854	7,016
	Interpump Group SpA	3,341	246,105
	Iren SpA	76,573	237,965
	Italgas SpA	59,770	379,748
	Italmobiliare SpA	1,795	62,997
*	IVS Group SA	1,842	13,521
#*	Juventus Football Club SpA	58,440	47,254
	La Doria SpA	1,865	35,775
*	Leonardo SpA	46,616	342,048
	Maire Tecnimont SpA	20,289	87,427
#*	Mariella Burani Fashion Group SpA	422	0
	Mediaset NV	41,897	117,694
	Openjobmetis SpA agenzia per il lavoro	845	11,241
	Orsero SpA	1,122	12,254
*Ω	OVS SpA	36,563	105,028
	Pharmanutra SpA	391	30,748
	Piaggio & C SpA	22,030	73,852
Ω	Piovan SpA	1,011	10,450
Ω	Pirelli & C SpA	42,465	261,174
*	Prima Industrie SpA	444	9,809
Ω	RAI Way SpA	10,541	63,805
	Reno de Medici SpA	26,327	44,218
	Reply SpA	2,503	485,841
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	18,595
	Sabaf SpA	1,277	41,098
	SAES Getters SpA	384	11,408
	SAES Getters SpA	534	11,002
#*	Safilo Group SpA	8,196	14,815
*	Saipem SpA	76,461	167,525
	Salcef SpA	1,264	29,214
*	Salvatore Ferragamo SpA	4,352	92,602
*	Saras SpA	73,078	54,253
	Sesa SpA	768	150,673
*	Sogefi SpA	8,720	13,824
	SOL SpA	3,646	83,783
	Tamburi Investment Partners SpA	15,032	169,690
Ω	Technogym SpA	15,528	163,210
	Tinexta SpA	2,718	120,484
*	Tod’s SpA	1,430	78,876
	TXT e-solutions SpA	923	9,441
Ω	Unieuro SpA	2,055	48,284
	Unipol Gruppo SpA	55,252	317,334
	UnipolSai Assicurazioni SpA	18,397	53,272
	Webuild SpA	21,276	52,671
	Wiit SpA	454	16,042
	Zignago Vetro SpA	3,545	71,433

TOTAL ITALY			10,518,962

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (21.7%)
	77 Bank Ltd.	7,300	$74,471
	A&D Co. Ltd.	3,000	26,637
*	Access Co. Ltd.	3,300	25,853
	Achilles Corp.	1,800	20,741
	Adastria Co. Ltd.	3,140	58,248
	ADEKA Corp.	10,400	231,352
	Ad-sol Nissin Corp.	1,200	21,995
	Adtec Plasma Technology Co. Ltd.	800	16,287
	Advan Group Co. Ltd.	3,100	26,492
	Advance Create Co. Ltd.	1,400	13,056
*	Advanced Media, Inc.	1,800	12,218
	Adventure, Inc.	300	22,184
	Aeon Delight Co. Ltd.	2,200	67,566
	Aeon Fantasy Co. Ltd.	800	13,261
	AEON Financial Service Co. Ltd.	5,500	69,878
#	Aeon Hokkaido Corp.	2,900	33,492
	Aeon Kyushu Co. Ltd.	800	14,138
	Aeria, Inc.	2,100	8,020
	AFC-HD AMS Life Science Co. Ltd.	1,400	12,478
	Agro-Kanesho Co. Ltd.	900	10,717
	Ahresty Corp.	2,700	10,087
	Ai Holdings Corp.	3,800	71,722
	Aica Kogyo Co. Ltd.	3,100	95,017
	Aichi Bank Ltd.	1,200	36,272
	Aichi Corp.	5,600	39,696
	Aichi Steel Corp.	1,500	34,945
	Aichi Tokei Denki Co. Ltd.	300	12,709
	Aida Engineering Ltd.	6,800	61,730
	Aiful Corp.	38,800	129,264
	Ain Holdings, Inc.	2,600	153,464
	Aiphone Co. Ltd.	1,800	37,207
	Airport Facilities Co. Ltd.	3,500	17,898
	Airtech Japan Ltd.	1,000	10,975
	Aisan Industry Co. Ltd.	6,170	45,464
	AIT Corp.	1,200	11,732
	Aizawa Securities Co. Ltd.	5,200	49,057
	Ajis Co. Ltd.	800	20,804
	Akatsuki Corp.	3,500	11,487
	Akatsuki, Inc.	1,100	30,010
*	Akebono Brake Industry Co. Ltd.	14,000	28,299
	Akita Bank Ltd.	2,400	30,539
	Albis Co. Ltd.	800	16,569
	Alconix Corp.	2,600	39,195
	Alinco, Inc.	2,200	19,214
*	Allied Architects, Inc.	2,200	13,451
*	Allied Telesis Holdings KK	18,800	15,383
	Alpen Co. Ltd.	2,000	48,785
	Alpha Corp.	500	5,411
	Alpha Systems, Inc.	400	15,272
	Alps Alpine Co. Ltd.	25,500	249,162
	Alps Logistics Co. Ltd.	2,000	18,261
	Altech Corp.	2,310	41,612
	Amano Corp.	5,700	141,050
	Amiyaki Tei Co. Ltd.	300	8,092
	Amuse, Inc.	1,600	31,135
	Amvis Holdings, Inc.	500	36,232
	Anest Iwata Corp.	4,200	33,457
	Anicom Holdings, Inc.	8,800	68,609
	Anritsu Corp.	14,300	237,129

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AOI Electronics Co. Ltd.	500	$10,802
	AOKI Holdings, Inc.	5,300	32,359
	Aomori Bank Ltd.	2,600	44,840
*	Aoyama Trading Co. Ltd.	5,900	40,570
	Aoyama Zaisan Networks Co. Ltd.	3,200	33,045
	Aozora Bank Ltd.	3,200	73,200
	Apaman Co. Ltd.	1,800	8,375
	Arakawa Chemical Industries Ltd.	2,600	28,354
	Arata Corp.	1,800	63,717
	Arcland Service Holdings Co. Ltd.	2,000	39,695
	Arcs Co. Ltd.	4,700	90,321
#	Ardepro Co. Ltd.	16,700	7,924
	Arealink Co. Ltd.	1,000	13,609
	Argo Graphics, Inc.	2,400	66,831
	Arisawa Manufacturing Co. Ltd.	5,100	43,452
	ARTERIA Networks Corp.	2,800	39,508
	Artiza Networks, Inc.	900	9,780
	Artnature, Inc.	1,000	6,495
	ArtSpark Holdings, Inc.	5,600	57,935
*	Aruhi Corp.	4,300	49,853
	As One Corp.	300	41,125
	Asahi Co. Ltd.	1,600	18,583
	Asahi Diamond Industrial Co. Ltd.	9,000	55,340
#	Asahi Holdings, Inc.	7,400	132,076
	Asahi Kogyosha Co. Ltd.	600	17,993
	Asahi Net, Inc.	1,700	10,741
	Asahi Printing Co. Ltd.	1,100	8,236
	Asahi Yukizai Corp.	2,300	27,794
	Asante, Inc.	1,200	18,513
	Asanuma Corp.	800	31,993
	Ascentech KK	700	8,081
	Asia Pile Holdings Corp.	4,100	16,684
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	28,675
	ASKUL Corp.	3,800	51,614
	Asti Corp.	400	6,365
*	Atrae, Inc.	1,800	38,354
*	Atsugi Co. Ltd.	4,000	22,391
	Aucnet, Inc.	900	18,641
	Autobacs Seven Co. Ltd.	8,900	115,108
	Aval Data Corp.	1,100	27,024
	Avant Corp.	2,800	39,156
	Avantia Co. Ltd.	1,300	9,820
	Avex, Inc.	2,100	28,673
	Awa Bank Ltd.	5,300	98,725
	Axial Retailing, Inc.	2,200	69,973
	Bando Chemical Industries Ltd.	5,100	39,409
	Bank of Iwate Ltd.	2,000	28,734
	Bank of Nagoya Ltd.	1,900	40,417
	Bank of Saga Ltd.	2,500	31,518
	Bank of the Ryukyus Ltd.	3,600	23,997
#	Bank of Toyama Ltd.	600	10,021
	Baroque Japan Ltd.	1,700	12,918
	Base Co. Ltd.	300	12,686
	Beauty Garage, Inc.	400	13,925
	Beenos, Inc.	1,000	29,082
	Belc Co. Ltd.	1,400	69,113
	Bell System24 Holdings, Inc.	3,100	39,827
	Belluna Co. Ltd.	6,900	48,453
	Benesse Holdings, Inc.	5,200	118,967

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	BeNext-Yumeshin Group Co.	6,560	$85,522
#*	Bengo4.com, Inc.	900	54,122
	Bic Camera, Inc.	8,600	74,171
	BML, Inc.	2,400	84,360
	Bookoff Group Holdings Ltd.	1,000	8,640
	Bourbon Corp.	1,100	22,461
	BP Castrol KK	1,300	16,344
#	Br Holdings Corp.	4,900	18,526
*	BrainPad, Inc.	500	24,026
	Broadleaf Co. Ltd.	12,200	58,563
	Broccoli Co. Ltd.	1,000	11,522
	Bull-Dog Sauce Co. Ltd.	400	7,813
	Bunka Shutter Co. Ltd.	6,984	68,078
	Business Brain Showa-Ota, Inc.	1,000	17,176
	C Uyemura & Co. Ltd.	1,600	66,114
	CAC Holdings Corp.	1,700	24,052
#	Can Do Co. Ltd.	1,000	22,423
	Canon Electronics, Inc.	2,600	35,788
	Careerlink Co. Ltd.	600	8,151
	Carenet, Inc.	2,000	21,980
	Carlit Holdings Co. Ltd.	2,600	17,367
	Carta Holdings, Inc.	1,100	23,643
	Cawachi Ltd.	2,700	52,665
*	CellSource Co. Ltd.	600	33,997
	Central Automotive Products Ltd.	1,600	41,703
	Central Glass Co. Ltd.	3,400	63,314
	Central Security Patrols Co. Ltd.	1,400	33,661
	Central Sports Co. Ltd.	900	19,168
	Ceres, Inc.	600	15,097
	Charm Care Corp. KK	1,800	27,066
	Chiba Kogyo Bank Ltd.	7,400	17,548
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	26,676
	Chino Corp.	900	11,113
	Chiyoda Co. Ltd.	4,400	29,520
*	Chiyoda Corp.	16,500	60,316
	Chiyoda Integre Co. Ltd.	1,900	36,338
	Chofu Seisakusho Co. Ltd.	2,300	41,558
	Chori Co. Ltd.	1,400	22,323
	Chubu Shiryo Co. Ltd.	3,200	30,584
	Chudenko Corp.	3,900	76,364
	Chuetsu Pulp & Paper Co. Ltd.	1,400	14,454
	Chugai Ro Co. Ltd.	700	10,714
	Chugoku Bank Ltd.	17,400	126,222
	Chugoku Marine Paints Ltd.	6,600	51,089
	Chukyo Bank Ltd.	1,800	20,845
	Chuo Spring Co. Ltd.	2,000	17,343
	Chuo Warehouse Co. Ltd.	1,000	8,483
	CI Takiron Corp.	6,400	34,132
	Citizen Watch Co. Ltd.	38,800	169,209
	CKD Corp.	5,600	111,021
	Cleanup Corp.	3,800	18,539
	CMIC Holdings Co. Ltd.	1,500	19,534
*	CMK Corp.	6,400	24,099
*	COLOPL, Inc.	4,900	35,401
	Computer Engineering & Consulting Ltd.	3,600	42,860
	Computer Institute of Japan Ltd.	1,900	14,084
	Comture Corp.	2,300	62,372
	CONEXIO Corp.	2,400	30,759
*	COOKPAD, Inc.	6,200	12,964

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Core Corp.	800	$11,274
	Corona Corp., Class A	2,600	20,890
	Cosel Co. Ltd.	2,500	20,356
	Cosmo Energy Holdings Co. Ltd.	6,500	132,877
	Cota Co. Ltd.	1,610	22,339
	CRE, Inc.	800	12,550
#	Create Restaurants Holdings, Inc.	3,800	26,125
	Create SD Holdings Co. Ltd.	2,700	83,004
	Credit Saison Co. Ltd.	16,500	202,285
	Creek & River Co. Ltd.	1,700	29,359
	Cresco Ltd.	1,800	32,941
*	CROOZ, Inc.	600	6,435
	CTI Engineering Co. Ltd.	1,400	33,586
	CTS Co. Ltd.	3,200	22,357
	Cube System, Inc.	1,200	10,556
	Curves Holdings Co. Ltd.	7,300	56,875
	Cyberlinks Co. Ltd.	1,300	14,339
	Cybernet Systems Co. Ltd.	1,700	9,491
	Cybozu, Inc.	2,000	47,452
	Dai Nippon Toryo Co. Ltd.	3,400	25,872
	Daibiru Corp.	5,700	79,320
	Daicel Corp.	27,800	208,146
	Dai-Dan Co. Ltd.	1,500	31,582
	Daido Kogyo Co. Ltd.	900	8,080
	Daido Metal Co. Ltd.	5,500	29,515
	Daido Steel Co. Ltd.	3,300	126,432
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	12,426
	Daihen Corp.	2,200	91,831
	Daiho Corp.	2,400	80,846
	Dai-Ichi Cutter Kogyo KK	900	11,237
	Daiichi Jitsugyo Co. Ltd.	1,000	46,515
	Daiichi Kensetsu Corp.	1,100	19,372
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	31,176
	Daiichikosho Co. Ltd.	1,200	43,571
	Daiken Corp.	1,400	30,594
	Daiken Medical Co. Ltd.	2,800	14,205
	Daiki Aluminium Industry Co. Ltd.	5,000	72,776
	Daikoku Denki Co. Ltd.	900	9,573
	Daikokutenbussan Co. Ltd.	800	45,573
	Daikyonishikawa Corp.	4,200	25,239
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,600	36,984
	Daiseki Co. Ltd.	4,476	208,925
	Daishi Hokuetsu Financial Group, Inc.	4,500	100,779
	Daishinku Corp.	3,200	28,420
	Daito Bank Ltd.	1,000	5,941
	Daito Pharmaceutical Co. Ltd.	1,450	40,890
	Daitron Co. Ltd.	1,600	31,837
	Daiwa Industries Ltd.	4,300	47,924
	Daiwabo Holdings Co. Ltd.	10,500	184,852
	DCM Holdings Co. Ltd.	14,700	143,327
	Dear Life Co. Ltd.	5,600	28,139
	DeNA Co. Ltd.	9,400	173,638
#	Densan System Holdings Co. Ltd.	600	13,548
	Denyo Co. Ltd.	2,000	34,679
	Dexerials Corp.	5,900	119,353
	Diamond Electric Holdings Co. Ltd.	600	11,177
	DIC Corp.	8,100	214,462
	Digital Arts, Inc.	1,300	106,147
	Digital Garage, Inc.	3,800	177,513

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Digital Hearts Holdings Co. Ltd.	1,200	$19,094
	Digital Holdings, Inc.	1,900	29,137
	Digital Information Technologies Corp.	800	12,092
#	Dip Corp.	2,900	104,050
	DKK Co. Ltd.	1,600	35,411
	DKS Co. Ltd.	1,200	36,344
	DMG Mori Co. Ltd.	11,100	191,151
	Doshisha Co. Ltd.	2,900	45,439
	Double Standard, Inc.	600	19,297
	Doutor Nichires Holdings Co. Ltd.	4,112	58,984
	Dowa Holdings Co. Ltd.	5,000	208,820
	DTS Corp.	3,800	84,317
	Duskin Co. Ltd.	4,100	98,768
	DyDo Group Holdings, Inc.	1,400	66,705
	Eagle Industry Co. Ltd.	4,100	43,795
	Earth Corp.	1,400	85,912
	Ebara Foods Industry, Inc.	800	17,788
	Ebara Jitsugyo Co. Ltd.	1,800	45,449
	Ebase Co. Ltd.	3,100	20,651
	Eco’s Co. Ltd.	800	13,237
	EDION Corp	9,300	88,263
*	Edulab, Inc.	300	4,238
	EF-ON, Inc.	2,280	16,687
	eGuarantee, Inc.	2,900	64,581
	E-Guardian, Inc.	1,100	30,215
	Ehime Bank Ltd.	4,800	32,399
	Eidai Co. Ltd.	3,000	7,683
	Eiken Chemical Co. Ltd.	4,100	68,921
	Eizo Corp.	2,000	76,488
	EJ Holdings, Inc.	1,200	13,180
	Elan Corp.	3,700	39,992
	Elecom Co. Ltd.	5,400	82,596
	Electric Power Development Co. Ltd.	10,500	138,806
	Elematec Corp.	2,800	27,943
	Endo Lighting Corp.	1,700	15,697
	Enigmo, Inc.	2,600	24,693
	en-japan, Inc.	3,500	138,992
	Enplas Corp.	1,000	26,519
#	eRex Co. Ltd.	2,800	64,117
	ES-Con Japan Ltd.	3,000	21,556
	Escrow Agent Japan, Inc.	3,500	6,247
	Eslead Corp.	1,000	14,806
	ESPEC Corp.	2,400	48,683
	Exedy Corp.	4,200	62,562
	Ezaki Glico Co. Ltd.	3,800	137,915
	F&M Co. Ltd.	1,000	17,441
	FALCO HOLDINGS Co. Ltd.	1,400	20,854
	FAN Communications, Inc.	6,200	24,582
	FCC Co. Ltd.	4,400	60,917
*	FDK Corp.	1,100	9,930
	Feed One Co. Ltd.	3,920	25,808
	Ferrotec Holdings Corp.	5,400	181,140
*	FFRI Security, Inc.	400	5,748
	Fibergate, Inc.	1,100	13,226
	FIDEA Holdings Co. Ltd.	3,050	31,543
	Fields Corp.	3,000	13,687
	FINDEX, Inc.	1,700	14,007
	First Bank of Toyama Ltd.	4,700	11,839
#	First Juken Co. Ltd.	900	9,654

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fixstars Corp.	3,000	$20,444
	FJ Next Co. Ltd.	3,100	27,571
#	Focus Systems Corp.	1,700	15,157
	Forum Engineering, Inc.	1,200	10,011
	Foster Electric Co. Ltd.	3,400	24,238
	France Bed Holdings Co. Ltd.	3,800	30,108
	Freebit Co. Ltd.	2,000	23,268
	Freund Corp.	1,700	12,502
	F-Tech, Inc.	1,600	8,953
#	FTGroup Co. Ltd.	1,100	11,954
	Fudo Tetra Corp.	1,930	30,659
	Fuji Co. Ltd.	2,600	45,820
	Fuji Corp.	7,000	163,282
#	Fuji Corp.	1,600	16,847
	Fuji Corp. Ltd.	5,200	31,462
	Fuji Kosan Co. Ltd.	1,000	9,259
	Fuji Kyuko Co. Ltd.	2,000	80,574
	Fuji Media Holdings, Inc.	5,800	60,120
	Fuji Oil Co. Ltd.	8,300	19,736
	Fuji Oil Holdings, Inc.	5,500	129,074
	Fuji Pharma Co. Ltd.	2,000	19,284
	Fuji Seal International, Inc.	5,000	109,958
	Fuji Soft, Inc.	2,800	142,586
	Fujibo Holdings, Inc.	1,500	54,404
	Fujicco Co. Ltd.	2,800	47,007
	Fujikura Composites, Inc.	1,100	7,699
	Fujikura Kasei Co. Ltd.	4,200	19,370
*	Fujikura Ltd.	29,700	160,197
	Fujimi, Inc.	1,500	94,328
	Fujimori Kogyo Co. Ltd.	2,500	102,794
*	Fujita Kanko, Inc.	600	12,705
	Fujitec Co. Ltd.	4,700	106,763
	Fujiya Co. Ltd.	1,700	35,185
	FuKoKu Co. Ltd.	1,200	10,431
	Fukuda Corp.	1,000	40,710
	Fukuda Denshi Co. Ltd.	1,200	101,071
#	Fukui Bank Ltd.	2,700	34,901
	Fukui Computer Holdings, Inc.	900	32,465
	Fukushima Galilei Co. Ltd.	1,600	63,610
	Fukuyama Transporting Co. Ltd.	3,100	123,488
	FULLCAST Holdings Co. Ltd.	2,000	46,684
	Funai Soken Holdings, Inc.	3,860	107,237
	Furukawa Battery Co. Ltd.	2,400	33,506
	Furukawa Co. Ltd.	4,100	45,370
	Furukawa Electric Co. Ltd.	8,600	188,177
	Furuno Electric Co. Ltd.	3,500	37,453
#	Furuya Metal Co. Ltd.	400	31,545
	Furyu Corp.	1,400	20,305
	Fuso Chemical Co. Ltd.	1,700	78,269
	Fuso Pharmaceutical Industries Ltd.	1,100	24,544
	Futaba Corp.	5,300	36,036
	Futaba Industrial Co. Ltd.	8,700	34,060
	Future Corp.	2,900	84,817
	Fuyo General Lease Co. Ltd.	2,100	136,482
	G-7 Holdings, Inc.	3,000	54,889
	Gakken Holdings Co. Ltd.	3,300	32,304
#	Gakkyusha Co. Ltd.	1,000	12,290
	Gecoss Corp.	2,000	15,111
	Genki Sushi Co. Ltd.	800	18,938

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Genky DrugStores Co. Ltd.	1,000	$48,227
	Geo Holdings Corp.	3,800	40,371
#	Gift, Inc.	600	14,858
*	giftee, Inc.	1,100	37,185
#	Gig Works, Inc.	1,300	7,240
	GL Sciences, Inc.	600	14,387
	GLOBERIDE, Inc.	2,800	101,319
	Glory Ltd.	5,000	107,626
#	GMO Financial Gate, Inc.	100	25,971
	GMO Financial Holdings, Inc.	4,400	33,702
	GMO GlobalSign Holdings KK	400	16,473
#*	GNI Group Ltd.	4,100	57,449
	Godo Steel Ltd.	1,600	21,155
	Goldcrest Co. Ltd.	2,590	37,109
	Golf Digest Online, Inc.	1,000	11,454
	Good Com Asset Co. Ltd.	900	10,769
	Grace Technology, Inc.	3,000	27,458
	Gree, Inc.	4,900	41,326
	gremz, Inc.	600	13,812
	GS Yuasa Corp.	7,400	161,095
	G-Tekt Corp.	3,300	41,141
	Gun-Ei Chemical Industry Co. Ltd.	700	18,685
	GungHo Online Entertainment, Inc.	4,800	90,052
	Gunma Bank Ltd.	45,000	138,928
	Gunze Ltd.	2,200	84,793
	H.U. Group Holdings, Inc.	5,800	143,035
	H2O Retailing Corp.	11,700	93,438
#	HABA Laboratories, Inc.	400	10,733
	Hachijuni Bank Ltd.	45,100	150,733
	Hagihara Industries, Inc.	1,400	18,452
	Hagiwara Electric Holdings Co. Ltd.	1,000	18,913
	Hakudo Co. Ltd.	800	20,279
	Hakuto Co. Ltd.	2,500	42,699
	Halows Co. Ltd.	1,600	39,306
	Hamakyorex Co. Ltd.	2,200	60,994
	Handsman Co. Ltd.	800	12,303
	Hanwa Co. Ltd.	4,500	135,173
	Happinet Corp.	2,800	36,868
	Harima Chemicals Group, Inc.	2,500	19,157
#	Hashimoto Sogyo Holdings Co. Ltd.	700	13,326
	Hazama Ando Corp.	19,410	131,439
	Heiwa Corp.	5,700	101,637
	Heiwa Real Estate Co. Ltd.	3,600	113,656
	Heiwado Co. Ltd.	3,600	62,317
#*	Hennge KK	500	24,727
	Hibiya Engineering Ltd.	2,400	40,345
#	HI-LEX Corp.	3,300	52,770
	Hinokiya Group Co. Ltd.	400	8,068
	Hioki EE Corp.	1,100	76,831
	Hirakawa Hewtech Corp.	1,200	13,064
	Hirano Tecseed Co. Ltd.	1,100	25,535
	Hirata Corp.	800	48,777
	Hirogin Holdings, Inc.	33,300	183,458
*	Hiroshima Electric Railway Co. Ltd.	200	1,481
	Hiroshima Gas Co. Ltd.	6,100	20,065
	Hisaka Works Ltd.	4,200	31,163
	Hitachi Zosen Corp.	16,500	129,375
	Hito Communications Holdings, Inc.	1,000	19,326
	Hochiki Corp.	1,700	18,671

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hodogaya Chemical Co. Ltd.	800	$34,093
	Hogy Medical Co. Ltd.	2,800	76,767
	Hokkaido Coca-Cola Bottling Co. Ltd.	600	21,846
	Hokkaido Electric Power Co., Inc.	20,800	86,442
	Hokkaido Gas Co. Ltd.	2,400	32,144
	Hokkan Holdings Ltd.	1,200	15,968
	Hokko Chemical Industry Co. Ltd.	3,300	28,955
	Hokkoku Financial Holdings, Inc.	2,900	50,544
	Hokuetsu Corp.	14,900	98,452
	Hokuetsu Industries Co. Ltd.	2,800	23,834
	Hokuhoku Financial Group, Inc.	14,800	105,875
	Hokuriku Electric Industry Co. Ltd.	400	3,637
#	Hokuriku Electric Power Co.	20,400	97,140
	Hokuriku Electrical Construction Co. Ltd.	1,500	13,879
	Hokuto Corp.	2,800	48,354
	Honda Tsushin Kogyo Co. Ltd.	1,400	5,606
	H-One Co. Ltd.	4,000	26,443
	Honeys Holdings Co. Ltd.	2,670	24,657
	Hoosiers Holdings	5,300	32,696
	Hosiden Corp.	7,500	79,076
	Hosokawa Micron Corp.	2,000	55,332
*	Hotland Co. Ltd.	1,300	15,561
*	Hotto Link, Inc.	2,300	13,163
	House Do Co. Ltd.	600	4,985
	Howa Machinery Ltd.	2,200	15,645
*	HPC Systems, Inc.	300	10,462
	Hyakugo Bank Ltd.	26,900	77,978
	Hyakujushi Bank Ltd.	3,400	43,993
	IBJ, Inc.	1,100	10,553
	Ichibanya Co. Ltd.	1,700	68,729
	Ichigo, Inc.	27,200	81,425
	Ichiken Co. Ltd.	700	11,798
	Ichikoh Industries Ltd.	4,000	19,844
	Ichimasa Kamaboko Co. Ltd.	1,100	8,822
	Ichinen Holdings Co. Ltd.	3,100	38,032
	Ichiyoshi Securities Co. Ltd.	7,100	40,514
	Icom, Inc.	1,500	31,915
	ID Holdings Corp.	1,950	16,106
#	IDEA Consultants, Inc.	500	8,918
	Idec Corp.	4,000	84,772
	IDOM, Inc.	8,500	58,218
	Ihara Science Corp.	1,200	22,166
	Iino Kaiun Kaisha Ltd.	10,400	50,158
	IJTT Co. Ltd.	2,100	10,888
	I’ll, Inc.	900	13,364
*	Imagica Group, Inc.	2,700	13,782
	Imasen Electric Industrial	901	5,611
*	Impact HD, Inc.	400	14,090
	Imuraya Group Co. Ltd.	1,100	22,702
	Inaba Denki Sangyo Co. Ltd.	5,200	124,735
	Inaba Seisakusho Co. Ltd.	1,700	19,957
	Inabata & Co. Ltd.	5,900	87,342
#	Inageya Co. Ltd.	2,100	25,381
	Ines Corp.	3,000	43,840
	I-Net Corp.	1,600	18,615
	Infocom Corp.	2,600	49,921
	Infomart Corp.	21,100	205,901
	Information Services International-Dentsu Ltd.	2,200	76,972
	INFRONEER Holdings, Inc.	22,444	185,893

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Innotech Corp.	2,400	$30,131
	Insource Co. Ltd.	2,500	50,054
	Intage Holdings, Inc.	3,800	64,169
	Inter Action Corp.	1,600	34,444
	Internet Initiative Japan, Inc.	5,100	178,440
#	Inui Global Logistics Co. Ltd.	600	11,905
	I-PEX, Inc.	1,400	25,201
#	IPS, Inc.	400	6,360
	IR Japan Holdings Ltd.	1,000	92,221
	Iriso Electronics Co. Ltd.	2,400	110,257
#	I’rom Group Co. Ltd.	900	15,533
	ISB Corp.	2,200	24,073
*	Iseki & Co. Ltd.	2,500	36,126
	Isetan Mitsukoshi Holdings Ltd.	8,000	58,488
	Ishihara Chemical Co. Ltd.	1,400	18,055
	Ishihara Sangyo Kaisha Ltd.	4,400	48,514
	Itfor, Inc.	3,600	28,104
	ITmedia, Inc.	1,700	35,027
	Itochu Enex Co. Ltd.	6,800	59,999
	Itochu-Shokuhin Co. Ltd.	900	41,592
	Itoham Yonekyu Holdings, Inc.	15,100	92,073
	Itoki Corp.	4,500	14,323
#*	Itokuro, Inc.	600	4,768
	IwaiCosmo Holdings, Inc.	2,900	34,076
	Iwaki Co. Ltd.	1,300	11,463
	Iwasaki Electric Co. Ltd.	400	7,356
	Iwatsu Electric Co. Ltd.	300	2,361
	Iwatsuka Confectionery Co. Ltd.	500	16,798
	Iyo Bank Ltd.	31,100	152,157
#	Izumi Co. Ltd.	4,300	130,371
	J Front Retailing Co. Ltd.	24,600	228,015
*	J Trust Co. Ltd.	11,300	59,075
	JAC Recruitment Co. Ltd.	1,600	31,393
	Jaccs Co. Ltd.	2,800	74,677
	Jafco Group Co. Ltd.	3,500	221,750
*	Jalux, Inc.	800	11,989
*	Jamco Corp.	400	3,459
	Janome Sewing Machine Co. Ltd.	2,299	14,921
*	Japan Asset Marketing Co. Ltd.	22,400	20,630
	Japan Aviation Electronics Industry Ltd.	5,000	82,904
	Japan Best Rescue System Co. Ltd.	1,200	12,108
*	Japan Cash Machine Co. Ltd.	3,300	24,833
	Japan Electronic Materials Corp.	700	11,817
	Japan Elevator Service Holdings Co. Ltd.	4,600	99,686
	Japan Foundation Engineering Co. Ltd.	2,900	12,934
	Japan Investment Adviser Co. Ltd.	1,100	12,029
	Japan Lifeline Co. Ltd.	7,100	76,454
	Japan Material Co. Ltd.	6,400	89,000
	Japan Medical Dynamic Marketing, Inc.	1,870	35,946
	Japan Petroleum Exploration Co. Ltd.	4,700	85,529
	Japan Property Management Center Co. Ltd.	900	9,130
	Japan Pulp & Paper Co. Ltd.	1,600	53,975
	Japan Pure Chemical Co. Ltd.	1,000	24,707
	Japan Securities Finance Co. Ltd.	12,200	93,135
	Japan Steel Works Ltd.	7,100	208,579
	Japan Transcity Corp.	5,400	28,713
	Japan Wool Textile Co. Ltd.	8,600	68,683
	Jastec Co. Ltd.	1,200	13,712
	JBCC Holdings, Inc.	2,000	30,541

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JCU Corp.	2,500	$100,411
	JDC Corp.	4,100	21,517
	JGC Holdings Corp.	26,500	249,029
#*	JIG-SAW, Inc.	300	20,642
	Jimoto Holdings, Inc.	2,110	12,054
#	JINS Holdings, Inc.	1,300	82,194
#	JK Holdings Co. Ltd.	2,500	18,989
	JM Holdings Co. Ltd.	1,100	18,056
	JMS Co. Ltd.	2,200	14,343
*	Joban Kosan Co. Ltd.	1,100	13,987
	J-Oil Mills, Inc.	2,600	41,907
	Joshin Denki Co. Ltd.	2,200	45,792
	Joyful Honda Co. Ltd.	4,700	64,640
	JP-Holdings, Inc.	6,800	15,145
#	JSB Co. Ltd.	600	15,148
	JSP Corp.	1,900	25,567
	Juki Corp.	3,700	27,622
	Juroku Financial Group, Inc.	4,100	74,464
	JVCKenwood Corp.	23,070	39,801
	K&O Energy Group, Inc.	2,300	32,958
	Kadoya Sesame Mills, Inc.	400	14,151
	Kaga Electronics Co. Ltd.	2,700	74,215
	Kagome Co. Ltd.	3,500	88,815
	Kaken Pharmaceutical Co. Ltd.	3,300	130,165
	Kakiyasu Honten Co. Ltd.	1,100	25,817
	Kamakura Shinsho Ltd.	2,200	17,775
	Kameda Seika Co. Ltd.	1,200	46,933
	Kamei Corp.	3,600	36,685
	Kamigumi Co. Ltd.	2,500	50,337
	Kanaden Corp.	3,200	28,831
	Kanagawa Chuo Kotsu Co. Ltd.	800	24,509
	Kanamic Network Co. Ltd.	1,800	9,584
	Kanamoto Co. Ltd.	4,200	89,967
	Kandenko Co. Ltd.	13,600	105,425
	Kaneka Corp.	2,200	84,368
	Kaneko Seeds Co. Ltd.	1,800	23,755
	Kanematsu Corp.	9,205	106,899
	Kanematsu Electronics Ltd.	1,500	48,992
	Kanemi Co. Ltd.	500	12,415
#	Kansai Super Market Ltd.	3,000	48,766
	Kanto Denka Kogyo Co. Ltd.	6,400	58,869
*	Kasai Kogyo Co. Ltd.	3,100	9,173
	Katakura Industries Co. Ltd.	2,700	41,046
	Katitas Co. Ltd.	3,700	135,101
	Kato Sangyo Co. Ltd.	2,900	81,764
	Kato Works Co. Ltd.	1,600	11,794
	Kawada Technologies, Inc.	600	20,745
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	40,078
	KeePer Technical Laboratory Co. Ltd.	1,600	46,139
	Keihanshin Building Co. Ltd.	4,100	51,221
	KEIWA, Inc.	800	33,052
	Keiyo Bank Ltd.	14,800	57,646
	Keiyo Co. Ltd.	6,700	48,795
	Kenko Mayonnaise Co. Ltd.	2,000	26,834
	KeyHolder, Inc.	1,600	10,632
	KFC Holdings Japan Ltd.	1,900	48,179
	KH Neochem Co. Ltd.	4,000	102,803
	Kimura Chemical Plants Co. Ltd.	3,300	22,096
	King Jim Co. Ltd.	3,000	22,996

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Kintetsu Department Store Co. Ltd.	1,000	$22,370
	Kintetsu World Express, Inc.	4,100	98,468
	Kissei Pharmaceutical Co. Ltd.	3,700	74,012
	Ki-Star Real Estate Co. Ltd.	1,100	61,465
	Kitagawa Corp.	1,600	21,964
	Kita-Nippon Bank Ltd.	1,000	13,389
	Kitano Construction Corp.	700	13,289
	Kitanotatsujin Corp.	7,800	28,416
	Kito Corp.	2,700	37,414
	Kitz Corp.	7,900	52,849
	Kiyo Bank Ltd.	7,900	103,743
*	KLab, Inc.	4,100	22,861
	Koa Corp.	4,600	62,184
	Koatsu Gas Kogyo Co. Ltd.	3,600	24,278
#*	Kobe Electric Railway Co. Ltd.	899	27,146
	Kobe Steel Ltd.	37,900	222,677
*	Kobelco Eco-Solutions Co. Ltd.	400	11,302
	Kohnan Shoji Co. Ltd.	2,300	71,929
	Kohsoku Corp.	1,300	18,428
	Koike Sanso Kogyo Co. Ltd.	400	8,108
	Kojima Co. Ltd.	5,300	27,293
	Kokusai Pulp & Paper Co. Ltd.	3,900	12,700
	Kokuyo Co. Ltd.	8,900	135,448
	Komatsu Matere Co. Ltd.	4,000	32,008
	Komatsu Wall Industry Co. Ltd.	1,200	20,450
	KOMEDA Holdings Co. Ltd.	4,600	83,432
	Komehyo Holdings Co. Ltd.	800	13,101
	Komeri Co. Ltd.	3,900	90,064
	Komori Corp.	7,500	48,988
	Konaka Co. Ltd.	1,760	5,131
	Kondotec, Inc.	2,900	24,879
	Konica Minolta, Inc.	19,900	98,499
	Konishi Co. Ltd.	4,000	62,216
	Konoike Transport Co. Ltd.	2,900	31,743
	Konoshima Chemical Co. Ltd.	800	20,546
#*	Kosaido Co. Ltd.	3,300	28,742
	Kozo Keikaku Engineering, Inc.	500	11,382
	Krosaki Harima Corp.	800	33,114
	KRS Corp.	1,000	17,425
	K’s Holdings Corp.	20,200	208,519
	KU Holdings Co. Ltd.	2,400	22,507
	Kumagai Gumi Co. Ltd.	4,400	108,906
	Kumiai Chemical Industry Co. Ltd.	8,267	61,646
	Kurabo Industries Ltd.	1,800	29,990
	Kureha Corp.	2,000	129,976
	Kurimoto Ltd.	2,000	28,573
	Kuriyama Holdings Corp.	1,000	8,731
#	Kusuri no Aoki Holdings Co. Ltd.	1,500	99,848
	KYB Corp.	2,300	61,550
	Kyoden Co. Ltd.	1,800	8,395
	Kyodo Printing Co. Ltd.	900	20,721
	Kyoei Steel Ltd.	2,900	35,783
#	Kyokuto Boeki Kaisha Ltd.	800	18,303
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	51,934
	Kyokuto Securities Co. Ltd.	2,600	17,409
	Kyokuyo Co. Ltd.	1,100	29,486
	KYORIN Holdings, Inc.	4,500	69,124
	Kyosan Electric Manufacturing Co. Ltd.	5,000	21,038
	Kyowa Electronic Instruments Co. Ltd.	5,600	20,016

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyowa Leather Cloth Co. Ltd.	900	$5,399
	Kyudenko Corp.	4,300	136,396
	Kyushu Financial Group, Inc.	39,800	134,029
	LAC Co. Ltd.	2,400	16,797
	Lacto Japan Co. Ltd.	900	21,192
	LEC, Inc.	3,100	28,345
	Legs Co. Ltd.	500	7,150
	Life Corp.	1,700	55,801
*	LIFULL Co. Ltd.	8,200	25,733
	LIKE, Inc.	1,600	24,961
	Linical Co. Ltd.	1,600	11,275
	Link & Motivation, Inc.	3,900	41,206
	Lintec Corp.	5,200	116,082
	LITALICO, Inc.	1,800	54,350
	Locondo, Inc.	300	3,488
*	M&A Capital Partners Co. Ltd.	1,500	84,607
	Mabuchi Motor Co. Ltd.	5,000	172,391
	Macnica Fuji Electronics Holdings, Inc.	6,399	150,438
	Macromill, Inc.	5,600	39,466
	Maeda Kosen Co. Ltd.	1,900	55,110
	Maezawa Kasei Industries Co. Ltd.	2,100	23,760
	Maezawa Kyuso Industries Co. Ltd.	2,400	22,390
	Makino Milling Machine Co. Ltd.	2,800	100,739
*	Management Solutions Co. Ltd.	1,100	32,912
	Mandom Corp.	4,100	59,601
	Mani, Inc.	7,600	129,553
	MarkLines Co. Ltd.	1,500	42,482
	Mars Group Holdings Corp.	1,800	26,167
#	Marubun Corp.	1,900	13,355
	Marudai Food Co. Ltd.	2,600	38,677
	Maruha Nichiro Corp.	4,653	104,964
	Maruichi Steel Tube Ltd.	6,500	147,691
	MARUKA FURUSATO Corp.	2,632	46,463
	Marumae Co. Ltd.	1,200	23,324
	Marusan Securities Co. Ltd.	7,200	37,943
	Maruwa Co. Ltd.	1,000	112,087
#	Maruwa Unyu Kikan Co. Ltd.	3,100	43,414
	Maruzen CHI Holdings Co. Ltd.	400	1,314
	Maruzen Co. Ltd.	1,400	27,281
	Maruzen Showa Unyu Co. Ltd.	1,600	48,863
	Marvelous, Inc.	3,300	20,948
	Matching Service Japan Co. Ltd.	600	5,272
	Matsuda Sangyo Co. Ltd.	2,125	63,492
	Matsui Construction Co. Ltd.	3,400	22,153
	Matsui Securities Co. Ltd.	12,600	90,393
	Matsumotokiyoshi Holdings Co. Ltd.	3,004	133,209
	Matsuoka Corp.	700	8,406
	Max Co. Ltd.	4,000	63,705
	Maxell Holdings Ltd.	6,500	78,216
	Maxvalu Nishinihon Co. Ltd.	700	11,446
	Maxvalu Tokai Co. Ltd.	1,200	27,493
	MCJ Co. Ltd.	7,400	83,314
	Mebuki Financial Group, Inc.	62,700	128,379
	MEC Co. Ltd.	2,100	57,837
	Media Do Co. Ltd.	900	33,817
	Medical Data Vision Co. Ltd.	3,300	42,572
	Medical System Network Co. Ltd.	2,400	15,564
	Medikit Co. Ltd.	800	19,930
#*	MedPeer, Inc.	1,500	45,072

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Megachips Corp.	2,500	$79,044
	Megmilk Snow Brand Co. Ltd.	5,100	98,684
	Meidensha Corp.	4,600	96,827
	Meiji Electric Industries Co. Ltd.	1,400	16,468
	Meiko Electronics Co. Ltd.	2,400	66,602
	Meisei Industrial Co. Ltd.	5,000	29,796
	Meitec Corp.	2,300	138,339
	Meito Sangyo Co. Ltd.	1,200	18,347
	Meiwa Corp.	4,100	29,717
	Melco Holdings, Inc.	900	37,194
#	Members Co. Ltd.	1,500	45,625
	Menicon Co. Ltd.	3,600	135,159
#	MetaReal Corp.	700	6,918
	METAWATER Co. Ltd.	2,600	43,994
#	Michinoku Bank Ltd.	2,400	18,436
	Micronics Japan Co. Ltd.	3,600	47,665
#	Midac Holdings Co. Ltd.	600	28,529
	Mie Kotsu Group Holdings, Inc.	5,900	25,787
	Mikuni Corp.	2,700	7,464
	Milbon Co. Ltd.	2,900	173,635
	Mimaki Engineering Co. Ltd.	1,900	15,539
	Mimasu Semiconductor Industry Co. Ltd.	2,319	50,740
	Ministop Co. Ltd.	1,800	21,939
#	Minkabu The Infonoid, Inc.	1,200	35,985
	Mirai Industry Co. Ltd.	700	10,413
	Miraial Co. Ltd.	1,100	15,254
*	Mirainovate Co. Ltd.	4,400	8,769
	Mirait Holdings Corp.	9,600	184,634
	Miroku Jyoho Service Co. Ltd.	1,600	25,262
	Mitani Corp.	4,800	74,295
#	Mitani Sangyo Co. Ltd.	3,900	13,062
	Mitani Sekisan Co. Ltd.	1,200	76,145
#	Mito Securities Co. Ltd.	10,500	27,264
*	Mitsuba Corp.	5,000	27,957
	Mitsubishi Kakoki Kaisha Ltd.	1,000	20,617
	Mitsubishi Logisnext Co. Ltd.	4,000	36,785
	Mitsubishi Logistics Corp.	5,000	139,627
	Mitsubishi Materials Corp.	2,100	40,767
*	Mitsubishi Paper Mills Ltd.	6,500	20,520
	Mitsubishi Pencil Co. Ltd.	4,000	47,990
	Mitsubishi Research Institute, Inc.	1,100	41,085
	Mitsubishi Shokuhin Co. Ltd.	1,900	48,911
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	23,278
	Mitsuboshi Belting Ltd.	3,500	62,209
	Mitsui DM Sugar Holdings Co. Ltd.	3,100	55,087
*	Mitsui E&S Holdings Co. Ltd.	10,000	50,998
	Mitsui High-Tec, Inc.	1,700	131,310
#	Mitsui Matsushima Holdings Co. Ltd.	2,000	25,984
	Mitsui Mining & Smelting Co. Ltd.	6,900	197,997
	Mitsui-Soko Holdings Co. Ltd.	2,900	58,166
	Mitsuuroko Group Holdings Co. Ltd.	4,400	52,651
	Mixi, Inc.	4,400	100,823
	Miyaji Engineering Group, Inc.	900	21,129
	Miyazaki Bank Ltd.	2,000	36,047
	Miyoshi Oil & Fat Co. Ltd.	1,100	12,874
	Mizuho Leasing Co. Ltd.	2,900	89,600
	Mizuno Corp.	2,500	58,183
	Mochida Pharmaceutical Co. Ltd.	2,600	75,820
	Modec, Inc.	2,300	39,560

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Molitec Steel Co. Ltd.	3,900	$14,712
	Monex Group, Inc.	16,600	108,098
	Monogatari Corp.	1,200	74,753
	MORESCO Corp.	1,100	11,580
	Morinaga & Co. Ltd.	4,000	141,355
	Morinaga Milk Industry Co. Ltd.	1,400	82,047
	Moriroku Holdings Co. Ltd.	900	15,447
	Morita Holdings Corp.	3,900	49,069
	Morito Co. Ltd.	2,600	15,574
	Morningstar Japan KK	6,200	28,247
	Morozoff Ltd.	300	14,075
	Mortgage Service Japan Ltd.	1,200	11,188
	Mory Industries, Inc.	900	21,396
	MrMax Holdings Ltd.	4,600	24,021
#	MTG Co. Ltd.	800	10,799
	MTI Ltd.	4,500	28,822
	Mugen Estate Co. Ltd.	1,600	6,894
	m-up Holdings, Inc.	700	23,933
	Murakami Corp.	1,000	22,790
	Musashi Seimitsu Industry Co. Ltd.	5,800	109,162
	Musashino Bank Ltd.	4,100	64,402
	NAC Co. Ltd.	1,100	9,476
	Nachi-Fujikoshi Corp.	1,700	64,396
	Nafco Co. Ltd.	2,100	31,766
	Nagaileben Co. Ltd.	2,300	47,273
	Nagano Bank Ltd.	1,300	12,324
	Nagano Keiki Co. Ltd.	2,100	24,225
	Nagase & Co. Ltd.	12,600	213,265
	Nagatanien Holdings Co. Ltd.	1,600	29,297
	Nagawa Co. Ltd.	800	75,700
	Naigai Trans Line Ltd.	700	13,511
#	Nakabayashi Co. Ltd.	3,300	16,595
	Nakamoto Packs Co. Ltd.	700	10,700
	Nakamuraya Co. Ltd.	600	19,729
	Nakanishi, Inc.	5,600	129,893
	Nakano Refrigerators Co. Ltd.	200	10,729
	Nakayama Steel Works Ltd.	3,500	13,295
#*	Namura Shipbuilding Co. Ltd.	7,996	16,772
	Nankai Electric Railway Co. Ltd.	11,300	224,268
	Nanto Bank Ltd.	4,000	68,958
	Natori Co. Ltd.	1,400	23,777
	NEC Capital Solutions Ltd.	900	16,231
	NEC Networks & System Integration Corp.	3,100	49,880
	NET One Systems Co. Ltd.	500	16,397
	Neturen Co. Ltd.	3,800	20,306
	New Art Holdings Co. Ltd.	1,000	10,907
	New Japan Chemical Co. Ltd.	6,200	16,873
	Nextage Co. Ltd.	4,300	78,805
*	NexTone, Inc.	500	16,219
	NF Holdings Corp.	600	7,699
	NHK Spring Co. Ltd.	23,600	178,033
	Nice Corp.	600	9,992
#	Nichia Steel Works Ltd.	4,000	10,367
	Nichias Corp.	6,100	149,358
	Nichiban Co. Ltd.	1,500	24,394
	Nichicon Corp.	5,900	55,834
	Nichiden Corp.	1,800	36,216
	Nichiha Corp.	2,700	77,616
#	Nichi-iko Pharmaceutical Co. Ltd.	5,950	45,171

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichireki Co. Ltd.	3,400	$40,345
	Nichirin Co. Ltd.	1,430	22,904
	Nihon Chouzai Co. Ltd.	1,400	20,174
	Nihon Dengi Co. Ltd.	600	20,374
	Nihon Flush Co. Ltd.	3,200	30,365
#	Nihon House Holdings Co. Ltd.	5,600	18,810
	Nihon Kagaku Sangyo Co. Ltd.	1,900	22,733
	Nihon Nohyaku Co. Ltd.	6,100	28,676
	Nihon Parkerizing Co. Ltd.	9,800	97,778
	Nihon Plast Co. Ltd.	1,700	9,378
	Nihon Tokushu Toryo Co. Ltd.	1,400	12,296
	Nihon Trim Co. Ltd.	400	12,258
	Nihon Yamamura Glass Co. Ltd.	800	6,115
	Nikkiso Co. Ltd.	5,500	48,703
	Nikko Co. Ltd.	4,200	24,398
	Nikkon Holdings Co. Ltd.	7,400	144,576
	Nippn Corp.	5,200	74,509
	Nippon Air Conditioning Services Co. Ltd.	2,700	18,725
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	26,120
	Nippon Carbide Industries Co., Inc.	1,100	13,326
	Nippon Carbon Co. Ltd.	1,100	42,466
	Nippon Chemical Industrial Co. Ltd.	1,300	33,446
*	Nippon Chemi-Con Corp.	2,000	37,584
	Nippon Coke & Engineering Co. Ltd.	12,500	16,721
	Nippon Commercial Development Co. Ltd.	1,600	24,302
	Nippon Concept Corp.	700	10,747
	Nippon Concrete Industries Co. Ltd.	8,400	22,058
#	Nippon Denko Co. Ltd.	15,100	48,741
	Nippon Densetsu Kogyo Co. Ltd.	4,700	72,445
	Nippon Electric Glass Co. Ltd.	10,300	262,989
	Nippon Fine Chemical Co. Ltd.	1,900	35,749
	Nippon Gas Co. Ltd.	12,700	157,526
	Nippon Hume Corp.	3,300	21,521
	Nippon Kanzai Co. Ltd.	1,200	29,139
	Nippon Kayaku Co. Ltd.	13,300	140,077
#	Nippon Kodoshi Corp.	400	11,554
	Nippon Koei Co. Ltd.	1,700	51,632
	Nippon Light Metal Holdings Co. Ltd.	6,480	107,550
#	Nippon Paper Industries Co. Ltd.	11,900	121,979
	Nippon Parking Development Co. Ltd.	23,500	29,699
	Nippon Pillar Packing Co. Ltd.	2,900	70,788
	Nippon Piston Ring Co. Ltd.	700	8,175
	Nippon Rietec Co. Ltd.	1,500	20,882
	Nippon Road Co. Ltd.	700	50,636
	Nippon Seiki Co. Ltd.	5,800	58,352
	Nippon Seisen Co. Ltd.	500	20,605
	Nippon Sharyo Ltd.	1,200	22,139
*	Nippon Sheet Glass Co. Ltd.	12,000	67,063
	Nippon Shokubai Co. Ltd.	1,400	73,143
	Nippon Signal Co. Ltd.	7,000	60,532
	Nippon Soda Co. Ltd.	2,800	84,128
	Nippon Steel Trading Corp.	2,048	92,610
	Nippon Suisan Kaisha Ltd.	33,100	188,117
	Nippon Systemware Co. Ltd.	1,200	26,318
	Nippon Thompson Co. Ltd.	6,500	33,443
	Nippon Yakin Kogyo Co. Ltd.	1,660	40,107
	Nipro Corp.	16,300	165,635
	Nishikawa Rubber Co. Ltd.	1,900	28,908
#	Nishimatsu Construction Co. Ltd.	6,200	178,840

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nishimatsuya Chain Co. Ltd.	5,300	$67,624
	Nishimoto Co. Ltd.	700	26,144
	Nishi-Nippon Financial Holdings, Inc.	15,100	88,047
	Nishi-Nippon Railroad Co. Ltd.	6,400	157,653
	Nishio Rent All Co. Ltd.	2,100	51,929
	Nissan Shatai Co. Ltd.	7,700	54,613
	Nissei ASB Machine Co. Ltd.	1,000	32,643
	Nissei Corp.	400	3,674
	Nissei Plastic Industrial Co. Ltd.	1,400	13,372
	Nissha Co. Ltd.	4,900	80,272
	Nisshin Group Holdings Co. Ltd.	5,400	24,149
	Nisshin Oillio Group Ltd.	3,100	82,175
	Nisshinbo Holdings, Inc.	19,836	153,105
	Nissin Corp.	2,200	31,269
	Nissin Electric Co. Ltd.	6,100	75,598
	Nissin Sugar Co. Ltd.	2,100	31,379
	Nisso Corp.	2,300	14,580
	Nissui Pharmaceutical Co. Ltd.	1,400	11,952
	Nitta Corp.	2,600	59,605
	Nitta Gelatin, Inc.	2,000	10,914
	Nittetsu Mining Co. Ltd.	800	46,080
	Nitto Boseki Co. Ltd.	1,800	57,695
	Nitto Fuji Flour Milling Co. Ltd.	400	11,674
	Nitto Kogyo Corp.	3,700	55,054
	Nitto Kohki Co. Ltd.	1,300	21,600
	Nitto Seiko Co. Ltd.	6,200	35,690
	Nittoc Construction Co. Ltd.	3,500	21,550
	NJS Co. Ltd.	700	12,342
	Noda Corp.	800	6,151
	Noevir Holdings Co. Ltd.	1,900	92,938
	Nohmi Bosai Ltd.	2,800	51,358
	Nojima Corp.	3,600	78,952
	NOK Corp.	9,400	109,113
	Nomura Co. Ltd.	1,100	10,845
	Nomura Micro Science Co. Ltd.	700	30,072
	Noritake Co. Ltd.	1,400	61,214
	Noritsu Koki Co. Ltd.	2,700	56,153
	Noritz Corp.	3,900	62,573
	North Pacific Bank Ltd.	32,300	66,847
#	NPC, Inc.	1,500	9,173
	NS Tool Co. Ltd.	2,000	26,802
	NS United Kaiun Kaisha Ltd.	1,500	47,239
	NSD Co. Ltd.	6,960	132,619
*	NTN Corp.	51,500	111,679
*	OAK Capital Corp.	5,200	4,297
	Obara Group, Inc.	1,600	51,311
	Oenon Holdings, Inc.	5,000	16,583
	Ogaki Kyoritsu Bank Ltd.	5,300	88,076
	Ohara, Inc.	700	8,537
	Ohashi Technica, Inc.	1,700	21,796
#	Ohba Co. Ltd.	1,400	9,991
	Ohmoto Gumi Co. Ltd.	300	15,221
	Ohsho Food Service Corp.	1,200	63,015
	Oiles Corp.	2,973	44,173
*	Oisix ra daichi, Inc.	2,500	104,709
	Oita Bank Ltd.	1,600	25,479
	Okabe Co. Ltd.	4,000	24,024
	Okamoto Industries, Inc.	1,200	42,110
	Okamoto Machine Tool Works Ltd.	700	29,397

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okamura Corp.	6,700	$88,419
	Okasan Securities Group, Inc.	19,900	68,065
	Oki Electric Industry Co. Ltd.	12,300	101,034
	Okinawa Cellular Telephone Co.	1,500	67,584
	Okinawa Electric Power Co., Inc.	5,625	69,010
	Okinawa Financial Group, Inc.	2,860	62,872
	OKUMA Corp.	2,900	138,181
	Okumura Corp.	3,600	92,968
	Okura Industrial Co. Ltd.	1,400	25,887
	Okuwa Co. Ltd.	3,000	28,822
	Onoken Co. Ltd.	2,900	42,831
	Onward Holdings Co. Ltd.	18,500	54,715
	Optex Group Co. Ltd.	3,200	40,758
#*	Optim Corp.	1,200	18,868
	Optorun Co. Ltd.	2,800	56,758
#	Orchestra Holdings, Inc.	700	28,058
	Organo Corp.	800	50,822
	Orient Corp.	53,000	72,734
*	Oriental Shiraishi Corp.	18,400	43,433
	Origin Co. Ltd.	600	6,777
	Oro Co. Ltd.	700	23,170
	Osaka Organic Chemical Industry Ltd.	1,800	53,938
	Osaka Soda Co. Ltd.	2,000	50,826
	Osaka Steel Co. Ltd.	1,500	15,319
*	OSAKA Titanium Technologies Co. Ltd.	3,300	22,686
	Osaki Electric Co. Ltd.	6,000	29,580
	OSG Corp.	8,600	143,078
	OUG Holdings, Inc.	500	12,243
	Outsourcing, Inc.	12,300	235,955
	Oyo Corp.	2,700	41,375
	Ozu Corp.	600	10,122
	Pacific Industrial Co. Ltd.	6,100	62,132
	Pacific Metals Co. Ltd.	3,100	56,190
	Pack Corp.	1,400	37,194
	PAL GROUP Holdings Co. Ltd.	1,900	27,480
	Paramount Bed Holdings Co. Ltd.	4,000	74,636
*	Park24 Co. Ltd.	7,100	108,756
	Parker Corp.	2,400	10,732
	Pasona Group, Inc.	2,300	64,229
	PC Depot Corp.	5,160	20,784
	PCA Corp.	900	13,668
	Pegasus Sewing Machine Manufacturing Co. Ltd.	2,600	10,490
	Penta-Ocean Construction Co. Ltd.	29,100	200,526
	People Dreams & Technologies Group Co. Ltd.	900	15,502
	Pickles Corp.	2,400	37,834
	Pilot Corp.	2,500	91,685
	Piolax, Inc.	3,900	56,103
	Plenus Co. Ltd.	2,200	37,452
	Poletowin Pitcrew Holdings, Inc.	3,400	30,657
	Precision System Science Co. Ltd.	2,600	13,685
	Premium Group Co. Ltd.	1,600	43,776
*	Premium Water Holdings, Inc.	400	11,077
	Press Kogyo Co. Ltd.	9,000	26,224
#	Pressance Corp.	2,400	39,778
	Prestige International, Inc.	9,600	65,830
	Prima Meat Packers Ltd.	3,000	70,510
	Pronexus, Inc.	2,300	21,445
*	Prored Partners Co. Ltd.	700	8,089
	Pro-Ship, Inc.	900	12,915

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Proto Corp.	3,000	$37,053
	PS Mitsubishi Construction Co. Ltd.	3,600	20,901
	Punch Industry Co. Ltd.	2,600	13,280
*	QB Net Holdings Co. Ltd.	1,400	23,534
	Qol Holdings Co. Ltd.	2,600	38,623
	Quick Co. Ltd.	1,500	18,934
#	Raccoon Holdings, Inc.	1,700	23,791
	Raito Kogyo Co. Ltd.	4,700	83,576
	Raiznext Corp.	4,600	49,719
	Rasa Corp.	1,400	11,607
	Rasa Industries Ltd.	800	13,099
	Raysum Co. Ltd.	1,900	12,025
	Relia, Inc.	4,800	49,187
	Rengo Co. Ltd.	17,300	131,188
	Resorttrust, Inc.	10,200	180,756
	Restar Holdings Corp.	2,800	46,800
	Retail Partners Co. Ltd.	2,000	20,907
	Rheon Automatic Machinery Co. Ltd.	2,000	23,780
	Ricoh Leasing Co. Ltd.	1,900	60,239
	Ride On Express Holdings Co. Ltd.	1,200	14,993
*	Right On Co. Ltd.	1,500	9,430
	Riken Corp.	1,300	30,669
	Riken Keiki Co. Ltd.	2,000	55,496
	Riken Technos Corp.	5,600	26,914
	Riken Vitamin Co. Ltd.	2,200	36,125
	Rion Co. Ltd.	1,400	30,465
	Riso Kagaku Corp.	400	8,442
	Riso Kyoiku Co. Ltd.	15,100	63,080
#	Rock Field Co. Ltd.	2,100	31,000
	Rokko Butter Co. Ltd.	1,700	24,898
	Roland Corp.	1,500	61,673
	Roland DG Corp.	1,800	47,286
	Rorze Corp.	1,400	134,187
	RS Technologies Co. Ltd.	800	43,505
	Ryobi Ltd.	3,200	33,547
	Ryoden Corp.	2,300	36,400
	Ryosan Co. Ltd.	2,400	49,476
	Ryoyo Electro Corp.	500	10,412
	S Foods, Inc.	2,000	57,914
	S&B Foods, Inc.	600	23,356
	Sac’s Bar Holdings, Inc.	3,250	15,726
	Sagami Rubber Industries Co. Ltd.	1,000	9,247
	Saibu Gas Holdings Co. Ltd.	2,800	57,174
	Saizeriya Co. Ltd.	1,600	43,190
	Sakai Chemical Industry Co. Ltd.	1,400	26,090
	Sakai Heavy Industries Ltd.	600	13,217
	Sakai Moving Service Co. Ltd.	1,100	45,297
	Sakata INX Corp.	5,200	50,233
	Sakata Seed Corp.	1,600	48,272
	Sakura Internet, Inc.	1,700	8,771
	Sala Corp.	7,300	39,875
	SAMTY Co. Ltd.	3,600	80,055
	San Holdings, Inc.	2,200	28,840
	San ju San Financial Group, Inc.	2,700	33,075
	San-A Co. Ltd.	2,000	72,067
	San-Ai Oil Co. Ltd.	7,700	100,353
	Sanei Architecture Planning Co. Ltd.	1,300	20,315
	Sangetsu Corp.	5,600	77,059
	San-In Godo Bank Ltd.	18,100	88,580

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Sanix, Inc.	2,800	$8,314
	Sanken Electric Co. Ltd.	900	47,317
	Sanki Engineering Co. Ltd.	5,000	62,977
	Sanko Gosei Ltd.	2,900	10,462
	Sankyo Co. Ltd.	5,500	133,496
	Sankyo Frontier Co. Ltd.	600	28,835
	Sankyo Seiko Co. Ltd.	4,000	20,335
	Sankyo Tateyama, Inc.	2,800	18,269
	Sanoh Industrial Co. Ltd.	3,000	26,574
	Sansei Technologies, Inc.	1,200	8,491
	Sansha Electric Manufacturing Co. Ltd.	800	7,664
	Sanshin Electronics Co. Ltd.	2,000	28,713
	Santec Corp.	800	9,606
	Sanyo Chemical Industries Ltd.	1,600	79,224
	Sanyo Denki Co. Ltd.	1,000	57,450
	Sanyo Electric Railway Co. Ltd.	2,000	35,194
*	Sanyo Shokai Ltd.	2,500	19,845
	Sanyo Special Steel Co. Ltd.	3,000	49,473
	Sanyo Trading Co. Ltd.	2,600	24,952
	Sapporo Holdings Ltd.	7,300	158,389
	Sato Holdings Corp.	2,700	62,234
	Sato Shoji Corp.	2,600	27,279
#	Satori Electric Co. Ltd.	2,600	23,060
	Sawada Holdings Co. Ltd.	3,300	30,298
	Sawai Group Holdings Co. Ltd.	4,200	185,280
	Saxa Holdings, Inc.	400	5,047
	SB Technology Corp.	700	19,272
*	SBI Insurance Group Co. Ltd.	1,200	13,375
	SBS Holdings, Inc.	2,300	81,830
	Scala, Inc.	1,600	9,720
#	Scroll Corp.	4,700	35,672
#	SEC Carbon Ltd.	200	10,218
	Seed Co. Ltd.	1,500	8,140
	Seika Corp.	1,600	23,057
	Seikagaku Corp.	5,200	45,891
	Seikitokyu Kogyo Co. Ltd.	4,300	30,824
	Seiko Holdings Corp.	3,300	69,594
	Seiko PMC Corp.	800	5,471
	Seino Holdings Co. Ltd.	2,500	30,290
	Seiren Co. Ltd.	5,800	117,057
	Sekisui Jushi Corp.	3,700	68,930
	Sekisui Kasei Co. Ltd.	3,500	17,479
	Senko Group Holdings Co. Ltd.	12,400	110,294
#	Senshu Electric Co. Ltd.	1,200	50,156
	Senshu Ikeda Holdings, Inc.	29,200	41,024
	Senshukai Co. Ltd.	3,000	10,385
	Septeni Holdings Co. Ltd.	12,300	51,912
#	SERAKU Co. Ltd.	1,100	20,473
	Seven Bank Ltd.	47,700	100,835
	Shibaura Electronics Co. Ltd.	1,200	69,280
	Shibaura Machine Co. Ltd.	2,300	53,615
	Shibaura Mechatronics Corp.	400	25,757
	Shibusawa Warehouse Co. Ltd.	1,200	23,349
	Shibuya Corp.	2,000	52,838
*	Shidax Corp.	2,800	10,805
	Shiga Bank Ltd.	4,799	77,655
	Shikibo Ltd.	900	7,331
	Shikoku Bank Ltd.	5,400	35,545
	Shikoku Chemicals Corp.	4,600	56,530

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shikoku Electric Power Co., Inc.	17,600	$114,625
	Shima Seiki Manufacturing Ltd.	3,200	61,531
	Shimizu Bank Ltd.	2,400	32,493
	Shimojima Co. Ltd.	1,200	11,903
	Shin Nippon Air Technologies Co. Ltd.	1,200	25,822
	Shin Nippon Biomedical Laboratories Ltd.	3,200	40,568
	Shinagawa Refractories Co. Ltd.	1,200	41,038
*	Shindengen Electric Manufacturing Co. Ltd.	1,400	49,850
	Shin-Etsu Polymer Co. Ltd.	5,000	45,164
#	Shin-Keisei Electric Railway Co. Ltd.	900	16,286
	Shinko Shoji Co. Ltd.	5,200	41,793
	Shinmaywa Industries Ltd.	5,600	45,769
	Shinnihon Corp.	3,400	24,887
#	Shinnihonseiyaku Co. Ltd.	500	7,411
	Shinoken Group Co. Ltd.	3,900	38,543
	Shinsho Corp.	1,000	30,583
	Shinwa Co. Ltd.	1,500	29,151
	Shinwa Co. Ltd.	1,700	10,877
	Ship Healthcare Holdings, Inc.	6,500	170,731
	Shizuki Electric Co., Inc.	1,600	9,157
	Shizuoka Gas Co. Ltd.	7,800	82,277
	SHO-BOND Holdings Co. Ltd.	2,900	121,479
	Shoei Co. Ltd.	2,600	115,690
#	Shoei Foods Corp.	1,400	48,264
	Shofu, Inc.	1,000	20,726
	Showa Sangyo Co. Ltd.	2,000	49,754
	Sigma Koki Co. Ltd.	700	10,920
	SIGMAXYZ, Inc.	1,700	41,041
	Siix Corp.	3,600	39,881
#*	Silver Life Co. Ltd.	700	8,884
	Sinanen Holdings Co. Ltd.	1,300	39,905
	Sinfonia Technology Co. Ltd.	3,599	41,472
	Sinko Industries Ltd.	2,400	43,563
	Sintokogio Ltd.	5,338	35,081
	SK-Electronics Co. Ltd.	1,300	10,512
	SKY Perfect JSAT Holdings, Inc.	17,800	66,755
*	Smaregi, Inc.	600	19,127
	SMK Corp.	500	10,231
	Snow Peak, Inc.	1,600	84,440
	SNT Corp.	3,900	7,964
	Soda Nikka Co. Ltd.	3,100	17,420
	Sodick Co. Ltd.	5,800	44,711
	Soft99 Corp.	2,300	25,962
	Softcreate Holdings Corp.	900	31,246
	Software Service, Inc.	400	25,235
#	Soiken Holdings, Inc.	2,200	6,157
	Soken Chemical & Engineering Co. Ltd.	800	12,452
	Solasto Corp.	5,000	60,515
	Soliton Systems KK	1,500	18,743
	Sotetsu Holdings, Inc.	4,100	79,306
	Sotoh Co. Ltd.	600	4,335
	Space Co. Ltd.	880	7,304
	Space Value Holdings Co. Ltd.	4,700	33,393
#	Sparx Group Co. Ltd.	11,800	30,610
	SPK Corp.	1,000	12,384
	S-Pool, Inc.	6,800	76,040
	SRA Holdings	1,000	25,551
*	SRE Holdings Corp.	500	34,735
	ST Corp.	2,100	29,780

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	St. Marc Holdings Co. Ltd.	1,700	$22,857
	Star Mica Holdings Co. Ltd.	1,800	23,825
	Star Micronics Co. Ltd.	4,000	52,498
	Starts Corp., Inc.	3,200	76,898
	Starzen Co. Ltd.	2,000	37,692
	St-Care Holding Corp.	2,600	20,726
	Stella Chemifa Corp.	1,500	37,656
	Step Co. Ltd.	1,500	23,377
	Strike Co. Ltd.	900	33,964
	Studio Alice Co. Ltd.	1,100	20,810
	Subaru Enterprise Co. Ltd.	200	14,374
	Sugimoto & Co. Ltd.	1,500	31,636
	Sumida Corp.	2,400	27,746
	Suminoe Textile Co. Ltd.	900	14,016
	Sumitomo Bakelite Co. Ltd.	4,400	197,748
	Sumitomo Densetsu Co. Ltd.	2,200	42,230
	Sumitomo Mitsui Construction Co. Ltd.	18,992	80,595
	Sumitomo Osaka Cement Co. Ltd.	4,400	123,292
*	Sumitomo Precision Products Co. Ltd.	600	12,297
	Sumitomo Riko Co. Ltd.	5,000	32,572
	Sumitomo Seika Chemicals Co. Ltd.	900	25,633
	Sumitomo Warehouse Co. Ltd.	7,300	117,360
	Sun Frontier Fudousan Co. Ltd.	3,700	34,721
	Suncall Corp.	1,500	6,120
	Sun-Wa Technos Corp.	1,500	20,275
#*	SuRaLa Net Co. Ltd.	500	9,176
	Suruga Bank Ltd.	20,500	75,202
	Suzuden Corp.	900	12,788
	Suzuki Co. Ltd.	1,400	11,081
	SWCC Showa Holdings Co. Ltd.	2,800	54,558
#	System Information Co. Ltd.	1,800	14,876
	System Research Co. Ltd.	600	10,597
	Systena Corp.	6,900	127,510
	Syuppin Co. Ltd.	1,800	19,955
	T Hasegawa Co. Ltd.	3,600	87,914
	T RAD Co. Ltd.	1,100	30,878
	T&K Toka Co. Ltd.	2,300	16,344
	Tachibana Eletech Co. Ltd.	2,500	33,775
	Tachikawa Corp.	2,700	29,663
	Tachi-S Co. Ltd.	4,300	52,080
	Tadano Ltd.	10,300	112,477
	Taihei Dengyo Kaisha Ltd.	2,000	47,243
	Taiho Kogyo Co. Ltd.	1,900	13,372
	Taikisha Ltd.	2,500	71,401
	Taiko Bank Ltd.	1,100	12,894
#	Taiko Pharmaceutical Co. Ltd.	2,300	16,338
	Taisei Lamick Co. Ltd.	800	19,258
	Taiyo Holdings Co. Ltd.	3,600	96,244
	Takamatsu Construction Group Co. Ltd.	2,100	36,848
	Takamiya Co. Ltd.	1,700	6,690
	Takaoka Toko Co. Ltd.	1,200	15,545
	Takara & Co. Ltd.	700	10,941
	Takara Holdings, Inc.	5,700	77,966
	Takara Leben Co. Ltd.	14,600	39,787
	Takara Standard Co. Ltd.	4,200	55,837
	Takasago International Corp.	2,100	54,730
	Takasago Thermal Engineering Co. Ltd.	4,700	85,981
	Takashimaya Co. Ltd.	18,000	166,667
	Takasho Co. Ltd.	1,700	12,361

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Take & Give Needs Co. Ltd.	1,000	$10,951
	TAKEBISHI Corp.	1,400	18,400
	Takeuchi Manufacturing Co. Ltd.	4,400	112,967
	Takihyo Co. Ltd.	200	3,130
	Takisawa Machine Tool Co. Ltd.	1,100	10,814
	Takuma Co. Ltd.	6,500	85,029
	Tama Home Co. Ltd.	1,900	39,159
	Tamron Co. Ltd.	2,000	47,015
	Tamura Corp.	11,000	75,587
	Tanseisha Co. Ltd.	3,800	31,162
	Taoka Chemical Co. Ltd.	1,000	15,331
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	23,389
	Tayca Corp.	1,900	21,928
	Tazmo Co. Ltd.	700	10,306
	Tbk Co. Ltd.	2,800	10,044
	TBS Holdings, Inc.	3,200	50,616
	TDC Soft, Inc.	1,600	18,380
	TechMatrix Corp.	5,200	82,453
	Techno Horizon Co. Ltd.	1,400	15,631
	Techno Medica Co. Ltd.	700	9,708
	Techno Ryowa Ltd.	1,500	11,774
	Techno Smart Corp.	700	10,208
	Tecnos Japan, Inc.	2,900	15,496
	Teikoku Electric Manufacturing Co. Ltd.	3,100	39,417
	Teikoku Sen-I Co. Ltd.	2,900	52,270
	Teikoku Tsushin Kogyo Co. Ltd.	800	9,308
	Tekken Corp.	1,800	28,781
	Temairazu, Inc.	400	19,424
	Tenma Corp.	2,000	47,632
	Terilogy Co. Ltd.	1,600	5,635
	T-Gaia Corp.	2,100	37,418
	TKC Corp.	3,200	98,100
	Toa Corp.	2,600	18,617
#	Toa Corp.	2,400	52,670
	Toa Oil Co. Ltd.	1,200	29,769
	TOA ROAD Corp.	300	13,331
	Toagosei Co. Ltd.	11,500	128,525
	Tobishima Corp.	3,420	32,116
	TOC Co. Ltd.	6,100	34,198
	Tocalo Co. Ltd.	6,900	84,614
	Tochigi Bank Ltd.	19,000	29,522
	Toda Corp.	17,800	112,134
*	Toda Kogyo Corp.	200	5,727
	Toenec Corp.	1,400	41,201
	Toho Bank Ltd.	31,300	56,029
*	Toho Co. Ltd.	900	12,104
	Toho Holdings Co. Ltd.	6,800	110,092
	Toho Titanium Co. Ltd.	3,900	41,066
	Toho Zinc Co. Ltd.	1,700	46,468
	Tohoku Bank Ltd.	800	7,046
	Tohokushinsha Film Corp.	1,800	10,094
	Tokai Corp.	2,500	48,090
	TOKAI Holdings Corp.	9,000	68,340
	Tokai Rika Co. Ltd.	6,900	96,584
	Tokai Tokyo Financial Holdings, Inc.	25,100	87,014
	Token Corp.	880	71,756
	Tokushu Tokai Paper Co. Ltd.	919	35,833
	Tokuyama Corp.	7,500	128,433
*	Tokyo Base Co. Ltd.	2,400	14,891

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Electron Device Ltd.	1,200	$72,812
	Tokyo Energy & Systems, Inc.	4,100	39,789
	Tokyo Individualized Educational Institute, Inc.	1,200	7,582
	Tokyo Keiki, Inc.	1,800	15,871
	Tokyo Kiraboshi Financial Group, Inc.	3,924	50,758
	Tokyo Rakutenchi Co. Ltd.	500	17,842
*	Tokyo Rope Manufacturing Co. Ltd.	600	4,666
	Tokyo Sangyo Co. Ltd.	2,700	16,846
	Tokyo Seimitsu Co. Ltd.	4,000	162,864
	Tokyo Steel Manufacturing Co. Ltd.	10,100	112,390
	Tokyo Tekko Co. Ltd.	1,500	19,628
*	Tokyo Theatres Co., Inc.	600	6,607
	Tokyotokeiba Co. Ltd.	1,800	71,319
	Tokyu Construction Co. Ltd.	12,700	89,801
*	Tokyu Recreation Co. Ltd.	600	25,986
	Toli Corp.	6,000	12,230
	Tomato Bank Ltd.	900	8,264
	Tomen Devices Corp.	400	20,430
	Tomoe Corp.	3,500	14,058
#	Tomoe Engineering Co. Ltd.	1,000	20,007
	Tomoku Co. Ltd.	1,500	25,300
	TOMONY Holdings, Inc.	16,800	44,884
	Tomy Co. Ltd.	9,217	87,481
	Tonami Holdings Co. Ltd.	800	31,611
	Topcon Corp.	11,300	201,468
	Toppan Forms Co. Ltd.	6,100	58,644
	Topre Corp.	4,300	49,738
	Topy Industries Ltd.	3,800	39,844
	Torex Semiconductor Ltd.	1,100	25,484
	Toridoll Holdings Corp.	4,500	108,336
	Torigoe Co. Ltd.	2,500	16,818
	Torii Pharmaceutical Co. Ltd.	1,600	41,539
	Torishima Pump Manufacturing Co. Ltd.	2,000	15,457
	Tosei Corp.	4,200	40,374
	Toshiba TEC Corp.	2,800	110,240
	Tosho Co. Ltd.	200	3,429
	Totech Corp.	1,200	28,050
	Totetsu Kogyo Co. Ltd.	3,100	67,448
	Tottori Bank Ltd.	600	5,861
	Toukei Computer Co. Ltd.	500	20,684
	Tow Co. Ltd.	3,000	9,139
	Towa Bank Ltd.	7,700	34,176
	Towa Corp.	2,500	54,450
	Towa Pharmaceutical Co. Ltd.	3,000	77,126
	Toyo Construction Co. Ltd.	10,400	52,059
	Toyo Corp.	3,000	28,359
	Toyo Denki Seizo KK	1,000	9,438
*	Toyo Engineering Corp.	3,400	25,565
	Toyo Gosei Co. Ltd.	600	83,479
	Toyo Ink SC Holdings Co. Ltd.	4,600	81,011
	Toyo Kanetsu KK	1,200	26,498
	Toyo Machinery & Metal Co. Ltd.	2,600	12,303
	Toyo Securities Co. Ltd.	12,000	17,111
	Toyo Seikan Group Holdings Ltd.	6,900	81,931
	Toyo Tanso Co. Ltd.	1,900	51,652
	Toyo Tire Corp.	6,100	101,433
	Toyobo Co. Ltd.	9,900	118,873
	Toyoda Gosei Co. Ltd.	800	16,370
	TPR Co. Ltd.	3,300	42,051

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Trancom Co. Ltd.	800	$56,132
	Trans Genic, Inc.	2,100	10,076
	Transaction Co. Ltd.	2,400	24,277
	Transcosmos, Inc.	2,300	69,350
	TRE Holdings Corp.	2,356	37,043
	Tri Chemical Laboratories, Inc.	2,400	71,786
	Trusco Nakayama Corp.	4,600	111,228
	TS Tech Co. Ltd.	9,500	127,110
*	TSI Holdings Co. Ltd.	8,125	24,641
	Tsubaki Nakashima Co. Ltd.	4,600	64,414
	Tsubakimoto Chain Co.	3,500	103,416
	Tsubakimoto Kogyo Co. Ltd.	400	13,562
	Tsugami Corp.	5,000	68,741
*	Tsukada Global Holdings, Inc.	1,900	5,673
	Tsukishima Kikai Co. Ltd.	4,000	40,896
#	Tsukuba Bank Ltd.	5,500	8,244
	Tsumura & Co.	6,200	193,226
	Tsurumi Manufacturing Co. Ltd.	2,000	30,820
	Tsutsumi Jewelry Co. Ltd.	800	14,912
	TV Asahi Holdings Corp.	3,400	51,595
	Tv Tokyo Holdings Corp.	1,500	28,443
*	UACJ Corp.	3,503	81,199
	Ube Industries Ltd.	12,100	225,439
	Ubicom Holdings, Inc.	800	20,336
	Uchida Yoko Co. Ltd.	800	33,843
	ULS Group, Inc.	300	14,804
	Ulvac, Inc.	3,300	185,146
	Uniden Holdings Corp.	1,000	27,972
	Union Tool Co.	900	30,399
	Unipres Corp.	5,500	44,873
	United Super Markets Holdings, Inc.	6,300	57,505
	UNITED, Inc.	1,200	17,901
*	Unitika Ltd.	10,400	33,222
*	Universal Entertainment Corp.	3,100	73,640
	Usen-Next Holdings Co. Ltd.	1,000	29,438
	User Local, Inc.	600	9,647
	Ushio, Inc.	11,800	211,107
	UT Group Co. Ltd.	2,300	73,574
	Utoc Corp.	500	2,382
*	Uzabase, Inc.	1,900	34,046
	V Technology Co. Ltd.	1,500	56,566
	Valor Holdings Co. Ltd.	4,800	101,659
	Valqua Ltd.	2,400	48,434
	Value HR Co. Ltd.	700	11,318
	ValueCommerce Co. Ltd.	1,500	59,201
#	V-Cube, Inc.	1,000	15,121
	Vector, Inc.	3,300	37,444
	Vertex Corp.	600	15,971
	Vital KSK Holdings, Inc.	5,900	39,345
	VT Holdings Co. Ltd.	11,300	50,562
	Wacoal Holdings Corp.	5,300	106,139
	Wacom Co. Ltd.	14,700	95,095
	Wakachiku Construction Co. Ltd.	1,700	30,330
	Wakita & Co. Ltd.	5,900	53,383
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	49,065
	Watahan & Co. Ltd.	2,000	21,653
	WDB Holdings Co. Ltd.	1,100	34,672
	Weathernews, Inc.	700	51,085
	Welbe, Inc.	1,700	24,035

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wellnet Corp.	2,300	$10,109
	West Holdings Corp.	2,808	156,944
	Will Group, Inc.	1,500	16,948
	WIN-Partners Co. Ltd.	3,100	26,176
	Wood One Co. Ltd.	600	5,961
*	World Co. Ltd.	2,800	34,367
	World Holdings Co. Ltd.	1,000	24,979
	Wowow, Inc.	800	16,290
	Xebio Holdings Co. Ltd.	4,700	43,678
	Yahagi Construction Co. Ltd.	4,200	28,182
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	9,476
	YAKUODO Holdings Co. Ltd.	1,200	25,357
	YAMABIKO Corp.	3,960	43,155
	YAMADA Consulting Group Co. Ltd.	1,900	19,381
	Yamae Group Holdings Co. Ltd.	1,100	11,040
	Yamagata Bank Ltd.	3,600	25,680
	Yamaguchi Financial Group, Inc.	24,000	133,981
	Yamaichi Electronics Co. Ltd.	3,100	47,594
#	YA-MAN Ltd.	4,500	47,804
	Yamanashi Chuo Bank Ltd.	4,600	33,156
	Yamatane Corp.	1,000	13,753
	Yamato Corp.	1,400	9,642
	Yamato Kogyo Co. Ltd.	4,800	160,945
	Yamaura Corp.	1,300	10,587
	Yamazen Corp.	6,600	61,151
	Yaoko Co. Ltd.	1,800	107,142
	Yashima Denki Co. Ltd.	2,600	21,824
	Yasuda Logistics Corp.	2,000	17,024
	Yasunaga Corp.	900	9,316
	Yellow Hat Ltd.	3,600	58,654
	Yodogawa Steel Works Ltd.	2,400	52,441
	Yokogawa Bridge Holdings Corp.	3,300	66,516
	Yokohama Reito Co. Ltd.	6,700	51,233
	Yokowo Co. Ltd.	1,700	37,781
	Yomeishu Seizo Co. Ltd.	1,000	15,902
	Yondenko Corp.	840	12,512
	Yondoshi Holdings, Inc.	2,300	34,890
	Yorozu Corp.	2,000	20,889
*	Yoshimura Food Holdings KK	1,300	8,993
	Yotai Refractories Co. Ltd.	3,000	33,793
	Yuasa Trading Co. Ltd.	2,000	53,451
	Yukiguni Maitake Co. Ltd.	1,100	13,797
	Yurtec Corp.	6,100	35,732
	Yushin Precision Equipment Co. Ltd.	1,200	8,105
	Yushiro Chemical Industry Co. Ltd.	1,000	10,522
	Zenitaka Corp.	400	14,178
	Zenrin Co. Ltd.	3,800	35,037
	ZERIA Pharmaceutical Co. Ltd.	2,500	44,756
	Zuiko Corp.	2,800	21,612

TOTAL JAPAN			70,174,783

NETHERLANDS — (2.5%)
	Aalberts NV	12,054	667,172
*	Accell Group NV	2,830	116,675
*Ω	Alfen Beheer BV	1,279	144,077
#	AMG Advanced Metallurgical Group NV	3,379	99,664
*	Amsterdam Commodities NV	1,140	32,000
	APERAM SA	5,667	337,887
	Arcadis NV	8,994	438,373

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	ASR Nederland NV	16,785	$784,602
Ω	B&S Group Sarl	3,081	27,847
*Ω	Basic-Fit NV	4,376	212,480
	BE Semiconductor Industries NV	8,077	737,961
#*	Beter Bed Holding NV	1,921	11,649
	Boskalis Westminster	9,824	292,993
	Brunel International NV	2,547	34,997
	Corbion NV	6,962	330,573
Ω	Flow Traders	3,614	122,675
	ForFarmers NV	4,983	23,761
*	Fugro NV	8,795	74,542
*Ω	GrandVision NV	2,203	72,293
	Heijmans NV	3,069	42,723
*	Hunter Douglas NV	685	81,576
	IMCD NV	4,286	951,683
*Ω	Intertrust NV	9,538	144,217
	Kendrion NV	2,218	51,329
*	Koninklijke BAM Groep NV	41,412	120,196
	Koninklijke Vopak NV	4,953	197,119
#*Ω	Lucas Bols BV	553	6,470
	Nedap NV	608	42,529
*	OCI NV	7,331	207,823
	Ordina NV	11,134	46,410
#	PostNL NV	58,539	254,066
	SBM Offshore NV	17,963	283,605
	SIF Holding NV	540	8,804
Ω	Signify NV	13,843	670,782
*	Sligro Food Group NV	3,086	82,671
#	SNS NV	15,156	0
	TKH Group NV	5,037	286,943
*	TomTom NV	7,909	67,964
	Van Lanschot Kempen NV	3,295	91,371

TOTAL NETHERLANDS			8,200,502

NEW ZEALAND — (0.5%)
*	Air New Zealand Ltd.	36,627	43,866
	Arvida Group Ltd.	45,494	65,059
	Briscoe Group Ltd.	4,326	21,462
	Chorus Ltd.	39,819	181,838
	Delegat Group Ltd.	3,242	33,940
	Freightways Ltd.	12,407	115,199
#*	Gentrack Group Ltd.	4,745	6,563
	Hallenstein Glasson Holdings Ltd.	5,327	26,740
	Heartland Group Holdings Ltd.	52,237	87,921
#	Investore Property Ltd.	30,334	40,928
	Kathmandu Holdings Ltd.	57,266	65,229
*	New Zealand Refining Co. Ltd.	22,065	13,411
	NZME Ltd.	14,069	11,781
	NZX Ltd.	20,441	25,372
	Oceania Healthcare Ltd.	56,987	57,115
*	Pacific Edge Ltd.	48,944	51,584
	PGG Wrightson Ltd.	1,057	3,414
*	Pushpay Holdings Ltd.	50,577	68,967
*	Restaurant Brands New Zealand Ltd.	2,935	32,763
#*	Sanford Ltd.	8,585	31,091
	Scales Corp. Ltd.	8,503	32,661
*	Serko Ltd.	3,777	21,167
	Skellerup Holdings Ltd.	17,609	78,621
*	SKY Network Television Ltd.	14,456	19,653

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	SKYCITY Entertainment Group Ltd.	48,823	$111,957
	Steel & Tube Holdings Ltd.	31,557	26,945
	Summerset Group Holdings Ltd.	18,001	187,275
#*	Synlait Milk Ltd.	6,969	17,985
*	Tourism Holdings Ltd.	12,709	25,029
	TOWER Ltd.	39,659	18,049
#	Trustpower Ltd.	4,827	25,708
	Turners Automotive Group Ltd.	4,364	13,631
*	Vista Group International Ltd.	17,608	31,937
	Warehouse Group Ltd.	13,502	39,012
	Z Energy Ltd.	36,738	94,816

TOTAL NEW ZEALAND			1,728,689

NORWAY — (1.0%)
	ABG Sundal Collier Holding ASA	48,103	53,055
*	Akastor ASA	20,811	14,477
*	Aker Solutions ASA	33,242	94,333
	American Shipping Co. ASA	5,693	21,046
*	ArcticZymes Technologies ASA	3,138	33,004
	Atea ASA	7,139	133,399
#*	Atlantic Sapphire ASA	4,261	21,470
*	Axactor SE	25,001	24,075
*	B2Holding ASA	23,892	26,195
	Bank Norwegian ASA	14,091	174,757
	Belships ASA	7,600	12,735
	Bonheur ASA	2,524	99,776
	Borregaard ASA	7,202	174,889
	Bouvet ASA	5,240	41,986
*	BW Energy Ltd.	8,706	28,506
Ω	BW LPG Ltd.	11,386	60,852
	BW Offshore Ltd.	10,768	35,067
*Ω	Crayon Group Holding ASA	3,991	93,201
*	DNO ASA	50,656	73,865
Ω	Europris ASA	19,704	145,908
Ω	Fjordkraft Holding ASA	4,098	24,399
	FLEX LNG Ltd.	3,636	73,499
#	Frontline Ltd.	11,339	100,793
	Golden Ocean Group Ltd.	5,167	46,731
#*	Grieg Seafood ASA	5,477	60,907
	Hafnia Ltd.	5,750	12,257
*	Hexagon Composites ASA	13,175	53,068
*	IDEX Biometrics ASA	73,187	21,978
Ω	Kid ASA	3,128	41,888
	Kitron ASA	12,773	27,155
#*	Kongsberg Automotive ASA	96,264	34,402
	Medistim ASA	865	38,805
#*	MPC Container Ships AS	26,724	63,332
Ω	Multiconsult ASA	1,536	33,089
#*	Nordic Nanovector ASA	5,457	17,229
*Ω	Norske Skog ASA	7,737	31,811
	Norway Royal Salmon ASA	1,467	30,888
*	Norwegian Energy Co. ASA	2,856	55,421
#*	Odfjell Drilling Ltd.	9,723	24,567
*	Odfjell SE, Class A	1,000	3,742
	Olav Thon Eiendomsselskap ASA	703	15,465
*	Otello Corp. ASA	9,051	30,759
	Pareto Bank ASA	2,935	21,429
#*	PGS ASA	50,758	20,734
*	PhotoCure ASA	2,449	34,558

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Protector Forsikring ASA	8,297	$96,159
*	REC Silicon ASA	26,008	47,234
	Sandnes Sparebank	1,135	13,915
*	SATS ASA	6,868	17,414
Ω	Sbanken ASA	9,850	115,544
*	Self Storage Group ASA	3,243	11,058
	Selvaag Bolig ASA	5,226	32,165
	Sparebank 1 Oestlandet	1,282	21,123
	SpareBank 1 Sorost-Norge	5,489	37,697
	Sparebanken More	779	39,922
	TGS ASA	8,659	79,859
	Treasure ASA	1,741	3,099
*	Ultimovacs ASA	2,180	32,638
	Veidekke ASA	11,063	159,418
*	Vow ASA	3,860	10,534
*	Vow Green Metals AS	3,860	2,044
*	Wallenius Wilhelmsen ASA	7,933	36,341
	Wilh Wilhelmsen Holding ASA, Class A	1,434	31,742
#Ω	XXL ASA	10,608	17,574

TOTAL NORWAY			3,086,982

PORTUGAL — (0.3%)
	Altri SGPS SA	7,954	51,539
*	Banco Comercial Portugues SA, Class R	915,426	165,157
	Corticeira Amorim SGPS SA	5,127	71,389
	CTT-Correios de Portugal SA	16,912	92,940
*	Greenvolt-Energias Renovaveis SA	144	1,131
#*	Mota-Engil SGPS SA	12,914	20,159
	Navigator Co. SA	29,096	113,722
	NOS SGPS SA	28,772	112,252
	REN—Redes Energeticas Nacionais SGPS SA	53,025	161,539
	Sonae SGPS SA	133,282	146,715

TOTAL PORTUGAL			936,543

SINGAPORE — (1.1%)
	Accordia Golf Trust	65,600	0
	AEM Holdings Ltd.	23,200	72,254
#	Ascendas India Trust	113,900	117,675
*††	Best World International Ltd.	33,400	6,261
	Boustead Projects Ltd.	6,600	4,938
	Boustead Singapore Ltd.	40,300	30,513
	Bukit Sembawang Estates Ltd.	15,900	61,713
	China Aviation Oil Singapore Corp. Ltd.	27,800	20,636
	China Sunsine Chemical Holdings Ltd.	43,800	16,557
	Chip Eng Seng Corp. Ltd.	45,000	14,319
	Chuan Hup Holdings Ltd.	87,000	16,460
	ComfortDelGro Corp. Ltd.	193,400	224,148
*	COSCO Shipping International Singapore Co. Ltd.	175,500	35,804
*	Creative Technology Ltd.	2,650	4,174
	CSE Global Ltd.	40,000	15,275
	Del Monte Pacific Ltd.	39,100	11,281
	Delfi Ltd.	20,200	11,523
*††	Ezion Holdings Ltd.	243,320	1,462
#*††	Ezra Holdings Ltd.	229,921	351
	Far East Orchard Ltd.	11,239	9,271
	First Resources Ltd.	56,900	75,061
	Food Empire Holdings Ltd.	26,500	16,119
	Fraser & Neave Ltd.	24,800	26,669

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Frencken Group Ltd.	41,100	$69,763
	GK Goh Holdings Ltd.	17,813	14,921
	Golden Agri-Resources Ltd.	834,300	163,627
	GuocoLand Ltd.	41,300	52,087
*	Halcyon Agri Corp. Ltd.	25,666	5,041
	Haw Par Corp. Ltd.	12,200	114,012
	Ho Bee Land Ltd.	29,800	62,263
	Hong Fok Corp. Ltd.	54,120	31,671
	Hong Leong Asia Ltd.	16,000	9,997
	Hong Leong Finance Ltd.	41,500	74,147
	Hotel Grand Central Ltd.	44,475	34,665
	Hour Glass Ltd.	27,500	39,891
	Hutchison Port Holdings Trust	591,600	127,437
	Hwa Hong Corp. Ltd.	59,000	14,924
*††	Hyflux Ltd.	27,500	1,693
	iFAST Corp. Ltd.	11,400	73,322
*	Indofood Agri Resources Ltd.	28,000	6,856
	Japfa Ltd.	32,120	16,371
	k1 Ventures Ltd.	24,000	0
	Keppel Infrastructure Trust	389,481	153,178
*	Mandarin Oriental International Ltd.	29,400	68,318
	Metro Holdings Ltd.	51,300	29,111
	Micro-Mechanics Holdings Ltd.	5,200	12,761
*††	Midas Holdings Ltd.	114,000	3,043
*	mm2 Asia Ltd.	96,000	4,214
	NetLink NBN Trust	44,200	33,419
*	Oceanus Group Ltd.	837,300	24,895
	OUE Ltd.	48,400	49,580
	Oxley Holdings Ltd.	84,483	12,532
#*	Place Holdings Ltd.	95,400	7,712
	QAF Ltd.	16,600	10,790
*	Raffles Education Corp. Ltd.	63,960	3,673
	Raffles Medical Group Ltd.	106,287	108,109
	Riverstone Holdings Ltd.	40,800	26,053
	SBS Transit Ltd.	8,500	18,989
	Sembcorp Industries Ltd.	105,200	157,009
*	Sembcorp Marine Ltd.	2,056,555	120,552
	Sheng Siong Group Ltd.	66,800	70,441
*	SIA Engineering Co. Ltd.	34,000	54,754
	SIIC Environment Holdings Ltd.	58,600	9,816
	Sinarmas Land Ltd.	108,000	21,695
	Singapore Land Group Ltd.	16,800	33,672
	Singapore Post Ltd.	185,900	90,369
	Singapore Press Holdings Ltd.	169,700	250,429
	Stamford Land Corp. Ltd.	21,000	7,863
	StarHub Ltd.	68,000	62,562
	Straits Trading Co. Ltd.	7,100	19,157
*††	Swiber Holdings Ltd.	17,249	261
*	Thomson Medical Group Ltd.	346,900	21,880
	Tuan Sing Holdings Ltd.	47,850	17,453
	UMS Holdings Ltd.	63,562	62,487
	UOB-Kay Hian Holdings Ltd.	38,784	45,466
	Valuetronics Holdings Ltd.	29,800	12,824
	Vicom Ltd.	8,800	13,444
	Wing Tai Holdings Ltd.	58,870	84,716
	Yeo Hiap Seng Ltd.	2,538	1,621

TOTAL SINGAPORE			3,430,000

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (1.9%)
	Acerinox SA	18,888	$262,965
Ω	Aedas Homes SA	879	25,263
	Alantra Partners SA	1,872	34,820
	Almirall SA	6,316	93,922
*	Amper SA	155,515	34,769
	Applus Services SA	14,239	128,883
*	Atresmedia Corp. de Medios de Comunicacion SA	10,142	41,341
#	Audax Renovables SA	12,157	19,624
	Azkoyen SA	2,184	14,631
*	Banco de Sabadell SA	574,585	462,424
	Bankinter SA	71,436	393,327
	Cia de Distribucion Integral Logista Holdings SA	5,799	123,592
	CIE Automotive SA	7,242	197,126
*	Construcciones y Auxiliar de Ferrocarriles SA	2,580	113,655
	Ebro Foods SA	8,414	166,980
*	eDreams ODIGEO SA	10,043	88,221
	Elecnor SA	4,118	50,304
	Enagas SA	22,945	514,874
*	Ence Energia y Celulosa SA	19,579	50,389
*	Ercros SA	14,096	57,036
	Faes Farma SA	34,765	141,620
	Fluidra SA	4,554	173,931
	Fomento de Construcciones y Contratas SA	7,618	97,122
*Ω	Gestamp Automocion SA	10,077	45,055
Ω	Global Dominion Access SA	11,493	61,659
	Grupo Catalana Occidente SA	6,317	224,359
	Grupo Empresarial San Jose SA	2,273	11,296
#*	Grupo Ezentis SA	30,572	9,423
	Iberpapel Gestion SA	963	21,907
*	Indra Sistemas SA	14,501	175,380
	Laboratorio Reig Jofre SA	1,684	7,791
	Laboratorios Farmaceuticos Rovi SA	1,642	115,204
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	71,436	143,417
	Mapfre SA	88,832	188,083
*	Mediaset Espana Comunicacion SA	15,385	80,239
*	Melia Hotels International SA	16,151	119,221
Ω	Metrovacesa SA	3,023	26,504
	Miquel y Costas & Miquel SA	2,523	34,990
Ω	Neinor Homes SA	4,984	64,289
*	Obrascon Huarte Lain SA	24,285	19,771
*	Oryzon Genomics SA	3,260	11,525
	Pharma Mar SA	1,673	130,136
	Prim SA	846	14,127
*	Promotora de Informaciones SA, Class A	21,413	14,962
Ω	Prosegur Cash SA	19,814	13,609
	Prosegur Cia de Seguridad SA	24,644	69,933
*	Realia Business SA	40,885	34,761
	Sacyr SA	54,859	156,371
*	Solaria Energia y Medio Ambiente SA	7,492	149,931
*Ω	Talgo SA	9,996	55,312
*	Tecnicas Reunidas SA	3,329	30,106
*	Tubacex SA	17,770	35,389
Ω	Unicaja Banco SA	176,626	188,984
	Vidrala SA	2,046	216,494
	Viscofan SA	4,300	294,037
*	Vocento SA	10,365	12,304
	Zardoya Otis SA	10,285	82,699

TOTAL SPAIN			6,146,087

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (3.9%)
Ω	AcadeMedia AB	9,075	$65,088
	AddLife AB, Class B	5,846	238,832
	AddNode Group AB, Class B	4,034	167,171
	AddTech AB, Class B	2,438	54,543
Ω	Alimak Group AB	4,650	63,084
Ω	Ambea AB	3,502	24,317
*	Annehem Fastigheter AB, Class B	2,916	12,512
*	AQ Group AB	280	9,302
*	Arise AB	2,845	14,263
	Arjo AB, Class B	25,873	352,837
	Atrium Ljungberg AB, Class B	4,164	95,615
*Ω	Attendo AB	14,141	60,771
*	Balco Group AB	780	11,553
	Beijer Alma AB	4,864	122,063
*	Beijer Electronics Group AB	3,083	27,243
	Bergman & Beving AB	4,110	74,180
	Betsson AB, Class B	13,252	92,499
*	BHG Group AB	7,219	83,241
#	Bilia AB, Class A	9,387	166,915
	BioGaia AB, Class B	2,077	128,098
	Biotage AB	6,310	204,192
	Bonava AB, Class B	9,951	98,308
*Ω	Boozt AB	3,249	54,733
	Boule Diagnostics AB	1,861	11,332
Ω	Bravida Holding AB	19,839	298,405
	BTS Group AB, Class B	414	20,220
	Bufab AB	4,911	209,486
	Bulten AB	1,365	12,284
	Bure Equity AB	1,280	59,414
	Byggmax Group AB	8,034	68,877
*	Calliditas Therapeutics AB, ADR	237	3,858
	Catella AB	6,126	27,470
	Catena AB	2,748	167,429
#*	Catena Media PLC	4,528	30,167
*	Cavotec SA	3,590	9,503
	Cellavision AB	1,251	56,993
	Clas Ohlson AB, Class B	4,505	48,504
	Cloetta AB, Class B	30,791	97,810
*	Collector AB	6,076	29,930
	Concentric AB	4,906	144,391
Ω	Coor Service Management Holding AB	8,658	84,110
	Corem Property Group AB, Class B	66,343	220,200
	Dios Fastigheter AB	10,259	119,358
*	Doro AB	4,016	31,243
*	Duni AB	5,155	71,793
Ω	Dustin Group AB	8,938	109,322
	Eastnine AB	3,095	53,870
	Elanders AB, Class B	1,738	29,992
*	Electrolux Professional AB, Class B	20,693	159,875
#*Ω	Eltel AB	2,122	4,322
*	Enea AB	2,398	66,133
	Eolus Vind AB, Class B	1,951	35,837
	eWork Group AB	1,140	14,565
	Fagerhult AB	9,072	72,693
	Fastighets AB Trianon	881	23,915
	FastPartner AB, Class A	4,631	65,984
	FastPartner AB, Class D	144	1,350
	Fenix Outdoor International AG	523	76,996
	Ferronordic AB	734	25,105

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Fingerprint Cards AB, Class B	22,812	$54,596
	FormPipe Software AB	2,655	9,893
#	G5 Entertainment AB	858	47,061
	GARO AB	2,503	62,926
	GHP Specialty Care AB	3,192	9,556
	Granges AB	14,721	160,561
*Ω	Green Landscaping Group AB	965	9,480
*	Haldex AB	4,760	28,494
	Heba Fastighets AB, Class B	4,330	70,944
	Hexatronic Group AB	2,561	112,395
	HMS Networks AB	3,009	171,809
#*Ω	Hoist Finance AB	7,538	26,548
*	Humana AB	3,640	30,374
*	IAR Systems Group AB	394	4,453
	Instalco AB	5,244	278,765
*	International Petroleum Corp.	9,695	54,760
	Inwido AB	9,822	180,074
*	ITAB Shop Concept AB	1,515	2,436
	JM AB	7,100	287,668
*	John Mattson Fastighetsforetagen AB	1,705	34,978
	Kabe Group AB, Class B	409	10,526
	Karnov Group AB	3,889	24,988
*	K-fast Holding AB	1,207	11,065
	KNOW IT AB	3,143	126,524
#	Kungsleden AB	23,225	319,406
	Lagercrantz Group AB, Class B	24,990	334,620
Ω	LeoVegas AB	5,032	19,043
	Lime Technologies AB	773	31,250
	Lindab International AB	12,870	421,657
	Loomis AB, Class B	6,347	171,290
*	Maha Energy AB	6,730	10,182
*	Mekonomen AB	5,111	105,445
	Midsona AB, Class B	2,500	15,583
	MIPS AB	2,902	351,350
*	Modern Times Group MTG AB, Class B	8,522	97,720
	Momentum Group AB, Class B	3,336	85,706
Ω	Munters Group AB	4,091	30,274
	Mycronic AB	7,425	172,304
	NCAB Group AB	415	33,019
	NCC AB, Class B	6,927	120,020
	Nederman Holding AB	2,831	62,443
*	Nelly Group AB	912	3,162
*	Net Insight AB, Class B	41,507	15,622
*	New Wave Group AB, Class B	6,935	117,701
	Nobia AB	14,929	92,014
Ω	Nobina AB	12,314	117,950
	Nolato AB, Class B	24,891	329,094
	Nordic Waterproofing Holding AB	2,253	66,989
*	Note AB	1,939	40,844
	NP3 Fastigheter AB	4,739	168,333
	Nyfosa AB	21,554	363,797
	OEM International AB, Class B	4,440	99,878
*	Orexo AB	1,571	5,858
*	Pandox AB, Class B	8,004	141,050
	Peab AB, Class B	8,441	106,100
	Platzer Fastigheter Holding AB, Class B	6,591	107,408
#	Pricer AB, Class B	16,074	48,092
	Proact IT Group AB	2,325	23,446
	Probi AB	193	8,621

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Qliro AB	912	$2,864
	Ratos AB, Class B	27,304	157,195
*	RaySearch Laboratories AB	2,968	21,102
Ω	Resurs Holding AB	15,122	81,491
	Rottneros AB	8,130	9,472
*	SAS AB	73,420	12,779
	Scandi Standard AB	5,934	29,586
*Ω	Scandic Hotels Group AB	17,951	86,829
	Sectra AB, Class B	12,260	298,365
	Semcon AB	1,445	20,718
	Sintercast AB	685	11,991
*	SkiStar AB	4,670	97,417
*	Stendorren Fastigheter AB	1,287	37,663
	Systemair AB	10,888	105,092
	Tethys Oil AB	2,447	17,816
	TF Bank AB	509	12,267
	Troax Group AB	5,225	213,917
	VBG Group AB, Class B	1,749	33,791
	Vitec Software Group AB, Class B	1,477	87,173
	Volati AB	662	14,813
	Wihlborgs Fastigheter AB	11,404	270,369
	XANO Industri AB, Class B	337	13,646
*	XSpray Pharma AB	787	5,682

TOTAL SWEDEN			12,474,279

SWITZERLAND — (6.8%)
	Allreal Holding AG	1,811	383,019
	ALSO Holding AG	829	246,018
*	ams AG	27,150	537,524
*	APG SGA SA	152	34,352
	Arbonia AG	6,387	138,865
*	Aryzta AG	115,933	151,596
*	Ascom Holding AG	4,571	71,150
*	Autoneum Holding AG	308	48,213
	Bachem Holding AG, Class B	489	393,625
	Baloise Holding AG	1,535	244,618
	Banque Cantonale de Geneve	373	68,445
	Banque Cantonale Vaudoise	1,576	126,887
	Belimo Holding AG	1,100	639,524
	Bell Food Group AG	303	97,263
	Bellevue Group AG	1,225	54,999
	Berner Kantonalbank AG	606	139,355
	BKW AG	2,717	359,968
*	Bobst Group SA	1,229	100,082
	Bossard Holding AG, Class A	800	293,825
	Bucher Industries AG	839	423,436
	Burckhardt Compression Holding AG	305	128,460
	Burkhalter Holding AG	430	31,129
	Bystronic AG	187	257,122
	Calida Holding AG	895	47,430
	Carlo Gavazzi Holding AG	62	17,096
	Cembra Money Bank AG	3,606	240,717
	Cicor Technologies Ltd.	259	16,586
	Cie Financiere Tradition SA	288	35,052
	Clariant AG	22,472	473,092
	Coltene Holding AG	598	75,613
	Comet Holding AG	809	301,022
*	COSMO Pharmaceuticals NV	627	47,699
	Daetwyler Holding AG	104	40,460

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	DKSH Holding AG	4,514	$361,818
	dormakaba Holding AG	369	273,504
*	Dottikon Es Holding AG	120	44,068
*	Dufry AG	6,371	337,321
	EFG International AG	12,650	88,722
	Emmi AG	260	271,315
	Energiedienst Holding AG	1,617	81,856
#*	Evolva Holding SA	115,096	17,583
*	Feintool International Holding AG	183	10,797
*	Flughafen Zurich AG	2,360	426,185
	Forbo Holding AG	133	258,751
	Fundamenta Real Estate AG	1,928	41,583
Ω	Galenica AG	5,458	399,782
#*	GAM Holding AG	23,150	37,288
	Georg Fischer AG	522	789,813
	Gurit Holding AG	55	95,480
	Helvetia Holding AG	4,948	588,767
	Hiag Immobilien Holding AG	899	95,185
#*	HOCHDORF Holding AG	130	5,823
	Huber & Suhner AG	1,989	176,922
	Hypothekarbank Lenzburg AG	9	41,264
*	Implenia AG	2,143	43,708
*	Ina Invest Holding AG	498	10,042
	Inficon Holding AG	217	278,434
	Interroll Holding AG	78	378,417
	Intershop Holding AG	164	102,580
	Investis Holding SA	526	58,559
	IVF Hartmann Holding AG	61	9,503
*	Jungfraubahn Holding AG	629	98,731
	Kardex Holding AG	792	244,286
*	Komax Holding AG	474	120,818
	Kudelski SA	6,965	27,772
	Landis+Gyr Group AG	1,766	121,408
	LEM Holding SA	50	121,221
	Liechtensteinische Landesbank AG	1,746	103,083
	Luzerner Kantonalbank AG	403	186,248
*Ω	Medacta Group SA	559	93,593
*Ω	Medartis Holding AG	413	54,312
*Ω	Medmix AG	2,297	109,820
*	Meier Tobler Group AG	348	7,353
	Metall Zug AG	26	58,950
	Mobilezone Holding AG	5,469	73,594
	Mobimo Holding AG	858	289,160
	Novavest Real Estate AG	559	28,074
	OC Oerlikon Corp. AG	25,771	262,393
*	Orascom Development Holding AG	1,611	18,990
	Orior AG	755	77,540
	Peach Property Group AG	313	21,195
	Phoenix Mecano AG	95	46,229
	Plazza AG, Class A	145	52,737
	PSP Swiss Property AG	5,751	718,909
*	Rieter Holding AG	458	95,071
	Romande Energie Holding SA	63	93,543
	Schaffner Holding AG	70	21,737
	Schweiter Technologies AG	165	236,955
*Ω	Sensirion Holding AG	994	143,256
	SFS Group AG	1,990	268,042
	Siegfried Holding AG	496	477,074
	SIG Combibloc Group AG	4,892	127,939

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Softwareone Holding AG	7,577	$175,574
	St Galler Kantonalbank AG	413	190,350
	Sulzer AG	2,297	225,807
	Swiss Prime Site AG	6,820	693,364
*	Swiss Steel Holding AG	75,342	28,930
	Swissquote Group Holding SA	1,186	240,579
	Tecan Group AG	1,084	664,169
	Thurgauer Kantonalbank	118	13,607
*	TX Group AG	438	72,360
*	u-blox Holding AG	913	66,816
	Valiant Holding AG	1,998	197,766
*	Valora Holding AG	552	105,051
	Varia U.S. Properties AG	834	38,455
Ω	VAT Group AG	3,111	1,487,153
	Vaudoise Assurances Holding SA	181	91,205
	Vetropack Holding AG	1,500	92,327
	Vifor Pharma AG	2,931	378,468
*	Von Roll Holding AG	1,435	1,910
	Vontobel Holding AG	3,439	318,482
	VP Bank AG, Class A	427	48,081
	VZ Holding AG	1,520	154,307
*	V-ZUG Holding AG	260	36,583
	Walliser Kantonalbank	485	53,550
	Warteck Invest AG	28	73,717
	Ypsomed Holding AG	341	56,458
	Zehnder Group AG	1,375	148,004
	Zug Estates Holding AG, Class B	41	88,648
	Zuger Kantonalbank AG	19	136,199

TOTAL SWITZERLAND			21,867,265

UNITED KINGDOM — (13.3%)
	4imprint Group PLC	2,763	108,105
	888 Holdings PLC	43,852	229,631
	Advanced Medical Solutions Group PLC	16,682	74,398
	Afren PLC	57,931	0
	AG Barr PLC	11,359	77,036
Ω	Airtel Africa PLC	55,517	83,232
	AJ Bell PLC	18,145	101,704
Ω	Alfa Financial Software Holdings PLC	7,161	18,847
	Alliance Pharma PLC	46,887	65,915
	Anglo Pacific Group PLC	21,654	38,352
	Anglo-Eastern Plantations PLC	1,293	13,457
*	AO World PLC	21,772	43,656
	Appreciate Group PLC	13,054	4,716
	Aptitude Software Group PLC	490	4,245
*	Ascential PLC	33,323	184,006
	Ashmore Group PLC	37,560	173,540
*Ω	Aston Martin Lagonda Global Holdings PLC	2,096	48,925
	Avon Protection PLC	4,187	111,260
*	Babcock International Group PLC	63,196	275,989
Ω	Bakkavor Group PLC	18,363	31,657
	Balfour Beatty PLC	80,248	278,991
	Bank of Georgia Group PLC	4,639	96,270
*	Beazley PLC	67,496	359,005
	Begbies Traynor Group PLC	7,753	15,357
	Bellway PLC	12,152	551,383
*Ω	Biffa PLC	24,784	135,525
	Bloomsbury Publishing PLC	9,948	49,140
	Bodycote PLC	23,492	257,317

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Boohoo Group PLC	9,921	$24,676
	Breedon Group PLC	17,090	22,930
	Brewin Dolphin Holdings PLC	35,325	182,062
	Britvic PLC	30,772	373,564
	Burford Capital Ltd.	16,479	168,992
*	Bytes Technology Group PLC	19,298	141,196
*	C&C Group PLC	47,169	166,941
	Cairn Energy PLC	64,356	160,672
*	Capita PLC	181,666	117,912
*	Card Factory PLC	36,595	23,671
	CareTech Holdings PLC	7,585	64,640
	Carr’s Group PLC	9,024	18,095
	Castings PLC	4,744	23,363
	Centamin PLC	141,047	180,204
	Central Asia Metals PLC	14,356	48,119
*	CentralNic Group PLC	7,944	14,689
*	Centrica PLC	466,600	385,172
	Chemring Group PLC	36,102	143,953
	Chesnara PLC	18,041	71,181
*	Cineworld Group PLC	57,453	48,113
*	Circassia Group PLC	12,752	7,482
	Clarkson PLC	3,542	194,105
	Clinigen Group PLC	11,173	93,807
	Clipper Logistics PLC	6,617	64,972
	Close Brothers Group PLC	18,935	372,992
	CLS Holdings PLC	19,418	59,414
Ω	CMC Markets PLC	13,141	45,150
	Coats Group PLC	153,211	135,207
	Computacenter PLC	9,400	345,589
Ω	ContourGlobal PLC	14,284	38,879
*	Costain Group PLC	10,708	7,835
*Ω	Countryside Properties PLC	55,249	355,646
	Cranswick PLC	6,431	303,938
	Crest Nicholson Holdings PLC	31,067	151,632
	Currys PLC	128,311	213,350
*	CVS Group PLC	7,120	242,653
	Daily Mail & General Trust PLC, Class A	18,431	261,602
*	De La Rue PLC	19,364	44,412
	Devro PLC	18,673	55,066
*	DFS Furniture PLC	28,727	107,237
*	Dialight PLC	1,573	7,465
*	Dignity PLC	5,679	55,030
	Diploma PLC	11,360	466,863
	DiscoverIE Group PLC	10,127	145,060
	Diversified Energy Co. PLC	30,229	47,753
	Domino’s Pizza Group PLC	53,047	281,015
	dotdigital group PLC	28,305	93,149
	Drax Group PLC	61,101	444,377
	Dunelm Group PLC	12,393	217,291
Ω	DWF Group PLC	14,090	21,830
	EKF Diagnostics Holdings PLC	40,219	44,339
	Electrocomponents PLC	21,976	338,114
*	Elementis PLC	75,875	144,648
	EMIS Group PLC	5,893	108,820
*	Energean PLC	4,404	54,116
*	EnQuest PLC	147,138	48,389
*Ω	Equiniti Group PLC	28,616	69,870
*	Ergomed PLC	1,749	34,395
*	Esken Ltd.	47,880	8,839

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Essentra PLC	35,380	$140,911
	Euromoney Institutional Investor PLC	12,570	179,789
*	FD Technologies PLC	772	22,044
	FDM Group Holdings PLC	9,533	156,635
	Ferrexpo PLC	46,878	199,977
	Fevertree Drinks PLC	11,727	364,907
*	Firstgroup PLC	183,986	252,958
Ω	Forterra PLC	19,451	68,956
	Foxtons Group PLC	34,139	21,985
*	Frasers Group PLC	26,418	232,864
*	Frontier Developments PLC	1,567	52,797
*	Fuller Smith & Turner PLC, Class A	4,390	40,785
*Ω	Funding Circle Holdings PLC	18,764	40,268
	Future PLC	7,862	379,304
	Galliford Try Holdings PLC	19,567	53,670
	Games Workshop Group PLC	3,069	405,359
	Gamma Communications PLC	5,084	125,690
	GB Group PLC	5,261	63,958
	Gem Diamonds Ltd.	14,716	10,876
	Genel Energy PLC	14,140	29,181
	Genuit Group PLC	24,923	226,142
	Genus PLC	1,181	89,557
*	Georgia Capital PLC	3,318	27,428
*	Go-Ahead Group PLC	8,934	96,220
	Gooch & Housego PLC	1,092	17,956
	Grafton Group PLC	29,308	538,315
	Grainger PLC	84,328	354,670
*	Greencore Group PLC	70,626	124,875
	Greggs PLC	12,425	519,327
	Gulf Keystone Petroleum Ltd.	29,820	81,000
*Ω	Gym Group PLC	16,204	57,282
	H&T Group PLC	2,944	10,996
	Halfords Group PLC	23,225	84,636
*	Harbour Energy PLC	4,381	20,970
	Hargreaves Services PLC	1,423	8,181
	Harworth Group PLC	5,108	11,845
	Hays PLC	191,986	435,088
	Headlam Group PLC	13,204	82,138
	Helical PLC	15,637	98,560
*	Helios Towers PLC	47,591	100,600
	Henry Boot PLC	13,323	51,134
	Hill & Smith Holdings PLC	9,624	241,529
	Hilton Food Group PLC	7,490	119,793
	Hiscox Ltd.	26,017	296,009
	Hochschild Mining PLC	37,929	73,941
*	Hollywood Bowl Group PLC	14,164	46,087
*Ω	Hostelworld Group PLC	3,800	3,746
	Hunting PLC	21,793	50,436
*	Hyve Group PLC	30,769	45,779
Ω	Ibstock PLC	53,200	145,299
	IDOX PLC	36,392	35,685
	IG Group Holdings PLC	41,460	449,869
	IMI PLC	29,502	658,835
	Impax Asset Management Group PLC	6,941	104,211
	Inchcape PLC	49,706	561,011
*	Indivior PLC	73,610	245,675
	IntegraFin Holdings PLC	19,257	150,636
	International Personal Finance PLC	23,747	41,360
	Interserve PLC	22,564	0

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Investec PLC	63,265	$286,525
	iomart Group PLC	10,345	20,721
	IP Group PLC	105,804	174,610
*	IQE PLC	32,337	20,755
*	IWG PLC	82,435	349,638
*	J D Wetherspoon PLC	10,655	149,543
*	James Fisher & Sons PLC	6,723	37,735
	James Halstead PLC	7,833	59,529
*	JET2 PLC	10,440	173,765
*	John Menzies PLC	11,780	48,018
*	John Wood Group PLC	72,360	211,005
*	Johnson Service Group PLC	38,885	70,766
*	Joules Group PLC	3,963	10,859
Ω	JTC PLC	8,689	92,102
	Jupiter Fund Management PLC	55,656	190,625
*	Just Group PLC	109,347	136,816
	Kainos Group PLC	7,333	198,706
	Keller Group PLC	9,571	120,524
	Keywords Studios PLC	3,444	133,153
*	Kier Group PLC	58,589	85,413
*	Kin & Carta PLC	23,381	85,457
*	Lamprell PLC	23,029	12,942
	Lancashire Holdings Ltd.	27,531	190,023
	Learning Technologies Group PLC	29,318	78,617
	Liontrust Asset Management PLC	5,787	172,520
*	Lookers PLC	40,298	35,210
	LSL Property Services PLC	11,392	68,714
Ω	Luceco PLC	8,203	42,609
*	M&C Saatchi PLC	3,423	7,602
	Macfarlane Group PLC	6,000	10,744
	Man Group PLC	179,299	569,492
*	Marks & Spencer Group PLC	153,696	386,353
	Marshalls PLC	26,672	258,340
*	Marston’s PLC	82,294	89,435
*	McBride PLC	30,429	29,094
	Mears Group PLC	19,018	51,572
*	Mediclinic International PLC	46,009	210,506
*	Meggitt PLC	52,696	541,020
*	Metro Bank PLC	9,245	13,416
	Micro Focus International PLC	23,984	117,533
	Midwich Group PLC	3,279	29,802
*	Mitchells & Butlers PLC	42,567	147,636
*	Mitie Group PLC	185,228	166,444
	MJ Gleeson PLC	5,541	57,884
	Moneysupermarket.com Group PLC	53,903	156,493
	Morgan Advanced Materials PLC	36,877	174,334
	Morgan Sindall Group PLC	4,246	131,547
	Morses Club PLC	4,600	3,872
	Mortgage Advice Bureau Holdings Ltd.	3,166	57,771
*	Motorpoint group PLC	7,418	36,372
	MP Evans Group PLC	1,742	20,649
*	N Brown Group PLC	29,795	17,659
*	National Express Group PLC	70,707	221,259
	NCC Group PLC	31,420	106,817
	Next Fifteen Communications Group PLC	7,435	125,297
	Nichols PLC	707	11,329
	Ninety One PLC	40,746	144,673
	Norcros PLC	7,961	36,231
	Numis Corp. PLC	6,616	30,449

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	On the Beach Group PLC	11,039	$45,054
	OSB Group PLC	30,231	208,534
*	Oxford Biomedica PLC	2,664	55,256
	Oxford Instruments PLC	6,220	195,703
	Pagegroup PLC	38,665	350,837
	Pan African Resources PLC	263,769	62,448
	Paragon Banking Group PLC	34,167	256,135
	PayPoint PLC	7,784	73,451
*	Pendragon PLC	178,766	44,969
	Pennon Group PLC	25,082	400,072
#*	Petrofac Ltd.	28,206	49,956
	Petrofac Ltd.	7,052	1,399
#*	Petropavlovsk PLC	404,614	131,102
	Pets at Home Group PLC	69,968	461,714
*	Pharos Energy PLC	20,801	5,697
*	Photo-Me International PLC	40,883	36,956
*	Playtech PLC	34,619	329,361
	Plus500 Ltd.	9,377	168,815
	Polar Capital Holdings PLC	8,674	98,562
	Porvair PLC	3,538	33,345
*	PPHE Hotel Group Ltd.	814	15,528
	Premier Foods PLC	78,429	117,717
*	Provident Financial PLC	31,268	157,965
*	PureTech Health PLC	20,868	100,599
*	Purplebricks Group PLC	17,328	12,494
	PZ Cussons PLC	27,657	81,252
	QinetiQ Group PLC	71,703	264,580
Ω	Quilter PLC	194,148	413,366
*	Rank Group PLC	24,101	54,162
	Rathbone Brothers PLC	6,710	180,408
*	Raven Property Group Ltd.	45,894	22,174
	Reach PLC	50,217	217,784
	Record PLC	11,865	13,491
	Redcentric PLC	6,137	10,521
	Redde Northgate PLC	24,708	134,415
	Redrow PLC	33,289	293,101
	Renew Holdings PLC	6,323	65,948
*	Renewi PLC	9,334	90,248
	Renishaw PLC	1,337	91,997
*	Restaurant Group PLC	68,039	82,064
	Rhi Magnesita NV	1,651	76,814
	RHI Magnesita NV	2,503	115,026
	Ricardo PLC	5,446	31,344
	RM PLC	8,839	25,174
	Robert Walters PLC	5,699	66,324
	Rotork PLC	112,248	542,619
	Royal Mail PLC	75,790	436,916
	RPS Group PLC	39,439	68,090
	RWS Holdings PLC	16,169	137,329
	S&U PLC	354	14,044
Ω	Sabre Insurance Group PLC	20,051	53,709
*	Saga PLC	10,855	46,195
	Sanne Group PLC	9,972	123,284
	Savills PLC	18,153	353,059
	ScS Group PLC	313	1,098
*	Senior PLC	81,040	177,932
	Serco Group PLC	41,049	70,909
	Serica Energy PLC	11,654	32,836
	Severfield PLC	28,520	27,961

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	SIG PLC	138,693	$98,504
	Sirius Real Estate Ltd.	94,765	175,050
	Smart Metering Systems PLC	9,916	110,577
	Smiths News PLC	19,640	10,219
	Softcat PLC	14,043	373,227
*	SolGold PLC	38,339	14,533
	Spectris PLC	3,249	167,168
	Speedy Hire PLC	40,705	35,478
*Ω	Spire Healthcare Group PLC	44,227	142,629
	Spirent Communications PLC	77,650	304,901
*	Sportech PLC	5,705	2,960
*	SSP Group PLC	79,011	278,363
*	Stagecoach Group PLC	35,849	39,102
	SThree PLC	13,227	106,598
	Stock Spirits Group PLC	24,762	126,907
	Stolt-Nielsen Ltd.	2,682	41,366
	Strix Group PLC	17,224	68,745
*	Studio Retail Group PLC	5,420	19,153
	STV Group PLC	2,980	14,077
*	Superdry PLC	8,233	32,615
	Synthomer PLC	42,209	292,531
	Tate & Lyle PLC	50,269	445,422
*	Ted Baker PLC	12,733	23,508
	Telecom Plus PLC	7,802	133,242
Ω	TI Fluid Systems PLC, Class B	7,253	26,280
*	Topps Tiles PLC	21,096	18,113
#*	TORM PLC, Class A	4,930	40,231
	TP ICAP Group PLC	95,925	203,709
	Travis Perkins PLC	24,159	510,733
	Treatt PLC	4,748	71,899
	Trellus Health Ltd.	1,748	0
*	Tremor International Ltd.	6,705	62,412
#*	Tremor International Ltd., ADR	2,139	40,534
	Tribal Group PLC	5,915	7,844
	Trifast PLC	13,605	25,076
	TT Electronics PLC	20,485	71,407
*	Tullow Oil PLC	184,058	115,587
	Tyman PLC	12,921	65,976
*	U & I Group PLC	21,649	25,495
	Ultra Electronics Holdings PLC	9,461	419,232
*	Vertu Motors PLC	37,928	31,833
	Vesuvius PLC	27,996	180,511
	Victrex PLC	10,684	334,094
*	Virgin Money UK PLC	119,665	332,467
	Vistry Group PLC	24,984	418,375
	Vitec Group PLC	4,692	92,197
Ω	Vivo Energy PLC	33,222	48,052
	Volex PLC	13,025	80,076
	Volution Group PLC	17,166	115,769
	Vp PLC	3,850	52,985
*Ω	Watches of Switzerland Group PLC	14,317	222,310
	Watkin Jones PLC	21,910	72,280
*	WH Smith PLC	5,148	110,200
	Wickes Group PLC	30,483	89,706
	Wilmington PLC	6,879	22,570
	Wincanton PLC	14,194	73,693
*	Xaar PLC	10,372	24,476
	XP Power Ltd.	2,076	149,088
*	Young & Co’s Brewery PLC	1	12

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
*	Young & Co’s Brewery PLC, Class A	2,355	$47,872
	Zotefoams PLC	3,070	15,167

	TOTAL UNITED KINGDOM		43,017,374

	UNITED STATES — (0.0%)
*	Arko Corp.	4,209	40,227
*Ω	Frontage Holdings Corp.	42,000	24,434
	Ovintiv, Inc.	946	35,490

	TOTAL UNITED STATES		100,151

	TOTAL COMMON STOCKS		308,261,245

	PREFERRED STOCKS — (0.4%)
	GERMANY — (0.4%)
	Biotest AG	2,447	118,394
	Draegerwerk AG & Co. KGaA	1,189	93,680
	FUCHS PETROLUB SE	6,813	326,757
	Jungheinrich AG	6,075	308,079
	Sixt SE	1,905	188,746
	STO SE & Co. KGaA	368	82,829
	Villeroy & Boch AG	1,074	29,763

	TOTAL GERMANY		1,148,248

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	7,475	0
*	Porr AG Rights 11/03/21	1,717	280

	TOTAL AUSTRIA		280

	CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	390	2,924
*	Treasury Metals, Inc. Warrants 08/07/23	459	93

	TOTAL CANADA		3,017

	GERMANY — (0.0%)
*	Borussia Dortmund GmbH & Co. KGaA Rights Exp 10/04/21	3	0

	HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	1,971	20

	ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	1,925	0

	NEW ZEALAND — (0.0%)
*	Arvida Group Ltd. Rights 11/08/21	6,924	744

	SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	61,932	0

	SPAIN — (0.0%)
*	Miquel y Costas & Miquel SA Rights 11/01/21	2,523	12,706

	TOTAL RIGHTS/WARRANTS		16,767

	TOTAL INVESTMENT SECURITIES (Cost $258,994,499)		309,426,260

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	1,179,230	$13,643,688

TOTAL INVESTMENTS — (100.0%) (Cost $272,636,859)		$323,069,948

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$20,864,888	$23	$20,864,911
Austria	—	4,229,378	—	4,229,378
Belgium	$48,330	4,827,195	—	4,875,525
Canada	32,345,971	153,097	—	32,499,068
China	—	14,156	—	14,156
Denmark	—	6,882,828	—	6,882,828
Finland	—	7,495,430	—	7,495,430
France	—	14,741,722	701	14,742,423
Germany	287,150	20,880,427	—	21,167,577
Hong Kong	—	7,049,678	14,149	7,063,827
Ireland	—	1,405,023	—	1,405,023
Israel	154,609	5,184,873	—	5,339,482
Italy	—	10,518,962	—	10,518,962
Japan	269,399	69,905,384	—	70,174,783
Netherlands	—	8,200,502	—	8,200,502
New Zealand	—	1,728,689	—	1,728,689
Norway	—	3,086,982	—	3,086,982
Portugal	—	936,543	—	936,543
Singapore	—	3,416,929	13,071	3,430,000
Spain	—	6,146,087	—	6,146,087
Sweden	58,618	12,415,661	—	12,474,279
Switzerland	109,820	21,757,445	—	21,867,265
United Kingdom	40,534	42,976,840	—	43,017,374
United States	35,490	64,661	—	100,151
Preferred Stocks
Germany	—	1,148,248	—	1,148,248
Rights/Warrants
Austria	—	280	—	280
Canada	—	3,017	—	3,017
Hong Kong	—	20	—	20
New Zealand	—	744	—	744
Spain	—	12,706	—	12,706
Securities Lending Collateral	—	13,643,688	—	13,643,688

TOTAL	$33,349,921	$289,692,083	$27,944^	$323,069,948

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (1.7%)
*	Altice USA, Inc., Class A	39,600	$645,480
	Cable One, Inc.	1,061	1,815,594
*	Charter Communications, Inc., Class A	26,500	17,884,585
*	Facebook, Inc., Class A	22,669	7,335,008
*	Live Nation Entertainment, Inc.	453	45,821
*	Netflix, Inc.	30,063	20,752,789
	Verizon Communications, Inc.	6,827	361,763

TOTAL COMMUNICATION SERVICES			48,841,040

CONSUMER DISCRETIONARY — (19.6%)
*	Amazon.com, Inc.	42,040	141,776,957
*	Aptiv PLC	12,024	2,078,829
	Best Buy Co., Inc.	20,757	2,537,336
*	Booking Holdings, Inc.	939	2,273,112
*	Bright Horizons Family Solutions, Inc.	187	31,042
*	Burlington Stores, Inc.	28,440	7,857,688
	Darden Restaurants, Inc.	16,299	2,349,338
	Dollar General Corp.	28,329	6,275,440
	eBay, Inc.	276,696	21,228,117
*	Etsy, Inc.	25,467	6,384,322
*	Hilton Worldwide Holdings, Inc.	46,233	6,655,240
	Home Depot, Inc.	322,959	120,056,779
*	Las Vegas Sands Corp.	5,815	225,680
	Leggett & Platt, Inc.	643	30,124
	Lowe’s Cos., Inc.	212,743	49,743,568
*	Lululemon Athletica, Inc.	16,356	7,622,060
*	Marriott International, Inc., Class A	76,267	12,204,245
	McDonald’s Corp.	15,927	3,910,875
	NIKE, Inc., Class B	210,730	35,253,022
*	NVR, Inc.	500	2,447,400
*	O’Reilly Automotive, Inc.	29,564	18,398,268
	Pool Corp.	16,700	8,603,172
	Ross Stores, Inc.	125,483	14,204,676
	Service Corp. International	49,212	3,370,530
	Starbucks Corp.	343,683	36,454,456
	Target Corp.	117,211	30,430,320
	TJX Cos., Inc.	175,314	11,481,314
	Tractor Supply Co.	61,121	13,273,648
	Travel & Leisure Co.	2,115	114,929
*	Ulta Beauty, Inc.	12,151	4,463,791
	VF Corp.	25,060	1,826,373
	Yum! Brands, Inc.	12,200	1,524,268

TOTAL CONSUMER DISCRETIONARY			575,086,919

CONSUMER STAPLES — (9.5%)
	Altria Group, Inc.	791,782	34,925,504
	Brown-Forman Corp., Class A	15,971	1,022,623
	Brown-Forman Corp., Class B	95,023	6,451,111
#	Campbell Soup Co.	9,552	381,602
	Church & Dwight Co., Inc.	18,481	1,614,500
	Clorox Co.	71,957	11,729,711
	Coca-Cola Co.	979,791	55,230,819
	Colgate-Palmolive Co.	82,217	6,264,113
	Costco Wholesale Corp.	91,101	44,779,786

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc., Class A	29,099	$9,437,679
*	Herbalife Nutrition Ltd.	68,088	3,159,283
	Hershey Co.	57,200	10,030,020
	Kellogg Co.	10,314	632,248
	Kimberly-Clark Corp.	114,747	14,858,589
	Lamb Weston Holdings, Inc.	67,768	3,825,504
*	Monster Beverage Corp.	31,179	2,650,215
	PepsiCo, Inc.	366,261	59,187,778
	Procter & Gamble Co.	26,789	3,830,559
	Sysco Corp.	124,520	9,575,588

TOTAL CONSUMER STAPLES			279,587,232

ENERGY — (0.2%)
*	Cheniere Energy, Inc.	60,161	6,220,647

FINANCIALS — (4.0%)
	American Express Co.	1,089	189,247
	Aon PLC, Class A	60,490	19,351,961
#*	Credit Acceptance Corp.	1,916	1,146,170
	Erie Indemnity Co., Class A	6,153	1,266,349
	FactSet Research Systems, Inc.	14,855	6,593,986
	LPL Financial Holdings, Inc.	18,799	3,083,412
	MarketAxess Holdings, Inc.	7,981	3,261,595
	Marsh & McLennan Cos., Inc.	34,220	5,707,896
	Moody’s Corp.	40,194	16,244,405
	MSCI, Inc., Class A	40,997	27,258,085
	S&P Global, Inc.	69,555	32,980,199

TOTAL FINANCIALS			117,083,305

HEALTH CARE — (12.0%)
	AbbVie, Inc.	660,196	75,704,675
*	Align Technology, Inc.	2,902	1,811,922
	Amgen, Inc.	232,191	48,056,571
*	Avantor, Inc.	105,021	4,240,748
	Cardinal Health, Inc.	160,621	7,679,290
*	DaVita, Inc.	24,000	2,477,760
*	Edwards Lifesciences Corp.	3	360
	Eli Lilly & Co.	241,675	61,569,123
	Encompass Health Corp.	6,725	427,441
	HCA Healthcare, Inc.	32,550	8,152,473
*	Hologic, Inc.	9,701	711,180
*	IDEXX Laboratories, Inc.	51,281	34,160,325
*	IQVIA Holdings, Inc.	3,700	967,254
	Johnson & Johnson	10,169	1,656,327
	Merck & Co., Inc.	419,958	36,977,302
*	Mettler-Toledo International, Inc.	14,091	20,867,080
*	Moderna, Inc.	35,586	12,284,643
*	Molina Healthcare, Inc.	11,311	3,344,889
	Organon & Co.	41,995	1,543,316
	ResMed, Inc.	14,871	3,909,735
*	Waters Corp.	13,724	5,044,256
	West Pharmaceutical Services, Inc.	367	157,766
	Zoetis, Inc.	98,882	21,378,289

TOTAL HEALTH CARE			353,122,725

INDUSTRIALS — (12.6%)
	3M Co.	114,809	20,514,072
	Allegion PLC	37,179	4,770,066

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Boeing Co.	82,836	$17,149,537
	Booz Allen Hamilton Holding Corp., Class A	52,858	4,591,246
	BWX Technologies, Inc.	7,871	446,601
	Caterpillar, Inc.	11,733	2,393,649
	CH Robinson Worldwide, Inc.	26,318	2,552,583
	Cintas Corp.	23,873	10,339,396
*	Copart, Inc.	69,303	10,762,063
	Deere & Co.	3,143	1,075,880
	Donaldson Co., Inc.	36,656	2,199,727
	Emerson Electric Co.	13,747	1,333,596
	Equifax, Inc.	3,364	933,275
	Expeditors International of Washington, Inc.	20,277	2,499,343
	Fastenal Co.	238,536	13,615,635
*	Generac Holdings, Inc.	1,093	544,926
	General Dynamics Corp.	282	57,175
	Graco, Inc.	26,482	1,990,917
	HEICO Corp.	583	81,264
	HEICO Corp., Class A	338	42,480
	Honeywell International, Inc.	110,833	24,230,310
	Huntington Ingalls Industries, Inc.	10,191	2,066,021
*	IAA, Inc.	35,354	2,108,866
	Illinois Tool Works, Inc.	86,871	19,795,295
	JB Hunt Transport Services, Inc.	16,222	3,198,816
	Lennox International, Inc.	15,817	4,733,712
	Lockheed Martin Corp.	78,508	26,089,779
	Masco Corp.	101,751	6,669,778
	Nordson Corp.	16,965	4,312,673
	Northrop Grumman Corp.	5,926	2,116,886
	Old Dominion Freight Line, Inc.	16,977	5,795,099
	Raytheon Technologies Corp.	6,652	591,097
	Robert Half International, Inc.	34,393	3,888,817
	Rockwell Automation, Inc.	47,611	15,206,953
	Rollins, Inc.	87,155	3,070,471
	Toro Co.	31,222	2,980,764
	TransUnion	14,030	1,617,519
	Union Pacific Corp.	221,561	53,484,825
	United Parcel Service, Inc., Class B	244,120	52,112,296
	Verisk Analytics, Inc., Class A	32,309	6,793,613
	Waste Management, Inc.	122,177	19,576,421
	WW Grainger, Inc.	29,186	13,516,328

TOTAL INDUSTRIALS			371,849,770

INFORMATION TECHNOLOGY — (38.0%)
	Accenture PLC, Class A	157,184	56,396,047
*	Adobe, Inc.	31,516	20,496,746
*	Advanced Micro Devices, Inc.	67,265	8,087,271
	Amphenol Corp., Class A	99,555	7,642,837
	Analog Devices, Inc.	58,271	10,109,436
	Apple, Inc.	993,408	148,812,518
	Applied Materials, Inc.	220,549	30,138,021
*	Autodesk, Inc.	14,602	4,637,741
	Automatic Data Processing, Inc.	103,500	23,234,715
	Broadcom, Inc.	106,958	56,866,360
	Broadridge Financial Solutions, Inc.	47,631	8,497,847
*	Cadence Design Systems, Inc.	29,643	5,131,500
	CDK Global, Inc.	823	35,817
	CDW Corp.	96,150	17,946,397
	Citrix Systems, Inc.	64,678	6,126,947
*	Fair Isaac Corp.	9,468	3,770,158

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FleetCor Technologies, Inc.	7,106	$1,758,095
*	Fortinet, Inc.	20,493	6,892,616
*	Gartner, Inc.	21,666	7,191,162
	Global Payments, Inc.	3,615	516,909
	Intuit, Inc.	30,620	19,167,814
	Jack Henry & Associates, Inc.	4,020	669,250
	KLA Corp.	66,681	24,856,010
	Lam Research Corp.	35,132	19,799,341
	Mastercard, Inc., Class A	294,191	98,706,964
	Microchip Technology, Inc.	86,580	6,414,712
	Microsoft Corp.	476,572	158,040,807
	NetApp, Inc.	116,979	10,446,225
	NVIDIA Corp.	211,783	54,146,560
	Oracle Corp.	745,382	71,511,949
	Paychex, Inc.	163,496	20,155,787
*	Paycom Software, Inc.	12,464	6,828,402
	QUALCOMM, Inc.	341,207	45,394,179
	Seagate Technology Holdings PLC	121,222	10,797,244
	Teradyne, Inc.	7,999	1,105,782
	Texas Instruments, Inc.	231,475	43,396,933
#	Ubiquiti, Inc.	12,800	3,910,784
#	Visa, Inc., Class A	390,424	82,680,090
	Western Union Co.	213,701	3,893,632
	Xilinx, Inc.	1,962	353,160
*	Zebra Technologies Corp., Class A	22,471	11,998,390

TOTAL INFORMATION TECHNOLOGY			1,118,563,155

MATERIALS — (1.5%)
	Avery Dennison Corp.	56,729	12,351,038
	Ball Corp.	78,809	7,209,447
*	Berry Global Group, Inc.	1,406	92,149
	Celanese Corp., Class A	4,441	717,266
	Crown Holdings, Inc.	49,574	5,155,200
	Ecolab, Inc.	2,746	610,216
	NewMarket Corp.	484	164,565
	Packaging Corp. of America	573	78,713
	PPG Industries, Inc.	6,930	1,112,750
	Sealed Air Corp.	18,321	1,086,802
	Sherwin-Williams Co.	45,747	14,483,958
	Southern Copper Corp.	15,894	953,481

TOTAL MATERIALS			44,015,585

TOTAL COMMON STOCKS Cost ($ 1,368,975,689)			2,914,370,378

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	26,706,896	26,706,896

SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	76,170	881,289

TOTAL INVESTMENTS — (100.0%) (Cost $1,396,563,872)			$2,941,958,563

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of October 31, 2021, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	90	12/17/21	$20,205,359	$20,686,500	$481,141

Total Futures Contracts			$20,205,359	$20,686,500	$481,141

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$48,841,040	—	—	$48,841,040
Consumer Discretionary	575,086,919	—	—	575,086,919
Consumer Staples	279,587,232	—	—	279,587,232
Energy	6,220,647	—	—	6,220,647
Financials	117,083,305	—	—	117,083,305
Health Care	353,122,725	—	—	353,122,725
Industrials	371,849,770	—	—	371,849,770
Information Technology	1,118,563,155	—	—	1,118,563,155
Materials	44,015,585	—	—	44,015,585
Temporary Cash Investments	26,706,896	—	—	26,706,896
Securities Lending Collateral	—	$881,289	—	881,289
Futures Contracts**	481,141	—	—	481,141

TOTAL	$2,941,558,415	$881,289	—	$2,942,439,704

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value†
COMMON STOCKS — (95.0%)
COMMUNICATION SERVICES — (2.4%)
*	AMC Networks, Inc., Class A	6,359	$253,025
*	Angi, Inc.	9,426	118,108
#*	Bandwidth, Inc., Class A	952	81,186
*	Cargurus, Inc.	99,592	3,340,316
#	Cogent Communications Holdings, Inc.	4,822	369,317
*	Consolidated Communications Holdings, Inc.	17,001	125,807
*	IDT Corp., Class B	26,129	1,263,860
*	iHeartMedia, Inc., Class A	18,947	367,193
*	Iridium Communications, Inc.	89,305	3,621,318
#	Loral Space & Communications, Inc.	8,200	408,524
*	QuinStreet, Inc.	42,083	589,162
#*	Sciplay Corp., Class A	23,391	472,732
	Shenandoah Telecommunications Co.	50,649	1,399,938
#*	TechTarget, Inc.	23,173	2,185,446
#*	Thryv Holdings, Inc.	2,831	89,658
*	Townsquare Media, Inc., Class A	11,485	152,980
*	Travelzoo	18,151	186,229
#	World Wrestling Entertainment, Inc., Class A	42,314	2,584,962
*	Yelp, Inc.	49,684	1,919,293
#*	Zedge, Inc., Class B	9,800	112,994
*	Ziff Davis, Inc.	42,059	5,394,908

TOTAL COMMUNICATION SERVICES			25,036,956

CONSUMER DISCRETIONARY — (17.4%)
#*	1-800-Flowers.com, Inc., Class A	35,935	1,154,232
#*	2U, Inc.	1,720	50,809
	Acushnet Holdings Corp.	66,123	3,368,306
#	American Eagle Outfitters, Inc.	41,276	979,892
*	Arko Corp.	16,213	155,483
*	Asbury Automotive Group, Inc.	20,182	3,949,819
*	BBQ Holdings, Inc.	800	10,560
#*	BJ’s Restaurants, Inc.	2,582	86,032
#*	Bloomin’ Brands, Inc.	102,986	2,226,557
*	Boot Barn Holdings, Inc.	24,070	2,515,074
	Brunswick Corp.	3,774	351,322
	Buckle, Inc.	34,986	1,456,117
*	Build-A-Bear Workshop, Inc.	4,504	70,623
	Caleres, Inc.	7,983	184,088
#	Camping World Holdings, Inc., Class A	33,349	1,242,250
	Carriage Services, Inc.	3,621	186,300
	Carter’s, Inc.	40,436	3,983,755
*	Cavco Industries, Inc.	9,150	2,199,477
*	Cheesecake Factory, Inc.	5,563	226,080
#*	Children’s Place, Inc.	11,067	917,344
	Choice Hotels International, Inc.	9,160	1,288,079
*	Citi Trends, Inc.	700	54,152
	Columbia Sportswear Co.	10,109	1,049,719
	Cracker Barrel Old Country Store, Inc.	20,601	2,743,435
*	Crocs, Inc.	61,950	10,001,827
*	Dave & Buster’s Entertainment, Inc.	12,326	457,664
*	Denny’s Corp.	885	14,072
#	Dick’s Sporting Goods, Inc.	2,100	260,841
#*	Dine Brands Global, Inc.	5,462	461,594
*	Dorman Products, Inc.	28,098	2,932,869
*	Everi Holdings, Inc.	27,277	654,648

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Fisker, Inc.	6,269	$100,617
*	Fox Factory Holding Corp.	34,239	5,510,767
*	frontdoor, Inc.	11,033	411,310
*	Gentherm, Inc.	31,750	2,337,752
*	GoPro, Inc., Class A	10,226	88,046
	H&R Block, Inc.	150,136	3,463,638
#	Hamilton Beach Brands Holding Co., Class A	9,957	149,355
	Hanesbrands, Inc.	299,999	5,111,983
#	Harley-Davidson, Inc.	61,028	2,226,912
#*	Helen of Troy Ltd.	20,365	4,581,107
	Hibbett, Inc.	5,143	398,274
*	Hilton Grand Vacations, Inc.	2,112	106,191
*	Houghton Mifflin Harcourt Co.	17,824	252,923
	Installed Building Products, Inc.	34,225	4,348,286
*	iRobot Corp.	19,964	1,665,397
	Jack in the Box, Inc.	4,336	429,047
#	Kontoor Brands, Inc.	46,974	2,489,622
	LCI Industries	22,518	3,144,414
	Leggett & Platt, Inc.	73,693	3,452,517
#*	LGI Homes, Inc.	20,904	3,120,967
#*	Lindblad Expeditions Holdings, Inc.	9,309	139,170
*	Liquidity Services, Inc.	27,000	596,160
#*	Lovesac Co.	7,179	560,034
*	Malibu Boats, Inc., Class A	23,497	1,659,123
	Marine Products Corp.	24,429	309,515
*	MasterCraft Boat Holdings, Inc.	13,476	360,887
#*	Mattel, Inc.	273,861	5,972,908
	Murphy USA, Inc.	31,431	5,121,681
	Nathan’s Famous, Inc.	430	26,875
#*	National Vision Holdings, Inc.	56,964	3,511,261
*	Noodles & Co.	42,270	513,581
*	Nordstrom, Inc.	41,552	1,193,789
#*	Ollie’s Bargain Outlet Holdings, Inc.	49,330	3,337,668
	Oxford Industries, Inc.	3,988	369,767
	Papa John’s International, Inc.	6,657	826,001
	Patrick Industries, Inc.	23,673	1,844,363
#	PetMed Express, Inc.	8,975	255,159
*	PlayAGS, Inc.	7,800	68,796
#*	Purple Innovation, Inc.	23,669	456,812
	RCI Hospitality Holdings, Inc.	1,500	101,700
*	Red Rock Resorts, Inc., Class A	58,438	3,179,612
	Rent-A-Center, Inc.	56,111	2,988,472
*	Revolve Group, Inc.	29,261	2,195,745
*	Ruth’s Hospitality Group, Inc.	22,555	436,214
*	Sally Beauty Holdings, Inc.	105,673	1,612,570
*	SeaWorld Entertainment, Inc.	98,170	6,233,795
*	Shake Shack, Inc., Class A.	8,296	573,834
	Shutterstock, Inc.	36,425	4,412,889
	Signet Jewelers Ltd.	1,665	148,485
*	Skyline Champion Corp.	47,147	2,985,348
*	Sleep Number Corp.	9,587	846,916
	Smith & Wesson Brands, Inc.	44,818	963,587
*	Sonos, Inc.	64,634	2,108,361
*	Sportsman’s Warehouse Holdings, Inc.	18,874	325,765
	Steven Madden Ltd.	69,191	3,120,514
	Tempur Sealy International, Inc.	163,817	7,284,942
*	Tenneco, Inc., Class A	13,600	180,472
	Texas Roadhouse, Inc.	42,483	3,772,915
*	TopBuild Corp.	25,492	6,550,679

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vista Outdoor, Inc.	50,609	$2,117,481
*	Visteon Corp.	28,214	3,193,261
	Wendy’s Co.	200,091	4,462,029
	Winmark Corp.	1,241	288,930
	Wolverine World Wide, Inc.	27,234	903,352
#*	XPEL, Inc.	4,117	312,480
*	YETI Holdings, Inc.	28,852	2,837,017

TOTAL CONSUMER DISCRETIONARY			179,883,060

CONSUMER STAPLES — (4.6%)
#*	BJ’s Wholesale Club Holdings, Inc.	111,004	6,487,074
	Calavo Growers, Inc.	10,121	406,864
	Casey’s General Stores, Inc.	400	76,616
	Coca-Cola Consolidated, Inc.	7,412	2,975,177
*	Coty, Inc., Class A	18,100	153,488
*	elf Beauty, Inc.	63,594	2,054,722
#	Energizer Holdings, Inc.	57,072	2,081,416
	Flowers Foods, Inc.	159,450	3,946,387
	Inter Parfums, Inc.	33,118	3,059,441
	J&J Snack Foods Corp.	20,671	3,050,006
	John B. Sanfilippo & Son, Inc.	10,893	920,458
	Lancaster Colony Corp.	25,923	4,406,910
	Medifast, Inc.	13,890	2,726,190
	National Beverage Corp.	60,943	3,437,185
	PriceSmart, Inc.	31,689	2,280,024
#	Reynolds Consumer Products, Inc.	1,352	36,477
#*	Sprouts Farmers Market, Inc.	117,824	2,608,623
#	Tootsie Roll Industries, Inc.	24,060	761,499
#	Turning Point Brands, Inc.	17,739	677,098
	United-Guardian, Inc.	2,424	33,960
*	USANA Health Sciences, Inc.	24,179	2,346,814
	Vector Group Ltd.	16,626	220,461
#	WD-40 Co.	12,889	2,925,803

TOTAL CONSUMER STAPLES			47,672,693

ENERGY — (0.9%)
	Cactus, Inc., Class A	30,001	1,305,043
*	California Resources Corp.	12,824	591,571
*	ChampionX Corp.	5,881	154,259
#*	Contango Oil & Gas Co.	18,792	77,611
	Core Laboratories NV	27,508	715,483
*	Denbury, Inc.	5,120	433,459
*	Expro Group Holdings NV	1,177	20,186
*	Goodrich Petroleum Corp.	900	18,378
#	Magnolia Oil & Gas Corp., Class A	122,709	2,562,164
	Matador Resources Co.	8,807	368,573
#*	Southwestern Energy Co.	638,498	3,115,870
*	TETRA Technologies, Inc.	115,734	373,821

TOTAL ENERGY			9,736,418

FINANCIALS — (6.7%)
	A-Mark Precious Metals, Inc.	9,069	680,084
	Artisan Partners Asset Management, Inc., Class A	59,245	2,934,997
*	Atlanticus Holdings Corp.	8,567	663,857
	B. Riley Financial, Inc.	7,287	522,186
	BGC Partners, Inc., Class A	343,652	1,845,411
	BrightSphere Investment Group, Inc.	99,097	2,970,928
	Cohen & Steers, Inc.	46,963	4,456,319

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co., Class B	3,814	$31,504
#	Curo Group Holdings Corp.	34,693	596,026
	Diamond Hill Investment Group, Inc.	1,983	430,033
*	Donnelley Financial Solutions, Inc.	31,815	1,219,151
	Evercore, Inc., Class A	38,815	5,893,670
	First Financial Bankshares, Inc.	87,114	4,418,422
	GAMCO Investors, Inc., Class A	3,440	90,988
	Greenhill & Co., Inc.	19,741	310,329
	Hamilton Lane, Inc., Class A	27,376	2,861,066
	HCI Group, Inc.	4,851	650,083
	Houlihan Lokey, Inc.	36,651	4,107,844
	Kinsale Capital Group, Inc.	15,683	2,935,073
	Lazard Ltd., Class A	98,759	4,838,203
*	LendingClub Corp.	16,115	740,645
*	LendingTree, Inc.	392	63,265
	Live Oak Bancshares, Inc.	30,098	2,684,140
	Moelis & Co., Class A	58,618	4,263,873
*	Open Lending Corp., Class A	335	10,559
*	Palomar Holdings, Inc.	16,341	1,494,384
	PJT Partners, Inc., Class A	23,836	1,949,546
	Primerica, Inc.	26,854	4,517,917
	PROG Holdings, Inc.	2,910	117,710
	Pzena Investment Management, Inc., Class A	21,669	235,759
	RLI Corp.	37,498	4,061,408
#*	Selectquote, Inc.	12,368	164,371
	ServisFirst Bancshares, Inc.	41,110	3,301,544
	Silvercrest Asset Management Group, Inc., Class A	5,400	86,400
	StepStone Group, Inc., Class A	286	13,436
	Stock Yards Bancorp, Inc.	1,647	100,879
	TFS Financial Corp.	21,756	423,372
*	Triumph Bancorp, Inc.	2,999	351,783
	Virtu Financial, Inc., Class A	79,958	1,989,355
#	Virtus Investment Partners, Inc.	252	80,640
#*	World Acceptance Corp.	1,338	248,052

TOTAL FINANCIALS			69,355,212

HEALTH CARE — (13.8%)
#*	Accuray, Inc.	113,882	568,271
*	Alkermes PLC	105,926	3,208,499
*	Amedisys, Inc.	16,679	2,824,422
*	AMN Healthcare Services, Inc.	47,108	4,649,560
*	Amneal Pharmaceuticals, Inc.	135,943	746,327
*	Antares Pharma, Inc.	177,481	663,779
#*	Apollo Medical Holdings, Inc.	43,424	2,980,189
	Atrion Corp.	1,722	1,253,616
*	Avid Bioservices, Inc.	36,482	1,119,268
*	BioDelivery Sciences International, Inc.	49,144	200,507
#*	BioLife Solutions, Inc.	797	42,361
*	Blueprint Medicines Corp.	25,752	2,896,842
*	Cardiovascular Systems, Inc.	36,850	1,292,698
*	Castle Biosciences, Inc.	7,835	488,512
*	Catalyst Pharmaceuticals, Inc.	61,227	361,239
	Chemed Corp.	1,451	699,745
#*	Collegium Pharmaceutical, Inc.	32,619	640,311
#	CONMED Corp.	26,701	3,905,822
#»	Contra Pfenex, Inc.	5,408	4,056
#*	Corcept Therapeutics, Inc.	112,190	2,019,420
*	CorVel Corp.	20,184	3,698,112
*	Cross Country Healthcare, Inc.	31,126	645,242

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	CryoLife, Inc.	36,164	$746,425
*	Denali Therapeutics, Inc.	56,376	2,725,780
*	Eagle Pharmaceuticals, Inc.	6,566	343,861
	Ensign Group, Inc.	47,396	3,697,362
#*	Evolent Health, Inc., Class A	65,029	1,903,399
*	Exelixis, Inc.	36,378	782,491
*	Glaukos Corp.	417	19,061
*	Globus Medical, Inc., Class A	7,793	601,386
*	Haemonetics Corp.	30,285	2,080,882
*	Halozyme Therapeutics, Inc.	124,255	4,730,388
*	Hanger, Inc.	36,809	687,592
#*	Harmony Biosciences Holdings, Inc.	15,160	628,685
*	Harvard Bioscience, Inc.	28,177	212,173
*	HealthEquity, Inc.	1,419	93,909
*	Heska Corp.	4,839	1,081,662
*	ICU Medical, Inc.	7,920	1,854,310
*	InfuSystem Holdings, Inc.	16,333	271,618
#*	Innoviva, Inc.	64,844	1,131,528
*	Inogen, Inc.	789	31,284
#*	Inovalon Holdings, Inc., Class A	32,556	1,327,959
*	Integra LifeSciences Holdings Corp.	51,204	3,403,018
*	iRadimed Corp.	1,300	48,516
#*	Ironwood Pharmaceuticals, Inc.	159,300	2,034,261
*	Joint Corp.	16,468	1,440,621
#*	Krystal Biotech, Inc.	339	16,980
*	Lantheus Holdings, Inc.	60,271	1,409,739
	LeMaitre Vascular, Inc.	21,356	1,110,726
*	Lexicon Pharmaceuticals, Inc.	11,686	61,819
*	LHC Group, Inc.	21,978	2,958,019
*	MEDNAX, Inc.	79,930	2,176,494
*	Medpace Holdings, Inc.	35,599	8,064,953
*	Merit Medical Systems, Inc.	51,387	3,456,290
#	Mesa Laboratories, Inc.	2,467	754,162
*	ModivCare, Inc.	13,661	2,223,601
	National Research Corp.	23,393	1,012,917
*	Neogen Corp.	70,052	2,963,900
*	NeoGenomics, Inc.	49,115	2,259,290
*	NuVasive, Inc.	49,305	2,630,915
*	Omnicell, Inc.	23,296	4,150,182
*	Opiant Pharmaceuticals, Inc.	1,905	44,901
*	Option Care Health, Inc.	110,872	3,030,132
#*	Organogenesis Holdings, Inc.	28,742	315,587
#*	OrthoPediatrics Corp.	10,809	769,277
	Owens & Minor, Inc.	76,867	2,757,988
*	Pacira BioSciences, Inc.	38,115	1,992,652
	Patterson Cos., Inc.	95,709	2,991,863
*	Pennant Group, Inc.	22,373	572,078
#*	PetIQ, Inc.	26,907	674,020
	Phibro Animal Health Corp., Class A	18,532	406,592
*	Quidel Corp.	18,166	2,411,900
*	R1 RCM, Inc.	213,310	4,628,827
*	RadNet, Inc.	59,070	1,836,486
	Select Medical Holdings Corp.	123,351	4,097,720
*	Sharps Compliance Corp.	15,600	128,700
#*	SIGA Technologies, Inc.	53,496	385,706
#*	Surgery Partners, Inc.	75,117	3,090,313
*	Surmodics, Inc.	14,300	795,938
*	Tenet Healthcare Corp.	64,607	4,629,738
*	Tivity Health, Inc.	48,626	1,216,622

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#	U.S. Physical Therapy, Inc.	13,774	$1,485,664
	Utah Medical Products, Inc.	3,464	335,419
*	Vocera Communications, Inc.	2,384	134,887
*	Xencor, Inc.	39,313	1,555,222

TOTAL HEALTH CARE			142,325,188

INDUSTRIALS — (23.3%)
	AAON, Inc.	51,840	3,714,336
	Advanced Drainage Systems, Inc.	29,500	3,327,600
#	Aerojet Rocketdyne Holdings, Inc.	76,717	3,376,315
*	AeroVironment, Inc.	21,865	1,948,390
	Alamo Group, Inc.	10,014	1,514,117
	Albany International Corp., Class A	29,048	2,342,721
*	Allegiant Travel Co.	9,326	1,634,568
	Allied Motion Technologies, Inc.	14,443	507,671
	Allison Transmission Holdings, Inc.	86,086	2,871,829
*	Ameresco, Inc., Class A	18,026	1,480,475
	Applied Industrial Technologies, Inc.	29,231	2,849,438
	Armstrong World Industries, Inc.	45,300	4,785,945
*	ASGN, Inc.	31,405	3,757,922
*	Atkore, Inc.	57,427	5,428,574
#*	Avis Budget Group, Inc.	47,666	8,260,994
	Barrett Business Services, Inc.	5,791	474,862
	Brady Corp., Class A	35,040	1,825,234
	Brink’s Co.	48,938	3,370,849
	BWX Technologies, Inc.	51,155	2,902,535
*	Casella Waste Systems, Inc., Class A	49,128	4,260,380
*	Cimpress PLC	16,798	1,500,397
*	Clean Harbors, Inc.	47,902	5,390,891
	Comfort Systems USA, Inc.	35,901	3,283,865
*	Construction Partners, Inc., Class A	36,054	1,283,883
*	Cornerstone Building Brands, Inc.	26,913	385,125
	Covanta Holding Corp.	133,109	2,686,140
	Crane Co.	21,544	2,225,064
	CSW Industrials, Inc.	13,944	1,932,917
#*	Daseke, Inc.	46,319	437,715
#	Deluxe Corp.	32,924	1,174,399
	Douglas Dynamics, Inc.	18,922	800,401
	EMCOR Group, Inc.	1,185	143,966
*	Energy Recovery, Inc.	35,040	712,013
	Enerpac Tool Group Corp.	46,839	978,467
*	Evoqua Water Technologies Corp.	116,876	4,888,923
	Exponent, Inc.	49,829	5,720,369
	Federal Signal Corp.	61,934	2,651,395
	Flowserve Corp.	11,476	385,823
*	Forrester Research, Inc.	19,419	1,034,062
	Forward Air Corp.	25,727	2,587,107
*	Franklin Covey Co.	13,754	581,107
	Franklin Electric Co., Inc.	36,379	3,142,418
*	FTI Consulting, Inc.	22,599	3,252,448
*	Gibraltar Industries, Inc.	24,502	1,596,550
	Global Industrial Co.	39,361	1,597,269
	Gorman-Rupp Co.	24,596	1,045,822
	H&E Equipment Services, Inc.	36,573	1,648,711
	Healthcare Services Group, Inc.	44,764	859,021
	Helios Technologies, Inc.	26,551	2,417,469
	Herc Holdings, Inc.	26,530	4,829,521
	Herman Miller, Inc.	33,532	1,305,065
	HNI Corp.	4,236	158,426

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	IES Holdings, Inc.	16,476	$821,329
	Insperity, Inc.	31,496	3,937,000
	ITT, Inc.	22,591	2,125,135
	John Bean Technologies Corp.	28,533	4,215,751
	Kadant, Inc.	10,042	2,230,529
	Kforce, Inc.	29,276	1,895,914
*	Kratos Defense & Security Solutions, Inc.	95,357	2,039,686
	Landstar System, Inc.	33,066	5,813,333
*	Lawson Products, Inc.	7,797	395,308
	Lincoln Electric Holdings, Inc.	8,375	1,192,600
	Lindsay Corp.	10,174	1,482,047
*	Masonite International Corp.	23,518	2,822,395
*	Mastech Digital, Inc.	600	11,124
	Matson, Inc.	21,885	1,822,583
*	Meritor, Inc.	8,967	218,257
	MSA Safety, Inc.	30,855	4,721,741
	MSC Industrial Direct Co., Inc., Class A	37,066	3,116,139
	Mueller Industries, Inc.	1,044	54,956
	Mueller Water Products, Inc., Class A	162,317	2,663,622
*	MYR Group, Inc.	9,973	1,018,742
#	Omega Flex, Inc.	9,245	1,338,306
	Pitney Bowes, Inc.	175,700	1,219,358
*	Raven Industries, Inc.	34,737	2,008,493
*	RBC Bearings, Inc.	17,893	4,185,710
	Regal Beloit Corp.	21,527	3,279,208
*	Saia, Inc.	25,005	7,817,563
#	Science Applications International Corp.	33,814	3,035,821
	Shyft Group, Inc.	35,536	1,464,439
	Simpson Manufacturing Co., Inc.	38,477	4,082,025
#*	SiteOne Landscape Supply, Inc.	24,605	5,781,191
*	SPX Corp.	48,787	2,834,037
	SPX FLOW, Inc.	200	14,942
#	Tecnoglass, Inc.	28,555	824,668
	Tennant Co.	19,046	1,513,395
	Terex Corp.	7,040	315,392
	Tetra Tech, Inc.	52,146	9,159,966
#*	TPI Composites, Inc.	33,792	1,136,425
*	Transcat, Inc.	7,644	572,383
*	TriNet Group, Inc.	58,213	5,894,066
	Valmont Industries, Inc.	15,121	3,613,314
*	Vicor Corp.	18,479	2,801,232
	Watts Water Technologies, Inc., Class A	19,595	3,723,442
*	Welbilt, Inc.	131,700	3,116,022
	Woodward, Inc.	14,396	1,626,028
	Zurn Water Solutions Corp.	96,553	3,502,943

TOTAL INDUSTRIALS			240,730,064

INFORMATION TECHNOLOGY — (19.2%)
*	A10 Networks, Inc.	77,498	1,448,438
*	ACI Worldwide, Inc.	98,320	3,016,458
#*	ACM Research, Inc., Class A	5,868	623,006
	Advanced Energy Industries, Inc.	36,197	3,323,609
*	Alarm.com Holdings, Inc.	28,098	2,367,537
*	Ambarella, Inc.	13,069	2,428,612
	American Software, Inc., Class A	28,472	823,695
*	Appfolio, Inc., Class A	7,497	987,280
*	Avaya Holdings Corp.	79,051	1,471,930
*	Axcelis Technologies, Inc.	3,400	186,762
	Badger Meter, Inc.	35,327	3,612,186

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Belden, Inc.	1,102	$66,351
*	Blackbaud, Inc.	47,974	3,406,634
*	Bottomline Technologies De, Inc.	12,332	570,972
*	Box, Inc., Class A	125,494	3,241,510
*	Bridgeline Digital, Inc.	3,500	11,900
	Brooks Automation, Inc.	18,156	2,114,266
*	CalAmp Corp.	8,798	84,637
*	Calix, Inc.	45,413	2,842,400
*	Cambium Networks Corp.	10,267	289,735
*	Casa Systems, Inc.	95,279	603,116
	CDK Global, Inc.	40,150	1,747,328
#*	Cerence, Inc.	16,231	1,706,365
*	CEVA, Inc.	20,089	916,259
*	ChannelAdvisor Corp.	11,661	297,472
*	Cirrus Logic, Inc.	44,383	3,586,590
#*	Clearfield, Inc.	12,807	723,467
	CMC Materials, Inc.	16,435	2,109,761
*	Cognyte Software Ltd.	37,147	739,597
*	Coherent, Inc.	17,077	4,344,389
*	CommScope Holding Co., Inc.	195,139	2,089,939
*	CommVault Systems, Inc.	32,651	2,008,036
*	Consensus Cloud Solutions, Inc.	14,019	887,823
	CSG Systems International, Inc.	35,046	1,754,052
*	CyberOptics Corp.	6,798	283,884
*	Diodes, Inc.	40,828	3,923,162
*	Duck Creek Technologies, Inc.	3,931	123,826
*	eGain Corp.	36,067	372,211
#*	Envestnet, Inc.	21,008	1,754,168
*	Euronet Worldwide, Inc.	1,959	219,780
	EVERTEC, Inc.	75,014	3,391,383
*	ExlService Holdings, Inc.	32,295	3,960,336
*	Extreme Networks, Inc.	72,513	712,803
*	Fabrinet	38,187	3,665,952
*	FARO Technologies, Inc.	16,907	1,243,848
*	FormFactor, Inc.	76,625	3,048,142
	Hackett Group, Inc.	32,838	694,195
#*	Harmonic, Inc.	98,571	894,039
*	I3 Verticals, Inc., Class A	9,040	202,406
*	Ichor Holdings Ltd.	4,241	185,416
#*	Identiv, Inc.	953	18,259
*	Innodata, Inc.	22,190	235,658
*	International Money Express, Inc.	5,696	95,351
*	Iteris, Inc.	6,312	33,832
*	Itron, Inc.	32,668	2,540,590
	Jabil, Inc.	53,893	3,231,424
#*	Jamf Holding Corp.	549	26,160
	Kulicke & Soffa Industries, Inc.	39,001	2,223,057
*	Lattice Semiconductor Corp.	126,572	8,789,160
	Littelfuse, Inc.	11,347	3,342,259
*	LiveRamp Holdings, Inc.	3,987	213,344
#*	Lumentum Holdings, Inc.	10,918	901,608
#*	Luna Innovations, Inc.	29,586	288,168
*	MACOM Technology Solutions Holdings, Inc.	50,545	3,529,052
	Maximus, Inc.	39,086	3,305,503
*	MaxLinear, Inc.	49,236	3,101,868
*	Mimecast Ltd.	51,066	3,852,419
#*	Mitek Systems, Inc.	40,669	765,797
#*	Napco Security Technologies, Inc.	22,208	1,065,096
	National Instruments Corp.	50,890	2,161,298

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	NCR Corp.	123,381	$4,878,485
*	nLight, Inc.	17,932	504,248
*	Novanta, Inc.	34,180	5,898,101
	NVE Corp.	4,345	295,330
*	OneSpan, Inc.	38,104	778,084
*	OSI Systems, Inc.	18,589	1,730,822
#*	PDF Solutions, Inc.	22,313	525,025
*	Perficient, Inc.	32,190	3,978,684
*	PFSweb, Inc.	29,900	388,700
*	Ping Identity Holding Corp.	6,094	172,643
	Power Integrations, Inc.	50,898	5,253,183
	Progress Software Corp.	48,759	2,506,700
	QAD, Inc., Class A	13,113	1,149,223
*	Qualys, Inc.	38,512	4,793,974
*	Rogers Corp.	7,209	1,449,874
#*	Sabre Corp.	9,919	102,959
#*	Sailpoint Technologies Holdings, Inc.	17,574	843,200
#	Sapiens International Corp. NV.	33,359	1,165,230
*	Semtech Corp.	17,579	1,494,742
#*	ShotSpotter, Inc.	10,992	427,699
*	Silicon Laboratories, Inc.	18,511	3,494,136
#*	SMART Global Holdings, Inc.	22,580	1,207,127
*	SPS Commerce, Inc.	13,135	2,006,109
	Switch, Inc., Class A	110,252	2,787,171
*	Synaptics, Inc.	32,101	6,245,892
*	Teradata Corp.	103,961	5,880,034
	TTEC Holdings, Inc.	45,852	4,327,970
#*	Tucows, Inc., Class A	852	70,120
#*	Turtle Beach Corp.	13,171	378,798
*	Upland Software, Inc.	10,180	339,707
#*	Verint Systems, Inc.	19,168	893,229
#*	Verra Mobility Corp.	161,926	2,409,459
*	Viavi Solutions, Inc.	211,010	3,249,554
*	Vonage Holdings Corp.	207,881	3,351,042
	Vontier Corp.	55,038	1,861,936
*	Zix Corp.	58,035	491,556

TOTAL INFORMATION TECHNOLOGY			198,158,312

MATERIALS — (5.7%)
*	Allegheny Technologies, Inc.	48,447	779,997
*	Alpha Metallurgical Resources, Inc.	1,939	119,811
*	Axalta Coating Systems Ltd.	119,987	3,742,394
	Balchem Corp.	22,533	3,449,577
#*	Bioceres Crop Solutions Corp.	1,438	18,622
	Cabot Corp.	59,523	3,175,552
*	Century Aluminum Co.	6,400	84,544
	Chase Corp.	9,670	928,320
	Chemours Co.	142,303	3,987,330
	Compass Minerals International, Inc.	32,650	2,141,840
	Eagle Materials, Inc.	34,414	5,105,661
*	Ferro Corp.	88,004	1,849,844
*	Forterra, Inc.	34,117	812,667
*	GCP Applied Technologies, Inc.	8,170	184,724
	Graphic Packaging Holding Co.	249,088	4,964,324
*	Ingevity Corp.	41,948	3,268,169
#*	Livent Corp.	140,543	3,966,123
	Louisiana-Pacific Corp.	89,528	5,275,885
*	LSB Industries, Inc.	2,500	22,325
	Myers Industries, Inc.	38,193	786,012

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
NewMarket Corp.	1,879	$638,879
* O-I Glass, Inc.	169,851	2,216,556
Olin Corp.	5,482	312,364
* Orion Engineered Carbons SA	18,860	354,568
# Quaker Chemical Corp.	586	144,062
* Ranpak Holdings Corp.	10,495	361,658
Ryerson Holding Corp.	37,471	987,736
Sensient Technologies Corp.	31,054	2,968,762
Silgan Holdings, Inc.	90,412	3,634,562
Sonoco Products Co.	14,942	865,889
Tredegar Corp.	24,300	293,058
Trinseo PLC	24,116	1,351,943
Valvoline, Inc.	9,800	332,808

TOTAL MATERIALS		59,126,566

REAL ESTATE — (0.7%)
#* Cushman & Wakefield PLC	115,583	2,125,571
# eXp World Holdings, Inc.	6,248	322,397
* Marcus & Millichap, Inc.	100	4,710
Newmark Group, Inc., Class A	148,155	2,204,547
#* Rafael Holdings, Inc., Class B	7,000	52,920
RMR Group, Inc., Class A	16,351	568,851
St. Joe Co.	46,696	2,195,646

TOTAL REAL ESTATE		7,474,642

UTILITIES — (0.3%)
#* Sunnova Energy International, Inc.	61,640	2,746,678

TOTAL COMMON STOCKS		982,245,789

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	69,864

TOTAL INVESTMENT SECURITIES (Cost $597,361,452)		982,315,653

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.025%	2,336,257	2,336,257

SECURITIES LENDING COLLATERAL — (4.8%)
@§ The DFA Short Term Investment Fund	4,223,629	48,867,387

TOTAL INVESTMENTS — (100.0%) (Cost $648,561,217)		$1,033,519,297

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,036,956	—	—	$25,036,956
Consumer Discretionary	179,883,060	—	—	179,883,060
Consumer Staples	47,672,693	—	—	47,672,693
Energy	9,736,418	—	—	9,736,418

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$69,355,212	—	—	$69,355,212
Health Care	142,321,132	$4,056	—	142,325,188
Industrials	240,730,064	—	—	240,730,064
Information Technology	198,158,312	—	—	198,158,312
Materials	59,126,566	—	—	59,126,566
Real Estate	7,474,642	—	—	7,474,642
Utilities	2,746,678	—	—	2,746,678
Preferred Stocks
Communication Services	69,864	—	—	69,864
Temporary Cash Investments	2,336,257	—	—	2,336,257
Securities Lending Collateral	—	48,867,387	—	48,867,387

TOTAL	$984,647,854	$48,871,443	—	$1,033,519,297

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

	Shares	Value»
COMMON STOCKS — (94.5%)
AUSTRALIA — (5.6%)
ALS Ltd.	33,229	$333,280
Aristocrat Leisure Ltd.	13,172	467,168
# BHP Group Ltd.	165,660	4,550,180
# BHP Group Ltd., Sponsored ADR	18,385	1,008,233
Brambles Ltd.	253,234	1,921,208
Breville Group Ltd.	3,569	79,438
Carsales.com Ltd.	44,676	836,073
Cochlear Ltd.	944	157,896
Coles Group Ltd.	143,315	1,857,216
Computershare Ltd.	95,471	1,358,493
CSL Ltd.	29,754	6,770,234
Domino’s Pizza Enterprises Ltd.	11,260	1,155,029
Eagers Automotive Ltd.	12,856	144,441
Endeavour Group Ltd.	92,303	474,296
Evolution Mining Ltd.	51,977	141,114
Fortescue Metals Group Ltd.	90,752	945,639
IDP Education Ltd.	4,273	120,896
Iluka Resources Ltd.	12,423	88,631
James Hardie Industries PLC	57,493	2,258,682
JB Hi-Fi Ltd.	26,500	1,011,753
Magellan Financial Group Ltd.	24,171	635,844
Medibank Pvt Ltd.	262,281	659,146
Metcash Ltd.	73,817	227,501
Mineral Resources Ltd.	32,306	949,741
Northern Star Resources Ltd.	2,243	15,528
OZ Minerals Ltd.	1,126	21,419
Premier Investments Ltd.	2,875	66,723
# Pro Medicus Ltd.	5,978	241,412
Ramsay Health Care Ltd.	32,804	1,753,245
REA Group Ltd.	2,745	333,157
Rio Tinto Ltd.	22,058	1,511,254
Steadfast Group Ltd.	63,528	223,510
Telstra Corp. Ltd.	430,771	1,245,134
Wesfarmers Ltd.	66,689	2,885,348
Woolworths Group Ltd.	92,303	2,658,771

TOTAL AUSTRALIA		39,107,633

AUSTRIA — (0.1%)
OMV AG	12,916	781,977
# Verbund AG	1,742	181,590

TOTAL AUSTRIA		963,567

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	27,797	1,700,264
# Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	109,890
Etablissements Franz Colruyt NV	6,221	305,438
Solvay SA	5,725	680,542
UCB SA	9,588	1,146,012
Umicore SA	35,303	2,024,150

TOTAL BELGIUM		5,966,296

CANADA — (9.1%)
Agnico Eagle Mines Ltd.	32,349	1,716,114
Alimentation Couche-Tard, Inc., Class B	78,133	2,930,619
* Bausch Health Cos., Inc.	18,560	521,165

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	BCE, Inc.	6,101	$314,071
	BCE, Inc.	5,184	266,820
#	Brookfield Asset Management, Inc., Class A	25,365	1,531,792
*	CAE, Inc.	22,140	672,392
	Canadian National Railway Co.	41,022	5,452,234
#	Canadian Pacific Railway Ltd.	3,500	270,899
#	Canadian Pacific Railway Ltd.	40,540	3,137,796
	Canadian Tire Corp. Ltd., Class A	8,326	1,182,567
	CCL Industries, Inc., Class B	18,613	1,017,428
*	CGI, Inc.	13,317	1,190,407
*	CGI, Inc.	13,812	1,233,884
	Constellation Software, Inc.	3,145	5,527,104
*	Descartes Systems Group, Inc.	2,513	205,488
#	Dollarama, Inc.	31,434	1,420,829
	Empire Co. Ltd., Class A	31,487	941,353
#	FirstService Corp.	5,714	1,139,660
	Franco-Nevada Corp.	1,808	257,979
	Franco-Nevada Corp.	2,332	333,080
	George Weston Ltd.	11,782	1,273,020
	Gildan Activewear, Inc.	14,734	541,032
	Intact Financial Corp.	10,378	1,391,252
#	Keyera Corp.	12,300	315,252
	Kirkland Lake Gold Ltd.	12,800	539,573
	Kirkland Lake Gold Ltd.	18,574	783,266
#	Loblaw Cos. Ltd.	25,231	1,897,626
	Magna International, Inc.	3,500	284,700
	Magna International, Inc.	26,700	2,170,710
	Metro, Inc.	22,140	1,113,970
	National Bank of Canada	18,040	1,493,518
	Northland Power, Inc.	21,885	703,623
	Open Text Corp.	5,725	288,378
	Open Text Corp.	34,773	1,750,821
	Pan American Silver Corp.	8,900	227,750
#	Parkland Corp.	3,085	89,763
#	Quebecor, Inc., Class B	26,710	680,699
	Restaurant Brands International, Inc.	15,176	859,229
#	Restaurant Brands International, Inc.	3,973	225,031
	Ritchie Bros Auctioneers, Inc.	7,564	517,000
	Ritchie Bros Auctioneers, Inc.	547	37,387
	Rogers Communications, Inc., Class B	31,057	1,444,442
	Rogers Communications, Inc., Class B	20,528	956,194
	Royal Bank of Canada	2,830	294,571
	Royal Bank of Canada	3,945	410,319
	Saputo, Inc.	22,674	541,567
	Shaw Communications, Inc., Class B	52,573	1,516,205
	SNC-Lavalin Group, Inc.	200	5,380
	Stantec, Inc.	8,427	465,746
	TC Energy Corp.	5,300	286,712
	TC Energy Corp.	38,077	2,059,966
	TFI International, Inc.	7,300	809,453
	TFI International, Inc.	1,281	141,973
	Thomson Reuters Corp.	10,296	1,238,918
	TMX Group Ltd.	2,000	216,532
	Toromont Industries Ltd.	12,204	1,085,797
	Waste Connections, Inc.	7,907	1,075,499
	Waste Connections, Inc.	1,440	195,941
	Wheaton Precious Metals Corp.	11,100	448,551
	WSP Global, Inc.	13,738	1,862,445

TOTAL CANADA			63,503,492

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (2.5%)
	Coloplast AS, Class B	8,112	$1,324,835
	Novo Nordisk AS, Class B	146,610	16,076,499

TOTAL DENMARK			17,401,334

FINLAND — (1.0%)
	Elisa Oyj	23,831	1,438,207
	Kesko Oyj, Class A	19,425	593,311
	Kesko Oyj, Class B	41,843	1,361,759
	Kone Oyj, Class B	26,054	1,776,858
	Metso Outotec Oyj	44,583	447,899
	Neste Oyj	29,406	1,637,085

TOTAL FINLAND			7,255,119

FRANCE — (9.9%)
	Air Liquide SA	31,945	5,333,463
*	Airbus SE	60,661	7,781,716
	BioMerieux	751	95,654
	Bureau Veritas SA	59,188	1,881,292
	Capgemini SE	12,866	2,999,873
	Danone SA	6,499	423,642
	Dassault Systemes SE	4,908	286,614
	Eurofins Scientific SE	26,915	3,176,371
Ω	Euronext NV	3,950	444,393
	Hermes International	2,935	4,660,530
	Ipsen SA	7,521	778,377
	Kering SA	6,880	5,163,677
Ω	La Francaise des Jeux SAEM	4,232	219,748
	Legrand SA	35,691	3,893,532
	L’Oreal SA	1,041	476,210
	LVMH Moet Hennessy Louis Vuitton SE	22,088	17,319,676
	Sartorius Stedim Biotech	3,652	2,012,876
	SEB SA	4,309	675,174
*	Sodexo SA	1,655	161,014
	STMicroelectronics NV	82,378	3,911,208
	STMicroelectronics NV	4,346	207,044
	Teleperformance	9,381	3,918,553
	Thales SA	18,476	1,704,937
#*	Ubisoft Entertainment SA	17,810	932,599

TOTAL FRANCE			68,458,173

GERMANY — (7.5%)
	Adidas AG	13,494	4,416,603
	Bechtle AG	10,275	770,766
	Brenntag SE	26,013	2,474,832
	Carl Zeiss Meditec AG	2,309	465,010
	Deutsche Boerse AG	21,981	3,649,001
	Deutsche Post AG	103,523	6,408,796
	Deutsche Telekom AG	347,287	6,458,548
	E.ON SE	375,949	4,766,958
	Fielmann AG	4,464	294,373
#Ω	Hapag-Lloyd AG	4,736	1,018,979
*	HelloFresh SE	19,519	1,581,798
	Infineon Technologies AG	81,170	3,801,299
	KION Group AG	12,151	1,327,238
	Knorr-Bremse AG	9,003	950,195
	Merck KGaA	6,392	1,510,588
	Nemetschek SE	9,226	1,059,298
	Puma SE	7,842	972,799

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Puma SE	450	$55,822
*	QIAGEN NV	314	17,302
	Rational AG	599	594,536
	SAP SE, Sponsored ADR	5,177	749,526
	SAP SE	31,288	4,530,849
Ω	Siemens Healthineers AG	10,945	727,907
	Symrise AG, Class A	13,281	1,837,056
	Wacker Chemie AG	1,034	186,851
*Ω	Zalando SE	15,241	1,439,978

TOTAL GERMANY			52,066,908

HONG KONG — (2.1%)
	AIA Group Ltd.	341,800	3,830,556
	Chow Tai Fook Jewellery Group Ltd.	240,800	491,135
	Hong Kong Exchanges & Clearing Ltd.	89,890	5,415,127
Ω	JS Global Lifestyle Co. Ltd.	114,500	212,039
	Man Wah Holdings Ltd.	120,400	186,336
	NagaCorp Ltd.	54,000	49,563
	Prada SpA	68,400	431,129
*	Sands China Ltd.	10,400	23,703
#	SITC International Holdings Co. Ltd.	108,000	365,023
	Techtronic Industries Co. Ltd.	171,500	3,523,511
#*	Wynn Macau Ltd.	92,000	82,273
	Xinyi Glass Holdings Ltd.	96,000	270,523

TOTAL HONG KONG			14,880,918

IRELAND — (0.6%)
	Kerry Group PLC, Class A	5,616	753,547
	Kingspan Group PLC	11,512	1,325,319
	Smurfit Kappa Group PLC	34,029	1,783,684

TOTAL IRELAND			3,862,550

ISRAEL — (0.4%)
*	Bezeq The Israeli Telecommunication Corp. Ltd.	98,235	123,222
	Elbit Systems Ltd.	318	50,127
#	Elbit Systems Ltd.	1,614	256,319
	ICL Group Ltd.	32,913	282,064
	Maytronics Ltd.	4,062	96,019
	Mizrahi Tefahot Bank Ltd.	4,216	153,399
#*	Nice Ltd., Sponsored ADR	1,919	543,116
*	Nova Ltd.	1,973	210,684
	Shapir Engineering & Industry Ltd.	9,190	75,226
*	Shikun & Binui Ltd.	23,045	137,066
	Shufersal Ltd.	16,148	133,738
	Strauss Group Ltd.	4,186	123,039
*	Tower Semiconductor Ltd.	4,828	153,868
*	Tower Semiconductor Ltd.	9,492	310,786

TOTAL ISRAEL			2,648,673

ITALY — (1.7%)
	Amplifon SpA	15,064	766,581
	CNH Industrial NV	61,000	1,050,759
	DiaSorin SpA	1,542	348,591
	Enel SpA	312,320	2,614,675
	Ferrari NV	5,787	1,373,226
	Ferrari NV	7,617	1,806,524
*	FinecoBank Banca Fineco SpA	12,945	247,221

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
ITALY — (Continued)
Moncler SpA	29,895	$2,151,375
Recordati Industria Chimica e Farmaceutica SpA	11,853	742,673
Snam SpA	132,029	747,784
Stellantis NV	9,300	185,442

TOTAL ITALY		12,034,851

JAPAN — (20.1%)
Advantest Corp.	30,600	2,508,830
Aeon Co. Ltd.	55,400	1,274,457
Ajinomoto Co., Inc.	31,300	937,143
Anritsu Corp.	13,500	223,863
Asahi Group Holdings Ltd.	4,800	217,825
Asahi Intecc Co. Ltd.	21,900	577,270
Asics Corp.	7,900	196,879
Bandai Namco Holdings, Inc.	14,200	1,085,143
BayCurrent Consulting, Inc.	1,600	664,032
Benefit One, Inc.	11,300	570,272
Calbee, Inc.	8,400	216,430
Capcom Co. Ltd.	17,800	479,094
Chugai Pharmaceutical Co. Ltd.	40,100	1,499,313
Cosmos Pharmaceutical Corp	2,400	366,761
Create SD Holdings Co. Ltd.	2,400	73,781
CyberAgent, Inc.	77,600	1,300,230
Daifuku Co. Ltd.	7,751	713,552
Daikin Industries Ltd.	14,000	3,066,206
Daito Trust Construction Co. Ltd.	16,300	2,020,940
Disco Corp.	1,400	377,437
DMG Mori Co. Ltd.	800	13,777
Fancl Corp.	6,800	206,162
Fast Retailing Co. Ltd.	5,000	3,319,088
Food & Life Cos. Ltd.	18,400	797,519
FP Corp.	7,800	264,865
Fuji Kyuko Co. Ltd.	1,799	72,476
Fujitsu General Ltd.	6,000	147,132
Fujitsu Ltd.	20,500	3,543,008
GMO internet, Inc.	13,800	381,076
GMO Payment Gateway, Inc.	7,700	975,561
Goldwin, Inc.	3,500	211,782
Hakuhodo DY Holdings, Inc.	28,200	459,761
Hamamatsu Photonics KK	5,000	296,762
Hikari Tsushin, Inc.	2,929	451,517
Hitachi Ltd.	11,800	679,970
Hitachi Transport System Ltd.	3,700	145,766
Hoya Corp.	21,900	3,223,865
Infomart Corp.	22,800	222,490
Information Services International-Dentsu Ltd.	1,800	62,977
Internet Initiative Japan, Inc.	8,900	311,396
Ito En Ltd.	8,100	539,506
Itochu Techno-Solutions Corp.	7,400	233,761
Japan Exchange Group, Inc.	56,900	1,347,281
Japan Tobacco, Inc.	64,600	1,268,174
# Jeol Ltd.	2,400	181,892
Justsystems Corp.	4,500	232,588
Kakaku.com, Inc.	23,100	766,572
Kao Corp.	44,000	2,488,993
Katitas Co. Ltd.	900	32,862
KDDI Corp.	199,200	6,091,533
Kikkoman Corp.	10,600	866,975
Kirin Holdings Co. Ltd.	9,200	160,134

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kobayashi Pharmaceutical Co. Ltd.	300	$24,020
#	Kobe Bussan Co. Ltd.	21,000	723,380
	Koito Manufacturing Co. Ltd.	3,400	192,910
	Konami Holdings Corp.	9,800	539,299
	Kurita Water Industries Ltd.	4,500	222,262
	Kusuri no Aoki Holdings Co. Ltd.	3,000	199,696
	Lasertec Corp.	13,600	2,950,052
	Lawson, Inc.	12,800	619,003
	Lion Corp.	17,200	286,455
	M3, Inc.	24,000	1,414,327
	Matsumotokiyoshi Holdings Co. Ltd.	2,500	110,849
#	McDonald’s Holdings Co. Japan Ltd.	7,600	339,656
	MEIJI Holdings Co. Ltd.	16,300	1,028,672
	Menicon Co. Ltd.	2,800	105,124
	Minebea Mitsumi, Inc.	66,900	1,693,709
	MISUMI Group, Inc.	18,300	765,374
	Mitsui High-Tec, Inc.	200	15,448
	MonotaRO Co. Ltd.	46,200	1,052,979
	Murata Manufacturing Co. Ltd.	33,400	2,477,564
	NET One Systems Co. Ltd.	10,800	354,168
	Nichirei Corp.	18,700	455,447
	Nidec Corp.	5,600	620,244
	Nifco, Inc.	6,500	207,347
	Nihon M&A Center, Inc.	53,000	1,627,332
	Nihon Unisys Ltd.	16,800	472,026
	Nintendo Co. Ltd.	8,200	3,621,587
	Nippon Sanso Holdings Corp.	32,400	764,917
	Nippon Yusen KK	13,800	994,390
	Nissan Chemical Corp.	18,200	1,012,987
	Nissin Foods Holdings Co. Ltd.	900	68,796
	Nitori Holdings Co. Ltd.	4,400	808,326
	NOF Corp.	2,200	110,410
	Nomura Research Institute Ltd.	22,130	885,954
	NS Solutions Corp.	3,500	117,647
	NTT Data Corp.	67,000	1,344,075
	Obic Co. Ltd.	1,300	240,401
	Olympus Corp.	102,000	2,209,630
	Ono Pharmaceutical Co. Ltd.	3,100	65,043
	Open House Co. Ltd.	14,200	905,577
	Oracle Corp.	4,400	416,347
	Otsuka Corp.	12,800	630,483
	Pan Pacific International Holdings Corp.	48,900	1,026,748
*	Park24 Co. Ltd.	23,500	359,967
*	PeptiDream, Inc	2,700	65,265
	Persol Holdings Co. Ltd.	41,500	1,115,464
	Pigeon Corp.	18,600	430,705
	Rakus Co. Ltd.	4,700	148,964
	Recruit Holdings Co. Ltd.	84,200	5,600,900
	Relo Group, Inc.	18,500	384,797
*	Renesas Electronics Corp.	130,700	1,607,796
*	RENOVA, Inc.	5,000	219,954
	Rohto Pharmaceutical Co. Ltd.	7,500	229,153
	Ryohin Keikaku Co. Ltd.	43,700	861,163
	SCREEN Holdings Co. Ltd.	1,500	139,424
	SCSK Corp.	27,000	546,401
	Seria Co. Ltd.	4,500	148,562
	SG Holdings Co. Ltd.	19,000	477,111
	Sharp Corp.	56,233	663,279
*	SHIFT, Inc.	500	115,310

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shimadzu Corp.	22,800	$926,301
	Shimano, Inc.	2,800	781,238
	Shin-Etsu Chemical Co. Ltd.	18,400	3,281,328
	Shinko Electric Industries Co. Ltd.	5,400	217,551
	Ship Healthcare Holdings, Inc.	13,200	346,716
	Shiseido Co. Ltd.	14,100	940,850
*	Skylark Holdings Co. Ltd.	50,300	681,544
	SMS Co. Ltd.	13,000	504,379
	Softbank Corp.	164,100	2,239,912
	Sohgo Security Services Co. Ltd.	7,500	320,878
	Sony Group Corp.	110,200	12,760,751
	Square Enix Holdings Co. Ltd.	8,000	438,240
	Sugi Holdings Co. Ltd.	3,600	257,765
	SUMCO Corp.	53,900	1,029,954
	Sundrug Co. Ltd.	9,500	278,028
	Suntory Beverage & Food Ltd.	1,300	50,443
	Sysmex Corp.	13,500	1,673,876
	Systena Corp.	4,600	85,007
	Taiyo Yuden Co. Ltd.	31,700	1,606,760
	TechnoPro Holdings, Inc.	20,100	642,381
	Terumo Corp.	20,900	922,020
	TIS, Inc.	23,700	645,656
#	Toei Animation Co. Ltd.	600	93,170
	Tokyo Electron Ltd.	13,700	6,384,651
	Toshiba TEC Corp.	7,100	279,537
	TOTO Ltd.	11,899	574,892
	Trend Micro, Inc.	22,600	1,277,360
	Tsuruha Holdings, Inc.	5,500	678,398
	Unicharm Corp.	11,500	465,092
	USS Co. Ltd.	32,200	519,009
	Welcia Holdings Co. Ltd.	18,000	671,965
	Workman Co. Ltd.	2,000	106,340
	Yamato Holdings Co. Ltd.	13,500	331,873
	Yaoko Co. Ltd.	3,100	184,522
	Yaskawa Electric Corp.	16,600	718,980
	Zenkoku Hosho Co. Ltd.	9,400	454,251
	Zensho Holdings Co. Ltd.	16,600	383,404
	ZOZO, Inc.	24,900	799,254

TOTAL JAPAN			139,755,831

NETHERLANDS — (3.8%)
*Ω	Adyen NV	480	1,448,309
	ASML Holding NV	3,091	2,512,673
	ASML Holding NV	19,906	16,181,189
*Ω	GrandVision NV	5,904	193,744
	Stellantis NV	10,295	205,282
	Wolters Kluwer NV	59,069	6,185,613

TOTAL NETHERLANDS			26,726,810

NEW ZEALAND — (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	24,078	539,431
	Mainfreight Ltd.	304	19,590
	Spark New Zealand Ltd.	249,144	815,616

TOTAL NEW ZEALAND			1,374,637

NORWAY — (0.8%)
	AF Gruppen ASA	3,894	90,819
#	Aker BP ASA	20,482	785,933

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Atea ASA	13,621	$254,522
	Bakkafrost P/F	2,735	252,998
	Borregaard ASA	9,955	241,742
	Gjensidige Forsikring ASA	7,234	180,117
	Kongsberg Gruppen ASA	5,608	184,038
	Leroy Seafood Group ASA	11,780	107,100
	Mowi ASA	31,193	904,509
*	Nordic Semiconductor ASA	9,037	268,491
	Salmar ASA	3,163	241,307
Ω	Scatec ASA	5,020	99,019
	Telenor ASA	59,542	940,793
	Tomra Systems ASA	13,193	852,673
	Veidekke ASA	6,402	92,253

TOTAL NORWAY			5,496,314

PORTUGAL — (0.1%)
	EDP Renovaveis SA	1,231	34,282
	Galp Energia SGPS SA	3,906	40,575
	Jeronimo Martins SGPS SA	14,536	329,308

TOTAL PORTUGAL			404,165

SINGAPORE — (0.6%)
#	Dairy Farm International Holdings Ltd.	48,900	174,711
	DBS Group Holdings Ltd.	69,712	1,629,020
	Singapore Exchange Ltd.	121,500	871,970
	Singapore Technologies Engineering Ltd.	196,300	557,458
	Singapore Telecommunications Ltd.	30,500	56,585
	Singapore Telecommunications Ltd.	10,900	20,099
	United Overseas Bank Ltd.	3,723	74,007
	Venture Corp. Ltd.	34,900	487,494
	Wilmar International Ltd.	13,300	42,522

TOTAL SINGAPORE			3,913,866

SPAIN — (1.6%)
	ACS Actividades de Construccion y Servicios SA	36,054	944,961
*Ω	Aena SME SA	5,761	946,166
*	Amadeus IT Group SA	2,236	149,584
Ω	Cellnex Telecom SA	15,908	978,337
	Endesa SA	39,134	902,536
	Ferrovial SA	19,926	629,015
	Grifols SA	30,104	689,524
	Iberdrola SA	157,449	1,860,918
	Industria de Diseno Textil SA	61,458	2,226,269
	Telefonica SA	373,689	1,623,177

TOTAL SPAIN			10,950,487

SWEDEN — (2.9%)
	AAK AB	9,348	204,461
	AddLife AB, Class B	1,957	79,951
	AddTech AB, Class B	33,781	755,755
	Alfa Laval AB	10,049	431,050
	Arjo AB, Class B	12,295	167,670
	Assa Abloy AB, Class B	46,634	1,368,365
#	Atlas Copco AB, Class A	63,342	4,079,142
#	Atlas Copco AB, Class B	37,577	2,036,441
	Avanza Bank Holding AB	18,298	727,449
	Axfood AB	16,520	405,040

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Beijer Ref AB, Class B	25,206	$517,251
	Elekta AB, Class B	45,561	530,532
	Epiroc AB, Class A	38,561	959,454
	Epiroc AB, Class B	24,352	517,330
Ω	Evolution AB	6,082	987,363
	Getinge AB, Class B	5,141	230,069
#	H & M Hennes & Mauritz AB, Class B	62,759	1,180,674
	Indutrade AB	25,983	757,442
	Kindred Group PLC	38,599	542,404
	Lifco AB, Class B	20,920	609,991
	Medicover AB, Class B	3,768	114,238
	Nibe Industrier AB, Class B	14,060	209,124
	Nolato AB, Class B	7,760	102,598
	Sectra AB, Class B	3,210	78,120
	Sweco AB, Class B	19,191	305,585
	Telefonaktiebolaget LM Ericsson, Class A	1,519	16,642
	Telefonaktiebolaget LM Ericsson, Class B	145,950	1,593,103
Ω	Thule Group AB	13,879	801,936

TOTAL SWEDEN			20,309,180

SWITZERLAND — (9.2%)
	EMS-Chemie Holding AG	124	122,999
	Geberit AG	5,082	3,968,801
	Kuehne + Nagel International AG	13,649	4,298,758
#	Logitech International SA	19,929	1,654,705
	Nestle SA	80,928	10,674,984
	Partners Group Holding AG	2,289	3,998,778
	Roche Holding AG	2,118	911,000
	Roche Holding AG	54,937	21,282,262
	SGS SA	1,431	4,236,503
	Sika AG	30,158	10,216,916
	Temenos AG	14,830	2,270,421

TOTAL SWITZERLAND			63,636,127

UNITED KINGDOM — (13.8%)
	Admiral Group PLC	34,875	1,369,965
	Antofagasta PLC	5,605	109,327
	Ashtead Group PLC	91,718	7,686,897
	AstraZeneca PLC, Sponsored ADR	107,948	6,733,796
	AstraZeneca PLC	15,702	1,964,341
Ω	Auto Trader Group PLC	77,550	642,923
	B&M European Value Retail SA	101,233	877,055
	BAE Systems PLC	348,498	2,627,731
#	BHP Group PLC, ADR	13,280	703,574
	BHP Group PLC	71,676	1,893,076
	Bunzl PLC	26,066	963,402
	Burberry Group PLC	61,566	1,627,132
	CNH Industrial NV	51,696	883,810
*	Compass Group PLC	6,978	148,071
	Croda International PLC	2,490	322,314
#	Diageo PLC, Sponsored ADR	25,948	5,181,037
	Diageo PLC	14,605	726,623
	Evraz PLC	83,618	710,251
	Experian PLC	123,602	5,667,300
	Ferguson PLC	24,257	3,649,728
*	Frasers Group PLC	12,699	111,936
	Games Workshop Group PLC	5,149	680,090
#	GlaxoSmithKline PLC, Sponsored ADR	172,845	7,316,529

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Hargreaves Lansdown PLC	46,044	$968,902
Hikma Pharmaceuticals PLC	5,157	169,985
HomeServe PLC	29,783	347,910
Howden Joinery Group PLC	88,429	1,113,166
IMI PLC	8,741	195,203
Imperial Brands PLC	190,420	4,018,085
#* InterContinental Hotels Group PLC, ADR	6,985	495,052
Intertek Group PLC	27,700	1,855,011
* ITV PLC	223,671	329,199
JD Sports Fashion PLC	72,764	1,084,539
Next PLC	24,843	2,707,624
Reckitt Benckiser Group PLC	18,556	1,506,428
RELX PLC, Sponsored ADR	13,140	409,837
RELX PLC	57,560	1,784,785
RELX PLC	71,813	2,227,635
Rentokil Initial PLC	174,114	1,401,434
Rightmove PLC	159,472	1,507,419
Rio Tinto PLC	31,966	1,993,127
# Rio Tinto PLC, Sponsored ADR	43,071	2,725,102
Softcat PLC	9,139	242,891
Spirax-Sarco Engineering PLC	7,219	1,541,036
SSE PLC	189,291	4,262,756
St. James’s Place PLC	38,474	831,147
Unilever PLC, Sponsored ADR	182,457	9,776,046
Unilever PLC	712	38,122

TOTAL UNITED KINGDOM		96,129,349

TOTAL COMMON STOCKS		656,846,280

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
FUCHS PETROLUB SE	1,006	48,249
Sartorius AG	3,953	2,560,506

TOTAL GERMANY		2,608,755

TOTAL INVESTMENT SECURITIES (Cost $432,012,420)		659,455,035

		Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	3,044,467	35,224,484

TOTAL INVESTMENTS — (100.0%) (Cost $467,232,456)		$694,679,519

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,008,233	$38,099,400	—	$39,107,633
Austria	—	963,567	—	963,567
Belgium	109,890	5,856,406	—	5,966,296
Canada	63,503,492	—	—	63,503,492
Denmark	—	17,401,334	—	17,401,334

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$7,255,119	—	$7,255,119
France	$207,044	68,251,129	—	68,458,173
Germany	749,526	51,317,382	—	52,066,908
Hong Kong	—	14,880,918	—	14,880,918
Ireland	—	3,862,550	—	3,862,550
Israel	953,303	1,695,370	—	2,648,673
Italy	1,991,966	10,042,885	—	12,034,851
Japan	—	139,755,831	—	139,755,831
Netherlands	16,386,471	10,340,339	—	26,726,810
New Zealand	—	1,374,637	—	1,374,637
Norway	—	5,496,314	—	5,496,314
Portugal	—	404,165	—	404,165
Singapore	—	3,913,866	—	3,913,866
Spain	—	10,950,487	—	10,950,487
Sweden	—	20,309,180	—	20,309,180
Switzerland	1,654,705	61,981,422	—	63,636,127
United Kingdom	33,340,973	62,788,376	—	96,129,349
Preferred Stocks
Germany	—	2,608,755	—	2,608,755
Securities Lending Collateral	—	35,224,484	—	35,224,484

TOTAL	$119,905,603	$574,773,916	—	$694,679,519

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (7.0%)
*	3P Learning Ltd.	20,996	$22,174
	Accent Group Ltd.	55,816	104,504
	Adairs Ltd.	38,242	106,735
*	Alkane Resources Ltd.	28,942	19,415
	ALS Ltd.	45,102	452,364
	Altium Ltd.	23,266	648,113
	Appen Ltd.	14,348	116,915
	ARB Corp. Ltd.	18,053	664,907
#*	Archer Materials Ltd.	21,349	23,634
*	Ardent Leisure Group Ltd.	58,767	66,433
	AUB Group Ltd.	16,772	276,425
#*	Audinate Group Ltd.	6,362	40,738
	Australian Ethical Investment Ltd.	14,327	148,053
	Australian Finance Group Ltd.	35,936	71,425
*	Australian Strategic Materials Ltd.	12,772	102,629
	Baby Bunting Group Ltd.	24,959	111,234
*	Bannerman Energy Ltd.	93,651	22,915
	Bapcor Ltd.	51,300	309,423
	Beacon Lighting Group Ltd.	13,927	22,943
*	Bellevue Gold Ltd.	105,966	68,221
	Blackmores Ltd.	3,600	256,938
	Breville Group Ltd.	22,600	503,027
	BSA Ltd.	40,239	9,090
*	Calix Ltd.	18,956	74,285
*	Capricorn Metals Ltd.	20,315	39,242
	Carsales.com Ltd.	56,457	1,056,544
*	Champion Iron Ltd.	82,726	276,326
*	City Chic Collective Ltd.	31,772	148,680
	Class Ltd.	11,009	24,218
	Clinuvel Pharmaceuticals Ltd.	8,616	252,485
#	Clover Corp. Ltd.	41,094	49,642
*	Cobalt Blue Holdings Ltd.	50,475	16,599
	Codan Ltd.	29,274	223,229
	Collins Foods Ltd.	26,555	257,812
*	Corporate Travel Management Ltd.	15,251	282,560
	Credit Corp. Group Ltd.	14,234	338,594
	Data#3 Ltd.	32,737	140,295
*	Deep Yellow Ltd.	52,292	39,482
	Deterra Royalties Ltd.	93,166	274,040
#	Dicker Data Ltd.	9,707	110,069
	Domain Holdings Australia Ltd.	47,787	207,573
	Eagers Automotive Ltd.	29,034	326,206
#*	Ecograf Ltd.	40,823	18,909
*	EML Payments Ltd.	11,907	26,716
*	Energy Resources of Australia Ltd.	44,404	13,717
*	Experience Co. Ltd.	36,086	9,805
*	Freelancer Ltd.	12,946	7,088
*	Galan Lithium Ltd.	32,533	31,013
#*	Genetic Signatures Ltd.	10,079	10,549
	GR Engineering Services Ltd.	8,809	11,688
	GUD Holdings Ltd.	22,041	203,999
	GWA Group Ltd.	52,146	107,044
	Hansen Technologies Ltd.	41,024	195,903
#	HUB24 Ltd.	13,305	319,649
	Imdex Ltd.	71,768	155,085
	Infomedia Ltd.	103,163	107,460
#	Inghams Group Ltd.	77,027	216,066

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Integral Diagnostics Ltd.	30,331	$107,264
*	Integrated Research Ltd.	30,886	35,395
	InvoCare Ltd.	33,241	284,803
*	ioneer Ltd.	196,864	101,886
	IPH Ltd.	47,938	311,369
	IRESS Ltd.	44,874	409,086
	Johns Lyng Group Ltd.	22,819	111,531
	Jumbo Interactive Ltd.	9,248	116,676
#	Kogan.com Ltd.	14,419	108,695
*	Legend Mining Ltd.	253,045	12,939
#	Lifestyle Communities Ltd.	18,947	312,822
	Lovisa Holdings Ltd.	10,487	172,857
*	Lynas Rare Earths Ltd.	222,695	1,242,304
	MA Financial Group Ltd.	9,129	56,325
*	Macquarie Telecom Group Ltd.	1,743	93,490
	McMillan Shakespeare Ltd.	16,320	168,867
*	Medical Developments International Ltd.	7,764	28,818
*	Metals X Ltd.	36,340	9,913
	Metcash Ltd.	78,291	241,290
*	Mincor Resources NL	38,370	39,845
	MNF Group Ltd.	6,395	34,311
#*	Musgrave Minerals Ltd.	67,943	19,698
*	Nanosonics Ltd.	48,443	217,708
*	Nearmap Ltd.	86,501	144,896
	Netwealth Group Ltd.	23,135	304,059
	nib holdings Ltd.	102,149	514,365
	Nick Scali Ltd.	16,734	182,450
	Objective Corp. Ltd.	3,702	58,299
	OFX Group Ltd.	60,218	72,227
*	Omni Bridgeway Ltd.	31,708	74,512
*	Orocobre Ltd.	43,781	295,670
	Orora Ltd.	132,734	332,054
	Over the Wire Holdings Ltd.	4,954	20,156
	Pact Group Holdings Ltd.	30,491	71,255
	People Infrastructure Ltd.	9,481	31,694
*	Pilbara Minerals Ltd.	46,053	77,234
	Pinnacle Investment Management Group Ltd.	2,744	35,688
	Platinum Asset Management Ltd.	71,391	164,862
#*	PPK Group Ltd.	2,600	25,639
#*	Praemium Ltd.	79,053	71,280
	Premier Investments Ltd.	17,037	395,397
	Pro Medicus Ltd.	10,867	438,847
	PSC Insurance Group Ltd.	13,507	46,558
	PWR Holdings Ltd.	13,055	92,923
*	ReadyTech Holdings Ltd.	8,869	25,236
#*	Redbubble Ltd.	40,418	126,927
#	Regis Healthcare Ltd.	15,342	22,701
#	Resimac Group Ltd.	19,239	24,855
*	RPMGlobal Holdings Ltd.	33,161	48,939
#*	Rumble Resources Ltd.	53,555	18,139
	SeaLink Travel Group Ltd.	2,467	13,667
*	Seven West Media Ltd.	153,225	52,867
	SmartGroup Corp. Ltd.	25,725	155,735
	Steadfast Group Ltd.	194,517	684,367
#*	Strike Energy Ltd.	18,182	2,337
	Technology One Ltd.	59,041	548,272
#*	Temple & Webster Group Ltd.	12,977	125,028
*	West African Resources Ltd.	100,980	98,116

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	West African Resources Ltd.	11,551	$11,296

TOTAL AUSTRALIA			19,387,266

AUSTRIA — (1.2%)
	ANDRITZ AG	20,951	1,189,985
	AT&S Austria Technologie & Systemtechnik AG	6,862	263,300
	Mayr Melnhof Karton AG	478	94,084
	Oesterreichische Post AG	9,331	393,943
	Palfinger AG	3,871	171,041
	Rosenbauer International AG	568	31,043
	Semperit AG Holding	1,961	66,199
	Telekom Austria AG, Class A	45,960	397,095
	Wienerberger AG	23,545	833,506

TOTAL AUSTRIA			3,440,196

BELGIUM — (1.2%)
	Barco NV	7,499	169,024
*	bpost SA	19,051	163,216
	D’ieteren Group	251	43,279
	Econocom Group SA/NV	26,025	110,033
	Etablissements Franz Colruyt NV	10,026	492,255
	Fagron	15,369	266,524
	Ion Beam Applications	4,277	84,250
*	Kinepolis Group NV	2,884	181,665
	Lotus Bakeries NV	79	524,451
	Melexis NV	4,070	469,419
	Orange Belgium SA	1,755	39,793
	Proximus SADP	29,477	555,098
	Recticel SA	10,529	194,454
	Resilux	219	45,537
	Van de Velde NV	982	34,101
	VGP NV	317	81,987

TOTAL BELGIUM			3,455,086

CANADA — (10.1%)
	Absolute Software Corp.	6,141	69,025
*	AcuityAds Holdings, Inc.	6,998	44,614
	AG Growth International, Inc.	1,500	32,967
	AirBoss of America Corp.	2,900	75,452
	Altius Minerals Corp.	7,200	91,978
	Altus Group Ltd.	10,149	532,298
	Andrew Peller Ltd., Class A	2,292	15,723
*	Aritzia, Inc.	21,226	835,937
*	ATS Automation Tooling Systems, Inc.	18,157	617,802
	Aura Minerals, Inc.	4,700	46,559
	B2Gold Corp.	22,636	93,713
#	Badger Infrastructure Solutions Ltd.	9,038	249,392
	Bird Construction, Inc.	10,300	83,891
#	Boralex, Inc., Class A	20,856	645,431
	Calian Group Ltd.	2,303	114,629
	Canacol Energy Ltd.	33,408	104,737
#*	Canada Goose Holdings, Inc.	7,500	278,159
#*	Canada Goose Holdings, Inc.	5,600	207,760
	CI Financial Corp.	51,572	1,175,955
	Cogeco Communications, Inc.	3,414	293,208
	Cogeco, Inc.	1,300	86,534
	Colliers International Group, Inc.	8,919	1,293,889
	Computer Modelling Group Ltd.	23,156	101,410

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Copper Mountain Mining Corp.	15,400	$47,285
	Corby Spirit & Wine Ltd.	2,600	37,479
*	Descartes Systems Group, Inc.	8,666	708,619
	ECN Capital Corp.	27,800	241,700
#	Element Fleet Management Corp.	10,500	114,112
	Endeavour Mining PLC	4,776	121,330
	Enghouse Systems Ltd.	10,214	442,942
#*	ERO Copper Corp.	17,559	327,600
	Evertz Technologies Ltd.	6,300	72,132
	Exchange Income Corp.	1,767	60,823
#	Extendicare, Inc.	22,325	130,602
	Fiera Capital Corp., Class A	19,381	166,311
	Finning International, Inc.	29,763	881,154
#	First Majestic Silver Corp.	27,600	349,683
#	First Majestic Silver Corp.	15,025	190,367
	First National Financial Corp.	4,137	139,226
#*	Fortuna Silver Mines, Inc.	20,690	100,308
*	GDI Integrated Facility Services, Inc.	2,311	97,493
#	Gibson Energy, Inc.	39,180	789,552
	goeasy Ltd.	1,930	302,444
#*	GoGold Resources, Inc.	19,328	53,724
*	Golden Star Resources Ltd.	18,296	57,212
*	Great Panther Mining Ltd.	38,806	17,559
#	Hardwoods Distribution, Inc.	500	16,722
*	Headwater Exploration, Inc.	3,279	12,982
	HLS Therapeutics, Inc.	4,400	67,550
*	IBI Group, Inc.	3,700	35,936
	Information Services Corp.	2,603	57,945
#	Innergex Renewable Energy, Inc.	31,440	523,323
	Intertape Polymer Group, Inc.	15,246	346,410
Ω	Jamieson Wellness, Inc.	11,906	366,627
*	Karora Resources, Inc.	18,429	65,818
	K-Bro Linen, Inc.	3,004	89,906
#	Keyera Corp.	1,300	33,319
*	Kinaxis, Inc.	6,150	954,502
#	Labrador Iron Ore Royalty Corp.	16,700	483,485
*	Largo Resources Ltd.	1,294	16,140
	LifeWorks, Inc.	16,900	436,838
*	Major Drilling Group International, Inc.	9,400	67,675
	Maverix Metals, Inc.	2,700	12,937
	Maverix Metals, Inc.	4,400	21,208
	Methanex Corp.	9,100	407,498
	MTY Food Group, Inc.	1,900	92,881
#	North American Construction Group Ltd.	1,900	32,699
	North West Co., Inc.	13,476	366,191
#	Parkland Corp.	30,653	891,899
	Pason Systems, Inc.	21,400	159,082
	PFB Corp.	586	10,606
	Pollard Banknote Ltd.	4,800	181,513
#	Premium Brands Holdings Corp., Class A	8,550	924,016
*	Pretium Resources, Inc.	39,533	478,191
*	Pulse Seismic, Inc.	14,400	23,504
#*	Real Matters, Inc.	18,438	134,829
*	Recipe Unlimited Corp.	5,900	92,295
	Richelieu Hardware Ltd.	13,797	487,064
#	Rogers Sugar, Inc.	19,062	86,869
*	Sandstorm Gold Ltd.	16,200	102,494
*	Sandstorm Gold Ltd.	21,300	134,829
#	Savaria Corp.	6,700	105,730

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Seabridge Gold, Inc.	2,400	$44,256
#	Sienna Senior Living, Inc.	12,904	147,954
*	Sierra Metals, Inc.	12,186	24,738
#Ω	Sleep Country Canada Holdings, Inc.	14,049	394,248
*Ω	Spin Master Corp.	7,140	247,154
	Sprott, Inc.	600	24,410
	Sprott, Inc.	2,779	112,855
	Stantec, Inc.	24,160	1,335,281
#	Stelco Holdings, Inc.	6,030	209,364
	Stella-Jones, Inc.	11,778	422,832
*	Steppe Gold Ltd.	3,300	3,520
*	SunOpta, Inc.	12,100	93,896
*	SunOpta, Inc.	2,100	16,290
#	Superior Plus Corp.	41,856	465,706
*	Taseko Mines Ltd.	20,947	44,176
*	Taseko Mines Ltd.	100	211
	TECSYS, Inc.	1,100	49,765
#*	TeraGo, Inc.	1,900	8,321
	TerraVest Industries, Inc.	2,300	48,226
	TFI International, Inc.	11,477	1,272,615
	Toromont Industries Ltd.	2,180	193,956
	TransAlta Corp.	2,696	30,249
	TransAlta Corp.	30,400	340,944
*	Trisura Group Ltd.	6,056	204,688
*	Victoria Gold Corp.	4,765	73,038
*	Viemed Healthcare, Inc.	4,100	23,493
*	Wall Financial Corp.	2,300	30,478
	Waterloo Brewing Ltd.	2,800	13,167
*	Wesdome Gold Mines Ltd.	36,700	330,051
#	Westshore Terminals Investment Corp.	3,100	67,055
	Whitecap Resources, Inc.	100,784	605,062
#	Winpak Ltd.	7,847	245,567

TOTAL CANADA			27,985,799

DENMARK — (1.9%)
#*	Asetek AS	3,236	16,342
*	Brodrene Hartmann AS	391	23,401
	cBrain AS	1,856	100,577
	Chemometec AS	4,044	613,219
	Gabriel Holding AS	71	7,070
	INVISIO AB	6,520	118,007
Ω	Netcompany Group AS	6,076	691,889
*	Nilfisk Holding AS	4,220	147,189
*	NTG Nordic Transport Group AS, Class A	2,887	236,043
	Royal Unibrew AS	12,828	1,593,563
	RTX AS	1,615	38,438
	SimCorp AS	9,777	1,183,939
	SP Group AS	1,516	93,911
	Topdanmark AS	9,263	491,596

TOTAL DENMARK			5,355,184

FINLAND — (2.2%)
	Alma Media Oyj	4,662	60,276
	Caverion Oyj	23,382	184,745
	Digia Oyj	2,369	18,905
	F-Secure Oyj	18,027	101,721
	Harvia Oyj	3,601	221,092
#	Kamux Corp.	6,613	102,614

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Lassila & Tikanoja Oyj	4,575	$71,895
	Marimekko Oyj	845	80,759
	Musti Group Oyj	342	13,453
	Neles Oyj	16,266	243,747
	Olvi Oyj, Class A	877	53,188
	Orion Oyj, Class A	6,336	273,349
	Orion Oyj, Class B	26,317	1,139,621
	Ponsse Oyj	2,284	117,531
*	QT Group Oyj	3,234	523,238
	Revenio Group Oyj	4,672	308,283
	Sanoma Oyj	15,828	246,389
	Talenom Oyj	4,516	72,380
	Tokmanni Group Corp.	11,861	269,872
	Uponor Oyj	12,694	310,068
	Vaisala Oyj, Class A	5,135	272,701
#	Valmet Oyj	30,958	1,256,771
	Verkkokauppa.com Oyj	4,773	39,091

TOTAL FINLAND			5,981,689

FRANCE — (4.6%)
	ABC arbitrage	6,324	52,092
	Albioma SA	5,819	228,914
	Alten SA	5,251	846,148
*	ATEME SA	2,247	36,132
	Aubay	1,736	107,668
	Bastide le Confort Medical	726	36,847
*	Beneteau SA	5,501	83,979
	Bigben Interactive	2,105	39,941
*	Cegedim SA	1,355	40,611
	Chargeurs SA	2,903	86,253
#*	Claranova SADIR	2,289	14,295
	Delta Plus Group	190	20,757
*	Derichebourg SA	17,829	202,899
*	Devoteam SA	78	15,173
*	Eramet SA	1,620	135,384
*	ESI Group	840	67,406
Ω	Euronext NV	14,272	1,605,663
	Faurecia SE	14,645	764,879
	Gaztransport Et Technigaz SA	4,748	392,472
*	ID Logistics Group	627	230,559
	Infotel SA	775	44,722
	Ipsen SA	5,550	574,391
	IPSOS	1,066	49,961
*	JCDecaux SA	16,146	421,254
	Kaufman & Broad SA	3,850	154,461
*	Lagardere SA	9,564	252,844
	Lectra	5,622	235,538
	Linedata Services	871	38,397
	LNA Sante SA	963	55,362
Ω	Maisons du Monde SA	2,879	65,315
	Manitou BF SA	731	24,846
	Metropole Television SA	3,686	81,251
	Nexans SA	2,993	300,298
	Pharmagest Interactive	660	72,434
	Robertet SA	72	79,057
	Seche Environnement SA	494	39,095
	Societe BIC SA	1,413	82,136
	Societe pour l’Informatique Industrielle	2,187	99,600
*	SOITEC	5,735	1,526,949

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Somfy SA	1,722	$338,058
	Sopra Steria Group SACA	3,038	597,324
	SPIE SA	22,426	545,334
	Stef SA	89	11,140
	Sword Group	960	46,899
	Synergie SE	615	28,389
*	Technicolor SA	18,839	60,386
*	Technip Energies NV	1,765	27,164
	Thermador Groupe	783	89,011
	Trigano SA	1,989	373,361
	Valeo	25,805	758,204
Ω	Verallia SA	6,415	237,500
	Vetoquinol SA	139	23,771
	Virbac SA	726	367,975
	Wavestone	2,019	111,187
*	Xilam Animation SA	224	10,473

TOTAL FRANCE			12,832,159

GERMANY — (7.0%)
	Adesso SE	363	80,944
	AIXTRON SE	3,384	80,369
	All for One Group SE	457	36,053
	Allgeier SE	1,456	47,722
	Amadeus Fire AG	818	188,989
	Atoss Software AG	1,284	290,556
	Basler AG	1,125	207,366
	Bechtle AG	18,405	1,380,628
Ω	Befesa SA	6,574	489,103
	bet-at-home.com AG	1,082	22,107
	CANCOM SE	5,045	348,786
	CENIT AG	2,561	42,990
	Cewe Stiftung & Co. KGAA	1,373	191,860
	CompuGroup Medical SE & Co. KgaA	5,846	488,673
*	CTS Eventim AG & Co. KGaA	6,120	445,111
#*	Delticom AG	1,954	18,987
	Dermapharm Holding SE	3,233	325,184
	Eckert & Ziegler Strahlen- und Medizintechnik AG	3,871	579,633
	Encavis AG	14,714	308,345
	Energiekontor AG	1,600	144,345
*	Evotec SE	28,193	1,366,653
	Fabasoft AG	987	38,252
	Fielmann AG	6,622	436,679
	First Sensor AG	624	31,723
#*	flatexDEGIRO AG	13,188	299,574
	FUCHS PETROLUB SE	7,669	282,537
	GEA Group AG	18,828	927,301
#	Gerresheimer AG	7,285	668,418
	GFT Technologies SE	2,327	109,732
	Hawesko Holding AG	669	45,411
*	Heidelberger Druckmaschinen AG	19,067	49,027
	Hugo Boss AG	9,837	615,966
*	Hypoport SE	855	526,366
	IVU Traffic Technologies AG	2,797	65,319
	KPS AG	1,655	9,241
	KWS Saat SE & Co. KGaA	398	33,975
	Leifheit AG	1,368	54,896
#	LPKF Laser & Electronics AG	3,833	85,004
*	Manz AG	389	20,332
*	Nagarro SE	1,456	292,927

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Nemetschek SE	5,427	$623,110
	New Work SE	795	194,075
	Nexus AG	3,982	347,837
	OHB SE	1,179	51,651
	Pfeiffer Vacuum Technology AG	547	136,540
#	ProSiebenSat.1 Media SE	39,832	667,215
	PSI Software AG	1,942	93,738
*	PVA TePla AG	3,324	151,552
#	S&T AG	11,967	287,569
	Secunet Security Networks AG	276	144,878
#	Siltronic AG	4,725	737,148
*	Sixt SE	3,091	532,926
#	SMA Solar Technology AG	772	40,818
#*	SNP Schneider-Neureither & Partner SE	192	9,928
	Stabilus SA	6,287	472,113
	STRATEC SE	1,450	231,578
	Stroeer SE & Co. KGaA	6,860	581,790
*	SUESS MicroTec SE	2,259	59,406
	Traffic Systems SE	907	47,346
	USU Software AG	398	11,270
#*	va-Q-tec AG	366	11,595
#	Varta AG	3,773	581,447
	VERBIO Vereinigte BioEnergie AG	4,419	351,359
	Wacker Chemie AG	2,690	486,101
	Washtec AG	2,997	195,026
*	Westwing Group AG	1,847	57,934
*	zooplus AG	1,192	659,285

TOTAL GERMANY			19,442,319

HONG KONG — (2.0%)
#*	Aidigong Maternal & Child Health Ltd.	396,000	45,816
	ASM Pacific Technology Ltd.	53,800	582,138
*	Ban Loong Holdings Ltd.	566,000	20,005
	Best Mart 360 Holdings Ltd.	42,000	9,867
	BOE Varitronix Ltd.	19,000	21,315
††	Brightoil Petroleum Holdings Ltd.	408,000	14,751
	Cafe de Coral Holdings Ltd.	80,000	145,982
#	CGN Mining Co. Ltd.	125,000	16,359
	CMBC Capital Holdings Ltd.	2,170,000	26,433
#	C-Mer Eye Care Holdings Ltd.	80,000	77,926
	Convenience Retail Asia Ltd.	132,000	13,048
	EC Healthcare	54,000	77,672
	EuroEyes International Eye Clinic Ltd.	8,000	10,191
	Fairwood Holdings Ltd.	25,500	54,119
	FSE Lifestyle Services Ltd.	14,000	11,969
#	Gold Financial Holdings Ltd.	214,000	0
*	HK Asia Holdings Ltd.	14,000	7,557
	HKBN Ltd.	137,000	164,143
*	Hong Kong ChaoShang Group Ltd.	208,000	23,853
#	Hong Kong Technology Venture Co. Ltd.	101,000	152,011
	Huasheng International Holding Ltd.	38,000	6,184
*	Hypebeast Ltd.	147,500	21,720
	IGG, Inc.	211,000	196,182
	International Housewares Retail Co. Ltd.	77,000	26,729
	Karrie International Holdings Ltd.	126,000	25,577
*	Lifestyle International Holdings Ltd.	63,000	32,969
	L’Occitane International SA.	87,000	311,173
	Man Wah Holdings Ltd.	25,600	39,620
#	MECOM Power & Construction Ltd.	143,999	66,605

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Modern Dental Group Ltd.	47,000	$39,866
	NagaCorp Ltd.	264,000	242,309
	Nissin Foods Co. Ltd.	26,000	19,352
	Pacific Textiles Holdings Ltd.	151,000	75,411
	PCCW Ltd.	694,687	357,645
	Pentamaster International Ltd.	114,000	16,391
	Perfect Medical Health Management Ltd.	104,000	78,868
	Plover Bay Technologies Ltd.	56,000	20,335
*Ω	Razer, Inc.	698,000	167,660
*	Sa Sa International Holdings Ltd.	102,000	22,287
	SITC International Holdings Co. Ltd.	232,000	784,123
	Solomon Systech International Ltd.	206,000	20,030
	SUNeVision Holdings Ltd.	174,000	159,757
*	Theme International Holdings Ltd.	610,000	74,535
	Tradelink Electronic Commerce Ltd.	178,000	25,597
*	Trendzon Holdings Group Ltd.	116,000	14,462
††	Untrade Mh Development NPV	80,000	2,236
	Value Partners Group Ltd.	196,000	100,335
#	Vitasoy International Holdings Ltd.	186,000	448,347
*	Vobile Group Ltd.	234,000	205,885
	VSTECS Holdings Ltd.	100,000	94,370
	VTech Holdings Ltd.	41,900	322,649
#	Zensun Enterprises Ltd.	36,999	21,027
*	Zhaobangji Properties Holdings Ltd.	560,000	34,909

TOTAL HONG KONG			5,550,300

IRELAND — (0.4%)
	Cairn Homes PLC	114,086	148,110
*	Datalex PLC	14,290	14,700
*	FBD Holdings PLC	6,766	64,465
	Glanbia PLC	46,374	757,338
*	Irish Continental Group PLC	36,636	180,120

TOTAL IRELAND			1,164,733

ISRAEL — (1.5%)
	Arad Ltd.	1,934	28,874
	AudioCodes Ltd.	6,111	216,574
*	Camtek Ltd.	4,244	170,467
	Danel Adir Yeoshua Ltd.	1,247	263,772
	Delek Automotive Systems Ltd.	1,191	15,594
	Duniec Brothers Ltd.	907	50,437
	Electra Consumer Products 1970 Ltd.	1,574	73,961
	Electra Ltd.	316	208,226
	Energix-Renewable Energies Ltd.	8,826	41,540
#*	Enlight Renewable Energy Ltd.	114,785	282,982
	FMS Enterprises Migun Ltd.	1,352	43,745
	Formula Systems 1985 Ltd.	1,834	197,546
	Fox Wizel Ltd.	1,783	245,918
	Freshmarket Ltd.	5,286	23,154
	Hilan Ltd.	3,556	197,118
	Inrom Construction Industries Ltd.	19,650	100,979
	Israel Canada T.R Ltd.	2,988	14,421
	Kerur Holdings Ltd.	870	26,197
	Klil Industries Ltd.	130	12,012
	M Yochananof & Sons Ltd.	376	25,955
	Magic Software Enterprises Ltd.	4,201	91,498
	Malam - Team Ltd.	2,020	67,965
	Matrix IT Ltd.	8,960	243,276

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Maytronics Ltd.	9,272	$219,174
*	Nova Ltd.	4,779	510,319
#	Novolog Ltd.	40,640	37,547
	One Software Technologies Ltd.	6,370	108,993
*	OPC Energy Ltd.	12,198	127,684
*	Perion Network Ltd.	4,397	122,869
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,627	122,494
*	Shikun & Binui Ltd.	2,405	14,302
	Tadiran Group Ltd.	509	66,368
	Tel Aviv Stock Exchange Ltd.	9,009	49,372
	Telsys	334	14,754
	Victory Supermarket Chain Ltd.	841	18,073

TOTAL ISRAEL			4,054,160

ITALY — (3.2%)
	ACEA SpA	12,129	263,101
#	Alerion Cleanpower SpA	1,327	36,954
*	Aquafil SpA	3,301	29,783
*	Arnoldo Mondadori Editore SpA	31,303	72,381
*	Autogrill SpA	34,602	271,643
	Azimut Holding SpA	25,417	731,966
*	Banca Generali SpA	13,373	629,129
	Be Shaping The Future SpA	22,330	59,961
Ω	BFF Bank SpA	27,311	244,544
*	Biesse SpA	1,703	52,714
	Brembo SpA	18,084	237,527
*	Brunello Cucinelli SpA	7,681	466,008
Ω	Carel Industries SpA	5,620	162,176
	De’ Longhi SpA	11,398	445,889
	Digital Bros SpA	1,123	54,364
Ω	doValue SpA	7,517	72,081
	ERG SpA	7,411	267,714
	Gefran SpA	807	10,547
	GPI SpA	1,421	20,451
	Gruppo MutuiOnline SpA	6,746	329,427
	Hera SpA	79,777	326,387
	Interpump Group SpA	7,540	555,412
#*	Juventus Football Club SpA	114,950	92,947
	LU-VE SpA	1,360	37,044
	Maire Tecnimont SpA	30,459	131,250
	Newlat Food SpA	1,516	11,269
	Pharmanutra SpA	634	49,858
	Piaggio & C SpA	40,596	136,092
Ω	Piovan SpA	1,843	19,049
	Prysmian SpA	17,690	668,842
Ω	RAI Way SpA	21,871	132,385
#	Reno de Medici SpA	33,349	56,012
	Reply SpA	4,704	913,062
	Sabaf SpA	1,403	45,153
	Salcef SpA	815	18,836
*	Salvatore Ferragamo SpA	6,961	148,117
	Sesa SpA	1,469	288,201
	SOL SpA	7,749	178,067
Ω	Technogym SpA	28,284	297,284
	Tinexta SpA	4,924	218,271
Ω	Unieuro SpA	3,540	83,175
	Zignago Vetro SpA	6,112	123,159

TOTAL ITALY			8,988,232

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (21.6%)
	A&D Co. Ltd.	1,600	$14,207
	Abist Co. Ltd.	400	10,080
	Accrete, Inc.	700	11,393
	Adastria Co. Ltd.	6,700	124,286
	Ad-sol Nissin Corp.	1,300	23,828
	Adtec Plasma Technology Co. Ltd.	700	14,251
	Advance Create Co. Ltd.	3,800	35,438
	Advantage Risk Management Co. Ltd.	1,800	14,585
	Adventure, Inc.	400	29,578
	Aeon Delight Co. Ltd.	4,900	150,488
	Aeon Fantasy Co. Ltd.	1,500	24,864
	Aeon Hokkaido Corp.	5,600	64,674
	Aeon Kyushu Co. Ltd.	500	8,836
	Ai Holdings Corp.	7,900	149,106
	Aica Kogyo Co. Ltd.	7,200	220,686
	Ain Holdings, Inc.	4,900	289,220
	AIT Corp.	1,200	11,732
	Ajis Co. Ltd.	1,000	26,005
	Akatsuki, Inc.	1,300	35,466
*	Akebono Brake Industry Co. Ltd.	18,200	36,788
#	Alleanza Holdings Co. Ltd.	3,200	32,884
*	Allied Architects, Inc.	2,100	12,840
*	Allied Telesis Holdings KK	9,400	7,692
*	AlphaPolis Co. Ltd.	100	2,724
	Altech Corp.	3,870	69,714
	Amano Corp.	12,900	319,219
	Amvis Holdings, Inc.	800	57,972
	Anest Iwata Corp.	7,700	61,337
	Anicom Holdings, Inc.	18,800	146,574
	Anritsu Corp.	23,300	386,371
	Aoyama Zaisan Networks Co. Ltd.	4,600	47,502
	Apaman Co. Ltd.	3,000	13,958
	Arcland Service Holdings Co. Ltd.	3,900	77,405
	Argo Graphics, Inc.	3,800	105,816
	ARTERIA Networks Corp.	5,700	80,428
	Artiza Networks, Inc.	1,900	20,646
	ArtSpark Holdings, Inc.	8,000	82,764
*	Aruhi Corp.	7,500	86,952
	As One Corp.	3,200	438,664
	Asahi Co. Ltd.	3,700	42,972
	Asahi Holdings, Inc.	18,200	324,836
	Asahi Net, Inc.	5,200	32,855
	Asante, Inc.	1,100	16,970
	Ascentech KK	1,200	13,852
	ASKUL Corp.	8,200	111,378
	Asteria Corp.	1,700	10,628
	Ateam, Inc.	200	2,898
#	Atled Corp.	600	13,066
	Atom Corp.	7,100	47,894
*	Atrae, Inc.	4,100	87,361
	Aucnet, Inc.	2,800	57,994
	Avant Corp.	5,800	81,110
	Axial Retailing, Inc.	3,900	124,043
	Baroque Japan Ltd.	1,700	12,918
	Base Co. Ltd.	500	21,144
#	Beauty Garage, Inc.	400	13,925
	Beenos, Inc.	2,800	81,431
	Belc Co. Ltd.	2,400	118,480
	Bell System24 Holdings, Inc.	8,800	113,058

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Benesse Holdings, Inc.	10,900	$249,372
	BeNext-Yumeshin Group Co.	12,718	165,804
#*	Bengo4.com, Inc.	1,500	90,204
#	Bic Camera, Inc.	14,600	125,918
	BML, Inc.	5,400	189,809
	Bookoff Group Holdings Ltd.	1,200	10,368
	Bourbon Corp.	2,000	40,839
	BP Castrol KK	2,300	28,916
#	Br Holdings Corp.	10,800	40,833
*	BrainPad, Inc.	1,300	62,468
	Broadleaf Co. Ltd.	24,000	115,205
#*	Broadmedia Corp.	1,029	9,134
#	Business Brain Showa-Ota, Inc.	2,200	37,787
	Business Engineering Corp.	300	9,269
	C Uyemura & Co. Ltd.	1,200	49,586
#	Can Do Co. Ltd.	3,000	67,270
*	CareerIndex, Inc.	2,900	26,119
#	Careerlink Co. Ltd.	1,700	23,094
	Carenet, Inc.	5,200	57,148
	Carta Holdings, Inc.	1,500	32,240
#	Casa, Inc.	2,300	18,379
*	CellSource Co. Ltd.	1,500	84,992
	Central Automotive Products Ltd.	2,800	72,980
	Central Security Patrols Co. Ltd.	1,800	43,278
	Central Sports Co. Ltd.	1,700	36,206
	Ceres, Inc.	1,300	32,710
	Charm Care Corp. KK	2,900	43,606
*	Chatwork Co. Ltd.	3,600	33,483
	CMIC Holdings Co. Ltd.	3,100	40,371
*	COLOPL, Inc.	5,400	39,013
	Colowide Co. Ltd.	700	10,119
	Computer Engineering & Consulting Ltd.	6,700	79,768
	Comture Corp.	6,000	162,708
	CONEXIO Corp.	3,900	49,983
	Core Corp.	2,000	28,186
	Cota Co. Ltd.	3,806	52,810
	CRE, Inc.	1,900	29,806
#	Create Restaurants Holdings, Inc.	20,400	140,252
	Create SD Holdings Co. Ltd.	5,500	169,081
	Creek & River Co. Ltd.	2,400	41,448
	Creo Co. Ltd.	900	7,904
	Cresco Ltd.	3,900	71,373
	CRI Middleware Co. Ltd.	700	8,454
*	CROOZ, Inc.	1,200	12,871
	CTS Co. Ltd.	6,800	47,508
	Cube System, Inc.	1,300	11,436
	Curves Holdings Co. Ltd.	9,500	74,015
	Cyber Com Co. Ltd.	1,300	14,272
#	Cyberlinks Co. Ltd.	1,600	17,648
	Cybernet Systems Co. Ltd.	4,400	24,566
	Cybozu, Inc.	5,500	130,492
	Daicel Corp.	35,900	268,793
	Daihen Corp.	4,400	183,662
	Dai-Ichi Cutter Kogyo KK	2,000	24,970
	Daiichikosho Co. Ltd.	9,200	334,047
	Daiken Medical Co. Ltd.	3,200	16,234
	Daiki Aluminium Industry Co. Ltd.	4,900	71,320
	Daiki Axis Co. Ltd.	1,100	9,003
	Daikokutenbussan Co. Ltd.	1,200	68,359

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiseki Co. Ltd.	11,160	$520,913
	Daiseki Eco. Solution Co. Ltd.	2,300	35,477
	Daito Pharmaceutical Co. Ltd.	2,700	76,141
	Daitron Co. Ltd.	600	11,939
	Daiwabo Holdings Co. Ltd.	22,500	396,112
	DATA HORIZON Co. Ltd.	900	18,058
	Dawn Corp.	700	15,176
	Dear Life Co. Ltd.	5,900	29,646
#	Densan System Holdings Co. Ltd.	1,900	42,903
	Dexerials Corp.	14,500	293,324
	Diamond Electric Holdings Co. Ltd.	1,100	20,492
	Digital Arts, Inc.	3,000	244,954
	Digital Garage, Inc.	8,200	383,055
	Digital Hearts Holdings Co. Ltd.	2,800	44,553
	Digital Holdings, Inc.	2,500	38,338
	Digital Information Technologies Corp.	2,800	42,322
	Dip Corp.	7,200	258,331
	DKS Co. Ltd.	1,800	54,516
	DMG Mori Co. Ltd.	29,100	501,126
	Double Standard, Inc.	1,200	38,595
*	Drecom Co. Ltd.	2,600	11,756
	DTS Corp.	9,500	210,793
	Dvx, Inc.	1,700	17,233
	Earth Corp.	3,600	220,916
	EAT & Holdings Co. Ltd.	600	11,352
	Ebara Jitsugyo Co. Ltd.	2,800	70,699
	Ebase Co. Ltd.	5,900	39,304
*	eBook Initiative Japan Co. Ltd.	1,100	46,075
	Eco’s Co. Ltd.	2,000	33,093
	EF-ON, Inc.	2,719	19,900
	eGuarantee, Inc.	7,400	164,792
	E-Guardian, Inc.	2,300	63,177
	Eiken Chemical Co. Ltd.	6,900	115,989
	Elan Corp.	7,300	78,903
	Elecom Co. Ltd.	10,000	152,956
	Enigmo, Inc.	5,600	53,185
	en-japan, Inc.	8,000	317,695
	Entrust, Inc.	2,000	13,619
	ES-Con Japan Ltd.	4,700	33,771
	F&M Co. Ltd.	1,900	33,139
	FAN Communications, Inc.	8,800	34,890
*	FDK Corp.	3,600	32,500
	Ferrotec Holdings Corp.	6,100	204,622
*	FFRI Security, Inc.	1,700	24,427
	Fibergate, Inc.	1,800	21,642
	FINDEX, Inc.	2,300	18,951
#	First-corp, Inc.	1,200	8,386
	Fixstars Corp.	4,000	27,259
	Focus Systems Corp.	3,100	27,639
	Forum Engineering, Inc.	1,400	11,679
	Forval Corp.	1,800	18,313
	France Bed Holdings Co. Ltd.	4,900	38,824
*	FreakOut Holdings, Inc.	800	12,929
	Freebit Co. Ltd.	2,100	24,431
#*	Fronteo, Inc.	3,400	77,969
	Frontier Management, Inc.	1,000	8,082
	FTGroup Co. Ltd.	2,600	28,256
	Fuji Corp.	13,300	310,237
#	Fuji Corp.	2,600	27,376

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Oil Holdings, Inc.	8,500	$199,478
	Fuji Seal International, Inc.	10,300	226,512
	Fuji Soft, Inc.	6,700	341,188
	Fujibo Holdings, Inc.	2,300	83,419
	Fujimi, Inc.	400	25,154
	Fujimori Kogyo Co. Ltd.	2,600	106,906
	Fujitec Co. Ltd.	3,500	79,505
	Fujiya Co. Ltd.	500	10,348
	Fukuda Denshi Co. Ltd.	1,900	160,029
	Fukui Computer Holdings, Inc.	2,600	93,787
	Fukushima Galilei Co. Ltd.	2,500	99,390
	FULLCAST Holdings Co. Ltd.	5,400	126,047
	Funai Soken Holdings, Inc.	9,130	253,646
#	Furuya Metal Co. Ltd.	500	39,431
	Furyu Corp.	3,000	43,512
	Fuso Chemical Co. Ltd.	4,500	207,183
	Future Corp.	5,500	160,860
	G-7 Holdings, Inc.	5,600	102,460
#*	GA Technologies Co. Ltd.	1,500	15,579
	Gakken Holdings Co. Ltd.	3,900	38,177
	Gakkyusha Co. Ltd.	1,800	22,122
	Gakujo Co. Ltd.	1,800	18,779
	geechs, Inc.	400	5,142
	Genki Sushi Co. Ltd.	1,700	40,244
	Genky DrugStores Co. Ltd.	1,700	81,985
#	Gift, Inc.	600	14,858
*	giftee, Inc.	500	16,902
#	Gig Works, Inc.	1,600	8,911
	Giken Ltd.	4,400	167,895
	GLOBERIDE, Inc.	4,200	151,979
	GMO Financial Holdings, Inc.	10,300	78,893
	GMO GlobalSign Holdings KK	1,300	53,538
	GMO Pepabo, Inc.	500	11,934
#*	GNI Group Ltd.	9,000	126,108
	Golf Digest Online, Inc.	2,100	24,054
#	Good Com Asset Co. Ltd.	3,000	35,895
	Grace Technology, Inc.	4,900	44,848
	gremz, Inc.	1,400	32,227
	GS Yuasa Corp.	7,800	169,803
	Gumi, Inc.	4,100	32,778
	GungHo Online Entertainment, Inc.	10,800	202,617
	H.U. Group Holdings, Inc.	12,600	310,732
	Hakudo Co. Ltd.	1,100	27,884
	Halows Co. Ltd.	2,400	58,960
#	Hamee Corp.	1,100	11,947
	Handsman Co. Ltd.	1,800	27,682
	Hazama Ando Corp.	39,600	268,159
#*	Hennge KK	1,300	64,290
	Himacs Ltd.	720	7,484
	Hinokiya Group Co. Ltd.	700	14,120
	Hioki EE Corp.	2,700	188,584
	Hirose Tusyo, Inc.	400	7,960
	Hito Communications Holdings, Inc.	1,300	25,123
	Hochiki Corp.	1,800	19,769
	Hokuto Corp.	5,600	96,707
	Hosokawa Micron Corp.	3,000	82,998
*	Hotland Co. Ltd.	2,400	28,728
*	Hotto Link, Inc.	2,000	11,446
	House Do Co. Ltd.	1,000	8,309

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	HPC Systems, Inc.	900	$31,387
	IBJ, Inc.	5,800	55,642
	Ichibanya Co. Ltd.	3,564	144,089
	Ichigo, Inc.	27,000	80,826
	Ichikoh Industries Ltd.	7,000	34,727
	Ichimasa Kamaboko Co. Ltd.	1,900	15,239
	ID Holdings Corp.	3,150	26,018
	Idec Corp.	7,000	148,351
	IDOM, Inc.	13,900	95,204
	Ihara Science Corp.	1,700	31,402
	I’ll, Inc.	1,600	23,759
	i-mobile Co. Ltd.	1,100	14,898
*	Impact HD, Inc.	500	17,613
	Imuraya Group Co. Ltd.	2,200	45,404
#	Inageya Co. Ltd.	3,900	47,137
	I-Net Corp.	3,440	40,022
	Infocom Corp.	4,800	92,162
	Infomart Corp.	42,500	414,730
	Information Services International-Dentsu Ltd.	5,800	202,927
	Insource Co. Ltd.	5,800	116,126
	Intage Holdings, Inc.	7,400	124,961
	Intelligent Wave, Inc.	3,700	19,136
	Inter Action Corp.	2,500	53,819
	Internet Initiative Japan, Inc.	13,000	454,848
	Inui Global Logistics Co. Ltd.	1,800	35,714
	IR Japan Holdings Ltd.	1,900	175,219
	Iriso Electronics Co. Ltd.	4,300	197,544
#	I’rom Group Co. Ltd.	1,400	24,162
	ISB Corp.	2,200	24,073
	Isolite Insulating Products Co. Ltd.	1,400	10,887
	Itfor, Inc.	7,000	54,647
	ITmedia, Inc.	2,700	55,632
	JAC Recruitment Co. Ltd.	4,300	84,368
	Japan Aviation Electronics Industry Ltd.	8,100	134,304
	Japan Best Rescue System Co. Ltd.	4,500	45,405
	Japan Electronic Materials Corp.	700	11,817
	Japan Elevator Service Holdings Co. Ltd.	11,600	251,381
*	Japan Hospice Holdings, Inc.	600	10,520
	Japan Lifeline Co. Ltd.	14,500	156,138
	Japan Material Co. Ltd.	15,200	211,374
	Japan Medical Dynamic Marketing, Inc.	4,300	82,657
	Japan Property Management Center Co. Ltd.	2,400	24,348
	Japan Steel Works Ltd.	800	23,502
	JBCC Holdings, Inc.	3,900	59,554
	JCU Corp.	5,600	224,921
	Jeol Ltd.	9,200	697,252
	JFE Systems, Inc.	800	13,557
#*	JIG-SAW, Inc.	600	41,284
*	Jimoty, Inc.	500	19,148
	JINS Holdings, Inc.	3,200	202,324
#	J-Lease Co. Ltd.	1,400	28,293
	JM Holdings Co. Ltd.	2,800	45,961
	JP-Holdings, Inc.	12,900	28,731
*	JTOWER, Inc.	2,000	190,013
	Kadokawa Corp.	1,200	63,361
	Kadoya Sesame Mills, Inc.	600	21,226
	Kagome Co. Ltd.	9,800	248,683
	Kaken Pharmaceutical Co. Ltd.	5,300	209,052
	Kakiyasu Honten Co. Ltd.	2,000	46,941

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kamakura Shinsho Ltd.	6,200	$50,093
	Kameda Seika Co. Ltd.	3,000	117,332
	Kanamic Network Co. Ltd.	4,100	21,831
	Kanematsu Electronics Ltd.	3,400	111,049
	Kanto Denka Kogyo Co. Ltd.	11,100	102,100
	Katitas Co. Ltd.	10,900	398,000
	KeePer Technical Laboratory Co. Ltd.	3,000	86,511
	KEIWA, Inc.	1,200	49,579
	KFC Holdings Japan Ltd.	3,500	88,750
	KH Neochem Co. Ltd.	8,500	218,457
*	Kintetsu Department Store Co. Ltd.	2,000	44,740
	Kintetsu World Express, Inc.	6,100	146,501
	Ki-Star Real Estate Co. Ltd.	1,600	89,404
	Kitanotatsujin Corp.	16,800	61,203
	Kito Corp.	4,300	59,585
*	KLab, Inc.	7,200	40,146
*	Kobelco Eco-Solutions Co. Ltd.	400	11,302
	KOMEDA Holdings Co. Ltd.	10,700	194,069
	Komehyo Holdings Co. Ltd.	900	14,738
	Konoshima Chemical Co. Ltd.	800	20,546
	Kozo Keikaku Engineering, Inc.	1,500	34,145
#	Kura Sushi, Inc.	1,000	32,356
#	Kusuri no Aoki Holdings Co. Ltd.	3,600	239,636
	Kyudenko Corp.	8,900	282,309
	LAC Co. Ltd.	2,200	15,398
	Lacto Japan Co. Ltd.	1,400	32,965
*	LAND Co. Ltd.	162,800	15,803
	LEC, Inc.	5,800	53,033
	Legs Co. Ltd.	1,000	14,299
	Life Corp.	3,400	111,603
*	LIFULL Co. Ltd.	12,200	38,286
	LIKE, Inc.	1,800	28,081
	Linical Co. Ltd.	2,500	17,618
	Link & Motivation, Inc.	7,700	81,355
	LITALICO, Inc.	4,200	126,817
#	Locondo, Inc.	1,300	15,115
*	LTS, Inc.	400	11,350
*	M&A Capital Partners Co. Ltd.	3,800	214,338
	Maeda Kosen Co. Ltd.	4,700	136,324
*	Management Solutions Co. Ltd.	2,300	68,816
	Mani, Inc.	15,700	267,630
	MarkLines Co. Ltd.	3,000	84,964
	Marumae Co. Ltd.	1,400	27,212
	Maruwa Co. Ltd.	2,200	246,591
	Maruwa Unyu Kikan Co. Ltd.	8,000	112,037
	Marvelous, Inc.	8,500	53,958
	Matsui Securities Co. Ltd.	28,400	203,742
#	Matsumotokiyoshi Holdings Co. Ltd.	2,209	97,946
	MCJ Co. Ltd.	17,000	191,397
	MEC Co. Ltd.	3,900	107,411
	Media Do Co. Ltd.	2,200	82,664
	Medical Data Vision Co. Ltd.	6,700	86,435
	Medical System Network Co. Ltd.	5,500	35,667
*	MedPeer, Inc.	3,200	96,154
	Megachips Corp.	4,400	139,118
	Meidensha Corp.	2,100	44,204
	Meiho Facility Works Ltd.	1,700	13,648
#	Meiji Shipping Co. Ltd.	3,000	20,908
	Meiko Electronics Co. Ltd.	5,600	155,405

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meitec Corp.	6,400	$384,944
	Melco Holdings, Inc.	400	16,531
	Members Co. Ltd.	1,400	42,584
	Menicon Co. Ltd.	12,400	465,549
	MetaReal Corp.	1,300	12,847
	METAWATER Co. Ltd.	5,600	94,756
	Micronics Japan Co. Ltd.	5,700	75,470
#	Midac Holdings Co. Ltd.	1,400	66,567
	Milbon Co. Ltd.	6,560	392,774
	Mimaki Engineering Co. Ltd.	1,300	10,632
	Mimasu Semiconductor Industry Co. Ltd.	4,200	91,897
	Ministop Co. Ltd.	3,700	45,098
#	Minkabu The Infonoid, Inc.	800	23,990
	Mipox Corp.	2,000	20,566
	Miroku Jyoho Service Co. Ltd.	4,700	74,207
	Mitani Corp.	7,600	117,633
#	Mitani Sekisan Co. Ltd.	2,300	145,944
	Mitsubishi Logisnext Co. Ltd.	7,100	65,294
	Mitsubishi Research Institute, Inc.	2,000	74,699
	Mitsui High-Tec, Inc.	5,400	417,101
	Mizuho Medy Co. Ltd.	1,000	23,104
*	Mobile Factory, Inc.	1,000	9,588
	Monex Group, Inc.	35,200	229,220
	Monogatari Corp.	2,600	161,964
	Morinaga & Co. Ltd.	7,500	265,040
	Morinaga Milk Industry Co. Ltd.	5,800	339,907
	Morita Holdings Corp.	6,200	78,007
	Morningstar Japan KK	6,400	29,158
	Mortgage Service Japan Ltd.	2,200	20,511
	MTG Co. Ltd.	1,400	18,898
	MTI Ltd.	5,300	33,946
	m-up Holdings, Inc.	1,600	54,704
	Musashi Seimitsu Industry Co. Ltd.	7,300	137,394
	NAC Co. Ltd.	2,300	19,814
	Nagaileben Co. Ltd.	3,900	80,159
	Nagatanien Holdings Co. Ltd.	2,700	49,439
	Nagawa Co. Ltd.	1,900	179,787
	Naigai Tec Corp.	500	12,665
	Naigai Trans Line Ltd.	1,400	27,022
	Nakamoto Packs Co. Ltd.	400	6,114
	Nakanishi, Inc.	15,500	359,526
	Natori Co. Ltd.	2,300	39,062
	NEC Networks & System Integration Corp.	3,500	56,317
	NEOJAPAN, Inc.	1,000	11,535
	New Art Holdings Co. Ltd.	3,290	35,883
	Nextage Co. Ltd.	7,400	135,618
*	NexTone, Inc.	800	25,951
	Nichias Corp.	13,400	328,099
	Nichiha Corp.	5,800	166,731
	Nihon Chouzai Co. Ltd.	2,500	36,025
*	Nihon Dempa Kogyo Co. Ltd.	1,300	10,628
	Nihon Dengi Co. Ltd.	800	27,165
	Nihon Flush Co. Ltd.	4,800	45,548
	Nihon Kohden Corp.	8,800	280,009
	Niitaka Co. Ltd.	500	9,915
	Nippon Air Conditioning Services Co. Ltd.	5,100	35,369
	Nippon Aqua Co. Ltd.	3,900	19,798
	Nippon Commercial Development Co. Ltd.	2,000	30,378
	Nippon Computer Dynamics Co. Ltd.	1,900	11,903

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Concept Corp.	1,100	$16,889
	Nippon Gas Co. Ltd.	27,000	334,897
	Nippon Kanzai Co. Ltd.	1,300	31,568
#	Nippon Parking Development Co. Ltd.	52,400	66,223
	Nippon Pillar Packing Co. Ltd.	3,700	90,316
*	Nippon Sheet Glass Co. Ltd.	15,800	88,299
	Nippon Systemware Co. Ltd.	1,600	35,091
	Nipro Corp.	33,400	339,400
#	Nishimatsuya Chain Co. Ltd.	7,200	91,867
	Nissei ASB Machine Co. Ltd.	2,000	65,287
	Nisso Corp.	3,600	22,821
	Nittoc Construction Co. Ltd.	4,800	29,554
	Noevir Holdings Co. Ltd.	3,800	185,877
	Nohmi Bosai Ltd.	5,300	97,213
	Nojima Corp.	7,100	155,710
	Nomura Co. Ltd.	16,600	163,667
	Nomura Micro Science Co. Ltd.	1,100	47,256
#	NPC, Inc.	2,100	12,843
	NS Tool Co. Ltd.	4,400	58,965
	NSD Co. Ltd.	18,100	344,887
#	Obara Group, Inc.	2,800	89,794
	Oenon Holdings, Inc.	11,500	38,141
#	Ohba Co. Ltd.	2,300	16,415
	Ohsho Food Service Corp.	3,200	168,040
*	Oisix ra daichi, Inc.	5,100	213,607
	Okamoto Industries, Inc.	1,900	66,675
	Okamoto Machine Tool Works Ltd.	600	25,197
	Okinawa Cellular Telephone Co.	3,100	139,674
	Optex Group Co. Ltd.	7,020	89,413
#*	Optim Corp.	3,400	53,460
	Optorun Co. Ltd.	5,100	103,381
	Oricon, Inc.	1,100	9,716
	Oriental Consultants Holdings Co. Ltd.	700	20,239
	Oro Co. Ltd.	2,100	69,510
	Osaka Organic Chemical Industry Ltd.	3,900	116,867
	OSG Corp.	21,200	352,703
	Outsourcing, Inc.	28,200	540,970
	PAL GROUP Holdings Co. Ltd.	3,800	54,961
	PAPYLESS Co. Ltd.	1,400	16,945
	Paramount Bed Holdings Co. Ltd.	10,000	186,591
	Pasona Group, Inc.	5,000	139,629
	PCA Corp.	2,100	31,892
	PCI Holdings, Inc.	1,800	16,719
	Penta-Ocean Construction Co. Ltd.	61,500	423,792
*	Phil Co., Inc.	500	11,469
	Pickles Corp.	1,600	25,223
	Pilot Corp.	7,100	260,384
	Pipedo HD, Inc.	500	14,012
	Plenus Co. Ltd.	3,300	56,178
	Poletowin Pitcrew Holdings, Inc.	6,900	62,215
*	PR Times, Inc.	700	22,519
	Precision System Science Co. Ltd.	6,300	33,160
	Premium Group Co. Ltd.	2,700	73,872
*	Premium Water Holdings, Inc.	800	22,153
	Prestige International, Inc.	24,000	164,575
	Prima Meat Packers Ltd.	6,200	145,721
	Pronexus, Inc.	3,800	35,431
*	Prored Partners Co. Ltd.	800	9,245
	Pro-Ship, Inc.	1,200	17,219

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Proto Corp.	5,900	$72,871
*	QB Net Holdings Co. Ltd.	3,100	52,112
	Qol Holdings Co. Ltd.	5,400	80,217
	Quick Co. Ltd.	2,900	36,606
#	Raccoon Holdings, Inc.	3,500	48,982
	Raito Kogyo Co. Ltd.	10,100	179,600
	Relia, Inc.	8,800	90,177
*	RenetJapanGroup, Inc.	1,600	8,598
*	RENOVA, Inc.	1,500	65,986
	Resorttrust, Inc.	19,900	352,651
	Rheon Automatic Machinery Co. Ltd.	3,000	35,669
	Ride On Express Holdings Co. Ltd.	1,500	18,741
	Riken Keiki Co. Ltd.	2,300	63,821
	Rion Co. Ltd.	1,300	28,289
	Riso Kyoiku Co. Ltd.	28,800	120,311
#	River Eletec Corp.	1,700	18,674
	Rokko Butter Co. Ltd.	2,400	35,149
	Roland Corp.	1,900	78,120
	Roland DG Corp.	1,200	31,524
	Rorze Corp.	2,600	249,204
	RS Technologies Co. Ltd.	2,000	108,762
	S Foods, Inc.	3,000	86,871
	S&B Foods, Inc.	800	31,141
	Sagami Rubber Industries Co. Ltd.	2,000	18,493
	Saison Information Systems Co. Ltd.	1,200	20,453
	Sakai Moving Service Co. Ltd.	2,500	102,947
	Sakura Internet, Inc.	4,200	21,670
	SAMTY Co. Ltd.	3,600	80,055
#*	Sanix, Inc.	9,100	27,020
	Sanken Electric Co. Ltd.	5,800	304,931
	Sankyo Frontier Co. Ltd.	1,100	52,865
	Sanoh Industrial Co. Ltd.	4,100	36,317
*	Sansan, Inc.	1,900	220,758
	Santec Corp.	800	9,606
	Sanyo Denki Co. Ltd.	800	45,960
	Sanyo Trading Co. Ltd.	2,400	23,033
	Sato Foods Co. Ltd.	600	26,510
	Sato Holdings Corp.	6,400	147,518
	SB Technology Corp.	2,500	68,828
	SBS Holdings, Inc.	4,700	167,218
	Scala, Inc.	3,700	22,479
	Scroll Corp.	2,100	15,939
	Seed Co. Ltd.	3,000	16,280
	Segue Group Co. Ltd.	1,500	9,785
	Seiko Electric Co. Ltd.	700	7,715
	Seiren Co. Ltd.	8,300	167,513
	SEMITEC Corp.	200	20,661
	Senko Group Holdings Co. Ltd.	21,600	192,124
#	Septeni Holdings Co. Ltd.	15,700	66,261
#	SERAKU Co. Ltd.	1,200	22,334
#	Shibaura Electronics Co. Ltd.	1,500	86,600
	Shibaura Mechatronics Corp.	800	51,514
	Shibuya Corp.	3,400	89,824
*	Shidax Corp.	6,500	25,083
*	SHIFT, Inc.	500	115,310
	Shin Maint Holdings Co. Ltd.	800	10,302
	Shin Nippon Biomedical Laboratories Ltd.	5,900	74,796
#	Shinnihonseiyaku Co. Ltd.	2,200	32,607
	Shinwa Co. Ltd.	2,000	38,869

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ship Healthcare Holdings, Inc.	11,500	$302,063
	SHL-Japan Ltd.	200	4,395
	SHO-BOND Holdings Co. Ltd.	7,900	330,926
	Shoei Co. Ltd.	6,000	266,978
#	Shoei Foods Corp.	2,100	72,396
	Showa Sangyo Co. Ltd.	1,000	24,877
	SIGMAXYZ, Inc.	3,600	86,910
	Siix Corp.	5,200	57,605
#*	Silver Life Co. Ltd.	1,300	16,499
*	Smaregi, Inc.	1,200	38,254
	SMS Co. Ltd.	15,100	585,855
	Snow Peak, Inc.	1,600	84,440
	Softcreate Holdings Corp.	2,100	72,907
	Software Service, Inc.	800	50,470
#	Soiken Holdings, Inc.	3,900	10,914
	Solasto Corp.	10,900	131,923
	Soliton Systems KK	1,900	23,741
	Solxyz Co. Ltd.	2,800	13,103
	Sourcenext Corp.	18,400	33,018
#	Space Value Holdings Co. Ltd.	1,300	9,236
	Sparx Group Co. Ltd.	25,500	66,149
	S-Pool, Inc.	15,400	172,208
	Sprix Ltd.	1,600	16,466
	SRA Holdings	2,500	63,877
	ST Corp.	2,900	41,125
	Star Mica Holdings Co. Ltd.	3,100	41,031
	Starts Corp., Inc.	7,300	175,424
	St-Care Holding Corp.	1,700	13,552
	Stella Chemifa Corp.	2,500	62,760
	Step Co. Ltd.	700	10,909
	Strike Co. Ltd.	2,100	79,250
	Studio Alice Co. Ltd.	2,200	41,619
	Sumitomo Bakelite Co. Ltd.	5,100	229,208
	Sumitomo Densetsu Co. Ltd.	800	15,356
#*	SuRaLa Net Co. Ltd.	1,100	20,188
	SWCC Showa Holdings Co. Ltd.	4,500	87,682
	System D, Inc.	800	9,625
	System Information Co. Ltd.	3,000	24,793
	System Research Co. Ltd.	1,000	17,661
	System Support, Inc.	600	7,262
	Systems Engineering Consultants Co. Ltd.	600	11,877
	Systena Corp.	18,500	341,876
	Syuppin Co. Ltd.	4,200	46,561
	Taiko Pharmaceutical Co. Ltd.	4,200	29,835
	Taiyo Holdings Co. Ltd.	9,200	245,956
	Takamiya Co. Ltd.	5,700	22,431
	Takara Holdings, Inc.	16,400	224,323
	Takasho Co. Ltd.	1,500	10,907
	Takeuchi Manufacturing Co. Ltd.	8,000	205,395
	Takuma Co. Ltd.	10,600	138,663
	Tama Home Co. Ltd.	3,500	72,135
	Tamron Co. Ltd.	4,100	96,380
	Tanseisha Co. Ltd.	4,200	34,442
#	Taoka Chemical Co. Ltd.	2,000	30,663
#	Tazmo Co. Ltd.	2,600	38,280
	TDC Soft, Inc.	4,100	47,099
*	TeamSpirit, Inc.	1,100	9,149
	TechMatrix Corp.	9,200	145,878
	Techno Horizon Co. Ltd.	2,500	27,912

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tecnos Japan, Inc.	1,600	$8,549
	Temairazu, Inc.	500	24,280
	Tenpos Holdings Co. Ltd.	1,600	31,732
	Terilogy Co. Ltd.	2,200	7,748
	T-Gaia Corp.	4,800	85,527
	TKC Corp.	7,800	239,118
	Tobila Systems, Inc.	1,100	10,891
	Tocalo Co. Ltd.	14,100	172,906
	Toho Titanium Co. Ltd.	7,800	82,132
	Tokai Corp.	5,100	98,104
	TOKAI Holdings Corp.	21,500	163,256
	Token Corp.	1,600	130,465
*	Tokyo Base Co. Ltd.	3,600	22,337
	Tokyo Electron Device Ltd.	1,400	84,947
	Tokyo Individualized Educational Institute, Inc.	5,500	34,752
	Tokyo Seimitsu Co. Ltd.	7,700	313,513
	Tokyotokeiba Co. Ltd.	3,600	142,637
	Tomy Co. Ltd.	22,400	212,604
	Topcon Corp.	24,900	443,942
	Toridoll Holdings Corp.	10,800	260,006
	Toshiba TEC Corp.	5,500	216,543
	Tosho Co. Ltd.	2,900	49,713
	Totech Corp.	1,400	32,725
	Toukei Computer Co. Ltd.	300	12,410
	Towa Corp.	3,700	80,587
	Towa Pharmaceutical Co. Ltd.	6,100	156,823
#*	Toyo Engineering Corp.	5,000	37,596
	Toyo Gosei Co. Ltd.	1,400	194,784
	Traders Holdings Co. Ltd.	3,120	8,593
	Trancom Co. Ltd.	1,600	112,264
	Trans Genic, Inc.	4,600	22,070
	Transaction Co. Ltd.	2,700	27,312
	Transcosmos, Inc.	5,200	156,791
	Tri Chemical Laboratories, Inc.	5,600	167,501
	Trusco Nakayama Corp.	8,400	203,111
	Tsubaki Nakashima Co. Ltd.	8,600	120,425
	Tsugami Corp.	9,600	131,982
	Tsuzuki Denki Co. Ltd.	1,400	22,306
	Ubicom Holdings, Inc.	1,100	27,962
	ULS Group, Inc.	300	14,804
	United Super Markets Holdings, Inc.	1,100	10,041
*	Unitika Ltd.	6,400	20,444
	UPR Corp.	500	12,708
	Usen-Next Holdings Co. Ltd.	1,900	55,932
	User Local, Inc.	1,400	22,511
	UT Group Co. Ltd.	7,000	223,920
#*	UUUM Co. Ltd.	2,600	22,951
*	Uzabase, Inc.	4,600	82,428
	V Technology Co. Ltd.	2,400	90,506
	Valqua Ltd.	4,400	88,795
	Value HR Co. Ltd.	1,000	16,168
	ValueCommerce Co. Ltd.	4,400	173,656
#	V-Cube, Inc.	4,100	61,998
	Vector, Inc.	7,000	79,427
	Vertex Corp.	1,400	37,266
	VT Holdings Co. Ltd.	19,500	87,252
	Wacom Co. Ltd.	37,900	245,177
	Waseda Academy Co. Ltd.	2,200	19,692
	Watahan & Co. Ltd.	2,000	21,653

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	WDB Holdings Co. Ltd.	2,100	$66,193
	Weathernews, Inc.	1,500	109,467
	Welbe, Inc.	2,800	39,586
#	Wellnet Corp.	5,700	25,052
	West Holdings Corp.	5,915	330,600
	Will Group, Inc.	2,700	30,507
#*	WILLs, Inc.	1,200	11,342
	WIN-Partners Co. Ltd.	3,900	32,931
	World Holdings Co. Ltd.	1,900	47,460
	Wow World, Inc.	600	9,187
	Wowow, Inc.	1,400	28,507
*	Writeup Co. Ltd.	800	28,516
	YAKUODO Holdings Co. Ltd.	2,900	61,278
	YAMADA Consulting Group Co. Ltd.	3,500	35,702
	Yamaichi Electronics Co. Ltd.	4,400	67,553
#	YA-MAN Ltd.	6,900	73,299
	Yaoko Co. Ltd.	3,300	196,427
	Yasunaga Corp.	1,900	19,666
	YE DIGITAL Corp.	2,000	9,109
	Yokowo Co. Ltd.	4,000	88,898
*	Yoshimura Food Holdings KK	2,200	15,219
	Yukiguni Maitake Co. Ltd.	1,000	12,543
	Zenrin Co. Ltd.	8,650	79,756
	ZERIA Pharmaceutical Co. Ltd.	4,000	71,609

TOTAL JAPAN			60,160,776

NETHERLANDS — (2.1%)
*	Accell Group NV	1,562	64,398
*Ω	Alfen Beheer BV	3,681	414,658
*	Amsterdam Commodities NV	2,643	74,189
	Arcadis NV	13,365	651,419
Ω	B&S Group Sarl	3,106	28,073
*Ω	Basic-Fit NV	7,389	358,779
	BE Semiconductor Industries NV	19,227	1,756,689
#*	Beter Bed Holding NV	3,523	21,363
	Corbion NV	9,695	460,342
Ω	Flow Traders.	7,183	243,822
*Ω	GrandVision NV	2,263	74,262
	Nedap NV	1,373	96,041
*	OCI NV	14,539	412,159
#	PostNL NV	125,005	542,537
Ω	Signify NV	4,362	211,367
	TKH Group NV	9,907	564,372

TOTAL NETHERLANDS			5,974,470

NEW ZEALAND — (0.6%)
*	AFT Pharmaceuticals Ltd.	3,631	10,661
	Briscoe Group Ltd.	6,337	31,439
	Chorus Ltd.	98,110	448,030
	Delegat Group Ltd.	8,978	93,989
#*	Eroad Ltd.	4,979	18,928
	Freightways Ltd.	36,994	343,488
	Hallenstein Glasson Holdings Ltd.	11,317	56,809
	Heartland Group Holdings Ltd.	32,178	54,159
	NZX Ltd.	56,713	70,395
*	Pushpay Holdings Ltd.	53,232	72,587
*	Rakon Ltd.	9,650	10,589
*	Restaurant Brands New Zealand Ltd.	5,960	66,530

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Scales Corp. Ltd.	11,057	$42,472
	Skellerup Holdings Ltd.	28,664	127,980
	SKYCITY Entertainment Group Ltd.	8,207	18,820
	Summerset Group Holdings Ltd.	22,261	231,595
	Warehouse Group Ltd.	4,488	12,967

TOTAL NEW ZEALAND			1,711,438

NORWAY — (1.1%)
	ABG Sundal Collier Holding ASA	85,362	94,149
	AF Gruppen ASA	814	18,985
	AKVA Group ASA	2,179	23,355
*	ArcticZymes Technologies ASA	11,505	121,004
	Atea ASA	17,035	318,316
	Austevoll Seafood ASA	4,129	55,901
	Bank Norwegian ASA	27,130	336,467
	Belships ASA	10,796	18,090
	Bonheur ASA	1,119	44,233
	Borregaard ASA	12,028	292,081
	Bouvet ASA	10,336	82,819
*	BW Energy Ltd.	8,240	26,980
*Ω	Crayon Group Holding ASA	9,073	211,881
Ω	Europris ASA	42,597	315,429
Ω	Fjordkraft Holding ASA	16,191	96,398
*	Grieg Seafood ASA	2,721	30,259
Ω	Kid ASA	5,286	70,787
	Kitron ASA	32,559	69,220
	Medistim ASA	1,774	79,583
Ω	Multiconsult ASA	2,285	49,225
*	Nekkar ASA	13,060	15,114
	Norway Royal Salmon ASA	1,190	25,056
*	Norwegian Energy Co. ASA	1,954	37,918
	Protector Forsikring ASA	7,192	83,352
*	SATS ASA	5,210	13,210
	Selvaag Bolig ASA	10,860	66,841
*	Solon Eiendom ASA	2,580	11,784
	Veidekke ASA	26,327	379,372
*	Vow ASA	5,042	13,759
*	Vow Green Metals AS	5,042	2,670

TOTAL NORWAY			3,004,238

PORTUGAL — (0.2%)
	Altri SGPS SA	17,945	116,277
	CTT-Correios de Portugal SA	40,087	220,299
*	Greenvolt-Energias Renovaveis SA	326	2,561
*	Ibersol SGPS SA	1,448	8,311
	Navigator Co. SA	34,961	136,647
	NOS SGPS SA	36,719	143,254

TOTAL PORTUGAL			627,349

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	58,400	181,881
	Avarga Ltd.	90,100	19,682
#*††	Best World International Ltd.	67,600	12,673
	Boustead Singapore Ltd.	48,000	36,344
	CSE Global Ltd.	100,500	38,379
	Del Monte Pacific Ltd.	125,600	36,237
	Delfi Ltd.	55,900	31,888
	First Resources Ltd.	117,000	154,344

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Food Empire Holdings Ltd.	38,800	$23,600
	Frencken Group Ltd.	58,600	99,467
	Fu Yu Corp. Ltd.	53,300	11,457
	Hour Glass Ltd.	9,100	13,200
	HRnetgroup Ltd.	67,400	40,787
	iFAST Corp. Ltd.	38,300	246,336
	InnoTek Ltd.	19,500	11,116
	Micro-Mechanics Holdings Ltd.	9,400	23,069
#*	Oceanus Group Ltd.	2,180,800	64,842
	Propnex Ltd.	19,700	27,924
	Q&M Dental Group Singapore Ltd.	87,720	36,811
	Raffles Medical Group Ltd.	107,600	109,445
	Riverstone Holdings Ltd.	130,500	83,331
	Sembcorp Industries Ltd.	55,400	82,683
	Sheng Siong Group Ltd.	168,700	177,895
	Singapore Post Ltd.	43,700	21,243
	StarHub Ltd.	158,800	146,100
#	UMS Holdings Ltd.	137,375	135,052
	Valuetronics Holdings Ltd.	44,000	18,934
	Vicom Ltd.	19,600	29,944

TOTAL SINGAPORE			1,914,664

SPAIN — (1.7%)
	Acciona SA	3,025	580,930
	Acerinox SA	14,876	207,108
*	Amper SA	271,757	60,757
	Applus Services SA	25,609	231,797
	Cia de Distribucion Integral Logista Holdings SA	12,009	255,944
	CIE Automotive SA	11,206	305,026
*	Construcciones y Auxiliar de Ferrocarriles SA	3,914	172,420
	Faes Farma SA	41,505	169,076
	Fomento de Construcciones y Contratas SA	16,037	204,450
*Ω	Gestamp Automocion SA	15,370	68,720
Ω	Global Dominion Access SA	16,668	89,422
*	Indra Sistemas SA	24,115	291,655
	Laboratorios Farmaceuticos Rovi SA	2,176	152,670
	Miquel y Costas & Miquel SA	1,437	19,929
	Pharma Mar SA	3,157	245,570
Ω	Prosegur Cash SA	56,705	38,948
	Prosegur Cia de Seguridad SA	46,866	132,992
	Sacyr SA	97,277	277,282
*Ω	Talgo SA	3,563	19,716
	Vidrala SA	4,116	435,624
	Viscofan SA	8,651	591,561
	Zardoya Otis SA	8,684	69,826

TOTAL SPAIN			4,621,423

SWEDEN — (4.1%)
	AddLife AB, Class B	17,408	711,185
	AddNode Group AB, Class B	4,292	177,863
	AddTech AB, Class B	29,146	652,060
	Avanza Bank Holding AB	4,091	162,640
	Beijer Alma AB	8,124	203,874
*	BHG Group AB	5,157	59,465
#	Bilia AB, Class A	464	8,251
	BioGaia AB, Class B	2,596	160,107
	Biotage AB	14,547	470,742
*Ω	Boozt AB	6,648	111,993

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Bravida Holding AB	8,915	$134,094
	Bufab AB	3,194	136,245
	Cellavision AB	2,351	107,106
	Concentric AB	8,036	236,512
*	Electrolux Professional AB, Class B	34,165	263,960
	eWork Group AB	2,192	28,007
	Fenix Outdoor International AG	936	137,797
	Ferronordic AB	954	32,630
	FormPipe Software AB	3,198	11,916
#	G5 Entertainment AB	1,071	58,744
	GARO AB	3,553	89,323
	GHP Specialty Care AB	10,982	32,876
	Hexatronic Group AB	2,756	120,953
	HMS Networks AB	4,698	268,248
	Instalco AB	7,149	380,033
	Kindred Group PLC	50,767	713,392
	KNOW IT AB	5,135	206,713
	Lagercrantz Group AB, Class B	46,209	618,745
Ω	LeoVegas AB	19,957	75,525
	Lime Technologies AB	1,564	63,228
*	Medcap AB	458	10,661
	MIPS AB	5,224	632,478
	Momentum Group AB, Class B	2,785	71,550
Ω	Munters Group AB	9,820	72,669
	Mycronic AB	10,910	253,177
	NCAB Group AB	1,707	135,816
	NCC AB, Class B	20,593	356,802
	Nederman Holding AB	1,661	36,636
Ω	Nobina AB	19,907	190,679
	Nolato AB, Class B	50,880	672,705
*	Nordic Entertainment Group AB, Class B	11,344	657,814
	Nordic Waterproofing Holding AB	1,776	52,806
*	Note AB	1,849	38,948
	OEM International AB, Class B	8,487	190,916
	Pricer AB, Class B	12,755	38,162
	Proact IT Group AB	6,525	65,800
*Ω	Scandic Hotels Group AB	7,862	38,028
	Sectra AB, Class B	30,290	737,150
	Sintercast AB	1,167	20,429
	Softronic AB	3,567	10,404
#	Systemair AB	13,304	128,411
	Troax Group AB	9,655	395,286
	Vitec Software Group AB, Class B	3,900	230,180

TOTAL SWEDEN			11,471,734

SWITZERLAND — (7.4%)
	ALSO Holding AG	1,596	473,636
*	APG SGA SA	311	70,287
*	Ascom Holding AG	3,844	59,834
	Bachem Holding AG, Class B	1,343	1,081,059
	Belimo Holding AG	2,560	1,488,347
	Bellevue Group AG	904	40,587
	Bossard Holding AG, Class A	1,650	606,014
	Bucher Industries AG	1,260	635,912
	Burckhardt Compression Holding AG	587	247,234
	Burkhalter Holding AG	1,005	72,755
	Cembra Money Bank AG	5,843	390,046
	Coltene Holding AG	1,168	147,685
	Comet Holding AG	1,259	468,463

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	dormakaba Holding AG	852	$631,505
	Emmi AG	368	384,016
	Forbo Holding AG	275	535,010
Ω	Galenica AG	11,690	856,256
	Georg Fischer AG	663	1,003,154
	Gurit Holding AG	21	36,456
	Inficon Holding AG	477	612,042
	Interroll Holding AG	173	839,309
	Kardex Holding AG	1,838	566,916
	LEM Holding SA	118	286,081
*Ω	Medacta Group SA	470	78,692
*Ω	Medmix AG	915	43,746
	Mobilezone Holding AG	8,340	112,228
	Orior AG	1,437	147,582
*Ω	Sensirion Holding AG	1,464	210,993
	SFS Group AG	3,056	411,626
	Siegfried Holding AG	1,058	1,017,629
	SIG Combibloc Group AG	59,494	1,555,928
	Softwareone Holding AG	14,083	326,330
#	Stadler Rail AG	1,023	44,929
	Sulzer AG	915	89,949
	Swissquote Group Holding SA	2,259	458,236
	Tecan Group AG	1,119	685,614
Ω	VAT Group AG	7,219	3,450,903
	VZ Holding AG	3,853	391,148
	Zehnder Group AG	791	85,143

TOTAL SWITZERLAND			20,643,280

UNITED KINGDOM — (13.4%)
	4imprint Group PLC	6,662	260,658
	888 Holdings PLC	78,488	411,002
	AG Barr PLC	15,668	106,259
	Air Partner PLC	7,145	8,464
	AJ Bell PLC	53,475	299,732
Ω	Alfa Financial Software Holdings PLC	12,424	32,698
*	AO World PLC	25,696	51,524
	Appreciate Group PLC	61,766	22,313
	Aptitude Software Group PLC	6,626	57,404
	Ashmore Group PLC	100,506	464,372
	Avon Protection PLC	10,230	271,839
*	Boohoo Group PLC	141,579	352,144
	Brewin Dolphin Holdings PLC	59,143	304,817
	Britvic PLC	65,041	789,580
*	Bytes Technology Group PLC	40,084	293,280
*	Centrica PLC	609,843	503,417
	Clipper Logistics PLC	14,003	137,495
Ω	CMC Markets PLC	21,662	74,426
	Coats Group PLC	316,718	279,499
	Computacenter PLC	17,264	634,707
Ω	ContourGlobal PLC	32,432	88,275
	Cranswick PLC	11,233	530,887
*	CVS Group PLC	15,254	519,864
*	De La Rue PLC	21,184	48,586
	Devro PLC	40,715	120,067
*	DFS Furniture PLC	31,037	115,860
*	Dignity PLC	4,159	40,308
	Diploma PLC	28,361	1,165,555
	DiscoverIE Group PLC	18,333	262,604
	Domino’s Pizza Group PLC	83,777	443,806

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	dotdigital group PLC	43,930	$144,569
	Dunelm Group PLC	25,907	454,238
Ω	DWF Group PLC	41,232	63,881
	EKF Diagnostics Holdings PLC	20,085	22,143
	Electrocomponents PLC	70,302	1,081,637
	EMIS Group PLC	13,639	251,858
*	EnQuest PLC	263,651	86,706
*	Ergomed PLC	4,537	89,222
*	FD Technologies PLC	3,928	112,164
	FDM Group Holdings PLC	21,749	357,353
	Fevertree Drinks PLC	28,394	883,530
Ω	Forterra PLC	51,919	184,058
*	Frontier Developments PLC	3,298	111,119
	Future PLC	614	29,616
	Games Workshop Group PLC	8,021	1,059,429
	Gamma Communications PLC	13,903	343,720
	GB Group PLC	6,659	80,954
	Genus PLC	4,980	377,642
	Gooch & Housego PLC	1,717	28,233
*	Greencore Group PLC	49,321	87,206
	Greggs PLC	26,972	1,127,347
	Hays PLC	95,199	215,745
*	Helios Towers PLC	36,405	76,954
	Hill & Smith Holdings PLC	19,166	480,999
	Hilton Food Group PLC	15,628	249,951
*	Hollywood Bowl Group PLC	9,164	29,818
	HomeServe PLC	27,427	320,388
	IDOX PLC	68,027	66,705
	IG Group Holdings PLC	72,607	787,835
	IMI PLC	58,966	1,316,820
	Impax Asset Management Group PLC	16,078	241,393
	Inchcape PLC	63,715	719,125
*	Indivior PLC	132,169	441,118
	IntegraFin Holdings PLC	48,164	376,758
Ω	Integrated Diagnostics Holdings PLC	16,300	20,144
	iomart Group PLC	21,762	43,589
*	IWG PLC	173,243	734,789
	James Halstead PLC	26,608	202,215
*	Johnson Service Group PLC	14,895	27,107
Ω	JTC PLC	20,736	219,799
	Kainos Group PLC	18,494	501,141
	Keywords Studios PLC	9,222	356,544
	Learning Technologies Group PLC	62,678	168,073
	Liontrust Asset Management PLC	8,061	240,312
	LSL Property Services PLC	10,293	62,085
Ω	Luceco PLC	21,291	110,592
	Macfarlane Group PLC	22,063	39,509
	Marshalls PLC	49,792	482,275
	Midwich Group PLC	11,632	105,721
*	Mitie Group PLC	76,323	68,583
	Moneysupermarket.com Group PLC	112,747	327,332
	Morgan Advanced Materials PLC	61,456	290,530
	Mortgage Advice Bureau Holdings Ltd	6,461	117,895
*	Motorpoint group PLC	14,508	71,136
	NCC Group PLC	46,954	159,627
	Next Fifteen Communications Group PLC	17,456	294,175
	Nichols PLC	1,552	24,868
	Ninety One PLC	59,077	209,759
*	Oxford Biomedica PLC	5,965	123,724

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Oxford Instruments PLC	11,602	$365,040
	Pagegroup PLC	83,007	753,185
	Pan African Resources PLC	126,993	30,066
	PayPoint PLC	15,890	149,940
	Plus500 Ltd.	23,909	430,435
	Polar Capital Holdings PLC	17,444	198,214
	Record PLC	11,681	13,282
	Renew Holdings PLC	15,815	164,948
*	Renewi PLC	1,102	10,654
*	Restaurant Group PLC	9,222	11,123
	RHI Magnesita NV	2,062	94,760
	River & Mercantile Group PLC	6,028	23,439
	RM PLC	19,106	54,418
	Robert Walters PLC	14,183	165,059
	Rotork PLC	217,282	1,050,364
	RWS Holdings PLC	3,722	31,613
	Sanne Group PLC	30,411	375,972
	Savills PLC	28,453	553,385
	ScS Group PLC	5,061	17,754
	Serco Group PLC	206,112	356,041
	Softcat PLC	30,455	809,416
	Spirent Communications PLC	135,496	532,040
*	SSP Group PLC	2	6
	SThree PLC	28,289	227,985
	Strix Group PLC	11,490	45,859
*	Studio Retail Group PLC	9,958	35,192
*	Superdry PLC	12,874	51,000
	Synthomer PLC	78,903	546,841
	Tate & Lyle PLC	77,491	686,631
	Tatton Asset Management PLC	7,029	52,433
	TClarke PLC	14,286	31,447
	Telecom Plus PLC	15,857	270,805
*	Topps Tiles PLC	24,408	20,957
	Treatt PLC	9,379	142,027
*	Tremor International Ltd.	1,128	10,500
#*	Tremor International Ltd., ADR	2,269	42,998
*	ULS Technology PLC	7,342	7,463
	Ultra Electronics Holdings PLC	17,948	795,305
	Victrex PLC	21,832	682,698
	Vitec Group PLC	1,189	23,364
	Volex PLC	11,819	72,662
	Volution Group PLC	23,865	160,948
*Ω	Watches of Switzerland Group PLC	14,635	227,247
	Watkin Jones PLC	34,434	113,597
*	WH Smith PLC	16,743	358,407
	Wickes Group PLC	41,110	120,979
	Wilmington PLC	4,671	15,325
	Wincanton PLC	7,911	41,072
	XP Power Ltd.	3,955	284,029

TOTAL UNITED KINGDOM			37,252,125

UNITED STATES — (0.1%)
*	Arko Corp.	9,537	91,148
*Ω	Frontage Holdings Corp.	76,000	44,215
*	Gaming Innovation Group, Inc.	6,941	14,856

TOTAL UNITED STATES			150,219

TOTAL COMMON STOCKS			265,168,839

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
FUCHS PETROLUB SE	17,156	$822,815
Jungheinrich AG	6,401	324,611
Sixt SE	3,970	393,345

TOTAL GERMANY		1,540,771

RIGHTS/WARRANTS — (0.0%)
PORTUGAL — (0.0%)
* Ibersol SGPS SA Rights 11/12/21	1,448	502

SPAIN — (0.0%)
* Miquel y Costas & Miquel SA Rights 11/01/21	1,437	7,237

TOTAL RIGHTS/WARRANTS		7,739

TOTAL INVESTMENT SECURITIES (Cost $177,756,882)		266,717,349

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	1,002,986	11,604,552

TOTAL INVESTMENTS — (100.0%) (Cost $189,360,305)		$278,321,901

Summary of the Portfolio’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$19,387,266	—	$19,387,266
Austria	—	3,440,196	—	3,440,196
Belgium	—	3,455,086	—	3,455,086
Canada	$27,985,799	—	—	27,985,799
Denmark	—	5,355,184	—	5,355,184
Finland	—	5,981,689	—	5,981,689
France	—	12,832,159	—	12,832,159
Germany	—	19,442,319	—	19,442,319
Hong Kong	—	5,533,313	$16,987	5,550,300
Ireland	—	1,164,733	—	1,164,733
Israel	308,072	3,746,088	—	4,054,160
Italy	—	8,988,232	—	8,988,232
Japan	—	60,160,776	—	60,160,776
Netherlands	—	5,974,470	—	5,974,470
New Zealand	—	1,711,438	—	1,711,438
Norway	—	3,004,238	—	3,004,238
Portugal	—	627,349	—	627,349
Singapore	—	1,901,991	12,673	1,914,664
Spain	—	4,621,423	—	4,621,423
Sweden	—	11,471,734	—	11,471,734
Switzerland	43,746	20,599,534	—	20,643,280
United Kingdom	42,998	37,209,127	—	37,252,125
United States	—	150,219	—	150,219

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$1,540,771	—	$1,540,771
Rights/Warrants
Portugal	—	502	—	502
Spain	—	7,237	—	7,237
Securities Lending Collateral	—	11,604,552	—	11,604,552

TOTAL	$28,380,615	$249,911,626	$29,660^	$278,321,901

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the thirty-six portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the portfolios listed in the table below (thirty-six of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2021 (collectively referred to as the

“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
U.S. Large Cap Equity Portfolio	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020, 2019, 2018, and 2017
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Core Equity Portfolio
Emerging Markets Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
World ex U.S. Targeted Value Portfolio
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

U.S. High Relative Profitability Portfolio International High Relative Profitability Portfolio Emerging Markets Sustainability Core 1 Portfolio Emerging Markets Targeted Value Portfolio	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For each of the periods indicated therein

U.S. Sustainability Targeted Value Portfolio	For the year ended October 31, 2021	For the year ended October 31, 2021 and the period from June 7, 2020 (commencement of operations) to October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

2 of 2

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Philadelphia, Pennsylvania

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

2 of 2

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 5, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: January 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 5, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 5, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: January 5, 2022